================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3258

                                   ----------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact name of registrant as specified in charter)

                                   ----------

               6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                                   ----------

           Catherine L. Newell, Esquire, Vice President and Secretary
                     DFA Investment Dimensions Group Inc.,
               6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                                   ----------

       Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31
                   Date of reporting period: January 31, 2013

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                               JANUARY 31, 2013
                                  (UNAUDITED)

                               TABLE OF CONTENTS

          DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............   1

          SCHEDULES OF INVESTMENTS
             Enhanced U.S. Large Company Portfolio................   3
             U.S. Large Cap Value Portfolio.......................   7
             U.S. Targeted Value Portfolio........................   8
             U.S. Small Cap Value Portfolio.......................  36
             U.S. Core Equity 1 Portfolio.........................  59
             U.S. Core Equity 2 Portfolio......................... 111
             U.S. Vector Equity Portfolio......................... 164
             U.S. Small Cap Portfolio............................. 213
             U.S. Micro Cap Portfolio............................. 253
             DFA Real Estate Securities Portfolio................. 287
             Large Cap International Portfolio.................... 290
             International Core Equity Portfolio.................. 317
             International Small Company Portfolio................ 403
             Japanese Small Company Portfolio..................... 404
             Asia Pacific Small Company Portfolio................. 404
             United Kingdom Small Company Portfolio............... 405
             Continental Small Company Portfolio.................. 405
             DFA International Real Estate Securities Portfolio... 406
             DFA Global Real Estate Securities Portfolio.......... 412
             DFA International Small Cap Value Portfolio.......... 413
             International Vector Equity Portfolio................ 451
             World ex U.S. Value Portfolio........................ 523
             World ex U.S. Targeted Value Portfolio............... 524
             Selectively Hedged Global Equity Portfolio........... 525
             Emerging Markets Portfolio........................... 526
             Emerging Markets Value Portfolio..................... 526
             Emerging Markets Small Cap Portfolio................. 527
             Emerging Markets Core Equity Portfolio............... 528
             DFA Commodity Strategy Portfolio..................... 593
             DFA One-Year Fixed Income Portfolio.................. 599
             DFA Two-Year Global Fixed Income Portfolio........... 603
             DFA Selectively Hedged Global Fixed Income Portfolio. 607
             DFA Short-Term Government Portfolio.................. 612
             DFA Five-Year Global Fixed Income Portfolio.......... 614
             DFA World ex U.S. Government Fixed Income Portfolio.. 618
             DFA Intermediate Government Fixed Income Portfolio... 620
             DFA Short-Term Extended Quality Portfolio............ 622
             DFA Intermediate-Term Extended Quality Portfolio..... 631
             DFA Investment Grade Portfolio....................... 638
             DFA Inflation-Protected Securities Portfolio......... 639
             DFA Short-Term Municipal Bond Portfolio.............. 640
             DFA Intermediate-Term Municipal Bond Portfolio....... 649
             DFA California Short-Term Municipal Bond Portfolio... 655

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                               JANUARY 31, 2013
                                  (UNAUDITED)

                               TABLE OF CONTENTS

          DFA California Intermediate-Term Municipal Bond Portfolio.  662
          CSTG&E U.S. Social Core Equity 2 Portfolio................  668
          CSTG&E International Social Core Equity Portfolio.........  704
          Dimensional Retirement Equity Fund II.....................  741
          Dimensional Retirement Fixed Income Fund II...............  742
          Dimensional Retirement Fixed Income Fund III..............  743
          U.S. Social Core Equity 2 Portfolio.......................  744
          U.S. Sustainability Core 1 Portfolio......................  784
          International Sustainability Core 1 Portfolio.............  824
          DFA International Value ex Tobacco Portfolio..............  866
          International Social Core Equity Portfolio................  875
          Emerging Markets Social Core Equity Portfolio.............  913
          Tax-Managed U.S. Marketwide Value Portfolio...............  963
          Tax-Managed U.S. Equity Portfolio.........................  964
          Tax-Managed U.S. Targeted Value Portfolio................. 1008
          Tax-Managed U.S. Small Cap Portfolio...................... 1035
          T.A. U.S. Core Equity 2 Portfolio......................... 1070
          Tax-Managed DFA International Value Portfolio............. 1118
          T.A. World ex U.S. Core Equity Portfolio.................. 1129
          LWAS/DFA International High Book to Market Portfolio...... 1245
          VA U.S. Targeted Value Portfolio.......................... 1246
          VA U.S. Large Value Portfolio............................. 1270
          VA International Value Portfolio.......................... 1276
          VA International Small Portfolio.......................... 1286
          VA Short-Term Fixed Portfolio............................. 1332
          VA Global Bond Portfolio.................................. 1335
          U.S. Large Cap Growth Portfolio........................... 1338
          U.S. Small Cap Growth Portfolio........................... 1343
          International Large Cap Growth Portfolio.................. 1350
          International Small Cap Growth Portfolio.................. 1357

       NOTES TO SCHEDULES OF INVESTMENTS
          Organization.............................................. 1368
          Security Valuation........................................ 1368
          Financial Instruments..................................... 1370
          Federal Tax Cost.......................................... 1381
          Recently Issued Accounting Standards...................... 1382
          Other..................................................... 1382
          Subsequent Event Evaluations.............................. 1383

       THE DFA INVESTMENT TRUST COMPANY

       SCHEDULES OF INVESTMENTS
          The U.S. Large Cap Value Series........................... 1385
          The DFA International Value Series........................ 1391
          The Japanese Small Company Series......................... 1403

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                                   FORM N-Q
                               JANUARY 31, 2013
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                The Asia Pacific Small Company Series........ 1428
                The United Kingdom Small Company Series...... 1446
                The Continental Small Company Series......... 1454
                The Emerging Markets Series.................. 1480
                The Emerging Markets Small Cap Series........ 1499
                The Tax-Managed U.S. Marketwide Value Series. 1553

             NOTES TO SCHEDULES OF INVESTMENTS
                Organization................................. 1575
                Security Valuation........................... 1575
                Financial Instruments........................ 1576
                Federal Tax Cost............................. 1577
                Recently Issued Accounting Standards......... 1577
                Other........................................ 1577
                Subsequent Event Evaluations................. 1578

             DIMENSIONAL EMERGING MARKETS VALUE FUND

             SCHEDULE OF INVESTMENTS......................... 1580

             NOTES TO SCHEDULE OF INVESTMENTS
                Organization................................. 1619
                Security Valuation........................... 1619
                Financial Instruments........................ 1620
                Federal Tax Cost............................. 1621
                Recently Issued Accounting Standards......... 1621
                Other........................................ 1621
                Subseqent Event Evaluations.................. 1621

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       THE DFA INVESTMENT TRUST COMPANY
                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments
________________________

Investment Abbreviations

  ADR                     American Depositary Receipt
  AGM                     Assured Guaranty Municipal Corporation
  AMBAC                   American Municipal Bond Assurance Corporation
  ASSURED GTY             Assured Guaranty
  CP                      Certificate Participation
  ETM                     Escrowed to Maturity
  FGIC                    Federal Guaranty Insurance Corporation
  FPR                     Fully Paid Rights
  FSA                     Financial Security Assurance
  FNMA                    Federal National Mortgage Association
  GDR                     Global Depositary Receipt
  GO                      General Obligation
  GO OF CMNWLTH           General Obligation of Commonwealth
  GO OF UNIV              General Obligation of University
  NATL-RE                 Credit rating enhanced by guaranty or insurance from
                          National Public Finance Guarantee Corp.
  NATL-RE FGIC            National Public Finance Guarantee Corp. Re-insures
                          Financial Guaranty Insurance Co.
  NVDR                    Non-Voting Depository Receipt
  P.L.C.                  Public Limited Company
  PSF-GTD                 Public School Fund Guarantee
  RB                      Revenue Bond
  REIT                    Real Estate Investment Trust
  SA                      Special Assessment
  SCH BD GTY              School Bond Guaranty
  SCSDE                   South Carolina State Department of Education
  SD CRED PROG            School District Credit Program
  SDR                     Special Drawing Rights
  SPDR                    Standard & Poor's Depository Receipts
  ST AID WITHHLDG         State Aid Withholding
  ST GTD                  State Guaranteed
  TAN                     Tax Anticipation Note

Investment Footnotes

  +                       See Security Valuation Note within the Notes to
                          Schedules of Investments.
  ++                      Securities have generally been fair valued. See
                          Security Valuation Note within the Notes to
                          Schedules of Investments.
  *                       Non-Income Producing Securities.
  #                       Total or Partial Securities on Loan.
  ^                       Denominated in local currency or the Euro, unless
                          otherwise noted.
  ^^                      See Federal Tax Cost Note within the Notes to
                          Schedules of Investments.
  @                       Security purchased with cash proceeds from
                          Securities on Loan.
  o                       Security is being fair valued as of January 31, 2013.
  (r)                     The adjustable or variable rate shown is effective
                          as of January 31, 2013.
  (t)                     Face Amount denominated in Australian Dollars.
  (g)                     Face Amount denominated in British Pounds.
  (c)                     Face Amount denominated in Canadian Dollars.
  (e)                     Face Amount denominated in Euro.
  (z)                     Face Amount denominated in New Zealand Dollars.
  (s)                     Face Amount denominated in Swedish Krona.
  (n)                     Face Amount denominated in Norwegian Krone.
  (u)                     Face Amount denominated in United States Dollars.
  (S)                     Affiliated Fund.

Schedules of Investments
________________________

  -- Amounts designated as -- are either zero or rounded to zero.
  !                       Security segregated as collateral for the Open
                          Futures Contracts.
  @@                      Security segregated as collateral for Swap
                          Agreements.

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
BONDS -- (86.8%)
AUSTRALIA -- (2.7%)
BHP Billiton Finance USA, Ltd.
(u)   4.800%, 04/15/13....................................    600  $   605,247
Westpac Banking Corp.
(e)   6.500%, 06/24/13....................................  3,500    4,862,429
                                                                   -----------
TOTAL AUSTRALIA...........................................           5,467,676
                                                                   -----------
AUSTRIA -- (4.8%)
KA Finanz AG
      2.250%, 03/24/14....................................  4,300    5,957,376
Republic of Austria
(u)   5.000%, 05/19/14....................................  3,500    3,705,345
                                                                   -----------
TOTAL AUSTRIA.............................................           9,662,721
                                                                   -----------
CANADA -- (11.8%)
British Columbia, Province of Canada
      5.500%, 04/24/13....................................  2,000    2,023,461
Canada Housing Trust
      2.700%, 12/15/13....................................  5,000    5,081,311
Canadian Imperial Bank of Commerce
(u)   1.450%, 09/13/13....................................    600      604,043
Canadian National Railway Co.
(u)   4.400%, 03/15/13....................................    600      602,738
Canadian Natural Resources, Ltd.
(u)   5.150%, 02/01/13....................................    600      600,000
Enbridge, Inc.
(u)   5.800%, 06/15/14....................................  1,100    1,176,476
Encana Corp.
(u)   4.750%, 10/15/13....................................    800      822,138
Husky Energy, Inc.
(u)   5.900%, 06/15/14....................................  1,000    1,069,883
Ontario, Province of Canada
      5.500%, 04/17/13....................................  4,000    4,040,906
(u)   4.100%, 06/16/14....................................  1,000    1,050,700
Thomson Reuters Corp.
(u)   5.700%, 10/01/14....................................    800      863,226
Toronto-Dominion Bank (The)
(u)   1.375%, 07/14/14....................................  5,000    5,062,765
TransCanada PipeLines, Ltd.
(u)   4.000%, 06/15/13....................................    685      693,522
                                                                   -----------
TOTAL CANADA..............................................          23,691,169
                                                                   -----------

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
DENMARK -- (4.8%)
Kingdom of Denmark
      2.000%, 11/15/14.................................... 30,000  $ 5,630,044
Kommunekredit A.S.
(u)   1.250%, 09/03/13....................................  4,000    4,021,320
                                                                   -----------
TOTAL DENMARK.............................................           9,651,364
                                                                   -----------
FINLAND -- (0.2%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.792%, 02/07/13....................................    500      500,022
                                                                   -----------
FRANCE -- (7.6%)
Caisse d'Amortissement de la Dette Sociale SA
(u)   1.625%, 03/17/14....................................  5,000    5,062,800
France Telecom SA
(u)   4.375%, 07/08/14....................................  1,000    1,049,233
Reseau Ferre de France
      4.625%, 03/17/14....................................  3,000    4,259,553
Societe Financement de l'Economie Francaise SA
      3.250%, 01/16/14....................................  3,500    4,882,849
                                                                   -----------
TOTAL FRANCE..............................................          15,254,435
                                                                   -----------
GERMANY -- (9.2%)
Kreditanstalt fur Wiederaufbau
(t)   4.500%, 03/26/13....................................  2,000    2,089,347
(u)   4.000%, 10/15/13....................................  3,000    3,077,070
Landeskreditbank Baden-Wuerttemberg Foerderbank
      3.250%, 01/29/14....................................  3,000    4,190,819
Landwirtschaftliche Rentenbank
(u)   4.125%, 07/15/13....................................  4,000    4,068,160
NRW.Bank
(u)   1.375%, 08/26/13....................................  5,000    5,022,600
                                                                   -----------
TOTAL GERMANY.............................................          18,447,996
                                                                   -----------
NETHERLANDS -- (9.3%)
Bank Nederlandse Gemeenten NV
      3.750%, 03/14/14....................................  3,000    4,225,312
Diageo Finance BV
(u)   5.500%, 04/01/13....................................    600      604,771

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
NETHERLANDS -- (Continued)
Koninklijke Philips Electronics NV
(u)   7.250%, 08/15/13....................................  1,000  $ 1,032,710
Nederlandse Waterschapsbank NV
(u)   1.375%, 05/16/14....................................  3,000    3,034,860
Rabobank Nederland NV
(u)   2.500%, 12/12/13....................................  2,000    2,031,800
      4.375%, 01/22/14....................................  2,000    2,815,327
SNS Bank NV
      3.500%, 03/10/14....................................  3,500    4,909,238
                                                                   -----------
TOTAL NETHERLANDS.........................................          18,654,018
                                                                   -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.0%)
Eurofima
(u)   4.250%, 02/04/14....................................  2,500    2,594,790
European Financial Stability Facility
(e)   1.000%, 03/12/14....................................  1,000    1,368,190
European Investment Bank
(u)   3.125%, 06/04/14....................................  5,000    5,179,650
International Finance Facility for Immunisation
(g)   3.375%, 05/15/14....................................  3,000    4,912,804
                                                                   -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          14,055,434
                                                                   -----------
SWEDEN -- (4.6%)
Nordea Bank AB
(e)   4.500%, 05/12/14....................................  3,000    4,270,331
Svenska Handelsbanken AB
(e)   4.875%, 03/25/14....................................  3,500    4,983,103
                                                                   -----------
TOTAL SWEDEN..............................................           9,253,434
                                                                   -----------
SWITZERLAND -- (0.3%)
Credit Suisse New York AG
(u)   5.000%, 05/15/13....................................    600      607,760
                                                                   -----------
UNITED KINGDOM -- (1.6%)
Barclays Bank P.L.C.
(u)   5.200%, 07/10/14....................................    300      318,382
BP Capital Markets P.L.C.
(u)   5.250%, 11/07/13....................................  1,750    1,814,192
Vodafone Group P.L.C.
(u)   5.000%, 12/16/13....................................  1,000    1,039,341
                                                                   -----------

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- ----------
                                                            (000)
UNITED KINGDOM -- (Continued)
TOTAL UNITED KINGDOM......................................         $3,171,915
                                                                   ----------
UNITED STATES -- (22.9%)
Allstate Corp. (The)
      7.500%, 06/15/13.................................... $  489     501,360
American Express Credit Corp.
      7.300%, 08/20/13....................................    500     518,544
Apache Corp.
      5.250%, 04/15/13....................................    700     706,364
Assurant, Inc.
      5.625%, 02/15/14....................................  1,000   1,043,273
Bank of America Corp.
      7.375%, 05/15/14....................................  1,000   1,078,576
BB&T Corp.
      3.375%, 09/25/13....................................    600     611,600
Bristol-Myers Squibb Co.
      5.250%, 08/15/13....................................    345     353,980
Burlington Northern Santa Fe LLC
      4.300%, 07/01/13....................................    600     609,215
Campbell Soup Co.
      4.875%, 10/01/13....................................    251     258,244
Capital One Financial Corp.
      2.125%, 07/15/14....................................  1,000   1,017,393
Caterpillar Financial Services Corp.
      2.000%, 04/05/13....................................    650     651,877
CenterPoint Energy Resources Corp.
      7.875%, 04/01/13....................................    600     606,794
Cisco Systems, Inc.
      1.625%, 03/14/14....................................  1,000   1,013,421
Citigroup, Inc.
      6.375%, 08/12/14....................................  1,500   1,616,291
Coca-Cola Enterprises, Inc.
      1.125%, 11/12/13....................................  1,921   1,932,280
Comcast Cable Communications Holdings, Inc.
      8.375%, 03/15/13....................................    600     605,243
Consolidated Edison Co. of New York, Inc.
      3.850%, 06/15/13....................................    250     252,874
Daimler Finance North America LLC
      6.500%, 11/15/13....................................  1,500   1,566,741
Dell, Inc.
      1.400%, 09/10/13....................................    600     602,282

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
DIRECTV Holdings LLC
      4.750%, 10/01/14................................. $    1,500 $  1,594,671
Dominion Resources, Inc.
      5.000%, 03/15/13.................................        600      603,139
Duke Energy Corp.
      3.950%, 09/15/14.................................      1,600    1,681,565
Enterprise Products Operating LLC
      9.750%, 01/31/14.................................      1,000    1,086,166
      5.600%, 10/15/14.................................        500      539,510
Express Scripts Holding Co.
      6.250%, 06/15/14.................................      1,500    1,609,151
Fifth Third Bancorp
      6.250%, 05/01/13.................................        600      608,145
General Electric Capital Corp.
      2.100%, 01/07/14.................................      3,500    3,558,401
Georgia Power Co.
      1.300%, 09/15/13.................................        700      704,000
Hartford Financial Services Group, Inc.
      4.750%, 03/01/14.................................      1,580    1,636,463
Hewlett-Packard Co.
      4.500%, 03/01/13.................................        600      601,591
      1.250%, 09/13/13.................................        500      500,028
John Deere Capital Corp.
      4.500%, 04/03/13.................................        700      704,780
JPMorgan Chase & Co.
      2.050%, 01/24/14.................................      1,000    1,015,669
Kimberly-Clark Corp.
      5.000%, 08/15/13.................................        600      614,827
Kroger Co. (The)
      5.500%, 02/01/13.................................        600      600,000
MetLife, Inc.
      5.000%, 11/24/13.................................        350      362,746
Morgan Stanley
      4.200%, 11/20/14.................................      1,500    1,568,310
Nisource Finance Corp.
      6.150%, 03/01/13.................................        273      274,185
PACCAR Financial Corp.
      2.050%, 06/17/13.................................        600      604,107
Philip Morris International, Inc.
      4.875%, 05/16/13.................................        600      607,810
Praxair, Inc.
      2.125%, 06/14/13.................................        815      820,202
Spectra Energy Capital LLC
      5.500%, 03/01/14.................................      1,500    1,574,114
St. Jude Medical, Inc.
      2.200%, 09/15/13.................................      1,800    1,819,184

                                                           FACE
                                                          AMOUNT      VALUE+
                                                        ---------- ------------
                                                          (000)
UNITED STATES -- (Continued)
Travelers Property Casualty Corp.
      5.000%, 03/15/13................................. $      700 $    703,804
Union Bank NA
      2.125%, 12/16/13.................................      1,050    1,064,861
UnitedHealth Group, Inc.
      4.875%, 04/01/13.................................        600      604,006
Wachovia Corp.
      5.500%, 05/01/13.................................      1,000    1,012,436
Wellpoint, Inc.
      5.000%, 12/15/14.................................      1,572    1,691,885
                                                                   ------------
TOTAL UNITED STATES....................................              45,912,108
                                                                   ------------
TOTAL BONDS............................................             174,330,052
                                                                   ------------
AGENCY OBLIGATIONS -- (5.1%)
Federal Home Loan Bank Discount Note
!     1.000%, 04/04/13.................................      4,500    4,499,690
Federal National Mortgage Association
      0.750%, 12/18/13.................................        800      804,222
Federal National Mortgage Association Discount Note
!     1.000%, 04/01/13.................................      5,000    4,999,671
                                                                   ------------
TOTAL AGENCY OBLIGATIONS...............................              10,303,583
                                                                   ------------
COMMERCIAL PAPER -- (2.5%)
Koch Resources LLC
      0.150%, 02/20/13.................................      5,000    4,999,604
                                                                   ------------
                                                          SHARES
                                                        ----------
EXCHANGE-TRADED FUND -- (3.3%)
UNITED STATES -- (3.3%)
      SPDR Trust Series I..............................     44,100    6,601,770
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (2.3%)
      BlackRock Liquidity Funds TempCash Portfolio -
        Institutional Shares                             4,587,913    4,587,913
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $196,535,371)^^.................................            $200,822,922
                                                                   ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ----------- ------------  ------- ------------
 Bonds........................          -- $174,330,052    --    $174,330,052
 Agency Obligations...........          --   10,303,583    --      10,303,583
 Commercial Paper.............          --    4,999,604    --       4,999,604
 Exchange-Traded Fund......... $ 6,601,770           --    --       6,601,770
 Temporary Cash Investments...   4,587,913           --    --       4,587,913
 Forward Currency Contracts**.          --     (936,552)   --        (936,552)
 Futures Contracts**..........  13,167,149           --    --      13,167,149
                               ----------- ------------    --    ------------
 TOTAL........................ $24,356,832 $188,696,687    --    $213,053,519
                               =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013

                                  (UNAUDITED)

                        U.S. LARGE CAP VALUE PORTFOLIO

                                                            VALUE+
                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of
  The DFA Investment Trust Company..................... $9,282,705,250
                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $6,388,305,501)^^........................... $9,282,705,250
                                                        ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                         U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (93.3%)
Consumer Discretionary -- (14.6%)
   *1-800-FLOWERS.COM, Inc. Class A....................... 193,518 $   777,942
    A.H. Belo Corp. Class A...............................  96,709     510,624
    Aaron's, Inc..........................................  27,318     809,979
   *ALCO Stores, Inc......................................   2,172      17,702
    Ambassadors Group, Inc................................   6,515      32,119
    Amcon Distributing Co.................................     228      16,615
   #American Greetings Corp. Class A......................  38,000     608,000
   *America's Car-Mart, Inc...............................  55,977   2,229,004
   *Arctic Cat, Inc.......................................  53,101   1,919,070
    Ark Restaurants Corp..................................  11,690     205,159
   *Asbury Automotive Group, Inc..........................   3,706     131,785
   *Ascent Capital Group, Inc. Class A....................  61,445   3,914,661
   *Ballantyne Strong, Inc................................  68,354     244,707
  #*Barnes & Noble, Inc................................... 309,756   4,132,145
    Bassett Furniture Industries, Inc.....................  51,875     722,100
    Beasley Broadcast Group, Inc. Class A.................  15,520      78,221
   *Beazer Homes USA, Inc.................................  77,276   1,454,334
    bebe stores, Inc...................................... 370,532   1,548,824
    Belo Corp. Class A.................................... 335,070   2,838,043
    Big 5 Sporting Goods Corp.............................  71,782     995,616
   *Biglari Holdings, Inc.................................   6,438   2,374,849
   *Bluegreen Corp........................................ 141,582   1,359,187
   #Blyth, Inc............................................   6,991      97,944
    Bob Evans Farms, Inc.................................. 137,688   6,095,448
   *Body Central Corp.....................................   1,245       9,898
    Bon-Ton Stores, Inc. (The)............................  83,277   1,045,126
  #*Books-A-Million, Inc..................................  53,259     130,485
    Bowl America, Inc. Class A............................  14,589     186,520
  #*Boyd Gaming Corp...................................... 273,360   1,916,254
   *Bridgepoint Education, Inc............................   1,400      14,770
    Brown Shoe Co., Inc................................... 218,061   3,759,372
   *Build-A-Bear Workshop, Inc............................ 110,392     452,607
   *Cabela's, Inc......................................... 326,469  16,852,330
   *Cache, Inc............................................  71,789     177,319
    Callaway Golf Co...................................... 338,877   2,223,033
   *Cambium Learning Group, Inc...........................  60,806      76,616
    Canterbury Park Holding Corp..........................   9,680     103,963
   *Capella Education Co..................................   1,015      27,730
   *Career Education Corp.................................  61,200     211,752
    Carriage Services, Inc................................  70,900     991,182
   *Carrols Restaurant Group, Inc.........................  52,541     329,432
   *Casual Male Retail Group, Inc......................... 182,708     838,630
   *Cato Corp. Class A (The)..............................   7,849     216,397
   *CavCo Industries, Inc.................................  33,765   1,751,053
  #*Central European Media Enterprises, Ltd. Class A......   4,041      23,882
   *Charles & Colvard, Ltd................................  25,177      96,680
   *Children's Place Retail Stores, Inc. (The)............   3,088     153,906
   *Christopher & Banks Corp.............................. 135,229     838,420
    Churchill Downs, Inc..................................  58,581   3,787,847
   *Citi Trends, Inc......................................  45,074     583,258
   *Clear Channel Outdoor Holdings, Inc. Class A..........  48,744     365,580
   *Coast Distribution System, Inc. (The).................   1,305       2,740
   *Cobra Electronics Corp................................  24,371      98,703
   *Coldwater Creek, Inc..................................   5,786      21,929
    Collectors Universe, Inc..............................   6,880      82,766
   #Columbia Sportswear Co................................   1,639      83,736
  #*Conn's, Inc........................................... 155,838   4,432,033
   *Cooper Tire & Rubber Co...............................   6,800     173,128

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Core-Mark Holding Co., Inc............................  59,937 $ 3,004,642
   *Corinthian Colleges, Inc.............................. 418,350   1,029,141
    CSS Industries, Inc...................................  16,936     384,617
    CTC Media, Inc........................................  12,525     134,017
    Culp, Inc.............................................  23,982     419,685
   *Cumulus Media, Inc. Class A...........................  53,069     172,474
   *Cybex International, Inc..............................  25,088      63,222
    D.R. Horton, Inc...................................... 179,087   4,237,198
   *dELiA*s, Inc..........................................  74,878      77,124
   *Delta Apparel, Inc....................................  33,047     477,529
    Destination Maternity Corp............................   9,103     207,275
   *DeVry, Inc............................................   3,506      88,246
   *Dex One Corp..........................................   6,617      11,447
  o*DGSE Cos., Inc........................................     591       3,386
  #*Digital Generation, Inc............................... 113,499   1,136,125
    Dillard's, Inc. Class A............................... 230,083  19,421,306
  #*DineEquity, Inc.......................................  82,392   6,036,038
   *Dixie Group, Inc. (The)...............................  23,903     101,110
   *Dorman Products, Inc..................................   2,734      94,678
    Dover Downs Gaming & Entertainment, Inc...............  38,372      85,570
    Dover Motorsports, Inc................................  12,359      21,257
  #*DreamWorks Animation SKG, Inc. Class A................ 238,933   4,159,824
   *Drew Industries, Inc..................................  43,768   1,602,784
   *E.W. Scripps Co. Class A (The)........................ 229,697   2,524,370
  #*Education Management Corp.............................  34,458     149,203
    Educational Development Corp..........................   2,346       9,267
   *Emerson Radio Corp....................................  89,291     151,795
  #*Entercom Communications Corp. Class A.................  46,543     369,551
    Escalade, Inc.........................................   2,143      11,765
   *Ethan Allen Interiors, Inc............................  43,835   1,267,270
   *Exide Technologies.................................... 186,200     640,528
  #*FAB Universal Corp....................................  14,476      48,784
   *Famous Dave's of America, Inc.........................     393       3,678
   *Federal-Mogul Corp.................................... 163,049   1,522,878
    Fisher Communications, Inc............................  40,982   1,454,041
    Flexsteel Industries, Inc.............................  21,493     504,226
    Foot Locker, Inc......................................  27,977     961,010
    Fred's, Inc. Class A.................................. 189,349   2,503,194
    Frisch's Restaurants, Inc.............................  10,437     190,684
   *Fuel Systems Solutions, Inc...........................  92,872   1,363,361
   *Full House Resorts, Inc...............................  75,264     242,350
   *Furniture Brands International, Inc................... 195,268     269,470
   *Gaiam, Inc. Class A...................................  49,050     160,393
   #GameStop Corp. Class A................................ 635,798  14,750,514
    Gaming Partners International Corp....................  17,120     130,112
    Gannett Co., Inc......................................  62,787   1,232,509
   *Genesco, Inc..........................................  64,001   3,989,182
   *Gentherm, Inc.........................................   3,311      47,943
   *G-III Apparel Group, Ltd..............................  54,848   1,968,495
   *Gray Television, Inc.................................. 183,268     685,422
   #Group 1 Automotive, Inc............................... 146,690   9,936,781
   *Hallwood Group, Inc. (The)............................     101         936
    Harte-Hanks, Inc...................................... 228,738   1,873,364
    Haverty Furniture Cos., Inc...........................  95,040   1,710,720
    Haverty Furniture Cos., Inc. Class A..................     844      15,251
   *Helen of Troy, Ltd.................................... 160,458   5,808,580
  #*hhgregg, Inc.......................................... 123,248   1,045,143
   *Hollywood Media Corp..................................   6,339       8,304
    Hooker Furniture Corp.................................  54,414     821,651
  #*Hot Topic, Inc........................................ 227,698   2,527,448
   *Iconix Brand Group, Inc............................... 354,283   8,520,506

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    International Speedway Corp. Class A.................. 127,693 $ 3,500,065
   *Isle of Capri Casinos, Inc............................ 147,406   1,036,264
    JAKKS Pacific, Inc....................................  61,260     800,056
   *Jarden Corp........................................... 171,458  10,088,589
   *Johnson Outdoors, Inc. Class A........................  25,140     540,007
    Jones Group, Inc. (The)............................... 425,534   5,106,408
   *Jos. A. Bank Clothiers, Inc...........................   2,400      97,296
   *Journal Communications, Inc. Class A.................. 314,796   1,725,082
   *K12, Inc..............................................   1,356      25,032
   #KB Home...............................................  59,007   1,125,263
   *Kid Brands, Inc.......................................  70,816     116,846
   *Kirkland's, Inc.......................................  74,999     867,738
   *Krispy Kreme Doughnuts, Inc........................... 100,986   1,312,818
   *K-Swiss, Inc. Class A.................................  98,927     465,946
   *Lakeland Industries, Inc..............................  27,527     135,158
    La-Z-Boy, Inc......................................... 239,295   3,742,574
   *Lee Enterprises, Inc.................................. 149,966     190,457
   #Lennar Corp. Class A.................................. 638,026  26,503,600
    Lennar Corp. Class B Voting...........................  64,000   2,117,120
   *Liberty Media Corp....................................   1,200     133,812
    Lifetime Brands, Inc..................................  57,659     613,492
    Lincoln Educational Services Corp.....................  38,993     216,021
   *Lithia Motors, Inc. Class A........................... 106,247   4,597,308
   *Live Nation Entertainment, Inc........................ 924,308   9,483,400
   *Luby's, Inc........................................... 122,762     837,237
   *M/I Homes, Inc........................................  90,587   2,467,590
    Mac-Gray Corp.........................................  61,547     742,872
   *Madison Square Garden Co. Class A (The)............... 138,968   7,229,115
   *Maidenform Brands, Inc................................  43,947     853,011
    Marcus Corp........................................... 106,855   1,421,172
   *MarineMax, Inc........................................ 122,753   1,433,755
   *Marriott Vacations Worldwide Corp.....................  31,536   1,399,568
   *Martha Stewart Living Omnimedia Class A...............  42,931     124,929
   *Matthews International Corp. Class A..................  15,661     513,054
  #*McClatchy Co. Class A (The)........................... 187,749     548,227
    MDC Holdings, Inc..................................... 184,395   7,250,411
  #*Media General, Inc. Class A...........................  21,681      92,361
   #Men's Wearhouse, Inc. (The)........................... 248,289   7,535,571
   #Meredith Corp.........................................  63,945   2,318,646
   *Meritage Homes Corp................................... 147,230   6,513,455
   *MGM Resorts International............................. 146,760   1,874,125
   *Modine Manufacturing Co............................... 189,476   1,606,756
   *Mohawk Industries, Inc................................ 298,339  30,329,143
   *Monarch Casino & Resort, Inc..........................  32,058     332,121
  #*Motorcar Parts of America, Inc........................  45,611     304,225
   *Movado Group, Inc.....................................  87,836   3,211,284
   *MTR Gaming Group, Inc.................................  43,655     174,620
   *Multimedia Games Holding Co., Inc.....................  87,532   1,482,792
    NACCO Industries, Inc. Class A........................  32,985   2,149,303
   *Nathan's Famous, Inc..................................   6,483     267,553
   *Nautilus, Inc.........................................  69,641     376,758
   *Navarre Corp..........................................   3,267       7,089
   *New York & Co., Inc................................... 224,879     879,277
   *New York Times Co. Class A (The)...................... 149,017   1,320,291
   *Nobility Homes, Inc...................................     946       4,872
   *Office Depot, Inc..................................... 716,482   3,102,367
    OfficeMax, Inc........................................ 518,999   5,594,809
   *Orbitz Worldwide, Inc.................................  64,745     187,113
   *Orient-Express Hotels, Ltd. Class A................... 477,974   5,554,058
    Outdoor Channel Holdings, Inc......................... 105,423     813,866
   *P & F Industries, Inc. Class A........................   1,458      12,393

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Pacific Sunwear of California, Inc.................... 111,913 $  221,588
   #Penske Automotive Group, Inc.......................... 269,721  8,879,215
   #Pep Boys - Manny, Moe & Jack (The).................... 259,101  2,883,794
   *Perfumania Holdings, Inc..............................  13,797     87,473
    Perry Ellis International, Inc........................  82,106  1,584,646
   *Pinnacle Entertainment, Inc........................... 150,351  2,337,958
   *PulteGroup, Inc....................................... 258,870  5,368,964
   *Quiksilver, Inc....................................... 746,256  4,880,514
    R.G. Barry Corp.......................................  29,314    392,221
   *Radio One, Inc. Class D...............................  26,961     36,667
   #RadioShack Corp....................................... 152,177    500,662
   *Reading International, Inc. Class A...................   8,787     51,228
   *Red Lion Hotels Corp..................................  90,325    674,728
   *Red Robin Gourmet Burgers, Inc........................  88,549  3,273,657
    Regis Corp............................................ 295,672  5,248,178
    Rent-A-Center, Inc.................................... 277,988  9,918,612
   *Rick's Cabaret International, Inc.....................  47,095    396,540
   *Rocky Brands, Inc.....................................  34,614    488,750
   *Ruby Tuesday, Inc..................................... 315,784  2,377,854
   *Ruth's Hospitality Group, Inc.........................  40,612    315,149
   #Ryland Group, Inc. (The).............................. 166,434  6,610,758
    Saga Communications, Inc. Class A.....................  16,217    762,215
  #*Saks, Inc............................................. 755,984  8,172,187
    Salem Communications Corp. Class A....................  22,946    133,775
    Scholastic Corp....................................... 150,930  4,476,584
   *School Specialty, Inc.................................  70,070      7,210
   *Scientific Games Corp. Class A........................ 125,838  1,118,700
    Service Corp. International........................... 463,582  6,921,279
    Shiloh Industries, Inc................................  34,685    376,332
    Shoe Carnival, Inc.................................... 102,675  2,101,757
   *Shutterfly, Inc.......................................   4,700    155,476
    Six Flags Entertainment Corp..........................     381     23,980
   *Skechers U.S.A., Inc. Class A......................... 222,532  4,228,108
   *Skyline Corp..........................................  27,646    131,871
  #*Smith & Wesson Holding Corp...........................  14,739    126,755
  #*Sonic Automotive, Inc. Class A........................ 206,790  5,018,793
   *Spanish Broadcasting System, Inc. Class A.............  16,642     46,431
    Spartan Motors, Inc................................... 161,516    915,796
    Speedway Motorsports, Inc............................. 190,470  3,116,089
   *Sport Chalet, Inc. Class A............................   8,807     15,324
   *Sport Chalet, Inc. Class B............................   2,311      4,287
    Stage Stores, Inc..................................... 180,381  4,121,706
    Standard Motor Products, Inc.......................... 151,062  3,506,149
   *Standard Pacific Corp.................................  37,670    312,661
   *Stanley Furniture Co., Inc............................  49,285    229,175
   *Starz - Liberty Capital...............................   1,200     19,128
    Stein Mart, Inc....................................... 188,192  1,588,340
   *Steiner Leisure, Ltd..................................   2,170     97,758
   *Steinway Musical Instruments, Inc.....................  58,857  1,308,980
    Stewart Enterprises, Inc. Class A..................... 371,064  3,061,278
   *Stoneridge, Inc.......................................  38,977    243,996
    Strattec Security Corp................................   4,900    131,810
    Superior Industries International, Inc................ 153,618  3,113,837
    Superior Uniform Group, Inc...........................   5,139     58,225
    Systemax, Inc.........................................  63,565    622,301
    Tandy Leather Factory, Inc............................  40,081    231,267
    Thor Industries, Inc..................................   5,745    241,750
   *Toll Brothers, Inc.................................... 262,962  9,847,927
    Trans World Entertainment Corp........................   5,565     18,977
   *Trinity Place Holdings, Inc...........................  39,541    181,493
   *Tuesday Morning Corp.................................. 200,589  1,684,948

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   *Unifi, Inc..........................................    96,247 $  1,299,334
   *Universal Electronics, Inc..........................    27,178      519,100
  #*Vail Resorts, Inc...................................   110,071    5,817,252
  #*Valassis Communications, Inc........................    40,393    1,133,428
    Value Line, Inc.....................................       845        8,180
   *Valuevision Media, Inc. Class A.....................    42,439      115,010
   *VOXX International Corp.............................   100,744      973,187
    Washington Post Co. Class B (The)...................    28,060   10,822,181
   *Wells-Gardner Electronics Corp......................    22,378       44,756
    Wendy's Co. (The)................................... 1,902,714    9,779,950
   *West Marine, Inc....................................   115,748    1,386,661
   *Wet Seal, Inc. Class A (The)........................   471,821    1,321,099
    WeyCo Group, Inc....................................    14,578      332,087
    Whirlpool Corp......................................     4,100      473,058
  #*WMS Industries, Inc.................................   197,735    4,893,941
    World Wrestling Entertainment, Inc. Class A.........     2,500       21,400
   *Zale Corp...........................................   171,588      844,213
                                                                   ------------
Total Consumer Discretionary............................            527,757,318
                                                                   ------------
Consumer Staples -- (3.7%)
    Alico, Inc..........................................    10,173      443,238
   *Alliance One International, Inc.....................   447,272    1,619,125
    Andersons, Inc. (The)...............................    91,069    4,293,903
    B&G Foods, Inc......................................   109,496    3,471,023
   *Boulder Brands, Inc.................................   293,979    3,948,138
   *Cal-Maine Foods, Inc................................    22,278      928,547
    CCA Industries, Inc.................................    24,286      114,144
  #*Central European Distribution Corp..................   195,685      420,723
   *Central Garden & Pet Co.............................    79,373      761,981
   *Central Garden & Pet Co. Class A....................   192,018    1,847,213
   *Chiquita Brands International, Inc..................   221,459    1,627,724
   *Coca-Cola Bottling Co. Consolidated.................     8,986      581,664
   *Constellation Brands, Inc. Class A..................   373,609   12,089,987
   *Constellation Brands, Inc. Class B..................       200        6,516
   *Craft Brew Alliance, Inc............................    54,413      362,935
   *Dean Foods Co.......................................     2,007       36,748
   *Dole Food Co., Inc..................................   440,980    4,912,517
   *Elizabeth Arden, Inc................................    78,891    3,030,203
   *Farmer Brothers Co..................................    57,936      778,660
    Fresh Del Monte Produce, Inc........................   288,198    7,594,017
   #Golden Enterprises, Inc.............................    17,103       59,005
    Griffin Land & Nurseries, Inc.......................    12,781      384,708
   *Hain Celestial Group, Inc. (The)....................   204,255   11,640,492
    Ingles Markets, Inc. Class A........................    61,457    1,179,360
    Inter Parfums, Inc..................................    86,249    1,872,466
    John B. Sanfilippo & Son, Inc.......................    38,315      706,145
   *Mannatech, Inc......................................     2,230       13,492
    MGP Ingredients, Inc................................    55,785      208,078
    Nash Finch Co.......................................    71,489    1,484,827
   *Natural Alternatives International, Inc.............    12,132       63,208
    Nutraceutical International Corp....................    56,298      989,719
    Oil-Dri Corp. of America............................    19,856      551,004
   *Omega Protein Corp..................................   104,830      724,375
    Orchids Paper Products Co...........................    22,775      499,456
   *Overhill Farms, Inc.................................     2,806       12,711
   *Pantry, Inc. (The)..................................   113,050    1,413,125
   *Pilgrim's Pride Corp................................   182,551    1,542,556
   *Post Holdings, Inc..................................   163,526    6,212,353
   *Prestige Brands Holdings, Inc.......................   289,720    6,214,494
    Reliv' International, Inc...........................       600          756
   *Sanderson Farms, Inc................................    89,079    4,496,708

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   *Seneca Foods Corp. Class A............................  30,596 $    918,186
   *Seneca Foods Corp. Class B............................     189        5,691
   *Smithfield Foods, Inc................................. 767,800   17,897,418
   #Snyders-Lance, Inc....................................  33,213      844,607
    Spartan Stores, Inc................................... 108,525    1,762,446
   *Spectrum Brands Holdings, Inc......................... 123,198    6,238,747
   #SUPERVALU, Inc........................................  98,799      386,304
   *Susser Holdings Corp.................................. 110,064    4,607,279
   #Tootsie Roll Industries, Inc..........................  24,913      675,142
   #Universal Corp........................................ 123,817    6,733,168
    Village Super Market, Inc. Class A....................  20,181      645,590
    Weis Markets, Inc.....................................  76,383    3,075,180
                                                                   ------------
Total Consumer Staples....................................          132,927,802
                                                                   ------------
Energy -- (8.7%)
    Adams Resources & Energy, Inc.........................  16,509      589,206
    Alon USA Energy, Inc.................................. 244,296    4,793,088
   *Alpha Natural Resources, Inc.......................... 149,958    1,328,628
  #*Amyris, Inc...........................................   2,645        8,041
   *Approach Resources, Inc...............................  87,580    2,328,752
  #*Arch Coal, Inc........................................ 321,978    2,292,483
   *Barnwell Industries, Inc..............................  21,188       73,099
  #*Basic Energy Services, Inc............................ 184,370    2,383,904
    Berry Petroleum Co. Class A...........................   3,378      124,378
  #*Bill Barrett Corp..................................... 259,577    4,145,445
    Bolt Technology Corp..................................  41,081      612,107
   *BPZ Resources, Inc.................................... 357,590    1,126,408
    Bristow Group, Inc.................................... 177,350   10,105,403
   *C&J Energy Services, Inc..............................  57,138    1,309,032
   *Cal Dive International, Inc........................... 117,957      224,118
   *Callon Petroleum Co...................................  98,990      509,798
   *Carrizo Oil & Gas, Inc................................  45,498      977,297
    Cimarex Energy Co.....................................  35,276    2,252,725
   *Clayton Williams Energy, Inc..........................  10,007      398,779
   *Cloud Peak Energy, Inc................................ 190,694    3,339,052
   *Comstock Resources, Inc............................... 266,666    3,890,657
    Contango Oil & Gas Co.................................  24,613    1,056,636
   *Crimson Exploration, Inc.............................. 177,141      542,051
    Crosstex Energy, Inc.................................. 165,105    2,790,274
   *Dawson Geophysical Co.................................  46,821    1,251,057
    Delek US Holdings, Inc................................ 181,120    6,152,646
   *Double Eagle Petroleum Co.............................  52,252      265,440
  #*Endeavour International Corp.......................... 178,219      969,511
   *ENGlobal Corp.........................................  46,727       30,373
   *EPL Oil & Gas, Inc.................................... 185,131    4,528,304
   #EXCo Resources, Inc...................................  62,659      401,644
   *Exterran Holdings, Inc................................ 329,669    7,661,508
   *Forbes Energy Services, Ltd...........................   2,714        6,324
   *Forest Oil Corp....................................... 166,153    1,156,425
   *Gastar Exploration, Ltd...............................   1,100        1,199
   *Global Geophysical Services, Inc...................... 141,148      539,185
   *Green Plains Renewable Energy, Inc.................... 156,342    1,221,031
    Gulf Island Fabrication, Inc..........................  73,174    1,699,100
    Gulfmark Offshore, Inc. Class A....................... 134,391    4,671,431
   *Halcon Resources Corp.................................  88,328      674,826
   *Harvest Natural Resources, Inc........................ 194,361    1,803,670
  #*Heckmann Corp......................................... 252,631      970,103
   *Helix Energy Solutions Group, Inc..................... 550,015   13,046,356
   *Hercules Offshore, Inc................................ 840,892    5,533,069
   *HKN, Inc..............................................   1,295      108,132
    HollyFrontier Corp....................................     599       31,280

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   *Hornbeck Offshore Services, Inc....................... 186,154 $  6,852,329
  #*James River Coal Co...................................  39,787      119,759
   *Key Energy Services, Inc..............................  42,236      343,379
   *Lucas Energy, Inc.....................................   2,836        4,538
  #*Magnum Hunter Resources Corp.......................... 458,870    1,853,835
   *Matrix Service Co..................................... 108,788    1,553,493
   *Mexco Energy Corp.....................................   6,763       47,679
  #*Miller Energy Resources, Inc..........................  29,624      119,385
   *Mitcham Industries, Inc...............................  57,917      858,330
   *Nabors Industries, Ltd................................ 462,886    7,716,310
   *Natural Gas Services Group, Inc.......................  61,345    1,115,866
   *Newfield Exploration Co............................... 203,865    6,014,018
   *Newpark Resources, Inc................................ 480,197    4,139,298
   #Nordic American Tankers, Ltd..........................  17,919      154,820
   *Northern Oil & Gas, Inc...............................  20,952      346,546
 o#*Overseas Shipholding Group, Inc....................... 142,039      142,039
    Panhandle Oil & Gas, Inc. Class A.....................     274        7,834
   *Parker Drilling Co.................................... 597,206    3,356,298
   #Patterson-UTI Energy, Inc............................. 489,303    9,952,423
   *PDC Energy, Inc....................................... 136,977    5,072,258
    Penn Virginia Corp.................................... 240,721    1,032,693
   *PetroQuest Energy, Inc................................ 163,058      838,118
   *PHI, Inc. Non-Voting..................................  64,150    2,122,724
   *PHI, Inc. Voting......................................     175        5,887
   *Pioneer Energy Services Corp.......................... 336,370    2,549,685
   *Plains Exploration & Production Co.................... 250,186   11,946,382
   *Pyramid Oil Co........................................     100          426
    QEP Resources, Inc.................................... 189,444    5,560,181
   *Quicksilver Resources, Inc............................  10,000       27,400
   *Rex Energy Corp....................................... 265,755    3,489,363
   *Rowan Cos. P.L.C. Class A............................. 630,839   21,751,329
  #*SandRidge Energy, Inc................................. 228,638    1,618,757
   #SEACOR Holdings, Inc.................................. 101,346    9,219,446
   *SemGroup Corp. Class A................................  40,431    1,745,002
    Ship Finance International, Ltd....................... 132,025    2,225,941
   *Steel Excel, Inc......................................  42,674    1,090,321
   *Stone Energy Corp..................................... 190,143    4,278,218
   *Superior Energy Services, Inc.........................  94,013    2,347,505
   *Swift Energy Co....................................... 215,676    3,250,237
   *Synergy Resources Corp................................   9,843       61,027
    Teekay Corp........................................... 109,180    3,840,952
   *Tesco Corp............................................  32,594      394,061
    Tesoro Corp........................................... 728,585   35,474,804
   *TETRA Technologies, Inc............................... 369,630    3,141,855
    TGC Industries, Inc...................................  33,667      306,370
   #Tidewater, Inc........................................ 256,438   12,609,056
   *Triangle Petroleum Corp............................... 222,303    1,398,286
   *Unit Corp............................................. 209,310   10,074,090
   *VAALCO Energy, Inc.................................... 273,187    2,319,358
   *Verenium Corp.........................................     457        1,079
   *W&T Offshore, Inc.....................................  35,625      627,000
   *Warren Resources, Inc................................. 186,123      563,953
   #Western Refining, Inc................................. 423,850   14,254,076
   *Whiting Petroleum Corp................................  49,500    2,355,210
   *Willbros Group, Inc................................... 253,568    1,658,335
                                                                   ------------
Total Energy..............................................          313,873,539
                                                                   ------------
Financials -- (23.4%)
   *1st Constitution Bancorp..............................     464        4,177
    1st Source Corp.......................................  91,544    2,068,894
    1st United Bancorp, Inc...............................  28,488      182,893

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Access National Corp.................................    14,189 $   220,071
   *Alexander & Baldwin, Inc.............................   193,322   6,495,619
   *Allegheny Corp.......................................     1,612     581,271
    Alliance Bancorp, Inc. of Pennsylvania...............       770      10,010
    Alliance Financial Corp..............................    14,209     633,863
    Allied World Assurance Co. Holdings AG...............   192,146  16,299,745
    Alterra Capital Holdings, Ltd........................   443,922  13,526,303
   *American Capital, Ltd................................ 1,347,022  17,996,214
    American Equity Investment Life Holding Co...........   325,267   4,384,599
    American Financial Group, Inc........................   465,600  19,815,936
   *American Independence Corp...........................       300       1,443
    American National Bankshares, Inc....................    18,542     375,290
    American National Insurance Co.......................    44,234   3,415,307
   *American River Bankshares............................     1,626      11,886
   *American Safety Insurance Holdings, Ltd..............    50,238   1,003,755
   *Ameris Bancorp.......................................    93,067   1,234,068
   *AMERISAFE, Inc.......................................    99,481   2,849,136
   *AmeriServ Financial, Inc.............................    36,909     109,989
    Argo Group International Holdings, Ltd...............   146,152   5,274,626
    Arrow Financial Corp.................................       225       5,490
    Aspen Insurance Holdings, Ltd........................   342,379  11,678,548
   *Asset Acceptance Capital Corp........................   113,921     611,756
   #Associated Banc-Corp.................................   578,265   8,251,842
   #Assurant, Inc........................................   429,284  16,415,820
    Assured Guaranty, Ltd................................   628,509  11,394,868
    Asta Funding, Inc....................................    60,415     572,130
    Astoria Financial Corp...............................   440,138   4,286,944
   *Atlantic Coast Financial Corp........................     4,033      14,075
  #*Atlanticus Holdings Corp.............................    66,219     212,563
    Auburn National Bancorporation, Inc..................       692      14,712
   *AV Homes, Inc........................................    44,274     659,240
    Axis Capital Holdings, Ltd...........................   593,046  22,695,870
    Baldwin & Lyons, Inc. Class A........................       253       6,439
    Baldwin & Lyons, Inc. Class B........................    13,785     340,489
    Bancfirst Corp.......................................    23,944     979,310
   *Bancorp, Inc. (The)..................................   138,828   1,635,394
    BancorpSouth, Inc....................................   190,194   2,757,813
   *BancTrust Financial Group, Inc.......................    62,398     177,834
    Bank Mutual Corp.....................................   155,193     796,140
    Bank of Commerce Holdings............................     5,200      25,532
    Bank of Kentucky Financial Corp......................     3,728      97,860
    BankFinancial Corp...................................   106,520     804,226
    Banner Corp..........................................    91,197   2,754,149
    Bar Harbor Bankshares................................     7,885     278,340
    BBCN Bancorp, Inc....................................   192,419   2,326,346
    BCB Bancorp, Inc.....................................     4,921      46,848
   *BCSB Bancorp, Inc....................................       238       3,725
   *Beneficial Mutual Bancorp, Inc.......................    22,268     208,428
    Berkshire Hills Bancorp, Inc.........................   104,139   2,520,164
   *BofI Holding, Inc....................................    54,028   1,726,735
    Boston Private Financial Holdings, Inc...............   387,727   3,586,475
    Bridge Bancorp, Inc..................................     2,232      45,622
   *Bridge Capital Holdings..............................     1,785      28,007
    Brookline Bancorp, Inc...............................   256,330   2,258,267
    Bryn Mawr Bank Corp..................................    13,585     314,357
    C&F Financial Corp...................................     1,923      78,151
    Calamos Asset Management, Inc. Class A...............    62,487     651,115
    California First National Bancorp....................     3,333      53,995
   *Camco Financial Corp.................................       411       1,155
    Camden National Corp.................................     9,539     321,941
    Cape Bancorp, Inc....................................     3,623      32,933

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *Capital Bank Financial Corp. Class A.................       361 $     5,585
  #*Capital City Bank Group, Inc.........................    69,097     773,886
    Capital Southwest Corp...............................    17,318   1,867,746
    CapitalSource, Inc...................................   688,910   5,587,060
    Cardinal Financial Corp..............................   144,152   2,355,444
    Cash America International, Inc......................    72,526   3,474,721
    Cathay General Bancorp...............................   378,818   7,352,857
    Center Bancorp, Inc..................................    50,281     602,366
    Centerstate Banks, Inc...............................    86,915     769,198
   *Central Pacific Financial Corp.......................    13,570     218,613
    Century Bancorp, Inc. Class A........................     3,819     127,287
    CFS Bancorp, Inc.....................................     3,357      24,942
    Chemical Financial Corp..............................    79,068   1,922,143
   *Chicopee Bancorp, Inc................................     1,885      30,217
    Cincinnati Financial Corp............................    22,133     939,325
   *Citizens Community Bancorp, Inc......................     6,617      41,886
    Citizens Holding Co..................................     1,103      20,907
  #*Citizens, Inc........................................    78,129     782,071
   #City Holding Co......................................    17,642     666,691
    Clifton Savings Bancorp, Inc.........................     2,471      28,762
    CNB Financial Corp...................................     6,610     112,304
    CNO Financial Group, Inc............................. 1,174,038  12,057,370
    CoBiz Financial, Inc.................................   151,412   1,235,522
    Codorus Valley Bancorp, Inc..........................       290       4,564
   *Colonial Financial Services, Inc.....................       522       7,021
    Columbia Banking System, Inc.........................   139,753   2,823,011
    Commercial National Financial Corp...................     1,547      33,454
   #Community Bank System, Inc...........................   126,388   3,589,419
    Community Trust Bancorp, Inc.........................    69,462   2,341,564
   *Community West Bancshares............................       367       1,560
    Consolidated-Tokoma Land Co..........................    11,795     424,502
   *Cowen Group, Inc. Class A............................   303,024     806,044
    CVB Financial Corp...................................    21,309     234,399
    Dime Community Bancshares, Inc.......................   167,247   2,309,681
    Donegal Group, Inc. Class A..........................    80,121   1,053,591
    Donegal Group, Inc. Class B..........................        59       1,113
   *E*Trade Financial Corp...............................   436,979   4,636,347
    Eastern Insurance Holdings, Inc......................    45,624     837,657
    EMC Insurance Group, Inc.............................    55,011   1,373,075
    Employers Holdings, Inc..............................   112,256   2,392,175
   *Encore Capital Group, Inc............................    51,431   1,547,559
    Endurance Specialty Holdings, Ltd....................   223,275   9,582,963
   *Enstar Group, Ltd....................................     8,804   1,083,420
    Enterprise Bancorp, Inc..............................     7,936     136,737
    Enterprise Financial Services Corp...................    49,082     658,190
    ESB Financial Corp...................................    41,756     582,079
    ESSA Bancorp, Inc....................................    79,429     874,513
    Evans Bancorp, Inc...................................       163       2,784
    Everest Re Group, Ltd................................    79,178   9,169,604
   *Farmers Capital Bank Corp............................     1,687      25,524
    FBL Financial Group, Inc. Class A....................   135,390   4,729,173
    Federal Agricultural Mortgage Corp. Class C..........    60,517   2,076,338
    Federated National Holding Co........................    28,190     160,965
   *Fidelity Southern Corp...............................    21,142     236,583
    Financial Institutions, Inc..........................    31,060     623,995
   *First Acceptance Corp................................    82,671     102,512
    First Advantage Bancorp..............................       539       6,851
    First American Financial Corp........................   388,188   9,273,811
    First Bancorp........................................    63,554     807,136
   *First BanCorp........................................    29,874     153,254
    First Bancorp, Inc...................................    23,909     395,933

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    First Bancshares, Inc. (The)..........................     137 $    1,411
    First Busey Corp...................................... 247,020  1,121,471
    First Business Financial Services, Inc................     614     14,834
   *First California Financial Group, Inc.................  25,119    201,454
    First Citizens BancShares, Inc. Class A...............   9,439  1,645,784
    First Commonwealth Financial Corp..................... 491,400  3,474,198
    First Community Bancshares, Inc.......................  48,980    781,231
    First Connecticut Bancorp, Inc........................   2,950     41,477
    First Defiance Financial Corp.........................  44,537    912,118
  #*First Federal Bancshares of Arkansas, Inc.............   4,332     42,670
    First Financial Bancorp...............................  88,889  1,359,113
    First Financial Corp..................................  49,336  1,488,467
    First Financial Holdings, Inc.........................  66,763  1,011,459
   *First Financial Northwest, Inc........................  97,328    789,330
    First Interstate BancSystem, Inc......................  34,382    592,402
    First M&F Corp........................................   2,708     22,260
   *First Marblehead Corp. (The).......................... 243,379    236,224
    First Merchants Corp.................................. 138,495  2,084,350
    First Midwest Bancorp, Inc............................ 314,351  3,982,827
    First Niagara Financial Group, Inc.................... 844,607  6,621,719
    First Pactrust Bancorp, Inc...........................  22,283    262,048
   *First South Bancorp, Inc..............................   6,484     39,163
  #*First United Corp.....................................     517      4,250
    First West Virginia Bancorp...........................      63        983
    Firstbank Corp........................................     301      3,519
   *FirstCity Financial Corp..............................  34,485    339,332
   #FirstMerit Corp....................................... 121,609  1,852,105
   *Flagstar Bancorp, Inc.................................  11,725    184,434
    Flushing Financial Corp............................... 148,371  2,350,197
    FNB Corp.............................................. 478,255  5,542,975
   *Forestar Group, Inc...................................  52,403    997,229
   *Fortegra Financial Corp...............................     281      2,577
    Fox Chase Bancorp, Inc................................  23,864    410,699
    Franklin Financial Corp...............................   5,307     91,970
    Fulton Financial Corp.................................  22,398    243,914
    FXCM, Inc. Class A....................................   5,955     71,400
    Gain Capital Holdings, Inc............................     200        858
   *Genworth Financial, Inc. Class A...................... 339,619  3,114,306
    German American Bancorp, Inc..........................  30,439    679,703
    GFI Group, Inc........................................ 186,824    635,202
    Glacier Bancorp, Inc..................................  80,996  1,261,918
   *Global Indemnity P.L.C................................  81,077  1,711,535
    Great Southern Bancorp, Inc...........................  51,430  1,278,550
   *Green Dot Corp. Class A...............................  11,035    147,869
   *Greenlight Capital Re, Ltd. Class A...................  47,979  1,153,895
   *Guaranty Bancorp...................................... 124,096    258,120
   *Guaranty Federal Bancshares, Inc......................     348      3,323
   *Hallmark Financial Services, Inc...................... 100,040    895,358
    Hampden Bancorp, Inc..................................  20,730    343,496
   *Hanmi Financial Corp..................................  99,897  1,643,306
    Hanover Insurance Group, Inc. (The)................... 208,584  8,668,751
    Harleysville Savings Financial Corp...................   1,060     17,702
   *Harris & Harris Group, Inc............................ 144,700    548,413
    Hawthorn Bancshares, Inc..............................     515      4,496
    Heartland Financial USA, Inc..........................  43,981  1,041,910
   *Heritage Commerce Corp................................  69,769    454,196
    Heritage Financial Corp...............................  24,584    347,372
    Heritage Financial Group, Inc.........................     194      2,718
    HF Financial Corp.....................................   3,852     49,267
   *Hilltop Holdings, Inc................................. 265,912  3,494,084
    Hingham Institution for Savings.......................   1,489    103,411

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
   *HMN Financial, Inc....................................     800 $     4,768
   *Home Bancorp, Inc.....................................   5,782     110,378
   *Home BancShares, Inc..................................  31,168   1,082,153
    Home Federal Bancorp, Inc.............................  86,137   1,107,722
   #Homeowners Choice, Inc................................  36,506     825,036
    HopFed Bancorp, Inc...................................   6,953      64,593
    Horace Mann Educators Corp............................ 197,489   4,293,411
    Horizon Bancorp.......................................  11,062     220,466
    Hudson City Bancorp, Inc.............................. 266,642   2,279,789
    Hudson Valley Holding Corp............................  11,802     180,571
   #IBERIABANK Corp.......................................  62,292   3,207,415
   *ICG Group, Inc........................................ 115,902   1,390,824
   *Imperial Holdings, Inc................................   1,082       4,544
    Independence Holding Co...............................  55,689     550,764
   #Independent Bank Corp. (453836108)....................  99,715   3,090,168
   *Independent Bank Corp. (453838609)....................  24,000     131,520
    Infinity Property & Casualty Corp.....................  12,200     725,534
    Interactive Brokers Group, Inc. Class A............... 103,464   1,479,535
    International Bancshares Corp......................... 239,512   4,682,460
   *Intervest Bancshares Corp. Class A....................  17,708      81,457
   *INTL. FCStone, Inc....................................   4,934      86,444
   *Investment Technology Group, Inc...................... 154,059   1,559,077
    Investors Title Co....................................   3,252     216,128
   #Janus Capital Group, Inc.............................. 842,682   7,836,943
    Jefferies Group, Inc..................................  67,667   1,348,603
    JMP Group, Inc........................................  55,716     367,726
    KBW, Inc..............................................  37,874     601,060
    Kearny Financial Corp.................................   1,371      13,847
    Kemper Corp........................................... 278,309   9,270,473
   #Kentucky First Federal Bancorp........................   2,420      19,408
   *Knight Capital Group, Inc. Class A.................... 445,696   1,657,989
    Lake Shore Bancorp, Inc...............................     306       3,244
    Lakeland Bancorp, Inc................................. 124,426   1,213,153
    Lakeland Financial Corp...............................  49,577   1,211,662
    Landmark Bancorp, Inc.................................     446       8,853
   #Legg Mason, Inc....................................... 686,279  18,975,614
    LNB Bancorp, Inc......................................  31,120     228,732
   *Louisiana Bancorp, Inc................................  13,988     241,433
  #*Macatawa Bank Corp.................................... 137,897     641,221
    Maiden Holdings, Ltd.................................. 213,863   2,174,987
    MainSource Financial Group, Inc.......................  88,279   1,218,250
    Marlin Business Services Corp.........................  58,904   1,295,888
   *Maui Land & Pineapple Co., Inc........................     817       3,366
    MB Financial, Inc..................................... 265,079   5,929,817
  #*MBIA, Inc............................................. 472,875   4,071,454
  #*MBT Financial Corp....................................  39,294     141,065
    MCG Capital Corp...................................... 453,143   2,088,989
    Meadowbrook Insurance Group, Inc...................... 217,301   1,362,477
    Medallion Financial Corp.............................. 102,849   1,315,439
    Mercantile Bank Corp..................................  37,124     612,546
    Merchants Bancshares, Inc.............................  16,674     472,208
   *Meridian Interstate Bancorp, Inc......................  24,317     425,061
    Meta Financial Group, Inc.............................   1,149      26,714
   *Metro Bancorp, Inc....................................  66,562   1,045,689
   *MetroCorp Bancshares, Inc.............................  13,453     135,606
   *MGIC Investment Corp.................................. 848,943   2,360,062
    MicroFinancial, Inc...................................  41,697     313,144
    Mid Penn Bancorp, Inc.................................     106       1,178
    MidSouth Bancorp, Inc.................................  19,374     291,772
    MidWestOne Financial Group, Inc.......................     140       3,346
    Montpelier Re Holdings, Ltd........................... 317,012   7,728,753

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    MutualFirst Financial, Inc...........................     3,283 $    42,679
   #NASDAQ OMX Group, Inc. (The).........................   858,799  24,321,188
   *National Financial Partners Corp.....................   185,163   3,260,720
    National Interstate Corp.............................    14,498     442,189
    National Penn Bancshares, Inc........................   544,650   5,310,338
    National Security Group, Inc.........................     1,423      11,683
    National Western Life Insurance Co. Class A..........     1,089     177,943
    Naugatuck Valley Financial Corp......................       385       2,641
   *Navigators Group, Inc. (The).........................    66,657   3,614,809
    NBT Bancorp, Inc.....................................    37,691     781,711
    Nelnet, Inc. Class A.................................   155,416   4,729,309
   *New Century Bancorp, Inc.............................       700       4,347
    New Hampshire Thrift Bancshares, Inc.................     1,468      18,893
   *NewBridge Bancorp....................................    33,630     215,905
   *NewStar Financial, Inc...............................   256,825   3,662,324
    Nicholas Financial, Inc..............................     4,889      63,899
   *North Valley Bancorp.................................     6,514     107,937
    Northeast Community Bancorp, Inc.....................     9,196      50,946
  #*Northfield Bancorp, Inc..............................    33,277     372,367
    Northrim Bancorp, Inc................................    11,388     248,031
    Northwest Bancshares, Inc............................   337,285   4,114,877
    Norwood Financial Corp...............................       336      10,302
    Ocean Shore Holding Co...............................        92       1,409
    OceanFirst Financial Corp............................    60,364     856,565
   *Ocwen Financial Corp.................................   237,150   9,241,736
    Ohio Valley Banc Corp................................     1,834      33,415
    Old National Bancorp.................................   372,258   4,973,367
    Old Republic International Corp...................... 1,125,422  12,829,811
   *Old Second Bancorp, Inc..............................    32,787      71,476
   *OmniAmerican Bancorp, Inc............................    48,244   1,196,934
    OneBeacon Insurance Group, Ltd. Class A..............   109,706   1,498,584
    Oppenheimer Holdings, Inc. Class A...................    11,498     195,581
    Oriental Financial Group, Inc........................   194,608   2,796,517
    Oritani Financial Corp...............................    47,329     716,561
    Pacific Continental Corp.............................    33,106     363,835
   *Pacific Mercantile Bancorp...........................    40,919     237,330
   *Pacific Premier Bancorp, Inc.........................    17,251     198,904
    PacWest Bancorp......................................    53,122   1,459,793
   #Park National Corp...................................    10,252     670,993
   *Park Sterling Corp...................................    44,040     250,147
    PartnerRe, Ltd.......................................   301,355  26,425,820
    Peapack-Gladstone Financial Corp.....................    22,765     334,418
    Peoples Bancorp of North Carolina....................       410       4,202
    Peoples Bancorp, Inc.................................    49,925   1,083,372
    People's United Financial, Inc....................... 1,422,378  17,509,473
  #*PHH Corp.............................................   293,479   6,421,321
   *Phoenix Cos, Inc. (The)..............................    18,362     499,079
   *PICO Holdings, Inc...................................    86,185   1,812,471
   *Pinnacle Financial Partners, Inc.....................   158,447   3,401,857
   *Piper Jaffray Cos....................................    64,808   2,510,014
    Platinum Underwriters Holdings, Ltd..................   172,325   8,397,397
   *Popular, Inc.........................................    61,034   1,638,153
   *Portfolio Recovery Associates, Inc...................     7,555     808,007
   *Preferred Bank.......................................    15,329     230,395
    Premier Financial Bancorp, Inc.......................       571       6,481
    Primerica, Inc.......................................    18,782     617,552
    PrivateBancorp, Inc..................................   245,003   4,206,702
    ProAssurance Corp....................................    33,002   1,486,410
    Protective Life Corp.................................   383,246  12,125,903
    Provident Financial Holdings, Inc....................    33,150     551,616
    Provident Financial Services, Inc....................   305,270   4,527,154

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Provident New York Bancorp............................ 170,497 $ 1,522,538
   *Prudential Bancorp, Inc. of Pennsylvania..............   2,852      20,720
   *PSB Holdings, Inc.....................................     599       3,540
   #Pulaski Financial Corp................................  28,592     277,056
    QC Holdings, Inc......................................  80,189     267,029
    QCR Holdings, Inc.....................................     246       3,825
    Radian Group, Inc..................................... 668,127   4,296,057
    Reinsurance Group of America, Inc..................... 356,518  20,460,568
    Renasant Corp......................................... 116,126   2,258,651
    Republic Bancorp, Inc. Class A........................  22,099     496,565
    Resource America, Inc. Class A........................  83,429     646,575
   *Riverview Bancorp, Inc................................  31,681      71,282
    RLI Corp..............................................  12,422     857,242
    Rockville Financial, Inc..............................  63,427     816,940
    Roma Financial Corp...................................   2,705      40,791
   #Ryman Hospitality Properties.......................... 190,261   7,604,732
    S&T Bancorp, Inc...................................... 135,773   2,503,654
    S.Y. Bancorp, Inc.....................................     936      21,163
   *Safeguard Scientifics, Inc............................ 101,615   1,568,936
    Safety Insurance Group, Inc...........................  64,825   3,112,248
    Salisbury Bancorp, Inc................................     291       7,275
    Sandy Spring Bancorp, Inc............................. 104,976   2,083,774
    SCBT Financial Corp...................................  54,090   2,277,189
    SeaBright Holdings, Inc............................... 101,970   1,130,847
    Selective Insurance Group, Inc........................ 262,800   5,390,028
    Shore Bancshares, Inc.................................   2,613      13,849
    SI Financial Group, Inc...............................   7,388      85,996
    Sierra Bancorp........................................  28,691     357,490
    Simmons First National Corp. Class A..................  56,570   1,444,232
    Simplicity Bancorp, Inc...............................  18,379     265,025
    Somerset Hills Bancorp................................   5,111      58,470
   *Southern Connecticut Bancorp, Inc.....................     500       1,850
   *Southern First Bancshares, Inc........................   2,287      21,977
    Southern Missouri Bancorp, Inc........................     293       7,011
    Southern National Bancorp of Virginia, Inc............     259       2,392
    Southside Bancshares, Inc.............................  45,812     968,474
   *Southwest Bancorp, Inc................................  86,193   1,104,132
    Southwest Georgia Financial Corp......................     700       8,141
   *St. Joe Co. (The).....................................   4,376     102,836
   #StanCorp Financial Group, Inc.........................  97,900   3,807,331
    State Auto Financial Corp............................. 121,285   1,845,958
    StellarOne Corp....................................... 104,796   1,566,700
    Sterling Bancorp......................................  76,387     732,551
    Stewart Information Services Corp.....................  92,067   2,445,300
   *Stratus Properties, Inc...............................   1,430      14,858
   *Suffolk Bancorp.......................................  10,455     144,593
    Summit State Bank.....................................   1,121       9,103
   *Sun Bancorp, Inc...................................... 112,270     388,454
    Susquehanna Bancshares, Inc........................... 878,730  10,035,093
   *Sussex Bancorp........................................     474       2,863
    Symetra Financial Corp................................ 170,863   2,383,539
    Synovus Financial Corp................................ 353,877     913,003
   *Taylor Capital Group, Inc.............................  80,896   1,403,546
    Teche Holding Co......................................     540      21,060
    Territorial Bancorp, Inc..............................  19,111     437,833
   *Texas Capital Bancshares, Inc.........................  31,172   1,290,521
    TF Financial Corp.....................................   4,609     113,312
    Thomas Properties Group, Inc.......................... 248,419   1,279,358
   *Timberland Bancorp, Inc...............................  10,843      88,587
    Tompkins Financial Corp...............................  35,426   1,449,278
    Tower Financial Corp..................................     488       5,758

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   #Tower Group, Inc...................................... 181,796 $  3,508,663
    TowneBank.............................................  79,009    1,198,567
    Tree.com, Inc.........................................  53,489      934,988
    TriCo Bancshares......................................  47,751      786,936
    TrustCo Bank Corp..................................... 124,293      657,510
    Trustmark Corp........................................ 175,835    4,067,064
    Umpqua Holdings Corp.................................. 567,899    7,178,243
    Union First Market Bankshares Corp....................  74,088    1,295,058
    United Bancshares, Inc................................     466        5,508
   #United Bankshares, Inc................................  79,082    2,015,800
   *United Community Bancorp..............................     114        1,129
   *United Community Banks, Inc...........................  82,881      869,422
   *United Community Financial Corp.......................   2,093        6,467
    United Financial Bancorp, Inc.........................  96,629    1,446,536
    United Fire Group, Inc................................ 118,756    2,753,952
  #*United Security Bancshares............................   1,092        4,052
  #*Unity Bancorp, Inc....................................   3,489       21,457
    Universal Insurance Holdings, Inc..................... 102,558      465,613
    Univest Corp. of Pennsylvania.........................  42,883      723,865
    Validus Holdings, Ltd................................. 442,223   16,101,339
    ViewPoint Financial Group, Inc........................  79,347    1,678,189
   *Virginia Commerce Bancorp, Inc........................ 135,705    1,783,164
   #VSB Bancorp, Inc......................................      80          840
   *Walker & Dunlop, Inc..................................   5,838      125,400
    Washington Banking Co.................................  28,047      395,182
    Washington Federal, Inc............................... 302,960    5,329,066
    Washington Trust Bancorp, Inc.........................  58,813    1,550,311
   *Waterstone Financial, Inc.............................   7,928       59,301
    Wayne Savings Bancshares, Inc.........................     120        1,198
    Webster Financial Corp................................ 287,232    6,390,912
    WesBanco, Inc......................................... 122,753    2,846,642
    West Bancorporation, Inc..............................  58,779      650,684
    West Coast Bancorp....................................  51,015    1,210,076
   *Western Alliance Bancorp.............................. 280,258    3,447,173
    Westfield Financial, Inc.............................. 131,049      988,109
    White River Capital, Inc..............................     895       19,287
   *Wilshire Bancorp, Inc................................. 249,927    1,534,552
   #Wintrust Financial Corp............................... 184,525    6,840,342
    WSFS Financial Corp...................................   8,510      386,950
    WVS Financial Corp....................................     111        1,166
   *Yadkin Valley Financial Corp..........................   2,260        7,594
    Zions Bancorporation.................................. 669,978   15,623,887
   *ZipRealty, Inc........................................  93,955      325,084
                                                                   ------------
Total Financials..........................................          846,529,399
                                                                   ------------
Health Care -- (6.4%)
   *Accuray, Inc..........................................   2,112       10,792
   *Addus HomeCare Corp...................................   9,087       75,240
   *Affymax, Inc..........................................  54,963    1,033,854
   *Affymetrix, Inc....................................... 385,552    1,461,242
  #*Air Methods Corp...................................... 120,228    5,256,368
   *Albany Molecular Research, Inc........................ 106,775      637,447
   *Alere, Inc............................................ 267,890    5,695,341
   *Allied Healthcare Products, Inc.......................   1,097        2,786
   *Allscripts Healthcare Solutions, Inc.................. 180,997    2,005,447
    Almost Family, Inc....................................  43,673      874,333
   *Alphatec Holdings, Inc................................ 147,075      254,440
   *AMAG Pharmaceuticals, Inc.............................   2,692       42,937
   *Amedisys, Inc......................................... 140,485    1,562,193
   *American Shared Hospital Services.....................   4,548       10,233
   *AMN Healthcare Services, Inc.......................... 163,295    1,984,034

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Amsurg Corp........................................... 156,438 $ 4,882,430
    Analogic Corp.........................................  37,971   2,893,010
   *AngioDynamics, Inc.................................... 136,517   1,665,507
   *Anika Therapeutics, Inc...............................  68,115     723,381
    Arrhythmia Research Technology, Inc...................     132         347
    Assisted Living Concepts, Inc. Class A................ 104,348   1,024,697
   *Astex Pharmaceuticals, Inc............................ 179,804     602,343
   *BioClinica, Inc.......................................  35,167     253,554
   *BioMimetic Therapeutics, Inc..........................   3,252      27,577
   *BioScrip, Inc......................................... 266,195   2,989,370
   *Cambrex Corp.......................................... 132,497   1,556,840
   *Cantel Medical Corp................................... 115,239   3,619,657
   *Capital Senior Living Corp............................ 136,755   2,903,309
   *CardioNet, Inc........................................  88,240     198,540
   *Celldex Therapeutics, Inc.............................  12,828      95,697
   *Chindex International, Inc............................   5,490      60,610
   *Codexis, Inc..........................................   3,757       8,904
    Community Health Systems, Inc......................... 323,732  12,408,648
    CONMED Corp........................................... 141,317   4,150,480
    Coventry Health Care, Inc............................. 662,402  30,357,884
   *Cross Country Healthcare, Inc......................... 121,342     685,582
    CryoLife, Inc.........................................  81,378     522,447
   *Cumberland Pharmaceuticals, Inc.......................  90,380     379,596
   *Cutera, Inc...........................................  66,846     735,306
   *Cynosure, Inc. Class A................................  43,562   1,163,105
    Daxor Corp............................................     613       4,775
   *Digirad Corp..........................................  88,544     163,806
  o*Dynacq Healthcare, Inc................................   3,590           7
   *Emergent Biosolutions, Inc............................  67,970   1,090,918
   *Ensign Group, Inc. (The)..............................  23,010     657,166
  o*Enzo Biochem, Inc..................................... 132,897     384,072
    Enzon Pharmaceuticals, Inc............................  81,845     405,133
   *Exactech, Inc.........................................  37,948     728,222
   *ExamWorks Group, Inc..................................  24,953     361,070
   *Five Star Quality Care, Inc........................... 226,812   1,283,756
   *Furiex Pharmaceuticals, Inc...........................  15,441     496,428
   *Future Healthcare of America..........................  14,476       2,389
   *Gentiva Health Services, Inc.......................... 171,212   1,696,711
   *Greatbatch, Inc....................................... 134,288   3,564,004
   *Hanger, Inc...........................................  68,666   1,972,774
   *Harvard Bioscience, Inc............................... 146,840     729,795
   *Health Net, Inc.......................................  13,347     363,038
   *HealthStream, Inc.....................................  51,460   1,275,179
   *Healthways, Inc....................................... 123,257   1,296,664
   *Hill-Rom Holdings, Inc................................   7,122     236,308
   *Hi-Tech Pharmacal Co., Inc............................  53,498   1,958,027
  #*Hologic, Inc.......................................... 116,158   2,769,207
  #*Horizon Pharma, Inc...................................  43,945      93,603
   *ICU Medical, Inc......................................  16,050     970,222
   *Idera Pharmaceuticals, Inc............................ 141,206     101,668
   *Impax Laboratories, Inc...............................  38,605     778,277
   *Infinity Pharmaceuticals, Inc.........................  31,592   1,088,344
   *Integra LifeSciences Holdings Corp....................   3,245     136,777
    Invacare Corp......................................... 161,168   2,535,173
   *Iridex Corp...........................................     918       3,837
    Kewaunee Scientific Corp..............................   7,798      96,617
   *Kindred Healthcare, Inc............................... 243,253   2,622,267
   *Lannet Co., Inc.......................................  97,301     581,860
    LeMaitre Vascular, Inc................................  73,991     469,843
   *LHC Group, Inc........................................  79,676   1,701,879
   *LifePoint Hospitals, Inc.............................. 233,325  10,198,636

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Magellan Health Services, Inc......................... 122,655 $  6,292,201
    Maxygen, Inc.......................................... 172,517      422,667
   *MedAssets, Inc........................................ 144,490    2,824,780
  o*MedCath Corp.......................................... 103,153      141,320
   *Medical Action Industries, Inc........................  84,244      388,365
   *MediciNova, Inc.......................................  23,798       43,550
   *Merit Medical Systems, Inc............................  34,849      483,356
   *Misonix, Inc..........................................   5,883       45,299
   *Molina Healthcare, Inc................................ 189,643    5,444,651
   *Momenta Pharmaceuticals, Inc..........................  25,734      324,506
   *Myrexis, Inc..........................................  43,932      129,160
   *Nanosphere, Inc.......................................   1,129        3,172
    National Healthcare Corp..............................  24,410    1,174,853
   *Natus Medical, Inc.................................... 136,796    1,685,327
   *NuVasive, Inc.........................................  16,042      276,404
    Omnicare, Inc......................................... 551,404   21,477,186
   *Omnicell, Inc......................................... 198,317    3,133,409
   *OraSure Technologies, Inc.............................  12,634       89,070
   *Orthofix International NV.............................   2,218       84,617
  #*Owens & Minor, Inc....................................   8,694      266,123
   *Pacific Biosciences of California, Inc................  31,291       77,602
   *Palomar Medical Technologies, Inc.....................  83,286      813,704
   *PDI, Inc..............................................  51,576      399,714
   *PharMerica Corp....................................... 144,641    2,094,402
   *PhotoMedex, Inc.......................................   4,783       67,775
   *Pozen, Inc............................................  91,480      485,759
   *Providence Service Corp. (The)........................  51,630      956,704
   *Repligen Corp......................................... 124,424      858,526
   *Rochester Medical Corp................................  26,852      313,631
   *RTI Biologics, Inc.................................... 267,079    1,314,029
   *SciClone Pharmaceuticals, Inc......................... 291,162    1,522,777
    Select Medical Holdings Corp.......................... 173,355    1,688,478
   *Skilled Healthcare Group, Inc. Class A................  66,042      351,343
   *Solta Medical, Inc.................................... 177,060      453,274
    Span-American Medical System, Inc.....................   4,850       93,217
   *Spectranetics Corp....................................  52,929      881,797
   *Sucampo Pharmaceuticals, Inc. Class A.................  57,237      297,060
   *SunLink Health Systems, Inc...........................     108          122
   *SurModics, Inc........................................  25,415      612,756
   *Symmetry Medical, Inc................................. 185,348    1,985,077
  #*Synageva BioPharma Corp...............................   5,942      274,877
   *Targacept, Inc........................................  18,916       84,933
    Teleflex, Inc......................................... 149,424   11,206,800
   *Theragenics Corp......................................   1,900        2,945
   *Tornier NV............................................   2,090       36,032
   *TranS1, Inc...........................................  97,586      242,989
   *Transcept Pharmaceuticals, Inc........................  61,189      357,344
   *Triple-S Management Corp. Class B.....................  91,887    1,660,398
    Universal American Corp............................... 367,334    3,441,920
  #*VCA Antech, Inc.......................................  48,988    1,058,141
   *ViroPharma, Inc....................................... 365,524    9,744,870
   *West Pharmaceutical Services, Inc.....................  19,067    1,128,957
   *Wright Medical Group, Inc............................. 192,945    4,078,857
   oYoung Innovations, Inc................................  31,250    1,233,438
                                                                   ------------
Total Health Care.........................................          232,184,224
                                                                   ------------
Industrials -- (14.8%)
   *A.T. Cross Co. Class A................................  45,031      515,155
    AAR Corp.............................................. 196,722    3,708,210
    ABM Industries, Inc................................... 144,385    3,164,919
   *ACCO Brands Corp......................................  60,516      504,098

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Accuride Corp.........................................  49,361 $   185,597
    Aceto Corp............................................ 135,952   1,419,339
    Acme United Corp......................................  12,718     154,778
   #Acorn Energy, Inc.....................................  29,843     219,644
  #*Adept Technology, Inc.................................  60,855     236,117
   *AECOM Technology Corp................................. 355,221   9,083,001
   *Aegion Corp........................................... 167,371   3,936,566
   *AeroCentury Corp......................................     782      13,216
   *Aerovironment, Inc.................................... 128,839   2,789,364
   *AGCO Corp.............................................  27,984   1,483,152
   *Air Transport Services Group, Inc..................... 303,540   1,411,461
    Aircastle, Ltd........................................ 264,465   3,649,617
    Alamo Group, Inc......................................  63,723   2,164,033
    Albany International Corp. Class A.................... 136,343   3,416,756
    Alliant Techsystems, Inc..............................   8,575     554,974
  o*Allied Defense Group, Inc. (The)......................  20,781     109,308
    Allied Motion Technologies, Inc.......................   6,010      40,507
    Altra Holdings, Inc................................... 161,647   3,871,446
    Amerco, Inc...........................................  84,246  11,327,717
   *Ameresco, Inc. Class A................................  17,450     171,708
    American Railcar Industries, Inc...................... 113,207   4,453,563
  #*American Superconductor Corp..........................  93,550     247,907
   *American Woodmark Corp................................  47,091   1,309,601
    Ampco-Pittsburgh Corp.................................  32,333     595,574
   *AMREP Corp............................................   6,036      60,360
   *Apogee Enterprises, Inc............................... 144,524   3,533,612
   *Applied Industrial Technologies, Inc..................  72,586   3,190,881
   *ARC Document Solutions, Inc...........................  75,144     179,594
   *Argan, Inc............................................   5,894     110,807
    Arkansas Best Corp.................................... 106,108   1,116,256
   *Armstrong World Industries, Inc.......................  12,881     708,326
   *Ascent Solar Technologies, Inc........................  31,847      21,019
    Astec Industries, Inc.................................  70,493   2,489,813
   *Atlas Air Worldwide Holdings, Inc..................... 136,860   6,171,017
   *Avalon Holding Corp. Class A..........................   1,925       7,642
   *Avis Budget Group, Inc................................ 578,582  12,456,870
   *AZZ, Inc..............................................  19,564     837,144
    Baltic Trading, Ltd...................................  16,217      52,381
    Barnes Group, Inc..................................... 199,064   4,757,630
    Barrett Business Services, Inc........................  49,248   1,981,740
   *BlueLinx Holdings, Inc................................ 160,037     496,115
    Brady Corp. Class A...................................  66,165   2,308,497
   *Breeze-Eastern Corp...................................  37,653     305,178
   #Briggs & Stratton Corp................................ 242,734   5,760,078
   *CAI International, Inc................................  63,257   1,586,486
    Cascade Corp..........................................  45,527   2,939,678
   *Casella Waste Systems, Inc. Class A...................  78,821     357,847
   *CBIZ, Inc............................................. 180,129   1,091,582
    CDI Corp.............................................. 102,838   1,750,303
    CECO Environmental Corp...............................  26,321     291,110
    Celadon Group, Inc.................................... 122,224   2,421,257
    Chicago Rivet & Machine Co............................   2,310      47,517
    CIRCOR International, Inc.............................  82,838   3,437,777
   *Columbus McKinnon Corp................................  83,824   1,585,950
    Comfort Systems USA, Inc.............................. 173,772   2,243,397
    CompX International, Inc..............................   5,019      67,756
   *Consolidated Graphics, Inc............................  64,334   2,356,554
    Courier Corp..........................................  52,547     636,344
    Covanta Holding Corp.................................. 258,142   5,090,560
   *Covenant Transportation Group, Inc. Class A...........  41,614     262,584
   *CPI Aerostructures, Inc...............................  30,852     348,011

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *CRA International, Inc................................  46,319 $   861,070
   *Cubic Corp............................................     469      22,043
    Curtiss-Wright Corp................................... 227,308   8,103,530
   *DigitalGlobe, Inc.....................................   4,300     120,271
   *Dolan Co. (The)....................................... 107,835     378,501
    Douglas Dynamics, Inc.................................  96,364   1,270,078
   *Ducommun, Inc.........................................  48,685     780,421
   *DXP Enterprises, Inc..................................  11,067     629,712
   *Dycom Industries, Inc................................. 159,988   3,356,548
    Dynamic Materials Corp................................  39,717     660,097
   *Eagle Bulk Shipping, Inc..............................   3,852       7,935
    Eastern Co. (The).....................................  10,824     169,287
    Ecology & Environment, Inc. Class A...................   8,425     108,682
    EMCOR Group, Inc......................................  16,367     594,613
    Encore Wire Corp...................................... 109,581   3,574,532
   *Energy Recovery, Inc..................................  55,726     207,858
   *EnergySolutions, Inc.................................. 409,054   1,566,677
   *EnerNOC, Inc..........................................  45,627     704,937
   *EnerSys, Inc.......................................... 142,888   5,848,406
   *Engility Holdings, Inc................................  15,571     299,742
    Ennis, Inc............................................ 142,595   2,225,908
   *EnPro Industries, Inc.................................  98,072   4,362,243
    ESCO Technologies, Inc................................  89,860   3,699,536
    Espey Manufacturing & Electronics Corp................   5,895     148,200
   *Esterline Technologies Corp........................... 132,139   8,772,708
   *Excel Maritime Carriers, Ltd.......................... 210,448     115,957
   *Federal Signal Corp................................... 276,894   2,226,228
   *Flow International Corp............................... 206,792     779,606
   *Franklin Covey Co.....................................  73,779   1,024,053
    FreightCar America, Inc...............................  64,637   1,602,351
   *Frozen Food Express Industries........................  12,747      14,149
  #*FTI Consulting, Inc................................... 163,370   5,309,525
   *Fuel Tech, Inc........................................  30,926     132,363
   *Furmanite Corp........................................  93,531     496,650
    G & K Services, Inc. Class A..........................  92,519   3,704,461
    GATX Corp............................................. 218,307  10,336,836
  #*Genco Shipping & Trading, Ltd......................... 216,727     723,868
   *Gencor Industries, Inc................................  16,355     120,863
    Generac Holdings, Inc.................................  14,217     528,588
   *General Cable Corp.................................... 246,469   8,286,288
    Geo Group, Inc. (The)................................. 336,790  10,986,090
   *GeoEye, Inc...........................................   4,330     155,144
   *Gibraltar Industries, Inc............................. 144,664   2,512,814
    Global Power Equipment Group, Inc.....................   7,210     118,316
   *GP Strategies Corp....................................  87,481   1,872,093
   *GrafTech International, Ltd...........................  19,789     189,974
    Granite Construction, Inc............................. 190,787   6,937,015
    Great Lakes Dredge & Dock Corp........................ 301,074   2,824,074
   *Greenbrier Cos., Inc.................................. 127,103   2,533,163
    Griffon Corp.......................................... 270,051   3,186,602
    H&E Equipment Services, Inc........................... 180,838   3,486,557
    Hardinge, Inc.........................................  51,860     584,981
    Harsco Corp...........................................  42,790   1,090,717
   *Hawaiian Holdings, Inc................................ 277,306   1,600,056
    Heidrick & Struggles International, Inc...............  76,978   1,217,022
   *Hill International, Inc............................... 125,857     429,172
    Houston Wire & Cable Co...............................   5,312      63,478
   *Hudson Global, Inc.................................... 124,698     599,797
   *Hurco Cos., Inc.......................................  34,584   1,026,453
   *Huron Consulting Group, Inc...........................  24,590     838,519
    Hyster-Yale Materials Handling, Inc...................  65,970   3,310,375

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
   *ICF International, Inc...............................    68,665 $ 1,571,742
   *II-VI, Inc...........................................    10,706     182,216
   *InnerWorkings, Inc...................................    11,891     165,404
    Innovative Solutions & Support, Inc..................    44,641     189,278
    Insteel Industries, Inc..............................    84,828   1,285,992
   *Integrated Electrical Services, Inc..................    33,463     162,296
    International Shipholding Corp.......................    25,776     492,322
    Intersections, Inc...................................    42,009     436,053
  #*JetBlue Airways Corp................................. 1,508,464   8,764,176
   *Kadant, Inc..........................................    36,328     976,133
    KAR Auction Services, Inc............................    55,999   1,194,459
   *Kaydon Corp..........................................    74,144   1,838,771
    Kelly Services, Inc. Class A.........................   163,950   2,613,363
   *Key Technology, Inc..................................    23,834     293,158
    Kforce, Inc..........................................     8,213     113,011
    Kimball International, Inc. Class B..................   154,546   1,669,097
   *Knight Transportation, Inc...........................    35,763     570,420
   *Korn/Ferry International.............................   148,198   2,546,042
  #*Kratos Defense & Security Solutions, Inc.............   135,927     599,438
    L.B. Foster Co. Class A..............................    41,476   1,796,326
    L.S. Starrett Co. Class A (The)......................    22,027     237,892
    Lawson Products, Inc.................................    39,074     429,033
   *Layne Christensen Co.................................   100,751   2,284,025
   *LMI Aerospace, Inc...................................    63,979   1,413,936
    LSI Industries, Inc..................................   107,928     781,399
   *Lydall, Inc..........................................    82,151   1,255,267
   #Manpower, Inc........................................   112,752   5,806,728
    Marten Transport, Ltd................................   102,561   2,088,142
  #*MasTec, Inc..........................................    68,804   1,947,153
    Mastech Holdings, Inc................................     1,502      11,415
   *Matson, Inc..........................................   173,522   4,756,238
    McGrath RentCorp.....................................    91,656   2,739,598
   *Metalico, Inc........................................   234,285     452,170
    Met-Pro Corp.........................................    69,988     725,776
   *MFRI, Inc............................................    26,829     162,852
    Michael Baker Corp...................................    17,249     443,127
    Miller Industries, Inc...............................    62,704     958,117
   *Mobile Mini, Inc.....................................   196,631   4,719,144
   *Moog, Inc. Class A...................................    73,845   3,234,411
   *Mueller Industries, Inc..............................   130,627   6,970,257
   *Mueller Water Products, Inc. Class A.................   613,251   3,624,313
    Multi-Color Corp.....................................    40,506     970,524
   *MYR Group, Inc.......................................   111,857   2,511,190
   #National Presto Industries, Inc......................     6,630     486,310
   *National Technical Systems, Inc......................    27,415     218,772
   *Navigant Consulting, Inc.............................   147,231   1,697,573
    NL Industries, Inc...................................    87,722   1,135,123
   *NN, Inc..............................................    87,117     806,703
   *Northwest Pipe Co....................................    44,023   1,085,167
   *Ocean Power Technologies, Inc........................    41,206      87,769
   *On Assignment, Inc...................................   186,858   4,568,678
   *Orbital Sciences Corp................................   117,016   1,720,135
   *Orion Energy Systems, Inc............................    48,800      99,064
   *Orion Marine Group, Inc..............................    36,283     283,007
   *Oshkosh Corp.........................................    85,661   3,356,198
   *Owens Corning, Inc...................................   567,793  23,659,934
    P.A.M. Transportation Services, Inc..................    37,772     356,568
   *Pacer International, Inc.............................   138,657     564,334
   *Park-Ohio Holdings Corp..............................        99       2,390
   *Patrick Industries, Inc..............................     9,440     155,382
   *Patriot Transportation Holding, Inc..................     5,557     143,204

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *PGT, Inc..............................................  81,174 $   397,753
    Pike Electric Corp.................................... 117,416   1,221,126
   *Powell Industries, Inc................................  34,651   1,567,958
   *PowerSecure International, Inc........................  89,370     776,625
    Preformed Line Products Co............................  18,849   1,271,931
    Providence & Worcester Railroad Co....................   2,267      36,272
   #Quad/Graphics, Inc....................................  21,215     460,366
    Quanex Building Products Corp......................... 102,195   2,111,349
   *Quanta Services, Inc.................................. 253,818   7,353,107
    RCM Technologies, Inc.................................  38,007     210,179
   *Republic Airways Holdings, Inc........................ 242,281   2,032,738
    Resources Connection, Inc............................. 110,412   1,348,131
   *Roadrunner Transportation Systems, Inc................  41,038     825,274
    Robbins & Myers, Inc..................................  28,528   1,662,612
   *Rush Enterprises, Inc. Class A........................ 127,154   3,008,464
   *Rush Enterprises, Inc. Class B........................   1,650      32,290
    Ryder System, Inc..................................... 245,750  13,953,685
   *Saia, Inc.............................................  83,180   2,157,689
    Schawk, Inc...........................................  88,944   1,142,041
    Seaboard Corp.........................................   1,607   4,344,219
    SeaCube Container Leasing, Ltd........................  29,851     685,677
    SIFCO Industries, Inc.................................  15,111     233,918
   #Simpson Manufacturing Co., Inc........................  46,675   1,513,204
    SkyWest, Inc.......................................... 252,035   3,185,722
    SL Industries, Inc....................................  14,941     261,169
   *Sparton Corp..........................................  49,088     747,119
    Standard Register Co. (The)........................... 132,533      87,472
    Standex International Corp............................  58,797   3,330,850
   *Steelcase, Inc. Class A............................... 231,424   3,154,309
   *Sterling Construction Co., Inc........................  77,398     793,330
   *Supreme Industries, Inc. Class A......................   1,540       5,821
   *SYKES Enterprises, Inc................................ 184,876   2,976,504
    Sypris Solutions, Inc.................................  30,619     126,763
  #*TAL International Group, Inc.......................... 159,430   6,680,117
   *Tecumseh Products Co. Class A.........................  43,741     310,999
   *Tecumseh Products Co. Class B.........................   2,547      18,466
   *Terex Corp............................................ 442,498  14,328,085
   *Tetra Tech, Inc.......................................  61,358   1,758,520
    Titan International, Inc.............................. 131,863   3,202,952
  #*Titan Machinery, Inc.................................. 107,690   3,113,318
   *TMS International Corp. Class A.......................  12,530     174,668
   *Trimas Corp...........................................  43,026   1,329,073
    Trinity Industries, Inc............................... 409,075  16,240,278
   *TrueBlue, Inc.........................................   9,973     171,436
   *Tutor Perini Corp..................................... 201,339   3,340,214
   #Twin Disc, Inc........................................  46,249   1,060,490
   *Ultralife Corp........................................  84,726     272,818
    UniFirst Corp.........................................  74,185   6,063,882
   #United Stationers, Inc................................  80,213   2,674,301
    Universal Forest Products, Inc........................  95,107   3,866,100
   *Universal Power Group, Inc............................   1,342       2,496
   *Universal Security Instruments, Inc...................   1,053       4,370
    Universal Truckload Services, Inc.....................  23,168     415,634
    URS Corp.............................................. 283,746  11,769,784
   *USA Truck, Inc........................................  51,322     254,557
    UTi Worldwide, Inc....................................  30,187     445,560
   *Versar, Inc...........................................  35,947     152,775
    Viad Corp.............................................  99,365   2,774,271
   *Vicor Corp............................................   2,100      11,298
   *Virco Manufacturing Corp..............................  19,199      51,261
   *Volt Information Sciences, Inc........................  55,204     436,664

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
    VSE Corp............................................     6,539 $    157,001
    Watts Water Technologies, Inc. Class A..............   141,348    6,516,143
    Werner Enterprises, Inc.............................    29,500      696,790
   *Wesco Aircraft Holdings, Inc........................    10,778      149,060
   *Willdan Group, Inc..................................     3,123        6,558
   *Willis Lease Finance Corp...........................    12,818      188,809
  #*XPO Logistics, Inc..................................    70,646    1,183,320
                                                                   ------------
Total Industrials.......................................            532,481,184
                                                                   ------------
Information Technology -- (11.9%)
   *Accelrys, Inc.......................................   260,201    2,451,093
   *Acxiom Corp.........................................    84,678    1,501,341
   *ADDvantage Technologies Group, Inc..................     4,567        9,682
   *Advanced Energy Industries, Inc.....................   198,692    3,049,922
   *Aeroflex Holding Corp...............................     1,300        9,087
   *Aetrium, Inc........................................     1,189          749
   *Agilysys, Inc.......................................    87,856      747,655
   *Alpha & Omega Semiconductor, Ltd....................    28,155      228,337
   *American Software, Inc. Class A.....................    26,450      227,470
  #*Amkor Technology, Inc...............................   362,149    1,676,750
   *Amtech Systems, Inc.................................    50,698      198,229
   *ANADIGICS, Inc......................................   227,479      586,896
   *Analysts International Corp.........................    18,292       66,583
   *Anaren, Inc.........................................    73,957    1,447,338
   *AOL, Inc............................................   465,034   14,253,292
   *Applied Micro Circuits Corp.........................   279,799    2,397,877
   *Arris Group, Inc....................................   576,595    9,525,349
   *Arrow Electronics, Inc..............................   463,696   17,815,200
   *AsiaInfo-Linkage, Inc...............................    31,056      340,995
    Astro-Med, Inc......................................    22,284      223,731
   *ATMI, Inc...........................................   155,228    3,168,203
   *Aviat Networks, Inc.................................   235,170      881,887
   *Avid Technology, Inc................................   176,669    1,307,351
   *Avnet, Inc..........................................   540,580   19,114,909
    AVX Corp............................................   433,777    4,940,720
    Aware, Inc..........................................    55,296      318,505
   *Axcelis Technologies, Inc...........................   111,393      150,381
   *AXT, Inc............................................   184,167      511,984
    Bel Fuse, Inc. Class A..............................     1,820       30,012
    Bel Fuse, Inc. Class B..............................    46,351      863,519
   *Benchmark Electronics, Inc..........................   298,403    5,239,957
    Black Box Corp......................................    83,740    1,962,028
   *Blucora, Inc........................................   194,778    2,894,401
  #*BroadVision, Inc....................................    22,469      187,391
   *Brocade Communications Systems, Inc................. 1,718,286    9,828,596
    Brooks Automation, Inc..............................   283,021    2,649,077
   *Bsquare Corp........................................    18,261       63,913
   *BTU International, Inc..............................    17,003       51,859
   *Cabot Microelectronics Corp.........................     3,437      127,032
  #*CACI International, Inc. Class A....................   137,011    7,347,900
   *Calix, Inc..........................................    73,056      594,676
   *Cascade Microtech, Inc..............................    44,792      335,044
   *Checkpoint Systems, Inc.............................   143,118    1,726,003
   *CIBER, Inc..........................................   348,909    1,179,312
   *Coherent, Inc.......................................    72,801    4,033,903
    Cohu, Inc...........................................   108,665    1,138,809
    Communications Systems, Inc.........................    39,335      438,192
    Computer Sciences Corp..............................     9,455      395,219
    Comtech Telecommunications Corp.....................   124,502    3,299,303
    Concurrent Computer Corp............................    41,378      270,612
    Convergys Corp......................................   590,305   10,046,991

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *CoreLogic, Inc........................................ 308,800 $ 8,102,912
   *Cray, Inc............................................. 154,659   2,872,018
  #*Cree, Inc.............................................  26,662   1,150,465
   *CSG Systems International, Inc........................  70,158   1,321,075
    CTS Corp.............................................. 142,120   1,414,094
   *CyberOptics Corp......................................  23,180     173,155
   *Cymer, Inc............................................   1,600     164,752
   *Daktronics, Inc.......................................  20,903     247,910
   *Datalink Corp.........................................  72,374     636,167
   *Dataram Corp..........................................   2,290         985
   *Dealertrack Technologies, Inc.........................  87,070   2,749,671
  #*Demand Media, Inc.....................................  13,232     111,810
   *Digi International, Inc............................... 125,131   1,226,284
    Digimarc Corp.........................................   3,527      75,513
   *Digital River, Inc....................................  78,624   1,141,620
   *Diodes, Inc...........................................  21,149     402,254
   *DSP Group, Inc........................................ 113,470     744,363
   *Dynamics Research Corp................................  48,381     331,894
    EarthLink, Inc........................................ 545,747   3,711,080
   *EchoStar Corp. Class A................................ 160,565   5,841,355
   *Edgewater Technology, Inc.............................  32,647     135,485
    Electro Rent Corp..................................... 119,194   1,845,123
    Electro Scientific Industries, Inc.................... 131,676   1,422,101
   *Electronics for Imaging, Inc.......................... 224,419   5,076,358
   *EMCORE Corp...........................................  25,615     154,202
   *Emulex Corp........................................... 365,159   2,789,815
   *Entegris, Inc......................................... 126,975   1,251,973
   *Entropic Communications, Inc.......................... 237,414   1,244,049
    EPIQ Systems, Inc..................................... 145,863   1,799,949
    ePlus, Inc............................................  38,437   1,790,780
   *Euronet Worldwide, Inc................................ 211,055   5,164,516
   *Exar Corp............................................. 226,019   2,370,939
   *Extreme Networks...................................... 465,306   1,716,979
   *Fabrinet..............................................   6,770      99,113
   *Fairchild Semiconductor International, Inc............ 664,550   9,815,403
   *FARO Technologies, Inc................................  44,609   1,481,465
   *First Solar, Inc...................................... 109,633   3,089,458
   *FormFactor, Inc....................................... 240,975   1,204,875
    Frequency Electronics, Inc............................  29,641     272,104
   *Global Cash Access Holdings, Inc......................  52,511     396,458
   *Globecomm Systems, Inc................................ 120,906   1,499,234
   *GSE Systems, Inc......................................  70,034     142,869
   *GSI Group, Inc........................................  24,813     235,723
   *GSI Technology, Inc................................... 119,649     795,666
    Hackett Group, Inc. (The)............................. 164,272     706,370
   *Harmonic, Inc......................................... 343,273   1,795,318
   *Hutchinson Technology, Inc............................  78,611     219,325
   *I.D. Systems, Inc.....................................  56,513     312,517
    IAC/InterActiveCorp...................................  96,815   3,993,619
   *Identive Group, Inc...................................  23,553      31,797
   *IEC Electronics Corp..................................   6,344      41,617
   *Ikanos Communications, Inc............................  49,085      89,335
   *Imation Corp.......................................... 177,728     659,371
  #*Infinera Corp.........................................  85,605     610,364
   *Ingram Micro, Inc. Class A............................ 647,505  11,771,641
   *Innodata, Inc.........................................   4,088      15,371
   *Inphi Corp............................................   6,413      51,496
   *Insight Enterprises, Inc.............................. 210,512   4,126,035
   *Integrated Device Technology, Inc..................... 690,271   4,990,659
   *Integrated Silicon Solution, Inc...................... 133,628   1,252,094
   *Intermec, Inc.........................................  44,409     438,761

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Internap Network Services Corp........................ 323,764 $2,560,973
  #*International Rectifier Corp.......................... 340,380  6,634,006
   *Interphase Corp.......................................  27,282     68,205
    Intersil Corp. Class A................................ 615,529  5,324,326
   *Intevac, Inc.......................................... 102,204    430,279
   *IntraLinks Holdings, Inc..............................  15,321     99,127
   *IntriCon Corp.........................................  10,021     47,099
   *Itron, Inc............................................  56,845  2,637,040
    IXYS Corp............................................. 143,506  1,383,398
   *Kemet Corp............................................ 101,451    584,358
   *Key Tronic Corp.......................................  56,373    542,872
    Keynote Systems, Inc..................................  73,985  1,154,166
  o*KIT Digital, Inc...................................... 223,103     89,241
   *Kopin Corp............................................ 235,036    813,225
   *Kulicke & Soffa Industries, Inc....................... 296,309  3,354,218
   *KVH Industries, Inc...................................  56,087    816,627
   *Lattice Semiconductor Corp............................ 132,123    587,947
    Lexmark International, Inc. Class A...................  77,871  1,873,576
   *Limelight Networks, Inc............................... 187,031    441,393
   *LoJack Corp...........................................  32,631    105,398
    Loral Space & Communications, Inc.....................  37,271  2,187,435
   *LTX-Credence Corp..................................... 191,845  1,177,928
    ManTech International Corp. Class A................... 105,691  2,607,397
    Marchex, Inc. Class B................................. 111,980    416,566
   *Market Leader, Inc....................................  74,369    563,717
   *Mattson Technology, Inc...............................  50,165     65,716
   *MaxLinear, Inc. Class A...............................     293      1,518
   *Maxwell Technologies, Inc.............................   3,972     38,409
   *Measurement Specialties, Inc..........................  72,425  2,556,602
   *MEMC Electronic Materials, Inc........................ 696,839  2,898,850
   *MEMSIC, Inc...........................................  38,677    131,115
   *Mentor Graphics Corp.................................. 341,370  5,847,668
   *Mercury Systems, Inc.................................. 107,572    790,654
    Methode Electronics, Inc.............................. 222,257  2,138,112
   *Microsemi Corp........................................  83,846  1,754,058
    MKS Instruments, Inc.................................. 242,504  6,741,611
   *ModusLink Global Solutions, Inc....................... 170,782    496,976
   *Monster Worldwide, Inc................................ 182,153  1,056,487
   *MoSys, Inc............................................  21,946     79,006
   *Multi-Fineline Electronix, Inc........................  84,449  1,349,073
   *Nanometrics, Inc......................................  47,088    735,044
   *NAPCO Security Technologies, Inc......................  33,409    120,606
   *NCI, Inc. Class A.....................................   2,523     13,271
   *NeoPhotonics Corp.....................................   4,891     28,319
   *NETGEAR, Inc..........................................     200      7,022
   *Newport Corp.......................................... 181,613  2,618,859
   *Novatel Wireless, Inc................................. 102,819    193,300
   *Oclaro, Inc........................................... 176,112    285,301
   *Official Payments Holdings, Inc.......................   3,841     23,853
   *OmniVision Technologies, Inc.......................... 287,053  4,412,005
   *Online Resources Corp................................. 141,658    539,717
   *Oplink Communications, Inc............................ 110,590  1,863,442
    Optical Cable Corp....................................  28,064    117,027
   *OSI Systems, Inc......................................  75,113  4,090,654
   *PAR Technology Corp...................................  55,165    244,933
    Park Electrochemical Corp.............................  37,965    992,405
    PC Connection, Inc.................................... 116,384  1,437,342
   *PCM, Inc..............................................  51,056    340,544
    PC-Tel, Inc...........................................  34,660    257,177
   *PDF Solutions, Inc....................................  36,756    552,075
    Perceptron, Inc.......................................  35,929    264,437

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Perficient, Inc....................................... 161,061 $ 1,926,290
   *Performance Technologies, Inc.........................  54,791      53,147
   *Pericom Semiconductor Corp............................ 123,556     873,541
   *Pervasive Software, Inc...............................  38,769     354,736
   *Photronics, Inc....................................... 297,158   1,779,976
   *Planar Systems, Inc...................................  54,660      94,562
   *Plexus Corp...........................................  22,502     574,251
   *PLX Technology, Inc................................... 120,202     560,141
   *PMC-Sierra, Inc....................................... 815,347   4,712,706
   *Polycom, Inc..........................................  16,281     179,579
  #*Power-One, Inc........................................ 205,866     827,581
   *Qualstar Corp.........................................  33,400      53,440
   *QuinStreet, Inc.......................................  36,950     208,398
   *Radisys Corp.......................................... 121,573     474,135
   *Rambus, Inc...........................................  42,736     233,339
   *RealNetworks, Inc..................................... 142,133   1,088,739
   *Reis, Inc.............................................  44,432     649,152
   *Relm Wireless Corp....................................   2,200       3,652
    RF Industries, Ltd....................................  24,753     135,151
   *RF Micro Devices, Inc.................................  74,016     370,080
    Richardson Electronics, Ltd...........................  77,071     934,101
    Rimage Corp...........................................  41,482     287,885
   *Rofin-Sinar Technologies, Inc.........................  30,539     782,715
   *Rogers Corp...........................................  28,203   1,321,593
   *Rosetta Stone, Inc....................................  38,496     498,908
   *Rovi Corp.............................................   2,357      40,753
   *Rubicon Technology, Inc...............................  45,323     304,571
  #*Rudolph Technologies, Inc............................. 162,674   2,194,472
   *Sanmina Corp.......................................... 312,962   2,979,398
   *ScanSource, Inc.......................................  51,360   1,492,522
   *SeaChange International, Inc.......................... 170,432   1,900,317
   *Selectica, Inc........................................     916       7,667
   *ShoreTel, Inc.........................................  52,413     224,852
   *Sigma Designs, Inc.................................... 160,198     855,457
  #*Silicon Graphics International Corp...................  68,245     992,282
   *Silicon Image, Inc.................................... 110,374     535,314
   *Smith Micro Software, Inc.............................  87,329     130,994
   *SMTC Corp.............................................  30,286      78,138
   *Sonus Networks, Inc................................... 412,440     936,239
    Soundbite Communications, Inc.........................   3,190       9,283
   *Spansion, Inc. Class A................................ 113,502   1,305,273
   *SS&C Technologies Holdings, Inc.......................   5,509     124,669
   *StarTek, Inc..........................................  58,117     250,484
  #*STEC, Inc............................................. 110,121     557,212
  #*SunPower Corp......................................... 181,986   1,417,671
    Supertex, Inc.........................................  22,783     435,611
   *Support.com, Inc...................................... 188,961     787,967
   *Sycamore Networks, Inc................................ 136,504     313,959
   *Symmetricom, Inc...................................... 192,286   1,036,422
   *SYNNEX Corp........................................... 182,812   6,572,091
   *Tech Data Corp........................................ 261,278  13,301,663
   *TechTarget, Inc....................................... 136,406     692,942
   *TeleCommunication Systems, Inc. Class A............... 254,011     574,065
   *Telenav, Inc..........................................  11,403      90,084
   *TeleTech Holdings, Inc................................   8,348     156,108
    Tellabs, Inc.......................................... 626,521   1,428,468
    Telular Corp..........................................  72,129     799,911
    Tessco Technologies, Inc..............................  38,210     853,994
    Tessera Technologies, Inc............................. 267,121   4,687,974
    TheStreet, Inc........................................ 103,777     169,157
   *Trio-Tech International...............................     979       1,948

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                          ------- ------------
Information Technology -- (Continued)
   *TriQuint Semiconductor, Inc.......................... 850,598 $  4,465,640
   *TTM Technologies, Inc................................ 258,132    2,057,312
   *Ultra Clean Holdings.................................  43,949      246,554
    United Online, Inc................................... 486,839    3,232,611
   *UTStarcom Holdings Corp..............................  52,454       51,405
  #*Veeco Instruments, Inc...............................  50,376    1,584,325
   *ViaSat, Inc..........................................  15,292      587,366
   *Viasystems Group, Inc................................  35,138      495,094
   *Vicon Industries, Inc................................  22,202       61,056
   *Video Display Corp...................................  10,067       37,751
   *Virtusa Corp......................................... 134,264    2,780,607
  #*Vishay Intertechnology, Inc.......................... 678,378    7,455,374
   *Vishay Precision Group, Inc..........................  22,637      298,582
    Wayside Technology Group, Inc........................   4,635       57,010
   *Web.com Group, Inc...................................  93,390    1,512,918
   *Westell Technologies, Inc. Class A................... 103,272      188,988
   *WPCS International, Inc..............................  17,768        8,173
   *XO Group, Inc........................................ 135,675    1,305,194
   #Xyratex, Ltd......................................... 102,780      955,854
   *Zygo Corp............................................  63,294    1,007,008
                                                                  ------------
Total Information Technology.............................          428,365,226
                                                                  ------------
Materials -- (7.6%)
    A. Schulman, Inc..................................... 146,627    4,714,058
   *A.M. Castle & Co..................................... 109,790    1,849,961
   *American Biltrite, Inc...............................      12        5,700
   *American Pacific Corp................................  25,583      503,473
   *American Vanguard Corp...............................  45,775    1,551,772
   *Arabian American Development Co......................   2,799       22,140
    Ashland, Inc......................................... 106,073    8,327,791
   #Axiall Corp.......................................... 171,555    9,637,960
    Boise, Inc........................................... 501,309    4,135,799
   *Buckeye Technologies, Inc............................ 222,931    6,409,266
   *Calgon Carbon Corp...................................   3,732       59,861
   *Century Aluminum Co.................................. 353,672    3,045,116
    Chase Corp...........................................  23,450      441,329
   *Chemtura Corp........................................ 101,342    2,403,832
   *Clearwater Paper Corp................................  32,326    1,464,691
   *Coeur d'Alene Mines Corp............................. 421,417    9,144,749
    Commercial Metals Co................................. 587,626    9,783,973
   *Continental Materials Corp...........................     125        2,157
   *Core Molding Technologies, Inc.......................  29,334      206,805
   #Domtar Corp.......................................... 168,731   14,043,481
   *Ferro Corp........................................... 304,299    1,551,925
    Friedman Industries, Inc.............................  32,585      357,457
    FutureFuel Corp......................................  38,456      490,314
  #*General Moly, Inc....................................  11,197       41,317
   *Globe Specialty Metals, Inc..........................   5,692       86,291
   *Golden Minerals Co...................................  13,557       47,043
   *Graphic Packaging Holding Co......................... 351,492    2,463,959
   *H.B. Fuller Co....................................... 106,641    4,167,530
   *Haynes International, Inc............................  35,267    1,802,849
    Hecla Mining Co...................................... 495,069    2,599,112
   *Horsehead Holding Corp............................... 212,832    2,119,807
   *Innospec, Inc........................................   1,790       72,047
    Intrepid Potash, Inc.................................  45,241    1,054,115
    Kaiser Aluminum Corp.................................  97,047    6,032,442
    KapStone Paper & Packaging Corp...................... 244,040    5,856,960
    KMG Chemicals, Inc...................................  28,353      554,301
   *Kraton Performance Polymers, Inc.....................  62,312    1,635,690
   *Landec Corp.......................................... 132,923    1,568,491

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
   *Louisiana-Pacific Corp..............................   736,661 $ 14,313,323
   *LSB Industries, Inc.................................     2,766      114,512
    Materion Corp.......................................    97,388    2,619,737
   *McEwen Mining, Inc..................................   307,136      961,336
    MeadWestvaco Corp...................................    68,671    2,152,836
   *Mercer International, Inc...........................   221,826    1,550,564
    Metals USA Holdings Corp............................    80,976    1,455,948
    Minerals Technologies, Inc..........................   117,151    4,846,537
   *Mod-Pac Corp........................................     5,285       37,074
    Myers Industries, Inc...............................   185,183    2,737,005
    Neenah Paper, Inc...................................    72,004    2,227,804
    Noranda Aluminum Holding Corp.......................    74,175      436,891
   *Northern Technologies International Corp............     5,349       71,623
    Olin Corp...........................................   138,144    3,213,229
    Olympic Steel, Inc..................................    56,163    1,179,985
   *OM Group, Inc.......................................   138,185    3,816,670
   *Omnova Solutions, Inc...............................    27,338      223,625
    P.H. Glatfelter Co..................................   240,760    4,473,321
   *Penford Corp........................................    52,958      434,256
   *PolyOne Corp........................................    32,149      702,134
   *Quaker Chemical Corp................................    30,131    1,722,589
    Reliance Steel & Aluminum Co........................   352,172   22,792,572
  #*Resolute Forest Products............................    31,711      432,538
    Rock Tenn Co. Class A...............................   245,760   19,402,752
   *RTI International Metals, Inc.......................   166,179    4,719,484
    Schnitzer Steel Industries, Inc. Class A............   113,575    3,302,761
    Sealed Air Corp.....................................   104,091    1,948,584
    Sensient Technologies Corp..........................   133,001    5,067,338
   *Spartech Corp.......................................   124,645    1,187,867
    Steel Dynamics, Inc.................................   603,197    9,174,626
  #*Stillwater Mining Co................................   313,597    4,221,016
   *SunCoke Energy, Inc.................................   234,629    3,890,149
    Synalloy Corp.......................................    11,673      165,873
  #*Texas Industries, Inc...............................   125,798    7,150,358
    Tredegar Corp.......................................    21,600      492,696
   *United States Lime & Minerals, Inc..................     4,615      212,521
   #United States Steel Corp............................   118,300    2,644,005
   *Universal Stainless & Alloy Products, Inc...........    35,538    1,269,773
    Vulcan Materials Co.................................   106,151    6,003,901
    Wausau Paper Corp...................................   222,452    2,151,111
    Westlake Chemical Corp..............................   118,795   10,912,509
   *Worthington Industries, Inc.........................   237,962    6,539,196
    Zep, Inc............................................     6,977      101,864
   *Zoltek Cos., Inc....................................   172,067    1,402,346
                                                                   ------------
Total Materials.........................................            274,732,403
                                                                   ------------
Other -- (0.0%)
  o*Cubist Pharmaceuticals, Inc. Escrow Shares..........    55,628           --
  o*Gerber Scientific, Inc. Escrow Shares...............   137,957           --
  o*Price Communications Liquidation Trust..............    21,600           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (1.1%)
    Atlantic Tele-Network, Inc..........................     8,170      353,598
   *Cbeyond, Inc........................................    27,613      242,994
   *Consolidated Communications Holdings, Inc...........     6,221      107,060
   #Frontier Communications Corp........................ 1,354,968    6,192,204
   *General Communications, Inc. Class A................   262,490    2,233,790
   *Hawaiian Telcom Holdco, Inc.........................     2,525       50,550
    HickoryTech Corp....................................    51,639      499,866
    IDT Corp. Class B...................................    63,757      651,597

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                     ----------- --------------
Telecommunication Services -- (Continued)
   *Iridium Communications, Inc.....................     330,234 $    2,311,638
  #*Leap Wireless International, Inc................     270,907      1,565,842
   *MetroPCS Communications, Inc....................     807,847      8,102,705
    Neutral Tandem, Inc.............................     112,400        311,348
   *NII Holdings, Inc...............................      40,048        280,336
   *ORBCOMM, Inc....................................     180,883        763,326
   *Premiere Global Services, Inc...................     210,696      1,974,222
    Primus Telecommunications Group, Inc............      13,599        145,237
    Shenandoah Telecommunications Co................      14,886        218,229
    Telephone & Data Systems, Inc...................     372,530      9,421,284
  #*United States Cellular Corp.....................      98,123      3,732,599
    USA Mobility, Inc...............................      91,668      1,059,682
   *Vonage Holdings Corp............................     146,418        382,151
    Warwick Valley Telephone Co.....................      11,869        139,105
                                                                 --------------
Total Telecommunication Services....................                 40,739,363
                                                                 --------------
Utilities -- (1.1%)
    Consolidated Water Co., Ltd.....................      26,618        237,965
  #*Dynegy, Inc.....................................       2,157         43,140
    Genie Energy, Ltd. Class B......................      72,686        518,978
   *NRG Energy, Inc.................................   1,017,073     24,409,752
   #Ormat Technologies, Inc.........................      99,160      2,108,142
    SJW Corp........................................      50,860      1,379,323
    UGI Corp........................................     263,735      9,294,021
                                                                 --------------
Total Utilities.....................................                 37,991,321
                                                                 --------------
TOTAL COMMON STOCKS.................................              3,367,581,779
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Corp. Contingent Value Rights......         200             --
  o*Capital Bank Financial Corp. Contingent Value
   Rights...........................................      34,147          7,512
  o*CVR Energy, Inc. Contingent Value Rights........     317,335             --
   *Dynegy, Inc. Warrants 10/02/17..................      33,493         39,186
 o#*PhotoMedex, Inc. Contingent Value Warrants......       1,528             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                     46,698
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares..........................  14,403,073     14,403,073
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@DFA Short Term Investment Fund..................  19,624,215    227,052,166
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $814,018
     FNMA, rates ranging from 2.100%(r) to
     6.163%(r), maturities ranging from 01/01/23
     to 10/01/42, valued at $816,043) to be
     repurchased at $790,311........................ $       790        790,307
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                227,842,473
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,869,514,787)^^...........................             $3,609,874,023
                                                                 ==============

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  527,753,932 $      3,386   --    $  527,757,318
   Consumer Staples...........    132,927,802           --   --       132,927,802
   Energy.....................    313,731,500      142,039   --       313,873,539
   Financials.................    846,529,399           --   --       846,529,399
   Health Care................    230,425,387    1,758,837   --       232,184,224
   Industrials................    532,371,876      109,308   --       532,481,184
   Information Technology.....    428,275,985       89,241   --       428,365,226
   Materials..................    274,732,403           --   --       274,732,403
   Other......................             --           --   --                --
   Telecommunication Services.     40,739,363           --   --        40,739,363
   Utilities..................     37,991,321           --   --        37,991,321
Rights/Warrants...............         39,186        7,512   --            46,698
Temporary Cash Investments....     14,403,073           --   --        14,403,073
Securities Lending Collateral.             --  227,842,473   --       227,842,473
                               -------------- ------------   --    --------------
TOTAL......................... $3,379,921,227 $229,952,796   --    $3,609,874,023
                               ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                        U.S. SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (94.6%)
Consumer Discretionary -- (15.8%)
   *1-800-FLOWERS.COM, Inc. Class A......................   199,262 $   801,033
    A.H. Belo Corp. Class A..............................   235,483   1,243,350
  #*ALCO Stores, Inc.....................................    98,216     800,460
   *Aldila, Inc..........................................    77,084     305,253
    Ambassadors Group, Inc...............................     6,586      32,469
    Amcon Distributing Co................................     3,567     259,945
   #American Greetings Corp. Class A..................... 1,719,600  27,513,600
   *Arctic Cat, Inc......................................   146,860   5,307,520
   *Ascent Capital Group, Inc. Class A...................   117,408   7,480,064
   *Ballantyne Strong, Inc...............................   309,233   1,107,054
  #*Barnes & Noble, Inc.................................. 1,445,737  19,286,132
    Bassett Furniture Industries, Inc....................   200,365   2,789,081
   #Beasley Broadcast Group, Inc. Class A................    75,568     380,863
    bebe stores, Inc.....................................    96,176     402,016
    Belo Corp. Class A...................................   287,681   2,436,658
    Big 5 Sporting Goods Corp............................    38,750     537,462
   *Biglari Holdings, Inc................................    22,188   8,184,709
   *Black Diamond, Inc...................................   348,477   2,665,849
   *Bluegreen Corp.......................................   930,959   8,937,206
    Bob Evans Farms, Inc.................................   465,370  20,601,930
   #Bon-Ton Stores, Inc. (The)...........................    66,037     828,764
  #*Books-A-Million, Inc.................................   322,657     790,510
  #*Boyd Gaming Corp.....................................   422,688   2,963,043
   *Bridgepoint Education, Inc...........................    13,316     140,484
    Brown Shoe Co., Inc..................................   902,558  15,560,100
   *Build-A-Bear Workshop, Inc...........................   507,789   2,081,935
   *Cabela's, Inc........................................ 1,129,354  58,297,253
   *Cache, Inc...........................................   344,120     849,976
    Callaway Golf Co..................................... 1,819,180  11,933,821
   *Cambium Learning Group, Inc..........................   218,576     275,406
    Canterbury Park Holding Corp.........................    16,406     176,200
   *Career Education Corp................................    23,122      80,002
    Carriage Services, Inc...............................   368,901   5,157,236
   *Carrols Restaurant Group, Inc........................       200       1,254
   *Casual Male Retail Group, Inc........................    20,651      94,788
   *Cavco Industries, Inc................................    31,973   1,658,120
  #*Central European Media Enterprises, Ltd. Class A.....    91,233     539,187
   *Charles & Colvard, Ltd...............................    19,136      73,482
   *Christopher & Banks Corp.............................   373,587   2,316,239
    Churchill Downs, Inc.................................    18,373   1,187,998
   *Citi Trends, Inc.....................................    33,491     433,374
   *Coast Distribution System, Inc. (The)................    92,516     194,284
   *Cobra Electronics Corp...............................   176,106     713,229
    Collectors Universe, Inc.............................    21,749     261,640
  #*Conn's, Inc..........................................   618,290  17,584,168
    Core-Mark Holding Co., Inc...........................   292,172  14,646,582
   *Corinthian Colleges, Inc.............................   533,180   1,311,623
  #*Crown Media Holdings, Inc. Class A...................   251,867     460,917
    CSS Industries, Inc..................................   259,352   5,889,884
    Culp, Inc............................................    27,135     474,862
   *Cumulus Media, Inc. Class A..........................   475,512   1,545,414
   *Cybex International, Inc.............................   208,149     524,535
   *dELiA*s, Inc.........................................   271,854     280,010
   *Delta Apparel, Inc...................................   188,208   2,719,606
    Destination Maternity Corp...........................   131,171   2,986,764
   *DeVry, Inc...........................................    16,460     414,298
   *Digital Generation, Inc..............................    92,887     929,799
    Dillard's, Inc. Class A..............................   884,892  74,693,734

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   *Dixie Group, Inc. (The)..............................   293,970 $ 1,243,493
   #Domino's Pizza, Inc..................................   182,674   8,507,128
   *Dorman Products, Inc.................................   563,201  19,503,651
    Dover Downs Gaming & Entertainment, Inc..............   136,501     304,397
    Dover Motorsports, Inc...............................   319,398     549,365
  #*DreamWorks Animation SKG, Inc. Class A...............   465,220   8,099,480
   *E.W. Scripps Co. Class A (The)....................... 1,249,379  13,730,675
   *EDCI Holdings, Inc...................................    70,804     242,858
    Educational Development Corp.........................     1,000       3,950
   *ELXSI Corp...........................................    26,415     293,206
   *Emerson Radio Corp...................................   156,037     265,263
   *Emmis Communications Corp. Class A...................   353,768     672,159
  #*Entercom Communications Corp. Class A................    42,535     337,728
    Escalade, Inc........................................     4,453      24,447
   *Exide Technologies...................................   802,479   2,760,528
  #*FAB Universal Corp...................................     5,333      17,972
   *Federal-Mogul Corp...................................   326,852   3,052,798
    Fisher Communications, Inc...........................    77,531   2,750,800
  #*Flanigan's Enterprises, Inc..........................     4,740      36,759
    Flexsteel Industries, Inc............................   196,868   4,618,523
    Fred's, Inc. Class A................................. 1,047,651  13,849,946
    Frisch's Restaurants, Inc............................    49,454     903,525
   *Fuel Systems Solutions, Inc..........................    44,174     648,474
   *Full House Resorts, Inc..............................   121,199     390,261
   *Furniture Brands International, Inc.................. 1,160,249   1,601,144
   *Gaiam, Inc. Class A..................................    92,238     301,618
    Gaming Partners International Corp...................    44,581     338,816
   *Geeknet, Inc.........................................    61,724     945,612
   *Gray Television, Inc.................................   822,069   3,074,538
   *Gray Television, Inc. Class A........................    23,767      81,758
   #Group 1 Automotive, Inc..............................   437,089  29,608,409
   *Hallwood Group, Inc. (The)...........................     4,538      42,045
   *Hampshire Group, Ltd.................................    41,080     133,510
   *Harris Interactive, Inc..............................   245,995     305,034
    Harte-Hanks, Inc.....................................   218,967   1,793,340
   #Hastings Entertainment, Inc..........................   306,501     665,107
    Haverty Furniture Cos., Inc..........................   547,823   9,860,814
    Haverty Furniture Cos., Inc. Class A.................     5,701     103,017
   *Helen of Troy, Ltd...................................   772,646  27,969,785
   *hhgregg, Inc.........................................    15,602     132,305
   *Hollywood Media Corp.................................   474,624     621,757
    Hooker Furniture Corp................................   250,505   3,782,626
   *Hot Topic, Inc.......................................   507,541   5,633,705
  #*Iconix Brand Group, Inc.............................. 1,975,521  47,511,280
    International Speedway Corp. Class A.................   691,897  18,964,897
   *Isle of Capri Casinos, Inc...........................   509,303   3,580,400
    Jaclyn, Inc..........................................    40,909     209,659
   #JAKKS Pacific, Inc...................................   692,157   9,039,570
   *Johnson Outdoors, Inc. Class A.......................   207,794   4,463,415
    Jones Group, Inc. (The).............................. 2,093,738  25,124,856
   *Journal Communications, Inc. Class A.................   717,363   3,931,149
   *K12, Inc.............................................    11,664     215,317
   *Kid Brands, Inc......................................   156,672     258,509
   *Kona Grill, Inc......................................    74,031     625,562
   *K-Swiss, Inc. Class A................................   143,437     675,588
   *Lakeland Industries, Inc.............................   141,538     694,952
   *Lazare Kaplan International, Inc.....................   132,982     176,866
    La-Z-Boy, Inc........................................   504,611   7,892,116
   *Lee Enterprises, Inc.................................   711,377     903,449
   *Libbey, Inc..........................................   337,773   6,343,377
   *Liberty Media Corp...................................     2,327     261,462

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
    Lifetime Brands, Inc................................   348,412 $ 3,707,104
   *LIN TV Corp. Class A................................   240,316   2,564,172
   *Lithia Motors, Inc. Class A.........................   298,760  12,927,345
  #*Live Nation Entertainment, Inc...................... 2,882,277  29,572,162
   *Luby's, Inc.........................................   479,585   3,270,770
   *M/I Homes, Inc......................................   323,186   8,803,587
    Mac-Gray Corp.......................................   312,492   3,771,778
   *Madison Square Garden Co. Class A (The).............       108       5,618
    Marcus Corp.........................................   562,220   7,477,526
   *MarineMax, Inc......................................   617,198   7,208,873
   *Marriott Vacations Worldwide Corp...................   187,988   8,342,907
  #*McClatchy Co. Class A (The)......................... 1,360,849   3,973,679
   #McRae Industries, Inc. Class A......................    30,453     556,985
   #MDC Holdings, Inc...................................   120,840   4,751,429
  #*Media General, Inc. Class A.........................   396,500   1,689,090
   *Meritage Homes Corp.................................   166,558   7,368,526
   *Modine Manufacturing Co.............................    81,275     689,212
   *Monarch Casino & Resort, Inc........................     7,279      75,410
  #*Motorcar Parts of America, Inc......................    80,164     534,694
   *Movado Group, Inc...................................   433,624  15,853,293
   *MTR Gaming Group, Inc...............................   287,975   1,151,900
   *Multimedia Games Holding Co., Inc...................   148,154   2,509,729
    NACCO Industries, Inc. Class A......................   151,042   9,841,897
   *National CineMedia, Inc.............................    24,440     373,443
   *Nautilus, Inc.......................................    63,314     342,529
   *Navarre Corp........................................    54,871     119,070
   *Nevada Gold & Casinos, Inc..........................   130,600     113,622
   *New York & Co., Inc.................................   167,419     654,608
   *Nexstar Broadcasting Group, Inc. Class A............    66,242     952,560
   *Nobility Homes, Inc.................................    12,925      66,564
   *Office Depot, Inc...................................   892,311   3,863,707
    OfficeMax, Inc......................................   473,704   5,106,529
   *Orient-Express Hotels, Ltd. Class A................. 2,546,319  29,588,227
    Outdoor Channel Holdings, Inc.......................   166,587   1,286,052
   *P & F Industries, Inc. Class A......................    24,537     208,564
  #*Pacific Sunwear of California, Inc.................. 1,625,678   3,218,842
   #Penske Automotive Group, Inc........................ 1,250,616  41,170,279
    Pep Boys - Manny, Moe & Jack (The).................. 1,196,208  13,313,795
   *Perfumania Holdings, Inc............................    89,183     565,420
    Perry Ellis International, Inc......................   460,009   8,878,174
   *Pinnacle Entertainment, Inc.........................     1,763      27,415
   *Point.360...........................................   107,615      83,402
   *Premier Exhibitions, Inc............................   204,628     484,968
   *Q.E.P. Co., Inc.....................................    42,217     681,805
   *Quiksilver, Inc..................................... 1,911,680  12,502,387
   *Radio One, Inc. Class D.............................   623,107     847,426
   *Reading International, Inc. Class A.................   168,095     979,994
   *Red Lion Hotels Corp................................   529,902   3,958,368
   #Regis Corp.......................................... 1,710,231  30,356,600
    Rent-A-Center, Inc.................................. 1,565,443  55,855,006
   *Rick's Cabaret International, Inc...................   224,494   1,890,239
   *Rocky Brands, Inc...................................   124,369   1,756,090
   *Ruby Tuesday, Inc................................... 1,594,813  12,008,942
    Ryland Group, Inc. (The)............................    17,770     705,824
    Saga Communications, Inc. Class A...................   155,524   7,309,628
  #*Saks, Inc...........................................   651,773   7,045,666
    Salem Communications Corp. Class A..................    86,511     504,359
   #Scholastic Corp..................................... 1,407,493  41,746,242
  #*School Specialty, Inc...............................   545,217      56,103
    Service Corp. International.........................   344,527   5,143,788
    Shiloh Industries, Inc..............................   192,329   2,086,770

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Consumer Discretionary -- (Continued).................
    Shoe Carnival, Inc................................   546,411 $   11,185,033
   *Skechers U.S.A., Inc. Class A.....................   947,328     17,999,232
   *Skyline Corp......................................     1,465          6,988
   *Spanish Broadcasting System, Inc. Class A.........     8,699         24,270
    Spartan Motors, Inc...............................   664,269      3,766,405
  #*Spectrum Group International, Inc.................   312,991        651,021
    Speedway Motorsports, Inc.........................   912,000     14,920,320
   *Sport Chalet, Inc. Class A........................    82,165        142,967
   *Sport Chalet, Inc. Class B........................    15,675         29,077
    Stage Stores, Inc................................. 1,009,407     23,064,950
    Standard Motor Products, Inc......................   309,036      7,172,726
   *Stanley Furniture Co., Inc........................    91,262        424,368
   *Starz - Liberty Capital...........................     2,327         37,628
    Stein Mart, Inc...................................    19,321        163,069
   *Steinway Musical Instruments, Inc.................   289,169      6,431,119
   #Stewart Enterprises, Inc. Class A................. 2,648,622     21,851,132
   *Stoneridge, Inc...................................    72,586        454,388
    Strattec Security Corp............................    48,198      1,296,526
    Superior Industries International, Inc............   759,698     15,399,078
    Superior Uniform Group, Inc.......................   144,642      1,638,794
    Systemax, Inc.....................................    29,140        285,281
   *Tandy Brands Accessories, Inc.....................   200,326        312,509
    Trans World Entertainment Corp....................   634,084      2,162,226
   *Trinity Place Holdings, Inc.......................   392,655      1,802,286
   *Tuesday Morning Corp.............................. 1,307,967     10,986,923
   *Unifi, Inc........................................   438,035      5,913,472
   *Universal Electronics, Inc........................    18,909        361,162
   *Valuevision Media, Inc. Class A...................     3,840         10,406
   *VOXX International Corp...........................   410,768      3,968,019
    Wendy's Co. (The)................................. 1,780,391      9,151,210
   *West Marine, Inc..................................   595,434      7,133,299
   *Wet Seal, Inc. Class A (The)......................   193,937        543,024
  #*WMS Industries, Inc...............................    17,260        427,185
   *Zale Corp......................................... 1,002,090      4,930,283
                                                                 --------------
Total Consumer Discretionary..........................            1,249,964,994
                                                                 --------------
Consumer Staples -- (3.9%)
   *Alliance One International, Inc................... 1,301,049      4,709,797
    Andersons, Inc. (The).............................    51,139      2,411,204
   *Boulder Brands, Inc............................... 1,564,437     21,010,389
   #Bridgford Foods Corp..............................    37,720        249,706
    CCA Industries, Inc...............................    32,097        150,856
  #*Central European Distribution Corp................   147,934        318,058
   *Central Garden & Pet Co...........................   312,005      2,995,248
   *Central Garden & Pet Co. Class A..................   913,293      8,785,879
   *Chiquita Brands International, Inc................ 1,265,044      9,298,073
   *Craft Brew Alliance, Inc..........................   251,817      1,679,619
   *Crystal Rock Holdings, Inc........................     9,911         10,109
   *Cuisine Solutions, Inc............................   156,778        211,650
   *Dole Food Co., Inc................................ 1,407,005     15,674,036
   *Farmer Brothers Co................................    11,351        152,557
    Fresh Del Monte Produce, Inc...................... 1,518,788     40,020,064
    Griffin Land & Nurseries, Inc.....................    20,232        608,983
  #*Hain Celestial Group, Inc. (The)..................   806,073     45,938,100
   *Harbinger Group, Inc..............................   393,291      3,224,986
    Ingles Markets, Inc. Class A......................   216,753      4,159,490
    John B. Sanfilippo & Son, Inc.....................   209,880      3,868,088
   *Mannatech, Inc....................................     3,084         18,658
    MGP Ingredients, Inc..............................   289,677      1,080,495
    Nash Finch Co.....................................   297,326      6,175,461
   *Natural Alternatives International, Inc...........    94,109        490,308

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Nutraceutical International Corp....................    57,925 $  1,018,322
    Oil-Dri Corp. of America............................    73,605    2,042,539
   *Omega Protein Corp..................................   495,737    3,425,543
    Orchids Paper Products Co...........................     2,641       57,917
   *Pantry, Inc. (The)..................................   497,096    6,213,700
   *Post Holdings, Inc..................................   325,301   12,358,185
   *Prestige Brands Holdings, Inc....................... 1,324,865   28,418,354
    Reliv' International, Inc...........................    12,603       15,880
   *Revlon, Inc. Class A................................    33,302      524,506
   *Seneca Foods Corp. Class A..........................    88,861    2,666,719
   *Seneca Foods Corp. Class B..........................    24,265      730,619
    Spartan Stores, Inc.................................   579,744    9,415,043
   *Spectrum Brands Holdings, Inc.......................   399,802   20,245,973
    Stephan Co. (The)...................................    56,795      102,231
   #SUPERVALU, Inc......................................   366,733    1,433,926
   #Universal Corp......................................   830,795   45,178,632
    Weis Markets, Inc...................................     6,227      250,699
                                                                   ------------
Total Consumer Staples..................................            307,340,602
                                                                   ------------
Energy -- (9.1%)
    Adams Resources & Energy, Inc.......................   107,883    3,850,344
    Alon USA Energy, Inc................................   678,952   13,321,038
   *Alpha Natural Resources, Inc........................ 1,012,685    8,972,389
  #*Arch Coal, Inc...................................... 1,030,507    7,337,210
   *Barnwell Industries, Inc............................   142,853      492,843
  #*Basic Energy Services, Inc..........................   235,686    3,047,420
   *Bill Barrett Corp...................................   933,912   14,914,575
  o*Black Ridge Oil & Gas, Inc..........................    72,013       48,969
    Bolt Technology Corp................................     6,706       99,919
    Bristow Group, Inc.................................. 1,270,337   72,383,802
   *Cal Dive International, Inc.........................   896,081    1,702,554
   *Callon Petroleum Co.................................    21,719      111,853
   *Cloud Peak Energy, Inc..............................   107,030    1,874,095
   *Comstock Resources, Inc............................. 1,202,083   17,538,391
   *Crimson Exploration, Inc............................   249,985      764,954
   *Dawson Geophysical Co...............................   169,926    4,540,423
    Delek US Holdings, Inc..............................   599,754   20,373,643
    DHT Holdings, Inc...................................    65,575      299,022
   *Double Eagle Petroleum Co...........................    81,571      414,381
   *EPL Oil & Gas, Inc..................................   558,200   13,653,572
   *Evolution Petroleum Corp............................    17,477      164,459
   *Exterran Holdings, Inc.............................. 1,998,255   46,439,446
   *Forbes Energy Services, Ltd.........................       451        1,051
   *Gastar Exploration, Ltd.............................     7,589        8,272
   *Green Plains Renewable Energy, Inc..................   728,816    5,692,053
    Gulf Island Fabrication, Inc........................   255,946    5,943,066
    Gulfmark Offshore, Inc. Class A.....................   748,387   26,013,932
  #*Harvest Natural Resources, Inc...................... 1,080,478   10,026,836
   *Helix Energy Solutions Group, Inc................... 3,418,510   81,087,057
   *Hercules Offshore, Inc.............................. 5,178,862   34,076,912
   *HKN, Inc............................................     2,167      180,944
   *Hornbeck Offshore Services, Inc..................... 1,231,938   45,347,638
  #*James River Coal Co.................................   240,108      722,725
   *Key Energy Services, Inc............................    45,165      367,191
   *Magnum Hunter Resources Corp........................   409,557    1,654,610
   *MexCo Energy Corp...................................       733        5,168
  #*Miller Energy Resources, Inc........................    27,356      110,245
   *Mitcham Industries, Inc.............................   179,913    2,666,311
   *Natural Gas Services Group, Inc.....................   278,816    5,071,663
   *Newpark Resources, Inc.............................. 1,155,557    9,960,901
   #Nordic American Tankers, Ltd........................   447,927    3,870,089

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
 o#*Overseas Shipholding Group, Inc.....................   776,519 $    776,519
   *Parker Drilling Co.................................. 3,240,430   18,211,217
   *PDC Energy, Inc.....................................   841,336   31,154,672
    Penn Virginia Corp.................................. 1,203,302    5,162,166
   *PHI, Inc. Non-Voting................................   307,593   10,178,252
   *PHI, Inc. Voting....................................     1,686       56,717
   *Pioneer Energy Services Corp........................ 1,872,194   14,191,231
  #*Quicksilver Resources, Inc..........................   723,255    1,981,719
   *Rentech, Inc........................................   506,484    1,554,906
   *REX American Resources Corp.........................   234,850    5,129,124
   #SEACOR Holdings, Inc................................   473,939   43,114,231
   *SemGroup Corp. Class A..............................   178,674    7,711,570
   *Steel Excel, Inc....................................   421,014   10,756,908
   *Stone Energy Corp...................................       700       15,750
   *Superior Energy Services, Inc.......................   915,588   22,862,232
   *Swift Energy Co.....................................   348,394    5,250,298
   *Tesco Corp..........................................    54,185      655,097
   *TETRA Technologies, Inc.............................   818,148    6,954,258
    TGC Industries, Inc.................................    88,290      803,439
   *Triangle Petroleum Corp.............................   302,952    1,905,568
   *U.S. Energy Corp....................................    10,022       23,051
   *Unit Corp...........................................    28,017    1,348,458
   *USEC, Inc........................................... 2,769,982    1,569,195
   *Warren Resources, Inc...............................    70,060      212,282
   #Western Refining, Inc............................... 1,903,294   64,007,777
   *Westmoreland Coal Co................................    68,170      684,427
   *Willbros Group, Inc.................................   304,889    1,993,974
                                                                   ------------
Total Energy                                                        723,417,004
                                                                   ------------
Financials -- (24.4%)
   *1st Constitution Bancorp............................    17,948      161,529
    1st Source Corp.....................................   584,894   13,218,604
    1st United Bancorp, Inc.............................    72,780      467,248
    Access National Corp................................    39,281      609,248
   *Alexander & Baldwin, Inc............................ 1,076,802   36,180,547
    Alliance Bancorp, Inc. of Pennsylvania..............     2,078       27,014
  #*Altisource Asset Management Corp....................    18,447    2,319,710
   *Altisource Portfolio Solutions SA...................   184,478   16,210,082
   *Altisource Residential Corp. Class B................    61,492    1,106,856
    Ameriana Bancorp....................................    34,757      287,614
   *American Capital, Ltd............................... 2,184,539   29,185,441
   #American Equity Investment Life Holding Co.......... 1,762,685   23,760,994
   *American Independence Corp..........................    42,672      205,252
    American National Insurance Co......................     5,717      441,410
   *American River Bankshares...........................   142,147    1,039,095
   *American Safety Insurance Holdings, Ltd.............   198,970    3,975,421
   *Ameris Bancorp......................................   200,892    2,663,828
   *AmeriServ Financial, Inc............................   323,958      965,395
    Argo Group International Holdings, Ltd..............   926,512   33,437,818
    ASB Financial Corp..................................     1,733       20,796
    Aspen Insurance Holdings, Ltd.......................   511,130   17,434,644
   *Asset Acceptance Capital Corp.......................   103,233      554,361
   #Associated Banc-Corp................................   187,692    2,678,365
    Asta Funding, Inc...................................   222,308    2,105,257
    Astoria Financial Corp.............................. 1,270,237   12,372,108
    Atlantic American Corp..............................   238,675      794,788
   *Atlantic Coast Financial Corp.......................    17,186       59,979
  #*Atlanticus Holdings Corp............................   262,883      843,854
   *AV Homes, Inc.......................................   231,472    3,446,618
   #Baldwin & Lyons, Inc. Class A.......................     3,124       79,506
    Baldwin & Lyons, Inc. Class B.......................   367,343    9,073,372

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Bancorp of New Jersey, Inc...........................       400 $     5,292
   *Bancorp, Inc. (The)..................................   207,040   2,438,931
    BancorpSouth, Inc....................................   522,080   7,570,160
   *BancTrust Financial Group, Inc.......................    98,095     279,571
    Bank Mutual Corp.....................................   136,859     702,087
    Bank of Commerce Holdings............................    13,647      67,007
    BankFinancial Corp...................................   524,139   3,957,249
    Banner Corp..........................................   196,399   5,931,250
    Bar Harbor Bankshares................................       530      18,709
  #*BBX Capital Corp. Class A............................   263,222   2,042,603
    BCB Bancorp, Inc.....................................    25,972     247,253
  #*BCSB Bancorp, Inc....................................     4,374      68,453
    Berkshire Bancorp, Inc...............................     4,650      38,781
    Berkshire Hills Bancorp, Inc.........................   524,697  12,697,667
   *BNCCORP, Inc.........................................    29,762     357,442
   *BofI Holding, Inc....................................    12,710     406,212
    Boston Private Financial Holdings, Inc...............   401,209   3,711,183
   *Bridge Capital Holdings..............................    35,650     559,348
    Brookline Bancorp, Inc...............................   692,492   6,100,855
   *Brunswick Bancorp....................................     1,200       6,510
    C&F Financial Corp...................................    15,000     609,600
    California First National Bancorp....................   142,816   2,313,619
   *Camco Financial Corp.................................    84,743     238,128
    Cape Bancorp, Inc....................................    36,671     333,339
   *Capital Bank Financial Corp. Class A.................    28,055     434,011
  #*Capital City Bank Group, Inc.........................    48,212     539,974
    Capital Southwest Corp...............................    51,232   5,525,371
    CapitalSource, Inc................................... 3,590,392  29,118,079
    Capitol Federal Financial, Inc.......................   273,371   3,212,109
   *Carolina Bank Holdings, Inc..........................     4,214      38,095
   *Carrollton Bancorp...................................    10,584      59,747
    Cathay General Bancorp............................... 1,349,110  26,186,225
    Centerstate Banks, Inc...............................    93,060     823,581
    Century Bancorp, Inc. Class A........................    19,731     657,634
    CFS Bancorp, Inc.....................................   206,612   1,535,127
    Chemical Financial Corp..............................   697,451  16,955,034
   *Chicopee Bancorp, Inc................................    38,643     619,447
   *Citizens Community Bancorp, Inc......................    42,530     269,215
   *Citizens First Corp..................................     5,422      50,641
   *Citizens Republic Bancorp, Inc.......................    22,036     449,975
    CNO Financial Group, Inc............................. 8,581,021  88,127,086
    CoBiz Financial, Inc.................................    58,738     479,302
    Codorus Valley Bancorp, Inc..........................    15,896     250,361
   *Colonial Financial Services, Inc.....................     4,224      56,813
   *Colony Bankcorp, Inc.................................    12,037      66,083
    Columbia Banking System, Inc.........................   471,137   9,516,967
   *Community Bankers Trust Corp.........................       300         900
   *Community West Bancshares............................    23,717     100,797
   *Consumer Portfolio Services, Inc.....................   314,416   2,163,182
   *Cowen Group, Inc. Class A............................   454,394   1,208,688
    Donegal Group, Inc. Class A..........................   489,329   6,434,676
    Donegal Group, Inc. Class B..........................    54,693   1,031,510
    Eagle Bancorp Montana, Inc...........................     1,125      11,914
    Eastern Insurance Holdings, Inc......................   119,112   2,186,896
   *Eastern Virginia Bankshares, Inc.....................    18,814     115,142
   *ECB Bancorp, Inc.....................................    10,525     157,454
    EMC Insurance Group, Inc.............................   292,000   7,288,320
    Endurance Specialty Holdings, Ltd.................... 1,052,668  45,180,511
    Enterprise Bancorp, Inc..............................     4,006      69,023
    Enterprise Financial Services Corp...................    75,473   1,012,093
    Epoch Holding Corp...................................    42,727   1,196,356

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    ESB Financial Corp...................................    36,961 $   515,236
    ESSA Bancorp, Inc....................................   173,727   1,912,734
    Evans Bancorp, Inc...................................     5,783      98,774
   *Farmers Capital Bank Corp............................    56,370     852,878
    FBL Financial Group, Inc. Class A....................   791,367  27,642,449
    Federal Agricultural Mortgage Corp. Class A..........     3,592      93,087
    Federal Agricultural Mortgage Corp. Class C..........   242,970   8,336,301
    Federated National Holding Co........................   169,778     969,432
   *Fidelity Southern Corp...............................    32,420     362,780
    Financial Institutions, Inc..........................   179,270   3,601,534
   *First Acceptance Corp................................   865,637   1,073,390
    First Advantage Bancorp..............................    20,056     254,912
    First American Financial Corp........................ 1,333,977  31,868,711
   *First BanCorp........................................   151,796     778,713
    First Bancorp........................................    67,560     858,012
    First Bancorp of Indiana, Inc........................     5,430      63,802
    First Bancorp, Inc...................................       658      10,896
  #*First Bancshares, Inc................................    24,793     182,848
    First Bancshares, Inc. (The).........................     2,580      26,574
    First Business Financial Services, Inc...............    23,772     574,332
   *First California Financial Group, Inc................    62,319     499,798
    First Citizens BancShares, Inc. Class A..............    23,645   4,122,742
    First Commonwealth Financial Corp.................... 1,307,981   9,247,426
    First Community Bancshares, Inc......................    80,171   1,278,727
    First Connecticut Bancorp, Inc.......................     4,438      62,398
    First Defiance Financial Corp........................   201,132   4,119,183
  #*First Federal Bancshares of Arkansas, Inc............   103,884   1,023,257
   *First Federal of Northern Michigan Bancorp, Inc......    31,310     150,288
    First Financial Corp.................................   155,016   4,676,833
    First Financial Holdings, Inc........................   162,581   2,463,102
   *First Financial Northwest, Inc.......................   207,148   1,679,970
  #*First Financial Service Corp.........................    16,049      44,295
    First Interstate BancSystem, Inc.....................   342,427   5,900,017
    First M&F Corp.......................................    75,547     620,996
   *First Marblehead Corp. (The).........................   178,191     172,952
    First Merchants Corp.................................   694,934  10,458,757
    First Midwest Bancorp, Inc........................... 1,114,140  14,116,154
    First Pactrust Bancorp, Inc..........................   103,874   1,221,558
   *First Place Financial Corp...........................   203,821       1,019
  #*First United Corp....................................    70,785     581,853
   #First West Virginia Bancorp..........................     9,474     147,889
    Firstbank Corp.......................................    99,156   1,159,134
   *FirstCity Financial Corp.............................   221,461   2,179,176
   *Flagstar Bancorp, Inc................................    47,903     753,514
    Flushing Financial Corp..............................   387,149   6,132,440
    FNB Corp.............................................   772,849   8,957,320
  #*FNB United Corp......................................     2,298      25,324
    Fox Chase Bancorp, Inc...............................    39,188     674,425
    Franklin Financial Corp..............................    18,488     320,397
    Fulton Financial Corp................................   896,018   9,757,636
    Gain Capital Holdings, Inc...........................       420       1,802
    GAINSCO, Inc.........................................       100         850
    GFI Group, Inc.......................................    36,439     123,893
   *Global Indemnity P.L.C...............................   253,949   5,360,863
   *Guaranty Bancorp.....................................   597,744   1,243,308
   *Guaranty Federal Bancshares, Inc.....................    32,452     309,917
   *Hallmark Financial Services, Inc.....................   435,064   3,893,823
    Hampden Bancorp, Inc.................................     9,957     164,987
   #Hanover Insurance Group, Inc. (The)..................   550,697  22,886,967
    Harleysville Savings Financial Corp..................    14,792     247,026
   *Harris & Harris Group, Inc...........................   310,035   1,175,033

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Hawthorn Bancshares, Inc.............................    27,110 $   236,670
    Heartland Financial USA, Inc.........................     2,622      62,115
   *Heritage Commerce Corp...............................   243,920   1,587,919
    Heritage Financial Corp..............................    49,806     703,759
    Heritage Financial Group, Inc........................    11,730     164,337
    HF Financial Corp....................................   127,909   1,635,956
   *Hilltop Holdings, Inc................................ 1,305,463  17,153,784
    Hingham Institution for Savings......................     1,857     128,969
   *HMN Financial, Inc...................................   102,799     612,682
   *Home Bancorp, Inc....................................     5,999     114,521
    Home Federal Bancorp, Inc............................   204,258   2,626,758
    HopFed Bancorp, Inc..................................    72,033     669,187
    Horace Mann Educators Corp...........................   876,441  19,053,827
    Horizon Bancorp......................................    17,121     341,222
   #IBERIABANK Corp......................................    81,159   4,178,877
   *ICG Group, Inc.......................................   781,023   9,372,276
   *Imperial Holdings, Inc...............................    11,132      46,754
    Independence Holding Co..............................   267,078   2,641,401
   *Independent Bank Corp................................    62,544     342,741
    Infinity Property & Casualty Corp....................   477,290  28,384,436
    International Bancshares Corp........................   532,615  10,412,623
   *Intervest Bancshares Corp. Class A...................   170,812     785,735
   *Investment Technology Group, Inc.....................   365,575   3,699,619
    Investors Title Co...................................    43,302   2,877,851
   *Jacksonville Bancorp, Inc............................    12,519      29,795
   #Janus Capital Group, Inc............................. 2,650,998  24,654,281
   *Jefferson Bancshares, Inc............................    30,773     104,936
    JMP Group, Inc.......................................    29,537     194,944
    Kemper Corp.......................................... 1,567,598  52,216,689
   *Knight Capital Group, Inc. Class A................... 1,109,989   4,129,159
    Lake Shore Bancorp, Inc..............................       697       7,388
    Lakeland Bancorp, Inc................................   137,362   1,339,280
    Landmark Bancorp, Inc................................    24,379     483,923
    LNB Bancorp, Inc.....................................   215,712   1,585,483
   *Louisiana Bancorp, Inc...............................     1,005      17,346
    LSB Financial Corp...................................    14,699     324,995
   *Macatawa Bank Corp...................................   150,646     700,504
  #*Magyar Bancorp, Inc..................................    36,773     179,085
    Maiden Holdings, Ltd.................................   798,756   8,123,349
    MainSource Financial Group, Inc......................   508,734   7,020,529
   *Malvern Bancorp, Inc.................................     1,888      21,372
    Marlin Business Services Corp........................   345,056   7,591,232
   *Maui Land & Pineapple Co., Inc.......................    12,148      50,050
   #Mayflower Bancorp, Inc...............................    10,823     112,235
    MB Financial, Inc.................................... 1,380,575  30,883,463
  #*MBIA, Inc............................................ 3,627,943  31,236,589
  #*MBT Financial Corp...................................   335,703   1,205,174
    MCG Capital Corp..................................... 2,360,215  10,880,591
    Meadowbrook Insurance Group, Inc..................... 1,522,479   9,545,943
    Medallion Financial Corp.............................   337,732   4,319,592
    Mercantile Bank Corp.................................    95,648   1,578,192
    Meta Financial Group, Inc............................    49,599   1,153,177
   *Metro Bancorp, Inc...................................   401,510   6,307,722
   *MetroCorp Bancshares, Inc............................    97,187     979,645
  #*MGIC Investment Corp................................. 4,775,214  13,275,095
    MicroFinancial, Inc..................................   220,012   1,652,290
    Mid Penn Bancorp, Inc................................     4,664      51,817
    MidWestOne Financial Group, Inc......................    16,034     383,213
    Montpelier Re Holdings, Ltd.......................... 2,155,898  52,560,793
    MSB Financial Corp...................................     3,087      22,226
    MutualFirst Financial, Inc...........................   140,766   1,829,958

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    National Penn Bancshares, Inc........................ 1,040,655 $10,146,386
    National Security Group, Inc.........................    11,290      92,691
    National Western Life Insurance Co. Class A..........    65,017  10,623,778
    Naugatuck Valley Financial Corp......................     3,280      22,501
   *Navigators Group, Inc. (The).........................   458,245  24,850,626
    Nelnet, Inc. Class A.................................   416,772  12,682,372
   *New Century Bancorp, Inc.............................    40,342     250,524
    New Hampshire Thrift Bancshares, Inc.................    90,405   1,163,512
   *NewBridge Bancorp....................................   252,836   1,623,207
   *Newport Bancorp, Inc.................................     2,848      45,112
   *NewStar Financial, Inc...............................   490,506   6,994,616
   *North Valley Bancorp.................................     6,860     113,670
    Northeast Bancorp....................................    13,957     130,219
    Northeast Community Bancorp, Inc.....................    10,981      60,835
    Northrim Bancorp, Inc................................   137,999   3,005,618
    Northway Financial, Inc..............................     7,009      92,869
    Northwest Bancshares, Inc............................   635,617   7,754,527
    Norwood Financial Corp...............................       459      14,073
   #Ocean Shore Holding Co...............................    18,712     286,481
    Old National Bancorp.................................    74,462     994,812
  #*Old Second Bancorp, Inc..............................   317,787     692,776
   *OmniAmerican Bancorp, Inc............................     8,113     201,284
    OneBeacon Insurance Group, Ltd. Class A..............    80,549   1,100,299
    Oppenheimer Holdings, Inc. Class A...................    52,774     897,686
    Oriental Financial Group, Inc........................   538,685   7,740,903
    Pacific Continental Corp.............................    43,723     480,516
   *Pacific Mercantile Bancorp...........................   149,626     867,831
   *Pacific Premier Bancorp, Inc.........................   137,527   1,585,686
   *Park Sterling Corp...................................   686,914   3,901,672
   *Patriot National Bancorp.............................    76,824     124,455
    Peoples Bancorp......................................    14,576     293,488
    Peoples Bancorp of North Carolina....................    32,318     331,260
    Peoples Bancorp, Inc.................................   286,793   6,223,408
  #*PHH Corp............................................. 1,955,781  42,792,488
   *Phoenix Cos, Inc. (The)..............................   100,169   2,722,593
   *PICO Holdings, Inc...................................   118,586   2,493,864
   *Pinnacle Financial Partners, Inc.....................   734,743  15,774,932
   *Piper Jaffray Cos....................................   341,899  13,241,748
    Platinum Underwriters Holdings, Ltd..................   718,157  34,995,791
   *Popular, Inc.........................................   893,359  23,977,756
   *Porter Bancorp, Inc..................................     8,106       8,836
   *Preferred Bank.......................................    35,862     539,006
    Premier Financial Bancorp, Inc.......................    79,789     905,605
    PrivateBancorp, Inc..................................   294,213   5,051,637
    Protective Life Corp.................................   402,300  12,728,772
    Provident Financial Holdings, Inc....................   189,969   3,161,084
    Provident Financial Services, Inc.................... 2,294,791  34,031,751
    Provident New York Bancorp........................... 1,095,019   9,778,520
   *Prudential Bancorp, Inc. of Pennsylvania.............       100         726
   *PSB Holdings, Inc....................................     2,619      15,478
   #Pulaski Financial Corp...............................   233,961   2,267,082
    QC Holdings, Inc.....................................     1,979       6,590
    QCR Holdings, Inc....................................     2,479      38,548
    Radian Group, Inc.................................... 3,406,246  21,902,162
    Renasant Corp........................................   512,424   9,966,647
    Republic Bancorp, Inc. Class A.......................    11,442     257,102
   *Republic First Bancorp, Inc..........................    77,655     193,361
    Resource America, Inc. Class A.......................   296,143   2,295,108
   *Riverview Bancorp, Inc...............................   230,437     518,483
   *Royal Bancshares of Pennsylvania, Inc. Class A.......     8,282      12,837
   *Rurban Financial Corp................................    33,863     263,793

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   #Ryman Hospitality Properties.........................   888,147 $35,499,236
    S&T Bancorp, Inc.....................................     1,156      21,317
   *Safeguard Scientifics, Inc...........................   239,071   3,691,256
    Safety Insurance Group, Inc..........................   380,840  18,284,128
    Salisbury Bancorp, Inc...............................     3,107      77,675
    Sandy Spring Bancorp, Inc............................   312,884   6,210,747
    SCBT Financial Corp..................................         9         379
    SeaBright Holdings, Inc..............................   626,406   6,946,843
   *Seacoast Banking Corp. of Florida....................    32,437      58,062
  #*Security National Financial Corp. Class A............    12,364     150,220
    Selective Insurance Group, Inc....................... 1,844,118  37,822,860
    Shore Bancshares, Inc................................    15,816      83,825
    SI Financial Group, Inc..............................     7,704      89,675
   *Siebert Financial Corp...............................    50,658      77,000
    Sierra Bancorp.......................................    15,744     196,170
    Simmons First National Corp. Class A.................    43,805   1,118,342
    Simplicity Bancorp, Inc..............................     9,042     130,386
    Somerset Hills Bancorp...............................     1,227      14,037
   *South Street Financial Corp..........................    11,002      55,010
   *Southcoast Financial Corp............................   107,440     514,637
   *Southern Connecticut Bancorp, Inc....................    27,966     103,474
   *Southern First Bancshares, Inc.......................    67,157     645,381
    Southern Missouri Bancorp, Inc.......................       384       9,189
    Southern National Bancorp of Virginia, Inc...........     5,903      54,514
   *Southwest Bancorp, Inc...............................   370,034   4,740,136
    Southwest Georgia Financial Corp.....................     1,652      19,213
    StanCorp Financial Group, Inc........................   386,434  15,028,418
    State Auto Financial Corp............................   818,685  12,460,386
    StellarOne Corp......................................   461,904   6,905,465
    Stewart Information Services Corp....................   541,855  14,391,669
   *Stratus Properties, Inc..............................   122,308   1,270,780
   *Suffolk BanCorp......................................    12,332     170,552
    Summit State Bank....................................     8,558      69,491
   *Sun Bancorp, Inc.....................................   589,982   2,041,338
    Susquehanna Bancshares, Inc.......................... 4,601,149  52,545,122
   *Sussex BanCorp.......................................    22,778     137,579
   *SWS Group, Inc.......................................     1,900      12,521
    Symetra Financial Corp...............................   631,073   8,803,468
    Synovus Financial Corp...............................   245,650     633,777
  #*Taylor Capital Group, Inc............................    91,483   1,587,230
    Teche Holding Co.....................................    14,319     558,441
    TF Financial Corp....................................    73,202   1,799,671
    Thomas Properties Group, Inc.........................    38,316     197,327
   *Timberland Bancorp, Inc..............................   186,434   1,523,166
    Tompkins Financial Corp..............................        89       3,641
    Tower Financial Corp.................................    33,913     400,173
    Tower Group, Inc.....................................   531,519  10,258,317
    TowneBank............................................    78,039   1,183,852
   *Transcontinental Realty Investors, Inc...............     2,293       9,791
    Tree.com, Inc........................................   132,521   2,316,467
    Umpqua Holdings Corp................................. 3,689,870  46,639,957
    Unico American Corp..................................   145,800   1,809,378
    Union First Market Bankshares Corp...................   180,898   3,162,097
    United Bancshares, Inc...............................     9,093     107,479
   *United Community Bancorp.............................     2,816      27,793
   *United Community Banks, Inc..........................   163,415   1,714,223
   *United Community Financial Corp......................   443,619   1,370,783
    United Financial Bancorp, Inc........................   224,190   3,356,124
    United Fire Group, Inc...............................   861,095  19,968,793
  #*United Security Bancshares...........................     8,369      31,048
   *Unity Bancorp, Inc...................................    51,891     319,130

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Universal Insurance Holdings, Inc.................   212,466 $      964,596
    Univest Corp. of Pennsylvania.....................     5,528         93,313
    Validus Holdings, Ltd.............................    42,661      1,553,287
   *Virginia Commerce Bancorp, Inc....................   310,160      4,075,502
   *Virtus Investment Partners, Inc...................        94         14,007
   #VSB Bancorp, Inc..................................       833          8,751
    Washington Federal, Inc........................... 1,593,923     28,037,106
   *Waterstone Financial, Inc.........................    87,693        655,944
    Wayne Savings Bancshares, Inc.....................    22,033        219,889
    Webster Financial Corp............................ 1,963,132     43,679,687
    WesBanco, Inc.....................................   718,400     16,659,707
    West Bancorporation, Inc..........................    84,133        931,352
    Westfield Financial, Inc..........................   345,760      2,607,030
    White River Capital, Inc..........................     7,843        169,017
   #Wintrust Financial Corp........................... 1,213,404     44,980,886
   *WSB Holdings, Inc.................................    81,150        492,580
    WSFS Financial Corp...............................    24,810      1,128,111
    WVS Financial Corp................................     1,740         18,270
   *Yadkin Valley Financial Corp......................   102,821        345,479
                                                                 --------------
Total Financials......................................            1,933,572,526
                                                                 --------------
Health Care -- (4.2%)
   *Addus HomeCare Corp...............................    13,394        110,902
  #*Affymetrix, Inc...................................   862,603      3,269,265
   *Albany Molecular Research, Inc....................   905,705      5,407,059
   *Alere, Inc........................................   158,062      3,360,398
   *Allied Healthcare Products, Inc...................   207,331        526,621
   *Allscripts Healthcare Solutions, Inc..............    62,363        690,982
    Almost Family, Inc................................    50,449      1,009,989
   *Alphatec Holdings, Inc............................   166,651        288,306
   *Amedisys, Inc.....................................   484,732      5,390,220
   *American Shared Hospital Services.................    87,469        196,805
   *Amsurg Corp.......................................   411,715     12,849,625
   *AngioDynamics, Inc................................   717,462      8,753,036
   *Anika Therapeutics, Inc...........................   199,204      2,115,546
   *Ariad Pharmaceuticals, Inc........................   189,128      3,759,865
    Arrhythmia Research Technology, Inc...............     5,407         14,220
    Assisted Living Concepts, Inc. Class A............   303,533      2,980,694
   *Astex Pharmaceuticals, Inc........................   144,505        484,092
   *Bioanalytical Systems, Inc........................    32,200         54,740
   *BioClinica, Inc...................................    19,152        138,086
   *Cambrex Corp......................................    59,210        695,718
   *Capital Senior Living Corp........................   733,274     15,567,407
   *CardioNet, Inc....................................   368,427        828,961
   *Chindex International, Inc........................     8,115         89,590
    CONMED Corp.......................................   831,122     24,410,053
   *Cross Country Healthcare, Inc.....................   916,657      5,179,112
    CryoLife, Inc.....................................   391,602      2,514,085
   *Cutera, Inc.......................................   402,038      4,422,418
   *Cynosure, Inc. Class A............................   107,555      2,871,718
    Daxor Corp........................................     8,579         66,830
   *Digirad Corp......................................   253,185        468,392
  o*Enzo Biochem, Inc.................................   497,886      1,438,891
    Enzon Pharmaceuticals, Inc........................     9,488         46,966
   *Five Star Quality Care, Inc.......................   802,663      4,543,073
   *Future Healthcare of America......................     5,333            880
   *Gentiva Health Services, Inc......................   687,059      6,808,755
   *Greatbatch, Inc...................................   564,469     14,981,007
   *Harvard Bioscience, Inc...........................   171,352        851,619
   *Healthways, Inc...................................   273,708      2,879,408
    Invacare Corp.....................................   742,950     11,686,604

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
   *Iridex Corp.........................................    60,213 $    251,690
    Kewaunee Scientific Corp............................    68,740      851,689
   *Kindred Healthcare, Inc............................. 1,445,170   15,578,933
   *Lannet Co., Inc.....................................   278,478    1,665,298
    LeMaitre Vascular, Inc..............................    72,587      460,927
   *LHC Group, Inc......................................    71,132    1,519,380
   *LifePoint Hospitals, Inc............................ 1,873,433   81,887,756
    Maxygen, Inc........................................   701,074    1,717,631
   *MedAssets, Inc......................................    17,474      341,617
  o*MedCath Corp........................................   622,045      852,202
   *Medical Action Industries, Inc......................    37,865      174,558
  #*MediciNova, Inc.....................................    18,700       34,221
   *Misonix, Inc........................................   131,503    1,012,573
   *Myrexis, Inc........................................    90,613      266,402
   *Natus Medical, Inc..................................    32,939      405,808
   *Palomar Medical Technologies, Inc...................    46,154      450,925
   *PDI, Inc............................................   296,140    2,295,085
   *PharMerica Corp.....................................   218,776    3,167,876
    Psychemedics Corp...................................       365        4,354
   *RadNet, Inc.........................................   285,137      844,006
   *Retractable Technologies, Inc.......................    39,828       37,837
   *RTI Biologics, Inc..................................   626,208    3,080,943
   *Skilled Healthcare Group, Inc. Class A..............   136,461      725,973
   *Stereotaxis, Inc....................................     2,235        4,783
   *Strategic Diagnostics, Inc..........................   252,007      299,888
   *Sucampo Pharmaceuticals, Inc. Class A...............   280,019    1,453,299
   *SunLink Health Systems, Inc.........................    49,977       56,474
   *SurModics, Inc......................................     9,100      219,401
   *Symmetry Medical, Inc...............................   829,669    8,885,755
  #*Synageva BioPharma Corp.............................    40,070    1,853,638
   *Targacept, Inc......................................    24,089      108,160
   *Theragenics Corp....................................   560,030      868,046
   *Triple-S Management Corp. Class B...................   541,964    9,793,289
    Universal American Corp............................. 1,952,092   18,291,102
   *ViroPharma, Inc.....................................   715,272   19,069,152
    Xstelos Holdings, Inc...............................   251,700      407,754
                                                                   ------------
Total Health Care.......................................            330,690,363
                                                                   ------------
Industrials -- (16.9%)
   *A.T. Cross Co. Class A..............................   288,550    3,301,012
    AAR Corp............................................ 1,082,359   20,402,467
   *Accuride Corp.......................................    74,804      281,263
    Aceto Corp..........................................   545,076    5,690,593
    Acme United Corp....................................     2,707       32,944
   #Acorn Energy, Inc...................................   140,865    1,036,766
   *Aegion Corp.........................................   177,069    4,164,663
  #*AeroCentury Corp....................................    31,474      531,911
   *Aerosonic Corp......................................    38,623      150,630
   *Air Transport Services Group, Inc...................   696,833    3,240,273
    Aircastle, Ltd...................................... 1,404,483   19,381,865
    Alamo Group, Inc....................................   305,795   10,384,798
  o*Allied Defense Group, Inc. (The)....................   118,807      624,925
    Allied Motion Technologies, Inc.....................    44,049      296,890
    Amerco, Inc.........................................   346,122   46,539,564
    American Railcar Industries, Inc....................   484,088   19,044,022
    Ampco-Pittsburgh Corp...............................    44,032      811,069
   *AMREP Corp..........................................     7,278       72,780
   *Apogee Enterprises, Inc.............................   251,420    6,147,219
   *ARC Document Solutions, Inc.........................    71,037      169,778
   *Argan, Inc..........................................       968       18,198
    Arkansas Best Corp..................................   617,686    6,498,057

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
   *Ascent Solar Technologies, Inc.......................   118,282 $    78,066
   *Atlas Air Worldwide Holdings, Inc....................   642,033  28,949,268
   *Avalon Holding Corp. Class A.........................    51,820     205,725
   *Avis Budget Group, Inc............................... 4,147,655  89,299,012
    Baltic Trading, Ltd..................................    61,833     199,721
    Barrett Business Services, Inc.......................    79,827   3,212,238
   *BlueLinx Holdings, Inc...............................   615,900   1,909,290
   #Briggs & Stratton Corp............................... 1,078,326  25,588,676
   *Builders FirstSource, Inc............................   553,704   3,471,724
   *CAI International, Inc...............................    29,832     748,187
   *Casella Waste Systems, Inc. Class A..................    14,929      67,778
   *CBIZ, Inc............................................   135,652     822,051
    CDI Corp.............................................   394,411   6,712,875
    CECO Environmental Corp..............................   120,710   1,335,053
   *Champion Industries, Inc.............................   359,015      39,492
   #Chicago Rivet & Machine Co...........................    28,248     581,061
    Comfort Systems USA, Inc.............................    19,564     252,571
   *Commercial Vehicle Group, Inc........................    12,515     101,246
    CompX International, Inc.............................    67,191     907,078
   *Consolidated Graphics, Inc...........................   152,214   5,575,599
    Courier Corp.........................................    65,087     788,204
   *Covenant Transportation Group, Inc. Class A..........   200,797   1,267,029
   *CPI Aerostructures, Inc..............................     6,457      72,835
   *CRA International, Inc...............................    65,831   1,223,798
    Curtiss-Wright Corp..................................   518,762  18,493,865
   *Dolan Co. (The)......................................   244,492     858,167
   *Ducommun, Inc........................................   303,659   4,867,654
   *Dycom Industries, Inc................................   453,420   9,512,752
   *Eagle Bulk Shipping, Inc.............................   441,859     910,230
    Eastern Co. (The)....................................    69,790   1,091,516
    Ecology & Environment, Inc. Class A..................    35,051     452,158
    Encore Wire Corp.....................................   262,716   8,569,796
   *Energy Recovery, Inc.................................    27,016     100,770
   *EnergySolutions, Inc................................. 1,471,863   5,637,235
   *EnerSys, Inc.........................................   203,333   8,322,420
   *Engility Holdings, Inc...............................    17,377     334,507
    Ennis, Inc...........................................   754,208  11,773,187
    ESCO Technologies, Inc...............................    52,052   2,142,981
   *Esterline Technologies Corp.......................... 1,108,531  73,595,373
   *Federal Signal Corp..................................   982,704   7,900,940
   *Franklin Covey Co....................................   213,063   2,957,314
    FreightCar America, Inc..............................     6,394     158,507
   *Frozen Food Express Industries.......................   425,858     472,702
  #*FTI Consulting, Inc..................................   119,702   3,890,315
    G & K Services, Inc. Class A.........................   601,102  24,068,124
    GATX Corp............................................ 1,687,418  79,899,242
  #*Genco Shipping & Trading, Ltd........................ 1,041,595   3,478,927
   *Gencor Industries, Inc...............................    35,002     258,665
   *General Cable Corp................................... 1,211,119  40,717,821
   #Geo Group, Inc. (The)................................   819,064  26,717,868
   *GeoEye, Inc..........................................    18,953     679,086
   *Gibraltar Industries, Inc............................   839,493  14,581,993
   *GP Strategies Corp...................................   158,520   3,392,328
   *GrafTech International, Ltd..........................   151,088   1,450,445
    Granite Construction, Inc............................   267,815   9,737,753
    Great Lakes Dredge & Dock Corp....................... 1,219,171  11,435,824
   *Greenbrier Cos., Inc.................................   593,434  11,827,140
    Griffon Corp......................................... 1,454,054  17,157,837
    H&E Equipment Services, Inc..........................   361,827   6,976,025
    Hardinge, Inc........................................   244,250   2,755,140
   *Hawaiian Holdings, Inc...............................   128,012     738,629

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
   *Hill International, Inc..............................    44,925 $   153,194
   *Hudson Global, Inc...................................   387,411   1,863,447
   *Hurco Cos., Inc......................................   124,510   3,695,457
    Hyster-Yale Materials Handling, Inc..................   301,240  15,116,223
   *ICF International, Inc...............................    61,472   1,407,094
   *Innotrac Corp........................................   111,236     361,517
    Insteel Industries, Inc..............................   197,302   2,991,098
   *Integrated Electrical Services, Inc..................       900       4,365
   *Intelligent Systems Corp.............................    27,446      38,013
    International Shipholding Corp.......................   220,292   4,207,577
    Intersections, Inc...................................   163,724   1,699,455
  #*JetBlue Airways Corp................................. 9,409,275  54,667,888
   *JPS Industries, Inc..................................    42,199     292,017
   *Kadant, Inc..........................................   409,129  10,993,296
    KAR Auction Services, Inc............................    14,824     316,196
    Kelly Services, Inc. Class A.........................   877,202  13,982,600
    Kelly Services, Inc. Class B.........................       567       9,333
   *Key Technology, Inc..................................    10,099     124,218
    Kimball International, Inc. Class B..................   756,920   8,174,736
   *Korn/Ferry International.............................   115,698   1,987,692
   *Kratos Defense & Security Solutions, Inc.............    67,078     295,814
    L.B. Foster Co. Class A..............................    42,564   1,843,447
    L.S. Starrett Co. Class A (The)......................   183,253   1,979,132
    Lawson Products, Inc.................................   201,534   2,212,843
   *Layne Christensen Co.................................   491,573  11,143,960
   *LMI Aerospace, Inc...................................    83,903   1,854,256
    LSI Industries, Inc..................................   196,217   1,420,611
   *Lydall, Inc..........................................   417,771   6,383,541
   *Magnetek, Inc........................................    34,502     457,497
    Marten Transport, Ltd................................   542,595  11,047,234
   #Mastech Holdings, Inc................................    46,984     357,078
   *Matson, Inc..........................................   956,348  26,213,499
    McGrath RentCorp.....................................    70,887   2,118,812
   *Meritor, Inc.........................................    76,805     350,231
   *Metalico, Inc........................................   143,374     276,712
   *MFRI, Inc............................................   204,452   1,241,024
    Michael Baker Corp...................................    40,435   1,038,775
    Miller Industries, Inc...............................   295,316   4,512,428
   *Mobile Mini, Inc..................................... 1,118,365  26,840,760
   *Moog, Inc. Class A...................................    38,132   1,670,182
   *Mueller Water Products, Inc. Class A................. 3,721,812  21,995,909
    Multi-Color Corp.....................................    18,644     446,710
   *National Patent Development Corp.....................   128,870     315,732
   *National Technical Systems, Inc......................   150,745   1,202,945
   *Navigant Consulting, Inc.............................   393,969   4,542,463
   #NL Industries, Inc...................................   170,882   2,211,213
   *NN, Inc..............................................   480,489   4,449,328
   *Northwest Pipe Co....................................   241,803   5,960,444
  #*Ocean Power Technologies, Inc........................    88,447     188,392
   *On Assignment, Inc...................................   178,069   4,353,787
   *Orbital Sciences Corp................................    25,564     375,791
   *Orion Energy Systems, Inc............................    51,318     104,176
   *Orion Marine Group, Inc..............................    73,895     576,381
   *Oshkosh Corp.........................................   163,226   6,395,195
    P.A.M. Transportation Services, Inc..................   150,056   1,416,529
   *Park-Ohio Holdings Corp..............................   119,900   2,894,386
   *Patrick Industries, Inc..............................   125,616   2,067,639
   *Patriot Transportation Holding, Inc..................     7,369     189,899
   *PGT, Inc.............................................    80,347     393,700
    Pike Electric Corp...................................   149,772   1,557,629
   *Plug Power, Inc......................................    10,100       4,646

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Industrials -- (Continued)
   *PowerSecure International, Inc....................   296,322 $    2,575,038
    Preformed Line Products Co........................    44,160      2,979,917
    Providence & Worcester Railroad Co................    88,450      1,415,200
   #Quad/Graphics, Inc................................   145,022      3,146,977
   *Quality Distribution, Inc.........................   163,933      1,214,744
    RCM Technologies, Inc.............................   215,529      1,191,875
  #*Republic Airways Holdings, Inc.................... 1,506,179     12,636,842
    Resources Connection, Inc.........................     1,400         17,094
   *Rush Enterprises, Inc. Class A....................   832,660     19,700,736
   *Rush Enterprises, Inc. Class B....................   332,305      6,503,209
   *Saia, Inc.........................................   427,241     11,082,632
    Schawk, Inc.......................................   118,774      1,525,058
    Seaboard Corp.....................................    18,588     50,249,126
    Servotronics, Inc.................................    15,025        124,708
    SIFCO Industries, Inc.............................    68,152      1,054,993
    SkyWest, Inc...................................... 1,622,423     20,507,427
    SL Industries, Inc................................    28,931        505,714
   *Sparton Corp......................................   311,191      4,736,327
    Standex International Corp........................   226,700     12,842,555
   *Sterling Construction Co., Inc....................   168,348      1,725,567
   *Supreme Industries, Inc. Class A..................   168,512        636,975
   *SYKES Enterprises, Inc............................   124,033      1,996,931
    Sypris Solutions, Inc.............................   278,004      1,150,937
   *Tecumseh Products Co. Class A.....................   409,492      2,911,488
   *Tecumseh Products Co. Class B.....................    59,184        429,084
  #*Titan Machinery, Inc..............................       910         26,308
   *Transcat, Inc.....................................    58,439        396,216
   *TRC Cos., Inc.....................................   316,913      1,891,971
    Trinity Industries, Inc...........................   814,467     32,334,340
   *Tufco Technologies, Inc...........................    35,571        177,855
   *Tutor Perini Corp................................. 1,069,920     17,749,973
   #Twin Disc, Inc....................................    77,295      1,772,374
   *Ultralife Corp....................................   140,452        452,255
    UniFirst Corp.....................................   152,319     12,450,555
    Universal Forest Products, Inc....................   610,289     24,808,248
   *Universal Power Group, Inc........................     4,455          8,286
   *Universal Security Instruments, Inc...............    34,941        145,005
   *USA Truck, Inc....................................   304,826      1,511,937
   *Versar, Inc.......................................    44,403        188,713
    Viad Corp.........................................   461,626     12,888,598
   *Virco Manufacturing Corp..........................    37,692        100,638
   *Volt Information Sciences, Inc....................   534,473      4,227,681
    VSE Corp..........................................     5,654        135,753
    Watts Water Technologies, Inc. Class A............   644,329     29,703,567
  #*Willdan Group, Inc................................    38,985         81,868
   *Willis Lease Finance Corp.........................   294,405      4,336,586
                                                                 --------------
Total Industrials.....................................            1,335,381,527
                                                                 --------------
Information Technology -- (11.9%)
   *ADDvantage Technologies Group, Inc................     4,523          9,589
   *Advanced Energy Industries, Inc...................   125,565      1,927,423
   *Aehr Test Systems.................................    54,035         48,145
   *Aetrium, Inc......................................   125,600         79,128
   *Agilysys, Inc.....................................   502,038      4,272,343
   *Alpha & Omega Semiconductor, Ltd..................   335,775      2,723,135
  #*Amkor Technology, Inc.............................   559,650      2,591,180
   *ANADIGICS, Inc....................................   256,110        660,764
   *Analysts International Corp.......................    20,689         75,308
   *Anaren, Inc.......................................   224,757      4,398,494
   *AOL, Inc..........................................   482,950     14,802,418
   *Arris Group, Inc..................................   667,130     11,020,988

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
  #*AsiaInfo-Linkage, Inc................................    66,398 $   729,050
    Astro-Med, Inc.......................................   167,804   1,684,752
   *ATMI, Inc............................................    96,545   1,970,483
   *Autobytel, Inc.......................................    55,623     227,498
   *Aviat Networks, Inc.................................. 1,082,599   4,059,746
   *Avid Technology, Inc.................................   938,910   6,947,934
    AVX Corp.............................................    31,109     354,332
    Aware, Inc...........................................   660,227   3,802,908
   *Axcelis Technologies, Inc............................   376,532     508,318
   *AXT, Inc.............................................   190,155     528,631
    Bel Fuse, Inc. Class A...............................    14,272     235,345
    Bel Fuse, Inc. Class B...............................   156,565   2,916,806
   *Benchmark Electronics, Inc........................... 2,299,623  40,381,380
    Black Box Corp.......................................   510,256  11,955,298
   *Blonder Tongue Laboratories, Inc.....................    19,745      26,063
   *Blucora, Inc.........................................   870,316  12,932,896
    Bogen Communications International, Inc..............    43,300      91,146
  o*Bogen Corp...........................................    43,300          --
   *BroadVision, Inc.....................................    17,915     149,411
    Brooks Automation, Inc............................... 2,036,459  19,061,256
   *Bsquare Corp.........................................    74,978     262,423
   *BTU International, Inc...............................    17,638      53,796
  #*CACI International, Inc. Class A.....................   756,111  40,550,233
   *CalAmp Corp..........................................   196,449   1,681,603
   *Cascade Microtech, Inc...............................   336,101   2,514,035
   *Checkpoint Systems, Inc..............................   309,635   3,734,198
   *Chyron International Corp............................    51,176      51,176
   *CIBER, Inc........................................... 2,032,883   6,871,145
   *Cinedigm Digital Cinema Corp. Class A................   205,377     318,334
   *Clearfield, Inc......................................    44,712     235,185
  #*Cogo Group, Inc......................................    19,892      47,343
   *Coherent, Inc........................................   553,349  30,661,068
    Cohu, Inc............................................   711,379   7,455,252
 o#*Commerce One LLC.....................................    55,600          --
    Communications Systems, Inc..........................   153,092   1,705,445
   *Computer Task Group, Inc.............................   129,060   2,470,208
    Comtech Telecommunications Corp......................   527,830  13,987,495
    Concurrent Computer Corp.............................   137,792     901,160
    Convergys Corp....................................... 3,909,664  66,542,481
   *CoreLogic, Inc.......................................   147,875   3,880,240
    CSP, Inc.............................................   125,308     784,428
    CTS Corp............................................. 1,225,517  12,193,894
   *CyberOptics Corp.....................................   237,710   1,775,694
   *Data I/O Corp........................................    74,290     127,036
   *Dataram Corp.........................................    36,711      15,786
   *Digi International, Inc..............................   707,711   6,935,568
    Digimarc Corp........................................    30,810     659,642
   *Digital River, Inc...................................   116,759   1,695,341
   *Diodes, Inc..........................................     2,454      46,675
  #*Document Security Systems, Inc.......................    15,657      37,733
   *Dot Hill Systems Corp................................   388,477     450,633
   *DSP Group, Inc.......................................   544,920   3,574,675
   *Dynamics Research Corp...............................    54,334     372,731
    EarthLink, Inc....................................... 2,673,607  18,180,528
   *EchoStar Corp. Class A...............................    14,379     523,108
   *Edgewater Technology, Inc............................   298,591   1,239,153
    Electro Rent Corp....................................   545,049   8,437,359
    Electro Scientific Industries, Inc...................   898,432   9,703,066
   *Electronics for Imaging, Inc.........................   973,187  22,013,490
  #*EMCORE Corp..........................................    46,627     280,695
   *Emulex Corp..........................................   558,705   4,268,506

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    EPIQ Systems, Inc....................................   231,504 $ 2,856,759
    ePlus, Inc...........................................   272,485  12,695,076
   *Exar Corp............................................ 1,071,793  11,243,109
   *Fairchild Semiconductor International, Inc........... 2,766,248  40,857,483
   *FormFactor, Inc......................................   711,679   3,558,395
    Frequency Electronics, Inc...........................   218,323   2,004,205
   *Giga-tronics, Inc....................................    10,700      17,869
   *GigOptix, Inc........................................    21,536      31,443
   *Global Cash Access Holdings, Inc.....................    31,959     241,290
   *Globecomm Systems, Inc...............................   304,027   3,769,935
   *GSE Systems, Inc.....................................    19,348      39,470
   *GSI Technology, Inc..................................     4,562      30,337
    Hackett Group, Inc. (The)............................   192,050     825,815
   *Harmonic, Inc........................................   177,595     928,822
   *Hauppauge Digital, Inc...............................    77,001      59,291
  #*Hutchinson Technology, Inc...........................   662,184   1,847,493
   *I.D. Systems, Inc....................................   153,839     850,730
   *Identive Group, Inc..................................   104,300     140,805
   *iGo, Inc.............................................   325,750      87,952
   *Ikanos Communications, Inc...........................   128,006     232,971
   *Imation Corp......................................... 1,420,177   5,268,857
   *Insight Enterprises, Inc.............................   906,949  17,776,200
   *Integrated Silicon Solution, Inc.....................   360,493   3,377,819
   *Intellicheck Mobilisa, Inc...........................    54,404      39,171
   *Intermec, Inc........................................    64,245     634,741
   *Internap Network Services Corp.......................   595,572   4,710,975
  #*International Rectifier Corp.........................   619,245  12,069,085
    Internet Patents Corp................................    16,755      63,166
   *Interphase Corp......................................    78,699     196,748
    Intersil Corp. Class A...............................   293,713   2,540,617
   *Intevac, Inc.........................................   152,246     640,956
   *IntraLinks Holdings, Inc.............................    90,468     585,328
   *IntriCon Corp........................................    44,161     207,557
   *iPass, Inc...........................................   220,932     466,167
   *Iteris, Inc..........................................   107,467     175,171
    IXYS Corp............................................    16,336     157,479
   *Kemet Corp...........................................    52,176     300,534
   *Key Tronic Corp......................................   349,613   3,366,773
    Keynote Systems, Inc.................................   408,542   6,373,255
   *Lattice Semiconductor Corp...........................   574,791   2,557,820
    Lexmark International, Inc. Class A..................     1,308      31,470
   *LGL Group, Inc. (The)................................     8,402      44,195
   *Limelight Networks, Inc..............................   175,015     413,035
   *Lionbridge Technologies, Inc.........................   180,085     718,539
   *LoJack Corp..........................................   140,526     453,899
    Loral Space & Communications, Inc....................    88,468   5,192,187
   *Management Network Group, Inc........................    10,673      29,884
    ManTech International Corp. Class A..................   126,553   3,122,063
   #Marchex, Inc. Class B................................   255,488     950,415
   *Market Leader, Inc...................................    25,872     196,110
   *Measurement Specialties, Inc.........................     3,002     105,971
   *MEMSIC, Inc..........................................    65,387     221,662
   *Mercury Systems, Inc.................................    19,479     143,171
    Methode Electronics, Inc.............................   787,880   7,579,406
   #MKS Instruments, Inc................................. 1,289,952  35,860,666
   *ModusLink Global Solutions, Inc......................   838,727   2,440,696
   *Monster Worldwide, Inc...............................   946,345   5,488,801
   *MoSys, Inc...........................................   144,081     518,692
   *Multi-Fineline Electronix, Inc.......................       427       6,821
   *NAPCO Security Technologies, Inc.....................    42,075     151,891
   *NCI, Inc. Class A....................................     1,431       7,527

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Information Technology -- (Continued)
   *NeoPhotonics Corp...................................     6,714 $    38,874
   *Newport Corp........................................ 1,093,328  15,765,790
   *Novatel Wireless, Inc...............................   147,223     276,779
   *Numerex Corp. Class A...............................    89,013   1,104,651
  #*Oclaro, Inc.........................................   318,679     516,260
   *Official Payments Holdings, Inc.....................   339,826   2,110,319
   *OmniVision Technologies, Inc........................ 1,104,288  16,972,907
   *Omtool, Ltd.........................................    16,864      64,926
   *Online Resources Corp...............................   770,612   2,936,032
   *Oplink Communications, Inc..........................   127,712   2,151,947
    Optical Cable Corp..................................   169,845     708,254
   *PAR Technology Corp.................................   147,203     653,581
    PC Connection, Inc..................................   869,589  10,739,424
   *PCM, Inc............................................   204,946   1,366,990
    PC-Tel, Inc.........................................   613,025   4,548,646
   *PDF Solutions, Inc..................................   259,280   3,894,386
    Perceptron, Inc.....................................   191,886   1,412,281
   *Performance Technologies, Inc.......................   289,576     280,889
   *Pericom Semiconductor Corp..........................   527,494   3,729,383
   *Pervasive Software, Inc.............................   423,799   3,877,761
   *Photronics, Inc..................................... 1,712,316  10,256,773
   *Planar Systems, Inc.................................   427,186     739,032
   *Power-One, Inc......................................    11,954      48,055
   *Qualstar Corp.......................................   379,283     606,853
   *QuinStreet, Inc.....................................    14,037      79,169
   *Radisys Corp........................................   223,576     871,946
   *Rainmaker Systems, Inc..............................   185,058     146,159
   *RealNetworks, Inc...................................   649,011   4,971,424
   *Reis, Inc...........................................   332,636   4,859,812
   *Relm Wireless Corp..................................   130,663     216,901
    RF Industries, Ltd..................................    63,374     346,022
    Richardson Electronics, Ltd.........................   438,758   5,317,747
    Rimage Corp.........................................    35,376     245,509
   *Rofin-Sinar Technologies, Inc.......................    16,561     424,458
   *Rovi Corp...........................................    50,757     877,589
  #*Rubicon Technology, Inc.............................    70,214     471,838
   *Saba Software, Inc..................................    31,838     294,820
   *Sanmina Corp........................................   287,864   2,740,465
   *ScanSource, Inc.....................................     5,700     165,642
   *SeaChange International, Inc........................   538,774   6,007,330
   *Selectica, Inc......................................     3,912      32,743
  #*Sevcon, Inc.........................................     2,400       8,544
   *Sigma Designs, Inc..................................   725,550   3,874,437
   *Sigmatron International, Inc........................    16,500      84,975
   *Smith Micro Software, Inc...........................     6,955      10,432
    Soundbite Communications, Inc.......................    20,972      61,029
   *Spansion, Inc. Class A..............................    28,985     333,328
   *StarTek, Inc........................................   233,235   1,005,243
  #*SunPower Corp.......................................   227,639   1,773,308
    Supertex, Inc.......................................    14,017     268,005
   *Support.com, Inc....................................   814,775   3,397,612
   *Sycamore Networks, Inc..............................   738,681   1,698,966
   *Symmetricom, Inc....................................   344,506   1,856,887
   *SYNNEX Corp......................................... 1,126,367  40,492,894
   *Tech Data Corp......................................   723,068  36,811,392
   *TechTarget, Inc.....................................   382,139   1,941,266
   *TeleCommunication Systems, Inc. Class A.............   867,456   1,960,451
    Tellabs, Inc........................................ 2,085,929   4,755,918
    Telular Corp........................................   363,076   4,026,513
    Tessco Technologies, Inc............................    82,223   1,837,684
    Tessera Technologies, Inc...........................   426,035   7,476,914

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
    TheStreet, Inc......................................   448,913 $    731,728
   *Trio-Tech International.............................    39,533       78,671
   *TriQuint Semiconductor, Inc......................... 2,154,399   11,310,595
    TSR, Inc............................................     1,145        3,721
   *TTM Technologies, Inc...............................   350,531    2,793,732
   *Ultra Clean Holdings................................   155,118      870,212
    United Online, Inc.................................. 1,430,666    9,499,622
   *UTStarcom Holdings Corp.............................   430,187      421,583
   *Vicon Industries, Inc...............................   102,175      280,981
   *Video Display Corp..................................     5,282       19,808
  #*Vishay Intertechnology, Inc......................... 3,752,120   41,235,799
   *Vishay Precision Group, Inc.........................   253,556    3,344,404
   *Westell Technologies, Inc. Class A..................    71,180      130,259
   *Wireless Ronin Technologies, Inc....................    15,593       29,159
   *Wireless Telecom Group, Inc.........................   129,294      166,789
   *WPCS International, Inc.............................    37,280       17,149
    Xyratex, Ltd........................................    44,393      412,855
   *Zygo Corp...........................................   405,632    6,453,605
                                                                   ------------
Total Information Technology............................            940,262,336
                                                                   ------------
Materials -- (8.0%)
    A. Schulman, Inc....................................   604,023   19,419,339
  #*A.M. Castle & Co....................................   602,167   10,146,514
   *American Biltrite, Inc..............................       110       52,250
   *American Pacific Corp...............................   148,845    2,929,270
   #Axiall Corp.........................................   333,066   18,711,648
    Boise, Inc.......................................... 3,252,612   26,834,049
   *Buckeye Technologies, Inc...........................   610,644   17,556,015
   *Century Aluminum Co................................. 2,353,791   20,266,141
    Chase Corp..........................................     1,380       25,972
   *Coeur d'Alene Mines Corp............................ 1,819,945   39,492,806
    Commercial Metals Co................................   655,727   10,917,855
   *Continental Materials Corp..........................    13,260      228,868
   *Core Molding Technologies, Inc......................   100,454      708,201
   *Ferro Corp..........................................   133,773      682,242
    Friedman Industries, Inc............................   176,172    1,932,607
   *Golden Minerals Co..................................    12,380       42,959
   *Graphic Packaging Holding Co........................ 5,789,957   40,587,599
   *Headwaters, Inc..................................... 1,126,696   10,545,875
   #Hecla Mining Co.....................................   329,601    1,730,405
   *Horsehead Holding Corp..............................   475,015    4,731,149
    Kaiser Aluminum Corp................................   621,436   38,628,462
    KapStone Paper & Packaging Corp.....................   139,183    3,340,392
   *Landec Corp.........................................   669,931    7,905,186
   *Louisiana-Pacific Corp.............................. 5,071,045   98,530,404
   *Material Sciences Corp..............................   216,679    2,140,789
    Materion Corp.......................................    37,556    1,010,256
   *McEwen Mining, Inc..................................   445,031    1,392,947
   *Mercer International, Inc...........................   448,049    3,131,863
  #*Mines Management, Inc...............................   118,526      136,305
   *Mod-Pac Corp........................................    58,115      407,677
    Myers Industries, Inc...............................   564,524    8,343,665
    Noranda Aluminum Holding Corp.......................    55,666      327,873
   *Northern Technologies International Corp............     3,305       44,254
    Olympic Steel, Inc..................................   282,384    5,932,888
   *OM Group, Inc.......................................   984,742   27,198,574
    P.H. Glatfelter Co.................................. 1,133,716   21,064,443
   *Penford Corp........................................   265,809    2,179,634
  #*PolyOne Corp........................................   617,222   13,480,128
   *Resolute Forest Products............................    38,350      523,094
   *RTI International Metals, Inc.......................   961,127   27,296,007

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Materials -- (Continued)
    Schnitzer Steel Industries, Inc. Class A..........   416,227 $   12,103,881
   *Spartech Corp.....................................   809,601      7,715,498
  #*Stillwater Mining Co..............................   149,001      2,005,553
   *SunCoke Energy, Inc...............................    22,902        379,715
    Synalloy Corp.....................................    38,452        546,403
  #*Texas Industries, Inc.............................    75,570      4,295,399
    Tredegar Corp..................................... 1,205,552     27,498,641
   *Universal Stainless & Alloy Products, Inc.........   126,901      4,534,173
    Vulcan International Corp.........................    11,100        323,010
    Wausau Paper Corp.................................   369,974      3,577,649
   *Webco Industries, Inc.............................     9,290      1,145,457
    Westlake Chemical Corp............................   835,221     76,723,401
  #*Zoltek Cos., Inc..................................   830,698      6,770,189
                                                                 --------------
Total Materials.......................................              638,175,574
                                                                 --------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.....................     4,900             --
  o*Big 4 Ranch, Inc..................................    73,300             --
  o*Concord Camera Corp. Escrow Shares................    95,952             --
  o*Entorian Technologies, Inc. Escrow Shares.........    34,332             --
  o*First Bank of Delaware Escrow Shares..............    70,003         79,103
 o#*Gerber Scientific, Inc. Escrow Share..............   525,910             --
  o*Petrocorp, Inc. Escrow Shares.....................   102,600          6,156
  o*Price Communications Liquidation Trust............ 1,498,306             --
  o*Voyager Learning Co. Escrow Shares................   103,000             --
                                                                 --------------
Total Other...........................................                   85,259
                                                                 --------------
Telecommunication Services -- (0.3%)
  #*Cincinnati Bell, Inc..............................   851,428      4,044,283
   *General Communications, Inc. Class A..............    24,963        212,435
   *Hawaiian Telcom Holdco, Inc.......................     2,903         58,118
    IDT Corp. Class B.................................    19,306        197,307
   *Iridium Communications, Inc....................... 1,223,081      8,561,567
  #*Leap Wireless International, Inc..................   978,534      5,655,927
  #*NII Holdings, Inc.................................   272,063      1,904,441
   *ORBCOMM, Inc...................................... 1,052,647      4,442,170
    Shenandoah Telecommunications Co..................        67            982
    USA Mobility, Inc.................................    54,783        633,291
                                                                 --------------
Total Telecommunication Services......................               25,710,521
                                                                 --------------
Utilities -- (0.1%)
    Consolidated Water Co., Ltd.......................    84,796        758,076
  #*Dynegy, Inc.......................................     3,985         79,700
    Genie Energy, Ltd. Class B........................    31,652        225,995
   *NRG Energy, Inc...................................   130,628      3,135,072
   #Ormat Technologies, Inc...........................   171,950      3,655,657
    SJW Corp..........................................    16,389        444,470
   *Synthesis Energy Systems, Inc.....................     1,263          1,403
                                                                 --------------
Total Utilities                                                       8,300,373
                                                                 --------------
TOTAL COMMON STOCKS                                               7,492,901,079
                                                                 --------------

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                      SHARES        VALUE+
                                                    ----------- --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Corp. Contingent Value Rights.....      45,703 $           --
  o*Capital Bank Financial Corp. Contingent Value
   Rights..........................................     226,834         49,903
  o*CSF Holding, Inc. Litigation Rights............      40,500             --
  o*CVR Energy, Inc. Contingent Value Rights.......   1,072,209             --
   *Dynegy, Inc. Warrants 10/02/17.................      56,482         66,084
 o#*PhotoMedex, Inc. Contingent Value Warrants.....      10,016             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17..      24,689             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17..      24,689             --
                                                                --------------
TOTAL RIGHTS/WARRANTS                                                  115,987
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds TempCash Portfolio
      - Institutional Shares.......................  30,054,859     30,054,859
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (5.0%)
  (S)@DFA Short Term Investment Fund...............  33,836,311    391,486,117
     @Repurchase Agreement, JPMorgan Securities
      LLC 0.20%, 02/01/13 (Collateralized by
      $2,876,133 FNMA, rates ranging from
      2.100%(r) to 6.163%(r), maturities ranging
      from 01/01/23 to 10/01/42, valued at
      $2,883,289) to be repurchased at $2,792,372.. $     2,792      2,792,356
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                394,278,473
                                                                --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $6,476,931,951)^^                                       $7,917,350,398
                                                                ==============

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $1,249,964,994           --   --    $1,249,964,994
   Consumer Staples...........    307,340,602           --   --       307,340,602
   Energy.....................    722,591,516 $    825,488   --       723,417,004
   Financials.................  1,933,572,526           --   --     1,933,572,526
   Health Care................    328,399,270    2,291,093   --       330,690,363
   Industrials................  1,334,756,602      624,925   --     1,335,381,527
   Information Technology.....    940,262,336           --   --       940,262,336
   Materials..................    638,175,574           --   --       638,175,574
   Other......................             --       85,259   --            85,259
   Telecommunication Services.     25,710,521           --   --        25,710,521
   Utilities..................      8,300,373           --   --         8,300,373
Rights/Warrants...............         66,084       49,903   --           115,987
Temporary Cash Investments....     30,054,859           --   --        30,054,859
Securities Lending Collateral.             --  394,278,473   --       394,278,473
                               -------------- ------------   --    --------------
TOTAL......................... $7,519,195,257 $398,155,141   --    $7,917,350,398
                               ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                         U.S. CORE EQUITY 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (13.2%)
   *1-800-FLOWERS.COM, Inc. Class A.......................  23,470 $    94,349
    A.H. Belo Corp. Class A...............................  15,518      81,935
    Aaron's, Inc..........................................  66,010   1,957,197
    Abercrombie & Fitch Co. Class A.......................  53,569   2,678,450
   *Advance Auto Parts, Inc...............................  19,100   1,404,232
   *Aeropostale, Inc......................................  51,002     690,057
   *AFC Enterprises, Inc..................................   9,824     285,485
   *Amazon.com, Inc.......................................  78,586  20,864,583
    Ambassadors Group, Inc................................   8,122      40,041
   *AMC Networks, Inc. Class A............................  41,172   2,345,569
    Amcon Distributing Co.................................     247      18,000
   *American Apparel, Inc.................................     769       1,092
   *American Eagle Outfitters, Inc........................ 136,116   2,750,904
   #American Greetings Corp. Class A......................   9,000     144,000
  #*American Public Education, Inc........................  12,296     473,765
   *America's Car-Mart, Inc...............................   7,410     295,066
    Ameristar Casinos, Inc................................  28,128     745,392
   *ANN, Inc..............................................  33,480   1,032,523
   *Apollo Group, Inc. Class A............................  28,534     576,957
    Arbitron, Inc.........................................   9,206     431,761
   *Arctic Cat, Inc.......................................   9,061     327,465
    Ark Restaurants Corp..................................   2,510      44,051
   *Asbury Automotive Group, Inc..........................  20,677     735,274
   *Ascena Retail Group, Inc.............................. 108,138   1,832,939
   *Ascent Capital Group, Inc. Class A....................  11,337     722,280
   #Autoliv, Inc..........................................  58,158   3,826,796
  #*AutoNation, Inc.......................................  50,529   2,450,657
   *AutoZone, Inc.........................................   8,152   3,013,794
   *Ballantyne Strong, Inc................................  10,077      36,076
   *Bally Technologies, Inc...............................  27,844   1,340,967
  #*Barnes & Noble, Inc...................................  49,793     664,239
    Bassett Furniture Industries, Inc.....................   7,766     108,103
    Beasley Broadcast Group, Inc. Class A.................   3,374      17,005
   *Beazer Homes USA, Inc.................................  11,219     211,142
    bebe stores, Inc......................................  63,843     266,864
   *Bed Bath & Beyond, Inc................................  60,100   3,527,870
    Belo Corp. Class A....................................  80,343     680,505
   #Best Buy Co., Inc..................................... 199,785   3,248,504
    Big 5 Sporting Goods Corp.............................  18,506     256,678
  #*Big Lots, Inc.........................................  41,331   1,328,792
   *Biglari Holdings, Inc.................................   1,185     437,123
   *BJ's Restaurants, Inc.................................  16,943     541,668
   *Blue Nile, Inc........................................   3,510     117,550
   *Bluegreen Corp........................................  17,859     171,446
   #Blyth, Inc............................................  11,136     156,015
    Bob Evans Farms, Inc..................................  24,333   1,077,222
   *Body Central Corp.....................................   5,937      47,199
   #Bon-Ton Stores, Inc. (The)............................  13,310     167,041
  #*Books-A-Million, Inc..................................   9,373      22,964
   *BorgWarner, Inc.......................................  32,042   2,376,876
    Bowl America, Inc. Class A............................   1,576      20,149
  #*Boyd Gaming Corp......................................  47,548     333,311
   *Bravo Brio Restaurant Group, Inc......................  12,284     183,032
   *Bridgepoint Education, Inc............................  31,017     327,229
    Brinker International, Inc............................  46,426   1,519,987
    Brown Shoe Co., Inc...................................  37,192     641,190
    Brunswick Corp........................................  34,693   1,254,499
  #*Buckle, Inc. (The)....................................  22,683   1,061,111

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Buffalo Wild Wings, Inc...............................  12,755 $   938,130
   *Build-A-Bear Workshop, Inc............................  12,106      49,635
   *Cabela's, Inc.........................................  51,682   2,667,825
    Cablevision Systems Corp. Class A..................... 143,695   2,103,695
   *Cache, Inc............................................   9,155      22,613
    Callaway Golf Co......................................  60,230     395,109
   *Cambium Learning Group, Inc...........................  45,231      56,991
    Canterbury Park Holding Corp..........................   2,402      25,797
   *Capella Education Co..................................   8,405     229,625
   *Career Education Corp.................................  48,935     169,315
   *CarMax, Inc...........................................  73,258   2,887,830
   *Carmike Cinemas, Inc..................................  11,059     176,391
    Carnival Corp......................................... 134,007   5,188,751
    Carriage Services, Inc................................  12,876     180,006
   *Carrols Restaurant Group, Inc.........................  15,148      94,978
   *Carter's, Inc.........................................  40,583   2,444,314
   *Casual Male Retail Group, Inc.........................  37,448     171,886
   *Cato Corp. Class A (The)..............................  23,890     658,647
   *Cavco Industries, Inc.................................   5,893     305,611
    CBS Corp. Class A.....................................   9,684     403,532
    CBS Corp. Class B..................................... 181,835   7,586,156
    CEC Entertainment, Inc................................  11,385     375,250
   *Central European Media Enterprises, Ltd. Class A......  30,475     180,107
   *Charles & Colvard, Ltd................................  12,144      46,633
   *Charter Communications, Inc. Class A..................  19,359   1,509,421
  #*Cheesecake Factory, Inc. (The)........................  36,826   1,221,150
   *Cherokee, Inc.........................................   2,552      36,060
   *Chico's FAS, Inc...................................... 116,076   2,081,243
   *Children's Place Retail Stores, Inc. (The)............  20,001     996,850
   *Chipotle Mexican Grill, Inc...........................  10,500   3,223,605
   #Choice Hotels International, Inc......................  39,645   1,428,806
   *Christopher & Banks Corp..............................  19,052     118,122
   *Chromcraft Revington, Inc.............................   2,232       1,562
    Churchill Downs, Inc..................................  15,099     976,301
   *Cinemark Holdings, Inc................................  76,294   2,146,913
   *Citi Trends, Inc......................................  12,429     160,831
   *Clear Channel Outdoor Holdings, Inc. Class A..........  30,501     228,758
   *Coach, Inc............................................  54,357   2,772,207
   *Coast Distribution System, Inc. (The).................     890       1,869
   *Cobra Electronics Corp................................   4,559      18,464
  #*Coinstar, Inc.........................................  20,260   1,030,829
  #*Coldwater Creek, Inc..................................   1,758       6,663
   #Collectors Universe, Inc..............................   3,602      43,332
   #Columbia Sportswear Co................................  29,423   1,503,221
    Comcast Corp. Class A................................. 634,102  24,146,604
    Comcast Corp. Special Class A......................... 168,043   6,172,219
  #*Conn's, Inc...........................................  25,382     721,864
   *Cooper Tire & Rubber Co...............................  51,261   1,305,105
    Core-Mark Holding Co., Inc............................   9,861     494,332
   *Corinthian Colleges, Inc..............................  64,275     158,117
   *Cracker Barrel Old Country Store, Inc.................  16,379   1,061,687
   *Crocs, Inc............................................  58,033     862,370
  #*Crown Media Holdings, Inc. Class A....................  16,884      30,898
    CSS Industries, Inc...................................   2,658      60,363
    CTC Media, Inc........................................ 128,295   1,372,757
    Culp, Inc.............................................  10,140     177,450
   *Cumulus Media, Inc. Class A...........................  18,186      59,105
   *Cybex International, Inc..............................   3,946       9,944
    D.R. Horton, Inc...................................... 217,309   5,141,531
    Dana Holding Corp..................................... 127,230   2,045,858
   *Darden Restaurants, Inc...............................  43,224   2,009,916

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
  #*Deckers Outdoor Corp..................................  17,706 $  707,355
   *dELiA*s, Inc..........................................   2,914      3,001
   *Delta Apparel, Inc....................................   6,441     93,072
    Destination Maternity Corp............................   8,920    203,108
  #*DeVry, Inc............................................  45,801  1,152,811
 o#*DGSE Cos., Inc........................................   3,733     21,390
   *Dick's Sporting Goods, Inc............................  27,204  1,294,638
  #*Digital Generation, Inc...............................  22,641    226,636
    Dillard's, Inc. Class A...............................  38,048  3,211,632
   *DineEquity, Inc.......................................  15,384  1,127,032
   *DIRECTV............................................... 129,549  6,625,136
   *Discovery Communications, Inc. Class A................  29,660  2,057,811
   *Discovery Communications, Inc. Class B................   1,400     97,230
   *Discovery Communications, Inc. Class C................  20,654  1,315,866
   *DISH Network Corp. Class A............................  45,446  1,693,772
   *Dixie Group, Inc. (The)...............................   3,689     15,604
   *Dollar General Corp...................................  44,955  2,077,820
   *Dollar Tree, Inc......................................  74,410  2,975,656
    Domino's Pizza, Inc...................................  39,076  1,819,769
   *Dorman Products, Inc..................................  23,579    816,541
    Dover Downs Gaming & Entertainment, Inc...............   8,520     19,000
    Dover Motorsports, Inc................................   3,182      5,473
  #*DreamWorks Animation SKG, Inc. Class A................  60,417  1,051,860
   *Drew Industries, Inc..................................  15,356    562,337
   *DSW, Inc. Class A.....................................  24,036  1,608,729
    Dunkin' Brands Group, Inc.............................  72,272  2,638,651
   *E.W. Scripps Co. Class A (The)........................  36,789    404,311
  #*Education Management Corp.............................  52,147    225,797
    Educational Development Corp..........................   1,932      7,631
    Einstein Noah Restaurant Group, Inc...................  11,040    141,864
   *Emerson Radio Corp....................................  14,810     25,177
  #*Entercom Communications Corp. Class A.................  23,008    182,684
    Entravision Communications Corp. Class A..............  22,881     43,016
    Escalade, Inc.........................................   5,323     29,223
   *Ethan Allen Interiors, Inc............................  19,800    572,418
   *Ever-Glory International Group, Inc...................   1,700      3,502
   *Exide Technologies....................................  61,730    212,351
    Expedia, Inc..........................................  69,202  4,515,431
   *Express, Inc..........................................  28,849    530,245
  #*FAB Universal Corp....................................   5,042     16,992
   *Family Dollar Stores, Inc.............................  32,363  1,834,982
   *Famous Dave's of America, Inc.........................   3,905     36,551
   *Federal-Mogul Corp....................................  49,874    465,823
   *Fiesta Restaurant Group, Inc..........................  15,027    267,631
    Finish Line, Inc. Class A (The).......................  33,708    628,317
    Fisher Communications, Inc............................   4,158    147,526
  #*Flanigan's Enterprises, Inc...........................     300      2,327
    Flexsteel Industries, Inc.............................   3,267     76,644
    Foot Locker, Inc...................................... 107,787  3,702,483
   *Ford Motor Co......................................... 620,427  8,034,530
   *Fossil, Inc...........................................  23,852  2,518,294
    Fred's, Inc. Class A..................................  30,384    401,676
    Frisch's Restaurants, Inc.............................   2,853     52,124
   *Fuel Systems Solutions, Inc...........................  15,057    221,037
   *Full House Resorts, Inc...............................   8,200     26,404
   *Furniture Brands International, Inc...................  25,065     34,590
   *Gaiam, Inc. Class A...................................   8,701     28,452
   #GameStop Corp. Class A................................ 105,186  2,440,315
    Gaming Partners International Corp....................   4,515     34,314
    Gannett Co., Inc...................................... 190,576  3,741,007
    Gap, Inc. (The)....................................... 163,399  5,339,879

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  #*Garmin, Ltd...........................................  86,064 $ 3,260,965
   *Geeknet, Inc..........................................   3,235      49,560
   *General Motors Co..................................... 228,573   6,420,616
   *Genesco, Inc..........................................  16,431   1,024,144
    Gentex Corp...........................................  80,071   1,531,758
   *Gentherm, Inc.........................................  12,860     186,213
   *Genuine Parts Co......................................  43,317   2,946,856
   *G-III Apparel Group, Ltd..............................  17,085     613,181
   *Global Sources, Ltd...................................  11,411      93,570
   *GNC Holdings, Inc. Class A............................  34,007   1,222,212
   *Goodyear Tire & Rubber Co. (The)...................... 149,359   2,055,180
   *Gordmans Stores, Inc..................................   7,385      88,177
  #*Grand Canyon Education, Inc...........................  27,429     654,456
   *Gray Television, Inc..................................  38,498     143,983
   *Gray Television, Inc. Class A.........................     600       2,064
   #Group 1 Automotive, Inc...............................  19,702   1,334,613
   *Guess?, Inc...........................................  56,682   1,535,515
   *H&R Block, Inc........................................  70,222   1,598,955
   *Hallwood Group, Inc. (The)............................     252       2,335
   *Hampshire Group, Ltd..................................     689       2,239
  #*Hanesbrands, Inc......................................  60,846   2,280,508
   *Harley-Davidson, Inc..................................  53,290   2,793,462
    Harman International Industries, Inc..................  55,688   2,493,709
    Harte-Hanks, Inc......................................  46,808     383,358
  #*Hasbro, Inc...........................................  33,452   1,250,101
    Hastings Entertainment, Inc...........................   1,400       3,038
    Haverty Furniture Cos., Inc...........................  16,341     294,138
    Haverty Furniture Cos., Inc. Class A..................   1,608      29,057
   *Helen of Troy, Ltd....................................  27,322     989,056
  #*hhgregg, Inc..........................................  27,171     230,410
   *Hibbett Sports, Inc...................................  13,030     686,160
   *Hillenbrand, Inc......................................  42,294   1,046,777
   *Hollywood Media Corp..................................   3,425       4,487
   *Home Depot, Inc. (The)................................ 321,335  21,503,738
    Hooker Furniture Corp.................................   8,049     121,540
   *Hot Topic, Inc........................................  30,269     335,986
   *HSN, Inc..............................................  37,382   2,227,967
   *Hyatt Hotels Corp. Class A............................  28,156   1,128,211
   *Iconix Brand Group, Inc...............................  59,013   1,419,263
   *International Game Technology......................... 176,353   2,710,546
    International Speedway Corp. Class A..................  22,504     616,835
    Interpublic Group of Cos., Inc. (The)................. 228,833   2,771,168
  #*Interval Leisure Group, Inc...........................  39,486     781,823
   *iRobot Corp...........................................  17,015     389,303
   *Isle of Capri Casinos, Inc............................  29,579     207,940
  #*ITT Educational Services, Inc.........................   8,984     151,291
   #J.C. Penney Co., Inc.................................. 124,572   2,532,549
   *Jack in the Box, Inc..................................  29,783     864,600
    JAKKS Pacific, Inc....................................  12,915     168,670
   *Jarden Corp...........................................  32,967   1,939,778
    John Wiley & Sons, Inc. Class B.......................   4,664     178,281
    Johnson Controls, Inc................................. 198,103   6,159,022
   *Johnson Outdoors, Inc. Class A........................   8,183     175,771
    Jones Group, Inc. (The)...............................  69,448     833,376
  #*Jos. A. Bank Clothiers, Inc...........................  24,077     976,082
   *Journal Communications, Inc. Class A..................  36,057     197,592
  #*K12, Inc..............................................  26,568     490,445
   #KB Home...............................................  60,097   1,146,050
   *Kid Brands, Inc.......................................  17,697      29,200
   *Kirkland's, Inc.......................................  12,114     140,159
    Kohl's Corp........................................... 146,257   6,770,237

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Kona Grill, Inc.......................................   4,321 $    36,512
    Koss Corp.............................................   1,533       7,558
   *Krispy Kreme Doughnuts, Inc...........................  50,457     655,941
   *K-Swiss, Inc. Class A.................................  17,924      84,422
   *Lakeland Industries, Inc..............................   3,968      19,483
   *Lamar Advertising Co. Class A.........................  54,090   2,306,398
   *Las Vegas Sands Corp..................................  76,172   4,208,503
   *Lazare Kaplan International, Inc......................   1,600       2,128
    La-Z-Boy, Inc.........................................  45,501     711,636
   *LeapFrog Enterprises, Inc.............................  38,081     343,110
    Lear Corp.............................................  61,540   3,015,460
   *Learning Tree International, Inc......................   6,151      31,678
   *Lee Enterprises, Inc..................................  20,446      25,966
    Leggett & Platt, Inc..................................  94,782   2,790,382
   #Lennar Corp. Class A.................................. 110,902   4,606,869
    Lennar Corp. Class B Voting...........................  17,482     578,305
   *Libbey, Inc...........................................  12,000     225,360
   *Liberty Global, Inc. Class A..........................  27,640   1,887,536
   *Liberty Global, Inc. Class B..........................     488      33,184
   *Liberty Global, Inc. Class C..........................  36,642   2,336,294
   *Liberty Interactive Corp. Class A..................... 322,202   6,850,015
   *Liberty Interactive Corp. Class B.....................   6,948     152,439
   *Liberty Media Corp. (531229102).......................  82,494   9,198,906
   *Liberty Media Corp. (531229201).......................   2,392     268,765
   *Liberty Ventures Series A.............................  18,793   1,402,522
   *Liberty Ventures Series B.............................     347      25,921
   *Life Time Fitness, Inc................................  37,797   1,917,442
    Lifetime Brands, Inc..................................   8,749      93,089
    Limited Brands, Inc................................... 126,640   6,081,253
   *LIN TV Corp. Class A..................................  20,277     216,356
    Lincoln Educational Services Corp.....................  13,802      76,463
   *Lithia Motors, Inc. Class A...........................  17,668     764,494
   *Live Nation Entertainment, Inc........................ 159,358   1,635,013
   *LKQ Corp.............................................. 152,344   3,410,982
   *Lowe's Cos., Inc...................................... 300,424  11,473,193
   *Luby's, Inc...........................................  19,164     130,698
   *Lululemon Athletica, Inc..............................  26,552   1,832,088
  #*Lumber Liquidators Holdings, Inc......................  17,293   1,023,400
   *M/I Homes, Inc........................................  14,537     395,988
    Mac-Gray Corp.........................................  10,726     129,463
    Macy's, Inc........................................... 207,226   8,187,499
   *Madison Square Garden Co. Class A (The)...............  53,837   2,800,601
   *Maidenform Brands, Inc................................  19,675     381,892
    Marcus Corp...........................................  15,379     204,541
    Marine Products Corp..................................  20,779     131,115
   *MarineMax, Inc........................................  17,996     210,193
    Marriott International, Inc. Class A..................  56,986   2,278,300
   *Marriott Vacations Worldwide Corp.....................   5,291     234,815
   *Martha Stewart Living Omnimedia Class A...............  30,526      88,831
   *Mattel, Inc........................................... 102,700   3,864,601
   *Matthews International Corp. Class A..................  23,484     769,336
  #*McClatchy Co. Class A (The)...........................  50,664     147,939
   *McDonald's Corp....................................... 215,628  20,547,192
   *McGraw-Hill Cos., Inc. (The)..........................  51,406   2,956,873
    MDC Holdings, Inc.....................................  40,583   1,595,724
  #*Media General, Inc. Class A...........................  15,715      66,946
    Men's Wearhouse, Inc. (The)...........................  43,873   1,331,546
   #Meredith Corp.........................................  31,255   1,133,306
   *Meritage Homes Corp...................................  24,770   1,095,825
  #*MGM Resorts International............................. 308,389   3,938,128
   *Modine Manufacturing Co...............................  34,381     291,551

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Mohawk Industries, Inc................................  47,238 $ 4,802,215
   *Monarch Casino & Resort, Inc..........................  11,180     115,825
  #*Monro Muffler Brake, Inc..............................  21,507     778,984
   *Morgans Hotel Group Co................................   1,448       7,805
   #Morningstar, Inc......................................  32,295   2,186,049
  #*Motorcar Parts of America, Inc........................   7,138      47,610
   *Movado Group, Inc.....................................  15,980     584,229
   *MTR Gaming Group, Inc.................................  15,484      61,936
   *Multimedia Games Holding Co., Inc.....................   8,600     145,684
    NACCO Industries, Inc. Class A........................   5,764     375,582
   *Nathan's Famous, Inc..................................   2,974     122,737
   *National CineMedia, Inc...............................  38,417     587,012
   *Nautilus, Inc.........................................  20,639     111,657
   *Navarre Corp..........................................  14,687      31,871
   *Netflix, Inc..........................................  12,010   1,984,532
   *Nevada Gold & Casinos, Inc............................     700         609
   *New York & Co., Inc...................................  40,991     160,275
   *New York Times Co. Class A (The)...................... 112,310     995,067
   *Newell Rubbermaid, Inc................................  89,728   2,106,813
    News Corp. Class A.................................... 450,943  12,509,159
    News Corp. Class B.................................... 132,007   3,727,878
   *Nexstar Broadcasting Group, Inc. Class A..............  10,363     149,020
   *NIKE, Inc. Class B.................................... 146,478   7,917,136
   *Nobility Homes, Inc...................................   1,105       5,691
   *Nordstrom, Inc........................................  52,105   2,877,759
    Nutrisystem, Inc......................................  17,391     157,041
   *NVR, Inc..............................................   3,022   3,111,633
   *Office Depot, Inc..................................... 218,776     947,300
    OfficeMax, Inc........................................  71,373     769,401
   *Omnicom Group, Inc....................................  50,104   2,719,645
   *Orbitz Worldwide, Inc.................................  47,813     138,180
  #*Orchard Supply Hardware Stores Corp. Class A..........   1,709      12,185
   *O'Reilly Automotive, Inc..............................  44,614   4,133,487
   *Orient-Express Hotels, Ltd. Class A...................  83,221     967,028
    Outdoor Channel Holdings, Inc.........................  19,806     152,902
  #*Overstock.com, Inc....................................   7,087      95,249
   *Oxford Industries, Inc................................  11,284     557,204
   *P & F Industries, Inc. Class A........................     504       4,284
   *Pacific Sunwear of California, Inc....................  43,647      86,421
   *Panera Bread Co. Class A..............................  11,525   1,841,810
   *Papa John's International, Inc........................  14,777     828,990
  #*Penn National Gaming, Inc.............................  66,510   3,236,377
    Penske Automotive Group, Inc..........................  78,366   2,579,809
    Pep Boys - Manny, Moe & Jack (The)....................  45,372     504,990
   *Perfumania Holdings, Inc..............................   2,203      13,967
    Perry Ellis International, Inc........................  13,637     263,194
   #PetMed Express, Inc...................................  13,314     173,615
   *PetSmart, Inc.........................................  30,672   2,006,256
    Pier 1 Imports, Inc...................................  70,569   1,530,642
   *Pinnacle Entertainment, Inc...........................  36,695     570,607
   *Polaris Industries, Inc...............................  21,538   1,875,744
   *Pool Corp.............................................  26,379   1,208,686
   *Premier Exhibitions, Inc..............................   8,500      20,145
   *Priceline.com, Inc....................................   9,975   6,837,563
   *PulteGroup, Inc....................................... 295,054   6,119,420
    PVH Corp..............................................  41,624   4,947,845
   *Q.E.P. Co., Inc.......................................     352       5,685
   *Quiksilver, Inc....................................... 144,080     942,283
    R.G. Barry Corp.......................................   7,819     104,618
   *Radio One, Inc. Class D...............................  16,485      22,420
   #RadioShack Corp.......................................  72,896     239,828

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Ralph Lauren Corp.....................................  12,909 $2,149,090
   *Reading International, Inc. Class A...................   5,859     34,158
   *Red Lion Hotels Corp..................................  13,744    102,668
   *Red Robin Gourmet Burgers, Inc........................  12,370    457,319
   #Regal Entertainment Group Class A.....................  91,455  1,365,423
    Regis Corp............................................  47,008    834,392
    Rent-A-Center, Inc....................................  50,797  1,812,437
   *Rentrak Corp..........................................   4,450     91,136
   *Rick's Cabaret International, Inc.....................   6,768     56,987
   *Rocky Brands, Inc.....................................   5,087     71,828
    Ross Stores, Inc......................................  87,976  5,252,167
    Royal Caribbean Cruises, Ltd.......................... 140,194  5,075,023
   *Ruby Tuesday, Inc.....................................  54,383    409,504
   *rue21, Inc............................................  16,264    483,203
   *Ruth's Hospitality Group, Inc.........................  24,546    190,477
    Ryland Group, Inc. (The)..............................  33,627  1,335,664
    Saga Communications, Inc. Class A.....................   1,544     72,568
  #*Saks, Inc............................................. 131,422  1,420,672
    Salem Communications Corp. Class A....................  12,181     71,015
   *Sally Beauty Holdings, Inc............................ 107,775  2,860,348
    Scholastic Corp.......................................  19,372    574,574
   *School Specialty, Inc.................................  11,832      1,218
   *Scientific Games Corp. Class A........................  73,134    650,161
   *Scripps Networks Interactive, Inc. Class A............  29,003  1,791,515
  #*Sealy Corp............................................  40,927     88,402
    Sears Canada, Inc.....................................  16,770    159,315
  #*Sears Holdings Corp...................................  39,156  1,838,374
   *Select Comfort Corp...................................  19,000    418,380
    Service Corp. International........................... 184,140  2,749,210
   *SHFL Entertainment, Inc...............................  38,236    565,893
    Shiloh Industries, Inc................................  10,846    117,679
    Shoe Carnival, Inc....................................  17,051    349,034
  #*Shutterfly, Inc.......................................  30,034    993,525
    Signet Jewelers, Ltd. ADR.............................  66,470  4,159,693
   *Sinclair Broadcast Group, Inc. Class A................  22,166    305,447
    Sirius XM Radio, Inc.................................. 854,512  2,683,168
    Six Flags Entertainment Corp..........................  36,630  2,305,492
   *Skechers U.S.A., Inc. Class A.........................  31,948    607,012
  #*Skullcandy, Inc.......................................   4,012     26,399
   *Skyline Corp..........................................   4,311     20,563
  #*Smith & Wesson Holding Corp...........................  45,250    389,150
   *Sonic Automotive, Inc. Class A........................  36,520    886,340
   *Sonic Corp............................................  19,031    212,386
    Sotheby's.............................................  45,000  1,616,400
   *Spanish Broadcasting System, Inc. Class A.............   1,868      5,212
    Spartan Motors, Inc...................................  26,134    148,180
  #*Spectrum Group International, Inc.....................     385        801
    Speedway Motorsports, Inc.............................  31,204    510,497
   *Sport Chalet, Inc. Class A............................   2,817      4,902
   *Sport Chalet, Inc. Class B............................     238        441
   *Spy, Inc..............................................     335        461
    Stage Stores, Inc.....................................  21,735    496,645
    Standard Motor Products, Inc..........................  19,309    448,162
   *Standard Pacific Corp................................. 141,426  1,173,836
   *Stanley Furniture Co., Inc............................   8,749     40,683
   #Staples, Inc.......................................... 419,686  5,657,367
   *Starbucks Corp........................................ 150,353  8,437,810
   *Starwood Hotels & Resorts Worldwide, Inc..............  43,616  2,678,459
   *Starz - Liberty Capital (85571Q102)...................  82,494  1,314,954
   *Starz - Liberty Capital (85571Q201)...................   2,392     38,679
    Stein Mart, Inc.......................................  35,782    302,000

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Steiner Leisure, Ltd..................................  12,480 $   562,224
   *Steinway Musical Instruments, Inc.....................   9,702     215,772
   *Steven Madden, Ltd....................................  31,346   1,444,424
    Stewart Enterprises, Inc. Class A.....................  48,183     397,510
   *Stoneridge, Inc.......................................  17,113     107,127
    Strattec Security Corp................................   2,038      54,822
   #Strayer Education, Inc................................   3,851     219,122
   #Sturm Ruger & Co., Inc................................   9,700     492,469
    Superior Industries International, Inc................  21,344     432,643
    Superior Uniform Group, Inc...........................   5,000      56,650
    Systemax, Inc.........................................  27,440     268,638
   *Tandy Brands Accessories, Inc.........................   1,100       1,716
    Tandy Leather Factory, Inc............................   1,146       6,612
    Target Corp........................................... 110,265   6,661,109
   *Tempur-Pedic International, Inc.......................  16,906     658,658
   *Tenneco, Inc..........................................  26,950     942,172
  #*Tesla Motors, Inc.....................................  60,280   2,261,103
   *Texas Roadhouse, Inc..................................  49,069     863,124
    Thor Industries, Inc..................................  41,399   1,742,070
   *Tiffany & Co..........................................  38,123   2,506,587
    Time Warner Cable, Inc................................  90,202   8,058,647
    Time Warner, Inc...................................... 284,777  14,386,934
   *TJX Cos., Inc. (The).................................. 147,922   6,683,116
   *Toll Brothers, Inc.................................... 127,325   4,768,321
   *Tower International, Inc..............................     758       7,345
   *Town Sports International Holdings, Inc...............  13,759     144,882
   *Tractor Supply Co.....................................  35,002   3,628,657
    Trans World Entertainment Corp........................     200         682
   *Trinity Place Holdings, Inc...........................     892       4,094
  #*TripAdvisor, Inc......................................  30,578   1,415,150
    True Religion Apparel, Inc............................  14,919     353,729
   *TRW Automotive Holdings Corp..........................  75,132   4,329,857
   *Tuesday Morning Corp..................................  27,700     232,680
   *Tupperware Brands Corp................................  33,167   2,527,325
   *Ulta Salon Cosmetics & Fragrance, Inc.................  21,433   2,096,576
   *Under Armour, Inc. Class A............................  30,080   1,530,170
   *Unifi, Inc............................................  15,429     208,292
   *Universal Electronics, Inc............................   9,995     190,904
    Universal Technical Institute, Inc....................  14,837     167,658
   *UQM Technologies, Inc.................................  12,948       9,517
   *Urban Outfitters, Inc.................................  77,100   3,299,109
   *US Auto Parts Network, Inc............................  14,602      27,598
    V.F. Corp.............................................  26,502   3,911,165
  #*Vail Resorts, Inc.....................................  29,249   1,545,810
  #*Valassis Communications, Inc..........................  33,693     945,426
   #Value Line, Inc.......................................   2,920      28,266
   *Valuevision Media, Inc. Class A.......................  24,027      65,113
    Viacom, Inc. Class A..................................   7,238     457,297
   *Viacom, Inc. Class B..................................  93,352   5,633,793
  #*Virgin Media, Inc.....................................  69,342   2,731,381
  #*Visteon Corp..........................................  39,904   2,246,196
   *Vitacost.com, Inc.....................................   1,340       9,688
  #*Vitamin Shoppe, Inc...................................  19,561   1,194,786
   *VOXX International Corp...............................  16,155     156,057
    Walt Disney Co. (The)................................. 447,208  24,095,567
   *Warnaco Group, Inc. (The).............................  26,430   1,934,940
    Washington Post Co. Class B (The).....................   5,210   2,009,393
   #Weight Watchers International, Inc....................  38,232   2,044,265
   *Wells-Gardner Electronics Corp........................   2,858       5,716
    Wendy's Co. (The)..................................... 339,454   1,744,794
   *West Marine, Inc......................................  17,350     207,853

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   *Wet Seal, Inc. Class A (The)..........................  73,463 $    205,696
    Weyco Group, Inc......................................   6,018      137,090
    Whirlpool Corp........................................  48,423    5,587,046
    Wiley (John) & Sons, Inc. Class A.....................  32,660    1,250,878
   *Williams-Sonoma, Inc..................................  64,325    2,830,300
    Winmark Corp..........................................   2,250      145,530
   *Winnebago Industries, Inc.............................  19,097      357,496
  #*WMS Industries, Inc...................................  43,199    1,069,175
   #Wolverine World Wide, Inc.............................  33,988    1,461,484
    World Wrestling Entertainment, Inc. Class A...........  23,448      200,715
    Wyndham Worldwide Corp................................  84,920    4,737,687
   *Wynn Resorts, Ltd.....................................  25,892    3,242,196
   *Yum! Brands, Inc......................................  94,216    6,118,387
  #*Zagg, Inc.............................................  10,245       70,895
   *Zale Corp.............................................  26,300      129,396
  #*Zumiez, Inc...........................................  20,252      427,317
                                                                   ------------
Total Consumer Discretionary..............................          766,468,524
                                                                   ------------
Consumer Staples -- (7.6%)
    Alico, Inc............................................   5,837      254,318
   *Alliance One International, Inc.......................  69,816      252,734
    Altria Group, Inc..................................... 421,090   14,182,311
    Andersons, Inc. (The).................................  15,903      749,826
    Archer-Daniels-Midland Co............................. 187,374    5,345,780
    Arden Group, Inc. Class A.............................     827       77,407
   *Avon Products, Inc....................................  82,506    1,400,952
    B&G Foods, Inc........................................  34,479    1,092,984
    Beam, Inc.............................................  97,788    5,998,316
   *Boston Beer Co., Inc. Class A (The)...................   1,339      187,915
   *Boulder Brands, Inc...................................  48,729      654,430
    Bridgford Foods Corp..................................   2,501       16,557
    Brown-Forman Corp. Class A............................  20,568    1,349,055
   *Brown-Forman Corp. Class B............................  48,666    3,148,690
    Bunge, Ltd............................................  94,161    7,500,865
    Calavo Growers, Inc...................................   9,807      244,292
  #*Cal-Maine Foods, Inc..................................  18,638      776,832
  #*Campbell Soup Co......................................  74,424    2,732,105
  #*Casey's General Stores, Inc...........................  25,861    1,415,373
    CCA Industries, Inc...................................   3,400       15,980
  #*Central European Distribution Corp....................  40,655       87,408
   *Central Garden & Pet Co...............................  11,250      108,000
   *Central Garden & Pet Co. Class A......................  28,522      274,382
   *Chiquita Brands International, Inc....................  39,234      288,370
    Church & Dwight Co., Inc..............................  38,902    2,248,147
   *Clorox Co. (The)......................................  32,891    2,578,983
   *Coca-Cola Bottling Co. Consolidated...................   5,294      342,681
   *Coca-Cola Co. (The)................................... 875,095   32,588,538
    Coca-Cola Enterprises, Inc............................ 158,730    5,534,915
   #Coffee Holding Co., Inc...............................     300        2,124
   *Colgate-Palmolive Co..................................  97,319   10,449,141
    ConAgra Foods, Inc.................................... 230,572    7,537,399
   *Constellation Brands, Inc. Class A.................... 132,407    4,284,691
   *Constellation Brands, Inc. Class B....................   3,160      102,953
    CostCo.Wholesale Corp.................................  90,115    9,222,369
   *Craft Brew Alliance, Inc..............................  11,801       78,713
    CVS Caremark Corp..................................... 374,892   19,194,470
   *Darling International, Inc............................ 100,786    1,700,260
   *Dean Foods Co......................................... 122,767    2,247,864
   #Diamond Foods, Inc....................................  12,571      179,514
   *Dole Food Co., Inc....................................  77,091      858,794
   *Dr. Pepper Snapple Group, Inc.........................  95,427    4,300,895

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
   *Elizabeth Arden, Inc..................................  20,320 $   780,491
    Energizer Holdings, Inc...............................  38,655   3,363,372
   *Estee Lauder Cos., Inc. Class A (The).................  47,614   2,901,121
   *Farmer Brothers Co....................................  11,742     157,812
    Flowers Foods, Inc....................................  94,948   2,552,202
    Fresh Del Monte Produce, Inc..........................  50,007   1,317,684
   *Fresh Market, Inc. (The)..............................   6,636     324,434
   *General Mills, Inc.................................... 125,481   5,262,673
    Golden Enterprises, Inc...............................   3,860      13,317
   *Green Mountain Coffee Roasters, Inc...................  44,550   2,028,362
    Griffin Land & Nurseries, Inc.........................   2,756      82,956
   *H.J. Heinz Co.........................................  63,009   3,820,236
  #*Hain Celestial Group, Inc. (The)......................  33,245   1,894,633
   *Harbinger Group, Inc..................................   3,819      31,316
   *Harris Teeter Supermarkets, Inc.......................  41,213   1,709,927
   #Herbalife, Ltd........................................  37,016   1,344,421
   *Hershey Co. (The).....................................  31,118   2,472,325
   *Hillshire Brands Co...................................  52,260   1,619,015
  #*Hormel Foods Corp.....................................  68,898   2,384,560
   *IGI Labratories, Inc..................................     921       1,078
    Ingles Markets, Inc. Class A..........................  11,035     211,762
    Ingredion, Inc........................................  59,285   3,916,960
    Inter Parfums, Inc....................................  23,298     505,800
   *Inventure Foods, Inc..................................   1,478      10,538
   *J & J Snack Foods Corp................................  12,245     834,497
    J.M. Smucker Co. (The)................................  68,844   6,101,644
    John B. Sanfilippo & Son, Inc.........................   5,956     109,769
   *Kellogg Co............................................  49,802   2,913,417
   *Kimberly-Clark Corp...................................  77,359   6,924,404
    Kraft Foods Group, Inc................................ 160,569   7,421,499
   *Kroger Co. (The)......................................  97,226   2,693,160
   *Lancaster Colony Corp.................................  18,932   1,352,881
    Lifeway Foods, Inc....................................   3,699      38,285
    Limoneira Co..........................................     244       5,307
    Lorillard, Inc........................................  77,745   3,037,497
   *Mannatech, Inc........................................     740       4,477
    McCormick & Co., Inc. Non-Voting......................  34,102   2,126,260
    McCormick & Co., Inc. Voting..........................   3,498     218,188
    Mead Johnson Nutrition Co.............................  46,616   3,542,816
   *Medifast, Inc.........................................   9,751     239,192
    MGP Ingredients, Inc..................................  10,602      39,545
   #Molson Coors Brewing Co. Class A......................   1,162      52,749
    Molson Coors Brewing Co. Class B......................  97,004   4,382,641
    Mondelez International, Inc. Class A.................. 507,407  14,100,841
  #*Monster Beverage Corp.................................  68,582   3,285,078
    Nash Finch Co.........................................  10,100     209,777
    National Beverage Corp................................  19,929     275,219
   *Natural Alternatives International, Inc...............   2,740      14,275
    Nature's Sunshine Products, Inc.......................     200       2,884
   #Nu Skin Enterprises, Inc. Class A.....................  29,862   1,264,954
    Nutraceutical International Corp......................   7,868     138,319
    Oil-Dri Corp. of America..............................   4,211     116,855
   *Omega Protein Corp....................................  15,144     104,645
    Orchids Paper Products Co.............................   3,281      71,952
   *Overhill Farms, Inc...................................   7,801      35,339
   *Pantry, Inc. (The)....................................  18,588     232,350
   *PepsiCo, Inc.......................................... 335,773  24,461,063
    Philip Morris International, Inc...................... 360,719  31,800,987
   *Pilgrim's Pride Corp.................................. 135,481   1,144,814
   *Post Holdings, Inc....................................  28,601   1,086,552
   *Prestige Brands Holdings, Inc.........................  43,609     935,413

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    PriceSmart, Inc.......................................  14,418 $  1,110,330
    Procter & Gamble Co. (The)............................ 566,788   42,599,786
    Reliv' International, Inc.............................   2,740        3,452
   *Revlon, Inc. Class A..................................  23,532      370,629
  #*Reynolds American, Inc................................  70,798    3,113,696
    Rocky Mountain Chocolate Factory, Inc.................   3,966       48,346
   #Safeway, Inc.......................................... 190,653    3,670,070
   *Sanderson Farms, Inc..................................  19,863    1,002,684
   *Seneca Foods Corp. Class A............................   7,423      222,764
   *Seneca Foods Corp. Class B............................   1,493       44,954
   *Smithfield Foods, Inc................................. 124,710    2,906,990
    Snyders-Lance, Inc....................................  58,174    1,479,365
    Spartan Stores, Inc...................................  17,934      291,248
   *Spectrum Brands Holdings, Inc.........................  44,737    2,265,482
   #SUPERVALU, Inc........................................ 152,228      595,211
   *Susser Holdings Corp..................................  17,801      745,150
   *Sysco Corp............................................ 105,861    3,363,204
   *Tofutti Brands, Inc...................................     456          684
   #Tootsie Roll Industries, Inc..........................  24,332      659,397
   *TreeHouse Foods, Inc..................................  29,700    1,572,021
    Tyson Foods, Inc. Class A............................. 183,054    4,049,154
   *United Natural Foods, Inc.............................  32,699    1,765,092
    United-Guardian, Inc..................................   1,741       38,668
    Universal Corp........................................  19,514    1,061,171
  #*USANA Health Sciences, Inc............................   9,599      340,285
   #Vector Group, Ltd.....................................  54,859      852,509
    Village Super Market, Inc. Class A....................   4,375      139,956
    Walgreen Co........................................... 269,786   10,780,649
   *Wal-Mart Stores, Inc.................................. 499,081   34,910,716
   *WD-40 Co..............................................  10,360      553,431
    Weis Markets, Inc.....................................  22,096      889,585
   *Whole Foods Market, Inc...............................  55,429    5,335,041
                                                                   ------------
Total Consumer Staples....................................          438,415,593
                                                                   ------------
Energy -- (10.0%)
   *Abraxas Petroleum Corp................................   3,201        6,882
    Adams Resources & Energy, Inc.........................   3,031      108,176
    Alon USA Energy, Inc..................................  47,798      937,797
  #*Alpha Natural Resources, Inc.......................... 186,594    1,653,223
    Anadarko Petroleum Corp............................... 154,574   12,369,011
    Apache Corp........................................... 106,526    8,922,618
   *Approach Resources, Inc...............................  32,109      853,778
  #*Arch Coal, Inc........................................ 182,324    1,298,147
   *Atwood Oceanics, Inc..................................  56,555    2,984,407
    Baker Hughes, Inc..................................... 124,789    5,580,564
   *Barnwell Industries, Inc..............................   4,663       16,087
  #*Basic Energy Services, Inc............................  36,058      466,230
   #Berry Petroleum Co. Class A...........................  43,064    1,585,616
   *Bill Barrett Corp.....................................  39,573      631,981
  #*BioFuel Energy Corp...................................     530        2,449
    Bolt Technology Corp..................................   7,091      105,656
  #*BPZ Resources, Inc....................................  97,710      307,787
    Bristow Group, Inc....................................  31,096    1,771,850
   *C&J Energy Services, Inc..............................  45,487    1,042,107
    Cabot Oil & Gas Corp..................................  94,354    4,980,004
   *Cal Dive International, Inc...........................  72,892      138,495
   *Callon Petroleum Co...................................  31,523      162,343
   *Cameron International Corp............................  50,683    3,208,741
   *CARBO Ceramics, Inc...................................  12,450      997,370
   *Carrizo Oil & Gas, Inc................................  33,817      726,389
   *Cheniere Energy, Inc.................................. 139,133    2,953,794

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Energy -- (Continued)
   #Chesapeake Energy Corp...............................   402,809 $ 8,128,686
    Chevron Corp.........................................   588,673  67,785,696
    Cimarex Energy Co....................................    51,071   3,261,394
   *Clayton Williams Energy, Inc.........................     9,155     364,827
  #*Clean Energy Fuels Corp..............................    54,100     693,021
   *Cloud Peak Energy, Inc...............................    51,882     908,454
   *Cobalt International Energy, Inc.....................    39,680     960,653
   *Comstock Resources, Inc..............................    40,228     586,927
   *Concho Resources, Inc................................    37,138   3,387,728
    ConocoPhillips.......................................   347,191  20,137,078
    CONSOL Energy, Inc...................................   139,215   4,362,998
    Contango Oil & Gas Co................................    12,403     532,461
   *Continental Resources, Inc...........................    14,629   1,215,962
   *Core Laboratories NV.................................     7,018     895,778
   *Crimson Exploration, Inc.............................    35,285     107,972
    Crosstex Energy, Inc.................................    34,800     588,120
   *Dawson Geophysical Co................................     6,475     173,012
    Delek US Holdings, Inc...............................    30,439   1,034,013
   *Denbury Resources, Inc...............................   235,768   4,392,358
    Devon Energy Corp....................................   106,254   6,076,666
    DHT Holdings, Inc....................................     4,917      22,422
   #Diamond Offshore Drilling, Inc.......................    67,742   5,086,747
   *Double Eagle Petroleum Co............................     6,980      35,458
   *Dresser-Rand Group, Inc..............................    48,971   2,989,680
   *Dril-Quip, Inc.......................................    27,650   2,242,139
   *Emerald Oil, Inc.....................................       258       1,535
  #*Endeavour International Corp.........................    30,906     168,129
    Energen Corp.........................................    49,495   2,382,689
    Energy XXI (Bermuda), Ltd............................    68,541   2,146,704
   *ENGlobal Corp........................................    13,200       8,580
    EOG Resources, Inc...................................    79,311   9,912,289
   *EPL Oil & Gas, Inc...................................    33,887     828,876
    EQT Corp.............................................    43,472   2,582,672
  #*Evolution Petroleum Corp.............................     7,409      69,719
   #EXCO Resources, Inc..................................    72,831     466,847
   *Exterran Holdings, Inc...............................    56,340   1,309,342
    Exxon Mobil Corp..................................... 1,034,098  93,037,797
   *FieldPoint Petroleum Corp............................     4,233      16,911
   *FMC Technologies, Inc................................    67,345   3,188,786
   *Forest Oil Corp......................................    82,716     575,703
   *FX Energy, Inc.......................................    10,965      43,750
   *Gastar Exploration, Ltd..............................     4,800       5,232
   *Geospace Technologies Corp...........................     7,802     703,428
  #*Gevo, Inc............................................     4,451      10,237
   *Global Geophysical Services, Inc.....................    23,837      91,057
  #*GMX Resources, Inc...................................     1,997      13,160
   *Green Plains Renewable Energy, Inc...................    25,050     195,641
    Gulf Island Fabrication, Inc.........................    11,590     269,120
    Gulfmark Offshore, Inc. Class A......................    20,252     703,960
   *Gulfport Energy Corp.................................    45,916   1,894,953
   *Halcon Resources Corp................................    48,220     368,401
    Halliburton Co.......................................   187,656   7,633,846
   *Harvest Natural Resources, Inc.......................    33,762     313,311
  #*Heckmann Corp........................................   138,915     533,434
   *Helix Energy Solutions Group, Inc....................    90,507   2,146,826
    Helmerich & Payne, Inc...............................    69,950   4,500,583
   *Hercules Offshore, Inc...............................   135,628     892,432
    Hess Corp............................................    85,649   5,752,187
   *HKN, Inc.............................................       239      19,957
    HollyFrontier Corp...................................   128,369   6,703,429
   *Hornbeck Offshore Services, Inc......................    29,397   1,082,104

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
   *Houston American Energy Corp..........................   5,544 $     1,392
   *ION Geophysical Corp.................................. 102,745     698,666
  #*James River Coal Co...................................  23,666      71,235
   *Key Energy Services, Inc.............................. 115,107     935,820
    Kinder Morgan, Inc.................................... 160,976   6,030,161
   *Kodiak Oil & Gas Corp................................. 176,369   1,622,595
   *Lone Pine Resources, Inc..............................  19,747      22,709
  #*Lucas Energy, Inc.....................................  11,754      18,806
   *Lufkin Industries, Inc................................  21,794   1,262,091
  #*Magnum Hunter Resources Corp.......................... 118,031     476,845
    Marathon Oil Corp..................................... 207,975   6,990,040
    Marathon Petroleum Corp............................... 102,339   7,594,577
   *Matrix Service Co.....................................  23,715     338,650
   *McDermott International, Inc.......................... 196,664   2,393,401
  #*McMoran Exploration Co................................ 106,570   1,684,872
  #*Mexco Energy Corp.....................................     684       4,822
  #*Miller Energy Resources, Inc..........................   1,630       6,569
   *Mitcham Industries, Inc...............................   9,853     146,021
    Murphy Oil Corp....................................... 125,196   7,451,666
   *Nabors Industries, Ltd................................ 170,405   2,840,651
    National Oilwell Varco, Inc........................... 127,427   9,447,438
   *Natural Gas Services Group, Inc.......................   9,926     180,554
   *Newfield Exploration Co...............................  72,414   2,136,213
   *Newpark Resources, Inc................................  74,305     640,509
    Noble Corp............................................ 157,489   6,378,305
    Noble Energy, Inc.....................................  51,966   5,601,415
   #Nordic American Tankers, Ltd..........................  29,510     254,966
  #*Northern Oil & Gas, Inc...............................  53,704     888,264
   *Oasis Petroleum, Inc..................................  65,470   2,349,064
    Occidental Petroleum Corp............................. 229,346  20,244,371
   *Oceaneering International, Inc........................  51,872   3,278,829
   *Oil States International, Inc.........................  45,801   3,553,242
 o#*Overseas Shipholding Group, Inc.......................  19,258      19,258
    Panhandle Oil & Gas, Inc. Class A.....................   5,005     143,093
   *Parker Drilling Co....................................  88,468     497,190
   #Patterson-UTI Energy, Inc............................. 128,277   2,609,154
   *PDC Energy, Inc.......................................  26,241     971,704
   *Peabody Energy Corp................................... 171,228   4,306,384
    Penn Virginia Corp....................................  37,306     160,043
   *PetroQuest Energy, Inc................................  41,651     214,086
   *PHI, Inc. Non-Voting..................................  10,130     335,202
   *PHI, Inc. Voting......................................   2,247      75,589
    Phillips 66........................................... 179,703  10,884,611
   *Pioneer Energy Services Corp..........................  54,296     411,564
    Pioneer Natural Resources Co..........................  72,692   8,544,218
   *Plains Exploration & Production Co....................  78,568   3,751,622
   *PostRock Energy Corp..................................   1,437       2,314
   *Pyramid Oil Co........................................   2,104       8,963
    QEP Resources, Inc.................................... 110,091   3,231,171
  #*Quicksilver Resources, Inc............................ 115,605     316,758
    Range Resources Corp..................................  40,856   2,744,298
   *Rentech, Inc.......................................... 140,069     430,012
   *REX American Resources Corp...........................   7,500     163,800
   *Rex Energy Corp.......................................  44,631     586,005
   *RigNet, Inc...........................................     499      10,689
   *Rosetta Resources, Inc................................  36,449   1,932,526
   *Rowan Cos. P.L.C. Class A............................. 103,334   3,562,956
   *Royale Energy, Inc....................................     400       1,080
   #RPC, Inc..............................................  98,932   1,481,012
  #*SandRidge Energy, Inc................................. 421,097   2,981,367
    Schlumberger, Ltd..................................... 275,998  21,541,644

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
    SEACOR Holdings, Inc..................................  17,775 $  1,616,992
   *SemGroup Corp. Class A................................  28,063    1,211,199
    Ship Finance International, Ltd.......................  73,418    1,237,827
   *SM Energy Co..........................................  53,049    3,085,330
   *Southwestern Energy Co................................ 141,398    4,849,951
    Spectra Energy Corp................................... 136,276    3,785,747
   *Steel Excel, Inc......................................   6,102      155,906
   *Stone Energy Corp.....................................  37,285      838,912
   *Superior Energy Services, Inc......................... 133,150    3,324,756
   *Swift Energy Co.......................................  31,634      476,724
   *Synergy Resources Corp................................  25,452      157,802
   *Targa Resources Corp..................................  10,560      637,402
    Teekay Corp...........................................  61,641    2,168,530
   *Tesco Corp............................................  29,385      355,265
    Tesoro Corp........................................... 110,623    5,386,234
   *TETRA Technologies, Inc...............................  57,620      489,770
    TGC Industries, Inc...................................  12,534      114,059
   #Tidewater, Inc........................................  42,536    2,091,495
    Transocean, Ltd....................................... 101,668    5,765,592
  #*Triangle Petroleum Corp...............................  37,922      238,529
   *Ultra Petroleum Corp.................................. 124,056    2,260,300
   *Unit Corp.............................................  41,475    1,996,192
   *Uranium Energy Corp...................................  18,351       41,290
   *Uranium Resources, Inc................................     685        2,206
   *USEC, Inc.............................................  68,464       38,785
   *VAALCO Energy, Inc....................................  48,269      409,804
    Valero Energy Corp.................................... 318,688   13,936,226
   *Verenium Corp.........................................   2,511        5,926
  #*W&T Offshore, Inc.....................................  64,533    1,135,781
   *Warren Resources, Inc.................................  60,337      182,821
   *Weatherford International, Ltd........................ 293,149    3,913,539
    Western Refining, Inc.................................  75,948    2,554,131
   *Westmoreland Coal Co..................................   3,276       32,891
   *Whiting Petroleum Corp................................  68,484    3,258,469
   *Willbros Group, Inc...................................  39,804      260,318
   *Williams Cos., Inc. (The)............................. 135,241    4,740,197
    World Fuel Services Corp..............................  48,135    2,075,100
   *WPX Energy, Inc.......................................  33,573      504,602
  #*Zion Oil & Gas, Inc...................................  16,343       13,892
                                                                   ------------
Total Energy..............................................          583,168,943
                                                                   ------------
Financials -- (16.1%)
   *1st Constitution Bancorp..............................   1,373       12,361
    1st Source Corp.......................................  19,544      441,694
    1st United Bancorp, Inc...............................  22,508      144,501
    Access National Corp..................................   4,884       75,751
    ACE, Ltd..............................................  97,913    8,354,916
   *Affiliated Managers Group, Inc........................  21,536    3,099,676
    Aflac, Inc............................................ 135,832    7,207,246
   *Alexander & Baldwin, Inc..............................  36,231    1,217,362
   *Allegheny Corp........................................  10,822    3,902,305
    Alliance Bancorp, Inc. of Pennsylvania................   1,546       20,098
    Alliance Financial Corp...............................   3,021      134,767
    Allied World Assurance Co. Holdings AG................  30,098    2,553,213
    Allstate Corp. (The).................................. 144,804    6,356,896
    Alterra Capital Holdings, Ltd.........................  81,212    2,474,530
   *Altisource Asset Management Corp......................     909      114,307
   *Altisource Portfolio Solutions SA.....................   9,093      799,002
  #*Altisource Residential Corp. Class B..................   3,031       54,558
    Ameriana Bancorp......................................     456        3,773
   *American Capital, Ltd................................. 271,325    3,624,902

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    American Equity Investment Life Holding Co...........    53,702 $   723,903
   *American Express Co..................................   212,268  12,483,481
    American Financial Group, Inc........................    78,544   3,342,833
   *American Independence Corp...........................     1,861       8,951
   *American International Group, Inc....................   374,989  14,185,834
    American National Bankshares, Inc....................     3,768      76,264
    American National Insurance Co.......................    14,392   1,111,206
   *American River Bankshares............................     2,192      16,024
   *American Safety Insurance Holdings, Ltd..............     7,877     157,382
   *American Spectrum Realty, Inc........................       642       1,862
    Ameriprise Financial, Inc............................   129,219   8,569,804
   *Ameris Bancorp.......................................    18,629     247,021
   *AMERISAFE, Inc.......................................    15,533     444,865
   *AmeriServ Financial, Inc.............................     8,436      25,139
   #AmTrust Financial Services, Inc......................    57,169   1,900,298
    Aon P.L.C............................................    84,747   4,893,292
   *Arch Capital Group, Ltd..............................    85,479   3,967,935
    Argo Group International Holdings, Ltd...............    23,750     857,138
   #Arrow Financial Corp.................................    10,211     249,148
    Aspen Insurance Holdings, Ltd........................    61,000   2,080,710
   *Asset Acceptance Capital Corp........................    20,590     110,568
   #Associated Banc-Corp.................................   146,753   2,094,165
    Assurant, Inc........................................    69,345   2,651,753
    Assured Guaranty, Ltd................................   166,645   3,021,274
    Asta Funding, Inc....................................     9,299      88,062
    Astoria Financial Corp...............................    83,739     815,618
    Atlantic American Corp...............................     2,737       9,114
   *Atlantic Coast Financial Corp........................       945       3,298
  #*Atlanticus Holdings Corp.............................    14,132      45,364
    Auburn National Bancorporation, Inc..................       335       7,122
   *AV Homes, Inc........................................     8,825     131,404
    Axis Capital Holdings, Ltd...........................    78,529   3,005,305
   #Baldwin & Lyons, Inc. Class A........................       638      16,237
    Baldwin & Lyons, Inc. Class B........................     8,934     220,670
    Bancfirst Corp.......................................    12,797     523,397
   *Bancorp, Inc. (The)..................................    31,545     371,600
    BancorpSouth, Inc....................................    81,136   1,176,472
   *BancTrust Financial Group, Inc.......................     8,705      24,809
    Bank Mutual Corp.....................................    38,610     198,069
    Bank of America Corp................................. 3,318,774  37,568,522
    Bank of Commerce Holdings............................     6,357      31,213
  #*Bank of Hawaii Corp..................................    37,480   1,802,413
    Bank of Kentucky Financial Corp......................     2,404      63,105
    Bank of New York Mellon Corp. (The)..................   339,150   9,211,314
   *Bank of the Ozarks, Inc..............................    23,612     857,588
    BankFinancial Corp...................................    14,549     109,845
    BankUnited, Inc......................................    63,858   1,717,780
    Banner Corp..........................................    16,630     502,226
    Bar Harbor Bankshares................................     2,309      81,508
    BB&T Corp............................................   200,694   6,077,014
    BBCN Bancorp, Inc....................................    67,644     817,816
  #*BBX Capital Corp. Class A............................     1,011       7,845
   #BCB Bancorp, Inc.....................................     4,090      38,937
   *BCSB Bancorp, Inc....................................       711      11,127
   *Beneficial Mutual Bancorp, Inc.......................    63,935     598,432
    Berkshire Bancorp, Inc...............................     1,000       8,340
   *Berkshire Hathaway, Inc. Class B.....................   371,067  35,967,524
    Berkshire Hills Bancorp, Inc.........................    20,998     508,152
    BGC Partners, Inc. Class A...........................     7,571      30,208
    BlackRock, Inc.......................................    41,728   9,859,492
   *BofI Holding, Inc....................................    10,917     348,907

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    BOK Financial Corp....................................  48,844 $ 2,737,706
    Boston Private Financial Holdings, Inc................  67,447     623,885
    Bridge Bancorp, Inc...................................   2,089      42,699
   *Bridge Capital Holdings...............................   4,396      68,973
    Brookline Bancorp, Inc................................  59,874     527,490
    Brown & Brown, Inc.................................... 124,809   3,412,278
   *Brunswick Bancorp.....................................      40         217
    Bryn Mawr Bank Corp...................................  10,813     250,213
    C&F Financial Corp....................................     721      29,301
    Calamos Asset Management, Inc. Class A................  16,425     171,149
    California First National Bancorp.....................   2,970      48,114
   *Camco Financial Corp..................................     900       2,529
    Camden National Corp..................................   5,976     201,690
    Cape Bancorp, Inc.....................................   4,558      41,432
   *Capital Bank Financial Corp. Class A..................   1,269      19,631
  #*Capital City Bank Group, Inc..........................  11,641     130,379
    Capital One Financial Corp............................ 166,558   9,380,547
    Capital Properties, Inc. Class A......................     300       2,145
   oCapital Properties, Inc. Class B......................     300          --
  o*Capital Propertys, Inc................................     540         972
    Capital Southwest Corp................................   2,165     233,495
    CapitalSource, Inc.................................... 222,501   1,804,483
    Capitol Federal Financial, Inc........................ 132,076   1,551,893
    Cardinal Financial Corp...............................  24,982     408,206
   *Carolina Bank Holdings, Inc...........................     900       8,136
   *Carrollton Bancorp....................................     331       1,869
   #Cash America International, Inc.......................  24,965   1,196,073
    Cathay General Bancorp................................  68,328   1,326,246
    CBOE Holdings, Inc....................................  34,492   1,168,589
   *CBRE Group, Inc. Class A..............................  74,024   1,597,438
    Center Bancorp, Inc...................................  12,199     146,144
    Centerstate Banks, Inc................................  22,455     198,727
   *Central Pacific Financial Corp........................   7,858     126,592
    Century Bancorp, Inc. Class A.........................   1,596      53,195
    CFS Bancorp, Inc......................................   1,100       8,173
    Charles Schwab Corp. (The)............................ 187,279   3,095,722
    Charter Financial Corp................................   1,425      16,188
    Chemical Financial Corp...............................  22,571     548,701
   *Chicopee Bancorp, Inc.................................   3,096      49,629
    Chubb Corp. (The).....................................  76,416   6,136,969
    Cincinnati Financial Corp............................. 103,380   4,387,447
   *CIT Group, Inc........................................ 127,741   5,409,831
    Citigroup, Inc........................................ 894,156  37,697,617
   *Citizens Community Bancorp, Inc.......................   1,650      10,445
    Citizens Holding Co...................................     772      14,633
   *Citizens Republic Bancorp, Inc........................     280       5,718
   *Citizens, Inc.........................................  39,312     393,513
   #City Holding Co.......................................  12,651     478,081
    City National Corp....................................  46,908   2,484,248
    CKX Lands, Inc........................................     743      11,479
    Clifton Savings Bancorp, Inc..........................  17,641     205,341
    CME Group, Inc........................................  91,890   5,314,918
    CNA Financial Corp.................................... 132,635   4,131,580
    CNB Financial Corp....................................   8,185     139,063
    CNO Financial Group, Inc.............................. 184,317   1,892,936
    CoBiz Financial, Inc..................................  32,215     262,874
    Codorus Valley Bancorp, Inc...........................   1,599      25,187
   #Cohen & Steers, Inc...................................  16,069     528,509
   *Colonial Financial Services, Inc......................   1,300      17,485
   *Colony Bankcorp, Inc..................................   1,337       7,340
    Columbia Banking System, Inc..........................  33,873     684,235

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Comerica, Inc......................................... 118,009 $4,054,789
    Commerce Bancshares, Inc..............................  79,565  2,987,666
    Commercial National Financial Corp....................     847     18,316
   #Community Bank System, Inc............................  33,937    963,811
   *Community Bankers Trust Corp..........................   2,585      7,755
    Community Trust Bancorp, Inc..........................  13,070    440,590
   *Community West Bancshares.............................   1,844      7,837
    Consolidated-Tokoma Land Co...........................   4,295    154,577
   *Consumer Portfolio Services, Inc......................   2,900     19,952
   *Cowen Group, Inc. Class A.............................  75,159    199,923
    Crawford & Co. Class A................................  17,414     87,767
    Crawford & Co. Class B................................  17,431    126,723
  #*Credit Acceptance Corp................................  13,699  1,364,009
    Cullen/Frost Bankers, Inc.............................  53,370  3,142,959
    CVB Financial Corp....................................  86,946    956,406
   *DFC Global Corp.......................................  36,564    704,223
   *Diamond Hill Investment Group, Inc....................   1,077     77,910
    Dime Community Bancshares, Inc........................  30,375    419,479
    Discover Financial Services........................... 146,679  5,631,007
    Donegal Group, Inc. Class A...........................  16,739    220,118
   #Donegal Group, Inc. Class B...........................   2,147     40,492
   *Doral Financial Corp..................................   3,982      2,624
    Duff & Phelps Corp. Class A...........................  33,131    526,452
   *E*Trade Financial Corp................................ 245,824  2,608,193
    Eagle Bancorp Montana, Inc............................     566      5,994
    East West Bancorp, Inc................................ 120,415  2,823,732
    Eastern Insurance Holdings, Inc.......................   4,882     89,634
   *Eastern Virginia Bankshares, Inc......................     721      4,413
   *Eaton Vance Corp......................................  44,891  1,625,054
   *ECB Bancorp, Inc......................................     913     13,658
   *eHealth, Inc..........................................  14,039    342,130
    EMC Insurance Group, Inc..............................   9,745    243,235
    Employers Holdings, Inc...............................  26,291    560,261
   *Encore Capital Group, Inc.............................  21,700    652,953
    Endurance Specialty Holdings, Ltd.....................  37,540  1,611,217
   *Enstar Group, Ltd.....................................  11,582  1,425,281
    Enterprise Bancorp, Inc...............................   3,680     63,406
    Enterprise Financial Services Corp....................  13,114    175,859
    Epoch Holding Corp....................................   7,487    209,636
    Erie Indemnity Co. Class A............................  29,997  2,139,986
    ESB Financial Corp....................................   7,409    103,281
    ESSA Bancorp, Inc.....................................   8,794     96,822
    Evans Bancorp, Inc....................................   1,219     20,821
  #*Evercore Partners, Inc. Class A.......................  16,890    647,225
    Everest Re Group, Ltd.................................  32,299  3,740,547
   *Ezcorp, Inc. Class A..................................  33,577    745,409
   *Farmers Capital Bank Corp.............................   1,933     29,246
    FBL Financial Group, Inc. Class A.....................  22,739    794,273
    Federal Agricultural Mortgage Corp. Class A...........     773     20,032
    Federal Agricultural Mortgage Corp. Class C...........   6,928    237,700
  #*Federated Investors, Inc. Class B.....................  71,251  1,685,799
    Federated National Holding Co.........................   3,388     19,345
    Fidelity National Financial, Inc. Class A............. 167,401  4,201,765
   *Fidelity Southern Corp................................   6,230     69,710
    Fifth Third Bancorp................................... 529,341  8,622,965
    Financial Institutions, Inc...........................  10,882    218,619
   *First Acceptance Corp.................................   9,100     11,284
    First Advantage BanCorp...............................   1,408     17,896
    First American Financial Corp.........................  91,595  2,188,205
    First Bancorp.........................................  13,598    172,695
   *First BanCorp.........................................   3,406     17,473

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    First Bancorp of Indiana, Inc.........................      96 $     1,128
    First Bancorp, Inc....................................   5,920      98,035
   *First Bancshares, Inc.................................     200       1,475
    First Bancshares, Inc. (The)..........................     237       2,441
    First Busey Corp......................................  74,053     336,201
    First Business Financial Services, Inc................   1,081      26,117
   *First California Financial Group, Inc.................  18,806     150,824
   *First Cash Financial Services, Inc....................  19,104   1,018,434
    First Citizens BancShares, Inc. Class A...............   5,907   1,029,945
    First Commonwealth Financial Corp.....................  87,871     621,248
    First Community Bancshares, Inc.......................  13,413     213,937
    First Defiance Financial Corp.........................   7,499     153,580
  #*First Federal Bancshares of Arkansas, Inc.............   2,243      22,094
   *First Federal of Northern Michigan Bancorp, Inc.......     200         960
    First Financial Bancorp...............................  48,852     746,947
   #First Financial Bankshares, Inc.......................  21,031     863,533
    First Financial Corp..................................  11,004     331,991
    First Financial Holdings, Inc.........................  13,184     199,738
   *First Financial Northwest, Inc........................  12,837     104,108
  #*First Financial Service Corp..........................     917       2,531
   #First Horizon National Corp........................... 212,249   2,167,062
    First Interstate BancSystem, Inc......................  12,491     215,220
    First M&F Corp........................................   3,188      26,205
   *First Marblehead Corp. (The)..........................  58,899      57,167
    First Merchants Corp..................................  23,883     359,439
    First Midwest Bancorp, Inc............................  64,723     820,040
    First Niagara Financial Group, Inc.................... 302,730   2,373,403
    First Pactrust Bancorp, Inc...........................   7,458      87,706
   *First Place Financial Corp............................   9,209          46
    First Republic Bank...................................  80,243   2,863,873
   *First South Bancorp, Inc..............................   4,572      27,615
   *First United Corp.....................................   1,938      15,930
   #First West Virginia BanCorp...........................     266       4,152
    Firstbank Corp........................................   1,646      19,242
   *FirstCity Financial Corp..............................   5,310      52,250
   #FirstMerit Corp.......................................  90,122   1,372,558
   *Flagstar Bancorp, Inc.................................  18,169     285,798
    Flushing Financial Corp...............................  26,391     418,033
    FNB Corp.............................................. 120,778   1,399,817
   *FNB United Corp.......................................       1          11
   *Forest City Enterprises, Inc. Class A................. 137,773   2,329,741
   *Forest City Enterprises, Inc. Class B.................   4,615      78,293
   *Forestar Group, Inc...................................  29,632     563,897
    Fox Chase Bancorp, Inc................................  11,006     189,413
   *Franklin Resources, Inc...............................  38,219   5,231,417
    Fulton Financial Corp................................. 170,211   1,853,598
   #FXCM, Inc. Class A....................................   5,865      70,321
    GAINSCO, Inc..........................................     513       4,361
    Gallagher (Arthur J.) & Co............................  68,818   2,542,825
   *GAMCO Investors, Inc. Class A.........................   4,250     239,488
   *Genworth Financial, Inc. Class A...................... 410,610   3,765,294
    German American Bancorp, Inc..........................   9,689     216,355
    GFI Group, Inc........................................  87,753     298,360
   #Glacier Bancorp, Inc..................................  62,399     972,176
   *Gleacher & Co., Inc...................................  13,000      10,010
   *Global Indemnity P.L.C................................  13,609     287,286
    Goldman Sachs Group, Inc. (The)....................... 133,968  19,808,508
    Great Southern Bancorp, Inc...........................  11,010     273,709
  #*Green Dot Corp. Class A...............................   6,825      91,455
  #*Greenhill & Co., Inc..................................  18,390   1,083,171
   *Greenlight Capital Re, Ltd. Class A...................  25,206     606,204

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *Guaranty Bancorp.....................................     7,402 $    15,396
   *Guaranty Federal Bancshares, Inc.....................       909       8,681
   *Hallmark Financial Services, Inc.....................    13,444     120,324
    Hampden Bancorp, Inc.................................       818      13,554
    Hancock Holding Co...................................    72,856   2,201,708
   *Hanmi Financial Corp.................................    27,012     444,347
    Hanover Insurance Group, Inc. (The)..................    38,693   1,608,081
    Harleysville Savings Financial Corp..................     1,916      31,997
   *Harris & Harris Group, Inc...........................    21,080      79,893
    Hartford Financial Services Group, Inc...............   281,141   6,972,297
    Hawthorn Bancshares, Inc.............................     1,181      10,310
    HCC Insurance Holdings, Inc..........................    86,975   3,364,193
    Heartland Financial USA, Inc.........................    13,592     321,994
   *Heritage Commerce Corp...............................    18,624     121,242
    Heritage Financial Corp..............................    12,619     178,306
    Heritage Financial Group, Inc........................     4,012      56,208
    HF Financial Corp....................................     1,948      24,915
   *HFF, Inc. Class A....................................    24,226     422,501
   *Hilltop Holdings, Inc................................    48,151     632,704
    Hingham Institution for Savings......................       458      31,808
   *HMN Financial, Inc...................................       989       5,894
   *Home Bancorp, Inc....................................     4,739      90,468
   *Home BancShares, Inc.................................    23,870     828,766
    Home Federal Bancorp, Inc............................    11,618     149,407
   #Homeowners Choice, Inc...............................     6,791     153,477
    HopFed Bancorp, Inc..................................     1,211      11,250
    Horace Mann Educators Corp...........................    32,617     709,094
    Horizon Bancorp......................................     1,500      29,895
   *Howard Hughes Corp. (The)............................    32,509   2,340,648
    Hudson City Bancorp, Inc.............................   416,419   3,560,382
    Hudson Valley Holding Corp...........................    12,778     195,503
    Huntington Bancshares, Inc...........................   529,909   3,688,167
    IBERIABANK Corp......................................    25,354   1,305,477
   *ICG Group, Inc.......................................    30,939     371,268
    Independence Holding Co..............................     8,496      84,025
   #Independent Bank Corp. (453836108)...................    18,488     572,943
   *Independent Bank Corp. (453838609)...................     3,800      20,824
    Infinity Property & Casualty Corp....................     7,832     465,769
    Interactive Brokers Group, Inc. Class A..............    41,073     587,344
   *IntercontinentalExchange, Inc........................    28,894   4,009,042
   *InterGroup Corp. (The)...............................       200       4,602
    International Bancshares Corp........................    56,754   1,109,541
   *Intervest Bancshares Corp. Class A...................    12,162      55,945
   *INTL. FCStone, Inc...................................    13,891     243,370
    Invesco, Ltd.........................................   286,593   7,809,659
   *Investment Technology Group, Inc.....................    26,174     264,881
   *Investors Bancorp, Inc...............................    90,677   1,600,449
   *Investors Capital Holdings, Ltd......................     1,399       5,386
    Investors Title Co...................................     1,022      67,922
   #Janus Capital Group, Inc.............................   160,687   1,494,389
    Jefferies Group, Inc.................................   161,817   3,225,013
   *Jefferson Bancshares, Inc............................     1,271       4,334
    JMP Group, Inc.......................................    15,902     104,953
    Jones Lang LaSalle, Inc..............................    35,924   3,310,037
    JPMorgan Chase & Co.................................. 1,187,755  55,883,873
    KBW, Inc.............................................    28,169     447,042
    Kearny Financial Corp................................    44,060     445,006
    Kemper Corp..........................................    50,591   1,685,186
    Kennedy-Wilson Holdings, Inc.........................    40,824     611,952
    Kentucky First Federal Bancorp.......................       936       7,507
    KeyCorp..............................................   585,419   5,502,939

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
   *Knight Capital Group, Inc. Class A....................  76,893 $   286,042
    Lake Shore Bancorp, Inc...............................     125       1,325
    Lakeland Bancorp, Inc.................................  24,751     241,322
    Lakeland Financial Corp...............................  13,606     332,531
    Landmark Bancorp, Inc.................................   1,140      22,629
    Lazard, Ltd. Class A..................................  75,833   2,627,613
    Legg Mason, Inc....................................... 113,630   3,141,870
   #Leucadia National Corp................................ 153,272   3,900,772
   #Life Partners Holdings, Inc...........................   7,428      20,204
    Lincoln National Corp................................. 176,428   5,112,883
    LNB Bancorp, Inc......................................   6,277      46,136
    Loews Corp............................................  94,386   4,093,521
   *Louisiana Bancorp, Inc................................   2,100      36,246
    LPL Financial Holdings, Inc...........................  49,429   1,645,986
    LSB Financial Corp....................................     259       5,726
    M&T Bank Corp.........................................  76,732   7,879,609
  #*Macatawa Bank Corp....................................  18,694      86,927
   *Magyar Bancorp, Inc...................................     211       1,028
    Maiden Holdings, Ltd..................................  58,877     598,779
    MainSource Financial Group, Inc.......................  15,803     218,081
   *Malvern Bancorp, Inc..................................     134       1,517
  #*Markel Corp...........................................   7,234   3,444,324
   *MarketAxess Holdings, Inc.............................  24,306     919,010
    Marlin Business Services Corp.........................   9,958     219,076
    Marsh & McLennan Cos., Inc............................  98,542   3,496,270
   *Maui Land & Pineapple Co., Inc........................   2,542      10,473
    Mayflower Bancorp, Inc................................     100       1,037
    MB Financial, Inc.....................................  46,971   1,050,741
  #*MBIA, Inc............................................. 159,866   1,376,446
  #*MBT Financial Corp....................................   3,911      14,040
    MCG Capital Corp......................................  58,376     269,113
    Meadowbrook Insurance Group, Inc......................  35,445     222,240
    Medallion Financial Corp..............................  17,792     227,560
    Mercantile Bank Corp..................................   6,156     101,574
    Merchants Bancshares, Inc.............................   4,638     131,348
    Mercury General Corp..................................  47,251   1,871,140
   *Meridian Interstate Bancorp, Inc......................  15,377     268,790
    Meta Financial Group, Inc.............................   1,310      30,458
    MetLife, Inc.......................................... 293,711  10,967,169
   *Metro Bancorp, Inc....................................  10,574     166,118
   *MetroCorp Bancshares, Inc.............................   4,229      42,628
   *MGIC Investment Corp.................................. 152,142     422,955
    MicroFinancial, Inc...................................   7,011      52,653
    Mid Penn Bancorp, Inc.................................     497       5,522
    MidSouth Bancorp, Inc.................................   5,731      86,309
    MidWestOne Financial Group, Inc.......................   3,102      74,138
    Montpelier Re Holdings, Ltd...........................  46,585   1,135,742
   *Moody's Corp..........................................  65,054   3,566,260
    Morgan Stanley........................................ 421,498   9,631,229
    MSB Financial Corp....................................     339       2,441
   *MSCI, Inc.............................................  43,759   1,476,429
    MutualFirst Financial, Inc............................   2,798      36,374
    NASDAQ OMX Group, Inc. (The).......................... 136,287   3,859,648
   *National Financial Partners Corp......................  34,056     599,726
    National Interstate Corp..............................  13,695     417,698
    National Penn Bancshares, Inc......................... 129,202   1,259,720
   #National Security Group, Inc..........................     312       2,562
    National Western Life Insurance Co. Class A...........   1,427     233,172
    Naugatuck Valley Financial Corp.......................     610       4,185
   *Navigators Group, Inc. (The)..........................  11,699     634,437
    NBT Bancorp, Inc......................................  28,979     601,024

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Nelnet, Inc. Class A..................................  30,988 $  942,965
   *Netspend Holdings, Inc................................  41,192    446,521
   *New Century Bancorp, Inc..............................     300      1,863
    New Hampshire Thrift Bancshares, Inc..................   3,306     42,548
   #New York Community Bancorp, Inc....................... 275,745  3,681,196
   *NewBridge Bancorp.....................................   8,957     57,504
   *Newport Bancorp, Inc..................................   1,429     22,635
   *NewStar Financial, Inc................................  38,426    547,955
    Nicholas Financial, Inc...............................   4,022     52,568
   *North Valley Bancorp..................................     252      4,176
    Northeast Bancorp.....................................      59        550
    Northeast Community Bancorp, Inc......................   3,456     19,146
   #Northern Trust Corp................................... 151,669  7,806,403
  #*Northfield Bancorp, Inc...............................  45,011    503,669
    Northrim Bancorp, Inc.................................   3,902     84,986
    Northwest Bancshares, Inc.............................  84,721  1,033,596
   #Norwood Financial Corp................................     901     27,625
    NYSE Euronext......................................... 152,034  5,255,815
   #Ocean Shore Holding Co................................   3,964     60,689
    OceanFirst Financial Corp.............................  14,895    211,360
   *Ocwen Financial Corp.................................. 106,268  4,141,264
    Ohio Valley Banc Corp.................................   1,110     20,224
    Old National Bancorp..................................  87,803  1,173,048
    Old Republic International Corp....................... 223,257  2,545,130
  #*Old Second Bancorp, Inc...............................   4,388      9,566
   *OmniAmerican Bancorp, Inc.............................   9,490    235,447
    OneBeacon Insurance Group, Ltd. Class A...............  20,201    275,946
    Oppenheimer Holdings, Inc. Class A....................   8,464    143,973
    Oriental Financial Group, Inc.........................  38,921    559,295
    Oritani Financial Corp................................  38,610    584,555
    Pacific Continental Corp..............................  13,590    149,354
   *Pacific Mercantile Bancorp............................   7,453     43,227
   *Pacific Premier Bancorp, Inc..........................   2,700     31,131
    PacWest Bancorp.......................................  30,973    851,138
   #Park National Corp....................................  12,717    832,328
   *Park Sterling Corp....................................  20,322    115,429
    PartnerRe, Ltd........................................  38,407  3,367,910
   *Patriot National Bancorp..............................     500        810
    Peapack-Gladstone Financial Corp......................   5,258     77,240
    Penns Woods Bancorp, Inc..............................   3,034    121,633
    Peoples Bancorp.......................................     470      9,463
    Peoples Bancorp of North Carolina.....................   2,042     20,930
    Peoples Bancorp, Inc..................................   8,479    183,994
    People's United Financial, Inc........................ 255,794  3,148,824
  #*PHH Corp..............................................  46,987  1,028,076
   *Phoenix Cos, Inc. (The)...............................   3,363     91,406
   *PICO Holdings, Inc....................................  18,457    388,151
   *Pinnacle Financial Partners, Inc......................  29,647    636,521
   *Piper Jaffray Cos.....................................  12,428    481,336
    Platinum Underwriters Holdings, Ltd...................  28,173  1,372,870
    PNC Financial Services Group, Inc..................... 158,608  9,801,974
   *Popular, Inc..........................................  88,205  2,367,422
   *Porter Bancorp, Inc...................................   3,389      3,694
  #*Portfolio Recovery Associates, Inc....................  13,469  1,440,510
   *Preferred Bank........................................   1,261     18,953
    Premier Financial Bancorp, Inc........................   2,911     33,040
    Primerica, Inc........................................  51,062  1,678,919
   *Primus Guaranty, Ltd..................................  16,378    153,134
    Principal Financial Group, Inc........................ 188,338  5,840,361
    PrivateBancorp, Inc...................................  62,982  1,081,401
    ProAssurance Corp.....................................  52,550  2,366,852

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Progressive Corp. (The)............................... 127,181 $2,860,301
   #Prosperity Bancshares, Inc............................  49,050  2,212,646
    Protective Life Corp..................................  67,593  2,138,643
    Provident Financial Holdings, Inc.....................   6,264    104,233
    Provident Financial Services, Inc.....................  49,741    737,659
    Provident New York BanCorp............................  29,856    266,614
   *Prudential Bancorp, Inc. of Pennsylvania..............   3,011     21,875
    Prudential Financial, Inc............................. 136,628  7,908,029
   *PSB Holdings, Inc.....................................   1,100      6,501
    Pulaski Financial Corp................................   7,180     69,574
    Pzena Investment Management, Inc. Class A.............   2,370     13,817
    QC Holdings, Inc......................................   8,157     27,163
    QCR Holdings, Inc.....................................   1,185     18,427
    Radian Group, Inc..................................... 100,718    647,617
   #Raymond James Financial, Inc..........................  86,676  3,868,350
    Regions Financial Corp................................ 906,950  7,056,071
    Reinsurance Group of America, Inc.....................  61,633  3,537,118
    RenaissanceRe Holdings, Ltd...........................  41,329  3,539,416
    Renasant Corp.........................................  20,826    405,066
    Republic Bancorp, Inc. Class A........................  14,893    334,646
   *Republic First Bancorp, Inc...........................  14,828     36,922
    Resource America, Inc. Class A........................  13,106    101,572
   *Riverview Bancorp, Inc................................   9,533     21,449
   #RLI Corp..............................................  18,093  1,248,598
    Rockville Financial, Inc..............................  23,774    306,209
    Roma Financial Corp...................................  16,685    251,610
   *Royal Bancshares of Pennsylvania, Inc. Class A........   2,453      3,802
   *Rurban Financial Corp.................................   1,124      8,756
   #Ryman Hospitality Properties..........................  38,400  1,534,848
    S&T Bancorp, Inc......................................  24,672    454,952
    S.Y. Bancorp, Inc.....................................  11,300    255,493
   *Safeguard Scientifics, Inc............................  17,504    270,262
    Safety Insurance Group, Inc...........................  13,085    628,211
    Salisbury Bancorp, Inc................................     543     13,575
    Sandy Spring Bancorp, Inc.............................  20,184    400,652
    SCBT Financial Corp...................................  12,708    535,007
    SeaBright Holdings, Inc...............................  16,831    186,656
   *Seacoast Banking Corp. of Florida.....................   6,793     12,159
  #*Security National Financial Corp. Class A.............     858     10,423
    SEI Investments Co.................................... 113,730  3,066,161
    Selective Insurance Group, Inc........................  46,981    963,580
    Shore Bancshares, Inc.................................   3,114     16,504
    SI Financial Group, Inc...............................   5,540     64,486
   *Siebert Financial Corp................................   3,562      5,414
    Sierra BanCorp........................................   9,027    112,476
  #*Signature Bank........................................  30,855  2,281,110
    Simmons First National Corp. Class A..................  14,165    361,632
    Simplicity Bancorp, Inc...............................   6,143     88,582
    SLM Corp.............................................. 293,828  4,962,755
    Somerset Hills BanCorp................................   1,508     17,252
   *South Street Financial Corp...........................     300      1,500
   *Southcoast Financial Corp.............................   2,318     11,105
   *Southern Connecticut Bancorp, Inc.....................     400      1,480
   *Southern First Bancshares, Inc........................   1,053     10,116
    Southern Missouri Bancorp, Inc........................     557     13,329
    Southern National Bancorp of Virginia, Inc............     302      2,789
   #Southside Bancshares, Inc.............................  14,492    306,365
   *Southwest Bancorp, Inc................................  15,250    195,352
    Southwest Georgia Financial Corp......................     863     10,037
   *St. Joe Co. (The).....................................  68,568  1,611,348
    StanCorp Financial Group, Inc.........................  34,707  1,349,755

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    State Auto Financial Corp.............................  29,959 $   455,976
    State Street Corp..................................... 139,675   7,772,914
    StellarOne Corp.......................................  17,391     259,995
    Sterling Bancorp......................................  25,571     245,226
    Stewart Information Services Corp.....................  15,271     405,598
   *Stifel Financial Corp.................................  45,873   1,690,420
   *Stratus Properties, Inc...............................   2,912      30,256
   *Suffolk Bancorp.......................................   6,739      93,200
    Summit State Bank.....................................   1,967      15,972
   *Sun Bancorp, Inc......................................  26,691      92,351
    SunTrust Banks, Inc................................... 310,288   8,802,871
    Susquehanna Bancshares, Inc........................... 160,314   1,830,786
   *Sussex Bancorp........................................     332       2,005
   *SVB Financial Group...................................  38,138   2,531,219
   *SWS Group, Inc........................................  12,800      84,352
    Symetra Financial Corp................................  95,665   1,334,527
    Synovus Financial Corp................................ 678,361   1,750,171
   *T. Rowe Price Group, Inc..............................  48,644   3,475,614
   *Taylor Capital Group, Inc.............................  23,708     411,334
   #TCF Financial Corp.................................... 141,826   1,937,343
    TD Ameritrade Holding Corp............................ 165,550   3,210,014
    Teche Holding Co......................................     824      32,136
   *Tejon Ranch Co........................................  13,242     404,676
    Territorial Bancorp, Inc..............................   9,185     210,428
   #Teton Advisors, Inc. Class A..........................      29         515
   *Texas Capital Bancshares, Inc.........................  27,684   1,146,118
    TF Financial Corp.....................................   1,494      36,730
   *TFS Financial Corp.................................... 171,635   1,755,826
    Thomas Properties Group, Inc..........................  39,595     203,914
   *Timberland Bancorp, Inc...............................   1,600      13,072
    Tompkins Financial Corp...............................  11,822     483,638
    Torchmark Corp........................................  59,400   3,309,174
    Tower Financial Corp..................................     578       6,820
    Tower Group, Inc......................................  30,957     597,470
    TowneBank.............................................  25,090     380,615
    Travelers Cos., Inc. (The)............................ 118,337   9,284,721
    Tree.com, Inc.........................................   6,506     113,725
    TriCo Bancshares......................................  12,487     205,786
    TrustCo Bank Corp.....................................  79,487     420,486
    Trustmark Corp........................................  53,369   1,234,425
    U.S. Bancorp.......................................... 542,531  17,957,776
   #UMB Financial Corp....................................  33,411   1,479,105
    Umpqua Holdings Corp..................................  96,409   1,218,610
    Unico American Corp...................................     100       1,241
   #Union Bankshares, Inc.................................     863      17,346
    Union First Market Bankshares Corp....................  19,303     337,416
   #United Bancshares, Inc. (909458101)...................   1,036      12,246
   #United Bancshares, Inc. (909907107)...................  43,358   1,105,195
   *United Community BanCorp..............................      99         980
   *United Community Banks, Inc...........................  36,152     379,234
   *United Community Financial Corp.......................   5,432      16,785
    United Financial Bancorp, Inc.........................  13,747     205,793
    United Fire Group, Inc................................  21,736     504,058
  #*United Security Bancshares............................   4,362      16,184
   *Unity Bancorp, Inc....................................   3,873      23,819
    Universal Insurance Holdings, Inc.....................  34,078     154,714
    Univest Corp. of Pennsylvania.........................  13,428     226,665
    Unum Group............................................ 166,966   3,891,977
    Validus Holdings, Ltd.................................  92,435   3,365,558
   #Valley National Bancorp............................... 163,307   1,598,776
    ViewPoint Financial Group, Inc........................  33,817     715,230

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
   *Virginia Commerce Bancorp, Inc......................    24,016 $    315,570
   *Virtus Investment Partners, Inc.....................     2,925      435,854
   #VSB Bancorp, Inc....................................       169        1,775
   *Waddell & Reed Financial, Inc.......................    54,407    2,159,958
   *Walker & Dunlop, Inc................................     9,634      206,938
    Washington Banking Co...............................    12,496      176,069
    Washington Federal, Inc.............................    91,361    1,607,040
    Washington Trust Bancorp, Inc.......................    13,785      363,373
   *Waterstone Financial, Inc...........................    11,972       89,551
    Wayne Savings Bancshares, Inc.......................       955        9,531
    Webster Financial Corp..............................    73,484    1,635,019
    Wells Fargo & Co.................................... 1,545,748   53,838,403
    WesBanco, Inc.......................................    22,603      524,168
    West Bancorporation, Inc............................    12,598      139,460
    West Coast Bancorp..................................    15,030      356,512
  #*Westamerica Bancorporation..........................    18,080      803,114
   *Western Alliance Bancorp............................    74,178      912,389
    Westfield Financial, Inc............................    20,512      154,660
    Westwood Holdings Group, Inc........................     4,374      183,883
    White River Capital, Inc............................       986       21,248
    Willis Group Holdings P.L.C.........................    46,883    1,674,192
   *Wilshire Bancorp, Inc...............................    60,937      374,153
   #Wintrust Financial Corp.............................    31,408    1,164,295
   *World Acceptance Corp...............................     9,067      703,146
    WR Berkley Corp.....................................    85,048    3,501,426
   *WSB Holdings, Inc...................................     1,227        7,448
    WSFS Financial Corp.................................     1,551       70,524
    WVS Financial Corp..................................       803        8,432
    XL Group P.L.C......................................   192,895    5,347,049
   *Yadkin Valley Financial Corp........................     6,576       22,095
    Zions Bancorporation................................   158,186    3,688,898
   *ZipRealty, Inc......................................    11,687       40,437
                                                                   ------------
Total Financials........................................            932,289,360
                                                                   ------------
Health Care -- (10.4%)
    Abaxis, Inc.........................................     7,459      288,812
   *Abbott Laboratories.................................   346,657   11,744,739
   *AbbVie, Inc.........................................   326,296   11,971,800
   *ABIOMED, Inc........................................     3,762       52,480
  #*Acadia Healthcare Co., Inc..........................     1,667       42,625
   *Accuray, Inc........................................    47,447      242,454
   *Acorda Therapeutics, Inc............................    26,445      763,732
   *Actavis, Inc........................................    72,376    6,252,563
   *Adcare Health Systems, Inc..........................     2,983       14,826
   *Addus HomeCare Corp.................................     5,033       41,673
   *ADVENTRX Pharmaceuticals, Inc.......................     9,644        6,992
    Aetna, Inc..........................................    95,807    4,620,772
   *Affymax, Inc........................................    23,828      448,205
   *Affymetrix, Inc.....................................    57,066      216,280
    Agilent Technologies, Inc...........................    58,614    2,624,735
   *Air Methods Corp....................................    26,900    1,176,068
  #*Akorn, Inc..........................................     9,885      129,395
   *Albany Molecular Research, Inc......................    23,579      140,767
   *Alere, Inc..........................................    69,368    1,474,764
   *Alexion Pharmaceuticals, Inc........................    39,749    3,736,009
  #*Align Technology, Inc...............................    53,254    1,670,045
   *Alkermes P.L.C......................................    87,769    2,023,075
   *Allergan, Inc.......................................    60,834    6,388,178
   *Alliance HealthCare Services, Inc...................     5,220       33,931
   *Allied Healthcare Products, Inc.....................     1,583        4,021
   *Allscripts Healthcare Solutions, Inc................   141,870    1,571,920

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
    Almost Family, Inc....................................   7,302 $   146,186
   *Alnylam Pharmaceuticals, Inc..........................  21,190     511,315
   *Alphatec Holdings, Inc................................  40,201      69,548
   *AMAG Pharmaceuticals, Inc.............................  13,289     211,960
   *Amedisys, Inc.........................................  25,131     279,457
   *American Shared Hospital Services.....................     797       1,793
   *AmerisourceBergen Corp................................  68,769   3,120,050
    Amgen, Inc............................................ 198,736  16,983,979
   *AMN Healthcare Services, Inc..........................  31,682     384,936
   *Amsurg Corp...........................................  27,080     845,167
    Analogic Corp.........................................   9,696     738,738
   *AngioDynamics, Inc....................................  20,705     252,601
   *Anika Therapeutics, Inc...............................  10,932     116,098
  #*Arena Pharmaceuticals, Inc............................  82,465     696,005
   *Ariad Pharmaceuticals, Inc............................  65,500   1,302,140
   *Arqule, Inc...........................................  11,499      29,092
   *Array BioPharma, Inc..................................  15,525      58,529
    Arrhythmia Research Technology, Inc...................   1,150       3,025
   *ArthroCare Corp.......................................  18,349     668,454
    Assisted Living Concepts, Inc. Class A................  14,914     146,455
   *Astex Pharmaceuticals, Inc............................  72,130     241,636
  #*athenahealth, Inc.....................................  11,086     958,606
   *AtriCure, Inc.........................................   2,500      20,150
    Atrion Corp...........................................   1,243     249,234
   *Authentidate Holding Corp.............................     326         218
  #*AVEO Pharmaceuticals, Inc.............................   1,372      10,853
   *Bard (C.R.), Inc......................................  19,941   2,035,378
   *Baxter International, Inc............................. 109,383   7,420,543
   *Becton Dickinson & Co.................................  39,075   3,283,863
   *Bioanalytical Systems, Inc............................     400         680
   *BioClinica, Inc.......................................   9,268      66,822
   *BioCryst Pharmaceuticals, Inc.........................   9,125      14,783
   *Biogen Idec, Inc......................................  43,247   6,749,992
  #*BioMarin Pharmaceutical, Inc..........................  69,676   3,824,516
   *BioMimetic Therapeutics, Inc..........................   4,613      39,118
   *Bio-Rad Laboratories, Inc. Class A....................  19,957   2,270,907
  #*Bio-Rad Laboratories, Inc. Class B....................   1,562     179,614
  #*Bio-Reference Labs, Inc...............................  19,000     527,630
   *BioScrip, Inc.........................................  47,752     536,255
   *BioSpecifics Technologies Corp........................     900      13,725
   *Biota Pharmaceuticals, Inc............................   1,866       7,371
   *Boston Scientific Corp................................ 909,422   6,793,382
   *Bovie Medical Corp....................................   7,222      19,861
   *Bristol-Myers Squibb Co............................... 341,582  12,344,773
   *Brookdale Senior Living, Inc..........................  94,587   2,554,795
   *Bruker Corp........................................... 114,235   1,927,144
   *Cambrex Corp..........................................  22,242     261,344
   *Cantel Medical Corp...................................  17,949     563,778
   *Capital Senior Living Corp............................  21,903     465,001
   *Cardica, Inc..........................................   1,700       2,635
    Cardinal Health, Inc..................................  91,267   3,998,407
   *CardioNet, Inc........................................  14,724      33,129
   *CareFusion Corp....................................... 136,950   4,250,928
   *CAS Medical Systems, Inc..............................   2,100       4,043
   *Catamaran Corp........................................  39,926   2,071,760
   *Celgene Corp..........................................  87,649   8,673,745
   *Celldex Therapeutics, Inc.............................  36,352     271,186
  #*Celsion Corp..........................................   3,000       4,530
  #*Centene Corp..........................................  35,078   1,513,966
  #*Cepheid, Inc..........................................  19,561     708,499
   *Cerner Corp...........................................  40,954   3,380,753

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Charles River Laboratories International, Inc.........  37,269 $ 1,539,955
  #*Chemed Corp...........................................  13,200     997,260
   *Chindex International, Inc............................   8,632      95,297
    Cigna Corp............................................ 155,296   9,059,969
   *Codexis, Inc..........................................   5,607      13,289
   *Columbia Laboratories, Inc............................   3,090       1,920
    Community Health Systems, Inc.........................  78,362   3,003,615
   *Computer Programs & Systems, Inc......................   2,569     135,155
   *Conceptus, Inc........................................  18,494     382,086
    CONMED Corp...........................................  22,248     653,424
   #Cooper Cos., Inc. (The)...............................  37,885   3,839,645
   *Cornerstone Therapeutics, Inc.........................   1,213       6,611
   *Corvel Corp...........................................   6,829     312,768
  #*Covance, Inc..........................................  36,500   2,434,915
    Coventry Health Care, Inc.............................  83,985   3,849,033
    Covidien P.L.C........................................  76,523   4,770,444
   *Cross Country Healthcare, Inc.........................  21,023     118,780
    CryoLife, Inc.........................................  22,497     144,431
   *Cubist Pharmaceuticals, Inc...........................  43,014   1,851,323
   *Cumberland Pharmaceuticals, Inc.......................  14,360      60,312
   *Cutera, Inc...........................................  10,803     118,833
   *Cyberonics, Inc.......................................  11,368     492,916
  #*Cyclacel Pharmaceuticals, Inc.........................   3,700      20,461
   *Cynosure, Inc. Class A................................   7,036     187,861
   *Cytokinetics, Inc.....................................  14,824      17,492
   *DaVita HealthCare Partners, Inc.......................  26,418   3,048,901
    Daxor Corp............................................   2,013      15,681
    DENTSPLY International, Inc...........................  42,541   1,776,512
   *Depomed, Inc..........................................  31,805     222,953
   *Digirad Corp..........................................   9,575      17,714
   *Durect Corp...........................................  18,393      20,048
   *Dyax Corp.............................................  24,678      78,476
  o*Dynacq Healthcare, Inc................................   2,500           5
   *Edwards Lifesciences Corp.............................  31,200   2,805,816
   *Eli Lilly & Co........................................ 217,810  11,694,219
   *Emergent Biosolutions, Inc............................  30,765     493,778
   *Emeritus Corp.........................................  26,182     709,009
   *Endo Health Solutions, Inc............................  89,837   2,844,239
  #*Endocyte, Inc.........................................  14,477     145,204
   *Ensign Group, Inc. (The)..............................  16,956     484,263
   *EnteroMedics, Inc.....................................     100         309
  o*Enzo Biochem, Inc.....................................  23,675      68,421
    Enzon Pharmaceuticals, Inc............................  38,733     191,728
   *Exact Sciences Corp...................................   1,550      17,081
   *Exactech, Inc.........................................  10,303     197,715
   *ExamWorks Group, Inc..................................  13,795     199,614
   *Express Scripts Holding Co............................ 235,374  12,573,679
   *Five Star Quality Care, Inc...........................  39,202     221,883
   *Forest Laboratories, Inc.............................. 167,880   6,094,044
   *Furiex Pharmaceuticals, Inc...........................   6,522     209,682
   *Future Healthcare of America..........................   5,042         832
   *Genomic Health, Inc...................................   1,494      41,907
   *Gentiva Health Services, Inc..........................  26,165     259,295
   *GenVec, Inc...........................................     183         300
   *Geron Corp............................................  21,919      34,632
   *Gilead Sciences, Inc.................................. 316,000  12,466,200
   *Greatbatch, Inc.......................................  19,695     522,705
   *GTx, Inc..............................................   8,205      41,025
   *Haemonetics Corp......................................  35,208   1,476,624
   *Hanger, Inc...........................................  29,350     843,226
   *Harvard Bioscience, Inc...............................  18,001      89,465

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
    HCA Holdings, Inc.....................................  38,150 $ 1,436,348
   *Health Management Associates, Inc. Class A............ 211,288   2,205,847
   *Health Net, Inc.......................................  66,534   1,809,725
   *HealthSouth Corp......................................  49,567   1,182,669
   *HealthStream, Inc.....................................  10,500     260,190
   *Healthways, Inc.......................................  28,311     297,832
   *Henry Schein, Inc.....................................  28,322   2,445,321
   *Hill-Rom Holdings, Inc................................  40,815   1,354,242
   *Hi-Tech Pharmacal Co., Inc............................  11,556     422,950
   *HMS Holdings Corp.....................................  55,059   1,500,908
   *Hologic, Inc.......................................... 166,553   3,970,624
  #*Horizon Pharma, Inc...................................  25,543      54,407
   *Hospira, Inc..........................................  98,534   3,361,980
    Humana, Inc...........................................  57,122   4,247,592
   *ICU Medical, Inc......................................   9,985     603,593
   *Idera Pharmaceuticals, Inc............................  12,837       9,243
   *IDEXX Laboratories, Inc...............................  13,105   1,247,727
   *Illumina, Inc.........................................  26,835   1,358,656
   *Immunomedics, Inc.....................................  20,669      59,733
   *Impax Laboratories, Inc...............................  45,504     917,361
   *Incyte Corp...........................................  86,183   1,584,044
   *Infinity Pharmaceuticals, Inc.........................  11,703     403,168
   *Integra LifeSciences Holdings Corp....................  18,396     775,391
   *Intuitive Surgical, Inc...............................   7,303   4,194,697
    Invacare Corp.........................................  25,268     397,466
   *IPC The Hospitalist Co................................  10,754     458,551
   *Iridex Corp...........................................   2,696      11,269
   *Jazz Pharmaceuticals P.L.C............................  40,474   2,282,329
   *Johnson & Johnson..................................... 601,644  44,473,524
    Kewaunee Scientific Corp..............................   1,352      16,751
   *Kindred Healthcare, Inc...............................  45,250     487,795
   *Laboratory Corp. of America Holdings..................  27,791   2,487,294
    Landauer, Inc.........................................   3,782     238,228
   *Lannet Co., Inc.......................................  17,067     102,061
   *LCA-Vision, Inc.......................................   8,304      27,237
    LeMaitre Vascular, Inc................................   8,529      54,159
   *LHC Group, Inc........................................  14,997     320,336
   *Life Technologies Corp................................ 108,312   7,006,703
  #*LifePoint Hospitals, Inc..............................  41,204   1,801,027
   *Luminex Corp..........................................  23,701     435,624
   *Magellan Health Services, Inc.........................  23,636   1,212,527
   *Masimo Corp...........................................  37,917     769,715
    Maxygen, Inc..........................................  18,827      46,126
   *McKesson Corp.........................................  49,595   5,218,882
   *MedAssets, Inc........................................  50,588     988,995
  o*MedCath Corp..........................................  11,283      15,458
   *Medical Action Industries, Inc........................  11,743      54,135
   *Medicines Co. (The)...................................  35,701   1,066,746
  #*MediciNova, Inc.......................................   1,657       3,032
   *Medidata Solutions, Inc...............................   9,417     440,621
   *Medivation, Inc.......................................  44,218   2,403,690
   *MEDNAX, Inc...........................................  41,168   3,522,334
   *Medtronic, Inc........................................ 179,623   8,370,432
    Merck & Co., Inc...................................... 801,185  34,651,251
   *Merge Healthcare, Inc.................................   2,076       5,584
   *Merit Medical Systems, Inc............................  36,050     500,014
   *Mettler Toledo International, Inc.....................   8,100   1,721,493
   *Misonix, Inc..........................................   2,220      17,094
   *Molina Healthcare, Inc................................  40,400   1,159,884
   *Momenta Pharmaceuticals, Inc..........................  42,005     529,683
   *MWI Veterinary Supply, Inc............................   7,765     872,087

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *Mylan, Inc...........................................   188,896 $ 5,340,090
   *Myrexis, Inc.........................................    16,233      47,725
  #*Myriad Genetics, Inc.................................    55,619   1,505,050
   *Nanosphere, Inc......................................    12,030      33,804
    National Healthcare Corp.............................    11,008     529,815
    National Research Corp...............................     3,887     209,043
   *Natus Medical, Inc...................................    24,183     297,935
  #*Neogen Corp..........................................     7,718     358,810
   *Neurocrine Biosciences, Inc..........................     7,051      63,882
  #*Novavax, Inc.........................................     8,202      14,682
   *NuVasive, Inc........................................    35,753     616,024
   *Obagi Medical Products, Inc..........................    12,100     173,877
    Omnicare, Inc........................................    92,436   3,600,382
   *Omnicell, Inc........................................    28,317     447,409
   *OncoGenex Pharmaceutical, Inc........................     1,100      14,476
  #*Onyx Pharmaceuticals, Inc............................    39,116   3,032,272
   *OraSure Technologies, Inc............................    17,252     121,627
   *Orexigen Therapeutics, Inc...........................    31,180     178,350
   *Orthofix International NV............................    12,389     472,640
  #*Osiris Therapeutics, Inc.............................     7,871      61,945
  #*Owens & Minor, Inc...................................    54,989   1,683,213
   *Pain Therapeutics, Inc...............................    19,386      53,118
   *Palomar Medical Technologies, Inc....................    14,702     143,639
   *PAREXEL International Corp...........................    40,838   1,382,366
    Patterson Cos., Inc..................................    73,793   2,666,141
   *PDI, Inc.............................................    10,163      78,763
   #PDL BioPharma, Inc...................................    96,954     667,044
    PerkinElmer, Inc.....................................    98,155   3,458,982
   *Pernix Therapeutics Holdings, Inc....................     2,907      23,518
   *Perrigo Co...........................................    23,021   2,313,841
    Pfizer, Inc.......................................... 2,214,432  60,409,705
   *PharMerica Corp......................................    25,165     364,389
  #*PhotoMedex, Inc......................................     5,223      74,010
   *Pozen, Inc...........................................    20,954     111,266
   *Progenics Pharmaceuticals, Inc.......................    20,400      58,140
   *ProPhase Labs, Inc...................................     3,827       6,429
   *Providence Service Corp. (The).......................    10,710     198,456
   *pSivida Corp.........................................     6,147       8,544
   *PSS World Medical, Inc...............................    33,140     958,740
    Psychemedics Corp....................................       400       4,772
    Quality Systems, Inc.................................    17,060     311,174
   #Quest Diagnostics, Inc...............................    52,406   3,036,928
   #Questcor Pharmaceuticals, Inc........................    23,945     610,119
  #*Quidel Corp..........................................    21,321     478,443
   *RadNet, Inc..........................................    17,856      52,854
   *Regeneron Pharmaceuticals, Inc.......................    26,202   4,557,576
   *Repligen Corp........................................    21,036     145,148
   #ResMed, Inc..........................................    42,135   1,845,513
   *Retractable Technologies, Inc........................     2,700       2,565
   *Rigel Pharmaceuticals, Inc...........................    42,498     278,787
   *Rochester Medical Corp...............................     8,952     104,559
   *Rockwell Medical, Inc................................     3,292      20,147
   *RTI Biologics, Inc...................................    47,690     234,635
   *Salix Pharmaceuticals, Ltd...........................    36,039   1,726,268
  #*Sangamo Biosciences, Inc.............................     9,721      93,030
   *Santarus, Inc........................................    24,599     328,643
   *SciClone Pharmaceuticals, Inc........................    45,988     240,517
  #*Seattle Genetics, Inc................................    36,500   1,074,925
    Select Medical Holdings Corp.........................   109,962   1,071,030
   *SIGA Technologies, Inc...............................     2,500       7,300
   *Sirona Dental Systems, Inc...........................    37,804   2,512,832

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Skilled Healthcare Group, Inc. Class A................  14,705 $     78,231
   *Solta Medical, Inc....................................  49,675      127,168
   *Somaxon Pharmaceuticals, Inc..........................     312          936
    Span-American Medical System, Inc.....................   1,628       31,290
   *Spectranetics Corp....................................  16,764      279,288
   #Spectrum Pharmaceuticals, Inc.........................  39,588      499,205
    St. Jude Medical, Inc.................................  73,498    2,991,369
   *Staar Surgical Co.....................................   7,839       44,369
  #*Stereotaxis, Inc......................................   1,899        4,064
   *STERIS Corp...........................................  39,646    1,495,844
   *Strategic Diagnostics, Inc............................   6,364        7,573
    Stryker Corp..........................................  49,385    3,093,970
   *Sucampo Pharmaceuticals, Inc. Class A.................   7,466       38,749
   *SunLink Health Systems, Inc...........................   2,605        2,944
   *SurModics, Inc........................................  12,999      313,406
   *Symmetry Medical, Inc.................................  31,939      342,067
   *Synageva BioPharma Corp...............................   1,936       89,559
   *Synta Pharmaceuticals Corp............................   4,683       52,450
   *Targacept, Inc........................................   1,592        7,148
   *Team Health Holdings, Inc.............................  33,703    1,141,521
    Techne Corp...........................................  24,459    1,753,221
    Teleflex, Inc.........................................  35,362    2,652,150
   *Tenet Healthcare Corp.................................  81,518    3,165,344
   *Theragenics Corp......................................   4,600        7,130
 o#*Theravance, Inc.......................................   4,049       90,090
    Thermo Fisher Scientific, Inc......................... 106,472    7,680,890
   *Thoratec Corp.........................................  40,812    1,490,862
   *Tornier NV............................................   4,016       69,236
   *TranS1, Inc...........................................  17,578       43,769
   *Transcept Pharmaceuticals, Inc........................   9,901       57,822
   *Triple-S Management Corp. Class B.....................  15,427      278,766
   *Trius Therapeutics, Inc...............................  17,906       92,395
   *U.S. Physical Therapy, Inc............................   8,105      199,383
   *United Therapeutics Corp..............................  34,678    1,868,797
    UnitedHealth Group, Inc............................... 277,163   15,302,169
    Universal American Corp...............................  69,155      647,982
    Universal Health Services, Inc. Class B...............  69,385    3,929,966
   *Urologix, Inc.........................................     800          584
   *Uroplasty, Inc........................................   2,100        5,460
    Utah Medical Products, Inc............................   2,567      103,193
   *Vanguard Health Systems, Inc..........................  13,135      183,496
   *Varian Medical Systems, Inc...........................  26,241    1,853,927
   *Vascular Solutions, Inc...............................  11,130      185,982
  #*VCA Antech, Inc.......................................  71,508    1,544,573
   *Vertex Pharmaceuticals, Inc...........................  47,481    2,126,199
   *Vical, Inc............................................  46,311      165,793
   *ViroPharma, Inc.......................................  57,223    1,525,565
   *Volcano Corp..........................................   4,371      109,450
    Warner Chilcott P.L.C.................................  95,256    1,349,778
   *Waters Corp...........................................  20,484    1,875,720
   *WellCare Health Plans, Inc............................  28,999    1,470,539
    WellPoint, Inc........................................  94,098    6,099,432
   *West Pharmaceutical Services, Inc.....................  24,794    1,468,053
   *Wright Medical Group, Inc.............................  34,396      727,131
   *XenoPort, Inc.........................................  22,266      186,812
   oYoung Innovations, Inc................................   6,383      251,937
   *Zalicus, Inc..........................................  18,702       14,354
    Zimmer Holdings, Inc.................................. 100,495    7,496,927
                                                                   ------------
Total Health Care.........................................          605,665,242
                                                                   ------------

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (12.6%)
   *3M Co................................................. 139,431 $14,019,787
    A.O. Smith Corp.......................................  30,911   2,141,514
   *A.T. Cross Co. Class A................................   9,465     108,280
   *AAON, Inc.............................................  16,366     372,163
    AAR Corp..............................................  33,932     639,618
    ABM Industries, Inc...................................  47,053   1,031,402
   *Acacia Research Corp..................................  18,893     482,338
  #*ACCO Brands Corp......................................  58,601     488,146
   *Accuride Corp.........................................  11,514      43,293
    Aceto Corp............................................  22,844     238,491
    Acme United Corp......................................   1,000      12,170
   #Acorn Energy, Inc.....................................  10,523      77,449
   *Active Power, Inc.....................................     360       1,508
   *Actuant Corp. Class A.................................  63,229   1,863,991
    Acuity Brands, Inc....................................  29,108   2,002,630
  #*Adept Technology, Inc.................................   6,777      26,295
    ADT Corp. (The).......................................  65,681   3,119,848
   *Advisory Board Co. (The)..............................  13,900     753,797
   *AECOM Technology Corp.................................  93,869   2,400,230
   *Aegion Corp...........................................  33,270     782,510
   *AeroCentury Corp......................................     691      11,678
   *Aerosonic Corp........................................     400       1,560
   *Aerovironment, Inc....................................  18,552     401,651
   *AGCO Corp.............................................  57,644   3,055,132
   *Air Transport Services Group, Inc.....................  48,628     226,120
    Aircastle, Ltd........................................  39,578     546,176
    Alamo Group, Inc......................................  10,004     339,736
  #*Alaska Air Group, Inc.................................  61,026   2,815,129
    Albany International Corp. Class A....................  24,042     602,493
   *Allegiant Travel Co...................................  13,384     996,706
    Alliant Techsystems, Inc..............................  28,189   1,824,392
  o*Allied Defense Group, Inc. (The)......................   3,200      16,832
    Allied Motion Technologies, Inc.......................   5,104      34,401
    Altra Holdings, Inc...................................  22,993     550,682
    Amerco, Inc...........................................  15,134   2,034,918
   *Ameresco, Inc. Class A................................  19,615     193,012
    American Railcar Industries, Inc......................  18,192     715,673
   *American Science & Engineering, Inc...................   5,659     382,435
  #*American Superconductor Corp..........................   8,960      23,744
   *American Woodmark Corp................................  10,847     301,655
    AMETEK, Inc...........................................  70,834   2,903,486
    Ampco-Pittsburgh Corp.................................   7,591     139,826
   *AMREP Corp............................................   2,800      28,000
   *Apogee Enterprises, Inc...............................  22,963     561,445
   *Applied Industrial Technologies, Inc..................  28,391   1,248,068
   *ARC Document Solutions, Inc...........................  33,435      79,910
   *Argan, Inc............................................   9,340     175,592
    Arkansas Best Corp....................................  18,876     198,576
   *Armstrong World Industries, Inc.......................  40,555   2,230,119
   *Arotech Corp..........................................     901         955
   *Ascent Solar Technologies, Inc........................  14,292       9,433
    Astec Industries, Inc.................................  18,865     666,312
   *Astronics Corp........................................   6,982     159,958
   *Atlas Air Worldwide Holdings, Inc.....................  22,593   1,018,718
   *Avalon Holding Corp. Class A..........................     500       1,985
    Avery Dennison Corp...................................  82,517   3,177,730
   *Avis Budget Group, Inc................................  88,771   1,911,240
   *AZZ, Inc..............................................  17,266     738,812
   *B/E Aerospace, Inc....................................  54,163   2,788,853
   *Babcock & Wilcox Co. (The)............................  81,802   2,179,205
    Baltic Trading, Ltd...................................   2,517       8,130

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    Barnes Group, Inc.....................................  46,895 $ 1,120,791
    Barrett Business Services, Inc........................   7,132     286,992
   *Beacon Roofing Supply, Inc............................  36,860   1,332,120
    Belden, Inc...........................................  30,620   1,474,353
   *Blount International, Inc.............................  18,483     315,135
   *BlueLinx Holdings, Inc................................  19,016      58,950
   *Boeing Co. (The)...................................... 150,186  11,094,240
    Brady Corp. Class A...................................  41,278   1,440,189
   *Breeze-Eastern Corp...................................   4,762      38,596
   #Briggs & Stratton Corp................................  41,254     978,957
   *Brink's Co. (The).....................................  32,667     974,130
   *Broadwind Energy, Inc.................................     488       1,171
   *Builders FirstSource, Inc.............................  59,256     371,535
   *C.H. Robinson Worldwide, Inc..........................  41,492   2,744,696
   *CAI International, Inc................................  15,153     380,037
    Carlisle Cos., Inc....................................  42,733   2,741,322
    Cascade Corp..........................................   8,970     579,193
   *Casella Waste Systems, Inc. Class A...................  19,206      87,195
   *Caterpillar, Inc...................................... 135,730  13,354,475
   *CBIZ, Inc.............................................  41,754     253,029
    CDI Corp..............................................  15,523     264,201
    CECO Environmental Corp...............................   9,392     103,876
    Celadon Group, Inc....................................  19,466     385,621
   *Champion Industries, Inc..............................   2,518         277
   *Chart Industries, Inc.................................  20,592   1,362,984
    Chicago Rivet & Machine Co............................     474       9,750
    Cintas Corp...........................................  87,943   3,716,471
    CIRCOR International, Inc.............................  14,905     618,558
    CLAROC, Inc...........................................  32,969   1,663,616
   *Clean Harbors, Inc....................................  34,610   1,923,970
    CNH Global NV.........................................  45,165   2,156,177
    Coleman Cable, Inc....................................   5,543      56,705
  #*Colfax Corp...........................................  78,934   3,521,246
   *Columbus McKinnon Corp................................  15,392     291,217
    Comfort Systems USA, Inc..............................  31,681     409,002
   *Command Security Corp.................................   4,000       8,400
   *Commercial Vehicle Group, Inc.........................  13,542     109,555
    CompX International, Inc..............................   1,315      17,753
   *Consolidated Graphics, Inc............................   8,100     296,703
    Con-way, Inc..........................................  41,925   1,315,607
   *Copart, Inc...........................................  76,454   2,745,463
   *Corporate Executive Board Co. (The)...................  13,793     691,167
    Corrections Corp. of America..........................  78,836   2,987,096
    Courier Corp..........................................   8,848     107,149
    Covanta Holding Corp.................................. 114,283   2,253,661
   *Covenant Transportation Group, Inc. Class A...........   7,022      44,309
   *CPI Aerostructures, Inc...............................   4,216      47,556
   *CRA International, Inc................................   6,991     129,963
    Crane Co..............................................  38,023   1,911,796
    CSX Corp.............................................. 306,901   6,761,029
   *Cubic Corp............................................  20,173     948,131
   *Cummins, Inc..........................................  38,005   4,364,114
    Curtiss-Wright Corp...................................  39,707   1,415,555
    Danaher Corp.......................................... 112,626   6,749,676
    Deere & Co............................................  77,411   7,281,279
   *Delta Air Lines, Inc.................................. 217,046   3,014,769
   *Deluxe Corp...........................................  35,309   1,299,018
   *DigitalGlobe, Inc.....................................  31,196     872,552
   *Dolan Co. (The).......................................  21,986      77,171
   *Donaldson Co., Inc....................................  34,002   1,278,815
    Douglas Dynamics, Inc.................................  18,068     238,136

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Dover Corp...........................................   107,673 $ 7,448,818
   *Ducommun, Inc........................................     8,644     138,563
   #Dun & Bradstreet Corp. (The).........................    30,908   2,520,238
   *DXP Enterprises, Inc.................................     9,278     527,918
   *Dycom Industries, Inc................................    28,247     592,622
    Dynamic Materials Corp...............................     9,967     165,652
   *Eagle Bulk Shipping, Inc.............................     5,847      12,045
    Eastern Co. (The)....................................     2,746      42,947
   *Eaton Corp. P.L.C....................................   130,038   7,405,664
   *Echo Global Logistics, Inc...........................    15,061     279,683
    Ecology & Environment, Inc. Class A..................     1,746      22,523
    EMCOR Group, Inc.....................................    57,663   2,094,897
   *Emerson Electric Co..................................   148,212   8,485,137
    Encore Wire Corp.....................................    18,733     611,070
   *Energy Recovery, Inc.................................    34,173     127,465
   *EnergySolutions, Inc.................................    68,167     261,080
   *EnerNOC, Inc.........................................    23,354     360,819
   *EnerSys, Inc.........................................    41,656   1,704,980
   *Engility Holdings, Inc...............................    11,918     229,422
    Ennis, Inc...........................................    20,180     315,010
   *EnPro Industries, Inc................................    17,922     797,171
    EnviroStar, Inc......................................       100         155
    Equifax, Inc.........................................    52,195   3,063,847
    ESCO Technologies, Inc...............................    22,688     934,065
    Espey Manufacturing & Electronics Corp...............     1,489      37,433
   *Esterline Technologies Corp..........................    26,728   1,774,472
   *Excel Maritime Carriers, Ltd.........................    29,839      16,441
    Exelis, Inc..........................................   162,830   1,789,502
    Expeditors International of Washington, Inc..........    56,729   2,433,674
   *Exponent, Inc........................................     9,034     441,672
   *Fastenal Co..........................................    64,873   3,222,891
   *Federal Signal Corp..................................    50,581     406,671
    FedEx Corp...........................................    85,016   8,624,873
   *Flow International Corp..............................    35,511     133,876
    Flowserve Corp.......................................    14,955   2,344,495
   *Fluor Corp...........................................    54,753   3,549,637
   *Fortune Brands Home & Security, Inc..................   125,102   4,095,839
   *Forward Air Corp.....................................    20,250     751,478
   *Franklin Covey Co....................................    11,411     158,385
   *Franklin Electric Co., Inc...........................    15,396   1,024,142
    FreightCar America, Inc..............................     9,757     241,876
   *Frozen Food Express Industries.......................     8,485       9,418
  #*FTI Consulting, Inc..................................    35,324   1,148,030
   *Fuel Tech, Inc.......................................    16,148      69,113
   *Furmanite Corp.......................................    31,055     164,902
    G & K Services, Inc. Class A.........................    16,169     647,407
    Gardner Denver, Inc..................................    27,255   1,917,934
    GATX Corp............................................    40,644   1,924,493
  #*Genco Shipping & Trading, Ltd........................    32,587     108,841
   *Gencor Industries, Inc...............................     2,365      17,477
   *GenCorp, Inc.........................................    39,369     422,429
   #Generac Holdings, Inc................................    43,982   1,635,251
   *General Cable Corp...................................    43,186   1,451,913
    General Dynamics Corp................................    87,255   5,785,007
    General Electric Co.................................. 3,154,007  70,271,276
   *Genesee & Wyoming, Inc. Class A......................    30,516   2,581,043
    Geo Group, Inc. (The)................................    53,458   1,743,800
   *GeoEye, Inc..........................................    15,922     570,485
   *Gibraltar Industries, Inc............................    26,044     452,384
    Global Power Equipment Group, Inc....................    10,773     176,785
   *Gorman-Rupp Co. (The)................................    13,825     420,142

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *GP Strategies Corp....................................  14,131 $   302,403
   *Graco, Inc............................................  22,634   1,294,665
  #*GrafTech International, Ltd........................... 108,069   1,037,462
    Graham Corp...........................................   6,485     150,257
    Granite Construction, Inc.............................  33,541   1,219,551
    Great Lakes Dredge & Dock Corp........................  50,561     474,262
   *Greenbrier Cos., Inc..................................  22,606     450,538
    Griffon Corp..........................................  52,714     622,025
    H&E Equipment Services, Inc...........................  28,837     555,977
    Hardinge, Inc.........................................   7,905      89,168
    Harsco Corp...........................................  68,859   1,755,216
   *Hawaiian Holdings, Inc................................  43,682     252,045
   *Heartland Express, Inc................................  57,778     799,070
   #HEICO Corp............................................  14,587     661,666
   *HEICO Corp. Class A...................................  19,564     665,372
    Heidrick & Struggles International, Inc...............  13,109     207,253
   *Heritage-Crystal Clean, Inc...........................   4,417      69,479
   *Herman Miller, Inc....................................  38,082     940,625
  #*Hertz Global Holdings, Inc............................ 261,408   4,778,538
   *Hexcel Corp...........................................  68,514   1,835,490
   *Hill International, Inc...............................  26,258      89,540
   *HNI Corp..............................................  30,823     973,082
   *Honeywell International, Inc.......................... 153,600  10,481,664
    Houston Wire & Cable Co...............................  11,321     135,286
   *Hub Group, Inc. Class A...............................  23,415     861,906
    Hubbell, Inc. Class A.................................   4,100     344,523
   *Hubbell, Inc. Class B.................................  27,464   2,500,597
   *Hudson Global, Inc....................................  23,996     115,421
   *Huntington Ingalls Industries, Inc....................  33,708   1,493,264
   *Hurco Cos., Inc.......................................   4,582     135,994
   *Huron Consulting Group, Inc...........................  19,620     669,042
   *Huttig Building Products, Inc.........................   2,588       5,978
    Hyster-Yale Materials Handling, Inc...................  11,128     558,403
   *ICF International, Inc................................  14,951     342,228
    IDEX Corp.............................................  65,839   3,284,708
   *IHS, Inc..............................................  12,248   1,260,319
   *II-VI, Inc............................................  53,681     913,651
   *Illinois Tool Works, Inc..............................  85,677   5,383,086
   *Ingersoll-Rand P.L.C.................................. 174,920   8,989,139
  #*InnerWorkings, Inc....................................  28,002     389,508
   *Innotrac Corp.........................................   1,251       4,066
    Innovative Solutions & Support, Inc...................  10,802      45,800
    Insperity, Inc........................................  17,536     589,736
    Insteel Industries, Inc...............................  13,473     204,251
   *Integrated Electrical Services, Inc...................   5,698      27,635
   *Interface, Inc........................................  50,093     840,561
    International Shipholding Corp........................   3,805      72,676
    Intersections, Inc....................................  12,879     133,684
   #Iron Mountain, Inc....................................  73,553   2,516,248
    ITT Corp..............................................  71,918   1,846,854
   *J.B. Hunt Transport Services, Inc.....................  27,398   1,843,063
   *Jacobs Engineering Group, Inc.........................  80,667   3,880,889
  #*JetBlue Airways Corp.................................. 244,309   1,419,435
   *John Bean Technologies Corp...........................  17,119     319,954
   *Joy Global, Inc.......................................  26,743   1,689,355
   *Kadant, Inc...........................................   7,600     204,212
   *Kaman Corp............................................  17,080     620,687
    Kansas City Southern..................................  54,035   5,031,199
    KAR Auction Services, Inc.............................  79,926   1,704,822
   *Kaydon Corp...........................................  26,141     648,297
    KBR, Inc..............................................  85,533   2,670,340

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Kelly Services, Inc. Class A..........................  28,680 $  457,159
    Kelly Services, Inc. Class B..........................     319      5,251
   #Kennametal, Inc.......................................  69,107  2,834,078
   *Key Technology, Inc...................................   3,418     42,041
    Kforce, Inc...........................................  29,749    409,346
    Kimball International, Inc. Class B...................  24,157    260,896
   *Kirby Corp............................................  51,522  3,640,029
   *Knight Transportation, Inc............................  69,205  1,103,820
   *Knoll, Inc............................................  32,544    539,580
   *Korn/Ferry International..............................  41,397    711,200
   *Kratos Defense & Security Solutions, Inc..............  38,958    171,805
    L.B. Foster Co. Class A...............................   8,665    375,281
    L.S. Starrett Co. Class A (The).......................   4,692     50,674
    L-3 Communications Holdings, Inc......................  59,553  4,521,264
    Landstar System, Inc..................................  16,658    950,172
    Lawson Products, Inc..................................   5,743     63,058
   *Layne Christensen Co..................................  16,924    383,667
    Lennox International, Inc.............................  31,139  1,790,804
   *Lincoln Electric Holdings, Inc........................  54,220  2,924,085
    Lindsay Corp..........................................   8,381    779,768
   *LMI Aerospace, Inc....................................   9,060    200,226
    Lockheed Martin Corp..................................  54,395  4,725,294
    LSI Industries, Inc...................................  17,359    125,679
   *Luna Innovations, Inc.................................      90        116
   *Lydall, Inc...........................................  12,907    197,219
   *Magnetek, Inc.........................................     590      7,823
   *Manitex International, Inc............................   2,000     19,440
   *Manitowoc Co., Inc. (The).............................  90,759  1,597,358
    Manpower, Inc.........................................  68,043  3,504,214
    Marten Transport, Ltd.................................  17,262    351,454
    Masco Corp............................................ 154,400  2,839,416
  #*MasTec, Inc...........................................  63,455  1,795,776
    Mastech Holdings, Inc.................................   1,130      8,588
   *Matson, Inc...........................................  33,230    910,834
    McGrath RentCorp......................................  20,408    609,995
   *Meritor, Inc..........................................  50,833    231,798
   *Metalico, Inc.........................................  29,181     56,319
    Met-Pro Corp..........................................  10,228    106,064
   *MFRI, Inc.............................................   3,034     18,416
    Michael Baker Corp....................................   7,861    201,949
   *Middleby Corp.........................................  12,787  1,807,570
    Miller Industries, Inc................................   8,825    134,846
   *Mine Safety Appliances Co.............................  24,755  1,144,176
   *Mistras Group, Inc....................................  18,236    401,557
   *Mobile Mini, Inc......................................  39,021    936,504
   *Moog, Inc. Class A....................................  33,980  1,488,324
   *Moog, Inc. Class B....................................   3,215    141,235
   *MSC Industrial Direct Co., Inc. Class A...............  15,003  1,187,037
   *Mueller Industries, Inc...............................  31,214  1,665,579
   *Mueller Water Products, Inc. Class A.................. 127,169    751,569
    Multi-Color Corp......................................   9,446    226,326
   *MYR Group, Inc........................................  17,677    396,849
   #National Presto Industries, Inc.......................   5,655    414,794
   *National Technical Systems, Inc.......................   4,603     36,732
   *Navigant Consulting, Inc..............................  39,315    453,302
   *NCI Building Systems, Inc.............................  10,711    165,806
   *Nielsen Holdings NV................................... 121,456  3,948,535
    NL Industries, Inc....................................  32,061    414,869
   *NN, Inc...............................................  13,125    121,538
   *Nordson Corp..........................................  24,965  1,688,133
    Norfolk Southern Corp.................................  90,018  6,199,540

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   #Northrop Grumman Corp.................................  65,982 $4,291,469
   *Northwest Pipe Co.....................................   7,677    189,238
   *Ocean Power Technologies, Inc.........................   5,515     11,747
   *Old Dominion Freight Line, Inc........................  56,930  2,122,350
    Omega Flex, Inc.......................................   3,648     51,875
   *On Assignment, Inc....................................  35,054    857,070
   *Orbital Sciences Corp.................................  50,370    740,439
   *Orion Energy Systems, Inc.............................  13,505     27,415
   *Orion Marine Group, Inc...............................  11,693     91,205
   *Oshkosh Corp..........................................  79,513  3,115,319
   *Owens Corning, Inc....................................  98,624  4,109,662
    P.A.M. Transportation Services, Inc...................   4,978     46,992
   *PACCAR, Inc...........................................  58,577  2,756,634
   *Pacer International, Inc..............................  27,338    111,266
   #Pall Corp.............................................  27,671  1,889,929
   *Parker Hannifin Corp..................................  48,362  4,496,215
   *Park-Ohio Holdings Corp...............................   8,470    204,466
   *Patrick Industries, Inc...............................   6,926    114,002
   *Patriot Transportation Holding, Inc...................   4,366    112,512
   *Pendrell Corp.........................................  93,329    136,260
    Pentair, Inc.......................................... 128,198  6,497,075
   *PGT, Inc..............................................  30,179    147,877
    Pike Electric Corp....................................  29,366    305,406
   #Pitney Bowes, Inc.....................................  57,868    833,878
   *Plug Power, Inc.......................................     784        361
   *PMFG, Inc.............................................   6,463     54,354
  #*Polypore International, Inc...........................  32,355  1,248,579
   *Powell Industries, Inc................................   9,725    440,056
   *PowerSecure International, Inc........................  13,370    116,185
    Precision Castparts Corp..............................  27,296  5,006,086
    Preformed Line Products Co............................   4,237    285,913
   *Primoris Services Corp................................  33,010    633,132
    Providence & Worcester Railroad Co....................   1,227     19,632
    Quad/Graphics, Inc....................................   4,393     95,328
   *Quality Distribution, Inc.............................  16,174    119,849
    Quanex Building Products Corp.........................  31,512    651,038
   *Quanta Services, Inc.................................. 133,863  3,878,011
   #Raven Industries, Inc.................................  13,655    367,729
    Raytheon Co...........................................  90,859  4,786,452
   *RBC Bearings, Inc.....................................  14,718    776,080
    RCM Technologies, Inc.................................   7,192     39,772
   *Real Goods Solar, Inc. Class A........................   4,310      4,085
    Regal-Beloit Corp.....................................  38,529  2,857,311
   *Republic Airways Holdings, Inc........................  41,632    349,292
    Republic Services, Inc................................ 233,159  7,435,441
    Resources Connection, Inc.............................  35,431    432,613
   *Roadrunner Transportation Systems, Inc................  25,735    517,531
    Robbins & Myers, Inc..................................  34,693  2,021,908
   *Robert Half International, Inc........................  37,256  1,312,901
   *Rockwell Automation, Inc..............................  37,063  3,305,649
   *Rockwell Collins, Inc.................................  40,018  2,356,260
   *Rollins, Inc..........................................  42,436  1,049,018
    Roper Industries, Inc.................................  31,746  3,728,568
   #RR Donnelley & Sons Co................................ 149,640  1,376,688
   *Rush Enterprises, Inc. Class A........................  24,071    569,520
   *Rush Enterprises, Inc. Class B........................   2,881     56,381
    Ryder System, Inc.....................................  43,861  2,490,428
   *Saia, Inc.............................................  12,705    329,568
    Sauer-Danfoss, Inc....................................  20,541  1,102,435
    Schawk, Inc...........................................  16,375    210,255
    Seaboard Corp.........................................     540  1,459,787

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    SeaCube Container Leasing, Ltd........................   9,300 $   213,621
    Servotronics, Inc.....................................     389       3,229
   *Shaw Group, Inc. (The)................................  51,458   2,434,993
    SIFCO Industries, Inc.................................   3,251      50,325
   #Simpson Manufacturing Co., Inc........................  41,510   1,345,754
    SkyWest, Inc..........................................  44,565     563,302
    SL Industries, Inc....................................   4,724      82,576
    Snap-on, Inc..........................................  38,814   3,144,710
    Southwest Airlines Co................................. 473,843   5,311,780
   *Sparton Corp..........................................   6,370      96,951
   *Spirit Aerosystems Holdings, Inc. Class A.............  98,481   1,569,787
   *Spirit Airlines, Inc..................................  44,164     856,340
    SPX Corp..............................................  43,449   3,242,599
   *Standard Parking Corp.................................   7,610     159,506
    Standard Register Co. (The)...........................  14,887       9,825
    Standex International Corp............................   9,514     538,968
    Stanley Black & Decker, Inc........................... 104,663   8,041,258
   *Steelcase, Inc. Class A...............................  69,099     941,819
   *Stericycle, Inc.......................................  22,206   2,095,136
   *Sterling Construction Co., Inc........................  11,349     116,327
   *Sun Hydraulics Corp...................................  18,047     498,097
   *Supreme Industries, Inc. Class A......................   5,597      21,157
   *Swift Transportation Co...............................  59,754     816,240
   *SYKES Enterprises, Inc................................  36,600     589,260
    Sypris Solutions, Inc.................................  12,624      52,263
  #*TAL International Group, Inc..........................  28,795   1,206,510
   *Taser International, Inc..............................  32,983     276,068
   *Team, Inc.............................................  13,215     578,949
   *Tecumseh Products Co. Class A.........................   8,422      59,880
   *Tecumseh Products Co. Class B.........................   1,650      11,962
   *Teledyne Technologies, Inc............................  24,127   1,646,909
   *Tennant Co............................................  12,607     580,426
   *Terex Corp............................................  95,304   3,085,944
   *Tetra Tech, Inc.......................................  54,979   1,575,698
    Textainer Group Holdings, Ltd.........................  35,829   1,485,112
    Textron, Inc.......................................... 148,525   4,271,579
   *Thermon Group Holdings, Inc...........................   5,628     136,198
    Timken Co.............................................  66,556   3,568,067
   #Titan International, Inc..............................  27,829     675,966
   *Titan Machinery, Inc..................................  16,704     482,913
   *TMS International Corp. Class A.......................     986      13,745
    Toro Co. (The)........................................  31,166   1,372,239
    Towers Watson & Co....................................  34,849   2,128,577
   *TransDigm Group, Inc..................................  24,452   3,311,779
   *TRC Cos., Inc.........................................  15,862      94,696
   *Trex Co., Inc.........................................   9,200     388,700
   *Trimas Corp...........................................  26,822     828,532
    Trinity Industries, Inc...............................  67,719   2,688,444
    Triumph Group, Inc....................................  42,885   3,017,817
   *TrueBlue, Inc.........................................  33,359     573,441
   *Tufco Technologies, Inc...............................     510       2,550
   *Tutor Perini Corp.....................................  38,138     632,709
    Twin Disc, Inc........................................   8,900     204,077
    Tyco International, Ltd............................... 131,362   3,971,073
   *Ultralife Corp........................................  11,166      35,955
    UniFirst Corp.........................................  12,861   1,051,258
    Union Pacific Corp.................................... 141,424  18,591,599
   *United Continental Holdings, Inc...................... 187,563   4,529,646
   *United Parcel Service, Inc. Class B................... 150,085  11,900,240
   *United Rentals, Inc...................................  54,075   2,737,276
    United Stationers, Inc................................  34,701   1,156,931

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *United Technologies Corp.............................. 185,786 $ 16,269,280
    Universal Forest Products, Inc........................  15,510      630,482
   *Universal Security Instruments, Inc...................   1,135        4,710
    Universal Truckload Services, Inc.....................  12,449      223,335
    URS Corp..............................................  65,945    2,735,399
  #*US Airways Group, Inc................................. 110,796    1,582,167
   *US Ecology, Inc.......................................  12,463      296,121
   *USA Truck, Inc........................................   6,922       34,333
  #*USG Corp..............................................  55,675    1,636,288
    UTi Worldwide, Inc....................................  82,785    1,221,907
    Valmont Industries, Inc...............................  18,163    2,646,712
   *Verisk Analytics, Inc. Class A........................  39,417    2,174,242
   *Versar, Inc...........................................   4,038       17,162
    Viad Corp.............................................  17,273      482,262
   *Vicor Corp............................................  15,288       82,249
   *Virco Manufacturing Corp..............................   6,445       17,208
   *Volt Information Sciences, Inc........................  10,850       85,824
    VSE Corp..............................................   3,584       86,052
   *W.W. Grainger, Inc....................................  12,613    2,747,364
   *Wabash National Corp..................................  37,427      387,369
   *WABCO Holdings, Inc...................................  22,872    1,433,160
    Wabtec Corp...........................................  31,416    2,941,166
    Waste Connections, Inc................................ 101,265    3,647,565
    Waste Management, Inc................................. 114,999    4,183,664
    Watsco, Inc...........................................  19,568    1,474,449
    Watsco, Inc. Class B..................................   2,268      169,816
    Watts Water Technologies, Inc. Class A................  24,445    1,126,914
    Werner Enterprises, Inc...............................  62,819    1,483,785
   *Wesco Aircraft Holdings, Inc..........................     674        9,321
  #*WESCO International, Inc..............................  37,516    2,736,042
   *Willdan Group, Inc....................................   3,604        7,568
   *Willis Lease Finance Corp.............................   4,420       65,107
    Woodward, Inc.........................................  42,943    1,649,441
  #*XPO Logistics, Inc....................................  14,260      238,855
    Xylem, Inc............................................  93,860    2,621,510
                                                                   ------------
Total Industrials.........................................          729,901,972
                                                                   ------------
Information Technology -- (15.2%)
  #*3D Systems Corp.......................................  28,480    1,647,568
   *Accelrys, Inc.........................................  43,634      411,032
   *Accenture P.L.C. Class A.............................. 150,573   10,824,693
   *ACI Worldwide, Inc....................................  23,787    1,130,834
   *Active Network, Inc. (The)............................     128          708
    Activision Blizzard, Inc.............................. 197,862    2,253,648
   *Actuate Corp..........................................  31,262      176,005
   *Acxiom Corp...........................................  64,418    1,142,131
   *ADDvantage Technologies Group, Inc....................   3,642        7,721
   *Adobe Systems, Inc....................................  82,793    3,132,059
   #ADTRAN, Inc...........................................  39,760      803,152
   *Advanced Energy Industries, Inc.......................  32,576      500,042
  #*Advanced Micro Devices, Inc........................... 218,526      568,168
   *Advent Software, Inc..................................  33,302      820,894
   *Aehr Test Systems.....................................     788          702
   *Aeroflex Holding Corp.................................   6,134       42,877
   *Aetrium, Inc..........................................   2,075        1,307
   *Agilysys, Inc.........................................  18,455      157,052
   *Akamai Technologies, Inc..............................  61,384    2,498,943
  #*Alliance Data Systems Corp............................  12,632    1,990,803
   *Alpha & Omega Semiconductor, Ltd......................  15,468      125,445
    Altera Corp...........................................  60,602    2,025,319
    Amdocs, Ltd........................................... 108,194    3,861,444

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *American Software, Inc. Class A.......................  16,165 $   139,019
  #*Amkor Technology, Inc................................. 135,464     627,198
   *Amphenol Corp. Class A................................  39,706   2,682,934
   *Amtech Systems, Inc...................................   4,900      19,159
   *ANADIGICS, Inc........................................  52,875     136,418
    Analog Devices, Inc...................................  79,489   3,468,900
   *Analysts International Corp...........................   3,465      12,613
   *Anaren, Inc...........................................  11,508     225,212
   *Anixter International, Inc............................  26,166   1,760,448
   *ANSYS, Inc............................................  24,939   1,835,510
   *AOL, Inc..............................................  77,954   2,389,290
   *Apple, Inc............................................ 195,508  89,016,747
    Applied Materials, Inc................................ 361,152   4,662,472
   *Applied Micro Circuits Corp...........................  45,721     391,829
   *Arris Group, Inc......................................  97,679   1,613,657
   *Arrow Electronics, Inc................................ 103,991   3,995,334
  #*Aruba Networks, Inc...................................  43,833   1,009,912
   *AsiaInfo-Linkage, Inc.................................  44,346     486,919
   *Aspen Technology, Inc.................................  22,764     696,578
    Astro-Med, Inc........................................   4,620      46,385
   *Atmel Corp............................................ 167,278   1,120,763
   *ATMI, Inc.............................................  27,303     557,254
   *Autobytel, Inc........................................     267       1,092
   *Autodesk, Inc.........................................  54,476   2,118,027
   *Automatic Data Processing, Inc........................  95,741   5,676,484
   *Avago Technologies, Ltd...............................  58,685   2,099,162
   *Aviat Networks, Inc...................................  45,569     170,884
   *Avid Technology, Inc..................................  31,560     233,544
   *Avnet, Inc............................................  85,057   3,007,616
    AVX Corp..............................................  89,161   1,015,544
    Aware, Inc............................................  12,087      69,621
   *Axcelis Technologies, Inc.............................  24,615      33,230
   *AXT, Inc..............................................  24,367      67,740
   *Badger Meter, Inc.....................................   9,172     453,922
    Bel Fuse, Inc. Class A................................   1,700      28,033
    Bel Fuse, Inc. Class B................................   7,561     140,861
   *Benchmark Electronics, Inc............................  43,736     768,004
    Black Box Corp........................................  13,595     318,531
   *Blackbaud, Inc........................................  13,532     337,217
   *Blucora, Inc..........................................  34,762     516,563
   *BMC Software, Inc.....................................  47,955   1,992,530
  #*Booz Allen Hamilton Holding Corp......................  48,102     666,694
   *Bottomline Technologies (de), Inc.....................  23,507     683,584
    Broadcom Corp. Class A................................  79,770   2,588,537
   *Broadridge Financial Solutions, Inc...................  84,497   1,991,594
  #*BroadVision, Inc......................................   3,362      28,039
   *Brocade Communications Systems, Inc................... 391,942   2,241,908
    Brooks Automation, Inc................................  50,294     470,752
   *Bsquare Corp..........................................   4,926      17,241
   *BTU International, Inc................................   5,073      15,473
    CA, Inc............................................... 262,682   6,519,767
   *Cabot Microelectronics Corp...........................  18,015     665,834
   *CACI International, Inc. Class A......................  21,582   1,157,443
   *Cadence Design Systems, Inc........................... 104,593   1,456,980
   *CalAmp Corp...........................................  11,582      99,142
   *Calix, Inc............................................  33,817     275,270
   *Callidus Software, Inc................................  10,064      42,068
   *Cardtronics, Inc......................................  16,348     423,250
   *Cascade Microtech, Inc................................   8,576      64,148
   *Cass Information Systems, Inc.........................   7,607     295,152
   *CEVA, Inc.............................................  11,721     177,925

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Checkpoint Systems, Inc..............................    33,925 $   409,136
   *China Information Technology, Inc....................    11,819      12,174
   *Chyron International Corp............................     5,535       5,535
   *CIBER, Inc...........................................    55,998     189,273
   *Cinedigm Digital Cinema Corp. Class A................     4,102       6,358
   *Cirrus Logic, Inc....................................    44,961   1,269,249
    Cisco Systems, Inc................................... 1,352,198  27,814,713
   *Citrix Systems, Inc..................................    38,695   2,830,926
   *Clearfield, Inc......................................     8,284      43,574
   *Cognex Corp..........................................    29,448   1,167,908
   *Cognizant Technology Solutions Corp. Class A.........    59,923   4,684,780
   *Cogo Group, Inc......................................     7,800      18,564
  #*Coherent, Inc........................................    20,415   1,131,195
    Cohu, Inc............................................    18,243     191,187
    Communications Systems, Inc..........................     6,855      76,365
   *CommVault Systems, Inc...............................    16,797   1,288,834
    Computer Sciences Corp...............................   121,144   5,063,819
   *Computer Task Group, Inc.............................    12,278     235,001
   *Compuware Corp.......................................   178,883   2,078,620
   *comScore, Inc........................................     7,532     110,946
    Comtech Telecommunications Corp......................    17,310     458,715
   *Comverse Technology, Inc.............................       872       3,802
   *Comverse, Inc........................................        87       2,518
  #*Concur Technologies, Inc.............................    33,247   2,224,224
    Concurrent Computer Corp.............................     4,562      29,835
   *Constant Contact, Inc................................    15,373     231,517
    Convergys Corp.......................................    94,587   1,609,871
   *CoreLogic, Inc.......................................    86,031   2,257,453
    Corning, Inc.........................................   440,521   5,286,252
   *CoStar Group, Inc....................................    19,325   1,812,299
   *Cray, Inc............................................    32,902     610,990
  #*Cree, Inc............................................   100,922   4,354,784
    Crexendo, Inc........................................     4,054      10,338
   *CSG Systems International, Inc.......................    28,383     534,452
    CSP, Inc.............................................       709       4,438
    CTS Corp.............................................    20,031     199,308
   *CyberOptics Corp.....................................     4,778      35,692
   *Cymer, Inc...........................................    25,278   2,602,876
    Cypress Semiconductor Corp...........................    27,030     277,598
   *Daktronics, Inc......................................    33,104     392,613
   *Datalink Corp........................................    11,179      98,263
   *Dataram Corp.........................................     1,100         473
   *Dealertrack Technologies, Inc........................    35,664   1,126,269
    Dell, Inc............................................   279,779   3,704,274
  #*Demand Media, Inc....................................    42,677     360,621
   *Dice Holdings, Inc...................................    40,929     385,142
   *Diebold, Inc.........................................    42,257   1,244,046
   *Digi International, Inc..............................    21,116     206,937
    Digimarc Corp........................................     4,419      94,611
   *Digital River, Inc...................................    29,240     424,565
   *Diodes, Inc..........................................    35,083     667,279
  #*Document Security Systems, Inc.......................     1,200       2,892
   #Dolby Laboratories, Inc. Class A.....................    35,127   1,134,953
   *Dot Hill Systems Corp................................    26,438      30,668
   *DSP Group, Inc.......................................    16,722     109,696
    DST Systems, Inc.....................................    38,836   2,599,682
   *DTS, Inc.............................................    11,000     210,100
   *Dynamics Research Corp...............................     6,203      42,553
    EarthLink, Inc.......................................    86,005     584,834
   *eBay, Inc............................................   246,330  13,777,237
   #Ebix, Inc............................................    29,226     477,553

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Echelon Corp..........................................   6,990 $    16,916
   *EchoStar Corp. Class A................................  33,858   1,231,754
   *Edgewater Technology, Inc.............................   5,900      24,485
   *Elecsys Corp..........................................      58         255
    Electro Rent Corp.....................................  19,804     306,566
    Electro Scientific Industries, Inc....................  23,640     255,312
   *Electronic Arts, Inc.................................. 182,771   2,874,988
   *Electronics for Imaging, Inc..........................  40,419     914,278
   *Ellie Mae, Inc........................................   2,193      43,926
    eMagin Corp...........................................   9,611      31,236
   *EMC Corp.............................................. 385,670   9,491,339
   *EMCORE Corp...........................................  15,932      95,911
   *Emulex Corp...........................................  74,570     569,715
   *Entegris, Inc......................................... 119,254   1,175,844
   *Entropic Communications, Inc..........................  74,212     388,871
   *Envestnet, Inc........................................   6,963      96,855
    EPIQ Systems, Inc.....................................  26,979     332,921
    ePlus, Inc............................................   6,349     295,800
   *Equinix, Inc..........................................  16,279   3,506,985
   *Euronet Worldwide, Inc................................  41,184   1,007,772
   *Exar Corp.............................................  39,357     412,855
   *ExlService Holdings, Inc..............................  21,508     637,927
   *Extreme Networks......................................  81,226     299,724
   *F5 Networks, Inc......................................  22,800   2,391,264
   *Fabrinet..............................................   8,720     127,661
  #*FactSet Research Systems, Inc.........................  13,024   1,204,980
   *Fair Isaac Corp.......................................  24,076   1,085,105
   *Fairchild Semiconductor International, Inc............ 110,227   1,628,053
   *FalconStor Software, Inc..............................  21,742      58,269
   *FARO Technologies, Inc................................  10,289     341,698
   *FEI Co................................................  26,145   1,593,799
    Fidelity National Information Services, Inc........... 186,415   6,917,861
  #*Finisar Corp.                                           79,750   1,236,125
   *First Solar, Inc......................................  74,740   2,106,173
   *Fiserv, Inc...........................................  50,115   4,024,736
   *FleetCor Technologies, Inc............................  55,064   3,295,030
    FLIR Systems, Inc.....................................  96,798   2,300,888
   *FormFactor, Inc.......................................  40,281     201,405
   *Forrester Research, Inc...............................  14,245     402,706
   *Fortinet, Inc.........................................  52,729   1,243,877
   *Freescale Semiconductor, Ltd..........................  28,218     407,750
    Frequency Electronics, Inc............................   5,169      47,451
  #*Fusion-io, Inc........................................  64,803   1,132,756
   *Gartner Group, Inc....................................  30,850   1,589,084
    Genpact, Ltd.......................................... 156,232   2,616,886
   *GigOptix, Inc.........................................   1,174       1,714
   *Global Cash Access Holdings, Inc......................  45,909     346,613
   *Global Payments, Inc..................................  54,250   2,672,355
    Globalscape, Inc......................................   7,843      10,666
   *Globecomm Systems, Inc................................  19,386     240,386
   *Google, Inc. Class A..................................  57,436  43,403,811
   *GSE Systems, Inc......................................  10,738      21,906
   *GSI Group, Inc........................................  25,444     241,718
   *GSI Technology, Inc...................................  18,402     122,373
  #*GT Advanced Technologies, Inc.........................  72,222     228,222
   *Guidance Software, Inc................................   5,853      74,626
    Hackett Group, Inc. (The).............................  30,412     130,772
   *Harmonic, Inc.........................................  94,315     493,267
   *Harris Corp...........................................  58,839   2,718,362
   *Hauppauge Digital, Inc................................   3,948       3,040
  #*Heartland Payment Systems, Inc........................  26,526     842,466

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    Hewlett-Packard Co.................................... 544,693 $ 8,992,881
  #*Hittite Microwave Corp................................  21,887   1,343,424
  #*Hutchinson Technology, Inc............................  19,571      54,603
   *I.D. Systems, Inc.....................................   6,918      38,257
    IAC/InterActiveCorp...................................  86,425   3,565,031
   *Identive Group, Inc...................................  29,569      39,918
   *IEC Electronics Corp..................................   5,002      32,813
   *iGATE Corp............................................  36,872     644,523
   *iGo, Inc..............................................  15,244       4,116
   *Ikanos Communications, Inc............................   4,543       8,268
   *Imation Corp..........................................  27,305     101,302
   *Immersion Corp........................................   9,931      67,531
  #*Infinera Corp.........................................  78,331     558,500
  #*Informatica Corp......................................  74,178   2,745,328
   *Infosonics Corp.......................................   2,000       1,270
   *Ingram Micro, Inc. Class A............................ 128,959   2,344,475
   *Innodata, Inc.........................................  13,032      49,000
   *Inphi Corp............................................   7,100      57,013
   *Insight Enterprises, Inc..............................  38,399     752,620
   *Integrated Device Technology, Inc..................... 125,044     904,068
   *Integrated Silicon Solution, Inc......................  21,576     202,167
    Intel Corp............................................ 977,362  20,563,696
   *Intellicheck Mobilisa, Inc............................   4,118       2,965
   *Interactive Intelligence Group, Inc...................   6,712     269,957
  #*InterDigital, Inc.....................................  28,440   1,234,012
   *Intermec, Inc.........................................  44,508     439,739
   *Internap Network Services Corp........................  45,600     360,696
   *International Business Machines Corp.................. 233,018  47,318,965
   *International Rectifier Corp..........................  56,708   1,105,239
   *Interphase Corp.......................................   2,397       5,992
    Intersil Corp. Class A................................  99,478     860,485
    inTEST Corp...........................................   1,100       3,344
   *Intevac, Inc..........................................  16,827      70,842
   *IntraLinks Holdings, Inc..............................   4,248      27,485
   *IntriCon Corp.........................................   2,604      12,239
   *Intuit, Inc...........................................  53,965   3,366,337
   *Inuvo, Inc............................................     773         673
   #IPG Photonics Corp....................................  34,550   2,262,334
   *Iteris, Inc...........................................   3,700       6,031
   *Itron, Inc............................................  33,939   1,574,430
   *Ixia..................................................  50,910     966,781
    IXYS Corp.............................................  23,823     229,654
  #*j2 Global, Inc........................................  36,541   1,162,735
   *Jabil Circuit, Inc.................................... 133,700   2,528,267
    Jack Henry & Associates, Inc..........................  59,283   2,459,059
   *JDS Uniphase Corp..................................... 160,050   2,322,326
   *Juniper Networks, Inc................................. 330,572   7,398,201
   *Kemet Corp............................................  33,837     194,901
   *Key Tronic Corp.......................................   8,234      79,293
    Keynote Systems, Inc..................................  13,240     206,544
  o*KIT Digital, Inc......................................  30,712      12,285
    KLA-Tencor Corp.......................................  62,178   3,414,194
   *Kopin Corp............................................  52,846     182,847
   *Kulicke & Soffa Industries, Inc.......................  64,968     735,438
   *KVH Industries, Inc...................................  10,541     153,477
   *Lam Research Corp..................................... 103,009   4,237,790
   *Lattice Semiconductor Corp............................  97,422     433,528
   *Lender Processing Services, Inc.......................  58,010   1,394,560
    Lexmark International, Inc. Class A...................  55,083   1,325,297
   *LGL Group, Inc. (The).................................     964       5,071
   *Limelight Networks, Inc...............................  80,422     189,796

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Linear Technology Corp...............................    67,620 $ 2,476,244
   *LinkedIn Corp. Class A...............................    21,479   2,658,885
   *Lionbridge Technologies, Inc.........................    37,386     149,170
  #*Liquidity Services, Inc..............................     2,998      95,546
   *Littlefuse, Inc......................................    15,055     963,671
   *LogMeIn, Inc.........................................     3,363      76,340
   *LoJack Corp..........................................    18,587      60,036
    Loral Space & Communications, Inc....................    14,132     829,407
   *LSI Corp.............................................   380,463   2,678,460
   *LTX-Credence Corp....................................    39,246     240,970
   *Magnachip Semiconductor Corp.........................    23,527     376,903
   *Manhattan Associates, Inc............................    14,388     985,722
   #ManTech International Corp. Class A..................    20,395     503,145
    Marchex, Inc. Class B................................    18,835      70,066
   *Market Leader, Inc...................................    10,341      78,385
    Marvell Technology Group, Ltd........................   332,169   3,072,563
   *MasterCard, Inc. Class A.............................    22,303  11,561,875
  #*Mattersight Corp.....................................     2,290      10,122
   *Mattson Technology, Inc..............................    33,768      44,236
    Maxim Integrated Products, Inc.......................   106,916   3,362,508
   *MAXIMUS, Inc.........................................    22,372   1,534,048
   *MaxLinear, Inc. Class A..............................     3,810      19,736
   *Maxwell Technologies, Inc............................     2,454      23,730
   *Measurement Specialties, Inc.........................    10,877     383,958
   *MEMC Electronic Materials, Inc.......................   198,415     825,406
   *MEMSIC, Inc..........................................    14,652      49,670
   *Mentor Graphics Corp.................................    97,315   1,667,006
   *Mercury Systems, Inc.................................    23,032     169,285
    Mesa Laboratories, Inc...............................     2,278     118,433
    Methode Electronics, Inc.............................    32,226     310,014
   *Micrel, Inc..........................................    39,387     410,019
  #*Microchip Technology, Inc............................    71,648   2,396,626
   *Micron Technology, Inc...............................   642,912   4,860,415
   *MICROS Systems, Inc..................................    41,698   1,919,359
   *Microsemi Corp.......................................    77,314   1,617,409
   *Microsoft Corp....................................... 1,531,421  42,068,135
   *Mindspeed Technologies, Inc..........................    28,582     140,623
   *MIPS Technologies, Inc...............................    35,003     275,124
    MKS Instruments, Inc.................................    45,302   1,259,396
    MOCON, Inc...........................................     3,434      48,110
   *ModusLink Global Solutions, Inc......................    27,305      79,458
   #Molex, Inc...........................................    59,795   1,624,032
    Molex, Inc. Class A..................................    54,874   1,234,116
   *MoneyGram International, Inc.........................    18,841     259,441
   *Monolithic Power Systems, Inc........................    24,603     573,250
    Monotype Imaging Holdings, Inc.......................    23,724     428,930
   *Monster Worldwide, Inc...............................    97,000     562,600
   *MoSys, Inc...........................................    23,060      83,016
   *Motorola Solutions, Inc..............................    68,951   4,026,049
   *Move, Inc............................................    25,733     242,662
   *MTS Systems Corp.....................................    10,885     618,812
   *Multi-Fineline Electronix, Inc.......................    19,220     307,040
   *Nanometrics, Inc.....................................    19,569     305,472
   *NAPCO Security Technologies, Inc.....................     8,159      29,454
   #National Instruments Corp............................    84,381   2,396,420
   *NCI, Inc. Class A....................................     5,008      26,342
   *NCR Corp.............................................   104,668   2,906,630
   *NeoPhotonics Corp....................................     1,440       8,338
   *NetApp, Inc..........................................    73,014   2,628,504
  #*NETGEAR, Inc.........................................    32,995   1,158,454
   *NetList, Inc.........................................    11,100       8,658

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
  #*NetScout Systems, Inc.................................  28,962 $   753,881
   *NetSuite, Inc.........................................  17,837   1,252,693
   *NeuStar, Inc. Class A.................................  45,480   2,052,967
   *Newport Corp..........................................  32,014     461,642
   *NIC, Inc..............................................  15,586     254,052
   *Novatel Wireless, Inc.................................  18,900      35,532
  #*Nuance Communications, Inc............................ 118,781   2,856,683
   *Numerex Corp. Class A.................................   7,300      90,593
    NVIDIA Corp........................................... 391,193   4,796,026
  #*Oclaro, Inc...........................................  55,087      89,241
   *Official Payments Holdings, Inc.......................   9,892      61,429
   *OmniVision Technologies, Inc..........................  46,028     707,450
   *ON Semiconductor Corp................................. 282,693   2,219,140
   *Online Resources Corp.................................  20,905      79,648
   *Onvia, Inc............................................     442       1,604
   *Oplink Communications, Inc............................  15,927     268,370
    Optical Cable Corp....................................   3,696      15,412
   *Oracle Corp........................................... 822,288  29,199,447
   *OSI Systems, Inc......................................  13,455     732,759
   *PAR Technology Corp...................................   8,654      38,424
    Park Electrochemical Corp.............................  17,386     454,470
  #*ParkerVision, Inc.....................................   2,905       6,943
   *Paychex, Inc.......................................... 106,170   3,464,327
    PC Connection, Inc....................................  18,315     226,190
   *PCM, Inc..............................................   7,619      50,819
    PC-Tel, Inc...........................................  12,027      89,240
   *PDF Solutions, Inc....................................  16,670     250,383
    Perceptron, Inc.......................................   6,552      48,223
   *Perficient, Inc.......................................  28,104     336,124
   *Performance Technologies, Inc.........................   4,350       4,220
   *Pericom Semiconductor Corp............................  18,286     129,282
   *Pervasive Software, Inc...............................   7,283      66,639
   *Photronics, Inc.......................................  50,669     303,507
   *Pixelworks, Inc.......................................   8,118      21,350
   *Planar Systems, Inc...................................   9,180      15,881
  #*Plantronics, Inc......................................  28,271   1,162,504
   *Plexus Corp...........................................  28,816     735,384
   *PLX Technology, Inc...................................  26,267     122,404
   *PMC-Sierra, Inc....................................... 182,625   1,055,572
   *Polycom, Inc..........................................  66,612     734,730
   *Power Integrations, Inc...............................  18,512     692,349
  #*Power-One, Inc........................................ 100,440     403,769
   *PRGX Global, Inc......................................  15,965     107,764
   *Procera Networks, Inc.................................   3,480      58,568
   *Progress Software Corp................................  48,753   1,144,233
   *PROS Holdings, Inc....................................  10,446     230,439
   *PTC, Inc..............................................  82,180   1,904,932
   *Pulse Electronics Corp................................  13,080       3,923
    QAD, Inc. Class A.....................................   5,105      70,908
    QAD, Inc. Class B.....................................   1,959      24,879
   *QLogic Corp...........................................  60,873     703,083
    QUALCOMM, Inc......................................... 369,897  24,424,299
   *Qualstar Corp.........................................   3,826       6,122
   *Quantum Corp.......................................... 104,104     141,581
  #*QuickLogic Corp.......................................   7,193      15,177
   *QuinStreet, Inc.......................................  30,209     170,379
   *Rackspace Hosting, Inc................................  36,495   2,749,898
   *Radisys Corp..........................................  20,449      79,751
   *Rainmaker Systems, Inc................................   4,893       3,864
   *Rambus, Inc...........................................  28,198     153,961
  #*RealD, Inc............................................  33,877     385,520

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *RealNetworks, Inc.......................................  26,207 $  200,746
   *Red Hat, Inc............................................  48,409  2,689,604
   *Reis, Inc...............................................   6,081     88,843
   *Relm Wireless Corp......................................   1,238      2,055
   *Remark Media, Inc.......................................   1,020      1,377
   *Responsys, Inc..........................................  18,212    138,958
    RF Industries, Ltd......................................   4,931     26,923
   *RF Micro Devices, Inc................................... 228,306  1,141,530
    Richardson Electronics, Ltd.............................   9,355    113,383
    Rimage Corp.............................................   6,460     44,832
   *Riverbed Technology, Inc................................ 110,153  2,136,968
   *Rofin-Sinar Technologies, Inc...........................  23,250    595,898
   *Rogers Corp.............................................  14,296    669,911
   *Rosetta Stone, Inc......................................  16,862    218,532
   *Rovi Corp...............................................  25,577    442,226
  #*Rubicon Technology, Inc.................................  18,250    122,640
   *Rudolph Technologies, Inc...............................  27,723    373,983
   *Saba Software, Inc......................................  10,919    101,110
    SAIC, Inc............................................... 293,699  3,553,758
  #*Salesforce.com, Inc.....................................  24,897  4,285,521
   *Sandisk Corp............................................ 152,892  7,643,071
   *Sanmina Corp............................................  70,642    672,512
   *Sapient Corp............................................  94,334  1,142,385
   *ScanSource, Inc.........................................  22,502    653,908
   *Scientific Learning Corp................................   3,436      2,165
   *SeaChange International, Inc............................  26,925    300,214
   *Seagate Technology...................................... 140,077  4,759,816
  #*Semtech Corp............................................  45,415  1,369,716
  #*Sevcon, Inc.............................................     613      2,182
   *ShoreTel, Inc...........................................  33,298    142,848
   *Sigma Designs, Inc......................................  26,433    141,152
  #*Silicon Graphics International Corp.....................  21,444    311,796
   *Silicon Image, Inc......................................  63,830    309,576
   *Silicon Laboratories, Inc...............................  28,399  1,239,332
   *Skyworks Solutions, Inc.................................  64,819  1,551,767
   *Smith Micro Software, Inc...............................  22,674     34,011
   *SMTC Corp...............................................  10,077     25,999
   *SolarWinds, Inc.........................................  27,322  1,486,863
   *Solera Holdings, Inc....................................  45,933  2,517,588
   *Sonus Networks, Inc..................................... 239,847    544,453
    Soundbite Communications, Inc...........................   1,385      4,030
   *Sourcefire, Inc.........................................   1,293     55,082
   *Spansion, Inc. Class A..................................  51,364    590,686
  #*Spark Networks, Inc.....................................   7,600     54,872
   *Spire Corp..............................................   3,300      1,914
   *SS&C Technologies Holdings, Inc.........................  65,498  1,482,220
   *Stamps.com, Inc.........................................  10,610    286,364
   *StarTek, Inc............................................   8,170     35,213
   *STEC, Inc...............................................  34,774    175,956
  #*STR Holdings, Inc.......................................  11,700     24,921
  #*Stratasys, Ltd..........................................   9,911    777,815
  #*SunPower Corp...........................................  71,117    554,001
   *Super Micro Computer, Inc...............................  26,084    322,920
    Supertex, Inc...........................................   9,726    185,961
   *Support.com, Inc........................................  36,023    150,216
   *Sycamore Networks, Inc..................................  21,735     49,990
   *Symantec Corp........................................... 136,310  2,967,469
   *Symmetricom, Inc........................................  33,506    180,597
   *Synaptics, Inc..........................................  20,665    724,928
   *Synchronoss Technologies, Inc...........................   1,780     42,382
   *SYNNEX Corp.............................................  32,124  1,154,858

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Synopsys, Inc.........................................  94,902 $ 3,173,523
    Syntel, Inc...........................................  24,288   1,415,748
   *Take-Two Interactive Software, Inc....................  60,558     736,991
    TE Connectivity, Ltd.................................. 120,261   4,675,748
   *Tech Data Corp........................................  32,258   1,642,255
   *TechTarget, Inc.......................................  23,267     118,196
   *TeleCommunication Systems, Inc. Class A...............  37,536      84,831
   *Telenav, Inc..........................................  27,901     220,418
   *TeleTech Holdings, Inc................................  36,139     675,799
    Tellabs, Inc.......................................... 302,697     690,149
    Telular Corp..........................................  10,484     116,268
   *Teradata Corp.........................................  43,236   2,882,112
  #*Teradyne, Inc......................................... 163,092   2,635,567
    Tessco Technologies, Inc..............................   6,747     150,795
    Tessera Technologies, Inc.............................  45,042     790,487
   *Texas Instruments, Inc................................ 226,184   7,482,167
    TheStreet, Inc........................................  10,517      17,143
   *TIBCO Software, Inc...................................  73,100   1,713,464
   *TNS, Inc..............................................  14,644     306,792
   *Total System Services, Inc............................ 104,463   2,428,765
    Transact Technologies, Inc............................   3,930      31,597
   *TranSwitch Corp.......................................     131         122
   *Trimble Navigation, Ltd...............................  42,611   2,663,188
   *Trio-Tech International...............................   1,525       3,035
   *TriQuint Semiconductor, Inc........................... 133,608     701,442
    TSR, Inc..............................................     210         682
   *TTM Technologies, Inc.................................  63,062     502,604
   *Tyler Technologies, Inc...............................  17,136     926,201
   *Ultimate Software Group, Inc..........................   4,627     469,826
   *Ultra Clean Holdings..................................  17,376      97,479
   *Ultratech, Inc........................................  18,540     755,134
   *Unisys Corp...........................................  29,516     655,550
    United Online, Inc....................................  77,483     514,487
   *Unwired Planet, Inc...................................  39,688      80,170
  #*USA Technologies, Inc.................................  15,296      33,498
   *UTStarcom Holdings Corp...............................  41,260      40,435
  #*ValueClick, Inc.......................................  50,951   1,042,967
  #*Veeco Instruments, Inc................................  32,250   1,014,262
   *VeriFone Systems, Inc.................................  34,721   1,205,513
   *Verint Systems, Inc...................................   6,903     233,321
   *VeriSign, Inc.........................................  41,866   1,817,403
  #*ViaSat, Inc...........................................  37,708   1,448,364
   *Viasystems Group, Inc.................................  11,635     163,937
   *Vicon Industries, Inc.................................     600       1,650
   *Video Display Corp....................................   3,612      13,545
   *Virtusa Corp..........................................  22,068     457,028
    Visa, Inc............................................. 115,240  18,197,548
   *Vishay Intertechnology, Inc........................... 113,947   1,252,278
   *Vishay Precision Group, Inc...........................   9,993     131,808
  #*VistaPrint NV.........................................  23,086     827,633
   *VMware, Inc. Class A..................................  15,001   1,147,276
   *Volterra Semiconductor Corp...........................  15,943     262,103
   *Wave Systems Corp. Class A............................   1,900       1,862
    Wayside Technology Group, Inc.........................   2,300      28,290
   *Web.com Group, Inc....................................  31,944     517,493
   *WebMD Health Corp.....................................  31,478     520,331
   *Websense, Inc.........................................  10,792     157,887
   *Westell Technologies, Inc. Class A....................  39,627      72,517
    Western Digital Corp.................................. 155,090   7,289,230
   *Western Union Co. (The)............................... 155,080   2,206,788
   *WEX, Inc..............................................  26,548   2,086,938

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Wireless Telecom Group, Inc...........................   3,316 $      4,278
   *WPCS International, Inc...............................   2,200        1,012
    Xerox Corp............................................ 798,252    6,393,999
    Xilinx, Inc...........................................  56,586    2,064,823
   *XO Group, Inc.........................................  21,877      210,457
    Xyratex, Ltd..........................................  22,864      212,635
   *Yahoo!, Inc........................................... 328,277    6,444,078
   *Zebra Technologies Corp. Class A......................  34,150    1,478,012
   *Zix Corp..............................................  34,570      112,698
   *Zygo Corp.............................................  12,157      193,418
                                                                   ------------
Total Information Technology..............................          880,827,201
                                                                   ------------
Materials -- (4.8%)
    A. Schulman, Inc......................................  25,368      815,581
   *A.M. Castle & Co......................................  18,482      311,422
   *AEP Industries, Inc...................................   3,761      242,133
   *Air Products & Chemicals, Inc.........................  34,891    3,050,520
    Airgas, Inc...........................................  38,100    3,628,644
   *Albemarle Corp........................................  28,735    1,761,743
    Alcoa, Inc............................................ 687,756    6,079,763
   #Allegheny Technologies, Inc...........................  69,417    2,197,048
   *Allied Nevada Gold Corp...............................  61,549    1,458,096
   *AMCOL International Corp..............................  21,595      637,700
   *American Biltrite, Inc................................      17        8,075
   *American Pacific Corp.................................   3,651       71,852
   *American Vanguard Corp................................  19,161      649,558
    AptarGroup, Inc.......................................  43,863    2,260,260
   *Arabian American Development Co.......................  13,745      108,723
    Ashland, Inc..........................................  48,543    3,811,111
   #Axiall Corp...........................................  29,469    1,655,568
    Balchem Corp..........................................  20,092      751,441
   *Ball Corp.............................................  40,385    1,797,940
    Bemis Co., Inc........................................  85,512    3,051,068
    Boise, Inc............................................  83,729      690,764
   *Buckeye Technologies, Inc.............................  33,563      964,936
    Cabot Corp............................................  54,972    2,057,602
   *Calgon Carbon Corp....................................  47,248      757,858
   #Carpenter Technology Corp.............................  34,604    1,810,827
   *Celanese Corp. Class A................................  37,133    1,740,795
   *Century Aluminum Co...................................  75,943      653,869
    CF Industries Holdings, Inc...........................  33,971    7,785,134
    Chase Corp............................................   5,531      104,093
   *Chemtura Corp.........................................  82,082    1,946,985
   *Clearwater Paper Corp.................................  19,797      897,002
   #Cliffs Natural Resources, Inc.........................  80,521    3,004,239
   *Coeur d'Alene Mines Corp..............................  76,446    1,658,878
    Commercial Metals Co..................................  99,906    1,663,435
    Compass Minerals International, Inc...................  21,412    1,542,735
   *Contango ORE, Inc.....................................     833        6,664
   *Continental Materials Corp............................     268        4,626
   *Core Molding Technologies, Inc........................   5,580       39,339
   *Crown Holdings, Inc...................................  41,845    1,584,252
    Cytec Industries, Inc.................................  39,533    2,897,769
    Deltic Timber Corp....................................   6,112      443,487
   #Domtar Corp...........................................  29,751    2,476,176
    Dow Chemical Co. (The)................................ 360,676   11,613,767
   *E.I. du Pont de Nemours & Co.......................... 182,130    8,642,069
    Eagle Materials, Inc..................................  32,541    2,107,681
   *Eastman Chemical Co...................................  55,857    3,974,226
    Ecolab, Inc...........................................  92,507    6,697,507
   *Ferro Corp............................................  50,186      255,949

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
   *Flotek Industries, Inc................................  19,256 $   259,186
    FMC Corp..............................................  33,746   2,074,367
    Freeport-McMoRan Copper & Gold, Inc................... 280,167   9,875,887
    Friedman Industries, Inc..............................   5,521      60,565
    FutureFuel Corp.......................................  16,672     212,568
  #*General Moly, Inc.....................................  63,899     235,787
   *Globe Specialty Metals, Inc...........................  49,761     754,377
  #*Golden Minerals Co....................................   7,014      24,339
   *Graphic Packaging Holding Co.......................... 269,699   1,890,590
    Greif, Inc. Class A...................................  21,965   1,031,916
   *Greif, Inc. Class B...................................  14,223     719,115
   *H.B. Fuller Co........................................  40,448   1,580,708
   *Hawkins, Inc..........................................   6,968     271,891
   *Haynes International, Inc.............................   7,897     403,695
   *Headwaters, Inc.......................................  36,139     338,261
   #Hecla Mining Co....................................... 247,286   1,298,252
   *Horsehead Holding Corp................................  37,675     375,243
    Huntsman Corp......................................... 200,692   3,538,200
   *Innophos Holdings, Inc................................  14,148     715,464
   *Innospec, Inc.........................................  19,194     772,558
   *International Flavors & Fragrances, Inc...............  19,200   1,352,256
    International Paper Co................................ 147,971   6,128,959
    Intrepid Potash, Inc..................................  61,169   1,425,238
    Kaiser Aluminum Corp..................................  16,078     999,408
    KapStone Paper & Packaging Corp.......................  40,617     974,808
    KMG Chemicals, Inc....................................   8,825     172,529
    Koppers Holdings, Inc.................................   8,443     342,448
   *Kraton Performance Polymers, Inc......................  27,573     723,791
   #Kronos Worldwide, Inc.................................  50,119     971,807
   *Landec Corp...........................................  21,920     258,656
   *Louisiana-Pacific Corp................................ 113,401   2,203,381
   *LSB Industries, Inc...................................  14,765     611,271
    LyondellBasell Industries NV Class A..................  64,252   4,074,862
   #Martin Marietta Materials, Inc........................  29,886   2,950,645
   *Material Sciences Corp................................   3,017      29,808
    Materion Corp.........................................  16,898     454,556
   *McEwen Mining, Inc.................................... 136,545     427,386
    MeadWestvaco Corp..................................... 107,284   3,363,353
   *Mercer International, Inc.............................  42,084     294,167
    Metals USA Holdings Corp..............................  31,801     571,782
    Minerals Technologies, Inc............................  30,698   1,269,976
   *Mines Management, Inc.................................   4,267       4,907
   *Mod-Pac Corp..........................................   1,105       7,752
  #*Molycorp, Inc.........................................  10,678      78,804
   *Monsanto Co........................................... 107,926  10,938,300
    Mosaic Co. (The)......................................  67,850   4,155,812
    Myers Industries, Inc.................................  23,439     346,428
    Neenah Paper, Inc.....................................  10,961     339,133
  #*NewMarket Corp........................................   8,104   2,067,817
    Newmont Mining Corp................................... 142,662   6,128,760
    Noranda Aluminum Holding Corp.........................  43,884     258,477
   *Northern Technologies International Corp..............   2,180      29,190
    Nucor Corp............................................ 192,444   8,854,348
    Olin Corp.............................................  69,461   1,615,663
    Olympic Steel, Inc....................................   8,172     171,694
   *OM Group, Inc.........................................  27,663     764,052
   *Omnova Solutions, Inc.................................  34,023     278,308
   *Owens-Illinois, Inc................................... 109,395   2,603,601
    P.H. Glatfelter Co....................................  35,183     653,700
   *Packaging Corp. of America............................  67,787   2,605,054
   *Penford Corp..........................................   8,623      70,709

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
  #*PolyOne Corp........................................    62,522 $  1,365,480
   *PPG Industries, Inc.................................    33,533    4,623,195
   *Praxair, Inc........................................    58,257    6,429,825
   *Quaker Chemical Corp................................     9,695      554,263
    Reliance Steel & Aluminum Co........................    61,581    3,985,522
   *Resolute Forest Products............................        97        1,323
    Rock Tenn Co. Class A...............................    44,244    3,493,064
    Rockwood Holdings, Inc..............................    50,639    2,771,472
    Royal Gold, Inc.....................................    34,390    2,567,901
    RPM International, Inc..............................    90,699    2,830,716
   *RTI International Metals, Inc.......................    25,860      734,424
    Schnitzer Steel Industries, Inc. Class A............    21,977      639,091
   *Schweitzer-Mauduit International, Inc...............    22,708      925,124
    Scotts Miracle-Gro Co. Class A (The)................    42,114    1,841,224
    Sealed Air Corp.....................................   167,069    3,127,532
   *Senomyx, Inc........................................     8,376       14,826
    Sensient Technologies Corp..........................    43,099    1,642,072
   *Sherwin-Williams Co. (The)..........................    25,786    4,180,942
   *Sigma-Aldrich Corp..................................    26,317    2,035,094
   *Silgan Holdings, Inc................................    47,644    2,043,928
   *Silver Bull Resources, Inc..........................       500          240
   *Solitario Exploration & Royalty Corp................     1,700        2,958
    Sonoco Products Co..................................    72,434    2,244,730
   *Southern Copper Corp................................    41,034    1,616,329
   *Spartech Corp.......................................    20,213      192,630
    Steel Dynamics, Inc.................................   182,985    2,783,202
   *Stepan Co...........................................    13,506      792,262
  #*Stillwater Mining Co................................   101,421    1,365,127
   *SunCoke Energy, Inc.................................    59,994      994,701
    Synalloy Corp.......................................     4,755       67,569
  #*Texas Industries, Inc...............................    23,386    1,329,260
    Tredegar Corp.......................................    12,571      286,745
   *United States Lime & Minerals, Inc..................     3,372      155,281
   #United States Steel Corp............................   123,950    2,770,282
   *Universal Stainless & Alloy Products, Inc...........     5,348      191,084
   #Valhi, Inc..........................................    66,024    1,037,237
   *Valspar Corp........................................    63,347    4,198,639
   *Verso Paper Corp....................................    12,902       12,902
    Vulcan Materials Co.................................    87,672    4,958,728
   *Walter Energy, Inc..................................    20,292      761,965
    Wausau Paper Corp...................................    36,997      357,761
    Westlake Chemical Corp..............................    35,426    3,254,232
   *Worthington Industries, Inc.........................    56,984    1,565,920
   *WR Grace & Co.......................................    27,933    2,005,589
    Zep, Inc............................................    15,509      226,431
   *Zoltek Cos., Inc....................................    26,780      218,257
                                                                   ------------
Total Materials.........................................            279,574,554
                                                                   ------------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares........     2,293           --
  o*Concord Camera Corp. Escrow Shares..................       405           --
  o*Entorian Technologies, Inc. Escrow Shares...........       666           --
  o*Gerber Scientific, Inc. Escrow Shares...............    15,579           --
  o*Price Communications Liquidation Trust..............     5,700           --
  o*Softbrands, Inc. Escrow Shares......................     3,200           --
  o*Voyager Learning Co. Escrow Shares..................       669           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (2.3%)
    AT&T, Inc........................................... 1,666,129   57,964,628
    Atlantic Tele-Network, Inc..........................    13,287      575,061

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
   *Boingo Wireless, Inc................................     4,724 $     36,564
   *Cbeyond, Inc........................................    25,107      220,942
    CenturyLink, Inc....................................   186,399    7,539,840
  #*Cincinnati Bell, Inc................................   122,433      581,557
   *Consolidated Communications Holdings, Inc...........    22,177      381,671
   *Crown Castle International Corp.....................    59,315    4,182,894
   #Frontier Communications Corp........................   616,047    2,815,335
   *General Communications, Inc. Class A................    32,956      280,456
    HickoryTech Corp....................................     8,612       83,364
    IDT Corp. Class B...................................    14,221      145,339
   *Iridium Communications, Inc.........................    57,785      404,495
  #*Leap Wireless International, Inc....................    51,554      297,982
   *Level 3 Communications, Inc.........................    69,928    1,665,685
    Lumos Networks Corp.................................    11,746      114,054
   *MetroPCS Communications, Inc........................   186,127    1,866,854
    Neutral Tandem, Inc.................................    25,294       70,064
  #*NII Holdings, Inc...................................    86,707      606,949
    NTELOS Holdings Corp................................    12,037      155,638
   *ORBCOMM, Inc........................................    33,129      139,804
   *Premiere Global Services, Inc.......................    40,403      378,576
    Primus Telecommunications Group, Inc................     6,362       67,946
   *SBA Communications Corp.............................    36,507    2,543,078
    Shenandoah Telecommunications Co....................    19,685      288,582
   *Sprint Nextel Corp.................................. 1,449,574    8,161,102
    Telephone & Data Systems, Inc.......................    86,808    2,195,374
   *tw telecom, Inc.....................................   104,054    2,875,012
   *United States Cellular Corp.........................    23,989      912,542
    USA Mobility, Inc...................................    17,270      199,641
    Verizon Communications, Inc.........................   743,452   32,421,942
   *Vonage Holdings Corp................................   101,844      265,813
    Warwick Valley Telephone Co.........................     3,521       41,266
   #Windstream Corp.....................................   309,986    3,019,264
                                                                   ------------
Total Telecommunication Services........................            133,499,314
                                                                   ------------
Utilities -- (3.1%)
    AES Corp. (The).....................................   414,083    4,488,660
   #AGL Resources, Inc..................................    60,337    2,522,087
    ALLETE, Inc.........................................    26,956    1,243,750
    Alliant Energy Corp.................................    37,851    1,735,090
    Ameren Corp.........................................    60,843    1,973,747
    American Electric Power Co., Inc....................   100,673    4,559,480
    American States Water Co............................    13,349      674,792
    American Water Works Co., Inc.......................    50,293    1,925,216
    Aqua America, Inc...................................    97,206    2,646,919
    Artesian Resources Corp. Class A....................     4,218       95,538
    Atmos Energy Corp...................................    62,666    2,341,202
    Avista Corp.........................................    38,604      998,299
    Black Hills Corp....................................    30,641    1,236,364
  #*Cadiz, Inc..........................................     2,464       17,125
    California Water Service Group......................    28,581      557,330
   *Calpine Corp........................................   272,057    5,367,685
    CenterPoint Energy, Inc.............................   115,484    2,360,493
    CH Energy Group, Inc................................    10,263      667,095
    Chesapeake Utilities Corp...........................     6,261      297,147
    Cleco Corp..........................................    41,459    1,772,372
    CMS Energy Corp.....................................    74,200    1,906,940
    Connecticut Water Services, Inc.....................     5,787      171,527
    Consolidated Edison, Inc............................    59,688    3,395,053
    Consolidated Water Co., Ltd.........................     8,801       78,681
    Delta Natural Gas Co., Inc..........................     2,858       56,303
    Dominion Resources, Inc.............................   121,127    6,554,182

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Utilities -- (Continued)
    DTE Energy Co.........................................  45,434 $ 2,876,427
    Duke Energy Corp...................................... 151,703  10,428,064
  #*Dynegy, Inc...........................................     437       8,740
    Edison International, Inc.............................  69,891   3,368,047
    El Paso Electric Co...................................  27,450     924,791
    Empire District Electric Co. (The)....................  28,985     614,772
    Entergy Corp..........................................  46,115   2,979,029
    Exelon Corp........................................... 173,539   5,456,066
    FirstEnergy Corp......................................  81,006   3,279,933
    Gas Natural, Inc......................................   3,269      32,265
    Genie Energy, Ltd. Class B............................  16,745     119,559
    Great Plains Energy, Inc.............................. 104,963   2,246,208
    Hawaiian Electric Industries, Inc.....................  63,925   1,724,057
    IDACORP, Inc..........................................  34,768   1,613,583
   #Integrys Energy Group, Inc............................  45,029   2,462,636
   #ITC Holdings Corp.....................................  35,549   2,879,469
    Laclede Group, Inc. (The).............................  15,258     609,099
    MDU Resources Group, Inc..............................  88,096   2,054,399
    MGE Energy, Inc.......................................  15,451     809,478
    Middlesex Water Co....................................   9,998     193,061
    National Fuel Gas Co..................................  22,658   1,232,595
    New Jersey Resources Corp.............................  27,404   1,151,790
    NextEra Energy, Inc...................................  85,443   6,156,168
    NiSource, Inc.........................................  78,026   2,109,043
    Northeast Utilities, Inc..............................  86,215   3,511,537
    Northwest Natural Gas Co..............................  17,592     799,029
    NorthWestern Corp.....................................  25,370     938,436
   *NRG Energy, Inc....................................... 205,269   4,926,456
    NV Energy, Inc........................................ 127,463   2,412,875
    OGE Energy Corp.......................................  24,269   1,424,833
   *ONEOK, Inc............................................  59,472   2,795,779
   #Ormat Technologies, Inc...............................  33,157     704,918
    Otter Tail Corp.......................................  24,233     651,383
   #Pepco Holdings, Inc...................................  64,729   1,263,510
    PG&E Corp.............................................  81,611   3,479,893
   #Piedmont Natural Gas Co...............................  49,814   1,582,093
    Pinnacle West Capital Corp............................  28,437   1,517,967
    PNM Resources, Inc....................................  55,260   1,180,354
    Portland General Electric Co..........................  52,076   1,495,623
    PPL Corp.............................................. 121,035   3,666,150
    Public Service Enterprise Group, Inc.................. 133,879   4,174,347
    Questar Corp.......................................... 119,646   2,779,377
    RGC Resources, Inc....................................   1,530      28,106
    SCANA Corp............................................  35,511   1,662,270
    Sempra Energy.........................................  46,139   3,462,732
    SJW Corp..............................................  12,792     346,919
    South Jersey Industries, Inc..........................  21,377   1,160,344
    Southern Co. (The).................................... 173,096   7,656,036
    Southwest Gas Corp....................................  31,546   1,405,059
   *Synthesis Energy Systems, Inc.........................  27,753      30,806
    TECO Energy, Inc...................................... 144,143   2,561,421
    UGI Corp..............................................  96,826   3,412,148
    UIL Holdings Corp.....................................  35,170   1,308,676
    Unitil Corp...........................................   9,202     246,430
    UNS Energy Corp.......................................  28,690   1,299,370
    Vectren Corp..........................................  56,653   1,787,969
    Westar Energy, Inc....................................  87,342   2,626,374
    WGL Holdings, Inc.....................................  35,227   1,477,068
    Wisconsin Energy Corp.................................  64,290   2,534,955
    Xcel Energy, Inc......................................  98,899   2,747,414

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- --------------
Utilities -- (Continued)
    York Water Co..................................       8,089 $      152,882
                                                                --------------
Total Utilities....................................                180,183,895
                                                                --------------
TOTAL COMMON STOCKS................................              5,529,994,598
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Allos Therapeutics, Inc. Contingent Value
   Rights..........................................      13,000            130
  o*Capital Bank Corp. Contingent Value Rights.....         988             --
  o*Capital Bank Financial Corp. Contingent
   Value Rights....................................       5,725          1,260
  o*CVR Energy, Inc. Contingent Value Rights.......      60,988             --
   *Dynegy, Inc. Warrants 10/02/17.................       6,796          7,951
  o*Emergent Biosolutions, Inc. Contingent Value
   Rights..........................................       1,100             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17...       4,233          3,598
  o*PhotoMedex, Inc. Contingent Value Warrants.....         389             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17..         294             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17..         294             --
  o*Uranium Resources, Inc. Rights 02/28/13........         685             --
                                                                --------------
TOTAL RIGHTS/WARRANTS..............................                     12,939
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
    BlackRock Liquidity Funds TempCash Portfolio
      - Institutional Shares.......................  34,549,385     34,549,385
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (4.1%)
  (S)@DFA Short Term Investment Fund...............  20,246,985    234,257,616
     @Repurchase Agreement, JPMorgan Securities
       LLC 0.20%, 02/01/13 (Collateralized by
       $1,721,022 FNMA, rates ranging from
       2.100%(r) to 6.163%(r), maturities
       ranging from 01/01/23 to 10/01/42, valued
       at $1,725,304) to be repurchased at
       $1,670,900.................................. $     1,671      1,670,891
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                235,928,507
                                                                --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,647,063,266)^^..........................             $5,800,485,429
                                                                ==============

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary........... $  766,447,134 $     21,390   --    $  766,468,524
  Consumer Staples.................    438,415,593           --   --       438,415,593
  Energy...........................    583,149,685       19,258   --       583,168,943
  Financials.......................    932,288,388          972   --       932,289,360
  Health Care......................    605,239,331      425,911   --       605,665,242
  Industrials......................    729,885,140       16,832   --       729,901,972
  Information Technology...........    880,814,916       12,285   --       880,827,201
  Materials........................    279,574,554           --   --       279,574,554
  Other............................             --           --   --                --
  Telecommunication Services.......    133,499,314           --   --       133,499,314
  Utilities........................    180,183,895           --   --       180,183,895
Rights/Warrants....................         11,549        1,390   --            12,939
Temporary Cash Investments.........     34,549,385           --   --        34,549,385
Securities Lending Collateral......             --  235,928,507   --       235,928,507
                                    -------------- ------------   --    --------------
TOTAL.............................. $5,564,058,884 $236,426,545   --    $5,800,485,429
                                    ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                         U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- ----------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (13.5%).........................
   *1-800-FLOWERS.COM, Inc. Class A.......................  46,103 $  185,333
    A.H. Belo Corp. Class A...............................  25,063    132,333
    Aaron's, Inc.......................................... 117,802  3,492,829
    Abercrombie & Fitch Co. Class A.......................  98,152  4,907,600
   *Advance Auto Parts, Inc...............................  19,701  1,448,418
   *Aeropostale, Inc...................................... 103,133  1,395,389
   *AFC Enterprises, Inc..................................  22,826    663,324
   *ALCO Stores, Inc......................................     100        815
   *Aldila, Inc...........................................   2,616     10,359
   *Amazon.com, Inc.......................................  36,479  9,685,174
    Ambassadors Group, Inc................................  23,469    115,702
   *AMC Networks, Inc. Class A............................  34,612  1,971,846
    Amcon Distributing Co.................................     668     48,680
   *American Apparel, Inc.................................  38,775     55,060
   *American Eagle Outfitters, Inc........................ 274,812  5,553,951
   #American Greetings Corp. Class A......................  29,700    475,200
  #*American Public Education, Inc........................  13,795    531,521
   *America's Car-Mart, Inc...............................  14,490    576,992
    Ameristar Casinos, Inc................................  44,921  1,190,406
   *ANN, Inc..............................................  68,590  2,115,316
   *Apollo Group, Inc. Class A............................  20,644    417,422
    Arbitron, Inc.........................................  18,047    846,404
   *Arctic Cat, Inc.......................................  21,376    772,529
    Ark Restaurants Corp..................................   4,916     86,276
   *Asbury Automotive Group, Inc..........................  51,063  1,815,800
  #*Ascena Retail Group, Inc.............................. 217,988  3,694,897
   *Ascent Capital Group, Inc. Class A....................  19,778  1,260,056
   #Autoliv, Inc..........................................  39,955  2,629,039
   *AutoNation, Inc....................................... 103,579  5,023,581
   *AutoZone, Inc.........................................   4,966  1,835,930
   *Ballantyne Strong, Inc................................  17,770     63,617
   *Bally Technologies, Inc...............................  37,045  1,784,087
  #*Barnes & Noble, Inc...................................  94,883  1,265,739
    Bassett Furniture Industries, Inc.....................  14,448    201,116
   *BB Liquidating, Inc...................................  10,100        126
    Beasley Broadcast Group, Inc. Class A.................   8,562     43,152
  #*Beazer Homes USA, Inc.................................  22,402    421,606
    bebe stores, Inc...................................... 124,785    521,601
   *Bed Bath & Beyond, Inc................................  45,415  2,665,860
    Belo Corp. Class A.................................... 157,142  1,330,993
   #Best Buy Co., Inc..................................... 252,444  4,104,739
    Big 5 Sporting Goods Corp.............................  31,935    442,938
  #*Big Lots, Inc.........................................  60,719  1,952,116
   *Biglari Holdings, Inc.................................   2,334    860,966
   *BJ's Restaurants, Inc.................................  33,901  1,083,815
   *Blue Nile, Inc........................................   5,804    194,376
   *Bluegreen Corp........................................  31,025    297,840
   #Blyth, Inc............................................  24,520    343,525
    Bob Evans Farms, Inc..................................  44,192  1,956,380
   *Body Central Corp.....................................  10,272     81,662
    Bon-Ton Stores, Inc. (The)............................  26,063    327,091
  #*Books-A-Million, Inc..................................  20,408     50,000
   *BorgWarner, Inc.......................................  38,658  2,867,650
    Bowl America, Inc. Class A............................   3,937     50,335
  #*Boyd Gaming Corp...................................... 103,900    728,339
   *Bravo Brio Restaurant Group, Inc......................  24,835    370,042
  #*Bridgepoint Education, Inc............................  56,317    594,144
    Brinker International, Inc............................  52,003  1,702,578

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   *Brookfield Residential Properties, Inc...............     5,046 $   100,970
    Brown Shoe Co., Inc..................................    65,046   1,121,393
    Brunswick Corp.......................................    86,917   3,142,919
   *Buckle, Inc. (The)...................................    38,775   1,813,894
   *Buffalo Wild Wings, Inc..............................    23,569   1,733,500
   *Build-A-Bear Workshop, Inc...........................    26,815     109,942
   *Cabela's, Inc........................................   100,507   5,188,171
   #Cablevision Systems Corp. Class A....................    95,506   1,398,208
   *Cache, Inc...........................................    18,700      46,189
    Callaway Golf Co.....................................   111,685     732,654
   *Cambium Learning Group, Inc..........................    82,206     103,580
    Canterbury Park Holding Corp.........................     5,270      56,600
   *Capella Education Co.................................    20,286     554,214
   *Career Education Corp................................   101,097     349,796
   *CarMax, Inc..........................................    80,589   3,176,818
   *Carmike Cinemas, Inc.................................    12,826     204,575
    Carnival Corp........................................   247,800   9,594,816
    Carriage Services, Inc...............................    21,961     307,015
   *Carrols Restaurant Group, Inc........................    34,757     217,926
   *Carter's, Inc........................................    77,010   4,638,312
   *Casual Male Retail Group, Inc........................    69,392     318,509
   *Cato Corp. Class A (The).............................    42,931   1,183,608
   *Cavco Industries, Inc................................    11,347     588,455
    CBS Corp. Class A....................................    18,791     783,021
    CBS Corp. Class B....................................   398,207  16,613,196
    CEC Entertainment, Inc...............................    23,178     763,947
  #*Central European Media Enterprises, Ltd. Class A.....    18,678     110,387
   *Charles & Colvard, Ltd...............................    19,498      74,872
   *Charter Communications, Inc. Class A.................     6,441     502,205
  #*Cheesecake Factory, Inc. (The).......................    87,024   2,885,716
   *Cherokee, Inc........................................     8,005     113,111
   *Chico's FAS, Inc.....................................   210,925   3,781,885
   *Children's Place Retail Stores, Inc. (The)...........    38,069   1,897,359
   *Chipotle Mexican Grill, Inc..........................     5,722   1,756,711
   #Choice Hotels International, Inc.....................    36,199   1,304,612
   *Christopher & Banks Corp.............................    43,680     270,816
   *Chromcraft Revington, Inc............................     2,958       2,071
    Churchill Downs, Inc.................................    26,352   1,703,920
   *Cinemark Holdings, Inc...............................   153,849   4,329,311
   *Citi Trends, Inc.....................................    22,270     288,174
   *Clear Channel Outdoor Holdings, Inc. Class A.........    55,873     419,048
   *Coach, Inc...........................................    30,042   1,532,142
   *Coast Distribution System, Inc. (The)................     1,760       3,696
   *Cobra Electronics Corp...............................     9,352      37,876
  #*Coinstar, Inc........................................    38,109   1,938,986
  #*Coldwater Creek, Inc.................................    18,233      69,103
    Collectors Universe, Inc.............................     8,599     103,446
   #Columbia Sportswear Co...............................    50,929   2,601,963
    Comcast Corp. Class A................................ 1,069,364  40,721,381
    Comcast Corp. Special Class A........................   337,406  12,392,922
  #*Conn's, Inc..........................................    55,233   1,570,827
   *Cooper Tire & Rubber Co..............................   101,951   2,595,672
    Core-Mark Holding Co., Inc...........................    17,170     860,732
   *Corinthian Colleges, Inc.............................   125,219     308,039
   *Cracker Barrel Old Country Store, Inc................    29,416   1,906,745
   *Crocs, Inc...........................................   147,461   2,191,270
  #*Crown Media Holdings, Inc. Class A...................    51,149      93,603
    CSS Industries, Inc..................................     8,600     195,306
    CTC Media, Inc.......................................   101,373   1,084,691
    Culp, Inc............................................    16,503     288,802
   *Cumulus Media, Inc. Class A..........................    22,186      72,104

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Cybex International, Inc..............................   9,222 $   23,239
    D.R. Horton, Inc...................................... 360,331  8,525,431
    Dana Holding Corp..................................... 227,791  3,662,879
   *Darden Restaurants, Inc...............................  51,600  2,399,400
  #*Deckers Outdoor Corp..................................  41,400  1,653,930
   *dELiA*s, Inc..........................................  15,474     15,938
   *Delta Apparel, Inc....................................  16,268    235,073
    Destination Maternity Corp............................  21,804    496,477
  #*DeVry, Inc............................................  81,188  2,043,502
 o#*DGSE Cos., Inc........................................   8,710     49,908
   *Dick's Sporting Goods, Inc............................  28,649  1,363,406
  #*Digital Generation, Inc...............................  43,634    436,776
    Dillard's, Inc. Class A...............................  87,901  7,419,723
   *DineEquity, Inc.......................................  29,789  2,182,342
   *DIRECTV............................................... 110,916  5,672,244
   *Discovery Communications, Inc. Class A................  42,342  2,937,688
   *Discovery Communications, Inc. Class B................   2,270    157,652
   *Discovery Communications, Inc. Class C................  35,622  2,269,478
   *DISH Network Corp. Class A............................  40,052  1,492,738
   *Dixie Group, Inc. (The)...............................  11,235     47,524
   *Dollar General Corp...................................  23,310  1,077,388
   *Dollar Tree, Inc......................................  48,760  1,949,912
    Domino's Pizza, Inc...................................  57,309  2,668,880
  #*Dorman Products, Inc..................................  54,753  1,896,096
    Dover Downs Gaming & Entertainment, Inc...............  18,137     40,446
    Dover Motorsports, Inc................................   9,156     15,748
  #*DreamWorks Animation SKG, Inc. Class A................ 108,690  1,892,293
   *Drew Industries, Inc..................................  36,268  1,328,134
   *DSW, Inc. Class A.....................................  46,290  3,098,190
    Dunkin' Brands Group, Inc.............................  90,209  3,293,531
   *E.W. Scripps Co. Class A (The)........................  68,416    751,892
   *EDCI Holdings, Inc....................................   3,419     11,727
  #*Education Management Corp.............................  69,433    300,645
    Educational Development Corp..........................   3,809     15,046
    Einstein Noah Restaurant Group, Inc...................  25,761    331,029
   *Emerson Radio Corp....................................  26,350     44,795
   *Emmis Communications Corp. Class A....................   5,500     10,450
   *Empire Resorts, Inc...................................   4,000      8,200
  #*Entercom Communications Corp. Class A.................  41,042    325,873
   *Entertainment Gaming Asia, Inc........................   2,058      4,116
    Entravision Communications Corp. Class A..............  62,347    117,212
    Escalade, Inc.........................................  10,743     58,979
   *Ethan Allen Interiors, Inc............................  46,695  1,349,952
   *Ever-Glory International Group, Inc...................   2,000      4,120
   *Exide Technologies.................................... 119,781    412,047
    Expedia, Inc..........................................  53,030  3,460,208
   *Express, Inc..........................................  48,802    896,981
  #*FAB Universal Corp....................................   8,003     26,970
   *Family Dollar Stores, Inc.............................  53,600  3,039,120
   *Famous Dave's of America, Inc.........................  10,924    102,249
   *Federal-Mogul Corp.................................... 103,878    970,221
   *Fiesta Restaurant Group, Inc..........................  31,463    560,356
    Finish Line, Inc. Class A (The).......................  80,573  1,501,881
    Fisher Communications, Inc............................   9,960    353,381
   *Flanigan's Enterprises, Inc...........................   1,000      7,755
    Flexsteel Industries, Inc.............................   7,812    183,270
    Foot Locker, Inc...................................... 220,508  7,574,450
   *Ford Motor Co......................................... 333,761  4,322,205
   *Fossil, Inc...........................................  40,441  4,269,761
   *Frederick's of Hollywood Group, Inc...................   4,166      1,042
    Fred's, Inc. Class A..................................  58,107    768,175

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Frisch's Restaurants, Inc.............................   7,545 $   137,847
   *Fuel Systems Solutions, Inc...........................  30,097     441,824
   *Full House Resorts, Inc...............................  19,925      64,158
   *Furniture Brands International, Inc...................  62,024      85,593
   *Gaiam, Inc. Class A...................................  18,959      61,996
   #GameStop Corp. Class A................................ 202,321   4,693,847
    Gaming Partners International Corp....................   8,266      62,822
    Gannett Co., Inc...................................... 359,653   7,059,988
    Gap, Inc. (The)....................................... 250,607   8,189,837
  #*Garmin, Ltd........................................... 135,206   5,122,955
   *Geeknet, Inc..........................................   7,665     117,428
   *General Motors Co..................................... 407,062  11,434,372
   *Genesco, Inc..........................................  40,175   2,504,108
   #Gentex Corp........................................... 105,267   2,013,758
   *Gentherm, Inc.........................................  31,869     461,463
   *Genuine Parts Co......................................  58,553   3,983,361
   *G-III Apparel Group, Ltd..............................  31,752   1,139,579
   *Global Sources, Ltd...................................  29,825     244,565
   *GNC Holdings, Inc. Class A............................  12,952     465,495
   *Goodyear Tire & Rubber Co. (The)...................... 154,229   2,122,191
   *Gordmans Stores, Inc..................................  12,089     144,343
  #*Grand Canyon Education, Inc...........................  52,834   1,260,619
   *Gray Television, Inc..................................  68,806     257,334
   *Gray Television, Inc. Class A.........................   3,160      10,870
   #Group 1 Automotive, Inc...............................  35,030   2,372,932
   *Guess?, Inc........................................... 114,748   3,108,523
   *H&R Block, Inc........................................  48,700   1,108,899
  #*Hallwood Group, Inc. (The)............................   1,023       9,478
   *Hampshire Group, Ltd..................................   1,000       3,250
   *Hanesbrands, Inc......................................  47,175   1,768,119
   *Harley-Davidson, Inc..................................  64,955   3,404,941
    Harman International Industries, Inc.................. 107,592   4,817,970
   *Harris Interactive, Inc...............................  13,112      16,259
    Harte-Hanks, Inc......................................  90,646     742,391
  #*Hasbro, Inc...........................................  34,967   1,306,717
    Hastings Entertainment, Inc...........................   2,673       5,800
    Haverty Furniture Cos., Inc...........................  29,309     527,562
    Haverty Furniture Cos., Inc. Class A..................   2,523      45,591
   *Helen of Troy, Ltd....................................  49,798   1,802,688
  o*Here Media, Inc.......................................     300          --
  o*Here Media, Inc. Special Shares.......................     300           3
  #*hhgregg, Inc..........................................  53,331     452,247
  #*Hibbett Sports, Inc...................................  24,675   1,299,386
   *Hillenbrand, Inc...................................... 100,778   2,494,256
   *Hollywood Media Corp..................................  12,071      15,813
   *Home Depot, Inc. (The)................................ 301,629  20,185,013
    Hooker Furniture Corp.................................  16,557     250,011
   *Hot Topic, Inc........................................  65,359     725,485
   *HSN, Inc..............................................  62,267   3,711,113
   *Hyatt Hotels Corp. Class A............................  19,750     791,382
  #*Iconix Brand Group, Inc............................... 108,131   2,600,551
   *International Game Technology.........................  59,806     919,218
    International Speedway Corp. Class A..................  41,518   1,138,008
    Interpublic Group of Cos., Inc. (The)................. 412,069   4,990,156
  #*Interval Leisure Group, Inc...........................  83,119   1,645,756
   *iRobot Corp...........................................  29,445     673,702
   *Isle of Capri Casinos, Inc............................  54,990     386,580
  #*ITT Educational Services, Inc.........................  15,300     257,652
   #J.C. Penney Co., Inc.................................. 188,258   3,827,285
   *Jack in the Box, Inc..................................  70,959   2,059,940
    JAKKS Pacific, Inc....................................  27,534     359,594

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Jarden Corp........................................... 102,085 $ 6,006,681
    John Wiley & Sons, Inc. Class B.......................   7,502     286,764
    Johnson Controls, Inc................................. 361,676  11,244,507
   *Johnson Outdoors, Inc. Class A........................  19,561     420,170
    Jones Group, Inc. (The)............................... 128,053   1,536,636
  #*Jos. A. Bank Clothiers, Inc...........................  43,928   1,780,841
   *Journal Communications, Inc. Class A..................  69,371     380,153
  #*K12, Inc..............................................  49,967     922,391
    KB Home............................................... 120,600   2,299,842
   *Kid Brands, Inc.......................................  43,775      72,229
   *Kirkland's, Inc.......................................  28,827     333,528
    Kohl's Corp........................................... 122,452   5,668,303
   *Kona Grill, Inc.......................................  11,997     101,375
    Koss Corp.............................................   4,495      22,160
   *Krispy Kreme Doughnuts, Inc........................... 103,485   1,345,305
   *K-Swiss, Inc. Class A.................................  35,759     168,425
   *Lakeland Industries, Inc..............................   7,818      38,386
   *Lamar Advertising Co. Class A.........................  64,341   2,743,500
   *Las Vegas Sands Corp..................................  56,918   3,144,720
   *Lazare Kaplan International, Inc......................   3,667       4,877
    La-Z-Boy, Inc.........................................  85,244   1,333,216
   *LeapFrog Enterprises, Inc.............................  88,244     795,078
    Lear Corp.............................................  74,859   3,668,091
   *Learning Tree International, Inc......................  16,482      84,882
   *Lee Enterprises, Inc..................................  46,810      59,449
   #Leggett & Platt, Inc.................................. 187,397   5,516,968
   #Lennar Corp. Class A.................................. 217,231   9,023,776
    Lennar Corp. Class B Voting...........................  33,079   1,094,253
   *Libbey, Inc...........................................  27,932     524,563
   *Liberty Global, Inc. Class A..........................  24,979   1,705,816
   *Liberty Global, Inc. Class B..........................     808      54,944
   *Liberty Global, Inc. Class C..........................  60,384   3,850,084
   *Liberty Interactive Corp. Class A..................... 542,102  11,525,089
   *Liberty Interactive Corp. Class B.....................  11,386     249,809
   *Liberty Media Corp. (531229102)....................... 135,703  15,132,242
   *Liberty Media Corp. (531229201).......................   5,224     586,969
   *Liberty Ventures Series A.............................  32,345   2,413,907
   *Liberty Ventures Series B.............................     569      42,504
  #*Life Time Fitness, Inc................................  66,794   3,388,460
    Lifetime Brands, Inc..................................  15,818     168,304
    Limited Brands, Inc................................... 115,444   5,543,621
   *LIN TV Corp. Class A..................................  49,530     528,485
    Lincoln Educational Services Corp.....................  32,420     179,607
   *Lions Gate Entertainment Corp.........................     849      15,554
   *Lithia Motors, Inc. Class A...........................  36,894   1,596,403
   *Live Nation Entertainment, Inc........................ 294,430   3,020,852
   *LKQ Corp.............................................. 376,352   8,426,521
   *Lowe's Cos., Inc...................................... 440,112  16,807,877
   *Luby's, Inc...........................................  35,781     244,026
   *Lululemon Athletica, Inc..............................  18,766   1,294,854
   *Lumber Liquidators Holdings, Inc......................  34,916   2,066,329
   *M/I Homes, Inc........................................  33,353     908,536
    Mac-Gray Corp.........................................  19,027     229,656
    Macy's, Inc........................................... 276,516  10,925,147
   *Madison Square Garden Co. Class A (The)...............  94,638   4,923,069
   *Maidenform Brands, Inc................................  37,084     719,800
    Marcus Corp...........................................  30,027     399,359
    Marine Products Corp..................................  47,094     297,163
   *MarineMax, Inc........................................  35,164     410,716
    Marriott International, Inc. Class A..................  46,298   1,850,994
   *Marriott Vacations Worldwide Corp.....................  10,927     484,940

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Martha Stewart Living Omnimedia Class A...............  60,321 $   175,534
   *Mattel, Inc........................................... 125,420   4,719,555
   *Matthews International Corp. Class A..................  42,640   1,396,886
  #*McClatchy Co. Class A (The)...........................  94,253     275,219
   *McDonald's Corp.......................................  93,700   8,928,673
   *McGraw-Hill Cos., Inc. (The)..........................  27,929   1,606,476
    MDC Holdings, Inc.....................................  77,138   3,033,066
  #*Media General, Inc. Class A...........................  37,031     157,752
    Men's Wearhouse, Inc. (The)...........................  76,446   2,320,136
   #Meredith Corp.........................................  54,939   1,992,088
   *Meritage Homes Corp...................................  56,114   2,482,483
   *MGM Resorts International............................. 496,550   6,340,944
   *Modine Manufacturing Co...............................  68,782     583,271
   *Mohawk Industries, Inc................................  97,755   9,937,773
   *Monarch Casino & Resort, Inc..........................  22,152     229,495
  #*Monro Muffler Brake, Inc..............................  46,126   1,670,684
   *Morgans Hotel Group Co................................   1,787       9,632
    Morningstar, Inc......................................  20,040   1,356,508
  #*Motorcar Parts of America, Inc........................  16,732     111,602
   *Movado Group, Inc.....................................  29,819   1,090,183
   *MTR Gaming Group, Inc.................................  26,957     107,828
   *Multimedia Games Holding Co., Inc.....................  25,419     430,598
    NACCO Industries, Inc. Class A........................  10,379     676,296
   *Nathan's Famous, Inc..................................   7,706     318,027
   *National CineMedia, Inc...............................  53,793     821,957
   *Nautilus, Inc.........................................  50,307     272,161
   *Navarre Corp..........................................  36,221      78,600
   *Netflix, Inc..........................................  20,041   3,311,575
   *Nevada Gold & Casinos, Inc............................   1,100         957
   *New York & Co., Inc...................................  97,315     380,502
   *New York Times Co. Class A (The)...................... 239,447   2,121,500
   *Newell Rubbermaid, Inc................................  92,609   2,174,459
    News Corp. Class A.................................... 846,333  23,477,277
    News Corp. Class B.................................... 305,808   8,636,018
   *Nexstar Broadcasting Group, Inc. Class A..............  25,440     365,827
   *NIKE, Inc. Class B....................................  79,134   4,277,193
   *Nobility Homes, Inc...................................   2,557      13,169
   *Nordstrom, Inc........................................  42,272   2,334,683
    Nutrisystem, Inc......................................  42,029     379,522
   *NVR, Inc..............................................   6,499   6,691,760
   *Office Depot, Inc..................................... 410,885   1,779,132
    OfficeMax, Inc........................................ 134,321   1,447,980
   *Omnicom Group, Inc....................................  47,482   2,577,323
   *Orbitz Worldwide, Inc.................................  89,814     259,562
  #*Orchard Supply Hardware Stores Corp. Class A..........   3,617      25,789
   *O'Reilly Automotive, Inc..............................  90,600   8,394,090
   *Orient-Express Hotels, Ltd. Class A................... 157,124   1,825,781
    Outdoor Channel Holdings, Inc.........................  35,986     277,812
  #*Overstock.com, Inc....................................  21,548     289,605
   *Oxford Industries, Inc................................  24,128   1,191,441
   *P & F Industries, Inc. Class A........................   2,869      24,386
   *Pacific Sunwear of California, Inc....................  84,041     166,401
   *Panera Bread Co. Class A..............................  19,844   3,171,270
   *Papa John's International, Inc........................  29,488   1,654,277
  #*Penn National Gaming, Inc............................. 117,431   5,714,192
   #Penske Automotive Group, Inc.......................... 138,360   4,554,811
    Pep Boys - Manny, Moe & Jack (The)....................  84,172     936,834
   *Perfumania Holdings, Inc..............................   6,982      44,266
    Perry Ellis International, Inc........................  24,723     477,154
    PetMed Express, Inc...................................  32,127     418,936
   *PetSmart, Inc.........................................  39,873   2,608,093

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    Pier 1 Imports, Inc................................... 139,418 $ 3,023,976
   *Pinnacle Entertainment, Inc...........................  76,630   1,191,596
   *Point.360.............................................   6,026       4,670
   *Polaris Industries, Inc...............................  32,961   2,870,573
   *Pool Corp.............................................  56,154   2,572,976
   *Premier Exhibitions, Inc..............................   6,900      16,353
   *Priceline.com, Inc....................................   4,200   2,878,974
   *PulteGroup, Inc....................................... 570,771  11,837,791
    PVH Corp..............................................  73,475   8,733,973
   *Q.E.P. Co., Inc.......................................     670      10,820
   *Quiksilver, Inc....................................... 262,318   1,715,560
    R.G. Barry Corp.......................................  21,060     281,783
   *Radio One, Inc. Class D...............................  33,982      46,216
   #RadioShack Corp....................................... 143,336     471,575
   *Ralph Lauren Corp.....................................  12,900   2,147,592
   *Reading International, Inc. Class A...................  14,293      83,328
   *Reading International, Inc. Class B...................     300       2,034
   *Red Lion Hotels Corp..................................  26,248     196,073
   *Red Robin Gourmet Burgers, Inc........................  22,738     840,624
   #Regal Entertainment Group Class A..................... 110,822   1,654,572
    Regis Corp............................................  90,012   1,597,713
    Rent-A-Center, Inc....................................  95,337   3,401,624
   *Rentrak Corp..........................................  11,567     236,892
   *Rick's Cabaret International, Inc.....................  11,506      96,881
   *Rocky Brands, Inc.....................................   8,403     118,650
    Ross Stores, Inc......................................  84,222   5,028,053
    Royal Caribbean Cruises, Ltd.......................... 231,893   8,394,527
   *Ruby Tuesday, Inc..................................... 101,234     762,292
   *rue21, Inc............................................  29,392     873,236
   *Ruth's Hospitality Group, Inc.........................  55,442     430,230
    Ryland Group, Inc. (The)..............................  69,112   2,745,129
    Saga Communications, Inc. Class A.....................   5,095     239,449
  #*Saks, Inc............................................. 243,217   2,629,176
    Salem Communications Corp. Class A....................  21,782     126,989
   *Sally Beauty Holdings, Inc............................ 101,280   2,687,971
    Scholastic Corp.......................................  38,702   1,147,901
   *School Specialty, Inc.................................  24,242       2,494
   *Scientific Games Corp. Class A........................ 138,086   1,227,585
   *Scripps Networks Interactive, Inc. Class A............  29,755   1,837,966
  #*Sealy Corp............................................  85,603     184,902
   #Sears Canada, Inc.....................................  24,740     235,030
  #*Sears Holdings Corp...................................  57,765   2,712,067
   *Select Comfort Corp...................................  45,800   1,008,516
    Service Corp. International........................... 355,943   5,314,229
   *SHFL Entertainment, Inc...............................  74,809   1,107,173
    Shiloh Industries, Inc................................  21,745     235,933
    Shoe Carnival, Inc....................................  33,252     680,668
   *Shutterfly, Inc.......................................  56,597   1,872,229
    Signet Jewelers, Ltd. ADR............................. 125,728   7,868,058
   *Sinclair Broadcast Group, Inc. Class A................  41,284     568,894
    Six Flags Entertainment Corp..........................  73,682   4,637,545
   *Skechers U.S.A., Inc. Class A.........................  60,849   1,156,131
   *Skyline Corp..........................................  10,884      51,917
  #*Smith & Wesson Holding Corp...........................  97,758     840,719
   *Sonic Automotive, Inc. Class A........................  71,765   1,741,737
   *Sonic Corp............................................  43,011     480,003
    Sotheby's.............................................  73,263   2,631,607
   *Spanish Broadcasting System, Inc. Class A.............   2,346       6,545
    Spartan Motors, Inc...................................  47,982     272,058
    Speedway Motorsports, Inc.............................  59,610     975,220
   *Sport Chalet, Inc. Class A............................   9,608      16,718

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Sport Chalet, Inc. Class B............................   1,292 $     2,397
    Stage Stores, Inc.....................................  47,969   1,096,092
    Standard Motor Products, Inc..........................  36,719     852,248
   *Standard Pacific Corp................................. 294,445   2,443,894
   *Stanley Furniture Co., Inc............................  15,342      71,340
   #Staples, Inc.......................................... 168,658   2,273,510
   *Starbucks Corp........................................  67,563   3,791,636
   *Starwood Hotels & Resorts Worldwide, Inc..............  29,703   1,824,061
   *Starz - Liberty Capital (85571Q102)................... 135,703   2,163,106
   *Starz - Liberty Capital (85571Q201)...................   5,224      84,472
    Stein Mart, Inc.......................................  66,806     563,843
   *Steiner Leisure, Ltd..................................  23,401   1,054,215
   *Steinway Musical Instruments, Inc.....................  17,477     388,688
   *Steven Madden, Ltd....................................  53,874   2,482,514
    Stewart Enterprises, Inc. Class A..................... 114,611     945,541
   *Stoneridge, Inc.......................................  39,394     246,606
    Strattec Security Corp................................   4,792     128,905
    Strayer Education, Inc................................   7,822     445,072
   #Sturm Ruger & Co., Inc................................  24,927   1,265,544
    Superior Industries International, Inc................  42,144     854,259
    Superior Uniform Group, Inc...........................  12,533     141,999
    Systemax, Inc.........................................  51,897     508,072
   *Tandy Brands Accessories, Inc.........................   5,800       9,048
    Tandy Leather Factory, Inc............................   7,929      45,750
    Target Corp........................................... 146,665   8,860,033
   *Tempur-Pedic International, Inc.......................  18,061     703,657
   *Tenneco, Inc..........................................  37,500   1,311,000
  #*Tesla Motors, Inc.....................................  25,725     964,945
   *Texas Roadhouse, Inc.................................. 114,457   2,013,299
    Thor Industries, Inc..................................  82,237   3,460,533
   *Tiffany & Co..........................................  42,344   2,784,118
    Time Warner Cable, Inc................................ 159,874  14,283,143
    Time Warner, Inc...................................... 505,637  25,544,781
   *TJX Cos., Inc. (The)..................................  74,256   3,354,886
   *Toll Brothers, Inc.................................... 244,751   9,165,925
   *Tower International, Inc..............................     210       2,035
   *Town Sports International Holdings, Inc...............  26,956     283,847
   *Tractor Supply Co.....................................  61,800   6,406,806
    Trans World Entertainment Corp........................   1,798       6,131
   *Trinity Place Holdings, Inc...........................  10,474      48,076
  #*TripAdvisor, Inc......................................  53,030   2,454,228
    True Religion Apparel, Inc............................  33,576     796,087
   *TRW Automotive Holdings Corp.......................... 117,968   6,798,496
   *Tuesday Morning Corp..................................  75,510     634,284
   *Tupperware Brands Corp................................  28,324   2,158,289
   *Ulta Salon Cosmetics & Fragrance, Inc.................  53,376   5,221,240
   *Under Armour, Inc. Class A............................  21,600   1,098,792
   *Unifi, Inc............................................  29,133     393,296
   *Universal Electronics, Inc............................  19,232     367,331
    Universal Technical Institute, Inc....................  35,790     404,427
   *UQM Technologies, Inc.................................  21,417      15,742
   *Urban Outfitters, Inc.................................  31,700   1,356,443
   *US Auto Parts Network, Inc............................  39,333      74,339
    V.F. Corp.............................................  37,138   5,480,826
  #*Vail Resorts, Inc.....................................  56,886   3,006,425
  #*Valassis Communications, Inc..........................  67,600   1,896,856
   #Value Line, Inc.......................................   7,363      71,274
   *Valuevision Media, Inc. Class A.......................  45,286     122,725
    Viacom, Inc. Class A..................................  10,234     646,584
   *Viacom, Inc. Class B.................................. 131,900   7,960,165
  #*Virgin Media, Inc.....................................  22,958     904,316

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Consumer Discretionary -- (Continued)
  #*Visteon Corp........................................  52,770 $    2,970,423
  #*Vitacost.com, Inc...................................   8,179         59,134
  #*Vitamin Shoppe, Inc.................................  37,056      2,263,380
   *VOXX International Corp.............................  32,737        316,239
   #Walking Co. Holdings, Inc. (The)....................     329          3,191
    Walt Disney Co. (The)............................... 830,524     44,748,633
   *Warnaco Group, Inc. (The)...........................  56,350      4,125,384
    Washington Post Co. Class B (The)...................   9,693      3,738,396
   #Weight Watchers International, Inc..................  34,160      1,826,535
   *Wells-Gardner Electronics Corp......................   4,482          8,964
    Wendy's Co. (The)................................... 633,749      3,257,470
   *West Marine, Inc....................................  32,388        388,008
   *Wet Seal, Inc. Class A (The)........................ 139,594        390,863
    Weyco Group, Inc....................................  12,731        290,012
    Whirlpool Corp......................................  76,089      8,779,149
    Wiley (John) & Sons, Inc. Class A...................  63,695      2,439,518
   *Williams-Sonoma, Inc................................  76,155      3,350,820
    Winmark Corp........................................   4,123        266,676
   *Winnebago Industries, Inc...........................  47,064        881,038
   *WMS Industries, Inc.................................  76,842      1,901,840
   #Wolverine World Wide, Inc...........................  58,527      2,516,661
    World Wrestling Entertainment, Inc. Class A.........  44,501        380,929
    Wyndham Worldwide Corp.............................. 180,614     10,076,455
   *Wynn Resorts, Ltd...................................  13,405      1,678,574
   *Yum! Brands, Inc....................................  41,894      2,720,596
  #*Zagg, Inc...........................................  30,620        211,890
   *Zale Corp...........................................  48,457        238,408
   *Zumiez, Inc.........................................  41,911        884,322
                                                                 --------------
Total Consumer Discretionary............................          1,096,086,171
                                                                 --------------
Consumer Staples -- (6.0%)
    Alico, Inc..........................................  10,393        452,823
   *Alliance One International, Inc..................... 126,658        458,502
    Altria Group, Inc................................... 380,680     12,821,302
    Andersons, Inc. (The)...............................  29,265      1,379,845
    Archer-Daniels-Midland Co........................... 329,811      9,409,508
    Arden Group, Inc. Class A...........................   2,456        229,882
   *Avon Products, Inc..................................  68,745      1,167,290
    B&G Foods, Inc......................................  65,915      2,089,505
    Beam, Inc........................................... 152,865      9,376,739
   *Boston Beer Co., Inc. Class A (The).................   3,133        439,685
   *Boulder Brands, Inc.................................  95,362      1,280,712
    Bridgford Foods Corp................................   7,329         48,518
    Brown-Forman Corp. Class A..........................  20,355      1,335,084
   *Brown-Forman Corp. Class B..........................  26,010      1,682,847
    Bunge, Ltd.......................................... 150,577     11,994,964
    Calavo Growers, Inc.................................  23,294        580,254
   *Cal-Maine Foods, Inc................................  34,125      1,422,330
  #*Campbell Soup Co....................................  45,434      1,667,882
  #*Casey's General Stores, Inc.........................  62,132      3,400,484
    CCA Industries, Inc.................................   5,962         28,021
  #*Central European Distribution Corp..................  86,014        184,930
   *Central Garden & Pet Co.............................  26,310        252,576
   *Central Garden & Pet Co. Class A....................  60,553        582,520
   *Chiquita Brands International, Inc..................  86,616        636,628
    Church & Dwight Co., Inc............................  87,322      5,046,338
   *Clorox Co. (The)....................................  18,397      1,442,509
   *Coca-Cola Bottling Co. Consolidated.................  11,016        713,066
   *Coca-Cola Co. (The)................................. 439,242     16,357,372
    Coca-Cola Enterprises, Inc.......................... 219,366      7,649,292
   #Coffee Holding Co., Inc.............................   5,400         38,232

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
   *Colgate-Palmolive Co..................................  38,688 $ 4,153,931
    ConAgra Foods, Inc.................................... 300,325   9,817,624
   *Constellation Brands, Inc. Class A.................... 209,075   6,765,667
   *Constellation Brands, Inc. Class B....................   5,400     175,932
    Costco Wholesale Corp.................................  94,939   9,716,057
   *Craft Brew Alliance, Inc..............................  22,081     147,280
   *Crystal Rock Holdings, Inc............................     200         204
    CVS Caremark Corp..................................... 661,528  33,870,234
   *Darling International, Inc............................ 186,814   3,151,552
   *Dean Foods Co......................................... 253,821   4,647,463
   #Diamond Foods, Inc....................................  29,698     424,087
   *Dole Food Co., Inc.................................... 140,856   1,569,136
   *Dr. Pepper Snapple Group, Inc.........................  82,726   3,728,461
   *Elizabeth Arden, Inc..................................  48,020   1,844,448
    Energizer Holdings, Inc...............................  47,928   4,170,215
   *Estee Lauder Cos., Inc. Class A (The).................  37,796   2,302,910
   *Farmer Brothers Co....................................  22,748     305,733
    Flowers Foods, Inc.................................... 120,603   3,241,809
    Fresh Del Monte Produce, Inc..........................  92,455   2,436,189
   *Fresh Market, Inc. (The)..............................   1,503      73,482
   *General Mills, Inc.................................... 108,088   4,533,211
    Golden Enterprises, Inc...............................   9,888      34,114
   *Green Mountain Coffee Roasters, Inc...................  54,135   2,464,767
    Griffin Land & Nurseries, Inc.........................   6,027     181,413
   *H.J. Heinz Co.........................................  28,103   1,703,885
  #*Hain Celestial Group, Inc. (The)......................  66,335   3,780,432
   *Harbinger Group, Inc..................................   8,503      69,725
   *Harris Teeter Supermarkets, Inc.......................  77,179   3,202,157
   #Herbalife, Ltd........................................  44,162   1,603,964
   *Hershey Co. (The).....................................  16,300   1,295,035
   *Hillshire Brands Co...................................  40,460   1,253,451
  #*Hormel Foods Corp..................................... 129,444   4,480,057
   *IGI Labratories, Inc..................................     647         757
    Ingles Markets, Inc. Class A..........................  19,663     377,333
    Ingredion, Inc........................................ 107,338   7,091,822
    Inter Parfums, Inc....................................  49,518   1,075,036
   *Inventure Foods, Inc..................................   6,219      44,341
   *J & J Snack Foods Corp................................  29,702   2,024,191
    J.M. Smucker Co. (The)................................ 102,584   9,092,020
    John B. Sanfilippo & Son, Inc.........................   8,216     151,421
   *Kellogg Co............................................  30,401   1,778,458
   *Kimberly-Clark Corp...................................  43,048   3,853,226
    Kraft Foods Group, Inc................................ 291,931  13,493,051
   *Kroger Co. (The)...................................... 214,162   5,932,287
   *Lancaster Colony Corp.................................  31,161   2,226,765
    Lifeway Foods, Inc....................................   8,037      83,183
    Limoneira Co..........................................     330       7,178
    Lorillard, Inc........................................  50,472   1,971,941
   *Mannatech, Inc........................................   2,000      12,100
    McCormick & Co., Inc. Non-Voting......................  22,414   1,397,513
    McCormick & Co., Inc. Voting..........................   3,330     207,709
    Mead Johnson Nutrition Co.............................  24,949   1,896,124
   *Medifast, Inc.........................................  23,165     568,237
    MGP Ingredients, Inc..................................  20,250      75,532
    Molson Coors Brewing Co. Class A......................   1,020      46,303
    Molson Coors Brewing Co. Class B...................... 161,428   7,293,317
    Mondelez International, Inc. Class A.................. 875,793  24,338,287
  #*Monster Beverage Corp.................................  37,800   1,810,620
    Nash Finch Co.........................................  18,070     375,314
    National Beverage Corp................................  50,259     694,077
   *Natural Alternatives International, Inc...............   7,028      36,616

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    Nature's Sunshine Products, Inc.......................     400 $      5,768
   #Nu Skin Enterprises, Inc. Class A.....................  62,985    2,668,045
    Nutraceutical International Corp......................  14,228      250,128
    Oil-Dri Corp. of America..............................  10,212      283,383
   *Omega Protein Corp....................................  28,908      199,754
    Orchids Paper Products Co.............................   5,292      116,054
   *Overhill Farms, Inc...................................  20,281       91,873
   *Pantry, Inc. (The)....................................  35,589      444,862
   *PepsiCo, Inc.......................................... 188,490   13,731,496
    Philip Morris International, Inc...................... 147,798   13,029,872
   *Pilgrim's Pride Corp.................................. 253,171    2,139,295
   *Post Holdings, Inc....................................  53,401    2,028,704
   *Prestige Brands Holdings, Inc.........................  76,337    1,637,429
    PriceSmart, Inc.......................................  29,831    2,297,285
    Procter & Gamble Co. (The)............................ 646,219   48,569,820
    Reliv' International, Inc.............................   8,132       10,246
   *Revlon, Inc. Class A..................................  43,675      687,881
  #*Reynolds American, Inc................................  85,900    3,777,882
    Rocky Mountain Chocolate Factory, Inc.................  12,658      154,301
   #Safeway, Inc.......................................... 240,783    4,635,073
   *Sanderson Farms, Inc..................................  35,016    1,767,608
   *Seneca Foods Corp. Class A............................  13,971      419,270
   *Seneca Foods Corp. Class B............................   1,999       60,190
   *Smithfield Foods, Inc................................. 241,341    5,625,659
    Snyders-Lance, Inc.................................... 104,188    2,649,501
    Spartan Stores, Inc...................................  34,784      564,892
   *Spectrum Brands Holdings, Inc.........................  83,516    4,229,250
   #SUPERVALU, Inc........................................ 313,468    1,225,660
   *Susser Holdings Corp..................................  33,155    1,387,868
   *Sysco Corp............................................  64,489    2,048,816
   *Tofutti Brands, Inc...................................   1,645        2,468
   #Tootsie Roll Industries, Inc..........................  58,279    1,579,361
   *TreeHouse Foods, Inc..................................  54,763    2,898,606
    Tyson Foods, Inc. Class A............................. 296,508    6,558,757
   *United Natural Foods, Inc.............................  67,665    3,652,557
    United-Guardian, Inc..................................   4,655      103,388
   #Universal Corp........................................  35,612    1,936,581
  #*USANA Health Sciences, Inc............................  22,158      785,501
   #Vector Group, Ltd.....................................  75,045    1,166,199
    Village Super Market, Inc. Class A....................  10,894      348,499
    Walgreen Co........................................... 475,167   18,987,673
   *Wal-Mart Stores, Inc.................................. 387,774   27,124,791
   *WD-40 Co..............................................  21,425    1,144,524
    Weis Markets, Inc.....................................  40,839    1,644,178
   *Whole Foods Market, Inc...............................  55,822    5,372,868
                                                                   ------------
Total Consumer Staples....................................          489,312,840
                                                                   ------------
Energy -- (11.0%)
  #*Abraxas Petroleum Corp................................  37,774       81,214
    Adams Resources & Energy, Inc.........................   6,454      230,343
    Alon USA Energy, Inc..................................  84,396    1,655,850
  #*Alpha Natural Resources, Inc.......................... 239,523    2,122,174
    Anadarko Petroleum Corp............................... 264,478   21,163,530
    Apache Corp........................................... 188,754   15,810,035
   *Approach Resources, Inc...............................  49,529    1,316,976
  #*Arch Coal, Inc........................................ 334,373    2,380,736
   *Atwood Oceanics, Inc.................................. 103,478    5,460,534
    Baker Hughes, Inc..................................... 208,457    9,322,197
   *Barnwell Industries, Inc..............................  10,714       36,963
  #*Basic Energy Services, Inc............................  66,973      865,961
   #Berry Petroleum Co. Class A...........................  76,632    2,821,590

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
  #*Bill Barrett Corp...................................    76,460 $  1,221,066
  #*BioFuel Energy Corp.................................       586        2,707
  o*Black Ridge Oil & Gas, Inc..........................     3,728        2,535
    Bolt Technology Corp................................    13,925      207,482
   *BPZ Resources, Inc..................................   180,545      568,717
    Bristow Group, Inc..................................    58,001    3,304,897
   *C&J Energy Services, Inc............................    81,032    1,856,443
    Cabot Oil & Gas Corp................................   130,470    6,886,207
   *Cal Dive International, Inc.........................   136,372      259,107
   *Callon Petroleum Co.................................    59,051      304,113
   *Cameron International Corp..........................   107,036    6,776,449
   *CARBO Ceramics, Inc.................................    30,551    2,447,441
   *Carrizo Oil & Gas, Inc..............................    60,981    1,309,872
   *Cheniere Energy, Inc................................   109,205    2,318,422
   #Chesapeake Energy Corp..............................   450,680    9,094,722
    Chevron Corp........................................ 1,035,857  119,278,934
    Cimarex Energy Co...................................    64,820    4,139,405
   *Clayton Williams Energy, Inc........................    18,098      721,205
  #*Clean Energy Fuels Corp.............................   131,913    1,689,806
   *Cloud Peak Energy, Inc..............................    95,478    1,671,820
   *Cobalt International Energy, Inc....................    30,619      741,286
   *Comstock Resources, Inc.............................    75,593    1,102,902
   *Concho Resources, Inc...............................    53,496    4,879,905
    ConocoPhillips......................................   632,838   36,704,604
    CONSOL Energy, Inc..................................   110,438    3,461,127
    Contango Oil & Gas Co...............................    23,211      996,448
   *Continental Resources, Inc..........................     8,245      685,324
   *Crimson Exploration, Inc............................    68,146      208,527
    Crosstex Energy, Inc................................    90,682    1,532,526
   *Dawson Geophysical Co...............................    11,888      317,647
    Delek US Holdings, Inc..............................    56,001    1,902,354
   *Denbury Resources, Inc..............................   368,963    6,873,781
    Devon Energy Corp...................................   192,354   11,000,725
    DHT Holdings, Inc...................................    11,574       52,777
   #Diamond Offshore Drilling, Inc......................    75,303    5,654,502
   *Double Eagle Petroleum Co...........................    13,728       69,738
   *Dresser-Rand Group, Inc.............................    58,960    3,599,508
   *Dril-Quip, Inc......................................    49,886    4,045,256
   *Emerald Oil, Inc....................................       532        3,165
  #*Endeavour International Corp........................    69,811      379,772
    Energen Corp........................................    47,554    2,289,250
    Energy XXI (Bermuda), Ltd...........................   125,664    3,935,796
   *ENGlobal Corp.......................................    27,850       18,102
    EOG Resources, Inc..................................   139,193   17,396,341
   *EPL Oil & Gas, Inc..................................    60,182    1,472,052
    EQT Corp............................................    31,401    1,865,533
   *Evolution Petroleum Corp............................    23,938      225,257
   #EXCO Resources, Inc.................................   326,159    2,090,679
   *Exterran Holdings, Inc..............................   104,140    2,420,214
    Exxon Mobil Corp.................................... 1,446,234  130,117,673
   *FieldPoint Petroleum Corp...........................     9,928       39,662
   *FMC Technologies, Inc...............................    46,376    2,195,904
   *Forbes Energy Services, Ltd.........................     1,485        3,460
   *Forest Oil Corp.....................................   123,793      861,599
   *FX Energy, Inc......................................    36,545      145,815
   *Gasco Energy, Inc...................................     4,100          312
   *Geospace Technologies Corp..........................    17,164    1,547,506
  #*Gevo, Inc...........................................     8,138       18,717
   *Global Geophysical Services, Inc....................    58,034      221,690
  #*GMX Resources, Inc..................................     5,004       32,976
   *Green Plains Renewable Energy, Inc..................    50,430      393,858

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
    Gulf Island Fabrication, Inc..........................  21,994 $   510,701
    Gulfmark Offshore, Inc. Class A.......................  39,453   1,371,386
  #*Gulfport Energy Corp..................................  86,542   3,571,588
   *Halcon Resources Corp.................................  82,085     627,129
    Halliburton Co........................................ 117,429   4,777,012
  #*Harvest Natural Resources, Inc........................  65,844     611,032
  #*Heckmann Corp......................................... 400,571   1,538,193
   *Helix Energy Solutions Group, Inc..................... 167,021   3,961,738
    Helmerich & Payne, Inc................................  94,842   6,102,134
   *Hercules Offshore, Inc................................ 251,482   1,654,752
    Hess Corp............................................. 149,217  10,021,414
   *HKN, Inc..............................................     278      23,213
    HollyFrontier Corp.................................... 243,819  12,732,228
   *Hornbeck Offshore Services, Inc.......................  57,313   2,109,692
   *ION Geophysical Corp.................................. 258,401   1,757,127
  #*James River Coal Co...................................  49,177     148,023
   *Key Energy Services, Inc.............................. 215,011   1,748,039
    Kinder Morgan, Inc.................................... 102,681   3,846,430
   *Kodiak Oil & Gas Corp................................. 350,234   3,222,153
   *Lone Pine Resources, Inc..............................  39,821      45,794
  #*Lucas Energy, Inc.....................................  22,519      36,030
   *Lufkin Industries, Inc................................  44,580   2,581,628
  #*Magnum Hunter Resources Corp.......................... 222,311     898,136
    Marathon Oil Corp..................................... 348,199  11,702,968
    Marathon Petroleum Corp............................... 188,287  13,972,778
   *Matrix Service Co.....................................  43,294     618,238
   *McDermott International, Inc.......................... 332,622   4,048,010
   *McMoran Exploration Co................................ 176,642   2,792,710
  #*Mexco Energy Corp.....................................   2,059      14,516
   *Mitcham Industries, Inc...............................  18,174     269,339
    Murphy Oil Corp....................................... 205,178  12,212,195
   *Nabors Industries, Ltd................................ 260,595   4,344,119
    National Oilwell Varco, Inc........................... 219,355  16,262,980
   *Natural Gas Services Group, Inc.......................  18,682     339,826
   *Newfield Exploration Co............................... 109,370   3,226,415
   *Newpark Resources, Inc................................ 136,853   1,179,673
    Noble Corp............................................ 254,304  10,299,312
    Noble Energy, Inc.....................................  91,438   9,856,102
   #Nordic American Tankers, Ltd..........................   9,013      77,872
  #*Northern Oil & Gas, Inc...............................  94,240   1,558,730
   *Oasis Petroleum, Inc..................................  23,182     831,770
    Occidental Petroleum Corp............................. 382,913  33,799,731
   *Oceaneering International, Inc........................  55,284   3,494,502
   *Oil States International, Inc.........................  81,807   6,346,587
  o*Overseas Shipholding Group, Inc.......................  43,852      43,852
    Panhandle Oil & Gas, Inc. Class A.....................  11,937     341,279
   *Parker Drilling Co.................................... 172,930     971,867
   #Patterson-UTI Energy, Inc............................. 236,815   4,816,817
   *PDC Energy, Inc.......................................  47,637   1,763,998
   *Peabody Energy Corp................................... 266,878   6,711,982
    Penn Virginia Corp....................................  69,920     299,957
   *PetroQuest Energy, Inc................................  99,733     512,628
   *PHI, Inc. Non-Voting..................................  19,671     650,913
   *PHI, Inc. Voting......................................   2,686      90,357
    Phillips 66........................................... 316,419  19,165,499
   *Pioneer Energy Services Corp.......................... 103,030     780,967
    Pioneer Natural Resources Co..........................  92,820  10,910,063
   *Plains Exploration & Production Co.................... 192,608   9,197,032
   *PostRock Energy Corp..................................   1,400       2,254
   *Pyramid Oil Co........................................   3,900      16,614
    QEP Resources, Inc.................................... 154,802   4,543,439

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
  #*Quicksilver Resources, Inc............................ 199,927 $    547,800
    Range Resources Corp..................................  72,807    4,890,446
   *Rentech, Inc.......................................... 244,182      749,639
   *REX American Resources Corp...........................  19,000      414,960
   *Rex Energy Corp.......................................  81,525    1,070,423
   *RigNet, Inc...........................................   3,933       84,245
   *Rosetta Resources, Inc................................  63,914    3,388,720
   *Rowan Cos. P.L.C. Class A............................. 152,891    5,271,682
  #*Royale Energy, Inc....................................   3,300        8,910
   #RPC, Inc.............................................. 237,456    3,554,716
  #*SandRidge Energy, Inc................................. 782,923    5,543,095
    Schlumberger, Ltd..................................... 239,817   18,717,717
    SEACOR Holdings, Inc..................................  33,062    3,007,650
   *SemGroup Corp. Class A................................  35,631    1,537,834
    Ship Finance International, Ltd....................... 131,577    2,218,388
   *SM Energy Co..........................................  87,863    5,110,112
   *Southwestern Energy Co................................ 193,557    6,639,005
    Spectra Energy Corp...................................  79,090    2,197,120
   *Steel Excel, Inc......................................  15,552      397,354
   *Stone Energy Corp.....................................  71,727    1,613,858
   *Superior Energy Services, Inc......................... 232,078    5,794,988
   *Swift Energy Co.......................................  62,421      940,684
   *Synergy Resources Corp................................  51,817      321,265
   *Targa Resources Corp..................................   5,721      345,320
    Teekay Corp........................................... 113,853    4,005,349
   *Tesco Corp............................................  52,682      636,925
    Tesoro Corp........................................... 217,506   10,590,367
   *TETRA Technologies, Inc............................... 105,685      898,322
    TGC Industries, Inc...................................  29,081      264,637
    Tidewater, Inc........................................  78,928    3,880,890
    Transocean, Ltd....................................... 154,798    8,778,595
   *Triangle Petroleum Corp...............................  67,486      424,487
  #*Ultra Petroleum Corp..................................  86,132    1,569,325
   *Unit Corp.............................................  76,908    3,701,582
   *Uranium Energy Corp...................................  13,761       30,962
   *USEC, Inc............................................. 144,568       81,898
   *VAALCO Energy, Inc....................................  91,841      779,730
    Valero Energy Corp.................................... 327,949   14,341,210
   *Verenium Corp.........................................     600        1,416
  #*W&T Offshore, Inc..................................... 115,425    2,031,480
   *Warren Resources, Inc................................. 107,751      326,486
   *Weatherford International, Ltd........................ 563,868    7,527,638
    Western Refining, Inc................................. 142,551    4,793,990
   *Westmoreland Coal Co..................................   9,348       93,854
   *Whiting Petroleum Corp................................  96,330    4,583,381
   *Willbros Group, Inc...................................  76,246      498,649
   *Williams Cos., Inc. (The)............................. 198,070    6,942,354
    World Fuel Services Corp..............................  95,590    4,120,885
   *WPX Energy, Inc.......................................  22,381      336,386
   *ZaZa Energy Corp......................................   3,813        6,215
  #*Zion Oil & Gas, Inc...................................  29,867       25,387
                                                                   ------------
Total Energy..............................................          896,435,517
                                                                   ------------
Financials -- (18.9%)
   *1st Constitution Bancorp..............................   3,197       28,774
    1st Source Corp.......................................  36,877      833,420
    1st United Bancorp, Inc...............................  39,952      256,492
    Access National Corp..................................  11,632      180,412
    ACE, Ltd.............................................. 168,226   14,354,725
   *Affiliated Managers Group, Inc........................  43,142    6,209,428
    Aflac, Inc............................................ 235,879   12,515,740

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *Alexander & Baldwin, Inc.............................    65,748 $ 2,209,133
   *Allegheny Corp.......................................    17,691   6,379,198
    Alliance Bancorp, Inc. of Pennsylvania...............     4,908      63,804
    Alliance Financial Corp..............................     6,323     282,069
    Allied World Assurance Co. Holdings AG...............    62,835   5,330,293
    Allstate Corp. (The).................................   247,324  10,857,524
    Alterra Capital Holdings, Ltd........................   157,358   4,794,698
   *Altisource Asset Management Corp.....................     1,977     248,608
   *Altisource Portfolio Solutions SA....................    19,775   1,737,629
   *Altisource Residential Corp. Class B.................     6,591     118,638
    Ameriana Bancorp.....................................       898       7,431
   *American Capital, Ltd................................   518,772   6,930,794
   #American Equity Investment Life Holding Co...........    96,442   1,300,038
   *American Express Co..................................   144,663   8,507,631
    American Financial Group, Inc........................   153,781   6,544,919
   *American Independence Corp...........................     5,200      25,012
   *American International Group, Inc....................   543,751  20,570,100
    American National Bankshares, Inc....................     8,116     164,268
    American National Insurance Co.......................    32,156   2,482,765
   *American River Bankshares............................     7,316      53,480
   *American Safety Insurance Holdings, Ltd..............    15,587     311,428
   *American Spectrum Realty, Inc........................     1,280       3,712
    Ameriprise Financial, Inc............................   219,392  14,550,077
   *Ameris Bancorp.......................................    33,958     450,283
   *AMERISAFE, Inc.......................................    27,973     801,147
   *AmeriServ Financial, Inc.............................    18,864      56,215
   #AmTrust Financial Services, Inc......................   105,601   3,510,177
    Aon P.L.C............................................   154,392   8,914,594
   *Arch Capital Group, Ltd..............................   139,974   6,497,593
    Argo Group International Holdings, Ltd...............    44,729   1,614,270
   #Arrow Financial Corp.................................    18,375     448,350
    Aspen Insurance Holdings, Ltd........................   112,534   3,838,535
   *Asset Acceptance Capital Corp........................    37,465     201,187
    Associated Banc-Corp.................................   272,784   3,892,628
    Assurant, Inc........................................   137,241   5,248,096
    Assured Guaranty, Ltd................................   289,494   5,248,526
    Asta Funding, Inc....................................    19,482     184,495
   #Astoria Financial Corp...............................   148,506   1,446,448
    Atlantic American Corp...............................    11,687      38,918
   *Atlantic Coast Financial Corp........................     1,723       6,013
  #*Atlanticus Holdings Corp.............................    36,049     115,717
    Auburn National Bancorporation, Inc..................     1,955      41,563
   *AV Homes, Inc........................................    16,627     247,576
    Axis Capital Holdings, Ltd...........................   141,093   5,399,629
    Baldwin & Lyons, Inc. Class A........................     2,126      54,107
    Baldwin & Lyons, Inc. Class B........................    15,999     395,175
    Bancfirst Corp.......................................    29,967   1,225,650
    Bancorp of New Jersey, Inc...........................       200       2,646
   *Bancorp, Inc. (The)..................................    51,802     610,228
    BancorpSouth, Inc....................................   152,910   2,217,195
   *BancTrust Financial Group, Inc.......................    15,187      43,283
    Bank Mutual Corp.....................................    65,147     334,204
    Bank of America Corp................................. 5,518,109  62,464,994
    Bank of Commerce Holdings............................     8,161      40,070
  #*Bank of Hawaii Corp..................................    60,575   2,913,052
    Bank of Kentucky Financial Corp......................     5,476     143,745
    Bank of New York Mellon Corp. (The)..................   588,370  15,980,129
  #*Bank of the Ozarks, Inc..............................    54,947   1,995,675
    BankFinancial Corp...................................    27,930     210,872
    BankUnited, Inc......................................    81,312   2,187,293
    Banner Corp..........................................    30,476     920,375

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Bar Harbor Bankshares................................     5,080 $   179,324
    BB&T Corp............................................   356,556  10,796,516
    BBCN Bancorp, Inc....................................   118,649   1,434,466
   *BBX Capital Corp. Class A............................     2,975      23,086
    BCB Bancorp, Inc.....................................     9,933      94,562
   *BCSB Bancorp, Inc....................................     1,647      25,776
   *Beneficial Mutual Bancorp, Inc.......................   115,454   1,080,649
    Berkshire Bancorp, Inc...............................     3,850      32,109
   *Berkshire Hathaway, Inc. Class B.....................   232,188  22,505,983
    Berkshire Hills Bancorp, Inc.........................    37,526     908,129
    BGC Partners, Inc. Class A...........................    12,049      48,076
    BlackRock, Inc.......................................    71,687  16,938,204
   *BofI Holding, Inc....................................    20,093     642,172
    BOK Financial Corp...................................    92,055   5,159,683
    Boston Private Financial Holdings, Inc...............   128,716   1,190,623
    Bridge Bancorp, Inc..................................     6,184     126,401
   *Bridge Capital Holdings..............................    11,048     173,343
    Brookline Bancorp, Inc...............................   110,906     977,082
    Brown & Brown, Inc...................................   229,391   6,271,550
    Bryn Mawr Bank Corp..................................    20,766     480,525
    C&F Financial Corp...................................     2,201      89,449
    Calamos Asset Management, Inc. Class A...............    29,331     305,629
    California First National Bancorp....................     8,102     131,252
   *Camco Financial Corp.................................     4,832      13,578
    Camden National Corp.................................    11,318     381,982
    Cape Bancorp, Inc....................................     6,875      62,494
   *Capital Bank Financial Corp. Class A.................     3,547      54,872
  #*Capital City Bank Group, Inc.........................    22,959     257,141
    Capital One Financial Corp...........................   279,908  15,764,419
    Capital Properties, Inc. Class A.....................       700       5,005
   oCapital Properties, Inc. Class B.....................       700          --
  o*Capital Propertys, Inc...............................     1,260       2,268
    Capital Southwest Corp...............................     4,875     525,769
    CapitalSource, Inc...................................   467,159   3,788,659
    Capitol Federal Financial, Inc.......................   248,364   2,918,277
    Cardinal Financial Corp..............................    47,311     773,062
   *Carolina Bank Holdings, Inc..........................     1,200      10,848
   *Carrollton Bancorp...................................     1,139       6,430
   #Cash America International, Inc......................    44,879   2,150,153
    Cathay General Bancorp...............................   128,152   2,487,430
    CBOE Holdings, Inc...................................     7,062     239,261
   *CBRE Group, Inc. Class A.............................    48,551   1,047,731
    Center Bancorp, Inc..................................    21,998     263,536
    Centerstate Banks, Inc...............................    41,922     371,010
   *Central Pacific Financial Corp.......................    13,646     219,837
    Century Bancorp, Inc. Class A........................     3,952     131,720
    CFS Bancorp, Inc.....................................     2,552      18,961
    Charles Schwab Corp. (The)...........................   206,046   3,405,940
    Charter Financial Corp...............................     3,253      36,954
    Chemical Financial Corp..............................    41,871   1,017,884
   *Chicopee Bancorp, Inc................................     7,105     113,893
    Chubb Corp. (The)....................................   143,004  11,484,651
    Cincinnati Financial Corp............................   167,936   7,127,204
   *CIT Group, Inc.......................................   208,252   8,819,472
    Citigroup, Inc....................................... 1,493,956  62,985,185
   *Citizens Community Bancorp, Inc......................     5,940      37,600
    Citizens Holding Co..................................     2,412      45,719
   *Citizens Republic Bancorp, Inc.......................       695      14,192
  #*Citizens, Inc........................................    72,414     724,864
   #City Holding Co......................................    23,461     886,591
   #City National Corp...................................    84,633   4,482,164

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    CKX Lands, Inc..........................................   2,161 $   33,387
    Clifton Savings Bancorp, Inc............................  35,727    415,862
    CME Group, Inc.......................................... 158,780  9,183,835
    CNA Financial Corp...................................... 246,641  7,682,867
    CNB Financial Corp......................................  12,743    216,504
    CNO Financial Group, Inc................................ 360,876  3,706,197
    CoBiz Financial, Inc....................................  58,542    477,703
    Codorus Valley Bancorp, Inc.............................   2,981     46,950
   #Cohen & Steers, Inc.....................................  25,932    852,903
   *Colonial Financial Services, Inc........................   2,537     34,123
   *Colony Bankcorp, Inc....................................   3,512     19,281
    Columbia Banking System, Inc............................  61,410  1,240,482
    Comerica, Inc........................................... 199,974  6,871,107
   #Commerce Bancshares, Inc................................ 145,534  5,464,802
    Commercial National Financial Corp......................   2,306     49,867
   #Community Bank System, Inc..............................  69,471  1,972,976
   *Community Bankers Trust Corp............................   1,768      5,304
    Community Trust Bancorp, Inc............................  24,304    819,288
   *Community West Bancshares...............................   3,113     13,230
    Consolidated-Tokoma Land Co.............................   7,914    284,825
   *Consumer Portfolio Services, Inc........................  15,486    106,544
   *Cowen Group, Inc. Class A............................... 125,866    334,804
    Crawford & Co. Class A..................................  36,643    184,681
    Crawford & Co. Class B..................................  36,003    261,742
   *Credit Acceptance Corp..................................  27,120  2,700,338
   #Cullen/Frost Bankers, Inc...............................  97,763  5,757,263
    CVB Financial Corp...................................... 158,083  1,738,913
   *DFC Global Corp.........................................  65,826  1,267,809
   *Diamond Hill Investment Group, Inc......................   2,604    188,373
    Dime Community Bancshares, Inc..........................  56,401    778,898
    Discover Financial Services............................. 238,701  9,163,731
    Donegal Group, Inc. Class A.............................  29,981    394,250
    Donegal Group, Inc. Class B.............................   5,678    107,087
   *Doral Financial Corp....................................   6,793      4,477
    Duff & Phelps Corp. Class A.............................  61,578    978,474
   *E*Trade Financial Corp.................................. 442,854  4,698,681
    Eagle Bancorp Montana, Inc..............................     751      7,953
    East West Bancorp, Inc.................................. 228,039  5,347,515
    Eastern Insurance Holdings, Inc.........................  10,923    200,546
   *Eastern Virginia Bankshares, Inc........................   2,788     17,063
   *Eaton Vance Corp........................................  42,432  1,536,038
   *ECB Bancorp, Inc........................................   1,850     27,676
   *eHealth, Inc............................................  31,894    777,257
    EMC Insurance Group, Inc................................  18,772    468,549
    Employers Holdings, Inc.................................  53,620  1,142,642
   *Encore Capital Group, Inc...............................  37,611  1,131,715
    Endurance Specialty Holdings, Ltd.......................  72,303  3,103,245
   *Enstar Group, Ltd.......................................  20,480  2,520,269
    Enterprise Bancorp, Inc.................................   8,838    152,279
    Enterprise Financial Services Corp......................  25,567    342,853
    Epoch Holding Corp......................................  13,833    387,324
    Erie Indemnity Co. Class A..............................  44,654  3,185,616
    ESB Financial Corp......................................  17,450    243,253
    ESSA Bancorp, Inc.......................................  21,343    234,986
    Evans Bancorp, Inc......................................   2,684     45,843
   *Evercore Partners, Inc. Class A.........................  44,075  1,688,954
    Everest Re Group, Ltd...................................  53,612  6,208,806
   *Ezcorp, Inc. Class A....................................  68,341  1,517,170
   *Farmers Capital Bank Corp...............................   6,545     99,026
    FBL Financial Group, Inc. Class A.......................  44,583  1,557,284
    Federal Agricultural Mortgage Corp. Class A.............   1,506     39,028

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Federal Agricultural Mortgage Corp. Class C...........  13,567 $   465,484
  #*Federated Investors, Inc. Class B.....................  61,483   1,454,688
    Federated National Holding Co.........................   6,646      37,949
    Fidelity National Financial, Inc. Class A............. 327,791   8,227,554
   *Fidelity Southern Corp................................   9,683     108,351
    Fifth Third Bancorp................................... 879,386  14,325,198
    Financial Institutions, Inc...........................  19,507     391,896
   *First Acceptance Corp.................................  34,466      42,738
    First Advantage Bancorp...............................   3,449      43,837
    First American Financial Corp......................... 169,157   4,041,161
   *First BanCorp.........................................  29,610     151,899
    First Bancorp.........................................  25,204     320,091
    First Bancorp of Indiana, Inc.........................     700       8,225
    First Bancorp, Inc....................................  12,744     211,041
   *First Bancshares, Inc.................................     569       4,196
    First Bancshares, Inc. (The)..........................     588       6,056
    First Busey Corp...................................... 137,391     623,755
    First Business Financial Services, Inc................   2,063      49,842
   *First California Financial Group, Inc.................  34,112     273,578
   *First Cash Financial Services, Inc....................  38,835   2,070,294
    First Citizens BancShares, Inc. Class A...............  12,723   2,218,382
    First Commonwealth Financial Corp..................... 167,614   1,185,031
    First Community Bancshares, Inc.......................  25,954     413,966
    First Defiance Financial Corp.........................  12,393     253,809
  #*First Federal Bancshares of Arkansas, Inc.............   5,920      58,312
   *First Federal of Northern Michigan Bancorp, Inc.......   1,458       6,998
    First Financial Bancorp...............................  84,140   1,286,501
   #First Financial Bankshares, Inc.......................  49,929   2,050,085
    First Financial Corp..................................  20,653     623,101
    First Financial Holdings, Inc.........................  24,932     377,720
   *First Financial Northwest, Inc........................  21,460     174,041
  #*First Financial Service Corp..........................   1,956       5,399
   #First Horizon National Corp........................... 394,828   4,031,194
    First Interstate BancSystem, Inc......................  19,309     332,694
    First M&F Corp........................................   7,764      63,820
   *First Marblehead Corp. (The).......................... 115,568     112,170
    First Merchants Corp..................................  44,975     676,874
    First Midwest Bancorp, Inc............................ 116,385   1,474,598
    First Niagara Financial Group, Inc.................... 529,822   4,153,804
    First Pactrust Bancorp, Inc...........................  13,544     159,277
   *First Place Financial Corp............................  23,310         117
    First Republic Bank...................................  27,320     975,051
   *First South Bancorp, Inc..............................  10,177      61,469
  #*First United Corp.....................................   5,415      44,511
   #First West Virginia Bancorp...........................     752      11,739
    Firstbank Corp........................................   6,355      74,290
   *FirstCity Financial Corp..............................   9,660      95,054
   #FirstMerit Corp....................................... 167,013   2,543,608
   *Flagstar Bancorp, Inc.................................  35,740     562,190
    Flushing Financial Corp...............................  47,911     758,910
    FNB Corp.............................................. 225,724   2,616,141
  #*FNB United Corp.......................................     122       1,344
   *Forest City Enterprises, Inc. Class A................. 245,944   4,158,913
   *Forest City Enterprises, Inc. Class B.................  13,338     226,279
   *Forestar Group, Inc...................................  52,077     991,025
   *Fortegra Financial Corp...............................     154       1,412
    Fox Chase Bancorp, Inc................................  26,803     461,280
    Franklin Financial Corp...............................   1,219      21,125
   *Franklin Resources, Inc...............................  24,551   3,360,541
    Fulton Financial Corp................................. 315,552   3,436,361
    FXCM, Inc. Class A....................................   9,251     110,919

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    GAINSCO, Inc...........................................   1,100 $     9,350
    Gallagher (Arthur J.) & Co.............................  93,055   3,438,382
   *GAMCO Investors, Inc. Class A..........................   8,812     496,556
   *Genworth Financial, Inc. Class A....................... 569,308   5,220,554
    German American Bancorp, Inc...........................  18,170     405,736
    GFI Group, Inc......................................... 170,607     580,064
   #Glacier Bancorp, Inc................................... 107,665   1,677,421
   *Gleacher & Co., Inc....................................  83,655      64,414
   *Global Indemnity P.L.C.................................  25,376     535,687
    Goldman Sachs Group, Inc. (The)........................ 225,842  33,392,998
    Gouverneur Bancorp, Inc................................     600       6,660
    Great Southern Bancorp, Inc............................  20,689     514,329
  #*Green Dot Corp. Class A................................   9,139     122,463
  #*Greenhill & Co., Inc...................................  24,565   1,446,878
   *Greenlight Capital Re, Ltd. Class A....................  46,828   1,126,213
   *Guaranty Bancorp.......................................  29,373      61,096
   *Guaranty Federal Bancshares, Inc.......................   1,840      17,572
   *Hallmark Financial Services, Inc.......................  25,575     228,896
    Hampden Bancorp, Inc...................................   4,784      79,271
   *Hampton Roads Bankshares, Inc..........................     912       1,085
   #Hancock Holding Co..................................... 136,336   4,120,074
   *Hanmi Financial Corp...................................  50,996     838,884
    Hanover Insurance Group, Inc. (The)....................  68,532   2,848,190
    Harleysville Savings Financial Corp....................   3,569      59,602
   *Harris & Harris Group, Inc.............................  39,920     151,297
    Hartford Financial Services Group, Inc................. 457,862  11,354,978
    Hawthorn Bancshares, Inc...............................   2,582      22,541
    HCC Insurance Holdings, Inc............................ 160,655   6,214,135
    Heartland Financial USA, Inc...........................  25,415     602,081
   *Heritage Commerce Corp.................................  36,457     237,335
    Heritage Financial Corp................................  23,199     327,802
    Heritage Financial Group, Inc..........................   9,512     133,263
    HF Financial Corp......................................   5,606      71,701
   *HFF, Inc. Class A......................................  54,093     943,382
   *Hilltop Holdings, Inc..................................  86,753   1,139,934
    Hingham Institution for Savings........................   1,548     107,509
   *HMN Financial, Inc.....................................   2,615      15,585
   *Home Bancorp, Inc......................................   8,770     167,419
   *Home BancShares, Inc...................................  43,995   1,527,506
    Home Federal Bancorp, Inc..............................  22,353     287,460
    Homeowners Choice, Inc.................................  16,118     364,267
    HopFed Bancorp, Inc....................................   3,213      29,849
    Horace Mann Educators Corp.............................  61,432   1,335,532
    Horizon Bancorp........................................   4,783      95,325
   *Howard Hughes Corp. (The)..............................  52,826   3,803,472
    Hudson City Bancorp, Inc............................... 798,053   6,823,353
    Hudson Valley Holding Corp.............................  25,014     382,714
    Huntington Bancshares, Inc............................. 889,026   6,187,621
    IBERIABANK Corp........................................  46,076   2,372,453
   *ICG Group, Inc.........................................  60,300     723,600
   *Imperial Holdings, Inc.................................   1,691       7,102
    Independence Holding Co................................  18,425     182,223
   #Independent Bank Corp. (453836108).....................  31,644     980,648
   *Independent Bank Corp. (453838609).....................   8,213      45,007
    Infinity Property & Casualty Corp......................  19,978   1,188,092
    Interactive Brokers Group, Inc. Class A................  70,506   1,008,236
   *IntercontinentalExchange, Inc..........................  47,289   6,561,349
   *InterGroup Corp. (The).................................     677      15,578
    International Bancshares Corp.......................... 105,082   2,054,353
   *Intervest Bancshares Corp. Class A.....................  23,302     107,189
   *INTL. FCStone, Inc.....................................  27,478     481,415

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Invesco, Ltd.........................................   451,532 $12,304,247
   *Investment Technology Group, Inc.....................    51,038     516,505
   *Investors Bancorp, Inc...............................   194,062   3,425,194
   *Investors Capital Holdings, Ltd......................     5,019      19,323
    Investors Title Co...................................     2,281     151,595
   *Jacksonville Bancorp, Inc............................       448       1,066
   #Janus Capital Group, Inc.............................   292,266   2,718,074
    Jefferies Group, Inc.................................   308,067   6,139,775
   *Jefferson Bancshares, Inc............................     2,704       9,221
    JMP Group, Inc.......................................    30,003     198,020
    Jones Lang LaSalle, Inc..............................    67,375   6,207,932
    JPMorgan Chase & Co.................................. 2,036,453  95,815,114
    KBW, Inc.............................................    51,692     820,352
    Kearny Financial Corp................................    96,018     969,782
    Kemper Corp..........................................    91,703   3,054,627
    Kennedy-Wilson Holdings, Inc.........................    59,077     885,564
    Kentucky First Federal Bancorp.......................     3,283      26,330
    KeyCorp..............................................   979,536   9,207,638
   *Knight Capital Group, Inc. Class A...................   150,240     558,893
    Lake Shore Bancorp, Inc..............................       449       4,759
    Lakeland Bancorp, Inc................................    48,179     469,745
    Lakeland Financial Corp..............................    24,799     606,088
    Landmark Bancorp, Inc................................     2,307      45,794
    Lazard, Ltd. Class A.................................     6,983     241,961
    Legg Mason, Inc......................................   222,398   6,149,305
   #Leucadia National Corp...............................   249,132   6,340,409
   #Life Partners Holdings, Inc..........................    19,377      52,705
    Lincoln National Corp................................   292,817   8,485,837
    LNB Bancorp, Inc.....................................    13,999     102,893
    Loews Corp...........................................   183,672   7,965,855
   *Louisiana Bancorp, Inc...............................     3,600      62,136
    LPL Financial Holdings, Inc..........................    58,284   1,940,857
    LSB Financial Corp...................................       837      18,506
    M&T Bank Corp........................................   123,165  12,647,814
  #*Macatawa Bank Corp...................................    39,247     182,499
  #*Magyar Bancorp, Inc..................................     2,122      10,334
    Maiden Holdings, Ltd.................................   102,783   1,045,303
    MainSource Financial Group, Inc......................    29,780     410,964
   *Malvern Bancorp, Inc.................................       694       7,856
   *Markel Corp..........................................    12,912   6,147,791
   *MarketAxess Holdings, Inc............................    44,173   1,670,181
    Marlin Business Services Corp........................    18,895     415,690
    Marsh & McLennan Cos., Inc...........................   132,000   4,683,360
   *Maui Land & Pineapple Co., Inc.......................     7,073      29,141
   #Mayflower Bancorp, Inc...............................       768       7,964
    MB Financial, Inc....................................    86,447   1,933,819
  #*MBIA, Inc............................................   370,356   3,188,765
  #*MBT Financial Corp...................................    12,903      46,322
    MCG Capital Corp.....................................   113,797     524,604
    Meadowbrook Insurance Group, Inc.....................    75,195     471,473
    Medallion Financial Corp.............................    33,230     425,012
    Mercantile Bank Corp.................................    10,417     171,880
    Merchants Bancshares, Inc............................     9,216     260,997
    Mercury General Corp.................................    87,910   3,481,236
   *Meridian Interstate Bancorp, Inc.....................    27,843     486,696
    Meta Financial Group, Inc............................     3,022      70,262
    MetLife, Inc.........................................   512,756  19,146,309
   *Metro Bancorp, Inc...................................    20,331     319,400
   *MetroCorp Bancshares, Inc............................    11,058     111,465
   *MGIC Investment Corp.................................   277,958     772,723
    MicroFinancial, Inc..................................    16,382     123,029

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Mid Penn Bancorp, Inc..................................   1,624 $    18,043
    MidSouth Bancorp, Inc..................................  12,123     182,572
    MidWestOne Financial Group, Inc........................   7,672     183,361
    Montpelier Re Holdings, Ltd............................ 100,596   2,452,530
   *Moody's Corp...........................................  48,188   2,641,666
    Morgan Stanley......................................... 726,790  16,607,152
    MSB Financial Corp.....................................   1,360       9,792
  #*MSCI, Inc..............................................  59,954   2,022,848
    MutualFirst Financial, Inc.............................   6,697      87,061
    NASDAQ OMX Group, Inc. (The)........................... 259,253   7,342,045
   *National Financial Partners Corp.......................  59,940   1,055,543
    National Interstate Corp...............................  27,018     824,049
    National Penn Bancshares, Inc.......................... 243,085   2,370,079
   #National Security Group, Inc...........................     977       8,021
    National Western Life Insurance Co. Class A............   3,479     568,469
    Naugatuck Valley Financial Corp........................   2,250      15,435
   *Navigators Group, Inc. (The)...........................  30,043   1,629,232
    NBT Bancorp, Inc.......................................  65,158   1,351,377
    Nelnet, Inc. Class A...................................  52,741   1,604,909
  #*Netspend Holdings, Inc.................................  39,251     425,481
   *New Century Bancorp, Inc...............................   2,277      14,140
    New Hampshire Thrift Bancshares, Inc...................   5,906      76,010
   #New York Community Bancorp, Inc........................ 452,424   6,039,860
   *NewBridge Bancorp......................................  16,536     106,161
   *Newport Bancorp, Inc...................................   2,670      42,293
   *NewStar Financial, Inc.................................  72,656   1,036,075
    Nicholas Financial, Inc................................   8,516     111,304
   *North Valley Bancorp...................................   1,037      17,183
    Northeast Bancorp......................................     301       2,808
    Northeast Community Bancorp, Inc.......................  10,493      58,131
   #Northern Trust Corp.................................... 162,259   8,351,471
  #*Northfield Bancorp, Inc................................  81,116     907,684
    Northrim Bancorp, Inc..................................   8,061     175,569
    Northway Financial, Inc................................   2,251      29,826
    Northwest Bancshares, Inc.............................. 157,095   1,916,559
    Norwood Financial Corp.................................   2,066      63,344
    NYSE Euronext.......................................... 260,317   8,999,159
    Ocean Shore Holding Co.................................   8,012     122,664
    OceanFirst Financial Corp..............................  27,651     392,368
   *Ocwen Financial Corp................................... 209,008   8,145,042
    Ohio Valley Banc Corp..................................   3,467      63,169
    Old National Bancorp................................... 155,700   2,080,152
    Old Republic International Corp........................ 407,807   4,649,000
  #*Old Second Bancorp, Inc................................  13,666      29,792
   *OmniAmerican Bancorp, Inc..............................  18,051     447,845
    OneBeacon Insurance Group, Ltd. Class A................  42,145     575,701
    Oppenheimer Holdings, Inc. Class A.....................  13,829     235,231
    Oriental Financial Group, Inc..........................  67,221     965,966
    Oritani Financial Corp.................................  78,332   1,185,946
    Pacific Continental Corp...............................  25,226     277,234
   *Pacific Mercantile Bancorp.............................  10,106      58,615
   *Pacific Premier Bancorp, Inc...........................   7,368      84,953
    PacWest Bancorp........................................  54,358   1,493,758
   #Park National Corp.....................................  21,931   1,435,384
   *Park Sterling Corp.....................................  27,958     158,801
    PartnerRe, Ltd.........................................  66,918   5,868,039
   *Patriot National Bancorp...............................   1,300       2,106
    Peapack-Gladstone Financial Corp.......................  11,403     167,510
    Penns Woods Bancorp, Inc...............................   6,023     241,462
    Peoples Bancorp........................................   1,479      29,780
    Peoples Bancorp of North Carolina......................   4,359      44,680

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Peoples Bancorp, Inc.................................    16,544 $   359,005
    People's United Financial, Inc.......................   372,242   4,582,299
   *PHH Corp.............................................    85,169   1,863,498
   *Phoenix Cos, Inc. (The)..............................     8,763     238,178
   *PICO Holdings, Inc...................................    35,902     755,019
   *Pinnacle Financial Partners, Inc.....................    54,335   1,166,572
   *Piper Jaffray Cos....................................    23,362     904,810
    Platinum Underwriters Holdings, Ltd..................    60,202   2,933,643
    PNC Financial Services Group, Inc....................   268,801  16,611,902
   *Popular, Inc.........................................   138,523   3,717,957
   *Porter Bancorp, Inc..................................    11,060      12,055
  #*Portfolio Recovery Associates, Inc...................    26,993   2,886,901
   *Preferred Bank.......................................     4,437      66,688
    Premier Financial Bancorp, Inc.......................     6,752      76,635
    Primerica, Inc.......................................    86,509   2,844,416
   *Primus Guaranty, Ltd.................................    34,369     321,350
    Principal Financial Group, Inc.......................   305,955   9,487,665
    PrivateBancorp, Inc..................................   109,413   1,878,621
    ProAssurance Corp....................................    97,230   4,379,239
    Progressive Corp. (The)..............................   203,500   4,576,715
   #Prosperity Bancshares, Inc...........................    90,858   4,098,604
    Protective Life Corp.................................   129,693   4,103,487
    Provident Financial Holdings, Inc....................    13,977     232,577
    Provident Financial Services, Inc....................    91,196   1,352,437
    Provident New York Bancorp...........................    56,668     506,045
   *Prudential Bancorp, Inc. of Pennsylvania.............     6,633      48,189
    Prudential Financial, Inc............................   231,600  13,405,008
   *PSB Holdings, Inc....................................     3,341      19,745
   #Pulaski Financial Corp...............................    14,284     138,412
    Pzena Investment Management, Inc. Class A............     4,045      23,582
    QC Holdings, Inc.....................................    17,425      58,025
    QCR Holdings, Inc....................................     2,716      42,234
    Radian Group, Inc....................................   195,407   1,256,467
   #Raymond James Financial, Inc.........................   171,935   7,673,459
    Regions Financial Corp............................... 1,477,710  11,496,584
    Reinsurance Group of America, Inc....................   113,650   6,522,374
    RenaissanceRe Holdings, Ltd..........................    79,147   6,778,149
    Renasant Corp........................................    38,988     758,317
    Republic Bancorp, Inc. Class A.......................    27,515     618,262
   *Republic First Bancorp, Inc..........................    20,055      49,937
    Resource America, Inc. Class A.......................    25,836     200,229
   *Riverview Bancorp, Inc...............................    12,542      28,220
    RLI Corp.............................................    31,207   2,153,595
    Rockville Financial, Inc.............................    43,857     564,878
    Roma Financial Corp..................................    37,277     562,137
   *Royal Bancshares of Pennsylvania, Inc. Class A.......     6,756      10,472
   *Rurban Financial Corp................................     2,715      21,150
    Ryman Hospitality Properties.........................    72,581   2,901,063
    S&T Bancorp, Inc.....................................    48,133     887,573
    S.Y. Bancorp, Inc....................................    20,952     473,725
   *Safeguard Scientifics, Inc...........................    31,418     485,094
    Safety Insurance Group, Inc..........................    23,140   1,110,951
    Salisbury Bancorp, Inc...............................     1,248      31,200
    Sandy Spring Bancorp, Inc............................    37,697     748,285
    SCBT Financial Corp..................................    23,217     977,436
    SeaBright Holdings, Inc..............................    31,644     350,932
   *Seacoast Banking Corp. of Florida....................    30,047      53,784
  #*Security National Financial Corp. Class A............     2,968      36,065
    SEI Investments Co...................................   127,149   3,427,937
    Selective Insurance Group, Inc.......................    82,772   1,697,654
    Shore Bancshares, Inc................................     6,595      34,954

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    SI Financial Group, Inc..............................    10,062 $   117,122
   *Siebert Financial Corp...............................     8,302      12,619
    Sierra Bancorp.......................................    16,140     201,104
  #*Signature Bank.......................................    58,969   4,359,578
    Simmons First National Corp. Class A.................    25,686     655,764
    Simplicity Bancorp, Inc..............................    11,596     167,214
    SLM Corp.............................................   351,367   5,934,589
    Somerset Hills Bancorp...............................     3,585      41,012
   *Southcoast Financial Corp............................     4,769      22,844
   *Southern Connecticut Bancorp, Inc....................     1,300       4,810
   *Southern First Bancshares, Inc.......................     3,033      29,144
    Southern Missouri Bancorp, Inc.......................     1,461      34,962
    Southern National Bancorp of Virginia, Inc...........     1,825      16,854
   #Southside Bancshares, Inc............................    27,466     580,623
   *Southwest Bancorp, Inc...............................    28,765     368,480
    Southwest Georgia Financial Corp.....................     1,954      22,725
   *St. Joe Co. (The)....................................   106,833   2,510,576
    StanCorp Financial Group, Inc........................    63,721   2,478,110
    State Auto Financial Corp............................    54,992     836,978
    State Street Corp....................................   248,017  13,802,146
    StellarOne Corp......................................    34,204     511,350
    Sterling Bancorp.....................................    47,027     450,989
    Stewart Information Services Corp....................    27,576     732,419
   *Stifel Financial Corp................................    81,152   2,990,451
   *Stratus Properties, Inc..............................     6,860      71,275
   *Suffolk Bancorp......................................    13,472     186,318
    Summit State Bank....................................     4,397      35,704
   *Sun Bancorp, Inc.....................................    50,901     176,117
    SunTrust Banks, Inc..................................   273,245   7,751,961
    Susquehanna Bancshares, Inc..........................   295,702   3,376,917
   *Sussex Bancorp.......................................     2,127      12,847
   *SVB Financial Group..................................    70,678   4,690,899
   *SWS Group, Inc.......................................    32,323     213,009
    Symetra Financial Corp...............................   131,387   1,832,849
    Synovus Financial Corp............................... 1,298,538   3,350,228
   *T. Rowe Price Group, Inc.............................    31,459   2,247,746
   *Taylor Capital Group, Inc............................    42,479     737,011
   #TCF Financial Corp...................................   264,840   3,617,714
    TD Ameritrade Holding Corp...........................   239,738   4,648,520
    Teche Holding Co.....................................     2,166      84,474
   *Tejon Ranch Co.......................................    31,854     973,458
    Territorial Bancorp, Inc.............................    16,671     381,933
   #Teton Advisors, Inc. Class A.........................        95       1,686
  #*Texas Capital Bancshares, Inc........................    64,435   2,667,609
    TF Financial Corp....................................     3,426      84,228
   *TFS Financial Corp...................................   322,410   3,298,254
    Thomas Properties Group, Inc.........................    75,959     391,189
   *Timberland Bancorp, Inc..............................     5,770      47,141
    Tompkins Financial Corp..............................    18,644     762,726
    Torchmark Corp.......................................   106,486   5,932,335
    Tower Financial Corp.................................     2,132      25,158
    Tower Group, Inc.....................................    60,420   1,166,106
    TowneBank............................................    44,760     679,009
   *Transcontinental Realty Investors, Inc...............       100         427
    Travelers Cos., Inc. (The)...........................   235,445  18,473,015
    Tree.com, Inc........................................    16,234     283,770
    TriCo Bancshares.....................................    23,286     383,753
    TrustCo Bank Corp....................................   144,869     766,357
    Trustmark Corp.......................................    97,518   2,255,591
    U.S. Bancorp.........................................   949,300  31,421,830
   #UMB Financial Corp...................................    63,547   2,813,226

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Financials -- (Continued)
    Umpqua Holdings Corp..............................   174,899 $    2,210,723
    Unico American Corp...............................       100          1,241
   #Union Bankshares, Inc.............................     2,439         49,024
    Union First Market Bankshares Corp................    37,417        654,049
    United Bancshares, Inc............................     2,086         24,657
   #United Bankshares, Inc............................    75,855      1,933,544
   *United Community Bancorp..........................     1,156         11,412
   *United Community Banks, Inc.......................    56,367        591,290
   *United Community Financial Corp...................    10,564         32,643
    United Financial Bancorp, Inc.....................    27,958        418,531
    United Fire Group, Inc............................    51,432      1,192,708
  #*United Security Bancshares........................     8,268         30,675
   *Unity Bancorp, Inc................................     5,831         35,861
    Universal Insurance Holdings, Inc.................    63,413        287,895
    Univest Corp. of Pennsylvania.....................    25,594        432,027
    Unum Group........................................   291,024      6,783,769
    Validus Holdings, Ltd.............................   173,994      6,335,122
   #Valley National Bancorp...........................   308,947      3,024,591
    ViewPoint Financial Group, Inc....................    65,752      1,390,655
   *Virginia Commerce Bancorp, Inc....................    47,407        622,928
   *Virtus Investment Partners, Inc...................    10,603      1,579,953
   #VSB Bancorp, Inc..................................       134          1,408
   *Waddell & Reed Financial, Inc.....................    29,603      1,175,239
   *Walker & Dunlop, Inc..............................    15,066        323,618
    Washington Banking Co.............................    23,202        326,916
    Washington Federal, Inc...........................   165,666      2,914,065
    Washington Trust Bancorp, Inc.....................    24,912        656,680
   *Waterstone Financial, Inc.........................    21,950        164,186
    Wayne Savings Bancshares, Inc.....................     1,615         16,118
   #Webster Financial Corp............................   139,266      3,098,668
    Wells Fargo & Co.................................. 2,646,894     92,191,318
    WesBanco, Inc.....................................    42,176        978,063
    West Bancorporation, Inc..........................    23,486        259,990
    West Coast Bancorp................................    29,561        701,187
  #*Westamerica Bancorporation........................    42,931      1,906,995
   *Western Alliance Bancorp..........................   123,748      1,522,100
    Westfield Financial, Inc..........................    39,650        298,961
    Westwood Holdings Group, Inc......................     8,294        348,680
    White River Capital, Inc..........................     2,447         52,733
    Willis Group Holdings P.L.C.......................   105,494      3,767,191
   *Wilshire Bancorp, Inc.............................   115,415        708,648
    Wintrust Financial Corp...........................    57,112      2,117,142
  #*World Acceptance Corp.............................    24,217      1,878,028
    WR Berkley Corp...................................   137,631      5,666,268
   *WSB Holdings, Inc.................................     8,451         51,298
    WSFS Financial Corp...............................       813         36,967
    WVS Financial Corp................................     2,157         22,648
    XL Group P.L.C....................................   319,765      8,863,886
   *Yadkin Valley Financial Corp......................    15,039         50,531
    Zions Bancorporation..............................   285,530      6,658,560
   *ZipRealty, Inc....................................    25,107         86,870
                                                                 --------------
Total Financials......................................            1,533,725,195
                                                                 --------------
Health Care -- (10.1%)
    Abaxis, Inc.......................................    12,970        502,198
   *Abbott Laboratories...............................   418,863     14,191,078
   *AbbVie, Inc.......................................   176,697      6,483,013
   *ABIOMED, Inc......................................     5,518         76,976
  #*Acadia Healthcare Co., Inc........................     4,018        102,740
   *Accelerate Diagnostics, Inc.......................     2,183          9,365
   *Accuray, Inc......................................   110,347        563,873

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Acorda Therapeutics, Inc...............................  40,753 $ 1,176,947
   *Actavis, Inc...........................................  95,501   8,250,331
   *Adcare Health Systems, Inc.............................   7,606      37,803
   *Addus HomeCare Corp....................................  10,839      89,747
   *ADVENTRX Pharmaceuticals, Inc..........................  25,886      18,767
    Aetna, Inc............................................. 184,690   8,907,599
   *Affymax, Inc...........................................  51,139     961,925
   *Affymetrix, Inc........................................ 105,262     398,943
    Agilent Technologies, Inc..............................  65,555   2,935,553
   *Air Methods Corp.......................................  51,219   2,239,295
  #*Akorn, Inc.............................................  21,933     287,103
   *Albany Molecular Research, Inc.........................  46,348     276,698
   *Alere, Inc............................................. 128,568   2,733,356
   *Alexion Pharmaceuticals, Inc...........................  36,176   3,400,182
  #*Align Technology, Inc..................................  80,275   2,517,424
   *Alkermes P.L.C......................................... 131,989   3,042,346
   *Allergan, Inc..........................................  33,891   3,558,894
   *Alliance HealthCare Services, Inc......................  10,914      70,944
   *Allied Healthcare Products, Inc........................   6,964      17,689
   *Allscripts Healthcare Solutions, Inc................... 254,555   2,820,469
    Almost Family, Inc.....................................  13,353     267,327
   *Alnylam Pharmaceuticals, Inc...........................  52,764   1,273,195
   *Alphatec Holdings, Inc.................................  95,998     166,077
   *AMAG Pharmaceuticals, Inc..............................  24,566     391,828
   *Amedisys, Inc..........................................  45,678     507,939
   *American Shared Hospital Services......................   4,179       9,403
   *AmerisourceBergen Corp.................................  88,145   3,999,139
    Amgen, Inc............................................. 259,507  22,177,468
   *AMN Healthcare Services, Inc...........................  64,757     786,798
   *Amsurg Corp............................................  50,064   1,562,497
    Analogic Corp..........................................  19,808   1,509,172
   *AngioDynamics, Inc.....................................  37,120     452,864
   *Anika Therapeutics, Inc................................  21,374     226,992
  #*Arena Pharmaceuticals, Inc.............................  19,536     164,884
   *Ariad Pharmaceuticals, Inc............................. 178,800   3,554,544
   *Arqule, Inc............................................  23,319      58,997
   *Array BioPharma, Inc...................................  33,808     127,456
    Arrhythmia Research Technology, Inc....................   1,790       4,708
   *ArthroCare Corp........................................  43,889   1,598,876
    Assisted Living Concepts, Inc. Class A.................  28,902     283,818
   *Astex Pharmaceuticals, Inc............................. 117,181     392,556
  #*athenahealth, Inc......................................  10,282     889,085
   *AtriCure, Inc..........................................  13,045     105,143
    Atrion Corp............................................   3,079     617,370
   *Authentidate Holding Corp..............................   1,238         829
   *AVEO Pharmaceuticals, Inc..............................  13,498     106,769
   *Bard (C.R.), Inc.......................................  12,868   1,313,437
   *Baxter International, Inc..............................  52,724   3,576,796
   *Becton Dickinson & Co..................................  25,917   2,178,065
   *Bioanalytical Systems, Inc.............................   2,068       3,516
   *BioClinica, Inc........................................  16,163     116,535
   *BioCryst Pharmaceuticals, Inc..........................  33,426      54,150
   *Biogen Idec, Inc.......................................  30,059   4,691,609
   *BioMarin Pharmaceutical, Inc...........................  35,450   1,945,850
   *BioMimetic Therapeutics, Inc...........................  11,385      96,545
   *Bio-Rad Laboratories, Inc. Class A.....................  35,403   4,028,507
   *Bio-Rad Laboratories, Inc. Class B.....................   2,960     340,370
  #*Bio-Reference Labs, Inc................................  35,410     983,336
   *Biosante Pharmaceuticals, Inc..........................   1,265       1,758
   *BioScrip, Inc..........................................  90,993   1,021,851
   *BioSpecifics Technologies Corp.........................   1,942      29,616

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *Biota Pharmaceuticals, Inc...........................     5,213 $    20,591
   *Boston Scientific Corp............................... 1,564,548  11,687,174
   *Bovie Medical Corp...................................    16,167      44,459
   *Bristol-Myers Squibb Co..............................   291,159  10,522,486
   *Brookdale Senior Living, Inc.........................   178,644   4,825,174
   *Bruker Corp..........................................    64,955   1,095,791
  #*BSD Medical Corp.....................................     3,163       4,808
   *Cambrex Corp.........................................    47,953     563,448
   *Cantel Medical Corp..................................    42,806   1,344,536
   *Capital Senior Living Corp...........................    43,514     923,802
   *Cardica, Inc.........................................     3,013       4,670
    Cardinal Health, Inc.................................   103,083   4,516,066
   *CardioNet, Inc.......................................    22,821      51,347
   *CareFusion Corp......................................   229,823   7,133,706
   *CAS Medical Systems, Inc.............................       693       1,334
   *Catalyst Pharmaceutical Partners, Inc................       890         460
   *Catamaran Corp.......................................    51,636   2,679,392
   *Celgene Corp.........................................    45,414   4,494,169
   *Celldex Therapeutics, Inc............................    88,604     660,986
  #*Celsion Corp.........................................     7,425      11,212
   *Centene Corp.........................................    70,647   3,049,125
  #*Cepheid, Inc.........................................    18,235     660,472
   *Cerner Corp..........................................    26,038   2,149,437
   *Charles River Laboratories International, Inc........    65,975   2,726,087
  #*Chemed Corp..........................................    31,225   2,359,049
   *Chindex International, Inc...........................    12,137     133,992
    Cigna Corp...........................................   203,814  11,890,509
   *Codexis, Inc.........................................    13,246      31,393
   *Columbia Laboratories, Inc...........................     6,488       4,030
    Community Health Systems, Inc........................   146,766   5,625,541
   *Computer Programs & Systems, Inc.....................     4,189     220,383
   *Conceptus, Inc.......................................    45,586     941,807
    CONMED Corp..........................................    43,673   1,282,676
   #Cooper Cos., Inc. (The)..............................    74,291   7,529,393
   *Cornerstone Therapeutics, Inc........................     2,272      12,382
   *Corvel Corp..........................................    15,554     712,373
  #*Covance, Inc.........................................    72,888   4,862,358
    Coventry Health Care, Inc............................   155,335   7,119,003
    Covidien P.L.C.......................................    84,869   5,290,733
   *Cross Country Healthcare, Inc........................    40,726     230,102
    CryoLife, Inc........................................    38,877     249,590
   *Cubist Pharmaceuticals, Inc..........................    77,602   3,339,990
   *Cumberland Pharmaceuticals, Inc......................    29,618     124,396
   *Curis, Inc...........................................     6,700      21,306
   *Cutera, Inc..........................................    20,214     222,354
   *Cyberonics, Inc......................................    26,907   1,166,688
  #*Cyclacel Pharmaceuticals, Inc........................     1,771       9,794
   *Cynosure, Inc. Class A...............................    16,080     429,336
   *DaVita HealthCare Partners, Inc......................    37,711   4,352,227
    Daxor Corp...........................................     5,407      42,121
    DENTSPLY International, Inc..........................    96,933   4,047,922
   *Depomed, Inc.........................................    79,726     558,879
   *Digirad Corp.........................................    23,800      44,030
   *Durect Corp..........................................    40,784      44,455
   *Dyax Corp............................................    68,911     219,137
  o*Dynacq Healthcare, Inc...............................     3,325           7
   *Dynavax Technologies Corp............................    23,749      73,384
   *Edwards Lifesciences Corp............................    36,693   3,299,801
   *Eli Lilly & Co.......................................   124,130   6,664,540
   *Emergent Biosolutions, Inc...........................    55,190     885,800
   *Emeritus Corp........................................    65,645   1,777,667

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
   *Endo Health Solutions, Inc............................. 160,078 $ 5,068,069
  #*Endocyte, Inc..........................................  42,720     428,482
   *Ensign Group, Inc. (The)...............................  32,631     931,941
   *EnteroMedics, Inc......................................     417       1,289
  o*Enzo Biochem, Inc......................................  53,941     155,889
    Enzon Pharmaceuticals, Inc.............................  77,086     381,576
   *Epocrates, Inc.........................................   2,213      25,848
   *Exact Sciences Corp....................................  15,692     172,926
   *Exactech, Inc..........................................  18,871     362,134
   *ExamWorks Group, Inc...................................  12,596     182,264
  #*Exelixis, Inc..........................................  11,820      55,081
   *Express Scripts Holding Co............................. 146,438   7,822,718
   *Five Star Quality Care, Inc............................  73,322     415,003
   *Forest Laboratories, Inc............................... 187,988   6,823,964
   *Furiex Pharmaceuticals, Inc............................  14,153     455,019
   *Future Healthcare of America...........................   8,003       1,320
   *Genomic Health, Inc....................................   2,623      73,575
   *Gentiva Health Services, Inc...........................  57,592     570,737
   *GenVec, Inc............................................     217         356
   *Geron Corp.............................................  69,319     109,524
   *Gilead Sciences, Inc................................... 135,356   5,339,794
   *Greatbatch, Inc........................................  36,653     972,771
   *GTx, Inc...............................................  30,947     154,735
  #*Haemonetics Corp.......................................  75,142   3,151,455
   *Hanger, Inc............................................  52,177   1,499,045
   *Harvard Bioscience, Inc................................  37,663     187,185
    HCA Holdings, Inc......................................   1,877      70,669
   *Health Management Associates, Inc. Class A............. 396,076   4,135,033
   *Health Net, Inc........................................ 133,177   3,622,414
   *HealthSouth Corp.......................................  70,418   1,680,173
   *HealthStream, Inc......................................  26,746     662,766
   *Healthways, Inc........................................  53,234     560,022
   *Henry Schein, Inc......................................  63,424   5,476,028
   *Hill-Rom Holdings, Inc.................................  94,266   3,127,746
   *Hi-Tech Pharmacal Co., Inc.............................  20,753     759,560
   *HMS Holdings Corp......................................  18,900     515,214
   *Hologic, Inc........................................... 247,729   5,905,859
   *Hooper Holmes, Inc.....................................  27,377      13,141
   *Horizon Pharma, Inc....................................  25,375      54,049
   *Hospira, Inc........................................... 113,374   3,868,321
    Humana, Inc............................................ 106,714   7,935,253
   *ICU Medical, Inc.......................................  23,565   1,424,504
   *Idera Pharmaceuticals, Inc.............................  30,405      21,892
   *IDEXX Laboratories, Inc................................  10,874   1,035,314
   *Illumina, Inc..........................................  19,907   1,007,891
  #*Immunomedics, Inc......................................  35,448     102,445
   *Impax Laboratories, Inc................................ 110,724   2,232,196
  #*Incyte Corp............................................  77,920   1,432,170
   *Infinity Pharmaceuticals, Inc..........................  22,453     773,506
   *Inovio Pharmaceuticals, Inc............................  13,901       9,105
   *Integra LifeSciences Holdings Corp.....................  42,667   1,798,414
   *Intuitive Surgical, Inc................................   3,637   2,089,020
    Invacare Corp..........................................  46,618     733,301
   *IPC The Hospitalist Co.................................  25,644   1,093,460
   *Iridex Corp............................................   6,507      27,199
   *Jazz Pharmaceuticals P.L.C.............................  37,621   2,121,448
   *Johnson & Johnson...................................... 388,122  28,689,978
  #*Keryx Biopharmaceuticals, Inc..........................   5,600      50,848
    Kewaunee Scientific Corp...............................   3,000      37,170
   *Kindred Healthcare, Inc................................  81,810     881,912
   *Laboratory Corp. of America Holdings...................  59,040   5,284,080

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
    Landauer, Inc........................................     5,650 $   355,894
   *Lannet Co., Inc......................................    35,553     212,607
   *LCA-Vision, Inc......................................    20,620      67,634
    LeMaitre Vascular, Inc...............................    22,583     143,402
   *Lexicon Pharmaceuticals, Inc.........................    45,443      96,794
   *LHC Group, Inc.......................................    29,031     620,102
   *Life Technologies Corp...............................   120,198   7,775,609
  #*LifePoint Hospitals, Inc.............................    77,999   3,409,336
   *Luminex Corp.........................................    34,672     637,271
   *Magellan Health Services, Inc........................    44,068   2,260,688
   *Masimo Corp..........................................    63,309   1,285,173
    Maxygen, Inc.........................................    48,995     120,038
   *McKesson Corp........................................    54,224   5,705,992
   *MedAssets, Inc.......................................    95,693   1,870,798
  o*MedCath Corp.........................................    26,258      35,973
   *Medical Action Industries, Inc.......................    32,084     147,907
   *Medicines Co. (The)..................................    85,359   2,550,527
   *MediciNova, Inc......................................     5,363       9,814
   *Medidata Solutions, Inc..............................     8,885     415,729
   *Medivation, Inc......................................    28,640   1,556,870
   *MEDNAX, Inc..........................................    78,632   6,727,754
   *Medtronic, Inc.......................................   231,890  10,806,074
    Merck & Co., Inc..................................... 1,401,705  60,623,741
   *Merge Healthcare, Inc................................    20,674      55,613
   *Merit Medical Systems, Inc...........................    64,564     895,503
   *Metabolix, Inc.......................................     1,182       1,773
   *Mettler Toledo International, Inc....................    11,500   2,444,095
   *Misonix, Inc.........................................     8,260      63,602
   *Molina Healthcare, Inc...............................    71,347   2,048,372
   *Momenta Pharmaceuticals, Inc.........................    78,308     987,464
   *MWI Veterinary Supply, Inc...........................    11,689   1,312,792
   *Mylan, Inc...........................................   304,347   8,603,890
   *Myrexis, Inc.........................................    25,968      76,346
  #*Myriad Genetics, Inc.................................    71,035   1,922,207
   *Nanosphere, Inc......................................    31,702      89,083
    National Healthcare Corp.............................    20,065     965,728
    National Research Corp...............................     9,804     527,259
   *Natus Medical, Inc...................................    58,055     715,238
  #*Neogen Corp..........................................    19,385     901,209
   *Neurocrine Biosciences, Inc..........................     9,102      82,464
  #*Novavax, Inc.........................................    28,206      50,489
   *NuVasive, Inc........................................    66,912   1,152,894
   *Obagi Medical Products, Inc..........................    28,699     412,405
    Omnicare, Inc........................................   174,573   6,799,618
   *Omnicell, Inc........................................    51,489     813,526
   *OncoGenex Pharmaceutical, Inc........................     1,700      22,372
   *Onyx Pharmaceuticals, Inc............................    64,707   5,016,087
   *OraSure Technologies, Inc............................    35,303     248,886
   *Orexigen Therapeutics, Inc...........................    43,153     246,835
   *Orthofix International NV............................    29,396   1,121,457
   *Osiris Therapeutics, Inc.............................    13,955     109,826
  #*Owens & Minor, Inc...................................   102,778   3,146,035
   *Pain Therapeutics, Inc...............................    50,349     137,956
   *Palomar Medical Technologies, Inc....................    27,874     272,329
   *PAREXEL International Corp...........................    91,576   3,099,848
    Patterson Cos., Inc..................................   141,055   5,096,317
   *PDI, Inc.............................................    21,336     165,354
   #PDL BioPharma, Inc...................................   147,598   1,015,474
    PerkinElmer, Inc.....................................   181,988   6,413,257
   *Pernix Therapeutics Holdings, Inc....................     7,120      57,601
   *Perrigo Co...........................................    21,164   2,127,194

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
    Pfizer, Inc......................................... 3,896,797 $106,304,622
   *PharMerica Corp.....................................    45,552      659,593
   *PhotoMedex, Inc.....................................     7,613      107,876
   *Pozen, Inc..........................................    44,928      238,568
   *Progenics Pharmaceuticals, Inc......................    48,866      139,268
   *ProPhase Labs, Inc..................................    19,981       33,568
   *Providence Service Corp. (The)......................    19,769      366,320
   *pSivida Corp........................................    25,881       35,975
   *PSS World Medical, Inc..............................    62,009    1,793,920
    Psychemedics Corp...................................     1,810       21,593
    Quality Systems, Inc................................    24,060      438,854
   #Quest Diagnostics, Inc..............................   107,667    6,239,303
   #Questcor Pharmaceuticals, Inc.......................    47,500    1,210,300
  #*Quidel Corp.........................................    50,738    1,138,561
   *RadNet, Inc.........................................    33,951      100,495
   *Regeneron Pharmaceuticals, Inc......................    33,215    5,777,417
   *Repligen Corp.......................................    49,118      338,914
   #ResMed, Inc.........................................    79,885    3,498,963
   *Retractable Technologies, Inc.......................     7,725        7,339
   *Rigel Pharmaceuticals, Inc..........................   102,876      674,867
   *Rochester Medical Corp..............................    15,592      182,115
   *Rockwell Medical, Inc...............................     6,009       36,775
   *RTI Biologics, Inc..................................    87,990      432,911
   *Salix Pharmaceuticals, Ltd..........................    24,827    1,189,213
  #*Sangamo Biosciences, Inc............................    38,459      368,053
   *Santarus, Inc.......................................    49,945      667,265
   *SciClone Pharmaceuticals, Inc.......................    88,042      460,460
  #*Seattle Genetics, Inc...............................    38,000    1,119,100
    Select Medical Holdings Corp........................   193,326    1,882,995
   *SIGA Technologies, Inc..............................     1,425        4,161
    Simulations Plus, Inc...............................     4,400       19,096
   *Sirona Dental Systems, Inc..........................    69,168    4,597,597
   *Skilled Healthcare Group, Inc. Class A..............    34,371      182,854
   *Solta Medical, Inc..................................    78,077      199,877
    Span-American Medical System, Inc...................     3,812       73,267
   *Spectranetics Corp..................................    43,357      722,328
   #Spectrum Pharmaceuticals, Inc.......................    95,574    1,205,188
    St. Jude Medical, Inc...............................   135,577    5,517,984
   *Staar Surgical Co...................................    26,138      147,941
  #*StemCells, Inc......................................       545          907
  #*Stereotaxis, Inc....................................     4,433        9,487
  #*STERIS Corp.........................................    86,361    3,258,401
   *Strategic Diagnostics, Inc..........................    14,178       16,872
    Stryker Corp........................................    51,444    3,222,967
   *Sucampo Pharmaceuticals, Inc. Class A...............    14,749       76,547
   *SunLink Health Systems, Inc.........................     3,122        3,528
   *SurModics, Inc......................................    27,984      674,694
   *Symmetry Medical, Inc...............................    59,206      634,096
   *Synageva BioPharma Corp.............................     3,398      157,191
   *Synta Pharmaceuticals Corp..........................    10,204      114,285
   *Targacept, Inc......................................     4,269       19,168
   *Team Health Holdings, Inc...........................    44,743    1,515,445
    Techne Corp.........................................    14,100    1,010,688
    Teleflex, Inc.......................................    66,209    4,965,675
   *Tenet Healthcare Corp...............................   164,303    6,379,885
   *Theragenics Corp....................................    18,695       28,977
 o#*Theravance, Inc.....................................     4,573      101,749
    Thermo Fisher Scientific, Inc.......................   189,953   13,703,209
   *Thoratec Corp.......................................    59,538    2,174,923
   *Tornier NV..........................................     6,959      119,973
   *TranS1, Inc.........................................    28,585       71,177

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Transcept Pharmaceuticals, Inc........................  23,021 $    134,443
   *Triple-S Management Corp. Class B.....................  29,482      532,740
   *Trius Therapeutics, Inc...............................   2,678       13,818
   *U.S. Physical Therapy, Inc............................  18,067      444,448
   *United Therapeutics Corp..............................  57,611    3,104,657
    UnitedHealth Group, Inc............................... 466,552   25,758,336
    Universal American Corp............................... 117,353    1,099,598
    Universal Health Services, Inc. Class B............... 110,174    6,240,255
   *Urologix, Inc.........................................   3,979        2,905
   *Uroplasty, Inc........................................   2,767        7,194
    Utah Medical Products, Inc............................   5,731      230,386
   *Vanguard Health Systems, Inc..........................  21,216      296,388
   *Varian Medical Systems, Inc...........................  17,446    1,232,560
   *Vascular Solutions, Inc...............................  24,984      417,483
  #*VCA Antech, Inc....................................... 133,177    2,876,623
   *Vertex Pharmaceuticals, Inc...........................  30,622    1,371,253
   *Vical, Inc............................................  84,019      300,788
   *ViroPharma, Inc....................................... 109,689    2,924,309
   *Volcano Corp..........................................   6,203      155,323
    Warner Chilcott P.L.C.................................  44,769      634,377
   *Waters Corp...........................................  16,195    1,482,976
   *WellCare Health Plans, Inc............................  55,803    2,829,770
    WellPoint, Inc........................................ 203,028   13,160,275
   *West Pharmaceutical Services, Inc.....................  53,950    3,194,380
   *Wright Medical Group, Inc.............................  60,082    1,270,133
   *XenoPort, Inc.........................................  47,251      396,436
   oYoung Innovations, Inc................................  12,088      477,113
   *Zalicus, Inc..........................................  53,438       41,014
    Zimmer Holdings, Inc.................................. 127,441    9,507,099
                                                                   ------------
Total Health Care.........................................          820,040,159
                                                                   ------------
Industrials -- (13.4%)
   *3M Co.................................................  78,020    7,844,911
    A.O. Smith Corp.......................................  58,373    4,044,081
   *A.T. Cross Co. Class A................................  18,556      212,281
   *AAON, Inc.............................................  38,853      883,517
    AAR Corp..............................................  62,922    1,186,080
    ABM Industries, Inc...................................  82,389    1,805,967
   *Acacia Research Corp..................................  25,500      651,015
  #*ACCO Brands Corp...................................... 107,298      893,792
   *Accuride Corp.........................................  14,156       53,227
    Aceto Corp............................................  41,777      436,152
    Acme United Corp......................................   2,302       28,015
   #Acorn Energy, Inc.....................................  24,822      182,690
   *Active Power, Inc.....................................     920        3,855
   *Actuant Corp. Class A................................. 117,822    3,473,393
    Acuity Brands, Inc....................................  45,017    3,097,170
  #*Adept Technology, Inc.................................  14,123       54,797
    ADT Corp. (The)....................................... 117,441    5,578,447
   *Advisory Board Co. (The)..............................  27,568    1,495,013
   *AECOM Technology Corp................................. 174,318    4,457,311
   *Aegion Corp...........................................  60,773    1,429,381
   *AeroCentury Corp......................................   1,459       24,657
   *Aerosonic Corp........................................   1,200        4,680
   *Aerovironment, Inc....................................  34,854      754,589
   *AGCO Corp.............................................  85,758    4,545,174
   *Air Transport Services Group, Inc.....................  94,853      441,066
    Aircastle, Ltd........................................  90,875    1,254,075
    Alamo Group, Inc......................................  18,668      633,965
  #*Alaska Air Group, Inc................................. 113,960    5,256,975
    Albany International Corp. Class A....................  41,545    1,041,118

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Allegiant Travel Co.....................................  28,186 $2,099,011
    Alliant Techsystems, Inc................................  52,934  3,425,888
  o*Allied Defense Group, Inc. (The)........................   8,042     42,301
    Allied Motion Technologies, Inc.........................   6,678     45,010
    Altra Holdings, Inc.....................................  43,208  1,034,832
    Amerco, Inc.............................................  27,845  3,744,039
   *Ameresco, Inc. Class A..................................  37,184    365,891
    American Railcar Industries, Inc........................  39,572  1,556,762
   *American Science & Engineering, Inc.....................  13,227    893,881
   *American Superconductor Corp............................   9,532     25,260
   *American Woodmark Corp..................................  22,300    620,163
    AMETEK, Inc.............................................  85,095  3,488,044
    Ampco-Pittsburgh Corp...................................  14,266    262,780
   *AMREP Corp..............................................   7,977     79,770
   *Apogee Enterprises, Inc.................................  45,631  1,115,678
   *Applied Industrial Technologies, Inc....................  67,730  2,977,411
   *ARC Document Solutions, Inc.............................  66,580    159,126
   *Argan, Inc..............................................  21,848    410,742
    Arkansas Best Corp......................................  36,736    386,463
   *Armstrong World Industries, Inc.........................  74,050  4,072,009
   *Arotech Corp............................................   5,156      5,465
   *Ascent Solar Technologies, Inc..........................  31,475     20,773
    Astec Industries, Inc...................................  34,890  1,232,315
   *Astronics Corp..........................................  18,000    412,380
   *Atlas Air Worldwide Holdings, Inc.......................  42,455  1,914,296
   *Avalon Holding Corp. Class A............................   1,202      4,772
    Avery Dennison Corp..................................... 160,192  6,168,994
   *Avis Budget Group, Inc.................................. 162,147  3,491,025
   *AZZ, Inc................................................  40,141  1,717,633
   *B/E Aerospace, Inc...................................... 121,675  6,265,046
   *Babcock & Wilcox Co. (The)..............................  39,170  1,043,489
    Barnes Group, Inc.......................................  83,052  1,984,943
    Barrett Business Services, Inc..........................  13,746    553,139
  #*Beacon Roofing Supply, Inc..............................  75,894  2,742,809
    Belden, Inc.............................................  70,412  3,390,338
   *Blount International, Inc...............................  39,777    678,198
   *BlueLinx Holdings, Inc..................................  63,414    196,583
   *Boeing Co. (The)........................................  66,931  4,944,193
    Brady Corp. Class A.....................................  74,210  2,589,187
   *Breeze-Eastern Corp.....................................  12,352    100,113
    Briggs & Stratton Corp..................................  73,922  1,754,169
   *Brink's Co. (The).......................................  76,536  2,282,304
   *Broadwind Energy, Inc...................................   2,072      4,973
   *Builders FirstSource, Inc...............................  71,793    450,142
   *C.H. Robinson Worldwide, Inc............................  16,987  1,123,690
   *CAI International, Inc..................................  28,950    726,066
    Carlisle Cos., Inc......................................  85,240  5,468,146
    Cascade Corp............................................  16,919  1,092,460
   *Casella Waste Systems, Inc. Class A.....................  38,456    174,590
   *Caterpillar, Inc........................................  74,853  7,364,787
   *CBIZ, Inc...............................................  93,126    564,344
    CDI Corp................................................  28,435    483,964
    CECO Environmental Corp.................................  20,767    229,683
    Celadon Group, Inc......................................  36,891    730,811
   *Champion Industries, Inc................................   6,873        756
   *Chart Industries, Inc...................................  42,909  2,840,147
    Chicago Rivet & Machine Co..............................     653     13,432
    Cintas Corp............................................. 116,576  4,926,502
    CIRCOR International, Inc...............................  25,738  1,068,127
    CLAROC, Inc.............................................  64,019  3,230,399
   *Clean Harbors, Inc......................................  53,078  2,950,606

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    CNH Global NV..........................................  12,717 $   607,110
    Coleman Cable, Inc.....................................   9,999     102,290
  #*Colfax Corp............................................ 141,914   6,330,784
   *Columbus McKinnon Corp.................................  30,511     577,268
    Comfort Systems USA, Inc...............................  57,206     738,529
   *Command Security Corp..................................  10,654      22,373
   *Commercial Vehicle Group, Inc..........................  24,357     197,048
    CompX International, Inc...............................   3,471      46,858
   *Consolidated Graphics, Inc.............................  15,322     561,245
    Con-way, Inc...........................................  83,189   2,610,471
   *Copart, Inc............................................  71,990   2,585,161
   *Corporate Executive Board Co. (The)....................  21,537   1,079,219
    Corrections Corp. of America........................... 154,971   5,871,851
    Courier Corp...........................................  21,176     256,441
    Covanta Holding Corp................................... 213,405   4,208,347
   *Covenant Transportation Group, Inc. Class A............  12,060      76,099
   *CPI Aerostructures, Inc................................   8,781      99,050
   *CRA International, Inc.................................  14,257     265,038
    Crane Co...............................................  72,415   3,641,026
    CSX Corp............................................... 527,605  11,623,138
   *Cubic Corp.............................................  41,214   1,937,058
   *Cummins, Inc...........................................  25,812   2,963,992
    Curtiss-Wright Corp....................................  72,344   2,579,064
    Danaher Corp........................................... 133,959   8,028,163
    Deere & Co.............................................  46,100   4,336,166
   *Delta Air Lines, Inc................................... 294,469   4,090,174
   *Deluxe Corp............................................  64,753   2,382,263
   *DigitalGlobe, Inc......................................  67,691   1,893,317
   *Dolan Co. (The)........................................  44,099     154,787
   *Donaldson Co., Inc.....................................  44,342   1,667,703
    Douglas Dynamics, Inc..................................  35,140     463,145
    Dover Corp............................................. 121,960   8,437,193
   *Ducommun, Inc..........................................  16,267     260,760
   #Dun & Bradstreet Corp. (The)...........................  30,081   2,452,805
   *DXP Enterprises, Inc...................................  21,105   1,200,874
   *Dycom Industries, Inc..................................  49,841   1,045,664
    Dynamic Materials Corp.................................  19,547     324,871
   *Eagle Bulk Shipping, Inc...............................  13,093      26,972
    Eastern Co. (The)......................................   6,782     106,070
   *Eaton Corp. P.L.C...................................... 230,788  13,143,377
   *Echo Global Logistics, Inc.............................  31,170     578,827
    Ecology & Environment, Inc. Class A....................   3,767      48,594
    EMCOR Group, Inc....................................... 107,076   3,890,071
   *Emerson Electric Co....................................  95,382   5,460,620
    Encore Wire Corp.......................................  34,570   1,127,673
   *Energy Recovery, Inc...................................  53,103     198,074
   *EnergySolutions, Inc................................... 128,488     492,109
   *EnerNOC, Inc...........................................  40,472     625,292
   *EnerSys, Inc...........................................  76,697   3,139,208
   *Engility Holdings, Inc.................................  21,707     417,860
    Ennis, Inc.............................................  39,200     611,912
   *EnPro Industries, Inc..................................  32,006   1,423,627
    EnviroStar, Inc........................................     100         155
    Equifax, Inc........................................... 103,330   6,065,471
    ESCO Technologies, Inc.................................  39,680   1,633,626
    Espey Manufacturing & Electronics Corp.................   4,614     115,996
   *Esterline Technologies Corp............................  50,020   3,320,828
   *Excel Maritime Carriers, Ltd...........................  60,230      33,187
    Exelis, Inc............................................ 301,038   3,308,408
    Expeditors International of Washington, Inc............  34,200   1,467,180
   *Exponent, Inc..........................................  18,149     887,305

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
   *Fastenal Co.........................................    55,147 $  2,739,703
   *Federal Signal Corp.................................    98,747      793,926
    FedEx Corp..........................................   153,489   15,571,459
   *Flow International Corp.............................    68,758      259,218
    Flowserve Corp......................................    34,221    5,364,826
   *Fluor Corp..........................................   110,405    7,157,556
   *Fortune Brands Home & Security, Inc.................   204,895    6,708,262
   *Forward Air Corp....................................    34,989    1,298,442
   *Franklin Covey Co...................................    26,704      370,652
   *Franklin Electric Co., Inc..........................    37,330    2,483,192
    FreightCar America, Inc.............................    18,503      458,689
   *Frozen Food Express Industries......................    14,040       15,584
  #*FTI Consulting, Inc.................................    65,600    2,132,000
   *Fuel Tech, Inc......................................    30,552      130,763
   *Furmanite Corp......................................    56,892      302,097
    G & K Services, Inc. Class A........................    28,771    1,151,991
    Gardner Denver, Inc.................................    43,065    3,030,484
    GATX Corp...........................................    76,011    3,599,121
  #*Genco Shipping & Trading, Ltd.......................    60,046      200,554
   *Gencor Industries, Inc..............................     5,578       41,221
   *GenCorp, Inc........................................    63,086      676,913
    Generac Holdings, Inc...............................    72,815    2,707,262
   *General Cable Corp..................................    78,662    2,644,616
    General Dynamics Corp...............................   157,242   10,425,145
    General Electric Co................................. 5,590,261  124,551,015
   *Genesee & Wyoming, Inc. Class A.....................    53,887    4,557,762
    Geo Group, Inc. (The)...............................   111,325    3,631,422
   *GeoEye, Inc.........................................    32,269    1,156,198
   *Gibraltar Industries, Inc...........................    48,436      841,333
    Global Power Equipment Group, Inc...................    22,239      364,942
   *Gorman-Rupp Co. (The)...............................    30,367      922,853
   *GP Strategies Corp..................................    29,918      640,245
   *Graco, Inc..........................................    14,618      836,150
  #*GrafTech International, Ltd.........................   151,183    1,451,357
    Graham Corp.........................................    15,045      348,593
    Granite Construction, Inc...........................    58,938    2,142,986
    Great Lakes Dredge & Dock Corp......................    92,156      864,423
   *Greenbrier Cos., Inc................................    42,567      848,360
    Griffon Corp........................................    95,326    1,124,847
    H&E Equipment Services, Inc.........................    53,667    1,034,700
    Hardinge, Inc.......................................    14,527      163,865
    Harsco Corp.........................................   127,782    3,257,163
   *Hawaiian Holdings, Inc..............................    81,169      468,345
   *Heartland Express, Inc..............................   137,812    1,905,940
   #HEICO Corp..........................................    26,875    1,219,050
   *HEICO Corp. Class A.................................    63,997    2,176,538
    Heidrick & Struggles International, Inc.............    25,598      404,704
   *Heritage-Crystal Clean, Inc.........................     7,298      114,798
   *Herman Miller, Inc..................................    49,591    1,224,898
   *Hertz Global Holdings, Inc..........................   304,946    5,574,413
   *Hexcel Corp.........................................   126,769    3,396,142
   *Hill International, Inc.............................    51,954      177,163
   *HNI Corp............................................    70,224    2,216,972
   *Honeywell International, Inc........................    95,314    6,504,227
    Houston Wire & Cable Co.............................    26,140      312,373
   *Hub Group, Inc. Class A.............................    58,818    2,165,091
    Hubbell, Inc. Class A...............................     7,919      665,434
   *Hubbell, Inc. Class B...............................    61,563    5,605,311
   *Hudson Global, Inc..................................    43,679      210,096
   *Huntington Ingalls Industries, Inc..................    62,402    2,764,409
   *Hurco Cos., Inc.....................................     8,940      265,339

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Huron Consulting Group, Inc.............................  33,547 $1,143,953
    Hyster-Yale Materials Handling, Inc.....................  20,758  1,041,636
   *ICF International, Inc..................................  29,227    669,006
    IDEX Corp............................................... 126,777  6,324,905
   *IHS, Inc................................................  21,518  2,214,202
   *II-VI, Inc..............................................  93,419  1,589,991
   *Illinois Tool Works, Inc................................  87,875  5,521,186
   *Ingersoll-Rand P.L.C.................................... 157,241  8,080,615
  #*InnerWorkings, Inc......................................  66,030    918,477
   *Innotrac Corp...........................................   4,173     13,562
    Innovative Solutions & Support, Inc.....................  19,410     82,298
    Insperity, Inc..........................................  38,845  1,306,357
    Insteel Industries, Inc.................................  25,169    381,562
   *Integrated Electrical Services, Inc.....................  14,770     71,634
   *Intelligent Systems Corp................................     629        871
   *Interface, Inc..........................................  83,838  1,406,802
    International Shipholding Corp..........................   8,363    159,733
    Intersections, Inc......................................  30,961    321,375
   #Iron Mountain, Inc......................................  80,657  2,759,276
    ITT Corp................................................ 114,983  2,952,763
   *J.B. Hunt Transport Services, Inc.......................  32,900  2,213,183
   *Jacobs Engineering Group, Inc...........................  84,730  4,076,360
  #*JetBlue Airways Corp.................................... 459,283  2,668,434
   *John Bean Technologies Corp.............................  41,874    782,625
   *Joy Global, Inc.........................................  22,698  1,433,833
   *Kadant, Inc.............................................  17,092    459,262
   *Kaman Corp..............................................  41,725  1,516,286
    Kansas City Southern....................................  99,896  9,301,317
    KAR Auction Services, Inc............................... 125,228  2,671,113
   *Kaydon Corp.............................................  50,988  1,264,502
    KBR, Inc................................................ 107,047  3,342,007
    Kelly Services, Inc. Class A............................  64,846  1,033,645
    Kelly Services, Inc. Class B............................   1,275     20,986
    Kennametal, Inc......................................... 129,101  5,294,432
   *Key Technology, Inc.....................................   7,462     91,783
    Kforce, Inc.............................................  59,534    819,188
    Kimball International, Inc. Class B.....................  45,833    494,996
   *Kirby Corp..............................................  90,555  6,397,711
   *Knight Transportation, Inc.............................. 123,478  1,969,474
   *Knoll, Inc..............................................  59,156    980,806
   *Korn/Ferry International................................  75,886  1,303,721
   *Kratos Defense & Security Solutions, Inc................  74,634    329,136
    L.B. Foster Co. Class A.................................  15,243    660,174
    L.S. Starrett Co. Class A (The).........................   9,260    100,008
    L-3 Communications Holdings, Inc........................ 100,263  7,611,967
    Landstar System, Inc....................................  14,471    825,426
    Lawson Products, Inc....................................  12,431    136,492
   *Layne Christensen Co....................................  31,803    720,974
    Lennox International, Inc...............................  27,100  1,558,521
   *Lincoln Electric Holdings, Inc.......................... 106,249  5,730,009
    Lindsay Corp............................................  18,873  1,755,944
   *LMI Aerospace, Inc......................................  17,391    384,341
    Lockheed Martin Corp....................................  31,576  2,743,007
    LSI Industries, Inc.....................................  42,695    309,112
   *Luna Innovations, Inc...................................   4,551      5,871
   *Lydall, Inc.............................................  24,164    369,226
   *Magnetek, Inc...........................................   1,525     20,222
   *Manitex International, Inc..............................   2,123     20,636
   *Manitowoc Co., Inc. (The)............................... 201,574  3,547,702
   #Manpower, Inc........................................... 126,766  6,528,449
    Marten Transport, Ltd...................................  33,711    686,356

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued).................................
    Masco Corp............................................. 168,629 $ 3,101,087
  #*MasTec, Inc............................................ 121,672   3,443,318
    Mastech Holdings, Inc..................................   2,854      21,690
   *Matson, Inc............................................  67,103   1,839,293
    McGrath RentCorp.......................................  36,833   1,100,938
   *Meritor, Inc...........................................  80,849     368,671
   *Metalico, Inc..........................................  76,765     148,156
    Met-Pro Corp...........................................  29,174     302,534
   *MFRI, Inc..............................................   6,501      39,461
    Michael Baker Corp.....................................  13,685     351,568
  #*Middleby Corp..........................................  22,669   3,204,490
    Miller Industries, Inc.................................  16,917     258,492
   *Mine Safety Appliances Co..............................  57,290   2,647,944
   *Mistras Group, Inc.....................................  35,093     772,748
   *Mobile Mini, Inc.......................................  72,447   1,738,728
   *Moog, Inc. Class A.....................................  61,455   2,691,729
   *Moog, Inc. Class B.....................................   6,265     275,221
   *MSC Industrial Direct Co., Inc. Class A................  11,500     909,880
   *Mueller Industries, Inc................................  59,084   3,152,722
   *Mueller Water Products, Inc. Class A................... 245,613   1,451,573
    Multi-Color Corp.......................................  19,825     475,007
   *MYR Group, Inc.........................................  32,187     722,598
    National Presto Industries, Inc........................  10,320     756,972
   *National Technical Systems, Inc........................  11,231      89,623
   *Navigant Consulting, Inc...............................  77,151     889,551
   *NCI Building Systems, Inc..............................     929      14,381
   *Nielsen Holdings NV....................................   6,843     222,466
    NL Industries, Inc.....................................  66,217     856,848
   *NN, Inc................................................  26,052     241,242
   *Nordson Corp...........................................  44,212   2,989,615
    Norfolk Southern Corp.................................. 166,058  11,436,414
   *Nortek, Inc............................................     376      27,128
    Northrop Grumman Corp.................................. 134,779   8,766,026
   *Northwest Pipe Co......................................  14,098     347,516
   *Ocean Power Technologies, Inc..........................   8,423      17,941
   *Old Dominion Freight Line, Inc......................... 111,090   4,141,435
    Omega Flex, Inc........................................   8,600     122,292
   *On Assignment, Inc.....................................  84,802   2,073,409
   *Orbital Sciences Corp..................................  90,840   1,335,348
   *Orion Energy Systems, Inc..............................  22,128      44,920
   *Orion Marine Group, Inc................................  23,294     181,693
   *Oshkosh Corp........................................... 148,507   5,818,504
   *Owens Corning, Inc..................................... 187,471   7,811,917
    P.A.M. Transportation Services, Inc....................   9,059      85,517
  #*PACCAR, Inc............................................  54,624   2,570,605
   *Pacer International, Inc...............................  54,398     221,400
   #Pall Corp..............................................  20,800   1,420,640
   *Parker Hannifin Corp...................................  97,858   9,097,858
   *Park-Ohio Holdings Corp................................  23,150     558,841
   *Patrick Industries, Inc................................  16,168     266,125
   *Patriot Transportation Holding, Inc....................  10,465     269,683
   *Pendrell Corp..........................................  67,532      98,597
    Pentair, Inc........................................... 202,918  10,283,884
   *PGT, Inc...............................................  38,723     189,743
    Pike Electric Corp.....................................  53,164     552,906
   #Pitney Bowes, Inc......................................  40,358     581,559
   *Plug Power, Inc........................................   3,697       1,701
   *PMFG, Inc..............................................  16,342     137,436
  #*Polypore International, Inc............................  59,709   2,304,170
   *Powell Industries, Inc.................................  18,125     820,156
   *PowerSecure International, Inc.........................  39,354     341,986

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Precision Castparts Corp...............................  18,338 $ 3,363,189
    Preformed Line Products Co.............................   8,209     553,943
   *Primoris Services Corp.................................  81,484   1,562,863
    Providence & Worcester Railroad Co.....................   3,494      55,904
   #Quad/Graphics, Inc.....................................   4,133      89,686
   *Quality Distribution, Inc..............................  37,533     278,120
    Quanex Building Products Corp..........................  55,397   1,144,502
   *Quanta Services, Inc................................... 180,273   5,222,509
   #Raven Industries, Inc..................................  36,990     996,141
    Raytheon Co............................................ 116,541   6,139,380
   *RBC Bearings, Inc......................................  35,376   1,865,376
    RCM Technologies, Inc..................................  13,580      75,097
   *Real Goods Solar, Inc. Class A.........................     512         485
    Regal-Beloit Corp......................................  72,163   5,351,608
   *Republic Airways Holdings, Inc.........................  78,614     659,571
    Republic Services, Inc................................. 212,096   6,763,741
    Resources Connection, Inc..............................  84,694   1,034,114
   *Roadrunner Transportation Systems, Inc.................  41,711     838,808
    Robbins & Myers, Inc...................................  67,641   3,942,117
   *Robert Half International, Inc.........................  27,853     981,540
   *Rockwell Automation, Inc...............................  47,364   4,224,395
   *Rockwell Collins, Inc..................................  26,150   1,539,712
   *Rollins, Inc...........................................  42,385   1,047,757
    Roper Industries, Inc..................................  66,703   7,834,267
   *RPX Corp...............................................  12,512     130,500
   #RR Donnelley & Sons Co................................. 285,484   2,626,453
   *Rush Enterprises, Inc. Class A.........................  43,390   1,026,607
   *Rush Enterprises, Inc. Class B.........................   8,637     169,026
    Ryder System, Inc......................................  80,989   4,598,555
   *Saia, Inc..............................................  24,751     642,041
    Sauer-Danfoss, Inc.....................................  31,906   1,712,395
    Schawk, Inc............................................  32,035     411,329
    Seaboard Corp..........................................   1,240   3,352,104
    SeaCube Container Leasing, Ltd.........................   9,286     213,299
    Servotronics, Inc......................................   1,473      12,226
   *Shaw Group, Inc. (The)................................. 108,639   5,140,797
    SIFCO Industries, Inc..................................   7,118     110,187
   #Simpson Manufacturing Co., Inc.........................  78,337   2,539,686
    SkyWest, Inc........................................... 101,528   1,283,314
    SL Industries, Inc.....................................  11,694     204,411
    SmartPros, Ltd.........................................   1,344       1,882
    Snap-on, Inc...........................................  79,949   6,477,468
    Southwest Airlines Co.................................. 772,271   8,657,158
   *Sparton Corp...........................................  11,200     170,464
   *Spirit Aerosystems Holdings, Inc. Class A.............. 185,389   2,955,101
   *Spirit Airlines, Inc...................................   9,447     183,177
    SPX Corp...............................................  80,563   6,012,417
   *Standard Parking Corp..................................  18,468     387,089
    Standard Register Co. (The)............................  34,067      22,484
    Standex International Corp.............................  20,486   1,160,532
    Stanley Black & Decker, Inc............................ 132,097  10,149,013
   *Steelcase, Inc. Class A................................ 137,653   1,876,210
   *Stericycle, Inc........................................  15,661   1,477,615
   *Sterling Construction Co., Inc.........................  23,323     239,061
   *Sun Hydraulics Corp....................................  31,604     872,270
   *Supreme Industries, Inc. Class A.......................  13,890      52,504
   *Swift Transportation Co................................ 137,097   1,872,745
   *SYKES Enterprises, Inc.................................  65,883   1,060,716
    Sypris Solutions, Inc..................................  26,299     108,878
   *TAL International Group, Inc...........................  52,580   2,203,102
   *Taser International, Inc...............................  82,399     689,680

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *Team, Inc..............................................  30,060 $ 1,316,929
   *Tecumseh Products Co. Class A..........................  15,402     109,508
   *Tecumseh Products Co. Class B..........................   4,901      35,532
   *Teledyne Technologies, Inc.............................  48,937   3,340,440
   *Tennant Co.............................................  23,807   1,096,074
   *Terex Corp............................................. 177,982   5,763,057
   *Tetra Tech, Inc........................................  97,152   2,784,376
    Textainer Group Holdings, Ltd..........................  67,265   2,788,134
    Textron, Inc........................................... 186,989   5,377,804
   *Thermon Group Holdings, Inc............................  21,422     518,412
    Timken Co.............................................. 122,787   6,582,611
   #Titan International, Inc...............................  64,706   1,571,709
   *Titan Machinery, Inc...................................  31,720     917,025
   *TMS International Corp. Class A........................   1,794      25,008
    Toro Co. (The).........................................  37,150   1,635,714
    Towers Watson & Co.....................................  37,357   2,281,766
   *TransDigm Group, Inc...................................  23,800   3,223,472
   *TRC Cos., Inc..........................................  29,408     175,566
   *Trex Co., Inc..........................................  22,006     929,754
   *Trimas Corp............................................  58,045   1,793,010
    Trinity Industries, Inc................................ 125,173   4,969,368
    Triumph Group, Inc.....................................  79,624   5,603,141
   *TrueBlue, Inc..........................................  63,679   1,094,642
   *Tufco Technologies, Inc................................   2,398      11,990
   *Tutor Perini Corp......................................  67,190   1,114,682
    Twin Disc, Inc.........................................  22,040     505,377
    Tyco International, Ltd................................ 234,882   7,100,483
   *Ultralife Corp.........................................  19,679      63,366
    UniFirst Corp..........................................  23,167   1,893,671
    Union Pacific Corp..................................... 248,311  32,642,964
   *United Continental Holdings, Inc....................... 215,852   5,212,826
   *United Parcel Service, Inc. Class B....................  63,147   5,006,926
   *United Rentals, Inc....................................  76,080   3,851,170
    United Stationers, Inc.................................  62,737   2,091,652
   *United Technologies Corp............................... 109,295   9,570,963
    Universal Forest Products, Inc.........................  29,064   1,181,452
   *Universal Power Group, Inc.............................   1,134       2,109
   *Universal Security Instruments, Inc....................   1,873       7,773
    Universal Truckload Services, Inc......................  21,221     380,705
    URS Corp............................................... 121,810   5,052,679
  #*US Airways Group, Inc.................................. 198,884   2,840,064
   *US Ecology, Inc........................................  28,921     687,163
   *USA Truck, Inc.........................................  14,166      70,263
  #*USG Corp............................................... 115,330   3,389,549
    UTi Worldwide, Inc..................................... 157,785   2,328,907
    Valmont Industries, Inc................................  33,895   4,939,179
   *Verisk Analytics, Inc. Class A.........................  27,360   1,509,178
   *Versar, Inc............................................  15,761      66,984
    Viad Corp..............................................  32,805     915,916
   *Vicor Corp.............................................  32,731     176,093
   *Virco Manufacturing Corp...............................  11,119      29,688
   *Volt Information Sciences, Inc.........................  23,850     188,654
    VSE Corp...............................................   6,890     165,429
   *W.W. Grainger, Inc.....................................  13,523   2,945,580
   *Wabash National Corp...................................  22,933     237,357
   *WABCO Holdings, Inc....................................  27,768   1,739,943
    Wabtec Corp............................................  54,923   5,141,891
    Waste Connections, Inc................................. 169,287   6,097,718
    Waste Management, Inc.................................. 185,963   6,765,334
    Watsco, Inc............................................  40,177   3,027,337
    Watsco, Inc. Class B...................................   5,058     378,718

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                         ------- --------------
Industrials -- (Continued)
    Watts Water Technologies, Inc. Class A..............  44,965 $    2,072,886
    Werner Enterprises, Inc............................. 111,045      2,622,883
   *Wesco Aircraft Holdings, Inc........................   2,269         31,380
  #*WESCO International, Inc............................  70,361      5,131,428
  #*Willdan Group, Inc..................................   7,684         16,136
   *Willis Lease Finance Corp...........................   8,926        131,480
    Woodward, Inc.......................................  87,017      3,342,323
  #*XPO Logistics, Inc..................................  17,665        295,889
    Xylem, Inc.......................................... 126,611      3,536,245
                                                                 --------------
Total Industrials.......................................          1,088,679,257
                                                                 --------------
Information Technology -- (12.4%)
  #*3D Systems Corp.....................................  56,048      3,242,377
   *Accelrys, Inc.......................................  88,182        830,674
   *Accenture P.L.C. Class A............................  51,686      3,715,707
   *ACI Worldwide, Inc..................................  39,257      1,866,278
   *Active Network, Inc. (The)..........................  11,076         61,250
    Activision Blizzard, Inc............................ 265,306      3,021,835
   *Actuate Corp........................................  79,760        449,049
   *Acxiom Corp......................................... 121,560      2,155,259
   *ADDvantage Technologies Group, Inc..................   7,817         16,572
   *Adobe Systems, Inc..................................  81,557      3,085,301
    ADTRAN, Inc.........................................  77,327      1,562,005
   *Advanced Energy Industries, Inc.....................  60,027        921,414
  #*Advanced Micro Devices, Inc......................... 174,600        453,960
   *Advanced Photonix, Inc. Class A.....................   1,915          1,398
   *Advent Software, Inc................................  53,105      1,309,038
   *Aehr Test Systems...................................   4,618          4,115
   *Aeroflex Holding Corp...............................   2,337         16,336
   *Aetrium, Inc........................................   6,465          4,073
   *Agilysys, Inc.......................................  36,023        306,556
   *Akamai Technologies, Inc............................ 113,952      4,638,986
  #*Alliance Data Systems Corp..........................  11,750      1,851,800
   *Alpha & Omega Semiconductor, Ltd....................  13,132        106,501
    Altera Corp.........................................  39,402      1,316,815
    Amdocs, Ltd......................................... 131,808      4,704,228
   *American Software, Inc. Class A.....................  41,689        358,525
  #*Amkor Technology, Inc............................... 275,673      1,276,366
  #*Amphenol Corp. Class A..............................  32,171      2,173,794
   *Amtech Systems, Inc.................................  11,796         46,122
   *ANADIGICS, Inc......................................  98,345        253,730
    Analog Devices, Inc................................. 105,678      4,611,788
   *Analysts International Corp.........................   7,333         26,692
   *Anaren, Inc.........................................  21,628        423,260
   *Anixter International, Inc..........................  49,872      3,355,388
   *ANSYS, Inc..........................................  43,080      3,170,688
   *AOL, Inc............................................ 149,239      4,574,175
   *Apple, Inc.......................................... 123,530     56,244,444
    Applied Materials, Inc.............................. 567,626      7,328,052
   *Applied Micro Circuits Corp.........................  99,747        854,832
   *Arris Group, Inc.................................... 176,635      2,918,010
   *Arrow Electronics, Inc.............................. 158,420      6,086,496
  #*Aruba Networks, Inc.................................  40,558        934,456
   *AsiaInfo-Linkage, Inc...............................  46,753        513,348
   *Aspen Technology, Inc...............................  14,132        432,439
    Astro-Med, Inc......................................   9,339         93,764
   *Atmel Corp.......................................... 347,127      2,325,751
   *ATMI, Inc...........................................  48,602        991,967
   *Autobytel, Inc......................................   3,757         15,366
   *Autodesk, Inc.......................................  41,500      1,613,520
   *Automatic Data Processing, Inc......................  61,357      3,637,857

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Avago Technologies, Ltd..............................     2,797 $   100,049
   *Aviat Networks, Inc..................................    85,256     319,710
   *Avid Technology, Inc.................................    58,708     434,439
   *Avnet, Inc...........................................   145,695   5,151,775
    AVX Corp.............................................   222,886   2,538,672
    Aware, Inc...........................................    26,058     150,094
   *Axcelis Technologies, Inc............................    47,595      64,253
   *AXT, Inc.............................................    45,551     126,632
   *Badger Meter, Inc....................................    22,530   1,115,010
    Bel Fuse, Inc. Class A...............................     4,354      71,797
    Bel Fuse, Inc. Class B...............................    13,898     258,920
   *Benchmark Electronics, Inc...........................    86,360   1,516,482
    Black Box Corp.......................................    35,024     820,612
   *Blackbaud, Inc.......................................    36,147     900,783
   *Blonder Tongue Laboratories, Inc.....................       433         572
   *Blucora, Inc.........................................    62,056     922,152
   *BMC Software, Inc....................................    34,522   1,434,389
  #*Booz Allen Hamilton Holding Corp.....................    49,159     681,344
   *Bottomline Technologies (de), Inc....................    50,033   1,454,960
    Broadcom Corp. Class A...............................    86,283   2,799,883
   *Broadridge Financial Solutions, Inc..................    63,302   1,492,028
  #*BroadVision, Inc.....................................     6,453      53,818
   *Brocade Communications Systems, Inc..................   723,453   4,138,151
    Brooks Automation, Inc...............................    95,446     893,375
   *Bsquare Corp.........................................    12,187      42,654
   *BTU International, Inc...............................    10,388      31,683
    CA, Inc..............................................   276,469   6,861,961
   *Cabot Microelectronics Corp..........................    36,567   1,351,516
  #*CACI International, Inc. Class A.....................    43,130   2,313,062
   *Cadence Design Systems, Inc..........................   106,862   1,488,588
   *CalAmp Corp..........................................    20,878     178,716
   *Calix, Inc...........................................    55,908     455,091
   *Callidus Software, Inc...............................    12,261      51,251
   *Cardtronics, Inc.....................................    34,762     899,988
   *Cascade Microtech, Inc...............................    18,571     138,911
   *Cass Information Systems, Inc........................    17,844     692,347
   *CEVA, Inc............................................    27,528     417,875
   *Checkpoint Systems, Inc..............................    62,742     756,669
   *China Information Technology, Inc....................    20,716      21,337
   *Chyron International Corp............................     5,035       5,035
   *CIBER, Inc...........................................   106,998     361,653
   *Cinedigm Digital Cinema Corp. Class A................    10,917      16,921
   *Cirrus Logic, Inc....................................    30,289     855,058
    Cisco Systems, Inc................................... 1,398,499  28,767,124
   *Citrix Systems, Inc..................................    32,097   2,348,217
   *Clearfield, Inc......................................    20,285     106,699
   *Cognex Corp..........................................    69,570   2,759,146
   *Cognizant Technology Solutions Corp. Class A.........    31,155   2,435,698
   *Cogo Group, Inc......................................    15,972      38,013
   *Coherent, Inc........................................    36,196   2,005,620
    Cohu, Inc............................................    34,325     359,726
    Communications Systems, Inc..........................    17,110     190,605
   *CommVault Systems, Inc...............................    19,732   1,514,036
    Computer Sciences Corp...............................   188,749   7,889,708
   *Computer Task Group, Inc.............................    30,089     575,903
   *Compuware Corp.......................................   333,104   3,870,668
   *comScore, Inc........................................    18,134     267,114
    Comtech Telecommunications Corp......................    36,524     967,886
   *Comverse Technology, Inc.............................     1,479       6,448
   *Comverse, Inc........................................       148       4,271
  #*Concur Technologies, Inc.............................    28,597   1,913,139

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    Concurrent Computer Corp...............................   9,010 $    58,925
   *Constant Contact, Inc..................................   1,967      29,623
    Convergys Corp......................................... 178,498   3,038,036
   *CoreLogic, Inc......................................... 163,836   4,299,057
    Corning, Inc........................................... 708,402   8,500,824
   *CoStar Group, Inc......................................  36,021   3,378,049
   *Cray, Inc..............................................  62,121   1,153,587
  #*Cree, Inc.............................................. 188,338   8,126,785
    Crexendo, Inc..........................................  10,564      26,938
   *CSG Systems International, Inc.........................  54,320   1,022,846
    CSP, Inc...............................................   2,797      17,509
    CTS Corp...............................................  13,886     138,166
   *CyberOptics Corp.......................................  10,031      74,932
   *Cymer, Inc.............................................  52,773   5,434,036
    Cypress Semiconductor Corp.............................  32,385     332,594
   *Daktronics, Inc........................................  66,963     794,181
   *Datalink Corp..........................................  27,202     239,106
   *Dataram Corp...........................................   5,453       2,345
   *Dealertrack Technologies, Inc..........................  67,667   2,136,924
    Dell, Inc.............................................. 211,492   2,800,154
  #*Demand Media, Inc......................................  49,159     415,394
   *Dice Holdings, Inc..................................... 100,155     942,459
   *Diebold, Inc...........................................  86,355   2,542,291
   *Digi International, Inc................................  40,037     392,363
    Digimarc Corp..........................................   9,758     208,919
   *Digital River, Inc.....................................  52,061     755,926
   *Diodes, Inc............................................  67,739   1,288,396
  #*Document Security Systems, Inc.........................   3,628       8,743
    Dolby Laboratories, Inc. Class A.......................  51,090   1,650,718
   *Dot Hill Systems Corp..................................  71,103      82,479
   *DSP Group, Inc.........................................  31,722     208,096
    DST Systems, Inc.......................................  68,421   4,580,102
   *DTS, Inc...............................................  27,939     533,635
   *Dynamics Research Corp.................................  10,821      74,232
    EarthLink, Inc......................................... 160,358   1,090,434
   *eBay, Inc.............................................. 251,850  14,085,970
   #Ebix, Inc..............................................  58,742     959,844
   *Echelon Corp...........................................  19,608      47,451
   *EchoStar Corp. Class A.................................  60,796   2,211,758
   *Edgewater Technology, Inc..............................  10,488      43,525
   *Elecsys Corp...........................................     376       1,654
    Electro Rent Corp......................................  36,413     563,673
    Electro Scientific Industries, Inc.....................  41,652     449,842
   *Electronic Arts, Inc................................... 144,139   2,267,306
   *Electronics for Imaging, Inc...........................  79,322   1,794,264
    eMagin Corp............................................  12,094      39,306
   *EMC Corp............................................... 407,293  10,023,481
  #*EMCORE Corp............................................  27,162     163,515
   *Emulex Corp............................................ 133,393   1,019,123
   *Entegris, Inc.......................................... 216,242   2,132,146
   *Entropic Communications, Inc........................... 132,003     691,696
   *Envestnet, Inc.........................................  15,854     220,529
    EPIQ Systems, Inc......................................  53,037     654,477
    ePlus, Inc.............................................  11,973     557,822
   *Equinix, Inc...........................................  32,137   6,923,274
   *Euronet Worldwide, Inc.................................  82,362   2,015,398
   *Exar Corp..............................................  74,478     781,274
   *ExlService Holdings, Inc...............................  51,116   1,516,101
   *Extreme Networks....................................... 147,467     544,153
   *F5 Networks, Inc.......................................  22,500   2,359,800
   *Fabrinet...............................................  15,856     232,132

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
  #*FactSet Research Systems, Inc........................    15,644 $ 1,447,383
   *Fair Isaac Corp......................................    57,154   2,575,931
   *Fairchild Semiconductor International, Inc...........   205,797   3,039,622
   *FalconStor Software, Inc.............................    50,770     136,064
   *FARO Technologies, Inc...............................    22,486     746,760
   *FEI Co...............................................    56,399   3,438,083
    Fidelity National Information Services, Inc..........   297,338  11,034,213
  #*Finisar Corp.........................................   124,228   1,925,534
  #*First Solar, Inc.....................................   137,954   3,887,544
   *Fiserv, Inc..........................................   101,033   8,113,960
   *FleetCor Technologies, Inc...........................       788      47,154
    FLIR Systems, Inc....................................   172,039   4,089,367
   *FormFactor, Inc......................................    76,732     383,660
   *Forrester Research, Inc..............................    32,281     912,584
   *Fortinet, Inc........................................    24,220     571,350
   *Freescale Semiconductor, Ltd.........................    12,197     176,247
    Frequency Electronics, Inc...........................    10,710      98,318
  #*Fusion-io, Inc.......................................       300       5,244
  #*Gartner Group, Inc...................................    35,704   1,839,113
    Genpact, Ltd.........................................   234,177   3,922,465
   *GigOptix, Inc........................................     3,988       5,822
   *Global Cash Access Holdings, Inc.....................   107,436     811,142
   *Global Payments, Inc.................................    94,931   4,676,301
    Globalscape, Inc.....................................    11,741      15,968
   *Globecomm Systems, Inc...............................    36,811     456,456
   *Google, Inc. Class A.................................    29,049  21,952,039
   *GSE Systems, Inc.....................................    19,854      40,502
   *GSI Group, Inc.......................................    50,058     475,551
   *GSI Technology, Inc..................................    37,756     251,077
  #*GT Advanced Technologies, Inc........................   125,682     397,155
   *Guidance Software, Inc...............................    17,697     225,637
    Hackett Group, Inc. (The)............................    60,552     260,374
   *Harmonic, Inc........................................   175,247     916,542
   *Harris Corp..........................................    87,438   4,039,636
   *Hauppauge Digital, Inc...............................     5,400       4,158
  #*Heartland Payment Systems, Inc.......................    43,083   1,368,316
    Hewlett-Packard Co...................................   862,907  14,246,595
   *Hittite Microwave Corp...............................    33,152   2,034,870
  #*Hutchinson Technology, Inc...........................    31,174      86,975
   *I.D. Systems, Inc....................................    15,829      87,534
    IAC/InterActiveCorp..................................   165,687   6,834,589
   *Identive Group, Inc..................................    25,290      34,142
   *IEC Electronics Corp.................................     9,658      63,356
   *iGATE Corp...........................................    65,972   1,153,191
   *iGo, Inc.............................................    28,914       7,807
   *Ikanos Communications, Inc...........................    23,895      43,489
   *Imation Corp.........................................    54,588     202,521
   *Immersion Corp.......................................    28,268     192,222
  #*Infinera Corp........................................   163,991   1,169,256
   *Informatica Corp.....................................    29,401   1,088,131
   *Infosonics Corp......................................     4,740       3,010
   *Ingram Micro, Inc. Class A...........................   238,104   4,328,731
   *Innodata, Inc........................................    31,335     117,820
   *Inphi Corp...........................................    20,745     166,582
   *Insight Enterprises, Inc.............................    89,014   1,744,674
   *Integrated Device Technology, Inc....................   216,713   1,566,835
   *Integrated Silicon Solution, Inc.....................    42,871     401,701
    Intel Corp........................................... 1,282,072  26,974,795
   *Intellicheck Mobilisa, Inc...........................     7,700       5,544
   *Interactive Intelligence Group, Inc..................    20,026     805,446
   *InterDigital, Inc....................................    34,537   1,498,560

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *Intermec, Inc..........................................  75,757 $   748,479
   *Internap Network Services Corp.........................  86,821     686,754
   *International Business Machines Corp................... 104,155  21,150,756
   *International Rectifier Corp........................... 102,901   2,005,540
   *Interphase Corp........................................   5,636      14,090
    Intersil Corp. Class A................................. 184,464   1,595,614
    inTEST Corp............................................   3,806      11,570
   *Intevac, Inc...........................................  31,727     133,571
   *IntriCon Corp..........................................   8,894      41,802
   *Intuit, Inc............................................  34,988   2,182,551
   *Inuvo, Inc.............................................   3,679       3,201
   #IPG Photonics Corp.....................................  66,639   4,363,522
   *Iteris, Inc............................................  12,775      20,823
   *Itron, Inc.............................................  60,096   2,787,853
  #*Ixia................................................... 111,462   2,116,663
    IXYS Corp..............................................  47,132     454,352
  #*j2 Global, Inc.........................................  85,185   2,710,587
   *Jabil Circuit, Inc..................................... 220,554   4,170,676
    Jack Henry & Associates, Inc...........................  86,922   3,605,525
   *JDS Uniphase Corp...................................... 275,026   3,990,627
   *Juniper Networks, Inc.................................. 183,362   4,103,642
   *Kemet Corp.............................................  64,457     371,272
   *Key Tronic Corp........................................  14,320     137,902
    Keynote Systems, Inc...................................  25,566     398,830
  o*KIT Digital, Inc.......................................  64,550      25,820
    KLA-Tencor Corp........................................ 120,499   6,616,600
   *Kopin Corp.............................................  98,511     340,848
   *Kulicke & Soffa Industries, Inc........................ 115,571   1,308,264
   *KVH Industries, Inc....................................  22,007     320,422
   *Lam Research Corp...................................... 210,202   8,647,710
   *Lattice Semiconductor Corp............................. 180,520     803,314
   *Lender Processing Services, Inc........................  41,517     998,069
    Lexmark International, Inc. Class A.................... 105,325   2,534,120
   *LGL Group, Inc. (The)..................................   2,633      13,850
   *Limelight Networks, Inc................................ 150,081     354,191
   *Linear Technology Corp.................................  47,472   1,738,425
   *Lionbridge Technologies, Inc...........................  62,849     250,768
   *Liquidity Services, Inc................................   4,258     135,702
   *Littlefuse, Inc........................................  37,034   2,370,546
   *LogMeIn, Inc...........................................   4,883     110,844
   *LoJack Corp............................................  43,904     141,810
    Loral Space & Communications, Inc......................  28,699   1,684,344
   *LSI Corp............................................... 266,959   1,879,391
   *LTX-Credence Corp......................................  73,246     449,730
   *Magnachip Semiconductor Corp...........................  57,745     925,075
   *Management Network Group, Inc..........................   3,573      10,004
   *Manhattan Associates, Inc..............................  33,551   2,298,579
    ManTech International Corp. Class A....................  36,726     906,030
    Marchex, Inc. Class B..................................  38,409     142,881
   *Market Leader, Inc.....................................  25,984     196,959
    Marvell Technology Group, Ltd.......................... 338,650   3,132,512
   *MasterCard, Inc. Class A...............................  10,047   5,208,365
  #*Mattersight Corp.......................................   5,001      22,104
   *Mattson Technology, Inc................................  81,264     106,456
    Maxim Integrated Products, Inc......................... 149,481   4,701,177
   *MAXIMUS, Inc...........................................  56,400   3,867,348
   *MaxLinear, Inc. Class A................................   7,603      39,384
   *Maxwell Technologies, Inc..............................   4,831      46,716
   *Measurement Specialties, Inc...........................  25,050     884,265
   *MEMC Electronic Materials, Inc......................... 325,483   1,354,009
   *MEMSIC, Inc............................................  22,265      75,478

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Mentor Graphics Corp.................................   181,212 $ 3,104,162
   *Mercury Systems, Inc.................................    44,384     326,222
    Mesa Laboratories, Inc...............................     5,540     288,025
    Methode Electronics, Inc.............................    59,622     573,564
   *Micrel, Inc..........................................    93,306     971,315
  #*Microchip Technology, Inc............................    89,457   2,992,337
   *Micron Technology, Inc............................... 1,084,258   8,196,990
   *MICROS Systems, Inc..................................    33,544   1,544,030
   *Microsemi Corp.......................................   136,063   2,846,438
   *Microsoft Corp.......................................   928,949  25,518,229
   *Mindspeed Technologies, Inc..........................    66,142     325,419
   *MIPS Technologies, Inc...............................    85,368     670,992
    MKS Instruments, Inc.................................    79,941   2,222,360
    MOCON, Inc...........................................     8,521     119,379
   *ModusLink Global Solutions, Inc......................    57,190     166,423
   #Molex, Inc...........................................    68,519   1,860,976
    Molex, Inc. Class A..................................    91,846   2,065,617
   *MoneyGram International, Inc.........................    18,939     260,790
   *Monolithic Power Systems, Inc........................    56,061   1,306,221
    Monotype Imaging Holdings, Inc.......................    57,479   1,039,220
   *Monster Worldwide, Inc...............................   170,844     990,895
   *MoSys, Inc...........................................    51,300     184,680
   *Motorola Solutions, Inc..............................    63,769   3,723,472
   *Move, Inc............................................    57,468     541,923
   *MTS Systems Corp.....................................    24,108   1,370,540
   *Multi-Fineline Electronix, Inc.......................    34,615     552,975
   *Nanometrics, Inc.....................................    35,316     551,283
   *NAPCO Security Technologies, Inc.....................    12,622      45,565
    National Instruments Corp............................    36,646   1,040,746
   *NCI, Inc. Class A....................................    10,441      54,920
   *NCR Corp.............................................   134,305   3,729,650
   *NetApp, Inc..........................................   205,377   7,393,572
   *NETGEAR, Inc.........................................    61,975   2,175,942
   *NetList, Inc.........................................    31,529      24,593
   *NetScout Systems, Inc................................    62,995   1,639,760
   *NetSuite, Inc........................................    15,289   1,073,746
   *NeuStar, Inc. Class A................................    56,098   2,532,264
   *Newport Corp.........................................    60,096     866,584
   *Newtek Business Services, Inc........................    14,356      30,291
   *NIC, Inc.............................................    37,300     607,990
   *Novatel Wireless, Inc................................    40,698      76,512
  #*Nuance Communications, Inc...........................   212,058   5,099,995
   *Numerex Corp. Class A................................    16,698     207,222
    NVIDIA Corp..........................................   406,868   4,988,202
   *Oclaro, Inc..........................................   106,869     173,128
   *Official Payments Holdings, Inc......................    20,570     127,740
   *OmniVision Technologies, Inc.........................    85,395   1,312,521
   *ON Semiconductor Corp................................   533,919   4,191,264
   *Online Resources Corp................................    41,264     157,216
   *Onvia, Inc...........................................     1,484       5,387
   *Oplink Communications, Inc...........................    29,421     495,744
    Optical Cable Corp...................................     8,150      33,986
   *Oracle Corp..........................................   517,147  18,363,890
   *OSI Systems, Inc.....................................    31,344   1,706,994
   *Overland Storage, Inc................................     1,066       1,034
   *PAR Technology Corp..................................    17,200      76,368
    Park Electrochemical Corp............................    29,592     773,535
  #*ParkerVision, Inc....................................     3,828       9,149
   *Paychex, Inc.........................................    55,438   1,808,942
    PC Connection, Inc...................................    37,385     461,705
   *PCM, Inc.............................................    12,993      86,663

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
    PC-Tel, Inc............................................  30,780 $   228,388
   *PDF Solutions, Inc.....................................  41,437     622,384
    Perceptron, Inc........................................  10,412      76,632
   *Perficient, Inc........................................  49,972     597,665
   *Performance Technologies, Inc..........................   5,773       5,600
   *Pericom Semiconductor Corp.............................  34,672     245,131
   *Pervasive Software, Inc................................  16,603     151,917
   *Photronics, Inc........................................  93,969     562,874
   *Pixelworks, Inc........................................  17,904      47,088
   *Planar Systems, Inc....................................  19,314      33,413
  #*Plantronics, Inc.......................................  68,205   2,804,590
   *Plexus Corp............................................  53,956   1,376,957
   *PLX Technology, Inc....................................  55,424     258,276
   *PMC-Sierra, Inc........................................ 353,368   2,042,467
   *Polycom, Inc........................................... 157,767   1,740,170
   *Power Integrations, Inc................................  42,415   1,586,321
  #*Power-One, Inc......................................... 194,055     780,101
   *PRGX Global, Inc.......................................  35,819     241,778
   *Procera Networks, Inc..................................   4,314      72,605
   *Progress Software Corp.................................  96,202   2,257,861
   *PROS Holdings, Inc.....................................  22,703     500,828
   *PTC, Inc............................................... 152,394   3,532,493
   *Pulse Electronics Corp.................................  34,117      10,232
    QAD, Inc. Class A......................................  13,973     194,085
    QAD, Inc. Class B......................................   4,740      60,198
   *QLogic Corp............................................ 148,420   1,714,251
    QUALCOMM, Inc.......................................... 214,176  14,142,041
   *Qualstar Corp..........................................   8,094      12,950
   *Quantum Corp........................................... 185,179     251,843
  #*QuickLogic Corp........................................  18,388      38,799
   *QuinStreet, Inc........................................  15,854      89,417
   *Rackspace Hosting, Inc.................................  20,042   1,510,165
   *Radisys Corp...........................................  40,860     159,354
   *Rainmaker Systems, Inc.................................  16,080      12,700
  #*RealD, Inc.............................................  38,278     435,604
   *RealNetworks, Inc......................................  50,719     388,508
   *Red Hat, Inc...........................................  56,958   3,164,586
   *Reis, Inc..............................................  16,269     237,690
   *Relm Wireless Corp.....................................   4,040       6,706
  #*Remark Media, Inc......................................   1,990       2,686
   *Responsys, Inc.........................................  13,129     100,174
    RF Industries, Ltd.....................................  10,694      58,389
   *RF Micro Devices, Inc.................................. 453,193   2,265,965
    Richardson Electronics, Ltd............................  20,031     242,776
    Rimage Corp............................................  13,779      95,626
   *Riverbed Technology, Inc...............................  62,979   1,221,793
   *Rofin-Sinar Technologies, Inc..........................  40,182   1,029,865
   *Rogers Corp............................................  26,323   1,233,496
   *Rosetta Stone, Inc.....................................  31,721     411,104
   *Rovi Corp..............................................  49,536     856,477
  #*Rubicon Technology, Inc................................  33,298     223,763
   *Rudolph Technologies, Inc..............................  52,178     703,881
   *Saba Software, Inc.....................................  27,173     251,622
   #SAIC, Inc.............................................. 491,237   5,943,968
  #*Salesforce.com, Inc....................................  19,400   3,339,322
   *Sandisk Corp........................................... 124,559   6,226,704
   *Sanmina Corp........................................... 126,808   1,207,212
   *Sapient Corp........................................... 190,570   2,307,803
   *ScanSource, Inc........................................  39,560   1,149,614
   *Scientific Learning Corp...............................  11,264       7,096
   *SeaChange International, Inc...........................  52,851     589,289

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Seagate Technology...................................... 292,776 $9,948,528
   *Selectica, Inc..........................................     538      4,503
  #*Semtech Corp............................................ 104,811  3,161,100
   *Sevcon, Inc.............................................   1,585      5,643
   *ShoreTel, Inc...........................................  68,310    293,050
   *Sigma Designs, Inc......................................  51,332    274,113
  #*Silicon Graphics International Corp.....................  36,240    526,930
   *Silicon Image, Inc...................................... 125,029    606,391
   *Silicon Laboratories, Inc...............................  65,906  2,876,138
   *Skyworks Solutions, Inc................................. 101,082  2,419,903
   *Smith Micro Software, Inc...............................  43,203     64,804
   *SMTC Corp...............................................   1,900      4,902
   *SolarWinds, Inc.........................................  28,047  1,526,318
   *Solera Holdings, Inc....................................  13,296    728,754
  #*Sonic Foundry, Inc......................................     619      3,949
   *Sonus Networks, Inc..................................... 411,684    934,523
    Soundbite Communications, Inc...........................   2,720      7,915
   *Sourcefire, Inc.........................................   2,201     93,763
   *Spansion, Inc. Class A..................................  90,173  1,036,990
  #*Spark Networks, Inc.....................................  20,866    150,653
   *Spire Corp..............................................   8,159      4,732
  #*SS&C Technologies Holdings, Inc......................... 105,435  2,385,994
   *Stamps.com, Inc.........................................  24,686    666,275
   *StarTek, Inc............................................  16,081     69,309
  #*STEC, Inc...............................................  66,370    335,832
  #*STR Holdings, Inc.......................................   3,848      8,196
  #*Stratasys, Ltd..........................................  24,711  1,939,319
   *SunPower Corp........................................... 121,375    945,511
   *Super Micro Computer, Inc...............................  63,141    781,686
    Supertex, Inc...........................................  18,175    347,506
   *Support.com, Inc........................................  70,167    292,596
   *Sycamore Networks, Inc..................................  42,435     97,600
   *Symantec Corp........................................... 202,900  4,417,133
   *Symmetricom, Inc........................................  62,080    334,611
   *Synaptics, Inc..........................................  52,169  1,830,089
   *Synchronoss Technologies, Inc...........................   4,384    104,383
   *SYNNEX Corp.............................................  59,165  2,126,982
   *Synopsys, Inc...........................................  98,578  3,296,448
    Syntel, Inc.............................................  20,935  1,220,301
   *Take-Two Interactive Software, Inc...................... 147,132  1,790,596
    TE Connectivity, Ltd.................................... 218,530  8,496,446
   *Tech Data Corp..........................................  64,197  3,268,269
   *TechTarget, Inc.........................................  49,891    253,446
   *TeleCommunication Systems, Inc. Class A.................  71,327    161,199
   *Telenav, Inc............................................  57,342    453,002
   *TeleTech Holdings, Inc..................................  84,820  1,586,134
    Tellabs, Inc............................................ 553,536  1,262,062
    Telular Corp............................................  23,893    264,973
   *Teradata Corp...........................................  30,060  2,003,800
  #*Teradyne, Inc........................................... 304,510  4,920,882
    Tessco Technologies, Inc................................  14,125    315,694
    Tessera Technologies, Inc...............................  82,726  1,451,841
   *Texas Instruments, Inc.................................. 148,207  4,902,688
    TheStreet, Inc..........................................  30,782     50,175
   *TIBCO Software, Inc.....................................  51,980  1,218,411
   *TNS, Inc................................................  36,098    756,253
   *Total System Services, Inc.............................. 197,194  4,584,760
    Transact Technologies, Inc..............................  10,841     87,162
   *Trimble Navigation, Ltd.................................  22,795  1,424,688
   *Trio-Tech International.................................   3,963      7,886
   *TriQuint Semiconductor, Inc............................. 211,108  1,108,317

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                       --------- --------------
Information Technology -- (Continued)
    TSR, Inc..........................................       751 $        2,441
   *TTM Technologies, Inc.............................   113,319        903,152
   *Tyler Technologies, Inc...........................    31,179      1,685,225
  #*Ultimate Software Group, Inc......................     6,001        609,342
   *Ultra Clean Holdings..............................    31,297        175,576
   *Ultratech, Inc....................................    42,732      1,740,474
  #*Unisys Corp.......................................    41,152        913,986
    United Online, Inc................................   146,594        973,384
   *Unwired Planet, Inc...............................    77,315        156,176
  #*USA Technologies, Inc.............................    16,331         35,765
   *UTStarcom Holdings Corp...........................    71,400         69,972
  #*ValueClick, Inc...................................   123,420      2,526,407
  #*Veeco Instruments, Inc............................    59,656      1,876,181
   *VeriFone Systems, Inc.............................    34,850      1,209,992
   *Verint Systems, Inc...............................     9,344        315,827
   *VeriSign, Inc.....................................    39,976      1,735,358
  #*ViaSat, Inc.......................................    68,393      2,626,975
   *Viasystems Group, Inc.............................    18,213        256,621
   *Vicon Industries, Inc.............................     3,400          9,350
   *Video Display Corp................................    10,670         40,012
   *Virtusa Corp......................................    54,146      1,121,364
    Visa, Inc.........................................   232,750     36,753,552
   *Vishay Intertechnology, Inc.......................   228,400      2,510,116
   *Vishay Precision Group, Inc.......................    24,604        324,527
  #*VistaPrint NV.....................................    36,517      1,309,134
   *VMware, Inc. Class A..............................     8,843        676,313
   *Volterra Semiconductor Corp.......................    32,522        534,662
   *Wave Systems Corp. Class A........................     8,000          7,840
    Wayside Technology Group, Inc.....................     5,310         65,313
   *Web.com Group, Inc................................    74,635      1,209,087
   *WebMD Health Corp.................................     1,891         31,258
   *WebMediaBrands, Inc...............................       942          1,875
   *Websense, Inc.....................................    17,109        250,305
   *Westell Technologies, Inc. Class A................    69,684        127,522
    Western Digital Corp..............................   226,163     10,629,661
   *Western Union Co. (The)...........................    89,952      1,280,017
   *WEX, Inc..........................................    43,750      3,439,188
   *Wireless Ronin Technologies, Inc..................       381            712
   *Wireless Telecom Group, Inc.......................     9,995         12,894
   *WPCS International, Inc...........................     6,800          3,128
    Xerox Corp........................................ 1,366,443     10,945,208
    Xilinx, Inc.......................................   123,035      4,489,547
   *XO Group, Inc.....................................    42,210        406,060
    Xyratex, Ltd......................................    43,595        405,433
   *Yahoo!, Inc.......................................   594,642     11,672,822
   *Zebra Technologies Corp. Class A..................    64,319      2,783,726
   *Zix Corp..........................................    74,954        244,350
   *Zygo Corp.........................................    29,601        470,952
                                                                 --------------
Total Information Technology..........................            1,003,736,301
                                                                 --------------
Materials -- (5.2%)
    A. Schulman, Inc..................................    44,518      1,431,254
  #*A.M. Castle & Co..................................    35,156        592,379
   *AEP Industries, Inc...............................     8,759        563,904
   *Air Products & Chemicals, Inc.....................    35,450      3,099,393
    Airgas, Inc.......................................    56,913      5,420,394
   *Albemarle Corp....................................    39,910      2,446,882
    Alcoa, Inc........................................ 1,109,490      9,807,892
    Allegheny Technologies, Inc.......................   122,499      3,877,093
   *Allied Nevada Gold Corp...........................    17,205        407,586
   *AMCOL International Corp..........................    50,959      1,504,819

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
   *American Biltrite, Inc................................      36 $    17,100
   *American Pacific Corp.................................   8,129     159,979
   *American Vanguard Corp................................  41,677   1,412,850
    AptarGroup, Inc.......................................  84,980   4,379,019
   *Arabian American Development Co.......................  13,281     105,053
    Ashland, Inc..........................................  85,486   6,711,506
   #Axiall Corp...........................................  55,927   3,141,979
    Balchem Corp..........................................  25,737     962,564
   *Ball Corp.............................................  55,054   2,451,004
    Bemis Co., Inc........................................ 158,083   5,640,401
    Boise, Inc............................................ 169,459   1,398,037
   *Buckeye Technologies, Inc.............................  65,103   1,871,711
    Cabot Corp............................................ 102,825   3,848,740
   *Calgon Carbon Corp....................................  91,336   1,465,029
    Carpenter Technology Corp.............................  66,930   3,502,447
   *Celanese Corp. Class A................................  27,600   1,293,888
   *Century Aluminum Co................................... 139,212   1,198,615
    CF Industries Holdings, Inc...........................  43,083   9,873,331
    Chase Corp............................................  11,789     221,869
   *Chemtura Corp......................................... 154,968   3,675,841
   *Clearwater Paper Corp.................................  33,920   1,536,915
   #Cliffs Natural Resources, Inc.........................  51,572   1,924,151
   *Coeur d'Alene Mines Corp.............................. 145,280   3,152,576
    Commercial Metals Co.................................. 178,891   2,978,535
    Compass Minerals International, Inc...................  13,558     976,854
   *Contango ORE, Inc.....................................   1,821      14,568
   *Continental Materials Corp............................   1,019      17,588
   *Core Molding Technologies, Inc........................  11,130      78,466
   *Crown Holdings, Inc...................................  37,000   1,400,820
    Cytec Industries, Inc.................................  73,731   5,404,482
    Deltic Timber Corp....................................  16,051   1,164,661
    Domtar Corp...........................................  59,170   4,924,719
    Dow Chemical Co. (The)................................ 615,797  19,828,663
   *E.I. du Pont de Nemours & Co.......................... 117,889   5,593,833
    Eagle Materials, Inc..................................  69,674   4,512,785
   *Eastman Chemical Co...................................  66,655   4,742,503
    Ecolab, Inc...........................................  61,063   4,420,961
   *Ferro Corp............................................ 115,227     587,658
   *Flotek Industries, Inc................................   8,089     108,878
    FMC Corp..............................................  45,000   2,766,150
    Freeport-McMoRan Copper & Gold, Inc................... 501,064  17,662,506
    Friedman Industries, Inc..............................  13,567     148,830
    FutureFuel Corp.......................................  20,764     264,741
  #*General Moly, Inc..................................... 142,545     525,991
   *Globe Specialty Metals, Inc........................... 121,290   1,838,756
  #*Golden Minerals Co....................................  19,506      67,686
   *Graphic Packaging Holding Co.......................... 540,426   3,788,386
    Greif, Inc. Class A...................................  40,693   1,911,757
   *Greif, Inc. Class B...................................  28,377   1,434,741
   *H.B. Fuller Co........................................  80,794   3,157,430
   *Hawkins, Inc..........................................  16,132     629,471
   *Haynes International, Inc.............................  18,800     961,056
   *Headwaters, Inc.......................................  76,455     715,619
    Hecla Mining Co....................................... 451,137   2,368,469
   *Horsehead Holding Corp................................  69,919     696,393
    Huntsman Corp......................................... 386,450   6,813,114
   *Innophos Holdings, Inc................................  33,918   1,715,233
   *Innospec, Inc.........................................  37,156   1,495,529
   *International Flavors & Fragrances, Inc...............  17,200   1,211,396
    International Paper Co................................ 256,800  10,636,656
    Intrepid Potash, Inc.................................. 102,060   2,377,998

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
    Kaiser Aluminum Corp...................................  29,817 $ 1,853,425
    KapStone Paper & Packaging Corp........................  71,061   1,705,464
    KMG Chemicals, Inc.....................................  16,272     318,118
    Koppers Holdings, Inc..................................  15,719     637,563
   *Kraton Performance Polymers, Inc.......................  43,846   1,150,958
   #Kronos Worldwide, Inc..................................  84,537   1,639,172
   *Landec Corp............................................  41,024     484,083
   *Louisiana-Pacific Corp................................. 217,242   4,221,012
   *LSB Industries, Inc....................................  36,216   1,499,342
    LyondellBasell Industries NV Class A...................  92,925   5,893,303
   #Martin Marietta Materials, Inc.........................  54,831   5,413,465
   *Material Sciences Corp.................................   8,954      88,466
    Materion Corp..........................................  31,346     843,207
  #*McEwen Mining, Inc..................................... 271,668     850,321
    MeadWestvaco Corp...................................... 177,786   5,573,591
   *Mercer International, Inc..............................  78,277     547,156
    Metals USA Holdings Corp...............................  58,973   1,060,335
    Minerals Technologies, Inc.............................  53,820   2,226,533
  #*Mines Management, Inc..................................  13,118      15,086
   *Mod-Pac Corp...........................................   3,434      24,090
  #*Molycorp, Inc..........................................  13,274      97,962
   *Monsanto Co............................................  66,246   6,714,032
    Mosaic Co. (The)....................................... 102,034   6,249,582
    Myers Industries, Inc..................................  51,275     757,844
    Neenah Paper, Inc......................................  25,524     789,713
  #*NewMarket Corp.........................................  16,011   4,085,367
    Newmont Mining Corp.................................... 257,402  11,057,990
    Noranda Aluminum Holding Corp..........................  38,891     229,068
   *Northern Technologies International Corp...............   5,900      79,001
    Nucor Corp............................................. 185,428   8,531,542
    Olin Corp.............................................. 121,950   2,836,557
    Olympic Steel, Inc.....................................  15,489     325,424
   *OM Group, Inc..........................................  49,176   1,358,241
   *Omnova Solutions, Inc..................................  73,595     602,007
   *Owens-Illinois, Inc.................................... 192,526   4,582,119
    P.H. Glatfelter Co.....................................  63,321   1,176,504
   *Packaging Corp. of America............................. 121,239   4,659,215
   *Penford Corp...........................................  22,102     181,236
  #*PolyOne Corp........................................... 140,565   3,069,940
   *PPG Industries, Inc....................................  24,442   3,369,819
   *Praxair, Inc...........................................  34,453   3,802,578
   *Quaker Chemical Corp...................................  20,697   1,183,247
    Reliance Steel & Aluminum Co........................... 116,824   7,560,849
  #*Resolute Forest Products...............................   5,403      73,697
    Rock Tenn Co. Class A..................................  71,019   5,606,950
    Rockwood Holdings, Inc.................................  98,930   5,414,439
    Royal Gold, Inc........................................  72,115   5,384,827
    RPM International, Inc................................. 169,023   5,275,208
   *RTI International Metals, Inc..........................  47,769   1,356,640
    Schnitzer Steel Industries, Inc. Class A...............  40,330   1,172,796
   *Schweitzer-Mauduit International, Inc..................  50,135   2,042,500
    Scotts Miracle-Gro Co. Class A (The)...................  33,010   1,443,197
    Sealed Air Corp........................................ 292,855   5,482,246
   *Senomyx, Inc...........................................  26,984      47,762
    Sensient Technologies Corp.............................  78,872   3,005,023
   *Sherwin-Williams Co. (The).............................  19,100   3,096,874
  #*Sigma-Aldrich Corp.....................................  22,268   1,721,984
   *Silgan Holdings, Inc...................................  38,508   1,651,993
   *Silver Bull Resources, Inc.............................   8,400       4,032
   *Solitario Exploration & Royalty Corp...................   2,615       4,550
    Sonoco Products Co..................................... 131,402   4,072,148

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
   *Southern Copper Corp................................    25,873 $  1,019,137
   *Spartech Corp.......................................    39,657      377,931
    Steel Dynamics, Inc.................................   336,470    5,117,709
   *Stepan Co...........................................    32,776    1,922,640
   *Stillwater Mining Co................................   170,900    2,300,314
   *SunCoke Energy, Inc.................................   104,991    1,740,751
    Synalloy Corp.......................................    11,860      168,531
  #*Texas Industries, Inc...............................    45,629    2,593,552
    Tredegar Corp.......................................    33,747      769,769
   *United States Lime & Minerals, Inc..................     8,386      386,175
   #United States Steel Corp............................   218,560    4,884,816
   *Universal Stainless & Alloy Products, Inc...........    10,522      375,951
   #Valhi, Inc..........................................   118,994    1,869,396
   *Valspar Corp........................................   131,883    8,741,205
   *Verso Paper Corp....................................    33,897       33,897
    Vulcan Materials Co.................................   138,741    7,847,191
   *Walter Energy, Inc..................................    29,490    1,107,350
    Wausau Paper Corp...................................    80,348      776,965
    Westlake Chemical Corp..............................    89,408    8,213,019
   *Worthington Industries, Inc.........................   109,934    3,020,986
   *WR Grace & Co.......................................    39,559    2,840,336
    Zep, Inc............................................    31,221      455,827
  #*Zoltek Cos., Inc....................................    50,213      409,236
                                                                   ------------
Total Materials.........................................            422,214,160
                                                                   ------------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares........     7,873           --
  o*Concord Camera Corp. Escrow Shares..................     2,339           --
  o*Cubist Pharmaceuticals, Inc. Escrow Shares..........     4,235           --
  o*Entorian Technologies, Inc. Escrow Shares...........     1,977           --
  o*Gerber Scientific, Inc. Escrow Shares...............    30,731           --
  o*Price Communications Liquidation Trust..............    11,700           --
  o*Softbrands, Inc. Escrow Shares......................    14,700           --
  o*Voyager Learning Co. Escrow Shares..................     7,226           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (2.8%)
    AT&T, Inc........................................... 2,996,191  104,237,485
    Atlantic Tele-Network, Inc..........................    22,211      961,292
   *Boingo Wireless, Inc................................    16,070      124,382
   *Cbeyond, Inc........................................    45,512      400,506
    CenturyLink, Inc....................................   303,450   12,274,552
  #*Cincinnati Bell, Inc................................   195,742      929,774
   *Consolidated Communications Holdings, Inc...........    51,144      880,188
   *Crown Castle International Corp.....................    29,691    2,093,809
   #Frontier Communications Corp........................   998,132    4,561,463
   *General Communications, Inc. Class A................    64,916      552,435
   *Hawaiian Telcom Holdco, Inc.........................       367        7,347
    HickoryTech Corp....................................    18,507      179,148
    IDT Corp. Class B...................................    32,276      329,861
   *Iridium Communications, Inc.........................   104,650      732,550
  #*Leap Wireless International, Inc....................    89,942      519,865
   *Level 3 Communications, Inc.........................    72,582    1,728,903
    Lumos Networks Corp.................................    22,819      221,572
   *MetroPCS Communications, Inc........................   296,305    2,971,939
    Neutral Tandem, Inc.................................    47,776      132,340
  #*NII Holdings, Inc...................................   116,994      818,958
    NTELOS Holdings Corp................................    15,467      199,988
   *ORBCOMM, Inc........................................    62,221      262,573
   *Premiere Global Services, Inc.......................    87,044      815,602
    Primus Telecommunications Group, Inc................     5,557       59,349

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Telecommunication Services -- (Continued)
   *SBA Communications Corp.............................    23,603 $  1,644,185
    Shenandoah Telecommunications Co....................    34,931      512,088
   *Sprint Nextel Corp.................................. 2,576,737   14,507,029
    Telephone & Data Systems, Inc.......................   161,026    4,072,348
   *tw telecom, Inc.....................................   117,288    3,240,667
   *United States Cellular Corp.........................    45,025    1,712,751
    USA Mobility, Inc...................................    33,099      382,624
    Verizon Communications, Inc......................... 1,449,236   63,201,182
   *Vonage Holdings Corp................................    50,391      131,521
    Warwick Valley Telephone Co.........................     9,033      105,867
   #Windstream Corp.....................................   427,884    4,167,590
                                                                   ------------
Total Telecommunication Services........................            229,673,733
                                                                   ------------
Utilities -- (2.1%)
    AES Corp. (The).....................................   472,016    5,116,653
   #AGL Resources, Inc..................................    51,100    2,135,980
    ALLETE, Inc.........................................    41,329    1,906,920
    Alliant Energy Corp.................................    36,568    1,676,277
    Ameren Corp.........................................    50,996    1,654,310
    American Electric Power Co., Inc....................    58,603    2,654,130
    American States Water Co............................    20,252    1,023,739
    American Water Works Co., Inc.......................    33,369    1,277,365
    Aqua America, Inc...................................    77,936    2,122,197
    Artesian Resources Corp. Class A....................     5,997      135,832
    Atmos Energy Corp...................................    57,482    2,147,528
    Avista Corp.........................................    59,496    1,538,567
    Black Hills Corp....................................    47,534    1,917,997
  #*Cadiz, Inc..........................................     5,844       40,616
    California Water Service Group......................    54,764    1,067,898
   *Calpine Corp........................................   370,649    7,312,905
    CenterPoint Energy, Inc.............................    86,557    1,769,225
    CH Energy Group, Inc................................    20,779    1,350,635
    Chesapeake Utilities Corp...........................    11,571      549,160
    Cleco Corp..........................................    39,747    1,699,184
    CMS Energy Corp.....................................    72,197    1,855,463
    Connecticut Water Services, Inc.....................    10,659      315,933
    Consolidated Edison, Inc............................    35,814    2,037,100
    Consolidated Water Co., Ltd.........................    17,009      152,060
    Delta Natural Gas Co., Inc..........................     5,328      104,962
    Dominion Resources, Inc.............................    70,752    3,828,391
    DTE Energy Co.......................................    35,764    2,264,219
    Duke Energy Corp....................................    83,692    5,752,988
  #*Dynegy, Inc.........................................     1,078       21,560
    Edison International, Inc...........................    50,348    2,426,270
    El Paso Electric Co.................................    41,900    1,411,611
    Empire District Electric Co. (The)..................    43,789      928,765
    Entergy Corp........................................    23,057    1,489,482
    Exelon Corp.........................................   107,986    3,395,080
    FirstEnergy Corp....................................    51,922    2,102,322
    Gas Natural, Inc....................................     5,156       50,890
    Genie Energy, Ltd. Class B..........................    32,165      229,658
    Great Plains Energy, Inc............................    85,467    1,828,994
    Hawaiian Electric Industries, Inc...................    52,901    1,426,740
    IDACORP, Inc........................................    36,703    1,703,386
   #Integrys Energy Group, Inc..........................    29,499    1,613,300
   #ITC Holdings Corp...................................    30,158    2,442,798
    Laclede Group, Inc. (The)...........................    23,528      939,238
    MDU Resources Group, Inc............................    53,167    1,239,854
    MGE Energy, Inc.....................................    23,616    1,237,242
    Middlesex Water Co..................................    17,687      341,536
    National Fuel Gas Co................................    17,489      951,402

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Utilities -- (Continued)
    New Jersey Resources Corp........................     36,063 $    1,515,728
    NextEra Energy, Inc..............................     49,821      3,589,603
    NiSource, Inc....................................     60,500      1,635,315
    Northeast Utilities, Inc.........................     86,388      3,518,583
    Northwest Natural Gas Co.........................     28,392      1,289,565
    NorthWestern Corp................................     39,353      1,455,667
   *NRG Energy, Inc..................................    366,437      8,794,488
    NV Energy, Inc...................................    131,215      2,483,900
    OGE Energy Corp..................................     33,996      1,995,905
   *ONEOK, Inc.......................................    120,513      5,665,316
   #Ormat Technologies, Inc..........................     65,592      1,394,486
    Otter Tail Corp..................................     35,144        944,671
   #Pepco Holdings, Inc..............................     48,412        945,002
    PG&E Corp........................................     48,207      2,055,546
   #Piedmont Natural Gas Co..........................     43,507      1,381,782
    Pinnacle West Capital Corp.......................     23,500      1,254,430
    PNM Resources, Inc...............................     84,744      1,810,132
    Portland General Electric Co.....................     72,178      2,072,952
    PPL Corp.........................................     70,270      2,128,478
    Public Service Enterprise Group, Inc.............    212,226      6,617,207
    Questar Corp.....................................    214,038      4,972,103
    RGC Resources, Inc...............................      2,942         54,045
    SCANA Corp.......................................     25,601      1,198,383
    Sempra Energy....................................     28,400      2,131,420
    SJW Corp.........................................     26,109        708,076
    South Jersey Industries, Inc.....................     32,763      1,778,376
    Southern Co. (The)...............................    109,357      4,836,860
    Southwest Gas Corp...............................     40,916      1,822,399
   *Synthesis Energy Systems, Inc....................     45,358         50,347
    TECO Energy, Inc.................................    106,329      1,889,466
    UGI Corp.........................................    169,982      5,990,166
    UIL Holdings Corp................................     54,703      2,035,499
    Unitil Corp......................................     15,703        420,526
    UNS Energy Corp..................................     44,029      1,994,073
    Vectren Corp.....................................     50,387      1,590,214
    Westar Energy, Inc...............................     72,321      2,174,692
    WGL Holdings, Inc................................     33,890      1,421,008
    Wisconsin Energy Corp............................     45,359      1,788,505
    Xcel Energy, Inc.................................     82,054      2,279,460
    York Water Co....................................     13,028        246,229
                                                                 --------------
Total Utilities......................................               173,118,965
                                                                 --------------
TOTAL COMMON STOCKS..................................             7,753,022,298
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Allos Therapeutics, Inc. Contingent Value Rights.     38,881            389
  o*Capital Bank Corp. Contingent Value Rights.......      7,309             --
  o*Capital Bank Financial Corp. Contingent Value
   Rights............................................     13,882          3,054
  o*CVR Energy, Inc. Contingent Value Rights.........    123,987             --
   *Dynegy, Inc. Warrants 10/02/17...................     16,744         19,590
  o*Emergent Biosolutions, Inc. Contingent Value
   Rights............................................      4,801             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17.....      9,928          8,439
  o*PhotoMedex, Inc. Contingent Value Warrants.......        888             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17....        813             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17....        813             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    31,472
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares........................... 28,144,079     28,144,079
                                                                 --------------

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- --------------
SECURITIES LENDING COLLATERAL -- (4.2%)
  (S)@DFA Short Term Investment Fund...............  29,562,079 $  342,033,254
     @Repurchase Agreement, JPMorgan Securities
       LLC 0.20%, 02/01/13 (Collateralized by
       $2,512,817 FNMA, rates ranging from
       2.100%(r) to 6.163%(r), maturities
       ranging from 01/01/23 to 10/01/42, valued
       at $2,519,069) to be repurchased at
       $2,439,637.................................. $     2,440      2,439,623
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                344,472,877
                                                                --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $6,520,579,639)^^                                             $8,125,670,726
                                                                ==============

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $1,096,036,260 $     49,911   --    $1,096,086,171
   Consumer Staples...........    489,312,840           --   --       489,312,840
   Energy.....................    896,389,130       46,387   --       896,435,517
   Financials.................  1,533,722,927        2,268   --     1,533,725,195
   Health Care................    819,269,428      770,731   --       820,040,159
   Industrials................  1,088,636,956       42,301   --     1,088,679,257
   Information Technology.....  1,003,710,481       25,820   --     1,003,736,301
   Materials..................    422,214,160           --   --       422,214,160
   Other......................             --           --   --                --
   Telecommunication Services.    229,673,733           --   --       229,673,733
   Utilities..................    173,118,965           --   --       173,118,965
Rights/Warrants...............         28,029        3,443   --            31,472
Temporary Cash Investments....     28,144,079           --   --        28,144,079
Securities Lending Collateral.             --  344,472,877   --       344,472,877
                               -------------- ------------   --    --------------
TOTAL......................... $7,780,256,988 $345,413,738   --    $8,125,670,726
                               ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                         U.S. VECTOR EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                              SHARES   VALUE+
                                                              ------ ----------
COMMON STOCKS -- (93.8%)
Consumer Discretionary -- (14.5%)
   *1-800-FLOWERS.COM, Inc. Class A.......................... 33,345 $  134,047
    A.H. Belo Corp. Class A.................................. 21,443    113,219
    Aaron's, Inc............................................. 61,802  1,832,429
    Abercrombie & Fitch Co. Class A..........................  9,837    491,850
   *Advance Auto Parts, Inc..................................  5,300    389,656
   *Aeropostale, Inc......................................... 25,947    351,063
   *AFC Enterprises, Inc.....................................  9,550    277,523
   *Aldila, Inc..............................................  1,927      7,631
    Ambassadors Group, Inc................................... 17,553     86,536
   *AMC Networks, Inc. Class A...............................  2,611    148,749
    Amcon Distributing Co....................................    438     31,919
   *American Apparel, Inc.................................... 39,246     55,729
   *American Eagle Outfitters, Inc........................... 95,199  1,923,972
   #American Greetings Corp. Class A......................... 21,500    344,000
   *American Public Education, Inc...........................  4,170    160,670
   *America's Car-Mart, Inc.................................. 10,824    431,012
    Ameristar Casinos, Inc................................... 17,244    456,966
   *ANN, Inc................................................. 17,170    529,523
   *Apollo Group, Inc. Class A...............................  1,600     32,352
    Arbitron, Inc............................................  6,700    314,230
   *Arctic Cat, Inc.......................................... 12,690    458,617
    Ark Restaurants Corp.....................................  3,403     59,723
   *Asbury Automotive Group, Inc............................. 29,653  1,054,461
   *Ascena Retail Group, Inc................................. 74,986  1,271,013
   *Ascent Capital Group, Inc. Class A....................... 13,641    869,068
   #Autoliv, Inc.............................................    575     37,835
   *AutoNation, Inc.......................................... 23,388  1,134,318
   *Ballantyne Strong, Inc................................... 13,009     46,572
   *Bally Technologies, Inc.................................. 16,084    774,605
  #*Barnes & Noble, Inc...................................... 66,229    883,495
    Bassett Furniture Industries, Inc........................ 10,687    148,763
    Beasley Broadcast Group, Inc. Class A....................  6,377     32,140
  #*Beazer Homes USA, Inc.................................... 16,707    314,426
    bebe stores, Inc......................................... 79,250    331,265
   *Bed Bath & Beyond, Inc...................................  4,900    287,630
    Belo Corp. Class A....................................... 95,888    812,171
   #Best Buy Co., Inc........................................ 25,712    418,077
    Big 5 Sporting Goods Corp................................ 22,886    317,429
  #*Big Lots, Inc............................................ 16,633    534,751
   *Biglari Holdings, Inc....................................  1,773    654,024
   *BJ's Restaurants, Inc.................................... 23,434    749,185
   *Blue Nile, Inc...........................................  1,591     53,283
   *Bluegreen Corp........................................... 32,000    307,200
   #Blyth, Inc............................................... 16,340    228,923
    Bob Evans Farms, Inc..................................... 29,333  1,298,572
   *Body Central Corp........................................  4,702     37,381
    Bon-Ton Stores, Inc. (The)............................... 16,943    212,635
  #*Books-A-Million, Inc..................................... 13,630     33,393
   *BorgWarner, Inc..........................................  7,200    534,096
    Bowl America, Inc. Class A...............................  2,839     36,297
  #*Boyd Gaming Corp......................................... 88,809    622,551
   *Bravo Brio Restaurant Group, Inc.........................  5,526     82,337
  #*Bridgepoint Education, Inc............................... 12,801    135,051
    Brinker International, Inc............................... 13,098    428,829
   *Brookfield Residential Properties, Inc...................  3,692     73,877
    Brown Shoe Co., Inc...................................... 47,280    815,107
    Brunswick Corp........................................... 58,855  2,128,197
   *Buckle, Inc. (The).......................................  9,525    445,579

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   *Buffalo Wild Wings, Inc................................   5,457 $   401,362
   *Build-A-Bear Workshop, Inc.............................  18,741      76,838
   *Cabela's, Inc..........................................  76,421   3,944,852
    Cablevision Systems Corp. Class A......................   1,206      17,656
   *Cache, Inc.............................................  12,659      31,268
    Callaway Golf Co.......................................  76,853     504,156
   *Cambium Learning Group, Inc............................  42,184      53,152
    Canterbury Park Holding Corp...........................   4,963      53,303
   *Capella Education Co...................................  13,153     359,340
   *Career Education Corp..................................  68,794     238,027
   *CarMax, Inc............................................  26,062   1,027,364
   *Carmike Cinemas, Inc...................................   7,123     113,612
    Carnival Corp..........................................  64,394   2,493,336
    Carriage Services, Inc.................................  20,067     280,537
   *Carrols Restaurant Group, Inc..........................  21,299     133,545
   *Carter's, Inc..........................................  28,571   1,720,831
   *Casual Male Retail Group, Inc..........................  48,783     223,914
   *Cato Corp. Class A (The)...............................  21,622     596,119
   *Cavco Industries, Inc..................................   7,578     392,995
    CBS Corp. Class A......................................   5,310     221,268
    CBS Corp. Class B...................................... 101,068   4,216,557
    CEC Entertainment, Inc.................................   7,444     245,354
   *Central European Media Enterprises, Ltd. Class A.......  18,425     108,892
   *Charles & Colvard, Ltd.................................  15,731      60,407
   *Charter Communications, Inc. Class A...................     317      24,716
  #*Cheesecake Factory, Inc. (The).........................  34,243   1,135,498
   *Cherokee, Inc..........................................   3,009      42,517
   *Chico's FAS, Inc.......................................  16,994     304,702
   *Children's Place Retail Stores, Inc. (The).............  22,289   1,110,884
   *Chipotle Mexican Grill, Inc............................   3,000     921,030
    Choice Hotels International, Inc.......................   6,175     222,547
   *Christopher & Banks Corp...............................  33,498     207,688
   *Chromcraft Revington, Inc..............................   2,820       1,974
    Churchill Downs, Inc...................................  16,397   1,060,230
   *Cinemark Holdings, Inc.................................  64,550   1,816,437
   *Citi Trends, Inc.......................................  15,568     201,450
   *Clear Channel Outdoor Holdings, Inc. Class A...........  32,196     241,470
   *Coast Distribution System, Inc. (The)..................   1,632       3,427
   *Cobra Electronics Corp.................................   7,586      30,723
  #*Coinstar, Inc..........................................  13,260     674,669
  #*Coldwater Creek, Inc...................................  13,828      52,408
    Collectors Universe, Inc...............................   4,583      55,133
   #Columbia Sportswear Co.................................  27,254   1,392,407
    Comcast Corp. Class A.................................. 304,418  11,592,237
    Comcast Corp. Special Class A..........................  83,059   3,050,757
  #*Conn's, Inc............................................  35,937   1,022,048
   *Cooper Tire & Rubber Co................................  53,922   1,372,854
    Core-Mark Holding Co., Inc.............................  12,310     617,100
   *Corinthian Colleges, Inc...............................  87,764     215,899
   *Cracker Barrel Old Country Store, Inc..................   6,835     443,045
   *Crocs, Inc.............................................  30,700     456,202
  #*Crown Media Holdings, Inc. Class A.....................  18,563      33,970
    CSS Industries, Inc....................................   4,800     109,008
    CTC Media, Inc.........................................  95,945   1,026,611
    Culp, Inc..............................................  11,988     209,790
   *Cumulus Media, Inc. Class A............................  14,274      46,390
   *Cybex International, Inc...............................   3,304       8,326
    D.R. Horton, Inc....................................... 155,647   3,682,608
    Dana Holding Corp......................................  67,200   1,080,576
   *Darden Restaurants, Inc................................   5,017     233,290
  #*Deckers Outdoor Corp...................................   4,800     191,760

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *dELiA*s, Inc............................................  18,616 $   19,174
   *Delta Apparel, Inc......................................  12,525    180,986
    Destination Maternity Corp..............................  12,750    290,317
  #*DeVry, Inc..............................................  11,322    284,975
 o#*DGSE Cos., Inc..........................................   3,503     20,072
   *Dick's Sporting Goods, Inc..............................   8,194    389,952
  #*Digital Generation, Inc.................................  28,875    289,039
    Dillard's, Inc. Class A.................................  62,205  5,250,724
   *DineEquity, Inc.........................................  17,026  1,247,325
   *DIRECTV.................................................  22,304  1,140,627
   *Discovery Communications, Inc. (25470F104)..............   5,091    353,214
   *Discovery Communications, Inc. (25470F203)..............   1,000     69,450
   *Discovery Communications, Inc. (25470F302)..............   4,083    260,128
   *Dixie Group, Inc. (The).................................   7,426     31,412
   *Dollar General Corp.....................................     500     23,110
   *Dollar Tree, Inc........................................  13,600    543,864
    Domino's Pizza, Inc.....................................  14,558    677,966
   *Dorman Products, Inc....................................  32,268  1,117,441
    Dover Downs Gaming & Entertainment, Inc.................  15,417     34,380
  #*DreamWorks Animation SKG, Inc. Class A..................  62,341  1,085,357
   *Drew Industries, Inc....................................  22,002    805,713
   *DSW, Inc. Class A.......................................  12,788    855,901
   *E.W. Scripps Co. Class A (The)..........................  49,185    540,543
   *EDCI Holdings, Inc......................................   2,070      7,100
  #*Education Management Corp...............................  47,218    204,454
    Educational Development Corp............................   3,287     12,984
    Einstein Noah Restaurant Group, Inc.....................  12,919    166,009
   *Emerson Radio Corp......................................  22,180     37,706
   *Emmis Communications Corp. Class A......................   5,300     10,070
   *Empire Resorts, Inc.....................................   2,566      5,260
   *Entercom Communications Corp. Class A...................  32,312    256,557
    Entravision Communications Corp. Class A................  40,982     77,046
    Escalade, Inc...........................................  11,212     61,554
   *Ethan Allen Interiors, Inc..............................  27,900    806,589
   *Ever-Glory International Group, Inc.....................   2,000      4,120
   *Exide Technologies......................................  82,430    283,559
    Expedia, Inc............................................  14,450    942,862
   *Express, Inc............................................   2,182     40,105
  #*FAB Universal Corp......................................   1,322      4,455
   *Family Dollar Stores, Inc...............................   8,607    488,017
   *Famous Dave's of America, Inc...........................   6,706     62,768
   *Federal-Mogul Corp......................................  64,517    602,589
   *Fiesta Restaurant Group, Inc............................  12,924    230,176
    Finish Line, Inc. Class A (The).........................  43,139    804,111
    Fisher Communications, Inc..............................   7,173    254,498
  #*Flanigan's Enterprises, Inc.............................     300      2,326
    Flexsteel Industries, Inc...............................   5,993    140,596
    Foot Locker, Inc........................................ 105,891  3,637,356
   *Ford Motor Co........................................... 103,911  1,345,647
   *Fossil, Inc.............................................  12,801  1,351,530
   *Frederick's of Hollywood Group, Inc.....................   3,900        975
    Fred's, Inc. Class A....................................  41,518    548,868
    Frisch's Restaurants, Inc...............................   5,689    103,938
   *Fuel Systems Solutions, Inc.............................  22,489    330,139
   *Full House Resorts, Inc.................................  15,960     51,391
   *Furniture Brands International, Inc.....................  50,500     69,690
   *Gaiam, Inc. Class A.....................................  17,607     57,575
   #GameStop Corp. Class A.................................. 124,160  2,880,512
    Gaming Partners International Corp......................   9,358     71,121
    Gannett Co., Inc........................................ 166,926  3,276,757
    Gap, Inc. (The).........................................  23,608    771,509

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ ----------
Consumer Discretionary -- (Continued)
  #*Garmin, Ltd............................................. 10,038 $  380,340
   *Geeknet, Inc............................................  1,266     19,395
   *General Motors Co....................................... 85,692  2,407,088
   *Genesco, Inc............................................ 20,728  1,291,976
    Gentex Corp............................................. 13,836    264,683
   *Gentherm, Inc........................................... 16,378    237,153
   *Genuine Parts Co........................................ 10,032    682,477
   *G-III Apparel Group, Ltd................................ 19,582    702,798
   *GNC Holdings, Inc. Class A..............................  1,500     53,910
   *Goodyear Tire & Rubber Co. (The)........................ 21,200    291,712
   *Gordmans Stores, Inc....................................    872     10,412
  #*Grand Canyon Education, Inc.............................  5,668    135,238
   *Gray Television, Inc.................................... 52,447    196,152
   *Gray Television, Inc. Class A...........................  2,300      7,912
   #Group 1 Automotive, Inc................................. 24,320  1,647,437
   *Guess?, Inc.............................................  3,771    102,156
   *H&R Block, Inc.......................................... 12,252    278,978
   *Hallwood Group, Inc. (The)..............................    880      8,153
  #*Hanesbrands, Inc........................................  7,900    296,092
   *Harley-Davidson, Inc.................................... 25,800  1,352,436
    Harman International Industries, Inc.................... 12,590    563,780
   *Harris Interactive, Inc.................................  4,286      5,315
    Harte-Hanks, Inc........................................ 62,518    512,022
  #*Hasbro, Inc.............................................  9,200    343,804
    Hastings Entertainment, Inc.............................  1,695      3,678
    Haverty Furniture Cos., Inc............................. 20,929    376,722
    Haverty Furniture Cos., Inc. Class A....................  1,796     32,454
   *Helen of Troy, Ltd...................................... 34,421  1,246,040
  #*hhgregg, Inc............................................ 34,055    288,786
   *Hibbett Sports, Inc.....................................  6,651    350,242
   *Hillenbrand, Inc........................................ 32,488    804,078
   *Hollywood Media Corp.................................... 11,210     14,685
   *Home Depot, Inc. (The).................................. 52,493  3,512,832
    Hooker Furniture Corp................................... 10,935    165,118
   *Hot Topic, Inc.......................................... 45,606    506,227
   *HSN, Inc................................................ 10,253    611,079
   *Hyatt Hotels Corp. Class A..............................  6,026    241,462
   *Iconix Brand Group, Inc................................. 76,732  1,845,405
   *International Game Technology...........................  1,600     24,592
    International Speedway Corp. Class A.................... 29,041    796,014
    Interpublic Group of Cos., Inc. (The)................... 44,149    534,644
  #*Interval Leisure Group, Inc............................. 27,192    538,402
   *iRobot Corp............................................. 11,711    267,948
   *Isle of Capri Casinos, Inc.............................. 36,851    259,063
  #*ITT Educational Services, Inc...........................  2,258     38,025
   #J.C. Penney Co., Inc.................................... 93,481  1,900,469
   *Jack in the Box, Inc.................................... 28,568    829,329
    Jaclyn, Inc.............................................    400      2,050
    JAKKS Pacific, Inc......................................  5,955     77,772
   *Jarden Corp............................................. 78,437  4,615,233
    John Wiley & Sons, Inc. Class B.........................  2,087     79,776
    Johnson Controls, Inc................................... 40,164  1,248,699
   *Johnson Outdoors, Inc. Class A.......................... 14,083    302,503
    Jones Group, Inc. (The)................................. 92,800  1,113,600
  #*Jos. A. Bank Clothiers, Inc............................. 22,503    912,272
   *Journal Communications, Inc. Class A.................... 51,347    281,382
  #*K12, Inc................................................ 17,693    326,613
   #KB Home................................................. 74,081  1,412,725
   *Kid Brands, Inc......................................... 33,024     54,490
   *Kirkland's, Inc......................................... 18,225    210,863
    Kohl's Corp............................................. 23,364  1,081,520

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Kona Grill, Inc.........................................   7,282 $   61,533
    Koss Corp...............................................   4,404     21,712
   *Krispy Kreme Doughnuts, Inc.............................  59,310    771,030
   *K-Swiss, Inc. Class A...................................  32,483    152,995
   *Lakeland Industries, Inc................................   5,597     27,481
   *Lamar Advertising Co. Class A...........................  10,244    436,804
   *Las Vegas Sands Corp....................................  19,359  1,069,585
    La-Z-Boy, Inc...........................................  53,633    838,820
   *LeapFrog Enterprises, Inc...............................  47,530    428,245
    Lear Corp...............................................   6,993    342,657
   *Learning Tree International, Inc........................  10,875     56,006
   *Lee Enterprises, Inc....................................  37,969     48,221
    Leggett & Platt, Inc....................................  32,695    962,541
   #Lennar Corp. Class A.................................... 134,243  5,576,454
    Lennar Corp. Class B Voting.............................  19,789    654,620
   *Libbey, Inc.............................................   8,069    151,536
   *Liberty Global, Inc. Class A............................   3,814    260,458
   *Liberty Global, Inc. Class B............................     104      7,072
   *Liberty Global, Inc. Class C............................  10,426    664,762
   *Liberty Interactive Corp. Class A....................... 267,922  5,696,022
   *Liberty Interactive Corp. Class B.......................   4,371     95,900
   *Liberty Media Corp. (531229102).........................  35,948  4,008,561
   *Liberty Media Corp. (531229201).........................     936    105,169
   *Liberty Ventures Series A...............................  15,974  1,192,146
   *Liberty Ventures Series B...............................     218     16,285
  #*Life Time Fitness, Inc..................................  34,630  1,756,780
    Lifetime Brands, Inc....................................  13,209    140,544
    Limited Brands, Inc.....................................   6,200    297,724
   *LIN TV Corp. Class A....................................  27,561    294,076
    Lincoln Educational Services Corp.......................  20,731    114,850
   *Lithia Motors, Inc. Class A.............................  23,275  1,007,109
   *Live Nation Entertainment, Inc.......................... 208,833  2,142,627
   *LKQ Corp................................................  62,498  1,399,330
   *Lowe's Cos., Inc........................................  66,542  2,541,239
   *Luby's, Inc.............................................  28,310    193,074
   *Lumber Liquidators Holdings, Inc........................   3,805    225,180
   *M/I Homes, Inc..........................................  21,500    585,660
    Mac-Gray Corp...........................................  14,033    169,378
    Macy's, Inc.............................................  76,588  3,025,992
   *Madison Square Garden Co. Class A (The).................  55,936  2,909,791
   *Maidenform Brands, Inc..................................  23,407    454,330
    Marcus Corp.............................................  21,011    279,446
    Marine Products Corp....................................  30,157    190,291
   *MarineMax, Inc..........................................  25,574    298,704
   *Marriott Vacations Worldwide Corp.......................   2,720    120,714
   *Martha Stewart Living Omnimedia Class A.................  40,187    116,944
   *Mattel, Inc.............................................  19,217    723,136
   *Matthews International Corp. Class A....................  21,943    718,853
  #*McClatchy Co. Class A (The).............................  64,577    188,565
   *McDonald's Corp.........................................   6,200    590,798
    MDC Holdings, Inc.......................................  47,401  1,863,807
  #*Media General, Inc. Class A.............................  21,300     90,738
    Men's Wearhouse, Inc. (The).............................  48,118  1,460,381
   #Meredith Corp...........................................  34,849  1,263,625
   *Meritage Homes Corp.....................................  31,380  1,388,251
  #*MGM Resorts International............................... 265,734  3,393,423
   *Modine Manufacturing Co.................................  48,927    414,901
   *Mohawk Industries, Inc..................................  54,426  5,532,947
   *Monarch Casino & Resort, Inc............................  17,648    182,833
  #*Monro Muffler Brake, Inc................................  20,712    750,189
   *Morgans Hotel Group Co..................................     278      1,498

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   #Morningstar, Inc........................................   3,175 $  214,916
  #*Motorcar Parts of America, Inc..........................  13,504     90,072
   *Movado Group, Inc.......................................  20,105    735,039
   *MTR Gaming Group, Inc...................................  24,911     99,644
   *Multimedia Games Holding Co., Inc.......................  19,081    323,232
    NACCO Industries, Inc. Class A..........................   6,974    454,426
   *Nathan's Famous, Inc....................................   5,206    214,852
   *National American University Holdings, Inc..............     579      2,258
   *National CineMedia, Inc.................................  14,188    216,793
   *Nautilus, Inc...........................................  29,587    160,066
   *Navarre Corp............................................  25,294     54,888
   *Netflix, Inc............................................   2,866    473,578
   *Nevada Gold & Casinos, Inc..............................   1,000        870
   *New York & Co., Inc.....................................  60,373    236,058
   *New York Times Co. Class A (The)........................ 141,264  1,251,599
   *Newell Rubbermaid, Inc..................................  18,588    436,446
    News Corp. Class A...................................... 118,700  3,292,738
    News Corp. Class B......................................  29,000    818,960
   *Nexstar Broadcasting Group, Inc. Class A................     477      6,859
   *NIKE, Inc. Class B......................................   2,400    129,720
   *Nobility Homes, Inc.....................................   2,463     12,684
   *Nordstrom, Inc..........................................     700     38,661
    Nutrisystem, Inc........................................  15,281    137,987
   *NVR, Inc................................................   1,000  1,029,660
   *Office Depot, Inc....................................... 294,662  1,275,886
    OfficeMax, Inc..........................................  90,838    979,234
   *Omnicom Group, Inc......................................   6,244    338,924
   *Orbitz Worldwide, Inc...................................  64,372    186,035
  #*Orchard Supply Hardware Stores Corp. Class A............   1,828     13,034
   *O'Reilly Automotive, Inc................................  18,013  1,668,904
   *Orient-Express Hotels, Ltd. Class A..................... 113,496  1,318,824
    Outdoor Channel Holdings, Inc...........................  27,293    210,702
  #*Overstock.com, Inc......................................   8,272    111,176
   *Oxford Industries, Inc..................................  14,497    715,862
   *P & F Industries, Inc. Class A..........................   2,014     17,119
   *Pacific Sunwear of California, Inc......................  60,704    120,194
   *Panera Bread Co. Class A................................   5,200    831,012
   *Papa John's International, Inc..........................   6,524    365,996
  #*Penn National Gaming, Inc...............................  34,583  1,682,809
   #Penske Automotive Group, Inc............................  78,768  2,593,043
    Pep Boys - Manny, Moe & Jack (The)......................  58,463    650,693
   *Perfumania Holdings, Inc................................   3,665     23,236
    Perry Ellis International, Inc..........................  17,492    337,596
    PetMed Express, Inc.....................................  19,102    249,090
   *PetSmart, Inc...........................................  13,036    852,685
    Pier 1 Imports, Inc.....................................  68,065  1,476,330
   *Pinnacle Entertainment, Inc.............................  52,422    815,162
   *Point.360...............................................   2,600      2,015
   *Polaris Industries, Inc.................................   9,939    865,588
   *Pool Corp...............................................  11,192    512,817
   *Priceline.com, Inc......................................   1,900  1,302,393
   *PulteGroup, Inc......................................... 226,172  4,690,807
    PVH Corp................................................  17,250  2,050,508
   *Q.E.P. Co., Inc.........................................   1,500     24,225
   *Quiksilver, Inc......................................... 178,954  1,170,359
    R.G. Barry Corp.........................................  18,234    243,971
   *Radio One, Inc. Class D.................................  39,577     53,825
   #RadioShack Corp.........................................  89,952    295,942
   *Ralph Lauren Corp.......................................   2,157    359,097
   *Reading International, Inc. Class A.....................  11,759     68,555
   *Red Lion Hotels Corp....................................  20,441    152,694

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Red Robin Gourmet Burgers, Inc..........................  16,700 $  617,399
   #Regal Entertainment Group Class A.......................  16,249    242,598
    Regis Corp..............................................  66,496  1,180,304
    Rent-A-Center, Inc......................................  61,056  2,178,478
   *Rentrak Corp............................................   4,777     97,833
   *Rick's Cabaret International, Inc.......................  10,061     84,714
   *Rocky Brands, Inc.......................................   7,186    101,466
    Ross Stores, Inc........................................  11,816    705,415
    Royal Caribbean Cruises, Ltd............................ 121,652  4,403,802
   *Ruby Tuesday, Inc.......................................  69,513    523,433
   *rue21, Inc..............................................   2,954     87,763
   *Ruth's Hospitality Group, Inc...........................  34,543    268,054
    Ryland Group, Inc. (The)................................  42,610  1,692,469
  #*Saks, Inc............................................... 163,743  1,770,062
    Salem Communications Corp. Class A......................  18,285    106,602
   *Sally Beauty Holdings, Inc..............................  17,750    471,085
    Scholastic Corp.........................................  26,776    794,176
   *School Specialty, Inc...................................  19,188      1,974
   *Scientific Games Corp. Class A..........................  87,041    773,794
   *Scripps Networks Interactive, Inc. Class A..............   5,300    327,381
  #*Sealy Corp..............................................  30,405     65,675
   #Sears Canada, Inc.......................................  15,617    148,362
  #*Sears Holdings Corp.....................................  36,464  1,711,985
   *Select Comfort Corp.....................................  14,500    319,290
    Service Corp. International............................. 200,775  2,997,571
   *SHFL Entertainment, Inc.................................  45,954    680,119
    Shiloh Industries, Inc..................................  16,466    178,656
    Shoe Carnival, Inc......................................  22,239    455,232
   *Shutterfly, Inc.........................................  29,705    982,641
    Signet Jewelers, Ltd. ADR...............................  14,985    937,761
   *Sinclair Broadcast Group, Inc. Class A..................  30,200    416,156
    Sirius XM Radio, Inc.................................... 127,228    399,496
    Six Flags Entertainment Corp............................  11,549    726,894
   *Skechers U.S.A., Inc. Class A...........................  42,109    800,071
   *Skyline Corp............................................   8,700     41,499
  #*Smith & Wesson Holding Corp.............................  57,911    498,035
  #*Sonic Automotive, Inc. Class A..........................  43,000  1,043,610
   *Sonic Corp..............................................  20,443    228,144
    Sotheby's...............................................  14,866    533,987
   *Spanish Broadcasting System, Inc. Class A...............   1,489      4,154
    Spartan Motors, Inc.....................................  36,992    209,745
    Speedway Motorsports, Inc...............................  47,584    778,474
   *Sport Chalet, Inc. Class A..............................   5,873     10,219
    Stage Stores, Inc.......................................  35,337    807,450
    Standard Motor Products, Inc............................  25,888    600,860
  #*Standard Pacific Corp................................... 118,490    983,467
   *Stanley Furniture Co., Inc..............................  13,731     63,849
   #Staples, Inc............................................  36,189    487,828
   *Starwood Hotels & Resorts Worldwide, Inc................  10,381    637,497
   *Starz - Liberty Capital (85571Q102).....................  35,948    573,011
   *Starz - Liberty Capital (85571Q201).....................     936     15,135
    Stein Mart, Inc.........................................  46,595    393,262
   *Steiner Leisure, Ltd....................................   9,659    435,138
   *Steinway Musical Instruments, Inc.......................  13,335    296,570
   *Steven Madden, Ltd......................................  18,281    842,388
    Stewart Enterprises, Inc. Class A.......................  77,343    638,080
   *Stoneridge, Inc.........................................  19,078    119,428
    Strattec Security Corp..................................   4,591    123,498
    Strayer Education, Inc..................................   2,934    166,945
   #Sturm Ruger & Co., Inc..................................  16,895    857,759
    Superior Industries International, Inc..................  29,581    599,607

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Superior Uniform Group, Inc.............................   9,577 $  108,507
    Systemax, Inc...........................................  34,554    338,284
   *Tandy Brands Accessories, Inc...........................   1,096      1,710
    Tandy Leather Factory, Inc..............................   6,870     39,640
    Target Corp.............................................  20,714  1,251,333
   *Tempur-Pedic International, Inc.........................   7,978    310,823
   *Tenneco, Inc............................................  11,900    416,024
  #*Tesla Motors, Inc.......................................     402     15,079
   *Texas Roadhouse, Inc....................................  51,500    905,885
    Thor Industries, Inc....................................  42,479  1,787,516
   *Tiffany & Co............................................   8,300    545,725
    Time Warner Cable, Inc..................................  29,552  2,640,176
    Time Warner, Inc........................................ 135,201  6,830,355
   *TJX Cos., Inc. (The)....................................  22,000    993,960
   *Toll Brothers, Inc...................................... 151,825  5,685,846
   *Town Sports International Holdings, Inc.................  11,460    120,674
   *Tractor Supply Co.......................................  20,000  2,073,400
    Trans World Entertainment Corp..........................   1,500      5,115
   *Trinity Place Holdings, Inc.............................   9,588     44,009
  #*TripAdvisor, Inc........................................  14,450    668,746
    True Religion Apparel, Inc..............................   7,300    173,083
   *TRW Automotive Holdings Corp............................  14,500    835,635
   *Tuesday Morning Corp....................................  44,074    370,222
   *Tupperware Brands Corp..................................   5,800    441,960
   *Ulta Salon Cosmetics & Fragrance, Inc...................  13,373  1,308,147
   *Under Armour, Inc. Class A..............................   5,666    288,229
   *Unifi, Inc..............................................  20,364    274,914
   *Universal Electronics, Inc..............................  14,586    278,593
    Universal Technical Institute, Inc......................  22,150    250,295
   *UQM Technologies, Inc...................................  24,036     17,666
   *Urban Outfitters, Inc...................................   5,900    252,461
   *US Auto Parts Network, Inc..............................  26,854     50,754
    V.F. Corp...............................................   3,263    481,554
   *Vail Resorts, Inc.......................................  34,827  1,840,607
  #*Valassis Communications, Inc............................  40,476  1,135,757
   #Value Line, Inc.........................................   3,839     37,162
   *Valuevision Media, Inc. Class A.........................  27,794     75,322
    Viacom, Inc. Class A....................................   1,129     71,330
   *Viacom, Inc. Class B....................................  15,300    923,355
   *Virgin Media, Inc.......................................   3,883    152,951
  #*Visteon Corp............................................   2,472    139,149
   *Vitacost.com, Inc.......................................   2,367     17,113
  #*Vitamin Shoppe, Inc.....................................   4,371    266,981
   *VOXX International Corp.................................  20,793    200,860
    Walking Co. Holdings, Inc. (The)........................     272      2,638
    Walt Disney Co. (The)................................... 118,253  6,371,472
   *Warnaco Group, Inc. (The)...............................  18,159  1,329,420
    Washington Post Co. Class B (The).......................   6,442  2,484,551
   #Weight Watchers International, Inc......................   6,975    372,953
   *Wells-Gardner Electronics Corp..........................   5,523     11,046
    Wendy's Co. (The)....................................... 416,568  2,141,160
   *West Marine, Inc........................................  24,769    296,733
   *Wet Seal, Inc. Class A (The)............................  97,453    272,868
    Weyco Group, Inc........................................   9,446    215,180
    Whirlpool Corp..........................................  40,667  4,692,158
    Wiley (John) & Sons, Inc. Class A.......................   7,484    286,637
   *Williams-Sonoma, Inc....................................  10,506    462,264
    Winmark Corp............................................   2,285    147,794
   *Winnebago Industries, Inc...............................  27,360    512,179
   *WMS Industries, Inc.....................................  51,627  1,277,768
    Wolverine World Wide, Inc...............................   8,330    358,190

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    World Wrestling Entertainment, Inc. Class A...........  12,783 $    109,422
    Wyndham Worldwide Corp................................  32,378    1,806,369
   *Wynn Resorts, Ltd.....................................   2,100      262,962
  #*Zagg, Inc.............................................   3,201       22,151
   *Zale Corp.............................................  41,647      204,903
  #*Zumiez, Inc...........................................  20,966      442,383
                                                                   ------------
Total Consumer Discretionary..............................          350,916,567
                                                                   ------------
Consumer Staples -- (4.9%)
    Alico, Inc............................................   7,844      341,763
   *Alliance One International, Inc.......................  88,445      320,171
    Altria Group, Inc.....................................  31,900    1,074,392
    Andersons, Inc. (The).................................  20,232      953,939
    Archer-Daniels-Midland Co.............................  99,264    2,832,002
    Arden Group, Inc. Class A.............................   1,288      120,557
    B&G Foods, Inc........................................  41,320    1,309,844
    Beam, Inc.............................................  76,533    4,694,534
   *Boston Beer Co., Inc. Class A (The)...................     567       79,573
   *Boulder Brands, Inc...................................  66,282      890,167
    Bridgford Foods Corp..................................   3,414       22,601
    Brown-Forman Corp. Class A............................   3,808      249,767
   *Brown-Forman Corp. Class B............................   3,078      199,147
    Bunge, Ltd............................................  77,927    6,207,665
    Calavo Growers, Inc...................................   9,009      224,414
  #*Cal-Maine Foods, Inc..................................  19,782      824,514
   *Casey's General Stores, Inc...........................  21,586    1,181,402
    CCA Industries, Inc...................................   4,700       22,090
  #*Central European Distribution Corp....................  30,000       64,500
   *Central Garden & Pet Co...............................  20,939      201,014
   *Central Garden & Pet Co. Class A......................  39,325      378,306
   *Chiquita Brands International, Inc....................  66,569      489,282
    Church & Dwight Co., Inc..............................  10,015      578,767
   *Coca-Cola Bottling Co. Consolidated...................   7,253      469,487
    Coca-Cola Enterprises, Inc............................  26,960      940,095
   #Coffee Holding Co., Inc...............................   1,900       13,452
    ConAgra Foods, Inc....................................  21,650      707,738
   *Constellation Brands, Inc. Class A....................  47,901    1,550,076
   *Constellation Brands, Inc. Class B....................   2,058       67,050
    Costco Wholesale Corp.................................  12,989    1,329,294
   *Craft Brew Alliance, Inc..............................  17,929      119,586
    CVS Caremark Corp..................................... 121,704    6,231,245
   *Darling International, Inc............................ 104,566    1,764,028
   *Dean Foods Co......................................... 117,300    2,147,763
   #Diamond Foods, Inc....................................  13,157      187,882
   *Dole Food Co., Inc....................................  99,093    1,103,896
   *Dr. Pepper Snapple Group, Inc.........................  11,225      505,911
   *Elizabeth Arden, Inc..................................  22,890      879,205
    Energizer Holdings, Inc...............................   6,412      557,908
   *Farmer Brothers Co....................................  17,123      230,133
    Flowers Foods, Inc....................................  29,976      805,755
    Fresh Del Monte Produce, Inc..........................  65,454    1,724,713
   *General Mills, Inc....................................  16,200      679,428
    Golden Enterprises, Inc...............................   5,537       19,103
   *Green Mountain Coffee Roasters, Inc...................   9,300      423,429
    Griffin Land & Nurseries, Inc.........................   4,473      134,637
   *Hain Celestial Group, Inc. (The)......................  44,460    2,533,775
   *Harbinger Group, Inc..................................   8,293       68,003
  #*Harris Teeter Supermarkets, Inc.......................  27,445    1,138,693
   #Herbalife, Ltd........................................   7,400      268,768
   *Hillshire Brands Co...................................   7,100      219,958
  #*Hormel Foods Corp.....................................  18,128      627,410

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Staples -- (Continued)
   *IGI Labratories, Inc....................................   1,128 $    1,320
    Ingles Markets, Inc. Class A............................  14,627    280,692
    Ingredion, Inc..........................................  16,501  1,090,221
    Inter Parfums, Inc......................................  31,754    689,379
   *Inventure Foods, Inc....................................     771      5,497
   *J & J Snack Foods Corp..................................  15,421  1,050,941
    J.M. Smucker Co. (The)..................................  27,782  2,462,319
    John B. Sanfilippo & Son, Inc...........................   8,141    150,039
    Kraft Foods Group, Inc..................................  39,110  1,807,664
   *Kroger Co. (The)........................................  17,415    482,396
   *Lancaster Colony Corp...................................   8,100    578,826
    Lifeway Foods, Inc......................................   4,839     50,084
    Limoneira Co............................................      88      1,914
   *Mannatech, Inc..........................................   2,569     15,542
    McCormick & Co., Inc. Non-Voting........................   8,162    508,901
    McCormick & Co., Inc. Voting............................   1,064     66,367
   *Medifast, Inc...........................................   9,480    232,544
    MGP Ingredients, Inc....................................  17,301     64,533
   #Molson Coors Brewing Co. Class A........................     534     24,241
    Molson Coors Brewing Co. Class B........................  84,945  3,837,815
    Mondelez International, Inc. Class A.................... 254,500  7,072,555
  #*Monster Beverage Corp...................................   2,400    114,960
    Nash Finch Co...........................................  13,620    282,887
    National Beverage Corp..................................  27,000    372,870
   *Natural Alternatives International, Inc.................   4,748     24,737
   #Nu Skin Enterprises, Inc. Class A.......................  18,507    783,957
    Nutraceutical International Corp........................  11,692    205,545
    Oil-Dri Corp. of America................................   6,773    187,951
   *Omega Protein Corp......................................  21,434    148,109
    Orchids Paper Products Co...............................   4,394     96,360
   *Overhill Farms, Inc.....................................  14,067     63,724
   *Pantry, Inc. (The)......................................  24,989    312,362
   *PepsiCo, Inc............................................   9,195    669,856
    Philip Morris International, Inc........................  36,900  3,253,104
   *Pilgrim's Pride Corp....................................  98,915    835,832
   *Post Holdings, Inc......................................  37,180  1,412,468
   *Prestige Brands Holdings, Inc...........................  65,760  1,410,552
   #PriceSmart, Inc.........................................   8,282    637,797
    Procter & Gamble Co. (The)..............................  91,517  6,878,418
    Reliv' International, Inc...............................   4,579      5,770
   *Revlon, Inc. Class A....................................  13,564    213,633
  #*Reynolds American, Inc..................................  11,374    500,229
    Rocky Mountain Chocolate Factory, Inc...................   5,450     66,436
   #Safeway, Inc............................................  51,128    984,214
   *Sanderson Farms, Inc....................................  19,913  1,005,208
   *Seneca Foods Corp. Class A..............................   9,936    298,179
   *Seneca Foods Corp. Class B..............................   1,251     37,668
   *Smithfield Foods, Inc................................... 152,688  3,559,157
    Snyders-Lance, Inc......................................  63,479  1,614,271
    Spartan Stores, Inc.....................................  25,456    413,405
   *Spectrum Brands Holdings, Inc...........................  52,744  2,670,956
   #SUPERVALU, Inc.......................................... 180,087    704,140
   *Susser Holdings Corp....................................  22,694    949,971
   *Tofutti Brands, Inc.....................................     799      1,198
   #Tootsie Roll Industries, Inc............................  23,186    628,341
   *TreeHouse Foods, Inc....................................  29,790  1,576,785
    Tyson Foods, Inc. Class A............................... 164,162  3,631,263
   *United Natural Foods, Inc...............................  13,114    707,894
    United-Guardian, Inc....................................   1,872     41,577
   #Universal Corp..........................................  26,112  1,419,971
   *USANA Health Sciences, Inc..............................   9,355    331,635

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    Vector Group, Ltd.....................................  17,948 $    278,912
    Village Super Market, Inc. Class A....................   7,226      231,160
    Walgreen Co...........................................  34,175    1,365,633
   *Wal-Mart Stores, Inc..................................  58,500    4,092,075
   *WD-40 Co..............................................   8,342      445,630
    Weis Markets, Inc.....................................  25,198    1,014,471
   *Whole Foods Market, Inc...............................   4,669      449,391
                                                                   ------------
Total Consumer Staples....................................          118,113,284
                                                                   ------------
Energy -- (10.4%)
  #*Abraxas Petroleum Corp................................  18,724       40,257
    Adams Resources & Energy, Inc.........................   4,701      167,779
    Alon USA Energy, Inc..................................  50,708      994,891
   *Alpha Natural Resources, Inc.......................... 107,084      948,764
    Anadarko Petroleum Corp...............................  72,636    5,812,333
    Apache Corp...........................................  55,888    4,681,179
   *Approach Resources, Inc...............................  28,368      754,305
   *Arch Coal, Inc........................................ 229,682    1,635,336
   *Atwood Oceanics, Inc..................................  23,935    1,263,050
    Baker Hughes, Inc.....................................  66,277    2,963,907
   *Barnwell Industries, Inc..............................   7,497       25,865
  #*Basic Energy Services, Inc............................  43,900      567,627
   #Berry Petroleum Co. Class A...........................  33,301    1,226,143
  #*Bill Barrett Corp.....................................  51,800      827,246
  #*BioFuel Energy Corp...................................   1,761        8,136
  o*Black Ridge Oil & Gas, Inc............................   4,665        3,172
    Bolt Technology Corp..................................   8,848      131,835
   *BPZ Resources, Inc.................................... 125,087      394,024
    Bristow Group, Inc....................................  41,007    2,336,579
   *C&J Energy Services, Inc..............................  47,008    1,076,953
    Cabot Oil & Gas Corp..................................  19,100    1,008,098
   *Cal Dive International, Inc........................... 100,880      191,672
   *Callon Petroleum Co...................................  39,574      203,806
   *Cameron International Corp............................  15,338      971,049
   *CARBO Ceramics, Inc...................................   4,831      387,011
   *Carrizo Oil & Gas, Inc................................  26,444      568,017
   *Cheniere Energy, Inc..................................   7,686      163,174
   #Chesapeake Energy Corp................................ 257,059    5,187,451
    Chevron Corp.......................................... 154,725   17,816,584
    Cimarex Energy Co.....................................  38,738    2,473,809
   *Clayton Williams Energy, Inc..........................  10,780      429,583
  #*Clean Energy Fuels Corp...............................  52,155      668,106
   *Cloud Peak Energy, Inc................................  63,861    1,118,206
   *Cobalt International Energy, Inc......................   5,775      139,813
   *Comstock Resources, Inc...............................  51,891      757,090
   *Concho Resources, Inc.................................   9,700      884,834
    ConocoPhillips........................................ 175,685   10,189,730
    CONSOL Energy, Inc....................................   8,571      268,615
    Contango Oil & Gas Co.................................  14,836      636,909
   *Continental Resources, Inc............................     545       45,300
   *Crimson Exploration, Inc..............................  46,674      142,822
    Crosstex Energy, Inc..................................  49,305      833,254
   *Dawson Geophysical Co.................................   8,719      232,972
    Delek US Holdings, Inc................................  54,235    1,842,363
   *Denbury Resources, Inc................................ 215,040    4,006,195
    Devon Energy Corp.....................................  57,923    3,312,616
    DHT Holdings, Inc.....................................  10,435       47,584
   #Diamond Offshore Drilling, Inc........................  10,044      754,204
   *Double Eagle Petroleum Co.............................  10,474       53,208
   *Dresser-Rand Group, Inc...............................   9,100      555,555
   *Dril-Quip, Inc........................................   7,700      624,393

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   *Emerald Oil, Inc.......................................     666 $     3,963
  #*Endeavour International Corp...........................  48,225     262,344
    Energen Corp...........................................   6,161     296,591
    Energy XXI (Bermuda), Ltd..............................  13,722     429,773
   *ENGlobal Corp..........................................  25,261      16,420
    EOG Resources, Inc.....................................  19,307   2,412,989
   *EPL Oil & Gas, Inc.....................................  41,163   1,006,847
   *Evolution Petroleum Corp...............................  11,083     104,291
   #EXCO Resources, Inc....................................  38,060     243,965
   *Exterran Holdings, Inc.................................  70,670   1,642,371
    Exxon Mobil Corp....................................... 179,573  16,156,183
   *FieldPoint Petroleum Corp..............................   3,945      15,760
   *FMC Technologies, Inc..................................   3,200     151,520
   *Forest Oil Corp........................................  66,600     463,536
   *FX Energy, Inc.........................................  17,092      68,197
   *Geospace Technologies Corp.............................   7,136     643,382
  #*Gevo, Inc..............................................   8,936      20,553
   *Global Geophysical Services, Inc.......................  36,440     139,201
  #*GMX Resources, Inc.....................................   3,824      25,200
   *Green Plains Renewable Energy, Inc.....................  36,643     286,182
    Gulf Island Fabrication, Inc...........................  15,729     365,227
    Gulfmark Offshore, Inc. Class A........................  29,271   1,017,460
   *Gulfport Energy Corp...................................  20,422     842,816
   *Halcon Resources Corp..................................  45,581     348,239
  #*Harvest Natural Resources, Inc.........................  41,669     386,688
  #*Heckmann Corp.......................................... 159,853     613,836
   *Helix Energy Solutions Group, Inc...................... 115,965   2,750,690
    Helmerich & Payne, Inc.................................  55,350   3,561,219
   *Hercules Offshore, Inc................................. 172,813   1,137,110
    Hess Corp..............................................  46,281   3,108,232
   *HKN, Inc...............................................     308      25,718
    HollyFrontier Corp..................................... 109,681   5,727,542
   *Hornbeck Offshore Services, Inc........................  39,048   1,437,357
   *Houston American Energy Corp...........................   1,980         497
   *Infinity Energy Resources, Inc.........................   4,626      10,408
   *ION Geophysical Corp................................... 105,637     718,332
  #*James River Coal Co....................................  38,132     114,777
   *Key Energy Services, Inc............................... 115,460     938,690
    Kinder Morgan, Inc.....................................  16,122     603,930
   *Kodiak Oil & Gas Corp..................................  32,486     298,871
   *Lone Pine Resources, Inc...............................   3,544       4,076
  #*Lucas Energy, Inc......................................  15,775      25,240
   *Lufkin Industries, Inc.................................   7,702     446,023
  #*Magnum Hunter Resources Corp........................... 144,058     581,994
    Marathon Oil Corp...................................... 108,492   3,646,416
    Marathon Petroleum Corp................................  38,015   2,821,093
   *Matrix Service Co......................................  30,034     428,886
   *McDermott International, Inc........................... 100,005   1,217,061
   *McMoran Exploration Co.................................  31,645     500,307
   *Mexco Energy Corp......................................   1,236       8,714
  #*Miller Energy Resources, Inc...........................     736       2,966
   *Mitcham Industries, Inc................................  13,274     196,721
    Murphy Oil Corp........................................ 106,439   6,335,249
   *Nabors Industries, Ltd................................. 153,732   2,562,712
    National Oilwell Varco, Inc............................  29,500   2,187,130
   *Natural Gas Services Group, Inc........................  13,910     253,023
   *Newfield Exploration Co................................  73,031   2,154,414
   *Newpark Resources, Inc.................................  94,447     814,133
    Noble Corp............................................. 132,760   5,376,780
    Noble Energy, Inc......................................  12,333   1,329,374
   #Nordic American Tankers, Ltd...........................  27,665     239,026

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Energy -- (Continued)
   *Northern Oil & Gas, Inc...............................  27,739 $  458,803
   *Oasis Petroleum, Inc..................................     453     16,254
    Occidental Petroleum Corp.............................  43,293  3,821,473
   *Oceaneering International, Inc........................   7,200    455,112
   *Oil States International, Inc.........................  15,825  1,227,704
  o*Overseas Shipholding Group, Inc.......................  31,761     31,761
    Panhandle Oil & Gas, Inc. Class A.....................   8,087    231,207
   *Parker Drilling Co.................................... 128,659    723,064
   #Patterson-UTI Energy, Inc............................. 143,203  2,912,749
   *PDC Energy, Inc.......................................  33,769  1,250,466
   *Peabody Energy Corp................................... 145,232  3,652,585
    Penn Virginia Corp....................................  46,847    200,974
   *PetroQuest Energy, Inc................................  68,290    351,011
   *PHI, Inc. Non-Voting..................................  13,087    433,049
   *PHI, Inc. Voting......................................   1,053     35,423
    Phillips 66...........................................  91,273  5,528,406
   *Pioneer Energy Services Corp..........................  74,145    562,019
    Pioneer Natural Resources Co..........................  20,162  2,369,841
   *Plains Exploration & Production Co.................... 108,738  5,192,240
   *PostRock Energy Corp..................................   1,100      1,771
   *Pyramid Oil Co........................................   3,478     14,816
    QEP Resources, Inc....................................  86,505  2,538,922
  #*Quicksilver Resources, Inc............................  18,305     50,156
    Range Resources Corp..................................  10,900    732,153
   *REX American Resources Corp...........................  14,600    318,864
   *Rex Energy Corp.......................................  47,476    623,360
   *RigNet, Inc...........................................     452      9,682
   *Rosetta Resources, Inc................................  23,527  1,247,402
   *Rowan Cos. P.L.C. Class A............................. 112,978  3,895,481
  #*Royale Energy, Inc....................................   3,000      8,100
   #RPC, Inc..............................................  72,669  1,087,855
  #*SandRidge Energy, Inc................................. 153,765  1,088,656
    Schlumberger, Ltd.....................................  41,850  3,266,392
    SEACOR Holdings, Inc..................................  22,691  2,064,200
   *SemGroup Corp. Class A................................  35,769  1,543,790
    Ship Finance International, Ltd.......................  75,806  1,278,089
   *SM Energy Co..........................................  18,884  1,098,293
   *Southwestern Energy Co................................  13,062    448,027
    Spectra Energy Corp...................................   1,600     44,448
   *Steel Excel, Inc......................................  11,536    294,745
   *Stone Energy Corp.....................................  46,911  1,055,498
   *Superior Energy Services, Inc......................... 139,877  3,492,729
   *Swift Energy Co.......................................  45,809    690,342
   *Synergy Resources Corp................................  25,913    160,661
   *Syntroleum Corp.......................................     822        395
   *Targa Resources Corp..................................   1,115     67,301
    Teekay Corp...........................................  61,537  2,164,872
   *Tesco Corp............................................  40,432    488,823
    Tesoro Corp........................................... 131,157  6,386,034
   *TETRA Technologies, Inc...............................  67,261    571,718
    TGC Industries, Inc...................................  18,658    169,788
   #Tidewater, Inc........................................  49,266  2,422,409
    Transocean, Ltd.......................................  55,689  3,158,123
   *Triangle Petroleum Corp...............................  48,277    303,662
  #*Ultra Petroleum Corp..................................   4,361     79,457
   *Unit Corp.............................................  46,502  2,238,141
   *Uranium Energy Corp...................................  14,048     31,608
   *USEC, Inc............................................. 117,103     66,339
   *VAALCO Energy, Inc....................................  63,631    540,227
    Valero Energy Corp.................................... 121,620  5,318,443
   *Verenium Corp.........................................   3,057      7,215

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
  #*W&T Offshore, Inc.....................................  62,102 $  1,092,995
   *Warren Resources, Inc.................................  75,596      229,056
   *Weatherford International, Ltd........................ 113,248    1,511,861
   #Western Refining, Inc.................................  94,206    3,168,148
   *Westmoreland Coal Co..................................   2,630       26,405
   *Whiting Petroleum Corp................................  48,693    2,316,813
   *Willbros Group, Inc...................................  49,946      326,647
    World Fuel Services Corp..............................  27,654    1,192,164
   *ZaZa Energy Corp......................................   1,428        2,328
  #*Zion Oil & Gas, Inc...................................  10,155        8,632
                                                                   ------------
Total Energy..............................................          252,299,826
                                                                   ------------
Financials -- (22.0%)
   *1st Constitution Bancorp..............................   2,518       22,661
    1st Source Corp.......................................  25,865      584,549
    1st United Bancorp, Inc...............................  25,437      163,306
    Access National Corp..................................   8,706      135,030
    ACE, Ltd..............................................  45,435    3,876,969
   *Affiliated Managers Group, Inc........................   3,792      545,783
    Aflac, Inc............................................  21,967    1,165,569
   *Alexander & Baldwin, Inc..............................  37,514    1,260,470
   *Allegheny Corp........................................   8,498    3,064,294
    Alliance Bancorp, Inc. of Pennsylvania................   3,932       51,116
    Alliance Financial Corp...............................   4,463      199,094
    Allied World Assurance Co. Holdings Ltd...............  33,779    2,865,473
    Allstate Corp. (The)..................................  86,740    3,807,886
    Alterra Capital Holdings, Ltd.........................  89,268    2,719,996
   *Altisource Asset Management Corp......................   1,120      140,840
   *Altisource Portfolio Solutions SA.....................  11,202      984,320
   *Altisource Residential Corp. Class B..................   3,734       67,212
   *American Capital, Ltd................................. 305,835    4,085,956
   #American Equity Investment Life Holding Co............  67,877      914,982
   *American Express Co...................................   9,290      546,345
    American Financial Group, Inc......................... 127,737    5,436,487
   *American Independence Corp............................   3,056       14,699
   *American International Group, Inc.....................  27,224    1,029,884
    American National Bankshares, Inc.....................   5,991      121,258
    American National Insurance Co........................  21,779    1,681,557
   *American River Bankshares.............................   4,649       33,984
   *American Safety Insurance Holdings, Ltd...............   9,968      199,161
   *American Spectrum Realty, Inc.........................     400        1,160
    Ameriprise Financial, Inc.............................  68,100    4,516,392
   *Ameris Bancorp........................................  24,545      325,467
   *AMERISAFE, Inc........................................  19,365      554,614
   *AmeriServ Financial, Inc..............................  17,822       53,110
   #AmTrust Financial Services, Inc.......................  56,627    1,882,281
    Aon P.L.C.............................................  21,179    1,222,875
   *Arch Capital Group, Ltd...............................  68,095    3,160,970
    Argo Group International Holdings, Ltd................  31,659    1,142,573
   #Arrow Financial Corp..................................  12,850      313,540
    Aspen Insurance Holdings, Ltd.........................  67,802    2,312,726
   *Asset Acceptance Capital Corp.........................  29,746      159,736
    Associated Banc-Corp.................................. 157,219    2,243,515
    Assurant, Inc.........................................  86,200    3,296,288
    Assured Guaranty, Ltd................................. 162,765    2,950,929
    Asta Funding, Inc.....................................  12,881      121,983
    Astoria Financial Corp................................ 101,233      986,009
    Atlantic American Corp................................   5,179       17,246
   *Atlantic Coast Financial Corp.........................   1,357        4,736
  #*Atlanticus Holdings Corp..............................  19,831       63,658
    Auburn National Bancorporation, Inc...................   1,260       26,788

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *AV Homes, Inc........................................    11,482 $   170,967
    Axis Capital Holdings, Ltd...........................    65,801   2,518,204
    Baldwin & Lyons, Inc. Class A........................     1,285      32,703
    Baldwin & Lyons, Inc. Class B........................    10,961     270,737
    Bancfirst Corp.......................................    14,665     599,798
   *Bancorp, Inc. (The)..................................    37,073     436,720
    BancorpSouth, Inc....................................    95,108   1,379,066
   *BancTrust Financial Group, Inc.......................    12,317      35,103
    Bank Mutual Corp.....................................    46,438     238,227
    Bank of America Corp................................. 1,263,850  14,306,782
    Bank of Commerce Holdings............................     5,615      27,570
  #*Bank of Hawaii Corp..................................    11,564     556,113
    Bank of Kentucky Financial Corp......................     4,629     121,511
    Bank of New York Mellon Corp. (The)..................   163,628   4,444,136
   *Bank of the Ozarks, Inc..............................    28,120   1,021,318
    BankFinancial Corp...................................    23,259     175,605
    Banner Corp..........................................    20,034     605,027
    Bar Harbor Bankshares................................     3,701     130,645
    BB&T Corp............................................   102,589   3,106,395
    BBCN Bancorp, Inc....................................    74,767     903,933
   *BBX Capital Corp. Class A............................     6,124      47,522
    BCB Bancorp, Inc.....................................     7,110      67,687
   *BCSB Bancorp, Inc....................................     1,425      22,301
   *Beneficial Mutual Bancorp, Inc.......................    70,097     656,108
    Berkshire Bancorp, Inc...............................     2,025      16,888
    Berkshire Hills Bancorp, Inc.........................    23,693     573,371
    BGC Partners, Inc. Class A...........................       818       3,264
    BlackRock, Inc.......................................    14,303   3,379,513
   *BofI Holding, Inc....................................    11,580     370,097
    BOK Financial Corp...................................    14,622     819,563
    Boston Private Financial Holdings, Inc...............    78,648     727,494
    Bridge Bancorp, Inc..................................     3,763      76,916
   *Bridge Capital Holdings..............................     6,459     101,342
    Brookline Bancorp, Inc...............................    73,986     651,817
    Brown & Brown, Inc...................................    38,662   1,057,019
    Bryn Mawr Bank Corp..................................    12,410     287,167
    C&F Financial Corp...................................     1,936      78,679
    Calamos Asset Management, Inc. Class A...............    22,334     232,720
    California First National Bancorp....................     6,388     103,486
   *Camco Financial Corp.................................     3,400       9,554
    Camden National Corp.................................     7,926     267,502
    Cape Bancorp, Inc....................................     4,109      37,351
   *Capital Bank Financial Corp. Class A.................     1,791      27,707
  #*Capital City Bank Group, Inc.........................    16,811     188,283
    Capital One Financial Corp...........................    70,527   3,972,081
    Capital Properties, Inc. Class A.....................       154       1,101
   oCapital Properties, Inc. Class B.....................       154          --
  o*Capital Propertys, Inc...............................       277         499
    Capital Southwest Corp...............................     3,542     382,005
    CapitalSource, Inc...................................   301,246   2,443,105
    Capitol Federal Financial, Inc.......................   149,561   1,757,342
    Cardinal Financial Corp..............................    30,319     495,412
   *Carolina Bank Holdings, Inc..........................     1,000       9,040
   *Carrollton Bancorp...................................       627       3,539
    Cash America International, Inc......................    25,610   1,226,975
    Cathay General Bancorp...............................    91,966   1,785,060
   *CBRE Group, Inc. Class A.............................     2,800      60,424
    Center Bancorp, Inc..................................    16,007     191,764
    Centerstate Banks, Inc...............................    25,680     227,268
   *Central Pacific Financial Corp.......................     5,244      84,481
    Century Bancorp, Inc. Class A........................     2,971      99,023

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    CFS Bancorp, Inc........................................   1,879 $   13,961
    Charles Schwab Corp. (The)..............................  17,612    291,126
    Charter Financial Corp..................................     243      2,760
    Chemical Financial Corp.................................  29,380    714,228
   *Chicopee Bancorp, Inc...................................   5,278     84,606
    Chubb Corp. (The).......................................  37,508  3,012,267
    Cincinnati Financial Corp...............................  97,478  4,136,966
   *CIT Group, Inc.......................................... 107,054  4,533,737
    Citigroup, Inc.......................................... 207,090  8,730,914
   *Citizens Community Bancorp, Inc.........................   3,663     23,187
   *Citizens First Corp.....................................   1,000      9,340
    Citizens Holding Co.....................................   2,106     39,919
   *Citizens Republic Bancorp, Inc..........................     955     19,501
   *Citizens, Inc...........................................  49,580    496,296
   #City Holding Co.........................................  16,234    613,483
    City National Corp......................................  42,958  2,275,056
    CKX Lands, Inc..........................................   1,400     21,630
    Clifton Savings Bancorp, Inc............................  25,172    293,002
    CME Group, Inc..........................................  45,660  2,640,974
    CNA Financial Corp......................................  83,379  2,597,256
    CNB Financial Corp......................................   7,760    131,842
    CNO Financial Group, Inc................................ 264,496  2,716,374
    CoBiz Financial, Inc....................................  38,295    312,487
    Codorus Valley Bancorp, Inc.............................   1,930     30,396
    Cohen & Steers, Inc.....................................   5,916    194,577
   *Colonial Financial Services, Inc........................   2,714     36,503
   *Colony Bankcorp, Inc....................................   3,099     17,014
    Columbia Banking System, Inc............................  42,257    853,591
    Comerica, Inc........................................... 102,535  3,523,103
    Commerce Bancshares, Inc................................  23,573    885,166
    Commercial National Financial Corp......................   1,413     30,556
    Community Bank System, Inc..............................  37,275  1,058,610
   *Community Bankers Trust Corp............................   1,472      4,416
    Community Trust Bancorp, Inc............................  16,142    544,147
   *Community West Bancshares...............................   2,000      8,500
    Consolidated-Tokoma Land Co.............................   5,746    206,799
   *Consumer Portfolio Services, Inc........................   8,702     59,870
   *Cowen Group, Inc. Class A...............................  66,582    177,108
    Crawford & Co. Class A..................................  28,328    142,773
    Crawford & Co. Class B..................................  14,955    108,723
   *Credit Acceptance Corp..................................   8,643    860,584
    Cullen/Frost Bankers, Inc...............................  29,396  1,731,130
    CVB Financial Corp......................................  99,463  1,094,093
   *DFC Global Corp.........................................  40,321    776,582
   *Diamond Hill Investment Group, Inc......................     900     65,106
    Dime Community Bancshares, Inc..........................  36,882    509,340
    Discover Financial Services.............................  20,550    788,914
    Donegal Group, Inc. Class A.............................  20,591    270,772
    Donegal Group, Inc. Class B.............................   3,821     72,064
   *Doral Financial Corp....................................  15,659     10,319
    Duff & Phelps Corp. Class A.............................  15,559    247,232
   *E*Trade Financial Corp.................................. 235,992  2,503,875
    Eagle Bancorp Montana, Inc..............................     514      5,443
    East West Bancorp, Inc.................................. 117,718  2,760,487
    Eastern Insurance Holdings, Inc.........................   8,465    155,417
   *Eastern Virginia Bankshares, Inc........................   2,937     17,974
   *Eaton Vance Corp........................................   1,500     54,300
   *ECB Bancorp, Inc........................................   1,170     17,503
   *eHealth, Inc............................................  19,926    485,597
    EMC Insurance Group, Inc................................  12,475    311,376
    Employers Holdings, Inc.................................  38,273    815,598

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Encore Capital Group, Inc...............................  23,201 $  698,118
    Endurance Specialty Holdings, Ltd.......................  59,160  2,539,147
   *Enstar Group, Ltd.......................................  12,399  1,525,821
    Enterprise Bancorp, Inc.................................   5,554     95,695
    Enterprise Financial Services Corp......................  16,357    219,347
    Epoch Holding Corp......................................   7,601    212,828
    Erie Indemnity Co. Class A..............................   9,946    709,548
    ESB Financial Corp......................................  13,101    182,628
    ESSA Bancorp, Inc.......................................  16,415    180,729
    Evans Bancorp, Inc......................................   2,412     41,197
   *Evercore Partners, Inc. Class A.........................   5,577    213,711
    Everest Re Group, Ltd...................................  26,993  3,126,059
   *Ezcorp, Inc. Class A....................................  25,874    574,403
   *Farmers Capital Bank Corp...............................   5,212     78,858
    FBL Financial Group, Inc. Class A.......................  32,494  1,135,015
    Federal Agricultural Mortgage Corp. Class A.............     987     25,578
    Federal Agricultural Mortgage Corp. Class C.............   9,329    320,078
    Federated National Holding Co...........................   6,300     35,973
    Fidelity National Financial, Inc. Class A............... 187,838  4,714,734
   *Fidelity Southern Corp..................................   9,461    105,865
    Fifth Third Bancorp..................................... 196,094  3,194,371
    Financial Institutions, Inc.............................  13,170    264,585
   *First Acceptance Corp...................................  27,407     33,985
    First Advantage Bancorp.................................   2,902     36,884
    First American Financial Corp........................... 102,745  2,454,578
    First Bancorp...........................................  15,597    198,082
    First Bancorp, Inc......................................   9,162    151,723
   *First Bancshares, Inc...................................     700      5,162
    First Bancshares, Inc. (The)............................     222      2,287
    First Busey Corp........................................  85,457    387,975
    First Business Financial Services, Inc..................   2,134     51,557
   *First California Financial Group, Inc...................  26,916    215,866
   *First Cash Financial Services, Inc......................  10,205    544,029
    First Citizens BancShares, Inc. Class A.................   8,661  1,510,132
    First Commonwealth Financial Corp....................... 108,265    765,434
    First Community Bancshares, Inc.........................  16,247    259,140
    First Defiance Financial Corp...........................   9,065    185,651
  #*First Federal Bancshares of Arkansas, Inc...............   5,224     51,456
   *First Federal of Northern Michigan Bancorp, Inc.........     800      3,840
    First Financial Bancorp.................................  54,500    833,305
   #First Financial Bankshares, Inc.........................  17,754    728,979
    First Financial Corp....................................  13,376    403,554
    First Financial Holdings, Inc...........................  14,832    224,705
   *First Financial Northwest, Inc..........................  16,619    134,780
  #*First Financial Service Corp............................   1,670      4,609
   #First Horizon National Corp............................. 246,889  2,520,737
    First Interstate BancSystem, Inc........................   2,983     51,397
    First M&F Corp..........................................   5,935     48,786
   *First Marblehead Corp. (The)............................  14,664     14,233
    First Merchants Corp....................................  28,106    422,995
    First Midwest Bancorp, Inc..............................  75,891    961,539
    First Niagara Financial Group, Inc...................... 306,675  2,404,332
    First Pactrust Bancorp, Inc.............................  10,072    118,447
   *First Place Financial Corp..............................  10,608         53
   *First South Bancorp, Inc................................   7,807     47,154
   *First United Corp.......................................   3,697     30,389
    First West Virginia Bancorp.............................     796     12,426
    Firstbank Corp..........................................   5,196     60,741
   *FirstCity Financial Corp................................   7,735     76,112
   #FirstMerit Corp......................................... 111,313  1,695,297
   *Flagstar Bancorp, Inc...................................   1,026     16,139

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Flushing Financial Corp.................................  32,847 $  520,296
   #FNB Corp................................................ 154,905  1,795,349
   *FNB United Corp.........................................       1         11
   *Forest City Enterprises, Inc. Class A...................  57,405    970,719
   *Forest City Enterprises, Inc. Class B...................   8,417    142,794
   *Forestar Group, Inc.....................................  36,513    694,842
    Fox Chase Bancorp, Inc..................................  19,210    330,604
   *Franklin Resources, Inc.................................   3,467    474,563
    Fulton Financial Corp................................... 190,574  2,075,351
    FXCM, Inc. Class A......................................   2,772     33,236
    GAINSCO, Inc............................................   1,497     12,724
    Gallagher (Arthur J.) & Co..............................   8,866    327,599
   *GAMCO Investors, Inc. Class A...........................   3,733    210,355
   *Genworth Financial, Inc. Class A........................ 237,177  2,174,913
    German American Bancorp, Inc............................  12,054    269,166
    GFI Group, Inc.......................................... 118,378    402,485
   #Glacier Bancorp, Inc....................................  71,411  1,112,583
   *Gleacher & Co., Inc.....................................  55,696     42,886
   *Global Indemnity P.L.C..................................  16,912    357,012
    Goldman Sachs Group, Inc. (The).........................  47,945  7,089,148
    Great Southern Bancorp, Inc.............................  13,373    332,453
  #*Greenhill & Co., Inc....................................   3,600    212,040
   *Greenlight Capital Re, Ltd. Class A.....................  31,021    746,055
   *Guaranty Bancorp........................................  14,835     30,857
   *Guaranty Federal Bancshares, Inc........................   1,886     18,011
   *Hallmark Financial Services, Inc........................  22,381    200,310
    Hampden Bancorp, Inc....................................   4,725     78,293
   *Hampton Roads Bankshares, Inc...........................     520        619
   #Hancock Holding Co......................................  79,288  2,396,083
   *Hanmi Financial Corp....................................   5,834     95,969
    Hanover Insurance Group, Inc. (The).....................  50,046  2,079,912
    Harleysville Savings Financial Corp.....................   2,920     48,764
   *Harris & Harris Group, Inc..............................  29,482    111,737
    Hartford Financial Services Group, Inc.................. 190,397  4,721,846
    Hawthorn Bancshares, Inc................................   2,036     17,774
    HCC Insurance Holdings, Inc.............................  99,330  3,842,084
    Heartland Financial USA, Inc............................  16,865    399,532
   *Heritage Commerce Corp..................................  21,259    138,396
    Heritage Financial Corp.................................  11,632    164,360
    Heritage Financial Group, Inc...........................   5,663     79,339
    HF Financial Corp.......................................   4,200     53,718
   *HFF, Inc. Class A.......................................   7,686    134,044
   *Hilltop Holdings, Inc...................................  58,061    762,922
    Hingham Institution for Savings.........................     872     60,560
   *HMN Financial, Inc......................................   1,450      8,642
   *Home Bancorp, Inc.......................................   7,010    133,821
   *Home BancShares, Inc....................................  24,900    864,528
    Home Federal Bancorp, Inc...............................  17,529    225,423
    Homeowners Choice, Inc..................................   8,153    184,258
    HopFed Bancorp, Inc.....................................   2,207     20,503
    Horace Mann Educators Corp..............................  44,142    959,647
    Horizon Bancorp.........................................   5,260    104,832
   *Howard Hughes Corp. (The)...............................   5,292    381,024
    Hudson City Bancorp, Inc................................ 253,527  2,167,656
    Hudson Valley Holding Corp..............................  17,275    264,308
    Huntington Bancshares, Inc.............................. 425,265  2,959,844
   #IBERIABANK Corp.........................................  31,403  1,616,940
   *ICG Group, Inc..........................................  36,244    434,928
    Independence Holding Co.................................  15,010    148,449
   *Independent Bank Corp. (45383609).......................   7,338     40,212
   #Independent Bank Corp. (453836108)......................  21,761    674,373

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    Infinity Property & Casualty Corp......................  12,729 $   756,994
    Interactive Brokers Group, Inc. Class A................  47,389     677,663
   *IntercontinentalExchange, Inc..........................   4,400     610,500
   *InterGroup Corp. (The).................................     235       5,407
    International Bancshares Corp..........................  73,397   1,434,911
   *Intervest Bancshares Corp. Class A.....................  18,510      85,146
   *INTL. FCStone, Inc.....................................  20,109     352,310
    Invesco, Ltd........................................... 186,136   5,072,206
   *Investment Technology Group, Inc.......................  38,795     392,605
   *Investors Bancorp, Inc................................. 107,105   1,890,403
   *Investors Capital Holdings, Ltd........................   4,038      15,546
    Investors Title Co.....................................   1,606     106,735
   #Janus Capital Group, Inc...............................  87,711     815,712
    Jefferies Group, Inc...................................  65,231   1,300,054
   *Jefferson Bancshares, Inc..............................   2,270       7,741
    JMP Group, Inc.........................................  20,821     137,419
    Jones Lang LaSalle, Inc................................   6,476     596,699
    JPMorgan Chase & Co.................................... 570,669  26,849,976
    KBW, Inc...............................................  27,309     433,394
    Kearny Financial Corp..................................  57,758     583,356
    Kemper Corp............................................  67,798   2,258,351
    Kennedy-Wilson Holdings, Inc...........................   4,617      69,209
   #Kentucky First Federal Bancorp.........................   2,320      18,606
    KeyCorp................................................ 499,016   4,690,750
   *Knight Capital Group, Inc. Class A..................... 102,446     381,099
    Lake Shore Bancorp, Inc................................     339       3,593
    Lakeland Bancorp, Inc..................................  27,824     271,284
    Lakeland Financial Corp................................  16,872     412,352
    Landmark Bancorp, Inc..................................   1,911      37,933
   #Legg Mason, Inc........................................ 124,614   3,445,577
   #Leucadia National Corp................................. 106,678   2,714,955
    Life Partners Holdings, Inc............................   8,447      22,976
    Lincoln National Corp.................................. 152,570   4,421,479
    LNB Bancorp, Inc.......................................   9,079      66,731
    Loews Corp.............................................  44,237   1,918,559
   *Louisiana Bancorp, Inc.................................   3,003      51,832
    LSB Financial Corp.....................................     426       9,419
    M&T Bank Corp..........................................  34,171   3,509,020
  #*Macatawa Bank Corp.....................................  31,196     145,061
   *Magyar Bancorp, Inc....................................   1,971       9,599
    Maiden Holdings, Ltd...................................  67,671     688,214
    MainSource Financial Group, Inc........................  19,995     275,931
   *Malvern Bancorp, Inc...................................     241       2,728
  #*Markel Corp............................................   3,533   1,682,167
   *MarketAxess Holdings, Inc..............................  31,222   1,180,504
    Marlin Business Services Corp..........................  13,162     289,564
    Marsh & McLennan Cos., Inc.............................  17,700     627,996
   *Maui Land & Pineapple Co., Inc.........................   4,186      17,246
   #Mayflower Bancorp, Inc.................................     500       5,185
    MB Financial, Inc......................................  57,137   1,278,155
  #*MBIA, Inc.............................................. 235,843   2,030,608
   *MBT Financial Corp.....................................   9,522      34,184
    MCG Capital Corp.......................................  94,877     437,383
    Meadowbrook Insurance Group, Inc.......................  73,213     459,046
    Medallion Financial Corp...............................  18,264     233,597
    Mercantile Bank Corp...................................   7,390     121,935
    Merchants Bancshares, Inc..............................   7,187     203,536
    Mercury General Corp...................................  33,571   1,329,412
   *Meridian Interstate Bancorp, Inc.......................  16,780     293,314
    Meta Financial Group, Inc..............................   2,141      49,778
    MetLife, Inc........................................... 141,103   5,268,786

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Metro Bancorp, Inc......................................  15,320 $  240,677
   *MetroCorp Bancshares, Inc...............................   7,245     73,030
   *MGIC Investment Corp.................................... 158,315    440,116
    MicroFinancial, Inc.....................................   9,680     72,697
    Mid Penn Bancorp, Inc...................................     778      8,644
    MidSouth Bancorp, Inc...................................   8,676    130,661
    MidWestOne Financial Group, Inc.........................   6,846    163,619
    Montpelier Re Holdings, Ltd.............................  61,112  1,489,911
    Morgan Stanley.......................................... 189,332  4,326,236
    MSB Financial Corp......................................     600      4,320
   *MSCI, Inc...............................................     252      8,502
    MutualFirst Financial, Inc..............................   5,151     66,963
    NASDAQ OMX Group, Inc. (The)............................  91,090  2,579,669
   *National Financial Partners Corp........................  41,675    733,897
    National Interstate Corp................................  18,783    572,882
    National Penn Bancshares, Inc........................... 167,785  1,635,904
    National Security Group, Inc............................     419      3,440
    National Western Life Insurance Co. Class A.............   2,337    381,866
    Naugatuck Valley Financial Corp.........................     989      6,785
   *Navigators Group, Inc. (The)............................  17,111    927,930
    NBT Bancorp, Inc........................................  30,887    640,596
    Nelnet, Inc. Class A....................................  36,843  1,121,132
   *New Century Bancorp, Inc................................   2,187     13,581
    New Hampshire Thrift Bancshares, Inc....................   4,833     62,201
   #New York Community Bancorp, Inc......................... 217,731  2,906,709
   *NewBridge Bancorp.......................................  12,686     81,444
   *Newport Bancorp, Inc....................................     641     10,153
   *NewStar Financial, Inc..................................  49,671    708,308
    Nicholas Financial, Inc.................................   3,515     45,941
   *North Valley Bancorp....................................     460      7,622
    Northeast Bancorp.......................................     118      1,101
    Northeast Community Bancorp, Inc........................   9,104     50,436
    Northern Trust Corp.....................................  14,311    736,587
  #*Northfield Bancorp, Inc.................................  57,520    643,652
    Northrim Bancorp, Inc...................................   5,792    126,150
    Northwest Bancshares, Inc............................... 110,107  1,343,305
    Norwood Financial Corp..................................   1,492     45,745
    NYSE Euronext........................................... 132,257  4,572,124
    Ocean Shore Holding Co..................................   6,104     93,452
    OceanFirst Financial Corp...............................  19,071    270,617
   *Ocwen Financial Corp....................................  78,426  3,056,261
    Ohio Valley Banc Corp...................................   2,002     36,476
    Old National Bancorp.................................... 111,635  1,491,444
    Old Republic International Corp......................... 242,918  2,769,265
  #*Old Second Bancorp, Inc.................................  11,059     24,109
   *OmniAmerican Bancorp, Inc...............................  12,333    305,982
    OneBeacon Insurance Group, Ltd. Class A.................  25,045    342,115
    Oppenheimer Holdings, Inc. Class A......................   7,365    125,279
    Oriental Financial Group, Inc...........................  42,091    604,848
    Oritani Financial Corp..................................  55,847    845,524
    Pacific Continental Corp................................  17,305    190,182
   *Pacific Mercantile Bancorp..............................   9,408     54,566
   *Pacific Premier Bancorp, Inc............................   4,508     51,977
    PacWest Bancorp.........................................  32,467    892,193
   #Park National Corp......................................  14,100    922,845
   *Park Sterling Corp......................................  12,389     70,370
    PartnerRe, Ltd..........................................  32,897  2,884,738
   *Patriot National Bancorp................................   1,500      2,430
    Peapack-Gladstone Financial Corp........................   8,268    121,457
    Penns Woods Bancorp, Inc................................   4,255    170,583
    Peoples Bancorp.........................................   1,337     26,920

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Peoples Bancorp of North Carolina.......................   3,297 $   33,794
    Peoples Bancorp, Inc....................................  10,126    219,734
    People's United Financial, Inc.......................... 192,509  2,369,786
   *PHH Corp................................................  58,457  1,279,039
   *Phoenix Cos, Inc. (The).................................   6,427    174,686
   *PICO Holdings, Inc......................................  23,393    491,955
   *Pinnacle Financial Partners, Inc........................  34,060    731,268
   *Piper Jaffray Cos.......................................  20,441    791,680
    Platinum Underwriters Holdings, Ltd.....................  39,027  1,901,786
    PNC Financial Services Group, Inc.......................  76,226  4,710,767
   *Popular, Inc............................................  57,311  1,538,227
   *Porter Bancorp, Inc.....................................   6,860      7,477
  #*Portfolio Recovery Associates, Inc......................  16,413  1,755,370
   *Preferred Bank..........................................   1,920     28,858
    Premier Financial Bancorp, Inc..........................   3,385     38,420
    Primerica, Inc..........................................  42,880  1,409,894
   *Primus Guaranty, Ltd....................................  15,070    140,904
    Principal Financial Group, Inc.......................... 157,281  4,877,284
    PrivateBancorp, Inc.....................................  78,211  1,342,883
    ProAssurance Corp.......................................  52,776  2,377,031
    Progressive Corp. (The).................................  20,068    451,329
   #Prosperity Bancshares, Inc..............................  39,609  1,786,762
    Protective Life Corp....................................  77,513  2,452,511
    Provident Financial Holdings, Inc.......................   9,638    160,376
    Provident Financial Services, Inc.......................  64,885    962,245
    Provident New York Bancorp..............................  42,153    376,426
   *Prudential Bancorp, Inc. of Pennsylvania................   5,398     39,216
    Prudential Financial, Inc...............................  64,572  3,737,427
   *PSB Holdings, Inc.......................................   3,252     19,219
   #Pulaski Financial Corp..................................  10,937    105,980
    Pzena Investment Management, Inc. Class A...............   2,844     16,581
    QC Holdings, Inc........................................  12,392     41,265
    QCR Holdings, Inc.......................................     309      4,805
    Radian Group, Inc....................................... 128,091    823,625
    Raymond James Financial, Inc............................  19,745    881,219
    Regions Financial Corp.................................. 634,241  4,934,395
    Reinsurance Group of America, Inc.......................  53,196  3,052,918
    RenaissanceRe Holdings, Ltd.............................  45,780  3,920,599
    Renasant Corp...........................................  26,599    517,351
    Republic Bancorp, Inc. Class A..........................  20,236    454,703
   *Republic First Bancorp, Inc.............................  20,713     51,575
    Resource America, Inc. Class A..........................  18,325    142,019
   *Riverview Bancorp, Inc..................................  13,240     29,790
    RLI Corp................................................  20,135  1,389,516
    Rockville Financial, Inc................................  28,505    367,144
    Roma Financial Corp.....................................  25,930    391,024
   *Royal Bancshares of Pennsylvania, Inc. Class A..........   6,447      9,993
   *Rurban Financial Corp...................................   3,194     24,881
   #Ryman Hospitality Properties............................  45,182  1,805,925
    S&T Bancorp, Inc........................................  27,583    508,631
    S.Y. Bancorp, Inc.......................................  15,245    344,689
   *Safeguard Scientifics, Inc..............................  23,253    359,026
    Safety Insurance Group, Inc.............................  15,852    761,055
    Salisbury Bancorp, Inc..................................     856     21,400
    Sandy Spring Bancorp, Inc...............................  26,668    529,360
    SCBT Financial Corp.....................................  13,771    579,759
    SeaBright Holdings, Inc.................................  20,549    227,888
   *Seacoast Banking Corp. of Florida.......................  24,205     43,327
  #*Security National Financial Corp. Class A...............   2,140     26,000
    SEI Investments Co......................................  12,500    337,000
    Selective Insurance Group, Inc..........................  58,696  1,203,855

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Shore Bancshares, Inc...................................   4,929 $   26,124
    SI Financial Group, Inc.................................   6,511     75,788
   *Siebert Financial Corp..................................   9,393     14,277
    Sierra Bancorp..........................................  11,952    148,922
  #*Signature Bank..........................................  12,100    894,553
    Simmons First National Corp. Class A....................  17,031    434,801
    Simplicity Bancorp, Inc.................................   9,310    134,250
    SLM Corp................................................  30,766    519,638
    Somerset Hills Bancorp..................................   1,743     19,940
   *South Street Financial Corp.............................     400      2,000
   *Southcoast Financial Corp...............................   4,986     23,885
   *Southern Connecticut Bancorp, Inc.......................     700      2,590
   *Southern First Bancshares, Inc..........................   2,826     27,157
    Southern Missouri Bancorp, Inc..........................   1,465     35,057
    Southern National Bancorp of Virginia, Inc..............     712      6,575
    Southside Bancshares, Inc...............................  19,044    402,587
   *Southwest Bancorp, Inc..................................  17,697    226,699
    Southwest Georgia Financial Corp........................   1,854     21,562
   *St. Joe Co. (The).......................................  42,478    998,233
    StanCorp Financial Group, Inc...........................  42,203  1,641,275
    State Auto Financial Corp...............................  38,717    589,273
    State Street Corp.......................................  72,374  4,027,613
    StellarOne Corp.........................................  21,618    323,189
    Sterling Bancorp........................................  31,081    298,067
    Stewart Information Services Corp.......................  19,146    508,518
   *Stifel Financial Corp...................................  38,797  1,429,669
   *Stratus Properties, Inc.................................   6,580     68,366
   *Suffolk Bancorp.........................................   8,781    121,441
    Summit State Bank.......................................   1,156      9,387
   *Sun Bancorp, Inc........................................  32,827    113,581
    SunTrust Banks, Inc.....................................  70,003  1,985,985
    Susquehanna Bancshares, Inc............................. 195,900  2,237,176
   *Sussex Bancorp..........................................   1,590      9,604
   *SVB Financial Group.....................................  21,341  1,416,402
   *SWS Group, Inc..........................................  23,777    156,690
    Symetra Financial Corp..................................  28,431    396,612
    Synovus Financial Corp.................................. 623,275  1,608,050
   *T. Rowe Price Group, Inc................................   3,600    257,220
   *Taylor Capital Group, Inc...............................  22,039    382,377
   #TCF Financial Corp......................................  84,395  1,152,836
    TD Ameritrade Holding Corp..............................  12,649    245,264
    Teche Holding Co........................................   1,486     57,954
   *Tejon Ranch Co..........................................  17,461    533,608
    Territorial Bancorp, Inc................................  12,058    276,249
   #Teton Advisors, Inc. Class A............................      39        692
   *Texas Capital Bancshares, Inc...........................  31,625  1,309,275
    TF Financial Corp.......................................   2,289     56,275
   *TFS Financial Corp......................................  40,111    410,336
    Thomas Properties Group, Inc............................  53,749    276,807
   *Timberland Bancorp, Inc.................................   3,941     32,198
    Tompkins Financial Corp.................................  13,683    559,772
    Torchmark Corp..........................................  49,305  2,746,782
    Tower Financial Corp....................................   1,403     16,555
    Tower Group, Inc........................................  39,800    768,140
    TowneBank...............................................  25,265    383,270
    Travelers Cos., Inc. (The)..............................  55,984  4,392,505
    Tree.com, Inc...........................................  10,503    183,592
    TriCo Bancshares........................................  15,107    248,963
    TrustCo Bank Corp.......................................  99,285    525,218
    Trustmark Corp..........................................  63,356  1,465,424
    U.S. Bancorp............................................ 100,635  3,331,018

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   #UMB Financial Corp....................................  38,493 $  1,704,085
    Umpqua Holdings Corp.................................. 128,692    1,626,667
    Union Bankshares, Inc.................................   2,000       40,200
    Union First Market Bankshares Corp....................  22,511      393,492
    United Bancshares, Inc. (909458101)...................   2,040       24,113
   #United Bancshares, Inc. (909907107)...................  47,011    1,198,310
   *United Community Bancorp..............................     994        9,809
   *United Community Banks, Inc...........................  25,677      269,352
   *United Community Financial Corp.......................   7,148       22,087
    United Financial Bancorp, Inc.........................  22,166      331,825
    United Fire Group, Inc................................  29,011      672,765
   *United Security Bancshares, Inc. (911459105)..........     600        3,834
   *United Security Bancshares, Inc. (911460103)..........  10,258       38,056
   *Unity Bancorp, Inc....................................   5,781       35,553
    Universal Insurance Holdings, Inc.....................  43,221      196,223
    Univest Corp. of Pennsylvania.........................  17,118      288,952
    Unum Group............................................ 152,511    3,555,031
    Validus Holdings, Ltd................................. 105,899    3,855,783
   #Valley National Bancorp...............................  65,321      639,493
    ViewPoint Financial Group, Inc........................  40,834      863,639
   *Virginia Commerce Bancorp, Inc........................  29,169      383,281
   *Virtus Investment Partners, Inc.......................     595       88,661
   #VSB Bancorp, Inc......................................     170        1,786
   *Waddell & Reed Financial, Inc.........................   5,916      234,865
   *Walker & Dunlop, Inc..................................      36          773
    Washington Banking Co.................................  16,508      232,598
    Washington Federal, Inc............................... 114,867    2,020,511
    Washington Trust Bancorp, Inc.........................  16,383      431,856
   *Waterstone Financial, Inc.............................  24,001      179,527
    Wayne Savings Bancshares, Inc.........................   1,684       16,806
    Webster Financial Corp................................  84,048    1,870,068
    Wells Fargo & Co...................................... 351,390   12,238,914
    WesBanco, Inc.........................................  29,714      689,060
    West Bancorporation, Inc..............................  17,389      192,496
    West Coast Bancorp....................................  16,237      385,142
  #*Westamerica Bancorporation............................   9,986      443,578
   *Western Alliance Bancorp..............................  72,613      893,140
    Westfield Financial, Inc..............................  28,843      217,476
    Westwood Holdings Group, Inc..........................   2,463      103,545
    White River Capital, Inc..............................   2,804       60,426
   *Wilshire Bancorp, Inc.................................  29,435      180,731
    Wintrust Financial Corp...............................  39,235    1,454,441
  #*World Acceptance Corp.................................  13,047    1,011,795
    WR Berkley Corp.......................................  69,300    2,853,081
   *WSB Holdings, Inc.....................................   4,002       24,292
    WSFS Financial Corp...................................   2,696      122,587
    WVS Financial Corp....................................   1,627       17,084
    XL Group P.L.C........................................ 162,997    4,518,277
   *Yadkin Valley Financial Corp..........................  11,030       37,061
    Zions Bancorporation.................................. 166,601    3,885,135
   *ZipRealty, Inc........................................  17,864       61,809
                                                                   ------------
Total Financials                                                    531,391,646
                                                                   ------------
Health Care -- (8.0%)
    Abaxis, Inc...........................................   3,959      153,292
   *Abbott Laboratories...................................     220        7,454
   *ABIOMED, Inc..........................................   1,436       20,032
  #*Acadia Healthcare Co., Inc............................   3,172       81,108
   *Accelerate Diagnostics, Inc...........................   2,200        9,438
   *Accuray, Inc..........................................  67,370      344,261
   *Acorda Therapeutics, Inc..............................   5,925      171,114

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Actavis, Inc............................................  11,200 $  967,568
   *Adcare Health Systems, Inc..............................   5,448     27,079
   *Addus HomeCare Corp.....................................   9,943     82,328
   *ADVENTRX Pharmaceuticals, Inc...........................  19,471     14,116
    Aetna, Inc..............................................  38,015  1,833,463
   *Affymax, Inc............................................  36,132    679,643
   *Affymetrix, Inc.........................................  79,227    300,270
    Agilent Technologies, Inc...............................  15,200    680,656
   *Air Methods Corp........................................  34,596  1,512,537
   *Akorn, Inc..............................................  21,047    275,505
   *Albany Molecular Research, Inc..........................  35,314    210,825
   *Alere, Inc..............................................  88,627  1,884,210
   *Alexion Pharmaceuticals, Inc............................  10,000    939,900
   *Align Technology, Inc...................................  17,155    537,981
   *Alkermes P.L.C..........................................  41,898    965,749
   *Alliance HealthCare Services, Inc.......................   5,402     35,112
   *Allied Healthcare Products, Inc.........................   4,920     12,497
   *Allscripts Healthcare Solutions, Inc....................  47,923    530,987
    Almost Family, Inc......................................   9,772    195,635
   *Alnylam Pharmaceuticals, Inc............................  22,030    531,584
   *Alphatec Holdings, Inc..................................  91,449    158,207
   *AMAG Pharmaceuticals, Inc...............................  13,908    221,833
   *Amedisys, Inc...........................................  32,334    359,554
   *American Shared Hospital Services.......................     900      2,025
   *AmerisourceBergen Corp..................................  16,800    762,216
    Amgen, Inc..............................................  26,155  2,235,206
   *AMN Healthcare Services, Inc............................  42,340    514,431
   *Amsurg Corp.............................................  34,540  1,077,993
    Analogic Corp...........................................  11,775    897,137
   *AngioDynamics, Inc......................................  28,106    342,893
   *Anika Therapeutics, Inc.................................  15,395    163,495
  #*Arena Pharmaceuticals, Inc..............................  52,600    443,944
   *Ariad Pharmaceuticals, Inc.............................. 111,200  2,210,656
   *Arqule, Inc.............................................  22,984     58,150
   *Array BioPharma, Inc....................................  12,681     47,807
    Arrhythmia Research Technology, Inc.....................   1,153      3,032
   *ArthroCare Corp.........................................   9,467    344,883
    Assisted Living Concepts, Inc. Class A..................  22,420    220,164
   *Astex Pharmaceuticals, Inc..............................  98,095    328,618
   *AtriCure, Inc...........................................   5,302     42,734
    Atrion Corp.............................................   2,042    409,441
   *Authentidate Holding Corp...............................   2,236      1,497
   *AVEO Pharmaceuticals, Inc...............................   2,329     18,422
   *Bard (C.R.), Inc........................................   4,262    435,022
   *Bioanalytical Systems, Inc..............................   1,915      3,255
   *BioClinica, Inc.........................................  14,837    106,975
   *BioCryst Pharmaceuticals, Inc...........................  22,476     36,411
   *Biodel, Inc.............................................   4,308     11,632
   *Biogen Idec, Inc........................................   6,870  1,072,270
   *BioMarin Pharmaceutical, Inc............................   7,300    400,697
   *BioMimetic Therapeutics, Inc............................   6,821     57,842
   *Bio-Rad Laboratories, Inc. Class A......................  10,635  1,210,157
   *Bio-Rad Laboratories, Inc. Class B......................   1,277    146,842
  #*Bio-Reference Labs, Inc.................................  10,468    290,696
   *BioScrip, Inc...........................................  62,349    700,179
   *BioSpecifics Technologies Corp..........................   1,342     20,465
   *Biota Pharmaceuticals, Inc..............................   6,230     24,608
   *Boston Scientific Corp.................................. 767,057  5,729,916
   *Bovie Medical Corp......................................  13,510     37,152
   *Bristol-Myers Squibb Co.................................  49,289  1,781,304
   *Brookdale Senior Living, Inc............................  50,523  1,364,626

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Bruker Corp.............................................  13,400 $  226,058
  #*BSD Medical Corp........................................   4,900      7,448
   *Cambrex Corp............................................  32,247    378,902
   *Cantel Medical Corp.....................................  25,807    810,598
   *Capital Senior Living Corp..............................  30,675    651,230
    Cardinal Health, Inc....................................  11,763    515,337
   *CardioNet, Inc..........................................  21,155     47,599
   *CareFusion Corp......................................... 117,044  3,633,046
   *CAS Medical Systems, Inc................................     415        799
   *Catamaran Corp..........................................   8,256    428,404
   *Celldex Therapeutics, Inc...............................  44,462    331,687
  #*Celsion Corp............................................   1,900      2,869
   *Centene Corp............................................  38,472  1,660,452
   *Cepheid, Inc............................................   4,496    162,845
   *Cerner Corp.............................................   4,000    330,200
   *Charles River Laboratories International, Inc...........  15,198    627,981
  #*Chemed Corp.............................................  12,392    936,216
   *Chindex International, Inc..............................   5,938     65,556
    Cigna Corp..............................................  17,253  1,006,540
   *Codexis, Inc............................................  11,100     26,307
    Community Health Systems, Inc...........................  85,297  3,269,434
   *Computer Programs & Systems, Inc........................   2,708    142,468
   *Conceptus, Inc..........................................  30,237    624,696
    CONMED Corp.............................................  29,451    864,976
   #Cooper Cos., Inc. (The).................................  34,627  3,509,446
   *Cornerstone Therapeutics, Inc...........................   1,700      9,265
   *Corvel Corp.............................................   5,693    260,739
  #*Covance, Inc............................................   7,051    470,372
    Coventry Health Care, Inc...............................  76,051  3,485,417
    Covidien P.L.C..........................................  15,563    970,197
   *Cross Country Healthcare, Inc...........................  28,279    159,776
    CryoLife, Inc...........................................  29,023    186,328
   *Cubist Pharmaceuticals, Inc.............................  27,133  1,167,804
   *Cumberland Pharmaceuticals, Inc.........................  20,840     87,528
   *Cutera, Inc.............................................  15,217    167,387
   *Cyberonics, Inc.........................................   6,029    261,417
   *Cynosure, Inc. Class A..................................  12,976    346,459
   *Cytokinetics, Inc.......................................  54,657     64,495
   *DaVita HealthCare Partners, Inc.........................   7,338    846,879
    Daxor Corp..............................................   4,092     31,877
    DENTSPLY International, Inc.............................  10,234    427,372
   *Depomed, Inc............................................  33,553    235,207
   *Digirad Corp............................................  16,700     30,895
   *Durect Corp.............................................  23,066     25,142
   *Dyax Corp...............................................  30,347     96,503
  o*Dynacq Healthcare, Inc..................................   2,433          5
   *Edwards Lifesciences Corp...............................   7,400    665,482
   *Emergent Biosolutions, Inc..............................  37,510    602,036
   *Emeritus Corp...........................................  25,114    680,087
   *Endo Health Solutions, Inc..............................  24,327    770,193
   *Endocyte, Inc...........................................   7,233     72,547
   *Ensign Group, Inc. (The)................................  21,332    609,242
   *Entremed, Inc...........................................      63        150
  o*Enzo Biochem, Inc.......................................  39,085    112,956
    Enzon Pharmaceuticals, Inc..............................  52,724    260,984
   *Epocrates, Inc..........................................   1,883     21,993
   *Exact Sciences Corp.....................................   3,900     42,978
   *Exactech, Inc...........................................  13,511    259,276
   *ExamWorks Group, Inc....................................  18,362    265,698
   *Express Scripts Holding Co..............................  17,446    931,965
   *Five Star Quality Care, Inc.............................  49,442    279,842

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Forest Laboratories, Inc................................   9,100 $  330,330
   *Furiex Pharmaceuticals, Inc.............................   9,560    307,354
   *Future Healthcare of America............................   1,222        202
   *Genomic Health, Inc.....................................     572     16,045
   *Gentiva Health Services, Inc............................  33,864    335,592
   *Geron Corp..............................................  29,750     47,005
   *Greatbatch, Inc.........................................  25,442    675,231
   *GTx, Inc................................................  14,515     72,575
   *Haemonetics Corp........................................  29,388  1,232,533
   *Hanger, Inc.............................................  31,646    909,190
   *Harvard Bioscience, Inc.................................  35,325    175,565
   *Health Management Associates, Inc. Class A..............  21,176    221,077
   *Health Net, Inc.........................................  53,129  1,445,109
   *HealthSouth Corp........................................  17,216    410,774
   *HealthStream, Inc.......................................  17,545    434,765
   *Healthways, Inc.........................................  36,848    387,641
   *Hemispherx Biopharma, Inc...............................   3,300        927
   *Henry Schein, Inc.......................................   8,644    746,323
   *Hill-Rom Holdings, Inc..................................  16,730    555,101
   *Hi-Tech Pharmacal Co., Inc..............................  14,824    542,558
   *HMS Holdings Corp.......................................   5,453    148,649
  #*Hologic, Inc............................................ 138,874  3,310,756
   *Hooper Holmes, Inc......................................   6,931      3,327
   *Hospira, Inc............................................  11,600    395,792
    Humana, Inc.............................................  11,673    868,004
   *ICU Medical, Inc........................................  13,600    822,120
   *Idera Pharmaceuticals, Inc..............................  20,811     14,984
   *IDEXX Laboratories, Inc.................................     400     38,084
   *Illumina, Inc...........................................   9,020    456,683
   *Immunomedics, Inc.......................................  19,800     57,222
   *Impax Laboratories, Inc.................................  40,496    816,399
   *Incyte Corp.............................................   8,536    156,892
   *Infinity Pharmaceuticals, Inc...........................  22,704    782,153
   *Integra LifeSciences Holdings Corp......................  17,720    746,898
   *Intuitive Surgical, Inc.................................   1,500    861,570
    Invacare Corp...........................................  32,289    507,906
   *IPC The Hospitalist Co..................................   5,478    233,582
   *Iridex Corp.............................................   1,950      8,151
   *IsoRay, Inc.............................................   6,500      4,567
   *Jazz Pharmaceuticals P.L.C..............................   4,993    281,555
   *Johnson & Johnson.......................................  61,338  4,534,105
    Kewaunee Scientific Corp................................   2,037     25,238
   *Kindred Healthcare, Inc.................................  57,059    615,096
   *Laboratory Corp. of America Holdings....................   4,480    400,960
    Landauer, Inc...........................................   2,932    184,687
   *Lannet Co., Inc.........................................  29,173    174,455
   *LCA-Vision, Inc.........................................  14,533     47,668
    LeMaitre Vascular, Inc..................................  15,418     97,904
   *Lexicon Pharmaceuticals, Inc............................  88,333    188,149
   *LHC Group, Inc..........................................  19,752    421,903
   *Life Technologies Corp..................................  24,787  1,603,471
   *LifePoint Hospitals, Inc................................  53,422  2,335,076
   *Luminex Corp............................................   8,014    147,297
   *Magellan Health Services, Inc...........................  29,076  1,491,599
   *Masimo Corp.............................................     104      2,111
    Maxygen, Inc............................................  41,232    101,018
   *McKesson Corp...........................................   8,300    873,409
   *MedAssets, Inc..........................................  51,105    999,103
  o*MedCath Corp............................................  19,024     26,063
   *Medical Action Industries, Inc..........................  17,432     80,362
   *Medicines Co. (The).....................................  39,914  1,192,630

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Health Care -- (Continued)
  #*MediciNova, Inc........................................   5,909 $    10,813
   *Medidata Solutions, Inc................................   5,030     235,354
   *Medivation, Inc........................................     606      32,942
   *MEDNAX, Inc............................................  12,830   1,097,735
   *Medtronic, Inc.........................................  34,975   1,629,835
    Merck & Co., Inc....................................... 149,737   6,476,125
   *Merge Healthcare, Inc..................................  15,531      41,778
   *Merit Medical Systems, Inc.............................  39,570     548,836
   *Metabolix, Inc.........................................   1,126       1,689
   *Misonix, Inc...........................................   3,363      25,895
   *Molina Healthcare, Inc.................................  45,700   1,312,047
   *Momenta Pharmaceuticals, Inc...........................  28,579     360,381
   *MWI Veterinary Supply, Inc.............................   4,880     548,073
   *Mylan, Inc.............................................  25,528     721,677
   *Myrexis, Inc...........................................  23,608      69,408
   *Myriad Genetics, Inc...................................  11,511     311,488
   *Nanosphere, Inc........................................  19,664      55,256
    National Healthcare Corp...............................  14,015     674,542
    National Research Corp.................................   4,858     261,263
   *Natus Medical, Inc.....................................  32,869     404,946
  #*Neogen Corp............................................   8,023     372,989
   *Neurocrine Biosciences, Inc............................   3,876      35,117
  #*Novavax, Inc...........................................  26,589      47,594
   *NuVasive, Inc..........................................  36,663     631,703
   *Obagi Medical Products, Inc............................  12,043     173,058
    Omnicare, Inc.......................................... 109,511   4,265,453
   *Omnicell, Inc..........................................  37,756     596,545
   *OncoGenex Pharmaceutical, Inc..........................     350       4,606
   *Onyx Pharmaceuticals, Inc..............................   6,700     519,384
   *OraSure Technologies, Inc..............................  10,332      72,841
  #*Orexigen Therapeutics, Inc.............................  17,908     102,434
   *Orthofix International NV..............................  11,146     425,220
   *Osiris Therapeutics, Inc...............................   4,893      38,508
  #*Owens & Minor, Inc.....................................  45,090   1,380,205
   *Pain Therapeutics, Inc.................................  34,082      93,385
   *Palomar Medical Technologies, Inc......................  20,317     198,497
   *PAREXEL International Corp.............................  35,821   1,212,541
    Patterson Cos., Inc....................................  10,176     367,659
   *PDI, Inc...............................................  16,959     131,432
    PDL BioPharma, Inc.....................................  34,563     237,793
    PerkinElmer, Inc.......................................  80,822   2,848,167
   *Pernix Therapeutics Holdings, Inc......................   4,944      39,997
   *Perrigo Co.............................................   5,287     531,396
    Pfizer, Inc............................................ 563,682  15,377,245
   *PharMerica Corp........................................  32,053     464,127
  #*PhotoMedex, Inc........................................   5,912      83,773
   *Pozen, Inc.............................................  29,293     155,546
   *Progenics Pharmaceuticals, Inc.........................  26,897      76,656
   *ProPhase Labs, Inc.....................................   6,052      10,167
   *Providence Service Corp. (The).........................  14,336     265,646
   *pSivida Corp...........................................  13,195      18,341
   *PSS World Medical, Inc.................................  19,037     550,740
    Quality Systems, Inc...................................   4,390      80,074
   #Quest Diagnostics, Inc.................................  11,000     637,450
   #Questcor Pharmaceuticals, Inc..........................   7,700     196,196
  #*Quidel Corp............................................  26,335     590,957
   *RadNet, Inc............................................  10,874      32,187
   *Regeneron Pharmaceuticals, Inc.........................   6,200   1,078,428
   *Repligen Corp..........................................  30,484     210,340
  #*Repros Therapeutics, Inc...............................     186       2,197
   #ResMed, Inc............................................   9,600     420,480

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Health Care -- (Continued)
   *Rigel Pharmaceuticals, Inc..............................  50,219 $  329,437
   *Rochester Medical Corp..................................  12,087    141,176
   *Rockwell Medical, Inc...................................   1,473      9,015
   *RTI Biologics, Inc......................................  60,665    298,472
   *Salix Pharmaceuticals, Ltd..............................   3,676    176,080
  #*Sangamo Biosciences, Inc................................  22,327    213,669
   *Santarus, Inc...........................................  24,354    325,369
   *SciClone Pharmaceuticals, Inc...........................  60,600    316,938
   *Seattle Genetics, Inc...................................   7,900    232,655
    Select Medical Holdings Corp............................ 122,988  1,197,903
    Simulations Plus, Inc...................................   1,800      7,812
   *Sirona Dental Systems, Inc..............................  15,186  1,009,413
   *Skilled Healthcare Group, Inc. Class A..................  19,937    106,065
   *Solta Medical, Inc......................................  61,883    158,420
    Span-American Medical System, Inc.......................   3,229     62,061
   *Spectranetics Corp......................................  25,926    431,927
   #Spectrum Pharmaceuticals, Inc...........................  26,500    334,165
    St. Jude Medical, Inc...................................  13,900    565,730
   *Staar Surgical Co.......................................  12,085     68,401
  #*StemCells, Inc..........................................   1,150      1,915
  #*Stereotaxis, Inc........................................   1,337      2,861
   *STERIS Corp.............................................  27,809  1,049,234
   *Strategic Diagnostics, Inc..............................  12,404     14,761
    Stryker Corp............................................   8,562    536,409
   *Sucampo Pharmaceuticals, Inc. Class A...................  13,917     72,229
   *SunLink Health Systems, Inc.............................   1,702      1,923
   *SurModics, Inc..........................................  18,631    449,193
   *Symmetry Medical, Inc...................................  40,325    431,881
   *Synageva BioPharma Corp.................................   3,718    171,995
   *Synta Pharmaceuticals Corp..............................   3,991     44,699
   *Targacept, Inc..........................................  17,473     78,454
   *Team Health Holdings, Inc...............................  13,423    454,637
    Techne Corp.............................................   3,336    239,124
    Teleflex, Inc...........................................  37,788  2,834,100
   *Tenet Healthcare Corp...................................  31,779  1,233,979
   *Theragenics Corp........................................  14,207     22,021
 o#*Theravance, Inc.........................................   1,374     30,572
    Thermo Fisher Scientific, Inc...........................  56,727  4,092,286
   *Thoratec Corp...........................................  14,300    522,379
   *Tornier NV..............................................      78      1,345
   *TranS1, Inc.............................................  24,169     60,181
   *Transcept Pharmaceuticals, Inc..........................  14,106     82,379
   *Triple-S Management Corp. Class B.......................  20,128    363,713
   *Trius Therapeutics, Inc.................................  17,033     87,890
   *U.S. Physical Therapy, Inc..............................  10,908    268,337
   *United Therapeutics Corp................................   5,700    307,173
    UnitedHealth Group, Inc.................................  49,560  2,736,208
    Universal American Corp.................................  89,217    835,963
    Universal Health Services, Inc. Class B.................  12,318    697,692
   *Urologix, Inc...........................................   3,584      2,616
    Utah Medical Products, Inc..............................   3,789    152,318
   *Vascular Solutions, Inc.................................  15,185    253,741
   *VCA Antech, Inc.........................................  66,316  1,432,426
   *Vical, Inc..............................................  41,307    147,879
   *ViroPharma, Inc.........................................  71,930  1,917,654
   *WellCare Health Plans, Inc..............................  35,383  1,794,272
    WellPoint, Inc..........................................  49,131  3,184,671
   *West Pharmaceutical Services, Inc.......................  22,333  1,322,337
   *Wright Medical Group, Inc...............................  38,001    803,341
   *XenoPort, Inc...........................................  28,231    236,858
   oYoung Innovations, Inc..................................   8,251    325,667

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Zalicus, Inc..........................................  11,731 $      9,004
    Zimmer Holdings, Inc..................................  12,595      939,587
                                                                   ------------
Total Health Care                                                   192,999,582
                                                                   ------------
Industrials -- (13.6%)
   #A.O. Smith Corp.......................................  20,294    1,405,968
   *A.T. Cross Co. Class A................................   8,242       94,288
   *AAON, Inc.............................................  15,111      343,624
    AAR Corp..............................................  44,341      835,828
    ABM Industries, Inc...................................  52,383    1,148,235
   *Acacia Research Corp..................................  13,822      352,876
   *ACCO Brands Corp......................................  63,202      526,473
   *Accuride Corp.........................................  24,116       90,676
    Aceto Corp............................................  29,376      306,685
    Acme United Corp......................................   1,921       23,379
   #Acorn Energy, Inc.....................................  16,783      123,523
   *Active Power, Inc.....................................     960        4,022
   *Actuant Corp. Class A.................................  63,614    1,875,341
    Acuity Brands, Inc....................................   8,629      593,675
  #*Adept Technology, Inc.................................  10,771       41,791
    ADT Corp. (The).......................................  16,852      800,470
   *Advisory Board Co. (The)..............................  12,196      661,389
   *AECOM Technology Corp................................. 110,026    2,813,365
   *Aegion Corp...........................................  41,988      987,558
   *AeroCentury Corp......................................   1,149       19,418
   *Aerosonic Corp........................................     970        3,783
   *Aerovironment, Inc....................................  24,092      521,592
   *AGCO Corp.............................................  24,204    1,282,812
   *Air Transport Services Group, Inc.....................  65,328      303,775
    Aircastle, Ltd........................................  69,572      960,094
    Alamo Group, Inc......................................  12,858      436,658
  #*Alaska Air Group, Inc.................................  48,307    2,228,402
    Albany International Corp. Class A....................  27,006      676,770
   *Allegiant Travel Co...................................  11,361      846,054
    Alliant Techsystems, Inc..............................  10,501      679,625
  o*Allied Defense Group, Inc. (The)......................   6,064       31,897
    Allied Motion Technologies, Inc.......................   7,832       52,788
    Altra Holdings, Inc...................................  30,432      728,846
    Amerco, Inc...........................................  19,915    2,677,771
   *Ameresco, Inc. Class A................................  11,757      115,689
    American Railcar Industries, Inc......................  23,316      917,251
   *American Science & Engineering, Inc...................   7,892      533,341
  #*American Superconductor Corp..........................  12,387       32,826
   *American Woodmark Corp................................  14,123      392,761
    AMETEK, Inc...........................................  14,445      592,101
    Ampco-Pittsburgh Corp.................................  10,468      192,821
   *AMREP Corp............................................   5,440       54,400
   *Apogee Enterprises, Inc...............................  30,486      745,383
   *Applied Industrial Technologies, Inc..................  36,527    1,605,727
   *ARC Document Solutions, Inc...........................  44,613      106,625
   *Argan, Inc............................................  13,114      246,543
    Arkansas Best Corp....................................  27,392      288,164
   *Armstrong World Industries, Inc.......................  29,339    1,613,352
   *Ascent Solar Technologies, Inc........................  31,175       20,575
    Astec Industries, Inc.................................  23,194      819,212
   *Astronics Corp........................................   8,740      200,233
   *Atlas Air Worldwide Holdings, Inc.....................  28,949    1,305,310
   *Avalon Holding Corp. Class A..........................     700        2,779
    Avery Dennison Corp...................................  16,643      640,922
   *Avis Budget Group, Inc................................ 118,265    2,546,245
   *AZZ, Inc..............................................  25,170    1,077,024

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *B/E Aerospace, Inc......................................  17,682 $  910,446
   *Babcock & Wilcox Co. (The)..............................   4,536    120,839
    Baltic Trading, Ltd.....................................   3,964     12,804
    Barnes Group, Inc.......................................  52,974  1,266,079
    Barrett Business Services, Inc..........................  10,851    436,644
  #*Beacon Roofing Supply, Inc..............................  45,369  1,639,636
    Belden, Inc.............................................  23,622  1,137,399
   *Blount International, Inc...............................  12,197    207,959
   *BlueLinx Holdings, Inc..................................  45,562    141,242
    Brady Corp. Class A.....................................  47,254  1,648,692
   *Breeze-Eastern Corp.....................................   7,923     64,216
   #Briggs & Stratton Corp..................................  54,853  1,301,662
   *Brink's Co. (The).......................................  24,042    716,932
   *Broadwind Energy, Inc...................................      70        168
   *Builders FirstSource, Inc...............................  63,620    398,897
   *CAI International, Inc..................................  21,176    531,094
    Carlisle Cos., Inc......................................  30,362  1,947,722
    Cascade Corp............................................  11,810    762,572
   *Casella Waste Systems, Inc. Class A.....................  26,530    120,446
   *CBIZ, Inc...............................................  54,187    328,373
    CDI Corp................................................  20,602    350,646
    CECO Environmental Corp.................................  11,949    132,156
    Celadon Group, Inc......................................  25,084    496,914
   *Champion Industries, Inc................................   6,476        712
   *Chart Industries, Inc...................................  23,323  1,543,749
    Chicago Rivet & Machine Co..............................     508     10,450
    Cintas Corp.............................................  14,003    591,767
    CIRCOR International, Inc...............................  18,896    784,184
    CLAROC, Inc.............................................   7,342    370,477
   *Clean Harbors, Inc......................................   5,654    314,306
    CNH Global NV...........................................   5,744    274,219
    Coleman Cable, Inc......................................   6,036     61,748
  #*Colfax Corp.............................................  16,318    727,946
   *Columbus McKinnon Corp..................................  20,871    394,879
    Comfort Systems USA, Inc................................  40,925    528,342
   *Command Security Corp...................................   5,329     11,191
   *Commercial Vehicle Group, Inc...........................   6,362     51,469
    CompX International, Inc................................   2,522     34,047
   *Consolidated Graphics, Inc..............................  11,700    428,571
    Con-way, Inc............................................  53,807  1,688,464
   *Copart, Inc.............................................  11,279    405,029
  #*Corporate Executive Board Co. (The).....................   8,386    420,222
    Corrections Corp. of America............................  34,970  1,325,013
    Courier Corp............................................  16,697    202,201
    Covanta Holding Corp.................................... 114,797  2,263,797
   *Covenant Transportation Group, Inc. Class A.............  11,052     69,738
   *CPI Aerostructures, Inc.................................   6,498     73,297
   *CRA International, Inc..................................  11,485    213,506
    Crane Co................................................  10,086    507,124
    CSX Corp................................................ 144,640  3,186,419
   *Cubic Corp..............................................  17,050    801,350
   *Cummins, Inc............................................   5,600    643,048
    Curtiss-Wright Corp.....................................  50,227  1,790,593
    Danaher Corp............................................  20,920  1,253,736
    Deere & Co..............................................   6,000    564,360
   *Delta Air Lines, Inc....................................  51,800    719,502
   *Deluxe Corp.............................................  16,822    618,881
   *DigitalGlobe, Inc.......................................  17,917    501,138
   *Dolan Co. (The).........................................  31,785    111,565
   *Donaldson Co., Inc......................................   2,300     86,503
    Douglas Dynamics, Inc...................................  25,084    330,607

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    Dover Corp.............................................  12,776 $   883,844
   *Ducommun, Inc..........................................  11,679     187,214
   #Dun & Bradstreet Corp. (The)...........................   4,626     377,204
   *DXP Enterprises, Inc...................................  12,720     723,768
   *Dycom Industries, Inc..................................  34,488     723,558
    Dynamic Materials Corp.................................  14,706     244,414
   *Eagle Bulk Shipping, Inc...............................  14,547      29,967
    Eastern Co. (The)......................................   5,585      87,349
   *Eaton Corp. P.L.C......................................  29,601   1,685,777
   *Echo Global Logistics, Inc.............................   9,809     182,153
    Ecology & Environment, Inc. Class A....................   2,769      35,720
    EMCOR Group, Inc.......................................  62,324   2,264,231
    Encore Wire Corp.......................................  22,353     729,155
   *Energy Recovery, Inc...................................  28,517     106,368
   *EnergySolutions, Inc...................................  94,267     361,043
   *EnerNOC, Inc...........................................  29,648     458,062
   *EnerSys, Inc...........................................  46,160   1,889,329
   *Engility Holdings, Inc.................................  14,970     288,172
    Ennis, Inc.............................................  35,570     555,248
   *EnPro Industries, Inc..................................  21,572     959,523
    EnviroStar, Inc........................................   1,100       1,705
    Equifax, Inc...........................................  11,845     695,302
    ESCO Technologies, Inc.................................  26,275   1,081,742
    Espey Manufacturing & Electronics Corp.................   3,027      76,099
   *Esterline Technologies Corp............................  32,129   2,133,044
   *Excel Maritime Carriers, Ltd...........................  60,527      33,350
    Exelis, Inc............................................  49,862     547,983
    Expeditors International of Washington, Inc............   2,600     111,540
   *Exponent, Inc..........................................  10,060     491,833
   *Federal Signal Corp....................................  64,194     516,120
    FedEx Corp.............................................  21,280   2,158,856
   *Flow International Corp................................  49,798     187,738
    Flowserve Corp.........................................   3,400     533,018
   *Fluor Corp.............................................   8,135     527,392
   *Fortune Brands Home & Security, Inc....................  32,275   1,056,684
   *Forward Air Corp.......................................   7,700     285,747
   *Franklin Covey Co......................................  20,197     280,334
   *Franklin Electric Co., Inc.............................  17,772   1,182,193
    FreightCar America, Inc................................  13,112     325,046
   *Frozen Food Express Industries.........................  13,412      14,887
  #*FTI Consulting, Inc....................................  45,039   1,463,768
   *Fuel Tech, Inc.........................................  26,879     115,042
   *Furmanite Corp.........................................  37,166     197,351
    G & K Services, Inc. Class A...........................  20,819     833,593
    Gardner Denver, Inc....................................  12,374     870,758
    GATX Corp..............................................  50,400   2,386,440
  #*Genco Shipping & Trading, Ltd..........................  42,355     141,466
   *Gencor Industries, Inc.................................   4,926      36,403
   *GenCorp, Inc...........................................  18,966     203,505
    Generac Holdings, Inc..................................   6,138     228,211
   *General Cable Corp.....................................  54,839   1,843,687
    General Dynamics Corp..................................  21,357   1,415,969
    General Electric Co.................................... 834,329  18,588,850
   *Genesee & Wyoming, Inc. Class A........................  19,426   1,643,051
    Geo Group, Inc. (The)..................................  80,869   2,637,947
   *GeoEye, Inc............................................  20,235     725,020
   *Gibraltar Industries, Inc..............................  33,327     578,890
    Global Power Equipment Group, Inc......................  15,083     247,512
   *Gorman-Rupp Co. (The)..................................  13,753     417,954
   *GP Strategies Corp.....................................  18,640     398,896
   *Graco, Inc.............................................   4,338     248,134

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
  #*GrafTech International, Ltd.............................  65,360 $  627,456
    Graham Corp.............................................   9,534    220,903
    Granite Construction, Inc...............................  38,059  1,383,825
    Great Lakes Dredge & Dock Corp..........................  64,685    606,745
   *Greenbrier Cos., Inc....................................  29,057    579,106
    Griffon Corp............................................  68,474    807,993
    H&E Equipment Services, Inc.............................  37,311    719,356
    Hardinge, Inc...........................................  12,424    140,143
    Harsco Corp.............................................  72,470  1,847,260
   *Hawaiian Holdings, Inc..................................  57,468    331,590
   *Heartland Express, Inc..................................  24,726    341,961
   #HEICO Corp..............................................   9,422    427,382
   *HEICO Corp. Class A.....................................  20,756    705,912
    Heidrick & Struggles International, Inc.................  19,217    303,821
   *Heritage-Crystal Clean, Inc.............................   1,954     30,736
   *Herman Miller, Inc......................................  11,372    280,888
   *Hertz Global Holdings, Inc..............................  61,491  1,124,055
   *Hexcel Corp.............................................  22,061    591,014
   *Hill International, Inc.................................  40,646    138,603
   *HNI Corp................................................  22,562    712,282
   *Honeywell International, Inc............................   1,900    129,656
    Houston Wire & Cable Co.................................  17,435    208,348
   *Hub Group, Inc. Class A.................................  22,675    834,667
    Hubbell, Inc. Class A...................................   1,952    164,027
   *Hubbell, Inc. Class B...................................   8,716    793,592
   *Hudson Global, Inc......................................  34,265    164,815
   *Huntington Ingalls Industries, Inc......................  14,948    662,196
   *Hurco Cos., Inc.........................................   6,280    186,390
   *Huron Consulting Group, Inc.............................  19,115    651,822
    Hyster-Yale Materials Handling, Inc.....................  13,948    699,911
   *ICF International, Inc..................................  21,709    496,919
    IDEX Corp...............................................  20,283  1,011,919
   *IHS, Inc................................................   4,370    449,673
   *II-VI, Inc..............................................  37,904    645,126
   *Illinois Tool Works, Inc................................  13,917    874,405
   *Ingersoll-Rand P.L.C....................................  22,300  1,145,997
  #*InnerWorkings, Inc......................................  36,891    513,154
   *Innotrac Corp...........................................   2,916      9,477
    Innovative Solutions & Support, Inc.....................  16,826     71,342
    Insperity, Inc..........................................  15,017    505,022
    Insteel Industries, Inc.................................  19,007    288,146
   *Integrated Electrical Services, Inc.....................  12,442     60,344
   *Interface, Inc..........................................  26,004    436,347
    International Shipholding Corp..........................   1,100     21,010
    Intersections, Inc......................................  17,467    181,307
   #Iron Mountain, Inc......................................  19,147    655,019
    ITT Corp................................................  34,437    884,342
   *J.B. Hunt Transport Services, Inc.......................   6,000    403,620
   *Jacobs Engineering Group, Inc...........................  12,712    611,574
   *JetBlue Airways Corp.................................... 326,826  1,898,859
   *John Bean Technologies Corp.............................  16,543    309,189
   *Joy Global, Inc.........................................   1,087     68,666
   *Kadant, Inc.............................................   1,953     52,477
   *Kaman Corp..............................................  18,841    684,682
    Kansas City Southern....................................  14,629  1,362,106
    KAR Auction Services, Inc...............................  31,720    676,588
   *Kaydon Corp.............................................  35,076    869,885
    KBR, Inc................................................   7,311    228,249
    Kelly Services, Inc. Class A............................  42,300    674,262
    Kelly Services, Inc. Class B............................     700     11,522
   #Kennametal, Inc.........................................  22,939    940,728

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *Key Technology, Inc.....................................   5,258 $   64,673
    Kforce, Inc.............................................  37,672    518,367
    Kimball International, Inc. Class B.....................  30,792    332,554
   *Kirby Corp..............................................  23,203  1,639,292
   *Knight Transportation, Inc..............................  54,599    870,854
   *Knoll, Inc..............................................   9,371    155,371
   *Korn/Ferry International................................  52,163    896,160
   *Kratos Defense & Security Solutions, Inc................  33,847    149,265
    L.B. Foster Co. Class A.................................  10,981    475,587
    L.S. Starrett Co. Class A (The).........................   6,944     74,995
    L-3 Communications Holdings, Inc........................  51,064  3,876,779
    Landstar System, Inc....................................   3,029    172,774
    Lawson Products, Inc....................................   8,745     96,020
   *Layne Christensen Co....................................  22,124    501,551
    Lennox International, Inc...............................   6,621    380,774
   *Lincoln Electric Holdings, Inc..........................  19,400  1,046,242
    Lindsay Corp............................................   5,627    523,536
   *LMI Aerospace, Inc......................................  12,480    275,808
    LSI Industries, Inc.....................................  32,842    237,776
   *Luna Innovations, Inc...................................   3,800      4,902
   *Lydall, Inc.............................................  17,009    259,898
   *Magnetek, Inc...........................................   1,197     15,872
   *Manitex International, Inc..............................   3,300     32,076
   *Manitowoc Co., Inc. (The)...............................  58,740  1,033,824
   #Manpower, Inc...........................................  58,135  2,993,952
    Marten Transport, Ltd...................................  23,810    484,772
    Masco Corp..............................................  60,333  1,109,524
  #*MasTec, Inc.............................................  75,702  2,142,367
    Mastech Holdings, Inc...................................     793      6,027
   *Matson, Inc.............................................  39,400  1,079,954
    McGrath RentCorp........................................  24,164    722,262
   *Meritor, Inc............................................  42,906    195,651
   *Metalico, Inc...........................................  43,586     84,121
    Met-Pro Corp............................................  15,806    163,908
   *MFRI, Inc...............................................   5,730     34,781
    Michael Baker Corp......................................   9,360    240,458
   *Middleby Corp...........................................   6,296    890,003
    Miller Industries, Inc..................................  13,234    202,216
   *Mine Safety Appliances Co...............................  21,994  1,016,563
   *Mistras Group, Inc......................................  14,894    327,966
   *Mobile Mini, Inc........................................  49,719  1,193,256
   *Moog, Inc. Class A......................................  39,159  1,715,164
   *Moog, Inc. Class B......................................   2,977    130,780
   *MSC Industrial Direct Co., Inc. Class A.................   2,891    228,736
   *Mueller Industries, Inc.................................  35,636  1,901,537
   *Mueller Water Products, Inc. Class A.................... 171,486  1,013,482
    Multi-Color Corp........................................  15,188    363,904
   *MYR Group, Inc..........................................  22,265    499,849
   #National Presto Industries, Inc.........................   6,835    501,347
   *National Technical Systems, Inc.........................  10,048     80,183
   *Navigant Consulting, Inc................................  52,775    608,496
   *NCI Building Systems, Inc...............................   1,411     21,842
    NL Industries, Inc......................................  44,564    576,658
   *NN, Inc.................................................  18,861    174,653
   *Nordson Corp............................................  10,670    721,505
    Norfolk Southern Corp...................................  23,976  1,651,227
    Northrop Grumman Corp...................................  17,610  1,145,354
   *Northwest Pipe Co.......................................   9,909    244,257
   *Ocean Power Technologies, Inc...........................   8,120     17,296
   *Old Dominion Freight Line, Inc..........................  44,451  1,657,133
    Omega Flex, Inc.........................................   4,638     65,952

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Industrials -- (Continued)
   *On Assignment, Inc......................................  40,261 $  984,381
   *Orbital Sciences Corp...................................  59,982    881,735
   *Orion Energy Systems, Inc...............................  20,365     41,341
   *Orion Marine Group, Inc.................................  20,909    163,090
   *Oshkosh Corp............................................  76,569  2,999,973
   *Owens Corning, Inc...................................... 115,475  4,811,843
    P.A.M. Transportation Services, Inc.....................   8,221     77,606
   *PACCAR, Inc.............................................   6,137    288,807
   *Pacer International, Inc................................  39,593    161,144
   #Pall Corp...............................................   7,100    484,930
   *Parker Hannifin Corp....................................   9,014    838,032
   *Park-Ohio Holdings Corp.................................  12,584    303,778
   *Patrick Industries, Inc.................................   5,987     98,546
   *Patriot Transportation Holding, Inc.....................   7,423    191,291
   *Pendrell Corp...........................................   8,111     11,842
    Pentair, Inc............................................  57,632  2,920,790
   *PGT, Inc................................................  40,652    199,195
    Pike Electric Corp......................................  36,116    375,606
   #Pitney Bowes, Inc.......................................   4,400     63,404
   *Plug Power, Inc.........................................   4,599      2,116
   *PMFG, Inc...............................................   6,887     57,920
  #*Polypore International, Inc.............................  11,353    438,112
   *Powell Industries, Inc..................................  12,307    556,892
   *PowerSecure International, Inc..........................  21,567    187,417
    Precision Castparts Corp................................   2,600    476,840
    Preformed Line Products Co..............................   5,844    394,353
   *Primoris Services Corp..................................  14,874    285,283
    Providence & Worcester Railroad Co......................   2,562     40,992
   #Quad/Graphics, Inc......................................  11,542    250,461
   *Quality Distribution, Inc...............................  11,361     84,185
    Quanex Building Products Corp...........................  35,430    731,984
   *Quanta Services, Inc....................................  99,324  2,877,416
   #Raven Industries, Inc...................................  13,629    367,029
    Raytheon Co.............................................  11,993    631,791
   *RBC Bearings, Inc.......................................  13,626    718,499
    RCM Technologies, Inc...................................  10,468     57,888
   *Real Goods Solar, Inc. Class A..........................   3,465      3,284
    Regal-Beloit Corp.......................................  19,100  1,416,456
   *Republic Airways Holdings, Inc..........................  53,162    446,029
    Republic Services, Inc..................................  61,244  1,953,071
    Resources Connection, Inc...............................  47,834    584,053
   *Roadrunner Transportation Systems, Inc..................  29,953    602,355
    Robbins & Myers, Inc....................................  35,927  2,093,826
   *Robert Half International, Inc..........................   1,000     35,240
   *Rockwell Automation, Inc................................   9,200    820,548
   *Rollins, Inc............................................  11,475    283,662
    Roper Industries, Inc...................................   9,010  1,058,224
   #RR Donnelley & Sons Co..................................  64,795    596,114
   *Rush Enterprises, Inc. Class A..........................  30,340    717,844
   *Rush Enterprises, Inc. Class B..........................   4,506     88,182
    Ryder System, Inc.......................................  66,622  3,782,797
   *Saia, Inc...............................................  18,015    467,309
    Sauer-Danfoss, Inc......................................  14,840    796,463
    Schawk, Inc.............................................  26,443    339,528
    Seaboard Corp...........................................     535  1,446,271
    SeaCube Container Leasing, Ltd..........................  12,257    281,543
    Servotronics, Inc.......................................   1,499     12,442
   *Shaw Group, Inc. (The)..................................  24,542  1,161,327
    SIFCO Industries, Inc...................................   4,888     75,666
    Simpson Manufacturing Co., Inc..........................  42,910  1,391,142
    SkyWest, Inc............................................  76,189    963,029

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    SL Industries, Inc....................................   9,000 $  157,320
    SmartPros, Ltd........................................   1,700      2,380
    Snap-on, Inc..........................................  25,034  2,028,255
    Southwest Airlines Co................................. 417,610  4,681,408
   *Sparton Corp..........................................  10,134    154,239
   *Spirit Aerosystems Holdings, Inc. Class A.............  41,712    664,889
   *Spirit Airlines, Inc..................................   1,658     32,149
    SPX Corp..............................................  17,868  1,333,489
   *Standard Parking Corp.................................   8,824    184,951
    Standard Register Co. (The)...........................  26,210     17,299
    Standex International Corp............................  14,134    800,691
    Stanley Black & Decker, Inc...........................  28,315  2,175,441
   *Steelcase, Inc. Class A...............................  80,700  1,099,941
   *Stericycle, Inc.......................................   2,600    245,310
   *Sterling Construction Co., Inc........................  16,504    169,166
   *Sun Hydraulics Corp...................................  12,252    338,155
   *Supreme Industries, Inc. Class A......................   8,847     33,442
   *Swift Transportation Co...............................  18,434    251,808
   *SYKES Enterprises, Inc................................  45,727    736,205
    Sypris Solutions, Inc.................................  17,625     72,968
  #*TAL International Group, Inc..........................  32,292  1,353,035
   *Taser International, Inc..............................  53,936    451,444
   *Team, Inc.............................................  17,397    762,163
   *Tecumseh Products Co. Class A.........................  13,430     95,487
   *Tecumseh Products Co. Class B.........................   2,690     19,502
   *Teledyne Technologies, Inc............................  20,382  1,391,275
   *Tennant Co............................................   8,685    399,857
   *Terex Corp............................................ 100,493  3,253,963
   *Tetra Tech, Inc.......................................  60,524  1,734,618
    Textainer Group Holdings, Ltd.........................  34,000  1,409,300
    Textron, Inc..........................................  27,184    781,812
    Timken Co.............................................  13,113    702,988
   #Titan International, Inc..............................  30,018    729,137
  #*Titan Machinery, Inc..................................  22,774    658,396
   *TMS International Corp. Class A.......................     931     12,978
    Toro Co. (The)........................................   7,800    343,434
    Towers Watson & Co....................................   5,900    360,372
   *TransDigm Group, Inc..................................   4,939    668,938
   *TRC Cos., Inc.........................................  17,318    103,388
   *Trex Co., Inc.........................................   5,842    246,824
   *Trimas Corp...........................................  27,964    863,808
    Trinity Industries, Inc...............................  75,500  2,997,350
    Triumph Group, Inc....................................  28,344  1,994,567
   *TrueBlue, Inc.........................................  43,153    741,800
   *Tufco Technologies, Inc...............................   2,000     10,000
   *Tutor Perini Corp.....................................  52,103    864,389
    Twin Disc, Inc........................................  16,100    369,173
    Tyco International, Ltd...............................  33,704  1,018,872
   *Ultralife Corp........................................  16,511     53,165
    UniFirst Corp.........................................  14,392  1,176,402
    Union Pacific Corp....................................  33,180  4,361,843
   *United Continental Holdings, Inc......................  31,535    761,570
   *United Rentals, Inc...................................  42,810  2,167,042
   #United Stationers, Inc................................  39,596  1,320,131
   *United Technologies Corp..............................  20,727  1,815,063
    Universal Forest Products, Inc........................  23,626    960,397
   *Universal Power Group, Inc............................   2,111      3,926
   *Universal Security Instruments, Inc...................   1,213      5,034
    Universal Truckload Services, Inc.....................  16,084    288,547
    URS Corp..............................................  78,824  3,269,620
   *US Airways Group, Inc.................................  40,944    584,680

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *US Ecology, Inc.......................................  15,365 $    365,072
   *USA Truck, Inc........................................  12,082       59,927
   *USG Corp..............................................  53,224    1,564,253
    UTi Worldwide, Inc....................................  92,831    1,370,186
    Valmont Industries, Inc...............................   5,100      743,172
   *Versar, Inc...........................................   7,645       32,491
    Viad Corp.............................................  23,700      661,704
   *Vicor Corp............................................  23,646      127,215
   *Virco Manufacturing Corp..............................  21,636       57,768
   *Volt Information Sciences, Inc........................  24,400      193,004
    VSE Corp..............................................   5,353      128,526
   *W.W. Grainger, Inc....................................   3,802      828,152
   *WABCO Holdings, Inc...................................   8,200      513,812
    Wabtec Corp...........................................   5,944      556,477
    Waste Connections, Inc................................  35,628    1,283,321
    Waste Management, Inc.................................  15,718      571,821
    Watsco, Inc...........................................   7,900      595,265
    Watsco, Inc. Class B..................................   1,205       90,224
    Watts Water Technologies, Inc. Class A................  30,800    1,419,880
    Werner Enterprises, Inc...............................  70,267    1,659,707
   *Wesco Aircraft Holdings, Inc..........................   2,984       41,269
   *WESCO International, Inc..............................  26,617    1,941,178
   *Willdan Group, Inc....................................   5,554       11,663
   *Willis Lease Finance Corp.............................   8,183      120,536
    Woodward, Inc.........................................   8,559      328,751
  #*XPO Logistics, Inc....................................  13,139      220,078
    Xylem, Inc............................................  16,981      474,279
                                                                   ------------
Total Industrials.........................................          328,360,523
                                                                   ------------
Information Technology -- (11.1%)
  #*3D Systems Corp.......................................  33,209    1,921,141
   *Accelrys, Inc.........................................  60,377      568,751
   *ACI Worldwide, Inc....................................  12,252      582,460
    Activision Blizzard, Inc..............................  63,423      722,388
   *Actuate Corp..........................................  43,359      244,111
   *Acxiom Corp...........................................  75,579    1,340,016
   *ADDvantage Technologies Group, Inc....................   7,160       15,179
   *Adobe Systems, Inc....................................  13,169      498,183
   #ADTRAN, Inc...........................................  12,000      242,400
   *Advanced Energy Industries, Inc.......................  42,574      653,511
  #*Advanced Micro Devices, Inc...........................  51,208      133,141
   *Advanced Photonix, Inc. Class A.......................   3,200        2,336
   *Advent Software, Inc..................................  10,240      252,416
   *Aehr Test Systems.....................................   2,692        2,399
   *Aeroflex Holding Corp.................................     940        6,571
   *Aetrium, Inc..........................................   6,505        4,098
   *Agilysys, Inc.........................................  23,700      201,687
   *Akamai Technologies, Inc..............................   5,673      230,948
   *Alliance Data Systems Corp............................   2,000      315,200
   *Alpha & Omega Semiconductor, Ltd......................   5,202       42,188
    Altera Corp...........................................  14,759      493,246
    Amdocs, Ltd...........................................  14,311      510,760
   *American Software, Inc. Class A.......................  24,803      213,306
  #*Amkor Technology, Inc................................. 170,484      789,341
  #*Amphenol Corp. Class A................................   8,590      580,426
   *Amtech Systems, Inc...................................   8,142       31,835
   *ANADIGICS, Inc........................................  69,029      178,095
    Analog Devices, Inc...................................  16,533      721,500
   *Analysts International Corp...........................   5,658       20,595
   *Anaren, Inc...........................................  15,344      300,282
   *Anixter International, Inc............................  15,883    1,068,608

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *ANSYS, Inc............................................   6,005 $  441,968
   *AOL, Inc.............................................. 100,164  3,070,027
    Applied Materials, Inc................................  89,479  1,155,174
   *Applied Micro Circuits Corp...........................  68,408    586,257
   *Arris Group, Inc...................................... 120,339  1,988,000
   *Arrow Electronics, Inc................................  80,821  3,105,143
  #*Aruba Networks, Inc...................................  10,142    233,672
   *AsiaInfo-Linkage, Inc.................................  49,518    543,708
   *Aspen Technology, Inc.................................   7,189    219,983
    Astro-Med, Inc........................................   7,311     73,402
   *Atmel Corp............................................  54,133    362,691
   *ATMI, Inc.............................................  34,305    700,165
   *Autobytel, Inc........................................   2,224      9,096
   *Autodesk, Inc.........................................   5,337    207,503
   *Avago Technologies, Ltd...............................  11,223    401,447
   *Aviat Networks, Inc...................................  62,593    234,724
   *Avid Technology, Inc..................................  43,600    322,640
   *Avnet, Inc............................................  70,441  2,490,794
    AVX Corp.............................................. 116,630  1,328,416
    Aware, Inc............................................  18,447    106,255
   *Axcelis Technologies, Inc.............................  96,201    129,871
   *AXT, Inc..............................................  32,748     91,039
   *Badger Meter, Inc.....................................   9,967    493,267
    Bel Fuse, Inc. Class A................................   3,300     54,417
    Bel Fuse, Inc. Class B................................   9,614    179,109
   *Benchmark Electronics, Inc............................  77,718  1,364,728
    Black Box Corp........................................  25,515    597,816
   *Blackbaud, Inc........................................  15,029    374,523
   *Blucora, Inc..........................................  44,670    663,796
   *BMC Software, Inc.....................................   5,400    224,370
   *Booz Allen Hamilton Holding Corp......................   3,162     43,825
   *Bottomline Technologies (de), Inc.....................  22,107    642,872
    Broadcom Corp. Class A................................   1,000     32,450
   *Broadridge Financial Solutions, Inc...................   8,165    192,449
   *BroadVision, Inc......................................   4,752     39,632
   *Brocade Communications Systems, Inc................... 436,864  2,498,862
    Brooks Automation, Inc................................  64,154    600,481
   *Bsquare Corp..........................................   7,448     26,068
   *BTU International, Inc................................   6,833     20,841
    CA, Inc...............................................  12,587    312,409
   *Cabot Microelectronics Corp...........................  21,805    805,913
  #*CACI International, Inc. Class A......................  29,488  1,581,441
   *Cadence Design Systems, Inc...........................  24,600    342,678
   *CalAmp Corp...........................................  10,864     92,996
   *Calix, Inc............................................  20,229    164,664
   *Callidus Software, Inc................................   1,709      7,144
   *Cardtronics, Inc......................................   9,557    247,431
   *Cascade Microtech, Inc................................  12,931     96,724
   *Cass Information Systems, Inc.........................  10,744    416,867
   *CEVA, Inc.............................................  20,276    307,790
   *Checkpoint Systems, Inc...............................  43,109    519,895
   *China Information Technology, Inc.....................   2,969      3,058
   *Chyron International Corp.............................   2,300      2,300
   *CIBER, Inc............................................  76,731    259,351
   *Cirrus Logic, Inc.....................................  12,066    340,623
    Cisco Systems, Inc.................................... 176,942  3,639,697
   *Citrix Systems, Inc...................................   5,800    424,328
   *Clearfield, Inc.......................................   8,316     43,742
   *Cognex Corp...........................................  31,347  1,243,222
   *Cogo Group, Inc.......................................   9,130     21,729
   *Coherent, Inc.........................................  22,020  1,220,128

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
    Cohu, Inc.............................................  26,029 $  272,784
    Communications Systems, Inc...........................  13,122    146,179
   *CommVault Systems, Inc................................   5,207    399,533
    Computer Sciences Corp................................  24,516  1,024,769
   *Computer Task Group, Inc..............................  16,515    316,097
   *Compuware Corp........................................ 114,697  1,332,779
   *comScore, Inc.........................................   5,051     74,401
    Comtech Telecommunications Corp.......................  26,298    696,897
   *Comverse Technology, Inc..............................     227        990
   *Comverse, Inc.........................................      23        656
   *Concur Technologies, Inc..............................   4,757    318,243
    Concurrent Computer Corp..............................   7,430     48,592
    Convergys Corp........................................ 126,940  2,160,519
   *CoreLogic, Inc........................................ 102,327  2,685,060
    Corning, Inc.......................................... 222,643  2,671,716
   *CoStar Group, Inc.....................................   8,795    824,795
   *Cray, Inc.............................................  39,804    739,160
  #*Cree, Inc.............................................  68,311  2,947,620
    Crexendo, Inc.........................................   6,718     17,131
   *CSG Systems International, Inc........................  36,325    684,000
    CSP, Inc..............................................   2,269     14,204
    CTS Corp..............................................  21,572    214,641
   *CyberOptics Corp......................................   7,973     59,558
   *Cymer, Inc............................................  26,839  2,763,612
    Cypress Semiconductor Corp............................   7,184     73,780
   *Daktronics, Inc.......................................  41,222    488,893
   *Datalink Corp.........................................  16,974    149,201
   *Dataram Corp..........................................   7,900      3,397
   *Dealertrack Technologies, Inc.........................  38,086  1,202,756
  #*Demand Media, Inc.....................................  24,294    205,284
   *Dice Holdings, Inc....................................  63,896    601,261
   *Diebold, Inc..........................................  31,432    925,358
   *Digi International, Inc...............................  26,868    263,306
    Digimarc Corp.........................................   5,363    114,822
   *Digital River, Inc....................................  34,557    501,768
   *Diodes, Inc...........................................  41,392    787,276
   *Dot Hill Systems Corp.................................  51,635     59,897
   *DSP Group, Inc........................................  22,785    149,470
    DST Systems, Inc......................................  11,104    743,302
   *DTS, Inc..............................................  11,696    223,394
   *Dynamics Research Corp................................   9,728     66,734
    EarthLink, Inc........................................ 116,896    794,893
   *eBay, Inc.............................................  38,237  2,138,595
   #Ebix, Inc.............................................  29,521    482,373
   *Echelon Corp..........................................  10,191     24,662
   *EchoStar Corp. Class A................................  38,099  1,386,042
   *Edgewater Technology, Inc.............................   8,479     35,188
   *Elecsys Corp..........................................   1,496      6,582
    Electro Rent Corp.....................................  26,078    403,687
    Electro Scientific Industries, Inc....................  33,107    357,556
   *Electronic Arts, Inc..................................  19,023    299,232
   *Electronics for Imaging, Inc..........................  45,192  1,022,243
   *Ellie Mae, Inc........................................   2,429     48,653
    eMagin Corp...........................................  11,664     37,908
   *EMC Corp..............................................  65,000  1,599,650
  #*EMCORE Corp...........................................  23,662    142,445
   *Emulex Corp...........................................  95,642    730,705
   *Entegris, Inc......................................... 161,194  1,589,373
   *Entropic Communications, Inc..........................  89,440    468,666
   *Envestnet, Inc........................................   3,782     52,608
    EPIQ Systems, Inc.....................................  38,573    475,991

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
    ePlus, Inc..............................................   8,798 $  409,899
   *Equinix, Inc............................................   3,982    857,842
   *Euronet Worldwide, Inc..................................  48,710  1,191,934
   *Exar Corp...............................................  49,620    520,514
   *ExlService Holdings, Inc................................  22,179    657,829
   *Extreme Networks........................................ 102,706    378,985
   *F5 Networks, Inc........................................   3,400    356,592
   *Fabrinet................................................  10,156    148,684
  #*FactSet Research Systems, Inc...........................   1,700    157,284
   *Fair Isaac Corp.........................................  37,239  1,678,362
   *Fairchild Semiconductor International, Inc.............. 137,401  2,029,413
   *FalconStor Software, Inc................................  29,232     78,342
   *FARO Technologies, Inc..................................  15,031    499,180
   *FEI Co..................................................  34,356  2,094,342
    Fidelity National Information Services, Inc............. 150,228  5,574,961
   *Finisar Corp............................................  47,123    730,406
  #*First Solar, Inc........................................  83,395  2,350,071
   *Fiserv, Inc.............................................  12,226    981,870
    FLIR Systems, Inc.......................................  15,627    371,454
   *FormFactor, Inc.........................................  50,202    251,010
   *Forrester Research, Inc.................................  14,149    399,992
    Frequency Electronics, Inc..............................   8,185     75,138
   *Gartner Group, Inc......................................   8,459    435,723
    Genpact, Ltd............................................   6,410    107,367
   *GigOptix, Inc...........................................   3,278      4,786
   *Global Cash Access Holdings, Inc........................  62,220    469,761
   *Global Payments, Inc....................................   5,500    270,930
    Globalscape, Inc........................................   2,198      2,989
   *Globecomm Systems, Inc..................................  26,305    326,182
   *GSE Systems, Inc........................................  26,843     54,760
   *GSI Group, Inc..........................................  36,710    348,745
   *GSI Technology, Inc.....................................  27,206    180,920
  #*GT Advanced Technologies, Inc...........................  24,000     75,840
   *Guidance Software, Inc..................................   9,803    124,988
    Hackett Group, Inc. (The)...............................  41,738    179,473
   *Harmonic, Inc........................................... 119,987    627,532
   *Harris Corp.............................................   9,532    440,378
   *Hauppauge Digital, Inc..................................   7,708      5,935
   *Heartland Payment Systems, Inc..........................   6,699    212,760
    Hewlett-Packard Co...................................... 236,991  3,912,721
  #*Hittite Microwave Corp..................................   9,389    576,297
   *Hutchinson Technology, Inc..............................  22,305     62,231
   *I.D. Systems, Inc.......................................  11,992     66,316
    IAC/InterActiveCorp..................................... 115,491  4,764,004
   *Identive Group, Inc.....................................  42,924     57,947
   *IEC Electronics Corp....................................   7,468     48,990
   *iGATE Corp..............................................  33,758    590,090
   *iGo, Inc................................................  25,845      6,978
   *Ikanos Communications, Inc..............................   8,330     15,161
   *Imation Corp............................................  39,287    145,755
   *Immersion Corp..........................................  23,609    160,541
  #*Infinera Corp...........................................  77,706    554,044
   *Informatica Corp........................................   6,484    239,973
   *Infosonics Corp.........................................   4,100      2,604
   *Ingram Micro, Inc. Class A.............................. 149,359  2,715,347
   *Innodata, Inc...........................................  21,458     80,682
   *Inphi Corp..............................................  16,924    135,900
   *Insight Enterprises, Inc................................  68,222  1,337,151
   *Integrated Device Technology, Inc....................... 187,332  1,354,410
   *Integrated Silicon Solution, Inc........................  28,968    271,430
    Intel Corp.............................................. 165,630  3,484,855

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Intellicheck Mobilisa, Inc............................   2,300 $    1,656
   *Interactive Intelligence Group, Inc...................   7,937    319,226
   *InterDigital, Inc.....................................   3,715    161,194
   *Intermec, Inc.........................................  51,340    507,239
   *Internap Network Services Corp........................  55,781    441,228
   *International Rectifier Corp..........................  74,933  1,460,444
   *Interphase Corp.......................................   4,200     10,500
    Intersil Corp. Class A................................ 120,901  1,045,794
    inTEST Corp...........................................   2,202      6,694
   *Intevac, Inc..........................................  24,856    104,644
   *IntraLinks Holdings, Inc..............................  13,278     85,909
   *IntriCon Corp.........................................   6,777     31,852
   *Intuit, Inc...........................................   6,400    399,232
   *Inuvo, Inc............................................   3,127      2,720
    IPG Photonics Corp....................................  11,861    776,658
   *Iteris, Inc...........................................  13,000     21,190
  #*Itron, Inc............................................  34,883  1,618,222
  #*Ixia..................................................  55,569  1,055,255
    IXYS Corp.............................................  35,507    342,287
  #*j2 Global, Inc........................................  25,250    803,455
   *Jabil Circuit, Inc....................................  27,055    511,610
    Jack Henry & Associates, Inc..........................  10,749    445,869
   *JDS Uniphase Corp.....................................  26,000    377,260
   *Juniper Networks, Inc.................................  40,699    910,844
   *Kemet Corp............................................  49,217    283,490
   *Key Tronic Corp.......................................  11,045    106,363
    Keynote Systems, Inc..................................  18,043    281,471
  o*KIT Digital, Inc......................................  47,358     18,943
    KLA-Tencor Corp.......................................   9,600    527,136
   *Kopin Corp............................................  75,094    259,825
   *Kulicke & Soffa Industries, Inc.......................  81,103    918,086
   *KVH Industries, Inc...................................  14,180    206,461
   *Lam Research Corp.....................................  47,402  1,950,118
   *Lattice Semiconductor Corp............................ 103,357    459,939
   *Lender Processing Services, Inc.......................   8,446    203,042
    Lexmark International, Inc. Class A...................  45,392  1,092,132
   *LGL Group, Inc. (The).................................   1,300      6,838
   *Limelight Networks, Inc...............................  99,614    235,089
   *Linear Technology Corp................................   3,740    136,959
   *Lionbridge Technologies, Inc..........................  26,308    104,969
   *Liquidity Services, Inc...............................   1,243     39,614
   *Littlefuse, Inc.......................................  14,744    943,763
   *LoJack Corp...........................................  26,126     84,387
    Loral Space & Communications, Inc.....................  11,149    654,335
   *LSI Corp..............................................  52,348    368,530
   *LTX-Credence Corp.....................................  52,295    321,091
   *Magnachip Semiconductor Corp..........................  28,055    449,441
   *Management Network Group, Inc.........................   1,166      3,265
   *Manhattan Associates, Inc.............................   8,910    610,424
    ManTech International Corp. Class A...................  26,060    642,900
    Marchex, Inc. Class B.................................  28,607    106,418
   *Market Leader, Inc....................................  17,101    129,626
    Marvell Technology Group, Ltd.........................  15,363    142,108
  #*Mattersight Corp......................................   2,773     12,257
   *Mattson Technology, Inc...............................  53,844     70,536
    Maxim Integrated Products, Inc........................  16,551    520,529
   *MAXIMUS, Inc..........................................  18,031  1,236,386
   *MaxLinear, Inc. Class A...............................   5,160     26,729
   *Maxwell Technologies, Inc.............................  10,650    102,986
   *Measurement Specialties, Inc..........................  15,274    539,172
   *MEMC Electronic Materials, Inc........................ 200,775    835,224

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *MEMSIC, Inc...........................................  20,812 $   70,553
   *Mentor Graphics Corp.................................. 101,571  1,739,911
   *Mercury Systems, Inc..................................  33,998    249,885
    Mesa Laboratories, Inc................................   2,579    134,082
    Methode Electronics, Inc..............................  42,014    404,175
   *Micrel, Inc...........................................  46,493    483,992
  #*Microchip Technology, Inc.............................  12,600    421,470
   *Micron Technology, Inc................................ 569,578  4,306,010
   *MICROS Systems, Inc...................................   7,720    355,352
   *Microsemi Corp........................................  80,527  1,684,625
   *Mindspeed Technologies, Inc...........................  39,726    195,452
   *MIPS Technologies, Inc................................  30,791    242,017
    MKS Instruments, Inc..................................  50,719  1,409,988
    MOCON, Inc............................................   7,200    100,872
   *ModusLink Global Solutions, Inc.......................  41,970    122,133
   #Molex, Inc............................................   5,274    143,242
    Molex, Inc. Class A...................................  21,424    481,826
   *MoneyGram International, Inc..........................   3,282     45,193
   *Monolithic Power Systems, Inc.........................  33,969    791,478
    Monotype Imaging Holdings, Inc........................  34,236    618,987
   *Monster Worldwide, Inc................................ 108,437    628,935
   *MoSys, Inc............................................  27,737     99,853
   *Motorola Solutions, Inc...............................   9,075    529,889
   *Move, Inc.............................................  21,403    201,830
   *MTS Systems Corp......................................  11,683    664,179
   *Multi-Fineline Electronix, Inc........................  22,775    363,831
   *Nanometrics, Inc......................................  21,530    336,083
   *NAPCO Security Technologies, Inc......................  10,990     39,674
    National Instruments Corp.............................  11,250    319,500
   *NCI, Inc. Class A.....................................   7,471     39,297
   *NCR Corp..............................................  22,900    635,933
   *NetApp, Inc...........................................   1,200     43,200
   *NETGEAR, Inc..........................................  33,758  1,185,243
  #*NetList, Inc..........................................  10,407      8,117
   *NetScout Systems, Inc.................................  26,955    701,639
   *NetSuite, Inc.........................................   4,884    343,003
   *NeuStar, Inc. Class A.................................   7,297    329,387
   *Newport Corp..........................................  42,818    617,436
   *NIC, Inc..............................................  15,484    252,389
   *Novatel Wireless, Inc.................................  30,397     57,146
  #*Nuance Communications, Inc............................  22,798    548,292
   *Numerex Corp. Class A.................................   5,996     74,410
    NVIDIA Corp...........................................  38,551    472,635
   *Oclaro, Inc...........................................  74,291    120,351
   *Official Payments Holdings, Inc.......................  16,383    101,738
   *OmniVision Technologies, Inc..........................  58,681    901,927
   *ON Semiconductor Corp.................................  56,713    445,197
   *Online Resources Corp.................................  32,131    122,419
  #*Onvia, Inc............................................     700      2,541
   *Oplink Communications, Inc............................  26,521    446,879
    Optical Cable Corp....................................   6,626     27,630
   *OSI Systems, Inc......................................  18,552  1,010,342
   *PAR Technology Corp...................................  12,088     53,671
    Park Electrochemical Corp.............................  20,914    546,692
  #*ParkerVision, Inc.....................................   2,838      6,783
    PC Connection, Inc....................................  27,310    337,278
   *PCM, Inc..............................................  12,900     86,043
    PC-Tel, Inc...........................................  23,419    173,769
   *PDF Solutions, Inc....................................  21,746    326,625
    Perceptron, Inc.......................................   8,515     62,670
   *Perficient, Inc.......................................  33,357    398,950

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Performance Technologies, Inc.........................  10,667 $   10,347
   *Pericom Semiconductor Corp............................  26,855    189,865
   *Pervasive Software, Inc...............................  16,262    148,797
   *Photronics, Inc.......................................  68,273    408,955
   *Pixelworks, Inc.......................................  12,700     33,401
   *Planar Systems, Inc...................................  16,655     28,813
   *Plantronics, Inc......................................  28,049  1,153,375
   *Plexus Corp...........................................  33,917    865,562
   *PLX Technology, Inc...................................  39,372    183,474
   *PMC-Sierra, Inc....................................... 223,400  1,291,252
   *Polycom, Inc..........................................  54,992    606,562
   *Power Integrations, Inc...............................  14,548    544,095
  #*Power-One, Inc........................................  80,457    323,437
   *PRGX Global, Inc......................................  23,205    156,634
   *Procera Networks, Inc.................................   2,338     39,349
   *Progress Software Corp................................  40,051    939,997
   *PROS Holdings, Inc....................................   8,096    178,598
   *PTC, Inc..............................................  13,187    305,675
   *Pulse Electronics Corp................................  10,507      3,151
    QAD, Inc. Class A.....................................   8,223    114,217
    QAD, Inc. Class B.....................................   2,342     29,743
   *QLogic Corp...........................................  62,949    727,061
   *Qualstar Corp.........................................   6,493     10,389
   *Quantum Corp..........................................  51,697     70,308
  #*QuickLogic Corp.......................................  10,134     21,383
   *Rackspace Hosting, Inc................................     600     45,210
   *Radisys Corp..........................................  29,188    113,833
   *Rainmaker Systems, Inc................................   3,113      2,459
   *Rambus, Inc...........................................   6,453     35,233
   *RealNetworks, Inc.....................................  37,272    285,504
   *Red Hat, Inc..........................................   6,300    350,028
   *Reis, Inc.............................................  11,179    163,325
   *Relm Wireless Corp....................................   7,900     13,114
  #*Remark Media, Inc.....................................     844      1,139
    RF Industries, Ltd....................................   7,730     42,206
   *RF Micro Devices, Inc................................. 246,901  1,234,505
    Richardson Electronics, Ltd...........................  15,984    193,726
    Rimage Corp...........................................  10,312     71,565
   *Riverbed Technology, Inc..............................  14,550    282,270
   *Rofin-Sinar Technologies, Inc.........................  27,404    702,365
   *Rogers Corp...........................................  14,600    684,156
   *Rosetta Stone, Inc....................................  21,203    274,791
   *Rovi Corp.............................................  13,664    236,251
  #*Rubicon Technology, Inc...............................  18,870    126,806
   *Rudolph Technologies, Inc.............................  36,006    485,721
   *Saba Software, Inc....................................  13,285    123,019
    SAIC, Inc.............................................  53,133    642,909
   *SanDisk Corp..........................................  34,190  1,709,158
   *Sanmina Corp..........................................  90,819    864,597
   *Sapient Corp..........................................  26,378    319,438
   *ScanSource, Inc.......................................  28,724    834,719
   *Scientific Learning Corp..............................   3,710      2,337
   *SeaChange International, Inc..........................  38,662    431,081
   *Seagate Technology....................................  21,998    747,492
   *Selectica, Inc........................................     628      5,256
   *Semtech Corp..........................................  41,469  1,250,705
   *Sevcon, Inc...........................................   1,971      7,017
   *ShoreTel, Inc.........................................  40,947    175,663
   *Sigma Designs, Inc....................................  33,056    176,519
  #*Silicon Graphics International Corp...................  28,598    415,815
   *Silicon Image, Inc....................................  78,853    382,437

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Silicon Laboratories, Inc.............................   7,520 $  328,173
   *Skyworks Solutions, Inc...............................  15,800    378,252
   *Smith Micro Software, Inc.............................  38,073     57,110
   *SMTC Corp.............................................   4,872     12,570
   *SolarWinds, Inc.......................................  12,382    673,828
   *Solera Holdings, Inc..................................   6,600    361,746
   *Sonus Networks, Inc................................... 264,753    600,989
    Soundbite Communications, Inc.........................   3,594     10,459
   *Sourcefire, Inc.......................................     443     18,872
   *Spansion, Inc. Class A................................  62,265    716,048
   *Spark Networks, Inc...................................  10,005     72,236
   *Spire Corp............................................   4,715      2,735
   *SS&C Technologies Holdings, Inc.......................  71,765  1,624,042
   *Stamps.com, Inc.......................................  12,830    346,282
   *StarTek, Inc..........................................  13,585     58,551
   *STEC, Inc.............................................  50,668    256,380
  #*Stratasys, Ltd........................................  14,377  1,128,307
   *SunPower Corp......................................... 108,521    845,379
   *Super Micro Computer, Inc.............................  33,098    409,753
    Supertex, Inc.........................................  12,713    243,073
   *Support.com, Inc......................................  47,103    196,420
   *Sycamore Networks, Inc................................  32,285     74,256
   *Symantec Corp.........................................  22,610    492,220
   *Symmetricom, Inc......................................  47,469    255,858
   *Synaptics, Inc........................................  17,683    620,320
   *SYNNEX Corp...........................................  41,620  1,496,239
   *Synopsys, Inc.........................................  31,373  1,049,113
    Syntel, Inc...........................................   4,100    238,989
   *Take-Two Interactive Software, Inc....................  56,803    691,293
    TE Connectivity, Ltd..................................  16,242    631,489
   *Tech Data Corp........................................  51,682  2,631,131
   *TechTarget, Inc.......................................  31,702    161,046
   *TeleCommunication Systems, Inc. Class A...............  55,280    124,933
   *Telenav, Inc..........................................  43,915    346,928
   *TeleTech Holdings, Inc................................  34,566    646,384
    Tellabs, Inc.......................................... 383,621    874,656
    Telular Corp..........................................  14,945    165,740
   *Teradata Corp.........................................   2,900    193,314
   *Teradyne, Inc.........................................  73,504  1,187,825
    Tessco Technologies, Inc..............................  10,869    242,922
    Tessera Technologies, Inc.............................  55,691    977,377
    TheStreet, Inc........................................  29,582     48,219
   *TIBCO Software, Inc...................................  10,754    252,074
   *TNS, Inc..............................................   5,241    109,799
   *Total System Services, Inc............................  13,567    315,433
    Transact Technologies, Inc............................   7,182     57,743
   *Trimble Navigation, Ltd...............................   7,220    451,250
   *Trio-Tech International...............................   2,616      5,206
   *TriQuint Semiconductor, Inc........................... 183,190    961,748
    TSR, Inc..............................................     722      2,346
   *TTM Technologies, Inc.................................  87,884    700,435
   *Tyler Technologies, Inc...............................  14,547    786,265
  #*Ultimate Software Group, Inc..........................   2,149    218,209
   *Ultra Clean Holdings..................................  21,168    118,752
   *Ultratech, Inc........................................  21,900    891,987
  #*Unisys Corp...........................................  11,891    264,099
    United Online, Inc.................................... 101,150    671,636
   *Unwired Planet, Inc...................................  66,528    134,387
  #*USA Technologies, Inc.................................   1,583      3,467
   *UTStarcom Holdings Corp...............................  40,298     39,492
   *ValueClick, Inc.......................................  48,025    983,072

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
  #*Veeco Instruments, Inc................................  35,673 $  1,121,916
   *VeriFone Systems, Inc.................................  12,455      432,438
   *Verint Systems, Inc...................................   5,996      202,665
   *VeriSign, Inc.........................................   7,900      342,939
  #*ViaSat, Inc...........................................  24,715      949,303
   *Viasystems Group, Inc.................................   8,285      116,736
   *Vicon Industries, Inc.................................   1,600        4,400
   *Video Display Corp....................................   6,495       24,356
   *Virtusa Corp..........................................  30,447      630,557
    Visa, Inc.............................................  37,703    5,953,681
   *Vishay Intertechnology, Inc........................... 169,836    1,866,498
   *Vishay Precision Group, Inc...........................  17,886      235,916
  #*VistaPrint NV.........................................   7,396      265,147
   *Volterra Semiconductor Corp...........................  10,258      168,642
    Wayside Technology Group, Inc.........................   4,672       57,466
   *Web.com Group, Inc....................................  29,853      483,619
   *Websense, Inc.........................................   2,671       39,077
   *Westell Technologies, Inc. Class A....................  54,239       99,257
    Western Digital Corp.................................. 122,881    5,775,407
   *WEX, Inc..............................................  15,860    1,246,755
   *Wireless Ronin Technologies, Inc......................     354          662
   *WPCS International, Inc...............................   2,800        1,288
    Xerox Corp............................................ 731,469    5,859,067
    Xilinx, Inc...........................................  17,283      630,657
   *XO Group, Inc.........................................  33,845      325,589
    Xyratex, Ltd..........................................  32,545      302,668
   *Yahoo!, Inc...........................................  79,999    1,570,380
   *Zebra Technologies Corp. Class A......................   9,022      390,472
   *Zix Corp..............................................  31,988      104,281
   *Zygo Corp.............................................  17,042      271,138
                                                                   ------------
Total Information Technology..............................          269,635,072
                                                                   ------------
Materials -- (6.0%)
    A. Schulman, Inc......................................  31,779    1,021,695
   *A.M. Castle & Co......................................  24,094      405,984
   *AEP Industries, Inc...................................   5,480      352,802
   *Air Products & Chemicals, Inc.........................   6,000      524,580
    Airgas, Inc...........................................   7,100      676,204
   *Albemarle Corp........................................  12,074      740,257
    Alcoa, Inc............................................ 478,701    4,231,717
    Allegheny Technologies, Inc...........................  59,779    1,892,005
   *Allied Nevada Gold Corp...............................   2,500       59,225
  #*AMCOL International Corp..............................  19,758      583,454
   *American Biltrite, Inc................................      22       10,450
   *American Pacific Corp.................................   5,793      114,006
   *American Vanguard Corp................................  28,100      952,590
    AptarGroup, Inc.......................................  13,500      695,655
   *Arabian American Development Co.......................  16,186      128,031
    Ashland, Inc..........................................  54,786    4,301,249
   #Axiall Corp...........................................  30,810    1,730,906
    Balchem Corp..........................................   8,962      335,179
   *Ball Corp.............................................  12,700      565,404
    Bemis Co., Inc........................................  49,227    1,756,419
    Boise, Inc............................................ 119,665      987,236
   *Buckeye Technologies, Inc.............................  34,477      991,214
    Cabot Corp............................................  24,985      935,189
  #*Calgon Carbon Corp....................................  37,204      596,752
    Carpenter Technology Corp.............................  14,069      736,231
   *Celanese Corp. Class A................................     501       23,487
   *Century Aluminum Co...................................  94,870      816,831
    CF Industries Holdings, Inc...........................   2,563      587,363

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Materials -- (Continued)
    Chase Corp............................................   8,818 $  165,955
   *Chemtura Corp.........................................  93,611  2,220,453
   *Clearwater Paper Corp.................................  22,678  1,027,540
   #Cliffs Natural Resources, Inc.........................  10,161    379,107
   *Coeur d'Alene Mines Corp..............................  85,742  1,860,601
    Commercial Metals Co.................................. 123,281  2,052,629
    Compass Minerals International, Inc...................   3,600    259,380
   *Contango ORE, Inc.....................................   1,008      8,064
   *Continental Materials Corp............................      73      1,260
   *Core Molding Technologies, Inc........................   8,483     59,805
   *Crown Holdings, Inc...................................   6,500    246,090
    Cytec Industries, Inc.................................  44,664  3,273,871
    Deltic Timber Corp....................................   6,776    491,667
   #Domtar Corp...........................................  36,566  3,043,388
    Dow Chemical Co. (The)................................  45,875  1,477,175
   *E.I. du Pont de Nemours & Co..........................   1,400     66,430
    Eagle Materials, Inc..................................  35,734  2,314,491
   *Eastman Chemical Co...................................  14,287  1,016,520
    Ecolab, Inc...........................................   9,795    709,158
   *Ferro Corp............................................  58,796    299,860
   *Flotek Industries, Inc................................   3,249     43,732
    FMC Corp..............................................  10,200    626,994
    Freeport-McMoRan Copper & Gold, Inc...................  52,196  1,839,909
    Friedman Industries, Inc..............................  10,403    114,121
    FutureFuel Corp.......................................  31,363    399,878
  #*General Moly, Inc.....................................  85,417    315,189
   *Globe Specialty Metals, Inc...........................  12,895    195,488
  #*Golden Minerals Co....................................  12,619     43,788
   *Graphic Packaging Holding Co.......................... 340,196  2,384,774
    Greif, Inc. Class A...................................  12,716    597,398
   *Greif, Inc. Class B...................................   8,346    421,974
   *H.B. Fuller Co........................................  44,500  1,739,060
   *Hawkins, Inc..........................................   9,636    375,997
   *Haynes International, Inc.............................   8,996    459,876
   *Headwaters, Inc.......................................  58,852    550,855
   #Hecla Mining Co....................................... 257,852  1,353,723
   *Horsehead Holding Corp................................  46,930    467,423
    Huntsman Corp......................................... 114,685  2,021,897
   *Innophos Holdings, Inc................................  20,019  1,012,361
   *Innospec, Inc.........................................  19,213    773,323
   *International Flavors & Fragrances, Inc...............   1,100     77,473
    International Paper Co................................  67,274  2,786,489
    Intrepid Potash, Inc..................................  26,479    616,961
    Kaiser Aluminum Corp..................................  21,204  1,318,041
    KapStone Paper & Packaging Corp.......................  48,479  1,163,496
    KMG Chemicals, Inc....................................  11,811    230,905
    Koppers Holdings, Inc.................................   5,119    207,627
   *Kraton Performance Polymers, Inc......................  30,580    802,725
   #Kronos Worldwide, Inc.................................  14,534    281,814
   *Landec Corp...........................................  28,448    335,686
   *Louisiana-Pacific Corp................................ 154,540  3,002,712
   *LSB Industries, Inc...................................  16,844    697,342
    LyondellBasell Industries NV Class A..................  10,566    670,096
   #Martin Marietta Materials, Inc........................   5,997    592,084
    Materion Corp.........................................  22,350    601,215
   *McEwen Mining, Inc.................................... 189,521    593,201
    MeadWestvaco Corp.....................................  99,011  3,103,995
   *Mercer International, Inc.............................  54,437    380,515
    Metals USA Holdings Corp..............................  37,433    673,045
    Minerals Technologies, Inc............................  34,080  1,409,890
   *Mines Management, Inc.................................   9,985     11,483

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Materials -- (Continued)
   *Mod-Pac Corp..........................................   2,172 $   15,237
    Mosaic Co. (The)......................................   7,081    433,711
    Myers Industries, Inc.................................  35,052    518,069
    Neenah Paper, Inc.....................................  16,629    514,501
  #*NewMarket Corp........................................   1,500    382,740
    Newmont Mining Corp...................................  15,800    678,768
    Noranda Aluminum Holding Corp.........................  30,896    181,977
   *Northern Technologies International Corp..............   3,755     50,279
    Nucor Corp............................................  21,823  1,004,076
    Olin Corp.............................................  77,588  1,804,697
    Olympic Steel, Inc....................................  12,310    258,633
   *OM Group, Inc.........................................  36,006    994,486
   *Omnova Solutions, Inc.................................  45,019    368,255
   *Owens-Illinois, Inc...................................  23,179    551,660
    P.H. Glatfelter Co....................................  47,126    875,601
   *Packaging Corp. of America............................  21,228    815,792
   *Penford Corp..........................................  11,940     97,908
  #*PolyOne Corp..........................................  84,002  1,834,604
   *PPG Industries, Inc...................................   4,500    620,415
   *Quaker Chemical Corp..................................  14,100    806,097
    Reliance Steel & Aluminum Co..........................  70,931  4,590,654
  #*Resolute Forest Products..............................  11,649    158,892
    Rock Tenn Co. Class A.................................  38,374  3,029,627
    Rockwood Holdings, Inc................................  16,722    915,195
    Royal Gold, Inc.......................................  11,268    841,382
    RPM International, Inc................................  30,156    941,169
   *RTI International Metals, Inc.........................  33,542    952,593
    Schnitzer Steel Industries, Inc. Class A..............  27,790    808,133
   *Schweitzer-Mauduit International, Inc.................  31,776  1,294,554
    Scotts Miracle-Gro Co. Class A (The)..................   5,700    249,204
    Sealed Air Corp....................................... 172,201  3,223,603
   *Senomyx, Inc..........................................  18,077     31,996
    Sensient Technologies Corp............................  48,419  1,844,764
   *Sherwin-Williams Co. (The)............................   4,900    794,486
  #*Sigma-Aldrich Corp....................................   5,361    414,566
   *Silgan Holdings, Inc..................................   8,035    344,702
   *Silver Bull Resources, Inc............................   3,700      1,776
   *Solitario Exploration & Royalty Corp..................   1,300      2,262
    Sonoco Products Co....................................  13,000    402,870
   *Spartech Corp.........................................  32,777    312,365
    Steel Dynamics, Inc................................... 211,289  3,213,706
   *Stepan Co.............................................  14,000    821,240
  #*Stillwater Mining Co.................................. 120,849  1,626,628
   *SunCoke Energy, Inc...................................  58,831    975,418
    Synalloy Corp.........................................   9,022    128,203
  #*Texas Industries, Inc.................................  25,441  1,446,066
    Tredegar Corp.........................................  22,267    507,910
   *United States Lime & Minerals, Inc....................   5,495    253,045
   #United States Steel Corp.............................. 130,507  2,916,831
   *Universal Stainless & Alloy Products, Inc.............   7,514    268,475
   #Valhi, Inc............................................  24,600    386,466
   *Valspar Corp..........................................  69,104  4,580,213
   *Verso Paper Corp......................................   1,365      1,365
    Vulcan Materials Co...................................  75,124  4,249,013
   *Walter Energy, Inc....................................   8,408    315,720
    Wausau Paper Corp.....................................  55,527    536,946
    Westlake Chemical Corp................................  46,688  4,288,760
   *Worthington Industries, Inc...........................  66,693  1,832,724
   *WR Grace & Co.........................................   7,182    515,668
    Zep, Inc..............................................  21,570    314,922

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
   *Zoltek Cos., Inc......................................  38,977 $    317,663
Total Materials...........................................          146,479,395
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........   6,039           --
  o*Cubist Pharmaceuticals, Inc. Escrow Shares............  14,091           --
  o*Gerber Scientific, Inc. Escrow Shares.................  24,204           --
  o*Price Communications Liquidation Trust................   8,600           --
  o*Softbrands, Inc. Escrow Shares........................   5,800           --
  o*Voyager Learning Co. Escrow Shares....................   5,149           --
                                                                   ------------
Total Other...............................................                   --
                                                                   ------------
Telecommunication Services -- (2.1%)
    AT&T, Inc............................................. 570,322   19,841,502
    Atlantic Tele-Network, Inc............................  15,302      662,271
   *Boingo Wireless, Inc..................................   1,855       14,358
   *Cbeyond, Inc..........................................  31,959      281,239
    CenturyLink, Inc......................................  95,717    3,871,753
  #*Cincinnati Bell, Inc..................................  48,400      229,900
   *Consolidated Communications Holdings, Inc.............  24,136      415,381
   *Crown Castle International Corp.......................   9,445      666,061
   #Frontier Communications Corp.......................... 541,581    2,475,025
   *General Communications, Inc. Class A..................  47,166      401,383
   *Hawaiian Telcom Holdco, Inc...........................   2,120       42,442
    HickoryTech Corp......................................  12,468      120,690
    IDT Corp. Class B.....................................  18,719      191,308
   *Iridium Communications, Inc...........................  78,908      552,356
  #*Leap Wireless International, Inc......................  39,583      228,790
   *Level 3 Communications, Inc...........................  11,404      271,643
    Lumos Networks Corp...................................   7,205       69,961
   *MetroPCS Communications, Inc..........................  74,060      742,822
    Neutral Tandem, Inc...................................  34,030       94,263
  #*NII Holdings, Inc.....................................  10,211       71,477
    NTELOS Holdings Corp..................................   5,246       67,831
   *ORBCOMM, Inc..........................................  48,786      205,877
   *Premiere Global Services, Inc.........................  55,230      517,505
    Primus Telecommunications Group, Inc..................   3,645       38,929
   *SBA Communications Corp...............................   3,000      208,980
    Shenandoah Telecommunications Co......................  24,218      355,036
   *Sprint Nextel Corp.................................... 657,232    3,700,216
    Telephone & Data Systems, Inc.........................  98,813    2,498,981
   *tw telecom, Inc.......................................   6,182      170,809
   *United States Cellular Corp...........................  27,886    1,060,783
    USA Mobility, Inc.....................................  23,864      275,868
    Verizon Communications, Inc........................... 201,027    8,766,787
   *Vonage Holdings Corp..................................  68,001      177,483
    Warwick Valley Telephone Co...........................   5,727       67,120
   #Windstream Corp.......................................  54,999      535,690
                                                                   ------------
Total Telecommunication Services..........................           49,892,520
                                                                   ------------
Utilities -- (1.2%)
    AES Corp. (The)....................................... 172,199    1,866,637
   #AGL Resources, Inc....................................   9,505      397,309
    ALLETE, Inc...........................................  10,555      487,008
    Alliant Energy Corp...................................      53        2,430
    American States Water Co..............................   5,234      264,579
    Aqua America, Inc.....................................  12,726      346,529
    Artesian Resources Corp. Class A......................   2,239       50,713
    Atmos Energy Corp.....................................   8,582      320,624
    Avista Corp...........................................  16,003      413,838

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
    Black Hills Corp....................................  12,050 $      486,217
  #*Cadiz, Inc..........................................   2,750         19,112
    California Water Service Group......................  13,678        266,721
   *Calpine Corp........................................  62,871      1,240,445
    CH Energy Group, Inc................................   6,000        390,000
    Chesapeake Utilities Corp...........................   3,436        163,073
    Cleco Corp..........................................   6,815        291,341
    CMS Energy Corp.....................................  17,300        444,610
    Connecticut Water Services, Inc.....................   3,934        116,604
    Consolidated Water Co., Ltd.........................  13,018        116,381
    Delta Natural Gas Co., Inc..........................   1,858         36,603
  #*Dynegy, Inc.........................................     972         19,440
    El Paso Electric Co.................................  10,000        336,900
    Empire District Electric Co. (The)..................  10,756        228,135
    Gas Natural, Inc....................................   1,949         19,237
    Genie Energy, Ltd. Class B..........................  22,104        157,823
    Great Plains Energy, Inc............................  13,107        280,490
    Hawaiian Electric Industries, Inc...................   8,438        227,573
    IDACORP, Inc........................................   5,746        266,672
   #Integrys Energy Group, Inc..........................   7,049        385,510
    ITC Holdings Corp...................................   4,200        340,200
    Laclede Group, Inc. (The)...........................   5,586        222,993
    MDU Resources Group, Inc............................   3,108         72,479
    MGE Energy, Inc.....................................   6,319        331,052
    Middlesex Water Co..................................  10,550        203,720
    National Fuel Gas Co................................   2,800        152,320
    New Jersey Resources Corp...........................   9,664        406,178
    Northeast Utilities, Inc............................  15,733        640,805
    Northwest Natural Gas Co............................   6,831        310,264
    NorthWestern Corp...................................   9,900        366,201
   *NRG Energy, Inc..................................... 195,195      4,684,680
    NV Energy, Inc......................................  21,887        414,321
    OGE Energy Corp.....................................   5,300        311,163
   *ONEOK, Inc..........................................   2,491        117,102
    Ormat Technologies, Inc.............................  36,965        785,876
    Otter Tail Corp.....................................   9,700        260,736
    Piedmont Natural Gas Co.............................   6,900        219,144
    Pinnacle West Capital Corp..........................   7,400        395,012
    PNM Resources, Inc..................................  21,795        465,541
    Portland General Electric Co........................  15,008        431,030
    Public Service Enterprise Group, Inc................  40,174      1,252,625
    Questar Corp........................................  39,630        920,605
    RGC Resources, Inc..................................     400          7,348
    SJW Corp............................................  18,956        514,087
    South Jersey Industries, Inc........................   8,141        441,893
    Southwest Gas Corp..................................   8,454        376,541
   *Synthesis Energy Systems, Inc.......................  44,676         49,590
    TECO Energy, Inc....................................  20,582        365,742
    UGI Corp............................................ 102,933      3,627,359
    UIL Holdings Corp...................................  13,588        505,609
    Unitil Corp.........................................   5,773        154,601
    UNS Energy Corp.....................................  11,194        506,976
    Vectren Corp........................................   7,293        230,167
    Westar Energy, Inc..................................  11,100        333,777
    WGL Holdings, Inc...................................   4,970        208,392
    York Water Co.......................................   4,020         75,978
                                                                 --------------
Total Utilities.........................................             30,344,661
                                                                 --------------
TOTAL COMMON STOCKS.....................................          2,270,433,076
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Allos Therapeutics, Inc. Contingent Value Rights....  21,200            212

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                     ----------- --------------
  o*Capital Bank Corp. Contingent Value Rights......       2,758 $           --
  o*Capital Bank Financial Corp. Contingent Value
   Rights...........................................       7,908          1,740
  o*CVR Energy, Inc. Contingent Value Rights........      78,591             --
   *Dynegy, Inc. Warrants 10/02/17..................      15,105         17,673
  o*Emergent Biosolutions, Inc. Contingent Value
   Rights...........................................       3,245             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17....       2,986          2,538
 o#*PhotoMedex, Inc. Contingent Value Warrants......         339             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17...         567             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17...         567             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                     22,163
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares..........................   9,973,629      9,973,629
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (5.8%)
(S)@DFA Short Term Investment Fund..................  11,944,216    138,194,576
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $1,015,274
     FNMA, rates ranging from 2.100%(r) to
     6.163%(r), maturities ranging from 01/01/23
     to 10/01/42, valued at $1,017,800) to be
     repurchased at $985,706........................ $       986        985,701
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                139,180,277
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,969,575,881)^^.................................             $2,419,609,145
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary.. $  350,896,495 $     20,072   --    $  350,916,567
    Consumer Staples........    118,113,284           --   --       118,113,284
    Energy..................    252,264,893       34,933   --       252,299,826
    Financials..............    531,391,147          499   --       531,391,646
    Health Care.............    192,504,319      495,263   --       192,999,582
    Industrials.............    328,328,626       31,897   --       328,360,523
    Information Technology..    269,616,129       18,943   --       269,635,072
    Materials...............    146,479,395           --   --       146,479,395
    Other...................             --           --   --                --
    Telecommunication
      Services..............     49,892,520           --   --        49,892,520
    Utilities...............     30,344,661           --   --        30,344,661
 Rights/Warrants............         20,211        1,952   --            22,163
 Temporary Cash Investments.      9,973,629           --   --         9,973,629
 Securities Lending
   Collateral...............             --  139,180,277   --       139,180,277
                             -------------- ------------   --    --------------
 TOTAL...................... $2,279,825,309 $139,783,836   --    $2,419,609,145
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                           U.S. SMALL CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (90.9%)
Consumer Discretionary -- (16.6%)
   *1-800-FLOWERS.COM, Inc. Class A....................... 177,939 $   715,315
    A.H. Belo Corp. Class A...............................  68,316     360,708
    Aaron's, Inc.......................................... 333,754   9,895,806
   *Aeropostale, Inc...................................... 378,061   5,115,165
   *AFC Enterprises, Inc.................................. 117,543   3,415,800
   *ALCO Stores, Inc......................................   5,784      47,140
   *Aldila, Inc...........................................  67,103     265,728
    Ambassadors Group, Inc................................  59,882     295,218
    Amcon Distributing Co.................................   2,169     158,066
   *American Apparel, Inc................................. 130,700     185,594
    American Greetings Corp. Class A......................  47,800     764,800
  #*American Public Education, Inc........................  74,502   2,870,562
   *America's Car-Mart, Inc...............................  43,327   1,725,281
    Ameristar Casinos, Inc................................ 172,111   4,560,941
   *ANN, Inc.............................................. 232,975   7,184,949
    Arbitron, Inc......................................... 121,659   5,705,807
   *Arctic Cat, Inc.......................................  67,525   2,440,354
    Ark Restaurants Corp..................................  17,030     298,876
   *Asbury Automotive Group, Inc.......................... 166,935   5,936,209
   *Ascent Capital Group, Inc. Class A....................  53,464   3,406,191
   *Ballantyne Strong, Inc................................  61,400     219,812
  #*Bally Technologies, Inc............................... 194,000   9,343,040
  #*Barnes & Noble, Inc................................... 283,223   3,778,195
    Bassett Furniture Industries, Inc..................... 149,390   2,079,509
   #Beasley Broadcast Group, Inc. Class A.................  68,353     344,499
  #*Beazer Homes USA, Inc.................................  58,798   1,106,578
    bebe stores, Inc...................................... 336,621   1,407,076
    Belo Corp. Class A.................................... 451,721   3,826,077
    Big 5 Sporting Goods Corp.............................  69,575     965,005
   *Big Lots, Inc.........................................     194       6,237
   *Biglari Holdings, Inc.................................   6,486   2,392,556
   *BJ's Restaurants, Inc.................................  91,826   2,935,677
   *Black Diamond, Inc....................................  30,200     231,030
   *Blue Nile, Inc........................................  15,819     529,778
   *Bluegreen Corp........................................ 106,741   1,024,714
   #Blyth, Inc............................................  86,532   1,212,313
    Bob Evans Farms, Inc.................................. 129,813   5,746,822
   *Body Central Corp.....................................  44,814     356,271
   #Bon-Ton Stores, Inc. (The)............................ 121,759   1,528,075
  #*Books-A-Million, Inc..................................  45,236     110,828
    Bowl America, Inc. Class A............................  10,705     136,863
  #*Boyd Gaming Corp...................................... 216,777   1,519,607
   *Bravo Brio Restaurant Group, Inc......................  33,785     503,396
  #*Bridgepoint Education, Inc............................ 220,709   2,328,480
    Brinker International, Inc............................ 322,412  10,555,769
   *Brookfield Residential Properties, Inc................  15,386     307,874
    Brown Shoe Co., Inc................................... 218,300   3,763,492
   #Brunswick Corp........................................ 401,911  14,533,102
   *Buckle, Inc. (The).................................... 234,394  10,964,951
   *Buffalo Wild Wings, Inc...............................  77,984   5,735,723
   *Build-A-Bear Workshop, Inc............................  68,675     281,568
   *Cabela's, Inc......................................... 277,885  14,344,424
   *Cache, Inc............................................  44,569     110,085
    Callaway Golf Co...................................... 323,207   2,120,238
   *Cambium Learning Group, Inc........................... 118,479     149,284
    Canterbury Park Holding Corp..........................  12,913     138,686
   *Capella Education Co..................................  49,326   1,347,586
   *Career Education Corp................................. 214,349     741,648

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Carmike Cinemas, Inc.................................. 112,332 $ 1,791,695
    Carriage Services, Inc................................ 141,558   1,978,981
   *Carrols Restaurant Group, Inc......................... 139,537     874,897
   *Casual Male Retail Group, Inc......................... 193,550     888,394
   *Cato Corp. Class A (The).............................. 130,996   3,611,560
   *Cavco Industries, Inc.................................  31,974   1,658,172
    CEC Entertainment, Inc................................  92,416   3,046,031
   *Central European Media Enterprises, Ltd. Class A......  22,935     135,546
   *Charles & Colvard, Ltd................................  54,595     209,645
  #*Cheesecake Factory, Inc. (The)........................ 251,823   8,350,451
   *Cherokee, Inc.........................................  36,459     515,166
   *Chico's FAS, Inc......................................  10,776     193,214
   *Children's Place Retail Stores, Inc. (The)............ 110,763   5,520,428
   #Choice Hotels International, Inc......................  18,149     654,090
   *Christopher & Banks Corp.............................. 126,860     786,532
   *Chromcraft Revington, Inc.............................  22,839      15,987
    Churchill Downs, Inc..................................  81,076   5,242,374
   *Citi Trends, Inc......................................  52,568     680,230
   *Coast Distribution System, Inc. (The).................  43,930      92,253
   *Cobra Electronics Corp................................  27,771     112,473
  #*Coinstar, Inc......................................... 141,863   7,217,989
  #*Coldwater Creek, Inc..................................  52,028     197,186
    Collectors Universe, Inc..............................  56,999     685,698
   #Columbia Sportswear Co................................ 153,870   7,861,218
   *Comstock Holding Cos., Inc............................   3,000       4,140
  #*Conn's, Inc........................................... 152,418   4,334,768
   *Cooper Tire & Rubber Co............................... 308,275   7,848,682
    Core-Mark Holding Co., Inc............................  50,958   2,554,525
   *Corinthian Colleges, Inc.............................. 256,082     629,962
   *Cracker Barrel Old Country Store, Inc................. 115,728   7,501,489
   *Crocs, Inc............................................ 409,431   6,084,145
  #*Crown Media Holdings, Inc. Class A....................  52,217      95,557
    CSS Industries, Inc...................................  26,600     604,086
    CTC Media, Inc........................................ 118,696   1,270,047
    Culp, Inc.............................................  40,701     712,268
   *Cumulus Media, Inc. Class A........................... 801,871   2,606,081
   *Cybex International, Inc..............................   4,936      12,439
   *Daily Journal Corp....................................     200      19,892
    Dana Holding Corp..................................... 405,728   6,524,106
   *dELiA*s, Inc..........................................  26,901      27,708
   *Delta Apparel, Inc....................................  15,317     221,331
    Destination Maternity Corp............................  63,631   1,448,878
 o#*DGSE Cos., Inc........................................   5,479      31,395
  #*Digital Generation, Inc...............................  98,866     989,649
    Dillard's, Inc. Class A............................... 158,530  13,381,517
   *DineEquity, Inc.......................................  83,372   6,107,833
   *Dixie Group, Inc. (The)............................... 107,711     455,618
    Domino's Pizza, Inc................................... 270,452  12,594,950
   *Dorman Products, Inc.................................. 157,103   5,440,477
   #Dover Downs Gaming & Entertainment, Inc...............  44,469      99,166
    Dover Motorsports, Inc................................  56,312      96,857
  #*DreamWorks Animation SKG, Inc. Class A................ 145,767   2,537,803
   *Drew Industries, Inc.................................. 110,508   4,046,803
   *DSW, Inc. Class A.....................................  13,412     897,665
   *E.W. Scripps Co. Class A (The)........................ 203,785   2,239,597
   *EDCI Holdings, Inc....................................  19,757      67,767
    Educational Development Corp..........................  15,090      59,606
    Einstein Noah Restaurant Group, Inc...................  71,320     916,462
   *ELXSI Corp............................................   1,800      19,980
   *Emerson Radio Corp.................................... 197,300     335,410
   *Emmis Communications Corp. Class A....................  60,662     115,258

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Empire Resorts, Inc...................................  23,885 $    48,964
   *Entercom Communications Corp. Class A................. 105,111     834,581
   *Entertainment Gaming Asia, Inc........................   4,182       8,364
    Entravision Communications Corp. Class A.............. 176,161     331,183
    Escalade, Inc.........................................  38,965     213,918
  #*Ethan Allen Interiors, Inc............................ 132,665   3,835,345
   *Ever-Glory International Group, Inc...................   1,580       3,255
   *Exide Technologies.................................... 288,507     992,464
   *Express, Inc.......................................... 358,756   6,593,935
  #*FAB Universal Corp....................................   7,689      25,912
   *Famous Dave's of America, Inc.........................  29,128     272,638
   *Federal-Mogul Corp.................................... 132,862   1,240,931
   *Fiesta Restaurant Group, Inc.......................... 111,379   1,983,660
    Finish Line, Inc. Class A (The)....................... 233,792   4,357,883
    Fisher Communications, Inc............................  21,878     776,231
   *Flanigan's Enterprises, Inc...........................   5,380      41,722
    Flexsteel Industries, Inc.............................  23,660     555,064
   *Frederick's of Hollywood Group, Inc...................   1,000         250
    Fred's, Inc. Class A.................................. 167,829   2,218,699
    Frisch's Restaurants, Inc.............................  20,810     380,199
   *Fuel Systems Solutions, Inc...........................  67,246     987,171
   *Full House Resorts, Inc...............................  61,041     196,552
   *Furniture Brands International, Inc................... 179,945     248,324
   *Gaiam, Inc. Class A...................................  57,070     186,619
    Gaming Partners International Corp....................   8,434      64,098
   *Geeknet, Inc..........................................  10,604     162,453
   *Genesco, Inc.......................................... 112,454   7,009,258
   *Gentherm, Inc.........................................  81,810   1,184,609
   *G-III Apparel Group, Ltd..............................  97,946   3,515,282
   *Global Sources, Ltd...................................   6,591      54,046
   *Gordmans Stores, Inc..................................  28,274     337,592
  #*Grand Canyon Education, Inc........................... 221,437   5,283,487
   *Gray Television, Inc.................................. 176,813     661,281
   *Gray Television, Inc. Class A.........................  25,939      89,230
   #Group 1 Automotive, Inc............................... 104,729   7,094,342
   *Hallwood Group, Inc. (The)............................   1,128      10,451
   *Hampshire Group, Ltd..................................   8,000      26,000
   *Harris Interactive, Inc............................... 907,213   1,124,944
    Harte-Hanks, Inc...................................... 226,835   1,857,779
    Hastings Entertainment, Inc...........................  42,003      91,147
    Haverty Furniture Cos., Inc...........................  87,495   1,574,910
    Haverty Furniture Cos., Inc. Class A..................   3,785      68,395
   *Helen of Troy, Ltd.................................... 141,600   5,125,920
  o*Here Media, Inc.......................................  22,918          23
  o*Here Media, Inc. Special Shares.......................  22,918         229
  #*hhgregg, Inc.......................................... 155,532   1,318,911
  #*Hibbett Sports, Inc................................... 121,510   6,398,717
   *Hillenbrand, Inc...................................... 282,829   7,000,018
   *HomeAway, Inc.........................................  18,133     434,648
    Hooker Furniture Corp.................................  42,269     638,262
  #*Hot Topic, Inc........................................ 202,447   2,247,162
   *HSN, Inc.............................................. 212,761  12,680,556
  #*Iconix Brand Group, Inc............................... 311,819   7,499,247
   *Insignia Systems, Inc.................................  15,351      33,619
    International Speedway Corp. Class A.................. 118,272   3,241,836
  #*Interval Leisure Group, Inc........................... 260,332   5,154,574
   *iRobot Corp........................................... 103,185   2,360,873
   *Isle of Capri Casinos, Inc............................  74,225     521,802
  #*ITT Educational Services, Inc......................... 105,162   1,770,928
  #*Jack in the Box, Inc.................................. 209,895   6,093,252
   #Jaclyn, Inc...........................................   2,235      11,454

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   #JAKKS Pacific, Inc....................................  62,792 $   820,064
   *Johnson Outdoors, Inc. Class A........................  25,495     547,633
   #Jones Group, Inc. (The)............................... 375,157   4,501,884
  #*Jos. A. Bank Clothiers, Inc........................... 126,222   5,117,040
   *Journal Communications, Inc. Class A.................. 276,307   1,514,162
  #*K12, Inc.............................................. 142,619   2,632,747
   #KB Home............................................... 396,059   7,552,845
   *Kid Brands, Inc....................................... 195,908     323,248
   *Kirkland's, Inc.......................................  91,646   1,060,344
   *Kona Grill, Inc.......................................  40,604     343,104
    Koss Corp.............................................  25,262     124,542
   *Krispy Kreme Doughnuts, Inc........................... 316,044   4,108,572
   *K-Swiss, Inc. Class A.................................  91,300     430,023
   *Lakeland Industries, Inc..............................  21,528     105,702
   *Lazare Kaplan International, Inc......................   9,600      12,768
    La-Z-Boy, Inc......................................... 256,426   4,010,503
   *LeapFrog Enterprises, Inc............................. 267,867   2,413,482
   *Learning Tree International, Inc......................  40,081     206,417
   *Lee Enterprises, Inc.................................. 467,197     593,340
   *Libbey, Inc...........................................  76,373   1,434,285
   *Liberty Media Corp....................................   1,444     162,248
  #*Life Time Fitness, Inc................................ 204,857  10,392,396
    Lifetime Brands, Inc..................................  53,058     564,537
   *LIN TV Corp. Class A.................................. 150,316   1,603,872
    Lincoln Educational Services Corp.....................  75,737     419,583
   *Lions Gate Entertainment Corp......................... 191,500   3,508,280
   *Lithia Motors, Inc. Class A........................... 152,270   6,588,723
   *Live Nation Entertainment, Inc........................ 560,674   5,752,515
   *Luby's, Inc........................................... 245,262   1,672,687
  #*Lumber Liquidators Holdings, Inc......................  63,274   3,744,555
  #*M/I Homes, Inc........................................ 108,843   2,964,883
    Mac-Gray Corp.........................................  52,897     638,467
   *Madison Square Garden Co. Class A (The)............... 112,778   5,866,712
   *Maidenform Brands, Inc................................ 109,425   2,123,939
    Marcus Corp...........................................  86,567   1,151,341
    Marine Products Corp.................................. 125,265     790,422
   *MarineMax, Inc........................................ 106,717   1,246,455
   *Marriott Vacations Worldwide Corp.....................   4,301     190,878
   *Martha Stewart Living Omnimedia Class A............... 140,476     408,785
   *Matthews International Corp. Class A.................. 128,318   4,203,698
   *McClatchy Co. Class A (The)........................... 218,726     638,680
    McRae Industries, Inc. Class A........................   2,500      45,725
    MDC Holdings, Inc..................................... 233,589   9,184,719
  #*Media General, Inc. Class A........................... 100,663     428,824
   #Men's Wearhouse, Inc. (The)........................... 248,542   7,543,250
   #Meredith Corp......................................... 170,881   6,196,145
   *Meritage Homes Corp................................... 173,100   7,657,944
   *Modine Manufacturing Co............................... 174,049   1,475,936
   *Monarch Casino & Resort, Inc..........................  48,815     505,723
  #*Monro Muffler Brake, Inc.............................. 134,220   4,861,448
   *Morgans Hotel Group Co................................   1,250       6,738
  #*Motorcar Parts of America, Inc........................  43,598     290,799
   *Movado Group, Inc.....................................  93,015   3,400,628
   *MTR Gaming Group, Inc.................................  59,127     236,508
   *Multimedia Games Holding Co., Inc.....................  97,834   1,657,308
    NACCO Industries, Inc. Class A........................  29,061   1,893,615
   *Nathan's Famous, Inc..................................  20,488     845,540
   *National CineMedia, Inc............................... 252,245   3,854,304
   *Nautilus, Inc......................................... 217,722   1,177,876
   *Navarre Corp..........................................  88,513     192,073
   *New York & Co., Inc................................... 374,145   1,462,907

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Consumer Discretionary -- (Continued)
   *New York Times Co. Class A (The)....................   699,506 $ 6,197,623
   *Nexstar Broadcasting Group, Inc. Class A............    47,776     687,019
   *Nobility Homes, Inc.................................    13,083      67,377
    Nutrisystem, Inc....................................   124,029   1,119,982
   *Office Depot, Inc................................... 1,031,143   4,464,849
    OfficeMax, Inc......................................   377,376   4,068,113
   *Orbitz Worldwide, Inc...............................   267,489     773,043
   *Orient-Express Hotels, Ltd. Class A.................   445,956   5,182,009
    Outdoor Channel Holdings, Inc.......................    95,986     741,012
  #*Overstock.com, Inc..................................    42,407     569,950
   *Oxford Industries, Inc..............................    89,829   4,435,756
   *P & F Industries, Inc. Class A......................    10,000      85,000
   *Pacific Sunwear of California, Inc..................   226,616     448,700
   *Papa John's International, Inc......................   112,023   6,284,490
   #Penske Automotive Group, Inc........................   337,541  11,111,850
    Pep Boys - Manny, Moe & Jack (The)..................   205,671   2,289,118
   *Perfumania Holdings, Inc............................    15,984     101,339
    Perry Ellis International, Inc......................    74,022   1,428,625
    PetMed Express, Inc.................................    92,832   1,210,529
   #Pier 1 Imports, Inc.................................   641,193  13,907,476
   *Pinnacle Entertainment, Inc.........................   220,582   3,430,050
   *Point.360...........................................     4,284       3,320
   *Pool Corp...........................................   219,475  10,056,344
   *Q.E.P. Co., Inc.....................................     9,614     155,266
   *Quantum Fuel Systems Technologies Worldwide, Inc....     6,097       4,498
   *Quiksilver, Inc.....................................   636,314   4,161,494
    R.G. Barry Corp.....................................    42,759     572,115
   *Radio One, Inc. Class D............................. 1,003,142   1,364,273
   #RadioShack Corp.....................................   398,598   1,311,387
   *Reading International, Inc. Class A.................    22,403     130,609
   *Reading International, Inc. Class B.................     2,710      18,374
   *Red Lion Hotels Corp................................    68,802     513,951
   *Red Robin Gourmet Burgers, Inc......................    80,554   2,978,081
   #Regal Entertainment Group Class A...................   578,754   8,640,797
    Regis Corp..........................................   253,505   4,499,714
    Rent-A-Center, Inc..................................   268,178   9,568,591
   *Rentrak Corp........................................    27,336     559,841
   *Rick's Cabaret International, Inc...................    38,267     322,208
   *Rocky Brands, Inc...................................    94,670   1,336,740
   *Ruby Tuesday, Inc...................................   291,260   2,193,188
   *rue21, Inc..........................................   116,246   3,453,669
   *Ruth's Hospitality Group, Inc.......................   171,758   1,332,842
   #Ryland Group, Inc. (The)............................   222,594   8,841,434
    Saga Communications, Inc. Class A...................    18,609     874,639
   #*Saks, Inc..........................................   741,570   8,016,372
    Salem Communications Corp. Class A..................   132,841     774,463
   #Scholastic Corp.....................................   107,233   3,180,531
   *School Specialty, Inc...............................    74,232       7,638
   *Scientific Games Corp. Class A......................   378,290   3,362,998
  #*Sealy Corp..........................................   193,312     417,554
   *Select Comfort Corp.................................   274,550   6,045,591
    Service Corp. International.........................   218,855   3,267,505
   *SHFL Entertainment, Inc.............................   267,793   3,963,336
    Shiloh Industries, Inc..............................   208,939   2,266,988
    Shoe Carnival, Inc..................................   100,090   2,048,842
  #*Shutterfly, Inc.....................................   165,963   5,490,056
   *Sinclair Broadcast Group, Inc. Class A..............   447,331   6,164,221
    Six Flags Entertainment Corp........................   105,501   6,640,233
   *Skechers U.S.A., Inc. Class A.......................   171,306   3,254,814
  #*Skullcandy, Inc.....................................    46,588     306,549
   *Skyline Corp........................................    45,820     218,561

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
  #*Smith & Wesson Holding Corp........................... 324,686 $ 2,792,300
   *Sonic Automotive, Inc. Class A........................ 215,863   5,238,995
   *Sonic Corp............................................ 303,721   3,389,526
    Sotheby's.............................................  10,709     384,667
   *Spanish Broadcasting System, Inc. Class A.............  43,707     121,943
    Spartan Motors, Inc................................... 127,815     724,711
  #*Spectrum Group International, Inc.....................  85,617     178,083
    Speedway Motorsports, Inc............................. 120,707   1,974,767
   *Sport Chalet, Inc. Class A............................  28,319      49,275
   *Sport Chalet, Inc. Class B............................   4,108       7,620
   *Sports Club Co., Inc. (The)...........................  19,000      10,450
    Stage Stores, Inc..................................... 133,727   3,055,662
    Standard Motor Products, Inc.......................... 144,840   3,361,736
  #*Standard Pacific Corp................................. 743,631   6,172,137
   *Stanley Furniture Co., Inc............................  35,155     163,471
   *Starz - Liberty Capital...............................   1,444      23,349
    Stein Mart, Inc....................................... 175,861   1,484,267
   *Steiner Leisure, Ltd..................................  66,386   2,990,689
   *Steinway Musical Instruments, Inc.....................  51,465   1,144,582
   *Steven Madden, Ltd.................................... 215,780   9,943,142
    Stewart Enterprises, Inc. Class A..................... 244,896   2,020,392
   *Stoneridge, Inc....................................... 101,681     636,523
    Strattec Security Corp................................  11,681     314,219
   #Strayer Education, Inc................................  15,683     892,363
   #Sturm Ruger & Co., Inc................................  91,806   4,660,991
    Superior Industries International, Inc................ 128,066   2,595,898
    Superior Uniform Group, Inc...........................  10,485     118,795
    Systemax, Inc......................................... 125,922   1,232,776
   *Tandy Brands Accessories, Inc.........................  14,700      22,932
    Tandy Leather Factory, Inc............................  41,183     237,626
   *Tempur-Pedic International, Inc....................... 185,162   7,213,912
   *Tenneco, Inc.......................................... 275,898   9,645,394
   *Texas Roadhouse, Inc.................................. 342,499   6,024,557
    Thor Industries, Inc.................................. 254,057  10,690,719
  #*Tile Shop Holdings, Inc...............................     703      12,928
   *Tower International, Inc..............................   1,157      11,211
   *Town Sports International Holdings, Inc............... 104,805   1,103,597
    Trans World Entertainment Corp........................ 452,232   1,542,111
   *Trinity Place Holdings, Inc...........................  34,797     159,718
    True Religion Apparel, Inc............................ 121,107   2,871,447
   *Tuesday Morning Corp.................................. 159,005   1,335,642
   *Unifi, Inc............................................ 122,873   1,658,786
   *Universal Electronics, Inc............................  54,279   1,036,729
    Universal Technical Institute, Inc....................  94,315   1,065,760
   *UQM Technologies, Inc................................. 119,010      87,472
   *US Auto Parts Network, Inc............................  97,364     184,018
  #*Vail Resorts, Inc..................................... 174,292   9,211,332
  #*Valassis Communications, Inc.......................... 189,251   5,310,383
   #Value Line, Inc.......................................  26,515     256,665
   *Valuevision Media, Inc. Class A....................... 257,001     696,473
  #*Vera Bradley, Inc.....................................  53,833   1,361,437
   *Vitacost.com, Inc.....................................  18,064     130,603
  #*Vitamin Shoppe, Inc................................... 106,323   6,494,209
   *VOXX International Corp............................... 137,551   1,328,743
   #Walking Co. Holdings, Inc. (The)......................     214       2,076
   *Warnaco Group, Inc. (The)............................. 125,848   9,213,332
   *Wells-Gardner Electronics Corp........................  33,182      66,364
    Wendy's Co. (The)..................................... 152,257     782,601
   *West Marine, Inc...................................... 139,909   1,676,110
   *Wet Seal, Inc. Class A (The).......................... 380,443   1,065,240
    Weyco Group, Inc......................................  50,427   1,148,727

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Winmark Corp..........................................  23,146 $  1,497,083
   *Winnebago Industries, Inc............................. 130,102    2,435,509
   *WMS Industries, Inc................................... 219,114    5,423,072
   #Wolverine World Wide, Inc............................. 232,695   10,005,885
    World Wrestling Entertainment, Inc. Class A........... 121,459    1,039,689
  #*Xanadoo Co. Class A...................................     170       24,822
  #*Zagg, Inc.............................................  86,217      596,622
   *Zale Corp............................................. 158,518      779,909
  #*Zumiez, Inc........................................... 137,825    2,908,108
                                                                   ------------
Total Consumer Discretionary..............................          924,775,494
                                                                   ------------
Consumer Staples -- (3.8%)
    Alico, Inc............................................  26,706    1,163,580
   *Alliance One International, Inc....................... 321,106    1,162,404
    Andersons, Inc. (The).................................  87,006    4,102,333
    Arden Group, Inc. Class A.............................   5,211      487,750
    B&G Foods, Inc........................................ 239,160    7,581,372
   *Boston Beer Co., Inc. Class A (The)...................   2,323      326,010
   *Boulder Brands, Inc................................... 286,163    3,843,169
    Bridgford Foods Corp..................................  17,169      113,659
    Calavo Growers, Inc...................................  66,479    1,655,992
  #*Cal-Maine Foods, Inc..................................  93,304    3,888,911
  #*Casey's General Stores, Inc........................... 160,781    8,799,544
    CCA Industries, Inc...................................  16,064       75,501
  #*Central European Distribution Corp....................  33,296       71,586
   *Central Garden & Pet Co...............................  66,566      639,034
   *Central Garden & Pet Co. Class A...................... 165,959    1,596,526
   *Chiquita Brands International, Inc.................... 203,802    1,497,945
   *Coca-Cola Bottling Co. Consolidated...................  33,160    2,146,447
   #Coffee Holding Co., Inc...............................  11,600       82,128
   *Craft Brew Alliance, Inc..............................  66,235      441,787
   *Darling International, Inc............................ 556,685    9,391,276
   #Diamond Foods, Inc....................................  79,218    1,131,233
   *Dole Food Co., Inc.................................... 228,637    2,547,016
   *Elizabeth Arden, Inc.................................. 136,573    5,245,769
   *Farmer Brothers Co....................................  49,149      660,563
    Fresh Del Monte Produce, Inc.......................... 255,846    6,741,542
   *Glacier Water Services, Inc...........................   3,200       60,800
    Golden Enterprises, Inc...............................  32,785      113,108
    Griffin Land & Nurseries, Inc.........................  20,710      623,371
  #*Hain Celestial Group, Inc. (The)...................... 180,533   10,288,576
   *Harbinger Group, Inc..................................  29,985      245,877
  #*Harris Teeter Supermarkets, Inc....................... 205,328    8,519,059
    Ingles Markets, Inc. Class A..........................  53,964    1,035,569
    Inter Parfums, Inc.................................... 130,776    2,839,147
   *Inventure Foods, Inc..................................   5,903       42,088
   *J & J Snack Foods Corp................................  84,207    5,738,707
    John B. Sanfilippo & Son, Inc.........................  61,007    1,124,359
   *Lancaster Colony Corp................................. 126,591    9,046,193
   #Lifeway Foods, Inc....................................  50,414      521,785
    Limoneira Co..........................................     256        5,568
   *Mannatech, Inc........................................   5,419       32,785
   *Medifast, Inc.........................................  72,204    1,771,164
    MGP Ingredients, Inc..................................  63,782      237,907
    Nash Finch Co.........................................  46,007      955,565
    National Beverage Corp................................ 137,262    1,895,588
   *Natural Alternatives International, Inc...............  20,426      106,419
    Nature's Sunshine Products, Inc.......................  33,684      485,723
    Nutraceutical International Corp......................  38,711      680,539
    Oil-Dri Corp. of America..............................  22,255      617,576
   *Omega Protein Corp....................................  73,615      508,680

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
    Orchids Paper Products Co.............................  23,655 $    518,754
   *Overhill Farms, Inc...................................  44,285      200,611
   *Pantry, Inc. (The)....................................  92,461    1,155,762
   *Pilgrim's Pride Corp.................................. 558,177    4,716,596
  #*Pizza Inn Holdings, Inc...............................   8,932       33,942
   *Post Holdings, Inc.................................... 138,368    5,256,600
   *Prestige Brands Holdings, Inc......................... 235,417    5,049,695
   #PriceSmart, Inc....................................... 117,776    9,069,930
    Reliv' International, Inc.............................  28,122       35,434
   *Revlon, Inc. Class A.................................. 222,974    3,511,840
    Rocky Mountain Chocolate Factory, Inc.................  28,081      342,307
  #*Sanderson Farms, Inc.................................. 112,540    5,681,019
   *Scheid Vineyards, Inc. Class A........................     440        6,303
   *Seneca Foods Corp. Class A............................  33,027      991,140
   *Seneca Foods Corp. Class B............................   2,794       84,127
    Snyders-Lance, Inc.................................... 255,073    6,486,506
    Spartan Stores, Inc................................... 109,462    1,777,663
   *Spectrum Brands Holdings, Inc......................... 117,302    5,940,173
    Stephan Co. (The).....................................   3,400        6,120
   #SUPERVALU, Inc........................................ 405,138    1,584,090
   *Susser Holdings Corp.................................. 103,313    4,324,682
   *Tofutti Brands, Inc...................................  19,440       29,160
   #Tootsie Roll Industries, Inc.......................... 137,662    3,730,640
   *TreeHouse Foods, Inc.................................. 131,674    6,969,505
   *United Natural Foods, Inc............................. 164,064    8,856,175
    United-Guardian, Inc..................................  19,179      425,966
   #Universal Corp........................................ 113,899    6,193,828
  #*USANA Health Sciences, Inc............................  67,939    2,408,438
   #Vector Group, Ltd.....................................  63,690      989,743
    Village Super Market, Inc. Class A....................  34,683    1,109,509
   *WD-40 Co..............................................  66,267    3,539,983
    Weis Markets, Inc..................................... 107,733    4,337,331
                                                                   ------------
Total Consumer Staples....................................          208,252,802
                                                                   ------------
Energy -- (4.5%)
  #*Abraxas Petroleum Corp................................ 111,700      240,155
    Adams Resources & Energy, Inc.........................  18,183      648,951
    Alon USA Energy, Inc.................................. 215,004    4,218,378
   *Alpha Natural Resources, Inc..........................  20,437      181,072
    AMEN Properties, Inc..................................      19       10,782
  #*Approach Resources, Inc............................... 138,132    3,672,930
   *Barnwell Industries, Inc..............................  32,713      112,860
   *Basic Energy Services, Inc............................ 172,220    2,226,805
    Berry Petroleum Co. Class A...........................  22,468      827,272
   #*Bill Barrett Corp.................................... 202,144    3,228,240
   #*BioFuel Energy Corp..................................   7,735       35,736
  o*Black Ridge Oil & Gas, Inc............................   8,404        5,715
    Bolt Technology Corp..................................  38,130      568,137
  #*BPZ Resources, Inc.................................... 483,920    1,524,348
    Bristow Group, Inc.................................... 172,189    9,811,329
   *C&J Energy Services, Inc..............................  47,622    1,091,020
   *Cal Dive International, Inc........................... 364,422      692,402
   *Callon Petroleum Co................................... 167,398      862,100
   *CARBO Ceramics, Inc...................................  62,483    5,005,513
   *Carrizo Oil & Gas, Inc................................ 180,707    3,881,586
   *Clayton Williams Energy, Inc..........................  47,899    1,908,775
  #*Clean Energy Fuels Corp............................... 409,703    5,248,295
   *Cloud Peak Energy, Inc................................ 299,399    5,242,476
   *Comstock Resources, Inc............................... 210,618    3,072,917
    Contango Oil & Gas Co.................................  68,764    2,952,039
   *Crimson Exploration, Inc.............................. 161,220      493,333

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
    Crosstex Energy, Inc.................................. 212,472 $ 3,590,777
   *Dawson Geophysical Co.................................  33,345     890,978
    Delek US Holdings, Inc................................ 164,742   5,596,286
    DHT Holdings, Inc.....................................  42,024     191,629
   *Double Eagle Petroleum Co.............................  38,812     197,165
   *Emerald Oil, Inc......................................   1,891      11,251
  #*Endeavour International Corp.......................... 121,748     662,309
   *ENGlobal Corp.........................................  92,274      59,978
   *EPL Oil & Gas, Inc.................................... 185,035   4,525,956
   *Evolution Petroleum Corp..............................  28,839     271,375
   #EXCO Resources, Inc................................... 446,592   2,862,655
   *Exterran Holdings, Inc................................ 302,889   7,039,140
   *FieldPoint Petroleum Corp.............................  31,986     127,784
   *Forest Oil Corp....................................... 157,516   1,096,311
   *FX Energy, Inc........................................  54,171     216,142
   *Geospace Technologies Corp............................  51,810   4,671,190
  #*Gevo, Inc.............................................  16,201      37,262
   *Global Geophysical Services, Inc...................... 221,744     847,062
  #*GMX Resources, Inc....................................  15,826     104,293
  #*Green Plains Renewable Energy, Inc.................... 131,629   1,028,022
    Gulf Island Fabrication, Inc..........................  57,105   1,325,978
    Gulfmark Offshore, Inc. Class A....................... 108,349   3,766,211
   *Gulfport Energy Corp.................................. 245,449  10,129,680
   *Halcon Resources Corp................................. 205,908   1,573,137
  #*Harvest Natural Resources, Inc........................ 169,277   1,570,891
  #*Heckmann Corp......................................... 828,721   3,182,289
   *Helix Energy Solutions Group, Inc..................... 486,330  11,535,748
   *Hercules Offshore, Inc................................ 745,324   4,904,232
   *HKN, Inc..............................................   2,360     197,060
   *Hornbeck Offshore Services, Inc....................... 166,822   6,140,718
   *Houston American Energy Corp..........................  59,887      15,032
   *ION Geophysical Corp.................................. 952,274   6,475,463
  #*James River Coal Co................................... 119,960     361,080
   *Key Energy Services, Inc.............................. 605,430   4,922,146
  #*Lucas Energy, Inc.....................................  78,003     124,805
  #*Lufkin Industries, Inc................................ 127,032   7,356,423
  #*Magnum Hunter Resources Corp.......................... 322,707   1,303,736
   *Matrix Service Co..................................... 130,350   1,861,398
   *McMoran Exploration Co................................ 295,533   4,672,377
   *Mexco Energy Corp.....................................   6,572      46,333
   *Miller Energy Resources, Inc..........................     789       3,180
   *Mitcham Industries, Inc...............................  54,852     812,907
   *Natural Gas Services Group, Inc.......................  47,055     855,930
   *Newpark Resources, Inc................................ 412,429   3,555,138
    Nordic American Tankers, Ltd..........................   3,153      27,242
  #*Northern Oil & Gas, Inc............................... 186,789   3,089,490
 o#*Overseas Shipholding Group, Inc....................... 100,481     100,481
    Panhandle Oil & Gas, Inc. Class A.....................  25,309     723,584
   *Parker Drilling Co.................................... 456,033   2,562,905
   *PDC Energy, Inc....................................... 142,200   5,265,666
    Penn Virginia Corp.................................... 203,173     871,612
   *PetroQuest Energy, Inc................................ 266,713   1,370,905
   *PHI, Inc. Non-Voting..................................  43,691   1,445,735
   *PHI, Inc. Voting......................................   4,419     148,655
   *Pioneer Energy Services Corp.......................... 298,953   2,266,064
   *PostRock Energy Corp..................................  23,314      37,536
   *Pyramid Oil Co........................................  17,796      75,811
   *Rentech, Inc.......................................... 450,066   1,381,703
   *REX American Resources Corp...........................  21,400     467,376
   *Rex Energy Corp....................................... 257,322   3,378,638
   *RigNet, Inc...........................................   1,436      30,759

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   *Rosetta Resources, Inc................................   5,636 $    298,821
  #*Royale Energy, Inc....................................  10,018       27,049
   *Saratoga Resources, Inc...............................     548        1,737
    SEACOR Holdings, Inc..................................  54,633    4,969,964
   *SemGroup Corp. Class A................................  79,747    3,441,881
   #Ship Finance International, Ltd....................... 400,074    6,745,248
   *Steel Excel, Inc......................................  32,698      835,434
   *Stone Energy Corp..................................... 195,981    4,409,572
   *Swift Energy Co....................................... 151,326    2,280,483
   *Synergy Resources Corp................................  15,548       96,398
   *Syntroleum Corp....................................... 120,790       57,979
   *Targa Resources Corp..................................  68,042    4,107,015
    Teekay Corp...........................................  75,857    2,668,649
   *Tesco Corp............................................  31,974      386,566
   *TETRA Technologies, Inc............................... 320,832    2,727,072
    TGC Industries, Inc...................................  89,143      811,201
   *Triangle Petroleum Corp............................... 112,625      708,411
   *U.S. Energy Corp......................................  10,000       23,000
   *Uranium Energy Corp...................................  38,848       87,408
   *USEC, Inc............................................. 380,563      215,589
   *VAALCO Energy, Inc.................................... 279,155    2,370,026
   *Verenium Corp.........................................   8,907       21,021
  #*W&T Offshore, Inc..................................... 358,177    6,303,915
   *Warren Resources, Inc................................. 271,650      823,100
   #Western Refining, Inc................................. 371,375   12,489,341
   *Westmoreland Coal Co..................................  22,177      222,657
   *Willbros Group, Inc................................... 220,838    1,444,281
   *ZaZa Energy Corp......................................   3,799        6,192
  #*Zion Oil & Gas, Inc...................................   9,773        8,307
                                                                   ------------
Total Energy..............................................          250,315,102
                                                                   ------------
Financials -- (15.3%)
   *1st Constitution Bancorp..............................   1,952       17,568
    1st Source Corp....................................... 100,124    2,262,802
    1st United Bancorp, Inc...............................  48,835      313,521
    Access National Corp..................................  29,893      463,640
   *Alexander & Baldwin, Inc.............................. 191,665    6,439,944
    Alliance Bancorp, Inc. of Pennsylvania................   3,510       45,630
    Alliance Financial Corp...............................  16,014      714,385
  #*Altisource Asset Management Corp......................  10,675    1,342,381
   *Altisource Portfolio Solutions SA..................... 113,730    9,993,455
   *Altisource Residential Corp. Class B..................  35,584      640,512
    Ameriana Bancorp......................................   2,912       24,097
   *American Capital, Ltd................................. 659,244    8,807,500
   #American Equity Investment Life Holding Co............ 288,596    3,890,274
   *American Independence Corp............................   7,700       37,037
    American National Bankshares, Inc.....................  23,894      483,615
    American National Insurance Co........................       5          386
   *American River Bankshares.............................   7,326       53,553
   *American Safety Insurance Holdings, Ltd...............  39,733      793,865
   *American Spectrum Realty, Inc.........................   3,652       10,591
   *Ameris Bancorp........................................  93,011    1,233,326
   *AMERISAFE, Inc........................................  80,465    2,304,518
   *AmeriServ Financial, Inc.............................. 278,158      828,911
   #AmTrust Financial Services, Inc....................... 300,799    9,998,559
    Argo Group International Holdings, Ltd................ 123,606    4,460,941
   #Arrow Financial Corp..................................  43,971    1,072,892
    Artio Global Investors, Inc...........................  50,058       98,614
    ASB Financial Corp....................................     900       10,800
    Aspen Insurance Holdings, Ltd......................... 108,751    3,709,497
   *Asset Acceptance Capital Corp.........................  98,998      531,619

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Financials -- (Continued)
    Associated Banc-Corp..................................   142,104 $2,027,824
    Asta Funding, Inc.....................................    48,129    455,782
    Astoria Financial Corp................................   373,213  3,635,095
    Atlantic American Corp................................    20,640     68,731
   *Atlantic Coast Financial Corp.........................       143        499
  #*Atlanticus Holdings Corp..............................    73,372    235,524
   #Auburn National Bancorporation, Inc...................     2,786     59,230
   *AV Homes, Inc.........................................    46,257    688,767
    Baldwin & Lyons, Inc. Class A.........................     1,471     37,437
    Baldwin & Lyons, Inc. Class B.........................    29,849    737,270
    Bancfirst Corp........................................    50,526  2,066,513
   *Bancorp, Inc. (The)...................................   135,414  1,595,177
    BancorpSouth, Inc.....................................   420,950  6,103,775
   *BancTrust Financial Group, Inc........................    33,039     94,161
    Bank Mutual Corp......................................   125,130    641,917
    Bank of Commerce Holdings.............................     4,992     24,511
  #*Bank of Hawaii Corp...................................    72,884  3,504,992
    Bank of Kentucky Financial Corp.......................     3,533     92,741
  #*Bank of the Ozarks, Inc...............................   151,006  5,484,538
    BankFinancial Corp....................................    75,127    567,209
    Banner Corp...........................................    93,019  2,809,174
    Bar Harbor Bankshares.................................    12,753    450,181
    BBCN Bancorp, Inc.....................................   371,849  4,495,654
  #*BBX Capital Corp. Class A.............................    60,353    468,339
    BCB Bancorp, Inc......................................    18,073    172,055
   *BCSB Bancorp, Inc.....................................     1,710     26,762
   *Beneficial Mutual Bancorp, Inc........................   271,163  2,538,086
    Berkshire Bancorp, Inc................................    10,144     84,601
    Berkshire Hills Bancorp, Inc..........................    88,047  2,130,737
   *BFC Financial Corp. Class A...........................    48,033     95,586
    BGC Partners, Inc. Class A............................    10,484     41,831
   *BNCCORP, Inc..........................................     3,900     46,839
   *BofI Holding, Inc.....................................    48,154  1,539,002
    Boston Private Financial Holdings, Inc................   381,845  3,532,066
    Bridge Bancorp, Inc...................................     8,125    166,075
   *Bridge Capital Holdings...............................     3,703     58,100
    Brookline Bancorp, Inc................................   332,365  2,928,136
    Bryn Mawr Bank Corp...................................    51,668  1,195,598
    C&F Financial Corp....................................       966     39,258
    Calamos Asset Management, Inc. Class A................    93,080    969,894
   #California First National BanCorp.....................    14,701    238,156
   *Camco Financial Corp..................................     9,661     27,147
    Camden National Corp..................................    31,481  1,062,484
    Cape Bancorp, Inc.....................................     6,168     56,067
   *Capital Bank Financial Corp. Class A..................     7,001    108,305
  #*Capital City Bank Group, Inc..........................    48,603    544,354
    Capital Properties, Inc. Class A......................     1,300      9,295
   oCapital Properties, Inc. Class B......................     1,300         --
  o*Capital Propertys, Inc................................     2,340      4,212
    Capital Southwest Corp................................     6,465    697,250
    CapitalSource, Inc.................................... 1,099,889  8,920,100
    Capitol Federal Financial, Inc........................   659,267  7,746,387
    Cardinal Financial Corp...............................   140,976  2,303,548
   #Cash America International, Inc.......................   131,970  6,322,683
    Cathay General Bancorp................................   442,216  8,583,413
    Center Bancorp, Inc...................................    42,040    503,639
    Centerstate Banks, Inc................................    64,052    566,860
   *Central Pacific Financial Corp........................    20,729    333,944
    Century Bancorp, Inc. Class A.........................     5,255    175,149
    CFS Bancorp, Inc......................................   176,125  1,308,609
    Charter Financial Corp................................    22,369    254,112

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Chemical Financial Corp............................... 115,654 $ 2,811,549
   *Chicopee Bancorp, Inc.................................   9,906     158,793
   *Citizens Community Bancorp, Inc.......................   1,592      10,077
   *Citizens First Corp...................................     400       3,736
    Citizens Holding Co...................................   2,717      51,501
   *Citizens Republic Bancorp, Inc........................  19,044     388,878
   *Citizens, Inc......................................... 188,693   1,888,817
   #City Holding Co.......................................  65,098   2,460,053
    CKX Lands, Inc........................................   5,107      78,903
    Clifton Savings Bancorp, Inc..........................  47,202     549,431
    CNB Financial Corp....................................  17,955     305,055
    CNO Financial Group, Inc.............................. 978,475  10,048,938
    CoBiz Financial, Inc.................................. 134,992   1,101,535
    Codorus Valley Bancorp, Inc...........................   2,265      35,671
   #Cohen & Steers, Inc...................................  18,621     612,445
   *Colonial Financial Services, Inc......................     728       9,792
   *Colony Bankcorp, Inc..................................  10,672      58,589
    Columbia Banking System, Inc.......................... 178,725   3,610,245
    Commercial National Financial Corp....................   3,979      86,046
   #Community Bank System, Inc............................ 179,556   5,099,390
    Community Trust Bancorp, Inc..........................  65,227   2,198,802
  #*Community West Bancshares.............................   6,650      28,262
    Consolidated-Tokoma Land Co...........................  13,049     469,634
   *Consumer Portfolio Services, Inc......................     100         688
   *Cowen Group, Inc. Class A............................. 245,195     652,219
    Crawford & Co. Class A................................  95,513     481,386
    Crawford & Co. Class B................................  61,352     446,029
   *Credit Acceptance Corp................................  59,060   5,880,604
    CVB Financial Corp.................................... 482,016   5,302,176
   *DFC Global Corp....................................... 202,673   3,903,482
   *Diamond Hill Investment Group, Inc....................     985      71,255
    Dime Community Bancshares, Inc........................ 167,790   2,317,180
    Donegal Group, Inc. Class A...........................  60,921     801,111
    Donegal Group, Inc. Class B...........................   5,267      99,336
   *Doral Financial Corp..................................  86,089      56,733
    Duff & Phelps Corp. Class A........................... 232,313   3,691,454
    Eagle Bancorp Montana, Inc............................     225       2,383
    Eastern Insurance Holdings, Inc.......................  25,294     464,398
   *Eastern Virginia Bankshares, Inc......................     500       3,060
   *ECB Bancorp, Inc......................................   1,296      19,388
   *eHealth, Inc..........................................  90,428   2,203,730
    EMC Insurance Group, Inc..............................  37,461     935,027
    Employers Holdings, Inc............................... 148,309   3,160,465
   *Encore Capital Group, Inc............................. 116,372   3,501,633
    Endurance Specialty Holdings, Ltd..................... 202,741   8,701,644
   *Enstar Group, Ltd.....................................  41,459   5,101,945
    Enterprise Bancorp, Inc...............................  10,055     173,248
    Enterprise Financial Services Corp....................  59,047     791,820
    Epoch Holding Corp....................................  56,563   1,583,764
    ESB Financial Corp....................................  52,054     725,633
    ESSA Bancorp, Inc.....................................  44,387     488,701
    Evans Bancorp, Inc....................................   3,162      54,007
  #*Evercore Partners, Inc. Class A....................... 131,109   5,024,097
   *Ezcorp, Inc. Class A.................................. 189,272   4,201,838
   *Farmers Capital Bank Corp.............................   9,226     139,589
   #FBL Financial Group, Inc. Class A..................... 112,288   3,922,220
    Federal Agricultural Mortgage Corp. Class A...........   2,089      54,136
    Federal Agricultural Mortgage Corp. Class C...........  53,973   1,851,814
  #*Federated Investors, Inc. Class B.....................  38,774     917,393
    Federated National Holding Co.........................  28,865     164,819
   *Fidelity Southern Corp................................  15,949     178,468

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Financial Institutions, Inc...........................  49,613 $  996,725
   *First Acceptance Corp.................................  13,967     17,319
    First Advantage Bancorp...............................   2,847     36,185
    First American Financial Corp......................... 248,670  5,940,726
    First Bancorp.........................................  50,446    640,664
   *First BanCorp.........................................  18,377     94,274
    First Bancorp, Inc....................................  32,161    532,586
   *First Bancshares, Inc.................................   1,345      9,919
    First Bancshares, Inc. (The)..........................     921      9,486
    First Busey Corp...................................... 264,609  1,201,325
    First Business Financial Services, Inc................   2,089     50,470
   *First California Financial Group, Inc.................  14,468    116,033
   *First Cash Financial Services, Inc.................... 136,080  7,254,425
    First Citizens BancShares, Inc. Class A...............  12,599  2,196,762
    First Commonwealth Financial Corp..................... 431,001  3,047,177
    First Community Bancshares, Inc.......................  61,723    984,482
    First Connecticut Bancorp, Inc........................     500      7,030
    First Defiance Financial Corp.........................  39,105    800,870
  #*First Federal Bancshares of Arkansas, Inc.............  11,406    112,349
   *First Federal of Northern Michigan Bancorp, Inc.......  32,874    157,795
    First Financial Bancorp............................... 263,658  4,031,331
   #First Financial Bankshares, Inc....................... 131,049  5,380,872
    First Financial Corp..................................  54,997  1,659,259
    First Financial Holdings, Inc.........................  55,221    836,598
   *First Financial Northwest, Inc........................  44,269    359,022
   *First Financial Service Corp..........................   5,202     14,358
    First Interstate BancSystem, Inc......................  23,949    412,641
    First M&F Corp........................................  10,824     88,973
   *First Marblehead Corp. (The).......................... 129,350    125,547
    First Merchants Corp.................................. 119,869  1,804,028
    First Midwest Bancorp, Inc............................ 332,892  4,217,742
    First Pactrust Bancorp, Inc...........................  24,783    291,448
   *First Place Financial Corp............................ 151,301        757
   *First South Bancorp, Inc..............................  20,886    126,151
  #*First United Corp.....................................   9,289     76,356
    First West Virginia Bancorp...........................      63        983
    Firstbank Corp........................................  10,400    121,576
   *FirstCity Financial Corp..............................  34,829    342,717
   #FirstMerit Corp....................................... 438,950  6,685,208
   *Flagstar Bancorp, Inc.................................  25,843    406,510
    Flushing Financial Corp............................... 131,884  2,089,043
   #FNB Corp.............................................. 615,355  7,131,964
   *FNB United Corp.......................................     214      2,358
   *Forestar Group, Inc................................... 143,556  2,731,871
    Fox Chase Bancorp, Inc................................  44,555    766,792
    Franklin Financial Corp...............................     101      1,750
    Fulton Financial Corp................................. 894,731  9,743,621
   #FXCM, Inc. Class A....................................  87,959  1,054,628
    GAINSCO, Inc..........................................     220      1,870
  #*GAMCO Investors, Inc. Class A.........................  20,868  1,175,912
    German American Bancorp, Inc..........................  30,368    678,117
    GFI Group, Inc........................................ 436,166  1,482,964
   #Glacier Bancorp, Inc.................................. 323,584  5,041,439
   *Gleacher & Co., Inc................................... 266,821    205,452
   *Global Indemnity P.L.C................................  60,537  1,277,936
    Gouverneur Bancorp, Inc...............................   1,695     18,814
    Great Southern Bancorp, Inc...........................  45,129  1,121,907
  #*Green Dot Corp. Class A...............................  60,375    809,025
  #*Greenhill & Co., Inc..................................  92,688  5,459,323
   *Greenlight Capital Re, Ltd. Class A................... 140,802  3,386,288
   *Guaranty Bancorp...................................... 185,106    385,020

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Guaranty Federal Bancshares, Inc......................   2,800 $   26,740
   *Hallmark Financial Services, Inc......................  67,422    603,427
    Hampden Bancorp, Inc..................................   2,924     48,451
   *Hampton Roads Bankshares, Inc.........................   3,123      3,716
   *Hanmi Financial Corp.................................. 105,988  1,743,503
    Hanover Insurance Group, Inc. (The)...................  57,295  2,381,180
    Harleysville Savings Financial Corp...................   1,615     26,970
   *Harris & Harris Group, Inc............................ 113,497    430,154
    Hawthorn Bancshares, Inc..............................     699      6,102
    Heartland Financial USA, Inc..........................  50,420  1,194,450
   *Heritage Commerce Corp................................  46,358    301,791
    Heritage Financial Corp...............................  36,617    517,398
    Heritage Financial Group, Inc.........................   7,167    100,410
    HF Financial Corp.....................................   8,198    104,852
   *HFF, Inc. Class A..................................... 162,949  2,841,831
   *Hilltop Holdings, Inc................................. 259,379  3,408,240
    Hingham Institution for Savings.......................   4,073    282,870
   *HMN Financial, Inc....................................  31,110    185,416
   *Home Bancorp, Inc.....................................     921     17,582
   *Home BancShares, Inc.................................. 118,701  4,121,299
    Home Federal Bancorp, Inc.............................  47,652    612,805
   #Homeowners Choice, Inc................................  43,374    980,252
    HopFed Bancorp, Inc...................................   7,872     73,131
    Horace Mann Educators Corp............................ 189,810  4,126,469
    Horizon Bancorp.......................................   4,900     97,657
    Hudson Valley Holding Corp............................  28,295    432,914
   #IBERIABANK Corp....................................... 123,967  6,383,061
   *ICG Group, Inc........................................ 174,083  2,088,996
    Independence Holding Co...............................  76,440    755,992
   #Independent Bank Corp. (453836108)....................  92,502  2,866,637
   *Independent Bank Corp. (453838609)....................  28,411    155,692
    Infinity Property & Casualty Corp.....................  47,846  2,845,402
    Interactive Brokers Group, Inc. Class A............... 218,454  3,123,892
   *InterGroup Corp. (The)................................   1,860     42,799
    International Bancshares Corp......................... 254,968  4,984,624
   *Intervest Bancshares Corp. Class A....................  14,332     65,927
   *INTL. FCStone, Inc....................................  69,377  1,215,485
   *Investment Technology Group, Inc...................... 141,126  1,428,195
   *Investors Bancorp, Inc................................ 504,558  8,905,449
   *Investors Capital Holdings, Ltd.......................     615      2,368
    Investors Title Co....................................   5,458    362,739
   *Jacksonville Bancorp, Inc.............................   1,615      3,844
   #Janus Capital Group, Inc.............................. 314,497  2,924,822
   *Jefferson Bancshares, Inc.............................     427      1,456
    JMP Group, Inc........................................  74,354    490,736
    KBW, Inc.............................................. 146,612  2,326,732
    Kearny Financial Corp................................. 155,507  1,570,621
    Kemper Corp........................................... 246,317  8,204,819
    Kennedy-Wilson Holdings, Inc.......................... 116,089  1,740,174
    Kentucky First Federal Bancorp........................  11,174     89,615
   *Knight Capital Group, Inc. Class A.................... 416,569  1,549,637
    Lake Shore Bancorp, Inc...............................     537      5,692
    Lakeland Bancorp, Inc................................. 131,551  1,282,622
    Lakeland Financial Corp...............................  64,530  1,577,113
    Landmark Bancorp, Inc.................................   4,230     83,966
   #Life Partners Holdings, Inc...........................  59,461    161,734
    LNB Bancorp, Inc......................................  32,149    236,295
   *Louisiana Bancorp, Inc................................   1,387     23,940
    LSB Financial Corp....................................     291      6,434
   *Macatawa Bank Corp.................................... 111,866    520,177
  #*Magyar Bancorp, Inc...................................   1,800      8,766

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Maiden Holdings, Ltd.................................. 210,998 $ 2,145,850
    MainSource Financial Group, Inc.......................  71,719     989,722
   *Malvern Bancorp, Inc..................................   2,604      29,477
   *MarketAxess Holdings, Inc............................. 157,687   5,962,145
    Marlin Business Services Corp.........................  41,412     911,064
   *Maui Land & Pineapple Co., Inc........................  16,899      69,624
    Mayflower Bancorp, Inc................................   2,666      27,646
  #*Mays (J.W.), Inc......................................     200       4,458
    MB Financial, Inc..................................... 249,758   5,587,086
  #*MBIA, Inc............................................. 858,082   7,388,086
  #*MBT Financial Corp....................................  12,507      44,900
    MCG Capital Corp...................................... 336,744   1,552,390
    Meadowbrook Insurance Group, Inc...................... 181,899   1,140,507
    Medallion Financial Corp..............................  91,527   1,170,630
    Mercantile Bank Corp..................................  17,559     289,724
    Merchants Bancshares, Inc.............................  27,552     780,273
    Mercury General Corp..................................  38,284   1,516,046
   *Meridian Interstate Bancorp, Inc......................  30,250     528,770
    Meta Financial Group, Inc.............................  10,434     242,590
   *Metro Bancorp, Inc....................................  84,977   1,334,989
   *MetroCorp Bancshares, Inc.............................  19,897     200,562
   *MGIC Investment Corp.................................. 675,535   1,877,987
    MicroFinancial, Inc...................................  39,515     296,758
    Mid Penn Bancorp, Inc.................................   2,649      29,430
    MidSouth Bancorp, Inc.................................  17,719     266,848
    MidWestOne Financial Group, Inc.......................     741      17,710
    Montpelier Re Holdings, Ltd........................... 263,090   6,414,134
    MSB Financial Corp....................................   1,000       7,200
    MutualFirst Financial, Inc............................  10,911     141,843
   *National Financial Partners Corp...................... 186,060   3,276,517
    National Interstate Corp..............................  48,685   1,484,892
    National Penn Bancshares, Inc......................... 700,889   6,833,668
    National Western Life Insurance Co. Class A...........   4,334     708,176
    Naugatuck Valley Financial Corp.......................   1,596      10,949
   *Navigators Group, Inc. (The)..........................  64,097   3,475,980
    NBT Bancorp, Inc...................................... 151,954   3,151,526
    Nelnet, Inc. Class A.................................. 160,733   4,891,105
   *Netspend Holdings, Inc................................  92,857   1,006,570
   *New Century Bancorp, Inc..............................   2,400      14,904
    New Hampshire Thrift Bancshares, Inc..................   8,785     113,063
   *NewBridge Bancorp.....................................  23,166     148,726
   *Newport Bancorp, Inc..................................   3,732      59,115
   *NewStar Financial, Inc................................ 183,769   2,620,546
    Nicholas Financial, Inc...............................   4,051      52,947
   *North Valley Bancorp..................................     377       6,247
    Northeast Bancorp.....................................     493       4,600
    Northeast Community Bancorp, Inc......................  11,679      64,702
  #*Northfield Bancorp, Inc............................... 158,225   1,770,534
    Northrim Bancorp, Inc.................................  15,577     339,267
    Northway Financial, Inc...............................   5,028      66,621
    Northwest Bancshares, Inc............................. 477,321   5,823,316
    Norwood Financial Corp................................   1,785      54,728
    Ocean Shore Holding Co................................   3,443      52,712
    OceanFirst Financial Corp.............................  77,043   1,093,240
   *Ocwen Financial Corp.................................. 437,196  17,037,528
    Ohio Valley Banc Corp.................................   6,595     120,161
    Old National Bancorp.................................. 485,740   6,489,486
   *Old Second Bancorp, Inc...............................  46,326     100,991
   *OmniAmerican Bancorp, Inc.............................  55,762   1,383,455
    OneBeacon Insurance Group, Ltd. Class A............... 106,259   1,451,498
    Oppenheimer Holdings, Inc. Class A....................  23,277     395,942

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Oriental Financial Group, Inc......................... 197,912 $2,843,995
    Oritani Financial Corp................................ 227,268  3,440,838
    Pacific Continental Corp..............................  68,126    748,705
   *Pacific Mercantile Bancorp............................   6,905     40,049
   *Pacific Premier Bancorp, Inc..........................  14,280    164,648
    PacWest Bancorp....................................... 171,331  4,708,176
   #Park National Corp....................................  65,964  4,317,344
   *Park Sterling Corp....................................  15,929     90,477
   *Patriot National Bancorp..............................   3,100      5,022
    Peapack-Gladstone Financial Corp......................  34,320    504,161
    Penns Woods Bancorp, Inc..............................  16,245    651,262
   #Peoples Bancorp.......................................     555     11,175
    Peoples Bancorp of North Carolina.....................   3,975     40,744
    Peoples Bancorp, Inc..................................  33,323    723,109
   *PHH Corp.............................................. 266,528  5,831,633
   *Phoenix Cos, Inc. (The)...............................  17,230    468,311
   *PICO Holdings, Inc.................................... 100,572  2,115,029
   *Pinnacle Financial Partners, Inc...................... 164,600  3,533,962
   *Piper Jaffray Cos.....................................  66,404  2,571,827
    Platinum Underwriters Holdings, Ltd................... 154,082  7,508,416
   *Popular, Inc..........................................  22,673    608,543
   *Porter Bancorp, Inc...................................   9,708     10,582
  #*Portfolio Recovery Associates, Inc....................  74,534  7,971,411
   *Preferred Bank........................................   6,880    103,406
    Premier Financial Bancorp, Inc........................   9,271    105,226
    Primerica, Inc........................................ 231,837  7,622,801
   *Primus Guaranty, Ltd..................................  52,225    488,304
    PrivateBancorp, Inc................................... 334,962  5,751,298
   #Prosperity Bancshares, Inc............................ 195,425  8,815,622
    Protective Life Corp.................................. 146,613  4,638,835
    Provident Financial Holdings, Inc.....................  34,222    569,454
    Provident Financial Services, Inc..................... 280,597  4,161,254
    Provident New York Bancorp............................ 157,531  1,406,752
   *Prudential Bancorp, Inc. of Pennsylvania..............   8,148     59,195
   #Pulaski Financial Corp................................  39,714    384,829
    Pzena Investment Management, Inc. Class A.............  29,376    171,262
    QC Holdings, Inc......................................  67,835    225,891
    Radian Group, Inc..................................... 466,486  2,999,505
    Renasant Corp.........................................  88,655  1,724,340
    Republic Bancorp, Inc. Class A........................  74,766  1,679,992
   *Republic First Bancorp, Inc...........................  21,386     53,251
    Resource America, Inc. Class A........................  66,654    516,568
   *Riverview Bancorp, Inc................................  37,965     85,421
   #RLI Corp..............................................  97,703  6,742,484
    Rockville Financial, Inc.............................. 104,751  1,349,193
    Roma Financial Corp...................................  64,952    979,476
   *Royal Bancshares of Pennsylvania, Inc. Class A........   8,295     12,857
   *Rurban Financial Corp.................................     790      6,154
   #Ryman Hospitality Properties.......................... 216,579  8,656,663
    S&T Bancorp, Inc...................................... 140,324  2,587,575
   #S.Y. Bancorp, Inc.....................................  51,244  1,158,627
   *Safeguard Scientifics, Inc............................  89,162  1,376,661
    Safety Insurance Group, Inc...........................  61,315  2,943,733
    Salisbury Bancorp, Inc................................   2,458     61,450
    Sandy Spring Bancorp, Inc.............................  95,897  1,903,555
    SCBT Financial Corp...................................  59,841  2,519,306
    SeaBright Holdings, Inc...............................  84,222    934,022
   *Seacoast Banking Corp. of Florida.....................  92,561    165,684
    Selective Insurance Group, Inc........................ 239,745  4,917,170
    Shore Bancshares, Inc.................................  16,489     87,392
    SI Financial Group, Inc...............................   5,705     66,406

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Financials -- (Continued)
    Sierra Bancorp........................................    35,875 $  447,002
    Simmons First National Corp. Class A..................    70,921  1,810,613
    Simplicity Bancorp, Inc...............................    17,616    254,023
    Somerset Hills BanCorp................................       636      7,276
   *South Street Financial Corp...........................       400      2,000
   *Southcoast Financial Corp.............................        12         55
   *Southern Connecticut Bancorp, Inc.....................     3,600     13,320
   *Southern First Bancshares, Inc........................     3,037     29,187
    Southern Missouri Bancorp, Inc........................     1,107     26,491
    Southern National Bancorp of Virginia, Inc............       493      4,553
   #Southside Bancshares, Inc.............................    71,494  1,511,373
   *Southwest Bancorp, Inc................................    72,415    927,636
    Southwest Georgia Financial Corp......................     1,844     21,446
  #*St. Joe Co. (The).....................................   293,478  6,896,733
   #StanCorp Financial Group, Inc.........................    81,108  3,154,290
    State Auto Financial Corp.............................   124,010  1,887,432
    StellarOne Corp.......................................    81,660  1,220,817
    Sterling Bancorp......................................   127,209  1,219,934
    Sterling Financial Corp...............................     1,668     36,012
    Stewart Information Services Corp.....................    83,405  2,215,237
  #*Stifel Financial Corp.................................   257,888  9,503,173
   *Stratus Properties, Inc...............................    26,622    276,603
   *Suffolk Bancorp.......................................    27,140    375,346
    Summit State Bank.....................................       195      1,583
   *Sun Bancorp, Inc......................................   239,736    829,487
    Susquehanna Bancshares, Inc...........................   811,020  9,261,851
   *Sussex Bancorp........................................     7,518     45,409
   *SVB Financial Group...................................    33,756  2,240,386
   *SWS Group, Inc........................................    72,807    479,798
    Symetra Financial Corp................................   181,309  2,529,261
    Synovus Financial Corp................................ 1,575,270  4,064,197
   *Taylor Capital Group, Inc.............................    66,414  1,152,283
   #TCF Financial Corp....................................   701,823  9,586,902
    Teche Holding Co......................................     5,917    230,763
   *Tejon Ranch Co........................................   130,526  3,988,875
    Territorial Bancorp, Inc..............................    39,716    909,894
   #Teton Advisors, Inc. Class A..........................       311      5,520
  #*Texas Capital Bancshares, Inc.........................   193,815  8,023,941
    TF Financial Corp.....................................     7,379    181,413
    Thomas Properties Group, Inc..........................   225,505  1,161,351
   *Timberland Bancorp, Inc...............................    76,238    622,864
    Tompkins Financial Corp...............................    38,204  1,562,926
    Tower Financial Corp..................................     3,098     36,556
    Tower Group, Inc......................................   156,611  3,022,592
    TowneBank.............................................    92,522  1,403,559
    Tree.com, Inc.........................................    31,432    549,431
    TriCo Bancshares......................................    50,483    831,960
    TrustCo Bank Corp.....................................   392,378  2,075,680
    Trustmark Corp........................................   299,910  6,936,918
   #UMB Financial Corp....................................   173,982  7,702,183
    Umpqua Holdings Corp..................................   519,300  6,563,952
    Unico American Corp...................................    11,600    143,956
    Union Bankshares, Inc.................................     2,252     45,265
    Union First Market Bankshares Corp....................    84,706  1,480,661
    United Bancshares, Inc. (909458101)...................       900     10,638
   #United Bancshares, Inc. (909907107)...................   235,457  6,001,799
   *United Community Banks, Inc...........................    75,642    793,485
   *United Community Financial Corp.......................   474,889  1,467,407
    United Financial Bancorp, Inc.........................    70,300  1,052,391
    United Fire Group, Inc................................   108,670  2,520,057
  #*United Security Bancshares............................    26,930     99,909

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   *Unity Bancorp, Inc....................................   8,514 $     52,361
    Universal Insurance Holdings, Inc..................... 158,468      719,445
    Univest Corp. of Pennsylvania.........................  61,354    1,035,656
    Validus Holdings, Ltd.................................  26,806      976,006
   #Valley National Bancorp............................... 112,353    1,099,936
    ViewPoint Financial Group, Inc........................ 185,405    3,921,316
   *Virginia Commerce Bancorp, Inc........................ 112,621    1,479,840
   *Virtus Investment Partners, Inc.......................  31,188    4,647,324
   #VSB Bancorp, Inc......................................   1,037       10,894
   *Walker & Dunlop, Inc..................................  15,843      340,308
    Washington Banking Co.................................  58,186      819,841
    Washington Federal, Inc............................... 421,716    7,417,984
    Washington Trust Bancorp, Inc.........................  68,417    1,803,472
   *Waterstone Financial, Inc.............................  17,337      129,681
    Wayne Savings Bancshares, Inc.........................   2,043       20,389
    Webster Financial Corp................................ 401,551    8,934,510
    WesBanco, Inc......................................... 106,793    2,476,528
    West Bancorporation, Inc..............................  61,445      680,196
    West Coast Bancorp....................................  70,855    1,680,681
  #*Westamerica Bancorporation............................ 124,081    5,511,678
   *Western Alliance Bancorp.............................. 406,150    4,995,645
    Westfield Financial, Inc.............................. 110,392      832,356
    Westwood Holdings Group, Inc..........................  24,868    1,045,451
    White River Capital, Inc..............................   2,320       49,996
   *Wilshire Bancorp, Inc................................. 306,800    1,883,752
   #Wintrust Financial Corp............................... 171,937    6,373,705
  #*World Acceptance Corp.................................  62,914    4,878,981
   *WSB Holdings, Inc.....................................   8,331       50,569
    WSFS Financial Corp...................................   1,518       69,023
    WVS Financial Corp....................................   4,423       46,442
   *Yadkin Valley Financial Corp..........................  38,480      129,293
   *ZipRealty, Inc........................................ 103,092      356,698
                                                                   ------------
Total Financials..........................................          848,796,471
                                                                   ------------
Health Care -- (8.8%).....................................
    Abaxis, Inc...........................................  41,719    1,615,360
   *ABIOMED, Inc..........................................   3,655       50,987
  #*Acadia Healthcare Co., Inc............................   8,477      216,757
   *Accelerate Diagnostics, Inc...........................   9,013       38,666
   *Accuray, Inc.......................................... 350,040    1,788,704
   *Acorda Therapeutics, Inc..............................  82,394    2,379,539
   *Adcare Health Systems, Inc............................  12,269       60,978
   *Addus HomeCare Corp...................................   6,061       50,185
   *ADVENTRX Pharmaceuticals, Inc.........................  76,900       55,752
   *Affymax, Inc.......................................... 141,991    2,670,851
   *Affymetrix, Inc....................................... 296,972    1,125,524
  #*Air Methods Corp...................................... 160,644    7,023,356
  #*Akorn, Inc............................................  87,370    1,143,673
   *Albany Molecular Research, Inc........................ 133,872      799,216
   *Alere, Inc............................................     239        5,081
  #*Align Technology, Inc................................. 286,722    8,991,602
   *Alkermes P.L.C........................................ 285,186    6,573,537
   *Alliance HealthCare Services, Inc.....................  33,728      219,233
   *Allied Healthcare Products, Inc.......................  13,770       34,976
   *Allscripts Healthcare Solutions, Inc..................  64,347      712,965
    Almost Family, Inc....................................  32,602      652,692
   *Alnylam Pharmaceuticals, Inc..........................  53,352    1,287,384
   *Alphatec Holdings, Inc................................ 255,458      441,942
   *AMAG Pharmaceuticals, Inc.............................  61,481      980,622
   *Amedisys, Inc......................................... 109,320    1,215,638
   *American Caresource Holdings, Inc.....................   3,658        7,133

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
   *American Shared Hospital Services.....................  10,189 $   22,925
   *AMN Healthcare Services, Inc.......................... 191,570  2,327,575
   *Amsurg Corp........................................... 149,085  4,652,943
    Analogic Corp.........................................  59,350  4,521,876
   *AngioDynamics, Inc.................................... 101,208  1,234,738
   *Anika Therapeutics, Inc...............................  65,770    698,477
  #*Arena Pharmaceuticals, Inc............................ 949,876  8,016,953
   *Ariad Pharmaceuticals, Inc............................ 367,193  7,299,797
   *Arqule, Inc...........................................  64,901    164,200
   *Array BioPharma, Inc..................................  41,705    157,228
    Arrhythmia Research Technology, Inc...................   9,581     25,198
   *ArthroCare Corp....................................... 130,856  4,767,084
    Assisted Living Concepts, Inc. Class A................  78,210    768,022
   *Astex Pharmaceuticals, Inc............................ 224,930    753,516
   *AtriCure, Inc.........................................  16,807    135,464
    Atrion Corp...........................................   8,919  1,788,349
  #*Authentidate Holding Corp.............................  41,534     27,815
  #*AVEO Pharmaceuticals, Inc............................. 126,042    996,992
   *Bioanalytical Systems, Inc............................   5,617      9,549
   *BioClinica, Inc.......................................  50,326    362,850
   *BioCryst Pharmaceuticals, Inc.........................  76,600    124,092
   *BioMimetic Therapeutics, Inc..........................  23,449    198,848
  #*Bio-Reference Labs, Inc............................... 129,207  3,588,078
  #*Biosante Pharmaceuticals, Inc.........................   8,051     11,191
   *BioScrip, Inc......................................... 284,438  3,194,239
   *BioSpecifics Technologies Corp........................  10,491    159,988
   *Biota Pharmaceuticals, Inc............................  24,681     97,490
   *Bovie Medical Corp....................................  54,539    149,982
   *Brookdale Senior Living, Inc..........................  52,539  1,419,078
  #*BSD Medical Corp......................................  56,629     86,076
   *Cambrex Corp.......................................... 143,400  1,684,950
   *Cantel Medical Corp................................... 121,724  3,823,351
   *Capital Senior Living Corp............................ 146,494  3,110,068
   *Cardica, Inc..........................................  24,942     38,660
   *CardioNet, Inc........................................  76,915    173,059
   *Catalyst Pharmaceutical Partners, Inc.................   6,701      3,466
   *Celldex Therapeutics, Inc............................. 265,843  1,983,189
  #*Celsion Corp..........................................  37,275     56,285
  #*Centene Corp.......................................... 228,829  9,876,260
   *Charles River Laboratories International, Inc......... 223,547  9,236,962
  #*Chemed Corp...........................................  92,135  6,960,799
   *Chindex International, Inc............................   6,742     74,432
   *Cleveland Biolabs, Inc................................   7,404     11,476
  #*Codexis, Inc..........................................  41,835     99,149
   *Computer Programs & Systems, Inc......................  52,136  2,742,875
   *Conceptus, Inc........................................ 124,684  2,575,971
    CONMED Corp........................................... 119,202  3,500,963
   *Corcept Therapeutics, Inc.............................  59,506    129,128
   *Cornerstone Therapeutics, Inc.........................   8,840     48,178
   *Corvel Corp...........................................  48,444  2,218,735
   *Cross Country Healthcare, Inc......................... 110,723    625,585
    CryoLife, Inc......................................... 106,974    686,773
   *Cumberland Pharmaceuticals, Inc....................... 100,403    421,693
  #*Curis, Inc............................................  27,452     87,297
   *Cutera, Inc...........................................  72,688    799,568
   *Cyberonics, Inc....................................... 127,457  5,526,536
   *Cynosure, Inc. Class A................................  49,701  1,327,017
   *Cytokinetics, Inc..................................... 175,325    206,884
    Daxor Corp............................................  14,561    113,430
   *Depomed, Inc.......................................... 146,385  1,026,159
   *DGT Holdings Corp.....................................   1,700     22,627

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                          SHARES     VALUE+
                                                         --------- -----------
Health Care -- (Continued)
   *Digirad Corp........................................   120,709 $   223,312
   *Discovery Laboratories, Inc.........................     1,415       3,184
   *Durect Corp.........................................   120,100     130,909
   *Dyax Corp...........................................   173,946     553,148
  o*Dynacq Healthcare, Inc..............................    24,797          50
   *Emergent Biosolutions, Inc..........................   146,146   2,345,643
   *Emeritus Corp.......................................   162,743   4,407,080
   *Encision, Inc.......................................     2,013       3,221
   *Endocyte, Inc.......................................    13,199     132,386
   *Ensign Group, Inc. (The)............................    98,049   2,800,279
   *EnteroMedics, Inc...................................     3,200       9,888
   *Entremed, Inc.......................................     9,289      22,108
  o*Enzo Biochem, Inc...................................   184,277     532,561
    Enzon Pharmaceuticals, Inc..........................   213,649   1,057,563
   *Epocrates, Inc......................................     1,373      16,037
   *Exact Sciences Corp.................................    80,468     886,757
   *Exactech, Inc.......................................    46,584     893,947
   *ExamWorks Group, Inc................................    36,703     531,092
  #*Exelixis, Inc.......................................     1,558       7,260
   *Five Star Quality Care, Inc.........................   161,870     916,184
   *Furiex Pharmaceuticals, Inc.........................    31,418   1,010,089
   *Future Healthcare of America........................     6,568       1,084
   *Galena Biopharma, Inc...............................        84         144
   *Genomic Health, Inc.................................     2,221      62,299
   *Gentiva Health Services, Inc........................   140,693   1,394,268
   *GenVec, Inc.........................................    24,138      39,586
   *Geron Corp..........................................   165,706     261,815
   *Greatbatch, Inc.....................................   126,214   3,349,720
   *GTx, Inc............................................    67,662     338,310
   *Haemonetics Corp....................................   242,375  10,165,208
   *Hanger, Inc.........................................   164,498   4,726,028
   *Harvard Bioscience, Inc.............................   128,794     640,106
   *Health Management Associates, Inc. Class A..........   832,810   8,694,536
   *Health Net, Inc.....................................   130,397   3,546,798
   *HealthSouth Corp....................................   344,513   8,220,080
   *HealthStream, Inc...................................    99,925   2,476,142
   *Healthways, Inc.....................................   133,824   1,407,828
   *Hill-Rom Holdings, Inc..............................   253,523   8,411,893
   *Hi-Tech Pharmacal Co., Inc..........................    56,470   2,066,802
   *HMS Holdings Corp...................................    34,570     942,378
   *Hooper Holmes, Inc.................................. 1,113,795     534,622
  #*Horizon Pharma, Inc.................................    28,436      60,569
   *iBio, Inc...........................................    20,300      13,804
   *ICU Medical, Inc....................................    70,758   4,277,321
   *Idera Pharmaceuticals, Inc..........................   146,982     105,827
  #*Immunomedics, Inc...................................   218,278     630,823
   *Impax Laboratories, Inc.............................   327,982   6,612,117
   *Incyte Corp.........................................   206,305   3,791,886
   *Infinity Pharmaceuticals, Inc.......................    87,008   2,997,426
   *Integra LifeSciences Holdings Corp..................   121,871   5,136,863
    Invacare Corp.......................................   125,678   1,976,915
   *IPC The Hospitalist Co..............................    64,820   2,763,925
   *Iridex Corp.........................................     4,691      19,608
    Kewaunee Scientific Corp............................    10,235     126,812
   *Kindred Healthcare, Inc.............................   232,877   2,510,414
    Landauer, Inc.......................................    43,491   2,739,498
   *Lannet Co., Inc.....................................    92,277     551,816
   *LCA-Vision, Inc.....................................    68,039     223,168
    LeMaitre Vascular, Inc..............................    76,701     487,051
   *LHC Group, Inc......................................    77,955   1,665,119
   *LifePoint Hospitals, Inc............................   226,989   9,921,689

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Luminex Corp..........................................  25,981 $   477,531
   *Magellan Health Services, Inc......................... 131,902   6,766,573
  #*Masimo Corp........................................... 186,630   3,788,589
    Maxygen, Inc.......................................... 155,971     382,129
   *MedAssets, Inc........................................ 278,220   5,439,201
  o*MedCath Corp..........................................  65,962      90,368
   *Medical Action Industries, Inc........................  66,575     306,911
   *Medicines Co. (The)................................... 351,538  10,503,955
   *MediciNova, Inc.......................................  25,896      47,390
   *Medidata Solutions, Inc...............................  94,746   4,433,165
   *Medivation, Inc.......................................  40,417   2,197,068
   *Meridian Bioscience, Inc..............................   1,978      41,439
   *Merit Medical Systems, Inc............................ 203,030   2,816,026
   *Metabolix, Inc........................................   2,612       3,918
   *MGC Diagnostics Corp..................................     215       1,247
   *Misonix, Inc..........................................  86,409     665,349
   *Molina Healthcare, Inc................................ 221,319   6,354,068
   *Momenta Pharmaceuticals, Inc.......................... 182,749   2,304,465
   *MWI Veterinary Supply, Inc............................  30,517   3,427,364
   *Myrexis, Inc..........................................  38,558     113,361
  #*Myriad Genetics, Inc.................................. 360,979   9,768,092
   *Nanosphere, Inc.......................................  83,500     234,635
    National Healthcare Corp..............................  42,718   2,056,017
    National Research Corp................................  29,472   1,585,004
   *Natus Medical, Inc.................................... 138,118   1,701,614
   *Neogen Corp...........................................  53,111   2,469,130
   *Neurocrine Biosciences, Inc...........................   7,960      72,118
   *Novavax, Inc..........................................  63,165     113,065
   *NuVasive, Inc......................................... 202,163   3,483,268
   *Obagi Medical Products, Inc...........................  94,698   1,360,810
   *Omnicell, Inc......................................... 173,708   2,744,586
   *OncoGenex Pharmaceutical, Inc.........................  11,746     154,577
   *Oncothyreon, Inc......................................   7,277      14,408
   *OraSure Technologies, Inc.............................  23,066     162,615
   *Orexigen Therapeutics, Inc............................  44,241     253,059
   *Orthofix International NV.............................  83,984   3,203,990
  #*Osiris Therapeutics, Inc..............................  26,420     207,925
  #*Owens & Minor, Inc.................................... 291,359   8,918,499
   *Pain Therapeutics, Inc................................ 150,574     412,573
   *Palomar Medical Technologies, Inc.....................  70,156     685,424
  #*PAREXEL International Corp............................ 288,259   9,757,567
   *PDI, Inc.............................................. 119,189     923,715
   #PDL BioPharma, Inc.................................... 671,624   4,620,773
   *Pernix Therapeutics Holdings, Inc.....................  24,884     201,312
   *PharMerica Corp....................................... 120,044   1,738,237
   *PhotoMedex, Inc.......................................  16,436     232,898
   *Pozen, Inc............................................ 168,990     897,337
   *Progenics Pharmaceuticals, Inc........................ 117,339     334,416
   *ProPhase Labs, Inc....................................  15,982      26,850
   *Providence Service Corp. (The)........................  60,792   1,126,476
   *pSivida Corp..........................................  72,613     100,932
   *PSS World Medical, Inc................................ 223,845   6,475,836
    Psychemedics Corp.....................................   6,901      82,329
    Quality Systems, Inc..................................  69,626   1,269,978
  #*Quidel Corp........................................... 133,557   2,997,019
   *RadNet, Inc........................................... 144,576     427,945
   *Repligen Corp......................................... 152,105   1,049,524
  #*Repros Therapeutics, Inc..............................   6,764      79,883
   *Rigel Pharmaceuticals, Inc............................ 257,445   1,688,839
   *Rochester Medical Corp................................  46,591     544,183
   *Rockwell Medical, Inc.................................   3,826      23,415

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *RTI Biologics, Inc.................................... 247,930 $  1,219,816
   *Rxi Pharmaceuticals Corp..............................      84            7
  #*Sangamo Biosciences, Inc..............................  97,767      935,630
   *Santarus, Inc......................................... 269,151    3,595,857
   *SciClone Pharmaceuticals, Inc......................... 290,473    1,519,174
    Select Medical Holdings Corp.......................... 250,581    2,440,659
   *SIGA Technologies, Inc................................  13,751       40,153
    Simulations Plus, Inc.................................  35,178      152,673
   *Skilled Healthcare Group, Inc. Class A................  93,248      496,079
   *Solta Medical, Inc.................................... 205,928      527,176
    Span-American Medical System, Inc.....................  12,193      234,349
   *Spectranetics Corp.................................... 109,297    1,820,888
   #Spectrum Pharmaceuticals, Inc......................... 280,684    3,539,425
   *Staar Surgical Co.....................................  79,542      450,208
  #*StemCells, Inc........................................  10,349       17,231
  #*Stereotaxis, Inc......................................   8,630       18,468
   *STERIS Corp........................................... 271,959   10,261,013
   *Strategic Diagnostics, Inc............................   1,950        2,320
   *Sucampo Pharmaceuticals, Inc. Class A.................  63,175      327,878
   *SunLink Health Systems, Inc...........................  20,792       23,495
   *SurModics, Inc........................................  79,987    1,928,487
   *Symmetry Medical, Inc................................. 151,233    1,619,705
  #*Synageva BioPharma Corp...............................   3,327      153,907
   *Synta Pharmaceuticals Corp............................  11,609      130,021
   *Synthetic Biologics, Inc..............................   9,950       17,711
   *Targacept, Inc........................................  18,004       80,838
   *Team Health Holdings, Inc............................. 306,851   10,393,043
   *Tenet Healthcare Corp.................................  70,389    2,733,205
   *Theragenics Corp...................................... 571,070      885,158
 o#*Theravance, Inc.......................................   6,351      141,310
   *Thoratec Corp......................................... 319,166   11,659,134
   *Threshold Pharmaceuticals, Inc........................  10,400       48,048
   *Tornier NV............................................  15,988      275,633
   *TranS1, Inc........................................... 106,182      264,393
   *Transcept Pharmaceuticals, Inc........................  73,786      430,910
   *Triple-S Management Corp. Class B.....................  79,907    1,443,919
   *Trius Therapeutics, Inc...............................   9,483       48,932
   *U.S. Physical Therapy, Inc............................  51,547    1,268,056
    Universal American Corp............................... 285,885    2,678,742
   *Urologix, Inc......................................... 122,426       89,371
   *Uroplasty, Inc........................................  12,442       32,349
    Utah Medical Products, Inc............................  16,465      661,893
   *Vanguard Health Systems, Inc..........................  10,856      151,658
   *Vascular Solutions, Inc...............................  75,205    1,256,676
  #*VCA Antech, Inc....................................... 406,184    8,773,574
   *Vical, Inc............................................  71,654      256,521
   *ViroPharma, Inc....................................... 317,777    8,471,935
   *Vision-Sciences, Inc..................................   4,525        4,887
   *Volcano Corp..........................................   8,402      210,386
   *WellCare Health Plans, Inc............................   2,228      112,982
   *West Pharmaceutical Services, Inc..................... 162,999    9,651,171
   *Wright Medical Group, Inc............................. 190,937    4,036,408
   *XenoPort, Inc.........................................  35,742      299,875
    Xstelos Holdings, Inc.................................  22,800       36,936
   oYoung Innovations, Inc................................  27,111    1,070,071
   *Zalicus, Inc..........................................  21,256       16,314
                                                                   ------------
Total Health Care.........................................          490,787,135
                                                                   ------------
Industrials -- (17.2%)
    A.O. Smith Corp.......................................  97,291    6,740,320
   *A.T. Cross Co. Class A................................  50,422      576,828

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *AAON, Inc.............................................  99,933 $ 2,272,476
    AAR Corp.............................................. 163,695   3,085,651
    ABM Industries, Inc................................... 240,722   5,276,626
   *Acacia Research Corp.................................. 121,756   3,108,431
   *ACCO Brands Corp...................................... 228,429   1,902,814
   *Accuride Corp.........................................   8,747      32,889
    Aceto Corp............................................ 130,471   1,362,117
    Acme United Corp......................................   7,500      91,275
   #Acorn Energy, Inc.....................................  81,749     601,673
   *Active Power, Inc.....................................  77,492     324,691
   *Actuant Corp. Class A................................. 329,887   9,725,069
  #*Adept Technology, Inc.................................  63,689     247,113
   *Advisory Board Co. (The)..............................  99,641   5,403,531
   *Aegion Corp........................................... 143,640   3,378,413
   *AeroCentury Corp......................................   2,989      50,514
   *Aerosonic Corp........................................   7,498      29,242
   *Aerovironment, Inc.................................... 136,499   2,955,203
   *Air Transport Services Group, Inc..................... 227,942   1,059,930
    Aircastle, Ltd........................................ 213,426   2,945,279
    Alamo Group, Inc......................................  54,933   1,865,525
    Albany International Corp. Class A.................... 128,007   3,207,855
  #*Allegiant Travel Co...................................  89,883   6,693,587
    Alliant Techsystems, Inc..............................  71,427   4,622,755
  o*Allied Defense Group, Inc. (The)......................  59,074     310,729
    Allied Motion Technologies, Inc.......................  12,558      84,641
    Altra Holdings, Inc................................... 175,067   4,192,855
    Amerco, Inc...........................................  73,467   9,878,373
   *Ameresco, Inc. Class A................................  71,092     699,545
    American Railcar Industries, Inc...................... 102,937   4,049,542
   *American Science & Engineering, Inc...................  39,344   2,658,868
  #*American Superconductor Corp..........................  57,131     151,397
   *American Woodmark Corp................................  43,546   1,211,014
    Ampco-Pittsburgh Corp.................................  37,840     697,013
   *AMREP Corp............................................   6,950      69,500
   *Apogee Enterprises, Inc............................... 135,967   3,324,393
   *Applied Industrial Technologies, Inc.................. 201,821   8,872,051
   *ARC Document Solutions, Inc........................... 153,447     366,738
   *Argan, Inc............................................  35,786     672,777
    Arkansas Best Corp.................................... 100,140   1,053,473
   *Arotech Corp..........................................  33,040      35,022
    Art's-Way Manufacturing Co., Inc......................     400       2,720
   *Ascent Solar Technologies, Inc........................ 100,796      66,525
    Astec Industries, Inc.................................  91,929   3,246,932
   *Astronics Corp........................................  54,784   1,255,101
   *Atlas Air Worldwide Holdings, Inc..................... 126,392   5,699,015
   *Avalon Holding Corp. Class A..........................  41,336     164,104
   *Avis Budget Group, Inc................................ 493,987  10,635,540
   *AZZ, Inc.............................................. 124,331   5,320,123
    Baltic Trading, Ltd...................................   4,731      15,281
    Barnes Group, Inc..................................... 269,695   6,445,710
    Barrett Business Services, Inc........................  40,530   1,630,927
  #*Beacon Roofing Supply, Inc............................ 221,262   7,996,409
    Belden, Inc........................................... 203,020   9,775,413
   *Blount International, Inc............................. 215,498   3,674,241
   *BlueLinx Holdings, Inc................................  87,969     272,704
    Brady Corp. Class A................................... 228,638   7,977,180
   *Breeze-Eastern Corp...................................  41,547     336,738
   #Briggs & Stratton Corp................................ 227,569   5,400,212
   *Brink's Co. (The)..................................... 222,830   6,644,791
   *Builders FirstSource, Inc............................. 144,888     908,448
   *CAI International, Inc................................  77,294   1,938,534

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    Cascade Corp..........................................  50,821 $ 3,281,512
   *Casella Waste Systems, Inc. Class A................... 116,990     531,135
   *CBIZ, Inc............................................. 191,220   1,158,793
    CDI Corp..............................................  67,588   1,150,348
    CECO Environmental Corp...............................  63,831     705,971
    Celadon Group, Inc.................................... 111,842   2,215,590
   *Champion Industries, Inc..............................   9,213       1,013
   *Chart Industries, Inc................................. 137,261   9,085,306
    Chicago Rivet & Machine Co............................   2,523      51,898
    CIRCOR International, Inc.............................  76,639   3,180,518
    CLAROC, Inc...........................................  74,653   3,766,990
    Coleman Cable, Inc....................................  27,819     284,588
   *Columbus McKinnon Corp................................  83,758   1,584,701
    Comfort Systems USA, Inc.............................. 163,845   2,115,239
   *Command Security Corp.................................   3,850       8,085
   *Commercial Vehicle Group, Inc......................... 164,750   1,332,828
   *Competitive Technologies, Inc.........................  25,804      12,902
    CompX International, Inc..............................   9,814     132,489
    Conrad Industries, Inc................................   6,600     138,105
   *Consolidated Graphics, Inc............................  44,032   1,612,892
    Con-way, Inc.......................................... 259,075   8,129,774
   *Corporate Executive Board Co. (The)................... 157,637   7,899,190
    Courier Corp..........................................  43,514     526,955
    Covanta Holding Corp..................................  25,697     506,745
   *Covenant Transportation Group, Inc. Class A........... 158,118     997,725
   *CPI Aerostructures, Inc...............................  24,865     280,477
   *CRA International, Inc................................  38,940     723,895
   *Cubic Corp............................................ 117,244   5,510,468
    Curtiss-Wright Corp................................... 196,096   6,990,822
   *Deluxe Corp........................................... 234,146   8,614,231
   *DigitalGlobe, Inc..................................... 192,283   5,378,156
   *DLH Holdings Corp.....................................   1,653       1,917
   *Dolan Co. (The)....................................... 109,295     383,625
    Douglas Dynamics, Inc................................. 102,784   1,354,693
   *Ducommun, Inc.........................................  45,969     736,883
   *DXP Enterprises, Inc..................................  65,570   3,730,933
   *Dycom Industries, Inc................................. 153,177   3,213,653
    Dynamic Materials Corp................................  53,878     895,452
   *Eagle Bulk Shipping, Inc..............................  59,714     123,011
    Eastern Co. (The).....................................  20,021     313,128
   *Echo Global Logistics, Inc............................  38,550     715,874
    Ecology & Environment, Inc. Class A...................  10,494     135,373
    EMCOR Group, Inc...................................... 306,181  11,123,556
    Encore Wire Corp...................................... 102,695   3,349,911
   *Energy Recovery, Inc.................................. 147,269     549,313
   *EnergySolutions, Inc.................................. 313,813   1,201,904
   *EnerNOC, Inc..........................................  36,732     567,509
   *EnerSys, Inc.......................................... 227,892   9,327,620
   *Engility Holdings, Inc................................   3,147      60,580
    Ennis, Inc............................................ 115,545   1,803,657
   *EnPro Industries, Inc................................. 117,291   5,217,104
   *Environmental Tectonics Corp..........................   7,400      12,950
    ESCO Technologies, Inc................................ 122,891   5,059,422
    Espey Manufacturing & Electronics Corp................  10,959     275,509
   *Esterline Technologies Corp........................... 138,436   9,190,766
   *Excel Maritime Carriers, Ltd.......................... 290,639     160,142
    Exelis, Inc........................................... 477,852   5,251,593
   *Exponent, Inc.........................................  60,053   2,935,991
   *Federal Signal Corp................................... 299,238   2,405,874
   *Flow International Corp............................... 201,268     758,780
   *Forward Air Corp...................................... 135,778   5,038,722

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Franklin Covey Co..................................... 113,617 $ 1,577,004
   *Franklin Electric Co., Inc............................  99,256   6,602,509
    FreightCar America, Inc...............................  49,913   1,237,343
   *Frozen Food Express Industries........................ 155,948     173,102
  #*FTI Consulting, Inc................................... 163,383   5,309,948
   *Fuel Tech, Inc........................................  95,412     408,363
   *Furmanite Corp........................................ 183,666     975,266
    G & K Services, Inc. Class A..........................  76,558   3,065,382
    GATX Corp............................................. 208,636   9,878,915
  #*Genco Shipping & Trading, Ltd......................... 144,051     481,130
   *Gencor Industries, Inc................................   5,287      39,071
   *GenCorp, Inc.......................................... 228,340   2,450,088
    Generac Holdings, Inc................................. 221,684   8,242,211
   *General Cable Corp.................................... 232,126   7,804,076
   #Geo Group, Inc. (The)................................. 311,791  10,170,622
   *GeoEye, Inc...........................................  79,900   2,862,817
   *Gibraltar Industries, Inc............................. 131,686   2,287,386
    Global Power Equipment Group, Inc.....................  41,097     674,402
   *Gorman-Rupp Co. (The).................................  87,514   2,659,550
   *GP Strategies Corp....................................  86,640   1,854,096
    Graham Corp...........................................  42,488     984,447
    Granite Construction, Inc............................. 184,036   6,691,549
    Great Lakes Dredge & Dock Corp........................ 278,564   2,612,930
   *Greenbrier Cos., Inc.................................. 111,538   2,222,952
    Griffon Corp.......................................... 245,977   2,902,529
    H&E Equipment Services, Inc........................... 166,191   3,204,162
    Hardinge, Inc.........................................  48,814     550,622
    Harsco Corp........................................... 254,035   6,475,352
   *Hawaiian Holdings, Inc................................ 240,955   1,390,310
   *Heartland Express, Inc................................ 399,426   5,524,062
   #HEICO Corp............................................  81,849   3,712,671
   *HEICO Corp. Class A................................... 117,525   3,997,025
    Heidrick & Struggles International, Inc...............  73,397   1,160,407
   *Heritage-Crystal Clean, Inc...........................   4,651      73,160
   *Herman Miller, Inc.................................... 250,809   6,194,982
   *Hexcel Corp........................................... 197,076   5,279,666
   *Hill International, Inc............................... 142,630     486,368
  #*HNI Corp.............................................. 190,198   6,004,551
   *Horizon Lines, Inc. Class A...........................   4,998       7,447
    Houston Wire & Cable Co...............................  82,411     984,811
   *Hub Group, Inc. Class A............................... 174,054   6,406,928
   *Hudson Global, Inc.................................... 120,105     577,705
   *Hudson Technologies, Inc..............................   3,900      14,820
   *Huntington Ingalls Industries, Inc.................... 206,813   9,161,816
   *Hurco Cos., Inc.......................................  24,776     735,352
   *Huron Consulting Group, Inc........................... 103,761   3,538,250
   *Huttig Building Products, Inc......................... 100,706     232,631
    Hyster-Yale Materials Handling, Inc...................  53,846   2,701,992
   *ICF International, Inc................................  78,428   1,795,217
   *II-VI, Inc............................................ 253,878   4,321,004
   *InnerWorkings, Inc.................................... 126,957   1,765,972
   *Innotrac Corp.........................................  16,000      52,000
    Innovative Solutions & Support, Inc...................  46,017     195,112
    Insperity, Inc........................................ 117,250   3,943,118
    Insteel Industries, Inc...............................  67,869   1,028,894
   *Integrated Electrical Services, Inc...................  30,483     147,843
   *Intelligent Systems Corp..............................  32,937      45,618
   *Interface, Inc........................................ 340,927   5,720,755
    International Shipholding Corp........................  18,655     356,310
    Intersections, Inc....................................  90,158     935,840
    ITT Corp.............................................. 239,815   6,158,449

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #*JetBlue Airways Corp................................. 1,318,597 $ 7,661,049
   *John Bean Technologies Corp..........................   135,934   2,540,606
   *JPS Industries, Inc..................................     8,700      60,204
   *Kadant, Inc..........................................    37,897   1,018,292
   *Kaman Corp...........................................   120,094   4,364,216
    KAR Auction Services, Inc............................    46,903   1,000,441
   *Kaydon Corp..........................................   149,634   3,710,923
    Kelly Services, Inc. Class A.........................   143,086   2,280,791
    Kelly Services, Inc. Class B.........................       350       5,761
   *Key Technology, Inc..................................    20,756     255,299
    Kforce, Inc..........................................   170,378   2,344,401
    Kimball International, Inc. Class B..................   131,015   1,414,962
   *Knight Transportation, Inc...........................   358,458   5,717,405
   *Knoll, Inc...........................................   223,654   3,708,183
   *Korn/Ferry International.............................   190,670   3,275,711
   *Kratos Defense & Security Solutions, Inc.............   118,056     520,627
    L.B. Foster Co. Class A..............................    45,127   1,954,450
    L.S. Starrett Co. Class A (The)......................    24,736     267,149
    Lawson Products, Inc.................................    33,760     370,685
   *Layne Christensen Co.................................    83,211   1,886,393
    Lennox International, Inc............................    35,043   2,015,323
    Lindsay Corp.........................................    61,157   5,690,047
   *LMI Aerospace, Inc...................................    50,099   1,107,188
    LSI Industries, Inc..................................    92,790     671,800
   *Luna Innovations, Inc................................     6,456       8,328
   *Lydall, Inc..........................................    61,964     946,810
   *Magnetek, Inc........................................    38,959     516,596
   *Manitex International, Inc...........................     6,890      66,971
   *Manitowoc Co., Inc. (The)............................   639,686  11,258,474
    Marten Transport, Ltd................................    91,587   1,864,711
  #*MasTec, Inc..........................................   357,081  10,105,392
    Mastech Holdings, Inc................................       418       3,177
   *Matson, Inc..........................................   179,713   4,925,933
    McGrath RentCorp.....................................    99,752   2,981,587
   *Meritor, Inc.........................................   296,847   1,353,622
   *Metalico, Inc........................................   162,485     313,596
    Met-Pro Corp.........................................    58,590     607,578
   *MFRI, Inc............................................    18,405     111,718
    Michael Baker Corp...................................    28,961     744,008
   *Middleby Corp........................................    78,446  11,089,127
    Miller Industries, Inc...............................    57,987     886,041
   *Mine Safety Appliances Co............................   163,301   7,547,772
   *Mistras Group, Inc...................................   108,240   2,383,445
   *Mobile Mini, Inc.....................................   167,570   4,021,680
   *Moog, Inc. Class A...................................   178,245   7,807,131
   *Moog, Inc. Class B...................................    10,012     439,827
   *Mueller Industries, Inc..............................   175,509   9,365,160
   *Mueller Water Products, Inc. Class A.................   753,325   4,452,151
    Multi-Color Corp.....................................    52,622   1,260,823
   *MYR Group, Inc.......................................   111,127   2,494,801
   *National Patent Development Corp.....................    13,860      33,957
   #National Presto Industries, Inc......................    27,933   2,048,886
   *National Technical Systems, Inc......................    26,035     207,759
   *Navigant Consulting, Inc.............................   201,132   2,319,052
   *Navistar International Corp..........................    62,273   1,624,703
   *NCI Building Systems, Inc............................    21,318     330,003
    NL Industries, Inc...................................   150,263   1,944,403
   *NN, Inc..............................................    77,558     718,187
   *Nortek, Inc..........................................       980      70,707
   *Northwest Pipe Co....................................    38,919     959,353
   *Ocean Power Technologies, Inc........................    34,916      74,371

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
  #*Odyssey Marine Exploration, Inc....................... 125,767 $   386,734
   *Old Dominion Freight Line, Inc........................ 146,099   5,446,571
    Omega Flex, Inc.......................................  25,792     366,762
   *On Assignment, Inc.................................... 231,925   5,670,566
   *Orbit International Corp..............................   1,977       6,999
   *Orbital Sciences Corp................................. 241,446   3,549,256
   *Orion Energy Systems, Inc.............................  59,525     120,836
   *Orion Marine Group, Inc...............................  68,709     535,930
   *Oshkosh Corp..........................................   8,460     331,463
    P.A.M. Transportation Services, Inc...................  32,028     302,344
   *Pacer International, Inc.............................. 141,685     576,658
   *Park-Ohio Holdings Corp...............................  57,186   1,380,470
   *Patrick Industries, Inc...............................  50,163     825,683
   *Patriot Transportation Holding, Inc...................  38,246     985,599
  #*Pendrell Corp.........................................  54,087      78,967
   *PGT, Inc..............................................  99,176     485,962
    Pike Electric Corp.................................... 122,318   1,272,107
   *Plug Power, Inc.......................................  66,963      30,803
   *PMFG, Inc.............................................  35,785     300,952
  #*Polypore International, Inc........................... 198,985   7,678,831
   *Powell Industries, Inc................................  49,082   2,220,960
   *PowerSecure International, Inc........................  75,296     654,322
    Preformed Line Products Co............................  22,931   1,547,384
   *Primoris Services Corp................................ 195,632   3,752,222
    Providence & Worcester Railroad Co....................   5,591      89,456
    Quad/Graphics, Inc....................................     700      15,190
   *Quality Distribution, Inc............................. 115,424     855,292
    Quanex Building Products Corp......................... 180,387   3,726,795
    Raven Industries, Inc................................. 137,632   3,706,430
   *RBC Bearings, Inc..................................... 100,250   5,286,182
    RCM Technologies, Inc................................. 146,273     808,890
   *Real Goods Solar, Inc. Class A........................   2,817       2,670
   *Republic Airways Holdings, Inc........................ 200,904   1,685,585
    Resources Connection, Inc............................. 205,707   2,511,682
   *Roadrunner Transportation Systems, Inc................  59,683   1,200,225
    Robbins & Myers, Inc.................................. 176,805  10,304,195
   *RPX Corp..............................................   9,651     100,660
   #RR Donnelley & Sons Co................................ 525,656   4,836,035
   *Rush Enterprises, Inc. Class A........................ 113,127   2,676,585
   *Rush Enterprises, Inc. Class B........................  37,831     740,353
   *Saia, Inc.............................................  67,783   1,758,291
    Sauer-Danfoss, Inc.................................... 131,932   7,080,790
    Schawk, Inc...........................................  83,926   1,077,610
   *Schuff International, Inc.............................   6,400      71,520
    Seaboard Corp.........................................   1,738   4,698,353
    SeaCube Container Leasing, Ltd........................  30,878     709,268
   #Servotronics, Inc.....................................   1,500      12,450
   *Shaw Group, Inc. (The)................................ 160,050   7,573,566
    SIFCO Industries, Inc.................................  16,765     259,522
   #Simpson Manufacturing Co., Inc........................ 222,574   7,215,849
    SkyWest, Inc.......................................... 229,647   2,902,738
    SL Industries, Inc....................................  20,285     354,582
    SmartPros, Ltd........................................  10,300      14,420
   *Sparton Corp..........................................  37,944     577,508
   *Spirit Airlines, Inc.................................. 135,376   2,624,941
   *Standard Parking Corp.................................  65,627   1,375,542
    Standard Register Co. (The)........................... 149,668      98,781
    Standex International Corp............................  58,188   3,296,350
   *Steelcase, Inc. Class A............................... 416,165   5,672,329
   *Sterling Construction Co., Inc........................  57,088     585,152
   *Sun Hydraulics Corp................................... 109,284   3,016,238

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *Supreme Industries, Inc. Class A...................... 107,845 $    407,654
   *Swift Transportation Co............................... 364,963    4,985,395
   *SYKES Enterprises, Inc................................ 180,012    2,898,193
    Sypris Solutions, Inc................................. 285,243    1,180,906
  #*TAL International Group, Inc.......................... 157,914    6,616,597
   *Taser International, Inc.............................. 226,988    1,899,890
   *Team, Inc.............................................  96,007    4,206,067
   *Tecumseh Products Co. Class A.........................  39,462      280,575
   *Tecumseh Products Co. Class B.........................   4,097       29,703
   *Teledyne Technologies, Inc............................ 124,954    8,529,360
   *Tel-Instrument Electronics Corp.......................   8,400       29,400
   *Tennant Co............................................  86,674    3,990,471
   *Tetra Tech, Inc....................................... 300,094    8,600,694
    Textainer Group Holdings, Ltd......................... 173,994    7,212,051
   *Thermon Group Holdings, Inc...........................  18,565      449,273
    Titan International, Inc.............................. 192,422    4,673,930
  #*Titan Machinery, Inc..................................  91,990    2,659,431
   *TMS International Corp. Class A.......................  10,239      142,732
    Toro Co. (The)........................................ 239,432   10,542,191
   *Transcat, Inc.........................................   5,600       37,968
   *TRC Cos., Inc......................................... 357,086    2,131,803
   *Trex Co., Inc.........................................  14,355      606,499
   *Trimas Corp........................................... 184,928    5,712,426
    Trinity Industries, Inc............................... 140,469    5,576,619
    Triumph Group, Inc....................................  26,860    1,890,138
   *TrueBlue, Inc......................................... 188,782    3,245,163
   *Tufco Technologies, Inc...............................   4,700       23,500
   *Tutor Perini Corp..................................... 162,167    2,690,351
   #Twin Disc, Inc........................................  40,164      920,961
   *Ultralife Corp........................................  60,836      195,892
    UniFirst Corp.........................................  69,606    5,689,594
   #United Stationers, Inc................................ 192,289    6,410,915
    Universal Forest Products, Inc........................  96,930    3,940,204
   *Universal Power Group, Inc............................   9,833       18,289
   *Universal Security Instruments, Inc...................   1,595        6,619
    Universal Truckload Services, Inc.....................  45,472      815,768
  #*US Airways Group, Inc................................. 795,980   11,366,594
   *US Ecology, Inc.......................................  84,575    2,009,502
   *USA Truck, Inc........................................  29,426      145,953
  #*USG Corp.............................................. 199,783    5,871,622
    UTi Worldwide, Inc.................................... 458,165    6,762,515
   *Versar, Inc...........................................  27,782      118,074
    Viad Corp.............................................  99,304    2,772,568
   *Vicor Corp............................................ 100,246      539,323
   *Virco Manufacturing Corp..............................  30,131       80,450
   *Volt Information Sciences, Inc........................ 119,747      947,199
    VSE Corp..............................................  11,278      270,785
   *Wabash National Corp.................................. 116,402    1,204,761
    Watsco, Inc...........................................  16,515    1,244,405
    Watsco, Inc. Class B..................................  12,022      900,147
    Watts Water Technologies, Inc. Class A................ 134,656    6,207,642
    Werner Enterprises, Inc............................... 335,945    7,935,021
  #*Wesco Aircraft Holdings, Inc..........................  21,646      299,364
   *Willdan Group, Inc....................................   9,040       18,984
   *Willis Lease Finance Corp.............................  26,350      388,136
    WSI Industries, Inc...................................   1,900       11,799
  #*XPO Logistics, Inc....................................  38,882      651,274
                                                                   ------------
Total Industrials.........................................          956,901,574
                                                                   ------------
Information Technology -- (15.6%)
  #*3D Systems Corp....................................... 260,733   15,083,404

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Accelrys, Inc......................................... 261,626 $ 2,464,517
   *ACI Worldwide, Inc.................................... 121,823   5,791,465
   *Acme Packet, Inc......................................  22,654     547,547
   *Active Network, Inc. (The)............................  20,557     113,680
   *Actuate Corp.......................................... 231,640   1,304,133
   *Acxiom Corp........................................... 355,756   6,307,554
   *ADDvantage Technologies Group, Inc....................   6,085      12,900
   #ADTRAN, Inc........................................... 116,751   2,358,370
   *Advanced Energy Industries, Inc....................... 185,603   2,849,006
   *Advanced Photonix, Inc. Class A.......................   3,313       2,418
   *Advent Software, Inc.................................. 227,356   5,604,325
   *Aehr Test Systems.....................................  11,205       9,984
   *Aeroflex Holding Corp.................................   2,986      20,872
   *Aetrium, Inc..........................................   7,219       4,548
   *Agilysys, Inc......................................... 109,333     930,424
   *Alpha & Omega Semiconductor, Ltd......................  15,353     124,513
   *American Software, Inc. Class A....................... 101,992     877,131
  #*Amkor Technology, Inc................................. 684,883   3,171,008
   *Amtech Systems, Inc...................................  35,270     137,906
   *ANADIGICS, Inc........................................ 265,507     685,008
   *Analysts International Corp...........................  60,790     221,276
   *Anaren, Inc...........................................  61,528   1,204,103
   *Anixter International, Inc............................ 154,803  10,415,146
   *AOL, Inc..............................................  73,747   2,260,346
   *Applied Micro Circuits Corp........................... 263,957   2,262,111
   *Arris Group, Inc...................................... 532,303   8,793,646
   *Aruba Networks, Inc...................................     776      17,879
  #*AsiaInfo-Linkage, Inc................................. 129,671   1,423,788
   *Aspen Technology, Inc................................. 226,186   6,921,292
   *Astea International, Inc..............................   2,800       7,504
    Astro-Med, Inc........................................  30,318     304,393
   *ATMI, Inc............................................. 149,306   3,047,335
   *Autobytel, Inc........................................ 141,737     579,704
   *Aviat Networks, Inc................................... 215,312     807,420
   *Avid Technology, Inc.................................. 135,643   1,003,758
    Aware, Inc............................................  66,535     383,242
   *Axcelis Technologies, Inc............................. 373,772     504,592
   *AXT, Inc.............................................. 182,535     507,447
   *Badger Meter, Inc.....................................  66,867   3,309,248
  #*Bankrate, Inc.........................................   9,913     122,624
    Bel Fuse, Inc. Class A................................   8,954     147,651
    Bel Fuse, Inc. Class B................................  34,133     635,898
   *Benchmark Electronics, Inc............................ 243,068   4,268,274
    Black Box Corp........................................  68,151   1,596,778
   *Blackbaud, Inc........................................ 103,793   2,586,522
   *Blonder Tongue Laboratories, Inc......................  22,536      29,748
   *Blucora, Inc.......................................... 203,704   3,027,041
    Bogen Communications International, Inc...............  11,900      25,050
  o*Bogen Corp............................................  11,900          --
  #*Booz Allen Hamilton Holding Corp......................  49,240     682,466
   *Bottomline Technologies (de), Inc..................... 137,003   3,984,047
   *BroadVision, Inc......................................  15,154     126,384
    Brooks Automation, Inc................................ 287,626   2,692,179
   *Bsquare Corp..........................................  35,768     125,188
   *BTU International, Inc................................  20,326      61,994
   *Cabot Microelectronics Corp........................... 111,433   4,118,564
   *CACI International, Inc. Class A...................... 118,960   6,379,825
   *CalAmp Corp........................................... 425,510   3,642,366
   *Calix, Inc............................................ 161,035   1,310,825
   *Callidus Software, Inc................................   9,668      40,412
   *Cardtronics, Inc...................................... 201,456   5,215,696

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Cascade Microtech, Inc................................  51,723 $   386,888
   *Cass Information Systems, Inc.........................  38,812   1,505,906
   *CEVA, Inc.............................................  94,104   1,428,499
   *Checkpoint Systems, Inc............................... 135,469   1,633,756
   *China Information Technology, Inc.....................  55,389      57,051
   *Chyron International Corp.............................   1,822       1,822
   *CIBER, Inc............................................ 291,015     983,631
   *Cirrus Logic, Inc.....................................  87,103   2,458,918
   *Clearfield, Inc.......................................  82,011     431,378
   *Cognex Corp........................................... 184,208   7,305,689
   *Cogo Group, Inc.......................................  19,733      46,965
  #*Coherent, Inc.........................................  97,357   5,394,551
    Cohu, Inc.............................................  93,719     982,175
 o#*Commerce One LLC......................................  45,000          --
    Communications Systems, Inc...........................  30,513     339,915
   *CommVault Systems, Inc................................ 126,827   9,731,436
   *Computer Task Group, Inc..............................  83,650   1,601,061
   *Compuware Corp........................................ 995,933  11,572,741
   *comScore, Inc.........................................  30,410     447,939
    Comtech Telecommunications Corp.......................  99,951   2,648,702
   *Comverse Technology, Inc.............................. 132,332     576,968
   *Comverse, Inc.........................................  13,233     382,175
    Concurrent Computer Corp..............................  25,628     167,607
   *Constant Contact, Inc.................................  45,462     684,658
    Convergys Corp........................................ 526,242   8,956,639
   *CoreLogic, Inc........................................ 240,593   6,313,160
   *CoStar Group, Inc.....................................  80,918   7,588,490
   *Cray, Inc............................................. 182,681   3,392,386
    Crexendo, Inc.........................................  23,717      60,478
   *CSG Systems International, Inc........................ 158,878   2,991,673
    CSP, Inc..............................................   8,385      52,490
    CTS Corp.............................................. 112,384   1,118,221
  #*CVD Equipment Corp....................................  10,329     120,023
   *CyberOptics Corp......................................  28,233     210,901
   *Cymer, Inc............................................ 144,305  14,859,086
    Cypress Semiconductor Corp............................ 180,953   1,858,387
   *Daktronics, Inc....................................... 170,365   2,020,529
   *Data I/O Corp.........................................   7,300      12,483
   *Datalink Corp.........................................  80,496     707,560
   *Dataram Corp..........................................  70,982      30,522
   *Datawatch Corp........................................   3,832      46,635
   *Dealertrack Technologies, Inc......................... 189,540   5,985,673
  #*Demand Media, Inc.....................................  84,075     710,434
   *Dice Holdings, Inc.................................... 315,856   2,972,205
   *Diebold, Inc.......................................... 155,191   4,568,823
   *Digi International, Inc............................... 110,869   1,086,516
    Digimarc Corp.........................................  27,972     598,881
   *Digital River, Inc.................................... 140,852   2,045,171
   *Diodes, Inc........................................... 184,149   3,502,514
  #*Document Security Systems, Inc........................  11,826      28,501
   *Dot Hill Systems Corp................................. 691,220     801,815
   *DSP Group, Inc........................................  96,572     633,512
   *DTS, Inc..............................................  72,089   1,376,900
   *Dynamics Research Corp................................  93,697     642,761
    EarthLink, Inc........................................ 476,269   3,238,629
   #Ebix, Inc............................................. 169,396   2,767,931
   *Echelon Corp..........................................  48,148     116,518
   *EchoStar Corp. Class A................................  47,389   1,724,012
   *Edgewater Technology, Inc.............................  43,768     181,637
   *Elecsys Corp..........................................  10,067      44,295
    Electro Rent Corp.....................................  93,066   1,440,662

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    Electro Scientific Industries, Inc.................... 120,718 $ 1,303,754
   *Electronics for Imaging, Inc.......................... 227,803   5,152,904
   *Ellie Mae, Inc........................................   4,915      98,447
   #eMagin Corp...........................................  63,552     206,544
   *EMCORE Corp...........................................  78,483     472,468
   *Emulex Corp........................................... 368,492   2,815,279
   *Entegris, Inc......................................... 630,922   6,220,891
   *Entropic Communications, Inc.......................... 327,784   1,717,588
   *Envestnet, Inc........................................  15,866     220,696
    EPIQ Systems, Inc..................................... 136,733   1,687,285
    ePlus, Inc............................................  19,243     896,531
   *Euronet Worldwide, Inc................................ 234,325   5,733,933
    Evolving Systems, Inc.................................   5,500      34,540
   *Exar Corp............................................. 206,440   2,165,556
   *ExlService Holdings, Inc.............................. 155,915   4,624,439
   *Extreme Networks...................................... 446,729   1,648,430
   *Fabrinet..............................................  17,020     249,173
   *Fair Isaac Corp....................................... 162,889   7,341,407
   *Fairchild Semiconductor International, Inc............ 596,739   8,813,835
   *FalconStor Software, Inc.............................. 137,274     367,894
   *FARO Technologies, Inc................................  65,959   2,190,498
   *FEI Co................................................ 176,390  10,752,734
  #*Finisar Corp.......................................... 204,057   3,162,884
   *First Solar, Inc......................................  51,294   1,445,465
   *FormFactor, Inc....................................... 190,765     953,825
   *Forrester Research, Inc...............................  95,747   2,706,768
    Frequency Electronics, Inc............................  47,309     434,297
  #*Fusion-io, Inc........................................  54,440     951,611
   *Giga-tronics, Inc.....................................   3,942       6,583
   *GigOptix, Inc.........................................  17,782      25,962
   *Global Cash Access Holdings, Inc...................... 320,918   2,422,931
    Globalscape, Inc......................................  11,073      15,059
   *Globecomm Systems, Inc................................ 143,348   1,777,515
   *GSE Systems, Inc......................................  72,970     148,859
   *GSI Group, Inc........................................  65,070     618,165
   *GSI Technology, Inc...................................  96,942     644,664
  #*GT Advanced Technologies, Inc......................... 495,965   1,567,249
   *Guidance Software, Inc................................  48,882     623,246
    Hackett Group, Inc. (The)............................. 154,717     665,283
   *Harmonic, Inc......................................... 402,401   2,104,557
   *Hauppauge Digital, Inc................................  32,277      24,853
   *Heartland Payment Systems, Inc........................ 179,430   5,698,697
  #*Higher One Holdings, Inc..............................  29,137     306,813
   *Hittite Microwave Corp................................  64,413   3,953,670
  #*Hutchinson Technology, Inc............................  89,355     249,300
   *I.D. Systems, Inc.....................................  38,571     213,298
   *Identive Group, Inc................................... 128,478     173,445
   *IEC Electronics Corp..................................  33,539     220,016
   *iGATE Corp............................................ 281,372   4,918,383
   *iGo, Inc.............................................. 105,087      28,373
   *Ikanos Communications, Inc............................ 218,977     398,538
   *Imation Corp.......................................... 143,848     533,676
   *Immersion Corp........................................  91,211     620,235
  #*Infinera Corp......................................... 427,928   3,051,127
   *Infosonics Corp.......................................  34,050      21,622
   *Innodata, Inc.........................................  80,576     302,966
   *Inphi Corp............................................  40,676     326,628
   *Insight Enterprises, Inc.............................. 188,292   3,690,523
   *Integrated Device Technology, Inc..................... 684,219   4,946,903
   *Integrated Silicon Solution, Inc...................... 140,733   1,318,668
   *Intellicheck Mobilisa, Inc............................  61,334      44,160

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Interactive Intelligence Group, Inc...................  70,851 $ 2,849,627
   *InterDigital, Inc.....................................  23,053   1,000,270
   *Intermec, Inc......................................... 172,259   1,701,919
   *Internap Network Services Corp........................ 319,865   2,530,132
  #*International Rectifier Corp.......................... 238,849   4,655,167
    Internet Patents Corp.................................   1,533       5,779
   *Interphase Corp.......................................  23,732      59,330
    Intersil Corp. Class A................................ 556,686   4,815,334
    inTEST Corp...........................................  43,077     130,954
   *Intevac, Inc..........................................  80,753     339,970
   *IntraLinks Holdings, Inc..............................   5,908      38,225
   *IntriCon Corp.........................................  23,513     110,511
   *iPass, Inc............................................ 479,670   1,012,104
   *Iteris, Inc...........................................  19,424      31,661
   *Itron, Inc............................................ 170,105   7,891,171
  #*Ixia.................................................. 293,713   5,577,610
    IXYS Corp............................................. 126,777   1,222,130
  #*j2 Global, Inc........................................ 209,364   6,661,962
   *Kemet Corp............................................ 151,800     874,368
   *Key Tronic Corp.......................................  50,515     486,459
    Keynote Systems, Inc..................................  68,280   1,065,168
  o*KIT Digital, Inc...................................... 165,559      66,224
   *Kopin Corp............................................ 264,145     913,942
   *Kulicke & Soffa Industries, Inc....................... 354,661   4,014,763
   *KVH Industries, Inc...................................  61,473     895,047
   *Lantronix, Inc........................................   2,333       4,619
   *Lattice Semiconductor Corp............................ 571,283   2,542,209
   *Lender Processing Services, Inc....................... 277,225   6,664,489
    Lexmark International, Inc. Class A...................  74,600   1,794,876
   *LGL Group, Inc. (The).................................   7,103      37,362
   *LightPath Technologies, Inc. Class A..................   1,850       1,610
   *Limelight Networks, Inc............................... 393,678     929,080
   *Lionbridge Technologies, Inc.......................... 196,217     782,906
  #*Liquidity Services, Inc...............................   2,870      91,467
   *Littlefuse, Inc....................................... 103,823   6,645,710
   *LogMeIn, Inc..........................................   2,755      62,538
   *LoJack Corp...........................................  88,416     285,584
    Loral Space & Communications, Inc..................... 120,478   7,070,854
   *LTX-Credence Corp..................................... 319,926   1,964,346
   *Magnachip Semiconductor Corp..........................  82,618   1,323,540
   *Management Network Group, Inc.........................  42,154     118,031
   *Manhattan Associates, Inc.............................  97,325   6,667,736
    ManTech International Corp. Class A...................  86,509   2,134,177
    Marchex, Inc. Class B.................................  96,761     359,951
   *Market Leader, Inc....................................  91,457     693,244
   *Mattersight Corp......................................  26,897     118,885
   *Mattson Technology, Inc............................... 142,298     186,410
   *MAXIMUS, Inc.......................................... 157,974  10,832,277
   *MaxLinear, Inc. Class A...............................   7,724      40,010
   *Maxwell Technologies, Inc.............................   2,306      22,299
   *Measurement Specialties, Inc..........................  69,503   2,453,456
   *MEMC Electronic Materials, Inc........................ 251,262   1,045,250
   *MEMSIC, Inc...........................................  13,970      47,358
   *Mentor Graphics Corp.................................. 516,874   8,854,052
   *Mercury Systems, Inc.................................. 226,389   1,663,959
   *Meru Networks, Inc....................................     400       1,272
    Mesa Laboratories, Inc................................  14,839     771,480
    Methode Electronics, Inc.............................. 224,819   2,162,759
   *Micrel, Inc........................................... 279,555   2,910,168
  #*Microsemi Corp........................................ 431,332   9,023,465
   *Mindspeed Technologies, Inc........................... 137,470     676,352

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *MIPS Technologies, Inc...............................   265,016 $ 2,083,026
   #MKS Instruments, Inc.................................   241,344   6,709,363
    MOCON, Inc...........................................    23,794     333,354
   *ModusLink Global Solutions, Inc......................   156,445     455,255
   *MoneyGram International, Inc.........................    41,886     576,770
   *Monolithic Power Systems, Inc........................   169,063   3,939,168
    Monotype Imaging Holdings, Inc.......................   162,290   2,934,203
   *Monster Worldwide, Inc...............................   174,254   1,010,673
   *MoSys, Inc...........................................   112,827     406,177
   *Move, Inc............................................   206,943   1,951,472
   #MRV Communications, Inc..............................    34,710     326,274
   *MTS Systems Corp.....................................    74,423   4,230,948
   *Multi-Fineline Electronix, Inc.......................    96,276   1,538,009
   *Nanometrics, Inc.....................................   173,921   2,714,907
   *NAPCO Security Technologies, Inc.....................    34,854     125,823
   *NCI, Inc. Class A....................................    28,077     147,685
  #*NETGEAR, Inc.........................................   175,729   6,169,845
  #*NetList, Inc.........................................    78,133      60,944
   *NetScout Systems, Inc................................   196,463   5,113,932
   *NeuStar, Inc. Class A................................   233,899  10,558,201
   *Newport Corp.........................................   221,885   3,199,582
   *Newtek Business Services, Inc........................   148,095     312,480
   *NIC, Inc.............................................   239,252   3,899,808
   *Novatel Wireless, Inc................................   101,083     190,036
   *Numerex Corp. Class A................................    47,759     592,689
  #*Oclaro, Inc..........................................   239,817     388,504
   *Official Payments Holdings, Inc......................    52,586     326,559
   *OmniVision Technologies, Inc.........................   218,204   3,353,795
   *Omtool, Ltd..........................................     3,470      13,360
   *Online Resources Corp................................   132,396     504,429
   *Onvia, Inc...........................................     2,306       8,371
   *OpenTable, Inc.......................................     1,082      57,011
   *Oplink Communications, Inc...........................    80,015   1,348,253
    Optical Cable Corp...................................    26,264     109,521
   *OSI Systems, Inc.....................................    94,134   5,126,538
   *Overland Storage, Inc................................    62,392      60,520
   *PAR Technology Corp..................................    35,625     158,175
    Park Electrochemical Corp............................    85,630   2,238,368
  #*ParkerVision, Inc....................................    71,039     169,783
    PC Connection, Inc...................................    50,404     622,489
   *PCM, Inc.............................................    42,066     280,580
    PC-Tel, Inc..........................................    58,100     431,102
   *PDF Solutions, Inc...................................   115,183   1,730,049
    Perceptron, Inc......................................    31,319     230,508
   *Perficient, Inc......................................   145,348   1,738,362
   *Performance Technologies, Inc........................    38,515      37,360
   *Pericom Semiconductor Corp...........................    89,400     632,058
   *Pervasive Software, Inc..............................    46,662     426,957
   *PFSweb, Inc..........................................     6,817      22,769
   *Photronics, Inc......................................   261,251   1,564,893
   *Pixelworks, Inc......................................    49,388     129,890
   *Planar Systems, Inc..................................   280,770     485,732
  #*Plantronics, Inc.....................................   194,157   7,983,736
   *Plexus Corp..........................................   145,902   3,723,419
   *PLX Technology, Inc..................................   114,546     533,784
   *PMC-Sierra, Inc...................................... 1,047,069   6,052,059
   *Polycom, Inc.........................................   200,789   2,214,703
   *Power Integrations, Inc..............................   127,246   4,759,000
  #*Power-One, Inc.......................................   434,100   1,745,082
   *PRGX Global, Inc.....................................    96,338     650,282
   *Procera Networks, Inc................................     7,989     134,455

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Information Technology -- (Continued)
   *Progress Software Corp................................   275,183 $6,458,545
   *PROS Holdings, Inc....................................    18,690    412,301
   *Pulse Electronics Corp................................    19,070      5,719
    QAD, Inc. Class A.....................................    47,305    657,066
    QAD, Inc. Class B.....................................    13,168    167,234
   *QLIK Technologies, Inc................................    22,821    506,854
   *QLogic Corp...........................................   404,569  4,672,772
   *Qualstar Corp.........................................    25,800     41,280
   *Quantum Corp..........................................   647,611    880,751
  #*QuickLogic Corp.......................................    35,762     75,458
   *QuinStreet, Inc.......................................    60,672    342,190
   *Radisys Corp..........................................   125,621    489,922
   *Rambus, Inc...........................................    15,407     84,122
  #*RealD, Inc............................................    39,217    446,289
   *RealNetworks, Inc.....................................   142,378  1,090,615
   *Reis, Inc.............................................    40,187    587,132
   *Relm Wireless Corp....................................    30,643     50,867
  #*Remark Media, Inc.....................................       436        589
  #*Research Frontiers, Inc...............................     4,300     14,405
   *Responsys, Inc........................................    56,733    432,873
    RF Industries, Ltd....................................    28,527    155,757
   *RF Micro Devices, Inc................................. 1,322,916  6,614,580
    Richardson Electronics, Ltd...........................    58,120    704,414
    Rimage Corp...........................................    30,437    211,233
   *Rofin-Sinar Technologies, Inc.........................   122,331  3,135,344
   *Rogers Corp...........................................    74,197  3,476,871
   *Rosetta Stone, Inc....................................    72,756    942,918
   *Rovi Corp.............................................     3,507     60,636
   *Rubicon Technology, Inc...............................    85,425    574,056
  #*Rudolph Technologies, Inc.............................   311,455  4,201,528
   *Saba Software, Inc....................................    30,778    285,004
   *Sanmina Corp..........................................   305,471  2,908,084
   *Sapient Corp..........................................   639,968  7,750,012
   *ScanSource, Inc.......................................   107,493  3,123,747
   *Schmitt Industries, Inc...............................     2,366      7,003
   *Scientific Learning Corp..............................     9,751      6,143
   *SeaChange International, Inc..........................   156,923  1,749,691
   *Selectica, Inc........................................    10,332     86,479
   *Semtech Corp..........................................   312,646  9,429,403
   *Sevcon, Inc...........................................     7,783     27,707
   *ShoreTel, Inc.........................................   167,439    718,313
   *Sigma Designs, Inc....................................   123,441    659,175
   *Sigmatron International, Inc..........................     2,200     11,330
  #*Silicon Graphics International Corp...................    98,302  1,429,311
   *Silicon Image, Inc....................................   371,233  1,800,480
   *Silicon Laboratories, Inc.............................   190,434  8,310,540
   *Smith Micro Software, Inc.............................   119,075    178,612
   *SMTC Corp.............................................    18,570     47,911
   *SolarWinds, Inc.......................................    65,106  3,543,069
  #*Sonic Foundry, Inc....................................    10,310     65,778
   *Sonus Networks, Inc................................... 1,309,270  2,972,043
    Soundbite Communications, Inc.........................     2,200      6,402
   *Sourcefire, Inc.......................................     2,068     88,097
   *Spansion, Inc. Class A................................   255,829  2,942,034
  #*Spark Networks, Inc...................................    31,952    230,693
   *Spire Corp............................................    21,130     12,255
  #*SS&C Technologies Holdings, Inc.......................   115,449  2,612,611
   *Stamps.com, Inc.......................................    54,407  1,468,445
   *StarTek, Inc..........................................    50,089    215,884
  #*STEC, Inc.............................................   184,015    931,116
  #*STR Holdings, Inc.....................................    47,450    101,068

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
  #*Stratasys, Ltd........................................  71,383 $5,602,138
  #*SunPower Corp.........................................  63,290    493,029
   *Super Micro Computer, Inc............................. 170,353  2,108,970
    Supertex, Inc.........................................  46,643    891,814
   *Support.com, Inc...................................... 194,330    810,356
   *Sycamore Networks, Inc................................ 112,283    258,251
   *Symmetricom, Inc...................................... 329,857  1,777,929
   *Synaptics, Inc........................................ 148,208  5,199,137
   *Synchronoss Technologies, Inc.........................  10,754    256,053
   *SYNNEX Corp........................................... 176,283  6,337,374
    Syntel, Inc........................................... 122,280  7,127,701
  #*Take-Two Interactive Software, Inc.................... 444,662  5,411,537
   *Tech Data Corp........................................  36,239  1,844,927
    Technical Communications Corp.........................     400      2,018
   *TechTarget, Inc....................................... 151,203    768,111
   *TeleCommunication Systems, Inc. Class A............... 203,506    459,924
   *Telenav, Inc..........................................  69,701    550,638
   *TeleTech Holdings, Inc................................ 236,832  4,428,758
    Tellabs, Inc.......................................... 215,195    490,645
    Telular Corp..........................................  92,276  1,023,341
    Tessco Technologies, Inc..............................  34,957    781,289
    Tessera Technologies, Inc............................. 209,187  3,671,232
    TheStreet, Inc........................................  96,581    157,427
   *TNS, Inc.............................................. 101,823  2,133,192
    Transact Technologies, Inc............................  30,291    243,540
   *TranSwitch Corp.......................................  22,072     20,573
   *Travelzoo, Inc........................................   1,454     31,872
   *Trio-Tech International...............................   3,256      6,479
   *TriQuint Semiconductor, Inc........................... 644,664  3,384,486
    TSR, Inc..............................................   5,056     16,432
   *TTM Technologies, Inc................................. 281,360  2,242,439
   *Tyler Technologies, Inc............................... 134,868  7,289,615
  #*Ultimate Software Group, Inc..........................  48,942  4,969,571
   *Ultra Clean Holdings..................................  86,106    483,055
   *Ultratech, Inc........................................ 122,302  4,981,360
   *Unisys Corp........................................... 196,212  4,357,869
    United Online, Inc.................................... 372,876  2,475,897
   *Unwired Planet, Inc................................... 398,522    805,014
  #*USA Technologies, Inc.................................  16,830     36,858
   *UTStarcom Holdings Corp............................... 269,746    264,351
   *ValueClick, Inc....................................... 364,247  7,456,136
  #*Veeco Instruments, Inc................................ 180,076  5,663,390
  #*Verint Systems, Inc................................... 166,876  5,640,409
  #*ViaSat, Inc........................................... 179,900  6,909,959
   *Viasystems Group, Inc.................................  37,579    529,488
   *Vicon Industries, Inc.................................  14,689     40,395
   *Video Display Corp....................................  21,287     79,826
   *Virtusa Corp.......................................... 119,753  2,480,085
  #*Vishay Intertechnology, Inc........................... 582,590  6,402,664
   *Vishay Precision Group, Inc...........................  28,087    370,468
  #*VistaPrint NV......................................... 167,091  5,990,212
   *Volterra Semiconductor Corp........................... 102,050  1,677,702
    Wayside Technology Group, Inc.........................   6,327     77,822
   *Web.com Group, Inc.................................... 227,520  3,685,824
   *WebMediaBrands, Inc...................................  22,428     44,632
   *Websense, Inc......................................... 178,070  2,605,164
   *Westell Technologies, Inc. Class A.................... 295,909    541,513
   *WEX, Inc..............................................  71,095  5,588,778
   *Winland Electronics, Inc..............................   2,903      2,061
   *Wireless Ronin Technologies, Inc......................   7,439     13,911
   *Wireless Telecom Group, Inc...........................  61,160     78,896

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                         SHARES      VALUE+
                                                        --------- ------------
Information Technology -- (Continued)
   *WPCS International, Inc............................    34,365 $     15,808
   *XO Group, Inc......................................   123,486    1,187,935
    Xyratex, Ltd.......................................    63,930      594,549
   *Zebra Technologies Corp. Class A...................   231,862   10,034,987
   *Zhone Technologies, Inc............................    49,121       30,455
   *Zix Corp...........................................   242,585      790,827
   *Zygo Corp..........................................    80,557    1,281,662
                                                                  ------------
Total Information Technology...........................            869,533,811
                                                                  ------------
Materials -- (5.6%)
    A. Schulman, Inc...................................   141,153    4,538,069
   *A.M. Castle & Co...................................    85,778    1,445,359
   *AEP Industries, Inc................................    25,530    1,643,621
  #*AMCOL International Corp...........................   132,717    3,919,133
   *American Biltrite, Inc.............................        62       29,450
   *American Pacific Corp..............................    26,030      512,270
   *American Vanguard Corp.............................   138,666    4,700,777
   *Arabian American Development Co....................    28,849      228,196
   #Axiall Corp........................................   169,275    9,509,870
    Balchem Corp.......................................   105,362    3,940,539
    Boise, Inc.........................................   501,853    4,140,287
   *Buckeye Technologies, Inc..........................   187,022    5,376,882
  #*Calgon Carbon Corp.................................   261,634    4,196,609
   *Century Aluminum Co................................   359,885    3,098,610
    Chase Corp.........................................    27,069      509,439
   *Chemtura Corp......................................   409,049    9,702,642
   *Clearwater Paper Corp..............................   114,390    5,183,011
   *Coeur d'Alene Mines Corp...........................   190,116    4,125,517
    Commercial Metals Co...............................   557,727    9,286,155
   *Contango ORE, Inc..................................     4,405       35,240
   *Continental Materials Corp.........................       397        6,852
   *Core Molding Technologies, Inc.....................    29,890      210,724
    Deltic Timber Corp.................................    42,817    3,106,802
    Detrex Corp........................................       500        9,225
    Eagle Materials, Inc...............................   212,595   13,769,778
   *Ferro Corp.........................................   304,458    1,552,736
    Flamemaster Corp...................................       189        1,701
   *Flotek Industries, Inc.............................   143,948    1,937,540
    Friedman Industries, Inc...........................    25,497      279,702
    FutureFuel Corp....................................    22,274      283,994
  #*General Moly, Inc..................................   240,285      886,652
   *Globe Specialty Metals, Inc........................   277,052    4,200,108
    Gold Resource Corp.................................     2,596       35,565
  #*Golden Minerals Co.................................    51,086      177,268
   *Graphic Packaging Holding Co....................... 1,295,284    9,079,941
    Greif, Inc. Class A................................     6,423      301,753
   *Greif, Inc. Class B................................       258       13,044
   *H.B. Fuller Co.....................................   238,977    9,339,221
   *Hawkins, Inc.......................................    42,179    1,645,825
   *Haynes International, Inc..........................    52,760    2,697,091
   *Headwaters, Inc....................................   223,629    2,093,167
   #Hecla Mining Co.................................... 1,313,198    6,894,290
   *Horsehead Holding Corp.............................   171,558    1,708,718
   *Innophos Holdings, Inc.............................   101,455    5,130,579
   *Innospec, Inc......................................   113,361    4,562,780
    Intrepid Potash, Inc...............................   161,211    3,756,216
    Kaiser Aluminum Corp...............................    88,795    5,519,497
    KapStone Paper & Packaging Corp....................   216,960    5,207,040
    KMG Chemicals, Inc.................................    42,573      832,302
    Koppers Holdings, Inc..............................    94,030    3,813,857
   *Kraton Performance Polymers, Inc...................   139,658    3,666,022

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
   #Kronos Worldwide, Inc.................................  36,998 $    717,391
   *Landec Corp........................................... 125,967    1,486,411
   *Louisiana-Pacific Corp................................ 633,346   12,305,913
   *LSB Industries, Inc................................... 105,261    4,357,805
   *Material Sciences Corp................................ 232,910    2,301,151
    Materion Corp.........................................  84,270    2,266,863
   *McEwen Mining, Inc.................................... 226,238      708,125
   *Mercer International, Inc............................. 157,513    1,101,016
    Metals USA Holdings Corp.............................. 128,315    2,307,104
    Minerals Technologies, Inc............................ 169,536    7,013,704
  #*Mines Management, Inc.................................  58,244       66,981
   *Mod-Pac Corp..........................................  28,616      200,741
    Myers Industries, Inc................................. 152,530    2,254,393
    Neenah Paper, Inc.....................................  98,399    3,044,465
   *NewMarket Corp........................................   3,285      838,201
    Noranda Aluminum Holding Corp.........................  87,899      517,725
   *Northern Technologies International Corp..............  16,245      217,521
    Olin Corp............................................. 378,628    8,806,887
    Olympic Steel, Inc....................................  40,226      845,148
   *OM Group, Inc......................................... 141,459    3,907,098
   *Omnova Solutions, Inc................................. 217,681    1,780,631
    P.H. Glatfelter Co.................................... 161,183    2,994,780
   *Penford Corp..........................................  48,927      401,201
   *PolyOne Corp.......................................... 418,633    9,142,945
   *Quaker Chemical Corp..................................  61,319    3,505,607
  #*Resolute Forest Products..............................  12,699      173,214
   *Revett Minerals, Inc..................................   7,937       18,176
   *RTI International Metals, Inc......................... 146,694    4,166,110
    Schnitzer Steel Industries, Inc. Class A..............  83,999    2,442,691
   *Schweitzer-Mauduit International, Inc................. 148,713    6,058,568
   *Senomyx, Inc..........................................  60,712      107,460
    Sensient Technologies Corp............................ 233,462    8,894,902
   *Spartech Corp......................................... 107,182    1,021,444
  #*Stepan Co.............................................  94,527    5,544,954
  #*Stillwater Mining Co.................................. 549,065    7,390,415
   *SunCoke Energy, Inc................................... 149,462    2,478,080
    Synalloy Corp.........................................  15,203      216,035
  #*Texas Industries, Inc................................. 134,779    7,660,838
    Tredegar Corp.........................................  81,691    1,863,372
   *UFP Technologies, Inc.................................   3,300       62,436
   *United States Lime & Minerals, Inc....................  24,502    1,128,317
   *Universal Stainless & Alloy Products, Inc.............  28,848    1,030,739
   #Valhi, Inc............................................  84,462    1,326,898
   *Verso Paper Corp......................................   9,552        9,552
    Vulcan International Corp.............................     700       20,370
   *Walter Energy, Inc....................................     823       30,904
    Wausau Paper Corp..................................... 329,594    3,187,174
   *WebCo Industries, Inc.................................     600       73,980
    Westlake Chemical Corp................................  15,400    1,414,644
   *Worthington Industries, Inc........................... 332,479    9,136,523
    Zep, Inc..............................................  82,691    1,207,289
   *Zoltek Cos., Inc...................................... 148,277    1,208,458
                                                                   ------------
Total Materials...........................................          309,805,016
                                                                   ------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.........................     800           --
  o*Big 4 Ranch, Inc......................................   3,200           --
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........   5,100           --
  o*Concord Camera Corp. Escrow Shares.................... 113,476           --
  o*Cubist Pharmaceuticals, Inc. Escrow Shares............ 106,674           --
  o*DLB Oil & Gas, Inc. Escrow Shares.....................   1,300           --

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Other -- (Continued)
  o*Entorian Technologies, Inc. Escrow Shares.............  10,595 $        --
  o*First Bank of Delaware Escrow Shares..................   6,667       7,534
  o*Gerber Scientific, Inc. Escrow Shares................. 166,622          --
  o*iGo, Inc. Escrow Shares...............................   4,100          --
  o*Petrocorp, Inc. Escrow Shares.........................   6,900         414
  o*Price Communications Liquidation Trust................ 159,870          --
  o*Voyager Learning Co. Escrow Shares....................  72,800          --
                                                                   -----------
Total Other...............................................               7,948
                                                                   -----------
Telecommunication Services -- (0.4%)
    Atlantic Tele-Network, Inc............................  57,450   2,486,436
   *Boingo Wireless, Inc..................................   1,363      10,550
   *Cbeyond, Inc..........................................  96,401     848,329
  #*Cincinnati Bell, Inc.................................. 882,853   4,193,552
   *Consolidated Communications Holdings, Inc............. 156,153   2,687,393
   *General Communications, Inc. Class A.................. 271,241   2,308,261
   *Hawaiian Telcom Holdco, Inc...........................   4,984      99,780
    HickoryTech Corp......................................  56,468     546,610
    IDT Corp. Class B.....................................  82,383     841,954
   *Iridium Communications, Inc........................... 186,953   1,308,671
  #*Leap Wireless International, Inc...................... 246,684   1,425,834
    Lumos Networks Corp...................................  75,547     733,561
    Neutral Tandem, Inc................................... 139,144     385,429
   *NII Holdings, Inc.....................................   1,574      11,018
    NTELOS Holdings Corp..................................  11,011     142,372
   *ORBCOMM, Inc.......................................... 134,750     568,645
   *Premiere Global Services, Inc......................... 221,526   2,075,699
    Primus Telecommunications Group, Inc..................   6,853      73,190
    Shenandoah Telecommunications Co......................  72,201   1,058,467
    USA Mobility, Inc.....................................  88,098   1,018,413
   *Vonage Holdings Corp.................................. 554,353   1,446,861
    Warwick Valley Telephone Co...........................  24,398     285,945
                                                                   -----------
Total Telecommunication Services..........................          24,556,970
                                                                   -----------
Utilities -- (3.1%)
   #ALLETE, Inc........................................... 179,918   8,301,417
    American States Water Co..............................  95,745   4,839,910
    Artesian Resources Corp. Class A......................  18,254     413,453
   #Atlantic Power Corp................................... 261,139   3,209,398
    Avista Corp........................................... 274,057   7,087,114
    Black Hills Corp...................................... 209,329   8,446,425
  #*Cadiz, Inc............................................  14,035      97,543
    California Water Service Group........................ 206,142   4,019,769
    CH Energy Group, Inc..................................  59,619   3,875,235
    Chesapeake Utilities Corp.............................  46,504   2,207,080
    Cleco Corp............................................ 108,326   4,630,936
    Connecticut Water Services, Inc.......................  40,673   1,205,548
    Consolidated Water Co., Ltd...........................  23,697     211,851
    Delta Natural Gas Co., Inc............................  15,455     304,464
  #*Dynegy, Inc...........................................  17,941     358,820
    El Paso Electric Co................................... 184,571   6,218,197
    Empire District Electric Co. (The).................... 192,851   4,090,370
    Gas Natural, Inc......................................  17,389     171,629
    Genie Energy, Ltd. Class B............................  79,398     566,902
    IDACORP, Inc.......................................... 200,307   9,296,248
    Laclede Group, Inc. (The)............................. 108,123   4,316,270
   #MGE Energy, Inc....................................... 103,682   5,431,900
    Middlesex Water Co....................................  69,419   1,340,481
    New Jersey Resources Corp............................. 154,087   6,476,277
   #Northwest Natural Gas Co.............................. 121,877   5,535,653
    NorthWestern Corp..................................... 178,618   6,607,080

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- --------------
Utilities -- (Continued)
   *NRG Energy, Inc................................      20,483 $      491,592
    Ormat Technologies, Inc........................      45,658        970,689
    Otter Tail Corp................................     162,782      4,375,580
    Piedmont Natural Gas Co........................       7,181        228,069
    PNM Resources, Inc.............................     385,247      8,228,876
    Portland General Electric Co...................     356,114     10,227,594
    RGC Resources, Inc.............................       6,328        116,245
    SJW Corp.......................................      70,750      1,918,740
    South Jersey Industries, Inc...................     148,728      8,072,956
    Southwest Gas Corp.............................     213,147      9,493,567
   *Synthesis Energy Systems, Inc..................      48,546         53,886
   *Two Rivers Water Co............................         247            366
   #UIL Holdings Corp..............................     241,585      8,989,378
    Unitil Corp....................................      63,646      1,704,440
    UNS Energy Corp................................     199,040      9,014,522
    WGL Holdings, Inc..............................     194,584      8,158,907
    York Water Co..................................      51,538        974,069
                                                                --------------
Total Utilities....................................                172,279,446
                                                                --------------
TOTAL COMMON STOCKS................................              5,056,011,769
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Allos Therapeutics, Inc. Contingent Value
   Rights..........................................     257,338          2,573
  o*Capital Bank Corp. Contingent Value Rights.....       2,560             --
  o*Capital Bank Financial Corp. Contingent Value
   Rights..........................................      57,808         12,718
  o*CSF Holding, Inc. Litigation Rights............       3,250             --
  o*CVR Energy, Inc. Contingent Value Rights.......     328,935             --
   *Dynegy, Inc. Warrants 10/02/17.................      52,933         61,932
  o*Emergent Biosolutions, Inc. Contingent Value
   Rights..........................................      17,329             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17...      31,886         27,103
  o*PhotoMedex, Inc. Contingent Value Warrants.....       1,607             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17..       9,325             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17..       9,325             --
                                                                --------------
TOTAL RIGHTS/WARRANTS..............................                    104,326
                                                                --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds TempCash Portfolio
      - Institutional Shares.......................  27,400,176     27,400,176
                                                                --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (8.6%)
(S)@DFA Short Term Investment Fund.................  40,864,784    472,805,550
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by
     $3,473,564 FNMA, rates ranging from
     2.100%(r) to 6.163%(r), maturities ranging
     from 01/01/23 to 10/01/42, valued at
     $3,482,207) to be repurchased at $3,372,404... $     3,372      3,372,385
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL................                476,177,935
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $4,515,936,874)^^.........................             $5,559,694,206
                                                                ==============

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary..... $  924,743,847 $     31,647   --    $  924,775,494
   Consumer Staples...........    208,252,802           --   --       208,252,802
   Energy.....................    250,208,906      106,196   --       250,315,102
   Financials.................    848,792,259        4,212   --       848,796,471
   Health Care................    488,952,775    1,834,360   --       490,787,135
   Industrials................    956,590,845      310,729   --       956,901,574
   Information Technology.....    869,467,587       66,224   --       869,533,811
   Materials..................    309,805,016           --   --       309,805,016
   Other......................             --        7,948   --             7,948
   Telecommunication Services.     24,556,970           --   --        24,556,970
   Utilities..................    172,279,446           --   --       172,279,446
Rights/Warrants...............         89,035       15,291   --           104,326
Temporary Cash Investments....     27,400,176           --   --        27,400,176
Securities Lending Collateral.             --  476,177,935   --       476,177,935
                               -------------- ------------   --    --------------
TOTAL......................... $5,081,139,664 $478,554,542   --    $5,559,694,206
                               ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                           U.S. MICRO CAP PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (94.4%)
Consumer Discretionary -- (17.0%)
   *1-800-FLOWERS.COM, Inc. Class A....................... 162,378 $   652,760
    A.H. Belo Corp. Class A............................... 240,620   1,270,474
   *AFC Enterprises, Inc.................................. 174,204   5,062,368
  #*ALCO Stores, Inc......................................  52,342     426,587
   *Aldila, Inc...........................................  52,806     209,112
    Ambassadors Group, Inc................................ 141,374     696,974
    Amcon Distributing Co.................................   5,690     414,659
  #*American Apparel, Inc................................. 139,268     197,761
  #*American Public Education, Inc........................ 120,381   4,638,280
   *America's Car-Mart, Inc............................... 104,356   4,155,456
    Ameristar Casinos, Inc................................ 200,674   5,317,861
    Arbitron, Inc......................................... 131,281   6,157,079
   *Arctic Cat, Inc....................................... 112,187   4,054,438
    Ark Restaurants Corp..................................  36,613     642,558
   *Asbury Automotive Group, Inc.......................... 285,665  10,158,247
   *Ascent Capital Group, Inc. Class A....................  53,250   3,392,557
   *Ballantyne Strong, Inc................................  76,188     272,753
  #*Barnes & Noble, Inc................................... 419,954   5,602,186
    Bassett Furniture Industries, Inc.....................  89,635   1,247,719
   *BB Liquidating, Inc................................... 595,858       7,448
    Beasley Broadcast Group, Inc. Class A.................  65,543     330,337
  #*Beazer Homes USA, Inc................................. 126,773   2,385,868
    bebe stores, Inc...................................... 534,205   2,232,977
    Belo Corp. Class A.................................... 766,060   6,488,528
    Big 5 Sporting Goods Corp............................. 121,129   1,680,059
   *Biglari Holdings, Inc.................................  12,870   4,747,486
   *Black Diamond, Inc.................................... 137,350   1,050,728
   *Blue Nile, Inc........................................  19,196     642,874
   *Bluegreen Corp........................................ 280,227   2,690,179
   #Blyth, Inc............................................ 111,212   1,558,080
    Bob Evans Farms, Inc..................................  68,206   3,019,480
   *Body Central Corp.....................................  63,682     506,272
   #Bon-Ton Stores, Inc. (The)............................ 124,482   1,562,249
  #*Books-A-Million, Inc..................................  60,674     148,651
    Bowl America, Inc. Class A............................  55,406     708,366
   *Boyd Gaming Corp......................................  39,623     277,757
   *Bravo Brio Restaurant Group, Inc......................  50,855     757,740
   *Bridgepoint Education, Inc............................   3,800      40,090
   *Brookfield Residential Properties, Inc................  11,614     232,396
    Brown Shoe Co., Inc................................... 312,560   5,388,534
   *Build-A-Bear Workshop, Inc............................  93,829     384,699
   *Cache, Inc............................................ 109,084     269,437
    Callaway Golf Co...................................... 468,057   3,070,454
   *Cambium Learning Group, Inc...........................  93,736     118,107
    Canterbury Park Holding Corp..........................  26,287     282,322
   *Capella Education Co..................................  54,100   1,478,012
   *Career Education Corp.................................   5,760      19,930
   *Carmike Cinemas, Inc.................................. 107,552   1,715,454
    Carriage Services, Inc................................ 166,200   2,323,476
   *Carrols Restaurant Group, Inc......................... 237,046   1,486,278
   *Casual Male Retail Group, Inc......................... 262,769   1,206,110
   *Cato Corp. Class A (The).............................. 247,558   6,825,174
   *Cavco Industries, Inc.................................  56,847   2,948,085
    CEC Entertainment, Inc................................ 136,941   4,513,575
  #*Central European Media Enterprises, Ltd. Class A......   7,020      41,488
   *Charles & Colvard, Ltd................................  62,068     238,341
   *Cherokee, Inc.........................................  83,413   1,178,626
   *Children's Place Retail Stores, Inc. (The)............   9,740     485,442

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Christopher & Banks Corp.............................. 167,376 $ 1,037,731
   *Chromcraft Revington, Inc.............................  81,837      57,286
    Churchill Downs, Inc.................................. 117,187   7,577,311
   *Citi Trends, Inc...................................... 127,065   1,644,221
   *Coast Distribution System, Inc. (The).................  41,382      86,902
   *Cobra Electronics Corp................................  47,132     190,885
  #*Coldwater Creek, Inc.................................. 109,770     416,028
    Collectors Universe, Inc..............................  57,953     697,175
   *Conn's, Inc........................................... 311,038   8,845,921
   *Cooper Tire & Rubber Co............................... 282,260   7,186,340
    Core-Mark Holding Co., Inc............................  67,786   3,398,112
   *Corinthian Colleges, Inc.............................. 285,176     701,533
  #*Crown Media Holdings, Inc. Class A.................... 170,294     311,638
    CSS Industries, Inc...................................  52,438   1,190,867
    Culp, Inc............................................. 186,578   3,265,115
   *Cumulus Media, Inc. Class A........................... 210,401     683,803
   *Cybex International, Inc..............................   6,772      17,065
   *Daily Journal Corp....................................     200      19,892
   *dELiA*s, Inc..........................................   7,960       8,199
   *Delta Apparel, Inc....................................  77,201   1,115,554
    Destination Maternity Corp............................ 102,685   2,338,137
  o*DGSE Cos., Inc........................................   8,313      47,633
  #*Digital Generation, Inc............................... 142,872   1,430,149
   *DineEquity, Inc....................................... 112,662   8,253,618
   *Dixie Group, Inc. (The)............................... 104,300     441,189
   *Dorman Products, Inc.................................. 312,058  10,806,569
    Dover Downs Gaming & Entertainment, Inc............... 142,541     317,866
    Dover Motorsports, Inc................................ 168,371     289,598
   *Drew Industries, Inc.................................. 186,266   6,821,061
   *DSW, Inc. Class A.....................................   3,995     267,385
   *E.W. Scripps Co. Class A (The)........................ 282,188   3,101,246
   *EDCI Holdings, Inc....................................  62,230     213,449
  #*Education Management Corp.............................   1,200       5,196
    Educational Development Corp..........................  36,900     145,755
    Einstein Noah Restaurant Group, Inc...................  81,958   1,053,160
   *ELXSI Corp............................................   7,100      78,810
   *Emerson Radio Corp.................................... 243,478     413,913
   *Emmis Communications Corp. Class A.................... 300,222     570,422
   *Empire Resorts, Inc...................................  29,016      59,483
  #*Entercom Communications Corp. Class A................. 356,444   2,830,165
   *Entertainment Gaming Asia, Inc........................   5,434      10,868
    Entravision Communications Corp. Class A.............. 971,879   1,827,133
    Escalade, Inc.........................................  62,320     342,137
   *Ethan Allen Interiors, Inc............................ 226,031   6,534,556
  #*Ever-Glory International Group, Inc...................   1,379       2,841
   *Exide Technologies.................................... 344,292   1,184,364
  #*FAB Universal Corp....................................   1,618       5,453
   *Famous Dave's of America, Inc.........................  49,507     463,386
   *Federal-Mogul Corp....................................  10,694      99,882
   *Fiesta Restaurant Group, Inc.......................... 211,158   3,760,724
    Finish Line, Inc. Class A (The)....................... 376,378   7,015,686
    Fisher Communications, Inc............................  25,775     914,497
   *Flanigan's Enterprises, Inc...........................  20,756     160,963
    Flexsteel Industries, Inc.............................  55,532   1,302,781
   *Frederick's of Hollywood Group, Inc...................   3,103         776
    Fred's, Inc. Class A.................................. 298,368   3,944,425
    Frisch's Restaurants, Inc.............................  63,337   1,157,167
   *Fuel Systems Solutions, Inc........................... 138,774   2,037,202
   *Full House Resorts, Inc...............................  66,136     212,958
   *Furniture Brands International, Inc................... 194,801     268,825
   *Gaiam, Inc. Class A...................................  66,689     218,073

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    Gaming Partners International Corp....................  14,659 $  111,408
   *Geeknet, Inc..........................................   3,079     47,170
   *Gentherm, Inc.........................................  93,247  1,350,217
   *G-III Apparel Group, Ltd.............................. 156,157  5,604,475
   *Global Sources, Ltd...................................   2,635     21,607
   *Gordmans Stores, Inc..................................  22,024    262,967
  #*Grand Canyon Education, Inc........................... 325,508  7,766,621
   *Gray Television, Inc.................................. 361,397  1,351,625
   *Gray Television, Inc. Class A.........................  41,200    141,728
   #Group 1 Automotive, Inc...............................  59,517  4,031,682
   *Hallwood Group, Inc. (The)............................   6,988     64,744
   *Hampshire Group, Ltd..................................  25,800     83,850
   *Harris Interactive, Inc............................... 559,304    693,537
    Harte-Hanks, Inc...................................... 358,710  2,937,835
    Hastings Entertainment, Inc...........................  92,939    201,678
    Haverty Furniture Cos., Inc........................... 141,130  2,540,340
    Haverty Furniture Cos., Inc. Class A..................  18,855    340,710
   *Helen of Troy, Ltd.................................... 194,161  7,028,628
  o*Here Media, Inc.......................................   9,920         10
  o*Here Media, Inc. Special Shares.......................   9,920         99
  #*hhgregg, Inc.......................................... 154,907  1,313,611
   *Hollywood Media Corp..................................   1,798      2,355
    Hooker Furniture Corp.................................  88,584  1,337,618
   *Hot Topic, Inc........................................ 321,369  3,567,196
   *Insignia Systems, Inc.................................  51,150    112,018
  #*Interval Leisure Group, Inc........................... 342,177  6,775,105
   *iRobot Corp........................................... 160,139  3,663,980
   *Isle of Capri Casinos, Inc............................ 123,333    867,031
  #*ITT Educational Services, Inc.........................  10,887    183,337
   *Jack in the Box, Inc.................................. 193,270  5,610,628
    Jaclyn, Inc...........................................  20,127    103,151
   #JAKKS Pacific, Inc.................................... 186,066  2,430,022
   *Johnson Outdoors, Inc. Class A........................  65,549  1,407,993
    Jones Group, Inc. (The)............................... 576,161  6,913,932
   *Journal Communications, Inc. Class A.................. 479,602  2,628,219
  #*K12, Inc.............................................. 113,551  2,096,151
    KB Home............................................... 521,279  9,940,791
   *Kid Brands, Inc....................................... 184,100    303,765
   *Kirkland's, Inc....................................... 143,918  1,665,131
   *Kona Grill, Inc.......................................  65,170    550,686
    Koss Corp............................................. 115,135    567,616
   *Krispy Kreme Doughnuts, Inc........................... 480,664  6,248,632
   *K-Swiss, Inc. Class A................................. 127,540    600,713
   *Lakeland Industries, Inc..............................  40,544    199,071
   *Lazare Kaplan International, Inc......................  81,643    108,585
    La-Z-Boy, Inc......................................... 515,798  8,067,081
   *LeapFrog Enterprises, Inc............................. 368,689  3,321,888
   *Learning Tree International, Inc...................... 162,830    838,574
   *Lee Enterprises, Inc.................................. 259,763    329,899
   *Libbey, Inc........................................... 112,392  2,110,722
    Lifetime Brands, Inc.................................. 111,220  1,183,381
   *LIN TV Corp. Class A.................................. 270,494  2,886,171
    Lincoln Educational Services Corp..................... 114,994    637,067
   *Lithia Motors, Inc. Class A........................... 173,800  7,520,326
   *Luby's, Inc........................................... 249,870  1,704,113
  #*Lumber Liquidators Holdings, Inc...................... 138,270  8,182,819
   *M/I Homes, Inc........................................ 155,248  4,228,956
    Mac-Gray Corp......................................... 116,100  1,401,327
   *Maidenform Brands, Inc................................ 200,639  3,894,403
    Marcus Corp........................................... 202,160  2,688,728
    Marine Products Corp.................................. 335,362  2,116,134

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *MarineMax, Inc........................................ 175,591 $ 2,050,903
   *Martha Stewart Living Omnimedia Class A............... 174,678     508,313
   *Matthews International Corp. Class A..................  70,299   2,302,995
  #*McClatchy Co. Class A (The)........................... 315,826     922,212
    McRae Industries, Inc. Class A........................   8,800     160,952
    MDC Holdings, Inc.....................................  12,190     479,311
  #*Media General, Inc. Class A........................... 162,689     693,055
   *Meritage Homes Corp................................... 109,498   4,844,192
   *Modine Manufacturing Co............................... 263,516   2,234,616
   *Monarch Casino & Resort, Inc.......................... 145,340   1,505,722
  #*Monro Muffler Brake, Inc.............................. 175,166   6,344,513
   *Morgans Hotel Group Co................................     786       4,237
  #*Motorcar Parts of America, Inc........................  73,034     487,137
   *Movado Group, Inc..................................... 160,166   5,855,669
   *MTR Gaming Group, Inc.................................  19,183      76,732
   *Multimedia Games Holding Co., Inc..................... 201,197   3,408,277
    NACCO Industries, Inc. Class A........................  35,045   2,283,532
   *Nathan's Famous, Inc..................................  57,075   2,355,485
   *National American University Holdings, Inc............     584       2,278
   *National CineMedia, Inc............................... 319,701   4,885,031
   *Nautilus, Inc......................................... 305,718   1,653,934
   *Navarre Corp.......................................... 245,657     533,076
   *Nevada Gold & Casinos, Inc............................     352         306
   *New York & Co., Inc................................... 637,028   2,490,779
   *New York Times Co. Class A (The)......................  77,685     688,289
   *Nexstar Broadcasting Group, Inc. Class A..............  43,397     624,049
   *Nobility Homes, Inc...................................  43,800     225,570
   *NTN Communications, Inc...............................  55,566      10,835
    Nutrisystem, Inc...................................... 120,928   1,091,980
   *Office Depot, Inc..................................... 638,248   2,763,614
    OfficeMax, Inc........................................ 343,663   3,704,687
   *Orbitz Worldwide, Inc................................. 426,727   1,233,241
    Outdoor Channel Holdings, Inc......................... 178,297   1,376,453
  #*Overstock.com, Inc....................................  32,181     432,513
   *Oxford Industries, Inc................................ 148,270   7,321,573
   *P & F Industries, Inc. Class A........................   6,745      57,332
  #*Pacific Sunwear of California, Inc.................... 306,922     607,706
   *Papa John's International, Inc........................ 214,930  12,057,573
    Pep Boys - Manny, Moe & Jack (The).................... 410,442   4,568,219
   *Perfumania Holdings, Inc..............................  56,683     359,370
    Perry Ellis International, Inc........................ 112,606   2,173,296
   #PetMed Express, Inc................................... 225,462   2,940,024
   *Pinnacle Entertainment, Inc........................... 540,950   8,411,772
   *Point. 360............................................  40,187      31,145
   *Premier Exhibitions, Inc..............................   2,033       4,818
   *Q.E.P. Co., Inc.......................................  33,487     540,815
   *Quantum Fuel Systems Technologies Worldwide, Inc......  22,625      16,690
   *Quiksilver, Inc....................................... 967,484   6,327,345
    R.G. Barry Corp....................................... 127,405   1,704,679
   *Radio One, Inc. Class D............................... 320,517     435,903
   #RadioShack Corp.......................................  45,350     149,202
   *Reading International, Inc. Class A................... 136,980     798,593
   *Reading International, Inc. Class B...................  11,620      78,784
   *Red Lion Hotels Corp.................................. 168,908   1,261,743
   *Red Robin Gourmet Burgers, Inc........................ 134,063   4,956,309
    Regis Corp............................................ 336,789   5,978,005
   *Rentrak Corp..........................................  71,131   1,456,763
   *Rick's Cabaret International, Inc.....................  47,550     400,371
   *Rocky Brands, Inc.....................................  50,860     718,143
   *Ruby Tuesday, Inc..................................... 456,992   3,441,150
   *rue21, Inc............................................ 184,160   5,471,394

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Ruth's Hospitality Group, Inc......................... 239,818 $ 1,860,988
    Ryland Group, Inc. (The).............................. 262,398  10,422,449
    Saga Communications, Inc. Class A.....................  51,988   2,443,436
    Salem Communications Corp. Class A.................... 170,151     991,980
    Scholastic Corp.......................................     700      20,762
   *School Specialty, Inc................................. 187,922      19,337
   *Scientific Games Corp. Class A........................ 509,533   4,529,748
  #*Sealy Corp............................................ 305,943     660,837
   *SHFL Entertainment, Inc............................... 385,373   5,703,520
    Shiloh Industries, Inc................................ 145,006   1,573,315
    Shoe Carnival, Inc.................................... 153,805   3,148,388
   *Shutterfly, Inc....................................... 127,491   4,217,402
   *Sinclair Broadcast Group, Inc. Class A................ 387,312   5,337,159
   *Skechers U.S.A., Inc. Class A......................... 247,960   4,711,240
  #*Skullcandy, Inc.......................................  31,142     204,914
   *Skyline Corp..........................................  74,294     354,382
  #*Smith & Wesson Holding Corp........................... 479,596   4,124,526
   *Sonic Automotive, Inc. Class A........................ 296,991   7,207,972
   *Sonic Corp............................................ 411,371   4,590,900
   *Spanish Broadcasting System, Inc. Class A.............  36,748     102,527
    Spartan Motors, Inc................................... 161,285     914,486
  #*Spectrum Group International, Inc..................... 278,633     579,557
    Speedway Motorsports, Inc............................. 163,371   2,672,750
   *Sport Chalet, Inc. Class A............................ 108,430     188,668
   *Sport Chalet, Inc. Class B............................  15,525      28,799
   *Sports Club Co., Inc. (The)........................... 125,584      69,071
   *Spy, Inc..............................................  13,301      18,289
    Stage Stores, Inc..................................... 305,185   6,973,477
    Standard Motor Products, Inc.......................... 244,862   5,683,247
   *Stanley Furniture Co., Inc............................  43,669     203,061
    Stein Mart, Inc....................................... 262,718   2,217,340
   *Steiner Leisure, Ltd..................................  98,821   4,451,886
   *Steinway Musical Instruments, Inc.....................  91,588   2,036,917
    Stewart Enterprises, Inc. Class A..................... 475,554   3,923,320
   *Stoneridge, Inc....................................... 220,500   1,380,330
    Strattec Security Corp................................  30,152     811,089
    Strayer Education, Inc................................   3,111     177,016
   #Sturm Ruger & Co., Inc................................ 181,201   9,199,575
    Superior Industries International, Inc................ 242,491   4,915,293
    Superior Uniform Group, Inc...........................  55,873     633,041
    Systemax, Inc......................................... 342,269   3,350,814
   *Tandy Brands Accessories, Inc.........................  60,077      93,720
    Tandy Leather Factory, Inc............................  72,155     416,334
  #*Tile Shop Holdings, Inc...............................  22,346     410,943
   *Tower International, Inc..............................   3,837      37,181
   *Town Sports International Holdings, Inc............... 186,714   1,966,098
    Trans World Entertainment Corp........................ 218,126     743,810
   *Trinity Place Holdings, Inc........................... 143,600     659,124
    True Religion Apparel, Inc............................ 197,427   4,680,994
   *Tuesday Morning Corp.................................. 369,896   3,107,126
   *Unifi, Inc............................................ 163,468   2,206,818
   *Universal Electronics, Inc............................ 138,450   2,644,395
    Universal Technical Institute, Inc.................... 221,265   2,500,294
   *UQM Technologies, Inc................................. 123,866      91,042
   *US Auto Parts Network, Inc............................  62,898     118,877
  #*Valassis Communications, Inc.......................... 293,500   8,235,610
    Value Line, Inc.......................................  80,059     774,971
   *Valuevision Media, Inc. Class A....................... 364,810     988,635
  #*Vera Bradley, Inc..................................... 123,513   3,123,644
  #*Vitacost.com, Inc.....................................  28,013     202,534
   *VOXX International Corp............................... 160,974   1,555,009

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   *Wells-Gardner Electronics Corp........................ 104,895 $    209,790
   *West Marine, Inc...................................... 178,586    2,139,460
   *Wet Seal, Inc. Class A (The).......................... 661,158    1,851,242
   #Weyco Group, Inc...................................... 115,036    2,620,520
    Winmark Corp..........................................  54,688    3,537,220
   *Winnebago Industries, Inc............................. 182,076    3,408,463
   *WMS Industries, Inc...................................  14,700      363,825
    World Wrestling Entertainment, Inc. Class A........... 113,059      967,785
  #*Xanadoo Co. Class A...................................     566       82,642
  #*Zagg, Inc.............................................  61,561      426,002
   *Zale Corp............................................. 242,962    1,195,373
  #*Zumiez, Inc........................................... 209,996    4,430,916
                                                                   ------------
Total Consumer Discretionary..............................          672,849,284
                                                                   ------------
Consumer Staples -- (4.0%)
    Alico, Inc............................................  68,700    2,993,259
   *Alliance One International, Inc....................... 868,655    3,144,531
    Andersons, Inc. (The)................................. 156,350    7,371,902
    Arden Group, Inc. Class A.............................  15,883    1,486,649
    B&G Foods, Inc........................................  43,959    1,393,500
   *Boulder Brands, Inc................................... 422,697    5,676,821
    Bridgford Foods Corp..................................  72,953      482,949
    Calavo Growers, Inc................................... 119,164    2,968,375
  #*Cal-Maine Foods, Inc.................................. 202,886    8,456,288
    CCA Industries, Inc...................................  35,363      166,206
  #*Central European Distribution Corp....................  18,367       39,489
   *Central Garden & Pet Co...............................  75,174      721,670
   *Central Garden & Pet Co. Class A...................... 306,975    2,953,100
   *Chiquita Brands International, Inc.................... 329,046    2,418,488
   *Coca-Cola Bottling Co. Consolidated...................  72,153    4,670,464
   #Coffee Holding Co., Inc...............................  14,908      105,549
   *Craft Brew Alliance, Inc..............................  80,382      536,148
   *Crystal Rock Holdings, Inc............................     167          170
   *Dole Food Co., Inc.................................... 166,493    1,854,732
  #*Elizabeth Arden, Inc.................................. 241,815    9,288,114
   *Farmer Brothers Co....................................  86,384    1,161,001
   *Glacier Water Services, Inc...........................  24,500      465,500
    Golden Enterprises, Inc...............................  99,219      342,306
    Griffin Land & Nurseries, Inc.........................  48,979    1,474,268
   *Harbinger Group, Inc.................................. 121,852      999,186
   *IGI Labratories, Inc..................................  30,339       35,497
    Ingles Markets, Inc. Class A.......................... 102,154    1,960,335
    Inter Parfums, Inc.................................... 249,962    5,426,675
   *Inventure Foods, Inc..................................  19,711      140,539
   *J & J Snack Foods Corp................................ 179,640   12,242,466
    John B. Sanfilippo & Son, Inc.........................  72,033    1,327,568
   #Lifeway Foods, Inc.................................... 152,175    1,575,011
    Limoneira Co..........................................     413        8,983
   *Mannatech, Inc........................................   4,777       28,901
   *Medifast, Inc......................................... 105,748    2,593,998
    MGP Ingredients, Inc.................................. 109,514      408,487
    Nash Finch Co......................................... 119,091    2,473,520
    National Beverage Corp................................ 399,613    5,518,656
   *Natural Alternatives International, Inc...............  70,731      368,509
    Nature's Sunshine Products, Inc....................... 153,100    2,207,702
    Nutraceutical International Corp......................  60,166    1,057,718
    Oil-Dri Corp. of America..............................  58,075    1,611,581
   *Omega Protein Corp.................................... 135,898      939,055
    Orchids Paper Products Co.............................  52,280    1,146,500
   *Overhill Farms, Inc...................................  87,218      395,098
   *Pantry, Inc. (The).................................... 117,736    1,471,700

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
  #*Pizza Inn Holdings, Inc...............................  39,700 $    150,860
   *Post Holdings, Inc....................................  22,795      865,982
   *Prestige Brands Holdings, Inc......................... 356,410    7,644,994
    Reliv' International, Inc............................. 102,054      128,588
   *Revlon, Inc. Class A.................................. 379,324    5,974,353
    Rocky Mountain Chocolate Factory, Inc.................  71,953      877,107
   *Sanderson Farms, Inc..................................  56,543    2,854,291
   *Scheid Vineyards, Inc. Class A........................   2,900       41,542
    Scope Industries......................................   8,083    2,364,278
   *Seneca Foods Corp. Class A............................  33,144      994,651
   *Seneca Foods Corp. Class B............................  11,120      334,823
    Spartan Stores, Inc................................... 210,856    3,424,301
    Stephan Co. (The).....................................  33,500       60,300
   *Susser Holdings Corp.................................. 153,890    6,441,835
   *Tofutti Brands, Inc...................................  53,404       80,106
    United-Guardian, Inc..................................  40,096      890,532
   #Universal Corp........................................  88,344    4,804,147
  #*USANA Health Sciences, Inc............................ 146,315    5,186,867
    Village Super Market, Inc. Class A....................  69,464    2,222,153
   *WD-40 Co.............................................. 149,879    8,006,536
                                                                   ------------
Total Consumer Staples....................................          157,457,410
                                                                   ------------
Energy -- (4.7%)
  #*Abraxas Petroleum Corp................................ 486,100    1,045,115
    Adams Resources & Energy, Inc.........................  38,954    1,390,268
    Alon USA Energy, Inc.................................. 184,153    3,613,082
    AMEN Properties, Inc..................................     123       69,802
  #*Amyris, Inc...........................................  11,969       36,386
  #*Approach Resources, Inc............................... 214,461    5,702,518
   *Barnwell Industries, Inc..............................  68,834      237,477
  #*Basic Energy Services, Inc............................ 274,152    3,544,785
   *Bill Barrett Corp..................................... 136,232    2,175,625
  #*BioFuel Energy Corp...................................   4,179       19,307
  o*Black Ridge Oil & Gas, Inc............................  73,707       50,121
    Bolt Technology Corp..................................  77,310    1,151,919
   *BPZ Resources, Inc.................................... 762,032    2,400,401
   *C&J Energy Services, Inc..............................  89,231    2,044,282
   *Cal Dive International, Inc........................... 198,003      376,206
   *Callon Petroleum Co................................... 254,713    1,311,772
   *Carrizo Oil & Gas, Inc................................ 195,049    4,189,653
   *Cheniere Energy, Inc..................................  39,020      828,395
   *Clayton Williams Energy, Inc.......................... 109,912    4,379,993
  #*Clean Energy Fuels Corp............................... 322,774    4,134,735
   *Cloud Peak Energy, Inc................................  32,914      576,324
   *Comstock Resources, Inc............................... 313,370    4,572,068
    Contango Oil & Gas Co.................................  91,993    3,949,259
   *Crimson Exploration, Inc.............................. 148,719      455,080
    Crosstex Energy, Inc.................................. 456,962    7,722,658
   *Dawson Geophysical Co.................................  66,521    1,777,441
    Delek US Holdings, Inc................................ 208,248    7,074,185
    DHT Holdings, Inc.....................................  41,366      188,629
   *Double Eagle Petroleum Co.............................  58,194      295,626
   *Emerald Oil, Inc......................................  10,358       61,630
  #*Endeavour International Corp.......................... 208,012    1,131,585
   *ENGlobal Corp......................................... 238,421      154,974
   *EPL Oil & Gas, Inc.................................... 278,756    6,818,372
   *Evolution Petroleum Corp..............................  24,525      230,780
   *Exterran Holdings, Inc................................ 204,629    4,755,578
   *FieldPoint Petroleum Corp.............................  49,014      195,811
   *Forest Oil Corp.......................................  84,764      589,957
   *FX Energy, Inc........................................  40,634      162,130

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                            SHARES     VALUE+
                                                           --------- ----------
Energy -- (Continued)
   *Gasco Energy, Inc.....................................     3,713 $      282
   *Geospace Technologies Corp............................    69,312  6,249,170
  #*Gevo, Inc.............................................    24,840     57,132
   *Global Geophysical Services, Inc......................   383,587  1,465,302
  #*GMX Resources, Inc....................................    14,141     93,189
   *Green Plains Renewable Energy, Inc....................   176,480  1,378,309
    Gulf Island Fabrication, Inc..........................   111,497  2,588,960
    Gulfmark Offshore, Inc. Class A.......................    79,743  2,771,867
   *Harvest Natural Resources, Inc........................   283,514  2,631,010
  #*Heckmann Corp......................................... 1,315,433  5,051,263
   *Hercules Offshore, Inc................................ 1,163,081  7,653,073
   *HKN, Inc..............................................     1,132     94,522
   *Houston American Energy Corp..........................   108,288     27,180
   *ION Geophysical Corp..................................   904,747  6,152,280
  #*James River Coal Co...................................   175,039    526,867
  #*Lucas Energy, Inc.....................................    87,333    139,733
  #*Magnum Hunter Resources Corp..........................   821,122  3,317,333
   *Matrix Service Co.....................................   205,667  2,936,925
   *Mexco Energy Corp.....................................     7,388     52,085
  #*Miller Energy Resources, Inc..........................    32,669    131,656
   *Mitcham Industries, Inc...............................    79,611  1,179,835
   *Natural Gas Services Group, Inc.......................    60,789  1,105,752
   *Newpark Resources, Inc................................   770,039  6,637,736
   #Nordic American Tankers, Ltd..........................    69,849    603,495
   *Northern Oil & Gas, Inc...............................    49,783    823,411
 o#*Overseas Shipholding Group, Inc.......................    18,861     18,861
   *Pacific Ethanol, Inc..................................       457        165
    Panhandle Oil & Gas, Inc. Class A.....................    55,720  1,593,035
   *Parker Drilling Co....................................   784,312  4,407,833
   *PDC Energy, Inc.......................................   193,839  7,177,858
    Penn Virginia Corp....................................   242,574  1,040,642
   *PetroQuest Energy, Inc................................   438,133  2,252,004
   *PHI, Inc. Non-Voting..................................   113,759  3,764,285
   *PHI, Inc. Voting......................................     9,745    327,822
   *Pioneer Energy Services Corp..........................   430,711  3,264,789
   *PostRock Energy Corp..................................    23,912     38,498
   *Pyramid Oil Co........................................    22,699     96,698
  #*Quicksilver Resources, Inc............................    68,485    187,649
   *Rentech, Inc..........................................   616,822  1,893,644
   *REX American Resources Corp...........................   149,235  3,259,292
   *Rex Energy Corp.......................................   386,035  5,068,640
   *RigNet, Inc...........................................     4,637     99,325
  #*Royale Energy, Inc....................................    45,629    123,198
   *Saratoga Resources, Inc...............................     2,046      6,486
   *SemGroup Corp. Class A................................       599     25,853
   *Steel Excel, Inc......................................    73,655  1,881,885
   *Swift Energy Co.......................................    17,910    269,904
   *Synergy Resources Corp................................    66,807    414,203
   *Syntroleum Corp.......................................   445,746    213,958
   *Tesco Corp............................................    68,771    831,441
   *TETRA Technologies, Inc...............................   417,034  3,544,789
    TGC Industries, Inc...................................   105,607    961,024
   *Triangle Petroleum Corp...............................   239,795  1,508,311
   *U.S. Energy Corp......................................    71,870    165,301
   *Uranium Energy Corp...................................    82,331    185,245
   *USEC, Inc.............................................   548,039    310,464
   *VAALCO Energy, Inc....................................   486,671  4,131,837
   *Verenium Corp.........................................     2,570      6,065
   *Warren Resources, Inc.................................   372,497  1,128,666
   *Westmoreland Coal Co..................................    22,096    221,844
   *Willbros Group, Inc...................................   258,454  1,690,289

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   *ZaZa Energy Corp......................................   1,488 $      2,425
  #*Zion Oil & Gas, Inc...................................   5,765        4,900
                                                                   ------------
Total Energy..............................................          185,201,424
                                                                   ------------
Financials -- (16.6%)
   *1st Constitution Bancorp..............................  16,306      146,758
    1st Source Corp....................................... 194,458    4,394,751
    1st United Bancorp, Inc...............................  33,039      212,110
    Access National Corp..................................  59,660      925,327
    Alliance Bancorp, Inc. of Pennsylvania................  13,199      171,587
    Alliance Financial Corp...............................  32,610    1,454,732
  #*Altisource Asset Management Corp......................   9,319    1,171,864
   *Altisource Portfolio Solutions SA.....................  89,486    7,863,135
   *Altisource Residential Corp. Class B..................  31,063      559,134
    Ameriana Bancorp......................................  20,650      170,879
    American Equity Investment Life Holding Co............ 461,097    6,215,588
   *American Independence Corp............................  18,018       86,667
    American National Bankshares, Inc.....................  54,265    1,098,324
   *American River Bankshares.............................  17,421      127,348
   *American Safety Insurance Holdings, Ltd...............  47,604      951,128
   *American Spectrum Realty, Inc.........................  12,442       36,082
   *Ameris Bancorp........................................ 129,174    1,712,847
   *AMERISAFE, Inc........................................ 130,743    3,744,480
   *AmeriServ Financial, Inc.............................. 189,054      563,381
    Argo Group International Holdings, Ltd................  50,788    1,832,939
   #Arrow Financial Corp.................................. 118,468    2,890,619
    Artio Global Investors, Inc...........................  27,581       54,335
    ASB Financial Corp....................................   4,400       52,800
   *Asset Acceptance Capital Corp......................... 287,837    1,545,685
    Asta Funding, Inc.....................................  23,298      220,632
    Astoria Financial Corp................................ 195,193    1,901,180
    Atlantic American Corp................................   7,131       23,746
   *Atlantic Coast Financial Corp.........................     738        2,576
  #*Atlanticus Holdings Corp.............................. 140,864      452,173
    Auburn National Bancorporation, Inc...................  11,571      245,999
   *AV Homes, Inc.........................................  80,688    1,201,444
    Baldwin & Lyons, Inc. Class A.........................   3,548       90,297
    Baldwin & Lyons, Inc. Class B.........................  91,316    2,255,505
    Bancfirst Corp........................................ 120,279    4,919,411
    Bancorp of New Jersey, Inc............................   1,246       16,485
   *Bancorp, Inc. (The)................................... 174,981    2,061,276
   *BancTrust Financial Group, Inc........................  32,799       93,477
    Bank Mutual Corp...................................... 167,511      859,331
    Bank of Commerce Holdings.............................  19,956       97,984
    Bank of Kentucky Financial Corp.......................  25,942      680,978
  #*Bank of the Ozarks, Inc............................... 301,134   10,937,187
    BankFinancial Corp.................................... 211,876    1,599,664
    Banner Corp........................................... 136,113    4,110,613
    Bar Harbor Bankshares.................................  27,028      954,088
    BBCN Bancorp, Inc..................................... 563,870    6,817,188
  #*BBX Capital Corp. Class A.............................  43,192      335,170
   #BCB Bancorp, Inc......................................  54,608      519,868
   *BCSB Bancorp, Inc.....................................  10,495      164,247
   *Beneficial Mutual Bancorp, Inc........................  94,191      881,628
    Berkshire Bancorp, Inc................................  10,471       87,328
    Berkshire Hills Bancorp, Inc.......................... 138,966    3,362,977
   *BFC Financial Corp. Class A...........................  75,991      151,222
   *BNCCORP, Inc..........................................  12,585      151,146
   *BofI Holding, Inc.....................................  70,932    2,266,987
    Boston Private Financial Holdings, Inc................ 582,762    5,390,548
    Bridge Bancorp, Inc...................................  38,336      783,588

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Bridge Capital Holdings...............................  40,893 $  641,611
    Brookline Bancorp, Inc................................ 620,157  5,463,583
   *Brunswick Bancorp.....................................     120        651
    Bryn Mawr Bank Corp................................... 100,636  2,328,717
    C&F Financial Corp....................................  10,835    440,334
    Calamos Asset Management, Inc. Class A................ 112,080  1,167,874
    California First National Bancorp.....................  81,133  1,314,355
   *Camco Financial Corp..................................  26,162     73,515
    Camden National Corp..................................  77,363  2,611,001
    Cape Bancorp, Inc.....................................   4,774     43,396
   *Capital Bank Financial Corp. Class A..................  11,999    185,625
  #*Capital City Bank Group, Inc.......................... 150,073  1,680,818
    Capital Properties, Inc. Class A......................   5,522     39,482
   oCapital Properties, Inc. Class B......................   5,522         --
  o*Capital Propertys, Inc................................   9,939     17,890
    Capital Southwest Corp................................  12,740  1,374,009
    Cardinal Financial Corp............................... 237,461  3,880,113
   *Carolina Bank Holdings, Inc...........................   4,335     39,188
   *Carrollton Bancorp....................................   1,890     10,669
   *Carver Bancorp, Inc...................................     300      1,293
    Center Bancorp, Inc................................... 143,604  1,720,376
    Centerstate Banks, Inc................................  46,202    408,888
   *Central Pacific Financial Corp........................  64,007  1,031,153
    Century Bancorp, Inc. Class A.........................  18,900    629,937
    CFS Bancorp, Inc...................................... 101,373    753,201
    Charter Financial Corp................................     750      8,520
    Chemical Financial Corp............................... 234,726  5,706,189
   *Chicopee Bancorp, Inc.................................  26,112    418,575
   *Citizens Community Bancorp, Inc.......................   4,432     28,055
   *Citizens First Corp...................................   1,442     13,468
    Citizens Holding Co...................................   9,925    188,128
   *Citizens Republic Bancorp, Inc........................  98,966  2,020,886
  #*Citizens, Inc......................................... 389,673  3,900,627
   #City Holding Co....................................... 161,264  6,094,167
   #CKX Lands, Inc........................................  14,943    230,869
    Clifton Savings Bancorp, Inc..........................  55,328    644,018
    CNB Financial Corp....................................  53,880    915,421
    CoBiz Financial, Inc.................................. 209,865  1,712,498
    Codorus Valley Bancorp, Inc...........................  10,382    163,523
   *Colonial Financial Services, Inc......................   7,831    105,327
   *Colony Bankcorp, Inc..................................  37,943    208,307
    Columbia Banking System, Inc.......................... 248,709  5,023,922
    Commercial National Financial Corp....................  10,640    230,090
   #Community Bank System, Inc............................ 241,163  6,849,029
   *Community Bankers Trust Corp..........................   2,000      6,000
    Community Trust Bancorp, Inc.......................... 137,659  4,640,485
   *Community West Bancshares.............................  12,713     54,030
   #Consolidated-Tokoma Land Co...........................  52,947  1,905,563
   *Consumer Portfolio Services, Inc......................   9,915     68,215
   *Cowen Group, Inc. Class A............................. 221,986    590,483
    Crawford & Co. Class A................................ 282,945  1,426,043
    Crawford & Co. Class B................................ 145,019  1,054,288
    CVB Financial Corp.................................... 262,109  2,883,199
   *DFC Global Corp....................................... 306,846  5,909,854
   *Diamond Hill Investment Group, Inc....................     710     51,361
    Dime Community Bancshares, Inc........................ 338,590  4,675,928
    Donegal Group, Inc. Class A........................... 169,997  2,235,461
    Donegal Group, Inc. Class B...........................  34,951    659,176
   *Doral Financial Corp..................................  14,200      9,358
    Duff & Phelps Corp. Class A........................... 388,441  6,172,327
    Eagle Bancorp Montana, Inc............................     578      6,121

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Eastern Insurance Holdings, Inc.......................  30,477 $  559,558
   *Eastern Virginia Bankshares, Inc......................   6,845     41,891
   *ECB Bancorp, Inc......................................   4,170     62,383
   *eHealth, Inc.......................................... 132,433  3,227,392
    EMC Insurance Group, Inc.............................. 116,209  2,900,577
    Employers Holdings, Inc............................... 228,497  4,869,271
   *Encore Capital Group, Inc............................. 208,596  6,276,654
    Enterprise Bancorp, Inc...............................  36,296    625,380
    Enterprise Financial Services Corp....................  58,874    789,500
    Epoch Holding Corp.................................... 117,530  3,290,840
    ESB Financial Corp.................................... 134,362  1,873,006
    ESSA Bancorp, Inc.....................................  63,434    698,408
    Evans Bancorp, Inc....................................  11,667    199,272
   *Evercore Partners, Inc. Class A.......................  59,807  2,291,804
   *Farmers Capital Bank Corp.............................  23,827    360,503
    FBL Financial Group, Inc. Class A..................... 271,726  9,491,389
    Federal Agricultural Mortgage Corp. Class A...........   4,200    108,843
    Federal Agricultural Mortgage Corp. Class C...........  79,325  2,721,641
    Federated National Holding Co.........................  74,234    423,876
   *Fidelity Southern Corp................................  88,830    994,002
    Financial Institutions, Inc...........................  71,404  1,434,506
   *First Acceptance Corp.................................  45,747     56,726
    First Advantage Bancorp...............................   9,868    125,422
    First Bancorp......................................... 142,584  1,810,817
   *First BanCorp......................................... 118,118    605,945
    First Bancorp of Indiana, Inc.........................   1,400     16,450
    First Bancorp, Inc....................................  74,352  1,231,269
   *First Bancshares, Inc.................................   5,228     38,556
    First Bancshares, Inc. (The)..........................   4,544     46,803
    First Busey Corp...................................... 475,006  2,156,527
    First Business Financial Services, Inc................   6,208    149,985
   *First California Financial Group, Inc.................  16,786    134,624
   *First Cash Financial Services, Inc....................  51,995  2,771,853
    First Commonwealth Financial Corp..................... 620,105  4,384,142
    First Community Bancshares, Inc....................... 109,970  1,754,022
    First Connecticut Bancorp, Inc........................  11,415    160,495
    First Defiance Financial Corp.........................  69,440  1,422,131
  #*First Federal Bancshares of Arkansas, Inc.............  45,474    447,919
   *First Federal of Northern Michigan Bancorp, Inc.......  13,700     65,760
    First Financial BanCorp............................... 234,192  3,580,796
   #First Financial Bankshares, Inc.......................  36,476  1,497,705
    First Financial Corp.................................. 122,228  3,687,619
    First Financial Holdings, Inc......................... 107,221  1,624,398
   *First Financial Northwest, Inc........................  43,468    352,525
   *First Financial Service Corp..........................  18,814     51,927
    First Interstate BancSystem, Inc......................  68,818  1,185,734
    First M&F Corp........................................  21,987    180,733
   *First Marblehead Corp. (The)..........................  49,478     48,023
    First Merchants Corp.................................. 176,409  2,654,955
    First Midwest Bancorp, Inc............................ 396,535  5,024,098
    First Pactrust Bancorp, Inc...........................  24,770    291,295
   *First Place Financial Corp............................ 153,683        768
   *First South Bancorp, Inc..............................  59,381    358,661
  #*First United Corp.....................................  31,308    257,352
    First West Virginia BanCorp...........................   1,187     18,529
    Firstbank Corp........................................  35,127    410,635
   *FirstCity Financial Corp..............................  90,800    893,472
   *Flagstar Bancorp, Inc.................................  73,851  1,161,676
    Flushing Financial Corp............................... 215,655  3,415,975
  #*FNB United Corp.......................................     216      2,380
   *Forestar Group, Inc................................... 213,590  4,064,618

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *Fortegra Financial Corp...............................     705 $    6,465
    Fox Chase Bancorp, Inc................................  59,633  1,026,284
    Franklin Financial Corp...............................   5,320     92,196
   #FXCM, Inc Class A..................................... 145,800  1,748,142
    Gain Capital Holdings, Inc............................   2,832     12,149
    German American Bancorp, Inc..........................  65,691  1,466,880
    GFI Group, Inc........................................ 491,631  1,671,545
    Glacier Bancorp, Inc.................................. 289,530  4,510,877
   *Gleacher & Co., Inc................................... 182,088    140,208
   *Global Indemnity P.L.C................................  56,451  1,191,681
    Gouverneur Bancorp, Inc...............................   4,366     48,463
    Great Southern Bancorp, Inc...........................  82,919  2,061,366
   *Green Dot Corp Class A................................   9,902    132,687
   *Greenlight Capital Re, Ltd. Class A................... 203,315  4,889,726
   *Guaranty BanCorp...................................... 220,208    458,033
   *Guaranty Federal Bancshares, Inc......................  17,335    165,549
   *Hallmark Financial Services, Inc...................... 104,959    939,383
    Hampden Bancorp, Inc..................................   3,433     56,885
   *Hampton Roads Bankshares, Inc.........................   8,405     10,002
   *Hanmi Financial Corp.................................. 149,017  2,451,330
    Harleysville Savings Financial Corp...................  12,400    207,080
   *Harris & Harris Group, Inc............................ 153,619    582,216
    Hawthorn Bancshares, Inc..............................   5,728     50,005
    Heartland Financial USA, Inc.......................... 133,135  3,153,968
   *Heritage Commerce Corp................................  95,401    621,061
    Heritage Financial Corp...............................  70,205    991,997
    Heritage Financial Group, Inc.........................  15,412    215,922
    HF Financial Corp.....................................  34,791    444,977
   *HFF, Inc Class A...................................... 183,175  3,194,572
   *Hilltop Holdings, Inc................................. 391,067  5,138,620
    Hingham Institution for Savings.......................  14,511  1,007,789
   *HMN Financial, Inc....................................  37,346    222,582
   *Home Bancorp, Inc.....................................   4,852     92,625
   *Home BancShares, Inc.................................. 177,317  6,156,446
    Home Federal Bancorp, Inc.............................  63,085    811,273
    Homeowners Choice, Inc................................  75,047  1,696,062
    HopFed Bancorp, Inc...................................  18,198    169,059
    Horace Mann Educators Corp............................ 423,287  9,202,259
    Horizon BanCorp.......................................  33,916    675,946
    Hudson Valley Holding Corp............................  19,709    301,548
   *ICG Group, Inc........................................ 363,600  4,363,200
    Independence Holding Co...............................  69,208    684,467
   #Independent Bank Corp. (453836108).................... 164,500  5,097,855
   *Independent Bank Corp. (453838609)....................  34,130    187,032
    Infinity Property & Casualty Corp..................... 134,624  8,006,089
    Interactive Brokers Group, Inc. Class A............... 362,686  5,186,410
   *InterGroup Corp. (The)................................   6,500    149,565
   *Intervest Bancshares Corp. Class A....................   5,218     24,003
   *INTL. FCStone, Inc....................................  92,288  1,616,886
   *Investment Technology Group, Inc...................... 179,808  1,819,657
   *Investors Capital Holdings, Ltd.......................   4,238     16,316
    Investors Title Co....................................  21,301  1,415,664
   *Jacksonville Bancorp, Inc.............................   5,187     12,345
   *Jefferson Bancshares, Inc.............................   6,356     21,674
    JMP Group, Inc........................................  80,765    533,049
    KBW, Inc.............................................. 172,135  2,731,782
    Kearny Financial Corp.................................  31,532    318,473
    Kennedy-Wilson Holdings, Inc.......................... 330,023  4,947,045
   #Kentucky First Federal BanCorp........................  38,012    304,856
    Lake Shore Bancorp, Inc...............................   3,521     37,323
    Lakeland Bancorp, Inc................................. 209,823  2,045,774

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                            .                              --------- ----------
Financials -- (Continued)
    Lakeland Financial Corp...............................   103,907 $2,539,487
    Landmark Bancorp, Inc.................................    13,442    266,824
   #Life Partners Holdings, Inc...........................   108,784    295,892
    LNB Bancorp, Inc......................................    58,795    432,143
   *Louisiana Bancorp, Inc................................     1,237     21,351
    LSB Financial Corp....................................     2,914     64,429
   *Macatawa Bank Corp....................................   202,023    939,407
   *Magyar Bancorp, Inc...................................    15,818     77,034
    Maiden Holdings, Ltd..................................   206,355  2,098,630
    MainSource Financial Group, Inc.......................   134,470  1,855,686
   *Malvern Bancorp, Inc..................................     8,513     96,367
   *MarketAxess Holdings, Inc.............................    56,765  2,146,285
    Marlin Business Services Corp.........................    66,806  1,469,732
   *Maui Land & Pineapple Co., Inc........................    49,270    202,992
   #Mayflower Bancorp, Inc................................     3,884     40,277
  #*Mays (J.W.), Inc......................................     2,700     60,183
    MB Financial, Inc.....................................    67,538  1,510,825
   *MBT Financial Corp....................................     1,763      6,329
    MCG Capital Corp......................................   583,022  2,687,731
    Meadowbrook Insurance Group, Inc......................   449,558  2,818,729
    Medallion Financial Corp..............................   164,087  2,098,673
    Mercantile Bank Corp..................................    13,591    224,252
    Merchants Bancshares, Inc.............................    62,187  1,761,136
   *Meridian Interstate Bancorp, Inc......................    49,951    873,143
    Meta Financial Group, Inc.............................    25,650    596,362
   *Metro Bancorp, Inc....................................   126,758  1,991,368
   *MetroCorp Bancshares, Inc.............................    76,185    767,945
   *MGIC Investment Corp.................................. 1,047,384  2,911,728
    MicroFinancial, Inc...................................    83,043    623,653
    Mid Penn Bancorp, Inc.................................     7,759     86,202
    MidSouth Bancorp, Inc.................................    53,485    805,484
    MidWestOne Financial Group, Inc.......................    15,022    359,026
    MSB Financial Corp....................................     2,696     19,411
    MutualFirst Financial, Inc............................    39,230    509,990
   *National Financial Partners Corp......................   291,496  5,133,245
    National Interstate Corp..............................    59,495  1,814,598
    National Security Group, Inc..........................    12,602    103,462
    National Western Life Insurance Co. Class A...........    11,094  1,812,760
    Naugatuck Valley Financial Corp.......................     7,309     50,140
   *Navigators Group, Inc. (The)..........................    78,413  4,252,337
    NBT Bancorp, Inc......................................   209,395  4,342,852
    Nelnet, Inc Class A...................................    18,233    554,830
  #*Netspend Holdings, Inc................................   294,933  3,197,074
   *New Century Bancorp, Inc..............................     9,127     56,679
    New Hampshire Thrift Bancshares, Inc..................    21,740    279,794
   *NewBridge BanCorp.....................................    37,843    242,952
   *Newport Bancorp, Inc..................................    11,702    185,360
   *NewStar Financial, Inc................................   192,058  2,738,747
    Nicholas Financial, Inc...............................    41,301    539,804
   *North Valley BanCorp..................................     3,247     53,803
    Northeast BanCorp.....................................     4,362     40,697
    Northeast Community Bancorp, Inc......................    24,952    138,234
  #*Northfield Bancorp, Inc...............................   195,063  2,182,760
    Northrim Bancorp, Inc.................................    44,423    967,533
    Northway Financial, Inc...............................     1,025     13,581
    Norwood Financial Corp................................     9,629    295,225
    Ocean Shore Holding Co................................    20,561    314,789
    OceanFirst Financial Corp.............................   115,455  1,638,306
    Ohio Valley Banc Corp.................................    16,910    308,100
    Old National BanCorp..................................   155,239  2,073,993
  #*Old Second Bancorp, Inc...............................   120,505    262,701

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *OmniAmerican Bancorp, Inc.............................  88,259 $2,189,706
    Oppenheimer Holdings, Inc. Class A....................  14,513    246,866
    Oriental Financial Group, Inc......................... 207,461  2,981,215
    Oritani Financial Corp................................ 336,842  5,099,788
    Pacific Continental Corp..............................  89,837    987,309
   *Pacific Mercantile BanCorp............................   6,384     37,027
   *Pacific Premier Bancorp, Inc..........................  45,538    525,053
    PacWest Bancorp....................................... 272,405  7,485,689
   #Park National Corp....................................  35,882  2,348,477
   *Park Sterling Corp.................................... 177,798  1,009,893
   *Patriot National Bancorp..............................  15,644     25,343
    Peapack-Gladstone Financial Corp......................  85,161  1,251,015
    Penns Woods Bancorp, Inc..............................  36,321  1,456,109
    Peoples Bancorp.......................................   3,331     67,070
    Peoples Bancorp of North Carolina.....................  15,956    163,549
    Peoples Bancorp, Inc..................................  94,701  2,055,012
  #*PHH Corp.............................................. 182,260  3,987,849
   *Phoenix Cos, Inc. (The)...............................  48,205  1,310,212
   *PICO Holdings, Inc.................................... 174,452  3,668,726
   *Pinnacle Financial Partners, Inc...................... 255,822  5,492,498
   *Piper Jaffray Cos.....................................   4,037    156,353
   *Porter Bancorp, Inc...................................  27,503     29,978
   *Preferred Bank........................................   8,851    133,031
    Premier Financial Bancorp, Inc........................  27,910    316,778
   *Primus Guaranty, Ltd..................................  23,720    221,782
    PrivateBancorp, Inc...................................  46,664    801,221
    Provident Financial Holdings, Inc.....................  62,376  1,037,937
    Provident Financial Services, Inc..................... 121,248  1,798,108
    Provident New York Bancorp............................ 401,514  3,585,520
   *Prudential Bancorp, Inc. of Pennsylvania..............  26,515    192,631
   *PSB Holdings, Inc.....................................   1,113      6,578
   #Pulaski Financial Corp................................  85,066    824,290
    Pzena Investment Management, Inc. Class A.............  19,143    111,604
    QC Holdings, Inc...................................... 171,139    569,893
    QCR Holdings, Inc.....................................     100      1,555
    Radian Group, Inc..................................... 540,302  3,474,142
    Renasant Corp......................................... 146,536  2,850,125
    Republic Bancorp, Inc. Class A........................ 199,097  4,473,710
   *Republic First Bancorp, Inc...........................  74,245    184,870
    Resource America, Inc. Class A........................ 171,132  1,326,273
   *Riverview Bancorp, Inc................................  96,249    216,560
    Rockville Financial, Inc.............................. 146,229  1,883,430
    Roma Financial Corp...................................  85,065  1,282,780
   *Royal Bancshares of Pennsylvania, Inc. Class A........  26,270     40,718
   *Rurban Financial Corp.................................   2,810     21,890
    S&T Bancorp, Inc...................................... 210,755  3,886,322
   #S.Y. Bancorp, Inc..................................... 129,832  2,935,502
   *Safeguard Scientifics, Inc............................ 196,766  3,038,067
    Safety Insurance Group, Inc...........................  81,315  3,903,933
    Salisbury Bancorp, Inc................................   7,752    193,800
    Sandy Spring Bancorp, Inc............................. 117,897  2,340,255
    SCBT Financial Corp...................................  91,025  3,832,152
    SeaBright Holdings, Inc............................... 166,442  1,845,842
   *Seacoast Banking Corp. of Florida..................... 114,349    204,685
  #*Security National Financial Corp. Class A.............  22,097    268,482
    Selective Insurance Group, Inc........................ 148,171  3,038,987
    Shore Bancshares, Inc.................................  36,541    193,667
    SI Financial Group, Inc...............................   7,776     90,513
   *Siebert Financial Corp................................  13,141     19,974
    Sierra BanCorp........................................  88,637  1,104,417
    Simmons First National Corp. Class A.................. 138,527  3,536,594

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Simplicity Bancorp, Inc...............................  21,206 $  305,791
    Somerset Hills Bancorp................................   2,336     26,724
   *South Street Financial Corp...........................   2,945     14,725
   *Southcoast Financial Corp.............................   3,709     17,765
   *Southern Connecticut Bancorp, Inc.....................  13,701     50,694
   *Southern First Bancshares, Inc........................  30,136    289,603
    Southern Missouri Bancorp, Inc........................   7,832    187,420
    Southern National Bancorp of Virginia, Inc............   1,014      9,364
    Southside Bancshares, Inc............................. 110,388  2,333,602
   *Southwest Bancorp, Inc................................ 130,906  1,676,906
    Southwest Georgia Financial Corp......................  12,047    140,107
    State Auto Financial Corp.............................  41,297    628,540
    StellarOne Corp....................................... 116,921  1,747,969
    Sterling Bancorp...................................... 271,569  2,604,347
   #Stewart Information Services Corp..................... 145,478  3,863,896
   *Stratus Properties, Inc...............................  70,975    737,430
   *Suffolk Bancorp.......................................  97,492  1,348,314
    Summit State Bank.....................................   1,118      9,078
   *Sun Bancorp, Inc...................................... 268,261    928,183
   *Sussex Bancorp........................................   5,926     35,793
   *SWS Group, Inc........................................ 265,182  1,747,549
   *Taylor Capital Group, Inc............................. 168,473  2,923,007
    Teche Holding Co......................................  16,949    661,011
   *Tejon Ranch Co........................................ 215,548  6,587,147
    Territorial Bancorp, Inc..............................  42,556    974,958
   *Texas Capital Bancshares, Inc.........................   4,753    196,774
    TF Financial Corp.....................................  21,681    533,027
    Thomas Properties Group, Inc.......................... 398,077  2,050,097
   *Timberland Bancorp, Inc...............................  70,526    576,197
    Tompkins Financial Corp...............................  92,104  3,767,975
    Tower Financial Corp..................................   8,021     94,648
    Tower Group, Inc......................................  52,097  1,005,472
    TowneBank............................................. 116,632  1,769,307
    Tree.com, Inc.........................................  28,434    497,026
    TriCo Bancshares...................................... 146,645  2,416,710
    TrustCo Bank Corp..................................... 594,108  3,142,831
    Unico American Corp................................... 113,843  1,412,792
    Union Bankshares, Inc.................................  14,917    299,832
    Union First Market Bankshares Corp.................... 125,880  2,200,382
    United Bancshares, Inc................................   6,297     74,431
   *United Community Bancorp..............................   1,415     13,968
   *United Community Banks, Inc...........................  97,182  1,019,439
   *United Community Financial Corp....................... 271,344    838,453
    United Financial Bancorp, Inc.........................  94,025  1,407,554
    United Fire Group, Inc................................ 192,649  4,467,530
  #*United Security Bancshares............................ 105,965    393,131
   *Unity Bancorp, Inc....................................  32,785    201,628
    Universal Insurance Holdings, Inc..................... 203,066    921,920
    Univest Corp. of Pennsylvania......................... 102,999  1,738,623
    Validus Holdings, Ltd.................................   9,417    342,873
    ViewPoint Financial Group, Inc........................ 275,454  5,825,852
   *Virginia Commerce Bancorp, Inc........................ 126,041  1,656,179
   *Virtus Investment Partners, Inc.......................  43,955  6,549,735
    VSB Bancorp, Inc......................................   2,848     29,918
   *Walker & Dunlop, Inc..................................  42,892    921,320
    Washington Banking Co.................................  85,818  1,209,176
    Washington Trust Bancorp, Inc......................... 131,301  3,461,094
   *Waterstone Financial, Inc.............................  29,299    219,157
    Wayne Savings Bancshares, Inc.........................   3,361     33,543
    WesBanco, Inc......................................... 248,533  5,763,473
    West Bancorporation, Inc..............................  89,233    987,809

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    West Coast Bancorp....................................  95,371 $  2,262,200
   *Western Alliance Bancorp.............................. 600,276    7,383,395
    Westfield Financial, Inc.............................. 147,011    1,108,463
    Westwood Holdings Group, Inc..........................  66,804    2,808,440
    White River Capital, Inc..............................  10,527      226,857
   *Wilshire Bancorp, Inc................................. 471,757    2,896,588
  #*World Acceptance Corp................................. 153,471   11,901,676
   *WSB Holdings, Inc.....................................  45,558      276,537
    WSFS Financial Corp...................................  18,077      821,961
    WVS Financial Corp....................................  12,479      131,030
   *Yadkin Valley Financial Corp..........................  26,916       90,438
   *ZipRealty, Inc........................................ 200,583      694,017
                                                                   ------------
Total Financials                                                    656,912,790
                                                                   ------------
Health Care -- (10.0%)
    Abaxis, Inc...........................................  41,954    1,624,459
   *ABIOMED, Inc..........................................   3,026       42,213
  #*Acadia Healthcare Co., Inc............................   8,009      204,790
   *Accelerate Diagnostics, Inc...........................  35,412      151,917
   *Accuray, Inc.......................................... 496,228    2,535,725
   *Acorda Therapeutics, Inc.............................. 208,232    6,013,740
   *Adcare Health Systems, Inc............................  10,441       51,893
   *Addus HomeCare Corp...................................   1,451       12,014
   *ADVENTRX Pharmaceuticals, Inc.........................  72,438       52,518
   *Affymax, Inc.......................................... 167,029    3,141,815
   *Affymetrix, Inc....................................... 461,292    1,748,297
   *Air Methods Corp...................................... 308,172   13,473,280
   *Akorn, Inc............................................  66,858      875,171
   *Albany Molecular Research, Inc........................ 318,199    1,899,648
   *Alliance HealthCare Services, Inc.....................  90,318      587,064
   *Allied Healthcare Products, Inc.......................  22,068       56,053
    Almost Family, Inc....................................  46,027      921,461
   *Alnylam Pharmaceuticals, Inc..........................  39,651      956,779
   *Alphatec Holdings, Inc................................ 248,211      429,405
   *AMAG Pharmaceuticals, Inc............................. 117,140    1,868,383
   *Amedisys, Inc......................................... 142,569    1,585,367
   *American Caresource Holdings, Inc.....................   2,018        3,935
   *American Learning Corp................................     717          358
   *American Shared Hospital Services.....................  35,563       80,017
   *AMN Healthcare Services, Inc.......................... 261,969    3,182,923
   *Amsurg Corp........................................... 286,077    8,928,463
    Analogic Corp......................................... 123,731    9,427,065
   *AngioDynamics, Inc.................................... 178,715    2,180,323
   *Anika Therapeutics, Inc............................... 113,051    1,200,602
  #*Arena Pharmaceuticals, Inc............................ 245,247    2,069,885
   *Ariad Pharmaceuticals, Inc............................ 445,107    8,848,727
   *Arqule, Inc...........................................  49,434      125,068
   *Array BioPharma, Inc..................................  36,137      136,236
    Arrhythmia Research Technology, Inc...................  26,575       69,892
   *ArthroCare Corp....................................... 188,059    6,850,989
    Assisted Living Concepts, Inc. Class A................  95,397      936,799
   *Astex Pharmaceuticals, Inc............................ 251,113      841,229
   *AtriCure, Inc.........................................  12,165       98,050
    Atrion Corp...........................................  19,961    4,002,380
  #*Authentidate Holding Corp.............................   7,129        4,774
  #*AVEO Pharmaceuticals, Inc.............................  75,858      600,037
   *Bioanalytical Systems, Inc............................  30,808       52,374
   *BioClinica, Inc....................................... 146,057    1,053,071
   *BioCryst Pharmaceuticals, Inc......................... 122,170      197,915
   *Biodel, Inc...........................................  39,257      105,994
  #*Biolase, Inc..........................................   1,986        5,104

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
   *BioMimetic Therapeutics, Inc..........................  26,885 $  227,985
  #*Bio-Reference Labs, Inc............................... 193,352  5,369,385
  #*Biosante Pharmaceuticals, Inc.........................  23,805     33,089
   *BioScrip, Inc......................................... 422,778  4,747,797
   *BioSpecifics Technologies Corp........................  20,414    311,314
   *Biota Pharmaceuticals, Inc............................  76,328    301,496
   *Bovie Medical Corp.................................... 158,699    436,422
  #*BSD Medical Corp...................................... 192,323    292,331
   *Cambrex Corp.......................................... 268,253  3,151,973
   *Cantel Medical Corp................................... 182,146  5,721,206
   *Capital Senior Living Corp............................ 227,001  4,819,231
   *Cardica, Inc..........................................  29,544     45,793
   *CardioNet, Inc........................................  21,224     47,754
   *CAS Medical Systems, Inc..............................     997      1,919
   *Catalyst Pharmaceutical Partners, Inc.................  25,086     12,977
   *Celldex Therapeutics, Inc............................. 276,190  2,060,377
  #*Celsion Corp..........................................  82,414    124,445
   *Chindex International, Inc............................   9,314    102,827
   *Cleveland Biolabs, Inc................................   2,513      3,895
   *Codexis, Inc..........................................  46,517    110,245
   *Columbia Laboratories, Inc............................  27,734     17,228
   *Complete Genomics, Inc................................  37,098    115,746
   *Computer Programs & Systems, Inc......................  57,504  3,025,285
   *Conceptus, Inc........................................ 250,988  5,185,412
    CONMED Corp........................................... 262,279  7,703,134
   *Corcept Therapeutics, Inc............................. 199,501    432,917
   *Cornerstone Therapeutics, Inc.........................   8,755     47,715
   *Corvel Corp........................................... 135,138  6,189,320
   *Cross Country Healthcare, Inc......................... 241,157  1,362,537
    CryoLife, Inc......................................... 248,045  1,592,449
   *Cumberland Pharmaceuticals, Inc....................... 169,380    711,396
  #*Curis, Inc............................................  20,398     64,866
   *Cutera, Inc........................................... 112,038  1,232,418
   *Cyberonics, Inc....................................... 156,507  6,786,144
  #*Cyclacel Pharmaceuticals, Inc.........................  13,270     73,383
   *Cynosure, Inc. Class A................................  63,524  1,696,091
   *Cytokinetics, Inc..................................... 203,807    240,492
    Daxor Corp............................................  43,502    338,881
   *Depomed, Inc.......................................... 110,925    777,584
  #*DGT Holdings Corp.....................................  12,563    167,214
   *Digirad Corp.......................................... 104,281    192,920
   *Discovery Laboratories, Inc...........................  16,454     37,022
   *Durect Corp........................................... 583,846    636,392
   *Dyax Corp............................................. 640,543  2,036,927
  o*Dynacq Healthcare, Inc................................  64,639        129
   *Dynavax Technologies Corp.............................   2,993      9,248
   *Emergent Biosolutions, Inc............................ 228,363  3,665,226
   *Emeritus Corp......................................... 217,775  5,897,347
   *Encision, Inc.........................................   3,700      5,920
  #*Endocyte, Inc......................................... 103,747  1,040,582
   *Ensign Group, Inc. (The).............................. 136,972  3,911,920
   *EnteroMedics, Inc.....................................     633      1,956
   *Entremed, Inc.........................................   1,607      3,825
  o*Enzo Biochem, Inc..................................... 274,574    793,519
    Enzon Pharmaceuticals, Inc............................ 301,457  1,492,212
   *Epocrates, Inc........................................  14,242    166,347
   *ERBA Diagnostics, Inc.................................     119         93
   *Exact Sciences Corp................................... 181,881  2,004,329
   *Exactech, Inc......................................... 101,444  1,946,710
   *ExamWorks Group, Inc..................................  77,430  1,120,412
   *Five Star Quality Care, Inc........................... 205,640  1,163,922

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
   *Furiex Pharmaceuticals, Inc...........................  23,790 $  764,848
  #*Galena Biopharma, Inc.................................     319        549
   *Genomic Health, Inc...................................   1,322     37,082
   *Gentiva Health Services, Inc.......................... 173,771  1,722,071
  #*Geron Corp............................................ 316,814    500,566
   *Greatbatch, Inc....................................... 238,848  6,339,026
   *GTx, Inc.............................................. 128,576    642,880
   *Hanger, Inc........................................... 292,678  8,408,639
   *Harvard Bioscience, Inc............................... 312,031  1,550,794
   *HealthStream, Inc..................................... 136,964  3,393,968
   *Healthways, Inc....................................... 154,701  1,627,455
   *Hemispherx Biopharma, Inc.............................  93,100     26,161
   *Hi-Tech Pharmacal Co., Inc............................ 108,195  3,959,937
   *Hooper Holmes, Inc.................................... 672,769    322,929
   *Horizon Pharma, Inc...................................  25,074     53,408
   *iBio, Inc.............................................  84,085     57,178
   *Icad, Inc.............................................   7,500     36,975
   *ICU Medical, Inc...................................... 132,784  8,026,793
   *Idera Pharmaceuticals, Inc............................ 288,928    208,028
  #*Immunomedics, Inc..................................... 164,097    474,240
   *Infinity Pharmaceuticals, Inc......................... 116,582  4,016,250
   *Inovio Pharmaceuticals, Inc...........................  10,400      6,812
   *Integra LifeSciences Holdings Corp....................  34,335  1,447,220
    Invacare Corp......................................... 240,746  3,786,935
   *IPC The Hospitalist Co................................ 106,907  4,558,514
   *Iridex Corp...........................................  18,587     77,694
   *IsoRay, Inc...........................................      20         14
  #*Keryx Biopharmaceuticals, Inc.........................  45,500    413,140
    Kewaunee Scientific Corp..............................  25,060    310,493
   *Kindred Healthcare, Inc............................... 324,560  3,498,757
    Landauer, Inc.........................................  88,270  5,560,127
   *Lannet Co., Inc.......................................  78,389    468,766
   *LCA-Vision, Inc....................................... 171,633    562,956
    LeMaitre Vascular, Inc................................ 170,177  1,080,624
   *Lexicon Pharmaceuticals, Inc..........................  26,742     56,960
   *LHC Group, Inc........................................ 122,366  2,613,738
   *Luminex Corp..........................................  22,214    408,293
    Maxygen, Inc.......................................... 319,639    783,116
   *MedAssets, Inc........................................ 322,630  6,307,416
  o*MedCath Corp..........................................  92,602    126,865
   *Medical Action Industries, Inc........................ 158,071    728,707
   *Medicines Co. (The)...................................  99,937  2,986,118
  #*MediciNova, Inc.......................................  75,542    138,242
   *Medidata Solutions, Inc............................... 120,773  5,650,969
   *Merge Healthcare, Inc.................................  22,142     59,562
   *Meridian Bioscience, Inc..............................   8,463    177,300
   *Merit Medical Systems, Inc............................ 434,473  6,026,141
   *MGC Diagnostics Corp..................................   1,294      7,505
   *Misonix, Inc..........................................  62,750    483,175
   *Molina Healthcare, Inc................................ 185,115  5,314,652
   *Momenta Pharmaceuticals, Inc.......................... 247,879  3,125,754
  #*MWI Veterinary Supply, Inc............................  30,186  3,390,190
   *Myrexis, Inc..........................................  21,492     63,186
   *Nanosphere, Inc.......................................  98,497    276,777
    National Healthcare Corp.............................. 104,718  5,040,077
    National Research Corp................................  67,439  3,626,869
   *Natus Medical, Inc.................................... 248,293  3,058,970
  #*Neogen Corp...........................................  39,946  1,857,090
   *Neurocrine Biosciences, Inc...........................   5,759     52,177
  #*Novavax, Inc.......................................... 261,052    467,283
   *NuVasive, Inc......................................... 269,062  4,635,938

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Health Care -- (Continued)
   *Obagi Medical Products, Inc...........................   109,595 $1,574,880
   *Oculus Innovative Sciences, Inc.......................       219        155
   *Omnicell, Inc.........................................   248,598  3,927,848
   *OncoGenex Pharmaceutical, Inc.........................    16,093    211,784
   *OraSure Technologies, Inc.............................    17,123    120,717
  #*Orexigen Therapeutics, Inc............................    37,841    216,451
   *Orthofix International NV.............................   104,727  3,995,335
   *Osiris Therapeutics, Inc..............................    20,386    160,438
   *Pacific Biosciences of California, Inc................     8,471     21,008
   *Pain Therapeutics, Inc................................   330,150    904,611
   *Palomar Medical Technologies, Inc.....................    87,334    853,253
   *PDI, Inc..............................................   130,894  1,014,428
   #PDL BioPharma, Inc.................................... 1,038,326  7,143,683
   *Pernix Therapeutics Holdings, Inc.....................    36,485    295,164
   *PharMerica Corp.......................................   273,237  3,956,472
  #*PhotoMedex, Inc.......................................    27,560    390,525
   *Pozen, Inc............................................   294,588  1,564,262
   *Progenics Pharmaceuticals, Inc........................   161,963    461,595
   *ProPhase Labs, Inc....................................    56,585     95,063
   *Providence Service Corp. (The)........................   114,730  2,125,947
   *pSivida Corp..........................................    40,264     55,967
   *PSS World Medical, Inc................................     6,995    202,365
    Psychemedics Corp.....................................     1,558     18,587
    Quality Systems, Inc..................................    17,971    327,791
  #*Quidel Corp...........................................   234,731  5,267,364
   *RadNet, Inc...........................................   102,903    304,593
   *Repligen Corp.........................................   324,883  2,241,693
  #*Repros Therapeutics, Inc..............................    10,473    123,686
   *Retractable Technologies, Inc.........................       272        258
   *Rigel Pharmaceuticals, Inc............................   195,079  1,279,718
   *Rochester Medical Corp................................   101,868  1,189,818
   *Rockwell Medical, Inc.................................     2,918     17,858
   *RTI Biologics, Inc....................................   374,126  1,840,700
   *Rxi Pharmaceuticals Corp..............................       319         25
  #*Sangamo Biosciences, Inc..............................   140,975  1,349,131
   *Santarus, Inc.........................................   303,567  4,055,655
   *Sarepta Therapeutics, Inc.............................       651     17,610
   *SciClone Pharmaceuticals, Inc.........................   445,056  2,327,643
   *SIGA Technologies, Inc................................    16,515     48,224
    Simulations Plus, Inc.................................   123,672    536,736
   *Skilled Healthcare Group, Inc. Class A................   118,237    629,021
   *Solta Medical, Inc....................................   397,170  1,016,755
   *Somaxon Pharmaceuticals, Inc..........................        99        297
    Span-American Medical System, Inc.....................    32,884    632,030
   *Spectranetics Corp....................................   219,936  3,664,134
   #Spectrum Pharmaceuticals, Inc.........................   484,889  6,114,450
   *Staar Surgical Co.....................................   105,430    596,734
  #*StemCells, Inc........................................    11,628     19,361
  #*Stereotaxis, Inc......................................    10,564     22,607
   *Strategic Diagnostics, Inc............................     4,062      4,834
   *Sucampo Pharmaceuticals, Inc. Class A.................    99,193    514,812
   *SunLink Health Systems, Inc...........................    34,329     38,792
   *SurModics, Inc........................................   173,655  4,186,822
   *Symmetry Medical, Inc.................................   270,623  2,898,372
   *Synageva BioPharma Corp...............................     5,436    251,469
   *Synta Pharmaceuticals Corp............................     9,163    102,626
   *Targacept, Inc........................................    34,520    154,995
   *Theragenics Corp......................................   278,526    431,715
   *Threshold Pharmaceuticals, Inc........................    17,876     82,587
   *Tornier NV............................................    18,850    324,974
   *TranS1, Inc...........................................   171,862    427,936

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Transcept Pharmaceuticals, Inc........................ 111,214 $    649,490
   *Triple-S Management Corp. Class B..................... 106,007    1,915,546
   *Trius Therapeutics, Inc...............................  19,931      102,844
   *U.S. Physical Therapy, Inc............................ 116,572    2,867,671
    Universal American Corp............................... 166,083    1,556,198
   *Urologix, Inc......................................... 123,100       89,863
   *Uroplasty, Inc........................................  12,179       31,665
    Utah Medical Products, Inc............................  48,415    1,946,283
   *Vanguard Health Systems, Inc..........................  65,146      910,090
   *Vascular Solutions, Inc............................... 158,467    2,647,984
   *Vical, Inc............................................  78,394      280,651
   *Vision-Sciences, Inc..................................  23,250       25,110
   *Wright Medical Group, Inc............................. 285,553    6,036,590
   *XenoPort, Inc.........................................  53,385      447,900
    Xstelos Holdings, Inc.................................  81,000      131,220
   oYoung Innovations, Inc................................  72,583    2,864,851
   *Zalicus, Inc..........................................  41,209       31,628
                                                                   ------------
Total Health Care.........................................          397,338,680
                                                                   ------------
Industrials -- (16.5%)
   *A.T. Cross Co. Class A................................  80,715      923,380
   *AAON, Inc............................................. 273,996    6,230,669
    AAR Corp.............................................. 257,242    4,849,012
    ABM Industries, Inc...................................  34,847      763,846
   *ACCO Brands Corp...................................... 255,509    2,128,390
   *Accuride Corp.........................................  19,390       72,906
    Aceto Corp............................................ 227,163    2,371,582
    Acme United Corp......................................  30,407      370,053
   #Acorn Energy, Inc.....................................  80,179      590,117
   *Active Power, Inc.....................................  65,376      273,925
  #*Adept Technology, Inc................................. 106,218      412,126
   *Aegion Corp........................................... 176,044    4,140,555
   *AeroCentury Corp......................................   9,017      152,387
   *Aerosonic Corp........................................  12,141       47,350
   *Aerovironment, Inc.................................... 208,927    4,523,270
   *Air Transport Services Group, Inc..................... 324,059    1,506,874
    Aircastle, Ltd........................................ 224,541    3,098,666
    Alamo Group, Inc......................................  90,998    3,090,292
    Albany International Corp. Class A.................... 195,405    4,896,849
  o*Allied Defense Group, Inc. (The)......................  51,940      273,204
    Allied Motion Technologies, Inc.......................  35,896      241,939
    Altra Holdings, Inc................................... 190,929    4,572,750
   *Ameresco, Inc. Class A................................  97,937      963,700
    American Railcar Industries, Inc...................... 153,535    6,040,067
   *American Science & Engineering, Inc...................  84,690    5,723,350
  #*American Superconductor Corp..........................  58,302      154,500
   *American Woodmark Corp................................ 128,224    3,565,909
    Ampco-Pittsburgh Corp.................................  85,409    1,573,234
   *AMREP Corp............................................  55,375      553,750
   *Apogee Enterprises, Inc............................... 253,064    6,187,415
   *ARC Document Solutions, Inc........................... 213,451      510,148
   *Argan, Inc............................................  47,556      894,053
    Arkansas Best Corp.................................... 148,811    1,565,492
   *Arotech Corp..........................................  99,723      105,706
    Art's-Way Manufacturing Co., Inc......................     200        1,360
   *Ascent Solar Technologies, Inc........................  74,256       49,009
    Astec Industries, Inc................................. 179,578    6,342,695
   *Astronics Corp........................................ 115,462    2,645,234
   *Astrotech Corp........................................   6,182        5,317
   *Avalon Holding Corp. Class A..........................  20,575       81,683
   *AZZ, Inc.............................................. 224,847    9,621,203

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Barrett Business Services, Inc........................  84,535 $3,401,688
   *Blount International, Inc............................. 336,686  5,740,496
   *BlueLinx Holdings, Inc................................ 135,808    421,005
   *Breeze-Eastern Corp...................................  98,241    796,243
   #Briggs & Stratton Corp................................ 347,017  8,234,713
   *Brink's Co. (The).....................................   3,526    105,145
   *Broadwind Energy, Inc.................................     890      2,136
   *Builders FirstSource, Inc............................. 192,281  1,205,602
   *CAI International, Inc................................ 112,487  2,821,174
    Cascade Corp.......................................... 102,354  6,608,998
   *Casella Waste Systems, Inc. Class A...................  86,893    394,494
  #*CBIZ, Inc............................................. 617,182  3,740,123
    CDI Corp..............................................  98,414  1,675,006
    CECO Environmental Corp............................... 110,237  1,219,221
    Celadon Group, Inc.................................... 190,987  3,783,452
   *Champion Industries, Inc..............................  53,936      5,933
   #Chicago Rivet & Machine Co............................  17,700    364,089
    CIRCOR International, Inc............................. 116,609  4,839,274
    Coleman Cable, Inc....................................  52,092    532,901
   *Columbus McKinnon Corp................................ 170,803  3,231,593
    Comfort Systems USA, Inc.............................. 329,710  4,256,556
   *Command Security Corp.................................  70,192    147,403
   *Commercial Vehicle Group, Inc......................... 151,009  1,221,663
   *Competitive Technologies, Inc.........................  40,431     20,216
    CompX International, Inc..............................  18,270    246,645
    Conrad Industries, Inc................................  18,700    391,298
   *Consolidated Graphics, Inc............................  80,348  2,943,147
    Courier Corp.......................................... 120,220  1,455,864
   *Covenant Transportation Group, Inc. Class A...........  91,000    574,210
   *CPI Aerostructures, Inc...............................  48,356    545,456
   *CRA International, Inc................................ 101,190  1,881,122
   *Digital Power Corp....................................   3,700      2,647
   *Dolan Co. (The)....................................... 134,798    473,141
    Douglas Dynamics, Inc................................. 158,970  2,095,225
   *Ducommun, Inc.........................................  96,265  1,543,128
   *DXP Enterprises, Inc..................................  85,577  4,869,331
   *Dycom Industries, Inc................................. 235,691  4,944,797
    Dynamic Materials Corp................................  75,806  1,259,896
   *Eagle Bulk Shipping, Inc..............................  75,276    155,069
    Eastern Co. (The).....................................  56,509    883,801
   *Echo Global Logistics, Inc............................  33,445    621,074
    Ecology & Environment, Inc. Class A...................  20,292    261,767
    Encore Wire Corp...................................... 212,520  6,932,402
   *Energy Recovery, Inc.................................. 116,774    435,567
   *EnergySolutions, Inc.................................. 341,987  1,309,810
   *EnerNOC, Inc..........................................  91,293  1,410,477
   *Engility Holdings, Inc................................  18,465    355,451
    Ennis, Inc............................................ 225,577  3,521,257
   *EnPro Industries, Inc................................. 170,450  7,581,616
   *Environmental Tectonics Corp..........................  60,400    105,700
    ESCO Technologies, Inc................................ 150,384  6,191,309
    Espey Manufacturing & Electronics Corp................  35,587    894,657
   *Excel Maritime Carriers, Ltd.......................... 299,086    164,796
   *Exponent, Inc......................................... 135,915  6,644,884
   *Federal Signal Corp................................... 474,741  3,816,918
   *Flow International Corp............................... 310,350  1,170,020
   *Forward Air Corp...................................... 202,329  7,508,429
   *Franklin Covey Co..................................... 169,691  2,355,311
   *Franklin Electric Co., Inc............................  69,774  4,641,366
    FreightCar America, Inc...............................  68,565  1,699,726
   *Frozen Food Express Industries........................ 156,525    173,743

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Fuel Tech, Inc........................................ 117,467 $  502,759
   *Furmanite Corp........................................ 334,453  1,775,945
    G & K Services, Inc. Class A.......................... 146,954  5,884,038
  #*Genco Shipping & Trading, Ltd......................... 241,352    806,116
   *Gencor Industries, Inc................................   6,536     48,301
   *GenCorp, Inc.......................................... 246,115  2,640,814
   *GeoEye, Inc........................................... 145,938  5,228,959
   *Gibraltar Industries, Inc............................. 275,585  4,786,911
    Global Power Equipment Group, Inc.....................  38,305    628,585
   *Gorman-Rupp Co. (The)................................. 197,355  5,997,618
   *GP Strategies Corp.................................... 152,647  3,266,646
    Graham Corp...........................................  69,006  1,598,869
    Granite Construction, Inc............................. 107,843  3,921,171
    Great Lakes Dredge & Dock Corp........................ 403,323  3,783,170
   *Greenbrier Cos., Inc.................................. 176,009  3,507,859
    Griffon Corp.......................................... 481,728  5,684,390
    H&E Equipment Services, Inc........................... 251,596  4,850,771
    Hardinge, Inc.........................................  97,119  1,095,502
   *Hawaiian Holdings, Inc................................ 478,445  2,760,628
    Heidrick & Struggles International, Inc............... 159,200  2,516,952
   *Heritage-Crystal Clean, Inc...........................   7,001    110,126
   *Hill International, Inc............................... 317,051  1,081,144
   *Horizon Lines, Inc. Class A...........................  12,140     18,089
    Houston Wire & Cable Co............................... 144,691  1,729,057
   *Hudson Global, Inc.................................... 131,868    634,285
   *Hudson Technologies, Inc..............................  20,484     77,839
   *Hurco Cos., Inc.......................................  54,870  1,628,542
   *Huron Consulting Group, Inc........................... 154,754  5,277,111
   *Huttig Building Products, Inc......................... 161,870    373,920
    Hyster-Yale Materials Handling, Inc...................  64,270  3,225,069
   *ICF International, Inc................................ 107,164  2,452,984
   *II-VI, Inc............................................   9,400    159,988
  #*InnerWorkings, Inc....................................  95,467  1,327,946
   *Innotrac Corp......................................... 156,400    508,300
    Innovative Solutions & Support, Inc................... 139,210    590,250
    Insperity, Inc........................................ 179,139  6,024,445
    Insteel Industries, Inc...............................  96,877  1,468,655
   *Integrated Electrical Services, Inc................... 118,179    573,168
   *Intelligent Systems Corp..............................  42,582     58,976
   *Interface, Inc........................................ 458,241  7,689,284
    International Shipholding Corp........................  58,108  1,109,863
    Intersections, Inc.................................... 156,439  1,623,837
   *John Bean Technologies Corp........................... 204,079  3,814,237
   *JPS Industries, Inc...................................  24,500    169,540
   *Kadant, Inc...........................................  98,109  2,636,189
   *Kaman Corp............................................ 234,532  8,522,893
   *Kaydon Corp........................................... 228,210  5,659,608
    Kelly Services, Inc. Class A.......................... 248,928  3,967,912
    Kelly Services, Inc. Class B..........................     635     10,452
   *Key Technology, Inc...................................  49,705    611,372
    Kforce, Inc........................................... 392,289  5,397,897
    Kimball International, Inc. Class B................... 227,614  2,458,231
   *Knoll, Inc............................................ 338,381  5,610,357
   *Korn/Ferry International.............................. 281,724  4,840,018
   *Kratos Defense & Security Solutions, Inc.............. 197,379    870,441
    L.B. Foster Co. Class A............................... 102,703  4,448,067
    L.S. Starrett Co. Class A (The).......................  51,344    554,515
    Lawson Products, Inc..................................  82,104    901,502
   *Layne Christensen Co.................................. 138,257  3,134,286
    Lindsay Corp..........................................  90,671  8,436,030
   *LMI Aerospace, Inc....................................  94,970  2,098,837

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Industrials -- (Continued)
    LSI Industries, Inc...................................   202,268 $1,464,420
   *Luna Innovations, Inc.................................    17,526     22,609
   *Lydall, Inc...........................................   140,104  2,140,789
   *Magnetek, Inc.........................................    30,711    407,228
   *Manitex International, Inc............................     6,450     62,694
    Marten Transport, Ltd.................................   203,423  4,141,692
    Mastech Holdings, Inc.................................     7,962     60,511
   *Matson, Inc...........................................    59,608  1,633,855
    McGrath RentCorp......................................   236,077  7,056,342
   *Meritor, Inc..........................................    63,315    288,716
   *Metalico, Inc.........................................   356,973    688,958
    Met-Pro Corp..........................................   188,147  1,951,084
   *MFRI, Inc.............................................    57,134    346,803
    Michael Baker Corp....................................    84,494  2,170,651
    Miller Industries, Inc................................    79,825  1,219,726
   *Mistras Group, Inc....................................    91,680  2,018,794
   *Mobile Mini, Inc......................................   261,826  6,283,824
   *Mueller (Paul) Co.....................................    10,813    248,699
   *Mueller Water Products, Inc. Class A.................. 1,126,598  6,658,194
    Multi-Color Corp......................................   104,725  2,509,211
   *MYR Group, Inc........................................   168,251  3,777,235
   *National Patent Development Corp......................   109,400    268,030
   #National Presto Industries, Inc.......................    41,306  3,029,795
   *National Technical Systems, Inc.......................    86,036    686,567
   *Navigant Consulting, Inc..............................   232,003  2,674,995
   *NCI Building Systems, Inc.............................    39,259    607,729
    NL Industries, Inc....................................   236,934  3,065,926
   *NN, Inc...............................................   160,207  1,483,517
   *Nortek, Inc...........................................     4,413    318,398
   *Northwest Pipe Co.....................................    88,313  2,176,915
   *Ocean Power Technologies, Inc.........................    35,797     76,248
  #*Odyssey Marine Exploration, Inc.......................   448,045  1,377,738
    Omega Flex, Inc.......................................   100,238  1,425,384
   *On Assignment, Inc....................................   279,300  6,828,885
   *Orbit International Corp..............................    14,582     51,620
   *Orbital Sciences Corp.................................   275,051  4,043,250
   *Orion Energy Systems, Inc.............................    26,146     53,076
   *Orion Marine Group, Inc...............................    80,307    626,395
    P.A.M. Transportation Services, Inc...................    86,903    820,364
   *Pacer International, Inc..............................   219,996    895,384
   *Park-Ohio Holdings Corp...............................    99,207  2,394,857
   *Patrick Industries, Inc...............................    70,656  1,162,998
   *Patriot Transportation Holding, Inc...................    92,577  2,385,709
   *Pendrell Corp.........................................   114,487    167,151
   *PGT, Inc..............................................    49,332    241,727
    Pike Electric Corp....................................   161,851  1,683,250
   *Plug Power, Inc.......................................    65,190     29,987
   *PMFG, Inc.............................................    94,438    794,224
   *Powell Industries, Inc................................   109,528  4,956,142
   *PowerSecure International, Inc........................   169,330  1,471,478
    Preformed Line Products Co............................    51,643  3,484,870
   *Primoris Services Corp................................   217,841  4,178,190
    Providence & Worcester Railroad Co....................    18,747    299,952
   #Quad/Graphics, Inc....................................    19,193    416,488
   *Quality Distribution, Inc.............................   188,692  1,398,208
    Quanex Building Products Corp.........................   263,351  5,440,832
   #Raven Industries, Inc.................................   205,942  5,546,018
   *RBC Bearings, Inc.....................................   141,240  7,447,585
    RCM Technologies, Inc.................................   114,406    632,665
   *Real Goods Solar, Inc. Class A........................     1,796      1,702
   *Republic Airways Holdings, Inc........................   309,025  2,592,720

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Resources Connection, Inc............................. 227,751 $2,780,840
   *Roadrunner Transportation Systems, Inc................ 110,351  2,219,159
   *RPX Corp..............................................  13,857    144,529
   *Rush Enterprises, Inc. Class A........................ 238,532  5,643,667
   *Rush Enterprises, Inc. Class B........................ 115,888  2,267,928
   *Saia, Inc............................................. 108,981  2,826,967
    Schawk, Inc........................................... 243,811  3,130,533
   *Schuff International, Inc.............................  53,200    594,510
    SeaCube Container Leasing, Ltd........................  45,919  1,054,759
    Servotronics, Inc.....................................  24,804    205,873
    SIFCO Industries, Inc.................................  45,830    709,448
    SkyWest, Inc.......................................... 348,537  4,405,508
    SL Industries, Inc....................................  54,267    948,587
    SmartPros, Ltd........................................  38,973     54,562
   *Sparton Corp..........................................  47,251    719,160
   *Standard Parking Corp................................. 169,280  3,548,109
    Standard Register Co. (The)........................... 234,875    155,018
    Standex International Corp............................ 110,239  6,245,039
   *Sterling Construction Co., Inc........................  91,184    934,636
   *Sun Hydraulics Corp................................... 227,149  6,269,312
   *Supreme Industries, Inc. Class A...................... 101,505    383,689
   *SYKES Enterprises, Inc................................ 273,037  4,395,896
    Sypris Solutions, Inc................................. 166,119    687,733
  #*TAL International Group, Inc.......................... 197,941  8,293,728
   *Taser International, Inc.............................. 168,356  1,409,140
   *Team, Inc............................................. 153,253  6,714,014
   *Tecumseh Products Co. Class A......................... 121,247    862,066
   *Tecumseh Products Co. Class B.........................  10,870     78,808
   *Tel-Instrument Electronics Corp.......................  19,940     69,790
   *Tennant Co............................................ 159,106  7,325,240
   *Thermon Group Holdings, Inc...........................  28,106    680,165
   #Titan International, Inc.............................. 323,595  7,860,123
  #*Titan Machinery, Inc.................................. 145,058  4,193,627
   *TMS International Corp. Class A.......................  17,437    243,072
   *Transcat, Inc.........................................  42,500    288,150
   *TRC Cos., Inc......................................... 200,030  1,194,179
   *Trex Co., Inc.........................................  11,230    474,468
   *Trimas Corp........................................... 281,658  8,700,416
   *TrueBlue, Inc......................................... 277,109  4,763,504
   *Tufco Technologies, Inc...............................   6,498     32,490
   *Tutor Perini Corp..................................... 114,083  1,892,637
   #Twin Disc, Inc........................................  90,134  2,066,773
   *Ultralife Corp........................................  84,195    271,108
    UniFirst Corp.........................................  94,890  7,756,309
    United Stationers, Inc................................   6,617    220,611
   *UniTek Global Services, Inc...........................     400      1,460
    Universal Forest Products, Inc........................ 156,121  6,346,319
   *Universal Power Group, Inc............................  29,335     54,563
   *Universal Security Instruments, Inc...................   2,177      9,035
    Universal Truckload Services, Inc.....................  76,853  1,378,743
   *US Ecology, Inc....................................... 172,893  4,107,938
   *USA Truck, Inc........................................  66,021    327,464
   *Versar, Inc...........................................  37,056    157,488
    Viad Corp............................................. 192,462  5,373,539
   *Vicor Corp............................................ 259,789  1,397,665
   *Virco Manufacturing Corp.............................. 133,476    356,381
   *Volt Information Sciences, Inc........................ 192,487  1,522,572
    VSE Corp..............................................  33,676    808,561
   *Wabash National Corp.................................. 187,933  1,945,107
   *Willdan Group, Inc....................................   6,636     13,936
   *Willis Lease Finance Corp.............................  76,817  1,131,514

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
Industrials -- (Continued)
   *XPO Logistics, Inc....................................  75,516 $  1,264,893
   *Zipcar, Inc...........................................  23,681      289,145
                                                                   ------------
Total Industrials.........................................          656,706,621
                                                                   ------------
Information Technology -- (16.4%)
  #*3D Systems Corp.......................................  88,600    5,125,510
   *Accelrys, Inc......................................... 520,807    4,906,002
   *Active Network, Inc. (The)............................  13,997       77,403
   *Actuate Corp.......................................... 540,500    3,043,015
   *Acxiom Corp...........................................   6,651      117,922
   *ADDvantage Technologies Group, Inc....................  84,703      179,570
   *Advanced Energy Industries, Inc....................... 365,926    5,616,964
   *Advanced Photonix, Inc. Class A.......................  65,272       47,649
   *Aehr Test Systems.....................................  42,505       37,872
   *Aeroflex Holding Corp.................................  26,140      182,719
   *Aetrium, Inc..........................................   2,617        1,649
   *Agilysys, Inc......................................... 176,406    1,501,215
   *Alpha & Omega Semiconductor, Ltd......................  77,620      629,498
   *American Software, Inc. Class A....................... 222,349    1,912,201
  #*Amkor Technology, Inc................................. 385,318    1,784,022
   *Amtech Systems, Inc...................................  72,428      283,193
   *ANADIGICS, Inc........................................ 391,990    1,011,334
   *Analysts International Corp...........................  38,018      138,386
   *Anaren, Inc........................................... 133,778    2,618,035
   *Applied Micro Circuits Corp........................... 616,460    5,283,062
   *Astea International, Inc..............................  21,160       56,709
    Astro-Med, Inc........................................  58,981      592,169
   *ATMI, Inc............................................. 222,737    4,546,062
   *Autobytel, Inc........................................  78,058      319,257
   *Aviat Networks, Inc................................... 327,250    1,227,188
   *Avid Technology, Inc.................................. 194,513    1,439,396
    Aware, Inc............................................ 131,474      757,290
   *Axcelis Technologies, Inc............................. 914,667    1,234,800
   *AXT, Inc.............................................. 285,411      793,443
   *Badger Meter, Inc..................................... 152,301    7,537,376
    Bel Fuse, Inc. Class A................................  33,988      560,462
    Bel Fuse, Inc. Class B................................  92,406    1,721,524
   *Benchmark Electronics, Inc............................  15,515      272,443
    Black Box Corp........................................ 143,976    3,373,358
   *Blonder Tongue Laboratories, Inc......................  76,200      100,584
   *Blucora, Inc.......................................... 317,632    4,720,012
   #Bogen Communications International, Inc...............  33,103       69,682
  o*Bogen Corp............................................  33,103           --
   *Bottomline Technologies (de), Inc..................... 190,471    5,538,897
  #*BroadVision, Inc......................................  16,737      139,587
    Brooks Automation, Inc................................ 448,765    4,200,440
   *Bsquare Corp..........................................  89,864      314,524
   *BTU International, Inc................................  74,894      228,427
   *Cabot Microelectronics Corp........................... 216,245    7,992,415
   *CalAmp Corp........................................... 222,962    1,908,555
   *Calix, Inc............................................ 204,460    1,664,304
   *Callidus Software, Inc................................   8,107       33,887
   *Cardtronics, Inc......................................  69,538    1,800,339
   *Cascade Microtech, Inc................................  88,052      658,629
   *Cass Information Systems, Inc.........................  57,671    2,237,635
   *CEVA, Inc............................................. 110,934    1,683,978
   *Checkpoint Systems, Inc............................... 187,436    2,260,478
   *China Information Technology, Inc.....................  25,916       26,693
   *Chyron International Corp.............................     315          315
   *CIBER, Inc............................................ 389,378    1,316,098
   *Cinedigm Digital Cinema Corp. Class A.................   1,512        2,344

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Clearfield, Inc.......................................  88,476 $  465,384
   *Cogo Group, Inc.......................................  16,364     38,946
  #*Coherent, Inc.........................................  17,782    985,301
    Cohu, Inc............................................. 157,954  1,655,358
 o#*Commerce One LLC......................................   4,800         --
    Communications Systems, Inc...........................  79,847    889,496
   *Computer Task Group, Inc.............................. 178,101  3,408,853
   *comScore, Inc.........................................  18,245    268,749
    Comtech Telecommunications Corp....................... 138,344  3,666,116
    Concurrent Computer Corp..............................  19,594    128,145
   *Constant Contact, Inc.................................  96,305  1,450,353
   *Cray, Inc............................................. 258,069  4,792,341
    Crexendo, Inc......................................... 104,126    265,521
   *CSG Systems International, Inc........................ 233,980  4,405,843
    CSP, Inc..............................................  49,891    312,318
    CTS Corp.............................................. 184,539  1,836,163
  #*CVD Equipment Corp....................................  31,867    370,295
   *CyberOptics Corp......................................  56,931    425,275
   *Daktronics, Inc....................................... 253,665  3,008,467
   *Data I/O Corp.........................................  77,000    131,670
   *Datalink Corp......................................... 113,559    998,184
   *Dataram Corp..........................................  82,189     35,341
   *Datawatch Corp........................................  18,488    224,999
   *Dealertrack Technologies, Inc......................... 200,661  6,336,874
  #*Demand Media, Inc..................................... 204,453  1,727,628
   *Dice Holdings, Inc.................................... 417,931  3,932,731
   *Digi International, Inc............................... 236,189  2,314,652
    Digimarc Corp.........................................  59,341  1,270,491
   *Digital River, Inc....................................  22,596    328,094
   *Diodes, Inc........................................... 112,245  2,134,900
  #*Document Security Systems, Inc........................   8,305     20,015
   *Dot Hill Systems Corp................................. 550,651    638,755
   *DSP Group, Inc........................................ 234,064  1,535,460
   *DTS, Inc.............................................. 174,891  3,340,418
   *Dynamics Research Corp................................  82,749    567,658
    EarthLink, Inc........................................ 643,964  4,378,955
   #Ebix, Inc............................................. 258,294  4,220,524
   *Echelon Corp.......................................... 172,946    418,529
   *Edgewater Technology, Inc.............................  87,868    364,652
   *Elecsys Corp..........................................  31,697    139,467
    Electro Rent Corp..................................... 237,405  3,675,029
    Electro Scientific Industries, Inc.................... 116,159  1,254,517
   *Electronics for Imaging, Inc.......................... 335,351  7,585,640
   #Electro-Sensors, Inc..................................   3,450     12,868
   *Ellie Mae, Inc........................................   3,866     77,436
    eMagin Corp...........................................  52,807    171,623
   *EMCORE Corp........................................... 149,343    899,045
   *Emulex Corp........................................... 413,548  3,159,507
   *Entegris, Inc......................................... 776,103  7,652,376
   *Entropic Communications, Inc.......................... 477,309  2,501,099
   *Envestnet, Inc........................................ 123,001  1,710,944
    EPIQ Systems, Inc..................................... 280,862  3,465,837
    ePlus, Inc............................................  55,622  2,591,429
   *Euronet Worldwide, Inc................................ 216,115  5,288,334
    Evolving Systems, Inc.................................  35,800    224,824
   *Exar Corp............................................. 401,024  4,206,742
   *ExlService Holdings, Inc.............................. 225,780  6,696,635
   *Extreme Networks...................................... 614,849  2,268,793
   *Fabrinet..............................................  61,263    896,890
   *FalconStor Software, Inc.............................. 427,994  1,147,024
   *FARO Technologies, Inc................................ 111,821  3,713,575

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Information Technology -- (Continued)
   *FormFactor, Inc.......................................   134,932 $  674,660
   *Forrester Research, Inc...............................   256,189  7,242,463
    Frequency Electronics, Inc............................    74,860    687,215
   *Giga-tronics, Inc.....................................    33,725     56,321
   *GigOptix, Inc.........................................    17,808     26,000
   *Global Cash Access Holdings, Inc......................   478,883  3,615,567
    Globalscape, Inc......................................     5,930      8,065
   *Globecomm Systems, Inc................................   204,197  2,532,043
   *GSE Systems, Inc......................................   127,249    259,588
   *GSI Group, Inc........................................    81,019    769,680
   *GSI Technology, Inc...................................   126,100    838,565
  #*GT Advanced Technologies, Inc.........................   337,635  1,066,927
   *Guidance Software, Inc................................    39,875    508,406
    Hackett Group, Inc. (The).............................   397,920  1,711,056
   *Harmonic, Inc.........................................   804,475  4,207,404
   *Hauppauge Digital, Inc................................    42,278     32,554
  #*Heartland Payment Systems, Inc........................   242,293  7,695,226
  #*Higher One Holdings, Inc..............................    11,675    122,938
   *Hutchinson Technology, Inc............................   231,183    645,001
   *I.D. Systems, Inc.....................................    55,135    304,897
   *Identive Group, Inc...................................   195,156    263,461
   *IEC Electronics Corp..................................    39,059    256,227
   *iGATE Corp............................................   518,273  9,059,412
  #*iGo, Inc..............................................   104,754     28,284
   *Ikanos Communications, Inc............................    64,641    117,647
   *Imation Corp..........................................   188,057    697,691
   *Immersion Corp........................................   117,379    798,177
  #*Infinera Corp.........................................   628,545  4,481,526
   *Infosonics Corp.......................................    69,762     44,299
   *Innodata, Inc.........................................   217,125    816,390
   *Inphi Corp............................................    67,902    545,253
   *Insight Enterprises, Inc..............................   388,100  7,606,760
   *Integrated Device Technology, Inc..................... 1,037,581  7,501,711
   *Integrated Silicon Solution, Inc......................   224,713  2,105,561
   *Intellicheck Mobilisa, Inc............................    25,737     18,531
   *Interactive Intelligence Group, Inc...................    91,043  3,661,749
   *Intermec, Inc.........................................   152,918  1,510,830
   *Internap Network Services Corp........................   552,985  4,374,111
    Internet Patents Corp.................................    12,966     48,882
   *Interphase Corp.......................................    29,534     73,835
    inTEST Corp...........................................    84,141    255,789
   *Intevac, Inc..........................................   169,582    713,940
   *IntraLinks Holdings, Inc..............................    31,246    202,162
   *IntriCon Corp.........................................    53,872    253,198
   *Inuvo, Inc............................................     1,309      1,139
   *iPass, Inc............................................   366,725    773,790
   *Iteris, Inc...........................................    52,380     85,379
   *Ixia..................................................   426,348  8,096,349
    IXYS Corp.............................................   310,390  2,992,160
   *Kemet Corp............................................   222,690  1,282,694
   *Key Tronic Corp.......................................    18,556    178,694
    Keynote Systems, Inc..................................   120,647  1,882,093
  o*KIT Digital, Inc......................................   294,247    117,699
   *Kopin Corp............................................   668,444  2,312,816
   *Kulicke & Soffa Industries, Inc.......................   538,394  6,094,620
   *KVH Industries, Inc...................................    98,964  1,440,916
   *Lantronix, Inc........................................        45         89
   *Lattice Semiconductor Corp............................   983,223  4,375,342
   *LGL Group, Inc. (The).................................    29,250    153,855
   *LightPath Technologies, Inc. Class A..................     8,650      7,526
   *Limelight Networks, Inc...............................   667,209  1,574,613

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Lionbridge Technologies, Inc.......................... 217,564 $   868,080
   *Littlefuse, Inc.......................................  32,850   2,102,728
   *LogMeIn, Inc..........................................   2,350      53,345
   *LoJack Corp........................................... 182,226     588,590
    Loral Space & Communications, Inc.....................  72,834   4,274,627
   *LTX-Credence Corp..................................... 387,455   2,378,974
   *Magnachip Semiconductor Corp.......................... 155,451   2,490,325
   *Management Network Group, Inc.........................  22,112      61,914
  #*Manhattan Associates, Inc............................. 216,969  14,864,546
    ManTech International Corp. Class A...................   1,391      34,316
    Marchex, Inc. Class B................................. 148,124     551,021
   *Market Leader, Inc.................................... 169,878   1,287,675
  #*Mattersight Corp...................................... 103,208     456,179
   *Mattson Technology, Inc............................... 193,251     253,159
   *MaxLinear, Inc. Class A...............................  15,867      82,191
   *Maxwell Technologies, Inc.............................  30,220     292,227
   *Measurement Specialties, Inc.......................... 109,266   3,857,090
   *MEMC Electronic Materials, Inc........................ 900,359   3,745,493
   *MEMSIC, Inc...........................................  17,281      58,583
   *Mercury Systems, Inc.................................. 204,339   1,501,892
   *Meru Networks, Inc....................................   2,107       6,700
    Mesa Laboratories, Inc................................  31,800   1,653,282
    Methode Electronics, Inc.............................. 332,274   3,196,476
   *Micrel, Inc........................................... 506,643   5,274,154
   *Mindspeed Technologies, Inc........................... 184,860     909,511
   *MIPS Technologies, Inc................................ 325,165   2,555,797
    MOCON, Inc............................................  63,175     885,082
   *ModusLink Global Solutions, Inc....................... 200,546     583,589
   *MoneyGram International, Inc..........................  32,138     442,540
   *Monolithic Power Systems, Inc......................... 281,617   6,561,676
    Monotype Imaging Holdings, Inc........................ 246,669   4,459,776
   *Monster Worldwide, Inc................................ 118,549     687,584
   *MoSys, Inc............................................ 164,961     593,860
   *Move, Inc............................................. 356,694   3,363,624
    MRV Communications, Inc...............................  61,619     579,219
   *MTS Systems Corp...................................... 165,039   9,382,467
   *Multi-Fineline Electronix, Inc........................ 172,743   2,759,569
   *Nanometrics, Inc...................................... 171,339   2,674,602
   *NAPCO Security Technologies, Inc...................... 307,597   1,110,425
   *NCI, Inc. Class A.....................................  49,172     258,645
   *NeoPhotonics Corp.....................................   2,000      11,580
  #*NetList, Inc..........................................  75,583      58,955
   *NetScout Systems, Inc................................. 312,994   8,147,234
   *Newport Corp.......................................... 324,034   4,672,570
   *Newtek Business Services, Inc......................... 243,027     512,787
   *NIC, Inc.............................................. 457,702   7,460,543
   *Novatel Wireless, Inc................................. 173,769     326,686
   *Numerex Corp. Class A.................................  73,646     913,947
  #*Oclaro, Inc........................................... 345,826     560,238
   *Official Payments Holdings, Inc....................... 169,800   1,054,458
   *OmniVision Technologies, Inc.......................... 281,189   4,321,875
   *Omtool, Ltd...........................................  30,770     118,464
   *Online Resources Corp................................. 247,388     942,548
  #*Onvia, Inc............................................   6,308      22,898
   *OpenTable, Inc........................................     802      42,257
   *Oplink Communications, Inc............................ 115,747   1,950,337
    Optical Cable Corp....................................  55,836     232,836
   *OSI Systems, Inc...................................... 112,610   6,132,741
   *Overland Storage, Inc.................................  40,733      39,511
   *PAR Technology Corp................................... 131,950     585,858
    Park Electrochemical Corp............................. 187,161   4,892,389

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
  #*ParkerVision, Inc..................................... 171,061 $  408,836
    PC Connection, Inc.................................... 108,093  1,334,949
   *PCM, Inc.............................................. 117,011    780,463
    PC-Tel, Inc........................................... 183,140  1,358,899
   *PDF Solutions, Inc.................................... 139,737  2,098,850
    Perceptron, Inc.......................................  49,974    367,809
   *Perficient, Inc....................................... 202,098  2,417,092
   *Performance Technologies, Inc......................... 102,658     99,578
   *Pericom Semiconductor Corp............................ 223,214  1,578,123
   *Pervasive Software, Inc............................... 187,100  1,711,965
   *PFSweb, Inc...........................................  24,219     80,891
   *Photronics, Inc....................................... 423,811  2,538,628
   *Pixelworks, Inc.......................................  58,634    154,207
   *Planar Systems, Inc................................... 162,065    280,372
   *Plexus Corp...........................................  86,350  2,203,652
   *PLX Technology, Inc................................... 228,530  1,064,950
   *Power Integrations, Inc...............................  91,536  3,423,446
  #*Power-One, Inc........................................ 546,289  2,196,082
   *Powerwave Technologies, Inc...........................  16,315        653
   *PRGX Global, Inc...................................... 124,218    838,472
   *Procera Networks, Inc.................................  15,322    257,869
   *PROS Holdings, Inc....................................  13,890    306,413
   *Pulse Electronics Corp................................  16,702      5,009
    QAD, Inc. Class A..................................... 126,079  1,751,237
    QAD, Inc. Class B.....................................  31,205    396,304
   *Qualstar Corp.........................................  90,434    144,694
   *Quantum Corp.......................................... 554,274    753,813
  #*QuickLogic Corp.......................................  56,033    118,230
   *QuinStreet, Inc.......................................  46,715    263,473
   *Radisys Corp.......................................... 206,728    806,239
   *Rainmaker Systems, Inc................................   1,126        889
   *Rambus, Inc........................................... 169,446    925,175
  #*RealD, Inc............................................ 155,110  1,765,152
   *RealNetworks, Inc..................................... 303,361  2,323,745
   *Reis, Inc.............................................  85,111  1,243,472
   *Relm Wireless Corp....................................  37,546     62,326
  #*Remark Media, Inc.....................................   1,102      1,488
  #*Research Frontiers, Inc...............................   6,000     20,100
   *Responsys, Inc........................................  18,977    144,795
    RF Industries, Ltd....................................  54,002    294,851
    Richardson Electronics, Ltd........................... 130,504  1,581,708
    Rimage Corp...........................................  85,784    595,341
   *Rofin-Sinar Technologies, Inc......................... 146,789  3,762,202
   *Rogers Corp........................................... 112,629  5,277,795
   *Rosetta Stone, Inc....................................  93,047  1,205,889
   *Rubicon Technology, Inc............................... 113,654    763,755
   *Rudolph Technologies, Inc............................. 263,466  3,554,156
   *Saba Software, Inc....................................  23,128    214,165
   *Sanmina Corp.......................................... 250,954  2,389,082
   *ScanSource, Inc....................................... 231,988  6,741,571
   *Schmitt Industries, Inc...............................  17,800     52,688
   *Scientific Learning Corp.............................. 103,488     65,197
   *SeaChange International, Inc.......................... 253,259  2,823,838
   *Selectica, Inc........................................  26,569    222,383
   *Sevcon, Inc...........................................  56,400    200,784
   *ShoreTel, Inc......................................... 265,018  1,136,927
   *Sigma Designs, Inc.................................... 197,008  1,052,023
   *Sigmatron International, Inc..........................  18,200     93,730
  #*Silicon Graphics International Corp................... 110,001  1,599,415
   *Silicon Image, Inc.................................... 443,289  2,149,952
   *Smith Micro Software, Inc............................. 156,813    235,220

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *SMTC Corp............................................    16,231 $    41,876
  #*Sonic Foundry, Inc...................................    24,133     153,969
   *Sonus Networks, Inc.................................. 1,666,127   3,782,108
    Soundbite Communications, Inc........................     3,882      11,297
   *Spansion, Inc. Class A...............................   179,311   2,062,076
   *Spark Networks, Inc..................................    37,263     269,039
   *Spire Corp...........................................    82,087      47,610
   *Stamps.com, Inc......................................    72,528   1,957,531
   *StarTek, Inc.........................................   131,000     564,610
  #*STEC, Inc............................................   419,625   2,123,302
  #*STR Holdings, Inc....................................    65,287     139,061
  #*Stratasys, Ltd.......................................   138,151  10,842,090
   *SunPower Corp........................................     2,090      16,281
   *Super Micro Computer, Inc............................   223,786   2,770,471
    Supertex, Inc........................................   126,805   2,424,512
   *Support.com, Inc.....................................   252,695   1,053,738
   *Sycamore Networks, Inc...............................   146,172     336,196
   *Symmetricom, Inc.....................................   448,192   2,415,755
   *Synaptics, Inc.......................................   154,147   5,407,477
   *Synchronoss Technologies, Inc........................    41,134     979,401
   *Take-Two Interactive Software, Inc...................   151,301   1,841,333
    Technical Communications Corp........................     7,300      36,828
   *TechTarget, Inc......................................   237,040   1,204,163
   *TeleCommunication Systems, Inc. Class A..............   339,748     767,830
   *Telenav, Inc.........................................   102,327     808,383
   *TeleTech Holdings, Inc...............................    81,193   1,518,309
    Telular Corp.........................................   152,579   1,692,101
    Tessco Technologies, Inc.............................    64,382   1,438,938
    Tessera Technologies, Inc............................   267,356   4,692,098
    TheStreet, Inc.......................................   233,363     380,382
   *TNS, Inc.............................................   186,423   3,905,562
    Transact Technologies, Inc...........................    90,009     723,672
   *TranSwitch Corp......................................    39,152      36,494
   *Travelzoo, Inc.......................................    32,556     713,628
   *Trio-Tech International..............................     3,392       6,750
   *TriQuint Semiconductor, Inc..........................   379,166   1,990,622
    TSR, Inc.............................................    60,552     196,794
   *TTM Technologies, Inc................................   228,043   1,817,503
   *Tyler Technologies, Inc..............................   230,600  12,463,930
   *Ultra Clean Holdings.................................   117,034     656,561
   *Ultratech, Inc.......................................   197,982   8,063,807
  #*Unisys Corp..........................................   297,029   6,597,014
    United Online, Inc...................................   678,527   4,505,419
   *Unwired Planet, Inc..................................   293,742     593,359
   *USA Technologies, Inc................................     7,207      15,783
   *UTStarcom Holdings Corp..............................   195,753     191,838
   *Veeco Instruments, Inc...............................    25,600     805,120
   *Viasystems Group, Inc................................    34,737     489,444
   *Vicon Industries, Inc................................    45,650     125,538
   *Video Display Corp...................................    85,637     321,139
   *Virtusa Corp.........................................   202,932   4,202,722
   *Vishay Precision Group, Inc..........................    12,650     166,854
   *Volterra Semiconductor Corp..........................   153,648   2,525,973
    Wayside Technology Group, Inc........................    30,941     380,574
   *Web.com Group, Inc...................................   336,167   5,445,905
   *WebMD Health Corp....................................     9,686     160,110
   *WebMediaBrands, Inc..................................    38,263      76,143
   *Websense, Inc........................................   239,470   3,503,446
   *Westell Technologies, Inc. Class A...................   434,491     795,119
   *Winland Electronics, Inc.............................     1,605       1,140
   *Wireless Ronin Technologies, Inc.....................     5,171       9,670

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Wireless Telecom Group, Inc........................... 225,386 $    290,748
   *WPCS International, Inc...............................  14,426        6,636
   *XO Group, Inc......................................... 197,837    1,903,192
    Xyratex, Ltd.......................................... 109,396    1,017,383
   *Zhone Technologies, Inc...............................  74,478       46,176
   *Zix Corp.............................................. 346,277    1,128,863
   *Zygo Corp............................................. 129,438    2,059,359
                                                                   ------------
Total Information Technology..............................          650,971,397
                                                                   ------------
Materials -- (6.4%)
    A. Schulman, Inc...................................... 266,300    8,561,545
   *A.M. Castle & Co...................................... 134,911    2,273,250
   *AEP Industries, Inc...................................  64,544    4,155,343
  #*AMCOL International Corp.............................. 267,582    7,901,696
   *American Biltrite, Inc................................     868      412,300
   *American Pacific Corp.................................  69,310    1,364,021
   *American Vanguard Corp................................ 206,227    6,991,095
   *Arabian American Development Co....................... 108,773      860,394
   #Axiall Corp........................................... 161,210    9,056,778
    Balchem Corp.......................................... 221,446    8,282,080
    Boise, Inc............................................ 649,913    5,361,782
   *Buckeye Technologies, Inc............................. 257,175    7,393,781
  #*Calgon Carbon Corp.................................... 399,646    6,410,322
   *Century Aluminum Co................................... 279,866    2,409,646
    Chase Corp............................................  76,372    1,437,321
   *Clearwater Paper Corp................................. 166,184    7,529,797
  #*Contango ORE, Inc.....................................   1,592       12,736
   *Continental Materials Corp............................  14,518      250,581
   *Core Molding Technologies, Inc........................  52,504      370,153
    Deltic Timber Corp....................................  74,652    5,416,749
    Detrex Corp...........................................  10,200      188,190
   *Ferro Corp............................................ 130,918      667,682
    Flamemaster Corp......................................     189        1,701
  #*Flotek Industries, Inc................................ 354,525    4,771,906
    Friedman Industries, Inc..............................  61,530      674,984
    FutureFuel Corp.......................................  91,232    1,163,208
  #*General Moly, Inc..................................... 402,200    1,484,118
  #*Globe Specialty Metals, Inc........................... 105,129    1,593,756
  #*Golden Minerals Co....................................  64,771      224,755
   *Hawkins, Inc.......................................... 101,706    3,968,568
   *Haynes International, Inc.............................  82,308    4,207,585
   *Headwaters, Inc....................................... 270,940    2,535,998
   *Horsehead Holding Corp................................ 213,767    2,129,119
   *Innophos Holdings, Inc................................ 139,622    7,060,685
   *Innospec, Inc......................................... 166,617    6,706,334
    Kaiser Aluminum Corp.................................. 119,079    7,401,951
    KapStone Paper & Packaging Corp....................... 326,388    7,833,312
    KMG Chemicals, Inc....................................  59,564    1,164,476
    Koppers Holdings, Inc................................. 137,207    5,565,116
   *Kraton Performance Polymers, Inc...................... 146,403    3,843,079
   *Landec Corp........................................... 250,897    2,960,585
   *LSB Industries, Inc................................... 160,297    6,636,296
   *Material Sciences Corp................................ 138,299    1,366,394
    Materion Corp......................................... 122,437    3,293,555
   *McEwen Mining, Inc.................................... 264,097      826,624
   *Mercer International, Inc............................. 221,951    1,551,437
    Metals USA Holdings Corp.............................. 183,774    3,304,257
    Minerals Technologies, Inc............................   2,000       82,740
  #*Mines Management, Inc.................................  33,421       38,434
   *Mod-Pac Corp..........................................  26,617      186,718
    Myers Industries, Inc................................. 287,886    4,254,955

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
    Neenah Paper, Inc...................................   105,178 $  3,254,207
    Noranda Aluminum Holding Corp.......................   135,864      800,239
   *Northern Technologies International Corp............    38,414      514,363
    Olympic Steel, Inc..................................    78,258    1,644,201
   *OM Group, Inc.......................................   120,666    3,332,795
   *Omnova Solutions, Inc...............................   253,280    2,071,830
    P.H. Glatfelter Co..................................   389,968    7,245,605
   *Penford Corp........................................   111,720      916,104
  #*PolyOne Corp........................................   141,063    3,080,816
   *Quaker Chemical Corp................................    93,484    5,344,480
   *Revett Minerals, Inc................................     2,968        6,797
   *RTI International Metals, Inc.......................   217,934    6,189,326
    Schnitzer Steel Industries, Inc. Class A............    47,869    1,392,031
   *Schweitzer-Mauduit International, Inc...............    26,714    1,088,328
   *Senomyx, Inc........................................   250,578      443,523
   *Solitario Exploration & Royalty Corp................     2,939        5,114
   *Spartech Corp.......................................   277,943    2,648,797
   *Stepan Co...........................................   165,990    9,736,973
    Synalloy Corp.......................................    57,753      820,670
  #*Texas Industries, Inc...............................   132,723    7,543,975
    Tredegar Corp.......................................   328,579    7,494,887
   *UFP Technologies, Inc...............................    11,800      223,256
   *United States Lime & Minerals, Inc..................    61,645    2,838,752
   *Universal Stainless & Alloy Products, Inc...........    54,274    1,939,210
   *Verso Paper Corp....................................     6,475        6,475
    Vulcan International Corp...........................     8,251      240,104
    Wausau Paper Corp...................................   492,621    4,763,645
   *Webco Industries, Inc...............................     3,750      462,375
    Zep, Inc............................................   128,062    1,869,705
  #*Zoltek Cos., Inc....................................   261,796    2,133,637
                                                                   ------------
Total Materials.........................................            254,192,108
                                                                   ------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.......................     4,700           --
  o*Big 4 Ranch, Inc....................................    35,000           --
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares........    37,150           --
  o*Concord Camera Corp. Escrow Shares..................    49,560           --
  o*Cubist Pharmaceuticals, Inc. Escrow Shares..........   294,513           --
  o*DLB Oil & Gas, Inc. Escrow Shares...................     7,600           --
  o*Entorian Technologies, Inc. Escrow Shares...........    37,101           --
  o*EquiMed, Inc........................................       132           --
  o*First Bank of Delaware Escrow Shares................    50,014       56,516
  o*Gerber Scientific, Inc. Escrow Shares...............   214,642           --
  o*iGo, Inc. Escrow Shares.............................    11,200           --
  o*Petrocorp, Inc. Escrow Shares.......................    37,100        2,226
  o*Voyager Learning Co. Escrow Shares..................    27,100           --
                                                                   ------------
Total Other.............................................                 58,742
                                                                   ------------
Telecommunication Services -- (1.0%)
    Atlantic Tele-Network, Inc..........................    88,062    3,811,323
   *Boingo Wireless, Inc................................    23,503      181,913
   *Cbeyond, Inc........................................   163,307    1,437,102
  #*Cincinnati Bell, Inc................................ 1,275,877    6,060,416
   *Consolidated Communications Holdings, Inc...........   258,275    4,444,913
   *General Communications, Inc. Class A................   457,477    3,893,129
   *Hawaiian Telcom Holdco, Inc.........................     6,004      120,200
    HickoryTech Corp....................................   135,774    1,314,292
   *ICTC Group, Inc.....................................         8          188
    IDT Corp. Class B...................................   185,558    1,896,403
   *Iridium Communications, Inc.........................   284,786    1,993,502
  #*Leap Wireless International, Inc....................   104,000      601,120

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Telecommunication Services -- (Continued)
   *LICT Corp........................................          1 $        1,521
    Lumos Networks Corp..............................    113,553      1,102,600
    Neutral Tandem, Inc..............................    177,219        490,897
    NTELOS Holdings Corp.............................      7,830        101,242
   *ORBCOMM, Inc.....................................    221,792        935,962
   *Premiere Global Services, Inc....................    619,614      5,805,783
    Primus Telecommunications Group, Inc.............     92,381        986,629
    Shenandoah Telecommunications Co.................     89,828      1,316,878
    USA Mobility, Inc................................    126,925      1,467,253
   *Vonage Holdings Corp.............................    733,996      1,915,730
    Warwick Valley Telephone Co......................     53,810        630,653
                                                                 --------------
Total Telecommunication Services.....................                40,509,649
                                                                 --------------
Utilities -- (1.8%)
    American States Water Co.........................    154,411      7,805,476
    Artesian Resources Corp. Class A.................     21,573        488,628
  #*Cadiz, Inc.......................................     10,788         74,977
    California Water Service Group...................    296,322      5,778,279
    CH Energy Group, Inc.............................    129,612      8,424,780
    Chesapeake Utilities Corp........................     81,052      3,846,728
    Connecticut Water Services, Inc..................     85,638      2,538,310
    Consolidated Water Co., Ltd......................     18,123        162,020
    Delta Natural Gas Co., Inc.......................     40,000        788,000
  #*Dynegy, Inc......................................      1,413         28,260
    Empire District Electric Co. (The)...............    301,638      6,397,742
    Gas Natural, Inc.................................     21,793        215,097
    Genie Energy, Ltd. Class B.......................    200,893      1,434,376
    Laclede Group, Inc. (The)........................    157,589      6,290,953
    MGE Energy, Inc..................................    194,367     10,182,887
    Middlesex Water Co...............................    114,113      2,203,522
   #Ormat Technologies, Inc..........................     45,134        959,549
    Otter Tail Corp..................................    247,034      6,640,274
    RGC Resources, Inc...............................      9,396        172,605
    SJW Corp.........................................    176,460      4,785,595
  #*Synthesis Energy Systems, Inc....................     17,851         19,815
    Unitil Corp......................................     90,469      2,422,760
    York Water Co....................................     67,582      1,277,299
                                                                 --------------
Total Utilities......................................                72,937,932
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,745,136,037
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Allos Therapeutics, Inc. Contingent Value Rights.    651,602          6,516
  o*Capital Bank Corp. Contingent Value Rights.......     12,543             --
  o*Capital Bank Financial Corp. Contingent Value
   Rights............................................     45,616         10,036
   *Dynegy, Inc. Warrants 10/02/17...................     43,547         50,949
  o*Emergent Biosolutions, Inc. Contingent Value
   Rights............................................     10,785             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17.....     48,814         41,492
 o#*PhotoMedex, Inc. Contingent Value Warrants.......        957             --
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17....     15,030             --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17....     15,030             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                   108,993
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares........................... 13,408,945     13,408,945
                                                                 --------------

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@DFA Short Term Investment Fund..................  18,124,764 $  209,703,516
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $1,540,629
     FNMA, rates ranging from 2.100%(r) to
     6.163%(r), maturities ranging from 01/01/23 to
     10/01/42, valued at $1,544,462) to be
     repurchased at $1,495,761...................... $     1,496      1,495,753
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                211,199,269
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%).......................
  (Cost $3,200,989,694)^^...........................             $3,969,853,244
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                INVESTMENT IN SECURITIES (MARKET VALUE)
                                                           --------------------------------------------------
                                                              LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                                           -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary................................. $  672,801,542 $     47,742   --    $  672,849,284
   Consumer Staples.......................................    157,457,410           --   --       157,457,410
   Energy.................................................    185,132,442       68,982   --       185,201,424
   Financials.............................................    656,894,900       17,890   --       656,912,790
   Health Care............................................    393,553,316    3,785,364   --       397,338,680
   Industrials............................................    656,433,417      273,204   --       656,706,621
   Information Technology.................................    650,853,698      117,699   --       650,971,397
   Materials..............................................    254,192,108           --   --       254,192,108
   Other..................................................             --       58,742   --            58,742
   Telecommunication Services.............................     40,509,649           --   --        40,509,649
   Utilities..............................................     72,937,932           --   --        72,937,932
Rights/Warrants...........................................         92,441       16,552   --           108,993
Temporary Cash Investments................................     13,408,945           --   --        13,408,945
Securities Lending Collateral.............................             --  211,199,269   --       211,199,269
                                                           -------------- ------------   --    --------------
TOTAL..................................................... $3,754,267,800 $215,585,444   --    $3,969,853,244
                                                           ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (96.2%)
Real Estate Investment Trusts -- (96.2%)
    Acadia Realty Trust.................................   417,692 $ 10,918,468
    Agree Realty Corp...................................    94,107    2,668,875
    Alexander's, Inc....................................    48,381   16,104,100
    Alexandria Real Estate Equities, Inc................   556,919   40,376,627
    American Campus Communities, Inc....................   761,182   35,448,246
    American Tower Corp.................................   520,737   39,654,123
    Apartment Investment & Management Co. Class A....... 1,278,919   34,888,910
    Ashford Hospitality Trust...........................   577,001    6,687,442
    Associated Estates Realty Corp......................   445,377    7,192,839
    AvalonBay Communities, Inc..........................   943,057  122,399,368
   #BioMed Realty Trust, Inc............................ 1,357,391   27,622,907
    Boston Properties, Inc.............................. 1,357,784  142,947,500
    Brandywine Realty Trust............................. 1,291,008   16,434,532
   #BRE Properties, Inc.................................   678,584   34,526,354
    Camden Property Trust...............................   750,562   52,081,497
    Campus Crest Communities, Inc.......................   117,366    1,417,781
    CapLease, Inc.......................................   334,721    1,938,035
    CBL & Associates Properties, Inc.................... 1,414,994   30,408,221
    Cedar Realty Trust, Inc.............................   532,793    2,935,689
   *Chatham Lodging Trust...............................     2,865       45,124
   *Chesapeake Lodging Trust............................     4,618       98,594
   #Colonial Properties Trust...........................   734,613   16,095,371
    CommonWealth REIT...................................   749,447   12,320,909
   #Corporate Office Properties Trust...................   682,571   18,060,829
    Cousins Properties, Inc.............................   820,938    7,306,348
    CubeSmart........................................... 1,072,022   16,348,335
   #DCT Industrial Trust, Inc........................... 2,423,028   17,106,578
   #DDR Corp............................................ 2,172,219   36,037,113
   #DiamondRock Hospitality Co.......................... 1,743,148   15,897,510
   #Digital Realty Trust, Inc........................... 1,103,531   74,940,790
   #Douglas Emmett, Inc................................. 1,203,446   28,064,361
    Duke Realty Corp.................................... 2,513,966   38,740,216
   #DuPont Fabros Technology, Inc.......................   585,461   13,840,298
    EastGroup Properties, Inc...........................   273,587   15,331,815
    Education Realty Trust, Inc.........................   788,517    8,476,558
    EPR Properties......................................   419,853   19,674,312
    Equity Lifestyle Properties, Inc....................   349,383   25,015,823
   #Equity One, Inc.....................................   647,089   14,630,682
    Equity Residential.................................. 2,755,679  152,637,060
   #Essex Property Trust, Inc...........................   321,429   49,429,352
    Excel Trust, Inc....................................   146,800    1,846,744
    Extra Space Storage, Inc............................   900,879   35,891,019
   #Federal Realty Investment Trust.....................   574,549   60,816,012
   *FelCor Lodging Trust, Inc........................... 1,031,264    5,548,200
  #*First Industrial Realty Trust, Inc..................   785,421   12,307,547
    First Potomac Realty Trust..........................   455,728    6,243,474
    Franklin Street Properties Corp.....................   560,644    7,288,372
    General Growth Properties, Inc...................... 3,750,025   73,200,488
    Getty Realty Corp...................................   165,566    3,125,886
   #Gladstone Commercial Corp...........................    32,974      610,349
    Glimcher Realty Trust............................... 1,194,126   13,278,681
   #Government Properties Income Trust..................   384,458    9,553,781
    HCP, Inc............................................ 3,763,730  174,599,435
    Health Care REIT, Inc............................... 2,194,995  137,933,486
    Healthcare Realty Trust, Inc........................   763,302   19,448,935
    Hersha Hospitality Trust............................ 1,497,657    7,907,629
   #Highwoods Properties, Inc...........................   692,090   24,915,240
   *HMG Courtland Properties, Inc.......................     2,500       13,462

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Real Estate Investment Trusts -- (Continued)
    Home Properties, Inc................................   448,421 $ 27,564,439
    Hospitality Properties Trust........................ 1,122,145   28,300,497
    Host Hotels & Resorts, Inc.......................... 6,508,869  109,283,910
   *Hudson Pacific Properties, Inc......................     4,328       92,749
    Inland Real Estate Corp.............................   767,992    6,973,367
    Investors Real Estate Trust.........................   274,970    2,573,719
   #Kilroy Realty Corp..................................   653,591   32,614,191
    Kimco Realty Corp................................... 3,670,042   76,226,772
    Kite Realty Group Trust.............................   577,835    3,495,902
   #LaSalle Hotel Properties............................   806,605   22,020,316
   #Lexington Realty Trust.............................. 1,388,804   15,276,844
    Liberty Property Trust.............................. 1,063,576   41,660,272
    LTC Properties, Inc.................................   205,735    7,661,571
   #Macerich Co. (The).................................. 1,195,358   71,386,780
   #Mack-Cali Realty Corp...............................   787,496   21,396,266
   #Medical Properties Trust, Inc....................... 1,206,712   16,230,276
    MHI Hospitality Corp................................    78,466      260,507
    Mid-America Apartment Communities, Inc..............   359,284   23,486,395
  o*Mission West Properties Escrow Shares...............   183,606           --
    Monmouth Real Estate Investment Corp. Class A.......   288,403    3,132,057
   *MPG Office Trust, Inc...............................   455,283    1,370,402
    National Health Investors, Inc......................   100,168    6,375,693
   #National Retail Properties, Inc.....................   962,824   30,829,624
    Omega Healthcare Investors, Inc.....................   980,471   25,060,839
    One Liberty Properties, Inc.........................   102,755    2,268,830
    Parkway Properties, Inc.............................   235,505    3,730,399
   *Pebblebrook Hotel Trust.............................     7,400      184,334
    Pennsylvania REIT...................................   477,349    8,802,316
   #Piedmont Office Realty Trust, Inc. Class A.......... 1,479,924   28,606,931
    Post Properties, Inc................................   479,162   23,244,149
    Prologis, Inc....................................... 4,032,920  160,913,508
    PS Business Parks, Inc..............................   185,063   13,206,096
    Public Storage...................................... 1,315,495  202,494,145
    Ramco-Gershenson Properties Trust...................   405,479    6,130,842
   #Realty Income Corp.................................. 1,167,664   51,003,564
   #Regency Centers Corp................................   797,585   39,743,661
   #Retail Opportunity Investments Corp.................   293,474    3,829,836
    RLJ Lodging Trust...................................    59,910    1,252,718
   *Roberts Realty Investors, Inc.......................    47,739       63,493
   #Rouse Properties, Inc...............................   149,138    2,723,260
    Ryman Hospitality Properties........................   370,809   14,821,236
    Sabra Health Care REIT, Inc.........................   329,025    8,255,237
    Saul Centers, Inc...................................   141,146    6,033,991
    Senior Housing Properties Trust..................... 1,510,902   36,397,629
    Simon Property Group, Inc........................... 2,709,909  434,073,224
    SL Green Realty Corp................................   813,310   65,373,858
    Sovran Self Storage, Inc............................   266,250   17,370,150
   *Strategic Hotels & Resorts, Inc..................... 1,470,964   10,752,747
   #Sun Communities, Inc................................   233,068   10,010,271
   *Sunstone Hotel Investors, Inc....................... 1,222,153   14,140,310
   *Supertel Hospitality, Inc...........................   175,177      210,212
    Tanger Factory Outlet Centers, Inc..................   821,673   29,103,658
    Taubman Centers, Inc................................   554,932   45,226,958
    UDR, Inc............................................ 2,196,832   52,482,316
    UMH Properties, Inc.................................   107,203    1,109,551
    Universal Health Realty Income Trust................   108,470    5,979,951
   #Urstadt Biddle Properties, Inc......................    76,760    1,420,060
    Urstadt Biddle Properties, Inc. Class A.............   179,764    3,638,423
    Ventas, Inc......................................... 2,520,962  167,114,571
    Vornado Realty Trust................................ 1,507,790  127,347,943
   #Washington REIT.....................................   593,922   16,914,899

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                       SHARES        VALUE+
                                                     ----------- --------------
Real Estate Investment Trusts -- (Continued)
   #Weingarten Realty Investors.....................   1,047,119 $   30,198,912
   #Whitestone REIT.................................      24,336        345,571
    Winthrop Realty Trust...........................     259,795      3,104,550
                                                                 --------------
TOTAL COMMON STOCKS.................................              4,024,175,930
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares...........................  32,100,903     32,100,903
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@DFA Short Term Investment Fund..................  10,905,342    126,174,811
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $926,969
     FNMA, rates ranging from 2.100%(r) to
     6.163%(r), maturities ranging from 01/01/23 to
     10/01/42, valued at $929,275) to be
     repurchased at $899,973........................ $       900        899,968
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                127,074,779
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,908,912,898)^^                                        $4,183,351,612
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
   Real Estate Investment Trusts. $4,024,175,930           --   --    $4,024,175,930
Temporary Cash Investments.......     32,100,903           --   --        32,100,903
Securities Lending Collateral....             -- $127,074,779   --       127,074,779
                                  -------------- ------------   --    --------------
TOTAL............................ $4,056,276,833 $127,074,779   --    $4,183,351,612
                                  ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- -----------
COMMON STOCKS -- (89.8%)
AUSTRALIA -- (7.1%)
   *Adelaide Brighton, Ltd................................  88,722 $   313,674
   *AGL Energy, Ltd.......................................  69,081   1,110,816
   #ALS, Ltd..............................................  51,801     609,003
  #*Alumina, Ltd.......................................... 539,758     623,523
   *Amcor, Ltd............................................ 208,368   1,825,305
    Amcor, Ltd. Sponsored ADR.............................   1,068      37,359
  #*AMP, Ltd.............................................. 544,901   3,024,817
    Ansell, Ltd...........................................  28,605     511,914
    APA Group, Ltd........................................ 126,646     762,064
  #*Aquarius Platinum, Ltd................................  71,827      70,720
  #*Aquila Resources, Ltd.................................  15,814      51,602
   *Aristocrat Leisure, Ltd...............................  19,469      75,306
   *Asciano Group, Ltd.................................... 196,305     990,244
   *ASX, Ltd..............................................  35,067   1,281,071
    Atlas Iron, Ltd....................................... 180,615     279,957
   *Aurizon Holdings, Ltd................................. 251,168   1,040,799
    Australia & New Zealand Banking Group, Ltd............ 497,453  13,816,118
    Australian Infrastructure Fund........................  15,128      48,942
   #Bank of Queensland, Ltd...............................  57,905     497,432
   *Beach Energy, Ltd..................................... 143,697     214,069
   *Bendigo & Adelaide Bank, Ltd.......................... 107,082   1,030,078
    BHP Billiton, Ltd..................................... 358,448  14,098,436
   *BHP Billiton, Ltd. Sponsored ADR......................  96,545   7,600,022
   *BlueScope Steel, Ltd..................................  96,477     341,028
   *Boart Longyear, Ltd...................................  68,717     147,575
   *Boral, Ltd............................................ 184,857     947,752
   *Brambles, Ltd......................................... 246,462   2,081,737
   *Caltex Australia, Ltd.................................  34,651     703,103
  #*carsales.com, Ltd.....................................  29,538     273,441
    Challenger, Ltd.......................................  79,173     318,071
   *Coca-Cola Amatil, Ltd.................................  97,644   1,409,234
   *Cochlear, Ltd.........................................  10,399     875,199
  #*Commonwealth Bank of Australia NL..................... 276,197  18,580,939
   *Computershare, Ltd....................................  80,494     880,294
    Crown, Ltd............................................  72,744     878,945
  #*CSL, Ltd..............................................  87,219   4,992,675
  #*David Jones, Ltd......................................  24,134      63,065
   *Downer EDI, Ltd.......................................  10,530      49,366
   #DUET Group............................................ 221,254     507,533
    Echo Entertainment Group, Ltd......................... 175,552     657,605
  #*Fairfax Media, Ltd.................................... 420,361     237,233
  #*Flight Centre, Ltd....................................   9,382     297,467
  #*Fortescue Metals Group, Ltd........................... 254,806   1,249,843
    GrainCorp, Ltd. Class A...............................  49,956     629,277
  #*Harvey Norman Holdings, Ltd........................... 127,841     261,788
  #*Iluka Resources, Ltd..................................  64,726     656,091
    Incitec Pivot, Ltd.................................... 330,152   1,113,332
   *Insurance Australia Group, Ltd........................ 394,169   2,062,369
   *James Hardie Industries P.L.C.........................  62,750     666,714
    James Hardie Industries P.L.C. Sponsored ADR..........     500      26,620
  #*JB Hi-Fi, Ltd.........................................   7,970      82,424
   *Leighton Holdings, Ltd................................  22,500     486,430
   *Lend Lease Group NL................................... 117,700   1,272,298
    Macquarie Group, Ltd..................................  70,020   2,816,166
  #*Mesoblast, Ltd........................................  16,312     101,895
   #Metcash, Ltd.......................................... 140,282     557,405
  #*Mineral Resources, Ltd................................  17,001     183,105
    Mirvac Group.......................................... 228,204     378,757

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
  #*Monadelphous Group, Ltd...............................  12,224 $    339,795
   #National Australia Bank, Ltd.......................... 435,246   12,437,017
   *New Hope Corp., Ltd...................................  25,495      113,079
   #Newcrest Mining, Ltd.................................. 139,799    3,424,232
   *Oil Search, Ltd....................................... 184,347    1,407,740
   *Orica, Ltd............................................  58,639    1,568,046
   *Origin Energy, Ltd.................................... 214,493    2,817,829
   *OZ Minerals, Ltd......................................  90,750      658,124
   *PanAust, Ltd..........................................  76,201      235,277
  #*Platinum Asset Mangement, Ltd.........................  18,543       93,537
   #Primary Health Care, Ltd..............................  97,353      457,466
   *Qantas Airways, Ltd................................... 257,003      410,825
  #*QBE Insurance Group, Ltd.............................. 209,355    2,607,374
    Ramsay Health Care, Ltd...............................  24,094      742,214
   *REA Group, Ltd........................................  12,767      274,086
    Reece Australia, Ltd..................................   7,983      182,946
   *Regis Resources, Ltd..................................  86,824      472,062
  #*Rio Tinto, Ltd........................................  78,745    5,468,943
   *Santos, Ltd........................................... 184,649    2,306,654
  #*Seek, Ltd.............................................  41,014      359,144
  #*Seven Group Holdings, Ltd.............................  18,118      182,067
   *Seven West Media, Ltd.................................  79,205      173,631
   *Shopping Centres Australasia Property Group...........  42,424       72,111
  #*Sims Metal Management, Ltd............................  40,715      399,100
   *Sonic Healthcare, Ltd.................................  65,650      935,506
    SP Ausnet, Ltd........................................ 226,926      272,414
   *Spark Infrastructure Group, Ltd....................... 197,592      361,764
   *Suncorp Group, Ltd.................................... 251,879    2,791,582
   *Super Retail Group, Ltd...............................  23,773      264,367
    Sydney Airport, Ltd...................................  61,718      204,415
   #TABCorp. Holdings, Ltd................................ 137,645      438,076
    Tatts Group, Ltd...................................... 342,847    1,163,645
   *Telstra Corp., Ltd.................................... 746,158    3,581,549
   *Toll Holdings, Ltd.................................... 145,053      799,593
    Transurban Group, Ltd................................. 179,475    1,142,277
    Treasury Wine Estates, Ltd............................ 149,076      739,866
  #*UGL, Ltd..............................................  27,924      323,974
    Washington H. Soul Pattinson & Co., Ltd...............  14,171      202,543
  #*Wesfarmers, Ltd....................................... 189,991    7,455,852
    Westpac Banking Corp.................................. 464,845   13,598,907
   #Westpac Banking Corp. Sponsored ADR...................  18,710    2,747,376
    Whitehaven Coal, Ltd..................................  44,805      153,716
   *Woodside Petroleum, Ltd............................... 110,022    4,075,468
  #*Woolworths, Ltd....................................... 212,120    6,910,357
   *WorleyParsons, Ltd....................................  29,571      779,735
   *Yancoal Australia, Ltd................................   5,995        5,610
                                                                   ------------
TOTAL AUSTRALIA...........................................          182,851,938
                                                                   ------------
AUSTRIA -- (0.2%)
   *Andritz AG............................................  14,171      932,288
   *Erste Group Bank AG...................................  44,101    1,483,944
    EVN AG................................................     626       10,059
   *Immofinanz AG......................................... 141,745      620,963
   *OMV AG................................................  31,320    1,290,248
  #*Raiffeisen Bank International AG......................   8,039      361,042
   #Strabag SE............................................   3,236       87,890
   *Telekom Austria AG....................................  49,241      365,039
    Telekom Austria AG ADR................................   2,400       35,529
   #Verbund AG............................................  10,202      217,397
   *Vienna Insurance Group AG Wiener Versicherung Gruppe..   6,221      328,681

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
AUSTRIA -- (Continued)
   *Voestalpine AG........................................  18,545 $   679,950
                                                                   -----------
TOTAL AUSTRIA.............................................           6,413,030
                                                                   -----------
BELGIUM -- (0.9%)
   *Ackermans & van Haaren NV.............................     220      20,417
   *Ageas NV..............................................  56,835   1,877,250
    Anheuser-Busch InBev NV............................... 106,855   9,401,963
    Anheuser-Busch InBev NV Sponsored ADR.................  29,297   2,595,714
    Belgacom SA...........................................  26,773     816,769
   *Colruyt SA............................................  14,244     690,839
    Delhaize Group SA.....................................  13,452     638,226
   *Delhaize Group SA Sponsored ADR.......................  10,806     511,664
   *KBC Groep NV..........................................  41,781   1,644,762
    Mobistar SA...........................................   3,728     102,312
  #*Solvay SA.............................................  12,051   1,893,368
    Telenet Group Holding NV..............................   8,126     383,047
    UCB SA................................................  21,501   1,241,064
   *Umicore SA............................................  25,016   1,301,553
   *Umicore Strip VVPR....................................     275          --
                                                                   -----------
TOTAL BELGIUM.............................................          23,118,948
                                                                   -----------
CANADA -- (9.3%)
    Agnico-Eagle Mines, Ltd...............................  28,532   1,305,309
    Agrium, Inc...........................................  26,700   3,028,980
    Aimia, Inc............................................  36,747     590,590
   *Alamos Gold, Inc......................................  18,300     281,270
   *Alimentation Couche-Taro, Inc. Class B................  19,700     961,101
   #AltaGas, Ltd..........................................  16,500     584,134
   #ARC Resources, Ltd....................................  51,428   1,210,162
   #Astral Media, Inc. Class A............................   6,100     286,713
    Atco, Ltd. Class I....................................   4,600     386,024
  #*AuRico Gold, Inc......................................  69,300     487,059
    Bank of Montreal...................................... 121,090   7,647,342
    Bank of Nova Scotia (064149107).......................  13,885     817,410
    Bank of Nova Scotia (2076281)......................... 199,837  11,750,993
    Barrick Gold Corp..................................... 182,576   5,813,729
   #Baytex Energy Corp....................................  18,811     864,921
   #BCE, Inc..............................................  43,873   1,949,080
   #Bell Aliant, Inc......................................  14,509     377,781
    Bombardier, Inc. Class A..............................  15,935      63,906
   *Bombardier, Inc. Class B.............................. 252,900     991,417
   #Bonavista Energy Corp.................................  39,166     529,334
   #Brookfield Asset Management, Inc. Class A.............  83,739   3,090,468
   #Brookfield Office Properties, Inc.....................  38,737     638,108
    CAE, Inc..............................................  46,736     504,659
    Cameco Corp...........................................  74,660   1,609,374
    Canadian Imperial Bank of Commerce (136069101)........     120      10,003
   #Canadian Imperial Bank of Commerce (2170525)..........  68,338   5,700,543
   *Canadian National Railway Co. (136375102).............   1,105     105,704
   #Canadian National Railway Co. (2180632)...............  72,280   6,937,402
    Canadian Natural Resources, Ltd. (136385101)..........   7,006     211,721
    Canadian Natural Resources, Ltd. (2171573)............ 201,409   6,082,253
  #*Canadian Oil Sands, Ltd...............................  79,447   1,671,940
    Canadian Pacific Railway, Ltd.........................  31,800   3,671,315
  #*Canadian Tire Corp. Class A...........................  17,459   1,215,163
    Canadian Utilities, Ltd. Class A......................   8,600     657,459
   #Canadian Western Bank.................................  19,814     612,657
   *Canfor Corp...........................................  17,600     324,331
    Capital Power Corp....................................   5,746     133,655
   *Catamaran Corp........................................  23,600   1,224,484
   *Catamaran Corp........................................   6,761     350,828

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
CANADA -- (Continued)
   *Celtic Exploration, Ltd................................  13,700 $  364,958
   *Cenovus Energy, Inc. (15135U109).......................     793     26,359
   #Cenovus Energy, Inc. (B57FG04)......................... 123,862  4,111,761
    Centerra Gold, Inc.....................................  25,000    227,090
   *CGI Group, Inc.........................................   8,615    231,140
  #*CGI Group, Inc. Class A................................  37,600  1,008,799
   #CI Financial Corp......................................  23,805    637,728
    Cineplex, Inc..........................................   1,100     35,292
    Cogeco Cable, Inc......................................   1,300     55,668
   *Constellation Software, Inc............................   2,400    300,758
    Corus Entertainment, Inc. Class B......................   5,746    143,679
   #Crescent Point Energy Corp.............................  64,947  2,512,187
  #*Dollarama, Inc.........................................  10,900    663,136
    Eldorado Gold Corp. (2307873).......................... 124,500  1,391,794
   *Eldorado Gold Corp. (284902103)........................     774      8,669
    Emera, Inc.............................................   4,347    154,895
   *Empire Co., Ltd. Class A...............................   7,970    480,885
   #Enbridge, Inc.......................................... 108,460  4,768,369
   #Encana Corp............................................ 129,379  2,500,930
   #Enerplus Corp..........................................  38,849    521,544
    Ensign Energy Services, Inc............................  34,131    583,108
   *Fairfax Financial Holdings, Ltd........................   4,156  1,491,726
   *Finning International, Inc.............................  29,200    747,712
    First Capital Realty, Inc..............................  13,814    261,765
   *First Majestic Silver Corp.............................  14,200    259,398
  #*First Quantum Minerals, Ltd............................  89,700  1,808,569
   #Fortis, Inc............................................  31,807  1,104,667
   #Franco-Nevada Corp.....................................  13,725    733,587
    Genworth MI Canada, Inc................................   9,000    217,556
    George Weston, Ltd.....................................   9,467    682,072
   #Gibson Energy, Inc.....................................  16,600    418,079
    Gildan Activewear, Inc.................................  24,300    894,378
   #Goldcorp, Inc. (2676302)............................... 145,746  5,133,404
    Goldcorp, Inc. (380956409).............................   5,503    194,201
    Great-West Lifeco, Inc.................................  54,000  1,402,246
   #Husky Energy, Inc......................................  61,200  1,908,282
    IAMGOLD Corp...........................................  78,400    643,770
    IGM Financial, Inc.....................................  17,400    758,873
    Imperial Oil, Ltd. (2454241)...........................  48,227  2,117,849
   *Imperial Oil, Ltd. (453038408).........................   4,705    206,785
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  23,100    807,134
    Inmet Mining Corp......................................  10,500    757,971
    Intact Financial Corp..................................  23,500  1,547,032
    Jean Coutu Group PJC, Inc. Class A (The)...............  16,500    251,123
  #*Katanga Mining, Ltd....................................   8,600      6,381
   #Keyera Corp............................................  13,100    681,662
   *Kinross Gold Corp. (496902404).........................  11,740     96,620
    Kinross Gold Corp. (B03Z841)........................... 213,279  1,749,170
   #Loblaw Cos., Ltd.......................................  22,160    890,044
   *Lundin Mining Corp..................................... 110,040    565,977
   *MacDonald Dettweiler & Associates, Ltd.................   1,400     88,037
    Magna International, Inc. (2554475)....................  42,260  2,208,757
    Magna International, Inc. (559222401)..................   4,207    219,816
    Manitoba Telecom Services, Inc.........................  11,100    369,369
   #Manulife Financial Corp................................ 336,771  4,862,144
   *MEG Energy Corp........................................  20,105    687,166
   #Methanex Corp..........................................  18,580    668,202
  #*Metro, Inc.............................................  19,001  1,179,609
    Mullen Group, Ltd......................................  10,500    241,814
    National Bank of Canada................................  29,571  2,351,686
   *New Gold, Inc..........................................  82,300    799,566

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
CANADA -- (Continued)
    Nexen, Inc............................................ 103,427 $  2,766,626
   *Niko Resources, Ltd...................................   8,000       83,497
   *Onex Corp.............................................  17,694      770,986
   *Open Text Corp........................................   9,100      530,818
  #*Osisko Mining Corp....................................  78,002      540,399
   #Pacific Rubiales Energy Corp..........................  56,219    1,311,626
   #Pan American Silver Corp..............................  33,400      583,345
  #*Paramount Resources, Ltd. Class A.....................   8,900      289,112
    Pembina Pipeline Corp. (706327103)....................   7,310      212,575
   #Pembina Pipeline Corp. (B4PT2P8)......................  45,132    1,309,530
   #Pengrowth Energy Corp................................. 113,396      517,297
   #Penn West Petroleum, Ltd..............................  95,909      970,244
   *PetroBakken Energy, Ltd...............................  20,800      183,517
   #Petrominerales, Ltd...................................   2,609       23,228
   #Peyto Exploration & Development Corp..................  24,300      560,844
    Potash Corp. of Saskatchewan, Inc. (2696980).......... 136,400    5,794,333
   *Potash Corp. of Saskatchewan, Inc. (73755L107)........   5,005      212,712
    Precision Drilling Corp...............................  51,894      475,548
   #Progressive Waste Solutions, Ltd......................  20,742      460,841
    Quebecor, Inc. Class B................................   5,900      248,683
  #*Research In Motion, Ltd. (2117265)....................  88,001    1,139,937
   *Research In Motion, Ltd. (760975102)..................  14,390      186,782
   #Ritchie Brothers Auctioneers, Inc.....................  18,000      392,701
   #Rogers Communications, Inc. Class B...................  69,000    3,206,487
   #Royal Bank of Canada.................................. 243,989   15,196,107
   *Saputo, Inc...........................................  23,000    1,143,774
   #SEMAFO, Inc...........................................  48,000      134,269
   #Shaw Communictions, Inc. Class B......................  57,734    1,351,024
    ShawCor, Ltd. Class A.................................   9,400      377,923
   #Shoppers Drug Mart Corp...............................  38,100    1,581,452
    Silver Wheaton Corp. (828336107)......................   3,376      117,654
    Silver Wheaton Corp. (B058ZX6)........................  54,277    1,888,866
  #*SNC-Lavalin Group, Inc................................  24,400    1,089,854
   #Sun Life Financial, Inc............................... 106,470    3,106,354
    Suncor Energy, Inc. (867224107)....................... 279,079    9,485,440
    Suncor Energy, Inc. (867224107).......................  10,397      353,706
    Talisman Energy, Inc. (2068299)....................... 186,400    2,328,598
    Talisman Energy, Inc. (87425E103).....................  17,534      219,526
   #Teck Resources, Ltd. Class B.......................... 106,334    3,875,317
    Telus Corp. Non-Voting................................  26,490    1,782,644
   #Thomson Reuters Corp..................................  70,050    2,145,606
    Tim Hortons, Inc......................................  25,200    1,263,537
   #Toronto-Dominion Bank (The) (2897222)................. 160,784   13,426,609
   *Toronto-Dominion Bank (The) (891160509)...............   5,104      426,388
   *Tourmaline Oil Corp...................................  19,746      670,144
   #TransAlta Corp........................................  48,700      783,184
   #TransCanada Corp...................................... 121,388    5,745,666
   #Trican Well Service, Ltd..............................  21,500      294,240
   #Trilogy Energy Corp...................................  10,639      302,295
   *Turquoise Hill Resources, Ltd. (900435108)............  15,681      121,528
  #*Turquoise Hill Resources, Ltd. (B7WJ1F5)..............  46,919      361,277
  #*Uranium One, Inc...................................... 111,500      304,071
  #*Valeant Pharmaceuticals International, Inc............  47,572    3,154,614
   #Veresen, Inc..........................................  37,288      480,026
   #Vermilion Energy, Inc.................................  13,578      696,461
    West Fraser Timber Co., Ltd...........................  13,100    1,051,651
  #*Westport Innovations, Inc.............................   4,650      127,276
    Westshore Terminals Investment Corp...................   6,600      189,120
   #Yamana Gold, Inc...................................... 135,044    2,206,955
                                                                   ------------
TOTAL CANADA..............................................          237,977,094
                                                                   ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
DENMARK -- (1.1%)
    A.P. Moeller-Maersk A.S. Series A.....................     106 $   801,542
    A.P. Moeller-Maersk A.S. Series B.....................     248   1,978,355
    Carlsberg A.S. Series B...............................  20,780   2,222,808
    Chr. Hansen Holding A.S...............................  13,834     489,329
    Coloplast A.S. Series B...............................  17,700     933,781
   *Danske Bank A.S....................................... 129,099   2,473,824
   *DSV A.S...............................................  37,155     952,545
   *FLSmidth & Co. A.S....................................  11,676     723,441
   *GN Store Nord A.S.....................................  39,910     649,376
   *H. Lundbeck A.S.......................................  13,909     219,977
   *Jyske Bank A.S........................................   1,122      36,479
    Novo-Nordisk A.S. Series B............................  42,024   7,736,286
    Novo-Nordisk A.S. Sponsored ADR.......................  26,531   4,890,990
  #*Novozymes A.S. Series B...............................  43,813   1,435,817
   *Pandora A.S...........................................   8,092     199,957
   *Rockwool International A.S. Series B..................   1,012     121,273
   *TDC A.S...............................................  80,812     619,361
   *Topdanmark A.S........................................   2,151     471,746
   *Tryg A.S..............................................   4,170     327,699
  #*Vestas Wind Systems A.S...............................  34,835     211,210
   *William Demant Holding A.S............................   4,502     394,550
                                                                   -----------
TOTAL DENMARK.............................................          27,890,346
                                                                   -----------
FINLAND -- (0.7%)
   *Elisa Oyj.............................................  27,937     664,308
   *Fortum Oyj............................................  79,221   1,482,339
   *Kesko Oyj Series B....................................  16,039     524,843
  #*Kone Oyj Series B.....................................  25,477   2,101,715
    Metso Oyj.............................................  22,848   1,021,652
  #*Neste Oil Oyj.........................................  25,438     405,988
   #Nokia Oyj............................................. 473,826   1,859,757
   #Nokia Oyj Sponsored ADR............................... 217,800     853,776
   *Nokian Renkaat Oyj....................................  19,459     836,709
    Orion Oyj Series A....................................   1,664      45,981
   *Orion Oyj Series B....................................  11,844     330,550
   *Pohjola Bank P.L.C. Series A..........................  30,352     519,219
   *Sampo Oyj Series A....................................  81,440   2,923,548
   *Stora Enso Oyj Series R............................... 122,844     876,094
    Stora Enso Oyj Sponsored ADR..........................  12,000      84,840
   *UPM-Kymmene Oyj....................................... 104,359   1,275,997
    UPM-Kymmene Oyj Sponsored ADR.........................  13,000     158,470
   *Wartsila OYJ Abp......................................  28,873   1,372,146
                                                                   -----------
TOTAL FINLAND.............................................          17,337,932
                                                                   -----------
FRANCE -- (7.7%)
   *Accor SA..............................................  28,309   1,105,034
   *Aeroports de Paris SA.................................   5,523     455,233
   *Air Liquide SA........................................  54,781   6,993,981
  #*Alcatel-Lucent SA..................................... 416,741     696,393
  #*Alcatel-Lucent SA Sponsored ADR....................... 128,100     212,646
   *Alstom SA.............................................  38,664   1,713,819
   *Arkema SA.............................................  11,985   1,358,849
   *AtoS SA...............................................  12,610     921,697
   *AXA SA................................................ 269,786   4,995,043
    AXA SA Sponsored ADR..................................  77,200   1,424,340
   *bioMerieux SA.........................................   1,600     152,773
   *BNP Paribas SA........................................ 193,117  12,116,926
    Bollore SA............................................   1,184     426,968
    Bouygues SA...........................................  37,004   1,049,942
   *Bureau Veritas SA.....................................   8,846   1,058,790
   *Cap Gemini SA.........................................  35,266   1,699,480

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
   *Carrefour SA........................................... 103,795 $ 2,959,188
   *Casino Guichard Perrachon SA...........................  11,560   1,132,056
   *Christian Dior SA......................................  10,099   1,763,538
   *Cie de Saint-Gobain SA.................................  80,675   3,319,683
   *Cie Generale de Geophysique - Veritas SA...............  20,201     585,213
    Cie Generale de Geophysique - Veritas SA Sponsored
      ADR..................................................  16,707     485,004
   *Cie Generale des Etablissements Michelin SA Series B...  36,748   3,417,673
   *Cie Generale D'Optique Essilor Intenational SA.........  34,094   3,475,173
    Ciments Francais SA....................................   1,006      61,048
   *CNP Assurances SA......................................  37,143     614,053
   *Credit Agricole SA..................................... 196,386   1,941,230
   *Danone SA..............................................  91,529   6,340,513
    Danone SA Sponsored ADR................................  13,800     193,200
   *Dassault Systemes SA...................................   9,376   1,042,534
   *Edenred SA.............................................  23,910     766,190
   *Eiffage SA.............................................   7,936     356,163
    Electricite de France SA...............................  42,395     813,875
   *Eramet SA..............................................   1,441     204,441
  #*Euler Hermes SA........................................   2,795     249,306
   *European Aeronautic Defence & Space Co. SA.............  73,521   3,446,733
  #*Eutelsat Communications SA.............................  19,401     666,445
   *Faurecia SA............................................   7,078     124,726
   *France Telecom SA...................................... 289,590   3,288,797
    France Telecom SA Sponsored ADR........................  46,387     528,812
  #*GDF Suez SA............................................ 235,581   4,832,615
  #*Gemalto NV.............................................  15,169   1,350,216
   *Groupe Eurotunnel SA................................... 106,001     901,358
   #Hermes International SA................................   4,797   1,558,793
   *Iliad SA...............................................   4,039     748,265
   *Imerys SA..............................................   6,518     431,022
   *Ipsen SA...............................................   2,070      72,825
   *JCDecaux SA............................................  11,726     327,519
    Lafarge SA.............................................  41,357   2,525,713
    Lafarge SA Sponsored ADR...............................   1,800      27,414
   *Lagardere SCA..........................................  29,051   1,050,074
   *Legrand SA.............................................  39,073   1,772,619
   *L'Oreal SA.............................................  43,259   6,423,639
   *LVMH Moet Hennessy Louis Vuitton SA....................  43,926   8,270,213
   *M6 Metropole Television SA.............................   7,985     133,636
   *Natixis SA............................................. 172,057     681,757
  #*Neopost SA.............................................   3,126     178,430
   *Pernod-Ricard SA.......................................  38,260   4,789,105
  #*Peugeot SA.............................................  27,150     211,605
   *PPR SA.................................................  14,032   3,017,783
   *Publicis Groupe SA.....................................  28,793   1,884,143
    Publicis Groupe SA ADR.................................   6,800     111,792
    Remy Cointreau SA......................................   5,414     690,708
    Renault SA.............................................  43,005   2,592,082
   *Rexel SA...............................................  25,264     537,221
   *SA des Ciments Vicat...................................   1,981     126,290
   *Safran SA..............................................  40,863   1,876,729
    Sanofi SA.............................................. 152,542  14,870,642
    Sanofi SA ADR.......................................... 108,133   5,263,914
   *Schneider Electric SA..................................  91,449   6,957,189
   *SCOR SE................................................  41,542   1,196,017
   *SEB SA.................................................   3,563     284,844
   *SES SA.................................................  49,630   1,518,876
   *Societe BIC SA.........................................   4,356     586,124
   *Societe Generale SA.................................... 137,080   6,189,929
   *Sodexo SA..............................................  15,034   1,340,141
    STMicroelectronics NV.................................. 160,669   1,388,950

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
   *Suez Environnement SA.................................  36,564 $    483,515
   *Technip SA............................................  14,626    1,583,681
    Technip SA ADR........................................  14,400      390,240
    Thales SA.............................................  17,227      620,394
    Total SA.............................................. 230,362   12,483,769
    Total SA Sponsored ADR................................ 154,239    8,373,635
   *Valeo SA..............................................  16,826      906,690
   *Vallourec SA..........................................  20,861    1,131,923
   #Veolia Environnement SA...............................  30,580      391,527
   *Veolia Environnement SA ADR...........................  17,086      216,992
   *Vinci SA..............................................  81,396    4,143,326
   *Vivendi SA............................................ 241,457    5,170,902
   *Zodiac Aerospace SA...................................   5,909      646,917
                                                                   ------------
TOTAL FRANCE..............................................          197,421,211
                                                                   ------------
GERMANY -- (6.8%)
   *Adidas-Salomon AG.....................................  38,294    3,556,253
   *Allianz SE............................................  63,338    9,062,797
    Allianz SE Sponsored ADR.............................. 250,286    3,576,587
  #*Axel Springer AG......................................   8,985      419,767
   *BASF SE............................................... 150,690   15,261,879
    BASF SE Sponsored ADR.................................   8,200      830,250
   *Bayer AG.............................................. 110,568   10,911,083
   #Bayer AG Sponsored ADR................................  34,500    3,410,670
   *Bayerische Motoren Werke AG...........................  61,378    6,181,859
    Beiersdorf AG.........................................  18,004    1,580,080
   *Bilfinger SE..........................................   8,723      881,694
   *Brenntag AG...........................................   8,555    1,217,994
   *Celesio AG............................................  17,682      321,170
   *Commerzbank AG........................................ 800,074    1,751,817
   *Continental AG........................................  19,288    2,263,638
    Daimler AG............................................ 168,780    9,823,298
    Deutsche Bank AG (5750355)............................  39,758    2,056,247
  #*Deutsche Bank AG (D18190898).......................... 135,792    7,015,015
   *Deutsche Boerse AG....................................  30,357    1,998,914
    Deutsche Lufthansa AG.................................  48,197      957,359
    Deutsche Post AG...................................... 166,068    3,899,565
   *Deutsche Telekom AG................................... 433,460    5,325,105
    Deutsche Telekom AG Sponsored ADR.....................  95,900    1,175,734
   *E.ON SE............................................... 280,753    4,881,772
    E.ON SE Sponsored ADR.................................  53,950      938,730
    Fielmann AG...........................................   1,995      203,684
   *Fraport AG............................................   6,778      410,821
   *Fresenius Medical Care AG & Co. KGaA..................  28,422    2,003,423
    Fresenius Medical Care AG & Co. KGaA ADR..............  14,200      499,840
    Fresenius SE..........................................  24,505    2,980,357
    Fuchs Petrolub AG.....................................   2,783      196,719
   *GEA Group AG..........................................  30,907    1,119,858
   *Hannover Rueckversicherung AG.........................  12,408    1,001,702
  #*Heidelberger Zement AG................................  31,631    1,993,946
   *Henkel AG & Co. KGaA..................................  23,001    1,706,186
   *Hochtief AG...........................................   7,242      472,582
   *Hugo Boss AG..........................................   2,985      350,750
   *Infineon Technologies AG.............................. 209,154    1,886,451
   *K+S AG................................................  26,075    1,175,435
   *Kabel Deutschland Holding AG..........................  13,237    1,072,574
   *Lanxess AG............................................  17,822    1,505,412
   *Linde AG..............................................  34,378    6,266,144
   *MAN SE................................................   7,204      868,224
    Merck KGaA............................................  12,594    1,750,963
   *Metro AG..............................................  28,534      881,210

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED



                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
   *MTU Aero Engines Holding AG.........................     7,641 $    728,625
   *Munchener Rueckversicherungs-Gesellschaft AG........    34,412    6,319,916
   *Puma SE.............................................       790      249,713
   *QIAGEN NV...........................................    43,656      916,451
   *Rational AG.........................................        10        3,029
    Rhoen-Klinikum AG...................................    14,963      313,891
  #*RWE AG..............................................    89,895    3,380,187
   *Salzgitter AG.......................................     8,602      400,983
   *SAP AG..............................................   110,484    9,060,433
  #*SAP AG Sponsored ADR................................    50,619    4,151,770
  #*SGL Carbon SE.......................................     8,456      361,254
   *Siemens AG..........................................    65,530    7,179,651
   #Siemens AG Sponsored ADR............................    67,650    7,409,028
   *Sky Deutschland AG..................................    54,293      330,152
   *Software AG.........................................    13,612      524,096
   *Suedzucker AG.......................................    17,838      763,020
   *Symrise AG..........................................    17,091      604,147
   *ThyssenKrupp AG.....................................    77,834    1,889,352
   *United Internet AG..................................    17,308      402,406
    Volkswagen AG.......................................     5,556    1,283,464
  #*Wacker Chemie AG....................................     2,920      207,719
                                                                   ------------
TOTAL GERMANY...........................................            174,124,845
                                                                   ------------
GREECE -- (0.0%)
    Coca-Cola Hellenic Bottling Co. S.A.................    27,952      726,114
    Hellenic Petroleum S.A..............................    15,660      175,600
   *National Bank of Greece S.A.........................   110,958      175,263
    OPAP S.A............................................    31,172      269,875
                                                                   ------------
TOTAL GREECE............................................              1,346,852
                                                                   ------------
HONG KONG -- (2.6%)
  #*AAC Technologies Holdings, Inc......................   118,000      458,077
   *AIA Group, Ltd...................................... 1,800,400    7,162,204
   *ASM Pacific Technology, Ltd.........................    46,600      587,961
  #*Bank of East Asia, Ltd..............................   287,545    1,176,283
   *BOC Hong Kong Holdings, Ltd.........................   597,000    2,048,517
   *Brightoil Petroleum Holdings, Ltd...................   333,000       64,856
   *Cafe de Coral Holdings, Ltd.........................    20,000       61,145
   *Cathay Pacific Airways, Ltd.........................   241,000      465,928
   *Cheung Kong Holdings, Ltd...........................   254,600    4,172,337
   *Cheung Kong Infrastructure Holdings, Ltd............   116,000      732,166
   *Chow Sang Sang Holdings International, Ltd..........    56,000      148,278
    CLP Holdings, Ltd...................................   275,900    2,339,092
   *Dah Sing Financial Holdings, Ltd....................    17,200       90,600
   #Esprit Holdings, Ltd................................   486,920      678,573
   *First Pacific Co., Ltd..............................   526,400      677,985
  #*Foxconn International Holdings, Ltd.................   318,000      130,574
   *Galaxy Entertainment Group, Ltd.....................   319,000    1,437,474
   *Genting Hong Kong, Ltd..............................    83,000       35,986
   *Giordano International, Ltd.........................   292,000      296,600
   *G-Resources Group, Ltd.............................. 1,113,000       61,691
   *Hang Lung Group, Ltd................................   163,000      988,105
   *Hang Lung Properties, Ltd...........................   408,000    1,540,695
  #*Hang Seng Bank, Ltd.................................   134,500    2,202,473
    Henderson Land Development Co., Ltd.................   213,832    1,536,773
   *Hong Kong & China Gas Co., Ltd......................   902,258    2,562,719
   *Hong Kong & Shanghai Hotels, Ltd....................   103,525      178,966
   *Hong Kong Exchanges & Clearing, Ltd.................   185,200    3,518,144
   *Hopewell Holdings, Ltd..............................   133,000      547,805
   *Hutchison Telecommunications Hong Kong Holdings,
     Ltd................................................   306,000      138,911
   *Hutchison Whampoa, Ltd..............................   389,500    4,353,474

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
HONG KONG -- (Continued)
   *Hysan Development Co., Ltd..........................    99,638 $   502,994
    Johnson Electric Holdings, Ltd......................   273,500     193,899
   *Kerry Properties, Ltd...............................   139,393     754,457
    Kingston Financial Group, Ltd.......................   822,000      73,033
   *Li & Fung, Ltd......................................   958,000   1,348,472
   *Lifestyle International Holdings, Ltd...............    80,500     206,522
    L'Occitane International SA.........................    44,000     132,091
   *Luk Fook Holdings International, Ltd................    50,000     174,669
   *Melco International Development, Ltd................    43,000      69,676
   *MGM China Holdings, Ltd.............................   105,600     249,167
   *Mongolian Mining Corp...............................   199,500      98,833
   *MTR Corp............................................   249,040   1,024,802
    New World Development Co., Ltd......................   781,878   1,442,092
    NWS Holdings, Ltd...................................   295,737     528,521
   *Orient Overseas International, Ltd..................    50,000     349,014
   *Pacific Basin Shipping, Ltd.........................   172,000     100,510
   *PCCW, Ltd...........................................   439,265     193,086
   *Power Assets Holdings, Ltd..........................   200,707   1,735,186
   *Samsonite International SA..........................   148,500     322,834
    Sands China, Ltd....................................   385,600   1,945,884
   *Shangri-La Asia, Ltd................................   261,655     619,260
    Sino Land Co., Ltd..................................   591,377   1,105,697
  #*SJM Holdings, Ltd...................................   263,000     723,076
   *SmarTone Telecommunications Holdings, Ltd...........    23,000      40,982
   *Stella International Holdings, Ltd..................    44,500     128,001
    Sun Hung Kai Properties, Ltd........................   287,744   4,723,581
   *Swire Properties, Ltd...............................   104,000     380,193
   *Techtronic Industries Co., Ltd......................   214,000     434,386
   *Television Broadcasts, Ltd..........................    52,000     384,187
    Texwinca Holdings, Ltd..............................    30,000      28,300
   *Trinity, Ltd........................................   192,000     118,555
   *United Laboratories International Holdings, Ltd.
     (The)..............................................   115,000      52,647
   #VTech Holdings, Ltd.................................    23,900     275,246
   *Wharf Holdings, Ltd.................................   287,609   2,538,706
   *Wheelock & Co., Ltd.................................   173,000     973,743
   *Wing Hang Bank, Ltd.................................    27,686     288,856
   *Wynn Macau, Ltd.....................................   240,000     673,376
  #*Xinyi Glass Holdings, Ltd...........................   174,000     114,420
   *Yue Yuen Industrial Holdings, Ltd...................   117,000     393,432
                                                                   -----------
TOTAL HONG KONG.........................................            65,836,778
                                                                   -----------
IRELAND -- (0.3%)
   *Bank of Ireland..................................... 1,534,268     296,112
    CRH P.L.C. (0182704)................................    58,058   1,251,172
    CRH P.L.C. (4182249)................................    16,032     345,847
   *CRH P.L.C. Sponsored ADR............................    59,347   1,277,147
   *Dragon Oil P.L.C....................................    43,868     394,706
   *Elan Corp. P.L.C....................................    23,476     247,698
   *Elan Corp. P.L.C. Sponsored ADR.....................    76,068     799,475
    Kerry Group P.L.C. Series A (0490656)...............    18,318     963,075
   *Kerry Group P.L.C. Series A (4519579)...............     9,191     482,134
    Paddy Power P.L.C...................................     5,390     446,724
    Ryanair Holdings P.L.C..............................    33,520     249,854
                                                                   -----------
TOTAL IRELAND...........................................             6,753,944
                                                                   -----------
ISRAEL -- (0.4%)
   *Azrieli Group, Ltd..................................     3,214      84,290
   *Bank Hapoalim B.M...................................   253,068   1,066,922
   *Bank Leumi Le-Israel B.M............................   253,776     847,964
   *Bezeq Israeli Telecommunication Corp., Ltd..........   386,303     452,715
   *Cellcom Israel, Ltd.................................     6,551      48,905

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
    Delek Group, Ltd.....................................     1,289 $   318,410
   *Elbit Systems, Ltd...................................     3,493     134,288
   *Israel Chemicals, Ltd................................    77,657   1,031,414
   *Israel Discount Bank, Ltd. Series A..................   132,967     222,654
   *Mellanox Technologies, Ltd...........................     3,245     164,812
   *Migdal Insurance & Financial Holding, Ltd............    29,968      43,824
   *Mizrahi Tefahot Bank, Ltd............................    22,752     240,913
   *NICE Systems, Ltd. Sponsored ADR.....................    10,826     399,371
   *Partner Communications Co., Ltd......................     8,183      47,139
    Partner Communications Co., Ltd. ADR.................     3,525      20,269
   *Paz Oil Co., Ltd.....................................        85      12,689
    Teva Pharmaceutical Industries, Ltd..................     6,037     229,391
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   120,875   4,592,041
                                                                    -----------
TOTAL ISRAEL.............................................             9,958,011
                                                                    -----------
ITALY -- (1.8%)
   *A2A SpA..............................................   161,586     108,104
   *Assicurazioni Generali SpA...........................   209,521   4,010,955
   #Atlantia SpA.........................................    55,332   1,021,728
   *Autogrill SpA........................................    14,553     178,462
  #*Banca Carige SpA.....................................   113,241     126,840
  #*Banca Monte Dei Paschi di Siena SpA.................. 1,177,714     393,402
   *Banca Popolare dell'Emilia Romagna Scarl.............     5,071      44,797
   *Banco Popolare Scarl.................................   114,684     238,941
    Davide Campari - Milano SpA..........................    51,808     404,435
   *Enel Green Power SpA.................................   323,246     666,517
   *Enel SpA.............................................   947,626   4,131,787
    Eni SpA..............................................   294,689   7,360,563
   *Eni SpA Sponsored ADR................................    69,535   3,471,883
   *Fiat Industrial SpA..................................   127,002   1,634,397
  #*Fiat SpA.............................................   201,480   1,233,232
   *Fiat SpA Sponsored ADR...............................     7,000      42,770
  #*Finmeccanica SpA.....................................    73,984     486,191
   *Intesa Sanpaolo SpA.................................. 1,951,084   3,976,967
    Intesa Sanpaolo SpA Sponsored ADR....................    13,601     165,388
   *Lottomatica Group SpA................................     9,353     231,246
    Luxottica Group SpA..................................    24,486   1,130,059
   *Luxottica Group SpA Sponsored ADR....................       500      23,010
   *Mediaset SpA.........................................   115,612     303,730
    Mediobanca SpA.......................................   101,189     744,786
   #Mediolanum SpA.......................................    29,155     181,959
   *Parmalat SpA.........................................    80,329     201,376
  #*Pirelli & C. SpA.....................................    45,094     553,096
   *Prysmian SpA.........................................    33,580     717,647
   *Saipem SpA...........................................    44,656   1,267,981
   *Salvatore Ferragamo Italia SpA.......................     9,142     233,301
   *Snam SpA.............................................   229,326   1,158,929
   *Telecom Italia SpA...................................   985,410     977,809
    Telecom Italia SpA Sponsored ADR.....................    80,065     791,042
    Tenaris SA ADR.......................................    40,641   1,709,767
    Terna Rete Elettrica Nazionale SpA...................   169,541     713,826
   *Tod's SpA............................................     2,308     315,004
   *UniCredit SpA........................................   780,386   5,037,487
   *Unione di Banche Italiane ScpA.......................   189,326     988,140
                                                                    -----------
TOTAL ITALY..............................................            46,977,554
                                                                    -----------
JAPAN -- (16.2%)
   *77 Bank, Ltd. (The)..................................    81,000     348,447
    ABC-Mart, Inc........................................     4,700     178,821
   *Advantest Corp.......................................     9,840     133,992
   #Advantest Corp. ADR..................................    10,000     135,000

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
   *Aeon Co., Ltd......................................... 127,100 $1,441,617
   #Aeon Mall Co., Ltd....................................   8,680    209,522
   *Air Water, Inc........................................  29,000    370,407
   *Aisin Seiki Co., Ltd..................................  40,800  1,336,466
   *Ajinomoto Co., Inc.................................... 111,000  1,505,586
   *Alfresa Holdings Corp.................................   8,700    381,178
    All Nippon Airways Co., Ltd........................... 172,000    336,783
  #*Alps Electric Co., Ltd................................  34,300    200,112
   *Amada Co., Ltd........................................  82,000    512,462
   *Anritsu Corp..........................................  24,000    308,007
   *Aozora Bank, Ltd......................................  85,000    238,969
    Asahi Glass Co., Ltd.................................. 207,000  1,373,338
    Asahi Group Holdings, Ltd.............................  74,500  1,583,325
   *Asahi Kasei Corp...................................... 258,000  1,489,028
    Asatsu-DK, Inc........................................   2,700     72,667
    Asics Corp............................................  25,400    361,744
   *Astellas Pharma, Inc..................................  75,655  3,851,250
  #*Autobacs Seven Co., Ltd...............................   3,300    134,241
   *Awa Bank, Ltd. (The)..................................  45,000    273,377
   *Azbil Corp............................................  10,400    222,448
  #*Bank of Kyoto, Ltd. (The).............................  76,000    628,856
   *Bank of Yokohama, Ltd. (The).......................... 265,000  1,265,735
   *Benesse Holdings, Inc.................................  11,700    510,060
   #Bridgestone Corp...................................... 117,200  3,073,776
   *Brother Industries, Ltd...............................  47,800    508,245
  #*Calbee, Inc...........................................   2,000    164,623
   *Calsonic Kansei Corp..................................  34,000    141,097
    Canon Marketing Japan, Inc............................  11,100    151,000
    Canon, Inc............................................ 116,800  4,253,299
  #*Canon, Inc. Sponsored ADR.............................  81,604  2,984,258
  #*Casio Computer Co., Ltd...............................  42,900    370,082
   *Central Japan Railway Co., Ltd........................  20,500  1,793,031
   *Century Tokyo Leasing Corp............................  10,000    223,360
   *Chiba Bank, Ltd. (The)................................ 166,000  1,034,391
    Chiyoda Corp..........................................  28,000    350,997
   *Chubu Electric Power Co., Ltd.........................  94,700  1,196,218
   #Chugai Pharmaceutical Co., Ltd........................  41,200    847,529
   *Chugoku Bank, Ltd. (The)..............................  34,000    468,304
   *Chugoku Electric Power Co., Ltd. (The)................  44,100    580,291
   *Citizen Holdings Co., Ltd.............................  64,900    371,746
    Coca-Cola West Co., Ltd...............................  14,900    235,295
   *COMSYS Holdings Corp..................................  24,700    297,887
   *Cosmo Oil Co., Ltd.................................... 128,000    287,761
    Cosmos Pharmaceutical Corp............................   2,100    224,844
    Credit Saison Co., Ltd................................  33,300    704,660
  #*Dai Nippon Printing Co., Ltd.......................... 118,000    953,963
   *Daicel Corp...........................................  65,000    453,892
   *Daido Steel Co., Ltd..................................  66,000    294,641
    Daihatsu Motor Co., Ltd...............................  37,000    769,696
   *Dai-ichi Life Insurance Co., Ltd. (The)...............   1,462  2,095,123
    Daiichi Sankyo Co., Ltd............................... 126,946  2,149,257
   *Daiichikosho Co., Ltd.................................   6,500    158,904
  #*Daikin Industries, Ltd................................  46,600  1,780,544
  #*Dainippon Sumitomo Pharma Co., Ltd....................  29,700    418,693
   *Daito Trust Construction Co., Ltd.....................  12,600  1,241,446
   *Daiwa House Industry Co., Ltd.........................  98,000  1,800,872
   *Daiwa Securities Group, Inc........................... 325,000  1,890,331
  #*DeNa Co., Ltd.........................................  15,000    475,426
   *Denki Kagaku Kogyo K.K................................ 133,000    480,288
   *Denso Corp............................................  82,500  3,090,905
   *Dentsu, Inc...........................................  33,900    947,928

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
   *DIC Corp.............................................. 158,000 $  312,817
  #*Disco Corp............................................   7,200    396,247
    Don Quijote Co., Ltd..................................   8,500    338,426
   *Dowa Holdings Co., Ltd................................  58,200    411,715
   *East Japan Railway Co.................................  50,800  3,429,370
   *Ebara Corp............................................  84,000    328,530
   *Eisai Co., Ltd........................................  47,900  2,094,248
   *Electric Power Development Co., Ltd...................  16,900    388,548
   *Exedy Corp............................................   5,600    122,914
   *Ezaki Glico Co., Ltd..................................  10,000     98,325
   *FamilyMart Co., Ltd...................................  10,800    433,847
   *FANUC Corp............................................  33,700  5,258,904
   *Fast Retailing Co., Ltd...............................   9,500  2,496,387
   *FP Corp...............................................   1,700    109,630
   *Fuji Electric Co., Ltd................................ 123,000    287,222
   *Fuji Heavy Industries, Ltd............................ 117,286  1,586,262
   *Fuji Media Holdings, Inc..............................      76    119,368
   *FUJIFILM Holdings Corp................................  96,900  1,932,149
   *Fujitsu, Ltd.......................................... 385,440  1,560,751
   *Fukuoka Financial Group, Inc.......................... 146,000    614,733
  #*Fukuyama Transporting Co., Ltd........................  29,000    148,267
   *Furukawa Electric Co., Ltd............................ 180,000    364,770
   *Glory, Ltd............................................  14,000    327,894
   *Gree, Inc.............................................  15,400    228,982
  #*GS Yuasa Corp.........................................  47,000    167,343
   *Gunma Bank, Ltd. (The)................................  98,000    473,025
   *H2O Retailing Corp....................................  35,000    287,235
   *Hachijuni Bank, Ltd. (The)............................  83,000    415,544
   *Hakuhodo DY Holdings, Inc.............................   4,720    321,633
    Hamamatsu Photonics K.K...............................  14,700    562,043
   *Hankyu Hanshin Holdings, Inc.......................... 219,000  1,195,047
    Heiwa Corp............................................   6,700    113,368
   *Higo Bank, Ltd. (The).................................   2,000     12,328
    Hikari Tsushin, Inc...................................   3,800    175,844
   *Hino Motors, Ltd......................................  44,000    462,361
   *Hiroshima Bank, Ltd. (The)............................ 107,000    454,895
   *Hisamitsu Pharmaceutical Co., Inc.....................  12,100    648,159
    Hitachi Capital Corp..................................  12,600    251,099
    Hitachi Chemical Co., Ltd.............................  19,900    280,228
   #Hitachi Construction Machinery Co., Ltd...............  23,500    539,662
    Hitachi High-Technologies Corp........................  10,665    211,805
   #Hitachi Metals, Ltd...................................  42,000    361,107
   #Hitachi Transport System, Ltd.........................   8,415    127,434
   *Hitachi, Ltd.......................................... 507,000  3,008,588
    Hitachi, Ltd. ADR.....................................  34,892  2,075,725
   *Hokkaido Electric Power Co., Inc......................  31,500    301,862
   *Hokuhoku Financial Group, Inc......................... 250,000    406,850
   *Hokuriku Electric Power Co., Inc......................  36,100    398,004
    Honda Motor Co., Ltd.................................. 143,200  5,412,844
   *Honda Motor Co., Ltd. Sponsored ADR................... 141,423  5,330,233
    Horiba, Ltd...........................................   3,800    111,605
    Hoshizaki Electric Co., Ltd...........................   6,500    193,276
   *House Foods Corp......................................  16,300    245,923
   *Hoya Corp.............................................  84,500  1,631,572
   *Ibiden Co., Ltd.......................................  34,800    495,994
   *Idemitsu Kosan Co., Ltd...............................   4,700    412,100
   *IHI Corp.............................................. 294,000    762,180
   *Inpex Corp............................................     412  2,385,389
   *Isetan Mitsukoshi Holdings, Ltd.......................  74,080    731,562
   *Isuzu Motors, Ltd..................................... 230,000  1,442,448
  #*Ito En, Ltd...........................................  12,400    240,864

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
   *ITOCHU Corp........................................... 285,200 $3,225,471
   *Itochu Techno-Solutions Corp..........................   4,200    182,271
   *Iyo Bank, Ltd. (The)..................................  52,000    425,240
    Izumi Co., Ltd........................................  10,600    225,906
   *J. Front Retailing Co., Ltd...........................  99,800    547,437
  #*Japan Steel Works, Ltd. (The).........................  76,000    438,492
   *Japan Tobacco, Inc.................................... 155,500  4,851,765
   *JFE Holdings, Inc.....................................  88,200  1,882,669
    JGC Corp..............................................  34,000    963,861
  #*Joyo Bank, Ltd. (The)................................. 129,000    604,796
   *JSR Corp..............................................  31,100    614,933
   *JTEKT Corp............................................  38,960    416,159
   #Jupiter Telecommunications Co., Ltd...................     349    419,743
   *JX Holdings, Inc...................................... 420,770  2,482,468
    Kagome Co., Ltd.......................................  20,700    386,156
   *Kagoshima Bank, Ltd. (The)............................  13,000     83,690
   *Kajima Corp........................................... 159,000    476,612
   *Kakaku.com, Inc.......................................   3,600    134,378
   *Kaken Pharmaceutical Co., Ltd.........................  13,000    213,326
   *Kamigumi Co., Ltd.....................................  53,000    431,715
   *Kaneka Corp...........................................  92,000    492,143
   *Kansai Electric Power Co., Inc........................ 121,800  1,160,460
    Kansai Paint Co., Ltd.................................  47,000    523,401
    Kao Corp..............................................  92,600  2,656,313
   *Kawasaki Heavy Industries, Ltd........................ 297,000    920,129
  #*Kawasaki Kisen Kaisha, Ltd............................ 244,000    463,246
   *KDDI Corp.............................................  41,300  3,072,981
   #Keihan Electric Railway Co., Ltd...................... 100,000    457,907
  #*Keikyu Corp...........................................  83,000    704,022
   *Keio Corp.............................................  83,000    616,042
   *Keisei Electric Railway Co., Ltd......................  39,000    345,787
   *Keiyo Bank, Ltd. (The)................................  21,000     99,625
    Kewpie Corp...........................................  16,300    216,625
  #*Keyence Corp..........................................   7,651  2,122,635
    Kikkoman Corp.........................................  38,000    568,253
   *Kinden Corp...........................................  35,000    232,084
  #*Kintetsu Corp......................................... 199,280    818,785
    Kirin Holdings Co., Ltd............................... 160,000  1,999,321
   *Kobayashi Pharmaceutical Co., Ltd.....................   5,300    258,629
   *Kobe Steel, Ltd....................................... 464,000    573,049
   *Koito Manufacturing Co., Ltd..........................  14,000    233,384
   *Komatsu, Ltd.......................................... 166,600  4,430,893
   *Komeri Co., Ltd.......................................   5,000    133,945
   *Konami Co., Ltd.......................................  10,400    220,708
    Konami Corp. ADR......................................   3,500     73,710
   *Konica Minolta Holdings, Inc.......................... 106,000    846,621
   *Kose Corp.............................................   3,690     77,741
  #*K's Holdings Corp.....................................  10,139    275,671
   *Kubota Corp........................................... 139,000  1,587,662
   *Kubota Corp. Sponsored ADR............................   9,951    568,799
   *Kuraray Co., Ltd......................................  62,800    806,823
   *Kurita Water Industries, Ltd..........................  18,700    367,555
  #*KYB Co., Ltd..........................................  14,000     57,001
   *Kyocera Corp..........................................  15,400  1,394,933
    Kyocera Corp. Sponsored ADR...........................  10,829    952,952
   *KYORIN Holdings, Inc..................................   5,400    109,953
    Kyowa Hakko Kirin Co., Ltd............................  45,000    425,481
   *Kyushu Electric Power Co., Inc........................  57,400    552,479
   *Lawson, Inc...........................................  10,600    768,145
   *Lintec Corp...........................................   7,200    133,145
   #Lion Corp.............................................  34,000    162,877

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   *LIXIL Group Corp......................................    50,140 $1,165,172
   #M3, Inc...............................................       138    225,251
   *Maeda Road Construction Co., Ltd......................     9,000    134,130
  #*Makita Corp...........................................    16,500    803,574
   #Makita Corp. Sponsored ADR............................     1,630     79,055
   *Marubeni Corp.........................................   312,000  2,291,744
   *Marui Group Co., Ltd..................................    53,900    438,168
  #*Matsui Securities Co., Ltd............................     9,700     89,414
   *Mazda Motor Corp......................................   476,000  1,287,637
    McDonald's Holdings Co. Japan, Ltd....................    12,400    318,280
   *Medipal Holdings Corp.................................    26,100    330,695
   *MEIJI Holdings Co., Ltd...............................    12,256    541,941
  #*Minebea Co., Ltd......................................    45,000    152,344
   *Miraca Holdings, Inc..................................     9,200    383,576
   *Misumi Group, Inc.....................................    10,000    262,741
    Mitsubishi Chemical Holdings Corp.....................   292,490  1,354,353
   *Mitsubishi Corp.......................................   271,600  5,729,997
   *Mitsubishi Electric Corp..............................   329,000  2,726,709
   *Mitsubishi Estate Co., Ltd............................   222,000  5,376,824
   *Mitsubishi Gas Chemical Co., Inc......................    72,000    481,924
   *Mitsubishi Heavy Industries, Ltd......................   540,000  2,887,553
  #*Mitsubishi Logistics Corp.............................    25,000    374,960
   *Mitsubishi Materials Corp.............................   203,000    649,990
   *Mitsubishi Motors Corp................................   542,000    563,545
   #Mitsubishi Shokuhin Co., Ltd..........................     1,100     31,759
    Mitsubishi Tanabe Pharma Corp.........................    40,400    541,589
   *Mitsubishi UFJ Financial Group, Inc...................   980,572  5,576,653
    Mitsubishi UFJ Financial Group, Inc. ADR.............. 1,455,897  8,240,377
   *Mitsui & Co., Ltd.....................................   267,200  4,038,390
    Mitsui & Co., Ltd. Sponsored ADR......................     2,745    829,127
   *Mitsui Chemicals, Inc.................................   185,000    438,734
   *Mitsui Fudosan Co., Ltd...............................   143,000  3,268,852
   *Mitsui Mining & Smelting Co., Ltd.....................   148,000    376,660
   *Mitsui O.S.K. Lines, Ltd..............................   235,000    775,388
   *Mizuho Financial Group, Inc........................... 3,687,105  7,359,386
    Mizuho Financial Group, Inc. ADR......................   312,894  1,245,318
    Mochida Pharmaceutical Co., Ltd.......................     8,000    102,631
   *MS&AD Insurance Group Holdings, Inc...................    94,495  1,979,259
   *Murata Manufacturing Co., Ltd.........................    34,300  2,115,137
   *Nabtesco Corp.........................................    15,000    313,156
   *Nagase & Co., Ltd.....................................    27,100    295,815
   *Nagoya Railroad Co., Ltd..............................   156,000    424,467
   *Namco Bandai Holdings, Inc............................    28,900    412,232
   *Nankai Electric Railway Co., Ltd......................    66,000    288,691
   *Nanto Bank, Ltd. (The)................................    41,000    178,248
   *NEC Corp..............................................   505,546  1,233,405
   *Net One Systems Co., Ltd..............................     8,800     84,496
   *NGK Insulators, Ltd...................................    39,000    453,612
   *NGK Spark Plug Co., Ltd...............................    28,000    356,163
   *NHK Spring Co., Ltd...................................    23,000    201,896
   *Nichirei Corp.........................................    34,000    168,920
   #Nidec Corp............................................    12,500    714,515
   *Nidec Corp. ADR.......................................    26,554    379,191
   *Nifco, Inc............................................     2,700     56,076
    Nihon Kohden Corp.....................................     2,600     82,758
   *Nikon Corp............................................    55,600  1,589,770
   *Nintendo Co., Ltd.....................................    17,600  1,714,730
   *Nippo Corp............................................     4,000     53,644
   *Nippon Electric Glass Co., Ltd........................    71,500    344,586
   *Nippon Express Co., Ltd...............................   174,000    718,182
    Nippon Kayaku Co., Ltd................................    33,000    372,764

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   *Nippon Meat Packers, Inc..............................    32,000 $  433,066
   *Nippon Paint Co., Ltd.................................    39,000    350,486
  #*Nippon Paper Group, Inc...............................    23,100    327,336
   *Nippon Shokubai Co., Ltd..............................    42,000    405,125
   *Nippon Steel & Sumitomo Metal Corp.................... 1,378,420  3,815,446
    Nippon Telegraph & Telephone Corp.....................    51,800  2,169,459
   *Nippon Telegraph & Telephone Corp. ADR................    20,771    437,437
   *Nippon Television Network Corp........................    13,100    186,468
  #*Nippon Yusen K.K......................................   313,000    750,060
   *Nipro Corp............................................    10,000     73,677
   *Nishi-Nippon Bank, Ltd................................   132,000    342,114
   *Nishi-Nippon Railroad Co., Ltd........................    41,000    165,790
   *Nissan Chemical Industries, Ltd.......................    15,000    181,450
   *Nissan Motor Co., Ltd.................................   437,100  4,475,273
   *Nissan Shatai Co., Ltd................................    17,000    211,709
   *Nisshin Seifun Group, Inc.............................    40,000    486,756
   *Nisshin Steel Holdings Co., Ltd.......................    11,700     87,546
   *Nisshinbo Holdings, Inc...............................    29,000    220,176
   *Nissin Foods Holdings Co., Ltd........................    10,000    379,549
   *Nitori Holdings Co., Ltd..............................     5,350    408,373
    Nitto Denko Corp......................................    27,100  1,532,664
   *NKSJ Holdings, Inc....................................    71,850  1,510,628
   *NOK Corp..............................................    17,880    267,343
   *Nomura Holdings, Inc..................................   362,500  2,075,052
   #Nomura Holdings, Inc. ADR.............................   348,997  1,989,283
   *Nomura Real Estate Holdings, Inc......................    16,900    308,394
   *Nomura Research Institute, Ltd........................    17,200    395,187
   *NSK, Ltd..............................................    89,000    630,745
  #*NTN Corp..............................................    93,000    267,842
   *NTT Data Corp.........................................       278    848,688
   *NTT DOCOMO, Inc.......................................     2,285  3,464,238
    NTT DOCOMO, Inc. Sponsored ADR........................    51,866    786,807
   *Obayashi Corp.........................................   121,000    620,425
   *Obic Co., Ltd.........................................     1,430    305,895
  #*Odakyu Electric Railway Co., Ltd......................    84,000    841,483
  #*Oji Holdings Corp.....................................   168,000    543,275
   *Olympus Corp..........................................    31,200    692,791
  #*Omron Corp............................................    34,900    831,812
   *Onward Holdings Co., Ltd..............................    18,000    136,029
   *Oracle Corp. Japan....................................     7,100    295,587
   *Oriental Land Co., Ltd................................     8,500  1,130,142
   *Osaka Gas Co., Ltd....................................   256,000    960,278
   *Osaka Securities Exchange Co., Ltd....................       200     12,030
   *Osaka Titanium Technologies Co., Ltd..................     2,500     55,776
    OSG Corp..............................................     9,900    128,807
    Otsuka Corp...........................................     4,600    376,568
   *Pacific Metals Co., Ltd...............................    19,000     98,972
  #*Panasonic Corp........................................   309,688  2,038,525
   #Panasonic Corp. Sponsored ADR.........................   108,991    720,430
  #*Park24 Co., Ltd.......................................    18,900    341,154
  #*Pioneer Electronic Corp...............................    43,200    107,930
    Pola Orbis Holdings, Inc..............................     5,200    158,289
    Rakuten, Inc..........................................   141,200  1,288,763
  #*Renesas Electronics Corp..............................     9,900     29,803
   *Rengo Co., Ltd........................................    44,000    223,381
   *Resona Holdings, Inc..................................   345,700  1,539,523
  #*Ricoh Co., Ltd........................................   135,000  1,502,909
  #*Rinnai Corp...........................................     5,500    388,872
   *Rohm Co., Ltd.........................................    17,900    595,101
   *Rohto Pharmaceutical Co., Ltd.........................    11,000    137,707
   *Ryohin Keikaku Co., Ltd...............................     3,400    192,560

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
JAPAN -- (Continued)
    Sankyo Co., Ltd.......................................  10,000 $   398,403
   *Sankyu, Inc...........................................   7,000      27,638
  #*Sanrio Co., Ltd.......................................   5,500     219,373
    Santen Pharmaceutical Co., Ltd........................  10,100     415,951
    Sapporo Holdings, Ltd.................................  31,000     102,922
   #Sawai Pharmaceutical Co., Ltd.........................   2,200     225,691
  #*SBI Holdings, Inc.....................................  52,950     439,669
   *SCSK Corp.............................................   7,500     140,557
   *Secom Co., Ltd........................................  35,800   1,785,687
   *Sega Sammy Holdings, Inc..............................  36,248     640,286
  #*Seiko Epson Corp......................................  26,700     269,554
   *Seino Holdings Co., Ltd...............................  43,000     292,944
   *Sekisui Chemical Co., Ltd.............................  80,000     770,775
   *Sekisui House, Ltd.................................... 119,560   1,315,856
   *Senshu Ikeda Holdings, Inc............................  34,820     194,824
   *Seven & I Holdings Co., Ltd........................... 138,676   4,212,730
  #*Sharp Corp............................................ 204,000     694,542
   *Shiga Bank, Ltd.......................................  47,000     272,653
   *Shikoku Electric Power Co., Inc.......................  24,200     296,876
   *Shimadzu Corp.........................................  55,000     368,171
    Shimamura Co., Ltd....................................   3,600     353,496
    Shimano, Inc..........................................  10,700     730,677
   *Shimizu Corp.......................................... 118,000     382,206
  #*Shin-Etsu Chemical Co., Ltd...........................  70,900   4,336,610
   *Shinsei Bank, Ltd..................................... 299,000     610,845
  #*Shionogi & Co., Ltd...................................  51,800     925,786
   *Shiseido Co., Ltd.....................................  53,500     740,715
   *Shizuoka Bank, Ltd.................................... 112,000   1,056,028
   #Showa Denko K.K....................................... 251,000     383,610
    Showa Shell Sekiyu K.K................................  44,800     259,985
   *SKY Perfect JSAT Holdings, Inc........................     293     137,506
   *SMC Corp..............................................   9,000   1,557,749
   *Softbank Corp......................................... 153,700   5,476,597
   *Sohgo Security Services Co., Ltd......................   1,500      19,871
   *Sojitz Corp........................................... 274,900     412,608
    Sony Corp............................................. 115,800   1,732,113
   #Sony Corp. Sponsored ADR..............................  74,848   1,118,229
   #Sony Financial Holdings, Inc..........................  29,400     496,574
   *Sotetsu Holdings, Inc.................................  73,000     244,085
   *Square Enix Holdings Co., Ltd.........................   9,700     120,530
   *Stanley Electric Co., Ltd.............................  25,000     409,373
  #*Start Today Co., Ltd..................................  10,500     100,911
   #Sugi Holdings Co., Ltd................................   7,100     243,474
   *Sumco Corp............................................  16,700     174,000
   *Sumitomo Bakelite Co., Ltd............................  33,000     131,680
   *Sumitomo Chemical Co., Ltd............................ 275,000     804,520
   *Sumitomo Corp......................................... 221,700   2,867,761
   *Sumitomo Electric Industries, Ltd..................... 139,000   1,564,815
   *Sumitomo Forestry Co., Ltd............................  21,600     211,581
   *Sumitomo Heavy Industries, Ltd........................ 115,000     507,475
   *Sumitomo Metal Mining Co., Ltd........................ 106,000   1,648,597
   *Sumitomo Mitsui Financial Group, Inc.................. 256,440  10,299,629
   *Sumitomo Mitsui Trust Holdings, Inc................... 610,210   2,253,844
   *Sumitomo Osaka Cement Co., Ltd........................  51,000     170,820
  #*Sumitomo Realty & Development Co., Ltd................  59,000   1,798,877
    Sumitomo Rubber Industries, Ltd.......................  27,600     368,319
    Sundrug Co., Ltd......................................   3,600     135,428
   #Suruga Bank, Ltd......................................  35,000     456,295
   *Suzuken Co., Ltd......................................  13,980     427,896
   *Suzuki Motor Corp.....................................  61,200   1,605,873
   *Sysmex Corp...........................................  10,900     520,027

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
JAPAN -- (Continued)
   *T&D Holdings, Inc..................................... 102,400 $ 1,263,469
  #*Taiheiyo Cement Corp.................................. 158,000     430,148
   *Taisei Corp........................................... 183,000     546,093
   *Taiyo Nippon Sanso Corp...............................  50,000     333,901
    Takara Holdings, Inc..................................  23,000     192,519
   *Takashimaya Co., Ltd..................................  64,000     470,965
   *Takata Corp...........................................   6,800     137,133
   *Takeda Pharmaceutical Co., Ltd........................ 132,100   6,788,182
  #*TDK Corp..............................................  24,000     890,067
    TDK Corp. Sponsored ADR...............................   1,900      67,279
  #*Teijin, Ltd........................................... 175,000     401,087
   *Terumo Corp...........................................  26,700   1,167,759
   *THK Co., Ltd..........................................  20,000     347,495
   *Tobu Railway Co., Ltd................................. 131,000     703,473
   *Toho Co., Ltd.........................................  18,200     348,659
  #*Toho Gas Co., Ltd.....................................  63,000     336,786
   *Toho Holdings Co., Ltd................................   7,100     137,120
   *Tohuku Electric Power Co., Inc........................  58,700     477,903
   *Tokai Rika Co., Ltd...................................  15,700     257,158
   *Tokio Marine Holdings, Inc............................ 120,600   3,561,557
    Tokio Marine Holdings, Inc. ADR.......................   4,182     123,787
    Tokyo Broadcasting System, Inc........................  13,600     158,551
   *Tokyo Electric Power Co., Inc......................... 186,900     435,344
   *Tokyo Electron, Ltd...................................  33,700   1,449,157
   *Tokyo Gas Co., Ltd.................................... 338,000   1,593,871
    Tokyo Tatemono Co., Ltd...............................  94,039     440,113
   *Tokyu Corp............................................ 143,000     777,579
   *Tokyu Land Corp.......................................  83,000     591,238
    TonenGeneral Sekiyu K.K...............................  55,000     479,604
   *Toppan Printing Co., Ltd.............................. 113,000     701,367
   *Toray Industries, Inc................................. 256,000   1,477,685
   *Toshiba Corp.......................................... 688,000   3,063,400
   *Toshiba TEC Corp......................................   9,000      51,922
   *Tosoh Corp............................................  94,000     226,124
   *TOTO, Ltd.............................................  46,000     364,083
   *Toyo Seikan Kaisha, Ltd...............................  34,700     442,776
   *Toyo Suisan Kaisha, Ltd...............................  16,000     443,604
   *Toyobo Co., Ltd.......................................  77,000     122,788
   *Toyoda Gosei Co., Ltd.................................  14,300     316,846
  #*Toyota Boshoku Corp...................................   9,300     121,813
    Toyota Motor Corp..................................... 311,500  14,878,626
   *Toyota Motor Corp. Sponsored ADR......................  84,019   8,012,892
   *Toyota Tsusho Corp....................................  34,181     813,006
   *Trend Micro, Inc......................................  16,700     487,546
   *Trend Micro, Inc. Sponsored ADR.......................     777      22,603
   *Tsumura & Co..........................................   9,000     295,641
    Tsuruha Holdings, Inc.................................   2,200     183,952
   *Ube Industries, Ltd................................... 181,000     376,799
   *Unicharm Corp.........................................  18,300     970,607
   *UNY Co., Ltd..........................................  44,100     326,925
   *Ushio, Inc............................................  17,100     184,869
   *USS Co., Ltd..........................................   3,550     398,785
   *Wacoal Corp...........................................  27,000     281,747
   *West Japan Railway Co.................................  22,500     887,250
   *Yahoo Japan Corp......................................   2,581   1,012,118
  #*Yakult Honsha Co., Ltd................................  17,200     724,822
  #*Yamada Denki Co., Ltd.................................  16,600     639,280
   *Yamaguchi Financial Group, Inc........................  48,000     462,456
    Yamaha Corp...........................................  30,200     319,951
    Yamaha Motor Co., Ltd.................................  50,100     637,635
   *Yamato Holdings Co., Ltd..............................  66,900   1,124,408

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
  #*Yamato Kogyo Co., Ltd.................................   7,600 $    217,694
    Yamazaki Baking Co., Ltd..............................  24,000      268,517
   *Yaskawa Electric Corp.................................  34,000      317,585
    Yokogawa Electric Corp................................  27,000      300,629
    Yokohama Rubber Co., Ltd. (The).......................  44,000      339,011
   #Zensho Co., Ltd.......................................   6,000       68,877
   *Zeon Corp.............................................  27,000      234,231
                                                                   ------------
TOTAL JAPAN...............................................          416,390,651
                                                                   ------------
NETHERLANDS -- (2.0%)
   *Aegon NV.............................................. 330,862    2,208,926
   *Akzo Nobel NV.........................................  43,409    2,971,013
    Akzo Nobel NV Sponsored ADR...........................   5,988      135,928
    ArcelorMittal NV...................................... 153,265    2,629,927
   #ArcelorMittal NV ADR..................................   5,700       97,812
   *ASML Holding NV.......................................  55,267    4,145,818
   *DE Master Blenders 1753 NV............................  95,787    1,181,669
   *Delta Lloyd NV........................................  20,197      397,819
   *Fugro NV..............................................  11,112      672,549
   *Heineken NV...........................................  41,178    2,895,669
   *ING Groep NV.......................................... 324,556    3,282,635
   *ING Groep NV Sponsored ADR............................ 345,739    3,485,049
   *Koninklijke Ahold NV.................................. 176,072    2,587,289
    Koninklijke Ahold NV ADR..............................   8,320      121,555
   *Koninklijke Boskalis Westminster NV...................  12,064      552,295
    Koninklijke DSM NV....................................  29,569    1,811,236
   *Koninklijke KPN NV.................................... 163,692      920,229
    Koninklijke Philips Electronics NV.................... 196,700    6,126,387
   *Koninklijke Vopak NV..................................  12,727      868,619
   *Randstad Holdings NV..................................  23,691      982,264
   *Reed Elsevier NV......................................  73,480    1,141,273
   *Reed Elsevier NV ADR..................................  22,835      707,657
   *Royal Imtech NV.......................................  10,738      283,572
   *SBM Offshore NV.......................................  28,410      435,042
    TNT Express NV........................................  56,539      434,204
    Unilever NV........................................... 261,424   10,591,849
   *Wolters Kluwer NV.....................................  52,917    1,071,967
                                                                   ------------
TOTAL NETHERLANDS.........................................           52,740,252
                                                                   ------------
NEW ZEALAND -- (0.1%)
   *Auckland International Airport, Ltd................... 191,277      455,290
   *Chorus, Ltd...........................................  55,215      132,138
   *Contact Energy, Ltd...................................  67,744      296,794
   *Fletcher Building, Ltd................................ 102,428      818,283
    Sky Network Television, Ltd...........................  23,000       99,997
   *SKYCITY Entertainment Group, Ltd......................  28,225       94,051
   *Telecom Corp. of New Zealand, Ltd..................... 276,078      562,214
    TrustPower, Ltd.......................................   9,835       69,227
                                                                   ------------
TOTAL NEW ZEALAND.........................................            2,527,994
                                                                   ------------
NORWAY -- (0.9%)
   *Aker ASA Series A.....................................   4,790      204,262
   *Aker Solutions ASA....................................  24,377      533,132
   *Algeta ASA............................................     364       11,143
  #*Archer, Ltd...........................................  31,266       36,169
   *Cermaq ASA............................................   3,001       51,599
   *Det Norske Oljeselskap ASA............................   9,362      146,853
   *DNB ASA............................................... 198,967    2,787,207
   *DNO International ASA.................................  83,791      142,981
   *Fred Olsen Energy ASA.................................   5,500      262,650

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
NORWAY -- (Continued)
   *Gjensidige Forsikring ASA...........................    34,121 $   536,323
    Golar LNG, Ltd......................................     6,906     279,413
    Kongsberg Gruppen ASA...............................     6,143     148,120
   *Marine Harvest ASA..................................   602,481     603,019
   *Norsk Hydro ASA.....................................   166,285     798,293
    Norsk Hydro ASA Sponsored ADR.......................    11,200      53,760
   *Orkla ASA...........................................   159,257   1,404,732
   *Petroleum Geo-Services ASA..........................    38,970     691,347
    Prosafe ASA.........................................    36,219     344,693
   *Schibsted ASA.......................................    13,493     543,255
   #Seadrill, Ltd.......................................    58,566   2,315,210
    Statoil ASA.........................................   150,671   4,014,251
   *Statoil ASA Sponsored ADR...........................    51,009   1,353,269
    Stolt-Nielsen, Ltd..................................       900      19,205
   *Storebrand ASA......................................    96,342     493,206
   *Subsea 7 SA.........................................    55,126   1,331,662
   *Telenor ASA.........................................   129,747   2,858,393
   *TGS Nopec Geophysical Co. ASA.......................    16,183     603,521
   *Veripos, Inc........................................     5,513      20,282
   *Yara International ASA..............................    33,916   1,808,684
                                                                   -----------
TOTAL NORWAY............................................            24,396,634
                                                                   -----------
PORTUGAL -- (0.2%)
   *Banco Espirito Santo SA.............................   513,592     728,384
    Cimpor Cimentos de Portugal SA......................    28,331     130,747
   *EDP Renovaveis SA...................................    35,708     203,758
   *Energias de Portugal SA.............................   364,329   1,173,135
   *Galp Energia SGPS SA................................    42,884     696,100
    Jeronimo Martins SGPS SA............................    35,510     755,423
   *Portugal Telecom SA.................................   103,660     605,157
   #Portugal Telecom SGPS SA Sponsored ADR..............    20,300     117,131
                                                                   -----------
TOTAL PORTUGAL..........................................             4,409,835
                                                                   -----------
SINGAPORE -- (1.4%)
   *Biosensors International Group, Ltd.................   152,000     166,402
   *CapitaLand, Ltd.....................................   525,750   1,698,138
   *City Developments, Ltd..............................    86,000     811,796
   *ComfortDelGro Corp., Ltd............................   247,000     385,127
  #*Cosco Corp Singapore, Ltd...........................   132,000     101,366
   *DBS Group Holdings, Ltd.............................   334,452   4,042,252
    Fraser & Neave, Ltd.................................   175,292   1,350,340
   #Genting Singapore P.L.C.............................   982,000   1,230,530
    Golden Agri-Resources, Ltd.......................... 1,571,000     807,245
    Great Eastern Holdings, Ltd.........................     5,000      68,584
   *GuocoLand, Ltd......................................    58,000     112,058
   *Hongkong Land Holdings, Ltd.........................   177,000   1,384,931
   *Indofood Agri Resources, Ltd........................    84,000      88,642
   #Jardine Cycle & Carriage, Ltd.......................    17,339     708,891
   *Keppel Corp., Ltd...................................   232,600   2,161,236
   *Keppel Land, Ltd....................................   141,000     485,136
    M1, Ltd.............................................    11,000      24,708
  #*Neptune Orient Lines, Ltd...........................   153,000     158,941
   *Noble Group, Ltd....................................   645,000     636,066
   #Olam International, Ltd.............................   372,054     486,552
   *Oversea-Chinese Banking Corp., Ltd..................   444,380   3,510,604
  #*Overseas Union Enterprise, Ltd......................    44,000     106,039
    SATS, Ltd...........................................   120,736     297,469
   *SembCorp Industries, Ltd............................   162,320     718,972
  #*SembCorp Marine, Ltd................................   165,000     630,483
    SIA Engineering Co., Ltd............................    26,000     103,986
    Singapore Airlines, Ltd.............................   103,400     918,247

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
SINGAPORE -- (Continued)
   *Singapore Exchange, Ltd.............................   153,000 $   962,994
    Singapore Land, Ltd.................................     4,000      24,208
   *Singapore Post, Ltd.................................   115,000     112,453
    Singapore Press Holdings, Ltd.......................   251,000     831,591
  #*Singapore Technologies Engineering, Ltd.............   245,000     776,001
    Singapore Telecommunications, Ltd................... 1,298,650   3,670,310
    SMRT Corp., Ltd.....................................    59,000      77,752
   *StarHub, Ltd........................................   110,000     346,681
   *United Industrial Corp., Ltd........................    96,000     216,414
   *United Overseas Bank, Ltd...........................   214,941   3,273,462
    UOL Group, Ltd......................................    86,000     434,366
   *Venture Corp., Ltd..................................    48,000     329,284
   *Wilmar International, Ltd...........................   328,000   1,011,528
                                                                   -----------
TOTAL SINGAPORE.........................................            35,261,785
                                                                   -----------
SPAIN -- (2.5%)
   #Abertis Infraestructuras SA.........................    59,132   1,012,407
   *Acciona SA..........................................     6,651     535,095
  #*Acerinox SA.........................................    22,488     249,193
  #*ACS, Actividades de Construccion y Servicios, SA....    25,527     612,728
   *Amadeus IT Holding SA...............................    52,835   1,323,980
  #*Banco Bilbao Vizcaya Argentaria SA..................   420,252   4,178,027
  #*Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....   519,258   5,130,269
  #*Banco de Sabadell SA................................   557,937   1,496,906
   *Banco Espanol de Credito SA.........................     9,662      49,709
  #*Banco Popular Espanol SA............................   956,496     864,965
   *Banco Santander SA..................................   957,793   8,017,224
   *Banco Santander SA Issue 13 Shares..................    23,360     195,986
   #Banco Santander SA Sponsored ADR....................   884,386   7,234,277
  #*Bankinter SA........................................    38,692     210,586
  #*CaixaBank SA........................................   174,219     689,653
   *Distribuidora Internacional de Alimentacion SA......    95,502     705,007
   *Ebro Foods SA.......................................    16,941     343,469
    Enagas SA...........................................    33,110     783,387
   *Ferrovial SA........................................    73,461   1,179,650
  #*Fomento de Construcciones y Contratas SA............     7,734     104,697
   *Gas Natural SDG SA..................................    66,529   1,329,062
  #*Grifols SA..........................................    26,263     893,941
   *Grifols SA Series B.................................     1,313      34,792
  #*Iberdrola SA........................................   785,801   4,228,283
  #*Indra Sistemas SA...................................    13,729     179,878
  #*Industria de Diseno Textil SA.......................    37,598   5,254,956
   #Mapfre SA...........................................   159,603     490,981
  #*Mediaset Espana Comunicacion SA.....................    31,341     236,162
   *Obrascon Huarte Lain SA.............................       655      19,903
   *Prosegur Cia de Seguridad SA........................    26,700     167,121
   *Red Electrica Corporacion SA........................    20,682   1,150,926
   *Repsol SA...........................................    69,887   1,558,561
    Repsol SA Sponsored ADR.............................    81,084   1,809,795
  #*Sacyr Vallehermoso SA...............................    31,149      71,566
   *Telefonica SA.......................................   311,140   4,503,097
  #*Telefonica SA Sponsored ADR.........................   404,220   5,804,599
  #*Zardoya Otis SA.....................................    24,195     370,877
                                                                   -----------
TOTAL SPAIN.............................................            63,021,715
                                                                   -----------
SWEDEN -- (2.7%)
   *Alfa Laval AB.......................................    53,510   1,142,792
   *Assa Abloy AB Series B..............................    61,738   2,309,787
   *Atlas Copco AB Series A.............................   119,052   3,391,481
   *Atlas Copco AB Series B.............................    67,672   1,725,792
   *Boliden AB..........................................    69,604   1,286,497

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                         SHARES    VALUE++
                                                         ------- -----------
SWEDEN -- (Continued)
   *Electrolux AB Series B..............................  46,322 $ 1,223,424
   *Elekta AB Series B..................................  68,768   1,019,580
   *Getinge AB Series B.................................  34,491   1,064,348
   *Hennes & Mauritz AB Series B........................ 171,455   6,308,746
   *Hexagon AB Series B.................................  49,033   1,316,849
   *Husqvarna AB Series A...............................  12,600      81,490
   *Husqvarna AB Series B...............................  95,705     618,759
   *Lundin Petroleum AB.................................  36,534     938,466
   *Meda AB Series A....................................  49,832     582,097
   *Millicom International Cellular SA SDR..............  11,079   1,020,741
   *Nordea Bank AB...................................... 513,668   5,665,414
   *Ratos AB Series B...................................  34,998     337,431
   *Sandvik AB.......................................... 181,247   2,907,778
    Scania AB Series B..................................  52,060   1,068,236
   *Securitas AB Series B...............................  62,069     580,010
   *Skandinaviska Enskilda Banken AB Series A........... 294,971   2,954,729
   *Skanska AB Series B.................................  74,934   1,274,424
   *SKF AB Series B.....................................  66,842   1,657,554
  #*SSAB AB Series A....................................  34,790     287,461
   *SSAB AB Series B....................................  10,905      77,937
   *Svenska Cellulosa AB Series A.......................   5,862     142,385
   *Svenska Cellulosa AB Series B....................... 116,858   2,833,125
   *Svenska Handelsbanken AB Series A...................  92,094   3,762,967
  #*Swedbank AB Series A................................ 162,028   3,825,912
    Swedish Match AB....................................  30,700   1,152,187
   *Tele2 AB Series B...................................  54,772     982,388
    Telefonaktiebolaget LM Ericsson AB Series A.........  13,549     153,789
    Telefonaktiebolaget LM Ericsson AB Series B......... 505,323   5,877,544
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR....  51,100     592,760
   *TeliaSonera AB...................................... 407,111   2,936,537
   *Trelleborg AB Series B..............................  33,157     425,478
    Volvo AB Series A...................................  93,241   1,381,108
    Volvo AB Series B................................... 245,826   3,638,330
    Volvo AB Sponsored ADR..............................  14,500     213,585
                                                                 -----------
TOTAL SWEDEN............................................          68,759,918
                                                                 -----------
SWITZERLAND -- (7.1%)
   *ABB, Ltd............................................ 218,660   4,687,356
   *ABB, Ltd. Sponsored ADR............................. 182,000   3,896,620
   *Actelion, Ltd.......................................  19,646     973,180
   *Adecco SA...........................................  23,822   1,366,032
  #*Alpiq Holding AG....................................     365      46,038
   *Aryzta AG...........................................  21,192   1,190,055
   *Baloise Holding AG..................................  10,851     981,958
   *Banque Cantonale Vaudoise AG........................     538     287,578
    Barry Callebaut AG..................................     342     343,859
   #Basler Kantonalbank AG..............................   1,000     108,352
  #*Clariant AG.........................................  50,743     692,542
   *Compagnie Financiere Richemont SA Series A..........  88,607   7,278,491
    Credit Suisse Group AG.............................. 173,516   5,124,416
   *Credit Suisse Group AG Sponsored ADR................  69,578   2,055,334
  #*Dufry AG............................................   4,531     618,130
   *EMS-Chemie Holding AG...............................   1,411     358,258
   *Galenica Holding AG.................................     783     466,657
   *Geberit AG..........................................   5,738   1,342,270
   *Givaudan SA.........................................   1,572   1,745,592
    Holcim, Ltd.........................................  50,411   3,923,954
   *Julius Baer Group, Ltd..............................  49,751   2,032,848
   *Kuehne & Nagel International AG.....................   8,611   1,010,818
    Lindt & Spruengli AG................................      17     691,311
    Lonza Group AG......................................   8,012     471,463

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                         SHARES    VALUE++
                                                         ------- ------------
SWITZERLAND -- (Continued)
    Nestle SA........................................... 551,562 $ 38,729,298
    Novartis AG......................................... 260,874   17,733,292
   #Novartis AG ADR..................................... 152,366   10,333,462
   *Partners Group Holding AG...........................   2,791      655,210
    PSP Swiss Property AG...............................   2,517      241,261
   *Roche Holding AG Bearer.............................   4,082      921,002
   *Roche Holding AG Genusschein........................ 121,005   26,746,838
   *Schindler Holding AG................................   2,881      416,829
   *SGS SA..............................................     882    2,098,224
   *Sika AG.............................................     457    1,150,475
   *Sonova Holding AG...................................   9,165    1,059,935
    Sulzer AG...........................................   5,786      909,903
   *Swatch Group AG.....................................   5,769    3,160,016
   *Swatch Group AG Registered Shares (The).............   7,914      744,069
   *Swiss Life Holding AG...............................   7,178    1,080,022
   *Swiss Re, Ltd.......................................  72,856    5,416,691
   *Swisscom AG.........................................   3,867    1,715,192
   *Syngenta AG.........................................   7,824    3,364,616
   #Syngenta AG ADR.....................................  37,300    3,211,157
    UBS AG.............................................. 640,816   11,129,460
   *UBS AG ADR..........................................  46,355      805,186
   *Zurich Insurance Group AG...........................  31,032    8,923,774
                                                                 ------------
TOTAL SWITZERLAND.......................................          182,239,024
                                                                 ------------
UNITED KINGDOM -- (17.8%)
    Aberdeen Asset Management P.L.C..................... 170,020    1,085,102
   *Admiral Group P.L.C.................................  30,710      596,364
   *Aggreko P.L.C.......................................  42,757    1,081,415
    Amec P.L.C..........................................  58,523    1,002,783
   *Anglo American P.L.C................................ 247,137    7,392,183
   *Antofagasta P.L.C...................................  67,507    1,224,081
    ARM Holdings P.L.C.................................. 157,970    2,163,872
   *ARM Holdings P.L.C. Sponsored ADR...................  23,283      956,000
   *Ashmore Group P.L.C.................................  41,357      234,361
    Associated British Foods P.L.C......................  74,044    2,053,264
    AstraZeneca P.L.C................................... 135,231    6,534,301
  #*AstraZeneca P.L.C. Sponsored ADR....................  80,200    3,864,036
    Aviva P.L.C......................................... 599,363    3,492,094
   *Babcock International Group P.L.C...................  75,422    1,241,921
    BAE Systems P.L.C................................... 603,406    3,247,535
   *Balfour Beatty P.L.C................................  42,765      179,817
    Barclays P.L.C...................................... 747,276    3,587,703
    Barclays P.L.C. Sponsored ADR....................... 365,409    7,001,236
   *BG Group P.L.C...................................... 510,495    9,060,692
   #BG Group P.L.C. Sponsored ADR.......................  62,500    1,111,875
    BHP Billiton P.L.C.................................. 127,971    4,388,348
  #*BHP Billiton P.L.C. ADR............................. 113,263    7,774,372
    BP P.L.C............................................ 462,802    3,427,719
    BP P.L.C. Sponsored ADR............................. 517,641   23,045,377
    British American Tobacco P.L.C...................... 285,586   14,842,296
   *British American Tobacco P.L.C. Sponsored ADR.......  19,052    1,979,503
   *British Sky Broadcasting Group P.L.C................ 169,139    2,187,927
   #British Sky Broadcasting Group P.L.C. Sponsored ADR.     647       33,644
    BT Group P.L.C...................................... 955,399    3,768,786
    BT Group P.L.C. Sponsored ADR.......................  36,202    1,428,531
   *Bunzl P.L.C.........................................  61,814    1,110,707
    Burberry Group P.L.C................................  63,841    1,371,488
   *Cairn Energy P.L.C..................................  99,844      453,763
   *Capita P.L.C........................................  92,418    1,152,266
    Carnival P.L.C......................................  33,012    1,338,141
   #Carnival P.L.C. ADR.................................  10,700      432,066

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
UNITED KINGDOM -- (Continued)
   *Centrica P.L.C......................................   726,786 $ 4,035,777
   *Cobham P.L.C........................................   148,789     499,474
   *Compass Group P.L.C.................................   319,788   3,871,185
   *Croda International P.L.C...........................    24,141     927,689
    Diageo P.L.C........................................   160,103   4,765,949
   *Diageo P.L.C. Sponsored ADR.........................    67,230   8,020,539
   *easyJet P.L.C.......................................    17,075     251,963
   *Essar Energy P.L.C..................................    36,918      76,443
   *Eurasian Natural Resources Corp. P.L.C..............    52,797     275,999
   *Evraz P.L.C.........................................    51,040     231,952
   *Experian P.L.C......................................   163,234   2,792,317
   *Ferrexpo P.L.C......................................     3,692      14,896
   *Fresnillo P.L.C.....................................    28,370     745,777
   *G4S P.L.C...........................................   248,845   1,095,375
   *GKN P.L.C...........................................   284,941   1,087,934
    GlaxoSmithKline P.L.C...............................   528,451  12,087,709
   *GlaxoSmithKline P.L.C. Sponsored ADR................   154,591   7,050,896
   *Hargreaves Lansdown P.L.C...........................    36,360     398,302
    HSBC Holdings P.L.C................................. 1,623,467  18,461,599
  #*HSBC Holdings P.L.C. Sponsored ADR..................   350,503  19,929,601
   *ICAP P.L.C..........................................   101,460     524,687
   *IMI P.L.C...........................................    57,408   1,064,359
   *Imperial Tobacco Group P.L.C........................   132,008   4,908,590
    Imperial Tobacco Group P.L.C. ADR...................    19,700   1,473,560
   *Informa P.L.C.......................................   111,055     843,288
   *Inmarsat P.L.C......................................    25,178     257,412
   *InterContinental Hotels Group P.L.C.................    46,039   1,347,649
   *International Consolidated Airlines Group SA........   229,324     772,116
   *Intertek Group P.L.C................................    28,651   1,412,596
   *Invensys P.L.C......................................    40,766     223,189
    Investec P.L.C......................................   143,706   1,051,739
    ITV P.L.C...........................................   657,491   1,195,034
   *John Wood Group P.L.C...............................    72,050     918,906
   *Johnson Matthey P.L.C...............................    35,253   1,265,154
   *Kazakhmys P.L.C.....................................    39,377     455,773
   *Kingfisher P.L.C....................................   483,986   2,068,241
   *Legal & General Group P.L.C......................... 1,215,668   2,935,722
   *Lloyds Banking Group P.L.C.......................... 5,899,749   4,829,009
   *Lloyds Banking Group P.L.C. Sponsored ADR...........   537,897   1,769,681
    London Stock Exchange Group P.L.C...................    31,436     600,422
  #*Lonmin P.L.C........................................    41,655     232,046
   *Man Group P.L.C.....................................   323,056     452,415
   *Marks & Spencer Group P.L.C.........................   300,215   1,806,121
    Meggitt P.L.C.......................................   154,251   1,063,681
   *Melrose Industries P.L.C............................   202,160     749,885
   *Mondi P.L.C.........................................    85,925   1,018,020
    National Grid P.L.C.................................   288,327   3,157,064
    National Grid P.L.C. Sponsored ADR..................    48,919   2,686,631
   *Next P.L.C..........................................    27,972   1,799,404
   *Old Mutual P.L.C.................................... 1,003,152   2,978,062
    Pearson P.L.C.......................................   111,757   2,114,878
   *Pearson P.L.C. Sponsored ADR........................    43,147     818,930
   *Pennon Group P.L.C..................................    63,747     683,627
   *Petrofac, Ltd.......................................    43,350   1,124,586
    Prudential P.L.C....................................   363,475   5,517,499
   *Prudential P.L.C. ADR...............................    62,200   1,895,234
   *Randgold Resources, Ltd.............................    14,107   1,328,763
   *Reckitt Benckiser Group P.L.C.......................   108,361   7,219,194
    Reed Elsevier P.L.C.................................   119,988   1,305,946
  #*Reed Elsevier P.L.C. ADR............................    20,755     903,050
   *Resolution, Ltd.....................................   341,747   1,419,525

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
   *Rexam P.L.C.......................................   173,402 $    1,289,006
    Rio Tinto P.L.C...................................   150,148      8,482,464
  #*Rio Tinto P.L.C. Sponsored ADR....................    94,175      5,318,062
   *Rolls-Royce Holdings P.L.C........................   315,049      4,729,791
   *Royal Bank of Scotland Group P.L.C................   390,043      2,120,807
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.    13,427        146,489
    Royal Dutch Shell P.L.C. ADR......................   425,120     30,914,726
    Royal Dutch Shell P.L.C. Series A (B03MLX2).......     3,127        110,848
    Royal Dutch Shell P.L.C. Series A (B09CBL4).......    43,726      1,546,462
    Royal Dutch Shell P.L.C. Series B.................   306,534     11,141,517
   *RSA Insurance Group P.L.C.........................   788,249      1,647,257
    SABmiller P.L.C...................................   166,867      8,332,052
   *Sage Group P.L.C..................................   274,667      1,406,462
    Sainsbury (J.) P.L.C..............................   250,137      1,310,546
   *Schroders P.L.C...................................    26,268        807,209
   *Schroders P.L.C. Non-Voting.......................     9,996        249,475
   *Serco Group P.L.C.................................    85,226        749,310
    Severn Trent P.L.C................................    37,231        957,635
   *Shire P.L.C.......................................    40,423      1,352,234
   *Shire P.L.C. ADR..................................    18,687      1,871,316
   *Smith & Nephew P.L.C..............................   125,916      1,451,936
   #Smith & Nephew P.L.C. Sponsored ADR...............     7,000        403,550
   *Smiths Group P.L.C................................    70,211      1,366,081
   *SSE P.L.C.........................................   170,775      3,843,790
   *Standard Chartered P.L.C..........................   442,019     11,752,598
   *Standard Life P.L.C...............................   475,548      2,607,882
   *Tate & Lyle P.L.C.................................    98,727      1,272,227
   *Tesco P.L.C....................................... 1,494,736      8,447,655
   *Travis Perkins P.L.C..............................    23,276        446,150
   *TUI Travel P.L.C..................................    83,647        385,314
   *Tullow Oil P.L.C..................................   145,530      2,623,984
    Unilever P.L.C....................................    86,045      3,504,896
   *Unilever P.L.C. Sponsored ADR.....................   132,832      5,404,934
    United Utilities Group P.L.C......................    86,117        999,333
    United Utilities Group P.L.C. ADR.................     5,177        120,831
   #Vedanta Resources P.L.C...........................    26,516        506,364
    Vodafone Group P.L.C.............................. 2,838,135      7,745,693
    Vodafone Group P.L.C. Sponsored ADR...............   680,782     18,598,964
   *Weir Group P.L.C. (The)...........................    39,918      1,256,390
   *Whitbread P.L.C...................................    34,365      1,400,583
   *William Morrison Supermarkets P.L.C...............   452,618      1,800,270
    Wolseley P.L.C....................................    49,914      2,329,584
    Wolseley P.L.C. ADR...............................    18,460         86,393
   *WPP P.L.C.........................................   193,811      3,051,495
   *WPP P.L.C. Sponsored ADR..........................    15,840      1,242,331
    Xstrata P.L.C.....................................   353,374      6,652,664
                                                                 --------------
TOTAL UNITED KINGDOM..................................              456,444,193
                                                                 --------------
UNITED STATES -- (0.0%)
   *Prothena Corp. P.L.C..............................     2,427         14,586
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,304,215,070
                                                                 --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE......................    19,267      1,677,520
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Yancoal Australia, Ltd. Contigent Value Rights....     5,995         15,443
                                                                 --------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
FRANCE -- (0.0%)
   *GDF Suez SA STRIP VVPR..........................      11,445 $           16
                                                                 --------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13..............          33              7
   *Iberdrola SA Warrants 03/22/13..................          25              5
   *Repsol SA Rights 01/28/13.......................           7              5
                                                                 --------------
TOTAL SPAIN.........................................                         17
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                     15,476
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (10.1%)
(S)@DFA Short Term Investment Fund..................  22,471,910    260,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $583,543) to be
     repurchased at $572,104........................ $       572        572,101
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                260,572,101
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,200,579,894)^^...........................             $2,566,480,167
                                                                 ==============

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $ 10,411,377 $  172,440,561   --    $  182,851,938
   Austria..................       35,529      6,377,501   --         6,413,030
   Belgium..................    3,107,378     20,011,570   --        23,118,948
   Canada...................  237,735,280        241,814   --       237,977,094
   Denmark..................    4,890,990     22,999,356   --        27,890,346
   Finland..................    1,097,086     16,240,846   --        17,337,932
   France...................   17,227,989    180,193,222   --       197,421,211
   Germany..................   29,007,624    145,117,221   --       174,124,845
   Greece...................           --      1,346,852   --         1,346,852
   Hong Kong................           --     65,836,778   --        65,836,778
   Ireland..................    2,076,622      4,677,322   --         6,753,944
   Israel...................    5,011,681      4,946,330   --         9,958,011
   Italy....................    6,203,860     40,773,694   --        46,977,554
   Japan....................   36,172,492    380,218,159   --       416,390,651
   Netherlands..............    4,548,001     48,192,251   --        52,740,252
   New Zealand..............           --      2,527,994   --         2,527,994
   Norway...................    1,407,029     22,989,605   --        24,396,634
   Portugal.................      117,131      4,292,704   --         4,409,835
   Singapore................           --     35,261,785   --        35,261,785
   Spain....................   19,978,940     43,042,775   --        63,021,715
   Sweden...................      806,345     67,953,573   --        68,759,918
   Switzerland..............   20,301,759    161,937,265   --       182,239,024
   United Kingdom...........  156,282,358    300,161,835   --       456,444,193
   United States............       14,586             --   --            14,586
Preferred Stocks............
   Germany..................           --      1,677,520   --         1,677,520
Rights/Warrants
   Australia................           --         15,443   --            15,443
   France...................           --             16   --                16
   Spain....................           --             17   --                17
Securities Lending
  Collateral................           --    260,572,101   --       260,572,101
                             ------------ --------------   --    --------------
TOTAL....................... $556,434,057 $2,010,046,110   --    $2,566,480,167
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- -----------
COMMON STOCKS -- (88.9%)
AUSTRALIA -- (6.4%)
   *ABM Resources NL....................................     3,774 $       158
    Acrux, Ltd..........................................    99,878     359,265
   *Adelaide Brighton, Ltd..............................   612,451   2,165,304
    Aditya Birla Minerals, Ltd..........................   173,007      81,962
   *AED Oil, Ltd........................................   237,059          --
  #*AGL Energy, Ltd.....................................   125,540   2,018,672
   *Ainsworth Game Technology, Ltd......................    17,120      53,689
   *AJ Lucas Group, Ltd.................................    37,498      68,594
   *Alcyone Resources, Ltd..............................   103,559       4,343
   *Alkane Resources, Ltd...............................   157,833     109,743
   #ALS, Ltd............................................   146,679   1,724,444
  #*Alumina, Ltd........................................ 2,095,355   2,420,534
   #Alumina, Ltd. Sponsored ADR.........................   468,068   2,125,029
   *Amalgamated Holdings, Ltd...........................   124,979     993,559
   *Amcom Telecommunications, Ltd.......................   205,960     338,649
   *Amcor, Ltd..........................................   666,037   5,834,488
    Amcor, Ltd. Sponsored ADR...........................    30,507   1,067,135
   *AMP, Ltd............................................ 1,858,548  10,317,045
    Ansell, Ltd.........................................   118,397   2,118,829
   *Antares Energy, Ltd.................................   217,289     121,505
   *AP Eagers, Ltd......................................    13,888      67,698
    APA Group, Ltd......................................   321,468   1,934,362
   #APN News & Media, Ltd...............................   602,191     182,228
  #*Aquarius Platinum, Ltd..............................   299,539     294,923
  #*Aquila Resources, Ltd...............................    66,109     215,716
   *ARB Corp., Ltd......................................    40,854     506,929
   *Aristocrat Leisure, Ltd.............................   258,860   1,001,266
    Arrium, Ltd......................................... 2,033,655   2,031,603
   *Asciano Group, Ltd..................................   979,775   4,942,392
   #ASG Group, Ltd......................................   142,356      99,983
  #*ASX, Ltd............................................   121,729   4,447,015
   *Atlantic, Ltd.......................................    34,067       8,829
    Atlas Iron, Ltd.....................................   896,961   1,390,310
   *Aurizon Holdings, Ltd...............................   407,812   1,689,906
  #*Aurora Oil & Gas, Ltd...............................   180,343     713,555
   *Ausdrill, Ltd.......................................   453,218   1,418,454
    Ausenco, Ltd........................................   142,695     530,093
   *Austal, Ltd.........................................   196,775     142,555
    Austbrokers Holdings, Ltd...........................    27,686     243,141
   *Austin Engineering, Ltd.............................    24,702     126,257
   #Australia & New Zealand Banking Group, Ltd..........   939,150  26,083,686
   *Australian Agricultural Co., Ltd....................   270,807     344,632
    Australian Infrastructure Fund......................   602,974   1,950,755
    Australian Pharmaceutical Industries, Ltd...........   476,014     225,931
  #*Automotive Holdings Group, Ltd......................   291,657   1,096,326
    AVJennings, Ltd.....................................   143,047      53,255
   *AWE, Ltd............................................   881,856   1,174,052
    Bank of Queensland, Ltd.............................   465,544   3,999,253
   *Bannerman Resources, Ltd............................    83,346      10,908
  #*Bathurst Resources, Ltd.............................   369,293     148,788
  #*BC Iron, Ltd........................................    24,333      90,577
  #*Beach Energy, Ltd................................... 2,095,114   3,121,144
  #*Bendigo & Adelaide Bank, Ltd........................   673,789   6,481,529
  #*BHP Billiton, Ltd. Sponsored ADR....................   195,277  15,372,205
   #Billabong International, Ltd........................   524,825     514,200
   *Bionomics, Ltd......................................    19,472       8,106
   *Bisalloy Steel Group, Ltd...........................     8,498      12,208
   #Blackmores, Ltd.....................................     3,805     134,190

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
  #*Blackthorn Resources, Ltd...........................    39,219 $    50,824
   *BlueScope Steel, Ltd................................   761,484   2,691,705
   *Boart Longyear, Ltd.................................   720,306   1,546,908
   *Boom Logistics, Ltd.................................   320,214     106,843
   *Boral, Ltd.......................................... 1,297,510   6,652,263
  #*Bradken, Ltd........................................   307,457   2,006,118
   *Brambles, Ltd.......................................   227,008   1,917,420
   *Bravura Solutions, Ltd..............................    48,054      12,059
  #*Breville Group, Ltd.................................    60,870     430,865
    Brickworks, Ltd.....................................    39,244     516,135
   #BT Investment Management, Ltd.......................    29,872      89,117
   *Buccaneer Energy, Ltd...............................   258,354      12,655
   *Buru Energy, Ltd....................................    61,537     150,566
  #*Cabcharge Australia, Ltd............................   175,000     897,216
   *Caltex Australia, Ltd...............................   159,035   3,226,979
  #*Cardno, Ltd.........................................   207,633   1,474,697
  #*Carnarvon Petroleum, Ltd............................   856,412      57,954
  #*carsales.com, Ltd...................................    93,300     863,701
  #*Cash Converters International, Ltd..................   393,586     467,822
   *Centrebet International, Ltd. Claim Units...........    22,005          --
  #*Ceramic Fuel Cells, Ltd.............................   182,247      10,422
    Challenger, Ltd.....................................   491,725   1,975,463
   *ChemGenex Pharmaceuticals, Ltd......................     6,842          --
   *Citigold Corp., Ltd.................................   806,483      44,741
   *Clinuvel Pharmaceuticals, Ltd.......................    13,426      32,967
    Clough, Ltd.........................................   239,395     274,286
   *Coal of Africa, Ltd.................................   400,214     154,481
   *Coca-Cola Amatil, Ltd...............................    94,211   1,359,688
   *Cochlear, Ltd.......................................    19,352   1,628,699
   *Cockatoo Coal, Ltd..................................   973,718     131,720
    Codan, Ltd..........................................     8,365      24,352
   *Coffey International, Ltd...........................   136,278      51,142
  #*Commonwealth Bank of Australia NL...................   291,226  19,592,003
   *Compass Resources, Ltd..............................    18,720          --
  #*Computershare, Ltd..................................    98,154   1,073,427
   *Continental Coal, Ltd...............................   218,913      15,561
    Coventry Group, Ltd.................................    13,156      41,518
    Credit Corp. Group, Ltd.............................    45,692     429,305
    Crown, Ltd..........................................   254,541   3,075,546
   #CSG, Ltd............................................    86,778      56,669
  #*CSL, Ltd............................................    60,221   3,447,229
   #CSR, Ltd............................................   882,310   1,860,869
  #*Cudeco, Ltd.........................................   153,294     692,362
   *Cue Energy Resources, Ltd...........................   287,579      39,043
    Data#3, Ltd.........................................    39,367      56,130
  #*David Jones, Ltd....................................   940,792   2,458,398
  #*Decmil Group, Ltd...................................   212,033     551,608
   *Deep Yellow, Ltd....................................   403,728      30,183
    Devine, Ltd.........................................   109,847     104,333
    Domino's Pizza Enterprises, Ltd.....................     4,917      53,117
   *Downer EDI, Ltd.....................................   704,906   3,304,663
   *Dragon Mining, Ltd..................................    13,081       7,082
  #*Drillsearch Energy, Ltd.............................   314,621     435,900
    DUET Group..........................................   795,663   1,825,167
   *DuluxGroup, Ltd.....................................   165,610     712,007
    DWS, Ltd............................................    57,318      94,151
    Echo Entertainment Group, Ltd....................... 1,136,161   4,255,976
  #*Elders, Ltd.........................................   974,226     126,722
   *Emeco Holdings, Ltd.................................   995,324     639,168
   *Energy Resources of Australia, Ltd..................   223,079     322,867
  #*Energy World Corp., Ltd............................. 1,018,981     351,546

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   *Enero Group, Ltd......................................    58,826 $   20,454
   *Envestra, Ltd.........................................   891,051    906,636
    Equity Trustees, Ltd..................................     1,198     19,678
   *eServGlobal, Ltd......................................    76,359     33,931
   #Euroz, Ltd............................................    64,770     85,131
   *Evolution Mining, Ltd.................................   346,599    560,970
  #*Fairfax Media, Ltd.................................... 3,029,009  1,709,438
    Fantastic Holdings, Ltd...............................       975      3,450
  #*FAR, Ltd.............................................. 1,803,367     80,903
    Finbar Group, Ltd.....................................     2,330      3,061
  #*FKP Property Group, Ltd...............................   302,082    538,472
  #*Fleetwood Corp., Ltd..................................    83,044    890,232
  #*Flight Centre, Ltd....................................    50,197  1,591,553
   *Flinders Mines, Ltd...................................   416,313     33,841
   *Focus Minerals, Ltd................................... 5,795,439    193,663
   #Forge Group, Ltd......................................    54,960    339,926
  #*Fortescue Metals Group, Ltd...........................   182,898    897,129
   *Funtastic, Ltd........................................    54,775     14,854
    G8 Education, Ltd.....................................     4,668      7,818
   *Geodynamics, Ltd......................................    62,596      7,139
   *Goodman Fielder, Ltd.................................. 3,560,487  2,474,127
    GrainCorp, Ltd. Class A...............................   316,385  3,985,384
   #Grange Resources, Ltd.................................   460,396    136,961
  #*Great Southern, Ltd...................................   123,895         --
  #*Gryphon Minerals, Ltd.................................   427,238    229,538
  #*GUD Holdings, Ltd.....................................   114,559    997,079
   *Gujarat NRE Coking Coal, Ltd..........................    46,225      9,890
  #*Gunns, Ltd............................................ 1,359,648         --
  #*GWA Group, Ltd........................................   381,861  1,002,686
  #*Harvey Norman Holdings, Ltd...........................   875,711  1,793,245
   *Hastie Group, Ltd.....................................    23,144         --
    HFA Holdings, Ltd.....................................   133,879    138,139
   *Highlands Pacific, Ltd................................   114,695     18,100
  #*Hills Holdings, Ltd...................................   255,144    242,044
  #*Horizon Oil, Ltd...................................... 1,261,271    605,385
   *Icon Energy, Ltd......................................   357,233     78,332
  #*iiNET, Ltd............................................   180,585    861,218
  #*Iluka Resources, Ltd..................................   229,762  2,328,969
   *Imdex, Ltd............................................   297,791    565,691
    IMF Australia, Ltd....................................    66,357    121,789
    Incitec Pivot, Ltd.................................... 1,656,294  5,585,321
  #*Independence Group NL.................................   364,610  1,677,961
   *Indophil Resources NL.................................   246,594     61,777
  #*Infigen Energy, Ltd...................................   693,403    198,689
    Infomedia, Ltd........................................    80,383     31,049
   *Insurance Australia Group, Ltd........................ 1,660,910  8,690,204
    Integrated Research, Ltd..............................    30,512     41,086
  #*Invocare, Ltd.........................................    64,309    616,424
   *IOOF Holdings, Ltd....................................   268,608  2,308,763
  #*Iress, Ltd............................................    51,253    447,886
  #*James Hardie Industries P.L.C.........................   186,001  1,976,246
   #James Hardie Industries P.L.C. Sponsored ADR..........     8,092    430,818
  #*JB Hi-Fi, Ltd.........................................    60,692    627,664
   *Kagara, Ltd...........................................   743,096     92,988
   *Kangaroo Resources, Ltd...............................   157,028      4,763
   *Kasbah Resources, Ltd.................................    64,502     11,487
  #*Kingsgate Consolidated, Ltd...........................   200,135    842,217
    Kingsrose Mining, Ltd.................................    71,175     58,640
   *Lednium, Ltd..........................................    21,998      1,835
   *Leighton Holdings, Ltd................................    41,067    887,833
   *Lend Lease Group NL...................................   537,071  5,805,561

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
   *Linc Energy, Ltd....................................   360,923 $   919,198
    Lonestar Resources, Ltd.............................   234,309      47,739
    Lycopodium, Ltd.....................................     6,626      45,032
  #*M2 Telecommunications Group, Ltd....................    69,051     316,500
   *MACA, Ltd...........................................     6,246      16,954
   *Macmahon Holdings, Ltd.............................. 1,024,810     289,489
  #*Macquarie Atlas Roads Group NL......................   178,988     320,983
    Macquarie Group, Ltd................................   306,827  12,340,414
   *Marion Energy, Ltd..................................   119,950         750
    Matrix Composites & Engineering, Ltd................    24,634      47,926
    MaxiTRANS Industries, Ltd...........................   127,192     139,998
   *Mayne Pharma Group, Ltd.............................    62,986      24,297
   *McMillan Shakespeare, Ltd...........................    30,386     435,286
    McPherson's, Ltd....................................    56,824     131,238
   *Medusa Mining, Ltd..................................    88,836     459,810
    Melbourne IT, Ltd...................................    96,657     201,511
  #*Mermaid Marine Australia, Ltd.......................   262,356   1,112,587
  #*Mesoblast, Ltd......................................    55,595     347,282
   *Metals X, Ltd.......................................   522,805      84,768
   #Metcash, Ltd........................................   751,448   2,985,851
   *Metgasco, Ltd.......................................    44,631       7,913
   *MetroCoal, Ltd......................................     7,570       1,236
  #*MHM Metals, Ltd.....................................    30,427       6,242
   *Miclyn Express Offshore, Ltd........................    92,023     226,862
  #*Mincor Resources NL.................................   328,352     320,374
   *Mineral Deposits, Ltd...............................   101,992     435,178
   *Mineral Resources, Ltd..............................   153,421   1,652,381
  #*Mirabela Nickel, Ltd................................   683,591     335,932
   *Molopo Energy, Ltd..................................    57,352      20,998
   *Moly Mines, Ltd.....................................    51,988       8,478
  #*Monadelphous Group, Ltd.............................    27,245     757,339
  #*Mortgage Choice, Ltd................................    86,814     167,160
   *Mount Gibson Iron, Ltd..............................   765,099     668,921
  #*Myer Holdings, Ltd.................................. 1,084,943   2,823,098
   *Nanosonics, Ltd.....................................    11,184       6,136
   #National Australia Bank, Ltd........................   998,140  28,521,534
   *Navigator Resources, Ltd............................   295,731         309
    Navitas, Ltd........................................   116,724     602,700
  #*New Hope Corp., Ltd.................................   331,438   1,470,037
    Newcrest Mining, Ltd................................   340,012   8,328,243
   *Nexus Energy, Ltd................................... 1,610,590     321,238
   *NIB Holdings, Ltd...................................   543,089   1,240,101
  #*Nido Petroleum, Ltd................................. 1,055,002      30,812
    Norfolk Group, Ltd..................................    80,631      44,575
  #*Northern Iron, Ltd..................................    51,752      28,110
   *Northern Star Resources, Ltd........................   218,169     253,553
   *NRW Holdings, Ltd...................................   206,519     413,810
   *Nufarm, Ltd.........................................   297,338   1,728,998
    Oakton, Ltd.........................................    46,008      68,580
   *Oil Search, Ltd.....................................   347,867   2,656,438
   *OM Holdings, Ltd....................................    26,600       8,342
   *OPUS Group, Ltd.....................................    13,660       3,187
   *Orica, Ltd..........................................   111,791   2,989,366
   *Origin Energy, Ltd..................................   970,818  12,753,790
   #OrotonGroup, Ltd....................................     6,048      46,933
  #*Otto Energy, Ltd....................................   168,000      17,550
   *OZ Minerals, Ltd....................................   513,577   3,724,491
   *Pacific Brands, Ltd................................. 1,566,060   1,144,164
  #*Paladin Energy, Ltd................................. 1,268,398   1,519,034
   *PanAust, Ltd........................................   516,619   1,595,106
   *Panoramic Resources, Ltd............................   254,665     134,646

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
   *PaperlinX, Ltd......................................   745,156 $    77,439
    Patties Foods, Ltd..................................     5,122       8,821
  #*Peet, Ltd...........................................   160,385     198,684
  #*Perilya, Ltd........................................   285,584      90,865
  #*Perpetual Trustees Australia, Ltd...................    32,640   1,323,101
   *Perseus Mining, Ltd.................................   497,555   1,015,233
   *Petsec Energy, Ltd..................................    48,701      10,645
   *Pharmaxis, Ltd......................................   189,941     134,967
  #*Platinum Asset Mangement, Ltd.......................    69,002     348,067
  #*Platinum Australia, Ltd.............................   400,751      27,999
   *Pluton Resources, Ltd...............................   121,600      29,165
    PMP, Ltd............................................   379,844      67,572
   *Premier Investments, Ltd............................    85,903     668,297
    Primary Health Care, Ltd............................   734,485   3,451,378
   *Prime Aet&D Holdings No.1, Ltd......................        26          --
    Prime Media Group, Ltd..............................    87,075      86,038
    PrimeAg, Ltd........................................    26,025      32,171
    Programmed Maintenance Service, Ltd.................   146,135     306,340
   *Qantas Airways, Ltd................................. 1,854,488   2,964,440
  #*QBE Insurance Group, Ltd............................   536,515   6,681,929
   *Ramelius Resources, Ltd.............................   400,885     171,956
    Ramsay Health Care, Ltd.............................    43,427   1,337,766
   *RCR Tomlinson, Ltd..................................    87,438     205,436
   *REA Group, Ltd......................................    24,360     522,968
  #*Reckon, Ltd.........................................    29,290      73,944
  #*Red Fork Energy, Ltd................................   325,150     261,275
    Redflex Holdings, Ltd...............................    49,622      83,339
    Reece Australia, Ltd................................    10,902     249,841
   *Reed Resources, Ltd.................................   171,581      30,373
   #Regional Express Holdings, Ltd......................    17,416      21,087
   *Regis Resources, Ltd................................   110,695     601,848
  #*Reject Shop, Ltd. (The).............................    13,602     227,172
   *Resolute Mining, Ltd................................ 1,013,249   1,404,604
   *Resource & Investment NL............................    81,566      13,553
   *Resource Generation, Ltd............................    41,318      13,872
   *Retail Food Group, Ltd..............................    62,496     221,350
   *Rialto Energy, Ltd..................................    62,973       6,124
  #*Ridley Corp., Ltd...................................   386,533     475,235
  #*Rio Tinto, Ltd......................................   149,173  10,360,259
   *RiverCity Motorway Group, Ltd.......................   133,238          --
   *Roc Oil Co., Ltd.................................... 1,353,414     679,215
  #*SAI Global, Ltd.....................................   254,196   1,185,251
  #*Salinas Energy, Ltd.................................   471,832     118,323
   #Salmat, Ltd.........................................    68,805     168,945
  #*Samson Oil & Gas, Ltd...............................   456,014      18,415
  #*Samson Oil & Gas, Ltd. Sponsored ADR................    64,300      53,369
   *Santos, Ltd.........................................   947,997  11,842,480
   *Saracen Mineral Holdings, Ltd.......................   805,410     333,015
    Sedgman, Ltd........................................    85,757      96,838
  #*Seek, Ltd...........................................    94,745     829,646
    Select Harvests, Ltd................................    19,859      35,673
   *Senex Energy, Ltd...................................   930,086     661,484
    Servcorp, Ltd.......................................    31,948     116,014
    Service Stream, Ltd.................................   191,438      88,030
  #*Seven Group Holdings, Ltd...........................   174,855   1,757,108
  #*Seven West Media, Ltd...............................   257,061     563,522
   *Shopping Centres Australasia Property Group.........    15,622      26,554
   *Sigma Pharmaceuticals, Ltd.......................... 2,014,060   1,400,260
   *Silex System, Ltd...................................    70,513     230,122
  #*Silver Lake Resources, Ltd..........................   283,424     755,121
  #*Sims Metal Management, Ltd..........................   273,496   2,680,886

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
AUSTRALIA -- (Continued)
    Sims Metal Management, Ltd. Sponsored ADR...........     3,500 $    33,880
   *Sino Strategic International, Ltd...................     9,056          --
  #*Sirtex Medical, Ltd.................................    15,879     200,190
   #Skilled Group, Ltd..................................   267,118     774,645
    Slater & Gordon, Ltd................................     9,519      21,455
   *SMS Management & Technology, Ltd....................    81,070     403,593
   *Sonic Healthcare, Ltd...............................   235,736   3,359,214
  #*Southern Cross Media Group, Ltd.....................   891,881   1,104,670
    SP Ausnet, Ltd......................................   603,527     724,505
   *Spark Infrastructure Group, Ltd..................... 1,068,817   1,956,856
  #*Specialty Fashion Group, Ltd........................    29,122      28,098
  #*St. Barbara, Ltd....................................   851,056   1,274,434
  #*Starpharma Holdings, Ltd............................    96,088     125,961
   *Straits Resources, Ltd..............................   233,593      17,202
    Structural Systems, Ltd.............................    27,729      16,515
    STW Communications Group, Ltd.......................   387,409     524,795
   *Sun Resources NL....................................    45,156       2,220
   *Suncorp Group, Ltd.................................. 1,146,158  12,702,901
   *Sundance Energy Australia, Ltd......................   243,919     228,084
   *Sundance Resources, Ltd.............................   185,887      65,906
   *Sunland Group, Ltd..................................   144,886     188,781
   *Super Retail Group, Ltd.............................   154,786   1,721,293
    Swick Mining Services, Ltd..........................   101,218      39,038
    Sydney Airport, Ltd.................................    79,135     262,102
    TABCORP Holdings, Ltd............................... 1,018,552   3,241,696
  #*Tanami Gold NL......................................   111,401      77,252
  #*Tap Oil, Ltd........................................   383,218     264,053
    Tassal Group, Ltd...................................   107,949     179,030
    Tatts Group, Ltd.................................... 2,037,455   6,915,255
   *Technology One, Ltd.................................    79,299     132,361
   *Telstra Corp., Ltd..................................   281,830   1,352,780
    Telstra Corp., Ltd. ADR.............................    36,500     877,095
   *Ten Network Holdings, Ltd........................... 2,756,529     968,719
  #*Texon Petroleum, Ltd................................    72,571      37,920
   *TFS Corp., Ltd......................................   173,051     104,349
    Thorn Group, Ltd....................................    53,274     116,797
   *Tiger Resources, Ltd................................   262,819      96,372
   *Toll Holdings, Ltd.................................. 1,126,586   6,210,217
   *Toro Energy, Ltd....................................    33,302       4,500
   *Tox Free Solutions, Ltd.............................   129,297     452,151
  #*TPG Telecom, Ltd....................................   426,055   1,213,218
   *Transfield Services, Ltd............................   776,077   1,445,371
   *Transpacific Industries Group, Ltd.................. 1,458,493   1,202,563
    Transurban Group, Ltd...............................   295,448   1,880,393
   *Treasury Group, Ltd.................................       367       2,183
    Treasury Wine Estates, Ltd.......................... 1,115,844   5,537,948
   *Troy Resources, Ltd.................................   103,186     366,681
    Trust Co., Ltd. (The)...............................    23,082     107,037
  #*UGL, Ltd............................................   254,262   2,949,943
   *Unity Mining, Ltd...................................   255,688      32,050
   *UXC, Ltd............................................   354,675     399,527
   *Village Roadshow, Ltd...............................   111,345     526,453
   *Virgin Australia Holdings, Ltd. (B43DQC7)........... 2,716,599   1,219,395
   *Virgin Australia Holdings, Ltd. (B7L5734)........... 3,195,173      16,660
   *Vocus Communications, Ltd...........................     2,051       3,894
    Warrnambool Cheese & Butter Factory Co. Holding,
      Ltd...............................................    11,897      43,730
    Washington H. Soul Pattinson & Co., Ltd.............   167,530   2,394,471
    Watpac, Ltd.........................................   137,522      94,883
    WDS, Ltd............................................    74,726      41,895
  #*Webjet, Ltd.........................................    41,661     207,432
    Webster, Ltd........................................    17,208      10,700

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
AUSTRALIA -- (Continued)
  #*Wesfarmers, Ltd....................................... 461,899 $ 18,126,388
  #*Western Areas, Ltd.................................... 196,128      896,617
    Westpac Banking Corp.................................. 796,628   23,305,123
   #Westpac Banking Corp. Sponsored ADR...................  52,460    7,703,226
  #*White Energy Co., Ltd.................................   2,379          472
    Whitehaven Coal, Ltd.................................. 157,731      541,138
    WHK Group, Ltd........................................ 240,888      262,900
   #Wide Bay Australia, Ltd...............................  22,583      156,798
  #*Windimurra Vanadium, Ltd..............................  62,376           --
   *Woodside Petroleum, Ltd............................... 148,484    5,500,188
  #*Woolworths, Ltd.......................................  78,113    2,544,733
   *WorleyParsons, Ltd....................................  28,811      759,695
  #*Wotif.com Holdings, Ltd...............................  51,871      315,324
   *Yancoal Australia, Ltd................................ 104,276       97,576
                                                                   ------------
TOTAL AUSTRALIA...........................................          524,680,755
                                                                   ------------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG................................   3,273      438,824
   *Andritz AG............................................  26,662    1,754,051
   *A-TEC Industries AG...................................  19,046           --
    Atrium European Real Estate, Ltd...................... 123,891      765,676
    Austria Technologie & Systemtechnik AG................   8,499       89,020
    CA Immobilien Anlagen AG..............................  47,864      713,585
   *Erste Group Bank AG................................... 176,799    5,949,067
   #EVN AG................................................  25,966      417,248
   *Flughafen Wien AG.....................................  11,270      694,433
    Frauenthal Holding AG.................................      70          849
  #*Immofinanz AG......................................... 581,128    2,545,831
  #*Intercell AG..........................................  29,444       71,949
   *Kapsch TrafficCom AG..................................   1,732      107,538
  #*Lenzing AG............................................   6,216      634,410
   *Mayr-Melnhof Karton AG................................   5,544      657,182
    Oberbank AG...........................................   2,295      150,320
  #*Oesterreichischen Post AG.............................  24,206    1,059,188
   *OMV AG................................................ 136,604    5,627,490
    Palfinger AG..........................................   5,059      150,256
   *Polytec Holding AG....................................   7,638       69,026
  #*Raiffeisen Bank International AG......................  69,603    3,125,963
   *RHI AG................................................  14,735      539,665
    Rosenbauer International AG...........................   1,503       97,460
   *S IMMO AG.............................................  34,620      219,903
   *Schoeller-Bleckmann Oilfield Equipment AG.............   7,705      771,950
    Semperit Holding AG...................................   5,491      238,345
    Strabag SE............................................  38,286    1,039,854
   *Telekom Austria AG....................................  83,204      616,818
    Telekom Austria AG ADR................................   4,200       62,176
   *Uniqa Versicherungen AG...............................  47,685      683,357
   #Verbund AG............................................  14,787      315,100
   *Vienna Insurance Group AG Wiener Versicherung Gruppe..  40,301    2,129,270
   *Voestalpine AG........................................ 121,939    4,470,877
   *Wienerberger AG....................................... 160,763    1,644,101
    Wolford AG............................................   1,281       41,282
   *Zumtobel AG...........................................  27,628      398,195
                                                                   ------------
TOTAL AUSTRIA.............................................           38,290,259
                                                                   ------------
BELGIUM -- (1.0%)
  #*Ablynx NV.............................................  12,255      104,975
   *Ackermans & van Haaren NV.............................  34,915    3,240,324
   *Ageas NV.............................................. 366,133   12,093,392
   *Agfa-Gevaert NV....................................... 273,190      553,101
    Anheuser-Busch InBev NV...............................  80,499    7,082,950

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
BELGIUM -- (Continued)
    Anheuser-Busch InBev NV Sponsored ADR.................  67,770 $ 6,004,422
   *Arseus NV.............................................  31,943     747,634
    Atenor Group NV.......................................      43       1,912
    Banque Nationale de Belgique..........................     247     878,482
   *Barco NV..............................................  18,142   1,441,722
  #*Bekaert NV............................................  41,370   1,243,917
    Belgacom SA...........................................  41,300   1,259,947
   *Colruyt SA............................................  13,445     652,087
   *Compagnie d'Entreprises SA............................  14,654     908,226
    Compagnie Immobiliere de Belgique SA..................   2,181      89,741
    Compagnie Maritime Belge SA...........................  18,649     382,293
   *Deceuninck NV.........................................  91,586     171,073
    Delhaize Group SA.....................................  90,961   4,315,614
   *Delhaize Group SA Sponsored ADR.......................  63,009   2,983,476
   *D'ieteren SA..........................................  26,481   1,172,439
    Duvel Moorgat SA......................................     403      51,863
   *Econocom Group NV.....................................  19,260     156,649
   *Elia System Operator SA...............................  26,787   1,250,749
  #*Euronav SA............................................  25,353     152,164
   *EVS Broadcast Equipment SA............................   9,804     584,821
   *Exmar NV..............................................  42,076     431,540
   *Galapagos NV..........................................  31,337     753,870
    Hamon SA..............................................     743      14,788
    Image Recognition Integrated Systems (I.R.I.S.) SA....     843      49,071
   *Ion Beam Applications SA..............................  23,688     192,108
    Jensen-Group NV.......................................   2,121      32,108
   *KBC Groep NV.......................................... 215,852   8,497,286
   *Kinepolis Group NV....................................  11,589   1,355,043
    Lotus Bakeries NV.....................................      30      23,190
   *Melexis NV............................................  14,492     274,820
    Mobistar SA...........................................   8,610     236,295
   *Nyrstar NV............................................ 182,217   1,057,257
  #*Option NV.............................................  88,995      36,457
   *Picanol NV............................................     107       2,661
   *RealDolmen NV.........................................   1,807      42,499
    Recticel SA...........................................  28,985     223,747
    Rosier SA.............................................      38      10,792
    Roularta Media Group NV...............................   4,380      72,169
    SAPEC SA..............................................     190      13,300
    Sioen Industries NV...................................   8,635      79,853
  #*Sipef NV..............................................   9,101     792,812
   *Solvay SA.............................................  48,801   7,667,270
    Telenet Group Holding NV..............................  33,559   1,581,921
   *Tessenderlo Chemie NV.................................  40,273   1,402,087
  #*ThromboGenics NV......................................  18,779     978,335
    UCB SA................................................  88,961   5,134,936
   *Umicore SA............................................  57,917   3,013,352
   *Van de Velde NV.......................................   3,461     169,146
                                                                   -----------
TOTAL BELGIUM.............................................          81,662,686
                                                                   -----------
CANADA -- (8.9%)
  #*5N Plus, Inc..........................................  34,868      79,357
    Aastra Technologies, Ltd..............................  14,736     265,939
   *Absolute Software Corp................................  52,868     293,652
  #*Advantage Oil & Gas, Ltd.............................. 280,930     811,187
    Aecon Group, Inc...................................... 103,036   1,227,259
   *AEterna Zentaris, Inc.................................       1           2
   #AG Growth International, Inc..........................  17,078     561,447
  #*AGF Management, Ltd. Class B.......................... 128,056   1,443,102
    Agnico-Eagle Mines, Ltd...............................  89,853   4,110,680
    Agrium, Inc...........................................  88,292  10,016,282

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
    Aimia, Inc............................................ 248,247 $ 3,989,773
  #*Ainsworth Lumber Co., Ltd.............................  66,674     180,823
   *Air Canada Class A....................................  69,620     172,410
    Akita Drilling, Ltd. Class A..........................  11,400     127,784
   *Alacer Gold Corp...................................... 194,393     886,794
   *Alamos Gold, Inc......................................  55,200     848,422
    Alaris Royalty Corp...................................   2,942      74,951
    AlarmForce Industries, Inc............................   2,900      35,472
   *Alexco Resource Corp..................................  32,900     140,190
    Algoma Central Corp...................................  11,860     172,418
    Algonquin Power & Utilities Corp...................... 227,050   1,668,615
   *Alimentation Couche-Taro, Inc. Class B................  47,500   2,317,375
    Alliance Grain Traders, Inc...........................  26,105     332,398
   #AltaGas, Ltd..........................................  76,762   2,717,532
  #*Alterra Power Corp.................................... 170,495      70,085
    Altus Group, Ltd......................................   3,775      31,225
    Amerigo Resources, Ltd................................ 153,100     110,519
   *Amica Mature Lifestyles, Inc..........................     500       4,637
   *Anderson Energy, Ltd.................................. 116,562      28,048
    Andrew Peller, Ltd. Class A...........................   2,000      20,714
   *Angle Energy, Inc..................................... 118,233     327,174
  #*Antrim Energy, Inc.................................... 134,688      68,870
   #ARC Resources, Ltd.................................... 145,788   3,430,564
  #*Argonaut Gold, Inc.................................... 108,084     986,128
  #*Armtec Infrastructure, Inc............................   7,999      18,446
   *Arsenal Energy, Inc................................... 130,346      81,025
   #Astral Media, Inc. Class A............................  73,205   3,440,796
    Atco, Ltd. Class I....................................  23,900   2,005,645
  #*Atna Resource, Ltd.................................... 156,488     169,448
   *Atrium Innovations, Inc...............................  36,836     474,576
   *ATS Automation Tooling System, Inc.................... 117,449   1,136,337
   *Aura Minerals, Inc.................................... 174,033      62,815
   *AuRico Gold, Inc. (05155C105).........................  18,902     133,259
  #*AuRico Gold, Inc. (2287317)........................... 372,289   2,616,549
   *Aurizon Mines, Ltd.................................... 194,300     900,006
    AutoCanada, Inc.......................................  20,842     367,357
   #AvenEx Energy Corp....................................  62,748     155,392
   *AXIA NetMedia Corp....................................  50,400      63,164
  #*B2Gold Corp........................................... 305,988   1,178,058
    Badger Daylighting, Ltd...............................   1,847      63,239
  #*Ballard Power Systems, Inc............................ 162,070     105,620
   #Bank of Montreal...................................... 273,400  17,266,359
    Bank of Nova Scotia (064149107).......................  20,674   1,217,078
    Bank of Nova Scotia (2076281)......................... 264,875  15,575,415
  #*Bankers Petroleum, Ltd................................ 373,165   1,148,603
    Barrick Gold Corp. (067901108)........................ 183,306   5,851,128
    Barrick Gold Corp. (2024644).......................... 273,994   8,724,734
   #Baytex Energy Corp....................................  15,900     731,075
    BCE, Inc..............................................  47,016   2,088,710
   #Bell Aliant, Inc......................................  75,819   1,974,152
   *Bellatrix Exploration, Ltd............................ 184,153     928,704
   *Besra Gold, Inc.......................................  13,600       3,000
   *Birch Mountain Resources, Ltd.........................   1,200          --
  #*Birchcliff Energy, Ltd................................ 163,828   1,199,062
   #Bird Construction, Inc................................  18,554     259,689
   #Black Diamond Group, Ltd..............................  31,697     695,338
   *BlackPearl Resources, Inc............................. 374,516   1,164,026
    BMTC Group, Inc. Class A..............................   1,600      22,539
  #*BNK Petroleum, Inc....................................  47,495      23,333
    Bombardier, Inc. Class A..............................  25,790     103,429
   *Bombardier, Inc. Class B.............................. 202,000     791,879

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
    Bonavista Energy Corp................................. 260,065 $ 3,514,815
  #*Bonterra Energy Corp..................................   8,129     385,096
   *Boralex, Inc. Class A.................................  31,189     286,123
    Brick, Ltd. (The).....................................  23,200     123,513
  #*Brigus Gold Corp...................................... 266,622     245,932
   #Brookfield Asset Management, Inc. Class A.............  63,400   2,339,838
   #Brookfield Office Properties, Inc.....................  56,700     934,009
   *Brookfield Residential Properties, Inc. (11283W104)...  18,518     370,545
   *Brookfield Residential Properties, Inc. (B54FPW2).....   3,123      62,811
   #CAE, Inc.............................................. 198,315   2,141,420
   *Caledonia Mining Corp.................................  83,000      10,818
    Calfrac Well Services, Ltd............................  53,673   1,379,763
    Calian Technologies, Ltd..............................   2,377      52,097
  #*Calmena Energy Services, Inc.......................... 102,654      13,894
   *Calvalley Petroleums, Inc. Class A....................  90,892     189,548
    Cameco Corp. (13321L108)..............................  79,998   1,723,957
    Cameco Corp. (2166160)................................ 228,383   4,923,034
   #Canaccord Financial, Inc.............................. 130,981     973,097
   *Canacol Energy, Ltd...................................  12,453      44,824
    Canada Bread Co., Ltd.................................   7,900     410,128
   *Canada Lithium Corp................................... 195,753     170,749
   #Canadian Energy Services & Technology Corp............  27,441     321,622
   #Canadian Imperial Bank of Commerce....................  89,355   7,453,716
    Canadian National Railway Co..........................  54,400   5,221,287
    Canadian Natural Resources, Ltd. (136385101)..........   9,200     278,024
    Canadian Natural Resources, Ltd. (2171573)............ 474,950  14,342,785
  #*Canadian Oil Sands, Ltd............................... 111,500   2,346,486
    Canadian Pacific Railway, Ltd.........................  47,411   5,473,608
  #*Canadian Tire Corp. Class A...........................  82,510   5,742,775
    Canadian Utilities, Ltd. Class A......................  35,751   2,733,120
   #Canadian Western Bank.................................  98,030   3,031,126
   *Canam Group, Inc. Class A.............................  50,600     330,772
    CanElson Drilling, Inc................................   8,907      43,312
    Canexus Corp..........................................  19,377     179,899
   *Canfor Corp........................................... 135,739   2,501,386
  #*Canfor Pulp Products, Inc.............................  58,859     590,124
   *Cangene Corp..........................................  35,800      82,196
    CanWel Building Materials Group, Ltd..................  14,200      36,162
  #*Canyon Services Group, Inc............................  65,058     720,765
    Capital Power Corp....................................  69,385   1,613,928
    Capstone Infrastructure Corp..........................  86,872     385,846
   *Capstone Mining Corp.................................. 537,803   1,331,836
   *Cardero Resource Corp.................................  42,958      18,735
    Cascades, Inc......................................... 119,907     525,360
   #Cash Store Financial Services, Inc. (The).............   7,699      31,262
   *Catalyst Paper Corp................................... 496,598          --
   *Catamaran Corp........................................  38,400   1,992,380
   *Catamaran Corp........................................   5,104     264,847
    Cathedral Energy Services, Ltd........................  38,747     214,829
   *CCL Industries, Inc. Class B..........................  42,600   2,277,780
   *Celestica, Inc........................................ 310,151   2,422,374
   *Celtic Exploration, Ltd...............................  62,500   1,664,954
    Cenovus Energy, Inc................................... 160,717   5,335,211
    Centerra Gold, Inc.................................... 147,539   1,340,188
   *Cequence Energy, Ltd..................................  99,286     130,404
    Cervus Equipment Corp.................................     800      15,272
  #*CGI Group, Inc. Class A............................... 124,286   3,334,563
  #*China Gold International Resources Corp., Ltd......... 246,900     863,927
   *Chinook Energy, Inc...................................  26,878      39,075
    Churchill Corp. Class A (The).........................  18,403     163,845
   #CI Financial Corp.....................................  29,000     776,900

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CANADA -- (Continued)
   #Cineplex, Inc.........................................    58,423 $1,874,409
    Clairvest Group, Inc..................................     1,100     22,884
    Clarke, Inc...........................................    13,900     65,988
   *Claude Resources, Inc.................................   262,411    144,702
   #CML HealthCare, Inc...................................    57,062    401,619
   *Coastal Contacts, Inc.................................     8,200     42,505
    Cogeco Cable, Inc.....................................    24,226  1,037,390
    Cogeco, Inc...........................................       200      7,987
    Colabor Group, Inc....................................    26,821    203,295
   *COM DEV International, Ltd............................    92,400    299,230
   *Computer Modelling Group, Ltd.........................    11,568    254,695
  #*Connacher Oil & Gas, Ltd..............................   783,434    129,604
   *Constellation Software, Inc...........................     4,862    609,286
    Contrans Group, Inc. Class A..........................    16,382    172,624
  #*Copper Mountain Mining Corp...........................   150,013    527,918
    Corby Distilleries, Ltd. Class A......................    11,550    216,548
  #*Corridor Resources, Inc...............................    89,500     65,505
    Corus Entertainment, Inc. Class B.....................   136,924  3,423,786
    Cott Corp. (22163N106)................................    10,547     95,556
    Cott Corp. (228952)...................................   145,888  1,323,728
   #Crescent Point Energy Corp............................   117,400  4,541,099
  #*Crew Energy, Inc......................................   186,794  1,114,322
   *Crocotta Energy, Inc..................................   113,341    298,864
   *CVTech Group, Inc.....................................     9,700     11,281
  #*Davis & Henderson Corp................................   100,009  2,180,866
  #*DeeThree Exploration, Ltd.............................   135,112    922,511
  #*Delphi Energy Corp....................................   148,032    166,228
  #*Denison Mines Corp....................................   538,810    740,094
   *Descartes Systems Group, Inc. (The)...................    61,729    581,765
  #*DHX Media, Ltd........................................    21,431     44,693
    DirectCash Payments, Inc..............................     2,747     66,513
   *Dollarama, Inc........................................    30,462  1,853,253
    Dorel Industries, Inc. Class B........................    43,101  1,719,027
  #*DragonWave, Inc.......................................    43,606     90,937
  #*Dundee Precious Metals, Inc...........................   169,759  1,511,390
  #*Eastern Platinum, Ltd................................. 1,024,200    200,240
    easyhome, Ltd.........................................       500      5,214
   *EGI Financial Holdings, Inc...........................       900      9,475
    E-L Financial Corp., Ltd..............................        88     44,115
   #Eldorado Gold Corp....................................   413,513  4,622,689
    Emera, Inc............................................    16,182    576,607
   *Empire Co., Ltd. Class A..............................    43,838  2,645,048
   #Enbridge Income Fund Holdings, Inc....................    30,941    786,709
   #Enbridge, Inc.........................................   100,454  4,416,391
   #Encana Corp...........................................   217,424  4,202,862
   *Endeavour Mining Corp.................................    78,441    167,516
   *Endeavour Silver Corp.................................    42,825    293,687
    Enerflex, Ltd.........................................    43,900    538,297
  #*Energy Fuels, Inc.....................................   572,814     97,632
    Enerplus Corp. (292766102)............................   127,009  1,708,271
   #Enerplus Corp. (B584T89)..............................   169,768  2,279,119
    Enghouse Systems, Ltd.................................    11,629    209,401
   #Ensign Energy Services, Inc...........................   195,296  3,336,519
  #*Epsilon Energy, Ltd...................................    83,020    331,281
   *Equal Energy, Ltd.....................................     2,100      6,422
    Equitable Group, Inc..................................    13,470    485,914
    Essential Energy Services, Ltd........................    73,980    157,988
  #*Etrion Corp...........................................    25,487     10,266
   *Evertz Technologies, Ltd..............................    13,600    220,076
   *Excellon Resources, Inc...............................    80,500     40,355
   #Exchange Income Corp..................................    11,688    323,898

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
CANADA -- (Continued)
    Exco Technologies, Ltd................................   7,600 $   45,185
   *EXFO, Inc.............................................  28,818    159,779
    Extendicare, Inc......................................  51,025    406,706
   *Fairfax Financial Holdings, Ltd.......................  17,020  6,109,044
    Fiera Capital Corp....................................     900      7,399
   *Finning International, Inc............................  63,200  1,618,336
    First Capital Realty, Inc.............................  55,426  1,050,282
  #*First Majestic Silver Corp............................  86,039  1,571,717
    First National Financial Corp.........................     278      5,145
   *First Quantum Minerals, Ltd........................... 267,865  5,400,807
   *FirstService Corp.....................................  12,679    373,099
   *Formation Metals, Inc.................................   7,700      1,853
   #Fortis, Inc...........................................  54,428  1,890,301
  #*Fortress Paper, Ltd. Class A..........................  17,109    140,831
   *Fortuna Silver Mines, Inc............................. 138,960    579,580
   *Fraser Papers, Inc....................................   6,400         --
   *GBS Gold International, Inc...........................  42,400         --
   #Genivar, Inc..........................................  45,218    950,240
    Genworth MI Canada, Inc...............................  66,642  1,610,927
    George Weston, Ltd....................................  37,693  2,715,680
   #Gibson Energy, Inc....................................  53,381  1,344,426
    Gildan Activewear, Inc................................ 108,400  3,989,737
    Glacier Media, Inc....................................  22,700     43,470
    Glentel, Inc..........................................   8,000    140,365
   *GLG Life Tech Corp....................................   2,810      1,859
   *Gluskin Sheff & Associates, Inc.......................   5,400     91,281
   *GLV, Inc. Class A.....................................  12,023     24,591
    GMP Capital, Inc......................................  90,700    623,824
    Goldcorp, Inc. (2676302).............................. 232,421  8,186,234
    Goldcorp, Inc. (380956409)............................ 127,039  4,483,206
  #*Golden Star Resources, Ltd............................ 398,301    638,943
   *Gran Tierra Energy, Inc. (38500T101)..................  55,835    297,601
   *Gran Tierra Energy, Inc. (B2PPCS5).................... 401,583  2,141,991
   *Granite Real Estate Investment Trust..................  40,191  1,579,575
   *Great Basin Gold, Ltd................................. 606,744     48,666
   *Great Canadian Gaming Corp............................  85,763    782,478
  #*Great Panther Silver, Ltd.............................  72,569    109,865
    Great-West Lifeco, Inc................................ 121,700  3,160,247
  #*Guyana Goldfields, Inc................................  80,117    271,501
   *Harry Winston Diamond Corp. (2033178)................. 110,079  1,624,587
   *Harry Winston Diamond Corp. (41587B100)...............  17,100    252,567
   *Helix BioPharma Corp..................................     700        695
   *Hemisphere GPS, Inc...................................  46,880     41,362
    Heroux-Devtek, Inc....................................  29,600    275,404
    High Liner Foods, Inc.................................     500     16,247
   *High River Gold Mines, Ltd............................ 261,194    366,625
    HNZ Group, Inc........................................   6,340    147,154
    Home Capital Group, Inc...............................  27,800  1,689,908
    Horizon North Logistics, Inc..........................  62,347    377,558
   *HudBay Minerals, Inc. (443628102).....................   2,402     27,911
    HudBay Minerals, Inc. (B05BDX1)....................... 265,182  3,084,130
   #Husky Energy, Inc..................................... 151,968  4,738,525
   #IAMGOLD Corp. (2446646)............................... 308,829  2,535,903
    IAMGOLD Corp. (450913108)............................. 214,417  1,768,940
    IBI Group, Inc........................................  16,312     99,926
    IGM Financial, Inc....................................  27,700  1,208,091
  #*Imax Corp.............................................  36,920    872,103
   *Imperial Metals Corp..................................  57,400    772,316
    Imperial Oil, Ltd.....................................  34,003  1,493,214
  #*IMRIS, Inc............................................  14,500     54,807
   #Indigo Books & Music, Inc.............................   5,523     59,361

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CANADA -- (Continued)
    Industrial Alliance Insurance & Financial Services,
      Inc.................................................. 145,427 $ 5,081,342
    Inmet Mining Corp......................................  70,557   5,093,347
   #Innergex Renewable Energy, Inc.........................  96,769     992,527
   *Insignia Energy, Ltd...................................   4,148       2,953
    Intact Financial Corp..................................  86,012   5,662,270
   *International Forest Products, Ltd. Class A............  73,902     649,810
   *Intertape Polymer Group, Inc...........................  97,684     948,046
   *Ithaca Energy, Inc..................................... 318,037     647,298
  #*Ivanhoe Energy, Inc.................................... 179,587     149,446
   *Ivernia, Inc........................................... 156,000      19,551
  #*Jaguar Mining, Inc..................................... 132,369     102,190
    Jean Coutu Group PJC, Inc. Class A (The)...............  85,900   1,307,361
    Just Energy Group, Inc. (48213W101)....................   6,432      63,998
   #Just Energy Group, Inc. (B63MCN1)...................... 120,423   1,194,088
   *Katanga Mining, Ltd.................................... 525,231     389,684
    K-Bro Linen, Inc.......................................   1,142      34,006
   #Keyera Corp............................................  21,659   1,127,032
   #Killam Properties, Inc.................................  55,960     729,376
   *Kimber Resources, Inc..................................   2,740       1,044
   *Kingsway Financial Services, Inc.......................  15,975      65,989
   *Kinross Gold Corp. (496902404).........................  24,306     200,038
    Kinross Gold Corp. (B03Z841)........................... 925,376   7,589,308
  #*Kirkland Lake Gold, Inc................................  19,100     115,856
  #*Lake Shore Gold Corp................................... 152,339     131,353
   *Laramide Resources, Ltd................................  84,421      80,409
    Laurentian Bank of Canada..............................  63,593   2,811,762
   *Le Chateau, Inc. Class A...............................  15,700      62,806
   *Legacy Oil & Gas, Inc.................................. 233,741   1,626,391
    Leisureworld Senior Care Corp..........................  37,273     473,106
    Leon's Furniture, Ltd..................................  36,579     498,038
   #Linamar Corp...........................................  83,672   2,147,587
    Liquor Stores N.A., Ltd................................  35,325     674,695
   #Loblaw Cos., Ltd.......................................  93,621   3,760,234
   *Long Run Exploration, Ltd.............................. 145,027     639,783
   *Lundin Mining Corp..................................... 806,453   4,147,888
   *MacDonald Dettweiler & Associates, Ltd.................  31,419   1,975,737
    Magna International, Inc............................... 167,874   8,774,084
  #*Mainstreet Equity Corp.................................   5,282     173,436
   *Major Drilling Group International, Inc................ 121,212   1,204,342
    Manitoba Telecom Services, Inc.........................  24,100     801,964
   #Manulife Financial Corp................................ 747,004  10,784,898
   *Maple Leaf Foods, Inc.................................. 128,600   1,654,239
   *Martinrea International, Inc........................... 125,872   1,139,587
   *Maxim Power Corp.......................................  24,537      67,653
   *MBAC Fertilizer Corp...................................   4,500      15,611
   *McCoy Corp.............................................   1,600       7,491
   *McEwen Mining--Minera Andes Acquisition Corp........... 112,338     351,408
    Mediagrif Interactive Technologies, Inc................   1,100      21,506
    Medical Facilities Corp................................   1,400      20,283
   *MEG Energy Corp........................................  93,320   3,189,572
   *MEGA Brands, Inc.......................................   5,548      59,685
    Melcor Developments, Ltd...............................     100       1,940
  #*Mercator Minerals, Ltd................................. 131,933      62,170
   #Methanex Corp.......................................... 127,300   4,578,154
  #*Metro, Inc.............................................  80,200   4,978,929
   *MGM Energy Corp........................................     248          80
   #Migao Corp.............................................  61,406     104,662
  #*Mood Media Corp........................................  21,268      39,662
    Morneau Shepell, Inc...................................  48,307     627,206
   *MTY Food Group, Inc....................................     300       7,456
    Mullen Group, Ltd......................................  77,632   1,787,855

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
    National Bank of Canada............................... 103,598 $ 8,238,814
    Nevsun Resources, Ltd................................. 106,807     451,900
    New Flyer Industries, Inc.............................   1,050      10,159
   *New Gold, Inc......................................... 286,600   2,784,393
   *New Millennium Iron Corp..............................  65,755      75,815
    Newalta Corp..........................................  82,968   1,335,108
    Nexen, Inc............................................ 417,198  11,159,858
   *Niko Resources, Ltd...................................  41,450     432,619
   *Norbord, Inc..........................................  39,137   1,147,741
   #Nordion, Inc.......................................... 145,226   1,022,144
  #*North American Energy Partners, Inc...................  15,676      58,938
  #*North American Palladium, Ltd......................... 219,645     367,763
   #North West Co., Inc. (The)............................  21,917     508,481
   #Northland Power, Inc..................................  83,751   1,641,600
  #*NovaGold Resources, Inc...............................  78,100     347,668
  #*Nuvista Energy, Ltd................................... 151,039     791,993
   *Nuvo Research, Inc....................................  32,000       2,406
  #*OceanaGold Corp....................................... 451,509   1,231,306
   *Onex Corp.............................................  83,587   3,642,161
   *Open Text Corp........................................  49,000   2,858,251
   *Oromin Explorations, Ltd..............................   4,303       3,236
  #*Orvana Minerals Corp..................................  85,324      82,125
   *Osisko Mining Corp.................................... 481,574   3,336,351
   *Pace Oil & Gas, Ltd...................................  64,988     209,807
   #Pacific Rubiales Energy Corp.......................... 164,971   3,848,882
   *Paladin Labs, Inc.....................................  11,633     515,985
   #Pan American Silver Corp.............................. 259,003   4,523,599
  #*Paramount Resources, Ltd. Class A.....................  37,465   1,217,030
   *Parex Resources, Inc..................................  40,179     229,617
   #Parkland Fuel Corp....................................  32,016     636,532
   *Pason Systems, Inc....................................  37,359     637,133
   *Patheon, Inc..........................................  15,154      55,912
    Pembina Pipeline Corp. (706327103)....................   9,413     273,730
   #Pembina Pipeline Corp. (B4PT2P8)...................... 137,904   4,001,347
   #Pengrowth Energy Corp................................. 712,087   3,248,442
   #Penn West Petroleum, Ltd.............................. 371,430   3,757,498
  #*Perpetual Energy, Inc.................................  88,029      87,376
   *Petaquilla Minerals, Ltd..............................  99,811      56,040
   *PetroBakken Energy, Ltd............................... 293,506   2,589,582
   *Petrobank Energy & Resources, Ltd..................... 156,828     135,224
   #Petrominerales, Ltd................................... 142,704   1,270,515
   #Peyto Exploration & Development Corp..................  70,760   1,633,136
    PHX Energy Services Corp..............................  21,619     205,266
   *Pilot Gold, Inc.......................................  10,300      20,344
   *Pine Cliff Energy, Ltd................................  25,650      22,888
   *Points International, Ltd.............................   6,420      75,953
   *Polaris Miner Corp....................................   7,200       6,858
   #Poseidon Concepts Corp................................  64,303      81,233
    Potash Corp. of Saskatchewan, Inc.....................  50,900   2,162,255
    Precision Drilling Corp. (74022D308)..................  17,860     163,419
    Precision Drilling Corp. (B5YPLH9).................... 332,149   3,043,756
   #Premium Brands Holdings Corp..........................  26,789     461,972
   *Primero Mining Corp. (74164W106)...................... 101,889     632,731
  #*Primero Mining Corp. (B4Z8FV2)........................  17,344     107,987
   #Progressive Waste Solutions, Ltd...................... 147,062   3,267,389
   *ProMetic Life Sciences, Inc...........................   5,000       1,755
   #Pulse Seismic, Inc....................................  73,608     212,544
   *Pure Technologies, Ltd................................     400       1,757
   *QLT, Inc..............................................  68,696     547,557
    Quebecor, Inc. Class B................................  59,900   2,524,760
  #*Questerre Energy Corp. Class A........................  81,025      74,737

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
   *Ram Power Corp........................................ 117,525 $    28,869
    Reitmans Canada, Ltd..................................   1,346      16,127
   *Reitmans Canada, Ltd. Class A.........................  64,127     809,464
  #*Research In Motion, Ltd. (2117265).................... 282,291   3,656,707
   *Research In Motion, Ltd. (760975102).................. 102,717   1,333,267
   *Richelieu Hardware, Ltd...............................  12,606     499,235
   *Richmont Mines, Inc...................................  29,228      89,671
   #Ritchie Brothers Auctioneers, Inc.....................  62,100   1,354,819
   *RMP Energy, Inc....................................... 180,892     602,127
   *Rock Energy, Inc......................................  25,600      36,447
    Rocky Mountain Dealerships, Inc.......................  17,342     214,906
   #Rogers Communications, Inc. Class B...................  37,700   1,751,950
    Rogers Sugar, Inc.....................................  95,123     606,559
    RONA, Inc............................................. 218,616   2,654,341
   #Royal Bank of Canada.................................. 326,040  20,306,401
   *RS Technologies, Inc..................................     174           7
  #*Russel Metals, Inc....................................  94,620   2,658,164
  #*San Gold Corp.........................................  62,431      42,564
  #*Sandvine Corp......................................... 349,487     623,708
   *Santonia Energy, Inc.................................. 118,625     156,993
   *Saputo, Inc...........................................  29,700   1,476,960
   #Savanna Energy Services Corp.......................... 138,679   1,017,776
  #*Scorpio Mining Corp................................... 182,679     181,324
    Sears Canada, Inc.....................................   4,682      44,783
   *Secure Energy Services, Inc...........................  85,391     895,518
   #SEMAFO, Inc........................................... 365,247   1,021,696
   #Shaw Communictions, Inc. Class B......................  77,902   1,822,972
    ShawCor, Ltd. Class A.................................  58,488   2,351,483
    Sherritt International Corp........................... 524,771   3,093,697
   #Shoppers Drug Mart Corp............................... 104,200   4,325,125
   *Shore Gold, Inc....................................... 249,227      52,474
   *Sierra Wireless, Inc..................................  51,526     586,861
   *Silver Standard Resources, Inc. (2218458)............. 112,437   1,356,143
   *Silver Standard Resources, Inc. (82823L106)...........  29,820     359,331
    Silver Wheaton Corp...................................  67,780   2,358,777
   *SNC-Lavalin Group, Inc................................  19,800     884,389
    Softchoice Corp.......................................  15,763     188,069
   *Sonde Resources Corp..................................  14,187      22,758
  #*Southern Pacific Resource Corp........................ 665,787     801,027
  #*SouthGobi Resources, Ltd.............................. 103,376     238,385
   #Sprott Resource Corp.................................. 140,558     639,797
    Sprott Resource Lending Corp.......................... 117,078     176,075
    Sprott, Inc...........................................  46,135     194,272
  #*St. Andrew Goldfields, Ltd............................  98,500      48,885
   #Stantec, Inc..........................................  57,965   2,374,624
    Stella-Jones, Inc.....................................   3,250     246,047
   *Stornoway Diamond Corp................................   8,283       7,142
    Strad Energy Services, Ltd............................   1,000       3,639
   #Student Transportation, Inc...........................  59,193     385,757
   #Sun Life Financial, Inc............................... 341,061   9,950,747
    Suncor Energy, Inc. (867224107).......................  19,944     678,495
    Suncor Energy, Inc. (B3NB1P2)......................... 654,429  22,242,975
   *SunOpta, Inc. (2817510)...............................  71,753     512,213
   *SunOpta, Inc. (8676EP108).............................  17,971     128,672
   *Sun-Rype Products, Ltd................................     100         667
   #Superior Plus Corp.................................... 144,438   1,572,686
   *Surge Energy, Inc.....................................  61,941     217,359
   *TAG Oil, Ltd..........................................  23,122     108,261
    Talisman Energy, Inc. (2068299)....................... 484,300   6,050,108
    Talisman Energy, Inc. (87425E103)..................... 322,068   4,032,291
   *Taseko Mines, Ltd..................................... 300,689     997,875

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
    Teck Resources, Ltd. Class A..........................   1,294 $    49,196
    Teck Resources, Ltd. Class B.......................... 279,087  10,171,258
    Telus Corp. Non-Voting................................  44,870   3,019,525
   *Tembec, Inc...........................................  66,710     196,639
   *Teranga Gold Corp. (B4L8QT1)..........................  41,624      82,675
   *Teranga Gold Corp. (B5TDK82)..........................   4,515       8,918
   *Tethys Petroleum, Ltd.................................  35,628      20,361
  #*Theratechnologies, Inc................................  55,200      28,225
  #*Thompson Creek Metals Co., Inc........................ 304,208   1,235,254
   #Thomson Reuters Corp.................................. 168,078   5,148,168
    Tim Hortons, Inc......................................  31,600   1,584,436
   *Timminco, Ltd.........................................  17,306          17
   *Timmins Gold Corp.....................................  55,277     154,625
    TORC Oil & Gas, Ltd...................................  47,911     106,640
   *Toromont Industries, Ltd..............................  60,167   1,339,189
   #Toronto-Dominion Bank (The) (2897222)................. 350,772  29,291,959
   *Toronto-Dominion Bank (The) (891160509)...............   1,997     166,829
    Torstar Corp. Class B.................................  81,400     645,552
   #Total Energy Services, Inc............................  42,910     653,932
  #*Tourmaline Oil Corp................................... 118,548   4,023,310
   #TransAlta Corp........................................ 316,528   5,090,344
   *Transat AT, Inc. Class B..............................   2,900      17,707
   #TransCanada Corp...................................... 257,270  12,177,378
    Transcontinental, Inc. Class A........................ 112,398   1,308,342
    TransForce, Inc.......................................  81,693   1,814,217
   *TransGlobe Energy Corp. (2470548).....................  74,917     640,708
   *TransGlobe Energy Corp. (893662106)...................  20,206     172,963
   #Trican Well Service, Ltd.............................. 266,174   3,642,746
   #Trilogy Energy Corp...................................  14,500     412,001
    Trinidad Drilling, Ltd................................ 219,769   1,586,462
   *TSO3, Inc.............................................   5,400       5,089
   *Turquoise Hill Resources, Ltd. (900435108)............  74,845     580,049
  #*Turquoise Hill Resources, Ltd. (B7WJ1F5).............. 122,120     940,326
   *TVA Group, Inc. Class B...............................   4,447      42,959
    Twin Butte Energy, Ltd................................ 347,383     926,448
    Uni-Select, Inc.......................................  18,664     444,613
  #*Uranium One, Inc...................................... 752,345   2,051,713
   *Ur-Energy, Inc........................................  68,325      60,283
   *US Silver & Gold, Inc.................................   9,300      19,208
   *Valeant Pharmaceuticals International, Inc............  37,311   2,474,182
   #Valener, Inc..........................................  18,262     294,602
   *Vecima Network, Inc...................................   2,200      10,257
   #Veresen, Inc.......................................... 207,272   2,668,310
   *Veris Gold Corp.......................................  14,523      25,045
   #Vermilion Energy, Inc.................................  11,904     610,596
    Vicwest, Inc..........................................   4,852      66,938
   *Vitran Corp., Inc.....................................   2,400      15,809
   #Wajax Corp............................................  15,900     710,351
    WaterFurnace Renewable Energy, Inc....................   1,587      25,617
   *Wescast Industries, Inc...............................     247       2,516
   *Wesdome Gold Mines, Ltd...............................  85,051      75,893
    West Fraser Timber Co., Ltd...........................  47,564   3,818,377
    Western Energy Services Corp..........................     300       2,229
   *Western Forest Products, Inc.......................... 112,025     148,258
    Westjet Airlines, Ltd.................................   6,100     127,822
  #*Westport Innovations, Inc.............................  18,628     509,870
    Westshore Terminals Investment Corp...................   4,854     139,089
   *Whitecap Resources, Inc............................... 219,655   2,107,580
   #Wi-Lan, Inc........................................... 203,999     928,570
    Winpak, Ltd...........................................  27,260     464,628
   *Winstar Resources, Ltd................................   2,000       5,494

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
   *Wireless Matrix Corp................................    29,700 $     16,973
   *Xtreme Drilling & Coil Services Corp................    17,126       26,614
    Yamana Gold, Inc....................................   565,316    9,238,671
  #*YM Biosciences, Inc.................................    15,400       45,240
   #Zargon Oil & Gas, Ltd...............................    38,397      304,127
    ZCL Composite, Inc..................................    10,000       58,051
                                                                   ------------
TOTAL CANADA............................................            736,938,738
                                                                   ------------
CHINA -- (0.0%)
  #*China Public Procurement, Ltd.......................   920,000           --
   *China Resources & Transportation Group, Ltd......... 5,600,000      212,994
    China WindPower Group, Ltd.......................... 4,743,400      177,274
   *Hanfeng Evergreen, Inc..............................    42,625       92,310
    Lee & Man Chemical Co., Ltd.........................   316,000      200,862
                                                                   ------------
TOTAL CHINA.............................................                683,440
                                                                   ------------
COLOMBIA -- (0.0%)
   *Platino Energy Corp.................................     9,692       13,410
                                                                   ------------
DENMARK -- (0.9%)
    A.P. Moeller-Maersk A.S. Series A...................       263    1,988,731
    A.P. Moeller-Maersk A.S. Series B...................       648    5,169,251
   *Alk-Abello A.S......................................    11,138      843,462
   *Alm. Brand A.S......................................   144,167      443,813
   *Amagerbanken A.S....................................   347,815           --
   *Ambu A.S. Series B..................................     2,123       60,530
   *Auriga Industries A.S. Series B.....................    29,447      580,823
   *Bang & Olufsen Holdings A.S.........................    66,220      776,969
  #*Bavarian Nordic A.S.................................    41,408      352,258
    BoConcept Holding A.S...............................       450        8,627
    Brodrene Hartmann A.S. Series B.....................     2,300       46,259
    Carlsberg A.S. Series B.............................    60,062    6,424,749
    Chr. Hansen Holding A.S.............................    81,746    2,891,478
    Coloplast A.S. Series B.............................    16,250      857,285
   *D/S Norden A.S......................................    45,480    1,396,396
   *Dalhoff Larsen & Horneman A.S.......................     8,407        6,891
   *Danske Bank A.S.....................................   330,717    6,337,273
    DFDS A.S............................................     3,339      173,762
   *DiBa Bank A.S.......................................     6,000       29,205
   *Djursland Bank A.S..................................     1,040       25,600
   *DSV A.S.............................................   124,906    3,202,224
   *East Asiatic Co., Ltd. A.S..........................    21,026      415,808
   *FLSmidth & Co. A.S..................................    65,916    4,084,132
    Fluegger A.S. Series B..............................       350       21,943
   *Genmab A.S..........................................    52,417      935,722
   *GN Store Nord A.S...................................   283,334    4,610,128
    Gronlandsbanken A.S.................................       290       31,089
   *H&H International A.S. Series B.....................     5,798       31,495
   *H. Lundbeck A.S.....................................    80,970    1,280,578
    Harboes Bryggeri A.S................................     2,462       39,158
   *IC Companys A.S.....................................     9,134      212,330
    Jeudan A.S..........................................     1,880      153,295
   *Jyske Bank A.S......................................   110,340    3,587,453
   *NeuroSearch A.S.....................................    16,910       10,748
   *Newcap Holding A.S..................................    24,798        2,133
  #*NKT Holding A.S.....................................    47,437    1,677,328
    Nordjyske Bank A.S..................................     3,195       46,605
    Norresundby Bank A.S................................       880       23,450
    North Media A.S.....................................     3,000        9,610
    Novo-Nordisk A.S. Series B..........................     2,142      394,325
    Novo-Nordisk A.S. Sponsored ADR.....................    25,483    4,697,791

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
DENMARK -- (Continued)
   *Novozymes A.S. Series B...............................  62,143 $ 2,036,519
   *Ostjydsk Bank A.S.....................................     380       9,612
  #*Pandora A.S...........................................  90,301   2,231,384
   *Parken Sport & Entertainment A.S......................   5,510      66,135
    Per Aarsleff A.S. Series B............................   1,808     160,383
   *Ringkjoebing Landbobank A.S...........................   3,301     498,978
   *Rockwool International A.S. Series B..................  12,291   1,472,890
   *Royal Unibrew A.S.....................................  14,746   1,368,921
    Schouw & Co. A.S......................................  27,071     809,256
   *SimCorp A.S...........................................   2,559     612,629
   *Skjern Bank A.S.......................................     210         824
   *Solar Holdings A.S. Series B..........................   6,279     291,581
   *Spar Nord Bank A.S....................................  74,031     387,825
   *Sparekassen Faaborg A.S...............................     271       8,781
   *Sydbank A.S........................................... 133,021   2,621,834
   *TDC A.S............................................... 433,456   3,322,102
    Tivoli A.S............................................      90      48,181
  #*TK Development A.S....................................  49,771     113,412
   *Topdanmark A.S........................................  11,696   2,565,104
   *TopoTarget A.S........................................ 133,513      56,005
   *Topsil Semiconductor Materials A.S.................... 345,651      24,049
   *Torm A.S..............................................  17,487       4,485
   *Torm A.S. ADR.........................................      --           1
   *Tryg A.S..............................................  30,555   2,401,161
    United International Enterprises A.S..................   2,281     415,796
  #*Vestas Wind Systems A.S............................... 169,241   1,026,135
   *Vestjysk Bank A.S.....................................  23,224      48,507
   *William Demant Holding A.S............................   5,116     448,361
   *Zealand Pharma A.S....................................   4,177      72,144
                                                                   -----------
TOTAL DENMARK.............................................          77,003,702
                                                                   -----------
FINLAND -- (1.3%)
    Ahlstrom Oyj..........................................  21,278     403,033
   *Aktia Oyj Series A....................................   1,669      13,944
   *Alma Media Oyj........................................  23,225     154,851
   *Amer Sports Oyj....................................... 166,209   2,647,597
    Aspo Oyj..............................................   8,353      73,656
    Atria P.L.C...........................................  20,059     200,569
   *Bank of Aland P.L.C. Series B.........................   1,250      14,103
    BasWare Oyj...........................................   4,560     120,090
   *Biotie Therapies Corp. Oyj............................ 220,242     125,290
  #*Cargotec Oyj Series B.................................  63,285   1,782,677
   *Citycon Oyj........................................... 255,425     853,470
   *Componenta Oyj........................................   4,400      12,173
    Comptel P.L.C.........................................  51,194      30,625
    Cramo Oyj.............................................  25,439     351,304
    Digia P.L.C...........................................  10,944      45,179
    Efore Oyj.............................................   7,109       6,954
   *Elcoteq SE............................................  12,700          --
   *Elektrobit Corp. Oyj.................................. 432,247     480,820
   *Elisa Oyj.............................................  89,579   2,130,080
    Etteplan Oyj..........................................   7,036      27,262
   *Finnair Oyj........................................... 103,789     422,383
   *Finnlines Oyj.........................................  17,325     180,034
   *Fiskars Oyj Abp.......................................  29,904     767,511
   *Fortum Oyj............................................ 343,830   6,433,556
    F-Secure Oyj..........................................  60,115     145,624
    HKScan Oyj Series A...................................  30,767     173,604
   *Huhtamaki Oyj......................................... 125,561   2,278,799
    Ilkka-Yhtyma Oyj......................................  29,672     201,203
  #*KCI Konecranes Oyj....................................  54,923   1,847,317

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
  #*Kemira Oyj..........................................   153,380 $  2,429,891
   *Kesko Oyj Series A..................................     2,210       73,463
   *Kesko Oyj Series B..................................   115,106    3,766,606
  #*Kone Oyj Series B...................................    34,661    2,859,345
    Laennen Tehtaat Oyj.................................     1,800       35,917
   *Lassila & Tikanoja Oyj..............................    31,918      530,395
    Lemminkainen Oyj....................................    20,150      426,140
  #*Mesta Board Oyj.....................................   333,849    1,110,730
    Metso Oyj...........................................   146,329    6,543,127
    Metso Oyj Sponsored ADR.............................    10,246      460,660
  #*Neste Oil Oyj.......................................   205,183    3,274,698
   #Nokia Oyj........................................... 2,031,115    7,972,082
   #Nokia Oyj Sponsored ADR.............................   159,500      625,240
   *Nokian Renkaat Oyj..................................    71,615    3,079,341
    Okmetic Oyj.........................................    21,251      137,798
    Olvi Oyj Series A...................................     7,269      213,353
   #Oriola-KD Oyj Series A..............................     1,000        3,316
    Oriola-KD Oyj Series B..............................   121,411      395,648
    Orion Oyj Series A..................................    19,490      538,568
   *Orion Oyj Series B..................................    49,748    1,388,399
  #*Outokumpu Oyj....................................... 1,400,954    1,450,333
   *Outotec Oyj.........................................    25,770    1,620,923
   *PKC Group Oyj.......................................    20,939      476,018
   *Pohjola Bank P.L.C. Series A........................   241,942    4,138,798
    Ponsse Oyj..........................................    52,192      480,294
  #*Poyry Oyj...........................................    23,672      101,234
   *Raisio P.L.C. Series V..............................   177,874      764,805
   *Ramirent Oyj........................................    95,840      930,721
    Rapala VMC Oyj......................................    14,912       95,137
  #*Rautaruukki Oyj Series K............................   161,766    1,163,592
   *Ruukki Group Oyj....................................   207,434      126,524
    Saga Furs Oyj.......................................     2,727       84,425
   *Sampo Oyj Series A..................................   293,101   10,521,793
   #Sanoma Oyj..........................................   118,015    1,193,892
   *Scanfil P.L.C.......................................    17,754       21,973
    Sievi Capital P.L.C.................................    17,754       23,833
    Stockmann Oyj Abp Series A..........................     8,998      178,916
  #*Stockmann Oyj Abp Series B..........................    40,201      790,148
   *Stora Enso Oyj Series R.............................   771,985    5,505,613
    Stora Enso Oyj Sponsored ADR........................   109,100      771,337
    Technopolis Oyj.....................................    81,721      425,350
   *Tecnomen Lifetree Oyj...............................   212,996       51,965
    Teleste Oyj.........................................     6,970       39,014
   *Tieto Oyj...........................................    77,807    1,730,379
  #*Tikkurila Oyj.......................................    19,590      418,960
   *UPM-Kymmene Oyj.....................................   783,238    9,576,649
   #UPM-Kymmene Oyj Sponsored ADR.......................    78,154      952,697
  #*Uponor Oyj Series A.................................    69,886      978,498
   *Vacon Oyj...........................................     3,260      193,787
    Vaisala Oyj Series A................................     4,589      116,390
   *Wartsila OYJ Abp....................................    88,040    4,183,970
  #*Yit Oyj.............................................   138,134    3,042,502
                                                                   ------------
TOTAL FINLAND...........................................            109,938,895
                                                                   ------------
FRANCE -- (6.8%)
   *Accor SA............................................    73,720    2,877,639
   *Aeroports de Paris SA...............................    13,446    1,108,285
   *Air France-KLM......................................   260,060    2,827,554
   *Air Liquide SA......................................    24,693    3,152,571
    Akka Technologies SA................................     2,360       71,990
  #*Alcatel-Lucent SA................................... 2,095,839    3,502,241

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (Continued)
  #*Alcatel-Lucent SA Sponsored ADR...................... 1,716,276 $ 2,849,018
   *Alstom SA............................................    46,144   2,045,377
    Altamir Amboise SA...................................    26,476     281,515
   *Alten SA.............................................    29,454   1,132,071
   *Altran Technologies SA...............................   177,708   1,344,468
   *April SA.............................................    24,454     521,235
  #*Archos SA............................................    39,469     216,123
   *Arkema SA............................................    74,677   8,466,811
   *Artprice.com SA......................................     1,232      43,730
   *Assystem.............................................    14,362     323,139
   *Atari SA.............................................     9,569      11,174
   *AtoS SA..............................................    53,894   3,939,250
    Aubay SA.............................................     3,818      27,854
    Audika Groupe SA.....................................     1,627      20,218
    Aurea SA.............................................       515       3,230
   *Avanquest Software SA................................       720       1,826
   *AXA SA...............................................   381,306   7,059,817
    AXA SA Sponsored ADR.................................   468,270   8,639,582
    Axway Software SA....................................     4,011      92,655
  #*Beneteau SA..........................................    33,613     375,095
   *Bigben Interactive SA................................     3,126      34,664
   *BioAlliance Pharma SA................................    11,316      82,577
   *bioMerieux SA........................................     8,081     771,601
   *BNP Paribas SA.......................................   500,741  31,418,474
   *Boiron SA............................................     7,830     333,453
    Bollore SA...........................................     6,742   2,431,267
   *Bonduelle SCA........................................     6,421     673,518
   *Bongrain SA..........................................     8,787     584,960
  #*Bourbon SA...........................................    66,529   2,029,611
   *Boursorama SA........................................    31,347     264,811
    Bouygues SA..........................................   177,264   5,029,643
   *Bull SA..............................................    57,078     251,768
   *Bureau Veritas SA....................................     9,495   1,136,470
   *Cap Gemini SA........................................   209,283  10,085,414
   *Carrefour SA.........................................   159,378   4,543,855
   *Casino Guichard Perrachon SA.........................    45,383   4,444,300
   *Cegedim SA...........................................     2,063      60,120
    Cegid Group SA.......................................     7,382     152,739
   *Christian Dior SA....................................    13,150   2,296,319
   *Cie de Saint-Gobain SA...............................   381,987  15,718,322
   *Cie Generale de Geophysique - Veritas SA.............    80,827   2,341,518
   #Cie Generale de Geophysique - Veritas SA Sponsored
     ADR.................................................   123,954   3,598,385
   *Cie Generale des Etablissements Michelin SA Series B.   125,114  11,635,972
   *Cie Generale D'Optique Essilor Intenational SA.......    30,853   3,144,821
    Ciments Francais SA..................................     8,722     529,287
   *Club Mediterranee SA.................................    40,276     762,896
   *CNP Assurances SA....................................   179,545   2,968,262
   *Credit Agricole SA...................................   865,330   8,553,586
   *Danone SA............................................    42,172   2,921,392
    Danone SA Sponsored ADR..............................    35,600     498,400
   *Dassault Systemes SA.................................     7,772     864,183
   #Dassault Systemes SA ADR.............................     5,637     626,834
   *Derichebourg SA......................................   154,415     750,678
    Devoteam SA..........................................     2,950      45,243
   *Edenred SA...........................................    96,273   3,085,045
   *Eiffage SA...........................................    57,158   2,565,218
    Electricite de France SA.............................   118,785   2,280,366
    Electricite de Strasbourg SA.........................       606      77,043
   *Eramet SA............................................     7,656   1,086,192
   *Esso SA Francaise....................................     3,968     317,944
   *Establissements Maurel et Prom SA....................   147,275   2,719,764

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
FRANCE -- (Continued)
   *Etam Developpement SA.................................  22,669 $   668,845
   *Euler Hermes SA.......................................  22,093   1,970,630
   *Euro Disney SCA.......................................  21,207     147,603
   *Eurofins Scientific SA................................   6,065   1,083,472
   *European Aeronautic Defence & Space Co. SA............ 160,853   7,540,939
  #*Eutelsat Communications SA............................  19,212     659,953
    Exel Industries SA Series A...........................   1,907     101,394
   *Faiveley Transport SA.................................   6,908     473,006
   *Faurecia SA...........................................  67,277   1,185,531
    Fimalac SA............................................   9,338     472,935
    Fleury Michon SA......................................     761      45,579
   *France Telecom SA..................................... 619,690   7,037,655
    France Telecom SA Sponsored ADR....................... 212,700   2,424,780
   *GameLoft SE...........................................  36,842     253,002
   *Gascogne SA...........................................     551       3,564
    Gaumont SA............................................     768      41,266
  #*GDF Suez SA........................................... 659,288  13,524,373
    GDF Suez SA Sponsored ADR.............................     668      13,694
  #*GECI International SA.................................  20,581      50,021
  #*Gemalto NV............................................  71,209   6,338,423
   *GFI Informatique SA...................................  64,501     266,281
    GL Events SA..........................................  15,298     377,693
    Groupe Crit SA........................................   2,059      42,554
   *Groupe Eurotunnel SA.................................. 671,348   5,708,674
    Groupe Flo SA.........................................  10,366      45,124
    Groupe Open SA........................................   2,036      16,225
   *Groupe Partouche SA...................................  16,869      24,502
   *Groupe Steria SCA.....................................  46,703     867,571
    Guerbet SA............................................   1,114     169,088
   *Haulotte Group SA.....................................  23,472     194,794
   *Havas SA.............................................. 363,253   2,377,545
    Hermes International SA...............................   4,522   1,469,431
  #*Hi-Media SA...........................................  62,662     172,559
   *Iliad SA..............................................   4,477     829,409
   *Imerys SA.............................................  41,503   2,744,506
   *Ingenico SA...........................................  45,018   2,837,888
  #*Interparfums SA.......................................   4,989     164,295
   *Ipsen SA..............................................  22,989     808,780
   *Ipsos SA..............................................  46,812   1,865,855
    Jacquet Metal Service SA..............................  13,544     175,811
   *JCDecaux SA...........................................  52,548   1,467,720
    Korian SA.............................................   8,210     160,038
    L.D.C. SA.............................................     178      23,681
    Lafarge SA............................................ 158,247   9,664,302
    Lafarge SA Sponsored ADR..............................  82,410   1,255,104
   *Lagardere SCA......................................... 183,343   6,627,097
    Laurent-Perrier SA....................................   2,478     232,148
    Lectra SA.............................................  34,613     248,059
   *Legrand SA............................................  47,639   2,161,232
   *Lisi SA...............................................   4,351     383,879
   *L'Oreal SA............................................  13,876   2,060,483
   *LVMH Moet Hennessy Louis Vuitton SA...................  17,187   3,235,900
   *M6 Metropole Television SA............................  52,075     871,523
    Maisons France Confort SA.............................   3,179     124,319
   *Manitou BF SA.........................................  17,121     305,148
    Manutan International SA..............................   1,789      87,025
  #*Maurel et Prom Nigeria SA............................. 161,823     575,875
   *Medica SA.............................................  57,933   1,103,253
    Mersen SA.............................................  25,543     747,963
    Montupet SA...........................................  24,322     303,205
    Mr. Bricolage SA......................................   8,989     122,585

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
   *Natixis SA............................................. 844,911 $ 3,347,865
   *Naturex SA.............................................   4,959     395,277
  #*Neopost SA.............................................  26,851   1,532,637
  #*Nexans SA..............................................  36,612   1,896,177
   *Nexity SA..............................................  42,523   1,297,801
   *NicOx SA............................................... 118,601     552,032
    Norbert Dentressangle SA...............................   6,139     539,122
    NRJ Group SA...........................................  65,968     544,900
    Oeneo SA...............................................  33,197     117,140
   *Orco Property Group SA.................................   3,090      11,451
  #*Orpea SA...............................................  39,518   1,685,522
  #*PagesJaunes Groupe SA.................................. 151,916     588,158
   *Parrot SA..............................................   6,144     237,592
  #*Pernod-Ricard SA.......................................  81,148  10,157,510
  #*Peugeot SA............................................. 300,422   2,341,471
   #Pierre & Vacances SA...................................   7,043     150,355
   *Plastic Omnium SA......................................  30,414   1,189,534
   *PPR SA.................................................  51,515  11,079,039
   *Publicis Groupe SA.....................................  34,815   2,278,208
   #Publicis Groupe SA ADR................................. 100,092   1,645,512
   *Rallye SA..............................................  37,736   1,333,504
   *Recylex SA.............................................  33,899     172,867
    Remy Cointreau SA......................................  20,829   2,657,323
    Renault SA............................................. 181,866  10,961,787
   *Rexel SA............................................... 168,254   3,577,801
    Robertet SA............................................     752     131,909
   *Rodriguez Group SA.....................................   5,081      24,894
   *Rougier SA.............................................     161       7,107
  #*Rubis SCA..............................................  28,460   2,061,837
   *SA des Ciments Vicat...................................  13,264     845,591
   *Safran SA..............................................  83,745   3,846,185
   *Saft Groupe SA.........................................  35,751     965,645
    Samse SA...............................................     546      46,223
    Sanofi SA.............................................. 147,180  14,347,924
    Sanofi SA ADR.......................................... 562,231  27,369,405
   *Sartorius Stedim Biotech SA............................   5,174     630,389
   *Schneider Electric SA.................................. 155,580  11,836,100
   *SCOR SE................................................ 256,376   7,381,208
   *SEB SA.................................................  23,094   1,846,251
   #Seche Environnement SA.................................   3,292     132,092
  #*Sechilienne SA.........................................  26,437     539,053
   *Sequana SA.............................................  16,852     205,796
   *SES SA.................................................  57,640   1,764,013
   *Societe BIC SA.........................................  24,301   3,269,833
   *Societe d'Edition de Canal Plus SA.....................  83,554     586,575
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco SA............................................   1,430      68,496
   *Societe Generale SA.................................... 601,863  27,177,483
    Societe Internationale de Plantations d'Heveas SA......   1,754     159,530
  #*Societe Marseillaise du Tunnel Prado Carenage SA.......   8,100     295,431
   *Societe Television Francaise 1 SA...................... 189,625   2,289,044
   *Sodexo SA..............................................  17,816   1,588,130
    Sodexo SA Sponsored ADR................................   3,800     340,442
  #*Soitec SA.............................................. 209,847     781,947
    Somfy SA...............................................   1,174     246,766
   *Sopra Group SA.........................................   4,011     288,497
   *Spir Communication SA..................................   2,571      52,827
   *ST Dupont SA...........................................  47,976      26,052
   *Stallergenes SA........................................   1,011      60,147
   *Ste Industrielle d'Aviation Latecoere SA...............   7,023      80,849
   *Stef SA................................................   3,632     192,881
    STMicroelectronics NV.................................. 670,521   5,796,515

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
  #*STMicroelectronics NV ADR............................. 344,567 $  2,973,613
    Store Electronic SA...................................      16          237
   *Suez Environnement SA................................. 159,518    2,109,433
   #Sword Group SA........................................   9,306      171,645
   #Synergie SA...........................................   4,163       48,382
   *Technicolor SA........................................  87,921      304,417
    Technicolor SA Sponsored ADR..........................   4,360       14,868
   *Technip SA............................................  13,148    1,423,646
   #Technip SA ADR........................................ 104,395    2,829,104
   *Teleperformance SA....................................  83,168    3,313,903
   *Tessi SA..............................................   1,190      131,893
    Thales SA.............................................  76,321    2,748,541
  #*Theolia SA............................................  60,534      130,743
   *Thermador Groupe......................................     134       10,765
    Total Gabon SA........................................      98       48,975
    Total SA.............................................. 141,941    7,692,062
   #Total SA Sponsored ADR................................ 595,142   32,310,259
    Touax SA..............................................     701       20,590
    Toupargel Groupe SA...................................   7,948       56,116
  #*Transgene SA..........................................  15,279      173,171
   *Trigano SA............................................  14,750      220,000
   *UbiSoft Entertainment SA.............................. 165,904    1,600,587
    Union Financiere de France Banque SA..................   1,141       28,203
   *Valeo SA..............................................  91,855    4,949,721
   *Vallourec SA.......................................... 136,880    7,427,144
   #Veolia Environnement SA............................... 170,832    2,187,223
  #*Veolia Environnement SA ADR...........................  47,101      598,183
    Viel et Compagnie SA..................................  48,096      163,796
  #*Vilmorin & Cie SA.....................................   8,353    1,101,298
   *Vinci SA.............................................. 158,559    8,071,179
   *Virbac SA.............................................   2,717      608,062
   *Vivalis SA............................................   4,763       43,013
   *Vivendi SA............................................ 661,308   14,162,213
    VM Materiaux SA.......................................     811       17,432
    Vranken-Pommery Monopole SA...........................   3,897      111,684
   *Zodiac Aerospace SA...................................  42,703    4,675,120
                                                                   ------------
TOTAL FRANCE..............................................          561,658,045
                                                                   ------------
GERMANY -- (5.5%)
    A.S. Creation Tapeton AG..............................     906       44,344
   *Aareal Bank AG........................................  83,974    2,000,459
   *Adidas-Salomon AG.....................................  71,280    6,619,568
   *ADVA Optical Networking SE............................  60,429      368,778
   *Air Berlin P.L.C......................................  74,923      181,431
  #*Aixtron SE............................................ 100,795    1,378,152
    ALBA SE...............................................   5,028      429,799
    Allgeier SE...........................................     290        4,628
   *Allianz SE............................................ 123,895   17,727,671
    Allianz SE Sponsored ADR.............................. 984,886   14,074,021
   *Amadeus Fire AG.......................................   2,337      133,254
   *Analytik Jena AG......................................   3,242       48,632
    Asian Bamboo AG.......................................  12,050      106,597
   *Aurubis AG............................................  53,974    4,048,625
  #*Axel Springer AG......................................  45,749    2,137,331
    Baader Bank AG........................................   8,982       24,393
    Balda AG..............................................  11,416       63,963
   *BASF SE...............................................  60,260    6,103,131
    BASF SE Sponsored ADR.................................  58,000    5,872,500
   #Bauer AG..............................................  15,250      445,042
   *Bayer AG..............................................  79,483    7,843,550
   #Bayer AG Sponsored ADR................................  10,700    1,057,802

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
GERMANY -- (Continued)
   *Bayerische Motoren Werke AG.........................   142,292 $14,331,343
   *BayWa AG............................................    19,593     976,644
   *Bechtle AG..........................................    18,848     850,891
    Beiersdorf AG.......................................    16,830   1,477,047
   *Bertrandt AG........................................     3,592     395,431
   *Bijou Brigitte AG...................................     1,305     129,321
   *Bilfinger SE........................................    57,215   5,783,117
    Biotest AG..........................................     4,237     307,975
   *Boewe Systec AG.....................................       836         117
   *Borussia Dortmund GmbH & Co. KGaA...................   100,667     418,825
   *Brenntag AG.........................................    11,260   1,603,111
   *CANCOM AG...........................................    14,917     294,135
   *Carl Zeiss Meditec AG...............................    29,296     956,576
    CAT Oil AG..........................................    22,636     253,378
   *Celesio AG..........................................   125,896   2,286,736
    CENIT AG............................................     3,219      35,127
   *Centrotec Sustainable AG............................    13,693     287,665
   *Cewe Color Holding AG...............................     7,937     352,158
   *Colonia Real Estate AG..............................     2,454      15,391
   *Comdirect Bank AG...................................    52,505     617,476
   *Commerzbank AG...................................... 3,524,965   7,718,153
   *CompuGroup Medical AG...............................    11,148     244,957
   *Conergy AG..........................................    31,993      15,657
   *Constantin Medien AG................................    54,670     121,824
   *Continental AG......................................    68,770   8,070,840
   *CropEnergies AG.....................................    29,059     238,206
   *CTS Eventim AG......................................     9,139     326,694
  #*Curanum AG..........................................    18,039      61,968
    DAB Bank AG.........................................    13,385      70,435
    Daimler AG..........................................   415,333  24,173,124
    Data Modul AG.......................................     2,305      56,690
    DEAG Deutsche Entertainment AG......................     1,086       5,214
   #Delticom AG.........................................     3,099     149,008
    Deufol SE...........................................    10,845      15,328
    Deutsche Bank AG (5750355)..........................   338,130  17,487,775
  #*Deutsche Bank AG (D18190898)........................    99,170   5,123,122
   *Deutsche Boerse AG..................................    29,065   1,913,840
    Deutsche Lufthansa AG...............................   332,714   6,608,853
    Deutsche Post AG....................................   639,180  15,009,056
   *Deutsche Telekom AG.................................   716,538   8,802,750
    Deutsche Telekom AG Sponsored ADR...................   528,190   6,475,609
  #*Deutsche Wohnen AG..................................   126,071   2,427,172
   *Deutz AG............................................   120,259     709,439
   *Dialog Semiconductor P.L.C..........................    34,822     620,964
    DIC Asset AG........................................     7,350      85,098
    Dr. Hoenle AG.......................................     5,425      98,026
    Draegerwerk AG & Co. KGaA...........................     1,822     177,473
  #*Drillisch AG........................................    42,042     689,544
   *Duerr AG............................................     9,127     893,022
    DVB Bank SE.........................................    14,830     493,586
   *E.ON SE.............................................   609,873  10,604,557
   #E.ON SE Sponsored ADR...............................   218,470   3,801,378
    Eckert & Ziegler AG.................................     4,897     171,595
    Elmos Semiconductor AG..............................    15,409     156,495
   *ElreingKlinger AG...................................    33,921   1,199,396
  #*ENvitec Biogas AG...................................     1,467      15,840
  #*Euromicron AG.......................................    11,280     297,065
   *Evotec AG...........................................   142,137     533,564
    Fielmann AG.........................................     5,612     572,969
  #*First Sensor AG.....................................     8,351      90,034
   *Fraport AG..........................................    44,866   2,719,369

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
GERMANY -- (Continued)
  #*Freenet AG............................................ 159,888 $ 3,443,350
   *Fresenius Medical Care AG & Co. KGaA..................  14,993   1,056,834
   #Fresenius Medical Care AG & Co. KGaA ADR..............  53,000   1,865,600
    Fresenius SE & Co. KGaA...............................  78,363   9,530,697
    Fuchs Petrolub AG.....................................   3,792     268,041
   *GAGFAH SA.............................................  57,918     708,759
   *GEA Group AG.......................................... 132,782   4,811,109
   *Gerresheimer AG.......................................  33,931   1,744,545
   *Gerry Weber International AG..........................  11,433     555,399
   *Gesco AG..............................................   4,242     445,132
   *GFK SE................................................  15,595     902,733
    GFT Technologies AG...................................  13,243      61,267
  #*Gigaset AG............................................  49,566      76,876
   *Gildemeister AG.......................................  80,554   1,984,379
   *Grammer AG............................................  18,983     507,604
    Grenkeleasing AG......................................   8,480     625,254
   *GSW Immobilien AG.....................................  35,063   1,496,177
   *H&R AG................................................  15,018     251,103
  #*Hamburger Hafen und Logistik AG.......................  10,631     262,493
   *Hannover Rueckversicherung AG.........................  77,908   6,289,538
   #Hawesko Holding AG....................................   1,492      84,610
  #*Heidelberger Druckmaschinen AG........................ 318,326     682,636
  #*Heidelberger Zement AG................................ 122,677   7,733,278
   *Henkel AG & Co. KGaA..................................  22,389   1,660,788
    Highlight Communications AG...........................  16,872     103,760
   *Hochtief AG...........................................  46,071   3,006,398
   *Homag Group AG........................................     780      11,460
   *Hugo Boss AG..........................................   4,730     555,795
   *Indus Holding AG......................................  32,733   1,023,497
   *Infineon Technologies AG.............................. 217,001   1,957,227
   #Infineon Technologies AG ADR.......................... 511,176   4,615,919
    Innovation in Traffic Systems AG......................     144       4,545
   *Intershop Communications AG...........................   3,523       9,152
    Isra Vision AG........................................   2,057      77,581
  #*IVG Immobilien AG..................................... 212,005     682,161
    Jenoptik AG...........................................  73,925     807,566
   *K+S AG................................................  93,499   4,214,841
   *Kabel Deutschland Holding AG..........................  52,082   4,220,127
   *Kloeckner & Co. SE.................................... 176,599   2,234,647
   *Koenig & Bauer AG.....................................   3,131      60,699
   *Kontron AG............................................  82,353     491,988
  #*Krones AG.............................................  18,276   1,134,300
    KSB AG................................................     214     142,492
   *Kuka AG...............................................  29,056   1,127,156
   *KWS Saat AG...........................................   2,259     838,341
   *Lanxess AG............................................  61,047   5,156,597
    Leifheit AG...........................................   3,202     134,778
   *Leoni AG..............................................  49,585   2,145,565
   *Linde AG..............................................  57,553  10,490,296
   *Loewe AG..............................................   5,186      18,251
   *LPKF Laser & Electronics AG...........................   6,673     151,956
   *MAN SE................................................  32,663   3,936,534
  #*Manz AG...............................................   2,826      79,808
   *Masterflex SE.........................................     338       2,343
   *Mediclin AG...........................................  13,261      71,742
  #*Medigene AG...........................................  29,373      40,362
    Merck KGaA............................................  43,308   6,021,176
   *Metro AG..............................................  98,637   3,046,188
   *MLP AG................................................  72,867     632,952
   #Mobotix AG............................................   2,823      62,560
   *Mologen AG............................................      50         775

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
   *Morphosys AG...........................................  23,627 $   999,994
   *MTU Aero Engines Holding AG............................  23,528   2,243,566
   #Muehlbauer Holding & Co. AG............................   1,362      43,712
   *Munchener Rueckversicherungs-Gesellschaft AG...........  87,789  16,122,837
  #*MVV Energie AG.........................................  12,918     432,654
   *Nemetschek AG..........................................   2,093     108,492
    Nexus AG...............................................   2,391      28,738
  #*Nordex SE..............................................  85,044     456,087
   *NORMA Group AG.........................................  15,622     454,089
    OHB AG.................................................   7,105     145,193
   *Patrizia Immobilien AG.................................  48,817     433,577
   *Pfeiffer Vacuum Technology AG..........................   4,337     540,352
    PNE Wind AG............................................  68,848     240,910
  #*Praktiker AG........................................... 245,325     495,684
    Progress-Werk Oberkirch AG.............................   1,999      85,408
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie..............................   1,803      42,230
   *Puma SE................................................   2,996     947,014
    PVA TePla AG...........................................   8,269      28,056
   *QIAGEN NV.............................................. 276,843   5,811,641
   *QSC AG................................................. 115,601     348,158
  #*R Stahl AG.............................................   2,721     106,826
   *Rational AG............................................   1,539     466,216
    Rheinmetall AG.........................................  58,921   3,136,467
    Rhoen-Klinikum AG...................................... 140,590   2,949,267
   *RWE AG................................................. 225,596   8,482,750
   *S&T AG.................................................     212         642
   *SAF-Holland SA.........................................  76,849     627,644
   *Salzgitter AG..........................................  56,489   2,633,237
   *SAP AG.................................................     496      40,675
  #*SAP AG Sponsored ADR...................................  54,592   4,477,636
   *Schaltbau Holding AG...................................   2,895     136,153
   *Sedo Holding AG........................................     133         443
  #*SGL Carbon SE..........................................  47,995   2,050,422
   *SHW AG.................................................     583      23,699
   #Siemens AG Sponsored ADR............................... 200,444  21,952,627
  #*Singulus Technologies AG...............................  59,558     117,334
   #Sixt AG................................................  25,909     589,029
    SKW Stahl-Metallurgie Holding AG.......................   9,872     176,813
  #*Sky Deutschland AG..................................... 401,627   2,442,269
  #*SMA Solar Technology AG................................   5,313     136,881
    SMT Scharf AG..........................................   3,892     131,477
   *Software AG............................................  41,133   1,583,723
  #*Solarworld AG.......................................... 132,271     194,231
   *Stada Arzneimittel AG..................................  88,109   3,247,044
    STINAG Stuttgart Invest AG.............................   2,186      47,953
   *STRATEC Biomedical AG..................................   3,866     200,760
  #*Stroer Out-of-Home Media AG............................  15,081     170,232
   *Suedzucker AG..........................................  87,688   3,750,851
  #*Suss Microtec AG.......................................  27,848     344,966
  #*Symrise AG.............................................  78,949   2,790,755
   #TAG Immobilien AG...................................... 180,562   2,188,868
   *Takkt AG...............................................  26,236     374,502
   *Technotrans AG.........................................   3,213      36,605
    Telegate AG............................................   3,961      42,894
   *ThyssenKrupp AG........................................ 323,976   7,864,235
   *Tipp24 SE..............................................   4,460     278,461
   *Tom Tailor Holding AG..................................  26,940     633,272
    Tomorrow Focus AG......................................   5,190      28,949
   *TUI AG................................................. 251,402   2,728,056
   *United Internet AG.....................................  42,521     988,600
   *Verbio AG..............................................  22,353      42,470

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
GERMANY -- (Continued)
    Volkswagen AG......................................    13,870 $  3,204,039
  #*Vossloh AG.........................................     8,010      833,747
   *VTG AG.............................................    15,934      301,885
  #*Wacker Chemie AG...................................    19,775    1,406,729
   *Wacker Neuson SE...................................    35,579      530,970
   *Washtec AG.........................................    51,970      634,991
   *Wincor Nixdorf AG..................................    12,753      665,936
   *Wirecard AG........................................    48,194    1,097,759
    XING AG............................................     2,319      128,552
   *zooplus AG.........................................     1,284       72,964
                                                                  ------------
TOTAL GERMANY..........................................            454,593,459
                                                                  ------------
GREECE -- (0.3%)
   *Aegean Airlines S.A................................    11,435       35,998
   *Alapis Holding Industrial & Commercial S.A. of
     Pharmaceutical Chemical Products..................    69,510        3,870
   *Alpha Bank A.E.....................................   664,535    1,149,481
   *Anek Lines S.A.....................................   140,825       35,899
   *Astir Palace Hotels S.A............................    16,370       96,758
   *Attica Bank S.A....................................    40,944       17,663
    Autohellas S.A.....................................     6,656       14,083
   *Bank of Cyprus P.L.C............................... 1,186,156      398,480
    Bank of Greece S.A.................................    20,979      483,089
    Coca-Cola Hellenic Bottling Co. S.A................    91,770    2,383,924
   #Coca-Cola Hellenic Bottling Co. S.A. ADR...........    51,857    1,332,725
   *Diagnostic & Therapeutic Center of Athens Hygeia
     S.A...............................................    64,268       51,429
   *Elektrak S.A.......................................     2,400        5,309
   *Ellaktor S.A.......................................   153,337      424,765
   *Elval - Hellenic Aluminium Industry S.A............     9,817       28,605
   *Eurobank Ergasias SA...............................   384,693      319,613
   *Euromedica S.A.....................................     5,050        3,691
    EYDAP Athens Water Supply & Sewage Co. S.A.........    23,542      191,420
   *Folli Follie Group S.A.............................    30,765      573,270
   *Forthnet S.A.......................................     6,238        6,111
   *Fourlis Holdings S.A...............................    42,377      136,576
   *Frigoglass S.A.....................................    11,866       90,921
   *GEK Terna Holding Real Estate Construction S.A.....    43,566      143,712
   *Halkor S.A.........................................    55,380       83,098
    Hellenic Exchanges S.A.............................   130,999      903,979
    Hellenic Petroleum S.A.............................   166,427    1,866,191
   *Hellenic Telecommunication Organization Co. S.A....   309,016    2,598,069
  #*Hellenic Telecommunication Organization Co. S.A.
    Sponsored ADR......................................   103,600      420,616
   *Iaso S.A...........................................    18,699       33,851
   *Intracom Holdings S.A..............................   104,325       86,555
    Intralot S.A.-Integrated Lottery Systems &
      Services.........................................   142,895      401,703
   *J&P-Avax S.A.......................................   138,549      308,971
    JUMBO S.A..........................................   110,250      954,878
   *Marfin Investment Group Holdings S.A............... 1,013,154      660,184
    Metka S.A..........................................    31,280      476,555
    Motor Oil (Hellas) Corinth Refineries S.A..........    88,770    1,024,436
   *Mytilineos Holdings S.A............................   139,596      958,290
   *National Bank of Greece S.A........................   928,699    1,466,923
  #*National Bank of Greece S.A. ADR...................   208,002      322,403
    OPAP S.A...........................................   156,100    1,351,451
   *Piraeus Bank S.A................................... 1,272,135      484,384
    Piraeus Port Authority S.A.........................     5,029      125,992
   *Proton Bank S.A....................................    33,481           --
   *Public Power Corp. S.A.............................    90,520      841,744
   *Real Estate Development & Services S.A.............     7,909        8,509
    S&B Industrial Minerals S.A........................    13,030       99,271
   *Sarantis S.A.......................................    10,732       64,060
   *Sidenor Steel Products Manufacturing Co. S.A.......    28,031       72,098

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
GREECE -- (Continued)
   *T Bank S.A..........................................     46,506 $        --
   *Technical Olympic S.A...............................      5,360      15,163
   *Teletypos S.A. Mega Channel.........................      9,087       4,075
    Terna Energy S.A....................................     45,319     215,174
    Thessaloniki Port Authority S.A.....................      1,762      53,124
    Thessaloniki Water Supply & Sewage Co. S.A..........        522       4,302
   *Titan Cement Co. S.A................................     71,576   1,279,819
   *TT Hellenic Postbank S.A............................    225,165      51,362
   *Viohalco Hellenic Copper & Aluminum Industry S.A....    176,559   1,143,751
                                                                    -----------
TOTAL GREECE............................................             26,308,373
                                                                    -----------
HONG KONG -- (2.5%)
   *AAC Technologies Holdings, Inc......................    250,000     970,501
    Aeon Stores Hong Kong Co., Ltd......................     32,000      87,487
   *AIA Group, Ltd......................................  1,143,400   4,548,580
    Alco Holdings, Ltd..................................    356,000      78,446
    Allied Group, Ltd...................................     72,000     246,431
    Allied Properties (H.K.), Ltd.......................  2,868,393     499,104
   *Apac Resources, Ltd.................................  4,320,000     117,602
    APT Satellite Holdings, Ltd.........................    111,000      34,623
    Arts Optical International Holdings, Ltd............     70,000      19,712
    Asia Financial Holdings, Ltd........................    270,000     126,167
    Asia Satellite Telecommunications Holdings, Ltd.....    148,000     519,434
    Asia Standard International Group, Ltd..............    544,745     119,442
   *ASM Pacific Technology, Ltd.........................     60,800     767,125
    Associated International Hotels, Ltd................     79,000     227,173
    Aupu Group Holding Co., Ltd.........................    400,000      35,082
  #*Bank of East Asia, Ltd..............................    934,135   3,821,339
    Bauhaus International Holdings, Ltd.................     50,000       7,796
   *Bio-Dynamic Group, Ltd..............................    664,000      50,586
   *Birmingham International Holdings, Ltd..............  1,534,000      30,065
   *BOC Hong Kong Holdings, Ltd.........................    679,000   2,329,888
   #Bonjour Holdings, Ltd...............................  1,036,000     130,828
    Bossini International Holdings, Ltd.................  1,204,000      64,504
  #*Brightoil Petroleum Holdings, Ltd...................  2,405,000     468,406
   *Brockman Mining, Ltd................................  2,850,520     182,266
  #*Burwill Holdings, Ltd...............................  3,573,600      64,575
   *Cafe de Coral Holdings, Ltd.........................    208,000     635,906
   *Capital Estate, Ltd.................................    245,000       5,442
   *Cathay Pacific Airways, Ltd.........................  1,033,000   1,997,110
    Champion Technology Holdings, Ltd...................  1,992,397      34,578
   *Chaoyue Group, Ltd..................................    650,000      32,778
    Chen Hsong Holdings, Ltd............................    360,000     118,879
    Cheuk Nang Holdings, Ltd............................     96,238      76,955
   *Cheung Kong Holdings, Ltd...........................    675,000  11,061,774
   *Cheung Kong Infrastructure Holdings, Ltd............    178,045   1,123,780
    Chevalier International Holdings, Ltd...............    107,913     161,813
   *China Billion Resources, Ltd........................  5,752,080          --
   *China Boon Holdings, Ltd............................  2,400,000      29,654
   *China Daye Non-Ferrous Metals Mining, Ltd...........  1,290,000      53,189
   *China Electronics Corp. Holdings Co., Ltd...........    150,000      13,551
   *China Energy Development Holdings, Ltd..............  5,924,000     103,084
   *China Environmental Investment Holdings, Ltd........  1,845,000      50,445
   *China Financial Services Holdings, Ltd..............    304,000      21,730
   *China Flavors & Fragrances Co., Ltd.................     24,890       3,699
   *China Infrastructure Investment, Ltd................  2,032,000      50,182
    China Metal International Holdings, Ltd.............    540,000      93,310
   *China Nuclear Industry 23 International Corp., Ltd..    274,000      67,420
   *China Renji Medical Group, Ltd......................  7,088,000          --
   *China Solar Energy Holdings, Ltd.................... 10,335,000      39,960
    China Ting Group Holdings, Ltd......................    692,000      43,331

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
   *China Tycoon Beverage Holdings, Ltd.................     60,000 $      658
  #*Chong Hing Bank, Ltd................................    206,000    441,776
   *Chow Sang Sang Holdings International, Ltd..........    366,000    969,103
    Chu Kong Shipping Enterprise Group Co., Ltd.........    774,000    157,537
    Chuang's China Investments, Ltd.....................    798,000     55,577
    Chuang's Consortium International, Ltd..............  1,401,487    204,091
    Chun Wo Development Holdings, Ltd...................    348,000     29,598
   *Citic Telecom International Holdings, Ltd...........  1,467,000    512,731
   *CK Life Sciences International Holdings, Inc........  4,956,000    447,159
   #CLP Holdings, Ltd...................................    203,500  1,725,282
   *COL Capital, Ltd....................................     64,000     11,743
   *Continental Holdings, Ltd...........................  2,020,000     32,273
    Cosmos Machinery Enterprises, Ltd...................    250,000     20,160
   *CP Lotus Corp., Ltd.................................  1,420,000     34,817
    Cross-Harbour Holdings, Ltd. (The)..................    102,000     86,102
    CSI Properties, Ltd.................................  5,104,200    226,893
   *Culture Landmark Investment, Ltd....................    103,000     12,008
   *Culturecom Holdings, Ltd............................    730,000    161,804
    Dah Sing Banking Group, Ltd.........................    725,422    903,624
   *Dah Sing Financial Holdings, Ltd....................    249,650  1,315,018
    Dan Form Holdings Co., Ltd..........................  1,227,900    186,792
    Dickson Concepts International, Ltd.................    439,500    247,450
    Dorsett Hospitality International, Ltd..............    963,000    257,034
   *DVN Holdings, Ltd...................................    966,000     46,763
    Eagle Nice International Holdings, Ltd..............    534,000    119,091
    EcoGreen Fine Chemicals Group, Ltd..................    232,000     45,209
   *EganaGoldpfeil Holdings, Ltd........................    209,588         --
    Emperor Capital Group, Ltd..........................    204,000     10,915
    Emperor Entertainment Hotel, Ltd....................    725,000    187,042
    Emperor International Holdings, Ltd.................  1,810,416    567,443
   *Emperor Watch & Jewellery, Ltd......................  5,440,000    666,654
   *Enviro Energy International Holdings, Ltd...........    408,000      9,994
   *EPI Holdings, Ltd...................................  4,698,000    117,482
   #Esprit Holdings, Ltd................................  3,344,213  4,660,503
   *eSun Holdings, Ltd..................................  1,365,000    283,312
    EVA Precision Industrial Holdings, Ltd..............  2,072,000    275,043
    Fairwood, Ltd.......................................     80,000    171,228
    Far East Consortium International, Ltd..............  1,406,643    393,512
   *First Pacific Co., Ltd..............................  2,171,756  2,797,147
  #*Fook Woo Group Holdings, Ltd........................    746,000    130,820
    Fountain SET Holdings, Ltd..........................    590,000     92,062
  #*Foxconn International Holdings, Ltd.................  3,235,000  1,328,323
   *Galaxy Entertainment Group, Ltd.....................    415,000  1,870,068
   *Genting Hong Kong, Ltd..............................    678,000    293,958
    Get Nice Holdings, Ltd..............................  5,926,000    267,360
   *Giordano International, Ltd.........................  1,244,000  1,263,599
    Glorious Sun Enterprises, Ltd.......................    662,000    202,343
    Gold Peak Industries Holding, Ltd...................    453,000     49,049
    Golden Resources Development International, Ltd.....    676,000     34,886
   *Greenheart Group, Ltd...............................    162,000     13,774
   *G-Resources Group, Ltd.............................. 25,809,000  1,430,540
    Guangnan Holdings, Ltd..............................    756,000     97,584
    Guotai Junan International Holdings, Ltd............    574,000    284,427
    Haitong International Securities Group, Ltd.........    320,328    178,791
   *Hang Fung Gold Technology, Ltd......................    250,000         --
   *Hang Lung Group, Ltd................................    667,000  4,043,351
   *Hang Lung Properties, Ltd...........................  1,514,000  5,717,186
  #*Hang Seng Bank, Ltd.................................     93,200  1,526,175
   *Hans Energy Co., Ltd................................  1,214,000     28,243
   *Hao Tian Resources Group, Ltd.......................    148,000      7,285
    Harbour Centre Development, Ltd.....................    158,000    292,986

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    Henderson Land Development Co., Ltd.................    848,397 $ 6,097,282
    HKR International, Ltd..............................    883,162     511,206
    Hon Kwok Land Investment Co., Ltd...................    234,000     104,859
   *Hong Kong & China Gas Co., Ltd......................    584,519   1,660,232
  #*Hong Kong & Shanghai Hotels, Ltd....................    861,424   1,489,161
  #*Hong Kong Aircraft Engineering Co., Ltd.............     25,600     362,092
   *Hong Kong Exchanges & Clearing, Ltd.................    165,400   3,142,014
    Hong Kong Television Network, Ltd. (43858G107)......     20,634     125,661
    Hong Kong Television Network, Ltd. (6019356)........    406,000     123,547
   *Hongkong Chinese, Ltd...............................  1,625,143     303,906
   *Hopewell Holdings, Ltd..............................    863,500   3,556,616
    Hsin Chong Construction Group, Ltd..................    558,000     104,907
   *Huafeng Group Holdings, Ltd.........................  2,039,800      63,250
    Hung Hing Printing Group, Ltd.......................    528,524      91,969
   *Hutchison Telecommunications Hong Kong Holdings,
     Ltd................................................  2,266,000   1,028,668
   *Hutchison Whampoa, Ltd..............................  1,030,000  11,512,396
   *Hybrid Kinetic Group, Ltd...........................  2,306,000      35,598
  #*Hysan Development Co., Ltd..........................    172,215     869,379
   *Imagi International Holdings, Ltd...................  7,048,000     106,301
    IPE Group, Ltd......................................  1,225,000     101,212
   *IRC, Ltd,...........................................  1,466,000     208,063
  #*IT, Ltd.............................................    753,087     327,117
    ITC Properties Group, Ltd...........................    228,400      98,611
   *Jinhui Holdings, Ltd................................    167,000      35,540
    Jiuzhou Development Co., Ltd........................    642,000     101,028
   *JLF Investment Co., Ltd.............................    610,000      28,287
    Johnson Electric Holdings, Ltd......................  1,816,000   1,287,463
   *K Wah International Holdings, Ltd...................  1,751,413   1,018,789
    Kam Hing International Holdings, Ltd................     74,000       7,064
    Kantone Holdings, Ltd...............................  2,444,360      23,580
   *Kerry Properties, Ltd...............................    658,083   3,561,839
    Kin Yat Holdings, Ltd...............................    176,000      22,207
   *King Stone Energy Group, Ltd........................    872,000      64,197
    Kingmaker Footwear Holdings, Ltd....................    754,000     125,989
    Kingston Financial Group, Ltd.......................  3,751,000     333,269
   *Ko Yo Chemical Group, Ltd...........................  5,180,000      90,123
    Kowloon Development Co., Ltd........................    582,000     893,259
   *Lai Sun Development Co., Ltd........................ 16,549,666     725,883
   *Lai Sun Garment International, Ltd..................    990,000     208,071
    Lam Soon Hong Kong, Ltd.............................     12,000       6,177
    Lee's Pharmaceutical Holdings, Ltd..................     60,000      42,286
    Lerado Group Holdings Co., Ltd......................    570,000      68,467
   *Li & Fung, Ltd......................................  1,309,250   1,842,888
   *Lifestyle International Holdings, Ltd...............    294,000     754,253
    Lippo China Resources, Ltd..........................  5,036,000     150,084
    Lippo, Ltd..........................................    290,000     153,158
    Liu Chong Hing Investment, Ltd......................    160,000     193,674
    L'Occitane International SA.........................     98,750     296,455
    Luen Thai Holdings, Ltd.............................    216,000      46,972
   *Luk Fook Holdings International, Ltd................    332,000   1,159,803
    Luks Group (Vietnam Holdings) Co., Ltd..............    130,000      38,360
   *Lung Cheong International Holdings, Ltd.............  1,224,000      47,265
    Lung Kee (Bermuda) Holdings, Ltd....................    280,000     122,812
   *Magnificent Estates, Ltd............................  4,168,000     250,033
  #*Man Wah Holdings, Ltd...............................    186,000     171,086
    Man Yue Technology Holdings, Ltd....................    254,000      40,268
   *Mei Ah Entertainment Group, Ltd.....................  3,200,000      54,493
   *Melco International Development, Ltd................  1,419,000   2,299,300
  #*Midland Holdings, Ltd...............................  1,024,000     525,753
    Ming Fai International Holdings, Ltd................    453,000      55,991
   *Ming Fung Jewellery Group, Ltd......................  3,484,000     161,642

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
HONG KONG -- (Continued)
   *Miramar Hotel & Investment Co., Ltd.................   241,000 $  353,677
  #*Mongolian Mining Corp............................... 1,047,500    518,938
   *MTR Corp............................................   537,214  2,210,640
   *Nan Nan Resources Enterprise, Ltd...................   124,000     12,357
    Natural Beauty Bio-Technology, Ltd..................    70,000      7,132
  #*Neo-Neon Holdings, Ltd.............................. 1,016,500    230,843
    New Century Group Hong Kong, Ltd....................   623,200     12,845
   *New Smart Energy Group, Ltd......................... 7,350,000     72,220
    New World Development Co., Ltd...................... 3,643,031  6,719,191
   *NewOcean Green Energy Holdings, Ltd................. 1,076,000    549,540
   *Next Media, Ltd..................................... 1,162,000    214,041
   *Norstar Founders Group, Ltd.........................   420,000         --
   *North Asia Resources Holdings, Ltd..................   615,000     24,515
    NWS Holdings, Ltd................................... 1,270,278  2,270,153
   *Orange Sky Golden Harvest Entertainment Holdings,
     Ltd................................................ 2,130,000    145,635
   *Orient Overseas International, Ltd..................   369,000  2,575,721
   *Oriental Watch Holdings, Ltd........................   962,240    378,352
    Pacific Andes International Holdings, Ltd........... 2,950,274    163,460
   *Pacific Basin Shipping, Ltd......................... 2,951,000  1,724,456
   *Pacific Textile Holdings, Ltd.......................   475,000    428,352
    Paliburg Holdings, Ltd..............................   728,790    260,439
   *Pan Asia Environmental Protection Group, Ltd........   522,000     36,690
   *PCCW, Ltd........................................... 2,865,000  1,259,359
    PCCW, Ltd. Sponsored ADR............................     7,400     33,078
  #*Peace Mark Holdings, Ltd............................   308,000         --
   *Pearl Oriental Oil, Ltd............................. 2,842,627    230,917
    Pegasus International Holdings, Ltd.................    82,000     11,406
   *Pico Far East Holdings, Ltd.........................   718,000    197,297
    Playmates Holdings, Ltd.............................    73,400     63,113
   *PME Group, Ltd...................................... 1,370,000     87,210
   *PNG Resources Holdings, Ltd......................... 2,832,000    100,314
    Polytec Asset Holdings, Ltd......................... 1,990,000    279,700
   *Power Assets Holdings, Ltd..........................   329,500  2,848,649
    Public Financial Holdings, Ltd......................   464,000    237,496
    PYI Corp., Ltd...................................... 4,746,552    129,661
   *Regal Hotels International Holdings, Ltd............   847,400    424,987
    Richfield Group Holdings, Ltd....................... 2,392,000    117,158
   *Rising Development Holdings, Ltd....................   278,000     13,207
   *SA SA International Holdings, Ltd...................   448,000    404,407
   *Samsonite International SA..........................   679,800  1,477,864
  #*Sandmartin International Holdings, Ltd..............   270,000     23,377
    Sands China, Ltd....................................   134,800    680,252
    SCMP Group, Ltd.....................................    10,000      2,103
   *SEA Holdings, Ltd...................................   246,000    182,448
   *Shangri-La Asia, Ltd................................ 1,204,166  2,849,903
    Shenyin Wanguo, Ltd.................................   470,000    201,163
    Shenzhen High-Tech Holdings, Ltd....................   124,000      6,978
   *Shougang Concord Technology Holdings, Ltd........... 1,600,000    101,013
   *Shun Tak Holdings, Ltd.............................. 3,246,250  1,771,291
    Sing Tao News Corp., Ltd............................   490,000     73,350
   *Singamas Container Holdings, Ltd.................... 2,308,000    666,195
    Sino Land Co., Ltd.................................. 2,707,675  5,062,536
   *Sinocop Resources Holdings, Ltd.....................   380,000     32,357
   *Sino-Tech International Holdings, Ltd............... 8,630,000     77,894
    Sitoy Group Holdings, Ltd...........................     4,000      2,351
   *SJM Holdings, Ltd...................................   308,000    846,796
   *SmarTone Telecommunications Holdings, Ltd...........   322,803    575,178
    SOCAM Development, Ltd..............................   404,488    487,850
   *Solomon Systech International, Ltd.................. 1,974,000     56,975
    Soundwill Holdings, Ltd.............................    16,000     45,082
   *South China (China), Ltd............................ 1,088,000    126,242

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
HONG KONG -- (Continued)
   *Stella International Holdings, Ltd..................   183,500 $    527,825
    Stelux Holdings International, Ltd..................   622,600      219,644
   *Success Universe Group, Ltd......................... 1,064,000       29,052
    Sun Hing Vision Group Holdings, Ltd.................   122,000       42,777
   *Sun Hung Kai & Co., Ltd............................. 1,068,787      757,028
    Sun Hung Kai Properties, Ltd........................   779,036   12,788,590
   *Sun Innovation Holdings, Ltd........................ 1,120,000       16,346
   *Superb Summit International Group, Ltd.............. 2,801,000      117,399
  #*Sustainable Forest Holdings, Ltd.................... 4,087,500       38,835
   *Swire Properties, Ltd...............................   134,400      491,327
    Symphony Holdings, Ltd..............................   511,500       20,832
    Tai Cheung Holdings, Ltd............................   578,000      472,477
   *Talent Property Group, Ltd.......................... 1,245,000       36,316
    Tan Chong International, Ltd........................   372,000      122,799
   *Tao Heung Holdings, Ltd.............................    36,000       22,374
  #*Taung Gold International, Ltd....................... 3,200,000       65,606
   *Techtronic Industries Co., Ltd...................... 1,748,500    3,549,175
   *Television Broadcasts, Ltd..........................   131,000      967,857
    Termbray Industries International (Holdings), Ltd...   112,000       18,064
    Texwinca Holdings, Ltd..............................   692,000      652,790
   *Theme International Holdings, Ltd...................   680,000       25,904
   *Titan Petrochemicals Group, Ltd..................... 3,200,000        1,032
   *Tom Group, Ltd...................................... 1,250,000      151,201
    Tongda Group Holdings, Ltd.......................... 4,580,000      239,605
   *Town Health International Investments, Ltd..........   384,835       27,845
    Tradelink Electronic Commerce, Ltd..................   220,000       39,129
  #*Transport International Holdings, Ltd...............   282,600      637,612
   *Trinity, Ltd........................................ 1,188,000      733,557
   *TSC Group Holdings, Ltd.............................   816,000      171,684
    Tse Sui Luen Jewellery International, Ltd...........    60,000       32,173
    Tungtex Holdings Co., Ltd...........................    88,000        9,347
    Tysan Holdings, Ltd.................................   300,000       54,818
  #*United Laboratories International Holdings, Ltd.
   (The)................................................   921,500      421,866
    Universal Technologies Holdings, Ltd................ 1,330,000       84,860
   *U-RIGHT International Holdings, Ltd................. 1,502,000        2,711
   *Value Convergence Holdings, Ltd.....................   252,000       41,874
   *Value Partners Group, Ltd...........................   538,000      373,954
    Varitronix International, Ltd.......................   369,000      190,322
    Vedan International Holdings, Ltd................... 1,192,000       82,853
   #Victory City International Holdings, Ltd............ 1,229,650      152,049
   *Vitasoy International Holdings, Ltd.................   330,000      347,945
    VST Holdings, Ltd...................................   852,000      209,569
   #VTech Holdings, Ltd.................................    61,800      711,725
    Wai Kee Holdings, Ltd...............................   222,000       51,317
    Wang On Group, Ltd.................................. 3,320,000       60,850
   *Wharf Holdings, Ltd.................................   741,750    6,547,379
   *Wheelock & Co., Ltd.................................   899,000    5,060,085
    Win Hanverky Holdings, Ltd..........................   598,000       63,946
   *Wing Hang Bank, Ltd.................................   200,205    2,088,796
   #Wing On Co. International, Ltd......................   123,137      378,101
    Wing Tai Properties, Ltd............................   374,000      276,718
    Wong's Kong King International Holdings, Ltd........   110,000       11,077
  #*Wynn Macau, Ltd.....................................   265,600      745,203
  #*Xinyi Glass Holdings, Ltd........................... 1,712,000    1,125,783
   *Xpress Group, Ltd...................................   100,000        4,191
    Yau Lee Holdings, Ltd...............................   218,000       47,794
    Yeebo (International Holdings), Ltd.................    26,000        3,686
    YGM Trading, Ltd....................................    96,000      253,899
   *Yue Yuen Industrial Holdings, Ltd...................   471,500    1,585,498
   *Yugang International, Ltd........................... 4,450,000       36,765
                                                                   ------------
TOTAL HONG KONG.........................................            202,679,155
                                                                   ------------

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
IRELAND -- (0.5%)
    Aer Lingus Group P.L.C..............................   137,266 $   238,696
   *Anglo Irish Bank Corp. P.L.C. (B06H8J9).............   165,847          --
   *Anglo Irish Bank Corp. P.L.C. (B076LH4).............   457,521          --
   *Bank of Ireland..................................... 4,612,906     890,285
  #*Bank of Ireland Sponsored ADR.......................    69,496     595,581
    C&C Group P.L.C. (B010DT8)..........................    24,767     161,965
    C&C Group P.L.C. (B011Y09)..........................   442,022   2,882,182
    CRH P.L.C. (0182704)................................    70,855   1,526,952
    CRH P.L.C. (4182249)................................   159,235   3,435,065
  #*CRH P.L.C. Sponsored ADR............................   424,196   9,128,698
    DCC P.L.C. (0242493)................................    25,457     832,702
   *DCC P.L.C. (4189477)................................    81,310   2,661,457
    Dragon Oil P.L.C. (0059079).........................    78,269     703,552
   *Dragon Oil P.L.C. (5323218).........................   234,676   2,111,517
   *Elan Corp. P.L.C....................................    11,725     123,712
   *Elan Corp. P.L.C. Sponsored ADR.....................   203,900   2,142,989
    FBD Holdings P.L.C. (0329028).......................    18,709     276,881
   *FBD Holdings P.L.C. (4330231).......................    16,995     251,677
    Glanbia P.L.C. (0066950)............................    74,909     835,902
   *Glanbia P.L.C. (4058629)............................    32,138     358,798
   *Grafton Group P.L.C.................................   220,268   1,291,040
    IFG Group P.L.C. (0232524)..........................    19,722      36,245
    IFG Group P.L.C. (4373355)..........................    25,433      46,648
   *Independent News & Media P.L.C. (B59HWB1)...........   115,743       6,945
   *Independent News & Media P.L.C. (B5TR5N4)...........     9,779         584
    Irish Continental Group P.L.C.......................     6,787     182,776
   *Kenmare Resources P.L.C. (0487948)..................   296,459     156,491
   *Kenmare Resources P.L.C. (4490737)..................    61,000      32,161
    Kerry Group P.L.C. Series A (0490656)...............    76,886   4,042,307
   *Kerry Group P.L.C. Series A (4519579)...............    22,072   1,157,836
    Kingspan Group P.L.C. (0492793).....................    19,320     224,084
   *Kingspan Group P.L.C. (4491235).....................   144,670   1,677,550
   *McInerney Holdings P.L.C............................    94,047          --
    Paddy Power P.L.C. (0258810)........................     7,672     635,835
    Paddy Power P.L.C. (4828974)........................    11,659     966,299
   *Petroceltic International P.L.C.....................   211,877      23,813
   *Smurfit Kappa Group P.L.C...........................   148,610   2,058,933
                                                                   -----------
TOTAL IRELAND...........................................            41,698,158
                                                                   -----------
ISRAEL -- (0.5%)
   *Africa Israel Investments, Ltd......................   106,992     260,803
   *Africa Israel Properties, Ltd.......................     9,541      99,403
   *Airport City, Ltd...................................    11,947      55,593
   *Allot Communications, Ltd...........................     3,534      48,392
   *Alon Holdings Blue Square Israel, Ltd...............    15,717      40,108
   *AL-ROV Israel, Ltd..................................     4,964     128,521
   *Alrov Properties & Lodgings, Ltd....................     1,870      34,534
   *Alvarion, Ltd.......................................    75,957      39,168
    Amot Investments, Ltd...............................    46,312     118,889
   *AudioCodes, Ltd.....................................    29,705     108,193
    Avgol Industries 1953, Ltd..........................    30,929      29,126
   *Azrieli Group, Ltd..................................    34,425     902,826
    Babylon, Ltd........................................    23,921     158,664
   *Bank Hapoalim B.M...................................   983,232   4,145,257
   *Bank Leumi Le-Israel B.M............................ 1,286,333   4,298,136
    Bayside Land Corp...................................       554     110,280
   *Bezeq Israeli Telecommunication Corp., Ltd..........   721,456     845,486
   *Biocell, Ltd........................................       937       5,727
   *BioLineRX, Ltd......................................     1,906         904
   *Cellcom Israel, Ltd. (B23WQK8)......................    15,074     112,532
    Cellcom Israel, Ltd. (M2196U109)....................    11,479      89,881

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
   *Ceragon Networks, Ltd.................................    14,237 $   68,514
   *Clal Biotechnology Industries, Ltd....................    34,346     92,894
   *Clal Industries, Ltd..................................   104,733    370,308
    Clal Insurance Enterprises Holdings, Ltd..............    27,930    418,810
    Delek Automotive Systems, Ltd.........................    30,910    284,567
    Delek Group, Ltd......................................     3,983    983,883
    Delta-Galil Industries, Ltd...........................       636      8,266
    DS Apex Holdings, Ltd.................................    17,159     81,618
   *El Al Israel Airlines, Ltd............................   152,065     18,834
   *Elbit Medical Imaging, Ltd............................    14,867     23,463
   *Elbit Systems, Ltd....................................    29,242  1,124,204
    Electra, Ltd..........................................     1,857    190,851
    Elron Electronic Industries, Ltd......................    20,508     97,153
   *Evogene, Ltd..........................................    19,051     98,948
   *EZchip Semiconductor, Ltd. (6554998)..................     2,588     78,354
  #*EZchip Semiconductor, Ltd. (M4146Y108)................    24,727    761,344
   *First International Bank of Israel, Ltd...............    32,640    441,607
    FMS Enterprises Migun, Ltd............................     3,360     39,861
   *Formula Systems (1985), Ltd...........................     8,566    146,190
    Frutarom Industries, Ltd..............................    51,542    654,377
   *Gilat Satellite Networks, Ltd. (B01BZ39)..............    28,182    149,472
   *Gilat Satellite Networks, Ltd. (M51474118)............     4,324     22,917
   *Given Imaging, Ltd....................................    14,112    233,965
    Golf & Co., Ltd.......................................    12,895     34,658
   *Hadera Paper, Ltd.....................................     2,941    139,799
   *Harel Insurance Investments & Finances, Ltd...........    14,120    614,955
    Industrial Building Corp., Ltd........................    57,446     82,220
   *Israel Chemicals, Ltd.................................    84,184  1,118,104
   *Israel Discount Bank, Ltd. Series A................... 1,092,725  1,829,771
   *Israel Land Development Co., Ltd. (The)...............     7,214     25,901
    Ituran Location & Control, Ltd. (B0LDC23).............    19,138    272,873
    Ituran Location & Control, Ltd. (M6158M104)...........     1,690     24,099
   *Jerusalem Oil Exploration, Ltd........................    13,185    268,553
   *Kamada, Ltd...........................................    12,435    116,052
   *Kardan Yazamut, Ltd...................................     7,525        645
    Magic Software Enterprises, Ltd.......................    10,713     49,143
    Matrix IT, Ltd........................................    60,110    275,664
    Melisron, Ltd.........................................     9,748    188,782
   *Mellanox Technologies, Ltd............................    21,944  1,114,522
   *Menorah Mivtachim Holdings, Ltd.......................    32,910    291,792
   *Migdal Insurance & Financial Holding, Ltd.............   442,012    646,380
   *Mizrahi Tefahot Bank, Ltd.............................   208,139  2,203,912
   *Naphtha Israel Petroleum Corp., Ltd...................    35,462    161,685
    Neto Me Holdings, Ltd.................................     1,394     45,700
   *NICE Systems, Ltd. Sponsored ADR......................    55,680  2,054,035
   *Nitsba Holdings (1995), Ltd...........................    22,046    199,002
   *Nova Measuring Instruments, Ltd.......................     6,056     55,066
   *Oil Refineries, Ltd................................... 1,015,242    520,867
   *Orckit Communications, Ltd............................     1,062        273
   *Ormat Industries, Ltd.................................   104,099    614,847
   *Osem Investments, Ltd.................................    29,010    480,227
   *Partner Communications Co., Ltd.......................    25,549    147,176
    Partner Communications Co., Ltd. ADR..................    10,175     58,506
   *Paz Oil Co., Ltd......................................     5,672    846,713
   *Phoenix Holdings, Ltd. (The)..........................    81,326    215,946
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...     5,494    200,415
   *Retalix, Ltd..........................................    20,386    609,786
   *Shikun & Binui, Ltd...................................   187,254    353,687
   *Strauss Group, Ltd....................................    43,951    546,106
   *Suny Electronic, Ltd..................................     2,955      2,088
   *Super-Sol, Ltd. Series B..............................    54,981    168,683

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ISRAEL -- (Continued)
    Teva Pharmaceutical Industries, Ltd..................       264 $    10,031
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR...   159,935   6,075,931
   *Tower Semiconductor, Ltd.............................    20,742     172,885
   *Union Bank of Israel, Ltd............................    27,261      96,619
                                                                    -----------
TOTAL ISRAEL.............................................            40,956,922
                                                                    -----------
ITALY -- (2.2%)
   *A2A SpA.............................................. 1,082,391     724,140
    ACEA SpA.............................................    54,685     354,523
    Acegas-APS SpA.......................................    27,685     219,016
   *Acotel Group SpA.....................................       164       5,897
   *Aedes SpA............................................   413,437      34,002
    Alerion Cleanpower SpA...............................    26,596     142,884
   *Amplifon SpA.........................................    74,575     398,297
   *Ansaldo STS SpA......................................    52,621     541,674
   *Arnoldo Mondadori Editore SpA........................   190,075     302,231
   *Ascopiave SpA........................................    41,689      69,636
   *Assicurazioni Generali SpA...........................   602,224  11,528,645
   *Astaldi SpA..........................................    83,080     625,178
   #Atlantia SpA.........................................    68,727   1,269,067
   *Autogrill SpA........................................    76,248     935,021
   *Azimut Holding SpA...................................   101,029   1,777,111
  #*Banca Carige SpA..................................... 1,148,187   1,286,074
   #Banca Finnat Euramerica SpA..........................    48,133      18,838
   *Banca Generali SpA...................................    28,974     555,346
    Banca IFIS SpA.......................................     8,381      76,319
  #*Banca Monte Dei Paschi di Siena SpA.................. 8,896,834   2,971,884
   *Banca Piccolo Credito Valtellinese Scarl.............   366,139     627,310
   *Banca Popolare dell'Emilia Romagna Scarl.............   569,870   5,033,765
   *Banca Popolare dell'Etruria e del Lazio Scarl........   103,509      82,781
   *Banca Popolare di Milano Scarl....................... 5,235,249   3,515,192
   *Banca Popolare di Sondrio Scarl......................   419,899   3,024,689
   #Banca Profilo SpA....................................   191,941      69,825
    Banco di Desio e della Brianza SpA...................    50,037     148,311
   *Banco Popolare Scarl................................. 1,894,556   3,947,251
    BasicNet SpA.........................................    47,125     100,939
    Beghelli SpA.........................................    52,121      29,077
   *Biesse SpA...........................................     8,931      32,465
    Bonifica Terreni Ferraresi e Imprese Agricole SpA....       954      49,387
   *Brembo SpA...........................................    37,969     528,267
   *Brioschi Sviluppo Immobiliare SpA....................   218,173      28,942
  #*Buzzi Unicem SpA.....................................   111,571   1,626,962
  #*C.I.R. SpA - Compagnie Industriali Riunite...........   766,611     888,303
    Cairo Communication SpA..............................    13,925      49,992
    Caltagirone Editore SpA..............................   103,994     124,077
   *Carraro SpA..........................................    24,693      72,257
    Cembre SpA...........................................     4,534      42,778
    Cementir Holding SpA.................................    90,622     241,212
    Credito Bergamasco SpA...............................     7,858     151,604
   *Credito Emiliano SpA.................................   168,561   1,008,358
   *d'Amico International Shipping S.A...................    13,646       7,240
  #*Danieli & Co. SpA....................................    23,943     740,433
    Datalogic SpA........................................     1,298      12,425
    Davide Campari - Milano SpA..........................   173,024   1,350,697
   *De Longhi SpA........................................    47,129     761,080
   *Delclima SpA.........................................    35,945      39,009
    DiaSorin SpA.........................................    11,549     450,618
   *EI Towers SpA........................................     8,455     255,623
   *Enel Green Power SpA.................................   977,149   2,014,831
   *Enel SpA.............................................   765,895   3,339,413
   *Engineering Ingegneria Informatica SpA...............     4,690     173,487

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
ITALY -- (Continued)
    Eni SpA.............................................   369,171 $ 9,220,929
  #*Eni SpA Sponsored ADR...............................   221,992  11,084,061
   *ERG SpA.............................................    97,492     954,415
    Esprinet SpA........................................    48,675     214,818
   *Eurotech SpA........................................    33,665      57,909
   #Falck Renewables SpA................................   244,688     352,373
   *Fiat Industrial SpA.................................   279,288   3,594,176
  #*Fiat SpA............................................ 1,296,040   7,932,885
   *Fiat SpA Sponsored ADR..............................     8,900      54,379
    Fiera Milano SpA....................................     2,610      14,637
  #*Finmeccanica SpA....................................   682,403   4,484,454
   *Fondiaria-Sai SpA...................................   524,413     929,827
   *Gas Plus SpA........................................     5,879      38,969
   *Gemina SpA..........................................   883,822   1,522,352
  #*Geox SpA............................................   147,930     519,826
    Gruppo Editoriale L'Espresso SpA....................   179,761     230,982
    Gruppo MutuiOnline SpA..............................       659       2,804
  #*Hera SpA............................................   351,113     645,427
    Immsi SpA...........................................   295,381     232,501
    Impregilo SpA.......................................   553,375   2,870,287
   *Indesit Co. SpA.....................................    66,228     556,568
    Industria Macchine Automatiche SpA..................     3,460      70,360
   *Intek Group SpA.....................................   363,715     169,753
  #*Interpump Group SpA.................................   100,384     769,863
   *Intesa Sanpaolo SpA................................. 4,690,350   9,560,514
    Intesa Sanpaolo SpA Sponsored ADR...................    13,817     168,015
    Iren SpA............................................   484,757     371,928
  #*Italcementi SpA.....................................   125,220     704,616
   *Italmobiliare SpA...................................    11,694     234,533
   *Juventus Football Club SpA..........................   919,332     265,707
   *Landi Renzo SpA.....................................    48,404     104,729
   *Lottomatica Group SpA...............................    62,496   1,545,166
    Luxottica Group SpA.................................     4,060     187,374
  #*Luxottica Group SpA Sponsored ADR...................    13,000     598,260
   *Maire Tecnimont SpA.................................   334,673     190,773
  #*Mariella Burani SpA.................................     2,897          --
   *MARR SpA............................................    25,692     287,824
  #*Mediaset SpA........................................   958,831   2,518,991
    Mediobanca SpA......................................   731,673   5,385,363
   #Mediolanum SpA......................................   254,668   1,589,408
   *Milano Assicurazioni SpA............................   271,486     151,975
   *Molecular Medicine SpA..............................       578         330
    Nice SpA............................................    16,046      59,993
   *Parmalat SpA........................................   940,095   2,356,711
  #*Piaggio & C. SpA....................................   211,207     578,038
   *Pininfarina SpA.....................................    18,158      77,001
  #*Pirelli & C. SpA....................................   256,308   3,143,721
   *Poltrona Frau SpA...................................    21,297      29,979
  #*Prelios SpA......................................... 1,728,709     210,298
   *Premafin Finanziaria SpA............................   173,719      48,886
   *Prima Industrie SpA.................................       514       6,798
   *Prysmian SpA........................................    87,952   1,879,645
  #*RCS MediaGroup SpA..................................   150,344     238,718
   *Recordati SpA.......................................    84,777     867,764
   *Reno de Medici SpA..................................   220,924      43,148
    Reply SpA...........................................       227       7,409
   *Retelit SpA.........................................   108,001      74,124
    Sabaf SpA...........................................     3,423      41,906
    SAES Getters SpA....................................     4,958      47,490
   *Safilo Group SpA....................................    59,326     652,663
   *Saipem SpA..........................................    40,836   1,159,515

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
   *Salvatore Ferragamo Italia SpA......................     1,566 $     39,964
  #*Saras SpA...........................................   455,457      613,405
    SAVE SpA............................................    28,144      342,825
   *Snai SpA............................................     8,397        8,172
  #*Snam SpA............................................   346,334    1,750,244
   *Societa Cattolica di Assicurazioni Scrl.............    54,874    1,011,885
  #*Societa Iniziative Autostradali e Servizi SpA.......    84,703      850,495
   *Societa Partecipazioni Finanziarie SpA..............   271,551        2,692
    Sogefi SpA..........................................    70,212      214,737
    Sol SpA.............................................    25,548      149,235
   *Sorin SpA...........................................   409,895    1,046,137
  #*Telecom Italia Media SpA............................   585,559      129,821
   *Telecom Italia SpA.................................. 4,790,519    4,753,568
   #Telecom Italia SpA Sponsored ADR....................   342,088    3,379,829
   #Tenaris SA ADR......................................    49,796    2,094,918
    Terna Rete Elettrica Nazionale SpA..................   564,184    2,375,410
  #*Tiscali SpA.........................................   932,426       56,831
   *Tod's SpA...........................................     5,013      684,192
  #*Trevi Finanziaria SpA...............................    69,003      492,859
   *Uni Land SpA........................................    58,555           --
   *UniCredit SpA....................................... 1,977,287   12,763,629
   *Unione di Banche Italiane ScpA...................... 1,311,506    6,845,077
  #*Unipol Gruppo Finanziario SpA.......................   346,395      999,244
    Vianini Lavori SpA..................................    27,367      129,622
   *Vittoria Assicurazioni SpA..........................    39,838      289,137
   *Yoox SpA............................................    21,873      417,508
    Zignago Vetro SpA...................................    11,452       73,932
                                                                   ------------
TOTAL ITALY.............................................            177,833,619
                                                                   ------------
JAPAN -- (17.1%)
   *1st Holdings, Inc...................................     3,600       24,041
   *77 Bank, Ltd. (The).................................   544,000    2,340,188
  #*A&A Material Corp...................................    12,000       11,788
    A&D Co., Ltd........................................    18,600       76,661
    ABC-Mart, Inc.......................................     6,200      235,892
   *Accordia Golf Co., Ltd..............................     1,464    1,428,950
   *Achilles Corp.......................................   216,000      318,849
   *Adeka Corp..........................................   143,400    1,228,955
   *Aderans Co., Ltd....................................    43,500      563,403
    Advan Co., Ltd......................................    21,700      208,891
   *Advantest Corp......................................    60,700      826,553
   #Advantest Corp. ADR.................................    15,767      212,854
   *Aeon Co., Ltd.......................................   327,600    3,715,766
   *Aeon Delight Co., Ltd...............................     7,200      134,742
    Aeon Fantasy Co., Ltd...............................    10,500      161,286
   #Aeon Mall Co., Ltd..................................    12,200      294,489
    Agrex, Inc..........................................     4,200       38,910
    Ahresty Corp........................................    27,800      156,995
    Ai Holdings Corp....................................    45,900      381,988
   *Aica Kogyo Co., Ltd.................................    48,300      802,530
    Aichi Bank, Ltd. (The)..............................    11,700      613,865
    Aichi Corp..........................................    51,200      279,769
    Aichi Steel Corp....................................   177,000      776,614
    Aichi Tokei Denki Co., Ltd..........................    27,000       83,396
   *Aida Engineering, Ltd...............................    78,800      596,867
    Aigan Co., Ltd......................................    26,900       90,664
   *Ain Pharmaciez, Inc.................................     3,300      178,289
   *Aiphone Co., Ltd....................................    21,600      360,528
   *Air Water, Inc......................................    86,000    1,098,448
    Airport Facilities Co., Ltd.........................    32,800      165,601
    Aisan Industry Co., Ltd.............................    51,200      431,561

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   *Aisin Seiki Co., Ltd..................................    66,800 $2,188,135
   *Ajinomoto Co., Inc....................................   342,000  4,638,832
  #*Akebono Brake Industry Co., Ltd.......................    55,000    267,116
   *Akita Bank, Ltd. (The)................................   254,000    716,667
    Alconix Corp..........................................     5,600     97,312
   *Alfresa Holdings Corp.................................    56,100  2,457,941
    Alinco, Inc...........................................     1,300     13,149
    All Nippon Airways Co., Ltd...........................   291,000    569,790
    Allied Telesis Holdings K.K...........................   113,500    101,916
   #Alpen Co., Ltd........................................    25,400    463,107
    Alpha Corp............................................     3,500     37,981
    Alpha Systems, Inc....................................    11,520    142,737
   *Alpine Electronics, Inc...............................    77,000    693,995
  #*Alps Electric Co., Ltd................................   281,600  1,642,902
    Alps Logistics Co., Ltd...............................    10,900    109,562
   #Altech Corp...........................................     7,000     50,939
   *Amada Co., Ltd........................................   543,000  3,393,495
   *Amano Corp............................................    90,700    816,639
    Amiyaki Tei Co., Ltd..................................        27     61,456
    Amuse, Inc............................................     8,520    178,948
    Ando Corp.............................................   126,000    179,866
    Anest Iwata Corp......................................    27,000    112,592
   *Anritsu Corp..........................................   119,000  1,527,203
    AOC Holdings, Inc.....................................    64,000    271,815
    AOI Electronic Co., Ltd...............................     6,400    115,841
    AOI Pro, Inc..........................................     5,500     35,907
   *AOKI Holdings, Inc....................................    27,400    658,565
   *Aomori Bank, Ltd. (The)...............................   335,000  1,015,203
   *Aoyama Trading Co., Ltd...............................    92,000  1,805,636
   *Aozora Bank, Ltd......................................   510,000  1,433,814
    Arakawa Chemical Industries, Ltd......................    22,600    176,478
   *Arata Corp............................................     2,000      7,611
    Araya Industrial Co., Ltd.............................    59,000     83,081
   *Arcland Sakamoto Co., Ltd.............................    22,300    360,405
   *Arcs Co., Ltd.........................................    47,473    889,172
    Argo Graphics, Inc....................................     9,000    128,470
   *Ariake Japan Co., Ltd.................................    24,300    442,645
    Arisawa Manufacturing Co., Ltd........................    59,900    217,352
   *Arnest One Corp.......................................    45,400    726,424
   *Arrk Corp.............................................    78,200    152,948
    Artnature, Inc........................................     1,800     28,343
   *As One Corp...........................................    15,190    307,586
   #Asahi Co., Ltd........................................     6,200     82,617
   *Asahi Diamond Industrial Co., Ltd.....................    82,600    755,618
    Asahi Glass Co., Ltd..................................   759,000  5,035,571
    Asahi Group Holdings, Ltd.............................    91,400  1,942,496
   *Asahi Holdings, Inc...................................    25,800    449,514
   *Asahi Kasei Corp...................................... 1,050,000  6,059,998
    Asahi Kogyosha Co., Ltd...............................    31,000     99,556
    Asahi Organic Chemicals Industry Co., Ltd.............    88,000    210,158
  #*Asanuma Corp..........................................   138,000    117,766
    Asatsu-DK, Inc........................................    42,900  1,154,596
    Asax Co., Ltd.........................................        22     29,269
   *Ashimori Industry Co., Ltd............................    87,000    124,826
    Asics Corp............................................    42,700    608,130
    ASKA Pharmaceutical Co., Ltd..........................    38,000    261,623
   *ASKUL Corp............................................    18,900    280,444
   *Astellas Pharma, Inc..................................    42,000  2,138,028
    Asunaro Aoki Construction Co., Ltd....................    41,500    245,121
    Ataka Construction & Engineering Co., Ltd.............     3,000     11,508
    Atom Corp.............................................    14,400     92,902

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Atsugi Co., Ltd.......................................   328,000 $  412,355
   *Autobacs Seven Co., Ltd...............................    35,600  1,448,172
   *Avex Group Holdings, Inc..............................    34,200    924,402
   *Awa Bank, Ltd. (The)..................................   313,000  1,901,489
    Axell Corp............................................     2,200     51,084
   *Azbil Corp............................................    79,700  1,704,723
   *Bando Chemical Industries, Ltd........................   144,000    463,760
   *Bank of Iwate, Ltd. (The).............................    22,100    924,373
   *Bank of Kyoto, Ltd. (The).............................   304,000  2,515,424
    Bank of Nagoya, Ltd. (The)............................   201,000    712,661
   *Bank of Okinawa, Ltd. (The)...........................    31,950  1,250,841
    Bank of Saga, Ltd. (The)..............................   177,000    404,555
   *Bank of the Ryukyus, Ltd..............................    60,500    754,175
   *Bank of Yokohama, Ltd. (The).......................... 1,140,000  5,445,050
    Belc Co., Ltd.........................................    13,438    204,706
    Belluna Co., Ltd......................................    36,150    270,663
   *Benesse Holdings, Inc.................................    16,300    710,596
    Best Bridal, Inc......................................         2      1,910
   *Best Denki Co., Ltd...................................   117,500    176,498
   #Bic Camera, Inc.......................................     1,106    554,921
   *Bit-isle, Inc.........................................     5,500     58,508
   *BML, Inc..............................................    14,200    346,010
    Bookoff Corp..........................................    19,300    146,077
    Bridgestone Corp......................................    84,900  2,226,652
   *Brother Industries, Ltd...............................   217,500  2,312,623
    Bunka Shutter Co., Ltd................................    68,000    339,572
    CAC Corp..............................................    15,300    129,123
   *Calsonic Kansei Corp..................................   266,000  1,103,876
   #Can Do Co., Ltd.......................................        33     39,974
    Canon Electronics, Inc................................    34,800    713,554
    Canon Marketing Japan, Inc............................    80,600  1,096,449
    Canon, Inc............................................     7,334    267,069
  #*Canon, Inc. Sponsored ADR.............................    59,377  2,171,417
   *Carchs Holdings Co., Ltd..............................    21,500     10,348
  #*Casio Computer Co., Ltd...............................   241,500  2,083,328
    Cawachi, Ltd..........................................    24,400    502,109
   *Central Glass Co., Ltd................................   343,000  1,057,335
   *Central Japan Railway Co., Ltd........................    16,400  1,434,425
    Central Sports Co., Ltd...............................       400      6,464
   *Century Tokyo Leasing Corp............................    68,230  1,523,984
   *Chiba Bank, Ltd. (The)................................   690,000  4,299,578
   *Chiba Kogyo Bank, Ltd. (The)..........................    62,000    487,181
    Chino Corp............................................    47,000    112,382
   *Chiyoda Co., Ltd......................................    28,200    652,810
    Chiyoda Corp..........................................    75,000    940,170
   *Chiyoda Integre Co., Ltd..............................    22,100    233,610
  #*Chori Co., Ltd........................................    19,700    213,195
   *Chubu Electric Power Co., Ltd.........................    73,100    923,374
   *Chubu Shiryo Co., Ltd.................................    28,000    160,447
   *Chuetsu Pulp & Paper Co., Ltd.........................   122,000    225,231
   *Chugai Mining Co., Ltd................................   259,700     82,405
    Chugai Pharmaceutical Co., Ltd........................    19,800    407,308
  #*Chugai Ro Co., Ltd....................................    95,000    255,704
   *Chugoku Bank, Ltd. (The)..............................   208,000  2,864,919
   *Chugoku Electric Power Co., Ltd. (The)................    64,900    853,989
    Chugoku Marine Paints, Ltd............................   114,000    601,148
    Chukyo Bank, Ltd. (The)...............................   183,000    402,208
    Chuo Denki Kogyo Co., Ltd.............................    31,000    115,226
    Chuo Gyorui Co., Ltd..................................    38,000     85,844
    Chuo Spring Co., Ltd..................................    60,000    209,650
   *Citizen Holdings Co., Ltd.............................   384,350  2,201,552

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
JAPAN -- (Continued)
   *CKD Corp...............................................  91,700 $  557,888
  #*Clarion Co., Ltd....................................... 103,000    160,081
    Cleanup Corp...........................................  28,100    203,204
    CMIC Holdings Co., Ltd.................................   8,500    129,754
   *CMK Corp...............................................  75,800    282,948
    Coca-Cola Central Japan Co., Ltd.......................  45,700    612,337
    Coca-Cola West Co., Ltd................................ 104,302  1,647,098
   *cocokara fine, Inc.....................................  23,320    764,612
   *Colowide Co., Ltd......................................  32,000    316,825
    Computer Engineering & Consulting, Ltd.................  17,600    107,665
   *COMSYS Holdings Corp................................... 150,000  1,809,030
   *Co-Op Chemical Co., Ltd................................  26,000     34,932
    Core Corp..............................................   6,100     48,874
    Corona Corp............................................  22,200    289,160
    Cosel Co., Ltd.........................................  18,800    220,362
   *Cosmo Oil Co., Ltd..................................... 933,000  2,097,506
   *Cosmos Initia Co., Ltd.................................  19,800    110,943
   #Cosmos Pharmaceutical Corp.............................   3,000    321,206
    Create Medic Co., Ltd..................................   3,500     31,336
    CREATE SD HOLDINGS Co., Ltd............................     500     16,104
    Credit Saison Co., Ltd................................. 156,300  3,307,459
    Cresco, Ltd............................................  36,000    248,093
    Cross Plus, Inc........................................   2,000     19,027
    CTI Engineering Co., Ltd...............................  12,300     83,076
    Cybozu, Inc............................................     141     42,677
  #*Dai Nippon Printing Co., Ltd........................... 526,000  4,252,412
    Dai Nippon Toryo, Ltd.................................. 120,000    199,371
   *Daibiru Corp...........................................  79,100    767,602
   *Daicel Corp............................................ 413,000  2,883,958
    Dai-Dan Co., Ltd.......................................  42,000    241,610
    Daido Kogyo Co., Ltd...................................  32,000     55,806
   *Daido Metal Co., Ltd...................................  52,000    444,881
   *Daido Steel Co., Ltd................................... 399,000  1,781,239
    Daidoh, Ltd............................................  32,800    227,412
  #*Daiei, Inc. (The)...................................... 178,400    405,473
   *Daifuku Co., Ltd....................................... 148,500    990,340
   *Daihatsu Diesel Manufacturing Co., Ltd.................  10,000     39,306
    Daihatsu Motor Co., Ltd................................  66,000  1,372,972
   *Daihen Corp............................................ 167,000    559,072
    Daiho Corp............................................. 104,000    144,216
  #*Daiichi Chuo K.K....................................... 152,000    145,984
    Daiichi Jitsugyo Co., Ltd..............................  78,000    378,738
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.................   3,000     46,652
    Dai-ichi Kogyo Seiyaku Co., Ltd........................  43,000    114,574
   *Dai-ichi Life Insurance Co., Ltd. (The)................   2,652  3,800,456
    Daiichi Sankyo Co., Ltd................................ 131,900  2,233,130
    Dai-ichi Seiko Co., Ltd................................  12,100    171,131
   *Daiichikosho Co., Ltd..................................  10,900    266,470
    Daiken Corp............................................ 115,000    316,519
    Daiki Aluminium Industry Co., Ltd......................  43,000    105,825
  #*Daikin Industries, Ltd.................................  48,900  1,868,425
   #Daikoku Denki Co., Ltd.................................  11,800    279,345
    Daikokutenbussan Co., Ltd..............................     700     17,385
   *Daikyo, Inc............................................ 399,392  1,069,469
   #Dainichi Co., Ltd......................................  17,300    182,860
    Dainichiseika Colour & Chemicals Manufacturing Co.,
      Ltd.................................................. 102,000    470,131
  #*Dainippon Sumitomo Pharma Co., Ltd.....................  97,300  1,371,677
  #*Daio Paper Corp........................................ 139,000    945,936
    Daisan Bank, Ltd. (The)................................ 195,000    375,322
   *Daiseki Co., Ltd.......................................  44,925    637,699
   *Daishi Bank, Ltd. (The)................................ 409,000  1,421,043

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
    Daishinku Corp........................................    17,000 $   48,986
   *Daiso Co., Ltd........................................   105,000    307,746
   #Daisyo Corp...........................................    24,700    325,074
    Daito Bank, Ltd. (The)................................   157,000    181,775
    Daito Electron Co., Ltd...............................     1,000      3,989
    Daito Pharmaceutical Co., Ltd.........................    11,800    186,316
   *Daito Trust Construction Co., Ltd.....................    10,200  1,004,980
   *Daiwa House Industry Co., Ltd.........................   300,000  5,512,873
    Daiwa Industries, Ltd.................................    33,000    181,831
   *Daiwa Securities Group, Inc........................... 1,455,000  8,462,866
   *Daiwabo Holdings Co., Ltd.............................   305,000    603,519
    DC Co., Ltd...........................................    25,000     92,396
  #*DCM Holdings Co., Ltd.................................   155,480  1,021,932
  #*DeNa Co., Ltd.........................................    12,400    393,019
   *Denki Kagaku Kogyo K.K................................   678,000  2,448,384
    Denki Kogyo Co., Ltd..................................   109,000    466,341
   *Denso Corp............................................   125,500  4,701,923
   *Dentsu, Inc...........................................   110,300  3,084,261
   *Denyo Co., Ltd........................................    23,900    289,368
   *Descente, Ltd.........................................    53,000    346,307
   *DIC Corp..............................................   369,000    730,567
  #*Digital Garage, Inc...................................       106    248,483
  #*Disco Corp............................................    17,700    974,108
    DMW Corp..............................................       900     15,516
    Don Quijote Co., Ltd..................................    14,200    565,371
   *Doshisha Co., Ltd.....................................    16,100    436,727
   *Doutor Nichires Holdings Co., Ltd.....................    49,023    692,782
   *Dowa Holdings Co., Ltd................................   273,500  1,934,778
  #*Dr. Ci:Labo Co., Ltd..................................        79    233,493
   *DTS Corp..............................................    35,600    450,778
    Dunlop Sports Co., Ltd................................    18,200    201,089
   *Duskin Co., Ltd.......................................    73,000  1,387,554
    Dynic Corp............................................    14,000     27,332
   *Eagle Industry Co., Ltd...............................    39,000    326,343
    Earth Chemical Co., Ltd...............................     7,900    255,373
   *East Japan Railway Co.................................    37,900  2,558,526
   *Ebara Corp............................................   585,000  2,287,974
    Echo Trading Co., Ltd.................................     3,000     27,333
  #*Edion Corp............................................   136,400    655,692
   *Ehime Bank, Ltd. (The)................................   188,000    483,199
    Eidai Co., Ltd........................................    13,000     53,050
   *Eighteenth Bank, Ltd. (The)...........................   284,000    738,906
   *Eiken Chemical Co., Ltd...............................    27,200    367,588
   *Eisai Co., Ltd........................................    11,500    502,794
    Eizo Nanao Corp.......................................    25,500    407,076
    Elecom Co., Ltd.......................................     1,600     25,987
   *Electric Power Development Co., Ltd...................    29,000    666,738
    Elematec Corp.........................................     9,603    128,409
    Emori & Co., Ltd......................................       200      2,154
   *en-japan, Inc.........................................        48     49,279
   *Enplas Corp...........................................     9,900    438,627
   *Enshu, Ltd............................................    23,000     34,663
   #Ensuiko Sugar Refining Co., Ltd.......................    11,000     29,394
   *EPS Corp..............................................        65    184,434
    ESPEC Corp............................................    35,300    282,694
    Excel Co., Ltd........................................     1,500     13,072
   *Exedy Corp............................................    52,000  1,141,348
   *Ezaki Glico Co., Ltd..................................    55,000    540,786
    F&A Aqua Holdings, Inc................................    15,600    181,518
    Faith, Inc............................................       847     95,115
    FALCO SD HOLDINGS Co., Ltd............................     7,800     89,632

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
   *FamilyMart Co., Ltd...................................  16,000 $  642,737
   *Fancl Corp............................................  69,400    777,448
   *FANUC Corp............................................   9,500  1,482,480
   *Fast Retailing Co., Ltd...............................   2,800    735,777
  #*FCC Co., Ltd..........................................  45,000    967,256
  #*FDK Corp..............................................  84,000     73,536
    Felissimo Corp........................................   1,200     14,091
   *Ferrotec Corp.........................................  36,100    141,795
   *FIDEA Holdings Co., Ltd...............................  55,600    133,044
   #Fields Corp...........................................   9,700    134,917
  #*First Baking Co., Ltd.................................  12,000     11,534
   *Foster Electric Co., Ltd..............................  32,900    517,988
   *FP Corp...............................................   6,100    393,377
    France Bed Holdings Co., Ltd.......................... 148,000    331,910
    F-Tech, Inc...........................................   8,200    114,067
   *Fuji Co., Ltd.........................................  22,500    454,205
    Fuji Corp, Ltd........................................  35,400    195,656
   *Fuji Electric Co., Ltd................................ 829,000  1,935,828
    Fuji Electronics Co., Ltd.............................  17,000    234,169
   #Fuji Furukawa Engineering & Construction Co., Ltd.....  10,000     21,992
   *Fuji Heavy Industries, Ltd............................ 428,000  5,788,585
   *Fuji Kiko Co., Ltd....................................  16,000     53,710
   *Fuji Kosan Co., Ltd...................................  11,000     75,717
   *Fuji Kyuko Co., Ltd...................................  14,000     82,169
   *Fuji Media Holdings, Inc..............................     456    716,210
   *Fuji Oil Co., Ltd.....................................  97,200  1,320,476
    Fuji Oozx, Inc........................................   6,000     25,209
   *Fuji Pharma Co., Ltd..................................     700     12,267
    Fuji Seal International, Inc..........................  36,300    787,483
   #Fuji Soft, Inc........................................  32,800    693,693
  #*Fujibo Holdings, Inc..................................  85,000    278,929
    Fujicco Co., Ltd......................................  31,600    361,731
   *FUJIFILM Holdings Corp................................ 237,075  4,727,184
    Fujikura Kasei Co., Ltd...............................  42,500    179,267
    Fujikura Rubber, Ltd..................................  18,900     56,189
   *Fujikura, Ltd......................................... 636,000  1,978,279
    Fujimi, Inc...........................................  18,100    310,394
   *Fujimori Kogyo Co., Ltd...............................  14,800    346,052
    Fujita Kanko, Inc.....................................  11,000     37,005
   *Fujitec Co., Ltd......................................  98,000    680,748
    Fujitsu Frontech, Ltd.................................  25,200    148,313
   *Fujitsu General, Ltd..................................  42,000    368,041
   *Fujitsu, Ltd.......................................... 918,292  3,718,414
    Fujiya Co., Ltd.......................................  81,000    184,359
    FuKoKu Co., Ltd.......................................   7,700     69,814
   #Fukuda Corp...........................................  42,000    175,177
   *Fukui Bank, Ltd. (The)................................ 297,000    585,101
   *Fukuoka Financial Group, Inc.......................... 729,600  3,071,982
   *Fukushima Bank, Ltd. (The)............................ 356,000    392,833
    Fukushima Industries Corp.............................   6,300    130,276
  #*Fukuyama Transporting Co., Ltd........................ 233,000  1,191,250
    Fumakilla, Ltd........................................  16,000     57,108
    Funai Consulting, Inc.................................  10,500     66,618
    Furukawa Battery Co., Ltd.............................   5,000     27,121
   *Furukawa Co., Ltd..................................... 461,000    488,923
   *Furukawa Electric Co., Ltd............................ 998,067  2,022,583
    Furukawa-Sky Aluminum Corp............................ 141,000    409,484
    Furusato Industries, Ltd..............................  14,900    128,660
   *Fuso Pharmaceutical Industries, Ltd...................  93,000    373,226
   *Futaba Industrial Co., Ltd............................  92,300    419,935
    Future Architect, Inc.................................      69     28,094

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Fuyo General Lease Co., Ltd...........................  24,400 $  872,269
    G-7 Holdings, Inc.....................................   6,500     35,444
   #Gakken Holdings Co., Ltd..............................  98,000    306,260
    Gecoss Corp...........................................  25,000    196,282
  #*Geo Holdings Corp.....................................     434    435,231
    GLOBERIDE, Inc........................................  27,000     33,998
   *Glory, Ltd............................................  91,600  2,145,361
    GMO Internet, Inc.....................................  31,900    233,706
    Godo Steel, Ltd....................................... 217,000    436,109
    Goldcrest Co., Ltd....................................  26,030    495,412
   #Goldwin, Inc..........................................  72,000    424,538
  #*Gourmet Kineya Co., Ltd...............................  28,000    194,991
   *Gree, Inc.............................................  17,200    255,746
  #*GS Yuasa Corp......................................... 499,000  1,776,688
    GSI Creos Corp........................................ 122,000    183,978
    G-Tekt Corp...........................................  11,200    265,552
   #Gulliver International Co., Ltd.......................   7,910    335,907
    Gun Ei Chemical Industry Co., Ltd.....................  89,000    229,685
   *Gunma Bank, Ltd. (The)................................ 602,000  2,905,723
   *Gunze, Ltd............................................ 319,000    853,844
    Gurunavi, Inc.........................................     600      6,666
   *H2O Retailing Corp.................................... 128,000  1,050,459
  #*Hachijuni Bank, Ltd. (The)............................ 458,000  2,293,003
    Hagihara Industries, Inc..............................   2,200     33,631
    Hagoromo Foods Corp...................................   3,000     36,415
   *HAJIME CONSTRUCTION Co., Ltd..........................   5,200    221,181
    Hakudo Co., Ltd.......................................   5,600     50,293
   *Hakuhodo DY Holdings, Inc.............................  27,390  1,866,424
    Hakuto Co., Ltd.......................................  23,500    216,087
   *Hamakyorex Co., Ltd...................................   7,300    235,055
    Hamamatsu Photonics K.K...............................  24,300    929,091
   *Hankyu Hanshin Holdings, Inc.......................... 821,000  4,480,062
   *Hanwa Co., Ltd........................................ 311,000  1,194,249
    Happinet Corp.........................................  21,600    170,847
   *Harashin Narus Holdings Co., Ltd......................   7,600    134,221
    Hard Off Corp.Co., Ltd................................   2,800     19,343
    Harima Chemicals, Inc.................................  22,000    113,495
    Haruyama Trading Co., Ltd.............................   2,400     12,842
   *Haseko Corp........................................... 993,000    954,672
   *Hazama Corp...........................................  98,900    268,584
   #Heiwa Corp............................................  45,400    768,194
   *Heiwa Real Estate Co., Ltd............................  57,900    783,289
   *Heiwado Co., Ltd......................................  50,800    728,858
    Hibiya Engineering, Ltd...............................  40,600    452,332
    Hiday Hidaka Corp.....................................   9,720    220,729
    Higashi Nihon House Co., Ltd..........................   6,000     27,570
    Higashi-Nippon Bank, Ltd.............................. 200,000    494,705
   *Higo Bank, Ltd. (The)................................. 237,000  1,460,814
    Hikari Tsushin, Inc...................................  25,200  1,166,120
   *Hino Motors, Ltd...................................... 107,000  1,124,378
    Hioki EE Corp.........................................   2,400     35,842
   *Hiroshima Bank, Ltd. (The)............................ 769,000  3,269,291
    Hisaka Works, Ltd.....................................  39,000    343,003
   *Hisamitsu Pharmaceutical Co., Inc.....................   6,800    364,255
   *Hitachi Cable, Ltd.................................... 239,000    370,753
    Hitachi Capital Corp..................................  78,700  1,568,376
    Hitachi Chemical Co., Ltd.............................  72,600  1,022,338
   #Hitachi Construction Machinery Co., Ltd...............  72,700  1,669,508
    Hitachi High-Technologies Corp........................  73,900  1,467,638
    Hitachi Koki Co., Ltd.................................  83,900    671,094
   *Hitachi Kokusai Electric, Inc.........................  74,000    612,175

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
JAPAN -- (Continued)
    Hitachi Medical Corp................................    33,000 $   486,881
    Hitachi Metals Techno, Ltd..........................     3,500      22,695
   #Hitachi Metals, Ltd.................................    99,100     852,041
    Hitachi Transport System, Ltd.......................    63,500     961,620
   *Hitachi Zosen Corp.................................. 1,189,500   1,898,802
    Hitachi, Ltd. ADR...................................    95,037   5,653,751
    Hochiki Corp........................................    15,000      74,306
   #Hodogaya Chemical Co., Ltd..........................    78,000     146,495
    Hogy Medical Co., Ltd...............................    20,900   1,007,318
    Hohsui Corp.........................................    11,000      15,024
   *Hokkaido Electric Power Co., Inc....................   102,900     986,084
    Hokkaido Gas Co., Ltd...............................    75,000     196,768
    Hokkan Holdings, Ltd................................    70,000     205,019
    Hokko Chemical Industry Co., Ltd....................    25,000      72,628
   *Hokkoku Bank, Ltd. (The)............................   356,000   1,463,556
   *Hokuetsu Bank, Ltd. (The)...........................   269,000     579,911
    Hokuetsu Industries Co., Ltd........................    10,000      25,290
  #*Hokuetsu Kishu Paper Co., Ltd.......................   166,295     849,144
   *Hokuhoku Financial Group, Inc....................... 1,875,000   3,051,373
    Hokuriku Electric Industry Co., Ltd.................    60,000      78,860
   *Hokuriku Electric Power Co., Inc....................    88,500     975,715
    Hokuriku Electrical Construction Co., Ltd...........     6,000      19,112
  #*Hokuto Corp.........................................    17,800     333,897
    Honda Motor Co., Ltd................................    45,100   1,704,744
  #*Honda Motor Co., Ltd. Sponsored ADR.................   417,161  15,722,798
    H-One Co., Ltd......................................     1,100      11,453
   #Honeys Co., Ltd.....................................    27,960     342,371
   *Hoosiers Corp.......................................       237     206,277
    Horiba, Ltd.........................................    47,200   1,386,257
    Hoshizaki Electric Co., Ltd.........................    30,100     895,017
    Hosiden Corp........................................    84,900     464,914
   *Hosokawa Micron Corp................................    41,000     321,104
   *House Foods Corp....................................   108,300   1,633,952
    Howa Machinery, Ltd.................................   184,000     197,464
   *Hoya Corp...........................................    32,000     617,873
    Hurxley Corp........................................     2,200      17,310
   *Hyakugo Bank, Ltd. (The)............................   320,000   1,386,156
   *Hyakujishi Bank, Ltd. (The).........................   336,000   1,257,322
    I Metal Technology Co., Ltd.........................    14,000      24,608
   *Ibiden Co., Ltd.....................................   204,700   2,917,526
    IBJ Leasing Co., Ltd................................    19,200     515,025
   #Ichibanya Co., Ltd..................................     1,300      42,466
    Ichiken Co., Ltd....................................    22,000      44,676
   *Ichikoh Industries, Ltd.............................    39,000      64,637
    Ichinen Holdings Co., Ltd...........................    23,372     156,251
    Ichiyoshi Securities Co., Ltd.......................    56,400     465,510
    Idec Corp...........................................    29,800     263,924
   *Idemitsu Kosan Co., Ltd.............................    22,900   2,007,891
    Ihara Chemical Industry Co., Ltd....................    51,000     272,705
   *IHI Corp............................................   838,000   2,172,471
  #*Iida Home Max Co., Ltd..............................    28,300     368,581
   #Iino Kaiun Kaisha, Ltd..............................   133,800     615,206
   *Ikegami Tsushinki Co., Ltd..........................    54,000      42,462
    Ikyu Corp...........................................        67      65,506
    Imasen Electric Industrial Co., Ltd.................    21,600     259,132
    Imperial Hotel, Ltd.................................     7,550     244,925
  #*Inaba Denki Sangyo Co., Ltd.........................    29,400     909,804
    Inaba Seisakusho Co., Ltd...........................    17,800     215,356
   *Inabata & Co., Ltd..................................    73,000     492,524
    Inageya Co., Ltd....................................    24,200     266,033
    Ines Corp...........................................    60,600     415,387

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    I-Net Corp............................................   7,400 $   54,824
   *Infocom Corp..........................................      18     23,242
    Information Services International-Dentsu, Ltd........  20,200    185,267
    Innotech Corp.........................................  18,800     89,016
   *Inpex Corp............................................   1,121  6,490,343
    Intage, Inc...........................................   4,000     95,046
   *Internet Initiative Japan, Inc........................  18,900    528,690
  #*Inui Steamship Co., Ltd...............................  38,300    131,357
    Inui Warehouse Co., Ltd...............................   5,000     30,110
    Ise Chemical Corp.....................................  15,000     87,723
   *Iseki & Co., Ltd...................................... 294,000    797,316
   *Isetan Mitsukoshi Holdings, Ltd....................... 359,240  3,547,600
   *Ishihara Sangyo Kaisha, Ltd........................... 426,000    353,355
    Ishii Iron Works Co., Ltd.............................  29,000     58,973
    Ishizuka Glass Co., Ltd...............................  12,000     20,172
   *Isuzu Motors, Ltd..................................... 333,000  2,088,414
   *IT Holdings Corp...................................... 122,400  1,739,182
    ITC Networks Corp.....................................   4,100     31,183
  #*Ito En, Ltd...........................................  25,700    499,209
   *ITOCHU Corp........................................... 451,700  5,108,504
   *Itochu Enex Co., Ltd..................................  71,200    383,381
   *Itochu Techno-Solutions Corp..........................  11,400    494,736
    Itochu-Shokuhin Co., Ltd..............................  10,700    376,277
   *Itoham Foods, Inc..................................... 251,000  1,137,546
   #Itoki Corp............................................  68,400    336,490
    Iwai Cosmo Holdings, Inc..............................  13,500     83,576
    Iwaki & Co., Ltd......................................  13,000     26,304
   *Iwasaki Electric Co., Ltd............................. 111,000    274,630
   *Iwatani Corp.......................................... 226,000    856,551
   *Iwatsu Electric Co., Ltd.............................. 112,000     99,205
   *Iyo Bank, Ltd. (The).................................. 345,157  2,822,588
    Izumi Co., Ltd........................................  47,100  1,003,790
   #Izumiya Co., Ltd......................................  96,000    521,195
   *Izutsuya Co., Ltd..................................... 124,000    137,554
   *J. Front Retailing Co., Ltd........................... 616,600  3,382,262
    Jalux, Inc............................................   2,900     28,886
    Jamco Corp............................................  11,000     54,666
   *Janome Sewing Machine Co., Ltd........................ 198,000    203,200
   *Japan Airport Terminal Co., Ltd.......................  66,200    692,546
   *Japan Asia Investment Co., Ltd........................  33,000     25,910
   *Japan Aviation Electronics Industry, Ltd..............  95,000    695,544
    Japan Carlit Co., Ltd.................................  22,000    113,346
    Japan Cash Machine Co., Ltd...........................  16,600    149,543
   *Japan Digital Laboratory Co., Ltd.....................  35,100    398,413
    Japan Drilling Co., Ltd...............................   6,000    193,335
    Japan Electronic Materials Corp.......................   4,100     17,982
    Japan Foundation Engineering Co., Ltd.................  10,400     36,966
    Japan Medical Dynamic Marketing, Inc..................   2,600      7,211
    Japan Oil Transportation Co., Ltd.....................   2,000      4,475
   *Japan Pulp & Paper Co., Ltd........................... 127,000    418,047
    Japan Pure Chemical Co., Ltd..........................       1      2,603
  #*Japan Radio Co., Ltd..................................  98,000    265,882
  #*Japan Steel Works, Ltd. (The)......................... 211,000  1,217,392
   *Japan Tobacco, Inc....................................  42,800  1,335,405
    Japan Transcity Corp..................................  74,000    287,533
    Japan Vilene Co., Ltd.................................  50,000    218,382
    Japan Wool Textile Co., Ltd. (The)....................  89,000    582,724
    Jastec Co., Ltd.......................................  13,400     81,048
    JBCC Holdings, Inc....................................  22,200    170,353
    JCU Corp..............................................   2,100     80,457
   *Jeol, Ltd.............................................  92,000    349,490

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
  #*JFE Holdings, Inc.....................................   355,708 $7,592,749
    JGC Corp..............................................    24,000    680,372
    Jidosha Buhin Kogyo Co., Ltd..........................    18,000     81,937
   *Jimoto Holdings, Inc..................................     7,500     17,725
    JK Holdings Co., Ltd..................................    10,900     52,554
    JMS Co., Ltd..........................................    40,000    164,882
   *Joban Kosan Co., Ltd..................................    79,000    135,066
   *J-Oil Mills, Inc......................................   166,000    490,456
  #*Joshin Denki Co., Ltd.................................    57,000    571,750
   *Jowa Holdings Co., Ltd................................     1,700     36,731
   *Joyo Bank, Ltd. (The).................................   605,000  2,836,445
  #*JSP Corp..............................................    34,700    515,747
   *JSR Corp..............................................    50,800  1,004,456
   *JTEKT Corp............................................   198,200  2,117,114
  #*Juki Corp.............................................    76,000    135,827
    Jupiter Telecommunications Co., Ltd...................       244    293,459
    Juroku Bank, Ltd......................................   387,000  1,354,439
   *Justsystems Corp......................................    33,000    192,075
   *JVC Kenwood Holdings, Inc.............................   221,270    766,500
   *JX Holdings, Inc...................................... 1,148,170  6,774,000
   #kabu.com Securities Co., Ltd..........................    41,600    202,002
    Kabuki-Za Co., Ltd....................................     1,000     54,503
  #*Kadokawa Group Holdings, Inc..........................    29,900    803,531
    Kaga Electronics Co., Ltd.............................    31,900    268,033
    Kagome Co., Ltd.......................................    22,500    419,735
   *Kagoshima Bank, Ltd. (The)............................   235,000  1,512,857
   *Kajima Corp...........................................   486,000  1,456,813
   *Kakaku.com, Inc.......................................     9,600    358,340
   *Kaken Pharmaceutical Co., Ltd.........................    40,000    656,387
    Kameda Seika Co., Ltd.................................    21,600    469,033
   *Kamei Corp............................................    43,000    373,662
   *Kamigumi Co., Ltd.....................................   360,000  2,932,404
    Kanaden Corp..........................................    27,000    161,314
    Kanagawa Chuo Kotsu Co., Ltd..........................    11,000     57,860
    Kanamoto Co., Ltd.....................................    43,000    684,393
    Kandenko Co., Ltd.....................................   185,000    829,167
   *Kaneka Corp...........................................   439,000  2,348,377
   *Kanematsu Corp........................................   461,000    706,906
   *Kanematsu Electronics, Ltd............................    41,300    478,323
   *Kansai Electric Power Co., Inc........................   168,100  1,601,587
    Kansai Paint Co., Ltd.................................   180,000  2,004,515
   *Kansai Urban Banking Corp.............................    10,000     12,589
   #Kanto Denka Kogyo Co., Ltd............................    71,000    134,347
    Kanto Natural Gas Development Co., Ltd................    42,000    232,147
    Kao Corp..............................................    25,700    737,227
  #*Kappa Create Holdings Co., Ltd........................     5,900    135,874
    Kasai Kogyo Co., Ltd..................................    46,000    214,306
   *Kasumi Co., Ltd.......................................    55,200    349,574
    Katakura Chikkarin Co., Ltd...........................    20,000     48,345
    Katakura Industries Co., Ltd..........................    28,300    276,701
   *Kato Sangyo Co., Ltd..................................    34,000    632,939
  #*Kato Works Co., Ltd...................................    91,128    263,420
    KAWADA TECHNOLOGIES, Inc..............................     3,700     66,830
    Kawai Musical Instruments Manufacturing Co., Ltd......   126,000    244,855
    Kawakin Holdings Co., Ltd.............................    10,000     33,721
   *Kawasaki Heavy Industries, Ltd........................   929,000  2,878,113
    Kawasaki Kasei Chemicals, Ltd.........................    23,000     29,218
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    28,000     78,525
  #*Kawasaki Kisen Kaisha, Ltd............................ 1,538,000  2,919,967
    Kawasumi Laboratories, Inc............................    22,000    137,661
   *KDDI Corp.............................................    31,300  2,328,918

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   #Keihan Electric Railway Co., Ltd......................   101,000 $  462,486
    Keihanshin Building Co., Ltd..........................    18,900    102,516
    Keihin Co., Ltd. (The)................................    59,000     91,079
  #*Keihin Corp...........................................    78,600  1,091,969
  #*Keikyu Corp...........................................   119,000  1,009,380
   *Keio Corp.............................................   139,000  1,031,686
   *Keisei Electric Railway Co., Ltd......................   166,000  1,471,812
   *Keiyo Bank, Ltd. (The)................................   356,000  1,688,884
   #Keiyo Co., Ltd........................................    43,900    234,101
   *Kenedix, Inc..........................................     3,751  1,171,846
    Kentucky Fried Chicken Japan, Ltd.....................     5,000    113,938
    Kewpie Corp...........................................   103,600  1,376,834
    Key Coffee, Inc.......................................    17,900    319,155
   *Keyence Corp..........................................     3,405    944,657
    Kikkoman Corp.........................................   149,050  2,228,898
    Kimoto Co., Ltd.......................................    43,800    362,275
    Kimura Chemical Plants Co., Ltd.......................    20,900     85,803
   *Kinden Corp...........................................   202,000  1,339,455
   *Kinki Nippon Tourist Co., Ltd.........................    67,000     96,342
    Kinki Sharyo Co., Ltd.................................    45,000    155,005
  #*Kintetsu Corp.........................................   388,000  1,594,182
   *Kintetsu World Express, Inc...........................    12,700    416,908
  #*Kinugawa Rubber Industrial Co., Ltd...................    65,000    358,900
    Kirin Holdings Co., Ltd...............................   254,980  3,186,168
    Kirindo Co., Ltd......................................     2,700     20,412
    Kisoji Co., Ltd.......................................    16,200    320,757
  #*Kitagawa Iron Works Co., Ltd..........................   154,000    259,241
   *Kita-Nippon Bank, Ltd. (The)..........................    10,000    269,650
    Kitano Construction Corp..............................    89,000    229,215
    Kito Corp.............................................       151    134,045
   *Kitz Corp.............................................   140,700    724,765
   *Kiyo Holdings, Inc....................................   856,000  1,265,261
    Koa Corp..............................................    59,300    499,271
   *Koatsu Gas Kogyo Co., Ltd.............................    36,000    198,723
   *Kobayashi Pharmaceutical Co., Ltd.....................    13,700    668,532
   *Kobe Steel, Ltd....................................... 2,899,000  3,580,319
   #Kohnan Shoji Co., Ltd.................................    53,800    645,742
    Kohsoku Corp..........................................     5,000     43,674
    Koike Sanso Kogyo Co., Ltd............................    40,000     87,478
   *Koito Manufacturing Co., Ltd..........................   127,000  2,117,126
   #Kojima Co., Ltd.......................................    37,100    131,770
    Kokuyo Co., Ltd.......................................   135,064    930,197
   #KOMAIHALTEC, Inc......................................    71,000    193,416
    Komatsu Seiren Co., Ltd...............................    47,000    203,723
    Komatsu Wall Industry Co., Ltd........................     9,000    158,896
   *Komatsu, Ltd..........................................    54,600  1,452,141
   *Komeri Co., Ltd.......................................    42,200  1,130,493
    Konaka Co., Ltd.......................................    29,880    236,257
   *Konami Co., Ltd.......................................    19,062    404,532
    Konami Corp. ADR......................................    19,770    416,356
    Kondotec, Inc.........................................    22,100    128,214
   *Konica Minolta Holdings, Inc..........................   439,000  3,506,288
    Konishi Co., Ltd......................................    19,900    362,131
  #*Kosaido Co., Ltd......................................       600      2,164
   *Kose Corp.............................................    46,100    971,233
    Kosei Securities Co., Ltd.............................   105,000    206,897
   *Koshidaka Holdings Co., Ltd...........................     1,200     29,802
   #KRS Corp..............................................    11,500    117,862
  #*K's Holdings Corp.....................................    62,620  1,702,589
    KU Holdings Co., Ltd..................................     7,800     48,726
   *Kubota Corp. Sponsored ADR............................    44,682  2,554,023

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
   *Kumagai Gumi Co., Ltd................................. 239,000 $  315,130
   #Kumiai Chemical Industry Co., Ltd.....................  79,000    444,856
   *Kura Corp.............................................  14,900    203,284
    Kurabo Industries, Ltd................................ 301,000    509,469
   *Kuraray Co., Ltd...................................... 218,900  2,812,318
    Kuraudia Co., Ltd.....................................   1,200     15,188
    Kureha Corp........................................... 215,000    832,514
  #*Kurimoto, Ltd......................................... 182,000    692,942
   *Kurita Water Industries, Ltd..........................  82,500  1,621,566
    Kuroda Electric Co., Ltd..............................  51,900    633,860
    Kurosaki Harima Corp..................................  80,000    204,623
    Kusuri No Aoki Co., Ltd...............................   3,300    173,272
  #*KYB Co., Ltd.......................................... 278,000  1,131,881
   *Kyocera Corp..........................................  33,515  3,035,791
    Kyocera Corp. Sponsored ADR...........................  28,900  2,543,200
    Kyoden Co., Ltd.......................................   7,000     10,147
    Kyodo Printing Co., Ltd............................... 124,000    342,836
    Kyodo Shiryo Co., Ltd................................. 118,000    135,471
    Kyoei Sangyo Co., Ltd.................................  21,000     36,474
    Kyoei Steel, Ltd......................................  26,000    484,161
  #*Kyoei Tanker Co., Ltd.................................  35,000     80,898
   *Kyokuto Boeki Kaisha, Ltd.............................  16,000     30,634
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................  52,400    590,404
   *Kyokuto Securities Co., Ltd...........................  32,500    405,529
    Kyokuyo Co., Ltd...................................... 114,000    254,405
   *KYORIN Holdings, Inc..................................  54,000  1,099,527
   *Kyoritsu Maintenance Co., Ltd.........................  15,940    392,519
   *Kyosan Electric Manufacturing Co., Ltd................  97,000    328,205
    Kyoto Kimono Yuzen Co., Ltd...........................  10,600    121,847
   *Kyowa Exeo Corp....................................... 139,300  1,416,557
    Kyowa Hakko Kirin Co., Ltd............................ 176,000  1,664,103
    Kyowa Leather Cloth Co., Ltd..........................  13,100     40,770
    Kyudenko Corp.........................................  67,000    342,427
   *Kyushu Electric Power Co., Inc........................ 104,600  1,006,782
   *Lasertec Corp.........................................  12,800    217,622
   *Lawson, Inc...........................................  10,200    739,158
    LEC, Inc..............................................   6,100     70,239
  #*Leopalace21 Corp...................................... 209,100    806,065
    Life Corp.............................................  11,400    157,985
   *Lintec Corp...........................................  69,800  1,290,765
   #Lion Corp............................................. 150,000    718,575
   *LIXIL Group Corp...................................... 148,419  3,449,017
   *Lonseal Corp..........................................  23,000     26,413
   #Look, Inc.............................................  55,000    223,069
   #M3, Inc...............................................     168    274,219
   *Macnica, Inc..........................................  16,000    312,911
   #Macromill, Inc........................................   7,800     87,519
   *Maeda Corp............................................ 207,000    805,618
   *Maeda Road Construction Co., Ltd...................... 103,000  1,535,039
    Maezawa Kasei Industries Co., Ltd.....................  11,000    106,939
    Maezawa Kyuso Industries Co., Ltd.....................  16,100    214,546
  #*Makino Milling Machine Co., Ltd....................... 170,000  1,081,980
   *Makita Corp...........................................  14,500    706,171
   #Makita Corp. Sponsored ADR............................  12,696    615,756
    Mamiya-Op Co., Ltd....................................  43,000     90,920
   *Mandom Corp...........................................  19,800    588,859
   #Marche Corp...........................................   2,000     17,198
    Mars Engineering Corp.................................  13,300    275,534
   *Marubeni Corp......................................... 495,359  3,638,576
    Marubun Corp..........................................  27,100    131,507
    Marudai Food Co., Ltd................................. 166,000    549,159

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
JAPAN -- (Continued)
  #*Maruei Department Store Co., Ltd....................    38,000 $    43,975
   #Maruetsu, Inc. (The)................................    60,000     193,569
   *Maruha Nichiro Holdings, Inc........................   436,815     759,362
   *Marui Group Co., Ltd................................   321,800   2,616,002
    Maruka Machinery Co., Ltd...........................     6,200      84,012
    Marusan Securities Co., Ltd.........................   108,700     782,450
  #*Maruwa Co., Ltd.....................................    14,100     432,734
    Maruyama Manufacturing Co., Inc.....................    70,000     142,320
   *Maruzen CHI Holdings Co., Ltd.......................     6,400      23,528
    Maruzen Showa Unyu Co., Ltd.........................    76,000     219,676
   *Marvelous AQL, Inc..................................       163      70,557
   *Matsuda Sangyo Co., Ltd.............................    22,762     288,721
    Matsui Construction Co., Ltd........................    27,000     105,328
  #*Matsui Securities Co., Ltd..........................    85,100     784,446
   *Matsumotokiyoshi Holdings Co., Ltd..................    50,600   1,227,521
   *Matsuya Co., Ltd....................................    14,700     133,183
   *Matsuya Foods Co., Ltd..............................    17,200     309,832
    Max Co., Ltd........................................    55,000     656,391
    Maxvalu Tokai Co., Ltd..............................    10,100     155,494
   *Mazda Motor Corp.................................... 2,344,000   6,340,801
    McDonald's Holdings Co. Japan, Ltd..................     8,500     218,176
    MEC Co., Ltd........................................    20,100      70,184
    Medical System Network Co., Ltd.....................     8,000      35,288
   *Medipal Holdings Corp...............................   192,600   2,440,302
  #*Megachips Corp......................................    16,500     282,445
   *Megane TOP Co., Ltd.................................    19,500     244,506
   *Megmilk Snow Brand Co., Ltd.........................    60,200   1,038,364
   *Meidensha Corp......................................   140,000     442,925
  #*MEIJI Holdings Co., Ltd.............................    53,610   2,370,549
   #Meiji Shipping Co., Ltd.............................     6,200      22,233
   *Meiko Electronics Co., Ltd..........................     2,200      15,945
    Meisei Electric Co., Ltd............................     4,000       3,937
    Meisei Industrial Co., Ltd..........................    31,000     120,756
   *Meitec Corp.........................................    17,300     442,569
    Meito Sangyo Co., Ltd...............................     8,800      94,338
   *Meito Transportation Co., Ltd.......................     1,300       8,937
    Meiwa Estate Co., Ltd...............................    26,500     143,589
   #Meiwa Trading Co., Ltd..............................    42,200     210,054
  #*Melco Holdings, Inc.................................    20,400     355,133
    Mesco, Inc..........................................     6,000      41,172
   *Message Co., Ltd....................................        71     191,709
   *Michinoku Bank, Ltd. (The)..........................   158,000     331,449
    Mie Bank, Ltd. (The)................................   104,000     231,918
    Mikuni Coca-Cola Bottling Co., Ltd..................    47,300     485,976
    Mikuni Corp.........................................     7,000      14,072
    Milbon Co., Ltd.....................................     5,280     170,286
    Mimasu Semiconductor Industry Co., Ltd..............    22,000     180,403
   *Minato Bank, Ltd. (The).............................   263,000     460,066
  #*Minebea Co., Ltd....................................   547,000   1,851,821
  #*Ministop Co., Ltd...................................    25,600     427,769
   *Miraca Holdings, Inc................................    20,800     867,216
   *Miraial Co., Ltd....................................     1,100      21,475
   *Mirait Holdings Corp................................   102,630     852,073
    Miroku Jyoho Service Co., Ltd.......................    23,000      91,313
    Misawa Homes Co., Ltd...............................    22,000     307,044
   *Misumi Group, Inc...................................    21,900     575,404
    Mitani Corp.........................................    13,800     203,312
    Mito Securities Co., Ltd............................   102,000     345,520
   *Mitsuba Corp........................................    71,000     451,660
    Mitsubishi Chemical Holdings Corp................... 1,206,500   5,586,607
   *Mitsubishi Corp.....................................   667,200  14,076,047

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
   *Mitsubishi Electric Corp............................    239,000 $ 1,980,801
   *Mitsubishi Estate Co., Ltd..........................     72,073   1,745,603
   *Mitsubishi Gas Chemical Co., Inc....................    527,000   3,527,416
   *Mitsubishi Heavy Industries, Ltd....................  1,177,000   6,293,796
    Mitsubishi Kakoki Kaisha, Ltd.......................     80,000     150,940
   *Mitsubishi Logistics Corp...........................    185,000   2,774,706
  #*Mitsubishi Materials Corp...........................    838,200   2,683,852
   *Mitsubishi Motors Corp..............................    980,000   1,018,955
   *Mitsubishi Paper Mills, Ltd.........................    361,000     355,193
    Mitsubishi Pencil Co., Ltd..........................     34,600     594,179
    Mitsubishi Research Institute, Inc..................        600      12,406
    Mitsubishi Shokuhin Co., Ltd........................     10,600     306,038
   *Mitsubishi Steel Manufacturing Co., Ltd.............    217,000     424,644
    Mitsubishi Tanabe Pharma Corp.......................    175,000   2,345,991
   *Mitsubishi UFJ Financial Group, Inc.................  4,366,600  24,833,476
    Mitsubishi UFJ Financial Group, Inc. ADR............  1,847,677  10,457,852
   *Mitsuboshi Belting Co., Ltd.........................     88,000     472,499
   *Mitsui & Co., Ltd...................................    513,700   7,763,926
    Mitsui & Co., Ltd. Sponsored ADR....................     15,592   4,709,564
   *Mitsui Chemicals, Inc...............................  1,344,065   3,187,499
    Mitsui Engineering & Shipbuilding Co., Ltd..........  1,260,000   1,996,500
   *Mitsui Fudosan Co., Ltd.............................    178,000   4,068,920
   *Mitsui High-Tec, Inc................................     45,100     329,520
    Mitsui Home Co., Ltd................................     46,000     265,149
    Mitsui Knowledge Industry Co., Ltd..................        942     157,266
   *Mitsui Matsushima Co., Ltd..........................    201,000     548,132
   *Mitsui Mining & Smelting Co., Ltd...................    865,000   2,201,422
  #*Mitsui O.S.K. Lines, Ltd............................  1,022,000   3,372,112
   *Mitsui Sugar Co., Ltd...............................    155,000     489,694
   *Mitsui-Soko Co., Ltd................................    168,000     730,293
   *Mitsumi Electric Co., Ltd...........................    170,000     907,996
    Mitsumura Printing Co., Ltd.........................     15,000      43,415
   *Mitsuuroko Holdings Co., Ltd........................     37,300     201,320
   *Miura Co., Ltd......................................     39,900   1,042,975
    Miyachi Corp........................................      3,500      25,272
  #*Miyaji Engineering Group, Inc.......................     95,000     181,618
    Miyazaki Bank, Ltd. (The)...........................    209,000     535,253
    Miyoshi Oil & Fat Co., Ltd..........................     86,000     178,212
   *Mizuho Financial Group, Inc......................... 10,641,060  21,239,338
    Mizuno Corp.........................................    164,605     751,784
    Mochida Pharmaceutical Co., Ltd.....................     51,000     654,271
    Modec, Inc..........................................     18,100     411,593
   *Monex Group, Inc....................................      2,947     863,491
   *Mori Seiki Co., Ltd.................................    159,100   1,496,657
    Morinaga & Co., Ltd.................................    232,000     491,446
   *Morinaga Milk Industry Co., Ltd.....................    301,000     966,930
    Morita Holdings Corp................................     43,000     380,644
    Morozoff, Ltd.......................................     48,000     163,540
    Mory Industries, Inc................................     45,000     130,795
  #*MOS Food Services, Inc..............................     22,000     411,631
   *Moshi Moshi Hotline, Inc............................     34,500     504,287
    Mr Max Corp.........................................     35,900     127,894
   *MS&AD Insurance Group Holdings, Inc.................    243,074   5,091,342
    MTI, Ltd............................................          7       7,327
   *Murata Manufacturing Co., Ltd.......................     43,900   2,707,128
  #*Musashi Seimitsu Industry Co., Ltd..................     28,400     576,924
   *Musashino Bank, Ltd.................................     46,300   1,583,481
   #Mutoh Holdings Co., Ltd.............................     43,000     112,099
   *NabtesCo.Corp.......................................     36,000     751,574
    NAC Co., Ltd........................................      3,300      88,474
   *Nachi-Fujikoshi Corp................................    277,000   1,124,838

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   *Nagaileben Co., Ltd...................................    17,200 $  221,264
   *Nagano Bank, Ltd. (The)...............................    83,000    149,782
    Nagano Keiki Co., Ltd.................................     1,700     12,652
   *Nagase & Co., Ltd.....................................   184,400  2,012,853
    Nagatanien Co., Ltd...................................     8,000     77,620
   *Nagoya Railroad Co., Ltd..............................   494,000  1,344,146
    Nakabayashi Co., Ltd..................................    59,000    124,064
    Nakamuraya Co., Ltd...................................    29,000    131,463
    Nakano Corp...........................................     1,000      3,040
   *Nakayama Steel Works, Ltd.............................   165,000    115,119
   *Namco Bandai Holdings, Inc............................   123,200  1,757,334
    Namura Shipbuilding Co., Ltd..........................     4,700     19,780
   *Nankai Electric Railway Co., Ltd......................   298,000  1,303,484
   *Nanto Bank, Ltd. (The)................................   311,000  1,352,079
    Natori Co., Ltd.......................................     5,000     48,398
    NEC Capital Solutions, Ltd............................    18,800    284,027
   *NEC Corp.............................................. 2,225,800  5,430,391
    NEC Fielding, Ltd.....................................    32,300    386,853
    NEC Mobiling, Ltd.....................................    12,000    548,557
   *NEC Networks & System Integration Corp................    37,900    711,961
   *Net One Systems Co., Ltd..............................    99,800    958,262
    Neturen Co., Ltd......................................    48,500    326,882
   *New Japan Chemical Co., Ltd...........................    53,300    186,667
   *NGK Insulators, Ltd...................................   123,000  1,430,623
   *NGK Spark Plug Co., Ltd...............................   196,000  2,493,142
   *NHK Spring Co., Ltd...................................   218,600  1,918,893
    Nice Holdings, Inc....................................   106,000    280,319
    Nichia Steel Works, Ltd...............................    53,000    135,092
  #*Nichias Corp..........................................   158,000    859,889
    Nichiban Co., Ltd.....................................    38,000    116,727
   #Nichicon Corp.........................................    94,100    773,252
   *Nichiden Corp.........................................     8,900    208,162
   *Nichiha Corp..........................................    34,900    505,319
   *Nichii Gakkan Co......................................    74,000    636,880
    Nichimo Co., Ltd......................................    48,000    108,108
   *Nichirei Corp.........................................   317,000  1,574,930
    Nichireki Co., Ltd....................................    36,000    204,633
   #Nidec Copal Corp......................................    19,700    139,842
    Nidec Copal Electronics Corp..........................     1,500      7,145
   #Nidec Corp............................................     7,126    407,331
   *Nidec Corp. ADR.......................................     9,900    141,372
    Nidec Tosok Corp......................................    17,300    130,334
   *Nifco, Inc............................................    53,800  1,117,357
    Nifty Corp............................................       172    285,483
   #Nihon Chouzai Co., Ltd................................     4,510    117,201
  #*Nihon Dempa Kogyo Co., Ltd............................    26,600    340,181
    Nihon Eslead Corp.....................................    15,500    164,257
    Nihon Kagaku Sangyo Co., Ltd..........................    11,000     65,558
    Nihon Kohden Corp.....................................    28,800    916,706
   *Nihon M&A Center, Inc.................................     5,800    204,886
   *Nihon Nohyaku Co., Ltd................................    79,000    460,496
   *Nihon Parkerizing Co., Ltd............................    62,000  1,021,928
   #Nihon Plast Co., Ltd..................................     2,900     16,338
    Nihon Shokuh Kako Co., Ltd............................     7,000     27,035
    Nihon Trim Co., Ltd...................................     2,250     69,556
   *Nihon Unisys, Ltd.....................................    84,800    692,797
    Nihon Yamamura Glass Co., Ltd.........................   151,000    300,465
   *Nikkiso Co., Ltd......................................    74,000    806,554
    Nikko Co., Ltd........................................    31,000    129,269
   *Nikon Corp............................................    35,600  1,017,910
   *Nintendo Co., Ltd.....................................    12,000  1,169,134

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   *Nippo Corp...........................................    89,000 $ 1,193,584
   *Nippon Beet Sugar Manufacturing Co., Ltd.............   153,000     292,015
   #Nippon Carbide Industries Co., Inc...................    78,000     390,606
    Nippon Carbon Co., Ltd...............................   202,000     389,157
    Nippon Ceramic Co., Ltd..............................     8,800     131,963
  #*Nippon Chemical Industrial Co., Ltd..................   141,000     210,243
  #*Nippon Chemi-Con Corp................................   212,000     451,508
    Nippon Chemiphar Co., Ltd............................    16,000     105,510
    Nippon Chutetsukan K.K...............................    43,000     131,426
  #*Nippon Coke & Engineering Co., Ltd...................   366,500     545,435
   *Nippon Columbia Co., Ltd.............................   166,000      87,078
    Nippon Concrete Industries Co., Ltd..................    47,000     164,839
    Nippon Conveyor Co., Ltd.............................    57,000      52,301
    Nippon Denko Co., Ltd................................   146,000     423,465
   *Nippon Densetsu Kogyo Co., Ltd.......................    51,000     521,401
    Nippon Denwa Shisetsu Co., Ltd.......................    52,000     154,523
   *Nippon Electric Glass Co., Ltd.......................   391,000   1,884,380
   *Nippon Express Co., Ltd..............................   788,000   3,252,458
    Nippon Felt Co., Ltd.................................    15,100      69,519
    Nippon Filcon Co., Ltd...............................    16,300      66,894
    Nippon Fine Chemical Co., Ltd........................    23,700     148,965
    Nippon Flour Mills Co., Ltd..........................   171,000     719,951
    Nippon Formula Feed Manufacturing Co., Ltd...........   117,000     149,349
  #*Nippon Gas Co., Ltd..................................    22,500     280,820
    Nippon Hume Corp.....................................    38,000     207,942
    Nippon Jogesuido Sekkei Co., Ltd.....................     8,200     111,056
    Nippon Kanzai Co., Ltd...............................     2,800      48,866
    Nippon Kasei Chemical Co., Ltd.......................    32,000      54,562
    Nippon Kayaku Co., Ltd...............................   181,000   2,044,553
  #*Nippon Kinzoku Co., Ltd..............................    87,000     124,705
   *Nippon Koei Co., Ltd.................................   105,000     398,112
   *Nippon Konpo Unyu Soko Co., Ltd......................    92,100   1,278,552
    Nippon Koshuha Steel Co., Ltd........................   108,000     119,280
   *Nippon Light Metal Holdings Co., Ltd.................   711,000     816,509
   *Nippon Meat Packers, Inc.............................   156,000   2,111,198
   *Nippon Paint Co., Ltd................................   191,000   1,716,485
  #*Nippon Paper Group, Inc..............................   158,502   2,246,035
    Nippon Parking Development Co., Ltd..................       143       9,608
    Nippon Pillar Packing Co., Ltd.......................    35,000     266,240
    Nippon Piston Ring Co., Ltd..........................   136,000     286,575
    Nippon Rietec Co., Ltd...............................     1,000       4,675
   *Nippon Road Co., Ltd. (The)..........................   129,000     576,837
    Nippon Seiki Co., Ltd................................    55,000     653,219
    Nippon Seisen Co., Ltd...............................    36,000     129,047
    Nippon Sharyo, Ltd...................................   106,000     393,700
  #*Nippon Sheet Glass Co., Ltd.......................... 1,580,000   1,841,779
   *Nippon Shinyaku Co., Ltd.............................    82,000   1,028,454
   *Nippon Shokubai Co., Ltd.............................   188,000   1,813,418
  #*Nippon Signal Co., Ltd...............................    86,500     599,716
   *Nippon Soda Co., Ltd.................................   249,000   1,130,361
  #*Nippon Steel & Sumitomo Metal Corp................... 3,971,415  10,992,819
    Nippon Steel Trading Co., Ltd........................    81,000     219,444
   #Nippon Suisan Kaisha, Ltd............................   359,100     713,510
   *Nippon Synthetic Chemical Industry Co., Ltd. (The)...    78,000     572,530
    Nippon Telegraph & Telephone Corp....................    11,300     473,260
   *Nippon Telegraph & Telephone Corp. ADR...............    71,400   1,503,684
   *Nippon Television Network Corp.......................    53,500     761,530
    Nippon Thompson Co., Ltd.............................   114,000     449,150
    Nippon Tungsten Co., Ltd.............................    31,000      52,101
   *Nippon Valqua Industries, Ltd........................   131,000     328,843
  #*Nippon Yakin Kogyo Co., Ltd..........................   213,000     307,953

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
  #*Nippon Yusen K.K...................................... 1,524,904 $3,654,215
    Nippon Yusoki Co., Ltd................................    31,000    154,954
  #*Nipro Corp............................................   210,100  1,547,956
   *NIS Group Co., Ltd. ADR...............................    30,800        216
    Nishimatsu Construction Co., Ltd......................   446,000    829,834
    Nishimatsuya Chain Co., Ltd...........................    76,100    617,361
   *Nishi-Nippon Bank, Ltd................................ 1,041,000  2,698,035
   *Nishi-Nippon Railroad Co., Ltd........................   229,000    925,999
    Nishio Rent All Co., Ltd..............................     3,500     51,753
   *Nishishiba Electric Co., Ltd..........................    10,000     13,000
   *Nissan Chemical Industries, Ltd.......................   148,700  1,798,779
   *Nissan Motor Co., Ltd.................................   784,500  8,032,147
   *Nissan Shatai Co., Ltd................................    95,000  1,183,080
   *Nissan Tokyo Sales Holdings Co., Ltd..................    36,000    132,787
    Nissei Corp...........................................    20,100    174,292
    Nissei Plastic Industrial Co., Ltd....................     7,600     33,666
    Nissen Holdings Co., Ltd..............................    33,500    121,748
  #*Nissha Printing Co., Ltd..............................    50,800    817,544
    Nisshin Fudosan Co., Ltd..............................    25,100    161,908
    Nisshin Oillio Group, Ltd. (The)......................   170,000    619,917
   *Nisshin Seifun Group, Inc.............................   162,200  1,973,794
  #*Nisshin Steel Holdings Co., Ltd.......................   110,474    826,632
   *Nisshinbo Holdings, Inc...............................   216,000  1,639,934
    Nissin Corp...........................................    93,000    228,977
   *Nissin Electric Co., Ltd..............................    82,000    410,882
   *Nissin Foods Holdings Co., Ltd........................    19,175    727,785
   *Nissin Kogyo Co., Ltd.................................    61,200    918,044
    Nissin Sugar Holdings Co., Ltd........................     4,700     96,637
    Nissui Pharmaceutical Co., Ltd........................    18,200    193,920
    Nitchitsu Co., Ltd....................................    11,000     20,247
   *Nitori Holdings Co., Ltd..............................     5,850    446,539
    Nitta Corp............................................    33,600    575,698
    Nittan Valve Co., Ltd.................................    27,500     94,456
    Nittetsu Mining Co., Ltd..............................   106,000    472,540
   *Nitto Boseki Co., Ltd.................................   291,000  1,193,141
    Nitto Denko Corp......................................    41,800  2,364,035
    Nitto FC Co., Ltd.....................................     5,100     29,873
   *Nitto Kogyo Corp......................................    41,100    557,887
    Nitto Kohki Co., Ltd..................................    11,800    237,610
    Nitto Seiko Co., Ltd..................................    39,000    121,388
   #Nittoc Construction Co., Ltd..........................    19,649     83,983
  #*Nittoku Engineering Co., Ltd..........................    16,700    190,588
   *NKSJ Holdings, Inc....................................   219,200  4,608,624
   #Noevir Holdings Co., Ltd..............................    19,300    293,181
  #*NOF Corp..............................................   249,000  1,145,574
   *Nohmi Bosai, Ltd......................................    38,000    268,606
   *NOK Corp..............................................   121,800  1,821,161
   #Nomura Co., Ltd.......................................    56,000    247,244
   *Nomura Holdings, Inc.................................. 1,316,300  7,534,871
    Nomura Holdings, Inc. ADR.............................   402,117  2,292,067
   *Nomura Real Estate Holdings, Inc......................    94,600  1,726,277
   *Nomura Research Institute, Ltd........................    18,500    425,056
    Noritake Co., Ltd.....................................   156,000    401,323
    Noritsu Koki Co., Ltd.................................    21,300     92,642
    Noritz Corp...........................................    46,700    837,476
   *North Pacific Bank, Ltd...............................   418,200  1,341,169
   *NS Solutions Corp.....................................    28,500    570,600
   *NS United Kaiun Kaisha, Ltd...........................   169,000    265,582
    NSD Co., Ltd..........................................    56,300    520,942
   *NSK, Ltd..............................................   316,000  2,239,500
  #*NTN Corp..............................................   781,000  2,249,299

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
   *NTT Data Corp.........................................     202 $  616,673
   *NTT DOCOMO, Inc.......................................   4,304  6,525,199
   #NTT DOCOMO, Inc. Sponsored ADR........................  44,600    676,582
   *Nuflare Technology, Inc...............................      16    111,268
    Obara Corp............................................  15,200    176,979
   *Obayashi Corp......................................... 577,000  2,958,555
   #Obayashi Road Corp....................................  53,000    192,621
   *Obic Business Consultants Co., Ltd....................   5,500    304,742
   *Obic Co., Ltd.........................................   6,640  1,420,380
  #*Odakyu Electric Railway Co., Ltd...................... 155,000  1,552,736
   *Odelic Co., Ltd.......................................   2,500     68,183
    Oenon Holdings, Inc...................................  99,000    245,670
   *Ogaki Kyoritsu Bank, Ltd. (The)....................... 407,000  1,329,740
    Ohara, Inc............................................   9,500     72,725
    Ohashi Technica, Inc..................................   3,000     21,585
   *Ohsho Food Service Corp...............................     800     21,195
    Oie Sangyo Co., Ltd...................................   1,200     10,977
   *Oiles Corp............................................  34,068    694,044
    Oita Bank, Ltd. (The)................................. 254,000    928,138
  #*Oji Holdings Corp..................................... 827,000  2,674,336
    Okabe Co., Ltd........................................  59,100    434,897
    Okamoto Industries, Inc...............................  74,000    249,811
   *Okamoto Machine Tool Works, Ltd.......................  47,000     57,689
   *Okamura Corp..........................................  84,000    584,742
    Okasan Securities Group, Inc.......................... 178,000  1,117,833
    Okaya Electric Industries Co., Ltd....................   6,700     25,346
    Oki Electric Cable Co., Ltd...........................  12,000     17,860
  #*Oki Electric Industry Co., Ltd........................  85,000     97,159
   *Okinawa Electric Power Co., Ltd.......................  17,180    563,639
   *OKK Corp.............................................. 153,000    222,463
   *OKUMA Corp............................................ 228,000  1,724,056
   *Okumura Corp.......................................... 280,000  1,099,214
    Okura Industrial Co., Ltd.............................  60,000    200,296
    Okuwa Co., Ltd........................................  30,000    349,004
    Olympic Corp..........................................  19,000    162,143
   *Olympus Corp..........................................  14,000    310,868
   *Omron Corp............................................  68,100  1,623,107
    ONO Sokki Co., Ltd....................................  25,000    109,616
    Onoken Co., Ltd.......................................  16,700    154,853
   *Onward Holdings Co., Ltd.............................. 240,000  1,813,725
    Optex Co., Ltd........................................  16,000    180,139
   *Oracle Corp. Japan....................................   5,800    241,466
   *Organo Corp...........................................  62,000    337,918
   *Oriental Land Co., Ltd................................   5,200    691,381
    Origin Electric Co., Ltd..............................  47,000    201,182
   *Osaka Gas Co., Ltd.................................... 340,000  1,275,369
    Osaka Organic Chemical Industry, Ltd..................  16,800     71,070
   *Osaka Securities Exchange Co., Ltd....................   2,600    156,385
   *Osaka Steel Co., Ltd..................................  20,800    357,811
  #*Osaka Titanium Technologies Co., Ltd..................  16,900    377,048
   *Osaki Electric Co., Ltd...............................  52,000    271,952
    OSG Corp..............................................  42,300    550,358
    Otsuka Corp...........................................   6,400    523,921
    Otsuka Kagu, Ltd......................................     700      6,080
   *Oyo Corp..............................................  29,900    350,334
   #P.S. Mitsubishi Construction Co., Ltd.................  11,000     69,135
   *Pacific Industrial Co., Ltd...........................  70,100    362,147
  #*Pacific Metals Co., Ltd............................... 274,000  1,427,278
    Pack Corp. (The)......................................  14,700    241,149
   *Pal Co., Ltd..........................................   7,800    342,637
    Paltac Corp...........................................  38,858    484,367

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
   *PanaHome Corp......................................... 153,000 $  975,495
  #*Panasonic Corp........................................ 868,100  5,714,279
   #Panasonic Corp. Sponsored ADR......................... 204,353  1,350,773
    Panasonic Industrial Devices SUNX Co., Ltd............  41,400    177,608
    Panasonic Information Systems Co., Ltd................   1,800     39,886
    Paramount Bed Holdings Co., Ltd.......................  15,300    484,298
  #*Parco Co., Ltd........................................  20,300    210,685
   *Paris Miki Holdings, Inc..............................  32,500    169,723
  #*Park24 Co., Ltd.......................................  25,600    462,093
    Pasco Corp............................................  29,000     92,613
    Pasona Group, Inc.....................................     114     57,301
    PCA Corp..............................................     500      5,649
  #*Penta-Ocean Construction Co., Ltd..................... 374,000    943,502
    PIA Corp..............................................   4,400     64,307
   *Pigeon Corp...........................................   8,600    468,407
    Pilot Corp............................................     165    415,699
    Piolax, Inc...........................................  14,000    336,100
  #*Pioneer Electronic Corp............................... 438,600  1,095,791
   *Plenus Co., Ltd.......................................  31,900    525,711
  #*Point, Inc............................................   5,280    181,911
    Pola Orbis Holdings, Inc..............................  24,800    754,918
    Poplar Co., Ltd.......................................   3,500     21,994
   *Press Kogyo Co., Ltd.................................. 167,000    735,152
    Pressance Corp........................................   1,600     49,689
   *Prima Meat Packers, Ltd............................... 197,000    377,138
    Pronexus, Inc.........................................  30,900    174,868
    Proto Corp............................................   1,500     25,486
  #*Raito Kogyo Co., Ltd..................................  81,600    414,962
    Rakuten, Inc..........................................  51,300    468,226
   *Rasa Industries, Ltd.................................. 127,000    200,088
   *Relo Holdings, Inc....................................     800     29,522
    Renaissance, Inc......................................   1,000      7,604
  #*Renesas Electronics Corp..............................  80,600    242,638
   *Rengo Co., Ltd........................................ 364,710  1,851,576
  #*Renown, Inc...........................................  86,100    135,388
   *Resona Holdings, Inc.................................. 719,800  3,205,522
   *Resorttrust, Inc......................................  45,400    986,558
    Rheon Automatic Machinery Co., Ltd....................   7,000     16,048
  #*Rhythm Watch Co., Ltd................................. 178,000    338,360
  #*Ricoh Co., Ltd........................................ 574,619  6,397,036
    Ricoh Leasing Co., Ltd................................  27,300    748,762
    Right On Co., Ltd.....................................  24,200    191,771
    Riken Corp............................................ 162,000    603,181
    Riken Keiki Co., Ltd..................................  21,000    129,147
    Riken Technos Corp....................................  62,000    174,973
    Riken Vitamin Co., Ltd................................  11,600    275,338
    Ringer Hut Co., Ltd...................................   7,600     97,464
  #*Rinnai Corp...........................................  10,300    728,251
    Riso Kagaku Corp......................................  23,279    461,611
    Riso Kyoiku Co., Ltd..................................     875     69,328
   *Rock Field Co., Ltd...................................  16,400    276,050
   *Rohm Co., Ltd.........................................  98,900  3,288,018
   *Rohto Pharmaceutical Co., Ltd.........................  87,000  1,089,140
    Rokko Butter Co., Ltd.................................   1,800     11,522
    Roland DG Corp........................................  14,500    193,308
   *Round One Corp........................................ 135,400    785,947
   #Royal Holdings Co., Ltd...............................  44,800    525,543
    Ryobi, Ltd............................................ 178,000    446,776
   *Ryoden Trading Co., Ltd...............................  55,000    347,940
   *Ryohin Keikaku Co., Ltd...............................  17,575    995,368
   *Ryosan Co., Ltd.......................................  53,600  1,043,139

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    S Foods, Inc..........................................  27,000 $  264,907
    S.T. Chemical Co., Ltd................................   9,000     94,900
   *Sagami Chain Co., Ltd.................................  20,000    160,175
    Saibu Gas Co., Ltd.................................... 252,000    603,118
   *Saizeriya Co., Ltd....................................  48,400    642,159
   *Sakai Chemical Industry Co., Ltd...................... 121,000    357,831
   #Sakai Heavy Industries, Ltd...........................  71,000    236,612
    Sakai Ovex Co., Ltd...................................  75,000    114,874
    Sakata INX Corp.......................................  77,000    397,938
    Sakata Seed Corp......................................  53,500    642,791
    Sala Corp.............................................  58,500    315,427
    SAN HOLDINGS, Inc.....................................   1,800     26,267
    San-A Co., Ltd........................................  14,000    569,049
    San-Ai Oil Co., Ltd...................................  89,000    386,652
  #*Sanden Corp........................................... 206,000    842,665
   *Sanei Architecture Planning Co., Ltd..................     300      2,842
   *Sangetsu Co., Ltd.....................................  38,900    977,265
   *San-in Godo Bank, Ltd. (The).......................... 231,000  1,830,127
  #*Sanix, Inc............................................  22,200     83,977
  #*Sanken Electric Co., Ltd.............................. 121,000    483,782
    Sanki Engineering Co., Ltd............................  82,000    440,147
   #Sanko Marketing Foods Co., Ltd........................      62     62,958
   #Sanko Metal Industrial Co., Ltd.......................  38,000    101,622
    Sankyo Co., Ltd.......................................  35,800  1,426,281
   #Sankyo Seiko Co., Ltd.................................  54,900    192,243
   *Sankyo Tateyama, Inc..................................  47,800  1,002,574
   *Sankyu, Inc........................................... 382,000  1,508,270
    Sanoh Industrial Co., Ltd.............................  47,100    319,344
  #*Sanrio Co., Ltd.......................................  11,500    458,689
   *Sanshin Electronics Co., Ltd..........................  45,600    309,244
    Santen Pharmaceutical Co., Ltd........................  14,600    601,276
   *Sanwa Holdings Corp................................... 293,000  1,396,759
   *Sanyo Chemical Industries, Ltd........................  98,000    550,761
   *Sanyo Denki Co., Ltd..................................  63,000    335,583
    Sanyo Housing Nagoya Co., Ltd.........................     101    128,730
   #Sanyo Shokai, Ltd..................................... 183,000    500,085
   *Sanyo Special Steel Co., Ltd.......................... 187,000    598,388
    Sapporo Holdings, Ltd................................. 536,000  1,779,550
    Sasebo Heavy Industries Co., Ltd...................... 213,000    248,752
   *Sata Construction Co., Ltd............................ 109,000    105,871
  #*Sato Holdings Corp....................................  38,600    616,140
    Sato Shoji Corp.......................................  19,700    130,270
    Satori Electric Co., Ltd..............................  20,500    100,155
   #Sawai Pharmaceutical Co., Ltd.........................   3,000    307,760
    Saxa Holdings, Inc....................................  86,000    167,392
  #*SBI Holdings, Inc..................................... 369,280  3,066,306
    Scroll Corp...........................................  33,800    101,252
   *SCSK Corp.............................................  50,959    955,022
   *Secom Co., Ltd........................................  13,300    663,398
    Secom Joshinetsu Co., Ltd.............................   1,500     39,355
   *Sega Sammy Holdings, Inc..............................  54,612    964,668
    Seibu Electric Industry Co., Ltd......................  16,000     70,494
   *Seika Corp............................................  72,000    202,345
    Seikagaku Corp........................................  37,700    412,673
   *Seikitokyu Kogyo Co., Ltd............................. 103,000    104,537
  #*Seiko Epson Corp...................................... 215,600  2,176,619
   *Seiko Holdings Corp................................... 129,000    409,513
   *Seino Holdings Co., Ltd............................... 232,000  1,580,534
   *Seiren Co., Ltd.......................................  77,400    479,236
   *Sekisui Chemical Co., Ltd............................. 257,000  2,476,116
   *Sekisui House, Ltd.................................... 462,000  5,084,689

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   *Sekisui Jushi Co., Ltd................................    54,000 $  638,271
    Sekisui Plastics Co., Ltd.............................    76,000    184,732
   #Senko Co., Ltd........................................   158,000    736,142
   #Senshu Electric Co., Ltd..............................     9,500    107,714
   *Senshu Ikeda Holdings, Inc............................   178,960  1,001,314
    Senshukai Co., Ltd....................................    43,400    264,518
    Septeni Holdings Co., Ltd.............................       103     85,257
   *Seria Co., Ltd........................................     4,700     75,024
   *Seven & I Holdings Co., Ltd...........................   183,152  5,563,832
  #*Sharp Corp............................................   887,000  3,019,895
   *Shibaura Mechatronics Corp............................    51,000    115,915
   *Shibusawa Warehouse Co., Ltd..........................    56,000    192,599
    Shibuya Kogyo Co., Ltd................................     7,300     70,438
   *Shidax Corp...........................................     2,300     12,699
   *Shiga Bank, Ltd.......................................   334,000  1,937,574
    Shikibo, Ltd..........................................   212,000    264,228
    Shikoku Bank, Ltd.....................................   224,000    582,514
   *Shikoku Chemicals Corp................................    54,000    365,864
   *Shikoku Electric Power Co., Inc.......................    75,100    921,297
  #*Shima Seiki Manufacturing Co., Ltd....................    43,000    848,599
   *Shimachu Co., Ltd.....................................    76,400  1,616,680
   *Shimadzu Corp.........................................   270,000  1,807,384
    Shimamura Co., Ltd....................................     7,300    716,812
    Shimano, Inc..........................................     8,200    559,958
    Shimizu Bank, Ltd.....................................    10,700    319,051
   *Shimizu Corp..........................................   778,000  2,519,969
    Shimojima Co., Ltd....................................     1,500     16,224
    Shin Nippon Air Technologies Co., Ltd.................    22,400    128,536
    Shinagawa Refractories Co., Ltd.......................    88,000    204,113
  #*Shindengen Electric Manufacturing Co., Ltd............   119,000    347,313
   *Shin-Etsu Chemical Co., Ltd...........................    48,600  2,972,627
   *Shin-Etsu Polymer Co., Ltd............................    55,600    214,105
    Shin-Keisei Electric Railway Co., Ltd.................    25,000    100,296
   *Shinko Electric Industries Co., Ltd...................   123,800    947,313
   *Shinko Plantech Co., Ltd..............................    62,700    512,311
   *Shinko Shoji Co., Ltd.................................    35,200    315,891
    Shinko Wire Co., Ltd..................................    47,000     81,548
   *Shinmaywa Industries, Ltd.............................   159,000  1,056,482
    Shinnihon Corp........................................    36,600     98,752
   *Shinsei Bank, Ltd..................................... 1,430,000  2,921,434
    Shinsho Corp..........................................    74,000    152,367
    Shinwa Co., Ltd.......................................     5,000     60,029
   *Shionogi & Co., Ltd...................................   138,300  2,471,741
   *Ship Healthcare Holdings, Inc.........................    34,000    972,736
    Shiroki Corp..........................................    90,000    236,505
   *Shiseido Co., Ltd.....................................    57,000    789,173
    Shizuki Electric Co., Inc.............................    24,000     82,393
   *Shizuoka Bank, Ltd....................................   503,000  4,742,697
    Shizuoka Gas Co., Ltd.................................    77,000    536,735
    SHO-BOND Holdings Co., Ltd............................    20,600    759,934
    Shobunsha Publications, Inc...........................    17,200    110,943
    Shochiku Co., Ltd.....................................    54,000    600,034
    Shoko Co., Ltd........................................   103,000    156,502
   #Showa Aircraft Industry Co., Ltd......................    29,000    265,441
   *Showa Corp............................................    80,600    865,995
   #Showa Denko K.K....................................... 2,381,000  3,638,944
    Showa Sangyo Co., Ltd.................................    94,000    304,898
    Showa Shell Sekiyu K.K................................   310,600  1,802,487
   #Siix Corp.............................................    24,100    277,985
    Simplex Holdings, Inc.................................       263     82,501
    Sinanen Co., Ltd......................................    72,000    297,610

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
  #*Sinfonia Technology Co., Ltd.........................   152,000 $   282,542
    Sintokogio, Ltd......................................    73,600     538,463
   *SKY Perfect JSAT Holdings, Inc.......................     2,650   1,243,653
   *SMC Corp.............................................     5,100     882,725
   *SMK Corp.............................................    87,000     261,868
    SNT Corp.............................................    29,300     129,021
    Soda Nikka Co., Ltd..................................    13,000      56,055
   *Sodick Co., Ltd......................................    74,300     382,289
    Soft99 Corp..........................................    10,600      66,579
   *Softbank Corp........................................   114,832   4,091,649
    Sogo Medical Co., Ltd................................     6,000     197,677
   *Sohgo Security Services Co., Ltd.....................   100,300   1,328,704
   *Sojitz Corp.......................................... 1,931,700   2,899,361
    Sony Corp............................................   180,500   2,699,882
   #Sony Corp. Sponsored ADR.............................   355,389   5,309,512
    Sony Financial Holdings, Inc.........................    22,200     374,964
    Soshin Electric Co., Ltd.............................     7,200      26,255
   *Sotetsu Holdings, Inc................................   251,000     839,252
    Sotoh Co., Ltd.......................................     6,300      55,834
    Space Co., Ltd.......................................     4,800      35,015
    SPK Corp.............................................     5,700      97,566
   *Square Enix Holdings Co., Ltd........................    90,300   1,122,044
    SRA Holdings, Inc....................................    15,500     169,162
   *St. Marc Holdings Co., Ltd...........................    10,600     418,496
   *Stanley Electric Co., Ltd............................   122,300   2,002,654
    Star Micronics Co., Ltd..............................    58,900     582,876
  #*Start Today Co., Ltd.................................    20,100     193,172
   *Starzen Co., Ltd.....................................    85,000     240,542
   *Stella Chemifa Corp..................................    12,800     269,852
    Studio Alice Co., Ltd................................    11,400     162,485
    Sugi Holdings Co., Ltd...............................     6,400     219,469
    Sugimoto & Co., Ltd..................................    10,300      90,617
   *Sumco Corp...........................................   129,860   1,353,032
    Sumida Corp..........................................    19,700     114,379
   *Sumikin Bussan Corp..................................   138,000     439,795
    Suminoe Textile Co., Ltd.............................    88,000     209,841
   *Sumitomo Bakelite Co., Ltd...........................   341,000   1,360,697
   *Sumitomo Chemical Co., Ltd........................... 1,286,000   3,762,230
   *Sumitomo Corp........................................   534,800   6,917,810
   *Sumitomo Densetsu Co., Ltd...........................    29,800     322,825
   *Sumitomo Electric Industries, Ltd....................   353,200   3,976,207
   *Sumitomo Forestry Co., Ltd...........................   189,500   1,856,235
   *Sumitomo Heavy Industries, Ltd.......................   823,480   3,633,871
   #Sumitomo Light Metal Industries, Ltd.................   564,000     555,228
   *Sumitomo Metal Mining Co., Ltd.......................   470,000   7,309,815
  #*Sumitomo Mitsui Construction Co., Ltd................   152,200     162,762
   *Sumitomo Mitsui Financial Group, Inc.................   634,770  25,494,836
   *Sumitomo Mitsui Trust Holdings, Inc.................. 1,590,730   5,875,448
   *Sumitomo Osaka Cement Co., Ltd.......................   529,000   1,771,839
    Sumitomo Pipe & Tube Co., Ltd........................    32,300     266,305
   #Sumitomo Precision Products Co., Ltd.................    56,000     252,925
   *Sumitomo Real Estate Sales Co., Ltd..................     7,840     387,544
  #*Sumitomo Realty & Development Co., Ltd...............    36,000   1,097,620
    Sumitomo Rubber Industries, Ltd......................    87,900   1,173,016
    Sumitomo Seika Chemicals Co., Ltd....................    85,000     305,135
   *Sumitomo Warehouse Co., Ltd..........................   228,000   1,145,412
    Sundrug Co., Ltd.....................................     8,800     331,047
   #Suruga Bank, Ltd.....................................   245,000   3,194,064
   *Suzuken Co., Ltd.....................................    83,100   2,543,504
   *Suzuki Motor Corp....................................   131,400   3,447,905
   *SWCC Showa Holdings Co., Ltd.........................   400,000     366,139

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
  #*SxL Corp..............................................    85,000 $  155,640
   *Sysmex Corp...........................................     7,000    333,962
    Systena Corp..........................................       210    185,682
   *T&D Holdings, Inc.....................................   441,110  5,442,662
   *T. Hasegawa Co., Ltd..................................    22,800    274,978
    T. RAD Co., Ltd.......................................   103,000    263,846
    Tachibana Eletech Co., Ltd............................    18,400    162,398
   *Tachi-S Co., Ltd......................................    38,600    680,299
    Tact Home Co., Ltd....................................       181    272,713
   *Tadano, Ltd...........................................   149,421  1,328,874
   *Taihei Dengyo Kaisha, Ltd.............................    40,000    232,194
    Taihei Kogyo Co., Ltd.................................    78,000    313,135
   *Taiheiyo Cement Corp..................................   864,000  2,352,204
    Taiheiyo Kouhatsu, Inc................................    77,000     81,754
    Taiho Kogyo Co., Ltd..................................    28,800    346,720
   *Taikisha, Ltd.........................................    40,500    814,911
    Taiko Bank, Ltd. (The)................................    27,000     68,760
   *Taisei Corp........................................... 1,053,399  3,143,463
   *Taisei Lamick Co., Ltd................................     1,600     43,361
   *Taiyo Holdings Co., Ltd...............................     5,900    165,603
   *Taiyo Nippon Sanso Corp...............................   322,000  2,150,321
  #*Taiyo Yuden Co., Ltd..................................   176,400  1,591,078
   *Takagi Securities Co., Ltd............................    28,000     61,318
    Takamatsu Construction Group Co., Ltd.................    23,800    355,660
    Takano Co., Ltd.......................................    14,200     67,682
  #*Takaoka Toko Holdings Co., Ltd........................    17,174    289,510
    Takara Holdings, Inc..................................   212,000  1,774,527
   *Takara Leben Co., Ltd.................................    29,300    341,555
   *Takara Standard Co., Ltd..............................   151,895  1,076,459
    Takasago International Corp...........................    99,000    499,839
   *Takasago Thermal Engineering Co., Ltd.................    92,700    716,302
   #Takashima & Co., Ltd..................................    44,000    140,237
   *Takashimaya Co., Ltd..................................   395,000  2,906,734
   *Takata Corp...........................................    43,300    873,213
    Take & Give Needs Co., Ltd............................     1,383    144,580
   *Takeda Pharmaceutical Co., Ltd........................    75,200  3,864,279
   *Takeei Corp...........................................       900     28,015
   *Takeuchi Manufacturing Co., Ltd.......................     9,100    158,921
    Takihyo Co., Ltd......................................     5,000     25,311
    Takiron Co., Ltd......................................    75,000    288,171
    Takisawa Machine Tool Co., Ltd........................    79,000    106,992
   *Takuma Co., Ltd.......................................   112,000    691,370
    Tamron Co., Ltd.......................................    12,700    357,981
    Tamura Corp...........................................   115,000    255,040
   #Tanseisha Co., Ltd....................................    29,000    111,351
  #*Tatsuta Electric Wire & Cable Co., Ltd................    90,000    758,150
    Tayca Corp............................................    39,000    119,125
    TBK Co., Ltd..........................................    37,000    210,389
  #*TDK Corp..............................................    59,300  2,199,207
   #TDK Corp. Sponsored ADR...............................    48,131  1,704,319
  #*Teac Corp.............................................    26,000     16,539
    Techno Associe Co., Ltd...............................     3,000     23,948
    Techno Ryowa, Ltd.....................................     8,870     40,579
   *Teijin, Ltd........................................... 1,565,750  3,588,582
    Teikoku Electric Manufacturing Co., Ltd...............     7,600    146,822
    Teikoku Sen-I Co., Ltd................................    29,000    207,990
    Teikoku Tsushin Kogyo Co., Ltd........................    46,000     85,753
   *Tekken Corp...........................................   189,000    293,076
   *Terumo Corp...........................................    23,600  1,032,177
    T-GAIA CORP...........................................    16,000    157,519
   *THK Co., Ltd..........................................   150,300  2,611,423

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
    Tigers Polymer Corp...................................   6,700 $   22,939
    Titan Kogyo K.K.......................................   8,000     20,089
   *TKC Corp..............................................  25,000    443,918
    TOA Corp.............................................. 293,000    455,580
    Toa Oil Co., Ltd...................................... 101,000    109,354
    TOA ROAD Corp.........................................  76,000    254,726
    Toabo Corp............................................ 136,000    103,955
    Toagosei Co., Ltd..................................... 306,500  1,266,518
   *Tobishima Corp........................................ 116,300    144,892
   *Tobu Railway Co., Ltd................................. 243,000  1,304,916
    Tobu Store Co., Ltd...................................  30,000     93,786
   *TOC Co., Ltd..........................................  98,500    640,685
    Tocalo Co., Ltd.......................................  21,100    325,852
    Tochigi Bank, Ltd..................................... 160,000    594,795
   *Toda Corp............................................. 347,000    950,807
  #*Toda Kogyo Corp.......................................  47,000    187,408
   *Toei Animation Co., Ltd...............................   1,200     31,260
   *Toei Co., Ltd......................................... 127,000    683,111
    Toenec Corp...........................................  50,000    263,992
   *Toho Bank, Ltd........................................ 270,000    855,330
   *TOHO Co., Ltd. (6895200)..............................  73,800  1,413,794
    TOHO Co., Ltd. (6895211)..............................  32,000    113,708
   *Toho Gas Co., Ltd..................................... 167,000    892,750
   *Toho Holdings Co., Ltd................................  60,700  1,172,277
    Toho Real Estate Co., Ltd.............................  22,800    184,479
   #Toho Titanium Co., Ltd................................  15,400    143,432
  #*Toho Zinc Co., Ltd.................................... 206,000    890,083
    Tohoku Bank, Ltd. (The)............................... 110,000    183,025
    Tohto Suisan Co., Ltd.................................  61,000    100,619
   *Tohuku Electric Power Co., Inc........................  95,300    775,880
    Tokai Carbon Co., Ltd................................. 361,000  1,430,689
   *Tokai Corp............................................   7,700    214,496
   *TOKAI Holdings Corp...................................  25,300     82,426
    Tokai Lease Co., Ltd..................................  40,000     84,464
   *Tokai Rika Co., Ltd...................................  95,900  1,570,791
   *Tokai Rubber Industries, Ltd..........................  62,800    647,738
   *Tokai Tokyo Financial Holdings, Inc................... 328,000  1,644,678
  #*Token Corp............................................  12,370    689,517
   *Tokio Marine Holdings, Inc............................ 252,712  7,463,087
   #Tokio Marine Holdings, Inc. ADR.......................  63,004  1,864,918
   *Tokushu Tokai Paper Co., Ltd.......................... 129,380    309,339
  #*Tokuyama Corp......................................... 613,000  1,221,809
    Tokyo Broadcasting System, Inc........................  62,900    733,300
   #Tokyo Derica Co., Ltd.................................   3,000     33,217
  #*Tokyo Dome Corp....................................... 242,000    922,328
   *Tokyo Electric Power Co., Inc......................... 270,612    630,333
    Tokyo Electron Device, Ltd............................     103    168,731
   *Tokyo Electron, Ltd...................................  24,800  1,066,442
    Tokyo Energy & Systems, Inc...........................  39,000    203,856
   *Tokyo Gas Co., Ltd.................................... 228,000  1,075,155
    Tokyo Kaikan Co., Ltd.................................   2,000      7,001
    Tokyo Keiki, Inc...................................... 104,000    222,650
   *Tokyo Kikai Seisakusho, Ltd...........................  73,000     55,779
    Tokyo Rakutenchi Co., Ltd.............................  35,000    141,115
  #*Tokyo Rope Manufacturing Co., Ltd..................... 200,000    286,302
    Tokyo Sangyo Co., Ltd.................................  24,500     76,823
   *Tokyo Seimitsu Co., Ltd...............................  61,200  1,051,352
   *Tokyo Steel Manufacturing Co., Ltd.................... 191,900  1,006,015
    Tokyo Tatemono Co., Ltd............................... 608,000  2,845,509
    Tokyo Tekko Co., Ltd..................................  46,000    195,225
   #Tokyo Theatres Co., Inc............................... 141,000    215,545

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   *Tokyo Tomin Bank, Ltd.................................    48,500 $  490,965
   #Tokyotokeiba Co., Ltd.................................   204,000    491,613
    Tokyu Community Corp..................................     9,600    383,642
   *Tokyu Construction Co., Ltd...........................   139,980    354,561
   *Tokyu Corp............................................   271,000  1,473,593
   *Tokyu Land Corp.......................................   539,000  3,839,485
   *Tokyu Livable, Inc....................................    17,300    274,160
    Tokyu Recreation Co., Ltd.............................    22,819    117,291
    Toli Corp.............................................    61,000    147,200
    Tomato Bank, Ltd......................................   122,000    241,231
    Tomen Devices Corp....................................     3,000     60,346
    Tomen Electronics Corp................................    15,600    198,127
   #Tomoe Corp............................................    36,800    146,599
    Tomoe Engineering Co., Ltd............................     8,600    164,294
    TOMOEGAWA Co., Ltd....................................    17,000     31,997
   *Tomoku Co., Ltd.......................................    94,000    274,283
   *TOMONY Holdings, Inc..................................   184,300    799,930
  #*Tomy Co., Ltd.........................................    96,300    518,573
    Tonami Holdings Co., Ltd..............................    88,000    179,107
    TonenGeneral Sekiyu K.K...............................    77,000    671,446
   *Topcon Corp...........................................    54,900    449,219
    Toppan Forms Co., Ltd.................................    79,200    739,398
   *Toppan Printing Co., Ltd..............................   520,000  3,227,532
   *Topre Corp............................................    56,200    543,425
   #Topy Industries, Ltd..................................   322,000    756,334
   *Toray Industries, Inc.................................   230,000  1,327,608
   *Toridoll.Corp.........................................    15,700    194,256
    Torigoe Co., Ltd. (The)...............................    12,500     85,343
    Torishima Pump Manufacturing Co., Ltd.................    31,400    273,235
    Tose Co., Ltd.........................................     3,800     23,955
    Tosei Corp............................................       444    348,816
   *Toshiba Corp..........................................   420,000  1,870,099
   *Toshiba Machine Co., Ltd..............................   184,000    841,581
   *Toshiba Plant Systems & Services Corp.................    42,000    586,157
   *Toshiba TEC Corp......................................   186,000  1,073,056
    Tosho Printing Co., Ltd...............................    75,000    121,414
   *Tosoh Corp............................................   881,000  2,119,309
    Totetsu Kogyo Co., Ltd................................    37,000    528,505
   *TOTO, Ltd.............................................   155,000  1,226,801
    Tottori Bank, Ltd.....................................    69,000    140,093
   *Touei Housing Corp....................................    23,700    338,136
    Toukei Computer Co., Ltd..............................     3,200     43,252
    Towa Bank, Ltd........................................   415,000    466,703
    Towa Corp.............................................    28,400    189,906
   *Towa Pharmaceutical Co., Ltd..........................     8,600    458,511
   #Toyo Construction Co., Ltd............................    50,800    169,430
   #Toyo Corp.............................................    42,200    493,382
    Toyo Electric Manufacturing Co., Ltd..................    57,000    153,073
    Toyo Engineering Corp.................................   181,000    840,118
   *Toyo Ink SC Holdings Co., Ltd.........................   311,000  1,362,608
    Toyo Kanetsu K.K......................................   196,000    421,988
    Toyo Kohan Co., Ltd...................................    89,000    314,474
    Toyo Securities Co., Ltd..............................   124,000    338,541
   *Toyo Seikan Kaisha, Ltd...............................   221,800  2,830,193
    Toyo Sugar Refining Co., Ltd..........................    29,000     32,607
   *Toyo Suisan Kaisha, Ltd...............................    43,000  1,192,184
   *Toyo Tanso Co., Ltd...................................    20,300    491,350
    Toyo Tire & Rubber Co., Ltd...........................   336,000  1,157,996
    Toyo Wharf & Warehouse Co., Ltd.......................    66,000    109,955
   *Toyobo Co., Ltd....................................... 1,334,000  2,127,261
   *Toyoda Gosei Co., Ltd.................................    82,400  1,825,741

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
  #*Toyota Boshoku Corp..................................    81,000 $ 1,060,953
    Toyota Motor Corp....................................   150,786   7,202,211
  #*Toyota Motor Corp. Sponsored ADR.....................   360,892  34,418,270
   *Toyota Tsusho Corp...................................   172,025   4,091,668
    TPR Co., Ltd.........................................    31,800     409,736
   *Trancom Co., Ltd.....................................     2,700      73,228
   *Transcosmos, Inc.....................................    36,300     450,266
   *Trend Micro, Inc.....................................     9,800     286,105
   *Trend Micro, Inc. Sponsored ADR......................     3,540     102,979
    Trinity Industrial Corp..............................     3,000      10,123
   *Trusco Nakayama Corp.................................    32,361     600,398
   *TS Tech Co., Ltd.....................................    69,200   1,338,438
   *TSI Holdings Co., Ltd................................   147,590     785,529
   *Tsubakimoto Chain Co.................................   195,000   1,035,513
    Tsubakimoto Kogyo Co., Ltd...........................    24,000      65,896
  #*Tsudakoma Corp.......................................    96,000     193,939
  #*Tsugami Corp.........................................    61,000     375,866
   *Tsukamoto Co., Ltd...................................     8,000      14,444
   *Tsukishima Kikai Co., Ltd............................    35,000     314,603
    Tsukuba Bank, Ltd. (The).............................   115,400     427,498
   *Tsukui Corp..........................................     2,600      53,024
   *Tsumura & Co.........................................    27,000     886,924
    Tsuruha Holdings, Inc................................     9,200     769,255
    Tsurumi Manufacturing Co., Ltd.......................    25,000     200,878
    TV Tokyo Holdings Corp...............................     5,900      64,061
    TYK Corp.............................................    34,000      61,154
   *Ube Industries, Ltd.................................. 1,223,000   2,545,996
   #Ube Material Industries, Ltd.........................    98,000     241,854
    Uchida Yoko Co., Ltd.................................    75,000     209,952
   *UKC Holdings Corp....................................    16,200     338,291
  #*Ulvac, Inc...........................................    70,600     628,972
   *Unicharm Corp........................................    11,700     620,552
   #Union Tool Co........................................    17,200     328,159
   *Unipres Corp.........................................    52,700   1,167,206
  #*United Arrows, Ltd...................................     5,300     128,264
   *Unitika, Ltd.........................................   755,000     430,004
   #Universal Entertainment Corp.........................    17,400     331,037
   *UNY Co., Ltd.........................................   362,100   2,684,345
   *Usen Corp............................................    54,680      96,482
    U-Shin, Ltd..........................................    51,500     394,217
   *Ushio, Inc...........................................   146,500   1,583,816
   *USS Co., Ltd.........................................     5,020     563,915
    Utoc Corp............................................    18,700      54,888
   #V Technology Co., Ltd................................        75     224,793
   *Valor Co., Ltd.......................................    46,200     737,632
   *Village Vanguard Co., Ltd............................         1       1,276
   *Vital KSK Holdings, Inc..............................    48,185     465,738
   *VT Holdings Co., Ltd.................................     8,200      79,684
   *Wacoal Corp..........................................   179,000   1,867,876
   *Wacom Co., Ltd.......................................        34     110,885
  #*Wakachiku Construction Co., Ltd......................   173,000     205,940
   *Wakamoto Pharmaceutical Co., Ltd.....................     7,000      17,940
   *Wakita & Co., Ltd....................................     3,000      26,576
    Warabeya Nichiyo Co., Ltd............................    20,300     333,742
    Watabe Wedding Corp..................................     9,400      72,730
  #*WATAMI Co., Ltd......................................     8,100     152,709
    Weathernews, Inc.....................................     3,600      94,562
    Welcia Holdings Co., Ltd.............................     2,100      77,305
   *West Japan Railway Co................................    40,500   1,597,050
    Wood One Co., Ltd....................................    40,000     132,343
    Wowow, Inc...........................................        16      35,418

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
   *Xebio Co., Ltd....................................    40,500 $      827,433
    Y. A. C. Co., Ltd.................................    13,500         73,369
   *Yachiyo Bank, Ltd. (The)..........................    20,700        491,163
    Yahagi Construction Co., Ltd......................    29,100        138,735
   *Yahoo Japan Corp..................................       918        359,986
    Yaizu Suisankagaku Industry Co., Ltd..............     9,800         85,021
  #*Yakult Honsha Co., Ltd............................    21,400        901,813
    Yamabiko Corp.....................................     9,135        151,791
  #*Yamada Denki Co., Ltd.............................    85,780      3,303,460
    Yamagata Bank, Ltd................................   186,000        832,352
   *Yamaguchi Financial Group, Inc....................   301,000      2,899,986
    Yamaha Corp.......................................   229,600      2,432,478
    Yamaha Motor Co., Ltd.............................   269,800      3,433,811
   *Yamaichi Electronics Co., Ltd.....................    24,100         43,109
   *Yamanashi Chuo Bank, Ltd..........................   202,000        819,959
  #*Yamatane Corp.....................................   160,000        277,532
    Yamato Corp.......................................    26,000         87,258
   *Yamato Holdings Co., Ltd..........................   203,000      3,411,881
  #*Yamato Kogyo Co., Ltd.............................    50,500      1,446,522
    Yamaya Corp.......................................     5,010         67,493
    Yamazaki Baking Co., Ltd..........................   126,000      1,409,716
   *Yamazen Co., Ltd..................................    52,800        391,298
    Yaoko Co., Ltd....................................     7,400        296,553
   *Yaskawa Electric Corp.............................   128,000      1,195,616
    Yasuda Warehouse Co., Ltd. (The)..................    16,300        118,955
    Yellow Hat, Ltd...................................    29,300        441,575
   *Yodogawa Steel Works, Ltd.........................   190,000        676,568
   *Yokogawa Bridge Holdings Corp.....................    50,000        479,479
    Yokogawa Electric Corp............................   184,100      2,049,846
    Yokohama Reito Co., Ltd...........................    68,200        479,116
    Yokohama Rubber Co., Ltd. (The)...................   264,000      2,034,067
    Yokowo Co., Ltd...................................    22,200        100,175
    Yomeishu Seizo Co., Ltd...........................     2,000         17,589
    Yomiuri Land Co., Ltd.............................    19,000        103,871
    Yondenko Corp.....................................    23,000         82,418
    Yonekyu Corp......................................    27,500        283,939
    Yonex Co., Ltd....................................     9,400         52,111
    Yorozu Corp.......................................    23,700        340,043
   *Yoshinoya Holdings Co., Ltd.......................       427        510,603
    Yuasa Funashoku Co., Ltd..........................     6,000         13,507
   *Yuasa Trading Co., Ltd............................   281,000        550,404
    Yuken Kogyo Co., Ltd..............................    80,000        141,955
   *Yuki Gosei Kogyo Co., Ltd.........................    11,000         30,527
    Yukiguni Maitake Co., Ltd.........................     7,200         24,130
    Yurtec Corp.......................................    71,000        236,995
    Yusen Logistics Co., Ltd..........................    29,700        290,276
   #Yushin Precision Equipment Co., Ltd...............     8,200        155,550
    Yushiro Chemical Industry Co., Ltd................    13,800        132,914
    Yutaka Foods Corp.................................     4,000         67,890
   *Zappallas, Inc....................................       116        125,512
   *Zenrin Co., Ltd...................................    26,100        347,950
   #Zensho Co., Ltd...................................    27,700        317,984
   *Zeon Corp.........................................   186,000      1,613,594
    ZERIA Pharmaceutical Co., Ltd.....................    11,000        172,795
                                                                 --------------
TOTAL JAPAN...........................................            1,416,933,820
                                                                 --------------
NETHERLANDS -- (2.3%)
   *Aalberts Industries NV............................   133,405      2,997,941
  #*Accell Group NV...................................    17,416        335,422
   *Aegon NV.......................................... 1,581,179     10,556,385
    Aegon NV ADR......................................   104,299        691,502

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NETHERLANDS -- (Continued)
   *Akzo Nobel NV........................................   190,989 $13,071,732
    Akzo Nobel NV Sponsored ADR..........................    82,551   1,873,908
  #*AMG Advanced Metallurgical Group NV..................    50,878     463,072
   *Amsterdam Commodities NV.............................    15,087     300,420
    APERAM NV............................................    88,873   1,288,427
   *Arcadis NV...........................................    59,333   1,560,414
    ArcelorMittal NV.....................................   323,276   5,547,204
   #ArcelorMittal NV ADR.................................   129,000   2,213,640
  #*ASM International NV.................................    60,941   2,428,790
   *ASML Holding NV......................................    58,212   4,366,755
   *Asml Holding NV......................................    40,988   3,077,789
    BE Semiconductor Industries NV.......................   114,119     914,656
    Beter Bed Holding NV.................................     9,083     183,051
  #*BinckBank NV.........................................   100,116     969,047
  #*Brunel International NV..............................     9,245     495,381
   *Crown Van Gelder NV..................................       954       6,214
   *CSM NV...............................................   115,362   2,670,637
   *DE Master Blenders 1753 NV...........................   388,469   4,792,320
   *Delta Lloyd NV.......................................   170,163   3,351,687
    Exact Holding NV.....................................     9,797     214,381
   *Fugro NV.............................................    63,487   3,842,524
  #*Grontmij NV..........................................    70,067     311,410
  #*Heijmans NV..........................................    29,574     316,567
   *Heineken NV..........................................    60,448   4,250,751
   *Hunter Douglas NV....................................     1,366      61,240
    ICT Automatisering NV................................     1,864       8,011
   *ING Groep NV.........................................   253,899   2,567,993
   *ING Groep NV Sponsored ADR........................... 1,565,969  15,784,968
   *Kardan NV............................................    36,083      38,332
    KAS Bank NV..........................................     6,729      80,509
    Kendrion NV..........................................    11,258     283,837
   *Koninklijke Ahold NV.................................   640,036   9,405,007
    Koninklijke Ahold NV ADR.............................    21,680     316,745
  #*Koninklijke Bam Groep NV.............................   398,334   1,665,577
   *Koninklijke Boskalis Westminster NV..................    88,284   4,041,678
    Koninklijke DSM NV...................................   138,070   8,457,416
   *Koninklijke KPN NV...................................   180,607   1,015,320
    Koninklijke Philips Electronics NV...................   573,294  17,855,723
   *Koninklijke Ten Cate NV..............................    44,170   1,197,190
   *Koninklijke Vopak NV.................................    65,536   4,472,839
  #*Koninklijke Wessanen NV..............................   109,951     345,818
    Macintosh Retail Group NV............................    49,262     575,168
    Mediq NV.............................................    80,813   1,526,742
    Nederlandsche Apparatenfabriek NV....................     2,154      90,432
   *Nutreco NV...........................................    58,269   5,165,245
   *Ordina NV............................................    64,223     102,913
   *Philips Electronics NV ADR...........................   317,162   9,860,567
   *PostNL NV............................................   497,624   1,304,143
   *Randstad Holdings NV.................................   165,873   6,877,342
   *Reed Elsevier NV.....................................    10,726     166,594
   *Reed Elsevier NV ADR.................................    45,688   1,415,871
   *Royal Imtech NV......................................    96,672   2,552,944
   *SBM Offshore NV......................................   233,026   3,568,321
   *Sligro Food Group NV.................................    16,645     536,086
  #*SNS Reaal Groep NV...................................   262,485     300,026
    Telegraaf Media Groep NV.............................    21,617     257,034
  #*TKH Group NV.........................................    46,570   1,271,413
    TNT Express NV.......................................   329,944   2,533,880
  #*TomTom NV............................................   177,373     919,913
    Unilever NV..........................................   181,970   7,372,693
   *Unit4 NV.............................................    34,551   1,156,206

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
    USG People NV.......................................   134,645 $  1,145,954
   *Wolters Kluwer NV...................................   201,290    4,077,634
   *Xeikon NV...........................................    20,168      115,614
                                                                   ------------
TOTAL NETHERLANDS.......................................            193,582,965
                                                                   ------------
NEW ZEALAND -- (0.2%)
   *Abano Healthcare Group, Ltd.........................    13,023       69,370
   *Air New Zealand, Ltd................................   389,701      408,078
   *Auckland International Airport, Ltd................. 1,334,690    3,176,914
   *Chorus, Ltd.........................................   102,637      245,626
    Chorus, Ltd. ADR....................................    10,487      124,376
   *Contact Energy, Ltd.................................   422,420    1,850,672
    Ebos Group, Ltd.....................................    15,120      108,279
  #*Fisher & Paykel Healthcare Corp., Ltd...............   309,228      618,248
   *Fletcher Building, Ltd. (6341606)...................   461,535    3,687,139
   #Fletcher Building, Ltd. (6341617)...................    96,641      773,861
   *Freightways, Ltd....................................    80,416      306,375
    Hallenstein Glasson Holdings, Ltd...................    16,145       71,534
    Heartland New Zealand, Ltd..........................    12,825        7,325
    Infratil, Ltd.......................................   428,617      884,219
  #*Mainfreight, Ltd....................................    46,753      470,735
    Michael Hill International, Ltd.....................    72,300       75,270
    New Zealand Oil & Gas, Ltd..........................   416,158      315,954
    New Zealand Refining Co., Ltd.......................    66,827      148,038
  #*Nuplex Industries, Ltd..............................   231,172      640,414
    NZX, Ltd............................................    64,802       72,863
   *Pike River Coal, Ltd................................   224,242           --
   *Port of Tauranga, Ltd...............................    76,138      885,405
  #*Pumpkin Patch, Ltd..................................    37,217       42,777
   *Pyne Gould Guinness, Ltd............................   114,334       42,204
   *Rakon, Ltd..........................................    89,357       26,964
  #*Restaurant Brands New Zealand, Ltd..................   145,276      342,508
   *Rubicon, Ltd........................................    64,229       16,242
   #Ryman Healthcare, Ltd...............................   182,388      705,693
    Sanford, Ltd........................................    31,342      114,579
    Skellerup Holdings, Ltd.............................    20,500       28,241
    Sky Network Television, Ltd.........................   134,380      584,244
   *SKYCITY Entertainment Group, Ltd....................   345,238    1,150,398
   #Steel & Tube Holdings, Ltd..........................    25,952       54,884
   *Telecom Corp. of New Zealand, Ltd...................   121,529      247,485
    Tourism Holdings, Ltd...............................    23,932       14,630
   *Tower, Ltd..........................................   284,866      461,753
   #TrustPower, Ltd.....................................    75,810      533,615
    Vector, Ltd.........................................   237,606      557,692
    Warehouse Group, Ltd................................    45,650      124,185
   *Xero, Ltd...........................................       248        1,514
                                                                   ------------
TOTAL NEW ZEALAND.......................................             19,990,303
                                                                   ------------
NORWAY -- (1.1%)
   *ABG Sundal Collier Holding ASA......................   316,272      265,508
  #*Agasti Holding ASA..................................    49,859       10,952
   *Aker ASA Series A...................................    39,331    1,677,209
   *Aker Solutions ASA..................................    63,654    1,392,131
   *Algeta ASA..........................................    12,126      371,199
  #*Archer, Ltd.........................................   157,036      181,662
   *Atea ASA............................................    99,898    1,186,735
   *Austevoll Seafood ASA...............................   141,863      806,990
   *Bakkafrost P/F......................................     3,188       36,039
   *Bionor Pharma ASA...................................    71,347       29,229
   *Bonheur ASA.........................................    16,775      440,799
    BW Offshore, Ltd....................................   613,331      632,357

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
   *BWG Homes ASA.........................................    87,851 $  202,802
   *Cermaq ASA............................................    96,146  1,653,126
   *Clavis Pharma ASA.....................................    13,774     15,986
   *Copeinca ASA..........................................    28,608    226,073
   *Deep Sea Supply P.L.C.................................   163,381    316,103
   *Det Norske Oljeselskap ASA............................    41,571    652,085
   *DNB ASA...............................................   488,678  6,845,592
   *DNO International ASA.................................   528,000    900,983
   *Dockwise, Ltd.........................................    23,693    597,318
  #*DOF ASA...............................................    67,981    321,438
   *Ekornes ASA...........................................    21,861    382,658
   *Electromagnetic GeoServices ASA.......................    67,978    139,001
   *Eltek ASA.............................................   321,422    220,664
    EVRY ASA..............................................    62,231     94,307
    Farstad Shipping ASA..................................     7,858    198,898
   *Fred Olsen Energy ASA.................................    21,597  1,031,356
  #*Frontline, Ltd........................................    72,376    253,241
    Ganger Rolf ASA.......................................    27,856    684,453
   *Gjensidige Forsikring ASA.............................   129,716  2,038,911
    Golar LNG, Ltd........................................    19,800    812,790
   *Golden Ocean Group, Ltd...............................   467,017    469,239
  #*Grieg Seafood ASA.....................................    40,163     91,957
   *Havila Shipping ASA...................................     2,400     11,075
   *Hoegh LNG Holdings, Ltd...............................    12,226    115,305
   *Hurtigruten ASA.......................................   296,272    167,314
   *Itera ASA.............................................    33,095     12,196
  #*Kongsberg Automotive Holding ASA......................   743,301    210,344
    Kongsberg Gruppen ASA.................................    25,456    613,794
   *Kvaerner ASA..........................................   279,574    808,187
   *Leroey Seafood Group ASA..............................    26,755    773,187
   *Marine Harvest ASA.................................... 3,933,375  3,936,886
  #*Nordic Semiconductor ASA..............................   290,380    803,839
  #*Norse Energy Corp. ASA................................        --         --
   *Norsk Hydro ASA.......................................   895,818  4,300,599
    Norsk Hydro ASA Sponsored ADR.........................    50,900    244,320
  #*Norske Skogindustrier ASA Series A....................   242,741    174,912
    Northern Offshore, Ltd................................    34,847     63,046
   *Northland Resources SA................................    20,848      3,971
   *Norwegian Air Shuttle ASA.............................    36,394  1,110,999
  #*Norwegian Energy Co. ASA..............................   358,180    317,897
   *Odfjell ASA Series A..................................    41,255    203,489
    Olav Thon Eiendomsselskap ASA.........................       547     89,090
   *Opera Software ASA....................................    36,784    230,682
   *Orkla ASA.............................................   668,541  5,896,888
  #*Panoro Energy ASA.....................................    19,616     10,018
   *Petroleum Geo-Services ASA............................   182,752  3,242,109
   *Photocure ASA.........................................     4,035     27,938
   *Pronova BioPharma ASA.................................   197,913    487,002
    Prosafe ASA...........................................    86,522    823,423
   *Q-Free ASA............................................    66,600    200,134
  #*Renewable Energy Corp. ASA............................   608,431    118,102
   *Salmar ASA............................................     8,578     81,325
   *Scana Industrier ASA..................................   159,719     14,368
   *Schibsted ASA.........................................    24,221    975,185
   #Seadrill, Ltd.........................................    75,524  2,985,588
  #*Sevan Marine ASA......................................    57,368    222,103
   *Siem Offshore, Inc. ASA...............................   222,158    334,573
    Solstad Offshore ASA..................................     6,708    128,618
  #*Songa Offshore SE.....................................   240,528    243,668
    SpareBank 1 SMN.......................................   134,726  1,023,619
   *SpareBank 1 SR Bank ASA...............................     3,057     23,492

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
NORWAY -- (Continued)
    Statoil ASA.........................................     39,790 $ 1,060,105
  #*Statoil ASA Sponsored ADR...........................    380,607  10,097,504
    Stolt-Nielsen, Ltd..................................     20,630     440,219
   *Storebrand ASA......................................    522,487   2,674,780
   *Subsea 7 SA.........................................    248,762   6,009,267
   *Telenor ASA.........................................    175,339   3,862,808
   *TGS Nopec Geophysical Co. ASA.......................     61,850   2,306,605
   *Tomra Systems ASA...................................    153,423   1,305,547
    TTS Marine ASA......................................     11,319      19,598
   *Veidekke ASA........................................     50,500     426,261
   *Veripos, Inc........................................     21,707      79,867
    Wilh Wilhelmsen ASA.................................     14,216     135,340
    Wilh Wilhelmsen Holding ASA.........................     19,944     640,103
   *Yara International ASA..............................    111,067   5,923,020
                                                                    -----------
TOTAL NORWAY............................................             91,190,100
                                                                    -----------
PORTUGAL -- (0.3%)......................................
   *Altri SGPS SA.......................................    157,788     395,239
  #*Banco BPI SA........................................    576,897     993,389
  #*Banco Comercial Portugues SA........................ 11,669,851   1,571,545
   *Banco Espirito Santo SA.............................  2,705,857   3,837,488
   *BANIF - Banco Internacional do Funchal SA...........    119,371      20,584
    Cimpor Cimentos de Portugal SA......................    138,862     640,844
    Corticeira Amorim SGPS SA...........................    169,781     447,247
   *EDP Renovaveis SA...................................    306,463   1,748,746
   *Energias de Portugal SA.............................    550,282   1,771,902
   #Energias de Portugal SA Sponsored ADR...............      7,202     231,688
   *Galp Energia SGPS SA................................    104,991   1,704,231
   *Impresa SGPS SA.....................................     49,210      31,599
   *INAPA - Investimentos Participacoes e Gestao SA.....     65,778      19,713
    Jeronimo Martins SGPS SA............................     62,423   1,327,957
   *Martifer SGPS SA....................................      8,258       7,740
    Mota-Engil SGPS SA..................................    149,762     440,016
    Novabase SGPS SA....................................     12,258      46,603
   *Portucel SA.........................................    315,779   1,220,916
   *Portugal Telecom SA.................................    953,354   5,565,588
    REN - Redes Energeticas Nacionais SGPS SA...........    201,721     633,611
   *SAG GEST - Solucoes Automovel Globais SGPS SA.......     13,935       5,295
   *Sociedade de Investimento e Gestao SGPS SA..........    103,153     994,383
   *Sonae Capital SGPS SA...............................     24,382       6,587
  #*Sonae Industria SGPS SA.............................    132,969     109,618
  #*Sonae SGPS SA.......................................  1,397,854   1,384,320
   *Sonaecom SGPS SA....................................    253,596     506,231
   *Teixeira Duarte SA..................................    158,418     111,548
   *Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA.................................    140,943     603,050
                                                                    -----------
TOTAL PORTUGAL..........................................             26,377,678
                                                                    -----------
RUSSIA -- (0.0%)
  #*Alliance Oil Co., Ltd. SDR..........................     71,668     627,371
                                                                    -----------
SINGAPORE -- (1.5%).....................................
   *Abterra, Ltd........................................    189,000     110,054
    Amtek Engineering, Ltd..............................    246,000     116,327
    Armstrong Industrial Corp., Ltd.....................    390,000      88,212
    ASL Marine Holdings, Ltd............................    282,800     165,559
    AusGroup, Ltd.......................................  1,155,939     593,277
    Baker Technology, Ltd...............................    259,000      76,315
   *Banyan Tree Holdings, Ltd...........................    409,000     226,386
    Beng Kuang Marine, Ltd..............................    336,000      32,538
   #BH Global Marine, Ltd...............................    121,000      18,110
   *Biosensors International Group, Ltd.................  1,183,901   1,296,076

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
    Bonvests Holdings, Ltd...............................    51,600 $    48,603
   *Boustead Singapore, Ltd..............................   271,000     247,389
    Breadtalk Group, Ltd.................................    93,000      57,551
    Broadway Industrial Group, Ltd.......................   520,000     147,104
   *Bukit Sembawang Estates, Ltd.........................   123,000     675,586
    Bund Center Investment, Ltd.......................... 1,264,000     229,374
   *CapitaLand, Ltd...................................... 2,030,500   6,558,383
    CH Offshore, Ltd.....................................   330,000     135,918
   *China Auto Corp., Ltd................................    22,000         427
    China Aviation Oil Singapore Corp., Ltd..............   234,000     204,238
   #China Merchants Holdings Pacific, Ltd................   148,000     107,794
   *Chip Eng Seng Corp., Ltd............................. 1,115,000     692,435
   *City Developments, Ltd...............................   442,000   4,172,255
   *ComfortDelGro Corp., Ltd............................. 1,139,169   1,776,213
  #*Cosco Corp Singapore, Ltd............................ 1,210,000     929,192
    Creative Technology, Ltd.............................     2,120       5,269
    CSC Holdings, Ltd....................................   396,000      39,756
   *CSE Global, Ltd......................................   616,000     430,767
   *CWT, Ltd.............................................   264,000     306,263
   *DBS Group Holdings, Ltd..............................   832,301  10,059,353
   *Delong Holdings, Ltd.................................   175,200      84,381
  #*Dyna-Mac Holdings, Ltd...............................    77,000      31,762
   *Elec & Eltek International Co., Ltd..................     4,000       9,000
    Enviro-Hub Holdings, Ltd.............................   129,000       9,893
    Eu Yan Sang International, Ltd.......................    38,400      19,546
   *euNetworks Group, Ltd................................ 2,069,000      26,695
  #*Ezion Holdings, Ltd..................................   411,000     600,990
  #*Ezra Holdings, Ltd................................... 1,342,000   1,289,122
    F.J. Benjamin Holdings, Ltd..........................   567,000     144,340
   *Falcon Energy Group, Ltd.............................   428,000     105,707
   *First Resources, Ltd.................................   525,000     828,616
    Food Empire Holdings, Ltd............................   144,800      76,387
    Fragrance Group, Ltd................................. 1,448,000     304,408
    Fraser & Neave, Ltd..................................   779,000   6,000,928
    Freight Links Express Holdings, Ltd..................   573,804      34,831
   *Gallant Venture, Ltd................................. 1,065,000     254,613
   #Genting Singapore P.L.C..............................   807,000   1,011,240
    Global Yellow Pages, Ltd.............................    29,000       1,919
    GMG Global, Ltd...................................... 4,380,000     506,059
    Golden Agri-Resources, Ltd........................... 6,438,569   3,308,405
   *Goodpack, Ltd........................................   220,000     324,451
    GP Batteries International, Ltd......................    50,000      42,069
    GP Industries, Ltd...................................   174,000      66,886
    Great Eastern Holdings, Ltd..........................    15,000     205,752
   *GuocoLand, Ltd.......................................   417,221     806,084
   #GuocoLeisure, Ltd....................................   511,000     307,766
    Guthrie GTS, Ltd.....................................   194,000     107,373
   *Healthway Medical Corp., Ltd......................... 1,575,133     118,577
   *Hiap Hoe, Ltd........................................    90,000      46,903
    Hiap Seng Engineering, Ltd...........................   120,000      32,961
    Hi-P International, Ltd..............................   525,000     297,192
    Ho Bee Investment, Ltd...............................   391,000     603,556
   *Hong Fok Corp., Ltd..................................   462,080     227,592
    Hong Leong Asia, Ltd.................................   189,000     258,781
   *Hongkong Land Holdings, Ltd..........................   146,000   1,142,373
    Hotel Grand Central, Ltd.............................   126,971      95,426
   *Hotel Properties, Ltd................................   368,000     948,913
    Hour Glass, Ltd......................................    50,000      70,974
    HTL International Holdings, Ltd......................   328,000      90,008
   *Huan Hsin Holdings, Ltd..............................    67,000       3,093
    HupSteel, Ltd........................................   145,000      27,515

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
    Hwa Hong Corp., Ltd...................................   280,000 $   83,758
  #*Hyflux, Ltd...........................................   672,000    730,540
  #*Indofood Agri Resources, Ltd..........................   912,000    962,403
    InnoTek, Ltd..........................................    87,000     26,357
    IPC Corp., Ltd........................................   396,000     55,685
    Jardine Cycle & Carriage, Ltd.........................    15,838    647,524
   *Jaya Holdings, Ltd....................................   365,000    209,691
   *Jiutian Chemical Group, Ltd...........................   673,000     49,681
   *Jurong Technologies Industrial Corp., Ltd.............   213,200         --
    K1 Ventures, Ltd......................................   749,000    102,194
   *Keppel Corp., Ltd.....................................   301,200  2,798,643
   *Keppel Land, Ltd......................................   864,000  2,972,747
    Keppel Telecommunications & Transportation, Ltd.......   102,000    110,818
   *K-Green Trust, Ltd....................................    70,400     59,410
   *Koh Brothers Group, Ltd...............................   161,000     40,385
    LC Development, Ltd...................................   719,400     94,183
    Lee Kim Tah Holdings, Ltd.............................    60,000     38,339
   *Li Heng Chemical Fibre Technologies, Ltd.............. 1,245,000    140,983
   *Lian Beng Group, Ltd..................................   542,000    188,213
   *Low Keng Huat Singapore, Ltd..........................    71,000     38,696
    Lum Chang Holdings, Ltd...............................   123,000     34,817
    M1, Ltd...............................................   180,000    404,305
   *Manhattan Resources, Ltd..............................   178,000     83,249
    Marco Polo Marine, Ltd................................   166,000     56,969
    Memstar Technology, Ltd............................... 1,618,000    116,153
    Memtech International, Ltd............................   310,000     20,766
    Mercator Lines Singapore, Ltd.........................    12,000      1,299
   *Mewah International, Inc..............................   226,000     95,957
   #Midas Holdings, Ltd................................... 1,953,000    859,626
    Nam Cheong, Ltd.......................................    75,000     16,082
  #*Neptune Orient Lines, Ltd............................. 1,543,000  1,602,916
   *Noble Group, Ltd...................................... 3,435,000  3,387,420
    NSL, Ltd..............................................    75,000     90,945
   *Oceanus Group, Ltd.................................... 4,001,000    190,157
    OKP Holdings, Ltd.....................................    14,000      5,990
   #Olam International, Ltd............................... 2,416,809  3,160,570
    Orchard Parade Holdings, Ltd..........................   257,401    459,632
   *OSIM International, Ltd...............................   226,000    328,736
  #*Otto Marine, Ltd...................................... 1,213,500     91,242
   *Oversea-Chinese Banking Corp., Ltd.................... 1,036,084  8,185,069
  #*Overseas Union Enterprise, Ltd........................   531,000  1,279,701
    Pan Pacific Hotels Group, Ltd.........................   390,500    745,148
    Pan-United Corp., Ltd.................................   222,000    177,650
    Petra Foods, Ltd......................................   118,000    368,564
    Popular Holdings, Ltd.................................   429,000     86,614
    QAF, Ltd..............................................   296,769    198,897
  #*Raffles Education Corp., Ltd..........................   946,667    275,387
  #*Raffles Medical Group, Ltd............................   114,365    279,641
    Rotary Engineering, Ltd...............................   394,000    188,022
   *S I2I, Ltd............................................ 4,170,000     94,398
    San Teh, Ltd..........................................   140,400     39,254
   *Sapphire Corp., Ltd...................................   460,000     47,642
    SATS, Ltd.............................................   681,392  1,678,809
    SBS Transit, Ltd......................................    54,000     65,859
   *SembCorp Industries, Ltd..............................   404,000  1,789,458
  #*SembCorp Marine, Ltd..................................   179,800    687,036
    SIA Engineering Co., Ltd..............................    70,000    279,961
    Sim Lian Group, Ltd...................................   200,794    132,332
   #Sinarmas Land, Ltd.................................... 1,762,000    494,736
    Singapore Airlines, Ltd...............................   484,400  4,301,729
   *Singapore Exchange, Ltd...............................   134,000    843,407

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SINGAPORE -- (Continued)
    Singapore Land, Ltd.................................   130,143 $    787,618
  #*Singapore Post, Ltd.................................   776,216      759,026
    Singapore Press Holdings, Ltd.......................   363,000    1,202,659
    Singapore Reinsurance Corp., Ltd....................    55,000       10,900
    Singapore Shipping Corp., Ltd.......................   137,000       28,819
   *Singapore Technologies Engineering, Ltd.............   182,000      576,458
    Singapore Telecommunications, Ltd................... 1,487,350    4,203,624
    SMRT Corp., Ltd.....................................   449,000      591,707
   *Stamford Land Corp., Ltd............................   719,000      342,851
   *StarHub, Ltd........................................   172,710      544,320
   *STX OSV Holdings, Ltd...............................   487,000      495,836
    Sunningdale Tech, Ltd............................... 1,293,000      146,442
   *Sunvic Chemical Holdings, Ltd.......................   502,000      206,823
   *Super Group, Ltd....................................   263,000      733,038
   #Swiber Holdings, Ltd................................   830,000      466,284
    Tat Hong Holdings, Ltd..............................   510,000      634,448
    Technics Oil & Gas, Ltd.............................    69,000       57,147
    Thakral Corp., Ltd..................................   793,000       20,477
   *Tiger Airways Holdings, Ltd.........................   117,000       72,358
    Tiong Woon Corp. Holding, Ltd.......................   258,750       75,223
  #*Triyards Holdings, Ltd..............................   113,399       75,508
  #*Tuan Sing Holdings, Ltd............................. 1,150,586      344,148
   #UMS Holdings, Ltd...................................   395,000      146,899
  #*United Engineers, Ltd...............................   369,652    1,013,049
   #United Envirotech, Ltd..............................   525,000      266,270
   *United Industrial Corp., Ltd........................   704,000    1,587,033
   *United Overseas Bank, Ltd...........................   445,655    6,787,141
   *UOB-Kay Hian Holdings, Ltd..........................   458,000      634,629
    UOL Group, Ltd......................................   671,000    3,389,068
    UPP Holdings, Ltd...................................   485,000      142,905
   *Venture Corp., Ltd..................................   367,000    2,517,654
    WBL Corp., Ltd......................................   225,676      805,924
    Wheelock Properties, Ltd............................   334,347      532,039
   *Wilmar International, Ltd...........................   856,000    2,639,841
    Wing Tai Holdings, Ltd..............................   555,124      853,469
    Xpress Holdings, Ltd................................   474,000       16,086
   *Yeo Hiap Seng, Ltd..................................    63,135      161,133
    YHI International, Ltd..............................    96,000       25,644
   *Yongnam Holdings, Ltd............................... 1,134,000      243,012
                                                                   ------------
TOTAL SINGAPORE.........................................            126,753,716
                                                                   ------------
SPAIN -- (2.1%)
   #Abengoa SA..........................................    54,815      165,088
  #*Abengoa SA Series B.................................   219,260      587,328
   #Abertis Infraestructuras SA.........................   115,457    1,976,760
  #*Acciona SA..........................................    36,358    2,925,122
  #*Acerinox SA.........................................   125,300    1,388,471
   *ACS, Actividades de Construccion y Servicios, SA....   107,350    2,576,738
   *Adolfo Dominguez SA.................................     2,648       16,449
    Adveo Group International SA........................     5,347       77,624
   *Almirall SA.........................................    89,463    1,106,182
   *Amadeus IT Holding SA...............................    50,105    1,255,569
   *Amper SA............................................    13,326       32,243
    Antena 3 de Television SA...........................    80,233      472,701
   *Azkoyen SA..........................................    14,561       30,519
  #*Banco Bilbao Vizcaya Argentaria SA.................. 1,333,040   13,252,710
  #*Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....   907,421    8,965,319
  #*Banco de Sabadell SA................................ 3,543,926    9,508,099
  #*Banco Espanol de Credito SA.........................   122,647      630,993
  #*Banco Popular Espanol SA............................ 6,449,808    5,832,599
   *Banco Santander SA.................................. 2,240,231   18,751,895

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SPAIN -- (Continued)
   *Banco Santander SA Issue 13 Shares...................    54,639 $   458,410
   #Banco Santander SA Sponsored ADR..................... 2,229,277  18,235,486
  #*Bankinter SA.........................................   384,852   2,094,607
   *Baron de Ley SA......................................     2,832     185,047
   #Bolsas y Mercados Espanoles SA.......................    38,866   1,088,698
  #*CaixaBank SA.........................................   785,341   3,108,803
  #*Caja de Ahorros del Mediterraneo SA..................    21,176          --
   *Campofrio Food Group SA..............................    29,034     189,302
  #*Cementos Portland Valderrivas SA.....................    15,255      81,456
   *Cie Automotive SA....................................    36,670     256,270
   *Codere SA............................................     6,452      34,534
  #*Construcciones y Auxiliar de Ferrocarriles SA........     3,147   1,575,976
   *Deoleo SA............................................   336,229     135,117
    Dinamia Capital Privado Sociedad de Capital Riesgo
      SA.................................................     4,887      33,651
   *Distribuidora Internacional de Alimentacion SA.......   197,268   1,456,256
   *Dogi International Fabrics SA........................    13,276          --
   *Duro Felguera SA.....................................    33,831     245,646
   *Ebro Foods SA........................................   121,596   2,465,227
   *Elecnor SA...........................................     6,947      88,913
   #Enagas SA............................................   197,827   4,680,614
   *Ence Energia y Celulosa SA...........................   270,627     810,381
   *Ercros SA............................................   127,395      89,273
    Faes Farma SA........................................   115,657     359,771
   *Ferrovial SA.........................................   276,424   4,438,865
  #*Fersa Energias Renovables SA.........................    63,001      30,357
    Fluidra SA...........................................     3,062      11,179
  #*Fomento de Construcciones y Contratas SA.............    74,537   1,009,023
  #*Gamesa Corp Tecnologica SA...........................   364,959     862,883
   *Gas Natural SDG SA...................................   229,272   4,580,208
  #*Grifols SA...........................................    73,864   2,514,184
   *Grifols SA Series B..................................     3,693      97,853
  #*Grupo Catalana Occidente SA..........................    55,676   1,198,024
  #*Grupo Ezentis SA (5762253)...........................   279,228      64,656
   *Grupo Ezentis SA (B9GRG21)...........................   103,410      24,010
   *Grupo Tavex SA.......................................    12,105       3,862
   *Iberdrola SA......................................... 2,089,874  11,245,313
    Iberpapel Gestion SA.................................     4,081      78,285
  #*Indra Sistemas SA....................................   137,626   1,803,185
  #*Industria de Diseno Textil SA........................    14,898   2,082,247
   *Inmobiliaria Colonial SA.............................     1,392       2,776
   *Jazztel P.L.C........................................   170,411   1,171,297
   *La Seda de Barcelona SA..............................    20,931      35,337
    Laboratorios Farmaceuticos Rovi SA...................     4,530      35,752
   #Mapfre SA............................................   540,209   1,661,826
  #*Mediaset Espana Comunicacion SA......................   230,686   1,738,274
  #*Melia Hotels International SA........................    64,073     523,121
    Miquel y Costas & Miquel SA..........................    12,719     406,711
   *Natra SA.............................................    10,905      19,767
   *Natraceutical SA.....................................    77,971      16,156
  #*NH Hoteles SA........................................   196,721     773,336
   *Obrascon Huarte Lain SA..............................    51,197   1,555,677
    Papeles y Cartones de Europa SA......................    57,971     200,938
    Pescanova SA.........................................    22,953     515,268
    Prim SA..............................................     5,102      35,821
  #*Promotora de Informaciones SA Series A...............   321,996     120,220
   *Prosegur Cia de Seguridad SA.........................    93,430     584,798
   *Realia Business SA...................................   136,722     174,829
   *Red Electrica Corporacion SA.........................    71,175   3,960,794
   *Repsol SA............................................   144,906   3,231,571
    Repsol SA Sponsored ADR..............................   274,321   6,122,845
  #*Sacyr Vallehermoso SA................................   200,602     460,887

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
SPAIN -- (Continued)
   *Service Point Solutions SA............................  96,703 $     18,609
   *Sociedad Nacional Industrias Aplicaciones Celulosa
     Espanola SA..........................................  56,486       52,239
   *Solaria Energia y Medio Ambiente SA...................  34,875       37,761
   *Tecnicas Reunidas SA..................................  13,600      691,299
    Telecomunicaciones y Energia SA.......................  33,041       57,914
   *Telefonica SA......................................... 280,030    4,052,845
  #*Telefonica SA Sponsored ADR........................... 229,616    3,297,286
   *Tubacex SA............................................ 161,214      549,126
    Tubos Reunidos SA..................................... 138,586      351,225
   *Vidrala SA............................................  18,455      596,541
    Viscofan SA...........................................  35,568    1,860,175
   *Vocento SA............................................  34,637       56,814
   *Vueling Airlines SA...................................  15,306      161,769
  #*Zardoya Otis SA.......................................  44,737      685,763
  #*Zeltia SA............................................. 121,802      224,807
                                                                   ------------
TOTAL SPAIN...............................................          173,312,155
                                                                   ------------
SWEDEN -- (2.9%)
   *Aarhuskarlshamn AB....................................  35,873    1,526,781
   *Acando AB.............................................  79,449      197,097
   *Active Biotech AB.....................................  19,439      146,966
   *AddTech AB Series B...................................   3,338      101,457
   *AF AB Series B........................................  43,631    1,056,363
   *Alfa Laval AB.........................................  52,706    1,125,621
   *Anoto Group AB........................................  28,987       11,621
    AQ Group AB...........................................   3,171       22,943
   *Assa Abloy AB Series B................................  96,250    3,600,975
   *Atlas Copco AB Series A...............................  51,700    1,472,798
   *Atlas Copco AB Series B...............................  26,200      668,160
   *Atrium Ljungberg AB Series B..........................   2,610       36,615
   *Avanza Bank Holding AB................................   9,530      232,421
   *Axfood AB.............................................  14,804      612,456
  #*Axis Communications AB................................  21,808      540,571
    B&B Tools AB Series B.................................  27,345      299,184
    BE Group AB...........................................  67,268      204,167
    Beiger Electronics AB.................................   1,035       10,713
    Beijer Alma AB........................................  10,538      203,964
   *Betsson AB............................................  18,337      614,756
    Bilia AB Series A.....................................  31,643      546,280
  #*BillerudKorsnas AB.................................... 217,496    2,315,863
   *BioGaia AB Series B...................................   7,411      196,989
    Biotage AB............................................  44,000       59,558
   *Bjorn Borg AB.........................................  20,904      131,066
   *Boliden AB............................................ 444,092    8,208,193
   *Bure Equity AB........................................ 110,718      410,780
   *Byggmax Group AB......................................  32,603      184,347
    Cantena AB............................................     500        5,679
   *Castellum AB.......................................... 171,241    2,525,192
   *CDON Group AB.........................................  26,953      151,031
   *Cision AB.............................................   4,601       40,454
   *Clas Ohlson AB Series B...............................  56,986      851,054
   *Cloetta AB............................................  14,784       33,608
  #*Concentric AB.........................................  87,565      786,087
    Concordia Maritime AB Series B........................  30,791       50,227
   #Connecta AB...........................................   3,879       29,722
   *CyberCom Group AB.....................................  79,025       19,302
   *Dios Fastigheter AB...................................   2,277       13,232
    DORO AB...............................................  17,702       74,669
    Duni AB...............................................  25,018      228,374
   *Electrolux AB Series B................................ 281,906    7,445,500
   *Elekta AB Series B.................................... 125,258    1,857,121

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
   *Enea AB..............................................    26,784 $   196,768
  #*Eniro AB.............................................   211,064     482,193
   *Fabege AB............................................   137,986   1,507,227
    Fagerhult AB.........................................     2,628      76,680
   *Fastighets AB Balder Series B........................    64,093     436,309
    G & L Beijer AB Series B.............................     6,430     117,122
   *Getinge AB Series B..................................   141,830   4,376,692
    Gunnebo AB...........................................    70,099     301,168
   *Hakon Invest AB......................................    71,713   1,471,264
  #*Haldex AB............................................    82,129     490,616
   *Hennes & Mauritz AB Series B.........................    68,190   2,509,075
  #*Hexagon AB Series B..................................   293,854   7,891,854
   *Hexpol AB............................................    36,835   2,037,264
   *HIQ International AB.................................    81,891     496,851
   *Hoganas AB Series B..................................    38,586   1,596,745
   *Holmen AB Series B...................................    91,890   2,832,792
    Hufvudstaden AB Series A.............................    70,229     907,953
   *Husqvarna AB Series A................................   102,374     662,102
  #*Husqvarna AB Series B................................   642,017   4,150,816
   *Industrial & Financial Systems AB Series B...........    27,765     472,670
   *Indutrade AB.........................................     6,662     218,132
   *Intrum Justitia AB...................................    90,784   1,469,029
  #*JM AB................................................   118,006   2,426,257
  #*KappAhl AB...........................................   179,604     134,043
    Klovern AB...........................................    91,294     393,322
   #KNOW IT AB...........................................    25,707     201,022
   *Kungsleden AB........................................   145,104     896,625
    Lagercrantz Group AB Series B........................    23,710     290,618
    Lammhults Design Group AB............................       141         468
  #*Lindab International AB..............................   100,632     719,680
   *Loomis AB Series B...................................    99,260   1,649,734
   *Lundin Petroleum AB..................................   140,031   3,597,042
   *Meda AB Series A.....................................   361,290   4,220,293
   *Medivir AB Series B..................................    36,846     446,349
   *Mekonomen AB.........................................     8,451     300,929
  #*Micronic Mydata AB...................................   119,447     224,858
   *Millicom International Cellular SA SDR...............    13,799   1,271,343
  #*Modern Times Group AB Series B.......................    30,255   1,107,105
    MQ Holding AB........................................     1,705       5,061
    NCC AB Series A......................................     5,086     118,384
   *NCC AB Series B......................................   124,385   2,899,811
   *Net Entertainment NE AB Series B.....................    14,581     194,529
  #*Net Insight AB Series B..............................   379,646      98,561
   #New Wave Group AB Series B...........................    93,082     427,488
  #*NIBE Industrier AB Series B..........................    84,063   1,323,089
  #*Nobia AB.............................................   245,927   1,493,473
   *Nolato AB Series B...................................    25,840     354,225
   *Nordea Bank AB....................................... 1,303,964  14,381,849
    Nordnet AB Series B..................................    98,588     317,986
    OEM International AB Series B........................     9,300      95,704
   *Orexo AB.............................................    22,003     193,253
   *Oriflame Cosmetics SA SDR............................    11,237     367,999
   *PA Resources AB......................................   751,131       9,495
   *Peab AB Series B.....................................   238,695   1,244,433
   #Pricer AB Series B...................................   116,562     159,535
    ProAct IT Group AB...................................     5,666      89,465
    Proffice AB Series B.................................    83,768     291,486
  #*Ratos AB Series B....................................   232,008   2,236,889
   *RaySearch Laboratories AB............................    24,042      93,076
    Readsoft AB Series B.................................     7,000      24,269
   *Rederi AB Transatlantic..............................    19,360      19,793

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
   *Rezidor Hotel Group AB..............................   113,467 $    497,332
   *RNB Retail & Brands AB..............................    91,304       17,969
    Rottneros AB........................................   115,998       43,853
    Saab AB Series B....................................    75,828    1,640,577
    Sagax AB............................................       362       11,708
   *Sandvik AB..........................................   121,573    1,950,417
  #*SAS AB..............................................   170,610      364,402
    Scania AB Series B..................................    69,104    1,417,968
   *Securitas AB Series B...............................   369,531    3,453,121
   *Semcon AB...........................................    14,815      128,316
    Sintercast AB.......................................     2,200       14,628
   *Skandinaviska Enskilda Banken AB Series A........... 1,265,750   12,679,036
    Skandinaviska Enskilda Banken AB Series C...........     9,106       88,227
   *Skanska AB Series B.................................   501,564    8,530,243
    SKF AB Series A.....................................     5,419      135,613
   *SKF AB Series B.....................................   102,675    2,546,144
    Skistar AB..........................................    21,229      277,032
  #*SSAB AB Series A....................................   276,678    2,286,120
   *SSAB AB Series B....................................   141,027    1,007,907
    Studsvik AB.........................................     3,348       16,531
   *Svenska Cellulosa AB Series A.......................    16,379      397,836
   *Svenska Cellulosa AB Series B.......................   528,401   12,810,642
   *Svenska Handelsbanken AB Series A...................   238,451    9,743,125
  #*Svenska Handelsbanken AB Series B...................     5,730      224,408
   *Sweco AB Series B...................................    20,604      238,145
   *Swedbank AB Series A................................   487,002   11,499,411
    Swedish Match AB....................................   100,030    3,754,179
   *Swedish Orphan Biovitrum AB.........................   218,086    1,302,846
   *Systemair AB........................................     2,908       43,693
   *Tele2 AB Series B...................................   210,633    3,777,905
    Telefonaktiebolaget LM Ericsson AB Series A.........    39,719      450,834
    Telefonaktiebolaget LM Ericsson AB Series B.........   864,965   10,060,634
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR....   650,060    7,540,696
   *TeliaSonera AB......................................   880,424    6,350,597
   *TradeDoubler AB.....................................    58,949      124,238
   *Transmode Holding AB................................       795        9,687
   *Trelleborg AB Series B..............................   393,782    5,053,100
  #*Unibet Group P.L.C. SDR.............................    33,388    1,150,464
    Vitrolife AB........................................    15,218       97,504
    Volvo AB Series A...................................   171,557    2,541,144
    Volvo AB Series B...................................   402,935    5,963,610
    Volvo AB Sponsored ADR..............................    70,300    1,035,519
   *Wallenstam AB Series B..............................    83,340    1,038,281
   *Wihlborgs Fastigheter AB............................    70,194    1,124,362
   *Xvivo Perfusion AB..................................    11,961       37,626
                                                                   ------------
TOTAL SWEDEN............................................            241,348,450
                                                                   ------------
SWITZERLAND -- (6.3%)
   *ABB, Ltd............................................   387,975    8,316,916
  #*ABB, Ltd. Sponsored ADR.............................   423,671    9,070,796
    Acino Holding AG....................................     8,319      863,285
   *Actelion, Ltd.......................................    58,078    2,876,939
   *Adecco SA...........................................   183,329   10,512,688
   *Advanced Digital Broadcast Holdings SA..............     3,871       56,493
   *AFG Arbonia-Forster Holding AG......................    27,013      733,844
   *Allreal Holding AG..................................    23,861    3,618,355
  #*Alpiq Holding AG....................................     2,574      324,665
    ALSO-Actebis Holding AG.............................       635       33,383
   *Ams AG..............................................    14,460    1,778,858
    APG SGA SA..........................................       781      174,208
   *Aryzta AG...........................................   144,483    8,113,565

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   *Ascom Holding AG.......................................  47,038 $   528,442
   *Autoneum Holding AG....................................   4,840     290,027
   #Bachem Holdings AG.....................................   6,084     252,696
   *Baloise Holding AG.....................................  75,612   6,842,488
   *Bank Coop AG...........................................   5,516     328,662
   *Banque Cantonale de Geneve SA..........................     912     212,087
   *Banque Cantonale Vaudoise AG...........................   4,596   2,456,711
    Banque Privee Edmond de Rothschild SA..................      10     194,657
    Barry Callebaut AG.....................................   2,053   2,064,161
   *Basilea Pharmaceutica AG...............................   9,954     551,149
   #Basler Kantonalbank AG.................................   6,579     712,850
   *Belimo Holdings AG.....................................     207     412,223
    Bell AG................................................     110     258,964
    Bellevue Group AG......................................   9,405      92,672
   *Berner Kantonalbank AG.................................   5,717   1,609,710
    BKW AG.................................................   8,087     280,768
   *Bobst Group AG.........................................  11,623     361,791
  #*Bossard Holding AG.....................................   4,744     779,712
   *Bucher Industries AG...................................  12,681   2,659,674
   *Burckhardt Compression Holding AG......................   3,855   1,358,589
    Burkhalter Holding AG..................................      93      32,276
    Carlo Gavazzi Holding AG...............................     209      46,101
    Centralschweizerische Kraftwerke AG....................     175      63,470
   *Cham Paper Holding AG..................................       5         928
   *Charles Voegele Holding AG.............................  12,603     254,705
   *Cicor Technologies SA..................................     911      26,318
   *Cie Financiere Tradition SA............................   1,760     100,813
  #*Clariant AG............................................ 398,461   5,438,208
    Coltene Holding AG.....................................   4,487     171,152
   *Compagnie Financiere Richemont SA Series A............. 137,419  11,288,081
    Conzzeta AG............................................     163     313,765
   #Credit Suisse Group AG................................. 701,111  20,705,780
   *Credit Suisse Group AG Sponsored ADR................... 509,383  15,047,174
   *Daetwyler Holding AG...................................   9,114     940,359
    Dottikon ES Holding AG.................................      89      19,158
  #*Dufry AG...............................................  20,473   2,792,975
  #*EFG International AG...................................  86,734   1,019,042
   *Emmi AG................................................   3,519     967,151
   *EMS-Chemie Holding AG..................................   9,281   2,356,482
   *Energiedienst Holding AG...............................   8,178     352,392
   *Flughafen Zuerich AG...................................   6,844   3,045,417
   *Forbo Holding AG.......................................   2,588   1,738,163
   *Galenica Holding AG....................................   3,598   2,144,356
   *GAM Holding AG......................................... 316,590   5,217,908
  #*Gategroup Holding AG...................................  48,192   1,208,512
   *Geberit AG.............................................  11,921   2,788,638
   *George Fisher AG.......................................   6,386   2,727,735
   *Givaudan SA............................................   6,351   7,052,324
    Gurit Holding AG.......................................     703     319,872
   *Helvetia Holding AG....................................   9,223   3,756,388
    Holcim, Ltd............................................ 208,137  16,201,224
   *Huber & Suhner AG......................................  13,221     671,713
   *Implenia AG............................................  24,070   1,189,807
   *Inficon Holding AG.....................................   2,331     639,654
    Interroll Holding AG...................................     532     227,328
   *Intershop Holding AG...................................   1,609     577,553
  #*Julius Baer Group, Ltd................................. 331,489  13,544,786
   *Kaba Holding AG........................................   4,039   1,703,657
   *Kardex AG..............................................  10,359     297,914
    Komax Holding AG.......................................   5,513     505,085
   *Kudelski SA............................................  76,481     881,552

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
   *Kuehne & Nagel International AG......................    13,624 $ 1,599,279
   *Kuoni Reisen Holding AG Series B.....................     5,957   1,810,603
  #*LEM Holding SA.......................................     2,688   1,679,445
   *Liechtensteinische Landesbank AG.....................     2,800      96,261
   *LifeWatch AG.........................................     8,512      67,644
    Lindt & Spruengli AG.................................        29   1,179,295
   #Logitech International SA (B18ZRK2)..................   258,348   1,736,253
  #*Logitech International SA (H50430232)................    26,700     177,288
    Lonza Group AG.......................................   105,032   6,180,571
   *Luzerner Kantonalbank AG.............................     4,127   1,606,981
   *Metall Zug AG........................................       152     337,726
  #*Meyer Burger Technology AG...........................    63,663     592,318
   *Micronas Semiconductor Holding AG....................    59,268     548,853
    Mikron Holding AG....................................    48,480     300,140
   *Mobilezone Holding AG................................    18,218     193,052
   *Mobimo Holding AG....................................     9,995   2,338,688
   *Myriad Group AG......................................    65,312     168,047
    Nestle SA............................................   587,284  41,237,607
   *Nobel Biocare Holding AG.............................    73,392     768,720
    Novartis AG..........................................    35,249   2,396,102
   #Novartis AG ADR......................................   787,800  53,428,596
   *OC Oerlikon Corp. AG.................................   304,419   3,737,748
   *Orascom Development Holding AG.......................     4,588      58,323
    Orell Fuessli Holding AG.............................       435      44,882
    Orior AG.............................................     1,563      89,732
    Panalpina Welttransport Holding AG...................    17,898   1,803,262
   *Partners Group Holding AG............................     5,992   1,406,670
   *Phoenix Mecano AG....................................     1,081     523,074
    PSP Swiss Property AG................................    24,449   2,343,502
   *PubliGroupe SA.......................................     2,868     457,179
   *Rieters Holdings AG..................................     5,827   1,138,518
   *Roche Holding AG Bearer..............................     4,592   1,036,071
   *Roche Holding AG Genusschein.........................    81,978  18,120,345
   *Romande Energie Holding SA...........................       367     455,493
    Schaffner Holding AG.................................       468     118,490
   *Schindler Holding AG.................................     5,484     793,437
   *Schmolz & Bickenbach AG..............................    61,630     173,728
   *Schweiter Technologies AG............................     1,714   1,039,247
   *Schweizerische National-Versicherungs-
     Gesellschaft AG.....................................    23,120   1,136,987
   *SGS SA...............................................     1,177   2,800,010
   *Siegfried Holding AG.................................     6,726     848,389
   *Sika AG..............................................     2,835   7,136,974
   *Sonova Holding AG....................................    16,172   1,870,296
   *St. Galler Kantonalbank AG...........................     4,316   1,835,696
  #*Straumann Holding AG.................................     4,939     664,582
    Sulzer AG............................................    35,198   5,535,214
   *Swatch Group AG (7184725)............................    21,673  11,871,559
   *Swatch Group AG (7184736)............................    29,337   2,758,244
   *Swiss Life Holding AG................................    47,928   7,211,381
   *Swiss Re, Ltd........................................   345,927  25,718,946
   *Swisscom AG..........................................     5,130   2,275,390
    Swisscom AG Sponsored ADR............................     5,100     225,369
   *Swisslog Holding AG..................................   474,566     589,046
   *Swissquote Group Holding SA..........................    16,903     588,627
   #Syngenta AG ADR......................................   121,993  10,502,377
   *Tamedia AG...........................................     2,226     264,221
   *Tecan Group AG.......................................    11,645   1,103,995
   *Temenos Group AG.....................................    87,201   1,784,908
   *Tornos Holding AG....................................    12,446      84,048
   *U-Blox AG............................................     6,922     326,946
    UBS AG............................................... 1,749,489  30,384,491

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWITZERLAND -- (Continued)
   *UBS AG ADR..........................................    53,920 $    936,590
   *Valartis Group AG...................................     9,003      216,063
    Valiant Holding AG..................................    20,946    2,081,241
   *Valora Holding AG...................................     6,086    1,332,348
   *Vaudoise Assurances Holding SA......................       973      342,360
    Verwaltungs und Privat-Bank AG......................     4,164      315,790
    Vetropack Holding AG................................       346      702,992
  #*Von Roll Holding AG.................................    80,625      179,775
   *Vontobel Holdings AG................................    40,560    1,307,273
   *Walliser Kantonalbank AG............................       173      162,357
    WMH Walter Meier Holding AG.........................       675      180,623
   #Ypsomed Holdings AG.................................     4,572      285,801
    Zehnder Group AG....................................    14,106      666,690
   *Zueblin Immobilien Holding AG.......................    38,248      116,843
   *Zug Estates Holding AG Class B......................       178      244,480
    Zuger Kantonalbank AG...............................       128      689,517
   *Zurich Insurance Group AG...........................   145,060   41,714,446
                                                                   ------------
TOTAL SWITZERLAND.......................................            517,873,999
                                                                   ------------
UNITED KINGDOM -- (17.8%)
    888 Holdings P.L.C..................................   270,123      490,147
   #A.G. Barr P.L.C.....................................    85,932      740,120
    Aberdeen Asset Management P.L.C..................... 1,250,675    7,982,063
    Acal P.L.C..........................................    26,297       83,389
   *Admiral Group P.L.C.................................    65,256    1,267,221
    Aegis Group P.L.C...................................   959,084    3,569,597
   *Afren P.L.C......................................... 1,616,966    3,683,219
    African Barrick Gold P.L.C..........................    85,323      481,116
    Aga Rangemaster Group P.L.C.........................    51,783       69,818
   *Aggreko P.L.C.......................................    93,911    2,375,207
    Air Partner P.L.C...................................     2,004       10,384
   *Alent P.L.C.........................................   434,124    2,304,468
   *Alizyme P.L.C.......................................    42,517           --
    Alumasc Group P.L.C.................................     8,807       14,171
    Amec P.L.C..........................................   355,451    6,090,598
   *Amlin P.L.C.........................................   773,905    4,707,233
   *Anglo American P.L.C................................   744,442   22,267,210
    Anglo Pacific Group P.L.C...........................    20,167       88,939
   *Anglo-Eastern Plantations P.L.C.....................     8,036       91,515
   *Anite P.L.C.........................................   269,961      617,028
   *Antofagasta P.L.C...................................   121,117    2,196,172
    ARM Holdings P.L.C..................................    12,223      167,431
   *ARM Holdings P.L.C. Sponsored ADR...................   122,079    5,012,564
   *Ashmore Group P.L.C.................................   151,868      860,602
   *Ashtead Group P.L.C.................................   731,377    5,263,068
    Associated British Foods P.L.C......................   254,917    7,068,931
    Assura Group, Ltd...................................    63,019       33,749
  #*AstraZeneca P.L.C. Sponsored ADR....................   424,722   20,463,106
    Aveva Group P.L.C...................................    28,259      968,340
    Aviva P.L.C......................................... 2,544,119   14,822,909
  #*Aviva P.L.C. Sponsored ADR..........................    16,288      190,732
    Avon Rubber P.L.C...................................     8,371       59,038
   *AZ Electronic Materials SA..........................    55,116      326,454
   *Babcock International Group P.L.C...................   388,234    6,392,775
    BAE Systems P.L.C................................... 2,112,632   11,370,198
   *Balfour Beatty P.L.C................................ 1,026,081    4,314,427
    Barclays P.L.C......................................   189,466      909,634
    Barclays P.L.C. Sponsored ADR....................... 1,811,137   34,701,385
   *Barratt Developments P.L.C.......................... 1,539,154    5,310,078
   *BBA Aviation P.L.C..................................   707,283    2,487,742
   *Beazley P.L.C.......................................   835,824    2,431,173

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
    Bellway P.L.C........................................   200,177 $ 3,521,106
   *Berendsen P.L.C......................................   316,034   3,059,384
   *Berkeley Group Holdings P.L.C. (The).................   185,732   5,385,726
    Betfair Group P.L.C..................................    26,654     281,167
   *BG Group P.L.C.......................................   933,234  16,563,818
   #BG Group P.L.C. Sponsored ADR........................   136,000   2,419,440
   #BHP Billiton P.L.C...................................    15,526     532,414
  #*BHP Billiton P.L.C. ADR..............................   286,867  19,690,551
    Bloomsbury Publishing P.L.C..........................    58,768     107,051
   *Bodycote P.L.C.......................................   365,613   2,677,668
    Booker Group P.L.C................................... 1,042,845   1,738,147
   *Bovis Homes Group P.L.C..............................   231,546   2,198,579
    BP P.L.C.............................................    79,890     591,701
    BP P.L.C. Sponsored ADR.............................. 1,479,807  65,881,008
    Braemar Shipping Services P.L.C......................    13,650      82,351
   *Brammer P.L.C........................................    37,542     195,020
   *Brewin Dolphin Holdings P.L.C........................   364,018   1,206,374
    British American Tobacco P.L.C.......................    82,257   4,275,009
   *British American Tobacco P.L.C. Sponsored ADR........    19,800   2,057,220
   *British Polythene Industries P.L.C...................    25,012     164,146
   *British Sky Broadcasting Group P.L.C.................    56,222     727,269
   #British Sky Broadcasting Group P.L.C. Sponsored ADR..    24,700   1,284,400
    Britvic P.L.C........................................   229,456   1,633,090
    BT Group P.L.C. Sponsored ADR........................   140,608   5,548,392
   *BTG P.L.C............................................   341,595   1,795,401
   *Bunzl P.L.C..........................................   246,332   4,426,227
    Burberry Group P.L.C.................................   177,928   3,822,404
    Bwin.Party Digital Entertainment P.L.C...............   629,018   1,111,141
    Cable & Wireless Communications P.L.C................ 2,083,413   1,349,276
   *Cairn Energy P.L.C...................................   474,169   2,154,960
    Camellia P.L.C.......................................       127      22,591
    Cape P.L.C...........................................   138,275     487,142
   *Capita P.L.C.........................................   112,002   1,396,439
    Capital & Counties Properties P.L.C..................   218,370     837,618
   *Capital & Regional P.L.C.............................   398,343     180,194
    Carclo P.L.C.........................................    21,100     155,760
   *Carillion P.L.C......................................   596,823   2,885,804
    Carnival P.L.C.......................................    34,284   1,389,702
   #Carnival P.L.C. ADR..................................   150,470   6,075,979
   *Carpetright P.L.C....................................     7,935      85,628
    Carr's Milling Industries P.L.C......................     2,672      48,391
    Castings P.L.C.......................................    59,187     319,336
   *Catlin Group, Ltd....................................   549,763   4,560,407
   *Centamin P.L.C.......................................   839,063     750,778
    Centaur Media P.L.C..................................    79,311      70,126
   *Centrica P.L.C....................................... 1,154,157   6,408,929
    Charles Stanley Group P.L.C..........................     6,583      37,153
    Charles Taylor P.L.C.................................    11,746      31,749
    Chemring Group P.L.C.................................   206,264     929,960
   *Chesnara P.L.C.......................................   141,539     485,301
    Chime Communications P.L.C...........................    36,947     139,163
   *Cineworld Group P.L.C................................    99,480     422,663
   *Close Brothers Group P.L.C...........................   223,546   3,514,130
   *Coalfield Resources P.L.C............................    64,359       6,726
   *Cobham P.L.C......................................... 1,470,624   4,936,779
   *Colt Group SA........................................   393,117     659,790
    Communisis P.L.C.....................................   129,475      92,746
   *Compass Group P.L.C..................................   480,340   5,814,742
   *Computacenter P.L.C..................................   146,502   1,047,212
   *Consort Medical P.L.C................................    27,801     314,300
    Costain Group P.L.C..................................    10,294      43,118

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
    Cranswick P.L.C.......................................    68,787 $1,027,317
    Creston P.L.C.........................................    18,283     25,362
   *Croda International P.L.C.............................    71,595  2,751,249
   *CSR P.L.C.............................................   336,056  1,925,116
   *Daily Mail & General Trust P.L.C. Series A............   281,785  2,677,906
   *Dairy Crest Group P.L.C...............................   244,435  1,611,750
    Darty P.L.C...........................................   659,507    630,016
    De La Rue P.L.C.......................................   103,366  1,476,101
    Debenhams P.L.C....................................... 1,932,500  3,102,815
   *Dechra Pharmaceuticals P.L.C..........................    76,819    755,948
    Development Securities P.L.C..........................   167,199    443,138
   *Devro P.L.C...........................................   210,874  1,139,677
   *Diageo P.L.C. Sponsored ADR...........................    62,900  7,503,970
   *Dialight P.L.C........................................    10,830    191,233
   *Dignity P.L.C.........................................    45,908    849,365
    Diploma P.L.C.........................................   147,816  1,305,081
   *Dixons Retail P.L.C................................... 5,833,882  2,545,024
   *Domino Printing Sciences P.L.C........................   143,796  1,502,037
   *Domino's Pizza Group P.L.C............................    40,146    327,628
   *Drax Group P.L.C......................................   555,620  5,221,412
   *DS Smith P.L.C........................................ 1,468,195  5,156,988
   *Dunelm Group P.L.C....................................    28,656    344,992
   *Dyson Group P.L.C.....................................     3,999      1,031
    E2V Technologies P.L.C................................    76,169    136,281
   *easyJet P.L.C.........................................   256,886  3,790,673
   *Electrocomponents P.L.C...............................   512,619  1,980,699
   *Elementis P.L.C.......................................   667,595  2,235,072
   *EnQuest P.L.C.........................................   922,050  1,888,869
   *Enterprise Inns P.L.C.................................   851,973  1,210,633
   *Essar Energy P.L.C....................................   130,921    271,087
   *Eurasian Natural Resources Corp. P.L.C................   215,149  1,124,703
   *Euromoney Institutional Investor P.L.C................    28,692    405,154
   *Evraz P.L.C...........................................   203,930    926,762
   *Exillon Energy P.L.C..................................    53,186    136,165
   *Experian P.L.C........................................   257,349  4,402,269
   *F&C Asset Management P.L.C............................   685,705  1,147,487
   *Fenner P.L.C..........................................   236,565  1,422,815
   *Ferrexpo P.L.C........................................   257,382  1,038,470
    Fiberweb P.L.C........................................    98,488    114,168
   *Fidessa Group P.L.C...................................    28,033    683,350
   *Filtrona P.L.C........................................   208,691  1,905,258
   *Findel P.L.C.......................................... 1,208,081    146,381
   *Firstgroup P.L.C......................................   562,415  1,728,233
   *Fortune Oil P.L.C.....................................   468,516     85,640
    French Connection Group P.L.C.........................    74,466     31,967
   *Fresnillo P.L.C.......................................    22,205    583,714
    Fuller Smith & Turner P.L.C. Series A.................    42,043    507,699
   *Future P.L.C..........................................   361,156    115,813
   *G4S P.L.C............................................. 1,785,182  7,858,081
   *Galliford Try P.L.C...................................   122,963  1,604,190
    Games Workshop Group P.L.C............................     7,668     79,706
   *Gem Diamonds, Ltd.....................................   175,063    443,949
   *Genus P.L.C...........................................    73,659  1,658,623
   *GKN P.L.C............................................. 1,827,272  6,976,711
   *GlaxoSmithKline P.L.C. Sponsored ADR..................   108,093  4,930,122
   *Go-Ahead Group P.L.C..................................    35,316    731,355
    Greencore Group P.L.C.................................   671,345  1,187,678
    Greene King P.L.C.....................................   330,161  3,490,633
   *Greggs P.L.C..........................................   146,703  1,111,885
   *Guinness Peat Group P.L.C.............................    52,296     26,555
    Halfords Group P.L.C..................................   340,193  1,838,090

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
   *Halma P.L.C.........................................   279,917 $  2,044,506
   *Hampson Industries P.L.C............................    73,570           --
    Hansard Global P.L.C................................     3,345        5,944
   *Hardy Oil & Gas P.L.C...............................    24,446       41,420
   *Hargreaves Lansdown P.L.C...........................    95,656    1,047,855
    Harvey Nash Group P.L.C.............................    28,747       30,371
   *Hays P.L.C..........................................   677,724      955,980
    Headlam Group P.L.C.................................   103,583      573,275
    Helical Bar P.L.C...................................   191,850      700,516
   *Henderson Group P.L.C............................... 1,473,677    3,619,645
    Henry Boot P.L.C....................................    54,419      132,306
   *Heritage Oil P.L.C..................................   201,854      638,406
    Hikma Pharmaceuticals P.L.C.........................   175,711    2,246,535
    Hill & Smith Holdings P.L.C.........................   104,123      772,593
   *Hiscox, Ltd.........................................   573,279    4,308,029
   *HMV Group P.L.C.....................................   382,104        6,666
   *Hochschild Mining P.L.C.............................   200,765    1,345,932
    Hogg Robinson Group P.L.C...........................   132,868      106,836
   #Home Retail Group P.L.C............................. 1,295,600    2,464,671
    Homeserve P.L.C.....................................   267,955      985,043
    Hornby P.L.C........................................    20,303       26,391
   *Howden Joinery Group P.L.C..........................   747,488    2,221,512
    HSBC Holdings P.L.C.................................    44,831      509,805
  #*HSBC Holdings P.L.C. Sponsored ADR.................. 1,761,750  100,173,105
   *Hunting P.L.C.......................................   172,191    2,313,975
    Huntsworth P.L.C....................................   253,189      167,580
    Hyder Consulting P.L.C..............................    18,277      136,962
   *ICAP P.L.C..........................................   731,563    3,783,185
   *IG Group Holdings P.L.C.............................   340,305    2,413,828
   *Imagination Technologies Group P.L.C................   104,752      846,774
   *IMI P.L.C...........................................   281,700    5,222,790
   *Imperial Tobacco Group P.L.C........................   308,273   11,462,835
    Imperial Tobacco Group P.L.C. ADR...................    16,683    1,247,888
   *Inchcape P.L.C......................................   650,349    4,880,046
   *Informa P.L.C.......................................   876,090    6,652,526
   *Inmarsat P.L.C......................................   464,083    4,744,641
   *Innovation Group P.L.C.............................. 1,143,991      444,269
   *InterContinental Hotels Group P.L.C.................     6,716      196,596
   *InterContinental Hotels Group P.L.C. ADR............    84,744    2,488,084
  #*International Consolidated Airlines Group SA
   (B5282K0)............................................   282,178      954,853
   *International Consolidated Airlines Group SA
     (B5M6XQ7).......................................... 1,489,683    5,015,650
   *International Consolidated Airlines Group SA
     Sponsored ADR......................................    12,200      205,570
   *International Ferro Metals, Ltd.....................    20,587        4,400
   *Interserve P.L.C....................................   223,657    1,573,557
   *Intertek Group P.L.C................................    68,963    3,400,121
   *Invensys P.L.C......................................   889,059    4,867,499
    Investec P.L.C......................................   844,023    6,177,139
  #*IP Group P.L.C......................................   316,949      623,940
   *ITE Group P.L.C.....................................    75,045      304,593
    ITV P.L.C........................................... 3,143,342    5,713,235
   *James Fisher & Sons P.L.C...........................    63,134      815,680
   *Jardine Lloyd Thompson Group P.L.C..................    72,940      908,136
    JD Sports Fashion P.L.C.............................    16,604      196,007
   *JD Wetherspoon P.L.C................................   166,449    1,350,793
   *JKX Oil & Gas P.L.C.................................   132,334      115,334
   *John Menzies P.L.C..................................    33,322      366,600
   *John Wood Group P.L.C...............................   450,653    5,747,505
   *Johnson Matthey P.L.C...............................   133,997    4,808,832
   *Johnston Press P.L.C................................ 1,456,828      292,373
   *Jupiter Fund Management P.L.C.......................   229,154    1,180,288
   *Kazakhmys P.L.C.....................................   303,450    3,512,316

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
   *Kcom Group P.L.C....................................    346,054 $   394,765
   *Keller Group P.L.C..................................     79,884     913,008
  #*Kier Group P.L.C....................................     54,294   1,161,515
   *Kingfisher P.L.C....................................  2,296,899   9,815,453
   *Kofax P.L.C.........................................     73,881     357,160
   *Ladbrokes P.L.C.....................................    668,566   2,251,051
    Laird P.L.C.........................................    450,578   1,596,251
  #*Lamprell P.L.C......................................    246,896     505,332
    Lancashire Holdings, Ltd............................    249,317   3,256,823
    Latchways P.L.C.....................................      2,464      38,870
    Laura Ashley Holdings P.L.C.........................    224,765      97,974
   *Lavendon Group P.L.C................................    160,528     445,876
   *Legal & General Group P.L.C.........................  5,530,641  13,355,968
   *Liontrust Asset Management P.L.C....................      4,633      10,614
   *Lloyds Banking Group P.L.C.......................... 23,313,762  19,082,567
   *Lloyds Banking Group P.L.C. Sponsored ADR...........    683,962   2,250,235
    London Stock Exchange Group P.L.C...................    221,942   4,239,052
  #*Lonmin P.L.C........................................    384,938   2,144,356
    Lookers P.L.C.......................................    266,862     335,412
    Low & Bonar P.L.C...................................    125,487     115,010
   *LSL Property Services P.L.C.........................     14,831      69,599
   *M.J. Gleeson Group P.L.C............................     17,283      51,162
   *Man Group P.L.C.....................................  2,221,427   3,110,936
    Management Consulting Group P.L.C...................    265,588     108,226
   *Marks & Spencer Group P.L.C.........................  1,202,621   7,235,077
    Marshalls P.L.C.....................................     95,760     166,146
    Marston's P.L.C.....................................  1,086,658   2,304,530
   *McBride P.L.C.......................................    279,529     593,046
    Mears Group P.L.C...................................     79,649     461,258
   *Mecom Group P.L.C...................................     74,711     108,598
    Meggitt P.L.C.......................................    992,736   6,845,687
   *Melrose Industries P.L.C............................  1,501,473   5,569,509
   *Michael Page International P.L.C....................    118,944     768,054
   *Micro Focus International P.L.C.....................     74,360     719,290
   *Millennium & Copthorne Hotels P.L.C.................    251,199   2,161,746
   *Mitchells & Butlers P.L.C...........................    356,120   1,878,738
   *Mitie Group P.L.C...................................    530,288   2,369,583
   *Mondi P.L.C.........................................    581,433   6,888,686
   *Moneysupermarket.com Group P.L.C....................    313,491     915,852
   *Morgan Crucible Co. P.L.C...........................    349,216   1,537,400
    Morgan Sindall Group P.L.C..........................     51,049     461,612
   *Mothercare P.L.C....................................    172,953     851,680
   *MWB Group Holdings P.L.C............................     22,990       1,778
    N Brown Group P.L.C.................................    256,760   1,501,770
   *National Express Group P.L.C........................    569,222   1,873,992
    National Grid P.L.C.................................     13,964     152,900
    National Grid P.L.C. Sponsored ADR..................    130,939   7,191,170
   *NCC Group P.L.C.....................................     57,054     126,636
    New World Resources P.L.C. Series A.................     43,035     197,725
   *Next P.L.C..........................................     64,828   4,170,305
    Northgate P.L.C.....................................    130,456     658,791
   *Novae Group P.L.C...................................     78,110     525,378
  #*Ocado Group P.L.C...................................    307,841     516,722
   *Old Mutual P.L.C....................................  4,612,610  13,693,481
   *Optos P.L.C.........................................      7,263      22,571
   *Oxford Biomedica P.L.C..............................    264,084       9,562
   *Oxford Instruments P.L.C............................     28,021     729,157
    Pace P.L.C..........................................    499,152   1,785,495
   *PayPoint P.L.C......................................     16,817     223,252
   *Pearson P.L.C. Sponsored ADR........................    607,283  11,526,231
   *Pendragon P.L.C.....................................    451,753     149,462

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
UNITED KINGDOM -- (Continued)
   *Pennon Group P.L.C..................................   283,245 $  3,037,540
   *Persimmon P.L.C.....................................   468,678    6,265,076
   *Petra Diamonds, Ltd.................................    89,287      154,473
   *Petrofac, Ltd.......................................    52,611    1,364,836
   *Petropavlovsk P.L.C.................................   196,034    1,080,769
   *Phoenix Group Holdings P.L.C........................    14,196      144,386
    Phoenix IT Group, Ltd...............................    33,310       83,307
   *Photo-Me International P.L.C........................   817,692      852,382
   *Pinnacle Staffing Group P.L.C.......................    15,255           --
   *Premier Farnell P.L.C...............................   242,639      814,970
   *Premier Foods P.L.C.................................   356,649      529,121
   *Premier Oil P.L.C...................................   772,813    4,575,857
    Provident Financial P.L.C...........................    79,920    1,828,405
    Prudential P.L.C....................................   253,291    3,844,921
  #*Prudential P.L.C. ADR...............................   651,676   19,856,568
   *Puma Brandenburg, Ltd. Class A......................    90,186        7,347
   *Puma Brandenburg, Ltd. Class B......................    90,186        3,061
   *Punch Taverns P.L.C.................................   883,786      149,990
   *PV Crystalox Solar P.L.C............................   156,328       31,750
  #*PZ Cussons P.L.C....................................   229,987    1,417,759
    Qinetiq Group P.L.C.................................   957,415    2,854,567
   *Quintain Estates & Development P.L.C................   489,680      475,902
    R.E.A. Holdings P.L.C...............................    11,361       83,543
   *Randgold Resources, Ltd.............................    12,728    1,198,873
   *Raven Russia, Ltd...................................    27,598       27,770
   *Reckitt Benckiser Group P.L.C.......................    58,545    3,900,367
   *Redrow P.L.C........................................   453,671    1,340,345
    Reed Elsevier P.L.C.................................     7,445       81,031
   *Reed Elsevier P.L.C. ADR............................    42,827    1,863,403
   *Regus P.L.C.........................................   975,835    1,855,390
   *Renishaw P.L.C......................................    28,314      839,625
   *Renovo Group P.L.C..................................   132,895       39,499
    Rentokil Initial P.L.C.............................. 1,586,959    2,245,588
   *Resolution, Ltd..................................... 2,014,302    8,366,867
   *Restaurant Group P.L.C..............................   257,314    1,535,193
   *Rexam P.L.C......................................... 1,036,311    7,703,550
    Ricardo P.L.C.......................................    27,069      174,870
   *Rightmove P.L.C.....................................    50,690    1,346,603
    Rio Tinto P.L.C.....................................   113,242    6,397,496
  #*Rio Tinto P.L.C. Sponsored ADR......................   458,818   25,909,452
    RM P.L.C............................................    31,960       38,302
    Robert Walters P.L.C................................    96,470      326,601
   *Rolls-Royce Holdings P.L.C..........................   809,990   12,160,278
   *Rotork P.L.C........................................    40,291    1,692,054
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR...   398,385    4,346,380
   #Royal Dutch Shell P.L.C. ADR........................ 1,430,280  104,009,962
    Royal Dutch Shell P.L.C. Series A...................     6,868      243,461
    Royal Dutch Shell P.L.C. Series B...................   109,362    3,974,954
    RPC Group P.L.C.....................................   233,948    1,592,645
   *RPS Group P.L.C.....................................   365,926    1,334,713
   *RSA Insurance Group P.L.C........................... 5,723,176   11,960,104
    S&U P.L.C...........................................     2,614       38,857
    SABmiller P.L.C.....................................   257,083   12,836,743
    Safestore Holdings P.L.C............................   153,669      304,749
   *Sage Group P.L.C.................................... 1,655,176    8,475,506
    Sainsbury (J.) P.L.C................................ 1,124,189    5,889,976
  #*Salamander Energy P.L.C.............................   314,029      911,790
   *Savills P.L.C.......................................   184,759    1,450,470
   *Schroders P.L.C.....................................   142,754    4,386,796
   *Schroders P.L.C. Non-Voting.........................    58,179    1,452,004
   *SDL P.L.C...........................................   135,257    1,124,215

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
UNITED KINGDOM -- (Continued)
   *Senior P.L.C.........................................   511,832 $ 1,632,945
   *Serco Group P.L.C....................................   278,149   2,445,495
    Severfield-Rowen P.L.C...............................   122,164     146,957
    Severn Trent P.L.C...................................   120,195   3,091,587
    Shanks Group P.L.C...................................   589,081     854,694
   *Shire P.L.C..........................................     2,251      75,301
   *Shire P.L.C. ADR.....................................    28,741   2,878,124
   *SIG P.L.C............................................   936,317   1,960,208
   *SkyePharma P.L.C. Sponsored ADR......................        80          88
   *Smith & Nephew P.L.C.................................   128,249   1,478,838
   #Smith & Nephew P.L.C. Sponsored ADR..................    42,864   2,471,110
   *Smiths Group P.L.C...................................   141,203   2,747,358
   *Smiths News P.L.C....................................   172,983     448,621
   *Soco International P.L.C.............................   326,046   1,976,434
  #*Southern Cross Healthcare Group P.L.C................   120,532          --
   *Spectris P.L.C.......................................   130,582   4,574,140
   *Speedy Hire P.L.C....................................   246,821     150,364
   *Spirax-Sarco Engineering P.L.C.......................    57,560   2,054,277
   *Spirent Communications P.L.C......................... 1,996,897   5,080,986
   #Spirent Communications P.L.C. Sponsored ADR..........    25,100     254,845
    Spirit Pub Co. P.L.C.................................   913,063     973,539
   *Sportech P.L.C.......................................    87,812     103,537
    Sportingbet P.L.C....................................    39,753      34,760
   *Sports Direct International P.L.C....................   145,139     909,175
   *SSE P.L.C............................................   458,622  10,322,628
    St. Ives Group P.L.C.................................    60,914     113,229
    St. James's Place P.L.C..............................   271,084   1,986,600
   *St. Modwen Properties P.L.C..........................   149,013     559,539
   *Stagecoach Group P.L.C...............................   409,192   1,987,358
   *Standard Chartered P.L.C............................. 1,125,564  29,926,996
   *Standard Life P.L.C.................................. 2,161,438  11,853,222
   *Sthree P.L.C.........................................    69,781     371,553
   *STV Group P.L.C......................................    56,141     106,104
   *SuperGroup P.L.C.....................................     7,359      70,898
    Synergy Health P.L.C.................................    76,463   1,331,459
   *Synthomer P.L.C......................................   276,286     858,446
    T. Clarke P.L.C......................................    26,802      26,060
   *TalkTalk Telecom Group P.L.C.........................   492,153   1,845,066
  #*Talvivaara Mining Co. P.L.C..........................    96,626     137,015
   *Tate & Lyle P.L.C....................................   407,706   5,253,827
   *Taylor Wimpey P.L.C.................................. 5,137,151   5,795,527
   *Ted Baker P.L.C......................................    12,672     242,280
   *Telecity Group P.L.C.................................   139,195   1,869,975
   *Telecom Plus P.L.C...................................    31,419     482,381
   *Tesco P.L.C.......................................... 3,732,880  21,096,757
   *Thomas Cook Group P.L.C.............................. 1,303,569   1,393,227
   *Thorntons P.L.C......................................    37,958      24,063
    Topps Tiles P.L.C....................................    36,015      31,236
   *Travis Perkins P.L.C.................................   375,021   7,188,333
    Tribal Group P.L.C...................................    44,362      89,974
    Trifast P.L.C........................................    29,862      24,229
   *Trinity Mirror P.L.C.................................   486,638     750,332
   *TT electronics P.L.C.................................   251,972     642,518
   *TUI Travel P.L.C.....................................   686,163   3,160,762
   *Tullett Prebon P.L.C.................................   391,143   1,486,164
   *Tullow Oil P.L.C.....................................   229,756   4,142,623
   *UBM P.L.C............................................   251,519   2,995,988
    UK Mail Group P.L.C..................................    12,676      73,657
   *Ultra Electronics Holdings P.L.C.....................    50,058   1,305,488
    Unilever P.L.C.......................................    17,957     731,448
  #*Unilever P.L.C. Sponsored ADR........................   120,000   4,882,800

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
UNITED KINGDOM -- (Continued)
   *Unite Group P.L.C.................................   222,008 $    1,001,561
    United Drug P.L.C.................................   296,139      1,289,859
    United Utilities Group P.L.C......................   331,953      3,852,105
   #United Utilities Group P.L.C. ADR.................    10,818        252,492
    UTV Media P.L.C...................................   119,515        273,085
   *Vectura Group P.L.C...............................   451,994        666,592
    Vedanta Resources P.L.C...........................   178,332      3,405,526
   *Vernalis P.L.C....................................    11,473          4,373
   *Vesuvius P.L.C....................................   434,124      2,491,340
   *Victrex P.L.C.....................................    40,288        978,279
    Vislink P.L.C.....................................    11,896          5,616
   *Vitec Group P.L.C. (The)..........................    22,412        216,795
    Vodafone Group P.L.C..............................   742,546      2,026,519
    Vodafone Group P.L.C. Sponsored ADR............... 2,394,771     65,425,144
    Volex P.L.C.......................................    18,246         28,834
    Vp P.L.C..........................................    11,576         58,416
   *Weir Group P.L.C. (The)...........................   136,924      4,309,584
   *WH Smith P.L.C....................................   162,641      1,717,827
   *Whitbread P.L.C...................................   188,415      7,679,057
    William Hill P.L.C................................ 1,031,404      6,292,046
   *William Morrison Supermarkets P.L.C............... 2,160,880      8,594,815
    Wilmington Group P.L.C............................   141,363        328,646
   *Wincanton P.L.C...................................    64,071         69,169
   *Wolfson Microelectronics P.L.C....................   192,246        614,206
    Wolseley P.L.C....................................   272,272     12,707,425
    Wolseley P.L.C. ADR...............................    57,552        269,343
   *WPP P.L.C.........................................   443,647      6,985,086
   *WPP P.L.C. Sponsored ADR..........................   134,635     10,559,423
   *WS Atkins P.L.C...................................    90,312      1,187,670
    Xaar P.L.C........................................    24,829        113,324
   *Xchanging P.L.C...................................   363,238        699,819
    XP Power, Ltd.....................................     3,794         68,854
    Xstrata P.L.C.....................................   827,448     15,577,642
                                                                 --------------
TOTAL UNITED KINGDOM..................................            1,472,167,299
                                                                 --------------
UNITED STATES -- (0.0%)
   *Biota Pharmaceuticals, Inc........................    30,545        120,652
   *Prothena Corp. P.L.C..............................     5,259         31,607
   *Resolute Forest Products..........................       298          4,063
   *Swisher Hygiene, Inc..............................     5,378          8,067
                                                                 --------------
TOTAL UNITED STATES...................................                  164,389
                                                                 --------------
TOTAL COMMON STOCKS...................................            7,355,261,861
                                                                 --------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Porsche Automobil Holding SE......................    55,763      4,855,117
                                                                 --------------
UNITED KINGDOM -- (0.0%)
    R.E.A. Holdings P.L.C.............................       681          1,194
                                                                 --------------
TOTAL PREFERRED STOCKS................................                4,856,311
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Centrebet International, Ltd. Litigation Rights...    22,005             --
   *Yancoal Australia, Ltd. Contigent Value Rights....   129,201        332,828
                                                                 --------------
TOTAL AUSTRALIA.......................................                  332,828
                                                                 --------------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR........................    57,113             --
   *Deceuninck NV STRIP VVPR..........................    18,136             --

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
BELGIUM -- (Continued)
   *Elia System Operator SA STRIP VVPR..............       2,262 $           --
  #*Nyrstar NV STRIP VVPR...........................      67,312             --
   *Realdolmen STRIP VVPR...........................          24             --
   *Tessenderlo Chemie NV STRIP VVPR................       4,983             --
                                                                 --------------
TOTAL BELGIUM.......................................                         --
                                                                 --------------
CANADA -- (0.0%)
  #*Duluth Metals, Ltd. Warrants 01/18/13...........       1,286            580
                                                                 --------------
ITALY -- (0.0%)
   *Molecular Medicine SpA Rights 02/08/13..........         578              2
   *Seat Pagine Gialle SpA Warrants 08/31/14........   1,199,818          1,228
                                                                 --------------
TOTAL ITALY.........................................                      1,230
                                                                 --------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13..............          32              7
   *Faes Farma SA Rights 01/09/13...................          25              1
   *Iberdrola SA Warrants 03/22/13..................          15              3
   *Repsol SA Rights 01/28/13.......................          31             21
                                                                 --------------
TOTAL SPAIN.........................................                         32
                                                                 --------------
SWEDEN -- (0.0%)
   *PA Resources AB Rights 01/23/13.................   4,506,786         77,974
                                                                 --------------
UNITED KINGDOM -- (0.0%)
   *Phoenix Group Holdings P.L.C. Rights 02/15/13...       2,765          6,138
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    418,782
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.0%)
(S)@DFA Short Term Investment Fund..................  78,219,533    905,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $7,169,991) to be
     repurchased at $7,029,436...................... $     7,029      7,029,403
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                912,029,403
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,855,243,452)^^...........................             $8,272,566,357
                                                                 ==============

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Australia.................. $   27,662,757 $  497,017,998   --    $  524,680,755
   Austria....................         62,176     38,228,083   --        38,290,259
   Belgium....................      8,987,898     72,674,788   --        81,662,686
   Canada.....................    734,735,892      2,202,846   --       736,938,738
   China......................         92,310        591,130   --           683,440
   Colombia...................         13,410             --   --            13,410
   Denmark....................      4,697,792     72,305,910   --        77,003,702
   Finland....................      2,809,934    107,128,961   --       109,938,895
   France.....................     87,987,183    473,670,862   --       561,658,045
   Germany....................     69,316,214    385,277,245   --       454,593,459
   Greece.....................      2,075,744     24,232,629   --        26,308,373
   Hong Kong..................        158,739    202,520,416   --       202,679,155
   Ireland....................     11,867,268     29,830,890   --        41,698,158
   Israel.....................      9,086,713     31,870,209   --        40,956,922
   Italy......................     17,379,462    160,454,157   --       177,833,619
   Japan......................     94,422,047  1,322,511,773   --     1,416,933,820
   Netherlands................     35,234,990    158,347,975   --       193,582,965
   New Zealand................        124,376     19,865,927   --        19,990,303
   Norway.....................     11,158,585     80,031,515   --        91,190,100
   Portugal...................        231,688     26,145,990   --        26,377,678
   Russia.....................             --        627,371   --           627,371
   Singapore..................             --    126,753,716   --       126,753,716
   Spain......................     36,620,936    136,691,219   --       173,312,155
   Sweden.....................      8,576,215    232,772,235   --       241,348,450
   Switzerland................     89,388,190    428,485,809   --       517,873,999
   United Kingdom.............    543,820,286    928,347,013   --     1,472,167,299
   United States..............        164,389             --   --           164,389
Preferred Stocks..............
   Germany....................             --      4,855,117   --         4,855,117
   United Kingdom.............             --          1,194   --             1,194
Rights/Warrants...............
   Australia..................             --        332,828   --           332,828
   Belgium....................             --             --   --                --
   Canada.....................             --            580   --               580
   Italy......................             --          1,230   --             1,230
   Spain......................             --             32   --                32
   Sweden.....................             --         77,974   --            77,974
   United Kingdom.............             --          6,138   --             6,138
Securities Lending Collateral.             --    912,029,403   --       912,029,403
                               -------------- --------------   --    --------------
TOTAL......................... $1,796,675,194 $6,475,891,163   --    $8,272,566,357
                               ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                               VALUE+
                                                           --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company............................ $2,464,912,687
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company.....................  1,538,852,331
Investment in The Japanese Small Company Series of The
  DFA Investment Trust Company............................  1,492,227,061
Investment in The Asia Pacific Small Company Series
  of The DFA Investment Trust Company.....................    873,947,984
Investment in The Canadian Small Company Series of The
  DFA Investment Trust Company............................    696,092,430
                                                           --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $6,357,782,620)......................  7,066,032,493
                                                           --------------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $6,357,782,620)^^.............................. $7,066,032,493
                                                           ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $7,066,032,493   --      --    $7,066,032,493
                                  --------------   --      --    --------------
TOTAL............................ $7,066,032,493   --      --    $7,066,032,493
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                               JANUARY 31, 2013

                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                              VALUE+
                                                           ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The
  DFA Investment Trust Company............................ $409,094,341
                                                           ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $454,142,607)^^................................ $409,094,341
                                                           ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                              VALUE+
                                                           ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series
  of The DFA Investment Trust Company..................... $261,950,701
                                                           ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $226,952,496)^^................................ $261,950,701
                                                           ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                               JANUARY 31, 2013

                                  (UNAUDITED)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                             VALUE+
                                                           -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company........................ $33,591,696
                                                           -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $24,172,899)^^................................. $33,591,696
                                                           ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                              VALUE+
                                                           ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company........................ $117,292,388
                                                           ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $104,916,220)^^................................ $117,292,388
                                                           ============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (90.8%)
AUSTRALIA -- (24.9%)
    Abacus Property Group..............................  1,572,870 $  3,531,011
    Ale Property Group.................................    797,745    1,932,691
    Ardent Leisure Group...............................  2,045,219    3,310,326
    Aspen Group........................................  6,815,299    1,532,344
    Astro Japan Property Group.........................    103,608      377,598
    Australian Education Trust.........................    450,543      641,167
    BWP Trust..........................................  2,311,272    5,648,245
    Carindale Property Trust NL........................     88,568      535,882
    CFS Retail Property Trust Group.................... 11,409,155   23,812,437
    Challenger Diversified Property Group..............    620,517    1,616,544
   #Charter Hall Group.................................  1,275,145    4,525,507
   *Charter Hall Office................................  2,059,687       37,437
    Charter Hall Retail REIT...........................  1,633,035    6,509,615
   #Commonwealth Property Office Fund.................. 13,323,464   15,436,876
    Cromwell Property Group............................  3,197,590    2,903,955
    Dexus Property Group............................... 24,816,543   27,052,351
    Federation Centres.................................  5,315,516   12,908,016
    Goodman Group......................................  9,818,500   46,054,570
    GPT Group (6365866)................................  7,668,350   30,335,649
   *GPT Group (B3WX9L1)................................ 38,018,670           --
    Growthpoint Properties Australia NL................    118,958      292,349
    Ingenia Communities Group..........................    873,889      255,129
    Investa Office Fund................................  3,484,274   11,025,045
   *Mirvac Industrial Trust............................    826,524      111,986
   *Prime Retirement & Aged Care Property Trust........    116,309           --
   *Real Estate Capital Partners USA Property Trust....     25,448       12,452
   *Rubicon Europe Trust Group (RET)...................    505,643           --
    Stockland Trust Group.............................. 12,708,909   45,698,074
   *Villa World, Ltd...................................     73,180       62,589
    Westfield Group.................................... 12,517,890  146,082,470
    Westfield Retail Trust............................. 16,741,067   56,064,508
                                                                   ------------
TOTAL AUSTRALIA........................................             448,306,823
                                                                   ------------
BELGIUM -- (1.4%)
   #Aedifica NV........................................     35,313    2,090,863
    Befimmo SCA........................................     83,488    5,836,606
    Cofinimmo SA.......................................     84,826   10,252,156
    Intervest Offices & Warehouses NV..................     35,962      986,272
    Leasinvest Real Estate SCA.........................      6,976      665,488
    Retail Estates NV..................................      8,929      650,012
   #Warehouses De Pauw SCA.............................     58,512    3,630,528
    Wereldhave Belgium NV..............................      9,192    1,023,375
                                                                   ------------
TOTAL BELGIUM..........................................              25,135,300
                                                                   ------------
CANADA -- (6.6%)
   #Allied Properties REIT.............................    180,853    6,253,880
   #Artis REIT.........................................    286,418    4,597,506
   #Boardwalk REIT.....................................    121,792    8,016,488
    Brookfield Canada Office Properties................     34,524    1,025,613
   #Calloway REIT......................................    296,595    8,799,124
   #Canadian Apartment Properties REIT.................    258,365    6,670,241
   #Canadian REIT......................................    183,836    8,273,910
    Chartwell Retirement Residences....................    541,587    5,891,537
   #Cominar REIT.......................................    319,364    7,191,614
   #Crombie REIT.......................................    134,280    1,992,525
   #Dundee REIT........................................    258,063    9,674,128
   *Granite Real Estate Investment Trust...............      3,200      125,767
   #H&R REIT...........................................    500,219   11,861,018

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
CANADA -- (Continued)
    Huntingdon Capital Corp...........................      2,597 $     31,896
   #InnVest REIT......................................    252,343    1,128,384
   #InterRent REIT....................................     37,205      220,455
   #Morguard REIT.....................................    143,570    2,763,730
   #Northern Property REIT............................     75,284    2,408,575
   #NorthWest Healthcare Properties REIT..............     95,846    1,292,489
    Partners Real Estate Investment Trust.............    104,000      832,083
   #Primaris Retail REIT..............................    244,857    6,579,274
    Pure Industrial Real Estate Trust.................    384,407    2,042,668
   #Retrocom Mid-Market REIT..........................    125,116      696,204
   #RioCan REIT.......................................    769,910   20,749,129
                                                                  ------------
TOTAL CANADA..........................................             119,118,238
                                                                  ------------
CHINA -- (0.3%)
    RREEF China Commercial Trust......................  1,392,000       44,872
   #Yuexiu REIT.......................................  9,890,000    5,104,008
                                                                  ------------
TOTAL CHINA...........................................               5,148,880
                                                                  ------------
FRANCE -- (10.5%)
   #Acanthe Developpement SA..........................    167,536      100,287
    Affine SA.........................................     29,904      537,413
    ANF Immobilier SA.................................     26,474      818,658
   *Cegereal SA.......................................     15,649      470,411
    Fonciere des Regions SA...........................    127,977   10,804,954
    Gecina SA.........................................    115,806   13,116,932
   #ICADE SA..........................................    131,654   11,614,388
    Klepierre SA......................................    457,139   18,012,188
    Mercialys SA......................................    138,222    3,074,995
    Societe de la Tour Eiffel SA......................     32,636    2,013,741
    Societe Immobiliere de Location pour l'Industrie
      et le Commerce SA...............................     51,410    5,623,276
   *Terreis...........................................        229        4,452
    Unibail-Rodamco SE................................    515,349  121,710,075
                                                                  ------------
TOTAL FRANCE..........................................             187,901,770
                                                                  ------------
GERMANY -- (0.4%)
    Alstria Office REIT AG............................    341,741    4,173,367
   #Hamborner REIT AG.................................    206,493    2,055,123
   *Prime Office REIT AG..............................     62,485      292,075
                                                                  ------------
TOTAL GERMANY.........................................               6,520,565
                                                                  ------------
GREECE -- (0.0%)
    Eurobank Properties Real Estate Investment Co.
      S.A.............................................     58,229      426,580
                                                                  ------------
HONG KONG -- (4.3%)
   #Champion REIT..................................... 14,795,012    7,630,409
   #Link REIT (The)................................... 12,319,083   63,887,455
   #Prosperity REIT...................................  6,332,000    2,040,849
    Regal REIT........................................  5,380,000    1,569,123
    Sunlight REIT.....................................  5,862,000    2,614,667
                                                                  ------------
TOTAL HONG KONG.......................................              77,742,503
                                                                  ------------
ISRAEL -- (0.1%)
    Alony Hetz Properties & Investments, Ltd..........    144,685      909,392
    Reit 1, Ltd.......................................    399,762      803,475
                                                                  ------------
TOTAL ISRAEL..........................................               1,712,867
                                                                  ------------
ITALY -- (0.2%)
    Beni Stabili SpA..................................  5,221,951    3,607,364

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
    Immobiliare Grande Distribuzione SpA................   746,974 $    851,474
                                                                   ------------
TOTAL ITALY.............................................              4,458,838
                                                                   ------------
JAPAN -- (14.8%)
    Advance Residence Investment Corp...................     6,152   12,790,437
   #Daiwa Office Investment Corp........................     1,233    4,739,557
    Daiwahouse Residential Investment Corp..............       792    6,616,142
   #Frontier Real Estate Investment Corp................     1,197   11,100,102
    Fukuoka REIT Corp...................................       568    4,465,938
    Global One Real Estate Investment Co., Ltd..........       521    3,238,689
    Hankyu REIT, Inc....................................       437    2,247,799
   #Heiwa Real Estate REIT, Inc.........................     2,989    2,157,321
    Ichigo Real Estate Investment Corp..................     3,034    1,851,184
   #Industrial & Infrastructure Fund Investment Corp....       648    5,849,736
    Invincible Investment Corp..........................     2,603      230,725
   #Japan Excellent, Inc................................       931    5,533,555
    Japan Hotel REIT Investment Corp....................     9,038    2,941,412
    Japan Logistics Fund, Inc...........................       810    7,185,911
    Japan Prime Realty Investment Corp..................     4,447   12,643,424
    Japan Real Estate Investment Corp...................     3,588   36,278,711
    Japan Rental Housing Investments, Inc...............     4,350    3,205,272
    Japan Retail Fund Investment Corp...................    12,558   23,795,137
    Kenedix Realty Investment Corp......................     1,556    6,093,380
    MID REIT, Inc.......................................       993    2,435,990
    Mori Hills REIT Investment Corp.....................     1,006    5,338,330
    MORI TRUST Sogo REIT, Inc...........................       962    8,143,077
    Nippon Accommodations Fund, Inc.....................     1,001    7,646,964
   #Nippon Building Fund, Inc...........................     3,493   36,050,870
   #Nomura Real Estate Office Fund, Inc.................     1,558    9,191,118
   #Nomura Real Estate Residential Fund, Inc............       729    4,109,323
   #ORIX JREIT, Inc.....................................     1,601    9,067,813
    Premier Investment Corp.............................     1,012    4,335,541
    Sekisui House SI Investment Corp....................       724    3,494,484
    TOKYU REIT, Inc.....................................       876    4,960,295
   #Top REIT, Inc.......................................       759    3,574,128
   #United Urban Investment Corp........................    11,931   14,571,644
                                                                   ------------
TOTAL JAPAN.............................................            265,884,009
                                                                   ------------
MALAYSIA -- (0.4%)
    Al-'Aqar Healthcare REIT Berhad.....................   380,200      163,950
    Al-Hadharah Boustead REIT Berhad....................   380,100      228,941
    Amanahraya REIT Berhad..............................   550,600      163,881
    AmFirst REIT Berhad................................. 1,417,740      483,446
    Axis REIT Berhad....................................   943,040      944,196
    CapitaMalls Malaysia Trust Berhad................... 3,947,500    2,350,874
    Hektar REIT Berhad..................................   144,725       68,485
    Quill Capita Trust Berhad...........................   297,900      115,097
    Starhill REIT Berhad................................ 2,204,300      801,714
    Sunway REIT Berhad.................................. 1,818,400      907,292
    Tower REIT Berhad...................................   343,300      166,841
                                                                   ------------
TOTAL MALAYSIA..........................................              6,394,717
                                                                   ------------
MEXICO -- (0.5%)
    Fibra Uno Administracion S.A.B. de C.V.............. 2,583,248    8,078,110
                                                                   ------------
NETHERLANDS -- (2.3%)
    Corio NV............................................   394,071   19,124,869
   #Eurocommercial Properties NV........................   196,705    7,840,781
   #Nieuwe Steen Investments NV.........................   303,164    2,632,603
    Vastned Retail NV...................................   104,898    4,732,903

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
NETHERLANDS -- (Continued)
    Wereldhave NV......................................    113,620 $  7,833,269
                                                                   ------------
TOTAL NETHERLANDS......................................              42,164,425
                                                                   ------------
NEW ZEALAND -- (0.6%)
   #Argosy Property, Ltd...............................  2,087,329    1,620,692
    DNZ Property Fund, Ltd.............................    122,028      165,933
   #Goodman Property Trust.............................  4,229,920    3,635,802
    Kiwi Income Property Trust.........................  4,233,860    4,071,509
    Npt, Ltd...........................................     42,844       21,298
    Precinct Properties New Zealand, Ltd...............    525,967      450,196
   #Property for Industry, Ltd.........................    589,196      617,978
    Vital Healthcare Property Trust....................    869,754      920,764
                                                                   ------------
TOTAL NEW ZEALAND......................................              11,504,172
                                                                   ------------
SINGAPORE -- (8.4%)
    AIMS AMP Capital Industrial REIT...................  1,448,238    1,854,392
   #Ascendas India Trust...............................  2,943,000    1,950,452
    Ascendas REIT...................................... 11,041,000   22,582,752
   #Ascott Residence Trust.............................  3,564,000    3,987,066
    Cache Logistics Trust..............................  3,047,000    3,101,368
    Cambridge Industrial Trust.........................  6,231,282    3,575,127
   #CapitaCommercial Trust............................. 11,446,000   15,395,444
    CapitaMall Trust................................... 13,798,300   23,616,649
   #CapitaRetail China Trust...........................  2,594,000    3,675,364
    CDL Hospitality Trusts.............................  3,582,000    5,842,768
   #First REIT.........................................  2,698,000    2,331,630
   #Fortune REIT, Ltd..................................  2,967,000    2,610,723
   #Frasers Centrepoint Trust..........................  3,051,000    4,783,540
   #Frasers Commercial Trust...........................  2,626,200    2,832,579
   #Keppel REIT........................................  3,731,150    4,130,049
    Lippo Malls Indonesia Retail Trust.................  8,322,000    3,528,400
    Mapletree Commercial Trust.........................  4,911,000    5,297,255
    Mapletree Industrial Trust.........................  5,918,000    6,552,518
   #Mapletree Logistics Trust..........................  7,565,430    7,150,270
   #Parkway Life REIT..................................  2,081,000    3,918,039
   #Saizen REIT........................................  4,376,000      685,777
   #Starhill Global REIT...............................  7,785,000    5,315,693
    Suntec REIT........................................ 11,475,000   15,719,840
  #*Treasury China Trust...............................     90,000      119,905
                                                                   ------------
TOTAL SINGAPORE........................................             150,557,600
                                                                   ------------
SOUTH AFRICA -- (1.3%)
    Capital Property Fund..............................  6,937,858    8,268,546
    Emira Property Fund................................  2,030,944    3,274,673
    Fountainhead Property Trust........................  6,302,639    5,934,973
    SA Corporate Real Estate Fund......................  7,804,331    3,247,062
    Sycom Property Fund................................    734,101    2,221,548
                                                                   ------------
TOTAL SOUTH AFRICA.....................................              22,946,802
                                                                   ------------
TAIWAN -- (0.6%)
    Cathay No.1 REIT...................................  7,620,000    4,697,813
    Cathay No.2 REIT...................................  3,156,000    1,753,335
    Fubon No.1 REIT....................................    581,000      358,282
    Fubon No.2 REIT....................................  3,124,000    1,555,571
    Gallop No.1 REIT...................................  1,574,000      772,986
    Shin Kong No.1 REIT................................  4,040,000    2,052,491
                                                                   ------------
TOTAL TAIWAN...........................................              11,190,478
                                                                   ------------
TURKEY -- (0.8%)
   *Akfen Gayrimenkul Yatirim Ortakligi A.S............    339,253      312,433

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
TURKEY -- (Continued)
    Akmerkez Gayrimenkul Yatirim Ortakligi A.S......      90,574 $    1,131,974
    Alarko Gayrimenkul Yatirim Ortakligi A.S........      28,267        334,949
   *Dogus Gayrimenkul Yatirim Ortakligi A.S.........     173,964        168,976
    Emlak Konut Gayrimenkul Yatirim Ortakligi A.S...   3,528,532      6,238,873
    Is Gayrimenkul Yatirim Ortakligi A.S............   1,793,565      1,630,258
   *Nurol Gayrimenkul Yatirim Ortakligi A.S.........      74,764        314,443
   *Saf Gayrimenkul Yatirim Ortakligi A.S...........   1,385,286        803,842
    Sinpas Gayrimenkul Yatirim Ortakligi A.S........     774,994        616,950
    Torunlar Gayrimenkul Yatirim Ortakligi A.S......     937,469      1,663,769
   *Vakif Gayrimenkul Yatirim Ortakligi A.S.........     279,823        799,844
                                                                 --------------
TOTAL TURKEY........................................                 14,016,311
                                                                 --------------
UNITED KINGDOM -- (12.4%)
    A & J Mucklow Group P.L.C.......................     247,988      1,450,453
    Big Yellow Group P.L.C..........................     651,893      3,823,353
    British Land Co. P.L.C..........................   4,432,554     39,487,105
    Capital Shopping Centres Group P.L.C............   3,247,693     18,344,243
    Derwent London P.L.C............................     486,597     16,642,994
    Great Portland Estates P.L.C....................   1,897,919     14,628,554
    Hammerson P.L.C.................................   3,816,095     29,376,422
    Hansteen Holdings P.L.C.........................   2,887,980      3,854,279
    Land Securities Group P.L.C.....................   4,524,628     57,627,910
    Londonmetric Property P.L.C.....................   2,368,892      4,150,209
    McKay Securities P.L.C..........................     287,070        618,200
    Primary Health Properties P.L.C.................     384,308      2,155,360
    Segro P.L.C.....................................   3,914,218     15,403,536
    Shaftesbury P.L.C...............................   1,352,696     11,844,895
    Town Centre Securities P.L.C....................       8,922         26,202
    Workspace Group P.L.C...........................     627,775      3,240,301
                                                                 --------------
TOTAL UNITED KINGDOM................................                222,674,016
                                                                 --------------
TOTAL COMMON STOCKS.................................              1,631,883,004
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)

NETHERLANDS -- (0.0%)

   *Nieuwe Steen Investments NV Value Retention
     Warrants.......................................      90,332             --
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@DFA Short Term Investment Fund..................  14,347,450    166,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $84,359) to be
     repurchased at $82,705......................... $        83         82,705
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                166,082,705
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,557,720,617)^^...........................             $1,797,965,709
                                                                 ==============

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
   Australia..................           -- $  448,306,823   --    $  448,306,823
   Belgium....................           --     25,135,300   --        25,135,300
   Canada..................... $119,118,238             --   --       119,118,238
   China......................           --      5,148,880   --         5,148,880
   France.....................           --    187,901,770   --       187,901,770
   Germany....................           --      6,520,565   --         6,520,565
   Greece.....................           --        426,580   --           426,580
   Hong Kong..................           --     77,742,503   --        77,742,503
   Israel.....................           --      1,712,867   --         1,712,867
   Italy......................           --      4,458,838   --         4,458,838
   Japan......................           --    265,884,009   --       265,884,009
   Malaysia...................           --      6,394,717   --         6,394,717
   Mexico.....................    8,078,110             --   --         8,078,110
   Netherlands................           --     42,164,425   --        42,164,425
   New Zealand................           --     11,504,172   --        11,504,172
   Singapore..................           --    150,557,600   --       150,557,600
   South Africa...............           --     22,946,802   --        22,946,802
   Taiwan.....................           --     11,190,478   --        11,190,478
   Turkey.....................           --     14,016,311   --        14,016,311
   United Kingdom.............           --    222,674,016   --       222,674,016
Rights/Warrants...............
   Netherlands................           --             --   --                --
Securities Lending Collateral.           --    166,082,705   --       166,082,705
                               ------------ --------------   --    --------------
TOTAL......................... $127,196,348 $1,670,769,361   --    $1,797,965,709
                               ============ ==============   ==    ==============

              See accompanying Notes to Schedule of Investments.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                SHARES        VALUE+
                                              ----------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Real Estate Securities
  Portfolio of DFA Investment Dimensions
  Group Inc..................................  32,088,019 $  875,040,278
Investment in DFA International Real Estate
  Securities Portfolio of DFA Investment
  Dimensions Group Inc....................... 110,615,732    580,732,593
                                                          --------------
   TOTAL INVESTMENTS IN AFFILIATED
     INVESTMENT COMPANIES
     (Cost $1,141,034,498)...................              1,455,772,871
                                                          --------------
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares
     (Cost $2,781,114).......................   2,781,114      2,781,114
                                                          --------------
   TOTAL INVESTMENTS--(100.0%)
     (Cost $1,143,815,612)^^.................             $1,458,553,985
                                                          ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,455,772,871   --      --    $1,455,772,871
Temporary Cash Investments.......      2,781,114   --      --         2,781,114
                                  --------------   --      --    --------------
TOTAL............................ $1,458,553,985   --      --    $1,458,553,985
                                  ==============   ==      ==    ==============

              See accompanying Notes to Schedule of Investments.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (90.2%)
AUSTRALIA -- (6.1%)
   #Aditya Birla Minerals, Ltd..........................  3,381,632 $ 1,602,055
  #*AED Oil, Ltd........................................    992,337          --
   *AJ Lucas Group, Ltd.................................    584,687   1,069,544
  #*Amalgamated Holdings, Ltd...........................  1,910,552  15,188,522
   *Amcom Telecommunications, Ltd.......................  1,407,136   2,313,681
   *AP Eagers, Ltd......................................    511,994   2,495,752
   #APN News & Media, Ltd...............................  8,524,586   2,579,604
  #*Aquarius Platinum, Ltd..............................    814,593     802,040
    Arrium, Ltd......................................... 17,417,371  17,399,800
    Atlas Iron, Ltd.....................................  5,608,944   8,693,990
   *Ausdrill, Ltd.......................................     24,796      77,605
   *Austal, Ltd.........................................    447,471     324,174
   *Australian Agricultural Co., Ltd....................  5,931,553   7,548,564
    Australian Pharmaceutical Industries, Ltd...........  6,467,073   3,069,471
   *Automotive Holdings Group, Ltd......................    178,532     671,094
    AVJennings, Ltd.....................................     28,651      10,667
   *AWE, Ltd............................................  9,864,655  13,133,235
   #Bank of Queensland, Ltd.............................    977,537   8,397,525
   *Bannerman Resources, Ltd............................    383,822      50,234
   *Beach Energy, Ltd................................... 23,727,789  35,347,888
   #Billabong International, Ltd........................  6,953,066   6,812,299
   *BlueScope Steel, Ltd................................  7,748,619  27,389,944
   *Boart Longyear, Ltd.................................  1,960,127   4,209,512
  #*Boom Logistics, Ltd.................................  4,192,577   1,398,897
   *Bravura Solutions, Ltd..............................    117,759      29,552
   *Breville Group, Ltd.................................  1,946,440  13,777,771
    Brickworks, Ltd.....................................    454,518   5,977,792
    BSA, Ltd............................................    309,985      69,500
   *Calliden Group, Ltd.................................  1,732,090     299,355
  #*Cape Lambert Resources, Ltd.........................  7,444,989   1,745,425
   *Carnarvon Petroleum, Ltd............................     40,276       2,726
   *CDS Technologies, Ltd...............................     15,209          --
   *Citigold Corp., Ltd................................. 11,406,919     632,814
    Clough, Ltd.........................................    103,106     118,133
   *Coal of Africa, Ltd.................................    926,247     357,528
  #*Cockatoo Coal, Ltd..................................  1,256,726     170,004
   *Coffey International, Ltd...........................    967,823     363,200
    Collection House, Ltd...............................     24,344      34,324
   *Continental Coal, Ltd...............................    513,211      36,482
  #*Cooper Energy, Ltd..................................  2,486,548   1,478,542
    Coventry Group, Ltd.................................    578,498   1,825,633
   #CSG, Ltd............................................    262,089     171,152
   #CSR, Ltd............................................  9,522,216  20,083,192
   *Deep Yellow, Ltd....................................  2,635,536     197,036
    Devine, Ltd.........................................  1,480,528   1,406,209
   *Downer EDI, Ltd.....................................  5,607,217  26,287,138
  #*Elders, Ltd.........................................  9,301,839   1,209,935
   *Emeco Holdings, Ltd................................. 11,367,540   7,299,903
  #*Energy Resources of Australia, Ltd..................  2,794,661   4,044,779
   *Enero Group, Ltd....................................    459,761     159,862
   *eServGlobal, Ltd....................................    205,010      91,098
  #*Fairfax Media, Ltd.................................. 22,334,512  12,604,608
   *FKP Property Group, Ltd.............................  4,214,446   7,512,396
   *Focus Minerals, Ltd.................................  3,332,343     111,355
    Gazal Corp., Ltd....................................     48,514     136,092
   *Geodynamics, Ltd....................................  1,419,998     161,949
   *Goodman Fielder, Ltd................................ 37,803,693  26,269,199
    GrainCorp, Ltd. Class A.............................  2,085,914  26,275,484

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
   #Grange Resources, Ltd...............................  2,148,325 $   639,095
  #*Gunns, Ltd.......................................... 15,479,938          --
  #*Hastie Group, Ltd...................................    397,079          --
    HFA Holdings, Ltd...................................    153,930     158,828
    HGL, Ltd............................................    403,664     230,936
  #*Hillgrove Resources, Ltd............................  7,782,351   1,015,838
  #*Hills Holdings, Ltd.................................  2,533,805   2,403,711
   *iiNET, Ltd..........................................    196,004     934,752
  #*Independence Group NL...............................     50,674     233,205
   *Indophil Resources NL...............................  1,863,584     466,871
  #*Infigen Energy, Ltd.................................  5,112,589   1,464,970
    K&S Corp., Ltd......................................    148,838     326,636
  #*Kagara, Ltd......................................... 11,222,734   1,404,363
  #*Kingsgate Consolidated, Ltd.........................    403,351   1,697,399
   *Lednium, Ltd........................................    438,495      36,581
    Lemarne Corp., Ltd..................................      5,585       2,592
   *Leyshon Resources, Ltd..............................     67,190      15,032
   *Linc Energy, Ltd....................................  2,522,620   6,424,606
    Lonestar Resources, Ltd.............................  1,397,424     284,714
   *Macmahon Holdings, Ltd.............................. 11,296,586   3,191,065
    Macquarie Telecom Group, Ltd........................     24,029     228,813
   #MaxiTRANS Industries, Ltd...........................  4,471,429   4,921,632
    McPherson's, Ltd....................................  1,351,186   3,120,632
  #*MEO Australia, Ltd..................................  1,258,809     101,155
   *Metals X, Ltd.......................................    820,020     132,959
   *Metgasco, Ltd.......................................  1,021,057     181,033
   *Mincor Resources NL.................................  2,350,149   2,293,050
   *Mineral Deposits, Ltd...............................    379,913   1,621,009
  #*Mirabela Nickel, Ltd................................  4,046,898   1,988,737
  #*Molopo Energy, Ltd..................................  1,648,921     603,698
   *Moly Mines, Ltd.....................................    141,805      23,125
   *Mount Gibson Iron, Ltd..............................  8,712,583   7,617,351
   *Nexus Energy, Ltd................................... 21,655,928   4,319,357
   *Nufarm, Ltd.........................................  2,987,945  17,374,677
    Oakton, Ltd.........................................     57,386      85,541
   *OM Holdings, Ltd....................................    317,958      99,712
   *OPUS Group, Ltd.....................................    296,557      69,188
   *Otto Energy, Ltd....................................  1,354,768     141,529
   *Pacific Brands, Ltd................................. 25,649,033  18,739,200
  #*Paladin Energy, Ltd.................................  8,676,332  10,390,778
    Pan Pacific Petroleum NL............................    453,105      53,439
   *Panoramic Resources, Ltd............................  3,045,983   1,610,472
   *PaperlinX, Ltd...................................... 11,057,911   1,149,170
  #*Perilya, Ltd........................................    369,943     117,706
   *Petsec Energy, Ltd..................................    388,786      84,977
  #*Platinum Australia, Ltd.............................  1,963,690     137,198
    PMP, Ltd............................................  6,456,626   1,148,598
   *Premier Investments, Ltd............................  1,522,901  11,847,662
   #Primary Health Care, Ltd............................ 10,254,873  48,188,109
    Prime Media Group, Ltd..............................  1,996,940   1,973,158
   #PrimeAg, Ltd........................................  1,372,774   1,696,990
    Programmed Maintenance Service, Ltd.................  1,832,707   3,841,868
  #*Ramelius Resources, Ltd.............................  1,856,695     796,414
   *RCR Tomlinson, Ltd..................................    233,922     549,600
   *Reed Resources, Ltd.................................    430,871      76,273
   #Regional Express Holdings, Ltd......................     21,861      26,469
   *Resource Equipment, Ltd.............................     12,566       4,887
  #*Resource Generation, Ltd............................    607,387     203,922
   *Ridley Corp., Ltd...................................  8,110,350   9,971,519
   *Roc Oil Co., Ltd....................................  3,025,975   1,518,596
   #Select Harvests, Ltd................................    226,203     406,335

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
    Service Stream, Ltd................................  2,767,348 $  1,272,521
  #*Seven Group Holdings, Ltd..........................    889,682    8,940,366
   *Seven West Media, Ltd..............................  3,133,419    6,868,992
   *Sigma Pharmaceuticals, Ltd......................... 15,536,006   10,801,292
   *Southern Cross Media Group, Ltd....................  9,868,697   12,223,216
  #*St. Barbara, Ltd...................................    211,399      316,564
   *Straits Resources, Ltd.............................  3,234,343      238,175
   #STW Communications Group, Ltd......................  4,918,925    6,663,310
  #*Sunland Group, Ltd.................................  5,108,129    6,655,682
    Swick Mining Services, Ltd.........................    433,268      167,105
   *Tap Oil, Ltd.......................................  5,076,579    3,497,967
   #Tassal Group, Ltd..................................  1,620,478    2,687,506
  #*Ten Network Holdings, Ltd..........................  9,203,512    3,234,364
   *TFS Corp., Ltd.....................................    239,031      144,135
   *Toro Energy, Ltd...................................  2,101,506      283,949
   *Transfield Services, Ltd...........................  4,271,955    7,956,120
   *Transpacific Industries Group, Ltd................. 16,376,806   13,503,079
   *Unity Mining, Ltd..................................  8,500,397    1,065,502
  #*UXC, Ltd...........................................  5,226,590    5,887,542
   *Village Roadshow, Ltd..............................  3,194,788   15,105,364
  #*Virgin Australia Holdings, Ltd. (B43DQC7).......... 39,419,376   17,694,111
   *Virgin Australia Holdings, Ltd. (B7L5734).......... 39,419,376      205,532
    Watpac, Ltd........................................  1,404,485      969,024
    WDS, Ltd...........................................    374,097      209,738
   *WestSide Corp., Ltd................................      3,381        1,161
   #WHK Group, Ltd.....................................  3,169,818    3,459,465
                                                                   ------------
TOTAL AUSTRALIA........................................             631,965,779
                                                                   ------------
AUSTRIA -- (0.7%)
    Agrana Beteiligungs AG.............................     90,580   12,144,406
   *Allgemeine Sparkasse Baugesellschaft AG............        120       11,682
  #*A-TEC Industries AG................................    202,339           --
    Austria Technologie & Systemtechnik AG.............     61,765      646,940
  #*Flughafen Wien AG..................................    198,148   12,209,453
    Frauenthal Holding AG..............................      4,402       53,390
  #*Intercell AG.......................................     41,929      102,457
    Linz Textil Holding AG.............................        212      147,513
   *Mayr-Melnhof Karton AG.............................     59,062    7,001,166
    Oberbank AG........................................     38,337    2,511,029
   *Polytec Holding AG.................................     17,511      158,251
    Strabag SE.........................................    292,105    7,933,619
   *Uniqa Versicherungen AG............................    103,754    1,486,862
  #*Wienerberger AG....................................  2,616,771   26,761,356
    Wolford AG.........................................      2,273       73,250
   *Zumtobel AG........................................      7,845      113,068
                                                                   ------------
TOTAL AUSTRIA..........................................              71,354,442
                                                                   ------------
BELGIUM -- (0.8%)
   *Ackermans & van Haaren NV..........................     61,477    5,705,438
   *Agfa-Gevaert NV....................................  4,205,827    8,515,131
   #Banque Nationale de Belgique.......................      4,282   15,229,394
   *Barco NV...........................................        230       18,278
  #*Bekaert NV.........................................    174,041    5,233,082
   *Compagnie d'Entreprises SA.........................     10,571      655,169
    Compagnie Immobiliere de Belgique SA...............     44,959    1,849,907
    Compagnie Maritime Belge SA........................     69,128    1,417,082
   *Deceuninck NV......................................  1,103,088    2,060,453
   *D'ieteren SA/NV....................................    208,680    9,239,250
  #*Euronav SA.........................................    332,684    1,996,709
   *Exmar NV...........................................      8,424       86,398
    Floridienne SA.....................................      1,824      228,951

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BELGIUM -- (Continued)
    Gimv NV..............................................    11,468 $   636,403
   #Jensen-Group NV......................................    43,965     665,558
  #*Nyrstar NV........................................... 1,421,731   8,249,152
   *Option NV............................................    44,107      18,069
   *Papeteries Catala SA.................................       188       4,057
  #*RealDolmen NV........................................    12,927     304,030
    Recticel SA..........................................   476,323   3,676,934
   *RHJ International....................................    31,628     173,428
    Roularta Media Group NV..............................    26,889     443,051
    SAPEC SA.............................................     6,436     450,528
    Sioen Industries NV..................................    99,173     917,108
    Softimat SA..........................................    68,859     329,123
   *Tessenderlo Chemie NV................................   462,671  16,107,686
                                                                    -----------
TOTAL BELGIUM............................................            84,210,369
                                                                    -----------
CANADA -- (9.3%)
  #*5N Plus, Inc.........................................   316,187     719,615
    Aastra Technologies, Ltd.............................    70,762   1,277,036
   *Advantage Oil & Gas, Ltd............................. 4,591,738  13,258,678
    Aecon Group, Inc.....................................   957,835  11,408,743
  #*AGF Management, Ltd. Class B.........................   841,776   9,486,226
    Aimia, Inc........................................... 1,734,182  27,871,403
  #*Ainsworth Lumber Co., Ltd............................   668,453   1,812,879
   *Air Canada Class A...................................   398,947     987,968
    Akita Drilling, Ltd. Class A.........................     9,400     105,366
   *Alacer Gold Corp.....................................   755,488   3,446,431
    Algoma Central Corp..................................   245,010   3,561,906
   #Alliance Grain Traders, Inc..........................   139,818   1,780,317
   *Altius Minerals Corp.................................    85,248   1,076,070
    Altus Group, Ltd.....................................    10,262      84,882
   #Amerigo Resources, Ltd............................... 2,454,794   1,772,059
  #*Anderson Energy, Ltd................................. 3,417,571     822,355
    Andrew Peller, Ltd. Class A..........................    19,200     198,853
   *Angle Energy, Inc....................................   691,666   1,913,974
  #*Antrim Energy, Inc................................... 2,732,871   1,397,397
   *Armtec Infrastructure, Inc...........................    52,627     121,358
   #Astral Media, Inc. Class A...........................    10,600     498,223
  #*Atrium Innovations, Inc..............................   257,571   3,318,415
   *ATS Automation Tooling System, Inc................... 1,914,083  18,519,050
   *Aura Minerals, Inc...................................   242,910      87,676
   *AuRico Gold, Inc.....................................   258,909   1,819,683
   #AvenEx Energy Corp...................................   699,387   1,731,989
   *AXIA NetMedia Corp...................................    37,065      46,452
  #*Ballard Power Systems, Inc........................... 2,055,571   1,339,604
  #*Bellatrix Exploration, Ltd........................... 1,719,866   8,673,477
  #*BNK Petroleum, Inc...................................    37,500      18,423
   *Boralex, Inc. Class A................................   671,137   6,156,912
  #*Brigus Gold Corp..................................... 1,258,898   1,161,205
   *Brookfield Residential Properties, Inc...............     6,411     128,940
  #*Calvalley Petroleums, Inc. Class A...................   267,865     558,612
   #Canaccord Financial, Inc............................. 1,178,904   8,758,451
   *Canacol Energy, Ltd..................................    39,050     140,555
  #*Canada Lithium Corp..................................   714,149     622,929
   *Canam Group, Inc. Class A............................   916,446   5,990,804
   *Canfor Corp.......................................... 2,457,506  45,286,706
   *Cangene Corp.........................................    13,825      31,742
   #CanWel Building Materials Group, Ltd.................    84,917     216,251
   #Capstone Infrastructure Corp......................... 1,116,695   4,959,854
   *Capstone Mining Corp................................. 4,448,340  11,016,041
  #*Cardero Resource Corp................................ 1,034,362     451,120
    Cascades, Inc........................................ 2,141,123   9,381,098

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CANADA -- (Continued)
   *CCL Industries, Inc. Class B........................    257,966 $13,793,189
   *Celestica, Inc......................................  4,577,603  35,752,484
   *Cequence Energy, Ltd................................  2,335,563   3,067,563
  #*China Gold International Resources Corp., Ltd.......    575,721   2,014,504
   *Chinook Energy, Inc.................................     97,594     141,880
    Churchill Corp. Class A (The).......................    109,820     977,744
    Clarke, Inc.........................................    205,960     977,763
  #*Claude Resources, Inc...............................    705,957     389,288
    Colabor Group, Inc..................................    185,679   1,407,392
  #*COM DEV International, Ltd..........................    509,894   1,651,251
  #*Connacher Oil & Gas, Ltd............................ 10,953,728   1,812,076
  #*Corridor Resources, Inc.............................    119,285      87,305
    Cott Corp...........................................  1,611,353  14,620,759
  #*Crew Energy, Inc....................................  1,899,749  11,332,972
   *Crocotta Energy, Inc................................     29,680      78,262
   *Crown Point Energy, Inc.............................     23,484       8,712
  #*Delphi Energy Corp..................................  3,344,443   3,755,541
  #*Denison Mines Corp..................................  6,423,803   8,823,551
  #*DHX Media, Ltd......................................     24,200      50,467
    Dorel Industries, Inc. Class B......................    842,000  33,582,073
  #*DragonWave, Inc.....................................     65,610     136,825
   *Dundee Precious Metals, Inc.........................    320,923   2,857,225
  #*Dynasty Metals & Mining, Inc........................      4,528       7,491
  #*Eastern Platinum, Ltd...............................  3,728,171     728,888
    E-L Financial Corp., Ltd............................      1,293     648,185
  #*Endeavour Mining Corp...............................  1,737,491   3,710,503
  #*Energy Fuels, Inc...................................  8,164,823   1,391,638
    Ensign Energy Services, Inc.........................    260,547   4,451,294
  #*Epsilon Energy, Ltd.................................     53,900     215,081
   *Equal Energy, Ltd...................................    362,460   1,108,385
    Equitable Group, Inc................................     44,349   1,599,837
   #Essential Energy Services, Ltd......................  1,847,312   3,945,032
   *EXFO, Inc...........................................      8,639      47,898
   *Formation Metals, Inc...............................    247,985      59,672
   *Genesis Land Development Corp.......................     12,254      42,509
    Genivar, Inc........................................      3,189      67,016
    Genworth MI Canada, Inc.............................    218,403   5,279,423
    Glacier Media, Inc..................................     22,800      43,662
   *GLG Life Tech Corp..................................     24,267      16,058
   *GLV, Inc. Class A...................................    158,131     323,428
  #*Golden Star Resources, Ltd..........................  1,612,069   2,586,034
  #*Goldgroup Mining, Inc...............................      3,500       1,369
   *Gran Tierra Energy, Inc.............................    440,087   2,347,366
  #*Great Basin Gold, Ltd...............................  2,218,073     177,908
    Guardian Capital Group, Ltd. Class A................     18,439     223,324
   *Guyana Goldfields, Inc..............................     35,877     121,580
   *Harry Winston Diamond Corp..........................    714,602  10,546,362
   *Hemisphere GPS, Inc.................................    913,927     806,352
    Heroux-Devtek, Inc..................................    401,277   3,733,558
   *High River Gold Mines, Ltd..........................    181,273     254,444
    HudBay Minerals, Inc................................  4,193,216  48,768,103
    IBI Group, Inc......................................     20,904     128,056
   #Indigo Books & Music, Inc...........................      2,800      30,094
   *Insignia Energy, Ltd................................     77,024      54,830
   *International Forest Products, Ltd. Class A.........  1,084,986   9,540,132
   *Intertape Polymer Group, Inc........................    788,148   7,649,160
   *Ithaca Energy, Inc..................................  1,559,459   3,173,954
  #*Ivanhoe Energy, Inc.................................    533,852     444,252
  #*Jaguar Mining, Inc..................................  1,317,566   1,017,170
  #*Katanga Mining, Ltd.................................    347,669     257,946
   *Kingsway Financial Services, Inc....................    303,286   1,252,796

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CANADA -- (Continued)
  #*Lake Shore Gold Corp................................. 4,525,350 $ 3,901,946
   *Laramide Resources, Ltd..............................   270,748     257,881
    Laurentian Bank of Canada............................   732,408  32,383,390
   *Le Chateau, Inc. Class A.............................     8,700      34,803
   *Legacy Oil & Gas, Inc................................ 3,409,457  23,723,312
    Linamar Corp.........................................   909,980  23,356,214
   #Liquor Stores N.A., Ltd..............................    62,635   1,196,307
   *Long Run Exploration, Ltd............................ 1,655,000   7,300,985
   *Martinrea International, Inc.........................   803,559   7,275,053
   *Maxim Power Corp.....................................     3,832      10,565
  #*Mega Uranium, Ltd.................................... 2,701,865     406,336
    Melcor Developments, Ltd.............................    13,936     270,365
  #*Mercator Minerals, Ltd............................... 2,071,959     976,359
   *MGM Energy Corp......................................   118,477      38,011
   #Migao Corp...........................................   882,655   1,504,425
    Mullen Group, Ltd....................................    91,860   2,115,525
    New Flyer Industries, Inc............................    14,862     143,792
    Newalta Corp.........................................   902,014  14,515,064
   *Niko Resources, Ltd..................................   161,957   1,690,367
   *Norbord, Inc.........................................    30,303     888,673
    Nordion, Inc.........................................   786,719   5,537,164
  #*Nuvista Energy, Ltd.................................. 2,335,772  12,247,932
  #*OceanaGold Corp...................................... 4,775,207  13,022,421
   *Orvana Minerals Corp.................................    48,311      46,499
  #*Pace Oil & Gas, Ltd..................................   755,217   2,438,138
   Pacific Rubiales Energy Corp..........................    24,589     573,678
   *Parex Resources, Inc.................................    63,301     361,756
   *Patheon, Inc.........................................    29,475     108,751
  #*Perpetual Energy, Inc................................    72,400      71,863
   *PetroBakken Energy, Ltd.............................. 3,472,381  30,636,611
   *Petrobank Energy & Resources, Ltd.................... 2,532,239   2,183,402
   #Petrominerales, Ltd..................................   343,124   3,054,884
   *Phoscan Chemical Corp................................ 3,014,654     816,078
   *Polaris Miner Corp...................................    19,500      18,573
   #Poseidon Concepts Corp...............................   581,697     734,849
    Primary Energy Recycling Corp........................       600       3,002
  #*Primero Mining Corp.................................. 1,241,436   7,729,414
   #Pulse Seismic, Inc...................................   827,568   2,389,609
   *QLT, Inc............................................. 1,077,170   8,585,825
  #*Questerre Energy Corp. Class A.......................   738,449     681,144
   *Ram Power Corp....................................... 1,161,374     285,278
  #*RMP Energy, Inc...................................... 2,400,508   7,990,462
   *Rock Energy, Inc.....................................    58,789      83,698
   #RONA, Inc............................................ 3,166,544  38,446,810
   *San Gold Corp........................................   281,142     191,675
   *Santonia Energy, Inc................................. 2,264,882   2,997,438
   #Savanna Energy Services Corp......................... 2,125,558  15,599,644
    Sherritt International Corp.......................... 7,300,339  43,037,892
   *Shore Gold, Inc...................................... 3,158,873     665,093
   *Sierra Wireless, Inc.................................   846,527   9,641,615
   *Silver Standard Resources, Inc....................... 1,119,687  13,504,947
   *Sonde Resources Corp.................................   504,221     808,857
   #Sprott Resource Corp................................. 2,167,732   9,867,158
   #Sprott Resource Lending Corp......................... 3,210,742   4,828,668
   *St. Andrew Goldfields, Ltd...........................   678,710     336,837
   *Stornoway Diamond Corp...............................   208,713     179,961
    Strad Energy Services, Ltd...........................       700       2,548
   *SunOpta, Inc.........................................    66,987     478,191
   #Superior Plus Corp...................................   433,937   4,724,840
   *Surge Energy, Inc....................................   272,799     957,285
   *Taseko Mines, Ltd....................................   213,916     709,908

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CANADA -- (Continued)
  #*Tembec, Inc........................................    531,732 $  1,567,367
   *Teranga Gold Corp..................................    852,601    1,693,466
  #*Tethys Petroleum, Ltd..............................    258,062      147,479
  #*Thompson Creek Metals Co., Inc.....................  3,726,582   15,132,000
   *TLC Vision Corp....................................    829,259           --
    TORC Oil & Gas, Ltd................................  1,187,657    2,643,472
    Torstar Corp. Class B..............................    456,429    3,619,765
   #Transcontinental, Inc. Class A.....................  1,620,823   18,866,809
   #Trinidad Drilling, Ltd.............................  2,991,070   21,591,843
   *Tuscany International Drilling, Inc................    155,582       37,437
  #*UEX Corp...........................................    569,815      388,484
    Uni-Select, Inc....................................     11,103      264,495
  #*Uranium One, Inc...................................  3,090,127    8,427,056
   #Valener, Inc.......................................    244,067    3,937,275
   *Wesdome Gold Mines, Ltd............................     23,000       20,523
    West Fraser Timber Co., Ltd........................    655,379   52,612,990
    Western Energy Services Corp.......................     54,268      403,174
   *Western Forest Products, Inc.......................     92,521      122,446
    Westjet Airlines, Ltd..............................     97,465    2,042,329
   *Whistler Blackcomb Holdings, Inc...................     39,397      499,671
   *Whitecap Resources, Inc............................    133,697    1,282,816
   *Xceed Mortgage Corp................................     15,400       24,859
   *Xtreme Drilling & Coil Services Corp...............     82,283      127,871
    ZCL Composite, Inc.................................      1,500        8,708
                                                                   ------------
TOTAL CANADA...........................................             972,169,450
                                                                   ------------
CHINA -- (0.0%)
    China WindPower Group, Ltd......................... 38,640,000    1,444,087
   *Hanfeng Evergreen, Inc.............................    707,267    1,531,679
   *Shougang Concord Century Holdings, Ltd.............    720,115       31,594
                                                                   ------------
TOTAL CHINA............................................               3,007,360
                                                                   ------------
COLOMBIA -- (0.0%)
   *Platino Energy Corp................................     69,698       96,434
                                                                   ------------
DENMARK -- (0.7%)
   *Alm. Brand A.S.....................................  2,100,982    6,467,801
   *Amagerbanken A.S...................................  3,187,349           --
   *Andersen & Martini A.S. Series B...................      1,178        8,147
   *Auriga Industries A.S. Series B....................     16,325      322,000
    Brodrene Hartmann A.S. Series B....................     54,953    1,105,251
   *Brondbyernes IF Fodbold A.S. Series B..............     26,946       48,690
   *D/S Norden A.S.....................................    636,520   19,543,404
   *Dalhoff Larsen & Horneman A.S......................     52,763       43,245
    DFDS A.S...........................................     87,619    4,559,710
   *Djursland Bank A.S.................................      6,785      167,018
   *East Asiatic Co., Ltd. A.S.........................    107,825    2,132,338
   *GPV Industri A.S. Series B.........................      6,000       32,759
   *Greentech Energy Systems A.S.......................      8,374       14,933
   *H&H International A.S. Series B....................     58,677      318,731
    Harboes Bryggeri A.S...............................     20,575      327,245
   *Hojgaard Holding A.S. Series B.....................     11,037      167,802
   *Jyske Bank A.S.....................................    114,044    3,707,880
    Lan & Spar Bank A.S................................      5,706      280,159
   *Mons Bank A.S......................................      1,784       28,412
   *NeuroSearch A.S....................................     13,317        8,464
   *Newcap Holding A.S.................................     68,889        5,926
    Nordjyske Bank A.S.................................     13,580      198,089
    Norresundby Bank A.S...............................      5,455      145,365
   *Ostjydsk Bank A.S..................................        100        2,529
    Per Aarsleff A.S. Series B.........................     37,074    3,288,731

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
DENMARK -- (Continued)
   *Salling Bank A.S...................................        279 $      8,026
    Schouw & Co. A.S...................................    307,672    9,197,494
   *Skjern Bank A.S....................................        918        3,604
   *Spar Nord Bank A.S.................................    273,295    1,431,706
   *Sparekassen Faaborg A.S............................      2,090       67,719
   *Sydbank A.S........................................    135,240    2,665,570
  #*TK Development A.S.................................    448,842    1,022,762
   *TopoTarget A.S.....................................    493,932      207,190
   *Torm A.S...........................................    701,316      179,867
  #*Vestas Wind Systems A.S............................  2,843,616   17,241,288
   *Vestjysk Bank A.S..................................    135,239      282,464
                                                                   ------------
TOTAL DENMARK..........................................              75,232,319
                                                                   ------------
FINLAND -- (2.4%)
    Ahlstrom Oyj.......................................     50,307      952,881
  #*Aktia Oyj Series A.................................     21,700      181,298
   *Alandsbanken AB Series A...........................      5,030       74,921
   *Amer Sports Oyj....................................    162,082    2,581,857
    Atria P.L.C........................................    106,425    1,064,137
   *Cargotec Oyj Series B..............................     12,886      362,986
   *Componenta Oyj.....................................     85,705      237,117
    Comptel P.L.C......................................      5,434        3,251
    Cramo Oyj..........................................    204,757    2,827,628
    Digia P.L.C........................................     41,906      172,996
    Efore Oyj..........................................     54,004       52,826
   *Elcoteq SE.........................................    305,366           --
    eQ P.L.C...........................................    167,806      501,306
   *Finnair Oyj........................................  1,117,815    4,549,093
   *Finnlines Oyj......................................    614,000    6,380,440
  #*Fiskars Oyj Abp....................................    119,051    3,055,541
    HKScan Oyj Series A................................    376,547    2,124,683
   *Huhtamaki Oyj......................................  1,910,797   34,678,944
  #*Kemira Oyj.........................................  1,974,247   31,276,597
   *Kesko Oyj Series A.................................      1,890       62,826
   *Kesko Oyj Series B.................................    184,077    6,023,539
   #Laennen Tehtaat Oyj................................     64,219    1,281,422
    Lemminkainen Oyj...................................     87,798    1,856,784
  #*Mesta Board Oyj....................................  4,521,411   15,042,935
   *Neo Industrial Oyj.................................      3,263        7,222
  #*Neste Oil Oyj......................................  1,651,897   26,364,097
   Okmetic Oyj.........................................    298,247    1,933,932
   Oriola-KD Oyj Series B..............................    454,707    1,481,775
  #*Outokumpu Oyj...................................... 24,037,488   24,884,732
   *Pohjola Bank P.L.C. Series A.......................  2,627,185   44,942,132
   *Raisio P.L.C. Series V.............................  1,468,656    6,314,778
  #*Rautaruukki Oyj Series K...........................  1,999,620   14,383,379
    Raute Oyj Series A.................................        100        1,230
   *Ruukki Group Oyj...................................        996          608
    Saga Furs Oyj......................................     17,498      541,716
   #Sanoma Oyj.........................................    877,075    8,872,879
   *Scanfil P.L.C......................................     11,900       14,728
    Sievi Capital P.L.C................................     11,900       15,975
    SRV Group P.L.C....................................        295        1,376
   *Stonesoft Oyj......................................     48,171      163,137
   *Tecnomen Lifetree Oyj..............................  1,080,176      263,534
   *Tieto Oyj..........................................     25,060      557,319
   *Tikkurila Oyj......................................    263,879    5,643,432
    Viking Line Abp....................................     16,240      407,984
                                                                   ------------
TOTAL FINLAND..........................................             252,141,973
                                                                   ------------

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
FRANCE -- (3.3%)
  #*Air France-KLM....................................... 3,419,028 $37,174,058
  #*Alcatel-Lucent SA.................................... 7,529,930  12,582,850
    Altamir Amboise SA...................................    68,975     733,400
   *Altran Technologies SA...............................    85,030     643,303
   *Arkema SA............................................   119,587  13,558,667
   #Aubay SA.............................................    68,462     499,465
   *Bonduelle SCA........................................    44,758   4,694,804
   *Bongrain SA..........................................   139,659   9,297,252
   *Boursorama SA........................................   114,492     967,196
    Burelle SA...........................................    11,385   3,583,301
  #*Cegedim SA...........................................     4,452     129,739
    Cegid Group..........................................    41,801     864,896
    Cie des Alpes........................................    22,465     518,591
    Ciments Francais SA..................................    49,930   3,029,957
   *Club Mediterranee SA.................................   396,439   7,509,230
    Damartex SA..........................................       800      14,565
   *Derichebourg SA......................................    73,248     356,090
    Devoteam SA..........................................     6,235      95,625
   *Eiffage SA...........................................    31,489   1,413,208
   *Esso SA Francaise....................................    32,296   2,587,782
   *Etam Developpement SA................................    39,488   1,165,086
   #Fleury Michon SA.....................................    17,597   1,053,954
    Fromageries Bel SA...................................       339      85,915
   *Gascogne SA..........................................    12,778      82,646
    Gaumont SA...........................................    22,166   1,191,014
    Gevelot SA...........................................     4,329     287,997
   *GFI Informatique SA..................................   932,696   3,850,465
    Groupe Crit SA.......................................     5,034     104,039
    Groupe Flo SA........................................    41,837     182,120
   *Groupe Partouche SA..................................   142,938     207,617
  #*Groupe Steria SCA....................................   565,699  10,508,622
   #Guerbet SA...........................................    11,535   1,750,838
   *Haulotte Group SA....................................     2,673      22,183
   *Havas SA............................................. 5,243,963  34,322,525
  #*Hi-Media SA..........................................   320,827     883,497
   *Immobiliere et Hoteliere SA..........................    27,700      48,518
    Jacquet Metal Service SA.............................   223,385   2,899,697
    Korian SA............................................     6,621     129,063
   *Lafuma SA............................................    19,648     528,242
   *Lisi SA..............................................    51,549   4,548,054
    Manutan International SA.............................    23,100   1,123,687
   *Medica SA............................................    45,940     874,863
    Mersen SA............................................   108,712   3,183,361
    MGI Coutier SA.......................................    10,254     624,348
   #Montupet SA..........................................   153,485   1,913,388
    Mr. Bricolage SA.....................................   114,065   1,555,532
  #*Nexans SA............................................   580,149  30,046,575
   *Nexity SA............................................   470,586  14,362,269
   *NicOx SA.............................................   138,960     646,794
    Oeneo SA.............................................    23,138      81,646
  #*Orco Property Group SA...............................     8,452      31,321
  #*Peugeot SA........................................... 1,005,212   7,834,563
   #Pierre & Vacances SA.................................    82,877   1,769,265
   *Plastic Omnium SA....................................   327,204  12,797,408
    Plastivaloire SA.....................................    29,177     505,704
   #PSB Industries SA....................................    14,426     442,675
   *Rallye SA............................................   494,603  17,478,145
   *Recylex SA...........................................    56,148     286,324
    Remy Cointreau SA....................................    92,779  11,836,563
    Robertet SA..........................................       946     165,939
   *Rougier SA...........................................     2,344     103,468

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
FRANCE -- (Continued)
   *SA des Ciments Vicat................................    12,311 $    784,836
    Sabeton SA..........................................    15,111      257,786
    SAM SA..............................................       426       16,314
    Samse SA............................................       243       20,572
   #Seche Environnement SA..............................    22,517      903,502
    Securidev SA........................................    16,908      551,472
   *Sequana SA..........................................   228,538    2,790,981
    Societe Anonyme d'Explosifs et de Produits
      Chimiques SA......................................       290       72,369
    Societe des Bains de Mer et du Cercle
      des Etrangers a Monaco SA.........................    70,232    3,364,078
  #*Soitec SA........................................... 2,315,930    8,629,789
   *Spir Communication SA...............................    30,432      625,295
  #*Ste Industrielle d'Aviation Latecoere SA............   144,473    1,663,180
   #Sword Group SA......................................    49,551      913,945
   *Technicolor SA...................................... 1,053,233    3,646,708
   *Teleperformance SA..................................   576,472   22,970,038
  #*Theolia SA..........................................   960,802    2,075,166
    Tivoly SA...........................................     1,000       19,536
    Tonnellerie Francois Freres SA......................     5,336      317,883
    Touax SA............................................     1,691       49,668
   *Trigano SA..........................................   138,976    2,072,859
   *UbiSoft Entertainment SA............................ 1,129,385   10,895,934
  #*Vilmorin & Cie SA...................................    17,206    2,268,423
    Vranken-Pommery Monopole SA.........................    89,380    2,561,550
                                                                   ------------
TOTAL FRANCE............................................            339,241,793
                                                                   ------------
GERMANY -- (4.8%)
    A.S. Creation Tapeton AG............................    22,155    1,084,364
   *AAP Implantate AG...................................    52,295       99,569
   *Aareal Bank AG...................................... 1,108,486   26,406,755
  #*Air Berlin AG.......................................   174,453      422,450
    Allgeier SE.........................................       534        8,523
   *Analytik Jena AG....................................    87,201    1,308,064
   #Asian Bamboo AG.....................................   114,025    1,008,689
   *Aurubis AG.......................................... 1,045,010   78,386,878
    Baader Bank AG......................................   423,107    1,149,045
    Balda AG............................................   642,720    3,601,131
   #Bauer AG............................................   162,280    4,735,829
   *BayWa AG............................................    40,333    2,010,461
   *Bechtle AG..........................................    71,699    3,236,843
   *Beta Systems Software AG............................    50,706      127,258
   *Bilfinger SE........................................   578,138   58,436,416
    Biotest AG..........................................    49,559    3,602,293
   *Borussia Dortmund GmbH & Co. KGaA...................   127,753      531,516
    CATOil AG...........................................    19,488      218,140
   *Celesio AG..........................................   517,912    9,407,193
   *Comdirect Bank AG...................................   294,732    3,466,145
   *Conergy AG..........................................   599,302      293,290
   *Constantin Medien AG................................   110,686      246,647
   *CropEnergies AG.....................................    48,282      395,784
    DAB Bank AG.........................................    19,086      100,435
    Data Modul AG.......................................    22,379      550,395
    DEAG Deutsche Entertainment AG......................   181,910      873,395
    Deufol SE...........................................   386,192      545,842
    Deutsche Beteiligungs AG............................     6,406      177,395
   *Deutz AG............................................   697,439    4,114,371
    Dierig Holding AG...................................     8,250      108,167
    Dr. Hoenle AG.......................................       714       12,901
   *Duerr AG............................................   120,031   11,744,315
    DVB Bank SE.........................................   155,010    5,159,187
    Eckert & Ziegler AG.................................    46,953    1,645,269
   #Elmos Semiconductor AG..............................   138,758    1,409,239

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Energiekontor AG.....................................   110,951 $   759,926
  #*Euromicron AG........................................    10,060     264,935
   *First Sensor AG......................................     4,788      51,621
  #*Freenet AG...........................................   528,818  11,388,630
    GFT Technologies AG..................................   331,463   1,533,465
   *Gildemeister AG......................................   863,342  21,267,693
   *Grammer AG...........................................   265,011   7,086,376
  #*Hansa Group AG.......................................       482       1,961
  #*Heidelberger Druckmaschinen AG....................... 5,103,403  10,944,014
   *Hoeft & Wessel AG....................................    47,194     111,560
   *Hoftex Group AG......................................    22,530     222,573
   *Homag Group AG.......................................     7,423     109,066
   *Hornbach Baumarkt AG.................................       258       9,209
   *Indus Holding AG.....................................    41,472   1,296,748
    Isra Vision AG.......................................    52,376   1,975,381
  #*IVG Immobilien AG.................................... 1,961,400   6,311,131
    Jenoptik AG..........................................   960,335  10,490,821
   *Joyou AG.............................................    14,098     183,328
   *Kampa AG.............................................    31,214       1,444
  #*Kloeckner & Co. SE................................... 2,503,176  31,674,674
   *Koenig & Bauer AG....................................    29,923     580,101
   *Kontron AG...........................................   799,890   4,778,652
   *Krones AG............................................    27,901   1,731,675
   #KSB AG...............................................     6,000   3,995,108
   *KWS Saat AG..........................................    19,055   7,071,531
    Leifheit AG..........................................    54,080   2,276,326
   *Leoni AG.............................................    60,311   2,609,684
   *Loewe AG.............................................    58,010     204,159
   *M & S Elektronik AG..................................    19,600         213
  #*Manz AG..............................................    38,291   1,081,356
   *Mediclin AG..........................................   845,838   4,575,954
  #*Medigene AG..........................................    46,693      64,162
   *Mosaic Software AG...................................    12,800         521
    Nexus AG.............................................   220,686   2,652,433
    Norddeutsche Steingut AG.............................     7,590      93,719
  #*Nordex SE............................................ 1,051,134   5,637,177
    Nordwest Handel AG...................................    10,813     200,456
   *Patrizia Immobilien AG...............................   186,080   1,652,714
   *Pfleiderer AG........................................   700,681          --
   #PNE Wind AG..........................................   180,790     632,613
  #*Praktiker AG......................................... 2,852,587   5,763,708
    Progress-Werk Oberkirch AG...........................     1,139      48,664
    REALTECH AG..........................................    10,987      75,069
    Rheinmetall AG.......................................   517,772  27,561,902
   *Rohwedder AG.........................................    44,910       8,049
  #*SAF-Holland SA.......................................   561,167   4,583,187
   *Salzgitter AG........................................   260,967  12,164,986
  #*Singulus Technologies AG............................. 1,165,677   2,296,475
   #Sixt AG..............................................   276,220   6,279,734
    SKW Stahl-Metallurgie Holding AG.....................    48,672     871,740
   *Sky Deutschland AG...................................   493,759   3,002,518
  #*Solarworld AG........................................ 1,454,456   2,135,769
    Stoehr & Co. AG......................................    37,709      64,411
  #*Suss Microtec AG.....................................   326,171   4,040,429
    Syzygy AG............................................   148,692     833,608
   #TAG Immobilien AG....................................   733,863   8,896,276
   *Technotrans AG.......................................    45,083     513,622
   *TUI AG............................................... 3,349,736  36,349,229
    UMS United Medical Systems International AG..........    62,265     868,407
    UmweltBank AG........................................    23,504   1,163,796
  #*Verbio AG............................................   188,000     357,192

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
   *Vestcorp AG........................................    133,777 $     16,337
   *Vivacon AG.........................................    155,000      115,777
   *VTG AG.............................................     49,828      944,039
   *Wacker Chemie AG...................................     24,977    1,776,783
  #*Wacker Neuson SE...................................    391,861    5,848,018
    Westag & Getalit AG................................      8,958      209,144
    Wuerttembergische Lebensversicherung AG............     13,954      317,129
                                                                   ------------
TOTAL GERMANY..........................................             499,253,302
                                                                   ------------
GREECE -- (0.3%)
   *Alapis Holding Industrial & Commercial S.A. of
     Pharmaceutical Chemical Products..................    173,961        9,684
   *Alpha Bank A.E.....................................  2,881,590    4,984,438
   *Anek Lines S.A.....................................    847,603      216,071
   *Athens Medical Center S.A..........................     77,202       89,096
   *Atlantic Supermarkets S.A..........................    129,593       14,077
   *Atti-Kat S.A.......................................    488,000       46,663
   *Bank of Cyprus P.L.C...............................  3,206,782    1,077,294
   *Ellaktor S.A.......................................    724,725    2,007,588
   *Elval - Hellenic Aluminium Industry S.A............     22,597       65,843
   *Ergas S.A..........................................    104,948       19,950
   *Etma Rayon S.A.....................................     39,176       75,002
   *Eurobank Ergasias SA...............................  1,088,125      904,043
   *Forthnet S.A.......................................      5,730        5,613
   *GEK Terna Holding Real Estate Construction S.A.....    596,933    1,969,114
   *Halkor S.A.........................................    111,258      166,944
   *Hellenic Cables S.A................................      5,811       14,918
   *Intracom Holdings S.A..............................  1,814,075    1,505,080
   *J&P-Avax S.A.......................................     93,770      209,112
   *Karatzis S.A.......................................      3,209       13,135
   *Loulis Mills S.A...................................     69,711      217,335
   *Marfin Investment Group Holdings S.A...............  9,731,805    6,341,363
   *Michaniki S.A......................................  1,258,896      474,010
   *National Bank of Greece S.A........................     37,928       59,909
   *Nirefs Acquaculture S.A............................     80,482       68,683
   *Piraeus Bank S.A...................................  6,640,835    2,528,595
   *Proton Bank S.A....................................    755,752           --
   *Real Estate Development & Services S.A.............     68,358       73,544
    S&B Industrial Minerals S.A........................    136,202    1,037,671
   *Sanyo Hellas S.A...................................    458,186       12,442
   *Selected Textile S.A...............................     26,756       16,094
   *Sidenor Steel Products Manufacturing Co. S.A.......     69,599      179,015
   *T Bank S.A.........................................  1,210,617           --
   *Technical Olympic S.A..............................    243,263      688,155
   *Themeliodomi S.A...................................    140,360       70,514
   *Thrace Plastics Co. S.A............................      3,300        6,293
   *TT Hellenic Postbank S.A...........................     70,453       16,071
   *Viohalco Hellenic Copper & Aluminum Industry S.A...    158,065    1,023,947
   *Vioter S.A.........................................     42,266        9,063
                                                                   ------------
TOTAL GREECE...........................................              26,216,369
                                                                   ------------
HONG KONG -- (2.5%)
    Alco Holdings, Ltd.................................     88,000       19,391
    Allan International Holdings, Ltd..................     10,000        3,017
    Allied Group, Ltd..................................  2,157,000    7,382,673
    Allied Properties (H.K.), Ltd...................... 40,152,372    6,986,567
   *Apac Resources, Ltd................................ 13,680,000      372,406
    APT Satellite Holdings, Ltd........................  2,694,750      840,536
    Asia Financial Holdings, Ltd.......................  4,238,106    1,980,397
   *Asia Standard Hotel Group, Ltd.....................  2,275,800      235,034
    Asia Standard International Group, Ltd.............  4,109,756      901,113
    Associated International Hotels, Ltd...............  1,683,000    4,839,656

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
   *Bel Global Resources Holdings, Ltd.................  16,756,000 $   306,799
    Century City International Holdings, Ltd...........  31,035,300   2,445,433
    Century Sunshine Group Holdings, Ltd...............   4,300,000     448,687
    Champion Technology Holdings, Ltd.................. 120,023,689   2,083,012
    Chen Hsong Holdings, Ltd...........................   1,790,000     591,093
    Cheuk Nang Holdings, Ltd...........................   4,165,545   3,330,894
    Chevalier International Holdings, Ltd..............   2,485,903   3,727,546
   *China Billion Resources, Ltd.......................  64,707,136          --
   *China Energy Development Holdings, Ltd.............  20,328,000     353,730
    China Motor Bus Co., Ltd...........................      38,600     348,583
   *China Renji Medical Group, Ltd..................... 166,994,000          --
    Chinney Investments, Ltd...........................   1,924,000     334,998
   *Chong Hing Bank, Ltd...............................     252,000     540,424
    Chuang's China Investments, Ltd....................  20,098,000   1,399,726
    Chuang's Consortium International, Ltd.............  24,153,773   3,517,377
    Chun Wo Development Holdings, Ltd..................   6,817,143     579,809
   *Continental Holdings, Ltd..........................   1,250,000      19,971
    Cosmos Machinery Enterprises, Ltd..................     507,400      40,917
    CSI Properties, Ltd................................  80,855,476   3,594,205
   *CST Mining Group, Ltd..............................  24,752,000     360,342
    Dah Sing Banking Group, Ltd........................      22,400      27,903
   *Dah Sing Financial Holdings, Ltd...................     595,650   3,137,553
   #Dan Form Holdings Co., Ltd.........................  19,223,896   2,924,395
    Dickson Concepts International, Ltd................     145,000      81,639
   *DVN Holdings, Ltd..................................   4,838,609     234,232
    Emperor International Holdings, Ltd................  30,806,333   9,655,697
   *EPI Holdings, Ltd..................................  74,796,388   1,870,414
   *eSun Holdings, Ltd.................................  16,892,400   3,506,090
    EVA Precision Industrial Holdings, Ltd.............   7,304,000     969,552
   *Ezcom Holdings, Ltd................................      67,280         416
    Far East Consortium International, Ltd.............   9,255,213   2,589,167
    Fountain SET Holdings, Ltd.........................  12,910,000   2,014,434
    Get Nice Holdings, Ltd.............................  78,416,000   3,537,849
    Gold Peak Industries Holding, Ltd..................   7,170,907     776,438
    Golden Resources Development International, Ltd....  11,811,000     609,519
   *Grande Holdings, Ltd...............................   3,082,000     162,934
    Great Eagle Holdings, Ltd..........................   3,044,159  11,821,322
    Guangnan Holdings, Ltd.............................     896,000     115,655
  #*Hang Fung Gold Technology, Ltd.....................  10,027,108          --
    Harbour Centre Development, Ltd....................   2,295,000   4,255,712
    High Fashion International, Ltd....................     996,000     359,714
    HKR International, Ltd.............................  16,465,598   9,530,881
    Hon Kwok Land Investment Co., Ltd..................   7,798,935   3,494,811
  #*Hong Kong & Shanghai Hotels, Ltd...................     423,931     732,858
    Hong Kong Ferry Holdings, Ltd......................   1,791,000   1,861,822
    Hong Kong Television Network, Ltd..................     802,000     244,052
   *Hongkong Chinese, Ltd..............................  24,037,100   4,495,007
    Hsin Chong Construction Group, Ltd.................   1,134,000     213,198
   *Huafeng Group Holdings, Ltd........................  20,200,000     626,364
    Hung Hing Printing Group, Ltd......................   1,021,275     177,713
    IPE Group, Ltd.....................................     425,000      35,114
   *IRC, Ltd,..........................................   4,832,000     685,786
    ITC Corp., Ltd.....................................     756,655      55,624
    ITC Properties Group, Ltd..........................     915,000     395,050
   *Jinchang Pharmaceutical Holdings, Ltd..............     507,600          --
   *Jinhui Holdings, Ltd...............................   1,108,000     235,800
    Jiuzhou Development Co., Ltd.......................  18,308,000   2,881,020
   *K Wah International Holdings, Ltd..................   3,508,522   2,040,891
    Kantone Holdings, Ltd..............................  28,523,975     275,164
    Keck Seng Investments (Hong Kong), Ltd.............   2,936,000   1,406,489
    Kin Yat Holdings, Ltd..............................     664,000      83,782

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
HONG KONG -- (Continued)
   *King Stone Energy Group, Ltd.......................   3,446,000 $   253,696
    Kingston Financial Group, Ltd......................   4,294,000     381,513
    Kowloon Development Co., Ltd.......................   8,775,277  13,468,382
   *Kwoon Chung Bus Holdings, Ltd......................   1,174,000     259,897
   *Lai Sun Development Co., Ltd....................... 317,310,666  13,917,518
   *Lai Sun Garment International, Ltd.................  35,306,000   7,420,368
    Lam Soon Hong Kong, Ltd............................     139,250      71,680
    Lippo China Resources, Ltd.........................  13,262,000     395,238
    Lippo, Ltd.........................................   4,694,500   2,479,314
    Liu Chong Hing Investment, Ltd.....................   2,634,000   3,188,360
    Luen Thai Holdings, Ltd............................     909,000     197,674
    Luks Group (Vietnam Holdings) Co., Ltd.............     982,642     289,958
   *Magnificent Estates, Ltd...........................  39,934,600   2,395,622
    Ming Fai International Holdings, Ltd...............     178,000      22,001
   *Miramar Hotel & Investment Co., Ltd................   1,694,000   2,486,010
   *Mongolia Energy Corp., Ltd.........................   1,043,000      54,535
    Nanyang Holdings, Ltd..............................     101,350     386,612
    National Electronics Holdings, Ltd.................   5,126,408     713,542
   *Neo-Neon Holdings, Ltd.............................   7,374,500   1,674,720
    New Century Group Hong Kong, Ltd...................     648,000      13,356
   *New Smart Energy Group, Ltd........................  82,950,000     815,051
   *New Times Energy Corp., Ltd........................   6,684,300     828,205
   *Norstar Founders Group, Ltd........................     456,000          --
   *North Asia Resources Holdings, Ltd.................   8,930,000     355,969
   *Orange Sky Golden Harvest Entertainment Holdings,
     Ltd...............................................     165,000      11,282
   *Orient Power Holdings, Ltd.........................   2,182,573      52,908
   #Pacific Andes International Holdings, Ltd..........  49,767,927   2,757,394
    Paliburg Holdings, Ltd.............................  11,753,041   4,200,049
    Playmates Holdings, Ltd............................   2,817,700   2,422,797
    Pokfulam Development Co., Ltd......................     268,000     447,612
    Polytec Asset Holdings, Ltd........................  38,489,190   5,409,755
    Public Financial Holdings, Ltd.....................     732,444     374,898
    PYI Corp., Ltd.....................................  86,442,086   2,361,320
   *Regal Hotels International Holdings, Ltd...........   7,386,623   3,704,530
    Rivera Holdings, Ltd...............................   4,405,468     184,190
   *San Miguel Brewery Hong Kong, Ltd..................     560,400      83,260
   *Sanyuan Group, Ltd.................................     258,750       5,005
   *SEA Holdings, Ltd..................................   1,997,000   1,481,094
    Shenzhen High-Tech Holdings, Ltd...................   1,716,000      96,566
   *Shun Ho Resources Holdings, Ltd....................     328,000      62,490
   *Shun Tak Holdings, Ltd.............................  41,604,546  22,701,202
    Sing Tao News Corp., Ltd...........................     334,000      49,998
    SOCAM Development, Ltd.............................   3,536,120   4,264,890
    Soundwill Holdings, Ltd............................     456,000   1,284,846
   *South China (China), Ltd...........................  10,657,216   1,236,573
   *South China Holdings, Ltd..........................     700,800      35,666
   *South China Land, Ltd..............................  17,487,066     371,255
   *Sun Hung Kai & Co., Ltd............................     865,688     613,172
   *Sunway International Holdings, Ltd.................     280,000       6,186
   *Superb Summit International Group, Ltd.............  58,510,000   2,452,344
  #*Sustainable Forest Holdings, Ltd...................  81,872,250     777,854
    Symphony Holdings, Ltd.............................   5,682,249     231,421
    Tai Cheung Holdings, Ltd...........................   4,638,000   3,791,260
    Tai Sang Land Development, Ltd.....................     740,900     371,179
   *Talent Property Group, Ltd.........................   1,665,000      48,568
   #Tan Chong International, Ltd.......................   3,984,000   1,315,141
   *Taung Gold International, Ltd......................   3,750,000      76,882
    Tern Properties Co., Ltd...........................     168,000      84,467
    Tian Teck Land, Ltd................................     786,000     878,638
    Tungtex Holdings Co., Ltd..........................     112,000      11,896
    Tysan Holdings, Ltd................................     714,000     130,466

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
   *Up Energy Development Group, Ltd...................    700,000 $     71,609
    Upbest Group, Ltd..................................  2,612,000      350,810
   *U-RIGHT International Holdings, Ltd................ 39,602,000       71,489
    Vedan International Holdings, Ltd..................  4,352,000      302,498
   #Victory City International Holdings, Ltd........... 21,455,923    2,653,070
    Wang On Group, Ltd................................. 59,617,064    1,092,673
   *Warderly International Holdings, Ltd...............  1,705,000      105,526
    Win Hanverky Holdings, Ltd.........................     84,000        8,982
    Wing On Co. International, Ltd.....................  2,756,500    8,464,033
    Wing Tai Properties, Ltd...........................  1,522,749    1,126,661
    Wong's International (Holdings), Ltd...............    133,000       47,100
    Y. T. Realty Group, Ltd............................     94,000       30,100
    Yau Lee Holdings, Ltd..............................  1,409,750      309,071
   *Yugang International, Ltd.......................... 18,896,000      156,116
                                                                   ------------
TOTAL HONG KONG........................................             256,954,410
                                                                   ------------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C.............................  1,504,991    2,617,073
   *Anglo Irish Bank Corp. P.L.C.......................    708,018           --
    Dragon Oil P.L.C...................................     73,092      657,016
   *FBD Holdings P.L.C.................................     50,086      741,717
    Grafton Group P.L.C. (B00MZ44).....................      9,439       55,423
   *Grafton Group P.L.C. (B00NKF3).....................  1,662,730    9,745,635
    IFG Group P.L.C....................................      7,990       14,655
   *McInerney Holdings P.L.C...........................    360,646           --
   *Petroceltic International P.L.C....................    194,665       21,879
   *Qualceram Shires P.L.C.............................     30,338        3,295
   *Smurfit Kappa Group P.L.C..........................  2,004,363   27,769,658
                                                                   ------------
TOTAL IRELAND..........................................              41,626,351
                                                                   ------------
ISRAEL -- (0.7%)
   *Africa Israel Investments, Ltd.....................  1,890,592    4,608,510
   *Alon Holdings Blue Square Israel, Ltd..............     52,170      133,131
   *AL-ROV Israel, Ltd.................................     97,287    2,518,821
   *Alvarion, Ltd......................................  1,050,334      541,618
   *AudioCodes, Ltd....................................     32,078      116,837
   *Biocell, Ltd.......................................     32,380      197,910
   *Clal Biotechnology Industries, Ltd.................     26,187       70,826
   *Clal Industries, Ltd...............................    137,139      484,887
    Clal Insurance Enterprises Holdings, Ltd...........    309,600    4,642,447
    Delta-Galil Industries, Ltd........................     68,638      892,102
    Direct Insurance - I.D.I. Insurance Co., Ltd.......     76,454      213,519
   *El Al Israel Airlines, Ltd.........................  1,640,647      203,199
    Elron Electronic Industries, Ltd...................    215,907    1,022,825
   *Equital, Ltd.......................................      3,538       31,430
   *First International Bank of Israel, Ltd............    542,552    7,340,523
   *Formula Systems (1985), Ltd........................    140,526    2,398,254
   *Gilat Satellite Networks, Ltd......................    466,940    2,476,568
   *Hadera Paper, Ltd..................................      8,349      396,865
   *Harel Insurance Investments & Finances, Ltd........    203,273    8,852,959
   *Israel Discount Bank, Ltd. Series A................  9,996,408   16,739,015
   *Israel Land Development Co., Ltd. (The)............     39,194      140,724
   *Jerusalem Oil Exploration, Ltd.....................    196,990    4,012,202
   *Kardan Vehicle, Ltd................................      1,545       11,861
   *Kardan Yazamut, Ltd................................      4,694          402
   *Menorah Mivtachim Holdings, Ltd....................    168,457    1,493,603
   *Mizrahi Tefahot Bank, Ltd..........................    199,745    2,115,031
    Neto Me Holdings, Ltd..............................      1,339       43,897
   *Oil Refineries, Ltd................................  4,899,477    2,513,664
   *Ormat Industries, Ltd..............................    555,406    3,280,433
   *Phoenix Holdings, Ltd. (The).......................    469,898    1,247,729

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
   *Retalix, Ltd........................................     88,286 $ 2,640,811
   *Tower Semiconductor, Ltd............................     28,683     239,077
   *Union Bank of Israel, Ltd...........................    594,933   2,108,568
                                                                    -----------
TOTAL ISRAEL............................................             73,730,248
                                                                    -----------
ITALY -- (2.9%)
   #Acegas-APS SpA......................................    325,253   2,573,076
   *Aedes SpA...........................................  1,435,600     118,066
   *Arnoldo Mondadori Editore SpA.......................     11,537      18,345
    Banca Finnat Euramerica SpA.........................     94,434      36,959
  #*Banca Monte Dei Paschi di Siena SpA................. 16,864,953   5,633,541
   *Banca Piccolo Credito Valtellinese Scarl............  4,255,808   7,291,517
  #*Banca Popolare dell'Emilia Romagna Scarl............    885,212   7,819,238
   *Banca Popolare dell'Etruria e del Lazio Scarl.......  1,721,840   1,377,038
  #*Banca Popolare di Milano Scarl...................... 77,876,899  52,290,200
    Banco di Desio e della Brianza SpA..................      3,548      10,516
   *Banco Popolare Scarl................................ 35,248,797  73,439,815
   *Brioschi Sviluppo Immobiliare SpA...................    321,266      42,618
  #*Buzzi Unicem SpA....................................    844,938  12,321,137
   *C.I.R. SpA - Compagnie Industriali Riunite..........  4,736,858   5,488,785
    Caltagirone Editore SpA.............................    713,490     851,278
    Caltagirone SpA.....................................    574,725   1,030,662
    Cementir Holding SpA................................  2,010,356   5,351,047
    Centrale del Latte di Torino & Co. SpA..............     49,339     121,286
   *Credito Emiliano SpA................................     49,641     296,960
    CSP International Fashion Group SpA.................    113,505     174,232
   *d'Amico International Shipping S.A..................     41,114      21,814
   *De Longhi SpA.......................................    986,729  15,934,548
   *DeA Capital SpA.....................................    350,605     674,368
   *Delclima SpA........................................    846,828     919,014
   *EEMS Italia SpA.....................................     16,478       8,212
   *ERG SpA.............................................        767       7,509
   *Eurotech SpA........................................    303,291     521,710
    Falck Renewables SpA................................    682,333     982,622
   *Finmeccanica SpA....................................  1,462,558   9,611,292
   *Fondiaria-Sai SpA...................................  7,002,324  12,415,699
    Gefran SpA..........................................    108,648     418,824
   *Gemina SpA..........................................  9,055,174  15,597,214
   *Gruppo Ceramiche Ricchetti SpA......................     47,890      13,285
   *I Grandi Viaggi SpA.................................    218,947     111,614
    Immsi SpA...........................................  2,196,925   1,729,251
    Industria Romagnola Conduttori Elettrici SpA........    142,112     280,074
   *Intek Group SpA.....................................  5,359,454   2,501,363
  #*Italcementi SpA.....................................  1,819,279  10,237,122
   *Italmobiliare SpA...................................    167,067   3,350,667
  #*Milano Assicurazioni SpA............................ 19,395,939  10,857,660
   *Monrif SpA..........................................    174,029      65,110
   *Montefibre SpA......................................    174,494      24,348
   *Pagnossin SpA.......................................     79,000          --
  #*Pirelli & C. SpA....................................    659,215   8,085,538
   *Poligrafici Editoriale SpA..........................    125,923      47,038
  #*Prelios SpA.........................................  8,982,654   1,092,743
  #*Premafin Finanziaria SpA............................  5,629,637   1,584,214
  #*Reno de Medici SpA..................................  3,169,031     618,935
   *Retelit SpA.........................................     45,691      31,359
   *Safilo Group SpA....................................    369,452   4,064,454
   *Snia SpA............................................    271,793      36,682
    Sol SpA.............................................     96,073     561,195
   *Uni Land SpA........................................     37,715          --
   *Unione di Banche Italiane ScpA......................    666,003   3,476,036
  #*Unipol Gruppo Finanziario SpA.......................  5,789,862  16,701,983

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
    Vianini Industria SpA...............................   168,842 $    241,281
    Vianini Lavori SpA..................................   344,977    1,633,967
                                                                   ------------
TOTAL ITALY.............................................            300,745,061
                                                                   ------------
JAPAN -- (21.2%)
   *77 Bank, Ltd. (The).................................   313,000    1,346,469
    A&D Co., Ltd........................................   108,200      445,951
   *Achilles Corp....................................... 1,722,000    2,541,934
   *Adeka Corp..........................................   578,600    4,958,671
    Agro-Kanesho Co., Ltd...............................    36,000      191,370
    Ahresty Corp........................................   459,700    2,596,065
   #Aichi Bank, Ltd. (The)..............................   200,900   10,540,639
    Aichi Corp..........................................    38,300      209,280
    Aichi Steel Corp....................................   852,000    3,738,276
   *Aida Engineering, Ltd...............................   646,300    4,895,371
   #Aigan Co., Ltd......................................   371,500    1,252,109
    Airport Facilities Co., Ltd.........................   531,900    2,685,456
    Aisan Industry Co., Ltd.............................   177,630    1,497,229
   *Aizawa Securities Co., Ltd..........................     2,500        8,975
   *Akita Bank, Ltd. (The).............................. 4,379,000   12,355,459
   #Alpen Co., Ltd......................................   295,900    5,395,009
    Alpha Corp..........................................    32,000      347,253
    Alpha Systems, Inc..................................    38,860      481,490
   *Alpine Electronics, Inc.............................   196,000    1,766,533
    Alps Logistics Co., Ltd.............................    26,900      270,388
   #Ando Corp........................................... 1,636,000    2,335,398
    AOC Holdings, Inc...................................   965,700    4,101,428
    AOI Electronic Co., Ltd.............................    35,000      633,506
   *AOKI Holdings, Inc..................................   245,061    5,890,095
   *Aomori Bank, Ltd. (The).............................   276,000      836,406
   *Aoyama Trading Co., Ltd............................. 1,396,199   27,402,472
    Arakawa Chemical Industries, Ltd....................   345,200    2,695,584
   *Arata Corp..........................................     5,000       19,028
    Araya Industrial Co., Ltd........................... 1,049,000    1,477,154
    Arisawa Manufacturing Co., Ltd......................   804,482    2,919,131
    Asahi Kogyosha Co., Ltd.............................   495,000    1,589,689
    Asahi Organic Chemicals Industry Co., Ltd........... 1,542,000    3,682,538
  #*Asanuma Corp........................................   897,000      765,478
    Asax Co., Ltd.......................................        13       17,296
   *Ashimori Industry Co., Ltd.......................... 1,036,000    1,486,439
    Asia Air Survey Co., Ltd............................    64,000      199,773
    ASKA Pharmaceutical Co., Ltd........................   496,000    3,414,866
    Asti Corp...........................................    24,000       56,645
    Asunaro Aoki Construction Co., Ltd..................   725,000    4,282,243
    Ataka Construction & Engineering Co., Ltd...........    25,000       95,901
    Atsugi Co., Ltd..................................... 5,237,000    6,583,859
   *Bank of Iwate, Ltd. (The)...........................   319,200   13,351,131
    Bank of Kochi, Ltd. (The)...........................    20,000       21,394
   #Bank of Nagoya, Ltd. (The).......................... 3,355,706   11,897,909
   *Bank of Okinawa, Ltd. (The).........................   136,750    5,353,755
    Bank of Saga, Ltd. (The)............................ 2,848,000    6,509,448
   *Bank of the Ryukyus, Ltd............................   839,900   10,469,946
    Belluna Co., Ltd....................................   594,112    4,448,243
  #*Best Denki Co., Ltd................................. 1,751,500    2,630,943
    Bunka Shutter Co., Ltd..............................   472,016    2,357,112
    Cawachi, Ltd........................................   353,400    7,272,356
   *Central Glass Co., Ltd.............................. 2,716,000    8,372,363
    Central Security Patrols Co., Ltd...................    34,000      318,060
   *Chiba Kogyo Bank, Ltd. (The)........................   203,600    1,599,841
   *Chiyoda Integre Co., Ltd............................    26,600      281,177
    Chofu Seisakusho Co., Ltd...........................   251,000    5,180,914

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   *Chubu Shiryo Co., Ltd................................   310,800 $ 1,780,959
    Chudenko Corp........................................   579,760   5,245,034
   *Chuetsu Pulp & Paper Co., Ltd........................ 2,033,000   3,753,239
    Chugoku Marine Paints, Ltd...........................   105,000     553,689
    Chukyo Bank, Ltd. (The).............................. 1,753,000   3,852,841
   #Chuo Denki Kogyo Co., Ltd............................   284,400   1,057,105
    Chuo Gyorui Co., Ltd.................................   626,000   1,414,168
    Chuo Spring Co., Ltd.................................   944,000   3,298,489
    Cleanup Corp.........................................   566,900   4,099,510
   *CMK Corp............................................. 1,100,500   4,107,968
   #Coca-Cola Central Japan Co., Ltd.....................   668,300   8,954,585
    Computer Engineering & Consulting, Ltd...............   226,500   1,385,575
    Corona Corp..........................................   382,500   4,982,141
    Cresco, Ltd..........................................    36,900     254,295
   #Cross Plus, Inc......................................    75,900     722,092
    CTI Engineering Co., Ltd.............................   260,400   1,758,774
   *Daibiru Corp.........................................    91,500     887,934
    Dai-Dan Co., Ltd.....................................   618,000   3,555,116
    Daido Kogyo Co., Ltd.................................   601,447   1,048,885
  #*Daiei, Inc. (The).................................... 2,680,350   6,091,985
   *Daihatsu Diesel Manufacturing Co., Ltd...............    14,000      55,028
    Daiho Corp........................................... 1,671,000   2,317,168
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd...............       500       7,775
    Dai-ichi Kogyo Seiyaku Co., Ltd......................   645,000   1,718,607
    Dai-ichi Seiko Co., Ltd..............................   105,900   1,497,754
    Daiki Aluminium Industry Co., Ltd....................   312,000     767,844
    Daimaruenawin Co., Ltd...............................    10,600      91,273
    Dainichi Co., Ltd....................................   273,500   2,890,874
    Daisan Bank, Ltd. (The)..............................   785,000   1,510,914
   *Daishi Bank, Ltd. (The).............................. 3,508,932  12,191,550
    Daishinku Corp.......................................   326,000     939,372
    Daito Bank, Ltd. (The)............................... 3,090,000   3,577,617
    Daiwa Industries, Ltd................................   296,000   1,630,966
    Daiwa Odakyu Construction Co., Ltd...................   100,500     244,549
    DC Co., Ltd..........................................   430,400   1,590,694
  #*DCM Holdings Co., Ltd................................ 1,256,700   8,259,978
   *Denyo Co., Ltd.......................................   113,700   1,376,618
    DMW Corp.............................................    58,800   1,013,722
   *Doutor Nichires Holdings Co., Ltd....................    42,500     600,601
    Dydo Drinco, Inc.....................................    41,000   1,651,394
    Dynic Corp...........................................   150,000     292,846
  #*Edion Corp........................................... 2,148,100  10,326,190
   *Ehime Bank, Ltd. (The)............................... 2,235,000   5,744,409
    Eidai Co., Ltd.......................................   246,000   1,003,865
   *Eighteenth Bank, Ltd. (The).......................... 3,839,000   9,988,238
    Eizo Nanao Corp......................................    28,200     450,178
    ESPEC Corp...........................................   468,500   3,751,905
    Excel Co., Ltd.......................................    76,400     665,818
    Faith, Inc...........................................     3,651     409,995
    Felissimo Corp.......................................     6,800      79,847
  #*Ferrotec Corp........................................   668,600   2,626,161
   *FIDEA Holdings Co., Ltd..............................   204,800     490,063
    Fine Sinter Co., Ltd.................................    84,000     251,427
   *First Baking Co., Ltd................................   128,000     123,028
    Fuji Soft, Inc.......................................     2,300      48,643
    Fujicco Co., Ltd.....................................   314,600   3,601,287
    Fujikura Kasei Co., Ltd..............................   105,900     446,691
    Fujikura Rubber, Ltd.................................    43,100     128,134
  #*Fujikura, Ltd........................................ 9,515,000  29,596,430
    Fujitsu Frontech, Ltd................................   392,600   2,310,626
    FuKoKu Co., Ltd......................................    31,700     287,414

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   #Fukuda Corp..........................................   477,000 $ 1,989,512
   *Fukui Bank, Ltd. (The)...............................   590,000   1,162,322
  #*Fukushima Bank, Ltd. (The)...........................   140,000     154,485
  #*Fukuyama Transporting Co., Ltd....................... 2,161,000  11,048,462
    Funai Electric Co., Ltd..............................     4,300      58,838
    Furuno Electric Co., Ltd.............................    26,300     142,502
    Furusato Industries, Ltd.............................    72,300     624,302
    Futaba Corp..........................................   850,800   9,042,654
   #Gakken Holdings Co., Ltd............................. 1,441,000   4,503,266
    Gecoss Corp..........................................   446,600   3,506,390
    Godo Steel, Ltd...................................... 3,881,000   7,799,716
    Goldcrest Co., Ltd...................................   390,050   7,423,568
   *Gourmet Kineya Co., Ltd..............................    68,000     473,550
    GSI Creos Corp.......................................   167,000     251,838
    Gun Ei Chemical Industry Co., Ltd.................... 1,364,000   3,520,113
   *Gunze, Ltd........................................... 4,390,000  11,750,394
    Hakuto Co., Ltd......................................   346,400   3,185,214
  #*Hanwa Co., Ltd.......................................   696,000   2,672,659
    Harima Chemicals, Inc................................   399,200   2,059,417
    Haruyama Trading Co., Ltd............................   279,600   1,496,067
  #*Heiwa Real Estate Co., Ltd...........................   671,100   9,078,851
   *Heiwado Co., Ltd.....................................   259,024   3,716,371
    Hibiya Engineering, Ltd..............................   709,800   7,908,017
    Higashi-Nippon Bank, Ltd............................. 2,641,000   6,532,585
   *Higo Bank, Ltd. (The)................................ 2,115,000  13,036,376
    HI-LEX Corp..........................................     5,700      93,605
    Hisaka Works, Ltd....................................   101,000     888,289
   *Hitachi Cable, Ltd...................................   574,000     890,427
    Hitachi Medical Corp.................................   651,000   9,604,830
    Hitachi Metals Techno, Ltd...........................    46,400     300,867
    Hodogaya Chemical Co., Ltd...........................   247,000     463,900
    Hokkaido Coca-Cola Bottling Co., Ltd.................   466,000   2,099,364
    Hokkan Holdings, Ltd.................................   979,000   2,867,333
   #Hokko Chemical Industry Co., Ltd.....................   392,000   1,138,805
   *Hokkoku Bank, Ltd. (The)............................. 3,942,159  16,206,654
   *Hokuetsu Bank, Ltd. (The)............................ 3,327,000   7,172,351
  #*Hokuetsu Kishu Paper Co., Ltd........................ 3,431,774  17,523,493
    Hokuriku Electrical Construction Co., Ltd............   197,000     627,520
    H-One Co., Ltd.......................................     9,500      98,911
    Hosiden Corp......................................... 1,278,600   7,001,640
   #Hurxley Corp.........................................    18,600     146,352
   *Hyakugo Bank, Ltd. (The)............................. 3,431,855  14,865,899
   *Hyakujishi Bank, Ltd. (The).......................... 2,014,000   7,536,446
    I Metal Technology Co., Ltd..........................   419,000     736,487
    Ichikawa Co., Ltd....................................   236,000     436,203
   #Ihara Chemical Industry Co., Ltd.....................   861,000   4,603,906
   #Imasen Electric Industrial Co., Ltd..................   146,999   1,763,522
    Impress Holdings, Inc................................    68,100     103,601
    Inaba Seisakusho Co., Ltd............................   108,700   1,315,125
   *Inabata & Co., Ltd................................... 1,178,200   7,949,197
   #Ines Corp............................................ 1,161,300   7,960,207
    Information Services International-Dentsu, Ltd.......   155,400   1,425,272
    Innotech Corp........................................   332,700   1,575,304
  #*Inui Steamship Co., Ltd..............................   672,500   2,306,468
   *Ishihara Sangyo Kaisha, Ltd.......................... 1,356,000   1,124,765
    Ishizuka Glass Co., Ltd..............................   656,000   1,102,737
   *IT Holdings Corp.....................................   601,000   8,539,613
   *Itochu Enex Co., Ltd.................................   852,400   4,589,801
    Itochu-Shokuhin Co., Ltd.............................    12,200     429,026
   *Itoham Foods, Inc.................................... 2,039,369   9,242,535
   #Itoki Corp...........................................   588,447   2,894,834

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Iwai Cosmo Holdings, Inc............................    303,800 $ 1,880,779
    Iwaki & Co., Ltd....................................    776,000   1,570,145
   *Iwasaki Electric Co., Ltd...........................    930,000   2,300,957
  #*Iwatsu Electric Co., Ltd............................  1,721,000   1,524,391
   *Iwatsuka Confectionery Co., Ltd.....................        100       4,538
    Izumiya Co., Ltd....................................  1,736,000   9,424,951
    Japan Carlit Co., Ltd...............................     91,800     472,961
   *Japan Digital Laboratory Co., Ltd...................    585,400   6,644,760
   #Japan Foundation Engineering Co., Ltd...............    523,700   1,861,469
   #Japan Medical Dynamic Marketing, Inc................    447,400   1,240,841
    Japan Oil Transportation Co., Ltd...................    576,000   1,288,734
  #*Japan Pulp & Paper Co., Ltd.........................  1,492,000   4,911,224
    Japan Transcity Corp................................    966,000   3,753,474
    Jidosha Buhin Kogyo Co., Ltd........................     44,000     200,291
    JIEC Co., Ltd.......................................         24      26,276
  #*Jimoto Holdings, Inc................................    120,800     285,487
    JK Holdings Co., Ltd................................      3,500      16,875
    JMS Co., Ltd........................................    704,000   2,901,921
   *Joban Kosan Co., Ltd................................    482,000     824,076
   *J-Oil Mills, Inc....................................    916,000   2,706,372
    Juroku Bank, Ltd....................................  2,284,000   7,993,640
    Kaga Electronics Co., Ltd...........................    239,800   2,014,869
   *Kagoshima Bank, Ltd. (The)..........................  2,651,500  17,069,531
   *Kamei Corp..........................................    751,000   6,526,052
    Kanaden Corp........................................    476,000   2,843,911
    Kanamoto Co., Ltd...................................     49,000     779,890
    Kandenko Co., Ltd...................................  2,385,000  10,689,536
   *Kanematsu Electronics, Ltd..........................     34,900     404,200
    Kanto Denka Kogyo Co., Ltd..........................    115,000     217,604
    Kanto Natural Gas Development Co., Ltd..............    601,000   3,321,915
    Katakura Chikkarin Co., Ltd.........................    250,000     604,309
    Katakura Industries Co., Ltd........................     33,800     330,476
  #*Kato Works Co., Ltd.................................  1,365,872   3,948,271
    KAWADA TECHNOLOGIES, Inc............................     10,900     196,878
    Kawasaki Kasei Chemicals, Ltd.......................    565,000     717,741
  #*Kawasaki Kisen Kaisha, Ltd.......................... 24,129,194  45,810,431
    Kawasumi Laboratories, Inc..........................    281,300   1,760,177
    Keihanshin Building Co., Ltd........................    137,400     745,276
    Keihin Co., Ltd. (The)..............................     65,000     100,341
   *Keiyo Bank, Ltd. (The)..............................    812,000   3,852,175
   *Kenedix, Inc........................................     41,074  12,831,882
   *KI Holdings Co., Ltd................................    273,000     417,990
    Kimura Unity Co, Ltd................................      1,600      14,586
    Kinki Sharyo Co., Ltd...............................    429,000   1,477,717
   *Kitagawa Iron Works Co., Ltd........................     47,000      79,119
   *Kita-Nippon Bank, Ltd. (The)........................    171,200   4,616,405
    Kitano Construction Corp............................    708,000   1,823,416
    Kitazawa Sangyo Co., Ltd............................    247,000     489,477
    Kito Corp...........................................        310     275,192
   *Kiyo Holdings, Inc..................................    209,000     308,925
    Koa Corp............................................    253,589   2,135,069
   #Kohnan Shoji Co., Ltd...............................    871,600  10,461,498
    Koike Sanso Kogyo Co., Ltd..........................      8,000      17,496
   #Kojima Co., Ltd.....................................    709,300   2,519,252
    Kokuyo Co., Ltd.....................................  1,974,611  13,599,306
   #KOMAIHALTEC, Inc....................................  1,071,000   2,917,580
    Komatsu Seiren Co., Ltd.............................    780,000   3,380,940
   #Komatsu Wall Industry Co., Ltd......................    154,200   2,722,411
    Komori Corp.........................................  1,463,200  15,995,707
    Konaka Co., Ltd.....................................    465,149   3,677,875
    Konishi Co., Ltd....................................    248,600   4,523,908

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   #Kosei Securities Co., Ltd............................   156,000 $   307,390
   #KRS Corp.............................................   167,700   1,718,739
    KU Holdings Co., Ltd.................................   182,900   1,142,555
   *Kumagai Gumi Co., Ltd................................ 1,244,000   1,640,259
   #Kumiai Chemical Industry Co., Ltd....................   632,519   3,561,774
    Kurabo Industries, Ltd............................... 5,626,000   9,522,499
    Kuroda Electric Co., Ltd.............................    66,400     810,950
    Kuroganeya Co., Ltd..................................    12,600      46,800
   #Kurosaki Harima Corp.................................   116,000     296,704
    Kyodo Printing Co., Ltd.............................. 1,888,000   5,219,953
    Kyoei Sangyo Co., Ltd................................   335,000     581,855
   #Kyoei Steel, Ltd.....................................   447,200   8,327,576
  #*Kyokuto Boeki Kaisha, Ltd............................   468,000     896,056
    Kyokuto Kaihatsu Kogyo Co., Ltd......................   849,250   9,568,722
   *Kyokuto Securities Co., Ltd..........................     4,900      61,141
   *Kyosan Electric Manufacturing Co., Ltd...............   343,000   1,160,561
    Kyowa Leather Cloth Co., Ltd.........................   375,300   1,168,011
    Kyudenko Corp........................................ 1,097,000   5,606,600
    LEC, Inc.............................................   151,000   1,738,692
   *Leopalace21 Corp.....................................   465,315   1,793,754
   *Lonseal Corp.........................................   306,000     351,405
   *Macnica, Inc.........................................   246,900   4,828,601
   *Maeda Corp........................................... 3,972,000  15,458,526
   *Maeda Road Construction Co., Ltd.....................   973,000  14,500,906
   #Maezawa Industries, Inc..............................   208,300     543,079
    Maezawa Kasei Industries Co., Ltd....................   227,500   2,211,687
    Maezawa Kyuso Industries Co., Ltd....................   135,000   1,798,987
    Marubun Corp.........................................   444,300   2,156,038
    Marudai Food Co., Ltd................................ 3,070,000  10,156,135
  #*Maruei Department Store Co., Ltd.....................   541,400     626,528
   #Maruetsu, Inc. (The).................................    53,000     170,986
    Marufuji Sheet Piling Co., Ltd.......................    74,000     191,789
    Marusan Securities Co., Ltd..........................   169,300   1,218,664
    Maruwn Corp..........................................   224,300     530,302
    Maruzen Co., Ltd.....................................    20,000     153,526
    Maruzen Showa Unyu Co., Ltd.......................... 1,385,000   4,003,302
    Matsui Construction Co., Ltd.........................   417,700   1,629,459
    Maxvalu Tokai Co., Ltd...............................    58,800     905,253
  #*Meiko Electronics Co., Ltd...........................    81,200     588,525
    Meisei Industrial Co., Ltd...........................    84,000     327,209
   *Meito Transportation Co., Ltd........................       300       2,062
    Meiwa Estate Co., Ltd................................   396,600   2,148,956
    Mesco, Inc...........................................    26,000     178,413
   *Michinoku Bank, Ltd. (The)........................... 2,738,000   5,743,724
   *Micronics Japan Co., Ltd.............................     2,900       9,146
    Mie Bank, Ltd. (The).................................   811,000   1,808,513
    Mikuni Coca-Cola Bottling Co., Ltd...................   547,600   5,626,230
    Mikuni Corp..........................................   164,000     329,678
    Mimasu Semiconductor Industry Co., Ltd...............   257,300   2,109,894
   *Minato Bank, Ltd. (The)..............................   536,000     937,625
   *Mirait Holdings Corp.................................   772,540   6,413,921
    Mitani Corp..........................................    54,800     807,357
    Mito Securities Co., Ltd............................. 1,344,000   4,552,732
   *Mitsuba Corp.........................................   317,000   2,016,569
    Mitsubishi Kakoki Kaisha, Ltd........................   168,000     316,973
   *Mitsubishi Paper Mills, Ltd.......................... 2,285,000   2,248,246
   *Mitsubishi Steel Manufacturing Co., Ltd..............   973,000   1,904,051
    Mitsui Engineering & Shipbuilding Co., Ltd........... 8,631,000  13,676,026
   *Mitsui High-Tec, Inc.................................   599,800   4,382,399
    Mitsui Knowledge Industry Co., Ltd...................     3,817     637,245
   *Mitsumi Electric Co., Ltd............................ 2,596,100  13,866,168

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
    Mitsumura Printing Co., Ltd.........................    111,000 $   321,274
   *Mitsuuroko Holdings Co., Ltd........................    795,000   4,290,865
    Miyachi Corp........................................      1,400      10,109
    Miyazaki Bank, Ltd. (The)...........................  3,313,260   8,485,323
    Miyoshi Oil & Fat Co., Ltd..........................  1,144,000   2,370,635
    Mizuno Corp.........................................    542,395   2,477,228
   *Morinaga Milk Industry Co., Ltd.....................     57,000     183,106
    Morita Holdings Corp................................     68,000     601,948
    Morozoff, Ltd.......................................    135,000     459,957
    Mory Industries, Inc................................    669,000   1,944,481
    Mr Max Corp.........................................    635,600   2,264,328
    Murakami Corp.......................................     19,000     256,935
   *Musashino Bank, Ltd.................................    419,900  14,360,770
   #Mutoh Holdings Co., Ltd.............................    174,000     453,609
   *Nafco Co., Ltd......................................     10,600     161,801
   *Nagano Bank, Ltd. (The).............................  1,705,000   3,076,839
   *Nagase & Co., Ltd...................................    284,000   3,100,056
    Nakabayashi Co., Ltd................................    957,000   2,012,353
   *Nakayama Steel Works, Ltd...........................  2,915,000   2,033,776
    Namura Shipbuilding Co., Ltd........................     94,100     396,013
   *Nanto Bank, Ltd. (The)..............................    242,000   1,052,100
    NEC Capital Solutions, Ltd..........................    221,000   3,338,827
    Neturen Co., Ltd....................................    380,800   2,566,529
    Nice Holdings, Inc..................................  1,642,000   4,342,305
    Nichia Steel Works, Ltd.............................    882,200   2,248,644
    Nichiban Co., Ltd...................................    616,000   1,892,208
   #Nichicon Corp.......................................    198,500   1,631,142
   *Nichiden Corp.......................................      1,100      25,728
   #Nichimo Co., Ltd....................................    869,000   1,957,213
    Nichireki Co., Ltd..................................    618,000   3,512,869
   #Nihon Eslead Corp...................................    213,948   2,267,258
    Nihon Kagaku Sangyo Co., Ltd........................     21,000     125,156
    Nihon Tokushu Toryo Co., Ltd........................     76,800     325,792
    Nihon Yamamura Glass Co., Ltd.......................  2,446,000   4,867,128
    Nikko Co., Ltd......................................    546,000   2,276,795
   *Nippo Corp..........................................  1,660,000  22,262,351
   *Nippon Beet Sugar Manufacturing Co., Ltd............  3,263,000   6,227,753
   #Nippon Carbide Industries Co., Inc..................    733,000   3,670,697
   *Nippon Chemical Industrial Co., Ltd.................  2,076,000   3,095,498
  #*Nippon Chemi-Con Corp...............................  3,131,000   6,668,259
    Nippon Chutetsukan K.K..............................    486,000   1,485,418
   #Nippon Concrete Industries Co., Ltd.................  1,084,000   3,801,822
    Nippon Denko Co., Ltd...............................  1,043,000   3,025,161
   *Nippon Densetsu Kogyo Co., Ltd......................    290,000   2,964,827
    Nippon Denwa Shisetsu Co., Ltd......................    850,000   2,525,859
    Nippon Felt Co., Ltd................................     73,100     336,548
    Nippon Fine Chemical Co., Ltd.......................    214,000   1,345,081
    Nippon Flour Mills Co., Ltd.........................  1,255,000   5,283,853
    Nippon Hume Corp....................................    582,000   3,184,799
  #*Nippon Kinzoku Co., Ltd.............................    411,000     589,125
   *Nippon Koei Co., Ltd................................  1,481,000   5,615,268
   *Nippon Konpo Unyu Soko Co., Ltd.....................  1,198,000  16,630,888
   *Nippon Light Metal Holdings Co., Ltd................  4,030,000   4,628,033
  #*Nippon Paper Group, Inc.............................     74,700   1,058,528
    Nippon Pillar Packing Co., Ltd......................    223,000   1,696,331
    Nippon Rietec Co., Ltd..............................     33,000     154,279
   *Nippon Road Co., Ltd. (The).........................  2,090,000   9,345,655
    Nippon Seiki Co., Ltd...............................     50,000     593,836
    Nippon Seisen Co., Ltd..............................     76,000     272,432
  #*Nippon Sheet Glass Co., Ltd......................... 13,486,000  15,720,403
   *Nippon Signal Co., Ltd..............................      2,100      14,560

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   *Nippon Soda Co., Ltd................................. 1,946,000 $ 8,834,068
    Nippon Steel Trading Co., Ltd........................     3,000       8,128
    Nippon Systemware Co., Ltd...........................   198,500     824,565
    Nippon Thompson Co., Ltd.............................   715,000   2,817,036
    Nippon Tungsten Co., Ltd.............................   182,000     305,883
  #*Nippon Yakin Kogyo Co., Ltd.......................... 4,525,000   6,542,195
    Nippon Yusoki Co., Ltd...............................    10,000      49,985
    Nishikawa Rubber Co., Ltd............................     2,300      27,339
    Nishimatsu Construction Co., Ltd..................... 7,748,073  14,416,178
    Nishio Rent All Co., Ltd.............................    28,100     415,504
   *Nishishiba Electric Co., Ltd.........................    28,100      36,529
    Nissei Plastic Industrial Co., Ltd...................   105,600     467,775
    Nisshin Fudosan Co., Ltd.............................   413,000   2,664,060
    Nisshin Oillio Group, Ltd. (The)..................... 1,752,000   6,388,793
   *Nisshin Steel Holdings Co., Ltd......................   335,000   2,506,668
  #*Nisshinbo Holdings, Inc..............................   648,000   4,919,801
    Nissin Corp..........................................   539,000   1,327,080
    Nissin Sugar Holdings Co., Ltd.......................   123,500   2,539,286
    Nissui Pharmaceutical Co., Ltd.......................   191,900   2,044,680
    Nittan Valve Co., Ltd................................   177,800     610,704
    Nittetsu Mining Co., Ltd............................. 1,942,000   8,657,287
   #Nitto FC Co., Ltd....................................   243,100   1,423,970
    Nitto Fuji Flour Milling Co., Ltd....................   370,000   1,269,843
    Nitto Seiko Co., Ltd.................................    66,000     205,426
   *Nohmi Bosai, Ltd.....................................   179,000   1,265,278
    Noritake Co., Ltd....................................   694,000   1,785,372
    Noritsu Koki Co., Ltd................................   518,300   2,254,281
   *North Pacific Bank, Ltd.............................. 3,173,200  10,176,465
   *NS United Kaiun Kaisha, Ltd.......................... 1,967,000   3,091,118
  #*NTN Corp............................................. 4,061,000  11,695,779
   #Obayashi Road Corp...................................   793,000   2,882,047
   *Ogaki Kyoritsu Bank, Ltd. (The)...................... 2,484,000   8,115,658
    Ohara, Inc...........................................   105,900     810,691
    Oie Sangyo Co., Ltd..................................     6,213      56,834
    Oita Bank, Ltd. (The)................................ 3,725,000  13,611,476
    Okabe Co., Ltd.......................................   173,700   1,278,198
  #*OKK Corp............................................. 2,056,000   2,989,437
   *Okumura Corp......................................... 3,056,000  11,997,137
    Okura Industrial Co., Ltd............................ 1,125,000   3,755,554
    Okuwa Co., Ltd.......................................   191,000   2,221,989
    Olympic Corp.........................................   372,700   3,180,568
    Onoken Co., Ltd......................................   305,800   2,835,573
   #Osaka Organic Chemical Industry, Ltd.................   136,400     577,024
   *Osaka Steel Co., Ltd.................................   594,600  10,228,591
    Otsuka Kagu, Ltd.....................................    22,800     198,033
   *OUG Holdings, Inc....................................    11,000      19,816
   *Oyo Corp.............................................   516,400   6,050,590
   *Pacific Industrial Co., Ltd.......................... 1,167,000   6,028,888
  #*Pacific Metals Co., Ltd.............................. 1,455,000   7,579,156
    Paltac Corp..........................................   132,700   1,654,112
  #*Parco Co., Ltd.......................................     1,800      18,681
   *Paris Miki Holdings, Inc.............................     1,900       9,922
    Piolax, Inc..........................................   254,500   6,109,810
  #*Renesas Electronics Corp.............................   192,900     580,707
  #*Renown, Inc.......................................... 1,372,560   2,158,289
    Rheon Automatic Machinery Co., Ltd...................   304,000     696,931
  #*Rhythm Watch Co., Ltd................................ 2,937,000   5,582,934
    Ricoh Leasing Co., Ltd...............................   215,200   5,902,328
    Right On Co., Ltd....................................   172,000   1,362,997
   #Riken Keiki Co., Ltd.................................   137,900     848,062
    Riken Technos Corp...................................   935,000   2,638,704

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Riken Vitamin Co., Ltd...............................    11,700 $   277,711
    Riso Kagaku Corp.....................................   277,182   5,496,377
    Roland Corp..........................................   145,400   1,320,992
   *Round One Corp....................................... 1,770,300  10,275,932
    Ryobi, Ltd...........................................   667,000   1,674,155
   *Ryoden Trading Co., Ltd..............................   842,000   5,326,652
   *Ryosan Co., Ltd......................................   753,900  14,672,055
    Ryoyo Electro Corp...................................   778,100   7,071,811
   *Sakai Chemical Industry Co., Ltd..................... 2,258,000   6,677,541
   #Sakai Heavy Industries, Ltd..........................   355,000   1,183,058
    Sakai Moving Service Co., Ltd........................       900      20,442
    Sakata INX Corp......................................   197,000   1,018,101
    Sala Corp............................................   240,200   1,295,137
    San Holdings, Inc....................................    74,400   1,085,707
    San-Ai Oil Co., Ltd.................................. 1,322,000   5,743,300
   *Sangetsu Co., Ltd....................................    17,800     447,181
  #*San-in Godo Bank, Ltd. (The)......................... 3,954,900  31,333,209
    Sanki Engineering Co., Ltd........................... 1,537,000   8,250,077
    Sankyo Seiko Co., Ltd................................   509,900   1,785,518
   *Sankyo Tateyama, Inc.................................    81,300   1,705,215
    Sanoh Industrial Co., Ltd............................   252,800   1,714,018
    Sanritsu Corp........................................   101,800     650,158
   *Sanshin Electronics Co., Ltd.........................   759,600   5,151,351
    Sanyo Engineering & Construction, Inc................   195,000     623,746
    Sanyo Housing Nagoya Co., Ltd........................        17      21,667
   #Sanyo Industries, Ltd................................   707,000   1,367,752
    Sanyo Shokai, Ltd....................................   201,628     550,990
   *Sanyo Special Steel Co., Ltd......................... 1,036,000   3,315,132
    Sasebo Heavy Industries Co., Ltd..................... 1,012,000   1,181,866
    Sato Shoji Corp......................................   177,200   1,171,768
    Satori Electric Co., Ltd.............................   286,060   1,397,582
    Saxa Holdings, Inc................................... 1,263,000   2,458,320
    Scroll Corp..........................................   668,400   2,002,265
    Seibu Electric Industry Co., Ltd.....................   320,000   1,409,888
  #*Seiko Epson Corp.....................................   965,400   9,746,328
   *Seino Holdings Co., Ltd.............................. 2,611,119  17,788,630
   *Sekisui Jushi Co., Ltd...............................   575,000   6,796,404
    Sekisui Plastics Co., Ltd............................ 1,232,000   2,994,599
   #Senko Co., Ltd....................................... 1,115,680   5,198,091
    Senshu Electric Co., Ltd.............................    56,600     641,750
   #Senshukai Co., Ltd...................................   315,900   1,925,372
   *Shibaura Electronics Co., Ltd........................       900      11,488
   *Shibaura Mechatronics Corp...........................   159,000     361,382
   *Shibusawa Warehouse Co., Ltd.........................   139,000     478,057
    Shibuya Kogyo Co., Ltd...............................    73,300     707,276
   *Shiga Bank, Ltd......................................   275,000   1,595,308
    Shikibo, Ltd......................................... 3,767,000   4,695,032
    Shikoku Bank, Ltd.................................... 1,600,000   4,160,815
  #*Shima Seiki Manufacturing Co., Ltd...................    61,700   1,217,640
   *Shimachu Co., Ltd....................................   804,600  17,025,922
   *SHIMANE BANK, Ltd. (The).............................       500       6,681
    Shimizu Bank, Ltd....................................   196,900   5,871,127
    Shin Nippon Air Technologies Co., Ltd................   328,820   1,886,843
    Shinagawa Refractories Co., Ltd...................... 1,094,000   2,537,502
   *Shin-Etsu Polymer Co., Ltd...........................   490,300   1,888,048
   #Shinkawa, Ltd........................................   208,700   1,068,911
   *Shinko Electric Industries Co., Ltd..................   124,600     953,434
   *Shinko Shoji Co., Ltd................................   508,500   4,563,368
    Shinko Wire Co., Ltd.................................   524,000     909,174
  #*Shinmaywa Industries, Ltd............................ 2,777,000  18,451,897
    Shinnihon Corp.......................................   432,700   1,167,483

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Shinsho Corp.........................................   159,000 $   327,383
    Shiroki Corp.........................................   120,000     315,341
    Shobunsha Publications, Inc..........................    79,100     510,209
   #Shoei Foods Corp.....................................   178,000   1,213,517
   *Showa Corp...........................................   621,500   6,677,616
    Sinanen Co., Ltd.....................................   896,000   3,703,590
    Sintokogio, Ltd......................................   492,362   3,602,159
   *SKY Perfect JSAT Holdings, Inc.......................     9,244   4,338,238
    SNT Corp.............................................   635,600   2,798,837
    Soda Nikka Co., Ltd..................................   328,000   1,414,313
    Soft99 Corp..........................................    36,300     228,001
    Somar Corp...........................................   141,000     290,334
    Space Co., Ltd.......................................    18,760     136,849
    SPK Corp.............................................     1,418      24,272
    Subaru Enterprise Co., Ltd...........................   247,000     893,032
    Sugimoto & Co., Ltd..................................   114,200   1,004,707
   *Sumikin Bussan Corp.................................. 1,235,000   3,935,847
    Suminoe Textile Co., Ltd............................. 1,395,000   3,326,463
   *Sumitomo Densetsu Co., Ltd...........................   328,800   3,561,909
    Sumitomo Pipe & Tube Co., Ltd........................   617,300   5,089,477
    Sumitomo Precision Products Co., Ltd.................    18,000      81,297
   *Sumitomo Warehouse Co., Ltd..........................   549,000   2,758,031
   *Suncall Corp.........................................     4,000      20,181
    Suzuden Corp.........................................     2,100      10,914
  #*SWCC Showa Holdings Co., Ltd......................... 6,364,000   5,825,278
   *T&K Toka Co., Ltd....................................     3,500      58,965
    T. RAD Co., Ltd......................................   241,000     617,348
    Tachibana Eletech Co., Ltd...........................   265,400   2,342,416
   #Tachikawa Corp.......................................   188,400     952,209
   *Taihei Dengyo Kaisha, Ltd............................   854,000   4,957,346
    Taihei Kogyo Co., Ltd................................   640,000   2,569,309
    Taiheiyo Kouhatsu, Inc............................... 2,035,000   2,160,650
   #Taiho Kogyo Co., Ltd.................................   444,300   5,348,877
   #Taiko Bank, Ltd. (The)...............................   219,000     557,717
    Takachiho Koheki Co., Ltd............................       400       3,944
   *Takagi Securities Co., Ltd...........................   736,000   1,611,779
    Takamatsu Construction Group Co., Ltd................    37,900     566,367
    Takano Co., Ltd......................................   290,900   1,386,521
   *Takaoka Toko Holdings Co., Ltd.......................    37,244     627,838
   *Takara Standard Co., Ltd.............................   897,105   6,357,663
   *Takasago Thermal Engineering Co., Ltd................   465,800   3,599,283
    Take & Give Needs Co., Ltd...........................    18,682   1,953,028
   *Takeuchi Manufacturing Co., Ltd......................    39,500     689,821
    Takigami Steel Construction Co., Ltd.................   194,000     536,320
    Takiron Co., Ltd..................................... 1,090,000   4,188,080
   #Tamura Corp.......................................... 1,107,948   2,457,138
    Tayca Corp...........................................   792,000   2,419,155
    TBK Co., Ltd.........................................   519,000   2,951,133
    TECHNO ASSOCIE Co., Ltd..............................   171,900   1,372,209
   #Techno Ryowa, Ltd....................................   229,770   1,051,173
    Teikoku Tsushin Kogyo Co., Ltd.......................   745,000   1,388,827
  #*Tekken Corp.......................................... 3,048,000   4,726,434
   *Ten Allied Co., Ltd..................................   133,500     446,477
    Tenma Corp...........................................   573,900   5,906,796
    Teraoka Seisakusho Co., Ltd..........................   169,100     661,801
    Tigers Polymer Corp..................................   311,600   1,066,822
    Toa Corp............................................. 5,765,000   8,963,880
    Toa Oil Co., Ltd.....................................   835,000     904,062
    TOA ROAD Corp........................................   976,000   3,271,223
    Toabo Corp...........................................   293,000     223,962
    Tochigi Bank, Ltd.................................... 2,718,000  10,104,083

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
   *Toda Corp...........................................  5,130,000 $14,056,602
   *Toda Kogyo Corp.....................................     51,000     203,357
   *Toei Co., Ltd.......................................    150,000     806,824
    Toenec Corp.........................................  1,091,000   5,760,310
   *Toho Bank, Ltd......................................  4,051,000  12,833,124
    Tohoku Bank, Ltd. (The).............................  1,451,000   2,414,270
   *Tohokushinsha Film Corp.............................      5,200      40,549
   #Tohto Suisan Co., Ltd...............................    734,000   1,210,725
    Tokai Carbon Co., Ltd...............................    202,000     800,552
    Tokai Lease Co., Ltd................................    619,000   1,307,088
   *Tokai Rubber Industries, Ltd........................     15,700     161,935
   *Tokushu Tokai Paper Co., Ltd........................  1,503,220   3,594,100
  #*Tokuyama Corp....................................... 10,164,000  20,258,513
    Tokyo Energy & Systems, Inc.........................    615,000   3,214,656
    Tokyo Keiki, Inc....................................    370,000     792,119
    Tokyo Ohka Kogyo Co., Ltd...........................    253,900   4,941,465
  #*Tokyo Rope Manufacturing Co., Ltd...................    656,000     939,071
    Tokyo Sangyo Co., Ltd...............................    526,500   1,650,916
    Tokyo Soir Co., Ltd.................................    157,000     397,609
   *Tokyo Steel Manufacturing Co., Ltd..................  3,410,500  17,879,184
    Tokyo Tekko Co., Ltd................................  1,009,000   4,282,226
   *Tokyo Tomin Bank, Ltd...............................    584,300   5,914,862
   #Tokyotokeiba Co., Ltd...............................      5,000      12,049
   *Tokyu Construction Co., Ltd.........................     28,300      71,682
    Tokyu Recreation Co., Ltd...........................    256,328   1,317,545
    Toli Corp...........................................  1,004,000   2,422,770
    Tomato Bank, Ltd....................................  1,271,000   2,513,152
    Tomen Devices Corp..................................        500      10,058
    Tomen Electronics Corp..............................    263,600   3,347,846
   #Tomoe Corp..........................................    895,900   3,568,970
   *Tomoku Co., Ltd.....................................  1,308,000   3,816,617
   *TOMONY Holdings, Inc................................  3,060,900  13,285,437
    Tonami Holdings Co., Ltd............................  1,540,000   3,134,371
    Toppan Forms Co., Ltd...............................    684,300   6,388,510
   *Topre Corp..........................................    272,900   2,638,802
   #Topy Industries, Ltd................................  3,094,000   7,267,382
    Torii Pharmaceutical Co., Ltd.......................    306,700   7,584,877
    Torishima Pump Manufacturing Co., Ltd...............      2,400      20,884
    Tosei Corp..........................................      3,529   2,772,457
    Tosho Printing Co., Ltd.............................    777,000   1,257,849
    Totetsu Kogyo Co., Ltd..............................    295,930   4,227,044
    Tottori Bank, Ltd...................................  1,064,000   2,160,269
   *Touei Housing Corp..................................     56,100     800,397
    Towa Bank, Ltd......................................  1,451,000   1,631,774
   *Toyo Ink SC Holdings Co., Ltd.......................  1,149,000   5,034,201
    Toyo Kohan Co., Ltd.................................  2,110,000   7,455,510
    Toyo Securities Co., Ltd............................  1,783,000   4,867,887
    Toyo Tire & Rubber Co., Ltd.........................  1,002,795   3,456,048
   #Toyo Wharf & Warehouse Co., Ltd.....................    982,000   1,635,998
   *Trusco Nakayama Corp................................    174,339   3,234,535
  #*TSI Holdings Co., Ltd...............................  2,261,820  12,038,252
    Tsubakimoto Kogyo Co., Ltd..........................     33,000      90,608
  #*Tsudakoma Corp......................................  1,174,000   2,371,715
   *Tsukishima Kikai Co., Ltd...........................    371,000   3,334,792
    Tsukuba Bank, Ltd. (The)............................  1,016,267   3,764,752
    Tsurumi Manufacturing Co., Ltd......................    307,000   2,466,786
    Tsutsumi Jewelry Co., Ltd...........................    264,300   6,497,008
    TTK Co., Ltd........................................    136,000     632,075
    TV Asahi Corp.......................................    127,000   1,958,974
    TV Tokyo Holdings Corp..............................    102,900   1,117,261
    TYK Corp............................................    690,000   1,241,072

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Ube Material Industries, Ltd......................    68,000 $      167,817
   #Uchida Yoko Co., Ltd.............................. 1,218,000      3,409,617
    Ueki Corp.........................................   144,000        306,509
   *UKC Holdings Corp.................................    88,300      1,843,895
  #*Ulvac, Inc........................................   686,600      6,116,889
    Uniden Corp....................................... 1,639,000      4,092,825
   #Union Tool Co.....................................     4,600         87,763
    U-Shin, Ltd.......................................   634,200      4,854,613
   *Village Vanguard Co., Ltd.........................       113        144,132
   *Vital KSK Holdings, Inc...........................   266,215      2,573,136
   *Wakita & Co., Ltd.................................   199,000      1,762,908
    Warabeya Nichiyo Co., Ltd.........................   169,400      2,785,019
    Watabe Wedding Corp...............................    26,700        206,583
    Wood One Co., Ltd.................................   564,000      1,866,036
    Y. A. C. Co., Ltd.................................    80,500        437,500
   *Yachiyo Bank, Ltd. (The)..........................   130,275      3,091,121
   *Yachiyo Industry Co., Ltd.........................     2,900         21,366
    Yahagi Construction Co., Ltd......................    13,200         62,931
    Yaizu Suisankagaku Industry Co., Ltd..............     8,200         71,140
    Yamabiko Corp.....................................   177,974      2,957,297
    Yamagata Bank, Ltd................................ 1,763,000      7,889,445
   *Yamaichi Electronics Co., Ltd.....................   192,400        344,153
   *Yamanashi Chuo Bank, Ltd.......................... 2,921,000     11,856,931
   *Yamatane Corp.....................................    28,000         48,568
    Yamato Corp.......................................   336,000      1,127,645
    Yamato International, Inc.........................    13,800         60,142
    Yamaura Corp......................................   124,000        395,053
    Yamazawa Co., Ltd.................................     2,200         36,457
   *Yashima Denki Co., Ltd............................     3,500         14,743
    Yasuda Warehouse Co., Ltd. (The)..................   163,100      1,190,275
    Yellow Hat, Ltd...................................   229,600      3,460,258
   *Yodogawa Steel Works, Ltd......................... 3,691,000     13,143,216
   *Yokogawa Bridge Holdings Corp.....................   712,000      6,827,783
   #Yokohama Reito Co., Ltd........................... 1,150,400      8,081,751
    Yokowo Co., Ltd...................................    13,300         60,014
    Yondenko Corp.....................................   443,650      1,589,779
    Yonekyu Corp......................................   271,600      2,804,282
    Yonex Co., Ltd....................................   149,000        826,010
    Yuasa Funashoku Co., Ltd..........................   532,000      1,197,584
    Yuken Kogyo Co., Ltd..............................    26,000         46,135
    Yurtec Corp....................................... 1,119,000      3,735,170
    Yusen Logistics Co., Ltd..........................     8,200         80,144
   #Zojirushi Corp....................................    22,000         71,314
    Zuken, Inc........................................    37,800        230,784
                                                                 --------------
TOTAL JAPAN...........................................            2,207,227,875
                                                                 --------------
NETHERLANDS -- (1.6%)
  #*AMG Advanced Metallurgical Group NV...............    20,650        187,949
   #APERAM NV......................................... 1,381,399     20,026,680
    Ballast Nedam NV..................................     9,138        143,831
    Batenburg Techniek NV.............................     5,522        101,273
   #BE Semiconductor Industries NV....................   815,793      6,538,528
   *BinckBank NV......................................   215,914      2,089,885
   *Crown Van Gelder NV...............................    45,763        298,075
  #*CSM NV............................................   895,162     20,723,052
   *Delta Lloyd NV.................................... 1,993,917     39,274,025
   *Grontmij NV.......................................   215,628        958,351
  #*Heijmans NV.......................................   439,595      4,705,530
   *Hunter Douglas NV.................................       277         12,418
    ICT Automatisering NV.............................     1,183          5,084
  #*Kardan NV.........................................   185,794        197,375

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
    KAS Bank NV.........................................   274,238 $  3,281,107
    Kendrion NV.........................................     6,717      169,349
  #*Koninklijke Bam Groep NV............................ 6,604,791   27,617,000
   *Koninklijke Ten Cate NV.............................   112,607    3,052,117
  #*Koninklijke Wessanen NV.............................   707,623    2,225,615
    Macintosh Retail Group NV...........................     7,600       88,735
    Mediq NV............................................    69,513    1,313,259
   *Nutreco NV..........................................    15,271    1,353,695
  #*Ordina NV........................................... 1,709,931    2,740,050
    Royal Reesink NV....................................     1,348      146,527
  #*SNS Reaal Groep NV.................................. 4,344,025    4,965,319
    Telegraaf Media Groep NV............................    78,837      937,402
  #*TKH Group NV........................................    13,767      375,854
  #*TomTom NV........................................... 2,195,755   11,387,887
    USG People NV....................................... 1,834,102   15,609,918
    Van Lanschot NV.....................................        57        1,138
   *Xeikon NV...........................................    67,043      384,329
                                                                   ------------
TOTAL NETHERLANDS.......................................            170,911,357
                                                                   ------------
NEW ZEALAND -- (0.4%)
   *Abano Healthcare Group, Ltd.........................       754        4,016
   *Air New Zealand, Ltd................................ 8,872,738    9,291,148
   *Auckland International Airport, Ltd................. 1,002,942    2,387,266
   *Cavalier Corp., Ltd.................................     3,143        4,991
    CDL Investments New Zealand, Ltd....................   655,393      280,190
    Colonial Motor Co., Ltd.............................   243,551      816,146
    Heartland New Zealand, Ltd..........................   560,881      320,341
    Kathmandu Holdings, Ltd.............................     8,970       16,639
    Millennium & Copthorne Hotels (New Zealand), Ltd.... 2,998,736    1,411,856
    New Zealand Oil & Gas, Ltd.......................... 2,060,818    1,564,606
    New Zealand Refining Co., Ltd.......................    18,493       40,967
    Northland Port Corp. (New Zealand), Ltd.............    24,300       50,929
  #*Nuplex Industries, Ltd.............................. 2,608,272    7,225,679
   *Pyne Gould Guinness, Ltd............................ 1,974,680      728,920
  #*Rakon, Ltd..........................................   879,989      265,539
   *Richina Pacific, Ltd................................   832,183      251,413
   *Rubicon, Ltd........................................ 3,767,301      952,680
   #Sanford, Ltd........................................ 1,099,644    4,020,029
    Sky Network Television, Ltd.........................   223,128      970,094
   #Steel & Tube Holdings, Ltd..........................   107,481      227,302
   *Tenon, Ltd..........................................   165,000      150,558
    Tourism Holdings, Ltd...............................   870,292      532,038
   *Tower, Ltd.......................................... 3,837,459    6,220,318
                                                                   ------------
TOTAL NEW ZEALAND.......................................             37,733,665
                                                                   ------------
NORWAY -- (1.0%)
   *Aker ASA Series A...................................    78,631    3,353,095
  #*Archer, Ltd......................................... 1,409,654    1,630,712
   *Austevoll Seafood ASA...............................   475,783    2,706,500
   *Bonheur ASA.........................................   221,052    5,808,615
   #BW Offshore, Ltd.................................... 3,130,002    3,227,099
   *BWG Homes ASA.......................................   848,458    1,958,647
   *Cermaq ASA..........................................    78,854    1,355,809
   *Det Norske Oljeselskap ASA..........................    40,883      641,293
   *Dockwise, Ltd.......................................   198,690    5,009,117
  #*DOF ASA.............................................   512,065    2,421,225
   *Eltek ASA........................................... 1,447,385      993,667
    EVRY ASA............................................   235,318      356,608
    Farstad Shipping ASA................................   207,709    5,257,429
  #*Frontline, Ltd......................................   537,534    1,880,809
    Ganger Rolf ASA.....................................   402,700    9,894,783

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
NORWAY -- (Continued)
   *Golden Ocean Group, Ltd...........................   4,416,600 $  4,437,615
   *Grieg Seafood ASA.................................      96,248      220,369
   *Havila Shipping ASA...............................      28,300      130,588
  #*Kongsberg Automotive Holding ASA..................   8,992,432    2,544,736
  #*Norske Skogindustrier ASA Series A................   3,878,718    2,794,889
  #*Norwegian Energy Co. ASA..........................   4,279,038    3,797,797
   *Odfjell ASA Series A..............................     245,889    1,212,840
  #*Panoro Energy ASA.................................   2,099,690    1,072,349
  #*Renewable Energy Corp. ASA........................  12,222,748    2,372,555
   *Scana Industrier ASA..............................      38,736        3,485
  #*Sevan Drilling AS.................................   1,629,535    1,170,476
   *Sevan Marine ASA..................................     589,018    2,280,415
   *Siem Offshore, Inc. ASA...........................     180,293      271,524
    Solstad Offshore ASA..............................     359,703    6,896,879
  #*Songa Offshore SE.................................   3,656,579    3,704,311
    SpareBank 1 SMN...................................   1,826,313   13,875,926
    Stolt-Nielsen, Ltd................................      13,180      281,245
   *Storebrand ASA....................................     352,972    1,806,978
    TTS Marine ASA....................................      73,434      127,147
    Wilh Wilhelmsen Holding ASA.......................     253,146    8,124,727
                                                                   ------------
TOTAL NORWAY..........................................              103,622,259
                                                                   ------------
PORTUGAL -- (0.3%)
  #*Banco Comercial Portugues SA...................... 179,490,833   24,171,517
   *Banco Espirito Santo SA...........................     618,194      876,732
   *BANIF - Banco Internacional do Funchal SA.........   1,868,197      322,151
    Corticeira Amorim SGPS SA.........................   2,092,408    5,511,939
   *INAPA - Investimentos Participacoes e Gestao SA...   1,719,139      515,216
   *Martifer SGPS SA..................................       4,950        4,640
   *Papelaria Fernandes-Industria e Comercia SA.......       2,000           --
   *ParaRede SGPS SA..................................     294,021       63,847
   *Sociedade de Investimento e Gestao SGPS SA........      41,921      404,114
   *Sonae Capital SGPS SA.............................      12,166        3,287
  #*Sonae Industria SGPS SA...........................   1,299,009    1,070,886
   *Sonaecom SGPS SA..................................   1,251,851    2,498,957
    Sumol & Compal SA.................................      54,580       83,073
                                                                   ------------
TOTAL PORTUGAL........................................               35,526,359
                                                                   ------------
RUSSIA -- (0.1%)
  #*Alliance Oil Co., Ltd. SDR........................   1,209,725   10,589,751
  #*Black Earth Farming, Ltd. SDR.....................      16,608       27,129
                                                                   ------------
TOTAL RUSSIA..........................................               10,616,880
                                                                   ------------
SINGAPORE -- (1.7%)
   *Abterra, Ltd......................................      52,000       30,279
   #ASL Marine Holdings, Ltd..........................     945,800      553,696
    Bonvests Holdings, Ltd............................   1,338,280    1,260,550
   #Broadway Industrial Group, Ltd....................   3,000,000      848,678
    China Merchants Holdings Pacific, Ltd.............   1,158,000      843,411
  #*Chip Eng Seng Corp., Ltd..........................   9,703,198    6,025,859
    Chuan Hup Holdings, Ltd...........................   7,757,000    1,910,219
    Creative Technology, Ltd..........................     829,000    2,060,294
    CSC Holdings, Ltd.................................     214,000       21,484
  #*Delong Holdings, Ltd..............................     602,000      289,938
    DMX Technologies Group, Ltd.......................   2,813,000      590,266
    EnGro Corp, Ltd...................................     115,500       89,126
   *Excel Machine Tools, Ltd..........................     473,000           --
  #*Ezra Holdings, Ltd................................   7,587,000    7,288,056
   *Falcon Energy Group, Ltd..........................     173,000       42,728
    Freight Links Express Holdings, Ltd...............   3,237,421      196,520

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
SINGAPORE -- (Continued)
    GK Goh Holdings, Ltd................................  2,295,000 $ 1,510,120
    GP Batteries International, Ltd.....................    259,000     217,917
    GP Industries, Ltd..................................  2,169,808     834,076
    Guthrie GTS, Ltd....................................  3,625,000   2,006,326
    Hanwell Holdings, Ltd...............................  6,729,043   1,690,120
    Ho Bee Investment, Ltd..............................  6,991,000  10,791,461
   *Hong Fok Corp., Ltd.................................  6,823,000   3,360,592
   *Hong Fok Land, Ltd..................................  4,248,000       5,477
    Hong Leong Asia, Ltd................................    703,000     962,555
   #Hotel Grand Central, Ltd............................  2,500,086   1,878,964
  #*Hotel Properties, Ltd...............................  2,511,500   6,476,075
    Hour Glass, Ltd.....................................    466,320     661,933
   *Huan Hsin Holdings, Ltd.............................    722,000      33,334
    HupSteel, Ltd.......................................     29,000       5,503
    Hwa Hong Corp., Ltd.................................  1,160,000     346,998
    InnoTek, Ltd........................................  4,171,000   1,263,643
    IPC Corp., Ltd...................................... 11,816,000   1,661,565
    Isetan (Singapore), Ltd.............................    171,000     676,187
   *Jaya Holdings, Ltd..................................  2,760,000   1,585,612
   *Jurong Technologies Industrial Corp., Ltd...........  3,391,000          --
    K1 Ventures, Ltd.................................... 14,497,000   1,977,979
    Kian Ann Engineering, Ltd...........................    111,500      39,189
   *Koh Brothers Group, Ltd.............................    331,000      83,028
    LC Development, Ltd.................................  6,093,960     797,813
    Lee Kim Tah Holdings, Ltd...........................  2,313,000   1,477,975
   *Li Heng Chemical Fibre Technologies, Ltd............ 11,463,000   1,298,067
   *Lian Beng Group, Ltd................................    560,000     194,463
    Lion Asiapac, Ltd...................................    105,000      15,959
   *Low Keng Huat Singapore, Ltd........................     85,000      46,326
    Lum Chang Holdings, Ltd.............................  1,311,000     371,098
    Memtech International, Ltd..........................  1,997,000     133,770
   #Mercator Lines Singapore, Ltd.......................    777,000      84,105
   *Mermaid Maritime PCL (Foreign)......................    384,000     125,493
   #Metro Holdings, Ltd................................. 10,849,960   8,204,298
   #Midas Holdings, Ltd................................. 22,479,000   9,894,282
    NSL, Ltd............................................    671,000     813,657
   *Oceanus Group, Ltd.................................. 13,760,000     653,978
   #Orchard Parade Holdings, Ltd........................  5,199,720   9,284,953
  #*Otto Marine, Ltd.................................... 14,938,500   1,123,217
  #*Overseas Union Enterprise, Ltd......................  1,222,000   2,944,999
    Pan Pacific Hotels Group, Ltd.......................    687,000   1,310,926
   *Penguin International, Ltd..........................    863,250      57,756
    Popular Holdings, Ltd...............................  8,176,250   1,650,755
    QAF, Ltd............................................  3,643,533   2,441,920
  #*Raffles Education Corp., Ltd........................ 13,567,200   3,946,723
    Rotary Engineering, Ltd.............................     55,000      26,247
   *S I2I, Ltd.......................................... 21,388,000     484,167
    San Teh, Ltd........................................  1,017,800     284,563
   *Sapphire Corp., Ltd.................................    657,000      68,046
    Sinarmas Land, Ltd..................................    335,000      94,062
   *Sing Holdings, Ltd..................................    142,000      47,007
    Sing Investments & Finance, Ltd.....................     84,000      95,724
    Singapore Land, Ltd.................................  1,158,806   7,013,024
    Singapore Reinsurance Corp., Ltd....................  3,080,110     610,411
    Singapore Shipping Corp., Ltd.......................  1,241,000     261,053
    Singapura Finance, Ltd..............................    105,000     131,377
   *Sinostar PEC Holdings, Ltd..........................     50,000       4,687
   *Stamford Land Corp., Ltd............................  3,882,000   1,851,111
    Sunningdale Tech, Ltd...............................  8,648,000     979,453
  #*Sunvic Chemical Holdings, Ltd.......................  7,229,000   2,978,334
   #Swiber Holdings, Ltd................................ 14,835,000   8,334,118

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (Continued)
    Tat Hong Holdings, Ltd.............................    323,000 $    401,817
    Tiong Woon Corp. Holding, Ltd......................  5,454,500    1,585,719
  #*Triyards Holdings, Ltd.............................     32,899       21,906
  #*Tuan Sing Holdings, Ltd............................ 17,271,101    5,165,896
    UMS Holdings, Ltd..................................  2,329,000      866,144
  #*United Engineers, Ltd..............................  4,521,666   12,391,842
    United Envirotech, Ltd.............................    206,000      104,479
   *United Industrial Corp., Ltd.......................  4,387,946    9,891,784
    WBL Corp., Ltd.....................................    177,500      633,880
    Wheelock Properties, Ltd...........................  2,365,000    3,763,371
    Wing Tai Holdings, Ltd.............................  8,967,054   13,786,291
   *Yeo Hiap Seng, Ltd.................................  1,029,456    2,627,376
    YHI International, Ltd.............................     31,000        8,281
                                                                   ------------
TOTAL SINGAPORE........................................             181,504,461
                                                                   ------------
SPAIN -- (1.5%)
   #Abengoa SA.........................................    617,445    1,859,582
  #*Abengoa SA Series B................................  1,877,836    5,030,123
   *Acciona SA.........................................      8,057      648,212
   *Adolfo Dominguez SA................................     17,934      111,407
    Adveo Group International SA.......................    163,298    2,370,658
  #*BanCo.Espanol de Credito SA........................    171,976      884,780
  #*Bankinter SA.......................................  6,483,932   35,289,641
   *Baron de Ley SA....................................     22,417    1,464,757
  #*Caja de Ahorros del Mediterraneo SA................    298,813           --
  #*Campofrio Food Group SA............................     99,309      647,497
  #*Cementos Portland Valderrivas SA...................    191,424    1,022,132
  #*Deoleo SA..........................................  8,599,104    3,455,635
    Dinamia Capital Privado Sociedad de Capital
      Riesgo SA........................................     44,356      305,428
   *Dogi International Fabrics SA......................    191,727           --
  #*Ebro Foods SA......................................    171,544    3,477,873
   *Ence Energia y Celulosa SA.........................  3,748,532   11,224,811
   *Ercros SA..........................................  1,667,911    1,168,797
   *Espanola del ZInc.SA...............................     53,703       76,563
   *Fersa Energias Renovables SA.......................    264,005      127,209
    Fluidra SA.........................................     94,895      346,443
  #*Fomento de Construcciones y Contratas SA...........    638,477    8,643,196
  #*Gamesa Corp.Tecnologica SA.........................  6,951,870   16,436,509
   *Grupo Catalana Occidente SA........................     62,916    1,353,812
   *Grupo Ezentis SA (5762253).........................    926,395      214,510
   *Grupo Ezentis SA (B9GRG21).........................    395,410       91,807
   *Grupo Tavex SA.....................................    284,658       90,829
    Iberpapel Gestion SA...............................    107,514    2,062,425
   *La Seda de Barcelona SA............................      1,190        2,009
  #*Melia Hotels International SA......................  1,255,417   10,249,791
    Miquel y Costas & Miquel SA........................     28,317      905,506
   *Natra SA...........................................      6,477       11,741
  #*NH Hoteles SA......................................  3,122,660   12,275,592
   *Nicolas Correa SA..................................     80,362       90,203
    Papeles y Cartones de Europa SA....................    734,599    2,546,260
    Pescanova SA.......................................    308,625    6,928,264
  #*Promotora de Informaciones SA Series A.............  7,322,195    2,733,795
  #*Realia Business SA.................................    827,193    1,057,746
  #*Sacyr Vallehermoso SA..............................  5,043,104   11,586,622
   *Service Point Solutions SA.........................    148,473       28,571
   *Sociedad Nacional Industrias Aplicaciones
     Celulosa Espanola SA..............................  1,003,478      928,029
   *Solaria Energia y Medio Ambiente SA................    876,126      948,622
    Telecomunicaciones y Energia SA....................     27,445       48,106
   *Tubacex SA.........................................     30,159      102,727
   *Vocento SA.........................................     14,029       23,011

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SPAIN -- (Continued)
  #*Vueling Airlines SA................................    371,595 $  3,927,374
                                                                   ------------
TOTAL SPAIN............................................             152,798,605
                                                                   ------------
SWEDEN -- (3.3%)
   *Acando AB..........................................    879,038    2,180,722
   #AddNode Group AB...................................     37,990      236,402
   *AF AB Series B.....................................     43,775    1,059,850
   *Anoto Group AB.....................................    253,288      101,548
   *Arise Windpower AB.................................     45,446      189,214
    B&B Tools AB Series B..............................    145,390    1,590,723
    BE Group AB........................................    157,878      479,180
    Beijer Alma AB.....................................     42,617      824,857
    Bilia AB Series A..................................    441,087    7,614,857
  #*BillerudKorsnas AB.................................  3,505,838   37,329,615
    Biotage AB.........................................    895,740    1,212,467
   *Bong Ljungdahl AB..................................     52,137       77,866
   *Bure Equity AB.....................................  1,230,727    4,566,179
    Cantena AB.........................................    100,232    1,138,520
   *Catella AB (4770741)...............................    332,646      338,272
   *Catella AB (4770752)...............................      9,182        8,015
   *Cision AB..........................................     24,139      212,240
   *Cloetta AB.........................................     16,743       38,061
   *Concentric AB......................................    706,692    6,344,107
    Concordia Maritime AB Series B.....................    400,102      652,652
   *CyberCom Group AB..................................    328,392       80,210
    Duni AB............................................     93,426      852,827
    East Capital Explorer AB...........................     91,353      765,383
    Elos AB............................................     22,154      107,707
   *Enea AB............................................      5,457       40,090
  #*Eniro AB...........................................  2,418,980    5,526,356
    G & L Beijer AB Series B...........................    186,682    3,400,403
    Gunnebo AB.........................................    172,285      740,192
  #*Haldex AB..........................................  1,227,419    7,332,266
   *Hexpol AB..........................................      4,276      236,496
  #*Holmen AB Series B.................................  1,366,890   42,138,593
  #*Husqvarna AB Series B..............................      2,879       18,614
   *Industrial & Financial Systems AB Series B.........     71,147    1,211,204
    Intellecta AB Series B.............................      2,713       11,148
  #*KappAhl AB.........................................    267,090      199,336
   *Karolinska Development AB Series B.................     23,646       71,265
    KNOW IT AB.........................................    127,797      999,337
    Lagercrantz Group AB Series B......................    208,027    2,549,828
   *Lindab International AB............................    179,159    1,281,273
   *Meda AB Series A...................................  1,651,937   19,296,573
  #*Micronic Mydata AB.................................  1,744,849    3,284,662
    MQ Holding AB......................................    137,116      407,025
   *NCC AB Series B....................................    302,609    7,054,781
  #*Net Insight AB Series B............................    176,955       45,940
   #New Wave Group AB Series B.........................  1,063,660    4,884,962
  #*Nobia AB...........................................    589,545    3,580,208
   *Nolato AB Series B.................................    164,956    2,261,281
    OEM International AB Series B......................     22,706      233,663
   *PA Resources AB.................................... 15,454,377      195,349
   *Partnertech AB.....................................     23,774       74,835
   *Peab AB Series B...................................    752,634    3,923,848
   #Pricer AB Series B.................................    280,265      383,589
    ProAct IT Group AB.................................     76,937    1,214,815
   *Rederi AB Transatlantic............................    482,452      493,246
  #*RNB Retail & Brands AB.............................  1,109,382      218,326
    Rottneros AB.......................................    971,934      367,436
    Saab AB Series B...................................    682,974   14,776,490

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
  #*SAS AB.............................................. 3,563,168 $  7,610,481
   *Semcon AB...........................................    13,958      120,893
  #*SSAB AB Series A.................................... 4,143,538   34,237,005
   *SSAB AB Series B....................................   983,400    7,028,272
    Studsvik AB.........................................    20,800      102,704
   *Swedish Orphan Biovitrum AB......................... 1,315,428    7,858,370
  #*TradeDoubler AB.....................................    57,298      120,759
   *Trelleborg AB Series B.............................. 6,786,568   87,086,781
                                                                   ------------
TOTAL SWEDEN............................................            340,620,169
                                                                   ------------
SWITZERLAND -- (4.4%)
    Acino Holding AG....................................    34,943    3,626,127
   *AFG Arbonia-Forster Holding AG......................   276,426    7,509,481
   *Allreal Holding AG..................................   135,648   20,570,077
    ALSO-Actebis Holding AG.............................     9,195      483,393
   *Ams AG..............................................     6,881      846,496
   *Autoneum Holding AG.................................    13,906      833,289
   *Baloise Holding AG..................................   292,680   26,486,000
   *Bank Coop AG........................................    16,169      963,404
   *Banque Cantonale de Geneve SA.......................    12,785    2,973,172
    Banque Cantonale du Jura SA.........................     8,000      559,607
    Bellevue Group AG...................................    17,135      168,840
   *Bobst Group AG......................................   191,327    5,955,463
   *Bossard Holding AG..................................     4,715      774,945
   *Bucher Industries AG................................     4,301      902,078
    Carlo Gavazzi Holding AG............................     7,800    1,720,507
   *Cham Paper Holding AG...............................    12,545    2,328,066
   *Charles Voegele Holding AG..........................   161,832    3,270,607
   *Cicor Technologies..................................    10,828      312,807
   *Cie Financiere Tradition SA.........................       461       26,406
   *Clariant AG......................................... 3,169,797   43,261,488
    Coltene Holding AG..................................    59,617    2,274,029
    Conzzeta AG.........................................     3,818    7,349,406
   *Daetwyler Holding AG................................   145,048   14,965,686
  #*EFG International AG................................   749,485    8,805,739
   *Emmi AG.............................................    39,124   10,752,723
   *Flughafen Zuerich AG................................    50,110   22,297,760
   *Forbo Holding AG....................................    10,548    7,084,289
   *GAM Holding AG...................................... 2,039,149   33,608,426
   *George Fisher AG....................................    29,486   12,594,739
    Gurit Holding AG....................................     8,170    3,717,427
   *Helvetia Holding AG.................................   120,995   49,279,433
   *Implenia AG.........................................   266,195   13,158,320
   *Intershop Holding AG................................     8,684    3,117,133
    Jungfraubahn Holding AG.............................     3,730      266,425
   *Kardex AG...........................................    85,736    2,465,677
    Komax Holding AG....................................    14,511    1,329,456
   *Kudelski SA.........................................   175,880    2,027,266
   *LEM Holding SA......................................       358      223,676
   *Liechtensteinische Landesbank AG....................    19,903      684,243
    Lonza Group AG......................................   113,166    6,659,213
   *MCH Group AG........................................     2,422      141,048
  #*Meyer Burger Technology AG..........................   564,229    5,249,562
   *Micronas Semiconductor Holding AG...................   112,868    1,045,217
    Mikron Holding AG...................................    38,875      240,676
   *Mobimo Holding AG...................................    15,996    3,742,837
   *Norinvest Holding SA................................    10,859       22,758
   *OC Oerlikon Corp. AG................................   163,660    2,009,467
  #*Orascom Development Holding AG......................   102,606    1,304,334
   *PubliGroupe SA......................................     5,958      949,746
   *Romande Energie Holding SA..........................     3,994    4,957,050

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
  #*Schmolz & Bickenbach AG............................    863,919 $  2,435,289
   *Schweiter Technologies AG..........................        798      483,976
   *Schweizerische National-Versicherungs-Gesellschaft
     AG................................................    382,940   18,832,084
   *Siegfried Holding AG...............................     30,058    3,791,388
   *St. Galler Kantonalbank AG.........................      6,868    2,921,121
   *Swiss Life Holding AG..............................    359,888   54,149,757
   *Swisslog Holding AG................................    420,773      522,276
   *Swmtl Holding AG...................................     24,397       24,886
   *Tamedia AG.........................................        398       47,242
   *Tornos Holding AG..................................     42,112      284,382
   *Valartis Group AG..................................      4,409      105,811
    Valiant Holding AG.................................     49,711    4,939,395
   *Valora Holding AG..................................     32,699    7,158,471
   *Vaudoise Assurances Holding SA.....................     21,658    7,620,596
    Verwaltungs und Privat-Bank AG.....................     30,925    2,345,297
    Vetropack Holding AG...............................         53      107,684
   *Vontobel Holdings AG...............................     83,907    2,704,373
   *Zug Estates Holding AG Class B.....................         64       87,903
                                                                   ------------
TOTAL SWITZERLAND......................................             454,457,945
                                                                   ------------
UNITED KINGDOM -- (19.8%)
    Acal P.L.C.........................................    327,161    1,037,444
    African Barrick Gold P.L.C.........................    593,435    3,346,239
    Aga Rangemaster Group P.L.C........................  1,951,519    2,631,209
   *Alent P.L.C........................................  5,906,182   31,351,896
    Alumasc Group P.L.C................................    575,307      925,701
   *Amberley Group P.L.C...............................     71,000           --
   *Amlin P.L.C........................................ 11,024,189   67,054,001
    Anglo Pacific Group P.L.C..........................  1,280,994    5,649,356
   *Anglo-Eastern Plantations P.L.C....................    241,403    2,749,124
   *Ashtead Group P.L.C................................ 11,493,515   82,708,577
    Assura Group, Ltd..................................     42,264       22,634
    Avesco Group P.L.C.................................     84,124      216,023
   *Barratt Developments P.L.C......................... 23,445,340   80,886,370
   *BBA Aviation P.L.C.................................  1,653,452    5,815,722
   *Beazley P.L.C...................................... 12,470,827   36,274,065
    Bellway P.L.C......................................  3,448,205   60,653,806
   *Berendsen P.L.C....................................    923,890    8,943,766
   *Berkeley Group Holdings P.L.C. (The)...............    316,230    9,169,815
    Bloomsbury Publishing P.L.C........................     81,160      147,840
   *Bodycote P.L.C.....................................  5,197,965   38,068,738
   *Bovis Homes Group P.L.C............................  3,853,990   36,594,468
    Braemar Shipping Services P.L.C....................      1,218        7,348
   *British Polythene Industries P.L.C.................    355,103    2,330,426
    Bwin.Party Digital Entertainment P.L.C.............  1,223,836    2,161,868
   *Cairn Energy P.L.C.................................  1,336,642    6,074,649
    Camellia P.L.C.....................................      2,629      467,657
    Cape P.L.C.........................................    332,480    1,171,325
   *Capital & Regional P.L.C...........................  5,344,220    2,417,505
    Carclo P.L.C.......................................     41,433      305,859
   *Carillion P.L.C....................................  3,314,758   16,027,772
    Carr's Milling Industries P.L.C....................     46,170      836,153
    Castings P.L.C.....................................    435,213    2,348,134
   *Catlin Group, Ltd..................................  9,072,341   75,257,099
    Centaur Media P.L.C................................    131,854      116,584
    Chemring Group P.L.C...............................     99,744      449,705
   *Chesnara P.L.C.....................................    211,503      725,189
    Chime Communications P.L.C.........................    184,985      696,759
   *Clinton Cards P.L.C................................    279,000           --
   *Close Brothers Group P.L.C.........................  1,782,817   28,025,775
   *Coalfield Resources P.L.C..........................  2,538,179      265,241

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
UNITED KINGDOM -- (Continued)
   *Colt Group SA.......................................  5,697,536 $ 9,562,494
    Communisis P.L.C....................................  2,577,923   1,846,629
   *Computacenter P.L.C.................................  2,125,740  15,195,018
    Creston P.L.C.......................................    187,426     259,996
  #*CSR P.L.C...........................................  4,886,688  27,993,676
    Daejan Holdings P.L.C...............................     79,784   3,886,439
   *Dairy Crest Group P.L.C.............................    816,664   5,384,901
    Debenhams P.L.C.....................................  2,616,849   4,201,604
    Development Securities P.L.C........................  2,540,344   6,732,833
   *Dialight P.L.C......................................     17,686     312,294
  #*Dixons Retail P.L.C................................. 78,168,061  34,100,722
   *Drax Group P.L.C....................................    269,252   2,530,283
   *DS Smith P.L.C...................................... 15,587,156  54,749,386
   *easyJet P.L.C.......................................  4,026,670  59,418,462
   *Elementis P.L.C.....................................  5,351,281  17,915,804
   *EnQuest P.L.C.......................................     59,627     122,149
   *Enterprise Inns P.L.C............................... 11,697,657  16,622,090
   *Essar Energy P.L.C..................................  1,881,999   3,896,903
   *Exillon Energy P.L.C................................    561,263   1,436,932
   *F&C Asset Management P.L.C.......................... 11,425,836  19,120,459
    Fiberweb P.L.C......................................  1,114,589   1,292,037
   *Findel P.L.C........................................     77,255       9,361
   *Firstgroup P.L.C....................................    472,667   1,452,448
   *Fortune Oil P.L.C...................................     30,128       5,507
    French Connection Group P.L.C.......................    105,129      45,130
   *Future P.L.C........................................  1,768,908     567,239
   *Galliford Try P.L.C.................................    778,917  10,161,845
   *Gem Diamonds, Ltd...................................  1,991,383   5,050,021
    Greene King P.L.C...................................  4,908,532  51,895,545
   *Hampson Industries P.L.C............................     69,360          --
   *Hardy Oil & Gas P.L.C...............................     78,909     133,700
    Harvey Nash Group P.L.C.............................    660,735     698,068
    Helical Bar P.L.C...................................  2,460,692   8,984,905
    Henry Boot P.L.C....................................  1,143,997   2,781,344
   *Heritage Oil P.L.C..................................  2,612,012   8,261,044
   *Hiscox, Ltd......................................... 10,790,586  81,088,184
   *HMV Group P.L.C.....................................    544,012       9,491
   #Home Retail Group P.L.C............................. 17,481,170  33,255,116
   *Hunting P.L.C.......................................      7,399      99,431
    Huntsworth P.L.C....................................  3,242,574   2,146,185
   *Inchcape P.L.C......................................  8,776,728  65,858,234
    Intermediate Capital Group P.L.C....................  2,324,248  13,027,941
   *International Ferro Metals, Ltd.....................  1,960,461     419,003
   *Interserve P.L.C....................................    521,327   3,667,838
  #*IP Group P.L.C......................................    403,977     795,262
   *JKX Oil & Gas P.L.C.................................    391,101     340,860
  #*Johnston Press P.L.C................................  9,581,891   1,923,003
   *Keller Group P.L.C..................................    553,628   6,327,507
    Laird P.L.C.........................................  3,489,297  12,361,442
  #*Lamprell P.L.C......................................    320,396     655,767
    Lancashire Holdings, Ltd............................    748,574   9,778,607
   *Lavendon Group P.L.C................................  1,913,481   5,314,803
  #*Lonmin P.L.C........................................  3,736,972  20,817,378
    Lookers P.L.C.......................................    360,126     452,634
    Low & Bonar P.L.C...................................  3,354,294   3,074,244
   *M.J. Gleeson Group P.L.C............................    647,169   1,915,774
   *Man Group P.L.C.....................................  9,882,517  13,839,699
    Management Consulting Group P.L.C...................  3,188,521   1,299,314
    Marshalls P.L.C.....................................  1,522,286   2,641,197
    Marston's P.L.C..................................... 13,854,740  29,382,436
   *Mecom Group P.L.C...................................    280,608     407,883

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
    Meggitt P.L.C......................................  5,167,155 $ 35,631,554
   *Melrose Industries P.L.C...........................    958,521    3,555,503
   *Millennium & Copthorne Hotels P.L.C................  4,813,561   41,424,121
   *Mitchells & Butlers P.L.C..........................  5,754,583   30,358,732
   *Mondi P.L.C........................................  7,958,099   94,285,750
    Morgan Sindall Group P.L.C.........................     97,761      884,007
   *Mothercare P.L.C...................................    221,852    1,092,475
    MS International P.L.C.............................    106,708      434,934
   *MWB Group Holdings P.L.C...........................  1,567,839      121,221
   *National Express Group P.L.C.......................  3,416,368   11,247,361
    New World Resources P.L.C. Series A................     31,929      146,698
    Northgate P.L.C....................................  2,577,014   13,013,686
   *Novae Group P.L.C..................................    613,597    4,127,131
    Pace P.L.C.........................................  1,859,865    6,652,843
    Panther Securities P.L.C...........................     34,430      176,097
   *Pendragon P.L.C....................................  6,015,813    1,990,325
   *Persimmon P.L.C....................................  7,739,467  103,457,709
   *Petropavlovsk P.L.C................................    854,312    4,709,968
   *Phoenix Group Holdings P.L.C.......................    284,128    2,889,829
    Phoenix IT Group, Ltd..............................     20,292       50,750
   *Pinnacle Staffing Group P.L.C......................    903,519           --
    Porvair P.L.C......................................    215,163      587,115
  #*Premier Foods P.L.C................................  5,496,587    8,154,667
   *Punch Taverns P.L.C................................  9,491,987    1,610,909
   *PV Crystalox Solar P.L.C...........................    341,477       69,354
   *Quintain Estates & Development P.L.C...............  7,581,534    7,368,212
    R.E.A. Holdings P.L.C..............................      1,354        9,957
   *Redrow P.L.C.......................................  5,600,709   16,546,972
   *Renold P.L.C.......................................  1,317,342      555,425
    RM P.L.C...........................................      4,750        5,693
   *RPS Group P.L.C....................................    494,402    1,803,329
    S&U P.L.C..........................................      4,633       68,869
   *Safeland P.L.C.....................................     50,000        8,301
   *Salamander Energy P.L.C............................  1,363,027    3,957,580
    Severfield-Rowen P.L.C.............................     86,167      103,654
    Shanks Group P.L.C.................................  5,884,583    8,537,903
   *SIG P.L.C.......................................... 14,122,480   29,565,839
   *Soco International P.L.C...........................      4,271       25,890
   *Southern Cross Healthcare Group P.L.C..............      5,854           --
   *Speedy Hire P.L.C..................................  2,653,685    1,616,636
    Spirit Pub Co. P.L.C............................... 11,153,659   11,892,411
   *Sportech P.L.C.....................................    132,623      156,373
    St. Ives Group P.L.C...............................  2,304,023    4,282,779
   *St. Modwen Properties P.L.C........................  3,357,019   12,605,508
   *Talvivaara Mining Co. P.L.C........................      3,055        4,332
   *Taylor Wimpey P.L.C................................ 75,991,308   85,730,339
  #*Thomas Cook Group P.L.C............................ 19,575,023   20,921,376
   *Travis Perkins P.L.C...............................  5,306,411  101,712,303
    Treatt P.L.C.......................................     23,754      148,785
    Trifast P.L.C......................................    884,067      717,292
   *Trinity Mirror P.L.C...............................  7,644,285   11,786,483
   *TT electronics P.L.C...............................  2,525,429    6,439,742
   *TUI Travel P.L.C...................................  6,454,759   29,733,398
    United Drug P.L.C..................................     87,471      380,987
    UTV Media P.L.C....................................      1,877        4,289
   *Vectura Group P.L.C................................     92,394      136,261
   *Vesuvius P.L.C.....................................  5,906,182   33,894,254
    Vislink P.L.C......................................    338,887      159,989
    Vp P.L.C...........................................    315,426    1,591,736
   *William Ransom & Son Holding P.L.C.................     65,000        2,783
   *Xchanging P.L.C....................................  1,172,773    2,259,481

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


                                                      SHARES        VALUE++
                                                   ------------ ---------------
UNITED KINGDOM -- (Continued)
    Zotefoams P.L.C...............................     141,969  $       445,356
                                                                ---------------
TOTAL UNITED KINGDOM..............................                2,063,311,599
                                                                ---------------
TOTAL COMMON STOCKS...............................                9,386,276,834
                                                                ---------------
PREFERRED STOCKS -- (0.0%)
UNITED KINGDOM -- (0.0%)
    R.E.A. Holdings P.L.C.........................          81              142
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
  #*Agfa-Gevaert NV STRIP VVPR....................     640,796               --
  #*Tessenderlo Chemie NV STRIP VVPR..............      71,257               --
                                                                ---------------
TOTAL BELGIUM.....................................                           --
                                                                ---------------
SWEDEN -- (0.0%)
   *PA Resources AB Rights 01/23/13...............  92,726,262        1,604,298
                                                                ---------------
UNITED KINGDOM -- (0.0%)
   *Phoenix Group Holdings P.L.C. Rights 02/15/13.      55,332          122,860
                                                                ---------------
TOTAL RIGHTS/WARRANTS.............................                    1,727,158
                                                                ---------------
                                                   SHARES/ FACE
                                                   AMOUNT (000)     VALUE+
                                                   ------------ ---------------
SECURITIES LENDING COLLATERAL -- (9.8%)
  (S)@DFA Short Term Investment Fund..............  87,208,297    1,009,000,000
     @Repurchase Agreement, Deutsche Bank
      Securities, Inc. 0.17%, 02/01/13
      (Collateralized by FNMA 3.500%, 11/01/42,
      valued at $4,567,206) to be repurchased at
      $4,477,674.................................. $     4,478        4,477,653
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL...............                1,013,477,653
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $10,054,801,028)^^..............................              $10,401,481,787
                                                                ===============

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                              LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                            ------------ -------------- ------- ---------------
 Common Stocks
    Australia..............           -- $  631,965,779   --    $   631,965,779
    Austria................           --     71,354,442   --         71,354,442
    Belgium................           --     84,210,369   --         84,210,369
    Canada................. $968,044,913      4,124,537   --        972,169,450
    China..................    1,531,679      1,475,681   --          3,007,360
    Colombia...............       96,434             --   --             96,434
    Denmark................           --     75,232,319   --         75,232,319
    Finland................           --    252,141,973   --        252,141,973
    France.................           --    339,241,793   --        339,241,793
    Germany................           --    499,253,302   --        499,253,302
    Greece.................           --     26,216,369   --         26,216,369
    Hong Kong..............           --    256,954,410   --        256,954,410
    Ireland................           --     41,626,351   --         41,626,351
    Israel.................           --     73,730,248   --         73,730,248
    Italy..................           --    300,745,061   --        300,745,061
    Japan..................           --  2,207,227,875   --      2,207,227,875
    Netherlands............           --    170,911,357   --        170,911,357
    New Zealand............           --     37,733,665   --         37,733,665
    Norway.................           --    103,622,259   --        103,622,259
    Portugal...............           --     35,526,359   --         35,526,359
    Russia.................           --     10,616,880   --         10,616,880
    Singapore..............           --    181,504,461   --        181,504,461
    Spain..................           --    152,798,605   --        152,798,605
    Sweden.................           --    340,620,169   --        340,620,169
    Switzerland............           --    454,457,945   --        454,457,945
    United Kingdom.........           --  2,063,311,599   --      2,063,311,599
 Preferred Stocks
    United Kingdom.........           --            142   --                142
 Rights/Warrants
    Belgium................           --             --   --                 --
    Sweden.................           --      1,604,298   --          1,604,298
    United Kingdom.........           --        122,860   --            122,860
 Securities Lending
   Collateral..............           --  1,013,477,653   --      1,013,477,653
                            ------------ --------------   --    ---------------
 TOTAL..................... $969,673,026 $9,431,808,761   --    $10,401,481,787
                            ============ ==============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                               SHARES  VALUE++
                                                               ------- --------
COMMON STOCKS -- (90.7%)
AUSTRALIA -- (6.3%)
    Acrux, Ltd................................................  10,507 $ 37,794
   *Adelaide Brighton, Ltd....................................  40,420  142,904
    Aditya Birla Minerals, Ltd................................  33,991   16,103
   *AED Oil, Ltd..............................................  28,704       --
   *AJ Lucas Group, Ltd.......................................   9,790   17,908
   *Alkane Resources, Ltd.....................................   6,922    4,813
   #ALS, Ltd..................................................  21,521  253,013
  #*Alumina, Ltd.............................................. 456,986  527,906
    Alumina, Ltd. Sponsored ADR...............................     900    4,086
  #*Amalgamated Holdings, Ltd.................................  22,561  179,356
   *Amcom Telecommunications, Ltd.............................  38,228   62,856
   *Amcor, Ltd................................................  35,397  310,078
   *AMP, Ltd..................................................  58,935  327,156
    Ansell, Ltd...............................................   8,831  158,039
   *Antares Energy, Ltd.......................................  32,829   18,357
   *AP Eagers, Ltd............................................   7,077   34,497
    APA Group, Ltd............................................  11,005   66,220
    APN News & Media, Ltd.....................................  98,160   29,704
  #*Aquarius Platinum, Ltd....................................  33,735   33,215
  #*Aquila Resources, Ltd.....................................   7,505   24,489
   *ARB Corp., Ltd............................................   1,871   23,216
   *Aristocrat Leisure, Ltd...................................  32,445  125,497
    Arrium, Ltd............................................... 252,528  252,273
   *Asciano Group, Ltd........................................ 102,443  516,763
    ASG Group, Ltd............................................  29,214   20,518
   *ASX, Ltd..................................................   3,614  132,027
    Atlas Iron, Ltd........................................... 259,623  402,422
   *Aurora Oil & Gas, Ltd.....................................  40,933  161,958
   *Ausdrill, Ltd.............................................  86,274  270,015
    Ausenco, Ltd..............................................  30,823  114,503
   *Austal, Ltd...............................................  31,664   22,939
    Austbrokers Holdings, Ltd.................................   4,423   38,843
   *Austin Engineering, Ltd...................................   3,342   17,082
    Australia & New Zealand Banking Group, Ltd................  33,356  926,420
   *Australian Agricultural Co., Ltd..........................  43,800   55,740
    Australian Infrastructure Fund............................  27,847   90,091
    Australian Pharmaceutical Industries, Ltd.................  53,097   25,201
   *Automotive Holdings Group, Ltd............................  36,442  136,984
   *AWE, Ltd.................................................. 153,932  204,936
   #Bank of Queensland, Ltd...................................  52,834  453,870
  #*Bathurst Resources, Ltd................................... 123,841   49,895
  #*BC Iron, Ltd..............................................  14,185   52,802
  #*Beach Energy, Ltd......................................... 292,708  436,055
   *Bendigo & Adelaide Bank, Ltd..............................  76,935  740,078
   *BHP Billiton, Ltd. Sponsored ADR..........................   8,973  706,355
   #Billabong International, Ltd..............................  79,866   78,249
    Blackmores, Ltd...........................................   1,487   52,442
   *BlueScope Steel, Ltd...................................... 102,520  362,388
   *Boart Longyear, Ltd....................................... 109,453  235,058
   *Boral, Ltd................................................ 144,223  739,423
  #*Bradken, Ltd..............................................  53,959  352,076
   *Brambles, Ltd.............................................  10,378   87,658
   *Breville Group, Ltd.......................................  14,865  105,221
    Brickworks, Ltd...........................................  13,908  182,917
   #BT Investment Management, Ltd.............................  11,586   34,565
   *Buru Energy, Ltd..........................................  11,818   28,916
  #*Cabcharge Australia, Ltd..................................  40,243  206,324
   *Caltex Australia, Ltd.....................................  20,543  416,838

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
AUSTRALIA -- (Continued)
   *Cardno, Ltd.............................................    27,136 $192,731
   *Carnarvon Petroleum, Ltd................................   105,419    7,134
  #*carsales.com, Ltd.......................................     7,604   70,392
   *Cash Converters International, Ltd......................    58,715   69,790
   *Cedar Woods Properties, Ltd.............................     3,494   19,131
   *Centrebet International, Ltd. Claim Units...............     6,648       --
   *Ceramic Fuel Cells, Ltd.................................    97,611    5,582
    Challenger, Ltd.........................................    61,701  247,878
   *Citigold Corp., Ltd.....................................   194,096   10,768
    Clough, Ltd.............................................    36,846   42,216
   *Coal of Africa, Ltd.....................................    24,372    9,408
   *Coca-Cola Amatil, Ltd...................................     4,241   61,208
   *Cochlear, Ltd...........................................     1,038   87,360
   *Cockatoo Coal, Ltd......................................   148,893   20,142
   *Coffey International, Ltd...............................    53,206   19,967
  #*Commonwealth Bank of Australia NL.......................    14,379  967,336
   *Computershare, Ltd......................................     6,815   74,530
   *Cooper Energy, Ltd......................................     3,853    2,291
    Crown, Ltd..............................................    17,087  206,457
   #CSG, Ltd................................................    35,839   23,404
   *CSL, Ltd................................................     3,732  213,631
   #CSR, Ltd................................................   150,290  316,975
  #*Cudeco, Ltd.............................................    10,487   47,365
   *Cue Energy Resources, Ltd...............................    31,448    4,269
   *Dart Energy, Ltd........................................     3,633      532
  #*David Jones, Ltd........................................   102,837  268,725
   *Decmil Group, Ltd.......................................    25,435   66,170
   *Deep Yellow, Ltd........................................   217,870   16,288
    Devine, Ltd.............................................     2,971    2,822
  #*Discovery Metals, Ltd...................................    11,417   12,828
    Domino's Pizza Enterprises, Ltd.........................     5,839   63,078
   *Downer EDI, Ltd.........................................   133,137  624,158
   *Drillsearch Energy, Ltd.................................    55,195   76,471
    DUET Group..............................................    48,961  112,311
   *DuluxGroup, Ltd.........................................     7,599   32,670
    Echo Entertainment Group, Ltd...........................   132,796  497,444
  #*Elders, Ltd.............................................   130,080   16,920
   *EmeCo Holdings, Ltd.....................................   144,002   92,474
   *Energy Resources of Australia, Ltd......................    12,365   17,896
   *Energy World Corp., Ltd.................................   238,480   82,275
   *Envestra, Ltd...........................................    73,878   75,170
    Euroz, Ltd..............................................     1,190    1,564
   *Evolution Mining, Ltd...................................   102,530  165,945
  #*Fairfax Media, Ltd......................................   452,268  255,240
   *FAR, Ltd................................................   361,614   16,223
    Finbar Group, Ltd.......................................    14,531   19,092
  #*FKP Property Group, Ltd.................................    28,270   50,393
  #*Fleetwood Corp., Ltd....................................    10,618  113,825
   #FlexiGroup, Ltd.........................................    53,751  225,049
  #*Flight Centre, Ltd......................................     3,479  110,306
   *Focus Minerals, Ltd..................................... 1,266,046   42,307
    Forge Group, Ltd........................................     9,306   57,557
   *Fortescue Metals Group, Ltd.............................    10,011   49,105
   *Funtastic, Ltd..........................................    27,420    7,436
   *Goodman Fielder, Ltd....................................   615,862  427,953
    GrainCorp, Ltd. Class A.................................    35,906  452,295
    Grange Resources, Ltd...................................   122,656   36,488
   *Gryphon Minerals, Ltd...................................     9,576    5,145
  #*GUD Holdings, Ltd.......................................    15,722  136,838
  #*Gunns, Ltd..............................................    75,334       --
  #*GWA Group, Ltd..........................................    59,364  155,877

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
  #*Harvey Norman Holdings, Ltd.............................  93,725 $  191,926
   *Hastie Group, Ltd.......................................   5,715         --
    HFA Holdings, Ltd.......................................  18,498     19,087
   *Highlands Pacific, Ltd..................................   3,557        561
   *Hillgrove Resources, Ltd................................ 138,463     18,074
  #*Hills Holdings, Ltd.....................................  39,327     37,308
   *Horizon Oil, Ltd........................................ 151,121     72,535
   *iiNET, Ltd..............................................  39,024    186,107
  #*Iluka Resources, Ltd....................................  11,879    120,411
   *Imdex, Ltd..............................................  49,768     94,541
    IMF Australia, Ltd......................................   8,123     14,909
    Incitec Pivot, Ltd...................................... 166,514    561,515
   *Independence Group NL...................................  44,722    205,814
  #*Infigen Energy, Ltd..................................... 164,162     47,039
   *Insurance Australia Group, Ltd..........................  62,539    327,216
  #*Invocare, Ltd...........................................   3,399     32,581
   *IOOF Holdings, Ltd......................................  31,731    272,737
  #*Iress, Ltd..............................................  11,470    100,233
   *James Hardie Industries P.L.C...........................   7,478     79,453
    James Hardie Industries P.L.C. Sponsored ADR............     100      5,324
  #*JB Hi-Fi, Ltd...........................................   7,418     76,715
    Jetset Travelworld, Ltd.................................  13,926      5,853
   *Kagara, Ltd.............................................  52,508      6,571
  #*Kingsgate Consolidated, Ltd.............................  29,636    124,715
   *Leighton Holdings, Ltd..................................   1,698     36,709
   *Lend Lease Group NL.....................................  54,020    583,938
   *Linc Energy, Ltd........................................  60,980    155,304
   *Liquefied Natural Gas, Ltd..............................   7,700      2,808
  #*M2 Telecommunications Group, Ltd........................   7,407     33,950
   *Macmahon Holdings, Ltd.................................. 239,512     67,657
   *Macquarie Atlas Roads Group NL..........................  27,728     49,725
    Macquarie Group, Ltd....................................  30,129  1,211,772
    Matrix Composites & Engineering, Ltd....................   3,858      7,506
    MaxiTRANS Industries, Ltd...............................  31,085     34,215
   *McMillan Shakespeare, Ltd...............................   9,454    135,430
    McPherson's, Ltd........................................  15,732     36,334
   *Medusa Mining, Ltd......................................  10,716     55,465
    Melbourne IT, Ltd.......................................  24,889     51,889
   *MEO Australia, Ltd......................................   3,261        262
   *Mermaid Marine Australia, Ltd...........................  15,886     67,369
  #*Mesoblast, Ltd..........................................   3,743     23,381
   *Metals X, Ltd...........................................  38,119      6,181
   #Metcash, Ltd............................................  57,519    228,550
   *Miclyn Express Offshore, Ltd............................  10,632     26,211
   *Mincor Resources NL.....................................  50,636     49,406
   *Mineral Deposits, Ltd...................................  22,816     97,351
   *Mineral Resources, Ltd..................................  18,217    196,202
   *Mirabela Nickel, Ltd.................................... 130,342     64,053
  #*Monadelphous Group, Ltd.................................   1,179     32,773
  #*Mortgage Choice, Ltd....................................  37,287     71,796
   *Mount Gibson Iron, Ltd.................................. 219,142    191,594
  #*Myer Holdings, Ltd...................................... 180,013    468,407
   #National Australia Bank, Ltd............................  55,765  1,593,467
    Navitas, Ltd............................................  14,058     72,588
   *New Hope Corp., Ltd.....................................  15,453     68,539
    Newcrest Mining, Ltd....................................  17,163    420,390
   *NewSat, Ltd.............................................  12,357      6,701
   *Nexus Energy, Ltd....................................... 198,903     39,672
   *NIB Holdings, Ltd.......................................  47,348    108,115
    Norfolk Group, Ltd......................................   9,722      5,375
  #*Northern Iron, Ltd......................................  17,299      9,396

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
   *NRW Holdings, Ltd.......................................  17,226 $   34,516
   *Nufarm, Ltd.............................................  54,786    318,576
    Oakton, Ltd.............................................  18,397     27,423
   *Oil Search, Ltd.........................................  20,549    156,920
   *Orica, Ltd..............................................   6,183    165,338
   *Origin Energy, Ltd...................................... 105,573  1,386,929
    OrotonGroup, Ltd........................................     663      5,145
   *Otto Energy, Ltd........................................  72,021      7,524
   *OZ Minerals, Ltd........................................  60,068    435,617
   *Pacific Brands, Ltd..................................... 275,914    201,583
  #*Paladin Energy, Ltd..................................... 238,847    286,043
   *PanAust, Ltd............................................  28,242     87,200
   *Panoramic Resources, Ltd................................  63,646     33,651
    Patties Foods, Ltd......................................  14,307     24,640
  #*Peet, Ltd...............................................  29,634     36,711
  #*Perilya, Ltd............................................ 102,614     32,649
   *Perpetual Trustees Australia, Ltd.......................   3,037    123,108
   *Pharmaxis, Ltd..........................................  16,670     11,845
   *Phosphagenics, Ltd......................................  15,812      2,393
   *Platinum Australia, Ltd.................................  59,641      4,167
    PMP, Ltd................................................  31,929      5,680
  #*Premier Investments, Ltd................................  27,015    210,168
   *Prima Biomed, Ltd.......................................  75,579      8,306
    Primary Health Care, Ltd................................  96,348    452,744
    Prime Media Group, Ltd..................................  14,791     14,615
    PrimeAg, Ltd............................................  22,147     27,378
    Programmed Maintenance Service, Ltd.....................  32,452     68,028
   *Qantas Airways, Ltd..................................... 215,898    345,118
  #*QBE Insurance Group, Ltd................................  32,859    409,236
   *Ramelius Resources, Ltd.................................  55,377     23,753
    Ramsay Health Care, Ltd.................................   2,541     78,275
   *RCR Tomlinson, Ltd......................................  36,230     85,122
   *REA Group, Ltd..........................................   2,598     55,775
  #*Reckon, Ltd.............................................   3,353      8,465
  #*Red Fork Energy, Ltd....................................  44,599     35,838
    Redflex Holdings, Ltd...................................  15,216     25,555
    Reece Australia, Ltd....................................     839     19,227
   *Reed Resources, Ltd.....................................  19,892      3,521
   #Regional Express Holdings, Ltd..........................   3,539      4,285
   *Regis Resources, Ltd....................................  13,669     74,318
  #*Reject Shop, Ltd. (The).................................   1,671     27,908
  #*Resolute Mining, Ltd.................................... 106,264    147,307
   *Retail Food Group, Ltd..................................   2,033      7,201
   *Ridley Corp., Ltd.......................................  80,953     99,530
   *Rio Tinto, Ltd..........................................   5,477    380,385
   *Roc Oil Co., Ltd........................................ 223,919    112,374
    Ruralco Holdings, Ltd...................................   5,076     17,440
  #*SAI Global, Ltd.........................................  19,518     91,007
  #*Salinas Energy, Ltd.....................................  65,121     16,331
   #Salmat, Ltd.............................................  16,043     39,392
  #*Samson Oil & Gas, Ltd. Sponsored ADR....................  10,577      8,779
   *Sandfire Resources NL...................................   1,103      8,979
   *Santos, Ltd.............................................  88,841  1,109,811
   *Saracen Mineral Holdings, Ltd........................... 153,690     63,547
    Sedgman, Ltd............................................  31,588     35,670
  #*Seek, Ltd...............................................   9,124     79,895
    Select Harvests, Ltd....................................   2,626      4,717
   *Senex Energy, Ltd.......................................  94,742     67,381
    Servcorp, Ltd...........................................   6,641     24,116
    Service Stream, Ltd.....................................   6,776      3,116
  #*Seven Group Holdings, Ltd...............................  19,618    197,140

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
   *Seven West Media, Ltd................................... 124,136 $  272,127
   *Sigma Pharmaceuticals, Ltd.............................. 382,200    265,722
   *Silex System, Ltd.......................................  12,982     42,367
  #*Silver Lake Resources, Ltd..............................  31,055     82,739
  #*Sims Metal Management, Ltd..............................  33,566    329,024
  #*Sirtex Medical, Ltd.....................................   2,967     37,406
    Skilled Group, Ltd......................................  44,992    130,477
    Slater & Gordon, Ltd....................................   4,246      9,570
  #*SMS Management & Technology, Ltd........................   8,490     42,266
   *Sonic Healthcare, Ltd...................................   9,611    136,956
   *Southern Cross Media Group, Ltd......................... 155,707    192,856
    SP Ausnet, Ltd..........................................  25,213     30,267
   *Spark Infrastructure Group, Ltd.........................  64,136    117,424
  #*Specialty Fashion Group, Ltd............................  16,869     16,276
   *St. Barbara, Ltd........................................ 144,967    217,084
  #*Starpharma Holdings, Ltd................................   7,460      9,779
   *Straits Resources, Ltd..................................  66,500      4,897
   *Strike Energy, Ltd......................................  23,502      2,953
    STW Communications Group, Ltd...........................  62,969     85,300
   *Suncorp Group, Ltd...................................... 115,486  1,279,935
   *Sundance Energy Australia, Ltd..........................   8,139      7,611
   *Sunland Group, Ltd......................................  25,242     32,889
   *Super Retail Group, Ltd.................................  15,790    175,592
    TABCORP Holdings, Ltd................................... 117,102    372,695
  #*Tanami Gold NL..........................................  17,532     12,158
  #*Tap Oil, Ltd............................................  84,108     57,954
    Tassal Group, Ltd.......................................  25,511     42,309
    Tatts Group, Ltd........................................ 210,451    714,284
   *Technology One, Ltd.....................................  25,124     41,935
   *Telstra Corp., Ltd......................................  13,625     65,400
   *Ten Network Holdings, Ltd............................... 393,506    138,289
   *Texon Petroleum, Ltd....................................  37,589     19,641
   *TFS Corp., Ltd..........................................  42,008     25,331
    Thorn Group, Ltd........................................   3,330      7,301
   *Tiger Resources, Ltd....................................  38,107     13,973
   *Toll Holdings, Ltd...................................... 132,184    728,654
   *Tox Free Solutions, Ltd.................................  12,454     43,552
  #*TPG Telecom, Ltd........................................  31,955     90,994
   *Transfield Services, Ltd................................ 118,529    220,749
   *Transpacific Industries Group, Ltd...................... 253,167    208,742
    Treasury Wine Estates, Ltd.............................. 127,072    630,660
   *Troy Resources, Ltd.....................................  17,626     62,636
    Trust Co., Ltd. (The)...................................   5,908     27,397
   *UGL, Ltd................................................  23,939    277,740
   *Unity Mining, Ltd.......................................  19,146      2,400
   *UXC, Ltd................................................  63,458     71,483
   *Village Roadshow, Ltd...................................  24,120    114,042
   *Virgin Australia Holdings, Ltd. (B43DQC7)............... 272,729    122,419
   *Virgin Australia Holdings, Ltd. (B7L5734)............... 272,729      1,422
    Washington H. Soul Pattinson & Co., Ltd.................  12,475    178,303
    Watpac, Ltd.............................................  27,998     19,317
    WDS, Ltd................................................   1,417        794
  #*Webjet, Ltd.............................................  10,348     51,523
  #*Wesfarmers, Ltd.........................................  26,297  1,031,978
  #*Western Areas, Ltd......................................  14,893     68,085
    Westpac Banking Corp....................................  10,383    303,752
    Westpac Banking Corp. Sponsored ADR.....................   2,478    363,870
    Whitehaven Coal, Ltd....................................  29,900    102,580
    WHK Group, Ltd..........................................  21,365     23,317
    Wide Bay Australia, Ltd.................................   3,475     24,128
   *Woodside Petroleum, Ltd.................................   3,860    142,983

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
AUSTRALIA -- (Continued)
   *WorleyParsons, Ltd......................................  1,541 $    40,633
  #*Wotif.com Holdings, Ltd.................................  7,481      45,477
                                                                    -----------
TOTAL AUSTRALIA.............................................         45,037,421
                                                                    -----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG..................................    505      67,707
   *Andritz AG..............................................  2,863     188,352
   *A-TEC Industries AG.....................................  1,773          --
    Atrium European Real Estate, Ltd........................  5,591      34,554
    Austria Technologie & Systemtechnik AG..................  1,264      13,239
    CA Immobilien Anlagen AG................................    920      13,716
   *Erste Group Bank AG..................................... 21,858     735,495
    EVN AG..................................................  3,508      56,370
   *Flughafen Wien AG.......................................  2,930     180,540
   *Immofinanz AG........................................... 22,892     100,286
  #*Intercell AG............................................  1,270       3,103
   *Kapsch TrafficCom AG....................................    698      43,338
  #*Lenzing AG..............................................    716      73,076
   *Mayr-Melnhof Karton AG..................................    954     113,086
    Oberbank AG.............................................    693      45,391
  #*Oesterreichischen Post AG...............................  2,523     110,400
   *OMV AG.................................................. 13,223     544,730
    Palfinger AG............................................    947      28,127
  #*Raiffeisen Bank International AG........................  6,687     300,322
   *RHI AG..................................................  2,184      79,988
   *S IMMO AG...............................................  6,478      41,148
   *Schoeller-Bleckmann Oilfield Equipment AG...............  1,125     112,712
    Semperit Holding AG.....................................  1,115      48,398
   #Strabag SE..............................................  5,030     136,616
   *Telekom Austria AG......................................  4,589      34,020
  #*Uniqa Versicherungen AG.................................  1,558      22,327
   *Vienna Insurance Group AG Wiener Versicherung Gruppe....  2,136     112,854
   *Voestalpine AG..........................................  8,182     299,992
   *Wienerberger AG......................................... 27,319     279,388
    Wolford AG..............................................    299       9,636
   *Zumtobel AG.............................................  6,907      99,549
                                                                    -----------
TOTAL AUSTRIA...............................................          3,928,460
                                                                    -----------
BELGIUM -- (1.1%)
  #*Ablynx NV...............................................  1,092       9,354
   *Ackermans & van Haaren NV...............................  4,367     405,284
   *Ageas NV................................................ 44,668   1,475,380
   *Agfa-Gevaert NV......................................... 43,570      88,212
    Anheuser-Busch InBev NV Sponsored ADR...................  3,863     342,262
   *Arseus NV...............................................  6,479     151,643
    Atenor Group NV.........................................    160       7,114
    Banque Nationale de Belgique............................     47     167,161
   *Barco NV................................................  3,763     299,041
  #*Bekaert NV..............................................  5,926     178,184
    Belgacom SA.............................................  2,777      84,718
   *Colruyt SA..............................................    600      29,100
   *Compagnie d'Entreprises SA..............................  2,136     132,385
    Compagnie Immobiliere de Belgique SA....................    301      12,385
    Compagnie Maritime Belge SA.............................  3,643      74,679
   *Deceuninck NV........................................... 21,543      40,240
    Delhaize Group SA....................................... 11,398     540,774
   *Delhaize Group SA Sponsored ADR.........................  7,423     351,479
   *D'ieteren SA/NV.........................................  3,595     159,168
   *Econocom Group NV.......................................  3,212      26,125
   *Elia System Operator SA.................................  2,013      93,992
  #*Euronav SA..............................................  3,522      21,138

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
   *EVS Broadcast Equipment SA...............................  1,361 $   81,185
   *Exmar NV.................................................  5,370     55,076
   *Galapagos NV.............................................  3,780     90,935
    Image Recognition Integrated Systems (I.R.I.S.) SA.......     88      5,122
   *Ion Beam Applications SA.................................  3,267     26,495
   *KBC Groep NV............................................. 12,116    476,962
   *Kinepolis Group NV.......................................  1,125    131,540
   *Melexis NV...............................................  2,604     49,381
    Mobistar SA..............................................    919     25,221
  #*Nyrstar NV............................................... 27,303    158,417
    Recticel SA..............................................  3,670     28,330
    Resilux SA...............................................    516     43,973
   *RHJ International NV.....................................    936      5,132
    Roularta Media Group NV..................................    199      3,279
    Sioen Industries NV......................................  3,689     34,114
   *Sipef NV.................................................  1,293    112,637
   *Solvay SA................................................  3,292    517,216
    Telenet Group Holding NV.................................  2,701    127,321
   *Tessenderlo Chemie NV....................................  7,222    251,431
   *ThromboGenics NV.........................................  3,604    187,759
    UCB SA...................................................  3,556    205,257
   *Umicore SA...............................................  6,281    326,793
   *Van de Velde NV..........................................    840     41,053
                                                                     ----------
TOTAL BELGIUM................................................         7,674,447
                                                                     ----------
CANADA -- (9.0%)
  #*5N Plus, Inc.............................................  7,978     18,157
    Aastra Technologies, Ltd.................................  2,300     41,508
   *Absolute Software Corp...................................  4,480     24,884
   *Acadian Timber Corp......................................    700     10,422
   *Advantage Oil & Gas, Ltd................................. 49,847    143,934
    Aecon Group, Inc......................................... 17,773    211,694
   #AG Growth International, Inc.............................  1,960     64,436
   *AGF Management, Ltd. Class B............................. 22,923    258,326
    Agnico-Eagle Mines, Ltd..................................  5,612    256,743
    Agrium, Inc..............................................  5,000    567,225
    Aimia, Inc............................................... 36,290    583,245
  #*Ainsworth Lumber Co., Ltd................................  7,849     21,287
    Akita Drilling, Ltd. Class A.............................    900     10,088
   *Alacer Gold Corp......................................... 25,958    118,417
   *Alamos Gold, Inc.........................................  3,200     49,184
    Alaris Royalty Corp......................................  1,341     34,164
   *Alexco Resource Corp.....................................  5,120     21,817
    Algoma Central Corp......................................  1,740     25,296
    Algonquin Power & Utilities Corp......................... 23,560    173,145
   *Alimentation Couche-Taro, Inc. Class B...................  3,500    170,754
    Alliance Grain Traders, Inc..............................  4,312     54,905
   #AltaGas, Ltd.............................................  8,600    304,458
   *Alterra Power Corp....................................... 14,500      5,960
    Altus Group, Ltd.........................................  5,900     48,802
    Amerigo Resources, Ltd................................... 18,684     13,488
   *Amica Mature Lifestyles, Inc.............................  1,700     15,766
  #*Anderson Energy, Ltd..................................... 22,450      5,402
   *Angle Energy, Inc........................................ 17,354     48,022
  #*Antrim Energy, Inc....................................... 19,200      9,818
   #ARC Resources, Ltd.......................................  6,517    153,353
  #*Argonaut Gold, Inc.......................................  9,691     88,418
   *Arsenal Energy, Inc...................................... 19,500     12,122
   #Astral Media, Inc. Class A............................... 12,153    571,218
    Atco, Ltd. Class I.......................................  1,000     83,918
   *Atna Resource, Ltd....................................... 21,888     23,701

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   *Atrium Innovations, Inc....................................  5,537 $ 71,336
   *ATS Automation Tooling System, Inc......................... 23,924  231,468
  #*Aura Minerals, Inc......................................... 19,400    7,002
  #*AuRico Gold, Inc........................................... 49,347  346,824
   *Aurizon Mines, Ltd......................................... 14,700   68,091
    AutoCanada, Inc............................................  1,200   21,151
   #AvenEx Energy Corp......................................... 11,767   29,140
   *AXIA NetMedia Corp.........................................  6,400    8,021
  #*B2Gold Corp................................................ 45,600  175,560
  #*Ballard Power Systems, Inc................................. 16,800   10,948
    Bank of Montreal........................................... 15,794  997,457
    Bank of Nova Scotia........................................  6,849  402,741
  #*Bankers Petroleum, Ltd..................................... 61,580  189,543
    Barrick Gold Corp. (067901108)............................. 10,513  335,575
    Barrick Gold Corp. (2024644)...............................  9,774  311,231
   #Baytex Energy Corp.........................................    900   41,382
    BCE, Inc................................................... 10,200  453,140
   #Bell Aliant, Inc...........................................  3,427   89,231
   *Bellatrix Exploration, Ltd................................. 29,662  149,589
  #*Birchcliff Energy, Ltd..................................... 28,747  210,400
   #Bird Construction, Inc.....................................  2,259   31,618
   #Black Diamond Group, Ltd...................................  4,900  107,491
   *BlackPearl Resources, Inc.................................. 41,459  128,858
  #*BNK Petroleum, Inc.........................................  9,254    4,546
   *Bombardier, Inc. Class B................................... 13,560   53,158
    Bonavista Energy Corp...................................... 29,330  396,399
   *Bonterra Energy Corp.......................................    397   18,807
   *Boralex, Inc. Class A......................................  6,100   55,960
    Brick, Ltd. (The)..........................................  2,900   15,439
  #*Brigus Gold Corp........................................... 47,233   43,568
   *Brookfield Residential Properties, Inc.....................  4,535   90,745
   *Burcon NutraScience Corp...................................    300    1,338
    CAE, Inc................................................... 16,827  181,699
    Calfrac Well Services, Ltd.................................  8,468  217,686
    Calian Technologies, Ltd...................................  1,000   21,917
   *Calmena Energy Services, Inc............................... 19,240    2,604
   *Calvalley Petroleums, Inc. Class A......................... 15,100   31,490
    Cameco Corp................................................ 30,249  652,049
    Canaccord Financial, Inc................................... 29,073  215,989
   *Canacol Energy, Ltd........................................  3,112   11,200
    Canada Bread Co., Ltd......................................  1,900   98,638
   *Canada Lithium Corp........................................ 74,852   65,291
    Canadian Energy Services & Technology Corp.................  2,100   24,613
    Canadian Imperial Bank of Commerce.........................  4,351  362,947
   #Canadian National Railway Co...............................  1,300  124,773
    Canadian Natural Resources, Ltd. (136385101)...............  7,333  221,603
    Canadian Natural Resources, Ltd. (2171573)................. 11,700  353,323
  #*Canadian Oil Sands, Ltd....................................  4,460   93,859
    Canadian Pacific Railway, Ltd..............................  4,500  519,526
  #*Canadian Tire Corp. Class A................................  7,716  537,041
    Canadian Utilities, Ltd. Class A...........................  1,500  114,673
   #Canadian Western Bank...................................... 11,700  361,769
   *Canam Group, Inc. Class A..................................  7,700   50,335
    CanElson Drilling, Inc.....................................  5,500   26,745
   *Canfor Corp................................................ 24,916  459,150
  #*Canfor Pulp Products, Inc..................................  9,022   90,455
    CanWel Building Materials Group, Ltd.......................  8,500   21,646
  #*Canyon Services Group, Inc.................................  9,638  106,778
    Capital Power Corp.........................................  3,714   86,389
    Capstone Infrastructure Corp............................... 13,424   59,623
  #*Capstone Mining Corp....................................... 87,895  217,667

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
  #*Cardero Resource Corp.....................................  16,600 $  7,240
    Cascades, Inc.............................................  22,424   98,248
   #Cash Store Financial Services, Inc. (The).................     400    1,624
   *Catamaran Corp............................................   4,000  207,540
    Cathedral Energy Services, Ltd............................   4,976   27,589
   *CCL Industries, Inc. Class B..............................   7,234  386,795
   *Celestica, Inc............................................  48,412  378,113
   *Celtic Exploration, Ltd...................................   6,000  159,836
    Cenovus Energy, Inc.......................................   6,900  229,055
    Centerra Gold, Inc........................................   4,200   38,151
   *Cequence Energy, Ltd......................................  29,553   38,815
  #*CGI Group, Inc. Class A...................................   7,471  200,445
   *China Gold International Resources Corp., Ltd.............  47,311  165,546
   *Chinook Energy, Inc.......................................  10,022   14,570
    Churchill Corp. Class A (The).............................   4,450   39,619
   #CI Financial Corp.........................................   2,000   53,579
   #Cineplex, Inc.............................................   5,357  171,871
    Clairvest Group, Inc......................................     100    2,080
   *Claude Resources, Inc.....................................  31,500   17,370
   #CML HealthCare, Inc.......................................   4,582   32,249
   *Coastal Contacts, Inc.....................................   7,850   40,690
    Cogeco Cable, Inc.........................................   1,895   81,146
    Colabor Group, Inc........................................   7,067   53,566
   *COM DEV International, Ltd................................  16,025   51,896
   *Computer Modelling Group, Ltd.............................   2,632   57,949
   *Connacher Oil & Gas, Ltd..................................  99,121   16,398
   *Constellation Software, Inc...............................     300   37,595
    Contrans Group, Inc. Class A..............................   2,000   21,075
  #*Copper Mountain Mining Corp...............................   7,518   26,457
    Corby Distilleries, Ltd. Class A..........................   2,450   45,934
  #*Corridor Resources, Inc...................................  12,900    9,442
    Corus Entertainment, Inc. Class B.........................  15,300  382,577
    Cott Corp. (22163N106)....................................   4,928   44,648
    Cott Corp. (2228952)......................................  24,578  223,011
   #Crescent Point Energy Corp................................   3,850  148,920
  #*Crew Energy, Inc..........................................  33,412  199,320
   *Crocotta Energy, Inc......................................  25,080   66,132
  #*Davis & Henderson Corp....................................  16,978  370,234
   *DeeThree Exploration, Ltd.................................  14,816  101,160
   *Delphi Energy Corp........................................  30,555   34,311
  #*Denison Mines Corp........................................  82,347  113,109
   *Descartes Systems Group, Inc. (The).......................   9,080   85,574
   *Dollarama, Inc............................................   1,233   75,013
    Dorel Industries, Inc. Class B............................   7,100  283,174
  #*DragonWave, Inc...........................................   6,969   14,533
   *Duluth Metals, Ltd........................................  14,300   32,546
  #*Dundee Precious Metals, Inc...............................  24,318  216,507
   *Dynasty Metals & Mining, Inc..............................   1,882    3,113
   *Eastern Platinum, Ltd..................................... 177,297   34,663
    E-L Financial Corp., Ltd..................................      80   40,104
    Eldorado Gold Corp........................................  26,454  295,731
    Emera, Inc................................................     700   24,943
   *Empire Co., Ltd. Class A..................................   4,700  283,583
   #Enbridge Income Fund Holdings, Inc........................   2,524   64,176
   #Encana Corp...............................................  13,705  264,921
    Enerflex, Ltd.............................................   2,500   30,655
  #*Energy Fuels, Inc.........................................  70,273   11,978
    Enerplus Corp. (292766102)................................  10,804  145,314
    Enerplus Corp. (B584T89)..................................  19,802  265,840
    Enghouse Systems, Ltd.....................................   1,800   32,412
    Ensign Energy Services, Inc...............................  22,247  380,077

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
  #*Epsilon Energy, Ltd........................................ 10,950 $ 43,695
   *Equal Energy, Ltd..........................................  9,801   29,971
    Equitable Group, Inc.......................................  2,250   81,166
    Essential Energy Services, Ltd............................. 33,106   70,700
   *Evertz Technologies, Ltd...................................  2,800   45,310
   *Excellon Resources, Inc.................................... 26,500   13,285
   #Exchange Income Corp.......................................  1,600   44,339
    Exco Technologies, Ltd.....................................  1,900   11,296
   *EXFO, Inc..................................................  7,513   41,655
    Extendicare, Inc...........................................  3,352   26,718
   *Fairfax Financial Holdings, Ltd............................  1,600  574,293
   *Finning International, Inc.................................  7,200  184,367
    First Capital Realty, Inc..................................  1,298   24,596
   *First Majestic Silver Corp................................. 12,400  226,517
    First National Financial Corp..............................    600   11,105
   *First Quantum Minerals, Ltd................................ 11,500  231,868
   *FirstService Corp..........................................  3,300   97,107
   #Fortis, Inc................................................  1,900   65,988
   *Fortress Paper, Ltd. Class A...............................  2,299   18,924
   *Fortuna Silver Mines, Inc..................................  9,800   40,874
   *Fortune Minerals, Ltd......................................    800      481
    Franco-Nevada Corp.........................................  4,300  229,831
    Gamehost, Inc..............................................    100    1,299
   *Genesis Land Development Corp..............................  8,400   29,140
    Genivar, Inc...............................................  9,397  197,475
   #Genworth MI Canada, Inc.................................... 11,107  268,488
    George Weston, Ltd.........................................  3,972  286,172
    Gildan Activewear, Inc.....................................  6,523  240,084
    Glacier Media, Inc.........................................  3,000    5,745
    Glentel, Inc...............................................    400    7,018
   *Gluskin Sheff & Associates, Inc............................  2,000   33,808
   *GLV, Inc. Class A..........................................  8,028   16,420
    GMP Capital, Inc........................................... 13,800   94,915
    Goldcorp, Inc. (2676302)................................... 14,911  525,189
    Goldcorp, Inc. (380956409).................................    416   14,681
  #*Golden Star Resources, Ltd................................. 73,980  118,677
   *Gran Tierra Energy, Inc.................................... 60,864  324,641
   *Granite Real Estate Investment Trust.......................  2,487   97,727
   *Great Basin Gold, Ltd...................................... 79,432    6,371
   *Great Canadian Gaming Corp................................. 14,900  135,943
    Great-West Lifeco, Inc.....................................  6,100  158,402
    Guardian Capital Group, Ltd. Class A.......................  1,244   15,067
  #*Guyana Goldfields, Inc..................................... 11,013   37,321
   *Harry Winston Diamond Corp................................. 18,256  269,429
    Heroux-Devtek, Inc.........................................  3,048   28,359
    High Liner Foods, Inc......................................    800   25,996
   *High River Gold Mines, Ltd................................. 56,000   78,604
    HNZ Group, Inc.............................................    900   20,889
    Home Capital Group, Inc....................................  2,500  151,970
    Horizon North Logistics, Inc............................... 13,660   82,721
   *HudBay Minerals, Inc. (443628102)..........................  3,790   44,040
    HudBay Minerals, Inc. (B05BDX1)............................ 41,779  485,900
   #Husky Energy, Inc..........................................  8,905  277,667
    IAMGOLD Corp. (2446646).................................... 26,300  215,958
    IAMGOLD Corp. (450913108).................................. 23,010  189,832
    IBI Group, Inc.............................................  1,759   10,776
    IGM Financial, Inc.........................................  1,400   61,059
  #*Imax Corp..................................................  5,400  127,556
   *Imperial Metals Corp.......................................  4,400   59,202
    Imperial Oil, Ltd..........................................    776   34,077
  #*IMRIS, Inc.................................................  4,300   16,253

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
CANADA -- (Continued)
    Indigo Books & Music, Inc..............................   1,600 $   17,197
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  16,494    576,314
    Inmet Mining Corp......................................   8,607    621,319
   #Innergex Renewable Energy, Inc.........................   8,402     86,177
    Intact Financial Corp..................................   5,604    368,918
   *International Forest Products, Ltd. Class A............  16,285    143,192
   #International Minerals Corp............................   4,255     19,752
   *Intertape Polymer Group, Inc...........................  14,069    136,543
   *Ithaca Energy, Inc.....................................  33,318     67,812
  #*Ivanhoe Energy, Inc....................................  57,636     47,963
  #*Jaguar Mining, Inc.....................................  16,500     12,738
    Jean Coutu Group PJC, Inc. Class A (The)...............   4,300     65,444
   #Just Energy Group, Inc.................................   6,008     59,574
  #*Katanga Mining, Ltd....................................  83,398     61,875
    K-Bro Linen, Inc.......................................     900     26,800
    Keyera Corp............................................   1,600     83,256
    Killam Properties, Inc.................................   6,800     88,630
   *Kinross Gold Corp. (496902404).........................   4,318     35,537
    Kinross Gold Corp. (B03Z841)........................... 100,980    828,170
  #*Kirkland Lake Gold, Inc................................   4,200     25,476
  #*Lake Shore Gold Corp...................................  44,198     38,109
    Laurentian Bank of Canada..............................   9,555    422,474
   *Le Chateau, Inc. Class A...............................     500      2,000
   *Legacy Oil & Gas, Inc..................................  37,929    263,913
    Leisureworld Senior Care Corp..........................   7,845     99,577
    Leon's Furniture, Ltd..................................   5,538     75,402
    Linamar Corp...........................................  15,031    385,797
    Liquor Stores N.A., Ltd................................   4,944     94,429
   #Loblaw Cos., Ltd.......................................   9,861    396,061
   *Long Run Exploration, Ltd..............................  28,939    127,662
   *Lundin Mining Corp.....................................  86,883    446,872
   *MacDonald Dettweiler & Associates, Ltd.................   2,340    147,147
    Magna International, Inc...............................  20,960  1,095,493
   *Major Drilling Group International, Inc................  17,492    173,798
    Manitoba Telecom Services, Inc.........................   1,700     56,570
   #Manulife Financial Corp................................  40,805    589,124
   *Maple Leaf Foods, Inc..................................  13,297    171,045
   *Martinrea International, Inc...........................  22,401    202,808
   *Maxim Power Corp.......................................   2,200      6,066
   *MBAC Fertilizer Corp...................................   4,200     14,570
   *McEwen Mining -- Minera Andes Acquisition Corp.........  24,285     75,967
   *MEG Energy Corp........................................   6,967    238,124
   *MEGA Brands, Inc.......................................   2,000     21,516
   *Mega Uranium, Ltd......................................  22,900      3,444
    Melcor Developments, Ltd...............................   2,078     40,314
   *Mercator Minerals, Ltd.................................  30,547     14,395
   #Methanex Corp..........................................  11,900    427,966
  #*Metro, Inc.............................................   3,200    198,661
   #Migao Corp.............................................   6,589     11,230
  #*Mood Media Corp........................................   8,333     15,540
    Morneau Shepell, Inc...................................  11,496    149,261
    Mullen Group, Ltd......................................  10,880    250,565
    National Bank of Canada................................   5,100    405,587
    Nevsun Resources, Ltd..................................  39,942    168,995
    New Flyer Industries, Inc..............................   4,822     46,654
   *New Gold, Inc..........................................  21,054    204,545
    Newalta Corp...........................................  11,848    190,656
    Nexen, Inc.............................................  40,522  1,083,945
   *Niko Resources, Ltd....................................   8,792     91,763
   *Norbord, Inc...........................................   4,350    127,569
   #Nordion, Inc...........................................  12,800     90,090

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
  #*North American Energy Partners, Inc........................  5,546 $ 20,852
  #*North American Palladium, Ltd.............................. 31,811   53,263
   #North West Co., Inc. (The).................................  1,732   40,183
   #Northland Power, Inc.......................................  9,434  184,915
  #*NovaGold Resources, Inc....................................  4,700   20,922
   *Nuvista Energy, Ltd........................................ 20,891  109,545
   *OceanaGold Corp............................................ 71,900  196,078
   *Onex Corp..................................................  6,200  270,154
   *Open Text Corp.............................................  3,100  180,828
   *Orvana Minerals Corp....................................... 13,000   12,513
  #*Osisko Mining Corp......................................... 10,600   73,437
   *Pace Oil & Gas, Ltd........................................ 12,679   40,933
   #Pacific Rubiales Energy Corp...............................  6,257  145,980
   *Paladin Labs, Inc..........................................  1,963   87,070
    Pan American Silver Corp. (2669272)........................ 20,737  362,177
    Pan American Silver Corp. (697900108)......................  4,200   73,542
  #*Paramount Resources, Ltd. Class A..........................  3,054   99,208
   *Parex Resources, Inc....................................... 16,763   95,798
    Parkland Fuel Corp.........................................  3,000   59,645
   *Pason Systems, Inc.........................................  4,680   79,814
   *Patheon, Inc...............................................  1,395    5,147
   #Pembina Pipeline Corp......................................  5,992  173,875
   #Pengrowth Energy Corp...................................... 84,197  384,095
   #Penn West Petroleum, Ltd................................... 38,431  388,780
  #*Perpetual Energy, Inc...................................... 17,275   17,147
   *PetroBakken Energy, Ltd.................................... 47,040  415,028
   *Petrobank Energy & Resources, Ltd.......................... 26,705   23,026
   #Petrominerales, Ltd........................................ 20,419  181,793
   #Peyto Exploration & Development Corp.......................  3,335   76,972
   *Phoscan Chemical Corp...................................... 21,000    5,685
    PHX Energy Services Corp...................................  3,272   31,067
   *Pine Cliff Energy, Ltd..................................... 14,550   12,983
   #Poseidon Concepts Corp.....................................  6,541    8,263
    Precision Drilling Corp.................................... 50,218  460,189
   #Premium Brands Holdings Corp...............................  4,249   73,273
   *Primero Mining Corp. (74164W106)...........................  6,304   39,148
  #*Primero Mining Corp. (B4Z8FV2)............................. 15,420   96,008
   #Progressive Waste Solutions, Ltd........................... 16,623  369,326
   #Pulse Seismic, Inc......................................... 14,104   40,725
   *Pure Technologies, Ltd.....................................  2,900   12,735
   *QLT, Inc...................................................  3,731   29,739
    Quebecor, Inc. Class B.....................................  8,000  337,197
  #*Questerre Energy Corp. Class A............................. 16,560   15,275
   *Ram Power Corp............................................. 21,879    5,374
    Reitmans Canada, Ltd.......................................    700    8,387
   *Reitmans Canada, Ltd. Class A.............................. 10,754  135,746
  #*Research In Motion, Ltd.................................... 73,349  950,139
   *Richelieu Hardware, Ltd....................................  2,000   79,206
   *Richmont Mines, Inc........................................ 10,500   32,214
   #Ritchie Brothers Auctioneers, Inc..........................  3,200   69,814
   *RMP Energy, Inc............................................ 33,092  110,152
   *Rock Energy, Inc...........................................  5,688    8,098
    Rocky Mountain Dealerships, Inc............................  2,000   24,784
    Rogers Sugar, Inc.......................................... 22,850  145,705
    RONA, Inc.................................................. 33,743  409,693
   #Royal Bank of Canada....................................... 13,100  815,893
  #*Russel Metals, Inc.........................................  9,962  279,863
  #*San Gold Corp..............................................  1,146      781
   *Sandvine Corp.............................................. 18,900   33,730
   *Santonia Energy, Inc....................................... 31,900   42,218
   *Saputo, Inc................................................  2,700  134,269

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
   #Savanna Energy Services Corp............................. 21,309 $  156,388
   *Scorpio Mining Corp...................................... 27,700     27,494
    Sears Canada, Inc........................................  1,084     10,368
   *Secure Energy Services, Inc.............................. 10,900    114,311
   #SEMAFO, Inc.............................................. 21,000     58,743
   #Shaw Communictions, Inc. Class B.........................  4,800    112,324
    ShawCor, Ltd. Class A....................................  4,853    195,113
    Sherritt International Corp.............................. 85,146    501,964
   #Shoppers Drug Mart Corp..................................  4,243    176,118
   *Shore Gold, Inc.......................................... 15,000      3,158
   *Sierra Wireless, Inc.....................................  6,400     72,894
   *Silver Standard Resources, Inc. (2218458)................ 19,168    231,192
   *Silver Standard Resources, Inc. (82823L106)..............  2,799     33,728
    Silver Wheaton Corp......................................  9,100    316,684
   *SNC-Lavalin Group, Inc...................................    900     40,200
    Softchoice Corp..........................................  4,400     52,496
   *Sonde Resources Corp..................................... 10,900     17,485
   *Southern Pacific Resource Corp........................... 90,301    108,644
  #*SouthGobi Resources, Ltd................................. 14,057     32,415
   #Sprott Resource Corp..................................... 29,587    134,675
    Sprott Resource Lending Corp............................. 19,291     29,012
    Sprott, Inc..............................................  4,000     16,844
   *St. Andrew Goldfields, Ltd............................... 14,000      6,948
   #Stantec, Inc.............................................  7,412    303,644
    Stella-Jones, Inc........................................  1,400    105,990
   *Stornoway Diamond Corp...................................  3,000      2,587
    Strad Energy Services, Ltd...............................  4,059     14,773
    Student Transportation, Inc..............................  7,964     51,901
    Sun Life Financial, Inc.................................. 24,578    717,084
    Suncor Energy, Inc....................................... 36,072  1,226,028
   *SunOpta, Inc............................................. 14,332    102,310
   #Superior Plus Corp....................................... 16,821    183,152
   *Surge Energy, Inc........................................ 12,540     44,004
   *TAG Oil, Ltd.............................................  2,262     10,591
    Talisman Energy, Inc. (2068299).......................... 31,348    391,614
    Talisman Energy, Inc. (87425E103)........................  9,212    115,334
   *Taseko Mines, Ltd........................................ 52,876    175,476
    Teck Resources, Ltd. Class B............................. 17,000    619,561
    Telus Corp. Non-Voting...................................  5,300    356,663
   *Tembec, Inc.............................................. 16,400     48,342
   *Teranga Gold Corp. (B4L8QT1)............................. 11,133     22,113
   *Teranga Gold Corp. (B5TDK82).............................  1,800      3,555
   *Theratechnologies, Inc...................................  2,900      1,483
  #*Thompson Creek Metals Co., Inc........................... 41,800    169,731
   *Thompson Creek Metals Co., Inc...........................  9,468     38,535
   #Thomson Reuters Corp..................................... 10,416    319,038
    Tim Hortons, Inc.........................................  3,300    165,463
    TORC Oil & Gas, Ltd......................................  6,579     14,643
   *Toromont Industries, Ltd.................................  6,400    142,450
   #Toronto-Dominion Bank (The).............................. 21,129  1,764,422
    Torstar Corp. Class B.................................... 14,674    116,374
    Total Energy Services, Inc...............................  5,772     87,963
   *Tourmaline Oil Corp......................................  3,896    132,223
   #TransAlta Corp........................................... 20,057    322,553
   #TransCanada Corp......................................... 12,267    580,635
    Transcontinental, Inc. Class A........................... 18,900    220,001
    TransForce, Inc.......................................... 10,391    230,761
   *TransGlobe Energy Corp................................... 14,870    127,172
   #Trican Well Service, Ltd................................. 42,945    587,727
   #Trilogy Energy Corp......................................  2,200     62,511
    Trinidad Drilling, Ltd................................... 34,169    246,658

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
CANADA -- (Continued)
   *Turquoise Hill Resources, Ltd. (00435108).............   8,952 $    69,378
  #*Turquoise Hill Resources, Ltd. (B7WJ1F5)..............   5,700      43,890
   *TVA Group, Inc. Class B...............................     653       6,308
    Twin Butte Energy, Ltd................................  45,500     121,346
    Uni-Select, Inc.......................................   2,800      66,701
  #*Uranium One, Inc......................................  79,375     216,463
   *US Silver & Gold, Inc.................................   8,800      18,175
   *Valeant Pharmaceuticals International, Inc............   1,000      66,312
    Valener, Inc..........................................   1,989      32,086
   #Veresen, Inc..........................................  12,200     157,056
   *Veris Gold Corp.......................................   8,295      14,304
    Vermilion Energy, Inc.................................     900      46,164
   #Wajax Corp............................................     861      38,466
    WaterFurnace Renewable Energy, Inc....................     913      14,738
   *Wesdome Gold Mines, Ltd...............................  14,500      12,939
    West Fraser Timber Co., Ltd...........................   6,281     504,231
   *Western Forest Products, Inc..........................  13,900      18,396
    Westjet Airlines, Ltd.................................     700      14,668
   *Whistler Blackcomb Holdings, Inc......................     700       8,878
   *Whitecap Resources, Inc...............................  35,047     336,274
    Wi-Lan, Inc...........................................  23,100     105,147
    Winpak, Ltd...........................................   3,194      54,440
   *Xtreme Drilling & Coil Services Corp..................   6,626      10,297
   #Yamana Gold, Inc......................................  58,105     949,580
  #*YM Biosciences, Inc...................................   9,400      27,614
    Zargon Oil & Gas, Ltd.................................   7,857      62,232
                                                                   -----------
TOTAL CANADA..............................................          64,582,167
                                                                   -----------
CHINA -- (0.0%)
  #*China Public Procurement, Ltd......................... 148,000          --
    China WindPower Group, Ltd............................ 730,000      27,282
   *Hanfeng Evergreen, Inc................................   5,700      12,344
    Lee & Man Chemical Co., Ltd...........................  70,000      44,495
                                                                   -----------
TOTAL CHINA...............................................              84,121
                                                                   -----------
COLOMBIA -- (0.0%)
   *Platino Energy Corp...................................   3,845       5,320
                                                                   -----------
DENMARK -- (1.0%)
    A.P. Moeller-Maersk A.S. Series A.....................      15     113,426
    A.P. Moeller-Maersk A.S. Series B.....................      41     327,067
   *Alk-Abello A.S........................................   2,003     151,684
   *Alm. Brand A.S........................................  27,498      84,652
   *Amagerbanken A.S......................................  38,975          --
   *Ambu A.S. Series B....................................      63       1,796
   *Auriga Industries A.S. Series B.......................   4,100      80,870
   *Bang & Olufsen Holdings A.S...........................   8,483      99,532
  #*Bavarian Nordic A.S...................................   8,066      68,617
    Carlsberg A.S. Series B...............................   3,767     402,951
    Chr. Hansen Holding A.S...............................   1,269      44,886
    Coloplast A.S. Series B...............................   2,975     156,949
   *D/S Norden A.S........................................   7,113     218,394
   *Danske Bank A.S.......................................  12,773     244,759
    DFDS A.S..............................................     816      42,465
   *DSV A.S...............................................  11,426     292,929
   *East Asiatic Co., Ltd. A.S............................   3,691      72,993
   *FLSmidth & Co. A.S....................................   3,859     239,102
   *Genmab A.S............................................   4,878      87,080
   *GN Store Nord A.S.....................................  41,720     678,826
   *H&H International A.S. Series B.......................   1,940      10,538
   *H. Lundbeck A.S.......................................   9,527     150,674

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
DENMARK -- (Continued)
    Harboes Bryggeri A.S..................................    511 $    8,127
   *IC Companys A.S.......................................  1,797     41,773
    Jeudan A.S............................................    667     54,387
   *Jyske Bank A.S........................................ 19,480    633,348
   *NeuroSearch A.S.......................................  2,974      1,890
  #*NKT Holding A.S.......................................  6,939    245,357
    Nordjyske Bank A.S....................................    140      2,042
    Norresundby Bank A.S..................................    195      5,196
   *Novozymes A.S. Series B...............................  1,990     65,215
  #*Pandora A.S........................................... 12,272    303,247
   *Parken Sport & Entertainment A.S......................    848     10,178
    Per Aarsleff A.S. Series B............................    320     28,386
   *Ringkjoebing Landbobank A.S...........................  1,003    151,613
   *Rockwool International A.S. Series B..................  1,995    239,070
   *Royal Unibrew A.S.....................................  1,489    138,229
    Schouw & Co. A.S......................................  4,272    127,706
   *SimCorp A.S...........................................    445    106,534
   *Solar Holdings A.S. Series B..........................  1,286     59,719
  #*Spar Nord Bank A.S.................................... 12,806     67,087
   *Sydbank A.S........................................... 20,977    413,455
   *TDC A.S............................................... 48,913    374,880
    Tivoli A.S............................................      1        535
  #*TK Development A.S....................................  4,894     11,152
   *Topdanmark A.S........................................  1,093    239,711
   *TopoTarget A.S........................................ 61,560     25,823
   *Tryg A.S..............................................  2,508    197,091
    United International Enterprises A.S..................    456     83,123
  #*Vestas Wind Systems A.S............................... 34,087    206,675
   *Vestjysk Bank A.S.....................................  1,419      2,964
   *Zealand Pharma A.S....................................    157      2,712
                                                                  ----------
TOTAL DENMARK.............................................         7,417,415
                                                                  ----------
FINLAND -- (1.7%)
    Ahlstrom Oyj..........................................  6,489    122,910
   *Aktia Oyj Series A....................................  2,082     17,395
  #*Alma Media Oyj........................................  6,053     40,358
   *Amer Sports Oyj....................................... 20,376    324,576
    Aspo Oyj..............................................  1,177     10,379
    Atria P.L.C...........................................  2,419     24,187
   *Bank of Aland P.L.C. Series B.........................      5         56
    BasWare Oyj...........................................     30        790
  #*Cargotec Oyj Series B................................. 11,121    313,268
   *Citycon Oyj........................................... 13,332     44,547
    Cramo Oyj.............................................  5,196     71,755
   *Elektrobit Corp. Oyj.................................. 47,687     53,046
   *Elisa Oyj.............................................  5,993    142,506
   *Finnair Oyj........................................... 26,833    109,200
   *Finnlines Oyj.........................................    894      9,290
   *Fiskars Oyj Abp.......................................  3,796     97,427
   *Fortum Oyj............................................ 24,176    452,368
    F-Secure Oyj.......................................... 14,826     35,915
    HKScan Oyj Series A...................................  4,025     22,711
   *Huhtamaki Oyj......................................... 20,427    370,728
    Ilkka-Yhtyma Oyj......................................  3,592     24,357
   *KCI Konecranes Oyj....................................  4,682    157,478
  #*Kemira Oyj............................................ 25,543    404,660
   *Kesko Oyj Series A....................................    817     27,158
   *Kesko Oyj Series B.................................... 18,696    611,788
  #*Kone Oyj Series B.....................................  2,842    234,450
    Laennen Tehtaat Oyj...................................    276      5,507
   *Lassila & Tikanoja Oyj................................  4,999     83,071

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
FINLAND -- (Continued)
    Lemminkainen Oyj......................................   2,049 $    43,333
  #*Mesta Board Oyj.......................................  55,249     183,816
    Metso Oyj.............................................   5,589     249,913
  #*Neste Oil Oyj.........................................  37,581     599,789
   #Nokia Oyj............................................. 317,142   1,244,775
   *Nokian Renkaat Oyj....................................   3,595     154,580
    Okmetic Oyj...........................................   2,360      15,303
    Olvi Oyj Series A.....................................   1,764      51,775
    Oriola-KD Oyj Series B................................  35,693     116,314
    Orion Oyj Series A....................................   2,849      78,727
   *Orion Oyj Series B....................................   5,412     151,042
   *Outokumpu Oyj......................................... 300,381     310,968
   *Outotec Oyj...........................................   3,651     229,646
   *PKC Group Oyj.........................................   3,333      75,771
   *Pohjola Bank P.L.C. Series A..........................  25,713     439,861
    Ponsse Oyj............................................     608       5,595
   *Poyry Oyj.............................................   4,941      21,130
   *Raisio P.L.C. Series V................................  34,264     147,325
   *Ramirent Oyj..........................................   8,349      81,079
  #*Rautaruukki Oyj Series K..............................  27,559     198,233
   *Ruukki Group Oyj......................................  27,643      16,861
    Saga Furs Oyj.........................................     284       8,792
   *Sampo Oyj Series A....................................  15,199     545,616
   #Sanoma Oyj............................................  18,896     191,160
   *Scanfil P.L.C.........................................   9,299      11,509
    Sievi Capital P.L.C...................................   9,299      12,483
    Stockmann Oyj Abp Series A............................   2,666      53,011
  #*Stockmann Oyj Abp Series B............................   5,450     107,119
   *Stora Enso Oyj Series R............................... 113,500     809,455
    Technopolis Oyj.......................................   6,838      35,591
  #*Tieto Oyj.............................................  12,024     267,406
   *Tikkurila Oyj.........................................   3,682      78,745
   *UPM-Kymmene Oyj.......................................  95,486   1,167,507
  #*Uponor Oyj Series A...................................   6,171      86,402
   *Vacon Oyj.............................................   1,144      68,004
    Vaisala Oyj Series A..................................   1,578      40,023
   *Wartsila OYJ Abp......................................   4,750     225,737
   *Yit Oyj...............................................  15,587     343,315
                                                                   -----------
TOTAL FINLAND.............................................          12,279,592
                                                                   -----------
FRANCE -- (6.0%)
   *Accor SA..............................................   4,085     159,457
   *Aeroports de Paris SA.................................     813      67,011
  #*Air France-KLM........................................  35,330     384,132
   #Akka Technologies SA..................................   1,584      48,329
  #*Alcatel-Lucent SA..................................... 400,699     669,586
  #*Alcatel-Lucent SA Sponsored ADR.......................  32,900      54,614
   *Alstom SA.............................................   3,558     157,712
    Altamir Amboise SA....................................   4,940      52,526
   *Alten SA..............................................   4,315     165,848
   *Altran Technologies SA................................  27,098     205,013
   *April SA..............................................   3,167      67,504
  #*Archos SA.............................................   3,060      16,756
   *Arkema SA.............................................   6,195     702,384
  #*Artprice.com SA.......................................     891      31,626
   *Assystem SA...........................................   1,977      44,482
   *AtoS SA...............................................   4,104     299,972
    Audika Groupe SA......................................   1,518      18,864
   *AXA SA................................................  35,933     665,294
    AXA SA Sponsored ADR..................................  14,588     269,149
    Axway Software SA.....................................     565      13,052

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
FRANCE -- (Continued)
   *Beneteau SA............................................  7,535 $   84,085
   *BioAlliance Pharma SA..................................  1,326      9,676
   *bioMerieux SA..........................................    640     61,109
   *BNP Paribas SA......................................... 27,532  1,727,467
   *Boiron SA..............................................  1,252     53,318
    Bollore SA.............................................    930    335,372
   *Bonduelle SCA..........................................  1,202    126,081
   *Bongrain SA............................................  1,358     90,404
   *Bourbon SA.............................................  9,780    298,360
   *Boursorama SA..........................................  5,104     43,117
    Bouygues SA............................................ 17,798    504,996
   *Bull SA................................................ 15,005     66,186
   *Cap Gemini SA.......................................... 12,092    582,717
   *Carrefour SA........................................... 10,179    290,203
   *Casino Guichard Perrachon SA...........................  5,408    529,599
   *Cegedim SA.............................................    820     23,896
    Cegid Group SA.........................................    946     19,573
   *Christian Dior SA......................................    535     93,424
   *Cie de Saint-Gobain SA................................. 35,053  1,442,390
    Cie des Alpes SA.......................................    295      6,810
   *Cie Generale de Geophysique - Veritas SA............... 11,543    334,395
    Cie Generale de Geophysique - Veritas SA Sponsored
      ADR.................................................. 16,300    473,189
   *Cie Generale des Etablissements Michelin SA Series B... 15,059  1,400,532
   *Cie Generale D'Optique Essilor Intenational SA.........  2,283    232,704
    Ciments Francais SA....................................  1,256     76,219
   *Club Mediterranee SA...................................  7,116    134,789
   *CNP Assurances SA...................................... 19,956    329,915
   *Credit Agricole SA..................................... 80,559    796,307
   *Dassault Systemes SA...................................    955    106,188
   *Derichebourg SA........................................ 32,767    159,294
    Devoteam SA............................................    983     15,076
   *Edenred SA.............................................  3,153    101,037
   *Eiffage SA.............................................  8,192    367,652
    Electricite de France SA...............................  5,920    113,649
    Electricite de Strasbourg SA...........................     88     11,188
   *Eramet SA..............................................    608     86,260
   *Esso SA Francaise......................................    803     64,342
   *Establissements Maurel et Prom SA...................... 12,171    224,765
   *Etam Developpement SA..................................    518     15,283
   *Euler Hermes SA........................................  3,745    334,043
   *Euro Disney SCA........................................  2,997     20,859
   *Eurofins Scientific SA.................................    808    144,344
   *European Aeronautic Defence & Space Co. SA.............  5,781    271,019
  #*Eutelsat Communications SA.............................  2,295     78,836
   *Faiveley Transport SA..................................  1,229     84,152
   *Faurecia SA............................................  7,107    125,237
    Fimalac SA.............................................    796     40,314
   *France Telecom SA...................................... 22,820    259,161
    France Telecom SA Sponsored ADR........................  3,032     34,565
   *GameLoft SE............................................  6,034     41,437
  #*GDF Suez SA............................................ 36,708    753,013
   *Gemalto NV.............................................  3,307    294,361
   *GFI Informatique SA....................................  7,854     32,424
    GL Events SA...........................................  2,268     55,995
   *Groupe Eurotunnel SA................................... 73,254    622,901
    Groupe Flo SA..........................................  2,320     10,099
   *Groupe Partouche SA....................................  2,401      3,487
   *Groupe Steria SCA......................................  8,582    159,422
    Guerbet SA.............................................    133     20,187
   *Haulotte Group SA......................................  3,182     26,407
   *Havas SA............................................... 67,887    444,331

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES  VALUE++
                                                             ------ ----------
FRANCE -- (Continued)
   *Hi-Media SA.............................................  7,835 $   21,576
   *Iliad SA................................................    182     33,717
   *Imerys SA...............................................  2,826    186,877
   *Ingenico SA.............................................  5,047    318,158
   *Ipsen SA................................................  2,449     86,159
   *Ipsos SA................................................  5,684    226,556
    Jacquet Metal Service SA................................  2,357     30,596
   *JCDecaux SA.............................................  2,330     65,079
    Korian SA...............................................  2,164     42,183
    L.D.C. SA...............................................    210     27,939
    Lafarge SA.............................................. 19,443  1,187,403
   *Lagardere SCA........................................... 22,161    801,029
    Laurent-Perrier SA......................................    548     51,339
   *Legrand SA..............................................  4,078    185,006
   *Lisi SA.................................................    788     69,523
   *M6 Metropole Television SA..............................  4,349     72,785
    Maisons France Confort SA...............................    139      5,436
   *Manitou BF SA...........................................  3,827     68,209
    Manutan International SA................................    234     11,383
   *Maurel & Prom Nigeria SA................................ 12,171     43,313
   *Medica SA...............................................  8,569    163,185
    Mersen SA...............................................  4,512    132,123
    Montupet SA.............................................    113      1,409
   *Natixis SA.............................................. 93,215    369,354
   *Naturex SA..............................................    711     56,673
  #*Neopost SA..............................................  2,678    152,858
  #*Nexans SA...............................................  6,497    336,487
   *Nexity SA...............................................  7,014    214,067
   *NicOx SA................................................ 14,169     65,950
    Norbert Dentressangle SA................................    948     83,253
    NRJ Group SA............................................  3,854     31,834
    Oeneo SA................................................  4,862     17,156
  #*Orpea SA................................................  4,420    188,522
  #*PagesJaunes Groupe SA...................................  7,219     27,949
   *Parrot SA...............................................    206      7,966
   *Pernod-Ricard SA........................................  2,185    273,502
  #*Peugeot SA.............................................. 24,907    194,124
   #Pierre & Vacances SA....................................    947     20,217
   *Plastic Omnium SA.......................................  3,501    136,929
   *PPR SA..................................................  2,938    631,859
   *Publicis Groupe SA......................................  2,711    177,401
   *Rallye SA...............................................  6,775    239,413
   *Recylex SA..............................................  7,033     35,864
    Remy Cointreau SA.......................................    864    110,227
    Renault SA.............................................. 18,400  1,109,041
   *Rexel SA................................................ 20,631    438,703
    Robertet SA.............................................    246     43,151
   *Rubis SCA...............................................  1,843    133,519
   *SA des Ciments Vicat....................................  3,201    204,066
   *Safran SA...............................................  5,906    271,247
   *Saft Groupe SA..........................................  5,620    151,798
    Samse SA................................................     40      3,386
    Sanofi SA............................................... 19,474  1,898,434
    Sanofi SA ADR...........................................    880     42,838
   *Sartorius Stedim Biotech SA.............................  1,037    126,346
   *Schneider Electric SA...................................  5,307    403,742
   *SCOR SE................................................. 32,016    921,759
   *SEB SA..................................................  1,148     91,777
    Seche Environnement SA..................................    578     23,192
   *Sechilienne SA..........................................  5,326    108,598
   *Sequana SA..............................................  1,894     23,136

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
   *SES SA.................................................   3,759 $   115,040
   *Societe BIC SA.........................................   1,862     250,542
   *Societe d'Edition de Canal Plus SA.....................   9,370      65,780
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco SA............................................     408      19,543
   *Societe Generale SA....................................  59,410   2,682,694
    Societe Internationale de Plantations d'Heveas SA......     378      34,380
   *Societe Marseillaise du Tunnel Prado Carenage SA.......     200       7,295
   *Societe Television Francaise 1 SA......................  25,527     308,147
   *Sodexo SA..............................................   1,066      95,024
  #*Soitec SA..............................................  27,889     103,922
    Somfy SA...............................................     303      63,688
   *Sopra Group SA.........................................     565      40,638
   *Stallergenes SA........................................      22       1,309
   *Ste Industrielle d'Aviation Latecoere SA...............     998      11,489
   *Stef SA................................................   1,194      63,409
    STMicroelectronics NV.................................. 106,648     921,950
   *STMicroelectronics NV ADR..............................  14,700     126,861
    Store Electronic SA....................................   1,158      17,153
   *Suez Environnement SA..................................   4,879      64,519
    Sword Group SA.........................................   2,537      46,794
    Synergie SA............................................   4,436      51,555
   *Technicolor SA.........................................  23,209      80,359
   *Technip SA.............................................   2,659     287,913
   *Teleperformance SA.....................................  13,974     556,806
    Thales SA..............................................   2,245      80,849
  #*Theolia SA.............................................  18,387      39,713
   *Thermador Groupe SA....................................      81       6,507
    Total Gabon SA.........................................      20       9,995
    Total SA...............................................   5,700     308,894
    Total SA Sponsored ADR.................................  16,698     906,534
    Touax SA...............................................     379      11,132
  #*Transgene SA...........................................   1,632      18,497
   *Trigano SA.............................................   3,671      54,754
   *UbiSoft Entertainment SA...............................  30,231     291,659
    Union Financiere de France Banque SA...................     730      18,044
   *Valeo SA...............................................   6,816     367,289
   *Vallourec SA...........................................  11,668     633,109
   #Veolia Environnement SA................................   5,977      76,526
   *Vetoquinol SA..........................................     151       5,563
    Viel et Compagnie SA...................................  10,410      35,452
  #*Vilmorin & Cie SA......................................   1,037     136,756
   *Vinci SA...............................................   5,641     287,146
   *Virbac SA..............................................     612     136,965
   *Vivendi SA.............................................  53,400   1,143,594
    VM Materiaux SA........................................      25         537
    Vranken-Pommery Monopole SA............................     394      11,292
   *Zodiac Aerospace SA....................................   2,570     281,363
                                                                    -----------
TOTAL FRANCE...............................................          43,457,773
                                                                    -----------
GERMANY -- (4.9%)
   *Aareal Bank AG.........................................  14,975     356,740
   *Adidas-Salomon AG......................................   4,493     417,252
   *ADVA Optical Networking SE.............................   8,160      49,798
   *Air Berlin P.L.C.......................................   9,292      22,501
  #*Aixtron SE.............................................  11,242     153,710
    ALBA SE................................................     497      42,484
    Allgeier SE............................................     325       5,187
   *Allianz SE.............................................  10,175   1,455,903
    Allianz SE Sponsored ADR...............................  11,988     171,309
   *Amadeus Fire AG........................................     140       7,983
    Asian Bamboo AG........................................   1,832      16,206

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
   *Aurubis AG..............................................   8,666 $  650,042
  #*Axel Springer AG........................................   3,048    142,398
   *BASF SE.................................................   5,093    515,819
   #Bauer AG................................................   2,995     87,403
   *Bayer AG................................................   5,180    511,173
   *Bayerische Motoren Werke AG.............................   6,302    634,724
   *BayWa AG................................................   3,204    159,708
   *Bechtle AG..............................................   4,093    184,778
    Beiersdorf AG...........................................     921     80,829
   *Bertrandt AG............................................     498     54,823
   *Bijou Brigitte AG.......................................     416     41,224
   *Bilfinger SE............................................   3,996    403,903
    Biotest AG..............................................     741     53,861
   *Borussia Dortmund GmbH & Co. KGaA.......................  13,961     58,085
   *Brenntag AG.............................................     760    108,203
   *CANCOM AG...............................................   3,065     60,436
   *Carl Zeiss Meditec AG...................................   3,515    114,772
    CATOil AG...............................................   2,861     32,025
   *Celesio AG..............................................  24,187    439,325
    CENIT AG................................................   1,384     15,103
   *Centrotec Sustainable AG................................   1,644     34,537
   *Cewe Color Holding AG...................................     786     34,874
   *Comdirect Bank AG.......................................   7,307     85,933
   *Commerzbank AG.......................................... 309,953    678,663
   *Constantin Medien AG....................................  11,950     26,629
   *Continental AG..........................................   2,293    269,106
   *CropEnergies AG.........................................   6,908     56,627
   *CTS Eventim AG..........................................   1,572     56,195
  #*Curanum AG..............................................   1,848      6,348
    DAB Bank AG.............................................   5,739     30,200
    Daimler AG..............................................  25,279  1,471,283
   #Delticom AG.............................................     800     38,466
   *Deutsche Bank AG........................................  29,192  1,508,059
   *Deutsche Boerse AG......................................   3,214    211,632
    Deutsche Lufthansa AG...................................  36,193    718,918
    Deutsche Post AG........................................  30,092    706,612
   *Deutsche Telekom AG.....................................  30,465    374,266
    Deutsche Telekom AG Sponsored ADR.......................  26,160    320,722
  #*Deutsche Wohnen AG......................................   9,581    184,457
   *Deutz AG................................................  17,349    102,346
   *Dialog Semiconductor P.L.C..............................   3,072     54,782
    Dr. Hoenle AG...........................................     339      6,126
    Draegerwerk AG & Co. KGaA...............................     318     30,975
  #*Drillisch AG............................................   8,176    134,097
   *Duerr AG................................................   1,177    115,162
   *E.ON SE.................................................  43,404    754,715
    Eckert & Ziegler AG.....................................     837     29,329
    Elmos Semiconductor AG..................................   1,774     18,017
   *ElreingKlinger AG.......................................   2,547     90,058
  #*Euromicron AG...........................................   2,040     53,724
   *Evotec AG...............................................  18,777     70,486
    Fielmann AG.............................................     103     10,516
   *Fraport AG..............................................   6,284    380,879
  #*Freenet AG..............................................  26,602    572,901
   *Fresenius Medical Care AG & Co. KGaA....................   1,177     82,965
    Fresenius Medical Care AG & Co. KGaA ADR................   2,000     70,400
    Fresenius SE & Co. KGaA.................................   1,933    235,096
    Fuchs Petrolub AG.......................................     497     35,131
   *GAGFAH SA...............................................   4,662     57,050
   *GEA Group AG............................................   9,316    337,548
   *Gerresheimer AG.........................................   5,778    297,073

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
   *Gerry Weber International AG.............................  2,100 $  102,015
   *Gesco AG.................................................    631     66,214
   *GFK SE...................................................  2,856    165,323
  #*Gigaset AG............................................... 14,453     22,416
   *Gildemeister AG.......................................... 12,931    318,544
   *Grammer AG...............................................  4,928    131,774
    Grenkeleasing AG.........................................  1,404    103,521
   *GSW Immobilien AG........................................    809     34,521
   *H&R AG...................................................  3,046     50,930
   *Hamburger Hafen und Logistik AG..........................    933     23,037
   *Hannover Rueckversicherung AG............................  7,599    613,470
  #*Hansa Group AG...........................................  3,842     15,634
  #*Heidelberger Druckmaschinen AG........................... 57,042    122,324
  #*Heidelberger Zement AG................................... 13,728    865,382
   *Henkel AG & Co. KGaA.....................................  1,143     84,786
   *Hochtief AG..............................................  5,194    338,938
   *Homag Group AG...........................................    168      2,468
   *Hugo Boss AG.............................................    391     45,944
   *Indus Holding AG.........................................  4,832    151,087
   #Infineon Technologies AG ADR............................. 51,964    469,235
    Isra Vision AG...........................................    378     14,256
  #*IVG Immobilien AG........................................ 23,191     74,621
    Jenoptik AG.............................................. 11,659    127,364
   *Joyou AG.................................................    888     11,547
   *K+S AG...................................................  1,891     85,244
   *Kabel Deutschland Holding AG.............................  2,230    180,694
   *Kloeckner & Co. SE....................................... 31,824    402,694
   *Koenig & Bauer AG........................................  2,079     40,304
   *Kontron AG............................................... 11,842     70,746
  #*Krones AG................................................  2,060    127,854
    KSB AG...................................................     37     24,637
   *Kuka AG..................................................  4,102    159,127
   *KWS Saat AG..............................................    348    129,147
   *Lanxess AG...............................................  5,244    442,957
    Leifheit AG..............................................    470     19,783
   *Leoni AG.................................................  6,203    268,407
   *Linde AG.................................................  1,833    334,104
   *Loewe AG.................................................    280        985
   *LPKF Laser & Electronics AG..............................    494     11,249
   *MAN SE...................................................  1,448    174,512
   *Manz AG..................................................    429     12,115
    Merck KGaA...............................................  2,471    343,547
   *Metro AG................................................. 11,356    350,705
   *MLP AG................................................... 10,982     95,394
   *Morphosys AG.............................................  3,794    160,578
   *MTU Aero Engines Holding AG..............................  2,153    205,304
    Muehlbauer Holding & Co. AG..............................    110      3,530
   *Munchener Rueckversicherungs-Gesellschaft AG.............  5,454  1,001,651
   *MVV Energie AG...........................................    320     10,718
   *Nemetschek AG............................................    206     10,678
  #*Nordex SE................................................ 17,257     92,548
   *NORMA Group AG...........................................  2,428     70,575
    OHB AG...................................................    406      8,297
   *Patrizia Immobilien AG...................................  5,977     53,090
   *Pfeiffer Vacuum Technology AG............................    740     92,198
    PNE Wind AG.............................................. 20,016     70,039
  #*Praktiker AG............................................. 58,445    118,089
    Progress-Werk Oberkirch AG...............................    133      5,682
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie................................    469     10,985
   *Puma SE..................................................    203     64,167
   *QIAGEN NV................................................ 24,936    523,470

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
GERMANY -- (Continued)
   *QSC AG.................................................  16,029 $    48,275
   *R Stahl AG.............................................     325      12,759
   *Rational AG............................................     372     112,692
    Rheinmetall AG.........................................  10,158     540,728
    Rhoen-Klinikum AG......................................  22,436     470,658
   *RIB Software AG........................................      80         473
   *RWE AG.................................................  21,427     805,687
   *SAF-Holland SA.........................................   9,952      81,280
   *Salzgitter AG..........................................  11,444     533,462
   *Schaltbau Holding AG...................................     411      19,329
  #*SGL Carbon SE..........................................   5,961     254,663
   *Siemens AG.............................................   2,924     320,362
   #Siemens AG Sponsored ADR...............................   4,862     532,486
  #*Singulus Technologies AG...............................  14,065      27,709
   #Sixt AG................................................   3,716      84,482
    SKW Stahl-Metallurgie Holding AG.......................   1,512      27,081
  #*Sky Deutschland AG.....................................  53,566     325,732
  #*SMA Solar Technology AG................................     678      17,468
    SMT Scharf AG..........................................     508      17,161
   *Software AG............................................   4,444     171,105
  #*Solarworld AG..........................................  15,913      23,367
   *Stada Arzneimittel AG..................................  10,843     399,593
   *STRATEC Biomedical AG..................................     386      20,045
  #*Stroer Out-of-Home Media AG............................   2,285      25,793
   *Suedzucker AG..........................................   5,483     234,535
   *Suss Microtec AG.......................................   4,481      55,508
   *Symrise AG.............................................   5,966     210,891
   #TAG Immobilien AG......................................  26,881     325,866
   *Takkt AG...............................................   3,906      55,756
   *ThyssenKrupp AG........................................  34,086     827,408
   *Tipp24 SE..............................................   1,213      75,734
  #*Tom Tailor Holding AG..................................   3,545      83,331
   *TUI AG.................................................  37,853     410,757
   *United Internet AG.....................................   3,923      91,209
   *Verbio AG..............................................   1,930       3,667
    Volkswagen AG..........................................     901     208,135
  #*Vossloh AG.............................................   1,407     146,452
   *VTG AG.................................................   3,057      57,918
  #*Wacker Chemie AG.......................................   1,871     133,097
   *Wacker Neuson SE.......................................   5,977      89,199
   *Washtec AG.............................................   5,153      62,961
   *Wincor Nixdorf AG......................................   1,966     102,661
   *Wirecard AG............................................   7,399     168,534
    XING AG................................................      84       4,656
                                                                    -----------
TOTAL GERMANY..............................................          35,352,430
                                                                    -----------
GREECE -- (0.4%)
   *Alpha Bank A.E.........................................  80,019     138,413
   *Bank of Cyprus P.L.C................................... 171,745      57,696
    Bank of Greece S.A.....................................   3,497      80,526
    Coca-Cola Hellenic Bottling Co. S.A....................   5,162     134,094
    Coca-Cola Hellenic Bottling Co. S.A. ADR...............   2,412      61,988
   *Diagnostic & Therapeutic Center of Athens Hygeia S.A...  13,381      10,708
   *Ellaktor S.A...........................................  23,131      64,076
   *Eurobank Ergasias SA...................................  45,521      37,820
    EYDAP Athens Water Supply & Sewage Co. S.A.............   2,339      19,018
   *Folli Follie Group S.A.................................   8,653     161,239
   *Fourlis Holdings S.A...................................   6,512      20,987
   *Frigoglass S.A.........................................  10,274      78,722
   *GEK Terna Holding Real Estate Construction S.A.........  11,494      37,915
    Hellenic Exchanges S.A.................................  15,367     106,042

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
GREECE -- (Continued)
    Hellenic Petroleum S.A..................................  16,831 $  188,731
   *Hellenic Telecommunication Organization Co. S.A.........  33,069    278,029
    Intralot S.A.-Integrated Lottery Systems & Services.....  21,273     59,802
    JUMBO S.A...............................................  23,577    204,201
   *Lamda Development S.A...................................   2,665     21,570
   *Marfin Investment Group Holdings S.A.................... 146,593     95,522
    Metka S.A...............................................   6,296     95,920
    Motor Oil (Hellas) Corinth Refineries S.A...............  16,366    188,869
   *Mytilineos Holdings S.A.................................  18,602    127,698
   *National Bank of Greece S.A............................. 191,290    302,151
  #*National Bank of Greece S.A. ADR........................   8,288     12,846
    OPAP S.A................................................   9,292     80,446
   *Piraeus Bank S.A........................................ 174,297     66,366
    Piraeus Port Authority S.A..............................     870     21,796
   *Public Power Corp. S.A..................................   5,009     46,579
   *Sarantis S.A............................................   1,038      6,196
   *Sidenor Steel Products Manufacturing Co. S.A............   5,520     14,198
   *Teletypos S.A. Mega Channel.............................   1,037        465
    Terna Energy S.A........................................   6,722     31,916
   *Titan Cement Co. S.A....................................  10,050    179,700
   *TT Hellenic Postbank S.A................................  30,534      6,965
   *Viohalco Hellenic Copper & Aluminum Industry S.A........  25,814    167,223
                                                                     ----------
TOTAL GREECE................................................          3,206,433
                                                                     ----------
HONG KONG -- (2.5%)
   *AAC Technologies Holdings, Inc..........................   8,000     31,056
    Aeon Stores Hong Kong Co., Ltd..........................   5,500     15,037
   *AIA Group, Ltd..........................................  42,600    169,468
    Alco Holdings, Ltd......................................  68,000     14,984
    Allied Group, Ltd.......................................   6,000     20,536
    Allied Properties (H.K.), Ltd........................... 650,540    113,195
   *Apac Resources, Ltd..................................... 600,000     16,334
    APT Satellite Holdings, Ltd.............................  78,000     24,329
    Asia Financial Holdings, Ltd............................  98,000     45,794
    Asia Satellite Telecommunications Holdings, Ltd.........  27,000     94,762
    Asia Standard International Group, Ltd.................. 230,000     50,430
   *ASM Pacific Technology, Ltd.............................   2,900     36,590
    Associated International Hotels, Ltd....................  10,000     28,756
   *Bank of East Asia, Ltd..................................  37,941    155,208
   *Birmingham International Holdings, Ltd.................. 326,000      6,389
   *BOC Hong Kong Holdings, Ltd.............................  25,000     85,784
   #Bonjour Holdings, Ltd................................... 168,000     21,215
    Bossini International Holdings, Ltd..................... 160,000      8,572
   *Brightoil Petroleum Holdings, Ltd....................... 108,000     21,034
   *Brockman Mining, Ltd.................................... 873,840     55,874
   *Cafe de Coral Holdings, Ltd.............................   8,000     24,458
   *Cathay Pacific Airways, Ltd............................. 121,000    233,931
   *Chaoyue Group, Ltd......................................  15,000        756
    Chen Hsong Holdings, Ltd................................  48,000     15,851
    Cheuk Nang Holdings, Ltd................................  20,000     15,993
   *Cheung Kong Holdings, Ltd...............................  38,000    622,737
   *Cheung Kong Infrastructure Holdings, Ltd................   7,000     44,182
    Chevalier International Holdings, Ltd...................  20,000     29,989
   *China Billion Resources, Ltd............................ 198,000         --
   *China Boon Holdings, Ltd................................ 300,000      3,707
   *China Daye Non-Ferrous Metals Mining, Ltd............... 582,000     23,997
   *China Energy Development Holdings, Ltd.................. 746,000     12,981
   *China Flavors & Fragrances Co., Ltd.....................  18,102      2,690
   *China Infrastructure Investment, Ltd.................... 532,000     13,138
    China Metal International Holdings, Ltd................. 162,000     27,993
   *China Nuclear Industry 23 International Corp., Ltd......  48,000     11,811

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
HONG KONG -- (Continued)
   *China Outdoor Media Group, Ltd.......................... 1,750,000 $ 15,353
   *China Renji Medical Group, Ltd.......................... 1,318,000       --
   *China Solar Energy Holdings, Ltd........................   640,000    2,475
   *Chong Hing Bank, Ltd....................................    31,000   66,481
   *Chow Sang Sang Holdings International, Ltd..............    33,000   87,378
    Chuang's Consortium International, Ltd..................   266,925   38,871
   *Citic Telecom International Holdings, Ltd...............   211,000   73,747
   *CK Life Sciences International Holdings, Inc............   564,000   50,887
    CNT Group, Ltd..........................................   406,000   18,603
   *CP Lotus Corp., Ltd.....................................   260,000    6,375
    Cross-Harbour Holdings, Ltd. (The)......................     7,000    5,909
    CSI Properties, Ltd.....................................   631,515   28,072
   *Culture Landmark Investment, Ltd........................    39,600    4,617
   *Culturecom Holdings, Ltd................................    50,000   11,082
    Dah Sing Banking Group, Ltd.............................   119,560  148,930
   *Dah Sing Financial Holdings, Ltd........................    41,000  215,965
    Dan Form Holdings Co., Ltd..............................   191,000   29,055
    Dickson Concepts International, Ltd.....................    89,000   50,109
    Dorsett Hospitality International, Ltd..................   161,000   42,972
    EcoGreen Fine Chemicals Group, Ltd......................     4,000      779
    Emperor Entertainment Hotel, Ltd........................   165,000   42,568
    Emperor International Holdings, Ltd.....................   283,750   88,936
   *Emperor Watch & Jewellery, Ltd..........................   990,000  121,321
   *EPI Holdings, Ltd.......................................   980,000   24,507
   #Esprit Holdings, Ltd....................................   395,199  550,750
   *eSun Holdings, Ltd......................................   198,000   41,096
    EVA Precision Industrial Holdings, Ltd..................   238,000   31,593
    Fairwood, Ltd...........................................     8,000   17,123
    Far East Consortium International, Ltd..................   237,580   66,464
   *First Pacific Co., Ltd..................................    89,200  114,887
  #*Foxconn International Holdings, Ltd.....................   474,000  194,629
   *Galaxy Entertainment Group, Ltd.........................    34,000  153,210
   *Genting Hong Kong, Ltd..................................   400,000  173,426
    Get Nice Holdings, Ltd..................................   896,000   40,424
   *Giordano International, Ltd.............................    80,000   81,260
    Glorious Sun Enterprises, Ltd...........................   122,000   37,290
    Golden Resources Development International, Ltd.........    90,000    4,645
   *Goldin Properties Holdings, Ltd.........................     2,000    1,203
   *G-Resources Group, Ltd.................................. 3,222,000  178,589
    Guotai Junan International Holdings, Ltd................    62,000   30,722
    Haitong International Securities Group, Ltd.............    40,270   22,477
   *Hang Lung Group, Ltd....................................    80,000  484,960
   *Hang Lung Properties, Ltd...............................   165,000  623,075
  #*Hang Seng Bank, Ltd.....................................     4,800   78,601
   #Harbour Centre Development, Ltd.........................    36,000   66,756
    Henderson Land Development Co., Ltd.....................    91,636  658,572
    HKR International, Ltd..................................   170,971   98,964
    Hon Kwok Land Investment Co., Ltd.......................    62,000   27,783
   *Hong Kong & Shanghai Hotels, Ltd........................   101,500  175,465
   *Hong Kong Aircraft Engineering Co., Ltd.................     1,600   22,631
   *Hong Kong Exchanges & Clearing, Ltd.....................     5,400  102,581
    Hong Kong Television Network, Ltd. (43858G107)..........     3,100   18,879
    Hong Kong Television Network, Ltd. (6019356)............   131,000   39,864
   *Hongkong Chinese, Ltd...................................   164,000   30,668
   *Hopewell Holdings, Ltd..................................   104,000  428,359
    Hsin Chong Construction Group, Ltd......................    36,000    6,768
    Hung Hing Printing Group, Ltd...........................   150,000   26,102
   *Hutchison Telecommunications Hong Kong Holdings, Ltd....   304,000  138,003
   *Hutchison Whampoa, Ltd..................................    59,000  659,448
   *Hysan Development Co., Ltd..............................     4,000   20,193
   *Imagi International Holdings, Ltd....................... 3,008,000   45,368

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                            --------- --------
HONG KONG -- (Continued)
   *IRC, Ltd,..............................................   664,000 $ 94,239
   *IT, Ltd................................................    74,000   32,143
   *JLF Investment Co., Ltd................................   120,000    5,565
    Johnson Electric Holdings, Ltd.........................   141,000   99,963
   *K Wah International Holdings, Ltd......................   357,612  208,021
    Keck Seng Investments (Hong Kong), Ltd.................    48,000   22,994
   *Kerry Properties, Ltd..................................    64,500  349,103
   *King Stone Energy Group, Ltd...........................    78,000    5,742
    Kingmaker Footwear Holdings, Ltd.......................    72,000   12,031
    Kingston Financial Group, Ltd..........................   716,000   63,615
    Kowloon Development Co., Ltd...........................    96,000  147,342
   *Lai Sun Development Co., Ltd........................... 2,870,666  125,910
   *Lai Sun Garment International, Ltd.....................   138,000   29,004
   *Li & Fung, Ltd.........................................    72,000  101,346
   *Lifestyle International Holdings, Ltd..................    18,000   46,179
    Lippo China Resources, Ltd.............................   304,000    9,060
    Lippo, Ltd.............................................     6,000    3,169
   *Lisi Group Holdings, Ltd...............................    98,000    4,412
    Liu Chong Hing Investment, Ltd.........................    16,000   19,367
   *Luk Fook Holdings International, Ltd...................    24,000   83,841
    Lung Kee (Bermuda) Holdings, Ltd.......................    38,000   16,667
   *Magnificent Estates, Ltd...............................   818,000   49,071
   *Man Wah Holdings, Ltd..................................     9,600    8,830
   *Melco International Development, Ltd...................   222,000  359,721
  #*Midland Holdings, Ltd..................................    96,584   49,589
   *Ming Fung Jewellery Group, Ltd.........................   486,000   22,548
   *Miramar Hotel & Investment Co., Ltd....................    39,000   57,234
   *Mongolian Mining Corp..................................   108,000   53,504
   *MTR Corp...............................................    28,025  115,323
   *Neo-Neon Holdings, Ltd.................................   205,000   46,555
   *New Smart Energy Group, Ltd............................ 1,100,000   10,808
    New World Development Co., Ltd.........................   345,009  636,333
   *NewOcean Green Energy Holdings, Ltd....................   190,000   97,038
   *Next Media, Ltd........................................   184,000   33,893
    NWS Holdings, Ltd......................................    98,501  176,034
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd..   265,000   18,119
   *Orient Overseas International, Ltd.....................    39,500  275,721
   *Oriental Watch Holdings, Ltd...........................   166,000   65,271
    Pacific Andes International Holdings, Ltd..............   642,224   35,582
   *Pacific Basin Shipping, Ltd............................   425,000  248,354
   *Pacific Textile Holdings, Ltd..........................    53,000   47,795
    Paliburg Holdings, Ltd.................................   108,000   38,595
   *Pan Asia Environmental Protection Group, Ltd...........    78,000    5,482
   *PCCW, Ltd..............................................   167,000   73,408
   *Pearl Oriental Oil, Ltd................................   558,800   45,393
   *Pico Far East Holdings, Ltd............................   158,000   43,416
   *PME Group, Ltd.........................................    80,000    5,093
   *PNG Resources Holdings, Ltd............................   608,000   21,536
    Polytec Asset Holdings, Ltd............................   415,000   58,329
    Public Financial Holdings, Ltd.........................    48,000   24,569
    PYI Corp., Ltd.........................................   992,000   27,098
   *Regal Hotels International Holdings, Ltd...............   172,000   86,261
    Richfield Group Holdings, Ltd..........................   664,000   32,522
   *Rising Development Holdings, Ltd.......................    74,000    3,516
   *SA SA International Holdings, Ltd......................    58,000   52,356
   *Sandmartin International Holdings, Ltd.................     6,000      519
   *SEA Holdings, Ltd......................................    62,000   45,983
   *Shangri-La Asia, Ltd...................................   127,666  302,148
    Shenyin Wanguo, Ltd....................................    50,000   21,400
   *Shougang Concord Technology Holdings, Ltd..............   156,000    9,849
   *Shun Tak Holdings, Ltd.................................   547,249  298,602

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- -----------
HONG KONG -- (Continued)
   *Singamas Container Holdings, Ltd....................   340,000 $    98,140
    Sino Land Co., Ltd..................................   270,172     505,140
   *Sino-Tech International Holdings, Ltd...............   900,000       8,123
   *SmarTone Telecommunications Holdings, Ltd...........    26,000      46,327
    SOCAM Development, Ltd..............................    65,768      79,322
    Soundwill Holdings, Ltd.............................    16,000      45,082
   *South China (China), Ltd............................   480,000      55,695
   *Stella International Holdings, Ltd..................    29,500      84,855
    Stelux Holdings International, Ltd..................   162,800      57,434
   *Sun Hung Kai & Co., Ltd.............................   156,341     110,737
    Sun Hung Kai Properties, Ltd........................    34,480     566,021
   *Superb Summit International Group, Ltd..............   623,000      26,112
   *Sustainable Forest Holdings, Ltd.................... 1,372,500      13,040
    Tai Cheung Holdings, Ltd............................   110,000      89,918
   *Tao Heung Holdings, Ltd.............................    66,000      41,020
   *Taung Gold International, Ltd.......................   970,000      19,887
   *Techtronic Industries Co., Ltd......................   106,500     216,178
   *Television Broadcasts, Ltd..........................     5,000      36,941
    Texwinca Holdings, Ltd..............................    58,000      54,714
   *Titan Petrochemicals Group, Ltd.....................   620,000         200
    Tongda Group Holdings, Ltd..........................   410,000      21,449
   *Town Health International Investments, Ltd..........    76,000       5,499
    Tradelink Electronic Commerce, Ltd..................    78,000      13,873
  #*Transport International Holdings, Ltd...............    48,800     110,104
   *Trinity, Ltd........................................    94,000      58,042
   *TSC Group Holdings, Ltd.............................   197,000      41,448
  #*United Laboratories International Holdings, Ltd.
   (The)................................................   173,000      79,200
   *Up Energy Development Group, Ltd....................    92,000       9,411
   *Value Convergence Holdings, Ltd.....................    48,000       7,976
   *Value Partners Group, Ltd...........................    45,000      31,279
    Varitronix International, Ltd.......................    81,000      41,778
    Victory City International Holdings, Ltd............   206,024      25,475
   *Vitasoy International Holdings, Ltd.................    94,000      99,112
    VST Holdings, Ltd...................................   146,000      35,912
   #VTech Holdings, Ltd.................................     3,000      34,550
    Wang On Group, Ltd..................................   880,000      16,129
   *Wharf Holdings, Ltd.................................    57,000     503,135
   *Wheelock & Co., Ltd.................................    83,000     467,171
   *Wing Hang Bank, Ltd.................................    11,500     119,983
    Wing On Co. International, Ltd......................    30,000      92,117
    Wing Tai Properties, Ltd............................   120,000      88,786
   *Wynn Macau, Ltd.....................................    15,600      43,769
  #*Xinyi Glass Holdings, Ltd...........................   140,000      92,062
    YGM Trading, Ltd....................................     5,000      13,224
   *Yue Yuen Industrial Holdings, Ltd...................    24,000      80,704
                                                                   -----------
TOTAL HONG KONG.........................................            18,137,566
                                                                   -----------
IRELAND -- (0.8%)
    Aer Lingus Group P.L.C..............................    49,036      85,270
   *Anglo Irish Bank Corp. P.L.C........................   105,210          --
   *Bank of Ireland..................................... 2,839,487     548,017
   *Bank of Ireland Sponsored ADR.......................     4,731      40,545
    C&C Group P.L.C.....................................    67,048     437,183
    CRH P.L.C...........................................     9,077     195,812
   *CRH P.L.C. Sponsored ADR............................    59,771   1,286,272
   *DCC P.L.C...........................................    14,869     486,695
   *Dragon Oil P.L.C....................................    39,592     356,232
   *Elan Corp. P.L.C....................................     4,564      48,155
   *Elan Corp. P.L.C. Sponsored ADR.....................     8,300      87,233
   *FBD Holdings P.L.C..................................     4,590      67,973
   *Glanbia P.L.C.......................................    15,713     175,425

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
IRELAND -- (Continued)
   *Grafton Group P.L.C....................................  47,196 $  276,626
    IFG Group P.L.C........................................   7,878     14,450
   *Independent News & Media P.L.C.........................   1,274         76
    Irish Continental Group P.L.C..........................     457     12,307
   *Kenmare Resources P.L.C................................  71,237     37,559
   *Kerry Group P.L.C. Series A............................   5,140    269,630
   *Kingspan Group P.L.C...................................  24,842    288,060
    Paddy Power P.L.C......................................   3,568    295,716
   *Petroceltic International P.L.C........................ 113,597     12,767
   *Smurfit Kappa Group P.L.C..............................  26,278    364,071
                                                                    ----------
TOTAL IRELAND..............................................          5,386,074
                                                                    ----------
ISRAEL -- (0.6%)
   *Africa Israel Investments, Ltd.........................  14,567     35,509
   *Alon Holdings Blue Square Israel, Ltd..................   1,554      3,966
   *AL-ROV Israel, Ltd.....................................     798     20,661
    Amot Investments, Ltd..................................   4,033     10,353
   *AudioCodes, Ltd........................................   4,091     14,900
   *Azrieli Group, Ltd.....................................   2,954     77,471
    Babylon, Ltd...........................................     313      2,076
   *Bank Hapoalim B.M......................................  97,236    409,942
   *Bank Leumi Le-Israel B.M............................... 124,675    416,587
   *Bezeq Israeli Telecommunication Corp., Ltd.............  20,922     24,519
   *Cellcom Israel, Ltd....................................     833      6,219
   *Ceragon Networks, Ltd..................................   5,455     26,252
   *Clal Biotechnology Industries, Ltd.....................   6,481     17,529
   *Clal Industries, Ltd...................................  18,667     66,001
    Clal Insurance Enterprises Holdings, Ltd...............   4,554     68,287
    Delek Automotive Systems, Ltd..........................     824      7,586
    Delek Group, Ltd.......................................     354     87,445
    Delta-Galil Industries, Ltd............................   1,630     21,185
    DS Apex Holdings, Ltd..................................     436      2,074
   *Elbit Systems, Ltd.....................................     916     35,215
    Elbit Systems, Ltd. ADR................................     500     19,105
    Electra, Ltd...........................................     641     65,878
    Elron Electronic Industries, Ltd.......................   1,825      8,646
   *Evogene, Ltd...........................................     604      3,137
   *EZchip Semiconductor, Ltd..............................   1,999     60,522
   *First International Bank of Israel, Ltd................   6,140     83,066
   *Formula Systems (1985), Ltd............................   1,313     22,408
    Frutarom Industries, Ltd...............................   4,837     61,411
   *Gilat Satellite Networks, Ltd. (B01BZ39)...............   4,767     25,283
   *Gilat Satellite Networks, Ltd. (M51474118).............   1,116      5,915
   *Given Imaging, Ltd.....................................   1,795     29,760
    Golf & Co., Ltd........................................   2,258      6,069
   *Hadera Paper, Ltd......................................     615     29,234
   *Harel Insurance Investments & Finances, Ltd............   2,712    118,113
   *Israel Chemicals, Ltd..................................   5,296     70,340
   *Israel Discount Bank, Ltd. Series A.................... 155,795    260,879
    Ituran Location & Control, Ltd.........................   2,289     32,637
   *Jerusalem Oil Exploration, Ltd.........................   2,215     45,111
   *Kamada, Ltd............................................     897      8,371
   *Kardan Yazamut, Ltd....................................   1,703        146
    Matrix IT, Ltd.........................................   1,405      6,443
    Melisron, Ltd..........................................   1,534     29,706
   *Mellanox Technologies, Ltd.............................   3,101    157,498
   *Menorah Mivtachim Holdings, Ltd........................   8,326     73,821
   *Migdal Insurance & Financial Holding, Ltd..............  68,995    100,895
   *Mizrahi Tefahot Bank, Ltd..............................  21,535    228,027
   *Naphtha Israel Petroleum Corp., Ltd....................   4,748     21,649
   *NICE Systems, Ltd. Sponsored ADR.......................   3,569    131,660

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
   *Nitsba Holdings (1995), Ltd...........................       704 $    6,355
   *Nova Measuring Instruments, Ltd.......................     1,566     14,239
   *Oil Refineries, Ltd...................................   127,969     65,654
   *Ormat Industries, Ltd.................................    16,978    100,278
   *Osem Investments, Ltd.................................     1,973     32,661
   *Partner Communications Co., Ltd.......................     1,522      8,768
   *Paz Oil Co., Ltd......................................       624     93,150
   *Phoenix Holdings, Ltd. (The)..........................    17,183     45,626
    Plasson, Ltd..........................................       986     30,433
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd...       783     28,563
   *Retalix, Ltd..........................................     1,391     41,608
   *Shikun & Binui, Ltd...................................     8,983     16,967
   *Strauss Group, Ltd....................................     2,188     27,187
   *Super-Sol, Ltd. Series B..............................     3,148      9,658
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR....    12,719    483,195
   *Tower Semiconductor, Ltd..............................     4,246     35,391
   *Union Bank of Israel, Ltd.............................     3,077     10,906
                                                                     ----------
TOTAL ISRAEL..............................................            4,110,146
                                                                     ----------
ITALY -- (2.5%)
   *A2A SpA...............................................    20,702     13,850
    ACEA SpA..............................................     3,054     19,799
    Acegas-APS SpA........................................     2,087     16,510
    Alerion Cleanpower SpA................................     2,833     15,220
   *Amplifon SpA..........................................    10,160     54,263
   *Ansaldo STS SpA.......................................    11,553    118,924
   *Arnoldo Mondadori Editore SpA.........................    24,974     39,710
   *Ascopiave SpA.........................................     8,381     13,999
   *Assicurazioni Generali SpA............................    17,834    341,404
   *Astaldi SpA...........................................    14,297    107,585
   #Atlantia SpA..........................................     1,596     29,471
   *Autogrill SpA.........................................     6,656     81,622
   *Azimut Holding SpA....................................    10,087    177,431
  #*Banca Carige SpA......................................   229,239    256,769
   *Banca Generali SpA....................................     6,459    123,800
    Banca IFIS SpA........................................     3,017     27,473
  #*Banca Monte Dei Paschi di Siena SpA................... 1,340,570    447,802
   *Banca Piccolo Credito Valtellinese Scarl..............    67,142    115,035
   *Banca Popolare dell'Emilia Romagna Scarl..............    87,005    768,533
   *Banca Popolare dell'Etruria e del Lazio Scarl.........    15,139     12,107
   *Banca Popolare di Milano Scarl........................   818,032    549,265
   *Banca Popolare di Sondrio Scarl.......................    65,533    472,059
    Banca Profilo SpA.....................................    35,778     13,015
    Banco di Desio e della Brianza SpA....................     6,850     20,304
   *Banco Popolare Scarl..................................   435,685    907,737
    BasicNet SpA..........................................     6,641     14,225
    Bonifica Terreni Ferraresi e Imprese Agricole SpA.....       214     11,079
   *Brembo SpA............................................     6,992     97,281
   *Brioschi Sviluppo Immobiliare SpA.....................    10,866      1,441
  #*Buzzi Unicem SpA......................................    17,255    251,618
   *C.I.R. SpA -- Compagnie Industriali Riunite...........   112,927    130,853
    Cairo Communication SpA...............................     3,024     10,857
    Caltagirone Editore SpA...............................     8,964     10,695
    Cementir Holding SpA..................................    14,591     38,837
    Credito Bergamasco SpA................................       474      9,145
   *Credito Emiliano SpA..................................    20,701    123,837
  #*Danieli & Co. SpA.....................................     1,971     60,953
    Datalogic SpA.........................................     3,058     29,273
    Davide Campari--Milano SpA............................    23,376    182,483
   *De Longhi SpA.........................................     4,556     73,574
   *DeA Capital SpA.......................................    23,209     44,641

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
ITALY -- (Continued)
    DiaSorin SpA..............................................   2,898 $113,074
   *EI Towers SpA.............................................   1,405   42,478
   *Enel Green Power SpA......................................  25,237   52,037
   *Engineering Ingegneria Informatica SpA....................     729   26,966
    Eni SpA...................................................  16,556  413,526
   *Eni SpA Sponsored ADR.....................................  10,306  514,579
   *ERG SpA...................................................  17,631  172,602
    Esprinet SpA..............................................   7,746   34,186
  #*Eurotech SpA..............................................   5,432    9,344
   #Falck Renewables SpA......................................  38,352   55,230
   *Fiat Industrial SpA.......................................  17,446  224,514
  #*Fiat SpA.................................................. 160,059  979,699
  #*Finmeccanica SpA.......................................... 117,666  773,250
   *Fondiaria-Sai SpA.........................................  62,748  111,257
   *Gemina SpA................................................ 123,796  213,234
  #*Geox SpA..................................................  19,867   69,813
    Gruppo Editoriale L'Espresso SpA..........................  23,990   30,826
  #*Hera SpA..................................................  30,863   56,733
    Immsi SpA.................................................  51,070   40,198
    Impregilo SpA............................................. 125,178  649,283
   *Indesit Co. SpA...........................................  10,792   90,694
    Industria Macchine Automatiche SpA........................     132    2,684
   *Intek Group SpA...........................................  36,247   16,917
  #*Interpump Group SpA.......................................   7,628   58,501
   *Intesa Sanpaolo SpA....................................... 272,792  556,042
    Iren SpA..................................................  20,180   15,483
   *Italcementi SpA...........................................  17,978  101,163
   *Italmobiliare SpA.........................................   1,299   26,053
   *Juventus Football Club SpA................................  18,350    5,304
   *Landi Renzo SpA...........................................   7,410   16,033
   *Lottomatica Group SpA.....................................   7,064  174,652
    Luxottica Group SpA.......................................   1,407   64,935
   *Luxottica Group SpA Sponsored ADR.........................     300   13,806
   *Maire Tecnimont SpA.......................................  22,029   12,557
   *MARR SpA..................................................   1,671   18,720
  #*Mediaset SpA.............................................. 124,193  326,273
    Mediobanca SpA............................................  90,740  667,877
    Mediolanum SpA............................................  13,332   83,206
   *Milano Assicurazioni SpA.................................. 239,825  134,252
   *Parmalat SpA..............................................  66,960  167,861
  #*Piaggio & C. SpA..........................................  37,329  102,163
  #*Pirelli & C. SpA..........................................  18,964  232,601
   *Poltrona Frau SpA.........................................   2,894    4,074
  #*Prelios SpA............................................... 120,610   14,672
   *Premafin Finanziaria SpA..................................  32,033    9,014
   *Prysmian SpA..............................................   8,046  171,953
  #*RCS MediaGroup SpA........................................  14,264   22,649
   *Recordati SpA.............................................  15,925  163,006
    Reply SpA.................................................     890   29,050
   *Retelit SpA...............................................  33,446   22,955
    Sabaf SpA.................................................     760    9,304
   *Safilo Group SpA..........................................  10,588  116,482
   *Saipem SpA................................................   2,928   83,139
   *Saras SpA.................................................  66,336   89,341
    SAVE SpA..................................................   5,671   69,079
   *Snai SpA..................................................     235      229
   *Societa Cattolica di Assicurazioni Scrl...................   9,929  183,083
   *Societa Iniziative Autostradali e Servizi SpA.............   8,046   80,789
    Sogefi SpA................................................   8,308   25,409
    Sol SpA...................................................   6,059   35,393
   *Sorin SpA.................................................  63,354  161,693

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
ITALY -- (Continued)
  #*Telecom Italia Media SpA..............................  98,726 $    21,888
   *Telecom Italia SpA.................................... 508,550     504,627
   #Telecom Italia SpA Sponsored ADR......................  32,914     325,190
    Tenaris SA ADR........................................   2,700     113,589
    Terna Rete Elettrica Nazionale SpA....................   6,851      28,845
   *Tod's SpA.............................................     859     117,239
   *Trevi Finanziaria SpA.................................   9,836      70,254
   *UniCredit SpA......................................... 199,530   1,287,990
   *Unione di Banche Italiane ScpA........................ 154,372     805,706
  #*Unipol Gruppo Finanziario SpA.........................  60,312     173,982
    Vianini Lavori SpA....................................   1,509       7,147
   *Vittoria Assicurazioni SpA............................   6,479      47,023
   *Yoox SpA..............................................   2,309      44,074
    Zignago Vetro SpA.....................................   2,758      17,803
                                                                   -----------
TOTAL ITALY...............................................          18,161,756
                                                                   -----------
JAPAN -- (18.7%)
   *77 Bank, Ltd. (The)...................................  59,000     253,807
    A&D Co., Ltd..........................................   2,300       9,480
   *Accordia Golf Co., Ltd................................     275     268,416
   *Achilles Corp.........................................  49,000      72,331
   *Adeka Corp............................................  24,200     207,397
   *Aderans Co., Ltd......................................   4,600      59,578
    Advan Co., Ltd........................................   2,600      25,028
   *Advantest Corp........................................   3,900      53,106
    Advantest Corp. ADR...................................   1,800      24,300
   *Aeon Co., Ltd.........................................  16,400     186,015
   *Aeon Delight Co., Ltd.................................     800      14,971
    Aeon Fantasy Co., Ltd.................................     900      13,824
    Ahresty Corp..........................................   3,500      19,766
    Ai Holdings Corp......................................   7,700      64,081
   *Aica Kogyo Co., Ltd...................................   5,800      96,370
    Aichi Bank, Ltd. (The)................................   2,200     115,428
    Aichi Corp............................................  10,300      56,282
    Aichi Steel Corp......................................  31,000     136,017
    Aichi Tokei Denki Co., Ltd............................   5,000      15,444
   *Aida Engineering, Ltd.................................  14,800     112,102
    Aigan Co., Ltd........................................   4,200      14,156
   *Ain Pharmaciez, Inc...................................     500      27,014
   *Aiphone Co., Ltd......................................   3,000      50,073
   *Air Water, Inc........................................   3,000      38,318
    Airport Facilities Co., Ltd...........................   6,100      30,798
    Aisan Industry Co., Ltd...............................   7,900      66,588
   *Aisin Seiki Co., Ltd..................................   3,500     114,648
   *Ajinomoto Co., Inc....................................  11,000     149,202
  #*Akebono Brake Industry Co., Ltd.......................   4,300      20,884
   *Akita Bank, Ltd. (The)................................  53,000     149,541
    Alconix Corp..........................................   1,000      17,377
   *Alfresa Holdings Corp.................................   6,800     297,932
    Allied Telesis Holdings K.K...........................  20,700      18,587
   #Alpen Co., Ltd........................................   5,200      94,809
    Alpha Corp............................................   1,500      16,277
    Alpha Systems, Inc....................................   1,560      19,329
   *Alpine Electronics, Inc...............................  15,900     143,306
  #*Alps Electric Co., Ltd................................  44,000     256,703
    Alps Logistics Co., Ltd...............................   2,000      20,103
    Altech Corp...........................................     600       4,366
   *Amada Co., Ltd........................................  69,000     431,218
   *Amano Corp............................................  12,900     116,148
    Amiyaki Tei Co., Ltd..................................       6      13,657
    Amuse, Inc............................................     200       4,201

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Ando Corp.................................................  25,000 $ 35,688
    Anest Iwata Corp..........................................   7,000   29,191
   *Anritsu Corp..............................................   6,000   77,002
    AOC Holdings, Inc.........................................  16,900   71,776
    AOI Electronic Co., Ltd...................................   1,000   18,100
   *AOKI Holdings, Inc........................................   3,939   94,675
   *Aomori Bank, Ltd. (The)...................................  59,000  178,797
   *Aoyama Trading Co., Ltd...................................  15,900  312,061
   *Aozora Bank, Ltd..........................................  59,000  165,873
    Arakawa Chemical Industries, Ltd..........................   2,600   20,303
   *Arata Corp................................................   8,000   30,445
    Araya Industrial Co., Ltd.................................  17,000   23,939
   *Arcland Sakamoto Co., Ltd.................................   4,900   79,192
   *Arcs Co., Ltd.............................................   6,689  125,285
    Argo Graphics, Inc........................................     500    7,137
   *Ariake Japan Co., Ltd.....................................   3,200   58,291
    Arisawa Manufacturing Co., Ltd............................  11,600   42,092
   *Arnest One Corp...........................................   4,000   64,002
   *Arrk Corp.................................................  12,900   25,230
   *As One Corp...............................................   3,100   62,773
   #Asahi Co., Ltd............................................   2,700   35,978
   *Asahi Diamond Industrial Co., Ltd.........................   9,600   87,820
    Asahi Glass Co., Ltd......................................  40,000  265,379
    Asahi Group Holdings, Ltd.................................   2,000   42,505
   *Asahi Holdings, Inc.......................................   1,100   19,165
   *Asahi Kasei Corp..........................................  20,000  115,429
    Asahi Kogyosha Co., Ltd...................................   4,000   12,846
    Asahi Organic Chemicals Industry Co., Ltd.................  15,000   35,822
   *Asanuma Corp..............................................  30,000   25,601
    Asatsu-DK, Inc............................................   5,900  158,791
   *Ashimori Industry Co., Ltd................................   6,000    8,609
    Asics Corp................................................   5,000   71,210
    ASKA Pharmaceutical Co., Ltd..............................   5,000   34,424
   *Astellas Pharma, Inc......................................   1,000   50,905
    Asunaro Aoki Construction Co., Ltd........................   3,500   20,673
    Ataka Construction & Engineering Co., Ltd.................   9,000   34,524
    Atom Corp.................................................   4,000   25,806
    Atsugi Co., Ltd...........................................  40,000   50,287
   *Autobacs Seven Co., Ltd...................................   4,700  191,191
   *Avex Group Holdings, Inc..................................   3,700  100,008
   *Awa Bank, Ltd. (The)......................................  58,000  352,353
   *Azbil Corp................................................   2,800   59,890
   *Bando Chemical Industries, Ltd............................  28,000   90,176
   *Bank of Iwate, Ltd. (The).................................   3,600  150,577
   *Bank of Kyoto, Ltd. (The).................................  30,000  248,233
    Bank of Nagoya, Ltd. (The)................................  46,000  163,096
   *Bank of Okinawa, Ltd. (The)...............................   5,600  219,240
    Bank of Saga, Ltd. (The)..................................  32,000   73,140
   *Bank of the Ryukyus, Ltd..................................  11,500  143,356
   *Bank of Yokohama, Ltd. (The).............................. 109,000  520,623
    Belc Co., Ltd.............................................   3,000   45,700
    Belluna Co., Ltd..........................................   5,150   38,559
   *Benesse Holdings, Inc.....................................     400   17,438
   *Best Denki Co., Ltd.......................................  22,500   33,797
   #Bic Camera, Inc...........................................     104   52,181
   *BML, Inc..................................................   1,200   29,240
    Bookoff Corp..............................................   2,500   18,922
    Bridgestone Corp..........................................   4,900  128,511
   *Brother Industries, Ltd...................................   6,400   68,050
    Bunka Shutter Co., Ltd....................................  10,000   49,937
   *C Uyemura & Co., Ltd......................................     200    6,539

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    CAC Corp..................................................   5,800 $ 48,949
   *Calsonic Kansei Corp......................................  38,000  157,697
    Canon Electronics, Inc....................................   1,900   38,958
    Canon Marketing Japan, Inc................................   9,200  125,153
    Canon, Inc................................................   3,400  123,812
  #*Casio Computer Co., Ltd...................................  18,200  157,004
    Cawachi, Ltd..............................................   3,900   80,255
   *Central Glass Co., Ltd....................................  55,000  169,543
    Central Sports Co., Ltd...................................     500    8,080
   *Century Tokyo Leasing Corp................................   6,900  154,118
   *Chiba Bank, Ltd. (The)....................................  62,000  386,339
   *Chiba Kogyo Bank, Ltd. (The)..............................   9,400   73,863
    Chino Corp................................................   4,000    9,564
   *Chiyoda Co., Ltd..........................................   4,200   97,227
    Chiyoda Corp..............................................   2,000   25,071
   *Chiyoda Integre Co., Ltd..................................   3,600   38,054
    Chofu Seisakusho Co., Ltd.................................     200    4,128
  #*Chori Co., Ltd............................................   4,700   50,864
   *Chubu Shiryo Co., Ltd.....................................   5,000   28,651
   *Chuetsu Pulp & Paper Co., Ltd.............................  22,000   40,615
  #*Chugai Ro Co., Ltd........................................  13,000   34,991
   *Chugoku Bank, Ltd. (The)..................................  24,000  330,568
    Chugoku Marine Paints, Ltd................................  17,000   89,645
    Chukyo Bank, Ltd. (The)...................................  25,000   54,946
    Chuo Denki Kogyo Co., Ltd.................................   3,100   11,523
    Chuo Spring Co., Ltd......................................   5,000   17,471
   *Citizen Holdings Co., Ltd.................................  47,300  270,934
   *CKD Corp..................................................  17,800  108,292
    Cleanup Corp..............................................   4,000   28,926
    CMIC Holdings Co., Ltd....................................   1,400   21,371
   *CMK Corp..................................................  12,800   47,780
    Coca-Cola Central Japan Co., Ltd..........................   7,600  101,833
    Coca-Cola West Co., Ltd...................................  10,300  162,654
   *cocokara fine, Inc........................................   3,000   98,363
   *Colowide Co., Ltd.........................................   4,000   39,603
    Computer Engineering & Consulting, Ltd....................   1,700   10,399
   *COMSYS Holdings Corp......................................  23,100  278,591
    Corona Corp...............................................   5,000   65,126
    Cosel Co., Ltd............................................   2,200   25,787
   *Cosmo Oil Co., Ltd........................................ 104,000  233,806
   #Cosmos Pharmaceutical Corp................................     500   53,534
    Credit Saison Co., Ltd....................................  14,200  300,486
    CTI Engineering Co., Ltd..................................     700    4,728
   *Dai Nippon Printing Co., Ltd..............................  55,000  444,644
    Dai Nippon Toryo, Ltd.....................................  29,000   48,181
   *Daibiru Corp..............................................  13,800  133,918
   *Daicel Corp...............................................  51,000  356,130
    Dai-Dan Co., Ltd..........................................   4,000   23,010
    Daido Kogyo Co., Ltd......................................  11,000   19,183
   *Daido Metal Co., Ltd......................................   7,000   59,888
   *Daido Steel Co., Ltd......................................  37,000  165,178
    Daidoh, Ltd...............................................   4,600   31,893
  #*Daiei, Inc. (The).........................................  25,650   58,298
   *Daifuku Co., Ltd..........................................  23,500  156,721
    Daihatsu Motor Co., Ltd...................................   3,000   62,408
   *Daihen Corp...............................................  34,000  113,823
    Daiho Corp................................................  20,000   27,734
  #*Daiichi Chuo K.K..........................................  37,000   35,536
    Daiichi Jitsugyo Co., Ltd.................................  11,000   53,412
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd....................     700   10,886
    Dai-ichi Kogyo Seiyaku Co., Ltd...........................  11,000   29,310

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Dai-ichi Life Insurance Co., Ltd. (The)...................      40 $ 57,322
    Daiichi Sankyo Co., Ltd...................................   3,800   64,336
    Dai-ichi Seiko Co., Ltd...................................   1,900   26,872
    Daiken Corp...............................................  20,000   55,047
    Daiki Aluminium Industry Co., Ltd.........................   2,000    4,922
   *Daikin Industries, Ltd....................................   3,000  114,627
   #Daikoku Denki Co., Ltd....................................   1,300   30,775
    Daikokutenbussan Co., Ltd.................................     400    9,934
   *Daikyo, Inc...............................................  30,000   80,332
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...  18,000   82,964
   *Dainippon Sumitomo Pharma Co., Ltd........................   6,000   84,584
   *Daio Paper Corp...........................................  23,000  156,522
    Daisan Bank, Ltd. (The)...................................  34,000   65,441
   *Daiseki Co., Ltd..........................................   5,400   76,652
   *Daishi Bank, Ltd. (The)...................................  69,000  239,736
    Daishinku Corp............................................  12,000   34,578
   *Daiso Co., Ltd............................................  21,000   61,549
   #Daisyo Corp...............................................   2,000   26,322
    Daito Bank, Ltd. (The)....................................  23,000   26,630
    Daito Electron Co., Ltd...................................   1,200    4,787
    Daito Pharmaceutical Co., Ltd.............................   2,400   37,895
   *Daito Trust Construction Co., Ltd.........................     500   49,264
   *Daiwa House Industry Co., Ltd.............................  19,000  349,149
   *Daiwa Securities Group, Inc............................... 153,447  892,510
   *Daiwabo Holdings Co., Ltd.................................  57,000  112,789
    DC Co., Ltd...............................................   3,400   12,566
   *DCM Holdings Co., Ltd.....................................  26,100  171,549
  #*DeNa Co., Ltd.............................................     400   12,678
   *Denki Kagaku Kogyo K.K....................................  82,000  296,117
    Denki Kogyo Co., Ltd......................................  14,000   59,897
   *Denso Corp................................................   5,500  206,060
   *Dentsu, Inc...............................................   3,000   83,887
   *Denyo Co., Ltd............................................   5,100   61,748
   *Descente, Ltd.............................................  14,000   91,477
   *DIC Corp..................................................  32,000   63,355
   *Digital Garage, Inc.......................................       8   18,753
  #*Disco Corp................................................     800   44,027
    Don Quijote Co., Ltd......................................     600   23,889
  #*Doshisha Co., Ltd.........................................   3,300   89,516
   *Doutor Nichires Holdings Co., Ltd.........................   8,000  113,054
   *Dowa Holdings Co., Ltd....................................  14,000   99,038
  #*Dr. Ci:Labo Co., Ltd......................................       4   11,822
   *DTS Corp..................................................   6,800   86,104
    Dunlop Sports Co., Ltd....................................   4,200   46,405
   *Duskin Co., Ltd...........................................  13,700  260,404
    Dynic Corp................................................   5,000    9,762
   *Eagle Industry Co., Ltd...................................   6,000   50,207
    Earth Chemical Co., Ltd...................................     100    3,233
   *Ebara Corp................................................  90,000  351,996
  #*Edion Corp................................................  20,500   98,546
   *Ehime Bank, Ltd. (The)....................................  43,000  110,519
    Eidai Co., Ltd............................................   1,000    4,081
   *Eighteenth Bank, Ltd. (The)...............................  38,000   98,868
   *Eiken Chemical Co., Ltd...................................   3,400   45,948
    Eizo Nanao Corp...........................................   4,300   68,644
    Elematec Corp.............................................   2,574   34,419
   *Enplas Corp...............................................     900   39,875
   *EPS Corp..................................................      15   42,562
    ESPEC Corp................................................   5,400   43,245
    Excel Co., Ltd............................................   1,700   14,815
   *Exedy Corp................................................   8,100  177,787

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
JAPAN -- (Continued)
   *Ezaki Glico Co., Ltd.....................................   4,000 $ 39,330
    F&A Aqua Holdings, Inc...................................   3,400   39,562
    Faith, Inc...............................................     176   19,764
    FALCO SD HOLDINGS Co., Ltd...............................     400    4,596
   *Fancl Corp...............................................  11,900  133,309
  #*FCC Co., Ltd.............................................   4,200   90,277
  #*FDK Corp.................................................  15,000   13,131
  #*Ferrotec Corp............................................  10,100   39,671
   *FIDEA Holdings Co., Ltd..................................  35,000   83,751
    Fields Corp..............................................   3,100   43,118
  #*First Baking Co., Ltd....................................   4,000    3,845
    First Juken Co., Ltd.....................................     600    7,271
   *Foster Electric Co., Ltd.................................   2,700   42,510
   *FP Corp..................................................     500   32,244
    France Bed Holdings Co., Ltd.............................  30,000   67,279
    F-Tech, Inc..............................................   1,200   16,693
   *Fuji Co., Ltd............................................   1,400   28,262
    Fuji Corp, Ltd...........................................   7,200   39,795
   *Fuji Electric Co., Ltd...................................  59,000  137,773
    Fuji Electronics Co., Ltd................................   1,700   23,417
    Fuji Furukawa Engineering & Construction Co., Ltd........   2,000    4,398
   *Fuji Heavy Industries, Ltd...............................  25,000  338,118
   *Fuji Kiko Co., Ltd.......................................  11,000   36,926
   *Fuji Kosan Co., Ltd......................................     100      688
   *Fuji Media Holdings, Inc.................................      44   69,108
   *Fuji Oil Co., Ltd........................................   9,600  130,417
    Fuji Seal International, Inc.............................   2,300   49,896
   #Fuji Soft, Inc...........................................   6,000  126,895
   *Fujibo Holdings, Inc.....................................  19,000   62,349
    Fujicco Co., Ltd.........................................   3,000   34,342
   *FUJIFILM Holdings Corp...................................  12,000  239,275
    Fujikura Kasei Co., Ltd..................................   7,100   29,948
   *Fujikura, Ltd............................................  99,000  307,940
    Fujimi, Inc..............................................   2,000   34,298
   *Fujimori Kogyo Co., Ltd..................................   2,800   65,469
   *Fujitec Co., Ltd.........................................  15,000  104,196
    Fujitsu Frontech, Ltd....................................   3,600   21,188
   *Fujitsu General, Ltd.....................................   1,000    8,763
   *Fujitsu, Ltd............................................. 137,000  554,750
    FuKoKu Co., Ltd..........................................   1,100    9,973
   #Fukuda Corp..............................................  10,000   41,709
   *Fukui Bank, Ltd. (The)...................................  49,000   96,532
   *Fukuoka Financial Group, Inc.............................  68,000  286,314
   *Fukushima Bank, Ltd. (The)...............................  53,000   58,484
    Fukushima Industries Corp................................   1,200   24,814
  #*Fukuyama Transporting Co., Ltd...........................  40,000  204,506
    Funai Consulting, Inc....................................   3,700   23,475
   *Furukawa Co., Ltd........................................ 102,000  108,178
   *Furukawa Electric Co., Ltd............................... 150,000  303,975
    Furukawa-Sky Aluminum Corp...............................  24,000   69,699
    Furuno Electric Co., Ltd.................................   2,400   13,004
    Furusato Industries, Ltd.................................     600    5,181
   *Fuso Pharmaceutical Industries, Ltd......................  14,000   56,185
   *Futaba Industrial Co., Ltd...............................  19,500   88,719
    Fuyo General Lease Co., Ltd..............................   4,300  153,720
    Gakken Holdings Co., Ltd.................................  14,000   43,751
    Gecoss Corp..............................................   5,100   40,042
   *Geo Holdings Corp........................................      43   43,122
    GLOBERIDE, Inc...........................................   5,000    6,296
   *Glory, Ltd...............................................  14,300  334,920
    GMO Internet, Inc........................................   5,000   36,631

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------- --------
JAPAN -- (Continued)
    Godo Steel, Ltd.........................................  34,000 $ 68,330
    Goldcrest Co., Ltd......................................   4,790   91,165
   #Goldwin, Inc............................................   7,000   41,275
  #*Gourmet Kineya Co., Ltd.................................   7,000   48,748
  #*GS Yuasa Corp...........................................   7,000   24,923
    GSI Creos Corp..........................................  26,000   39,208
    G-Tekt Corp.............................................   2,600   61,646
   #Gulliver International Co., Ltd.........................     920   39,069
    Gun Ei Chemical Industry Co., Ltd.......................  12,000   30,969
   *Gunma Bank, Ltd. (The)..................................  67,000  323,394
   *Gunze, Ltd..............................................  53,000  141,861
   *H2O Retailing Corp......................................  18,000  147,721
   *Hachijuni Bank, Ltd. (The)..............................  48,000  240,315
    Hakudo Co., Ltd.........................................   1,500   13,471
   *Hakuhodo DY Holdings, Inc...............................   2,910  198,295
    Hakuto Co., Ltd.........................................   3,000   27,586
   *Hamakyorex Co., Ltd.....................................   1,600   51,519
    Hamamatsu Photonics K.K.................................   1,400   53,528
   *Hankyu Hanshin Holdings, Inc............................  66,000  360,151
   *Hanwa Co., Ltd..........................................  57,000  218,882
    Happinet Corp...........................................   2,800   22,147
   *Harashin Narus Holdings Co., Ltd........................   3,000   52,982
    Harima Chemicals, Inc...................................   2,100   10,834
    Haruyama Trading Co., Ltd...............................     300    1,605
   *Haseko Corp.............................................  76,500   73,547
  #*Hazama Corp.............................................  15,200   41,279
    Heiwa Corp..............................................   1,700   28,765
   *Heiwa Real Estate Co., Ltd..............................  10,900  147,459
   *Heiwado Co., Ltd........................................   7,700  110,476
    Hibiya Engineering, Ltd.................................   5,900   65,733
    Hiday Hidaka Corp.......................................   2,280   51,776
    Higashi-Nippon Bank, Ltd................................  41,000  101,415
   *Higo Bank, Ltd. (The)...................................  39,000  240,387
    Hikari Tsushin, Inc.....................................   1,600   74,039
    HI-LEX Corp.............................................   1,000   16,422
   *Hino Motors, Ltd........................................   8,000   84,066
    Hioki EE Corp...........................................   1,100   16,428
   *Hiroshima Bank, Ltd. (The)..............................  87,000  369,868
    Hisaka Works, Ltd.......................................   7,000   61,565
   *Hisamitsu Pharmaceutical Co., Inc.......................     600   32,140
   *Hitachi Cable, Ltd......................................  43,000   66,704
    Hitachi Capital Corp....................................  10,700  213,235
    Hitachi Chemical Co., Ltd...............................   6,700   94,348
   #Hitachi Construction Machinery Co., Ltd.................   1,500   34,447
    Hitachi High-Technologies Corp..........................   3,000   59,579
    Hitachi Koki Co., Ltd...................................  12,700  101,584
   *Hitachi Kokusai Electric, Inc...........................  10,000   82,726
    Hitachi Medical Corp....................................   5,000   73,770
    Hitachi Metals, Ltd.....................................   8,800   75,661
    Hitachi Transport System, Ltd...........................   3,700   56,031
   *Hitachi Zosen Corp...................................... 124,000  197,942
   *Hitachi, Ltd............................................   4,000   23,736
    Hitachi, Ltd. ADR.......................................   4,900  291,501
   #Hodogaya Chemical Co., Ltd..............................  11,000   20,660
    Hogy Medical Co., Ltd...................................   1,600   77,115
   *Hokkaido Electric Power Co., Inc........................   3,400   32,582
    Hokkaido Gas Co., Ltd...................................   1,000    2,624
    Hokkan Holdings, Ltd....................................   8,000   23,431
    Hokko Chemical Industry Co., Ltd........................   2,000    5,810
   *Hokkoku Bank, Ltd. (The)................................  71,000  291,889
   *Hokuetsu Bank, Ltd. (The)...............................  51,000  109,946

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
JAPAN -- (Continued)
  #*Hokuetsu Kishu Paper Co., Ltd............................  28,500 $145,528
   *Hokuhoku Financial Group, Inc............................ 223,000  362,910
    Hokuriku Electric Industry Co., Ltd......................  29,000   38,116
   *Hokuriku Electric Power Co., Inc.........................   5,700   62,843
   *Hokuto Corp..............................................   1,800   33,765
  #*Honda Motor Co., Ltd. Sponsored ADR......................  14,859  560,036
    H-One Co., Ltd...........................................   3,100   32,276
   #Honeys Co., Ltd..........................................   4,430   54,245
    Horiba, Ltd..............................................   6,200  182,093
    Hoshizaki Electric Co., Ltd..............................   2,800   83,257
    Hosiden Corp.............................................  16,400   89,807
   *Hosokawa Micron Corp.....................................  10,000   78,318
   *House Foods Corp.........................................  11,700  176,521
    Howa Machinery, Ltd......................................  28,000   30,049
   *Hyakugo Bank, Ltd. (The).................................  55,000  238,246
   *Hyakujishi Bank, Ltd. (The)..............................  54,000  202,070
   *Ibiden Co., Ltd..........................................  21,500  306,433
    IBJ Leasing Co., Ltd.....................................   5,200  139,486
   #Ichibanya Co., Ltd.......................................     400   13,067
   *Ichikoh Industries, Ltd..................................  11,000   18,231
    Ichinen Holdings Co., Ltd................................   6,000   40,112
    Ichiyoshi Securities Co., Ltd............................   8,400   69,331
    Idec Corp................................................   4,600   40,740
   *Idemitsu Kosan Co., Ltd..................................   2,100  184,130
    Ihara Chemical Industry Co., Ltd.........................  10,000   53,472
   *IHI Corp.................................................  47,000  121,845
   *Iida Home Max Co., Ltd...................................   3,000   39,072
    Iino Kaiun Kaisha, Ltd...................................  20,700   95,178
    Ikyu Corp................................................      16   15,643
    Imasen Electric Industrial Co., Ltd......................   3,600   43,189
    Imperial Hotel, Ltd......................................     200    6,488
   *Inaba Denki Sangyo Co., Ltd..............................   5,600  173,296
    Inaba Seisakusho Co., Ltd................................   1,600   19,358
   *Inabata & Co., Ltd.......................................  12,000   80,963
    Inageya Co., Ltd.........................................   3,400   37,377
    Ines Corp................................................  10,100   69,231
    Information Services International-Dentsu, Ltd...........   2,600   23,846
    Innotech Corp............................................   4,400   20,834
   *Inpex Corp...............................................      64  370,546
    Intage, Inc..............................................     500   11,881
   *Internet Initiative Japan, Inc...........................   2,000   55,946
  #*Inui Steamship Co., Ltd..................................   4,100   14,062
   *Iriso Electronics Co., Ltd...............................   1,500   24,264
   *Iseki & Co., Ltd.........................................  36,000   97,630
   *Isetan Mitsukoshi Holdings, Ltd..........................  33,700  332,797
   *Ishihara Sangyo Kaisha, Ltd..............................  90,000   74,653
    Ishii Iron Works Co., Ltd................................   3,000    6,101
   *Isuzu Motors, Ltd........................................  45,000  282,218
   *IT Holdings Corp.........................................  23,500  333,912
    ITC Networks Corp........................................   3,700   28,140
  #*Ito En, Ltd..............................................   1,400   27,194
   *ITOCHU Corp..............................................  15,000  169,643
   *Itochu Enex Co., Ltd.....................................  13,800   74,307
   *Itochu Techno-Solutions Corp.............................     600   26,039
    Itochu-Shokuhin Co., Ltd.................................   1,600   56,266
   *Itoham Foods, Inc........................................  40,000  181,282
    Itoki Corp...............................................   8,153   40,108
    Iwai Cosmo Holdings, Inc.................................   3,500   21,668
    Iwaki & Co., Ltd.........................................   3,000    6,070
   *Iwasaki Electric Co., Ltd................................  14,000   34,638
   *Iwatani Corp.............................................  15,000   56,851

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
   *Iwatsu Electric Co., Ltd................................... 12,000 $ 10,629
   *Iyo Bank, Ltd. (The)....................................... 47,000  384,352
    Izumi Co., Ltd.............................................  2,600   55,411
    Izumiya Co., Ltd........................................... 14,000   76,008
   *Izutsuya Co., Ltd.......................................... 62,000   68,777
   *J. Front Retailing Co., Ltd................................ 79,000  433,342
   *Janome Sewing Machine Co., Ltd............................. 24,000   24,630
   *Japan Airport Terminal Co., Ltd............................ 11,400  119,260
   *Japan Aviation Electronics Industry, Ltd................... 10,000   73,215
    Japan Carlit Co., Ltd......................................    900    4,637
    Japan Cash Machine Co., Ltd................................  2,000   18,017
   *Japan Digital Laboratory Co., Ltd..........................  4,500   51,079
    Japan Drilling Co., Ltd....................................    600   19,334
   *Japan Pulp & Paper Co., Ltd................................ 18,000   59,251
  #*Japan Radio Co., Ltd....................................... 12,000   32,557
  #*Japan Steel Works, Ltd. (The)..............................  5,000   28,848
    Japan Transcity Corp....................................... 11,000   42,741
    Japan Vilene Co., Ltd......................................  6,000   26,206
    Japan Wool Textile Co., Ltd. (The)......................... 15,000   98,212
    JBCC Holdings, Inc.........................................  6,000   46,041
   *Jeol, Ltd.................................................. 13,000   49,384
   *JFE Holdings, Inc.......................................... 17,360  370,557
    Jidosha Buhin Kogyo Co., Ltd...............................  3,000   13,656
   *Jimoto Holdings, Inc....................................... 23,500   55,538
    JK Holdings Co., Ltd.......................................  2,200   10,607
    JMS Co., Ltd...............................................  7,000   28,854
   *Joban Kosan Co., Ltd....................................... 11,000   18,807
   *J-Oil Mills, Inc........................................... 24,000   70,909
   *Joshin Denki Co., Ltd...................................... 10,000  100,307
   *Joyo Bank, Ltd. (The)...................................... 62,000  290,677
   *JSP Corp...................................................  5,600   83,233
   *JSR Corp...................................................  3,200   63,273
   *JTEKT Corp................................................. 22,400  239,270
  #*Juki Corp.................................................. 17,000   30,382
    Juroku Bank, Ltd........................................... 73,000  255,488
   *Justsystems Corp...........................................  7,800   45,399
  #*JVC Kenwood Holdings, Inc.................................. 40,470  140,192
   *JX Holdings, Inc........................................... 63,870  376,822
   #kabu.com Securities Co., Ltd...............................  3,100   15,053
  #*Kadokawa Group Holdings, Inc...............................  4,800  128,995
    Kaga Electronics Co., Ltd..................................  4,100   34,449
    Kagome Co., Ltd............................................  1,900   35,444
   *Kagoshima Bank, Ltd. (The)................................. 43,000  276,821
   *Kajima Corp................................................ 26,843   80,463
   *Kakaku.com, Inc............................................  1,000   37,327
   *Kaken Pharmaceutical Co., Ltd..............................  5,000   82,048
    Kameda Seika Co., Ltd......................................  1,400   30,400
   *Kamei Corp.................................................  8,000   69,519
   *Kamigumi Co., Ltd.......................................... 42,000  342,114
    Kanagawa Chuo Kotsu Co., Ltd...............................  6,000   31,560
    Kanamoto Co., Ltd..........................................  5,000   79,581
    Kandenko Co., Ltd.......................................... 25,000  112,050
   *Kaneka Corp................................................ 50,000  267,469
   *Kanematsu Corp............................................. 60,000   92,005
   *Kanematsu Electronics, Ltd.................................  2,100   24,322
    Kansai Paint Co., Ltd......................................  6,000   66,817
   #Kanto Denka Kogyo Co., Ltd.................................  6,000   11,353
    Kanto Natural Gas Development Co., Ltd.....................  7,000   38,691
    Kasai Kogyo Co., Ltd.......................................  8,000   37,271
   *Kasumi Co., Ltd............................................ 11,800   74,728
    Katakura Industries Co., Ltd...............................  6,300   61,598

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Kato Sangyo Co., Ltd......................................   5,000 $ 93,079
   *Kato Works Co., Ltd.......................................  19,000   54,923
    KAWADA TECHNOLOGIES, Inc..................................     200    3,612
    Kawai Musical Instruments Manufacturing Co., Ltd..........  14,000   27,206
   *Kawasaki Heavy Industries, Ltd............................  34,000  105,335
  #*Kawasaki Kisen Kaisha, Ltd................................ 248,000  470,840
    Kawasumi Laboratories, Inc................................   5,000   31,286
   #Keihan Electric Railway Co., Ltd..........................   9,000   41,212
    Keihanshin Building Co., Ltd..............................     500    2,712
    Keihin Co., Ltd. (The)....................................  17,000   26,243
   *Keihin Corp...............................................  11,400  158,377
   *Keisei Electric Railway Co., Ltd..........................   6,000   53,198
   *Keiyo Bank, Ltd. (The)....................................  65,000  308,364
   #Keiyo Co., Ltd............................................  10,800   57,592
   *Kenedix, Inc..............................................     556  173,699
    Kewpie Corp...............................................   7,500   99,674
    Key Coffee, Inc...........................................   4,700   83,800
    Kikkoman Corp.............................................  10,000  149,540
    Kimoto Co., Ltd...........................................   4,600   38,047
   *Kinden Corp...............................................  23,000  152,512
    Kinki Sharyo Co., Ltd.....................................   7,000   24,112
   *Kintetsu World Express, Inc...............................   1,800   59,089
   *Kinugawa Rubber Industrial Co., Ltd.......................   5,000   27,608
    Kirin Holdings Co., Ltd...................................  10,680  133,455
    Kisoji Co., Ltd...........................................   2,500   49,500
   *Kitagawa Iron Works Co., Ltd..............................  22,000   37,034
   *Kita-Nippon Bank, Ltd. (The)..............................   2,200   59,323
    Kitano Construction Corp..................................  17,000   43,783
    Kito Corp.................................................      12   10,653
   *Kitz Corp.................................................  25,200  129,809
   *Kiyo Holdings, Inc........................................ 195,000  288,231
    Koa Corp..................................................   8,600   72,407
   *Koatsu Gas Kogyo Co., Ltd.................................   8,000   44,161
   *Kobayashi Pharmaceutical Co., Ltd.........................     800   39,038
   *Kobe Steel, Ltd........................................... 223,000  275,409
   #Kohnan Shoji Co., Ltd.....................................   6,600   79,217
   *Koito Manufacturing Co., Ltd..............................   7,000  116,692
   #Kojima Co., Ltd...........................................   9,400   33,386
    Kokuyo Co., Ltd...........................................  20,200  139,119
   #KOMAIHALTEC, Inc..........................................  12,000   32,690
    Komatsu Seiren Co., Ltd...................................   5,000   21,673
   *Komeri Co., Ltd...........................................   4,800  128,587
    Konaka Co., Ltd...........................................   4,400   34,790
   *Konami Co., Ltd...........................................     500   10,611
    Konami Corp. ADR..........................................     200    4,212
    Kondotec, Inc.............................................   2,600   15,084
   *Konica Minolta Holdings, Inc..............................  49,000  391,362
    Konishi Co., Ltd..........................................   4,900   89,168
   *Kose Corp.................................................   4,500   94,806
   #KRS Corp..................................................   1,700   17,423
   #*K's Holdings Corp........................................   3,680  100,056
    KU Holdings Co., Ltd......................................     400    2,499
   *Kubota Corp. Sponsored ADR................................   2,020  115,463
   *Kumagai Gumi Co., Ltd.....................................  34,000   44,830
   #Kumiai Chemical Industry Co., Ltd.........................  10,000   56,311
   *Kura Corp.................................................     400    5,457
    Kurabo Industries, Ltd....................................  51,000   86,322
   *Kuraray Co., Ltd..........................................   7,000   89,932
    Kureha Corp...............................................  32,000  123,909
   *Kurimoto, Ltd.............................................  27,000  102,799
   *Kurita Water Industries, Ltd..............................   1,100   21,621

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Kuroda Electric Co., Ltd..................................   7,400 $ 90,377
    Kurosaki Harima Corp......................................  15,000   38,367
  #*KYB Co., Ltd..............................................  49,000  199,504
   *Kyocera Corp..............................................     500   45,290
    Kyocera Corp. Sponsored ADR...............................   1,252  110,176
    Kyodo Printing Co., Ltd...................................  19,000   52,531
    Kyodo Shiryo Co., Ltd.....................................  18,000   20,665
   #Kyoei Steel, Ltd..........................................   4,000   74,486
    Kyokuto Kaihatsu Kogyo Co., Ltd...........................   6,800   76,617
   *Kyokuto Securities Co., Ltd...............................   7,300   91,088
    Kyokuyo Co., Ltd..........................................  18,000   40,169
   *KYORIN Holdings, Inc......................................   8,000  162,893
   *Kyoritsu Maintenance Co., Ltd.............................   2,000   49,250
   *Kyosan Electric Manufacturing Co., Ltd....................  10,000   33,836
    Kyoto Kimono Yuzen Co., Ltd...............................   1,000   11,495
   *Kyowa Exeo Corp...........................................  22,500  228,805
    Kyowa Hakko Kirin Co., Ltd................................  17,000  160,737
    Kyudenko Corp.............................................   9,000   45,998
   *Lawson, Inc...............................................     800   57,973
    LEC, Inc..................................................     900   10,363
   *Leopalace21 Corp..........................................  28,800  111,022
    Life Corp.................................................   2,200   30,488
   *Lintec Corp...............................................  10,900  201,566
   #Lion Corp.................................................   6,000   28,743
   *LIXIL Group Corp..........................................  10,300  239,355
   #Look, Inc.................................................   8,000   32,446
   *Macnica, Inc..............................................   3,000   58,671
   #Macromill, Inc............................................   2,000   22,441
   *Maeda Corp................................................  35,000  136,216
   *Maeda Road Construction Co., Ltd..........................  17,000  253,356
    Maezawa Kyuso Industries Co., Ltd.........................   2,100   27,984
   *Makino Milling Machine Co., Ltd...........................  26,000  165,479
   #Makita Corp. Sponsored ADR................................   1,988   96,418
   *Mandom Corp...............................................   1,500   44,611
    Mars Engineering Corp.....................................   2,800   58,007
   *Marubeni Corp.............................................   7,000   51,417
    Marubun Corp..............................................   2,700   13,102
    Marudai Food Co., Ltd.....................................  27,000   89,321
    Maruetsu, Inc. (The)......................................   9,000   29,035
    Marufuji Sheet Piling Co., Ltd............................   3,000    7,775
   *Maruha Nichiro Holdings, Inc..............................  35,000   60,844
   *Marui Group Co., Ltd......................................  36,100  293,467
    Maruka Machinery Co., Ltd.................................     300    4,065
    Marusan Securities Co., Ltd...............................  18,200  131,008
  #*Maruwa Co., Ltd...........................................   2,100   64,450
    Maruwn Corp...............................................   5,100   12,058
    Maruyama Manufacturing Co., Inc...........................  11,000   22,365
   *Maruzen CHI Holdings Co., Ltd.............................     700    2,573
    Maruzen Showa Unyu Co., Ltd...............................  12,000   34,686
   *Matsuda Sangyo Co., Ltd...................................   3,700   46,932
    Matsui Construction Co., Ltd..............................   7,000   27,307
  #*Matsui Securities Co., Ltd................................   4,400   40,559
   *Matsumotokiyoshi Holdings Co., Ltd........................   9,100  220,760
   *Matsuya Co., Ltd..........................................   2,100   19,026
   *Matsuya Foods Co., Ltd....................................   2,100   37,828
    Max Co., Ltd..............................................   8,000   95,475
    Maxvalu Tokai Co., Ltd....................................   1,500   23,093
   *Mazda Motor Corp.......................................... 244,000  660,049
    MEC Co., Ltd..............................................   3,400   11,872
   *Medipal Holdings Corp.....................................  19,600  248,338
   *Megmilk Snow Brand Co., Ltd...............................   7,000  120,740

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   *Meidensha Corp..........................................  13,000 $   41,129
   *MEIJI Holdings Co., Ltd.................................   4,950    218,881
   *Meiko Electronics Co., Ltd..............................   2,400     17,395
    Meisei Industrial Co., Ltd..............................   8,000     31,163
   *Meitec Corp.............................................   1,800     46,048
    Meito Sangyo Co., Ltd...................................   1,100     11,792
    Meiwa Estate Co., Ltd...................................   2,000     10,837
    Meiwa Trading Co., Ltd..................................   9,600     47,785
  #*Melco Holdings, Inc.....................................   4,400     76,597
   *Message Co., Ltd........................................       4     10,800
   *Michinoku Bank, Ltd. (The)..............................  39,000     81,813
    Mie Bank, Ltd. (The)....................................  23,000     51,290
    Mikuni Coca-Cola Bottling Co., Ltd......................   6,800     69,866
    Milbon Co., Ltd.........................................     710     22,898
    Mimasu Semiconductor Industry Co., Ltd..................   4,000     32,801
   *Minato Bank, Ltd. (The).................................  46,000     80,468
  #*Minebea Co., Ltd........................................  35,000    118,489
   *Ministop Co., Ltd.......................................   5,100     85,220
   *Miraca Holdings, Inc....................................     800     33,354
   *Mirait Holdings Corp....................................  17,810    147,865
    Misawa Homes Co., Ltd...................................   4,500     62,804
   *Misumi Group, Inc.......................................   3,200     84,077
    Mitani Corp.............................................   1,700     25,046
    Mito Securities Co., Ltd................................  17,000     57,587
   *Mitsuba Corp............................................   9,000     57,253
    Mitsubishi Chemical Holdings Corp....................... 129,500    599,640
   *Mitsubishi Corp.........................................  36,000    759,499
   *Mitsubishi Electric Corp................................   8,000     66,303
   *Mitsubishi Gas Chemical Co., Inc........................  72,789    487,205
   *Mitsubishi Heavy Industries, Ltd........................  49,000    262,019
    Mitsubishi Kakoki Kaisha, Ltd...........................  23,000     43,395
   *Mitsubishi Logistics Corp...............................  20,000    299,968
   *Mitsubishi Materials Corp...............................  95,800    306,744
   *Mitsubishi Motors Corp..................................   6,000      6,238
   *Mitsubishi Paper Mills, Ltd.............................  65,000     63,954
    Mitsubishi Pencil Co., Ltd..............................   4,125     70,838
    Mitsubishi Shokuhin Co., Ltd............................     400     11,549
   *Mitsubishi Steel Manufacturing Co., Ltd.................  36,000     70,448
    Mitsubishi Tanabe Pharma Corp...........................  21,400    286,881
   *Mitsubishi UFJ Financial Group, Inc..................... 311,600  1,772,114
    Mitsubishi UFJ Financial Group, Inc. ADR................  16,850     95,371
   *Mitsuboshi Belting Co., Ltd.............................  13,000     69,801
   *Mitsui & Co., Ltd.......................................  24,800    374,821
    Mitsui & Co., Ltd. Sponsored ADR........................     471    142,266
   *Mitsui Chemicals, Inc................................... 164,000    388,932
    Mitsui Engineering & Shipbuilding Co., Ltd.............. 197,000    312,151
   *Mitsui Fudosan Co., Ltd.................................   9,000    205,732
   *Mitsui High-Tec, Inc....................................   8,600     62,835
    Mitsui Home Co., Ltd....................................   6,000     34,585
    Mitsui Knowledge Industry Co., Ltd......................      78     13,022
   *Mitsui Matsushima Co., Ltd..............................  29,000     79,084
   *Mitsui Mining & Smelting Co., Ltd....................... 138,000    351,210
   *Mitsui O.S.K. Lines, Ltd................................ 106,000    349,749
   *Mitsui Sugar Co., Ltd...................................  21,000     66,346
   *Mitsui-Soko Co., Ltd....................................  29,000    126,062
   *Mitsumi Electric Co., Ltd...............................  31,400    167,712
   *Mitsuuroko Holdings Co., Ltd............................   8,500     45,877
   *Miura Co., Ltd..........................................   2,200     57,507
    Miyachi Corp............................................   2,300     16,607
  #*Miyaji Engineering Group, Inc...........................  23,000     43,971
    Miyazaki Bank, Ltd. (The)...............................  37,000     94,758

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Miyoshi Oil & Fat Co., Ltd..............................  20,000 $   41,445
   *Mizuho Financial Group, Inc............................. 580,860  1,159,385
    Mizuno Corp.............................................  22,000    100,478
    Mochida Pharmaceutical Co., Ltd.........................   3,000     38,487
    Modec, Inc..............................................   1,600     36,384
   *Monex Group, Inc........................................     438    128,337
  #*Mori Seiki Co., Ltd.....................................  24,900    234,235
    Morinaga & Co., Ltd.....................................  18,000     38,129
   *Morinaga Milk Industry Co., Ltd.........................  47,000    150,982
    Morita Holdings Corp....................................   5,000     44,261
    Mory Industries, Inc....................................   7,000     20,346
  #*MOS Food Services, Inc..................................   1,400     26,195
   *Moshi Moshi Hotline, Inc................................   3,300     48,236
    Mr Max Corp.............................................   8,900     31,706
   *MS&AD Insurance Group Holdings, Inc.....................  14,382    301,240
    Murakami Corp...........................................   2,000     27,046
   *Murata Manufacturing Co., Ltd...........................   2,100    129,498
  #*Musashi Seimitsu Industry Co., Ltd......................   3,000     60,943
   *Musashino Bank, Ltd.....................................   9,000    307,804
   #Mutoh Holdings Co., Ltd.................................   4,000     10,428
   *Nabtesco Corp...........................................   3,600     75,157
   *Nachi-Fujikoshi Corp....................................  27,000    109,641
   *Nagaileben Co., Ltd.....................................   1,800     23,156
   *Nagano Bank, Ltd. (The).................................  16,000     28,874
   *Nagase & Co., Ltd.......................................  18,700    204,123
    Nagatanien Co., Ltd.....................................   2,000     19,405
   *Nagoya Railroad Co., Ltd................................  12,000     32,651
    Nakabayashi Co., Ltd....................................   9,000     18,925
    Nakamuraya Co., Ltd.....................................  10,083     45,708
   *Nakayama Steel Works, Ltd...............................  31,000     21,628
   *Namco Bandai Holdings, Inc..............................   8,000    114,113
    Namura Shipbuilding Co., Ltd............................   3,800     15,992
   *Nankai Electric Railway Co., Ltd........................   9,000     39,367
   *Nanto Bank, Ltd. (The)..................................  55,000    239,114
    Natori Co., Ltd.........................................     700      6,776
    NEC Capital Solutions, Ltd..............................   1,400     21,151
   *NEC Corp................................................ 247,000    602,618
    NEC Fielding, Ltd.......................................   4,400     52,698
    NEC Mobiling, Ltd.......................................   2,200    100,569
   *NEC Networks & System Integration Corp..................   4,900     92,048
   *Net One Systems Co., Ltd................................   9,400     90,257
    Neturen Co., Ltd........................................   7,200     48,527
   *New Japan Chemical Co., Ltd.............................   6,900     24,165
   *NGK Insulators, Ltd.....................................   2,000     23,262
   *NGK Spark Plug Co., Ltd.................................   8,000    101,761
   *NHK Spring Co., Ltd.....................................   9,000     79,003
    Nice Holdings, Inc......................................  15,000     39,668
    Nichia Steel Works, Ltd.................................  10,000     25,489
  #*Nichias Corp............................................  11,000     59,866
    Nichiban Co., Ltd.......................................   9,000     27,646
   #Nichicon Corp...........................................  16,400    134,764
   *Nichiden Corp...........................................   1,400     32,745
   *Nichiha Corp............................................   6,300     91,218
   *Nichii Gakkan Co........................................   9,900     85,204
    Nichimo Co., Ltd........................................  13,000     29,279
   *Nichirei Corp...........................................  38,000    188,793
    Nichireki Co., Ltd......................................   7,000     39,790
    Nidec Copal Corp........................................   2,400     17,037
    Nidec Copal Electronics Corp............................     200        953
    Nidec Corp..............................................     408     23,322
    Nidec Tosok Corp........................................   3,200     24,108

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Nifco, Inc................................................   2,800 $ 58,152
    Nifty Corp................................................      17   28,216
   #Nihon Chouzai Co., Ltd....................................     720   18,711
   *Nihon Dempa Kogyo Co., Ltd................................   5,700   72,896
    Nihon Eslead Corp.........................................   1,600   16,956
    Nihon Kohden Corp.........................................   2,100   66,843
   *Nihon Nohyaku Co., Ltd....................................  12,000   69,949
   *Nihon Parkerizing Co., Ltd................................   7,000  115,379
    Nihon Trim Co., Ltd.......................................     250    7,728
   *Nihon Unisys, Ltd.........................................  12,800  104,573
    Nihon Yamamura Glass Co., Ltd.............................  28,000   55,715
   *Nikkiso Co., Ltd..........................................   8,000   87,195
    Nikko Co., Ltd............................................   9,000   37,530
   *Nintendo Co., Ltd.........................................     400   38,971
   *Nippo Corp................................................  12,000  160,933
   *Nippon Beet Sugar Manufacturing Co., Ltd..................  30,000   57,258
    Nippon Carbon Co., Ltd....................................  29,000   55,869
   *Nippon Chemical Industrial Co., Ltd.......................  18,000   26,840
  #*Nippon Chemi-Con Corp.....................................  36,000   76,671
    Nippon Chemiphar Co., Ltd.................................   5,000   32,972
    Nippon Chutetsukan K.K....................................  12,000   36,677
   *Nippon Coke & Engineering Co., Ltd........................  49,000   72,923
    Nippon Concrete Industries Co., Ltd.......................   4,000   14,029
    Nippon Denko Co., Ltd.....................................  26,000   75,411
   *Nippon Densetsu Kogyo Co., Ltd............................   8,000   81,788
    Nippon Denwa Shisetsu Co., Ltd............................  10,000   29,716
   *Nippon Electric Glass Co., Ltd............................  38,000  183,137
   *Nippon Express Co., Ltd...................................  74,000  305,434
    Nippon Filcon Co., Ltd....................................   1,800    7,387
    Nippon Fine Chemical Co., Ltd.............................   4,800   30,170
    Nippon Flour Mills Co., Ltd...............................  36,000  151,569
    Nippon Formula Feed Manufacturing Co., Ltd................  18,000   22,977
  #*Nippon Gas Co., Ltd.......................................   2,700   33,698
    Nippon Hume Corp..........................................  10,000   54,722
    Nippon Jogesuido Sekkei Co., Ltd..........................   1,400   18,961
   #Nippon Kayaku Co., Ltd....................................  17,000  192,030
  #*Nippon Kinzoku Co., Ltd...................................  16,000   22,934
   *Nippon Koei Co., Ltd......................................  18,000   68,248
   *Nippon Konpo Unyu Soko Co., Ltd...........................  16,800  233,221
    Nippon Koshuha Steel Co., Ltd.............................  18,000   19,880
   *Nippon Light Metal Holdings Co., Ltd...................... 113,000  129,769
   *Nippon Meat Packers, Inc..................................  13,000  175,933
   *Nippon Paint Co., Ltd.....................................  11,000   98,855
  #*Nippon Paper Group, Inc...................................  22,924  324,842
    Nippon Pillar Packing Co., Ltd............................   4,000   30,427
    Nippon Piston Ring Co., Ltd...............................  28,000   59,001
   *Nippon Road Co., Ltd. (The)...............................  22,000   98,375
    Nippon Seiki Co., Ltd.....................................  11,000  130,644
    Nippon Seisen Co., Ltd....................................   6,000   21,508
    Nippon Sharyo, Ltd........................................  20,000   74,283
  #*Nippon Sheet Glass Co., Ltd............................... 250,000  291,421
   *Nippon Shinyaku Co., Ltd..................................  15,000  188,132
   *Nippon Shokubai Co., Ltd..................................  22,000  212,208
   *Nippon Signal Co., Ltd....................................  11,900   82,504
   *Nippon Soda Co., Ltd......................................  42,000  190,663
   *Nippon Steel & Sumitomo Metal Corp........................ 154,812  428,517
    Nippon Steel Trading Co., Ltd.............................  18,000   48,765
    Nippon Suisan Kaisha, Ltd.................................  41,700   82,855
   *Nippon Synthetic Chemical Industry Co., Ltd. (The)........  15,000  110,102
   *Nippon Television Network Corp............................   5,700   81,135
    Nippon Thompson Co., Ltd..................................  20,000   78,798

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Nippon Valqua Industries, Ltd.............................  16,000 $ 40,164
   *Nippon Yakin Kogyo Co., Ltd...............................  35,500   51,326
  #*Nippon Yusen K.K.......................................... 164,217  393,523
    Nippon Yusoki Co., Ltd....................................   7,000   34,990
   *Nipro Corp................................................  29,600  218,084
    Nishimatsu Construction Co., Ltd..........................  76,000  141,407
   #Nishimatsuya Chain Co., Ltd...............................  10,100   81,936
   *Nishi-Nippon Bank, Ltd.................................... 117,000  303,237
   *Nishi-Nippon Railroad Co., Ltd............................   5,000   20,218
    Nishio Rent All Co., Ltd..................................   2,700   39,924
   *Nissan Chemical Industries, Ltd...........................   7,200   87,096
   *Nissan Motor Co., Ltd.....................................  43,900  449,473
   *Nissan Shatai Co., Ltd....................................  16,000  199,256
    Nissei Corp...............................................   5,400   46,825
    Nissei Plastic Industrial Co., Ltd........................   2,700   11,960
    Nissen Holdings Co., Ltd..................................   7,300   26,530
  #*Nissha Printing Co., Ltd..................................   5,400   86,904
    Nisshin Fudosan Co., Ltd..................................   4,700   30,317
    Nisshin Oillio Group, Ltd. (The)..........................  28,000  102,104
   *Nisshin Seifun Group, Inc.................................  16,000  194,702
  #*Nisshin Steel Holdings Co., Ltd...........................  14,540  108,797
   *Nisshinbo Holdings, Inc...................................  35,000  265,730
    Nissin Corp...............................................  14,000   34,470
   *Nissin Electric Co., Ltd..................................  13,000   65,140
   *Nissin Foods Holdings Co., Ltd............................   1,000   37,955
   *Nissin Kogyo Co., Ltd.....................................   5,300   79,504
    Nissin Sugar Holdings Co., Ltd............................     700   14,393
    Nissui Pharmaceutical Co., Ltd............................   3,400   36,227
   *Nitori Holdings Co., Ltd..................................     300   22,899
    Nitta Corp................................................   5,900  101,090
    Nittan Valve Co., Ltd.....................................   4,200   14,426
    Nittetsu Mining Co., Ltd..................................  18,000   80,243
   *Nitto Boseki Co., Ltd.....................................  33,000  135,305
    Nitto Denko Corp..........................................   1,600   90,489
   *Nitto Kogyo Corp..........................................   7,600  103,162
    Nitto Kohki Co., Ltd......................................   2,400   48,328
    Nitto Seiko Co., Ltd......................................   7,000   21,788
   #Nittoc Construction Co., Ltd..............................     500    2,137
   *Nittoku Engineering Co., Ltd..............................   4,300   49,074
   *NKSJ Holdings, Inc........................................  24,050  505,645
   #Noevir Holdings Co., Ltd..................................   3,900   59,244
   *NOF Corp..................................................  45,000  207,031
   *Nohmi Bosai, Ltd..........................................   5,000   35,343
   *NOK Corp..................................................   8,400  125,597
    Nomura Co., Ltd...........................................   9,000   39,736
   *Nomura Holdings, Inc......................................  78,300  448,211
    Nomura Holdings, Inc. ADR.................................   7,820   44,574
   *Nomura Real Estate Holdings, Inc..........................   9,600  175,182
   *Nomura Research Institute, Ltd............................   1,100   25,274
    Noritake Co., Ltd.........................................  25,000   64,315
    Noritz Corp...............................................   9,100  163,191
   *North Pacific Bank, Ltd...................................  74,300  238,280
   *NS Solutions Corp.........................................   2,500   50,053
   *NS United Kaiun Kaisha, Ltd...............................  19,000   29,858
    NSD Co., Ltd..............................................   5,500   50,891
   *NSK, Ltd..................................................  18,000  127,566
  #*NTN Corp.................................................. 123,000  354,243
   *NTT Data Corp.............................................       7   21,370
   *NTT DOCOMO, Inc...........................................     102  154,640
    NTT DOCOMO, Inc. Sponsored ADR............................   3,100   47,027
    Obara Corp................................................   3,300   38,423

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
   *Obayashi Corp.............................................. 56,000 $287,139
    Obayashi Road Corp.........................................  6,000   21,806
   *Obic Business Consultants Co., Ltd.........................    700   38,785
   *Obic Co., Ltd..............................................    300   64,174
   *Odelic Co., Ltd............................................    600   16,364
    Oenon Holdings, Inc........................................ 11,000   27,297
   *Ogaki Kyoritsu Bank, Ltd. (The)............................ 81,000  264,641
    Ohara, Inc.................................................  1,500   11,483
    Oie Sangyo Co., Ltd........................................  1,187   10,858
   *Oiles Corp.................................................  1,080   22,002
    Oita Bank, Ltd. (The)...................................... 38,000  138,855
  #*Oji Holdings Corp.......................................... 75,000  242,533
    Okabe Co., Ltd.............................................  6,500   47,831
    Okamoto Industries, Inc.................................... 14,000   47,262
   *Okamura Corp............................................... 16,000  111,379
   *Okinawa Electric Power Co., Ltd............................    700   22,966
   *OKK Corp................................................... 17,000   24,718
   *OKUMA Corp................................................. 22,000  166,356
   *Okumura Corp............................................... 49,000  192,362
    Okura Industrial Co., Ltd.................................. 15,000   50,074
    Okuwa Co., Ltd.............................................  5,000   58,167
    Olympic Corp...............................................  2,300   19,628
   *Omron Corp.................................................  2,400   57,202
    ONO Sokki Co., Ltd.........................................  8,000   35,077
    Onoken Co., Ltd............................................  4,800   44,509
   *Onward Holdings Co., Ltd................................... 34,000  256,944
    Optex Co., Ltd.............................................  2,700   30,398
   *Organo Corp................................................ 14,000   76,304
    Origin Electric Co., Ltd...................................  7,000   29,963
    Osaka Organic Chemical Industry, Ltd.......................  2,300    9,730
   *Osaka Securities Exchange Co., Ltd.........................    700   42,104
   *Osaka Steel Co., Ltd.......................................  3,900   67,090
  #*Osaka Titanium Technologies Co., Ltd.......................    500   11,155
   *Osaki Electric Co., Ltd....................................  7,000   36,609
    OSG Corp...................................................  6,400   83,269
    Otsuka Corp................................................    500   40,931
    Otsuka Kagu, Ltd...........................................  1,300   11,291
   *Oyo Corp...................................................  4,300   50,383
   *Pacific Industrial Co., Ltd................................ 14,100   72,843
  #*Pacific Metals Co., Ltd.................................... 42,000  218,780
    Pack Corp. (The)...........................................  3,900   63,978
   *Pal Co., Ltd...............................................  1,200   52,713
    Paltac Corp................................................  7,650   95,358
   *PanaHome Corp.............................................. 25,000  159,395
  #*Panasonic Corp............................................. 26,800  176,411
    Panasonic Corp. Sponsored ADR.............................. 27,580  182,304
    Panasonic Industrial Devices SUNX Co., Ltd.................  9,300   39,898
    Paramount Bed Holdings Co., Ltd............................  2,000   63,307
   *Parco Co., Ltd.............................................  1,406   14,592
   *Paris Miki Holdings, Inc...................................  6,800   35,511
   *Park24 Co., Ltd............................................  2,100   37,906
    Pasona Group, Inc..........................................     25   12,566
   *Penta-Ocean Construction Co., Ltd.......................... 46,000  116,046
   *Pigeon Corp................................................  1,400   76,252
    Pilot Corp.................................................     24   60,465
    Piolax, Inc................................................  2,900   69,621
  #*Pioneer Electronic Corp.................................... 60,700  151,652
   *Plenus Co., Ltd............................................  2,800   46,144
  #*Point, Inc.................................................    870   29,974
   *Press Kogyo Co., Ltd....................................... 23,000  101,248
    Pressance Corp.............................................  2,600   80,745

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
   *Prestige International, Inc................................    200 $  1,840
   *Prima Meat Packers, Ltd.................................... 35,000   67,004
    Pronexus, Inc..............................................  6,000   33,955
   *Raito Kogyo Co., Ltd....................................... 11,300   57,464
   *Rasa Industries, Ltd.......................................  9,000   14,179
  #*Renesas Electronics Corp...................................  9,200   27,696
   *Rengo Co., Ltd............................................. 60,000  304,611
   *Renown, Inc................................................ 15,900   25,002
   *Resona Holdings, Inc....................................... 46,300  206,190
   *Resorttrust, Inc...........................................  3,300   71,710
  #*Rhythm Watch Co., Ltd...................................... 21,000   39,919
  #*Ricoh Co., Ltd............................................. 60,000  667,959
    Ricoh Leasing Co., Ltd.....................................  4,400  120,680
    Right On Co., Ltd..........................................  3,000   23,773
    Riken Corp................................................. 21,000   78,190
    Riken Keiki Co., Ltd.......................................  6,300   38,744
    Riken Technos Corp......................................... 16,000   45,154
    Riken Vitamin Co., Ltd.....................................  2,400   56,966
    Ringer Hut Co., Ltd........................................  1,400   17,954
   *Rinnai Corp................................................    700   49,493
    Riso Kagaku Corp...........................................  4,700   93,199
    Riso Kyoiku Co., Ltd.......................................    540   42,785
   *Rock Field Co., Ltd........................................  3,000   50,497
   *Rohm Co., Ltd..............................................  8,900  295,888
   *Rohto Pharmaceutical Co., Ltd..............................  7,000   87,632
    Roland DG Corp.............................................  3,300   43,994
   *Round One Corp............................................. 23,400  135,828
   #Royal Holdings Co., Ltd....................................  4,800   56,308
    Ryobi, Ltd................................................. 42,000  105,419
   *Ryoden Trading Co., Ltd....................................  7,000   44,283
   *Ryohin Keikaku Co., Ltd....................................  1,800  101,944
   *Ryosan Co., Ltd............................................  9,800  190,723
    S Foods, Inc...............................................  4,000   39,246
  #*Sagami Chain Co., Ltd......................................  3,000   24,026
    Saibu Gas Co., Ltd......................................... 16,000   38,293
   *Saizeriya Co., Ltd.........................................  3,700   49,091
   *Sakai Chemical Industry Co., Ltd........................... 26,000   76,889
   #Sakai Heavy Industries, Ltd................................  5,000   16,663
    Sakai Ovex Co., Ltd........................................ 20,000   30,633
    Sakata INX Corp............................................ 12,000   62,016
    Sakata Seed Corp...........................................  9,300  111,737
    Sala Corp..................................................  6,500   35,047
    San-A Co., Ltd.............................................  2,500  101,616
    San-Ai Oil Co., Ltd........................................ 14,000   60,822
   *Sanden Corp................................................ 27,000  110,446
   *Sangetsu Co., Ltd..........................................  7,200  180,882
   *San-in Godo Bank, Ltd. (The)............................... 42,000  332,750
  #*Sanix, Inc.................................................  7,200   27,236
   *Sanken Electric Co., Ltd................................... 18,000   71,968
    Sanki Engineering Co., Ltd................................. 15,000   80,515
   #Sanko Marketing Foods Co., Ltd.............................     33   33,510
   #Sanko Metal Industrial Co., Ltd............................  4,000   10,697
    Sankyo Co., Ltd............................................  4,400  175,297
    Sankyo Seiko Co., Ltd......................................  7,100   24,862
   *Sankyo Tateyama, Inc.......................................  4,000   83,897
   *Sankyu, Inc................................................ 39,000  153,986
    Sanoh Industrial Co., Ltd..................................  8,500   57,631
   *Sanshin Electronics Co., Ltd...............................  7,400   50,184
    Santen Pharmaceutical Co., Ltd.............................    600   24,710
   *Sanwa Holdings Corp........................................ 47,000  224,053
   *Sanyo Chemical Industries, Ltd............................. 13,000   73,060

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Sanyo Denki Co., Ltd......................................  12,000 $ 63,921
    Sanyo Housing Nagoya Co., Ltd.............................      19   24,217
    Sanyo Shokai, Ltd.........................................  34,372   93,929
   *Sanyo Special Steel Co., Ltd..............................  30,000   95,998
    Sapporo Holdings, Ltd.....................................  91,000  302,125
    Sasebo Heavy Industries Co., Ltd..........................  53,000   61,896
   *Sato Holdings Corp........................................   5,500   87,792
    Sato Shoji Corp...........................................   4,500   29,757
    Satori Electric Co., Ltd..................................   2,800   13,680
   *Sawada Holdings Co., Ltd..................................   2,300   15,733
   #Sawai Pharmaceutical Co., Ltd.............................     300   30,776
    Saxa Holdings, Inc........................................  10,000   19,464
  #*SBI Holdings, Inc.........................................  39,750  330,063
    Scroll Corp...............................................   5,100   15,278
   *SCSK Corp.................................................   1,655   31,016
    Secom Joshinetsu Co., Ltd.................................     200    5,247
   *Sega Sammy Holdings, Inc..................................   4,700   83,021
    Seibu Electric Industry Co., Ltd..........................   2,000    8,812
   *Seika Corp................................................  18,000   50,586
    Seikagaku Corp............................................   4,700   51,447
  #*Seiko Epson Corp..........................................  41,650  420,483
   *Seiko Holdings Corp.......................................  27,000   85,712
    Seiko PMC Corp............................................     300    1,042
   *Seino Holdings Co., Ltd...................................  40,000  272,506
   *Seiren Co., Ltd...........................................  10,900   67,489
   *Sekisui Chemical Co., Ltd.................................  19,000  183,059
   *Sekisui House, Ltd........................................  51,440  566,139
   *Sekisui Jushi Co., Ltd....................................   7,000   82,739
    Sekisui Plastics Co., Ltd.................................  10,000   24,307
    Senko Co., Ltd............................................  25,000  116,478
    Senshu Electric Co., Ltd..................................     600    6,803
   *Senshu Ikeda Holdings, Inc................................  27,440  153,532
   #Senshukai Co., Ltd........................................   6,500   39,617
   *Seven & I Holdings Co., Ltd...............................   8,100  246,064
  #*Sharp Corp................................................ 179,000  609,426
   *Shibaura Electronics Co., Ltd.............................     700    8,935
   *Shibaura Mechatronics Corp................................   4,000    9,091
   *Shibusawa Warehouse Co., Ltd..............................  15,000   51,589
    Shibuya Kogyo Co., Ltd....................................   3,200   30,877
   *Shidax Corp...............................................   2,000   11,043
   *Shiga Bank, Ltd...........................................  36,000  208,840
    Shikibo, Ltd..............................................  27,000   33,652
    Shikoku Bank, Ltd.........................................  48,000  124,824
   *Shikoku Chemicals Corp....................................  11,000   74,528
   *Shikoku Electric Power Co., Inc...........................   3,800   46,617
  #*Shima Seiki Manufacturing Co., Ltd........................   7,500  148,011
   *Shimachu Co., Ltd.........................................  12,400  262,393
   *Shimadzu Corp.............................................  17,000  113,798
    Shimamura Co., Ltd........................................     200   19,639
   *SHIMANE BANK, Ltd. (The)..................................   1,300   17,370
    Shimano, Inc..............................................     400   27,315
    Shimizu Bank, Ltd.........................................   1,700   50,690
   *Shimizu Corp..............................................  75,000  242,928
   #Shimojima Co., Ltd........................................   1,500   16,224
    Shin Nippon Air Technologies Co., Ltd.....................   2,500   14,346
    Shinagawa Refractories Co., Ltd...........................  20,000   46,389
  #*Shindengen Electric Manufacturing Co., Ltd................  19,000   55,453
   *Shin-Etsu Chemical Co., Ltd...............................   1,800  110,097
   *Shin-Etsu Polymer Co., Ltd................................   9,600   36,968
    Shin-Keisei Electric Railway Co., Ltd.....................   5,000   20,059
   *Shinko Electric Industries Co., Ltd.......................  19,100  146,152

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Shinko Plantech Co., Ltd..................................   8,200 $ 67,001
   *Shinko Shoji Co., Ltd.....................................   6,100   54,742
   *Shinmaywa Industries, Ltd.................................  24,000  159,469
    Shinnihon Corp............................................   9,500   25,632
   *Shinsei Bank, Ltd......................................... 116,000  236,983
    Shinsho Corp..............................................   8,000   16,472
   *Shionogi & Co., Ltd.......................................   4,100   73,276
   *Ship Healthcare Holdings, Inc.............................   3,000   85,830
    Shiroki Corp..............................................  19,000   49,929
   *Shiseido Co., Ltd.........................................   3,700   51,227
   *Shizuoka Bank, Ltd........................................  51,000  480,870
    Shizuoka Gas Co., Ltd.....................................  13,000   90,618
    SHO-BOND Holdings Co., Ltd................................   1,500   55,335
    Shochiku Co., Ltd.........................................   2,000   22,223
    Shoei Foods Corp..........................................     500    3,409
    Shoko Co., Ltd............................................  19,000   28,869
    Showa Aircraft Industry Co., Ltd..........................   3,000   27,459
   *Showa Corp................................................  14,200  152,570
   #Showa Denko K.K........................................... 253,000  386,666
    Showa Sangyo Co., Ltd.....................................  15,000   48,654
    Showa Shell Sekiyu K.K....................................  33,200  192,668
   #Siix Corp.................................................   2,600   29,990
    Simplex Holdings, Inc.....................................      21    6,588
    Sinanen Co., Ltd..........................................  11,000   45,468
   *Sinfonia Technology Co., Ltd..............................  16,000   29,741
   *Sinko Industries, Ltd.....................................   1,100    7,628
    Sintokogio, Ltd...........................................  12,200   89,256
   *SKY Perfect JSAT Holdings, Inc............................     357  167,541
   *SMK Corp..................................................  19,000   57,190
    SNT Corp..................................................   6,100   26,861
   *Sodick Co., Ltd...........................................  12,300   63,286
   *Softbank Corp.............................................  10,849  386,554
    Sogo Medical Co., Ltd.....................................   1,100   36,241
   *Sohgo Security Services Co., Ltd..........................  16,900  223,879
   *Sojitz Corp............................................... 235,500  353,471
    Sony Corp.................................................   9,400  140,603
    Sony Corp. Sponsored ADR..................................  17,008  254,100
    Sony Financial Holdings, Inc..............................   2,600   43,915
   *Sotetsu Holdings, Inc.....................................  11,000   36,780
    Sotoh Co., Ltd............................................   1,500   13,294
    Space Co., Ltd............................................   5,800   42,309
    SPK Corp..................................................   1,082   18,520
   *Square Enix Holdings Co., Ltd.............................   3,900   48,460
    SRA Holdings, Inc.........................................     900    9,822
   *St. Marc Holdings Co., Ltd................................   1,300   51,325
   *Stanley Electric Co., Ltd.................................   5,100   83,512
    Star Micronics Co., Ltd...................................   9,600   95,002
  #*Start Today Co., Ltd......................................     900    8,650
   *Starzen Co., Ltd..........................................  16,000   45,279
   *Stella Chemifa Corp.......................................   1,200   25,299
    Studio Alice Co., Ltd.....................................     400    5,701
    Sugi Holdings Co., Ltd....................................     700   24,004
   *SumCo.Corp................................................  13,300  138,575
    Sumida Corp...............................................   4,600   26,708
   *Sumikin Bussan Corp.......................................  25,000   79,673
    Suminoe Textile Co., Ltd..................................   9,000   21,461
   *Sumitomo Bakelite Co., Ltd................................  55,000  219,467
   *Sumitomo Chemical Co., Ltd................................ 142,000  415,425
   *Sumitomo Corp.............................................  25,100  324,677
   *Sumitomo Densetsu Co., Ltd................................   7,100   76,915
   *Sumitomo Electric Industries, Ltd.........................  19,100  215,021

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   *Sumitomo Forestry Co., Ltd..............................  23,400 $  229,213
   *Sumitomo Heavy Industries, Ltd..........................  97,000    428,044
    Sumitomo Light Metal Industries, Ltd....................  58,000     57,098
   *Sumitomo Metal Mining Co., Ltd..........................  46,000    715,429
  #*Sumitomo Mitsui Construction Co., Ltd...................  27,400     29,301
   *Sumitomo Mitsui Financial Group, Inc....................  35,541  1,427,465
   *Sumitomo Mitsui Trust Holdings, Inc.....................  78,000    288,097
   *Sumitomo Osaka Cement Co., Ltd.......................... 101,000    338,291
    Sumitomo Pipe & Tube Co., Ltd...........................   5,000     41,224
    Sumitomo Precision Products Co., Ltd....................   7,000     31,616
   *Sumitomo Real Estate Sales Co., Ltd.....................     940     46,466
  #*Sumitomo Realty & Development Co., Ltd..................   3,000     91,468
    Sumitomo Rubber Industries, Ltd.........................   3,600     48,042
    Sumitomo Seika Chemicals Co., Ltd.......................  12,000     43,078
   *Sumitomo Warehouse Co., Ltd.............................  41,000    205,973
   #Suruga Bank, Ltd........................................  13,000    169,481
   *Suzuken Co., Ltd........................................   9,900    303,017
   *Suzuki Motor Corp.......................................   3,000     78,719
   *SWCC Showa Holdings Co., Ltd............................  92,000     84,212
  #*SxL Corp................................................  25,000     45,776
   *Sysmex Corp.............................................   1,100     52,480
    Systena Corp............................................      34     30,063
   *T&D Holdings, Inc.......................................  49,700    613,226
   *T. Hasegawa Co., Ltd....................................   5,000     60,302
    T. RAD Co., Ltd.........................................  13,000     33,301
    Tachibana Eletech Co., Ltd..............................   1,400     12,356
   *Tachi-S Co., Ltd........................................   6,200    109,271
    Tact Home Co., Ltd......................................      34     51,228
   *Tadano, Ltd.............................................  19,000    168,976
   *Taihei Dengyo Kaisha, Ltd...............................   7,000     40,634
    Taihei Kogyo Co., Ltd...................................  14,000     56,204
   *Taiheiyo Cement Corp....................................  48,000    130,678
    Taiheiyo Kouhatsu, Inc..................................  17,000     18,050
    Taiho Kogyo Co., Ltd....................................   5,200     62,602
   *Taikisha, Ltd...........................................   5,000    100,606
    Taiko Bank, Ltd. (The)..................................   5,000     12,733
   *Taisei Corp.............................................  65,000    193,967
   *Taiyo Holdings Co., Ltd.................................     900     25,261
   *Taiyo Nippon Sanso Corp.................................  23,000    153,594
  #*Taiyo Yuden Co., Ltd....................................  23,500    211,963
    Takamatsu Construction Group Co., Ltd...................   4,800     71,730
   *Takaoka Toko Holdings Co., Ltd..........................   3,664     61,766
    Takara Holdings, Inc....................................  22,000    184,149
   *Takara Leben Co., Ltd...................................   7,400     86,263
   *Takara Standard Co., Ltd................................  27,000    191,345
    Takasago International Corp.............................  18,000     90,880
   *Takasago Thermal Engineering Co., Ltd...................  15,800    122,088
    Takashima & Co., Ltd....................................  10,000     31,872
   *Takashimaya Co., Ltd....................................  44,000    323,788
   *Takata Corp.............................................   5,400    108,900
    Take & Give Needs Co., Ltd..............................     157     16,413
   *Takeda Pharmaceutical Co., Ltd..........................   3,000    154,160
   *Takeuchi Manufacturing Co., Ltd.........................   2,600     45,406
    Takihyo Co., Ltd........................................   8,000     40,498
    Takiron Co., Ltd........................................   8,000     30,738
    Takisawa Machine Tool Co., Ltd..........................  23,000     31,150
   *Takuma Co., Ltd.........................................  13,000     80,248
    Tamron Co., Ltd.........................................   1,500     42,281
    Tamura Corp.............................................  20,000     44,355
    Tanseisha Co., Ltd......................................   7,000     26,878
  #*Tatsuta Electric Wire & Cable Co., Ltd..................  13,000    109,510

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Tayca Corp................................................   3,000 $  9,163
    TBK Co., Ltd..............................................   9,000   51,176
  #*TDK Corp..................................................  11,600  430,199
  #*Teac Corp.................................................  23,000   14,630
   *Teijin, Ltd............................................... 166,000  380,460
    Teikoku Electric Manufacturing Co., Ltd...................     100    1,932
    Teikoku Sen-I Co., Ltd....................................   6,000   43,032
    Teikoku Tsushin Kogyo Co., Ltd............................  13,000   24,235
   *Tekken Corp...............................................  42,000   65,128
   *Terumo Corp...............................................   1,100   48,110
   *THK Co., Ltd..............................................   7,400  128,573
   *TKC Corp..................................................   5,800  102,989
    TOA Corp..................................................  51,000   79,299
    Toa Corp..................................................   5,000   37,121
    Toa Oil Co., Ltd..........................................  24,000   25,985
    TOA ROAD Corp.............................................  10,000   33,517
    Toabo Corp................................................  38,000   29,046
    Toagosei Co., Ltd.........................................  50,000  206,610
   *Tobishima Corp............................................  19,900   24,792
    Tobu Store Co., Ltd.......................................   1,000    3,126
   *TOC Co., Ltd..............................................  13,500   87,810
    Tocalo Co., Ltd...........................................   2,500   38,608
    Tochigi Bank, Ltd.........................................  28,000  104,089
   *Toda Corp.................................................  64,000  175,365
  #*Toda Kogyo Corp...........................................   9,000   35,887
   *Toei Animation Co., Ltd...................................     100    2,605
   *Toei Co., Ltd.............................................  18,000   96,819
    Toenec Corp...............................................   9,000   47,519
   *Toho Bank, Ltd............................................  48,000  152,059
   *TOHO Co., Ltd. (6895200)..................................   2,800   53,640
    TOHO Co., Ltd. (6895211)..................................  12,000   42,640
   *Toho Gas Co., Ltd.........................................   3,000   16,037
   *Toho Holdings Co., Ltd....................................  10,200  196,989
    Toho Real Estate Co., Ltd.................................   5,400   43,692
   *Toho ZInc.Co., Ltd........................................  34,000  146,907
    Tohoku Bank, Ltd. (The)...................................  23,000   38,269
    Tokai Carbon Co., Ltd.....................................  60,000  237,788
   *TOKAI Holdings Corp.......................................   9,700   31,602
    Tokai Lease Co., Ltd......................................   5,000   10,558
   *Tokai Rika Co., Ltd.......................................  15,900  260,434
   *Tokai Rubber Industries, Ltd..............................   9,700  100,049
   *Tokai Tokyo Financial Holdings, Inc.......................  50,881  255,131
  #*Token Corp................................................   2,020  112,597
   *Tokio Marine Holdings, Inc................................  18,116  535,001
   *Tokushu Tokai Paper Co., Ltd..............................  20,000   47,819
  #*Tokuyama Corp.............................................  94,000  187,357
    Tokyo Broadcasting System, Inc............................   6,800   79,276
  #*Tokyo Dome Corp...........................................  28,000  106,716
    Tokyo Electron Device, Ltd................................      13   21,296
   *Tokyo Electron, Ltd.......................................     800   34,401
    Tokyo Energy & Systems, Inc...............................   5,000   26,135
    Tokyo Keiki, Inc..........................................  11,000   23,549
    Tokyo Rakutenchi Co., Ltd.................................   7,000   28,223
  #*Tokyo Rope Manufacturing Co., Ltd.........................  50,000   71,576
   *Tokyo Seimitsu Co., Ltd...................................   5,800   99,638
   *Tokyo Steel Manufacturing Co., Ltd........................  30,100  157,796
    Tokyo Tatemono Co., Ltd...................................  83,000  388,449
    Tokyo Tekko Co., Ltd......................................  13,000   55,172
   #Tokyo Theatres Co., Inc...................................  21,000   32,102
   *Tokyo Tomin Bank, Ltd.....................................   8,200   83,008
   #Tokyotokeiba Co., Ltd.....................................  33,000   79,526

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Tokyu Community Corp....................................   1,800 $   71,933
   *Tokyu Construction Co., Ltd.............................  16,790     42,528
   *Tokyu Corp..............................................   1,000      5,438
   *Tokyu Land Corp.........................................  47,000    334,797
   *Tokyu Livable, Inc......................................   2,700     42,788
    Tokyu Recreation Co., Ltd...............................   3,853     19,805
    Toli Corp...............................................   9,000     21,718
    Tomato Bank, Ltd........................................  20,000     39,546
    Tomen Electronics Corp..................................   2,900     36,831
    Tomoe Corp..............................................   5,200     20,715
    Tomoe Engineering Co., Ltd..............................   2,200     42,029
   *Tomoku Co., Ltd.........................................  22,000     64,194
   *TOMONY Holdings, Inc....................................  36,000    156,253
   *Tomy Co., Ltd...........................................  12,100     65,158
    Tonami Holdings Co., Ltd................................  11,000     22,388
   *Topcon Corp.............................................   5,400     44,185
    Toppan Forms Co., Ltd...................................  13,000    121,366
   *Toppan Printing Co., Ltd................................  52,000    322,753
   *Topre Corp..............................................   9,100     87,992
    Topy Industries, Ltd....................................  58,000    136,234
   *Toray Industries, Inc...................................   4,000     23,089
   *Toridoll.Corp...........................................   3,900     48,255
    Torigoe Co., Ltd. (The).................................   2,300     15,703
    Torishima Pump Manufacturing Co., Ltd...................   3,600     31,326
    Tosei Corp..............................................      53     41,638
   *Toshiba Machine Co., Ltd................................  27,000    123,493
   *Toshiba Plant Systems & Services Corp...................   8,000    111,649
   *Toshiba TEC Corp........................................  34,000    196,150
    Tosho Printing Co., Ltd.................................   6,000      9,713
   *Tosoh Corp.............................................. 144,000    346,402
    Totetsu Kogyo Co., Ltd..................................   5,670     80,990
   *TOTO, Ltd...............................................  10,000     79,148
    Tottori Bank, Ltd.......................................   8,000     16,243
   *Touei Housing Corp......................................   3,800     54,216
    Towa Bank, Ltd..........................................  64,000     71,974
    Towa Corp...............................................   7,700     51,489
   *Towa Pharmaceutical Co., Ltd............................     800     42,652
    Toyo Corp...............................................   5,700     66,642
    Toyo Electric Manufacturing Co., Ltd....................  15,000     40,282
    Toyo Engineering Corp...................................  25,000    116,038
   *Toyo Ink SC Holdings Co., Ltd...........................  54,000    236,594
    Toyo Kanetsu K.K........................................  28,000     60,284
    Toyo Kohan Co., Ltd.....................................  10,000     35,334
    Toyo Securities Co., Ltd................................  13,000     35,492
   *Toyo Seikan Kaisha, Ltd.................................  28,300    361,111
    Toyo Sugar Refining Co., Ltd............................   8,000      8,995
   *Toyo Suisan Kaisha, Ltd.................................   2,000     55,450
   *Toyo Tanso Co., Ltd.....................................   2,900     70,193
    Toyo Tire & Rubber Co., Ltd.............................  47,000    161,982
    Toyo Wharf & Warehouse Co., Ltd.........................  18,000     29,988
   *Toyobo Co., Ltd......................................... 204,000    325,308
   *Toyoda Gosei Co., Ltd...................................  10,500    232,649
  #*Toyota Boshoku Corp.....................................   4,000     52,393
    Toyota Motor Corp.......................................   4,180    199,655
   *Toyota Motor Corp. Sponsored ADR........................  11,600  1,106,292
   *Toyota Tsusho Corp......................................  13,300    316,345
    TPR Co., Ltd............................................   3,600     46,385
  #*Trancom Co., Ltd........................................     200      5,424
   *Transcosmos, Inc........................................   3,900     48,376
   *Trend Micro, Inc........................................     500     14,597
   *Trusco Nakayama Corp....................................   5,900    109,463

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *TS Tech Co., Ltd..........................................   7,500 $145,062
   *TSI Holdings Co., Ltd.....................................  24,205  128,828
   *Tsubakimoto Chain Co......................................  20,000  106,206
    Tsubakimoto Kogyo Co., Ltd................................   2,000    5,491
   *Tsudakoma Corp............................................  15,000   30,303
   *Tsugami Corp..............................................  10,000   61,617
   *Tsukishima Kikai Co., Ltd.................................   7,000   62,921
    Tsukuba Bank, Ltd. (The)..................................  20,400   75,572
   *Tsumura & Co..............................................     700   22,994
    Tsuruha Holdings, Inc.....................................   1,300  108,699
    Tsurumi Manufacturing Co., Ltd............................   4,000   32,141
    TV Tokyo Holdings Corp....................................     700    7,600
   *Ube Industries, Ltd.......................................  71,000  147,805
    Ube Material Industries, Ltd..............................  18,000   44,422
    Uchida Yoko Co., Ltd......................................  10,000   27,994
    Ueki Corp.................................................   3,000    6,386
   *UKC Holdings Corp.........................................   3,800   79,352
  #*Ulvac, Inc................................................  11,200   99,780
   #Union Tool Co.............................................   2,800   53,421
   *Unipres Corp..............................................   4,800  106,311
  #*United Arrows, Ltd........................................   2,400   58,082
   *Unitika, Ltd.............................................. 134,000   76,319
   *UNY Co., Ltd..............................................  38,700  286,894
    U-Shin, Ltd...............................................   8,600   65,830
   *Ushio, Inc................................................  13,600  147,030
   *USS Co., Ltd..............................................     400   44,933
   *Valor Co., Ltd............................................   8,300  132,518
   *Village Vanguard Co., Ltd.................................      18   22,959
   *Vital KSK Holdings, Inc...................................   9,400   90,857
   *VT Holdings Co., Ltd......................................   3,900   37,899
   *Wacoal Corp...............................................  18,000  187,831
   *Wakachiku Construction Co., Ltd...........................  15,000   17,856
   *Wakita & Co., Ltd.........................................   1,000    8,859
    Warabeya Nichiyo Co., Ltd.................................   3,200   52,610
    Watabe Wedding Corp.......................................   1,400   10,832
  #*WATAMI Co., Ltd...........................................   1,100   20,738
    Welcia Holdings Co., Ltd..................................   1,000   36,812
    Wood One Co., Ltd.........................................   6,000   19,851
   *Xebio Co., Ltd............................................   7,100  145,056
    Y. A. C. Co., Ltd.........................................   3,200   17,391
   *Yachiyo Bank, Ltd. (The)..................................   3,200   75,929
    Yahagi Construction Co., Ltd..............................   7,600   36,233
    Yaizu Suisankagaku Industry Co., Ltd......................     100      868
   *Yakult Honsha Co., Ltd....................................     900   37,927
    Yamabiko Corp.............................................     700   11,632
   *Yamada Denki Co., Ltd.....................................   8,720  335,814
    Yamagata Bank, Ltd........................................  37,000  165,575
   *Yamaguchi Financial Group, Inc............................  36,000  346,842
    Yamaha Corp...............................................  26,500  280,752
    Yamaha Motor Co., Ltd.....................................  11,700  148,909
   *Yamanashi Chuo Bank, Ltd..................................  32,000  129,894
   *Yamatane Corp.............................................  26,000   45,099
   *Yamato Holdings Co., Ltd..................................   7,500  126,055
    Yamato International, Inc.................................   1,500    6,537
   *Yamato Kogyo Co., Ltd.....................................   6,600  189,050
    Yamaya Corp...............................................   2,000   26,943
    Yamazaki Baking Co., Ltd..................................  10,000  111,882
   *Yamazen Co., Ltd..........................................   7,800   57,805
    Yaoko Co., Ltd............................................     800   32,060
   *Yaskawa Electric Corp.....................................   7,000   65,385
    Yasuda Warehouse Co., Ltd. (The)..........................   3,400   24,813

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yellow Hat, Ltd.......................................   4,400 $     66,312
   *Yodogawa Steel Works, Ltd.............................  29,000      103,266
   *Yokogawa Bridge Holdings Corp.........................   8,000       76,717
    Yokogawa Electric Corp................................   9,200      102,437
    Yokohama Reito Co., Ltd...............................  12,000       84,302
    Yokohama Rubber Co., Ltd. (The).......................  27,000      208,030
    Yokowo Co., Ltd.......................................   5,100       23,013
    Yomeishu Seizo Co., Ltd...............................   2,000       17,589
    Yomiuri Land Co., Ltd.................................  10,000       54,669
    Yondenko Corp.........................................   8,000       28,667
    Yonekyu Corp..........................................   3,500       36,138
    Yonex Co., Ltd........................................   3,600       19,957
    Yorozu Corp...........................................   5,600       80,348
   *Yoshinoya Holdings Co., Ltd...........................      33       39,461
   *Yuasa Trading Co., Ltd................................  43,000       84,226
    Yuken Kogyo Co., Ltd..................................   7,000       12,421
    Yukiguni Maitake Co., Ltd.............................   1,100        3,686
    Yurtec Corp...........................................  14,000       46,731
    Yusen Logistics Co., Ltd..............................   4,700       45,936
    Yushin Precision Equipment Co., Ltd...................   1,000       18,970
    Yushiro Chemical Industry Co., Ltd....................   3,800       36,599
   *Zenrin Co., Ltd.......................................   4,100       54,659
   #Zensho Co., Ltd.......................................   2,100       24,107
   *Zeon Corp.............................................  10,000       86,752
    ZERIA Pharmaceutical Co., Ltd.........................   2,000       31,417
    Zojirushi Corp........................................   4,000       12,966
                                                                   ------------
TOTAL JAPAN...............................................          134,476,623
                                                                   ------------
NETHERLANDS -- (2.3%)
   *Aalberts Industries NV................................  15,013      337,379
   *Accell Group NV.......................................   4,866       93,716
   *Aegon NV.............................................. 157,603    1,052,201
    Aegon NV ADR..........................................   7,624       50,547
   *AFC Ajax NV...........................................      70          598
   *Akzo Nobel NV.........................................  23,385    1,600,524
  #*AMG Advanced Metallurgical Group NV...................   6,714       61,108
   *Amsterdam Commodities NV..............................   2,169       43,190
    APERAM NV.............................................  14,206      205,950
   *Arcadis NV............................................   6,043      158,926
    ArcelorMittal NV......................................   8,183      140,415
   #ArcelorMittal NV ADR..................................  14,820      254,311
  #*ASM International NV..................................   7,288      290,462
   *Asml Holding NV.......................................   8,314      624,273
    Ballast Nedam NV......................................     398        6,264
    BE Semiconductor Industries NV........................   7,986       64,007
    Beter Bed Holding NV..................................     942       18,984
   *BinckBank NV..........................................  14,449      139,855
   *Brunel International NV...............................   1,958      104,917
   *CSM NV................................................  19,243      445,477
   *DE Master Blenders 1753 NV............................  16,297      201,047
   *Delta Lloyd NV........................................  21,282      419,190
    Exact Holding NV......................................   2,291       50,132
   *Fugro NV..............................................   5,500      332,885
   *Grontmij NV...........................................  11,833       52,591
  #*Heijmans NV...........................................   3,105       33,237
   *Heineken NV...........................................   2,366      166,379
   *Hunter Douglas NV.....................................     297       13,315
   *ING Groep NV..........................................  22,658      229,168
   *ING Groep NV Sponsored ADR............................  72,426      730,054
   *Kardan NV.............................................  13,033       13,845
    KAS Bank NV...........................................   2,222       26,585

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
    Kendrion NV............................................   1,665 $    41,978
   *Koninklijke Ahold NV...................................  24,941     366,495
  #*Koninklijke Bam Groep NV...............................  68,205     285,190
   *Koninklijke Boskalis Westminster NV....................   4,559     208,713
    Koninklijke DSM NV.....................................  14,249     872,816
   *Koninklijke KPN NV.....................................   7,818      43,951
    Koninklijke Philips Electronics NV.....................  35,946   1,119,568
   *Koninklijke Ten Cate NV................................   7,061     191,382
   *Koninklijke Vopak NV...................................   3,612     246,519
  #*Koninklijke Wessanen NV................................  20,316      63,898
    Macintosh Retail Group NV..............................   5,853      68,338
    Mediq NV...............................................  15,114     285,538
   *Nutreco NV.............................................   5,852     518,749
   *Ordina NV..............................................   9,981      15,994
   *Philips Electronics NV ADR.............................  42,109   1,309,169
   *PostNL NV..............................................  97,636     255,878
   *Randstad Holdings NV...................................   8,590     356,154
   *Reed Elsevier NV.......................................   4,897      76,059
   *Reed Elsevier NV ADR...................................   1,500      46,485
   *Royal Imtech NV........................................   9,135     241,240
   *SBM Offshore NV........................................  23,557     360,728
   *Sligro Food Group NV...................................   3,674     118,329
  #*SNS Reaal Groep NV.....................................  28,066      32,080
    Telegraaf Media Groep NV...............................   5,819      69,190
   *TKH Group NV...........................................   7,774     212,239
    TNT Express NV.........................................  36,537     280,594
  #*TomTom NV..............................................  29,933     155,242
   *Unit4 NV...............................................   5,665     189,572
    USG People NV..........................................  20,068     170,797
   *Wolters Kluwer NV......................................  11,037     223,582
   *Xeikon NV..............................................   5,490      31,472
                                                                    -----------
TOTAL NETHERLANDS..........................................          16,419,471
                                                                    -----------
NEW ZEALAND -- (0.3%)
   *Air New Zealand, Ltd................................... 109,206     114,356
   *Auckland International Airport, Ltd.................... 136,815     325,656
   *Chorus, Ltd............................................  11,621      27,811
    Chorus, Ltd. ADR.......................................     462       5,479
   *Contact Energy, Ltd....................................  58,392     255,822
    Ebos Group, Ltd........................................   3,978      28,488
   *Fisher & Paykel Healthcare Corp., Ltd..................  32,478      64,934
   *Fletcher Building, Ltd. (6341606)......................  37,414     298,895
   #Fletcher Building, Ltd. (6341617)......................  11,960      95,771
   *Freightways, Ltd.......................................  11,951      45,532
    Hallenstein Glasson Holdings, Ltd......................     634       2,809
    Heartland New Zealand, Ltd............................. 106,802      60,999
    Infratil, Ltd..........................................  26,403      54,468
   *Mainfreight, Ltd.......................................   7,700      77,528
    New Zealand Oil & Gas, Ltd.............................  31,977      24,277
    New Zealand Refining Co., Ltd..........................  14,184      31,421
  #*Nuplex Industries, Ltd.................................  23,931      66,296
    NZX, Ltd...............................................  27,599      31,032
   *Pike River Coal, Ltd...................................  12,312          --
   *Port of Tauranga, Ltd..................................  13,291     154,560
   *Restaurant Brands New Zealand, Ltd.....................  16,668      39,297
   #Ryman Healthcare, Ltd..................................  15,947      61,702
    Skellerup Holdings, Ltd................................   3,140       4,326
    Sky Network Television, Ltd............................  25,026     108,806
   *SKYCITY Entertainment Group, Ltd.......................  43,564     145,163
   *Tower, Ltd.............................................  28,650      46,440
    TrustPower, Ltd........................................   8,621      60,682

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
NEW ZEALAND -- (Continued)
    Vector, Ltd.............................................   9,805 $   23,014
    Warehouse Group, Ltd....................................   2,591      7,048
                                                                     ----------
TOTAL NEW ZEALAND...........................................          2,262,612
                                                                     ----------
NORWAY -- (1.2%)
   *ABG Sundal Collier Holding ASA..........................  78,760     66,118
   *Agasti Holding ASA......................................  21,755      4,779
   *Aker ASA Series A.......................................   4,406    187,887
   *Aker Solutions ASA......................................   4,011     87,722
   *Algeta ASA..............................................   1,286     39,367
  #*Archer, Ltd.............................................  48,980     56,661
   *Atea ASA................................................  15,208    180,663
   *Austevoll Seafood ASA...................................  22,586    128,481
   *Bonheur ASA.............................................   2,527     66,402
    BW Offshore, Ltd........................................  85,320     87,967
   *BWG Homes ASA...........................................  14,417     33,281
   *Cermaq ASA..............................................  16,789    288,669
   *Clavis Pharma ASA.......................................   2,007      2,329
   *Copeinca ASA............................................   4,968     39,259
   *Deep Sea Supply P.L.C...................................  17,544     33,943
   *Det Norske Oljeselskap ASA..............................   6,863    107,653
   *DNB ASA.................................................  36,089    505,549
   *DNO International ASA...................................  82,820    141,325
   *Dockwise, Ltd...........................................   3,104     78,254
  #*DOF ASA.................................................  10,688     50,537
   *Ekornes ASA.............................................   2,840     49,712
   *Electromagnetic GeoServices ASA.........................  24,789     50,688
   *Eltek ASA...............................................  78,226     53,704
    EVRY ASA................................................  20,232     30,660
    Farstad Shipping ASA....................................   4,288    108,536
   *Fred Olsen Energy ASA...................................   2,543    121,440
  #*Frontline, Ltd..........................................  10,435     36,512
    Ganger Rolf ASA.........................................   3,945     96,933
   *Gjensidige Forsikring ASA...............................   4,543     71,408
    Golar LNG, Ltd..........................................   3,400    139,570
   *Golden Ocean Group, Ltd.................................  82,104     82,495
   *Grieg Seafood ASA.......................................   7,041     16,121
   *Hurtigruten ASA.........................................  42,015     23,727
   *Kongsberg Automotive Holding ASA........................ 151,365     42,834
    Kongsberg Gruppen ASA...................................     960     23,147
   *Kvaerner ASA............................................  47,257    136,610
   *Leroey Seafood Group ASA................................   5,360    154,898
   *Marine Harvest ASA...................................... 412,814    413,182
  #*Nordic Semiconductor ASA................................  16,465     45,579
   *Norsk Hydro ASA.........................................  88,251    423,671
  #*Norske Skogindustrier ASA Series A......................  29,051     20,933
    Northern Offshore, Ltd..................................  31,223     56,489
   *Norwegian Air Shuttle ASA...............................   5,170    157,825
  #*Norwegian Energy Co. ASA................................  38,070     33,788
   *Odfjell ASA Series A....................................   5,645     27,844
   *Opera Software ASA......................................   4,000     25,085
   *Orkla ASA...............................................  74,935    660,967
   *Panoro Energy ASA.......................................  31,247     15,958
   *Petroleum Geo-Services ASA..............................   9,278    164,596
   *Pronova BioPharma ASA...................................  29,867     73,493
    Prosafe ASA.............................................   2,344     22,308
   *Q-Free ASA..............................................   3,734     11,221
  #*Renewable Energy Corp. ASA.............................. 178,420     34,633
   *Salmar ASA..............................................     882      8,362
   *Schibsted ASA...........................................   1,854     74,646
   *Sevan Marine ASA........................................  11,522     44,608

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
NORWAY -- (Continued)
   *Siem Offshore, Inc. ASA...............................    35,593 $   53,604
    Solstad Offshore ASA..................................     2,300     44,100
  #*Songa Offshore SE.....................................    33,919     34,362
    SpareBank 1 SMN.......................................    27,627    209,904
   *SpareBank 1 SR Bank ASA...............................    11,629     89,364
    Statoil ASA...........................................    14,141    376,752
   *Statoil ASA Sponsored ADR.............................    12,080    320,482
    Stolt-Nielsen, Ltd....................................     4,282     91,373
   *Storebrand ASA........................................    59,234    303,238
   *Subsea 7 SA...........................................    27,212    657,352
   *Telenor ASA...........................................     8,010    176,464
   *TGS Nopec Geophysical Co. ASA.........................     2,774    103,452
   *Tomra Systems ASA.....................................    13,900    118,282
    TTS Marine ASA........................................     6,609     11,443
   *Veidekke ASA..........................................     6,669     56,292
   *Veripos, Inc..........................................     2,378      8,748
    Wilh Wilhelmsen ASA...................................     3,056     29,094
    Wilh Wilhelmsen Holding ASA...........................     3,806    122,154
   *Yara International ASA................................     4,898    261,202
                                                                     ----------
TOTAL NORWAY..............................................            8,808,691
                                                                     ----------
PORTUGAL -- (0.4%)
   *Altri SGPS SA.........................................    36,292     90,907
  #*Banco BPI SA..........................................   112,064    192,969
  #*Banco Comercial Portugues SA.......................... 1,914,694    257,846
   *Banco Espirito Santo SA...............................   364,537    516,992
   *BANIF - Banco Internacional do Funchal SA.............     7,050      1,216
    Cimpor Cimentos de Portugal SA........................    14,669     67,697
   *EDP Renovaveis SA.....................................    39,805    227,136
   *Galp Energia SGPS SA..................................     5,327     86,469
    Jeronimo Martins SGPS SA..............................     5,273    112,175
    Mota-Engil SGPS SA....................................    11,981     35,201
   *Portucel SA...........................................    49,814    192,599
   *Portugal Telecom SA...................................   122,225    713,538
    REN - Redes Energeticas Nacionais SGPS SA.............     7,924     24,889
   *SAG GEST - Solucoes Automovel Globais SGPS SA.........     5,778      2,196
   *Sociedade de Investimento e Gestao SGPS SA............    16,535    159,396
   *Sonae Industria SGPS SA...............................    12,295     10,136
   *Sonae SGPS SA.........................................   221,546    219,401
   *Sonaecom SGPS SA......................................    27,808     55,511
   *Teixeira Duarte SA....................................    10,457      7,363
   *Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...................................    20,678     88,475
                                                                     ----------
TOTAL PORTUGAL............................................            3,062,112
                                                                     ----------
RUSSIA -- (0.0%)
  #*Alliance Oil Co., Ltd. SDR............................    22,094    193,408
                                                                     ----------
SINGAPORE -- (1.6%)
   *Abterra, Ltd..........................................    40,000     23,292
   *Amara Holdings, Ltd...................................    90,000     36,357
    Amtek Engineering, Ltd................................    16,000      7,566
    ASL Marine Holdings, Ltd..............................    74,200     43,439
    AusGroup, Ltd.........................................   134,061     68,806
   *Banyan Tree Holdings, Ltd.............................    84,000     46,495
    Beng Kuang Marine, Ltd................................    99,000      9,587
   *Biosensors International Group, Ltd...................   143,000    156,549
   *Boustead Singapore, Ltd...............................    44,000     40,167
    Breadtalk Group, Ltd..................................    23,000     14,233
   *Bukit Sembawang Estates, Ltd..........................    29,000    159,285
    Bund Center Investment, Ltd...........................    53,000      9,618
   *CapitaLand, Ltd.......................................   215,101    694,762

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
SINGAPORE -- (Continued)
    CH Offshore, Ltd..........................................  65,000 $ 26,772
    China Aviation Oil Singapore Corp., Ltd...................  54,000   47,132
   *Chip Eng Seng Corp., Ltd.................................. 205,000  127,309
   *City Developments, Ltd....................................  15,000  141,592
   *ComfortDelGro Corp., Ltd..................................  30,000   46,777
  #*Cosco Corp Singapore, Ltd................................. 139,000  106,742
    Creative Technology, Ltd..................................   3,750    9,320
   *CSE Global, Ltd........................................... 103,000   72,028
   *CWT, Ltd..................................................  46,000   53,364
   *DBS Group Holdings, Ltd...................................  44,180  533,968
   *Delong Holdings, Ltd......................................  33,000   15,894
   *Elec & Eltek International Co., Ltd.......................  14,000   31,500
    Eu Yan Sang International, Ltd............................  20,000   10,180
   *Ezion Holdings, Ltd.......................................  24,000   35,094
  #*Ezra Holdings, Ltd........................................ 219,000  210,371
    F.J. Benjamin Holdings, Ltd...............................  75,000   19,093
   *First Resources, Ltd......................................  21,000   33,145
    Fragrance Group, Ltd...................................... 116,000   24,386
    Fraser & Neave, Ltd.......................................  51,000  392,872
   *Gallant Venture, Ltd......................................  51,000   12,193
    Genting Singapore P.L.C...................................  35,000   43,858
    GMG Global, Ltd........................................... 561,000   64,817
    Golden Agri-Resources, Ltd................................ 657,000  337,594
   *Goodpack, Ltd.............................................  15,000   22,122
   *GuocoLand, Ltd............................................  53,333  103,041
    GuocoLeisure, Ltd.........................................  39,000   23,489
    Guthrie GTS, Ltd..........................................  52,000   28,780
   *Healthway Medical Corp., Ltd.............................. 184,125   13,861
   *Hiap Hoe, Ltd.............................................  39,000   20,324
    Hi-P International, Ltd...................................  76,000   43,022
    Ho Bee Investment, Ltd....................................  72,000  111,141
   *Hong Fok Corp., Ltd....................................... 106,800   52,603
    Hong Leong Asia, Ltd......................................  41,000   56,138
    Hotel Grand Central, Ltd..................................   6,335    4,761
  #*Hotel Properties, Ltd.....................................  57,000  146,978
    Hour Glass, Ltd...........................................  36,000   51,101
    HTL International Holdings, Ltd...........................  41,000   11,251
    Hwa Hong Corp., Ltd.......................................  21,000    6,282
  #*Hyflux, Ltd............................................... 112,500  122,300
   *Indofood Agri Resources, Ltd.............................. 167,000  176,230
    InnoTek, Ltd..............................................  37,000   11,209
    IPC Corp., Ltd............................................ 238,000   33,468
    Jardine Cycle & Carriage, Ltd.............................   1,000   40,884
   *Jaya Holdings, Ltd........................................  45,000   25,852
   *Keppel Corp., Ltd.........................................  11,000  102,208
   *Keppel Land, Ltd.......................................... 110,390  379,817
    Keppel Telecommunications & Transportation, Ltd...........  42,000   45,631
   *K-Green Trust, Ltd........................................  22,400   18,903
   *Koh Brothers Group, Ltd...................................  89,000   22,325
   *Li Heng Chemical Fibre Technologies, Ltd.................. 115,000   13,023
   *Lian Beng Group, Ltd...................................... 143,000   49,658
   *Low Keng Huat Singapore, Ltd..............................  60,000   32,701
    M1, Ltd...................................................  23,000   51,661
   *Manhattan Resources, Ltd..................................  47,000   21,982
    Marco Polo Marine, Ltd....................................  39,000   13,384
    Memstar Technology, Ltd................................... 607,000   43,575
   *Mewah International, Inc..................................  83,000   35,241
   #Midas Holdings, Ltd....................................... 330,000  145,252
    Nam Cheong, Ltd........................................... 203,000   43,529
  #*Neptune Orient Lines, Ltd................................. 156,250  162,317
   *Noble Group, Ltd.......................................... 291,000  286,969

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SINGAPORE -- (Continued)
    NSL, Ltd.............................................    16,000 $    19,402
   *Oceanus Group, Ltd................................... 1,037,000      49,286
   #Olam International, Ltd..............................   292,000     381,862
    Orchard Parade Holdings, Ltd.........................    48,984      87,469
   *OSIM International, Ltd..............................    44,000      64,002
   *Otto Marine, Ltd.....................................   166,500      12,519
   *Oversea-Chinese Banking Corp., Ltd...................    42,269     333,925
  #*Overseas Union Enterprise, Ltd.......................    84,000     202,439
    Pan Pacific Hotels Group, Ltd........................    31,000      59,154
    Pan-United Corp., Ltd................................    47,000      37,611
    Popular Holdings, Ltd................................    51,000      10,297
    QAF, Ltd.............................................    72,563      48,632
  #*Raffles Education Corp., Ltd.........................   189,420      55,103
   *Raffles Medical Group, Ltd...........................    12,000      29,342
    Rotary Engineering, Ltd..............................    80,000      38,177
   *S I2I, Ltd...........................................   356,000       8,059
    SATS, Ltd............................................    43,380     106,879
   *SembCorp.Industries, Ltd.............................    27,000     119,593
   *SembCorp.Marine, Ltd.................................     7,000      26,748
    Sim Lian Group, Ltd..................................    25,000      16,476
    Sinarmas Land, Ltd...................................   178,000      49,979
    Singapore Airlines, Ltd..............................    47,000     417,385
   *Singapore Exchange, Ltd..............................     9,000      56,647
    Singapore Land, Ltd..................................    22,000     133,143
   *Singapore Post, Ltd..................................    96,000      93,874
    Singapore Press Holdings, Ltd........................    22,000      72,888
   *Singapore Technologies Engineering, Ltd..............     7,000      22,171
    Singapore Telecommunications, Ltd....................    86,000     243,058
    SMRT Corp., Ltd......................................    25,000      32,946
   *Stamford Land Corp., Ltd.............................   154,000      73,434
   *StarHub, Ltd.........................................     8,000      25,213
   *STX OSV Holdings, Ltd................................    57,000      58,034
    Sunningdale Tech, Ltd................................   143,000      16,196
   *Sunvic Chemical Holdings, Ltd........................    90,000      37,080
   *Super Group, Ltd.....................................    22,000      61,319
   #Swiber Holdings, Ltd.................................   112,000      62,920
    Tat Hong Holdings, Ltd...............................    93,000     115,693
    Tiong Woon Corp. Holding, Ltd........................   136,000      39,538
   *Triyards Holdings, Ltd...............................    21,900      14,582
   *Tuan Sing Holdings, Ltd..............................   156,000      46,661
    UMS Holdings, Ltd....................................    97,000      36,074
   *United Engineers, Ltd................................    65,000     178,136
    United Envirotech, Ltd...............................    83,000      42,096
   *United Industrial Corp., Ltd.........................   103,000     232,194
   *United Overseas Bank, Ltd............................    18,045     274,818
   *UOB-Kay Hian Holdings, Ltd...........................    72,000      99,767
    UOL Group, Ltd.......................................    52,000     262,640
   *Venture Corp., Ltd...................................    61,000     418,466
   #WBL Corp., Ltd.......................................    22,000      78,565
    Wheelock Properties, Ltd.............................    24,000      38,191
   *Wilmar International, Ltd............................    47,000     144,945
    Wing Tai Holdings, Ltd...............................   132,768     204,123
   *Yeo Hiap Seng, Ltd...................................    10,160      25,929
   *Yongnam Holdings, Ltd................................   308,000      66,003
                                                                    -----------
TOTAL SINGAPORE..........................................            11,760,853
                                                                    -----------
SPAIN -- (1.9%)
   #Abengoa SA...........................................     6,788      20,444
   *Abengoa SA Series B..................................    27,152      72,732
    Abertis Infraestructuras SA..........................     5,482      93,859
   *Acciona SA...........................................     5,250     422,380

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (Continued)
  #*Acerinox SA.............................................  12,342 $  136,764
   *ACS, Actividades de Construccion y Servicios, SA........   5,124    122,992
    Adveo Group International SA............................   2,843     41,273
   *Almirall SA.............................................  13,122    162,249
   *Amadeus IT Holding SA...................................   3,704     92,818
   *Amper SA................................................   3,485      8,432
    Antena 3 de Television SA...............................   5,451     32,115
  #*Banco Bilbao Vizcaya Argentaria SA...................... 104,990  1,043,781
  #*Banco Bilbao Vizcaya Argentaria SA Sponsored ADR........  34,534    341,196
  #*Banco de Sabadell SA.................................... 430,178  1,154,137
   *Banco Espanol de Credito SA.............................  10,729     55,198
  #*Banco Popular Espanol SA................................ 631,832    571,370
   *Banco Santander SA...................................... 219,822  1,840,024
   *Banco Santander SA Issue 13 Shares......................   5,361     44,978
   #Banco Santander SA Sponsored ADR........................  51,766    423,446
   *Bankinter SA............................................  34,828    189,556
   *Baron de Ley SA.........................................     967     63,185
    Bolsas y Mercados Espanoles SA..........................   4,896    137,145
  #*CaixaBank SA............................................  75,482    298,798
  #*Caja de Ahorros del Mediterraneo SA.....................   8,736         --
   *Campofrio Food Group SA.................................   1,520      9,910
   *Cementos Portland Valderrivas SA........................   1,746      9,323
  #*Cie Automotive SA.......................................  11,237     78,530
   *Codere SA...............................................     530      2,837
   *Construcciones y Auxiliar de Ferrocarriles SA...........     234    117,184
   *Deoleo SA............................................... 106,393     42,755
    Dinamia Capital Privado Sociedad de Capital Riesgo SA...      27        186
   *Distribuidora Internacional de Alimentacion SA..........   9,770     72,123
   *Duro Felguera SA........................................   7,224     52,453
   *Ebro Foods SA...........................................  10,737    217,689
   *Elecnor SA..............................................   4,468     57,185
    Enagas SA...............................................   7,569    179,084
   *Ence Energia y Celulosa SA..............................  44,710    133,881
   *Ercros SA...............................................  29,067     20,369
    Faes Farma SA...........................................  31,001     96,434
   *Ferrovial SA............................................  15,481    248,597
   *Fersa Energias Renovables SA............................   4,378      2,110
    Fluidra SA..............................................     921      3,362
  #*Fomento de Construcciones y Contratas SA................   9,114    123,378
   *Gamesa Corp Tecnologica SA..............................  52,113    123,212
   *Gas Natural SDG SA......................................  18,758    374,732
   *Grifols SA..............................................   2,915     99,221
   *Grifols SA Series B.....................................     146      3,862
   *Grupo Catalana Occidente SA.............................   6,084    130,914
   *Iberdrola SA............................................ 123,096    662,362
    Iberpapel Gestion SA....................................     130      2,494
  #*Indra Sistemas SA.......................................  15,935    208,781
   *Inmobiliaria Colonial SA................................   1,264      2,521
   *Jazztel P.L.C...........................................  25,956    178,405
   *La Seda de Barcelona SA.................................   1,590      2,685
    Laboratorios Farmaceuticos Rovi SA......................   1,442     11,381
    Mapfre SA...............................................  18,630     57,311
  #*Mediaset Espana Comunicacion SA.........................  26,138    196,956
   *Melia Hotels International SA...........................   4,919     40,161
    Miquel y Costas & Miquel SA.............................   1,681     53,765
   *NH Hoteles SA...........................................  23,746     93,349
   *Obrascon Huarte Lain SA.................................   6,047    183,745
    Papeles y Cartones de Europa SA.........................   7,764     26,911
    Pescanova SA............................................   3,349     75,181
  #*Promotora de Informaciones SA Series A..................  67,092     25,049
   *Prosegur Cia de Seguridad SA............................  14,050     87,942

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
SPAIN -- (Continued)
   *Realia Business SA...................................... 14,616 $    18,690
   *Red Electrica Corporacion SA............................  4,942     275,016
   *Repsol SA............................................... 13,500     301,066
    Repsol SA Sponsored ADR.................................  8,778     195,925
  #*Sacyr Vallehermoso SA................................... 36,060      82,849
   *Sociedad Nacional Industrias Aplicaciones Celulosa
     Espanola SA............................................    538         498
   *Solaria Energia y Medio Ambiente SA.....................  8,257       8,940
   *Tecnicas Reunidas SA....................................    999      50,780
   *Telefonica SA........................................... 22,213     321,486
   *Telefonica SA Sponsored ADR.............................  7,184     103,162
   *Tubacex SA.............................................. 16,869      57,459
    Tubos Reunidos SA....................................... 23,431      59,382
   *Vidrala SA..............................................  4,008     129,555
    Viscofan SA.............................................  3,785     197,952
   *Vocento SA..............................................    845       1,386
   *Vueling Airlines SA.....................................  2,854      30,164
   *Zardoya Otis SA.........................................    847      12,989
  #*Zeltia SA............................................... 14,869      27,443
                                                                    -----------
TOTAL SPAIN.................................................         13,351,944
                                                                    -----------
SWEDEN -- (3.0%)
   *Aarhuskarlshamn AB......................................  3,387     144,153
   *Acando AB............................................... 18,648      46,262
   *Active Biotech AB.......................................  1,997      15,098
   *AddTech AB Series B.....................................  1,162      35,319
   *AF AB Series B..........................................  7,716     186,814
   *Alfa Laval AB...........................................  4,247      90,701
   *Arise Windpower AB......................................  1,403       5,841
   *Assa Abloy AB Series B..................................  6,882     257,474
   *Atrium Ljungberg AB Series B............................    402       5,640
   *Avanza Bank Holding AB..................................  1,688      41,168
   *Axfood AB...............................................  1,350      55,851
  #*Axis Communications AB..................................  3,786      93,846
    B&B Tools AB Series B...................................  5,178      56,653
    BE Group AB.............................................  8,493      25,777
    Beiger Electronics AB...................................    728       7,535
    Beijer Alma AB..........................................  2,460      47,614
   *Betsson AB..............................................  2,228      74,695
    Bilia AB Series A.......................................  5,411      93,415
  #*BillerudKorsnas AB...................................... 33,293     354,499
   *BioGaia AB Series B.....................................    778      20,680
   *Bjorn Borg AB...........................................  5,637      35,343
   *Boliden AB.............................................. 50,452     932,509
   *Bure Equity AB.......................................... 19,350      71,791
   *Byggmax Group AB........................................  5,119      28,944
   *Castellum AB............................................  9,040     133,308
   *CDON Group AB...........................................  2,052      11,498
   *Cision AB...............................................    537       4,722
   *Clas Ohlson AB Series B.................................  6,555      97,895
  #*Concentric AB...........................................  8,712      78,209
    Concordia Maritime AB Series B.......................... 10,317      16,829
    Duni AB.................................................  8,868      80,950
    East Capital Explorer AB................................  2,826      23,677
   *Electrolux AB Series B.................................. 25,236     666,515
   *Elekta AB Series B...................................... 13,870     205,642
  #*Eniro AB................................................ 35,777      81,735
   *Fabege AB...............................................  5,720      62,480
   *Fastighets AB Balder Series B...........................  5,442      37,046
    G & L Beijer AB Series B................................  5,568     101,421
   *Getinge AB Series B.....................................  8,594     265,200
    Gunnebo AB..............................................  8,531      36,652

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
   *Hakon Invest AB.........................................   8,061 $  165,380
  #*Haldex AB...............................................  14,225     84,976
   *Hexagon AB Series B.....................................  16,888    453,551
   *Hexpol AB...............................................   3,972    219,683
   *HIQ International AB....................................   5,939     36,033
   *Hoganas AB Series B.....................................   4,200    173,802
   *Holmen AB Series B......................................  15,652    482,521
    Hufvudstaden AB Series A................................   2,399     31,015
   *Husqvarna AB Series A...................................  16,643    107,638
   *Husqvarna AB Series B...................................  98,080    634,114
   *Industrial & Financial Systems AB Series B..............   3,767     64,129
   *Indutrade AB............................................   1,483     48,557
   *Intrum Justitia AB......................................   6,733    108,951
   *JM AB...................................................  13,589    279,396
  #*KappAhl AB..............................................  62,580     46,705
    Klovern AB..............................................   4,341     18,702
    KNOW IT AB..............................................   5,593     43,736
   *Kungsleden AB...........................................   9,758     60,297
    Lagercrantz Group AB Series B...........................   3,413     41,834
   *Lindab International AB.................................  17,438    124,710
   *Loomis AB Series B......................................  13,680    227,366
   *Lundin Petroleum AB.....................................   7,830    201,133
   *Meda AB Series A........................................  46,338    541,283
   *Medivir AB Series B.....................................   3,681     44,591
   *Mekonomen AB............................................   1,728     61,532
  #*Micronic Mydata AB......................................  22,549     42,448
   *Millicom International Cellular SA SDR..................     763     70,297
    NCC AB Series A.........................................     516     12,011
   *NCC AB Series B.........................................  18,526    431,900
   *Net Entertainment NE AB Series B........................   2,208     29,457
  #*Net Insight AB Series B.................................  44,491     11,550
   #New Wave Group AB Series B..............................   9,990     45,880
  #*NIBE Industrier AB Series B.............................   6,142     96,670
  #*Nobia AB................................................  34,703    210,746
   *Nolato AB Series B......................................   5,192     71,174
   *Nordea Bank AB..........................................  80,010    882,457
    Nordnet AB Series B.....................................  24,240     78,184
    OEM International AB Series B...........................   1,100     11,320
   *Orexo AB................................................   4,651     40,850
   *Oriflame Cosmetics SA SDR...............................   1,072     35,107
   *PA Resources AB......................................... 121,871      1,540
   *Peab AB Series B........................................  45,551    237,480
    Pricer AB Series B......................................  26,995     36,947
    ProAct IT Group AB......................................   1,449     22,879
    Proffice AB Series B....................................   6,502     22,625
   *Ratos AB Series B.......................................  26,759    257,995
    Readsoft AB Series B....................................   7,704     26,710
   *Rederi AB Transatlantic.................................   4,088      4,179
   *Rezidor Hotel Group AB..................................  18,581     81,442
    Rottneros AB............................................   4,960      1,875
    Saab AB Series B........................................  15,771    341,214
   *Sandvik AB..............................................   6,198     99,436
  #*SAS AB..................................................  39,445     84,250
    Scania AB Series B......................................   3,522     72,269
   *Securitas AB Series B...................................  32,941    307,821
   *Semcon AB...............................................   3,664     31,735
   *Skandinaviska Enskilda Banken AB Series A............... 137,821  1,380,555
   *Skanska AB Series B.....................................  32,034    544,811
   *SKF AB Series B.........................................   6,178    153,203
    Skistar AB..............................................   4,280     55,853
  #*SSAB AB Series A........................................  45,142    372,997

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
SWEDEN -- (Continued)
   *SSAB AB Series B........................................ 25,655 $   183,354
   *Svenska Cellulosa AB Series A...........................  5,303     128,807
   *Svenska Cellulosa AB Series B........................... 56,655   1,373,553
   *Svenska Handelsbanken AB Series A....................... 13,978     571,142
   *Sweco AB Series B.......................................  2,946      34,050
   *Swedbank AB Series A.................................... 24,118     569,490
    Swedish Match AB........................................  4,073     152,862
   *Swedish Orphan Biovitrum AB............................. 33,543     200,386
   *Systemair AB............................................    819      12,306
   *Tele2 AB Series B....................................... 15,451     277,129
    Telefonaktiebolaget LM Ericsson AB Series A.............  4,300      48,808
    Telefonaktiebolaget LM Ericsson AB Series B............. 79,409     923,627
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR........    900      10,440
   *TeliaSonera AB.......................................... 55,716     401,886
   *TradeDoubler AB.........................................  8,288      17,467
   *Transmode Holding AB....................................  1,076      13,111
   *Trelleborg AB Series B.................................. 62,039     796,099
  #*Unibet Group P.L.C. SDR.................................  3,049     105,061
    Vitrolife AB............................................    850       5,446
    Volvo AB Series A.......................................  7,822     115,861
    Volvo AB Series B....................................... 18,915     279,950
   *Wallenstam AB Series B..................................  4,077      50,793
   *Wihlborgs Fastigheter AB................................  4,450      71,280
                                                                    -----------
TOTAL SWEDEN................................................         21,483,811
                                                                    -----------
SWITZERLAND -- (6.5%)
   *ABB, Ltd................................................ 14,725     315,656
   *ABB, Ltd. Sponsored ADR................................. 16,820     360,116
    Acino Holding AG........................................  1,178     122,244
   *Actelion, Ltd...........................................  3,991     197,697
   *Adecco SA............................................... 12,959     743,112
   *AFG Arbonia-Forster Holding AG..........................  5,628     152,892
   *Allreal Holding AG......................................  4,159     630,683
   *Alpiq Holding AG........................................    425      53,606
    ALSO-Actebis Holding AG.................................    321      16,875
   *Ams AG..................................................  2,877     353,926
    APG SGA SA..............................................     74      16,506
   *Aryzta AG............................................... 19,464   1,093,017
   *Ascom Holding AG........................................  9,555     107,344
   *Autoneum Holding AG.....................................    720      43,145
   #Bachem Holdings AG......................................    888      36,883
   *Baloise Holding AG...................................... 11,538   1,044,128
   *Bank Coop AG............................................  1,479      88,124
   *Banque Cantonale de Geneve SA...........................    110      25,581
   *Banque Cantonale Vaudoise AG............................    561     299,873
    Banque Privee Edmond de Rothschild SA...................      1      19,466
    Barry Callebaut AG......................................    160     160,870
   *Basilea Pharmaceutica AG................................  2,498     138,313
    Basler Kantonalbank AG..................................    599      64,903
   *Belimo Holdings AG......................................     60     119,485
    Bell AG.................................................     32      75,335
   *Berner Kantonalbank AG..................................  1,230     346,326
    BKW AG..................................................    645      22,393
   *Bobst Group AG..........................................  2,031      63,219
   *Bossard Holding AG......................................    790     129,842
   *Bucher Industries AG....................................  2,348     492,462
   *Burckhardt Compression Holding AG.......................    467     164,581
    Burkhalter Holding AG...................................     78      27,070
    Centralschweizerische Kraftwerke AG.....................     31      11,243
   *Cham Paper Holding AG...................................     17       3,155
   *Charles Voegele Holding AG..............................  3,608      72,917

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
   *Cie Financiere Tradition SA.............................     305 $   17,470
  #*Clariant AG.............................................  58,704    801,194
    Coltene Holding AG......................................   1,771     67,553
   *Compagnie Financiere Richemont SA Series A..............   5,513    452,857
    Conzzeta AG.............................................      35     67,373
    Credit Suisse Group AG.................................. 108,933  3,217,098
   *Credit Suisse Group AG Sponsored ADR....................  20,497    605,481
   *Daetwyler Holding AG....................................   1,515    156,314
  #*Dufry AG................................................   2,291    312,544
  #*EFG International AG....................................  13,140    154,383
   *Emmi AG.................................................     718    197,333
   *EMS-Chemie Holding AG...................................     439    111,464
   *Energiedienst Holding AG................................   1,258     54,208
   *Flughafen Zuerich AG....................................   1,372    610,507
   *Forbo Holding AG........................................     495    332,454
   *Galenica Holding AG.....................................     207    123,369
   *GAM Holding AG..........................................  55,376    912,685
   *Gategroup Holding AG....................................   7,072    177,345
   *Geberit AG..............................................     739    172,872
   *George Fisher AG........................................   1,472    628,755
   *Givaudan SA.............................................     282    313,140
    Gurit Holding AG........................................      97     44,136
   *Helvetia Holding AG.....................................   1,977    805,202
    Holcim, Ltd.............................................  24,022  1,869,854
   *Huber & Suhner AG.......................................   3,353    170,354
   *Implenia AG.............................................   4,270    211,071
   *Inficon Holding AG......................................     241     66,133
    Interroll Holding AG....................................     121     51,704
   *Intershop Holding AG....................................      90     32,306
   *Julius Baer Group, Ltd..................................  35,941  1,468,565
    Jungfraubahn Holding AG.................................      27      1,929
  #*Kaba Holding AG.........................................     555    234,100
   *Kardex AG...............................................   1,349     38,796
   #Komax Holding AG........................................   1,188    108,841
   *Kudelski SA.............................................  15,789    181,991
   *Kuehne & Nagel International AG.........................   1,113    130,652
   *Kuoni Reisen Holding AG Series B........................   1,063    323,094
  #*LEM Holding SA..........................................      28     17,494
   *Liechtensteinische Landesbank AG........................   1,203     41,358
    Lindt & Spruengli AG....................................       1     40,665
   #Logitech International SA...............................  46,055    309,517
    Lonza Group AG..........................................  18,018  1,060,263
  #*Luzerner Kantonalbank AG................................     830    323,187
   *MCH Group AG............................................      86      5,008
   *Metall Zug AG...........................................      32     71,100
  #*Meyer Burger Technology AG..............................  10,713     99,673
   *Micronas Semiconductor Holding AG.......................   8,922     82,622
    Mikron Holding AG.......................................   4,766     29,506
   *Mobilezone Holding AG...................................   2,526     26,767
   *Mobimo Holding AG.......................................   2,138    500,262
   *Myriad Group AG.........................................   4,819     12,399
    Nestle SA...............................................  29,483  2,070,222
   *Nobel Biocare Holding AG................................   9,798    102,626
    Novartis AG.............................................   3,867    262,865
    Novartis AG ADR.........................................  25,578  1,734,700
   *OC Oerlikon Corp. AG....................................  56,644    695,492
   *Orascom Development Holding AG..........................   1,261     16,030
    Orell Fuessli Holding AG................................     184     18,985
    Orior AG................................................   1,013     58,156
    Panalpina Welttransport Holding AG......................   2,206    222,259
   *Partners Group Holding AG...............................     465    109,162

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   *Phoenix Mecano AG......................................     168 $    81,292
    PSP Swiss Property AG..................................   1,506     144,354
   *PubliGroupe SA.........................................     558      88,949
   *Rieters Holdings AG....................................   1,034     202,030
   *Romande Energie Holding SA.............................      52      64,538
    Schaffner Holding AG...................................      39       9,874
   *Schindler Holding AG...................................     551      79,720
   *Schmolz & Bickenbach AG................................  17,745      50,021
   *Schweiter Technologies AG..............................     331     201,050
   *Schweizerische National-Versicherungs-Gesellschaft AG..   4,294     211,169
   *SGS SA.................................................      48     114,189
   *Siegfried Holding AG...................................   1,146     144,552
   *Sika AG................................................     177     445,589
   *Sonova Holding AG......................................   1,120     129,528
   *St. Galler Kantonalbank AG.............................     777     330,476
  #*Straumann Holding AG...................................     492      66,203
    Sulzer AG..............................................   2,975     467,847
   *Swatch Group AG (7184725)..............................     829     454,091
   *Swatch Group AG (7184736)..............................   1,122     105,490
   *Swiss Life Holding AG..................................   6,474     974,096
   *Swiss Re, Ltd..........................................  36,499   2,713,624
   *Swisscom AG............................................     339     150,362
   *Swisslog Holding AG....................................  74,559      92,545
   *Swissquote Group Holding SA............................   3,840     133,723
    Syngenta AG ADR........................................   2,693     231,840
   *Tamedia AG.............................................     359      42,612
   *Tecan Group AG.........................................   1,744     165,338
   *Temenos Group AG.......................................   6,344     129,855
   *Tornos Holding AG......................................   2,333      15,755
   *U-Blox AG..............................................   1,574      74,344
    UBS AG.................................................  68,935   1,197,238
  #*UBS AG ADR.............................................  34,236     594,679
    Valiant Holding AG.....................................   3,662     363,864
   *Valora Holding AG......................................     959     209,944
   *Vaudoise Assurances Holding SA.........................     273      96,058
    Verwaltungs und Privat-Bank AG.........................     990      75,080
    Vetropack Holding AG...................................      60     121,906
   *Von Roll Holding AG....................................  12,622      28,144
   *Vontobel Holdings AG...................................   8,745     281,857
    VZ Holding AG..........................................      50       6,846
   *Walliser Kantonalbank AG...............................      41      38,478
    WMH Walter Meier Holding AG............................     105      28,097
    Ypsomed Holdings AG....................................     784      49,009
    Zehnder Group AG.......................................   2,320     109,650
   *Zug Estates Holding AG Class B.........................      50      68,674
    Zuger Kantonalbank AG..................................      19     102,350
   *Zurich Insurance Group AG..............................  15,745   4,527,740
                                                                    -----------
TOTAL SWITZERLAND..........................................          46,763,103
                                                                    -----------
UNITED KINGDOM -- (17.4%)
    4imprint Group P.L.C...................................     979       5,512
    888 Holdings P.L.C.....................................  29,087      52,779
    A.G. Barr P.L.C........................................   7,158      61,651
    Aberdeen Asset Management P.L.C........................  71,672     457,425
    Acal P.L.C.............................................   3,887      12,326
   *Admiral Group P.L.C....................................   3,611      70,123
    Aegis Group P.L.C......................................  82,443     306,843
   *Afren P.L.C............................................ 192,537     438,572
    African Barrick Gold P.L.C.............................  30,305     170,883
    Aga Rangemaster Group P.L.C............................   9,912      13,364
   *Aggreko P.L.C..........................................   4,825     122,034

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   *Alent P.L.C.............................................  73,304 $  389,121
    Amec P.L.C..............................................  17,688    303,081
   *Amlin P.L.C............................................. 141,826    862,649
   *Anglo American P.L.C....................................  60,914  1,822,015
    Anglo Pacific Group P.L.C...............................  11,607     51,188
   *Anglo-Eastern Plantations P.L.C.........................      19        216
   *Anite P.L.C.............................................  44,555    101,836
   *Antofagasta P.L.C.......................................   8,353    151,462
    ARM Holdings P.L.C......................................  29,062    398,091
   *Ashmore Group P.L.C.....................................  17,502     99,180
   *Ashtead Group P.L.C.....................................  99,963    719,345
    Associated British Foods P.L.C..........................  18,738    519,611
    Assura Group, Ltd.......................................  23,871     12,784
   *AstraZeneca P.L.C. Sponsored ADR........................  11,019    530,895
    Aveva Group P.L.C.......................................   5,527    189,391
    Aviva P.L.C............................................. 255,520  1,488,747
  #*Aviva P.L.C. Sponsored ADR..............................   9,081    106,339
   *AZ Electronic Materials SA..............................   5,612     33,240
   *Babcock International Group P.L.C.......................  25,241    415,626
    BAE Systems P.L.C.......................................  49,239    265,005
   *Balfour Beatty P.L.C.................................... 140,310    589,970
    Barclays P.L.C.......................................... 207,884    998,060
    Barclays P.L.C. Sponsored ADR...........................  33,524    642,320
   *Barratt Developments P.L.C.............................. 279,427    964,023
   *BBA Aviation P.L.C...................................... 107,837    379,297
   *Beazley P.L.C........................................... 138,486    402,816
    Bellway P.L.C...........................................  31,069    546,503
   *Berendsen P.L.C.........................................  41,364    400,426
   *Berkeley Group Holdings P.L.C. (The)....................  28,573    828,540
    Betfair Group P.L.C.....................................   3,778     39,853
   *BG Group P.L.C..........................................  36,356    645,277
    BHP Billiton P.L.C......................................   3,376    115,769
   *BHP Billiton P.L.C. ADR.................................   7,422    509,446
    Bloomsbury Publishing P.L.C.............................   1,311      2,388
   *Bodycote P.L.C..........................................  55,300    405,005
    Booker Group P.L.C...................................... 108,316    180,534
   *Bovis Homes Group P.L.C.................................  35,906    340,935
    BP P.L.C. Sponsored ADR.................................  83,820  3,731,666
    Braemar Shipping Services P.L.C.........................   1,245      7,511
   *Brammer P.L.C...........................................     975      5,065
   *Brewin Dolphin Holdings P.L.C...........................  57,636    191,009
   *British Polythene Industries P.L.C......................   4,284     28,115
   *British Sky Broadcasting Group P.L.C....................   8,574    110,910
    Britvic P.L.C...........................................  20,218    143,896
    BT Group P.L.C..........................................  16,974     66,958
    BT Group P.L.C. Sponsored ADR...........................   4,280    168,889
   *BTG P.L.C...............................................  58,842    309,270
   *Bunzl P.L.C.............................................  16,317    293,193
    Burberry Group P.L.C....................................  11,738    252,166
    Bwin.Party Digital Entertainment P.L.C.................. 164,386    290,383
    Cable & Wireless Communications P.L.C................... 230,845    149,502
   *Cairn Energy P.L.C......................................  45,121    205,064
    Cape P.L.C..............................................  28,638    100,892
   *Capita P.L.C............................................   9,318    116,177
    Capital & Counties Properties P.L.C.....................   1,729      6,632
   *Capital & Regional P.L.C................................  34,857     15,768
    Carclo P.L.C............................................   6,128     45,237
   *Carillion P.L.C......................................... 109,444    529,192
    Carnival P.L.C..........................................  18,712    758,491
   #Carnival P.L.C. ADR.....................................   1,504     60,732
   *Carpetright P.L.C.......................................   3,609     38,945

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
    Carr's Milling Industries P.L.C...........................      11 $    199
    Castings P.L.C............................................   9,986   53,878
   *Catlin Group, Ltd.........................................  97,619  809,771
   *Centamin P.L.C............................................  99,057   88,634
    Centaur Media P.L.C.......................................   3,412    3,017
    Chemring Group P.L.C......................................  36,226  163,328
   *Chesnara P.L.C............................................  28,258   96,889
    Chime Communications P.L.C................................   8,157   30,724
   *Cineworld Group P.L.C.....................................  28,182  119,738
   *Clarkson P.L.C............................................     893   19,549
   *Close Brothers Group P.L.C................................  39,660  623,453
   *Cobham P.L.C.............................................. 163,647  549,351
   *Colt Group SA.............................................  57,920   97,210
    Communisis P.L.C..........................................   9,408    6,739
   *Compass Group P.L.C.......................................  32,221  390,050
   *Computacenter P.L.C.......................................  31,725  226,774
   *Consort Medical P.L.C.....................................   6,807   76,956
    Costain Group P.L.C.......................................   2,521   10,560
    Cranswick P.L.C...........................................  11,913  177,918
    Creston P.L.C.............................................   3,606    5,002
   *Croda International P.L.C.................................   6,284  241,481
   *CSR P.L.C.................................................  60,067  344,097
   *CSR P.L.C. ADR............................................     700   15,890
   *Daily Mail & General Trust P.L.C. Series A................  24,955  237,157
   *Dairy Crest Group P.L.C...................................  36,421  240,152
    Darty P.L.C...............................................  56,339   53,820
    De La Rue P.L.C...........................................  10,052  143,546
    Debenhams P.L.C........................................... 281,831  452,507
   *Dechra Pharmaceuticals P.L.C..............................   8,510   83,744
    Development Securities P.L.C..............................  21,103   55,931
   *Devro P.L.C...............................................  26,558  143,534
   *Dialight P.L.C............................................   3,025   53,415
   *Dignity P.L.C.............................................   6,668  123,368
    Diploma P.L.C.............................................  18,621  164,406
   *Dixons Retail P.L.C....................................... 841,967  367,307
   *Domino Printing Sciences P.L.C............................  16,343  170,713
   *Domino's Pizza Group P.L.C................................   8,282   67,589
   *Drax Group P.L.C..........................................  98,768  928,167
   *DS Smith P.L.C............................................ 207,442  728,633
   *Dunelm Group P.L.C........................................   2,288   27,545
    E2V Technologies P.L.C....................................  19,164   34,288
   *easyJet P.L.C.............................................  45,711  674,522
   *Electrocomponents P.L.C................................... 102,227  394,993
   *Elementis P.L.C...........................................  92,492  309,658
   *EnQuest P.L.C............................................. 137,197  281,055
   *Enterprise Inns P.L.C..................................... 130,003  184,731
   *Essar Energy P.L.C........................................  30,418   62,984
   *Eurasian Natural Resources Corp. P.L.C....................  26,397  137,992
   *Euromoney Institutional Investor P.L.C....................   5,292   74,727
   *Evraz P.L.C...............................................  33,809  153,645
   *Exillon Energy P.L.C......................................  17,069   43,700
   *Experian P.L.C............................................   9,848  168,462
   *F&C Asset Management P.L.C................................ 126,978  212,490
   *Fenner P.L.C..............................................  45,184  271,758
   *Ferrexpo P.L.C............................................  20,896   84,310
    Fiberweb P.L.C............................................  45,220   52,419
   *Fidessa Group P.L.C.......................................   4,266  103,991
   *Filtrona P.L.C............................................  26,942  245,969
   *Findel P.L.C.............................................. 304,585   36,906
   *Firstgroup P.L.C.......................................... 109,353  336,028
   *Fortune Oil P.L.C......................................... 194,600   35,571

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   *Fresnillo P.L.C.........................................     219 $    5,757
    Fuller Smith & Turner P.L.C. Series A...................   7,612     91,920
   *G4S P.L.C...............................................  96,074    422,902
   *Galliford Try P.L.C.....................................  19,811    258,457
   *Gem Diamonds, Ltd.......................................  28,445     72,135
   *Genus P.L.C.............................................  10,956    246,703
   *GKN P.L.C............................................... 144,762    552,716
   *Go-Ahead Group P.L.C....................................   4,714     97,622
    Greencore Group P.L.C................................... 117,036    207,049
    Greene King P.L.C.......................................  56,861    601,164
   *Greggs P.L.C............................................  15,704    119,023
    Halfords Group P.L.C....................................  41,756    225,611
   *Halma P.L.C.............................................  26,394    192,781
   *Hardy Oil & Gas P.L.C...................................   8,461     14,336
   *Hargreaves Lansdown P.L.C...............................  15,573    170,593
   *Hays P.L.C..............................................  92,832    130,946
    Headlam Group P.L.C.....................................  17,739     98,176
    Helical Bar P.L.C.......................................  28,715    104,849
   *Henderson Group P.L.C................................... 176,437    433,365
   *Heritage Oil P.L.C......................................  45,942    145,301
    Hikma Pharmaceuticals P.L.C.............................  23,136    295,803
    Hill & Smith Holdings P.L.C.............................  18,702    138,769
   *Hiscox, Ltd............................................. 100,746    757,078
   *Hochschild Mining P.L.C.................................  22,123    148,313
    Hogg Robinson Group P.L.C...............................   4,980      4,004
    Home Retail Group P.L.C................................. 247,529    470,884
    Homeserve P.L.C.........................................  24,446     89,867
   *Howden Joinery Group P.L.C..............................  77,176    229,365
  #*HSBC Holdings P.L.C. Sponsored ADR...................... 102,908  5,851,349
   *Hunting P.L.C...........................................  21,885    294,100
    Huntsworth P.L.C........................................  25,889     17,135
    Hyder Consulting P.L.C..................................     977      7,321
   *ICAP P.L.C..............................................  79,747    412,401
   *IG Group Holdings P.L.C.................................  34,401    244,011
   *Imagination Technologies Group P.L.C....................   9,631     77,853
   *IMI P.L.C...............................................  13,132    243,471
   *Imperial Tobacco Group P.L.C............................  12,246    455,356
   *Inchcape P.L.C.......................................... 113,913    854,773
   *Informa P.L.C........................................... 109,445    831,063
   *Inmarsat P.L.C..........................................  45,303    463,164
   *Innovation Group P.L.C.................................. 197,432     76,673
   *InterContinental Hotels Group P.L.C.....................   4,459    130,508
   *InterContinental Hotels Group P.L.C. ADR................   1,026     30,123
   *International Consolidated Airlines Group SA............ 189,265    637,241
   *International Ferro Metals, Ltd.........................  82,212     17,571
    International Personal Finance P.L.C....................  31,376    200,845
   *Interserve P.L.C........................................  36,074    253,802
   *Intertek Group P.L.C....................................   4,367    215,309
   *Invensys P.L.C..........................................  82,156    449,795
    Investec P.L.C.......................................... 102,274    748,511
   *IP Group P.L.C..........................................  56,362    110,953
   *ITE Group P.L.C.........................................  26,693    108,342
    ITV P.L.C............................................... 239,315    434,971
   *James Fisher & Sons P.L.C...............................  11,653    150,555
   *Jardine Lloyd Thompson Group P.L.C......................   7,270     90,515
    JD Sports Fashion P.L.C.................................   3,602     42,521
   *JD Wetherspoon P.L.C....................................  18,334    148,787
   *JKX Oil & Gas P.L.C.....................................  19,692     17,162
   *John Menzies P.L.C......................................   6,307     69,388
   *John Wood Group P.L.C...................................  59,682    761,168
   *Johnson Matthey P.L.C...................................   8,203    294,399

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
UNITED KINGDOM -- (Continued)
   *Johnston Press P.L.C..................................    30,757 $    6,173
   *Jupiter Fund Management P.L.C.........................    36,574    188,379
   *Kazakhmys P.L.C.......................................    30,979    358,570
   *Kcom Group P.L.C......................................    53,721     61,283
   *Keller Group P.L.C....................................    11,644    133,081
   *Kier Group P.L.C......................................     5,615    120,122
   *Kingfisher P.L.C......................................   232,192    992,238
   *Kofax P.L.C...........................................    16,410     79,330
   *Ladbrokes P.L.C.......................................    82,902    279,130
    Laird P.L.C...........................................    73,992    262,130
  #*Lamprell P.L.C........................................    44,368     90,810
    Lancashire Holdings, Ltd..............................    40,293    526,347
    Laura Ashley Holdings P.L.C...........................    22,105      9,636
   *Lavendon Group P.L.C..................................    20,019     55,604
   *Legal & General Group P.L.C...........................   566,357  1,367,698
   *Lloyds Banking Group P.L.C............................ 1,911,509  1,564,591
   *Lloyds Banking Group P.L.C. Sponsored ADR.............    46,132    151,774
    London Stock Exchange Group P.L.C.....................    24,527    468,461
  #*Lonmin P.L.C..........................................    95,572    532,399
    Lookers P.L.C.........................................    63,385     79,667
    Low & Bonar P.L.C.....................................    21,333     19,552
   *LSL Property Services P.L.C...........................     1,287      6,040
   *M.J. Gleeson Group P.L.C..............................       400      1,184
   *Man Group P.L.C.......................................   408,061    571,458
    Management Consulting Group P.L.C.....................    29,849     12,163
   *Marks & Spencer Group P.L.C...........................    46,683    280,849
    Marshalls P.L.C.......................................    22,422     38,903
    Marston's P.L.C.......................................   149,111    316,227
   *McBride P.L.C.........................................    40,404     85,721
    Mears Group P.L.C.....................................    26,230    151,901
   *Mecom Group P.L.C.....................................    31,967     46,466
    Meggitt P.L.C.........................................   105,432    727,036
   *Melrose Industries P.L.C..............................   173,681    644,246
   *Michael Page International P.L.C......................    15,548    100,398
   *Micro Focus International P.L.C.......................     4,590     44,399
   *Millennium & Copthorne Hotels P.L.C...................    45,907    395,062
   *Mitchells & Butlers P.L.C.............................    61,137    322,533
   *Mitie Group P.L.C.....................................    73,516    328,505
   *Mondi P.L.C...........................................    70,018    829,557
   *Moneysupermarket.com Group P.L.C......................    54,769    160,006
   *Morgan Crucible Co. P.L.C.............................    53,032    233,470
    Morgan Sindall Group P.L.C............................     7,602     68,741
   *Mothercare P.L.C......................................    14,702     72,398
    N Brown Group P.L.C...................................    43,294    253,223
   *National Express Group P.L.C..........................   107,229    353,019
   *NCC Group P.L.C.......................................    21,546     47,823
    New World Resources P.L.C. Series A...................         8         37
   *Next P.L.C............................................     3,701    238,081
    Northgate P.L.C.......................................    24,074    121,572
   *Novae Group P.L.C.....................................    12,748     85,745
  #*Ocado Group P.L.C.....................................    61,385    103,037
   *Old Mutual P.L.C......................................   465,474  1,381,856
   *Optos P.L.C...........................................     8,122     25,240
   *Oxford Instruments P.L.C..............................     6,221    161,882
    Pace P.L.C............................................    69,149    247,350
   *PayPoint P.L.C........................................     1,351     17,935
    Pearson P.L.C.........................................    15,716    297,408
  #*Pearson P.L.C. Sponsored ADR..........................    19,843    376,620
   *Pendragon P.L.C.......................................   129,184     42,740
   *Pennon Group P.L.C....................................    21,112    226,407
   *Persimmon P.L.C.......................................    78,274  1,046,332

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   *Petra Diamonds, Ltd.....................................  71,660 $  123,977
   *Petrofac, Ltd...........................................   4,912    127,427
   *Petropavlovsk P.L.C.....................................  41,647    229,607
   *Phoenix Group Holdings P.L.C............................  12,728    129,455
    Phoenix IT Group, Ltd...................................  10,671     26,688
   *Photo-Me International P.L.C............................  17,478     18,220
   *Premier Farnell P.L.C...................................  44,337    148,918
   *Premier Foods P.L.C.....................................  65,881     97,741
   *Premier Oil P.L.C....................................... 114,561    678,320
    Provident Financial P.L.C...............................   6,445    147,448
    Prudential P.L.C........................................  68,348  1,037,513
   *Prudential P.L.C. ADR...................................     800     24,376
   *Punch Taverns P.L.C..................................... 139,592     23,691
   *PZ Cussons P.L.C........................................  16,088     99,175
    Qinetiq Group P.L.C..................................... 126,269    376,476
   *Quintain Estates & Development P.L.C.................... 101,933     99,065
    R.E.A. Holdings P.L.C...................................   1,822     13,398
   *Randgold Resources, Ltd.................................     810     76,295
    Rathbone Brothers P.L.C.................................   6,944    147,400
   *Raven Russia, Ltd.......................................  29,857     30,044
   *Redrow P.L.C............................................  58,805    173,736
    Reed Elsevier P.L.C.....................................   3,037     33,055
   *Reed Elsevier P.L.C. ADR................................     300     13,053
   *Regus P.L.C............................................. 167,996    319,417
   *Renishaw P.L.C..........................................   5,590    165,766
   *Renold P.L.C............................................  12,120      5,110
    Rentokil Initial P.L.C..................................  63,933     90,467
   *Resolution, Ltd......................................... 264,476  1,098,562
   *Restaurant Group P.L.C..................................  25,626    152,890
   *Rexam P.L.C............................................. 119,290    886,754
    Ricardo P.L.C...........................................   7,021     45,357
   *Rightmove P.L.C.........................................   7,424    197,222
    Rio Tinto P.L.C.........................................   5,471    309,079
   *Rio Tinto P.L.C. Sponsored ADR..........................   9,095    513,595
    RM P.L.C................................................   9,841     11,794
    Robert Walters P.L.C....................................  16,237     54,971
   *Rolls-Royce Holdings P.L.C..............................  49,584    744,398
   *Rotork P.L.C............................................   4,681    196,582
   *Royal Bank of Scotland Group P.L.C...................... 172,486    937,871
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.......  13,214    144,165
    Royal Dutch Shell P.L.C. ADR............................  88,550  6,439,356
    Royal Dutch Shell P.L.C. Series A.......................     239      8,472
    Royal Dutch Shell P.L.C. Series B.......................   6,539    237,671
    RPC Group P.L.C.........................................  39,583    269,469
   *RPS Group P.L.C.........................................  59,685    217,701
   *RSA Insurance Group P.L.C............................... 685,426  1,432,381
    SABmiller P.L.C.........................................  11,226    560,540
    Safestore Holdings P.L.C................................  11,869     23,538
   *Sage Group P.L.C........................................  90,525    463,543
    Sainsbury (J.) P.L.C.................................... 123,819    648,726
   *Salamander Energy P.L.C.................................  73,080    212,189
   *Savills P.L.C...........................................  32,530    255,380
   *Schroders P.L.C.........................................  10,034    308,342
   *Schroders P.L.C. Non-Voting.............................   6,062    151,293
   *SDL P.L.C...............................................  17,586    146,169
   *Senior P.L.C............................................  75,073    239,512
    Sepura P.L.C............................................   6,972     10,847
   *Serco Group P.L.C.......................................  20,448    179,780
    Severfield-Rowen P.L.C..................................  22,934     27,588
    Severn Trent P.L.C......................................   5,504    141,571
    Shanks Group P.L.C...................................... 107,075    155,354

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   *Shire P.L.C. ADR........................................   1,800 $  180,252
   *SIG P.L.C............................................... 153,475    321,305
   *Smith & Nephew P.L.C....................................   7,200     83,023
   #Smith & Nephew P.L.C. Sponsored ADR.....................   1,400     80,710
   *Smiths Group P.L.C......................................  14,750    286,988
   *Smiths News P.L.C.......................................  20,687     53,650
   *Soco International P.L.C................................  44,618    270,466
   *Southern Cross Healthcare Group P.L.C...................  27,167         --
   *Spectris P.L.C..........................................  16,688    584,562
   *Speedy Hire P.L.C.......................................  74,579     45,434
   *Spirax-Sarco Engineering P.L.C..........................   4,673    166,776
   *Spirent Communications P.L.C............................ 122,722    312,259
    Spirit Pub Co. P.L.C.................................... 194,950    207,862
   *Sportech P.L.C..........................................   2,757      3,251
    Sportingbet P.L.C.......................................  48,245     42,185
   *Sports Direct International P.L.C.......................  27,263    170,780
   *SSE P.L.C...............................................  25,621    576,675
    St. Ives Group P.L.C....................................  16,351     30,394
    St. James's Place P.L.C.................................  10,852     79,527
   *St. Modwen Properties P.L.C.............................  31,283    117,467
   *Stagecoach Group P.L.C..................................  22,309    108,350
   *Standard Chartered P.L.C................................  70,024  1,861,829
   *Standard Life P.L.C..................................... 196,883  1,079,697
   *Sthree P.L.C............................................  12,874     68,548
   *SuperGroup P.L.C........................................   1,850     17,823
    Synergy Health P.L.C....................................  11,910    207,390
   *Synthomer P.L.C.........................................  54,799    170,266
   *TalkTalk Telecom Group P.L.C............................  61,807    231,713
   *Talvivaara Mining Co. P.L.C.............................  27,180     38,541
   *Tate & Lyle P.L.C.......................................  41,563    535,594
   *Taylor Wimpey P.L.C..................................... 883,661    996,911
   *Ted Baker P.L.C.........................................     479      9,158
   *Telecity Group P.L.C....................................  11,035    148,247
   *Telecom Plus P.L.C......................................   4,094     62,856
   *Tesco P.L.C............................................. 212,456  1,200,717
   *Thomas Cook Group P.L.C................................. 212,626    227,250
   *Travis Perkins P.L.C....................................  58,572  1,122,697
    Trifast P.L.C...........................................     985        799
   *Trinity Mirror P.L.C....................................  60,279     92,942
   *TT electronics P.L.C....................................  48,065    122,564
   *TUI Travel P.L.C........................................ 120,717    556,074
   *Tullett Prebon P.L.C....................................  59,611    226,494
   *Tullow Oil P.L.C........................................  10,521    189,699
   *UBM P.L.C...............................................  24,714    294,383
   *Ultra Electronics Holdings P.L.C........................   5,104    133,110
   *Unite Group P.L.C.......................................  13,389     60,403
    United Drug P.L.C.......................................  61,197    266,549
    United Utilities Group P.L.C............................  13,567    157,436
    UTV Media P.L.C.........................................   4,124      9,423
   *Vectura Group P.L.C.....................................  96,721    142,642
    Vedanta Resources P.L.C.................................  18,726    357,602
   *Vesuvius P.L.C..........................................  73,304    420,675
   *Victrex P.L.C...........................................   7,594    184,399
   *Vitec Group P.L.C. (The)................................   5,880     56,878
    Vodafone Group P.L.C. Sponsored ADR..................... 165,738  4,527,962
    Volex P.L.C.............................................   1,588      2,510
   *Weir Group P.L.C. (The).................................   8,931    281,097
   *WH Smith P.LC...........................................  19,644    207,481
   *Whitbread P.L.C.........................................  13,144    535,698
    William Hill P.L.C......................................  93,750    571,919
   *William Morrison Supermarkets P.L.C..................... 223,003    886,986

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
UNITED KINGDOM -- (Continued)
   *Wincanton P.L.C.......................................   8,167 $      8,817
   *Wolfson Microelectronics P.L.C........................  14,929       47,697
    Wolseley P.L.C........................................  11,053      515,845
   *WPP P.L.C.............................................  53,556      843,223
   *WPP P.L.C. Sponsored ADR..............................  13,042    1,022,884
   *WS Atkins P.L.C.......................................  13,476      177,219
    Xaar P.L.C............................................   1,530        6,983
   *Xchanging P.L.C.......................................  59,342      114,329
    Xstrata P.L.C.........................................  77,287    1,455,015
                                                                   ------------
TOTAL UNITED KINGDOM......................................          124,815,660
                                                                   ------------
UNITED STATES -- (0.0%)
   *Biota Pharmaceuticals, Inc............................   2,954       11,668
   *Prothena Corp. P.L.C..................................     313        1,881
                                                                   ------------
TOTAL UNITED STATES.......................................               13,549
                                                                   ------------
TOTAL COMMON STOCKS.......................................          652,232,958
                                                                   ------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE..........................   2,021      175,962
                                                                   ------------
UNITED KINGDOM -- (0.0%)
    R.E.A. Holdings P.L.C.................................     109          191
                                                                   ------------
TOTAL PREFERRED STOCKS....................................              176,153
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Centrebet International, Ltd. Litigation Rights.......   6,648           --
   *Yancoal Australia, Ltd. Contigent Value Rights........   3,742        9,640
                                                                   ------------
TOTAL AUSTRALIA...........................................                9,640
                                                                   ------------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR............................   7,342           --
   *Nyrstar NV STRIP VVPR.................................  11,235           --
   *Tessenderlo Chemie NV STRIP VVPR......................     671           --
                                                                   ------------
TOTAL BELGIUM.............................................                   --
                                                                   ------------
CANADA -- (0.0%)
   *Duluth Metals, Ltd. Warrants 01/18/13.................     953          430
                                                                   ------------
SINGAPORE -- (0.0%)
   *Transcu Group, Ltd. Warrants 09/01/13.................  95,999           78
                                                                   ------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13....................      21            5
   *Faes Farma SA Rights 01/09/13.........................      41            2
   *Iberdrola SA Warrants 03/22/13........................      20            4
   *Repsol SA Rights 01/28/13.............................       2            1
                                                                   ------------
TOTAL SPAIN...............................................                   12
                                                                   ------------
SWEDEN -- (0.0%)
   *PA Resources AB Rights 01/23/13....................... 731,226       12,651
                                                                   ------------
UNITED KINGDOM -- (0.0%)
   *Phoenix Group Holdings P.L.C. Rights 02/15/13.........   2,479        5,504
                                                                   ------------
TOTAL RIGHTS/WARRANTS.....................................               28,315
                                                                   ------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (9.3%)
  (S)@DFA Short Term Investment Fund...................  5,704,408 $ 66,000,000
    @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $911,998) to be
     repurchased at $894,120........................... $      894      894,116
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              66,894,116
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $607,331,245)^^                                            $719,331,542
                                                                   ============

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Australia.................... $  1,088,414 $ 43,949,007   --    $ 45,037,421
   Austria......................           --    3,928,460   --       3,928,460
   Belgium......................      693,741    6,980,706   --       7,674,447
   Canada.......................   64,265,797      316,370   --      64,582,167
   China........................       12,344       71,777   --          84,121
   Colombia.....................        5,320           --   --           5,320
   Denmark......................           --    7,417,415   --       7,417,415
   Finland......................           --   12,279,592   --      12,279,592
   France.......................    1,907,750   41,550,023   --      43,457,773
   Germany......................    3,072,211   32,280,219   --      35,352,430
   Greece.......................       74,834    3,131,599   --       3,206,433
   Hong Kong....................       18,879   18,118,687   --      18,137,566
   Ireland......................    1,414,050    3,972,024   --       5,386,074
   Israel.......................      639,875    3,470,271   --       4,110,146
   Italy........................      967,164   17,194,592   --      18,161,756
   Japan........................    3,074,040  131,402,583   --     134,476,623
   Netherlands..................    3,014,839   13,404,632   --      16,419,471
   New Zealand..................        5,479    2,257,133   --       2,262,612
   Norway.......................      460,052    8,348,639   --       8,808,691
   Portugal.....................           --    3,062,112   --       3,062,112
   Russia.......................           --      193,408   --         193,408
   Singapore....................           --   11,760,853   --      11,760,853
   Spain........................    1,063,729   12,288,215   --      13,351,944
   Sweden.......................       10,440   21,473,371   --      21,483,811
   Switzerland..................    3,526,816   43,236,287   --      46,763,103
   United Kingdom...............   25,122,396   99,693,264   --     124,815,660
   United States................       13,549           --   --          13,549
Preferred Stocks
   Germany......................           --      175,962   --         175,962
   United Kingdom...............           --          191   --             191
Rights/Warrants
   Australia....................           --        9,640   --           9,640
   Belgium......................           --           --   --              --
   Canada.......................           --          430   --             430
   Singapore....................           --           78   --              78
   Spain........................           --           12   --              12
   Sweden.......................           --       12,651   --          12,651
   United Kingdom...............           --        5,504   --           5,504
Securities Lending Collateral...           --   66,894,116   --      66,894,116
                                 ------------ ------------   --    ------------
TOTAL........................... $110,451,719 $608,879,823   --    $719,331,542
                                 ============ ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company.........................         $45,933,881
Investment in Dimensional Emerging Markets Value Fund......          15,975,162
Investment in DFA International Small Cap Value Portfolio
  of DFA Investment Dimensions Group Inc................... 332,862   5,592,082
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $59,862,932)....................................          67,501,125
                                                                    -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $59,862,932)^^..................................         $67,501,125
                                                                    ===========

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------
                                          LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                        ----------- ------- ------- -----------
 Affiliated Investment Companies....... $67,501,125   --      --    $67,501,125
                                        -----------   --      --    -----------
 TOTAL................................. $67,501,125   --      --    $67,501,125
                                        ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in DFA International Small Cap Value
  Portfolio of DFA Investment Dimensions Group Inc....... 1,641,300 $27,573,840
Investment in Dimensional Emerging Markets Value Fund....            10,096,378
Investment in International Vector Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   388,147   3,997,914
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company.......................    47,756   2,671,112
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $41,406,540)..................................            44,339,244
                                                                    -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $41,406,540)^^................................           $44,339,244
                                                                    ===========

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------
                                          LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                        ----------- ------- ------- -----------
 Affiliated Investment Companies....... $44,339,244   --      --    $44,339,244
                                        -----------   --      --    -----------
 TOTAL................................. $44,339,244   --      --    $44,339,244
                                        ===========   ==      ==    ===========

              See accompanying Notes to Schedule of Investments.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 1,912,139 $24,762,200
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,203,267  24,500,329
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc....................   609,371  12,540,855
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $55,923,556)..................................            61,803,384
                                                                    -----------
   TOTAL INVESTMENTS - (100.0%)
     (Cost $55,923,556)^^................................           $61,803,384
                                                                    ===========

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                       LEVEL 1    LEVEL 2  LEVEL 3    TOTAL
                                     ----------- --------  ------- -----------
Affiliated Investment Companies..... $61,803,384       --    --    $61,803,384
Futures Contracts**.................      93,245       --    --         93,245
Forward Currency Contracts**........          -- $(43,430)   --        (43,430)
                                     ----------- --------    --    -----------
TOTAL............................... $61,896,629 $(43,430)   --    $61,853,199
                                     =========== ========    ==    ===========

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                               JANUARY 31, 2013

                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                               VALUE+
                                                           --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company........................ $3,045,947,313
                                                           --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,868,986,263)^^.............................. $3,045,947,313
                                                           ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                               VALUE+
                                                           ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund..... $18,318,826,474
                                                           ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $17,200,065,849)^^............................. $18,318,826,474
                                                           ===============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULES OF INVESTMENTS
(UNAUDITED)
CONTINUED

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                               VALUE+
                                                           --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company........................ $3,634,215,562
                                                           --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $3,037,987,403)^^.............................. $3,634,215,562
                                                           ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (87.3%)
BRAZIL -- (7.1%)
    AES Tiete SA.........................................   151,209 $ 1,414,630
    Aliansce Shopping Centers SA.........................   218,085   2,830,993
    All America Latina Logistica SA...................... 2,673,869  11,641,572
    Amil Participacoes SA................................   236,240   3,703,725
    Anhanguera Educacional Participacoes SA..............   461,680   8,983,905
    Arezzo Industria e Comercio SA.......................   153,331   2,887,444
    Arteris SA...........................................   363,885   3,784,397
    Autometal SA.........................................    63,100     695,848
   *B2W Cia Global Do Varejo SA..........................   437,740   3,354,464
   *Banco ABC Brasil SA..................................    11,096      81,018
    Banco Bradesco SA.................................... 1,197,590  21,283,406
    Banco do Brasil SA................................... 2,100,439  25,736,667
    Banco Santander Brasil SA ADR........................ 2,794,188  20,732,875
    Bematech SA..........................................    87,600     321,129
   *BHG SA - Brazil Hospitality Group....................     9,400      93,889
    BM&F Bovespa SA...................................... 6,332,289  44,327,772
    BR Malls Participacoes SA............................ 1,194,817  15,468,091
    Brasil Brokers Participacoes SA......................   717,922   2,278,488
    BRF - Brasil Foods SA................................   437,206   9,603,229
   #BRF - Brasil Foods SA ADR............................ 1,233,685  27,387,807
    Brookfield Incorporacoes SA.......................... 1,726,733   2,930,855
    CCR SA............................................... 1,189,900  12,279,331
   *CCX Carvao da Colombia SA............................    79,719     149,722
    Centrais Eletricas Brasileiras SA....................   111,500     398,664
   #Centrais Eletricas Brasileiras SA ADR................   130,848     826,959
    Centrais Eletricas Brasileiras SA Sponsored ADR......   322,427   1,144,616
    CETIP SA - Mercados Organizados......................   344,665   4,335,681
    Cia de Saneamento Basico do Estado de Sao Paulo......    17,100     770,266
   #Cia de Saneamento Basico do Estado de Sao Paulo ADR..   280,662  12,492,266
    Cia de Saneamento de Minas Gerais-Copasa SA..........   295,281   7,185,737
    Cia Energetica de Minas Gerais SA....................   113,187   1,223,751
    Cia Hering SA........................................   293,752   5,587,830
   *Cia Paranaense de Energia SA.........................     3,400      44,358
    Cia Providencia Industria e Comercio SA..............    27,500     124,288
    Cia Siderurgica Nacional SA..........................   170,500     920,418
   #Cia Siderurgica Nacional SA Sponsored ADR............ 1,458,714   7,920,817
    Cielo SA.............................................   395,861  11,195,862
    Cosan SA Industria e Comercio........................   376,006   8,874,523
    CPFL Energia SA......................................   115,400   1,176,398
    CPFL Energia SA ADR..................................   166,375   3,445,626
    CR2 Empreendimentos Imobiliarios SA..................    27,200      64,061
    Cremer SA............................................    68,700     491,614
    CSU Cardsystem SA....................................    48,750     104,289
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................... 1,233,516  10,871,120
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................    13,134     162,580
    Diagnosticos da America SA........................... 1,023,200   7,270,585
    Dimed SA Distribuidora da Medicamentos...............       400      57,248
    Direcional Engenharia SA.............................   146,195   1,104,896
    Duratex SA...........................................   925,390   6,431,515
    EcoRodovias Infraestrutura e Logistica SA............   492,128   4,354,481
    Embraer SA...........................................   233,006   1,924,799
    Embraer SA ADR.......................................   452,810  14,929,146
    Energias do Brazil SA................................   929,520   5,690,034
    Equatorial Energia SA................................   254,713   2,398,307
    Estacio Participacoes SA.............................   299,800   6,639,305
    Eternit SA...........................................   334,110   1,411,035
    Even Construtora e Incorporadora SA..................   975,533   4,786,179
    EZ Tec Empreendimentos e Participacoes SA............   199,480   2,594,487

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
   *Fertilizantes Heringer SA............................   132,508 $   679,392
   *Fibria Celulose SA...................................    54,796     671,415
  #*Fibria Celulose SA Sponsored ADR..................... 1,006,216  12,416,705
    Fleury SA............................................   228,493   2,553,026
    Forjas Taurus SA.....................................    51,317      72,156
   *Gafisa SA............................................   547,000   1,365,199
  #*Gafisa SA ADR........................................ 1,004,351   4,941,407
   *General Shopping Brasil SA...........................   180,100     903,507
    Gerdau SA............................................   544,182   4,197,472
  #*Gol Linhas Aereas Inteligentes SA ADR................   132,200     962,416
    Grendene SA..........................................   414,038   3,642,728
   *Guararapes Confeccoes SA.............................    20,932   1,145,644
    Helbor Empreendimentos SA............................   477,169   2,779,602
   *Hypermarcas SA....................................... 1,459,366  12,605,064
   *IdeiasNet SA.........................................   247,243     235,901
    Iguatemi Empresa de Shopping Centers SA..............   323,244   4,684,672
   *Industrias Romi SA...................................    65,000     158,310
   *Inepar SA Industria e Construcoes....................    21,595      18,978
    International Meal Co. Holdings SA...................    75,854   1,043,714
    Iochpe-Maxion SA.....................................   284,769   3,732,378
    Itau Unibanco Holding SA.............................   465,359   7,830,959
   *JBS SA............................................... 2,287,803   8,765,881
    JHSF Participacoes SA................................   360,429   1,569,247
    Joao Fortes Engenharia SA............................    14,075      42,196
    JSL SA...............................................   274,718   2,078,992
    Kepler Weber SA......................................    51,994     319,063
   *Kroton Educacional SA Common Shares..................   314,518   7,723,369
    Light SA.............................................   427,296   4,394,517
   *LLX Logistica SA.....................................   433,350     485,284
    Localiza Rent a Car SA...............................   247,200   4,543,410
   *Log-in Logistica Intermodal SA.......................   151,179     636,951
    Lojas Americanas SA..................................   228,610   1,943,593
    Lojas Renner SA......................................   261,332  10,460,629
    LPS Brasil Consultoria de Imoveis SA.................   111,490   1,981,945
   *Lupatech SA..........................................    63,300      63,257
    M. Dias Branco SA....................................    91,485   3,629,814
    Magnesita Refratarios SA.............................   414,643   1,669,941
    Mahle-Metal Leve SA Industria e Comercio.............   247,100   3,344,136
    Marcopolo SA.........................................     9,800      58,219
   *Marfrig Alimentos SA................................. 1,085,279   5,586,215
    Marisa Lojas SA......................................   132,356   2,176,744
   *Metalfrio Solutions SA...............................    41,821      78,335
    Mills Estruturas e Servicos de Engenharia SA.........   236,961   3,986,338
    Minerva SA...........................................   350,630   2,288,995
   *MMX Mineracao e Metalicos SA (B18XCG7)............... 1,089,005   1,853,882
   *MMX Mineracao e Metalicos SA (B8GB3B4)...............   608,591   1,023,818
   *MPX Energia SA.......................................   239,157   1,185,366
    MRV Engenharia e Participacoes SA.................... 1,800,729  10,308,741
    Multiplan Empreendimentos Imobiliarios SA............   207,804   6,005,534
    Multiplus SA.........................................   108,004   2,321,325
    Natura Cosmeticos SA.................................   307,200   8,284,149
    OdontoPrev SA........................................   773,992   3,945,072
   *OGX Petroleo e Gas Participacoes SA..................   372,369     766,672
    Oi SA................................................   433,158   2,207,826
   #Oi SA ADR (670851104)................................   136,542     686,806
   #Oi SA ADR (670851203)................................ 2,015,083   8,281,991
   *OSX Brasil SA........................................   274,400   1,240,164
   *Paranapanema SA...................................... 1,146,296   2,993,316
    PDG Realty SA Empreendimentos e Participacoes........ 5,669,601   8,996,881
    Petroleo Brasileiro SA...............................   272,300   2,492,796
    Petroleo Brasileiro SA ADR........................... 3,104,177  56,744,356

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
BRAZIL -- (Continued)
    Plascar Participacoes Industriais SA...............   204,200 $     42,043
    Porto Seguro SA....................................   501,052    6,013,580
   *Positivo Informatica SA............................   165,600      421,620
    Profarma Distribuidora de Produtos Farmaceuticos
      SA...............................................    11,200       95,501
   *QGEP Participacoes SA..............................   426,900    2,934,824
    Raia Drogasil SA...................................   439,440    4,910,006
    Redentor Energia SA................................       100          396
   *Refinaria de Petroleos Manguinhos SA...............   915,274      105,714
    Restoque Comercio e Confeccoes de Roupas SA........   319,623    1,380,349
    Rodobens Negocios Imobiliarios SA..................    68,921      475,890
    Rossi Residencial SA (B0WPDR0)..................... 1,602,420    3,379,699
   *Rossi Residencial SA (B8L5R19).....................   462,595      977,992
    Santos Brasil Participacoes SA.....................   166,222    2,671,105
    Sao Carlos Empreendimentos e Participacoes SA......     8,800      212,957
    Sao Martinho SA....................................   265,487    3,799,623
    SLC Agricola SA....................................   194,333    2,105,961
    Sonae Sierra Brasil SA.............................   124,218    1,905,672
    Souza Cruz SA......................................   446,800    7,393,005
   *Springs Global Participacoes SA....................   129,200      193,993
    Sul America SA.....................................   786,325    7,352,490
   *T4F Entretenimento SA..............................    40,400      152,361
   *Technos SA.........................................    12,245      150,653
    Tecnisa SA.........................................   487,995    1,823,227
    Tegma Gestao Logistica SA..........................    72,300    1,234,439
    Telefonica Brasil SA...............................    71,490    1,576,022
   *Tempo Participacoes SA.............................   235,497      424,553
    Tereos Internacional SA............................    66,488       96,826
    Terna Participacoes SA.............................   397,148    4,686,759
    Tim Participacoes SA...............................   328,766    1,452,854
    Tim Participacoes SA ADR...........................   188,073    4,137,606
    Totvs SA...........................................   268,588    5,849,630
    Tractebel Energia SA...............................   339,739    6,037,795
   *Trisul SA..........................................    35,985       63,428
    Triunfo Participacoes e Investimentos SA...........    65,524      407,355
    Ultrapar Participacoes SA..........................   520,868   12,573,443
    Usinas Siderurgicas de Minas Gerais SA.............   258,044    1,444,844
   #Vale SA Sponsored ADR.............................. 2,768,070   55,831,972
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA..................   173,529    3,699,152
   *Vanguarda Agro SA.................................. 6,579,557    1,453,790
   *Viver Incorporadora e Construtora SA...............   554,628      247,882
    WEG SA.............................................   525,585    6,666,973
                                                                  ------------
TOTAL BRAZIL                                                       771,115,393
                                                                  ------------
CHILE -- (1.6%)
    AES Gener SA....................................... 4,792,891    3,294,922
    Aguas Andinas SA Series A.......................... 7,315,852    5,417,270
   *AquaChile SA.......................................    75,988       57,882
    Banco de Chile SA.................................. 8,556,986    1,425,075
   #Banco de Chile SA Series F ADR.....................    38,826    3,861,246
   *Banco de Chile Series T............................   382,905       58,642
    Banco de Credito e Inversiones SA..................    82,181    6,415,078
    Banco Santander Chile SA...........................   988,793       75,403
   #Banco Santander Chile SA ADR.......................   217,368    6,564,514
    Banmedica SA.......................................   356,353      922,450
    Besalco SA......................................... 1,092,628    2,030,855
    CAP SA.............................................   151,340    5,601,475
   *Cementos Bio-Bio SA................................   180,149      273,301
    Cencosud SA........................................ 1,981,607   12,336,166
   *CFR Pharmaceuticals SA.............................   965,463      254,015
    Cia Cervecerias Unidas SA..........................    68,962    1,107,650
   #Cia Cervecerias Unidas SA ADR......................   101,655    3,247,877

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
CHILE -- (Continued)
    Cia General de Electricidad SA...................     284,151 $  1,627,915
   *Cia Pesquera Camanchaca SA.......................      63,103        4,385
    Cintac SA........................................     161,631       74,591
    Clinica LAS Condes SA............................         309       27,209
   *Coca-Cola Embonor SA Series B....................         676        2,013
   *Colbun SA........................................  15,523,133    4,904,296
   *Compania Sud Americana de Vapores SA.............  11,377,229    1,245,629
    Corpbanca SA..................................... 470,879,782    6,743,982
   #Corpbanca SA ADR.................................      39,606      853,113
    Cristalerias de Chile SA.........................      59,157      618,180
   *Cruz Blanca Salud SA.............................     272,272      340,845
    E.CL SA..........................................   1,498,509    3,548,029
    Embotelladora Andina SA Series A ADR.............       2,422       75,058
   #Embotelladora Andina SA Series B ADR.............      22,399      888,792
    Empresa Electrica Pilmaiquen SA..................      30,933      125,852
    Empresa Nacional de Electricidad SA..............   2,110,347    3,640,382
    Empresa Nacional de Electricidad SA Sponsored
      ADR............................................     155,265    8,013,227
    Empresas CMPC SA.................................   2,819,231   10,946,728
    Empresas Copec SA................................     956,870   14,821,029
    Empresas Hites SA................................     419,411      446,731
    Empresas Iansa SA................................  14,156,740    1,108,089
    Enersis SA.......................................   2,136,500      843,176
    Enersis SA Sponsored ADR.........................     478,816    9,408,734
   *Enjoy SA.........................................     342,210       85,680
    ENTEL Chile SA...................................     326,237    7,095,118
    Forus SA.........................................     157,654      903,174
    Gasco SA.........................................      24,536      208,241
    Grupo Security SA................................     319,049      140,130
    Inversiones Aguas Metropolitanas SA..............   1,426,349    2,950,724
    Latam Airlines Group SA (2518932)................      75,717    1,863,766
   *Latam Airlines Group SA (B8L1G76)................      93,690    2,281,852
   #Latam Airlines Group SA Sponsored ADR............     226,501    5,547,009
    Madeco SA........................................  20,105,398      894,995
    Masisa SA........................................   8,378,061    1,031,037
    Molibdenos y Metales SA..........................      83,842    1,476,530
    Multiexport Foods SA.............................   2,251,253      699,785
    Parque Arauco SA.................................   1,722,606    4,696,687
    PAZ Corp. SA.....................................     650,840      451,569
    Ripley Corp. SA..................................   2,526,323    2,744,488
    S.A.C.I. Falabella SA............................     485,684    5,657,451
    Salfacorp SA.....................................     532,439    1,310,480
    Sigdo Koppers SA.................................   1,556,123    4,011,647
   *Sociedad Matriz SAAM SA..........................  11,833,976    1,505,298
    Socovesa SA......................................   1,298,005      666,491
    Sonda SA.........................................     876,673    2,976,187
    Soquimic Comercial SA............................     134,454       35,689
    Vina Concha Y Toro SA............................   1,411,899    2,830,988
   #Vina Concha Y Toro SA Sponsored ADR..............      25,644    1,025,247
    Vina San Pedro Tarapaca SA.......................  16,383,152      107,413
                                                                  ------------
TOTAL CHILE                                                        176,449,482
                                                                  ------------
CHINA -- (14.4%)
   #361 Degrees International, Ltd...................   2,537,000      724,824
   #Agile Property Holdings, Ltd.....................   4,703,525    6,709,865
    Agricultural Bank of China, Ltd. Series H........  35,149,460   19,095,504
    Air China, Ltd. Series H.........................   4,884,000    4,188,551
   #Ajisen China Holdings, Ltd.......................   1,716,000    1,311,134
  #*Aluminum Corp. of China, Ltd. ADR................     246,740    2,960,880
  #*Aluminum Corp. of China, Ltd. Series H...........   2,790,000    1,340,111
    AMVIG Holdings, Ltd..............................   1,276,000      490,379
  #*Angang Steel Co., Ltd. Series H..................   3,751,160    2,782,599

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ----------- ------------
CHINA -- (Continued)
   #Anhui Conch Cement Co., Ltd. Series H............   1,735,500 $  6,813,907
    Anhui Expressway Co., Ltd. Series H..............   1,682,000    1,060,345
    Anhui Tianda Oil Pipe Co., Ltd. Series H.........     569,130       98,347
   #Anta Sports Products, Ltd........................   2,868,000    2,680,895
    Anton Oilfield Services Group....................   3,504,000    1,665,622
    Anxin-China Holdings, Ltd........................   6,705,000    1,564,664
    Asia Cement China Holdings Corp..................   2,158,000    1,099,283
   *Asia Energy Logistics Group, Ltd.................  17,250,000      213,309
    Asian Citrus Holdings, Ltd.......................   2,146,000      976,773
   *Ausnutria Dairy Corp., Ltd.......................      67,000       12,613
   *AVIC International Holding HK, Ltd...............   5,796,000      246,376
    AviChina Industry & Technology Co., Ltd. Series
      H..............................................   6,737,212    3,273,680
   #Bank of China, Ltd. Series H..................... 121,384,702   59,964,645
    Bank of Communications Co., Ltd. Series H........  11,203,618    9,525,846
    Baoye Group Co., Ltd. Series H...................     619,440      508,809
   *BaWang International Group Holding, Ltd..........   4,248,000      389,160
    BBMG Corp. Series H..............................   3,622,202    3,390,021
    Beijing Capital International Airport Co., Ltd.
      Series H.......................................   6,574,000    5,490,719
    Beijing Capital Land, Ltd. Series H..............   5,538,000    2,572,415
   *Beijing Development HK, Ltd......................     467,000      108,970
    Beijing Enterprises Holdings, Ltd................   1,543,528   11,148,768
   #Beijing Enterprises Water Group, Ltd.............  10,774,469    2,679,968
    Beijing Jingkelong Co., Ltd. Series H............     587,512      318,053
   #Beijing North Star Co., Ltd. Series H............   2,206,000      628,930
   *Beijing Properties Holdings, Ltd.................   4,024,967      358,593
    Belle International Holdings, Ltd................   4,927,114   11,022,133
   *Besunyen Holdings Co., Ltd.......................     640,000       31,286
   #Billion Industrial Holdings, Ltd.................      61,000       41,584
   #Biostime International Holdings, Ltd.............     328,000    1,356,246
    Boer Power Holdings, Ltd.........................     977,000      471,616
    Bosideng International Holdings, Ltd.............   7,594,157    2,154,465
   *Brilliance China Automotive Holdings, Ltd........   3,438,000    4,633,260
  #*BYD Co., Ltd. Series H...........................   1,329,300    4,496,663
    BYD Electronic International Co., Ltd............   3,372,722    1,117,693
    C C Land Holdings, Ltd...........................   5,871,354    2,143,285
   #C.P. Pokphand Co., Ltd...........................   8,519,658    1,055,047
  #*Carnival Group International Holdings, Ltd.......     356,000       21,555
   *Catic Shenzhen Holdings, Ltd. Series H...........     356,000      132,736
    Central China Real Estate, Ltd...................   2,145,074      808,164
   *CGN Mining Co., Ltd..............................   2,980,000      288,092
    Changshouhua Food Co., Ltd.......................   1,217,000      703,408
  #*Chaoda Modern Agriculture Holdings, Ltd..........   5,616,910      280,867
   #Chaowei Power Holdings, Ltd......................   1,326,000      675,606
   *Chigo Holding, Ltd...............................  12,500,000      401,428
   *Chiho-Tiande Group, Ltd..........................     166,000       86,089
    China Aerospace International Holdings, Ltd......   7,794,600      744,063
    China Agri-Industries Holdings, Ltd..............   9,432,800    5,763,407
   #China All Access Holdings, Ltd...................   1,638,000      538,182
    China Aoyuan Property Group, Ltd.................   3,454,000      708,259
   #China Automation Group, Ltd......................   2,816,000      755,711
    China BlueChemical, Ltd. Series H................   4,703,122    3,385,126
  #*China Chengtong Development Group, Ltd...........   2,466,000       87,466
    China CITIC Bank Corp., Ltd. Series H............  20,028,607   13,715,401
    China Coal Energy Co., Ltd. Series H.............  11,652,168   13,011,701
   #China Communications Construction Co., Ltd.
     Series H........................................  12,741,387   13,018,999
    China Communications Services Corp., Ltd.
      Series H.......................................   7,795,327    4,753,120
    China Construction Bank Corp. Series H........... 118,060,302  101,842,523
  #*China COSCO Holdings Co., Ltd. Series H..........  12,148,500    6,282,700
   *China Datang Corp Renewable Power Co., Ltd.
     Class H.........................................   1,415,000      200,557
    China Dongxiang Group Co., Ltd...................  11,460,888    1,863,769
  #*China Eastern Airlines Corp., Ltd. Series H......   3,322,000    1,513,474

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
   *China Energine International Holdings, Ltd.........  3,582,000 $   156,981
   #China Everbright International, Ltd................  5,861,000   3,253,251
    China Everbright, Ltd..............................  3,454,896   6,529,403
   *China Fiber Optic Network System Group, Ltd........    108,000      19,501
    China Foods, Ltd...................................  1,654,000   1,433,997
    China Gas Holdings, Ltd............................  5,730,000   4,990,336
    China Glass Holdings, Ltd..........................  2,852,000     445,085
  #*China Green Holdings, Ltd..........................  2,259,000     475,811
    China Haidian Holdings, Ltd........................  6,128,000     647,718
   #China High Precision Automation Group, Ltd.........  1,360,000     213,941
  #*China High Speed Transmission Equipment Group Co.,
      Ltd..............................................  4,791,007   1,916,118
   *China Huiyuan Juice Group, Ltd.....................  2,365,000     833,980
   *China ITS Holdings Co., Ltd........................  2,617,000     554,078
   #China Liansu Group Holdings, Ltd...................  3,011,000   2,130,863
    China Life Insurance Co., Ltd......................  2,313,000   7,719,485
   #China Life Insurance Co., Ltd. ADR.................    306,115  15,314,933
   #China Lilang, Ltd..................................  1,147,000     758,301
   #China Longyuan Power Group Corp. Series H..........  4,892,000   4,099,734
   #China Lumena New Materials Corp.................... 13,382,000   3,244,690
    China Medical System Holdings, Ltd.................  2,137,800   1,836,149
    China Mengniu Dairy Co., Ltd.......................  1,751,000   5,122,611
    China Merchants Bank Co., Ltd. Series H............  7,416,563  17,835,865
   #China Merchants Holdings International Co., Ltd....  2,981,284  10,586,133
   #China Metal Recycling Holdings, Ltd................  1,955,133   2,377,299
   *China Mining Resources Group, Ltd.................. 17,504,900     255,055
   #China Minsheng Banking Corp., Ltd. Series H........ 13,565,500  19,547,516
   *China Mobile Games & Entertainment Group, Ltd......      6,092      21,383
    China Mobile, Ltd. Sponsored ADR...................  1,358,381  74,303,441
  #*China Modern Dairy Holdings, Ltd...................    866,000     264,399
    China Molybdenum Co., Ltd. Series H................  4,585,000   2,552,633
   #China National Building Material Co., Ltd. Series
     H.................................................  7,330,000  11,736,780
   #China National Materials Co., Ltd. Series H........  4,676,000   1,464,742
  #*China New Town Development Co., Ltd................  4,628,677     417,755
    China Nickel Resources Holdings Co., Ltd...........  1,026,000      89,796
   *China Oil & Gas Group, Ltd......................... 13,900,000   2,203,048
    China Oilfield Services, Ltd. Series H.............  2,876,000   6,226,924
    China Overseas Grand Oceans Group, Ltd.............  1,521,000   2,106,842
   #China Overseas Land & Investment, Ltd..............  7,618,033  23,676,556
    China Pacific Insurance Group Co., Ltd. Series H...  3,226,665  12,651,124
   #China Petroleum & Chemical Corp. ADR...............    184,161  22,366,353
    China Petroleum & Chemical Corp. Series H..........  8,362,000  10,145,553
   *China Pharmaceutical Group, Ltd....................  3,528,000   1,317,619
   #China Power International Development, Ltd.........  7,421,200   2,679,397
  #*China Power New Energy Development Co., Ltd........ 11,940,000     738,375
  #*China Precious Metal Resources Holdings Co., Ltd...  7,433,682   1,331,512
   *China Properties Group, Ltd........................  1,870,000     590,661
    China Qinfa Group, Ltd.............................  2,580,000     362,566
   #China Railway Construction Corp., Ltd. Series H....  5,949,187   6,455,350
    China Railway Group, Ltd. Series H.................  6,987,000   3,984,584
   #China Rare Earth Holdings, Ltd.....................  5,050,000   1,106,891
   #China Resources Cement Holdings, Ltd...............  5,804,000   3,710,409
    China Resources Enterprise, Ltd....................  3,210,000  11,509,504
   #China Resources Gas Group, Ltd.....................  1,176,000   2,613,697
   #China Resources Land, Ltd..........................  4,814,681  14,631,363
    China Resources Power Holdings Co., Ltd............  2,686,000   7,466,470
   #China Rongsheng Heavy Industries Group Holdings,
     Ltd............................................... 10,882,000   2,090,217
   *China Sandi Holdings, Ltd..........................    327,500      24,915
    China Sanjiang Fine Chemicals Co., Ltd.............  2,112,000     933,141
   #China SCE Property Holdings, Ltd...................    746,000     183,818
    China Shanshui Cement Group, Ltd...................  6,569,645   4,810,904
   #China Shenhua Energy Co., Ltd. Series H............  3,816,500  16,460,615

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Shineway Pharmaceutical Group, Ltd............  1,395,000 $ 2,553,098
  #*China Shipping Container Lines Co., Ltd. Series H... 17,658,300   5,463,143
   #China Shipping Development Co., Ltd. Series H.......  5,878,000   3,238,695
   #China Singyes Solar Technologies Holdings, Ltd......  1,689,800   1,993,497
   #China South City Holdings, Ltd......................  6,454,000   1,031,813
    China Southern Airlines Co., Ltd. ADR...............     39,844   1,183,765
   #China Southern Airlines Co., Ltd. Series H..........  4,236,000   2,546,901
    China Starch Holdings, Ltd..........................  7,645,000     251,377
    China State Construction International Holdings,
      Ltd...............................................  2,409,520   3,163,294
    China Sunshine Paper Holdings Co., Ltd..............    229,500      30,191
    China Suntien Green Energy Corp., Ltd. Series H.....  4,551,000   1,008,813
   *China Taiping Insurance Holdings Co., Ltd...........  2,293,400   4,845,906
   #China Telecom Corp., Ltd. ADR.......................    128,021   6,996,348
    China Telecom Corp., Ltd. Series H..................  3,418,000   1,866,022
   *China Tian Lun Gas Holdings, Ltd....................     46,500      28,059
   *China Tianyi Holdings, Ltd..........................    972,000     141,449
    China Tontine Wines Group, Ltd......................  1,536,000     166,457
   #China Travel International Investment Hong Kong,
     Ltd................................................ 12,063,892   2,661,829
    China Unicom Hong Kong, Ltd.........................  4,222,000   6,766,936
   #China Unicom Hong Kong, Ltd. ADR....................  1,025,407  16,396,258
   #China Vanadium Titano - Magnetite Mining Co., Ltd...  4,103,000     937,187
   #China Water Affairs Group, Ltd......................  3,386,000   1,035,164
    China Wireless Technologies, Ltd....................  7,412,000   2,158,638
  #*China Yurun Food Group, Ltd.........................  5,683,000   4,187,505
  #*China ZhengTong Auto Services Holdings, Ltd.........  3,102,500   2,779,576
   *China Zhongwang Holdings, Ltd.......................  6,919,579   2,633,627
  #*Chinasoft International, Ltd........................  2,800,000     678,939
   *ChinaVision Media Group, Ltd........................    200,000       9,798
   *Chinese People Holdings Co., Ltd....................  1,058,000      38,182
  #*Chongqing Iron & Steel Co., Ltd. Series H...........  2,028,000     376,773
    Chongqing Machinery & Electric Co., Ltd. Series H...  4,655,962     804,440
   *Chongqing Rural Commercial Bank Series H............  1,645,000     978,553
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd.....................................  1,638,000     808,918
    CIMC Enric Holdings, Ltd............................  1,032,000   1,046,818
  #*Citic 21CN Co., Ltd.................................  4,732,000     335,470
   #Citic Pacific, Ltd..................................  4,411,567   7,118,619
   *Citic Resources Holdings, Ltd....................... 11,784,000   1,900,323
    Clear Media, Ltd....................................    130,000      85,732
   *CNNC International, Ltd.............................    414,898     120,835
    CNOOC, Ltd..........................................  4,843,000   9,978,777
   #CNOOC, Ltd. ADR.....................................    148,376  30,466,044
   *Coastal Greenland, Ltd..............................  1,482,000     124,121
  #*Comba Telecom Systems Holdings, Ltd.................  4,285,073   1,552,425
  #*Comtec Solar Systems Group, Ltd.....................  2,204,000     505,632
    COSCO International Holdings, Ltd...................  1,328,000     588,775
    COSCO Pacific, Ltd..................................  5,694,441   9,270,401
   *Country Garden Holdings Co., Ltd.................... 14,674,182   7,818,643
    CPMC Holdings, Ltd..................................    855,000     686,834
   #CSR Corp., Ltd. Series H............................  2,672,324   2,202,666
    Da Ming International Holdings, Ltd.................     34,000       6,451
    DaChan Food Asia, Ltd...............................    934,087     143,779
    Dah Chong Hong Holdings, Ltd........................  2,380,000   2,757,475
   #Dalian Port (PDA) Co., Ltd. Series H................  4,322,000   1,086,720
   #Daphne International Holdings, Ltd..................  1,828,000   2,355,774
  #*Daqing Dairy Holdings, Ltd..........................  1,243,000          --
    Datang International Power Generation Co., Ltd.
      Series H..........................................  4,214,000   1,856,644
    Dawnrays Pharmaceutical Holdings, Ltd...............  1,009,491     229,313
   #DBA Telecommunication Asia Holdings, Ltd............    884,000     581,758
    Digital China Holdings, Ltd.........................  2,060,000   3,328,645
   #Dongfang Electric Corp., Ltd. Series H..............    737,400   1,437,028
    Dongfeng Motor Group Co., Ltd. Series H.............  5,692,000   9,316,532

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
CHINA -- (Continued)
    Dongiang Environmental Co., Ltd. Series H...........     59,200 $  281,548
   #Dongyue Group Co., Ltd..............................  4,407,000  2,943,928
  #*Dynasty Fine Wines Group, Ltd.......................  1,592,000    352,191
    Embry Holdings, Ltd.................................    334,000    196,518
    ENN Energy Holdings, Ltd............................  1,682,000  8,101,197
   #Evergrande Real Estate Group, Ltd................... 16,870,000  8,935,867
    Evergreen International Holdings, Ltd...............    465,000     91,634
   *Extrawell Pharmaceutical Holdings, Ltd..............  4,522,079    384,962
    Fantasia Holdings Group Co., Ltd....................  6,113,519  1,095,915
  #*First Tractor Co., Ltd. Series H....................  1,636,000  1,671,284
   #Fosun International, Ltd............................  5,542,285  3,880,875
    Franshion Properties China, Ltd..................... 13,274,976  4,898,408
    Fufeng Group, Ltd...................................  2,781,000  1,323,437
   #GCL-Poly Energy Holdings, Ltd....................... 22,094,320  6,038,237
   #Geely Automobile Holdings, Ltd...................... 14,670,000  7,701,531
    Global Bio-Chem Technology Group Co., Ltd...........  8,211,600    974,260
   *Global Sweeteners Holdings, Ltd.....................  1,750,699    169,475
   *Glorious Property Holdings, Ltd..................... 12,490,712  2,721,931
   *Goldbond Group Holdings, Ltd........................    650,000     27,661
   #Golden Eagle Retail Group, Ltd......................    914,000  1,978,037
   #Golden Meditech Holdings, Ltd.......................  3,917,285    490,958
    Goldlion Holdings, Ltd..............................    636,866    356,380
   *GOME Electrical Appliances Holding, Ltd............. 42,029,660  5,048,857
    Good Friend International Holdings, Inc.............    487,333    168,896
   *Goodbaby International Holdings, Ltd................    902,000    464,260
    Great Wall Motor Co., Ltd. Series H.................  1,421,250  5,805,635
    Great Wall Technology Co., Ltd. Series H............  1,434,000    298,145
   *Greatview Aseptic Packaging Co., Ltd................    157,000     95,244
   #Greentown China Holdings, Ltd.......................  2,819,000  5,830,459
    Guangdong Investment, Ltd...........................  5,634,000  4,677,072
   #Guangshen Railway Co., Ltd. Series H................  1,454,000    629,426
   #Guangshen Railway Co., Ltd. Sponsored ADR...........     68,247  1,457,073
    Guangzhou Automobile Group Co., Ltd. Series H.......  7,027,480  5,901,897
   #Guangzhou Pharmaceutical Co., Ltd. Series H.........    366,000    845,644
   #Guangzhou R&F Properties Co., Ltd. Series H.........  3,114,732  5,669,382
  #*Guangzhou Shipyard International Co., Ltd. Series H.    692,000    580,266
   *Haier Electronics Group Co., Ltd....................  1,539,000  2,561,854
    Hainan Meilan International Airport Co., Ltd.
      Series H..........................................    454,000    335,839
   #Haitian International Holdings, Ltd.................  1,333,000  1,680,668
   *Hanergy Solar Group, Ltd............................ 20,010,000  1,018,631
    Harbin Electric Co., Ltd. Series H..................  3,184,587  2,884,087
    Henderson Investment, Ltd...........................    377,000     31,616
   *Heng Tai Consumables Group, Ltd..................... 18,666,383    500,104
    Hengan International Group Co., Ltd.................    772,622  7,755,054
   #Hengdeli Holdings, Ltd..............................  7,184,000  2,531,556
  #*Hi Sun Technology, Ltd..............................  3,972,000    659,800
   #Hidili Industry International Development, Ltd......  5,587,000  1,642,680
   *Hilong Holding, Ltd.................................     85,000     32,107
   *Hisense Kelon Electrical Holdings Co., Ltd. Series
     H..................................................  1,186,000    619,296
    HKC Holdings, Ltd................................... 11,340,210    461,001
   *Hong Kong Resources Holdings Co., Ltd...............    291,200      7,864
    Honghua Group, Ltd..................................  4,908,000  2,093,999
    Hopefluent Group Holdings, Ltd......................    141,973     49,420
   #Hopewell Highway Infrastructure, Ltd................  2,461,028  1,428,126
  #*Hopson Development Holdings, Ltd....................  2,756,000  5,680,953
  #*Hua Han Bio-Pharmaceutical Holdings, Ltd............  6,282,280  1,700,828
   *Hua Lien International Holding Co., Ltd.............     92,000      9,753
   #Huabao International Holdings, Ltd..................  5,171,986  2,851,087
   *Huadian Power International Corp. Series H..........  3,124,000  1,319,975
   #Huaneng Power International, Inc. ADR...............    106,517  4,332,046
    Huaneng Power International, Inc. Series H..........    318,000    327,774

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHINA -- (Continued)
  #*Hunan Nonferrous Metal Corp., Ltd. Series H........   5,680,000 $ 1,838,348
   *Huscoke Resources Holdings, Ltd....................   6,059,800     125,032
    Industrial & Commercial Bank of China, Ltd.
      Series H......................................... 106,553,725  80,246,643
    Inspur International, Ltd..........................  10,635,000     411,689
   *Interchina Holdings Co.............................  14,027,500     741,049
    International Taifeng Holdings, Ltd................   1,166,000     328,102
   #Intime Department Store Group Co., Ltd.............   3,637,000   4,756,059
    Jiangsu Express Co., Ltd. Series H.................   2,414,000   2,492,216
   #Jiangxi Copper Co., Ltd. Series H..................   2,953,000   8,017,234
  #*Jinchuan Group International Resources Co., Ltd....   1,063,000     260,430
    Jingwei Textile Machinery Co., Ltd. Series H.......   1,000,000     731,804
    Ju Teng International Holdings, Ltd................   3,472,090   1,674,344
   *Kai Yuan Holdings, Ltd.............................  15,230,000     375,407
  #*Kaisa Group Holdings, Ltd..........................   6,606,684   2,230,479
   *Kasen International Holdings, Ltd..................     258,000      51,999
    Kingboard Chemical Holdings, Ltd...................   2,139,305   7,101,238
    Kingboard Laminates Holdings, Ltd..................   3,409,484   1,714,254
  #*Kingdee International Software Group Co., Ltd......   7,047,600   1,482,057
   #Kingsoft Corp., Ltd................................   2,947,000   2,559,370
    Kingway Brewery Holdings, Ltd......................     963,361     390,038
   #Kunlun Energy Co., Ltd.............................   3,754,000   7,811,731
   #KWG Property Holding, Ltd..........................   5,276,144   4,031,093
    Lai Fung Holdings, Ltd.............................  15,895,000     512,119
    Le Saunda Holdings, Ltd............................     972,000     351,900
    Lee & Man Paper Manufacturing, Ltd.................   6,703,200   4,524,041
    Lenovo Group, Ltd..................................   7,772,000   8,105,408
   #Leoch International Technology, Ltd................     149,000      25,778
  #*Li Ning Co., Ltd...................................   2,671,500   1,789,852
   #Lianhua Supermarket Holdings Co., Ltd. Series H....   1,268,200   1,239,690
   #Lijun International Pharmaceutical Holding, Ltd....   7,206,000   2,028,304
   #Lingbao Gold Co., Ltd. Series H....................   1,346,000     539,249
    LK Technology Holdings, Ltd........................     712,500     142,480
    Longfor Properties Co., Ltd........................   2,404,500   4,528,232
   #Lonking Holdings, Ltd..............................   8,514,000   2,217,917
   *Loudong General Nice Resources China Holdings,
     Ltd...............................................   5,239,309     391,911
  #*Maanshan Iron & Steel Co., Ltd. Series H...........   7,742,000   2,396,199
    Magic Holdings International, Ltd..................     944,000     385,950
    Maoye International Holdings, Ltd..................   4,850,000   1,062,282
  #*Metallurgical Corp of China, Ltd. Series H.........   9,662,000   2,006,519
    Microport Scientific Corp..........................     843,000     551,909
    MIE Holdings Corp..................................   3,232,000     949,924
    Min Xin Holdings, Ltd..............................     596,000     328,870
   #Mingfa Group International Co., Ltd................   3,124,000   1,007,270
   *Mingyuan Medicare Development Co., Ltd.............   5,050,000     141,986
    Minmetals Land, Ltd................................   5,137,644     960,173
    Minth Group, Ltd...................................   1,835,000   2,498,207
  #*MMG, Ltd...........................................   5,632,000   2,287,962
   *Nam Fong International Holdings, Ltd...............     757,242     155,420
   *Nan Hai Corp, Ltd..................................  49,850,000     263,505
    Nanjing Panda Electronics Co., Ltd. Series H.......     770,000     223,738
   #NetDragon Websoft, Inc.............................     334,456     450,474
    New World China Land, Ltd..........................   9,593,700   4,800,333
   #New World Department Store China, Ltd..............   1,598,538   1,073,948
   #Nine Dragons Paper Holdings, Ltd...................   6,646,000   5,843,899
   *North Mining Shares Co., Ltd.......................   1,130,000      69,920
   #NVC Lighting Holdings, Ltd.........................   4,753,000   1,180,398
   #O-Net Communications Group, Ltd....................   1,378,000     341,067
    Overseas Chinese Town Asia Holdings, Ltd...........     229,817     138,600
    Pacific Online, Ltd................................     748,195     295,295
   #Parkson Retail Group, Ltd..........................   3,132,500   2,416,165
    PCD Stores Group, Ltd..............................  10,610,000   1,491,206

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
   #Peak Sport Products Co., Ltd.......................  2,732,000 $   532,254
   *PetroAsian Energy Holdings, Ltd....................  6,124,000     179,793
    PetroChina Co., Ltd................................ 10,632,000  15,076,929
    PetroChina Co., Ltd. ADR...........................    229,733  32,668,033
   *Phoenix Satellite Television Holdings, Ltd.........  2,056,000     827,090
    PICC Property & Casualty Co., Ltd. Series H........  2,668,000   4,069,676
    Ping An Insurance Group Co. of China, Ltd. Series
      H................................................  1,716,500  15,422,851
  #*Poly Property Group Co., Ltd.......................  9,101,068   6,972,740
   #Ports Design, Ltd..................................  1,275,000   1,104,473
   *Pou Sheng International Holdings, Ltd..............  3,290,609     232,866
    Powerlong Real Estate Holdings, Ltd................  3,236,715     856,214
  #*Prosperity International Holdings HK, Ltd..........  4,900,000     211,809
    Qingling Motors Co., Ltd. Series H.................  1,688,000     465,573
    Qunxing Paper Holdings Co., Ltd....................    854,211     222,477
  #*Real Gold Mining, Ltd..............................    640,000     727,029
   #Real Nutriceutical Group, Ltd......................  3,406,000   1,184,504
    Regent Manner International Holdings, Ltd..........  2,102,000     404,411
   *Renhe Commercial Holdings Co., Ltd................. 34,315,077   3,098,140
   #REXLot Holdings, Ltd............................... 31,247,436   2,698,469
   *Richly Field China Development, Ltd................  5,210,000      59,118
   #Road King Infrastructure, Ltd......................    809,000     742,785
    Royale Furniture Holdings, Ltd.....................  1,746,750     173,278
    Samson Holding, Ltd................................  2,268,000     368,221
   #Sany Heavy Equipment International Holdings Co.,
     Ltd...............................................  2,464,500   1,169,604
   *Semiconductor Manufacturing International Corp..... 83,527,955   5,218,604
   *Semiconductor Manufacturing International Corp.
     ADR...............................................    157,967     480,220
   #Shandong Chenming Paper Holdings, Ltd. Series H....  1,223,022     489,640
    Shandong Molong Petroleum Machinery Co., Ltd.
      Series H.........................................  1,115,328     541,996
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Series H.........................................  2,136,000   2,057,757
    Shanghai Electric Group Co., Ltd. Series H.........  6,204,000   2,576,342
    Shanghai Industrial Holdings, Ltd..................  1,865,000   6,648,136
   *Shanghai Industrial Urban Development Group, Ltd...  5,283,025   1,451,972
    Shanghai Jin Jiang International Hotels Group
      Co., Ltd. Series H...............................  4,884,000     894,321
    Shanghai Prime Machinery Co., Ltd. Series H........  1,820,000     267,612
   *Shanghai Zendai Property, Ltd......................  5,100,000     123,848
    Shengli Oil & Gas Pipe Holdings, Ltd...............  4,210,500     439,588
    Shenguan Holdings Group, Ltd.......................  2,564,000   1,355,895
    Shenzhen Expressway Co., Ltd. Series H.............  2,266,000     946,627
    Shenzhen International Holdings, Ltd............... 34,288,180   4,557,673
    Shenzhen Investment, Ltd........................... 12,234,455   5,621,094
    Shenzhou International Group, Ltd..................    835,000   1,999,935
   #Shimao Property Holdings, Ltd......................  4,579,183  10,137,618
   *Shougang Concord Century Holdings, Ltd.............  1,074,433      47,139
  #*Shougang Concord International Enterprises Co.,
   Ltd................................................. 22,100,100   1,509,532
   #Shougang Fushan Resources Group, Ltd............... 13,786,461   5,938,193
   #Shui On Land, Ltd.................................. 12,370,708   5,999,591
    Sichuan Expressway Co., Ltd. Series H..............  2,822,000   1,030,405
   #Sihuan Pharmaceutical Holdings Group, Ltd..........  7,233,000   3,207,337
    Sijia Group Co., Ltd...............................    835,399     166,704
   #Silver Base Group Holdings, Ltd....................  1,435,474     449,128
    Silver Grant International Industries, Ltd.........  4,466,000     852,183
  #*SIM Technology Group, Ltd..........................  5,367,000     220,728
    Sino Biopharmaceutical, Ltd........................  6,487,999   3,237,427
   *Sino Dragon New Energy Holdings, Ltd...............    800,000      19,207
   *Sino Oil & Gas Holdings, Ltd....................... 26,987,234     567,634
   *Sino Prosper State Gold Resources Holdings, Ltd....  2,116,686      70,973
    Sinofert Holdings, Ltd.............................  9,892,673   2,462,352
   *Sinolink Worldwide Holdings, Ltd...................  3,813,492     368,942
    SinoMedia Holding, Ltd.............................    928,258     453,613
   #Sino-Ocean Land Holdings, Ltd...................... 11,691,268   9,353,843
   #Sinopec Kantons Holdings, Ltd......................  2,050,000   1,741,583

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHINA -- (Continued)
    Sinopec Shanghai Petrochemical Co., Ltd. Series H.. 2,962,000 $ 1,099,313 Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR....................................     26,615     972,246
   #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H..  3,260,000     811,497
   #Sinopharm Group Co., Ltd. Series H.................  1,467,600   4,504,547
    Sinotrans Shipping, Ltd............................  5,020,500   1,344,934
    Sinotrans, Ltd. Series H...........................  6,687,000   1,224,057
   #Sinotruk Hong Kong, Ltd............................  2,510,000   1,681,247
   #Skyworth Digital Holdings, Ltd.....................  8,031,839   4,875,336
   *SMI Corp., Ltd.....................................  6,804,000     200,575
   #Soho China, Ltd....................................  7,043,839   6,358,466
   *Solargiga Energy Holdings, Ltd.....................  3,208,000     196,594
   #Sparkle Roll Group, Ltd............................  6,464,000     702,526
   *SPG Land Holdings, Ltd.............................    954,275     351,875
   *Springland International Holdings, Ltd.............     60,000      35,914
   *SRE Group, Ltd.....................................  9,861,714     464,603
   *Sun Art Retail Group, Ltd..........................    562,000     817,377
    Sunac China Holdings, Ltd..........................  3,112,000   2,538,650
    Sunny Optical Technology Group Co., Ltd............  1,566,000   1,331,870
    Tak Sing Alliance Holdings, Ltd....................    820,877     115,381
    TCC International Holdings, Ltd....................  3,619,997   1,240,281
    TCL Communication Technology Holdings, Ltd.........  2,429,100     725,880
    TCL Multimedia Technology Holdings, Ltd............  2,687,200   1,882,384
   *Tech Pro Technology Development, Ltd...............  2,962,000   1,107,681
    Tencent Holdings, Ltd..............................    891,100  31,123,322
   *Texhong Textile Group, Ltd.........................  1,314,000     813,361
    Tian An China Investments Co., Ltd.................    879,357     585,202
    Tian Shan Development Holdings, Ltd................    230,000      54,595
    Tiangong International Co., Ltd....................  4,910,056   1,513,130
   #Tianjin Capital Environmental Protection Group
     Co., Ltd. Series H................................  1,260,000     390,102
   *Tianjin Development Holdings, Ltd..................  1,873,800   1,316,675
    Tianjin Port Development Holdings, Ltd.............  5,831,200     879,638
    Tianneng Power International, Ltd..................  2,803,952   1,984,950
    Tingyi (Cayman Islands) Holding Corp...............  2,052,000   5,777,111
    Tomson Group, Ltd..................................  1,005,277     285,393
   #Tong Ren Tang Technologies Co., Ltd. Series H......    537,000   1,380,240
   #Towngas China Co., Ltd.............................  2,123,000   1,751,910
   #TPV Technology, Ltd................................  3,068,578     966,825
    Trauson Holdings Co., Ltd..........................    626,000     591,757
    Travelsky Technology, Ltd. Series H................  3,223,938   1,995,697
   *Trony Solar Holdings Co., Ltd......................  2,133,000     173,272
    Truly International Holdings, Ltd..................  4,789,000   1,562,421
    Tsingtao Brewery Co., Ltd. Series H................    392,000   2,270,816
    Uni-President China Holdings, Ltd..................  2,423,090   2,842,937
   *United Energy Group, Ltd...........................  7,223,550   1,256,879
   #Vinda International Holdings, Ltd..................  1,089,000   1,505,865
   #VODone, Ltd........................................ 12,302,600   1,062,646
    Want Want China Holdings, Ltd......................  6,236,000   8,245,622
    Wasion Group Holdings, Ltd.........................  1,930,000   1,089,898
   #Weichai Power Co., Ltd. Series H...................  1,285,280   5,303,822
    Weiqiao Textile Co., Ltd. Series H.................  1,687,500     840,703
    Welling Holding, Ltd...............................  3,222,000     523,824
   #West China Cement, Ltd............................. 10,810,000   2,090,516
  #*Winsway Coking Coal Holdings, Ltd..................  1,029,000     161,974
    Winteam Pharmaceutical Group, Ltd..................  1,964,000     425,077
    Wumart Stores, Inc. Series H.......................    685,000   1,371,323
    Xiamen International Port Co., Ltd. Series H.......  3,883,338     541,205
    Xingda International Holdings, Ltd.................  3,459,000   1,535,575
   #Xinhua Winshare Publishing & Media Co., Ltd.
     Series H..........................................    786,000     449,191
   #Xinjiang Goldwind Science & Technology Co., Ltd.
     Series H..........................................  1,223,400     572,104
   #Xinjiang Xinxin Mining Industry Co., Ltd. Series
     H.................................................  3,192,000     773,857
    Xiwang Sugar Holdings Co., Ltd.....................  1,668,005     199,855

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
   #XTEP International Holdings, Ltd.................  2,632,500 $    1,126,659
   *Yanchang Petroleum International, Ltd............ 13,510,000        870,739
    Yantai North Andre Juice Co......................     99,500         38,489
   #Yanzhou Coal Mining Co., Ltd. Series H...........  1,564,000      2,664,993
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR......    209,104      3,579,860
   *Yashili International Holdings, Ltd..............     23,000          7,915
   #Yingde Gases Group Co., Ltd......................  2,570,000      2,889,751
    Yip's Chemical Holdings, Ltd.....................    932,000        764,408
    Youyuan International Holdings, Ltd..............     94,000         21,948
    Yuexiu Property Co., Ltd......................... 23,434,800      8,404,815
   #Yuexiu Transport Infrastructure, Ltd.............  2,001,415      1,107,658
    Yuzhou Properties Co.............................    271,000         75,521
    Zhaojin Mining Industry Co., Ltd. Series H.......  1,272,166      1,917,822
    Zhejiang Expressway Co., Ltd. Series H...........  2,966,000      2,638,516
   *Zhejiang Glass Co., Ltd. Series H................    192,000             --
   *Zhong An Real Estate, Ltd........................    952,444        189,675
   #Zhongsheng Group Holdings, Ltd...................  1,645,500      2,461,683
   #Zhuzhou CSR Times Electric Co., Ltd. Series H....    855,250      2,735,021
   #Zijin Mining Group Co., Ltd. Series H............  6,312,000      2,430,898
   #Zoomlion Heavy Industry Science & Technology
     Co., Ltd. Series H..............................  2,296,400      3,125,576
   #ZTE Corp. Series H...............................  1,712,460      3,328,703
                                                                 --------------
TOTAL CHINA..........................................             1,556,532,022
                                                                 --------------
COLOMBIA -- (0.4%)
    Almacenes Exito SA...............................    234,946      4,486,101
   *Avianca Taca Holding SA..........................      5,340         13,144
    Banco de Bogota SA...............................      3,591        113,267
    Bancolombia SA...................................    119,315      2,040,319
    Bancolombia SA Sponsored ADR.....................    163,650     11,375,312
   *Cementos Argos SA................................    263,322      1,631,478
   #Ecopetrol SA Sponsored ADR.......................    329,005     20,826,016
   *Empresa de Energia de Bogota SA..................  2,495,830      1,876,712
   *Empresa de Telecomunicaciones de Bogota..........    247,673         53,987
   *Fabricato SA.....................................  9,525,507        386,298
    Grupo Aval Acciones y Valores SA.................     37,756         27,008
    Grupo Nutresa SA.................................     24,837        349,456
   *Grupo Odinsa SA..................................      7,000         32,883
   *Interconexion Electrica SA ESP...................    499,964      2,838,576
   *Isagen SA ESP....................................  1,958,164      2,713,223
    Mineros SA.......................................      7,260         18,810
                                                                 --------------
TOTAL COLOMBIA.......................................                48,782,590
                                                                 --------------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S..........................................    409,139     13,268,351
    Fortuna Entertainment Group NV...................      7,319         33,390
    Komercni Banka A.S...............................     41,564      8,415,253
    Pegas Nonwovens SA...............................     35,239        982,163
    Philip Morris CR A.S.............................      1,199        726,526
    Telefonica Czech Republic A.S....................    368,259      6,372,788
  #*Unipetrol A.S....................................    189,728      1,709,695
                                                                 --------------
TOTAL CZECH REPUBLIC.................................                31,508,166
                                                                 --------------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E.
      Sponsored GDR..................................    413,638      2,130,236
   *Egyptian Financial Group-Hermes Holding GDR......     11,051         37,848
   *Orascom Construction Industries GDR..............     40,188      1,500,458
   *Orascom Telecom Holding S.A.E. GDR...............    728,578      2,372,244
                                                                 --------------
TOTAL EGYPT..........................................                 6,040,786
                                                                 --------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
HONG KONG -- (0.0%)
   *L'sea Resources International Holdings, Ltd.......... 5,050,000 $   234,303
   *Qualipak International Holdings, Ltd.................       169          18
                                                                    -----------
TOTAL HONG KONG..........................................               234,321
                                                                    -----------
HUNGARY -- (0.3%)
  #*CIG Pannonia Life Insurance P.L.C. Class A...........     5,747       6,075
   *Danubius Hotel & Spa P.L.C...........................     6,208      86,946
    EGIS Pharmaceuticals P.L.C...........................    13,942   1,198,963
    EMASZ Rt.............................................     1,045      55,305
  #*FHB Mortgage Bank NYRT...............................    63,086     122,955
   *Fotex Holding SE.....................................    71,030      49,308
    Magyar Telekom Telecommunications P.L.C.............. 1,364,021   2,575,803
   #Magyar Telekom Telecommunications P.L.C. Sponsored
     ADR.................................................    36,206     339,974
   #MOL Hungarian Oil & Gas P.L.C........................    87,702   7,550,487
   #OTP Bank P.L.C.......................................   762,233  16,391,563
   *PannErgy P.L.C.......................................    73,661     145,554
    Richter Gedeon NYRT..................................    33,495   5,768,353
    Zwack Unicum NYRT....................................       541      30,604
                                                                    -----------
TOTAL HUNGARY............................................            34,321,890
                                                                    -----------
INDIA -- (7.2%)
   *3M India, Ltd........................................     2,968     220,598
   *Aanjaneya Lifecare, Ltd..............................     1,684      23,892
    Aban Offshore, Ltd...................................   102,387     673,165
    ABB, Ltd.............................................   107,739   1,318,162
   *ABG Shipyard, Ltd....................................    74,729     535,591
    ACC, Ltd.............................................    93,705   2,334,770
    Adani Enterprises, Ltd...............................   525,699   2,498,511
   *Adani Power, Ltd..................................... 2,469,542   2,848,453
    Aditya Birla Nuvo, Ltd...............................   145,504   3,118,810
   *Advanta India, Ltd...................................    12,095     225,352
    Agro Tech Foods, Ltd.................................    24,983     241,210
   *AIA Engineering, Ltd.................................    42,137     255,996
    Ajmera Realty & Infra India, Ltd.....................    13,751      30,845
    Akzo Nobel India, Ltd................................    28,359     509,216
    Alembic Pharmaceuticals, Ltd.........................   297,492     430,586
   *Alembic, Ltd.........................................    62,543      21,543
    Allahabad Bank, Ltd..................................   501,621   1,540,251
    Allcargo Logistics, Ltd..............................     4,494      10,548
    Alok Industries, Ltd................................. 1,329,916     268,460
    Alstom India, Ltd....................................    80,591     551,727
    Alstom T&D India, Ltd................................   134,774     460,857
    Amara Raja Batteries, Ltd............................   183,734   1,065,625
    Ambuja Cements, Ltd.................................. 1,531,244   5,826,090
    Amtek Auto, Ltd......................................   388,815     561,950
    Amtek India, Ltd.....................................    42,399      78,866
    Anant Raj, Ltd.......................................   531,970     819,352
    Andhra Bank, Ltd.....................................   617,817   1,301,996
   *Andhra Pradesh Paper Mills...........................    13,196      57,365
   *Ansal Properties & Infrastructure, Ltd...............   102,277      66,994
    Apollo Hospitals Enterprise, Ltd.....................   186,248   2,833,482
    Apollo Tyres, Ltd....................................   274,413     444,625
    Arvind, Ltd..........................................   818,451   1,442,673
   *Asahi India Glass, Ltd...............................    65,517      61,459
    Ashok Leyland, Ltd................................... 6,235,450   2,861,572
    Asian Hotels East, Ltd...............................     2,605      10,400
    Asian Paints, Ltd....................................    39,700   3,359,139
    Aurobindo Pharma, Ltd................................   577,678   2,039,179
    Automotive Axles, Ltd................................     5,791      38,617
    Axis Bank, Ltd.......................................   644,979  18,267,748
    Bajaj Auto, Ltd......................................    92,634   3,540,438

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   *Bajaj Corp., Ltd......................................    36,468 $  167,204
    Bajaj Electricals, Ltd................................   144,261    532,161
    Bajaj Finance, Ltd....................................    24,840    603,535
    Bajaj Finserv, Ltd....................................   188,991  3,016,865
    Bajaj Hindusthan, Ltd................................. 1,016,434    446,847
    Bajaj Holdings & Investment, Ltd......................   114,120  2,076,072
    Balkrishna Industries, Ltd............................    20,384    107,721
    Ballarpur Industries, Ltd.............................   901,292    385,582
    Balmer Lawrie & Co., Ltd..............................    19,363    242,180
   *Balrampur Chini Mills, Ltd............................   731,288    628,833
    Bank of Baroda........................................   129,710  2,113,399
    Bank of India.........................................   425,882  2,829,319
    Bank of Maharashtra, Ltd..............................   470,306    522,093
    Bannari Amman Sugars, Ltd.............................     3,050     51,646
    BASF India, Ltd.......................................    29,603    363,555
    Bata India, Ltd.......................................    48,268    713,907
    BEML, Ltd.............................................    51,423    256,916
    Berger Paints India, Ltd..............................   316,542  1,036,179
   *BF Utilities, Ltd.....................................    67,315    410,554
    BGR Energy Systems, Ltd...............................    98,529    450,023
    Bharat Electronics, Ltd...............................    52,694  1,260,080
    Bharat Forge, Ltd.....................................   295,732  1,278,816
    Bharat Heavy Electricals, Ltd......................... 1,567,162  6,739,924
    Bharat Petroleum Corp., Ltd...........................   383,418  2,964,965
    Bharti Airtel, Ltd.................................... 1,526,038  9,683,405
    Bhushan Steel, Ltd....................................   301,911  2,537,663
    Biocon, Ltd...........................................   239,462  1,266,174
    Birla Corp., Ltd......................................    48,062    264,706
    Blue Dart Express, Ltd................................     9,384    355,061
    Blue Star, Ltd........................................    93,598    292,706
    Bombay Dyeing & Manufacturing Co., Ltd................   545,395  1,216,851
   *Bombay Rayon Fashions, Ltd............................    14,294     68,793
    Bosch, Ltd............................................    14,096  2,440,290
    Brigade Enterprises, Ltd..............................    30,638     45,759
    Britannia Industries, Ltd.............................   117,636  1,087,539
    Cadila Healthcare, Ltd................................    97,123  1,585,512
    Cairn India, Ltd......................................   853,022  5,201,069
    Canara Bank...........................................   361,470  3,264,219
    Carborundum Universal, Ltd............................   129,543    360,421
    Central Bank of India................................. 1,096,024  1,739,734
   *Century Plyboards India, Ltd..........................    85,287     93,908
    Century Textiles & Industries, Ltd....................   188,413  1,379,838
    CESC, Ltd.............................................   279,110  1,632,612
    Chambal Fertilizers & Chemicals, Ltd..................   614,583    776,507
    Chennai Petroleum Corp., Ltd..........................   123,895    327,446
    Cholamandalam Investment & Finance Co., Ltd...........    56,126    299,921
    Cipla, Ltd............................................   697,661  5,334,842
    City Union Bank, Ltd..................................   946,278  1,102,347
    Clariant Chemicals (India), Ltd.......................    29,007    316,913
    CMC, Ltd..............................................    25,184    645,330
    Colgate-Palmolive (India), Ltd........................    68,122  1,726,545
    Container Corp. of India..............................    94,049  1,637,306
    Core Education & Technologies, Ltd....................   158,073    887,736
    Coromandel International, Ltd.........................   222,129    939,791
    Corporation Bank......................................   155,157  1,331,619
    Crisil, Ltd...........................................    48,143    913,482
    Crompton Greaves, Ltd.................................   953,011  1,913,108
    Cummins India, Ltd....................................   140,243  1,290,871
    Dabur India, Ltd......................................   747,070  1,874,123
    Dalmia Bharat, Ltd....................................    31,411    106,137
    DB Corp., Ltd.........................................    11,068     51,023

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   *DB Realty, Ltd........................................   413,532 $1,069,330
    DCM Shriram Consolidated, Ltd.........................   112,921    142,308
    Deepak Fertilisers & Petrochemicals Corp., Ltd........   115,148    242,222
    Delta Corp., Ltd......................................   478,683    662,533
   *DEN Networks, Ltd.....................................   151,981    648,542
    Dena Bank.............................................   234,217    488,795
   *Development Credit Bank, Ltd..........................   705,558    616,526
    Dewan Housing Finance Corp., Ltd......................   108,094    423,874
   *Dish TV (India), Ltd.................................. 1,453,150  1,974,521
    Dishman Pharmaceuticals & Chemicals, Ltd..............    42,077     86,287
    Divi's Laboratories, Ltd..............................    72,319  1,427,242
    DLF, Ltd.............................................. 1,385,980  7,260,945
    Dr. Reddy's Laboratories, Ltd.........................    72,197  2,610,900
   #Dr. Reddy's Laboratories, Ltd. ADR....................   136,178  4,894,237
   *Dredging Corp. of India, Ltd..........................    24,595    100,320
    E.I.D. - Parry (India), Ltd...........................   193,840    652,707
    eClerx Services, Ltd..................................    11,390    133,833
    Edelweiss Financial Services, Ltd.....................   357,029    223,950
    Educomp Solutions, Ltd................................   248,783    601,841
    Eicher Motors, Ltd....................................    23,245  1,225,213
    EIH, Ltd..............................................   405,972    532,401
    Elder Pharmaceuticals, Ltd............................    35,847    258,994
    Electrosteel Casings, Ltd.............................   264,725    127,976
    Elgi Equipments, Ltd..................................    52,370     97,224
   *Emami, Ltd............................................    78,260    863,368
    Engineers India, Ltd..................................   186,836    774,248
   *Entertainment Network India, Ltd......................    40,682    183,256
    Era Infra Engineering, Ltd............................   297,672    753,641
   *Eros International Media, Ltd.........................   104,906    403,649
    Escorts, Ltd..........................................   352,296    450,535
    Ess Dee Aluminium, Ltd................................     2,329     14,253
   *Essar Oil, Ltd........................................ 1,356,333  2,226,950
    Essar Ports, Ltd......................................   185,075    302,819
   *Essar Shipping, Ltd...................................    67,656     34,502
    Essel Propack, Ltd....................................    79,134     53,904
    Exide Industries, Ltd.................................   747,301  1,724,047
    FAG Bearings (India), Ltd.............................    15,456    448,126
    FDC, Ltd..............................................   240,810    419,079
    Federal Bank, Ltd.....................................   566,839  5,420,396
   *Federal-Mogul Goetze (India), Ltd.....................    18,608     70,327
    Financial Technologies (India), Ltd...................    93,126  1,971,121
    Finolex Cables, Ltd...................................    94,015    102,479
    Finolex Industries, Ltd...............................    87,267    130,429
   *Fortis Healthcare, Ltd................................   388,591    808,773
   *Fresenius Kabi Oncology, Ltd..........................    70,930    143,261
    Future Capital Holdings, Ltd..........................    73,894    252,007
    GAIL India, Ltd....................................... 1,037,994  6,732,807
    Gammon India, Ltd.....................................   141,648     96,101
   *Gammon Infrastructure Projects, Ltd...................   476,149    121,687
    Gateway Distriparks, Ltd..............................   184,194    467,959
    Geodesic, Ltd.........................................    81,233     23,699
    Gillette India, Ltd...................................    10,579    465,127
    Gitanjali Gems, Ltd...................................   255,015  2,714,923
    GlaxoSmithKline Pharmaceuticals, Ltd..................    41,212  1,582,033
    Glenmark Pharmaceuticals, Ltd.........................   196,299  1,851,040
    Glodyne Technoserve, Ltd..............................     4,622      1,395
   *GMR Infrastructure, Ltd............................... 3,517,790  1,255,584
    Godfrey Phillips India, Ltd...........................     5,046    317,378
    Godrej Consumer Products, Ltd.........................   195,906  2,638,317
    Godrej Industries, Ltd................................   215,610  1,243,602
    Godrej Properties, Ltd................................    31,120    366,074

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
   *Gokul Refoils & Solvent, Ltd.........................    55,538 $    39,498
    Graphite India, Ltd..................................   112,837     180,277
    Grasim Industries, Ltd...............................    28,007   1,580,657
   *Gravita India, Ltd...................................    25,887      80,401
    Great Eastern Shipping Co., Ltd......................   248,211   1,139,329
    Greaves Cotton, Ltd..................................   254,631     391,239
    Grindwell Norton, Ltd................................    11,963      57,273
    GRUH Finance, Ltd....................................    62,690     263,935
   *GTL Infrastructure, Ltd.............................. 1,083,313      68,283
    Gujarat Alkalies & Chemicals, Ltd....................   121,939     317,172
    Gujarat Fluorochemicals, Ltd.........................    76,058     418,065
    Gujarat Gas Co., Ltd.................................   137,194     805,824
    Gujarat Industries Power Co., Ltd....................    54,408      71,507
    Gujarat Mineral Development Corp., Ltd...............   256,358     925,528
    Gujarat Narmada Valley Fertilizers Co., Ltd..........   196,840     303,309
    Gujarat NRE Coke, Ltd................................ 1,031,620     395,747
    Gujarat State Fertilisers & Chemicals, Ltd...........   404,045     505,910
    Gujarat State Petronet, Ltd..........................   594,812     811,849
    Gulf Oil Corp., Ltd..................................    55,926      81,903
   *GVK Power & Infrastructure, Ltd...................... 3,897,483     952,698
   *Hathway Cable & Datacom, Ltd.........................   192,722     916,590
    Havells India, Ltd...................................   139,983   1,724,544
    HBL Power Systems, Ltd...............................   125,202      35,730
    HCL Infosystems, Ltd.................................   405,601     276,082
    HCL Technologies, Ltd................................   365,895   4,737,890
    HDFC Bank, Ltd....................................... 2,019,661  24,440,252
    HEG, Ltd.............................................    32,827     126,608
   *HeidelbergCement India, Ltd..........................   155,882     141,377
    Hero Honda Motors, Ltd. Series B.....................    71,328   2,416,541
   *Hexa Tradex, Ltd.....................................    69,387      47,280
    Hexaware Technologies, Ltd...........................   851,861   1,260,807
   *Himachal Futuristic Communications, Ltd.............. 1,610,084     287,354
    Himadri Chemicals & Industries, Ltd..................    39,450      16,364
    Hindalco Industries, Ltd............................. 4,544,088   9,900,717
    Hinduja Global Solutions, Ltd........................    10,967      61,326
    Hinduja Ventures, Ltd................................    10,967     116,105
   *Hindustan Construction Co., Ltd...................... 1,565,985     527,114
   *Hindustan Oil Exploration Co., Ltd...................   154,303     297,987
    Hindustan Petroleum Corp, Ltd........................   224,147   1,389,338
    Hindustan Unilever, Ltd..............................   866,474   7,655,831
    Honeywell Automation India, Ltd......................     7,160     341,623
   *Hotel Leelaventure, Ltd..............................   390,167     198,676
   *Housing Development & Infrastructure, Ltd............ 1,319,117   1,906,204
    HSIL, Ltd............................................    81,520     194,045
    HT Media, Ltd........................................    99,061     192,927
    ICICI Bank, Ltd......................................    19,793     441,341
    ICICI Bank, Ltd. Sponsored ADR.......................   621,658  28,471,936
   *ICRA, Ltd............................................     1,962      47,623
    IDBI Bank, Ltd.......................................   795,730   1,599,967
   *Idea Cellular, Ltd................................... 2,145,314   4,546,696
    IDFC, Ltd............................................ 1,943,833   6,210,961
    IFCI, Ltd............................................ 1,168,454     777,732
   *IL&FS Engineering and Construction Co., Ltd..........     6,603       7,827
   *IL&FS Transportation Networks, Ltd...................     2,137       7,966
    India Cements, Ltd................................... 1,126,857   1,840,721
    India Infoline, Ltd..................................   703,998   1,121,464
    Indiabulls Financial Services, Ltd...................   378,779   2,324,994
   *Indiabulls Infrastructure and Power, Ltd............. 2,185,548     269,115
   *Indiabulls Real Estate, Ltd..........................   740,864   1,071,456
    Indian Bank..........................................   340,366   1,290,301
    Indian Hotels Co., Ltd............................... 1,336,355   1,574,447

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Indian Oil Corp., Ltd................................ 1,014,643 $ 6,219,984
    Indian Overseas Bank.................................   846,785   1,293,720
    Indo Rama Synthetics (India), Ltd....................    52,177      24,305
    Indoco Remedies, Ltd.................................    19,035      21,850
    Indraprastha Gas, Ltd................................   239,999   1,167,327
    IndusInd Bank, Ltd...................................   308,479   2,523,164
    Info Edge (India), Ltd...............................    67,063     434,535
    Infosys, Ltd.........................................   225,217  11,830,562
   #Infosys, Ltd. Sponsored ADR..........................   335,436  17,684,186
    Infotech Enterprises, Ltd............................    86,795     284,389
    ING Vysya Bank, Ltd..................................    84,082     935,299
    Ingersoll-Rand India, Ltd............................    29,635     255,820
    Ipca Laboratories, Ltd...............................   131,050   1,211,457
    IRB Infrastructure Developers, Ltd...................   411,006     928,325
    ISMT, Ltd............................................    17,573       7,132
    ITC, Ltd............................................. 2,270,807  13,117,954
   *IVRCL Infrastructures & Projects, Ltd................ 1,274,374     821,080
    J.B. Chemicals & Pharmaceuticals, Ltd................    70,265     111,710
    Jagran Prakashan, Ltd................................   152,585     315,073
    Jai Corp., Ltd.......................................   160,592     220,286
   *Jain Irrigation Systems, Ltd.........................   927,665   1,310,519
    Jaiprakash Associates, Ltd........................... 3,930,839   6,443,467
   *Jaiprakash Power Ventures, Ltd....................... 2,407,663   1,604,079
    Jammu & Kashmir Bank, Ltd............................    83,396   2,148,931
    Jaypee Infratech, Ltd................................   383,579     358,982
    JBF Industries, Ltd..................................    60,038     141,568
   *Jet Airways (India), Ltd.............................    98,557   1,156,780
    Jindal Drilling & Industries, Ltd....................    14,415      65,822
    Jindal Poly Films, Ltd...............................    71,897     229,237
    Jindal Saw, Ltd......................................   526,612   1,073,233
   *Jindal South West Holdings, Ltd......................    10,439     118,497
   *Jindal Stainless, Ltd................................   160,955     190,849
    Jindal Steel & Power, Ltd............................ 1,009,574   7,962,805
    JK Cement, Ltd.......................................    28,906     175,237
    JK Lakshmi Cement, Ltd...............................   126,274     345,889
    JM Financial, Ltd.................................... 1,332,407     513,055
    JSW Energy, Ltd...................................... 2,016,820   2,693,062
   *JSW ISPAT Steel, Ltd................................. 2,088,439     451,039
    JSW Steel, Ltd.......................................   362,439   5,985,686
   *Jubilant Foodworks, Ltd..............................    60,281   1,359,435
    Jubilant Organosys, Ltd..............................   136,008     553,938
    Jyothy Laboratories, Ltd.............................   202,715     574,169
    Kajaria Ceramics, Ltd................................    99,447     399,997
    Kakinada Fertilizers, Ltd............................   245,677      51,777
    Kalpataru Power Transmission, Ltd....................    98,393     178,343
    Karnataka Bank, Ltd..................................   528,180   1,633,917
    Karur Vysya Bank, Ltd................................    91,174     905,499
   *Karuturi Global, Ltd.................................   465,788      25,855
    Kaveri Seed Co., Ltd.................................     6,220     159,529
    KEC International, Ltd...............................   317,274     364,857
    Kesoram Industries, Ltd..............................    41,828      95,887
    Kewal Kiran Clothing, Ltd............................        41         566
   *Kingfisher Airlines, Ltd.............................   773,078     185,102
   *Kirloskar Brothers, Ltd..............................     2,275       7,068
    Kirloskar Industries, Ltd............................     2,290      16,769
    Kirloskar Oil Engines, Ltd...........................    83,823     325,590
    Kotak Mahindra Bank, Ltd.............................   547,721   7,009,525
    KPIT Cummins Infosystems, Ltd........................   302,408     638,124
    KRBL, Ltd............................................   135,058      67,928
    KSB Pumps, Ltd.......................................    13,268      46,440
   *KSK Energy Ventures, Ltd.............................    42,495      46,773

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Lakshmi Machine Works, Ltd...........................    13,804 $   565,655
    Lakshmi Vilas Bank, Ltd..............................   106,241     207,129
   *Lanco Infratech, Ltd................................. 2,371,193     555,471
    Larsen & Toubro, Ltd.................................   451,366  13,109,965
    LIC Housing Finance, Ltd.............................   531,645   2,827,079
    Lupin, Ltd...........................................   253,549   2,892,275
    Madras Cements, Ltd..................................   271,841   1,235,458
   *Mahanagar Telephone Nigam, Ltd.......................   776,010     362,027
   *Mahanagar Telephone Nigam, Ltd. ADR..................    32,600      26,080
    Maharashtra Scooters, Ltd............................     2,000      18,049
    Maharashtra Seamless, Ltd............................    86,693     390,190
    Mahindra & Mahindra Financial Services, Ltd..........    84,605   1,675,369
    Mahindra & Mahindra, Ltd.............................   765,125  12,834,236
    Mahindra Holidays & Resorts India, Ltd...............     6,336      36,347
    Mahindra Lifespace Developers, Ltd...................    33,492     260,249
   *Manaksia, Ltd........................................    20,016      16,560
    Mandhana Industries, Ltd.............................    43,023     208,495
    Mangalore Refinery & Petrochemicals, Ltd............. 1,372,697   1,653,777
    Marico, Ltd..........................................   342,160   1,456,740
    Maruti Suzuki India, Ltd.............................   121,450   3,625,547
    MAX India, Ltd.......................................   488,767   2,295,167
    McLeod Russel (India), Ltd...........................   217,506   1,481,950
   *Mercator Lines, Ltd..................................   500,673     186,115
   *Merck, Ltd...........................................     7,397      91,753
    MindTree, Ltd........................................    52,625     785,296
    MOIL, Ltd............................................    14,708      69,919
    Monnet Ispat, Ltd....................................    67,077     317,186
    Monsanto India, Ltd..................................    12,917     155,355
    Motherson Sumi Systems, Ltd..........................   483,150   1,787,822
    Motilal Oswal Financial Services, Ltd................    16,385      33,377
    Mphasis, Ltd.........................................   197,293   1,380,407
    MRF, Ltd.............................................     5,110   1,262,861
    Mundra Port & Special Economic Zone, Ltd.............   595,794   1,713,091
    Nagarjuna Construction Co., Ltd...................... 1,081,961     948,072
   *Nagarjuna Oil Refinery, Ltd..........................   223,343      19,975
    Natco Pharma, Ltd....................................    57,243     497,948
    National Aluminium Co., Ltd.......................... 1,424,246   1,320,234
    Nava Bharat Ventures, Ltd............................    53,812     198,379
    Navneet Publications India, Ltd......................   246,427     296,262
    NESCO, Ltd...........................................    24,988     371,309
    Nestle India, Ltd....................................    20,494   1,832,264
    NHPC, Ltd............................................ 8,727,466   4,764,956
    NIIT Technologies, Ltd...............................   166,781     844,349
    NIIT, Ltd............................................   276,144     140,510
    Nitin Fire Protection Industries, Ltd................   385,988     519,467
    Noida Toll Bridge Co., Ltd...........................   192,455      80,423
    NTPC, Ltd............................................   779,966   2,301,274
    Oberoi Realty, Ltd...................................    72,617     396,933
    OCL India, Ltd.......................................    23,518      67,373
   *OCL Iron & Steel, Ltd................................     4,262       2,457
    Oil & Natural Gas Corp., Ltd......................... 1,031,671   6,612,962
    Oil India, Ltd.......................................   288,272   2,922,033
   *OMAXE, Ltd...........................................   244,441     746,446
    Opto Circuits India, Ltd.............................   329,920     496,677
   *Oracle Financial Services Software, Ltd..............    57,169   3,418,336
   *Orbit Corp., Ltd.....................................    69,708      58,032
    Orchid Chemicals & Pharmaceuticals, Ltd..............   134,629     220,640
    Orient Paper & Industries, Ltd.......................   194,227     287,317
    Oriental Bank of Commerce............................   277,777   1,749,319
    Orissa Minerals Development Co., Ltd.................     6,450     470,165
   *Oswal Chemical & Fertilizers, Ltd....................   175,169      93,028

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES..   VALUE++..
                                                          --------- -----------
INDIA -- (Continued)
    Page Industries, Ltd.................................     3,898 $   248,258
   *Panacea Biotec, Ltd..................................    18,368      44,467
   *Pantaloon Retail India, Ltd..........................     8,100      37,689
   *Parsvnath Developers, Ltd............................   362,071     280,596
    Patel Engineering, Ltd...............................    66,806      91,733
    Peninsula Land, Ltd..................................   201,313     256,852
    Persistent Systems, Ltd..............................    10,195     105,668
    Petronet LNG, Ltd....................................   682,746   1,944,131
    Pfizer, Ltd..........................................    11,008     237,637
    Phoenix Mills, Ltd...................................    42,006     217,514
    Pidilite Industries, Ltd.............................   254,866   1,117,945
   *Pipavav Defence & Offshore Engineering Co., Ltd......   833,240   1,370,285
    Piramal Enterprises, Ltd.............................   209,230   2,211,532
   *Plethico Pharmaceuticals, Ltd........................    54,968     365,473
    Polaris Financial Technology, Ltd....................    88,393     190,379
    Polyplex Corp., Ltd..................................    17,984      67,348
    Power Finance Corp., Ltd.............................   569,675   2,244,991
    Power Grid Corp. of India, Ltd....................... 1,592,217   3,298,360
    Praj Industries, Ltd.................................   360,290     312,355
    Prakash Industries, Ltd..............................    83,530      72,318
   *Prime Focus, Ltd.....................................   131,706     120,408
    Prism Cement, Ltd....................................   374,454     302,593
    Proctor & Gamble Hygiene & Health Care, Ltd..........     4,955     233,485
   *Prozone Capital Shopping Centres, Ltd................    27,200      18,638
    PTC India, Ltd.......................................   882,767   1,287,511
    Punj Lloyd, Ltd...................................... 1,176,642   1,168,521
    Punjab & Sind Bank...................................    71,128      96,448
    Radico Khaitan, Ltd..................................   246,381     687,039
    Rain Commodities, Ltd................................   396,813     253,351
    Rajesh Exports, Ltd..................................   191,974     487,314
   *Rallis India, Ltd....................................   238,783     587,906
   *Ranbaxy Laboratories, Ltd............................   315,529   2,669,155
    Raymond, Ltd.........................................   169,377   1,196,884
    Redington India, Ltd.................................   391,022     660,921
    REI Agro, Ltd........................................ 1,852,467     350,432
   *REI Six Ten Retail, Ltd..............................    55,035       3,665
    Reliance Capital, Ltd................................   403,679   3,608,276
    Reliance Communications, Ltd......................... 2,224,957   3,468,011
    Reliance Energy, Ltd.................................   408,053   3,957,496
    Reliance Industrial Infrastructure, Ltd..............     7,834      64,752
    Reliance Industries, Ltd............................. 2,627,963  43,840,480
   *Reliance Power, Ltd.................................. 1,925,135   3,347,364
    Rolta (India), Ltd...................................   453,696     537,350
    Ruchi Soya Industries, Ltd...........................   483,522     632,578
    Rural Electrification Corp., Ltd.....................   600,461   2,733,124
    S Mobility, Ltd......................................   121,918      77,277
   *S. Kumars Nationwide, Ltd............................   566,519     123,868
    Sadbhav Engineering, Ltd.............................    72,735     165,406
    Sanofi India, Ltd....................................    12,071     537,108
   *Sanwaria Agro Oils, Ltd..............................    81,779      52,519
   *Satyam Computer Services, Ltd........................ 1,276,320   2,874,598
    Schneider Electric Infrastructure, Ltd...............   103,052     167,890
    Sesa Goa, Ltd........................................ 1,582,013   5,546,753
   *Shasun Pharmaceuticals, Ltd..........................    33,980      68,125
   *Shipping Corp. of India, Ltd.........................   626,658     637,236
    Shiv-Vani Oil & Gas Exploration Services, Ltd........    19,863      23,431
    Shoppers Stop, Ltd...................................    63,757     533,218
    Shree Cement, Ltd....................................    15,378   1,291,817
   *Shree Renuka Sugars, Ltd............................. 2,221,540   1,228,990
    Shriram Transport Finance Co., Ltd...................   207,642   3,075,286
    Siemens, Ltd.........................................   101,200   1,241,178

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Simplex Infrastructures, Ltd.........................     4,792 $    16,561
    Sintex Industries, Ltd............................... 1,193,798   1,409,677
   *SITI Cable Network, Ltd..............................    79,022      37,621
    SJVN, Ltd............................................   577,367     245,747
    SKF (India), Ltd.....................................    42,455     462,549
    Sobha Developers, Ltd................................   211,658   1,705,181
    Solar Industries India, Ltd..........................     5,973     119,730
    South Indian Bank, Ltd............................... 2,143,116   1,095,232
   *SPML Infra, Ltd......................................     1,406       1,584
    SREI Infrastructure Finance, Ltd.....................   256,428     178,164
    SRF, Ltd.............................................    84,782     308,618
    State Bank of Bikaner & Jaipur.......................    44,058     392,572
    State Bank of India..................................   260,201  11,899,411
    State Bank of India Sponsored GDR....................     9,000     846,046
    Steel Authority of India, Ltd........................ 1,350,512   2,197,136
   *Sterling Biotech, Ltd................................   260,553      27,955
    Sterlite Industries (India), Ltd..................... 1,061,710   2,268,265
   #Sterlite Industries (India), Ltd. ADR................   576,415   4,893,763
    Sterlite Technologies, Ltd...........................   505,791     300,773
    Strides Arcolab, Ltd.................................   143,597   2,939,017
    Styrolution ABS India, Ltd...........................    16,430     206,505
   *Sun Pharma Advanced Research Co., Ltd................   307,278     679,473
    Sun Pharmaceuticals Industries, Ltd..................   359,864   4,841,030
    Sun TV Network, Ltd..................................   193,489   1,723,098
    Sundaram Finance, Ltd................................    10,572      97,454
    Sundaram-Clayton, Ltd................................     1,880      13,326
    Sundram Fastners, Ltd................................   110,095     101,575
    Supreme Industries, Ltd..............................    92,559     532,686
    Supreme Petrochem, Ltd...............................     3,242       4,031
    Surana Industries, Ltd...............................     1,534       4,063
   *Suzlon Energy, Ltd................................... 5,037,958   2,404,092
    Swaraj Engines, Ltd..................................     1,260      11,296
    Syndicate Bank.......................................   684,510   1,740,855
    Tamilnadu Newsprint & Papers, Ltd....................    36,247      71,092
    Tata Chemicals, Ltd..................................   277,059   1,861,365
    Tata Communications, Ltd.............................   298,044   1,297,516
   #Tata Communications, Ltd. ADR........................    67,427     585,266
    Tata Consultancy Services, Ltd.......................   483,062  12,202,929
    Tata Elxsi, Ltd......................................    27,785     116,230
    Tata Investment Corp., Ltd...........................    16,116     137,196
    Tata Motors, Ltd..................................... 1,689,345   9,387,849
   #Tata Motors, Ltd. Sponsored ADR......................   236,834   6,543,723
    Tata Power Co., Ltd.................................. 2,003,547   3,802,561
    Tata Steel, Ltd...................................... 1,154,281   8,833,858
    Tata Tea, Ltd........................................ 1,287,032   3,623,845
   *Tata Teleservices Maharashtra, Ltd................... 1,221,200     271,031
    Tech Mahindra, Ltd...................................    86,527   1,622,240
   *Techno Electric & Engineering Co., Ltd...............     4,776      16,959
    Texmaco Rail & Engineering, Ltd......................    79,270      95,439
    Thermax India, Ltd...................................    96,374   1,057,417
    Time Technoplast, Ltd................................   152,236     137,908
   *Timken India, Ltd....................................    54,549     186,181
    Titagarh Wagons, Ltd.................................    25,167     151,710
    Titan Industries, Ltd................................   362,798   1,915,996
    Torrent Pharmaceuticals, Ltd.........................    74,619     991,047
    Torrent Power, Ltd...................................   318,215   1,018,619
    Transport Corp of India, Ltd.........................    20,596      27,498
    Trent, Ltd...........................................    27,457     591,344
    Triveni Turbine, Ltd.................................   182,376     198,698
    TTK Prestige, Ltd....................................     8,747     551,912
    Tube Investments of India, Ltd.......................   187,200     684,235

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
   *Tulip IT Services, Ltd............................     181,468 $     64,378
   *TV18 Broadcast, Ltd...............................   2,021,882    1,281,271
    TVS Motor Co., Ltd................................     771,259      638,208
    UCO Bank..........................................     759,623    1,082,438
    Uflex, Ltd........................................     131,088      231,075
    Ultratech Cement, Ltd.............................     131,191    4,693,490
    Unichem Laboratories, Ltd.........................     145,714      515,495
    Union Bank of India, Ltd..........................     249,808    1,205,067
   *Unitech, Ltd......................................   6,921,300    4,823,001
   *United Bank of India..............................      42,270       58,791
    United Breweries, Ltd.............................     116,753    1,613,464
    United Phosphorus, Ltd............................   1,173,461    2,950,508
    United Spirits, Ltd...............................     232,581    7,888,443
   *Usha Martin, Ltd..................................     531,848      297,446
   *Vakrangee Software, Ltd...........................      17,907       22,543
   *Vardhman Special Steels, Ltd......................       5,275        2,781
    Vardhman Textiles, Ltd............................      28,018      140,727
   *V-Guard Industries, Ltd...........................      36,039      327,740
    Videocon Industries, Ltd..........................     269,381    1,030,309
    Vijaya Bank, Ltd..................................     558,925      622,807
    VIP Industries, Ltd...............................     257,414      393,883
    Voltamp Transformers, Ltd.........................       5,393       39,044
    Voltas, Ltd.......................................     562,915    1,038,902
    VST Industries, Ltd...............................      11,986      401,489
    WABCO India, Ltd..................................       7,089      208,150
    Welspun Corp., Ltd................................     452,299      838,047
    Wipro, Ltd........................................     686,504    5,304,810
   *Wockhardt, Ltd....................................      70,880    2,330,086
    Wyeth, Ltd........................................      16,794      284,119
    Yes Bank, Ltd.....................................     460,734    4,521,022
    Zee Entertainment Enterprises, Ltd................   1,139,130    4,957,971
   *Zee Learn, Ltd....................................     117,925       61,723
    Zensar Technologies, Ltd..........................      66,522      316,143
    Zuari Agro Chemicals, Ltd.........................      22,948      100,136
    Zuari Global, Ltd.................................      22,948       38,153
    Zydus Wellness, Ltd...............................      49,839      468,607
    Zylog Systems, Ltd................................      31,141       23,273
                                                                   ------------
TOTAL INDIA...........................................              783,516,019
                                                                   ------------
INDONESIA -- (3.1%)
   *PT Lippo Cikarang Tbk.............................     198,000       77,780
    PT Ace Hardware Indonesia Tbk.....................   4,079,500      318,653
    PT Adaro Energy Tbk...............................  47,603,000    8,067,569
    PT Adhi Karya Persero Tbk.........................   8,487,000    1,746,635
   *PT Agis Tbk.......................................  13,708,000      548,819
    PT Agung Podomoro Land Tbk........................     660,500       27,818
    PT AKR Corporindo Tbk.............................   7,387,300    2,941,026
   *PT Alam Sutera Realty Tbk.........................  61,816,000    4,889,070
    PT Aneka Tambang Persero Tbk......................  21,572,500    3,014,292
   *PT Arwana Citramulia Tbk..........................      43,000        8,570
    PT Asahimas Flat Glass Tbk........................     476,500      398,341
    PT Astra Agro Lestari Tbk.........................   1,490,500    2,885,269
    PT Astra Graphia Tbk..............................   2,146,000      330,933
    PT Astra International Tbk........................  28,290,500   21,359,893
   *PT Bakrie & Brothers Tbk.......................... 249,014,750      511,321
    PT Bakrie Sumatera Plantations Tbk................  55,083,500      515,715
   *PT Bakrie Telecom Tbk.............................  62,111,539      319,231
   *PT Bakrieland Development Tbk..................... 157,101,000      871,465
    PT Bank Bukopin Tbk...............................  25,671,000    1,766,707
    PT Bank Central Asia Tbk..........................  17,324,000   17,164,212
    PT Bank Danamon Indonesia Tbk.....................   7,971,554    4,991,580

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
INDONESIA -- (Continued)
    PT Bank Mandiri Persero Tbk.......................  19,714,018 $18,327,496
    PT Bank Negara Indonesia Persero Tbk..............  33,629,730  13,556,151
   *PT Bank Pan Indonesia Tbk.........................  20,757,500   1,408,558
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten
     Tbk..............................................   1,474,000     181,755
   *PT Bank Permata Tbk...............................      95,000      13,856
    PT Bank Rakyat Indonesia Persero Tbk..............  24,251,500  19,805,590
    PT Bank Tabungan Negara Persero Tbk...............  22,621,920   3,766,636
   *PT Bank Tabungan Pensiunan Nasional Tbk...........   2,048,000   1,040,946
   *PT Barito Pacific Tbk.............................   8,261,500     339,288
    PT Bayan Resources Tbk............................     950,000     877,988
   *PT Benakat Petroleum Energy Tbk...................     620,000       9,865
   *PT Berau Coal Energy Tbk..........................   4,640,500     109,782
   *PT Berlian Laju Tanker Tbk........................  26,853,166          --
   *PT Bhakti Investama Tbk...........................  88,896,900   4,520,960
    PT Bisi International Tbk.........................   6,833,000     561,924
   *PT Borneo Lumbung Energi & Metal Tbk..............   4,051,500     203,998
   *PT Budi Acid Jaya Tbk.............................   2,800,500      33,443
   *PT Bumi Resources Minerals Tbk....................     392,500       9,473
    PT Bumi Resources Tbk.............................  43,464,000   3,035,555
    PT Bumi Serpong Damai Tbk.........................  39,338,000   5,659,919
    PT BW Plantation Tbk..............................  10,859,000   1,438,680
   *PT Central Proteinaprima Tbk......................  22,741,500      60,706
   *PT Chandra Asri Petrochemical Tbk.................       7,000       2,274
    PT Charoen Pokphand Indonesia Tbk.................  12,481,660   4,978,677
    PT Ciputra Development Tbk........................  34,820,219   3,291,205
    PT Ciputra Property Tbk...........................     202,500      14,359
    PT Ciputra Surya Tbk..............................   6,468,000   1,694,985
    PT Citra Marga Nusaphala Persada Tbk..............   7,127,500   1,355,865
    PT Clipan Finance Indonesia Tbk...................   2,919,000     136,438
   *PT Darma Henwa Tbk................................  55,755,500     286,246
   *PT Davomas Adabi Tbk..............................   4,583,000      23,527
   *PT Delta Dunia Makmur Tbk.........................  22,607,500     499,460
   *PT Elnusa Tbk.....................................   4,668,500      83,885
   *PT Energi Mega Persada Tbk........................ 199,855,000   1,909,313
   *PT Exploitasi Energi Indonesia Tbk................   2,447,000      87,981
   *PT Fajar Surya Wisesa Tbk.........................      26,000       6,747
    PT Gajah Tunggal Tbk..............................   7,986,500   1,848,089
    PT Global Mediacom Tbk............................  23,781,000   5,314,263
    PT Gozco Plantations Tbk..........................  10,507,300     206,269
    PT Gudang Garam Tbk...............................   1,200,000   6,389,314
   *PT Hanson International Tbk.......................  15,788,500     511,108
    PT Harum Energy Tbk...............................   3,880,500   2,390,768
    PT Hexindo Adiperkasa Tbk.........................     915,000     629,540
    PT Holcim Indonesia Tbk...........................   9,799,500   3,121,727
   *PT Indah Kiat Pulp & Paper Corp. Tbk..............   8,176,000     604,603
    PT Indika Energy Tbk..............................  10,731,500   1,621,212
    PT Indo Tambangraya Megah Tbk.....................     922,500   3,927,061
    PT Indocement Tunggal Prakarsa Tbk................   3,570,000   7,972,723
   *PT Indofood CBP Sukses Makmur Tbk.................   2,541,500   2,090,117
    PT Indofood Sukses Makmur Tbk.....................  16,771,500  10,388,699
   *PT Indomobil Sukses Internasional Tbk.............   2,516,000   1,330,399
    PT Indorama Synthetics Tbk........................      12,500       1,727
    PT Indosat Tbk....................................   2,659,500   1,858,426
    PT Indosat Tbk ADR................................      26,890     937,116
   *PT Inovisi Infracom Tbk...........................     456,300     325,746
    PT Intiland Development Tbk.......................  26,131,800     899,131
    PT Japfa Comfeed Indonesia Tbk....................   4,156,200   2,989,767
    PT Jasa Marga Persero Tbk.........................   6,191,500   3,494,855
    PT Jaya Real Property Tbk.........................     352,500     123,049
    PT Kalbe Farma Tbk................................  40,745,000   4,556,240
   *PT Kawasan Industri Jababeka Tbk.................. 106,350,000   2,567,804

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    PT Lippo Karawaci Tbk.............................  92,251,062 $  9,762,429
   *PT Malindo Feedmill Tbk...........................   4,827,000    1,250,937
    PT Matahari Putra Prima Tbk.......................   9,240,272    1,159,763
   *PT Mayorah Indah Tbk..............................   1,517,250    3,205,645
    PT Medco Energi Internasional Tbk.................   7,528,500    1,214,201
    PT Media Nusantara Citra Tbk......................  12,315,093    3,006,260
    PT Mitra Adiperkasa Tbk...........................   4,201,000    2,763,191
   *PT Mitra International Resources Tbk..............   5,183,500       58,008
   *PT Modern Internasional Tbk.......................   1,312,000      129,212
    PT Multistrada Arah Sarana Tbk....................   3,155,000      119,843
   *PT Mutlipolar Corporation Tbk.....................   1,128,500       38,257
    PT Nippon Indosari Corpindo Tbk...................     158,000      101,462
   *PT Nusantara Infrastructure Tbk...................  11,357,500      232,215
    PT Pabrik Kertas Tjiwi Kimia Tbk..................   1,139,500      229,356
    PT Pakuwon Jati Tbk...............................  35,914,900    1,015,027
   *PT Panin Financial Tbk............................  94,902,000    1,715,964
    PT Panin Insurance Tbk............................   5,110,500      314,425
    PT Pembangunan Perumahan Persero Tbk..............  12,858,000    1,147,373
    PT Perusahaan Gas Negara Persero Tbk..............  15,906,500    7,636,400
   *PT Perusahaan Perkebunan London Sumatra
     Indonesia Tbk....................................  15,492,000    3,505,917
   *PT Petrosea Tbk...................................   1,183,500      236,129
   *PT Polaris Investama Tbk..........................     577,000       66,703
   *PT Polychem Indonesia Tbk.........................   5,557,000      202,632
    PT Ramayana Lestari Sentosa Tbk...................  14,811,500    1,778,019
    PT Resource Alam Indonesia Tbk....................   1,857,500      514,775
   *PT Salim Ivomas Pratama Tbk.......................     178,000       20,110
   *PT Samindo Resources Tbk..........................     277,500       22,823
    PT Sampoerna Agro Tbk.............................   4,251,059    1,015,076
    PT Samudera Indonesia Tbk.........................     117,000       48,668
    PT Selamat Sempurna Tbk...........................   2,938,000      723,976
    PT Semen Indonesia (Persero) Tbk..................   5,383,500    8,712,309
   *PT Sentul City Tbk................................ 110,731,500    2,903,177
    PT Sinar Mas Multiartha Tbk.......................      82,000       38,100
   *PT Sugih Energy Tbk...............................   6,248,500      241,051
    PT Summarecon Agung Tbk...........................  20,811,782    4,040,255
   *PT Surya Citra Media Tbk..........................     532,500      130,133
    PT Surya Semesta Internusa Tbk....................  17,701,000    2,528,728
   *PT Suryainti Permata Tbk..........................   3,098,000       28,308
    PT Tambang Batubara Bukit Asam Persero Tbk........   2,335,500    3,722,698
    PT Telekomunikasi Indonesia Persero Tbk...........   5,208,000    5,216,103
    PT Telekomunikasi Indonesia Persero Tbk
      Sponsored ADR...................................     240,108    9,520,282
    PT Tiga Pilar Sejahtera Food Tbk..................   9,927,339    1,162,369
    PT Timah Persero Tbk..............................  14,777,000    2,504,766
   *PT Total Bangun Persada TbK.......................   7,014,000      734,475
   *PT Tower Bersama Infrastructure Tbk...............   2,601,000    1,575,339
   *PT Trada Maritime Tbk.............................  25,924,487    3,516,493
    PT Trias Sentosa Tbk..............................   3,690,500      130,823
   *PT Trimegah Securities Tbk........................   5,343,500       64,789
   *PT Truba Alam Manunggal Engineering Tbk...........  15,388,500       78,996
    PT Tunas Baru Lampung Tbk.........................   6,608,000      322,864
    PT Tunas Ridean Tbk...............................   8,143,000      752,379
    PT Ultrajaya Milk Industry & Trading Co. Tbk......      46,500        7,882
    PT Unilever Indonesia Tbk.........................   1,603,000    3,630,337
    PT United Tractors Tbk............................   4,419,746    8,985,730
    PT Vale Indonesia Tbk.............................  11,501,250    3,245,957
    PT Wijaya Karya Persero Tbk.......................  13,433,500    2,277,209
    PT XL Axiata Tbk..................................   6,439,500    3,309,078
                                                                   ------------
TOTAL INDONESIA.......................................              340,803,609
                                                                   ------------
ISRAEL -- (0.0%)
    Delta-Galil Industries, Ltd.......................           1           11

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
   *Electra Real Estate, Ltd............................          1 $         2
   *Formula Systems (1985), Ltd.........................         --           5
   *Formula Vision Technologies, Ltd....................         --          --
   *Koor Industries, Ltd................................          1          11
    Mivtach Shamir Holdings, Ltd........................      9,488     215,980
   *Naphtha Israel Petroleum Corp., Ltd.................          1           4
   *Osem Investments, Ltd...............................         --           8
   *Super-Sol, Ltd. Series B............................         --           1
                                                                    -----------
TOTAL ISRAEL............................................                216,022
                                                                    -----------
MALAYSIA -- (3.4%)
    Aeon Co. (M) Berhad.................................    374,300   1,524,321
    Aeon Credit Service M Berhad........................     88,560     296,264
    Affin Holdings Berhad...............................  1,979,200   2,095,932
    AirAsia Berhad......................................  4,482,400   4,006,262
   *Alam Maritim Resources Berhad.......................  1,728,300     467,052
    Alliance Financial Group Berhad.....................  3,812,000   5,239,229
    AMMB Holdings Berhad................................  5,125,550  10,493,731
    Amway (Malaysia) Holdings Berhad....................     99,000     351,614
    Ann Joo Resources Berhad............................    821,850     343,789
    APM Automotive Holdings Berhad......................    218,800     395,544
    Axiata Group Berhad.................................  3,518,625   7,135,286
    Batu Kawan Berhad...................................    345,350   2,048,308
   *Benalec Holdings Berhad.............................  1,373,700     522,009
   *Berjaya Assets Berhad...............................    156,600      43,829
    Berjaya Corp. Berhad................................  7,147,400   1,230,643
    Berjaya Land Berhad.................................  2,769,200     739,430
    Berjaya Sports Toto Berhad..........................  1,462,827   2,048,793
    BIMB Holdings Berhad................................  1,628,300   1,582,607
   *Bolton Berhad.......................................    265,545      68,364
   *Boustead Heavy Industries Corp. Berhad..............    226,400     158,705
    Boustead Holdings Berhad............................  1,869,792   2,912,694
    British American Tobacco (Malaysia) Berhad..........    182,000   3,360,210
   *Bumi Armada Berhad..................................  1,024,900   1,243,891
    Bursa Malaysia Berhad...............................  1,302,700   2,775,945
    Cahya Mata Sarawak Berhad...........................    458,100     445,247
   *Can-One Berhad......................................      9,800       7,034
    Carlsberg Brewery Berhad............................    386,400   1,478,882
   *Carotech Berhad.....................................     44,425         286
    CB Industrial Product Holding Berhad................    805,960     687,508
    Chemical Co. of (Malaysia) Berhad...................    111,000      30,710
    CI Holdings Berhad..................................     35,900      11,431
    CIMB Group Holdings Berhad.......................... 10,332,814  23,976,598
    Coastal Contracts Berhad............................    888,377     580,503
    CSC Steel Holdings Berhad...........................    439,800     168,453
    Dayang Enterprise Holdings Berhad...................    628,075     511,464
    Dialog Group Berhad.................................  4,082,373   3,035,940
    DiGi.Com Berhad.....................................  4,046,720   6,408,264
    Dijaya Corp. Berhad.................................    459,000     150,745
    DRB-Hicom Berhad....................................  5,084,900   4,206,372
    Dutch Lady Milk Industries Berhad...................     60,000     817,783
    Eastern & Oriental Berhad...........................  4,319,382   2,127,202
    ECM Libra Financial Group Berhad....................    982,737     275,223
   *Elk-Desa Resources Berhad...........................    105,199      43,001
    Evergreen Fibreboard Berhad.........................    741,700     143,209
    Faber Group Berhad..................................  1,006,000     462,097
   *Fountain View Development Berhad....................     31,500          --
    Fraser & Neave Holdings Berhad......................    177,000   1,041,477
    Gamuda Berhad.......................................  6,534,400   7,824,177
    Genting (Malaysia) Berhad...........................  9,023,000  10,659,820
    Genting Berhad......................................  4,561,600  13,944,577

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    Genting Plantations Berhad............................   845,500 $2,241,227
    Globetronics Technology Berhad........................   371,720    208,710
    Glomac Berhad......................................... 1,481,000    407,606
   *Goldis Berhad.........................................   430,012    277,125
   *Green Packet Berhad................................... 1,444,500    187,909
    Guan Chong Berhad.....................................    84,600     46,338
    Guinness Anchor Berhad................................   359,600  1,875,147
    GuocoLand (Malaysia) Berhad...........................   636,600    170,099
    Hai-O Enterprise Berhad...............................   415,300    320,703
    Hap Seng Consolidated Berhad.......................... 3,440,640  1,804,902
    Hap Seng Plantations Holdings Berhad.................. 1,098,700    969,160
    Hartalega Holdings Berhad.............................   468,200    675,372
   *Ho Wah Genting Berhad................................. 1,994,300    163,616
    Hock Seng Lee Berhad..................................   551,712    262,978
    Hong Leong Bank Berhad................................ 1,097,260  5,027,945
    Hong Leong Financial Group Berhad.....................   536,000  2,373,910
    Hong Leong Industries Berhad..........................   206,000    291,644
   *Hovid Berhad..........................................   177,700     13,438
   *Hua Yang Berhad.......................................   146,600     76,508
   *Hubline Berhad........................................   209,100      4,035
   *Hunza Properties Berhad...............................    97,600     46,434
    Hwang-DBS (Malaysia) Berhad...........................   131,800    157,737
    IGB Corp. Berhad...................................... 4,160,299  3,129,980
   *IGB REIT Berhad.......................................    68,644     30,043
    IJM Corp. Berhad...................................... 5,115,710  8,301,827
    IJM Land Berhad....................................... 1,476,500  1,022,478
    IJM Plantations Berhad................................ 1,035,800    986,712
   *Inch Kenneth Kajang Rubber Berhad.....................    49,400     15,186
   *Insas Berhad..........................................   639,302     86,404
    Integrated Logistics Berhad...........................   111,735     32,741
    Integrax Berhad.......................................   178,500     73,591
    IOI Corp. Berhad...................................... 4,684,577  7,494,054
    Iris Corp. Berhad..................................... 1,102,200     58,451
   *Jaks Resources Berhad................................. 1,588,600    173,904
    Jaya Tiasa Holdings Berhad............................ 1,071,239    648,466
    JCY International Berhad.............................. 2,184,200    442,579
    JobStreet Corp. Berhad................................    22,600     17,484
    JT International Berhad...............................   141,800    294,308
    K & N Kenanga Holdings Berhad.........................   716,400    133,752
   *Karambunai Corp. Berhad............................... 4,574,700    169,556
    Keck Seng (Malaysia) Berhad...........................   316,300    424,950
    Kian Joo Can Factory Berhad........................... 1,408,980  1,011,905
    Kim Loong Resources Berhad............................   259,020    184,214
   *Kinsteel Berhad....................................... 2,119,300    197,725
    KLCC Property Holdings Berhad......................... 1,100,800  2,227,928
   *KNM Group Berhad...................................... 6,104,068    942,934
    Kossan Rubber Industries Berhad.......................   723,600    778,512
    KPJ Healthcare Berhad................................. 1,198,750  2,203,387
    KrisAssets Holdings Berhad............................    13,100        272
    KSK Group Berhad...................................... 2,867,600    549,182
   *KSL Holdings Berhad...................................   506,566    270,502
    Kuala Lumpur Kepong Berhad............................   602,622  4,209,228
   *KUB (Malaysia) Berhad................................. 1,459,400    190,394
    Kulim (Malaysia) Berhad............................... 2,470,600  2,865,737
   *Kumpulan Europlus Berhad..............................   994,200    280,131
    Kumpulan Fima Berhad..................................   640,200    375,128
    Kumpulan Perangsang Selangor Berhad...................   583,400    175,330
    Kwantas Corp. Berhad..................................    23,900     14,162
    Lafarge Malayan Cement Berhad......................... 1,135,900  3,396,762
   *Land & General Berhad................................. 1,710,400    211,919
   *Landmarks Berhad...................................... 1,134,492    355,885

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
MALAYSIA -- (Continued)
    LBS Bina Group Berhad...............................   419,000 $   115,273
    Lingkaran Trans Kota Holdings Berhad................   570,900     784,124
    Lingui Development Berhad...........................   439,200     229,003
   *Lion Corp. Berhad...................................   513,980      53,780
    Lion Diversified Holdings Berhad....................   615,000      54,481
    Lion Forest Industries Berhad.......................    37,800      15,422
    Lion Industries Corp. Berhad........................ 2,301,400     696,498
    LPI Capital Berhad..................................    52,200     225,194
    Mah Sing Group Berhad............................... 1,310,480     962,517
    Malayan Banking Berhad.............................. 8,935,112  25,535,898
    Malayan Flour Mills Berhad..........................   818,500     319,031
    Malaysia Airports Holdings Berhad................... 1,199,935   2,128,756
    Malaysia Building Society Berhad....................   768,874     558,930
   *Malaysia Marine and Heavy Engineering Holdings
     Berhad.............................................   527,700     715,990
   *Malaysian Airline System Berhad..................... 2,963,366     658,417
    Malaysian Bulk Carriers Berhad...................... 1,137,323     490,490
    Malaysian Pacific Industries Berhad.................   271,925     219,686
    Malaysian Resources Corp. Berhad.................... 6,290,100   2,812,198
    Maxis Berhad........................................ 2,438,715   5,000,403
    MBM Resources Berhad................................   638,610     715,996
    Media Chinese International, Ltd. Berhad............   335,200     120,741
    Media Prima Berhad.................................. 3,305,720   2,372,579
    Mega First Corp. Berhad.............................   167,300      86,213
   *MISC Berhad......................................... 1,396,360   1,999,540
   *MK Land Holdings Berhad.............................   997,300      99,576
    MKH Berhad..........................................   174,856      98,486
    MMC Corp. Berhad.................................... 3,094,800   2,427,938
    MNRB Holdings Berhad................................   536,500     435,399
    Mudajaya Group Berhad...............................   924,133     761,502
    Muhibbah Engineering Berhad......................... 1,797,400     491,560
   *Mulpha International Berhad......................... 7,885,400     976,822
    My EG Services Berhad...............................   921,700     232,908
    Naim Holdings Berhad................................   741,100     448,367
    NCB Holdings Berhad.................................   132,600     190,349
    Nestle (Malaysia) Berhad............................    65,100   1,221,928
    Notion VTEC Berhad..................................   445,952     107,655
    NTPM Holdings Berhad................................   669,600      96,995
    Nylex (Malaysia) Berhad.............................   104,843      16,863
    Oldtown Berhad......................................   138,500      98,399
    Oriental Holdings Berhad............................   606,340   1,645,280
    OSK Holdings Berhad................................. 1,226,445     575,905
    P.I.E. Industrial Berhad............................    54,600      75,679
   *Padini Holdings Berhad.............................. 1,088,100     634,049
    Panasonic Manufacturing (Malaysia) Berhad...........    68,000     442,145
    Paramount Corp. Berhad..............................   464,760     231,815
    Parkson Holdings Berhad............................. 2,227,055   3,464,291
    PBA Holdings Berhad.................................   172,500      48,342
    Pelikan International Corp. Berhad..................   418,822      93,084
   *Perdana Petroleum Berhad............................ 1,241,300     451,216
   *Perisai Petroleum Teknologi Berhad.................. 1,870,300     620,899
    Petronas Chemicals Group Berhad..................... 4,027,900   7,714,377
    Petronas Dagangan Berhad............................   528,000   3,873,489
    Petronas Gas Berhad................................. 1,017,408   6,080,931
    PJ Development Holdings Berhad......................   513,200     130,520
    POS (Malaysia) Berhad............................... 1,378,700   1,574,765
    PPB Group Berhad.................................... 1,330,000   5,331,236
    Press Metal Berhad..................................   644,900     382,031
    Protasco Berhad.....................................   260,000      81,922
    Public Bank Berhad Foreign Market Shares............ 1,120,656   5,597,566
   *Puncak Niaga Holdings Berhad........................   506,060     195,362
    QL Resources Berhad.................................   917,240     908,241

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    RCE Capital Berhad..................................    840,450 $    67,546
    RHB Capital Berhad..................................  2,370,683   5,904,396
   *Rimbunan Sawit Berhad...............................    377,500      95,389
    Salcon Berhad.......................................    445,500      59,512
   *Sapurakencana Petroleum Berhad......................  5,285,088   4,968,668
    Sarawak Oil Palms Berhad............................    364,760     670,278
    Sarawak Plantation Berhad...........................     18,900      15,218
    Scientex Berhad.....................................    120,464     117,048
   *Scomi Group Berhad..................................  5,722,800     644,890
    Selangor Dredging Berhad............................    366,400      93,701
    Selangor Properties Berhad..........................     59,900      66,512
    Shangri-La Hotels (Malaysia) Berhad.................    322,200     394,701
    Shell Refining Co. Federation of Malaysia Berhad....    224,700     593,855
    SHL Consolidated Berhad.............................    202,800      84,802
    Sime Darby Berhad...................................  3,941,524  11,802,266
   *Sino Hua-An International Berhad....................    939,700      45,259
    Star Publications (Malaysia) Berhad.................    746,200     629,186
    Subur Tiasa Holdings Berhad.........................    118,860      75,471
   *Sunway Berhad.......................................  1,668,270   1,288,417
    Supermax Corp. Berhad...............................  2,743,650   1,695,765
    Suria Capital Holdings Berhad.......................    208,750     106,823
    Syarikat Takaful Malaysia Berhad....................     96,300     168,960
    Ta Ann Holdings Berhad..............................    571,186     676,795
    TA Enterprise Berhad................................  4,487,500     728,776
    TA Global Berhad....................................  1,600,240     120,919
    Tan Chong Motor Holdings Berhad.....................    989,300   1,600,849
    Tasek Corp. Berhad..................................     37,100     167,287
    TDM Berhad..........................................    646,300     695,685
    Telekom (Malaysia) Berhad...........................  2,048,800   3,660,228
    Tenaga Nasional Berhad..............................  3,739,481   8,432,233
   *TH Heavy Engineering Berhad.........................  2,991,234     467,337
   *TH Plantations Berhad...............................    941,100     615,470
    Three-A Resources Berhad............................    168,300      55,771
   *Time Dotcom Berhad..................................  1,420,660   1,691,918
    Time Engineering Berhad.............................  1,085,800      94,422
    Top Glove Corp. Berhad..............................  1,263,380   2,127,246
    Tradewinds (Malaysia) Berhad........................    468,300   1,396,243
    Tradewinds Corp. Berhad.............................    731,500     247,163
    Tradewinds Plantation Berhad........................    160,800     221,820
    TRC Synergy Berhad..................................    384,192      68,065
   *Trinity Corp. Berhad................................    700,000      10,150
    TSH Resources Berhad................................  1,046,100     707,477
    Uchi Technologies Berhad............................    747,000     281,285
   *UEM Land Holdings Berhad............................  5,854,045   4,146,025
    UMW Holdings Berhad.................................  1,566,106   6,120,184
    Unico-Desa Plantations Berhad.......................  1,068,193     382,356
    Unisem (Malaysia) Berhad............................  2,262,320     750,835
    United Malacca Berhad...............................    189,650     427,704
    United Plantations Berhad...........................    150,900   1,261,434
   *UOA Development Berhad..............................    495,100     270,932
    VS Industry Berhad..................................    167,208      74,287
    Wah Seong Corp. Berhad..............................  1,232,712     654,751
    WCT Berhad..........................................  2,504,085   1,780,757
    Wing Tai (Malaysia) Berhad..........................    370,100     226,313
    WTK Holdings Berhad.................................  1,534,950     447,164
   *Yinson Holdings Berhad..............................     29,800      21,115
    YNH Property Berhad.................................  1,119,199     706,189
    YTL Corp. Berhad.................................... 12,027,320   6,383,626
    YTL e-Solutions Berhad..............................    747,100     157,446
   *YTL Land & Development Berhad.......................    872,700     247,195
    YTL Power International Berhad......................  6,537,854   3,198,761

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
   *Zelan Berhad........................................   553,600 $     44,606
    Zhulian Corp Berhad.................................   390,966      352,846
                                                                   ------------
TOTAL MALAYSIA..........................................            367,742,081
                                                                   ------------
MEXICO -- (5.3%)
    Alfa S.A.B. de C.V. Series A........................ 9,895,770   23,893,802
  #*Alsea S.A.B. de C.V................................. 1,465,765    3,389,292
    America Movil S.A.B. de C.V. Series L............... 4,095,750    5,166,960
    America Movil S.A.B. de C.V. Series L ADR........... 2,014,399   50,682,279
   #Arca Continental S.A.B. de C.V...................... 1,805,216   13,766,359
  #*Axtel S.A.B. de C.V................................. 3,855,459    1,067,373
   *Banregio Grupo Financiero S.A.B. de C.V.............    51,003      240,562
  #*Bio Pappel S.A.B. de C.V............................    54,847       71,349
    Bolsa Mexicana de Valores S.A. de C.V............... 1,436,584    3,632,531
   *Cemex S.A.B. de C.V.................................   192,604      209,500
   *Cemex S.A.B. de C.V. Sponsored ADR.................. 4,236,971   45,971,133
    Cia Minera Autlan S.A.B. de C.V. Series B...........   399,542      438,363
    Coca-Cola Femsa S.A.B. de C.V. Series L.............   101,500    1,606,249
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR........    85,176   13,464,622
   #Compartamos S.A.B. de C.V........................... 2,050,744    3,185,487
  #*Consorcio ARA S.A.B. de C.V. Series *............... 3,491,893    1,307,270
   #Controladora Comercial Mexicana S.A.B. de C.V.
       Series B......................................... 2,824,416   10,291,727
    Corp Actinver S.A.B. de C.V.........................     3,200        2,894
  #*Corporacion GEO S.A.B. de C.V. Series B............. 3,284,556    3,849,109
  #*Corporacion Interamericana de Entramiento S.A.B.
       de C.V. Series B.................................   222,600      161,944
    Corporacion Moctezuma S.A.B. de C.V. Series *.......   392,200    1,193,140
  #*Desarrolladora Homex S.A.B. de C.V..................   899,511    2,191,721
  #*Desarrolladora Homex S.A.B. de C.V. ADR.............    46,148      673,299
   *Dine S.A.B. de C.V..................................     7,300        2,297
    El Puerto de Liverpool S.A.B. de C.V. Series C-1....   422,860    4,689,354
   *Empresas ICA S.A.B. de C.V.......................... 2,539,177    7,610,781
   *Empresas ICA S.A.B. de C.V. Sponsored ADR...........   312,379    3,739,177
  #*Financiera Independencia S.A.B. de C.V..............   246,788       95,108
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR.....................................   439,476   47,415,066
  #*Genomma Lab Internacional S.A.B. de C.V. Series B... 1,927,492    4,402,370
   *Gruma S.A.B. de C.V. ADR............................     6,300       83,790
  #*Gruma S.A.B. de C.V. Series B....................... 1,724,425    5,705,768
   *Grupo Aeromexico S.A.B. de C.V......................    16,096       23,268
   #Grupo Aeroportuario del Centro Norte S.A.B. de
     C.V................................................   500,087    1,672,384
    Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR..........................................       100        2,662
   #Grupo Aeroportuario del Pacifico S.A.B. de C.V.
     ADR................................................   134,541    8,373,832
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Series B..........................................   442,931    2,762,527
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.. 26,749 3,194,098 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Series B..........................................   669,445    7,996,737
   #Grupo Bimbo S.A.B. de C.V. Series A................. 4,140,092   10,729,086
    Grupo Carso S.A.B. de C.V. Series A-1............... 1,743,751    8,475,596
   *Grupo Cementos de Chihuahua S.A.B. de C.V...........   211,154      739,021
    Grupo Comercial Chedraui S.A. de C.V................ 1,150,723    3,995,755
    Grupo Elektra S.A.B. de C.V.........................    45,167    2,101,229
  #*Grupo Famsa S.A.B. de C.V. Series A................. 1,312,465    1,775,471
    Grupo Financiero Banorte S.A.B. de C.V. Series O.... 7,243,583   49,854,966
   #Grupo Financiero Inbursa S.A.B. de C.V. Series O.... 6,116,836   17,150,772
    Grupo Gigante S.A.B. de C.V. Series*................    41,000       81,261
    Grupo Herdez S.A.B. de C.V. Series *................   539,553    1,705,915
    Grupo Industrial Maseca S.A.B. de C.V. Series B.....    44,200       54,231
    Grupo Industrial Saltillo S.A.B. de C.V.............    65,500      157,123
    Grupo Kuo S.A.B. de C.V. Series B...................   198,810      523,036
   *Grupo Mexicano de Desarrollo S.A.B. de C.V..........    13,000        7,965
    Grupo Mexico S.A.B. de C.V. Series B................ 8,798,279   32,730,766
   #Grupo Modelo S.A.B. de C.V. Series C................ 1,241,740   10,596,384
   *Grupo Pochteca S.A.B. de C.V........................ 1,115,641      501,901

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MEXICO -- (Continued)
   *Grupo Simec S.A. de C.V. Series B.................    539,957 $  2,688,191
  #*Grupo Simec S.A. de C.V. Sponsored ADR............      2,613       38,725
   *Grupo Sports World S.A.B. de C.V..................     59,934       85,131
   #Grupo Televisa S.A.B..............................    893,469    5,007,519
    Grupo Televisa S.A.B. Sponsored ADR...............  1,591,900   44,589,119
  #*Impulsora del Desarrollo y El Empleo en America
       Latina S.A.B. de C.V...........................  1,923,180    4,046,141
   #Industrias Bachoco S.A.B. de C.V. Series B........     36,545       84,791
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR...      7,273      202,335
   *Industrias CH S.A.B. de C.V. Series B.............    934,700    7,705,728
    Industrias Penoles S.A.B. de C.V..................    209,792   10,285,659
   *Inmuebles Carso S.A.B. de C.V. Series B-1.........  2,196,725    1,900,490
    Kimberly Clark de Mexico S.A.B. de C.V. Series A..  3,535,981    9,961,685
    Megacable Holdings S.A.B. de C.V..................    185,701      490,009
    Mexichem S.A.B. de C.V. Series *..................  1,981,138   11,203,170
  #*Minera Frisco S.A.B. de C.V. Series A-1...........  1,010,100    4,341,620
   *OHL Mexico S.A.B. de C.V..........................    967,851    2,192,291
   #Organizacion Soriana S.A.B. de C.V. Series B......  3,047,603   11,807,286
   *Promotora y Operadora de Infraestructura S.A.B.
     de C.V...........................................    456,962    3,263,706
   *Qualitas Controladora S.A.B. de C.V...............    169,259      298,459
  #*Sare Holding S.A.B. de C.V........................    449,700       33,600
    TV Azteca S.A.B. de C.V...........................  3,909,318    2,761,052
  #*Urbi Desarrollos Urbanos S.A.B. de C.V............  1,795,501    1,043,584
   *Vitro S.A.B. de C.V. Series A.....................    193,764      304,790
    Wal-Mart de Mexico S.A.B. de C.V. Series V........  6,715,432   21,734,072
                                                                  ------------
TOTAL MEXICO..........................................             571,475,815
                                                                  ------------
PERU -- (0.2%)
   *Cementos Pacasmayo S.A. ADR.......................        806       10,817
    Cia de Minas Buenaventura S.A. ADR................    157,651    4,664,893
    Credicorp, Ltd....................................    110,678   17,346,563
                                                                  ------------
TOTAL PERU............................................              22,022,273
                                                                  ------------
PHILIPPINES -- (1.5%)
    A. Soriano Corp...................................    818,000      114,461
    Aboitiz Equity Ventures, Inc......................  3,551,300    4,853,454
    Aboitiz Power Corp................................  4,088,500    3,830,684
    Alliance Global Group, Inc........................ 24,695,294   11,481,831
    Alsons Consolidated Resources, Inc................    552,000       17,274
   *Atlas Consolidated Mining & Development...........  2,852,900    1,543,105
    Ayala Corp. Series A..............................    494,155    6,908,682
    Ayala Land, Inc...................................  8,912,320    6,352,879
    Bank of the Philippine Islands....................  2,713,953    6,681,576
   *BDO Unibank, Inc..................................  4,534,609    8,574,125
   *Belle Corp........................................ 13,640,100    1,699,103
   *Cebu Air, Inc.....................................  1,017,860    1,550,373
    Cebu Holdings, Inc................................  2,065,000      216,434
    China Banking Corp................................    429,010      595,637
    COL Financial Group, Inc..........................    114,700       53,589
   *Cyber Bay Corp....................................  3,846,000       75,744
    DMCI Holdings, Inc................................  2,228,800    3,012,744
    EEI Corp..........................................    318,500       90,076
   *Empire East Land Holdings, Inc.................... 18,559,000      469,336
    Energy Development Corp........................... 16,944,500    2,980,685
    Filinvest Land, Inc............................... 73,623,687    3,146,371
   *First Gen Corp....................................  4,411,700    2,867,823
    First Philippines Holdings Corp...................  1,206,760    3,046,721
   *Global Estate Resorts, Inc........................  5,006,000      263,617
    Globe Telecom, Inc................................    100,380    2,654,221
    International Container Terminal Services, Inc....  2,404,272    4,497,321
    JG Summit Holdings, Inc...........................    876,700      860,798
    Jollibee Foods Corp...............................    879,887    2,373,594

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (Continued)
   *Lafarge Republic, Inc.............................   2,454,960 $    691,990
   *Lepanto Consolidated Mining Co. Series B..........  16,856,207      505,732
    Lopez Holdings Corp...............................   9,665,700    1,736,508
    Manila Electric Co................................     350,070    2,499,864
    Manila Water Co., Inc.............................   2,904,500    2,562,737
   *Megawide Construction Corp........................      29,500       13,322
    Megaworld Corp....................................  65,057,600    5,387,155
    Metro Bank & Trust Co.............................   2,646,632    6,858,604
   *Metro Pacific Corp. Series A......................     225,000       11,503
    Metro Pacific Investments Corp....................  32,732,000    4,191,006
   *Pepsi-Cola Products Philippines, Inc..............   4,904,600      770,641
    Philex Mining Corp................................     770,250      332,267
   *Philex Petroleum Corp.............................      35,000       28,819
    Philippine Long Distance Telephone Co.............       9,640      663,873
    Philippine Long Distance Telephone Co. Sponsored
      ADR.............................................      38,300    2,637,721
   *Philippine National Bank..........................   1,211,740    2,952,265
    Philippine Stock Exchange, Inc....................      67,020      757,210
    Philodrill Corp................................... 228,100,000      235,535
   *Philtown Properties, Inc..........................      16,675          631
    PhilWeb Corp......................................   1,600,940      557,876
   *Phoenix Petroleum Philippines, Inc................      59,200       15,728
   *RFM Corp..........................................   4,328,500      513,216
    Rizal Commercial Banking Corp.....................   1,363,919    2,282,100
   *Robinson's Land Corp. Series B....................   9,097,550    4,790,146
    San Miguel Corp...................................   1,216,040    3,358,795
    Security Bank Corp................................   1,005,222    4,293,766
   *Semirara Mining Corp..............................     269,720    1,631,466
    Shang Properties, Inc.............................     174,286       13,332
    SM Development Corp...............................   8,687,062    1,283,903
    SM Investments Corp...............................     410,510    9,599,868
    SM Prime Holdings, Inc............................  16,505,032    7,111,993
    Union Bank of Philippines.........................     797,810    2,365,261
    Universal Robina Corp.............................   2,988,800    6,428,180
    Vista Land & Lifescapes, Inc......................  19,856,100    2,528,742
                                                                   ------------
TOTAL PHILIPPINES.....................................              160,424,013
                                                                   ------------
POLAND -- (1.4%)
    Agora SA..........................................     186,443      539,797
   *Alchemia SA.......................................     151,926      243,778
   *AmRest Holdings SE................................      36,358    1,027,048
    Apator SA.........................................      24,049      253,604
    Asseco Poland SA..................................     323,248    4,704,865
   *ATM SA............................................      24,574       92,324
    ATM Systemy Informatyczne SA......................      23,413       12,149
    Bank Handlowy w Warszawie SA......................     111,584    3,456,545
   *Bank Millennium SA................................   1,571,611    2,322,939
    Bank Pekao SA.....................................     160,700    7,904,050
   *Bank Zackodni WBK SA..............................       8,903      723,936
   *Barlinek SA.......................................      30,019        8,834
   *Bioton SA.........................................   8,698,900      196,986
   *Boryszew SA.......................................   4,747,094      858,984
   *BRE Bank SA.......................................      43,859    4,591,212
    Budimex SA........................................      26,715      579,055
    CCC SA............................................      20,220      469,985
   *CD Projekt Red SA.................................     290,449      631,354
   *Ciech SA..........................................     171,687    1,166,422
   *Cinema City International NV......................      26,916      222,240
   *City Interactive SA...............................      18,563      161,602
   *Colian SA.........................................      52,481       35,785
    ComArch SA........................................       7,433      207,222
   *Cyfrowy Polsat SA.................................     184,077      997,700

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
    Debica SA...........................................    10,995 $    238,487
    Dom Development SA..................................     9,946      115,993
    Elektrobudowa SA....................................     2,716      122,906
    Emperia Holding SA..................................    34,719      658,170
    Enea SA.............................................   282,947    1,398,664
    Eurocash SA.........................................   135,596    2,209,175
    Fabryki Mebli Forte SA..............................    20,079       97,896
   *Famur SA............................................    53,955       79,396
   *Farmacol SA.........................................    34,487      422,051
   *Getin Holding SA.................................... 1,190,772    1,047,546
   *Getin Noble Bank SA................................. 2,463,433    1,555,935
    Grupa Kety SA.......................................    21,036      973,402
   *Grupa Lotos SA......................................   349,972    4,533,356
   *Hawe SA.............................................   256,581      286,931
   *Impexmetal SA.......................................   280,986      328,344
   *ING Bank Slaski SA..................................    83,137    2,380,635
    Inter Cars SA.......................................     1,283       38,943
   *Jastrzebska Spolka Weglowa SA.......................    62,914    1,918,578
   *Kernel Holding SA...................................   181,563    4,079,972
    KGHM Polska Miedz SA................................   388,924   23,798,777
    Koelner SA..........................................    14,359       45,146
   *Kopex SA............................................   125,418      649,752
   *LC Corp. SA.........................................   526,753      221,688
    LPP SA..............................................     1,107    1,735,785
    Lubelski Wegiel Bogdanka SA.........................   109,346    4,835,136
   *MCI Management SA...................................    98,728      216,017
   *Mercor SA...........................................     2,734       13,633
   *Mostostal Warszawa SA...............................    10,158       50,436
   *Netia SA............................................ 1,251,079    1,862,813
    Orbis SA............................................    60,537      746,455
    Pelion SA...........................................    22,581      283,226
   *Petrolinvest SA.....................................   745,656      287,132
   *Pfleiderer Grajewo SA...............................    60,223      305,124
    PGE SA.............................................. 1,552,086    8,560,017
   *Polimex-Mostostal SA................................ 2,510,058      453,291
   *Polnord SA..........................................    54,137      189,000
   *Polski Koncern Miesny Duda SA.......................   373,841       46,055
   *Polski Koncern Naftowy Orlen SA..................... 1,207,641   19,118,805
   *Polskie Gornictwo Naftowe I Gazownictwo SA.......... 3,220,698    5,733,785
    Powszechna Kasa Oszczednosci Bank Polski SA.........   966,497   10,805,362
    Powszechny Zaklad Ubezpieczen SA....................    70,744    9,324,089
   *PZ Cormay SA........................................    60,046      309,413
   *Raciborska Fabryka Kotlow SA........................   167,354      482,581
   *Rovese SA...........................................   358,186      165,725
   *Rovese SA Issue 12 Shares...........................   716,372      324,444
   *Stalexport SA.......................................   209,801       97,255
   *Stalprodukt SA......................................     4,961      318,590
   *Sygnity SA..........................................    57,669      315,077
    Synthos SA.......................................... 1,401,209    2,378,232
    Tauron Polska Energia SA............................   946,970    1,447,805
    Telekomunikacja Polska SA........................... 1,165,954    4,527,365
    TVN SA..............................................   346,642    1,088,587
    Warsaw Stock Exchange SA............................    60,676      790,420
    Zaklady Azotowe Pulawy SA...........................    25,936    1,075,033
   *Zaklady Azotowe w Tarnowie-Moscicach SA.............     7,789      142,304
   *Zaklady Chemiczne Police SA.........................     6,171       26,425
    Zaklady Tluszcowe Kruszwica SA......................     3,455       32,987
    Zelmer SA...........................................    11,142      142,572
                                                                   ------------
TOTAL POLAND............................................            156,841,135
                                                                   ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
RUSSIA -- (2.9%)
   *Etalon Group, Ltd. GDR.............................    305,333 $  1,499,254
    Eurasia Drilling Co., Ltd. GDR.....................    211,798    8,026,332
    Federal Hydrogenerating Co. ADR....................  3,388,249    8,281,917
    Gazprom OAO Sponsored ADR.......................... 10,702,379  100,794,956
   *Globaltrans Investment P.L.C. Sponsored GDR........    103,900    1,605,946
   *IG Seismic Services P.L.C. GDR.....................      3,885       73,854
   *Integra Group Holdings GDR.........................    205,096      102,344
    Lukoil OAO Sponsored ADR...........................    897,216   60,498,817
    Magnitogorsk Iron & Steel Works Sponsored GDR......    373,242    1,688,609
    Mail.ru Group, Ltd. GDR............................    121,040    4,034,794
   #Mechel Sponsored ADR...............................    576,821    3,893,542
    MMC Norilsk Nickel JSC ADR.........................    426,827    8,502,945
   *NOMOS-BANK GDR.....................................     20,742      288,370
    Novolipetsk Steel OJSC GDR.........................    166,482    3,535,249
    Novorossiysk Sea Trade Port GDR....................    134,411    1,094,689
   *O'Key Group SA GDR.................................     30,468      360,783
   *PIK Group GDR......................................    395,517      857,017
    Rosneft OAO GDR....................................  2,125,280   18,657,573
   *Rostelecom OJSC Sponsored ADR......................     66,670    1,613,345
   *Sberbank of Russia Sponsored ADR...................  2,484,918   36,660,941
    Severstal OAO GDR..................................    252,650    3,151,464
   #Tatneft OAO Sponsored ADR..........................    422,217   19,447,151
    TMK OAO GDR........................................    120,705    1,837,829
    Uralkali OJSC GDR..................................    282,881   10,763,696
    VimpelCom, Ltd. Sponsored ADR......................    641,851    7,708,631
    VTB Bank OJSC GDR..................................  1,738,063    6,344,415
   *X5 Retail Group NV GDR.............................    184,469    3,134,641
                                                                   ------------
TOTAL RUSSIA...........................................             314,459,104
                                                                   ------------
SOUTH AFRICA -- (7.0%)
    ABSA Group, Ltd....................................    857,658   16,417,506
    Acucap Properties, Ltd.............................    156,239      798,045
    Adcock Ingram Holdings, Ltd........................    539,330    3,521,042
    Adcorp Holdings, Ltd...............................    184,975      649,977
    Advtech, Ltd.......................................    786,218      590,743
    AECI, Ltd..........................................    508,310    4,859,059
    Afgri, Ltd.........................................  1,116,756      644,270
    African Bank Investments, Ltd......................  2,501,473    8,623,739
   #African Oxygen, Ltd................................    396,384    1,083,028
    African Rainbow Minerals, Ltd......................    396,538    8,929,611
    Allied Electronics Corp., Ltd......................    118,970      304,087
    Allied Technologies, Ltd...........................    135,733      638,993
   #Anglo American Platinum, Ltd.......................    157,070    7,710,563
    AngloGold Ashanti, Ltd.............................      6,997      195,586
    AngloGold Ashanti, Ltd. Sponsored ADR..............    898,176   25,166,892
   *ArcelorMittal South Africa, Ltd....................    625,889    2,451,029
    Argent Industrial, Ltd.............................    146,462      111,253
    Aspen Pharmacare Holdings, Ltd.....................    602,827   11,054,506
   #Assore, Ltd........................................     74,534    3,706,639
   #Astral Foods, Ltd..................................    159,775    1,629,329
    Aveng, Ltd.........................................  1,877,710    6,407,563
    AVI, Ltd...........................................    843,330    5,175,546
    Barloworld, Ltd....................................    997,666    9,296,107
   *Basil Read Holdings, Ltd...........................    127,300      157,509
   *Bell Equipment, Ltd................................    121,325      364,484
    Bidvest Group, Ltd.................................    779,409   18,620,168
    Blue Label Telecoms, Ltd...........................    967,109      944,406
    Brait SE...........................................    713,331    2,548,316
    Business Connexion Group, Ltd......................    413,704      250,859
   #Capitec Bank Holdings, Ltd.........................     95,800    2,086,494
    Cashbuild, Ltd.....................................     87,255    1,280,806

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
    Caxton & CTP Publishers & Printers, Ltd..............   364,017 $   701,893
    Cipla Medpro South Africa, Ltd....................... 2,333,788   2,379,227
    City Lodge Hotels, Ltd...............................   120,288   1,458,409
   #Clicks Group, Ltd....................................   735,405   4,862,134
   *Consolidated Infrastructure Group, Ltd...............    14,876      27,963
    Coronation Fund Managers, Ltd........................   762,008   3,755,000
    Datacentrix Holdings, Ltd............................   127,775      55,420
    DataTec, Ltd.........................................   759,454   3,959,527
    Delta EMD, Ltd.......................................    28,740      19,921
    Discovery Holdings, Ltd..............................   852,916   6,300,009
    Distell Group, Ltd...................................    96,572   1,196,299
   *Distribution & Warehousing Network, Ltd..............   162,578     119,566
    DRDGOLD, Ltd......................................... 1,837,181   1,502,294
   *DRDGOLD, Ltd. Sponsored ADR..........................     1,067       8,611
    ElementOne, Ltd......................................    90,000      89,321
    EOH Holdings, Ltd....................................   325,068   1,495,048
    Eqstra Holdings, Ltd.................................   485,498     356,002
   *Evraz Highveld Steel & Vanadium, Ltd.................    35,483      55,422
    Exxaro Resources, Ltd................................   350,763   6,880,922
    Famous Brands, Ltd...................................   108,293     944,211
    FirstRand, Ltd....................................... 6,305,488  22,733,845
    Foschini Group, Ltd. (The)...........................   392,147   5,088,162
   *Gijima Group, Ltd.................................... 1,040,416      31,199
    Gold Fields, Ltd.....................................    64,532     752,489
   #Gold Fields, Ltd. Sponsored ADR...................... 2,840,008  33,000,893
    Grindrod, Ltd........................................ 1,773,068   3,276,799
    Group Five, Ltd......................................   293,252   1,025,343
    Growthpoint Properties, Ltd.......................... 2,399,761   6,749,778
    Harmony Gold Mining Co., Ltd.........................   249,393   1,607,164
   #Harmony Gold Mining Co., Ltd. Sponsored ADR.......... 1,412,386   9,124,014
    Holdsport, Ltd.......................................    12,982      60,257
    Hudaco Industries, Ltd...............................   171,037   2,214,393
   *Hulamin, Ltd.........................................   263,416     114,968
    Iliad Africa, Ltd....................................   329,671     197,383
    Illovo Sugar, Ltd....................................   991,768   3,327,594
    Impala Platinum Holdings, Ltd........................ 1,660,340  30,113,433
    Imperial Holdings, Ltd...............................   636,364  13,711,357
    Investec, Ltd........................................   930,532   6,734,808
    JD Group, Ltd........................................   752,496   3,383,990
    JSE, Ltd.............................................   367,013   2,825,923
    Kagiso Media, Ltd....................................    23,391      60,450
    KAP Industrial Holdings, Ltd.........................   308,543     117,585
   #Kumba Iron Ore, Ltd..................................    87,481   5,891,073
    Lewis Group, Ltd.....................................   475,350   3,542,061
    Liberty Holdings, Ltd................................   434,897   5,573,666
    Life Healthcare Group Holdings, Ltd.................. 1,979,756   6,949,438
    Massmart Holdings, Ltd...............................   243,831   4,953,415
    Mediclinic International, Ltd........................   809,292   5,145,735
   *Merafe Resources, Ltd................................ 3,992,895     378,965
    Metair Investments, Ltd..............................   583,487   2,253,382
    MMI Holdings, Ltd.................................... 4,141,600  10,694,346
    Mondi, Ltd...........................................   445,612   5,247,059
    Mpact, Ltd...........................................   350,949     776,075
    Mr. Price Group, Ltd.................................   451,395   6,230,763
    MTN Group, Ltd....................................... 2,946,159  57,600,110
  #*Murray & Roberts Holdings, Ltd....................... 1,824,354   5,138,204
   *Mvelaserve, Ltd......................................   168,447     141,744
    Nampak, Ltd.......................................... 2,262,911   8,000,483
    Naspers, Ltd. Series N...............................   566,281  36,421,976
    Nedbank Group, Ltd...................................   721,007  15,298,331
    Network Healthcare Holdings, Ltd..................... 2,387,798   5,243,525

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
   *New Bond Capital, Ltd...............................   660,924 $      9,601
   #Northam Platinum, Ltd...............................   973,734    3,991,884
    Nu-World Holdings, Ltd..............................    23,372       51,888
    Oceana Group, Ltd...................................    82,459      630,918
    Octodec Investments, Ltd............................     4,515        9,763
    Omnia Holdings, Ltd.................................   260,285    4,200,611
    Palabora Mining Co., Ltd............................    95,962    1,102,986
    Peregrine Holdings, Ltd.............................   454,326      579,010
    Petmin, Ltd.........................................   145,238       37,554
    Pick'n Pay Stores, Ltd..............................   541,965    2,759,138
    Pinnacle Technology Holdings, Ltd...................   513,544    1,116,161
   #Pioneer Foods, Ltd..................................   254,099    1,853,522
    PPC, Ltd............................................ 1,585,850    5,752,332
    PSG Group, Ltd......................................   547,257    3,730,371
    Rainbow Chicken, Ltd................................    71,373      131,014
    Raubex Group, Ltd...................................   230,995      474,630
   *Redefine Properties International, Ltd..............    60,660       36,005
    Resilient Property Income Fund, Ltd.................   755,416    4,268,928
    Reunert, Ltd........................................   670,242    5,592,149
   *Royal Bafokeng Platinum, Ltd........................    35,584      232,493
    Sanlam, Ltd......................................... 4,991,223   25,353,711
   *Santam, Ltd.........................................    94,263    1,968,971
   *Sappi, Ltd.......................................... 1,579,875    5,545,293
  #*Sappi, Ltd. Sponsored ADR...........................   399,244    1,361,422
   *Sasol, Ltd..........................................   471,663   20,362,883
   #Sasol, Ltd. Sponsored ADR...........................   750,361   32,438,106
   *Sentula Mining, Ltd................................. 1,636,473      313,910
    Shoprite Holdings, Ltd..............................   626,939   10,646,963
    Spar Group, Ltd. (The)..............................   378,559    4,975,406
    Spur Corp., Ltd.....................................   315,125      950,904
    Standard Bank Group, Ltd............................ 2,291,810   29,505,007
    Stefanutti Stocks Holdings, Ltd.....................   140,070      159,900
   #Steinhoff International Holdings, Ltd............... 4,704,918   14,278,048
    Sun International, Ltd..............................   225,981    2,586,836
   *Super Group, Ltd.................................... 1,360,998    2,722,653
   *Telkom SA SOC, Ltd..................................   929,094    1,710,371
  #*Telkom SA SOC, Ltd. Sponsored ADR...................    24,334      178,368
    Tiger Brands, Ltd...................................   240,050    7,896,062
   *Times Media Group, Ltd..............................    74,593      116,062
    Tongaat-Hulett, Ltd.................................   479,358    7,486,285
   *Trans Hex Group, Ltd................................    55,148       20,783
    Trencor, Ltd........................................   444,459    3,454,508
    Truworths International, Ltd........................   695,091    7,772,528
    Tsogo Sun Holdings, Ltd.............................   666,654    1,828,940
    Value Group, Ltd....................................    95,008       57,352
    Village Main Reef, Ltd..............................   719,512      101,624
    Vodacom Group, Ltd..................................   403,176    5,501,419
    Vukile Property Fund, Ltd...........................   312,239      588,153
   *Wesizwe Platinum, Ltd...............................   453,480       27,643
    Wilson Bayly Holme-Ovcon, Ltd.......................   293,865    5,108,699
    Woolworths Holdings, Ltd............................ 1,324,745    9,139,514
    Zeder Investments, Ltd..............................   292,605      109,858
                                                                   ------------
TOTAL SOUTH AFRICA......................................            754,946,672
                                                                   ------------
SOUTH KOREA -- (13.5%)
  #*3S Korea Co., Ltd...................................   125,127      915,283
  #*Actoz Soft Co., Ltd.................................    11,400      502,773
   *Aekyung Petrochemical Co., Ltd......................     5,521      259,348
  #*Agabang&Company.....................................    93,728      732,544
  #*Ahnlab, Inc.........................................    12,691      615,839
   *AK Holdings, Inc....................................    10,775      214,713

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
  #*Amorepacific Corp......................................   5,470 $ 5,499,088
  #*Amorepacific Group.....................................  10,391   3,930,865
   *Anapass, Inc...........................................  29,252     352,101
  #*Asia Cement Co., Ltd...................................  10,417     619,657
  #*Asia Pacific Systems, Inc..............................  62,415     461,898
   *Asia Paper Manufacturing Co., Ltd......................   4,080      64,094
   *Asiana Airlines, Inc................................... 400,920   2,220,874
   *AtlasBX Co., Ltd.......................................  28,339     766,338
   *AUK Corp............................................... 162,680     273,487
   *Autech Corp............................................  32,953     190,679
   *Avaco Co., Ltd.........................................  28,554     173,666
  #*Basic House Co., Ltd. (The)............................  28,360     388,145
   *BH Co., Ltd............................................  31,745     338,247
  #*BHI Co., Ltd...........................................  12,081     321,373
  #*Binggrae Co., Ltd......................................  18,616   2,085,317
   *Bioland, Ltd...........................................  15,514     204,524
   *Biospace Co., Ltd......................................  22,826     119,961
    Bookook Securities Co., Ltd............................   5,240      80,266
   *Boryung Medience Co., Ltd..............................  16,562     173,597
  #*Boryung Pharmaceutical Co., Ltd........................  16,152     404,959
  #*Brain Technology Industries Co., Ltd................... 124,970     265,409
   *BS Financial Group, Inc................................ 671,620   8,879,270
  #*Bukwang Pharmaceutical Co., Ltd........................  55,460     712,983
   *BYC Co., Ltd...........................................     190      32,392
  #*Byucksan Corp..........................................  86,110     145,454
   *CammSys Corp...........................................  31,815      59,672
  #*Capro Corp............................................. 108,120   1,088,344
   *Celltrion Pharm, Inc...................................   8,939     135,039
  #*Chabio & Diostech Co., Ltd............................. 107,511     957,955
  #*Charm Engineering Co., Ltd.............................  77,090     135,606
    Cheil Industrial, Inc.................................. 140,005  11,223,504
   *Cheil Worldwide, Inc................................... 203,210   4,182,006
    Chemtronics Co., Ltd...................................  19,762     289,357
  #*Chin Hung International, Inc........................... 306,667     191,964
   *China Great Star International, Ltd.................... 212,346     290,505
  #*China Ocean Resources Co., Ltd......................... 214,160     531,021
  #*Choa Pharmaceutical Co.................................  47,654     197,083
  #*Chokwang Paint, Ltd....................................  24,620      98,819
  #*Chong Kun Dang Pharmaceutical Corp.....................  39,384   1,535,168
   *Choong Ang Vaccine Laboratory..........................   5,456      62,129
   *Chosun Refractories Co., Ltd...........................   2,127     116,788
  #*CJ CGV Co., Ltd........................................  30,920   1,044,917
  #*CJ Cheiljedang Corp....................................  25,437   8,666,302
   *CJ Corp................................................  62,221   7,129,123
   *CJ E&M Corp............................................  89,805   2,813,337
  #*CJ Korea Express Co., Ltd..............................  28,609   3,153,114
  #*CJ Seafood Corp........................................  46,990     119,016
  #*CNK International Co., Ltd.............................  79,597     458,244
  #*Com2uSCorp.............................................  17,167     576,811
  #*Cosmax, Inc............................................  29,080   1,113,573
   *CosmoAM&T Co., Ltd.....................................  18,360      65,914
  #*Cosmochemical Co., Ltd.................................  41,390     293,111
   *Coway Co., Ltd......................................... 119,900   5,202,591
  #*Credu Corp.............................................   6,477     235,556
   *Crown Confectionery Co., Ltd...........................   2,637     549,879
  #*CrucialTec Co., Ltd....................................  65,421     536,138
   *CS Corp................................................     158         587
  #*CTC BIO, Inc...........................................  21,353     521,621
  #*Dae Dong Industrial Co., Ltd...........................  41,860     224,657
   *Dae Han Flour Mills Co., Ltd...........................   4,163     510,654
   *Dae Won Kang Up Co., Ltd...............................  84,040     623,044

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
  #*Dae Young Packaging Co., Ltd............................ 289,020 $  265,573
   *Daea TI Co., Ltd........................................ 179,149    296,500
  #*Daechang Co., Ltd....................................... 256,840    330,360
  #*Daeduck Electronics Co., Ltd............................ 128,590  1,164,432
   *Daeduck GDS Co., Ltd.................................... 114,600  1,815,691
    Daegu Department Store Co., Ltd.........................  30,480    403,373
  #*Daehan Steel Co., Ltd...................................  49,700    378,882
   *Daehwa Pharmaceutical Co., Ltd..........................  20,083    115,674
  #*Dae-Il Corp.............................................  44,560    171,024
    Daekyo Co., Ltd.........................................  76,070    472,945
  #*Daekyung Machinery & Engineering Co., Ltd............... 119,210    233,172
   *Daelim Industrial Co., Ltd.............................. 111,662  9,501,324
   *Daelim Trading Co., Ltd.................................   3,405     12,578
   *Daesang Corp............................................  99,947  2,535,886
   *Daesang Holdings Co., Ltd...............................  58,790    385,319
   *Daesung Group Partners Co., Ltd.........................   2,231     67,362
   *Daesung Holdings Co., Ltd...............................  19,560    137,143
   *Daesung Industrial Co., Ltd.............................   3,268     45,182
   *Daewon Pharmaceutical Co., Ltd..........................  40,534    381,600
  #*Daewoo Engineering & Construction Co., Ltd.............. 308,255  2,562,876
  #*Daewoo International Corp...............................  99,367  3,394,885
    Daewoo Securities Co., Ltd.............................. 636,667  6,986,364
  #*Daewoo Shipbuilding & Marine Engineering Co., Ltd....... 348,250  9,534,429
   *Daewoong Co., Ltd.......................................   2,152     49,010
  #*Daewoong Pharmaceutical Co., Ltd........................  19,133    863,150
   *Dahaam E-Tec Co., Ltd...................................   1,420     23,464
    Daishin Securities Co., Ltd............................. 194,470  1,910,819
   *Danal Co., Ltd..........................................  44,347    558,765
   *Daou Data Corp..........................................  25,061     78,373
  #*Daou Technology, Inc.................................... 149,630  2,303,897
   *Dasan Networks, Inc.....................................  30,532    124,267
  #*Daum Communications Corp................................  28,846  2,705,053
   #Dayou Automotive Seat Technology Co., Ltd............... 174,125    234,591
   *DCM Corp................................................  16,370    154,107
   *DGB Financial Group, Inc................................ 504,687  6,764,035
   *DI Corp.................................................  91,980    463,323
  #*Digital Power Communications Co., Ltd...................  30,360     97,578
  #*Digitech Systems Co., Ltd...............................  60,735    498,707
   *DIO Corp................................................  30,887    320,684
   *Dong Ah Tire & Rubber Co., Ltd..........................  14,820    205,479
  #*Dong Yang Gang Chul Co., Ltd............................ 122,660    223,615
   *Dong-A Pharmaceutical Co., Ltd..........................  29,547  3,202,277
   *Dong-Ah Geological Engineering Co., Ltd.................  25,650    250,822
  #*Dongaone Co., Ltd.......................................  98,730    257,020
   *Dongbang Agro Co., Ltd..................................   8,450     48,660
   *Dongbang Transport Logistics Co., Ltd...................  78,710    234,794
   *Dongbu CNI Co., Ltd.....................................   3,200     18,959
  #*Dongbu Corp.............................................  33,850    135,135
  #*Dongbu HiTek Co., Ltd................................... 118,228    711,195
    Dongbu Insurance Co., Ltd............................... 136,555  5,858,826
    Dongbu Securities Co., Ltd.............................. 107,471    381,892
   *Dongbu Steel Co., Ltd................................... 109,645    374,526
  #*Dong-Il Corp............................................   4,187    166,924
  #*Dongil Industries Co., Ltd..............................   4,838    215,716
   *Dongjin Semichem Co., Ltd...............................  67,682    307,655
   *Dongkook Industrial Co., Ltd............................  35,550     92,652
   *DongKook Pharmaceutical Co., Ltd........................  13,811    319,126
  #*Dongkuk Steel Mill Co., Ltd............................. 179,840  2,155,632
   *Dongkuk Structure & Construction Co., Ltd...............  77,200    220,984
   *Dongsung Holdings Co., Ltd..............................  71,660    360,733
   *Dongsung Pharmaceutical Co., Ltd........................  61,770    235,428

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
  #*Dongwha Pharm Co., Ltd.................................  80,795 $   447,372
  #*Dongwon F&B Co., Ltd...................................   5,507     418,589
  #*Dongwon Industries Co., Ltd............................   4,216   1,169,388
   *Dongwon Systems Corp...................................  11,247     107,894
   #Dongyang Mechatronics Corp............................. 106,329   1,074,547
    Doosan Corp............................................  33,091   3,904,737
   *Doosan Engine Co., Ltd.................................  24,960     185,536
  #*Doosan Engineering & Construction Co., Ltd............. 134,380     413,857
  #*Doosan Heavy Industries & Construction Co., Ltd........ 163,521   6,993,365
  #*Doosan Infracore Co., Ltd.............................. 300,210   4,441,443
  #*Dragonfly GF Co., Ltd..................................  19,623     220,672
   #DRB Holding Co., Ltd...................................  25,061     141,202
   #DRB Industrial Co., Ltd................................  25,089     174,227
  #*Duksan Hi-Metal Co., Ltd...............................  34,083     699,941
  #*DuzonBizon Co., Ltd....................................  60,990     636,356
  #*E1 Corp................................................   9,700     590,472
   *Easy Bio, Inc.......................................... 142,543     410,955
   *Ecopro Co., Ltd........................................  47,513     325,336
  #*EG Corp................................................  26,132     919,454
   *e-LITECOM Co., Ltd.....................................  27,713     341,146
  #*ELK Corp...............................................  31,063     497,876
    E-Mart Co., Ltd........................................  59,636  13,245,656
   *ENF Technology Co., Ltd................................  25,655     278,098
   *Estechpharma Co., Ltd..................................  13,691     216,847
   *ESTsoft Corp...........................................   9,616     187,175
   *Eugene Corp............................................ 208,323     588,834
   *Eugene Investment & Securities Co., Ltd................ 222,835     528,914
    Eugene Technology Co., Ltd.............................  39,894     519,321
  #*Fila Korea, Ltd........................................  34,404   1,990,702
   *Fine Technix Co., Ltd..................................  17,110      72,593
   *Finetex EnE, Inc.......................................  69,889     277,440
  #*Firstec Co., Ltd....................................... 140,546     318,834
   *Flexcom, Inc...........................................  24,252     420,057
  #*Foosung Co., Ltd....................................... 145,223     637,183
  #*Fursys, Inc............................................  10,916     263,406
   *Gamevil, Inc...........................................   8,952     739,326
   #Gaon Cable Co., Ltd....................................   9,822     194,864
   *Genexine Co., Ltd......................................   1,159      18,160
   *Genic Co., Ltd.........................................  11,487     319,264
   *GIIR, Inc..............................................  13,310      81,949
  #*Global & Yuasa Battery Co., Ltd........................  23,160     939,541
   *GNCO Co., Ltd..........................................  55,005     107,451
    Golden Bridge Investment & Securities Co., Ltd.........  11,580      12,390
    Golfzon Co., Ltd.......................................   9,099     465,427
  #*Grand Korea Leisure Co., Ltd...........................  74,160   2,093,746
  #*Green Cross Corp.......................................  14,333   1,850,162
   *Green Cross Holdings Corp..............................  83,690   1,087,804
   *Green Non-Life Insurance Co., Ltd......................  14,915          --
  #*GS Engineering & Construction Corp..................... 143,676   7,348,140
  #*GS Global Corp.........................................  52,161     500,513
   *GS Holdings Corp....................................... 188,137  12,271,150
    Gwangju Shinsegae Co., Ltd.............................   2,179     502,883
   *Haesung Industrial Co., Ltd............................   3,817     119,888
   *Halla Climate Control Corp............................. 103,750   2,326,340
   *Halla Engineering & Construction Corp..................  74,084     556,652
  #*Han Kuk Carbon Co., Ltd................................ 112,190     767,638
    Hana Financial Group, Inc.............................. 742,522  26,588,290
  #*Hanall Biopharma Co., Ltd..............................  75,980     604,897
   *Handok Pharmaceuticals Co., Ltd........................  23,010     431,981
  #*Handsome Co., Ltd......................................  59,724   1,390,065
  #*Hanil Cement Co., Ltd..................................  15,707     712,107

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
  #*Hanil E-Wha Co., Ltd...................................  94,680 $   723,484
  #*Hanjin Heavy Industries & Construction Co., Ltd........ 152,179   1,370,006
  #*Hanjin Heavy Industries & Construction Holdings Co.,
     Ltd...................................................  55,925     319,220
  #*Hanjin P&C Co., Ltd....................................  89,842     292,724
  #*Hanjin Shipping Co., Ltd............................... 424,214   4,559,181
  #*Hanjin Shipping Holdings Co., Ltd......................  50,964     264,912
  #*Hanjin Transportation Co., Ltd.........................  38,670     763,586
   #Hankook Shell Oil Co., Ltd.............................   2,101     484,398
   *Hankook Tire Co., Ltd.................................. 141,074   5,801,793
   *Hankook Tire Worldwide Co., Ltd........................  32,246     500,634
   *Hankuk Glass Industries, Inc...........................   3,770      69,147
   *Hankuk Paper Manufacturing Co., Ltd....................   9,040     201,339
  #*Hanmi Pharm Co., Ltd...................................  22,221   2,815,384
   *Hanmi Science Co., Ltd.................................  38,358     269,422
    Hanmi Semiconductor Co., Ltd...........................  42,180     319,608
   *Hansae Co., Ltd........................................  16,029     199,376
  #*Hansae Yes24 Holdings Co., Ltd.........................  46,287     269,814
   *Hanshin Construction Co., Ltd..........................   1,850      15,516
  #*Hansol Chemical Co., Ltd...............................  39,400     810,904
  #*Hansol CSN Co., Ltd.................................... 176,540     556,532
   *Hansol HomeDeco Co., Ltd...............................  70,742      80,385
   *Hansol Paper Co., Ltd.................................. 173,390   1,640,312
  #*Hansol Technics Co., Ltd...............................  72,264     985,968
  #*Hanssem Co., Ltd.......................................  27,980     497,185
  #*Hanwha Chemical Corp................................... 338,532   5,987,412
   *Hanwha Corp............................................ 178,152   5,469,329
   *Hanwha General Insurance Co., Ltd......................  75,274     414,695
    Hanwha Investment & Securities Co., Ltd................ 260,111     998,180
    Hanwha Life Insurance Co., Ltd......................... 606,110   4,127,346
   *Hanwha Timeworld Co., Ltd..............................   4,750     103,582
    Hanyang Securities Co., Ltd............................  18,020     108,045
  #*Heung-A Shipping Co., Ltd.............................. 301,148     349,771
   *Heungkuk Fire & Marine Insurance Co., Ltd..............  24,279     111,521
  #*Hite Jinro Co., Ltd.................................... 114,705   3,369,309
  #*Hite Jinro Holdings Co., Ltd...........................  27,934     415,589
    HMC Investment Securities Co., Ltd.....................  75,330     927,175
   #Hotel Shilla Co., Ltd..................................  87,090   3,670,143
   *HS R&A Co., Ltd........................................  11,450     113,979
  #*Huchems Fine Chemical Corp.............................  69,515   1,628,085
    Huons Co., Ltd.........................................  20,691     247,242
   *Husteel Co., Ltd.......................................  16,470     363,055
   *Huvitz Co., Ltd........................................   7,273     116,231
   *Hwacheon Machine Tool Co., Ltd.........................   4,272     188,308
  #*Hwashin Co., Ltd.......................................  74,770     741,519
  #*Hy-Lok Corp............................................  31,524     586,254
   *Hyosung Corp........................................... 100,883   5,912,899
  #*Hyundai BNG Steel Co., Ltd.............................  40,010     366,420
  #*Hyundai Corp...........................................  44,970     985,264
  #*Hyundai Department Store Co., Ltd......................  50,753   7,533,731
   *Hyundai Development Co................................. 280,899   6,023,004
  #*Hyundai Elevator Co., Ltd..............................  20,135   1,817,632
   *Hyundai Engineering & Construction Co., Ltd............ 128,135   8,072,064
  #*Hyundai Engineering Plastics Co., Ltd..................  66,210     289,419
   *Hyundai Glovis Co., Ltd................................  20,093   3,742,556
  #*Hyundai Greenfood Co., Ltd............................. 169,210   2,555,689
   *Hyundai Heavy Industries Co., Ltd......................  80,336  15,862,717
   *Hyundai Home Shopping Network Corp.....................  18,319   2,321,251
   *Hyundai Hy Communications & Networks Co., Ltd..........  72,110     342,815
  #*Hyundai Hysco Co., Ltd.................................  83,760   2,899,016
    Hyundai Marine & Fire Insurance Co., Ltd............... 201,300   6,192,189
  #*Hyundai Merchant Marine Co., Ltd.......................  88,708   1,665,927

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
  #*Hyundai Mipo Dockyard Co., Ltd.........................  25,099 $ 2,698,495
   *Hyundai Mobis Co., Ltd................................. 130,766  34,244,940
    Hyundai Motor Co., Ltd................................. 296,075  55,754,336
    Hyundai Securities Co., Ltd............................ 572,773   4,665,090
  #*Hyundai Steel Co....................................... 183,047  13,941,697
  #*Hyundai Wia Corp.......................................  25,649   3,461,773
  #*Hyunjin Materials Co., Ltd.............................  70,175     439,759
  #*ICD Co., Ltd...........................................  49,851     522,472
  #*IHQ, Inc...............................................  88,670     162,033
   *Il Dong Pharmaceutical Co., Ltd........................  36,390     393,951
   *IL Yang Pharmaceutical Co., Ltd........................  33,482     885,996
  #*Iljin Display Co., Ltd.................................  41,840     724,885
  #*Iljin Electric Co., Ltd................................  71,694     272,564
  #*Iljin Materials Co., Ltd...............................  55,770     409,920
   *Ilshin Spinning Co., Ltd...............................   4,316     321,959
   *Ilsung Pharmaceutical Co., Ltd.........................   3,008     205,386
   *IM Co., Ltd............................................  52,255     292,764
  #*iMarketKorea, Inc......................................  41,000     856,406
   *iMBC Co., Ltd..........................................  13,709      70,372
   *Industrial Bank of Korea, Ltd.......................... 632,100   7,142,164
  #*INFINITT Co., Ltd......................................  34,827     350,830
   *Infopia Co., Ltd.......................................  31,701     409,099
  #*Infraware, Inc.........................................  49,053     449,061
  #*InkTec Co., Ltd........................................  17,227     415,291
   *Innocell Corp..........................................  14,010      48,565
   *InnoWireless, Inc......................................  19,836     317,065
  #*Innox Corp.............................................  18,563     412,580
  #*Interflex Co., Ltd.....................................  18,368     652,267
   *Interojo Co., Ltd......................................  11,512     133,745
  #*Interpark Corp......................................... 122,932     785,030
   *INTOPS Co., Ltd........................................  23,702     578,454
  #*Inzi Controls Co., Ltd.................................  40,450     237,120
   *INZI Display Co., Ltd..................................  94,378     273,839
  #*IS Dongseo Co., Ltd....................................  41,610     401,167
  #*ISU Chemical Co., Ltd..................................  49,720     858,700
  #*IsuPetasys Co., Ltd.................................... 105,690     429,568
   *Jahwa Electronics Co., Ltd.............................  52,750     838,528
  #*JCEntertainment Corp...................................  20,763     265,148
  #*Jeil Pharmaceutical Co.................................  27,750     349,102
   *Jeil Savings Bank......................................   3,200          88
    Jeonbuk Bank, Ltd...................................... 242,727   1,035,328
   *Jinsung T.E.C..........................................  44,792     383,698
   *Joymax Co.,Ltd.........................................  15,619     395,980
   *JVM Co., Ltd...........................................   8,658     435,666
   *JW Holdings Corp....................................... 127,072     260,335
  #*JW Pharmaceutical Corp.................................  33,916     423,507
  #*JYP Entertainment Corp.................................  61,576     295,785
   *Kangwon Land, Inc...................................... 160,000   4,589,843
   *KB Financial Group, Inc................................ 281,180  10,009,710
  #*KB Financial Group, Inc. ADR........................... 438,751  15,496,685
   *KC Cottrell Co., Ltd...................................  15,605     163,323
  #*KC Tech Co., Ltd....................................... 107,916     384,575
   #KCC Corp...............................................  16,858   4,504,500
   *KCO Energy, Inc........................................      70         321
    KCP Co., Ltd...........................................  18,282     226,017
  #*Keangnam Enterprises, Ltd..............................  34,245     202,769
  #*KEC Corp............................................... 156,203      65,142
  #*KEPCO Engineering & Construction Co., Inc..............  22,547   1,659,118
  #*KEPCO Plant Service & Engineering Co., Ltd.............  22,800   1,147,157
  #*Keyang Electric Machinery Co., Ltd.....................  77,900     170,600
  #*Keystone Global........................................  60,355      92,844

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
  #*KG Chemical Corp.....................................    14,330 $   148,082
   *Kginicis Co., Ltd....................................    39,046     449,747
   *KGMobilians Co., Ltd.................................    30,470     370,959
   *KH Vatec Co., Ltd....................................    41,824     570,646
    Kia Motors Corp......................................   505,933  24,031,416
  #*KISCO Corp...........................................    15,098     374,318
   *KISCO Holdings Co., Ltd..............................     2,565      80,974
    Kishin Corp..........................................    41,100     248,773
  #*KISWIRE, Ltd.........................................    21,892     580,038
   #Kiwoom Securities Co., Ltd...........................    40,431   2,262,072
   *Koentec Co., Ltd.....................................   144,235     288,970
  #*Koh Young Technology, Inc............................    23,488     653,893
  #*Kolao Holdings.......................................    34,346     635,294
  #*Kolon Corp...........................................    28,835     463,572
  #*Kolon Global Corp....................................   148,720     560,969
   *Kolon Industries, Inc................................    79,191   4,481,969
  #*Komipharm International Co., Ltd.....................    54,511     357,442
  #*Kona@I Co., Ltd......................................    19,195     366,574
   *Kook Je Electric Korea Co., Ltd......................     9,233      87,033
   *Korea Airport Service Co., Ltd.......................     4,470     113,902
    Korea Cast Iron Pipe Industries Co., Ltd.............     3,750      12,387
  #*Korea Circuit Co., Ltd...............................    43,520     779,408
   *Korea District Heating Corp..........................     6,779     481,448
   *Korea Electric Power Corp............................   136,110   4,039,785
  #*Korea Electric Power Corp. Sponsored ADR.............   388,989   5,838,725
    Korea Electric Terminal Co., Ltd.....................    23,270     592,998
   *Korea Exchange Bank.................................. 1,039,679   7,236,700
  #*Korea Flange Co., Ltd................................    13,950     150,573
   *Korea Gas Corp.......................................    72,828   4,460,741
   *Korea Information & Communications Co., Ltd..........    24,232      98,850
   *Korea Investment Holdings Co., Ltd...................   185,950   7,222,670
  #*Korea Kolmar Co., Ltd................................    37,476   1,009,169
   #Korea Kolmar Holdings Co., Ltd.......................    25,544     315,625
  #*Korea Petrochemical Industrial Co., Ltd..............    12,724     624,186
   *Korea Real Estate Investment Trust Co................   638,778     715,400
   *Korea Reinsurance Co., Ltd...........................   356,789   3,748,315
   *Korea United Pharm, Inc..............................    40,590     428,904
   *Korea Zinc Co., Ltd..................................    16,302   5,748,175
   *Korean Air Co., Ltd..................................   106,757   4,457,498
   *Kortek Corp..........................................    34,633     369,315
   *KPF..................................................    35,165     316,551
    KPX Chemical Co., Ltd................................     4,698     195,854
  #*KPX Fine Chemical Co., Ltd...........................     3,402      73,013
   *KT Corp..............................................     9,140     307,624
   *KT Corp. Sponsored ADR...............................   140,282   2,376,377
   *KT Skylife Co., Ltd..................................     1,800      53,206
   #KT&G Corp............................................   152,783  10,653,857
   *KTB Investment & Securities Co., Ltd.................   231,850     572,459
  #*Kukdo Chemical Co., Ltd..............................    15,474     577,273
   *Kumho Electric Co., Ltd..............................    15,138     498,905
  #*Kumho Industrial Co., Ltd............................    69,291     254,916
  #*Kumho Petro chemical Co., Ltd........................    28,044   3,067,602
   *Kumho Tire Co., Inc..................................   189,382   1,939,759
   *Kunsul Chemical Industrial Co., Ltd..................     7,710     152,809
   *Kwang Dong Pharmaceutical Co., Ltd...................   159,450   1,022,280
  #*Kwang Myung Electric Engineering Co., Ltd............   123,690     272,755
   *Kyeryong Construction Industrial Co., Ltd............    16,700     146,089
    Kyobo Securities Co., Ltd............................    90,310     414,556
   *Kyung Dong Navien Co., Ltd...........................    13,610     149,341
   *Kyungbang Co., Ltd...................................     1,630     129,353
   *Kyungdong City Gas Co., Ltd..........................     7,309     494,665

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
   *Kyungdong Pharm Co., Ltd.............................    12,432 $   142,735
  #*Kyung-In Synthetic Corp..............................    61,500     166,030
   *Kyungnam Energy Co., Ltd.............................    57,330     215,810
   *L&F Co., Ltd.........................................    10,059      83,902
  #*LB Semicon, Inc......................................   120,812     346,496
    LEENO Industrial, Inc................................    14,935     453,198
    LG Chemical, Ltd.....................................    48,878  13,676,373
   *LG Corp..............................................   269,891  15,899,397
   *LG Display Co., Ltd..................................   355,060   9,534,584
  #*LG Display Co., Ltd. ADR.............................   695,342   9,289,769
   #LG Electronics, Inc..................................   347,465  23,006,232
  #*LG Fashion Corp......................................    77,052   2,009,560
    LG Hausys, Ltd.......................................    31,118   2,123,605
   #LG Household & Healthcare Co., Ltd...................    11,533   6,425,756
  #*LG Innotek Co., Ltd..................................    37,329   2,621,427
    LG International Corp................................   117,309   4,846,798
  #*LG Life Sciences, Ltd................................    33,923   1,832,187
   *LG Uplus Corp........................................   943,000   7,050,383
    LIG Insurance Co., Ltd...............................   150,910   3,537,160
  #*Livart Furniture Co., Ltd............................    14,380      80,576
  #*Lock & Lock Co., Ltd.................................    48,060   1,192,513
  #*Lotte Chemical Corp..................................    41,796   9,698,923
  #*Lotte Chilsung Beverage Co., Ltd.....................     3,042   4,057,676
   *Lotte Confectionary Co., Ltd.........................     3,145   4,976,176
   *Lotte Himart Co., Ltd................................       555      37,432
   *Lotte Non-Life Insurance Co., Ltd....................    89,130     315,974
  #*Lotte Samkang Co., Ltd...............................     3,536   2,218,566
  #*Lotte Shopping Co., Ltd..............................    35,695  12,214,291
   *Lotte Tour Development Co., Ltd......................    13,690     152,787
  #*LS Corp..............................................    69,953   5,878,265
  #*LS Industrial Systems Co., Ltd.......................    37,352   2,312,518
   *Lumens Co., Ltd......................................    96,536     725,497
    Macquarie Korea Infrastructure Fund.................. 1,044,018   6,375,627
   *Macrogen, Inc........................................     9,082     241,142
  #*Maeil Dairy Industry Co., Ltd........................    27,694     865,594
  #*Mando Corp...........................................    42,617   4,735,775
   *Medifron DBT Co., Ltd................................    76,159     229,084
  #*Medipost Co., Ltd....................................    16,997   1,284,788
   #Medy-Tox, Inc........................................    11,133     848,270
  #*MegaStudy Co., Ltd...................................    18,089   1,272,778
  #*Melfas, Inc..........................................    44,850     774,633
   *Meritz Finance Group, Inc............................    86,877     358,114
    Meritz Fire Marine Insurance Co., Ltd................   204,981   2,502,095
    Meritz Securities Co., Ltd...........................   883,460   1,083,441
   *Mi Chang Oil Industrial Co., Ltd.....................     1,303      64,852
    Mirae Asset Securities Co., Ltd......................   110,281   3,824,353
   *Miwon Chemicals Co., Ltd.............................     1,200      27,346
    Miwon Commercial Co., Ltd............................       447      62,803
   *Miwon Specialty Chemical Co., Ltd....................       482     118,699
   *MK Electron Co., Ltd.................................    61,408     229,521
   *MNTech Co., Ltd......................................    71,263     779,074
  #*Modetour Network, Inc................................    29,582     856,425
  #*Monalisa Co., Ltd....................................    28,400      99,818
  #*MonAmi Co., Ltd......................................    34,240     104,925
  #*Moorim P&P Co., Ltd..................................   113,230     362,385
  #*Moorim Paper Co., Ltd................................    61,100     129,604
   *Motonic Corp.........................................    43,400     450,642
   #Namhae Chemical Corp.................................   106,410     735,696
   *Namsun Aluminum Co., Ltd.............................   138,696      72,084
   *Namyang Dairy Products Co., Ltd......................     1,115     983,886
   *National Plastic Co..................................    56,760     129,047

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
  #*NCsoft Corp............................................  29,181 $ 3,697,613
   *Neo Holdings Co., Ltd..................................  33,091          --
  #*Neowiz Corp............................................  29,940     399,911
   *Neowiz Games Corp......................................  43,829     816,300
   *Neowiz Internet Corp...................................  16,726     203,497
  #*NEPES Corp.............................................  50,063     710,605
   *Nexen Corp.............................................  21,396   1,531,204
   #Nexen Tire Corp........................................ 110,700   1,285,743
    NH Investment & Securities Co., Ltd.................... 117,438     553,098
  #*NHN Corp...............................................  51,049  11,289,845
  #*NICE Holdings Co., Ltd.................................   1,842     112,124
   *NICE Information Service Co., Ltd......................   2,485      12,084
  #*NK Co., Ltd............................................  67,990     178,298
   *Nong Shim Holdings Co., Ltd............................   7,453     442,605
   #NongShim Co., Ltd......................................  12,976   3,321,892
  #*Nowcom Co., Ltd........................................  24,837     155,873
  #*OCI Co., Ltd...........................................  50,547   7,776,287
  #*OCI Materials Co., Ltd.................................  28,148     932,119
  #*OPTRON-TEC, Inc........................................  38,480     525,046
  #*Orientbio, Inc......................................... 214,491     122,053
   *ORION Corp.............................................   6,091   5,693,253
   *OSANGJAIEL Co., Ltd....................................   2,577      17,220
  #*Osstem Implant Co., Ltd................................  40,324   1,277,596
  #*Osung LST Co., Ltd.....................................  90,561     312,309
  #*Ottogi Corp............................................   5,204   1,135,456
   *Pacific Pharmaceutical Co., Ltd........................     472      11,673
   *Paik Kwang Industrial Co., Ltd.........................  47,628     169,218
  #*PaperCorea, Inc........................................ 194,370     151,812
  #*Partron Co, Ltd........................................  69,040   1,341,323
  #*Pharmicell Co., Ltd.................................... 110,341     493,971
  #*Poongsan Corp..........................................  97,468   2,583,001
   *Poongsan Holdings Corp.................................  16,260     356,202
    POSCO..................................................  22,331   7,300,058
   #POSCO ADR.............................................. 427,646  34,836,043
   *POSCO Chemtech Co., Ltd................................   4,988     594,132
   *POSCO Coated & Color Steel Co., Ltd....................   6,940      95,620
  #*Posco ICT Co., Ltd..................................... 103,314     690,567
  #*Power Logics Co., Ltd..................................  80,717     346,493
   *PSK, Inc...............................................   6,767      29,103
   *Pulmuone Co., Ltd......................................   5,253     263,883
   *Pusan City Gas Co., Ltd................................  26,890     526,000
  #*Pyeong Hwa Automotive Co., Ltd.........................  50,149     681,951
   *Redrover Co., Ltd......................................  51,755     237,193
   *RFsemi Technologies, Inc...............................  20,093     193,696
  #*RNL BIO Co., Ltd....................................... 282,267     712,402
  #*S&T Corp...............................................   8,318     130,251
   *S&T Dynamics Co., Ltd.................................. 101,776   1,101,704
   *S&T Holdings Co., Ltd..................................  23,167     210,395
  #*S&T Motiv Co., Ltd.....................................  34,050     726,877
  #*S&T Motors Co., Ltd.................................... 360,460     163,962
   #S1 Corp................................................  38,199   2,291,105
   *Saeron Automotive Corp.................................   3,180      15,853
   *Sajo Industries Co., Ltd...............................   7,837     390,282
   *Sajodaerim Corp........................................   4,260      52,554
   *Sam Jin Pharmaceutical Co., Ltd........................  44,595     436,255
   *Sam Lip General Foods Co., Ltd.........................  12,050     261,575
  #*Sam Young Electronics Co., Ltd.........................  41,440     320,812
   *Sam Yung Trading Co., Ltd..............................  46,664     531,573
   *Sambu Construction Co., Ltd............................   8,081      39,846
  #*Samchully Co., Ltd.....................................   9,254     986,067
   *Samho Development Co., Ltd.............................  16,464      32,897

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
SOUTH KOREA -- (Continued)
   *Samhwa Paints Industrial Co., Ltd.....................   7,800 $     30,825
  #*Samick Musical Instruments Co., Ltd................... 283,360      350,225
   #Samick THK Co., Ltd...................................  27,940      144,307
  #*SamkwangGlass Co., Ltd................................  12,616      807,681
   #Samsung C&T Corp...................................... 392,882   22,882,553
   *Samsung Card Co., Ltd.................................  43,208    1,421,018
   *Samsung Climate Control Co., Ltd......................   4,190       27,261
   #Samsung Electro-Mechanics Co., Ltd.................... 114,452    9,642,541
    Samsung Electronics Co., Ltd.......................... 143,153  190,455,616
   #Samsung Engineering Co., Ltd..........................  57,499    8,207,399
   #Samsung Fine Chemicals Co., Ltd.......................  72,876    3,527,060
    Samsung Fire & Marine Insurance, Ltd..................  91,430   18,503,306
   #Samsung Heavy Industries Co., Ltd..................... 383,560   13,477,667
    Samsung Life Insurance Co., Ltd....................... 117,615   11,342,396
    Samsung SDI Co., Ltd.................................. 117,840   15,422,186
    Samsung Securities Co., Ltd........................... 196,688   10,185,034
   #Samsung Techwin Co., Ltd..............................  97,200    5,141,962
   *Samwha Capacitor Co., Ltd.............................  11,760       62,659
   *Samwhan Corp..........................................  10,418       30,525
  #*Samyang Foods Co., Ltd................................  12,550      298,013
   *Samyang Genex Co., Ltd................................   2,931      166,267
   *Samyang Holdings Corp.................................  18,148    1,129,802
   *Samyang Tongsang Co., Ltd.............................     720       13,859
  #*Samyoung Chemical Co., Ltd............................ 121,410      360,666
    Sangbo Corp...........................................  27,766      313,684
    Satrec Initiative Co., Ltd............................   7,968      189,075
   *SAVEZONE I&C Corp.....................................  54,000      152,010
  #*SBS Media Holdings Co., Ltd........................... 205,410    1,093,904
  #*Seah Besteel Corp.....................................  60,860    1,656,693
   *SeAH Holdings Corp....................................   3,091      246,583
  #*SeAH Steel Corp.......................................  10,384      878,886
  #*Sebang Co., Ltd.......................................  41,060      652,558
   *Seegene, Inc..........................................  15,609      903,175
  #*Sejong Industrial Co., Ltd............................  37,880      388,086
   *Sempio Foods Co.......................................   3,271       89,192
   *S-Energy Co., Ltd.....................................  27,420      287,231
   *Seohan Co., Ltd....................................... 295,344      294,136
  #*Seohee Construction Co., Ltd.......................... 624,456      535,039
   *Seong An Co., Ltd..................................... 150,840      124,097
  #*Seowon Co., Ltd.......................................  55,740      167,217
   *Seshin Co., Ltd.......................................   2,000           55
  #*Sewon Cellontech Co., Ltd............................. 106,264      344,504
   *SEWOONMEDICAL Co., Ltd................................  36,932      104,874
   *SG Corp............................................... 445,780      575,159
  #*SH Energy & Chemical Co., Ltd......................... 365,590      347,347
  #*Shin Won Corp.........................................  69,550       85,377
   *Shinhan Financial Group Co., Ltd...................... 448,685   16,857,447
  #*Shinhan Financial Group Co., Ltd. ADR................. 387,122   14,513,204
   *Shinpoong Pharmaceutical Co., Ltd..................... 115,799      532,297
    Shinsegae Co., Ltd....................................  29,257    5,911,403
    Shinsegae Information & Communication Co., Ltd........   2,129      104,138
   *Shinsegae International Co., Ltd......................     876       73,186
   *Shinsung Solar Energy Co., Ltd........................ 263,873      385,183
    Shinsung Tongsang Co., Ltd............................ 239,610      206,045
    Shinyoung Securities Co., Ltd.........................  11,600      360,634
   *Signetics Corp........................................ 141,884      381,829
   *SIGONG TECH Co., Ltd..................................  54,100      257,752
  #*Silicon Works Co., Ltd................................  39,751      736,199
   #Silla Co., Ltd........................................  26,764      548,421
    Simm Tech Co., Ltd....................................  83,021      611,392
   *SIMPAC, Inc...........................................  69,650      387,082

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (Continued)
    Sindoh Co., Ltd......................................     8,629 $   495,095
   *SJM Co., Ltd.........................................    23,044     168,685
   *SJM Holdings Co., Ltd................................     1,424       5,448
   *SK Broadband Co., Ltd................................   511,375   2,298,643
  #*SK C&C Co., Ltd......................................    43,023   4,086,979
  #*SK Chemicals Co., Ltd................................    67,310   3,698,166
  #*SK Communications Co., Ltd...........................    63,512     435,334
   #SK Gas Co., Ltd......................................    16,635   1,223,524
   *SK Holdings Co., Ltd.................................    89,228  14,101,311
  #*SK Hynix, Inc........................................   697,881  15,619,346
   *SK Innovation Co., Ltd...............................   115,377  18,182,078
   *SK Networks Co., Ltd.................................   614,532   4,542,184
    SK Securities Co., Ltd............................... 1,245,970   1,241,378
    SK Telecom Co., Ltd..................................     9,434   1,450,701
    SK Telecom Co., Ltd. ADR.............................   170,500   2,889,975
  #*SKC Co., Ltd.........................................    80,380   2,576,331
  #*SL Corp..............................................    56,250     645,900
   #S-MAC Co., Ltd.......................................    52,092     696,570
   #S-Oil Corp...........................................    56,246   5,059,694
  #*Solco Biomedical Co., Ltd............................   202,042     182,803
  #*Songwon Industrial Co., Ltd..........................    65,590     638,567
  #*Sonokong Co., Ltd....................................    54,879     171,065
  #*Soosan Heavy Industries Co., Ltd.....................    11,350      17,255
  #*Ssangbangwool & Trygroup.............................   275,910     259,751
  #*Ssangyong Cement Industrial Co., Ltd.................    89,907     568,077
   *Steel Flower Co., Ltd................................     8,936      70,756
  #*STX Corp.............................................   162,398   1,200,673
  #*STX Engine Co., Ltd..................................    97,770     718,737
  #*STX Offshore & Shipbuilding Co., Ltd.................   279,646   1,790,745
  #*STX Pan Ocean Co., Ltd...............................   511,380   2,666,291
  #*Suheung Capsule Co., Ltd.............................    24,310     484,479
   *Sun Kwang Co., Ltd...................................       485      10,468
   *Sung Bo Chemicals Co., Ltd...........................       330       7,731
  #*Sung Jin Geotec Co., Ltd.............................    43,330     398,068
  #*Sungchang Enterprise Holdings, Ltd...................    22,640     351,262
   *Sungshin Cement Co., Ltd.............................    21,650     128,122
   *Sunjin Co., Ltd......................................     9,867     130,453
  #*Suprema, Inc.........................................    31,654     485,486
   *Synopex, Inc.........................................   219,326     472,246
   *Tae Kyung Industrial Co., Ltd........................    41,740     138,627
  #*TaeKwang Industrial Co., Ltd.........................     1,769   1,572,615
   *Taesan LCD Co., Ltd..................................     5,367      12,660
  #*Taewoong Co., Ltd....................................    36,112     640,239
   *Taeyoung Engineering & Construction Co., Ltd.........   165,090     842,021
   *Taihan Electric Wire Co., Ltd........................   317,524   1,174,916
   *Tailim Packaging Industries Co., Ltd.................   125,520     240,961
   *TCC Steel............................................    40,849     158,743
   *Telcoware Co., Ltd...................................       431       3,949
  #*Tera Resource Co., Ltd...............................   791,455     906,392
   *Theall Medi Bio......................................     8,110      29,788
   *TK Chemical Corp.....................................    33,619      58,201
  #*Tong Yang Moolsan Co., Ltd...........................    20,210     211,664
   #Tong Yang Securities, Inc............................   193,093     717,885
   *Tongyang Life Insurance..............................   168,300   1,831,351
  #*Tongyang, Inc........................................   270,618     460,073
   *Top Engineering Co., Ltd.............................     6,480      30,354
  #*Toptec Co., Ltd......................................    21,846     306,936
   *Trais Co., Ltd.......................................    16,934      52,472
  #*TS Corp..............................................    14,960     373,322
   *UBCare Co., Ltd......................................    40,068     112,339
  #*Ubivelox, Inc........................................     9,924     227,267

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
   *UI Display Co., Ltd..............................     20,641 $      151,911
  #*Uju Electronics Co., Ltd.........................     25,042        572,487
  #*Unid Co., Ltd....................................     14,163        480,761
   *Union Steel......................................      9,090        103,863
  #*Unison Co., Ltd..................................     70,297        361,599
   *Value Added Technologies Co., Ltd................      8,076         79,738
  #*VGX International, Inc...........................    104,335        143,568
   *Vieworks Co., Ltd................................     17,852        267,211
   *Visang Education, Inc............................     20,996        261,355
  #*Webzen, Inc......................................     29,512        247,234
  #*WeMade Entertainment Co., Ltd....................     10,799        365,296
   *Whanin Pharmaceutical Co., Ltd...................     39,160        409,911
  #*Will-Bes & Co., Ltd. (The).......................    234,120        393,016
   *WiSoL Co., Ltd...................................     28,115        320,147
  #*Woongjin Chemical Co., Inc.......................    970,930        872,980
  #*Woongjin Energy Co., Ltd.........................    232,780        532,096
  #*Woongjin Holdings Co., Ltd.......................     57,840        121,766
   *Woongjin Thinkbig Co., Ltd.......................     73,288        528,174
   *Wooree ETI Co., Ltd..............................    117,091        557,121
   *Woori Finance Holdings Co., Ltd..................  1,149,310     13,513,249
   *Woori Finance Holdings Co., Ltd. ADR.............      1,818         64,303
   *Woori Financial Co., Ltd.........................     41,776        673,680
   *Woori Investment & Securities Co., Ltd...........    625,645      7,094,705
   *Wooridul Life Sciences, Ltd......................    221,550        192,334
  #*WooSung Feed Co., Ltd............................     68,250        259,255
  #*Y G-1 Co., Ltd...................................     43,237        460,907
   *Yedang Company Co., Ltd..........................    204,325        308,649
   *YESCO Co., Ltd...................................     10,420        286,059
  #*Yoosung Enterprise Co., Ltd......................      9,651         27,197
  #*YooSung T&S Co., Ltd.............................     60,732        143,929
  #*Youlchon Chemical Co., Ltd.......................     46,770        356,028
  #*Young Heung Iron & Steel Co., Ltd................     57,420         92,854
   *Young Poong Corp.................................      2,430      2,167,490
   *Young Poong Precision Corp.......................     33,740        333,188
  #*Youngone Corp....................................     67,250      2,341,225
   *Youngone Holdings Co., Ltd.......................     19,141      1,181,100
   *Yuhan Corp.......................................     28,209      4,752,896
    Yuhwa Securities Co., Ltd........................      4,830         56,103
  #*Yungjin Pharm Co., Ltd...........................    279,733        424,002
                                                                 --------------
TOTAL SOUTH KOREA....................................             1,459,292,795
                                                                 --------------
TAIWAN -- (12.4%)
   *A.G.V. Products Corp.............................  2,283,407        785,705
    Ability Enterprise Co., Ltd......................  1,934,893      1,818,780
    AcBel Polytech, Inc..............................  1,561,468      1,199,137
   #Accton Technology Corp...........................  2,402,369      1,302,003
   #Ace Pillar Co., Ltd..............................    190,617        235,492
  #*Acer, Inc........................................ 11,393,127     10,077,509
   *ACES Electronic Co., Ltd.........................    323,000        364,131
   #ACHEM Technology Corp............................    746,629        360,698
   *Acme Electronics Corp............................    422,186        547,787
   *Acter Co., Ltd...................................    164,000        705,942
  #*Action Electronics Co., Ltd......................    920,977        224,672
   *Actron Technology Corp...........................    208,200        482,567
   *A-DATA Technology Co., Ltd.......................    886,000      1,073,948
  #*Adlink Technology, Inc...........................    371,295        430,506
   *Advanced Ceramic X Corp..........................    189,000        517,720
   *Advanced International Multitech Co., Ltd........    422,000        601,421
   #Advanced Semiconductor Engineering, Inc.......... 11,327,750      9,143,107
    Advanced Semiconductor Engineering, Inc. ADR.....    823,972      3,287,648
   #Advancetek Enterprise Co., Ltd...................    607,896        596,056

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Advantech Co., Ltd..................................    464,440 $ 1,944,061
   *AimCore Technology Co., Ltd.........................    192,422     375,690
    Alcor Micro Corp....................................    353,000     413,862
   #ALI Corp............................................  1,106,000   1,228,207
   #Allis Electric Co., Ltd.............................    329,000      96,966
   *Alltop Technology Co., Ltd..........................     59,000      63,937
   #Alpha Networks, Inc.................................  1,637,000   1,082,362
    Altek Corp..........................................  1,838,085   1,015,742
    Ambassador Hotel (The)..............................  1,280,000   1,319,782
   #Ampoc Far-East Co., Ltd.............................    469,567     408,377
    AmTRAN Technology Co., Ltd..........................  4,135,944   2,969,130
   *Anpec Electronics Corp..............................    508,000     313,101
   *Apacer Technology, Inc..............................    551,000     504,530
   #APCB, Inc...........................................    660,000     423,992
   #Apex Biotechnology Corp.............................    314,625     818,579
    Apex Medical Corp...................................    251,463     299,523
    Apex Science & Engineering Corp.....................    249,849      84,276
   *Ardentec Corp.......................................  1,461,987     966,398
   #Arima Communications Corp...........................  1,015,153     501,497
   *Arima Optoelectronics Corp..........................    273,890      45,825
    Asia Cement Corp....................................  5,545,878   7,059,478
   *Asia Optical Co., Inc...............................  1,124,000   1,158,157
  #*Asia Plastic Recycling Holding, Ltd.................    221,558     656,853
    Asia Polymer Corp...................................  1,243,200   1,128,157
    Asia Vital Components Co., Ltd......................  1,414,857     789,911
   #Asrock, Inc.........................................    142,000     503,236
   #Asustek Computer, Inc...............................  1,150,861  13,189,502
    Aten International Co., Ltd.........................    325,715     478,867
  #*AU Optronics Corp................................... 13,712,497   5,578,003
   *AU Optronics Corp. Sponsored ADR....................  1,470,758   5,853,617
   #Audix Corp..........................................    467,969     421,935
   *Aurora Corp.........................................    352,226     517,536
    Aurora Systems Corp.................................    225,072     220,060
   #AV Tech Corp........................................    167,000     512,015
    Avermedia Technologies, Inc.........................    943,037     473,004
   #Avision, Inc........................................    773,263     225,228
   *AVY Precision Technology, Inc.......................    201,000     351,358
    Awea Mechantronic Co., Ltd..........................    176,774     187,921
   *Bank of Kaohsiung...................................  1,874,039     593,251
    Basso Industry Corp., Ltd...........................    585,427     374,741
   *BenQ Materials Corp.................................    691,000     266,054
    BES Engineering Corp................................  7,208,050   1,982,217
    Bin Chuan Enterprise Co., Ltd.......................    178,000     209,055
   *Bionet Corp.........................................    159,000     208,936
   #Biostar Microtech International Corp................    745,712     285,626
   *Boardtek Electronics Corp...........................    724,000     556,000
    Bright Led Electronics Corp.........................    596,180     311,303
   #C Sun Manufacturing, Ltd............................    722,740     490,021
  #*Cameo Communications, Inc...........................  1,093,116     276,001
   *Capella Microsystems Taiwan, Inc....................     91,000     700,889
    Capital Securities Corp.............................  8,806,210   3,434,399
   #Career Technology (MFG.) Co., Ltd...................  1,226,000   1,563,739
   *Carnival Industrial Corp............................  1,589,000     505,944
   #Catcher Technology Co., Ltd.........................  1,606,872   7,190,471
    Cathay Chemical Works, Inc..........................     35,000      15,062
   #Cathay Financial Holdings Co., Ltd.................. 14,629,425  16,310,423
   #Cathay Real Estate Development Co., Ltd.............  4,409,000   2,189,672
   *Celxpert Energy Corp................................     11,000       7,179
   *Center Laboratories, Inc............................    366,000     482,175
  #*Central Reinsurance Co., Ltd........................    376,897     176,180
    ChainQui Construction Development Co., Ltd..........    381,464     250,610

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Chaintech Technology Corp...........................    133,409 $   173,998
    Champion Building Materials Co., Ltd................  1,733,390     643,412
    Chang Hwa Commercial Bank........................... 16,000,616   8,839,507
  #*Chang Wah Electromaterials, Inc.....................    159,572     504,587
   *Chang-Ho Fibre Corp.................................     49,000      19,247
   #Charoen Pokphand Enterprises Co., Ltd...............    792,000     405,490
   *Chaun-Choung Technology Corp........................    316,000     590,406
  #*CHC Resources Corp..................................    234,135     407,409
   *Chen Full International Co., Ltd....................    159,000     107,937
   *Chenbro Micom Co., Ltd..............................    151,000     192,311
    Cheng Loong Corp....................................  4,416,160   1,825,201
    Cheng Shin Rubber Industry Co., Ltd.................  2,258,790   5,902,712
    Cheng Uei Precision Industry Co., Ltd...............  1,712,630   3,227,797
  #*Chenming Mold Industrial Corp.......................    481,708     376,264
   *Chia Chang Co., Ltd.................................     60,000      84,205
    Chia Hsin Cement Corp...............................  2,111,747     994,157
   #Chicony Electronics Co., Ltd........................  1,308,347   3,625,354
    Chien Kuo Construction Co., Ltd.....................  1,364,706     656,340
   *Chien Shing Stainless Steel Co., Ltd................    350,000      57,696
   #Chilisin Electronics Corp...........................    484,784     285,797
   *Chime Ball Technology Co., Ltd......................     29,000      61,517
   *Chimei Materials Technology Corp....................    550,000     687,310
   *China Airlines, Ltd................................. 10,505,057   4,612,569
    China Chemical & Pharmaceutical Co., Ltd............  1,286,000     873,705
   *China Development Financial Holding Corp............ 45,277,924  12,522,524
   #China Ecotek Corp...................................    134,000     336,545
    China Electric Manufacturing Corp...................  1,251,220     763,837
   *China General Plastics Corp.........................  1,428,000     757,551
   #China Glaze Co., Ltd................................    607,162     308,640
   *China Life Insurance Co., Ltd.......................  6,887,750   6,815,605
   *China ManMade Fibers Corp...........................  5,490,662   2,003,636
    China Metal Products Co., Ltd.......................  1,358,310   1,339,602
   #China Motor Corp....................................  2,497,716   2,277,928
    China Petrochemical Development Corp................  7,341,325   4,518,568
    China Steel Chemical Corp...........................    321,998   1,593,151
   #China Steel Corp.................................... 24,040,953  22,676,854
   #China Steel Structure Co., Ltd......................    556,000     599,097
   #China Synthetic Rubber Corp.........................  2,397,818   2,608,437
   *China United Trust & Investment Corp................     50,053          --
  #*China Wire & Cable Co., Ltd.........................    614,000     226,855
    Chinatrust Financial Holdings Co., Ltd.............. 31,891,454  18,277,065
   #Chinese Gamer International Corp....................    173,000     360,594
    Chinese Maritime Transport, Ltd.....................    559,460     728,142
   #Chin-Poon Industrial Co., Ltd.......................  1,839,617   1,938,828
  #*Chipbond Technology Corp............................  1,459,000   3,001,935
    Chong Hong Construction Co..........................    447,551   1,487,448
   #Chroma Ate, Inc.....................................    892,705   1,914,625
   *Chun Yu Works & Co., Ltd............................    992,000     399,948
    Chun Yuan Steel Industrial Co., Ltd.................  1,983,177     779,326
   *Chung Hung Steel Corp...............................  3,962,926   1,363,903
   *Chung Hwa Pulp Corp.................................  2,363,530     825,150
   #Chung-Hsin Electric & Machinery Manufacturing Corp..  1,826,000     989,648
   *Chunghwa Chemical Synthesis & Biotech Co., Ltd......    212,000     369,476
   *Chunghwa Picture Tubes, Ltd......................... 15,894,759     464,517
    Chunghwa Telecom Co., Ltd...........................  1,464,000   4,665,336
   #Chunghwa Telecom Co., Ltd. ADR......................    382,918  12,241,888
   *Chyang Sheng Dyeing & Finishing Co., Ltd............    209,000      83,968
   *Cleanaway Co., Ltd..................................     61,000     401,954
    Clevo Co., Ltd......................................  1,472,482   2,048,840
  #*CMC Magnetics Corp.................................. 13,624,210   2,133,777
   *CoAsia Microelectronics Corp........................    250,000     201,740

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Collins Co., Ltd....................................    712,078 $   276,207
  #*Compal Communications, Inc..........................  1,349,744   1,452,727
    Compal Electronics, Inc............................. 16,247,560  11,816,195
   #Compeq Manufacturing Co., Ltd.......................  4,868,000   1,873,753
   *Concord Securities Corp.............................    231,000      56,384
    Continental Holdings Corp...........................  2,070,667     799,318
   *Coretronic Corp.....................................  2,691,000   2,085,547
   *Cosmo Electronics Corp..............................    173,245     161,969
   *Cosmos Bank Taiwan..................................  1,889,570     691,873
   #Coxon Precise Industrial Co., Ltd...................    537,000   1,139,722
    Creative Sensor, Inc................................     21,000      10,710
   *Crystalwise Technology, Inc.........................    441,000     386,528
    CSBC Corp. Taiwan...................................  2,055,150   1,257,036
    CTCI Corp...........................................  1,383,896   2,652,255
   #CviLux Corp.........................................    280,672     385,483
   #Cyberlink Corp......................................    318,816     987,161
   *CyberPower Systems, Inc.............................     98,000     177,192
   #Cybertan Technology, Inc............................  1,420,873   1,194,811
    Da Cin Construction Co., Ltd........................    785,809     546,812
   *Dah Fung CATV Co., Ltd..............................    197,200     392,406
   *Da-Li Construction Co., Ltd.........................     87,000      97,891
   #Darfon Electronics Corp.............................  1,224,700     774,992
    Davicom Semiconductor, Inc..........................    297,392     213,208
   *Daxin Materials Corp................................    106,000     189,685
    De Licacy Industries Co., Ltd.......................    139,000      42,294
    Delpha Construction Co., Ltd........................    937,754     295,417
    Delta Electronics, Inc..............................  2,266,163   8,210,349
    Depo Auto Parts Industrial Co., Ltd.................    426,634   1,004,069
    DFI, Inc............................................    287,571     266,416
   *Dimerco Express Corp................................    411,000     261,816
   #D-Link Corp.........................................  2,976,924   1,854,722
   *DYNACOLOR, Inc......................................     51,000      75,333
    Dynamic Electronics Co., Ltd........................  1,165,583     369,671
  #*Dynapack International Technology Corp..............    484,000   1,846,349
   #E Ink Holdings, Inc.................................  2,832,000   2,087,859
   #E.Sun Financial Holding Co., Ltd.................... 17,082,415   9,784,871
   *Eastern Media International Corp....................  3,766,360     536,580
   #Eclat Textile Co., Ltd..............................    416,417   1,763,287
   *Edimax Technology Co., Ltd..........................    806,000     359,607
   *Edison Opto Corp....................................    284,000     362,224
    Edom Technology Co., Ltd............................    215,600      80,064
   *eGalax_eMPIA Technology, Inc........................    174,000     420,852
    Elan Microelectronics Corp..........................  1,320,323   2,449,979
  #*E-Lead Electronic Co., Ltd..........................    218,846     194,821
  #*E-LIFE MALL Corp., Ltd..............................    309,000     716,486
  #*Elite Advanced Laser Corp...........................    285,000     503,761
    Elite Material Co., Ltd.............................  1,330,839   1,331,023
    Elite Semiconductor Memory Technology, Inc..........  1,127,390     854,143
    Elitegroup Computer Systems Co., Ltd................  3,374,334   1,052,434
  #*eMemory Technology, Inc.............................    269,000     603,295
   *ENG Electric Co., Ltd...............................    622,247     706,253
    EnTie Commercial Bank...............................  1,855,166   1,132,239
   *Episil Technologies, Inc............................    371,000     107,904
   #Epistar Corp........................................  3,644,898   6,932,899
    Eternal Chemical Co., Ltd...........................  2,804,211   2,405,127
   *E-Ton Solar Tech Co., Ltd...........................  1,167,000     552,451
   *Etron Technology Inc................................    290,000      84,812
   *Eva Airways Corp....................................  5,805,712   3,720,280
   *Everest Textile Co., Ltd............................  1,126,064     271,322
    Evergreen International Storage & Transport Corp....  2,630,000   1,738,841
   *Evergreen Marine Corp., Ltd.........................  7,512,472   4,724,723

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Everlight Chemical Industrial Corp..................  1,560,945 $ 1,094,290
   #Everlight Electronics Co., Ltd......................  1,719,570   2,413,262
   *Everspring Industry Co., Ltd........................    616,000     418,696
    Excel Cell Electronics Co., Ltd.....................     86,000      31,797
   #Excelsior Medical Co., Ltd..........................    423,049     801,248
   #Far Eastern Department Stores Co., Ltd..............  3,247,787   3,222,691
    Far Eastern International Bank......................  6,710,381   2,719,647
    Far Eastern New Century Corp........................  8,637,553  10,014,255
    Far EasTone Telecommunications Co., Ltd.............  2,002,000   5,093,636
    Faraday Technology Corp.............................  1,319,822   1,655,457
  #*Farglory F T Z Investment Holding Co., Ltd..........    299,000     214,164
   #Farglory Land Development Co., Ltd..................  1,252,771   2,307,995
    Federal Corp........................................  1,853,598   1,353,179
   *Feedback Technology Corp............................    117,000     270,539
   *Feng Hsin Iron & Steel Co., Ltd.....................  1,397,131   2,509,571
   #Feng Tay Enterprise Co., Ltd........................    977,503   1,188,163
   *Firich Enterprises Co., Ltd.........................    616,840     872,567
   *First Copper Technology Co., Ltd....................  1,044,000     356,327
   #First Financial Holding Co., Ltd.................... 23,794,713  14,510,511
    First Hotel.........................................    668,563     444,326
    First Insurance Co., Ltd............................    968,640     526,226
    First Steamship Co., Ltd............................  1,338,838   1,075,904
   #FLEXium Interconnect, Inc...........................    628,219   2,131,595
   *Flytech Technology Co., Ltd.........................    301,541     736,960
    Forhouse Corp.......................................  1,987,304   1,010,890
    Formosa Advanced Technologies Co., Ltd..............    629,000     353,998
    Formosa Chemicals & Fiber Co., Ltd..................  5,297,134  14,396,389
  #*Formosa Epitaxy, Inc................................  2,031,797   1,475,083
   #Formosa International Hotels Corp...................     87,528   1,070,967
   *Formosa Laboratories, Inc...........................    160,000     259,416
    Formosa Oilseed Processing Co., Ltd.................    307,891     134,248
   *Formosa Optical Technology Co., Ltd.................    131,000     348,397
   #Formosa Petrochemical Corp..........................  1,264,000   3,645,999
    Formosa Plastics Corp...............................  5,652,279  15,357,876
    Formosa Taffeta Co., Ltd............................  3,171,460   3,061,519
    Formosan Rubber Group, Inc..........................  2,173,000   1,569,414
    Formosan Union Chemical Corp........................  1,233,401     658,874
   #Fortune Electric Co., Ltd...........................    477,304     192,570
   #Founding Construction & Development Co., Ltd........    757,277     537,403
    Foxconn Technology Co., Ltd.........................  1,575,032   4,609,568
   *Foxlink Image Technology Co., Ltd...................    613,000     443,910
   *Froch Enterprise Co., Ltd...........................    818,000     294,124
   #FSP Technology, Inc.................................    755,414     676,118
    Fu I Industrial Co., Ltd............................      8,989      16,466
    Fubon Financial Holding Co., Ltd.................... 12,094,387  15,457,902
    Fullerton Technology Co., Ltd.......................    449,670     381,787
   *Fulltech Fiber Glass Corp...........................  1,138,000     521,663
    Fwusow Industry Co., Ltd............................    798,661     411,954
    G Shank Enterprise Co., Ltd.........................    946,445     576,228
   *Gamania Digital Entertainment Co., Ltd..............    392,000     352,288
    Gem Terminal Industries Co., Ltd....................    313,938     128,137
   #Gemtek Technology Corp..............................  1,489,574   1,992,910
    General Plastic Industrial Co., Ltd.................    192,684     191,959
  #*Genesis Photonics, Inc..............................  1,170,103     916,484
  #*Genius Electronic Optical Co., Ltd..................    164,417   1,119,542
   *Genmont Biotech, Inc................................    169,000     256,398
    GeoVision, Inc......................................    126,014     525,651
   #Getac Technology Corp...............................  2,426,281   1,254,363
    Giant Manufacturing Co., Ltd........................    553,363   2,942,676
   *Giantplus Technology Co., Ltd.......................  1,061,000     302,509
   *Giga Solar Materials Corp...........................     46,000     462,345

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Giga Solution Tech Co., Ltd.........................    375,044 $   219,712
    Gigabyte Technology Co., Ltd........................  2,701,750   2,325,219
   #Gigastorage Corp....................................  1,318,728     919,110
  #*Gintech Energy Corp.................................  1,684,784   1,650,841
   #Global Brands Manufacture, Ltd......................  1,161,973     395,837
   *Global Lighting Technologies, Inc...................     89,000     114,435
    Global Mixed Mode Technology, Inc...................    299,000   1,007,557
   #Global Unichip Corp.................................    230,000     748,136
   #Globe Union Industrial Corp.........................    969,019     497,864
   *Gloria Material Technology Corp.....................  2,331,239   1,901,909
  #*Gold Circuit Electronics, Ltd.......................  2,094,747     416,572
    Goldsun Development & Construction Co., Ltd.........  6,631,672   2,574,224
    Good Will Instrument Co., Ltd.......................    180,277     106,614
   *Gourmet Master Co., Ltd.............................    125,000     847,887
    Grand Pacific Petrochemical Corp....................  4,657,000   2,407,879
   *Grape King, Inc.....................................    313,000     801,388
   #Great China Metal Industry Co., Ltd.................    664,000     764,089
    Great Taipei Gas Co., Ltd...........................  1,169,000     827,242
    Great Wall Enterprise Co., Ltd......................  1,740,921   1,592,119
  #*Green Energy Technology, Inc........................  1,237,640   1,083,748
   *G-Tech Optoelectronics Corp.........................    576,000   1,344,354
  #*GTM Corp............................................    621,000     321,337
   *Gudeng Precision Industrial Co., Ltd................    112,000     302,145
   #Hannstar Board Corp.................................  1,222,875     543,355
   *HannStar Display Corp............................... 11,331,631   1,287,430
   *HannsTouch Solution, Inc............................  3,085,262   1,038,337
   #Harvatek Corp.......................................    764,316     334,494
   #Hey Song Corp.......................................  1,663,000   2,163,547
   *Hi-Clearance, Inc...................................     63,000     163,972
    Highwealth Construction Corp........................  1,180,682   2,454,138
   #Hiti Digital, Inc...................................    444,337     197,260
   #Hitron Technologies, Inc............................    821,300     441,228
   #Hiwin Technologies Corp.............................    360,911   2,900,215
   *Ho Tung Holding Corp................................  3,138,853   1,472,618
   #Hocheng Corp........................................  1,187,300     365,747
    Hold-Key Electric Wire & Cable Co., Ltd.............    332,545     126,282
   #Holiday Entertainment Co., Ltd......................    229,400     313,035
    Holtek Semiconductor, Inc...........................    664,000     691,961
    Holy Stone Enterprise Co., Ltd......................  1,293,175   1,121,588
   #Hon Hai Precision Industry Co., Ltd................. 21,092,476  60,388,104
   #Hong Tai Electric Industrial Co., Ltd...............  1,117,000     382,349
    Hong Yi Fiber Industry Co., Ltd.....................     55,680      18,215
   *Horizon Securities Co., Ltd.........................    177,000      52,241
   *Hota Industrial Manufacturing Co., Ltd..............    714,000     530,534
    Hotai Motor Co., Ltd................................    407,000   3,248,369
  #*Howarm Construction Co., Ltd........................    691,310     478,386
    Hsin Kuang Steel Co., Ltd...........................  1,219,783     912,255
   *Hsin Yung Chien Co., Ltd............................    150,000     421,251
    Hsing Ta Cement Co., Ltd............................    335,000     118,608
   #HTC Corp............................................  1,298,619  12,807,233
   *Hu Lane Associate, Inc..............................    141,620     236,134
   *Hua Eng Wire & Cable Co., Ltd.......................  2,237,000     837,068
    Hua Nan Financial Holding Co., Ltd.................. 15,276,367   8,822,752
    Huaku Development Co., Ltd..........................  1,041,400   2,569,531
   #Huang Hsiang Construction Co........................    374,735     964,481
   #Hung Ching Development & Construction Co., Ltd......    482,000     210,616
    Hung Poo Real Estate Development Corp...............  1,318,554   1,352,510
    Hung Sheng Construction Co., Ltd....................  2,787,900   1,804,265
   *Hwa Fong Rubber Co., Ltd............................    844,000     174,455
   *Ibase Technology, Inc...............................    325,247     414,155
  #*Ichia Technologies, Inc.............................  1,565,255     769,587

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
  #*I-Chiun Precision Industry Co., Ltd.................    951,211 $   609,577
    ICP Electronics, Inc................................    750,100   1,019,291
  #*ILI Technology Corp.................................    218,000     710,070
   *Infortrend Technology, Inc..........................  1,116,866     690,128
  #*Innolux Corp........................................ 20,570,561  10,711,479
  #*Inotera Memories, Inc...............................  8,868,528   1,492,227
   #Insyde Software Corp................................     98,000     251,030
  #*Integrated Memory Logic, Ltd........................    224,730     675,107
   *International Games System Co., Ltd.................    229,000     799,195
    Inventec Corp.......................................  9,059,276   3,626,430
   #I-Sheng Electric Wire & Cable Co., Ltd..............    490,000     701,620
   *ITE Technology, Inc.................................    891,314     720,812
    ITEQ Corp...........................................  1,177,611   1,253,624
   *J Touch Corp........................................    467,000     376,909
   *Janfusun Fancyworld Corp............................    751,000     135,332
   *Jenn Feng New Energy Co., Ltd.......................    435,000     172,069
   *Jentech Precision Industrial Co., Ltd...............    285,156     615,879
   *Jess-Link Products Co., Ltd.........................    730,600     622,074
   *Jih Sun Financial Holdings Co., Ltd.................  1,088,374     333,207
    Johnson Health Tech Co., Ltd........................    225,028     582,280
    Jui Li Enterprise Co., Ltd..........................    136,610      35,794
   *K Laser Technology, Inc.............................    217,459      94,346
    Kang Na Hsiung Enterprise Co., Ltd..................    444,150     199,482
   *Kao Hsing Chang Iron & Steel Corp...................    545,000     128,820
    Kaori Heat Treatment Co., Ltd.......................    253,400     410,002
   #Kaulin Manufacturing Co., Ltd.......................    689,684     421,454
   *KD Holding Corp.....................................     20,000      97,881
   #Kee Tai Properties Co., Ltd.........................  1,693,101   1,256,145
    Kenda Rubber Industrial Co., Ltd....................  1,786,829   2,398,419
   *Kenmec Mechanical Engineering Co., Ltd..............    306,000     111,940
   #Kerry TJ Logistics Co., Ltd.........................    875,000   1,384,797
    King Core Electronics, Inc..........................     76,302      54,172
    King Slide Works Co., Ltd...........................    122,450     803,006
    King Yuan Electronics Co., Ltd......................  5,767,032   3,423,223
    Kingdom Construction Co., Ltd.......................  1,866,000   1,533,822
   *King's Town Bank....................................  3,828,653   3,335,743
    King's Town Construction Co., Ltd...................    848,579     875,010
    Kinik Co............................................    538,000     860,310
   #Kinko Optical Co., Ltd..............................    751,772     963,625
    Kinpo Electronics, Inc..............................  5,024,892   1,130,729
   #Kinsus Interconnect Technology Corp.................    830,476   2,607,821
   #KS Terminals, Inc...................................    397,290     293,453
   #Kung Long Batteries Industrial Co., Ltd.............    270,000     603,817
   *Kung Sing Engineering Corp..........................    136,000      50,663
   *Kuo Toong International Co., Ltd....................    132,000      87,645
   #Kuoyang Construction Co., Ltd.......................  1,970,000   1,102,642
  #*Kwong Fong Industries Corp..........................  1,460,000     851,822
   *KYE Systems Corp....................................  1,294,736     392,621
   #L&K Engineering Co., Ltd............................    614,000     580,733
    Lan Fa Textile Co., Ltd.............................    890,412     260,347
   #Largan Precision Co., Ltd...........................    172,234   4,506,923
    Laser Tek Taiwan Co., Ltd...........................     21,500      15,293
   #LCY Chemical Corp...................................  1,727,495   2,291,542
   *Lead Data Co., Ltd..................................    266,000      20,943
    Leader Electronics, Inc.............................    592,886     392,011
   #Leadtrend Technology Corp...........................    141,926     221,715
    Lealea Enterprise Co., Ltd..........................  3,383,570   1,279,872
   #Ledtech Electronics Corp............................    412,095     160,074
    Lee Chi Enterprises Co., Ltd........................    824,000     333,680
    Lelon Electronics Corp..............................    291,900     124,629
  #*Leofoo Development Co., Ltd.........................  1,255,614     674,656

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
  #*Les Enphants Co., Ltd...............................    840,479 $   681,217
   *Lextar Electronics Corp.............................    966,000     853,971
   *Li Peng Enterprise Co., Ltd.........................  2,466,232     882,755
    Lian HWA Food Corp..................................    222,952     274,010
    Lien Hwa Industrial Corp............................  2,502,809   1,664,665
    Lingsen Precision Industries, Ltd...................  1,647,490     855,391
   #LITE-ON IT Corp.....................................  2,228,513   2,164,713
    Lite-On Semiconductor Corp..........................  1,331,000     674,138
    Lite-On Technology Corp.............................  7,696,794  11,093,720
  #*Long Bon International Co., Ltd.....................  1,307,875   1,530,894
  #*Long Chen Paper Co., Ltd............................  1,705,838     467,346
   *Longwell Co.........................................    526,000     482,406
    Lotes Co., Ltd......................................    291,920     856,278
   *Lucky Cement Corp...................................    634,000     145,061
    Lumax International Corp., Ltd......................    364,140     827,595
    Lung Yen Life Service Corp..........................    215,000     645,377
   #Macroblock, Inc.....................................    125,000     474,283
   #Macronix International Co., Ltd..................... 16,197,994   4,659,081
   *MacroWell OMG Digital Entertainment Co., Ltd........     53,000     205,901
    Mag Layers Scientific-Technics Co., Ltd.............     28,600      35,982
   *Makalot Industrial Co., Ltd.........................    433,430   1,418,287
   #Marketech International Corp........................    568,000     350,208
    Masterlink Securities Corp..........................  4,870,000   1,592,687
    Maxtek Technology Co., Ltd..........................    125,000      78,823
  #*Mayer Steel Pipe Corp...............................    791,905     331,587
   #Maywufa Co., Ltd....................................    178,462      92,032
   #Media Tek, Inc......................................  1,437,823  15,748,326
   *Medigen Biotechnology Corp..........................    235,000   1,420,936
    Mega Financial Holding Co., Ltd..................... 17,018,129  13,937,852
    Meiloon Co., Ltd....................................    394,721     163,589
    Mercuries & Associates, Ltd.........................  1,183,042   1,103,060
    Mercuries Data Systems, Ltd.........................    120,000      37,515
    Merida Industry Co., Ltd............................    450,512   2,058,839
   #Merry Electronics Co., Ltd..........................    923,266   1,258,528
  #*Microbio Co., Ltd...................................  1,026,380   1,230,848
  #*Microelectronics Technology, Inc....................  1,968,503     891,715
    Microlife Corp......................................     99,100     208,562
    Micro-Star International Co., Ltd...................  3,473,465   1,606,803
   #Min Aik Technology Co., Ltd.........................    523,562   1,627,774
   #Mirle Automation Corp...............................    660,923     461,549
    Mitac International Corp............................  5,830,135   2,185,832
   #Mobiletron Electronics Co., Ltd.....................    158,000      94,820
   *Mosel Vitelic, Inc..................................  1,781,758     429,164
  #*Motech Industries, Inc..............................  1,666,000   1,871,391
   *MPI Corp............................................    299,000     616,918
   #Nak Sealing Technologies Corp.......................    206,549     352,774
    Namchow Chemical Industrial Co., Ltd................    646,000     616,596
   *Nan Ren Lake Leisure Amusement Co., Ltd.............    421,000     167,657
    Nan Ya Plastic Corp.................................  8,209,103  16,700,571
   #Nan Ya Printed Circuit Board Corp...................    871,211   1,086,556
   #Nankang Rubber Tire Co., Ltd........................  1,642,197   1,925,608
   #Nantex Industry Co., Ltd............................    976,889     666,870
   *Nanya Technology Corp...............................  3,553,570     330,168
   #National Petroleum Co., Ltd.........................    642,000     647,305
  #*Neo Solar Power Corp................................  2,147,000   1,639,112
   *Netronix, Inc.......................................    232,000     358,917
    New Asia Construction & Development Co., Ltd........    468,904     132,950
   *New Era Electronics Co., Ltd........................    325,000     328,419
   *Newmax Technology Co., Ltd..........................    269,000     539,601
   *Nexcom International Co., Ltd.......................     33,000      28,035
   #Nichidenbo Corp.....................................    341,109     248,050

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Nien Hsing Textile Co., Ltd..........................  1,156,110 $  814,475
   *Nishoku Technology, Inc..............................     44,000     78,517
   #Novatek Microelectronics Corp........................  1,376,000  5,474,816
   *Nuvoton Technology Corp..............................    252,000    314,801
  #*Ocean Plastics Co., Ltd..............................    690,000    580,807
   *Oneness Biotech Co., Ltd.............................    198,000    312,960
   *Optimax Technology Corp..............................    204,366     15,002
    OptoTech Corp........................................  2,518,713  1,024,548
   *Orient Semiconductor Electronics, Ltd................  2,601,000    349,109
   #Oriental Union Chemical Corp.........................  1,865,819  2,207,039
  #*Orise Technology Co., Ltd............................    352,000    472,010
   #Pacific Construction Co., Ltd........................    185,276     51,465
  #*Pan Jit International, Inc...........................  1,621,860    619,030
   *Pan-International Industrial Corp....................  1,631,335  1,524,224
   #Paragon Technologies Co., Ltd........................    318,630    395,573
   #PChome Online, Inc...................................    149,197    733,079
  #*Pegatron Corp........................................  6,341,293  8,406,358
    Phihong Technology Co., Ltd..........................  1,261,048  1,111,344
    Phison Electronics Corp..............................    357,000  2,413,166
   *Phoenix Tours International, Inc.....................    181,000    386,764
  #*Phytohealth Corp.....................................    487,878    776,499
  #*Pihsiang Machinery Manufacturing Co., Ltd............    533,000    614,233
  #*Pixart Imaging, Inc..................................    560,000  1,342,444
    Plotech Co., Ltd.....................................    216,000     85,736
  #*Polytronics Technology Corp..........................    223,408    436,735
   *Portwell, Inc........................................    407,000    402,706
   *Posiflex Technologies, Inc...........................     42,000     88,132
    Pou Chen Corp........................................  6,647,005  6,642,185
   *Power Quotient International Co., Ltd................    530,400    368,511
  #*Powercom Co., Ltd....................................    844,730    417,060
   *Powertech Industrial Co., Ltd........................    336,000    197,330
   #Powertech Technology, Inc............................  2,829,580  4,261,269
   *Poya Co., Ltd........................................    128,000    372,908
   #Precision Silicon Corp...............................     99,904     43,992
   #President Chain Store Corp...........................    786,728  4,252,016
   *President Securities Corp............................  3,727,213  2,160,608
   *Prime Electronics & Satellitics, Inc.................    599,630    551,030
   #Prince Housing & Development Corp....................  3,588,046  2,504,533
   *Prodisc Technology, Inc..............................    603,000         --
   #Promate Electronic Co., Ltd..........................    817,000    676,982
  #*Promise Technology, Inc..............................    597,538    271,374
   *Protop Technology Co., Ltd...........................    148,000      1,053
   *P-Two Industries, Inc................................     67,000     39,401
  #*Qisda Corp...........................................  8,535,525  2,092,684
   *Qualipoly Chemical Corp..............................     64,000     49,446
   #Quanta Computer, Inc.................................  3,328,436  7,779,507
   *Quanta Storage, Inc..................................    355,000    223,782
    Quintain Steel Co., Ltd..............................  1,655,059    446,635
   #Radiant Opto-Electronics Corp........................  1,222,692  4,746,506
   #Radium Life Tech Corp................................  3,273,192  3,119,849
    Ralec Electronic Corp................................     97,914    100,470
   #Realtek Semiconductor Corp...........................  1,710,823  3,833,727
   #Rechi Precision Co., Ltd.............................  1,025,151    903,560
   *Rexon Industrial Corp., Ltd..........................     51,559     16,255
   *Rich Development Co., Ltd............................  2,495,920  1,349,773
   #Richtek Technology Corp..............................    379,175  2,281,599
  #*Ritek Corp........................................... 13,702,268  1,659,890
    Roundtop Machinery Industries Co., Ltd...............     50,000     32,535
   #Ruentex Development Co., Ltd.........................  1,677,065  3,695,904
   *Ruentex Engineering & Construction Co................     11,000     15,290
    Ruentex Industries, Ltd..............................  1,324,676  3,369,210

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   *Run Long Construction Co., Ltd.......................    315,000 $  359,047
   #Sampo Corp...........................................  2,722,119    936,729
    San Fang Chemical Industry Co., Ltd..................    527,766    423,951
   *San Shing Fastech Corp...............................    163,000    236,296
   *Sanyang Industrial Co., Ltd..........................  3,578,802  2,562,807
    Sanyo Electric Taiwan Co., Ltd.......................    427,000    447,538
    SCI Pharmtech, Inc...................................     58,190    139,170
   *ScinoPharm Taiwan, Ltd...............................    535,000  1,270,057
   #SDI Corp.............................................    544,000    383,541
    Senao International Co., Ltd.........................    256,547    826,255
  #*Sercomm Corp.........................................    674,000    998,758
   #Sesoda Corp..........................................    595,250    651,643
    Shan-Loong Transportation Co., Ltd...................    111,247     91,903
    Sheng Yu Steel Co., Ltd..............................    472,000    298,091
   #ShenMao Technology, Inc..............................    409,659    439,213
    Shih Wei Navigation Co., Ltd.........................    773,399    597,226
   #Shihlin Electric & Engineering Corp..................  1,238,787  1,498,369
   *Shihlin Paper Corp...................................    381,000    618,772
    Shin Hai Gas Corp....................................      6,948      9,696
  #*Shin Kong Financial Holding Co., Ltd................. 26,329,358  7,431,748
    Shin Shin Natural Gas Co., Ltd.......................      9,480     10,158
   #Shin Zu Shing Co., Ltd...............................    551,245  1,677,920
   *Shining Building Business Co., Ltd...................    859,472    678,748
    Shinkong Insurance Co., Ltd..........................  1,066,784    735,520
    Shinkong Synthetic Fibers Co., Ltd...................  7,341,844  2,371,744
    Shiny Chemical Industrial Co., Ltd...................    200,000    287,226
  #*Shuttle, Inc.........................................  1,192,000    413,938
   #Sigurd Microelectronics Corp.........................  1,783,877  1,609,406
   *Silicon Integrated Systems Corp......................  2,758,233    977,739
   *Silicon Power Computer & Communications, Inc.........    155,000    263,892
    Siliconware Precision Industries Co..................  5,335,492  5,573,509
    Siliconware Precision Industries Co. Sponsored ADR...    376,861  1,933,297
   #Silitech Technology Corp.............................    632,210  1,187,352
   #Simplo Technology Co., Ltd...........................    769,800  3,590,908
   #Sinbon Electronics Co., Ltd..........................    931,000    837,754
    Sincere Navigation Corp..............................  1,553,370  1,411,041
   *Singatron Enterprise Co., Ltd........................    162,000    117,817
    Sinkang Industries, Ltd..............................    177,866     71,431
   #Sinkong Textile Co., Ltd.............................    752,169    986,921
    Sinmag Equipment Corp................................    107,100    459,098
  #*Sino-American Silicon Products, Inc..................  2,326,000  3,129,404
    Sinon Corp...........................................  1,654,740    785,004
    SinoPac Financial Holdings Co., Ltd.................. 22,146,177  9,755,838
   #Sinphar Pharmaceutical Co., Ltd......................    509,043    557,589
    Sinyi Realty Co., Ltd................................    456,422    702,146
   *Sirtec International Co., Ltd........................    176,000    219,294
   #Sitronix Technology Corp.............................    526,774    744,795
   *Siward Crystal Technology Co., Ltd...................    535,705    161,270
    Skymedi Corp.........................................    212,000    190,305
    Soft-World International Corp........................    503,000    980,630
   *Solar Applied Materials Technology Co................  1,304,084  1,614,920
   *Solomon Technology Corp..............................    261,612    104,098
   *Solytech Enterprise Corp.............................    907,676    284,725
    Sonix Technology Co., Ltd............................    690,000    985,609
    Southeast Cement Co., Ltd............................    982,000    456,423
    Spirox Corp..........................................    225,145     95,737
   *Sporton International, Inc...........................    160,080    361,213
   *St. Shine Optical Co., Ltd...........................    122,000  1,890,995
    Standard Chemical & Pharmaceutical Co., Ltd..........    448,040    409,815
    Standard Foods Taiwan, Ltd...........................    533,661  1,491,423
   #Star Comgistic Capital Co., Ltd......................    949,894    454,739

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Stark Technology, Inc...............................    584,400 $   490,801
    Sunonwealth Electric Machine Industry Co., Ltd......    618,001     381,146
   *Sunplus Technology Co., Ltd.........................  2,039,153     604,770
    Sunrex Technology Corp..............................    853,351     348,029
   #Sunspring Metal Corp................................    184,000     185,759
   *Super Dragon Technology Co., Ltd....................    262,330     245,175
   #Supreme Electronics Co., Ltd........................    847,000     408,021
   *Swancor Ind Co., Ltd................................    121,000     194,657
    Sweeten Construction Co., Ltd.......................    584,579     371,750
   *Syncmold Enterprise Corp............................    499,000     881,974
   *Synmosa Biopharma Corp..............................    271,000     374,744
    Synnex Technology International Corp................  3,496,745   7,098,531
   *Sysage Technology Co., Ltd..........................    100,000      98,190
    Sysware Systex Corp.................................     87,293     106,253
    Ta Chen Stainless Pipe Co., Ltd.....................  2,633,641   1,340,189
   *Ta Chong Bank, Ltd..................................  7,311,526   2,527,986
   *Ta Chong Securities Co., Ltd........................     36,000      10,227
    Ta Ya Electric Wire & Cable Co., Ltd................  2,444,520     584,701
    Ta Yih Industrial Co., Ltd..........................     87,000     144,822
    Tah Hsin Industrial Corp............................    485,000     498,801
   *TAI Roun Products Co., Ltd..........................    263,000      94,083
   #TA-I Technology Co., Ltd............................    742,766     441,576
    Taichung Commercial Bank............................  8,798,431   3,176,134
   *TaiDoc Technology Corp..............................    185,000     286,041
   *Taiflex Scientific Co., Ltd.........................    826,000   1,035,780
   *Taimide Tech, Inc...................................    207,000     208,156
    Tainan Enterprises Co., Ltd.........................    576,289     599,176
    Tainan Spinning Co., Ltd............................  5,012,018   2,405,948
    Taishin Financial Holdings Co., Ltd................. 29,019,044  11,500,840
   #Taisun Enterprise Co., Ltd..........................  1,430,578     763,584
    Taita Chemical Co., Ltd.............................    801,609     266,478
  #*Taiwan Acceptance Corp..............................    267,000     645,618
   *Taiwan Business Bank................................ 12,797,773   3,899,286
    Taiwan Cement Corp..................................  8,978,350  12,147,576
   *Taiwan Chinsan Electronic Industrial Co., Ltd.......    264,000     374,457
    Taiwan Cogeneration Corp............................  1,416,657     935,947
    Taiwan Cooperative Financial Holding, Ltd........... 16,207,827   9,034,225
    Taiwan FamilyMart Co., Ltd..........................     67,000     303,124
   #Taiwan Fertilizer Co., Ltd..........................  2,626,000   6,517,365
    Taiwan Fire & Marine Insurance Co., Ltd.............    912,880     672,919
   *Taiwan Flourescent Lamp Co., Ltd....................    119,000      12,010
    Taiwan Fu Hsing Industrial Co., Ltd.................    609,000     553,232
   #Taiwan Glass Industry Corp..........................  3,347,895   3,282,726
    Taiwan Hon Chuan Enterprise Co., Ltd................    978,359   2,437,846
   *Taiwan Hopax Chemicals Manufacturing Co., Ltd.......    698,000     438,078
   *Taiwan Kolin Co., Ltd...............................    508,000          --
   *Taiwan Land Development Corp........................  3,213,110   1,230,514
   *Taiwan Life Insurance Co., Ltd......................  1,575,210   1,228,758
    Taiwan Line Tek Electronic Co., Ltd.................    333,871     351,262
    Taiwan Mask Corp....................................    933,050     322,406
    Taiwan Mobile Co., Ltd..............................  1,853,900   6,596,393
    Taiwan Navigation Co., Ltd..........................    612,720     499,662
    Taiwan Paiho Co., Ltd...............................  1,316,152     758,992
   *Taiwan PCB Techvest Co., Ltd........................    917,000   1,298,974
  #*Taiwan Prosperity Chemical Corp.....................    541,000     712,349
    Taiwan Pulp & Paper Corp............................  1,805,260     570,145
   #Taiwan Sakura Corp..................................  1,311,304     768,827
    Taiwan Secom Co., Ltd...............................    669,932   1,479,988
   *Taiwan Semiconductor Co., Ltd.......................    634,000     280,551
   #Taiwan Semiconductor Manufacturing Co., Ltd......... 27,191,652  93,178,298
    Taiwan Sogo Shinkong Security Co., Ltd..............  1,077,407   1,290,582

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Taiwan Styrene Monomer Corp.........................  2,911,602 $   628,144
   *Taiwan Surface Mounting Technology Co., Ltd.........    945,250   1,405,675
    Taiwan Tea Corp.....................................  3,217,896   1,771,049
   *Taiwan Union Technology Corp........................    743,000     394,182
    Taiyen Biotech Co., Ltd.............................    888,000     628,097
   *Tang Eng Iron Works Co., Ltd........................     23,000      23,520
  #*Tatung Co., Ltd..................................... 10,859,748   2,948,623
   *Te Chang Construction Co., Ltd......................    163,000     170,188
   *Teapo Electronic Corp...............................    178,001      24,876
   #Teco Electric & Machinery Co., Ltd..................  7,924,000   6,592,308
   *Tecom, Ltd..........................................    408,000      28,485
   *Tekcore Co., Ltd....................................    109,000      48,284
    Ten Ren Tea Co., Ltd................................    132,170     202,336
   #Test Research, Inc..................................    544,595     988,211
    Test-Rite International Co., Ltd....................  1,312,166     982,566
   #Thinking Electronic Industrial Co., Ltd.............    407,058     396,649
   #Thye Ming Industrial Co., Ltd.......................    758,651     830,009
    TNC Industrial Corp., Ltd...........................    178,000     130,589
    Ton Yi Industrial Corp..............................  3,340,300   1,946,816
    Tong Hsing Electronic Industries, Ltd...............    486,534   1,876,170
   #Tong Yang Industry Co., Ltd.........................  1,826,138   1,632,935
   #Tong-Tai Machine & Tool Co., Ltd....................    848,834     674,346
    Topco Scientific Co., Ltd...........................    651,005   1,082,626
   *Topco Technologies Corp.............................     94,000     196,161
   #Topoint Technology Co., Ltd.........................    700,652     422,998
   *Toung Loong Textile Manufacturing...................    256,000     234,390
   *Trade-Van Information Services Co...................    122,000      98,011
   *Transasia Airways Corp..............................    162,000      85,405
    Transcend Information, Inc..........................    526,870   1,440,425
   #Tripod Technology Corp..............................  1,346,660   2,716,402
    Tsann Kuen Enterprise Co., Ltd......................    359,441     707,640
   *TSC Auto ID Technology Co., Ltd.....................      2,000       5,998
   #TSRC Corp...........................................  1,572,146   3,192,132
   #TTET Union Corp.....................................    172,000     304,742
   *TTY Biopharm Co., Ltd...............................    455,200   1,666,944
   #Tung Ho Steel Enterprise Corp.......................  3,457,645   3,492,973
    Tung Ho Textile Co., Ltd............................    561,000     176,679
   *Tung Thih Electronic Co., Ltd.......................    208,000     479,365
    TXC Corp............................................  1,071,762   1,730,362
    TYC Brother Industrial Co., Ltd.....................    913,333     331,208
  #*Tycoons Group Enterprise Co., Ltd...................  2,345,121     502,478
  #*Tyntek Corp.........................................  1,574,419     418,825
   *Tze Shin International Co., Ltd.....................    287,298     146,716
   *Ubright Optronics Corp..............................     92,000     431,770
    U-Ming Marine Transport Corp........................  1,528,200   2,469,957
   *Unic Technology Corp................................     23,000      10,839
    Unimicron Technology Corp...........................  5,321,563   5,322,696
  #*Union Bank of Taiwan................................  3,192,945   1,255,877
   *Union Insurance Co., Ltd............................    309,397     158,433
    Uni-President Enterprises Corp......................  5,660,187   9,942,989
    Unitech Electronics Co., Ltd........................    261,365     128,313
   #Unitech Printed Circuit Board Corp..................  2,707,921     910,632
   #United Integration Service Co., Ltd.................  1,009,800     845,711
   #United Microelectronics Corp........................ 45,541,441  17,790,222
  #*Unity Opto Technology Co., Ltd......................  1,389,276   1,292,638
   #Universal Cement Corp...............................  1,795,773   1,034,381
   *Universal Microelectronics Co., Ltd.................    120,105      29,986
    Unizyx Holding Corp.................................  1,889,496     974,102
    UPC Technology Corp.................................  3,665,262   2,051,021
    Userjoy Technology Co., Ltd.........................    107,000     237,541
    USI Corp............................................  3,490,557   2,757,897

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
TAIWAN -- (Continued)
   *U-Tech Media Corp................................    250,000 $       45,586
   *Vanguard International Semiconductor Corp........  2,380,000      1,729,653
    Ve Wong Corp.....................................    535,524        368,877
   *Veutron Corp.....................................      2,260          2,661
   *Via Technologies, Inc............................  1,294,548      1,036,829
    Viking Tech Corp.................................     49,000         41,744
    Visual Photonics Epitacy Co., Ltd................    982,966      1,149,741
   *Vivotek, Inc.....................................    154,000        543,318
   *Wafer Works Corp.................................    324,000        175,104
   *Waffer Technology Co., Ltd.......................     84,500         30,935
   *Wah Hong Industrial Corp.........................    257,000        389,592
    Wah Lee Industrial Corp..........................    865,000      1,172,441
   *Walsin Lihwa Corp................................ 14,487,307      4,886,864
   *Walsin Technology Corp., Ltd.....................  2,615,551        615,916
  #*Walton Advanced Engineering, Inc.................  1,369,662        398,770
   *Wan Hai Lines Co., Ltd...........................  3,648,026      1,989,604
    WAN HWA Enterprise Co., Ltd......................    434,207        213,279
    Waterland Financial Holdings Co., Ltd............  5,797,665      1,959,035
   *Ways Technical Corp., Ltd........................    250,000        678,120
   *WEI Chih Steel Industrial Co., Ltd...............    383,000         73,439
    Wei Chuan Foods Corp.............................  1,409,000      1,960,096
   *Wei Mon Industry Co., Ltd........................  1,349,000        474,616
   #Weikeng Industrial Co., Ltd......................    902,450        651,657
    Well Shin Technology Co., Ltd....................    295,443        411,795
   *Wellypower Optronics Corp........................    480,000        204,458
   *Weltrend Semiconductor, Inc......................  1,092,275        570,384
  #*Win Semiconductors Corp..........................  2,042,000      2,368,633
  #*Winbond Electronics Corp......................... 14,941,000      2,902,321
  #*Wintek Corp......................................  9,116,754      4,366,429
    Wisdom Marine Lines Co., Ltd.....................    490,800        684,241
   #Wistron Corp.....................................  6,846,663      7,934,010
   #Wistron NeWeb Corp...............................  1,048,121      1,932,167
    WPG Holdings, Ltd................................  4,593,041      6,188,742
   #WT Microelectronics Co., Ltd.....................  1,464,836      1,867,453
   *WUS Printed Circuit Co., Ltd.....................  1,502,000        644,050
   *XAC Automation Corp..............................    165,000        150,188
   *Xxentria Technology Materials Corp...............    491,000        903,030
  #*Yageo Corp.......................................  9,660,000      2,841,053
   *Yang Ming Marine Transport Corp..................  6,327,157      3,057,496
    YC INOX Co., Ltd.................................  1,463,691        863,384
   *YeaShin International Development Co., Ltd.......    480,000        413,074
   #Yem Chio Co., Ltd................................  1,455,252        944,363
    YFY, Inc.........................................  6,340,997      3,061,498
   *Yi Jinn Industrial Co., Ltd......................  1,018,020        261,985
    Yieh Phui Enterprise Co., Ltd....................  4,856,789      1,563,171
    Young Fast Optoelectronics Co., Ltd..............    666,137      1,242,043
   #Young Optics, Inc................................    204,214        519,361
  #*Youngtek Electronics Corp........................    454,883      1,045,894
    Yuanta Financial Holding Co., Ltd................ 29,716,563     16,115,669
   *Yufo Electronics Co., Ltd........................     17,000         12,095
   #Yulon Motor Co., Ltd.............................  2,816,715      5,228,013
   #Yung Chi Paint & Varnish Manufacturing Co., Ltd..    294,350        596,445
    Yung Tay Engineering Co., Ltd....................  1,209,000      2,363,883
    YungShin Global Holding Corp.....................    602,000        836,475
   *Zeng Hsing Industrial Co., Ltd...................    138,000        505,007
   #Zenitron Corp....................................    812,000        495,587
   #Zig Sheng Industrial Co., Ltd....................  2,138,117        717,613
  #*Zinwell Corp.....................................  1,242,979      1,042,083
   #Zippy Technology Corp............................    482,028        369,223
   *ZongTai Real Estate Development Co., Ltd.........    236,000        203,218
                                                                 --------------
TOTAL TAIWAN.........................................             1,340,735,924
                                                                 --------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (3.1%)
    A.J. Plast PCL (Foreign).............................    900,700 $  501,396
    Aapico Hitech PCL (Foreign)..........................    389,400    326,459
    Advance Info Service PCL (Foreign)...................  1,082,809  7,625,415
    Airports of Thailand PCL (Foreign)...................  1,216,600  4,304,202
    Amata Corp. PCL (Foreign)............................  1,748,900  1,196,431
   *Asia Green Energy PCL (Foreign)......................  1,228,000    147,426
    Asia Plus Securities PCL (Foreign)...................  2,943,000    311,867
    Asia Plus Securities PCL (Foreign) NVDR..............  1,260,100    133,532
    Asian Property Development PCL (Foreign).............  4,498,360  1,425,537
    Bangchak Petroleum PCL (Foreign).....................  2,687,300  3,244,225
    Bangkok Aviation Fuel Services PCL (Foreign).........  1,026,254    705,507
    Bangkok Bank PCL (Foreign)...........................  1,321,500  9,749,497
    Bangkok Bank PCL (Foreign) NVDR......................    498,600  3,494,547
   *Bangkok Chain Hospital PCL (Foreign).................  2,554,840    822,484
    Bangkok Dusit Medical Services PCL (Foreign).........  1,283,900  5,726,315
    Bangkok Expressway PCL (Foreign).....................  1,642,900  2,272,623
    Bangkok Insurance PCL (Foreign)......................      8,600    100,939
    Bangkok Life Assurance PCL (Foreign) NVDR............  1,336,100  3,125,184
   *Bangkok Metro PCL (Foreign)..........................  5,878,600    199,108
    Bangkokland PCL (Foreign)............................ 38,382,500  2,188,137
    Bank of Ayudhya PCL (Foreign)........................  1,302,900  1,529,225
    Bank of Ayudhya PCL (Foreign) NVDR...................  6,233,400  6,949,737
    Banpu PCL (Foreign)..................................    397,474  5,171,694
    BEC World PCL (Foreign)..............................  1,235,400  3,003,571
    Big C Supercenter PCL (Foreign)......................    304,900  2,198,306
    Big C Supercenter PCL (Foreign) NVDR.................    230,200  1,659,725
    Bumrungrad Hospital PCL (Foreign)....................    681,200  1,776,100
    C.S. Loxinfo PCL (Foreign)...........................    229,700     77,029
    Cal-Comp Electronics (Thailand) PCL (Foreign)........  6,628,500    791,330
    Central Pattana PCL (Foreign)........................  1,706,200  4,877,718
    Central Plaza Hotel PCL (Foreign)....................  2,406,000  2,360,010
    CH Karnchang PCL (Foreign)...........................  3,820,100  2,562,106
    Charoen Pokphand Foods PCL (Foreign).................  7,848,000  9,342,857
    Charoong Thai Wire & Cable PCL (Foreign).............    434,600    180,719
    CP ALL PCL (Foreign).................................  3,396,400  5,324,671
    Delta Electronics Thailand PCL (Foreign).............  1,565,600  1,863,810
    Dhipaya Insurance PCL (Foreign)......................     66,400     63,461
   *Diamond Building Products PCL (Foreign)..............  1,081,200    277,370
   *DSG International Thailand PCL (Foreign).............    542,400    160,064
    Dynasty Ceramic PCL (Foreign)........................    524,600    914,795
    Eastern Water Resources Development & Management
      PCL (Foreign)......................................  2,159,000    962,934
    Electricity Generating PCL (Foreign).................    464,400  2,382,736
    Electricity Generating PCL (Foreign) NVDR............    161,000    826,056
    Erawan Group PCL (Foreign)...........................  4,752,900    755,491
    Esso (Thailand) PCL (Foreign)........................  6,489,600  2,437,408
   *G J Steel PCL (Foreign).............................. 95,559,750    320,455
   *G Steel PCL (Foreign)................................ 22,734,200    297,329
   *GFPT PCL(Foreign)....................................  2,346,122    660,879
    Glow Energy PCL (Foreign)............................  1,319,400  3,495,392
   *GMM Grammy PCL (Foreign).............................    915,900    540,571
   *Golden Land Property PCL (Foreign) NVDR..............     94,200     45,489
    Hana Microelectronics PCL (Foreign)..................  1,323,857  1,038,842
    Hermraj Land & Development PCL (Foreign)............. 11,334,900  1,383,603
    Home Product Center PCL (Foreign)....................  4,537,764  2,099,971
    ICC International PCL (Foreign)......................     51,000     72,686
    IRPC PCL (Foreign)................................... 32,158,690  4,745,078
   *Italian-Thai Development PCL (Foreign) NVDR.......... 10,184,400  2,049,175
   *ITV PCL (Foreign)....................................    183,700      6,468
    Jasmine International PCL (Foreign)..................  9,740,800  1,959,920
   *Jaymart PCL (Foreign)................................    356,500    178,130
    Kang Yong Electric PCL (Foreign).....................        500      4,443

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Kasikornbank PCL (Foreign)..........................  1,478,800 $ 9,918,176
    Kasikornbank PCL (Foreign) NVDR.....................    814,800   5,423,803
   *KCE Electronics PCL (Foreign).......................    299,300     104,384
    KGI Securities (Thailand) PCL (Foreign).............  4,108,600     380,273
    Khon Kaen Sugar Industry PCL (Foreign)..............  2,886,500   1,403,563
    Kiatnakin Bank PCL (Foreign)........................  1,718,007   2,866,225
    Krung Thai Bank PCL (Foreign)....................... 18,616,175  14,420,981
   *Krungthai Card PCL (Foreign)........................    115,200     168,048
    L.P.N. Development PCL (Foreign) NVDR...............    139,300     101,369
    Lam Soon Thailand PCL (Foreign).....................    354,600      47,565
    Land & Houses PCL (Foreign).........................  3,326,700   1,260,621
    Land & Houses PCL (Foreign) NVDR....................  7,698,000   2,917,082
    Lanna Resources PCL (Foreign).......................    642,500     506,330
    Loxley PCL (Foreign)................................  3,634,700     731,328
    LPN Development PCL (Foreign).......................  1,590,700   1,157,552
    Major Cineplex Group PCL (Foreign)..................  1,700,400   1,146,145
    MBK PCL (Foreign)...................................    247,900     951,863
    MCOT PCL (Foreign)..................................  1,015,000   1,574,237
    MCS Steel PCL (Foreign).............................    735,500     171,419
   *Minor International PCL (Foreign)...................  3,827,261   3,208,636
    Modernform Group PCL (Foreign)......................     14,500       3,914
    Muramoto Electron Thailand PCL (Foreign)............      7,400      45,412
    Padaeng Industry PCL (Foreign) NVDR.................    192,800      90,516
    Polyplex (Thailand) PCL.............................  1,407,400     684,349
    Precious Shipping PCL (Foreign).....................  1,964,100   1,080,189
    President Bakery PCL (Foreign)......................      1,800       3,501
   *Preuksa Real Estate PCL (Foreign)...................  3,286,800   3,306,640
    Property Perfect PCL (Foreign)...................... 10,740,800     471,846
    PTT Exploration & Production PCL (Foreign)..........  2,748,569  15,300,552
    PTT Global Chemical PCL (Foreign)...................  5,121,911  13,740,875
    PTT PCL (Foreign)...................................  2,169,580  24,809,751
    Quality Houses PCL (Foreign)........................ 19,611,475   2,025,598
   *Raimon Land PCL (Foreign)...........................  4,723,500     345,313
    Ratchaburi Electricity Generating Holding PCL
      (Foreign).........................................  1,240,500   2,516,776
   *Ratchaburi Electricity Generating Holding PCL
     (Foreign) NVDR.....................................     67,200     136,338
   *Regional Container Lines PCL (Foreign)..............  1,647,500     417,124
   *Robinson Department Store PCL (Foreign).............    921,300   2,162,676
   *Rojana Industrial Park PCL (Foreign)................  2,495,000   1,079,326
    Saha-Union PCL (Foreign)............................    522,400     735,775
   *Sahaviriya Steel Industries PCL (Foreign)........... 31,609,380     667,804
    Samart Corp. PCL (Foreign)..........................  1,525,500     695,734
    Samart I-Mobile PCL (Foreign).......................  3,239,100     269,382
   *Samart Telcoms PCL (Foreign)........................  1,115,000     714,168
    Sansiri PCL (Foreign)............................... 12,304,964   1,708,335
    SC Asset Corp. PCL (Foreign)........................  1,311,900   1,330,817
    Siam Cement PCL (Foreign) (The).....................    129,300   2,011,911
    Siam Cement PCL (Foreign) NVDR (The)................    388,500   5,784,507
    Siam City Cement PCL (Foreign)......................    179,900   2,485,540
    Siam City Cement PCL (Foreign) NVDR.................     19,700     272,180
    Siam Commercial Bank PCL (Foreign)..................  2,252,869  13,523,258
    Siam Future Development PCL (Foreign)...............  2,571,675     646,800
   *Siam Global House PCL (Foreign).....................     96,500      76,695
    Siam Makro PCL (Foreign)............................    178,200   2,665,231
    Siamgas & Petrochemicals PCL (Foreign)..............  1,719,300     795,652
    Sino-Thai Engineering & Construction PCL (Foreign)..  1,665,900   1,564,225
   *SNC Former PCL (Foreign)............................    439,800     365,763
    Somboon Advance Technology PCL (Foreign)............    917,500   1,023,034
   *SPCG PCL (Foreign)..................................    743,800     518,814
    Sri Ayudhya Capital PCL (Foreign)...................    193,100     161,240
    Sri Trang Agro Industry PCL (Foreign)...............  2,414,700   1,506,151
   *Srithai Superware PCL (Foreign).....................    797,500     829,058

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
THAILAND -- (Continued)
    STP & I PCL (Foreign).............................    494,128 $  1,168,210
    Supalai PCL (Foreign).............................  2,202,600    1,418,173
   *SVI PCL (Foreign).................................  3,494,600      473,447
   *Tata Steel (Thailand) PCL (Foreign)...............  7,732,400      295,605
   *Thai Airways International PCL (Foreign)..........  4,103,737    3,178,951
    Thai Carbon Black PCL (Foreign)...................    134,700      138,901
   *Thai Central Chemical PCL (Foreign)...............    130,100      102,527
    Thai Oil PCL (Foreign)............................  2,648,500    6,550,197
    Thai Rayon PCL (Foreign)..........................      9,300       16,061
   *Thai Reinsurance PCL (Foreign)....................  1,452,466      255,716
   *Thai Reinsurance PCL (Foreign) NVDR...............  2,920,633      514,196
   *Thai Rung Union Car PCL (Foreign).................     82,500       32,923
    Thai Stanley Electric PCL (Foreign)...............    116,200      935,211
    Thai Stanley Electric PCL (Foreign) NVDR..........      5,600       45,070
    Thai Tap Water Supply PCL (Foreign)...............  5,723,900    1,977,068
    Thai Union Frozen Products PCL (Foreign)..........  1,459,490    3,352,618
    Thai Vegetable Oil PCL (Foreign)..................  1,701,325    1,469,119
   *Thaicom PCL (Foreign).............................  2,678,700    2,093,015
    Thai-German Ceramic Industry PCL (Foreign)........  1,198,500      188,898
    Thanachart Capital PCL (Foreign)..................  2,746,400    3,568,846
    Thoresen Thai Agencies PCL (Foreign)..............  1,313,720      779,773
    Ticon Industrial Connection PCL (Foreign).........  1,598,087      894,972
   *Tipco Asphalt PCL (Foreign).......................    333,400      522,684
    Tisco Financial Group PCL (Foreign)...............  1,117,600    1,967,606
   *Tisco Financial Group PCL (Foreign) NVDR..........    258,900      449,298
    TMB Bank PCL (Foreign)............................ 60,759,213    4,604,823
    Total Access Communication PCL (Foreign)..........    200,000      580,148
    Total Access Communication PCL (Foreign) NVDR.....  1,788,800    5,188,840
   *Toyo-Thai Corp PCL (Foreign)......................    186,400      221,905
    TPI Polene PCL (Foreign)..........................  4,203,961    2,086,473
   *True Corp. PCL (Foreign).......................... 18,601,515    4,117,036
    Univanich Palm Oil PCL (Foreign)..................     33,000      107,344
    Vanachai Group PCL (Foreign)......................  2,071,400      320,921
    Vibhavadi Medical Center PCL (Foreign)............  1,087,100      308,048
    Vinythai PCL (Foreign)............................  1,801,400    1,232,346
    Workpoint Entertainment PCL (Foreign).............    513,100      830,217
                                                                  ------------
TOTAL THAILAND........................................             333,967,741
                                                                  ------------
TURKEY -- (2.2%)
    Adana Cimento Sanayii T.A.S. Series A.............    263,980      597,597
   *Adel Kalemcilik Ticaret Ve Sanayi A.S.............      1,148       27,144
   *Afyon Cimento Sanayi T.A.S........................      2,677      110,000
    Akbank T.A.S......................................  3,763,721   19,032,623
    Akcansa Cimento A.S...............................    173,261    1,172,468
   *Akenerji Elektrik Uretim A.S......................  1,044,711    1,004,747
   *Akfen Holding A.S.................................    194,571    1,128,451
    Aksa Akrilik Kimya Sanayii A.S....................    530,882    1,539,955
    Aksigorta A.S.....................................    681,238      856,148
    Alarko Holding A.S................................    394,165    1,220,298
   *Albaraka Turk Katilim Bankasi A.S.................  1,431,061    1,548,162
   *Alkim Alkali Kimya A.S............................     35,326      241,423
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
     A.S..............................................     81,444    1,610,059
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S..........  1,045,565      708,154
   *Anadolu Cam Sanayii A.S...........................    561,869      923,755
    Anadolu Efes Biracilik ve Malt Sanayi A.S.........    337,778    5,045,858
    Anadolu Hayat Sigorta A.S.........................    200,998      573,463
    Arcelik A.S.......................................    805,886    5,266,980
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........    257,286    1,192,245
   *Asya Katilim Bankasi A.S..........................  2,737,915    3,472,464
    Ayen Enerji A.S...................................          1            1
    Aygaz A.S.........................................    271,764    1,531,645

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
    Bagfas Bandirma Gubre Fabrikalari A.S.................    23,761 $  763,167
   *Banvit Bandirma Vitaminli Yem Sanayii A.S.............   208,458    459,951
    Baticim Bati Anabolu Cimento Sanayii A.S..............   172,554    677,851
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.....    29,433     79,058
    BIM BirlesikMagazalar A.S.............................   138,443  6,712,630
    Bizim Toptan Satis Magazalari A.S.....................    57,165    949,783
    Bolu Cimento Sanayii A.S..............................   299,793    257,634
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........    40,353    647,298
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S...........       584     55,187
   *Boyner Buyuk Magazacilik A.S..........................   193,091    490,398
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.......   142,106    424,374
    Bursa Cimento Fabrikasi A.S...........................   118,779    345,979
   *Celebi Hava Servisi A.S...............................    21,857    255,213
    Cimsa Cimento Sanayi ve Ticaret A.S...................   205,786  1,200,165
    Coca-Cola Icecek A.S..................................    84,162  2,046,371
   *Deva Holding A.S......................................   340,450    394,668
   *Dogan Gazetecilik A.S.................................    63,205     54,311
   *Dogan Sirketler Grubu Holding A.S..................... 4,524,932  2,779,884
   *Dogan Yayin Holding A.S............................... 2,275,358  1,139,877
    Dogus Otomotiv Servis ve Ticaret A.S..................   501,655  2,558,610
   *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S............   114,305     87,015
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.......   148,410    419,023
    Eczacibasi Yatirim Holding Ortakligi A.S..............   194,026    688,086
    EGE Seramik Sanayi ve Ticaret A.S.....................   358,699    435,004
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S............................... 1,391,141  1,598,204
    Enka Insaat ve Sanayi A.S............................. 1,084,506  3,256,554
    Eregli Demir ve Celik Fabrikalari T.A.S............... 3,938,380  5,599,797
    Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S....    17,229    396,917
    Ford Otomotiv Sanayi A.S..............................   138,652  1,577,031
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S....     7,148    176,315
    Gentas Genel Metal Sanayi ve Ticaret A.S..............   334,673    258,993
   *Global Yatirim Holding A.S............................ 1,186,294    949,948
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.......    61,429     16,767
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...    32,419  1,157,227
    Goodyear Lastikleri T.A.S.............................    33,349  1,190,627
   *GSD Holding A.S....................................... 1,197,052    565,336
   *Gubre Fabrikalari Ticaret A.S.........................   153,382  1,403,357
   *Gunes Sigorta A.S.....................................   225,396    292,901
   *Hurriyet Gazetecilik ve Matbaacilik A.S...............   683,212    365,533
   *Ihlas EV Aletleri A.S.................................   383,614    163,522
   *Ihlas Holding A.S..................................... 4,157,323  2,813,221
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S............   452,361  1,280,481
   *Is Finansal Kiralama A.S..............................   655,578    376,703
    Is Yatirim Menkul Degerler A.S........................   162,444    159,325
   *Isiklar Yatirim Holding A.S...........................   267,745     98,959
    Ittifak Holding A.S...................................    19,789     58,270
   *Izmir Demir Celik Sanayi A.S..........................   370,825    829,062
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A.............................................   794,400    727,849
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B.............................................   388,861    466,430
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................. 2,483,155  2,232,037
   *Karsan Otomotiv Sanayii Ve Ticaret A.S................   404,416    273,287
    Kartonsan Karton Sanayi ve Ticaret A.S................     3,101    505,721
   *Kerevitas Gida Sanayii ve Ticaret A.S.................     6,569    151,014
    KOC Holding A.S. Series B............................. 1,271,958  6,637,113
    Konya Cimento Sanayii A.S.............................     2,929    568,056
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S......................................   311,331    694,102
    Koza Altin Isletmeleri A.S............................    70,035  1,723,773
   *Koza Anadolu Metal Madencilik Isletmeleri A.S......... 1,365,153  3,910,097
    Mardin Cimento Sanayii ve Ticaret A.S.................   136,943    430,107
   *Marshall Boya ve Vernik A.S...........................    13,051    397,405
   *Marti Otel Isletmeleri A.S............................   136,993     55,498

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                       SHARES      VALUE++
                                                      --------- --------------
TURKEY -- (Continued)
   *Menderes Tekstil Sanayi ve Ticaret A.S...........   607,410 $      193,790
   *Metro Ticari ve Mali Yatirimlar Holding A.S......   674,137        214,230
   *Migros Ticaret A.S...............................    96,658      1,117,539
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S...   192,675        125,958
   *Net Holding A.S..................................   863,278      1,163,973
   *Net Turizm Ticaret ve Sanayi A.S.................   749,755        357,748
    Netas Telekomunikasyon A.S.......................   124,770        745,457
    Nuh Cimento Sanayi A.S...........................   178,362      1,096,158
    Otokar Otomotive Ve Savunma Sanayi A.S...........    31,241        740,780
    Park Elektrik Uretim Madencilik Sanayi ve
      Ticaret A.S....................................   381,183      1,275,794
    Petkim Petrokimya Holding A.S.................... 2,888,600      5,040,614
    Pinar Entegre Et ve Un Sanayi A.S................    77,986        301,621
    Pinar SUT Mamulleri Sanayii A.S..................    84,738        810,099
   *Polyester Sanayi A.S.............................   658,051        485,737
   *Reysas Tasimacilik ve Lojistik Ticaret A.S.......   150,867         63,422
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S............................................   202,914        310,377
   *Sekerbank T.A.S.................................. 1,840,046      1,979,397
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.........   775,405        926,299
   *Soda Sanayii A.S.................................   269,747        355,445
    Soktas Tekstil Sanayi ve Ticaret A.S.............    44,605         97,714
   *TAT Konserve Sanayii A.S.........................   702,287        953,644
    TAV Havalimanlari Holding A.S....................   413,236      2,572,173
    Tekfen Holding A.S...............................   755,357      3,092,582
   *Tekstil Bankasi A.S..............................   786,027        411,716
    Tofas Turk Otomobil Fabrikasi A.S................   322,802      1,947,610
   *Trabzonspor Sportif Yatirim ve T.A.S.............    10,390         67,086
   *Trakya Cam Sanayii A.S........................... 1,436,069      2,114,229
    Tupras Turkiye Petrol Rafinerileri A.S...........   240,233      6,626,629
    Turcas Petrol A.S................................   360,992        771,225
   *Turk Hava Yollari A.S............................ 2,117,259      7,865,256
    Turk Telekomunikasyon A.S........................   554,835      2,326,723
    Turk Traktor ve Ziraat Makineleri A.S............    40,089      1,128,268
   *Turkcell Iletisim Hizmetleri A.S.................   769,871      4,811,287
   *Turkcell Iletisim Hizmetleri A.S. ADR............   293,927      4,597,018
    Turkiye Garanti Bankasi A.S...................... 4,515,638     22,644,792
    Turkiye Halk Bankasi A.S.........................   610,882      6,031,803
    Turkiye Is Bankasi A.S........................... 3,362,238     12,424,218
    Turkiye Sinai Kalkinma Bankasi A.S............... 2,941,499      3,799,682
    Turkiye Sise ve Cam Fabrikalari A.S.............. 2,150,592      3,752,440
    Turkiye Vakiflar Bankasi T.A.O................... 2,718,716      7,944,536
   *Ulker Biskuvi Sanayi A.S.........................   348,894      1,985,163
   *Uzel Makina Sanayii A.S..........................    63,028             --
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S..........   273,609        411,920
   *Vestel Elektronik Sanayi ve Ticaret A.S..........   403,021        428,314
    Yapi Kredi Sigorta A.S...........................    71,544        767,174
   *Yapi ve Kredi Bankasi A.S........................ 1,817,903      5,333,660
   *Zorlu Enerji Elektrik Uretim A.S.................   789,430        623,858
                                                                --------------
TOTAL TURKEY.........................................              238,917,874
                                                                --------------
TOTAL COMMON STOCKS..................................            9,470,345,727
                                                                --------------
PREFERRED STOCKS -- (5.0%)
BRAZIL -- (4.9%)
    AES Tiete SA.....................................   268,506      2,797,850
    Alpargatas SA....................................   462,000      3,340,849
    Banco ABC Brasil SA..............................   458,672      3,349,030
    Banco Bradesco SA Sponsored ADR.................. 4,634,517     85,182,422
    Banco Daycoval SA................................    94,994        490,390
    Banco do Estado do Rio Grande do Sul SA..........   755,420      6,467,929
    Banco Industrial e Comercial SA..................   262,655        837,552
    Banco Panamericano SA............................   368,600      1,099,497
    Banco Pine SA....................................    81,500        596,304

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
BRAZIL -- (Continued)
    Banco Sofisa SA.....................................    85,800 $    158,127
   *Battistella Adm Participacoes SA....................    22,700       11,285
   *Bombril SA..........................................     8,400       32,902
    Braskem SA Preferred Series A.......................   185,000    1,394,456
   #Braskem SA Sponsored ADR............................   249,635    3,794,452
    Centrais Eletricas Brasileiras SA Preferred
      Series B..........................................   200,700    1,273,934
    Centrais Eletricas de Santa Catarina SA.............    60,363      724,774
   #Cia Brasileira de Distribuicao Grupo Pao de
     Acucar Series A Sponsored ADR......................   196,188    9,366,015
    Cia de Bebidas das Americas SA......................   116,378    5,481,837
   #Cia de Bebidas das Americas SA ADR..................   698,422   32,867,739
   *Cia de Gas de Sao Paulo SA Preferred Series A.......   106,895    3,102,685
    Cia de Saneamento do Parana SA......................    92,400      473,287
   *Cia de Tecidos Norte de Minas - Coteminas SA........    85,900      150,978
    Cia de Transmissao de Energia Eletrica Paulista
      SA Series A.......................................   133,800    2,351,671
    Cia Energetica de Minas Gerais SA...................     5,733       62,185
    Cia Energetica de Minas Gerais SA Sponsored ADR.....   723,606    7,945,194
    Cia Energetica de Sao Paulo SA Preferred Series B...   540,914    5,367,445
    Cia Energetica do Ceara SA Preferred Series A.......   109,425    2,362,857
    Cia Ferro Ligas da Bahia - Ferbasa..................   183,982    1,090,209
    Cia Paranaense de Energia SA Series B...............    62,380    1,021,211
   #Cia Paranaense de Energia SA Sponsored ADR Series
     A..................................................   187,618    3,031,907
    Contax Participacoes SA.............................   120,250    1,631,030
   #Contax Participacoes SA ADR.........................    46,700      127,019
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA..........................................   679,786    4,659,693
   *Empressa Metropolitanade Aguas e Energia SA.........     6,100       23,587
    Eucatex SA Industria e Comercio SA..................    59,659      262,142
    Forjas Taurus SA....................................   271,323      386,952
    Fras-Le Middle East SA Preferred Series A...........     4,800       12,293
    Gerdau SA...........................................    90,683      795,557
   #Gerdau SA Sponsored ADR............................. 3,042,795   26,867,880
   *Gol Linhas Aereas Inteligentes SA...................   390,766    2,843,397
   *Inepar SA Industria e Construcoes...................   215,950      180,017
    Itau Unibanco Holding SA............................   303,451    5,234,410
    Itau Unibanco Holding SA ADR........................ 4,335,639   74,703,060
    Klabin SA........................................... 1,860,233   12,751,239
    Lojas Americanas SA.................................   730,428    6,518,043
    Marcopolo SA........................................   784,859    5,301,104
    Oi SA...............................................   226,779      916,750
    Parana Banco SA.....................................    43,200      298,941
    Petroleo Brasileiro SA..............................   626,100    5,684,530
   #Petroleo Brasileiro SA ADR.......................... 4,254,320   76,960,649
    Randon Participacoes SA.............................   668,968    3,947,259
    Saraiva SA Livreiros Editores.......................   108,864    1,410,992
   *Suzano Papel e Celulose SA.......................... 1,277,592    4,683,467
    Telefonica Brasil SA................................   168,198    4,247,710
    Telefonica Brasil SA ADR............................   347,187    8,742,169
    Ultrapar Participacoes SA Sponsored ADR.............    70,925    1,709,292
    Unipar Participacoes SA Preferred Series B.......... 1,334,209      308,201
    Usinas Siderurgicas de Minas Gerais SA Perferred
      Series A.......................................... 1,715,758    8,909,000
    Vale SA............................................. 1,002,828   19,489,012
   #Vale SA Sponsored ADR............................... 3,247,220   62,508,985
    Whirlpool SA........................................    37,386       61,016
                                                                   ------------
TOTAL BRAZIL............................................            528,402,369
                                                                   ------------
CHILE -- (0.1%)
    Embotelladora Andina SA.............................   139,928      724,431
    Embotelladora Andina SA Preferred Series B..........   212,801    1,399,710
    Sociedad Quimica y Minera de Chile SA Series B......    11,313      645,703
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR...............................................    87,991    5,001,408
                                                                   ------------
TOTAL CHILE.............................................              7,771,252
                                                                   ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
COLOMBIA -- (0.0%)
   *Banco Davivienda SA...............................     132,538 $  1,800,607
    Grupo Aval Acciones y Valores.....................     119,150       84,896
    Grupo de Inversiones Suramericana SA..............       1,248       27,119
                                                                   ------------
TOTAL COLOMBIA........................................                1,912,622
                                                                   ------------
INDIA -- (0.0%)
   *JSW ISPAT Steel, Ltd..............................      80,280        7,007
                                                                   ------------
MALAYSIA -- (0.0%)
   *TA Global Berhad..................................   1,009,698       74,600
                                                                   ------------
TOTAL PREFERRED STOCKS................................              538,167,850
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Equatorial Energia SA Rights 02/19/13.............      18,155        7,749
   *Viver Incorporadora e Construtora SA Receipts.....      97,197       41,000
                                                                   ------------
TOTAL BRAZIL..........................................                   48,749
                                                                   ------------
CHILE -- (0.0%)
   *Corpbanca SA Rights 02/14/13......................  67,722,286       73,427
   *Lan Airlines Group SA Rights 01/14/13.............       1,183        1,147
                                                                   ------------
TOTAL CHILE...........................................                   74,574
                                                                   ------------
HONG KONG -- (0.0%)
   *Hong Kong Resources Holdings Co., Ltd. Warrants
     01/31/18.........................................      20,800           --
                                                                   ------------
INDIA -- (0.0%)
   *Bajaj Finance, Ltd. Rights 02/21/2013.............       3,922       14,099
                                                                   ------------
MALAYSIA -- (0.0%)
   *Hubline Berhad Warrants 11/04/19..................      27,880          179
   *Malayan Flour Mills Berhad Warrants 05/09/17......      35,800        2,477
   *Notion VTEC Berhad Warrants 05/02/17..............      33,708        1,926
                                                                   ------------
TOTAL MALAYSIA........................................                    4,582
                                                                   ------------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights.......................   2,510,058       12,018
                                                                   ------------
TAIWAN -- (0.0%)
   *Bin Chuan Enterprise Co., Ltd. Rights 03/05/13....       9,616        1,514
   *Wah Hong Industrial Corp. Rights 03/06/13.........      36,280        5,775
                                                                   ------------
TOTAL TAIWAN..........................................                    7,289
                                                                   ------------
THAILAND -- (0.0%)
   *G J Steel PCL (Foreign) Warrants 12/12/17.........   5,733,585           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS.................................                  161,311
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)      VALUE+
                                                       ----------- ------------
SECURITIES LENDING COLLATERAL -- (7.7%)
(S)@DFA Short Term Investment Fund....................  70,872,947  820,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $13,190,247) to be
     repurchased at $12,931,675....................... $    12,932   12,931,614
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL...................              832,931,614
                                                                   ------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED


                                                               VALUE+
                                                           ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,430,177,098)^^................................. $10,841,606,502
                                                           ===============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                          -----------------------------------------------------
                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                          -------------- -------------- ------- ---------------
Common Stocks
   Brazil................ $  770,010,557 $    1,104,836   --    $   771,115,393
   Chile.................    175,831,302        618,180   --        176,449,482
   China.................    213,498,883  1,343,033,139   --      1,556,532,022
   Colombia..............     48,396,292        386,298   --         48,782,590
   Czech Republic........             --     31,508,166   --         31,508,166
   Egypt.................             --      6,040,786   --          6,040,786
   Hong Kong.............             --        234,321   --            234,321
   Hungary...............        339,974     33,981,916   --         34,321,890
   India.................     63,099,191    720,416,828   --        783,516,019
   Indonesia.............     10,457,398    330,346,211   --        340,803,609
   Israel................             --        216,022   --            216,022
   Malaysia..............             --    367,742,081   --        367,742,081
   Mexico................    571,475,815             --   --        571,475,815
   Peru..................     22,022,273             --   --         22,022,273
   Philippines...........      2,637,721    157,786,292   --        160,424,013
   Poland................             --    156,841,135   --        156,841,135
   Russia................     11,602,173    302,856,931   --        314,459,104
   South Africa..........    101,278,306    653,668,366   --        754,946,672
   South Korea...........     85,305,081  1,373,987,714   --      1,459,292,795
   Taiwan................     23,316,450  1,317,419,474   --      1,340,735,924
   Thailand..............    333,385,102        582,639   --        333,967,741
   Turkey................      4,597,018    234,320,856   --        238,917,874
Preferred Stocks
   Brazil................    528,275,350        127,019   --        528,402,369
   Chile.................      7,771,252             --   --          7,771,252
   Colombia..............      1,912,622             --   --          1,912,622
   India.................             --          7,007   --              7,007
   Malaysia..............             --         74,600   --             74,600
Rights/Warrants
   Brazil................             --         48,749   --             48,749
   Chile.................             --         74,574   --             74,574
   Hong Kong.............             --             --   --                 --
   India.................             --         14,099   --             14,099
   Malaysia..............             --          4,582   --              4,582
   Poland................             --         12,018   --             12,018
   Taiwan................             --          7,289   --              7,289
   Thailand..............             --             --   --                 --
Securities Lending
  Collateral.............             --    832,931,614   --        832,931,614
                          -------------- --------------   --    ---------------
TOTAL.................... $2,975,212,760 $7,866,393,742   --    $10,841,606,502
                          ============== ==============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
BONDS -- (86.3%)
AUSTRALIA -- (4.7%)
BHP Billiton Finance USA, Ltd.
(u)   5.500%, 04/01/14....................................    960  $ 1,015,692
Commonwealth Bank of Australia
(u)   1.250%, 09/18/15....................................  4,780    4,830,658
National Australia Bank, Ltd.
(e)   5.500%, 05/20/15....................................  6,500    9,715,024
Westpac Banking Corp.
(u)   4.200%, 02/27/15....................................  9,500   10,189,329
                                                                   -----------
TOTAL AUSTRALIA...........................................          25,750,703
                                                                   -----------
AUSTRIA -- (0.6%)
KA Finanz AG
      2.250%, 03/24/14....................................    700      969,805
Oesterreichische Kontrollbank AG
(u)   4.500%, 03/09/15....................................  2,000    2,162,600
                                                                   -----------
TOTAL AUSTRIA.............................................           3,132,405
                                                                   -----------
CANADA -- (7.4%)
Bank of Nova Scotia
(u)   1.850%, 01/12/15....................................  6,400    6,551,258
(u)   3.400%, 01/22/15....................................  1,800    1,898,977
Barrick Gold Finance Co.
(u)   4.875%, 11/15/14....................................  2,200    2,342,555
Canada Housing Trust
      2.200%, 03/15/14....................................  5,000    5,071,135
Canadian National Railway Co.
(u)   4.400%, 03/15/13....................................    900      904,108
Canadian Natural Resources, Ltd.
(u)   5.150%, 02/01/13....................................    625      625,000
Enbridge, Inc.
(u)   5.800%, 06/15/14....................................  1,900    2,032,096
Encana Corp.
(u)   4.750%, 10/15/13....................................  1,415    1,454,158
Husky Energy, Inc.
(u)   5.900%, 06/15/14....................................  2,500    2,674,708
Ontario, Province of Canada
(u)   0.950%, 05/26/15....................................  2,000    2,019,262
Petro-Canada
(u)   4.000%, 07/15/13....................................    200      202,947
Royal Bank of Canada
(u)   0.800%, 10/30/15....................................  2,500    2,502,698
Thomson Reuters Corp.
(u)   5.700%, 10/01/14....................................    800      863,226
Toronto-Dominion Bank (The)
(e)   5.375%, 05/14/15....................................  4,000    5,982,756

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
CANADA -- (Continued)
TransAlta Corp.
(u)   4.750%, 01/15/15....................................  2,508  $ 2,655,656
TransCanada PipeLines, Ltd.
(u)   4.000%, 06/15/13....................................  1,525    1,543,972
(u)   3.400%, 06/01/15....................................  1,000    1,061,601
                                                                   -----------
TOTAL CANADA..............................................          40,386,113
                                                                   -----------
FRANCE -- (4.9%)
Agence Francaise de Developpement
(u)   1.250%, 06/09/14....................................  5,500    5,554,670
(u)   2.500%, 07/15/15....................................  3,000    3,118,740
BNP Paribas SA
(u)   3.250%, 03/11/15....................................  4,035    4,207,714
Caisse d'Amortissement de la Dette Sociale
      3.625%, 04/25/15....................................  5,000    7,239,229
France Telecom SA
(u)   4.375%, 07/08/14....................................  3,231    3,390,072
Societe Financement de I'Economie Francaise
      3.125%, 06/30/14....................................  2,000    2,818,287
Veolia Environnement SA
(u)   5.250%, 06/03/13....................................    425      430,190
                                                                   -----------
TOTAL FRANCE..............................................          26,758,902
                                                                   -----------
GERMANY -- (1.4%)
Deutsche Bank AG
(u)   4.875%, 05/20/13....................................  1,475    1,494,210
(u)   3.875%, 08/18/14....................................  1,750    1,831,163
Kreditanstalt fur Wiederaufbau
(u)   4.125%, 10/15/14....................................  4,000    4,251,348
                                                                   -----------
TOTAL GERMANY.............................................           7,576,721
                                                                   -----------
JAPAN -- (0.7%)
Nomura Holdings, Inc.
(u)   5.000%, 03/04/15....................................  3,500    3,733,590
                                                                   -----------
NETHERLANDS -- (5.7%)
Bank Nederlandse Gemeenten NV
(u)   2.750%, 07/01/15....................................  9,500    9,963,220
Deutsche Telekom International Finance BV
(u)   5.250%, 07/22/13....................................    525      536,135

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
NETHERLANDS -- (Continued)
(u)   4.875%, 07/08/14....................................  1,900  $ 2,009,195
Diageo Finance BV
(u)   5.500%, 04/01/13....................................    300      302,385
Nederlandse Waterschapsbank NV
(u)   2.000%, 09/09/15....................................  9,000    9,298,980
Rabobank Nederland NV
(c)   3.125%, 02/05/15....................................  7,000    7,172,228
(u)   2.125%, 10/13/15....................................  2,000    2,061,692
                                                                   -----------
TOTAL NETHERLANDS.........................................          31,343,835
                                                                   -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.1%)
Asian Development Bank
(u)   4.250%, 10/20/14....................................  3,000    3,199,410
Council of Europe Development Bank
(u)   4.000%, 04/15/15....................................  8,000    8,594,080
Eurofima
(u)   4.500%, 03/06/15....................................  9,000    9,713,988
European Financial Stability Facility
(e)   1.625%, 02/04/15....................................  5,000    6,939,578
(e)   1.125%, 06/01/15....................................  3,000    4,123,429
European Investment Bank
(z)   6.500%, 09/10/14....................................  2,531    2,227,377
(e)   2.500%, 07/15/15....................................  6,000    8,545,941
Inter-American Development Bank
(u)   1.000%, 01/07/15....................................  1,000    1,006,410
                                                                   -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        44,350,213
                                                                   -----------
SWEDEN -- (4.2%)
Nordea Bank AB
(e)   2.750%, 08/11/15....................................  5,000    7,060,401
Svensk Exportkredit AB
(e)   3.625%, 05/27/14....................................  1,212    1,710,558
(u)   3.250%, 09/16/14....................................  4,200    4,390,680
Svenska Handelsbanken AB
(e)   1.500%, 07/06/15....................................  7,000    9,598,903
                                                                   -----------
TOTAL SWEDEN..............................................          22,760,542
                                                                   -----------
SWITZERLAND -- (0.6%)
Credit Suisse AG
(u)   5.000%, 05/15/13....................................  1,275    1,291,491

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
SWITZERLAND -- (Continued)
(u)   5.500%, 05/01/14....................................    250  $   265,095
UBS AG
(u)   2.250%, 08/12/13....................................  1,485    1,498,844
                                                                   -----------
TOTAL SWITZERLAND.........................................           3,055,430
                                                                   -----------
UNITED KINGDOM -- (5.8%)
Barclays Bank P.L.C.
(u)   5.200%, 07/10/14....................................  1,500    1,591,908
BP Capital Markets P.L.C.
(u)   5.250%, 11/07/13....................................  3,500    3,628,384
British Telecommunications P.L.C.
(u)   2.000%, 06/22/15....................................  3,100    3,176,424
Rio Tinto Finance USA P.L.C.
(u)   1.125%, 03/20/15....................................  3,850    3,879,557
Royal Bank of Scotland Group P.L.C.
(u)   2.550%, 09/18/15....................................  3,800    3,917,937
United Kingdom Gilt
      2.000%, 01/22/16....................................  7,000   11,565,013
Vodafone Group P.L.C.
(u)   4.150%, 06/10/14....................................  1,825    1,909,769
(u)   3.375%, 11/24/15....................................  2,000    2,133,234
                                                                   -----------
TOTAL UNITED KINGDOM......................................          31,802,226
                                                                   -----------
UNITED STATES -- (42.2%)
ACE INA Holdings, Inc.
      5.875%, 06/15/14.................................... $1,250    1,338,353
      2.600%, 11/23/15....................................  3,295    3,462,630
Aflac, Inc.
      3.450%, 08/15/15....................................  3,800    4,042,615
Agilent Technologies, Inc.
      2.500%, 07/15/13....................................  1,000    1,009,001
Air Products & Chemicals, Inc.
      4.150%, 02/01/13....................................    500      500,000
Allstate Corp. (The)
      6.200%, 05/16/14....................................  2,000    2,138,892
      5.000%, 08/15/14....................................  2,130    2,266,915
Altria Group, Inc.
      4.125%, 09/11/15....................................  2,170    2,351,761
American Express Credit Corp.
      5.875%, 05/02/13....................................    650      658,659
      5.125%, 08/25/14....................................  1,700    1,815,075
      1.750%, 06/12/15....................................  1,200    1,222,279
Amgen, Inc.
      4.850%, 11/18/14....................................  1,000    1,072,596

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
UNITED STATES -- (Continued)
Anheuser-Busch InBev Worldwide, Inc.
      2.500%, 03/26/13.................................... $  350 $  350,984
Archer-Daniels-Midland Co.
      7.125%, 03/01/13....................................    325    326,512
Arrow Electronics, Inc.
      6.875%, 07/01/13....................................    350    358,136
Assurant, Inc.
      5.625%, 02/15/14....................................  2,000  2,086,546
AT&T, Inc.
      2.500%, 08/15/15....................................  2,500  2,602,300
AutoZone, Inc.
      4.375%, 06/01/13....................................    100    101,209
Baltimore Gas & Electric Co.
      6.125%, 07/01/13....................................    500    511,350
Bank of America Corp.
      7.375%, 05/15/14....................................  2,000  2,157,152
Baxter International, Inc.
      1.800%, 03/15/13....................................  1,490  1,492,362
BB&T Corp.
      3.375%, 09/25/13....................................    550    560,633
      5.700%, 04/30/14....................................  3,087  3,282,552
Berkshire Hathaway Finance Corp.
      4.850%, 01/15/15....................................  5,000  5,409,150
BlackRock, Inc.
      3.500%, 12/10/14....................................  2,000  2,109,416
Boston Scientific Corp.
      4.500%, 01/15/15....................................  3,005  3,194,408
Bristol-Myers Squibb Co.
      5.250%, 08/15/13....................................  1,175  1,205,585
Burlington Northern Santa Fe LLC
      4.300%, 07/01/13....................................  1,200  1,218,431
      4.875%, 01/15/15....................................    200    215,450
Capital One Financial Corp.
      6.250%, 11/15/13....................................    150    156,534
      7.375%, 05/23/14....................................  1,189  1,288,255
      2.150%, 03/23/15....................................    700    714,259
Cardinal Health, Inc.
      4.000%, 06/15/15....................................  3,000  3,221,874
Caterpillar Financial Services Corp.
      2.000%, 04/05/13....................................    400    401,155
      6.200%, 09/30/13....................................  1,000  1,037,366
CenterPoint Energy Resources Corp.
      7.875%, 04/01/13....................................    425    429,813

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
UNITED STATES -- (Continued)
Chubb Corp. (The)
      5.200%, 04/01/13.................................... $  350 $  352,638
Cisco Systems, Inc.
      1.625%, 03/14/14....................................  1,550  1,570,803
Citigroup, Inc.
      6.500%, 08/19/13....................................    625    644,382
      6.375%, 08/12/14....................................  1,250  1,346,908
CNA Financial Corp.
      5.850%, 12/15/14....................................    277    299,721
Coca-Cola Enterprises, Inc.
      1.125%, 11/12/13....................................  1,607  1,616,437
Comcast Cable Communications Holdings, Inc.
      8.375%, 03/15/13....................................    675    680,899
Comerica, Inc.
      3.000%, 09/16/15....................................  2,277  2,399,453
Computer Sciences Corp.
      2.500%, 09/15/15....................................  2,000  2,055,680
Consolidated Edison Co. of New York, Inc.
      4.700%, 02/01/14....................................    400    416,093
CSX Corp.
      5.500%, 08/01/13....................................    425    435,150
Daimler Finance North America LLC
      6.500%, 11/15/13....................................  2,100  2,193,437
Dell, Inc.
      2.100%, 04/01/14....................................  1,500  1,512,672
      2.300%, 09/10/15....................................  2,800  2,850,366
DIRECTV Holdings LLC
      4.750%, 10/01/14....................................  1,500  1,594,671
Dominion Resources, Inc.
      5.000%, 03/15/13....................................    325    326,700
      5.150%, 07/15/15....................................  1,400  1,542,453
eBay, Inc.
      0.875%, 10/15/13....................................  1,435  1,439,192
Ecolab, Inc.
      1.000%, 08/09/15....................................  2,000  2,009,924
Emerson Electric Co.
      5.625%, 11/15/13....................................  1,200  1,248,057
Enbridge Energy Partners LP
      5.350%, 12/15/14....................................  1,475  1,592,597
Energy Transfer Partners LP
      6.000%, 07/01/13....................................    425    433,199
      5.950%, 02/01/15....................................  1,200  1,306,724
Enterprise Products Operating LLC
      5.600%, 10/15/14....................................  2,666  2,876,667

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
UNITED STATES -- (Continued)
Exelon Generation Co. LLC
      5.350%, 01/15/14.................................... $1,100 $1,147,184
Express Scripts Holding Co.
      6.250%, 06/15/14....................................  3,465  3,717,137
Fifth Third Bancorp
      6.250%, 05/01/13....................................    875    886,878
Freeport-McMoRan Copper & Gold, Inc.
      1.400%, 02/13/15....................................  2,475  2,491,790
General Electric Capital Corp.
      2.100%, 01/07/14....................................    600    610,012
      2.150%, 01/09/15....................................  6,000  6,167,454
      1.625%, 07/02/15....................................  2,000  2,033,022
Gilead Sciences, Inc.
      2.400%, 12/01/14....................................  3,000  3,091,614
Goldman Sachs Group, Inc. (The)
      5.250%, 10/15/13....................................    250    257,746
      3.300%, 05/03/15....................................  3,500  3,644,007
Hartford Financial Services Group, Inc.
      4.000%, 03/30/15....................................  1,400  1,476,906
Hess Corp.
      7.000%, 02/15/14....................................    175    185,463
Hewlett-Packard Co.
      1.250%, 09/13/13....................................  1,500  1,500,085
      2.625%, 12/09/14....................................  1,300  1,313,680
HSBC Finance Corp.
      4.750%, 07/15/13....................................  1,575  1,604,490
HSBC USA, Inc.
      2.375%, 02/13/15....................................  1,500  1,546,989
John Deere Capital Corp.
      1.875%, 06/17/13....................................  1,250  1,257,069
JPMorgan Chase & Co.
      3.700%, 01/20/15....................................  2,800  2,950,158
      3.400%, 06/24/15....................................  1,000  1,055,226
KeyCorp
      6.500%, 05/14/13....................................  1,000  1,016,252
Kimberly-Clark Corp.
      5.000%, 08/15/13....................................  1,000  1,024,712
Kroger Co. (The)
      5.500%, 02/01/13....................................    640    640,000
Lowe's Cos., Inc.
      5.000%, 10/15/15....................................  1,050  1,175,092
Marsh & McLennan Cos., Inc.
      5.750%, 09/15/15....................................  4,000  4,476,308
Medtronic, Inc.
      4.750%, 09/15/15....................................  1,087  1,200,313

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
UNITED STATES -- (Continued)
MetLife, Inc.
      2.375%, 02/06/14.................................... $  420 $  428,123
      5.500%, 06/15/14....................................  1,250  1,334,489
      5.000%, 06/15/15....................................    500    549,511
Morgan Stanley
      4.100%, 01/26/15....................................  2,500  2,618,528
NASDAQ OMX Group, Inc. (The)
      4.000%, 01/15/15....................................  2,800  2,925,997
NextEra Energy Capital Holdings, Inc.
      2.550%, 11/15/13....................................    750    760,076
Northern Trust Corp.
      5.500%, 08/15/13....................................  1,068  1,096,642
Northrop Grumman Corp.
      3.700%, 08/01/14....................................    800    835,607
Occidental Petroleum Corp.
       1.450%, 12/13/13...................................  1,000  1,010,006
PACCAR Financial Corp.
      2.050%, 06/17/13....................................    100    100,684
      0.750%, 08/14/15....................................  2,000  2,004,500
Pacific Gas & Electric Co.
      4.800%, 03/01/14....................................  3,000  3,131,475
Philip Morris International, Inc.
      4.875%, 05/16/13....................................  1,265  1,281,467
Pitney Bowes, Inc.
      4.875%, 08/15/14....................................  2,000  2,095,044
Plains All American Pipeline LP
      3.950%, 09/15/15....................................  1,330  1,429,324
PNC Funding Corp.
      5.400%, 06/10/14....................................  2,075  2,206,684
PPG Industries, Inc.
      1.900%, 01/15/16....................................  2,050  2,107,502
Praxair, Inc.
      2.125%, 06/14/13....................................  1,000  1,006,383
Procter & Gamble Co. (The)
(e)   4.500%, 05/12/14....................................  4,000  5,706,701
Prudential Financial, Inc.
      6.200%, 01/15/15....................................  2,448  2,691,505
Qwest Corp.
      7.500%, 10/01/14....................................  2,300  2,526,350
Reynolds American, Inc.
      1.050%, 10/30/15....................................  4,000  3,997,512
Safeway, Inc.
      5.625%, 08/15/14....................................  2,000  2,123,824
Sempra Energy
      2.000%, 03/15/14....................................    416    422,020
Sherwin-Williams Co. (The)
      3.125%, 12/15/14....................................  1,048  1,094,506

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
UNITED STATES -- (Continued)
Southern Power Co.
      4.875%, 07/15/15.................................... $3,660 $4,014,687
Spectra Energy Capital LLC
      5.500%, 03/01/14....................................  1,500  1,574,114
      5.668%, 08/15/14....................................    955  1,021,210
St. Jude Medical, Inc.
      2.200%, 09/15/13....................................  3,325  3,360,438
      3.750%, 07/15/14....................................    100    104,434
State Street Corp.
      4.300%, 05/30/14....................................  1,400  1,471,201
Target Corp.
      4.000%, 06/15/13....................................  1,000  1,012,386
TD Ameritrade Holding Corp.
      4.150%, 12/01/14....................................  2,350  2,499,178
Texas Instruments, Inc.
      0.875%, 05/15/13....................................    500    500,944
Textron, Inc.
      6.200%, 03/15/15....................................  1,500  1,639,686
Thermo Fisher Scientific, Inc.
      3.200%, 05/01/15....................................  2,250  2,363,249
Toyota Motor Credit Corp.
      1.000%, 02/17/15....................................  3,000  3,023,607
      0.875%, 07/17/15....................................  2,000  2,010,432
Travelers Property Casualty Corp.
      5.000%, 03/15/13....................................  1,175  1,181,386
Union Bank NA
      2.125%, 12/16/13....................................  1,400  1,419,814
UnitedHealth Group, Inc.
      5.000%, 08/15/14....................................  1,170  1,240,593
Valero Energy Corp.
      4.750%, 04/01/14....................................  1,125  1,174,534
      4.500%, 02/01/15....................................    900    960,955
Verizon Communications, Inc.
      0.700%, 11/02/15....................................  3,000  2,999,184
Viacom, Inc.
      4.375%, 09/15/14....................................  1,229  1,298,165
Walt Disney Co. (The)
      0.875%, 12/01/14....................................  1,500  1,512,922
WellPoint, Inc.
      5.000%, 12/15/14....................................  2,500  2,690,657
Wells Fargo & Co.
      3.750%, 10/01/14....................................  2,300  2,422,684
      1.250%, 02/13/15....................................  1,000  1,009,814
Western Union Co. (The)
      6.500%, 02/26/14....................................  3,500  3,708,653
Williams Partners LP
      3.800%, 02/15/15....................................  2,300  2,432,290

                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
UNITED STATES -- (Continued)
Zimmer Holdings, Inc.
      1.400%, 11/30/14.................................... $ 1,000 $  1,005,746
                                                                   ------------
TOTAL UNITED STATES.......................................          230,662,041
                                                                   ------------
TOTAL BONDS...............................................          471,312,721
                                                                   ------------
AGENCY OBLIGATIONS -- (6.7%)
Federal Home Loan Mortgage Corporation
      2.875%, 02/09/15....................................  11,000   11,567,600
Federal National Mortgage Association
      0.500%, 07/02/15....................................  25,000   25,084,375
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................           36,651,975
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- (7.0%)
U.S Treasury Note
@@!   0.375%, 07/31/13....................................  38,300   38,349,369
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $541,233,507)^^...................................         $546,314,065
                                                                   ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


   Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------
                                 LEVEL 1     LEVEL 2    LEVEL 3     TOTAL
                                 -------- ------------  ------- ------------
  Bonds.........................       -- $471,312,721    --    $471,312,721
  Agency Obligations............       --   36,651,975    --      36,651,975
  U.S. Treasury Obligations.....       --   38,349,369    --      38,349,369
  Swap Agreements**.............       --    5,843,794    --       5,843,794
  Futures Contracts**........... $139,248           --    --         139,248
  Forwards Currency Contracts**.       --   (2,471,699)   --      (2,471,699)
                                 -------- ------------    --    ------------
  TOTAL......................... $139,248 $549,686,160    --    $549,825,408
                                 ======== ============    ==    ============
** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                      DFA ONE-YEAR FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
 AGENCY OBLIGATIONS -- (28.8%)
 Federal Home Loan Bank
       0.375%, 11/27/13................................ $166,000 $  166,265,766
       4.875%, 11/27/13................................   20,000     20,772,800
       3.125%, 12/13/13................................   25,000     25,637,275
       0.340%, 12/18/13................................   45,000     45,063,315
       0.875%, 12/27/13................................  155,000    155,974,175
       0.375%, 01/29/14................................  120,000    120,232,440
       2.375%, 03/14/14................................  157,000    160,819,339
       1.375%, 05/28/14................................   30,000     30,485,790
       0.375%, 06/12/14................................   60,000     60,112,080
       2.500%, 06/13/14................................    3,880      3,999,667
 Federal Home Loan Mortgage Corporation
       4.125%, 09/27/13................................   14,047     14,411,758
       0.375%, 10/30/13................................  293,000    293,404,633
       4.875%, 11/15/13................................   25,000     25,937,025
       0.375%, 11/27/13................................  126,000    126,201,726
       0.625%, 12/23/13................................   45,000     45,166,770
       2.500%, 01/07/14................................   98,000    100,156,392
       4.500%, 01/15/14................................   93,000     96,815,604
       1.375%, 02/25/14................................    4,000      4,050,448
       2.500%, 04/23/14................................   50,000     51,418,300
       5.000%, 07/15/14................................   45,000     48,102,120
 Federal National Mortgage Association
       1.000%, 09/23/13................................      500        502,574
       2.875%, 12/11/13................................  118,000    120,765,920
       0.750%, 12/18/13................................  168,000    168,886,704
       1.250%, 02/27/14................................  100,000    101,251,800
       2.750%, 03/13/14................................  125,000    128,556,500
       4.125%, 04/15/14................................   50,000     52,354,100
       1.125%, 06/27/14................................   12,000     12,151,596
       3.000%, 09/16/14................................   25,000     26,129,900
                                                                 --------------
 TOTAL AGENCY OBLIGATIONS..............................           2,205,626,517
                                                                 --------------
 BONDS -- (60.3%)
 Agence Francaise de Developpement
       1.250%, 06/09/14................................   92,216     93,132,627
 Asian Development Bank
       2.750%, 05/21/14................................   50,000     51,570,000
 Australia & New Zealand Banking Group, Ltd.
       2.125%, 09/19/14................................    6,868      7,021,294
       3.700%, 01/13/15................................   23,699     25,075,177

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
 Australia & New Zealand Banking Group, Ltd. Floating
   Rate Note
 (r)   1.045%, 01/10/14................................ $    750 $      754,514
 (r)   0.551%, 01/29/15................................   60,000     59,976,600
 Bank Nederlandse Gemeenten NV
       1.500%, 03/28/14................................   25,000     25,279,800
       5.000%, 05/16/14................................   29,254     30,886,373
       1.000%, 11/17/14................................   94,400     95,123,670
       3.125%, 01/12/15................................   26,000     27,396,122
 Bank of New York Mellon Corp. (The)
       5.125%, 08/27/13................................   13,500     13,857,574
       4.300%, 05/15/14................................   17,455     18,307,869
 Bank of Nova Scotia
       2.375%, 12/17/13................................   60,700     61,789,929
 Bank of Nova Scotia Floating Rate Note
 (r)   0.810%, 12/13/13................................   35,000     35,158,655
 (r)   0.810%, 02/10/14................................   75,000     75,358,950
 (r)   0.525%, 10/10/14................................   14,000     13,995,618
 Berkshire Hathaway Finance Corp.
       1.500%, 01/10/14................................    1,800      1,819,757
 Berkshire Hathaway Finance Corp. Floating Rate Note
 (r)   0.635%, 01/10/14................................    4,100      4,113,243
 Berkshire Hathaway, Inc. Floating Rate Note
 (r)   1.010%, 08/15/14................................   12,700     12,822,403
 Caisse d'Amortissement de la Dette Sociale
       1.375%, 01/27/14................................   45,000     45,390,690
       3.500%, 07/01/14................................   63,000     65,640,204
       1.250%, 07/11/14................................  106,000    107,229,600
 Commonwealth Bank of Australia
       3.750%, 10/15/14................................   77,164     80,937,320
 Commonwealth Bank of Australia Floating Rate Note
 (r)   1.060%, 06/14/13................................   50,000     50,163,300
 (r)   1.553%, 01/17/14................................   49,000     49,441,637
 (r)   1.038%, 03/17/14................................    5,609      5,648,156
 Council of Europe Development Bank
       4.500%, 06/30/14................................   32,000     33,800,320
 European Investment Bank
       1.250%, 02/14/14................................   91,300     92,136,308

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT     VALUE+
                                                          -------- ------------
                                                           (000)
      2.375%, 03/14/14................................... $  5,000 $  5,112,250
      3.000%, 04/08/14...................................   40,000   41,244,800
      1.500%, 05/15/14...................................   45,000   45,652,500
      4.625%, 05/15/14...................................   10,000   10,537,400
      4.750%, 10/15/14...................................   30,000   32,188,320
General Electric Capital Corp.
      2.100%, 01/07/14...................................   35,300   35,889,016
      5.900%, 05/13/14...................................   10,000   10,679,890
      4.750%, 09/15/14...................................   35,000   37,237,550
      3.750%, 11/14/14...................................   33,000   34,748,076
      2.150%, 01/09/15...................................   50,000   51,395,450
General Electric Capital Corp. Floating Rate Note
(r)   0.568%, 09/15/14...................................   55,604   55,587,764
Inter-American Development Bank
      3.000%, 04/22/14...................................   25,000   25,851,150
International Business Machines Corp.
      2.100%, 05/06/13...................................   19,950   20,040,114
Johnson & Johnson
      0.700%, 05/15/13...................................   36,000   36,043,920
JPMorgan Chase & Co.
      1.650%, 09/30/13...................................   50,400   50,824,922
      5.375%, 01/15/14...................................    8,614    9,012,751
      2.050%, 01/24/14...................................   27,000   27,423,063
JPMorgan Chase & Co. Floating Rate Note
(r)   1.102%, 01/24/14...................................  105,400  106,171,528
(r)   1.058%, 05/02/14...................................    6,300    6,350,696
Kingdom of Sweden
      1.000%, 06/03/14...................................   14,000   14,140,000
Kommunalbanken AS
      1.000%, 06/16/14...................................   13,000   13,112,320
      2.875%, 10/27/14...................................   65,500   68,271,960
Kommunekredit
      0.750%, 09/02/14...................................   23,000   23,116,081
Kreditanstalt fur Wiederaufbau
      4.000%, 10/15/13...................................   25,150   25,796,104
      1.375%, 01/13/14...................................    8,000    8,081,040
      1.500%, 04/04/14...................................   56,000   56,779,128
      4.125%, 10/15/14...................................   10,500   11,159,788
      1.000%, 01/12/15...................................  122,500  123,930,800
Landeskreditbank Baden-Wuerttemberg Foerderbank
      1.750%, 02/18/14...................................   40,000   40,535,040

                                                            FACE
                                                           AMOUNT     VALUE+
                                                          -------- ------------
                                                           (000)
Landwirtschaftliche Rentenbank
      3.250%, 03/15/13................................... $  6,000 $  6,020,040
      2.250%, 03/11/14...................................    4,650    4,745,790
Manitoba, Province of Canada
      2.125%, 04/22/13...................................   24,600   24,697,170
      1.375%, 04/28/14...................................   29,790   30,170,418
National Australia Bank, Ltd.
      2.250%, 04/11/14...................................    1,600    1,632,989
National Australia Bank, Ltd. Floating Rate Note
(r)   1.553%, 01/17/14...................................   60,000   60,700,260
(r)   1.502%, 01/30/14...................................   51,930   52,533,063
(r)   1.460%, 02/14/14...................................   35,750   36,153,939
Nederlandse Waterschapsbank NV
      1.375%, 05/16/14...................................  152,805  154,580,594
      1.250%, 10/20/14...................................   50,650   51,270,463
Nordea Bank Finland P.L.C. Floating Rate Note
(r)   0.745%, 04/05/13...................................   14,000   14,012,684
(r)   1.185%, 04/09/14...................................   80,000   80,747,760
(r)   0.804%, 10/15/14...................................   90,000   90,339,210
Nordic Investment Bank
      2.625%, 10/06/14...................................    8,400    8,725,920
NRW.Bank
      1.625%, 01/17/14...................................   10,872   10,970,718
      2.500%, 02/19/14...................................    6,300    6,412,361
NRW.Bank Floating Rate Note
(r)   0.631%, 12/01/14...................................   24,000   24,054,888
Oesterreichische Kontrollbank AG
      1.375%, 01/21/14...................................    3,244    3,278,539
Ontario Electricity Financial Corp.
      7.450%, 03/31/13...................................   12,036   12,167,192
Ontario, Province of Canada
      1.375%, 01/27/14...................................  132,518  133,865,708
      4.100%, 06/16/14...................................   71,000   74,614,326
Private Export Funding Corp.
      3.550%, 04/15/13...................................    4,000    4,028,016
Quebec, Province of Canada
      4.875%, 05/05/14...................................   39,400   41,619,402
Rabobank Nederland NV
      1.850%, 01/10/14...................................  115,755  117,295,236
      4.200%, 05/13/14...................................   26,224   27,370,776
      1.875%, 12/15/14...................................   22,900   23,342,886
Rabobank Nederland NV Floating Rate Note
(r)   0.501%, 07/25/13...................................   18,500   18,513,856

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT     VALUE+
                                                          -------- ------------
                                                           (000)
(r)   0.653%, 01/17/14................................... $ 38,000 $ 38,103,626
Royal Bank of Canada
      1.125%, 01/15/14...................................   19,200   19,342,906
      1.450%, 10/30/14...................................   82,775   84,146,913
Royal Bank of Canada Floating Rate Note
(r)   0.603%, 04/17/14...................................   49,633   49,816,493
(r)   0.535%, 01/06/15...................................   74,700   74,743,027
Societe Financement del'Economie Francaise
      3.375%, 05/05/14...................................   10,000   10,366,800
      2.875%, 09/22/14...................................  201,000  208,831,764
State of North Rhine-Westphalia
      1.625%, 09/17/14...................................   19,000   19,283,480
Svensk Exportkredit AB
      3.250%, 09/16/14...................................   24,768   25,892,467
Svensk Exportkredit AB Floating Rate Note
(r)   0.460%, 03/23/14...................................   24,000   23,978,328
Svenska Handelsbanken Floating Rate Note
(r)   0.811%, 08/30/13...................................   19,500   19,561,464
(r)   0.592%, 01/16/15...................................   81,000   80,968,977
Toronto-Dominion Bank (The)
      1.375%, 07/14/14...................................   27,000   27,338,931
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.481%, 07/26/13...................................   92,000   92,055,384
Total Capital Canada, Ltd. Floating Rate Note
(r)   0.400%, 05/13/13...................................   62,300   62,312,086
(r)   0.683%, 01/17/14...................................   45,000   45,188,595
Toyota Motor Credit Corp.
      1.375%, 08/12/13...................................   61,600   61,947,116
      1.250%, 11/17/14...................................   32,000   32,425,504
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.703%, 01/17/14...................................   17,500   17,564,278
(r)   0.482%, 11/21/14...................................   38,300   38,286,518
(r)   0.481%, 12/05/14...................................   16,200   16,211,988
US Bancorp
      2.875%, 11/20/14...................................   23,400   24,355,703
Wachovia Corp.
      5.500%, 05/01/13...................................   41,925   42,446,379
      5.700%, 08/01/13...................................   10,000   10,260,850
Wal-Mart Stores, Inc.
      4.250%, 04/15/13...................................   29,200   29,423,351
      4.550%, 05/01/13...................................   39,250   39,643,089
      1.625%, 04/15/14...................................   13,530   13,737,050

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
      3.200%, 05/15/14................................. $  2,900 $    3,004,893
Westpac Banking Corp.
      2.100%, 08/02/13.................................    3,304      3,333,049
      2.900%, 09/10/14.................................   10,000     10,406,600
Westpac Banking Corp. Floating Rate Note
(r)   1.041%, 12/09/13.................................    4,705      4,733,517
(r)   1.260%, 02/14/14.................................    2,225      2,240,597
(r)   1.041%, 03/31/14.................................   60,000     60,400,380
                                                                 --------------
TOTAL BONDS............................................           4,616,957,438
                                                                 --------------
COMMERCIAL PAPER -- (10.8%)
ANZ National International, Ltd.
      0.210%, 03/11/13.................................   30,000     29,995,776
Banque et Caisse d'Epargne del'Etat
      0.250%, 02/06/13.................................   10,000      9,999,783
      0.280%, 02/11/13.................................   10,000      9,999,588
      0.270%, 03/18/13.................................   43,400     43,389,853
      0.270%, 03/20/13.................................   10,000      9,997,493
      0.265%, 03/27/13.................................   85,000     84,973,123
      0.250%, 04/09/13.................................   28,000     27,987,677
      0.245%, 04/18/13.................................   40,000     39,978,784
Caisse des Depots et Consignations
      0.270%, 02/15/13.................................   25,000     24,998,542
      0.280%, 03/28/13.................................   60,000     59,980,242
      0.300%, 04/12/13.................................    2,543      2,541,825
      0.330%, 04/12/13.................................   20,000     19,990,756
      0.300%, 04/15/13.................................   15,000     14,992,652
      0.371%, 05/21/13.................................  100,000     99,916,580
Nordea North America, Inc.
      0.230%, 05/08/13.................................   20,000     19,987,876
Standard Chartered Bank
      0.250%, 02/19/13.................................   50,000     49,995,330
      0.250%, 03/11/13.................................   50,000     49,989,925
      0.280%, 03/22/13.................................    8,000      7,997,782
      0.250%, 04/03/13.................................   50,000     49,980,855
      0.230%, 04/10/13.................................   20,000     19,991,106
      0.230%, 04/16/13.................................   25,000     24,987,500
      0.230%, 05/01/13.................................   15,000     14,991,375
Toronto Dominion Holdings
      0.240%, 03/20/13.................................   60,000     59,987,040
Toyota Motor Credit Corp.
      0.240%, 03/20/13.................................   50,000     49,992,135
                                                                 --------------
TOTAL COMMERCIAL PAPER.................................             826,643,598
                                                                 --------------

DFA ONE-YEAR FIXED INCOME PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares................................. 8,926,398 $8,926,398
                                                                     ----------

                                                                 VALUE+
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,642,438,612)^^.................................   $7,658,153,951
                                                             ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                              ------------------------------------------------
                               LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ---------- -------------- ------- --------------
  Agency Obligations.........         -- $2,205,626,517   --    $2,205,626,517
  Bonds......................         --  4,616,957,438   --     4,616,957,438
  Commercial Paper...........         --    826,643,598   --       826,643,598
  Temporary Cash Investments. $8,926,398             --   --         8,926,398
                              ---------- --------------   --    --------------
  TOTAL...................... $8,926,398 $7,649,227,553   --    $7,658,153,951
                              ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                  DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
BONDS -- (90.8%)
AUSTRALIA -- (2.5%)
National Australia Bank, Ltd.
(u)   5.350%, 06/12/13....................................  10,800 $ 10,994,335
(e)   3.500%, 01/23/15....................................  41,106   58,593,282
Toyota Finance Australia, Ltd.
(z)   3.550%, 03/24/14....................................   3,000    2,519,474
Westpac Banking Corp.
(u)   2.100%, 08/02/13....................................  29,880   30,142,705
(c)   3.750%, 12/01/14....................................  15,000   15,554,191
                                                                   ------------
TOTAL AUSTRALIA...........................................          117,803,987
                                                                   ------------
AUSTRIA -- (3.8%)
KA Finanz AG
      2.250%, 03/24/14....................................  21,460   29,731,464
Oesterreichische Kontrollbank AG
(u)   1.750%, 03/11/13....................................  19,000   19,027,170
(u)   1.375%, 01/21/14....................................  18,000   18,191,646
      3.500%, 04/28/14....................................  10,000   14,090,375
Republic of Austria
(u)   3.250%, 06/25/13....................................  92,700   93,753,257
                                                                   ------------
TOTAL AUSTRIA.............................................          174,793,912
                                                                   ------------
BELGIUM -- (3.0%)
Belgium Kingdom
      4.250%, 09/28/14....................................  94,500  136,343,603
                                                                   ------------
CANADA -- (20.6%)
Bank of Nova Scotia
      3.430%, 07/16/14.................................... 114,500  117,808,492
      3.350%, 11/18/14....................................  17,500   18,060,232
British Columbia, Province of Canada
      5.500%, 04/24/13....................................  15,400   15,580,650
      7.500%, 06/09/14.................................... 108,000  117,226,669
Canada Housing Trust
      2.750%, 09/15/14.................................... 134,000  137,627,431
Canadian Government
      2.000%, 03/01/14....................................  60,000   60,730,900
GE Capital Canada Funding Co.
      2.950%, 02/10/14....................................  32,000   32,581,672
Manitoba, Province of Canada
      4.800%, 12/03/14....................................  60,000   63,969,120
Ontario, Province of Canada
      5.500%, 04/17/13....................................   6,000    6,061,359
      3.250%, 09/08/14.................................... 126,000  130,202,948

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
CANADA -- (Continued)
Quebec, Province of Canada
(u)   4.875%, 05/05/14....................................  22,500 $ 23,767,425
Royal Bank of Canada
      4.970%, 06/05/14....................................  41,600   43,623,276
      4.710%, 12/22/14....................................  73,100   77,441,732
      2.050%, 01/13/15....................................  15,000   15,133,848
Toronto-Dominion Bank (The)
      4.854%, 02/13/13....................................  63,700   63,904,371
Total Capital Canada, Ltd. Floating Rate Note
(r)(u)   0.683%, 01/17/14.................................  31,540   31,672,184
                                                                   ------------
TOTAL CANADA..............................................          955,392,309
                                                                   ------------
DENMARK -- (3.8%)
Kingdom of Denmark
      2.000%, 11/15/14.................................... 732,000  137,373,061
Kommunekredit A.S.
(u)   1.250%, 09/03/13....................................  40,000   40,213,200
                                                                   ------------
TOTAL DENMARK.............................................          177,586,261
                                                                   ------------
FINLAND -- (0.4%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)   0.771%, 01/27/14.................................  16,000   16,071,792
                                                                   ------------
FRANCE -- (8.1%)
Caisse d'Amortissement de la Dette Sociale SA
(u)   1.625%, 03/17/14....................................  28,300   28,655,448
(u)   3.500%, 07/01/14....................................  71,662   74,665,211
(u)   1.250%, 07/11/14....................................  20,000   20,217,400
(g)   3.750%, 09/08/14....................................   6,700   11,111,131
Caisse des Depots et Consignations SA
(u)   1.750%, 03/26/13....................................  15,000   15,024,030
French Treasury Note BTAN
      0.750%, 09/25/14....................................  35,000   47,834,078
Societe Financement de L'economie Francaise SA
      3.125%, 06/30/14....................................  76,300  107,517,639
Total Capital SA
      3.500%, 02/27/14....................................  13,434   18,804,280
Unedic SA
      2.375%, 03/31/14....................................  37,200   51,589,044
                                                                   ------------
TOTAL FRANCE..............................................          375,418,261
                                                                   ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                           FACE
                                                          AMOUNT^     VALUE+
                                                         --------- ------------
                                                           (000)
GERMANY -- (6.5%)
Kreditanstalt fur Wiederaufbau
(z)   5.125%, 07/22/13..................................    13,000 $ 11,009,120
      1.750%, 08/04/14..................................    45,000   62,416,122
(c)   2.875%, 08/26/14..................................    10,598   10,864,172
(c)   4.950%, 10/14/14..................................    51,345   54,490,357
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)   1.000%, 10/15/13..................................    17,000   17,063,920
      3.250%, 01/29/14..................................    10,000   13,969,395
Landwirtschaftliche Rentenbank
(u)   5.000%, 02/15/13..................................     5,000    5,006,400
(j)   1.375%, 04/25/13.................................. 1,000,000   10,964,438
(u)   4.125%, 07/15/13..................................    17,000   17,289,680
NRW.Bank
(u)   1.375%, 08/26/13..................................     2,000    2,009,040
(g)   1.625%, 12/15/13..................................    10,000   15,976,659
      3.375%, 03/18/14..................................    55,667   78,078,015
                                                                   ------------
TOTAL GERMANY...........................................            299,137,318
                                                                   ------------
JAPAN -- (0.7%)
Japan Finance Organization For Municipalities
      1.350%, 11/26/13.................................. 2,941,000   32,473,503
                                                                   ------------
NETHERLANDS -- (9.7%)
Bank Nederlandse Gemeenten NV
      4.000%, 07/15/14..................................    78,000  111,311,801
(u)   1.000%, 11/17/14..................................    20,000   20,153,320
Nederlandse Waterschapsbank NV
      4.250%, 09/16/14..................................    30,000   43,244,579
Netherlands Government
      1.000%, 01/15/14..................................    29,000   39,674,901
Rabobank Nederland NV
      4.375%, 01/22/14..................................    85,500  120,355,219
(z)   6.250%, 07/10/14..................................    11,167    9,684,670
SNS Bank NV
      3.500%, 03/10/14..................................    73,860  103,598,957
                                                                   ------------
TOTAL NETHERLANDS.......................................            448,023,447
                                                                   ------------
NEW ZEALAND -- (0.1%)
Westpac Securities, Ltd.
(u)   3.450%, 07/28/14..................................     4,300    4,487,996
                                                                   ------------

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
NORWAY -- (1.3%)
Kommunalbanken AS
(u)   2.875%, 10/27/14....................................  57,150 $ 59,568,588
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (11.0%)
Asian Development Bank
(n)   3.375%, 05/20/14.................................... 133,600   24,907,722
Council of Europe Development Bank
(u)   4.250%, 04/22/13....................................  48,200   48,600,060
(z)   5.500%, 06/12/14....................................   4,370    3,762,251
(u)   4.500%, 06/30/14....................................  45,000   47,531,700
(g)   3.375%, 12/08/14....................................  15,897   26,412,647
Eurofima
(u)   1.875%, 05/28/13....................................  10,000   10,043,480
European Financial Stability Facility
(e)   1.000%, 03/12/14.................................... 106,000  145,028,104
European Investment Bank
(u)   1.125%, 08/15/14....................................  35,700   36,115,941
(z)   6.500%, 09/10/14....................................  66,375   58,412,535
(e)   4.250%, 10/15/14....................................  31,000   44,864,617
European Union
(e)   3.125%, 04/03/14....................................  26,200   36,740,974
International Bank for Reconstruction & Development
(u)   1.750%, 07/15/13....................................  25,000   25,176,350
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                        507,596,381
                                                                   ------------
SWEDEN -- (7.6%)
Kommuninvest I Sverige AB
(z)   3.600%, 05/21/14....................................   7,300    6,131,313
Nordea Bank AB
(e)   4.500%, 05/12/14....................................  84,628  120,463,188
Svensk Exportkredit AB
(e)   3.625%, 05/27/14....................................  97,050  136,971,628
(u)   3.250%, 09/16/14....................................   1,782    1,862,903
Svenska Handelsbanken AB
(e)   4.875%, 03/25/14....................................  60,968   86,802,806
                                                                   ------------
TOTAL SWEDEN..............................................          352,231,838
                                                                   ------------

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                        FACE
                                                       AMOUNT^       VALUE+
                                                      ---------- --------------
                                                        (000)
UNITED KINGDOM -- (2.1%)
Network Rail Infrastructure Finance P.L.C.
(u)   3.500%, 06/17/13...............................     97,000 $   98,141,884
                                                                 --------------
UNITED STATES -- (9.6%)
General Electric Capital Corp.
      5.900%, 05/13/14...............................     65,764     70,235,229
      2.150%, 01/09/15............................... $   34,000     34,948,906
JPMorgan Chase & Co.
      2.050%, 01/24/14...............................     44,000     44,689,436
Microsoft Corp.
      2.950%, 06/01/14...............................     38,274     39,606,165
Nestle Holdings, Inc.
      2.125%, 03/12/14...............................     14,168     14,440,550
Pfizer, Inc.
(e)   4.750%, 12/15/14...............................      8,700     12,683,863
Procter & Gamble Co. (The)
(e)   4.500%, 05/12/14...............................     84,387    120,392,838
Toyota Motor Credit Corp.
      1.375%, 08/12/13...............................     11,100     11,162,548
(e)   4.625%, 09/18/13...............................     56,727     79,061,798
Wal-Mart Stores, Inc.
      4.550%, 05/01/13...............................     19,047     19,237,756
                                                                 --------------
TOTAL UNITED STATES..................................               446,459,089
                                                                 --------------
TOTAL BONDS..........................................             4,201,530,169
                                                                 --------------
AGENCY OBLIGATIONS -- (4.8%)
Federal Home Loan Bank
      1.375%, 05/28/14...............................     95,000     96,538,335
Federal National Mortgage Association
      4.125%, 04/15/14...............................     90,000     94,237,380
      1.125%, 06/27/14...............................     33,000     33,416,889
                                                                 --------------
TOTAL AGENCY OBLIGATIONS.............................               224,192,604
                                                                 --------------

                                                        FACE
                                                       AMOUNT^       VALUE+
                                                      ---------- --------------
                                                        (000)
COMMERCIAL PAPER -- (3.5%)
Coca-Cola Co. (The)
      0.210%, 02/20/13............................... $   19,500 $   19,498,571
      0.250%, 05/13/13...............................     20,000     19,992,180
Standard Chartered Bank
      0.250%, 02/12/13...............................     25,000     24,998,284
      0.250%, 03/11/13...............................     52,000     51,987,630
Toyota Motor Credit Corp.
      0.502%, 03/05/13...............................     15,000     14,997,953
      0.260%, 05/13/13...............................     30,000     29,985,039
                                                                 --------------
TOTAL COMMERCIAL PAPER...............................               161,459,657
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT        VALUE+
                                                      ---------- --------------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (0.9%)
  (S)@   DFA Short Term Investment Fund..............  3,630,078     42,000,000
   @ Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $95,472) to be
     repurchased at $93,600.......................... $       94         93,600
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................                42,093,600
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,569,437,946)^^............................            $4,629,276,030
                                                                 ==============

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Bonds
    Australia..................   --    $  117,803,987    --    $  117,803,987
    Austria....................   --       174,793,912    --       174,793,912
    Belgium....................   --       136,343,603    --       136,343,603
    Canada.....................   --       955,392,309    --       955,392,309
    Denmark....................   --       177,586,261    --       177,586,261
    Finland....................   --        16,071,792    --        16,071,792
    France.....................   --       375,418,261    --       375,418,261
    Germany....................   --       299,137,318    --       299,137,318
    Japan......................   --        32,473,503    --        32,473,503
    Netherlands................   --       448,023,447    --       448,023,447
    New Zealand................   --         4,487,996    --         4,487,996
    Norway.....................   --        59,568,588    --        59,568,588
    Supranational Organization
      Obligations..............   --       507,596,381    --       507,596,381
    Sweden.....................   --       352,231,838    --       352,231,838
    United Kingdom.............   --        98,141,884    --        98,141,884
    United States..............   --       446,459,089    --       446,459,089
 Agency Obligations............   --       224,192,604    --       224,192,604
 Commercial Paper..............   --       161,459,657    --       161,459,657
 Securities Lending Collateral.   --        42,093,600    --        42,093,600
 Forward Currency Contracts**..   --       (40,960,600)   --       (40,960,600)
                                        --------------          --------------
 TOTAL.........................   --    $4,588,315,430    --    $4,588,315,430
                                        ==============          ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

             DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
BONDS -- (93.5%)
AUSTRALIA -- (7.6%)
Commonwealth Bank of Australia
(u)   1.900%, 09/18/17.................................... 10,000  $10,158,970
National Australia Bank, Ltd.
      5.750%, 06/24/13....................................  9,900   10,396,982
Queensland Treasury Corp.
      6.000%, 08/14/13.................................... 10,000   10,602,632
Rio Tinto Finance USA, Ltd.
(u)   2.500%, 05/20/16....................................  2,525    2,638,617
Toyota Finance Australia, Ltd.
(z)   3.980%, 01/23/14....................................  9,000    7,573,307
Westpac Banking Corp.
      6.250%, 04/19/13....................................  4,000    4,195,783
      6.375%, 12/10/13.................................... 10,000   10,682,406
(u)   2.000%, 08/14/17.................................... 10,425   10,669,696
                                                                   -----------
TOTAL AUSTRALIA...........................................          66,918,393
                                                                   -----------
AUSTRIA -- (2.8%)
Republic of Austria
      4.300%, 09/15/17.................................... 16,000   25,009,958
                                                                   -----------
CANADA -- (8.2%)
Bank of Nova Scotia
      5.040%, 04/08/13.................................... 22,000   22,202,045
British Columbia, Province of Canada
      5.500%, 04/24/13....................................  4,500    4,552,787
Brookfield Asset Management, Inc.
(u)   5.800%, 04/25/17....................................  4,150    4,657,815
Export Development Canada
(n)   3.000%, 03/14/13.................................... 45,000    8,254,682
GE Capital Canada Funding Co.
      5.150%, 06/06/13....................................  6,500    6,600,426
Ontario, Province of Canada
(n)   3.000%, 05/14/13.................................... 57,480   10,551,482
Toronto-Dominion Bank (The)
      4.854%, 02/13/13.................................... 11,000   11,035,292
TransAlta Corp.
(u)   4.750%, 01/15/15....................................  4,000    4,235,496
                                                                   -----------
TOTAL CANADA..............................................          72,090,025
                                                                   -----------
DENMARK -- (2.2%)
FIH Erhvervsbank A.S.
(e)   2.125%, 03/21/13....................................  5,000    6,804,573

                                                            FACE
                                                           AMOUNT^   VALUE+
                                                           ------- -----------
                                                            (000)
DENMARK -- (Continued)
Kingdom of Denmark
      4.000%, 11/15/17.................................... 60,000  $12,597,958
                                                                   -----------
TOTAL DENMARK.............................................          19,402,531
                                                                   -----------
FINLAND -- (4.4%)
Finnish Government
      3.875%, 09/15/17.................................... 15,000   23,139,499
Municipality Finance P.L.C.
(n)   2.750%, 09/16/13....................................  6,500    1,194,324
(s)   2.000%, 05/28/14.................................... 90,000   14,250,572
                                                                   -----------
TOTAL FINLAND.............................................          38,584,395
                                                                   -----------
FRANCE -- (3.2%)
BNP Paribas SA
(u)   2.375%, 09/14/17....................................  4,000    4,065,328
France, Government of
      4.250%, 10/25/17.................................... 13,000   20,224,850
Societe Generale SA
(u)   2.750%, 10/12/17....................................  4,000    4,088,048
                                                                   -----------
TOTAL FRANCE..............................................          28,378,226
                                                                   -----------
GERMANY -- (4.4%)
Deutsche Bank AG
(u)   6.000%, 09/01/17....................................  4,000    4,772,556
Kreditanstalt fur Wiederaufbau
(t)   4.500%, 03/26/13....................................  1,400    1,462,543
(z)   5.125%, 07/22/13....................................  7,000    5,927,987
(z)   3.750%, 08/16/17.................................... 10,000    8,395,367
Land Nordrhein-Westfalen
(n)   3.250%, 05/28/14....................................  3,670      682,137
Landwirtschaftliche Rentenbank
(n)   4.820%, 03/11/13.................................... 37,000    6,793,312
NRW.Bank
(n)   3.500%, 05/21/13.................................... 56,000   10,293,815
                                                                   -----------
TOTAL GERMANY.............................................          38,327,717
                                                                   -----------
JAPAN -- (0.7%)
Nomura Holdings, Inc.
(u)   5.000%, 03/04/15....................................  5,770    6,155,090
                                                                   -----------
NETHERLANDS -- (7.2%)
Bank Nederlandse Gemeenten NV
(t)   5.500%, 06/03/13....................................  5,158    5,412,259

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 NETHERLANDS -- (Continued)
 (n)   4.250%, 10/02/13....................................  26,500 $ 4,919,015
 (t)   6.250%, 11/12/13....................................   3,000   3,196,432
 (n)   3.750%, 11/25/13....................................  25,000   4,629,409
 (t)   5.375%, 12/16/13....................................   7,500   7,950,019
 Netherlands Government
       4.500%, 07/15/17....................................  10,000  15,720,512
 Rabobank Nederland NV
 (z)   5.125%, 03/12/13....................................   2,000   1,680,648
 (n)   4.000%, 05/29/13....................................  46,590   8,565,110
 (z)   5.500%, 12/16/13....................................   7,000   5,971,505
 (z)   6.250%, 07/10/14....................................   6,000   5,203,548
                                                                    -----------
 TOTAL NETHERLANDS.........................................          63,248,457
                                                                    -----------
 NEW ZEALAND -- (2.8%)
 New Zealand Government
       6.500%, 04/15/13....................................  29,000  24,531,767
                                                                    -----------
 NORWAY -- (3.3%)
 Kommunalbanken AS
       3.000%, 03/26/13....................................  15,000   2,748,897
       3.500%, 02/24/14....................................   7,000   1,300,719
 Norway Government
       6.500%, 05/15/13....................................  75,000  13,901,243
 Statoil ASA
 (u)   3.125%, 08/17/17....................................  10,000  10,781,620
                                                                    -----------
 TOTAL NORWAY..............................................          28,732,479
                                                                    -----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (9.0%)
 Asian Development Bank
 (t)   0.500%, 03/27/13....................................   4,000   4,155,723
 Eurofima
 (t)   6.000%, 01/28/14....................................  12,000  12,842,663
 European Financial Stability Facility
 (e)   1.625%, 09/15/17....................................  18,000  24,836,182
 European Investment Bank
 (z)   6.500%, 09/10/14....................................   3,000   2,640,115
 (n)   4.250%, 05/19/17....................................  60,000  11,588,175
 Inter-American Development Bank
 (z)   0.500%, 02/13/13....................................  16,000  13,420,301
 (t)   1.000%, 03/18/13....................................   3,800   3,953,512
 International Bank for Reconstruction & Development
 (s)   2.250%, 11/08/13....................................  20,800   3,296,737

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
 Nordic Investment Bank
 (z)   5.250%, 02/26/14....................................   2,542 $ 2,180,462
                                                                    -----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          78,913,870
                                                                    -----------
 SWEDEN -- (2.5%)
 Kommuninvest I Sverige AB
 (t)   4.900%, 02/26/13....................................  10,500  10,958,132
 (z)   3.600%, 05/21/14....................................   5,000   4,199,530
 Svensk Exportkredit AB
 (n)   3.000%, 06/10/13....................................  10,000   1,834,740
 (z)   7.625%, 06/30/14....................................   5,575   4,936,680
                                                                    -----------
 TOTAL SWEDEN..............................................          21,929,082
                                                                    -----------
 SWITZERLAND -- (0.5%)
 UBS AG
 (u)   5.875%, 12/20/17....................................   4,000   4,748,768
                                                                    -----------
 UNITED KINGDOM -- (5.1%)
 Barclays Bank P.L.C.
 (u)   5.000%, 09/22/16....................................   6,000   6,742,848
 Lloyds TSB Bank P.L.C.
 (u)   4.200%, 03/28/17....................................   4,000   4,413,604
 Rio Tinto Finance USA P.L.C.
 (u)   1.625%, 08/21/17....................................   2,628   2,634,079
 Royal Bank of Scotland Group P.L.C.
 (u)   2.550%, 09/18/15....................................   4,000   4,124,144
 United Kingdom Gilt
       1.000%, 09/07/17....................................  16,700  26,499,591
                                                                    -----------
 TOTAL UNITED KINGDOM......................................          44,414,266
                                                                    -----------
 UNITED STATES -- (29.6%)
 Actavis, Inc.
       1.875%, 10/01/17.................................... $ 4,000   4,014,732
 AFLAC, Inc.
       2.650%, 02/15/17....................................   4,000   4,185,208
 Agilent Technologies, Inc.
       6.500%, 11/01/17....................................   3,580   4,293,655
 Alcoa, Inc.
       5.550%, 02/01/17....................................   2,000   2,181,578
 American Express Co.
       6.150%, 08/28/17....................................   5,000   5,958,135

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
UNITED STATES -- (Continued)
American International Group, Inc.
      5.850%, 01/16/18..................................... $ 4,000 $ 4,674,236
Anadarko Petroleum Corp.
      5.950%, 09/15/16.....................................   4,000   4,587,748
Autodesk, Inc.
      1.950%, 12/15/17.....................................   4,000   3,944,624
Bank of America Corp.
      6.000%, 09/01/17.....................................   4,000   4,636,500
Berkshire Hathaway Finance Corp.
      1.600%, 05/15/17.....................................  10,000  10,102,680
Buckeye Partners LP
      6.050%, 01/15/18.....................................   1,880   2,131,283
Capital One Financial Corp.
      6.750%, 09/15/17.....................................   4,000   4,844,236
Cigna Corp.
      5.375%, 03/15/17.....................................   1,190   1,357,222
Citigroup, Inc.
      6.000%, 08/15/17.....................................   4,000   4,668,152
Comerica, Inc.
      3.000%, 09/16/15.....................................   1,000   1,053,778
Computer Sciences Corp.
      2.500%, 09/15/15.....................................   4,000   4,111,360
DIRECTV Holdings & Financing Co., Inc.
      2.400%, 03/15/17.....................................   4,000   4,081,564
Eastman Chemical Co.
      2.400%, 06/01/17.....................................   4,000   4,122,580
Enbridge Energy Partners LP
      5.875%, 12/15/16.....................................   2,000   2,312,022
Energy Transfer Partners LP
      5.950%, 02/01/15.....................................   2,604   2,835,592
Enterprise Products Operating LLC
      6.300%, 09/15/17.....................................   4,000   4,816,184
Exelon Generation Co. LLC
      6.200%, 10/01/17.....................................   4,000   4,692,196
Express Scripts Holding Co.
      3.125%, 05/15/16.....................................   6,600   6,962,545
Fifth Third Bancorp
      3.625%, 01/25/16.....................................   2,100   2,239,102
FMC Technologies, Inc.
      2.000%, 10/01/17.....................................   5,000   5,003,920
Freeport-McMoRan Copper & Gold, Inc.
      2.150%, 03/01/17.....................................   4,000   4,029,268
Goldman Sachs Group, Inc. (The)
      6.250%, 09/01/17.....................................   4,000   4,681,544

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
UNITED STATES -- (Continued)
Hartford Financial Services Group, Inc.
      4.000%, 10/15/17..................................... $ 5,142 $ 5,573,583
Hewlett-Packard Co.
      2.600%, 09/15/17.....................................   4,000   3,917,644
Hospira, Inc.
      6.050%, 03/30/17.....................................   5,000   5,767,985
Intuit, Inc.
      5.750%, 03/15/17.....................................   2,000   2,290,962
JPMorgan Chase & Co.
      3.150%, 07/05/16.....................................   4,000   4,232,160
Kinder Morgan Energy Partners LP
      6.000%, 02/01/17.....................................   4,000   4,625,128
Kohl's Corp.
      6.250%, 12/15/17.....................................   4,000   4,644,260
Kroger Co. (The)
      2.200%, 01/15/17.....................................   2,795   2,873,771
Laboratory Corp. of America Holdings
      2.200%, 08/23/17.....................................   4,500   4,554,234
Lorillard Tobacco Co.
      2.300%, 08/21/17.....................................   4,000   4,032,404
MetLife, Inc.
      6.750%, 06/01/16.....................................   5,000   5,894,920
Mondelez International, Inc.
      6.500%, 08/11/17.....................................   4,000   4,838,696
Morgan Stanley
      6.250%, 08/28/17.....................................   4,000   4,605,524
Murphy Oil Corp.
      2.500%, 12/01/17.....................................   5,860   5,883,241
NetApp, Inc.
      2.000%, 12/15/17.....................................   5,000   4,985,675
ONEOK Partners LP
      2.000%, 10/01/17.....................................   1,620   1,632,795
Panhandle Eastern Pipeline Co. LP
      6.200%, 11/01/17.....................................   1,725   2,045,624
Pioneer Natural Resources Co.
      6.650%, 03/15/17.....................................   4,000   4,688,660
Plains All American Pipeline LP
      6.125%, 01/15/17.....................................   5,000   5,844,330
PPL Energy Supply LLC
      6.200%, 05/15/16.....................................   4,000   4,563,948
Prudential Financial, Inc.
      6.100%, 06/15/17.....................................   1,000   1,174,408
Quest Diagnostics, Inc.
      3.200%, 04/01/16.....................................   4,000   4,214,592

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
UNITED STATES -- (Continued)
Qwest Corp.
      6.500%, 06/01/17.................................... $ 4,000 $  4,649,332
Reinsurance Group of America, Inc.
      5.625%, 03/15/17....................................   1,000    1,131,288
Reynolds American, Inc.
      7.625%, 06/01/16....................................   1,947    2,324,724
Safeway, Inc.
      3.400%, 12/01/16....................................   4,000    4,175,856
SunTrust Banks, Inc.
      3.500%, 01/20/17....................................   4,000    4,272,572
Symantec Corp.
      2.750%, 06/15/17....................................   4,000    4,112,108
Tech Data Corp.
      3.750%, 09/21/17....................................   4,500    4,671,940
Textron, Inc.
      6.200%, 03/15/15....................................   4,000    4,372,496
Wachovia Corp.
      5.750%, 06/15/17....................................   4,000    4,696,116
Walgreen Co.
      1.800%, 09/15/17....................................   1,500    1,503,828
Weatherford International, Inc.
      6.350%, 06/15/17....................................   4,000    4,608,804
WellPoint, Inc.
      5.875%, 06/15/17....................................   4,000    4,706,008
Western Union Co. (The)
      5.930%, 10/01/16....................................   3,000    3,323,550
Xerox Corp.
      2.950%, 03/15/17....................................   5,575    5,658,803
                                                                   ------------
TOTAL UNITED STATES.......................................          259,613,613
                                                                   ------------
TOTAL BONDS...............................................          820,998,637
                                                                   ------------
AGENCY OBLIGATIONS -- (6.5%)
Federal Home Loan Mortgage Corporation
      1.000%, 09/29/17....................................  46,500   46,721,944
Federal National Mortgage Association
      0.875%, 10/26/17....................................  10,000    9,981,600
                                                                   ------------
TOTAL AGENCY OBLIGATIONS..................................           56,703,544
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $867,543,938)^^....................................         $877,702,181
                                                                   ============

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------
                                    LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                    ------- ------------  ------- ------------
Bonds
   Australia.......................   --    $ 66,918,393    --    $ 66,918,393
   Austria.........................   --      25,009,958    --      25,009,958
   Canada..........................   --      72,090,025    --      72,090,025
   Denmark.........................   --      19,402,531    --      19,402,531
   Finland.........................   --      38,584,395    --      38,584,395
   France..........................   --      28,378,226    --      28,378,226
   Germany.........................   --      38,327,717    --      38,327,717
   Japan...........................   --       6,155,090    --       6,155,090
   Netherlands.....................   --      63,248,457    --      63,248,457
   New Zealand.....................   --      24,531,767    --      24,531,767
   Norway..........................   --      28,732,479    --      28,732,479
   Supranational Organization
     Obligations...................   --      78,913,870    --      78,913,870
   Sweden..........................   --      21,929,082    --      21,929,082
   Switzerland.....................   --       4,748,768    --       4,748,768
   United Kingdom..................   --      44,414,266    --      44,414,266
   United States...................   --     259,613,613    --     259,613,613
Agency Obligations.................   --      56,703,544    --      56,703,544
Forward Currency Contracts**.......   --      (3,724,853)   --      (3,724,853)
                                      --    ------------    --    ------------
TOTAL..............................   --    $873,977,328    --    $873,977,328
                                      ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                      DFA SHORT-TERM GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                         FACE
                                                        AMOUNT       VALUE+
                                                      ---------- --------------
                                                        (000)
 AGENCY OBLIGATIONS -- (99.4%)
 Federal Farm Credit Bank
     1.125%, 02/27/14................................ $    4,000 $    4,039,964
     2.625%, 04/17/14................................     43,500     44,768,242
     1.625%, 11/19/14................................     51,000     52,240,065
     4.875%, 12/16/15................................     12,000     13,491,360
     4.875%, 01/17/17................................     12,000     13,956,576
 Federal Home Loan Bank
     1.875%, 06/21/13................................     21,000     21,142,422
     5.125%, 08/14/13................................     38,000     39,019,768
     4.500%, 09/16/13................................    147,500    151,478,222
     3.625%, 10/18/13................................     26,000     26,634,894
     0.375%, 11/27/13................................     20,000     20,032,020
     0.875%, 12/27/13................................      4,000      4,025,140
     0.875%, 12/12/14................................      2,900      2,931,326
     2.750%, 03/13/15................................     77,700     81,660,913
     2.875%, 06/12/15................................     70,020     74,168,055
     1.750%, 09/11/15................................     45,165     46,759,505
     1.375%, 12/11/15................................     30,185     31,017,442
     1.625%, 12/11/15................................     21,500     22,202,061
     5.000%, 12/21/15................................     39,385     44,535,376
     3.125%, 03/11/16................................     98,890    106,945,481
     5.375%, 05/18/16................................     93,000    107,858,238
     2.125%, 06/10/16................................    108,000    113,694,732
     5.125%, 10/19/16................................     27,345     31,810,220
     1.625%, 12/09/16................................     19,000     19,694,412
     4.750%, 12/16/16................................    102,500    119,144,975
     4.875%, 05/17/17................................      8,000      9,355,200
     1.000%, 06/21/17................................    146,210    147,054,070
     0.750%, 09/08/17................................     78,000     77,465,076
     5.000%, 11/17/17................................    102,740    122,275,292
 Tennessee Valley Authority
     4.750%, 08/01/13................................     20,000     20,443,140
     4.375%, 06/15/15................................     20,580     22,505,527
     5.500%, 07/18/17................................      3,362      4,054,794
                                                                 --------------
 TOTAL AGENCY OBLIGATIONS............................             1,596,404,508
                                                                 --------------
                                                        SHARES
                                                      ----------
 TEMPORARY CASH INVESTMENTS -- (0.6%)
     BlackRock Liquidity Funds FedFund Portfolio.....  9,546,727      9,546,727
                                                                 --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,589,160,665)^^...........................            $1,605,951,235
                                                                 ==============

DFA SHORT-TERM GOVERNMENT PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Agency Obligations............         -- $1,596,404,508   --    $1,596,404,508
Temporary Cash Investments.... $9,546,727             --   --         9,546,727
                               ---------- --------------   --    --------------
TOTAL......................... $9,546,727 $1,596,404,508   --    $1,605,951,235
                               ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                  DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
BONDS -- (90.1%)
AUSTRALIA -- (4.5%)
Australia & New Zealand Banking Group, Ltd.
(u)   1.875%, 10/06/17....................................  11,500 $ 11,682,183
Commonwealth Bank of Australia
(u)   1.900%, 09/18/17....................................  52,130   52,958,711
National Australia Bank, Ltd.
(g)   5.375%, 12/08/14....................................  44,115   75,416,439
(u)   2.750%, 03/09/17....................................  60,000   63,012,000
Westpac Banking Corp.
(u)   3.000%, 08/04/15....................................  34,135   35,935,894
(u)   3.000%, 12/09/15....................................  15,000   15,878,205
(u)   2.000%, 08/14/17....................................  38,500   39,403,672
(u)   1.600%, 01/12/18....................................  15,000   14,970,195
                                                                   ------------
TOTAL AUSTRALIA...........................................          309,257,299
                                                                   ------------
AUSTRIA -- (3.8%)
Oesterreichische Kontrollbank AG
(u)   2.000%, 06/03/16....................................  63,934   66,408,246
Republic of Austria
      3.200%, 02/20/17....................................  18,000   26,767,940
      4.300%, 09/15/17.................................... 107,000  167,254,094
                                                                   ------------
TOTAL AUSTRIA.............................................          260,430,280
                                                                   ------------
BELGIUM -- (2.3%)
Belgium Kingdom
      5.500%, 09/28/17....................................  96,000  156,003,096
                                                                   ------------
CANADA -- (11.8%)
Bank of Nova Scotia
(u)   2.050%, 10/07/15....................................  20,600   21,257,202
(u)   2.900%, 03/29/16....................................  68,605   72,737,628
(u)   2.550%, 01/12/17....................................  36,400   38,065,919
British Columbia, Province of Canada
(u)   1.200%, 04/25/17....................................  97,000   96,635,571
Manitoba, Province of Canada
(u)   1.300%, 04/03/17....................................  38,000   38,729,600
Ontario, Province of Canada
(u)   1.600%, 09/21/16....................................  74,000   76,209,936
(u)   4.950%, 11/28/16....................................  20,000   23,096,000
(u)   1.100%, 10/25/17....................................  69,000   68,703,300
Royal Bank of Canada
(u)   2.625%, 12/15/15....................................  25,300   26,581,268
(u)   2.875%, 04/19/16....................................  56,700   59,700,564
(u)   2.300%, 07/20/16....................................  66,040   68,781,320

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
CANADA -- (Continued)
(u)   1.500%, 01/16/18....................................  38,775 $ 38,715,984
Toronto-Dominion Bank (The)
(u)   2.500%, 07/14/16....................................  10,000   10,463,220
(u)   2.375%, 10/19/16.................................... 157,484  164,496,605
Total Capital Canada, Ltd.
(u)   1.450%, 01/15/18....................................  11,000   11,015,180
                                                                   ------------
TOTAL CANADA..............................................          815,189,297
                                                                   ------------
DENMARK -- (2.8%)
Kingdom of Denmark
      4.000%, 11/15/17.................................... 924,000  194,008,554
                                                                   ------------
FINLAND -- (5.1%)
Finnish Government
      1.875%, 04/15/17....................................  72,500  102,942,046
      3.875%, 09/15/17....................................  55,000   84,844,832
Municipality Finance P.L.C.
(u)   2.375%, 05/16/16....................................  89,200   93,413,986
(u)   1.625%, 04/25/17....................................  71,000   72,585,714
                                                                   ------------
TOTAL FINLAND.............................................          353,786,578
                                                                   ------------
FRANCE -- (7.6%)
Agence Francaise de Developpement SA
(u)   2.500%, 07/15/15....................................  10,700   11,123,506
Caisse d'Amortissement de la Dette Sociale SA
(g)   2.250%, 12/07/15....................................  44,000   72,171,690
(u)   5.250%, 11/02/16....................................  15,000   17,223,000
(u)   2.125%, 04/12/17....................................  52,300   54,193,260
France, Government of
      3.750%, 04/25/17....................................  19,000   28,818,993
      4.250%, 10/25/17....................................  98,500  153,242,135
Total Capital International SA
(u)   1.500%, 02/17/17....................................  16,368   16,552,991
(u)   1.550%, 06/28/17....................................  61,500   61,939,048
Total Capital SA
(u)   3.125%, 10/02/15....................................  16,835   17,880,723
(u)   2.300%, 03/15/16....................................   9,697   10,084,686
UNEDIC
      2.125%, 04/26/17....................................  55,000   77,965,594
                                                                   ------------
TOTAL FRANCE..............................................          521,195,626
                                                                   ------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
GERMANY -- (6.8%)
Bundesobligation
      0.500%, 10/13/17.................................... 80,000  $107,738,055
Kreditanstalt fur Wiederaufbau
(g)   3.750%, 09/07/16.................................... 18,000    31,336,659
      1.375%, 02/21/17.................................... 74,000   102,724,849
      4.125%, 07/04/17.................................... 23,000    35,576,939
      0.875%, 10/13/17.................................... 17,000    23,010,211
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)   2.250%, 07/15/16.................................... 34,000    35,462,000
(u)   1.625%, 04/25/17.................................... 56,000    57,153,600
Landwirtschaftliche Rentenbank
(u)   2.125%, 07/15/16....................................  7,200     7,538,400
(u)   5.000%, 11/08/16.................................... 13,000    15,022,800
(g)   3.250%, 12/07/16.................................... 22,000    37,957,409
(u)   2.375%, 09/13/17.................................... 15,000    15,909,000
                                                                   ------------
TOTAL GERMANY.............................................          469,429,922
                                                                   ------------
JAPAN -- (2.1%)
Development Bank of Japan, Inc.
(u)   5.125%, 02/01/17.................................... 26,800    30,996,880
(u)   5.125%, 02/01/17.................................... 12,100    13,994,860
Japan Finance Corp.
(u)   2.250%, 07/13/16.................................... 74,100    77,933,564
(u)   1.125%, 07/19/17.................................... 21,400    21,456,646
                                                                   ------------
TOTAL JAPAN...............................................          144,381,950
                                                                   ------------
NETHERLANDS -- (9.1%)
Bank Nederlandse Gemeenten NV
(g)   5.250%, 02/26/16....................................  6,928    12,340,353
(u)   5.250%, 01/31/17.................................... 30,200    34,980,056
(u)   1.375%, 09/27/17.................................... 96,800    97,107,824
Nederlandse Waterschapsbank NV
(u)   2.125%, 06/16/16.................................... 90,000    93,312,000
      3.000%, 07/12/16.................................... 10,000    14,518,948
(g)   2.125%, 09/07/16.................................... 10,802    17,691,081
      4.125%, 01/23/17....................................  4,000     6,080,028
(u)   2.125%, 02/09/17.................................... 51,700    53,397,621
Netherlands Government
      4.500%, 07/15/17.................................... 65,000   102,183,329
Rabobank Nederland NV
(g)   4.000%, 09/10/15.................................... 38,500    65,072,298

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
NETHERLANDS -- (Continued)
      4.375%, 05/05/16....................................   5,000 $  7,424,066
(u)   3.375%, 01/19/17....................................  77,000   82,671,666
      4.750%, 01/15/18....................................  20,000   31,007,997
Shell International Finance BV
(u)   5.200%, 03/22/17....................................   3,000    3,485,523
(u)   1.125%, 08/21/17....................................  10,000    9,977,300
                                                                   ------------
TOTAL NETHERLANDS.........................................          631,250,090
                                                                   ------------
NORWAY -- (2.5%)
Kommunalbanken AS
(u)   1.375%, 06/08/17....................................  50,000   50,710,000
(u)   1.000%, 09/26/17.................................... 108,000  107,308,800
Statoil ASA
(u)   3.125%, 08/17/17....................................  12,070   13,013,415
                                                                   ------------
TOTAL NORWAY..............................................          171,032,215
                                                                   ------------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (8.5%)
African Development Bank
(u)   1.125%, 03/15/17....................................  82,000   83,213,600
Council of Europe Development Bank
(u)   1.250%, 09/22/16....................................  94,000   95,381,800
(u)   1.500%, 02/22/17....................................  17,000   17,377,400
(u)   1.500%, 06/19/17....................................  60,000   61,176,000
Eurofima
(u)   5.250%, 04/07/16....................................  29,800   33,772,161
European Financial Stability Facility
(e)   2.000%, 05/15/17....................................   5,000    7,018,425
(e)   1.625%, 09/15/17....................................  35,000   48,292,577
European Investment Bank
(g)   4.875%, 09/07/16....................................  15,600   28,096,437
(g)   3.250%, 12/07/16....................................  41,000   70,339,094
(e)   3.125%, 03/03/17....................................  29,000   42,866,244
(u)   1.125%, 09/15/17....................................   6,000    6,013,800
(e)   4.750%, 10/15/17....................................  22,000   34,907,738
European Union
(e)   2.750%, 06/03/16....................................  38,000   55,065,405
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS..............          583,520,681
                                                                   ------------
SWEDEN -- (4.5%)
Kommuninvest I Sverige AB
(u)   1.625%, 02/13/17....................................  71,600   73,490,240

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                         FACE
                                                        AMOUNT^      VALUE+
                                                        -------- --------------
                                                         (000)
SWEDEN -- (Continued)
(u)   1.000%, 10/24/17.................................   54,300 $   53,935,321
Svensk Exportkredit AB
(u)   5.125%, 03/01/17.................................   70,312     81,674,419
(u)   1.750%, 05/30/17.................................   94,955     97,604,245
Svenska Handelsbanken AB
(u)   2.875%, 04/04/17.................................    3,160      3,334,454
                                                                 --------------
TOTAL SWEDEN...........................................             310,038,679
                                                                 --------------
UNITED KINGDOM -- (4.7%)
Barclays Bank P.L.C.
      1.500%, 04/04/17.................................   38,000     61,467,062
Lloyds TSB Bank P.L.C.
      1.500%, 05/02/17.................................   40,500     65,501,955
United Kingdom Gilt
      1.000%, 09/07/17.................................  125,000    198,350,232
                                                                 --------------
TOTAL UNITED KINGDOM...................................             325,319,249
                                                                 --------------
UNITED STATES -- (14.0%)
3M Co.
      1.375%, 09/29/16................................. $ 75,421     76,775,259
      1.000%, 06/26/17.................................   59,405     59,247,220
Bank of New York Mellon Corp. (The)
      2.500%, 01/15/16.................................   16,017     16,781,940
      2.300%, 07/28/16.................................   23,235     24,197,487
Berkshire Hathaway Finance Corp.
      1.600%, 05/15/17.................................   28,700     28,994,692
Berkshire Hathaway, Inc.
      2.200%, 08/15/16.................................   73,200     76,408,502
      1.900%, 01/31/17.................................   41,300     42,256,302
Chevron Corp.
      1.104%, 12/05/17.................................   85,704     85,671,518
Colgate-Palmolive Co.
      1.300%, 01/15/17.................................    7,000      7,085,904
General Electric Capital Corp.
      2.250%, 11/09/15.................................   22,000     22,746,922
      2.950%, 05/09/16.................................    9,000      9,506,871
      2.900%, 01/09/17.................................    3,000      3,159,366
      2.300%, 04/27/17.................................   18,300     18,850,263
      5.625%, 09/15/17.................................   70,500     82,577,355
      1.600%, 11/20/17.................................   10,000      9,976,060
General Electric Co.
      5.250%, 12/06/17.................................   13,389     15,652,906
Google, Inc.
      2.125%, 05/19/16.................................   44,025     45,981,867

                                                         FACE
                                                        AMOUNT       VALUE+
                                                        -------- --------------
                                                         (000)
UNITED STATES -- (Continued)
International Business Machines Corp.
      5.700%, 09/14/17................................. $ 26,610 $   31,906,880
Johnson & Johnson
      2.150%, 05/15/16.................................   78,000     81,777,618
Procter & Gamble Co. (The)
      1.450%, 08/15/16.................................   17,180     17,535,076
Toyota Motor Credit Corp.
      2.800%, 01/11/16.................................  103,000    108,456,116
      2.000%, 09/15/16.................................   19,800     20,526,185
      2.050%, 01/12/17.................................    3,000      3,090,486
      1.750%, 05/22/17.................................    9,141      9,323,098
      1.250%, 10/05/17.................................   14,567     14,499,948
      1.375%, 01/10/18.................................   40,000     40,005,600
Wal-Mart Stores, Inc.
      5.375%, 04/05/17.................................    9,000     10,569,834
                                                                 --------------
TOTAL UNITED STATES....................................             963,561,275
                                                                 --------------
TOTAL BONDS............................................           6,208,404,791
                                                                 --------------
AGENCY OBLIGATIONS -- (5.9%)
Federal Home Loan Bank
      1.000%, 06/21/17.................................   40,000     40,230,920
Federal Home Loan Mortgage Corporation
      1.000%, 03/08/17.................................   49,000     49,371,518
      1.250%, 05/12/17.................................   54,300     55,255,028
      1.000%, 06/29/17.................................   70,000     70,484,680
      1.000%, 09/29/17.................................    4,000      4,019,092
Federal National Mortgage Association
      5.000%, 02/13/17.................................   62,000     72,406,018
      1.125%, 04/27/17.................................  100,000    101,267,700
      5.000%, 05/11/17.................................   10,000     11,741,220
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................             404,776,176
                                                                 --------------

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
CONTINUED


                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (4.0%)
(S)@ DFA Short Term Investment Fund.................  23,681,936 $  274,000,000
   @ Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.17%, 02/01/13
     (Collateralized by FNMA 3.500%, 11/01/42,
     valued at $638,163) to be repurchased at
     $625,653....................................... $       626        625,650
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                274,625,650
                                                                 --------------

                                                                     VALUE+
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,742,796,806)^^                                        $6,887,806,617
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
 Bonds
    Australia..................   --    $  309,257,299    --    $  309,257,299
    Austria....................   --       260,430,280    --       260,430,280
    Belgium....................   --       156,003,096    --       156,003,096
    Canada.....................   --       815,189,297    --       815,189,297
    Denmark....................   --       194,008,554    --       194,008,554
    Finland....................   --       353,786,578    --       353,786,578
    France.....................   --       521,195,626    --       521,195,626
    Germany....................   --       469,429,922    --       469,429,922
    Japan......................   --       144,381,950    --       144,381,950
    Netherlands................   --       631,250,090    --       631,250,090
    Norway.....................   --       171,032,215    --       171,032,215
    Supranational Organization
      Obligations..............   --       583,520,681    --       583,520,681
    Sweden.....................   --       310,038,679    --       310,038,679
    United Kingdom.............   --       325,319,249    --       325,319,249
    United States..............   --       963,561,275    --       963,561,275
 Agency Obligations............   --       404,776,176    --       404,776,176
 Securities Lending Collateral.   --       274,625,650    --       274,625,650
 Forward Currency Contracts**..   --       (24,997,810)   --       (24,997,810)
                                  --    --------------    --    --------------
 TOTAL.........................   --    $6,862,808,807    --    $6,862,808,807
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

              DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                          --------- -----------
                                                            (000)
BONDS -- (98.8%)
AUSTRIA -- (3.8%)
Republic of Austria
      4.650%, 01/15/18...................................     1,992 $ 3,172,638
      3.400%, 11/22/22...................................     2,000   3,052,327
                                                                    -----------
TOTAL AUSTRIA............................................             6,224,965
                                                                    -----------
BELGIUM -- (1.0%)
Belgium Kingdom
      4.000%, 03/28/22...................................     1,000   1,557,387
                                                                    -----------
CANADA -- (7.4%)
British Columbia, Province of Canada
      2.700%, 12/18/22...................................     6,100   6,055,782
Ontario, Province of Canada
      3.150%, 06/02/22...................................     5,900   6,044,809
                                                                    -----------
TOTAL CANADA.............................................            12,100,591
                                                                    -----------
DENMARK -- (4.0%)
Kingdom of Denmark
      4.000%, 11/15/19...................................     8,600   1,862,791
      1.500%, 11/15/23...................................     5,300     937,616
      7.000%, 11/10/24...................................    12,900   3,685,117
                                                                    -----------
TOTAL DENMARK............................................             6,485,524
                                                                    -----------
FINLAND -- (4.0%)
Finnish Government
      4.375%, 07/04/19...................................     2,550   4,126,437
      1.625%, 09/15/22...................................     1,850   2,453,638
                                                                    -----------
TOTAL FINLAND............................................             6,580,075
                                                                    -----------
FRANCE -- (16.1%)
Caisse d'Amortissement de la Dette Sociale SA
      4.125%, 04/25/17...................................       900   1,378,552
      3.375%, 04/25/21...................................     2,600   3,891,813
France, Government of
      4.250%, 10/25/18...................................     3,200   5,052,497
      3.750%, 04/25/21...................................     3,900   6,028,206
      3.000%, 04/25/22...................................     1,700   2,471,070
      6.000%, 10/25/25...................................     2,800   5,219,894
      3.500%, 04/25/26...................................     1,500   2,202,678
                                                                    -----------
TOTAL FRANCE.............................................            26,244,710
                                                                    -----------

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                          --------- -----------
                                                            (000)
GERMANY -- (3.9%)
Kreditanstalt fur Wiederaufbau
      4.375%, 07/04/18...................................     2,010 $ 3,184,571
      3.500%, 07/04/21...................................     2,075   3,208,644
                                                                    -----------
TOTAL GERMANY............................................             6,393,215
                                                                    -----------
JAPAN -- (15.9%)
Japan Government Ten Year Bond
      1.400%, 03/20/20...................................   500,000   5,851,211
      1.200%, 06/20/21................................... 1,070,000  12,310,962
Japan Government Twenty Year Bond
      0.800%, 06/20/23...................................   125,000   1,367,092
      2.100%, 12/20/26...................................   523,000   6,369,213
                                                                    -----------
TOTAL JAPAN..............................................            25,898,478
                                                                    -----------
LUXEMBOURG -- (3.8%)
Luxembourg Government
      3.375%, 05/18/20...................................     4,050   6,198,261
                                                                    -----------
NETHERLANDS -- (4.6%)
Bank Nederlandse Gemeenten NV
(g)   5.375%, 06/07/21...................................       600   1,152,542
Netherlands Government
      4.000%, 07/15/18...................................     4,100   6,414,513
                                                                    -----------
TOTAL NETHERLANDS........................................             7,567,055
                                                                    -----------
NEW ZEALAND -- (3.1%)
New Zealand Government
      5.500%, 04/15/23...................................     5,200   5,020,080
                                                                    -----------
NORWAY -- (2.5%)
Norway Government
      3.750%, 05/25/21...................................    20,400   4,102,256
                                                                    -----------
SINGAPORE -- (3.7%)
Singapore Government
      3.000%, 09/01/24...................................     6,550   5,943,075
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (10.2%)
Council of Europe Development Bank
(e)   3.000%, 07/13/20...................................     3,950   5,804,707

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                          -------- ------------
                                                           (000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (Continued)
European Investment Bank
(g)   5.375%, 06/07/21...................................      880 $  1,713,000
(j)   1.900%, 01/26/26...................................  244,000    2,812,405
European Union
(e)   3.250%, 04/04/18...................................    2,310    3,467,406
(e)   3.000%, 09/04/26...................................    1,975    2,854,846
                                                                   ------------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.............            16,652,364
                                                                   ------------
SWEDEN -- (2.0%)
Sweden Government
      4.250%, 03/12/19...................................   17,600    3,184,158
                                                                   ------------
UNITED KINGDOM -- (12.8%)
Network Rail Infrastructure Finance P.L.C.
      4.625%, 07/21/20...................................      900    1,693,317

                                                           FACE
                                                          AMOUNT^     VALUE+
                                                          -------- ------------
                                                           (000)
UNITED KINGDOM -- (Continued)
      4.750%, 01/22/24...................................      200 $    380,372
United Kingdom Gilt
      4.000%, 03/07/22...................................    5,130    9,526,611
      1.750%, 09/07/22...................................    5,980    9,201,134
                                                                   ------------
TOTAL UNITED KINGDOM.....................................            20,801,434
                                                                   ------------
TOTAL BONDS..............................................           160,953,628
                                                                   ------------
AGENCY OBLIGATIONS -- (1.2%)
Federal Home Loan Bank
      5.750%, 06/12/26................................... $    100      132,700
Federal Home Loan Mortgage Corp.
      2.375%, 01/13/22...................................    1,750    1,798,451
                                                                   ------------
TOTAL AGENCY OBLIGATIONS.................................             1,931,151
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $163,870,866)^^..................................           162,884,779
                                                                   ============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENT IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------
                                         LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                         ------- ------------ ------- ------------
Bonds
   Austria..............................   --    $  6,224,965   --    $  6,224,965
   Belgium..............................   --       1,557,387   --       1,557,387
   Canada...............................   --      12,100,591   --      12,100,591
   Denmark..............................   --       6,485,524   --       6,485,524
   Finland..............................   --       6,580,075   --       6,580,075
   France...............................   --      26,244,710   --      26,244,710
   Germany..............................   --       6,393,215   --       6,393,215
   Japan................................   --      25,898,478   --      25,898,478
   Luxembourg...........................   --       6,198,261   --       6,198,261
   Netherlands..........................   --       7,567,055   --       7,567,055
   New Zealand..........................   --       5,020,080   --       5,020,080
   Norway...............................   --       4,102,256   --       4,102,256
   Singapore............................   --       5,943,075   --       5,943,075
   Supranational Organization
     Obligations........................   --      16,652,364   --      16,652,364
   Sweden...............................   --       3,184,158   --       3,184,158
   United Kingdom.......................   --      20,801,434   --      20,801,434
Agency Obligations......................   --       1,931,151   --       1,931,151
Forward Currency Contracts**............   --         729,003   --         729,003
                                           --    ------------   --    ------------
TOTAL...................................   --    $163,613,782   --    $163,613,782
                                           ==    ============   ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

              DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
AGENCY OBLIGATIONS -- (66.3%)
Federal Farm Credit Bank
   5.580%, 07/03/13....................................... $23,000 $23,527,919
   3.880%, 07/08/13.......................................   7,000   7,113,785
   4.920%, 08/26/13.......................................   4,125   4,236,420
   4.710%, 10/18/13.......................................   7,000   7,226,107
   4.900%, 01/16/14.......................................   5,700   5,957,486
   5.300%, 02/18/14.......................................  12,000  12,641,496
   5.250%, 06/05/14.......................................  14,400  15,368,832
   4.375%, 06/30/14.......................................   3,915   4,148,784
   3.000%, 09/22/14.......................................   7,000   7,317,051
   8.160%, 09/30/14.......................................   3,615   4,087,773
   4.700%, 12/10/14.......................................   4,000   4,315,344
   4.550%, 02/03/15.......................................   4,500   4,881,087
   4.375%, 02/17/15.......................................  14,300  15,481,795
   4.875%, 12/16/15.......................................  15,000  16,864,200
   6.030%, 03/21/16.......................................   4,700   5,508,170
   5.125%, 08/25/16.......................................   8,000   9,282,920
   4.875%, 01/17/17.......................................   9,435  10,973,358
   2.875%, 02/10/17.......................................  32,000  34,536,832
   5.050%, 03/08/17.......................................  10,000  11,639,860
   5.625%, 08/18/17.......................................   4,000   4,842,040
   5.100%, 09/03/19.......................................   9,000  11,087,955
   5.320%, 09/03/19.......................................  21,300  26,159,084
   5.150%, 11/15/19.......................................  11,200  13,834,453
   4.670%, 05/07/20.......................................   5,600   6,773,917
   5.350%, 08/07/20.......................................   6,700   8,471,393
   3.650%, 12/21/20.......................................  44,000  50,266,788
   5.250%, 03/02/21.......................................   6,100   7,602,314
   5.220%, 02/22/22.......................................   5,000   6,244,860
   5.210%, 12/19/22.......................................  21,200  26,717,724
   5.250%, 03/06/23.......................................   6,000   7,508,304
   5.220%, 05/15/23.......................................  48,100  60,725,240
Federal Home Loan Bank
   5.375%, 06/14/13.......................................  41,400  42,200,138
   4.500%, 09/16/13.......................................  11,000  11,296,681
   6.395%, 06/03/14.......................................   5,200   5,628,017
   5.250%, 06/18/14.......................................  50,300  53,799,874
   6.700%, 06/25/14.......................................  12,500  13,638,388
   5.500%, 08/13/14.......................................  35,500  38,388,458
   2.875%, 06/12/15.......................................  15,000  15,888,615
   2.875%, 09/11/15.......................................  10,000  10,628,850
   1.375%, 12/11/15.......................................  10,000  10,275,780
   4.875%, 03/11/16.......................................  13,600  15,441,848
   5.375%, 05/18/16.......................................  44,000  51,029,704
   2.125%, 06/10/16.......................................  21,500  22,633,674
   5.375%, 09/09/16.......................................   6,000   7,015,974

                                                          FACE
                                                         AMOUNT      VALUE+
                                                        -------- --------------
                                                         (000)
   5.125%, 10/19/16.................................... $ 14,700 $   17,100,392
   4.750%, 12/16/16....................................   58,000     67,418,620
   3.625%, 03/10/17....................................   20,000     22,203,700
   4.875%, 05/17/17....................................   87,500    102,322,500
   5.000%, 11/17/17....................................  117,600    139,960,817
   3.125%, 12/08/17....................................   30,000     33,095,040
   1.750%, 12/14/18....................................    5,000      5,145,575
   1.875%, 03/08/19....................................   24,000     24,823,896
   5.375%, 05/15/19....................................   29,500     36,630,976
   1.625%, 06/14/19....................................   55,810     56,688,617
   5.125%, 08/15/19....................................    5,295      6,499,099
   4.500%, 09/13/19....................................   32,000     38,162,272
   4.125%, 12/13/19....................................   20,000     23,455,160
   4.125%, 03/13/20....................................   71,825     84,227,095
   3.000%, 03/18/20....................................   14,000     15,280,804
   3.375%, 06/12/20....................................   29,000     32,556,792
   4.625%, 09/11/20....................................   25,650     31,020,828
   5.000%, 03/12/21....................................    5,200      6,467,349
   5.625%, 06/11/21....................................   17,180     22,001,979
   2.625%, 12/10/21....................................   37,345     39,457,681
   5.000%, 12/10/21....................................   45,500     56,709,062
   2.500%, 03/11/22....................................   11,000     11,406,252
   5.250%, 06/10/22....................................    7,225      9,129,553
   5.750%, 06/10/22....................................   19,500     25,579,671
   5.375%, 09/30/22....................................   21,600     27,593,136
   4.750%, 03/10/23....................................   49,200     59,731,309
   5.375%, 08/15/24....................................    9,000     11,560,500
   4.375%, 03/13/26....................................   20,100     23,938,979
Tennessee Valley Authority
   4.750%, 08/01/13....................................   12,500     12,776,963
   4.375%, 06/15/15....................................   13,500     14,763,100
   5.500%, 07/18/17....................................   13,500     16,281,891
   6.250%, 12/15/17....................................   46,000     57,425,250
   4.500%, 04/01/18....................................   44,700     52,340,571
   3.875%, 02/15/21....................................   82,806     95,234,849
   1.875%, 08/15/22....................................   47,510     46,169,173
   6.750%, 11/01/25....................................   32,200     46,068,604
                                                                 --------------
TOTAL AGENCY OBLIGATIONS...............................           2,104,437,347
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- (33.1%)
U.S. Treasury Bonds
   11.250%, 02/15/15...................................   25,000     30,556,650
   10.625%, 08/15/15...................................   11,000     13,847,108
   9.875%, 11/15/15....................................   14,800     18,678,059
   9.250%, 02/15/16....................................   16,500     20,882,812
   7.250%, 05/15/16....................................   34,000     41,480,000

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
CONTINUED

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)
   7.500%, 11/15/16................................. $    36,800 $   46,296,130
   9.000%, 11/15/18.................................      21,200     30,721,789
   8.125%, 08/15/19.................................      30,800     44,234,098
   8.750%, 08/15/20.................................      50,400     76,844,275
   8.125%, 05/15/21.................................      60,100     90,694,626
   7.250%, 08/15/22.................................      48,000     70,856,256
   6.250%, 08/15/23.................................      35,000     49,125,790
   7.500%, 11/15/24.................................      41,300     64,266,682
   6.000%, 02/15/26.................................      37,000     52,164,228
   6.750%, 08/15/26.................................      47,500     71,472,680
U.S. Treasury Notes
   4.000%, 02/15/14.................................       8,500      8,835,682
   4.250%, 08/15/14.................................      15,500     16,456,040
   4.250%, 11/15/14.................................         500        535,508
   4.125%, 05/15/15.................................      10,000     10,865,620
   2.625%, 02/29/16.................................      22,400     23,898,000
   3.250%, 05/31/16.................................      10,000     10,913,280
   4.875%, 08/15/16.................................      18,200     20,968,384

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)
   3.000%, 09/30/16................................. $    37,000 $   40,260,625
   3.125%, 04/30/17.................................      30,000     33,037,500
   2.250%, 07/31/18.................................      94,000    100,323,004
   3.625%, 02/15/20.................................      54,500     62,781,438
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              1,050,996,264
                                                                 --------------
                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds FedFund Portfolio......  17,396,477     17,396,477
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,954,858,165)^^...........................             $3,172,830,088
                                                                 ==============

Summary of Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Agency Obligations...........          -- $2,104,437,347   --    $2,104,437,347
U.S. Treasury Obligations....          --  1,050,996,264   --     1,050,996,264
Temporary Cash Investments... $17,396,477             --   --        17,396,477
                              ----------- --------------   --    --------------
TOTAL........................ $17,396,477 $3,155,433,611   --    $3,172,830,088
                              =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                   DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
AGENCY OBLIGATIONS -- (3.8%)
Federal Farm Credit Bank
    4.875%, 12/16/15...................................... $ 1,935 $ 2,175,482
Federal Home Loan Bank
    0.500%, 11/20/15......................................  10,000  10,029,470
    4.875%, 05/17/17......................................  16,500  19,295,100
Federal Home Loan Mortgage Corporation
    5.125%, 10/18/16......................................   5,000   5,827,840
    5.000%, 04/18/17......................................  14,000  16,408,406
    1.250%, 05/12/17......................................   5,000   5,087,940
    1.000%, 07/28/17......................................   6,000   6,027,090
Federal National Mortgage Association
    4.875%, 12/15/16......................................   5,000   5,789,650
    1.250%, 01/30/17......................................   5,000   5,098,515
    5.000%, 02/13/17......................................   5,000   5,839,195
Tennessee Valley Authority
    6.000%, 03/15/13......................................   4,000   4,025,540
                                                                   -----------
TOTAL AGENCY OBLIGATIONS..................................          85,604,228
                                                                   -----------
BONDS -- (89.0%)
3M Co.
    1.000%, 06/26/17......................................   7,000   6,981,408
ABB Finance USA, Inc.
    1.625%, 05/08/17......................................   2,642   2,669,318
ACE INA Holdings, Inc.
    5.600%, 05/15/15......................................   3,567   3,955,140
    2.600%, 11/23/15......................................   9,000   9,457,866
Actavis, Inc.
    1.875%, 10/01/17......................................  10,000  10,036,830
Adobe Systems, Inc.
    3.250%, 02/01/15......................................  10,000  10,460,170
Aetna, Inc.
    6.000%, 06/15/16......................................   5,000   5,783,910
Aflac, Inc.
    3.450%, 08/15/15......................................   1,875   1,994,711
    2.650%, 02/15/17......................................  13,760  14,397,116
African Development Bank
    1.125%, 03/15/17......................................   7,000   7,103,600
Air Products & Chemicals, Inc.
    2.000%, 08/02/16......................................  12,850  13,310,505
Allstate Corp. (The)
    7.500%, 06/15/13......................................   2,100   2,153,082
    6.200%, 05/16/14......................................   6,000   6,416,676
Altria Group, Inc.
    4.125%, 09/11/15......................................   8,520   9,233,661

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
American Express Credit Corp.
    5.875%, 05/02/13...................................... $ 1,000 $ 1,013,321
    7.300%, 08/20/13......................................   3,800   3,940,934
    2.800%, 09/19/16......................................  11,700  12,359,810
Ameriprise Financial, Inc.
    5.650%, 11/15/15......................................   2,000   2,262,370
Amgen, Inc.
    4.850%, 11/18/14......................................   5,569   5,973,287
Anadarko Petroleum Corp.
    5.950%, 09/15/16......................................   6,275   7,197,030
Anheuser-Busch Cos. LLC
    5.000%, 01/15/15......................................   2,000   2,163,360
    5.050%, 10/15/16......................................   5,303   6,035,662
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17......................................   9,000   9,032,148
Aon Corp.
    3.500%, 09/30/15......................................   3,000   3,153,825
Apache Corp.
    1.750%, 04/15/17......................................   5,000   5,058,340
Applied Materials, Inc.
    2.650%, 06/15/16......................................   2,500   2,631,402
Archer-Daniels-Midland Co.
    7.125%, 03/01/13......................................     800     803,722
Arrow Electronics, Inc.
    6.875%, 07/01/13......................................   3,000   3,069,738
Asian Development Bank
    2.625%, 02/09/15......................................   8,000   8,356,800
    1.125%, 03/15/17......................................   5,000   5,075,025
Assurant, Inc.
    5.625%, 02/15/14......................................   3,000   3,129,819
AT&T, Inc.
    2.500%, 08/15/15......................................   8,000   8,327,360
    2.400%, 08/15/16......................................   6,500   6,779,175
Austria Government International Bond
    3.250%, 06/25/13......................................   5,000   5,056,810
    1.750%, 06/17/16......................................   3,000   3,100,500
Autodesk, Inc.
    1.950%, 12/15/17......................................   1,050   1,035,464
AutoZone, Inc.
    6.950%, 06/15/16......................................     751     878,711
Avnet, Inc.
    6.000%, 09/01/15......................................   2,000   2,193,754
Baltimore Gas & Electric Co.
    6.125%, 07/01/13......................................   3,750   3,835,129

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
Bank Nederlandse Gemeenten NV
    1.375%, 09/27/17....................................... $14,000 $14,044,520
Bank of America Corp.
    4.500%, 04/01/15.......................................  10,000  10,644,800
    2.000%, 01/11/18.......................................   2,800   2,778,866
Bank of New York Mellon Corp. (The)
    4.300%, 05/15/14.......................................   2,000   2,097,722
    2.950%, 06/18/15.......................................   6,314   6,656,415
Bank of Nova Scotia
    2.375%, 12/17/13.......................................   7,000   7,125,692
    3.400%, 01/22/15.......................................   2,000   2,109,974
    2.900%, 03/29/16.......................................  10,000  10,602,380
Barclays Bank P.L.C.
    5.200%, 07/10/14.......................................   7,000   7,428,904
    3.900%, 04/07/15.......................................     350     371,363
Barrick Gold Finance Co.
    4.875%, 11/15/14.......................................   5,000   5,323,990
Baxter International, Inc.
    1.800%, 03/15/13.......................................   2,750   2,754,359
BB&T Corp.
    3.375%, 09/25/13.......................................   3,650   3,720,565
    5.700%, 04/30/14.......................................   8,000   8,506,776
Becton Dickinson and Co.
    1.750%, 11/08/16.......................................   2,541   2,608,832
Belgium Government International Bond
    4.250%, 09/03/13.......................................   1,000   1,021,820
    2.750%, 03/05/15.......................................   2,000   2,080,688
Bemis Co., Inc.
    5.650%, 08/01/14.......................................   2,000   2,137,406
Berkshire Hathaway Finance Corp.
    1.600%, 05/15/17.......................................   1,000   1,010,268
Berkshire Hathaway, Inc.
    2.200%, 08/15/16.......................................   5,000   5,219,160
    1.900%, 01/31/17.......................................   5,000   5,115,775
BHP Billiton Finance USA, Ltd.
    5.500%, 04/01/14.......................................   4,000   4,232,048
    1.625%, 02/24/17.......................................  10,760  10,901,010
BlackRock, Inc.
    3.500%, 12/10/14.......................................   6,500   6,855,602
BNP Paribas SA
    3.250%, 03/11/15.......................................   4,000   4,171,216
Boston Scientific Corp.
    4.500%, 01/15/15.......................................   2,005   2,131,377
    6.400%, 06/15/16.......................................   1,000   1,147,442
BP Capital Markets P.L.C.
    3.750%, 06/17/13.......................................   2,500   2,528,125

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
    5.250%, 11/07/13....................................... $ 3,000 $ 3,110,043
    3.125%, 10/01/15.......................................   5,700   6,038,198
Bristol-Myers Squibb Co.
    5.250%, 08/15/13.......................................   6,531   6,701,002
British Columbia, Province of Canada
    2.850%, 06/15/15.......................................   4,000   4,222,400
    2.100%, 05/18/16.......................................   5,000   5,239,000
British Telecommunications P.L.C.
    2.000%, 06/22/15.......................................  12,215  12,516,136
Caisse d'Amortissement de la Dette Sociale
    2.375%, 03/31/16.......................................   5,000   5,217,000
    2.125%, 04/12/17.......................................  14,800  15,335,760
Campbell Soup Co.
    4.875%, 10/01/13.......................................   3,100   3,189,466
Canadian Government
    0.875%, 02/14/17.......................................  10,000  10,058,000
Canadian National Railway Co.
    4.400%, 03/15/13.......................................   3,450   3,465,746
Canadian Natural Resources, Ltd.
    5.150%, 02/01/13.......................................   3,000   3,000,000
    1.450%, 11/14/14.......................................   1,335   1,352,390
Capital One Financial Corp.
    6.250%, 11/15/13.......................................   1,200   1,252,271
    7.375%, 05/23/14.......................................  11,000  11,918,258
    2.150%, 03/23/15.......................................   2,000   2,040,740
Caterpillar Financial Services Corp.
    6.200%, 09/30/13.......................................   5,096   5,286,417
    4.750%, 02/17/15.......................................   3,500   3,780,493
    2.650%, 04/01/16.......................................   8,000   8,451,480
CenterPoint Energy Resources Corp.
    7.875%, 04/01/13.......................................   1,470   1,486,646
Chevron Corp.
    1.104%, 12/05/17.......................................   5,350   5,347,972
Cigna Corp.
    2.750%, 11/15/16.......................................  10,325  10,853,960
Cisco Systems, Inc.
    1.625%, 03/14/14.......................................   8,750   8,867,434
Citigroup, Inc.
    6.500%, 08/19/13.......................................   4,000   4,124,044
    6.000%, 08/15/17.......................................   7,000   8,180,130
Coca-Cola Co. (The)
    1.500%, 11/15/15.......................................   5,325   5,473,189
Coca-Cola Refreshments USA, Inc.
    7.375%, 03/03/14.......................................   2,100   2,252,840

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13...................................... $ 2,300 $ 2,320,100
Comcast Corp.
    5.300%, 01/15/14......................................   1,000   1,044,777
    6.500%, 01/15/17......................................   5,000   5,964,150
    6.300%, 11/15/17......................................   4,000   4,848,584
Comerica, Inc.
    3.000%, 09/16/15......................................   2,000   2,107,556
Commonwealth Bank of Australia
    2.700%, 11/25/14......................................   2,000   2,081,240
ConocoPhillips Co.
    1.050%, 12/15/17......................................   8,648   8,582,024
Consolidated Edison Co. of New York, Inc.
    3.850%, 06/15/13......................................     600     606,898
Constellation Energy Group, Inc.
    4.550%, 06/15/15......................................   8,000   8,620,008
Costco Wholesale Corp.
    1.125%, 12/15/17......................................  15,000  14,938,515
Council of Europe Development Bank
    1.500%, 06/19/17......................................  13,000  13,254,800
Credit Suisse New York AG
    5.000%, 05/15/13......................................   8,400   8,508,646
Credit Suisse USA, Inc.
    5.125%, 01/15/14......................................     500     521,509
    4.875%, 01/15/15......................................   4,000   4,321,136
CSX Corp.
    5.500%, 08/01/13......................................     500     511,942
CVS Caremark Corp.
    4.875%, 09/15/14......................................   6,500   6,954,629
    5.750%, 06/01/17......................................     488     577,124
Daimler Finance North America LLC
    6.500%, 11/15/13......................................  12,300  12,847,276
Dell, Inc.
    1.400%, 09/10/13......................................   5,000   5,019,020
    2.300%, 09/10/15......................................   2,701   2,749,586
Detroit Edison Co. (The)
    6.400%, 10/01/13......................................     600     622,598
Deutsche Bank AG
    4.875%, 05/20/13......................................   1,100   1,114,326
    3.875%, 08/18/14......................................   3,200   3,348,413
    6.000%, 09/01/17......................................  12,050  14,377,325
Deutsche Telekom International Finance BV
    5.250%, 07/22/13......................................   1,500   1,531,812
    4.875%, 07/08/14......................................   1,000   1,057,471

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
Development Bank of Japan, Inc.
    2.875%, 04/20/15...................................... $ 2,000 $ 2,103,100
    5.125%, 02/01/17......................................     400     462,640
Devon Energy Corp.
    5.625%, 01/15/14......................................   1,100   1,151,331
Diageo Capital P.L.C.
    1.500%, 05/11/17......................................  11,500  11,594,139
Diageo Finance BV
    3.250%, 01/15/15......................................   5,000   5,246,790
DIRECTV Holdings LLC
    4.750%, 10/01/14......................................   3,000   3,189,342
    3.550%, 03/15/15......................................   9,000   9,458,811
Dominion Resources, Inc.
    5.000%, 03/15/13......................................     600     603,139
    1.950%, 08/15/16......................................  15,000  15,464,205
Dover Corp.
    4.875%, 10/15/15......................................   6,000   6,648,174
Dow Chemical Co. (The)
    2.500%, 02/15/16......................................   7,650   7,943,898
Dr. Pepper Snapple Group, Inc.
    2.900%, 01/15/16......................................  12,029  12,707,027
DTE Energy Co.
    7.625%, 05/15/14......................................   1,000   1,085,227
Duke Energy Corp.
    3.950%, 09/15/14......................................   1,070   1,124,546
    3.350%, 04/01/15......................................   2,225   2,340,607
    1.625%, 08/15/17......................................  11,100  11,106,260
E.I. Du Pont de Nemours & Co.
    3.250%, 01/15/15......................................   6,000   6,305,700
Eastman Chemical Co.
    3.000%, 12/15/15......................................   4,000   4,200,372
eBay, Inc.
    0.875%, 10/15/13......................................   7,200   7,221,031
    1.625%, 10/15/15......................................   2,300   2,362,910
    1.350%, 07/15/17......................................   1,715   1,722,982
Ecolab, Inc.
    1.000%, 08/09/15......................................  10,000  10,049,620
Emerson Electric Co.
    5.625%, 11/15/13......................................     905     941,243
Enbridge Energy Partners LP
    4.750%, 06/01/13......................................     800     808,323
    5.875%, 12/15/16......................................   1,000   1,156,011
EnCana Holdings Finance Corp.
    5.800%, 05/01/14......................................   1,500   1,589,749
Energy Transfer Partners LP
    6.000%, 07/01/13......................................   2,250   2,293,405
Enterprise Products Operating LLC
    9.750%, 01/31/14......................................     600     651,700

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
    5.000%, 03/01/15...................................... $ 1,000 $ 1,078,177
    1.250%, 08/13/15......................................   3,000   3,023,124
    3.200%, 02/01/16......................................   5,000   5,310,325
EOG Resources, Inc.
    2.950%, 06/01/15......................................   5,000   5,255,100
    2.500%, 02/01/16......................................   2,549   2,661,003
Eurofima
    4.250%, 02/04/14......................................   3,000   3,113,748
    5.250%, 04/07/16......................................   5,000   5,666,470
European Bank for Reconstruction & Development
    2.750%, 04/20/15......................................   2,000   2,102,358
European Investment Bank
    4.875%, 01/17/17......................................   5,000   5,772,000
    1.625%, 06/15/17......................................   4,000   4,108,400
    1.125%, 09/15/17......................................   3,000   3,006,900
Exelon Corp.
    4.900%, 06/15/15......................................  13,500  14,675,715
Export Development Canada
    2.250%, 05/28/15......................................   1,000   1,042,100
    1.250%, 10/26/16......................................   3,000   3,064,200
Fifth Third Bancorp
    6.250%, 05/01/13......................................   1,000   1,013,575
    3.625%, 01/25/16......................................  14,685  15,657,720
France Telecom SA
    4.375%, 07/08/14......................................   3,350   3,514,931
    2.125%, 09/16/15......................................   6,505   6,684,805
Freeport-McMoRan Copper & Gold, Inc.
    2.150%, 03/01/17......................................   4,180   4,210,585
French Treasury Note BTAN
(e) 1.750%, 02/25/17......................................  28,000  39,326,410
General Dynamics Corp.
    1.000%, 11/15/17......................................   7,700   7,599,646
General Electric Capital Corp.
    4.800%, 05/01/13......................................   1,000   1,010,939
    3.750%, 11/14/14......................................   3,000   3,158,916
    2.250%, 11/09/15......................................   2,000   2,067,902
    2.950%, 05/09/16......................................   4,000   4,225,276
General Electric Co.
    5.000%, 02/01/13......................................   8,700   8,700,000
Georgia Power Co.
    5.250%, 12/15/15......................................   3,040   3,417,261
GlaxoSmithKline Capital P.L.C.
    1.500%, 05/08/17......................................  14,000  14,131,824
Goldman Sachs Group, Inc. (The)
    5.250%, 04/01/13......................................   3,000   3,022,371
    6.000%, 05/01/14......................................   1,200   1,274,440
    5.125%, 01/15/15......................................   5,900   6,330,700

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
    3.625%, 02/07/16...................................... $ 5,000 $ 5,292,325
Goodrich Corp.
    6.290%, 07/01/16......................................   4,000   4,644,736
Google, Inc.
    2.125%, 05/19/16......................................  14,700  15,353,400
H.J. Heinz Co.
    1.500%, 03/01/17......................................   6,185   6,240,770
Hartford Financial Services Group, Inc.
    4.625%, 07/15/13......................................   2,652   2,697,522
    4.000%, 03/30/15......................................   2,000   2,109,866
Hershey Co. (The)
    4.850%, 08/15/15......................................     500     550,400
    1.500%, 11/01/16......................................   5,000   5,098,165
Hess Corp.
    7.000%, 02/15/14......................................   3,100   3,285,340
Hewlett-Packard Co.
    1.250%, 09/13/13......................................   4,550   4,550,259
    6.125%, 03/01/14......................................   4,100   4,302,692
    2.200%, 12/01/15......................................   3,000   3,019,638
    2.600%, 09/15/17......................................   1,000     979,411
Home Depot, Inc. (The)
    5.400%, 03/01/16......................................     900   1,023,795
Howard Hughes Medical Institute
    3.450%, 09/01/14......................................   1,285   1,345,948
HSBC Finance Corp.
    4.750%, 07/15/13......................................   3,000   3,056,172
    5.500%, 01/19/16......................................   2,000   2,229,558
Husky Energy, Inc.
    5.900%, 06/15/14......................................   4,600   4,921,462
ICI Wilmington, Inc.
    5.625%, 12/01/13......................................   1,000   1,040,212
Intel Corp.
    1.950%, 10/01/16......................................  12,000  12,419,544
Inter-American Development Bank
    1.625%, 07/15/13......................................   3,000   3,019,317
International Bank for Reconstruction & Development
    2.375%, 05/26/15......................................   2,000   2,093,584
    1.000%, 09/15/16......................................   2,000   2,026,730
    0.875%, 04/17/17......................................   2,000   2,013,216
International Business Machines Corp.
    2.100%, 05/06/13......................................   3,355   3,370,155
International Finance Corp.
    2.750%, 04/20/15......................................   3,000   3,158,097
Japan Finance Corp.
    2.250%, 07/13/16......................................   5,000   5,258,675

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
John Deere Capital Corp.
    1.875%, 06/17/13...................................... $ 6,725 $ 6,763,030
    2.000%, 01/13/17......................................   6,600   6,812,322
Johnson & Johnson
    2.150%, 05/15/16......................................   2,000   2,096,862
Johnson Controls, Inc.
    4.875%, 09/15/13......................................   1,000   1,026,719
    5.500%, 01/15/16......................................   6,291   7,066,580
    2.600%, 12/01/16......................................   5,600   5,837,703
JPMorgan Chase & Co.
    4.650%, 06/01/14......................................   6,000   6,312,138
    3.400%, 06/24/15......................................   2,500   2,638,065
    3.150%, 07/05/16......................................   5,000   5,290,200
Kellogg Co.
    1.875%, 11/17/16......................................   5,185   5,317,140
KeyCorp
    6.500%, 05/14/13......................................   1,500   1,524,378
    3.750%, 08/13/15......................................   7,825   8,365,707
Kimberly-Clark Corp.
    5.000%, 08/15/13......................................     400     409,885
Kinder Morgan Energy Partners LP
    5.000%, 12/15/13......................................   2,000   2,070,864
    3.500%, 03/01/16......................................  11,000  11,694,243
Kingdom of Denmark
    0.875%, 02/19/13......................................   5,600   5,601,120
Kohl's Corp.
    6.250%, 12/15/17......................................   5,000   5,805,325
Kommunalbanken AS
    2.375%, 01/19/16......................................   1,500   1,574,700
    1.000%, 09/26/17......................................   4,000   3,974,400
Kommuninvest I Sverige AB
    1.000%, 10/24/17......................................   5,000   4,966,420
Koninklijke Philips Electronics NV
    7.250%, 08/15/13......................................   1,500   1,549,065
Kreditanstalt fur Wiederaufbau AG
    2.000%, 06/01/16......................................   1,000   1,042,600
    4.875%, 01/17/17......................................   5,000   5,782,500
    1.250%, 02/15/17......................................   4,000   4,064,240
    0.875%, 09/05/17......................................   5,000   4,968,200
Kroger Co. (The)
    5.500%, 02/01/13......................................   1,800   1,800,000
Landeskreditbank Baden-Wuerttemberg Foerderbank
    2.250%, 07/15/16......................................   7,800   8,135,400

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
Landwirtschaftliche Rentenbank
    0.875%, 09/12/17...................................... $12,600 $12,534,039
Lloyds TSB Bank P.L.C.
    4.200%, 03/28/17......................................   7,900   8,716,868
Lorillard Tobacco Co.
    2.300%, 08/21/17......................................   4,150   4,183,619
Lowe's Cos, Inc.
    5.000%, 10/15/15......................................  10,000  11,191,350
Manitoba, Province of Canada
    2.625%, 07/15/15......................................   8,000   8,406,400
Marsh & McLennan Cos, Inc.
    5.750%, 09/15/15......................................   1,776   1,987,481
    2.300%, 04/01/17......................................   9,080   9,250,804
Medtronic, Inc.
    3.000%, 03/15/15......................................   6,500   6,815,100
Merck & Co., Inc.
    4.750%, 03/01/15......................................   3,000   3,258,405
MetLife, Inc.
    5.500%, 06/15/14......................................   2,081   2,221,657
    5.000%, 06/15/15......................................   5,000   5,495,110
    6.750%, 06/01/16......................................   3,000   3,536,952
Microsoft Corp.
    2.500%, 02/08/16......................................  11,000  11,553,399
Molson Coors Brewing Co.
    2.000%, 05/01/17......................................     985   1,003,433
Morgan Stanley
    4.750%, 03/22/17......................................   6,000   6,553,146
Municipality Finance P.L.C.
    2.375%, 05/16/16......................................  10,000  10,472,420
Murphy Oil Corp.
    2.500%, 12/01/17......................................   4,000   4,015,864
NASDAQ OMX Group, Inc. (The)
    4.000%, 01/15/15......................................   5,400   5,642,995
National Australia Bank, Ltd.
    5.350%, 06/12/13......................................   2,000   2,035,988
National City Corp.
    4.900%, 01/15/15......................................  11,273  12,162,936
Nederlandse Waterschapsbank NV
    3.000%, 03/17/15......................................   3,000   3,148,680
    2.125%, 06/16/16......................................   6,000   6,220,800
Nestle Holdings, Inc.
    2.125%, 03/12/14......................................   6,500   6,625,040
NetApp, Inc.
    2.000%, 12/15/17......................................   2,000   1,994,270
Network Rail Infrastructure Finance P.L.C
    1.250%, 08/31/16......................................   4,600   4,693,858

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13...................................... $ 1,350 $ 1,368,136
NIBC Bank NV
    2.800%, 12/02/14......................................   3,000   3,121,218
Nippon Telegraph & Telephone Corp.
    1.400%, 07/18/17......................................   1,425   1,426,714
Nisource Finance Corp.
    6.150%, 03/01/13......................................     455     456,975
Noble Holding International, Ltd.
    2.500%, 03/15/17......................................   5,875   6,003,874
Nomura Holdings, Inc.
    5.000%, 03/04/15......................................   3,000   3,200,220
Nordic Investment Bank
    0.750%, 01/17/18......................................  11,000  10,864,700
Northern Trust Corp.
    5.500%, 08/15/13......................................   2,000   2,053,636
Northrop Grumman Corp.
    3.700%, 08/01/14......................................   1,500   1,566,763
Novartis Capital Corp.
    2.900%, 04/24/15......................................   2,200   2,310,154
Occidental Petroleum Corp.
    1.450%, 12/13/13......................................   4,355   4,398,576
    2.500%, 02/01/16......................................   5,361   5,637,124
Oesterreichische Kontrollbank AG
    1.750%, 10/05/15......................................   1,900   1,956,240
    2.000%, 06/03/16......................................   3,800   3,947,060
Ohio Power Co.
    6.000%, 06/01/16......................................   2,000   2,292,382
Omnicom Group, Inc.
    5.900%, 04/15/16......................................   1,475   1,672,994
ONEOK Partners LP
    6.150%, 10/01/16......................................  11,682  13,582,510
Ontario Electricity Financial Corp.
    7.450%, 03/31/13......................................   1,000   1,010,900
Ontario, Province of Canada
    2.300%, 05/10/16......................................  10,000  10,506,000
    4.950%, 11/28/16......................................  10,000  11,548,000
Oracle Corp.
    5.250%, 01/15/16......................................   4,000   4,521,448
    1.200%, 10/15/17......................................   5,100   5,085,613
PACCAR Financial Corp.
    0.750%, 08/14/15......................................  10,000  10,022,500
Pacific Gas & Electric Co.
    4.800%, 03/01/14......................................   1,900   1,983,267
PepsiCo, Inc.
    0.875%, 10/25/13......................................     800     803,211

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
    3.100%, 01/15/15...................................... $   868 $   908,938
Petro-Canada
    4.000%, 07/15/13......................................     680     690,020
Philip Morris International, Inc.
    4.875%, 05/16/13......................................   6,450   6,533,960
    6.875%, 03/17/14......................................   3,800   4,072,509
    1.625%, 03/20/17......................................   5,000   5,074,725
Pitney Bowes, Inc.
    3.875%, 06/15/13......................................   5,000   5,047,480
    4.750%, 01/15/16......................................   1,500   1,575,414
PNC Funding Corp.
    5.400%, 06/10/14......................................     500     531,731
Potash Corp. of Saskatchewan, Inc.
    3.750%, 09/30/15......................................   3,000   3,221,190
    3.250%, 12/01/17......................................   1,725   1,863,899
PPG Industries, Inc.
    1.900%, 01/15/16......................................   3,845   3,944,701
PPL Energy Supply LLC
    5.400%, 08/15/14......................................     900     956,201
Praxair, Inc.
    2.125%, 06/14/13......................................   3,040   3,059,404
Procter & Gamble Co. (The)
    1.800%, 11/15/15......................................   5,000   5,161,800
Progress Energy, Inc.
    5.625%, 01/15/16......................................   2,000   2,251,298
Prudential Financial, Inc.
    5.100%, 09/20/14......................................   2,365   2,525,252
    3.000%, 05/12/16......................................   9,000   9,492,822
Quest Diagnostics, Inc.
    5.450%, 11/01/15......................................   1,000   1,106,634
    3.200%, 04/01/16......................................   2,000   2,107,296
Questar Corp.
    2.750%, 02/01/16......................................   9,390   9,823,386
Qwest Corp.
    7.500%, 10/01/14......................................   5,458   5,995,138
    6.500%, 06/01/17......................................   1,000   1,162,333
Rabobank Nederland NV
    4.200%, 05/13/14......................................   6,000   6,262,380
    2.125%, 10/13/15......................................  16,465  16,972,879
Republic of Finland
    2.250%, 03/17/16......................................   7,000   7,358,400
Reynolds American, Inc.
    7.625%, 06/01/16......................................   1,187   1,417,282
Rio Tinto Finance USA, Ltd.
    2.500%, 05/20/16......................................   8,347   8,722,590
    2.250%, 09/20/16......................................   8,000   8,290,120
Royal Bank of Canada
    2.100%, 07/29/13......................................   4,500   4,539,375

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
    2.300%, 07/20/16...................................... $ 5,500 $ 5,728,305
Ryder System, Inc.
    6.000%, 03/01/13......................................     600     602,307
Safeway, Inc.
    5.625%, 08/15/14......................................   1,000   1,061,912
Saskatchewan, Province of Canada
    7.375%, 07/15/13......................................   9,000   9,282,537
Sempra Energy
    6.500%, 06/01/16......................................   9,699  11,332,079
Societe Financement del'Economie Francaise
    3.375%, 05/05/14......................................   2,000   2,073,360
    2.875%, 09/22/14......................................   3,000   3,116,892
Southern California Edison Co.
    5.750%, 03/15/14......................................     800     845,459
Southern Power Co.
    4.875%, 07/15/15......................................   2,000   2,193,818
Southwest Airlines Co.
    5.250%, 10/01/14......................................   3,000   3,207,363
Spectra Energy Capital LLC
    5.668%, 08/15/14......................................   1,500   1,603,995
St. Jude Medical, Inc.
    2.200%, 09/15/13......................................   1,500   1,515,987
    3.750%, 07/15/14......................................   2,000   2,088,690
State Street Corp.
    4.300%, 05/30/14......................................   5,500   5,779,719
    2.875%, 03/07/16......................................   6,000   6,387,804
Svensk Exportkredit AB
    2.125%, 07/13/16......................................  10,000  10,428,000
    1.750%, 05/30/17......................................   5,000   5,139,500
Symantec Corp.
    2.750%, 06/15/17......................................   5,000   5,140,135
Target Corp.
    4.000%, 06/15/13......................................   1,000   1,012,386
TD Ameritrade Holding Corp.
    4.150%, 12/01/14......................................   8,569   9,112,960
Texas Instruments, Inc.
    2.375%, 05/16/16......................................   9,247   9,685,641
Thermo Fisher Scientific, Inc.
    3.200%, 05/01/15......................................   1,300   1,365,433
Time Warner Cable, Inc.
    3.500%, 02/01/15......................................   8,000   8,418,192
Time Warner, Inc.
    5.875%, 11/15/16......................................  12,484  14,580,575
TJX Cos., Inc.
    4.200%, 08/15/15......................................   1,575   1,711,633
Toronto-Dominion Bank (The)
    2.375%, 10/19/16......................................   3,000   3,133,587

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
Total Capital SA
    3.125%, 10/02/15...................................... $ 5,000 $ 5,310,580
Toyota Motor Credit Corp.
    2.800%, 01/11/16......................................  10,500  11,056,206
    2.000%, 09/15/16......................................   5,000   5,183,380
Transatlantic Holdings, Inc.
    5.750%, 12/14/15......................................   1,000   1,102,739
TransCanada PipeLines, Ltd.
    4.000%, 06/15/13......................................   1,400   1,417,417
    0.875%, 03/02/15......................................   3,900   3,918,856
    3.400%, 06/01/15......................................   6,000   6,369,606
Travelers Cos., Inc. (The)
    5.500%, 12/01/15......................................   8,500   9,584,515
U.S. Bancorp
    2.000%, 06/14/13......................................   3,000   3,018,672
    4.200%, 05/15/14......................................   7,035   7,369,782
    3.150%, 03/04/15......................................   3,000   3,154,092
UBS AG
    2.250%, 08/12/13......................................   5,000   5,046,615
    3.875%, 01/15/15......................................   8,500   9,008,359
Unilever Capital Corp.
    2.750%, 02/10/16......................................   9,080   9,563,356
Union Bank NA
    3.000%, 06/06/16......................................  12,000  12,662,172
United Kingdom Gilt
(g) 1.000%, 09/07/17......................................  26,000  41,256,848
United Technologies Corp.
    4.875%, 05/01/15......................................     900     985,853
UnitedHealth Group, Inc.
    4.750%, 02/10/14......................................   3,390   3,524,590
    5.000%, 08/15/14......................................   3,400   3,605,142
    6.000%, 06/15/17......................................   2,800   3,334,892
Unum Group
    7.125%, 09/30/16......................................   9,400  10,982,810
Valero Energy Corp.
    4.500%, 02/01/15......................................   2,000   2,135,456
    6.125%, 06/15/17......................................   1,600   1,888,070
Veolia Environnement SA
    5.250%, 06/03/13......................................     800     809,769
Verizon Communications, Inc.
    5.550%, 02/15/16......................................   3,000   3,405,702
    2.000%, 11/01/16......................................  11,000  11,384,549
Viacom, Inc.
    1.250%, 02/27/15......................................   2,300   2,320,640
    2.500%, 12/15/16......................................   8,000   8,359,080
Vodafone Group P.L.C.
    2.875%, 03/16/16......................................  11,995  12,666,096
Walgreen Co.
    1.800%, 09/15/17......................................   9,000   9,022,968

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                              FACE
                                             AMOUNT             VALUE+
                                           -----------      --------------
                                              (000)
Wal-Mart Stores, Inc.
    2.875%, 04/01/15...................... $     5,900      $    6,192,215
    2.800%, 04/15/16......................       8,000           8,515,608
Walt Disney Co. (The)
    1.125%, 02/15/17......................      12,000          11,963,760
Waste Management, Inc.
    5.000%, 03/15/14......................         258             270,256
    2.600%, 09/01/16......................       2,494           2,609,116
Weatherford International, Ltd.
    4.950%, 10/15/13......................       1,045           1,075,258
Wells Fargo & Co.
    1.500%, 07/01/15......................       7,000           7,111,454
    2.625%, 12/15/16......................       9,000           9,498,474
Western Union Co. (The)
    6.500%, 02/26/14......................       1,600           1,695,384
Westpac Banking Corp.
    3.000%, 12/09/15......................       6,500           6,880,556
    2.000%, 08/14/17......................       7,000           7,164,304
Westpac Securities, Ltd.
    3.450%, 07/28/14......................       1,000           1,043,720
Whirlpool Corp.
    7.750%, 07/15/16......................       5,000           5,902,070
Williams Partners LP
    3.800%, 02/15/15......................       3,306           3,496,151
WR Berkley Corp.
    5.875%, 02/15/13......................       1,000           1,001,317
Xerox Corp.
    4.250%, 02/15/15......................       9,009           9,487,135
Yum! Brands, Inc.
    6.250%, 04/15/16......................       9,040          10,251,722
                                                            --------------
TOTAL BONDS...............................                   2,009,172,629
                                                            --------------
                                             SHARES/
                                              FACE
                                             AMOUNT
                                              (000)             VALUE+
                                           -----------      --------------
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@ DFA Short Term Investment Fund.......  14,088,159      $  163,000,000
   @ Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.17%, 02/01/13
     (Collateralized by FNMA 3.500%,
     11/01/42, valued at $403,688) to be
     repurchased at $395,775.............. $       396             395,773
                                                            --------------
TOTAL SECURITIES LENDING COLLATERAL.......                     163,395,773
                                                            --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,222,011,661)^^.......................                  $2,258,172,630
                                                            ==============

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
Agency Obligations.............   --    $   85,604,228    --    $   85,604,228
Bonds..........................   --     2,009,172,629    --     2,009,172,629
Securities Lending Collateral..   --       163,395,773    --       163,395,773
Forward Currency Contracts**...   --        (1,338,311)   --        (1,338,311)
                                  --    --------------    --    --------------
TOTAL..........................         $2,256,834,319    --    $2,256,834,319
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

               DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
AGENCY OBLIGATIONS -- (5.8%)
Federal Farm Credit Bank
    4.800%, 02/13/23...................................... $   900 $ 1,100,540
    2.630%, 08/03/26......................................   9,000   8,808,795
    5.770%, 01/05/27......................................   3,000   4,011,735
Federal Home Loan Bank
    3.625%, 06/11/21......................................   5,000   5,664,785
    5.250%, 12/09/22......................................   4,000   5,064,292
    5.375%, 08/15/24......................................   4,000   5,138,000
    5.750%, 06/12/26......................................   3,580   4,750,642
Federal Home Loan Mortgage Corporation
    2.375%, 01/13/22......................................   6,600   6,782,728
Tennessee Valley Authority
    1.875%, 08/15/22......................................   4,000   3,887,112
    6.750%, 11/01/25......................................  12,200  17,454,564
                                                                   -----------
TOTAL AGENCY OBLIGATIONS..................................          62,663,193
                                                                   -----------
BONDS -- (83.8%)
3M Co.
    1.000%, 06/26/17......................................     500     498,673
ACE INA Holdings, Inc.
    5.800%, 03/15/18......................................     915   1,108,772
Actavis, Inc.
    3.250%, 10/01/22......................................   5,100   5,089,377
Aetna, Inc.
    3.950%, 09/01/20......................................     800     868,342
Aflac, Inc.
    8.500%, 05/15/19......................................   4,005   5,428,445
Agilent Technologies, Inc.
    5.000%, 07/15/20......................................     215     241,739
Allergan, Inc.
    5.750%, 04/01/16......................................   1,200   1,374,829
Allstate Corp. (The)
    7.450%, 05/16/19......................................   3,685   4,800,785
Altria Group, Inc.
    4.750%, 05/05/21......................................   5,731   6,372,563
American Express Co.
    8.125%, 05/20/19......................................   1,900   2,548,443
Ameriprise Financial, Inc.
    7.300%, 06/28/19......................................     635     828,489
Amgen, Inc.
    4.500%, 03/15/20......................................     720     809,023
Anheuser-Busch InBev Worldwide, Inc.
    4.375%, 02/15/21......................................   5,700   6,501,887
Aon Corp.
    5.000%, 09/30/20......................................   2,500   2,833,135

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
Apache Corp.
    6.900%, 09/15/18...................................... $  175 $  221,230
Arrow Electronics, Inc.
    6.875%, 06/01/18......................................  3,000  3,525,471
Asian Development Bank
    2.250%, 08/18/17......................................  1,000  1,059,140
Associates Corp. of North America
    6.950%, 11/01/18......................................    190    231,614
AT&T, Inc.
    5.800%, 02/15/19......................................    690    832,013
    3.875%, 08/15/21......................................  1,800  1,955,129
    3.000%, 02/15/22......................................  4,100  4,153,530
Australia & New Zealand Banking Group, Ltd.
    5.100%, 01/13/20......................................  1,500  1,734,082
AutoZone, Inc.
    2.875%, 01/15/23......................................  5,000  4,785,775
Avon Products, Inc.
    4.200%, 07/15/18......................................  2,000  2,026,000
Baker Hughes, Inc.
    7.500%, 11/15/18......................................  1,260  1,654,652
Baltimore Gas & Electric Co.
    2.800%, 08/15/22......................................  1,000  1,001,243
Bank Nederlandse Gemeenten
    4.375%, 02/16/21......................................  3,200  3,694,976
Bank of America Corp.
    3.300%, 01/11/23......................................  7,000  6,903,512
Bank of New York Mellon Corp. (The)
    5.450%, 05/15/19......................................  2,300  2,753,576
Bank of Nova Scotia
    4.375%, 01/13/21......................................  5,000  5,653,905
Barclays Bank P.L.C.
    5.125%, 01/08/20......................................  6,000  6,813,864
Barrick Gold Corp.
    3.850%, 04/01/22......................................  4,000  4,110,300
Baxter International, Inc.
    2.400%, 08/15/22......................................  7,140  6,911,313
BB&T Corp.
    6.850%, 04/30/19......................................  3,385  4,256,478
Becton Dickinson & Co.
    5.000%, 05/15/19......................................    825    967,759
Berkshire Hathaway Finance Corp.
    5.400%, 05/15/18......................................  1,000  1,185,324
    3.000%, 05/15/22......................................  5,000  5,030,145

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
Berkshire Hathaway, Inc.
    3.750%, 08/15/21...................................... $ 4,000 $ 4,278,632
    3.400%, 01/31/22......................................   5,000   5,198,515
BHP Billiton Finance USA, Ltd.
    6.500%, 04/01/19......................................   2,160   2,747,233
    3.250%, 11/21/21......................................   1,500   1,579,189
BlackRock, Inc.
    5.000%, 12/10/19......................................   3,230   3,814,927
    4.250%, 05/24/21......................................   1,500   1,680,735
BMC Software, Inc.
    4.250%, 02/15/22......................................   5,000   4,979,550
Boeing Capital Corp.
    4.700%, 10/27/19......................................     700     813,518
Boeing Co. (The)
    8.750%, 08/15/21......................................   1,829   2,658,997
Boston Scientific Corp.
    6.000%, 01/15/20......................................   2,900   3,356,040
BP Capital Markets P.L.C.
    4.750%, 03/10/19......................................     530     612,537
    4.500%, 10/01/20......................................   3,200   3,642,122
    2.500%, 11/06/22......................................   3,500   3,380,282
Bristol-Myers Squibb Co.
    2.000%, 08/01/22......................................   3,070   2,907,269
British Columbia, Province of Canada
    6.500%, 01/15/26......................................  12,374  17,071,170
Broadcom Corp.
    2.700%, 11/01/18......................................   4,000   4,255,684
Brown-Forman Corp.
    2.250%, 01/15/23......................................     750     724,861
Burlington Northern Santa Fe LLC
    7.000%, 12/15/25......................................   1,340   1,794,947
CA, Inc.
    5.375%, 12/01/19......................................     900   1,024,280
Caisse d'Amortissement de la Dette Sociale
    5.250%, 11/02/16......................................   1,600   1,837,120
Cameron International Corp.
    6.375%, 07/15/18......................................     485     588,576
Campbell Soup Co.
    3.050%, 07/15/17......................................   1,700   1,819,539
    4.250%, 04/15/21......................................   1,600   1,801,838
Canadian National Railway Co.
    5.550%, 03/01/19......................................   1,490   1,803,943
Canadian Natural Resources, Ltd.
    5.700%, 05/15/17......................................   1,000   1,172,371
    3.450%, 11/15/21......................................   3,500   3,688,416
Capital One Financial Corp.
    4.750%, 07/15/21......................................   3,400   3,872,168

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
Cardinal Health, Inc.
    4.625%, 12/15/20...................................... $ 1,000 $ 1,119,330
    3.200%, 06/15/22......................................   6,000   6,070,224
Caterpillar Financial Services Corp.
    5.450%, 04/15/18......................................     640     757,352
Caterpillar, Inc.
    2.600%, 06/26/22......................................   5,500   5,506,694
CBS Corp.
    5.750%, 04/15/20......................................   2,800   3,287,880
Charles Schwab Corp. (The)
    4.450%, 07/22/20......................................   2,750   3,096,090
Chubb Corp. (The)
    5.750%, 05/15/18......................................   2,990   3,649,071
Church & Dwight Co., Inc.
    2.875%, 10/01/22......................................   1,000     985,846
Cigna Corp.
    5.375%, 03/15/17......................................     710     809,771
Cisco Systems, Inc.
    4.450%, 01/15/20......................................   3,725   4,278,785
Citigroup, Inc.
    8.500%, 05/22/19......................................     600     800,165
    5.375%, 08/09/20......................................   1,875   2,191,012
    4.500%, 01/14/22......................................   2,300   2,518,696
CNA Financial Corp.
    5.750%, 08/15/21......................................   3,900   4,524,952
Coca-Cola Enterprises, Inc.
    3.500%, 09/15/20......................................   2,713   2,841,363
Colgate-Palmolive Co.
    1.950%, 02/01/23......................................   3,000   2,863,938
Comcast Cable Communications Holdings, Inc.
    9.455%, 11/15/22......................................   4,620   6,864,008
Commonwealth Bank of Australia
    5.000%, 03/19/20......................................   1,225   1,411,979
Computer Sciences Corp.
    4.450%, 09/15/22......................................   1,000   1,037,602
ConocoPhillips
    6.000%, 01/15/20......................................   3,930   4,906,978
Consolidated Edison Co. of New York, Inc.
    6.650%, 04/01/19......................................     225     285,126
CR Bard, Inc.
    4.400%, 01/15/21......................................     800     892,104
Credit Suisse New York AG
    4.375%, 08/05/20......................................   2,500   2,810,575
CVS Caremark Corp.
    6.250%, 06/01/27......................................   1,700   2,201,702

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ ----------
                                                             (000)
Cytec Industries, Inc.
    6.000%, 10/01/15........................................ $  460 $  507,846
Darden Restaurants, Inc.
    3.350%, 11/01/22........................................  4,000  3,796,376
Dell, Inc.
    5.875%, 06/15/19........................................    640    659,187
    4.625%, 04/01/21........................................  3,300  3,176,026
Deutsche Bank AG
    6.000%, 09/01/17........................................  4,165  4,969,424
Deutsche Telekom International Finance BV
    6.750%, 08/20/18........................................  1,085  1,347,494
Devon Energy Corp.
    3.250%, 05/15/22........................................  4,800  4,824,278
Diageo Capital P.L.C.
    4.828%, 07/15/20........................................  3,600  4,175,298
Diageo Investment Corp.
    2.875%, 05/11/22........................................  1,400  1,405,636
DIRECTV Holdings LLC
    3.800%, 03/15/22........................................  4,900  4,943,130
Dominion Resources, Inc.
    4.450%, 03/15/21........................................  3,900  4,429,054
Dow Chemical Co. (The)
    5.700%, 05/15/18........................................  1,000  1,182,656
    3.000%, 11/15/22........................................  1,000    976,299
Duke Energy Corp.
    5.050%, 09/15/19........................................    250    290,902
E.I. Du Pont de Nemours & Co.
    4.625%, 01/15/20........................................    900  1,035,140
Eastman Chemical Co.
    4.500%, 01/15/21........................................  1,983  2,172,018
Enbridge Energy Partners LP
    5.200%, 03/15/20........................................    350    395,738
Encana Corp.
    6.500%, 05/15/19........................................  2,250  2,770,963
    3.900%, 11/15/21........................................  3,700  3,906,863
Ensco P.L.C.
    4.700%, 03/15/21........................................  3,800  4,266,294
Enterprise Products Operating LLC
    5.200%, 09/01/20........................................  2,600  3,039,488
EOG Resources, Inc.
    5.625%, 06/01/19........................................  1,000  1,220,092
    4.100%, 02/01/21........................................  3,850  4,321,733
EQT Corp.
    8.125%, 06/01/19........................................  1,625  2,010,175
European Investment Bank
    2.875%, 09/15/20........................................  1,000  1,070,800
    4.000%, 02/16/21........................................  1,000  1,149,900

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
FedEx Corp.
    2.625%, 08/01/22...................................... $ 6,500 $ 6,355,278
Fifth Third Bancorp
    3.500%, 03/15/22......................................   7,500   7,761,525
France Government Bond OAT
(e) 3.000%, 04/25/22......................................  10,000  14,535,703
France Telecom SA
    5.375%, 07/08/19......................................   2,350   2,742,302
    4.125%, 09/14/21......................................   2,900   3,130,968
General Dynamics Corp.
    2.250%, 11/15/22......................................   7,500   7,139,812
General Electric Capital Corp.
    5.500%, 01/08/20......................................   2,700   3,168,013
Georgia Power Co.
    4.250%, 12/01/19......................................     610     694,520
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18......................................   4,975   6,009,770
Goldman Sachs Group, Inc. (The)
    6.000%, 06/15/20......................................   1,150   1,356,749
    5.250%, 07/27/21......................................   5,500   6,211,518
Google, Inc.
    3.625%, 05/19/21......................................   1,000   1,100,640
Great Plains Energy, Inc.
    4.850%, 06/01/21......................................   2,000   2,165,592
H.J. Heinz Co.
    1.500%, 03/01/17......................................   3,722   3,755,561
Halliburton Co.
    5.900%, 09/15/18......................................   1,000   1,229,745
    6.150%, 09/15/19......................................   2,360   2,958,314
Hartford Financial Services Group, Inc.
    5.500%, 03/30/20......................................   3,185   3,642,226
    5.125%, 04/15/22......................................   3,000   3,389,100
Hess Corp.
    8.125%, 02/15/19......................................   3,745   4,793,255
Hewlett-Packard Co.
    5.500%, 03/01/18......................................   1,000   1,101,853
    4.375%, 09/15/21......................................   2,500   2,462,888
Home Depot, Inc. (The)
    4.400%, 04/01/21......................................   6,000   6,929,538
Honeywell International, Inc.
    5.000%, 02/15/19......................................   2,895   3,416,126
Hormel Foods Corp.
    4.125%, 04/15/21......................................   2,310   2,558,521
Husky Energy, Inc.
    7.250%, 12/15/19......................................   2,500   3,238,488
Indiana Michigan Power Co.
    7.000%, 03/15/19......................................     235     295,306

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
Integrys Energy Group, Inc.
    4.170%, 11/01/20........................................ $1,000 $ 1,103,112
Intel Corp.
    3.300%, 10/01/21........................................  4,400   4,580,000
Inter-American Development Bank
    7.000%, 06/15/25........................................  6,000   8,561,658
    6.750%, 07/15/27........................................  3,000   4,220,280
International Bank for Reconstruction & Development
    7.625%, 01/19/23........................................  7,700  11,273,493
International Game Technology
    7.500%, 06/15/19........................................    185     220,327
Japan Finance Organization for Municipalities
    5.000%, 05/16/17........................................  1,300   1,510,262
John Deere Capital Corp.
    2.750%, 03/15/22........................................  5,000   5,017,980
Johnson & Johnson
    2.950%, 09/01/20........................................  3,000   3,196,050
JPMorgan Chase & Co.
    6.300%, 04/23/19........................................    500     609,968
    4.950%, 03/25/20........................................    630     721,239
    4.350%, 08/15/21........................................  5,200   5,685,815
Juniper Networks, Inc.
    4.600%, 03/15/21........................................  4,000   4,274,712
Kellogg Co.
    3.250%, 05/21/18........................................  2,315   2,498,103
Kerr-McGee Corp.
    6.950%, 07/01/24........................................  4,900   6,018,312
KeyCorp
    5.100%, 03/24/21........................................  7,000   8,084,062
Kinder Morgan Energy Partners LP
    5.300%, 09/15/20........................................  2,000   2,301,332
    5.800%, 03/01/21........................................    550     646,942
    4.150%, 03/01/22........................................  2,400   2,557,798
Kohl's Corp.
    3.250%, 02/01/23........................................  2,000   1,876,682
Koninklijke Philips Electronics NV
    3.750%, 03/15/22........................................  1,822   1,954,997
Kreditanstalt fur Wiederaufbau
    4.875%, 06/17/19........................................  1,350   1,627,560
    2.750%, 09/08/20........................................  2,000   2,132,600
    2.625%, 01/25/22........................................  3,000   3,117,024
Landwirtschaftliche Rentenbank AG
    2.375%, 09/13/17........................................  1,000   1,060,600
Lincoln National Corp.
    6.250%, 02/15/20........................................    180     213,869

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
Lockheed Martin Corp.
    4.250%, 11/15/19........................................ $2,700 $ 3,026,441
Loews Corp.
    5.250%, 03/15/16........................................    190     212,845
Lorillard Tobacco Co.
    6.875%, 05/01/20........................................  2,000   2,423,220
Macy's Retail Holdings, Inc.
    3.875%, 01/15/22........................................  1,570   1,625,153
    2.875%, 02/15/23........................................  3,500   3,314,920
Magellan Midstream Partners LP
    4.250%, 02/01/21........................................  3,370   3,683,541
Manitoba, Province of Canada
    2.100%, 09/06/22........................................  3,000   2,934,771
Marathon Oil Corp.
    6.000%, 10/01/17........................................  1,000   1,195,030
    5.900%, 03/15/18........................................    227     272,961
Markel Corp.
    5.350%, 06/01/21........................................  4,200   4,665,263
Marsh & McLennan Cos., Inc.
    9.250%, 04/15/19........................................    225     298,908
McDonald's Corp.
    5.800%, 10/15/17........................................  1,000   1,206,194
    2.625%, 01/15/22........................................  2,900   2,944,025
McKesson Corp.
    7.500%, 02/15/19........................................  1,000   1,287,993
Medtronic, Inc.
    4.450%, 03/15/20........................................  1,840   2,096,168
    3.125%, 03/15/22........................................  1,600   1,674,504
MetLife, Inc.
    7.717%, 02/15/19........................................  4,275   5,582,128
Microsoft Corp.
    4.200%, 06/01/19........................................  3,225   3,679,702
    3.000%, 10/01/20........................................  2,000   2,125,920
Mobil Corp.
    8.625%, 08/15/21........................................  2,013   3,006,679
Mondelez International, Inc.
    5.375%, 02/10/20........................................  4,000   4,754,024
Monsanto Co.
    5.500%, 08/15/25........................................  3,500   4,418,575
Morgan Stanley
    5.500%, 07/28/21........................................  6,820   7,677,465
Murphy Oil Corp.
    3.700%, 12/01/22........................................  4,500   4,374,990
NASDAQ OMX Group, Inc. (The)
    5.550%, 01/15/20........................................  2,891   3,172,231
National Oilwell Varco, Inc.
    2.600%, 12/01/22........................................  8,500   8,437,754

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ ----------
                                                             (000)
New Brunswick, Province of Canada
    9.750%, 05/15/20........................................ $1,000 $1,440,556
News America, Inc.
    4.500%, 02/15/21........................................  2,800  3,164,787
Nexen, Inc.
    6.200%, 07/30/19........................................    275    337,014
Nisource Finance Corp.
    6.125%, 03/01/22........................................  4,425  5,269,883
Noble Holding International, Ltd.
    3.950%, 03/15/22........................................  4,100  4,231,434
Nordic Investment Bank
    5.000%, 02/01/17........................................  1,000  1,166,700
Northern Trust Corp.
    3.450%, 11/04/20........................................    450    483,047
    3.375%, 08/23/21........................................  4,400  4,647,760
    2.375%, 08/02/22........................................  3,016  2,928,234
Northrop Grumman Corp.
    5.050%, 08/01/19........................................  1,125  1,303,003
    3.500%, 03/15/21........................................  2,256  2,389,167
Novartis Capital Corp.
    4.400%, 04/24/20........................................  4,000  4,584,348
NSTAR LLC
    4.500%, 11/15/19........................................  1,900  2,159,356
Occidental Petroleum Corp.
    2.700%, 02/15/23........................................  8,650  8,623,540
Ohio Power Co.
    5.375%, 10/01/21........................................  3,606  4,289,261
Omnicom Group, Inc.
    4.450%, 08/15/20........................................  3,650  3,979,821
ONEOK Partners LP
    8.625%, 03/01/19........................................  4,200  5,592,749
Ontario, Province of Canada
    2.450%, 06/29/22........................................  1,700  1,697,894
Oracle Corp.
    5.000%, 07/08/19........................................  2,100  2,504,292
PepsiCo, Inc.
    4.500%, 01/15/20........................................  1,575  1,803,632
Petro-Canada
    6.050%, 05/15/18........................................  2,261  2,737,343
Philip Morris International, Inc.
    5.650%, 05/16/18........................................  1,800  2,166,467
Plains All American Pipeline LP
    6.500%, 05/01/18........................................  2,130  2,611,301
    5.000%, 02/01/21........................................  1,000  1,143,807
    2.850%, 01/31/23........................................  4,000  3,899,292
PNC Funding Corp.
    4.375%, 08/11/20........................................  4,730  5,356,815

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
PPG Industries, Inc.
    2.700%, 08/15/22...................................... $1,000 $  978,138
Praxair, Inc.
    4.050%, 03/15/21......................................  3,800  4,210,784
    2.200%, 08/15/22......................................  1,250  1,200,348
Precision Castparts Corp.
    2.500%, 01/15/23......................................  8,000  7,802,904
Principal Financial Group, Inc.
    8.875%, 05/15/19......................................    330    446,651
Private Export Funding Corp.
    4.300%, 12/15/21......................................  1,407  1,648,741
Progress Energy, Inc.
    7.050%, 03/15/19......................................  2,000  2,517,588
Progressive Corp. (The)
    3.750%, 08/23/21......................................  6,800  7,382,393
Prudential Financial, Inc.
    5.375%, 06/21/20......................................  4,170  4,861,469
Quest Diagnostics, Inc.
    4.700%, 04/01/21......................................  1,770  1,928,010
Questar Corp.
    2.750%, 02/01/16......................................    500    523,077
Raytheon Co.
    3.125%, 10/15/20......................................  2,900  3,052,067
Reinsurance Group of America, Inc.
    5.625%, 03/15/17......................................    200    226,258
    5.000%, 06/01/21......................................  1,500  1,648,089
Republic Services, Inc.
    3.550%, 06/01/22......................................  4,000  4,133,164
Reynolds American, Inc.
    3.250%, 11/01/22......................................  6,850  6,779,198
Rio Tinto Finance USA, Ltd.
    4.125%, 05/20/21......................................  3,800  4,124,706
Rowan Cos., Inc.
    7.875%, 08/01/19......................................    600    752,702
Ryder System, Inc.
    5.850%, 11/01/16......................................  1,400  1,578,419
Safeway, Inc.
    5.000%, 08/15/19......................................  2,025  2,172,521
SCANA Corp.
    6.250%, 04/01/20......................................  1,750  2,047,976
Sempra Energy
    9.800%, 02/15/19......................................    160    224,847
Shell International Finance BV
    4.300%, 09/22/19......................................  1,500  1,723,052
    4.375%, 03/25/20......................................  3,000  3,449,136
Southwest Airlines Co.
    5.250%, 10/01/14......................................    675    721,657

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ ----------
                                                             (000)
Southwestern Public Service Co.
    8.750%, 12/01/18........................................ $  350 $  469,803
StanCorp Financial Group, Inc.
    5.000%, 08/15/22........................................  5,000  5,158,650
State Street Corp.
    4.375%, 03/07/21........................................  6,200  7,014,934
Sunoco Logistics Partners Operations LP
    4.650%, 02/15/22........................................  2,895  3,130,971
Svensk Exportkredit AB
    5.125%, 03/01/17........................................  1,400  1,626,240
Talisman Energy, Inc.
    7.750%, 06/01/19........................................  2,760  3,557,151
Target Corp.
    2.900%, 01/15/22........................................  6,535  6,687,873
TD Ameritrade Holding Corp.
    5.600%, 12/01/19........................................  1,200  1,435,108
Time Warner Cable, Inc.
    8.750%, 02/14/19........................................  2,645  3,532,411
Time Warner, Inc.
    4.750%, 03/29/21........................................  2,200  2,487,492
    4.000%, 01/15/22........................................  1,800  1,943,935
Total Capital SA
    4.450%, 06/24/20........................................  3,000  3,449,160
Toyota Motor Credit Corp.
    4.250%, 01/11/21........................................  1,200  1,347,040
TransCanada Pipelines, Ltd.
    7.125%, 01/15/19........................................    915  1,168,789
    3.800%, 10/01/20........................................  2,000  2,214,620
    2.500%, 08/01/22........................................  5,112  4,982,886
Travelers Cos., Inc. (The)
    5.800%, 05/15/18........................................    190    232,254
    3.900%, 11/01/20........................................  4,200  4,687,998
UBS AG
    4.875%, 08/04/20........................................  6,000  6,843,216
Unilever Capital Corp.
    4.800%, 02/15/19........................................    825    969,278
    4.250%, 02/10/21........................................  3,500  3,962,679
UnionBanCal Corp.
    3.500%, 06/18/22........................................  6,400  6,651,558
United Parcel Service, Inc.
    3.125%, 01/15/21........................................  2,000  2,113,946
United Technologies Corp.
    4.500%, 04/15/20........................................  1,925  2,225,687
UnitedHealth Group, Inc.
    2.750%, 02/15/23........................................  7,750  7,652,792
Unum Group
    5.625%, 09/15/20........................................  3,500  3,994,302

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------ ------------
                                                           (000)
Valero Energy Corp.
    9.375%, 03/15/19...................................... $2,375 $  3,252,491
Verizon Communications, Inc.
    8.750%, 11/01/18......................................    367      501,570
    4.600%, 04/01/21......................................  4,050    4,598,666
VF Corp.
    3.500%, 09/01/21......................................  2,000    2,113,208
Viacom, Inc.
    4.500%, 03/01/21......................................  2,900    3,243,928
Vodafone Group P.L.C.
    4.375%, 03/16/21......................................  4,500    5,139,140
Walgreen Co.
    5.250%, 01/15/19......................................  1,320    1,532,949
    3.100%, 09/15/22......................................  2,124    2,114,334
Wal-Mart Stores, Inc.
    5.800%, 02/15/18......................................  1,000    1,214,953
    3.625%, 07/08/20......................................  3,075    3,365,898
Walt Disney Co. (The)
    2.550%, 02/15/22......................................  4,000    3,972,824
Waste Management, Inc.
    4.600%, 03/01/21......................................  2,500    2,787,675
WellPoint, Inc.
    3.125%, 05/15/22......................................  4,900    4,864,715
Wells Fargo & Co.
    4.600%, 04/01/21......................................  2,100    2,373,023
    3.500%, 03/08/22......................................  5,700    5,941,361
Western Union Co. (The)
    3.650%, 08/22/18......................................  3,000    3,073,917
    5.253%, 04/01/20......................................  3,568    3,826,412
Westpac Banking Corp.
    4.875%, 11/19/19......................................  2,250    2,636,541
Whirlpool Corp.
    4.700%, 06/01/22......................................  3,000    3,177,495
Williams Partners LP
    4.000%, 11/15/21......................................  3,500    3,675,714
    3.350%, 08/15/22......................................  1,300    1,291,076
Wisconsin Electric Power Co.
    2.950%, 09/15/21......................................  4,070    4,183,960
WR Berkley Corp.
    5.375%, 09/15/20......................................    800      900,289
Xerox Corp.
    4.500%, 05/15/21......................................  5,000    5,201,255
Zimmer Holdings, Inc.
    4.625%, 11/30/19......................................  2,500    2,806,562
                                                                  ------------
TOTAL BONDS...............................................         904,899,665
                                                                  ------------

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO
CONTINUED


                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                     ---------- --------------
SECURITIES LENDING COLLATERAL -- (10.4%)
(S)@ DFA Short Term Investment Fund.................  9,593,777 $  111,000,000
 @ Repurchase Agreement, Deutsche Bank Securities,
  Inc. 0.17%, 02/01/13 (Collateralized by FNMA
  3.500%, 11/01/42, valued at $763,179) to be
  repurchased at $748,219........................... $      748        748,215
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL.................               111,748,215
                                                                --------------

                                                                    VALUE+
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,056,101,279)^^...........................            $1,079,311,073
                                                                ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3      TOTAL
                                ------- --------------  ------- --------------
Agency Obligations.............   --    $   62,663,193    --    $   62,663,193
Bonds..........................   --       904,899,665    --       904,899,665
Securities Lending Collateral..   --       111,748,215    --       111,748,215
Forward Currency Contracts**...   --          (121,480)   --          (121,480)
                                  --    --------------    --    --------------
TOTAL..........................         $1,079,189,593    --    $1,079,189,593
                                  ==    ==============    ==    ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                        DFA INVESTMENT GRADE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                        SHARES..     VALUE+....
                                                      ---------- --------------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)...........
Investment in DFA Intermediate-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 38,847,707 $ 421,886,098 Investment in DFA Intermediate Government Fixed
  Income Portfolio of DFA Investment Dimensions
  Group Inc.......................................... 25,220,685    325,851,251
Investment in DFA Short-Term Extended Quality
  Portfolio of DFA Investment Dimensions Group Inc... 17,940,062 195,546,676 Investment in DFA Short-Term Government Portfolio of
  DFA Investment Dimensions Group Inc................  7,954,002     85,585,062
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES.......................................
     (Cost $1,021,275,182)...........................             1,028,869,087
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.2%).................
BlackRock Liquidity Funds TempCash
  Portfolio - Institutional Shares...................
  (Cost $1,801,849)..................................  1,801,849      1,801,849
                                                                 --------------
   TOTAL INVESTMENTS - (100.0%)......................
     (Cost $1,023,077,031)^^.........................            $1,030,670,936
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $1,028,869,087   --      --    $1,028,869,087
Temporary Cash Investments.......      1,801,849   --      --         1,801,849
                                  --------------   --      --    --------------
TOTAL............................ $1,030,670,936   --      --    $1,030,670,936
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                 DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)
U.S. TREASURY OBLIGATIONS -- (99.5%)
U.S. Treasury Inflation Notes
   2.500%, 07/15/16................................. $    28,129 $   37,115,327
   2.375%, 01/15/17.................................     129,000    171,891,552
   2.625%, 07/15/17.................................     140,000    187,092,614
   1.625%, 01/15/18.................................     153,500    196,336,629
   1.375%, 07/15/18.................................     159,100    198,551,689
   2.125%, 01/15/19.................................     148,500    193,687,930
   1.875%, 07/15/19.................................     122,500    160,979,649
   1.375%, 01/15/20.................................     117,000    147,510,953
   1.250%, 07/15/20.................................     101,000    126,297,972
   1.125%, 01/15/21.................................     101,000    124,417,729
   0.625%, 07/15/21.................................     104,000    120,401,096
   0.125%, 01/15/22.................................     112,000    123,154,112
   2.375%, 01/15/25.................................      90,000    146,836,743
   2.000%, 01/15/26.................................      65,800     98,836,271
   2.375%, 01/15/27.................................      53,300     82,632,194
   1.750%, 01/15/28.................................      59,200     82,877,980
   3.625%, 04/15/28.................................      58,700    130,572,647
   2.500%, 01/15/29.................................      62,800     94,574,835
   3.875%, 04/15/29.................................      68,400    156,017,982
   3.375%, 04/15/32.................................      28,000     58,643,253
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS.....................              2,638,429,157
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (0.5%)
   BlackRock Liquidity Funds FedFund Portfolio......  14,123,541     14,123,541
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,371,564,162)^^...........................             $2,652,552,698
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
U.S. Treasury Obligations....          -- $2,638,429,157   --    $2,638,429,157
Temporary Cash Investments... $14,123,541             --   --        14,123,541
                              ----------- --------------   --    --------------
TOTAL........................ $14,123,541 $2,638,429,157   --    $2,652,552,698
                              =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                    DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ ----------
                                                             (000)
MUNICIPAL BONDS -- (97.7%)
ALABAMA -- (0.5%)
Alabama Water Pollution Control Authority (RB) Series B
    2.000%, 08/15/14........................................ $5,255 $5,380,489
City of Birmingham (GO) Series A (NATL-RE)
    5.000%, 04/01/16........................................  2,800  3,161,956
                                                                    ----------
TOTAL ALABAMA...............................................         8,542,445
                                                                    ----------
ALASKA -- (0.4%)
City of Anchorage (GO) Series B (NATL-RE)
    5.000%, 12/01/14........................................  3,440  3,731,609
City of Anchorage (GO) Series F (NATL-RE FGIC)
    4.250%, 09/01/13........................................  2,385  2,440,070
                                                                    ----------
TOTAL ALASKA................................................         6,171,679
                                                                    ----------
ARIZONA -- (4.7%)
Arizona School Facilities Board (RB)
    5.000%, 01/01/15........................................  1,125  1,222,234
Arizona State Transportation Board (RB)
    5.000%, 07/01/13........................................  8,000  8,156,240
    5.000%, 07/01/14........................................  4,815  5,126,530
    5.000%, 07/01/17........................................  2,105  2,473,943
City of Phoenix (GO) Series A
    5.000%, 07/01/14........................................  7,975  8,495,608
City of Scottsdale (GO)
    5.000%, 07/01/14........................................  2,500  2,663,575
Maricopa County Community College District (GO) Series A
    4.000%, 07/01/13........................................  5,000  5,077,600
Maricopa County Unified School District (GO) (AGM)
    5.000%, 07/01/13........................................  6,800  6,926,344
Phoenix Civic Improvement Corp. (RB) (AMBAC)
    5.000%, 07/01/14........................................  4,000  4,258,200
Pima County (GO)
    3.000%, 07/01/16........................................  1,625  1,733,534
Salt River Project Agricultural Improvement & Power
  District (RB) Series A
    5.000%, 01/01/14........................................  7,000  7,301,840
    5.000%, 01/01/15........................................  4,430  4,813,771

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ -----------
                                                           (000)
ARIZONA -- (Continued)
Salt River Project Agricultural Improvement & Power
  District (RB) Series B
    4.000%, 12/01/14...................................... $3,190 $ 3,400,093
    4.000%, 01/01/16......................................  5,000   5,482,850
Scottsdale Municipal Property Corp. (RB)
    5.000%, 07/01/13......................................  3,070   3,129,834
Town of Gilbert (GO)
    5.000%, 07/01/14......................................  3,600   3,835,008
                                                                  -----------
TOTAL ARIZONA.............................................         74,097,204
                                                                  -----------
COLORADO -- (0.3%)
City of Aurora (GO)
    5.000%, 12/01/14......................................  4,515   4,901,168
                                                                  -----------
CONNECTICUT -- (2.3%)
Connecticut State (GO) Series A
    5.000%, 04/15/13......................................  4,000   4,037,600
    2.500%, 02/15/14......................................  2,000   2,046,580
    3.250%, 02/15/14......................................  2,800   2,886,744
Connecticut State (GO) Series A (NATL-RE)
    5.000%, 03/01/13......................................  3,855   3,868,454
Connecticut State (GO) Series B (NATL-RE)
    5.000%, 12/01/13......................................  5,000   5,196,650
Connecticut State (GO) Series C
    5.000%, 12/01/13......................................  5,700   5,924,181
    5.000%, 12/01/15......................................  4,000   4,496,560
Connecticut State Econonmic Recovery (GO) Series D
    5.000%, 01/01/14......................................  3,500   3,651,270
Hartford County Metropolitan District (GO) Series A
    4.000%, 07/15/15......................................  3,900   4,222,257
                                                                  -----------
TOTAL CONNECTICUT.........................................         36,330,296
                                                                  -----------
DELAWARE -- (0.7%)
City of Wilmington (GO) Series A
    5.000%, 12/01/14......................................  2,625   2,845,999
Delaware Transportation Authority (RB) Series A
    5.000%, 07/01/15......................................  4,270   4,729,964

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
DELAWARE -- (Continued)
    5.000%, 07/01/15...................................... $ 3,480 $ 3,854,866
                                                                   -----------
TOTAL DELAWARE............................................          11,430,829
                                                                   -----------
DISTRICT OF COLUMBIA -- (3.0%)
District of Columbia (GO)
    2.000%, 09/30/13......................................  47,000  47,566,820
                                                                   -----------
FLORIDA -- (4.0%)
Broward County (GO)
    5.000%, 01/01/14......................................   5,000   5,217,000
Charlotte County School District (GO)
    2.000%, 03/31/13......................................  19,000  19,057,190
Florida State Board of Education (GO) Series B
    5.000%, 06/01/16......................................   2,500   2,853,275
    5.000%, 06/01/17......................................   9,700  11,386,636
Florida State Board of Education (GO) Series B (ST GTD)
    5.250%, 06/01/13......................................   3,700   3,760,495
Florida State Board of Education (GO) Series C
    5.000%, 06/01/15......................................   6,440   7,106,604
Florida State Board of Education (GO) Series D
    5.000%, 06/01/13......................................  13,085  13,288,472
                                                                   -----------
TOTAL FLORIDA.............................................          62,669,672
                                                                   -----------
GEORGIA -- (1.2%)
Athens-Clarke County Unified Government Water & Sewerage
  Revenue (RB)
    5.000%, 01/01/17......................................   1,100   1,278,211
City of Albany (GO)
    3.000%, 06/01/17......................................   2,220   2,423,108
Georgia State Road & Tollway Authority (RB) Series A
    5.000%, 06/01/16......................................     255     289,950
    5.000%, 06/01/17......................................   1,000   1,165,090
Henry County School District (GO) Series A (ST AID
  WITHHLDG)
    5.000%, 04/01/13......................................  14,000  14,105,280
                                                                   -----------
TOTAL GEORGIA.............................................          19,261,639
                                                                   -----------

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
HAWAII -- (2.7%)
City & County of Honolulu (GO) Series A (NATL-RE)
    5.000%, 07/01/13...................................... $ 1,445 $ 1,473,221
City & County of Honolulu (GO) Series B (AGM)
    5.500%, 07/01/13......................................   2,000   2,043,120
City & County of Honolulu (GO) Series B (FSA)
    5.250%, 07/01/15......................................   4,220   4,693,315
Hawaii State (GO) Series CY (AGM)
    5.750%, 02/01/13......................................   4,750   4,750,000
Hawaii State (GO) Series DG (AMBAC)
    5.000%, 07/01/13......................................   6,000   6,116,700
    5.000%, 07/01/15......................................  15,945  17,646,332
Hawaii State (GO) Series DT
    4.000%, 11/01/14......................................   4,950   5,262,939
                                                                   -----------
TOTAL HAWAII..............................................          41,985,627
                                                                   -----------
ILLINOIS -- (0.5%)
City of Peoria (GO) Series D
    4.000%, 01/01/17......................................   1,620   1,790,586
Du Page Cook & Will Counties Community College District
  No. 502 (GO)
    5.000%, 06/01/16......................................   5,000   5,657,100
                                                                   -----------
TOTAL ILLINOIS............................................           7,447,686
                                                                   -----------
KANSAS -- (2.0%)
City of Lawrence (GO) Series I
    1.000%, 10/01/13......................................  24,215  24,343,340
Johnson County Unified School District No. 229 Blue
  Valley (GO) Series B
    4.000%, 10/01/13......................................   6,745   6,913,692
                                                                   -----------
TOTAL KANSAS..............................................          31,257,032
                                                                   -----------
KENTUCKY -- (0.7%)
Kentucky State Asset Liability Commission (RB) Series A
  (AMBAC)
    5.000%, 10/01/16......................................     500     572,385

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 KENTUCKY -- (Continued)
 Louisville & Jefferson County Metropolitan Sewer District
   (RB) Series B
     5.000%, 05/15/15...................................... $ 9,415 $10,337,199
                                                                    -----------
 TOTAL KENTUCKY............................................          10,909,584
                                                                    -----------
 LOUISIANA -- (0.1%)
 Saint Tammany Parish Wide School District No.12 (GO)
   (ASSURED GTY)
     5.000%, 03/01/16......................................     930   1,047,692
                                                                    -----------
 MARYLAND -- (2.3%)
 Baltimore County (GO)
     5.000%, 02/01/14......................................   4,750   4,975,150
 Cecil County (GO)
     3.000%, 06/01/14......................................   1,110   1,149,216
 Maryland State (GO)
     5.500%, 08/01/13......................................   6,000   6,155,940
 Maryland State (GO) First Series
     5.000%, 03/15/13......................................   3,000   3,016,230
 Maryland State (GO) Series B
     5.000%, 02/15/13......................................  14,000  14,018,900
 Maryland State (GO) Series C
     5.000%, 03/01/16......................................   1,000   1,136,360
 Maryland State Department of Transportation (RB)
     5.000%, 11/01/13......................................   4,120   4,266,260
 University System of Maryland (RB) Series D
     3.000%, 04/01/15......................................   2,200   2,316,798
                                                                    -----------
 TOTAL MARYLAND............................................          37,034,854
                                                                    -----------
 MASSACHUSETTS -- (4.1%)
 City of Boston (GO) Series A
     5.000%, 04/01/14......................................   4,650   4,900,774
 Commonwealth of Massachusetts (GO) (Series D)
     5.500%, 11/01/14......................................   4,585   4,991,460
 Commonwealth of Massachusetts (GO) Series A
     2.000%, 04/25/13......................................  21,000  21,091,140
     5.000%, 08/01/14......................................   4,800   5,130,432
 Commonwealth of Massachusetts (GO) Series C (GO OF
   CMNWLTH)
     5.500%, 11/01/15......................................   2,200   2,497,550

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
 MASSACHUSETTS -- (Continued)
 Commonwealth of Massachusetts (GO) Series C (NATL-RE FGIC
   GO OF CMNWLTH)
     5.500%, 11/01/14...................................... $ 5,000 $ 5,443,250
 Commonwealth of Massachusetts (GO) Series D (NATL-RE)
     5.500%, 11/01/13......................................   7,550   7,845,884
 Commonwealth of Massachusetts (RB) Series A
     5.500%, 12/15/13......................................   9,450   9,873,076
 University of Massachusetts Building Authority (RB)
   Series 1 (AMBAC)
     5.250%, 11/01/13......................................   3,490   3,619,793
                                                                    -----------
 TOTAL MASSACHUSETTS.......................................          65,393,359
                                                                    -----------
 MICHIGAN -- (2.2%)
 Michigan Municipal Bond Authority (RB)
     5.000%, 10/01/13......................................   3,240   3,342,254
     5.500%, 10/01/13......................................  15,085  15,610,561
 Michigan State (GO)
     5.500%, 12/01/13......................................  10,000  10,434,300
 University of Michigan (RB) Series C
     2.000%, 04/01/13......................................   4,840   4,854,084
                                                                    -----------
 TOTAL MICHIGAN............................................          34,241,199
                                                                    -----------
 MINNESOTA -- (3.7%)
 Chaska Independent School District No. 112 (GO) Series A
   (SD CRED PROG)
     4.000%, 02/01/15......................................   5,740   6,143,005
 City of Minneapolis (GO)
     3.000%, 12/01/15......................................   8,700   9,321,441
 City of Minneapolis (GO) Series B
     4.000%, 12/01/15......................................   8,830   9,708,055
 Minnesota Public Facilities Authority (RB) Series B
     5.000%, 03/01/14......................................   5,800   6,096,728
 Minnesota State (GO)
     5.000%, 08/01/14......................................   2,000   2,140,780
 Minnesota State (GO) Series H
     5.000%, 11/01/14......................................  15,000  16,227,150
     5.000%, 11/01/15......................................   5,000   5,621,450

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
MINNESOTA -- (Continued)
Washington County (GO) Series A
    5.000%, 02/01/15...................................... $ 3,275 $ 3,566,966
                                                                   -----------
TOTAL MINNESOTA...........................................          58,825,575
                                                                   -----------
MISSOURI -- (0.2%)
Missouri State (GO) Series A
    5.000%, 10/01/13......................................   2,600   2,682,056
                                                                   -----------
NEBRASKA -- (0.4%)
University of Nebraska Facilities Corp. (RB)
    5.000%, 07/15/16......................................   5,220   5,982,538
                                                                   -----------
NEVADA -- (2.2%)
Clark County (GO)
    5.000%, 11/01/16......................................   7,425   8,541,720
Clark County School District (GO) Series B (AMBAC)
    4.500%, 06/15/17......................................   5,770   6,621,652
Clark County School District (GO) Series C
    5.000%, 06/15/16......................................   1,000   1,139,000
Nevada State (GO)
    5.000%, 06/01/13......................................  12,990  13,189,007
Nevada State (GO) (NATL-RE FGIC)
    5.000%, 12/01/13......................................   1,400   1,454,460
Truckee Meadows Water Authority (RB)
    5.000%, 07/01/15......................................   3,900   4,304,235
                                                                   -----------
TOTAL NEVADA..............................................          35,250,074
                                                                   -----------
NEW HAMPSHIRE -- (0.3%)
City of Dover (GO)
    3.000%, 06/15/16......................................   1,850   1,976,429
    3.000%, 06/15/17......................................   1,000   1,082,460
City of Nashua (GO)
    5.000%, 03/15/17......................................   1,400   1,633,604
                                                                   -----------
TOTAL NEW HAMPSHIRE.......................................           4,692,493
                                                                   -----------
NEW JERSEY -- (2.0%)
East Windsor Regional School District (GO) (SCH BD RES FD)
    3.000%, 03/01/16......................................     625     660,188
Livingston Township (GO)
    3.000%, 01/15/16......................................   1,335   1,414,272
    3.000%, 01/15/17......................................   1,810   1,943,831

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
NEW JERSEY -- (Continued)
New Jersey State (GO)
    5.000%, 04/01/13...................................... $ 3,900 $ 3,929,211
    5.000%, 06/01/13......................................   5,940   6,031,595
    5.000%, 06/01/14......................................   4,600   4,885,062
    5.000%, 08/01/14......................................   4,000   4,276,600
New Jersey State (GO) Series H
    5.250%, 07/01/15......................................   3,500   3,892,560
New Jersey State (GO) Series M (AMBAC)
    5.500%, 07/15/14......................................   4,000   4,297,160
                                                                   -----------
TOTAL NEW JERSEY..........................................          31,330,479
                                                                   -----------
NEW MEXICO -- (0.1%)
New Mexico State (RB) Series A
    5.000%, 07/01/13......................................   2,000   2,038,980
                                                                   -----------
NEW YORK -- (7.3%)
City of New York (GO) Series A
    5.000%, 08/01/14......................................   7,865   8,407,606
City of New York (GO) Series A-1
    5.000%, 08/01/14......................................   2,500   2,672,475
City of New York (GO) Series B
    5.000%, 08/01/15......................................  10,000  11,095,900
City of New York (GO) Series C
    5.000%, 08/01/15......................................   2,630   2,918,222
City of New York (GO) Series E
    5.000%, 08/01/13......................................   6,475   6,627,098
City of New York (GO) Series H-2
    3.000%, 06/01/16......................................   4,000   4,292,000
City of New York (GO) Series I
    5.000%, 08/01/14......................................   4,000   4,275,960
Long Beach City School District (GO) (ST AID WITHHLDG)
    3.000%, 05/01/16......................................   3,740   3,929,992
New York State (GO) Series C
    3.000%, 02/01/14......................................   4,655   4,782,314
    3.000%, 02/01/15......................................   3,010   3,166,099
New York State Dormitory Authority (RB) (GO OF UNIV)
    5.000%, 07/01/13......................................   4,590   4,680,423
New York State Dormitory Authority (RB) Series A
    5.000%, 02/15/15......................................   1,025   1,119,905
    5.000%, 03/15/16......................................  20,000  22,688,400
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/14......................................   7,500   7,897,575

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
NEW YORK -- (Continued)
New York State Urban Development Corp. (RB) Series A
    5.000%, 03/15/17...................................... $ 2,195 $  2,569,994
Suffolk County (GO)
    4.000%, 10/15/13......................................   3,060    3,133,715
Suffolk County (GO) Series A
    4.000%, 04/01/16......................................   1,035    1,120,439
    3.000%, 05/15/16......................................   3,325    3,503,586
Suffolk County (GO) Series B
    3.000%, 10/15/15......................................   4,290    4,525,736
    3.000%, 10/15/16......................................   2,000    2,120,740
Suffolk County (GO) Series B (AGM)
    5.250%, 05/01/16......................................   3,315    3,732,292
Suffolk County (GO) Series C
    4.000%, 10/15/15......................................   5,890    6,369,976
                                                                   ------------
TOTAL NEW YORK............................................          115,630,447
                                                                   ------------
NORTH CAROLINA -- (3.0%)
City of Charlotte (GO) Series B
    5.000%, 06/01/16......................................   2,335    2,668,275
Mecklenburg County (GO) Series B
    2.000%, 03/01/16......................................   5,000    5,228,350
Mecklenburg County (GO) Series C
    5.000%, 02/01/14......................................   5,680    5,949,232
North Carolina State (GO) Series A
    5.500%, 03/01/14......................................   3,000    3,169,530
    5.000%, 03/01/17......................................   9,025   10,600,133
North Carolina State (GO) Series B
    5.000%, 04/01/16......................................   7,350    8,379,220
Sanford Enterprise (RB) Series A
    5.000%, 06/01/15......................................   2,540    2,801,061
Wake County (GO)
    4.500%, 03/01/13......................................   7,800    7,824,570
Wake County (GO) Series C
    5.000%, 03/01/15......................................   1,400    1,531,852
                                                                   ------------
TOTAL NORTH CAROLINA......................................           48,152,223
                                                                   ------------
OHIO -- (3.4%)
City of Cincinnati School District (GO) (AGM)
    5.000%, 12/01/13......................................  11,730   12,188,291

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
OHIO -- (Continued)
City of Columbus (GO) Series 2
    5.000%, 07/01/13........................................ $3,000 $ 3,058,710
    5.000%, 07/01/14........................................  4,605   4,911,693
City of Columbus (GO) Series D
    5.000%, 12/15/13........................................    575     598,834
City of Mason School District (GO) (NATL-RE FGIC)
    5.000%, 12/01/15........................................  2,000   2,247,080
Greater Cleveland Regional Transit Authority (GO) Series B
    5.000%, 12/01/16........................................  2,725   3,132,714
Ohio State (GO)
    5.000%, 05/01/14........................................  5,000   5,292,950
    5.000%, 11/01/15........................................  2,425   2,720,050
Ohio State (GO) Series C
    5.000%, 09/15/14........................................  3,105   3,339,893
    5.000%, 08/01/15........................................  4,000   4,444,680
    5.000%, 08/01/17........................................  2,475   2,926,440
Ohio State (GO) Series D
    5.000%, 09/15/14........................................  3,800   4,087,470
Ohio State University (RB) Series A (ETM)
    4.000%, 12/01/15........................................     55      60,437
Ohio State University (RB) Series A (UP)
    4.000%, 12/01/15........................................    945   1,035,890
Ohio State Water Development Authority (RB) Series A
    5.000%, 06/01/16........................................  3,080   3,520,686
                                                                    -----------
TOTAL OHIO..................................................         53,565,818
                                                                    -----------
OKLAHOMA -- (0.9%)
Cleveland County Independent School District No. 29 (GO)
    1.500%, 03/01/16........................................  4,415   4,523,521
    1.500%, 03/01/17........................................  1,465   1,501,259
Oklahoma State Turnpike Authority (RB) Series A
    5.000%, 01/01/15........................................  1,320   1,434,088
Tulsa County Independent School District No. 3 (GO)
    2.000%, 04/01/15........................................  2,425   2,499,181
    2.000%, 04/01/16........................................  4,300   4,464,561
                                                                    -----------
TOTAL OKLAHOMA..............................................         14,422,610
                                                                    -----------

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
OREGON -- (3.2%)
City of Portland (GO) Series A
    4.000%, 06/01/15....................................... $ 2,000 $ 2,156,560
Jackson County School District No. 5 (GO) (NATL-RE FGIC
  SCH BD GTY)
    5.000%, 06/15/15.......................................   1,965   2,169,832
Multnomah County (GO)
    5.000%, 10/01/14.......................................   5,490   5,918,659
Oregon State (GO) Series A
    2.000%, 06/28/13.......................................  30,500  30,725,090
Portland Community College District (GO)
    5.000%, 06/15/14.......................................   7,410   7,885,870
Washington County School District No. 15 Forest Grove (GO)
  (AGM SCH BD GTY)
    5.250%, 06/15/15.......................................   1,555   1,720,374
                                                                    -----------
TOTAL OREGON...............................................          50,576,385
                                                                    -----------
PENNSYLVANIA -- (2.5%)
Commonwealth of Pennsylvania (GO) First Series (NATL-RE)
    5.250%, 02/01/13.......................................   5,755   5,755,000
Commonwealth of Pennsylvania (GO) Second Series
    5.500%, 06/01/14.......................................   8,000   8,549,600
Commonwealth of Pennsylvania (GO) Series A
    5.000%, 02/15/14.......................................   9,000   9,440,460
    5.000%, 02/15/16.......................................   7,420   8,388,533
    5.000%, 05/01/16.......................................   2,025   2,305,442
Conestoga Valley School District (GO) (ST AID WITHHLDG)
    4.000%, 01/15/17.......................................   2,680   2,975,899
University of Pittsburgh of the Commonwealth System of
  Higher Education (RB) Series B (GO OF UNIV)
    5.000%, 09/15/15.......................................   1,850   2,060,049
                                                                    -----------
TOTAL PENNSYLVANIA.........................................          39,474,983
                                                                    -----------
RHODE ISLAND -- (0.8%)
Rhode Island State & Providence Plantations (GO) (AGM)
    5.000%, 02/15/15.......................................   2,130   2,324,043

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
RHODE ISLAND -- (Continued)
Rhode Island State & Providence Plantations (GO) (AGM) (ETM)
    5.000%, 02/15/15........................................ $1,255 $ 1,371,740
Rhode Island State & Providence Plantations (GO) Series A
    4.000%, 08/01/17........................................  2,065   2,330,456
Rhode Island State & Providence Plantations (GO) Series B
  (NATL-RE)
    5.000%, 08/01/13........................................  4,700   4,808,758
Rhode Island State & Providence Plantations (GO) Series E
  (NATL-RE)
    5.000%, 11/01/15........................................  2,260   2,515,312
                                                                    -----------
TOTAL RHODE ISLAND..........................................         13,350,309
                                                                    -----------
SOUTH CAROLINA -- (2.5%)
Beaufort County School District (GO) Series A (SCSDE)
    5.000%, 03/01/14........................................  5,505   5,784,819
Beaufort County School District (GO) Series B (SCSDE)
    5.000%, 03/01/14........................................  2,795   2,937,070
Beaufort County School District (GO) Series D (SCSDE)
    5.000%, 03/01/17........................................  6,425   7,512,495
Clemson University (RB)
    2.000%, 05/01/16........................................  1,355   1,402,466
Oconee County School District (GO) Series B (SCSDE)
    4.000%, 03/01/14........................................  1,100   1,143,538
Richland County School District No. 2 (GO) Series C (SCSDE)
    5.000%, 02/01/16........................................  6,330   7,147,773
South Carolina State (GO) Series A
    4.000%, 06/01/15........................................  6,000   6,498,780
South Carolina State Public Service Authority (RB) Series A
  (NATL-RE FGIC)
    5.500%, 01/01/15........................................    500     547,450
South Carolina State Public Service Authority (RB) Series E
    5.000%, 01/01/15........................................    835     906,334

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
SOUTH CAROLINA -- (Continued)
York County School District No. 3 (GO) Series B (SCSDE)
    5.000%, 03/01/15...................................... $ 4,770 $ 5,215,041
                                                                   -----------
TOTAL SOUTH CAROLINA......................................          39,095,766
                                                                   -----------
SOUTH DAKOTA -- (0.1%)
Sioux Falls School District No.49-5 (GO) Series B
    5.000%, 07/01/15......................................   1,500   1,657,380
                                                                   -----------
TENNESSEE -- (2.1%)
City of Kingsport (GO) Series B
    3.000%, 04/01/17......................................   2,005   2,179,776
City of Memphis (GO) Series A
    5.000%, 04/01/17......................................   1,230   1,442,372
Hamilton County (GO)
    3.000%, 03/01/13......................................   1,550   1,553,208
Knox County (GO)
    5.500%, 04/01/14......................................   6,300   6,673,023
Shelby County (GO) Series A
    5.000%, 04/01/14......................................   6,680   7,045,864
Shelby County (GO) Series A (ETM)
    5.000%, 04/01/14......................................   1,665   1,756,192
Sumner County (GO)
    5.000%, 06/01/14......................................   8,500   9,030,230
Tennessee State (GO) Series A
    5.000%, 05/01/14......................................   3,000   3,176,910
                                                                   -----------
TOTAL TENNESSEE...........................................          32,857,575
                                                                   -----------
TEXAS -- (16.6%)
Arlington Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/14......................................   5,885   6,171,776
Austin Independent School District (GO) (PSF-GTD)
    5.000%, 08/01/14......................................   6,895   7,376,064
Carrollton-Farmers Branch Independent School District
  (GO) (PSF-GTD)
    5.000%, 02/15/16......................................   6,570   7,444,533
City of Dallas (GO)
    5.000%, 02/15/14......................................   8,770   9,198,239
    5.000%, 02/15/14......................................   4,585   4,808,886
    5.000%, 02/15/15......................................  11,800  12,897,636
    5.000%, 02/15/15......................................   2,440   2,666,969

                                                            FACE
                                                           AMOUNT    VALUE+
                                                           ------- -----------
                                                           (000)
TEXAS -- (Continued)
City of Dallas (GO) Series A
    5.000%, 02/15/16...................................... $ 2,530 $ 2,858,622
City of Dallas (RB) (AMBAC)
    5.000%, 10/01/13......................................   7,605   7,844,557
City of Frisco (GO) (NATL-RE FGIC)
    5.250%, 02/15/16......................................   1,175   1,338,313
City of Houston (GO) Series A
    4.000%, 03/01/16......................................   4,500   4,956,345
    5.000%, 03/01/16......................................  17,850  20,202,094
City of San Antonio Electric & Gas (RB)
    5.375%, 02/01/15......................................   5,975   6,564,553
City of San Antonio Electric & Gas (RB) Series A
    5.250%, 02/01/14......................................  12,015  12,609,142
    5.250%, 02/01/14......................................      90      94,396
    5.000%, 02/01/15......................................   3,025   3,301,001
    5.000%, 02/01/16......................................   2,875   3,248,261
County of El Paso (GO) (NATL-RE)
    5.000%, 02/15/16......................................   2,490   2,803,018
County of Fort Bend (GO) (NATL-RE)
    5.000%, 03/01/13......................................   2,110   2,117,406
Dallas Waterworks & Sewer System (RB) (AMBAC)
    5.000%, 10/01/14......................................   9,000   9,696,420
Denton County (GO) Series A
    5.000%, 07/15/15......................................   3,960   4,385,225
Fort Bend Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/15......................................   3,000   3,334,650
Fort Worth Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/13......................................   8,025   8,035,834
Houston Independent School District (GO) Series A-1
    5.000%, 02/15/15......................................   4,000   4,371,240
North Texas Municipal Water District (RB)
    5.000%, 09/01/14......................................   1,155   1,239,696
    5.000%, 06/01/16......................................   2,130   2,427,966
Northwest Independent School District (GO) (PSF-GTD)
    5.000%, 02/15/15......................................   1,000   1,092,810
Nueces County (GO)
    2.000%, 02/15/15......................................   2,375   2,451,166

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
TEXAS -- (Continued)
San Marcos Consolidated Independent School District (GO)
  (PSF-GTD)
    5.250%, 08/01/14...................................... $ 3,195 $  3,432,261
Socorro Independent School District (GO) (PSF-GTD)
    5.250%, 08/15/14......................................   2,270    2,441,135
Texas Public Finance Authority (RB) Series A
    5.000%, 01/01/14......................................   5,000    5,216,100
    5.000%, 07/01/15......................................  10,000   11,084,800
    5.000%, 01/01/16......................................   3,345    3,763,125
Texas State (GO)
    5.000%, 10/01/16......................................   5,000    5,790,300
Texas State (RN)
    2.500%, 08/30/13......................................  46,500   47,124,960
Texas State Transportation Commission (RB)
    4.000%, 04/01/13......................................   1,500    1,509,030
    5.000%, 04/01/14......................................   5,870    6,190,091
Texas Tech University (RB) Series 12
    5.000%, 02/15/16......................................   2,095    2,368,460
University of Texas (RB) Series A
    5.000%, 07/01/14......................................   5,250    5,595,818
University of Texas (RB) Series B
    5.250%, 08/15/13......................................   3,850    3,952,910
University of Texas (RB) Series F
    5.000%, 08/15/15......................................   2,405    2,679,074
Williamson County (GO) (NATL-RE)
    5.000%, 02/15/14......................................   5,000    5,244,150
                                                                   ------------
TOTAL TEXAS...............................................          261,929,032
                                                                   ------------
UTAH -- (1.8%)
Alpine School District (GO) (SCH BD GTY)
    3.000%, 03/15/16......................................   2,770    2,970,160
City of Salt Lake (GO)
    2.500%, 06/28/13......................................  19,000   19,178,790
Davis County School District (GO) Series B
    5.000%, 06/01/13......................................   2,000    2,031,040
Utah State (GO) Series B
    4.000%, 07/01/13......................................   4,700    4,772,944
                                                                   ------------
TOTAL UTAH................................................           28,952,934
                                                                   ------------

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
VIRGINIA -- (3.1%)
City of Norfolk (GO) Series A
    4.000%, 03/01/16....................................... $ 2,000 $ 2,201,540
City of Richmond (GO) Series C (ST AID WITHHLDG)
    5.000%, 07/15/15.......................................   5,325   5,887,214
Fairfax County (GO) Series A (ST AID WITHHLDG)
    5.000%, 04/01/13.......................................   9,975  10,050,511
    5.000%, 04/01/14.......................................   9,375   9,890,719
    4.000%, 04/01/16.......................................   3,065   3,397,369
Loudoun County (GO) Series B (ST AID WITHHLDG)
    5.000%, 12/01/13.......................................   5,285   5,494,180
Virginia State Public School Authority (RB)
    5.250%, 08/01/13.......................................   6,385   6,542,773
Virginia State Public School Authority (RB) Series B
    5.000%, 08/01/13.......................................   5,505   5,634,312
                                                                    -----------
TOTAL VIRGINIA.............................................          49,098,618
                                                                    -----------
WASHINGTON -- (6.5%)
City of Seattle (GO)
    5.000%, 05/01/14.......................................   8,300   8,788,372
City of Seattle (GO) Series B
    5.000%, 08/01/15.......................................   7,385   8,205,990
King County School District No. 1 (GO) (SCH BD GTY)
    5.000%, 12/01/13.......................................  15,000  15,593,700
King County School District No. 414 (GO) (NATL-RE SCH BD
  GTY)
    5.000%, 12/01/13.......................................   1,500   1,559,370
King County Sewer Enterprise (RB)
    4.000%, 01/01/15.......................................   6,595   7,042,603
    4.000%, 01/01/16.......................................   6,510   7,128,776
King County Sewer Revenue (RB) Series B
    5.000%, 01/01/14.......................................   5,075   5,294,342
Snohomish County Public Utility District No .1 (RB)
    5.000%, 12/01/15.......................................   5,000   5,607,200
Washington State (GO) (AGM)
    5.000%, 07/01/14.......................................   5,145   5,485,393
Washington State (GO) Series 2010C
    5.000%, 01/01/15.......................................   6,100   6,632,103

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                            FACE
                                                           AMOUNT     VALUE+
                                                           ------- ------------
                                                           (000)
WASHINGTON -- (Continued)
Washington State (GO) Series A
    5.000%, 01/01/16...................................... $ 2,000 $  2,252,460
Washington State (GO) Series C
    5.000%, 02/01/14......................................   6,895    7,221,065
Washington State (GO) Series D
    5.000%, 01/01/14......................................   3,330    3,474,522
Washington State (GO) Series R-2010A
    5.000%, 01/01/15......................................  10,960   11,916,041
    5.000%, 01/01/17......................................   1,215    1,412,863
Washington State (GO) Series R-2011C
    4.000%, 07/01/15......................................   4,000    4,335,320
                                                                   ------------
TOTAL WASHINGTON..........................................          101,950,120
                                                                   ------------
WISCONSIN -- (3.3%)
Madison Metropolitan School District (RN)
    2.000%, 09/04/13......................................  25,000   25,274,750
Wisconsin State (GO) Series 1 (AMBAC)
    5.000%, 05/01/16......................................  14,075   16,014,535

                                                        FACE
                                                       AMOUNT        VALUE+
                                                     ----------- --------------
                                                       (000)
WISCONSIN -- (Continued)
Wisconsin State (GO) Series A
    4.000%, 05/01/16................................ $     5,090 $    5,628,675
    5.000%, 05/01/16................................       4,780      5,438,684
                                                                 --------------
TOTAL WISCONSIN.....................................                 52,356,644
                                                                 --------------
TOTAL MUNICIPAL BONDS...............................              1,544,161,824
                                                                 --------------

                                                       SHARES
                                                     -----------
TEMPORARY CASH INVESTMENTS -- (2.3%)
   BlackRock Liquidity Funds MuniFund Portfolio.....  36,700,167     36,700,167
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,561,597,295)^^...........................             $1,580,861,991
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Municipal Bonds..............          -- $1,544,161,824   --    $1,544,161,824
Temporary Cash Investments... $36,700,167             --   --        36,700,167
                              ----------- --------------   --    --------------
TOTAL........................ $36,700,167 $1,544,161,824   --    $1,580,861,991
                              =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
MUNICIPAL BONDS -- (98.8%)
ALASKA -- (0.4%)
Borough of North Slope (GO) Series A
    4.000%, 06/30/18......................................... $  400 $  457,516
                                                                     ----------
ARIZONA -- (1.3%)
City of Phoenix (GO) Series A
    5.000%, 07/01/15.........................................    400    441,968
City of Scottsdale (GO)
    5.000%, 07/01/15.........................................    500    553,730
Pima County (GO)
    3.000%, 07/01/16.........................................    450    480,056
                                                                     ----------
   TOTAL ARIZONA.............................................         1,475,754
                                                                     ----------
ARKANSAS -- (3.1%)
Arkansas State (GO)
    5.000%, 04/01/18.........................................  2,500  3,020,825
Springdale School District No. 50 (GO) Series A (ST AID
  WITHHLDG)
    4.000%, 06/01/16.........................................    400    442,572
                                                                     ----------
   TOTAL ARKANSAS............................................         3,463,397
                                                                     ----------
CALIFORNIA -- (0.2%)
Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/15.........................................    250    276,040
                                                                     ----------
COLORADO -- (1.8%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID
  WITHHLDG)
    5.000%, 12/01/21.........................................    425    533,107
Arapahoe County School District No. 5 (GO) (ST AID WITHHLDG)
    3.000%, 12/15/16.........................................    750    815,595
Boulder County (RB)
    5.000%, 07/15/18.........................................    540    648,146
                                                                     ----------
   TOTAL COLORADO............................................         1,996,848
                                                                     ----------
CONNECTICUT -- (0.7%)
Connecticut State (ST) Revenue Series A (AMBAC)
    4.000%, 08/01/16.........................................    300    333,624

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
CONNECTICUT -- (Continued)
Town of Trumbull (GO) Series A
    3.000%, 09/01/16...................................... $  450 $  485,127
                                                                  ----------
   TOTAL CONNECTICUT......................................           818,751
                                                                  ----------
FLORIDA -- (5.4%)
City of Jacksonville (RB)
    5.000%, 10/01/18......................................    315    378,728
City of Tallahassee Energy System (RB)
    5.000%, 10/01/20......................................    250    299,065
Florida State Board of Education (GO) Series A
    5.000%, 06/01/17......................................    150    176,082
    5.000%, 06/01/19......................................    450    551,961
Florida State Board of Education (GO) Series B
    5.000%, 06/01/17......................................    300    352,164
    5.000%, 06/01/20......................................    800    990,960
Florida State Board of Education (GO) Series D
5.000%, 06/01/22..........................................  1,000  1,270,520
Pasco County Water & Sewer (RB) Series A
    4.000%, 10/01/17......................................    320    364,186
Tampa Bay Water Supply (RB)
    5.000%, 10/01/19......................................    450    556,466
Tampa Bay Water Supply (RB) Series A
    5.000%, 10/01/16......................................  1,000  1,152,960
                                                                  ----------
   TOTAL FLORIDA..........................................         6,093,092
                                                                  ----------
GEORGIA -- (1.5%)
Georgia State Road & Tollway Authority (RB) Series A
    5.000%, 06/01/16......................................  1,200  1,364,472
Gordon County School District (GO) (ST AID WITHHLDG)
    3.000%, 09/01/17......................................    250    272,058
                                                                  ----------
   TOTAL GEORGIA..........................................         1,636,530
                                                                  ----------
HAWAII -- (2.2%)
City & County of Honolulu (GO) Series B
    5.000%, 08/01/20......................................    350    433,671

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
HAWAII -- (Continued)
City & County of Honolulu (GO) Series B (AGM)
    5.250%, 07/01/17......................................... $  545 $  647,689
City & County of Honolulu (GO) Series C
    2.000%, 11/01/16.........................................  1,230  1,286,580
Hawaii State (GO) Series DO
    5.000%, 08/01/16.........................................    100    114,720
                                                                     ----------
   TOTAL HAWAII..............................................         2,482,660
                                                                     ----------
ILLINOIS -- (0.8%)
Chicago Park District (GO) Series 2008E
    5.000%, 11/15/18.........................................    250    304,588
University of Illinois (RB) Series A
    5.000%, 04/01/20.........................................    500    599,530
                                                                     ----------
   TOTAL ILLINOIS............................................           904,118
                                                                     ----------
    IOWA -- (0.7%)...........................................
City of Ankeny (GO) Series D
    4.000%, 06/01/18.........................................    700    798,812
                                                                     ----------
KANSAS -- (1.9%)
City of Topeka (GO) Series A
    4.000%, 08/15/15.........................................    450    487,850
Johnson County Unified School District No. 232 (GO) Series A
    5.000%, 09/01/17.........................................    400    468,788
Sedgwick County (GO) Series B
    3.000%, 08/01/17.........................................    500    548,405
Wyandotte County Unified Government (GO) Series A
    3.000%, 08/01/18.........................................    580    635,947
                                                                     ----------
   TOTAL KANSAS..............................................         2,140,990
                                                                     ----------
LOUISIANA -- (2.9%)
Bossier Parish School Board (GO)
    4.000%, 03/01/17.........................................  1,020  1,144,838
Lafayette Louisiana Public Improvement Sales (RB) Series ST-A
    4.000%, 03/01/17.........................................  1,330  1,487,685
Saint Tammany Parish Wide School District No.12 (GO)
  (ASSURED GTY)
    5.000%, 03/01/16.........................................    575    647,766
                                                                     ----------
   TOTAL LOUISIANA...........................................         3,280,289
                                                                     ----------

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
MARYLAND -- (2.0%)
Maryland State (GO) Series A
    5.000%, 03/01/16...................................... $1,000 $1,136,360
Town of Ocean City (GO)
    3.000%, 10/01/18......................................    825    916,938
University System of Maryland (RB) Series D
    3.000%, 04/01/15......................................    135    142,167
                                                                  ----------
   TOTAL MARYLAND.........................................         2,195,465
                                                                  ----------
MASSACHUSETTS -- (2.8%)
City of Woburn (GO)
    4.000%, 09/01/22......................................    350    408,051
Town of Auburn (GO)
    2.000%, 03/15/19......................................    750    789,330
Town of Reading (GO)
    5.000%, 02/01/18......................................  1,065  1,267,233
Town of Westwood (GO)
    3.000%, 06/01/16......................................    600    646,266
                                                                  ----------
   TOTAL MASSACHUSETTS....................................         3,110,880
                                                                  ----------
MICHIGAN -- (0.5%)
Kentwood Public Schools (GO)
    4.000%, 05/01/22......................................    500    571,715
                                                                  ----------
MINNESOTA -- (1.1%)
Stillwater Independent School District No. 834 (GO)
  Series A (SD CRED PROG)
    3.000%, 02/01/16......................................  1,200  1,280,760
                                                                  ----------
MISSOURI -- (0.9%)
City of Kansas (GO) Series A
    4.000%, 02/01/22......................................    500    586,840
City of Liberty (GO)
    4.000%, 03/01/16......................................    385    423,053
                                                                  ----------
   TOTAL MISSOURI.........................................         1,009,893
                                                                  ----------
NEVADA -- (2.9%)
Clark County (RB) (AMBAC)
    5.000%, 07/01/16......................................    400    451,284
Clark County School District (GO) Series A
    5.000%, 06/15/19......................................  1,500  1,789,245
Clark County School District (GO) Series A (NATL-RE FGIC)
    4.500%, 06/15/17......................................    400    459,040

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
NEVADA -- (Continued)
Nevada State (GO) Series D
    5.000%, 06/01/17......................................... $  425 $  498,504
                                                                     ----------
   TOTAL NEVADA..............................................         3,198,073
                                                                     ----------
NEW HAMPSHIRE -- (0.9%)
City of Dover (GO)
    3.000%, 06/15/19.........................................    600    650,226
City of Nashua (GO)
    5.000%, 03/15/17.........................................    330    385,064
                                                                     ----------
   TOTAL NEW HAMPSHIRE.......................................         1,035,290
                                                                     ----------
NEW JERSEY -- (6.4%)
Essex County (GO) Series A
    5.000%, 08/01/20.........................................  1,000  1,202,290
New Milford School District (GO) (SCH BD RES FD)
    4.000%, 08/15/16.........................................    440    482,271
Princeton Regional School District (GO) (ST AID WITHHLDG)
    1.750%, 02/01/22.........................................  1,095  1,078,805
South Orange & Maplewood School District (GO) (SCH BD RES FD)
    3.000%, 03/01/22.........................................    350    373,208
Township of Livingston (GO)
    3.000%, 01/15/21.........................................    350    376,922
Township of North Brunswick (GO)
    2.000%, 08/01/18.........................................  1,075  1,111,851
Union County (GO) Series B
    3.000%, 03/01/22.........................................  2,360  2,510,474
                                                                     ----------
   TOTAL NEW JERSEY..........................................         7,135,821
                                                                     ----------
NEW MEXICO -- (2.1%)
Farmington Municipal School District No. 5 (GO) (ST AID
  WITHHLDG)
    4.000%, 09/01/20.........................................    945  1,102,456
Las Cruces School District No. 2 (GO) Series A (ST AID
  WITHHLDG)
    4.000%, 08/01/19.........................................  1,000  1,155,360
    4.000%, 08/01/20.........................................    125    145,136
                                                                     ----------
   TOTAL NEW MEXICO..........................................         2,402,952
                                                                     ----------
NEW YORK -- (6.2%)
Albany County (GO) Series B
    4.000%, 11/01/18.........................................  2,470  2,858,333

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
NEW YORK -- (Continued)
City of New York (GO) Series B
    5.000%, 08/01/19......................................... $  600 $  733,116
    5.000%, 08/01/22.........................................    600    749,574
City of New York (GO) Series C
    5.250%, 08/01/18.........................................    430    524,028
City of New York (GO) Series F
    3.000%, 08/01/15.........................................    150    159,033
Malverne Union Free School District (GO) (ST AID WITHHLDG)
    2.125%, 08/01/17.........................................    605    631,820
New York State Dormitory Authority (RB) Series C
    5.000%, 03/15/19.........................................    525    640,132
New York State Urban Development Corp. (RB)
    5.000%, 12/15/18.........................................    510    622,266
                                                                     ----------
   TOTAL NEW YORK............................................         6,918,302
                                                                     ----------
NORTH CAROLINA -- (1.8%)
City of High Point (GO)
    5.000%, 03/01/18.........................................    700    842,758
Lincoln County (GO) Series A
    2.000%, 06/01/17.........................................    500    517,655
Onslow County (GO)
    5.000%, 04/01/17.........................................    600    704,670
                                                                     ----------
   TOTAL NORTH CAROLINA......................................         2,065,083
                                                                     ----------
NORTH DAKOTA -- (0.3%)
North Dakota State Board of Higher Education (RB) Series A
    2.000%, 04/01/16.........................................    300    308,349
                                                                     ----------
OHIO -- (3.6%)
Oakwood City School District (GO)
    2.000%, 12/01/17.........................................    280    290,730
Ohio State (GO) Series A
    5.000%, 09/01/19.........................................    550    675,840
    3.000%, 02/01/22.........................................    500    545,680
    5.000%, 09/15/22.........................................    200    252,822
Ohio State (GO) Series B
    5.000%, 08/01/17.........................................    400    472,960
Ohio State (GO) Series C
    5.000%, 09/15/21.........................................  1,000  1,256,910

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
OHIO -- (Continued)
Ohio State Major New Street Infrastructure Project (RB)
  Series 2008-1
    5.500%, 06/15/15......................................... $  500 $  556,600
                                                                     ----------
   TOTAL OHIO................................................         4,051,542
                                                                     ----------
OKLAHOMA -- (3.0%)
City of Tulsa (GO)
    5.000%, 12/01/17.........................................    400    478,052
Cleveland County Independent School District No. 29 (GO)
    1.500%, 03/01/16.........................................  1,250  1,280,725
Tulsa County Independent School District No. 1 (GO)
    2.000%, 09/01/15.........................................  1,090  1,128,324
Tulsa County Independent School District No. 3 (GO)
    2.000%, 04/01/16.........................................    425    441,265
                                                                     ----------
   TOTAL OKLAHOMA............................................         3,328,366
                                                                     ----------
OREGON -- (1.8%)
City of Portland (GO)
    4.000%, 06/01/20.........................................    935  1,085,946
Deschutes County (GO)
    3.000%, 12/01/15.........................................    225    239,110
Deschutes County Administrative School District No. 1 (GO)
  (NATL-RE FGIC)
    5.000%, 06/15/16.........................................    200    227,442
Washington County School District No. 1 (GO) (NATL-RE FGIC)
    5.250%, 06/15/17.........................................    400    474,624
                                                                     ----------
   TOTAL OREGON..............................................         2,027,122
                                                                     ----------
PENNSYLVANIA -- (1.9%)
Marple Newtown School District (GO) (AGM ST AID WITHHLDG)
    4.000%, 06/01/16.........................................    375    412,312
Monroe County (GO)
    4.000%, 12/15/18.........................................    400    458,564
West View Municipal Authority (RB)
    4.000%, 11/15/20.........................................  1,100  1,256,013
                                                                     ----------
   TOTAL PENNSYLVANIA........................................         2,126,889
                                                                     ----------

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
RHODE ISLAND -- (0.3%)
Rhode Island State & Providence Plantations (GO) Series A
    5.000%, 08/01/22...................................... $  300 $  372,744
                                                                  ----------
SOUTH CAROLINA -- (0.3%)
Clemson University (RB)
    3.000%, 05/01/21......................................    350    383,145
                                                                  ----------
TENNESSEE -- (5.8%)
City of Johnson City (GO)
    2.000%, 06/01/18......................................  1,000  1,043,230
    3.000%, 06/01/19......................................    875    968,922
City of Pigeon Forge (GO)
    4.000%, 06/01/21......................................    670    784,000
Williamson County (GO)
    4.000%, 03/01/18......................................  1,445  1,666,605
Williamson County (GO) Series A
    4.000%, 05/01/22......................................    300    357,909
Wilson County (GO) (NATL-RE)
    5.000%, 04/01/15......................................    450    494,280
Wilson County (GO) Series B
    4.000%, 04/01/20......................................  1,040  1,222,707
                                                                  ----------
   TOTAL TENNESSEE........................................         6,537,653
                                                                  ----------
TEXAS -- (13.5%)
Austin Independent School District (GO) (PSF-GTD)
    5.000%, 08/01/20......................................    350    436,747
City of Copperas Cove (GO)
    4.000%, 08/15/15......................................    750    811,508
City of Fort Worth Water & Sewer System (RB)
    5.000%, 02/15/19......................................    400    486,312
City of Houston (GO) Series A
    5.000%, 03/01/21......................................  1,500  1,873,155
City of Richardson (GO)
    4.250%, 02/15/18......................................    400    464,228
City of San Antonio Electric & Gas (RB) Series D
    5.000%, 02/01/19......................................    400    487,584
Galveston County (GO)
    5.000%, 02/01/22......................................  1,000  1,242,900
Grayson County (GO)
    5.000%, 01/01/21......................................  1,990  2,439,183
Harris County (GO) Series A
    4.000%, 10/01/18......................................    430    498,189

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
TEXAS -- (Continued)
Harris County Metropolitan Transit Authority (RB) Series B
    4.000%, 11/01/18........................................ $  400 $   462,888
Houston Community College System (GO)
    5.000%, 02/15/17........................................  1,000   1,166,140
La Porte Independent School District (GO)
    5.000%, 02/15/21........................................  1,700   2,092,071
Mansfield Independent School District (GO)
    5.000%, 02/15/20........................................  1,000   1,220,690
Mansfield Independent School District (GO) Series A
  (PSF-GTD)
    5.000%, 02/15/22........................................    500     631,340
Pflugerville Independent School District (GO) (PSF-GTD)
    5.000%, 08/15/16........................................    350     402,482
Texas Transportation Commission (RB)
    5.250%, 04/01/26........................................    300     401,172
                                                                    -----------
   TOTAL TEXAS..............................................         15,116,589
                                                                    -----------
UTAH -- (0.4%)
Davis County (GO)
    4.000%, 02/01/18........................................    350     399,326
                                                                    -----------
VIRGINIA -- (1.0%)
City of Newport News (GO) Series A
    2.000%, 07/15/18........................................    515     540,266
Virginia State Public School Authority (RB) Series D (ST
  AID WITHHLDG)
    5.250%, 08/01/18........................................    500     609,635
                                                                    -----------
   TOTAL VIRGINIA...........................................          1,149,901
                                                                    -----------
WASHINGTON -- (12.3%)
City of Seattle Municipal Light & Power (RB) Series A
    5.000%, 06/01/22........................................    310     390,832
City of Seattle Municipal Light & Power (RB) Series B
    5.000%, 02/01/16........................................    425     478,962

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ -----------
                                                           (000)
WASHINGTON -- (Continued)
Clark County School District No.119 Battleground (GO)
  (SCH BD GTY)
    4.000%, 12/01/22...................................... $2,000 $ 2,337,560
King County (GO)
    5.000%, 01/01/21......................................    425     531,539
King County School District No. 210 (GO) (SCH BD GTY)
    2.000%, 12/01/18......................................  1,200   1,264,908
King County School District No. 415 (GO) (AGM SCH BD GTY)
    5.000%, 12/01/17......................................    425     507,488
North Thurston Public Schools (GO) (SCH BD GTY)
    5.000%, 12/01/20......................................  1,200   1,488,876
Snohomish County Public Utility District No. 1 (RB)
    5.000%, 12/01/19......................................    400     489,584
Snohomish County School District No.15 Edmonds (GO) (SCH
  BD GTY)
    5.000%, 12/01/20......................................  1,000   1,249,030
Spokane County (GO)
    5.000%, 12/01/22......................................  1,025   1,293,786
Spokane County Wastewater System (RB) Series A
    5.000%, 12/01/15......................................    300     336,612
Thurston County School District No. 111 (GO) (SCH BD GTY)
    5.000%, 12/01/21......................................    425     537,056
Washington State (GO)
    5.000%, 07/01/17......................................    300     354,147
Washington State (GO) Series B-1
    5.000%, 08/01/21......................................  1,300   1,631,942
Washington State (GO) Series D
    5.000%, 02/01/19......................................    400     486,808
Washington State (GO) Series R-2012C
    4.000%, 07/01/21......................................    350     411,600
                                                                  -----------
   TOTAL WASHINGTON.......................................         13,790,730
                                                                  -----------
WISCONSIN -- (4.1%)
Milwaukee County (GO) Series A
    5.000%, 10/01/16......................................    520     597,506
Milwaukee County Metropolitan Sewer District (GO) Series A
    5.500%, 10/01/15......................................    350     393,925

DFA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
WISCONSIN -- (Continued)
Sun Prairie Area School District (GO)
    4.000%, 03/01/20....................................... $  570 $    647,645
Swallow School District (GO)
    2.000%, 04/01/16.......................................    390      403,439
Wisconsin State (GO) Series 2
    5.000%, 11/01/20.......................................  2,000    2,506,300
                                                                   ------------
   TOTAL WISCONSIN.........................................           4,548,815
                                                                   ------------
TOTAL MUNICIPAL BONDS......................................         110,890,202
                                                                   ------------

                                                          SHARES      VALUE+
                                                         --------- ------------
TEMPORARY CASH INVESTMENTS -- (1.2%)
   BlackRock Liquidity Funds MuniFund Portfolio......... 1,307,041 $  1,307,041
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $111,739,469)^^.................................           $112,197,243
                                                                   ------------

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Municipal Bonds...................         -- $110,890,202   --    $110,890,202
Temporary Cash Investments........ $1,307,041           --   --       1,307,041
                                   ---------- ------------   --    ------------
TOTAL............................. $1,307,041 $110,890,202   --    $112,197,243
                                   ========== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

              DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
MUNICIPAL BONDS -- (97.8%)
CALIFORNIA -- (97.8%)
Anaheim Public Financing Authority (RB)
    4.500%, 08/01/13......................................... $  800 $  815,848
    4.000%, 08/01/14.........................................    550    578,941
Anaheim Union High School District (GO) (AGM)
    5.000%, 08/01/13.........................................    950    972,173
    5.000%, 08/01/14.........................................    800    855,936
Atascadero Unified School District (GO) Series A (AGM)
    3.000%, 08/01/15.........................................    315    331,484
Bay Area Toll Authority (RB) Series F
    5.000%, 04/01/13.........................................    775    780,805
    3.900%, 04/01/14.........................................    900    937,665
    5.000%, 04/01/15.........................................    495    543,258
California Educational Facilities Authority (RB)
    5.000%, 10/01/16.........................................    700    791,091
California Educational Facilities Authority (RB) Series A
    5.000%, 04/01/13.........................................  2,250  2,266,920
California Educational Facilities Authority (RB) Series P
    5.250%, 12/01/13.........................................    925    963,508
California Educational Facilities Authority (RB) Series T-4
    5.000%, 03/15/14.........................................  3,890  4,096,209
California Infrastructure & Economic Development Bank (RB)
  (AGM)
    5.250%, 07/01/13.........................................  2,000  2,041,420
California Infrastructure & Economic Development Bank (RB)
  Series A (AMBAC)
    5.250%, 10/01/13.........................................  4,900  5,058,368
California State (GO)
    5.250%, 03/01/13.........................................    850    853,102
    3.000%, 09/01/13.........................................  2,000  2,031,540
    4.200%, 11/01/13.........................................  1,825  1,878,308
    5.000%, 03/01/14.........................................  2,925  3,071,718
    5.000%, 03/01/14.........................................  2,850  2,992,956
    5.000%, 03/01/14.........................................    800    840,128
    5.000%, 04/01/14.........................................  2,250  2,371,612
    5.000%, 04/01/14.........................................    555    584,998
    5.000%, 05/01/14.........................................  5,075  5,368,386

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
    4.500%, 06/01/14......................................... $  750 $  791,228
    5.000%, 06/01/14.........................................  3,065  3,253,681
    5.000%, 08/01/14.........................................  1,480  1,582,342
    4.000%, 09/01/14.........................................    875    925,032
    4.000%, 10/01/14.........................................  1,600  1,696,048
    3.000%, 11/01/14.........................................    665    695,404
    5.000%, 11/01/14.........................................  2,000  2,160,700
    6.000%, 02/01/15.........................................    950  1,052,476
    3.000%, 03/01/15.........................................    500    525,205
    5.000%, 03/01/15.........................................  3,900  4,257,084
    5.000%, 03/01/15.........................................    500    545,780
    4.000%, 04/01/15.........................................    700    751,674
    5.000%, 04/01/15.........................................  1,000  1,095,220
    5.000%, 09/01/15.........................................  1,000  1,112,680
    5.000%, 10/01/15.........................................  1,000  1,116,020
    5.000%, 10/01/15.........................................    500    558,010
    3.000%, 11/01/15.........................................    500    532,545
    5.000%, 12/01/15.........................................    700    786,058
    5.000%, 02/01/16.........................................  1,275  1,436,479
    5.000%, 03/01/16.........................................  1,245  1,406,613
    3.000%, 09/01/16.........................................  1,500  1,617,090
    5.000%, 09/01/16.........................................  2,350  2,698,693
    4.000%, 10/01/16.........................................  1,175  1,310,630
    5.000%, 10/01/16.........................................  2,090  2,406,405
    5.000%, 10/01/16.........................................    795    915,355
    5.000%, 11/01/16.........................................  2,410  2,782,080
    5.500%, 04/01/18.........................................  3,565  4,359,068
    5.000%, 09/01/18.........................................    250    302,555
California State (GO) (AMBAC)
    5.000%, 02/01/14.........................................    770    805,790
    6.000%, 04/01/16.........................................  1,265  1,472,574
    6.000%, 02/01/17.........................................  1,000  1,200,250
California State (GO) (NATL-RE FGIC)
    5.000%, 03/01/14.........................................  1,565  1,643,500
California State (GO) (NATL-RE)
    4.000%, 09/01/14.........................................  1,000  1,057,180
    4.125%, 06/01/15.........................................    200    216,426
    5.000%, 06/01/15.........................................    310    341,710
    4.000%, 09/01/15.........................................    500    543,595
California State (GO) Series 2
    4.000%, 09/01/15.........................................    750    815,392
California State (GO) Series CF
    2.250%, 12/01/13.........................................    500    505,430

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
California State Department of Transportation (RB) Series A
  (NATL-RE FGIC)
    4.500%, 02/01/13......................................... $1,000 $1,000,000
    5.000%, 02/01/15.........................................  2,275  2,473,084
California State Department of Water Resources (RB)
    5.500%, 12/01/13.........................................  1,075  1,121,870
California State Department of Water Resources (RB) (NATL-RE)
    5.000%, 12/01/14.........................................  1,500  1,624,575
California State Department of Water Resources (RB) Series AE
    5.000%, 12/01/14.........................................    575    622,754
California State Department of Water Resources (RB) Series L
    5.000%, 05/01/14.........................................  1,200  1,269,072
    4.000%, 05/01/15.........................................  2,790  3,008,429
    5.000%, 05/01/15.........................................  4,050  4,457,146
    5.000%, 05/01/16.........................................    385    438,588
    5.000%, 05/01/17.........................................  1,350  1,587,074
California State Department of Water Resources (RB) Series M
    5.000%, 05/01/14.........................................    750    793,170
    4.000%, 05/01/15.........................................  2,250  2,426,152
    4.000%, 05/01/16.........................................  2,250  2,491,178
California State Economic Recovery (GO) (ETM) Series A
  (NATL-RE)
    5.250%, 07/01/13.........................................  1,845  1,882,822
California State Economic Recovery (GO) Series A
    5.250%, 07/01/13.........................................    870    887,731
    5.250%, 07/01/14.........................................  2,445  2,614,610
    5.250%, 07/01/14.........................................     95    101,632
California State Economic Recovery (GO) Series A (NATL-RE
  FGIC)
    5.250%, 07/01/14.........................................  3,445  3,683,980
California State Economic Recovery (GO) Series A (NATL-RE)
    5.250%, 07/01/13.........................................  2,180  2,224,428

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
California State Public Works Board of Regents University
  California (RB) Series A
    5.000%, 03/01/14......................................... $  860 $  902,278
California State Public Works Board of Regents University
  California (RB) Series B (NATL-RE FGIC)
    5.000%, 06/01/17.........................................  1,275  1,502,638
California State University (RB) Series A
    5.000%, 11/01/15.........................................  5,850  6,548,139
    5.000%, 11/01/16.........................................    500    576,995
Charter Oak Unified School District (GO) Series B (AGM)
    5.000%, 07/01/13.........................................  2,805  2,859,669
City & County of San Francisco (GO)
    4.000%, 06/15/15.........................................  2,000  2,163,600
City & County of San Francisco (GO) Series 2008-R1
    5.000%, 06/15/14.........................................    500    532,110
City & County of San Francisco (GO) Series A
    4.000%, 06/15/13.........................................  1,000  1,013,750
    5.000%, 06/15/15.........................................  2,490  2,752,048
    5.000%, 06/15/15.........................................    750    828,930
City & County of San Francisco Public Utilities Commission
  (RB) Series C
    5.000%, 11/01/13.........................................    525    543,475
City of Bakersfield School District (GO) Series A (AGM)
    4.000%, 11/01/14.........................................    400    419,848
City of Fairfield (RB) (AGM)
    4.250%, 04/01/13.........................................    500    502,965
City of Folsom (GO)
    4.000%, 08/01/14.........................................  1,285  1,344,560
City of Los Angeles (GO) Series A
    2.500%, 09/01/13.........................................  2,670  2,704,950
    3.000%, 09/01/15.........................................  3,000  3,189,060
    3.250%, 09/01/16.........................................    500    545,085
City of Los Angeles (GO) Series A (NATL-RE FGIC)
    5.250%, 09/01/13.........................................  1,000  1,028,810
City of Los Angeles (GO) Series A (NATL-RE)
    5.250%, 09/01/14.........................................  1,000  1,077,750

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
CALIFORNIA -- (Continued)
City of Los Angeles (RB) Series A
    5.000%, 06/01/13....................................... $ 1,300 $ 1,318,967
    4.000%, 06/01/14.......................................     520     541,486
    4.000%, 06/01/15.......................................   2,000   2,138,800
City of Oakland (GO)
    5.000%, 01/15/15.......................................     500     542,870
City of San Diego (GO) Series A
    2.500%, 06/28/13.......................................  16,200  16,353,900
City of San Jose (GO)
    5.000%, 09/01/14.......................................     500     536,255
City of Torrance (GO)
    1.000%, 07/04/13.......................................  12,500  12,540,750
City of Vernon (RB) Series A
    5.250%, 08/01/14.......................................   1,300   1,363,635
Coast Community College District (GO) (NATL-RE)
    5.250%, 08/01/14.......................................   1,000   1,073,320
Colton Joint Unified School District (GO)
    5.000%, 08/01/16.......................................   1,000   1,135,710
Conejo Valley Unified School District (GO)
    4.000%, 08/01/18.......................................     700     797,419
Contra Costa Community College District (GO) (NATL-RE FGIC)
    5.000%, 08/01/13.......................................   1,905   1,949,272
    5.000%, 08/01/14.......................................   1,985   2,123,176
Contra Costa County Public Financing Authority (RB) Series
  B (NATL-RE)
    5.000%, 06/01/15.......................................   1,700   1,850,756
Contra Costa Water District (RB) Series B
    4.000%, 10/01/14.......................................  10,000  10,605,400
Cupertino Union School District (GO) Series B
    4.000%, 08/01/15.......................................   1,260   1,370,250
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
    3.000%, 08/15/16.......................................     955   1,013,857
Desert Sands Unified School District (GO) (AGM)
    5.000%, 06/01/14.......................................   3,275   3,479,294
    5.000%, 06/01/14.......................................     600     637,428
East Bay Regional Park District (GO)
    4.000%, 09/01/13.......................................   1,375   1,404,219

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
Eastern Municipal Water District (RB) Series A
    4.000%, 07/01/13......................................... $2,120 $2,152,648
El Camino Community College District (GO) Series A (NATL-RE)
    5.000%, 08/01/13.........................................  3,060  3,131,879
    5.000%, 08/01/13.........................................  2,915  2,983,473
    5.000%, 08/01/13.........................................  1,600  1,637,584
El Monte Union High School District (GO) Series A (FSA)
    5.000%, 06/01/13.........................................  2,185  2,218,824
Escondido Union School District (GO) Series B (NATL-RE FGIC)
    5.500%, 08/01/14.........................................    550    590,227
Fairfield-Suisun Sewer District (RB) (ASSURED GTY)
    4.000%, 05/01/16.........................................  1,000  1,092,010
Fairfield-Suisun Unified School District Financing Corp. (GO)
    2.500%, 08/01/16.........................................    750    789,270
Folsom Cordova Unified School District School Facilities
  Improvement District No. 4 (GO) Series A (NATL- RE)
    5.000%, 10/01/16.........................................    550    615,923
Fontana Unified School District (GO)
    5.000%, 08/01/18.........................................  3,140  3,757,230
Foothill-De Anza Community College District (GO) Series B
    5.250%, 08/01/13.........................................  3,675  3,765,809
    5.250%, 08/01/13.........................................  2,000  2,049,420
Fremont Union High School District (GO)
    5.000%, 09/01/15.........................................    925  1,025,964
Fresno Unified School District (GO) Series A
    2.000%, 08/01/14.........................................    720    738,058
    4.000%, 08/01/16.........................................  1,695  1,865,856
Fresno Unified School District (GO) Series A (AGM)
    4.000%, 08/01/17.........................................  1,820  2,041,203
Gilroy Public Facilities Financing Authority (RB)
    4.000%, 11/01/14.........................................    400    421,772

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                            (000)
CALIFORNIA -- (Continued)
Glendale Unified School District (GO)
    4.000%, 09/01/15....................................... $ 1,160 $ 1,249,993
Golden West Schools Financing Authority (RB) (NATL-RE FGIC)
    5.000%, 08/01/13.......................................     525     537,306
Grossmont Union High School District (GO) (NATL-RE)
    4.000%, 08/01/13.......................................     500     509,230
    5.000%, 08/01/15.......................................   1,160   1,288,957
Hacienda La Puente Unified School District (GO) Series B
  (AGM)
    5.000%, 08/01/13.......................................   4,340   4,441,947
Hemet Unified School District (GO) Series A (AGM)
    5.750%, 08/01/14.......................................     500     537,100
    5.625%, 08/01/15.......................................     355     396,006
Huntington Beach Public Financing Authority (RB)
    3.000%, 09/01/16.......................................     950   1,015,816
Kern High School District (GO) Series C (NATL-RE FGIC)
    5.500%, 08/01/14.......................................     650     693,121
Long Beach Unified School District (GO) Series A
    5.000%, 08/01/13.......................................   2,500   2,558,350
    4.000%, 08/01/14.......................................   2,335   2,463,612
    5.000%, 08/01/14.......................................   1,000   1,069,920
Los Angeles Community College District (GO) Series A (AGM)
    5.250%, 08/01/13.......................................     825     845,180
    5.250%, 08/01/14.......................................   4,000   4,293,280
Los Angeles Community College District (GO) Series F-1
    3.250%, 08/01/14.......................................   2,300   2,400,372
    3.000%, 08/01/15.......................................     500     531,135
Los Angeles County Metropolitan Transportation Authority
  (RB)
    3.000%, 07/01/13.......................................   1,750   1,769,775
    4.000%, 07/01/13.......................................   1,325   1,345,339
Los Angeles County Metropolitan Transportation Authority
  (RB) (AMBAC)
    5.000%, 07/01/14.......................................     500     532,935
Los Angeles County Transportation (RN) Series B
    2.000%, 03/29/13.......................................  15,200  15,244,688

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
Los Angeles Department of Water & Power (RB) Series A
    5.000%, 07/01/14......................................... $1,715 $1,827,967
Los Angeles Municipal Improvement Corp. (RB) Series A
    4.000%, 11/01/14.........................................  2,770  2,915,813
    4.000%, 11/01/16.........................................  1,795  1,949,352
Los Angeles Municipal Improvement Corp. (RB) Series A
  (NATL-RE FGIC)
    4.000%, 01/01/16.........................................    400    431,764
Los Angeles Municipal Improvement Corp. (RB) Series C
    3.000%, 09/01/13.........................................    730    739,994
    3.000%, 03/01/16.........................................    750    790,365
Los Angeles Municipal Improvement Corp. (RB) Series E
    5.000%, 09/01/14.........................................    690    734,850
Los Angeles Unified School District (GO) (NATL-RE)
    5.750%, 07/01/14.........................................  2,045  2,201,504
    5.750%, 07/01/15.........................................  1,170  1,312,787
Los Angeles Unified School District (GO) Series A
    2.500%, 02/28/13.........................................  2,500  2,504,750
    4.000%, 07/01/17.........................................  5,500  6,237,330
Los Angeles Unified School District (GO) Series A (FGIC)
    6.000%, 07/01/13.........................................    400    409,384
Los Angeles Unified School District (GO) Series A (NATL-RE)
    5.000%, 07/01/13.........................................    250    254,852
Los Angeles Unified School District (GO) Series B (AMBAC)
    4.000%, 07/01/13.........................................    950    964,582
Los Angeles Unified School District (GO) Series E (AMBAC)
    5.000%, 07/01/15.........................................    400    441,564
Los Angeles Unified School District (GO) Series G (AMBAC)
    5.000%, 07/01/16.........................................    730    830,944
Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/15.........................................  1,250  1,380,200

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
Los Angeles Wastewater System (RB) Series A
    5.000%, 06/01/14......................................... $2,000 $2,124,760
Los Angeles Wastewater System (RB) Series C (NATL-RE)
    5.375%, 06/01/13.........................................    600    610,014
Los Gatos Union School District (GO)
    4.000%, 08/01/13.........................................  1,050  1,069,488
Madera County Transportation Authority (RB) (AGM)
    3.000%, 03/01/15.........................................  1,020  1,058,525
Manteca Unified School District (GO) (AGM)
    5.250%, 08/01/14.........................................    500    536,975
Metropolitan Water District of Southern California (RB)
  Series C
    4.000%, 10/01/15.........................................    900    985,743
Morgan Hill Unified School District (GO) (AMBAC)
    5.000%, 08/01/13.........................................  1,240  1,268,942
Mount San Antonio Community College District (GO) Series C
  (AGM)
    4.000%, 09/01/14.........................................    750    793,005
New Haven Unified School District (GO) (AGM)
    12.000%, 08/01/16........................................  2,480  3,396,583
Northern California Power Agency (RB) Series A
    5.000%, 07/01/17.........................................  1,000  1,165,380
Oak Park Unified School District (GO) Series A
    4.000%, 08/01/14.........................................    600    626,442
Orange County (RB) Series A (NATL-RE)
    5.000%, 06/01/15.........................................  2,000  2,188,480
Orange County Public Financing Authority (RB) (NATL-RE)
    5.000%, 07/01/16.........................................  3,000  3,392,160
Oxnard School District (GO) Series B (ASSURED GTY)
    4.000%, 08/01/14.........................................    500    520,520
Oxnard Union High School District (GO)
    4.000%, 08/01/14.........................................    475    501,016

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
Palm Springs Financing Authority (RB) Series A
    3.000%, 11/01/15......................................... $  625 $  648,350
Palomar Pomerado Health (GO) Series A (AMBAC)
    5.000%, 08/01/15.........................................    500    545,160
Peralta Community College District (GO)
    5.000%, 08/01/17.........................................  1,000  1,162,730
Peralta Community College District (GO) Series C
    4.000%, 08/01/14.........................................    500    527,230
    5.000%, 08/01/15.........................................  1,045  1,148,852
Piedmont Unified School District (GO)
    2.000%, 08/01/13.........................................    725    731,300
    2.000%, 08/01/14.........................................    340    348,633
Pleasanton Unified School District (GO) (AGM)
    5.250%, 08/01/16.........................................    500    569,540
Rancho Santiago Community College District (GO)
    3.000%, 09/01/15.........................................  1,195  1,270,309
Rancho Santiago Community College District (GO) (AGM)
    5.250%, 09/01/16.........................................    300    348,534
Riverside Unified School District (GO)
    4.000%, 02/01/14.........................................    920    954,150
Sacramento Area Flood Control Agency (SA) Series A (NATL-RE
  FGIC)
    5.000%, 10/01/15.........................................    665    740,285
Sacramento County Sanitation District (GO) (AMBAC)
    5.000%, 12/01/14.........................................  3,790  4,112,718
Sacramento County Sanitation District (RB) (NATL-RE)
    5.000%, 08/01/14.........................................    750    802,560
Sacramento Municipal Utility District (RB) Series U (AGM)
    5.000%, 08/15/14.........................................  1,000  1,070,470
San Diego County Regional Transportation Commission (RB)
  Series A
    2.000%, 04/01/13.........................................  3,000  3,008,730

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
San Diego County Water Authority (CP) Series A (NATL-RE FGIC)
    5.250%, 05/01/13......................................... $  795 $  804,445
San Diego Public Facilities Financing Authority (RB) Series A
    4.500%, 05/15/14.........................................  2,560  2,697,677
San Diego Public Facilities Financing Authority (RB) Series B
    5.000%, 05/15/14.........................................  1,000  1,060,160
    5.000%, 05/15/16.........................................  1,250  1,421,238
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
    5.000%, 08/01/16.........................................  6,200  7,091,870
San Diego Unified School District (GO) Series F (AGM)
    5.000%, 07/01/14.........................................  1,555  1,658,112
San Francisco Community College District (GO) Series A (AGM)
    5.000%, 06/15/15.........................................  1,940  2,141,256
San Francisco Community College District (GO) Series C
    3.000%, 06/15/14.........................................    930    961,629
San Francisco Community College District (GO) Series C (AGM)
    5.000%, 06/15/14.........................................  1,015  1,077,016
San Jose Evergreen Community College District (GO) Series A
    3.000%, 08/01/13.........................................  1,000  1,013,480
San Jose Unified School District (GO) (NATL-RE FGIC)
    5.000%, 08/01/14.........................................    810    866,635
San Juan Unified School District (GO) (AGM)
    4.000%, 08/01/14.........................................    625    659,425
    4.000%, 08/01/15.........................................    600    645,366
San Juan Unified School District (GO) Series B
    3.000%, 08/01/16.........................................    700    745,647
San Marino Unified School District (GO) Series A
    5.250%, 07/01/14.........................................    500    532,415
San Mateo County Community College District (GO) Series A
    4.500%, 09/01/13.........................................  2,000  2,048,800

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
CALIFORNIA -- (Continued)
Santa Clara Unified School District (GO)
    2.000%, 07/01/13....................................... $1,645 $  1,656,729
    4.000%, 07/01/13.......................................    915      928,935
    4.000%, 07/01/15.......................................    500      540,790
Santa Margarita-Dana Point Authority (RB) Series B (GO OF
  DIST)
    4.000%, 08/01/17.......................................  1,000    1,135,140
Solano County Community College District (GO) (NATL-RE)
    5.000%, 08/01/15.......................................    940    1,038,324
Southern California Public Power Authority (RB)
    4.000%, 07/01/15.......................................    400      432,232
Southern California Public Power Authority (RB) Series A
  (AMBAC)
    5.000%, 07/01/13.......................................  1,545    1,575,112
Southwestern Community College District (GO) Series A
    5.500%, 08/01/17.......................................    275      328,655
Torrance Unified School District (GO)
    4.000%, 08/01/13.......................................    830      845,322
University of California (RB) Series E (NATL-RE)
    5.000%, 05/15/13.......................................  1,560    1,580,779
    5.000%, 05/15/14.......................................  3,180    3,370,864
University of California (RB) Series O
    5.000%, 05/15/14.......................................  3,275    3,471,566
Vista Unified School District (GO) (AGM)
    4.000%, 08/01/15.......................................  1,000    1,084,130
Washington Township Health Care District (GO) Series A
    6.500%, 08/01/14.......................................    750      813,382
West Contra Costa Unified School District (GO) (AGM)
    5.000%, 08/01/17.......................................    650      744,140
                                                                   ------------
TOTAL MUNICIPAL BONDS......................................         404,550,164
                                                                   ------------

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
TEMPORARY CASH INVESTMENTS -- (2.2%)
   BlackRock Liquidity Funds MuniFund Portfolio......... 9,175,006    9,175,006
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $409,474,416)^^.................................           $413,725,170
                                                                   ============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                   ---------- ------------ ------- ------------
Municipal Bonds...................         -- $404,550,164   --    $404,550,164
Temporary Cash Investments........ $9,175,006           --   --       9,175,006
                                   ---------- ------------   --    ------------
TOTAL............................. $9,175,006 $404,550,164   --    $413,725,170
                                   ========== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

           DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                 FACE
                                                                AMOUNT  VALUE+
                                                                ------ --------
                                                                (000)
MUNICIPAL BONDS -- (99.9%)
CALIFORNIA -- (99.9%)
Albany Unified School District (GO)
    4.000%, 08/01/21...........................................  $240  $275,890
Alhambra Unified School District (GO) Series A (ASSURED GTY)
    5.250%, 08/01/18...........................................   375   437,632
Alum Rock Union Elementary School District (GO) Series A
    5.000%, 09/01/21...........................................   730   890,155
Amador County Unified School District (GO)
    4.000%, 08/01/19...........................................   385   425,221
Anaheim Public Financing Authority (RB)
    5.000%, 08/01/17...........................................   500   586,135
Antelope Valley Union High School District (GO)
    4.000%, 08/01/21...........................................   500   577,295
    5.000%, 08/01/22...........................................   350   431,826
Azusa Unified School District (GO)
    5.000%, 07/01/21...........................................   425   517,314
Baldwin Park Unified School District (GO) (AGM)
    5.000%, 08/01/17...........................................   100   116,320
Bay Area Toll Authority (RB) Series F
    5.000%, 04/01/15...........................................   150   164,624
Berryessa Union School District (GO) (AMBAC)
    5.375%, 08/01/18...........................................   200   233,452
Beverly Hills Unified School District (GO)
    4.000%, 08/01/16...........................................   520   581,142
Buena Park School District (GO) (AGM)
    2.500%, 08/01/21...........................................    75    75,861
California Educational Facilities Authority (RB)
    5.000%, 10/01/16...........................................   500   565,065
California State (GO)
    4.500%, 03/01/15...........................................   200   216,254
    5.000%, 03/01/15...........................................   150   163,734
    5.000%, 03/01/15...........................................   125   136,445
    5.000%, 09/01/15...........................................   100   111,268
    5.000%, 11/01/15...........................................   100   111,934

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
CALIFORNIA -- (Continued)
    2.000%, 02/01/16...................................... $  300 $  311,424
    5.000%, 02/01/16......................................    225    253,496
    5.000%, 08/01/16......................................    475    544,036
    3.000%, 09/01/16......................................    850    916,351
    5.000%, 10/01/16......................................    300    345,417
    5.000%, 11/01/16......................................    150    173,158
    4.250%, 08/01/17......................................    100    114,611
    4.000%, 09/01/17......................................  1,910  2,171,880
    5.500%, 04/01/18......................................  1,820  2,225,387
    5.000%, 09/01/18......................................  1,325  1,603,542
    5.000%, 10/01/18......................................    250    303,162
    5.500%, 04/01/19......................................    775    972,160
    3.125%, 10/01/19......................................    100    111,463
    5.000%, 10/01/19......................................    250    308,430
    4.000%, 11/01/19......................................    135    158,158
    5.000%, 09/01/20......................................    150    187,446
    5.000%, 10/01/20......................................    375    469,275
    5.000%, 02/01/21......................................    700    875,434
    5.000%, 04/01/21......................................    475    594,714
    5.000%, 09/01/21......................................    365    459,042
    5.000%, 04/01/22......................................    500    627,765
    4.000%, 09/01/22......................................    525    617,054
    5.250%, 09/01/22......................................    350    451,112
    5.250%, 10/01/22......................................    325    417,976
California State Department of Water Resources (RB)
  Series L
    5.000%, 05/01/17......................................    450    529,024
    5.000%, 05/01/20......................................  1,000  1,238,450
California State Department of Water Resources (RB)
  Series M
    5.000%, 05/01/16......................................    900  1,025,271
    4.000%, 05/01/19......................................    455    530,161
California State Economic Recovery (GO) Series A
    5.000%, 07/01/16......................................    280    321,468
    5.000%, 07/01/17......................................    250    295,600
    4.400%, 07/01/18......................................    410    482,935
California State University (RB) Series A
    5.000%, 11/01/15......................................    400    447,736
    5.000%, 11/01/16......................................    530    611,615
    2.500%, 11/01/18......................................  1,500  1,607,820
    5.000%, 11/01/19......................................    450    550,904
California State University (RB) Series C (AGM)
    5.000%, 11/01/22......................................    100    124,224

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
Campbell Union High School District (GO)
    4.000%, 08/01/17.........................................  $200  $  226,650
Capistrano Unified School District School Facilities
  Improvement District No. 1 (GO)
    4.000%, 08/01/22.........................................   410     468,737
Chaffey Community College District (GO) Series E
    4.000%, 06/01/22.........................................   335     391,407
Chico Unified School District (GO) Series B (AGM)
    4.000%, 08/01/15.........................................   100     107,741
Chino Valley Unified School District (GO) Series A
    4.000%, 08/01/21.........................................   200     230,076
City & County of San Francisco (GO)
    4.000%, 06/15/20.........................................   800     937,056
City & County of San Francisco (GO) Series R1
    5.000%, 06/15/21.........................................   470     591,236
City of El Monte School District (GO) Series A (ASSURED GTY)
    5.000%, 08/01/15.........................................   175     192,482
City of Long Beach (RB) Series B
    5.000%, 05/15/19.........................................   250     305,248
City of Los Angeles (GO) Series A
    4.000%, 09/01/18.........................................   780     905,135
City of Los Angeles (GO) Series B
    5.000%, 09/01/19.........................................   600     738,132
City of Los Angeles (RB) Series A
    4.000%, 06/01/15.........................................   275     294,085
City of Riverside Water Revenue (RB) Series A
    5.000%, 10/01/18.........................................   300     364,164
City of San Francisco Public Utilities Commission Water
  Revenue (RB) Series A
    5.000%, 11/01/15.........................................   175     196,037
Colton Joint Unified School District (GO)
    5.000%, 08/01/21.........................................   900   1,088,739
Colton Joint Unified School District (GO) Series C (NATL-RE
  FGIC)
    5.000%, 02/01/15.........................................   140     151,376

                                                            FACE
                                                           AMOUNT   VALUE+
                                                           ------ ----------
                                                           (000)
CALIFORNIA -- (Continued)
Conejo Valley Unified School District (GO)
    2.000%, 08/01/18...................................... $2,350 $2,435,610
    4.000%, 08/01/18......................................    115    131,005
Contra Costa County Public Financing Authority (RB)
  Series B (NATL-RE)
    5.000%, 06/01/15......................................    200    217,736
Cupertino Union School District (GO) Series A
    4.000%, 08/01/17......................................    275    312,942
Davis Joint Unified School District Community Facilities
  District (ST) (AGM)
    3.000%, 08/15/22......................................  1,000  1,041,290
Davis Joint Unified School District Community Facilities
  District No. 2 (ST) (AGM)
    3.000%, 08/15/19......................................    500    537,115
East Side Union High School District (GO)
    4.000%, 08/01/21......................................    600    682,716
East Side Union High School District (GO) Series D
    3.000%, 08/01/19......................................    825    890,629
El Dorado Irrigation District & El Dorado Water Agency
  (CP) Series A (ASSURED GTY)
    4.000%, 08/01/16......................................    530    576,571
Enterprise Elementary School District (GO)
    4.000%, 09/01/19......................................    500    567,225
Escondido Union School District (GO) Series B (NATL-RE
  FGIC)
    5.000%, 08/01/15......................................    450    493,438
    5.000%, 08/01/16......................................    400    451,784
Fairfield-Suisun Unified School District Financing Corp.
  (GO)
    4.000%, 08/01/22......................................  2,000  2,336,620
Fallbrook Union Elementary School District (GO) Series A
    5.000%, 08/01/20......................................    200    245,122
Folsom Cordova Unified School District School Facilities
  Improvement District No. 4 (GO) Series A (NATL- RE)
    5.000%, 10/01/16......................................    500    559,930

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
Fontana Unified School District (GO)
    5.000%, 08/01/19......................................... $  600 $  724,848
    4.000%, 08/01/21.........................................  1,250  1,435,875
    4.000%, 08/01/22.........................................    725    829,530
Franklin-Mckinley School District (GO) (ASSURED GTY)
    5.000%, 08/01/17.........................................    275    320,796
Fullerton Joint Union High School District (GO)
    4.000%, 08/01/16.........................................    135    148,901
Grossmont Union High School District (GO) Series A
    5.000%, 08/01/18.........................................    200    242,504
Huntington Beach Public Financing Authority (RB)
    4.000%, 09/01/18.........................................    200    226,860
Jurupa Unified School District (GO) (AGM)
    4.000%, 08/01/18.........................................    235    265,844
    5.000%, 08/01/20.........................................    725    868,325
Liberty Union High School District (GO)
    4.000%, 08/01/21.........................................    500    563,155
Lompoc Unified School District (GO) (ASSURED GTY)
    5.250%, 08/01/20.........................................    400    492,500
Los Angeles Convention & Exhibit Center Authority (RB)
  Series A
    4.500%, 08/15/18.........................................    100    113,582
Los Angeles County Metropolitan Transportation Authority (RB)
    5.000%, 07/01/17.........................................    525    620,760
Los Angeles County Metropolitan Transportation Authority
  (RB) Series A
    5.000%, 07/01/17.........................................    300    346,539
    5.000%, 07/01/18.........................................    665    785,784
Los Angeles Municipal Improvement Corp. (RB) Series A
    5.000%, 09/01/16.........................................    200    223,516
Los Angeles Municipal Improvement Corp. (RB) Series A
  (ASSURED GTY)
    4.000%, 04/01/15.........................................    105    111,468

                                                            FACE
                                                           AMOUNT  VALUE+
                                                           ------ --------
                                                           (000)
CALIFORNIA -- (Continued)
Los Angeles Municipal Improvement Corp. (RB) Series C
    3.000%, 03/01/16......................................  $250  $263,455
Los Angeles Unified School District (GO) (NATL-RE)
    5.750%, 07/01/15......................................   125   140,255
Los Angeles Unified School District (GO) Series A
    3.000%, 07/01/19......................................   475   521,712
    5.000%, 07/01/20......................................   150   184,774
    2.000%, 07/01/22......................................   630   616,713
Los Angeles Unified School District (GO) Series D
    4.000%, 07/01/17......................................   200   225,794
Los Angeles Unified School District (GO) Series F (FGIC)
    5.000%, 07/01/15......................................   150   165,472
    5.000%, 07/01/16......................................   215   244,730
Los Angeles Unified School District (GO) Series KRY
    5.000%, 07/01/15......................................   250   276,040
    5.000%, 07/01/18......................................   750   900,030
Lynwood Unified School District (GO) (AGM)
    5.000%, 08/01/21......................................   225   260,512
    5.000%, 08/01/22......................................   485   562,411
Mendocino-Lake Community College District (GO) Series A
  (NATL-RE)
    5.000%, 08/01/17......................................   100   113,140
Merced Union High School District (GO) Series A (ASSURED
  GTY)
    4.000%, 08/01/18......................................   250   272,202
Montebello Unified School District (GO)
    5.000%, 08/01/20......................................   250   304,055
Morongo Unified School District (GO)
    3.000%, 08/01/22......................................   480   507,658
Mount Diablo Unified School District (GO)
    4.000%, 08/01/16......................................   165   182,290
    3.250%, 08/01/19......................................   500   552,930
New Haven Unified School District (GO) (ASSURED GTY)
    5.000%, 08/01/19......................................   150   179,882

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                 FACE
                                                                AMOUNT  VALUE+
                                                                ------ --------
                                                                (000)
CALIFORNIA -- (Continued)
Oakland Joint Powers Financing Authority (RB) Series B
  (ASSURED GTY)
    4.500%, 08/01/18...........................................  $500  $565,505
Oceanside Unified School District (GO)
    4.000%, 08/01/17...........................................   300   338,004
Oceanside Unified School District (GO) Series A (ASSURED GTY)
    3.000%, 08/01/16...........................................   350   375,064
Orange County Sanitation District (CP) Series B (AGM)
    5.000%, 02/01/15...........................................   300   326,997
Oxnard Financing Authority (RB) Series A
    4.000%, 06/01/16...........................................   250   272,985
Oxnard Union High School District (GO)
    4.000%, 08/01/21...........................................   320   361,469
    4.000%, 08/01/22...........................................   500   559,865
Oxnard Union High School District (GO) Series A (AGM)
    4.000%, 08/01/15...........................................   245   262,145
Peralta Community College District (GO)
    5.000%, 08/01/17...........................................   100   115,327
Peralta Community College District (GO) (AGM)
    5.000%, 08/01/15...........................................   200   220,920
Placentia-Yorba Linda Unified School District (GO) Series A
    5.000%, 08/01/18...........................................   275   331,160
Plumas Unified School District (GO) (AGM)
    5.250%, 08/01/21...........................................   800   965,288
Pomona Unified School District (GO) Series C
    4.000%, 08/01/16...........................................   250   273,758
Porterville Unified School District Facilities Improvement
  District (GO) Series B (AGM)
    5.000%, 08/01/18...........................................   450   521,370
    5.000%, 08/01/19...........................................   325   380,390
Poway Unified School District (GO)
    5.000%, 08/01/19...........................................   200   244,096

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
CALIFORNIA -- (Continued)
Rancho Santiago Community College District (GO) (AGM)
    5.250%, 09/01/20......................................... $  500 $  633,735
Roseville City School District (GO)
    5.000%, 08/01/17.........................................    400    469,292
Sacramento Municipal Utility District (RB) Series U (AGM)
    5.000%, 08/15/17.........................................    125    146,838
Sacramento Unified School District (GO)
    5.000%, 07/01/18.........................................    300    350,919
San Bernardino County Flood Control District (RB) (AMBAC)
    5.500%, 08/01/15.........................................    100    110,643
San Diego County Regional Transportation Commission (RB)
  Series A
    5.000%, 04/01/18.........................................  1,365  1,648,606
San Diego County Water Authority (RB) Series A
    4.000%, 05/01/17.........................................    450    509,090
San Diego Public Facilities Financing Authority Sewer
  Revenue (RB) Series A
    5.000%, 05/15/15.........................................    250    274,965
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series A
    5.000%, 08/01/16.........................................    400    457,540
San Diego Public Facilities Financing Authority Water
  Revenue (RB) Series B
    3.750%, 08/01/15.........................................    250    270,980
San Diego Unified School District (GO) Series C-2 (AGM)
    5.500%, 07/01/21.........................................    600    755,376
San Francisco Unified School District (GO)
    5.000%, 06/15/16.........................................    345    394,069
San Juan Unified School District (GO) Series B
    3.000%, 08/01/16.........................................    260    276,955
Santa Ana Unified School District (GO) Series A
    5.000%, 08/01/18.........................................    275    326,488
Santa Monica Public Financing Authority (RB) Series B
    4.000%, 12/01/19.........................................    175    203,514

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


                                                                 FACE
                                                                AMOUNT  VALUE+
                                                                ------ --------
                                                                (000)
CALIFORNIA -- (Continued)
Saugus Union School District (GO) (NATL-RE FGIC)
    5.250%, 08/01/17...........................................  $500  $581,335
Saugus/Hart School Facilities Financing Authority (RB) Series B
    5.000%, 09/01/15...........................................   300   323,079
Sequoia Union High School District (GO) Series A
    4.000%, 07/01/16...........................................   360   398,754
Southern California Public Power Authority (RB)
    4.000%, 07/01/15...........................................   525   567,304
    5.000%, 07/01/18...........................................   250   299,865
    4.000%, 07/01/19...........................................   400   462,176
Stockton Unified School District (GO) (AGM)
    5.000%, 07/01/20...........................................   150   173,886
Temecula Valley Unified School District (GO) (AGM)
    5.000%, 08/01/15...........................................   100   109,575
Upland Unified School District (GO)
    1.000%, 08/01/16...........................................   900   904,014
Val Verde Unified School District (GO) Series B (AGM)
    3.000%, 08/01/17...........................................   200   212,796
Vista Unified School District (GO)
    5.000%, 08/01/22...........................................   250   308,448
Walnut Creek Elementary School District Contra Costa County
  (GO)
    1.500%, 09/01/17...........................................   500   514,315
West Contra Costa Unified School District (GO) (AGM)
    5.000%, 08/01/17...........................................   195   223,242
West Contra Costa Unified School District (GO) (ASSURED GTY)
    5.000%, 08/01/17...........................................   175   199,857
West Contra Costa Unified School District (GO) Series B
    6.000%, 08/01/20...........................................   600   748,182
Western Riverside County Regional Wastewater Authority (RB)
  (ASSURED GTY)
    5.000%, 09/01/19...........................................   250   294,958

                                                             FACE
                                                            AMOUNT    VALUE+
                                                           -------- -----------
                                                            (000)
CALIFORNIA -- (Continued)
Wiseburn School District (GO) Series A (NATL-RE)
    5.000%, 08/01/15...................................... $    400 $   440,064
Wright Elementary School District (GO) Series A
    3.000%, 08/01/20......................................      165     176,423
Yosemite Union High School District (GO) (AGM)
    4.000%, 08/01/19......................................      395     442,341
Yuba Community College District (GO) Series C
    5.000%, 08/01/17......................................      240     282,384
                                                                    -----------
TOTAL MUNICIPAL BONDS.....................................           83,664,495
                                                                    -----------

                                                            SHARES
                                                           --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
BlackRock Liquidity Funds MuniFund Portfolio                110,195     110,195
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $82,947,049)^^....................................          $83,774,690
                                                                    ===========

DFA CALIFORNIA INTERMEDIATE-TERM MUNICIPAL BOND PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                       ----------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                       -------- ----------- ------- -----------
Municipal Bonds.......................       -- $83,664,495   --    $83,664,495
Temporary Cash Investments............ $110,195          --   --        110,195
                                       -------- -----------   --    -----------
TOTAL................................. $110,195 $83,664,495   --    $83,774,690
                                       ======== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                  CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (97.3%)
Consumer Discretionary -- (15.0%)
   *1-800-FLOWERS.COM, Inc. Class A............................   600  $  2,412
    A.H. Belo Corp. Class A....................................   600     3,168
    Aaron's, Inc............................................... 1,900    56,335
    Abercrombie & Fitch Co. Class A............................   400    20,000
   *Advance Auto Parts, Inc....................................   200    14,704
   *Aeropostale, Inc........................................... 1,075    14,545
   *AFC Enterprises, Inc.......................................   300     8,718
   *Amazon.com, Inc............................................   700   185,850
   *AMC Networks, Inc. Class A.................................   150     8,545
   *American Eagle Outfitters, Inc............................. 3,112    62,894
   *American Public Education, Inc.............................   253     9,748
   *America's Car-Mart, Inc....................................   400    15,928
   *ANN, Inc................................................... 1,000    30,840
   *Apollo Group, Inc. Class A.................................   400     8,088
    Arbitron, Inc..............................................   300    14,070
   *Arctic Cat, Inc............................................   300    10,842
   *Asbury Automotive Group, Inc...............................   900    32,004
   *Ascena Retail Group, Inc................................... 1,500    25,425
   *Ascent Capital Group, Inc. Class A.........................   200    12,742
    Autoliv, Inc...............................................   600    39,480
   *AutoNation, Inc............................................   300    14,550
   *Ballantyne Strong, Inc.....................................   500     1,790
  #*Barnes & Noble, Inc........................................ 1,100    14,674
    Beasley Broadcast Group, Inc. Class A......................   300     1,512
  #*Beazer Homes USA, Inc......................................   300     5,646
    bebe stores, Inc........................................... 1,700     7,106
   *Bed Bath & Beyond, Inc.....................................   700    41,090
    Belo Corp. Class A......................................... 2,400    20,328
    Best Buy Co., Inc.......................................... 2,340    38,048
    Big 5 Sporting Goods Corp..................................   600     8,322
   *Big Lots, Inc..............................................   900    28,935
   *Biglari Holdings, Inc......................................    50    18,444
   *Blue Nile, Inc.............................................    47     1,574
   *Bluegreen Corp.............................................   500     4,800
   #Blyth, Inc.................................................   550     7,705
    Bob Evans Farms, Inc....................................... 1,000    44,270
   *Body Central Corp..........................................   200     1,590
   #Bon-Ton Stores, Inc. (The).................................   300     3,765
   *Books-A-Million, Inc.......................................   600     1,470
   *BorgWarner, Inc............................................   500    37,090
   *Bravo Brio Restaurant Group, Inc...........................   181     2,697
   *Bridgepoint Education, Inc.................................   900     9,495
    Brinker International, Inc.................................   525    17,188
    Brown Shoe Co., Inc........................................ 1,300    22,412
    Brunswick Corp.............................................   622    22,492
   *Buckle, Inc. (The).........................................   400    18,712
   *Buffalo Wild Wings, Inc....................................   400    29,420
   *Build-A-Bear Workshop, Inc.................................   500     2,050
   *Cabela's, Inc.............................................. 1,300    67,106
   *Cache, Inc.................................................   600     1,482
    Callaway Golf Co...........................................   980     6,429
   *Cambium Learning Group, Inc................................ 1,078     1,358
   *Career Education Corp...................................... 1,700     5,882
   *CarMax, Inc................................................ 1,241    48,920
   *Carmike Cinemas, Inc.......................................   300     4,785
    Carnival Corp.............................................. 3,260   126,227
    Carriage Services, Inc.....................................   700     9,786
   *Carrols Restaurant Group, Inc..............................   433     2,715

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Carter's, Inc..............................................  1,000 $ 60,230
   *Casual Male Retail Group, Inc..............................    800    3,672
   *Cato Corp. Class A (The)...................................    700   19,299
   *Cavco Industries, Inc......................................    200   10,372
    CBS Corp. Class B..........................................  4,400  183,568
    CEC Entertainment, Inc.....................................    300    9,888
   *Charter Communications, Inc. Class A.......................    100    7,797
  #*Cheesecake Factory, Inc. (The).............................  1,100   36,476
   *Chico's FAS, Inc...........................................  2,100   37,653
   *Children's Place Retail Stores, Inc. (The).................    500   24,920
   #Choice Hotels International, Inc...........................    700   25,228
   *Christopher & Banks Corp...................................    700    4,340
   *Cinemark Holdings, Inc.....................................  1,436   40,409
   *Coach, Inc.................................................    500   25,500
  #*Coinstar, Inc..............................................    758   38,567
   #Columbia Sportswear Co.....................................    800   40,872
    Comcast Corp. Class A...................................... 11,509  438,263
    Comcast Corp. Special Class A..............................  4,700  172,631
   *Conn's, Inc................................................    989   28,127
   *Cooper Tire & Rubber Co....................................  1,440   36,662
    Core-Mark Holding Co., Inc.................................    200   10,026
   *Corinthian Colleges, Inc...................................  1,155    2,841
   *Cracker Barrel Old Country Store, Inc......................    500   32,410
   *Crocs, Inc.................................................  1,400   20,804
    CSS Industries, Inc........................................    300    6,813
    CTC Media, Inc.............................................  1,238   13,247
    Culp, Inc..................................................    500    8,750
   *Cumulus Media, Inc. Class A................................    400    1,300
   *Cybex International, Inc...................................    500    1,260
    D.R. Horton, Inc...........................................  3,300   78,078
    Dana Holding Corp..........................................  4,036   64,899
   *Darden Restaurants, Inc....................................    500   23,250
  #*Deckers Outdoor Corp.......................................    400   15,980
   *Delta Apparel, Inc.........................................    100    1,445
    Destination Maternity Corp.................................    400    9,108
   *DeVry, Inc.................................................    697   17,543
   *Dick's Sporting Goods, Inc.................................    300   14,277
   *Digital Generation, Inc....................................    600    6,006
    Dillard's, Inc. Class A....................................  1,400  118,174
   *DineEquity, Inc............................................    566   41,465
   *DIRECTV....................................................  1,202   61,470
   *Discovery Communications, Inc. Class A.....................    300   20,814
   *Discovery Communications, Inc. Class C.....................    300   19,113
   *DISH Network Corp. Class A.................................    200    7,454
   *Dixie Group, Inc. (The)....................................    400    1,692
   *Dollar General Corp........................................    200    9,244
   *Dollar Tree, Inc...........................................  1,200   47,988
    Domino's Pizza, Inc........................................    600   27,942
   *Dorman Products, Inc.......................................    800   27,704
   *DreamWorks Animation SKG, Inc. Class A.....................  1,100   19,151
   *Drew Industries, Inc.......................................    407   14,904
   *DSW, Inc. Class A..........................................    400   26,772
   *E.W. Scripps Co. Class A (The).............................  1,151   12,649
  #*Education Management Corp..................................  1,100    4,763
    Einstein Noah Restaurant Group, Inc........................    300    3,855
   *Entercom Communications Corp. Class A......................    700    5,558
   *Ethan Allen Interiors, Inc.................................    800   23,128
   *Exide Technologies.........................................  2,300    7,912
    Expedia, Inc...............................................    571   37,258
   *Express, Inc...............................................    500    9,190
   *Family Dollar Stores, Inc..................................    500   28,350

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Famous Dave's of America, Inc..............................   400  $  3,744
   *Federal-Mogul Corp......................................... 1,897    17,718
   *Fiesta Restaurant Group, Inc...............................   433     7,712
    Finish Line, Inc. Class A (The)............................ 1,000    18,640
    Fisher Communications, Inc.................................   400    14,192
    Foot Locker, Inc........................................... 4,800   164,880
   *Ford Motor Co.............................................. 3,820    49,469
   *Fossil, Inc................................................   200    21,116
    Frisch's Restaurants, Inc..................................   100     1,827
   *Fuel Systems Solutions, Inc................................   500     7,340
   #GameStop Corp. Class A..................................... 3,194    74,101
    Gannett Co., Inc........................................... 3,862    75,811
    Gap, Inc. (The)............................................ 2,100    68,628
  #*Garmin, Ltd................................................ 1,445    54,751
   *General Motors Co.......................................... 3,315    93,118
   *Genesco, Inc...............................................   600    37,398
    Gentex Corp................................................   487     9,316
   *Genuine Parts Co...........................................   500    34,015
   *G-III Apparel Group, Ltd...................................   600    21,534
   *Goodyear Tire & Rubber Co. (The)...........................   700     9,632
   *Gordmans Stores, Inc.......................................   146     1,743
   *Grand Canyon Education, Inc................................   866    20,663
    Group 1 Automotive, Inc....................................   500    33,870
   *Guess?, Inc................................................   774    20,968
   *H&R Block, Inc.............................................   400     9,108
   *Hanesbrands, Inc...........................................   700    26,236
   *Harley-Davidson, Inc.......................................   800    41,936
    Harman International Industries, Inc....................... 1,040    46,571
    Harte-Hanks, Inc........................................... 1,200     9,828
   *Hasbro, Inc................................................   400    14,948
    Haverty Furniture Cos., Inc................................   600    10,800
   *Helen of Troy, Ltd.........................................   903    32,689
  #*hhgregg, Inc...............................................   800     6,784
   *Hibbett Sports, Inc........................................   267    14,060
   *Hillenbrand, Inc........................................... 1,103    27,299
   *Hollywood Media Corp.......................................   300       393
   *Home Depot, Inc. (The)..................................... 3,536   236,629
    Hooker Furniture Corp......................................   200     3,020
   *Hot Topic, Inc.............................................   878     9,746
   *HSN, Inc...................................................   400    23,840
   *Hyatt Hotels Corp. Class A.................................   442    17,711
   *Iconix Brand Group, Inc.................................... 1,500    36,075
    International Speedway Corp. Class A.......................   800    21,928
    Interpublic Group of Cos., Inc. (The)...................... 1,600    19,376
  #*Interval Leisure Group, Inc................................ 1,182    23,404
   *iRobot Corp................................................   216     4,942
  #*ITT Educational Services, Inc..............................   200     3,368
   #J.C. Penney Co., Inc....................................... 1,671    33,971
   *Jack in the Box, Inc....................................... 1,100    31,933
    JAKKS Pacific, Inc.........................................   662     8,646
    John Wiley & Sons, Inc. Class B............................    70     2,676
    Johnson Controls, Inc...................................... 2,300    71,507
   *Johnson Outdoors, Inc. Class A.............................   300     6,444
    Jones Group, Inc. (The).................................... 1,700    20,400
   *Jos. A. Bank Clothiers, Inc................................   700    28,378
   *Journal Communications, Inc. Class A....................... 1,600     8,768
  #*K12, Inc...................................................   700    12,922
    KB Home.................................................... 2,000    38,140
   *Kirkland's, Inc............................................   474     5,484
    Kohl's Corp................................................ 1,498    69,342
   *Kona Grill, Inc............................................   280     2,366

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *K-Swiss, Inc. Class A......................................   500  $  2,355
   *Lakeland Industries, Inc...................................   200       982
   *Lamar Advertising Co. Class A..............................   602    25,669
    La-Z-Boy, Inc.............................................. 1,227    19,190
   *LeapFrog Enterprises, Inc.................................. 1,200    10,812
    Lear Corp.................................................. 1,021    50,029
   *Learning Tree International, Inc...........................   500     2,575
   *Lee Enterprises, Inc....................................... 2,000     2,540
    Leggett & Platt, Inc....................................... 2,900    85,376
   #Lennar Corp. Class A....................................... 3,200   132,928
    Lennar Corp. Class B Voting................................   240     7,939
   *Libbey, Inc................................................   300     5,634
   *Liberty Global, Inc. Class A...............................   200    13,658
   *Liberty Global, Inc. Class C...............................   200    12,752
   *Liberty Interactive Corp. Class A.......................... 4,400    93,544
   *Liberty Media Corp.........................................   790    88,093
   *Liberty Ventures Series A..................................   310    23,135
   *Life Time Fitness, Inc..................................... 1,034    52,455
    Lifetime Brands, Inc.......................................   500     5,320
    Limited Brands, Inc........................................   400    19,208
   *LIN TV Corp. Class A.......................................   746     7,960
    Lincoln Educational Services Corp..........................   300     1,662
   *Lions Gate Entertainment Corp..............................   105     1,924
   *Lithia Motors, Inc. Class A................................   600    25,962
   *Live Nation Entertainment, Inc............................. 3,800    38,988
   *LKQ Corp................................................... 4,000    89,560
   *Lowe's Cos., Inc........................................... 5,600   213,864
   *Luby's, Inc................................................ 1,000     6,820
   *Lululemon Athletica, Inc...................................   200    13,800
   *Lumber Liquidators Holdings, Inc...........................   171    10,120
   *M/I Homes, Inc.............................................   500    13,620
    Macy's, Inc................................................ 2,000    79,020
   *Madison Square Garden Co. Class A (The).................... 1,250    65,025
   *Maidenform Brands, Inc.....................................   500     9,705
    Marcus Corp................................................   500     6,650
    Marine Products Corp....................................... 1,100     6,941
   *MarineMax, Inc.............................................    15       175
    Marriott International, Inc. Class A.......................   600    23,988
   *Marriott Vacations Worldwide Corp..........................    70     3,107
   *Martha Stewart Living Omnimedia Class A.................... 1,000     2,910
   *Mattel, Inc................................................ 1,100    41,393
   *Matthews International Corp. Class A.......................   700    22,932
   *McClatchy Co. Class A (The)................................   127       371
   *McDonald's Corp............................................ 2,000   190,580
   *McGraw-Hill Cos., Inc. (The)...............................   300    17,256
    MDC Holdings, Inc.......................................... 1,300    51,116
    Men's Wearhouse, Inc. (The)................................ 1,222    37,088
   #Meredith Corp.............................................. 1,100    39,886
   *Meritage Homes Corp........................................ 1,000    44,240
   *Modine Manufacturing Co.................................... 1,100     9,328
   *Mohawk Industries, Inc..................................... 1,479   150,355
  #*Monro Muffler Brake, Inc...................................   575    20,826
    Morningstar, Inc...........................................   600    40,614
   *Movado Group, Inc..........................................   600    21,936
    NACCO Industries, Inc. Class A.............................   200    13,032
   *Nathan's Famous, Inc.......................................   200     8,254
   *National CineMedia, Inc....................................   572     8,740
   *Nautilus, Inc..............................................   477     2,581
   *Netflix, Inc...............................................   200    33,048
   *New York & Co., Inc........................................ 1,600     6,256
   *New York Times Co. Class A (The)........................... 3,279    29,052

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Newell Rubbermaid, Inc.....................................    300 $  7,044
    News Corp. Class A......................................... 12,600  349,524
    News Corp. Class B.........................................  3,700  104,488
   *NIKE, Inc. Class B.........................................  1,400   75,670
   *Nordstrom, Inc.............................................    500   27,615
    Nutrisystem, Inc...........................................    600    5,418
   *NVR, Inc...................................................     13   13,386
    OfficeMax, Inc.............................................  1,800   19,404
   *Omnicom Group, Inc.........................................    600   32,568
   *Orbitz Worldwide, Inc......................................  1,300    3,757
  #*Orchard Supply Hardware Stores Corp. Class A...............     28      200
   *O'Reilly Automotive, Inc...................................    700   64,855
   *Orient-Express Hotels, Ltd. Class A........................  1,713   19,905
    Outdoor Channel Holdings, Inc..............................  1,000    7,720
   *Overstock.com, Inc.........................................    300    4,032
   *Oxford Industries, Inc.....................................    400   19,752
   *Panera Bread Co. Class A...................................    100   15,981
   *Papa John's International, Inc.............................    500   28,050
    Penske Automotive Group, Inc...............................  2,600   85,592
    Pep Boys - Manny, Moe & Jack (The).........................  1,200   13,356
    Perry Ellis International, Inc.............................    400    7,720
   *PetSmart, Inc..............................................    500   32,705
    Pier 1 Imports, Inc........................................    706   15,313
   *Polaris Industries, Inc....................................    402   35,010
   *Pool Corp..................................................    553   25,338
   *Premier Exhibitions, Inc...................................    300      711
   *Priceline.com, Inc.........................................    100   68,547
   *PulteGroup, Inc............................................  6,260  129,832
    PVH Corp...................................................    900  106,983
   *Quiksilver, Inc............................................  4,300   28,122
    R.G. Barry Corp............................................    300    4,014
   #RadioShack Corp............................................  3,000    9,870
   *Ralph Lauren Corp..........................................    100   16,648
   *Red Lion Hotels Corp.......................................    600    4,482
   *Red Robin Gourmet Burgers, Inc.............................    400   14,788
    Regal Entertainment Group Class A..........................    600    8,958
    Regis Corp.................................................  1,700   30,175
    Rent-A-Center, Inc.........................................  1,700   60,656
   *Rentrak Corp...............................................    200    4,096
   *Rocky Brands, Inc..........................................    200    2,824
    Ross Stores, Inc...........................................  1,000   59,700
    Royal Caribbean Cruises, Ltd...............................  2,514   91,007
   *Ruby Tuesday, Inc..........................................  1,500   11,295
   *rue21, Inc.................................................    466   13,845
   *Ruth's Hospitality Group, Inc..............................    695    5,393
    Ryland Group, Inc. (The)...................................  1,048   41,627
    Saga Communications, Inc. Class A..........................    133    6,267
   *Saks, Inc..................................................  4,500   48,645
    Salem Communications Corp. Class A.........................    400    2,332
   *Sally Beauty Holdings, Inc.................................    900   23,886
   *School Specialty, Inc......................................    400       41
   *Scripps Networks Interactive, Inc. Class A.................    400   24,708
   #Sears Canada, Inc..........................................    385    3,658
  #*Sears Holdings Corp........................................    900   42,255
   *Select Comfort Corp........................................    580   12,772
    Service Corp. International................................  6,100   91,073
    Shiloh Industries, Inc.....................................    600    6,510
    Shoe Carnival, Inc.........................................    500   10,235
   *Shutterfly, Inc............................................    873   28,879
    Signet Jewelers, Ltd. ADR..................................  1,507   94,308
   *Sinclair Broadcast Group, Inc. Class A.....................    600    8,268

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
    Six Flags Entertainment Corp...............................    900 $ 56,646
   *Skechers U.S.A., Inc. Class A..............................    709   13,471
   *Skyline Corp...............................................    400    1,908
   *Smith & Wesson Holding Corp................................    600    5,160
   *Sonic Automotive, Inc. Class A.............................    900   21,843
   *Sonic Corp.................................................  1,000   11,160
    Sotheby's..................................................    800   28,736
    Spartan Motors, Inc........................................  1,100    6,237
    Speedway Motorsports, Inc..................................  1,314   21,497
    Stage Stores, Inc..........................................    900   20,565
    Standard Motor Products, Inc...............................    448   10,398
   *Standard Pacific Corp......................................  4,600   38,180
    Staples, Inc...............................................  4,555   61,401
   *Starbucks Corp.............................................    900   50,508
   *Starwood Hotels & Resorts Worldwide, Inc...................    500   30,705
   *Starz - Liberty Capital....................................    790   12,593
    Stein Mart, Inc............................................  1,300   10,972
   *Steiner Leisure, Ltd.......................................    145    6,532
   *Steinway Musical Instruments, Inc..........................    176    3,914
   *Steven Madden, Ltd.........................................    682   31,427
    Stewart Enterprises, Inc. Class A..........................  2,000   16,500
    Strattec Security Corp.....................................     40    1,076
    Strayer Education, Inc.....................................    100    5,690
   #Sturm Ruger & Co., Inc.....................................    300   15,231
    Superior Industries International, Inc.....................    800   16,216
    Superior Uniform Group, Inc................................    200    2,266
    Systemax, Inc..............................................    988    9,673
   *Tandy Brands Accessories, Inc..............................    100      156
    Tandy Leather Factory, Inc.................................    300    1,731
    Target Corp................................................  2,600  157,066
   *Tempur-Pedic International, Inc............................    300   11,688
   *Tenneco, Inc...............................................  1,300   45,448
  #*Tesla Motors, Inc..........................................    300   11,253
   *Texas Roadhouse, Inc.......................................  1,800   31,662
    Thor Industries, Inc.......................................  1,040   43,763
   *Tiffany & Co...............................................    400   26,300
    Time Warner Cable, Inc.....................................  2,380  212,629
    Time Warner, Inc...........................................  8,366  422,650
   *TJX Cos., Inc. (The).......................................  1,600   72,288
   *Toll Brothers, Inc.........................................  2,600   97,370
   *Town Sports International Holdings, Inc....................    288    3,033
   *Tractor Supply Co..........................................    400   41,468
    True Religion Apparel, Inc.................................    500   11,855
   *TRW Automotive Holdings Corp...............................    600   34,578
   *Tuesday Morning Corp.......................................    600    5,040
   *Tupperware Brands Corp.....................................    400   30,480
   *Ulta Salon Cosmetics & Fragrance, Inc......................    200   19,564
   *Under Armour, Inc. Class A.................................    200   10,174
   *Unifi, Inc.................................................    666    8,991
   *Universal Electronics, Inc.................................    300    5,730
    Universal Technical Institute, Inc.........................    500    5,650
   *Urban Outfitters, Inc......................................    400   17,116
    V.F. Corp..................................................    200   29,516
   *Vail Resorts, Inc..........................................  1,000   52,850
  #*Valassis Communications, Inc...............................    900   25,254
    Value Line, Inc............................................    106    1,026
   *Viacom, Inc. Class B.......................................  1,000   60,350
  #*Virgin Media, Inc..........................................    500   19,695
   *Visteon Corp...............................................    510   28,708
   *VOXX International Corp....................................    850    8,211
    Walt Disney Co. (The)...................................... 12,047  649,092

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
   *Warnaco Group, Inc. (The)...............................   640  $    46,854
    Washington Post Co. Class B (The).......................   167       64,409
   #Weight Watchers International, Inc......................   200       10,694
    Wendy's Co. (The)....................................... 7,014       36,052
   *West Marine, Inc........................................   500        5,990
   *Wet Seal, Inc. Class A (The)............................ 2,400        6,720
    Weyco Group, Inc........................................   256        5,832
    Whirlpool Corp.......................................... 1,100      126,918
    Wiley (John) & Sons, Inc. Class A.......................   940       36,002
   *Williams-Sonoma, Inc....................................   850       37,400
    Winmark Corp............................................    30        1,940
   *Winnebago Industries, Inc...............................   478        8,948
    Wolverine World Wide, Inc...............................   564       24,252
    World Wrestling Entertainment, Inc. Class A.............   700        5,992
    Wyndham Worldwide Corp.................................. 2,200      122,738
   *Yum! Brands, Inc........................................   700       45,458
  #*Zagg, Inc...............................................   700        4,844
   *Zale Corp...............................................   600        2,952
   *Zumiez, Inc.............................................   696       14,686
                                                                    -----------
Total Consumer Discretionary................................         12,789,381
                                                                    -----------
Consumer Staples -- (5.9%)
    Alico, Inc..............................................   200        8,714
    Andersons, Inc. (The)...................................   500       23,575
    Archer-Daniels-Midland Co............................... 5,000      142,650
   *Avon Products, Inc......................................   400        6,792
    B&G Foods, Inc.......................................... 1,000       31,700
   *Boulder Brands, Inc..................................... 1,229       16,505
    Bunge, Ltd.............................................. 1,575      125,464
    Calavo Growers, Inc.....................................   300        7,473
   *Cal-Maine Foods, Inc....................................   600       25,008
   *Campbell Soup Co........................................   800       29,368
   *Casey's General Stores, Inc.............................   600       32,838
   *Central Garden & Pet Co.................................   500        4,800
   *Central Garden & Pet Co. Class A........................   618        5,945
   *Chiquita Brands International, Inc......................   861        6,328
    Church & Dwight Co., Inc................................   800       46,232
   *Clorox Co. (The)........................................   500       39,205
   *Coca-Cola Bottling Co. Consolidated.....................   200       12,946
   *Coca-Cola Co. (The)..................................... 7,800      290,472
    Coca-Cola Enterprises, Inc.............................. 2,497       87,070
   *Colgate-Palmolive Co....................................   700       75,159
    ConAgra Foods, Inc...................................... 3,453      112,879
    Costco Wholesale Corp................................... 1,200      122,808
   *Darling International, Inc.............................. 3,032       51,150
   *Dean Foods Co........................................... 1,280       23,437
   #Diamond Foods, Inc......................................   500        7,140
   *Dole Food Co., Inc...................................... 1,870       20,832
   *Dr. Pepper Snapple Group, Inc........................... 1,184       53,363
   *Elizabeth Arden, Inc.................................... 1,000       38,410
    Energizer Holdings, Inc.................................   633       55,077
   *Estee Lauder Cos., Inc. Class A (The)...................   400       24,372
   *Farmer Brothers Co......................................   500        6,720
    Flowers Foods, Inc...................................... 2,200       59,136
    Fresh Del Monte Produce, Inc............................ 1,100       28,985
   *Fresh Market, Inc. (The)................................   200        9,778
   *General Mills, Inc...................................... 1,744       73,143
   *Green Mountain Coffee Roasters, Inc.....................   500       22,765
    Griffin Land & Nurseries, Inc...........................    93        2,799
   *H.J. Heinz Co...........................................   400       24,252
   *Hain Celestial Group, Inc. (The)........................ 1,300       74,087

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
   *Harris Teeter Supermarkets, Inc..........................  1,006 $   41,739
   *Hershey Co. (The)........................................    300     23,835
   *Hillshire Brands Co......................................    220      6,816
   *Hormel Foods Corp........................................    900     31,149
    Ingles Markets, Inc. Class A.............................    300      5,757
    Ingredion, Inc...........................................    818     54,045
    Inter Parfums, Inc.......................................    750     16,282
   *J & J Snack Foods Corp...................................    400     27,260
    J.M. Smucker Co. (The)...................................  1,420    125,855
    John B. Sanfilippo & Son, Inc............................    200      3,686
   *Kellogg Co...............................................    300     17,550
   *Kimberly-Clark Corp......................................    700     62,657
    Kraft Foods Group, Inc...................................  4,959    229,205
   *Kroger Co. (The).........................................    700     19,390
   *Lancaster Colony Corp....................................    500     35,730
    Lifeway Foods, Inc.......................................    200      2,070
    McCormick & Co., Inc.....................................    500     31,175
   *Medifast, Inc............................................    300      7,359
    Mondelez International, Inc. Class A..................... 15,103    419,712
   *Monster Beverage Corp....................................    400     19,160
    Nash FInch Co............................................    400      8,308
    National Beverage Corp...................................    500      6,905
   *Omega Protein Corp.......................................    700      4,837
    Orchids Paper Products Co................................     98      2,149
   *Overhill Farms, Inc......................................    400      1,812
   *Pantry, Inc. (The).......................................    700      8,750
   *PepsiCo, Inc.............................................  2,979    217,020
   *Pilgrim's Pride Corp.....................................  3,873     32,727
   *Post Holdings, Inc.......................................    710     26,973
    PriceSmart, Inc..........................................    300     23,103
    Procter & Gamble Co. (The)...............................  9,400    706,504
   *Revlon, Inc. Class A.....................................    505      7,954
    Rocky Mountain Chocolate Factory, Inc....................    200      2,438
   #Safeway, Inc.............................................  1,200     23,100
   *Sanderson Farms, Inc.....................................    600     30,288
   *Seneca Foods Corp. Class A...............................    200      6,002
   *Smithfield Foods, Inc....................................  2,100     48,951
    Snyders-Lance, Inc.......................................  1,046     26,600
    Spartan Stores, Inc......................................    700     11,368
   *Spectrum Brands Holdings, Inc............................  1,343     68,010
   #SUPERVALU, Inc...........................................  4,400     17,204
   *Susser Holdings Corp.....................................    800     33,488
   *Sysco Corp...............................................  1,100     34,947
   #Tootsie Roll Industries, Inc.............................    972     26,341
   *TreeHouse Foods, Inc.....................................    642     33,981
    Tyson Foods, Inc. Class A................................  2,989     66,117
   *United Natural Foods, Inc................................    900     48,582
    Village Super Market, Inc. Class A.......................    194      6,206
   *Wal-Mart Stores, Inc.....................................  5,900    412,705
   *WD-40 Co.................................................    200     10,684
    Weis Markets, Inc........................................    788     31,725
   *Whole Foods Market, Inc..................................    400     38,500
                                                                     ----------
Total Consumer Staples.......................................         5,034,088
                                                                     ----------
Energy -- (12.8%)
    Adams Resources & Energy, Inc............................     49      1,749
    Alon USA Energy, Inc.....................................  1,100     21,582
  #*Alpha Natural Resources, Inc.............................    900      7,974
    Anadarko Petroleum Corp..................................  3,500    280,070
    Apache Corp..............................................  2,351    196,920
   *Approach Resources, Inc..................................    597     15,874

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
  #*Arch Coal, Inc.                                            4,552 $   32,410
   *Atwood Oceanics, Inc.....................................    950     50,131
    Baker Hughes, Inc........................................  2,161     96,640
   *Basic Energy Services, Inc...............................    800     10,344
    Berry Petroleum Co. Class A..............................  1,000     36,820
   *Bill Barrett Corp........................................  1,012     16,162
   *BPZ Resources, Inc.......................................  2,400      7,560
    Bristow Group, Inc.......................................  1,060     60,399
   *C&J Energy Services, Inc.................................  1,167     26,736
    Cabot Oil & Gas Corp.....................................  2,800    147,784
   *Cameron International Corp...............................    716     45,330
   *CARBO Ceramics, Inc......................................    200     16,022
   *Carrizo Oil & Gas, Inc...................................    900     19,332
    Chesapeake Energy Corp...................................  2,500     50,450
    Chevron Corp............................................. 17,800  2,049,670
    Cimarex Energy Co........................................  1,000     63,860
   *Clayton Williams Energy, Inc.............................    400     15,940
  #*Clean Energy Fuels Corp..................................  1,421     18,203
   *Cloud Peak Energy, Inc...................................  1,506     26,370
   *Cobalt International Energy, Inc.........................    659     15,954
   *Comstock Resources, Inc..................................    900     13,131
   *Concho Resources, Inc....................................    828     75,530
    ConocoPhillips...........................................  8,900    516,200
    CONSOL Energy, Inc.......................................  1,100     34,474
    Contango Oil & Gas Co....................................    400     17,172
   *Continental Resources, Inc...............................    100      8,312
    Crosstex Energy, Inc.....................................  1,400     23,660
   *Dawson Geophysical Co....................................    200      5,344
    Delek US Holdings, Inc...................................    900     30,573
   *Denbury Resources, Inc...................................  2,808     52,313
    Devon Energy Corp........................................  2,709    154,928
    Diamond Offshore Drilling, Inc...........................    800     60,072
   *Double Eagle Petroleum Co................................    200      1,016
   *Dresser-Rand Group, Inc..................................    400     24,420
   *Dril-Quip, Inc...........................................    500     40,545
   *Endeavour International Corp.............................    824      4,483
    Energen Corp.............................................    400     19,256
    Energy XXI (Bermuda), Ltd................................    664     20,796
    EOG Resources, Inc.......................................  1,771    221,340
   *EPL Oil & Gas, Inc.......................................    859     21,011
    EQT Corp.................................................    400     23,764
   #EXCO Resources, Inc......................................    649      4,160
   *Exterran Holdings, Inc...................................  1,611     37,440
    Exxon Mobil Corp......................................... 18,260  1,642,852
   *FMC Technologies, Inc....................................    900     42,615
   *FX Energy, Inc...........................................    300      1,197
   *Geospace Technologies Corp...............................    400     36,064
   *Global Geophysical Services, Inc.........................    789      3,014
   *Green Plains Renewable Energy, Inc.......................    700      5,467
    Gulf Island Fabrication, Inc.............................    320      7,430
    Gulfmark Offshore, Inc. Class A..........................    900     31,284
   *Gulfport Energy Corp.....................................  1,061     43,787
   *Halcon Resources Corp....................................    772      5,898
    Halliburton Co...........................................  1,600     65,088
   *Harvest Natural Resources, Inc...........................  1,100     10,208
  #*Heckmann Corp............................................    840      3,226
   *Helix Energy Solutions Group, Inc........................  1,500     35,580
    Helmerich & Payne, Inc...................................  1,200     77,208
   *Hercules Offshore, Inc...................................  3,605     23,721
    Hess Corp................................................  2,280    153,125
   *HKN, Inc.................................................     17      1,420

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Energy -- (Continued)
    HollyFrontier Corp......................................... 1,937  $101,150
   *Hornbeck Offshore Services, Inc............................   922    33,939
   *ION Geophysical Corp....................................... 2,100    14,280
   *Key Energy Services, Inc................................... 1,500    12,195
    Kinder Morgan, Inc......................................... 1,762    66,005
   *Kodiak Oil & Gas Corp...................................... 1,037     9,540
   *Lufkin Industries, Inc.....................................   200    11,582
    Marathon Oil Corp.......................................... 5,200   174,772
    Marathon Petroleum Corp.................................... 2,400   178,104
   *Matrix Service Co..........................................   500     7,140
   *McMoran Exploration Co..................................... 2,153    34,039
   *Mitcham Industries, Inc....................................   300     4,446
    Murphy Oil Corp............................................ 2,267   134,932
   *Nabors Industries, Ltd.....................................   704    11,736
    National Oilwell Varco, Inc................................ 3,000   222,420
   *Natural Gas Services Group, Inc............................   200     3,638
   *Newfield Exploration Co.................................... 1,780    52,510
   *Newpark Resources, Inc..................................... 1,700    14,654
    Noble Corp................................................. 1,866    75,573
    Noble Energy, Inc..........................................   900    97,011
   *Northern Oil & Gas, Inc....................................   500     8,270
   *Oasis Petroleum, Inc.......................................   552    19,806
    Occidental Petroleum Corp.................................. 2,800   247,156
   *Oceaneering International, Inc.............................   600    37,926
   *Oil States International, Inc..............................   781    60,590
  o*Overseas Shipholding Group, Inc............................   200       200
    Panhandle Oil & Gas, Inc. Class A..........................   200     5,718
   *Parker Drilling Co......................................... 3,152    17,714
   #Patterson-UTI Energy, Inc.................................. 1,900    38,646
   *PDC Energy, Inc............................................   600    22,218
   *Peabody Energy Corp........................................   500    12,575
    Penn Virginia Corp......................................... 1,600     6,864
   *PetroQuest Energy, Inc..................................... 1,200     6,168
   *PHI, Inc...................................................   400    13,236
    Phillips 66................................................ 4,450   269,536
   *Pioneer Energy Services Corp............................... 1,900    14,402
    Pioneer Natural Resources Co............................... 1,100   129,294
   *Plains Exploration & Production Co......................... 2,100   100,275
    QEP Resources, Inc......................................... 2,300    67,505
  #*Quicksilver Resources, Inc................................. 1,800     4,932
    Range Resources Corp.......................................   600    40,302
   *Rentech, Inc...............................................   991     3,042
   *Rex Energy Corp............................................ 1,300    17,069
   *Rosetta Resources, Inc.....................................   700    37,114
   *Rowan Cos. P.L.C. Class A.................................. 2,000    68,960
   #RPC, Inc................................................... 1,200    17,964
  #*SandRidge Energy, Inc...................................... 5,159    36,526
    Schlumberger, Ltd.......................................... 2,272   177,330
    SEACOR Holdings, Inc.......................................   500    45,485
   *SemGroup Corp. Class A.....................................   400    17,264
    Ship Finance International, Ltd............................ 1,848    31,157
   *SM Energy Co...............................................   400    23,264
   *Southwestern Energy Co.....................................   600    20,580
    Spectra Energy Corp........................................ 1,345    37,364
   *Steel Excel, Inc...........................................   350     8,942
   *Stone Energy Corp.......................................... 1,200    27,000
   *Superior Energy Services, Inc.............................. 2,255    56,307
   *Swift Energy Co............................................   991    14,934
   *Synergy Resources Corp.....................................   800     4,960
   *Targa Resources Corp.......................................   300    18,108
    Teekay Corp................................................ 1,700    59,806

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Energy -- (Continued)
   *Tesco Corp..............................................   818  $     9,890
    Tesoro Corp............................................. 2,703      131,609
   *TETRA Technologies, Inc................................. 1,700       14,450
    TGC Industries, Inc.....................................   606        5,515
    Tidewater, Inc.......................................... 1,500       73,755
    Transocean, Ltd......................................... 1,100       62,381
   *Triangle Petroleum Corp.................................   400        2,516
   *Unit Corp............................................... 1,100       52,943
   *USEC, Inc............................................... 2,500        1,416
   *VAALCO Energy, Inc...................................... 1,200       10,188
    Valero Energy Corp...................................... 5,000      218,650
   *W&T Offshore, Inc....................................... 1,613       28,389
   *Warren Resources, Inc................................... 1,400        4,242
   *Weatherford International, Ltd.......................... 3,858       51,504
    Western Refining, Inc................................... 1,947       65,478
   *Westmoreland Coal Co....................................   200        2,008
   *Whiting Petroleum Corp.................................. 1,400       66,612
   *Willbros Group, Inc.....................................   427        2,793
   *Williams Cos., Inc. (The)............................... 1,324       46,406
    World Fuel Services Corp................................ 1,600       68,976
                                                                    -----------
Total Energy................................................         10,955,306
                                                                    -----------
Financials -- (21.6%)
    1st Source Corp.........................................   700       15,820
    1st United Bancorp, Inc.................................   500        3,210
    ACE, Ltd................................................ 1,737      148,218
   *Affiliated Managers Group, Inc..........................   500       71,965
   *Alexander & Baldwin, Inc................................ 1,017       34,171
   *Allegheny Corp..........................................   216       77,887
    Alliance Financial Corp.................................    82        3,658
    Allied World Assurance Co. Holdings AG..................   714       60,569
    Allstate Corp. (The).................................... 3,700      162,430
    Alterra Capital Holdings, Ltd........................... 1,880       57,284
   *Altisource Asset Management Corp........................    21        2,641
   *Altisource Portfolio Solutions SA.......................   218       19,156
   *Altisource Residential Corp. Class B....................    72        1,296
   *American Capital, Ltd................................... 6,228       83,206
    American Equity Investment Life Holding Co.............. 1,496       20,166
   *American Express Co..................................... 2,100      123,501
    American Financial Group, Inc........................... 2,700      114,912
   *American International Group, Inc....................... 5,138      194,371
    American National Bankshares, Inc.......................   200        4,048
    American National Insurance Co..........................   300       23,163
   *American Safety Insurance Holdings, Ltd.................   200        3,996
    Ameriprise Financial, Inc............................... 2,050      135,956
   *Ameris Bancorp..........................................   730        9,680
   *AMERISAFE, Inc..........................................   500       14,320
   *AmeriServ Financial, Inc................................   560        1,669
   #AmTrust Financial Services, Inc......................... 1,540       51,190
    Aon P.L.C...............................................   900       51,966
   *Arch Capital Group, Ltd................................. 1,532       71,115
    Argo Group International Holdings, Ltd..................   800       28,872
    Arrow Financial Corp....................................   132        3,221
    Aspen Insurance Holdings, Ltd........................... 1,450       49,459
   *Asset Acceptance Capital Corp........................... 1,000        5,370
    Associated Banc-Corp.................................... 2,772       39,556
    Assured Guaranty, Ltd................................... 2,359       42,769
    Asta Funding, Inc.......................................   300        2,841
    Astoria Financial Corp.................................. 2,600       25,324
   *AV Homes, Inc...........................................   500        7,445
    Axis Capital Holdings, Ltd.............................. 1,300       49,751

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class B..............................    300 $  7,410
    Bancfirst Corp.............................................    497   20,327
   *Bancorp, Inc. (The)........................................    400    4,712
    BancorpSouth, Inc..........................................  2,400   34,800
    Bank Mutual Corp...........................................  1,000    5,130
    Bank of America Corp....................................... 60,275  682,313
  #*Bank of Hawaii Corp........................................    900   43,281
    Bank of Kentucky Financial Corp............................    108    2,835
    Bank of New York Mellon Corp. (The)........................  4,100  111,356
   *Bank of the Ozarks, Inc....................................    900   32,688
    BankFinancial Corp.........................................    800    6,040
    BankUnited, Inc............................................    472   12,697
    Banner Corp................................................    471   14,224
    BB&T Corp..................................................  5,900  178,652
    BBCN Bancorp, Inc..........................................  1,500   18,135
   *Beneficial Mutual Bancorp, Inc.............................  1,200   11,232
   *Berkshire Hathaway, Inc. Class B...........................  2,400  232,632
    Berkshire Hills Bancorp, Inc...............................    852   20,618
    BlackRock, Inc.............................................    600  141,768
   *BofI Holding, Inc..........................................    218    6,967
    BOK Financial Corp.........................................    631   35,368
    Boston Private Financial Holdings, Inc.....................  1,500   13,875
   *Bridge Capital Holdings....................................    114    1,789
    Brookline Bancorp, Inc.....................................  1,601   14,105
    Brown & Brown, Inc.........................................  2,525   69,033
    Bryn Mawr Bank Corp........................................    100    2,314
    Calamos Asset Management, Inc. Class A.....................    397    4,137
    California First National Bancorp..........................      3       49
    Camden National Corp.......................................    200    6,750
   *Capital Bank Financial Corp. Class A.......................     36      557
  #*Capital City Bank Group, Inc...............................    600    6,720
    Capital One Financial Corp.................................  3,500  197,120
    CapitalSource, Inc.........................................  6,300   51,093
    Capitol Federal Financial, Inc.............................  3,561   41,842
    Cardinal Financial Corp....................................    700   11,438
    Cash America International, Inc............................  1,000   47,910
    Cathay General Bancorp.....................................  2,147   41,673
    CBOE Holdings, Inc.........................................    300   10,164
   *CBRE Group, Inc. Class A...................................    400    8,632
    Center Bancorp, Inc........................................    448    5,367
    Centerstate Banks, Inc.....................................    371    3,283
   *Central Pacific Financial Corp.............................  1,228   19,783
    Charles Schwab Corp. (The).................................  1,320   21,820
    Chemical Financial Corp....................................    800   19,448
   *Chicopee Bancorp, Inc......................................     89    1,427
    Chubb Corp. (The)..........................................  2,912  233,863
    Cincinnati Financial Corp..................................  2,860  121,378
   *CIT Group, Inc.............................................  2,871  121,587
    Citigroup, Inc............................................. 16,934  713,937
   *Citizens Community Bancorp, Inc............................    300    1,899
   *Citizens, Inc..............................................  1,400   14,014
   #City Holding Co............................................    400   15,116
    City National Corp.........................................  1,300   68,848
    Clifton Savings Bancorp, Inc...............................    219    2,549
    CME Group, Inc.............................................  2,000  115,680
    CNA Financial Corp.........................................    721   22,459
    CNB Financial Corp.........................................     70    1,189
    CNO Financial Group, Inc...................................  5,921   60,809
    CoBiz Financial, Inc.......................................    800    6,528
    Cohen & Steers, Inc........................................    249    8,190
    Columbia Banking System, Inc...............................    746   15,069

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Comerica, Inc.............................................. 3,207  $110,193
    Commerce Bancshares, Inc................................... 1,911    71,758
    Community Bank System, Inc................................. 1,000    28,400
    Community Trust Bancorp, Inc...............................   500    16,855
    Consolidated-Tokoma Land Co................................   200     7,198
   *Cowen Group, Inc. Class A..................................   400     1,064
    Crawford & Co. Class A.....................................   200     1,008
    Crawford & Co. Class B.....................................   200     1,454
   *Credit Acceptance Corp.....................................   162    16,130
    Cullen/Frost Bankers, Inc.................................. 1,320    77,735
    CVB Financial Corp......................................... 3,160    34,760
   *DFC Global Corp............................................ 1,049    20,204
    Dime Community Bancshares, Inc.............................   700     9,667
    Discover Financial Services................................ 2,800   107,492
    Donegal Group, Inc. Class A................................   700     9,205
    Duff & Phelps Corp. Class A................................   802    12,744
   *E*Trade Financial Corp..................................... 3,427    36,360
    East West Bancorp, Inc..................................... 3,323    77,924
   *Eaton Vance Corp...........................................   600    21,720
    EMC Insurance Group, Inc...................................   235     5,866
    Employers Holdings, Inc....................................   400     8,524
   *Encore Capital Group, Inc..................................   500    15,045
    Endurance Specialty Holdings, Ltd.......................... 1,180    50,646
   *Enstar Group, Ltd..........................................   200    24,612
    Enterprise Bancorp, Inc....................................    41       706
    Enterprise Financial Services Corp.........................   428     5,739
    Erie Indemnity Co. Class A.................................   500    35,670
    ESB Financial Corp.........................................   572     7,974
   *Evercore Partners, Inc. Class A............................   500    19,160
    Everest Re Group, Ltd......................................   800    92,648
   *Ezcorp, Inc. Class A.......................................   700    15,540
    FBL Financial Group, Inc. Class A..........................   800    27,944
    Federal Agricultural Mortgage Corp. Class C................   200     6,862
  #*Federated Investors, Inc. Class B.......................... 1,900    44,954
    Federated National Holding Co..............................   200     1,142
    Fidelity National Financial, Inc. Class A.................. 5,200   130,520
    Fifth Third Bancorp........................................ 2,304    37,532
    Financial Institutions, Inc................................   200     4,018
   *First Acceptance Corp...................................... 1,000     1,240
    First American Financial Corp.............................. 2,633    62,902
    First Bancorp..............................................   600     7,620
   *First BanCorp..............................................   200     1,026
    First Bancorp, Inc.........................................   147     2,434
    First Busey Corp........................................... 1,909     8,667
   *First California Financial Group, Inc......................   350     2,807
   *First Cash Financial Services, Inc.........................   644    34,332
    First Citizens BancShares, Inc. Class A....................   250    43,590
    First Commonwealth Financial Corp.......................... 2,703    19,110
    First Community Bancshares, Inc............................   400     6,380
    First Financial Bancorp.................................... 1,800    27,522
   #First Financial Bankshares, Inc............................   802    32,930
    First Financial Corp.......................................   300     9,051
    First Financial Holdings, Inc..............................   400     6,060
   *First Financial Northwest, Inc.............................   100       811
    First Horizon National Corp................................ 6,126    62,546
    First Merchants Corp.......................................   389     5,854
    First Midwest Bancorp, Inc................................. 1,160    14,697
    First Niagara Financial Group, Inc......................... 4,158    32,599
   *First South Bancorp, Inc...................................   400     2,416
   *FirstCity Financial Corp...................................   400     3,936
   #FirstMerit Corp............................................ 1,386    21,109

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
   *Flagstar Bancorp, Inc....................................     31 $      488
    Flushing Financial Corp..................................    700     11,088
    FNB Corp.................................................  3,468     40,194
   *Forest City Enterprises, Inc. Class A....................    716     12,108
   *Forest City Enterprises, Inc. Class B....................    409      6,939
   *Forestar Group, Inc......................................    900     17,127
    Fox Chase Bancorp, Inc...................................    446      7,676
   *Franklin Resources, Inc..................................    400     54,752
    Fulton Financial Corp....................................  2,640     28,750
    Gallagher (Arthur J.) & Co...............................    500     18,475
   *GAMCO Investors, Inc. Class A............................    160      9,016
   *Genworth Financial, Inc. Class A.........................  3,321     30,454
    German American Bancorp, Inc.............................    482     10,763
    GFI Group, Inc...........................................  3,664     12,458
    Glacier Bancorp, Inc.....................................  1,900     29,602
   *Global Indemnity P.L.C...................................    550     11,610
    Goldman Sachs Group, Inc. (The)..........................  3,440    508,638
    Great Southern Bancorp, Inc..............................    500     12,430
   *Green Dot Corp. Class A..................................    100      1,340
  #*Greenhill & Co., Inc.....................................    170     10,013
   *Greenlight Capital Re, Ltd. Class A......................    700     16,835
   *Hallmark Financial Services, Inc.........................    800      7,160
    Hancock Holding Co.......................................  1,936     58,506
   *Hanmi Financial Corp.....................................    469      7,715
    Hanover Insurance Group, Inc. (The)......................  1,300     54,028
   *Harris & Harris Group, Inc...............................  1,000      3,790
    Hartford Financial Services Group, Inc...................  4,535    112,468
    HCC Insurance Holdings, Inc..............................  2,600    100,568
    Heartland Financial USA, Inc.............................    493     11,679
   *Heritage Commerce Corp...................................    600      3,906
    Heritage Financial Corp..................................    249      3,518
    Heritage Financial Group, Inc............................    114      1,597
    HF Financial Corp........................................     99      1,266
   *HFF, Inc. Class A........................................    650     11,336
   *Hilltop Holdings, Inc....................................  1,200     15,768
   *Home Bancorp, Inc........................................    200      3,818
   *Home BancShares, Inc.....................................    715     24,825
    Home Federal Bancorp, Inc................................    615      7,909
    Homeowners Choice, Inc...................................    207      4,678
    Horace Mann Educators Corp...............................  1,200     26,088
   *Howard Hughes Corp. (The)................................     77      5,544
    Hudson City Bancorp, Inc.................................  7,639     65,313
    Hudson Valley Holding Corp...............................    110      1,683
    Huntington Bancshares, Inc...............................  7,333     51,038
    IBERIABANK Corp..........................................    700     36,043
   *ICG Group, Inc...........................................    900     10,800
    Independent Bank Corp....................................    618     19,152
    Interactive Brokers Group, Inc. Class A..................    900     12,870
   *IntercontinentalExchange, Inc............................    350     48,562
    International Bancshares Corp............................  1,757     34,349
   *Intervest Bancshares Corp. Class A.......................    200        920
   *INTL. FCStone, Inc.......................................    500      8,760
    Invesco, Ltd.............................................  5,426    147,858
   *Investment Technology Group, Inc.........................  1,300     13,156
   *Investors Bancorp, Inc...................................  2,632     46,455
   #Janus Capital Group, Inc.................................  3,400     31,620
    Jefferies Group, Inc.....................................  2,246     44,763
    Jones Lang LaSalle, Inc..................................    900     82,926
    JPMorgan Chase & Co...................................... 28,409  1,336,643
    KBW, Inc.................................................    600      9,522
    Kearny Financial Corp....................................  1,400     14,140

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Kemper Corp................................................ 1,700  $ 56,627
    Kennedy-Wilson Holdings, Inc...............................   930    13,941
    KeyCorp.................................................... 6,600    62,040
   *Knight Capital Group, Inc. Class A......................... 2,158     8,028
    Lakeland Bancorp, Inc......................................   882     8,600
    Lakeland Financial Corp....................................   508    12,416
    Legg Mason, Inc............................................ 2,652    73,328
   #Leucadia National Corp..................................... 2,152    54,768
    Lincoln National Corp...................................... 2,300    66,654
    LNB Bancorp, Inc...........................................   200     1,470
    Loews Corp................................................. 2,300    99,751
    LPL Financial Holdings, Inc................................   271     9,024
    M&T Bank Corp.............................................. 1,488   152,803
    Maiden Holdings, Ltd....................................... 1,300    13,221
    MainSource Financial Group, Inc............................   700     9,660
   *Markel Corp................................................   200    95,226
   *MarketAxess Holdings, Inc..................................   696    26,316
    Marlin Business Services Corp..............................   400     8,800
    Marsh & McLennan Cos., Inc................................. 1,000    35,480
   *Maui Land & Pineapple Co., Inc.............................   240       989
    MB Financial, Inc.......................................... 1,304    29,170
   *MBIA, Inc.................................................. 3,887    33,467
    MCG Capital Corp........................................... 2,300    10,603
    Meadowbrook Insurance Group, Inc........................... 1,400     8,778
    Medallion Financial Corp...................................   600     7,674
    Merchants Bancshares, Inc..................................   114     3,228
    Mercury General Corp....................................... 1,600    63,360
   *Meridian Interstate Bancorp, Inc...........................   200     3,496
    MetLife, Inc............................................... 6,648   248,236
   *Metro Bancorp, Inc.........................................    84     1,320
   *MGIC Investment Corp....................................... 5,400    15,012
    MidSouth Bancorp, Inc......................................    72     1,084
    MidWestOne Financial Group, Inc............................   196     4,684
    Montpelier Re Holdings, Ltd................................ 1,781    43,421
   *Moody's Corp...............................................   600    32,892
    Morgan Stanley............................................. 4,500   102,825
   *MSCI, Inc..................................................   400    13,496
    NASDAQ OMX Group, Inc. (The)............................... 2,199    62,276
   *National Financial Partners Corp........................... 1,000    17,610
    National Interstate Corp...................................   500    15,250
    National Penn Bancshares, Inc.............................. 4,025    39,244
    National Western Life Insurance Co. Class A................    11     1,797
   *Navigators Group, Inc. (The)...............................   400    21,692
    NBT Bancorp, Inc...........................................   900    18,666
    Nelnet, Inc. Class A....................................... 1,000    30,430
   *Netspend Holdings, Inc.....................................   763     8,271
   #New York Community Bancorp, Inc............................ 4,000    53,400
   *NewStar Financial, Inc.....................................   868    12,378
    Northeast Community Bancorp, Inc...........................   500     2,770
    Northern Trust Corp........................................ 2,000   102,940
   *Northfield Bancorp, Inc....................................   701     7,849
    Northrim Bancorp, Inc......................................   200     4,356
    Northwest Bancshares, Inc.................................. 2,350    28,670
    NYSE Euronext.............................................. 2,482    85,803
    Ocean Shore Holding Co.....................................   183     2,802
    OceanFirst Financial Corp..................................   600     8,514
   *Ocwen Financial Corp....................................... 3,500   136,395
    Old National Bancorp....................................... 2,280    30,461
    Old Republic International Corp............................ 3,800    43,320
   *OmniAmerican Bancorp, Inc..................................   218     5,409
    OneBeacon Insurance Group, Ltd. Class A....................   140     1,912

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Oppenheimer Holdings, Inc. Class A.........................    400 $  6,804
    Oriental Financial Group, Inc..............................  1,300   18,681
    Oritani Financial Corp.....................................  1,400   21,196
    Pacific Continental Corp...................................    357    3,923
   *Pacific Mercantile Bancorp.................................    400    2,320
    PacWest Bancorp............................................    900   24,732
   #Park National Corp.........................................    540   35,343
   *Park Sterling Corp.........................................    609    3,459
    PartnerRe, Ltd.............................................  1,070   93,828
    Peapack-Gladstone Financial Corp...........................    184    2,703
    Penns Woods Bancorp, Inc...................................     71    2,846
    Peoples Bancorp, Inc.......................................    400    8,680
    People's United Financial, Inc.............................  2,687   33,077
   *PHH Corp...................................................  1,109   24,265
   *PICO Holdings, Inc.........................................    700   14,721
   *Pinnacle Financial Partners, Inc...........................    630   13,526
    Platinum Underwriters Holdings, Ltd........................    933   45,465
    PNC Financial Services Group, Inc..........................  4,300  265,740
   *Popular, Inc...............................................    991   26,598
   *Portfolio Recovery Associates, Inc.........................    500   53,475
    Primerica, Inc.............................................  1,519   49,945
    Principal Financial Group, Inc.............................  1,800   55,818
    PrivateBancorp, Inc........................................  1,231   21,136
    ProAssurance Corp..........................................  1,800   81,072
    Progressive Corp. (The)....................................    900   20,241
    Prosperity Bancshares, Inc.................................  1,262   56,929
    Protective Life Corp.......................................  2,200   69,608
    Provident Financial Services, Inc..........................  1,800   26,694
    Provident New York Bancorp.................................    997    8,903
    Prudential Financial, Inc..................................  3,600  208,368
    Pulaski Financial Corp.....................................    143    1,386
    QC Holdings, Inc...........................................    500    1,665
   #Radian Group, Inc..........................................  1,100    7,073
    Raymond James Financial, Inc...............................  1,929   86,091
    Regions Financial Corp..................................... 14,000  108,920
    Reinsurance Group of America, Inc..........................  1,271   72,943
    RenaissanceRe Holdings, Ltd................................    779   66,714
    Renasant Corp..............................................    700   13,615
    Republic Bancorp, Inc. Class A.............................    400    8,988
    Resource America, Inc. Class A.............................    500    3,875
   *Riverview Bancorp, Inc.....................................    500    1,125
    RLI Corp...................................................    660   45,547
    Rockville Financial, Inc...................................    910   11,721
    Roma Financial Corp........................................    347    5,233
    Ryman Hospitality Properties...............................  1,471   58,796
    S&T Bancorp, Inc...........................................    700   12,908
    S.Y. Bancorp, Inc..........................................    300    6,783
    Safety Insurance Group, Inc................................    500   24,005
    Sandy Spring Bancorp, Inc..................................    600   11,910
    SCBT Financial Corp........................................    400   16,840
    SeaBright Holdings, Inc....................................    600    6,654
    SEI Investments Co.........................................  1,554   41,896
    Selective Insurance Group, Inc.............................  1,010   20,715
    Sierra Bancorp.............................................    286    3,564
  #*Signature Bank.............................................    594   43,914
    Simmons First National Corp. Class A.......................    600   15,318
    Simplicity Bancorp, Inc....................................    287    4,139
    SLM Corp...................................................  2,344   39,590
    Southside Bancshares, Inc..................................    512   10,832
   *Southwest Bancorp, Inc.....................................    600    7,686
   *St. Joe Co. (The)..........................................  1,205   28,318

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    StanCorp Financial Group, Inc............................  1,300 $   50,557
    State Auto Financial Corp................................  1,300     19,786
    State Street Corp........................................  2,594    144,356
    StellarOne Corp..........................................    600      8,970
    Sterling Bancorp.........................................    601      5,764
    Stewart Information Services Corp........................    400     10,624
   *Stifel Financial Corp....................................  1,374     50,632
   *Suffolk Bancorp..........................................    200      2,766
   *Sun Bancorp, Inc.........................................    722      2,498
    SunTrust Banks, Inc......................................  5,080    144,120
    Susquehanna Bancshares, Inc..............................  4,510     51,504
   *SVB Financial Group......................................    900     59,733
   *SWS Group, Inc...........................................    600      3,954
    Symetra Financial Corp...................................  1,723     24,036
    Synovus Financial Corp................................... 11,396     29,402
   *T. Rowe Price Group, Inc.................................    400     28,580
   *Taylor Capital Group, Inc................................    466      8,085
   #TCF Financial Corp.......................................  1,900     25,954
    TD Ameritrade Holding Corp...............................  1,900     36,841
   *Tejon Ranch Co...........................................    451     13,783
    Territorial Bancorp, Inc.................................    300      6,873
   *Texas Capital Bancshares, Inc............................  1,000     41,400
   *TFS Financial Corp.......................................  2,603     26,629
    Thomas Properties Group, Inc.............................    500      2,575
    Tompkins Financial Corp..................................    305     12,478
    Torchmark Corp...........................................  1,000     55,710
    Tower Group, Inc.........................................  1,200     23,160
   #TowneBank................................................    721     10,938
    Travelers Cos., Inc. (The)...............................  3,008    236,008
    Tree.com, Inc............................................    500      8,740
    TriCo Bancshares.........................................    500      8,240
    TrustCo Bank Corp........................................  2,597     13,738
    Trustmark Corp...........................................  1,700     39,321
    U.S. Bancorp.............................................  8,600    284,660
    UMB Financial Corp.......................................  1,200     53,124
    Umpqua Holdings Corp.....................................  3,092     39,083
    Union Bankshares, Inc....................................     64      1,286
    Union First Market Bankshares Corp.......................    545      9,527
   #United Bankshares, Inc...................................  1,400     35,686
   *United Community Banks, Inc..............................    100      1,049
    United Financial Bancorp, Inc............................    711     10,644
    United Fire Group, Inc...................................    700     16,233
    Universal Insurance Holdings, Inc........................    100        454
    Univest Corp. of Pennsylvania............................    600     10,128
    Unum Group...............................................  2,772     64,615
    Validus Holdings, Ltd....................................  2,319     84,435
   #Valley National BanCorp..................................  3,926     38,436
    ViewPoint Financial Group, Inc...........................    971     20,537
   *Virginia Commerce Bancorp, Inc...........................    565      7,424
    W.R. Berkley Corp........................................  2,300     94,691
   *Waddell & Reed Financial, Inc............................    600     23,820
    Washington Banking Co....................................    290      4,086
    Washington Federal, Inc..................................  3,000     52,770
    Washington Trust Bancorp, Inc............................    517     13,628
   *Waterstone Financial, Inc................................  1,000      7,480
    Webster Financial Corp...................................  1,903     42,342
    Wells Fargo & Co......................................... 31,743  1,105,609
    WesBanco, Inc............................................    680     15,769
    West Bancorporation, Inc.................................    600      6,642
    West Coast Bancorp.......................................    520     12,334
  #*Westamerica Bancorporation...............................    530     23,543

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
   *Western Alliance Bancorp................................ 1,825  $    22,448
    Westfield Financial, Inc................................   700        5,278
    Westwood Holdings Group, Inc............................    77        3,237
    Willis Group Holdings P.L.C............................. 1,454       51,922
   *Wilshire Bancorp, Inc................................... 1,608        9,873
    Wintrust Financial Corp................................. 1,001       37,107
   *World Acceptance Corp...................................   300       23,265
    XL Group P.L.C.......................................... 4,023      111,518
    Zions Bancorporation.................................... 3,500       81,620
                                                                    -----------
Total Financials............................................         18,399,930
                                                                    -----------
Industrials -- (16.0%)
   *3M Co................................................... 1,200      120,660
    A.O. Smith Corp.........................................   850       58,888
   *AAON, Inc...............................................   640       14,554
    AAR Corp................................................   800       15,080
    ABM Industries, Inc.....................................   800       17,536
   *Acacia Research Corp....................................   495       12,637
   *ACCO Brands Corp........................................   759        6,322
    Acorn Energy, Inc.......................................   100          736
   *Actuant Corp. Class A................................... 1,900       56,012
    Acuity Brands, Inc......................................   455       31,304
    ADT Corp. (The)......................................... 1,215       57,712
   *Advisory Board Co. (The)................................   400       21,692
   *AECOM Technology Corp................................... 1,444       36,923
   *Aegion Corp.............................................   700       16,464
   *Aerovironment, Inc......................................   700       15,155
   *AGCO Corp............................................... 1,100       58,300
   *Air Transport Services Group, Inc....................... 1,133        5,268
    Alamo Group, Inc........................................   400       13,584
   *Alaska Air Group, Inc................................... 1,600       73,808
    Albany International Corp. Class A......................   486       12,179
   *Allegiant Travel Co.....................................   400       29,788
    Alliant Techsystems, Inc................................   648       41,939
  o*Allied Defense Group, Inc. (The)........................   300        1,578
    Altra Holdings, Inc.....................................   800       19,160
    Amerco, Inc.............................................   600       80,676
   *Ameresco, Inc. Class A..................................   500        4,920
    American Railcar Industries, Inc........................   600       23,604
   *American Science & Engineering, Inc.....................   200       13,516
   *American Woodmark Corp..................................   490       13,627
    AMETEK, Inc.............................................   825       33,817
    Ampco-Pittsburgh Corp...................................   300        5,526
   *Apogee Enterprises, Inc................................. 1,000       24,450
   *Applied Industrial Technologies, Inc....................   986       43,345
   *ARC Document Solutions, Inc.............................   900        2,151
   *Argan, Inc..............................................    79        1,485
    Arkansas Best Corp......................................   600        6,312
   *Armstrong World Industries, Inc.........................   549       30,190
    Astec Industries, Inc...................................   500       17,660
   *Astronics Corp..........................................   506       11,592
   *Atlas Air Worldwide Holdings, Inc.......................   850       38,326
    Avery Dennison Corp..................................... 1,602       61,693
   *Avis Budget Group, Inc.................................. 2,700       58,131
   *AZZ, Inc................................................   600       25,674
   *B/E Aerospace, Inc...................................... 1,100       56,639
   *Babcock & Wilcox Co. (The).............................. 1,200       31,968
    Barnes Group, Inc....................................... 1,620       38,718
    Barrett Business Services, Inc..........................   300       12,072
   *Beacon Roofing Supply, Inc.............................. 1,200       43,368
    Belden, Inc............................................. 1,200       57,780

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *Blount International, Inc..................................   500  $  8,525
   *BlueLinx Holdings, Inc..................................... 2,045     6,339
   *Boeing Co. (The)........................................... 1,000    73,870
    Brady Corp. Class A........................................ 1,100    38,379
    Briggs & Stratton Corp..................................... 1,200    28,476
   *Brink's Co. (The)..........................................   997    29,731
   *C.H. Robinson Worldwide, Inc...............................   300    19,845
   *CAI International, Inc.....................................   600    15,048
    Carlisle Cos., Inc......................................... 1,000    64,150
    Cascade Corp...............................................   400    25,828
   *Casella Waste Systems, Inc. Class A........................   700     3,178
   *Caterpillar, Inc........................................... 1,000    98,390
   *CBIZ, Inc.................................................. 1,300     7,878
    CDI Corp...................................................   700    11,914
    CECO Environmental Corp....................................   200     2,212
    Celadon Group, Inc.........................................   500     9,905
    Cintas Corp................................................ 1,600    67,616
    CIRCOR International, Inc..................................   500    20,750
    CLAROC, Inc................................................   900    45,414
   *Clean Harbors, Inc.........................................   400    22,236
    CNH Global NV..............................................   140     6,684
   *Colfax Corp................................................ 1,104    49,249
   *Columbus McKinnon Corp.....................................   500     9,460
    Comfort Systems USA, Inc................................... 1,200    15,492
   *Commercial Vehicle Group, Inc..............................   400     3,236
   *Consolidated Graphics, Inc.................................   300    10,989
    Con-way, Inc............................................... 1,428    44,811
   *Copart, Inc................................................   760    27,292
   *Corporate Executive Board Co. (The)........................   400    20,044
    Corrections Corp. of America............................... 2,300    87,147
    Courier Corp...............................................   500     6,055
    Covanta Holding Corp....................................... 1,585    31,256
   *Covenant Transportation Group, Inc. Class A................   100       631
   *CRA International, Inc.....................................   300     5,577
    Crane Co...................................................   900    45,252
    CSX Corp................................................... 7,100   156,413
   *Cubic Corp.................................................   600    28,200
   *Cummins, Inc...............................................   300    34,449
    Curtiss-Wright Corp........................................ 1,200    42,780
    Danaher Corp............................................... 2,000   119,860
    Deere & Co.................................................   600    56,436
   *Delta Air Lines, Inc....................................... 5,168    71,784
   *Deluxe Corp................................................ 1,100    40,469
   *DigitalGlobe, Inc..........................................   600    16,782
   *Donaldson Co., Inc.........................................   800    30,088
    Douglas Dynamics, Inc......................................   400     5,272
    Dover Corp................................................. 1,666   115,254
   *Ducommun, Inc..............................................   300     4,809
    Dun & Bradstreet Corp. (The)...............................   224    18,265
   *DXP Enterprises, Inc.......................................   200    11,380
   *Dycom Industries, Inc......................................   700    14,686
    Dynamic Materials Corp.....................................   200     3,324
    Eastern Co. (The)..........................................   142     2,221
   *Eaton Corp. P.L.C.......................................... 1,916   109,116
   *Echo Global Logistics, Inc.................................   376     6,982
    EMCOR Group, Inc........................................... 1,600    58,128
   *Emerson Electric Co........................................ 1,500    85,875
    Encore Wire Corp...........................................   700    22,834
   *Energy Recovery, Inc.......................................   992     3,700
   *EnerNOC, Inc...............................................   250     3,862
   *EnerSys, Inc............................................... 1,200    49,116

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
   *Engility Holdings, Inc...................................    266 $    5,120
    Ennis, Inc...............................................    500      7,805
   *EnPro Industries, Inc....................................    600     26,688
    Equifax, Inc.............................................  1,600     93,920
    ESCO Technologies, Inc...................................    700     28,819
   *Esterline Technologies Corp..............................    800     53,112
    Exelis, Inc..............................................  2,824     31,036
    Expeditors International of Washington, Inc..............    700     30,030
   *Exponent, Inc............................................    300     14,667
   *Fastenal Co..............................................    600     29,808
   *Federal Signal Corp......................................  1,700     13,668
    FedEx Corp...............................................  2,068    209,799
   *Flow International Corp..................................    319      1,203
    Flowserve Corp...........................................    227     35,587
   *Fluor Corp...............................................    785     50,892
   *Forward Air Corp.........................................    500     18,555
   *Franklin Covey Co........................................    700      9,716
   *Franklin Electric Co., Inc...............................    500     33,260
    FreightCar America, Inc..................................    300      7,437
   *FTI Consulting, Inc......................................  1,200     39,000
   *Fuel Tech, Inc...........................................    600      2,568
   *Furmanite Corp...........................................    800      4,248
    G & K Services, Inc. Class A.............................    500     20,020
    Gardner Denver, Inc......................................    100      7,037
    GATX Corp................................................  1,400     66,290
   *GenCorp, Inc.............................................  1,200     12,876
    Generac Holdings, Inc....................................  1,093     40,638
   *General Cable Corp.......................................  1,052     35,368
    General Dynamics Corp....................................  1,700    112,710
    General Electric Co...................................... 64,022  1,426,410
   *Genesee & Wyoming, Inc. Class A..........................    800     67,664
    Geo Group, Inc. (The)....................................  1,877     61,228
   *GeoEye, Inc..............................................    600     21,498
   *Gibraltar Industries, Inc................................    800     13,896
    Global Power Equipment Group, Inc........................    500      8,205
   *Gorman-Rupp Co. (The)....................................    500     15,195
   *GP Strategies Corp.......................................    600     12,840
   *Graco, Inc...............................................    400     22,880
   *GrafTech International, Ltd..............................  1,466     14,074
    Graham Corp..............................................    250      5,792
    Granite Construction, Inc................................  1,100     39,996
    Great Lakes Dredge & Dock Corp...........................  1,000      9,380
   *Greenbrier Cos., Inc.....................................    700     13,951
    Griffon Corp.............................................  1,100     12,980
    H&E Equipment Services, Inc..............................    100      1,928
    Hardinge, Inc............................................    300      3,384
    Harsco Corp..............................................  2,094     53,376
   *Hawaiian Holdings, Inc...................................  1,200      6,924
   *Heartland Express, Inc...................................  1,800     24,894
    HEICO Corp...............................................    191      8,664
   *HEICO Corp. Class A......................................    377     12,822
   *Heritage-Crystal Clean, Inc..............................     99      1,557
   *Herman Miller, Inc.......................................    300      7,410
   *Hertz Global Holdings, Inc...............................  2,420     44,238
   *Hexcel Corp..............................................    900     24,111
   *Hill International, Inc..................................    900      3,069
   *HNI Corp.................................................    932     29,423
   *Honeywell International, Inc.............................  1,400     95,536
    Houston Wire & Cable Co..................................    221      2,641
   *Hub Group, Inc. Class A..................................    900     33,129
    Hubbell, Inc. Class A....................................    100      8,403

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *Hubbell, Inc. Class B......................................   300  $ 27,315
   *Hudson Global, Inc.........................................   700     3,367
   *Huntington Ingalls Industries, Inc.........................   999    44,256
   *Hurco Cos., Inc............................................   200     5,936
   *Huron Consulting Group, Inc................................   413    14,083
    Hyster-Yale Materials Handling, Inc........................   400    20,072
   *ICF International, Inc.....................................   350     8,012
    IDEX Corp.................................................. 1,520    75,833
   *IHS, Inc...................................................   300    30,870
   *II-VI, Inc................................................. 1,177    20,033
   *Illinois Tool Works, Inc................................... 1,200    75,396
   *Ingersoll-Rand P.L.C....................................... 3,100   159,309
   *InnerWorkings, Inc.........................................   640     8,902
    Innovative Solutions & Support, Inc........................   400     1,696
    Insperity, Inc.............................................   423    14,225
    Insteel Industries, Inc....................................   400     6,064
   *Integrated Electrical Services, Inc........................   500     2,425
   *Interface, Inc............................................. 1,285    21,562
    International Shipholding Corp.............................   200     3,820
    Intersections, Inc.........................................   500     5,190
    Iron Mountain, Inc.........................................   653    22,339
    ITT Corp................................................... 1,500    38,520
   *J.B. Hunt Transport Services, Inc..........................   420    28,253
   *Jacobs Engineering Group, Inc..............................   833    40,076
   *JetBlue Airways Corp....................................... 7,800    45,318
   *John Bean Technologies Corp................................   528     9,868
   *Joy Global, Inc............................................   500    31,585
   *Kadant, Inc................................................   200     5,374
   *Kaman Corp.................................................   600    21,804
    Kansas City Southern....................................... 1,600   148,976
    KAR Auction Services, Inc.................................. 1,819    38,799
   *Kaydon Corp................................................   900    22,320
    KBR, Inc...................................................   800    24,976
    Kelly Services, Inc. Class A...............................   632    10,074
    Kennametal, Inc............................................ 1,500    61,515
   *Key Technology, Inc........................................   200     2,460
    Kforce, Inc................................................   856    11,779
    Kimball International, Inc. Class B........................   600     6,480
   *Kirby Corp................................................. 1,300    91,845
   *Knight Transportation, Inc................................. 2,000    31,900
   *Knoll, Inc.................................................   628    10,412
   *Korn/Ferry International...................................   800    13,744
   *Kratos Defense & Security Solutions, Inc...................   970     4,278
    L.B. Foster Co. Class A....................................   200     8,662
    L-3 Communications Holdings, Inc........................... 1,600   121,472
    Landstar System, Inc.......................................   400    22,816
    Lawson Products, Inc.......................................   185     2,031
   *Layne Christensen Co.......................................   500    11,335
    Lennox International, Inc..................................   560    32,206
   *Lincoln Electric Holdings, Inc............................. 1,808    97,505
    Lindsay Corp...............................................   300    27,912
   *LMI Aerospace, Inc.........................................   300     6,630
    Lockheed Martin Corp.......................................   324    28,146
    LSI Industries, Inc........................................   700     5,068
   *Lydall, Inc................................................   400     6,112
   *Manitex International, Inc.................................   225     2,187
   *Manitowoc Co., Inc. (The).................................. 2,048    36,045
    Manpower, Inc.............................................. 1,514    77,971
    Marten Transport, Ltd......................................   600    12,216
    Masco Corp................................................. 1,200    22,068
  #*MasTec, Inc................................................ 1,277    36,139

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Mastech Holdings, Inc......................................    44  $    334
   *Matson, Inc................................................ 1,017    27,876
    McGrath RentCorp...........................................   700    20,923
   *Meritor, Inc............................................... 1,377     6,279
   *Metalico, Inc.............................................. 1,567     3,024
    Met-Pro Corp...............................................   533     5,527
   *MFRI, Inc..................................................   200     1,214
    Michael Baker Corp.........................................   300     7,707
   *Middleby Corp..............................................   215    30,392
    Miller Industries, Inc.....................................   300     4,584
   *Mine Safety Appliances Co.................................. 1,000    46,220
   *Mistras Group, Inc.........................................   400     8,808
   *Mobile Mini, Inc...........................................   741    17,784
   *Moog, Inc. Class A......................................... 1,100    48,180
   *Moog, Inc. Class B.........................................   138     6,062
   *MSC Industrial Direct Co., Inc. Class A....................   100     7,912
   *Mueller Industries, Inc.................................... 1,100    58,696
   *Mueller Water Products, Inc. Class A....................... 3,445    20,360
    Multi-Color Corp...........................................   432    10,351
   *MYR Group, Inc.............................................   500    11,225
   #National Presto Industries, Inc............................   100     7,335
   *National Technical Systems, Inc............................   300     2,394
   *Navigant Consulting, Inc................................... 1,100    12,683
   *Nielsen Holdings NV........................................   156     5,072
    NL Industries, Inc.........................................   941    12,177
   *NN, Inc....................................................   700     6,482
   *Nordson Corp...............................................   400    27,048
    Norfolk Southern Corp...................................... 3,416   235,260
    Northrop Grumman Corp...................................... 1,795   116,747
   *Northwest Pipe Co..........................................   100     2,465
   *Old Dominion Freight Line, Inc............................. 1,800    67,104
    Omega Flex, Inc............................................   169     2,403
   *On Assignment, Inc......................................... 1,100    26,895
   *Orbital Sciences Corp...................................... 1,000    14,700
   *Orion Energy Systems, Inc..................................   900     1,827
   *Orion Marine Group, Inc.................................... 1,000     7,800
   *Oshkosh Corp...............................................   857    33,577
   *Owens Corning, Inc......................................... 2,256    94,008
    P.A.M. Transportation Services, Inc........................   300     2,832
   *PACCAR, Inc................................................   550    25,883
   *Parker Hannifin Corp.......................................   500    46,485
   *Park-Ohio Holdings Corp....................................   200     4,828
   *Patrick Industries, Inc....................................   117     1,926
   *Patriot Transportation Holding, Inc........................   242     6,236
    Pentair, Inc............................................... 2,088   105,820
   *PGT, Inc...................................................   148       725
    Pike Electric Corp.........................................   300     3,120
   #Pitney Bowes, Inc..........................................   300     4,323
   *PMFG, Inc..................................................   256     2,153
   *Powell Industries, Inc.....................................   300    13,575
   *PowerSecure International, Inc.............................   500     4,345
    Precision Castparts Corp...................................   200    36,680
    Preformed Line Products Co.................................   191    12,889
   *Primoris Services Corp.....................................   747    14,327
    Quad/Graphics, Inc.........................................   200     4,340
    Quanex Building Products Corp.............................. 1,000    20,660
   *Quanta Services, Inc....................................... 1,500    43,455
    Raven Industries, Inc......................................   600    16,158
    Raytheon Co................................................ 1,600    84,288
   *RBC Bearings, Inc..........................................   700    36,911
    RCM Technologies, Inc......................................   400     2,212

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Regal-Beloit Corp..........................................  1,000 $ 74,160
   *Republic Airways Holdings, Inc.............................  1,000    8,390
    Republic Services, Inc.....................................  2,910   92,800
    Resources Connection, Inc..................................    529    6,459
   *Roadrunner Transportation Systems, Inc.....................    799   16,068
    Robbins & Myers, Inc.......................................    800   46,624
   *Robert Half International, Inc.............................    500   17,620
   *Rockwell Automation, Inc...................................    500   44,595
   *Rockwell Collins, Inc......................................    500   29,440
   *Rollins, Inc...............................................  1,060   26,203
    Roper Industries, Inc......................................  1,300  152,685
   #RR Donnelley & Sons Co.....................................  3,900   35,880
   *Rush Enterprises, Inc. Class A.............................    750   17,745
    Ryder System, Inc..........................................  1,300   73,814
   *Saia, Inc..................................................    300    7,782
    Sauer-Danfoss, Inc.........................................    300   16,101
    Schawk, Inc................................................    800   10,272
    SeaCube Container Leasing, Ltd.............................    489   11,232
   *Shaw Group, Inc. (The).....................................    877   41,500
    Simpson Manufacturing Co., Inc.............................  1,400   45,388
    SkyWest, Inc...............................................    900   11,376
    SL Industries, Inc.........................................    200    3,496
    Snap-on, Inc...............................................  1,000   81,020
    Southwest Airlines Co...................................... 12,663  141,952
   *Spirit Aerosystems Holdings, Inc. Class A..................  1,946   31,019
   *Spirit Airlines, Inc.......................................    187    3,626
    SPX Corp...................................................    846   63,137
   *Standard Parking Corp......................................    200    4,192
    Standex International Corp.................................    300   16,995
    Stanley Black & Decker, Inc................................  1,304  100,186
   *Steelcase, Inc. Class A....................................  2,300   31,349
   *Stericycle, Inc............................................    300   28,305
   *Sterling Construction Co., Inc.............................    400    4,100
   *Sun Hydraulics Corp........................................    462   12,751
   *Swift Transportation Co....................................  1,700   23,222
   *SYKES Enterprises, Inc.....................................  1,080   17,388
    Sypris Solutions, Inc......................................    700    2,898
   *TAL International Group, Inc...............................    900   37,710
   *Taser International, Inc...................................  1,471   12,312
   *Team, Inc..................................................    500   21,905
   *Tecumseh Products Co. Class A..............................    300    2,133
   *Teledyne Technologies, Inc.................................    800   54,608
   *Tennant Co.................................................    300   13,812
   *Terex Corp.................................................  1,659   53,718
   *Tetra Tech, Inc............................................  1,600   45,856
    Textainer Group Holdings, Ltd..............................    800   33,160
    Textron, Inc...............................................  2,314   66,551
    Timken Co..................................................  1,100   58,971
    Titan International, Inc...................................    755   18,339
    Toro Co. (The).............................................    400   17,612
    Towers Watson & Co.........................................    400   24,432
   *TransDigm Group, Inc.......................................    100   13,544
   *TRC Cos., Inc..............................................    700    4,179
   *Trex Co., Inc..............................................    222    9,380
   *Trimas Corp................................................    456   14,086
    Trinity Industries, Inc....................................  1,900   75,430
    Triumph Group, Inc.........................................  1,120   78,814
   *TrueBlue, Inc..............................................    575    9,884
   *Tutor Perini Corp..........................................    600    9,954
    Twin Disc, Inc.............................................    400    9,172
    Tyco International, Ltd....................................  2,030   61,367

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
   *Ultralife Corp..........................................   400  $     1,288
    UniFirst Corp...........................................   440       35,966
    Union Pacific Corp...................................... 2,900      381,234
   *United Continental Holdings, Inc........................ 2,400       57,960
   *United Parcel Service, Inc. Class B..................... 1,100       87,219
   *United Rentals, Inc.....................................   425       21,514
    United Stationers, Inc..................................   900       30,006
   *United Technologies Corp................................ 1,655      144,928
    Universal Forest Products, Inc..........................   600       24,390
    Universal Truckload Services, Inc.......................   325        5,830
    URS Corp................................................ 1,700       70,516
   *US Airways Group, Inc................................... 1,900       27,132
   *US Ecology, Inc.........................................   400        9,504
   *USG Corp................................................ 1,447       42,527
    UTi Worldwide, Inc...................................... 1,678       24,767
    Valmont Industries, Inc.................................   500       72,860
   *Verisk Analytics, Inc. Class A..........................   350       19,306
   *Versar, Inc.............................................   300        1,275
    Viad Corp...............................................   600       16,752
   *Vicor Corp..............................................   655        3,524
   *Virco Manufacturing Corp................................   285          761
   *Volt Information Sciences, Inc..........................   900        7,119
   *W.W. Grainger, Inc......................................   120       26,138
   *Wabash National Corp....................................   600        6,210
   *WABCO Holdings, Inc.....................................   284       17,795
    Wabtec Corp.............................................   300       28,086
    Waste Connections, Inc.................................. 2,000       72,040
    Waste Management, Inc................................... 1,474       53,624
    Watsco, Inc.............................................   400       30,140
    Watts Water Technologies, Inc. Class A..................   800       36,880
    Werner Enterprises, Inc................................. 1,700       40,154
   *WESCO International, Inc................................   649       47,332
    Woodward, Inc........................................... 1,000       38,410
    Xylem, Inc.............................................. 1,471       41,085
                                                                    -----------
Total Industrials...........................................         13,662,997
                                                                    -----------
Information Technology -- (14.1%)
   *3D Systems Corp.........................................   600       34,710
   *Accelrys, Inc...........................................   709        6,679
   *Accenture P.L.C. Class A................................   573       41,193
   *ACI Worldwide, Inc......................................   561       26,670
    Activision Blizzard, Inc................................ 1,200       13,668
   *Actuate Corp............................................ 1,300        7,319
   *Acxiom Corp............................................. 2,300       40,779
   *ADDvantage Technologies Group, Inc......................   400          848
   *Adobe Systems, Inc...................................... 1,124       42,521
    ADTRAN, Inc.............................................   600       12,120
   *Advanced Energy Industries, Inc......................... 1,100       16,885
  #*Advanced Micro Devices, Inc............................. 3,816        9,922
   *Advent Software, Inc....................................   859       21,174
   *Agilysys, Inc...........................................   531        4,519
   *Akamai Technologies, Inc................................   612       24,915
   *Alliance Data Systems Corp..............................   100       15,760
    Altera Corp.............................................   500       16,710
    Amdocs, Ltd............................................. 1,300       46,397
   *American Software, Inc. Class A.........................   900        7,740
  #*Amkor Technology, Inc................................... 4,400       20,372
   *Amphenol Corp. Class A..................................   600       40,542
   *Amtech Systems, Inc.....................................   400        1,564
    Analog Devices, Inc..................................... 1,543       67,337
   *Anaren, Inc.............................................   500        9,785

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Anixter International, Inc.................................    736 $ 49,518
   *ANSYS, Inc.................................................    300   22,080
   *AOL, Inc...................................................  2,187   67,032
   *Apple, Inc.................................................  1,600  728,496
    Applied Materials, Inc.....................................  6,330   81,720
   *Applied Micro Circuits Corp................................  1,196   10,250
   *Arris Group, Inc...........................................  2,960   48,899
   *Arrow Electronics, Inc.....................................  1,426   54,787
   *Aruba Networks, Inc........................................    162    3,732
   *Aspen Technology, Inc......................................  1,102   33,721
   *Atmel Corp.................................................  1,400    9,380
   *ATMI, Inc..................................................    900   18,369
   *Autodesk, Inc..............................................    900   34,992
   *Automatic Data Processing, Inc.............................  1,000   59,290
   *Avago Technologies, Ltd....................................    600   21,462
   *Aviat Networks, Inc........................................    949    3,559
   *Avid Technology, Inc.......................................    900    6,660
   *Avnet, Inc.................................................  1,633   57,743
    AVX Corp...................................................  3,100   35,309
    Aware, Inc.................................................    900    5,184
   *AXT, Inc...................................................    300      834
   *Badger Meter, Inc..........................................    300   14,847
    Bel Fuse, Inc. Class B.....................................    300    5,589
   *Benchmark Electronics, Inc.................................  1,800   31,608
    Black Box Corp.............................................    600   14,058
   *Blackbaud, Inc.............................................    350    8,722
   *Blucora, Inc...............................................  1,000   14,860
   *BMC Software, Inc..........................................    600   24,930
   *Booz Allen Hamilton Holding Corp...........................    400    5,544
   *Bottomline Technologies (de), Inc..........................    661   19,222
    Broadcom Corp. Class A.....................................  1,212   39,329
   *Broadridge Financial Solutions, Inc........................    813   19,162
   *Brocade Communications Systems, Inc........................  4,903   28,045
    Brooks Automation, Inc.....................................  1,100   10,296
   *Bsquare Corp...............................................    300    1,050
   *BTU International, Inc.....................................    300      915
    CA, Inc....................................................  2,049   50,856
   *Cabot Microelectronics Corp................................    600   22,176
   *CACI International, Inc. Class A...........................    606   32,500
   *Cadence Design Systems, Inc................................    600    8,358
   *CalAmp Corp................................................    500    4,280
   *Calix, Inc.................................................    993    8,083
   *Callidus Software, Inc.....................................     60      251
   *Cardtronics, Inc...........................................    413   10,693
   *Cass Information Systems, Inc..............................    193    7,488
   *CEVA, Inc..................................................    500    7,590
   *Checkpoint Systems, Inc....................................    567    6,838
   *Cirrus Logic, Inc..........................................    417   11,772
    Cisco Systems, Inc......................................... 16,702  343,560
   *Citrix Systems, Inc........................................    400   29,264
   *Cognex Corp................................................  1,140   45,212
   *Cognizant Technology Solutions Corp. Class A...............    400   31,272
   *Coherent, Inc..............................................    700   38,787
    Cohu, Inc..................................................    600    6,288
   *CommVault Systems, Inc.....................................    200   15,346
    Computer Sciences Corp.....................................  2,500  104,500
   *Computer Task Group, Inc...................................    500    9,570
   *Compuware Corp.............................................  3,943   45,818
   *comScore, Inc..............................................    295    4,345
    Comtech Telecommunications Corp............................    587   15,555
  #*Concur Technologies, Inc...................................    600   40,140

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Convergys Corp............................................. 3,400  $ 57,868
   *CoreLogic, Inc............................................. 2,743    71,976
    Corning, Inc............................................... 5,395    64,740
   *CoStar Group, Inc..........................................   383    35,918
   *Cray, Inc..................................................   985    18,291
  #*Cree, Inc.................................................. 2,461   106,192
    Crexendo, Inc..............................................   200       510
   *CSG Systems International, Inc.............................   860    16,194
    CTS Corp...................................................   500     4,975
   *CyberOptics Corp...........................................   300     2,241
   *Cymer, Inc.................................................   655    67,445
    Cypress Semiconductor Corp.................................   256     2,629
   *Daktronics, Inc............................................   587     6,962
   *Dealertrack Technologies, Inc.............................. 1,000    31,580
    Dell, Inc.................................................. 1,600    21,184
   *Demand Media, Inc..........................................   894     7,554
   *Dice Holdings, Inc......................................... 1,343    12,638
   *Diebold, Inc............................................... 1,200    35,328
   *Digi International, Inc....................................   900     8,820
    Digimarc Corp..............................................   128     2,740
   *Digital River, Inc.........................................   600     8,712
   *Diodes, Inc................................................   900    17,118
    Dolby Laboratories, Inc. Class A...........................   200     6,462
   *DSP Group, Inc.............................................   600     3,936
    DST Systems, Inc...........................................   620    41,503
   *DTS, Inc...................................................   367     7,010
   *Dynamics Research Corp.....................................   300     2,058
    EarthLink, Inc............................................. 3,100    21,080
   *eBay, Inc.................................................. 3,900   218,127
   #Ebix, Inc..................................................   762    12,451
   *EchoStar Corp. Class A.....................................   422    15,352
    Electro Rent Corp..........................................   677    10,480
    Electro Scientific Industries, Inc.........................   800     8,640
   *Electronic Arts, Inc....................................... 1,500    23,595
   *Electronics for Imaging, Inc...............................   916    20,720
   *EMC Corp................................................... 5,400   132,894
   *EMCORE Corp................................................   300     1,806
   *Emulex Corp................................................ 1,500    11,460
   *Entegris, Inc.............................................. 2,420    23,861
   *Entropic Communications, Inc............................... 1,791     9,385
   *Envestnet, Inc.............................................   684     9,514
    EPIQ Systems, Inc..........................................   900    11,106
    ePlus, Inc.................................................   109     5,078
   *Equinix, Inc...............................................   448    96,513
   *Euronet Worldwide, Inc..................................... 1,400    34,258
   *Exar Corp.................................................. 1,140    11,959
   *ExlService Holdings, Inc...................................   500    14,830
   *Extreme Networks........................................... 2,847    10,505
   *F5 Networks, Inc...........................................   300    31,464
   *Fabrinet...................................................   700    10,248
  #*FactSet Research Systems, Inc..............................   100     9,252
   *Fair Isaac Corp............................................   900    40,563
   *Fairchild Semiconductor International, Inc................. 3,216    47,500
   *FalconStor Software, Inc...................................   700     1,876
   *FARO Technologies, Inc.....................................   300     9,963
   *FEI Co.....................................................   800    48,768
    Fidelity National Information Services, Inc................ 4,349   161,391
   *Finisar Corp............................................... 1,400    21,700
   *Fiserv, Inc................................................ 1,500   120,465
    FLIR Systems, Inc..........................................   800    19,016
   *FormFactor, Inc............................................ 1,400     7,000

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Forrester Research, Inc....................................    400 $ 11,308
   *Fortinet, Inc..............................................    500   11,795
    Frequency Electronics, Inc.................................    300    2,754
  #*Fusion-io, Inc.............................................    300    5,244
   *Gartner Group, Inc.........................................    500   25,755
    Genpact, Ltd...............................................  2,845   47,654
   *Global Cash Access Holdings, Inc...........................  1,816   13,711
   *Global Payments, Inc.......................................    675   33,250
   *Globecomm Systems, Inc.....................................    600    7,440
   *Google, Inc. Class A.......................................    400  302,276
   *GSI Group, Inc.............................................    825    7,838
  #*GT Advanced Technologies, Inc..............................  2,200    6,952
    Hackett Group, Inc. (The)..................................  1,600    6,880
   *Harmonic, Inc..............................................  1,400    7,322
   *Harris Corp................................................    500   23,100
   *Heartland Payment Systems, Inc.............................    628   19,945
    Hewlett-Packard Co.........................................  5,674   93,678
   *Hittite Microwave Corp.....................................    617   37,871
   *I.D. Systems, Inc..........................................    400    2,212
    IAC/InterActiveCorp........................................  1,207   49,789
   *Identive Group, Inc........................................  1,108    1,496
   *iGATE Corp.................................................    361    6,310
   *Ikanos Communications, Inc.................................    410      746
   *Imation Corp...............................................    400    1,484
   *Immersion Corp.............................................    800    5,440
  #*Infinera Corp..............................................  1,900   13,547
   *Informatica Corp...........................................    400   14,804
   *Ingram Micro, Inc. Class A.................................  1,600   29,088
   *Innodata, Inc..............................................    200      752
   *Insight Enterprises, Inc...................................    900   17,640
   *Integrated Device Technology, Inc..........................  2,200   15,906
   *Integrated Silicon Solution, Inc...........................    836    7,833
    Intel Corp................................................. 13,000  273,520
   *Interactive Intelligence Group, Inc........................    200    8,044
   *InterDigital, Inc..........................................    694   30,113
   *Intermec, Inc..............................................  1,700   16,796
   *Internap Network Services Corp.............................  1,600   12,656
   *International Business Machines Corp.......................  2,200  446,754
  #*International Rectifier Corp...............................  1,100   21,439
   *Interphase Corp............................................    200      500
    Intersil Corp. Class A.....................................  3,800   32,870
   *Intevac, Inc...............................................    700    2,947
   *IntraLinks Holdings, Inc...................................     96      621
   *IntriCon Corp..............................................    200      940
   *Intuit, Inc................................................    400   24,952
    IPG Photonics Corp.........................................    260   17,025
   *Itron, Inc.................................................  1,000   46,390
   *Ixia.......................................................  1,573   29,871
  #*j2 Global, Inc.............................................  1,050   33,411
   *Jabil Circuit, Inc.........................................  1,000   18,910
    Jack Henry & Associates, Inc...............................  1,056   43,803
   *JDS Uniphase Corp..........................................  1,700   24,667
   *Juniper Networks, Inc......................................  2,600   58,188
   *Key Tronic Corp............................................    400    3,852
    Keynote Systems, Inc.......................................    200    3,120
  o*KIT Digital, Inc...........................................    661      264
    KLA-Tencor Corp............................................    900   49,419
   *Kopin Corp.................................................  1,717    5,941
   *Kulicke & Soffa Industries, Inc............................  1,300   14,716
   *KVH Industries, Inc........................................    400    5,824
   *Lam Research Corp..........................................  2,587  106,429

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Lattice Semiconductor Corp.................................  2,800 $ 12,460
   *Lender Processing Services, Inc............................    542   13,030
    Lexmark International, Inc. Class A........................  1,300   31,278
   *Linear Technology Corp.....................................    740   27,099
   *Lionbridge Technologies, Inc...............................    322    1,285
   *Littlefuse, Inc............................................    600   38,406
   *LoJack Corp................................................    600    1,938
    Loral Space & Communications, Inc..........................    400   23,476
   *LSI Corp...................................................  1,600   11,264
   *Manhattan Associates, Inc..................................    320   21,923
    ManTech International Corp. Class A........................    600   14,802
    Marchex, Inc. Class B......................................    900    3,348
    Marvell Technology Group, Ltd..............................  4,170   38,572
   *MasterCard, Inc. Class A...................................    200  103,680
    Maxim Integrated Products, Inc.............................  1,493   46,955
   *MAXIMUS, Inc...............................................    800   54,856
   *Measurement Specialties, Inc...............................    500   17,650
   *MEMC Electronic Materials, Inc.............................    364    1,514
   *Mentor Graphics Corp.......................................  2,700   46,251
   *Mercury Systems, Inc.......................................    700    5,145
    Methode Electronics, Inc...................................    707    6,801
   *Micrel, Inc................................................    700    7,287
   *Microchip Technology, Inc..................................    600   20,070
   *Micron Technology, Inc.....................................  7,400   55,944
   *MICROS Systems, Inc........................................    200    9,206
   *Microsemi Corp.............................................  1,907   39,894
   *Microsoft Corp............................................. 16,000  439,520
   *MIPS Technologies, Inc.....................................  1,000    7,860
    MKS Instruments, Inc.......................................  1,500   41,700
   *ModusLink Global Solutions, Inc............................    900    2,619
   #Molex, Inc.................................................    249    6,763
    Molex, Inc. Class A........................................    882   19,836
   *MoneyGram International, Inc...............................    262    3,608
   *Monolithic Power Systems, Inc..............................    760   17,708
    Monotype Imaging Holdings, Inc.............................    800   14,464
   *Monster Worldwide, Inc.....................................  3,200   18,560
   *Motorola Solutions, Inc....................................    747   43,617
   *Move, Inc..................................................    523    4,932
   *MTS Systems Corp...........................................    300   17,055
   *Multi-Fineline Electronix, Inc.............................    800   12,780
   *Nanometrics, Inc...........................................    284    4,433
   *NAPCO Security Technologies, Inc...........................    600    2,166
    National Instruments Corp..................................  1,500   42,600
   *NCR Corp...................................................    800   22,216
   *NetApp, Inc................................................    600   21,600
   *NETGEAR, Inc...............................................    825   28,966
   *NetScout Systems, Inc......................................  1,100   28,633
   *NetSuite, Inc..............................................    548   38,486
   *NeuStar, Inc. Class A......................................    700   31,598
   *Newport Corp...............................................    800   11,536
   *NIC, Inc...................................................    700   11,410
  #*Nuance Communications, Inc.................................  1,500   36,075
    NVIDIA Corp................................................  4,300   52,718
   *Oclaro, Inc................................................    500      810
   *OmniVision Technologies, Inc...............................    800   12,296
   *ON Semiconductor Corp......................................  3,364   26,407
   *Online Resources Corp......................................  1,300    4,953
   *Oplink Communications, Inc.................................    456    7,684
   *Oracle Corp................................................  8,700  308,937
   *OSI Systems, Inc...........................................    500   27,230
   *PAR Technology Corp........................................    400    1,776

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    Park Electrochemical Corp..................................   600  $ 15,684
   *Paychex, Inc...............................................   800    26,104
    PC Connection, Inc......................................... 1,000    12,350
   *PCM, Inc...................................................   400     2,668
    PC-Tel, Inc................................................   700     5,194
   *PDF Solutions, Inc.........................................   800    12,016
   *Perficient, Inc............................................   570     6,817
   *Performance Technologies, Inc..............................   400       388
   *Pericom Semiconductor Corp.................................   900     6,363
   *Pervasive Software, Inc....................................   700     6,405
   *Photronics, Inc............................................   800     4,792
   *Planar Systems, Inc........................................   569       984
   *Plantronics, Inc........................................... 1,000    41,120
   *Plexus Corp................................................   900    22,968
   *PLX Technology, Inc........................................   900     4,194
   *PMC-Sierra, Inc............................................ 3,455    19,970
   *Polycom, Inc............................................... 1,800    19,854
   *Power Integrations, Inc....................................   428    16,007
   *Power-One, Inc............................................. 2,803    11,268
   *PRGX Global, Inc...........................................   700     4,725
   *Progress Software Corp..................................... 1,682    39,477
   *PROS Holdings, Inc.........................................   183     4,037
   *PTC, Inc...................................................   700    16,226
    QAD, Inc. Class A..........................................   407     5,653
    QAD, Inc. Class B..........................................   101     1,283
   *QLogic Corp................................................ 1,500    17,325
    QUALCOMM, Inc.............................................. 3,200   211,296
   *QuickLogic Corp............................................   300       633
   *Rackspace Hosting, Inc.....................................   300    22,605
   *Radisys Corp...............................................   900     3,510
   *RealNetworks, Inc.......................................... 1,200     9,192
   *Red Hat, Inc...............................................   800    44,448
   *Reis, Inc..................................................   200     2,922
   *Responsys, Inc.............................................   275     2,098
   *RF Micro Devices, Inc...................................... 3,801    19,005
    Richardson Electronics, Ltd................................   500     6,060
    Rimage Corp................................................   400     2,776
   *Riverbed Technology, Inc...................................   627    12,164
   *Rofin-Sinar Technologies, Inc..............................   400    10,252
   *Rogers Corp................................................   400    18,744
   *Rosetta Stone, Inc.........................................   400     5,184
   *Rovi Corp..................................................   468     8,092
   *Rubicon Technology, Inc....................................   590     3,965
   *Rudolph Technologies, Inc.................................. 1,000    13,490
    SAIC, Inc.................................................. 1,800    21,780
   *Salesforce.com, Inc........................................   200    34,426
   *Sandisk Corp............................................... 1,900    94,981
   *Sanmina Corp............................................... 1,100    10,472
   *Sapient Corp............................................... 1,500    18,165
   *ScanSource, Inc............................................   700    20,342
   *SeaChange International, Inc...............................   516     5,753
   *Seagate Technology......................................... 3,440   116,891
   *Semtech Corp............................................... 1,100    33,176
   *Sigma Designs, Inc.........................................   300     1,602
   *Silicon Image, Inc......................................... 1,500     7,275
   *Silicon Laboratories, Inc..................................   700    30,548
   *Skyworks Solutions, Inc....................................   600    14,364
   *SolarWinds, Inc............................................   200    10,884
   *Spansion, Inc. Class A..................................... 1,033    11,880
   *SS&C Technologies Holdings, Inc............................ 1,543    34,918
   *Stamps.com, Inc............................................   300     8,097

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *StarTek, Inc...............................................    300 $  1,293
   *STEC, Inc..................................................  1,100    5,566
   *Stratasys, Ltd.............................................    200   15,696
   *SunPower Corp..............................................    881    6,863
   *Super Micro Computer, Inc..................................    364    4,506
    Supertex, Inc..............................................    200    3,824
   *Support.com, Inc...........................................  1,000    4,170
   *Sycamore Networks, Inc.....................................    720    1,656
   *Symantec Corp..............................................    700   15,239
   *Symmetricom, Inc...........................................  1,003    5,406
   *Synaptics, Inc.............................................    750   26,310
   *SYNNEX Corp................................................  1,100   39,545
   *Synopsys, Inc..............................................  1,853   61,964
    Syntel, Inc................................................    300   17,487
   *Take-Two Interactive Software, Inc.........................  2,201   26,786
    TE Connectivity, Ltd.......................................  1,413   54,937
   *Tech Data Corp.............................................  1,200   61,092
   *TechTarget, Inc............................................    636    3,231
   *Telenav, Inc...............................................    500    3,950
   *TeleTech Holdings, Inc.....................................  1,309   24,478
    Tellabs, Inc...............................................  5,900   13,452
    Telular Corp...............................................    600    6,654
   *Teradata Corp..............................................    800   53,328
   *Teradyne, Inc..............................................  2,100   33,936
    Tessco Technologies, Inc...................................    150    3,352
    Tessera Technologies, Inc..................................  1,453   25,500
   *Texas Instruments, Inc.....................................  2,200   72,776
   *TIBCO Software, Inc........................................    600   14,064
   *TNS, Inc...................................................    200    4,190
   *Total System Services, Inc.................................    300    6,975
    Transact Technologies, Inc.................................    400    3,216
   *Trimble Navigation, Ltd....................................    600   37,500
   *TriQuint Semiconductor, Inc................................  3,000   15,750
   *TTM Technologies, Inc......................................  1,700   13,549
   *Tyler Technologies, Inc....................................    400   21,620
   *Ultimate Software Group, Inc...............................     70    7,108
   *Ultra Clean Holdings.......................................    800    4,488
   *Ultratech, Inc.............................................    600   24,438
  #*Unisys Corp................................................    310    6,885
    United Online, Inc.........................................  2,200   14,608
   *ValueClick, Inc............................................  1,175   24,052
  #*Veeco Instruments, Inc.....................................    950   29,878
   *VeriFone Systems, Inc......................................    368   12,777
   *Verint Systems, Inc........................................    500   16,900
   *VeriSign, Inc..............................................    500   21,705
  #*ViaSat, Inc................................................  1,000   38,410
   *Viasystems Group, Inc......................................    180    2,536
   *Video Display Corp.........................................    300    1,125
   *Virtusa Corp...............................................    632   13,089
    Visa, Inc..................................................  1,600  252,656
   *Vishay Intertechnology, Inc................................  1,800   19,782
   *Vishay Precision Group, Inc................................    450    5,936
   *VistaPrint NV..............................................    519   18,606
   *VMware, Inc. Class A.......................................    100    7,648
   *Web.com Group, Inc.........................................    966   15,649
   *Websense, Inc..............................................    325    4,755
    Western Digital Corp.......................................  2,865  134,655
   *Western Union Co. (The)....................................    500    7,115
   *WEX, Inc...................................................    500   39,305
    Xerox Corp................................................. 14,416  115,472
    Xilinx, Inc................................................    800   29,192

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Information Technology -- (Continued)
   *XO Group, Inc.........................................   900  $     8,658
    Xyratex, Ltd..........................................   789        7,338
   *Yahoo!, Inc........................................... 5,300      104,039
   *Zebra Technologies Corp. Class A......................   849       36,745
   *Zix Corp.............................................. 1,300        4,238
   *Zygo Corp.............................................   300        4,773
                                                                  -----------
Total Information Technology..............................         12,051,041
                                                                  -----------
Materials -- (6.0%)
    A. Schulman, Inc......................................   719       23,116
   *AEP Industries, Inc...................................   200       12,876
   *Air Products & Chemicals, Inc.........................   500       43,715
    Airgas, Inc........................................... 1,000       95,240
   *Albemarle Corp........................................   300       18,393
    Alcoa, Inc............................................ 7,600       67,184
    Allegheny Technologies, Inc...........................   843       26,681
   *Allied Nevada Gold Corp...............................   400        9,476
   *AMCOL International Corp..............................   711       20,996
   *American Vanguard Corp................................   800       27,120
    AptarGroup, Inc....................................... 1,200       61,836
    Ashland, Inc.......................................... 1,241       97,431
   #Axiall Corp...........................................   828       46,517
   *Ball Corp.............................................   600       26,712
    Bemis Co., Inc........................................ 2,200       78,496
    Boise, Inc............................................ 1,804       14,883
   *Buckeye Technologies, Inc............................. 1,400       40,250
    Cabot Corp............................................ 1,200       44,916
   *Calgon Carbon Corp.................................... 1,200       19,248
    Carpenter Technology Corp.............................   800       41,864
   *Celanese Corp. Class A................................   500       23,440
   *Century Aluminum Co................................... 1,500       12,915
    CF Industries Holdings, Inc...........................   400       91,668
    Chase Corp............................................   200        3,764
   *Chemtura Corp......................................... 2,194       52,042
   *Clearwater Paper Corp.................................   600       27,186
   #Cliffs Natural Resources, Inc......................... 1,248       46,563
   *Coeur d'Alene Mines Corp.............................. 1,988       43,140
    Commercial Metals Co.................................. 3,400       56,610
    Compass Minerals International, Inc...................   300       21,615
   *Core Molding Technologies, Inc........................   300        2,115
   *Crown Holdings, Inc...................................   500       18,930
    Cytec Industries, Inc................................. 1,100       80,630
    Deltic Timber Corp....................................   300       21,768
    Domtar Corp...........................................   802       66,750
    Dow Chemical Co. (The)................................ 5,800      186,760
   *E.I. du Pont de Nemours & Co.......................... 1,800       85,410
    Eagle Materials, Inc.................................. 1,100       71,247
   *Eastman Chemical Co...................................   544       38,706
    Ecolab, Inc...........................................   592       42,861
   *Ferro Corp............................................ 2,200       11,220
   *Flotek Industries, Inc................................   400        5,384
    FMC Corp..............................................   600       36,882
    Freeport-McMoRan Copper & Gold, Inc................... 3,200      112,800
    Friedman Industries, Inc..............................   300        3,291
    FutureFuel Corp.......................................   169        2,155
  #*General Moly, Inc..................................... 1,900        7,011
   *Globe Specialty Metals, Inc........................... 1,322       20,042
   *Graphic Packaging Holding Co.......................... 3,880       27,199
    Greif, Inc. Class A...................................   600       28,188
   *Greif, Inc. Class B...................................   234       11,831
   *H.B. Fuller Co........................................ 1,200       46,896

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Materials -- (Continued)
   *Hawkins, Inc..........................................   233  $  9,092
   *Haynes International, Inc.............................   259    13,240
    Hecla Mining Co....................................... 6,909    36,272
   *Horsehead Holding Corp................................   226     2,251
    Huntsman Corp......................................... 2,700    47,601
   *Innophos Holdings, Inc................................   408    20,633
   *Innospec, Inc.........................................   558    22,460
   *International Flavors & Fragrances, Inc...............   300    21,129
    International Paper Co................................ 3,400   140,828
    Intrepid Potash, Inc..................................   917    21,366
    Kaiser Aluminum Corp..................................   500    31,080
    KapStone Paper & Packaging Corp....................... 1,400    33,600
    KMG Chemicals, Inc....................................   300     5,865
    Koppers Holdings, Inc.................................   100     4,056
   *Kraton Performance Polymers, Inc......................   400    10,500
   #Kronos Worldwide, Inc.................................   564    10,936
   *Landec Corp...........................................   800     9,440
   *Louisiana-Pacific Corp................................ 3,715    72,182
   *LSB Industries, Inc...................................   200     8,280
    LyondellBasell Industries NV Class A..................   962    61,010
   #Martin Marietta Materials, Inc........................   747    73,751
   *Material Sciences Corp................................   400     3,952
    Materion Corp.........................................   491    13,208
  #*McEwen Mining, Inc....................................    80       250
    MeadWestvaco Corp..................................... 2,179    68,312
    Metals USA Holdings Corp..............................   900    16,182
    Minerals Technologies, Inc............................ 1,200    49,644
  #*Molycorp, Inc.........................................   100       738
   *Monsanto Co...........................................   900    91,215
    Mosaic Co. (The)......................................   960    58,800
    Myers Industries, Inc.................................   775    11,454
    Neenah Paper, Inc.....................................   300     9,282
   *NewMarket Corp........................................   300    76,548
    Newmont Mining Corp................................... 2,600   111,696
    Noranda Aluminum Holding Corp......................... 1,000     5,890
    Nucor Corp............................................ 2,275   104,673
    Olin Corp............................................. 1,900    44,194
    Olympic Steel, Inc....................................   300     6,303
   *OM Group, Inc.........................................   900    24,858
   *Omnova Solutions, Inc................................. 1,105     9,039
   *Owens-Illinois, Inc................................... 1,196    28,465
    P.H. Glatfelter Co....................................   800    14,864
   *Packaging Corp. of America............................ 1,220    46,885
   *Penford Corp..........................................   200     1,640
   *PolyOne Corp.......................................... 2,011    43,920
   *PPG Industries, Inc...................................   400    55,148
   *Praxair, Inc..........................................   455    50,218
   *Quaker Chemical Corp..................................   400    22,868
    Reliance Steel & Aluminum Co.......................... 1,607   104,005
    Rock Tenn Co. Class A.................................   827    65,292
    Rockwood Holdings, Inc................................ 1,200    65,676
    Royal Gold, Inc.......................................   900    67,203
    RPM International, Inc................................ 2,900    90,509
   *RTI International Metals, Inc.........................   400    11,360
    Schnitzer Steel Industries, Inc. Class A..............   600    17,448
    Scotts Miracle-Gro Co. Class A (The)..................   300    13,116
    Sealed Air Corp....................................... 2,662    49,833
    Sensient Technologies Corp............................ 1,248    47,549
   *Sherwin-Williams Co. (The)............................   500    81,070
   *Silgan Holdings, Inc..................................   600    25,740
    Sonoco Products Co.................................... 1,434    44,440

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Materials -- (Continued)
   *Southern Copper Corp..................................    101 $    3,978
   *Spartech Corp.........................................  1,300     12,389
    Steel Dynamics, Inc...................................  2,568     39,059
   *Stepan Co.............................................    600     35,196
   *Stillwater Mining Co..................................  2,900     39,034
   *SunCoke Energy, Inc...................................    938     15,552
   *Texas Industries, Inc.................................    700     39,788
    Tredegar Corp.........................................    800     18,248
   *United States Lime & Minerals, Inc....................    200      9,210
   #United States Steel Corp..............................  2,269     50,712
   *Universal Stainless & Alloy Products, Inc.............    200      7,146
   *Valspar Corp..........................................  1,800    119,304
    Vulcan Materials Co...................................  1,494     84,501
   *Walter Energy, Inc....................................    300     11,265
    Wausau Paper Corp.....................................  1,700     16,439
    Westlake Chemical Corp................................  1,281    117,673
   *Worthington Industries, Inc...........................  1,900     52,212
   *WR Grace & Co.........................................    400     28,720
    Zep, Inc..............................................    400      5,840
   *Zoltek Cos., Inc......................................    900      7,335
                                                                  ----------
Total Materials...........................................         5,146,629
                                                                  ----------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........    100         --
  o*Gerber Scientific, Inc. Escrow Shares.................    900         --
  o*Softbrands, Inc. Escrow Shares........................    600         --
                                                                  ----------
Total Other...............................................                --
                                                                  ----------
Telecommunication Services -- (3.2%)
    AT&T, Inc............................................. 33,080  1,150,853
    Atlantic Tele-Network, Inc............................    400     17,312
   *Cbeyond, Inc..........................................    677      5,958
    CenturyLink, Inc......................................  4,000    161,800
   *Cincinnati Bell, Inc..................................  3,500     16,625
   *Consolidated Communications Holdings, Inc.............    642     11,049
   *Crown Castle International Corp.......................    400     28,208
   #Frontier Communications Corp.......................... 13,649     62,376
   *General Communications, Inc. Class A..................  1,100      9,361
    HickoryTech Corp......................................    250      2,420
    IDT Corp. Class B.....................................    400      4,088
   *Iridium Communications, Inc...........................  1,497     10,479
   *Leap Wireless International, Inc......................  2,100     12,138
    Lumos Networks Corp...................................    200      1,942
   *MetroPCS Communications, Inc..........................  1,833     18,385
    Neutral Tandem, Inc...................................    300        831
  #*NII Holdings, Inc.....................................    900      6,300
   *ORBCOMM, Inc..........................................  1,200      5,064
   *Premiere Global Services, Inc.........................  1,000      9,370
    Primus Telecommunications Group, Inc..................     69        737
   *SBA Communications Corp...............................    500     34,830
   *Sprint Nextel Corp.................................... 30,700    172,841
    Telephone & Data Systems, Inc.........................  2,313     58,496
   *tw telecom, Inc.......................................  1,200     33,156
   *United States Cellular Corp...........................    324     12,325
    USA Mobility, Inc.....................................    400      4,624
    Verizon Communications, Inc........................... 18,787    819,301
    Warwick Valley Telephone Co...........................     86      1,008
    Windstream Corp.......................................  2,887     28,119
                                                                  ----------
Total Telecommunication Services..........................         2,699,996
                                                                  ----------

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Utilities -- (2.7%)
    AES Corp. (The).......................................   900  $  9,756
    AGL Resources, Inc....................................   500    20,900
    ALLETE, Inc...........................................   600    27,684
    Alliant Energy Corp...................................   400    18,336
    Ameren Corp...........................................   900    29,196
    American Electric Power Co., Inc......................   900    40,761
    American States Water Co..............................   300    15,165
    American Water Works Co., Inc.........................   400    15,312
    Aqua America, Inc..................................... 1,300    35,399
    Artesian Resources Corp. Class A......................   200     4,530
    Atmos Energy Corp.....................................   700    26,152
    Avista Corp........................................... 1,000    25,860
    Black Hills Corp......................................   700    28,245
  #*Cadiz, Inc............................................   300     2,085
    California Water Service Group........................   600    11,700
   *Calpine Corp.......................................... 1,800    35,514
    CenterPoint Energy, Inc............................... 1,600    32,704
    CH Energy Group, Inc..................................   300    19,500
    Chesapeake Utilities Corp.............................   241    11,438
    Cleco Corp............................................   800    34,200
    CMS Energy Corp.......................................   400    10,280
    Connecticut Water Services, Inc.......................   200     5,928
    Consolidated Edison, Inc..............................   600    34,128
    Consolidated Water Co., Ltd...........................   450     4,023
    Dominion Resources, Inc............................... 1,200    64,932
    DTE Energy Co.........................................   700    44,317
    Duke Energy Corp...................................... 1,596   109,709
    Edison International, Inc.............................   700    33,733
    El Paso Electric Co...................................   800    26,952
    Empire District Electric Co. (The)....................   800    16,968
    Entergy Corp..........................................   300    19,380
    Exelon Corp........................................... 1,721    54,108
    FirstEnergy Corp......................................   900    36,441
    Genie Energy, Ltd. Class B............................   400     2,856
    Great Plains Energy, Inc.............................. 1,400    29,960
    Hawaiian Electric Industries, Inc..................... 1,100    29,667
    IDACORP, Inc..........................................   600    27,846
    Integrys Energy Group, Inc............................   200    10,938
   #ITC Holdings Corp.....................................   230    18,630
    Laclede Group, Inc. (The).............................   300    11,976
    MDU Resources Group, Inc..............................   300     6,996
    MGE Energy, Inc.......................................   400    20,956
    Middlesex Water Co....................................   300     5,793
    National Fuel Gas Co..................................   300    16,320
    New Jersey Resources Corp.............................   600    25,218
    NextEra Energy, Inc...................................   900    64,845
    NiSource, Inc......................................... 1,200    32,436
    Northeast Utilities, Inc.............................. 1,487    60,566
    Northwest Natural Gas Co..............................   400    18,168
    NorthWestern Corp.....................................   600    22,194
   *NRG Energy, Inc....................................... 4,925   118,200
    NV Energy, Inc........................................ 1,100    20,823
    OGE Energy Corp.......................................   500    29,355
   *ONEOK, Inc............................................ 1,284    60,361
    Ormat Technologies, Inc............................... 1,300    27,638
    Otter Tail Corp.......................................   600    16,128
    Pepco Holdings, Inc...................................   400     7,808
    PG&E Corp.............................................   600    25,584
    Piedmont Natural Gas Co...............................   800    25,408
    Pinnacle West Capital Corp............................   500    26,690
    PNM Resources, Inc.................................... 1,400    29,904

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           -------- -----------
Utilities -- (Continued)
    Portland General Electric Co..........................      700 $    20,104
    PPL Corp..............................................    1,000      30,290
    Public Service Enterprise Group, Inc..................    1,200      37,416
    Questar Corp..........................................    2,700      62,721
    SCANA Corp............................................      400      18,724
    Sempra Energy.........................................      400      30,020
    SJW Corp..............................................      600      16,272
    South Jersey Industries, Inc..........................      500      27,140
    Southern Co. (The)....................................    1,600      70,768
    Southwest Gas Corp....................................      600      26,724
    TECO Energy, Inc......................................      760      13,505
    UGI Corp..............................................    1,042      36,720
    UIL Holdings Corp.....................................      902      33,563
    Unitil Corp...........................................      100       2,678
    UNS Energy Corp.......................................      630      28,533
    Vectren Corp..........................................      800      25,248
    Westar Energy, Inc....................................      800      24,056
    WGL Holdings, Inc.....................................      600      25,158
    Wisconsin Energy Corp.................................    1,000      39,430
    Xcel Energy, Inc......................................    1,100      30,558
    York Water Co.........................................      360       6,804
                                                                    -----------
Total Utilities...........................................            2,305,032
                                                                    -----------
TOTAL COMMON STOCKS.......................................           83,044,400
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Financial Corp. Contingent Value Rights..      401          88
  o*CVR Energy, Inc. Contingent Value Rights..............    1,900          --
                                                                    -----------
TOTAL RIGHTS/WARRANTS.....................................                   88
                                                                    -----------

TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares.....................  279,006     279,006
                                                                    -----------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)
                                                           --------
SECURITIES LENDING COLLATERAL -- (2.4%)
(S)@DFA Short Term Investment Fund........................  169,116   1,956,667
   @Repurchase Agreement, JPMorgan Securities LLC 0.20%,
     02/01/13 (Collateralized by $102,999 FNMA, rates
     ranging from 2.100%(r) to 6.163%(r), maturities
     ranging from 01/01/23 to 10/01/42, valued at
     $103,255) to be repurchased at $100,000.............. $    100      99,999
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL.......................            2,056,666
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $74,965,165)^^....................................          $85,380,160
                                                                    ===========

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                       LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                     ----------- ---------- ------- -----------
Common Stocks
   Consumer Discretionary........... $12,789,381         --   --    $12,789,381
   Consumer Staples.................   5,034,088         --   --      5,034,088
   Energy...........................  10,955,106 $      200   --     10,955,306
   Financials.......................  18,399,930         --   --     18,399,930
   Industrials......................  13,661,419      1,578   --     13,662,997
   Information Technology...........  12,050,777        264   --     12,051,041
   Materials........................   5,146,629         --   --      5,146,629
   Other............................          --         --   --             --
   Telecommunication Services.......   2,699,996         --   --      2,699,996
   Utilities........................   2,305,032         --   --      2,305,032
Rights/Warrants.....................          --         88   --             88
Temporary Cash Investments..........     279,006         --   --        279,006
Securities Lending Collateral.......          --  2,056,666   --      2,056,666
                                     ----------- ----------   --    -----------
TOTAL............................... $83,321,364 $2,058,796   --    $85,380,160
                                     =========== ==========   ==    ===========

              See accompanying Notes to Schedules of Investments.

               CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                SHARES VALUE++
                                                                ------ --------
COMMON STOCKS -- (92.4%)
AUSTRALIA -- (6.7%)
   *Adelaide Brighton, Ltd.....................................  6,034 $ 21,333
   *AGL Energy, Ltd............................................  2,045   32,883
   #ALS, Ltd...................................................  2,975   34,976
  #*Alumina, Ltd............................................... 25,008   28,889
   *Amalgamated Holdings, Ltd..................................  4,182   33,246
   *Amcor, Ltd.................................................  7,427   65,061
   *AMP, Ltd...................................................  8,980   49,849
    APA Group, Ltd.............................................  4,462   26,849
    APN News & Media, Ltd......................................  5,416    1,639
  #*Aquila Resources, Ltd......................................  2,666    8,699
    Arrium, Ltd................................................ 16,070   16,054
   *Asciano Group, Ltd......................................... 10,297   51,942
   *ASX, Ltd...................................................  1,133   41,391
    Atlas Iron, Ltd............................................  9,276   14,378
   *Ausdrill, Ltd..............................................  3,727   11,665
    Australia & New Zealand Banking Group, Ltd................. 11,146  309,566
   *Australian Agricultural Co., Ltd...........................  5,906    7,516
    Australian Infrastructure Fund............................. 11,625   37,609
   *Automotive Holdings Group, Ltd.............................  6,747   25,362
   *AWE, Ltd................................................... 11,677   15,546
    Bank of Queensland, Ltd....................................  7,352   63,157
   *Beach Energy, Ltd.......................................... 19,725   29,385
   *Bendigo & Adelaide Bank, Ltd...............................  5,084   48,906
   *BHP Billiton, Ltd. Sponsored ADR...........................  2,200  173,184
   #Billabong International, Ltd...............................  9,470    9,278
   *BlueScope Steel, Ltd.......................................  7,649   27,039
   *Boral, Ltd................................................. 16,713   85,687
  #*Bradken, Ltd...............................................  1,584   10,335
   *Brambles, Ltd..............................................  2,871   24,250
    Brickworks, Ltd............................................  1,710   22,490
  #*Cabcharge Australia, Ltd...................................  1,019    5,224
   *Caltex Australia, Ltd......................................  3,088   62,659
    Challenger, Ltd............................................  9,885   39,712
   *Coca-Cola Amatil, Ltd......................................  3,099   44,726
  #*Commonwealth Bank of Australia NL..........................  3,519  236,738
   *Computershare, Ltd.........................................  2,217   24,245
    Credit Corp. Group, Ltd....................................  1,551   14,573
   #CSR, Ltd................................................... 16,074   33,901
   *Dart Energy, Ltd...........................................  1,696      248
  #*David Jones, Ltd...........................................  7,232   18,898
   *Downer EDI, Ltd............................................  7,785   36,497
    DUET Group................................................. 18,845   43,228
   *DuluxGroup, Ltd............................................  2,763   11,879
  #*Elders, Ltd................................................  9,306    1,210
   *Emeco Holdings, Ltd........................................ 13,587    8,725
   *Energy World Corp., Ltd.................................... 12,801    4,416
   *Envestra, Ltd.............................................. 22,612   23,008
  #*Fairfax Media, Ltd......................................... 54,103   30,533
  #*FKP Property Group, Ltd....................................  3,754    6,691
  #*Flight Centre, Ltd.........................................    646   20,482
   *Goodman Fielder, Ltd....................................... 62,636   43,525
    GrainCorp, Ltd. Class A....................................  2,948   37,135
   *GUD Holdings, Ltd..........................................  1,903   16,563
   *GWA Group, Ltd.............................................  5,833   15,316
  #*Harvey Norman Holdings, Ltd................................ 12,250   25,085
   *Hillgrove Resources, Ltd................................... 75,521    9,858
  #*Hills Holdings, Ltd........................................  5,255    4,985
  #*Iluka Resources, Ltd.......................................  2,000   20,273

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
AUSTRALIA -- (Continued)
    Incitec Pivot, Ltd.................................... 18,610 $ 62,756
   *Insurance Australia Group, Ltd........................ 25,165  131,668
   *IOOF Holdings, Ltd....................................  2,294   19,718
   *Iress, Ltd............................................  2,664   23,280
    James Hardie Industries P.L.C. Sponsored ADR..........    600   31,944
  #*JB Hi-Fi, Ltd.........................................    833    8,615
  #*Kingsgate Consolidated, Ltd...........................    496    2,087
   *Leighton Holdings, Ltd................................    404    8,734
   *Lend Lease Group NL...................................  6,437   69,582
   *Macmahon Holdings, Ltd................................ 39,034   11,026
    Macquarie Group, Ltd..................................  3,881  156,092
    Melbourne IT, Ltd.....................................  5,334   11,120
   *Metals X, Ltd.........................................  2,482      402
   #Metcash, Ltd..........................................  7,942   31,557
  #*Mincor Resources NL...................................  4,393    4,286
   *Mineral Deposits, Ltd.................................  3,452   14,729
  #*Monadelphous Group, Ltd...............................  1,313   36,498
   *Mount Gibson Iron, Ltd................................  8,762    7,661
  #*Myer Holdings, Ltd....................................  9,820   25,552
   #National Australia Bank, Ltd.......................... 10,974  313,579
    Navitas, Ltd..........................................  5,275   27,237
   #Newcrest Mining, Ltd..................................  1,601   39,215
   *Nufarm, Ltd...........................................  5,093   29,615
   *Oil Search, Ltd.......................................  2,655   20,275
   *Orica, Ltd............................................  1,594   42,625
   *Origin Energy, Ltd....................................  8,420  110,615
   *OZ Minerals, Ltd......................................  2,017   14,627
   *Pacific Brands, Ltd................................... 16,041   11,720
  #*Paladin Energy, Ltd...................................  5,796    6,941
   *Panoramic Resources, Ltd..............................  3,668    1,939
  #*Peet, Ltd.............................................  6,007    7,441
   *Perilya, Ltd.......................................... 55,058   17,518
   *Perpetual Trustees Australia, Ltd.....................    334   13,539
    PMP, Ltd.............................................. 15,111    2,688
   *Premier Investments, Ltd..............................  1,327   10,324
   *Prime Aet&D Holdings No.1, Ltd........................      1       --
    Programmed Maintenance Service, Ltd...................  6,629   13,896
   *Qantas Airways, Ltd................................... 25,039   40,025
  #*QBE Insurance Group, Ltd..............................  2,126   26,478
   *Ramelius Resources, Ltd............................... 23,490   10,076
   *RCR Tomlinson, Ltd....................................  7,109   16,703
    Reece Australia, Ltd..................................    772   17,692
   *Resolute Mining, Ltd.................................. 10,174   14,104
   *Rio Tinto, Ltd........................................  1,280   88,898
   *Roc Oil Co., Ltd...................................... 10,705    5,372
   *SAI Global, Ltd.......................................  5,683   26,498
   #Salmat, Ltd...........................................  4,935   12,117
   *Santos, Ltd...........................................  8,237  102,897
   *Seek, Ltd.............................................    819    7,172
  #*Seven Group Holdings, Ltd.............................  3,972   39,914
   *Seven West Media, Ltd.................................  3,546    7,773
   *Shopping Centres Australasia Property Group...........    266      452
   *Silex System, Ltd.....................................  1,790    5,842
  #*Sims Metal Management, Ltd............................  4,273   41,885
   *Southern Cross Media Group, Ltd....................... 18,980   23,508
   *Spark Infrastructure Group, Ltd.......................  8,923   16,337
   *St. Barbara, Ltd......................................  2,817    4,218
   *Straits Resources, Ltd................................  6,014      443
   *Suncorp Group, Ltd.................................... 12,672  140,444
   *Sunland Group, Ltd....................................  7,830   10,202
   *Telstra Corp., Ltd....................................  7,576   36,365

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
AUSTRALIA -- (Continued)
  #*Ten Network Holdings, Ltd............................. 19,887 $    6,989
   *Toll Holdings, Ltd.................................... 12,022     66,270
   *Transfield Services, Ltd.............................. 16,892     31,460
    Transurban Group, Ltd.................................  5,036     32,052
   *UGL, Ltd..............................................  2,473     28,692
   *UXC, Ltd..............................................  5,788      6,520
   *Village Roadshow, Ltd.................................  4,000     18,913
   *Virgin Australia Holdings, Ltd. (B43DQC7)............. 46,180     20,729
   *Virgin Australia Holdings, Ltd. (B7L5734)............. 46,180        241
    Washington H. Soul Pattinson & Co., Ltd...............    987     14,107
  #*Wesfarmers, Ltd.......................................  5,008    196,530
    Westpac Banking Corp..................................  5,582    163,300
    Westpac Banking Corp. Sponsored ADR...................  1,800    264,312
    Whitehaven Coal, Ltd..................................  1,338      4,590
    WHK Group, Ltd........................................  9,975     10,886
   *Woodside Petroleum, Ltd...............................    671     24,855
   *Woolworths, Ltd.......................................  1,333     43,426
   *WorleyParsons, Ltd....................................    511     13,474
                                                                  ----------
TOTAL AUSTRALIA...........................................         5,152,359
                                                                  ----------
AUSTRIA -- (0.6%)
    Agrana Beteiligungs AG................................    195     26,144
   *Andritz AG............................................    668     43,947
   *A-TEC Industries AG...................................    464         --
   *Erste Group Bank AG...................................  2,853     96,000
   *Immofinanz AG.........................................  2,759     12,087
  #*Oesterreichischen Post AG.............................    380     16,628
   *OMV AG................................................  1,301     53,596
  #*Raiffeisen Bank International AG......................    581     26,094
   *RHI AG................................................    422     15,456
   *Schoeller-Bleckmann Oilfield Equipment AG.............    121     12,123
   *Telekom Austria AG....................................  2,696     19,986
    Verbund AG............................................    290      6,180
   *Vienna Insurance Group AG Wiener Versicherung Gruppe..    762     40,260
   *Voestalpine AG........................................    975     35,748
   *Wienerberger AG.......................................  1,876     19,186
   *Zumtobel AG...........................................    642      9,253
                                                                  ----------
TOTAL AUSTRIA.............................................           432,688
                                                                  ----------
BELGIUM -- (0.9%)
   *Ackermans & van Haaren NV.............................    459     42,598
   *Ageas NV..............................................  3,684    121,699
    Banque Nationale de Belgique..........................      6     21,340
   *Barco NV..............................................    411     32,662
   *Bekaert NV............................................    568     17,079
    Belgacom SA...........................................    497     15,162
   *Compagnie d'Entreprises SA............................    220     13,635
    Compagnie Maritime Belge SA...........................    293      6,006
   *Delhaize Group SA Sponsored ADR.......................  1,100     52,085
   *D'ieteren SA/NV.......................................    477     21,119
   *Elia System Operator SA...............................    591     27,595
   *Euronav SA............................................    852      5,114
   *EVS Broadcast Equipment SA............................    132      7,874
   *Exmar NV..............................................    649      6,656
   *KBC Groep NV..........................................  1,299     51,137
   *Kinepolis Group NV....................................    280     32,739
    Mobistar SA...........................................    266      7,300
  #*Nyrstar NV............................................  1,426      8,274
   *Sipef NV..............................................     98      8,537
   *Solvay SA.............................................    381     59,860
    Telenet Group Holding NV..............................    699     32,950

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
BELGIUM -- (Continued)
   *Tessenderlo Chemie NV.................................    999 $ 34,780
   *Umicore SA............................................    795   41,363
                                                                  --------
TOTAL BELGIUM.............................................         667,564
                                                                  --------
CANADA -- (9.7%)
   *Absolute Software Corp................................    500    2,777
   *Advantage Oil & Gas, Ltd..............................    500    1,444
    Aecon Group, Inc......................................    700    8,338
   *AGF Management, Ltd. Class B..........................    962   10,841
    Agnico-Eagle Mines, Ltd...............................    802   36,691
    Agrium, Inc...........................................    800   90,756
    Aimia, Inc............................................  2,960   47,572
   *Alamos Gold, Inc......................................  1,800   27,666
   *Alexco Resource Corp..................................  3,400   14,488
    Algonquin Power & Utilities Corp......................  3,600   26,457
   *Alimentation Couche-Taro, Inc. Class B................    800   39,029
   #AltaGas, Ltd..........................................    800   28,322
    Amerigo Resources, Ltd................................  6,500    4,692
   *Angle Energy, Inc.....................................  2,180    6,032
   *Antrim Energy, Inc....................................  3,100    1,585
   #ARC Resources, Ltd....................................  1,900   44,709
  #*Argonaut Gold, Inc....................................    172    1,569
    Astral Media, Inc. Class A............................    900   42,302
    Atco, Ltd. Class I....................................    400   33,567
   *AuRico Gold, Inc......................................  2,609   18,337
  #*Ballard Power Systems, Inc............................  2,600    1,694
    Bank of Montreal......................................  3,935  248,512
    Bank of Nova Scotia...................................  4,072  239,445
    Barrick Gold Corp. (067901108)........................  1,805   57,616
    Barrick Gold Corp. (2024644)..........................  2,100   66,870
   #Baytex Energy Corp....................................    400   18,392
    BCE, Inc..............................................    118    5,242
   #Bell Aliant, Inc......................................    700   18,226
   *Bellatrix Exploration, Ltd............................    986    4,973
  #*Birchcliff Energy, Ltd................................    900    6,587
   *BlackPearl Resources, Inc.............................  5,400   16,784
   *Bombardier, Inc. Class B..............................  7,800   30,578
   #Bonavista Energy Corp.................................  1,349   18,232
   #Brookfield Asset Management, Inc. Class A.............  1,100   40,597
   #Brookfield Office Properties, Inc.....................  1,200   19,767
    CAE, Inc..............................................  3,740   40,385
    Calfrac Well Services, Ltd............................    300    7,712
    Cameco Corp...........................................  3,700   79,757
    Canaccord Financial, Inc..............................  1,669   12,402
    Canada Bread Co., Ltd.................................    400   20,766
    Canadian Imperial Bank of Commerce....................  1,527  127,378
    Canadian National Railway Co., Ltd....................    600   57,588
    Canadian Natural Resources, Ltd.......................  4,200  126,834
  #*Canadian Oil Sands, Ltd...............................    640   13,469
    Canadian Pacific Railway, Ltd.........................    400   46,180
  #*Canadian Tire Corp. Class A...........................    900   62,641
    Canadian Utilities, Ltd. Class A......................    300   22,935
   #Canadian Western Bank.................................  1,200   37,104
   *Canam Group, Inc. Class A.............................  1,300    8,498
   *Canfor Corp...........................................    830   15,295
    Capital Power Corp....................................    200    4,652
    Cascades, Inc.........................................  2,400   10,515
   *Catalyst Paper Corp................................... 11,600       --
   *CCL Industries, Inc. Class B..........................    700   37,428
   *Celestica, Inc........................................  5,200   40,614
   *Celtic Exploration, Ltd...............................  1,400   37,295

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES VALUE++
                                                            ------ --------
CANADA -- (Continued)
    Cenovus Energy, Inc....................................  1,090 $ 36,184
    Centerra Gold, Inc.....................................  1,057    9,601
   *CGI Group, Inc. Class A................................    900   24,147
   *Chinook Energy, Inc....................................     61       89
    CI Financial Corp......................................    600   16,074
   #Cineplex, Inc..........................................    300    9,625
    Clarke, Inc............................................  1,100    5,222
    Cogeco Cable, Inc......................................    200    8,564
  #*Connacher Oil & Gas, Ltd...............................  5,200      860
  #*Corridor Resources, Inc................................    500      366
    Corus Entertainment, Inc. Class B......................  1,500   37,508
    Cott Corp..............................................    300    2,722
   #Crescent Point Energy Corp.............................    500   19,340
  #*Crew Energy, Inc.......................................  1,200    7,159
  #*Davis & Henderson Corp.................................    584   12,735
  #*Denison Mines Corp.....................................  4,500    6,181
   *Dollarama, Inc.........................................    350   21,293
    Dorel Industries, Inc. Class B.........................    500   19,942
  #*DragonWave, Inc........................................  1,657    3,456
  #*Dundee Precious Metals, Inc............................  2,800   24,929
   *Eastern Platinum, Ltd.................................. 16,800    3,285
    E-L Financial Corp., Ltd...............................     34   17,044
    Eldorado Gold Corp.....................................  3,104   34,700
    Emera, Inc.............................................    100    3,563
   *Empire Co., Ltd. Class A...............................    300   18,101
   #Enbridge Income Fund Holdings, Inc.....................  1,000   25,426
   #Enbridge, Inc..........................................  1,248   54,867
   #Encana Corp............................................  3,890   75,195
    Enerflex, Ltd..........................................    600    7,357
   *Energy Fuels, Inc......................................  4,977      848
    Enerplus Corp. (292766102).............................    131    1,762
    Enerplus Corp. (B584T89)...............................  1,585   21,278
    Ensign Energy Services, Inc............................  2,800   47,836
    Equitable Group, Inc...................................    500   18,037
   *Fairfax Financial Holdings, Ltd........................    200   71,787
   *Finning International, Inc.............................    800   20,485
    First Capital Realty, Inc..............................    100    1,895
   *First Quantum Minerals, Ltd............................  2,105   42,442
   *FirstService Corp......................................    400   11,771
   #Fortis, Inc............................................    900   31,257
    Genivar, Inc...........................................    300    6,304
    Genworth MI Canada, Inc................................    289    6,986
    George Weston, Ltd.....................................    400   28,819
    Gildan Activewear, Inc.................................  1,409   51,859
    Goldcorp, Inc..........................................  3,938  138,703
  #*Golden Star Resources, Ltd.............................  8,100   12,994
   *Gran Tierra Energy, Inc................................  2,679   14,289
   *Granite Real Estate Investment Trust...................    605   23,789
   *Great Basin Gold, Ltd..................................  5,600      449
    Great-West Lifeco, Inc.................................  1,400   36,355
   *Harry Winston Diamond Corp.............................    500    7,379
    Home Capital Group, Inc................................    400   24,315
    HudBay Minerals, Inc...................................  2,300   26,750
   #Husky Energy, Inc......................................  1,600   49,890
    IAMGOLD Corp. (2446646)................................  2,605   21,391
    IAMGOLD Corp. (450913108)..............................    326    2,690
    IGM Financial, Inc.....................................    400   17,445
  #*Imax Corp..............................................    200    4,724
   *Imperial Metals Corp...................................  2,300   30,946
    Imperial Oil, Ltd......................................    600   26,349
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  2,200   76,870

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
    Inmet Mining Corp.....................................    700 $ 50,531
    Intact Financial Corp.................................    600   39,499
   *International Forest Products, Ltd. Class A...........  2,000   17,586
   #International Minerals Corp...........................    500    2,321
  #*Ivanhoe Energy, Inc...................................  3,900    3,245
  #*Jaguar Mining, Inc....................................  3,400    2,625
    Just Energy Group, Inc................................  2,100   20,823
    Killam Properties, Inc................................  1,172   15,276
   *Kingsway Financial Services, Inc......................    425    1,756
    Kinross Gold Corp.....................................  5,881   48,232
  #*Kirkland Lake Gold, Inc...............................    500    3,033
    Laurentian Bank of Canada.............................    400   17,686
   *Legacy Oil & Gas, Inc.................................  2,637   18,348
    Leon's Furniture, Ltd.................................    400    5,446
    Linamar Corp..........................................  1,500   38,500
   #Loblaw Cos., Ltd......................................  1,300   52,214
   *Long Run Exploration, Ltd.............................    625    2,757
   *Lundin Mining Corp....................................  9,000   46,290
   *MacDonald Dettweiler & Associates, Ltd................    366   23,015
    Magna International, Inc..............................  2,400  125,438
   *Major Drilling Group International, Inc...............    900    8,942
    Manitoba Telecom Services, Inc........................    500   16,638
    Manulife Financial Corp............................... 10,200  147,263
   *Maple Leaf Foods, Inc.................................  2,300   29,586
   *Martinrea International, Inc..........................  3,400   30,782
   *Maxim Power Corp......................................  1,600    4,411
   *MEG Energy Corp.......................................    243    8,305
   *Mega Uranium, Ltd.....................................  1,500      226
   #Methanex Corp.........................................  2,179   78,364
  #*Metro, Inc............................................  1,000   62,081
    Morneau Shepell, Inc..................................    111    1,441
    Mullen Group, Ltd.....................................    200    4,606
    National Bank of Canada...............................  1,200   95,432
   *New Gold, Inc.........................................  1,500   14,550
    Nexen, Inc............................................  5,131  137,252
   *Niko Resources, Ltd...................................    200    2,087
   *Norbord, Inc..........................................    330    9,678
  #*North American Palladium, Ltd.........................  2,000    3,349
    Northland Power, Inc..................................  1,200   23,521
   *Nuvista Energy, Ltd...................................    600    3,146
   *OceanaGold Corp.......................................  6,600   17,999
   *Open Text Corp........................................    600   34,999
   *Osisko Mining Corp....................................  1,659   11,494
   #Pacific Rubiales Energy Corp..........................  1,900   44,328
    Pan American Silver Corp. (2669272)...................  1,530   26,726
    Pan American Silver Corp. (697900108).................    205    3,590
   *Paramount Resources, Ltd. Class A.....................    600   19,491
   *Pason Systems, Inc....................................    300    5,116
   #Pembina Pipeline Corp.................................    300    8,705
    Pengrowth Energy Corp.................................  4,900   22,351
   #Penn West Petroleum, Ltd..............................  4,010   40,566
   *PetroBakken Energy, Ltd...............................  1,973   17,404
   *Petrobank Energy & Resources, Ltd.....................    500      431
   #Petrominerales, Ltd...................................    681    6,063
   #Peyto Exploration & Development Corp..................    217    5,006
   *Pilot Gold, Inc.......................................    333      658
   #Poseidon Concepts Corp................................  2,652    3,350
    Potash Corp. of Saskatchewan, Inc.....................    900   38,232
    Precision Drilling Corp...............................  2,400   21,993
    Premium Brands Holdings Corp..........................    700   12,071
   #Progressive Waste Solutions, Ltd......................  1,163   25,839

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
    Quebecor, Inc. Class B................................ 1,200  $   50,580
   *Ram Power Corp........................................ 9,500       2,334
   *Reitmans Canada, Ltd. Class A.........................   500       6,311
  #*Research In Motion, Ltd............................... 3,458      44,794
   #Rogers Communications, Inc. Class B...................   600      27,883
    Rogers Sugar, Inc.....................................   100         638
    RONA, Inc............................................. 3,000      36,425
    Royal Bank of Canada.................................. 5,951     370,640
  #*Russel Metals, Inc.................................... 1,700      47,758
   *Santonia Energy, Inc.................................. 1,000       1,323
   *Saputo, Inc...........................................   800      39,783
   #Savanna Energy Services Corp.......................... 1,200       8,807
   *Secure Energy Services, Inc...........................   840       8,809
   #SEMAFO, Inc........................................... 4,000      11,189
   *Shaw Communications, Inc. Class B.....................   700      16,394
    ShawCor, Ltd. Class A................................. 1,000      40,205
    Sherritt International Corp........................... 3,700      21,813
   *Shore Gold, Inc....................................... 5,600       1,179
   *Sierra Wireless, Inc..................................   900      10,251
   *Silver Standard Resources, Inc........................   400       4,825
    Silver Wheaton Corp................................... 1,000      34,800
   *SNC-Lavalin Group, Inc................................   600      26,800
   *Southern Pacific Resource Corp........................   600         722
    Sprott Resource Corp..................................   700       3,186
    Sprott Resource Lending Corp.......................... 1,100       1,654
    Stantec, Inc..........................................   500      20,483
    Student Transportation, Inc........................... 1,627      10,603
    Suncor Energy, Inc.................................... 8,501     288,935
   *SunOpta, Inc..........................................   300       2,142
    Talisman Energy, Inc.................................. 7,200      89,946
   *Taseko Mines, Ltd..................................... 4,300      14,270
    Teck Resources, Ltd. Class B.......................... 2,837     103,394
    Telus Corp. Non-Voting................................   505      33,984
   *Teranga Gold Corp..................................... 6,408      12,728
  #*Thompson Creek Metals Co., Inc........................ 1,300       5,279
   #Thomson Reuters Corp.................................. 2,357      72,194
    Tim Hortons, Inc......................................   400      20,056
   *Toromont Industries, Ltd..............................   600      13,355
   #Toronto-Dominion Bank (The)........................... 4,400     367,431
    Torstar Corp. Class B.................................   500       3,965
   #TransAlta Corp........................................ 2,300      36,988
   #TransCanada Corp...................................... 3,265     154,542
    Transcontinental, Inc. Class A........................ 1,600      18,624
    TransForce, Inc.......................................   100       2,221
   *TransGlobe Energy Corp................................   400       3,421
   #Trican Well Service, Ltd.............................. 2,600      35,583
    Trinidad Drilling, Ltd................................ 2,300      16,603
   *Turquoise Hill Resources, Ltd......................... 1,725      13,283
    Twin Butte Energy, Ltd................................ 4,316      11,510
   *UEX Corp..............................................   300         205
    Uni-Select, Inc.......................................   300       7,147
  #*Uranium One, Inc...................................... 7,700      20,999
   #Veresen, Inc.......................................... 1,400      18,023
   #Vermilion Energy, Inc.................................   200      10,259
   *Wesdome Gold Mines, Ltd............................... 8,700       7,763
    West Fraser Timber Co., Ltd...........................   600      48,167
   *Whitecap Resources, Inc...............................   764       7,331
    Wi-Lan, Inc........................................... 2,661      12,112
    Winpak, Ltd........................................... 1,142      19,465
    Yamana Gold, Inc...................................... 3,188      52,100
                                                                  ----------
TOTAL CANADA..............................................         7,431,273
                                                                  ----------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
CHINA -- (0.0%)
   *Hanfeng Evergreen, Inc................................  1,400 $  3,032
                                                                  --------
DENMARK -- (0.7%)
    A.P. Moeller-Maersk A.S. Series A.....................      2   15,123
    A.P. Moeller-Maersk A.S. Series B.....................      8   63,818
   *Alm. Brand A.S........................................  3,000    9,235
   *Auriga Industries A.S. Series B.......................    600   11,835
   *Bang & Olufsen Holdings A.S...........................    670    7,861
    Chr. Hansen Holding A.S...............................    248    8,772
   *D/S Norden A.S........................................    792   24,317
   *Danske Bank A.S.......................................  4,726   90,561
   *DSV A.S...............................................    634   16,254
   *East Asiatic Co., Ltd. A.S............................    400    7,910
   *FLSmidth & Co. A.S....................................    581   35,999
   *Jyske Bank A.S........................................  1,537   49,972
  #*NKT Holding A.S.......................................    350   12,376
   *Novozymes A.S. Series B...............................    750   24,579
  #*Pandora A.S...........................................    829   20,485
   *Ringkjoebing Landbobank A.S...........................     78   11,790
   *Rockwool International A.S. Series B..................     60    7,190
    Schouw & Co. A.S......................................    300    8,968
   *SimCorp A.S...........................................     60   14,364
   *Solar Holdings A.S. Series B..........................    125    5,805
   *Spar Nord Bank A.S....................................  1,200    6,286
   *Sydbank A.S...........................................  1,000   19,710
   *TDC A.S...............................................  2,679   20,532
   *Topdanmark A.S........................................    155   33,994
   *Tryg A.S..............................................    193   15,167
    United International Enterprises A.S..................     32    5,833
  #*Vestas Wind Systems A.S...............................    350    2,122
   *Vestjysk Bank A.S.....................................    250      522
                                                                  --------
TOTAL DENMARK.............................................         551,380
                                                                  --------
FINLAND -- (1.5%)
    Ahlstrom Oyj..........................................    445    8,429
  #*Alma Media Oyj........................................  1,213    8,088
   *Amer Sports Oyj.......................................  2,045   32,575
    Atria P.L.C...........................................    595    5,949
  #*Cargotec Oyj Series B.................................    426   12,000
    Cramo Oyj.............................................    564    7,789
   *Elisa Oyj.............................................  2,250   53,502
   *Finnair Oyj...........................................  1,332    5,421
   *Fiskars Oyj Abp.......................................    531   13,629
   *Fortum Oyj............................................  1,833   34,298
   *Huhtamaki Oyj.........................................  1,038   18,839
   *KCI Konecranes Oyj....................................    758   25,495
  #*Kemira Oyj............................................  1,641   25,997
   *Kesko Oyj Series B....................................  1,560   51,048
  #*Kone Oyj Series B.....................................    669   55,189
   *Lassila & Tikanoja Oyj................................    596    9,904
  #*Mesta Board Oyj.......................................  1,433    4,768
    Metso Oyj Sponsored ADR...............................    700   31,472
  #*Neste Oil Oyj.........................................  2,609   41,639
   #Nokia Oyj............................................. 16,023   62,890
   #Nokia Oyj Sponsored ADR...............................  5,300   20,776
   *Nokian Renkaat Oyj....................................    403   17,328
   *Outokumpu Oyj......................................... 29,720   30,768
   *Pohjola Bank P.L.C. Series A..........................  2,735   46,786
   *Poyry Oyj.............................................    726    3,105
   *Raisio P.L.C. Series V................................  7,337   31,547
   *Ramirent Oyj..........................................  1,350   13,110

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES  VALUE++
                                                             ------ ----------
FINLAND -- (Continued)
  #*Rautaruukki Oyj Series K................................  1,270 $    9,135
   *Ruukki Group Oyj........................................  3,453      2,106
   *Sampo Oyj Series A......................................  3,883    139,393
   #Sanoma Oyj..............................................  2,100     21,245
    Stockmann Oyj Abp Series A..............................  1,273     25,312
  #*Stockmann Oyj Abp Series B..............................    646     12,697
    Stora Enso Oyj Sponsored ADR............................  9,200     65,044
   *Tieto Oyj...............................................  1,055     23,463
   *Tikkurila Oyj...........................................    410      8,768
   *UPM-Kymmene Oyj.........................................  1,452     17,754
   #UPM-Kymmene Oyj Sponsored ADR...........................  7,100     86,549
  #*Uponor Oyj Series A.....................................    782     10,949
    Vaisala Oyj Series A....................................    214      5,428
   *Wartsila OYJ Abp........................................  1,126     53,511
   *Yit Oyj.................................................  1,551     34,162
                                                                    ----------
TOTAL FINLAND...............................................         1,187,857
                                                                    ----------
FRANCE -- (6.7%)
   *Accor SA................................................  1,049     40,947
   *Aeroports de Paris SA...................................    265     21,843
  #*Air France-KLM..........................................  4,185     45,502
   *Air Liquide SA..........................................    518     66,147
  #*Alcatel-Lucent SA....................................... 15,019     25,097
  #*Alcatel-Lucent SA Sponsored ADR.........................  4,700      7,802
   *Alstom SA...............................................    858     38,032
   *Alten SA................................................    785     30,172
   *Altran Technologies SA..................................  3,293     24,914
   *April SA................................................    199      4,242
   *Arkema SA...............................................    904    102,495
   *Assystem................................................    430      9,675
   *AtoS SA.................................................    753     55,039
   *AXA SA..................................................  3,255     60,266
    AXA SA Sponsored ADR....................................  4,900     90,405
   *BNP Paribas SA..........................................  5,385    337,876
    Bollore SA..............................................     75     27,046
   *Bonduelle SCA...........................................    293     30,734
   *Bongrain SA.............................................    259     17,242
   *Bourbon SA..............................................    771     23,521
    Bouygues SA.............................................  2,119     60,124
   *Cap Gemini SA...........................................  1,381     66,551
   *Carrefour SA............................................  1,384     39,458
   *Casino Guichard Perrachon SA............................    525     51,413
    Cegid Group.............................................    257      5,318
   *Christian Dior SA.......................................     70     12,224
   *Cie de Saint-Gobain SA..................................  3,037    124,969
    Cie Generale de Geophysique - Veritas SA Sponsored ADR..  3,000     87,090
   *Cie Generale des Etablissements Michelin SA Series B....  1,772    164,801
    Ciments Francais SA.....................................    162      9,831
   *Club Mediterranee SA....................................    316      5,986
   *CNP Assurances SA.......................................  1,607     26,567
   *Credit Agricole SA......................................  7,316     72,317
   *Danone SA...............................................    787     54,518
   *Dassault Systemes SA....................................    280     31,134
   *Derichebourg SA.........................................  2,685     13,053
   *Edenred SA..............................................    877     28,103
   *Eiffage SA..............................................    799     35,859
    Electricite de France SA................................    694     13,323
   *Eramet SA...............................................     65      9,222
   *Esso SA Francaise.......................................     76      6,090
   *Establissements Maurel et Prom SA.......................  1,811     33,444
   *Euler Hermes SA.........................................    391     34,876

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
FRANCE -- (Continued)
   *Euro Disney SCA.......................................    810 $  5,638
   *European Aeronautic Defence & Space Co. SA............    528   24,753
   *Eutelsat Communications SA............................    458   15,733
   *Faurecia SA...........................................    660   11,630
    Fimalac SA............................................     48    2,431
    France Telecom SA Sponsored ADR.......................  7,400   84,360
  #*GDF Suez SA...........................................  7,206  147,821
   *Gemalto NV............................................    450   40,055
   *Groupe Eurotunnel SA..................................  8,534   72,567
   *Groupe Steria SCA.....................................    727   13,505
   *Havas SA..............................................  6,503   42,563
   #Hermes International SA...............................     58   18,847
   *Imerys SA.............................................    535   35,378
   *Ingenico SA...........................................    449   28,305
   *Ipsos SA..............................................    330   13,153
   *JCDecaux SA...........................................    360   10,055
    Lafarge SA............................................    439   26,810
    Lafarge SA Sponsored ADR..............................  5,400   82,242
   *Lagardere SCA.........................................  2,488   89,931
   *Legrand SA............................................    952   43,189
   *L'Oreal SA............................................    377   55,982
   *M6 Metropole Television SA............................  1,252   20,953
  #*Manitou BF SA.........................................    989   17,627
   *Maurel & Prom Nigeria SA..............................  1,811    6,445
    Mersen SA.............................................    561   16,427
   *Natixis SA............................................ 12,923   51,206
  #*Neopost SA............................................    479   27,341
  #*Nexans SA.............................................    414   21,442
   *Nexity SA.............................................  1,096   33,450
    Norbert Dentressangle SA..............................    187   16,422
    NRJ Group SA..........................................    928    7,665
  #*PagesJaunes Groupe SA.................................  1,400    5,420
  #*Peugeot SA............................................  1,738   13,546
    Pierre & Vacances SA..................................    114    2,434
   *Plastic Omnium SA.....................................  1,116   43,648
   *PPR SA................................................    616  132,480
    Publicis Groupe SA ADR................................  2,600   42,744
   *Rallye SA.............................................    367   12,969
    Renault SA............................................  1,887  113,737
   *Rexel SA..............................................  1,915   40,721
   *Rubis SCA.............................................    411   29,776
   *SA des Ciments Vicat..................................    188   11,985
   *Safran SA.............................................  1,095   50,290
   *Saft Groupe SA........................................    295    7,968
   *Schneider Electric SA.................................  1,614  122,789
   *SCOR SE...............................................  3,048   87,754
   *SEB SA................................................    276   22,065
   *Sechilienne SA........................................    191    3,895
   *Sequana SA............................................    218    2,662
   *Societe BIC SA........................................    279   37,541
   *Societe d'Edition de Canal Plus SA....................    972    6,824
   *Societe Generale SA...................................  5,872  265,154
   *Societe Television Francaise 1 SA.....................  1,498   18,083
   *Sodexo SA.............................................    118   10,519
  #*Soitec SA.............................................  1,246    4,643
    Somfy SA..............................................     74   15,554
   *Stef SA...............................................    282   14,976
    STMicroelectronics NV.................................  2,176   18,811
   *STMicroelectronics NV ADR.............................  6,800   58,684
   *Suez Environnement SA.................................  1,699   22,467
   *Technicolor SA........................................  1,546    5,353

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
FRANCE -- (Continued)
    Technip SA ADR........................................  1,900 $   51,490
   *Teleperformance SA....................................    805     32,076
    Thales SA.............................................    513     18,475
    Total SA Sponsored ADR................................  6,258    339,747
   *UbiSoft Entertainment SA..............................  1,606     15,494
   *Valeo SA..............................................    790     42,570
   *Vallourec SA..........................................    754     40,912
   *Veolia Environnement SA ADR...........................    635      8,065
  #*Vilmorin & Cie SA.....................................    195     25,669
   *Vinci SA..............................................    956     48,664
   *Vivendi SA............................................  6,415    137,378
   *Zodiac Aerospace SA...................................    477     52,222
                                                                  ----------
TOTAL FRANCE..............................................         5,167,448
                                                                  ----------
GERMANY -- (5.8%)
   *Aareal Bank AG........................................    765     18,224
   *Adidas-Salomon AG.....................................    795     73,829
    Aixtron SE Sponsored ADR..............................    300      4,101
   *Allianz SE............................................  2,476    354,282
   *Aurubis AG............................................    881     66,084
  #*Axel Springer AG......................................    675     31,535
   *BASF SE...............................................  1,274    129,031
    Bauer AG..............................................    343     10,010
   *Bayerische Motoren Werke AG...........................  1,632    164,372
   *Bechtle AG............................................    202      9,119
    Beiersdorf AG.........................................    364     31,946
   *Bilfinger SE..........................................    761     76,920
   *Brenntag AG...........................................    109     15,519
   *Comdirect Bank AG.....................................  1,445     16,994
   *Commerzbank AG........................................ 29,545     64,691
   *Constantin Medien AG..................................  1,864      4,154
   *Continental AG........................................    461     54,103
    Daimler AG............................................  4,832    281,231
    Deutsche Bank AG (5750355)............................    462     23,894
   *Deutsche Bank AG (D18190898)..........................  4,600    237,636
   *Deutsche Boerse AG....................................    826     54,390
    Deutsche Lufthansa AG.................................  2,937     58,339
    Deutsche Post AG......................................  5,606    131,639
   *Deutsche Telekom AG................................... 15,245    187,287
  #*Deutsche Wohnen AG....................................    840     16,172
   *Deutz AG..............................................  2,362     13,934
   *E.ON SE...............................................    720     12,519
    E.ON SE Sponsored ADR.................................  8,830    153,642
   *ElreingKlinger AG.....................................    969     34,262
    Fielmann AG...........................................    139     14,192
   *Fraport AG............................................    799     48,428
  #*Freenet AG............................................  1,764     37,990
    Fuchs Petrolub AG.....................................    215     15,197
   *GEA Group AG..........................................    911     33,008
   *GFK SE................................................    703     40,694
   *Gildemeister AG.......................................    470     11,578
    Grenkeleasing AG......................................    247     18,212
   *Hannover Rueckversicherung AG.........................    675     54,493
  #*Heidelberger Druckmaschinen AG........................  4,410      9,457
  #*Heidelberger Zement AG................................  1,211     76,339
   *Henkel AG & Co. KGaA..................................    615     45,620
   *Hochtief AG...........................................    402     26,233
   *Indus Holding AG......................................    565     17,666
    Infineon Technologies AG ADR..........................  4,980     44,969
  #*IVG Immobilien AG.....................................  4,240     13,643
    Jenoptik AG...........................................    847      9,253

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
GERMANY -- (Continued)
   *K+S AG................................................    817 $   36,830
   *Kabel Deutschland Holding AG..........................    599     48,536
  #*Kloeckner & Co. SE....................................  2,316     29,306
   *Kontron AG............................................  1,112      6,643
  #*Krones AG.............................................    430     26,688
   *Kuka AG...............................................    521     20,211
   *KWS Saat AG...........................................     62     23,009
   *Lanxess AG............................................    735     62,085
   *Leoni AG..............................................    483     20,900
   *Linde AG..............................................    393     71,633
   *MAN SE................................................    252     30,371
   *Metro AG..............................................    663     20,475
   *MLP AG................................................    505      4,387
   *MTU Aero Engines Holding AG...........................    322     30,705
   *Munchener Rueckversicherungs-Gesellschaft AG..........  1,116    204,958
   *MVV Energie AG........................................    213      7,134
  #*Nordex SE.............................................    312      1,673
  #*Praktiker AG..........................................  6,271     12,671
   *Puma SE...............................................     28      8,851
   *Rational AG...........................................     59     17,873
    Rheinmetall AG........................................    925     49,239
   *RWE AG................................................  2,389     89,830
   *Salzgitter AG.........................................    919     42,839
   *SAP AG Sponsored ADR..................................  1,200     98,424
  #*SGL Carbon SE.........................................    525     22,429
   *Siemens AG............................................  1,956    214,305
  #*Singulus Technologies AG..............................  2,333      4,596
  #*Sky Deutschland AG....................................  6,364     38,699
  #*Solarworld AG.........................................    399        586
   *Suedzucker AG.........................................    686     29,344
   *Symrise AG............................................  1,144     40,439
   #TAG Immobilien AG.....................................  1,284     15,565
   *ThyssenKrupp AG.......................................  3,676     89,232
   *TUI AG................................................  4,500     48,831
   *United Internet AG....................................  1,164     27,063
    Volkswagen AG.........................................    192     44,353
   *Vossloh AG............................................     60      6,245
  #*Wacker Chemie AG......................................    142     10,101
   *Wincor Nixdorf AG.....................................    382     19,947
                                                                  ----------
TOTAL GERMANY.............................................         4,423,837
                                                                  ----------
GREECE -- (0.4%)
   *Alpha Bank A.E........................................  8,245     14,262
    Bank of Greece S.A....................................    518     11,928
    Coca-Cola Hellenic Bottling Co. S.A...................     60      1,559
    Coca-Cola Hellenic Bottling Co. S.A. ADR..............    750     19,275
   *Ellaktor S.A..........................................  4,143     11,477
   *Eurobank Ergasias SA..................................  8,392      6,972
    EYDAP Athens Water Supply & Sewage Co. S.A............    690      5,610
   *Folli Follie Group S.A................................    300      5,590
   *Fourlis Holdings S.A..................................    501      1,615
   *Frigoglass S.A........................................    702      5,379
   *GEK Terna Holding Real Estate Construction S.A........  1,957      6,456
   *Geniki Bank S.A.......................................     --          3
    Hellenic Exchanges S.A................................    626      4,320
    Hellenic Petroleum S.A................................  3,652     40,951
   *Hellenic Telecommunication Organization Co. S.A.......  1,098      9,231
    JUMBO S.A.............................................    839      7,267
   *Marfin Investment Group Holdings S.A.................. 22,347     14,562
    Metka S.A.............................................    797     12,142
    Motor Oil (Hellas) Corinth Refineries S.A.............    491      5,666

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
GREECE -- (Continued)
   *Mytilineos Holdings S.A...............................   3,029 $ 20,793
   *National Bank of Greece S.A...........................   1,443    2,279
  #*National Bank of Greece S.A. ADR......................   5,116    7,930
   *Piraeus Bank S.A......................................  28,240   10,753
   *Proton Bank S.A.......................................   2,311       --
   *Public Power Corp. S.A................................     802    7,458
   *T Bank S.A............................................   8,910       --
   *Titan Cement Co. S.A..................................   1,951   34,885
   *TT Hellenic Postbank S.A..............................   3,006      686
   *Viohalco Hellenic Copper & Aluminum Industry S.A......   1,602   10,378
                                                                   --------
TOTAL GREECE..............................................          279,427
                                                                   --------
HONG KONG -- (2.4%)
    Allied Properties (H.K.), Ltd.........................  85,888   14,945
    Associated International Hotels, Ltd..................   6,000   17,254
   *Bank of East Asia, Ltd................................   6,464   26,443
   *Cafe de Coral Holdings, Ltd...........................  10,000   30,572
   *Cathay Pacific Airways, Ltd...........................  12,000   23,200
   *Cheung Kong Holdings, Ltd.............................   8,000  131,103
   *Cheung Kong Infrastructure Holdings, Ltd..............   2,000   12,624
   *China Billion Resources, Ltd.......................... 112,480       --
   *China Energy Development Holdings, Ltd................ 176,000    3,063
   *Chong Hing Bank, Ltd..................................   8,000   17,156
   *Chow Sang Sang Holdings International, Ltd............   5,000   13,239
    Chuang's Consortium International, Ltd................  93,642   13,637
    CLP Holdings, Ltd.....................................   5,000   42,390
   *Dah Sing Financial Holdings, Ltd......................   4,050   21,333
   #Esprit Holdings, Ltd..................................  10,600   14,772
    Far East Consortium International, Ltd................  37,000   10,351
   *First Pacific Co., Ltd................................  33,600   43,276
  #*Foxconn International Holdings, Ltd...................  55,000   22,584
    Get Nice Holdings, Ltd................................ 176,000    7,940
   *Giordano International, Ltd...........................  20,000   20,315
   *G-Resources Group, Ltd................................ 114,000    6,319
    Guangnan Holdings, Ltd................................  40,000    5,163
   *Hang Lung Group, Ltd..................................   8,000   48,496
   *Hang Lung Properties, Ltd.............................  11,000   41,538
  #*Hang Seng Bank, Ltd...................................   1,400   22,925
    Henderson Land Development Co., Ltd...................  10,060   72,299
   *Hong Kong & China Gas Co., Ltd........................   2,200    6,249
   *Hong Kong & Shanghai Hotels, Ltd......................  11,096   19,182
   *Hong Kong Exchanges & Clearing, Ltd...................   2,400   45,592
   *Hopewell Holdings, Ltd................................  10,500   43,248
   *Hutchison Telecommunications Hong Kong Holdings, Ltd..  15,000    6,809
   *Hysan Development Co., Ltd............................   2,000   10,096
    Johnson Electric Holdings, Ltd........................  37,500   26,586
   *Kerry Properties, Ltd.................................   5,500   29,768
    Kowloon Development Co., Ltd..........................  10,000   15,348
   *Lai Sun Development Co., Ltd.......................... 143,000    6,272
   *Li & Fung, Ltd........................................   8,000   11,261
   *Lifestyle International Holdings, Ltd.................   4,500   11,545
   *MTR Corp..............................................  10,553   43,426
    New World Development Co., Ltd........................  26,889   49,594
    NWS Holdings, Ltd.....................................  21,649   38,690
   *Orient Overseas International, Ltd....................   6,000   41,882
   *Pacific Basin Shipping, Ltd...........................  14,000    8,181
   *PCCW, Ltd.............................................  34,000   14,945
   *Pico Far East Holdings, Ltd...........................  56,000   15,388
   *Power Assets Holdings, Ltd............................   3,500   30,259
   *Regal Hotels International Holdings, Ltd..............  24,600   12,337
   *Shangri-La Asia, Ltd..................................  17,500   41,417

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
HONG KONG -- (Continued)
   *Shun Tak Holdings, Ltd................................ 27,500 $   15,005
   *Singamas Container Holdings, Ltd...................... 42,000     12,123
    Sino Land Co., Ltd.................................... 30,800     57,587
   *SmarTone Telecommunications Holdings, Ltd.............  2,500      4,455
   *Sun Hung Kai & Co., Ltd............................... 32,619     23,104
    Sun Hung Kai Properties, Ltd..........................  9,000    147,743
   *Superb Summit International Group, Ltd................ 71,000      2,976
   *Swire Properties, Ltd.................................  1,800      6,580
    Tai Cheung Holdings, Ltd.............................. 23,000     18,801
   *Techtronic Industries Co., Ltd........................ 22,000     44,656
   *Television Broadcasts, Ltd............................  4,000     29,553
   *Transport International Holdings, Ltd.................  4,000      9,025
    Varitronix International, Ltd......................... 17,000      8,768
    Victory City International Holdings, Ltd.............. 14,000      1,731
   #VTech Holdings, Ltd...................................  2,200     25,336
   *Wharf Holdings, Ltd...................................  8,625     76,132
   *Wheelock & Co., Ltd................................... 13,000     73,171
   *Wing Hang Bank, Ltd...................................  2,000     20,867
   *Yue Yuen Industrial Holdings, Ltd.....................  9,500     31,945
                                                                  ----------
TOTAL HONG KONG...........................................         1,820,570
                                                                  ----------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C................................  4,388      7,630
   *Bank of Ireland.......................................  1,591        307
   *Bank of Ireland Sponsored ADR.........................    330      2,828
    CRH P.L.C.............................................  3,628     78,264
   *CRH P.L.C. Sponsored ADR..............................  3,300     71,016
   *DCC P.L.C.............................................  1,532     50,146
   *Dragon Oil P.L.C......................................  4,125     37,115
   *Glanbia P.L.C.........................................    263      2,936
   *Independent News & Media P.L.C........................  1,139         68
    Kerry Group P.L.C. Series A (0490656).................    667     35,068
   *Kerry Group P.L.C. Series A (4519579).................    286     15,003
    Kingspan Group P.L.C. (0492793).......................  1,183     13,721
   *Kingspan Group P.L.C. (4491235).......................  1,108     12,848
                                                                  ----------
TOTAL IRELAND.............................................           326,950
                                                                  ----------
ISRAEL -- (0.4%)
   *Africa Israel Investments, Ltd........................  1,269      3,094
   *AudioCodes, Ltd.......................................    614      2,236
   *Azrieli Group, Ltd....................................    230      6,032
   *Bank Hapoalim B.M.....................................  9,177     38,690
   *Bank Leumi Le-Israel B.M.............................. 10,766     35,973
   *Bezeq Israeli Telecommunication Corp., Ltd............  5,997      7,028
   *Elbit Systems, Ltd....................................    230      8,842
   *Israel Chemicals, Ltd.................................  1,084     14,397
   *Israel Discount Bank, Ltd. Series A................... 20,541     34,396
    Ituran Location & Control, Ltd........................    538      7,671
   *Kardan Yazamut, Ltd...................................  1,340        115
   *Mellanox Technologies, Ltd............................    437     22,195
   *Menorah Mivtachim Holdings, Ltd.......................    894      7,927
   *Migdal Insurance & Financial Holding, Ltd.............  7,718     11,286
   *Mizrahi Tefahot Bank, Ltd.............................  2,222     23,528
   *NICE Systems, Ltd. Sponsored ADR......................    263      9,702
   *Oil Refineries, Ltd...................................  6,074      3,116
   *Ormat Industries, Ltd.................................    270      1,595
   *Paz Oil Co., Ltd......................................     43      6,419
   *Phoenix Holdings, Ltd. (The)..........................  1,952      5,183
   *Retalix, Ltd..........................................    963     28,805

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
ISRAEL -- (Continued)
   *Union Bank of Israel, Ltd.............................  1,193 $  4,228
                                                                  --------
TOTAL ISRAEL..............................................         282,458
                                                                  --------
ITALY -- (2.3%)
   *A2A SpA...............................................  7,105    4,753
    ACEA SpA..............................................  1,354    8,778
   *Arnoldo Mondadori Editore SpA.........................  1,773    2,819
   *Assicurazioni Generali SpA............................  3,345   64,035
   #Atlantia SpA..........................................  1,964   36,257
   *Autogrill SpA.........................................  1,015   12,447
   *Azimut Holding SpA....................................  1,386   24,380
  #*Banca Carige SpA...................................... 17,321   19,401
  #*Banca Monte Dei Paschi di Siena SpA................... 21,946    7,331
   *Banca Piccolo Credito Valtellinese Scarl..............  4,872    8,347
   *Banca Popolare dell'Emilia Romagna Scarl..............  3,057   27,002
   *Banca Popolare dell'Etruria e del Lazio Scarl.........  2,118    1,694
   *Banca Popolare di Milano Scarl........................ 75,800   50,896
   *Banca Popolare di Sondrio Scarl.......................  4,779   34,425
   *Banco Popolare Scarl..................................  9,475   19,741
   *Brembo SpA............................................  1,796   24,988
  #*Buzzi Unicem SpA......................................  1,314   19,161
   *C.I.R. SpA - Compagnie Industriali Riunite............  7,131    8,263
    Cementir Holding SpA..................................  2,563    6,822
   *Credito Emiliano SpA..................................  1,807   10,810
   *De Longhi SpA.........................................  2,136   34,494
   *Enel Green Power SpA..................................  4,324    8,916
   *Enel SpA.............................................. 13,248   57,763
   *Eni SpA Sponsored ADR.................................  3,700  184,741
   *ERG SpA...............................................  1,082   10,592
    Esprinet SpA..........................................  2,121    9,361
   *Fiat Industrial SpA...................................  2,621   33,730
  #*Fiat SpA.............................................. 12,367   75,697
   *Fiat SpA Sponsored ADR................................  1,600    9,776
  #*Finmeccanica SpA......................................  6,992   45,948
   *Fondiaria-Sai SpA.....................................  4,807    8,524
  #*Geox SpA..............................................    852    2,994
    Gruppo Editoriale L'Espresso SpA......................  3,978    5,111
  #*Hera SpA.............................................. 14,415   26,498
    Immsi SpA.............................................  4,196    3,303
    Impregilo SpA......................................... 10,237   53,098
   *Interpump Group SpA...................................  1,758   13,482
   *Intesa Sanpaolo SpA................................... 47,466   96,752
    Iren SpA..............................................  8,189    6,283
   *Italcementi SpA.......................................  1,415    7,962
   *Italmobiliare SpA.....................................    246    4,934
   *Luxottica Group SpA Sponsored ADR.....................    600   27,612
   *Mediaset SpA.......................................... 11,064   29,067
    Mediobanca SpA........................................  6,902   50,801
   #Mediolanum SpA........................................  2,157   13,462
   *Milano Assicurazioni SpA..............................  5,810    3,252
   *Parmalat SpA.......................................... 11,473   28,762
  #*Piaggio & C. SpA......................................  2,131    5,832
  #*Pirelli & C. SpA......................................  3,639   44,634
  #*Prelios SpA...........................................  7,505      913
   *Premafin Finanziaria SpA.............................. 10,391    2,924
   *Prysmian SpA..........................................  1,062   22,696
   *Safilo Group SpA......................................  1,177   12,949
   *Saipem SpA............................................    800   22,716
   *Saras SpA.............................................  5,737    7,727
  #*Snam SpA..............................................  3,918   19,800
   *Societa Cattolica di Assicurazioni Scrl...............    902   16,632

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
ITALY -- (Continued)
    Telecom Italia SpA Sponsored ADR......................  8,020 $   79,238
    Tenaris SA ADR........................................    331     13,925
    Terna Rete Elettrica Nazionale SpA....................  9,125     38,419
   *Tod's SpA.............................................    244     33,302
   *UniCredit SpA......................................... 24,942    161,004
   *Unione di Banche Italiane ScpA........................ 11,423     59,620
  #*Unipol Gruppo Finanziario SpA.........................  3,381      9,753
                                                                  ----------
TOTAL ITALY...............................................         1,797,349
                                                                  ----------
JAPAN -- (18.4%)
   *77 Bank, Ltd. (The)................................... 10,000     43,018
   *Adeka Corp............................................  2,100     17,997
   *Aeon Co., Ltd.........................................  4,300     48,772
    Ahresty Corp..........................................  2,300     12,989
   *Aica Kogyo Co., Ltd...................................  1,500     24,923
    Aichi Bank, Ltd. (The)................................    200     10,493
    Aichi Steel Corp......................................  4,000     17,551
   *Aida Engineering, Ltd.................................  4,000     30,298
   *Aiphone Co., Ltd......................................  1,300     21,698
   *Air Water, Inc........................................  2,000     25,545
   *Akita Bank, Ltd. (The)................................  5,000     14,108
    All Nippon Airways Co., Ltd...........................  3,000      5,874
    Alpha Systems, Inc....................................    480      5,947
   *Alpine Electronics, Inc...............................  1,300     11,717
   *Alps Electric Co., Ltd................................  2,800     16,336
   *Amada Co., Ltd........................................  8,000     49,996
   *Amano Corp............................................  1,700     15,306
   *Anritsu Corp..........................................  2,000     25,667
    AOC Holdings, Inc.....................................  2,200      9,344
   *AOKI Holdings, Inc....................................  1,100     26,439
   *Aoyama Trading Co., Ltd...............................    800     15,701
   *Aozora Bank, Ltd...................................... 10,000     28,114
    Arakawa Chemical Industries, Ltd......................    900      7,028
   *Ariake Japan Co., Ltd.................................  1,000     18,216
   *Asahi Diamond Industrial Co., Ltd.....................  1,000      9,148
    Asahi Glass Co., Ltd..................................  5,000     33,172
   *Asahi Kasei Corp......................................  7,000     40,400
    Asatsu-DK, Inc........................................    700     18,840
    Asics Corp............................................  2,000     28,484
   *Autobacs Seven Co., Ltd...............................    800     32,543
   *Awa Bank, Ltd. (The)..................................  5,000     30,375
   *Azbil Corp............................................    800     17,111
   *Bank of Iwate, Ltd. (The).............................    400     16,731
   *Bank of Kyoto, Ltd. (The).............................  5,000     41,372
    Bank of Nagoya, Ltd. (The)............................  4,000     14,182
   *Bank of Okinawa, Ltd. (The)...........................    600     23,490
   *Bank of the Ryukyus, Ltd..............................  1,700     21,192
   *Bank of Yokohama, Ltd. (The).......................... 14,000     66,869
   *Benesse Holdings, Inc.................................    700     30,516
   *Best Denki Co., Ltd...................................  8,500     12,768
    Bookoff Corp..........................................  1,500     11,353
    Bridgestone Corp......................................    900     23,604
   *Brother Industries, Ltd...............................  2,200     23,392
   *Calsonic Kansei Corp..................................  6,000     24,899
    Canon Marketing Japan, Inc............................  1,200     16,324
    Canon, Inc............................................    194      7,065
   *Canon, Inc. Sponsored ADR.............................  1,800     65,826
  #*Casio Computer Co., Ltd...............................  6,200     53,485
   *Central Glass Co., Ltd................................  4,000     12,330
   *Central Japan Railway Co., Ltd........................    100      8,746
   *Chiba Bank, Ltd. (The)................................ 11,000     68,544

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES VALUE++
                                                            ------ -------
JAPAN -- (Continued)
   *Chiba Kogyo Bank, Ltd. (The)...........................  1,500 $11,787
   *Chiyoda Co., Ltd.......................................  1,100  25,464
   *Chubu Electric Power Co., Ltd..........................  1,800  22,737
   *Chuetsu Pulp & Paper Co., Ltd..........................  6,000  11,077
   *Chugoku Bank, Ltd. (The)...............................  3,000  41,321
   *Chugoku Electric Power Co., Ltd. (The).................  1,200  15,790
    Chugoku Marine Paints, Ltd.............................  2,000  10,546
    Chukyo Bank, Ltd. (The)................................  7,000  15,385
   *Citizen Holdings Co., Ltd..............................  7,900  45,251
   *CKD Corp...............................................  2,200  13,384
   *CMK Corp...............................................  2,100   7,839
    Coca-Cola Central Japan Co., Ltd.......................  1,500  20,099
    Coca-Cola West Co., Ltd................................  1,500  23,687
   *COMSYS Holdings Corp...................................  2,000  24,120
   *Cosmo Oil Co., Ltd..................................... 15,000  33,722
   *Dai Nippon Printing Co., Ltd...........................  7,000  56,591
   *Daicel Corp............................................  5,000  34,915
   *Daido Steel Co., Ltd...................................  5,000  22,321
  #*Daiei, Inc. (The)......................................  2,650   6,023
   *Daifuku Co., Ltd.......................................  2,000  13,338
    Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.................    400   6,220
   *Daikin Industries, Ltd.................................    700  26,746
   *Daikyo, Inc............................................  5,000  13,389
    Dainichiseika Colour & Chemicals Manufacturing Co.,
      Ltd..................................................  4,000  18,437
   *Daio Paper Corp........................................  3,000  20,416
    Daisan Bank, Ltd. (The)................................  7,000  13,473
   *Daiseki Co., Ltd.......................................    200   2,839
   *Daishi Bank, Ltd. (The)................................  8,000  27,795
   *Daiwa House Industry Co., Ltd..........................  5,000  91,881
   *Daiwa Securities Group, Inc............................  5,000  29,082
   *Daiwabo Holdings Co., Ltd..............................  8,000  15,830
    Denki Kogyo Co., Ltd...................................  3,000  12,835
   *Denso Corp.............................................  1,500  56,198
   *Dentsu, Inc............................................    800  22,370
   *Descente, Ltd..........................................  3,000  19,602
   *DIC Corp............................................... 10,000  19,799
  #*Disco Corp.............................................    400  22,014
   *Dowa Holdings Co., Ltd.................................  2,000  14,148
    Dunlop Sports Co., Ltd.................................  1,100  12,154
   *East Japan Railway Co., Ltd............................    600  40,504
   *Ebara Corp.............................................  6,000  23,466
  #*Edion Corp.............................................  1,800   8,653
   *Ehime Bank, Ltd. (The).................................  6,000  15,421
   *Eighteenth Bank, Ltd. (The)............................  8,000  20,814
   *Electric Power Development Co., Ltd....................    600  13,795
   *Exedy Corp.............................................  1,000  21,949
   *Ezaki Glico.Co., Ltd...................................  2,000  19,665
   *FamilyMart Co., Ltd....................................    600  24,103
    Felissimo Corp.........................................    400   4,697
   *Foster Electric Co., Ltd...............................    500   7,872
   *Fuji Electric Co., Ltd................................. 10,000  23,351
   *Fuji Heavy Industries, Ltd.............................  4,000  54,099
   *Fuji Oil Co., Ltd......................................  1,800  24,453
   #Fuji Soft, Inc.........................................  1,100  23,264
   *FUJIFILM Holdings Corp.................................  3,300  65,801
   *Fujikura, Ltd..........................................  7,000  21,774
   *Fujitsu, Ltd...........................................  5,000  20,246
   *Fukui Bank, Ltd. (The).................................  7,000  13,790
   *Fukuoka Financial Group, Inc........................... 12,000  50,526
  #*Fukuyama Transporting Co., Ltd.........................  5,000  25,563
   *Furukawa Co., Ltd......................................  9,000   9,545

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Futaba Industrial Co., Ltd............................    900 $  4,095
  #*Geo Holdings Corp.....................................      9    9,026
   *Glory, Ltd............................................  1,000   23,421
    Godo Steel, Ltd.......................................  6,000   12,058
   *Gunma Bank, Ltd. (The)................................  4,000   19,307
   *Gunze, Ltd............................................  5,000   13,383
   *H2O Retailing Corp....................................  4,000   32,827
   *Hachijuni Bank, Ltd. (The)............................  7,000   35,046
   *Hakuhodo DY Holdings, Inc.............................    670   45,656
   *Hankyu Hanshin Holdings, Inc.......................... 15,000   81,853
   *Hanwa Co., Ltd........................................  4,000   15,360
   *Haseko Corp........................................... 11,000   10,575
    Heiwa Corp............................................    800   13,536
   *Heiwado Co., Ltd......................................  1,200   17,217
    Higashi-Nippon Bank, Ltd..............................  6,000   14,841
   *Higo Bank, Ltd. (The).................................  5,000   30,819
   *Hino Motors, Ltd......................................  1,000   10,508
   *Hiroshima Bank, Ltd. (The)............................ 11,000   46,765
    Hitachi Construction Machinery Co., Ltd...............    500   11,482
    Hitachi High-Technologies Corp........................  1,400   27,804
   *Hitachi Kokusai Electric, Inc.........................  2,000   16,545
   #Hitachi Metals, Ltd...................................  1,000    8,598
    Hitachi Transport System, Ltd.........................  1,900   28,773
   *Hitachi Zosen Corp.................................... 10,500   16,761
    Hitachi, Ltd. ADR.....................................    800   47,592
   *Hokkaido Electric Power Co., Inc......................  1,000    9,583
    Hokkan Holdings, Ltd..................................  5,000   14,644
   *Hokkoku Bank, Ltd. (The)..............................  7,000   28,778
   *Hokuetsu Bank, Ltd. (The).............................  9,000   19,402
   *Hokuhoku Financial Group, Inc......................... 17,000   27,666
   *Hokuriku Electric Power Co., Inc......................  1,000   11,025
  #*Honda Motor Co., Ltd. Sponsored ADR...................  3,554  133,950
    Hosiden Corp..........................................  1,200    6,571
   *House Foods Corp......................................  1,900   28,666
   *Hyakugo Bank, Ltd. (The)..............................  4,000   17,327
   *Hyakujishi Bank, Ltd. (The)...........................  8,000   29,936
   *Ibiden Co., Ltd.......................................  1,800   25,655
   *Ichikoh Industries, Ltd............................... 12,000   19,888
    Ichiyoshi Securities Co., Ltd.........................  2,200   18,158
    Idec Corp.............................................  1,300   11,513
   *Idemitsu Kosan Co., Ltd...............................    400   35,072
    Imperial Hotel, Ltd...................................    450   14,598
   *Inaba Denki Sangyo Co., Ltd...........................    600   18,567
    Inageya Co., Ltd......................................  2,000   21,986
   *Inpex Corp............................................      7   40,528
  #*Inui Steamship Co., Ltd...............................  3,500   12,004
   *Isetan Mitsukoshi Holdings, Ltd.......................  3,740   36,934
   *Ishihara Sangyo Kaisha, Ltd........................... 13,000   10,783
   *IT Holdings Corp......................................  1,200   17,051
  #*Ito En, Ltd...........................................  1,000   19,424
   *ITOCHU Corp...........................................  5,200   58,809
   *Itochu Enex Co., Ltd..................................  1,800    9,692
   *Itochu Techno-Solutions Corp..........................    600   26,039
   *Itoham Foods, Inc.....................................  5,000   22,660
   *Iyo Bank, Ltd. (The)..................................  2,000   16,355
    Izumi Co., Ltd........................................  1,400   29,837
    Izumiya Co., Ltd......................................  3,000   16,287
   *J. Front Retailing Co., Ltd...........................  8,800   48,271
   *Japan Airport Terminal Co., Ltd.......................  2,400   25,107
   *Japan Digital Laboratory Co., Ltd.....................  1,600   18,161
   *Japan Pulp & Paper Co., Ltd...........................  5,000   16,459

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    Japan Wool Textile Co., Ltd. (The)....................  3,000 $19,642
   *JFE Holdings, Inc.....................................  2,000  42,691
   *J-Oil Mills, Inc......................................  3,000   8,864
  #*Joshin Denki Co., Ltd.................................  3,000  30,092
   *Joyo Bank, Ltd. (The).................................  7,000  32,818
   *JSR Corp..............................................    800  15,818
   *JTEKT Corp............................................  1,100  11,750
    Juroku Bank, Ltd......................................  9,000  31,499
  #*JVC Kenwood Holdings, Inc.............................  1,500   5,196
   *JX Holdings, Inc......................................  9,490  55,989
  #*Kadokawa Group Holdings, Inc..........................    800  21,499
    Kaga Electronics Co., Ltd.............................  1,200  10,083
    Kagome Co., Ltd.......................................  1,300  24,251
   *Kagoshima Bank, Ltd. (The)............................  3,000  19,313
    Kameda Seika Co., Ltd.................................    700  15,200
   *Kamigumi Co., Ltd.....................................  6,000  48,873
    Kanamoto Co., Ltd.....................................  1,000  15,916
    Kandenko Co., Ltd.....................................  4,000  17,928
   *Kaneka Corp...........................................  8,000  42,795
   *Kanematsu Corp........................................ 12,000  18,401
   *Kansai Electric Power Co., Inc........................  1,200  11,433
    Kansai Paint Co., Ltd.................................  1,000  11,136
    Kao Corp..............................................  1,000  28,686
   *Kawasaki Heavy Industries, Ltd........................  5,000  15,490
  #*Kawasaki Kisen Kaisha, Ltd............................  2,000   3,797
   *KDDI Corp.............................................    400  29,763
   *Keihin Corp...........................................  1,100  15,282
  #*Keikyu Corp...........................................  4,000  33,929
   *Keio Corp.............................................  3,000  22,267
   *Keisei Electric Railway Co., Ltd......................  4,000  35,465
   *Keiyo Bank, Ltd. (The)................................  4,000  18,976
   *Kenedix, Inc..........................................     12   3,749
    Kewpie Corp...........................................  2,200  29,238
    Key Coffee, Inc.......................................    300   5,349
    Kikkoman Corp.........................................  2,000  29,908
   *Kinden Corp...........................................  3,000  19,893
  #*Kintetsu Corp.........................................  7,000  28,761
   *Kitz Corp.............................................  3,000  15,453
   *Kiyo Holdings, Inc.................................... 15,000  22,172
   *Kobe Steel, Ltd....................................... 10,000  12,350
   #Kohnan Shoji Co., Ltd.................................  1,300  15,603
   *Koito Manufacturing Co., Ltd..........................  1,000  16,670
    Kokuyo Co., Ltd.......................................  2,300  15,840
   *Komatsu, Ltd..........................................  1,100  29,256
   *Konica Minolta Holdings, Inc..........................  5,500  43,928
   *Kose Corp.............................................    800  16,854
   *Kubota Corp. Sponsored ADR............................    500  28,580
    Kurabo Industries, Ltd................................  8,000  13,541
   *Kuraray Co., Ltd......................................  2,600  33,404
    Kureha Corp...........................................  5,000  19,361
    Kuroda Electric Co., Ltd..............................  1,300  15,877
    Kyocera Corp. Sponsored ADR...........................    900  79,200
   *Kyoritsu Maintenance Co., Ltd.........................    900  22,162
   *Kyowa Exeo Corp.......................................  2,000  20,338
   *Lawson, Inc...........................................    300  21,740
   *Lintec Corp...........................................  1,100  20,342
   #Lion Corp.............................................  4,000  19,162
   *LIXIL Group Corp......................................  2,100  48,801
   *Maeda Corp............................................  5,000  19,459
   *Maeda Road Construction Co., Ltd......................  2,000  29,807
   *Makino Milling Machine Co., Ltd.......................  2,000  12,729

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Makita Corp...........................................    500 $ 24,351
   *Marubeni Corp.........................................  6,000   44,072
   *Maruha Nichiro Holdings, Inc.......................... 12,000   20,861
   *Marui Group Co., Ltd..................................  4,900   39,833
    Marusan Securities Co., Ltd...........................  2,100   15,116
  #*Maruwa Co., Ltd.......................................    800   24,552
    Max Co., Ltd..........................................  1,000   11,934
   *Mazda Motor Corp...................................... 15,000   40,577
   *Megmilk Snow Brand Co., Ltd...........................  1,400   24,148
   *Meitec Corp...........................................    700   17,907
    Meito Sangyo Co., Ltd.................................    600    6,432
   *Michinoku Bank, Ltd. (The)............................  7,000   14,684
    Mikuni Coca-Cola Bottling Co., Ltd....................  1,300   13,357
    Mimasu Semiconductor Industry Co., Ltd................  2,000   16,400
  #*Minebea Co., Ltd......................................  5,000   16,927
   *Ministop Co., Ltd.....................................    800   13,368
   *Mirait Holdings Corp..................................  2,000   16,605
   *Misumi Group, Inc.....................................  1,200   31,529
   *Mitsubishi Corp.......................................  5,300  111,815
   *Mitsubishi Electric Corp..............................  1,000    8,288
   *Mitsubishi Estate Co., Ltd............................  2,000   48,440
   *Mitsubishi Heavy Industries, Ltd...................... 13,598   72,713
   *Mitsubishi Logistics Corp.............................  3,000   44,995
   *Mitsubishi Materials Corp.............................  8,000   25,615
   *Mitsubishi Motors Corp................................ 13,000   13,517
   *Mitsubishi Paper Mills, Ltd........................... 10,000    9,839
   *Mitsubishi UFJ Financial Group, Inc................... 60,470  343,902
   *Mitsuboshi Belting Co., Ltd...........................  3,000   16,108
   *Mitsui & Co., Ltd.....................................  4,400   66,500
    Mitsui & Co., Ltd. Sponsored ADR......................    125   37,756
   *Mitsui Chemicals, Inc.................................  6,000   14,229
   *Mitsui Fudosan Co., Ltd...............................  2,000   45,718
   *Mitsui High-Tec, Inc..................................  2,000   14,613
   *Mitsui Mining & Smelting Co., Ltd..................... 14,000   35,630
   *Mitsui O.S.K. Lines, Ltd..............................  7,000   23,097
   *Mitsui Sugar Co., Ltd.................................  3,000    9,478
   *Mitsui-Soko Co., Ltd..................................  4,000   17,388
   *Mitsuuroko Holdings Co., Ltd..........................  2,900   15,652
   *Miura Co., Ltd........................................    700   18,298
    Miyazaki Bank, Ltd. (The).............................  5,000   12,805
   *Mizuho Financial Group, Inc........................... 56,400  112,573
    Mizuno Corp...........................................  4,000   18,269
  #*Mori Seiki Co., Ltd...................................  1,100   10,348
    Morinaga & Co., Ltd................................... 10,000   21,183
   *Morinaga Milk Industry Co., Ltd.......................  8,000   25,699
    Morita Holdings Corp..................................  3,000   26,557
  #*MOS Food Services, Inc................................  1,500   28,066
   *MS&AD Insurance Group Holdings, Inc...................  3,864   80,934
   *Murata Manufacturing Co., Ltd.........................    400   24,666
   *Musashino Bank, Ltd...................................  1,000   34,200
   *Nagase & Co., Ltd.....................................  3,400   37,113
   *Nagoya Railroad Co., Ltd..............................  9,000   24,488
   *Namco Bandai Holdings, Inc............................  2,500   35,660
   *Nanto Bank, Ltd. (The)................................  5,000   21,738
   *NEC Corp.............................................. 31,000   75,632
   *Net One Systems Co., Ltd..............................  1,400   13,443
    Neturen Co., Ltd......................................  1,500   10,110
   *NGK Spark Plug Co., Ltd...............................  2,000   25,440
   *NHK Spring Co., Ltd...................................  2,000   17,556
   #Nichicon Corp.........................................  2,400   19,722
   *Nichirei Corp.........................................  6,000   29,809

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Nifco, Inc............................................    900 $ 18,692
    Nifty Corp............................................      5    8,299
   *Nihon Dempa Kogyo Co., Ltd............................    400    5,116
   *Nihon Nohyaku Co., Ltd................................  1,000    5,829
   *Nihon Parkerizing Co., Ltd............................  1,000   16,483
   *Nikon Corp............................................  1,000   28,593
   *Nintendo Co., Ltd.....................................    100    9,743
   *Nippo Corp............................................  1,000   13,411
   *Nippon Beet Sugar Manufacturing Co., Ltd..............  9,000   17,177
    Nippon Carbon Co., Ltd................................  7,000   13,486
  #*Nippon Chemi-Con Corp.................................  3,000    6,389
   *Nippon Electric Glass Co., Ltd........................  4,000   19,278
   *Nippon Express Co., Ltd............................... 12,000   49,530
    Nippon Flour Mills Co., Ltd...........................  6,000   25,261
  #*Nippon Gas Co., Ltd...................................  1,100   13,729
   *Nippon Konpo Unyu Soko Co., Ltd.......................  2,000   27,764
   *Nippon Light Metal Holdings Co., Ltd.................. 10,000   11,484
   *Nippon Meat Packers, Inc..............................  3,000   40,600
   *Nippon Paint Co., Ltd.................................  3,000   26,960
  #*Nippon Paper Group, Inc...............................  2,300   32,592
    Nippon Seiki Co., Ltd.................................  1,000   11,877
  #*Nippon Sheet Glass Co., Ltd........................... 20,000   23,314
   *Nippon Shokubai Co., Ltd..............................  4,000   38,583
   *Nippon Soda Co., Ltd..................................  5,000   22,698
   *Nippon Steel & Sumitomo Metal Corp.................... 15,675   43,388
    Nippon Suisan Kaisha, Ltd.............................  5,500   10,928
   *Nippon Telegraph & Telephone Corp. ADR................  1,600   33,696
    Nippon Thompson Co., Ltd..............................  3,000   11,820
   *Nippon Yakin Kogyo Co., Ltd...........................  2,500    3,614
   *Nippon Yusen K.K...................................... 11,000   26,360
    Nishimatsu Construction Co., Ltd......................  7,000   13,024
   *Nishi-Nippon Bank, Ltd................................ 11,000   28,510
   *Nishi-Nippon Railroad Co., Ltd........................  6,000   24,262
   *Nissan Motor Co., Ltd.................................  7,500   76,789
   *Nissan Shatai Co., Ltd................................  3,000   37,360
    Nisshin Oillio Group, Ltd. (The)......................  5,000   18,233
   *Nisshin Seifun Group, Inc.............................  3,000   36,507
   *Nisshin Steel Holdings Co., Ltd.......................  2,100   15,713
   *Nissin Foods Holdings Co., Ltd........................    500   18,977
   *Nissin Kogyo Co., Ltd.................................  1,000   15,001
    Nitta Corp............................................  1,000   17,134
    Nittetsu Mining Co., Ltd..............................  3,000   13,374
   *Nitto Boseki Co., Ltd.................................  6,000   24,601
    Nitto Denko Corp......................................    500   28,278
   *Nitto Kogyo Corp......................................  1,400   19,003
   *NKSJ Holdings, Inc....................................  1,000   21,025
   *NOF Corp..............................................  5,000   23,003
   *NOK Corp..............................................  1,400   20,933
   *Nomura Holdings, Inc.................................. 18,800  107,616
    Nomura Holdings, Inc. ADR.............................  3,400   19,380
   *Nomura Real Estate Holdings, Inc......................    700   12,774
   *Nomura Research Institute, Ltd........................    600   13,786
    Noritake Co., Ltd.....................................  5,000   12,863
   *North Pacific Bank, Ltd...............................  8,000   25,656
   *NSK, Ltd..............................................  3,000   21,261
   *NTN Corp..............................................  4,000   11,520
   *NTT Data Corp.........................................      5   15,264
   *NTT DOCOMO, Inc.......................................     41   62,159
   *Obayashi Corp.........................................  9,000   46,147
   *Odakyu Electric Railway Co., Ltd......................  3,000   30,053
   *Ogaki Kyoritsu Bank, Ltd. (The).......................  4,000   13,069

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
   *Oiles Corp............................................ 1,200  $24,447
    Oita Bank, Ltd. (The)................................. 4,000   14,616
  #*Oji Holdings Corp..................................... 8,000   25,870
   *Okinawa Electric Power Co., Ltd.......................   400   13,123
   *OKUMA Corp............................................ 2,000   15,123
   *Okumura Corp.......................................... 4,000   15,703
    Onoken Co., Ltd....................................... 2,600   24,109
   *Onward Holdings Co., Ltd.............................. 4,000   30,229
   *Oriental Land Co., Ltd................................   100   13,296
   *Osaka Gas Co., Ltd.................................... 8,000   30,009
  #*Panasonic Corp........................................ 9,000   59,243
    Panasonic Industrial Devices SUNX Co., Ltd............ 3,800   16,302
  #*Parco Co., Ltd........................................   300    3,114
   *Paris Miki Holdings, Inc.............................. 1,600    8,356
  #*Pioneer Electronic Corp............................... 2,500    6,246
   *Press Kogyo Co., Ltd.................................. 5,000   22,011
   *Rengo Co., Ltd........................................ 4,000   20,307
   *Renown, Inc........................................... 2,700    4,246
   *Resona Holdings, Inc.................................. 4,700   20,931
   *Resorttrust, Inc...................................... 1,000   21,730
  #*Ricoh Co., Ltd........................................ 5,000   55,663
    Riken Corp............................................ 4,000   14,893
   *Rohm Co., Ltd......................................... 1,000   33,246
   *Round One Corp........................................   900    5,224
   *Ryohin Keikaku Co., Ltd...............................   400   22,654
   *Ryosan Co., Ltd....................................... 1,000   19,462
   *Saizeriya Co., Ltd.................................... 1,200   15,921
   *Sakai Chemical Industry Co., Ltd...................... 3,000    8,872
    Sakata Seed Corp...................................... 1,600   19,224
    San-Ai Oil Co., Ltd................................... 2,000    8,689
   *San-in Godo Bank, Ltd. (The).......................... 3,000   23,768
   *Sanken Electric Co., Ltd.............................. 4,000   15,993
    Sanki Engineering Co., Ltd............................ 3,000   16,103
    Sankyo Co., Ltd.......................................   700   27,888
   *Sankyo Tateyama, Inc.................................. 1,200   25,169
   *Sankyu, Inc........................................... 4,000   15,793
   *Sanshin Electronics Co., Ltd.......................... 1,500   10,172
   *Sanwa Holdings Corp................................... 4,000   19,068
   *Sanyo Chemical Industries, Ltd........................ 2,000   11,240
   *Sanyo Special Steel Co., Ltd.......................... 3,000    9,600
    Sasebo Heavy Industries Co., Ltd...................... 3,000    3,504
   *Sato Holdings Corp.................................... 1,100   17,558
  #*SBI Holdings, Inc..................................... 3,570   29,643
    Scroll Corp........................................... 2,100    6,291
   *SCSK Corp............................................. 1,440   26,987
  #*Seiko Epson Corp...................................... 2,200   22,210
   *Seiko Holdings Corp................................... 4,000   12,698
   *Seino Holdings Co., Ltd............................... 4,000   27,251
   *Seiren Co., Ltd....................................... 2,600   16,098
   *Sekisui Chemical Co., Ltd............................. 4,000   38,539
   *Sekisui House, Ltd.................................... 5,000   55,029
   #Senko Co., Ltd........................................ 7,000   32,614
   *Senshu Ikeda Holdings, Inc............................   900    5,036
   #Senshukai Co., Ltd.................................... 1,200    7,314
   *Seven & I Holdings Co., Ltd........................... 2,300   69,870
  #*Sharp Corp............................................ 2,000    6,809
   *Shiga Bank, Ltd....................................... 7,000   40,608
    Shikoku Bank, Ltd..................................... 5,000   13,003
   *Shikoku Electric Power Co., Inc.......................   800    9,814
  #*Shima Seiki Manufacturing Co., Ltd....................   400    7,894
   *Shimachu Co., Ltd..................................... 1,000   21,161

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Shimano, Inc..........................................    300 $ 20,486
   *Shimizu Corp.......................................... 10,000   32,390
  #*Shindengen Electric Manufacturing Co., Ltd............  3,000    8,756
   *Shin-Etsu Chemical Co., Ltd...........................    500   30,583
   *Shinko Electric Industries Co., Ltd...................    700    5,356
   *Shinko Plantech Co., Ltd..............................  1,300   10,622
   *Shinko Shoji Co., Ltd.................................    900    8,077
   *Shinsei Bank, Ltd.....................................  2,000    4,086
   *Shiseido Co., Ltd.....................................  1,000   13,845
   *Shizuoka Bank, Ltd....................................  6,000   56,573
    Shoko Co., Ltd........................................ 14,000   21,272
   #Showa Denko K.K....................................... 19,000   29,038
    Showa Shell Sekiyu K.K................................  2,300   13,347
    Sinanen Co., Ltd......................................  4,000   16,534
   *SKY Perfect JSAT Holdings, Inc........................     35   16,426
   *SMK Corp..............................................  3,000    9,030
   *Softbank Corp.........................................    362   12,885
   *Sohgo Security Services Co., Ltd......................  1,500   19,871
   *Sojitz Corp........................................... 20,400   30,619
    Sony Corp.............................................  1,200   17,949
    Sony Corp. Sponsored ADR..............................  5,400   80,676
   *Sotetsu Holdings, Inc.................................  6,000   20,062
   *Square Enix Holdings Co., Ltd.........................  1,000   12,426
    Star Micronics Co., Ltd...............................    700    6,927
   *Sumitomo Bakelite Co., Ltd............................  5,000   19,952
   *Sumitomo Corp.........................................  4,500   58,209
   *Sumitomo Electric Industries, Ltd.....................  4,100   46,156
   *Sumitomo Forestry Co., Ltd............................  3,600   35,264
   *Sumitomo Heavy Industries, Ltd........................  8,000   35,303
    Sumitomo Light Metal Industries, Ltd..................  9,000    8,860
   *Sumitomo Metal Mining Co., Ltd........................  1,000   15,553
   *Sumitomo Mitsui Financial Group, Inc..................  5,464  219,456
   *Sumitomo Mitsui Trust Holdings, Inc................... 10,940   40,407
   *Sumitomo Osaka Cement Co., Ltd........................ 11,000   36,844
   *Sumitomo Realty & Development Co., Ltd................  1,000   30,489
    Sumitomo Rubber Industries, Ltd.......................  2,400   32,028
   *Sumitomo Warehouse Co., Ltd...........................  4,000   20,095
   #Suruga Bank, Ltd......................................  4,000   52,148
   *Suzuki Motor Corp.....................................    400   10,496
   *SWCC Showa Holdings Co., Ltd.......................... 14,000   12,815
   *T&D Holdings, Inc.....................................  2,700   33,314
   *Tadano, Ltd...........................................  2,000   17,787
   *Taihei Dengyo Kaisha, Ltd.............................  1,000    5,805
   *Taiheiyo Cement Corp.................................. 15,000   40,837
    Taiho Kogyo Co., Ltd..................................  1,300   15,651
   *Taikisha, Ltd.........................................  1,500   30,182
   *Taisei Corp........................................... 10,000   29,841
   *Taiyo Nippon Sanso Corp...............................  3,000   20,034
  #*Taiyo Yuden Co., Ltd..................................  2,000   18,039
   *Takara Standard Co., Ltd..............................  4,000   28,347
    Takasago International Corp...........................  4,000   20,196
   *Takasago Thermal Engineering Co., Ltd.................  2,000   15,454
   *Takashimaya Co., Ltd..................................  7,000   51,512
   *Takuma Co., Ltd.......................................  4,000   24,692
  #*TDK Corp..............................................    500   18,543
    TDK Corp. Sponsored ADR...............................    400   14,164
   *Teijin, Ltd...........................................  7,000   16,043
   *TKC Corp..............................................  1,100   19,532
    Toagosei Co., Ltd.....................................  6,000   24,793
   *Tobu Railway Co., Ltd.................................  6,000   32,220
    Tochigi Bank, Ltd.....................................  4,000   14,870

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Toda Corp.............................................  6,000 $ 16,440
   *Toho Bank, Ltd........................................  5,000   15,839
   *Toho Gas Co., Ltd.....................................  3,000   16,037
   *Tohuku Electric Power Co., Inc........................  1,200    9,770
    Tokai Carbon Co., Ltd.................................  2,000    7,926
   *Tokai Rika Co., Ltd...................................    900   14,742
   *Tokai Tokyo Financial Holdings, Inc...................  5,000   25,071
  #*Token Corp............................................    270   15,050
   *Tokio Marine Holdings, Inc............................  3,800  112,222
  #*Tokuyama Corp.........................................  4,000    7,973
   *Tokyo Electric Power Co., Inc.........................  1,800    4,193
   *Tokyo Gas Co., Ltd....................................  5,000   23,578
   *Tokyo Rope Manufacturing Co., Ltd.....................  9,000   12,884
   *Tokyo Seimitsu Co., Ltd...............................    700   12,025
   *Tokyo Steel Manufacturing Co., Ltd....................  3,900   20,445
    Tokyo Tatemono Co., Ltd............................... 11,000   51,481
   *Tokyo Tomin Bank, Ltd.................................    700    7,086
   *Tokyu Construction Co., Ltd...........................  4,060   10,284
   *Tokyu Corp............................................  4,000   21,750
   *Tokyu Land Corp.......................................  8,000   56,987
   *TOMONY Holdings, Inc..................................  7,000   30,383
    TonenGeneral Sekiyu K.K...............................  2,000   17,440
    Toppan Forms Co., Ltd.................................  2,100   19,605
   *Toppan Printing Co., Ltd..............................  8,000   49,654
   *Topre Corp............................................  2,200   21,273
    Topy Industries, Ltd..................................  7,000   16,442
   *Toray Industries, Inc.................................  3,000   17,317
   *Toshiba Corp..........................................  4,000   17,810
   *Toshiba Machine Co., Ltd..............................  3,000   13,721
   *Toshiba TEC Corp......................................  4,000   23,076
   *Tosoh Corp............................................  4,000    9,622
    Towa Bank, Ltd........................................ 18,000   20,243
    Toyo Engineering Corp.................................  4,000   18,566
   *Toyo Ink SC Holdings Co., Ltd.........................  6,000   26,288
    Toyo Kanetsu K.K......................................  5,000   10,765
    Toyo Kohan Co., Ltd...................................  4,000   14,134
   *Toyo Seikan Kaisha, Ltd. (6899967)....................  1,000   27,725
   *Toyo Seikan Kaisha, Ltd. (6900267)....................  3,000   38,280
    Toyo Tire & Rubber Co., Ltd...........................  4,000   13,786
   *Toyobo Co., Ltd....................................... 19,000   30,298
   *Toyoda Gosei Co., Ltd.................................    600   13,294
    Toyota Motor Corp.....................................  1,860   88,842
   *Toyota Motor Corp. Sponsored ADR......................  3,508  334,558
   *Toyota Tsusho Corp....................................  1,200   28,542
   *Transcosmos, Inc......................................  1,200   14,885
   *Trend Micro, Inc......................................    500   14,597
   *TSI Holdings Co., Ltd.................................  2,000   10,645
   *Tsubakimoto Chain Co., Ltd............................  3,000   15,931
    Tsukuba Bank, Ltd. (The)..............................  2,900   10,743
   *Ube Industries, Ltd...................................  7,000   14,572
   *Ulvac, Inc............................................  1,300   11,582
   *Unicharm Corp.........................................    500   26,519
    Union Tool Co., Ltd...................................    600   11,447
   *Unitika, Ltd.......................................... 16,000    9,113
   *UNY Co., Ltd..........................................  2,900   21,498
   *Ushio, Inc............................................  1,700   18,379
   *USS Co., Ltd..........................................    340   38,193
   *Valor Co., Ltd........................................    500    7,983
   *Wacoal Corp...........................................  2,000   20,870
   *West Japan Railway Co.................................    500   19,717
   *Xebio Co., Ltd........................................    700   14,301

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
JAPAN -- (Continued)
  #*Yamada Denki Co., Ltd.................................    430 $    16,560
    Yamagata Bank, Ltd....................................  4,000      17,900
   *Yamaguchi Financial Group, Inc........................  4,000      38,538
    Yamaha Corp...........................................  2,700      28,605
    Yamaha Motor Co., Ltd.................................  2,300      29,273
   *Yamanashi Chuo Bank, Ltd..............................  4,000      16,237
   *Yamatane Corp......................................... 11,000      19,080
   *Yamato Holdings Co., Ltd..............................  1,200      20,169
   *Yamato Kogyo Co., Ltd.................................    600      17,186
   *Yaskawa Electric Corp.................................  2,000      18,682
   *Yodogawa Steel Works, Ltd.............................  4,000      14,244
    Yokogawa Electric Corp................................  3,300      36,744
    Yokohama Reito Co., Ltd...............................  3,000      21,076
    Yokohama Rubber Co., Ltd. (The).......................  5,000      38,524
    Yonekyu Corp..........................................  1,500      15,488
   #Zensho Co., Ltd.......................................  2,000      22,959
   *Zeon Corp.............................................  2,000      17,350
                                                                  -----------
TOTAL JAPAN...............................................         14,112,029
                                                                  -----------
NETHERLANDS -- (2.0%)
   *Aalberts Industries NV................................  1,311      29,461
   *Accell Group NV.......................................    814      15,677
   *Aegon NV.............................................. 19,527     130,368
   *Akzo Nobel NV.........................................  2,421     165,699
    APERAM NV.............................................    327       4,741
   *Arcadis NV............................................    762      20,040
    ArcelorMittal NV......................................  5,343      91,682
  #*ASM International NV..................................    586      23,355
   *ASML Holding NV.......................................    870      65,270
   *Asml Holding NV.......................................    154      11,564
   *BinckBank NV..........................................  1,231      11,915
   *CSM NV................................................    741      17,154
   *Delta Lloyd NV........................................  1,052      20,721
   #Exact Holding NV......................................    330       7,221
   *Fugro NV..............................................    533      32,260
   *Grontmij NV...........................................  1,062       4,720
   *Heijmans NV...........................................     37         396
   *ING Groep NV..........................................  8,932      90,340
   *ING Groep NV Sponsored ADR............................ 15,410     155,333
    KAS Bank NV...........................................     70         838
   *Koninklijke Ahold NV..................................  5,304      77,940
   *Koninklijke Bam Groep NV..............................  3,463      14,480
   *Koninklijke Boskalis Westminster NV...................    766      35,068
   *Koninklijke KPN NV....................................    638       3,587
   *Koninklijke Ten Cate NV...............................    885      23,987
   *Koninklijke Vopak NV..................................    984      67,158
   *Nutreco NV............................................    655      58,062
   *PostNL NV.............................................  2,340       6,133
   *Randstad Holdings NV..................................  1,277      52,946
   *Reed Elsevier NV ADR..................................    952      29,502
   *Royal Imtech NV.......................................    730      19,278
   *SBM Offshore NV.......................................  1,813      27,762
   *Sligro Food Group NV..................................    627      20,194
  #*SNS Reaal Groep NV....................................  3,557       4,066
    Telegraaf Media Groep NV..............................    853      10,143
   *TKH Group NV..........................................    877      23,943
    TNT Express NV........................................  1,247       9,577
    Unilever NV...........................................  2,259      91,526
   *Unit4 NV..............................................    493      16,498
    USG People NV.........................................    877       7,464

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
NETHERLANDS -- (Continued)
   *Wolters Kluwer NV.....................................  1,666 $   33,749
                                                                  ----------
TOTAL NETHERLANDS.........................................         1,531,818
                                                                  ----------
NEW ZEALAND -- (0.2%)
   *Air New Zealand, Ltd.................................. 11,327     11,861
   *Auckland International Airport, Ltd................... 10,772     25,640
   *Contact Energy, Ltd...................................  5,141     22,523
   *Fletcher Building, Ltd. (6341606).....................  2,708     21,634
    Fletcher Building, Ltd. (6341617).....................    913      7,311
    Infratil, Ltd......................................... 10,572     21,810
    New Zealand Oil & Gas, Ltd............................    729        553
    New Zealand Refining Co., Ltd.........................  4,103      9,089
  #*Nuplex Industries, Ltd................................  4,883     13,527
   *Port of Tauranga, Ltd.................................  2,031     23,618
    TrustPower, Ltd.......................................  2,795     19,674
                                                                  ----------
TOTAL NEW ZEALAND.........................................           177,240
                                                                  ----------
NORWAY -- (1.1%)
   *Aker ASA Series A.....................................    482     20,554
   *Aker Solutions ASA....................................    750     16,403
   *Atea ASA..............................................  2,400     28,511
   *Austevoll Seafood ASA.................................    918      5,222
    BW Offshore, Ltd......................................  7,600      7,836
   *Cermaq ASA............................................  1,600     27,510
   *Copeinca ASA..........................................  1,021      8,068
   *DNB ASA...............................................  6,779     94,963
  #*DOF ASA...............................................  1,400      6,620
   *Ekornes ASA...........................................    300      5,251
   *Eltek ASA.............................................  1,600      1,098
    EVRY ASA..............................................  2,789      4,227
   *Fred Olsen Energy ASA.................................     64      3,056
    Ganger Rolf ASA.......................................    670     16,463
   *Gjensidige Forsikring ASA.............................    429      6,743
    Kongsberg Gruppen ASA.................................    640     15,432
   *Kvaerner ASA..........................................    750      2,168
   *Marine Harvest ASA.................................... 50,000     50,045
   *Norsk Hydro ASA.......................................  5,038     24,186
    Norsk Hydro ASA Sponsored ADR.........................  3,400     16,320
  #*Norske Skogindustrier ASA Series A....................  7,052      5,081
   *Norwegian Air Shuttle ASA.............................    284      8,670
   *Orkla ASA.............................................  7,600     67,036
   *Petroleum Geo-Services ASA............................  2,024     35,907
    Prosafe ASA...........................................  3,000     28,551
  #*Renewable Energy Corp. ASA............................    876        170
   *Schibsted ASA.........................................    342     13,770
    Seadrill, Ltd.........................................    818     32,337
  #*Sevan Marine ASA......................................    744      2,880
  #*Songa Offshore SE.....................................    800        810
   *Statoil ASA Sponsored ADR.............................  3,231     85,718
    Stolt-Nielsen, Ltd....................................    218      4,652
   *Storebrand ASA........................................  5,600     28,668
   *Subsea 7 SA...........................................  2,566     61,986
   *Telenor ASA...........................................  2,063     45,449
   *TGS Nopec Geophysical Co. ASA.........................    305     11,375
   *Tomra Systems ASA.....................................  2,200     18,721
   *Veidekke ASA..........................................  1,440     12,155
   *Veripos, Inc..........................................    172        635
    Wilh Wilhelmsen ASA...................................    250      2,380
    Wilh. Wilhelmsen Holding ASA..........................    350     11,233

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
NORWAY -- (Continued)
   *Yara International ASA................................     803 $ 42,823
                                                                   --------
TOTAL NORWAY..............................................          881,683
                                                                   --------
PORTUGAL -- (0.4%)
  #*Banco BPI SA..........................................   5,001    8,611
   *Banco Comercial Portugues SA.......................... 190,217   25,616
   *Banco Espirito Santo SA...............................  30,233   42,877
    Cimpor Cimentos de Portugal SA........................   5,041   23,264
   *EDP Renovaveis SA.....................................   2,445   13,952
   *Energias de Portugal SA...............................   9,374   30,184
   *Galp Energia SGPS SA..................................   1,072   17,401
    Jeronimo Martins SGPS SA..............................   1,019   21,678
    Mota-Engil SGPS SA....................................   2,737    8,042
   *Portucel SA...........................................   3,351   12,956
   *Portugal Telecom SA...................................   4,899   28,600
   #Portugal Telecom SGPS SA Sponsored ADR................   2,949   17,016
   *Sociedade de Investimento e Gestao SGPS SA............     897    8,647
   *Sonae Industria SGPS SA...............................   1,680    1,385
  #*Sonae SGPS SA.........................................  13,955   13,820
   *Sonaecom SGPS SA......................................   3,677    7,340
   *Zon Multimedia Servicos de Telecomunicacoes...........
     e Multimedia SGPS SA.................................   1,501    6,422
                                                                   --------
TOTAL PORTUGAL............................................          287,811
                                                                   --------
SINGAPORE -- (1.7%)
    Broadway Industrial Group, Ltd........................  52,000   14,710
   *Bukit Sembawang Estates, Ltd..........................   2,000   10,985
   *CapitaLand, Ltd.......................................  19,000   61,369
   *City Developments, Ltd................................   5,000   47,197
   *ComfortDelGro Corp., Ltd..............................  21,000   32,744
   *Cosco Corp Singapore, Ltd.............................  14,000   10,751
    Creative Technology, Ltd..............................   3,800    9,444
   *DBS Group Holdings, Ltd...............................  11,272  136,236
   *Delong Holdings, Ltd..................................  10,000    4,816
   *Ezra Holdings, Ltd....................................   9,600    9,222
    Golden Agri-Resources, Ltd............................  66,000   33,914
   *GuocoLand, Ltd........................................  12,000   23,184
   *Hongkong Land Holdings, Ltd...........................   3,000   23,473
   *Hotel Properties, Ltd.................................   7,000   18,050
   *Hyflux, Ltd...........................................  12,000   13,045
   *Indofood Agri Resources, Ltd..........................   6,000    6,332
   *Keppel Corp., Ltd.....................................   3,300   30,662
   *Keppel Land, Ltd......................................   7,000   24,085
    Keppel Telecommunications & Transportation, Ltd.......   6,000    6,519
   *K-Green Trust, Ltd....................................     600      506
    M1, Ltd...............................................   7,000   15,723
    Midas Holdings, Ltd...................................  30,000   13,205
  #*Neptune Orient Lines, Ltd.............................  19,250   19,998
   *Noble Group, Ltd......................................  14,000   13,806
    Olam International, Ltd...............................  14,000   18,308
    Orchard Parade Holdings, Ltd..........................   8,000   14,285
   *Oversea-Chinese Banking Corp., Ltd....................  13,291  104,999
   *Overseas Union Enterprise, Ltd........................   5,000   12,050
   *Raffles Education Corp., Ltd..........................   6,127    1,782
   *S I2I, Ltd............................................ 492,000   11,138
    SATS, Ltd.............................................   6,278   15,468
   *SembCorp Industries, Ltd..............................   9,000   39,864
  #*SembCorp Marine, Ltd..................................   4,400   16,813
    Singapore Airlines, Ltd...............................   4,600   40,850
   *Singapore Exchange, Ltd...............................   1,000    6,294
    Singapore Land, Ltd...................................   4,000   24,208
   *Singapore Post, Ltd...................................  14,000   13,690

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES  VALUE++
                                                            ------ ----------
SINGAPORE -- (Continued)
    Singapore Press Holdings, Ltd..........................  6,000 $   19,879
    Singapore Telecommunications, Ltd...................... 13,000     36,741
    SMRT Corp., Ltd........................................ 15,000     19,768
   *Stamford Land Corp., Ltd............................... 53,000     25,273
    Swiber Holdings, Ltd...................................  3,000      1,685
    Tat Hong Holdings, Ltd................................. 10,000     12,440
   *Triyards Holdings, Ltd.................................    960        639
   *United Engineers, Ltd..................................  6,000     16,443
   *United Industrial Corp., Ltd........................... 15,000     33,815
   *United Overseas Bank, Ltd..............................  6,068     92,413
   *UOB-Kay Hian Holdings, Ltd............................. 12,000     16,628
    UOL Group, Ltd.........................................  9,000     45,457
   *Venture Corp., Ltd.....................................  7,000     48,021
    WBL Corp., Ltd.........................................  8,000     28,569
    Wheelock Properties, Ltd............................... 13,000     20,687
   *Wilmar International, Ltd..............................  8,000     24,671
   *Yeo Hiap Seng, Ltd.....................................  1,767      4,509
                                                                   ----------
TOTAL SINGAPORE............................................         1,347,363
                                                                   ----------
SPAIN -- (2.4%)
    Abengoa SA.............................................    505      1,521
   *Abengoa SA Series B....................................  2,020      5,411
    Abertis Infraestructuras SA............................  1,826     31,262
   *Acciona SA.............................................    375     30,170
   *Acerinox SA............................................  1,502     16,644
   *ACS, Actividades de Construccion y Servicios, SA.......    443     10,633
   *Amadeus IT Holding SA..................................  1,147     28,742
    Antena 3 de Television SA..............................  1,085      6,392
   *Banco Bilbao Vizcaya Argentaria SA.....................  5,661     56,280
   *Banco Bilbao Vizcaya Argentaria SA Sponsored ADR....... 15,073    148,921
  #*Banco de Sabadell SA................................... 27,925     74,921
   *Banco Espanol de Credito SA............................  1,229      6,323
  #*Banco Popular Espanol SA............................... 59,448     53,759
   *Banco Santander SA..................................... 15,729    131,660
   *Banco Santander SA Issue 13 Shares.....................    383      3,213
   #Banco Santander SA Sponsored ADR....................... 34,963    285,997
   *Bankinter SA...........................................  4,250     23,131
    Bolsas y Mercados Espanoles SA.........................    711     19,916
   *CaixaBank SA...........................................  9,793     38,766
   *Cementos Portland Valderrivas SA.......................    228      1,217
   *Construcciones y Auxiliar de Ferrocarriles SA..........     22     11,017
   *Deoleo SA..............................................  3,188      1,281
    Dinamia Capital Privado Sociedad de Capital Riesgo SA..    540      3,718
   *Distribuidora Internacional de Alimentacion SA.........  1,384     10,217
   *Ebro Foods SA..........................................    995     20,172
    Enagas SA..............................................  1,894     44,812
   *Ence Energia y Celulosa SA.............................  3,175      9,507
   *Ferrovial SA...........................................  2,847     45,718
   *Fomento de Construcciones y Contratas SA...............  1,348     18,248
   *Gamesa Corp Tecnologica SA.............................  2,303      5,445
   *Gas Natural SDG SA.....................................  3,219     64,307
   *Grupo Catalana Occidente SA............................    923     19,861
   *Grupo Ezentis SA....................................... 11,765      2,724
   *Iberdrola SA........................................... 20,825    112,056
   *Indra Sistemas SA......................................    974     12,761
   *Industria de Diseno Textil SA..........................    424     59,261
   *Jazztel P.L.C..........................................  4,413     30,332
    Mapfre SA..............................................  8,504     26,161
   *Mediaset Espana Comunicacion SA........................  1,132      8,530
   *Melia Hotels International SA..........................    953      7,781
   *NH Hoteles SA..........................................  2,275      8,943

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SPAIN -- (Continued)
   *Obrascon Huarte Lain SA...............................    479 $   14,555
    Papeles y Cartones de Europa SA.......................  3,419     11,851
    Pescanova SA..........................................    468     10,506
   *Promotora de Informaciones SA Series A................  1,912        714
   *Prosegur Cia de Seguridad SA..........................  5,140     32,172
   *Realia Business SA.................................... 10,596     13,549
   *Red Electrica Corporacion SA..........................    667     37,118
   *Repsol SA.............................................    551     12,288
    Repsol SA Sponsored ADR...............................  2,800     62,496
   *Sacyr Vallehermoso SA.................................  2,882      6,622
   *Telefonica SA Sponsored ADR...........................  5,849     83,992
   *Tubacex SA............................................  1,844      6,281
    Tubos Reunidos SA.....................................  4,346     11,014
   *Vidrala SA............................................    371     11,992
    Viscofan SA...........................................    735     38,440
   *Zardoya Otis SA.......................................  1,308     20,054
                                                                  ----------
TOTAL SPAIN...............................................         1,871,375
                                                                  ----------
SWEDEN -- (3.2%)
   *Aarhuskarlshamn AB....................................    500     21,280
   *AF AB Series B........................................  1,400     33,896
   *Alfa Laval AB.........................................  1,044     22,296
   *Assa Abloy AB Series B................................  1,322     49,460
   *Atlas Copco AB Series A...............................    705     20,084
   *Atlas Copco AB Series B...............................    777     19,815
   *Axfood AB.............................................    350     14,480
    B&B Tools AB Series B.................................    600      6,565
    Bilia AB Series A.....................................  1,300     22,443
  #*BillerudKorsnas AB....................................  1,444     15,375
   *Boliden AB............................................  4,894     90,456
   *Bure Equity AB........................................  4,279     15,876
   *Castellum AB..........................................    857     12,638
  #*Concentric AB.........................................  2,000     17,954
    Duni AB...............................................  1,648     15,044
   *Electrolux AB Series B................................  2,487     65,685
  #*Eniro AB..............................................    399        912
   *Fabege AB.............................................  1,782     19,465
   *Hakon Invest AB.......................................    900     18,464
  #*Haldex AB.............................................  2,000     11,947
   *Hennes & Mauritz AB Series B..........................  1,528     56,223
   *Hexagon AB Series B...................................  2,797     75,117
   *Hoganas AB Series B...................................    900     37,243
   *Holmen AB Series B....................................    995     30,674
   *Husqvarna AB Series A.................................    841      5,439
   *Husqvarna AB Series B.................................  4,615     29,837
   *Industrial & Financial Systems AB Series B............    854     14,538
   *Intrum Justitia AB....................................    596      9,644
   *JM AB.................................................  1,200     24,673
   *Kungsleden AB.........................................  1,161      7,174
   *Lindab International AB...............................    600      4,291
   *Loomis AB Series B....................................    664     11,036
   *Lundin Petroleum AB...................................  1,361     34,961
   *Millicom International Cellular SA SDR................    184     16,952
   *NCC AB Series B.......................................  1,600     37,301
  #*NIBE Industrier AB Series B...........................    404      6,359
  #*Nobia AB..............................................  4,200     25,506
   *Nordea Bank AB........................................ 16,075    177,296
   *Oriflame Cosmetics SA SDR.............................    387     12,674
   *PA Resources AB.......................................  3,400         43
   *Peab AB Series B......................................    947      4,937
   *Ratos AB Series B.....................................  1,475     14,221

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SWEDEN -- (Continued)
    Saab AB Series B......................................  1,066 $   23,063
   *Sandvik AB............................................  1,412     22,653
    Scania AB Series B....................................  1,157     23,741
   *Securitas AB Series B.................................  3,324     31,061
   *Skandinaviska Enskilda Banken AB Series A............. 11,668    116,879
   *Skanska AB Series B...................................  3,330     56,634
   *SKF AB Series B.......................................  1,600     39,677
    Skistar AB............................................    883     11,523
  #*SSAB AB Series A......................................  2,939     24,284
   *SSAB AB Series B......................................    957      6,840
   *Svenska Cellulosa AB Series A.........................    306      7,433
   *Svenska Cellulosa AB Series B.........................  6,476    157,005
   *Svenska Handelsbanken AB Series A.....................  2,994    122,335
   *Swedbank AB Series A..................................  5,862    138,417
   *Tele2 AB Series B.....................................  2,602     46,669
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR...... 19,000    220,400
   *TeliaSonera AB........................................ 10,779     77,750
   *Trelleborg AB Series B................................  4,200     53,895
    Volvo AB Series A.....................................  2,200     32,587
    Volvo AB Series B.....................................  4,667     69,074
   *Wihlborgs Fastigheter AB..............................  1,441     23,082
                                                                  ----------
TOTAL SWEDEN..............................................         2,435,276
                                                                  ----------
SWITZERLAND -- (5.3%)
   *ABB, Ltd. Sponsored ADR...............................  6,088    130,344
   *Adecco SA.............................................  1,572     90,144
   *Allreal Holding AG....................................    202     30,632
   *Alpiq Holding AG......................................      8      1,009
   *Ams AG................................................    403     49,577
   *Aryzta AG.............................................  1,642     92,208
   *Ascom Holding AG......................................  1,836     20,626
   *Autoneum Holding AG...................................    124      7,430
   *Baloise Holding AG....................................    927     83,889
   *Bank Coop AG..........................................    462     27,528
   *Banque Cantonale Vaudoise AG..........................     54     28,865
    Barry Callebaut AG....................................     34     34,185
   *Belimo Holdings AG....................................      7     13,940
   *Berner Kantonalbank AG................................    107     30,128
    BKW AG................................................    158      5,486
   *Bobst Group AG........................................    277      8,622
   *Bucher Industries AG..................................    173     36,284
   *Burckhardt Compression Holding AG.....................     85     29,956
   *Clariant AG...........................................  5,698     77,766
   *Compagnie Financiere Richemont SA Series A............  1,096     90,029
   *Credit Suisse Group AG Sponsored ADR..................  6,552    193,546
   *Daetwyler Holding AG..................................    297     30,644
   *Dufry AG..............................................    227     30,968
  #*EFG International AG..................................  1,159     13,617
   *Emmi AG...............................................     82     22,537
   *EMS-Chemie Holding AG.................................     77     19,551
   *Energiedienst Holding AG..............................    604     26,026
   *Flughafen Zuerich AG..................................     73     32,483
   *Forbo Holding AG......................................     50     33,581
   *GAM Holding AG........................................  1,643     27,079
   *Gategroup Holding AG..................................    383      9,605
   *Geberit AG............................................    144     33,685
   *George Fisher AG......................................     69     29,473
   *Givaudan SA...........................................     77     85,503
    Gurit Holding AG......................................     16      7,280
   *Helvetia Holding AG...................................     96     39,099
    Holcim, Ltd...........................................  2,247    174,905

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SWITZERLAND -- (Continued)
   *Huber & Suhner AG.....................................    120 $    6,097
   *Julius Baer Group, Ltd................................  2,127     86,910
  #*Kaba Holding AG.......................................     21      8,858
   *Kudelski SA...........................................  1,531     17,647
   *Kuehne & Nagel International AG.......................    127     14,908
   *Kuoni Reisen Holding AG Series B......................     48     14,589
   *Liechtensteinische Landesbank AG......................     96      3,300
    Lindt & Spruengli AG..................................      1     40,665
   #Logitech International SA.............................  1,706     11,465
   *Luzerner Kantonalbank AG..............................     48     18,690
   *Metall Zug AG.........................................      2      4,444
  #*Meyer Burger Technology AG............................    852      7,927
   *Micronas Semiconductor Holding AG.....................    845      7,825
   *Mobimo Holding AG.....................................    102     23,867
    Nestle SA.............................................  4,725    331,778
   *OC Oerlikon Corp. AG..................................  3,935     48,315
    Orell Fuessli Holding AG..............................     31      3,198
    Panalpina Welttransport Holding AG....................    158     15,919
   *Partners Group Holding AG.............................     74     17,372
   *PubliGroupe SA........................................     64     10,202
   *Rieters Holdings AG...................................    124     24,228
   *Romande Energie Holding SA............................      7      8,688
   *Schmolz & Bickenbach AG...............................    299        843
   *Schweiter Technologies AG.............................     17     10,243
   *SGS SA................................................     17     40,442
   *Sika AG...............................................     29     73,006
   *St. Galler Kantonalbank AG............................     84     35,727
    Sulzer AG.............................................    460     72,339
   *Swatch Group AG (7184725).............................    172     94,214
   *Swatch Group AG (7184736).............................    360     33,847
   *Swiss Life Holding AG.................................    610     91,782
   *Swiss Re, Ltd.........................................  3,384    251,593
   *Swisscom AG...........................................     62     27,500
    Syngenta AG ADR.......................................    700     60,263
    UBS AG................................................ 16,424    285,246
  #*UBS AG ADR............................................  4,600     79,902
    Valiant Holding AG....................................    297     29,511
   *Valora Holding AG.....................................     83     18,170
   *Vaudoise Assurances Holding SA........................      4      1,407
    Vetropack Holding AG..................................      1      2,032
   *Von Roll Holding AG...................................  3,134      6,988
   *Vontobel Holdings AG..................................    600     19,338
    Zehnder Group AG......................................    360     17,015
   *Zug Estates Holding AG Class B........................      2      2,747
   *Zurich Insurance Group AG.............................  1,383    397,705
                                                                  ----------
TOTAL SWITZERLAND.........................................         4,076,982
                                                                  ----------
UNITED KINGDOM -- (19.2%)
    Aberdeen Asset Management P.L.C....................... 11,695     74,640
   *Admiral Group P.L.C...................................    417      8,098
    Aegis Group P.L.C..................................... 18,237     67,876
   *Afren P.L.C........................................... 19,242     43,831
    Aga Rangemaster Group P.L.C...........................  1,374      1,853
   *Aggreko P.L.C.........................................    836     21,144
   *Alent P.L.C...........................................  5,870     31,160
    Amec P.L.C............................................  3,699     63,382
   *Amlin P.L.C...........................................  9,055     55,077
   *Anglo American P.L.C..................................  6,671    199,538
    Anglo Pacific Group P.L.C.............................  2,760     12,172
   *Anite P.L.C...........................................  6,078     13,892
   *Antofagasta P.L.C.....................................  2,036     36,918

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
UNITED KINGDOM -- (Continued)
   *ARM Holdings P.L.C. Sponsored ADR.....................  1,200 $ 49,272
   *Ashtead Group P.L.C................................... 11,656   83,878
    Associated British Foods P.L.C........................  3,325   92,203
    Aveva Group P.L.C.....................................  1,057   36,220
    Aviva P.L.C........................................... 31,314  182,446
   *Babcock International Group P.L.C.....................  4,258   70,114
    BAE Systems P.L.C..................................... 17,139   92,242
   *Balfour Beatty P.L.C..................................  9,061   38,099
    Barclays P.L.C. Sponsored ADR......................... 13,100  250,996
   *Barratt Developments P.L.C............................ 21,555   74,365
   *BBA Aviation P.L.C.................................... 10,853   38,174
   *Beazley P.L.C......................................... 13,422   39,041
    Bellway P.L.C.........................................  2,995   52,682
   *Berendsen P.L.C.......................................  4,657   45,082
   *Berkeley Group Holdings P.L.C. (The)..................  2,238   64,896
   #BG Group P.L.C. Sponsored ADR.........................  7,000  124,530
   *BHP Billiton P.L.C. ADR...............................  1,847  126,778
   *Bodycote P.L.C........................................  4,899   35,879
    Booker Group P.L.C....................................  4,895    8,159
   *Bovis Homes Group P.L.C...............................  1,341   12,733
    BP P.L.C. Sponsored ADR............................... 17,176  764,676
   *Brewin Dolphin Holdings P.L.C.........................  8,248   27,334
   #British Sky Broadcasting Group P.L.C. Sponsored ADR...    650   33,800
    Britvic P.L.C.........................................  2,726   19,402
    BT Group P.L.C. Sponsored ADR.........................  2,400   94,704
   *Bunzl P.L.C...........................................  3,497   62,836
    Burberry Group P.L.C..................................  1,344   28,873
    Cable & Wireless Communications P.L.C................. 46,271   29,966
   *Cairn Energy P.L.C....................................  3,148   14,305
   *Capita P.L.C..........................................  2,990   37,279
   *Carillion P.L.C.......................................  9,492   45,896
    Carnival P.L.C........................................    367   14,876
   #Carnival P.L.C. ADR...................................  1,300   52,494
   *Catlin Group, Ltd.....................................  6,182   51,281
   *Centamin P.L.C........................................  1,892    1,693
   *Centrica P.L.C........................................ 14,387   79,890
    Chemring Group P.L.C..................................    722    3,255
   *Chesnara P.L.C........................................  3,877   13,293
   *Close Brothers Group P.L.C............................  2,952   46,405
   *Cobham P.L.C.......................................... 11,022   37,000
   *Colt Group SA.........................................  2,757    4,627
   *Compass Group P.L.C...................................  8,172   98,926
   *Computacenter P.L.C...................................  3,281   23,453
    Cranswick P.L.C.......................................    855   12,769
   *Croda International P.L.C.............................  1,303   50,072
   *CSR P.L.C.............................................  2,830   16,212
   *Daily Mail & General Trust P.L.C. Series A............  4,069   38,669
   *Dairy Crest Group P.L.C...............................  2,589   17,071
    Darty P.L.C...........................................  3,132    2,992
    De La Rue P.L.C.......................................  1,308   18,679
    Debenhams P.L.C....................................... 22,081   35,453
   *Dignity P.L.C.........................................    576   10,657
   *Dixons Retail P.L.C................................... 49,297   21,506
   *Domino Printing Sciences P.L.C........................  2,941   30,721
   *Drax Group P.L.C......................................  6,130   57,606
   *DS Smith P.L.C........................................ 21,868   76,811
    E2V Technologies P.L.C................................  3,334    5,965
   *easyJet P.L.C.........................................  2,947   43,488
   *Elementis P.L.C.......................................  5,496   18,400
   *EnQuest P.L.C.........................................  8,083   16,558
   *Enterprise Inns P.L.C................................. 11,823   16,800

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
UNITED KINGDOM -- (Continued)
   *Essar Energy P.L.C....................................    130 $      269
   *Eurasian Natural Resources Corp. P.L.C................    817      4,271
   *Evraz P.L.C...........................................  3,308     15,033
   *Experian P.L.C........................................  3,075     52,602
   *F&C Asset Management P.L.C............................  6,813     11,401
   *Fenner P.L.C..........................................  3,512     21,123
   *Filtrona P.L.C........................................  4,670     42,635
   *Findel P.L.C.......................................... 16,824      2,039
   *Firstgroup P.L.C......................................  8,640     26,550
   *G4S P.L.C............................................. 19,492     85,801
   *Gem Diamonds, Ltd.....................................  2,700      6,847
   *GKN P.L.C............................................. 24,867     94,945
   *Go-Ahead Group P.L.C..................................    487     10,085
   *Greggs P.L.C..........................................  1,490     11,293
    Halfords Group P.L.C..................................  4,424     23,903
   *Halma P.L.C...........................................  7,034     51,376
   *Hays P.L.C............................................  7,814     11,022
    Helical Bar P.L.C.....................................  3,459     12,630
   *Henderson Group P.L.C................................. 12,095     29,708
    Hill & Smith Holdings P.L.C...........................  4,285     31,795
   *Hiscox, Ltd...........................................  6,571     49,379
    Home Retail Group P.L.C...............................  5,486     10,436
    Homeserve P.L.C.......................................  2,825     10,385
   *Howden Joinery Group P.L.C............................  7,492     22,266
  #*HSBC Holdings P.L.C. Sponsored ADR.................... 21,019  1,195,140
   *Hunting P.L.C.........................................  2,655     35,679
    Huntsworth P.L.C......................................  9,410      6,228
   *ICAP P.L.C............................................  9,292     48,052
   *IG Group Holdings P.L.C...............................  3,093     21,939
   *IMI P.L.C.............................................  2,813     52,154
   *Inchcape P.L.C........................................ 10,165     76,275
   *Informa P.L.C......................................... 10,074     76,496
   *Inmarsat P.L.C........................................  3,198     32,695
   *Innovation Group P.L.C................................ 32,087     12,461
   *InterContinental Hotels Group P.L.C. ADR..............  1,493     43,834
   *International Consolidated Airlines Group SA.......... 16,331     54,985
    International Personal Finance P.L.C..................  5,305     33,959
   *Interserve P.L.C......................................  2,216     15,591
   *Intertek Group P.L.C..................................  1,135     55,960
   *Invensys P.L.C........................................  5,798     31,743
    Investec P.L.C........................................ 10,261     75,097
   *IP Group P.L.C........................................  4,973      9,790
    ITV P.L.C............................................. 22,994     41,793
   *Jardine Lloyd Thompson Group P.L.C....................  1,972     24,552
   *JD Wetherspoon P.L.C..................................    229      1,858
   *JKX Oil & Gas P.L.C...................................  3,242      2,826
   *John Wood Group P.L.C.................................  5,173     65,975
   *Johnson Matthey P.L.C.................................  1,581     56,728
   *Johnston Press P.L.C..................................  9,724      1,952
   *Kazakhmys P.L.C.......................................  2,842     32,895
   *Kcom Group P.L.C...................................... 13,914     15,873
   *Keller Group P.L.C....................................  1,423     16,264
   *Kingfisher P.L.C...................................... 26,248    112,167
   *Kofax P.L.C...........................................  1,336      6,459
    Laird P.L.C...........................................  6,889     24,406
   *Lamprell P.L.C........................................  2,548      5,215
    Lancashire Holdings, Ltd..............................  2,692     35,166
   *Legal & General Group P.L.C........................... 22,186     53,577
   *Lloyds Banking Group P.L.C............................ 26,361     21,577
   *Lloyds Banking Group P.L.C. Sponsored ADR............. 24,123     79,365
    London Stock Exchange Group P.L.C.....................  2,568     49,048

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
UNITED KINGDOM -- (Continued)
  #*Lonmin P.L.C..........................................  8,475 $   47,211
    Lookers P.L.C.........................................  4,741      5,959
    Low & Bonar P.L.C.....................................  7,100      6,507
   *Man Group P.L.C.......................................  9,204     12,890
   *Marks & Spencer Group P.L.C........................... 10,233     61,563
    Marshalls P.L.C.......................................  2,962      5,139
   *McBride P.L.C.........................................  5,164     10,956
    Meggitt P.L.C......................................... 14,533    100,216
   *Melrose Industries P.L.C.............................. 12,372     45,892
   *Michael Page International P.L.C......................  4,900     31,641
   *Mitchells & Butlers P.L.C.............................  6,562     34,618
   *Mitie Group P.L.C.....................................  7,518     33,594
   *Mondi P.L.C...........................................  6,514     77,176
   *Morgan Crucible Co. P.L.C.............................  3,198     14,079
    Morgan Sindall Group P.L.C............................    778      7,035
    N Brown Group P.L.C...................................  2,652     15,511
   *National Express Group P.L.C.......................... 10,716     35,279
    National Grid P.L.C. Sponsored ADR....................  1,305     71,671
   *Next P.L.C............................................    805     51,785
    Northgate P.L.C.......................................  2,035     10,277
   *Novae Group P.L.C.....................................  2,345     15,773
   *Old Mutual P.L.C...................................... 49,164    145,952
    Pace P.L.C............................................  6,191     22,146
   *Pearson P.L.C. Sponsored ADR..........................  7,614    144,514
   *Pendragon P.L.C....................................... 30,527     10,100
   *Pennon Group P.L.C....................................  3,952     42,382
   *Persimmon P.L.C.......................................  6,696     89,509
   *Petrofac, Ltd.........................................    300      7,783
   *Petropavlovsk P.L.C...................................  3,030     16,705
    Phoenix IT Group, Ltd.................................  1,920      4,802
   *Premier Farnell P.L.C.................................  3,194     10,728
   *Premier Foods P.L.C...................................  2,924      4,337
   *Premier Oil P.L.C.....................................  7,044     41,708
   *Prudential P.L.C. ADR.................................  6,900    210,243
   *Punch Taverns P.L.C................................... 12,288      2,085
   *PZ Cussons P.L.C......................................  1,245      7,675
    Qinetiq Group P.L.C................................... 15,195     45,304
   *Quintain Estates & Development P.L.C.................. 14,008     13,614
   *Randgold Resources, Ltd...............................    235     22,135
    Rathbone Brothers P.L.C...............................    683     14,498
   *Reed Elsevier P.L.C. ADR..............................  1,125     48,949
   *Regus P.L.C........................................... 13,221     25,138
   *Renishaw P.L.C........................................    991     29,387
    Rentokil Initial P.L.C................................ 20,074     28,405
   *Resolution, Ltd....................................... 26,561    110,327
   *Rexam P.L.C........................................... 12,566     93,409
    Rio Tinto P.L.C.......................................    948     53,556
   *Rio Tinto P.L.C. Sponsored ADR........................  4,335    244,797
   *Rolls-Royce Holdings P.L.C............................  8,886    133,404
   *Rotork P.L.C..........................................    944     39,644
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....  4,406     48,069
    Royal Dutch Shell P.L.C. ADR.......................... 15,447  1,123,306
   *RPS Group P.L.C.......................................  5,472     19,959
   *RSA Insurance Group P.L.C............................. 54,564    114,026
   *Sage Group P.L.C...................................... 19,946    102,136
    Sainsbury (J.) P.L.C.................................. 16,870     88,387
   *Salamander Energy P.L.C...............................  2,521      7,320
   *Savills P.L.C.........................................  4,011     31,489
   *Schroders P.L.C.......................................  1,473     45,265
   *Schroders P.L.C. Non-Voting...........................    871     21,738
   *SDL P.L.C.............................................  2,030     16,873

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
UNITED KINGDOM -- (Continued)
   *Senior P.L.C..........................................  9,084 $    28,982
   *Serco Group P.L.C.....................................  5,235      46,026
    Severfield-Rowen P.L.C................................  1,606       1,932
    Severn Trent P.L.C....................................  1,705      43,855
    Shanks Group P.L.C.................................... 13,706      19,886
   *SIG P.L.C.............................................  8,856      18,540
   *Soco International P.L.C..............................  3,504      21,241
   *Spectris P.L.C........................................  2,415      84,595
   *Speedy Hire P.L.C.....................................  1,158         705
   *Spirax-Sarco Engineering P.L.C........................  1,339      47,788
   *Spirent Communications P.L.C.......................... 19,193      48,835
    Spirit Pub Co. P.L.C.................................. 12,288      13,102
   *SSE P.L.C.............................................  3,985      89,694
    St. James's Place P.L.C...............................  1,836      13,455
   *St. Modwen Properties P.L.C...........................  3,552      13,338
   *Stagecoach Group P.L.C................................  8,475      41,161
   *Standard Chartered P.L.C.............................. 12,061     320,683
   *Standard Life P.L.C................................... 24,220     132,821
   *TalkTalk Telecom Group P.L.C..........................  5,939      22,265
   *Tate & Lyle P.L.C.....................................  6,232      80,308
   *Taylor Wimpey P.L.C................................... 71,079      80,188
   *Telecity Group P.L.C..................................  2,044      27,460
   *Tesco P.L.C........................................... 33,306     188,232
   *Thomas Cook Group P.L.C............................... 17,383      18,579
   *Travis Perkins P.L.C..................................  3,852      73,834
   *Trinity Mirror P.L.C..................................  7,656      11,805
   *TT electronics P.L.C..................................  3,593       9,162
   *TUI Travel P.L.C......................................  7,598      35,000
   *Tullett Prebon P.L.C..................................  1,416       5,380
   *Tullow Oil P.L.C......................................  2,740      49,404
   *UBM P.L.C.............................................  5,369      63,953
   *Ultra Electronics Holdings P.L.C......................    795      20,733
   *Unilever P.L.C. Sponsored ADR.........................  1,800      73,242
   *Unite Group P.L.C.....................................     93         420
    United Utilities Group P.L.C..........................  4,818      55,910
    Vedanta Resources P.L.C...............................  1,465      27,976
   *Vesuvius P.L.C........................................  5,870      33,687
    Vodafone Group P.L.C. Sponsored ADR................... 28,773     786,078
   *Weir Group P.L.C. (The)...............................    657      20,679
   *WH Smith P.LC.........................................  4,107      43,378
   *Whitbread P.L.C.......................................  2,180      88,848
   *William Morrison Supermarkets P.L.C................... 20,251      80,548
   *Wincanton P.L.C.......................................  2,286       2,468
    Wolseley P.L.C........................................  1,947      90,848
    Wolseley P.L.C. ADR...................................  2,773      12,978
   *WPP P.L.C. Sponsored ADR..............................  2,100     164,703
   *WS Atkins P.L.C.......................................  1,777      23,369
   *Xchanging P.L.C.......................................  2,042       3,934
    Xstrata P.L.C......................................... 11,296     212,659
                                                                  -----------
TOTAL UNITED KINGDOM......................................         14,758,874
                                                                  -----------
TOTAL COMMON STOCKS.......................................         71,004,643
                                                                  -----------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Tessenderlo Chemie NV STRIP VVPR......................    131          --
                                                                  -----------
SINGAPORE -- (0.0%)
   *Olam International, Ltd. Rights 01/21/13..............  1,565          81
                                                                  -----------

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                           -------- -----------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13....................       26 $         6
   *Grupo Ezentis SA Rights 01/22/13......................   11,765         160
   *Iberdrola SA Warrants 03/22/13........................        3           1
                                                                    -----------
TOTAL SPAIN...............................................                  167
                                                                    -----------
SWEDEN -- (0.0%)
   *PA Resources AB Rights 01/23/13.......................   20,400         353
                                                                    -----------
TOTAL RIGHTS/WARRANTS.....................................                  601
                                                                    -----------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@DFA Short Term Investment Fund........................  432,152   5,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.17%, 02/01/13 (Collateralized by FNMA 3.500%,
     11/01/42, valued at $894,755) to be repurchased at
     $877,215............................................. $    877     877,211
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL.......................            5,877,211
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $91,167,774)^^....................................          $76,882,455
                                                                    ===========

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
   Australia....................... $   469,440 $ 4,682,919   --    $ 5,152,359
   Austria.........................          --     432,688   --        432,688
   Belgium.........................      52,085     615,479   --        667,564
   Canada..........................   7,413,490      17,783   --      7,431,273
   China...........................       3,032          --   --          3,032
   Denmark.........................          --     551,380   --        551,380
   Finland.........................     203,841     984,016   --      1,187,857
   France..........................     852,629   4,314,819   --      5,167,448
   Germany.........................     538,772   3,885,065   --      4,423,837
   Greece..........................      27,205     252,222   --        279,427
   Hong Kong.......................          --   1,820,570   --      1,820,570
   Ireland.........................      73,844     253,106   --        326,950
   Israel..........................       9,702     272,756   --        282,458
   Italy...........................     315,292   1,482,057   --      1,797,349
   Japan...........................     875,378  13,236,651   --     14,112,029
   Netherlands.....................     196,399   1,335,419   --      1,531,818
   New Zealand.....................          --     177,240   --        177,240
   Norway..........................     102,038     779,645   --        881,683
   Portugal........................      17,016     270,795   --        287,811
   Singapore.......................          --   1,347,363   --      1,347,363
   Spain...........................     581,406   1,289,969   --      1,871,375
   Sweden..........................     220,400   2,214,876   --      2,435,276
   Switzerland.....................     464,055   3,612,927   --      4,076,982
   United Kingdom..................   5,744,139   9,014,735   --     14,758,874
Rights/Warrants
   Belgium.........................          --          --   --             --
   Singapore.......................          --          81   --             81
   Spain...........................          --         167   --            167
   Sweden..........................          --         353   --            353
Securities Lending Collateral......          --   5,877,211   --      5,877,211
                                    ----------- -----------   --    -----------
TOTAL.............................. $18,160,163 $58,722,292   --    $76,882,455
                                    =========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                     DIMENSIONAL RETIREMENT EQUITY FUND II

                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional
  Investment Group Inc......................................... 23,806 $280,911
Investment in U.S. Core Equity 1 Portfolio of DFA Investment
  Dimensions Group Inc......................................... 21,525  281,978
Investment in Large Cap International Portfolio of DFA
  Investment Dimensions Group Inc..............................  6,037  120,861
Investment in International Core Equity Portfolio of DFA
  Investment Dimensions Group Inc..............................  4,011   44,602
Investment in Emerging Markets Core Equity Portfolio of DFA
  Investment Dimensions Group Inc..............................    777   15,991
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company.....................................          35,569
                                                                       --------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $715,468)...........................................         779,912
                                                                       --------
TEMPORARY CASH INVESTMENTS -- (0.1%)
BlackRock Liquidity Funds TempCash
  Portfolio -- Institutional Shares
  (Cost $665)..................................................    665      665
                                                                       --------
   TOTAL INVESTMENTS -- (100.0%) (Cost $716,133)^^.............        $780,577
                                                                       ========

Summary of the Fund's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                         LEVEL 1    LEVEL 2   LEVEL 3   TOTAL
                                          --------  -------   -------  --------
Affiliated Investment Companies......... $779,912     --        --     $779,912
Temporary Cash Investments..............      665     --        --          665
                                          --------    --        --     --------
TOTAL................................... $780,577     --        --     $780,577
                                          ========    ==        ==     ========

              See accompanying Notes to Schedules of Investments.

                  DIMENSIONAL RETIREMENT FIXED INCOME FUND II

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
AFFILIATED INVESTMENT COMPANIES -- (99.8%)
Investment in DFA Inflation-Protected Securities Portfolio of
  DFA Investment Dimensions Group Inc.......................... 17,286 $219,705
Investment in DFA One-Year Fixed Income Portfolio of DFA
  Investment Dimensions Group Inc..............................  1,748   18,057
Investment in Dimensional Retirement Fixed Income Fund III of
  DFA Investment Dimensions Group Inc..........................    566    6,107
                                                                       --------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $248,249)...........................................         243,869
                                                                       --------
TEMPORARY CASH INVESTMENTS -- (0.2%)
BlackRock Liquidity Funds TempCash
  Portfolio -- Institutional Shares
  (Cost $387)..................................................    387      387
                                                                       --------
   TOTAL INVESTMENTS -- (100.0%) (Cost $248,636)^^.............        $244,256
                                                                       ========

Summary of the Fund's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENT IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------
                                        LEVEL 1    LEVEL 2   LEVEL 3   TOTAL
                                         --------  -------   -------  --------
Affiliated Investment Companies........ $243,869     --        --     $243,869
Temporary Cash Investments.............      387     --        --          387
                                         --------    --        --     --------
TOTAL.................................. $244,256     --        --     $244,256
                                         ========    ==        ==     ========

              See accompanying Notes to Schedules of Investments.

                 DIMENSIONAL RETIREMENT FIXED INCOME FUND III

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
U.S. TREASURY OBLIGATIONS -- (100.0%)
U.S. Treasury Inflation Notes
   2.125%, 02/15/41.......................................... $  360 $  543,795
   0.750%, 02/15/42..........................................  1,507  1,626,947
                                                                     ----------
TOTAL U.S. TREASURY OBLIGATIONS..............................         2,170,742
                                                                     ----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,236,244)..........................................        $2,170,742
                                                                     ==========

Summary of the Fund's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENT IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------
                                         LEVEL 1    LEVEL 2   LEVEL 3   TOTAL
                                         -------   ---------- ------- ----------
U.S. Treasury Obligations...............   --      $2,170,742   --    $2,170,742
                                           --      ----------   --    ----------
TOTAL...................................   --      $2,170,742   --    $2,170,742
                                           ==      ==========   ==    ==========

              See accompanying Notes to Schedules of Investments.

                      U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                               SHARES  VALUE+
                                                               ------ --------
COMMON STOCKS -- (96.1%)
Consumer Discretionary -- (13.5%)
   *1-800-FLOWERS.COM, Inc. Class A...........................  3,000 $ 12,060
    A.H. Belo Corp. Class A...................................    900    4,752
    Aaron's, Inc..............................................  5,257  155,870
    Abercrombie & Fitch Co. Class A...........................  2,700  135,000
   *Advance Auto Parts, Inc...................................    845   62,124
   *Aeropostale, Inc..........................................  4,600   62,238
   *AFC Enterprises, Inc......................................  1,022   29,699
   *Amazon.com, Inc...........................................  1,800  477,900
    Ambassadors Group, Inc....................................  1,110    5,472
   *AMC Networks, Inc. Class A................................  1,695   96,564
   *American Eagle Outfitters, Inc............................  6,757  136,559
   *American Public Education, Inc............................  1,089   41,959
   *America's Car-Mart, Inc...................................  1,100   43,802
   *ANN, Inc..................................................  2,785   85,889
   *Apollo Group, Inc. Class A................................    800   16,176
    Arbitron, Inc.............................................  1,100   51,590
   *Arctic Cat, Inc...........................................  1,500   54,210
    Ark Restaurants Corp......................................    120    2,106
   *Asbury Automotive Group, Inc..............................  2,849  101,310
   *Ascena Retail Group, Inc..................................  8,986  152,313
   *Ascent Capital Group, Inc. Class A........................    900   57,339
    Autoliv, Inc..............................................  3,370  221,746
   *AutoNation, Inc...........................................  1,100   53,350
   *AutoZone, Inc.............................................    200   73,940
   *Ballantyne Strong, Inc....................................    900    3,222
  #*Barnes & Noble, Inc.......................................  5,023   67,007
    Bassett Furniture Industries, Inc.........................  1,200   16,704
   *Beazer Homes USA, Inc.....................................  1,140   21,455
    bebe stores, Inc..........................................  4,600   19,228
   *Bed Bath & Beyond, Inc....................................  1,350   79,245
    Belo Corp. Class A........................................  7,438   63,000
    Best Buy Co., Inc......................................... 10,211  166,031
    Big 5 Sporting Goods Corp.................................  1,500   20,805
  #*Big Lots, Inc.............................................  2,000   64,300
   *Biglari Holdings, Inc.....................................     75   27,666
   *Blue Nile, Inc............................................    350   11,722
   *Bluegreen Corp............................................  1,400   13,440
   #Blyth, Inc................................................  1,150   16,112
    Bob Evans Farms, Inc......................................  2,925  129,490
   *Body Central Corp.........................................    600    4,770
    Bon-Ton Stores, Inc. (The)................................  1,300   16,315
   *Books-A-Million, Inc......................................    600    1,470
   *BorgWarner, Inc...........................................  3,700  274,466
   *Bravo Brio Restaurant Group, Inc..........................  1,429   21,292
   *Bridgepoint Education, Inc................................  2,600   27,430
    Brown Shoe Co., Inc.......................................  3,254   56,099
    Brunswick Corp............................................  2,455   88,773
   *Buckle, Inc. (The)........................................    974   45,564
   *Build-A-Bear Workshop, Inc................................  1,400    5,740
   *Cabela's, Inc.............................................  4,090  211,126
    Cablevision Systems Corp. Class A.........................  2,100   30,744
   *Cache, Inc................................................    483    1,193
    Callaway Golf Co..........................................  5,050   33,128
   *Cambium Learning Group, Inc...............................  2,515    3,169
   *Capella Education Co......................................  1,476   40,324
   *Career Education Corp.....................................  4,300   14,878
   *CarMax, Inc...............................................  7,644  301,326
   *Carmike Cinemas, Inc......................................  2,000   31,900

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Discretionary -- (Continued)
    Carnival Corp.........................................  9,648 $  373,571
    Carriage Services, Inc................................  1,100     15,378
   *Carrols Restaurant Group, Inc.........................  1,634     10,245
   *Carter's, Inc.........................................  1,802    108,534
   *Casual Male Retail Group, Inc.........................  3,677     16,877
   *Cato Corp. Class A (The)..............................  1,925     53,072
   *Cavco Industries, Inc.................................    547     28,367
    CBS Corp. Class A.....................................    734     30,586
    CBS Corp. Class B.....................................  8,000    333,760
    CEC Entertainment, Inc................................  1,000     32,960
   *Charles & Colvard, Ltd................................    612      2,350
   *Charter Communications, Inc. Class A..................    800     62,376
  #*Cheesecake Factory, Inc. (The)........................  4,793    158,936
   *Cherokee, Inc.........................................    200      2,826
   *Chico's FAS, Inc......................................  9,596    172,056
   *Children's Place Retail Stores, Inc. (The)............  1,700     84,728
   *Chipotle Mexican Grill, Inc...........................    200     61,402
    Choice Hotels International, Inc......................  2,260     81,450
   *Christopher & Banks Corp..............................  1,927     11,947
   *Cinemark Holdings, Inc................................  6,700    188,538
   *Citi Trends, Inc......................................  1,012     13,095
   *Clear Channel Outdoor Holdings, Inc. Class A..........  1,700     12,750
   *Coach, Inc............................................  1,400     71,400
  #*Coinstar, Inc.........................................  1,485     75,557
    Collectors Universe, Inc..............................    300      3,609
   #Columbia Sportswear Co................................  2,648    135,286
    Comcast Corp. Class A................................. 46,137  1,756,897
    Comcast Corp. Special Class A......................... 11,444    420,338
   *Conn's, Inc...........................................  3,060     87,026
   *Cooper Tire & Rubber Co...............................  6,800    173,128
   *Cracker Barrel Old Country Store, Inc.................  1,300     84,266
   *Crocs, Inc............................................  6,175     91,761
    CSS Industries, Inc...................................    200      4,542
    CTC Media, Inc........................................  6,233     66,693
    Culp, Inc.............................................    600     10,500
   *Cumulus Media, Inc. Class A...........................  6,797     22,090
    D.R. Horton, Inc...................................... 11,075    262,035
    Dana Holding Corp.....................................  9,919    159,498
   *Darden Restaurants, Inc...............................  1,470     68,355
   *Deckers Outdoor Corp..................................    600     23,970
   *dELiA*s, Inc..........................................    100        103
   *Delta Apparel, Inc....................................    600      8,670
    Destination Maternity Corp............................  1,363     31,036
  #*DeVry, Inc............................................  3,500     88,095
   *Dick's Sporting Goods, Inc............................  1,000     47,590
  #*Digital Generation, Inc...............................  2,881     28,839
    Dillard's, Inc. Class A...............................  3,750    316,538
   *DineEquity, Inc.......................................  1,663    121,831
   *DIRECTV...............................................  3,300    168,762
   *Discovery Communications, Inc. Class A................  1,200     83,256
   *Discovery Communications, Inc. Class B................    100      6,945
   *Discovery Communications, Inc. Class C................    700     44,597
   *DISH Network Corp. Class A............................    900     33,543
   *Dixie Group, Inc. (The)...............................    200        846
   *Dollar General Corp...................................  1,267     58,561
   *Dollar Tree, Inc......................................  1,000     39,990
    Domino's Pizza, Inc...................................  2,400    111,768
   *Dorman Products, Inc..................................  2,157     74,697
  #*DreamWorks Animation SKG, Inc. Class A................  4,684     81,548
   *Drew Industries, Inc..................................  1,794     65,696
   *DSW, Inc. Class A.....................................    996     66,662

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
    Dunkin' Brands Group, Inc.............................  5,639 $205,880
   *E.W. Scripps Co. Class A (The)........................  3,700   40,663
  #*Education Management Corp.............................  3,157   13,670
    Einstein Noah Restaurant Group, Inc...................  1,208   15,523
   *Emerson Radio Corp....................................  1,100    1,870
  #*Entercom Communications Corp. Class A.................  2,204   17,500
    Entravision Communications Corp. Class A..............    950    1,786
    Escalade, Inc.........................................    350    1,922
   *Ethan Allen Interiors, Inc............................  1,600   46,256
   *Exide Technologies....................................  5,610   19,298
    Expedia, Inc..........................................  4,275  278,944
   *Express, Inc..........................................  1,600   29,408
   *Family Dollar Stores, Inc.............................  1,300   73,710
   *Famous Dave's of America, Inc.........................    600    5,616
   *Federal-Mogul Corp....................................  3,928   36,688
   *Fiesta Restaurant Group, Inc..........................  1,467   26,127
    Finish Line, Inc. Class A (The).......................  5,243   97,730
    Fisher Communications, Inc............................    400   14,192
    Flexsteel Industries, Inc.............................    148    3,472
    Foot Locker, Inc......................................  4,800  164,880
   *Ford Motor Co......................................... 35,509  459,842
   *Fossil, Inc...........................................    600   63,348
    Fred's, Inc. Class A..................................  2,937   38,827
   *Fuel Systems Solutions, Inc...........................  1,533   22,504
   *Gaiam, Inc. Class A...................................    597    1,952
   #GameStop Corp. Class A................................  7,400  171,680
    Gaming Partners International Corp....................    400    3,040
    Gannett Co., Inc...................................... 10,017  196,634
    Gap, Inc. (The).......................................  1,487   48,595
  #*Garmin, Ltd...........................................  6,485  245,717
   *Geeknet, Inc..........................................    200    3,064
   *General Motors Co..................................... 18,030  506,463
   *Genesco, Inc..........................................  1,759  109,638
    Gentex Corp...........................................  1,500   28,695
   *Gentherm, Inc.........................................  1,100   15,928
   *Genuine Parts Co......................................  1,594  108,440
   *G-III Apparel Group, Ltd..............................  1,994   71,565
   *GNC Holdings, Inc. Class A............................  1,200   43,128
   *Goodyear Tire & Rubber Co. (The)......................  5,200   71,552
   *Gordmans Stores, Inc..................................  1,178   14,065
  #*Grand Canyon Education, Inc...........................  1,256   29,968
   *Gray Television, Inc..................................    163      610
   #Group 1 Automotive, Inc...............................  1,800  121,932
   *Guess?, Inc...........................................  1,944   52,663
   *H&R Block, Inc........................................  3,300   75,141
  #*Hanesbrands, Inc......................................  3,200  119,936
   *Harley-Davidson, Inc..................................  2,300  120,566
    Harman International Industries, Inc..................  4,506  201,779
    Harte-Hanks, Inc......................................  3,769   30,868
  #*Hasbro, Inc...........................................  1,400   52,318
    Haverty Furniture Cos., Inc...........................  2,057   37,026
   *Helen of Troy, Ltd....................................  2,220   80,364
  #*hhgregg, Inc..........................................  2,852   24,185
   *Hibbett Sports, Inc...................................    800   42,128
   *Hillenbrand, Inc......................................  4,253  105,262
   *Home Depot, Inc. (The)................................  9,700  649,124
    Hooker Furniture Corp.................................    554    8,365
   *Hot Topic, Inc........................................  3,272   36,319
   *HSN, Inc..............................................  1,576   93,930
   *Hyatt Hotels Corp. Class A............................  1,361   54,535
   *Iconix Brand Group, Inc...............................  6,468  155,555

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
    International Speedway Corp. Class A..................  2,160 $ 59,206
    Interpublic Group of Cos., Inc. (The)................. 14,770  178,865
   *Interval Leisure Group, Inc...........................  3,557   70,429
   *iRobot Corp...........................................  2,856   65,345
  #*ITT Educational Services, Inc.........................    800   13,472
   #J.C. Penney Co., Inc..................................  6,640  134,991
   *Jack in the Box, Inc..................................  2,815   81,719
    JAKKS Pacific, Inc....................................    496    6,478
    John Wiley & Sons, Inc. Class B.......................    142    5,428
    Johnson Controls, Inc.................................  7,528  234,046
   *Johnson Outdoors, Inc. Class A........................     75    1,611
    Jones Group, Inc. (The)...............................  5,758   69,096
  #*Jos. A. Bank Clothiers, Inc...........................  1,751   70,986
   *Journal Communications, Inc. Class A..................  3,665   20,084
  #*K12, Inc..............................................  2,800   51,688
    KB Home...............................................  6,016  114,725
   *Kid Brands, Inc.......................................     15       25
   *Kirkland's, Inc.......................................  1,534   17,748
    Kohl's Corp...........................................  6,413  296,858
   *Krispy Kreme Doughnuts, Inc...........................  4,997   64,961
   *K-Swiss, Inc. Class A.................................  1,400    6,594
   *Lakeland Industries, Inc..............................    300    1,473
   *Lamar Advertising Co. Class A.........................  1,730   73,767
    La-Z-Boy, Inc.........................................  4,315   67,487
   *LeapFrog Enterprises, Inc.............................  3,800   34,238
    Lear Corp.............................................  2,888  141,512
   *Learning Tree International, Inc......................    700    3,605
   *Lee Enterprises, Inc..................................  1,100    1,397
    Leggett & Platt, Inc..................................  9,377  276,059
   #Lennar Corp. Class A..................................  6,700  278,318
    Lennar Corp. Class B Voting...........................  1,400   46,312
   *Libbey, Inc...........................................    737   13,841
   *Liberty Global, Inc. Class A..........................    900   61,461
   *Liberty Global, Inc. Class C..........................    700   44,632
   *Liberty Interactive Corp. Class A..................... 24,423  519,233
   *Liberty Interactive Corp. Class B.....................     60    1,316
   *Liberty Media Corp. (531229102).......................  3,825  426,526
   *Liberty Media Corp. (531229201).......................     87    9,775
   *Liberty Ventures Series A.............................  1,457  108,736
   *Liberty Ventures Series B.............................      3      224
   *Life Time Fitness, Inc................................  3,100  157,263
    Lifetime Brands, Inc..................................    706    7,512
    Limited Brands, Inc...................................  1,200   57,624
   *LIN TV Corp. Class A..................................  2,600   27,742
    Lincoln Educational Services Corp.....................  1,400    7,756
   *Lions Gate Entertainment Corp.........................  3,279   60,071
   *Lithia Motors, Inc. Class A...........................  1,812   78,405
   *Live Nation Entertainment, Inc........................ 11,830  121,376
   *LKQ Corp..............................................  3,400   76,126
   *Lowe's Cos., Inc...................................... 19,613  749,020
   *Luby's, Inc...........................................  1,850   12,617
   *Lululemon Athletica, Inc..............................  1,200   82,800
   *Lumber Liquidators Holdings, Inc......................  1,700  100,606
   *M/I Homes, Inc........................................  2,000   54,480
    Mac-Gray Corp.........................................    800    9,656
    Macy's, Inc...........................................  4,300  169,893
   *Madison Square Garden Co. Class A (The)...............  4,878  253,754
   *Maidenform Brands, Inc................................  2,293   44,507
    Marcus Corp...........................................  1,500   19,950
    Marine Products Corp..................................  2,227   14,052
   *MarineMax, Inc........................................  1,522   17,777

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
    Marriott International, Inc. Class A..................  1,903 $ 76,082
   *Marriott Vacations Worldwide Corp.....................    742   32,930
   *Martha Stewart Living Omnimedia Class A...............  3,017    8,779
   *Mattel, Inc...........................................  1,908   71,798
   *Matthews International Corp. Class A..................  2,321   76,036
  #*McClatchy Co. Class A (The)...........................  4,116   12,019
   *McDonald's Corp.......................................  3,293  313,790
   *McGraw-Hill Cos., Inc. (The)..........................  1,140   65,573
    MDC Holdings, Inc.....................................  4,142  162,863
  #*Media General, Inc. Class A...........................  1,600    6,816
    Men's Wearhouse, Inc. (The)...........................  3,905  118,517
   #Meredith Corp.........................................  2,985  108,236
   *Meritage Homes Corp...................................  2,986  132,101
   *Modine Manufacturing Co...............................  2,516   21,336
   *Mohawk Industries, Inc................................  3,572  363,130
   *Monro Muffler Brake, Inc..............................  1,450   52,519
    Morningstar, Inc......................................  1,514  102,483
  #*Motorcar Parts of America, Inc........................    900    6,003
   *Movado Group, Inc.....................................  1,800   65,808
    NACCO Industries, Inc. Class A........................    500   32,580
   *Nathan's Famous, Inc..................................    300   12,381
   *National CineMedia, Inc...............................  2,558   39,086
   *Nautilus, Inc.........................................  2,810   15,202
   *Navarre Corp..........................................    600    1,302
   *Netflix, Inc..........................................    500   82,620
   *New York & Co., Inc...................................  5,501   21,509
   *New York Times Co. Class A (The)...................... 12,687  112,407
   *Newell Rubbermaid, Inc................................  3,836   90,069
    News Corp. Class A.................................... 16,800  466,032
    News Corp. Class B....................................  4,600  129,904
   *Nexstar Broadcasting Group, Inc. Class A..............    600    8,628
   *NIKE, Inc. Class B....................................  3,608  195,012
   *Nordstrom, Inc........................................  1,000   55,230
    Nutrisystem, Inc......................................  2,677   24,173
   *NVR, Inc..............................................    100  102,966
   *Office Depot, Inc..................................... 14,982   64,872
    OfficeMax, Inc........................................  6,519   70,275
   *Omnicom Group, Inc....................................  1,782   96,727
   *Orbitz Worldwide, Inc.................................  4,361   12,603
  #*Orchard Supply Hardware Stores Corp. Class A..........    140      998
   *O'Reilly Automotive, Inc..............................  1,650  152,872
   *Orient-Express Hotels, Ltd. Class A...................  7,773   90,322
    Outdoor Channel Holdings, Inc.........................  1,300   10,036
  #*Overstock.com, Inc....................................    600    8,064
   *Oxford Industries, Inc................................  1,500   74,070
   *Panera Bread Co. Class A..............................    200   31,962
   *Papa John's International, Inc........................    900   50,490
    Penske Automotive Group, Inc..........................  6,296  207,264
    Pep Boys - Manny, Moe & Jack (The)....................  3,200   35,616
   *Perfumania Holdings, Inc..............................    260    1,648
    Perry Ellis International, Inc........................  1,310   25,283
    PetMed Express, Inc...................................  1,883   24,554
   *PetSmart, Inc.........................................  1,100   71,951
    Pier 1 Imports, Inc...................................  4,200   91,098
   *Polaris Industries, Inc...............................    900   78,381
   *Pool Corp.............................................  1,000   45,820
   *Priceline.com, Inc....................................    200  137,094
   *PulteGroup, Inc.......................................  7,148  148,250
    PVH Corp..............................................  2,700  320,949
   *Quiksilver, Inc....................................... 11,874   77,656
    R.G. Barry Corp.......................................  1,159   15,507

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   #RadioShack Corp.......................................  5,500 $ 18,095
   *Ralph Lauren Corp.....................................    400   66,592
   *Red Lion Hotels Corp..................................  1,300    9,711
   *Red Robin Gourmet Burgers, Inc........................  1,136   41,998
   #Regal Entertainment Group Class A.....................  3,770   56,286
    Regis Corp............................................  4,206   74,656
    Rent-A-Center, Inc....................................  5,251  187,356
   *Rentrak Corp..........................................    600   12,288
   *Rocky Brands, Inc.....................................    402    5,676
    Ross Stores, Inc......................................  1,000   59,700
    Royal Caribbean Cruises, Ltd..........................  9,989  361,602
   *Ruby Tuesday, Inc.....................................  5,355   40,323
   *rue21, Inc............................................  1,428   42,426
   *Ruth's Hospitality Group, Inc.........................  3,463   26,873
    Ryland Group, Inc. (The)..............................  3,680  146,170
  #*Saks, Inc............................................. 11,587  125,255
   *Sally Beauty Holdings, Inc............................  2,600   69,004
    Scholastic Corp.......................................    500   14,830
   *School Specialty, Inc.................................    485       50
   *Scripps Networks Interactive, Inc. Class A............  1,350   83,390
   #Sears Canada, Inc.....................................  1,284   12,198
  #*Sears Holdings Corp...................................  2,700  126,765
   *Select Comfort Corp...................................  2,376   52,320
    Service Corp. International........................... 18,020  269,039
    Shiloh Industries, Inc................................    800    8,680
    Shoe Carnival, Inc....................................  1,830   37,460
   *Shutterfly, Inc.......................................  2,960   97,917
    Signet Jewelers, Ltd. ADR.............................  3,506  219,405
   *Sinclair Broadcast Group, Inc. Class A................  2,200   30,316
    Sirius XM Radio, Inc.................................. 16,485   51,763
    Six Flags Entertainment Corp..........................  2,832  178,246
   *Skechers U.S.A., Inc. Class A.........................  2,800   53,200
   *Skyline Corp..........................................    400    1,908
  #*Smith & Wesson Holding Corp...........................  4,747   40,824
   *Sonic Automotive, Inc. Class A........................  3,663   88,901
   *Sonic Corp............................................  2,510   28,012
    Sotheby's.............................................  3,652  131,180
    Spartan Motors, Inc...................................  3,249   18,422
    Speedway Motorsports, Inc.............................  2,279   37,284
    Stage Stores, Inc.....................................    800   18,280
    Standard Motor Products, Inc..........................  2,454   56,957
   *Standard Pacific Corp................................. 11,452   95,052
   *Stanley Furniture Co., Inc............................    661    3,074
   #Staples, Inc.......................................... 19,218  259,059
   *Starbucks Corp........................................  3,600  202,032
   *Starwood Hotels & Resorts Worldwide, Inc..............  2,200  135,102
   *Starz - Liberty Capital (85571Q102)...................  3,825   60,970
   *Starz - Liberty Capital (85571Q201)...................     87    1,407
    Stein Mart, Inc.......................................  3,005   25,362
   *Steiner Leisure, Ltd..................................  1,000   45,050
   *Steinway Musical Instruments, Inc.....................    977   21,728
   *Steven Madden, Ltd....................................  2,050   94,464
    Stewart Enterprises, Inc. Class A.....................  5,660   46,695
   *Stoneridge, Inc.......................................  1,640   10,266
    Strayer Education, Inc................................    400   22,760
   #Sturm Ruger & Co., Inc................................  1,000   50,770
    Superior Industries International, Inc................  2,981   60,425
    Systemax, Inc.........................................  1,842   18,033
    Target Corp...........................................  5,840  352,794
   *Tempur-Pedic International, Inc.......................    837   32,610
   *Tenneco, Inc..........................................  2,272   79,429

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Discretionary -- (Continued)
  #*Tesla Motors, Inc.....................................  1,830 $    68,643
   *Texas Roadhouse, Inc..................................  4,900      86,191
    Thor Industries, Inc..................................  3,835     161,377
   *Tiffany & Co..........................................  1,200      78,900
    Time Warner Cable, Inc................................  7,228     645,750
    Time Warner, Inc...................................... 25,978   1,312,409
   *TJX Cos., Inc. (The)..................................  3,300     149,094
   *Toll Brothers, Inc....................................  6,851     256,570
   *Tower International, Inc..............................    123       1,192
   *Town Sports International Holdings, Inc...............    844       8,887
   *Tractor Supply Co.....................................    937      97,139
    Trans World Entertainment Corp........................    200         682
  #*TripAdvisor, Inc......................................  1,569      72,613
    True Religion Apparel, Inc............................  1,500      35,565
   *TRW Automotive Holdings Corp..........................  4,102     236,398
   *Tuesday Morning Corp..................................  1,700      14,280
   *Tupperware Brands Corp................................  1,250      95,250
   *Ulta Salon Cosmetics & Fragrance, Inc.................  1,000      97,820
   *Under Armour, Inc. Class A............................    900      45,783
   *Unifi, Inc............................................  1,402      18,927
   *Universal Electronics, Inc............................  1,001      19,119
    Universal Technical Institute, Inc....................  1,356      15,323
   *Urban Outfitters, Inc.................................  1,800      77,022
   *US Auto Parts Network, Inc............................  1,256       2,374
    V.F. Corp.............................................    602      88,843
   *Vail Resorts, Inc.....................................  2,104     111,196
  #*Valassis Communications, Inc..........................  2,454      68,859
    Value Line, Inc.......................................    213       2,062
   *Valuevision Media, Inc. Class A.......................  3,340       9,051
    Viacom, Inc. Class A..................................    100       6,318
   *Viacom, Inc. Class B..................................  3,257     196,560
   *Virgin Media, Inc.....................................  1,564      61,606
  #*Visteon Corp..........................................  2,800     157,612
   *Vitamin Shoppe, Inc...................................  1,849     112,937
   *VOXX International Corp...............................  1,300      12,558
    Walt Disney Co. (The)................................. 17,847     961,596
   *Warnaco Group, Inc. (The).............................  2,800     204,988
    Washington Post Co. Class B (The).....................    500     192,840
   #Weight Watchers International, Inc....................    800      42,776
    Wendy's Co. (The)..................................... 22,258     114,406
   *West Marine, Inc......................................  1,553      18,605
   *Wet Seal, Inc. Class A (The)..........................  5,000      14,000
    Weyco Group, Inc......................................     47       1,071
    Whirlpool Corp........................................  3,520     406,138
    Wiley (John) & Sons, Inc. Class A.....................  2,307      88,358
   *Williams-Sonoma, Inc..................................  1,350      59,400
    Winmark Corp..........................................    200      12,936
   *Winnebago Industries, Inc.............................  3,180      59,530
   #Wolverine World Wide, Inc.............................  1,511      64,973
    World Wrestling Entertainment, Inc. Class A...........  1,000       8,560
    Wyndham Worldwide Corp................................  4,700     262,213
   *Yum! Brands, Inc......................................  2,000     129,880
  #*Zagg, Inc.............................................  1,449      10,027
   *Zale Corp.............................................  2,942      14,475
  #*Zumiez, Inc...........................................  2,107      44,458
                                                                  -----------
Total Consumer Discretionary..............................         39,009,932
                                                                  -----------
Consumer Staples -- (5.5%)
    Alico, Inc............................................    422      18,387
    Andersons, Inc. (The).................................  1,300      61,295
   *Avon Products, Inc....................................  2,600      44,148

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Staples -- (Continued)
    B&G Foods, Inc........................................  4,172 $  132,252
   *Boulder Brands, Inc...................................  4,827     64,827
    Bunge, Ltd............................................  8,030    639,670
    Calavo Growers, Inc...................................  1,014     25,259
   *Cal-Maine Foods, Inc..................................  1,579     65,813
  #*Campbell Soup Co......................................  3,174    116,518
   *Casey's General Stores, Inc...........................  1,160     63,487
   *Central Garden & Pet Co...............................    800      7,680
   *Central Garden & Pet Co. Class A......................  2,700     25,974
   *Chiquita Brands International, Inc....................  3,325     24,439
   *Clorox Co. (The)......................................  1,342    105,226
   *Coca-Cola Bottling Co. Consolidated...................    556     35,990
   *Coca-Cola Co. (The)................................... 20,100    748,524
    Coca-Cola Enterprises, Inc............................ 10,800    376,596
   *Colgate-Palmolive Co..................................  2,400    257,688
    ConAgra Foods, Inc.................................... 14,167    463,119
    Costco Wholesale Corp.................................  2,527    258,613
    CVS Caremark Corp..................................... 26,680  1,366,016
   *Darling International, Inc............................ 10,639    179,480
   *Dean Foods Co.........................................  6,800    124,508
   #Diamond Foods, Inc....................................  1,200     17,136
   *Dole Food Co., Inc....................................  6,460     71,964
   *Dr. Pepper Snapple Group, Inc.........................  2,108     95,008
   *Elizabeth Arden, Inc..................................  2,188     84,041
    Energizer Holdings, Inc...............................  2,167    188,551
   *Estee Lauder Cos., Inc. Class A (The).................  1,200     73,116
   *Farmer Brothers Co....................................  1,692     22,740
    Flowers Foods, Inc....................................  4,397    118,191
    Fresh Del Monte Produce, Inc..........................  4,360    114,886
   *Fresh Market, Inc. (The)..............................  1,100     53,779
   *General Mills, Inc....................................  3,990    167,341
   *Green Mountain Coffee Roasters, Inc...................  1,050     47,807
   *H.J. Heinz Co.........................................  1,400     84,882
   *Hain Celestial Group, Inc. (The)......................  2,600    148,174
   *Harris Teeter Supermarkets, Inc.......................  3,702    153,596
   #Herbalife, Ltd........................................  1,000     36,320
   *Hillshire Brands Co...................................    827     25,620
   *Hormel Foods Corp.....................................  2,400     83,064
    Ingles Markets, Inc. Class A..........................    871     16,714
    Ingredion, Inc........................................  4,400    290,708
    Inter Parfums, Inc....................................  2,400     52,104
   *J & J Snack Foods Corp................................  1,284     87,505
    J.M. Smucker Co. (The)................................  3,849    341,137
    John B. Sanfilippo & Son, Inc.........................    600     11,058
   *Kellogg Co............................................  1,200     70,200
   *Kimberly-Clark Corp...................................  1,973    176,603
    Kraft Foods Group, Inc................................  6,009    277,736
   *Kroger Co. (The)......................................  4,200    116,340
   *Lancaster Colony Corp.................................    933     66,672
    Lifeway Foods, Inc....................................    300      3,105
   *Mannatech, Inc........................................     40        242
    McCormick & Co., Inc. Non-Voting......................  1,351     84,235
    McCormick & Co., Inc. Voting..........................     90      5,614
    Mead Johnson Nutrition Co.............................    883     67,108
   *Medifast, Inc.........................................  1,158     28,406
    Mondelez International, Inc. Class A.................. 36,578  1,016,503
  #*Monster Beverage Corp.................................    851     40,763
    Nash Finch Co.........................................    700     14,539
    National Beverage Corp................................  1,434     19,804
   #Nu Skin Enterprises, Inc. Class A.....................  1,200     50,832
    Nutraceutical International Corp......................    500      8,790

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Staples -- (Continued)
    Oil-Dri Corp. of America..............................    300 $     8,325
   *Omega Protein Corp....................................  1,690      11,678
    Orchids Paper Products Co.............................     98       2,149
   *Overhill Farms, Inc...................................    900       4,077
   *Pantry, Inc. (The)....................................  1,645      20,562
   *PepsiCo, Inc.......................................... 10,818     788,091
   *Pilgrim's Pride Corp..................................  2,935      24,801
   *Post Holdings, Inc....................................  2,193      83,312
   *Prestige Brands Holdings, Inc.........................  3,402      72,973
    PriceSmart, Inc.......................................    500      38,505
    Procter & Gamble Co. (The)............................ 31,843   2,393,320
   *Revlon, Inc. Class A..................................  1,872      29,484
    Rocky Mountain Chocolate Factory, Inc.................    400       4,876
   #Safeway, Inc..........................................  8,218     158,196
   *Sanderson Farms, Inc..................................  1,600      80,768
   *Seneca Foods Corp. Class A............................    600      18,006
   *Smithfield Foods, Inc.................................  7,400     172,494
    Snyders-Lance, Inc....................................  5,017     127,582
    Spartan Stores, Inc...................................  1,560      25,334
   *Spectrum Brands Holdings, Inc.........................  4,303     217,904
   #SUPERVALU, Inc........................................ 11,600      45,356
   *Susser Holdings Corp..................................  1,780      74,511
   *Sysco Corp............................................  3,600     114,372
   #Tootsie Roll Industries, Inc..........................  2,247      60,894
   *TreeHouse Foods, Inc..................................  2,532     134,019
    Tyson Foods, Inc. Class A.............................  8,000     176,960
   *United Natural Foods, Inc.............................  2,500     134,950
  #*USANA Health Sciences, Inc............................  1,200      42,540
    Village Super Market, Inc. Class A....................    548      17,531
    Walgreen Co........................................... 21,113     843,675
   *WD-40 Co..............................................    900      48,078
    Weis Markets, Inc.....................................  1,778      71,582
   *Whole Foods Market, Inc...............................    900      86,625
                                                                  -----------
Total Consumer Staples....................................         15,771,973
                                                                  -----------
Energy -- (12.7%)
    Adams Resources & Energy, Inc.........................    317      11,314
    Alon USA Energy, Inc..................................  2,591      50,835
  #*Alpha Natural Resources, Inc..........................  6,127      54,285
    Anadarko Petroleum Corp............................... 10,426     834,289
    Apache Corp...........................................  8,922     747,307
   *Approach Resources, Inc...............................  1,880      49,989
  #*Arch Coal, Inc........................................  5,856      41,695
   *Atwood Oceanics, Inc..................................  4,593     242,373
    Baker Hughes, Inc.....................................  9,500     424,840
   *Basic Energy Services, Inc............................  2,200      28,446
    Berry Petroleum Co. Class A...........................  2,865     105,489
  #*Bill Barrett Corp.....................................  3,669      58,594
    Bolt Technology Corp..................................    600       8,940
   *BPZ Resources, Inc....................................  8,963      28,233
    Bristow Group, Inc....................................  2,395     136,467
   *C&J Energy Services, Inc..............................  3,889      89,097
    Cabot Oil & Gas Corp..................................  2,800     147,784
   *Cal Dive International, Inc...........................  1,016       1,930
   *Callon Petroleum Co...................................  3,100      15,965
   *Cameron International Corp............................  3,800     240,578
   *CARBO Ceramics, Inc...................................    400      32,044
   *Carrizo Oil & Gas, Inc................................  2,717      58,361
   *Cheniere Energy, Inc..................................  5,300     112,519
   #Chesapeake Energy Corp................................ 17,582     354,805
    Chevron Corp.......................................... 47,998   5,526,970

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Energy -- (Continued)
    Cimarex Energy Co.....................................  2,442 $  155,946
   *Clayton Williams Energy, Inc..........................    900     35,865
  #*Clean Energy Fuels Corp...............................  6,207     79,512
   *Cloud Peak Energy, Inc................................  5,067     88,723
   *Cobalt International Energy, Inc......................  3,129     75,753
   *Comstock Resources, Inc...............................  4,083     59,571
   *Concho Resources, Inc.................................  2,628    239,726
    ConocoPhillips........................................ 24,884  1,443,272
    CONSOL Energy, Inc....................................  7,900    247,586
    Contango Oil & Gas Co.................................    826     35,460
   *Continental Resources, Inc............................    400     33,248
   *Core Laboratories NV..................................    500     63,820
   *Crimson Exploration, Inc..............................  3,320     10,159
    Crosstex Energy, Inc..................................  3,227     54,536
   *Dawson Geophysical Co.................................    600     16,032
    Delek US Holdings, Inc................................  3,586    121,816
   *Denbury Resources, Inc................................ 14,827    276,227
    Devon Energy Corp.....................................  7,332    419,317
    Diamond Offshore Drilling, Inc........................  4,536    340,608
   *Double Eagle Petroleum Co.............................    600      3,048
   *Dresser-Rand Group, Inc...............................    800     48,840
   *Dril-Quip, Inc........................................  2,246    182,128
  #*Endeavour International Corp..........................  2,609     14,193
    Energen Corp..........................................  1,158     55,746
    Energy XXI (Bermuda), Ltd.............................  4,432    138,810
   *ENGlobal Corp.........................................  1,300        845
    EOG Resources, Inc....................................  6,222    777,626
   *EPL Oil & Gas, Inc....................................  3,569     87,298
    EQT Corp..............................................  1,300     77,233
   *Evolution Petroleum Corp..............................    900      8,469
   #EXCO Resources, Inc...................................  5,681     36,415
   *Exterran Holdings, Inc................................  5,313    123,474
    Exxon Mobil Corp...................................... 53,888  4,848,303
   *FieldPoint Petroleum Corp.............................    100        400
   *FMC Technologies, Inc.................................  1,700     80,495
   *Forest Oil Corp.......................................  5,900     41,064
   *Geospace Technologies Corp............................    600     54,096
  #*Gevo, Inc.............................................    415        955
   *Global Geophysical Services, Inc......................  2,129      8,133
   *Green Plains Renewable Energy, Inc....................  2,274     17,760
    Gulf Island Fabrication, Inc..........................  1,358     31,533
    Gulfmark Offshore, Inc. Class A.......................  1,928     67,017
  #*Gulfport Energy Corp..................................  3,229    133,261
   *Halcon Resources Corp.................................  3,670     28,039
    Halliburton Co........................................  9,816    399,315
   *Harvest Natural Resources, Inc........................  4,100     38,048
  #*Heckmann Corp.........................................  8,598     33,016
   *Helix Energy Solutions Group, Inc.....................  9,213    218,532
    Helmerich & Payne, Inc................................  3,400    218,756
   *Hercules Offshore, Inc................................ 13,737     90,389
    Hess Corp.............................................  5,612    376,902
    HollyFrontier Corp....................................  8,532    445,541
   *Hornbeck Offshore Services, Inc.......................  2,531     93,166
   *ION Geophysical Corp.................................. 10,968     74,582
  #*James River Coal Co...................................  1,300      3,913
   *Key Energy Services, Inc..............................  8,901     72,365
    Kinder Morgan, Inc....................................  9,339    349,839
   *Kodiak Oil & Gas Corp................................. 14,996    137,963
   *Lufkin Industries, Inc................................    800     46,328
   *Magnum Hunter Resources Corp..........................  7,316     29,557
    Marathon Oil Corp..................................... 13,144    441,770

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Energy -- (Continued)
    Marathon Petroleum Corp...............................  9,302 $  690,301
   *Matrix Service Co.....................................  2,100     29,988
   *McDermott International, Inc.......................... 12,069    146,880
   *McMoran Exploration Co................................ 10,874    171,918
   *Mitcham Industries, Inc...............................    900     13,338
    Murphy Oil Corp.......................................  8,868    527,823
   *Nabors Industries, Ltd................................ 10,795    179,953
    National Oilwell Varco, Inc........................... 10,918    809,461
   *Natural Gas Services Group, Inc.......................  1,108     20,155
   *Newfield Exploration Co...............................  7,284    214,878
   *Newpark Resources, Inc................................  7,154     61,667
    Noble Corp............................................ 10,588    428,814
    Noble Energy, Inc.....................................  4,099    441,831
   #Nordic American Tankers, Ltd..........................    168      1,452
  #*Northern Oil & Gas, Inc...............................  2,700     44,658
   *Oasis Petroleum, Inc..................................  2,400     86,112
    Occidental Petroleum Corp............................. 18,531  1,635,731
   *Oceaneering International, Inc........................  1,148     72,565
   *Oil States International, Inc.........................  2,554    198,139
  o*Overseas Shipholding Group, Inc.......................  1,675      1,675
    Panhandle Oil & Gas, Inc. Class A.....................    600     17,154
   *Parker Drilling Co....................................  7,482     42,049
   #Patterson-UTI Energy, Inc............................. 12,755    259,437
   *PDC Energy, Inc.......................................  2,322     85,984
   *Peabody Energy Corp...................................  3,263     82,064
    Penn Virginia Corp....................................  4,549     19,515
   *PetroQuest Energy, Inc................................  5,703     29,313
   *PHI, Inc. Non-Voting..................................    908     30,046
    Phillips 66........................................... 12,916    782,322
   *Pioneer Energy Services Corp..........................  5,857     44,396
    Pioneer Natural Resources Co..........................  3,405    400,224
   *Plains Exploration & Production Co....................  5,153    246,056
   *PostRock Energy Corp..................................    100        161
    QEP Resources, Inc....................................  6,693    196,440
   *Quicksilver Resources, Inc............................  9,302     25,487
    Range Resources Corp..................................  1,800    120,906
   *Rentech, Inc..........................................  5,699     17,496
   *Rex Energy Corp.......................................  3,942     51,758
   *RigNet, Inc...........................................     58      1,242
   *Rosetta Resources, Inc................................  1,594     84,514
   *Rowan Cos. P.L.C. Class A.............................  5,680    195,846
   #RPC, Inc..............................................  6,350     95,060
  #*SandRidge Energy, Inc................................. 23,137    163,810
    SEACOR Holdings, Inc..................................  1,688    153,557
   *SemGroup Corp. Class A................................  2,300     99,268
    Ship Finance International, Ltd.......................  6,632    111,816
   *SM Energy Co..........................................  1,624     94,452
   *Southwestern Energy Co................................  9,796    336,003
    Spectra Energy Corp...................................  3,580     99,452
   *Stone Energy Corp.....................................  3,131     70,448
   *Superior Energy Services, Inc.........................  7,196    179,684
   *Swift Energy Co.......................................  2,735     41,216
   *Targa Resources Corp..................................  1,400     84,504
    Teekay Corp...........................................  5,211    183,323
   *Tesco Corp............................................  2,624     31,724
    Tesoro Corp...........................................  7,560    368,096
   *TETRA Technologies, Inc...............................  4,338     36,873
    TGC Industries, Inc...................................  1,446     13,159
    Tidewater, Inc........................................  3,471    170,669
    Transocean, Ltd.......................................  8,000    453,680
   *Triangle Petroleum Corp...............................  1,767     11,114

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Energy -- (Continued)
   *Ultra Petroleum Corp..................................  3,300 $    60,126
   *Unit Corp.............................................  3,450     166,048
   *Uranium Energy Corp...................................    866       1,948
   *USEC, Inc.............................................  4,600       2,606
   *VAALCO Energy, Inc....................................  4,700      39,903
    Valero Energy Corp.................................... 14,251     623,196
   *W&T Offshore, Inc.....................................  5,630      99,088
   *Warren Resources, Inc.................................  5,300      16,059
   *Weatherford International, Ltd........................ 27,432     366,217
    Western Refining, Inc.................................  7,565     254,411
   *Westmoreland Coal Co..................................    100       1,004
   *Whiting Petroleum Corp................................  3,200     152,256
   *Willbros Group, Inc...................................  4,078      26,670
   *Williams Cos., Inc. (The).............................  4,438     155,552
    World Fuel Services Corp..............................  3,700     159,507
   *WPX Energy, Inc.......................................  1,000      15,030
                                                                  -----------
Total Energy..............................................         36,582,767
                                                                  -----------
Financials -- (22.4%)
    1st Source Corp.......................................  1,800      40,680
    1st United Bancorp, Inc...............................  1,593      10,227
    ACE, Ltd..............................................  8,173     697,402
   *Affiliated Managers Group, Inc........................  2,100     302,253
    Aflac, Inc............................................ 10,053     533,412
   *Alexander & Baldwin, Inc..............................  3,095     103,992
   *Allegheny Corp........................................    903     325,613
    Alliance Financial Corp...............................    164       7,316
    Allied World Assurance Co. Holdings AG................  2,911     246,940
    Allstate Corp. (The).................................. 11,254     494,051
    Alterra Capital Holdings, Ltd.........................  7,990     243,455
   *Altisource Asset Management Corp......................     75       9,431
   *Altisource Portfolio Solutions SA.....................    756      66,430
   *Altisource Residential Corp. Class B..................    252       4,536
   *American Capital, Ltd................................. 26,965     360,252
    American Equity Investment Life Holding Co............  4,529      61,051
   *American Express Co...................................  6,400     376,384
    American Financial Group, Inc.........................  6,482     275,874
   *American International Group, Inc..................... 27,822   1,052,506
    American National Insurance Co........................    934      72,114
   *American Safety Insurance Holdings, Ltd...............    782      15,624
    Ameriprise Financial, Inc.............................  5,745     381,008
   *Ameris Bancorp........................................  1,761      23,351
   *AMERISAFE, Inc........................................  1,338      38,320
   *AmeriServ Financial, Inc..............................    300         894
   #AmTrust Financial Services, Inc.......................  4,776     158,754
    Aon P.L.C.............................................  3,700     213,638
   *Arch Capital Group, Ltd...............................  5,543     257,306
    Argo Group International Holdings, Ltd................  1,750      63,158
   #Arrow Financial Corp..................................    873      21,301
    Artio Global Investors, Inc...........................  1,400       2,758
    Aspen Insurance Holdings, Ltd.........................  4,935     168,333
   *Asset Acceptance Capital Corp.........................  1,500       8,055
    Associated Banc-Corp.................................. 12,191     173,966
    Assurant, Inc.........................................  5,443     208,140
    Assured Guaranty, Ltd................................. 12,503     226,679
    Asta Funding, Inc.....................................    707       6,695
    Astoria Financial Corp................................  5,522      53,784
  #*Atlanticus Holdings Corp..............................    886       2,844
   *AV Homes, Inc.........................................    800      11,912
    Axis Capital Holdings, Ltd............................  5,563     212,896
    Baldwin & Lyons, Inc. Class B.........................    900      22,230

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Bancfirst Corp........................................     940 $   38,446
   *Bancorp, Inc. (The)...................................   2,500     29,450
    BancorpSouth, Inc.....................................   6,868     99,586
   *BancTrust Financial Group, Inc........................     400      1,140
    Bank Mutual Corp......................................   3,171     16,267
    Bank of America Corp.................................. 247,691  2,803,862
    Bank of Commerce Holdings.............................     300      1,473
  #*Bank of Hawaii Corp...................................   2,250    108,203
    Bank of New York Mellon Corp. (The)...................  26,841    729,002
   *Bank of the Ozarks, Inc...............................   2,389     86,768
    BankFinancial Corp....................................   1,124      8,486
    BankUnited, Inc.......................................   3,679     98,965
    Banner Corp...........................................   1,738     52,488
    Bar Harbor Bankshares.................................      27        953
    BB&T Corp.............................................  15,109    457,501
    BBCN Bancorp, Inc.....................................   7,097     85,803
   *Beneficial Mutual Bancorp, Inc........................   5,210     48,766
   *Berkshire Hathaway, Inc. Class B......................  11,245  1,089,978
    Berkshire Hills Bancorp, Inc..........................   1,648     39,882
    BGC Partners, Inc. Class A............................     510      2,035
    BlackRock, Inc........................................   3,188    753,261
   *BofI Holding, Inc.....................................     900     28,764
    BOK Financial Corp....................................   2,254    126,337
    Boston Private Financial Holdings, Inc................   6,453     59,690
    Brookline Bancorp, Inc................................   5,953     52,446
    Brown & Brown, Inc....................................  10,040    274,494
    Bryn Mawr Bank Corp...................................   1,000     23,140
    Calamos Asset Management, Inc. Class A................   1,542     16,068
    Camden National Corp..................................     553     18,664
    Cape Bancorp, Inc.....................................     300      2,727
   *Capital Bank Financial Corp. Class A..................      64        990
  #*Capital City Bank Group, Inc..........................     900     10,080
    Capital One Financial Corp............................  12,499    703,944
    Capital Southwest Corp................................     100     10,785
    CapitalSource, Inc....................................  18,722    151,835
    Capitol Federal Financial, Inc........................  12,347    145,077
    Cardinal Financial Corp...............................   2,617     42,762
    Cash America International, Inc.......................   1,841     88,202
    Cathay General Bancorp................................   6,225    120,827
    CBOE Holdings, Inc....................................   1,303     44,146
   *CBRE Group, Inc. Class A..............................   3,700     79,846
    Center Bancorp, Inc...................................     980     11,740
    Centerstate Banks, Inc................................   1,997     17,673
   *Central Pacific Financial Corp........................   2,177     35,071
    Charles Schwab Corp. (The)............................   7,501    123,992
    Chemical Financial Corp...............................   2,028     49,301
    Chubb Corp. (The).....................................   6,526    524,103
    Cincinnati Financial Corp.............................   7,379    313,165
   *CIT Group, Inc........................................   9,212    390,128
    Citigroup, Inc........................................  63,429  2,674,167
    Citizens Holding Co...................................     160      3,033
   *Citizens, Inc.........................................   3,580     35,836
   #City Holding Co.......................................   1,300     49,127
    City National Corp....................................   3,716    196,799
    Clifton Savings Bancorp, Inc..........................   1,500     17,460
    CME Group, Inc........................................   6,875    397,650
    CNA Financial Corp....................................   2,259     70,368
    CNB Financial Corp....................................     590     10,024
    CNO Financial Group, Inc..............................  17,267    177,332
    CoBiz Financial, Inc..................................   3,215     26,234
    Cohen & Steers, Inc...................................     914     30,061

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
    Columbia Banking System, Inc..........................  2,325 $ 46,965
    Comerica, Inc.........................................  8,863  304,533
    Commerce Bancshares, Inc..............................  6,478  243,249
    Community Bank System, Inc............................  3,009   85,456
   *Community Bankers Trust Corp..........................    100      300
    Community Trust Bancorp, Inc..........................  1,298   43,756
    Consolidated-Tokoma Land Co...........................    300   10,797
   *Cowen Group, Inc. Class A.............................  4,766   12,678
    Crawford & Co. Class A................................    900    4,536
    Crawford & Co. Class B................................  1,100    7,997
   *Credit Acceptance Corp................................    644   64,123
    Cullen/Frost Bankers, Inc.............................  4,335  255,288
    CVB Financial Corp....................................  6,327   69,597
   *DFC Global Corp.......................................  4,301   82,837
   *Diamond Hill Investment Group, Inc....................     60    4,340
    Dime Community Bancshares, Inc........................  2,985   41,223
    Discover Financial Services...........................  5,517  211,798
    Donegal Group, Inc. Class A...........................  1,577   20,738
   *Doral Financial Corp..................................  2,400    1,582
    Duff & Phelps Corp. Class A...........................  3,160   50,212
   *E*Trade Financial Corp................................ 19,720  209,229
    East West Bancorp, Inc................................  9,594  224,979
    Eastern Insurance Holdings, Inc.......................    255    4,682
   *Eaton Vance Corp......................................  2,058   74,500
   *eHealth, Inc..........................................  1,477   35,994
    EMC Insurance Group, Inc..............................    651   16,249
    Employers Holdings, Inc...............................  2,463   52,487
   *Encore Capital Group, Inc.............................  1,754   52,778
    Endurance Specialty Holdings, Ltd.....................  3,003  128,889
   *Enstar Group, Ltd.....................................  1,015  124,906
    Enterprise Financial Services Corp....................  1,162   15,582
    Epoch Holding Corp....................................    800   22,400
    Erie Indemnity Co. Class A............................  1,500  107,010
    ESB Financial Corp....................................    415    5,785
    ESSA Bancorp, Inc.....................................    800    8,808
   *Evercore Partners, Inc. Class A.......................  2,800  107,296
    Everest Re Group, Ltd.................................  2,809  325,310
   *Ezcorp, Inc. Class A..................................  2,607   57,875
    FBL Financial Group, Inc. Class A.....................  1,900   66,367
    Federal Agricultural Mortgage Corp. Class C...........    600   20,586
  #*Federated Investors, Inc. Class B.....................  5,290  125,161
    Fidelity National Financial, Inc. Class A............. 11,637  292,089
   *Fidelity Southern Corp................................    654    7,324
    Fifth Third Bancorp................................... 19,775  322,135
    Financial Institutions, Inc...........................    944   18,965
   *First Acceptance Corp.................................    900    1,116
    First American Financial Corp.........................  8,944  213,672
   *First Bancorp.........................................  4,411   22,628
    First Bancorp.........................................  1,100   13,970
    First Bancorp, Inc....................................    181    2,997
    First Busey Corp......................................  6,162   27,975
   *First California Financial Group, Inc.................  1,950   15,639
   *First Cash Financial Services, Inc....................  2,037  108,592
    First Citizens BancShares, Inc. Class A...............    337   58,759
    First Commonwealth Financial Corp.....................  8,831   62,435
    First Community Bancshares, Inc.......................  1,200   19,140
    First Defiance Financial Corp.........................    674   13,804
    First Financial Bancorp...............................  3,827   58,515
   #First Financial Bankshares, Inc.......................  2,292   94,110
    First Financial Corp..................................  1,038   31,316
    First Financial Holdings, Inc.........................  1,300   19,695

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
   *First Financial Northwest, Inc........................  1,000 $    8,110
   #First Horizon National Corp........................... 17,398    177,634
    First Interstate BancSystem, Inc......................    877     15,111
   *First Marblehead Corp. (The)..........................    300        291
    First Merchants Corp..................................  2,666     40,123
    First Midwest Bancorp, Inc............................  5,025     63,667
    First Niagara Financial Group, Inc.................... 21,825    171,108
    First Pactrust Bancorp, Inc...........................    500      5,880
    First Republic Bank...................................  4,311    153,860
   *First South Bancorp, Inc..............................    100        604
   *FirstCity Financial Corp..............................    407      4,005
   #FirstMerit Corp.......................................  8,587    130,780
    Flushing Financial Corp...............................  2,159     34,199
    FNB Corp.............................................. 11,030    127,838
   *Forest City Enterprises, Inc. Class A................. 10,443    176,591
   *Forestar Group, Inc...................................  2,315     44,054
    Fox Chase Bancorp, Inc................................    906     15,592
   *Franklin Resources, Inc...............................    800    109,504
    Fulton Financial Corp................................. 14,519    158,112
    FXCM, Inc. Class A....................................    301      3,609
    Gain Capital Holdings, Inc............................     56        240
    Gallagher (Arthur J.) & Co............................  1,273     47,037
   *GAMCO Investors, Inc. Class A.........................    400     22,540
   *Genworth Financial, Inc. Class A...................... 11,459    105,079
    German American Bancorp, Inc..........................  1,018     22,732
    GFI Group, Inc........................................  8,349     28,387
    Glacier Bancorp, Inc..................................  4,942     76,996
   *Global Indemnity P.L.C................................  1,457     30,757
    Goldman Sachs Group, Inc. (The)....................... 10,747  1,589,051
    Great Southern Bancorp, Inc...........................    967     24,040
   *Green Dot Corp. Class A...............................    763     10,224
   *Greenhill & Co., Inc..................................    416     24,502
   *Greenlight Capital Re, Ltd. Class A...................  2,100     50,505
   *Guaranty Bancorp......................................  1,300      2,704
   *Hallmark Financial Services, Inc......................  1,226     10,973
    Hancock Holding Co....................................  5,990    181,018
   *Hanmi Financial Corp..................................  2,521     41,470
    Hanover Insurance Group, Inc. (The)...................  2,807    116,659
   *Harris & Harris Group, Inc............................  1,900      7,201
    Hartford Financial Services Group, Inc................ 20,349    504,655
    HCC Insurance Holdings, Inc...........................  8,393    324,641
    Heartland Financial USA, Inc..........................  1,412     33,450
   *Heritage Commerce Corp................................  1,500      9,765
    Heritage Financial Corp...............................    916     12,943
    Heritage Financial Group, Inc.........................    299      4,189
   *HFF, Inc. Class A.....................................  2,015     35,142
   *Hilltop Holdings, Inc.................................  4,900     64,386
   *Home Bancorp, Inc.....................................    500      9,545
   *Home BancShares, Inc..................................  1,919     66,628
    Home Federal Bancorp, Inc.............................  1,034     13,297
    Homeowners Choice, Inc................................  1,045     23,617
    HopFed Bancorp, Inc...................................      6         56
    Horace Mann Educators Corp............................  3,333     72,459
    Horizon Bancorp.......................................    450      8,969
   *Howard Hughes Corp. (The).............................  1,543    111,096
    Hudson City Bancorp, Inc.............................. 25,524    218,230
    Hudson Valley Holding Corp............................    983     15,040
    Huntington Bancshares, Inc............................ 39,714    276,409
    IBERIABANK Corp.......................................  2,289    117,861
   *ICG Group, Inc........................................  3,148     37,776
   *Imperial Holdings, Inc................................     33        139

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
    Independence Holding Co...............................    330 $    3,264
    Independent Bank Corp. (453836108)....................  1,200     37,188
   *Independent Bank Corp. (453838609)....................     40        219
    Interactive Brokers Group, Inc. Class A...............  3,966     56,714
   *IntercontinentalExchange, Inc.........................  1,878    260,573
    International Bancshares Corp.........................  4,324     84,534
   *Intervest Bancshares Corp. Class A....................    850      3,910
   *INTL. FCStone, Inc....................................  1,274     22,320
    Invesco, Ltd.......................................... 19,906    542,439
   *Investment Technology Group, Inc......................  2,400     24,288
   *Investors Bancorp, Inc................................  8,017    141,500
    Janus Capital Group, Inc.............................. 18,711    174,012
    Jefferies Group, Inc..................................  9,036    180,087
    JMP Group, Inc........................................  1,310      8,646
    Jones Lang LaSalle, Inc...............................  3,145    289,780
    JPMorgan Chase & Co................................... 81,035  3,812,697
    KBW, Inc..............................................  2,251     35,723
    Kearny Financial Corp.................................  2,195     22,170
    Kemper Corp...........................................  4,518    150,495
    Kennedy-Wilson Holdings, Inc..........................  3,065     45,944
    KeyCorp............................................... 43,964    413,262
   *Knight Capital Group, Inc. Class A....................  6,735     25,054
    Lakeland Bancorp, Inc.................................  2,052     20,007
    Lakeland Financial Corp...............................  1,146     28,008
    Legg Mason, Inc.......................................  9,430    260,740
    Life Partners Holdings, Inc...........................  1,000      2,720
    Lincoln National Corp................................. 13,469    390,332
    LNB Bancorp, Inc......................................    500      3,675
    Loews Corp............................................  6,880    298,386
   *Louisiana Bancorp, Inc................................    100      1,726
    LPL Financial Holdings, Inc...........................  3,365    112,055
    M&T Bank Corp.........................................  3,357    344,730
  #*Macatawa Bank Corp....................................  1,400      6,510
    Maiden Holdings, Ltd..................................  3,700     37,629
    MainSource Financial Group, Inc.......................  1,400     19,320
   *Markel Corp...........................................    450    214,259
   *MarketAxess Holdings, Inc.............................  2,293     86,698
    Marlin Business Services Corp.........................    680     14,960
    Marsh & McLennan Cos., Inc............................  3,730    132,340
    MB Financial, Inc.....................................  3,892     87,064
  #*MBIA, Inc............................................. 14,613    125,818
   *MBT Financial Corp....................................    145        521
    MCG Capital Corp......................................  6,000     27,660
    Meadowbrook Insurance Group, Inc......................  2,627     16,471
    Medallion Financial Corp..............................  1,523     19,479
    Mercantile Bank Corp..................................    625     10,313
    Merchants Bancshares, Inc.............................    444     12,574
    Mercury General Corp..................................  3,903    154,559
   *Meridian Interstate Bancorp, Inc......................  1,162     20,312
    MetLife, Inc.......................................... 20,301    758,039
   *Metro Bancorp, Inc....................................    900     14,139
   *MGIC Investment Corp.................................. 12,754     35,456
    MidSouth Bancorp, Inc.................................    600      9,036
    Montpelier Re Holdings, Ltd...........................  4,472    109,027
   *Moody's Corp..........................................  2,500    137,050
    Morgan Stanley........................................ 33,264    760,082
  #*MSCI, Inc.............................................  3,492    117,820
    NASDAQ OMX Group, Inc. (The)..........................  7,888    223,388
   *National Financial Partners Corp......................  3,393     59,751
    National Interstate Corp..............................  1,011     30,836
    National Penn Bancshares, Inc......................... 15,874    154,772

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
   *Navigators Group, Inc. (The)..........................    900 $ 48,807
    NBT Bancorp, Inc......................................  2,854   59,192
    Nelnet, Inc. Class A..................................  2,675   81,400
  #*Netspend Holdings, Inc................................  1,731   18,764
    New Hampshire Thrift Bancshares, Inc..................    300    3,861
   #New York Community Bancorp, Inc....................... 19,696  262,942
   *NewBridge Bancorp.....................................    500    3,210
   *NewStar Financial, Inc................................  3,876   55,272
    Nicholas Financial, Inc...............................     82    1,072
    Northeast Community Bancorp, Inc......................    436    2,415
    Northern Trust Corp...................................  7,807  401,826
   *Northfield Bancorp, Inc...............................  2,933   32,825
    Northrim Bancorp, Inc.................................    400    8,712
    Northwest Bancshares, Inc.............................  7,565   92,293
    NYSE Euronext......................................... 13,318  460,403
    OceanFirst Financial Corp.............................  1,430   20,292
   *Ocwen Financial Corp..................................  3,436  133,901
    Old National Bancorp..................................  8,225  109,886
    Old Republic International Corp....................... 21,763  248,098
   *OmniAmerican Bancorp, Inc.............................    994   24,661
    OneBeacon Insurance Group, Ltd. Class A...............  1,419   19,384
    Oppenheimer Holdings, Inc. Class A....................    900   15,309
    Oriental Financial Group, Inc.........................  2,536   36,442
    Oritani Financial Corp................................  3,100   46,934
    Pacific Continental Corp..............................  1,246   13,694
    PacWest Bancorp.......................................  2,511   69,002
   #Park National Corp....................................  1,052   68,853
   *Park Sterling Corp....................................  2,086   11,848
    PartnerRe, Ltd........................................  3,430  300,777
    Peapack-Gladstone Financial Corp......................     69    1,014
    Penns Woods Bancorp, Inc..............................    229    9,181
    Peoples Bancorp, Inc..................................    848   18,402
    People's United Financial, Inc........................ 15,976  196,665
   *PHH Corp..............................................  5,872  128,479
   *Phoenix Cos, Inc. (The)...............................    193    5,246
   *PICO Holdings, Inc....................................  1,698   35,709
   *Pinnacle Financial Partners, Inc......................  2,328   49,982
   *Piper Jaffray Cos.....................................  1,000   38,730
    Platinum Underwriters Holdings, Ltd...................  2,634  128,355
    PNC Financial Services Group, Inc..................... 11,537  712,987
   *Popular, Inc..........................................  1,015   27,243
   *Portfolio Recovery Associates, Inc....................  1,406  150,372
   *Preferred Bank........................................    475    7,139
    Primerica, Inc........................................  4,288  140,989
    Principal Financial Group, Inc........................ 13,831  428,899
    PrivateBancorp, Inc...................................  5,229   89,782
    ProAssurance Corp.....................................  5,066  228,173
    Progressive Corp. (The)...............................  6,135  137,976
    Prosperity Bancshares, Inc............................  4,124  186,034
    Protective Life Corp..................................  5,964  188,701
    Provident Financial Holdings, Inc.....................    600    9,984
    Provident Financial Services, Inc.....................  4,366   64,748
    Provident New York Bancorp............................  2,665   23,798
    Prudential Financial, Inc............................. 10,720  620,474
    Pulaski Financial Corp................................    751    7,277
    QC Holdings, Inc......................................    900    2,997
    Radian Group, Inc..................................... 10,400   66,872
   #Raymond James Financial, Inc..........................  5,061  225,872
    Regions Financial Corp................................ 65,611  510,454
    Reinsurance Group of America, Inc.....................  4,129  236,963
    RenaissanceRe Holdings, Ltd...........................  2,776  237,737

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
    Renasant Corp.........................................  1,881 $ 36,585
    Republic Bancorp, Inc. Class A........................  1,292   29,031
   *Republic First Bancorp, Inc...........................  1,200    2,988
    Resource America, Inc. Class A........................    852    6,603
   *Riverview Bancorp, Inc................................    100      225
    RLI Corp..............................................  1,838  126,840
    Rockville Financial, Inc..............................  2,137   27,525
    Roma Financial Corp...................................  1,502   22,650
    Ryman Hospitality Properties..........................  3,859  154,244
    S&T Bancorp, Inc......................................  2,253   41,545
    S.Y. Bancorp, Inc.....................................  1,000   22,610
   *Safeguard Scientifics, Inc............................  1,663   25,677
    Safety Insurance Group, Inc...........................  1,159   55,644
    Sandy Spring Bancorp, Inc.............................  1,810   35,928
    SCBT Financial Corp...................................  1,021   42,984
    SeaBright Holdings, Inc...............................  1,689   18,731
    SEI Investments Co....................................  1,816   48,959
    Selective Insurance Group, Inc........................  4,022   82,491
    SI Financial Group, Inc...............................    243    2,829
    Sierra Bancorp........................................    844   10,516
  #*Signature Bank........................................  2,603  192,440
    Simmons First National Corp. Class A..................  1,400   35,742
    Simplicity Bancorp, Inc...............................    726   10,469
    SLM Corp.............................................. 13,424  226,731
    Southside Bancshares, Inc.............................  1,420   30,025
   *Southwest Bancorp, Inc................................  1,486   19,036
   *St. Joe Co. (The).....................................  5,152  121,072
    StanCorp Financial Group, Inc.........................  2,900  112,781
    State Auto Financial Corp.............................  2,212   33,667
    State Street Corp..................................... 10,758  598,683
    StellarOne Corp.......................................  1,714   25,624
    Sterling Bancorp......................................  1,909   18,307
    Stewart Information Services Corp.....................  1,509   40,079
   *Stifel Financial Corp.................................  4,006  147,621
   *Suffolk Bancorp.......................................    658    9,100
   *Sun Bancorp, Inc......................................  4,675   16,176
    SunTrust Banks, Inc................................... 11,587  328,723
    Susquehanna Bancshares, Inc........................... 13,684  156,271
   *SVB Financial Group...................................  2,891  191,876
   *SWS Group, Inc........................................    700    4,613
    Symetra Financial Corp................................  5,281   73,670
    Synovus Financial Corp................................ 64,460  166,307
   *T. Rowe Price Group, Inc..............................    900   64,305
   *Taylor Capital Group, Inc.............................  1,781   30,900
   #TCF Financial Corp.................................... 11,444  156,325
    TD Ameritrade Holding Corp............................ 11,460  222,209
   *Tejon Ranch Co........................................  1,276   38,995
    Territorial Bancorp, Inc..............................    900   20,619
   *Texas Capital Bancshares, Inc.........................  2,927  121,178
    TF Financial Corp.....................................     39      959
   *TFS Financial Corp.................................... 11,859  121,318
    Thomas Properties Group, Inc..........................  4,550   23,432
    Tompkins Financial Corp...............................  1,233   50,442
    Torchmark Corp........................................  3,963  220,779
    Tower Group, Inc......................................  2,650   51,145
    TowneBank.............................................  2,139   32,449
    Travelers Cos., Inc. (The)............................ 10,200  800,292
    Tree.com, Inc.........................................    973   17,008
    TriCo Bancshares......................................  1,059   17,452
    TrustCo Bank Corp.....................................  7,124   37,686
    Trustmark Corp........................................  5,300  122,589

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    U.S. Bancorp..........................................  44,952 $ 1,487,911
    UMB Financial Corp....................................   3,174     140,513
    Umpqua Holdings Corp..................................   8,401     106,189
    Union First Market Bankshares Corp....................   1,764      30,835
   #United Bankshares, Inc................................   3,736      95,231
   *United Community Banks, Inc...........................   2,039      21,389
   *United Community Financial Corp.......................   2,400       7,416
    United Financial Bancorp, Inc.........................   1,317      19,715
    United Fire Group, Inc................................   1,591      36,895
  #*United Security Bancshares............................     352       1,307
    Universal Insurance Holdings, Inc.....................   2,899      13,161
    Univest Corp. of Pennsylvania.........................   1,300      21,944
    Unum Group............................................  10,900     254,079
    Validus Holdings, Ltd.................................   8,657     315,201
   #Valley National Bancorp...............................  14,262     139,625
    ViewPoint Financial Group, Inc........................   3,195      67,574
   *Virginia Commerce Bancorp, Inc........................   2,465      32,390
   *Virtus Investment Partners, Inc.......................     100      14,901
   *Waddell & Reed Financial, Inc.........................   1,900      75,430
   *Walker & Dunlop, Inc..................................     777      16,690
    Washington Banking Co.................................   1,187      16,725
    Washington Federal, Inc...............................   6,433     113,156
    Washington Trust Bancorp, Inc.........................   1,189      31,342
   *Waterstone Financial, Inc.............................   1,300       9,724
    Webster Financial Corp................................   6,786     150,988
    Wells Fargo & Co...................................... 108,294   3,771,880
    WesBanco, Inc.........................................   1,920      44,525
    West Bancorporation, Inc..............................     899       9,952
    West Coast Bancorp....................................   1,552      36,813
  #*Westamerica Bancorporation............................   1,788      79,423
   *Western Alliance Bancorp..............................   4,718      58,031
    Westfield Financial, Inc..............................   1,934      14,582
    Westwood Holdings Group, Inc..........................     360      15,134
    Willis Group Holdings P.L.C...........................   5,006     178,764
   *Wilshire Bancorp, Inc.................................   6,648      40,819
    Wintrust Financial Corp...............................   2,549      94,491
   *World Acceptance Corp.................................   1,200      93,060
    WR Berkley Corp.......................................   5,050     207,909
    WSFS Financial Corp...................................     110       5,002
    XL Group P.L.C........................................  15,066     417,630
   *Yadkin Valley Financial Corp..........................     500       1,680
    Zions Bancorporation..................................  13,040     304,093
                                                                   -----------
Total Financials..........................................          64,669,011
                                                                   -----------
Health Care -- (2.8%)
    Abaxis, Inc...........................................     500      19,360
   *ABIOMED, Inc..........................................      79       1,102
   *Accuray, Inc..........................................   5,614      28,688
   *Albany Molecular Research, Inc........................   2,219      13,247
  #*Align Technology, Inc.................................   1,710      53,626
   *Allscripts Healthcare Solutions, Inc..................  12,712     140,849
   *AmerisourceBergen Corp................................   2,500     113,425
    Analogic Corp.........................................     946      72,076
   *AngioDynamics, Inc....................................   1,785      21,777
   *Anika Therapeutics, Inc...............................     897       9,526
   *ArthroCare Corp.......................................   1,945      70,856
  #*athenahealth, Inc.....................................     617      53,352
    Atrion Corp...........................................     178      35,691
   *Bard (C.R.), Inc......................................     900      91,863
   *BioClinica, Inc.......................................   1,323       9,539
   *Boston Scientific Corp................................  69,030     515,654

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Health Care -- (Continued)
   *Bovie Medical Corp....................................    200 $    550
   *Bruker Corp...........................................  5,422   91,469
   *Cambrex Corp..........................................  3,800   44,650
   *Cantel Medical Corp...................................  2,014   63,260
    Cardinal Health, Inc..................................  3,678  161,133
   *CareFusion Corp....................................... 10,318  320,271
   *Cepheid, Inc..........................................  1,468   53,171
   *Cerner Corp...........................................    600   49,530
   *Charles River Laboratories International, Inc.........  2,472  102,143
   *Codexis, Inc..........................................  2,200    5,214
   *Computer Programs & Systems, Inc......................    397   20,886
    CONMED Corp...........................................  2,606   76,538
   *Covance, Inc..........................................  3,517  234,619
    CryoLife, Inc.........................................  1,842   11,826
   *Cutera, Inc...........................................  1,041   11,451
   *Cyberonics, Inc.......................................  1,000   43,360
   *Cynosure, Inc. Class A................................  1,100   29,370
    DENTSPLY International, Inc...........................  4,800  200,448
   *Digirad Corp..........................................    600    1,110
   *Edwards Lifesciences Corp.............................  1,400  125,902
   *Epocrates, Inc........................................  1,117   13,047
   *Exactech, Inc.........................................    760   14,584
   *Greatbatch, Inc.......................................  1,800   47,772
   *Haemonetics Corp......................................  2,784  116,761
   *HealthStream, Inc.....................................    733   18,164
   *Henry Schein, Inc.....................................  3,073  265,323
   *Hill-Rom Holdings, Inc................................  4,027  133,616
   *Hologic, Inc..........................................  2,433   58,003
   *ICU Medical, Inc......................................  1,065   64,379
   *IDEXX Laboratories, Inc...............................    500   47,605
   *Integra LifeSciences Holdings Corp....................  2,423  102,129
   *Intuitive Surgical, Inc...............................    200  114,876
    Invacare Corp.........................................  2,100   33,033
    LeMaitre Vascular, Inc................................    800    5,080
   *Luminex Corp..........................................  1,229   22,589
   *Masimo Corp...........................................  3,292   66,828
   *McKesson Corp.........................................  1,600  168,368
   *MedAssets, Inc........................................  4,734   92,550
   *Medical Action Industries, Inc........................    700    3,227
   *Medidata Solutions, Inc...............................    924   43,234
   *Medtronic, Inc........................................ 10,800  503,280
   *Merit Medical Systems, Inc............................  3,300   45,771
   *Mettler Toledo International, Inc.....................    400   85,012
   *MWI Veterinary Supply, Inc............................    316   35,490
   *Natus Medical, Inc....................................  2,472   30,455
   *NuVasive, Inc.........................................  3,601   62,045
   *Omnicell, Inc.........................................  3,791   59,898
   *OraSure Technologies, Inc.............................  1,425   10,046
   *Orthofix International NV.............................  1,246   47,535
  #*Owens & Minor, Inc....................................  4,444  136,031
   *Palomar Medical Technologies, Inc.....................  1,300   12,701
   *PAREXEL International Corp............................  1,813   61,370
    Patterson Cos., Inc...................................  6,055  218,767
   *PharMerica Corp.......................................  1,793   25,963
   *PhotoMedex, Inc.......................................     13      184
   *PSS World Medical, Inc................................  4,352  125,903
    Quality Systems, Inc..................................    947   17,273
  #*Quidel Corp...........................................  1,711   38,395
   #ResMed, Inc...........................................  3,037  133,021
   *Rochester Medical Corp................................    942   11,003
   *RTI Biologics, Inc....................................  3,864   19,011

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Health Care -- (Continued)
   *Sirona Dental Systems, Inc............................ 3,126  $  207,785
   *Solta Medical, Inc.................................... 7,638      19,553
   *Spectranetics Corp.................................... 1,700      28,322
    St. Jude Medical, Inc................................. 6,084     247,619
   *Staar Surgical Co.....................................   600       3,396
   *STERIS Corp........................................... 4,281     161,522
    Stryker Corp.......................................... 3,250     203,612
   *Symmetry Medical, Inc................................. 3,353      35,911
    Teleflex, Inc......................................... 3,400     255,000
   *Thoratec Corp......................................... 2,403      87,782
   *Tornier NV............................................   511       8,810
   *TranS1, Inc........................................... 1,149       2,861
    Utah Medical Products, Inc............................   296      11,899
   *Varian Medical Systems, Inc........................... 1,000      70,650
   *Vascular Solutions, Inc............................... 2,112      35,292
   *Waters Corp........................................... 1,000      91,570
   *West Pharmaceutical Services, Inc..................... 2,358     139,617
   *Wright Medical Group, Inc............................. 2,960      62,574
   oYoung Innovations, Inc................................   600      23,682
    Zimmer Holdings, Inc.................................. 6,000     447,600
                                                                  ----------
Total Health Care.........................................         8,152,911
                                                                  ----------
Industrials -- (13.0%)
   *3M Co................................................. 4,505     452,978
    A.O. Smith Corp....................................... 2,750     190,520
   *AAON, Inc............................................. 1,920      43,661
    AAR Corp.............................................. 2,847      53,666
    ABM Industries, Inc................................... 3,822      83,778
   *Acacia Research Corp.................................. 1,650      42,125
   *ACCO Brands Corp...................................... 4,130      34,403
   *Accuride Corp......................................... 1,372       5,159
    Aceto Corp............................................ 2,579      26,925
   #Acorn Energy, Inc..................................... 1,200       8,832
   *Actuant Corp. Class A................................. 5,251     154,799
    Acuity Brands, Inc.................................... 1,855     127,624
  #*Adept Technology, Inc.................................   100         388
    ADT Corp. (The)....................................... 5,445     258,638
   *Advisory Board Co. (The).............................. 1,000      54,230
   *AECOM Technology Corp................................. 6,853     175,231
   *Aegion Corp........................................... 3,171      74,582
   *AGCO Corp............................................. 2,990     158,470
   *Air Transport Services Group, Inc..................... 4,074      18,944
    Aircastle, Ltd........................................ 3,400      46,920
    Alamo Group, Inc......................................   900      30,564
  #*Alaska Air Group, Inc................................. 5,900     272,167
    Albany International Corp. Class A.................... 2,300      57,638
   *Allegiant Travel Co................................... 1,450     107,982
    Allied Motion Technologies, Inc.......................   400       2,696
    Altra Holdings, Inc................................... 3,013      72,161
    Amerco, Inc........................................... 1,427     191,874
   *Ameresco, Inc. Class A................................ 1,816      17,869
    American Railcar Industries, Inc...................... 1,731      68,098
   *American Science & Engineering, Inc...................   700      47,306
   *American Woodmark Corp................................ 1,228      34,151
    AMETEK, Inc........................................... 2,625     107,599
    Ampco-Pittsburgh Corp.................................   500       9,210
   *Apogee Enterprises, Inc............................... 2,435      59,536
   *Applied Industrial Technologies, Inc.................. 2,795     122,868
   *ARC Document Solutions, Inc........................... 2,986       7,137
   *Argan, Inc............................................   831      15,623
    Arkansas Best Corp.................................... 1,800      18,936

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   *Armstrong World Industries, Inc.......................  1,710 $ 94,033
    Astec Industries, Inc.................................  1,500   52,980
   *Astronics Corp........................................    805   18,443
   *Atlas Air Worldwide Holdings, Inc.....................  2,284  102,986
    Avery Dennison Corp...................................  5,614  216,195
   *Avis Budget Group, Inc................................ 10,622  228,692
   *AZZ, Inc..............................................  1,833   78,434
   *B/E Aerospace, Inc....................................  3,544  182,481
    Baltic Trading, Ltd...................................    800    2,584
    Barnes Group, Inc.....................................  3,979   95,098
    Barrett Business Services, Inc........................    700   28,168
   *Beacon Roofing Supply, Inc............................  4,820  174,195
    Belden, Inc...........................................  3,062  147,435
   *Blount International, Inc.............................  1,600   27,280
   *BlueLinx Holdings, Inc................................  2,788    8,643
    Brady Corp. Class A...................................  3,833  133,733
   *Breeze-Eastern Corp...................................    497    4,028
    Briggs & Stratton Corp................................  2,800   66,444
   *Brink's Co. (The).....................................  3,353   99,986
   *Builders FirstSource, Inc.............................  2,395   15,017
   *C.H. Robinson Worldwide, Inc..........................    700   46,305
   *CAI International, Inc................................  1,133   28,416
    Carlisle Cos., Inc....................................  3,446  221,061
    Cascade Corp..........................................  1,200   77,484
   *Casella Waste Systems, Inc. Class A...................  1,900    8,626
   *CBIZ, Inc.............................................  2,941   17,822
    CDI Corp..............................................  1,400   23,828
    CECO Environmental Corp...............................  1,152   12,741
    Celadon Group, Inc....................................  2,400   47,544
   *Chart Industries, Inc.................................  1,800  119,142
    Cintas Corp...........................................  4,000  169,040
    CIRCOR International, Inc.............................  1,093   45,360
    CLAROC, Inc...........................................  1,440   72,662
   *Clean Harbors, Inc....................................  1,400   77,826
    CNH Global NV.........................................    671   32,034
    Coleman Cable, Inc....................................    600    6,138
   *Colfax Corp...........................................  7,826  349,118
   *Columbus McKinnon Corp................................  1,655   31,313
    Comfort Systems USA, Inc..............................  2,727   35,206
   *Commercial Vehicle Group, Inc.........................  1,100    8,899
   *Consolidated Graphics, Inc............................    800   29,304
    Con-way, Inc..........................................  4,471  140,300
   *Copart, Inc...........................................  2,900  104,139
   *Corporate Executive Board Co. (The)...................  1,100   55,121
    Corrections Corp. of America..........................  6,950  263,336
    Courier Corp..........................................    900   10,899
    Covanta Holding Corp..................................  9,176  180,951
   *Covenant Transportation Group, Inc. Class A...........    500    3,155
   *CPI Aerostructures, Inc...............................    400    4,512
   *CRA International, Inc................................    600   11,154
    Crane Co..............................................  2,255  113,381
    CSX Corp.............................................. 22,248  490,123
   *Cummins, Inc..........................................  1,200  137,796
    Curtiss-Wright Corp...................................  3,368  120,069
    Danaher Corp..........................................  6,410  384,151
    Deere & Co............................................  2,000  188,120
   *Delta Air Lines, Inc.................................. 11,100  154,179
   *Deluxe Corp...........................................  3,632  133,621
   *Dolan Co. (The).......................................  1,985    6,967
   *Donaldson Co., Inc....................................  1,500   56,415
    Douglas Dynamics, Inc.................................  1,694   22,327

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    Dover Corp............................................ 6,676  $461,846
   *Ducommun, Inc.........................................   789    12,648
   #Dun & Bradstreet Corp. (The).......................... 1,341   109,345
   *DXP Enterprises, Inc.................................. 1,000    56,900
   *Dycom Industries, Inc................................. 2,496    52,366
    Dynamic Materials Corp................................   900    14,958
   *Eagle Bulk Shipping, Inc..............................    75       155
    Eastern Co. (The).....................................   312     4,880
   *Eaton Corp. P.L.C..................................... 8,117   462,263
   *Echo Global Logistics, Inc............................ 1,178    21,875
    EMCOR Group, Inc...................................... 5,809   211,041
   *Emerson Electric Co................................... 4,450   254,763
    Encore Wire Corp...................................... 1,816    59,238
   *Energy Recovery, Inc.................................. 3,500    13,055
   *EnerNOC, Inc..........................................   385     5,948
   *EnerSys, Inc.......................................... 4,945   202,399
   *Engility Holdings, Inc................................   497     9,567
    Ennis, Inc............................................ 1,743    27,208
   *EnPro Industries, Inc................................. 1,800    80,064
    Equifax, Inc.......................................... 1,200    70,440
    ESCO Technologies, Inc................................ 1,814    74,682
    Espey Manufacturing & Electronics Corp................   200     5,028
    Expeditors International of Washington, Inc........... 1,230    52,767
   *Exponent, Inc.........................................   900    44,001
   *Fastenal Co........................................... 1,300    64,584
   *Federal Signal Corp................................... 4,281    34,419
    FedEx Corp............................................ 8,378   849,948
   *Flow International Corp............................... 3,772    14,220
   *Fluor Corp............................................ 4,172   270,471
   *Fortune Brands Home & Security, Inc................... 4,604   150,735
   *Forward Air Corp...................................... 1,800    66,798
   *Franklin Covey Co..................................... 1,096    15,212
   *Franklin Electric Co., Inc............................ 1,867   124,193
    FreightCar America, Inc...............................   900    22,311
   *Frozen Food Express Industries........................   100       111
   *FTI Consulting, Inc................................... 2,600    84,500
   *Fuel Tech, Inc........................................ 1,500     6,420
   *Furmanite Corp........................................ 2,899    15,394
    G & K Services, Inc. Class A.......................... 1,625    65,065
    Gardner Denver, Inc...................................   400    28,148
    GATX Corp............................................. 3,452   163,452
  #*Genco Shipping & Trading, Ltd......................... 2,900     9,686
    Generac Holdings, Inc................................. 2,918   108,491
   *General Cable Corp.................................... 4,217   141,776
   *Genesee & Wyoming, Inc. Class A....................... 2,800   236,824
    Geo Group, Inc. (The)................................. 5,621   183,357
   *Gibraltar Industries, Inc............................. 2,300    39,951
    Global Power Equipment Group, Inc.....................   800    13,128
   *Goldfield Corp. (The).................................   600     1,764
   *Gorman-Rupp Co. (The)................................. 1,406    42,728
   *GP Strategies Corp.................................... 2,129    45,561
   *Graco, Inc............................................ 1,300    74,360
  #*GrafTech International, Ltd........................... 6,803    65,309
    Graham Corp...........................................   700    16,219
    Granite Construction, Inc............................. 3,119   113,407
    Great Lakes Dredge & Dock Corp........................ 6,473    60,717
   *Greenbrier Cos., Inc.................................. 2,075    41,355
    Griffon Corp.......................................... 3,626    42,787
    H&E Equipment Services, Inc........................... 2,268    43,727
    Hardinge, Inc......................................... 1,051    11,855
    Harsco Corp........................................... 5,401   137,672

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   *Hawaiian Holdings, Inc................................  5,433 $ 31,348
   *Heartland Express, Inc................................  7,600  105,108
   #HEICO Corp............................................    960   43,546
   *HEICO Corp. Class A...................................  1,110   37,751
    Heidrick & Struggles International, Inc...............  1,162   18,371
   *Heritage-Crystal Clean, Inc...........................     57      897
   *Herman Miller, Inc....................................  2,065   51,006
   *Hertz Global Holdings, Inc............................ 14,500  265,060
   *Hexcel Corp...........................................  5,400  144,666
   *Hill International, Inc...............................  2,600    8,866
  #*HNI Corp..............................................  3,207  101,245
   *Honeywell International, Inc..........................  5,044  344,203
    Houston Wire & Cable Co...............................  1,200   14,340
   *Hub Group, Inc. Class A...............................  2,492   91,731
    Hubbell, Inc. Class A.................................    167   14,033
   *Hubbell, Inc. Class B.................................    750   68,288
   *Hudson Global, Inc....................................  2,300   11,063
   *Hurco Cos., Inc.......................................    500   14,840
   *Huron Consulting Group, Inc...........................  1,303   44,432
    Hyster-Yale Materials Handling, Inc...................  1,000   50,180
   *ICF International, Inc................................  1,396   31,954
    IDEX Corp.............................................  5,814  290,060
   *IHS, Inc..............................................    700   72,030
   *II-VI, Inc............................................  4,179   71,127
   *Illinois Tool Works, Inc..............................  4,530  284,620
   *Ingersoll-Rand P.L.C..................................  7,509  385,888
  #*InnerWorkings, Inc....................................  3,312   46,070
    Innovative Solutions & Support, Inc...................    400    1,696
    Insperity, Inc........................................  1,539   51,757
    Insteel Industries, Inc...............................  1,312   19,890
   *Integrated Electrical Services, Inc...................    260    1,261
   *Interface, Inc........................................  4,868   81,685
    International Shipholding Corp........................    500    9,550
    Intersections, Inc....................................  1,300   13,494
    Iron Mountain, Inc....................................  2,044   69,925
    ITT Corp..............................................  6,349  163,042
   *J.B. Hunt Transport Services, Inc.....................  1,200   80,724
   *Jacobs Engineering Group, Inc.........................  3,595  172,955
   *JetBlue Airways Corp.................................. 21,645  125,757
   *John Bean Technologies Corp...........................  1,711   31,979
   *Joy Global, Inc.......................................  2,830  178,771
   *Kadant, Inc...........................................    500   13,435
   *Kaman Corp............................................  1,939   70,463
    Kansas City Southern..................................  4,545  423,185
    KAR Auction Services, Inc.............................  5,026  107,205
   *Kaydon Corp...........................................  2,253   55,874
    KBR, Inc..............................................  4,170  130,187
    Kelly Services, Inc. Class A..........................  2,190   34,909
    Kennametal, Inc.......................................  4,600  188,646
   *Key Technology, Inc...................................    200    2,460
    Kforce, Inc...........................................  2,520   34,675
    Kimball International, Inc. Class B...................  2,971   32,087
   *Kirby Corp............................................  3,000  211,950
   *Knight Transportation, Inc............................  5,833   93,036
   *Knoll, Inc............................................  4,272   70,830
   *Korn/Ferry International..............................  2,325   39,944
    L.B. Foster Co. Class A...............................    744   32,223
    L.S. Starrett Co. Class A (The).......................    230    2,484
    Landstar System, Inc..................................  1,000   57,040
    Lawson Products, Inc..................................    700    7,686
   *Layne Christensen Co..................................  1,398   31,693

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    Lennox International, Inc.............................  1,600 $ 92,016
   *Lincoln Electric Holdings, Inc........................  1,700   91,681
    Lindsay Corp..........................................  1,207  112,299
   *LMI Aerospace, Inc....................................    900   19,890
    LSI Industries, Inc...................................  1,905   13,792
   *Lydall, Inc...........................................  1,100   16,808
   *Manitowoc Co., Inc. (The).............................  9,968  175,437
    Manpower, Inc.........................................  4,370  225,055
    Marten Transport, Ltd.................................  1,556   31,680
    Masco Corp............................................  6,131  112,749
  #*MasTec, Inc...........................................  7,832  221,646
   *Matson, Inc...........................................  3,461   94,866
    McGrath RentCorp......................................  1,766   52,786
   *Meritor, Inc..........................................  3,677   16,767
    Met-Pro Corp..........................................    900    9,333
   *MFRI, Inc.............................................    300    1,821
    Michael Baker Corp....................................    702   18,034
   *Middleby Corp.........................................    810  114,502
    Miller Industries, Inc................................    800   12,224
   *Mine Safety Appliances Co.............................  2,262  104,550
   *Mistras Group, Inc....................................  1,695   37,324
   *Mobile Mini, Inc......................................  2,484   59,616
   *Moog, Inc. Class A....................................  2,878  126,056
   *Moog, Inc. Class B....................................    262   11,510
   *MSC Industrial Direct Co., Inc. Class A...............    500   39,560
   *Mueller Industries, Inc...............................  2,062  110,028
   *Mueller Water Products, Inc. Class A.................. 13,909   82,202
    Multi-Color Corp......................................    800   19,168
   *MYR Group, Inc........................................  1,744   39,153
   *Navigant Consulting, Inc..............................  3,070   35,397
   *NCI Building Systems, Inc.............................    513    7,941
   *Nielsen Holdings NV...................................  2,873   93,401
    NL Industries, Inc....................................  2,000   25,880
   *NN, Inc...............................................  1,333   12,344
   *Nordson Corp..........................................  1,100   74,382
    Norfolk Southern Corp.................................  6,900  475,203
   *Northwest Pipe Co.....................................    665   16,392
   *Ocean Power Technologies, Inc.........................    500    1,065
   *Old Dominion Freight Line, Inc........................  6,005  223,866
   *On Assignment, Inc....................................  4,541  111,027
   *Orbital Sciences Corp.................................  1,109   16,302
   *Orion Energy Systems, Inc.............................    900    1,827
   *Orion Marine Group, Inc...............................  1,535   11,973
   *Owens Corning, Inc....................................  6,210  258,771
    P.A.M. Transportation Services, Inc...................    500    4,720
  #*PACCAR, Inc...........................................  3,872  182,216
   *Pacer International, Inc..............................  2,700   10,989
   #Pall Corp.............................................  1,300   88,790
   *Parker Hannifin Corp..................................  2,167  201,466
   *Park-Ohio Holdings Corp...............................    985   23,778
   *Patrick Industries, Inc...............................  1,039   17,102
   *Pendrell Corp.........................................  6,146    8,973
    Pentair, Inc..........................................  8,367  424,040
   *PGT, Inc..............................................    678    3,322
    Pike Electric Corp....................................  2,564   26,666
   #Pitney Bowes, Inc.....................................  1,200   17,292
   *PMFG, Inc.............................................    999    8,402
  #*Polypore International, Inc...........................  2,341   90,339
   *Powell Industries, Inc................................    901   40,770
   *PowerSecure International, Inc........................    984    8,551
    Precision Castparts Corp..............................  1,000  183,400

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    Preformed Line Products Co............................    322 $ 21,729
   *Primoris Services Corp................................  2,616   50,175
   *Quality Distribution, Inc.............................  1,489   11,033
    Quanex Building Products Corp.........................  3,119   64,439
   *Quanta Services, Inc..................................  7,078  205,050
   #Raven Industries, Inc.................................  1,000   26,930
   *RBC Bearings, Inc.....................................  1,700   89,641
    RCM Technologies, Inc.................................    300    1,659
    Regal-Beloit Corp.....................................  3,437  254,888
   *Republic Airways Holdings, Inc........................  4,503   37,780
    Republic Services, Inc................................ 12,731  405,992
    Resources Connection, Inc.............................  3,398   41,490
   *Roadrunner Transportation Systems, Inc................  2,292   46,092
    Robbins & Myers, Inc..................................  2,875  167,555
   *Robert Half International, Inc........................  1,600   56,384
   *Rockwell Automation, Inc..............................    945   84,285
   *Rollins, Inc..........................................  3,000   74,160
    Roper Industries, Inc.................................  3,633  426,696
   #RR Donnelley & Sons Co................................ 12,564  115,589
   *Rush Enterprises, Inc. Class A........................  2,208   52,241
    Ryder System, Inc.....................................  2,800  158,984
   *Saia, Inc.............................................  1,397   36,238
    Sauer-Danfoss, Inc....................................    891   47,820
    Schawk, Inc...........................................    308    3,955
    SeaCube Container Leasing, Ltd........................  1,306   29,999
   *Shaw Group, Inc. (The)................................  4,520  213,886
    SIFCO Industries, Inc.................................    157    2,430
    Simpson Manufacturing Co., Inc........................  4,083  132,371
    SkyWest, Inc..........................................  4,435   56,058
    SL Industries, Inc....................................    160    2,797
    Snap-on, Inc..........................................  2,600  210,652
    Southwest Airlines Co................................. 37,148  416,429
   *Spirit Aerosystems Holdings, Inc. Class A.............  8,251  131,521
   *Spirit Airlines, Inc..................................  2,931   56,832
    SPX Corp..............................................  3,471  259,041
   *Standard Parking Corp.................................    600   12,576
    Standard Register Co. (The)...........................  1,100      726
    Standex International Corp............................  1,000   56,650
    Stanley Black & Decker, Inc...........................  4,725  363,022
   *Steelcase, Inc. Class A...............................  8,325  113,470
   *Stericycle, Inc.......................................    900   84,915
   *Sterling Construction Co., Inc........................    832    8,528
   *Sun Hydraulics Corp...................................  1,620   44,712
   *Swift Transportation Co...............................  6,552   89,500
   *SYKES Enterprises, Inc................................  3,417   55,014
    Sypris Solutions, Inc.................................  1,400    5,796
   *TAL International Group, Inc..........................  2,690  112,711
   *Taser International, Inc..............................  4,043   33,840
   *Team, Inc.............................................  1,275   55,858
   *Tecumseh Products Co. Class A.........................    610    4,337
   *Tennant Co............................................  1,100   50,644
   *Terex Corp............................................  7,973  258,166
   *Tetra Tech, Inc.......................................  4,748  136,078
    Textainer Group Holdings, Ltd.........................  2,382   98,734
   *Thermon Group Holdings, Inc...........................    365    8,833
    Timken Co.............................................  3,208  171,981
    Titan International, Inc..............................  2,720   66,069
  #*Titan Machinery, Inc..................................  1,637   47,326
    Toro Co. (The)........................................  1,210   53,276
    Towers Watson & Co....................................  2,000  122,160
   *TransDigm Group, Inc..................................    520   70,429

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Industrials -- (Continued)
   *TRC Cos., Inc.........................................  1,036 $     6,185
   *Trex Co., Inc.........................................    718      30,336
   *Trimas Corp...........................................  3,017      93,195
    Trinity Industries, Inc...............................  5,239     207,988
    Triumph Group, Inc....................................  4,187     294,639
   *TrueBlue, Inc.........................................  3,102      53,323
   *Tutor Perini Corp.....................................  1,941      32,201
    Twin Disc, Inc........................................    700      16,051
    Tyco International, Ltd...............................  4,890     147,825
   *Ultralife Corp........................................    900       2,898
    UniFirst Corp.........................................  1,205      98,497
    Union Pacific Corp.................................... 10,000   1,314,600
   *United Continental Holdings, Inc...................... 10,767     260,023
   *United Parcel Service, Inc. Class B...................  3,700     293,373
   *United Rentals, Inc...................................  2,813     142,394
    United Stationers, Inc................................  3,103     103,454
   *United Technologies Corp.............................. 10,115     885,771
    Universal Forest Products, Inc........................  1,415      57,520
    Universal Truckload Services, Inc.....................  1,125      20,182
    URS Corp..............................................  5,369     222,706
  #*US Airways Group, Inc.................................  8,897     127,049
   *US Ecology, Inc.......................................  2,010      47,758
   *USA Truck, Inc........................................    505       2,505
   *USG Corp..............................................  4,037     118,647
    UTi Worldwide, Inc....................................  7,517     110,951
    Valmont Industries, Inc...............................  1,527     222,514
   *Verisk Analytics, Inc. Class A........................  1,760      97,082
    Viad Corp.............................................  1,848      51,596
   *Vicor Corp............................................  1,600       8,608
   *W.W. Grainger, Inc....................................    383      83,425
   *WABCO Holdings, Inc...................................  1,400      87,724
    Wabtec Corp...........................................    800      74,896
    Waste Connections, Inc................................  4,142     149,195
    Waste Management, Inc.................................  4,608     167,639
    Watsco, Inc...........................................  1,518     114,381
    Watts Water Technologies, Inc. Class A................  2,637     121,566
    Werner Enterprises, Inc...............................  5,157     121,808
   *WESCO International, Inc..............................  3,600     262,548
   *Willis Lease Finance Corp.............................    400       5,892
    Woodward, Inc.........................................  3,525     135,395
   *XPO Logistics, Inc....................................    750      12,562
    Xylem, Inc............................................  6,640     185,455
                                                                  -----------
Total Industrials.........................................         37,551,710
                                                                  -----------
Information Technology -- (14.7%)
  #*3D Systems Corp.......................................  1,865     107,890
   *Accelrys, Inc.........................................  4,544      42,804
   *Accenture P.L.C. Class A..............................  3,300     237,237
   *ACI Worldwide, Inc....................................  1,500      71,310
    Activision Blizzard, Inc.............................. 12,230     139,300
   *Actuate Corp..........................................  5,500      30,965
   *Acxiom Corp...........................................  6,168     109,359
   *Adobe Systems, Inc....................................  5,437     205,682
    ADTRAN, Inc...........................................  3,600      72,720
   *Advanced Energy Industries, Inc.......................  3,977      61,047
  #*Advanced Micro Devices, Inc........................... 23,180      60,268
   *Advent Software, Inc..................................  2,947      72,644
   *Agilysys, Inc.........................................  1,500      12,765
   *Akamai Technologies, Inc..............................  4,687     190,808
   *Alliance Data Systems Corp............................    700     110,320
   *Alpha & Omega Semiconductor, Ltd......................  1,573      12,757

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
    Altera Corp...........................................  1,414 $   47,256
    Amdocs, Ltd...........................................  5,000    178,450
   *American Software, Inc. Class A.......................  1,755     15,093
  #*Amkor Technology, Inc................................. 10,538     48,791
  #*Amphenol Corp. Class A................................  1,800    121,626
   *Amtech Systems, Inc...................................    400      1,564
   *ANADIGICS, Inc........................................  1,360      3,509
    Analog Devices, Inc...................................  5,840    254,858
   *Anaren, Inc...........................................  1,065     20,842
   *Anixter International, Inc............................  1,663    111,887
   *ANSYS, Inc............................................  1,000     73,600
   *AOL, Inc..............................................  5,956    182,551
   *Apple, Inc............................................  4,833  2,200,513
    Applied Materials, Inc................................ 12,610    162,795
   *Applied Micro Circuits Corp...........................  5,264     45,112
   *Arris Group, Inc...................................... 10,814    178,647
   *Arrow Electronics, Inc................................  4,992    191,793
   *Aruba Networks, Inc...................................  1,700     39,168
   *AsiaInfo-Linkage, Inc.................................  2,500     27,450
   *Aspen Technology, Inc.................................  1,480     45,288
   *Atmel Corp............................................  3,700     24,790
   *ATMI, Inc.............................................  2,416     49,311
   *Autodesk, Inc.........................................  2,600    101,088
   *Automatic Data Processing, Inc........................  3,058    181,309
   *Avago Technologies, Ltd...............................  2,800    100,156
   *Aviat Networks, Inc...................................  3,735     14,006
   *Avid Technology, Inc..................................  2,744     20,306
   *Avnet, Inc............................................  5,595    197,839
    AVX Corp..............................................  6,101     69,490
   *AXT, Inc..............................................  2,400      6,672
   *Badger Meter, Inc.....................................  1,200     59,388
    Bel Fuse, Inc. Class B................................    700     13,041
   *Benchmark Electronics, Inc............................  4,214     73,998
    Black Box Corp........................................  1,262     29,569
   *Blackbaud, Inc........................................  1,250     31,150
   *Blucora, Inc..........................................  3,873     57,553
   *BMC Software, Inc.....................................  1,620     67,311
  #*Booz Allen Hamilton Holding Corp......................  4,433     61,441
   *Bottomline Technologies (de), Inc.....................  2,200     63,976
    Broadcom Corp. Class A................................  5,182    168,156
   *Broadridge Financial Solutions, Inc...................  4,300    101,351
   *BroadVision, Inc......................................    200      1,668
   *Brocade Communications Systems, Inc................... 33,317    190,573
    Brooks Automation, Inc................................  3,979     37,243
   *Bsquare Corp..........................................    500      1,750
   *BTU International, Inc................................    400      1,220
    CA, Inc...............................................  6,755    167,659
   *Cabot Microelectronics Corp...........................  1,884     69,633
   *CACI International, Inc. Class A......................  2,066    110,800
   *Cadence Design Systems, Inc...........................  6,300     87,759
   *CalAmp Corp...........................................  1,600     13,696
   *Calix, Inc............................................  3,477     28,303
   *Cardtronics, Inc......................................  1,700     44,013
   *Cascade Microtech, Inc................................    700      5,236
   *Cass Information Systems, Inc.........................    876     33,989
   *CEVA, Inc.............................................  1,230     18,671
   *Checkpoint Systems, Inc...............................  2,300     27,738
   *CIBER, Inc............................................  4,882     16,501
   *Cirrus Logic, Inc.....................................    879     24,814
    Cisco Systems, Inc.................................... 59,860  1,231,320
   *Citrix Systems, Inc...................................    900     65,844

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
   *Clearfield, Inc.......................................    600 $  3,156
   *Cognex Corp...........................................  3,058  121,280
   *Cognizant Technology Solutions Corp. Class A..........  1,100   85,998
   *Coherent, Inc.........................................  1,788   99,073
    Cohu, Inc.............................................  1,699   17,806
    Communications Systems, Inc...........................    400    4,456
   *CommVault Systems, Inc................................    924   70,899
    Computer Sciences Corp................................  5,472  228,730
   *Computer Task Group, Inc..............................  1,668   31,926
   *Compuware Corp........................................ 18,820  218,688
   *comScore, Inc.........................................    568    8,367
    Comtech Telecommunications Corp.......................  1,300   34,450
   *Concur Technologies, Inc..............................  1,241   83,023
    Concurrent Computer Corp..............................    100      654
   *Constant Contact, Inc.................................    710   10,693
    Convergys Corp........................................  8,388  142,764
   *CoreLogic, Inc........................................  7,508  197,010
   *CoStar Group, Inc.....................................    766   71,835
   *Cray, Inc.............................................  4,033   74,893
  #*Cree, Inc.............................................  9,729  419,806
    Crexendo, Inc.........................................    100      255
   *CSG Systems International, Inc........................  2,509   47,244
    CTS Corp..............................................  1,493   14,855
   *Cymer, Inc............................................  3,336  343,508
    Cypress Semiconductor Corp............................    781    8,021
   *Daktronics, Inc.......................................  2,912   34,536
   *Datalink Corp.........................................  1,194   10,495
   *Dealertrack Technologies, Inc.........................  2,832   89,435
    Dell, Inc............................................. 10,202  135,074
  #*Demand Media, Inc.....................................  3,316   28,020
   *Dice Holdings, Inc....................................  4,814   45,300
   *Diebold, Inc..........................................  3,600  105,984
   *Digi International, Inc...............................  1,926   18,875
    Digimarc Corp.........................................    400    8,564
   *Digital River, Inc....................................  1,764   25,613
   *Diodes, Inc...........................................  2,233   42,472
    Dolby Laboratories, Inc. Class A......................  3,196  103,263
   *Dot Hill Systems Corp.................................    817      948
   *DSP Group, Inc........................................  1,882   12,346
    DST Systems, Inc......................................  3,228  216,082
   *DTS, Inc..............................................  1,197   22,863
   *Dynamics Research Corp................................    600    4,116
    EarthLink, Inc........................................  5,823   39,596
   *eBay, Inc.............................................  7,500  419,475
   #Ebix, Inc.............................................  3,114   50,883
   *Echelon Corp..........................................  1,167    2,824
   *EchoStar Corp. Class A................................  3,056  111,177
    Electro Rent Corp.....................................  1,600   24,768
    Electro Scientific Industries, Inc....................  1,665   17,982
   *Electronic Arts, Inc..................................  3,950   62,134
   *Electronics for Imaging, Inc..........................  3,949   89,326
    eMagin Corp...........................................    200      650
   *EMC Corp.............................................. 22,950  564,800
  #*EMCORE Corp...........................................  1,542    9,283
   *Emulex Corp...........................................  5,513   42,119
   *Entegris, Inc......................................... 10,144  100,020
   *Entropic Communications, Inc..........................  6,177   32,367
   *Envestnet, Inc........................................  1,539   21,408
    EPIQ Systems, Inc.....................................  2,540   31,344
    ePlus, Inc............................................    624   29,072
   *Equinix, Inc..........................................    691  148,862

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
   *Euronet Worldwide, Inc................................  4,699 $  114,985
   *Exar Corp.............................................  4,206     44,121
   *ExlService Holdings, Inc..............................  2,149     63,739
   *Extreme Networks......................................  9,220     34,022
   *F5 Networks, Inc......................................    800     83,904
   *Fabrinet..............................................  1,800     26,352
   *FactSet Research Systems, Inc.........................    434     40,154
   *Fair Isaac Corp.......................................  1,930     86,985
   *Fairchild Semiconductor International, Inc............  9,075    134,038
   *FalconStor Software, Inc..............................  2,300      6,164
   *FARO Technologies, Inc................................    900     29,889
   *FEI Co................................................  2,700    164,592
    Fidelity National Information Services, Inc........... 10,207    378,782
   *Finisar Corp..........................................  4,800     74,400
   *First Solar, Inc......................................  3,980    112,156
   *Fiserv, Inc...........................................  5,016    402,835
   *FleetCor Technologies, Inc............................  1,366     81,741
   *FormFactor, Inc.......................................  3,515     17,575
   *Forrester Research, Inc...............................  2,039     57,643
   *Fortinet, Inc.........................................  3,600     84,924
    Frequency Electronics, Inc............................    400      3,672
   *Gartner Group, Inc....................................    961     49,501
    Genpact, Ltd..........................................  7,655    128,221
   *Global Payments, Inc..................................  4,102    202,065
   *Globecomm Systems, Inc................................  1,706     21,154
   *Google, Inc. Class A..................................  2,161  1,633,046
   *GSI Group, Inc........................................  2,146     20,387
   *GSI Technology, Inc...................................  1,600     10,640
  #*GT Advanced Technologies, Inc.........................  5,500     17,380
   *Guidance Software, Inc................................    500      6,375
    Hackett Group, Inc. (The).............................  2,800     12,040
   *Harmonic, Inc.........................................  8,032     42,007
   *Heartland Payment Systems, Inc........................  2,158     68,538
    Hewlett-Packard Co.................................... 27,973    461,834
   *Hittite Microwave Corp................................  1,882    115,517
   *I.D. Systems, Inc.....................................    100        553
    IAC/InterActiveCorp...................................  5,080    209,550
   *Identive Group, Inc...................................  2,492      3,364
   *IEC Electronics Corp..................................    450      2,952
   *iGATE Corp............................................  1,879     32,845
   *Imation Corp..........................................  1,900      7,049
   *Immersion Corp........................................  1,700     11,560
  #*Infinera Corp.........................................  6,587     46,965
   *Informatica Corp......................................  1,169     43,265
   *Ingram Micro, Inc. Class A............................ 10,867    197,562
   *Innodata, Inc.........................................    700      2,632
   *Inphi Corp............................................  2,200     17,666
   *Insight Enterprises, Inc..............................  3,200     62,720
   *Integrated Device Technology, Inc..................... 10,704     77,390
   *Integrated Silicon Solution, Inc......................  2,651     24,840
    Intel Corp............................................ 58,000  1,220,320
   *Interactive Intelligence Group, Inc...................    300     12,066
   *InterDigital, Inc.....................................  3,147    136,548
   *Intermec, Inc.........................................  3,175     31,369
   *Internap Network Services Corp........................  4,800     37,968
   *International Business Machines Corp..................  5,900  1,198,113
   *International Rectifier Corp..........................  3,559     69,365
    Intersil Corp. Class A................................  8,110     70,152
   *Intevac, Inc..........................................  1,700      7,157
   *Intuit, Inc...........................................  1,400     87,332
   *iPass, Inc............................................  2,100      4,431

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
    IPG Photonics Corp....................................  1,700 $  111,316
   *Itron, Inc............................................  2,865    132,907
   *Ixia..................................................  6,453    122,542
    IXYS Corp.............................................  2,328     22,442
  #*j2 Global, Inc........................................  3,521    112,038
   *Jabil Circuit, Inc....................................  7,100    134,261
    Jack Henry & Associates, Inc..........................  2,704    112,162
   *JDS Uniphase Corp..................................... 13,298    192,954
   *Juniper Networks, Inc................................. 14,996    335,610
   *Kemet Corp............................................  1,223      7,044
   *Key Tronic Corp.......................................    700      6,741
    Keynote Systems, Inc..................................  1,040     16,224
  o*KIT Digital, Inc......................................  2,138        855
    KLA-Tencor Corp.......................................  6,758    371,082
   *Kulicke & Soffa Industries, Inc.......................  6,802     76,999
   *KVH Industries, Inc...................................    884     12,871
   *Lam Research Corp.....................................  7,408    304,765
   *Lattice Semiconductor Corp............................  7,554     33,615
   *Lender Processing Services, Inc.......................  3,650     87,746
    Lexmark International, Inc. Class A...................  4,290    103,217
   *Limelight Networks, Inc...............................  7,507     17,717
   *Linear Technology Corp................................  2,400     87,888
   *LinkedIn Corp. Class A................................    700     86,653
   *Lionbridge Technologies, Inc..........................  3,066     12,233
   *Liquidity Services, Inc...............................    151      4,812
   *Littlefuse, Inc.......................................  2,023    129,492
   *LoJack Corp...........................................  1,205      3,892
    Loral Space & Communications, Inc.....................    980     57,516
   *LSI Corp.............................................. 15,094    106,262
   *LTX-Credence Corp.....................................  3,103     19,052
   *Magnachip Semiconductor Corp..........................    947     15,171
   *Manhattan Associates, Inc.............................    800     54,808
    Marchex, Inc. Class B.................................  1,400      5,208
   *Market Leader, Inc....................................    677      5,132
    Marvell Technology Group, Ltd......................... 17,297    159,997
   *MasterCard, Inc. Class A..............................    500    259,200
  #*Mattersight Corp......................................    151        667
    Maxim Integrated Products, Inc........................  7,707    242,385
   *MAXIMUS, Inc..........................................  1,400     95,998
   *MaxLinear, Inc. Class A...............................  1,000      5,180
   *Measurement Specialties, Inc..........................  1,165     41,125
   *MEMC Electronic Materials, Inc........................  3,200     13,312
   *MEMSIC, Inc...........................................  1,034      3,505
   *Mentor Graphics Corp.................................. 10,265    175,839
    Mesa Laboratories, Inc................................    256     13,309
    Methode Electronics, Inc..............................  3,800     36,556
   *Micrel, Inc...........................................  4,040     42,056
  #*Microchip Technology, Inc.............................  6,286    210,267
   *Micron Technology, Inc................................ 37,461    283,205
   *MICROS Systems, Inc...................................    847     38,987
   *Microsemi Corp........................................  6,090    127,403
   *Microsoft Corp........................................ 47,798  1,313,011
   *Mindspeed Technologies, Inc...........................  2,100     10,332
   *MIPS Technologies, Inc................................  3,404     26,755
    MKS Instruments, Inc..................................  4,261    118,456
    MOCON, Inc............................................    400      5,604
   *ModusLink Global Solutions, Inc.......................  2,008      5,843
   #Molex, Inc............................................  3,631     98,618
    Molex, Inc. Class A...................................  2,753     61,915
   *MoneyGram International, Inc..........................  1,187     16,345
   *Monolithic Power Systems, Inc.........................  3,036     70,739

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
    Monotype Imaging Holdings, Inc........................  3,218 $ 58,181
   *Monster Worldwide, Inc................................  8,316   48,233
   *MoSys, Inc............................................  2,300    8,280
   *Motorola Solutions, Inc...............................  1,708   99,730
   *Move, Inc.............................................  2,346   22,123
   *MTS Systems Corp......................................  1,176   66,856
   *Multi-Fineline Electronix, Inc........................  1,449   23,148
   *Nanometrics, Inc......................................  1,689   26,365
   *NAPCO Security Technologies, Inc......................    990    3,574
    National Instruments Corp.............................  4,156  118,030
   *NCI, Inc. Class A.....................................    397    2,088
   *NCR Corp..............................................  1,700   47,209
   *NetApp, Inc........................................... 11,733  422,388
   *NETGEAR, Inc..........................................  2,872  100,836
   *NetScout Systems, Inc.................................  2,794   72,728
   *NetSuite, Inc.........................................    750   52,672
   *NeuStar, Inc. Class A.................................  2,100   94,794
   *Newport Corp..........................................  2,772   39,972
   *NIC, Inc..............................................  1,550   25,265
   *Novatel Wireless, Inc.................................  1,800    3,384
  #*Nuance Communications, Inc............................  7,400  177,970
   *Numerex Corp. Class A.................................    800    9,928
    NVIDIA Corp........................................... 13,035  159,809
   *Oclaro, Inc...........................................  4,670    7,565
   *Official Payments Holdings, Inc.......................    100      621
   *OmniVision Technologies, Inc..........................  3,593   55,224
   *ON Semiconductor Corp................................. 17,175  134,824
   *Online Resources Corp.................................  1,500    5,715
   *Oplink Communications, Inc............................  2,074   34,947
   *Oracle Corp........................................... 23,558  836,545
   *OSI Systems, Inc......................................  1,600   87,136
   *PAR Technology Corp...................................    700    3,108
    Park Electrochemical Corp.............................  1,965   51,365
   *Paychex, Inc..........................................  2,768   90,320
    PC Connection, Inc....................................  1,700   20,995
   *PCM, Inc..............................................    700    4,669
    PC-Tel, Inc...........................................    700    5,194
   *PDF Solutions, Inc....................................  1,700   25,534
    Perceptron, Inc.......................................    800    5,888
   *Perficient, Inc.......................................  3,179   38,021
   *Pericom Semiconductor Corp............................  1,840   13,009
   *Pervasive Software, Inc...............................    800    7,320
   *Photronics, Inc.......................................  6,520   39,055
   *Pixelworks, Inc.......................................    300      789
   *Planar Systems, Inc...................................    131      227
   *Plantronics, Inc......................................  3,100  127,472
   *Plexus Corp...........................................  2,684   68,496
   *PLX Technology, Inc...................................  3,500   16,310
   *PMC-Sierra, Inc....................................... 13,555   78,348
   *Polycom, Inc..........................................  2,959   32,638
   *Power Integrations, Inc...............................  2,218   82,953
  #*Power-One, Inc........................................ 10,374   41,703
   *PRGX Global, Inc......................................  2,000   13,500
   *Progress Software Corp................................  4,275  100,334
   *PROS Holdings, Inc....................................    933   20,582
   *PTC, Inc..............................................  4,100   95,038
   *Pulse Electronics Corp................................    922      277
    QAD, Inc. Class A.....................................    697    9,681
    QAD, Inc. Class B.....................................    160    2,032
   *QLogic Corp...........................................  6,817   78,736
    QUALCOMM, Inc......................................... 10,854  716,690

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
   *Quantum Corp..........................................  4,896 $  6,659
   *QuinStreet, Inc.......................................  2,573   14,512
   *Rackspace Hosting, Inc................................  1,600  120,560
   *Radisys Corp..........................................  1,829    7,133
  #*RealD, Inc............................................  3,135   35,676
   *RealNetworks, Inc.....................................  2,452   18,782
   *Red Hat, Inc..........................................  2,126  118,121
   *Reis, Inc.............................................    600    8,766
   *Responsys, Inc........................................    979    7,470
   *RF Micro Devices, Inc................................. 20,200  101,000
    Richardson Electronics, Ltd...........................    900   10,908
    Rimage Corp...........................................    800    5,552
   *Riverbed Technology, Inc..............................  1,715   33,271
   *Rofin-Sinar Technologies, Inc.........................  1,841   47,185
   *Rogers Corp...........................................  1,000   46,860
   *Rosetta Stone, Inc....................................  1,595   20,671
   *Rovi Corp.............................................  1,300   22,477
   *Rubicon Technology, Inc...............................  1,694   11,384
   *Rudolph Technologies, Inc.............................  2,708   36,531
   *Saba Software, Inc....................................  1,400   12,964
   #SAIC, Inc............................................. 11,602  140,384
   *Salesforce.com, Inc...................................    600  103,278
   *Sandisk Corp..........................................  5,598  279,844
   *Sanmina Corp..........................................  4,208   40,060
   *Sapient Corp..........................................  4,728   57,256
   *ScanSource, Inc.......................................  1,900   55,214
   *SeaChange International, Inc..........................  3,525   39,304
   *Seagate Technology....................................  3,600  122,328
   *Semtech Corp..........................................  4,784  144,285
   *ShoreTel, Inc.........................................  2,000    8,580
   *Sigma Designs, Inc....................................  2,476   13,222
  #*Silicon Graphics International Corp...................  3,567   51,864
   *Silicon Image, Inc....................................  4,400   21,340
   *Silicon Laboratories, Inc.............................  3,026  132,055
   *Skyworks Solutions, Inc...............................  1,992   47,688
   *Smith Micro Software, Inc.............................  2,100    3,150
   *SMTC Corp.............................................  1,100    2,838
   *SolarWinds, Inc.......................................  1,900  103,398
   *Solera Holdings, Inc..................................  1,000   54,810
   *Spansion, Inc. Class A................................  5,831   67,056
   *Spark Networks, Inc...................................  1,000    7,220
   *SS&C Technologies Holdings, Inc.......................  6,300  142,569
   *Stamps.com, Inc.......................................    821   22,159
   *StarTek, Inc..........................................    700    3,017
   *STEC, Inc.............................................  3,428   17,346
   *Stratasys, Ltd........................................    400   31,392
   *Super Micro Computer, Inc.............................  2,560   31,693
    Supertex, Inc.........................................    628   12,007
   *Support.com, Inc......................................  2,850   11,884
   *Sycamore Networks, Inc................................  1,744    4,011
   *Symantec Corp.........................................  5,002  108,894
   *Symmetricom, Inc......................................  3,136   16,903
   *Synaptics, Inc........................................  2,000   70,160
   *SYNNEX Corp...........................................  2,949  106,017
   *Synopsys, Inc.........................................  5,017  167,768
    Syntel, Inc...........................................  1,200   69,948
   *Take-Two Interactive Software, Inc....................  8,217  100,001
    TE Connectivity, Ltd..................................  5,500  213,840
   *Tech Data Corp........................................  2,821  143,617
   *TechTarget, Inc.......................................  2,212   11,237
   *TeleCommunication Systems, Inc. Class A...............  1,125    2,542

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ -----------
Information Technology -- (Continued)
   *Telenav, Inc..........................................  2,000 $    15,800
   *TeleTech Holdings, Inc................................  3,253      60,831
    Tellabs, Inc.......................................... 20,300      46,284
    Telular Corp..........................................  1,709      18,953
   *Teradata Corp.........................................  1,850     123,321
   *Teradyne, Inc......................................... 12,646     204,359
    Tessco Technologies, Inc..............................    672      15,019
    Tessera Technologies, Inc.............................  3,970      69,674
   *Texas Instruments, Inc................................ 11,900     393,652
   *TIBCO Software, Inc...................................  1,804      42,286
   *TNS, Inc..............................................  1,234      25,852
   *Total System Services, Inc............................  2,141      49,778
    Transact Technologies, Inc............................    400       3,216
   *Trimble Navigation, Ltd...............................  1,300      81,250
   *TriQuint Semiconductor, Inc...........................  8,373      43,958
   *TTM Technologies, Inc.................................  2,400      19,128
   *Tyler Technologies, Inc...............................  1,000      54,050
   *Ultimate Software Group, Inc..........................    591      60,010
   *Ultra Clean Holdings..................................  1,300       7,293
   *Ultratech, Inc........................................  1,800      73,314
  #*Unisys Corp...........................................  1,788      39,711
    United Online, Inc....................................  9,058      60,145
   *Unwired Planet, Inc...................................  2,994       6,048
   *ValueClick, Inc.......................................  4,366      89,372
  #*Veeco Instruments, Inc................................  3,244     102,024
   *VeriFone Systems, Inc.................................  1,000      34,720
   *Verint Systems, Inc...................................  1,408      47,590
   *VeriSign, Inc.........................................  1,800      78,138
  #*ViaSat, Inc...........................................  2,399      92,146
   *Viasystems Group, Inc.................................    804      11,328
   *Virtusa Corp..........................................  2,900      60,059
    Visa, Inc.............................................  5,350     844,818
  #*Vishay Intertechnology, Inc...........................  9,807     107,779
   *Vishay Precision Group, Inc...........................    793      10,460
  #*VistaPrint NV.........................................  1,285      46,067
   *VMware, Inc. Class A..................................    400      30,592
   *Volterra Semiconductor Corp...........................  1,519      24,972
    Wayside Technology Group, Inc.........................    200       2,460
   *Web.com Group, Inc....................................  3,410      55,242
   *WebMD Health Corp.....................................    460       7,604
   *Websense, Inc.........................................  1,414      20,687
   *Westell Technologies, Inc. Class A....................  2,172       3,975
    Western Digital Corp.................................. 11,837     556,339
   *Western Union Co. (The)...............................  3,390      48,240
   *WEX, Inc..............................................  1,336     105,023
    Xerox Corp............................................ 58,411     467,872
    Xilinx, Inc...........................................  6,650     242,658
   *XO Group, Inc.........................................  2,465      23,713
    Xyratex, Ltd..........................................  2,100      19,530
   *Yahoo!, Inc........................................... 23,999     471,100
   *Zebra Technologies Corp. Class A......................  3,749     162,257
   *Zix Corp..............................................  3,419      11,146
   *Zygo Corp.............................................  1,500      23,865
                                                                  -----------
Total Information Technology..............................         42,448,207
                                                                  -----------
Materials -- (5.8%)
    A. Schulman, Inc......................................  2,365      76,035
   *A.M. Castle & Co......................................  1,581      26,640
   *AEP Industries, Inc...................................    575      37,019
   *Air Products & Chemicals, Inc.........................  2,000     174,860
    Airgas, Inc...........................................  2,643     251,719

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Materials -- (Continued)
   *Albemarle Corp........................................  1,400 $ 85,834
    Alcoa, Inc............................................ 49,187  434,813
    Allegheny Technologies, Inc...........................  2,850   90,203
   *Allied Nevada Gold Corp...............................  1,571   37,217
   *AMCOL International Corp..............................  2,051   60,566
   *American Pacific Corp.................................    300    5,904
   *American Vanguard Corp................................  2,100   71,190
    AptarGroup, Inc.......................................  3,752  193,341
   *Arabian American Development Co.......................  1,000    7,910
    Ashland, Inc..........................................  3,498  274,628
   #Axiall Corp...........................................  3,528  198,203
   *Ball Corp.............................................  1,570   69,896
    Bemis Co., Inc........................................  5,900  210,512
    Boise, Inc............................................  8,601   70,958
   *Buckeye Technologies, Inc.............................  3,715  106,806
    Cabot Corp............................................  4,342  162,521
   *Calgon Carbon Corp....................................  3,859   61,898
    Carpenter Technology Corp.............................  3,000  156,990
   *Century Aluminum Co...................................  5,613   48,328
    CF Industries Holdings, Inc...........................    826  189,294
    Chase Corp............................................    400    7,528
   *Chemtura Corp.........................................  8,402  199,295
   *Clearwater Paper Corp.................................  1,919   86,950
   #Cliffs Natural Resources, Inc.........................  1,900   70,889
   *Coeur d'Alene Mines Corp..............................  8,300  180,110
    Commercial Metals Co..................................  9,821  163,520
    Compass Minerals International, Inc...................  1,100   79,255
   *Contango ORE, Inc.....................................     20      160
   *Core Molding Technologies, Inc........................    283    1,995
   *Crown Holdings, Inc...................................  1,400   53,004
    Cytec Industries, Inc.................................  3,800  278,540
    Deltic Timber Corp....................................    681   49,413
    Domtar Corp...........................................  2,479  206,327
    Dow Chemical Co. (The)................................ 26,025  838,005
   *E.I. du Pont de Nemours & Co..........................  5,800  275,210
    Eagle Materials, Inc..................................  2,300  148,971
    Ecolab, Inc...........................................  1,956  141,614
   *Ferro Corp............................................  1,600    8,160
   *Flotek Industries, Inc................................  1,900   25,574
    FMC Corp..............................................  1,400   86,058
    Freeport-McMoRan Copper & Gold, Inc................... 25,215  888,829
    Friedman Industries, Inc..............................    400    4,388
    FutureFuel Corp.......................................    543    6,923
  #*General Moly, Inc.....................................  6,663   24,586
   *Globe Specialty Metals, Inc...........................  5,004   75,861
   *Golden Minerals Co....................................    900    3,123
   *Graphic Packaging Holding Co.......................... 20,546  144,027
    Greif, Inc. Class A...................................  1,400   65,772
   *Greif, Inc. Class B...................................    870   43,987
   *H.B. Fuller Co........................................  4,005  156,515
   *Hawkins, Inc..........................................    817   31,879
   *Haynes International, Inc.............................    600   30,672
   *Headwaters, Inc.......................................  3,100   29,016
    Hecla Mining Co....................................... 24,464  128,436
   *Horsehead Holding Corp................................  3,150   31,374
    Huntsman Corp......................................... 13,504  238,076
   *Innophos Holdings, Inc................................  1,905   96,336
   *Innospec, Inc.........................................  2,074   83,479
   *International Flavors & Fragrances, Inc...............    900   63,387
    International Paper Co................................ 11,602  480,555
    Intrepid Potash, Inc..................................  5,959  138,845

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Materials -- (Continued)
    Kaiser Aluminum Corp..................................  1,125 $ 69,930
    KapStone Paper & Packaging Corp.......................  4,231  101,544
    KMG Chemicals, Inc....................................    783   15,308
    Koppers Holdings, Inc.................................    800   32,448
   *Kraton Performance Polymers, Inc......................  1,406   36,908
   #Kronos Worldwide, Inc.................................  1,652   32,032
   *Landec Corp...........................................  2,183   25,759
   *Louisiana-Pacific Corp................................ 11,287  219,306
   *LSB Industries, Inc...................................  1,632   67,565
    LyondellBasell Industries NV Class A..................  4,082  258,880
   #Martin Marietta Materials, Inc........................  2,100  207,333
    Materion Corp.........................................  1,400   37,660
  #*McEwen Mining, Inc....................................  4,528   14,173
    MeadWestvaco Corp.....................................  7,186  225,281
   *Mercer International, Inc.............................  2,433   17,007
    Metals USA Holdings Corp..............................  2,669   47,989
    Minerals Technologies, Inc............................  3,638  150,504
  #*Molycorp, Inc.........................................    470    3,469
    Mosaic Co. (The)......................................  6,185  378,831
    Myers Industries, Inc.................................  3,823   56,504
    Neenah Paper, Inc.....................................  1,808   55,940
  #*NewMarket Corp........................................    300   76,548
    Newmont Mining Corp................................... 13,055  560,843
    Noranda Aluminum Holding Corp.........................  2,983   17,570
    Nucor Corp............................................  8,831  406,314
    Olin Corp.............................................  5,934  138,025
    Olympic Steel, Inc....................................    600   12,606
   *OM Group, Inc.........................................  1,766   48,777
   *Omnova Solutions, Inc.................................  5,202   42,552
   *Owens-Illinois, Inc...................................  8,549  203,466
    P.H. Glatfelter Co....................................  2,300   42,734
   *Packaging Corp. of America............................  5,569  214,017
   *Penford Corp..........................................    590    4,838
   *PolyOne Corp..........................................  5,708  124,663
   *PPG Industries, Inc...................................    783  107,952
   *Praxair, Inc..........................................  1,500  165,555
   *Quaker Chemical Corp..................................  1,000   57,170
    Reliance Steel & Aluminum Co..........................  3,664  237,134
    Rock Tenn Co Class A..................................  3,440  271,588
    Rockwood Holdings, Inc................................  4,389  240,210
    Royal Gold, Inc.......................................  2,400  179,208
    RPM International, Inc................................  4,569  142,598
   *RTI International Metals, Inc.........................  3,057   86,819
    Schnitzer Steel Industries, Inc. Class A..............  1,600   46,528
    Scotts Miracle-Gro Co Class A (The)...................  1,100   48,092
    Sealed Air Corp....................................... 10,201  190,963
    Sensient Technologies Corp............................  4,178  159,182
   *Sherwin-Williams Co (The).............................    500   81,070
   *Silgan Holdings, Inc..................................  2,100   90,090
    Sonoco Products Co....................................  5,742  177,945
   *Southern Copper Corp..................................    812   31,985
   *Spartech Corp.........................................  1,471   14,019
    Steel Dynamics, Inc...................................  9,541  145,119
   *Stepan Co.............................................  1,652   96,906
   *Stillwater Mining Co..................................  8,655  116,496
   *SunCoke Energy, Inc...................................  5,065   83,978
  #*Texas Industries, Inc.................................  2,079  118,170
   *United States Lime & Minerals, Inc....................    400   18,420
   #United States Steel Corp..............................  7,188  160,652
   *Universal Stainless & Alloy Products, Inc.............    500   17,865
   *Valspar Corp..........................................  1,101   72,974

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED



                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
    Vulcan Materials Co...................................   5,800 $   328,048
   *Walter Energy, Inc....................................     550      20,652
    Wausau Paper Corp.....................................   4,000      38,680
    Westlake Chemical Corp................................   3,155     289,818
   *Worthington Industries, Inc...........................   6,391     175,625
   *WR Grace & Co.........................................     800      57,440
    Zep, Inc..............................................   1,294      18,892
   *Zoltek Cos., Inc......................................   2,600      21,190
                                                                   -----------
Total Materials...........................................          16,826,286
                                                                   -----------
Other -- (0.0%)
  o*Gerber Scientific, Inc. Escrow Shares.................   1,200          --
                                                                   -----------
Telecommunication Services -- (3.2%)
    AT&T, Inc............................................. 123,317   4,290,198
    Atlantic Tele-Network, Inc............................   1,279      55,355
   *Boingo Wireless, Inc..................................     638       4,938
   *Cbeyond, Inc..........................................   2,307      20,302
    CenturyLink, Inc......................................  13,736     555,621
   *Cincinnati Bell, Inc..................................  10,767      51,143
   *Consolidated Communications Holdings, Inc.............   2,275      39,153
   *Crown Castle International Corp.......................   1,500     105,780
   #Frontier Communications Corp..........................  34,815     159,105
   *General Communications, Inc. Class A..................   4,100      34,891
    HickoryTech Corp......................................   1,100      10,648
    IDT Corp. Class B.....................................     901       9,208
   *Iridium Communications, Inc...........................   4,837      33,859
  #*Leap Wireless International, Inc......................   1,200       6,936
   *Level 3 Communications, Inc...........................   2,105      50,141
    Lumos Networks Corp...................................     900       8,739
   *MetroPCS Communications, Inc..........................  13,411     134,512
    Neutral Tandem, Inc...................................   2,493       6,906
  #*NII Holdings, Inc.....................................   4,601      32,207
    NTELOS Holdings Corp..................................     728       9,413
   *ORBCOMM, Inc..........................................   2,750      11,605
   *Premiere Global Services, Inc.........................   4,670      43,758
    Primus Telecommunications Group, Inc..................     936       9,996
   *SBA Communications Corp...............................   1,500     104,490
    Shenandoah Telecommunications Co......................   1,444      21,169
   *Sprint Nextel Corp.................................... 134,400     756,672
    Telephone & Data Systems, Inc.........................   6,622     167,470
   *tw telecom, Inc.......................................   3,350      92,560
   *United States Cellular Corp...........................   1,270      48,311
    USA Mobility, Inc.....................................   1,798      20,785
    Verizon Communications, Inc...........................  51,307   2,237,498
    Warwick Valley Telephone Co...........................     100       1,172
   #Windstream Corp.......................................  13,058     127,185
                                                                   -----------
Total Telecommunication Services..........................           9,261,726
                                                                   -----------
Utilities -- (2.5%)
    AES Corp. (The).......................................   7,991      86,622
    AGL Resources, Inc....................................   1,319      55,134
    ALLETE, Inc...........................................   1,900      87,666
    Alliant Energy Corp...................................   1,175      53,862
    Ameren Corp...........................................   2,459      79,770
    American Electric Power Co., Inc......................   2,611     118,252
    American States Water Co..............................   1,100      55,605
    American Water Works Co., Inc.........................   1,982      75,871
    Aqua America, Inc.....................................   3,100      84,413
    Artesian Resources Corp. Class A......................     400       9,060
    Atmos Energy Corp.....................................   2,552      95,343

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED



                                                           SHARES  VALUE+
                                                           ------ --------
Utilities -- (Continued)
    Avista Corp...........................................  2,922 $ 75,563
    Black Hills Corp......................................  2,648  106,847
   *Cadiz, Inc............................................    300    2,085
    California Water Service Group........................  2,200   42,900
   *Calpine Corp.......................................... 15,318  302,224
    CenterPoint Energy, Inc...............................  4,900  100,156
    CH Energy Group, Inc..................................    700   45,500
    Chesapeake Utilities Corp.............................    500   23,730
    CleCo Corp............................................  1,772   75,753
    CMS Energy Corp.......................................  3,000   77,100
    Connecticut Water Services, Inc.......................    800   23,712
    Consolidated Edison, Inc..............................  1,605   91,292
    Consolidated Water Co., Ltd...........................    959    8,573
    Delta Natural Gas Co., Inc............................     91    1,793
    Dominion Resources, Inc...............................  3,119  168,769
    DTE Energy Co.........................................  1,900  120,289
    Duke Energy Corp......................................  3,657  251,382
    Edison International, Inc.............................  1,785   86,019
    El Paso Electric Co...................................  1,900   64,011
    Empire District Electric Co. (The)....................  2,396   50,819
    Entergy Corp..........................................  1,000   64,600
    Exelon Corp...........................................  4,581  144,027
    FirstEnergy Corp......................................  2,100   85,029
    Gas Natural, Inc......................................    700    6,909
    Genie Energy, Ltd. Class B............................  1,601   11,431
    Great Plains Energy, Inc..............................  3,960   84,744
    Hawaiian Electric Industries, Inc.....................  2,699   72,792
    IDACORP, Inc..........................................  1,400   64,974
   #Integrys Energy Group, Inc............................    800   43,752
    ITC Holdings Corp.....................................  1,430  115,830
    Laclede Group, Inc. (The).............................  1,200   47,904
    MDU Resources Group, Inc..............................  1,981   46,197
    MGE Energy, Inc.......................................  1,009   52,862
    Middlesex Water Co....................................    748   14,444
    National Fuel Gas Co..................................    800   43,520
    New Jersey Resources Corp.............................  2,000   84,060
    NextEra Energy, Inc...................................  2,400  172,920
    NiSource, Inc.........................................  3,233   87,388
    Northeast Utilities, Inc..............................  2,456  100,033
    Northwest Natural Gas Co..............................    977   44,375
    NorthWestern Corp.....................................  1,782   65,916
   *NRG Energy, Inc....................................... 16,562  397,488
    NV Energy, Inc........................................  2,500   47,325
    OGE Energy Corp.......................................  1,000   58,710
   *ONEOK, Inc............................................  6,760  317,788
    Ormat Technologies, Inc...............................  2,600   55,276
    Otter Tail Corp.......................................  1,811   48,680
   #PepCo.Holdings, Inc...................................  2,300   44,896
    PG&E Corp.............................................  2,267   96,665
    Piedmont Natural Gas Co...............................  1,936   61,487
    Pinnacle West Capital Corp............................  1,100   58,718
    PNM Resources, Inc....................................  3,300   70,488
    Portland General Electric Co..........................  3,000   86,160
    PPL Corp..............................................  3,208   97,170
    Public Service Enterprise Group, Inc..................  2,709   84,467
    Questar Corp..........................................  4,747  110,273
    RGC Resources, Inc....................................    100    1,837
    SCANA Corp............................................  1,500   70,215
    Sempra Energy.........................................  1,333  100,042
    SJW Corp..............................................  1,148   31,134
    South Jersey Industries, Inc..........................  1,886  102,372

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED



                                                          SHARES      VALUE+
                                                          -------- ------------
Utilities -- (Continued)
    Southern Co. (The)...................................    4,958 $    219,292
    Southwest Gas Corp...................................    1,600       71,264
    TECO Energy, Inc.....................................    5,300       94,181
    UGI Corp.............................................    5,697      200,762
    UIL Holdings Corp....................................    3,090      114,979
    Unitil Corp..........................................      895       23,968
    UNS Energy Corp......................................    1,544       69,928
    Vectren Corp.........................................    2,548       80,415
    Westar Energy, Inc...................................    2,993       90,000
    WGL Holdings, Inc....................................    1,414       59,289
    Wisconsin Energy Corp................................    2,570      101,335
    Xcel Energy, Inc.....................................    2,445       67,922
    York Water Co........................................      462        8,732
                                                                   ------------
Total Utilities..........................................             7,117,080
                                                                   ------------
TOTAL COMMON STOCKS......................................           277,391,603
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  o*CVR Energy, Inc. Contingent Value Rights.............    4,700           --
   *FieldPoint Petroleum Corp. Warrants 03/23/17.........      100           85
                                                                   ------------
TOTAL RIGHTS/WARRANTS....................................                    85
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                          --------
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@DFA Short Term Investment Fund.......................  977,126   11,305,347
   @Repurchase Agreement, JPMorgan Securities LLC 0.20%,
     02/01/13 (Collateralized by $102,999 FNMA, rates
     ranging from 2.100%(r) to 6.163%(r), maturities
     ranging from 01/01/23 to 10/01/42, valued at
     $103,255) to be repurchased at $100,000............. $    100       99,999
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................            11,405,346
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $233,166,476)^^..................................          $288,797,034
                                                                   ============

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1      LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ----------- ------- ------------
Common Stocks
   Consumer Discretionary........ $ 39,009,932          --   --    $ 39,009,932
   Consumer Staples..............   15,771,973          --   --      15,771,973
   Energy........................   36,581,092 $     1,675   --      36,582,767
   Financials....................   64,669,011          --   --      64,669,011
   Health Care...................    8,129,229      23,682   --       8,152,911
   Industrials...................   37,551,710          --   --      37,551,710
   Information Technology........   42,447,352         855   --      42,448,207
   Materials.....................   16,826,286          --   --      16,826,286
   Other.........................           --          --   --              --
   Telecommunication Services....    9,261,726          --   --       9,261,726
   Utilities.....................    7,117,080          --   --       7,117,080
Rights/Warrants..................           85          --   --              85
Securities Lending Collateral....           --  11,405,346   --      11,405,346
                                  ------------ -----------   --    ------------
TOTAL............................ $277,365,476 $11,431,558   --    $288,797,034
                                  ============ ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                     U.S. SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE+
                                                           ------ --------
COMMON STOCKS -- (96.5%)
Consumer Discretionary -- (13.1%)
   *1-800-FLOWERS.COM, Inc. Class A.......................   900  $  3,618
    A.H. Belo Corp. Class A...............................   200     1,056
    Aaron's, Inc.......................................... 1,900    56,335
    Abercrombie & Fitch Co. Class A....................... 2,500   125,000
   *Advance Auto Parts, Inc...............................   400    29,408
   *AFC Enterprises, Inc..................................   127     3,691
   *Amazon.com, Inc....................................... 2,800   743,400
   *AMC Networks, Inc. Class A............................ 2,397   136,557
   *American Apparel, Inc................................. 1,450     2,059
   *American Eagle Outfitters, Inc........................ 4,631    93,592
   *American Public Education, Inc........................   300    11,559
   *America's Car-Mart, Inc...............................   200     7,964
    Ameristar Casinos, Inc................................   434    11,501
   *ANN, Inc.............................................. 1,272    39,228
   *Apollo Group, Inc. Class A............................ 1,100    22,242
    Arbitron, Inc.........................................   600    28,140
   *Arctic Cat, Inc.......................................   500    18,070
   *Asbury Automotive Group, Inc..........................   700    24,892
   *Ascena Retail Group, Inc.............................. 2,600    44,070
   *Ascent Capital Group, Inc. Class A....................   600    38,226
    Autoliv, Inc.......................................... 2,197   144,563
   *AutoNation, Inc....................................... 2,800   135,800
   *Bally Technologies, Inc...............................   400    19,264
  #*Barnes & Noble, Inc................................... 1,300    17,342
    Bassett Furniture Industries, Inc.....................   500     6,960
    bebe stores, Inc...................................... 1,927     8,055
   *Bed Bath & Beyond, Inc................................   600    35,220
    Belo Corp. Class A.................................... 4,422    37,454
    Best Buy Co., Inc..................................... 9,747   158,486
    Big 5 Sporting Goods Corp.............................   421     5,839
   *Big Lots, Inc......................................... 2,700    86,805
   *BJ's Restaurants, Inc.................................   200     6,394
   #Blyth, Inc............................................   400     5,604
    Bob Evans Farms, Inc..................................   500    22,135
   *Books-A-Million, Inc..................................   300       735
   *BorgWarner, Inc....................................... 2,900   215,122
   *Bridgepoint Education, Inc............................ 1,198    12,639
    Brinker International, Inc............................   500    16,370
   *Brookfield Residential Properties, Inc................   688    13,767
    Brunswick Corp........................................ 1,365    49,358
   *Buckle, Inc. (The)....................................   733    34,290
   *Buffalo Wild Wings, Inc...............................   200    14,710
   *Build-A-Bear Workshop, Inc............................   500     2,050
   *Cabela's, Inc......................................... 1,600    82,592
   *Cache, Inc............................................   200       494
    Callaway Golf Co...................................... 2,913    19,109
   *Cambium Learning Group, Inc...........................   900     1,134
   *Capella Education Co..................................   200     5,464
   *CarMax, Inc........................................... 3,498   137,891
   *Carmike Cinemas, Inc..................................   400     6,380
    Carriage Services, Inc................................   182     2,544
   *Carrols Restaurant Group, Inc.........................   100       627
   *Carter's, Inc......................................... 1,900   114,437
   *Casual Male Retail Group, Inc.........................   900     4,131
   *Cato Corp. Class A (The)..............................   720    19,850
   *CavCo Industries, Inc.................................   300    15,558
    CBS Corp. Class A.....................................   300    12,501
    CBS Corp. Class B..................................... 5,410   225,705

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Discretionary -- (Continued)
    CEC Entertainment, Inc................................    200 $    6,592
   *Central European Media Enterprises, Ltd. Class A......  2,252     13,309
   *Charter Communications, Inc. Class A..................    513     39,999
  #*Cheesecake Factory, Inc. (The)........................    600     19,896
   *Chico's FAS, Inc......................................  5,413     97,055
   *Children's Place Retail Stores, Inc. (The)............    400     19,936
   *Chipotle Mexican Grill, Inc...........................    200     61,402
   #Choice Hotels International, Inc......................    800     28,832
   *Christopher & Banks Corp..............................    600      3,720
    Churchill Downs, Inc..................................    195     12,609
   *Cinemark Holdings, Inc................................  4,200    118,188
   *Citi Trends, Inc......................................    400      5,176
   *Clear Channel Outdoor Holdings, Inc. Class A..........    800      6,000
   *Coach, Inc............................................  1,500     76,500
  #*Coinstar, Inc.........................................    300     15,264
  #*Coldwater Creek, Inc..................................    290      1,099
    Collectors Universe, Inc..............................    299      3,597
   #Columbia Sportswear Co................................  1,300     66,417
    Comcast Corp. Class A................................. 30,028  1,143,466
    Comcast Corp. Special Class A.........................  7,800    286,494
   *Conn's, Inc...........................................    765     21,757
   *Cooper Tire & Rubber Co...............................    772     19,655
    Core-Mark Holding Co., Inc............................    250     12,532
   *Cracker Barrel Old Country Store, Inc.................    236     15,298
   *Crocs, Inc............................................  2,687     39,929
    CSS Industries, Inc...................................    242      5,496
    CTC Media, Inc........................................  5,082     54,377
    Culp, Inc.............................................    400      7,000
   *Cumulus Media, Inc. Class A...........................  1,098      3,568
    D.R. Horton, Inc...................................... 11,461    271,167
    Dana Holding Corp.....................................  1,977     31,790
   *Darden Restaurants, Inc...............................  2,100     97,650
   *Deckers Outdoor Corp..................................  1,100     43,945
   *dELiA*s, Inc..........................................    400        412
   *Delta Apparel, Inc....................................    231      3,338
    Destination Maternity Corp............................    400      9,108
   *Dick's Sporting Goods, Inc............................    600     28,554
    Dillard's, Inc. Class A...............................  1,493    126,024
   *DineEquity, Inc.......................................    300     21,978
   *DIRECTV...............................................  4,385    224,249
   *Discovery Communications, Inc. Class A................  1,400     97,132
   *Discovery Communications, Inc. Class C................  2,074    132,135
   *DISH Network Corp. Class A............................  1,900     70,813
   *Dollar General Corp...................................  1,100     50,842
   *Dollar Tree, Inc......................................  2,400     95,976
    Domino's Pizza, Inc...................................    700     32,599
   *Dorman Products, Inc..................................    526     18,215
  #*DreamWorks Animation SKG, Inc. Class A................  3,248     56,548
   *Drew Industries, Inc..................................    400     14,648
   *DSW, Inc. Class A.....................................  1,035     69,273
    Dunkin' Brands Group, Inc.............................  2,900    105,879
   *E.W. Scripps Co. Class A (The)........................  1,807     19,859
  #*Education Management Corp.............................     49        212
    Einstein Noah Restaurant Group, Inc...................    414      5,320
   *Emerson Radio Corp....................................    900      1,530
   *Entercom Communications Corp. Class A.................  1,037      8,234
   *Ethan Allen Interiors, Inc............................    979     28,303
    Expedia, Inc..........................................  1,582    103,225
   *Express, Inc..........................................    759     13,950
   *Family Dollar Stores, Inc.............................  1,000     56,700
   *Federal-Mogul Corp....................................  2,329     21,753

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   *Fiesta Restaurant Group, Inc..........................    100 $  1,781
    Finish Line, Inc. Class A (The).......................  1,300   24,232
    Fisher Communications, Inc............................    400   14,192
    Foot Locker, Inc......................................  4,651  159,762
   *Ford Motor Co......................................... 28,200  365,190
   *Fossil, Inc...........................................  1,049  110,753
    Fred's, Inc. Class A..................................    800   10,576
   *Furniture Brands International, Inc...................    400      552
   *Gaiam, Inc. Class A...................................    700    2,289
    Gaming Partners International Corp....................    100      760
    Gannett Co., Inc......................................  7,622  149,620
    Gap, Inc. (The).......................................  7,581  247,747
  #*Garmin, Ltd...........................................  3,700  140,193
   *Geeknet, Inc..........................................     50      766
   *General Motors Co.....................................  9,119  256,153
   *Genesco, Inc..........................................    400   24,932
    Gentex Corp...........................................  2,500   47,825
   *Gentherm, Inc.........................................    600    8,688
   *G-III Apparel Group, Ltd..............................    713   25,590
   *Global Sources, Ltd...................................    569    4,666
   *GNC Holdings, Inc. Class A............................    557   20,019
   *Goodyear Tire & Rubber Co. (The)......................  3,100   42,656
   *Gordmans Stores, Inc..................................    317    3,785
  #*Grand Canyon Education, Inc...........................    503   12,002
   #Group 1 Automotive, Inc...............................    600   40,644
   *Guess?, Inc...........................................  1,314   35,596
   *H&R Block, Inc........................................  1,560   35,521
  #*Hanesbrands, Inc......................................  3,573  133,916
   *Harley-Davidson, Inc..................................  2,481  130,054
    Harman International Industries, Inc..................    976   43,705
    Harte-Hanks, Inc......................................  1,956   16,020
  #*Hasbro, Inc...........................................  3,114  116,370
    Haverty Furniture Cos., Inc...........................    300    5,400
   *Helen of Troy, Ltd....................................  1,346   48,725
   *Hibbett Sports, Inc...................................    200   10,532
   *Hillenbrand, Inc......................................    840   20,790
    Hooker Furniture Corp.................................    300    4,530
   *Hot Topic, Inc........................................    800    8,880
   *HSN, Inc..............................................  1,155   68,838
   *Hyatt Hotels Corp. Class A............................  1,252   50,168
   *Iconix Brand Group, Inc...............................  2,800   67,340
    International Speedway Corp. Class A..................    400   10,964
    Interpublic Group of Cos., Inc. (The).................  8,900  107,779
   *Interval Leisure Group, Inc...........................    671   13,286
   *iRobot Corp...........................................    463   10,593
   *Isle of Capri Casinos, Inc............................    339    2,383
  #*ITT Educational Services, Inc.........................    500    8,420
   #J.C. Penney Co., Inc..................................  8,024  163,128
   *Jack in the Box, Inc..................................    460   13,354
    JAKKS Pacific, Inc....................................    496    6,478
   *Jarden Corp...........................................    500   29,420
    Johnson Controls, Inc................................. 10,175  316,341
    Jones Group, Inc. (The)...............................  4,566   54,792
   *Jos. A. Bank Clothiers, Inc...........................    600   24,324
   *Journal Communications, Inc. Class A..................  1,300    7,124
    KB Home...............................................  3,690   70,368
   *Kid Brands, Inc.......................................    500      825
   *Kirkland's, Inc.......................................    500    5,785
    Kohl's Corp...........................................  5,781  267,602
   *K-Swiss, Inc. Class A.................................    328    1,545
   *Lamar Advertising Co. Class A.........................  2,762  117,772

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
   *Las Vegas Sands Corp..................................  2,851 $157,518
    La-Z-Boy, Inc.........................................  2,044   31,968
   *LeapFrog Enterprises, Inc.............................  1,600   14,416
    Lear Corp.............................................  1,813   88,837
   *Lee Enterprises, Inc..................................  1,000    1,270
    Leggett & Platt, Inc..................................  5,817  171,252
   #Lennar Corp. Class A..................................  5,400  224,316
    Lennar Corp. Class B Voting...........................  1,600   52,928
   *Libbey, Inc...........................................    300    5,634
   *Liberty Global, Inc. Class A..........................  1,807  123,400
   *Liberty Global, Inc. Class C..........................  2,901  184,968
   *Liberty Interactive Corp. Class A..................... 15,583  331,295
   *Liberty Media Corp. (531229102).......................  4,634  516,770
   *Liberty Media Corp. (531229201).......................     17    1,910
   *Liberty Ventures Series A.............................    774   57,764
   *Life Time Fitness, Inc................................    700   35,511
    Lifetime Brands, Inc..................................    500    5,320
    Limited Brands, Inc...................................  4,900  235,298
   *LIN TV Corp. Class A..................................  1,100   11,737
   *Lions Gate Entertainment Corp.........................     72    1,319
   *Lithia Motors, Inc. Class A...........................    600   25,962
   *Live Nation Entertainment, Inc........................  8,393   86,112
   *LKQ Corp..............................................  8,810  197,256
   *Lowe's Cos., Inc...................................... 12,513  477,871
   *Lululemon Athletica, Inc..............................  1,520  104,880
   *Lumber Liquidators Holdings, Inc......................    394   23,317
   *M/I Homes, Inc........................................    700   19,068
    Mac-Gray Corp.........................................    400    4,828
    Macy's, Inc...........................................  9,700  383,247
   *Madison Square Garden Co. Class A (The)...............  2,582  134,316
   *Maidenform Brands, Inc................................    723   14,033
    Marcus Corp...........................................    300    3,990
    Marine Products Corp..................................    700    4,417
   *MarineMax, Inc........................................    700    8,176
    Marriott International, Inc. Class A..................  6,625  264,868
   *Marriott Vacations Worldwide Corp.....................    496   22,012
   *Martha Stewart Living Omnimedia Class A...............    700    2,037
   *Mattel, Inc...........................................  4,087  153,794
  #*McClatchy Co. Class A (The)...........................  2,425    7,081
   *McDonald's Corp.......................................  4,200  400,218
   *McGraw-Hill Cos., Inc. (The)..........................  3,314  190,621
    MDC Holdings, Inc.....................................    618   24,300
  #*Media General, Inc. Class A...........................    600    2,556
    Men's Wearhouse, Inc. (The)...........................  2,900   88,015
   #Meredith Corp.........................................  1,642   59,539
   *Meritage Homes Corp...................................  1,100   48,664
   *MGM Resorts International............................. 20,510  261,913
   *Mohawk Industries, Inc................................  3,800  386,308
  #*Monro Muffler Brake, Inc..............................    581   21,044
    Morningstar, Inc......................................  1,663  112,568
  #*Motorcar Parts of America, Inc........................    440    2,935
   *Movado Group, Inc.....................................    805   29,431
    NACCO Industries, Inc. Class A........................    300   19,548
   *Nathan's Famous, Inc..................................    200    8,254
   *National CineMedia, Inc...............................  2,017   30,820
   *Nautilus, Inc.........................................    913    4,939
   *Navarre Corp..........................................    595    1,291
   *Netflix, Inc..........................................    400   66,096
   *New York & Co., Inc...................................  1,300    5,083
   *New York Times Co. Class A (The)......................  6,900   61,134
   *Newell Rubbermaid, Inc................................  5,578  130,971

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE+
                                                           ------ --------
Consumer Discretionary -- (Continued)
    News Corp. Class A.................................... 30,924 $857,832
    News Corp. Class B....................................  8,700  245,688
   *Nexstar Broadcasting Group, Inc. Class A..............    500    7,190
   *NIKE, Inc. Class B.................................... 10,488  566,876
   *Nordstrom, Inc........................................  2,600  143,598
    Nutrisystem, Inc......................................    400    3,612
   *NVR, Inc..............................................    200  205,932
   *Office Depot, Inc..................................... 14,721   63,742
    OfficeMax, Inc........................................  1,201   12,947
   *Omnicom Group, Inc....................................  3,100  168,268
   *Orbitz Worldwide, Inc.................................  1,593    4,604
  #*Orchard Supply Hardware Stores Corp. Class A..........     76      542
   *O'Reilly Automotive, Inc..............................  1,133  104,972
   *Orient-Express Hotels, Ltd. Class A...................  1,409   16,373
    Outdoor Channel Holdings, Inc.........................    500    3,860
   *Overstock.com, Inc....................................    299    4,019
   *Oxford Industries, Inc................................    600   29,628
   *Pacific Sunwear of California, Inc....................  1,600    3,168
   *Panera Bread Co. Class A..............................    200   31,962
   *Papa John's International, Inc........................    147    8,247
  #*Penn National Gaming, Inc.............................  1,120   54,499
    Penske Automotive Group, Inc..........................  2,300   75,716
    Pep Boys - Manny, Moe & Jack (The)....................  1,600   17,808
    Perry Ellis International, Inc........................    600   11,580
    PetMed Express, Inc...................................    500    6,520
   *PetSmart, Inc.........................................  1,100   71,951
    Pier 1 Imports, Inc...................................  2,000   43,380
   *Polaris Industries, Inc...............................  1,192  103,811
   *Pool Corp.............................................    800   36,656
   *Priceline.com, Inc....................................    300  205,641
   *PulteGroup, Inc.......................................  7,069  146,611
    PVH Corp..............................................  2,774  329,745
   *Quiksilver, Inc.......................................  6,800   44,472
    R.G. Barry Corp.......................................    400    5,352
   *Radio One, Inc. Class D...............................    897    1,220
   #RadioShack Corp.......................................  1,955    6,432
   *Ralph Lauren Corp.....................................    500   83,240
   *Red Lion Hotels Corp..................................    171    1,277
   *Red Robin Gourmet Burgers, Inc........................    200    7,394
   #Regal Entertainment Group Class A.....................  4,994   74,560
    Regis Corp............................................    798   14,164
    Rent-A-Center, Inc....................................  1,500   53,520
   *Rentrak Corp..........................................    200    4,096
    Ross Stores, Inc......................................  1,000   59,700
    Royal Caribbean Cruises, Ltd..........................  3,048  110,338
   *Ruby Tuesday, Inc.....................................  1,112    8,373
   *rue21, Inc............................................    540   16,043
   *Ruth's Hospitality Group, Inc.........................    500    3,880
    Ryland Group, Inc. (The)..............................  1,400   55,608
    Saga Communications, Inc. Class A.....................    133    6,267
   *Saks, Inc.............................................  3,900   42,159
    Salem Communications Corp. Class A....................    400    2,332
   *Sally Beauty Holdings, Inc............................  3,806  101,011
    Scholastic Corp.......................................    800   23,728
   *School Specialty, Inc.................................    400       41
   *Scientific Games Corp. Class A........................  1,408   12,517
   *Scripps Networks Interactive, Inc. Class A............  1,200   74,124
  #*Sealy Corp............................................    794    1,715
   #Sears Canada, Inc.....................................    935    8,882
  #*Sears Holdings Corp...................................  2,184  102,539
   *Select Comfort Corp...................................    800   17,616

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Discretionary -- (Continued)
    Service Corp. International...........................  3,293 $   49,164
   *SHFL Entertainment, Inc...............................    750     11,100
    Shiloh Industries, Inc................................    200      2,170
    Shoe Carnival, Inc....................................    470      9,621
   *Shutterfly, Inc.......................................    700     23,156
    Signet Jewelers, Ltd. ADR.............................  2,511    157,138
   *Sinclair Broadcast Group, Inc. Class A................  1,200     16,536
    Sirius XM Radio, Inc.................................. 31,864    100,053
    Six Flags Entertainment Corp..........................  1,620    101,963
   *Skechers U.S.A., Inc. Class A.........................  1,433     27,227
  #*Skullcandy, Inc.......................................    764      5,027
   *Skyline Corp..........................................    100        477
  #*Smith & Wesson Holding Corp...........................  2,082     17,905
   *Sonic Automotive, Inc. Class A........................  1,000     24,270
   *Sonic Corp............................................    400      4,464
    Sotheby's.............................................    620     22,270
    Stage Stores, Inc.....................................    500     11,425
    Standard Motor Products, Inc..........................    500     11,605
   *Standard Pacific Corp.................................  5,743     47,667
   *Stanley Furniture Co., Inc............................    264      1,228
   #Staples, Inc.......................................... 24,911    335,800
   *Starbucks Corp........................................  9,100    510,692
   *Starwood Hotels & Resorts Worldwide, Inc..............  2,955    181,467
   *Starz - Liberty Capital (85571Q102)...................  4,634     73,871
   *Starz - Liberty Capital (85571Q201)...................     17        275
    Stein Mart, Inc.......................................  1,256     10,601
   *Steiner Leisure, Ltd..................................    252     11,353
   *Steinway Musical Instruments, Inc.....................    191      4,248
   *Steven Madden, Ltd....................................  1,497     68,982
    Stewart Enterprises, Inc. Class A.....................    949      7,829
   *Stoneridge, Inc.......................................    400      2,504
    Strayer Education, Inc................................    203     11,551
    Sturm Ruger & Co., Inc................................    300     15,231
    Systemax, Inc.........................................    600      5,874
    Target Corp...........................................  6,900    416,829
   *Tempur-Pedic International, Inc.......................  1,100     42,856
   *Tenneco, Inc..........................................    400     13,984
  #*Tesla Motors, Inc.....................................  1,700     63,767
   *Texas Roadhouse, Inc..................................    819     14,406
    Thor Industries, Inc..................................  1,400     58,912
   *Tiffany & Co..........................................  3,178    208,954
    Time Warner Cable, Inc................................  3,636    324,840
    Time Warner, Inc...................................... 19,906  1,005,651
   *TJX Cos., Inc. (The)..................................  9,000    406,620
   *Toll Brothers, Inc....................................  3,000    112,350
   *Town Sports International Holdings, Inc...............    600      6,318
   *Tractor Supply Co.....................................  1,200    124,404
    Trans World Entertainment Corp........................  1,000      3,410
  #*TripAdvisor, Inc......................................  1,600     74,048
    True Religion Apparel, Inc............................  1,067     25,299
   *TRW Automotive Holdings Corp..........................  2,840    163,669
   *Tuesday Morning Corp..................................  1,000      8,400
   *Tupperware Brands Corp................................  2,350    179,070
   *Ulta Salon Cosmetics & Fragrance, Inc.................    900     88,038
   *Under Armour, Inc. Class A............................  1,400     71,218
   *Unifi, Inc............................................    433      5,846
   *Universal Electronics, Inc............................    451      8,614
   *UQM Technologies, Inc.................................    252        185
   *Urban Outfitters, Inc.................................    700     29,953
   *US Auto Parts Network, Inc............................    600      1,134
    V.F. Corp.............................................  1,464    216,057

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Discretionary -- (Continued)
   *Vail Resorts, Inc.....................................    575 $    30,389
   *Valassis Communications, Inc..........................  1,566      43,942
   *Valuevision Media, Inc. Class A.......................    500       1,355
  #*Vera Bradley, Inc.....................................    856      21,648
    Viacom, Inc. Class A..................................    400      25,272
   *Viacom, Inc. Class B..................................  4,000     241,400
  #*Virgin Media, Inc.....................................  3,607     142,080
   *Vitamin Shoppe, Inc...................................    676      41,290
   *VOXX International Corp...............................    518       5,004
    Walt Disney Co. (The)................................. 23,614   1,272,322
   *Warnaco Group, Inc. (The).............................  1,200      87,852
    Washington Post Co. Class B (The).....................    200      77,136
   #Weight Watchers International, Inc....................  1,500      80,205
    Wendy's Co. (The)..................................... 11,815      60,729
   *West Marine, Inc......................................    591       7,080
   *Wet Seal, Inc. Class A (The)..........................    800       2,240
    Whirlpool Corp........................................  3,000     346,140
    Wiley (John) & Sons, Inc. Class A.....................  1,600      61,280
   *Williams-Sonoma, Inc..................................  4,117     181,148
   *Winnebago Industries, Inc.............................    398       7,451
  #*WMS Industries, Inc...................................    573      14,182
    Wolverine World Wide, Inc.............................  1,500      64,500
    World Wrestling Entertainment, Inc. Class A...........  1,025       8,774
    Wyndham Worldwide Corp................................  3,300     184,107
   *Yum! Brands, Inc......................................  2,287     148,518
   *Zale Corp.............................................    300       1,476
  #*Zumiez, Inc...........................................    700      14,770
                                                                  -----------
Total Consumer Discretionary..............................         30,356,940
                                                                  -----------
Consumer Staples -- (7.7%)
    Altria Group, Inc..................................... 17,100     575,928
    Andersons, Inc. (The).................................    360      16,974
   *Avon Products, Inc....................................  6,964     118,249
    B&G Foods, Inc........................................    500      15,850
    Beam, Inc.............................................  2,650     162,551
   *Boulder Brands, Inc...................................  1,367      18,359
   *Brown-Forman Corp. Class B............................  1,950     126,165
    Calavo Growers, Inc...................................    140       3,487
  #*Campbell Soup Co......................................  6,013     220,737
   *Casey's General Stores, Inc...........................    800      43,784
   *Central Garden & Pet Co...............................    300       2,880
   *Central Garden & Pet Co. Class A......................    500       4,810
   *Chiquita Brands International, Inc....................  1,200       8,820
    Church & Dwight Co., Inc..............................  2,600     150,254
   *Clorox Co. (The)......................................  2,648     207,630
   *Coca-Cola Bottling Co. Consolidated...................    130       8,415
   *Coca-Cola Co. (The)................................... 30,130   1,122,041
    Coca-Cola Enterprises, Inc............................  7,928     276,449
   *Colgate-Palmolive Co..................................  5,874     630,691
    ConAgra Foods, Inc....................................  7,264     237,460
   *Constellation Brands, Inc. Class A....................  5,918     191,506
    Costco Wholesale Corp.................................  2,097     214,607
   *Craft Brew Alliance, Inc..............................    500       3,335
    CVS Caremark Corp..................................... 25,859   1,323,981
   *Dean Foods Co.........................................  9,842     180,207
   *Dole Food Co., Inc....................................  1,404      15,641
   *Dr. Pepper Snapple Group, Inc.........................  3,600     162,252
   *Elizabeth Arden, Inc..................................    900      34,569
    Energizer Holdings, Inc...............................  1,828     159,054
   *Estee Lauder Cos., Inc. Class A (The).................  3,800     231,534
    Flowers Foods, Inc....................................  4,880     131,174

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Consumer Staples -- (Continued)
   *Fresh Market, Inc. (The)..............................    335 $   16,378
   *General Mills, Inc....................................  6,700    280,998
   *Green Mountain Coffee Roasters, Inc...................  1,950     88,784
   *H.J. Heinz Co.........................................  2,800    169,764
   *Hain Celestial Group, Inc. (The)......................    940     53,571
   *Harris Teeter Supermarkets, Inc.......................  1,176     48,792
   #Herbalife, Ltd........................................  1,000     36,320
   *Hershey Co. (The).....................................    500     39,725
   *Hillshire Brands Co...................................  2,894     89,656
   *Hormel Foods Corp.....................................  4,198    145,293
    Ingles Markets, Inc. Class A..........................    300      5,757
    Ingredion, Inc........................................  1,360     89,855
    Inter Parfums, Inc....................................    866     18,801
   *J & J Snack Foods Corp................................    400     27,260
    J.M. Smucker Co. (The)................................  3,279    290,618
    John B. Sanfilippo & Son, Inc.........................     84      1,548
   *Kellogg Co............................................  3,200    187,200
   *Kimberly-Clark Corp...................................  2,920    261,369
    Kraft Foods Group, Inc................................  7,461    344,847
   *Kroger Co. (The)......................................  6,508    180,272
   *Mannatech, Inc........................................     15         91
    McCormick & Co., Inc..................................  2,376    148,144
    Mead Johnson Nutrition Co.............................    636     48,336
   *Medifast, Inc.........................................    500     12,265
    Molson Coors Brewing Co. Class B......................  4,789    216,367
    Mondelez International, Inc. Class A.................. 24,283    674,825
  #*Monster Beverage Corp.................................  1,330     63,707
    Nash Finch Co.........................................    122      2,534
    National Beverage Corp................................    800     11,048
    Nu Skin Enterprises, Inc. Class A.....................    600     25,416
    Oil-Dri Corp. of America..............................    202      5,606
   *Overhill Farms, Inc...................................    400      1,812
   *Pantry, Inc. (The)....................................    441      5,512
   *PepsiCo, Inc.......................................... 16,635  1,211,860
    Philip Morris International, Inc...................... 10,800    952,128
   *Pilgrim's Pride Corp..................................  1,506     12,726
   *Post Holdings, Inc....................................  1,218     46,272
   *Prestige Brands Holdings, Inc.........................  1,900     40,755
   #PriceSmart, Inc.......................................    246     18,944
    Procter & Gamble Co. (The)............................ 25,741  1,934,694
    Reliv' International, Inc.............................    400        504
   *Revlon, Inc. Class A..................................  1,321     20,806
  #*Reynolds American, Inc................................  5,600    246,288
   #Safeway, Inc.......................................... 10,282    197,928
   *Sanderson Farms, Inc..................................    500     25,240
   *Seneca Foods Corp. Class A............................    129      3,871
   *Smithfield Foods, Inc.................................  4,649    108,368
    Snyders-Lance, Inc....................................  1,704     43,333
    Spartan Stores, Inc...................................    564      9,159
   *Spectrum Brands Holdings, Inc.........................  1,861     94,241
    SUPERVALU, Inc........................................ 11,018     43,080
   *Susser Holdings Corp..................................    419     17,539
   *Sysco Corp............................................  5,405    171,717
   #Tootsie Roll Industries, Inc..........................  1,264     34,254
   *TreeHouse Foods, Inc..................................    200     10,586
   *United Natural Foods, Inc.............................    911     49,176
  #*USANA Health Sciences, Inc............................    400     14,180
    Walgreen Co........................................... 14,338    572,946
   *Wal-Mart Stores, Inc.................................. 21,704  1,518,195
   *WD-40 Co..............................................    400     21,368
    Weis Markets, Inc.....................................    606     24,398

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Consumer Staples -- (Continued)
   *Whole Foods Market, Inc...............................  3,500 $   336,875
                                                                  -----------
Total Consumer Staples....................................         17,973,296
                                                                  -----------
Energy -- (11.1%)
    Alon USA Energy, Inc..................................  2,119      41,575
  #*Alpha Natural Resources, Inc..........................  9,043      80,121
    Anadarko Petroleum Corp...............................  6,481     518,610
    Apache Corp...........................................  5,512     461,685
   *Approach Resources, Inc...............................  1,205      32,041
  #*Arch Coal, Inc........................................ 12,669      90,203
   *Atwood Oceanics, Inc..................................  3,100     163,587
    Baker Hughes, Inc.....................................  8,936     399,618
   *Basic Energy Services, Inc............................  1,000      12,930
    Berry Petroleum Co. Class A...........................  2,100      77,322
   *Bill Barrett Corp.....................................  2,201      35,150
    Bolt Technology Corp..................................    200       2,980
   *BPZ Resources, Inc....................................  3,512      11,063
    Bristow Group, Inc....................................  1,535      87,464
   *C&J Energy Services, Inc..............................  2,419      55,419
    Cabot Oil & Gas Corp..................................  5,400     285,012
   *Cal Dive International, Inc...........................  2,777       5,276
   *Callon Petroleum Co...................................  1,690       8,703
   *Cameron International Corp............................  3,374     213,608
   *CARBO Ceramics, Inc...................................    700      56,077
   *Carrizo Oil & Gas, Inc................................  1,623      34,862
   *Cheniere Energy, Inc..................................  4,199      89,145
   #Chesapeake Energy Corp................................ 17,704     357,267
    Chevron Corp.......................................... 19,201   2,210,995
    Cimarex Energy Co.....................................  2,358     150,582
   *Clayton Williams Energy, Inc..........................    300      11,955
  #*Clean Energy Fuels Corp...............................  2,990      38,302
   *Cloud Peak Energy, Inc................................  2,566      44,931
   *Cobalt International Energy, Inc......................  3,451      83,549
   *Comstock Resources, Inc...............................  2,145      31,296
   *Concho Resources, Inc.................................  3,500     319,270
    ConocoPhillips........................................ 15,315     888,270
    CONSOL Energy, Inc....................................  5,826     182,587
    Contango Oil & Gas Co.................................    600      25,758
   *Continental Resources, Inc............................  1,100      91,432
   *Core Laboratories NV..................................    600      76,584
   *Crimson Exploration, Inc..............................  1,920       5,875
    Crosstex Energy, Inc..................................  2,100      35,490
   *Dawson Geophysical Co.................................    300       8,016
    Delek US Holdings, Inc................................  1,400      47,558
   *Denbury Resources, Inc................................ 12,118     225,758
    Devon Energy Corp.....................................  6,504     371,964
    DHT Holdings, Inc.....................................    612       2,791
    Diamond Offshore Drilling, Inc........................  3,384     254,105
   *Double Eagle Petroleum Co.............................    400       2,032
   *Dresser-Rand Group, Inc...............................  2,700     164,835
   *Dril-Quip, Inc........................................  1,320     107,039
  #*Endeavour International Corp..........................  1,675       9,112
    Energen Corp..........................................  2,564     123,431
    Energy XXI (Bermuda), Ltd.............................  3,420     107,114
   *ENGlobal Corp.........................................    600         390
    EOG Resources, Inc....................................  4,264     532,915
   *EPL Oil & Gas, Inc....................................  1,450      35,467
    EQT Corp..............................................  2,490     147,931
   *Evolution Petroleum Corp..............................    400       3,764
   #EXCO Resources, Inc...................................  3,408      21,845
   *Exterran Holdings, Inc................................  3,017      70,115

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Energy -- (Continued)
    Exxon Mobil Corp...................................... 33,854 $3,045,844
   *FMC Technologies, Inc.................................  3,900    184,665
   *Forest Oil Corp.......................................  3,301     22,975
   *FX Energy, Inc........................................    600      2,394
   *Geospace Technologies Corp............................    400     36,064
   *Global Geophysical Services, Inc......................  1,335      5,100
   *GMX Resources, Inc....................................    183      1,206
   *Green Plains Renewable Energy, Inc....................  1,300     10,153
    Gulf Island Fabrication, Inc..........................    600     13,932
    Gulfmark Offshore, Inc. Class A.......................  1,300     45,188
  #*Gulfport Energy Corp..................................  2,300     94,921
   *Halcon Resources Corp.................................  1,890     14,440
    Halliburton Co........................................ 10,157    413,187
   *Harvest Natural Resources, Inc........................  1,569     14,560
  #*Heckmann Corp......................................... 11,351     43,588
   *Helix Energy Solutions Group, Inc.....................  4,915    116,584
    Helmerich & Payne, Inc................................  3,100    199,454
   *Hercules Offshore, Inc................................  7,529     49,541
    Hess Corp.............................................  4,271    286,840
   *HKN, Inc..............................................      8        668
    HollyFrontier Corp....................................  5,493    286,844
   *Hornbeck Offshore Services, Inc.......................  1,463     53,853
   *Houston American Energy Corp..........................    397        100
   *ION Geophysical Corp..................................  6,000     40,800
  #*James River Coal Co...................................  1,300      3,913
   *Key Energy Services, Inc..............................  4,827     39,244
    Kinder Morgan, Inc....................................  8,108    303,726
   *Kodiak Oil & Gas Corp.................................  9,416     86,627
   *Kosmos Energy, Ltd....................................    823     10,189
   *Lone Pine Resources, Inc..............................  1,260      1,449
   *Lufkin Industries, Inc................................  1,200     69,492
   *Magnum Hunter Resources Corp..........................  3,583     14,475
    Marathon Oil Corp..................................... 11,243    377,877
    Marathon Petroleum Corp...............................  4,658    345,670
   *Matrix Service Co.....................................  1,260     17,993
   *McDermott International, Inc..........................  8,851    107,717
   *McMoran Exploration Co................................  5,579     88,204
   *Miller Energy Resources, Inc..........................    372      1,499
   *Mitcham Industries, Inc...............................    226      3,349
    Murphy Oil Corp.......................................  5,986    356,287
   *Nabors Industries, Ltd................................  7,886    131,460
    National Oilwell Varco, Inc...........................  5,192    384,935
   *Natural Gas Services Group, Inc.......................    400      7,276
   *Newfield Exploration Co...............................  2,133     62,924
   *Newpark Resources, Inc................................  4,042     34,842
    Noble Corp............................................ 10,533    426,586
    Noble Energy, Inc.....................................  2,222    239,509
   #Nordic American Tankers, Ltd..........................     60        518
  #*Northern Oil & Gas, Inc...............................  2,405     39,779
   *Oasis Petroleum, Inc..................................  3,285    117,866
    Occidental Petroleum Corp.............................  9,271    818,351
   *Oceaneering International, Inc........................  3,400    214,914
   *Oil States International, Inc.........................  2,418    187,588
    Panhandle Oil & Gas, Inc. Class A.....................    200      5,718
   *Parker Drilling Co....................................  3,800     21,356
    Patterson-UTI Energy, Inc.............................  6,286    127,857
   *PDC Energy, Inc.......................................  1,320     48,880
   *Peabody Energy Corp...................................  7,321    184,123
    Penn Virginia Corp....................................  2,203      9,451
   *PetroQuest Energy, Inc................................  2,500     12,850
   *PHI, Inc..............................................    505     16,710

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Energy -- (Continued)
    Phillips 66...........................................  7,500 $   454,275
   *Pioneer Energy Services Corp..........................  3,078      23,331
    Pioneer Natural Resources Co..........................  3,009     353,678
   *Plains Exploration & Production Co....................  4,210     201,028
    QEP Resources, Inc....................................  5,736     168,352
  #*Quicksilver Resources, Inc............................  2,200       6,028
    Range Resources Corp..................................  2,900     194,793
   *Rentech, Inc..........................................  6,215      19,080
   *Rex Energy Corp.......................................  2,322      30,488
   *RigNet, Inc...........................................    471      10,089
   *Rosetta Resources, Inc................................  1,900     100,738
   *Rowan Cos. P.L.C. Class A.............................  4,087     140,920
   #RPC, Inc..............................................  5,625      84,206
  #*SandRidge Energy, Inc................................. 19,866     140,651
    Schlumberger, Ltd..................................... 18,250   1,424,412
    SEACOR Holdings, Inc..................................    900      81,873
   *SemGroup Corp. Class A................................  1,288      55,590
    Ship Finance International, Ltd.......................  2,989      50,395
   *SM Energy Co..........................................  2,809     163,371
   *Southwestern Energy Co................................  7,064     242,295
    Spectra Energy Corp...................................  6,700     186,126
   *Steel Excel, Inc......................................    300       7,665
   *Stone Energy Corp.....................................  1,800      40,500
   *Superior Energy Services, Inc.........................  5,894     147,173
   *Swift Energy Co.......................................    900      13,563
   *Synergy Resources Corp................................    974       6,039
   *Targa Resources Corp..................................    987      59,575
    Teekay Corp...........................................  4,093     143,992
   *TETRA Technologies, Inc...............................    100         850
    TGC Industries, Inc...................................    661       6,015
    Tidewater, Inc........................................  2,116     104,044
    Transocean, Ltd.......................................  7,118     403,662
   *Triangle Petroleum Corp...............................  1,612      10,139
  #*Ultra Petroleum Corp..................................  5,812     105,895
   *Unit Corp.............................................  2,369     114,020
   *Uranium Energy Corp...................................    455       1,024
   *USEC, Inc.............................................  2,251       1,275
   *VAALCO Energy, Inc....................................  2,200      18,678
   *Verenium Corp.........................................    300         708
   *W&T Offshore, Inc.....................................  3,407      59,963
   *Warren Resources, Inc.................................  2,562       7,763
   *Weatherford International, Ltd........................ 20,682     276,105
    Western Refining, Inc.................................  3,300     110,979
   *Westmoreland Coal Co..................................    400       4,016
   *Whiting Petroleum Corp................................  3,594     171,003
   *Willbros Group, Inc...................................  1,782      11,654
   *Williams Cos., Inc. (The).............................  5,900     206,795
   World Fuel Services Corp...............................  3,412     147,091
   *WPX Energy, Inc.......................................  1,433      21,538
                                                                  -----------
Total Energy..............................................         25,790,324
                                                                  -----------
Financials -- (15.7%)
    1st Source Corp.......................................    589      13,311
    1st United Bancorp, Inc...............................    188       1,207
    ACE, Ltd..............................................  5,521     471,107
   *Affiliated Managers Group, Inc........................    600      86,358
    Aflac, Inc............................................  5,300     281,218
   *Alexander & Baldwin, Inc..............................  1,536      51,610
   *Allegheny Corp........................................    208      75,003
    Allied World Assurance Co. Holdings AG................    822      69,730
    Allstate Corp. (The)..................................  9,275     407,172

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Alterra Capital Holdings, Ltd.........................   3,678 $  112,069
   *Altisource Asset Management Corp......................      50      6,287
   *Altisource Portfolio Solutions SA.....................     500     43,935
   *Altisource Residential Corp. Class B..................     166      2,988
   *American Capital, Ltd.................................   6,298     84,141
    American Equity Investment Life Holding Co............   2,258     30,438
   *American Express Co...................................   9,169    539,229
    American Financial Group, Inc.........................   3,414    145,300
   *American International Group, Inc.....................   6,610    250,056
    American National Insurance Co........................     600     46,326
   *American Safety Insurance Holdings, Ltd...............     214      4,276
    Ameriprise Financial, Inc.............................   2,406    159,566
   *Ameris Bancorp........................................     460      6,100
   *AMERISAFE, Inc........................................     720     20,621
   #AmTrust Financial Services, Inc.......................   2,452     81,504
    Aon P.L.C.............................................   2,596    149,893
   *Arch Capital Group, Ltd...............................   3,636    168,783
    Argo Group International Holdings, Ltd................     455     16,421
   #Arrow Financial Corp..................................     522     12,737
    Aspen Insurance Holdings, Ltd.........................   2,133     72,757
   *Asset Acceptance Capital Corp.........................   1,176      6,315
    Associated Banc-Corp..................................   3,427     48,903
    Assurant, Inc.........................................   2,100     80,304
    Assured Guaranty, Ltd.................................   4,869     88,275
    Asta Funding, Inc.....................................     300      2,841
    Astoria Financial Corp................................   2,905     28,295
   *Atlantic Coast Financial Corp.........................      39        136
   *Atlanticus Holdings Corp..............................     202        648
   *AV Homes, Inc.........................................      93      1,385
    Axis Capital Holdings, Ltd............................   2,212     84,653
    Baldwin & Lyons, Inc. Class B.........................     322      7,953
    Bancfirst Corp........................................     614     25,113
   *Bancorp, Inc. (The)...................................     911     10,732
    BancorpSouth, Inc.....................................   3,266     47,357
   *BancTrust Financial Group, Inc........................     200        570
    Bank Mutual Corp......................................   1,600      8,208
    Bank of America Corp.................................. 200,476  2,269,388
  #*Bank of Hawaii Corp...................................     900     43,281
   *Bank of Montreal......................................     282     17,828
    Bank of New York Mellon Corp. (The)...................  18,068    490,727
   *Bank of the Ozarks, Inc...............................   1,026     37,264
    BankFinancial Corp....................................     500      3,775
    BankUnited, Inc.......................................   2,100     56,490
    Banner Corp...........................................     661     19,962
    BB&T Corp.............................................   7,705    233,307
    BBCN Bancorp, Inc.....................................   2,952     35,690
   *BBX Capital Corp. Class A.............................     166      1,288
   *Beneficial Mutual Bancorp, Inc........................   1,621     15,173
    Berkshire Hills Bancorp, Inc..........................     517     12,511
    BlackRock, Inc........................................     720    170,122
   *BofI Holding, Inc.....................................     540     17,258
    BOK Financial Corp....................................     695     38,955
    Boston Private Financial Holdings, Inc................   2,818     26,066
    Brookline Bancorp, Inc................................   2,477     21,822
    Brown & Brown, Inc....................................   3,900    106,626
    Bryn Mawr Bank Corp...................................     239      5,530
    Calamos Asset Management, Inc. Class A................     500      5,210
    Camden National Corp..................................     200      6,750
   *Capital Bank Financial Corp. Class A..................      25        387
  #*Capital City Bank Group, Inc..........................     200      2,240
    Capital One Financial Corp............................   8,644    486,830

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
    CapitalSource, Inc....................................  7,660 $   62,123
    Capitol Federal Financial, Inc........................  6,023     70,770
    Cardinal Financial Corp...............................  1,000     16,340
    Cash America International, Inc.......................    500     23,955
    Cathay General Bancorp................................  2,951     57,279
    CBOE Holdings, Inc....................................  1,265     42,858
   *CBRE Group, Inc. Class A..............................  4,974    107,339
    Center Bancorp, Inc...................................    336      4,025
    Centerstate Banks, Inc................................    500      4,425
   *Central Pacific Financial Corp........................    111      1,788
    Charles Schwab Corp. (The)............................  7,516    124,239
    Chemical Financial Corp...............................    706     17,163
    Chubb Corp. (The).....................................  3,500    281,085
    Cincinnati Financial Corp.............................  4,012    170,269
   *CIT Group, Inc........................................  2,903    122,942
    Citigroup, Inc........................................ 63,077  2,659,326
   *Citizens, Inc.........................................  1,605     16,066
   #City Holding Co.......................................    600     22,674
    City National Corp....................................    800     42,368
    Clifton Savings Bancorp, Inc..........................    307      3,573
    CME Group, Inc........................................  1,800    104,112
    CNA Financial Corp....................................  2,800     87,220
    CNB Financial Corp....................................    200      3,398
    CNO Financial Group, Inc..............................  7,390     75,895
    CoBiz Financial, Inc..................................    800      6,528
    Cohen & Steers, Inc...................................    402     13,222
    Columbia Banking System, Inc..........................  1,463     29,553
    Comerica, Inc.........................................  6,293    216,227
    Commerce Bancshares, Inc..............................  3,443    129,285
    Community Bank System, Inc............................  1,480     42,032
    Community Trust Bancorp, Inc..........................    504     16,990
   *Cowen Group, Inc. Class A.............................    828      2,202
    Crawford & Co. Class A................................     53        267
    Crawford & Co. Class B................................    686      4,987
   *Credit Acceptance Corp................................    557     55,460
    Cullen/Frost Bankers, Inc.............................  1,000     58,890
    CVB Financial Corp....................................  3,700     40,700
   *DFC Global Corp.......................................  1,315     25,327
    Dime Community Bancshares, Inc........................  1,300     17,953
    Discover Financial Services...........................  3,053    117,205
    Donegal Group, Inc. Class A...........................    642      8,442
    Duff & Phelps Corp. Class A...........................  1,290     20,498
    East West Bancorp, Inc................................  4,600    107,870
    Eastern Insurance Holdings, Inc.......................    200      3,672
   *Eaton Vance Corp......................................  1,500     54,300
   *eHealth, Inc..........................................    500     12,185
    EMC Insurance Group, Inc..............................    430     10,733
    Employers Holdings, Inc...............................  1,000     21,310
   *Encore Capital Group, Inc.............................  1,237     37,221
    Endurance Specialty Holdings, Ltd.....................  1,572     67,470
   *Enstar Group, Ltd.....................................    500     61,530
    Enterprise Financial Services Corp....................    430      5,766
    Epoch Holding Corp....................................    400     11,200
    Erie Indemnity Co. Class A............................    600     42,804
    ESSA Bancorp, Inc.....................................    400      4,404
   *Evercore Partners, Inc. Class A.......................    800     30,656
    Everest Re Group, Ltd.................................  1,300    150,553
   *Ezcorp, Inc. Class A..................................  1,020     22,644
    FBL Financial Group, Inc. Class A.....................    800     27,944
    Federal Agricultural Mortgage Corp. Class C...........    301     10,327
  #*Federated Investors, Inc. Class B.....................  1,300     30,758

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
    Federated National Holding Co.........................    200 $    1,142
    Fidelity National Financial, Inc. Class A.............  4,800    120,480
    Fifth Third Bancorp...................................  8,123    132,324
    Financial Institutions, Inc...........................    300      6,027
   *First Acceptance Corp.................................  1,000      1,240
    First American Financial Corp.........................  3,984     95,178
   *First BanCorp.........................................  5,979     30,672
    First Bancorp.........................................    600      7,620
    First Busey Corp......................................  2,827     12,835
   *First California Financial Group, Inc.................    265      2,125
   *First Cash Financial Services, Inc....................    757     40,356
    First Commonwealth Financial Corp.....................  2,786     19,697
    First Community Bancshares, Inc.......................    500      7,975
    First Defiance Financial Corp.........................    222      4,547
    First Financial Bancorp...............................  1,807     27,629
   #First Financial Bankshares, Inc.......................    950     39,007
    First Financial Corp..................................    422     12,732
    First Financial Holdings, Inc.........................    313      4,742
   *First Financial Northwest, Inc........................    400      3,244
    First Interstate BancSystem, Inc......................    286      4,928
    First Merchants Corp..................................    466      7,013
    First Midwest Bancorp, Inc............................  2,533     32,093
    First Niagara Financial Group, Inc....................  6,394     50,129
    First Pactrust Bancorp, Inc...........................    350      4,116
   *First Place Financial Corp............................    400          2
    First Republic Bank...................................  2,294     81,873
   *First South Bancorp, Inc..............................    200      1,208
   #FirstMerit Corp.......................................  4,031     61,392
   *Flagstar Bancorp, Inc.................................    804     12,647
    Flushing Financial Corp...............................    631      9,995
    FNB Corp..............................................  5,192     60,175
   *Forest City Enterprises, Inc. Class A.................  4,468     75,554
   *Forestar Group, Inc...................................    300      5,709
    Fox Chase Bancorp, Inc................................    147      2,530
   *Franklin Resources, Inc...............................  1,500    205,320
    Fulton Financial Corp.................................  7,551     82,230
    Gallagher (Arthur J.) & Co............................  2,200     81,290
   *GAMCO Investors, Inc. Class A.........................    100      5,635
   *Genworth Financial, Inc. Class A...................... 23,205    212,790
    German American Bancorp, Inc..........................    254      5,672
    GFI Group, Inc........................................  2,588      8,799
    Glacier Bancorp, Inc..................................  2,610     40,664
   *Gleacher & Co., Inc...................................  1,051        809
   *Global Indemnity P.L.C................................    450      9,499
    Goldman Sachs Group, Inc. (The).......................  6,831  1,010,032
    Great Southern Bancorp, Inc...........................    300      7,458
   *Greenhill & Co., Inc..................................    779     45,883
   *Greenlight Capital Re, Ltd. Class A...................  1,100     26,455
   *Guaranty Bancorp......................................    600      1,248
   *Hallmark Financial Services, Inc......................    500      4,475
    Hampden Bancorp, Inc..................................    100      1,657
    Hancock Holding Co....................................  1,429     43,184
   *Hanmi Financial Corp..................................  1,188     19,543
    Hanover Insurance Group, Inc. (The)...................  1,599     66,454
   *Harris & Harris Group, Inc............................  1,200      4,548
    Hartford Financial Services Group, Inc................ 12,336    305,933
    HCC Insurance Holdings, Inc...........................  2,600    100,568
    Heartland Financial USA, Inc..........................    435     10,305
   *Heritage Commerce Corp................................    441      2,871
    Heritage Financial Group, Inc.........................    167      2,340
   *HFF, Inc. Class A.....................................  1,233     21,504

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Financials -- (Continued)
   *Hilltop Holdings, Inc.................................  2,026 $   26,622
   *Home Bancorp, Inc.....................................    196      3,742
   *Home BancShares, Inc..................................  1,038     36,039
    Home Federal Bancorp, Inc.............................    290      3,729
    Homeowners Choice, Inc................................    300      6,780
    Horace Mann Educators Corp............................  1,341     29,153
   *Howard Hughes Corp. (The).............................    410     29,520
    Hudson Valley Holding Corp............................    261      3,993
    Huntington Bancshares, Inc............................  9,647     67,143
    IBERIABANK Corp.......................................  1,009     51,953
   *ICG Group, Inc........................................  1,306     15,672
    Independence Holding Co...............................    330      3,264
    Independent Bank Corp.................................    700     21,693
    Interactive Brokers Group, Inc. Class A...............  1,595     22,808
   *IntercontinentalExchange, Inc.........................    700     97,125
    International Bancshares Corp.........................  2,097     40,996
   *INTL. FCStone, Inc....................................    459      8,042
    Invesco, Ltd.......................................... 11,715    319,234
   *Investment Technology Group, Inc......................  1,000     10,120
   *Investors Bancorp, Inc................................  3,967     70,018
    Janus Capital Group, Inc..............................  7,048     65,546
    Jefferies Group, Inc..................................  2,600     51,818
    JMP Group, Inc........................................    400      2,640
    Jones Lang LaSalle, Inc...............................  1,600    147,424
    JPMorgan Chase & Co................................... 62,154  2,924,346
    KBW, Inc..............................................  1,300     20,631
    Kearny Financial Corp.................................    900      9,090
    Kemper Corp...........................................  2,152     71,683
    Kennedy-Wilson Holdings, Inc..........................  1,495     22,410
    KeyCorp............................................... 23,198    218,061
   *Knight Capital Group, Inc. Class A....................  2,170      8,072
    Lakeland Bancorp, Inc.................................    551      5,372
    Lakeland Financial Corp...............................    500     12,220
    Lazard, Ltd. Class A..................................  1,883     65,246
    Legg Mason, Inc.......................................  8,127    224,712
   #Leucadia National Corp................................  2,652     67,493
    Life Partners Holdings, Inc...........................    312        849
    Lincoln National Corp.................................  4,700    136,206
    LPL Financial Holdings, Inc...........................  1,825     60,772
    M&T Bank Corp.........................................  3,078    316,080
    Maiden Holdings, Ltd..................................  1,756     17,859
    MainSource Financial Group, Inc.......................    700      9,660
   *Markel Corp...........................................    200     95,226
   *MarketAxess Holdings, Inc.............................    800     30,248
    Marlin Business Services Corp.........................    342      7,524
    Marsh & McLennan Cos., Inc............................  5,434    192,798
   *Maui Land & Pineapple Co., Inc........................    300      1,236
    MB Financial, Inc.....................................  1,811     40,512
  #*MBIA, Inc.............................................  4,900     42,189
   *MBT Financial Corp....................................    300      1,077
    MCG Capital Corp......................................  2,400     11,064
    Meadowbrook Insurance Group, Inc......................  1,600     10,032
    Medallion Financial Corp..............................    600      7,674
    Mercury General Corp..................................  2,000     79,200
   *Meridian Interstate Bancorp, Inc......................    478      8,355
    MetLife, Inc.......................................... 15,210    567,941
   *Metro Bancorp, Inc....................................    400      6,284
   *MGIC Investment Corp..................................  3,341      9,288
    Montpelier Re Holdings, Ltd...........................  1,800     43,884
   *Moody's Corp..........................................  2,097    114,958
    Morgan Stanley........................................ 26,043    595,083

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
   *MSCI, Inc.............................................  1,713 $ 57,797
    NASDAQ OMX Group, Inc. (The)..........................  1,705   48,286
   *National Financial Partners Corp......................  1,300   22,893
    National Interstate Corp..............................    500   15,250
    National Penn Bancshares, Inc.........................  5,514   53,762
   *Navigators Group, Inc. (The)..........................    533   28,905
    NBT Bancorp, Inc......................................  1,133   23,498
    Nelnet, Inc. Class A..................................  1,300   39,559
   *Netspend Holdings, Inc................................  1,648   17,864
   #New York Community Bancorp, Inc.......................  6,695   89,378
   *NewBridge Bancorp.....................................    300    1,926
   *NewStar Financial, Inc................................  1,500   21,390
    Northeast Community Bancorp, Inc......................    300    1,662
    Northern Trust Corp................................... 10,062  517,891
   *Northfield Bancorp, Inc...............................  1,587   17,755
    Northwest Bancshares, Inc.............................  3,449   42,078
    NYSE Euronext.........................................  2,726   94,238
    OceanFirst Financial Corp.............................    597    8,471
   *Ocwen Financial Corp..................................  2,649  103,232
    Old Republic International Corp.......................  6,763   77,098
   *Old Second Bancorp, Inc...............................    300      654
   *OmniAmerican Bancorp, Inc.............................    438   10,867
    OneBeacon Insurance Group, Ltd. Class A...............    822   11,229
    Oriental Financial Group, Inc.........................  1,501   21,569
    Oritani Financial Corp................................  1,450   21,953
    Pacific Continental Corp..............................    400    4,396
    PacWest Bancorp.......................................  1,300   35,724
   #Park National Corp....................................    600   39,270
   *Park Sterling Corp....................................  1,039    5,902
    PartnerRe, Ltd........................................  1,500  131,535
    Peoples Bancorp, Inc..................................    300    6,510
   *PHH Corp..............................................  2,035   44,526
   *Phoenix Cos, Inc. (The)...............................    130    3,533
   *PICO Holdings, Inc....................................    641   13,480
   *Pinnacle Financial Partners, Inc......................  1,087   23,338
   *Piper Jaffray Cos.....................................    400   15,492
    Platinum Underwriters Holdings, Ltd...................  1,141   55,601
    PNC Financial Services Group, Inc.....................  6,651  411,032
   *Popular, Inc..........................................  3,757  100,838
   *Portfolio Recovery Associates, Inc....................    800   85,560
    Primerica, Inc........................................  2,242   73,717
   *Primus Guaranty, Ltd..................................    500    4,675
    Principal Financial Group, Inc........................  8,026  248,886
    PrivateBancorp, Inc...................................  2,565   44,041
    ProAssurance Corp.....................................  2,320  104,493
    Progressive Corp. (The)...............................  6,790  152,707
    Prosperity Bancshares, Inc............................  2,000   90,220
    Protective Life Corp..................................  2,279   72,108
    Provident Financial Services, Inc.....................  2,132   31,618
    Provident New York Bancorp............................  1,000    8,930
    Prudential Financial, Inc.............................  7,577  438,557
    Radian Group, Inc.....................................  1,600   10,288
    Raymond James Financial, Inc..........................  1,615   72,077
    Regions Financial Corp................................ 15,453  120,224
    Reinsurance Group of America, Inc.....................  1,867  107,147
    RenaissanceRe Holdings, Ltd...........................  1,300  111,332
    Renasant Corp.........................................    600   11,670
    Republic Bancorp, Inc. Class A........................    338    7,595
   *Republic First Bancorp, Inc...........................    200      498
    Resource America, Inc. Class A........................    551    4,270
   *Riverview Bancorp, Inc................................    100      225

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Financials -- (Continued)
    RLI Corp..............................................    840 $ 57,968
    Rockville Financial, Inc..............................    760    9,789
    Roma Financial Corp...................................    600    9,048
    Ryman Hospitality Properties..........................    966   38,611
    S&T Bancorp, Inc......................................    953   17,573
    S.Y. Bancorp, Inc.....................................    564   12,752
   *Safeguard Scientifics, Inc............................    719   11,101
    Safety Insurance Group, Inc...........................    500   24,005
    Sandy Spring Bancorp, Inc.............................    703   13,955
    SCBT Financial Corp...................................    600   25,260
    SeaBright Holdings, Inc...............................    700    7,763
   *Seacoast Banking Corp. of Florida.....................     92      165
    SEI Investments Co....................................  2,470   66,591
    Selective Insurance Group, Inc........................  2,025   41,533
  #*Signature Bank........................................  1,300   96,109
    Simmons First National Corp. Class A..................    700   17,871
    Simplicity Bancorp, Inc...............................    100    1,442
    Southside Bancshares, Inc.............................    661   13,978
   *Southwest Bancorp, Inc................................    200    2,562
   *St. Joe Co. (The).....................................  2,100   49,350
    StanCorp Financial Group, Inc.........................  2,281   88,708
    State Auto Financial Corp.............................    800   12,176
    State Street Corp..................................... 10,000  556,500
    StellarOne Corp.......................................    500    7,475
    Sterling Bancorp......................................  1,100   10,549
    Stewart Information Services Corp.....................    700   18,592
   *Stifel Financial Corp.................................  1,916   70,605
   *Suffolk Bancorp.......................................    100    1,383
   *Sun Bancorp, Inc......................................    201      695
    SunTrust Banks, Inc...................................  4,780  135,609
    Susquehanna Bancshares, Inc...........................  6,753   77,119
   *SVB Financial Group...................................  1,700  112,829
   *SWS Group, Inc........................................    700    4,613
    Symetra Financial Corp................................  1,760   24,552
    Synovus Financial Corp................................ 28,014   72,276
   *T. Rowe Price Group, Inc..............................  1,500  107,175
   *Taylor Capital Group, Inc.............................    494    8,571
   #TCF Financial Corp....................................  6,235   85,170
    TD Ameritrade Holding Corp............................  2,892   56,076
   *Tejon Ranch Co........................................    400   12,224
    Territorial Bancorp, Inc..............................    368    8,431
   *Texas Capital Bancshares, Inc.........................  1,192   49,349
   *TFS Financial Corp....................................  2,709   27,713
    Thomas Properties Group, Inc..........................    667    3,435
    Tompkins Financial Corp...............................    220    9,000
    Torchmark Corp........................................    200   11,142
    Tower Group, Inc......................................  1,161   22,407
    TowneBank.............................................    320    4,854
    Travelers Cos., Inc. (The)............................  6,200  486,452
    Tree.com, Inc.........................................    172    3,007
    TriCo Bancshares......................................    400    6,592
    TrustCo Bank Corp.....................................  2,558   13,532
    Trustmark Corp........................................  2,295   53,083
    U.S. Bancorp.......................................... 22,168  733,761
   #UMB Financial Corp....................................  1,030   45,598
    Umpqua Holdings Corp..................................  3,549   44,859
    Union First Market Bankshares Corp....................    337    5,891
   #United Bankshares, Inc................................  1,775   45,245
   *United Community Banks, Inc...........................  2,088   21,903
    United Financial Bancorp, Inc.........................    559    8,368
    United Fire Group, Inc................................    930   21,567

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Financials -- (Continued)
    Universal Insurance Holdings, Inc.....................  1,435 $     6,515
    Univest Corp. of Pennsylvania.........................    628      10,601
    Unum Group............................................  8,400     195,804
    Validus Holdings, Ltd.................................  2,829     103,004
   #Valley National Bancorp...............................  3,168      31,015
    ViewPoint Financial Group, Inc........................  1,477      31,239
   *Virginia Commerce Bancorp, Inc........................    747       9,816
   *Virtus Investment Partners, Inc.......................    305      45,448
   *Waddell & Reed Financial, Inc.........................  1,100      43,670
   *Walker & Dunlop, Inc..................................    646      13,876
    Washington Banking Co.................................    400       5,636
    Washington Federal, Inc...............................  3,765      66,226
    Washington Trust Bancorp, Inc.........................    460      12,126
   *Waterstone Financial, Inc.............................    700       5,236
    Webster Financial Corp................................  3,005      66,861
    Wells Fargo & Co...................................... 88,485   3,081,933
    WesBanco, Inc.........................................    833      19,317
    West Bancorporation, Inc..............................    300       3,321
    West Coast Bancorp....................................    369       8,753
  #*Westamerica Bancorporation............................    618      27,452
   *Western Alliance Bancorp..............................  2,804      34,489
    Westfield Financial, Inc..............................    900       6,786
    Westwood Holdings Group, Inc..........................     96       4,036
    Willis Group Holdings P.L.C...........................  2,269      81,026
   *Wilshire Bancorp, Inc.................................  2,391      14,681
    Wintrust Financial Corp...............................  1,297      48,080
   *World Acceptance Corp.................................    400      31,020
    WR Berkley Corp.......................................  2,502     103,007
    WSFS Financial Corp...................................     82       3,729
    XL Group P.L.C........................................ 13,031     361,219
   *Yadkin Valley Financial Corp..........................    289         971
    Zions Bancorporation..................................  4,695     109,487
   *ZipRealty, Inc........................................    700       2,422
                                                                  -----------
Total Financials..........................................         36,349,703
                                                                  -----------
Health Care -- (11.0%)
    Abaxis, Inc...........................................    400      15,488
   *Abbott Laboratories................................... 11,400     386,232
   *AbbVie, Inc........................................... 11,400     418,266
   *ABIOMED, Inc..........................................     85       1,186
   *Accuray, Inc..........................................  2,534      12,949
   *Acorda Therapeutics, Inc..............................  1,213      35,031
   *Actavis, Inc..........................................  2,200     190,058
    Aetna, Inc............................................  6,375     307,466
   *Affymax, Inc..........................................    900      16,929
   *Affymetrix, Inc.......................................  1,997       7,569
    Agilent Technologies, Inc.............................  3,800     170,164
   *Air Methods Corp......................................  1,500      65,580
   *Albany Molecular Research, Inc........................    956       5,707
   *Alere, Inc............................................  1,766      37,545
   *Align Technology, Inc.................................  1,878      58,894
   *Alkermes P.L.C........................................  3,904      89,987
   *Allergan, Inc.........................................  4,600     483,046
   *Allscripts Healthcare Solutions, Inc..................  7,804      86,468
    Almost Family, Inc....................................    158       3,163
   *Alnylam Pharmaceuticals, Inc..........................     57       1,375
   *Alphatec Holdings, Inc................................    583       1,009
   *Amedisys, Inc.........................................  1,224      13,611
   *AmerisourceBergen Corp................................  2,100      95,277
    Amgen, Inc............................................  7,174     613,090
   *AMN Healthcare Services, Inc..........................  1,772      21,530

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Health Care -- (Continued)
   *Amsurg Corp...........................................  1,512 $ 47,190
    Analogic Corp.........................................    500   38,095
   *AngioDynamics, Inc....................................    377    4,599
   *Anika Therapeutics, Inc...............................    680    7,222
  #*Arena Pharmaceuticals, Inc............................  1,500   12,660
   *Ariad Pharmaceuticals, Inc............................  2,271   45,147
   *ArthroCare Corp.......................................  1,048   38,179
   *Astex Pharmaceuticals, Inc............................  2,598    8,703
  #*athenahealth, Inc.....................................    765   66,150
   *AtriCure, Inc.........................................    100      806
   *Bard (C.R.), Inc......................................    868   88,597
   *Baxter International, Inc.............................  4,300  291,712
   *Becton Dickinson & Co.................................  2,500  210,100
   *BioClinica, Inc.......................................    200    1,442
   *BioCryst Pharmaceuticals, Inc.........................    600      972
   *Biogen Idec, Inc......................................  2,800  437,024
   *Bio-Reference Labs, Inc...............................  1,000   27,770
   *BioScrip, Inc.........................................  2,394   26,885
   *Boston Scientific Corp................................ 51,875  387,506
   *Bovie Medical Corp....................................    300      825
   *Bristol-Myers Squibb Co............................... 17,431  629,956
   *Brookdale Senior Living, Inc..........................  5,222  141,046
   *Bruker Corp...........................................  4,340   73,216
   *Cambrex Corp..........................................    713    8,378
   *Cantel Medical Corp...................................  1,070   33,609
   *Capital Senior Living Corp............................  1,099   23,332
    Cardinal Health, Inc..................................  4,500  197,145
   *CareFusion Corp.......................................  5,613  174,228
   *Catamaran Corp........................................  1,188   61,645
   *Celgene Corp..........................................  3,700  366,152
   *Celldex Therapeutics, Inc.............................  1,699   12,675
   *Centene Corp..........................................  1,600   69,056
   *Cepheid, Inc..........................................  1,000   36,220
   *Cerner Corp...........................................  1,111   91,713
   *Charles River Laboratories International, Inc.........  1,098   45,369
  #*Chemed Corp...........................................    700   52,885
   *Chindex International, Inc............................    393    4,339
    Cigna Corp............................................  4,697  274,023
    Community Health Systems, Inc.........................  5,091  195,138
   *Computer Programs & Systems, Inc......................    184    9,680
   *Conceptus, Inc........................................  1,139   23,532
    CONMED Corp...........................................  1,261   37,036
   #Cooper Cos., Inc. (The)...............................  2,104  213,240
   *Corvel Corp...........................................    433   19,831
   *Covance, Inc..........................................  1,146   76,450
    Coventry Health Care, Inc.............................  3,500  160,405
    Covidien P.L.C........................................  4,400  274,296
   *Cross Country Healthcare, Inc.........................    700    3,955
    CryoLife, Inc.........................................    900    5,778
   *Cumberland Pharmaceuticals, Inc.......................    290    1,218
   *Cutera, Inc...........................................    527    5,797
   *Cyberonics, Inc.......................................    600   26,016
   *Cynosure, Inc. Class A................................    659   17,595
   *DaVita HealthCare Partners, Inc.......................  1,100  126,951
    DENTSPLY International, Inc...........................  2,400  100,224
   *Depomed, Inc..........................................  1,381    9,681
   *Edwards Lifesciences Corp.............................  1,734  155,939
   *Eli Lilly & Co........................................  6,100  327,509
   *Emergent Biosolutions, Inc............................  1,107   17,767
   *Emeritus Corp.........................................    948   25,672
   *Endo Health Solutions, Inc............................  2,700   85,482

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Health Care -- (Continued)
  #*Endocyte, Inc.........................................    561 $    5,627
   *Ensign Group, Inc. (The)..............................    738     21,077
  o*Enzo Biochem, Inc.....................................    646      1,867
    Enzon Pharmaceuticals, Inc............................  1,612      7,979
   *Exactech, Inc.........................................    500      9,595
   *ExamWorks Group, Inc..................................    606      8,769
   *Express Scripts Holding Co............................  6,275    335,210
   *Five Star Quality Care, Inc...........................  1,814     10,267
   *Furiex Pharmaceuticals, Inc...........................    175      5,626
   *Gentiva Health Services, Inc..........................  1,425     14,122
   *Gilead Sciences, Inc.................................. 14,800    583,860
   *Greatbatch, Inc.......................................  1,002     26,593
   *Haemonetics Corp......................................  2,427    101,788
   *Hanger, Inc...........................................  1,400     40,222
   *Harvard Bioscience, Inc...............................    600      2,982
    HCA Holdings, Inc.....................................  3,474    130,796
   *Health Management Associates, Inc. Class A............ 11,318    118,160
   *Health Net, Inc.......................................  2,806     76,323
   *HealthSouth Corp......................................  2,233     53,279
   *HealthStream, Inc.....................................    600     14,868
   *Healthways, Inc.......................................  1,491     15,685
   *Henry Schein, Inc.....................................  1,951    168,449
   *Hill-Rom Holdings, Inc................................  2,079     68,981
   *Hi-Tech Pharmacal Co., Inc............................    500     18,300
   *HMS Holdings Corp.....................................    353      9,623
   *Hologic, Inc..........................................  8,259    196,895
   *Hospira, Inc..........................................  5,640    192,437
    Humana, Inc...........................................  3,000    223,080
   *ICU Medical, Inc......................................    460     27,807
   *IDEXX Laboratories, Inc...............................    800     76,168
   *Illumina, Inc.........................................  1,176     59,541
   *Impax Laboratories, Inc...............................  2,100     42,336
  #*Incyte Corp...........................................  3,610     66,352
   *Infinity Pharmaceuticals, Inc.........................    418     14,400
   *Integra LifeSciences Holdings Corp....................  1,064     44,848
    Invacare Corp.........................................    810     12,741
   *IPC The Hospitalist Co................................    573     24,433
   *Jazz Pharmaceuticals P.L.C............................  1,600     90,224
   *Johnson & Johnson..................................... 29,443  2,176,427
   *Kindred Healthcare, Inc...............................  2,179     23,490
   *Laboratory Corp. of America Holdings..................    900     80,550
    Landauer, Inc.........................................    260     16,377
   *Lannet Co., Inc.......................................    400      2,392
    LeMaitre Vascular, Inc................................    500      3,175
   *LHC Group, Inc........................................    689     14,717
   *Life Technologies Corp................................  7,324    473,790
   *LifePoint Hospitals, Inc..............................  2,976    130,081
   *Luminex Corp..........................................    897     16,487
   *Magellan Health Services, Inc.........................  1,100     56,430
   *Masimo Corp...........................................  2,577     52,313
   *McKesson Corp.........................................  2,433    256,025
   *MedAssets, Inc........................................  2,569     50,224
  o*MedCath Corp..........................................    117        160
   *Medical Action Industries, Inc........................    300      1,383
   *Medicines Co. (The)...................................  1,638     48,943
   *Medidata Solutions, Inc...............................    224     10,481
   *Medivation, Inc.......................................    928     50,446
   *MEDNAX, Inc...........................................  2,100    179,676
   *Medtronic, Inc........................................ 13,479    628,121
    Merck & Co., Inc...................................... 39,796  1,721,177
   *Merge Healthcare, Inc.................................  3,333      8,966

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Health Care -- (Continued)
   *Merit Medical Systems, Inc............................  1,779 $   24,675
   *Mettler Toledo International, Inc.....................    300     63,759
   *Molina Healthcare, Inc................................  2,016     57,879
   *Momenta Pharmaceuticals, Inc..........................  1,446     18,234
   *MWI Veterinary Supply, Inc............................    430     48,293
   *Myrexis, Inc..........................................    213        626
   *Myriad Genetics, Inc..................................  2,499     67,623
    National Healthcare Corp..............................    500     24,065
   *Natus Medical, Inc....................................  1,182     14,562
  #*Novavax, Inc..........................................    700      1,253
   *NuVasive, Inc.........................................  1,987     34,236
   *Obagi Medical Products, Inc...........................    500      7,185
    Omnicare, Inc.........................................  4,650    181,118
   *Omnicell, Inc.........................................  1,529     24,158
   *Onyx Pharmaceuticals, Inc.............................  1,400    108,528
   *OraSure Technologies, Inc.............................    625      4,406
   *Orexigen Therapeutics, Inc............................  1,800     10,296
   *Orthofix International NV.............................    449     17,129
  #*Owens & Minor, Inc....................................  3,014     92,259
   *Palomar Medical Technologies, Inc.....................    595      5,813
   *PAREXEL International Corp............................  1,694     57,342
    Patterson Cos., Inc...................................  3,919    141,593
   *PDI, Inc..............................................    200      1,550
    PDL BioPharma, Inc....................................  4,450     30,616
    PerkinElmer, Inc......................................  4,931    173,768
   *Perrigo Co............................................    764     76,790
    Pfizer, Inc........................................... 63,534  1,733,208
   *PharMerica Corp.......................................  1,213     17,564
   *PhotoMedex, Inc.......................................      6         85
   *Pozen, Inc............................................    739      3,924
   *Progenics Pharmaceuticals, Inc........................    624      1,778
   *Providence Service Corp. (The)........................    447      8,283
   *PSS World Medical, Inc................................  1,700     49,181
    Quality Systems, Inc..................................    993     18,112
    Quest Diagnostics, Inc................................  3,376    195,639
   #Questcor Pharmaceuticals, Inc.........................  1,000     25,480
  #*Quidel Corp...........................................  1,116     25,043
   *RadNet, Inc...........................................    600      1,776
   *Regeneron Pharmaceuticals, Inc........................    754    131,151
   *Repligen Corp.........................................    989      6,824
   #ResMed, Inc...........................................  2,676    117,209
   *Rigel Pharmaceuticals, Inc............................  1,688     11,073
   *Rochester Medical Corp................................    271      3,165
   *RTI Biologics, Inc....................................  2,790     13,727
   *Salix Pharmaceuticals, Ltd............................  1,190     57,001
   *Sangamo Biosciences, Inc..............................     26        249
   *Santarus, Inc.........................................    674      9,005
   *SciClone Pharmaceuticals, Inc.........................  1,491      7,798
  #*Seattle Genetics, Inc.................................  1,709     50,330
    Select Medical Holdings Corp..........................  5,549     54,047
   *Sirona Dental Systems, Inc............................  2,500    166,175
   *Skilled Healthcare Group, Inc. Class A................    700      3,724
   *Solta Medical, Inc....................................  2,296      5,878
   *Spectranetics Corp....................................    600      9,996
   #Spectrum Pharmaceuticals, Inc.........................  1,060     13,367
    St. Jude Medical, Inc.................................  3,029    123,280
   *Staar Surgical Co.....................................    500      2,830
   *STERIS Corp...........................................  2,672    100,815
    Stryker Corp..........................................  2,500    156,625
   *SurModics, Inc........................................    714     17,215
   *Symmetry Medical, Inc.................................  1,706     18,271

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Health Care -- (Continued)
   *Team Health Holdings, Inc.............................  1,265 $    42,846
    Teleflex, Inc.........................................  1,814     136,050
   *Tenet Healthcare Corp.................................  1,375      53,391
   *Theragenics Corp......................................    600         930
 o#*Theravance, Inc.......................................    145       3,226
    Thermo Fisher Scientific, Inc.........................  2,362     170,395
   *Thoratec Corp.........................................  2,700      98,631
   *Tornier NV............................................    218       3,758
   *TranS1, Inc...........................................    300         747
   *Triple-S Management Corp. Class B.....................    800      14,456
   *Trius Therapeutics, Inc...............................     85         439
   *U.S. Physical Therapy, Inc............................    424      10,430
    UnitedHealth Group, Inc............................... 15,960     881,152
    Universal American Corp...............................  2,009      18,824
    Universal Health Services, Inc. Class B...............    991      56,130
   *Vanguard Health Systems, Inc..........................    993      13,872
   *Varian Medical Systems, Inc...........................  1,719     121,447
   *Vascular Solutions, Inc...............................    600      10,026
   *VCA Antech, Inc.......................................  4,144      89,510
   *Vertex Pharmaceuticals, Inc...........................  1,922      86,067
   *Vical, Inc............................................  1,651       5,911
   *ViroPharma, Inc.......................................  2,336      62,278
    Warner Chilcott P.L.C.................................  1,900      26,923
   *Waters Corp...........................................  1,800     164,826
   *WellCare Health Plans, Inc............................  1,400      70,994
    WellPoint, Inc........................................  6,300     408,366
   *West Pharmaceutical Services, Inc.....................  1,600      94,736
   *Wright Medical Group, Inc.............................  1,822      38,517
   *XenoPort, Inc.........................................    111         931
   oYoung Innovations, Inc................................    200       7,894
    Zimmer Holdings, Inc..................................  5,344     398,662
                                                                  -----------
Total Health Care.........................................         25,556,473
                                                                  -----------
Industrials -- (12.5%)
   *3M Co.................................................  5,334     536,334
    A.O. Smith Corp.......................................  2,200     152,416
   *AAON, Inc.............................................    750      17,055
    AAR Corp..............................................  1,540      29,029
    ABM Industries, Inc...................................  1,975      43,292
   *Acacia Research Corp..................................  1,134      28,951
   *ACCO Brands Corp......................................  3,257      27,131
    Aceto Corp............................................  1,000      10,440
   #Acorn Energy, Inc.....................................    200       1,472
   *Actuant Corp. Class A.................................  3,193      94,130
    Acuity Brands, Inc....................................    600      41,280
    ADT Corp. (The).......................................  3,702     175,845
   *Advisory Board Co. (The)..............................    600      32,538
   *AECOM Technology Corp.................................  4,952     126,623
   *Aegion Corp...........................................  1,353      31,823
   *Aerovironment, Inc....................................    903      19,550
   *AGCO Corp.............................................  3,296     174,688
   *Air Transport Services Group, Inc.....................  1,100       5,115
    Aircastle, Ltd........................................  2,100      28,980
    Alamo Group, Inc......................................    400      13,584
  #*Alaska Air Group, Inc.................................  1,200      55,356
    Albany International Corp. Class A....................  1,000      25,060
   *Allegiant Travel Co...................................    500      37,235
    Alliant Techsystems, Inc..............................  1,532      99,151
    Altra Holdings, Inc...................................    600      14,370
    Amerco, Inc...........................................    300      40,338
   *Ameresco, Inc. Class A................................    546       5,373

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    American Railcar Industries, Inc......................   800  $ 31,472
   *American Science & Engineering, Inc...................   300    20,274
  #*American Superconductor Corp..........................   439     1,163
   *American Woodmark Corp................................   400    11,124
    AMETEK, Inc........................................... 3,543   145,228
    Ampco-Pittsburgh Corp.................................   357     6,576
   *Apogee Enterprises, Inc............................... 1,700    41,565
   *Applied Industrial Technologies, Inc.................. 1,400    61,544
   *Argan, Inc............................................   422     7,934
   *Armstrong World Industries, Inc....................... 1,596    87,764
    Astec Industries, Inc................................. 1,000    35,320
   *Astronics Corp........................................   253     5,796
   *Atlas Air Worldwide Holdings, Inc.....................   511    23,041
    Avery Dennison Corp................................... 5,104   196,555
   *Avis Budget Group, Inc................................ 2,496    53,739
   *AZZ, Inc..............................................   800    34,232
   *B/E Aerospace, Inc.................................... 2,400   123,576
   *Babcock & Wilcox Co. (The)............................ 2,944    78,428
    Barnes Group, Inc..................................... 2,050    48,995
    Barrett Business Services, Inc........................   297    11,951
   *Beacon Roofing Supply, Inc............................ 1,700    61,438
    Belden, Inc........................................... 1,400    67,410
   *Blount International, Inc.............................   900    15,345
   *BlueLinx Holdings, Inc................................ 1,115     3,456
   *Boeing Co. (The)...................................... 4,800   354,576
    Brady Corp. Class A................................... 1,950    68,035
    Briggs & Stratton Corp................................ 2,000    47,460
   *Brink's Co. (The)..................................... 1,500    44,730
   *Builders FirstSource, Inc.............................   800     5,016
   *C.H. Robinson Worldwide, Inc.......................... 1,400    92,610
   *CAI International, Inc................................   400    10,032
    Carlisle Cos., Inc.................................... 1,958   125,606
    Cascade Corp..........................................   500    32,285
   *Casella Waste Systems, Inc. Class A...................   900     4,086
   *Caterpillar, Inc...................................... 5,600   550,984
   *CBIZ, Inc............................................. 1,118     6,775
    CDI Corp..............................................   500     8,510
    CECO Environmental Corp...............................   600     6,636
    Celadon Group, Inc....................................   500     9,905
   *Chart Industries, Inc................................. 1,000    66,190
    Cintas Corp........................................... 3,600   152,136
    CIRCOR International, Inc.............................   600    24,900
    CLAROC, Inc........................................... 1,400    70,644
   *Clean Harbors, Inc.................................... 1,500    83,385
    CNH Global NV.........................................   232    11,076
    Coleman Cable, Inc....................................   153     1,565
   *Colfax Corp........................................... 3,202   142,841
   *Columbus McKinnon Corp................................   699    13,225
    Comfort Systems USA, Inc.............................. 1,453    18,758
   *Commercial Vehicle Group, Inc......................... 1,000     8,090
   *Consolidated Graphics, Inc............................   280    10,256
    Con-way, Inc..........................................   800    25,104
   *Copart, Inc........................................... 3,600   129,276
   *Corporate Executive Board Co. (The)...................   600    30,066
    Corrections Corp. of America.......................... 2,900   109,881
    Courier Corp..........................................   400     4,844
    Covanta Holding Corp.................................. 2,200    43,384
   *CPI Aerostructures, Inc...............................   300     3,384
   *CRA International, Inc................................   400     7,436
    Crane Co..............................................   704    35,397
   *Cubic Corp............................................   800    37,600

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Cummins, Inc..........................................   2,740 $  314,634
    Danaher Corp..........................................   3,250    194,772
    Deere & Co............................................   3,500    329,210
   *Delta Air Lines, Inc..................................   7,646    106,203
   *Deluxe Corp...........................................   1,528     56,215
   *DigitalGlobe, Inc.....................................   1,300     36,361
   *Dolan Co. (The).......................................   1,291      4,531
   *Donaldson Co., Inc....................................   4,000    150,440
    Douglas Dynamics, Inc.................................     841     11,084
    Dover Corp............................................   3,270    226,219
   *Ducommun, Inc.........................................     200      3,206
   #Dun & Bradstreet Corp. (The)..........................   2,115    172,457
   *DXP Enterprises, Inc..................................     400     22,760
   *Dycom Industries, Inc.................................   1,200     25,176
    Dynamic Materials Corp................................     497      8,260
   *Eaton Corp. P.L.C.....................................   7,803    444,381
   *Echo Global Logistics, Inc............................     662     12,293
    EMCOR Group, Inc......................................   2,645     96,093
   *Emerson Electric Co...................................   9,583    548,627
    Encore Wire Corp......................................     782     25,509
   *Energy Recovery, Inc..................................     975      3,637
   *EnergySolutions, Inc..................................   2,328      8,916
   *EnerNOC, Inc..........................................     649     10,027
   *EnerSys, Inc..........................................   2,000     81,860
   *Engility Holdings, Inc................................     441      8,489
    Ennis, Inc............................................   1,000     15,610
   *EnPro Industries, Inc.................................     600     26,688
    Equifax, Inc..........................................   2,400    140,880
    ESCO Technologies, Inc................................   1,418     58,379
   *Esterline Technologies Corp...........................   1,300     86,307
    Exelis, Inc...........................................   7,490     82,315
    Expeditors International of Washington, Inc...........   3,885    166,666
   *Exponent, Inc.........................................     300     14,667
   *Fastenal Co...........................................   4,596    228,329
   *Federal Signal Corp...................................   2,530     20,341
    FedEx Corp............................................   2,758    279,799
   *Flow International Corp...............................     800      3,016
    Flowserve Corp........................................     800    125,416
   *Fluor Corp............................................   2,489    161,362
   *Fortune Brands Home & Security, Inc...................   2,238     73,272
   *Forward Air Corp......................................     400     14,844
   *Franklin Covey Co.....................................     400      5,552
   *Franklin Electric Co., Inc............................     700     46,564
    FreightCar America, Inc...............................     400      9,916
  #*FTI Consulting, Inc...................................   1,355     44,037
   *Fuel Tech, Inc........................................     100        428
   *Furmanite Corp........................................   1,258      6,680
    G & K Services, Inc. Class A..........................     393     15,736
    Gardner Denver, Inc...................................   1,600    112,592
    GATX Corp.............................................     600     28,410
   *Genco Shipping & Trading, Ltd.........................   1,212      4,048
   *Gencor Industries, Inc................................     300      2,217
   *GenCorp, Inc..........................................   1,473     15,805
    Generac Holdings, Inc.................................   2,221     82,577
   *General Cable Corp....................................   2,001     67,274
    General Dynamics Corp.................................   2,700    179,010
    General Electric Co................................... 126,141  2,810,421
   *Genesee & Wyoming, Inc. Class A.......................   1,400    118,412
    Geo Group, Inc. (The).................................   2,211     72,123
   *GeoEye, Inc...........................................     422     15,120
   *Gibraltar Industries, Inc.............................   1,224     21,261

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
    Global Power Equipment Group, Inc.....................    464 $  7,614
   *Gorman-Rupp Co. (The).................................    700   21,273
   *GP Strategies Corp....................................    500   10,700
   *Graco, Inc............................................  1,100   62,920
  #*GrafTech International, Ltd...........................  2,201   21,130
    Graham Corp...........................................    200    4,634
    Granite Construction, Inc.............................  1,048   38,105
    Great Lakes Dredge & Dock Corp........................  2,200   20,636
   *Greenbrier Cos., Inc..................................    363    7,235
    Griffon Corp..........................................  1,790   21,122
    H&E Equipment Services, Inc...........................  1,296   24,987
    Harsco Corp...........................................  3,652   93,089
   *Hawaiian Holdings, Inc................................  1,300    7,501
   *Heartland Express, Inc................................  2,788   38,558
    HEICO Corp............................................    788   35,744
   *HEICO Corp. Class A...................................    845   28,738
    Heidrick & Struggles International, Inc...............    505    7,984
   *Herman Miller, Inc....................................  1,088   26,874
   *Hertz Global Holdings, Inc............................ 17,306  316,354
   *Hexcel Corp...........................................  3,195   85,594
   *Hill International, Inc...............................  1,100    3,751
  #*HNI Corp..............................................  1,404   44,324
    Houston Wire & Cable Co...............................    600    7,170
   *Hub Group, Inc. Class A...............................    800   29,448
   *Hubbell, Inc. Class B.................................  1,724  156,970
   *Hudson Global, Inc....................................    800    3,848
   *Huntington Ingalls Industries, Inc....................  1,601   70,924
   *Hurco Cos., Inc.......................................    200    5,936
   *Huron Consulting Group, Inc...........................    700   23,870
    Hyster-Yale Materials Handling, Inc...................    600   30,108
   *ICF International, Inc................................    997   22,821
    IDEX Corp.............................................  2,800  139,692
   *IHS, Inc..............................................    800   82,320
   *II-VI, Inc............................................  2,048   34,857
   *Illinois Tool Works, Inc..............................    800   50,264
   *Ingersoll-Rand P.L.C..................................  6,258  321,599
  #*InnerWorkings, Inc....................................  1,200   16,692
    Innovative Solutions & Support, Inc...................    300    1,272
    Insperity, Inc........................................    771   25,929
    Insteel Industries, Inc...............................    594    9,005
   *Integrated Electrical Services, Inc...................    300    1,455
   *Interface, Inc........................................  1,796   30,137
    International Shipholding Corp........................    200    3,820
    Intersections, Inc....................................    600    6,228
    Iron Mountain, Inc....................................  2,068   70,746
    ITT Corp..............................................  3,818   98,046
   *J.B. Hunt Transport Services, Inc.....................    700   47,089
   *Jacobs Engineering Group, Inc.........................  5,403  259,938
   *JetBlue Airways Corp..................................  9,989   58,036
   *John Bean Technologies Corp...........................    808   15,102
   *Joy Global, Inc.......................................  1,800  113,706
   *Kaman Corp............................................    720   26,165
    Kansas City Southern..................................  1,900  176,909
    KAR Auction Services, Inc.............................  2,559   54,583
   *Kaydon Corp...........................................  1,623   40,250
    KBR, Inc..............................................  4,830  150,793
    Kelly Services, Inc. Class A..........................  1,200   19,128
    Kennametal, Inc.......................................  2,119   86,900
    Kforce, Inc...........................................  1,128   15,521
    Kimball International, Inc. Class B...................  1,135   12,258
   *Kirby Corp............................................  2,083  147,164

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   *Knight Transportation, Inc............................ 1,700  $ 27,115
   *Knoll, Inc............................................ 1,300    21,554
   *Korn/Ferry International.............................. 1,327    22,798
   *Kratos Defense & Security Solutions, Inc..............   330     1,455
    L.B. Foster Co. Class A...............................   400    17,324
    L-3 Communications Holdings, Inc...................... 2,493   189,269
    Landstar System, Inc..................................   400    22,816
    Lawson Products, Inc..................................   196     2,152
   *Layne Christensen Co..................................   712    16,141
    Lennox International, Inc.............................   731    42,040
   *Lincoln Electric Holdings, Inc........................ 2,700   145,611
    Lindsay Corp..........................................   350    32,564
   *LMI Aerospace, Inc....................................   400     8,840
    Lockheed Martin Corp.................................. 3,100   269,297
    LSI Industries, Inc...................................   600     4,344
   *Lydall, Inc...........................................   500     7,640
   *Magnetek, Inc.........................................    50       663
   *Manitowoc Co., Inc. (The)............................. 5,541    97,522
    Manpower, Inc......................................... 3,651   188,026
    Marten Transport, Ltd.................................   200     4,072
    Masco Corp............................................ 7,200   132,408
  #*MasTec, Inc........................................... 2,659    75,250
    McGrath RentCorp......................................   818    24,450
   *Meritor, Inc..........................................   300     1,368
    Met-Pro Corp..........................................   500     5,185
    Michael Baker Corp....................................   200     5,138
   *Middleby Corp.........................................   500    70,680
    Miller Industries, Inc................................   400     6,112
   *Mine Safety Appliances Co.............................   925    42,754
   *Mistras Group, Inc....................................   854    18,805
   *Mobile Mini, Inc...................................... 1,654    39,696
   *Moog, Inc. Class A.................................... 1,447    63,379
   *MSC Industrial Direct Co., Inc. Class A...............   700    55,384
   *Mueller Industries, Inc...............................   900    48,024
   *Mueller Water Products, Inc. Class A.................. 5,594    33,061
    Multi-Color Corp......................................   435    10,423
   *MYR Group, Inc........................................   900    20,205
   #National Presto Industries, Inc.......................   235    17,237
   *Navigant Consulting, Inc.............................. 1,346    15,519
   *NCI Building Systems, Inc.............................   700    10,836
   *Nielsen Holdings NV................................... 5,156   167,622
   *NN, Inc...............................................   316     2,926
   *Nordson Corp.......................................... 1,400    94,668
   *Nortek, Inc...........................................   104     7,504
    Northrop Grumman Corp................................. 3,000   195,120
   *Northwest Pipe Co.....................................   261     6,434
   *Ocean Power Technologies, Inc.........................   200       426
   *Old Dominion Freight Line, Inc........................ 3,300   123,024
    Omega Flex, Inc.......................................    93     1,322
   *On Assignment, Inc.................................... 1,588    38,827
   *Orbital Sciences Corp................................. 1,796    26,401
   *Orion Energy Systems, Inc.............................   600     1,218
   *Orion Marine Group, Inc...............................   472     3,682
   *Oshkosh Corp.......................................... 4,319   169,218
   *Owens Corning, Inc.................................... 6,280   261,688
    P.A.M. Transportation Services, Inc...................   100       944
  #*PACCAR, Inc........................................... 1,400    65,884
   #Pall Corp............................................. 2,113   144,318
   *Parker Hannifin Corp.................................. 1,600   148,752
   *Park-Ohio Holdings Corp...............................   300     7,242
   *Patrick Industries, Inc...............................   377     6,205

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Industrials -- (Continued)
   *Pendrell Corp.........................................  2,291 $  3,345
    Pentair, Inc..........................................  8,840  448,011
   *PGT, Inc..............................................    625    3,062
    Pike Electric Corp....................................  1,262   13,125
   #Pitney Bowes, Inc.....................................  3,903   56,242
  #*Polypore International, Inc...........................    967   37,317
   *Powell Industries, Inc................................    428   19,367
   *PowerSecure International, Inc........................    800    6,952
    Precision Castparts Corp..............................    581  106,555
   *Primoris Services Corp................................  1,616   30,995
   #Quad/Graphics, Inc....................................    969   21,027
   *Quality Distribution, Inc.............................    400    2,964
    Quanex Building Products Corp.........................  1,226   25,329
   *Quanta Services, Inc..................................  6,233  180,570
   #Raven Industries, Inc.................................    600   16,158
    Raytheon Co...........................................  4,500  237,060
   *RBC Bearings, Inc.....................................    700   36,911
    Regal-Beloit Corp.....................................  1,739  128,964
   *Republic Airways Holdings, Inc........................  1,333   11,184
    Resources Connection, Inc.............................  1,538   18,779
   *Roadrunner Transportation Systems, Inc................    650   13,072
    Robbins & Myers, Inc..................................  1,357   79,086
   *Robert Half International, Inc........................  2,644   93,175
   *Rockwell Automation, Inc..............................  2,500  222,975
   *Rockwell Collins, Inc.................................  2,000  117,760
   *Rollins, Inc..........................................  1,750   43,260
    Roper Industries, Inc.................................  2,420  284,229
   *RPX Corp..............................................    200    2,086
   #RR Donnelley & Sons Co................................  9,659   88,863
   *Rush Enterprises, Inc. Class A........................    887   20,986
    Ryder System, Inc.....................................  2,798  158,870
   *Saia, Inc.............................................    467   12,114
    Sauer-Danfoss, Inc....................................  1,100   59,037
    Schawk, Inc...........................................    600    7,704
    SeaCube Container Leasing, Ltd........................    371    8,522
   *Sensata Technologies Holding NV.......................  1,026   34,617
   *Shaw Group, Inc. (The)................................  3,101  146,739
    Simpson Manufacturing Co., Inc........................  1,739   56,378
    SkyWest, Inc..........................................  1,371   17,329
    SL Industries, Inc....................................    100    1,748
    Snap-on, Inc..........................................  2,327  188,534
    Southwest Airlines Co................................. 20,471  229,480
   *Sparton Corp..........................................    143    2,176
   *Spirit Aerosystems Holdings, Inc. Class A.............  3,604   57,448
   *Spirit Airlines, Inc..................................  1,400   27,146
    SPX Corp..............................................  2,340  174,634
   *Standard Parking Corp.................................    400    8,384
    Standard Register Co. (The)...........................    600      396
    Standex International Corp............................    340   19,261
    Stanley Black & Decker, Inc...........................  5,564  427,482
   *Steelcase, Inc. Class A...............................  2,650   36,120
   *Stericycle, Inc.......................................    500   47,175
   *Sterling Construction Co., Inc........................    400    4,100
   *Sun Hydraulics Corp...................................    900   24,840
   *Swift Transportation Co...............................    565    7,718
   *SYKES Enterprises, Inc................................  1,556   25,052
  #*TAL International Group, Inc..........................  1,300   54,470
   *Taser International, Inc..............................  1,400   11,718
   *Team, Inc.............................................    600   26,286
   *Tecumseh Products Co. Class A.........................    400    2,844
   *Teledyne Technologies, Inc............................  1,101   75,154

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Industrials -- (Continued)
   *Tennant Co............................................   600  $    27,624
   *Terex Corp............................................ 5,091      164,847
   *Tetra Tech, Inc....................................... 1,901       54,483
    Textainer Group Holdings, Ltd......................... 1,200       49,740
    Textron, Inc.......................................... 6,205      178,456
   *Thermon Group Holdings, Inc...........................   951       23,014
    Timken Co............................................. 2,900      155,469
    Titan International, Inc.............................. 1,199       29,124
   *Titan Machinery, Inc..................................   400       11,564
    Toro Co. (The)........................................ 1,000       44,030
    Towers Watson & Co.................................... 1,555       94,979
   *TransDigm Group, Inc.................................. 1,000      135,440
   *TRC Cos., Inc.........................................   500        2,985
   *Trex Co., Inc.........................................   400       16,900
   *Trimas Corp........................................... 1,369       42,288
    Trinity Industries, Inc............................... 1,300       51,610
    Triumph Group, Inc.................................... 2,000      140,740
   *TrueBlue, Inc......................................... 1,200       20,628
   *Tutor Perini Corp..................................... 1,011       16,772
    Twin Disc, Inc........................................   300        6,879
    Tyco International, Ltd............................... 7,404      223,823
   *Ultralife Corp........................................   200          644
    UniFirst Corp.........................................   600       49,044
    Union Pacific Corp....................................   146       19,193
   *United Continental Holdings, Inc...................... 6,748      162,964
   *United Parcel Service, Inc. Class B................... 5,739      455,045
   *United Rentals, Inc................................... 2,871      145,330
    United Stationers, Inc................................ 1,251       41,708
   *United Technologies Corp.............................. 8,986      786,904
    Universal Forest Products, Inc........................   700       28,455
    URS Corp.............................................. 3,026      125,518
  #*US Airways Group, Inc................................. 1,400       19,992
   *US Ecology, Inc.......................................   600       14,256
   *USG Corp.............................................. 1,700       49,963
    UTi Worldwide, Inc.................................... 1,800       26,568
    Valmont Industries, Inc...............................   731      106,521
   *Verisk Analytics, Inc. Class A........................ 2,392      131,943
   *Versar, Inc...........................................   489        2,078
    Viad Corp.............................................   809       22,587
   *Vicor Corp............................................   600        3,228
   *Volt Information Sciences, Inc........................   500        3,955
    VSE Corp..............................................   151        3,626
   *W.W. Grainger, Inc....................................   405       88,217
   *Wabash National Corp..................................   519        5,372
   *WABCO Holdings, Inc................................... 1,483       92,925
    Wabtec Corp........................................... 1,600      149,792
    Waste Connections, Inc................................ 3,588      129,240
    Watsco, Inc........................................... 1,400      105,490
    Watts Water Technologies, Inc. Class A................ 1,100       50,710
    Werner Enterprises, Inc...............................   900       21,258
   *WESCO International, Inc.............................. 1,649      120,262
   *Willis Lease Finance Corp.............................    78        1,149
    Woodward, Inc......................................... 1,978       75,975
   *XPO Logistics, Inc....................................   360        6,030
    Xylem, Inc............................................ 3,586      100,157
                                                                  -----------
Total Industrials.........................................         29,141,730
                                                                  -----------
Information Technology -- (15.0%)
  #*3D Systems Corp....................................... 1,000       57,850
   *Accelrys, Inc......................................... 1,845       17,380
   *Accenture P.L.C. Class A.............................. 7,811      561,533

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
   *ACI Worldwide, Inc....................................    990 $   47,065
   *Actuate Corp..........................................  1,433      8,068
   *Acxiom Corp...........................................  2,815     49,910
   *Adobe Systems, Inc....................................  6,389    241,696
    ADTRAN, Inc...........................................  1,506     30,421
   *Advanced Energy Industries, Inc.......................    980     15,043
  #*Advanced Micro Devices, Inc........................... 17,440     45,344
   *Advent Software, Inc..................................  1,800     44,370
   *Agilysys, Inc.........................................    761      6,476
  #*Alliance Data Systems Corp............................    600     94,560
   *Alpha & Omega Semiconductor, Ltd......................    249      2,019
    Altera Corp...........................................  1,600     53,472
    Amdocs, Ltd...........................................  4,342    154,966
   *American Software, Inc. Class A.......................    400      3,440
  #*Amkor Technology, Inc.................................    768      3,556
  #*Amphenol Corp. Class A................................    800     54,056
   *Amtech Systems, Inc...................................    200        782
    Analog Devices, Inc...................................  2,976    129,873
   *Anaren, Inc...........................................    400      7,828
   *Anixter International, Inc............................  1,157     77,843
   *ANSYS, Inc............................................  1,200     88,320
   *AOL, Inc..............................................  3,059     93,758
   *Apple, Inc............................................  9,440  4,298,126
    Applied Materials, Inc................................ 23,345    301,384
   *Arris Group, Inc......................................  3,913     64,643
  #*Aruba Networks, Inc...................................  1,864     42,947
   *AsiaInfo-Linkage, Inc.................................  2,100     23,058
   *Aspen Technology, Inc.................................  1,456     44,554
   *Atmel Corp............................................  1,475      9,882
   *ATMI, Inc.............................................    835     17,042
   *Autodesk, Inc.........................................  4,404    171,228
   *Automatic Data Processing, Inc........................  4,455    264,137
   *Avago Technologies, Ltd...............................  3,000    107,310
   *Avid Technology, Inc..................................  1,011      7,481
   *Avnet, Inc............................................  4,160    147,098
    Aware, Inc............................................    500      2,880
   *Badger Meter, Inc.....................................    485     24,003
    Bel Fuse, Inc. Class B................................    278      5,179
   *Benchmark Electronics, Inc............................  1,618     28,412
    Black Box Corp........................................    500     11,715
   *Blackbaud, Inc........................................    400      9,968
   *Blucora, Inc..........................................  1,400     20,804
   *BMC Software, Inc.....................................  1,400     58,170
  #*Booz Allen Hamilton Holding Corp......................  1,157     16,036
   *Bottomline Technologies (de), Inc.....................    938     27,277
    Broadcom Corp. Class A................................  4,452    144,467
   *Broadridge Financial Solutions, Inc...................  3,921     92,418
   *Brocade Communications Systems, Inc...................  8,924     51,045
   *BTU International, Inc................................    200        610
    CA, Inc............................................... 12,859    319,160
   *Cabot Microelectronics Corp...........................    468     17,297
   *CACI International, Inc. Class A......................    900     48,267
   *Cadence Design Systems, Inc...........................  4,600     64,078
   *CalAmp Corp...........................................    600      5,136
   *Calix, Inc............................................    847      6,895
   *Callidus Software, Inc................................    100        418
   *Cardtronics, Inc......................................    700     18,123
   *Cascade Microtech, Inc................................    300      2,244
   *Cass Information Systems, Inc.........................    442     17,150
   *CEVA, Inc.............................................      1         15
   *Checkpoint Systems, Inc...............................    979     11,807

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
   *CIBER, Inc............................................  2,092 $    7,071
   *Cirrus Logic, Inc.....................................    463     13,070
    Cisco Systems, Inc.................................... 65,591  1,349,207
   *Clearfield, Inc.......................................    600      3,156
   *Cognex Corp...........................................  1,239     49,139
   *Cognizant Technology Solutions Corp. Class A..........  2,315    180,987
   *Cogo Group, Inc.......................................    700      1,666
   *Coherent, Inc.........................................    900     49,869
    Cohu, Inc.............................................    323      3,385
    Communications Systems, Inc...........................    300      3,342
   *CommVault Systems, Inc................................    801     61,461
    Computer Sciences Corp................................  5,757    240,643
   *Computer Task Group, Inc..............................    610     11,675
   *Compuware Corp........................................  9,617    111,750
   *comScore, Inc.........................................    268      3,948
    Comtech Telecommunications Corp.......................    364      9,646
   *Concur Technologies, Inc..............................  1,400     93,660
   *Constant Contact, Inc.................................    624      9,397
    Convergys Corp........................................  4,549     77,424
   *CoreLogic, Inc........................................  3,993    104,776
    Corning, Inc..........................................  5,715     68,580
   *Cray, Inc.............................................  1,325     24,605
  #*Cree, Inc.............................................  4,344    187,444
   *CSG Systems International, Inc........................  1,128     21,240
    CTS Corp..............................................    685      6,816
   *Cymer, Inc............................................    537     55,295
   *Daktronics, Inc.......................................  1,378     16,343
   *Datalink Corp.........................................    240      2,110
   *Dealertrack Technologies, Inc.........................  1,373     43,359
    Dell, Inc............................................. 20,200    267,448
  #*Demand Media, Inc.....................................  1,267     10,706
   *Dice Holdings, Inc....................................  1,800     16,938
   *Diebold, Inc..........................................  2,480     73,011
   *Digi International, Inc...............................    815      7,987
    Digimarc Corp.........................................    127      2,719
   *Digital River, Inc....................................    936     13,591
   *Diodes, Inc...........................................    901     17,137
    Dolby Laboratories, Inc. Class A......................  1,265     40,872
   *DSP Group, Inc........................................     10         66
    DST Systems, Inc......................................  1,700    113,798
   *DTS, Inc..............................................    453      8,652
   *Dynamics Research Corp................................    300      2,058
    EarthLink, Inc........................................  3,454     23,487
   *eBay, Inc............................................. 15,393    860,930
   #Ebix, Inc.............................................    960     15,686
   *Echelon Corp..........................................    700      1,694
   *EchoStar Corp. Class A................................  1,534     55,807
    Electro Rent Corp.....................................    804     12,446
    Electro Scientific Industries, Inc....................  1,011     10,919
   *Electronics for Imaging, Inc..........................  1,609     36,396
   *Ellie Mae, Inc........................................    362      7,251
   *EMC Corp.............................................. 21,846    537,630
   *Emulex Corp...........................................  2,313     17,671
   *Entegris, Inc.........................................  3,413     33,652
   *Entropic Communications, Inc..........................  2,237     11,722
   *Envestnet, Inc........................................     90      1,252
    EPIQ Systems, Inc.....................................  1,009     12,451
    ePlus, Inc............................................    400     18,636
   *Equinix, Inc..........................................  1,116    240,420
   *Euronet Worldwide, Inc................................  1,560     38,173
   *Exar Corp.............................................  1,220     12,798

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
   *ExlService Holdings, Inc..............................  1,038 $   30,787
   *Extreme Networks......................................  2,741     10,114
   *F5 Networks, Inc......................................  1,000    104,880
  #*FactSet Research Systems, Inc.........................    644     59,583
   *Fair Isaac Corp.......................................  1,100     49,577
   *Fairchild Semiconductor International, Inc............  3,440     50,809
   *FARO Technologies, Inc................................    400     13,284
   *FEI Co................................................  1,200     73,152
  #*Finisar Corp..........................................  3,323     51,506
   *First Solar, Inc......................................  3,600    101,448
   *Fiserv, Inc...........................................  1,600    128,496
   *FleetCor Technologies, Inc............................  2,164    129,494
   *Forrester Research, Inc...............................    600     16,962
   *Fortinet, Inc.........................................  2,600     61,334
   *Freescale Semiconductor, Ltd..........................  1,600     23,120
  #*Fusion-io, Inc........................................  3,000     52,440
   *Gartner Group, Inc....................................  1,400     72,114
    Genpact, Ltd..........................................  6,716    112,493
   *Global Cash Access Holdings, Inc......................  2,100     15,855
   *Global Payments, Inc..................................  2,119    104,382
   *Globecomm Systems, Inc................................    671      8,320
   *Google, Inc. Class A..................................  2,513  1,899,049
   *GSI Group, Inc........................................    618      5,871
   *GSI Technology, Inc...................................    600      3,990
  #*GT Advanced Technologies, Inc.........................  2,386      7,540
    Hackett Group, Inc. (The).............................    800      3,440
   *Harmonic, Inc.........................................  3,664     19,163
   *Harris Corp...........................................  2,173    100,393
   *Heartland Payment Systems, Inc........................  1,088     34,555
    Hewlett-Packard Co.................................... 34,503    569,645
   *Hittite Microwave Corp................................    764     46,894
   *Hutchinson Technology, Inc............................    900      2,511
   *I.D. Systems, Inc.....................................    400      2,212
    IAC/InterActiveCorp...................................  2,800    115,500
   *Identive Group, Inc...................................     28         38
   *iGATE Corp............................................  1,502     26,255
   *iGo, Inc..............................................    500        135
   *Imation Corp..........................................    397      1,473
  #*Infinera Corp.........................................  3,206     22,859
   *Informatica Corp......................................  1,100     40,711
   *Ingram Micro, Inc. Class A............................  5,648    102,681
   *Innodata, Inc.........................................    400      1,504
   *Inphi Corp............................................      6         48
   *Insight Enterprises, Inc..............................  1,400     27,440
   *Integrated Device Technology, Inc.....................  2,264     16,369
   *Integrated Silicon Solution, Inc......................    700      6,559
   *Interactive Intelligence Group, Inc...................    500     20,110
   *InterDigital, Inc.....................................  1,200     52,068
   *Internap Network Services Corp........................  1,900     15,029
   *International Business Machines Corp..................  5,125  1,040,734
    Intersil Corp. Class A................................  5,929     51,286
   *Intevac, Inc..........................................    500      2,105
   *Intuit, Inc...........................................  3,300    205,854
    IPG Photonics Corp....................................    600     39,288
   *Itron, Inc............................................  1,479     68,611
   *Ixia..................................................  2,248     42,690
    IXYS Corp.............................................    734      7,076
  #*j2 Global, Inc........................................  1,601     50,944
   *Jabil Circuit, Inc....................................  7,125    134,734
    Jack Henry & Associates, Inc..........................  2,600    107,848
   *JDS Uniphase Corp.....................................  6,748     97,913

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
   *Juniper Networks, Inc................................. 21,880 $  489,674
   *Kemet Corp............................................    318      1,832
   *Key Tronic Corp.......................................    334      3,216
  o*KIT Digital, Inc......................................    577        231
    KLA-Tencor Corp.......................................  1,300     71,383
   *Kopin Corp............................................  1,468      5,079
   *Kulicke & Soffa Industries, Inc.......................  1,812     20,512
   *KVH Industries, Inc...................................     99      1,441
   *Lam Research Corp.....................................  5,219    214,710
   *Lattice Semiconductor Corp............................    830      3,694
   *Lender Processing Services, Inc.......................  2,438     58,610
    Lexmark International, Inc. Class A...................  3,325     80,000
   *Limelight Networks, Inc...............................  1,080      2,549
   *Linear Technology Corp................................  2,200     80,564
   *LinkedIn Corp. Class A................................    791     97,918
   *Lionbridge Technologies, Inc..........................    815      3,252
   *Liquidity Services, Inc...............................    101      3,219
   *Littlefuse, Inc.......................................    753     48,200
    Loral Space & Communications, Inc.....................    620     36,388
   *LSI Corp.............................................. 15,541    109,409
   *LTX-Credence Corp.....................................  1,333      8,185
   *Magnachip Semiconductor Corp..........................  1,000     16,020
   *Manhattan Associates, Inc.............................    300     20,553
    ManTech International Corp. Class A...................     91      2,245
    Marchex, Inc. Class B.................................    700      2,604
    Marvell Technology Group, Ltd......................... 13,645    126,216
    Maxim Integrated Products, Inc........................  1,720     54,094
   *MAXIMUS, Inc..........................................    875     59,999
   *Measurement Specialties, Inc..........................    532     18,780
   *MEMC Electronic Materials, Inc........................  9,831     40,897
   *MEMSIC, Inc...........................................    500      1,695
   *Mentor Graphics Corp..................................  3,975     68,092
   *Mercury Systems, Inc..................................     52        382
    Methode Electronics, Inc..............................  1,300     12,506
   *Micrel, Inc...........................................  1,226     12,763
   *Microchip Technology, Inc.............................    500     16,725
   *Micron Technology, Inc................................ 31,211    235,955
   *MICROS Systems, Inc...................................  1,400     64,442
   *Microsemi Corp........................................  2,184     45,689
   *Microsoft Corp........................................ 88,224  2,423,513
   *Mindspeed Technologies, Inc...........................  1,000      4,920
   *MIPS Technologies, Inc................................    700      5,502
    MKS Instruments, Inc..................................  1,233     34,277
   *ModusLink Global Solutions, Inc.......................  1,100      3,201
   *MoneyGram International, Inc..........................    407      5,604
   *Monolithic Power Systems, Inc.........................    810     18,873
    Monotype Imaging Holdings, Inc........................  1,050     18,984
   *Monster Worldwide, Inc................................  4,944     28,675
   *Motorola Solutions, Inc...............................  3,414    199,343
   *Move, Inc.............................................    995      9,383
   *MTS Systems Corp......................................    534     30,358
   *Multi-Fineline Electronix, Inc........................    722     11,534
   *Nanometrics, Inc......................................    527      8,226
    National Instruments Corp.............................  3,108     88,267
   *NCI, Inc. Class A.....................................    100        526
   *NCR Corp..............................................  3,777    104,887
   *NetApp, Inc...........................................  5,987    215,532
   *NETGEAR, Inc..........................................  1,100     38,621
  #*NetList, Inc..........................................    400        312
   *NetScout Systems, Inc.................................  1,300     33,839
   *NetSuite, Inc.........................................    849     59,625

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ ----------
Information Technology -- (Continued)
   *NeuStar, Inc. Class A.................................  2,061 $   93,034
   *Newport Corp..........................................  1,290     18,602
  #*Nuance Communications, Inc............................  5,131    123,401
    NVIDIA Corp........................................... 26,341    322,941
   *Official Payments Holdings, Inc.......................    256      1,590
   *OmniVision Technologies, Inc..........................  1,293     19,873
   *ON Semiconductor Corp................................. 18,504    145,256
   *Online Resources Corp.................................    500      1,905
   *Oplink Communications, Inc............................    800     13,480
   *Oracle Corp........................................... 42,397  1,505,517
   *OSI Systems, Inc......................................    500     27,230
   *PAR Technology Corp...................................    300      1,332
    Park Electrochemical Corp.............................    523     13,671
    PC Connection, Inc....................................    346      4,273
    Perceptron, Inc.......................................    200      1,472
   *Perficient, Inc.......................................  1,076     12,869
   *Pericom Semiconductor Corp............................    400      2,828
   *Pervasive Software, Inc...............................    400      3,660
   *Photronics, Inc.......................................    735      4,403
   *Plantronics, Inc......................................  1,226     50,413
   *Plexus Corp...........................................  1,200     30,624
   *PMC-Sierra, Inc.......................................  7,989     46,176
   *Polycom, Inc..........................................  3,600     39,708
   *Power Integrations, Inc...............................    500     18,700
  #*Power-One, Inc........................................  3,887     15,626
   *PRGX Global, Inc......................................    400      2,700
   *Progress Software Corp................................  1,723     40,439
   *PTC, Inc..............................................  3,685     85,418
   *Pulse Electronics Corp................................    348        104
   *QLogic Corp...........................................  3,968     45,830
    QUALCOMM, Inc......................................... 15,968  1,054,367
   *QuinStreet, Inc.......................................    195      1,100
   *Rackspace Hosting, Inc................................  1,436    108,203
   *Radisys Corp..........................................    732      2,855
   *RealNetworks, Inc.....................................    971      7,438
   *Red Hat, Inc..........................................    626     34,781
   *Responsys, Inc........................................    798      6,089
   *RF Micro Devices, Inc.................................  4,669     23,345
    Richardson Electronics, Ltd...........................    500      6,060
    Rimage Corp...........................................    208      1,444
   *Riverbed Technology, Inc..............................  3,616     70,150
   *Rofin-Sinar Technologies, Inc.........................    926     23,733
   *Rogers Corp...........................................    581     27,226
   *Rosetta Stone, Inc....................................    353      4,575
   *Rovi Corp.............................................    700     12,103
   *Rudolph Technologies, Inc.............................    847     11,426
   *Saba Software, Inc....................................    600      5,556
   #SAIC, Inc............................................. 11,305    136,790
   *Salesforce.com, Inc...................................  1,225    210,859
   *Sandisk Corp..........................................  6,400    319,936
   *Sanmina Corp..........................................  2,855     27,180
   *Sapient Corp..........................................  3,942     47,738
   *ScanSource, Inc.......................................    825     23,974
   *SeaChange International, Inc..........................  1,200     13,380
   *Seagate Technology....................................  6,300    214,074
   *Semtech Corp..........................................  1,391     41,953
   *ShoreTel, Inc.........................................    443      1,900
  #*Silicon Graphics International Corp...................    600      8,724
   *Silicon Image, Inc....................................  1,800      8,730
   *Silicon Laboratories, Inc.............................  2,076     90,597
   *Skyworks Solutions, Inc...............................  2,333     55,852

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Information Technology -- (Continued)
   *Smith Micro Software, Inc.............................    500 $    750
   *SolarWinds, Inc.......................................  1,200   65,304
   *Solera Holdings, Inc..................................  1,500   82,215
   *Sonus Networks, Inc...................................  7,043   15,988
   *Spansion, Inc. Class A................................    901   10,362
   *SS&C Technologies Holdings, Inc.......................  2,690   60,875
   *Stamps.com, Inc.......................................    486   13,117
   *StarTek, Inc..........................................    200      862
   *STEC, Inc.............................................  1,100    5,566
   *Super Micro Computer, Inc.............................  1,013   12,541
   *Support.com, Inc......................................  1,000    4,170
   *Sycamore Networks, Inc................................    151      347
   *Symantec Corp......................................... 12,943  281,769
   *Symmetricom, Inc......................................  1,146    6,177
   *Synaptics, Inc........................................    678   23,784
   *SYNNEX Corp...........................................  1,259   45,261
   *Synopsys, Inc.........................................  2,700   90,288
    Syntel, Inc...........................................  1,200   69,948
   *Take-Two Interactive Software, Inc....................  2,791   33,966
    TE Connectivity, Ltd..................................  3,196  124,260
   *Tech Data Corp........................................  1,421   72,343
   *TechTarget, Inc.......................................    844    4,288
   *TeleCommunication Systems, Inc. Class A...............    971    2,194
   *Telenav, Inc..........................................  1,165    9,204
   *TeleTech Holdings, Inc................................  1,480   27,676
    Tellabs, Inc.......................................... 11,566   26,370
    Telular Corp..........................................    422    4,680
   *Teradata Corp.........................................  1,800  119,988
   *Teradyne, Inc.........................................  7,877  127,292
    Tessco Technologies, Inc..............................    126    2,816
    Tessera Technologies, Inc.............................    751   13,180
   *Texas Instruments, Inc................................ 10,111  334,472
    TheStreet, Inc........................................    700    1,141
   *TIBCO Software, Inc...................................  3,100   72,664
   *TNS, Inc..............................................    600   12,570
   *Total System Services, Inc............................  1,400   32,550
    Transact Technologies, Inc............................    300    2,412
   *Travelzoo, Inc........................................    400    8,768
   *Trimble Navigation, Ltd...............................  1,363   85,188
   *TriQuint Semiconductor, Inc...........................  2,476   12,999
   *TTM Technologies, Inc.................................  1,468   11,700
   *Tyler Technologies, Inc...............................    400   21,620
   *Ultimate Software Group, Inc..........................    351   35,641
   *Ultratech, Inc........................................    500   20,365
  #*Unisys Corp...........................................  1,400   31,094
    United Online, Inc....................................  2,453   16,288
   *Unwired Planet, Inc...................................  1,900    3,838
   *ValueClick, Inc.......................................  2,200   45,034
  #*Veeco Instruments, Inc................................    800   25,160
   *VeriFone Systems, Inc.................................  1,315   45,657
   *Verint Systems, Inc...................................    624   21,091
  #*ViaSat, Inc...........................................  1,300   49,933
   *Viasystems Group, Inc.................................    156    2,198
   *Video Display Corp....................................     37      139
   *Virtusa Corp..........................................  1,004   20,793
    Visa, Inc.............................................  1,926  304,135
   *Vishay Intertechnology, Inc...........................  4,148   45,587
   *Vishay Precision Group, Inc...........................    335    4,419
  #*VistaPrint NV.........................................    852   30,544
   *VMware, Inc. Class A..................................    700   53,536
   *Volterra Semiconductor Corp...........................    429    7,053

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Information Technology -- (Continued)
   *Web.com Group, Inc....................................  1,200 $    19,440
   *Websense, Inc.........................................    406       5,940
   *Westell Technologies, Inc. Class A....................    700       1,281
    Western Digital Corp..................................  7,142     335,674
   *WEX, Inc..............................................  1,150      90,402
    Xerox Corp............................................ 36,936     295,857
    Xilinx, Inc...........................................  5,327     194,382
   *XO Group, Inc.........................................    950       9,139
   *Yahoo!, Inc........................................... 15,190     298,180
   *Zebra Technologies Corp. Class A......................  2,339     101,232
   *Zix Corp..............................................  1,205       3,928
   *Zygo Corp.............................................    500       7,955
                                                                  -----------
Total Information Technology..............................         34,848,954
                                                                  -----------
Materials -- (4.5%)
    A. Schulman, Inc......................................  1,031      33,147
   *AEP Industries, Inc...................................    100       6,438
   *Air Products & Chemicals, Inc.........................  1,854     162,095
    Airgas, Inc...........................................  1,600     152,384
   *Albemarle Corp........................................  2,003     122,804
    Alcoa, Inc............................................ 34,273     302,973
    Allegheny Technologies, Inc...........................  1,874      59,312
   *Allied Nevada Gold Corp...............................  2,797      66,261
   *AMCOL International Corp..............................    667      19,696
   *American Pacific Corp.................................    200       3,936
   *American Vanguard Corp................................    800      27,120
    AptarGroup, Inc.......................................  1,990     102,545
   *Arabian American Development Co.......................    500       3,955
    Ashland, Inc..........................................  2,065     162,123
   #Axiall Corp...........................................    975      54,775
    Balchem Corp..........................................    834      31,192
   *Ball Corp.............................................  2,600     115,752
    Bemis Co., Inc........................................  6,161     219,824
    Boise, Inc............................................  3,993      32,942
   *Buckeye Technologies, Inc.............................  2,150      61,812
    Cabot Corp............................................  2,600      97,318
   *Calgon Carbon Corp....................................  2,500      40,100
    Carpenter Technology Corp.............................  1,291      67,558
   *Celanese Corp. Class A................................  1,992      93,385
   *Century Aluminum Co...................................    749       6,449
    Chase Corp............................................    200       3,764
   *Chemtura Corp.........................................  3,210      76,141
   *Clearwater Paper Corp.................................    700      31,717
   #Cliffs Natural Resources, Inc.........................  1,700      63,427
    Commercial Metals Co..................................  3,900      64,935
    Compass Minerals International, Inc...................    800      57,640
   *Contango ORE, Inc.....................................     50         400
   *Crown Holdings, Inc...................................  2,284      86,472
    Deltic Timber Corp....................................    200      14,512
    Domtar Corp...........................................  1,800     149,814
    Dow Chemical Co. (The)................................  9,550     307,510
   *E.I. du Pont de Nemours & Co..........................  3,400     161,330
    Eagle Materials, Inc..................................  1,900     123,063
   *Eastman Chemical Co...................................  3,437     244,543
    Ecolab, Inc...........................................  3,810     275,844
   *Flotek Industries, Inc................................    907      12,208
    FMC Corp..............................................  1,800     110,646
    Freeport-McMoRan Copper & Gold, Inc...................  7,700     271,425
    FutureFuel Corp.......................................    801      10,213
  #*General Moly, Inc.....................................  2,819      10,402
   *Globe Specialty Metals, Inc...........................  2,247      34,065

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Materials -- (Continued)
   *Graphic Packaging Holding Co.......................... 11,595 $ 81,281
    Greif, Inc. Class A...................................    948   44,537
   *H.B. Fuller Co........................................  3,100  121,148
   *Hawkins, Inc..........................................    400   15,608
   *Haynes International, Inc.............................    300   15,336
   *Headwaters, Inc.......................................  1,600   14,976
   *Horsehead Holding Corp................................    634    6,315
    Huntsman Corp.........................................  7,232  127,500
   *Innophos Holdings, Inc................................    600   30,342
   *Innospec, Inc.........................................    700   28,175
   *International Flavors & Fragrances, Inc...............    900   63,387
    International Paper Co................................  5,892  244,047
    Intrepid Potash, Inc..................................  2,295   53,474
    Kaiser Aluminum Corp..................................    650   40,404
    KapStone Paper & Packaging Corp.......................  1,800   43,200
    KMG Chemicals, Inc....................................    300    5,865
   *Kraton Performance Polymers, Inc......................  1,172   30,765
   #Kronos Worldwide, Inc.................................  1,909   37,016
   *Landec Corp...........................................    900   10,620
   *Louisiana-Pacific Corp................................  3,500   68,005
    LyondellBasell Industries NV Class A..................  2,972  188,484
   #Martin Marietta Materials, Inc........................    906   89,449
    Materion Corp.........................................    900   24,210
  #*McEwen Mining, Inc....................................  2,598    8,132
    MeadWestvaco Corp.....................................  7,235  226,817
   *Mercer International, Inc.............................  1,858   12,987
    Metals USA Holdings Corp..............................    981   17,638
    Minerals Technologies, Inc............................  2,000   82,740
  #*Molycorp, Inc.........................................    770    5,683
   *Monsanto Co...........................................  4,297  435,501
    Mosaic Co. (The)......................................  3,394  207,882
    Myers Industries, Inc.................................  1,200   17,736
    Neenah Paper, Inc.....................................    600   18,564
   *NewMarket Corp........................................    200   51,032
    Noranda Aluminum Holding Corp.........................  2,079   12,245
    Nucor Corp............................................  5,000  230,050
    Olympic Steel, Inc....................................    300    6,303
   *OM Group, Inc.........................................  1,057   29,194
   *Omnova Solutions, Inc.................................  1,400   11,452
   *Owens-Illinois, Inc...................................  5,866  139,611
    P.H. Glatfelter Co....................................  1,455   27,034
   *Packaging Corp. of America............................  3,298  126,742
   *Penford Corp..........................................    200    1,640
   *PPG Industries, Inc...................................  1,300  179,231
   *Praxair, Inc..........................................  3,000  331,110
    Reliance Steel & Aluminum Co..........................  2,837  183,611
   *Resolute Forest Products..............................  1,500   20,460
    Rock Tenn Co. Class A.................................  1,529  120,715
    Rockwood Holdings, Inc................................  2,053  112,361
    Royal Gold, Inc.......................................  1,945  145,233
    RPM International, Inc................................  2,960   92,382
   *RTI International Metals, Inc.........................  1,265   35,926
   *Schweitzer-Mauduit International, Inc.................  1,000   40,740
    Scotts Miracle-Gro Co. Class A (The)..................  2,401  104,972
    Sealed Air Corp....................................... 10,032  187,799
   *Senomyx, Inc..........................................    300      531
    Sensient Technologies Corp............................  2,676  101,956
   *Sherwin-Williams Co. (The)............................  1,600  259,424
   *Sigma-Aldrich Corp....................................  1,600  123,728
   *Silgan Holdings, Inc..................................  2,073   88,932
   *Solitario Exploration & Royalty Corp..................  1,000    1,740

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE+
                                                           ------ -----------
Materials -- (Continued)
    Sonoco Products Co....................................  4,951 $   153,431
   *Southern Copper Corp..................................  3,250     128,018
   *Spartech Corp.........................................  1,000       9,530
    Steel Dynamics, Inc...................................  6,298      95,793
   *Stepan Co.............................................    600      35,196
   *Stillwater Mining Co..................................  2,261      30,433
   *SunCoke Energy, Inc...................................  2,225      36,890
    Synalloy Corp.........................................    300       4,263
   *Texas Industries, Inc.................................  1,100      62,524
   *United States Lime & Minerals, Inc....................    200       9,210
   *Universal Stainless & Alloy Products, Inc.............    400      14,292
   #Valhi, Inc............................................  3,135      49,251
   *Valspar Corp..........................................  3,600     238,608
    Vulcan Materials Co...................................  1,404      79,410
    Wausau Paper Corp.....................................  2,700      26,109
    Westlake Chemical Corp................................    700      64,302
   *Worthington Industries, Inc...........................  4,500     123,660
   *WR Grace & Co.........................................    362      25,992
    Zep, Inc..............................................    611       8,921
   *Zoltek Cos., Inc......................................  1,500      12,225
                                                                  -----------
Total Materials...........................................         10,548,003
                                                                  -----------
Telecommunication Services -- (2.7%)
    AT&T, Inc............................................. 82,356   2,865,165
    Atlantic Tele-Network, Inc............................    800      34,624
   *Boingo Wireless, Inc..................................    666       5,155
   *Cbeyond, Inc..........................................  1,402      12,338
    CenturyLink, Inc......................................  6,253     252,934
   *Cincinnati Bell, Inc..................................  9,300      44,175
   *Consolidated Communications Holdings, Inc.............  1,988      34,213
   *General Communications, Inc. Class A..................  2,200      18,722
   *Hawaiian Telcom Holdco, Inc...........................     33         661
    HickoryTech Corp......................................    380       3,678
    IDT Corp. Class B.....................................    445       4,548
   *Iridium Communications, Inc...........................  3,706      25,942
  #*Leap Wireless International, Inc......................  1,800      10,404
    Lumos Networks Corp...................................    700       6,797
   *MetroPCS Communications, Inc..........................  4,596      46,098
    Neutral Tandem, Inc...................................  1,747       4,839
    NTELOS Holdings Corp..................................    339       4,383
   *ORBCOMM, Inc..........................................    218         920
   *Premiere Global Services, Inc.........................  2,546      23,856
    Primus Telecommunications Group, Inc..................    482       5,148
   *SBA Communications Corp...............................  2,200     153,252
    Shenandoah Telecommunications Co......................    800      11,728
   *Sprint Nextel Corp.................................... 74,079     417,065
    Telephone & Data Systems, Inc.........................  6,089     153,991
   *United States Cellular Corp...........................  1,091      41,502
    USA Mobility, Inc.....................................    700       8,092
    Verizon Communications, Inc........................... 44,056   1,921,282
   *Vonage Holdings Corp..................................  4,200      10,962
   #Windstream Corp.......................................  3,850      37,499
                                                                  -----------
Total Telecommunication Services..........................          6,159,973
                                                                  -----------
Utilities -- (3.2%)
    AGL Resources, Inc....................................  3,547     148,265
    Alliant Energy Corp...................................  2,236     102,498
    Ameren Corp...........................................  1,900      61,636
    American Electric Power Co., Inc......................  5,600     253,624
    American States Water Co..............................    600      30,330
    American Water Works Co., Inc.........................  3,000     114,840

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE+
                                                           ------ --------
Utilities -- (Continued)
    Aqua America, Inc.....................................  3,950 $107,558
    Artesian Resources Corp. Class A......................    200    4,530
    Atmos Energy Corp.....................................  1,200   44,832
    Black Hills Corp......................................    700   28,245
  #*Cadiz, Inc............................................    200    1,390
    California Water Service Group........................  1,244   24,258
   *Calpine Corp.......................................... 13,700  270,301
    CenterPoint Energy, Inc...............................  6,650  135,926
    CH Energy Group, Inc..................................    555   36,075
    Chesapeake Utilities Corp.............................    200    9,492
    Cleco Corp............................................  1,410   60,277
    CMS Energy Corp.......................................  5,802  149,111
    Connecticut Water Services, Inc.......................    367   10,878
    Consolidated Edison, Inc..............................  2,600  147,888
    Consolidated Water Co., Ltd...........................    163    1,457
    Delta Natural Gas Co., Inc............................    149    2,935
    Dominion Resources, Inc...............................  4,726  255,724
    DTE Energy Co.........................................  2,700  170,937
    Duke Energy Corp......................................  3,691  253,719
   *Dynegy, Inc...........................................     57    1,140
    Edison International, Inc.............................  4,400  212,036
    El Paso Electric Co...................................    693   23,347
    Empire District Electric Co. (The)....................  1,310   27,785
    Entergy Corp..........................................  1,500   96,900
    Exelon Corp...........................................  6,223  195,651
    Gas Natural, Inc......................................    400    3,948
    Genie Energy, Ltd. Class B............................    400    2,856
    Hawaiian Electric Industries, Inc.....................  2,900   78,213
    IDACORP, Inc..........................................  1,400   64,974
   #Integrys Energy Group, Inc............................  1,779   97,294
    ITC Holdings Corp.....................................  1,281  103,761
    Laclede Group, Inc. (The).............................    756   30,180
    MDU Resources Group, Inc..............................  3,910   91,181
    MGE Energy, Inc.......................................  1,200   62,868
    National Fuel Gas Co..................................    749   40,746
    New Jersey Resources Corp.............................  1,000   42,030
    NextEra Energy, Inc...................................  5,000  360,250
    NiSource, Inc.........................................  6,120  165,424
    Northeast Utilities, Inc..............................  6,199  252,485
    Northwest Natural Gas Co..............................    820   37,244
    NorthWestern Corp.....................................  1,203   44,499
   *NRG Energy, Inc....................................... 12,703  304,872
    NV Energy, Inc........................................  8,123  153,768
    OGE Energy Corp.......................................  1,457   85,540
   *ONEOK, Inc............................................  3,590  168,766
    Ormat Technologies, Inc...............................  1,700   36,142
    Otter Tail Corp.......................................  1,233   33,143
   #Pepco Holdings, Inc...................................  4,607   89,929
    PG&E Corp.............................................  2,291   97,688
    Piedmont Natural Gas Co...............................  1,839   58,407
    Pinnacle West Capital Corp............................  2,200  117,436
    Public Service Enterprise Group, Inc..................  6,200  193,316
    Questar Corp..........................................  6,400  148,672
    SCANA Corp............................................  1,818   85,101
    Sempra Energy.........................................    800   60,040
    SJW Corp..............................................    500   13,560
    South Jersey Industries, Inc..........................    690   37,453
    Southern Co. (The)....................................  6,936  306,779
    Southwest Gas Corp....................................    900   40,086
    TECO Energy, Inc......................................  9,079  161,334
    UGI Corp..............................................  4,016  141,524

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                         SHARES       VALUE+
                                                        ---------- ------------
Utilities -- (Continued)
   UIL Holdings Corp...................................      1,600 $     59,536
   Unitil Corp.........................................        600       16,068
   UNS Energy Corp.....................................        600       27,174
   Vectren Corp........................................      1,800       56,808
   Westar Energy, Inc..................................      4,495      135,165
   WGL Holdings, Inc...................................      1,570       65,830
   Wisconsin Energy Corp...............................      4,200      165,606
   Xcel Energy, Inc....................................      4,400      122,232
   York Water Co.......................................        300        5,669
                                                                   ------------
Total Utilities........................................               7,449,182
                                                                   ------------
TOTAL COMMON STOCKS....................................             224,174,578
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Financial Corp. Contingent Value
    Rights.............................................        300           66
  o*CVR Energy, Inc. Contingent Value Rights...........      2,897           --
   *Dynegy, Inc. Warrants 10/02/17.....................        894        1,046
  o*U.S. Concrete, Inc. Warrants Class A 08/31/17......         20           --
  o*U.S. Concrete, Inc. Warrants Class B 08/31/17......         20           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS..................................                   1,112
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
   BlackRock Liquidity Funds TempCash
      Portfolio -- Institutional Shares................  1,338,320    1,338,320
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)
                                                        ----------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@DFA Short Term Investment Fund.....................    569,193    6,585,561
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $102,999 FNMA,
     rates ranging from 2.100%(r) to 6.163%(r),
     maturities ranging from 01/01/23 to 10/01/42,
     valued at $103,255) to be repurchased at $100,000. $      100       99,999
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................               6,685,560
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $178,122,186)^^................................            $232,199,570
                                                                   ============

U.S. SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ---------- ------- ------------
Common Stocks
   Consumer Discretionary......... $ 30,356,940         --   --    $ 30,356,940
   Consumer Staples...............   17,973,296         --   --      17,973,296
   Energy.........................   25,790,324         --   --      25,790,324
   Financials.....................   36,349,703         --   --      36,349,703
   Health Care....................   25,543,326 $   13,147   --      25,556,473
   Industrials....................   29,141,730         --   --      29,141,730
   Information Technology.........   34,848,723        231   --      34,848,954
   Materials......................   10,548,003         --   --      10,548,003
   Telecommunication Services.....    6,159,973         --   --       6,159,973
   Utilities......................    7,449,182         --   --       7,449,182
Rights/Warrants...................        1,046         66   --           1,112
Temporary Cash Investments........    1,338,320         --   --       1,338,320
Securities Lending Collateral.....           --  6,685,560   --       6,685,560
                                   ------------ ----------   --    ------------
TOTAL............................. $225,500,566 $6,699,004   --    $232,199,570
                                   ============ ==========   ==    ============

              See accompanying Notes to Schedules of Investments.

                 INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES VALUE++
                                                           ------ --------
COMMON STOCKS -- (92.0%)
AUSTRALIA -- (6.2%)
    Acrux, Ltd............................................  2,216 $  7,971
   *Adelaide Brighton, Ltd................................ 17,121   60,531
   *AGL Energy, Ltd.......................................  6,619  106,433
   #ALS, Ltd..............................................  2,695   31,684
  #*Alumina, Ltd.......................................... 40,595   46,895
   *Amalgamated Holdings, Ltd.............................  2,408   19,143
   *Amcor, Ltd............................................ 17,823  156,130
   *AMP, Ltd.............................................. 30,715  170,503
    Ansell, Ltd...........................................  3,364   60,202
   *AP Eagers, Ltd........................................  1,880    9,164
    APA Group, Ltd........................................ 17,435  104,911
    APN News & Media, Ltd.................................  5,205    1,575
  #*Aquarius Platinum, Ltd................................  3,816    3,757
  #*Aquila Resources, Ltd.................................    940    3,067
    Arrium, Ltd........................................... 37,300   37,262
   *Aurora Oil & Gas, Ltd.................................  2,030    8,032
   *Ausdrill, Ltd.........................................  7,076   22,146
    Ausenco, Ltd..........................................  2,077    7,716
    Australia & New Zealand Banking Group, Ltd............ 10,367  287,930
    Australian Infrastructure Fund........................ 14,370   46,490
    Australian Pharmaceutical Industries, Ltd............. 40,511   19,228
   *Automotive Holdings Group, Ltd........................  6,452   24,253
   *AWE, Ltd.............................................. 19,789   26,346
   *Beach Energy, Ltd..................................... 48,447   72,173
   *Bendigo & Adelaide Bank, Ltd..........................  7,250   69,742
    BHP Billiton, Ltd.....................................  2,376   93,453
   *BHP Billiton, Ltd. Sponsored ADR......................  9,527  749,965
   #Billabong International, Ltd.......................... 13,929   13,647
   *BlueScope Steel, Ltd.................................. 18,055   63,822
   *Boral, Ltd............................................ 25,099  128,681
  #*Bradken, Ltd..........................................  1,159    7,562
   *Brambles, Ltd......................................... 16,209  136,909
   *Breville Group, Ltd...................................  3,217   22,771
    Brickworks, Ltd.......................................    857   11,271
  #*Cabcharge Australia, Ltd..............................  4,103   21,036
   *Caltex Australia, Ltd.................................  4,341   88,083
   *Cardno, Ltd...........................................  5,816   41,308
    Clough, Ltd........................................... 24,174   27,697
   *Coal of Africa, Ltd...................................  2,428      937
   *Coca-Cola Amatil, Ltd.................................  5,841   84,299
  #*Commonwealth Bank of Australia NL.....................  8,176  550,034
   *Computershare, Ltd....................................  2,805   30,676
    Crown, Ltd............................................  5,061   61,151
  #*CSL, Ltd..............................................  3,411  195,256
   #CSR, Ltd..............................................  6,097   12,859
  #*David Jones, Ltd...................................... 17,745   46,370
   *Decmil Group, Ltd..................................... 10,092   26,255
   *Downer EDI, Ltd....................................... 11,045   51,780
    DUET Group............................................ 26,912   61,733
   *DuluxGroup, Ltd.......................................  7,839   33,702
    Echo Entertainment Group, Ltd......................... 15,328   57,418
   *Emeco Holdings, Ltd................................... 18,108   11,628
   *Energy Resources of Australia, Ltd....................  5,657    8,188
   *Envestra, Ltd......................................... 14,568   14,823
   *Evolution Mining, Ltd................................. 15,680   25,378
  #*Fairfax Media, Ltd.................................... 41,918   23,657
  #*FKP Property Group, Ltd............................... 10,175   18,137
  #*Fortescue Metals Group, Ltd...........................  3,238   15,883

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
AUSTRALIA -- (Continued)
    GrainCorp, Ltd. Class A...............................  8,657 $109,049
  #*GUD Holdings, Ltd.....................................  2,198   19,131
  #*Gunns, Ltd............................................ 26,718       --
  #*GWA Group, Ltd........................................  8,700   22,844
  #*Harvey Norman Holdings, Ltd........................... 14,320   29,324
   *Hastie Group, Ltd.....................................  1,787       --
   *Hills Holdings, Ltd...................................  5,399    5,122
   *iiNET, Ltd............................................  7,010   33,431
   *Imdex, Ltd............................................ 11,826   22,465
    Incitec Pivot, Ltd.................................... 44,655  150,585
  #*Independence Group NL.................................  9,079   41,782
   *Infigen Energy, Ltd................................... 28,218    8,086
   *Insurance Australia Group, Ltd........................ 53,653  280,723
  #*Invocare, Ltd.........................................  3,621   34,709
  #*James Hardie Industries P.L.C.........................  9,898  105,165
  #*JB Hi-Fi, Ltd.........................................    845    8,739
   *Leighton Holdings, Ltd................................    453    9,793
   *Lend Lease Group NL................................... 15,736  170,101
   *Linc Energy, Ltd...................................... 14,004   35,665
   *M2 Telecommunications Group, Ltd......................  8,392   38,465
   *Macmahon Holdings, Ltd................................ 77,872   21,997
    Macquarie Group, Ltd..................................  6,900  277,514
    McPherson's, Ltd......................................  4,771   11,019
  #*Mesoblast, Ltd........................................  3,728   23,288
   #Metcash, Ltd.......................................... 21,017   83,510
   *Mineral Deposits, Ltd.................................  1,302    5,555
   *Mineral Resources, Ltd................................  2,905   31,288
  #*Monadelphous Group, Ltd...............................    212    5,893
  #*Myer Holdings, Ltd.................................... 19,907   51,799
   #National Australia Bank, Ltd.......................... 24,808  708,881
    Navitas, Ltd..........................................  9,213   47,571
   *New Hope Corp., Ltd...................................  4,695   20,824
    Newcrest Mining, Ltd..................................  7,367  180,447
   *NIB Holdings, Ltd..................................... 20,748   47,376
   *NRW Holdings, Ltd.....................................  1,833    3,673
   *Nufarm, Ltd...........................................  3,884   22,585
   *Oil Search, Ltd....................................... 19,858  151,643
   *Orica, Ltd............................................  5,025  134,372
   *Origin Energy, Ltd.................................... 38,395  504,401
   *OZ Minerals, Ltd......................................  8,864   64,282
   *Pacific Brands, Ltd................................... 11,725    8,566
  #*Paladin Energy, Ltd................................... 27,922   33,439
   *PanAust, Ltd..........................................  6,112   18,871
   *Panoramic Resources, Ltd..............................  2,242    1,185
   *Perpetual Trustees Australia, Ltd.....................    241    9,769
   *Perseus Mining, Ltd................................... 13,256   27,048
   *Premier Investments, Ltd..............................  5,059   39,357
    Prime Media Group, Ltd................................    500      494
   *Qantas Airways, Ltd................................... 18,155   29,021
  #*QBE Insurance Group, Ltd..............................  2,931   36,504
   *Ramelius Resources, Ltd............................... 11,028    4,730
    Ramsay Health Care, Ltd...............................    968   29,819
   *REA Group, Ltd........................................  1,149   24,667
   *Regis Resources, Ltd..................................  6,914   37,591
   *Resolute Mining, Ltd.................................. 19,030   26,380
   *Retail Food Group, Ltd................................  4,517   15,998
   *Rio Tinto, Ltd........................................  4,215  292,737
   *Roc Oil Co., Ltd...................................... 42,871   21,515
   *SAI Global, Ltd.......................................  7,061   32,924
   *Santos, Ltd........................................... 33,026  412,564
   *Senex Energy, Ltd..................................... 26,881   19,118

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
AUSTRALIA -- (Continued)
   *Seven Group Holdings, Ltd.............................  1,365 $    13,717
   *Seven West Media, Ltd.................................  3,016       6,612
   *Shopping Centres Australasia Property Group...........  1,233       2,096
   *Silex System, Ltd.....................................  1,748       5,705
   *Silver Lake Resources, Ltd............................  2,487       6,626
  #*Sims Metal Management, Ltd............................  4,913      48,159
    Sims Metal Management, Ltd. Sponsored ADR.............    819       7,928
   *Sonic Healthcare, Ltd.................................  7,234     103,084
   *Southern Cross Media Group, Ltd.......................  4,361       5,401
    SP Ausnet, Ltd........................................ 63,278      75,962
   *Spark Infrastructure Group, Ltd....................... 27,962      51,195
   *St. Barbara, Ltd...................................... 15,052      22,540
   *Straits Resources, Ltd................................  4,268         314
    STW Communications Group, Ltd......................... 25,450      34,475
   *Suncorp Group, Ltd.................................... 24,627     272,942
   *Super Retail Group, Ltd...............................  3,025      33,639
    Sydney Airport, Ltd...................................  3,802      12,593
    Tassal Group, Ltd.....................................  9,649      16,003
    Tatts Group, Ltd...................................... 33,920     115,127
   *Telstra Corp., Ltd....................................  8,124      38,995
   *Ten Network Holdings, Ltd............................. 46,073      16,191
   *TPG Telecom, Ltd...................................... 17,780      50,630
   *Transfield Services, Ltd.............................. 16,298      30,354
   *Transpacific Industries Group, Ltd.................... 22,650      18,675
    Transurban Group, Ltd................................. 15,469      98,453
    Treasury Wine Estates, Ltd............................ 18,143      90,044
   *UGL, Ltd..............................................  3,425      39,737
    Westpac Banking Corp..................................  9,963     291,465
    Westpac Banking Corp. Sponsored ADR...................  2,692     395,293
    Whitehaven Coal, Ltd..................................  5,539      19,004
    WHK Group, Ltd........................................ 11,744      12,817
   *Woodside Petroleum, Ltd...............................  5,220     193,361
  #*Woolworths, Ltd.......................................  8,350     272,023
                                                                  -----------
TOTAL AUSTRALIA...........................................         11,186,207
                                                                  -----------
AUSTRIA -- (0.5%)
    Agrana Beteiligungs AG................................     20       2,681
   *Andritz AG............................................  1,456      95,788
    Atrium European Real Estate, Ltd......................     80         494
    CA Immobilien Anlagen AG..............................    188       2,803
   *Erste Group Bank AG...................................  4,136     139,171
    EVN AG................................................    995      15,989
   *Flughafen Wien AG.....................................     68       4,190
   *Immofinanz AG......................................... 20,689      90,635
  #*Intercell AG..........................................    265         648
  #*Lenzing AG............................................    121      12,349
   *Mayr-Melnhof Karton AG................................    163      19,322
  #*Oesterreichischen Post AG.............................    700      30,630
   *OMV AG................................................  5,134     211,498
    Palfinger AG..........................................    699      20,761
    Rosenbauer International AG...........................    124       8,041
   *Schoeller-Bleckmann Oilfield Equipment AG.............    340      34,064
    Semperit Holding AG...................................    381      16,538
    Strabag SE............................................    447      12,141
   *Telekom Austria AG....................................  4,093      30,343
   *Uniqa Versicherungen AG...............................  2,675      38,334
    Verbund AG............................................    602      12,828
   *Voestalpine AG........................................  2,378      87,189
   *Zumtobel AG...........................................    366       5,275
                                                                  -----------
TOTAL AUSTRIA.............................................            891,712
                                                                  -----------

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
BELGIUM -- (1.1%)
   *Ackermans & van Haaren NV.............................    653 $   60,602
   *Ageas NV..............................................  5,736    189,460
   *Agfa-Gevaert NV.......................................  7,268     14,715
    Anheuser-Busch InBev NV...............................  1,681    147,908
    Anheuser-Busch InBev NV Sponsored ADR.................  4,320    382,752
    Banque Nationale de Belgique..........................      8     28,453
   *Barco NV..............................................    191     15,179
   *Bekaert NV............................................    177      5,322
    Belgacom SA...........................................  1,838     56,072
   *Colruyt SA............................................    480     23,280
   *Compagnie d'Entreprises SA............................    624     38,674
   *Deceuninck NV.........................................  4,912      9,175
   *Delhaize Group SA Sponsored ADR.......................  2,009     95,126
   *D'ieteren SA/NV.......................................    646     28,601
   *Elia System Operator SA...............................    896     41,836
   *EVS Broadcast Equipment SA............................    396     23,622
   *Galapagos NV..........................................  2,035     48,956
   *KBC Groep NV..........................................  3,262    128,413
   *Kinepolis Group NV....................................    285     33,324
  #*Nyrstar NV............................................  7,145     41,457
    Recticel SA...........................................  1,539     11,880
    Sioen Industries NV...................................    344      3,181
   *Sipef NV..............................................    152     13,241
   *Solvay SA.............................................  1,658    260,493
    Telenet Group Holding NV..............................  1,220     57,509
   *Tessenderlo Chemie NV.................................  1,427     49,680
   *ThromboGenics NV......................................  1,084     56,473
   *Umicore SA............................................  3,113    161,966
                                                                  ----------
TOTAL BELGIUM.............................................         2,027,350
                                                                  ----------
CANADA -- (9.2%)
  #*5N Plus, Inc..........................................  1,597      3,635
   *Advantage Oil & Gas, Ltd..............................  4,130     11,925
    Aecon Group, Inc......................................  1,864     22,202
   #AG Growth International, Inc..........................    900     29,588
   *AGF Management, Ltd. Class B..........................  1,802     20,307
    Agnico-Eagle Mines, Ltd...............................  3,798    173,755
    Agrium, Inc. (008916108)..............................    300     34,047
    Agrium, Inc. (2213538)................................    700     79,411
    Aimia, Inc............................................  4,823     77,514
   *Alacer Gold Corp......................................  5,702     26,012
   *Alamos Gold, Inc......................................  2,800     43,036
    Algonquin Power & Utilities Corp......................  5,400     39,685
   #AltaGas, Ltd..........................................  1,900     67,264
   *Angle Energy, Inc.....................................  3,000      8,302
   *Antrim Energy, Inc....................................  4,360      2,229
   #ARC Resources, Ltd....................................  3,860     90,830
  #*Argonaut Gold, Inc....................................  4,400     40,144
   #Astral Media, Inc. Class A............................  1,600     75,204
    Atco, Ltd. Class I....................................  1,000     83,918
   *Atrium Innovations, Inc...............................  1,900     24,479
   *ATS Automation Tooling System, Inc....................  3,050     29,509
   *AuRico Gold, Inc. (05155C105).........................    800      5,640
  #*AuRico Gold, Inc. (2287317)...........................  7,525     52,888
   *Aurizon Mines, Ltd....................................  4,300     19,918
  #*B2Gold Corp...........................................  8,300     31,955
  #*Ballard Power Systems, Inc............................ 10,800      7,038
    Bank of Montreal......................................  9,179    579,692
    Bank of Nova Scotia................................... 10,879    639,717
   *Bankers Petroleum, Ltd................................  1,500      4,617
    Barrick Gold Corp..................................... 11,539    367,434

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
   #Baytex Energy Corp....................................    821 $ 37,749
    BCE, Inc..............................................  3,527  156,689
   #Bell Aliant, Inc......................................  1,035   26,949
   *Bellatrix Exploration, Ltd............................  2,869   14,469
  #*Birchcliff Energy, Ltd................................  1,100    8,051
   *BlackPearl Resources, Inc.............................  5,500   17,094
    Bombardier, Inc. Class A..............................  4,700   18,849
   *Bombardier, Inc. Class B.............................. 16,925   66,349
   #Brookfield Asset Management, Inc. Class A.............  4,056  149,691
   #Brookfield Office Properties, Inc.....................  4,300   70,833
    CAE, Inc..............................................  3,208   34,640
    Calfrac Well Services, Ltd............................  1,000   25,707
    Cameco Corp...........................................  6,230  134,294
    Canaccord Financial, Inc..............................  2,723   20,230
    Canada Bread Co., Ltd.................................    200   10,383
   #Canadian Imperial Bank of Commerce....................  4,415  368,286
   #Canadian National Railway Co..........................    900   86,382
    Canadian Natural Resources, Ltd. (136385101)..........  2,204   66,605
    Canadian Natural Resources, Ltd. (2171573)............ 10,814  326,567
  #*Canadian Oil Sands, Ltd...............................  5,203  109,496
  #*Canadian Tire Corp. Class A...........................    697   48,512
    Canadian Utilities, Ltd. Class A......................    800   61,159
   #Canadian Western Bank.................................  2,700   83,485
   *Canam Group, Inc. Class A.............................  3,700   24,187
    Canexus Corp..........................................  3,600   33,423
   *Canfor Corp...........................................  1,300   23,956
  #*Canfor Pulp Products, Inc.............................    779    7,810
   *Canyon Services Group, Inc............................    400    4,432
    Capital Power Corp....................................  2,241   52,127
    Capstone Infrastructure Corp..........................  2,119    9,412
  #*Capstone Mining Corp..................................  8,100   20,059
    Cascades, Inc.........................................  2,800   12,268
   *Catamaran Corp........................................  2,000  103,770
   *CCL Industries, Inc. Class B..........................    615   32,883
   *Celestica, Inc........................................  3,495   27,297
   *Celtic Exploration, Ltd...............................  1,200   31,967
    Cenovus Energy, Inc...................................  4,841  160,703
    Centerra Gold, Inc....................................  1,074    9,756
   *Cequence Energy, Ltd..................................  4,200    5,516
   *China Gold International Resources Corp., Ltd.........  1,985    6,946
   #CI Financial Corp.....................................  2,000   53,579
   #Cineplex, Inc.........................................  1,135   36,415
   #CML HealthCare, Inc...................................  3,568   25,113
    Cogeco Cable, Inc.....................................    300   12,846
   *Connacher Oil & Gas, Ltd.............................. 25,008    4,137
   *Constellation Software, Inc...........................    235   29,449
    Corus Entertainment, Inc. Class B.....................  1,105   27,631
    Cott Corp.............................................  1,772   16,078
  #*Crew Energy, Inc......................................  2,300   13,721
  #*Davis & Henderson Corp................................  1,700   37,071
  #*Denison Mines Corp....................................  9,271   12,734
   *Descartes Systems Group, Inc. (The)...................  4,200   39,583
   *Dollarama, Inc........................................  1,000   60,838
    Dorel Industries, Inc. Class B........................    800   31,907
  #*Dundee Precious Metals, Inc...........................  3,100   27,600
   *Eastern Platinum, Ltd................................. 24,600    4,810
    Emera, Inc............................................    500   17,816
   *Empire Co., Ltd. Class A..............................  1,200   72,404
   #Enbridge Income Fund Holdings, Inc....................  1,600   40,682
   #Enbridge, Inc.........................................  7,312  321,467
   #Encana Corp...........................................  7,156  138,327

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                            SHARES VALUE++
                                                            ------ --------
CANADA -- (Continued)
   *Endeavour Silver Corp..................................  3,000 $ 20,574
    Enerflex, Ltd..........................................  1,300   15,940
   *Energy Fuels, Inc...................................... 10,254    1,748
   #Enerplus Corp..........................................  3,284   44,087
    Ensign Energy Services, Inc............................  3,200   54,670
    Equitable Group, Inc...................................  1,300   46,896
    Exchange Income Corp...................................    500   13,856
   *Finning International, Inc.............................  3,396   86,960
    First Capital Realty, Inc..............................  3,400   64,428
   *First Majestic Silver Corp.............................  2,300   42,015
   *FirstService Corp......................................    900   26,484
   *Fortuna Silver Mines, Inc..............................  6,100   25,442
    Genworth MI Canada, Inc................................    536   12,957
    George Weston, Ltd.....................................  1,400  100,866
   #Gibson Energy, Inc.....................................  1,045   26,319
    Gildan Activewear, Inc.................................    675   24,844
    GMP Capital, Inc.......................................    337    2,318
    Goldcorp, Inc. (2676302)...............................  4,500  158,497
    Goldcorp, Inc. (380956409).............................  1,198   42,277
  #*Golden Star Resources, Ltd.............................  2,800    4,492
   *Gran Tierra Energy, Inc................................  5,876   31,342
   *Granite Real Estate Investment Trust...................    957   37,619
   *Great Basin Gold, Ltd.................................. 10,000      802
   *Great Canadian Gaming Corp.............................  4,400   40,144
    Great-West Lifeco, Inc.................................  1,500   38,951
   *Harry Winston Diamond Corp.............................  1,359   20,057
    Home Capital Group, Inc................................    900   54,709
    HudBay Minerals, Inc...................................  6,400   74,434
   #Husky Energy, Inc......................................  3,300  102,898
    IAMGOLD Corp. (2446646)................................  8,500   69,796
    IAMGOLD Corp. (450913108)..............................  3,700   30,525
  #*Imax Corp..............................................  1,600   37,794
   *Imperial Metals Corp...................................  3,800   51,129
    Imperial Oil, Ltd......................................  1,900   83,437
    Indigo Books & Music, Inc..............................  1,191   12,801
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  2,300   80,364
    Inmet Mining Corp......................................  1,836  132,537
    Innergex Renewable Energy, Inc.........................  2,900   29,744
    Intact Financial Corp..................................    900   59,248
   *International Forest Products, Ltd. Class A............  3,400   29,896
    International Minerals Corp............................    500    2,321
   *Intertape Polymer Group, Inc...........................  1,600   15,528
  #*Ivanhoe Energy, Inc....................................  8,460    7,040
  #*Jaguar Mining, Inc.....................................  2,600    2,007
    Jean Coutu Group PJC, Inc. Class A (The)...............  1,300   19,785
   #Just Energy Group, Inc.................................  2,638   26,158
  #*Katanga Mining, Ltd.................................... 20,369   15,112
    Keyera Corp............................................    800   41,628
    Killam Properties, Inc.................................  2,800   36,495
   *Kinross Gold Corp. (496902404)......................... 11,106   91,402
    Kinross Gold Corp. (B03Z841)........................... 13,785  113,055
  #*Kirkland Lake Gold, Inc................................  1,200    7,279
  #*Lake Shore Gold Corp...................................  9,481    8,175
    Laurentian Bank of Canada..............................  1,000   44,215
   *Legacy Oil & Gas, Inc..................................  1,926   13,401
    Leisureworld Senior Care Corp..........................  1,738   22,060
    Leon's Furniture, Ltd..................................    536    7,298
    Linamar Corp...........................................  1,800   46,200
   #Loblaw Cos., Ltd.......................................  2,244   90,129
   *Long Run Exploration, Ltd..............................    583    2,574
   *Lundin Mining Corp..................................... 14,510   74,630

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
   *MacDonald Dettweiler & Associates, Ltd................  1,243 $ 78,164
    Magna International, Inc..............................  3,300  172,477
   *Major Drilling Group International, Inc...............  2,100   20,865
    Manitoba Telecom Services, Inc........................  1,300   43,259
    Manulife Financial Corp............................... 19,166  276,710
   *Maple Leaf Foods, Inc.................................  1,913   24,608
   *Martinrea International, Inc..........................  1,814   16,423
   #Methanex Corp.........................................  2,100   75,523
  #*Metro, Inc............................................    700   43,457
   #Migao Corp............................................  3,700    6,306
    Morneau Shepell, Inc..................................    591    7,673
    Mullen Group, Ltd.....................................  2,000   46,060
    National Bank of Canada...............................  1,950  155,077
    Nevsun Resources, Ltd. (2631486)......................      8       34
    Nevsun Resources, Ltd. (64156L101)....................    100      418
   *New Gold, Inc.........................................  7,300   70,921
    Newalta Corp..........................................  1,080   17,379
    Nexen, Inc............................................ 12,735  340,656
    Nordion, Inc..........................................  2,200   15,484
  #*North American Palladium, Ltd.........................  4,800    8,037
    North West Co., Inc. (The)............................  1,300   30,160
   #Northland Power, Inc..................................  1,100   21,561
   *Nuvista Energy, Ltd...................................  2,200   11,536
   *OceanaGold Corp.......................................  1,953    5,326
   #Pacific Rubiales Energy Corp..........................  5,125  119,570
   *Paladin Labs, Inc.....................................    200    8,871
  #*Paramount Resources, Ltd. Class A.....................  1,100   35,733
   *Parex Resources, Inc..................................  2,921   16,693
    Parkland Fuel Corp....................................  1,800   35,787
   *Pason Systems, Inc....................................    700   11,938
    Pembina Pipeline Corp. (706327103)....................    800   23,264
   #Pembina Pipeline Corp. (B4PT2P8)......................  2,820   81,824
   #Pengrowth Energy Corp................................. 13,105   59,784
   #Penn West Petroleum, Ltd..............................  9,197   93,040
   *PetroBakken Energy, Ltd...............................  1,261   11,126
   #Petrominerales, Ltd...................................  1,400   12,464
   #Peyto Exploration & Development Corp..................  1,542   35,595
   *Pilot Gold, Inc.......................................    325      642
   #Poseidon Concepts Corp................................  6,629    8,374
    Potash Corp. of Saskatchewan, Inc.....................  5,737  243,710
    Precision Drilling Corp...............................  4,434   40,632
   #Progressive Waste Solutions, Ltd......................  3,633   80,717
    Quebecor, Inc. Class B................................  1,200   50,580
  #*Questerre Energy Corp. Class A........................  7,500    6,918
   *Reitmans Canada, Ltd. Class A.........................    700    8,836
  #*Research In Motion, Ltd. (2117265)....................  3,974   51,478
   *Research In Motion, Ltd. (760975102)..................  5,210   67,626
   *Richelieu Hardware, Ltd...............................  1,151   45,583
   #Ritchie Brothers Auctioneers, Inc.....................  1,800   39,270
    Rogers Sugar, Inc.....................................  1,700   10,840
    RONA, Inc.............................................  2,096   25,449
    Royal Bank of Canada.................................. 12,404  772,545
  #*Russel Metals, Inc....................................  2,600   73,042
  #*San Gold Corp.........................................  4,200    2,863
   *Santonia Energy, Inc..................................    900    1,191
   *Saputo, Inc...........................................    800   39,783
   #Savanna Energy Services Corp..........................    700    5,137
   #SEMAFO, Inc...........................................  8,000   22,378
   #Shaw Communictions, Inc. Class B......................  1,951   45,655
    ShawCor, Ltd. Class A.................................  1,300   52,266
    Sherritt International Corp...........................  6,600   38,909

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
CANADA -- (Continued)
   #Shoppers Drug Mart Corp...............................  1,966 $    81,605
   *Silver Standard Resources, Inc........................  3,100      37,390
   *SNC-Lavalin Group, Inc................................  1,900      84,866
   *Southern Pacific Resource Corp........................ 18,837      22,663
  #*SouthGobi Resources, Ltd..............................  1,700       3,920
    Sprott Resource Corp..................................  7,300      33,228
   #Stantec, Inc..........................................    879      36,010
    Student Transportation, Inc...........................  2,312      15,067
   #Sun Life Financial, Inc. (2566124)....................  3,599     105,004
    Sun Life Financial, Inc. (866796105)..................    701      20,427
    Suncor Energy, Inc. (867224107).......................  1,000      34,020
    Suncor Energy, Inc. (B3NB1P2)......................... 18,330     623,007
    Superior Plus Corp....................................  2,600      28,310
    Talisman Energy, Inc. (2068299)....................... 10,900     136,168
    Talisman Energy, Inc. (87425E103).....................  6,635      83,070
   *Taseko Mines, Ltd.....................................  5,100      16,925
    Teck Resources, Ltd. Class B..........................  6,200     225,957
    Telus Corp. Non-Voting................................  2,004     134,859
   *Tembec, Inc...........................................    500       1,474
   *Teranga Gold Corp.....................................  1,200       2,370
  #*Thompson Creek Metals Co., Inc........................  4,800      19,491
   #Thomson Reuters Corp..................................  3,376     103,406
    Thomson Reuters Corp. ADR.............................    900      27,576
    Tim Hortons, Inc......................................  1,300      65,182
   *Toromont Industries, Ltd..............................  1,300      28,935
   #Toronto-Dominion Bank (The)...........................  9,020     753,234
    Torstar Corp. Class B.................................  1,400      11,103
    Total Energy Services, Inc............................  1,800      27,431
   *Tourmaline Oil Corp...................................  1,148      38,961
   #TransAlta Corp........................................  4,800      77,193
   #TransCanada Corp......................................  7,800     369,198
    Transcontinental, Inc. Class A........................  2,900      33,757
    TransForce, Inc.......................................    757      16,811
   *TransGlobe Energy Corp................................  3,755      32,114
   #Trican Well Service, Ltd..............................  4,200      57,479
   #Trilogy Energy Corp...................................    261       7,416
    Trinidad Drilling, Ltd................................  4,200      30,319
    Uni-Select, Inc.......................................    100       2,382
  #*Uranium One, Inc...................................... 12,500      34,089
   *Valeant Pharmaceuticals International, Inc............  1,798     119,230
    Valener, Inc..........................................  1,900      30,651
   #Veresen, Inc..........................................  2,800      36,046
   #Vermilion Energy, Inc.................................    767      39,342
    West Fraser Timber Co., Ltd...........................    300      24,084
    Western Energy Services Corp..........................    500       3,715
  #*Westport Innovations, Inc.............................  1,396      38,210
   *Whistler Blackcomb Holdings, Inc......................    791      10,032
   *Whitecap Resources, Inc...............................  4,469      42,880
    Wi-Lan, Inc...........................................  9,000      40,967
   #Yamana Gold, Inc...................................... 11,168     182,513
    Zargon Oil & Gas, Ltd.................................  1,700      13,465
                                                                  -----------
TOTAL CANADA..............................................         16,557,252
                                                                  -----------
CHINA -- (0.0%)
   *Hanfeng Evergreen, Inc................................  2,300       4,981
                                                                  -----------
DENMARK -- (1.0%)
    A.P. Moeller-Maersk A.S. Series B.....................      7      55,841
   *Alk-Abello A.S........................................     90       6,816
   *Bang & Olufsen Holdings A.S...........................  1,307      15,335
    Carlsberg A.S. Series B...............................  1,319     141,092

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED



                                                           SHARES  VALUE++
                                                           ------ ----------
DENMARK -- (Continued)
    Chr. Hansen Holding A.S...............................  1,699 $   60,096
    Coloplast A.S. Series B...............................    750     39,567
   *D/S Norden A.S........................................    884     27,142
   *Danske Bank A.S.......................................  9,764    187,100
   *FLSmidth & Co. A.S....................................    912     56,507
   *Genmab A.S............................................    711     12,692
   *GN Store Nord A.S.....................................  7,896    128,476
   *H. Lundbeck A.S.......................................  1,206     19,073
    Jeudan A.S............................................    126     10,274
  #*NKT Holding A.S.......................................  1,148     40,592
    Novo-Nordisk A.S. Series B............................    176     32,400
    Novo-Nordisk A.S. Sponsored ADR.......................  2,742    505,488
   *Novozymes A.S. Series B...............................  1,535     50,304
  #*Pandora A.S...........................................  1,162     28,714
  #*Ringkjoebing Landbobank A.S...........................    137     20,709
   *Royal Unibrew A.S.....................................    426     39,547
    Schouw & Co. A.S......................................  1,062     31,747
   *SimCorp A.S...........................................     50     11,970
   *Spar Nord Bank A.S....................................  1,200      6,286
   *Sydbank A.S...........................................  1,413     27,850
   *Topdanmark A.S........................................    345     75,664
   *Tryg A.S..............................................    393     30,884
    United International Enterprises A.S..................     46      8,385
  #*Vestas Wind Systems A.S...............................  3,484     21,124
   *William Demant Holding A.S............................    401     35,143
                                                                  ----------
TOTAL DENMARK.............................................         1,726,818
                                                                  ----------
FINLAND -- (1.3%)
    Ahlstrom Oyj..........................................    715     13,543
   *Alma Media Oyj........................................  1,118      7,454
   *Amer Sports Oyj.......................................  1,181     18,813
    Atria P.L.C...........................................    677      6,769
  #*Cargotec Oyj Series B.................................  1,156     32,563
   *Citycon Oyj...........................................  6,677     22,310
    Cramo Oyj.............................................    704      9,722
   *Finnair Oyj...........................................  1,807      7,354
   *Fiskars Oyj Abp.......................................    651     16,708
   *Fortum Oyj............................................  8,568    160,320
    F-Secure Oyj..........................................  5,286     12,805
    HKScan Oyj Series A...................................  1,428      8,058
   *Huhtamaki Oyj.........................................  4,004     72,668
   *KCI Konecranes Oyj....................................    954     32,087
  #*Kemira Oyj............................................  3,102     49,143
   *Kesko Oyj Series A....................................    110      3,657
   *Kesko Oyj Series B....................................  2,630     86,061
  #*Kone Oyj Series B.....................................  1,397    115,245
   *Lassila & Tikanoja Oyj................................    682     11,333
    Lemminkainen Oyj......................................     61      1,290
  #*Mesta Board Oyj.......................................  7,992     26,590
    Metso Oyj.............................................  4,261    190,531
  #*Neste Oil Oyj.........................................  5,289     84,412
   #Nokia Oyj............................................. 30,805    120,909
   #Nokia Oyj Sponsored ADR............................... 49,629    194,546
   *Nokian Renkaat Oyj....................................  1,313     56,457
    Olvi Oyj Series A.....................................    412     12,093
    Oriola-KD Oyj Series B................................    378      1,232
    Orion Oyj Series A....................................    403     11,136
   *Orion Oyj Series B....................................    364     10,159
  #*Outokumpu Oyj......................................... 31,824     32,946
   *Outotec Oyj...........................................    422     26,544
   *Pohjola Bank P.L.C. Series A..........................  2,803     47,950

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                             SHARES  VALUE++
                                                             ------ ----------
FINLAND -- (Continued)
   *Poyry Oyj...............................................    706 $    3,019
   *Raisio P.L.C. Series V..................................  3,077     13,230
   *Ramirent Oyj............................................    548      5,322
  #*Rautaruukki Oyj Series K................................  4,022     28,930
   *Ruukki Group Oyj........................................  1,697      1,035
   #Sanoma Oyj..............................................  2,591     26,212
  #*Stockmann Oyj Abp Series B..............................    889     17,473
   *Stora Enso Oyj Series R................................. 27,562    196,566
  #*Tieto Oyj...............................................  1,835     40,809
   *Tikkurila Oyj...........................................    348      7,442
   *UPM-Kymmene Oyj......................................... 25,222    308,389
    Vaisala Oyj Series A....................................     69      1,750
   *Wartsila OYJ Abp........................................  4,272    203,020
   *Yit Oyj.................................................  2,419     53,280
                                                                    ----------
TOTAL FINLAND...............................................         2,409,885
                                                                    ----------
FRANCE -- (7.6%)
   *Accor SA................................................  1,562     60,972
  #*Air France-KLM..........................................  4,416     48,014
   *Air Liquide SA..........................................  2,115    270,064
  #*Alcatel-Lucent SA....................................... 28,475     47,583
   *Alstom SA...............................................  2,146     95,124
   *Alten SA................................................    421     16,181
   *Altran Technologies SA..................................  4,114     31,125
   *April SA................................................    128      2,728
   *Arkema SA...............................................  1,984    224,944
   *AtoS SA.................................................  1,643    120,091
   *AXA SA.................................................. 18,574    343,895
    AXA SA Sponsored ADR....................................  2,900     53,505
    Axway Software SA.......................................    228      5,267
   *Beneteau SA.............................................  1,571     17,531
   *bioMerieux SA...........................................     95      9,071
   *BNP Paribas SA.......................................... 10,243    642,686
    Bollore SA..............................................     89     32,095
   *Bonduelle SCA...........................................    134     14,056
   *Bongrain SA.............................................    214     14,246
   *Bourbon SA..............................................  1,171     35,724
    Bouygues SA.............................................  3,354     95,166
   *Bull SA.................................................  5,424     23,925
   *Bureau Veritas SA.......................................    617     73,850
   *Cap Gemini SA...........................................  2,951    142,210
   *Carrefour SA............................................  8,480    241,764
   *Casino Guichard Perrachon SA............................  1,119    109,582
   *Christian Dior SA.......................................    414     72,295
   *Cie de Saint-Gobain SA..................................  8,393    345,362
    Cie Generale de Geophysique - Veritas SA Sponsored ADR..  5,600    162,568
   *Cie Generale des Etablissements Michelin SA Series B....  2,959    275,196
   *Cie Generale D'Optique Essilor Intenational SA..........  1,774    180,822
   *Club Mediterranee SA....................................    780     14,775
   *CNP Assurances SA.......................................  2,089     34,536
   *Credit Agricole SA...................................... 24,186    239,073
   *Danone SA...............................................  3,841    266,079
    Dassault Systemes SA ADR................................    500     55,600
   *Derichebourg SA.........................................  4,522     21,983
   *Eiffage SA..............................................    479     21,497
    Electricite de France SA................................  2,758     52,947
   *Esso SA Francaise.......................................     72      5,769
   *Establissements Maurel et Prom SA.......................  1,547     28,569
   *Euro Disney SCA.........................................  1,039      7,232
   *Eurofins Scientific SA..................................    301     53,772
   *European Aeronautic Defence & Space Co. SA..............  3,285    154,004

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
FRANCE -- (Continued)
  #*Eutelsat Communications SA............................    885 $ 30,401
   *Faiveley Transport SA.................................     99    6,779
   *Faurecia SA...........................................  1,157   20,388
    Fimalac SA............................................    138    6,989
   *France Telecom SA..................................... 17,648  200,424
    France Telecom SA Sponsored ADR.......................  5,900   67,260
  #*GDF Suez SA...........................................  6,633  136,067
  #*Gemalto NV............................................  1,658  147,581
    GL Events SA..........................................    729   17,998
   *Groupe Eurotunnel SA..................................  4,428   37,653
   *Groupe Steria SCA.....................................  1,736   32,249
   *Haulotte Group SA.....................................    105      871
   *Havas SA..............................................  7,168   46,916
    Hermes International SA...............................    146   47,443
   *Imerys SA.............................................    712   47,083
   *Ingenico SA...........................................  1,037   65,371
   *Interparfums SA.......................................    353   11,628
   *Ipsos SA..............................................    691   27,542
   *JCDecaux SA...........................................  1,564   43,684
    Korian SA.............................................    218    4,249
    Lafarge SA............................................  4,346  265,415
   *Lagardere SCA.........................................  3,917  141,583
   *Legrand SA............................................  2,964  134,467
   *L'Oreal SA............................................  2,652  393,802
   *LVMH Moet Hennessy Louis Vuitton SA...................  2,196  413,454
   *M6 Metropole Television SA............................    533    8,920
    Maisons France Confort SA.............................    226    8,838
  #*Manitou BF SA.........................................    582   10,373
   *Maurel & Prom Nigeria SA..............................  1,547    5,505
   *Medica SA.............................................  2,026   38,582
    Mersen SA.............................................    718   21,025
   *Natixis SA............................................ 19,483   77,199
   *Naturex SA............................................    308   24,550
  #*Neopost SA............................................    582   33,220
  #*Nexans SA.............................................  1,179   61,062
   *Nexity SA.............................................    965   29,452
    Norbert Dentressangle SA..............................      3      263
    NRJ Group SA..........................................  2,272   18,767
  #*Orpea SA..............................................    614   26,188
  #*PagesJaunes Groupe SA.................................  2,821   10,922
   *Pernod-Ricard SA......................................  2,291  286,771
  #*Peugeot SA............................................  4,045   31,526
    Pierre & Vacances SA..................................    107    2,284
   *Plastic Omnium SA.....................................    474   18,539
   *PPR SA................................................  1,393  299,585
   *Publicis Groupe SA....................................  1,084   70,934
   *Rallye SA.............................................    845   29,860
    Remy Cointreau SA.....................................    428   54,603
    Renault SA............................................  6,544  394,433
   *Rexel SA..............................................  3,782   80,422
   *Rubis SCA.............................................    902   65,347
   *SA des Ciments Vicat..................................    291   18,552
   *Safran SA.............................................  2,452  112,614
   *Saft Groupe SA........................................  1,569   42,379
    Samse SA..............................................      4      339
    Sanofi SA.............................................  2,144  209,009
    Sanofi SA ADR......................................... 10,456  508,998
   *Schneider Electric SA.................................  6,272  477,157
   *SEB SA................................................    721   57,640
   *Sechilienne SA........................................    158    3,222
   *Sequana SA............................................    493    6,021

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
FRANCE -- (Continued)
   *SES SA................................................   2,870 $    87,833
   *Societe BIC SA........................................     594      79,926
   *Societe d'Edition de Canal Plus SA....................   1,800      12,637
   *Societe Generale SA...................................  15,740     710,749
   *Societe Television Francaise 1 SA.....................   2,666      32,182
   *Sodexo SA.............................................     886      78,979
  #*Soitec SA.............................................   1,897       7,069
   *Sopra Group SA........................................     228      16,399
   *Stef SA...............................................      27       1,434
    STMicroelectronics NV.................................   7,387      63,859
   *STMicroelectronics NV ADR.............................   8,829      76,194
   *Technicolor SA........................................     828       2,867
   *Technip SA............................................   1,708     184,940
   *Teleperformance SA....................................   1,201      47,855
    Thales SA.............................................   2,607      93,886
  #*Theolia SA............................................     478       1,031
    Total SA..............................................   7,373     399,557
    Total SA Sponsored ADR................................   6,731     365,426
   *Trigano SA............................................   1,235      18,420
   *UbiSoft Entertainment SA..............................   5,735      55,329
   *Valeo SA..............................................   1,860     100,228
   *Vallourec SA..........................................   1,579      85,677
   #Veolia Environnement SA...............................   5,758      73,722
   *Veolia Environnement SA ADR...........................   1,059      13,449
    Viel et Compagnie SA..................................     300       1,022
  #*Vilmorin & Cie SA.....................................     141      18,563
   *Vinci SA..............................................   3,458     176,024
   *Virbac SA.............................................     123      27,527
   *Vivendi SA............................................  23,608     505,568
   *Zodiac Aerospace SA...................................     356      38,975
                                                                   -----------
TOTAL FRANCE..............................................          13,633,203
                                                                   -----------
GERMANY -- (5.3%)
   *Aareal Bank AG........................................   1,754      41,784
   *Adidas-Salomon AG.....................................   3,307     307,112
   *ADVA Optical Networking SE............................   1,788      10,912
   *Air Berlin P.L.C......................................   3,958       9,585
  #*Aixtron SE............................................   1,469      20,085
   *Allianz SE............................................   4,468     639,309
    Allianz SE Sponsored ADR..............................  10,000     142,900
    Asian Bamboo AG.......................................     317       2,804
   *Aurubis AG............................................     920      69,010
  #*Axel Springer AG......................................     675      31,535
   *BASF SE...............................................   4,483     454,038
   #Bauer AG..............................................      98       2,860
   *Bayer AG..............................................   2,614     257,955
   *Bayerische Motoren Werke AG...........................   1,207     121,566
   *BayWa AG..............................................     329      16,400
   *Bechtle AG............................................     976      44,061
    Beiersdorf AG.........................................   1,390     121,990
   *Bilfinger SE..........................................     773      78,132
    Biotest AG............................................     111       8,068
   *Brenntag AG...........................................      57       8,115
   *Carl Zeiss Meditec AG.................................     420      13,714
   *Celesio AG............................................   3,368      61,175
   *Cewe Color Holding AG.................................     374      16,594
   *Comdirect Bank AG.....................................   2,270      26,696
   *Commerzbank AG........................................ 104,125     227,989
   *Constantin Medien AG..................................   3,713       8,274
   *Continental AG........................................   1,349     158,318
   *CropEnergies AG.......................................   1,674      13,722

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
GERMANY -- (Continued)
   *CTS Eventim AG........................................    508 $ 18,160
  #*Curanum AG............................................  1,768    6,073
   #Delticom AG...........................................     86    4,135
    Deutsche Bank AG (5750355)............................ 11,944  617,733
   *Deutsche Bank AG (D18190898)..........................  2,393  123,622
    Deutsche Lufthansa AG.................................  4,149   82,414
    Deutsche Post AG...................................... 17,877  419,783
   *Deutsche Telekom AG................................... 20,584  252,877
    Deutsche Telekom AG Sponsored ADR.....................  6,800   83,368
  #*Deutsche Wohnen AG....................................  2,658   51,173
   *Deutz AG..............................................  1,775   10,471
   *Dialog Semiconductor P.L.C............................    987   17,601
  #*Drillisch AG..........................................  2,194   35,984
   *Duerr AG..............................................    458   44,813
   *E.ON SE............................................... 13,117  228,080
    Elmos Semiconductor AG................................  1,078   10,948
   *ElreingKlinger AG.....................................    444   15,699
    Fielmann AG...........................................    439   44,821
   *Fraport AG............................................  1,100   66,672
  #*Freenet AG............................................  2,915   62,777
   *Fresenius Medical Care AG & Co. KGaA..................    648   45,677
    Fresenius Medical Care AG & Co. KGaA ADR..............  1,600   56,320
    Fresenius SE & Co. KGaA...............................  1,233  149,960
    Fuchs Petrolub AG.....................................    292   20,640
   *GAGFAH SA.............................................  3,299   40,371
   *Gerresheimer AG.......................................  1,019   52,391
   *Gesco AG..............................................    211   22,141
   *GFK SE................................................    415   24,023
   *Gildemeister AG.......................................  3,114   76,711
    Grenkeleasing AG......................................    342   25,217
   *GSW Immobilien AG.....................................    683   29,144
   *H&R AG................................................     95    1,588
  #*Heidelberger Druckmaschinen AG........................  5,179   11,106
  #*Heidelberger Zement AG................................  3,032  191,130
   *Henkel AG & Co. KGaA..................................    991   73,511
   *Hochtief AG...........................................  1,313   85,681
   *Hugo Boss AG..........................................    282   33,136
   *Indus Holding AG......................................    446   13,946
    Infineon Technologies AG ADR..........................  7,164   64,691
  #*IVG Immobilien AG.....................................  5,487   17,655
    Jenoptik AG...........................................  3,400   37,142
   *K+S AG................................................  2,100   94,666
   *Kabel Deutschland Holding AG..........................  1,269  102,825
   #*Kloeckner & Co. SE...................................  2,194   27,762
   *Kontron AG............................................  4,419   26,400
  #*Krones AG.............................................    310   19,240
   *Kuka AG...............................................    785   30,452
   *KWS Saat AG...........................................     54   20,040
   *Lanxess AG............................................  1,831  154,663
   *Leoni AG..............................................  1,292   55,905
   *Linde AG..............................................  1,089  198,494
   *LPKF Laser & Electronics AG...........................    929   21,155
   *MAN SE................................................    957  115,337
    Merck KGaA............................................  1,135  157,801
   *Metro AG..............................................  2,703   83,476
  #*MLP AG................................................    696    6,046
   *Morphosys AG..........................................  1,004   42,494
   *MTU Aero Engines Holding AG...........................    936   89,254
   *Munchener Rueckversicherungs-Gesellschaft AG..........  1,880  345,270
   *MVV Energie AG........................................    114    3,818
  #*Nordex SE.............................................    320    1,716

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
GERMANY -- (Continued)
   *NORMA Group AG........................................    717 $   20,841
   *Patrizia Immobilien AG................................  3,278     29,114
   *Pfeiffer Vacuum Technology AG.........................    214     26,663
    PNE Wind AG...........................................  5,346     18,707
  #*Praktiker AG..........................................  2,703      5,461
   *Puma SE...............................................     94     29,713
   *R Stahl AG............................................    392     15,390
   *Rational AG...........................................     48     14,541
    Rheinmetall AG........................................    937     49,878
    Rhoen-Klinikum AG.....................................  3,216     67,465
   *SAP AG................................................  2,396    196,488
   *SAP AG Sponsored ADR..................................  3,560    291,991
  #*SGL Carbon SE.........................................    966     41,269
   *Siemens AG............................................    772     84,582
   #Siemens AG Sponsored ADR..............................  4,534    496,564
  #*Sky Deutschland AG....................................  2,027     12,326
   *Software AG...........................................    619     23,833
   *Stada Arzneimittel AG.................................  2,098     77,317
   *STRATEC Biomedical AG.................................    161      8,361
  #*Suss Microtec AG......................................  1,680     20,811
   *Symrise AG............................................  1,802     63,699
   #TAG Immobilien AG.....................................  2,061     24,985
   *Takkt AG..............................................    314      4,482
   *TUI AG................................................  4,115     44,653
   *Vossloh AG............................................    284     29,561
   *VTG AG................................................    506      9,587
  #*Wacker Chemie AG......................................    274     19,491
   *Wincor Nixdorf AG.....................................    165      8,616
   *Wirecard AG...........................................  1,798     40,955
                                                                  ----------
TOTAL GERMANY.............................................         9,558,246
                                                                  ----------
GREECE -- (0.2%)
   *Alpha Bank A.E........................................  3,571      6,177
   *Bank of Cyprus P.L.C.................................. 19,567      6,573
    Bank of Greece S.A....................................    135      3,109
    Coca-Cola Hellenic Bottling Co. S.A...................  3,277     85,127
    Coca-Cola Hellenic Bottling Co. S.A. ADR..............    700     17,990
   *Eurobank Ergasias SA..................................  9,716      8,072
    EYDAP Athens Water Supply & Sewage Co. S.A............  1,035      8,416
   *Fourlis Holdings S.A..................................    615      1,982
   *GEK Terna Holding Real Estate Construction S.A........  1,220      4,024
    Hellenic Petroleum S.A................................  3,218     36,084
   *Hellenic Telecommunication Organization Co. S.A....... 10,084     84,782
    JUMBO S.A.............................................  3,858     33,414
    Motor Oil (Hellas) Corinth Refineries S.A.............  1,306     15,072
   *Mytilineos Holdings S.A...............................  4,261     29,251
   *National Bank of Greece S.A........................... 18,147     28,664
   *National Bank of Greece S.A. ADR......................    918      1,423
    OPAP S.A..............................................  2,782     24,085
   *Piraeus Bank S.A...................................... 28,913     11,009
   *Public Power Corp. S.A................................  1,803     16,766
   *Titan Cement Co. S.A..................................  1,093     19,543
   *TT Hellenic Postbank S.A..............................  3,483        794
                                                                  ----------
TOTAL GREECE..............................................           442,357
                                                                  ----------
HONG KONG -- (1.3%)
   *AAC Technologies Holdings, Inc........................ 12,500     48,525
    Allied Properties (H.K.), Ltd......................... 48,000      8,352
    Associated International Hotels, Ltd..................  4,000     11,502
   *BOC Hong Kong Holdings, Ltd........................... 15,000     51,470
   *Brightoil Petroleum Holdings, Ltd..................... 83,000     16,165

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
HONG KONG -- (Continued)
   *Cathay Pacific Airways, Ltd...........................  19,000 $ 36,733
   *Cheung Kong Holdings, Ltd.............................   2,000   32,776
   *Chow Sang Sang Holdings International, Ltd............   5,000   13,239
    CLP Holdings, Ltd.....................................  10,000   84,780
    Dickson Concepts International, Ltd...................   6,500    3,660
    EcoGreen Fine Chemicals Group, Ltd....................  28,000    5,456
   #Esprit Holdings, Ltd..................................  12,900   17,977
  #*Genting Hong Kong, Ltd................................  96,000   41,622
   *Giordano International, Ltd...........................  14,000   14,221
    Glorious Sun Enterprises, Ltd.........................  14,000    4,279
   *G-Resources Group, Ltd................................ 231,000   12,804
   *Hang Lung Group, Ltd..................................  10,000   60,620
   *Hang Lung Properties, Ltd.............................  16,000   60,419
  #*Hang Seng Bank, Ltd...................................   3,600   58,951
   #Harbour Centre Development, Ltd.......................   2,000    3,709
    Henderson Land Development Co., Ltd...................   7,024   50,480
    HKR International, Ltd................................  48,800   28,247
   *Hong Kong & China Gas Co., Ltd........................  12,100   34,368
   *Hong Kong & Shanghai Hotels, Ltd......................   6,500   11,237
   *Hong Kong Aircraft Engineering Co., Ltd...............     800   11,315
   *Hongkong Chinese, Ltd.................................  58,000   10,846
   *Hopewell Holdings, Ltd................................   2,500   10,297
   *Hysan Development Co., Ltd............................   4,000   20,193
   *K Wah International Holdings, Ltd.....................  35,000   20,359
   *Kerry Properties, Ltd.................................  13,000   70,362
    Kowloon Development Co., Ltd..........................   7,000   10,744
   *Li & Fung, Ltd........................................  37,360   52,588
    L'Occitane International SA...........................   4,250   12,759
   *Luk Fook Holdings International, Ltd..................   4,000   13,974
   *MGM China Holdings, Ltd...............................  14,400   33,977
  #*Midland Holdings, Ltd.................................  18,000    9,242
   *MTR Corp..............................................  10,051   41,360
    New World Development Co., Ltd........................  41,936   77,347
    NWS Holdings, Ltd.....................................  16,185   28,925
   *Pacific Basin Shipping, Ltd...........................  62,000   36,231
    Paliburg Holdings, Ltd................................  28,000   10,006
   *Power Assets Holdings, Ltd............................  10,000   86,454
    Public Financial Holdings, Ltd........................   6,000    3,071
   *SA SA International Holdings, Ltd.....................  38,000   34,302
   *Samsonite International SA............................  15,000   32,610
    Sands China, Ltd......................................  16,000   80,742
   *Shangri-La Asia, Ltd..................................   6,000   14,200
   *Shun Tak Holdings, Ltd................................  11,000    6,002
   *Singamas Container Holdings, Ltd......................  96,000   27,710
    Sino Land Co., Ltd....................................  74,824  139,898
   *Sino-Tech International Holdings, Ltd................. 110,000      993
   *Sun Hung Kai & Co., Ltd...............................   4,000    2,833
    Sun Hung Kai Properties, Ltd..........................  11,000  180,575
   *Sustainable Forest Holdings, Ltd...................... 232,500    2,209
   *Techtronic Industries Co., Ltd........................  32,000   64,955
   *Television Broadcasts, Ltd............................   2,000   14,776
    Tongda Group Holdings, Ltd............................ 270,000   14,125
   *Transport International Holdings, Ltd.................  12,000   27,075
   *Trinity, Ltd..........................................  12,000    7,410
    Victory City International Holdings, Ltd..............  41,042    5,075
   *Vitasoy International Holdings, Ltd...................  10,000   10,544
    VST Holdings, Ltd.....................................  62,000   15,250
   #VTech Holdings, Ltd...................................   1,400   16,123
   *Wharf Holdings, Ltd...................................  14,000  123,577
   *Wheelock & Co., Ltd...................................  15,000   84,429
   *Wynn Macau, Ltd.......................................   4,800   13,468

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
HONG KONG -- (Continued)
   *Xinyi Glass Holdings, Ltd............................. 34,000 $   22,358
   *Yue Yuen Industrial Holdings, Ltd..................... 10,500     35,308
                                                                  ----------
TOTAL HONG KONG...........................................         2,248,189
                                                                  ----------
IRELAND -- (0.3%)
   *Anglo Irish Bank Corp. P.L.C..........................  5,570         --
   *Bank of Ireland....................................... 87,494     16,886
   *Bank of Ireland Sponsored ADR.........................     30        257
    C&C Group P.L.C. (B010DT8)............................  1,711     11,189
    C&C Group P.L.C. (B011Y09)............................  4,812     31,376
    CRH P.L.C.............................................  4,953    106,848
   *CRH P.L.C. Sponsored ADR..............................    372      8,005
    DCC P.L.C. (0242493)..................................    432     14,131
   *DCC P.L.C. (4189477)..................................  1,578     51,651
   *Dragon Oil P.L.C......................................  5,185     46,652
   *FBD Holdings P.L.C....................................  1,875     27,767
   *Glanbia P.L.C.........................................  4,032     45,014
   *Grafton Group P.L.C...................................  5,495     32,207
   *Independent News & Media P.L.C........................    730         44
   *Kenmare Resources P.L.C...............................    953        502
    Paddy Power P.L.C.....................................    456     37,793
   *Smurfit Kappa Group P.L.C.............................  3,302     45,748
                                                                  ----------
TOTAL IRELAND.............................................           476,070
                                                                  ----------
ISRAEL -- (0.2%)
   *Azrieli Group, Ltd....................................    822     21,558
   *Ceragon Networks, Ltd.................................  1,170      5,631
   *Clal Industries, Ltd..................................  2,565      9,069
    Clal Insurance Enterprises Holdings, Ltd..............    670     10,047
    Delek Group, Ltd......................................     41     10,128
   *Elbit Systems, Ltd....................................    533     20,491
   *EZchip Semiconductor, Ltd.............................    325      9,840
   *First International Bank of Israel, Ltd...............  1,094     14,801
    Frutarom Industries, Ltd..............................  1,280     16,251
   *Given Imaging, Ltd....................................    902     14,954
   *Harel Insurance Investments & Finances, Ltd...........    384     16,724
   *Israel Chemicals, Ltd.................................  7,094     94,220
   *Israel Discount Bank, Ltd. Series A...................  2,038      3,413
   *Mellanox Technologies, Ltd............................  1,147     58,255
   *Migdal Insurance & Financial Holding, Ltd.............  6,903     10,095
   *Nitsba Holdings (1995), Ltd...........................    720      6,499
   *Oil Refineries, Ltd................................... 30,902     15,854
   *Osem Investments, Ltd.................................  1,359     22,497
   *Paz Oil Co., Ltd......................................     79     11,793
   *Retalix, Ltd..........................................    659     19,712
   *Strauss Group, Ltd....................................  1,238     15,383
                                                                  ----------
TOTAL ISRAEL..............................................           407,215
                                                                  ----------
ITALY -- (2.2%)
   *A2A SpA............................................... 14,901      9,969
    ACEA SpA..............................................    926      6,003
    Alerion Cleanpower SpA................................  2,085     11,201
   *Amplifon SpA..........................................  7,609     40,639
   *Ansaldo STS SpA.......................................  3,195     32,893
   *Arnoldo Mondadori Editore SpA.........................  3,462      5,505
   *Assicurazioni Generali SpA............................ 17,851    341,730
   *Astaldi SpA...........................................  2,155     16,216
   #Atlantia SpA..........................................  4,137     76,396
   *Autogrill SpA.........................................  1,407     17,254
   *Azimut Holding SpA....................................  3,472     61,073

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
ITALY -- (Continued)
  #*Banca Monte Dei Paschi di Siena SpA................... 163,052 $ 54,466
   *Banca Piccolo Credito Valtellinese Scarl..............   5,966   10,222
   *Banca Popolare dell'Emilia Romagna Scarl..............   7,060   62,360
   *Banca Popolare dell'Etruria e del Lazio Scarl.........   5,434    4,346
   *Banca Popolare di Milano Scarl........................  36,030   24,192
   *Banca Popolare di Sondrio Scarl.......................   5,883   42,377
   *Banco Popolare Scarl..................................   2,213    4,611
    BasicNet SpA..........................................   3,053    6,539
   *C.I.R. SpA - Compagnie Industriali Riunite............  12,797   14,828
   *Credito Emiliano SpA..................................   1,297    7,759
   *De Longhi SpA.........................................   4,371   70,587
    DiaSorin SpA..........................................     691   26,961
   *Enel SpA..............................................  62,616  273,015
    Eni SpA...............................................  21,274  531,369
   *Eni SpA Sponsored ADR.................................     600   29,958
   *ERG SpA...............................................     971    9,506
    Esprinet SpA..........................................   1,834    8,094
    Falck Renewables SpA..................................   2,083    3,000
   *Fiat Industrial SpA...................................   5,316   68,412
  #*Fiat SpA..............................................  21,453  131,311
  #*Finmeccanica SpA......................................  10,748   70,631
   *Gemina SpA............................................   6,656   11,465
  #*Geox SpA..............................................     707    2,484
    Gruppo Editoriale L'Espresso SpA......................   2,471    3,175
  #*Hera SpA..............................................   4,615    8,483
    Immsi SpA.............................................  13,995   11,016
    Impregilo SpA.........................................   2,167   11,240
   *Intek Group SpA.......................................   9,436    4,404
   *Interpump Group SpA...................................   2,221   17,033
   *Intesa Sanpaolo SpA................................... 140,170  285,714
    Iren SpA..............................................   3,033    2,327
  #*Italcementi SpA.......................................   3,075   17,303
   *Italmobiliare SpA.....................................     111    2,226
   *Lottomatica Group SpA.................................   1,126   27,840
   *Mediaset SpA..........................................   9,368   24,611
   *Milano Assicurazioni SpA..............................   5,077    2,842
  #*Piaggio & C. SpA......................................   7,738   21,178
  #*Pirelli & C. SpA......................................   5,139   63,032
  #*Prelios SpA...........................................   2,203      268
   *Premafin Finanziaria SpA..............................   6,626    1,865
   *Prysmian SpA..........................................   1,451   31,010
   *Recordati SpA.........................................   2,408   24,648
   *Safilo Group SpA......................................   1,166   12,828
   *Saipem SpA............................................   3,018   85,694
   *Saras SpA.............................................  11,148   15,014
  #*Snam SpA..............................................  17,646   89,176
   *Societa Cattolica di Assicurazioni Scrl...............   1,051   19,381
   *Societa Iniziative Autostradali e Servizi SpA.........   3,086   30,986
    Sogefi SpA............................................   5,901   18,048
   *Sorin SpA.............................................   5,946   15,175
   *Telecom Italia SpA.................................... 114,064  113,184
    Telecom Italia SpA Sponsored ADR......................   6,420   63,430
    Tenaris SA............................................   1,995   41,849
    Tenaris SA ADR........................................   2,200   92,554
    Terna Rete Elettrica Nazionale SpA....................  12,948   54,516
   *Tod's SpA.............................................     420   57,323
   *UniCredit SpA.........................................  67,800  437,657
   *Unione di Banche Italiane ScpA........................   8,864   46,263
  #*Unipol Gruppo Finanziario SpA.........................   1,177    3,394
   *Vittoria Assicurazioni SpA............................   2,148   15,590

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
ITALY -- (Continued)
   *Yoox SpA..............................................  2,170 $   41,421
                                                                  ----------
TOTAL ITALY...............................................         3,901,070
                                                                  ----------
JAPAN -- (19.1%)
   *77 Bank, Ltd. (The)...................................  5,000     21,509
   *Accordia Golf Co., Ltd................................     37     36,114
   *Adeka Corp............................................  4,200     35,995
    Advan Co., Ltd........................................    500      4,813
   *Advantest Corp........................................  1,800     24,511
    Advantest Corp. ADR...................................    500      6,750
   *Aeon Co., Ltd.........................................  9,000    102,081
   *Aica Kogyo Co., Ltd...................................  2,900     48,185
    Aichi Bank, Ltd. (The)................................    300     15,740
    Aichi Steel Corp......................................  2,000      8,775
   *Aida Engineering, Ltd.................................  4,900     37,115
   *Air Water, Inc........................................  4,000     51,091
   *Aisin Seiki Co., Ltd..................................  2,600     85,167
   *Ajinomoto Co., Inc....................................  6,000     81,383
   *Akita Bank, Ltd. (The)................................  3,000      8,465
   *Alfresa Holdings Corp.................................  1,300     56,958
    All Nippon Airways Co., Ltd...........................  5,000      9,790
   *Alpine Electronics, Inc...............................  2,300     20,730
  #*Alps Electric Co., Ltd................................  7,000     40,839
   *Amada Co., Ltd........................................  6,000     37,497
   *Amano Corp............................................  3,100     27,912
   *Anritsu Corp..........................................  2,000     25,667
    AOI Electronic Co., Ltd...............................    200      3,620
   *AOKI Holdings, Inc....................................    800     19,228
   *Aomori Bank, Ltd. (The)...............................  6,000     18,183
   *Aoyama Trading Co., Ltd...............................  1,600     31,402
    Arakawa Chemical Industries, Ltd......................    300      2,343
   *Arcland Sakamoto Co., Ltd.............................    900     14,545
   *Arcs Co., Ltd.........................................  2,023     37,891
   *Arnest One Corp.......................................  2,000     32,001
   *Asahi Diamond Industrial Co., Ltd.....................  1,000      9,148
    Asahi Glass Co., Ltd.................................. 29,000    192,400
    Asahi Group Holdings, Ltd.............................  4,300     91,387
   *Asahi Kasei Corp...................................... 44,000    253,943
    Asatsu-DK, Inc........................................    300      8,074
    Asics Corp............................................  4,300     61,240
   *Astellas Pharma, Inc..................................  4,800    244,346
    Atom Corp.............................................  3,800     24,516
   *Autobacs Seven Co., Ltd...............................    400     16,272
   *Avex Group Holdings, Inc..............................  2,300     62,167
   *Azbil Corp............................................  3,500     74,862
   *Bank of Iwate, Ltd. (The).............................    300     12,548
   *Bank of Okinawa, Ltd. (The)...........................    300     11,745
    Bank of Saga, Ltd. (The)..............................  8,000     18,285
   *Bank of the Ryukyus, Ltd..............................  1,800     22,438
   *Benesse Holdings, Inc.................................    500     21,797
   #Bic Camera, Inc.......................................     60     30,104
    Bridgestone Corp......................................  6,200    162,606
   *Brother Industries, Ltd...............................  5,300     56,354
    Bunka Shutter Co., Ltd................................  6,000     29,962
   *Calsonic Kansei Corp..................................  4,000     16,600
    Canon Electronics, Inc................................    400      8,202
    Canon Marketing Japan, Inc............................  3,600     48,973
    Canon, Inc............................................    200      7,283
  #*Canon, Inc. Sponsored ADR.............................  8,300    303,531
  #*Casio Computer Co., Ltd...............................  9,200     79,365
    Cawachi, Ltd..........................................    500     10,289

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Central Glass Co., Ltd................................  7,000 $ 21,578
   *Century Tokyo Leasing Corp............................  2,300   51,373
   *Chiyoda Co., Ltd......................................  1,200   27,779
    Chiyoda Corp..........................................  3,000   37,607
   *Chubu Electric Power Co., Ltd.........................  6,400   80,843
   *Chubu Shiryo Co., Ltd.................................  1,000    5,730
    Chugai Pharmaceutical Co., Ltd........................  3,000   61,713
   *Chugoku Electric Power Co., Ltd. (The)................  3,400   44,739
    Chugoku Marine Paints, Ltd............................  2,000   10,546
    Chukyo Bank, Ltd. (The)...............................  8,000   17,583
    Chuo Spring Co., Ltd..................................  1,000    3,494
   *Citizen Holdings Co., Ltd.............................  9,500   54,416
   *CKD Corp..............................................    700    4,259
    Cleanup Corp..........................................    600    4,339
   *CMK Corp..............................................  2,600    9,705
    Coca-Cola Central Japan Co., Ltd......................    500    6,700
    Coca-Cola West Co., Ltd...............................  2,100   33,162
   *cocokara fine, Inc....................................    400   13,115
   *COMSYS Holdings Corp..................................  1,600   19,296
    Cosel Co., Ltd........................................    600    7,033
   *Cosmo Oil Co., Ltd.................................... 35,000   78,685
   *Dai Nippon Printing Co., Ltd.......................... 14,000  113,182
   *Daibiru Corp..........................................  1,100   10,675
   *Daicel Corp........................................... 10,000   69,829
   *Daido Steel Co., Ltd.................................. 17,000   75,892
    Daidoh, Ltd...........................................    500    3,467
  #*Daiei, Inc. (The).....................................  1,350    3,068
   *Daifuku Co., Ltd......................................  1,500   10,003
    Daihatsu Motor Co., Ltd...............................  2,000   41,605
   *Daihen Corp...........................................  2,000    6,695
   *Dai-ichi Life Insurance Co., Ltd. (The)...............      4    5,732
   #Daiichi Sankyo Co., Ltd...............................  5,700   96,504
   *Daikin Industries, Ltd................................  2,600   99,344
   *Daikyo, Inc........................................... 12,000   32,133
  #*Dainippon Sumitomo Pharma Co., Ltd....................  4,900   69,077
   *Daio Paper Corp.......................................  1,000    6,805
    Daisan Bank, Ltd. (The)...............................  2,000    3,849
   *Daiseki Co., Ltd......................................  1,100   15,614
   *Daito Trust Construction Co., Ltd.....................    900   88,675
   *Daiwa House Industry Co., Ltd......................... 12,000  220,515
   *Daiwa Securities Group, Inc........................... 19,000  110,512
   *Daiwabo Holdings Co., Ltd.............................  8,000   15,830
   *DCM Holdings Co., Ltd.................................  1,300    8,545
   *Denki Kagaku Kogyo K.K................................ 20,000   72,224
   *Denso Corp............................................  4,200  157,355
   *Dentsu, Inc...........................................  4,500  125,831
   *DIC Corp.............................................. 32,000   63,355
  #*Disco Corp............................................    300   16,510
   *Doutor Nichires Holdings Co., Ltd.....................  1,900   26,850
   *Dowa Holdings Co., Ltd................................ 10,000   70,741
   *Duskin Co., Ltd.......................................  1,300   24,710
    Earth Chemical Co., Ltd...............................    200    6,465
   *East Japan Railway Co.................................  2,600  175,519
   *Ebara Corp............................................ 18,000   70,399
   *Edion Corp............................................  1,300    6,249
   *Ehime Bank, Ltd. (The)................................  8,000   20,562
   *Eighteenth Bank, Ltd. (The)...........................  3,000    7,805
    Eizo Nanao Corp.......................................  1,100   17,560
   *Electric Power Development Co., Ltd...................  1,700   39,085
    ESPEC Corp............................................    700    5,606
   *Exedy Corp............................................  1,300   28,534

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Ezaki Glico Co., Ltd..................................  1,000 $  9,832
    FALCO SD HOLDINGS Co., Ltd............................    200    2,298
   *FamilyMart Co., Ltd...................................    400   16,068
   *Fancl Corp............................................  1,500   16,804
   *FANUC Corp............................................  1,500  234,076
   *Fast Retailing Co., Ltd...............................    300   78,833
  #*FCC Co., Ltd..........................................  2,100   45,139
   *FIDEA Holdings Co., Ltd...............................  5,200   12,443
   *FP Corp...............................................    500   32,244
   *Fuji Co., Ltd.........................................  1,000   20,187
    Fuji Corp, Ltd........................................  1,100    6,080
   *Fuji Electric Co., Ltd................................ 22,000   51,373
   *Fuji Heavy Industries, Ltd............................  9,000  121,723
   *Fuji Media Holdings, Inc..............................     28   43,978
   *Fuji Oil Co., Ltd.....................................  1,100   14,944
    Fuji Seal International, Inc..........................  1,300   28,202
   #Fuji Soft, Inc........................................    600   12,690
   *FUJIFILM Holdings Corp................................  5,400  107,674
   *Fujikura, Ltd......................................... 11,000   34,216
   *Fujitec Co., Ltd......................................  6,000   41,678
   *Fujitsu General, Ltd..................................  3,000   26,289
   *Fujitsu, Ltd.......................................... 32,000  129,577
    FuKoKu Co., Ltd.......................................    200    1,813
   *Fukui Bank, Ltd. (The)................................  7,000   13,790
   *Fukuoka Financial Group, Inc.......................... 13,000   54,737
   *Furukawa Electric Co., Ltd............................ 11,000   22,292
   *Futaba Industrial Co., Ltd............................    500    2,275
    Fuyo General Lease Co., Ltd...........................    400   14,300
   *Glory, Ltd............................................  1,500   35,131
    Godo Steel, Ltd.......................................  8,000   16,078
    Goldcrest Co., Ltd....................................  1,060   20,174
  #*GS Yuasa Corp.........................................  5,000   17,802
   *Gunma Bank, Ltd. (The)................................  4,000   19,307
   *Gunze, Ltd............................................  7,000   18,736
   *H2O Retailing Corp....................................  3,000   24,620
   *Hachijuni Bank, Ltd. (The)............................  6,000   30,039
   *Hakuhodo DY Holdings, Inc.............................    620   42,248
    Hamamatsu Photonics K.K...............................    200    7,647
   *Hankyu Hanshin Holdings, Inc.......................... 13,000   70,939
   *Hanwa Co., Ltd........................................  3,000   11,520
   *Harashin Narus Holdings Co., Ltd......................    400    7,064
   *Haseko Corp........................................... 34,000   32,688
    Heiwa Corp............................................    500    8,460
   *Heiwa Real Estate Co., Ltd............................  2,100   28,409
   *Heiwado Co., Ltd......................................    700   10,043
    Hibiya Engineering, Ltd...............................    800    8,913
   *Hino Motors, Ltd......................................  2,000   21,016
   *Hitachi Cable, Ltd....................................  3,000    4,654
    Hitachi Chemical Co., Ltd.............................  3,300   46,470
   #Hitachi Construction Machinery Co., Ltd...............  1,700   39,039
    Hitachi High-Technologies Corp........................  2,100   41,706
    Hitachi Koki Co., Ltd.................................    800    6,399
   *Hitachi Kokusai Electric, Inc.........................  2,000   16,545
   #Hitachi Metals, Ltd...................................  3,600   30,952
    Hitachi Transport System, Ltd.........................  1,100   16,658
   *Hitachi Zosen Corp.................................... 22,500   35,917
   *Hitachi, Ltd..........................................  6,000   35,605
    Hitachi, Ltd. ADR.....................................  3,100  184,419
    Hogy Medical Co., Ltd.................................    300   14,459
   *Hokkaido Electric Power Co., Inc......................  4,900   46,956
   *Hokuetsu Bank, Ltd. (The)............................. 16,000   34,493

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
  #*Hokuetsu Kishu Paper Co., Ltd.........................  4,500 $ 22,978
   *Hokuhoku Financial Group, Inc......................... 11,000   17,901
   *Hokuriku Electric Power Co., Inc......................  3,800   41,895
   *Hokuto Corp...........................................    700   13,131
    Honda Motor Co., Ltd.................................. 11,300  427,131
  #*Honda Motor Co., Ltd. Sponsored ADR...................  8,100  305,289
    Horiba, Ltd...........................................  1,300   38,181
    Hoshizaki Electric Co., Ltd...........................    600   17,841
    Hosiden Corp..........................................    800    4,381
   *House Foods Corp......................................  2,300   34,701
   *Hoya Corp.............................................  1,400   27,032
   *Hyakugo Bank, Ltd. (The)..............................  6,000   25,990
   *Ibiden Co., Ltd.......................................  2,800   39,908
   *Idemitsu Kosan Co., Ltd...............................    700   61,377
   *IHI Corp.............................................. 20,000   51,849
    Iino Kaiun Kaisha, Ltd................................  6,200   28,507
    Imperial Hotel, Ltd...................................    200    6,488
   *Inaba Denki Sangyo Co., Ltd...........................    800   24,757
    Inaba Seisakusho Co., Ltd.............................    600    7,259
   *Inabata & Co., Ltd....................................  1,200    8,096
    Inageya Co., Ltd......................................  2,000   21,986
    Ines Corp.............................................    500    3,427
   *Inpex Corp............................................     40  231,591
   *Iseki & Co., Ltd......................................  6,000   16,272
   *Isetan Mitsukoshi Holdings, Ltd.......................  6,840   67,547
   *Isuzu Motors, Ltd..................................... 12,000   75,258
   *Ito En, Ltd...........................................    600   11,655
   *ITOCHU Corp........................................... 13,400  151,547
   *Itoham Foods, Inc.....................................  2,000    9,064
   *Iwatani Corp..........................................  9,000   34,110
    Izumi Co., Ltd........................................    700   14,918
    Izumiya Co., Ltd......................................  4,000   21,716
   *J. Front Retailing Co., Ltd...........................  9,000   49,368
   *Japan Airport Terminal Co., Ltd.......................    700    7,323
   *Japan Aviation Electronics Industry, Ltd..............  2,000   14,643
  #*Japan Steel Works, Ltd. (The).........................  7,000   40,387
   *Japan Tobacco, Inc....................................  3,200   99,843
    Japan Wool Textile Co., Ltd. (The)....................  1,000    6,547
   *JFE Holdings, Inc.....................................  5,200  110,996
    JGC Corp..............................................  3,000   85,047
  #*Joshin Denki Co., Ltd.................................  2,000   20,061
   *JSR Corp..............................................  2,800   55,364
   *JTEKT Corp............................................  6,900   73,704
    Jupiter Telecommunications Co., Ltd...................     19   22,851
    Juroku Bank, Ltd......................................  8,000   27,999
  #*JVC Kenwood Holdings, Inc.............................  3,820   13,233
   *JX Holdings, Inc...................................... 38,920  229,621
  #*Kadokawa Group Holdings, Inc..........................  1,200   32,249
    Kagome Co., Ltd.......................................  1,500   27,982
   *Kagoshima Bank, Ltd. (The)............................  2,000   12,875
   *Kajima Corp........................................... 22,403   67,154
   *Kakaku.com, Inc.......................................  1,000   37,327
   *Kaken Pharmaceutical Co., Ltd.........................  1,000   16,410
   *Kamei Corp............................................  2,000   17,380
    Kanamoto Co., Ltd.....................................  2,000   31,832
   *Kaneka Corp........................................... 12,000   64,193
   *Kanematsu Corp........................................ 16,000   24,535
   *Kansai Electric Power Co., Inc........................ 13,300  126,717
    Kansai Paint Co., Ltd.................................  7,000   77,953
    Kao Corp..............................................  4,800  137,692
    Katakura Industries Co., Ltd..........................  1,200   11,733

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Kato Sangyo Co., Ltd..................................    900 $ 16,754
   *Kawasaki Heavy Industries, Ltd........................ 30,000   92,942
  #*Kawasaki Kisen Kaisha, Ltd............................ 25,000   47,464
   *KDDI Corp.............................................  3,600  267,863
   *Keihin Corp...........................................    600    8,336
   *Kenedix, Inc..........................................     64   19,994
    Kewpie Corp...........................................  3,500   46,515
    Kikkoman Corp.........................................  4,000   59,816
   *Kinden Corp...........................................  2,000   13,262
  #*Kintetsu Corp......................................... 20,000   82,174
    Kirin Holdings Co., Ltd...............................  8,000   99,966
   *Kitz Corp.............................................  7,500   38,634
   *Kiyo Holdings, Inc.................................... 10,000   14,781
    Koa Corp..............................................    900    7,577
   *Kobayashi Pharmaceutical Co., Ltd.....................    600   29,279
   *Kobe Steel, Ltd....................................... 81,000  100,036
   #Kohnan Shoji Co., Ltd.................................  1,900   22,805
   *Koito Manufacturing Co., Ltd..........................  1,000   16,670
    Kokuyo Co., Ltd.......................................  4,400   30,303
   *Komatsu, Ltd..........................................  9,800  260,641
   *Konica Minolta Holdings, Inc.......................... 14,000  111,818
    Konishi Co., Ltd......................................    300    5,459
   *Kose Corp.............................................  1,300   27,388
   *K's Holdings Corp.....................................  1,419   38,581
   *Kubota Corp...........................................  8,000   91,376
   *Kubota Corp. Sponsored ADR............................  1,000   57,160
    Kurabo Industries, Ltd................................ 13,000   22,004
   *Kuraray Co., Ltd......................................  6,300   80,939
    Kureha Corp...........................................  2,000    7,744
   *Kurimoto, Ltd.........................................  8,000   30,459
   *Kurita Water Industries, Ltd..........................  1,900   37,345
    Kuroda Electric Co., Ltd..............................  1,800   21,984
  #*KYB Co., Ltd..........................................  3,000   12,215
   *Kyocera Corp..........................................    800   72,464
    Kyocera Corp. Sponsored ADR...........................  1,000   88,000
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................  2,700   30,422
    Kyokuyo Co., Ltd......................................  2,000    4,463
   *KYORIN Holdings, Inc..................................  2,000   40,723
   *Kyowa Exeo Corp.......................................  2,000   20,338
    Kyowa Hakko Kirin Co., Ltd............................  4,000   37,821
   *Kyushu Electric Power Co., Inc........................  3,300   31,763
   *Lawson, Inc...........................................    500   36,233
    LEC, Inc..............................................    400    4,606
   *Leopalace21 Corp......................................  2,100    8,095
    Life Corp.............................................  1,400   19,402
   *Lintec Corp...........................................  1,100   20,342
   #Lion Corp.............................................  5,000   23,952
   *LIXIL Group Corp......................................  6,200  144,078
   #M3, Inc...............................................     24   39,174
   *Maeda Corp............................................  7,000   27,243
   *Maeda Road Construction Co., Ltd......................  1,000   14,903
   *Makino Milling Machine Co., Ltd.......................  7,000   44,552
   *Makita Corp...........................................  1,200   58,442
   *Mandom Corp...........................................  1,000   29,740
    Mars Engineering Corp.................................    300    6,215
   *Marubeni Corp......................................... 14,000  102,835
    Marubun Corp..........................................    800    3,882
    Marudai Food Co., Ltd.................................  1,000    3,308
   *Maruha Nichiro Holdings, Inc..........................  6,000   10,430
   *Marui Group Co., Ltd..................................  4,600   37,395
    Marusan Securities Co., Ltd...........................  3,900   28,073

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Max Co., Ltd..........................................   2,000 $ 23,869
   *Mazda Motor Corp......................................  95,000  256,986
   *Medipal Holdings Corp.................................   2,000   25,341
   *Megmilk Snow Brand Co., Ltd...........................   2,100   36,222
   *Meidensha Corp........................................   4,000   12,655
  #*MEIJI Holdings Co., Ltd...............................     300   13,266
   *Meitec Corp...........................................     300    7,675
   *Michinoku Bank, Ltd. (The)............................   3,000    6,293
   *Minato Bank, Ltd. (The)...............................   8,000   13,994
  #*Minebea Co., Ltd......................................  10,000   33,854
   *Miraca Holdings, Inc..................................     600   25,016
   *Misumi Group, Inc.....................................     600   15,764
    Mitsubishi Chemical Holdings Corp.....................  44,500  206,054
   *Mitsubishi Corp.......................................  11,180  235,867
   *Mitsubishi Electric Corp..............................  22,000  182,333
   *Mitsubishi Estate Co., Ltd............................  10,000  242,199
   *Mitsubishi Gas Chemical Co., Inc......................  14,369   96,177
   *Mitsubishi Heavy Industries, Ltd......................  40,000  213,893
   *Mitsubishi Logistics Corp.............................   3,000   44,995
   *Mitsubishi Materials Corp.............................  30,000   96,058
   *Mitsubishi Motors Corp................................  29,000   30,153
   *Mitsubishi Paper Mills, Ltd...........................  11,000   10,823
    Mitsubishi Pencil Co., Ltd............................     600   10,304
   *Mitsubishi Steel Manufacturing Co., Ltd...............   3,000    5,871
    Mitsubishi Tanabe Pharma Corp.........................   6,200   83,115
   *Mitsubishi UFJ Financial Group, Inc................... 114,600  651,747
    Mitsubishi UFJ Financial Group, Inc. ADR..............  25,043  141,743
   *Mitsuboshi Belting Co., Ltd...........................   4,000   21,477
   *Mitsui & Co., Ltd.....................................   1,900   28,716
    Mitsui & Co., Ltd. Sponsored ADR......................     473  142,870
   *Mitsui Chemicals, Inc.................................  50,000  118,577
    Mitsui Engineering & Shipbuilding Co., Ltd............  21,000   33,275
   *Mitsui Fudosan Co., Ltd...............................   7,000  160,014
    Mitsui Home Co., Ltd..................................   3,000   17,292
   *Mitsui Mining & Smelting Co., Ltd.....................  14,000   35,630
   *Mitsui O.S.K. Lines, Ltd..............................  26,000   85,788
   *Mitsui-Soko Co., Ltd..................................   8,000   34,776
   *Mitsumi Electric Co., Ltd.............................   2,400   12,819
   *Miura Co., Ltd........................................     400   10,456
    Miyazaki Bank, Ltd. (The).............................   7,000   17,927
   *Mizuho Financial Group, Inc........................... 221,040  441,191
    Mizuho Financial Group, Inc. ADR......................  11,600   46,168
    Mizuno Corp...........................................   6,000   27,403
    Mochida Pharmaceutical Co., Ltd.......................   2,000   25,658
  #*Mori Seiki Co., Ltd...................................   1,900   17,873
    Morinaga & Co., Ltd...................................  11,000   23,301
   *Morinaga Milk Industry Co., Ltd.......................   4,000   12,850
    Morita Holdings Corp..................................   3,000   26,557
    Mory Industries, Inc..................................   2,000    5,813
  #*MOS Food Services, Inc................................     700   13,097
   *Moshi Moshi Hotline, Inc..............................   2,100   30,696
   *MS&AD Insurance Group Holdings, Inc...................   6,752  141,425
   *Murata Manufacturing Co., Ltd.........................   1,700  104,832
  #*Musashi Seimitsu Industry Co., Ltd....................     300    6,094
   *Nabtesco Corp.........................................   1,000   20,877
   *Nachi-Fujikoshi Corp..................................   9,000   36,547
   *Nagase & Co., Ltd.....................................   2,000   21,831
    Nakamuraya Co., Ltd...................................   1,000    4,533
   *Namco Bandai Holdings, Inc............................   4,300   61,336
   *Nankai Electric Railway Co., Ltd......................  11,000   48,115
   *Nanto Bank, Ltd. (The)................................   3,000   13,043

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
JAPAN -- (Continued)
    Natori Co., Ltd.......................................     500 $  4,840
   *NEC Corp..............................................  79,000  192,740
    NEC Mobiling, Ltd.....................................     400   18,285
   *NEC Networks & System Integration Corp................   1,600   30,056
   *Net One Systems Co., Ltd..............................   3,200   30,726
   *NGK Insulators, Ltd...................................   3,000   34,893
   *NGK Spark Plug Co., Ltd...............................   5,000   63,601
   *NHK Spring Co., Ltd...................................   3,000   26,334
    Nichia Steel Works, Ltd...............................   1,000    2,549
  #*Nichias Corp..........................................   4,000   21,769
   #Nichicon Corp.........................................   1,300   10,683
   *Nichii Gakkan Co......................................   3,100   26,680
   *Nichirei Corp.........................................   7,000   34,778
   #Nidec Corp............................................     400   22,864
   *Nidec Corp. ADR.......................................   2,800   39,984
   *Nifco, Inc............................................   1,200   24,922
    Nihon Kohden Corp.....................................     700   22,281
   *Nihon Parkerizing Co., Ltd............................   1,000   16,483
   *Nihon Unisys, Ltd.....................................   2,600   21,241
    Nihon Yamamura Glass Co., Ltd.........................   3,000    5,969
   *Nikkiso Co., Ltd......................................   3,000   32,698
   *Nikon Corp............................................   3,000   85,779
   *Nippo Corp............................................   3,000   40,233
  #*Nippon Chemi-Con Corp.................................   6,000   12,779
   *Nippon Coke & Engineering Co., Ltd....................   3,500    5,209
    Nippon Denko Co., Ltd.................................   2,000    5,801
   *Nippon Densetsu Kogyo Co., Ltd........................   2,000   20,447
   *Nippon Electric Glass Co., Ltd........................   8,000   38,555
    Nippon Flour Mills Co., Ltd...........................   2,000    8,420
    Nippon Kayaku Co., Ltd................................   4,000   45,183
   *Nippon Konpo Unyu Soko Co., Ltd.......................   1,000   13,882
   *Nippon Light Metal Holdings Co., Ltd..................  33,000   37,897
   *Nippon Meat Packers, Inc..............................   5,000   67,667
   *Nippon Paint Co., Ltd.................................   6,000   53,921
  #*Nippon Paper Group, Inc...............................   4,900   69,435
   *Nippon Road Co., Ltd. (The)...........................   5,000   22,358
    Nippon Seiki Co., Ltd.................................   1,000   11,877
  #*Nippon Sheet Glass Co., Ltd...........................  27,800   32,406
   *Nippon Shinyaku Co., Ltd..............................   1,000   12,542
   *Nippon Shokubai Co., Ltd..............................   5,000   48,229
   *Nippon Signal Co., Ltd................................   2,700   18,719
   *Nippon Soda Co., Ltd..................................   8,000   36,317
   *Nippon Steel & Sumitomo Metal Corp.................... 146,800  406,340
    Nippon Suisan Kaisha, Ltd.............................   5,100   10,133
   *Nippon Synthetic Chemical Industry Co., Ltd. (The)....   4,000   29,360
    Nippon Telegraph & Telephone Corp.....................   1,700   71,198
   *Nippon Telegraph & Telephone Corp. ADR................   6,000  126,360
   *Nippon Television Network Corp........................   1,800   25,622
    Nippon Thompson Co., Ltd..............................   3,000   11,820
   *Nippon Valqua Industries, Ltd.........................   3,000    7,531
   *Nippon Yakin Kogyo Co., Ltd...........................   2,000    2,892
  #*Nippon Yusen K.K......................................  32,405   77,654
    Nishimatsu Construction Co., Ltd......................  13,000   24,188
   #Nishimatsuya Chain Co., Ltd...........................   2,600   21,092
   *Nissan Chemical Industries, Ltd.......................   5,700   68,951
   *Nissan Motor Co., Ltd.................................  26,700  273,369
   *Nissan Shatai Co., Ltd................................   4,000   49,814
  #*Nissha Printing Co., Ltd..............................     500    8,047
    Nisshin Oillio Group, Ltd. (The)......................   2,000    7,293
   *Nisshin Seifun Group, Inc.............................   5,500   66,929
   *Nisshin Steel Holdings Co., Ltd.......................   3,700   27,686

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Nisshinbo Holdings, Inc...............................  5,000 $ 37,961
   *Nissin Foods Holdings Co., Ltd........................    900   34,159
   *Nissin Kogyo Co., Ltd.................................    700   10,500
    Nitta Corp............................................    800   13,707
   *Nitto Boseki Co., Ltd.................................  8,000   32,801
    Nitto Denko Corp......................................  2,400  135,734
   *Nitto Kogyo Corp......................................    700    9,502
   *NKSJ Holdings, Inc....................................  1,500   31,537
   *NOF Corp..............................................  2,000    9,201
   *NOK Corp..............................................  3,200   47,847
   *Nomura Holdings, Inc.................................. 26,400  151,121
    Nomura Holdings, Inc. ADR............................. 14,000   79,800
   *Nomura Real Estate Holdings, Inc......................    900   16,423
    Noritz Corp...........................................    500    8,967
   *North Pacific Bank, Ltd...............................  8,000   25,656
    NSD Co., Ltd..........................................  2,400   22,207
   *NSK, Ltd..............................................  9,000   63,783
  #*NTN Corp.............................................. 14,000   40,320
   *NTT Data Corp.........................................      8   24,423
   *NTT DOCOMO, Inc.......................................     75  113,706
    NTT DOCOMO, Inc. Sponsored ADR........................  4,886   74,121
   *Obayashi Corp......................................... 15,000   76,912
    Ohara, Inc............................................    300    2,297
   *Oiles Corp............................................  1,500   30,558
    Oita Bank, Ltd. (The).................................  2,000    7,308
  #*Oji Holdings Corp..................................... 23,000   74,377
   *Okamura Corp..........................................  3,000   20,884
   *Okinawa Electric Power Co., Ltd.......................    500   16,404
   *OKUMA Corp............................................  2,000   15,123
   *Okumura Corp..........................................  7,000   27,480
    Okura Industrial Co., Ltd.............................  2,000    6,677
   *Olympus Corp..........................................  2,500   55,512
   *Omron Corp............................................  3,500   83,420
   *Onward Holdings Co., Ltd..............................  4,000   30,229
   *Osaka Gas Co., Ltd.................................... 30,000  112,533
  #*Osaka Titanium Technologies Co., Ltd..................    200    4,462
   *Osaki Electric Co., Ltd...............................  1,000    5,230
    OSG Corp..............................................  1,100   14,312
  #*Pacific Metals Co., Ltd...............................  7,000   36,463
   *PanaHome Corp.........................................  5,000   31,879
  #*Panasonic Corp........................................ 16,500  108,611
    Panasonic Corp. Sponsored ADR......................... 24,160  159,698
    Panasonic Information Systems Co., Ltd................    300    6,648
   *Parco Co., Ltd........................................    200    2,076
   *Paris Miki Holdings, Inc..............................  2,800   14,622
   *Park24 Co., Ltd.......................................    900   16,245
   *Penta-Ocean Construction Co., Ltd.....................  9,500   23,966
   *Pigeon Corp...........................................    700   38,126
    Piolax, Inc...........................................    500   12,004
  #*Pioneer Electronic Corp...............................  8,000   19,987
    Pola Orbis Holdings, Inc..............................    600   18,264
   *Press Kogyo Co., Ltd..................................  6,000   26,413
    Pronexus, Inc.........................................    600    3,396
    Rakuten, Inc..........................................  5,300   48,374
   *Rengo Co., Ltd........................................  7,000   35,538
   *Resona Holdings, Inc.................................. 16,100   71,699
   *Resorttrust, Inc......................................  1,100   23,903
  #*Ricoh Co., Ltd........................................ 18,000  200,388
    Ricoh Leasing Co., Ltd................................    600   16,456
    Riken Corp............................................  5,000   18,617
   *Rinnai Corp...........................................    800   56,563

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Rohm Co., Ltd.........................................  2,200 $ 73,141
   *Rohto Pharmaceutical Co., Ltd.........................  1,000   12,519
    Roland DG Corp........................................    700    9,332
   *Round One Corp........................................  2,400   13,931
   #Royal Holdings Co., Ltd...............................  1,800   21,116
    Ryobi, Ltd............................................  9,000   22,590
   *Ryohin Keikaku Co., Ltd...............................    725   41,061
   *Ryosan Co., Ltd.......................................  1,400   27,246
    Saibu Gas Co., Ltd....................................  5,000   11,967
   *Saizeriya Co., Ltd....................................  1,800   23,882
    Sakata Seed Corp......................................  1,800   21,627
    San-A Co., Ltd........................................    700   28,452
   *Sangetsu Co., Ltd.....................................  1,000   25,122
    Sanki Engineering Co., Ltd............................  3,000   16,103
    Sankyo Co., Ltd.......................................    400   15,936
   *Sankyu, Inc...........................................  8,000   31,587
   *Sanrio Co., Ltd.......................................    300   11,966
    Santen Pharmaceutical Co., Ltd........................    800   32,947
   *Sanyo Chemical Industries, Ltd........................  2,000   11,240
    Sanyo Shokai, Ltd.....................................  9,000   24,594
   *Sanyo Special Steel Co., Ltd..........................  3,000    9,600
    Sapporo Holdings, Ltd................................. 15,000   49,801
   #Sawai Pharmaceutical Co., Ltd.........................    500   51,293
   *SCSK Corp.............................................  1,743   32,666
   *Secom Co., Ltd........................................  1,400   69,831
   *Sega Sammy Holdings, Inc..............................  1,800   31,795
    Seikagaku Corp........................................  1,400   15,325
  #*Seiko Epson Corp......................................  6,300   63,603
   *Seino Holdings Co., Ltd...............................  2,000   13,625
   *Seiren Co., Ltd.......................................  1,800   11,145
   *Sekisui Chemical Co., Ltd............................. 11,000  105,982
   *Sekisui House, Ltd.................................... 20,000  220,116
    Sekisui Plastics Co., Ltd.............................  5,000   12,153
   #Senko Co., Ltd........................................  2,320   10,809
   #Senshukai Co., Ltd....................................  1,600    9,752
   *Seven & I Holdings Co., Ltd...........................  6,500  197,458
  #*Sharp Corp............................................ 36,000  122,566
   *Shiga Bank, Ltd.......................................  8,000   46,409
    Shikoku Bank, Ltd.....................................  6,000   15,603
   *Shikoku Electric Power Co., Inc.......................  5,600   68,699
  #*Shima Seiki Manufacturing Co., Ltd....................    300    5,920
   *Shimachu Co., Ltd.....................................    700   14,813
   *Shimadzu Corp.........................................  7,000   46,858
    Shimano, Inc..........................................    300   20,486
   *Shimizu Corp.......................................... 31,000  100,410
  #*Shindengen Electric Manufacturing Co., Ltd............  1,000    2,919
   *Shin-Etsu Chemical Co., Ltd...........................  3,900  238,544
   *Shinko Electric Industries Co., Ltd...................  1,300    9,948
   *Shinmaywa Industries, Ltd.............................  4,000   26,578
   *Shionogi & Co., Ltd...................................  4,600   82,213
   *Ship Healthcare Holdings, Inc.........................    500   14,305
    Shiroki Corp..........................................  5,000   13,139
   *Shiseido Co., Ltd.....................................  5,900   81,686
   *Shizuoka Bank, Ltd....................................  4,000   37,715
    Shizuoka Gas Co., Ltd.................................  3,000   20,912
    SHO-BOND Holdings Co., Ltd............................    200    7,378
    Shochiku Co., Ltd.....................................  1,000   11,112
   *Showa Corp............................................  1,800   19,340
   #Showa Denko K.K....................................... 63,000   96,285
    Showa Shell Sekiyu K.K................................  9,600   55,711
    Sinanen Co., Ltd......................................  4,000   16,534

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
    Sintokogio, Ltd.......................................  4,000 $ 29,264
   *SKY Perfect JSAT Holdings, Inc........................     27   12,671
   *Softbank Corp.........................................  4,184  149,098
   *Sohgo Security Services Co., Ltd......................    800   10,598
   *Sojitz Corp........................................... 38,600   57,936
    Sony Corp.............................................  5,100   76,285
    Sony Corp. Sponsored ADR.............................. 14,427  215,539
    Space Co., Ltd........................................    200    1,459
    SRA Holdings, Inc.....................................    600    6,548
   *Stanley Electric Co., Ltd.............................  1,900   31,112
    Star Micronics Co., Ltd...............................    700    6,927
  #*Start Today Co., Ltd..................................  1,400   13,455
   *Starzen Co., Ltd......................................  3,000    8,490
    Sugi Holdings Co., Ltd................................  1,200   41,151
   *Sumco Corp............................................  3,000   31,257
    Suminoe Textile Co., Ltd..............................  5,000   11,923
   *Sumitomo Bakelite Co., Ltd............................  9,000   35,913
   *Sumitomo Chemical Co., Ltd............................ 50,231  146,952
   *Sumitomo Corp.........................................  6,100   78,905
   *Sumitomo Electric Industries, Ltd..................... 10,400  117,080
   *Sumitomo Forestry Co., Ltd............................  7,200   70,527
   *Sumitomo Heavy Industries, Ltd........................ 23,000  101,495
   *Sumitomo Metal Mining Co., Ltd........................ 16,000  248,845
   *Sumitomo Mitsui Financial Group, Inc..................  6,200  249,016
   *Sumitomo Mitsui Trust Holdings, Inc................... 11,000   40,629
   *Sumitomo Osaka Cement Co., Ltd........................ 11,000   36,844
   *Sumitomo Realty & Development Co., Ltd................  2,000   60,979
    Sumitomo Rubber Industries, Ltd.......................  2,400   32,028
   *Sumitomo Warehouse Co., Ltd...........................  3,000   15,071
   *Suzuken Co., Ltd......................................  1,100   33,669
   *Suzuki Motor Corp.....................................  4,900  128,575
   *Sysmex Corp...........................................  1,400   66,792
   *T&D Holdings, Inc.....................................  8,300  102,410
   *Tachi-S Co., Ltd......................................    400    7,050
   *Tadano, Ltd...........................................  1,000    8,893
   *Taiheiyo Cement Corp.................................. 24,000   65,339
   *Taikisha, Ltd.........................................  1,200   24,146
   *Taisei Corp........................................... 31,000   92,508
   *Taiyo Nippon Sanso Corp...............................  9,000   60,102
  #*Taiyo Yuden Co., Ltd..................................  2,000   18,039
    Takamatsu Construction Group Co., Ltd.................    700   10,461
    Takara Holdings, Inc..................................  4,000   33,482
   *Takara Standard Co., Ltd..............................  5,000   35,434
    Takasago International Corp...........................  2,000   10,098
   *Takasago Thermal Engineering Co., Ltd.................  3,000   23,181
   *Takashimaya Co., Ltd..................................  8,000   58,871
   *Takata Corp...........................................  1,000   20,167
   *Takeda Pharmaceutical Co., Ltd........................  8,600  441,926
    Tayca Corp............................................  3,000    9,163
  #*TDK Corp..............................................  1,200   44,503
    TDK Corp. Sponsored ADR...............................  1,200   42,492
   *Teijin, Ltd........................................... 43,000   98,553
   *Terumo Corp...........................................  1,700   74,352
   *THK Co., Ltd..........................................  3,800   66,024
   *TKC Corp..............................................    400    7,103
    Toa Corp.............................................. 13,000   20,213
    Toagosei Co., Ltd.....................................  7,000   28,925
   *TOC Co., Ltd..........................................  2,800   18,212
    Tochigi Bank, Ltd.....................................  5,000   18,587
   *Toda Corp.............................................  3,000    8,220
   *Toei Co., Ltd.........................................  5,000   26,894

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
JAPAN -- (Continued)
   *Toho Bank, Ltd........................................  3,000 $    9,504
    Toho Co., Ltd.........................................  1,000      3,553
   *Toho Holdings Co., Ltd................................  2,900     56,007
   *Toho ZInc Co., Ltd....................................  5,000     21,604
   *Tohuku Electric Power Co., Inc........................  5,100     41,521
    Tokai Carbon Co., Ltd.................................  8,000     31,705
   *Tokai Rika Co., Ltd...................................  1,800     29,483
   *Tokai Tokyo Financial Holdings, Inc...................  7,000     35,100
   *Token Corp............................................    120      6,689
   *Tokio Marine Holdings, Inc............................  8,300    245,115
   *Tokushu Tokai Paper Co., Ltd..........................  4,000      9,564
  #*Tokuyama Corp.........................................  8,000     15,945
    Tokyo Broadcasting System, Inc........................  1,600     18,653
   *Tokyo Dome Corp.......................................  2,000      7,623
   *Tokyo Electric Power Co., Inc.........................  5,300     12,345
   *Tokyo Electron, Ltd...................................  2,700    116,105
    Tokyo Energy & Systems, Inc...........................  2,000     10,454
   *Tokyo Gas Co., Ltd.................................... 28,000    132,037
   *Tokyo Seimitsu Co., Ltd...............................    700     12,025
   *Tokyo Steel Manufacturing Co., Ltd....................    400      2,097
    Tokyo Tatemono Co., Ltd............................... 16,000     74,882
   *Tokyo Tomin Bank, Ltd.................................    500      5,061
   *Tokyu Land Corp....................................... 14,000     99,727
   *TOMONY Holdings, Inc..................................  1,800      7,813
   *Tomy Co., Ltd.........................................    800      4,308
    Tonami Holdings Co., Ltd..............................  3,000      6,106
    TonenGeneral Sekiyu K.K...............................  4,000     34,880
    Toppan Forms Co., Ltd.................................  1,300     12,137
   *Toppan Printing Co., Ltd.............................. 16,000     99,309
   *Topre Corp............................................    300      2,901
    Topy Industries, Ltd..................................  8,000     18,791
   *Toray Industries, Inc................................. 18,000    103,900
   *Toshiba Corp.......................................... 34,000    151,389
   *Toshiba Machine Co., Ltd..............................  8,000     36,590
   *Toshiba TEC Corp......................................  2,000     11,538
   *Tosoh Corp............................................ 23,000     55,328
    Totetsu Kogyo Co., Ltd................................  1,300     18,569
   *TOTO, Ltd.............................................  8,000     63,319
   *Towa Pharmaceutical Co., Ltd..........................    200     10,663
   *Toyo Ink SC Holdings Co., Ltd.........................  3,000     13,144
   *Toyo Seikan Kaisha, Ltd...............................  6,600     84,217
    Toyo Tire & Rubber Co., Ltd........................... 12,000     41,357
   *Toyobo Co., Ltd....................................... 23,000     36,677
   *Toyoda Gosei Co., Ltd.................................  1,700     37,667
  #*Toyota Boshoku Corp...................................  1,900     24,887
    Toyota Motor Corp.....................................  2,455    117,262
   *Toyota Motor Corp. Sponsored ADR...................... 11,495  1,096,278
   *Toyota Tsusho Corp....................................  2,800     66,599
   *Trusco Nakayama Corp..................................    400      7,421
   *TS Tech Co., Ltd......................................    900     17,407
   *TSI Holdings Co., Ltd.................................    660      3,513
   *Tsubakimoto Chain Co., Ltd............................  2,000     10,621
   *Tsugami Corp..........................................  1,000      6,162
   *TSUMURA & Co., Ltd....................................  1,500     49,274
    Tsuruha Holdings, Inc.................................    600     50,169
   *Ube Industries, Ltd................................... 39,000     81,189
   *Ulvac, Inc............................................    700      6,236
   *Unicharm Corp.........................................  1,200     63,646
   *Unipres Corp..........................................  1,300     28,793
   #Universal Entertainment Corp..........................    500      9,513
   *UNY Co., Ltd..........................................  6,200     45,962

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
JAPAN -- (Continued)
    U-Shin, Ltd...........................................  1,600 $    12,248
   *Ushio, Inc............................................  2,700      29,190
   *Valor Co., Ltd........................................  1,200      19,159
   *Vital KSK Holdings, Inc...............................  1,000       9,666
   *Wacoal Corp...........................................  3,000      31,305
   *West Japan Railway Co., Ltd...........................  1,700      67,037
   *Xebio Co., Ltd........................................  1,700      34,732
   *Yachiyo Bank, Ltd. (The)..............................    400       9,491
   *Yahoo Japan Corp......................................     43      16,862
    Yaizu Suisankagaku Industry Co., Ltd..................    200       1,735
   *Yakult Honsha Co., Ltd................................    500      21,070
   *Yamada Denki Co., Ltd.................................  2,200      84,724
    Yamagata Bank, Ltd....................................  2,000       8,950
    Yamaha Corp...........................................  8,500      90,053
    Yamaha Motor Co., Ltd.................................  5,200      66,182
   *Yamanashi Chuo Bank, Ltd..............................  2,000       8,118
   *Yamato Holdings Co., Ltd..............................  1,000      16,807
    Yamazaki Baking Co., Ltd..............................  2,000      22,376
   *Yaskawa Electric Corp.................................  3,000      28,022
    Yellow Hat, Ltd.......................................    400       6,028
   *Yodogawa Steel Works, Ltd.............................  2,000       7,122
    Yokogawa Electric Corp................................  2,400      26,723
    Yokohama Reito Co., Ltd...............................  3,900      27,398
    Yokohama Rubber Co., Ltd. (The).......................  6,000      46,229
    Yondenko Corp.........................................  2,000       7,167
    Yorozu Corp...........................................    600       8,609
   *Yoshinoya Holdings Co., Ltd...........................     23      27,503
   #Zensho Co., Ltd.......................................    800       9,184
   *Zeon Corp.............................................  9,000      78,077
                                                                  -----------
TOTAL JAPAN...............................................         34,228,427
                                                                  -----------
NETHERLANDS -- (2.7%)
   *Aalberts Industries NV................................  3,416      76,766
   *Aegon NV.............................................. 16,965     113,263
   *Akzo Nobel NV.........................................  6,251     427,833
    APERAM NV.............................................  2,305      33,416
   *Arcadis NV............................................    886      23,301
    ArcelorMittal NV......................................  8,434     144,722
  #*ASM International NV..................................  1,439      57,351
   *ASML Holding NV.......................................  1,373     102,988
   *Asml Holding NV.......................................  1,309      98,293
   *BinckBank NV..........................................  2,442      23,637
   *Brunel International NV...............................    520      27,864
   *CSM NV................................................  1,616      37,410
   *DE Master Blenders 1753 NV............................  8,985     110,843
   *Delta Lloyd NV........................................  2,256      44,436
   *Fugro NV..............................................  1,702     103,013
   *Heijmans NV...........................................  1,353      14,483
   *Heineken NV...........................................  1,064      74,821
   *Hunter Douglas NV.....................................    235      10,535
   *ING Groep NV Sponsored ADR............................ 56,475     569,268
    Kendrion NV...........................................    337       8,496
   *Koninklijke Ahold NV.................................. 20,921     307,424
   *Koninklijke Bam Groep NV..............................  7,103      29,700
    Koninklijke DSM NV....................................  4,705     288,203
   *Koninklijke KPN NV....................................  7,965      44,777
    Koninklijke Philips Electronics NV.................... 15,628     486,747
   *Koninklijke Ten Cate NV...............................  1,115      30,221
    Mediq NV..............................................  2,123      40,108
   *Nutreco NV............................................  1,011      89,620
   *Philips Electronics NV ADR............................ 11,257     349,980

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
NETHERLANDS -- (Continued)
   *PostNL NV.............................................  7,305 $   19,145
   *Randstad Holdings NV..................................  3,818    158,300
   *Reed Elsevier NV......................................  3,948     61,319
   *Reed Elsevier NV ADR..................................  2,642     81,876
   *Royal Imtech NV.......................................    616     16,268
   *SBM Offshore NV.......................................  6,281     96,181
   *Sligro Food Group NV..................................    404     13,012
    Telegraaf Media Groep NV..............................    440      5,232
   *TKH Group NV..........................................  1,133     30,932
    TNT Express NV........................................  3,969     30,481
  #*TomTom NV.............................................  2,056     10,663
    Unilever NV (904784709)...............................  2,000     80,960
    Unilever NV (B12T3J1).................................  7,595    307,719
   *Unit4 NV..............................................    614     20,547
    USG People NV.........................................  1,366     11,626
   *Wolters Kluwer NV.....................................  4,707     95,352
                                                                  ----------
TOTAL NETHERLANDS.........................................         4,809,132
                                                                  ----------
NEW ZEALAND -- (0.3%)
   *Auckland International Airport, Ltd................... 16,377     38,982
    Chorus, Ltd. ADR......................................    880     10,437
   *Contact Energy, Ltd...................................  8,055     35,290
   *Fisher & Paykel Healthcare Corp., Ltd.................  4,279      8,555
   *Fletcher Building, Ltd. (6341606).....................  9,511     75,982
    Fletcher Building, Ltd. (6341617).....................  1,711     13,701
   *Freightways, Ltd......................................  2,616      9,967
    Infratil, Ltd......................................... 20,130     41,527
   *Mainfreight, Ltd......................................  3,098     31,192
    New Zealand Refining Co., Ltd.........................  7,267     16,098
  #*Nuplex Industries, Ltd................................  5,854     16,217
   *Port of Tauranga, Ltd.................................  1,623     18,874
   #Ryman Healthcare, Ltd................................. 12,632     48,876
    Sky Network Television, Ltd...........................  6,556     28,504
   *SKYCITY Entertainment Group, Ltd...................... 10,107     33,678
    TrustPower, Ltd.......................................  3,375     23,756
                                                                  ----------
TOTAL NEW ZEALAND.........................................           451,636
                                                                  ----------
NORWAY -- (1.0%)
   *Aker ASA Series A.....................................    951     40,554
   *Aker Solutions ASA....................................  1,944     42,516
   *Algeta ASA............................................    483     14,786
  #*Archer, Ltd...........................................  1,949      2,255
   *Atea ASA..............................................  2,131     25,315
   *Austevoll Seafood ASA.................................  5,066     28,818
    BW Offshore, Ltd......................................  4,454      4,592
   *Cermaq ASA............................................    800     13,755
   *Copeinca ASA..........................................  1,200      9,483
   *Det Norske Oljeselskap ASA............................  2,204     34,572
   *DNB ASA............................................... 12,604    176,562
   *DNO International ASA................................. 28,000     47,779
   *Dockwise, Ltd.........................................  1,222     30,808
  #*DOF ASA...............................................  1,800      8,511
   *Ekornes ASA...........................................    195      3,413
    Farstad Shipping ASA..................................    124      3,139
   *Fred Olsen Energy ASA.................................    869     41,499
    Ganger Rolf ASA.......................................    240      5,897
    Golar LNG, Ltd........................................    568     22,981
    Kongsberg Gruppen ASA.................................    495     11,935
   *Kvaerner ASA..........................................  5,584     16,142
   *Marine Harvest ASA.................................... 67,192     67,252
   *Nordic Semiconductor ASA..............................  8,606     23,823

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
NORWAY -- (Continued)
   *Norsk Hydro ASA.......................................   4,999 $   23,999
  #*Norske Skogindustrier ASA Series A....................   2,500      1,801
   *Norwegian Air Shuttle ASA.............................   1,098     33,519
   *Opera Software ASA....................................   2,172     13,621
   *Orkla ASA.............................................   7,289     64,293
   *Petroleum Geo-Services ASA............................   3,107     55,120
    Prosafe ASA...........................................   7,097     67,542
   *Schibsted ASA.........................................   1,096     44,127
    Seadrill, Ltd.........................................   2,157     85,270
  #*Songa Offshore SE.....................................   2,969      3,008
    SpareBank 1 SMN.......................................   2,099     15,948
    Statoil ASA...........................................   4,621    123,115
   *Statoil ASA Sponsored ADR.............................   5,319    141,113
    Stolt-Nielsen, Ltd....................................     122      2,603
   *Storebrand ASA........................................   9,525     48,762
   *Telenor ASA...........................................   3,224     71,026
   *TGS Nopec Geophysical Co. ASA.........................     865     32,259
   *Tomra Systems ASA.....................................   1,800     15,317
   *Veidekke ASA..........................................   1,400     11,817
    Wilh Wilhelmsen ASA...................................      25        238
   *Yara International ASA................................   3,434    183,130
                                                                   ----------
TOTAL NORWAY..............................................          1,714,015
                                                                   ----------
PORTUGAL -- (0.3%)
  #*Banco Comercial Portugues SA.......................... 105,752     14,241
   *Banco Espirito Santo SA...............................  18,689     26,505
    Cimpor Cimentos de Portugal SA........................   4,383     20,227
   *EDP Renovaveis SA.....................................   6,176     35,242
   *Energias de Portugal SA...............................  35,755    115,131
   *Galp Energia SGPS SA..................................   3,295     53,485
    Jeronimo Martins SGPS SA..............................   1,895     40,313
   *Portucel SA...........................................  11,580     44,772
   *Portugal Telecom SA...................................  23,776    138,802
    Portugal Telecom SGPS SA Sponsored ADR................   2,200     12,694
    REN - Redes Energeticas Nacionais SGPS SA.............   5,988     18,808
  #*Sociedade de Investimento e Gestao SGPS SA............   1,346     12,975
  #*Sonae SGPS SA.........................................  30,547     30,251
   *Sonaecom SGPS SA......................................   1,724      3,441
   *Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...................................  10,000     42,787
                                                                   ----------
TOTAL PORTUGAL............................................            609,674
                                                                   ----------
SINGAPORE -- (0.7%)
   *Banyan Tree Holdings, Ltd.............................  47,000     26,015
   *Biosensors International Group, Ltd...................  28,000     30,653
    Bund Center Investment, Ltd...........................  21,000      3,811
   *CapitaLand, Ltd.......................................  40,000    129,197
   *City Developments, Ltd................................  11,000    103,834
   *ComfortDelGro Corp., Ltd..............................  17,000     26,507
   *Ezra Holdings, Ltd....................................  23,000     22,094
   *First Resources, Ltd..................................  17,000     26,831
    Fraser & Neave, Ltd...................................   6,000     46,220
   *GuocoLand, Ltd........................................  17,666     34,131
   *Hongkong Land Holdings, Ltd...........................   6,000     46,947
  #*Hyflux, Ltd...........................................  10,500     11,415
   *Indofood Agri Resources, Ltd..........................  18,000     18,995
    K1 Ventures, Ltd......................................  21,000      2,865
   *Keppel Corp., Ltd.....................................   8,400     78,050
   *Keppel Land, Ltd......................................  24,000     82,576
    Keppel Telecommunications & Transportation, Ltd.......   3,000      3,259
   *K-Green Trust, Ltd....................................     800        675
    NSL, Ltd..............................................   2,000      2,425

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SINGAPORE -- (Continued)
  #*Overseas Union Enterprise, Ltd........................  13,000 $   31,330
   *Raffles Education Corp., Ltd..........................   5,310      1,545
    SATS, Ltd.............................................  19,460     47,945
   *SembCorp Industries, Ltd..............................  10,000     44,294
  #*SembCorp Marine, Ltd..................................   7,000     26,748
    Sinarmas Land, Ltd....................................  21,000      5,896
    Singapore Land, Ltd...................................   6,000     36,312
    Singapore Press Holdings, Ltd.........................   7,000     23,192
   *Singapore Technologies Engineering, Ltd...............   4,000     12,669
    Singapore Telecommunications, Ltd.....................  31,000     87,614
   *Stamford Land Corp., Ltd..............................  32,000     15,259
   *STX OSV Holdings, Ltd.................................  23,000     23,417
   *Triyards Holdings, Ltd................................   2,300      1,531
   *United Engineers, Ltd.................................   3,000      8,222
   *United Industrial Corp., Ltd..........................  40,000     90,172
   *UOB-Kay Hian Holdings, Ltd............................  11,000     15,242
    UOL Group, Ltd........................................  14,000     70,711
   *Venture Corp., Ltd....................................   8,000     54,881
    Wheelock Properties, Ltd..............................  15,000     23,869
    Wing Tai Holdings, Ltd................................  13,510     20,771
                                                                   ----------
TOTAL SINGAPORE...........................................          1,338,120
                                                                   ----------
SPAIN -- (2.4%)
    Abengoa SA............................................   1,749      5,268
   *Abengoa SA Series B...................................   6,996     18,740
    Abertis Infraestructuras SA...........................   4,713     80,700
   *Acciona SA............................................     733     58,972
  #*Acerinox SA...........................................   3,980     44,103
   *ACS, Actividades de Construccion y Servicios, SA......   2,212     53,095
   *Almirall SA...........................................     492      6,083
    Antena 3 de Television SA.............................   2,220     13,079
  #*Banco Bilbao Vizcaya Argentaria SA....................  35,277    350,714
  #*Banco Bilbao Vizcaya Argentaria SA Sponsored ADR......  26,099    257,858
  #*Banco de Sabadell SA..................................  45,441    121,915
   *Banco Espanol de Credito SA...........................   1,128      5,803
  #*Banco Popular Espanol SA.............................. 133,156    120,414
   *Banco Santander SA....................................  61,566    515,339
   *Banco Santander SA Issue 13 Shares....................   1,501     12,593
    Banco Santander SA Sponsored ADR......................  36,513    298,676
   *Bankinter SA..........................................   3,821     20,796
   *Baron de Ley SA.......................................     128      8,364
    Bolsas y Mercados Espanoles SA........................     993     27,815
   *CaixaBank SA..........................................  15,193     60,142
   *Caja de Ahorros del Mediterraneo SA...................     233         --
   *Cementos Portland Valderrivas SA......................     155        828
   *Construcciones y Auxiliar de Ferrocarriles SA.........      25     12,520
   *Deoleo SA.............................................   5,017      2,016
   *Distribuidora Internacional de Alimentacion SA........   7,854     57,979
   *Duro Felguera SA......................................     609      4,422
    Enagas SA.............................................   1,766     41,784
   *Ence Energia y Celulosa SA............................  10,351     30,994
    Faes Farma SA.........................................   1,327      4,128
   *Ferrovial SA..........................................   7,855    126,137
   *Fomento de Construcciones y Contratas SA..............     737      9,977
   *Gamesa Corp Tecnologica SA............................   2,153      5,090
   *Gas Natural SDG SA....................................   5,590    111,672
   *Grifols SA............................................   1,691     57,558
   *Grifols SA Series B...................................      85      2,240
   *Grupo Catalana Occidente SA...........................     732     15,751
   *Iberdrola SA..........................................  70,624    380,018
   *Indra Sistemas SA.....................................   2,258     29,584

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SPAIN -- (Continued)
   *Industria de Diseno Textil SA.........................  1,817 $  253,956
   *Jazztel P.L.C.........................................  4,109     28,243
    Mapfre SA............................................. 13,120     40,361
   *Mediaset Espana Comunicacion SA.......................  3,538     26,660
   *Melia Hotels International SA.........................  3,189     26,036
   *NH Hoteles SA.........................................  1,077      4,234
   *Obrascon Huarte Lain SA...............................    709     21,544
    Pescanova SA..........................................  1,279     28,712
   *Promotora de Informaciones SA Series A................  4,718      1,762
   *Prosegur Cia de Seguridad SA..........................  2,490     15,585
  #*Realia Business SA....................................  8,376     10,711
   *Red Electrica Corporacion SA..........................  2,364    131,553
   *Repsol SA.............................................  4,920    109,722
    Repsol SA Sponsored ADR...............................  4,469     99,748
   *Sacyr Vallehermoso SA.................................  1,048      2,408
   *Tecnicas Reunidas SA..................................    572     29,075
   *Telefonica SA......................................... 10,407    150,619
  #*Telefonica SA Sponsored ADR........................... 16,998    244,091
   *Tubacex SA............................................  5,015     17,082
    Tubos Reunidos SA.....................................  1,662      4,212
   *Vidrala SA............................................    235      7,596
    Viscofan SA...........................................    472     24,685
   *Vocento SA............................................    844      1,384
   *Zardoya Otis SA.......................................  1,961     30,066
                                                                  ----------
TOTAL SPAIN...............................................         4,283,212
                                                                  ----------
SWEDEN -- (3.5%)
   *Aarhuskarlshamn AB....................................    568     24,174
   *AddTech AB Series B...................................    331     10,061
   *AF AB Series B........................................    600     14,527
   *Alfa Laval AB.........................................  3,800     81,155
   *Assa Abloy AB Series B................................  5,659    211,719
   *Atlas Copco AB Series A...............................  7,378    210,180
   *Atlas Copco AB Series B...............................  4,089    104,279
   *Avanza Bank Holding AB................................    319      7,780
   *Axfood AB.............................................    232      9,598
  #*Axis Communications AB................................  2,030     50,319
   *Betsson AB............................................    655     21,959
  #*BillerudKorsnas AB....................................  2,884     30,708
   *Bjorn Borg AB.........................................    385      2,414
   *Boliden AB............................................ 12,726    235,216
   *Castellum AB..........................................  3,189     47,026
   *Cloetta AB............................................    480      1,091
    Duni AB...............................................  2,923     26,682
   *Electrolux AB Series B................................  7,766    205,110
   *Elekta AB Series B....................................  6,513     96,564
  #*Eniro AB..............................................  3,508      8,014
   *Fabege AB.............................................  2,825     30,858
    G & L Beijer AB Series B..............................    522      9,508
   *Getinge AB Series B...................................  5,318    164,107
   *Hakon Invest AB.......................................  1,460     29,953
   *Hennes & Mauritz AB Series B..........................  6,695    246,345
   *Hexpol AB.............................................    792     43,804
   *Hoganas AB Series B...................................    591     24,456
   *Holmen AB Series B....................................  2,248     69,302
    Hufvudstaden AB Series A..............................    111      1,435
   *Husqvarna AB Series A.................................  3,992     25,818
   *Husqvarna AB Series B................................. 11,763     76,051
   *Intrum Justitia AB....................................  2,642     42,752
   *JM AB.................................................  2,125     43,691
   *Kungsleden AB.........................................  3,130     19,341

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SWEDEN -- (Continued)
    Lagercrantz Group AB Series B.........................    480 $    5,883
   *Lindab International AB...............................  2,338     16,720
   *Loomis AB Series B....................................  1,238     20,576
   *Lundin Petroleum AB...................................  5,902    151,607
   *Meda AB Series A......................................  7,099     82,925
   *Medivir AB Series B...................................  1,257     15,227
   *Mekonomen AB..........................................    225      8,012
  #*Micronic Mydata AB.................................... 11,440     21,536
   *Millicom International Cellular SA SDR................    555     51,134
   *NCC AB Series B.......................................  2,063     48,095
   #New Wave Group AB Series B............................    752      3,454
  #*NIBE Industrier AB Series B...........................  1,196     18,824
  #*Nobia AB..............................................  5,022     30,498
   *Nordea Bank AB........................................ 29,450    324,814
   *Oriflame Cosmetics SA SDR.............................    472     15,457
   *PA Resources AB.......................................  1,600         20
   *Peab AB Series B......................................  6,816     35,535
   *Rezidor Hotel Group AB................................  5,832     25,562
    Saab AB Series B......................................  1,438     31,112
   *Sandvik AB............................................  8,841    141,838
  #*SAS AB................................................  6,947     14,838
    Scania AB Series B....................................  4,301     88,254
   *Securitas AB Series B.................................  5,912     55,245
   *Skandinaviska Enskilda Banken AB Series A............. 31,763    318,170
   *Skanska AB Series B...................................  7,364    125,242
   *SKF AB Series B.......................................  4,436    110,004
  #*SSAB AB Series A......................................  5,418     44,768
   *SSAB AB Series B......................................  3,943     28,180
   *Svenska Cellulosa AB Series A.........................  1,455     35,341
   *Svenska Cellulosa AB Series B......................... 15,984    387,519
   *Svenska Handelsbanken AB Series A.....................  4,084    166,873
   *Swedbank AB Series A..................................  8,893    209,987
    Swedish Match AB......................................  3,425    128,542
   *Swedish Orphan Biovitrum AB...........................  3,893     23,257
   *Systemair AB..........................................    348      5,229
   *Tele2 AB Series B.....................................    388      6,959
    Telefonaktiebolaget LM Ericsson AB Series A...........  2,994     33,984
    Telefonaktiebolaget LM Ericsson AB Series B........... 31,501    366,396
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR...... 20,310    235,596
   *TeliaSonera AB........................................ 21,164    152,658
   *Trelleborg AB Series B................................  5,715     73,336
   *Unibet Group P.L.C. SDR...............................  1,240     42,727
    Volvo AB Series A.....................................  5,553     82,252
    Volvo AB Series B..................................... 15,322    226,772
   *Wallenstam AB Series B................................  1,861     23,185
   *Wihlborgs Fastigheter AB..............................    626     10,027
                                                                  ----------
TOTAL SWEDEN..............................................         6,270,167
                                                                  ----------
SWITZERLAND -- (7.3%)
   *ABB, Ltd..............................................  3,359     72,006
   *ABB, Ltd. Sponsored ADR............................... 16,629    356,027
    Acino Holding AG......................................    154     15,981
   *Adecco SA.............................................  3,685    211,310
   *AFG Arbonia-Forster Holding AG........................    960     26,080
   *Allreal Holding AG....................................    448     67,936
   *Alpiq Holding AG......................................     48      6,054
   *Ams AG................................................    411     50,561
   *Autoneum Holding AG...................................     30      1,798
   *Bank Coop AG..........................................    211     12,572
   *Banque Cantonale Vaudoise AG..........................     96     51,315
    Barry Callebaut AG....................................     17     17,092

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SWITZERLAND -- (Continued)
    Basler Kantonalbank AG................................    208 $   22,537
   *Belimo Holdings AG....................................      4      7,966
   *Berner Kantonalbank AG................................    114     32,098
   *Bobst Group AG........................................    718     22,349
   *Bossard Holding AG....................................     55      9,040
   *Bucher Industries AG..................................    278     58,307
   *Burckhardt Compression Holding AG.....................     65     22,907
   *Charles Voegele Holding AG............................    527     10,651
   *Clariant AG...........................................  7,760    105,909
   *Compagnie Financiere Richemont SA Series A............  6,065    498,200
    Conzzeta AG...........................................     18     34,649
    Credit Suisse Group AG................................ 13,955    412,130
   *Credit Suisse Group AG Sponsored ADR.................. 21,417    632,658
   *Daetwyler Holding AG..................................    429     44,263
  #*Dufry AG..............................................    519     70,803
   *Emmi AG...............................................     73     20,063
   *EMS-Chemie Holding AG.................................    188     47,734
   *Energiedienst Holding AG..............................    195      8,403
   *Flughafen Zuerich AG..................................    107     47,612
   *Galenica Holding AG...................................    103     61,386
   *Gategroup Holding AG..................................    959     24,049
   *Geberit AG............................................    480    112,285
   *George Fisher AG......................................    272    116,183
   *Givaudan SA...........................................    157    174,337
   *Helvetia Holding AG...................................    199     81,050
    Holcim, Ltd...........................................  5,937    462,132
   *Huber & Suhner AG.....................................    281     14,277
   *Implenia AG...........................................    638     31,537
   *Kudelski SA...........................................  2,490     28,701
   *Kuehne & Nagel International AG.......................    418     49,068
   *Kuoni Reisen Holding AG Series B......................    123     37,385
   *Liechtensteinische Landesbank AG......................    210      7,220
    Lindt & Spruengli AG..................................      1     40,665
   #Logitech International SA.............................  7,268     48,845
   *Luzerner Kantonalbank AG..............................     74     28,814
   *Metall Zug AG.........................................      5     11,109
  #*Meyer Burger Technology AG............................    990      9,211
   *Mobimo Holding AG.....................................    147     34,396
    Nestle SA............................................. 23,682  1,662,891
   *Nobel Biocare Holding AG..............................  2,549     26,699
    Novartis AG...........................................  7,021    477,263
    Novartis AG ADR....................................... 22,553  1,529,544
   *OC Oerlikon Corp. AG..................................    640      7,858
   *Orascom Development Holding AG........................    654      8,314
    Panalpina Welttransport Holding AG....................    290     29,218
   *Partners Group Holding AG.............................    182     42,726
   *Phoenix Mecano AG.....................................     30     14,516
   *PubliGroupe SA........................................     32      5,101
   *Rieters Holdings AG...................................    198     38,687
   *Roche Holding AG Bearer...............................    226     50,991
   *Roche Holding AG Genusschein..........................  3,948    872,662
   *Schindler Holding AG..................................    142     20,545
   *Schweiter Technologies AG.............................     15      8,962
   *Schweizerische National-Versicherungs-Gesellschaft AG.    589     28,966
   *SGS SA................................................     52    123,705
   *Sika AG...............................................     64    161,117
   *Sonova Holding AG.....................................    797     92,173
   *St. Galler Kantonalbank AG............................     77     32,750
   *Straumann Holding AG..................................     93     12,514
    Sulzer AG.............................................    685    107,723
   *Swatch Group AG (The).................................    408    223,485

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
SWITZERLAND -- (Continued)
   *Swatch Group AG Registered Shares (The)...............    689 $    64,779
   *Swiss Life Holding AG.................................    653      98,252
   *Swiss Re, Ltd.........................................  8,053     598,724
   *Swisscom AG...........................................    360     159,677
   *Swisslog Holding AG...................................  3,346       4,153
   *Swissquote Group Holding SA...........................    501      17,447
   *Syngenta AG...........................................    610     262,323
    Syngenta AG ADR.......................................  1,500     129,135
   *Tecan Group AG........................................    432      40,955
   *Temenos Group AG......................................  1,495      30,601
    UBS AG................................................ 29,907     519,414
   *UBS AG ADR............................................ 21,265     369,373
    Valiant Holding AG....................................    340      33,783
   *Valora Holding AG.....................................     40       8,757
    Verwaltungs und Privat-Bank AG........................     66       5,005
    Vetropack Holding AG..................................      6      12,191
   *Von Roll Holding AG...................................  4,126       9,200
   *Vontobel Holdings AG..................................    879      28,331
    WMH Walter Meier Holding AG...........................     60      16,055
    Zehnder Group AG......................................    480      22,686
   *Zug Estates Holding AG Class B........................      5       6,867
    Zuger Kantonalbank AG.................................      2      10,774
   *Zurich Insurance Group AG.............................  2,448     703,964
                                                                  -----------
TOTAL SWITZERLAND.........................................         13,100,517
                                                                  -----------
UNITED KINGDOM -- (18.3%)
    A.G. Barr P.L.C.......................................  1,821      15,684
    Aberdeen Asset Management P.L.C....................... 19,794     126,329
   *Admiral Group P.L.C...................................  2,678      52,005
    Aegis Group P.L.C..................................... 20,588      76,626
   *Afren P.L.C........................................... 20,049      45,669
    African Barrick Gold P.L.C............................    156         880
    Aga Rangemaster Group P.L.C...........................    991       1,336
   *Aggreko P.L.C.........................................  2,760      69,806
    Amec P.L.C............................................ 10,678     182,966
   *Amlin P.L.C...........................................  8,802      53,538
   *Anglo American P.L.C.................................. 10,705     320,200
    ARM Holdings P.L.C....................................  5,384      73,750
   *ARM Holdings P.L.C. Sponsored ADR.....................  1,525      62,617
   *Ashmore Group P.L.C...................................  6,735      38,166
   *Ashtead Group P.L.C................................... 25,129     180,831
    Associated British Foods P.L.C........................  2,043      56,653
   *AstraZeneca P.L.C. Sponsored ADR...................... 11,519     554,985
    Aviva P.L.C........................................... 60,529     352,663
   *Babcock International Group P.L.C.....................  7,655     126,049
   *Balfour Beatty P.L.C.................................. 15,251      64,127
    Barclays P.L.C........................................ 48,254     231,669
    Barclays P.L.C. Sponsored ADR......................... 48,628     931,712
   *Barratt Developments P.L.C............................ 17,349      59,854
   *BBA Aviation P.L.C.................................... 13,135      46,200
   *Beazley P.L.C.........................................  9,115      26,513
    Bellway P.L.C.........................................  4,558      80,175
   *Berendsen P.L.C.......................................  3,002      29,061
   *Berkeley Group Holdings P.L.C. (The)..................  4,610     133,678
   *BG Group P.L.C........................................ 25,514     452,844
   *Bodycote P.L.C........................................  7,134      52,248
   *Bovis Homes Group P.L.C...............................  5,933      56,335
    BP P.L.C. Sponsored ADR............................... 20,388     907,674
   *Brammer P.L.C.........................................  6,600      34,285
   *Brewin Dolphin Holdings P.L.C......................... 11,579      38,373
    British American Tobacco P.L.C........................  7,802     405,481

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
UNITED KINGDOM -- (Continued)
   *British American Tobacco P.L.C. Sponsored ADR.........  3,096 $321,674
   #British Sky Broadcasting Group P.L.C. Sponsored ADR...  2,100  109,200
    Britvic P.L.C.........................................  4,445   31,636
   *BTG P.L.C.............................................  7,993   42,011
   *Bunzl P.L.C...........................................  7,449  133,848
    Burberry Group P.L.C..................................  4,975  106,877
    Bwin.Party Digital Entertainment P.L.C................  8,620   15,227
   *Cairn Energy P.L.C.................................... 10,333   46,962
    Cape P.L.C............................................     19       67
   *Capita P.L.C..........................................  9,406  117,274
   *Capital & Regional P.L.C..............................  2,940    1,330
   *Carillion P.L.C....................................... 14,658   70,875
    Carnival P.L.C. ADR...................................    900   36,342
   *Catlin Group, Ltd.....................................  8,661   71,845
   *Centamin P.L.C........................................ 17,706   15,843
   *Centrica P.L.C........................................ 40,035  222,311
    Chemring Group P.L.C..................................  3,286   14,815
   *Cineworld Group P.L.C.................................  6,748   28,670
   *Cobham P.L.C.......................................... 26,747   89,788
   *Colt Group SA.........................................  4,035    6,772
   *Compass Group P.L.C................................... 20,690  250,462
   *Computacenter P.L.C...................................  6,025   43,067
    Cranswick P.L.C.......................................    859   12,829
   *Croda International P.L.C.............................  2,173   83,504
   *CSR P.L.C.............................................  6,238   35,735
   *Daily Mail & General Trust P.L.C. Series A............  6,452   61,316
   *Dairy Crest Group P.L.C...............................  3,168   20,889
    Darty P.L.C...........................................  6,021    5,752
    De La Rue P.L.C.......................................  2,414   34,473
    Debenhams P.L.C....................................... 27,433   44,046
   *Dechra Pharmaceuticals P.L.C..........................  1,285   12,645
   *Devro P.L.C...........................................  8,421   45,512
    Diageo P.L.C..........................................  2,096   62,394
   *Diageo P.L.C. Sponsored ADR...........................  1,962  234,067
   *Dignity P.L.C.........................................    607   11,230
    Diploma P.L.C.........................................  2,091   18,462
   *Dixons Retail P.L.C................................... 80,089   34,939
   *Domino Printing Sciences P.L.C........................  2,816   29,415
   *Domino's Pizza Group P.L.C............................  3,573   29,159
   *Drax Group P.L.C...................................... 11,680  109,762
   *DS Smith P.L.C........................................ 24,951   87,640
   *Electrocomponents P.L.C............................... 10,892   42,085
   *Elementis P.L.C....................................... 28,161   94,282
   *EnQuest P.L.C......................................... 21,447   43,935
   *Enterprise Inns P.L.C................................. 18,852   26,788
   *Essar Energy P.L.C....................................  1,549    3,207
   *Euromoney Institutional Investor P.L.C................    172    2,429
   *Evraz P.L.C...........................................  3,908   17,760
   *Experian P.L.C........................................ 13,402  229,258
   *F&C Asset Management P.L.C............................ 28,896   48,356
   *Fenner P.L.C..........................................  2,053   12,348
   *Ferrexpo P.L.C........................................    785    3,167
   *Fidessa Group P.L.C...................................    581   14,163
   *Filtrona P.L.C........................................  2,925   26,704
   *Firstgroup P.L.C......................................    304      934
   *Fresnillo P.L.C.......................................  1,982   52,102
    Fuller Smith & Turner P.L.C. Series A.................    636    7,680
   *G4S P.L.C............................................. 36,920  162,516
   *Galliford Try P.L.C...................................  1,974   25,753
   *Gem Diamonds, Ltd.....................................  3,300    8,369
   *Genus P.L.C...........................................  1,188   26,751

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
   *GKN P.L.C.............................................  11,606 $   44,313
    GlaxoSmithKline P.L.C.................................   2,457     56,201
   *GlaxoSmithKline P.L.C. Sponsored ADR..................  17,568    801,276
   *Go-Ahead Group P.L.C..................................     891     18,452
    Greencore Group P.L.C.................................  26,335     46,589
    Greene King P.L.C.....................................   7,915     83,681
   *Greggs P.L.C..........................................   2,161     16,379
    Halfords Group P.L.C..................................   7,375     39,848
   *Halma P.L.C...........................................   8,072     58,958
   *Hargreaves Lansdown P.L.C.............................   7,474     81,873
   *Hays P.L.C............................................  27,061     38,172
    Headlam Group P.L.C...................................     999      5,529
    Helical Bar P.L.C.....................................   4,049     14,784
   *Henderson Group P.L.C.................................  18,450     45,317
   *Heritage Oil P.L.C....................................   3,429     10,845
    Hikma Pharmaceuticals P.L.C...........................   4,073     52,075
    Hill & Smith Holdings P.L.C...........................   1,217      9,030
   *Hiscox, Ltd...........................................  10,885     81,798
   *Hochschild Mining P.L.C...............................   1,326      8,890
    Home Retail Group P.L.C...............................  30,145     57,346
    Homeserve P.L.C.......................................   3,055     11,231
   *Howden Joinery Group P.L.C............................  19,467     57,855
    HSBC Holdings P.L.C...................................  15,716    178,718
  #*HSBC Holdings P.L.C. Sponsored ADR....................  58,451  3,323,524
   *Hunting P.L.C.........................................   2,915     39,173
    Hyder Consulting P.L.C................................   2,770     20,758
   *IG Group Holdings P.L.C...............................   7,245     51,390
   *Imagination Technologies Group P.L.C..................   4,965     40,135
   *IMI P.L.C.............................................   7,973    147,821
   *Imperial Tobacco Group P.L.C..........................  15,348    570,701
   *Inchcape P.L.C........................................   5,510     41,346
   *Informa P.L.C.........................................  11,597     88,061
   *Innovation Group P.L.C................................ 116,123     45,096
   *InterContinental Hotels Group P.L.C. ADR..............   2,310     67,822
   *International Consolidated Airlines Group SA..........  23,946     80,624
   *Interserve P.L.C......................................   2,930     20,614
   *Intertek Group P.L.C..................................   2,201    108,517
   *Invensys P.L.C........................................  12,141     66,471
    Investec P.L.C........................................  17,189    125,801
   *IP Group P.L.C........................................   7,800     15,355
   *ITE Group P.L.C.......................................   6,026     24,458
    ITV P.L.C.............................................  72,400    131,592
   *James Fisher & Sons P.L.C.............................     360      4,651
   *JD Wetherspoon P.L.C..................................   2,129     17,278
   *John Wood Group P.L.C.................................   8,342    106,392
   *Johnson Matthey P.L.C.................................   6,164    221,193
   *Jupiter Fund Management P.L.C.........................   4,402     22,673
   *Kcom Group P.L.C......................................  11,870     13,541
   *Keller Group P.L.C....................................   3,054     34,905
   *Kier Group P.L.C......................................     387      8,279
   *Kingfisher P.L.C......................................  55,545    237,363
   *Ladbrokes P.L.C.......................................   4,695     15,808
    Laird P.L.C...........................................   7,873     27,891
   *Lamprell P.L.C........................................  11,637     23,818
    Lancashire Holdings, Ltd..............................   3,915     51,142
   *Legal & General Group P.L.C...........................  54,128    130,714
   *Lloyds Banking Group P.L.C............................ 856,331    700,916
   *Lloyds Banking Group P.L.C. Sponsored ADR.............  23,290     76,624
  #*Lonmin P.L.C..........................................  13,028     72,574
   *Man Group P.L.C.......................................  29,575     41,418
   *Marks & Spencer Group P.L.C...........................  25,169    151,419

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
UNITED KINGDOM -- (Continued)
    Marshalls P.L.C.......................................  2,042 $    3,543
    Marston's P.L.C....................................... 19,493     41,340
   *McBride P.L.C.........................................  7,116     15,097
    Meggitt P.L.C......................................... 12,867     88,728
   *Melrose Industries P.L.C.............................. 44,844    166,343
   *Michael Page International P.L.C......................  5,738     37,052
   *Micro Focus International P.L.C.......................  3,148     30,453
   *Millennium & Copthorne Hotels P.L.C...................    512      4,406
   *Mitchells & Butlers P.L.C.............................  6,146     32,424
   *Mitie Group P.L.C..................................... 16,416     73,355
   *Mondi P.L.C........................................... 16,087    190,595
   *Moneysupermarket.com Group P.L.C...................... 12,316     35,981
   *Morgan Crucible Co. P.L.C.............................  2,403     10,579
    Morgan Sindall Group P.L.C............................  2,809     25,400
   *Mothercare P.L.C......................................  1,256      6,185
    N Brown Group P.L.C...................................  2,218     12,973
   *National Express Group P.L.C..........................  5,848     19,253
    National Grid P.L.C...................................  7,290     79,823
    National Grid P.L.C. Sponsored ADR....................  4,027    221,163
   *Next P.L.C............................................  2,221    142,874
    Northgate P.L.C.......................................  3,633     18,346
   *Oxford Instruments P.L.C..............................    113      2,940
    Pace P.L.C............................................  7,703     27,554
    Pearson P.L.C.........................................    850     16,085
   *Pearson P.L.C. Sponsored ADR.......................... 16,504    313,246
   *Persimmon P.L.C.......................................  8,100    108,277
   *Petrofac, Ltd.........................................  3,213     83,352
   *Petropavlovsk P.L.C...................................  2,805     15,464
   *Phoenix Group Holdings P.L.C..........................    689      7,008
    Phoenix IT Group, Ltd.................................  1,162      2,906
   *Premier Farnell P.L.C.................................  6,585     22,118
   *Premier Foods P.L.C...................................  2,677      3,972
   *Premier Oil P.L.C.....................................  8,872     52,531
    Provident Financial P.L.C.............................    623     14,253
    Prudential P.L.C...................................... 19,483    295,749
   *Prudential P.L.C. ADR.................................  3,132     95,432
   *PZ Cussons P.L.C......................................  2,842     17,520
   *Randgold Resources, Ltd...............................    729     68,666
   *Raven Russia, Ltd.....................................    290        292
   *Reckitt Benckiser Group P.L.C.........................  5,571    371,150
   *Redrow P.L.C..........................................  8,714     25,745
    Reed Elsevier P.L.C...................................  3,113     33,882
   *Reed Elsevier P.L.C. ADR..............................  2,200     95,722
   *Regus P.L.C...........................................  6,442     12,248
   *Renishaw P.L.C........................................  1,838     54,504
    Rentokil Initial P.L.C................................ 41,610     58,879
   *Resolution, Ltd....................................... 38,268    158,955
   *Restaurant Group P.L.C................................  5,452     32,528
   *Rexam P.L.C........................................... 27,210    202,267
   *Rightmove P.L.C.......................................  2,579     68,512
    Rio Tinto P.L.C.......................................  1,772    100,107
   *Rio Tinto P.L.C. Sponsored ADR........................ 10,230    577,688
   *Rolls-Royce Holdings P.L.C............................ 33,307    500,034
   *Rotork P.L.C..........................................  1,546     64,926
   *Royal Bank of Scotland Group P.L.C....................  3,977     21,626
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....  8,672     94,612
    Royal Dutch Shell P.L.C. ADR.......................... 21,316  1,550,100
    Royal Dutch Shell P.L.C. Series A.....................     56      1,985
    Royal Dutch Shell P.L.C. Series B.....................  2,289     83,198
    RPC Group P.L.C....................................... 10,354     70,487
   *RPS Group P.L.C....................................... 10,423     38,018

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
UNITED KINGDOM -- (Continued)
   *RSA Insurance Group P.L.C.............................  90,894 $  189,947
    Sainsbury (J.) P.L.C..................................  31,816    166,694
   *Salamander Energy P.L.C...............................   7,131     20,705
   *Savills P.L.C.........................................   6,177     48,493
   *Schroders P.L.C.......................................   3,075     94,494
   *Schroders P.L.C. Non-Voting...........................   1,920     47,918
   *SDL P.L.C.............................................   2,041     16,964
   *Senior P.L.C..........................................  17,526     55,915
   *Serco Group P.L.C.....................................  12,629    111,035
    Severfield-Rowen P.L.C................................   5,972      7,184
    Severn Trent P.L.C....................................   4,570    117,547
    Shanks Group P.L.C....................................   3,683      5,344
   *Shire P.L.C. ADR......................................   1,800    180,252
   *SIG P.L.C.............................................  14,107     29,533
   #Smith & Nephew P.L.C. Sponsored ADR...................   2,100    121,065
   *Smiths Group P.L.C....................................   6,982    135,847
   *Smiths News P.L.C.....................................   4,847     12,570
   *Soco International P.L.C..............................   4,860     29,460
   *Spectris P.L.C........................................   3,589    125,719
   *Speedy Hire P.L.C.....................................  13,614      8,294
   *Spirax-Sarco Engineering P.L.C........................   1,260     44,969
   *Spirent Communications P.L.C..........................   8,253     20,999
    Spirit Pub Co. P.L.C..................................  19,306     20,585
   *Sports Direct International P.L.C.....................   3,641     22,808
   *SSE P.L.C.............................................  12,108    272,526
    St. James's Place P.L.C...............................   1,601     11,733
   *St. Modwen Properties P.L.C...........................   2,485      9,331
   *Stagecoach Group P.L.C................................   6,568     31,899
   *Standard Chartered P.L.C..............................  27,011    718,180
   *Standard Life P.L.C...................................  54,121    296,797
    Synergy Health P.L.C..................................   1,599     27,844
   *Synthomer P.L.C.......................................   1,365      4,241
   *TalkTalk Telecom Group P.L.C..........................   4,267     15,997
   *Taylor Wimpey P.L.C...................................  87,981     99,257
   *Telecity Group P.L.C..................................   4,092     54,973
   *Telecom Plus P.L.C....................................   1,242     19,069
   *Tesco P.L.C...........................................  92,126    520,660
   *Thomas Cook Group P.L.C...............................   6,613      7,068
   *Travis Perkins P.L.C..................................   7,092    135,938
   *Trinity Mirror P.L.C..................................   3,332      5,138
   *TT electronics P.L.C..................................   2,291      5,842
   *Tullett Prebon P.L.C..................................   1,288      4,894
   *Tullow Oil P.L.C......................................  11,523    207,766
   *UBM P.L.C.............................................   5,598     66,681
   *Ultra Electronics Holdings P.L.C......................     409     10,667
    Unilever P.L.C........................................     345     14,053
   *Unilever P.L.C. Sponsored ADR.........................   8,050    327,554
   *Unite Group P.L.C.....................................   1,882      8,490
    United Drug P.L.C.....................................   1,895      8,254
    United Utilities Group P.L.C..........................   8,342     96,804
    Vedanta Resources P.L.C...............................   3,226     61,605
   *Victrex P.L.C.........................................   1,888     45,845
    Vodafone Group P.L.C.................................. 206,526    563,640
    Vodafone Group P.L.C. Sponsored ADR...................  49,867  1,362,366
   *Weir Group P.L.C. (The)...............................   2,501     78,717
   *WH Smith P.LC.........................................   1,375     14,523
   *Whitbread P.L.C.......................................   3,311    134,943
   *William Morrison Supermarkets P.L.C...................  64,665    257,202
   *Wincanton P.L.C.......................................   1,461      1,577
    Wolseley P.L.C........................................   5,500    256,695
   *WPP P.L.C.............................................  11,150    175,553

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                        ---------- ------------
UNITED KINGDOM -- (Continued)
   *WPP P.L.C. Sponsored ADR...........................      2,474 $    194,036
   *WS Atkins P.L.C....................................      2,799       36,809
   *Xchanging P.L.C....................................      3,063        5,901
    Xstrata P.L.C......................................      8,462      159,307
                                                                   ------------
TOTAL UNITED KINGDOM...................................              32,912,419
                                                                   ------------
TOTAL COMMON STOCKS....................................             165,187,874
                                                                   ------------
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
    Porsche Automobil Holding SE.......................      2,131      185,540
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Yancoal Australia, Ltd. Contigent Value Rights.....      3,702        9,537
                                                                   ------------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR.........................      1,817           --
   *Elia System Operator SA STRIP VVPR.................        179           --
   *Nyrstar NV STRIP VVPR..............................      3,745           --
   *Tessenderlo Chemie NV STRIP VVPR...................        187           --
                                                                   ------------
TOTAL BELGIUM..........................................                      --
                                                                   ------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13.................         25            5
   *Faes Farma SA Rights 01/09/13......................         31            2
   *Iberdrola SA Warrants 03/22/13.....................          9            2
   *Repsol SA Rights 01/28/13..........................         24           16
                                                                   ------------
TOTAL SPAIN............................................                      25
                                                                   ------------
SWEDEN -- (0.0%)
   *PA Resources AB Rights 01/23/13....................     19,200           30
                                                                   ------------
UNITED KINGDOM -- (0.0%)
   *Phoenix Group Holdings P.L.C. Rights 02/15/13......        134          298
                                                                   ------------
TOTAL RIGHTS/WARRANTS..................................                   9,890
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)      VALUE+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@DFA Short Term Investment Fund.....................  1,210,026   14,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralizedby FNMA
     3.500%, 11/01/42, valued at $95,938) to be
     repurchased at $94,057............................ $       94       94,057
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              14,094,057
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $162,168,007)^^................................            $179,477,361
                                                                   ============

INTERNATIONAL SUSTAINABILITY CORE 1 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
Common Stocks
   Australia..................... $ 1,153,186 $ 10,033,021   --    $ 11,186,207
   Austria.......................          --      891,712   --         891,712
   Belgium.......................     477,878    1,549,472   --       2,027,350
   Canada........................  16,510,390       46,862   --      16,557,252
   China.........................       4,981           --   --           4,981
   Denmark.......................     505,488    1,221,330   --       1,726,818
   Finland.......................     194,546    2,215,339   --       2,409,885
   France........................   1,303,000   12,330,203   --      13,633,203
   Germany.......................   1,259,456    8,298,790   --       9,558,246
   Greece........................      19,413      422,944   --         442,357
   Hong Kong.....................          --    2,248,189   --       2,248,189
   Ireland.......................       8,262      467,808   --         476,070
   Israel........................          --      407,215   --         407,215
   Italy.........................     185,942    3,715,128   --       3,901,070
   Japan.........................   3,110,202   31,118,225   --      34,228,427
   Netherlands...................   1,180,377    3,628,755   --       4,809,132
   New Zealand...................      10,437      441,199   --         451,636
   Norway........................     141,113    1,572,902   --       1,714,015
   Portugal......................      12,694      596,980   --         609,674
   Singapore.....................          --    1,338,120   --       1,338,120
   Spain.........................     900,373    3,382,839   --       4,283,212
   Sweden........................     235,596    6,034,571   --       6,270,167
   Switzerland...................   3,016,737   10,083,780   --      13,100,517
   United Kingdom................  12,560,753   20,351,666   --      32,912,419
Preferred Stocks
   Germany.......................          --      185,540   --         185,540
Rights/Warrants
   Australia.....................          --        9,537   --           9,537
   Belgium.......................          --           --   --              --
   Spain.........................          --           25   --              25
   Sweden........................          --           30   --              30
   United Kingdom................          --          298   --             298
Securities Lending Collateral....          --   14,094,057   --      14,094,057
                                  ----------- ------------   --    ------------
TOTAL............................ $42,790,824 $136,686,537   --    $179,477,361
                                  =========== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                 DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE++
                                                           ------ ----------
COMMON STOCKS -- (95.4%)
AUSTRALIA -- (5.4%)
  #*Alumina, Ltd.......................................... 37,687 $   43,536
   *Asciano Group, Ltd.................................... 17,718     89,377
   #Bank of Queensland, Ltd...............................  5,659     48,614
   *Bendigo & Adelaide Bank, Ltd.......................... 12,594    121,148
   *Boral, Ltd............................................ 15,539     79,668
   *Caltex Australia, Ltd.................................  1,429     28,996
    Echo Entertainment Group, Ltd......................... 18,272     68,446
  #*Fairfax Media, Ltd.................................... 35,541     20,058
  #*Harvey Norman Holdings, Ltd...........................  7,208     14,760
    Incitec Pivot, Ltd.................................... 39,877    134,472
   *Lend Lease Group NL...................................  9,422    101,849
    Macquarie Group, Ltd..................................  6,656    267,701
   *New Hope Corp., Ltd...................................  1,031      4,573
    Newcrest Mining, Ltd..................................  3,792     92,881
   *Origin Energy, Ltd.................................... 26,579    349,173
   *OZ Minerals, Ltd......................................  5,584     40,495
   *Qantas Airways, Ltd................................... 25,486     40,740
   *QBE Insurance Group, Ltd..............................  1,080     13,451
   *Santos, Ltd........................................... 20,437    255,301
   *Seven Group Holdings, Ltd.............................  3,080     30,951
  #*Sims Metal Management, Ltd............................  3,434     33,661
   *Suncorp Group, Ltd.................................... 28,499    315,855
    TABCorp. Holdings, Ltd................................ 15,227     48,462
    Tatts Group, Ltd...................................... 21,887     74,286
   *Toll Holdings, Ltd.................................... 11,026     60,780
    Treasury Wine Estates, Ltd............................  5,515     27,371
    Washington H. Soul Pattinson & Co., Ltd...............  3,490     49,882
  #*Wesfarmers, Ltd....................................... 31,480  1,235,375
                                                                  ----------
TOTAL AUSTRALIA...........................................         3,691,862
                                                                  ----------
AUSTRIA -- (0.2%)
   *Erste Group Bank AG...................................  2,850     95,899
  #*Raiffeisen Bank International AG......................  1,529     68,669
                                                                  ----------
TOTAL AUSTRIA.............................................           164,568
                                                                  ----------
BELGIUM -- (1.1%)
   *Ageas NV..............................................  4,261    140,748
    Delhaize Group SA.....................................  2,711    128,622
   *KBC Groep NV..........................................  1,383     54,444
   *Solvay SA.............................................  1,514    237,869
    UCB SA................................................  2,810    162,197
                                                                  ----------
TOTAL BELGIUM.............................................           723,880
                                                                  ----------
CANADA -- (10.4%)
   #Astral Media, Inc. Class A............................    100      4,700
   *AuRico Gold, Inc......................................  1,900     13,395
    Barrick Gold Corp.....................................  9,182    293,089
   #Bonavista Energy Corp.................................  1,104     14,921
    Cameco Corp...........................................  4,527     97,584
    Canadian Natural Resources, Ltd. (136385101).......... 10,741    324,593
    Canadian Natural Resources, Ltd. (2171573)............ 11,405    344,414
  #*Canadian Tire Corp. Class A...........................  2,200    153,122
    Crescent Point Energy Corp............................  1,016     39,299
   *Empire Co., Ltd. Class A..............................    600     36,202
    Enerplus Corp.........................................  1,972     26,474
    Ensign Energy Services, Inc...........................  1,403     23,969
   *Fairfax Financial Holdings, Ltd.......................    347    124,550
    Genworth MI Canada, Inc...............................    742     17,936

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED


                                                            SHARES  VALUE++
                                                            ------ ----------
CANADA -- (Continued)
    George Weston, Ltd.....................................    700 $   50,433
    Goldcorp, Inc. (2676302)...............................  9,088    320,094
    Goldcorp, Inc. (380956409).............................  5,002    176,521
   #Husky Energy, Inc......................................  7,339    228,838
    IAMGOLD Corp. (2446646)................................    813      6,676
    IAMGOLD Corp. (450913108)..............................  2,872     23,694
    Industrial Alliance Insurance & Financial Services,
      Inc..................................................  1,800     62,893
    Inmet Mining Corp......................................  2,200    158,813
    Kinross Gold Corp...................................... 20,200    165,667
   #Loblaw Cos., Ltd.......................................  1,800     72,296
   *Lundin Mining Corp.....................................  7,637     39,280
    Magna International, Inc...............................  6,640    347,045
   #Manulife Financial Corp................................ 35,722    515,738
    Nexen, Inc.............................................  9,316    249,199
   #Pan American Silver Corp...............................  2,900     50,650
   #Pengrowth Energy Corp..................................  4,165     19,000
   #Penn West Petroleum, Ltd...............................  7,406     74,921
   *PetroBakken Energy, Ltd................................    600      5,294
    Precision Drilling Corp................................  4,250     38,946
    Quebecor, Inc. Class B.................................    900     37,935
  #*Research In Motion, Ltd................................  4,438     57,488
   #Sun Life Financial, Inc................................ 14,250    415,756
    Suncor Energy, Inc..................................... 32,505  1,104,792
    Talisman Energy, Inc................................... 13,813    172,559
   #Teck Resources, Ltd. Class B........................... 11,791    429,720
   #Thomson Reuters Corp................................... 10,478    320,937
   #TransAlta Corp.........................................  5,411     87,019
  #*Uranium One, Inc.......................................  7,548     20,584
    Yamana Gold, Inc....................................... 22,000    359,535
                                                                   ----------
TOTAL CANADA...............................................         7,126,571
                                                                   ----------
DENMARK -- (1.5%)
    A.P. Moeller-Maersk A.S. Series A......................      6     45,370
    A.P. Moeller-Maersk A.S. Series B......................     30    239,317
    Carlsberg A.S. Series B................................  3,388    362,410
   *Danske Bank A.S........................................ 16,130    309,087
   *FLSmidth & Co. A.S.....................................    348     21,562
   *H. Lundbeck A.S........................................  1,354     21,414
   *TDC A.S................................................  7,231     55,420
  #*Vestas Wind Systems A.S................................    790      4,790
                                                                   ----------
TOTAL DENMARK..............................................         1,059,370
                                                                   ----------
FINLAND -- (0.5%)
   *Kesko Oyj Series B.....................................    830     27,160
  #*Neste Oil Oyj..........................................    374      5,969
   #Nokia Oyj..............................................  7,697     30,211
   *Stora Enso Oyj Series R................................ 14,570    103,910
   *UPM-Kymmene Oyj........................................ 16,377    200,242
                                                                   ----------
TOTAL FINLAND..............................................           367,492
                                                                   ----------
FRANCE -- (9.2%)
   *Arkema SA..............................................     76      8,617
   *AXA SA.................................................    911     16,867
    AXA SA Sponsored ADR................................... 37,500    691,875
   *BNP Paribas SA.........................................  6,842    429,294
    Bollore SA.............................................    132     47,601
    Bouygues SA............................................  2,298     65,203
   *Cap Gemini SA..........................................  2,746    132,331
   *Casino Guichard Perrachon SA...........................  1,254    122,803
   *Cie de Saint-Gobain SA.................................  8,683    357,295

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
FRANCE -- (Continued)
   *Cie Generale de Geophysique - Veritas SA..............  4,238 $  122,773
   *Cie Generale des Etablissements Michelin SA Series B..  2,455    228,322
    Ciments Francais SA...................................    244     14,807
   *CNP Assurances SA.....................................  3,920     64,806
   *Credit Agricole SA.................................... 29,433    290,938
    Electricite de France SA..............................  4,582     87,963
   *France Telecom SA..................................... 41,374    469,874
  #*GDF Suez SA........................................... 37,268    764,501
    Lafarge SA............................................  4,430    270,544
   *Lagardere SCA.........................................  3,281    118,595
   *Natixis SA............................................ 21,884     86,713
  #*Peugeot SA............................................  4,276     33,327
   *PPR SA................................................     89     19,141
    Renault SA............................................  4,615    278,164
   *Rexel SA..............................................  2,512     53,416
   *Societe Generale SA................................... 13,137    593,209
    STMicroelectronics NV................................. 16,130    139,440
    Thales SA.............................................    349     12,568
   *Vallourec SA..........................................    406     22,030
   *Vivendi SA............................................ 37,887    811,368
                                                                  ----------
TOTAL FRANCE..............................................         6,354,385
                                                                  ----------
GERMANY -- (8.1%)
   *Allianz SE............................................  2,464    352,564
   *Bayerische Motoren Werke AG...........................  3,898    392,598
   *Celesio AG............................................     76      1,380
   *Commerzbank AG........................................ 47,284    103,532
    Daimler AG............................................ 19,352  1,126,321
    Deutsche Bank AG (5750355)............................  3,610    186,706
  #*Deutsche Bank AG (D18190898).......................... 13,617    703,454
    Deutsche Lufthansa AG.................................  7,439    147,764
    Deutsche Post AG......................................  5,443    127,811
   *Deutsche Telekom AG................................... 65,866    809,171
   *E.ON SE............................................... 33,149    576,399
   *Fraport AG............................................    196     11,880
  #*Heidelberger Zement AG................................  2,192    138,179
   *Hochtief AG...........................................     43      2,806
   *Metro AG..............................................     29        896
   *Munchener Rueckversicherungs-Gesellschaft AG..........  2,749    504,866
   *RWE AG................................................  4,541    170,748
   *Salzgitter AG.........................................  1,060     49,412
   *ThyssenKrupp AG.......................................  1,340     32,527
    Volkswagen AG.........................................    524    121,047
                                                                  ----------
TOTAL GERMANY.............................................         5,560,061
                                                                  ----------
GREECE -- (0.1%)
    Hellenic Petroleum S.A................................  5,666     63,534
   *National Bank of Greece S.A...........................  2,483      3,922
                                                                  ----------
TOTAL GREECE..............................................            67,456
                                                                  ----------
HONG KONG -- (1.9%)
   *Cathay Pacific Airways, Ltd........................... 17,000     32,866
  #*Foxconn International Holdings, Ltd................... 17,000      6,980
    Great Eagle Holdings, Ltd.............................  8,217     31,909
    Henderson Land Development Co., Ltd................... 30,531    219,421
   *Hong Kong & Shanghai Hotels, Ltd...................... 13,000     22,473
   *Hopewell Holdings, Ltd................................  5,000     20,594
   *Hutchison Whampoa, Ltd................................ 37,000    413,552
   *Kerry Properties, Ltd.................................  7,000     37,887
    New World Development Co., Ltd........................ 86,115    158,830

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
HONG KONG -- (Continued)
   *Orient Overseas International, Ltd....................   6,000 $   41,882
   *Wharf Holdings, Ltd...................................  21,000    185,366
   *Wheelock & Co., Ltd...................................  27,000    151,971
                                                                   ----------
TOTAL HONG KONG...........................................          1,323,731
                                                                   ----------
IRELAND -- (0.1%)
   *Bank of Ireland....................................... 202,253     39,035
   *CRH P.L.C. Sponsored ADR..............................     592     12,740
                                                                   ----------
TOTAL IRELAND.............................................             51,775
                                                                   ----------
ISRAEL -- (0.4%)
   *Bank Hapoalim B.M.....................................  16,620     70,069
   *Bank Leumi Le-Israel B.M..............................  23,640     78,990
   *Elbit Systems, Ltd....................................     421     16,185
   *Israel Chemicals, Ltd.................................   4,929     65,465
   *Israel Discount Bank, Ltd. Series A...................  13,386     22,415
   *NICE Systems, Ltd.....................................      56      2,058
   *NICE Systems, Ltd. Sponsored ADR......................   1,134     41,833
                                                                   ----------
TOTAL ISRAEL..............................................            297,015
                                                                   ----------
ITALY -- (1.2%)
  #*Banca Monte Dei Paschi di Siena SpA...................  88,378     29,522
  #*Fiat SpA..............................................  16,709    102,274
  #*Finmeccanica SpA......................................   3,600     23,658
   *Mediaset SpA..........................................   7,532     19,788
   *Parmalat SpA..........................................   2,927      7,338
   *Telecom Italia SpA.................................... 234,061    232,256
   *UniCredit SpA.........................................  42,083    271,651
   *Unione di Banche Italiane ScpA........................  24,403    127,365
                                                                   ----------
TOTAL ITALY...............................................            813,852
                                                                   ----------
JAPAN -- (18.9%)
   *77 Bank, Ltd. (The)...................................   9,864     42,433
   *Aeon Co., Ltd.........................................  12,500    141,780
   *Aisin Seiki Co., Ltd..................................   1,100     36,032
   *Alfresa Holdings Corp.................................   1,000     43,814
   *Amada Co., Ltd........................................  10,000     62,495
    Asahi Glass Co., Ltd..................................  19,000    126,055
   *Asahi Kasei Corp......................................  23,000    132,743
   *Bank of Kyoto, Ltd. (The).............................   7,000     57,921
   *Bank of Yokohama, Ltd. (The)..........................   6,000     28,658
    Canon Marketing Japan, Inc............................   1,500     20,405
   *Chiba Bank, Ltd. (The)................................   5,000     31,156
   *Chugoku Bank, Ltd. (The)..............................   3,000     41,321
   *Citizen Holdings Co., Ltd.............................   4,700     26,922
    Coca-Cola West Co., Ltd...............................   1,800     28,425
   *Cosmo Oil Co., Ltd....................................  20,636     46,392
  #*Dai Nippon Printing Co., Ltd..........................  19,000    153,604
   *Daicel Corp...........................................   4,000     27,932
   *Fuji Media Holdings, Inc..............................      10     15,706
  #*FUJIFILM Holdings Corp................................  13,400    267,191
   *Fujitsu, Ltd..........................................  24,000     97,182
   *Fukuoka Financial Group, Inc..........................  27,000    113,684
   *Glory, Ltd............................................   1,800     42,158
   *Gunma Bank, Ltd. (The)................................  11,735     56,642
   *Hachijuni Bank, Ltd. (The)............................  11,000     55,072
   *Hakuhodo DY Holdings, Inc.............................     560     38,160
    Hitachi Capital Corp..................................     100      1,993
    Hitachi High-Technologies Corp........................     900     17,874
   *Hokuhoku Financial Group, Inc.........................  20,000     32,548

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
JAPAN -- (Continued)
   *House Foods Corp......................................   2,300 $   34,701
   *Idemitsu Kosan Co., Ltd...............................     800     70,145
   *Inpex Corp............................................      44    254,750
   *Isetan Mitsukoshi Holdings, Ltd.......................  11,400    112,578
   *ITOCHU Corp...........................................   2,400     27,143
   *Iyo Bank, Ltd. (The)..................................   4,000     32,711
   *J. Front Retailing Co., Ltd...........................  15,000     82,280
   *JFE Holdings, Inc.....................................   9,100    194,244
   *Joyo Bank, Ltd. (The).................................   8,000     37,507
   *JTEKT Corp............................................   2,800     29,909
   *JX Holdings, Inc......................................  56,740    334,756
   *Kagoshima Bank, Ltd. (The)............................   3,238     20,845
   *Kajima Corp...........................................   5,000     14,988
   *Kamigumi Co., Ltd.....................................   5,000     40,728
   *Kaneka Corp...........................................   9,000     48,144
  #*Kawasaki Kisen Kaisha, Ltd............................  14,000     26,580
   *Keiyo Bank, Ltd. (The)................................   9,000     42,696
   *Kinden Corp...........................................   4,000     26,524
   *Kobe Steel, Ltd.......................................  20,000     24,700
   *Konica Minolta Holdings, Inc..........................   6,500     51,915
   *Kyocera Corp..........................................   3,000    271,740
    Kyowa Hakko Kirin Co., Ltd............................   3,000     28,365
   *Marui Group Co., Ltd..................................   7,158     58,189
    Maruichi Steel Tube, Ltd..............................     900     20,016
   *Mazda Motor Corp......................................  19,000     51,397
   *Medipal Holdings Corp.................................   4,200     53,215
   *MEIJI Holdings Co., Ltd...............................     800     35,375
    Mitsubishi Chemical Holdings Corp.....................  18,000     83,348
   *Mitsubishi Corp.......................................  30,000    632,916
   *Mitsubishi Gas Chemical Co., Inc......................  12,000     80,321
   *Mitsubishi Heavy Industries, Ltd......................  50,000    267,366
   *Mitsubishi Logistics Corp.............................   3,000     44,995
   *Mitsubishi Materials Corp.............................  37,000    118,471
    Mitsubishi Tanabe Pharma Corp.........................   2,400     32,174
   *Mitsubishi UFJ Financial Group, Inc................... 331,000  1,882,444
    Mitsubishi UFJ Financial Group, Inc. ADR..............  74,759    423,136
   *Mitsui & Co., Ltd.....................................  32,900    497,242
   *Mitsui Chemicals, Inc.................................  17,000     40,316
   *Mitsui O.S.K. Lines, Ltd..............................   9,000     29,696
   *MS&AD Insurance Group Holdings, Inc...................   7,719    161,679
   *Nagase & Co., Ltd.....................................   3,111     33,959
   *NEC Corp..............................................  65,000    158,584
   *Nippon Electric Glass Co., Ltd........................   7,000     33,736
   *Nippon Express Co., Ltd...............................  17,000     70,167
   *Nippon Meat Packers, Inc..............................   6,000     81,200
  #*Nippon Paper Group, Inc...............................   3,600     51,013
   *Nippon Shokubai Co., Ltd..............................   2,000     19,292
   *Nippon Steel & Sumitomo Metal Corp....................  97,000    268,495
   *Nippon Television Network Corp........................   1,500     21,351
  #*Nippon Yusen K.K......................................  26,000     62,305
   *Nishi-Nippon Bank, Ltd................................  18,779     48,671
   *Nisshin Seifun Group, Inc.............................   2,500     30,422
   *Nisshin Steel Holdings Co., Ltd.......................   1,600     11,972
   *Nisshinbo Holdings, Inc...............................   3,000     22,777
   *Nomura Holdings, Inc..................................  64,000    366,354
   *Obayashi Corp.........................................  19,000     97,422
  #*Oji Holdings Corp.....................................  16,000     51,740
   *Onward Holdings Co., Ltd..............................   3,000     22,672
   *Panasonic Corp........................................  37,500    246,844
    Panasonic Corp. Sponsored ADR.........................   6,659     44,016
   *Rengo Co., Ltd........................................   4,000     20,307

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
JAPAN -- (Continued)
  #*Ricoh Co., Ltd........................................ 23,000 $   256,051
   *Rohm Co., Ltd.........................................  3,200     106,387
    Sankyo Co., Ltd.......................................    400      15,936
  #*SBI Holdings, Inc.....................................  6,880      57,128
  #*Seiko Epson Corp......................................  3,500      35,335
   *Sekisui House, Ltd.................................... 20,000     220,116
   *Shiga Bank, Ltd.......................................  7,108      41,234
   *Shimizu Corp.......................................... 11,000      35,629
   *Shinsei Bank, Ltd..................................... 22,000      44,945
   *Shizuoka Bank, Ltd....................................  7,000      66,002
   #Showa Denko K.K.......................................  8,000      12,227
    Showa Shell Sekiyu K.K................................  1,400       8,125
   *SKY Perfect JSAT Holdings, Inc........................     46      21,588
   *Sojitz Corp........................................... 26,100      39,174
    Sony Corp. Sponsored ADR.............................. 22,200     331,668
   *Sumitomo Chemical Co., Ltd............................  8,000      23,404
   *Sumitomo Corp......................................... 28,900     373,831
   *Sumitomo Electric Industries, Ltd..................... 25,100     282,567
   *Sumitomo Forestry Co., Ltd............................  2,700      26,448
   *Sumitomo Metal Mining Co., Ltd........................  4,000      62,211
   *Sumitomo Mitsui Financial Group, Inc..................  1,800      72,295
   *Sumitomo Mitsui Trust Holdings, Inc................... 69,000     254,855
   *Suzuken Co., Ltd......................................    800      24,486
   *Taisei Corp........................................... 35,297     105,330
   *Takashimaya Co., Ltd..................................  6,000      44,153
  #*TDK Corp..............................................    800      29,669
  #*Teijin, Ltd...........................................  9,000      20,627
   *Tokai Rika Co., Ltd...................................    600       9,828
   Tokyo Broadcasting System, Inc.........................  1,600      18,653
   *Toppan Printing Co., Ltd.............................. 16,000      99,309
   *Tosoh Corp............................................  8,000      19,245
   *Toyo Seikan Kaisha, Ltd...............................  4,251      54,243
   *Toyota Tsusho Corp....................................  4,300     102,277
   *UNY Co., Ltd..........................................  6,250      46,333
   *Wacoal Corp...........................................  2,000      20,870
   *Yamada Denki Co., Ltd.................................    900      34,660
   *Yamaguchi Financial Group, Inc........................  5,852      56,381
    Yamaha Corp...........................................  3,100      32,843
  #*Yamato Kogyo Co., Ltd.................................    800      22,915
                                                                  -----------
TOTAL JAPAN...............................................         12,998,820
                                                                  -----------
NETHERLANDS -- (3.1%)
   *Aegon NV.............................................. 46,979     313,645
   *Akzo Nobel NV.........................................  3,925     268,636
    ArcelorMittal NV...................................... 17,931     307,684
   #ArcelorMittal NV ADR..................................  6,200     106,392
   *ING Groep NV.......................................... 38,605     390,460
    Koninklijke DSM NV....................................  2,616     160,242
    Koninklijke Philips Electronics NV.................... 19,504     607,468
                                                                  -----------
TOTAL NETHERLANDS.........................................          2,154,527
                                                                  -----------
NEW ZEALAND -- (0.0%)
   *Contact Energy, Ltd...................................  5,869      25,713
                                                                  -----------
NORWAY -- (0.9%)
   *Aker ASA Series A.....................................    235      10,021
   *DNB ASA...............................................  9,906     138,767
   *Marine Harvest ASA.................................... 52,362      52,409
   *Norsk Hydro ASA....................................... 27,971     134,282
   *Orkla ASA............................................. 13,777     121,520
   *Storebrand ASA........................................  7,005      35,861

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
NORWAY -- (Continued)
   *Subsea 7 SA...........................................   4,168 $  100,685
                                                                   ----------
TOTAL NORWAY..............................................            593,545
                                                                   ----------
PORTUGAL -- (0.0%)
   *EDP Renovaveis SA.....................................   4,290     24,480
                                                                   ----------
SINGAPORE -- (1.0%)
   *CapitaLand, Ltd.......................................  56,500    182,491
   *DBS Group Holdings, Ltd...............................   1,000     12,086
    Golden Agri-Resources, Ltd............................ 137,000     70,396
   *Indofood Agri Resources, Ltd..........................   9,000      9,497
   *Keppel Land, Ltd......................................   8,000     27,525
  #*Neptune Orient Lines, Ltd.............................  14,000     14,544
    Olam International, Ltd...............................   9,000     11,770
   *Overseas Union Enterprise, Ltd........................   5,000     12,050
    Singapore Airlines, Ltd...............................  21,000    186,491
   *United Industrial Corp., Ltd..........................  31,000     69,884
    UOL Group, Ltd........................................   4,000     20,203
   *Venture Corp., Ltd....................................   3,000     20,580
    Wheelock Properties, Ltd..............................  14,000     22,278
                                                                   ----------
TOTAL SINGAPORE...........................................            659,795
                                                                   ----------
SPAIN -- (1.5%)
   *Acciona SA............................................     893     71,845
   *Banco de Sabadell SA..................................  33,098     88,800
   *Banco Espanol de Credito SA...........................     359      1,847
  #*Banco Popular Espanol SA.............................. 160,236    144,902
   *Banco Santander SA....................................  60,783    508,785
   *Banco Santander SA Issue 13 Shares....................   2,810     23,575
  #*CaixaBank SA..........................................   8,410     33,291
   *Iberdrola SA..........................................  23,742    127,752
                                                                   ----------
TOTAL SPAIN...............................................          1,000,797
                                                                   ----------
SWEDEN -- (3.2%)
   *Boliden AB............................................   4,059     75,023
   *Meda AB Series A......................................   1,254     14,648
   *Nordea Bank AB........................................  41,285    455,346
   *Skandinaviska Enskilda Banken AB Series A.............  35,139    351,988
  #*SSAB AB Series A......................................   3,054     25,234
   *SSAB AB Series B......................................   1,349      9,641
   *Svenska Cellulosa AB Series A.........................     637     15,472
   *Svenska Cellulosa AB Series B.........................  14,293    346,522
   *Swedbank AB Series A..................................  12,109    285,926
    Telefonaktiebolaget LM Ericsson AB Series B...........  52,689    612,839
                                                                   ----------
TOTAL SWEDEN..............................................          2,192,639
                                                                   ----------
SWITZERLAND -- (6.1%)
   *ABB, Ltd..............................................  17,548    376,172
   *Adecco SA.............................................   2,541    145,709
   *Aryzta AG.............................................   1,641     92,152
   *Baloise Holding AG....................................     817     73,934
    Credit Suisse Group AG................................  20,356    601,170
   *Credit Suisse Group AG Sponsored ADR..................     600     17,724
    Holcim, Ltd...........................................   7,487    582,782
    Lonza Group AG........................................     612     36,013
    Novartis AG ADR.......................................   1,759    119,295
    Sulzer AG.............................................     460     72,339
   *Swiss Life Holding AG.................................     855    128,646
   *Swiss Re, Ltd.........................................  11,082    823,923
    UBS AG................................................  44,034    764,767

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                         SHARES     VALUE++
                                                         -------- -----------
SWITZERLAND -- (Continued)
   *Zurich Insurance Group AG...........................    1,303 $   374,700
                                                                  -----------
TOTAL SWITZERLAND.......................................            4,209,326
                                                                  -----------
UNITED KINGDOM -- (20.6%)
   *Anglo American P.L.C................................   10,915     326,482
    Aviva P.L.C.........................................   64,363     375,001
    Barclays P.L.C......................................   32,832     157,628
    Barclays P.L.C. Sponsored ADR.......................   56,729   1,086,928
    BP P.L.C............................................   27,919     206,781
    BP P.L.C. Sponsored ADR.............................   51,341   2,285,701
   #Carnival P.L.C. ADR.................................    7,600     306,888
   *Eurasian Natural Resources Corp. P.L.C..............    2,074      10,842
    HSBC Holdings P.L.C.................................   39,336     447,318
  #*HSBC Holdings P.L.C. Sponsored ADR..................   14,066     799,793
   *International Consolidated Airlines Group SA........   36,571     123,132
    Investec P.L.C......................................   15,846     115,972
   *Kazakhmys P.L.C.....................................    3,739      43,277
   *Kingfisher P.L.C....................................   80,602     344,441
   *Lloyds Banking Group P.L.C..........................  468,283     383,295
   *Lloyds Banking Group P.L.C. Sponsored ADR...........   72,725     239,265
   *Mondi P.L.C.........................................    6,178      73,196
   *Old Mutual P.L.C....................................  102,235     303,506
   *Pearson P.L.C. Sponsored ADR........................    7,740     146,905
   *Resolution, Ltd.....................................   25,787     107,112
   *Rexam P.L.C.........................................    9,166      68,140
   *Royal Bank of Scotland Group P.L.C..................   39,064     212,406
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR...    5,598      61,074
    Royal Dutch Shell P.L.C. ADR........................   28,341   2,060,958
    Sainsbury (J.) P.L.C................................   35,798     187,557
    Vedanta Resources P.L.C.............................    2,074      39,606
    Vodafone Group P.L.C................................   15,075      41,142
    Vodafone Group P.L.C. Sponsored ADR.................   89,953   2,457,516
   *William Morrison Supermarkets P.L.C.................   33,946     135,019
   *WPP P.L.C...........................................   11,741     184,858
    Xstrata P.L.C.......................................   44,047     829,234
                                                                  -----------
TOTAL UNITED KINGDOM....................................           14,160,973
                                                                  -----------
TOTAL COMMON STOCKS.....................................           65,622,633
                                                                  -----------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Porsche Automobil Holding SE........................    3,143     273,652
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13..................       37           8
   *Iberdrola SA Warrants 03/22/13......................       13           3
                                                                  -----------
TOTAL SPAIN.............................................                   11
                                                                  -----------
TOTAL RIGHTS/WARRANTS...................................                   11
                                                                  -----------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)     VALUE+
                                                         -------- -----------
SECURITIES LENDING COLLATERAL -- (4.2%)
 (S)@DFA Short Term Investment Fund.....................  172,861   2,000,000
    @Repurchase Agreement, Deutsche Bank Securities,
      Inc. 0.17%, 02/01/13 (Collateralized by FNMA
      3.500%, 11/01/42, valued at $920,534) to be
      repurchased at $902,488........................... $    902     902,484
                                                                  -----------
TOTAL SECURITIES LENDING COLLATERAL.....................            2,902,484
                                                                  -----------

DFA INTERNATIONAL VALUE EX TOBACCO PORTFOLIO
CONTINUED

                                                             VALUE+
                                                           -----------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $69,469,479)^^................................... $68,798,780
                                                           ===========

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                  -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ----------- ----------- ------- -----------
   Common Stocks
      Australia..................          -- $ 3,691,862   --    $ 3,691,862
      Austria....................          --     164,568   --        164,568
      Belgium....................          --     723,880   --        723,880
      Canada..................... $ 7,126,571          --   --      7,126,571
      Denmark....................          --   1,059,370   --      1,059,370
      Finland....................          --     367,492   --        367,492
      France.....................     691,875   5,662,510   --      6,354,385
      Germany....................     703,454   4,856,607   --      5,560,061
      Greece.....................          --      67,456   --         67,456
      Hong Kong..................          --   1,323,731   --      1,323,731
      Ireland....................      12,740      39,035   --         51,775
      Israel.....................      41,833     255,182   --        297,015
      Italy......................          --     813,852   --        813,852
      Japan......................     798,820  12,200,000   --     12,998,820
      Netherlands................     106,392   2,048,135   --      2,154,527
      New Zealand................          --      25,713   --         25,713
      Norway.....................          --     593,545   --        593,545
      Portugal...................          --      24,480   --         24,480
      Singapore..................          --     659,795   --        659,795
      Spain......................          --   1,000,797   --      1,000,797
      Sweden.....................          --   2,192,639   --      2,192,639
      Switzerland................     137,019   4,072,307   --      4,209,326
      United Kingdom.............   9,445,028   4,715,945   --     14,160,973
   Preferred Stocks
      Germany....................          --     273,652   --        273,652
   Rights/Warrants
      Spain......................          --          11   --             11
   Securities Lending Collateral.          --   2,902,484   --      2,902,484
                                  ----------- -----------   --    -----------
   TOTAL......................... $19,063,732 $49,735,048   --    $68,798,780
                                  =========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                  INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES VALUE++
                                                           ------ --------
COMMON STOCKS -- (93.0%)
AUSTRALIA -- (7.1%)
   *Adelaide Brighton, Ltd................................  5,540 $ 19,587
   *AGL Energy, Ltd.......................................    735   11,819
    ALS, Ltd..............................................    914   10,746
   *Alumina, Ltd.......................................... 44,744   51,688
   *Amalgamated Holdings, Ltd.............................     26      207
   *Amcor, Ltd............................................  5,257   46,051
   *AMP, Ltd.............................................. 11,277   62,600
    APA Group, Ltd........................................  5,348   32,180
   *ARB Corp., Ltd........................................    474    5,882
   *Asciano Group, Ltd....................................  9,982   50,353
   *ASX, Ltd..............................................  1,283   46,871
    Atlas Iron, Ltd....................................... 19,416   30,095
   *Aurizon Holdings, Ltd.................................  2,267    9,394
   *Ausdrill, Ltd.........................................  2,610    8,169
    Australia & New Zealand Banking Group, Ltd............  9,549  265,211
   *Australian Agricultural Co., Ltd......................  3,652    4,648
   *Automotive Holdings Group, Ltd........................  6,624   24,899
   *AWE, Ltd..............................................  4,181    5,566
    Bank of Queensland, Ltd...............................  5,501   47,256
   *Beach Energy, Ltd..................................... 26,181   39,002
   *Bendigo & Adelaide Bank, Ltd..........................  6,127   58,939
   *BHP Billiton, Ltd. Sponsored ADR......................  1,812  142,641
   *BlueScope Steel, Ltd..................................  7,228   25,550
   *Boart Longyear, Ltd...................................  3,694    7,933
   *Boral, Ltd............................................ 11,594   59,442
   *Bradken, Ltd..........................................  2,878   18,779
   *Brambles, Ltd.........................................  2,085   17,611
   *Breville Group, Ltd...................................    823    5,826
    Brickworks, Ltd.......................................    483    6,352
   *Cabcharge Australia, Ltd..............................    849    4,353
   *Caltex Australia, Ltd.................................    572   11,606
   *Cardno, Ltd...........................................    872    6,193
   *Coca-Cola Amatil, Ltd.................................  2,555   36,875
   *Cochlear, Ltd.........................................     77    6,480
   *Commonwealth Bank of Australia NL.....................  2,307  155,202
   *Computershare, Ltd....................................    596    6,518
    CSR, Ltd..............................................  9,886   20,850
   *David Jones, Ltd......................................  9,008   23,539
   *Decmil Group, Ltd.....................................    910    2,367
    Domino's Pizza Enterprises, Ltd.......................    508    5,488
   *Downer EDI, Ltd....................................... 10,543   49,427
    DUET Group............................................  3,731    8,559
   *DuluxGroup, Ltd.......................................  1,487    6,393
   *Emeco Holdings, Ltd...................................  7,304    4,690
   *Energy Resources of Australia, Ltd....................  3,419    4,948
   *Envestra, Ltd.........................................  8,770    8,923
   *Evolution Mining, Ltd.................................  3,686    5,966
   *Fairfax Media, Ltd.................................... 17,894   10,099
   *Fleetwood Corp., Ltd..................................    779    8,351
   *Flight Centre, Ltd....................................    183    5,802
   *Fortescue Metals Group, Ltd...........................  2,735   13,415
   *Goodman Fielder, Ltd.................................. 27,087   18,822
   *GUD Holdings, Ltd.....................................    576    5,013
   *GWA Group, Ltd........................................  2,755    7,234
   *Harvey Norman Holdings, Ltd........................... 16,774   34,349
   *Hills Holdings, Ltd...................................  5,705    5,412
   *iiNET, Ltd............................................  1,156    5,513
   *Iluka Resources, Ltd..................................    784    7,947

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
AUSTRALIA -- (Continued)
   *Imdex, Ltd............................................  3,611 $  6,860
    Incitec Pivot, Ltd.................................... 17,153   57,843
   *Independence Group NL.................................  6,088   28,017
   *Insurance Australia Group, Ltd........................  9,014   47,163
   *IOOF Holdings, Ltd....................................  1,398   12,016
   *James Hardie Industries P.L.C.........................    590    6,269
   *JB Hi-Fi, Ltd.........................................  2,333   24,127
   *Kingsgate Consolidated, Ltd...........................  1,033    4,347
   *Leighton Holdings, Ltd................................    284    6,140
   *Lend Lease Group NL...................................  3,522   38,072
   *Linc Energy, Ltd......................................  4,464   11,369
   *M2 Telecommunications Group, Ltd......................  1,303    5,972
   *Macmahon Holdings, Ltd................................ 25,813    7,292
    Macquarie Group, Ltd..................................  2,712  109,075
   *Medusa Mining, Ltd....................................    788    4,079
   *Mermaid Marine Australia, Ltd.........................  1,521    6,450
   *Mincor Resources NL...................................  3,984    3,887
   *Mineral Deposits, Ltd.................................    291    1,242
   *Mineral Resources, Ltd................................    966   10,404
   *Monadelphous Group, Ltd...............................    371   10,313
   *Mortgage Choice, Ltd..................................  2,795    5,382
   *Mount Gibson Iron, Ltd................................  6,936    6,064
   *Myer Holdings, Ltd....................................  9,858   25,651
    National Australia Bank, Ltd.......................... 10,506  300,206
   *New Hope Corp., Ltd...................................  1,554    6,892
   *NIB Holdings, Ltd.....................................  3,044    6,951
   *NRW Holdings, Ltd.....................................  2,329    4,667
   *Nufarm, Ltd...........................................  5,456   31,726
   *Oil Search, Ltd.......................................  1,521   11,615
   *Orica, Ltd............................................    685   18,317
   *Origin Energy, Ltd....................................  8,403  110,392
   *OZ Minerals, Ltd......................................  5,200   37,711
   *Pacific Brands, Ltd................................... 10,633    7,768
   *Paladin Energy, Ltd...................................  6,034    7,226
   *PanAust, Ltd..........................................  2,207    6,814
   *Panoramic Resources, Ltd..............................  8,102    4,284
   *Platinum Asset Mangement, Ltd.........................  1,362    6,870
   *Premier Investments, Ltd..............................  2,662   20,709
   *Qantas Airways, Ltd................................... 17,104   27,341
   *QBE Insurance Group, Ltd..............................  3,717   46,293
   *RCR Tomlinson, Ltd....................................  2,571    6,041
   *REA Group, Ltd........................................    281    6,033
   *Resolute Mining, Ltd.................................. 13,592   18,842
   *Retail Food Group, Ltd................................  1,521    5,387
   *Ridley Corp., Ltd.....................................  4,192    5,154
   *Rio Tinto, Ltd........................................  1,666  115,706
   *Roc Oil Co., Ltd...................................... 10,956    5,498
   *SAI Global, Ltd.......................................  1,440    6,714
   *Santos, Ltd...........................................  7,089   88,557
   *Seek, Ltd.............................................    814    7,128
   *Senex Energy, Ltd.....................................  6,838    4,863
   *Seven Group Holdings, Ltd.............................    861    8,652
   *Seven West Media, Ltd.................................  4,802   10,527
   *Shopping Centres Australasia Property Group...........    149      253
   *Sigma Pharmaceuticals, Ltd............................ 13,346    9,279
   *Silver Lake Resources, Ltd............................  1,410    3,757
   *Sims Metal Management, Ltd............................  1,308   12,821
   *SMS Management & Technology, Ltd......................    974    4,849
   *Sonic Healthcare, Ltd.................................  3,303   47,067
   *Southern Cross Media Group, Ltd....................... 14,928   18,490
    SP Ausnet, Ltd........................................  5,579    6,697

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
AUSTRALIA -- (Continued)
   *Spark Infrastructure Group, Ltd.......................  4,211 $    7,710
   *St. Barbara, Ltd...................................... 10,906     16,331
   *Suncorp Group, Ltd....................................  7,011     77,703
   *Super Retail Group, Ltd...............................    959     10,665
    Sydney Airport, Ltd...................................  1,422      4,710
   *Telstra Corp., Ltd....................................  8,140     39,072
   *Toll Holdings, Ltd....................................  7,212     39,756
   *Tox Free Solutions, Ltd...............................  1,722      6,022
   *TPG Telecom, Ltd......................................  2,043      5,818
   *Transfield Services, Ltd..............................  3,694      6,880
   *Transpacific Industries Group, Ltd....................  6,953      5,733
    Transurban Group, Ltd.................................  5,670     36,087
   *Troy Resources, Ltd...................................    443      1,574
   *UGL, Ltd..............................................  1,472     17,078
   *UXC, Ltd..............................................  5,386      6,067
   *Village Roadshow, Ltd.................................  1,286      6,080
   *Virgin Australia Holdings, Ltd........................ 10,043      4,508
   *Wesfarmers, Ltd.......................................  3,542    138,999
   *Western Areas, Ltd....................................  1,770      8,092
    Westpac Banking Corp.................................. 10,823    316,624
   *Woodside Petroleum, Ltd...............................  1,457     53,971
   *Woolworths, Ltd.......................................  1,565     50,984
   *WorleyParsons, Ltd....................................    277      7,304
                                                                  ----------
TOTAL AUSTRALIA...........................................         3,959,530
                                                                  ----------
AUSTRIA -- (0.7%)
   *AMAG Austria Metall AG................................    131      4,289
   *Andritz AG............................................    199     13,092
    Atrium European Real Estate, Ltd......................  1,115      6,891
   *Erste Group Bank AG...................................  1,575     52,997
   *Flughafen Wien AG.....................................    159      9,797
   *Immofinanz AG.........................................  9,120     39,953
   *Kapsch TrafficCom AG..................................     86      5,340
   *Lenzing AG............................................    329     33,578
   *Mayr-Melnhof Karton AG................................    246     29,161
   *Oesterreichischen Post AG.............................    139      6,082
   *OMV AG................................................  1,290     53,142
   *Raiffeisen Bank International AG......................    299     13,428
   *RHI AG................................................    214      7,838
   *S IMMO AG.............................................    785      4,986
   *Schoeller-Bleckmann Oilfield Equipment AG.............     49      4,909
   *Telekom Austria AG....................................    906      6,716
   *Uniqa Versicherungen AG...............................    491      7,036
   *Vienna Insurance Group AG Wiener Versicherung Gruppe..    591     31,225
   *Voestalpine AG........................................  1,468     53,824
   *Wienerberger AG.......................................    956      9,777
   *Zumtobel AG...........................................    469      6,760
                                                                  ----------
TOTAL AUSTRIA.............................................           400,821
                                                                  ----------
BELGIUM -- (1.0%)
   *Ackermans & van Haaren NV.............................    357     33,132
   *Ageas NV..............................................  3,374    111,443
   *Agfa-Gevaert NV.......................................  3,068      6,211
   *Arseus NV.............................................    268      6,273
   *Barco NV..............................................     89      7,073
   *Bekaert NV............................................    171      5,142
    Belgacom SA...........................................  1,144     34,900
   *Colruyt SA............................................    110      5,335
   *Compagnie d'Entreprises SA............................    102      6,322
   *Delhaize Group SA Sponsored ADR.......................  1,388     65,722
   *D'ieteren SA/NV.......................................    180      7,969

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
BELGIUM -- (Continued)
   *Elia System Operator SA...............................    148 $  6,910
   *EVS Broadcast Equipment SA............................    140    8,351
   *Ion Beam Applications SA..............................    595    4,825
   *KBC Groep NV..........................................  1,775   69,875
   *Nyrstar NV............................................    704    4,085
   *Sipef NV..............................................     26    2,265
   *Solvay SA.............................................    442   69,444
   *Tessenderlo Chemie NV.................................    188    6,545
   *ThromboGenics NV......................................    132    6,877
   *Umicore SA............................................  1,433   74,557
   *Van de Velde NV.......................................     43    2,101
                                                                  --------
TOTAL BELGIUM.............................................         545,357
                                                                  --------
CANADA -- (10.4%)
    Aecon Group, Inc......................................    500    5,955
    AG Growth International, Inc..........................    200    6,575
   *AGF Management, Ltd. Class B..........................    600    6,762
    Agnico-Eagle Mines, Ltd...............................    398   18,240
    Agrium, Inc...........................................    498   56,518
    Aimia, Inc............................................  3,000   48,215
   *Alacer Gold Corp......................................  1,800    8,211
   *Alamos Gold, Inc......................................    300    4,611
   *Alexco Resource Corp..................................  1,285    5,448
    Algonquin Power & Utilities Corp......................  2,900   21,312
   *Alimentation Couche-Taro, Inc. Class B................    400   19,515
    Alliance Grain Traders, Inc...........................    300    3,820
    AltaGas, Ltd..........................................  1,100   38,942
    ARC Resources, Ltd....................................    600   14,119
    Atco, Ltd. Class I....................................    100    8,392
   *Atrium Innovations, Inc...............................    500    6,442
   *ATS Automation Tooling System, Inc....................  3,200   30,960
   *AuRico Gold, Inc......................................  5,568   39,254
   *Aurizon Mines, Ltd....................................  1,173    5,443
    AutoCanada, Inc.......................................    400    7,050
    AvenEx Energy Corp....................................  1,500    3,715
   *B2Gold Corp...........................................  8,800   33,880
    Badger Daylighting, Ltd...............................    200    6,848
   *Bank of Montreal......................................  2,097  132,572
    Bank of Nova Scotia...................................  2,495  146,881
   *Bankers Petroleum, Ltd................................  2,000    6,156
    Barrick Gold Corp.....................................  3,677  117,370
    Baytex Energy Corp....................................    200    9,198
    Bce, Inc..............................................    201    8,928
    Bell Aliant, Inc......................................    300    7,811
   *Bellatrix Exploration, Ltd............................  1,300    6,556
   *Birchcliff Energy, Ltd................................    800    5,855
    Black Diamond Group, Ltd..............................  1,000   21,937
   *BlackPearl Resources, Inc............................. 10,600   32,946
   *Bombardier, Inc. Class B..............................  7,900   30,970
    Bonavista Energy Corp.................................  1,800   24,327
    Brookfield Asset Management, Inc. Class A.............  1,100   40,597
    Brookfield Office Properties, Inc.....................  1,167   19,224
   *Brookfield Residential Properties, Inc................  1,500   30,015
    Calfrac Well Services, Ltd............................    300    7,712
   *Calvalley Petroleums, Inc. Class A....................  2,300    4,796
    Cameco Corp...........................................  1,902   40,988
   *Canada Lithium Corp...................................    500      436
    Canadian Imperial Bank of Commerce....................    400   33,344
   *Canadian National Railway Co..........................    599   57,300
    Canadian Natural Resources, Ltd.......................  4,995  150,949
   *Canadian Oil Sands, Ltd...............................    900   18,940

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
CANADA -- (Continued)
    Canadian Pacific Railway, Ltd.........................   100  $11,553
   *Canadian Tire Corp. Class A...........................   800   55,681
    Canadian Utilities, Ltd. Class A......................   100    7,645
    Canadian Western Bank................................. 1,100   34,012
   *Canam Group, Inc. Class A.............................   200    1,307
    CanElson Drilling, Inc................................ 1,100    5,349
    Canexus Corp..........................................   600    5,570
   *Canfor Corp...........................................   700   12,900
   *Canyon Services Group, Inc............................   500    5,539
    Capital Power Corp....................................   400    9,304
   *Capstone Mining Corp.................................. 4,600   11,392
   *Catamaran Corp........................................   298   15,463
   *CCL Industries, Inc. Class B..........................   785   41,973
   *Celestica, Inc........................................ 4,889   38,134
   *Cenovus Energy, Inc................................... 1,297   43,112
    Centerra Gold, Inc.................................... 1,200   10,900
   *CGI Group, Inc........................................   400   10,732
   *China Gold International Resources Corp., Ltd......... 1,300    4,549
    Cineplex, Inc.........................................   300    9,625
    CML HealthCare, Inc...................................   200    1,408
    Cogeco Cable, Inc.....................................   300   12,846
    Cogeco, Inc...........................................   175    6,988
    Colabor Group, Inc....................................   500    3,790
   *Computer Modelling Group, Ltd.........................   300    6,605
   *Constellation Software, Inc...........................   100   12,532
    Corus Entertainment, Inc. Class B.....................   700   17,504
    Cott Corp.............................................   799    7,239
    Crescent Point Energy Corp............................ 1,141   44,135
   *Crew Energy, Inc......................................   800    4,772
   *Crocotta Energy, Inc.................................. 1,600    4,219
   *Davis & Henderson Corp................................   929   20,258
   *Denison Mines Corp.................................... 3,500    4,807
   *Descartes Systems Group, Inc. (The)...................   100      942
   *DHX Media, Ltd........................................ 1,100    2,294
   *Dollarama, Inc........................................   300   18,251
    Dorel Industries, Inc. Class B........................   900   35,895
   *Dundee Precious Metals, Inc...........................   800    7,122
   *Eastern Platinum, Ltd................................. 7,000    1,369
   *Eldorado Gold Corp.................................... 4,090   45,808
   *Empire Co., Ltd. Class A..............................   465   28,057
    Enbridge Income Fund Holdings, Inc....................   100    2,543
    Enbridge, Inc......................................... 1,000   43,964
   *Encana Corp...........................................   400    7,744
   *Endeavour Silver Corp.................................   598    4,108
    Enerplus Corp......................................... 3,595   48,353
    Enghouse Systems, Ltd.................................   200    3,601
    Ensign Energy Services, Inc........................... 1,000   17,084
    Essential Energy Services, Ltd........................ 2,400    5,125
    Exchange Income Corp..................................   200    5,542
   *Fairfax Financial Holdings, Ltd.......................   100   35,893
   *Finning International, Inc............................   500   12,803
    First Capital Realty, Inc.............................   300    5,685
   *First Majestic Silver Corp............................   299    5,454
   *First Quantum Minerals, Ltd........................... 3,300   66,536
   *FirstService Corp.....................................   200    5,880
    Fortis, Inc...........................................   300   10,419
   *Fortuna Silver Mines, Inc............................. 1,312    5,458
    Genivar, Inc..........................................   300    6,304
    Genworth MI Canada, Inc...............................   479   11,579
    George Weston, Ltd....................................   300   21,614
    Gibson Energy, Inc....................................   500   12,593

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES VALUE++
                                                            ------ --------
CANADA -- (Continued)
    Gildan Activewear, Inc.................................   200  $  7,362
    GMP Capital, Inc....................................... 1,000     6,878
    Goldcorp, Inc.......................................... 3,698   130,502
   *Gran Tierra Energy, Inc................................ 2,706    14,423
   *Great Panther Silver, Ltd..............................   753     1,140
   Great-West Lifeco, Inc.................................. 1,300    33,758
   *Guyana Goldfields, Inc................................. 1,700     5,761
   *Harry Winston Diamond Corp............................. 2,408    35,566
    Heroux-Devtek, Inc.....................................   200     1,861
    Horizon North Logistics, Inc...........................   700     4,239
   *HudBay Minerals, Inc................................... 2,840    33,001
    Husky Energy, Inc......................................   900    28,063
    IAMGOLD Corp........................................... 4,292    35,409
    IGM Financial, Inc.....................................   200     8,723
   *Imperial Metals Corp...................................   400     5,382
   *Imperial Oil, Ltd......................................   302    13,273
    Industrial Alliance Insurance & Financial Services,
      Inc.................................................. 1,000    34,941
    Inmet Mining Corp......................................   600    43,313
    Intact Financial Corp..................................   900    59,248
   *International Forest Products, Ltd. Class A............   800     7,034
    International Minerals Corp............................ 1,000     4,642
   *Ithaca Energy, Inc..................................... 2,600     5,292
    Just Energy Group, Inc................................. 1,302    12,955
    Keyera Corp............................................   200    10,407
    Killam Properties, Inc.................................   400     5,214
   *Kinross Gold Corp...................................... 9,462    77,872
   *Lake Shore Gold Corp................................... 5,500     4,742
    Laurentian Bank of Canada..............................   800    35,372
   *Legacy Oil & Gas, Inc.................................. 1,183     8,231
    Leisureworld Senior Care Corp..........................   400     5,077
    Linamar Corp...........................................   900    23,100
    Loblaw Cos., Ltd.......................................   500    20,082
   *Lundin Mining Corp..................................... 5,700    29,317
    Magna International, Inc............................... 1,899    99,223
   *Major Drilling Group International, Inc................   600     5,961
    Manitoba Telecom Services, Inc.........................   200     6,655
    Manulife Financial Corp................................ 8,091   116,753
   *Maple Leaf Foods, Inc..................................   800    10,291
   *Martinrea International, Inc...........................   700     6,337
   *MBAC Fertilizer Corp................................... 1,200     4,163
    Medical Facilities Corp................................   400     5,795
   *MEG Energy Corp........................................   500    17,089
   *Methanex Corp..........................................   698    25,027
   *Metro, Inc.............................................   200    12,416
    Morneau Shepell, Inc...................................   400     5,194
   *MTY Food Group, Inc....................................   100     2,485
    Mullen Group, Ltd......................................   600    13,818
    National Bank of Canada................................   800    63,621
    Nevsun Resources, Ltd.................................. 1,578     6,596
   *New Gold, Inc..........................................   897     8,701
   *New Millennium Iron Corp............................... 2,000     2,306
    Newalta Corp...........................................   400     6,437
   *Niko Resources, Ltd....................................   400     4,175
   *Nordion, Inc...........................................   800     5,648
   *North American Palladium, Ltd.......................... 3,301     5,527
    North West Co., Inc. (The).............................   468    10,858
   *Nuvista Energy, Ltd.................................... 1,000     5,244
   *OceanaGold Corp........................................ 2,149     5,861
   *Onex Corp..............................................   200     8,715
   *Open Text Corp.........................................   298    17,388
   *Osisko Mining Corp..................................... 5,126    35,513

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
CANADA -- (Continued)
   *Pace Oil & Gas, Ltd................................... 1,700  $  5,488
    Pacific Rubiales Energy Corp.......................... 1,517    35,393
   *Paladin Labs, Inc.....................................   400    17,742
    Pan American Silver Corp.............................. 2,995    52,442
   *Paramount Resources, Ltd. Class A.....................   200     6,497
   *Parex Resources, Inc.................................. 2,921    16,693
    Parkland Fuel Corp....................................   300     5,964
   *Pason Systems, Inc.................................... 1,400    23,876
    Pembina Pipeline Corp................................. 2,099    61,039
    Pengrowth Energy Corp................................. 4,002    18,289
    Penn West Petroleum, Ltd.............................. 2,297    23,246
   *PetroBakken Energy, Ltd............................... 1,484    13,094
   *Petrobank Energy & Resources, Ltd.....................   800       690
    Petrominerales, Ltd...................................   700     6,232
    Peyto Exploration & Development Corp..................   400     9,232
    PHX Energy Services Corp..............................   600     5,697
   *Potash Corp. of Saskatchewan, Inc..................... 1,196    50,830
    Precision Drilling Corp............................... 5,071    46,400
    Premium Brands Holdings Corp..........................   100     1,724
   *Primero Mining Corp...................................   700     4,347
    Progressive Waste Solutions, Ltd......................   900    19,989
    Quebecor, Inc. Class B................................   400    16,860
   *Reitmans Canada, Ltd. Class A......................... 2,100    26,508
   *Research In Motion, Ltd............................... 4,089    53,075
   *RMP Energy, Inc.......................................   900     2,996
    Rocky Mountain Dealerships, Inc.......................   200     2,478
   *Rogers Communications, Inc............................   800    37,192
    Rogers Sugar, Inc.....................................   800     5,101
   *Royal Bank of Canada.................................. 1,298    80,904
   *Russel Metals, Inc.................................... 1,300    36,521
   *Santonia Energy, Inc.................................. 3,200     4,235
   *Saputo, Inc...........................................   400    19,892
   *Scorpio Mining Corp................................... 4,800     4,764
    SEMAFO, Inc........................................... 2,200     6,154
   *Shaw Communications, Inc. Class B..................... 1,597    37,402
    Sherritt International Corp........................... 3,558    20,976
    Shoppers Drug Mart Corp............................... 1,000    41,508
   *Silver Standard Resources, Inc........................ 2,399    28,908
    Silver Wheaton Corp...................................   199     6,935
   *SNC-Lavalin Group, Inc................................   200     8,933
   *Southern Pacific Resource Corp........................ 1,607     1,933
   *SouthGobi Resources, Ltd..............................   800     1,845
    Sprott Resource Corp.................................. 1,300     5,917
    Stantec, Inc..........................................   300    12,225
    Stella-Jones, Inc.....................................   100     7,571
    Student Transportation, Inc...........................   700     4,543
    Sun Life Financial, Inc............................... 2,498    72,792
    Suncor Energy, Inc.................................... 6,892   234,466
    Talisman Energy, Inc.................................. 8,678   108,649
   *Taseko Mines, Ltd..................................... 7,200    23,894
    Teck Resources, Ltd. Class B.......................... 2,989   109,069
   *Telus Corp. Non-Voting................................   100     6,728
   *Thompson Creek Metals Co., Inc........................ 6,318    25,714
    Thomson Reuters Corp. ADR............................. 1,895    58,063
   *Tim Hortons, Inc......................................   200    10,030
   *Toronto-Dominion Bank (The)........................... 3,197   267,077
   *Tourmaline Oil Corp...................................   300    10,181
    Transalta Corp........................................ 2,695    43,336
    TransCanada Corp. ADR................................. 1,695    80,292
    Transcontinental, Inc. Class A........................   500     5,820
    TransForce, Inc.......................................   500    11,104

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
   *TransGlobe Energy Corp................................   500  $    4,280
    Trican Well Service, Ltd.............................. 3,200      43,794
    Trilogy Energy Corp...................................   200       5,683
    Trinidad Drilling, Ltd................................ 2,600      18,769
   *Turquoise Hill Resources, Ltd......................... 1,698      13,160
    Twin Butte Energy, Ltd................................ 1,700       4,534
   *Uranium One, Inc...................................... 3,800      10,363
    Veresen, Inc.......................................... 1,700      21,885
    Vermilion Energy, Inc.................................   100       5,129
    West Fraser Timber Co., Ltd...........................   300      24,084
    Western Energy Services Corp..........................   700       5,201
    Westshore Terminals Investment Corp...................   200       5,731
   *Whistler Blackcomb Holdings, Inc......................   500       6,341
   *Whitecap Resources, Inc............................... 1,255      12,042
    Wi-Lan, Inc........................................... 1,001       4,556
    Yamana Gold, Inc...................................... 3,097      50,636
    Zargon Oil & Gas, Ltd.................................   600       4,752
                                                                  ----------
TOTAL CANADA..............................................         5,794,310
                                                                  ----------
COLOMBIA -- (0.0%)
   *Platino Energy Corp...................................   900       1,245
                                                                  ----------
DENMARK -- (0.9%)
   *Ambu A.S. Series B....................................    73       2,081
    Chr. Hansen Holding A.S...............................   907      32,082
    Coloplast A.S. Series B...............................   115       6,067
   *D/S Norden A.S........................................   190       5,834
   *Danske Bank A.S....................................... 3,032      58,100
   *DSV A.S............................................... 1,364      34,969
   *East Asiatic Co., Ltd. A.S............................   260       5,142
   *FLSmidth & Co. A.S....................................   827      51,241
   *Genmab A.S............................................   360       6,427
   *GN Store Nord A.S..................................... 3,842      62,513
   *H. Lundbeck A.S.......................................   312       4,934
   *IC Companys A.S.......................................   172       3,998
   *Jyske Bank A.S........................................   656      21,328
   *NKT Holding A.S.......................................   515      18,210
   *Novozymes A.S. Series B...............................   454      14,878
   *Pandora A.S...........................................   866      21,399
   *Ringkjoebing Landbobank A.S...........................    60       9,070
   *Rockwool International A.S. Series B..................   254      30,438
   *SimCorp A.S...........................................   112      26,813
   *Solar Holdings A.S. Series B..........................    75       3,483
   *Sydbank A.S...........................................   831      16,379
   *TDC A.S............................................... 3,629      27,813
   *Topdanmark A.S........................................    95      20,835
   *Tryg A.S..............................................   234      18,389
    United International Enterprises A.S..................    25       4,557
   *Vestas Wind Systems A.S............................... 1,632       9,895
   *Zealand Pharma A.S....................................    82       1,416
                                                                  ----------
TOTAL DENMARK.............................................           518,291
                                                                  ----------
FINLAND -- (1.4%)
   *Aktia Oyj Series A....................................    75         627
   *Amer Sports Oyj....................................... 1,192      18,988
   *Cargotec Oyj Series B.................................   478      13,465
   *Citycon Oyj...........................................   324       1,083
   *Elisa Oyj............................................. 1,061      25,229
   *Fiskars Oyj Abp.......................................   676      17,350
   *Fortum Oyj............................................ 2,230      41,727
   *Huhtamaki Oyj......................................... 2,142      38,875

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
FINLAND -- (Continued)
   *KCI Konecranes Oyj....................................    191 $  6,424
   *Kemira Oyj............................................  2,424   38,402
   *Kesko Oyj Series A....................................     23      765
   *Kesko Oyj Series B....................................  1,377   45,059
   *Kone Oyj Series B.....................................    548   45,207
   *Lassila & Tikanoja Oyj................................     12      199
   *Mesta Board Oyj.......................................  6,782   22,564
   *Neste Oil Oyj.........................................  1,775   28,329
   *Nokian Renkaat Oyj....................................    555   23,864
   *Outokumpu Oyj......................................... 10,481   10,850
   *Outotec Oyj...........................................    178   11,196
   *PKC Group Oyj.........................................    180    4,092
   *Pohjola Bank P.L.C. Series A..........................  2,003   34,264
   *Poyry Oyj.............................................    493    2,108
   *Raisio P.L.C. Series V................................    980    4,214
   *Ramirent Oyj..........................................    806    7,827
   *Rautaruukki Oyj Series K..............................    792    5,697
   *Sampo Oyj Series A....................................  2,075   74,489
   *Stockmann Oyj Abp Series B............................    240    4,717
   *Stora Enso Oyj Series R...............................  8,571   61,126
   *Tieto Oyj.............................................    700   15,568
   *Tikkurila Oyj.........................................    887   18,970
   *UPM-Kymmene Oyj.......................................  6,906   84,440
   *Uponor Oyj Series A...................................    843   11,803
   *Vacon Oyj.............................................     61    3,626
   *Wartsila OYJ Abp......................................    228   10,835
   *Yit Oyj...............................................  1,899   41,827
                                                                  --------
TOTAL FINLAND.............................................         775,806
                                                                  --------
FRANCE -- (6.7%)
   *Accor SA..............................................    674   26,309
   *Aeroports de Paris SA.................................    103    8,490
   *Air Liquide SA........................................    393   50,175
   *Alten SA..............................................    896   34,438
   *Altran Technologies SA................................    818    6,189
   *April SA..............................................    120    2,558
   *Arkema SA.............................................    525   59,524
   *AtoS SA...............................................    526   38,447
   *AXA SA................................................  7,765  143,768
   *Beneteau SA...........................................    497    5,546
   *bioMerieux SA.........................................     52    4,965
   *BNP Paribas SA........................................  4,542  284,983
   *Boiron SA.............................................     41    1,746
   *Bonduelle SCA.........................................     55    5,769
   *Bongrain SA...........................................     84    5,592
   *Bourbon SA............................................  1,380   42,100
   *Boursorama SA.........................................    343    2,898
   *Bull SA...............................................  1,718    7,578
   *Bureau Veritas SA.....................................     65    7,780
   *Cap Gemini SA.........................................  1,983   95,561
   *Carrefour SA..........................................  2,180   62,152
   *Casino Guichard Perrachon SA..........................    533   52,196
   *Christian Dior SA.....................................    198   34,576
   *Cie de Saint-Gobain SA................................  3,683  151,551
   *Cie Generale de Geophysique - Veritas SA..............  2,028   58,750
   *Cie Generale des Etablissements Michelin SA Series B..  1,264  117,556
   *Cie Generale D'Optique Essilor Intenational SA........    522   53,207
   *Club Mediterranee SA..................................    316    5,986
   *CNP Assurances SA.....................................  1,119   18,499
   *Credit Agricole SA....................................  8,645   85,454
   *Danone SA.............................................    734   50,847

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
FRANCE -- (Continued)
   *Dassault Systemes SA..................................   309  $ 34,358
   *Derichebourg SA....................................... 1,773     8,619
   *Edenred SA............................................   930    29,802
   *Eiffage SA............................................   580    26,030
    Electricite de France SA..............................   641    12,306
   *Eramet SA.............................................    67     9,506
   *Esso SA Francaise.....................................    70     5,609
   *Establissements Maurel et Prom SA.....................   594    10,970
   *Euler Hermes SA.......................................   256    22,834
   *European Aeronautic Defence & Space Co. SA............   347    16,268
   *Eutelsat Communications SA............................   356    12,229
   *Faiveley Transport SA.................................    74     5,067
   *Faurecia SA........................................... 1,181    20,811
   *France Telecom SA..................................... 5,710    64,847
   *GDF Suez SA........................................... 3,536    72,536
   *Gemalto NV............................................   107     9,524
   *GFI Informatique SA...................................    32       132
   *Groupe Eurotunnel SA.................................. 4,202    35,731
   *Groupe Steria SCA.....................................   490     9,102
   *Havas SA.............................................. 4,264    27,909
   *Iliad SA..............................................    33     6,114
   *Imerys SA.............................................   256    16,929
   *Ipsen SA..............................................   120     4,222
   *Ipsos SA..............................................   292    11,639
   *JCDecaux SA...........................................   547    15,278
   *Lagardere SCA......................................... 1,792    64,773
   *Legrand SA............................................   319    14,472
   *Lisi SA...............................................    72     6,352
   *L'Oreal SA............................................   327    48,557
   *M6 Metropole Television SA............................   396     6,627
   *Manitou BF SA.........................................   323     5,757
   *Medica SA.............................................   617    11,750
   *Natixis SA............................................ 7,966    31,564
   *Neopost SA............................................   763    43,552
   *Nexans SA.............................................   447    23,151
   *Nexity SA.............................................   212     6,470
   *Orpea SA..............................................   269    11,473
   *PagesJaunes Groupe SA................................. 2,755    10,666
   *Peugeot SA............................................ 1,851    14,427
   *Plastic Omnium SA.....................................   187     7,314
   *PPR SA................................................   304    65,380
   *Publicis Groupe SA....................................   335    21,922
   *Rallye SA.............................................   154     5,442
   *Rexel SA.............................................. 1,490    31,684
   *Rubis SCA.............................................   229    16,590
   *SA des Ciments Vicat..................................   120     7,650
   *Saft Groupe SA........................................   600    16,206
   *SCOR SE............................................... 2,236    64,376
   *SEB SA................................................   103     8,234
   *Sechilienne SA........................................   293     5,974
   *SES SA................................................   408    12,486
   *Societe BIC SA........................................   264    35,523
   *Societe Generale SA................................... 2,829   127,745
   *Societe Television Francaise 1 SA..................... 1,514    18,276
   *Sodexo SA.............................................   127    11,321
    STMicroelectronics NV................................. 5,110    44,175
   *STMicroelectronics NV ADR............................. 3,197    27,590
   *Suez Environnement SA.................................   940    12,430
   *Technip SA............................................   466    50,458
   *Teleperformance SA.................................... 1,028    40,962
   *Tessi SA..............................................    32     3,547

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
FRANCE -- (Continued)
    Total SA..............................................    481 $   26,066
    Total SA Sponsored ADR................................  6,978    378,836
   *UbiSoft Entertainment SA..............................  1,841     17,761
   *Valeo SA..............................................  1,042     56,149
   *Vallourec SA..........................................  1,368     74,228
   *Veolia Environnement SA ADR...........................  1,130     14,351
   *Vilmorin & Cie SA.....................................    173     22,768
   *Vinci SA..............................................    984     50,089
   *Virbac SA.............................................     20      4,476
   *Vivendi SA............................................  5,141    110,097
   *Zodiac Aerospace SA...................................     92     10,072
                                                                  ----------
TOTAL FRANCE..............................................         3,713,331
                                                                  ----------
GERMANY -- (5.5%)
   *Aareal Bank AG........................................    823     19,606
   *Adidas-Salomon AG.....................................    707     65,657
   *ADVA Optical Networking SE............................    893      5,450
   *Aixtron SE............................................    678      9,270
   *Allianz SE............................................  1,967    281,451
   *Aurubis AG............................................    449     33,680
   *Axel Springer AG......................................    510     23,826
   *BASF SE...............................................    823     83,353
   *Bayerische Motoren Werke AG...........................  1,064    107,164
   *BayWa AG..............................................    111      5,533
   *Bechtle AG............................................    133      6,004
   *Bertrandt AG..........................................     60      6,605
   *Bijou Brigitte AG.....................................     49      4,856
   *Bilfinger SE..........................................    474     47,910
   *Borussia Dortmund GmbH & Co. KGaA.....................    655      2,725
   *Brenntag AG...........................................    242     34,454
   *CANCOM AG.............................................    323      6,369
   *Carl Zeiss Meditec AG.................................    183      5,975
   *Celesio AG............................................  1,151     20,906
   *Centrotec Sustainable AG..............................    278      5,840
   *Cewe Color Holding AG.................................     23      1,020
   *Comdirect Bank AG.....................................    334      3,928
   *Commerzbank AG........................................ 31,514     69,002
   *Continental AG........................................    779     91,423
   *CropEnergies AG.......................................    700      5,738
   *CTS Eventim AG........................................    140      5,005
   *Deutsche Bank AG......................................  4,149    214,337
   *Deutsche Boerse AG....................................    260     17,120
   *Deutsche Telekom AG...................................  8,847    108,686
   *Deutsche Wohnen AG....................................  1,401     26,973
   *Dialog Semiconductor P.L.C............................    252      4,494
   *Drillisch AG..........................................    407      6,675
   *Duerr AG..............................................     67      6,556
   *E.ON SE...............................................  5,238     91,079
   *ElreingKlinger AG.....................................    939     33,202
   *Euromicron AG.........................................    154      4,056
   *Fraport AG............................................    336     20,365
   *Freenet AG............................................  1,402     30,193
   *Fresenius Medical Care AG & Co. KGaA..................    414     29,182
   *GEA Group AG..........................................  1,574     57,031
   *Gerresheimer AG.......................................    391     20,103
   *GFK SE................................................    149      8,625
   *Gildemeister AG.......................................    651     16,037
   *Grammer AG............................................    258      6,899
   *GSW Immobilien AG.....................................    701     29,912
   *H&R AG................................................    304      5,083
   *Hannover Rueckversicherung AG.........................    609     49,165

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
GERMANY -- (Continued)
   *Heidelberger Druckmaschinen AG........................  3,341 $    7,165
   *Heidelberger Zement AG................................  1,172     73,880
   *Henkel AG & Co. KGaA..................................    241     17,877
   *Hochtief AG...........................................    442     28,843
   *Indus Holding AG......................................    170      5,316
   *Infineon Technologies AG..............................  7,398     66,726
   *K+S AG................................................  1,365     61,533
   *Kabel Deutschland Holding AG..........................    633     51,291
   *Kloeckner & Co. SE....................................  1,644     20,803
   *Kontron AG............................................  1,056      6,309
   *Krones AG.............................................    505     31,343
   *KWS Saat AG...........................................      8      2,969
   *Lanxess AG............................................    661     55,834
   *Leoni AG..............................................    263     11,380
   *Linde AG..............................................    640    116,654
   *Metro AG..............................................  1,442     44,533
   *MLP AG................................................  1,362     11,831
   *MTU Aero Engines Holding AG...........................    133     12,683
   *Munchener Rueckversicherungs-Gesellschaft AG..........    802    147,291
   *MVV Energie AG........................................    175      5,861
   *Nordex SE.............................................  2,243     12,029
   *NORMA Group AG........................................     85      2,471
   *Pfeiffer Vacuum Technology AG.........................    215     26,787
   *Puma SE...............................................     36     11,379
   *Qiagen N.V............................................    526     11,046
   *QIAGEN NV.............................................  2,145     45,029
   *QSC AG................................................  1,840      5,542
   *Rational AG...........................................     20      6,059
   *RWE AG................................................  2,017     75,842
   *Salzgitter AG.........................................    524     24,426
   *SAP AG................................................    311     25,504
   *SAP AG Sponsored ADR..................................    555     45,521
   *SGL Carbon SE.........................................    579     24,736
   *Sky Deutschland AG....................................  1,178      7,163
   *SMA Solar Technology AG...............................    234      6,029
   *Software AG...........................................    699     26,913
   *Solarworld AG.........................................  2,893      4,248
   *Stada Arzneimittel AG.................................  1,414     52,110
   *Suedzucker AG.........................................    140      5,988
   *Symrise AG............................................    302     10,675
   *ThyssenKrupp AG.......................................  3,078     74,716
   *Tipp24 SE.............................................    102      6,368
   *Tom Tailor Holding AG.................................    180      4,231
   *TUI AG................................................  1,926     20,900
   *United Internet AG....................................    261      6,068
   *Vossloh AG............................................     50      5,204
   *VTG AG................................................     20        379
   *Wacker Chemie AG......................................    126      8,963
   *Wacker Neuson SE......................................    368      5,492
   *Wincor Nixdorf AG.....................................    121      6,318
                                                                  ----------
TOTAL GERMANY.............................................         3,086,781
                                                                  ----------
HONG KONG -- (3.0%)
   *AAC Technologies Holdings, Inc........................  2,000      7,764
   *AIA Group, Ltd........................................ 12,400     49,329
   *ASM Pacific Technology, Ltd...........................    500      6,309
   *Bank of East Asia, Ltd................................  9,000     36,817
   *BOC Hong Kong Holdings, Ltd...........................  3,500     12,010
   *Cafe de Coral Holdings, Ltd...........................  2,000      6,114
   *Cathay Pacific Airways, Ltd...........................  5,000      9,667
   *Cheung Kong Holdings, Ltd.............................  6,000     98,327

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
HONG KONG -- (Continued)
   *Cheung Kong Infrastructure Holdings, Ltd..............   5,000 $ 31,559
    Chevalier International Holdings, Ltd.................   4,000    5,998
   *Chong Hing Bank, Ltd..................................   3,000    6,434
   *Chow Sang Sang Holdings International, Ltd............  11,000   29,126
   *Citic Telecom International Holdings, Ltd.............  22,000    7,689
   *CK Life Sciences International Holdings, Inc..........  64,000    5,774
    CLP Holdings, Ltd.....................................   3,000   25,434
   *Dah Sing Financial Holdings, Ltd......................   4,000   21,070
    Esprit Holdings, Ltd..................................  26,200   36,512
   *First Pacific Co., Ltd................................  34,000   43,791
   *Foxconn International Holdings, Ltd...................  18,000    7,391
   *Giordano International, Ltd...........................   6,000    6,095
   *G-Resources Group, Ltd................................ 129,000    7,150
   *Hang Lung Group, Ltd..................................   5,000   30,310
   *Hang Lung Properties, Ltd.............................  12,000   45,315
   *Hang Seng Bank, Ltd...................................   2,300   37,663
   *Hong Kong & China Gas Co., Ltd........................   3,000    8,521
   *Hong Kong & Shanghai Hotels, Ltd......................   6,000   10,372
   *Hong Kong Aircraft Engineering Co., Ltd...............     400    5,658
   *Hong Kong Exchanges & Clearing, Ltd...................   2,100   39,893
   *Hongkong Chinese, Ltd.................................  30,000    5,610
   *Hopewell Holdings, Ltd................................  11,000   45,307
   *Hutchison Telecommunications Hong Kong Holdings, Ltd..  12,000    5,447
   *Hutchison Whampoa, Ltd................................   9,000  100,594
   *Hysan Development Co., Ltd............................   2,000   10,096
   *IT, Ltd...............................................  12,000    5,212
    Johnson Electric Holdings, Ltd........................  29,000   20,560
   *K Wah International Holdings, Ltd.....................   7,000    4,072
   *Kerry Properties, Ltd.................................   3,500   18,944
   *Lai Sun Development Co., Ltd.......................... 195,000    8,553
   *Li & Fung, Ltd........................................  22,000   30,967
   *Lifestyle International Holdings, Ltd.................   2,500    6,414
   *Luk Fook Holdings International, Ltd..................   3,000   10,480
   *Magnificent Estates, Ltd.............................. 102,000    6,119
   *Melco International Development, Ltd..................   8,000   12,963
   *Midland Holdings, Ltd.................................  16,000    8,215
   *Miramar Hotel & Investment Co., Ltd...................   4,000    5,870
   *MTR Corp..............................................   9,500   39,093
    New World Development Co., Ltd........................  34,000   62,709
   *NewOcean Green Energy Holdings, Ltd...................  20,000   10,214
    NWS Holdings, Ltd.....................................   6,000   10,723
   *Orient Overseas International, Ltd....................   2,000   13,961
   *Pacific Basin Shipping, Ltd...........................  13,000    7,597
   *Pacific Textile Holdings, Ltd.........................   8,000    7,214
   *PCCW, Ltd.............................................  18,000    7,912
   *Pearl Oriental Oil, Ltd...............................  62,000    5,036
   *Power Assets Holdings, Ltd............................   4,000   34,581
   *Regal Hotels International Holdings, Ltd..............  12,000    6,018
   *SA SA International Holdings, Ltd.....................   8,000    7,222
   *Samsonite International SA............................  18,600   40,436
   *SEA Holdings, Ltd.....................................   8,000    5,933
   *Shangri-La Asia, Ltd..................................  14,000   33,134
   *Shun Tak Holdings, Ltd................................  46,000   25,100
   *Singamas Container Holdings, Ltd......................  20,000    5,773
    Sino Land Co., Ltd....................................  14,000   26,176
   *SmarTone Telecommunications Holdings, Ltd.............   2,500    4,455
   *Sun Hung Kai & Co., Ltd...............................   9,000    6,375
    Sun Hung Kai Properties, Ltd..........................   6,000   98,495
   *Superb Summit International Group, Ltd................ 170,000    7,125
   *Swire Properties, Ltd.................................   2,600    9,505
   *Techtronic Industries Co., Ltd........................   6,000   12,179

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
HONG KONG -- (Continued)
   *Television Broadcasts, Ltd.............................   1,000 $    7,388
    Texwinca Holdings, Ltd.................................  28,000     26,413
   *Transport International Holdings, Ltd..................   4,000      9,025
   *Trinity, Ltd...........................................   8,000      4,940
   *United Laboratories International Holdings, Ltd. (The).  10,000      4,578
   *Value Partners Group, Ltd..............................   9,000      6,256
   *Vitasoy International Holdings, Ltd....................   6,000      6,326
    VTech Holdings, Ltd....................................     700      8,062
   *Wharf Holdings, Ltd....................................   7,000     61,789
   *Wheelock & Co., Ltd....................................   9,000     50,657
   *Wing Hang Bank, Ltd....................................   1,500     15,650
   *Xinyi Glass Holdings, Ltd..............................  12,000      7,891
   *Yue Yuen Industrial Holdings, Ltd......................   4,000     13,451
                                                                    ----------
TOTAL HONG KONG............................................          1,652,907
                                                                    ----------
IRELAND -- (0.5%)
   *Bank of Ireland........................................ 131,147     25,311
   *CRH P.L.C. Sponsored ADR...............................   5,013    107,880
   *DCC P.L.C..............................................     763     24,975
   *Dragon Oil P.L.C.......................................   1,711     15,395
   *Elan Corp. P.L.C. Sponsored ADR........................   1,403     14,746
   *FBD Holdings P.L.C.....................................     389      5,761
   *Glanbia P.L.C..........................................     562      6,274
   *Grafton Group P.L.C....................................     508      2,977
   *Kerry Group P.L.C. Series A............................     501     26,281
   *Kingspan Group P.L.C...................................   1,015     11,770
   *Smurfit Kappa Group P.L.C..............................   1,337     18,524
                                                                    ----------
TOTAL IRELAND..............................................            259,894
                                                                    ----------
ISRAEL -- (0.4%)
   *Azrieli Group, Ltd.....................................     177      4,642
   *Bank Hapoalim B.M......................................  10,865     45,806
   *Bank Leumi Le-Israel B.M...............................  10,832     36,194
   *Bezeq Israeli Telecommunication Corp., Ltd.............  20,358     23,858
   *Ceragon Networks, Ltd..................................     170        818
   *Clal Industries, Ltd...................................     323      1,142
    Delek Group, Ltd.......................................      43     10,622
   *Evogene, Ltd...........................................     682      3,542
   *EZchip Semiconductor, Ltd..............................     197      6,066
   *Harel Insurance Investments & Finances, Ltd............      22        958
   *Israel Chemicals, Ltd..................................   2,271     30,163
   *Israel Discount Bank, Ltd. Series A....................   8,641     14,469
    Melisron, Ltd..........................................     178      3,447
   *Mellanox Technologies, Ltd.............................     122      6,196
   *Migdal Insurance & Financial Holding, Ltd..............   1,779      2,602
   *Mizrahi Tefahot Bank, Ltd..............................   1,350     14,295
   *Naphtha Israel Petroleum Corp., Ltd....................     779      3,552
   *NICE Systems, Ltd. Sponsored ADR.......................     264      9,739
   *Ormat Industries, Ltd..................................     192      1,134
   *Paz Oil Co., Ltd.......................................      19      2,836
   *Retalix, Ltd...........................................      63      1,884
   *Shikun & Binui, Ltd....................................   4,701      8,879
   *Strauss Group, Ltd.....................................     221      2,746
   *Super-Sol, Ltd. Series B...............................   1,106      3,393
   *Tower Semiconductor, Ltd...............................     360      3,001
                                                                    ----------
TOTAL ISRAEL...............................................            241,984
                                                                    ----------
ITALY -- (2.5%)
   *A2A SpA................................................   9,575      6,406
    ACEA SpA...............................................     912      5,912

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
ITALY -- (Continued)
   *Ansaldo STS SpA.......................................     460 $    4,735
   *Arnoldo Mondadori Editore SpA.........................   3,717      5,910
   *Assicurazioni Generali SpA............................   2,964     56,741
   *Astaldi SpA...........................................     780      5,870
    Atlantia SpA..........................................     621     11,467
   *Autogrill SpA.........................................   1,222     14,985
   *Azimut Holding SpA....................................     435      7,652
   *Banca Carige SpA......................................  15,904     17,814
   *Banca Generali SpA....................................     341      6,536
   *Banca Monte Dei Paschi di Siena SpA................... 114,184     38,142
   *Banca Piccolo Credito Valtellinese Scarl..............   3,267      5,597
   *Banca Popolare dell'Emilia Romagna Scarl..............   6,538     57,751
   *Banca Popolare di Milano Scarl........................  50,914     34,186
   *Banca Popolare di Sondrio Scarl.......................   3,976     28,641
   *Banco Popolare Scarl..................................  15,540     32,377
   *Buzzi Unicem SpA......................................     787     11,476
   *C.I.R. SpA - Compagnie Industriali Riunite............   3,271      3,790
   *Credito Emiliano SpA..................................   1,040      6,221
   *Danieli & Co. SpA.....................................     176      5,443
   *De Longhi SpA.........................................     377      6,088
    DiaSorin SpA..........................................     150      5,853
   *Enel Green Power SpA..................................  11,852     24,438
   *Enel SpA..............................................   6,413     27,962
   *Engineering Ingegneria Informatica SpA................      60      2,219
   *Eni SpA Sponsored ADR.................................   2,894    144,497
   *ERG SpA...............................................     618      6,050
   *Fiat SpA..............................................  12,250     74,981
   *Gemina SpA............................................   5,234      9,015
   *Geox SpA..............................................   1,759      6,181
   *Hera SpA..............................................   1,363      2,506
   *Indesit Co. SpA.......................................     810      6,807
   *Interpump Group SpA...................................     660      5,062
   *Intesa Sanpaolo SpA...................................  44,912     91,546
   *Italcementi SpA.......................................   1,226      6,899
   *Luxottica Group SpA Sponsored ADR.....................     763     35,113
   *MARR SpA..............................................     532      5,960
   *Mediaset SpA..........................................  23,346     61,333
    Mediobanca SpA........................................   7,694     56,630
    Mediolanum SpA........................................   1,023      6,385
   *Parmalat SpA..........................................   2,637      6,611
   *Piaggio & C. SpA......................................   2,042      5,589
   *Pirelli & C. SpA......................................   3,057     37,495
   *Prysmian SpA..........................................     548     11,711
   *Recordati SpA.........................................     658      6,735
   *Saipem SpA............................................     356     10,108
   *Salvatore Ferragamo Italia SpA........................     247      6,303
   *Saras SpA.............................................     990      1,333
   *Snam SpA..............................................   4,844     24,480
   *Societa Cattolica di Assicurazioni Scrl...............     398      7,339
   *Societa Iniziative Autostradali e Servizi SpA.........   1,848     18,556
   *Sorin SpA.............................................   4,126     10,530
   *Telecom Italia SpA....................................  45,140     44,792
    Tenaris SA ADR........................................     440     18,511
    Terna Rete Elettrica Nazionale SpA....................   6,191     26,066
   *Tod's SpA.............................................      43      5,869
   *Trevi Finanziaria SpA.................................     744      5,314
   *UniCredit SpA.........................................  14,967     96,614
   *Unione di Banche Italiane ScpA........................  14,332     74,802
   *Vittoria Assicurazioni SpA............................     823      5,973
                                                                   ----------
TOTAL ITALY...............................................          1,377,908
                                                                   ----------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (18.4%)
   *77 Bank, Ltd. (The)...................................  3,000 $12,905
   *Accordia Golf Co., Ltd................................      8   7,808
   *Achilles Corp.........................................  4,000   5,905
   *Adeka Corp............................................  3,100  26,567
   *Advantest Corp........................................    400   5,447
   *Aeon Co., Ltd.........................................  3,800  43,101
   *Aeon Delight Co., Ltd.................................    300   5,614
    Ai Holdings Corp......................................    800   6,658
   *Aica Kogyo Co., Ltd...................................  1,800  29,908
   *Aida Engineering, Ltd.................................    800   6,060
   *Ain Pharmaciez, Inc...................................    100   5,403
   *Aiphone Co., Ltd......................................    300   5,007
   *Air Water, Inc........................................  1,000  12,773
   *Aisin Seiki Co., Ltd..................................  1,200  39,308
   *Ajinomoto Co., Inc....................................  1,000  13,564
   *Akita Bank, Ltd. (The)................................  2,000   5,643
   *Alfresa Holdings Corp.................................    900  39,432
    Alpen Co., Ltd........................................    300   5,470
   *Alpine Electronics, Inc...............................    600   5,408
   *Alps Electric Co., Ltd................................  3,200  18,669
   *Amada Co., Ltd........................................  7,000  43,747
   *Amano Corp............................................    200   1,801
   *Anritsu Corp..........................................  2,000  25,667
   *AOKI Holdings, Inc....................................    400   9,614
   *Aomori Bank, Ltd. (The)...............................  2,000   6,061
   *Aoyama Trading Co., Ltd...............................  1,800  35,328
   *Aozora Bank, Ltd......................................  2,000   5,623
   *Arcs Co., Ltd.........................................    400   7,492
   *As One Corp...........................................    100   2,025
   *Asahi Diamond Industrial Co., Ltd.....................    600   5,489
    Asahi Glass Co., Ltd..................................  4,000  26,538
   *Asahi Holdings, Inc...................................    300   5,227
   *Asahi Kasei Corp......................................  3,000  17,314
    Asatsu-DK, Inc........................................    400  10,765
   *Autobacs Seven Co., Ltd...............................    700  28,475
   *Awa Bank, Ltd. (The)..................................  4,000  24,300
   *Azbil Corp............................................    500  10,695
   *Bando Chemical Industries, Ltd........................  2,000   6,441
   *Bank of Iwate, Ltd. (The).............................    100   4,183
   *Bank of Kyoto, Ltd. (The).............................  5,000  41,372
   *Bank of Okinawa, Ltd. (The)...........................    700  27,405
   *Bank of the Ryukyus, Ltd..............................    400   4,986
   *Bank of Yokohama, Ltd. (The).......................... 12,000  57,316
   *BML, Inc..............................................    200   4,873
   *Brother Industries, Ltd...............................  3,200  34,025
   *Calbee, Inc...........................................    100   8,231
   *Calsonic Kansei Corp..................................  2,000   8,300
    Canon Marketing Japan, Inc............................    400   5,441
    Canon, Inc............................................    600  21,849
   *Canon, Inc. Sponsored ADR.............................    701  25,636
   *Casio Computer Co., Ltd...............................  1,000   8,627
   *Central Glass Co., Ltd................................  2,000   6,165
   *Central Japan Railway Co., Ltd........................    100   8,746
   *Century Tokyo Leasing Corp............................    300   6,701
   *Chiba Bank, Ltd. (The)................................  9,000  56,081
   *Chiba Kogyo Bank, Ltd. (The)..........................  1,000   7,858
   *Chiyoda Co., Ltd......................................    200   4,630
   *Chiyoda Integre Co., Ltd..............................    500   5,285
   *Chori Co., Ltd........................................    500   5,411
   *Chubu Electric Power Co., Ltd.........................  1,400  17,684
   *Chubu Shiryo Co., Ltd.................................    800   4,584

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
   *Chuetsu Pulp & Paper Co., Ltd.........................  2,000 $ 3,692
    Chugai Pharmaceutical Co., Ltd........................    400   8,228
   *Chugai Ro Co., Ltd....................................  2,000   5,383
   *Chugoku Bank, Ltd. (The)..............................  1,000  13,774
   *Chugoku Electric Power Co., Ltd. (The)................    600   7,895
   *Citizen Holdings Co., Ltd.............................  4,400  25,203
   *CKD Corp..............................................  1,000   6,084
   *CMK Corp..............................................  1,500   5,599
    Coca-Cola West Co., Ltd...............................  2,100  33,162
   *cocokara fine, Inc....................................    200   6,558
   *COMSYS Holdings Corp..................................  1,700  20,502
    Cosel Co., Ltd........................................    400   4,689
   *Cosmo Oil Co., Ltd.................................... 13,000  29,226
    Cosmos Pharmaceutical Corp............................    100  10,707
   *Dai Nippon Printing Co., Ltd..........................  6,000  48,507
   *Daibiru Corp..........................................  1,000   9,704
   *Daicel Corp...........................................  4,000  27,932
   *Daido Metal Co., Ltd..................................  1,000   8,555
   *Daido Steel Co., Ltd..................................  4,000  17,857
   *Daiei, Inc. (The).....................................  2,700   6,137
   *Daifuku Co., Ltd......................................  1,000   6,669
   *Daihen Corp...........................................  2,000   6,695
   *Dai-ichi Life Insurance Co., Ltd. (The)...............      8  11,464
   *Daiichikosho Co., Ltd.................................    300   7,334
   *Daikin Industries, Ltd................................    200   7,642
   *Daikyo, Inc........................................... 11,000  29,455
   *Dainippon Sumitomo Pharma Co., Ltd....................    400   5,639
   *Daio Paper Corp.......................................  1,000   6,805
   *Daiseki Co., Ltd......................................    400   5,678
   *Daishi Bank, Ltd. (The)...............................  3,000  10,423
   *Daiso Co., Ltd........................................  2,000   5,862
   *Daito Trust Construction Co., Ltd.....................    300  29,558
   *Daiwa House Industry Co., Ltd.........................  1,000  18,376
   *Daiwa Securities Group, Inc...........................  8,000  46,531
   *Daiwabo Holdings Co., Ltd.............................  3,000   5,936
   *DCM Holdings Co., Ltd.................................    600   3,944
   *DeNa Co., Ltd.........................................    200   6,339
   *Denki Kagaku Kogyo K.K................................  6,000  21,667
   *Denso Corp............................................    400  14,986
   *Dentsu, Inc...........................................    700  19,574
   *Denyo Co., Ltd........................................    500   6,054
   *Descente, Ltd.........................................  1,000   6,534
   *DIC Corp..............................................  3,000   5,940
   *Disco Corp............................................    100   5,503
   *Doshisha Co., Ltd.....................................    200   5,425
   *Doutor Nichires Holdings Co., Ltd.....................    400   5,653
   *Dowa Holdings Co., Ltd................................  1,000   7,074
   *Dr. Ci:Labo Co., Ltd..................................      2   5,911
   *DTS Corp..............................................    400   5,065
    Dunlop Sports Co., Ltd................................    400   4,420
   *Duskin Co., Ltd.......................................    400   7,603
   *Eagle Industry Co., Ltd...............................  1,000   8,368
   *East Japan Railway Co.................................    600  40,504
   *Ebara Corp............................................  5,000  19,555
   *Edion Corp............................................  1,200   5,769
   *Ehime Bank, Ltd. (The)................................  2,000   5,140
   *Eighteenth Bank, Ltd. (The)...........................  2,000   5,204
   *Eiken Chemical Co., Ltd...............................    400   5,406
   *Electric Power Development Co., Ltd...................  1,100  25,290
   *EPS Corp..............................................      2   5,675
   *Exedy Corp............................................    300   6,585

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Ezaki Glico Co., Ltd..................................  1,000 $  9,832
   *Fancl Corp............................................    500    5,601
   *FANUC Corp............................................    300   46,815
   *Fast Retailing Co., Ltd...............................    100   26,278
   *FCC Co., Ltd..........................................    300    6,448
   *FIDEA Holdings Co., Ltd...............................  1,300    3,111
   *Foster Electric Co., Ltd..............................    500    7,872
   *FP Corp...............................................    100    6,449
   *Fuji Co., Ltd.........................................    400    8,075
   *Fuji Electric Co., Ltd................................  9,000   21,016
   *Fuji Heavy Industries, Ltd............................  1,000   13,525
   *Fuji Kyuko Co., Ltd...................................  1,000    5,869
   *Fuji Media Holdings, Inc..............................     17   26,701
   *Fuji Oil Co., Ltd.....................................    500    6,793
   *FUJIFILM Holdings Corp................................  2,500   49,849
   *Fujikura, Ltd.........................................  6,000   18,663
   *Fujitec Co., Ltd......................................  1,000    6,946
   *Fujitsu General, Ltd..................................  1,000    8,763
   *Fujitsu, Ltd..........................................  8,000   32,394
   *Fukui Bank, Ltd. (The)................................  1,000    1,970
   *Fukuoka Financial Group, Inc..........................  6,000   25,263
   *Fukushima Bank, Ltd. (The)............................  8,000    8,828
   *Fukuyama Transporting Co., Ltd........................  6,000   30,676
   *Furukawa Electric Co., Ltd............................  5,000   10,132
   *Fuso Pharmaceutical Industries, Ltd...................  1,000    4,013
   *Glory, Ltd............................................    500   11,710
   *GS Yuasa Corp.........................................  6,000   21,363
   *Gunma Bank, Ltd. (The)................................  7,000   33,787
   *Gunze, Ltd............................................  2,000    5,353
   *H2O Retailing Corp....................................  1,000    8,207
   *Hachijuni Bank, Ltd. (The)............................  2,000   10,013
   *Hakuhodo DY Holdings, Inc.............................    330   22,487
   *Hamakyorex Co., Ltd...................................    200    6,440
   *Hankyu Hanshin Holdings, Inc..........................  7,000   38,198
   *Hanwa Co., Ltd........................................  5,000   19,200
   *Harashin Narus Holdings Co., Ltd......................    300    5,298
   *Haseko Corp...........................................  5,000    4,807
   *Heiwa Real Estate Co., Ltd............................    200    2,706
   *Heiwado Co., Ltd......................................    400    5,739
   *Higo Bank, Ltd. (The).................................  2,000   12,328
    Hikari Tsushin, Inc...................................    100    4,627
    Hioki EE Corp.........................................    300    4,480
   *Hiroshima Bank, Ltd. (The)............................  4,000   17,005
   *Hisamitsu Pharmaceutical Co., Inc.....................    100    5,357
   *Hitachi Kokusai Electric, Inc.........................  1,000    8,273
   *Hitachi Zosen Corp.................................... 14,000   22,348
    Hogy Medical Co., Ltd.................................    100    4,820
   *Hokkaido Electric Power Co., Inc......................  2,300   22,041
   *Hokkoku Bank, Ltd. (The)..............................  2,000    8,222
   *Hokuetsu Bank, Ltd. (The).............................  2,000    4,312
   *Hokuetsu Kishu Paper Co., Ltd.........................  1,000    5,106
   *Hokuhoku Financial Group, Inc......................... 16,000   26,038
   *Hokuriku Electric Power Co., Inc......................    600    6,615
   *Hokuto Corp...........................................    300    5,627
    Honda Motor Co., Ltd..................................  3,300  124,737
   *Honda Motor Co., Ltd. Sponsored ADR...................    816   30,755
    Horiba, Ltd...........................................  1,200   35,244
    Hoshizaki Electric Co., Ltd...........................    200    5,947
   *Hosokawa Micron Corp..................................  1,000    7,832
   *House Foods Corp......................................  2,200   33,192
   *Hoya Corp.............................................    300    5,793

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
   *Hyakugo Bank, Ltd. (The)..............................  2,000 $ 8,663
   *Hyakujishi Bank, Ltd. (The)...........................  2,000   7,484
   *Ibiden Co., Ltd.......................................  1,400  19,954
   *Idemitsu Kosan Co., Ltd...............................    100   8,768
   *IHI Corp.............................................. 14,000  36,294
   *Iida Home Max Co., Ltd................................    600   7,814
   *Inaba Denki Sangyo Co., Ltd...........................    200   6,189
   *Inabata & Co., Ltd....................................    800   5,398
   *Inpex Corp............................................     10  57,898
   *Internet Initiative Japan, Inc........................    200   5,595
   *Isetan Mitsukoshi Holdings, Ltd.......................  4,500  44,439
   *IT Holdings Corp......................................  1,600  22,734
   *Ito En, Ltd...........................................    300   5,827
   *ITOCHU Corp...........................................  5,600  63,333
   *Itochu Enex Co., Ltd..................................  1,000   5,385
   *Itochu Techno-Solutions Corp..........................    100   4,340
   *Itoham Foods, Inc.....................................  6,000  27,192
   *Iwatani Corp..........................................  2,000   7,580
   *Iyo Bank, Ltd. (The)..................................  3,000  24,533
   *J. Front Retailing Co., Ltd...........................  4,000  21,941
   *Japan Airport Terminal Co., Ltd.......................    500   5,231
   *Japan Aviation Electronics Industry, Ltd..............  1,000   7,322
   *Japan Digital Laboratory Co., Ltd.....................    500   5,675
   *Japan Pulp & Paper Co., Ltd...........................  2,000   6,583
   *Japan Steel Works, Ltd. (The).........................  2,000  11,539
   *JFE Holdings, Inc.....................................  2,700  57,633
   *J-Oil Mills, Inc......................................  1,000   2,955
   *Joyo Bank, Ltd. (The).................................  9,000  42,195
   *JSP Corp..............................................    400   5,945
   *JSR Corp..............................................    300   5,932
   *JTEKT Corp............................................  1,100  11,750
   *JVC Kenwood Holdings, Inc.............................  5,000  17,320
   *JX Holdings, Inc...................................... 10,500  61,948
   *Kadokawa Group Holdings, Inc..........................    200   5,375
   *Kagoshima Bank, Ltd. (The)............................  1,000   6,438
   *Kajima Corp...........................................  3,000   8,993
   *Kamei Corp............................................  1,000   8,690
   *Kamigumi Co., Ltd.....................................  5,000  40,728
   *Kaneka Corp...........................................  7,000  37,446
   *Kanematsu Electronics, Ltd............................    500   5,791
   *Kansai Electric Power Co., Inc........................  1,000   9,528
    Kanto Natural Gas Development Co., Ltd................  1,000   5,527
    Kao Corp..............................................    300   8,606
   *Kasumi Co., Ltd.......................................    800   5,066
    Katakura Industries Co., Ltd..........................    600   5,866
   *Kato Sangyo Co., Ltd..................................    300   5,585
   *Kato Works Co., Ltd...................................  2,000   5,781
   *Kawasaki Heavy Industries, Ltd........................  4,000  12,392
   *Kawasaki Kisen Kaisha, Ltd............................ 20,000  37,971
   *KDDI Corp.............................................    200  14,881
   *Keihin Corp...........................................    400   5,557
   *Keikyu Corp...........................................  1,000   8,482
   *Keio Corp.............................................  1,000   7,422
   *Keisei Electric Railway Co., Ltd......................  1,000   8,866
   *Keiyo Bank, Ltd. (The)................................  2,000   9,488
   *Kenedix, Inc..........................................     56  17,495
    Kewpie Corp...........................................  2,300  30,567
   *Keyence Corp..........................................    100  27,743
   *Kinden Corp...........................................  1,000   6,631
   *Kintetsu Corp.........................................  2,000   8,217
   *Kintetsu World Express, Inc...........................    200   6,565

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
   *Kinugawa Rubber Industrial Co., Ltd...................  1,000 $ 5,522
   *Kitagawa Iron Works Co., Ltd..........................  3,000   5,050
   *Kita-Nippon Bank, Ltd. (The)..........................    200   5,393
   *Kitz Corp.............................................  1,200   6,181
   *Kiyo Holdings, Inc....................................  9,000  13,303
   *Koatsu Gas Kogyo Co., Ltd.............................  1,000   5,520
   *Kobayashi Pharmaceutical Co., Ltd.....................    100   4,880
   *Kobe Steel, Ltd....................................... 13,000  16,055
   *Koito Manufacturing Co., Ltd..........................  1,000  16,670
   *Komeri Co., Ltd.......................................    800  21,431
   *Konami Co., Ltd.......................................  1,000  21,222
   *Konica Minolta Holdings, Inc..........................  2,500  19,967
   *Kose Corp.............................................    100   2,107
   *K's Holdings Corp.....................................    800  21,751
   *Kubota Corp. Sponsored ADR............................    196  11,203
   *Kura Corp.............................................    400   5,457
   *Kuraray Co., Ltd......................................  1,400  17,986
   *Kurimoto, Ltd.........................................  2,000   7,615
   *Kurita Water Industries, Ltd..........................  1,100  21,621
   *KYB Co., Ltd..........................................  7,000  28,501
   *Kyocera Corp..........................................    600  54,348
   *Kyokuto Securities Co., Ltd...........................    700   8,734
   *KYORIN Holdings, Inc..................................    300   6,108
   *Kyosan Electric Manufacturing Co., Ltd................  2,000   6,767
   *Kyowa Exeo Corp.......................................    700   7,118
    Kyowa Hakko Kirin Co., Ltd............................  1,000   9,455
   *Kyushu Electric Power Co., Inc........................    700   6,738
   *Lasertec Corp.........................................    300   5,100
   *Lintec Corp...........................................    400   7,397
    Lion Corp.............................................  1,000   4,790
   *LIXIL Group Corp......................................  1,700  39,505
   *Macnica, Inc..........................................    300   5,867
   *Maeda Corp............................................  2,000   7,784
   *Maeda Road Construction Co., Ltd......................  1,000  14,903
   *Makino Milling Machine Co., Ltd.......................  2,000  12,729
   *Makita Corp...........................................    500  24,351
   *Mandom Corp...........................................    200   5,948
   *Marubeni Corp.........................................  5,000  36,727
   *Maruha Nichiro Holdings, Inc.......................... 15,000  26,076
   *Marui Group Co., Ltd..................................  4,300  34,956
   *Maruwa Co., Ltd.......................................    200   6,138
   *Matsuda Sangyo Co., Ltd...............................    400   5,074
   *Matsui Securities Co., Ltd............................    700   6,453
   *Matsumotokiyoshi Holdings Co., Ltd....................  1,100  26,685
   *Matsuya Foods Co., Ltd................................    300   5,404
   *Mazda Motor Corp...................................... 19,000  51,397
    McDonald's Holdings Co. Japan, Ltd....................    200   5,134
   *Medipal Holdings Corp.................................  1,800  22,807
   *Megmilk Snow Brand Co., Ltd...........................    300   5,175
   *MEIJI Holdings Co., Ltd...............................    800  35,375
   *Melco Holdings, Inc...................................    300   5,223
   *Michinoku Bank, Ltd. (The)............................  3,000   6,293
    Mikuni Coca-Cola Bottling Co., Ltd....................    600   6,165
    Milbon Co., Ltd.......................................    200   6,450
   *Minato Bank, Ltd. (The)...............................  3,000   5,248
   *Minebea Co., Ltd......................................  4,000  13,542
   *Ministop Co., Ltd.....................................    300   5,013
   *Miraca Holdings, Inc..................................    200   8,339
   *Mirait Holdings Corp..................................    600   4,981
   *Misumi Group, Inc.....................................    200   5,255
   *Mitsuba Corp..........................................  1,000   6,361

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Mitsubishi Corp.......................................  4,600 $ 97,047
   *Mitsubishi Electric Corp..............................  2,000   16,576
   *Mitsubishi Estate Co., Ltd............................  1,000   24,220
   *Mitsubishi Gas Chemical Co., Inc......................  3,000   20,080
   *Mitsubishi Heavy Industries, Ltd...................... 13,000   69,515
   *Mitsubishi Logistics Corp.............................  1,000   14,998
   *Mitsubishi Materials Corp............................. 12,000   38,423
   *Mitsubishi Paper Mills, Ltd...........................  3,000    2,952
    Mitsubishi Pencil Co., Ltd............................    300    5,152
   *Mitsubishi Steel Manufacturing Co., Ltd...............  3,000    5,871
   *Mitsubishi UFJ Financial Group, Inc................... 52,800  300,281
   *Mitsuboshi Belting Co., Ltd...........................  1,000    5,369
   *Mitsui & Co., Ltd.....................................  5,600   84,637
   *Mitsui Chemicals, Inc.................................  7,000   16,601
   *Mitsui Fudosan Co., Ltd...............................  1,000   22,859
   *Mitsui High-Tec, Inc..................................    700    5,114
   *Mitsui Matsushima Co., Ltd............................  4,000   10,908
   *Mitsui Mining & Smelting Co., Ltd.....................  9,000   22,905
   *Mitsui O.S.K. Lines, Ltd..............................  9,000   29,696
   *Mitsui Sugar Co., Ltd.................................  2,000    6,319
   *Mitsui-Soko Co., Ltd..................................  2,000    8,694
   *Mitsumi Electric Co., Ltd.............................  1,100    5,875
   *Mitsuuroko Holdings Co., Ltd..........................    800    4,318
   *Miura Co., Ltd........................................    500   13,070
   *Mizuho Financial Group, Inc........................... 78,299  156,283
   *Monex Group, Inc......................................     29    8,497
   *Mori Seiki Co., Ltd...................................    800    7,526
   *Morinaga Milk Industry Co., Ltd.......................  2,000    6,425
   *MOS Food Services, Inc................................    300    5,613
   *MS&AD Insurance Group Holdings, Inc...................  1,800   37,702
   *Murata Manufacturing Co., Ltd.........................    200   12,333
   *Musashi Seimitsu Industry Co., Ltd....................    300    6,094
   *Musashino Bank, Ltd...................................    200    6,840
   *Nabtesco Corp.........................................    300    6,263
   *Nachi-Fujikoshi Corp..................................  2,000    8,122
   *Nafco Co., Ltd........................................    300    4,579
   *Nagano Bank, Ltd. (The)...............................  3,000    5,414
   *Nagase & Co., Ltd.....................................  1,900   20,740
   *Nagoya Railroad Co., Ltd..............................  3,000    8,163
   *Namco Bandai Holdings, Inc............................  1,900   27,102
   *Nankai Electric Railway Co., Ltd......................  2,000    8,748
   *Nanto Bank, Ltd. (The)................................  2,000    8,695
   *NEC Corp.............................................. 26,000   63,433
   *NEC Networks & System Integration Corp................    300    5,636
   *Net One Systems Co., Ltd..............................  3,200   30,726
   *NGK Insulators, Ltd...................................  1,000   11,631
   *NGK Spark Plug Co., Ltd...............................  1,000   12,720
   *NHK Spring Co., Ltd...................................  2,700   23,701
   *Nichias Corp..........................................  2,000   10,885
   *Nichiden Corp.........................................    200    4,678
   *Nichiha Corp..........................................    500    7,240
   *Nichii Gakkan Co......................................    600    5,164
   *Nichirei Corp.........................................  3,000   14,905
   *Nidec Corp. ADR.......................................    388    5,541
   *Nifco, Inc............................................    300    6,231
   *Nihon Dempa Kogyo Co., Ltd............................    500    6,394
   *Nihon M&A Center, Inc.................................    200    7,065
   *Nihon Parkerizing Co., Ltd............................  1,000   16,483
   *Nihon Unisys, Ltd.....................................    700    5,719
   *Nikkiso Co., Ltd......................................  1,000   10,899
   *Nikon Corp............................................    200    5,719

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
   *Nintendo Co., Ltd.....................................    100 $ 9,743
   *Nippo Corp............................................  2,000  26,822
   *Nippon Beet Sugar Manufacturing Co., Ltd..............  3,000   5,726
    Nippon Carbon Co., Ltd................................  3,000   5,780
   *Nippon Densetsu Kogyo Co., Ltd........................  1,000  10,224
   *Nippon Electric Glass Co., Ltd........................  2,000   9,639
   *Nippon Express Co., Ltd...............................  9,000  37,147
   *Nippon Gas Co., Ltd...................................    300   3,744
   *Nippon Koei Co., Ltd..................................  2,000   7,583
   *Nippon Konpo Unyu Soko Co., Ltd.......................    500   6,941
   *Nippon Meat Packers, Inc..............................  1,000  13,533
   *Nippon Paint Co., Ltd.................................  1,000   8,987
   *Nippon Paper Group, Inc...............................  1,700  24,090
   *Nippon Sheet Glass Co., Ltd........................... 23,000  26,811
   *Nippon Shinyaku Co., Ltd..............................  1,000  12,542
   *Nippon Shokubai Co., Ltd..............................  3,000  28,938
   *Nippon Signal Co., Ltd................................    900   6,240
   *Nippon Soda Co., Ltd..................................  6,000  27,238
   *Nippon Steel & Sumitomo Metal Corp.................... 13,000  35,984
   *Nippon Synthetic Chemical Industry Co., Ltd. (The)....  1,000   7,340
   *Nippon Telegraph & Telephone Corp. ADR................  1,189  25,040
   *Nippon Television Network Corp........................    400   5,694
   *Nippon Valqua Industries, Ltd.........................  2,000   5,020
   *Nippon Yusen K.K...................................... 18,000  43,134
   *Nipro Corp............................................  1,000   7,368
   *Nishi-Nippon Bank, Ltd................................ 12,000  31,101
   *Nishi-Nippon Railroad Co., Ltd........................  2,000   8,087
   *Nissan Chemical Industries, Ltd.......................    600   7,258
   *Nissan Shatai Co., Ltd................................  1,000  12,453
   *Nissha Printing Co., Ltd..............................    700  11,265
   *Nisshin Seifun Group, Inc.............................  1,000  12,169
   *Nisshinbo Holdings, Inc...............................  1,000   7,592
   *Nissin Electric Co., Ltd..............................  1,000   5,011
   *Nissin Foods Holdings Co., Ltd........................    400  15,182
   *Nissin Kogyo Co., Ltd.................................  1,600  24,001
   *Nittoku Engineering Co., Ltd..........................    500   5,706
   *NKSJ Holdings, Inc....................................  1,800  37,845
   *NOF Corp..............................................  1,000   4,601
   *Nohmi Bosai, Ltd......................................  1,000   7,069
   *NOK Corp..............................................    400   5,981
   *Nomura Holdings, Inc.................................. 13,600  77,850
   *Nomura Real Estate Holdings, Inc......................    400   7,299
   *NS Solutions Corp.....................................    200   4,004
   *NSK, Ltd..............................................  2,000  14,174
   *NTN Corp..............................................  5,000  14,400
   *NTT Data Corp.........................................      2   6,106
   *NTT DOCOMO, Inc.......................................     49  74,288
   *Obayashi Corp.........................................  3,000  15,382
   *Obic Business Consultants Co., Ltd....................    100   5,541
   *Obic Co., Ltd.........................................    150  32,087
   *Odakyu Electric Railway Co., Ltd......................  1,000  10,018
   *Ogaki Kyoritsu Bank, Ltd. (The).......................  2,000   6,534
   *Oiles Corp............................................    300   6,112
   *Oji Holdings Corp.....................................  4,000  12,935
    Okabe Co., Ltd........................................    700   5,151
   *Okamura Corp..........................................  1,000   6,961
   *Okinawa Electric Power Co., Ltd.......................    200   6,562
   *OKUMA Corp............................................  1,000   7,562
   *Okumura Corp..........................................  2,000   7,852
   *Olympus Corp..........................................    300   6,661
   *Omron Corp............................................    400   9,534

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
   *Onward Holdings Co., Ltd.............................. 1,000  $ 7,557
   *Organo Corp........................................... 1,000    5,450
   *Osaka Gas Co., Ltd.................................... 6,000   22,507
   *Osaka Steel Co., Ltd..................................   300    5,161
   *Osaka Titanium Technologies Co., Ltd..................   300    6,693
   *Osaki Electric Co., Ltd............................... 1,000    5,230
    OSG Corp..............................................   400    5,204
    Otsuka Corp...........................................   100    8,186
   *Pacific Industrial Co., Ltd...........................   900    4,650
   *Pacific Metals Co., Ltd............................... 3,000   15,627
    Pack Corp. (The)......................................   300    4,921
   *Pal Co., Ltd..........................................   100    4,393
   *PanaHome Corp......................................... 1,000    6,376
   *Panasonic Corp........................................ 7,100   46,736
   *Parco Co., Ltd........................................   500    5,189
   *Paris Miki Holdings, Inc..............................   500    2,611
   *Park24 Co., Ltd.......................................   300    5,415
   *Penta-Ocean Construction Co., Ltd..................... 2,500    6,307
   *Pioneer Electronic Corp............................... 3,000    7,495
   *Plenus Co., Ltd.......................................   500    8,240
    Pola Orbis Holdings, Inc..............................   200    6,088
   *Press Kogyo Co., Ltd.................................. 2,000    8,804
   *Prima Meat Packers, Ltd............................... 3,000    5,743
   *Raito Kogyo Co., Ltd.................................. 1,100    5,594
    Rakuten, Inc..........................................   600    5,476
   *Rengo Co., Ltd........................................ 5,000   25,384
   *Resona Holdings, Inc.................................. 5,800   25,829
   *Resorttrust, Inc......................................   300    6,519
   *Rhythm Watch Co., Ltd................................. 3,000    5,703
   *Ricoh Co., Ltd........................................ 4,000   44,531
   *Rinnai Corp...........................................   100    7,070
   *Rock Field Co., Ltd...................................   300    5,050
   *Rohm Co., Ltd.........................................   800   26,597
   *Rohto Pharmaceutical Co., Ltd......................... 2,000   25,038
   *Round One Corp........................................ 1,000    5,805
   *Ryoden Trading Co., Ltd............................... 1,000    6,326
   *Ryohin Keikaku Co., Ltd...............................   100    5,664
   *Ryosan Co., Ltd.......................................   300    5,838
   *Saizeriya Co., Ltd....................................   400    5,307
   *Sakai Chemical Industry Co., Ltd...................... 2,000    5,915
    Sakata Seed Corp......................................   400    4,806
   *Sanden Corp........................................... 2,000    8,181
   *Sangetsu Co., Ltd.....................................   200    5,024
   *San-in Godo Bank, Ltd. (The).......................... 1,000    7,923
   *Sanken Electric Co., Ltd.............................. 2,000    7,996
   *Sankyu, Inc........................................... 4,000   15,793
   *Sanshin Electronics Co., Ltd..........................   700    4,747
   *Sanwa Holdings Corp................................... 2,000    9,534
   *Sanyo Chemical Industries, Ltd........................ 1,000    5,620
   *Sanyo Denki Co., Ltd.................................. 1,000    5,327
    Sanyo Shokai, Ltd..................................... 2,000    5,465
   *Sanyo Special Steel Co., Ltd.......................... 2,000    6,400
   *SBI Holdings, Inc..................................... 2,700   22,419
   *SCSK Corp.............................................   300    5,622
   *Secom Co., Ltd........................................   100    4,988
   *Seika Corp............................................ 2,000    5,621
   *Seiko Epson Corp...................................... 2,500   25,239
   *Seino Holdings Co., Ltd............................... 3,000   20,438
   *Seiren Co., Ltd.......................................   800    4,953
   *Sekisui Chemical Co., Ltd............................. 4,000   38,539
   *Sekisui House, Ltd.................................... 3,000   33,017

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
JAPAN -- (Continued)
   *Sekisui Jushi Co., Ltd................................  1,000 $ 11,820
   *Senshu Ikeda Holdings, Inc............................  5,300   29,654
    Senshukai Co., Ltd....................................    800    4,876
   *Seria Co., Ltd........................................    300    4,789
   *Seven & I Holdings Co., Ltd...........................  1,800   54,681
   *Sharp Corp............................................  8,000   27,237
   *Shibusawa Warehouse Co., Ltd..........................  2,000    6,879
   *Shiga Bank, Ltd.......................................  2,000   11,602
   *Shikoku Chemicals Corp................................  1,000    6,775
   *Shikoku Electric Power Co., Inc.......................    600    7,361
   *Shima Seiki Manufacturing Co., Ltd....................    400    7,894
   *Shimachu Co., Ltd.....................................    600   12,696
   *Shimadzu Corp.........................................  6,000   40,164
    Shimano, Inc..........................................    100    6,829
   *Shimizu Corp.......................................... 12,000   38,868
   *Shindengen Electric Manufacturing Co., Ltd............  2,000    5,837
   *Shin-Etsu Chemical Co., Ltd...........................    400   24,466
   *Shin-Etsu Polymer Co., Ltd............................  1,500    5,776
   *Shinko Electric Industries Co., Ltd...................  3,500   26,782
   *Shinko Plantech Co., Ltd..............................    200    1,634
   *Shinko Shoji Co., Ltd.................................    600    5,384
   *Shinmaywa Industries, Ltd.............................  1,000    6,645
   *Shinsei Bank, Ltd..................................... 21,000   42,902
   *Shionogi & Co., Ltd...................................    600   10,723
   *Shiseido Co., Ltd.....................................    500    6,923
   *Shizuoka Bank, Ltd....................................  6,000   56,573
    Shizuoka Gas Co., Ltd.................................  1,000    6,971
    SHO-BOND Holdings Co., Ltd............................    200    7,378
    Showa Denko K.K....................................... 19,000   29,038
    Showa Shell Sekiyu K.K................................  2,500   14,508
   *Sinfonia Technology Co., Ltd..........................  3,000    5,576
   *SKY Perfect JSAT Holdings, Inc........................     14    6,570
   *SMC Corp..............................................    200   34,617
   *SMK Corp..............................................  1,000    3,010
   *Sodick Co., Ltd.......................................  1,300    6,689
   *Softbank Corp.........................................    600   21,379
   *Sohgo Security Services Co., Ltd......................    700    9,273
   *Sojitz Corp........................................... 16,000   24,015
   *Sotetsu Holdings, Inc.................................  3,000   10,031
   *Square Enix Holdings Co., Ltd.........................  2,500   31,064
   *Stanley Electric Co., Ltd.............................  1,500   24,562
   *Start Today Co., Ltd..................................    500    4,805
   *Starzen Co., Ltd......................................  1,000    2,830
   *Stella Chemifa Corp...................................    300    6,325
   *Sumco Corp............................................    900    9,377
   *Sumitomo Bakelite Co., Ltd............................  4,000   15,961
   *Sumitomo Chemical Co., Ltd............................ 11,000   32,181
   *Sumitomo Corp.........................................  4,500   58,209
   *Sumitomo Electric Industries, Ltd.....................  3,600   40,528
   *Sumitomo Forestry Co., Ltd............................  1,100   10,775
   *Sumitomo Heavy Industries, Ltd........................  2,000    8,826
   *Sumitomo Metal Mining Co., Ltd........................  2,000   31,106
   *Sumitomo Mitsui Financial Group, Inc..................  4,900  196,803
   *Sumitomo Mitsui Trust Holdings, Inc................... 16,000   59,097
   *Sumitomo Osaka Cement Co., Ltd........................  3,000   10,048
   *Sumitomo Real Estate Sales Co., Ltd...................    110    5,437
   *Sumitomo Realty & Development Co., Ltd................  1,000   30,489
   *Sumitomo Warehouse Co., Ltd...........................  1,000    5,024
   *Suzuken Co., Ltd......................................    700   21,425
   *Suzuki Motor Corp.....................................    300    7,872
   *SWCC Showa Holdings Co., Ltd..........................  7,000    6,407

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
   *T&D Holdings, Inc.....................................  2,300 $28,379
   *T. Hasegawa Co., Ltd..................................    200   2,412
   *Tachi-S Co., Ltd......................................    300   5,287
   *Tadano, Ltd...........................................  1,000   8,893
   *Taihei Dengyo Kaisha, Ltd.............................  1,000   5,805
   *Taiheiyo Cement Corp..................................  4,000  10,890
   *Taikisha, Ltd.........................................    300   6,036
   *Taisei Corp...........................................  4,000  11,936
   *Taisei Lamick Co., Ltd................................    200   5,420
   *Taiyo Holdings Co., Ltd...............................    200   5,614
   *Taiyo Nippon Sanso Corp...............................  2,000  13,356
   *Taiyo Yuden Co., Ltd..................................    800   7,216
   *Takara Standard Co., Ltd..............................  1,000   7,087
   *Takasago Thermal Engineering Co., Ltd.................    700   5,409
   *Takashimaya Co., Ltd..................................  5,000  36,794
   *Takata Corp...........................................    300   6,050
   *Takeda Pharmaceutical Co., Ltd........................    800  41,109
   *Takuma Co., Ltd.......................................  1,000   6,173
    Tamron Co., Ltd.......................................    200   5,637
   *TDK Corp..............................................    900  33,378
   *Teijin, Ltd........................................... 11,000  25,211
    Teikoku Sen-I Co., Ltd................................  1,000   7,172
   *Tekken Corp...........................................  4,000   6,203
   *Terumo Corp...........................................    200   8,747
   *THK Co., Ltd..........................................  1,600  27,800
   *TKC Corp..............................................    300   5,327
    Toagosei Co., Ltd.....................................  4,000  16,529
   *Tobu Railway Co., Ltd.................................  6,000  32,220
   *TOC Co., Ltd..........................................    900   5,854
   *Toda Corp.............................................  2,000   5,480
   *Toei Co., Ltd.........................................  1,000   5,379
   *Toho Bank, Ltd........................................  2,000   6,336
   *Toho Co., Ltd./Tokyo..................................    300   5,747
   *Toho Gas Co., Ltd.....................................  1,000   5,346
   *Toho Holdings Co., Ltd................................    400   7,725
   *Toho ZInc Co., Ltd....................................  3,000  12,962
   *Tohuku Electric Power Co., Inc........................    700   5,699
    Tokai Carbon Co., Ltd.................................  3,000  11,889
   *TOKAI Holdings Corp...................................  1,200   3,910
   *Tokai Rika Co., Ltd...................................    300   4,914
   *Tokai Rubber Industries, Ltd..........................    600   6,189
   *Tokai Tokyo Financial Holdings, Inc...................  2,000  10,029
   *Tokio Marine Holdings, Inc............................  1,500  44,298
   *Tokushu Tokai Paper Co., Ltd..........................  1,000   2,391
   *Tokuyama Corp.........................................  3,000   5,979
   *Tokyo Dome Corp.......................................  2,000   7,623
   *Tokyo Electric Power Co., Inc.........................  6,100  14,209
   *Tokyo Electron, Ltd...................................    800  34,401
   *Tokyo Gas Co., Ltd....................................  2,000   9,431
   *Tokyo Rope Manufacturing Co., Ltd.....................  5,000   7,158
   *Tokyo Seimitsu Co., Ltd...............................    300   5,154
   *Tokyo Steel Manufacturing Co., Ltd....................  1,600   8,388
    Tokyo Tatemono Co., Ltd...............................  8,000  37,441
   *Tokyo Tomin Bank, Ltd.................................    600   6,074
   *Tokyu Construction Co., Ltd...........................  2,740   6,940
   *Tokyu Corp............................................  2,000  10,875
   *Tokyu Land Corp.......................................  2,000  14,247
   *Tokyu Livable, Inc....................................    400   6,339
   *Tomoku Co., Ltd.......................................  2,000   5,836
   *TOMONY Holdings, Inc..................................  1,200   5,208
   *Tomy Co., Ltd.........................................    700   3,769

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
JAPAN -- (Continued)
    TonenGeneral Sekiyu K.K...............................  1,000 $ 8,720
   *Toppan Printing Co., Ltd..............................  3,000  18,620
   *Topre Corp............................................    600   5,802
   *Toray Industries, Inc.................................  1,000   5,772
   *Toshiba Corp..........................................  2,000   8,905
   *Toshiba Plant Systems & Services Corp.................  1,000  13,956
   *Toshiba TEC Corp......................................  2,000  11,538
   *Tosoh Corp............................................ 12,000  28,867
   *TOTO, Ltd.............................................  1,000   7,915
   *Touei Housing Corp....................................    500   7,134
   *Towa Pharmaceutical Co., Ltd..........................    100   5,332
   *Toyo Ink SC Holdings Co., Ltd.........................  6,000  26,288
   *Toyo Seikan Kaisha, Ltd...............................  1,200  15,312
   *Toyo Suisan Kaisha, Ltd...............................  1,000  27,725
   *Toyo Tanso Co., Ltd...................................    300   7,261
   *Toyobo Co., Ltd....................................... 15,000  23,920
   *Toyoda Gosei Co., Ltd.................................    300   6,647
   *Toyota Boshoku Corp...................................  1,300  17,028
   *Toyota Tsusho Corp....................................    500  11,893
   *Trancom Co., Ltd......................................    300   8,136
   *Transcosmos, Inc......................................    500   6,202
   *Trend Micro, Inc......................................    200   5,839
   *Trusco Nakayama Corp..................................    300   5,566
   *TS Tech Co., Ltd......................................    400   7,737
   *TSI Holdings Co., Ltd.................................    100     532
   *Tsubakimoto Chain Co..................................  1,000   5,310
   *Tsugami Corp..........................................  1,000   6,162
   *Tsukishima Kikai Co., Ltd.............................  1,000   8,989
   *Tsumura & Co..........................................    200   6,570
    Tsuruha Holdings, Inc.................................    100   8,361
   *Ube Industries, Ltd................................... 11,000  22,899
   *UKC Holdings Corp.....................................    300   6,265
   *Unicharm Corp.........................................    100   5,304
   *Unipres Corp..........................................    800  17,718
   *United Arrows, Ltd....................................    200   4,840
   *Unitika, Ltd..........................................  3,000   1,709
   *UNY Co., Ltd..........................................  3,800  28,170
   *Ushio, Inc............................................    800   8,649
   *USS Co., Ltd..........................................     50   5,617
   *Valor Co., Ltd........................................    300   4,790
   *Vital KSK Holdings, Inc...............................    500   4,833
   *Wacoal Corp...........................................  1,000  10,435
   *Wacom Co., Ltd........................................      1   3,261
   *Wakita & Co., Ltd.....................................  1,000   8,859
   *West Japan Railway Co.................................    900  35,490
   *Xebio Co., Ltd........................................    300   6,129
   *Yachiyo Bank, Ltd. (The)..............................    100   2,373
   *Yahoo Japan Corp......................................     15   5,882
   *Yakult Honsha Co., Ltd................................    200   8,428
   *Yamada Denki Co., Ltd.................................    570  21,951
   *Yamaguchi Financial Group, Inc........................  2,000  19,269
    Yamaha Motor Co., Ltd.................................  1,100  14,000
   *Yamanashi Chuo Bank, Ltd..............................  2,000   8,118
   *Yamato Holdings Co., Ltd..............................  1,500  25,211
   *Yamato Kogyo Co., Ltd.................................    700  20,051
    Yamazaki Baking Co., Ltd..............................  1,000  11,188
   *Yamazen Co., Ltd......................................    800   5,929
   *Yaskawa Electric Corp.................................  1,000   9,341
   *Yodogawa Steel Works, Ltd.............................  2,000   7,122
   *Yokogawa Bridge Holdings Corp.........................  1,000   9,590
    Yokohama Rubber Co., Ltd. (The).......................  3,000  23,114

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
JAPAN -- (Continued)
   *Yuasa Trading Co., Ltd................................  3,000 $     5,876
   *Zeon Corp.............................................  1,000       8,675
                                                                  -----------
TOTAL JAPAN...............................................         10,242,936
                                                                  -----------
NETHERLANDS -- (2.1%)
   *Aalberts Industries NV................................  1,054      23,686
   *Accell Group NV.......................................    304       5,855
   *Aegon NV.............................................. 13,112      87,539
   *Akzo Nobel NV.........................................  1,332      91,165
    APERAM NV.............................................    371       5,379
   *Arcadis NV............................................  1,338      35,188
   *ASM International NV..................................    291      11,598
   *Asml Holding NV.......................................    352      26,423
    Beter Bed Holding NV..................................    103       2,076
   *BinckBank NV..........................................    625       6,050
   *Brunel International NV...............................     16         857
   *CSM NV................................................  1,476      34,169
   *DE Master Blenders 1753 NV............................  3,000      37,009
   *Delta Lloyd NV........................................  1,149      22,632
   *Fugro NV..............................................    535      32,381
   *Heijmans NV...........................................    592       6,337
   *Hunter Douglas NV.....................................     40       1,793
   *ING Groep NV.......................................... 16,985     171,790
   *ING Groep NV Sponsored ADR............................    924       9,314
   *Koninklijke Ahold NV..................................  6,237      91,650
   *Koninklijke Bam Groep NV..............................  2,043       8,543
   *Koninklijke Boskalis Westminster NV...................    570      26,095
   *Koninklijke KPN NV....................................  1,902      10,692
   *Koninklijke Ten Cate NV...............................    430      11,655
   *Koninklijke Vopak NV..................................    270      18,428
   *Koninklijke Wessanen NV...............................  1,773       5,576
   *Nutreco NV............................................    542      48,045
   *Philips Electronics NV ADR............................  3,010      93,581
   *Randstad Holdings NV..................................  1,228      50,915
   *Reed Elsevier NV......................................  1,546      24,012
   *Reed Elsevier NV ADR..................................    469      14,534
   *Royal Imtech NV.......................................  1,069      28,230
   *SBM Offshore NV.......................................  3,179      48,680
   *Sligro Food Group NV..................................    122       3,929
   *TKH Group NV..........................................    281       7,672
   *TomTom NV.............................................  1,004       5,207
   *Unit4 NV..............................................    216       7,228
   *Wolters Kluwer NV.....................................  2,613      52,933
                                                                  -----------
TOTAL NETHERLANDS.........................................          1,168,846
                                                                  -----------
NEW ZEALAND -- (0.3%)
   *Air New Zealand, Ltd..................................  5,024       5,261
   *Auckland International Airport, Ltd...................  6,999      16,659
   *Chorus, Ltd...........................................  4,878      11,674
   *Contact Energy, Ltd...................................  3,584      15,702
   *Fisher & Paykel Healthcare Corp., Ltd.................  2,598       5,194
   *Fletcher Building, Ltd................................  1,823      14,564
   *Freightways, Ltd......................................    544       2,073
    Kathmandu Holdings, Ltd...............................  3,474       6,444
   *Mainfreight, Ltd......................................    742       7,471
   *Nuplex Industries, Ltd................................  2,075       5,748
   *Port of Tauranga, Ltd.................................  1,180      13,722
    Ryman Healthcare, Ltd.................................  4,796      18,557
    Sky Network Television, Ltd...........................  6,170      26,825
   *Telecom Corp. of New Zealand, Ltd.....................  2,533       5,158
   *Tower, Ltd............................................  3,150       5,106

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
NEW ZEALAND -- (Continued)
    TrustPower, Ltd.......................................    712 $  5,012
                                                                  --------
TOTAL NEW ZEALAND.........................................         165,170
                                                                  --------
NORWAY -- (1.1%)
   *Aker ASA Series A.....................................    249   10,618
   *Aker Solutions ASA....................................    571   12,488
   *Algeta ASA............................................    168    5,143
   *Atea ASA..............................................  1,140   13,543
   *Austevoll Seafood ASA.................................    502    2,856
   *Bakkafrost P/F........................................    264    2,984
   *Bonheur ASA...........................................     81    2,128
   *BWG Homes ASA.........................................  2,437    5,626
   *Cermaq ASA............................................    366    6,293
   *Copeinca ASA..........................................    645    5,097
   *DNB ASA...............................................  5,316   74,469
   *DNO International ASA.................................  1,110    1,894
   *Ekornes ASA...........................................    328    5,741
   *Fred Olsen Energy ASA.................................    193    9,217
   *Frontline, Ltd........................................  1,584    5,542
   *Gjensidige Forsikring ASA.............................    600    9,431
   *Hoegh LNG Holdings, Ltd...............................    401    3,782
   *Kvaerner ASA..........................................  1,973    5,704
   *Leroey Seafood Group ASA..............................     72    2,081
   *Marine Harvest ASA.................................... 21,441   21,460
   *Norsk Hydro ASA.......................................  9,458   45,405
   *Norwegian Air Shuttle ASA.............................    232    7,082
   *Opera Software ASA....................................    908    5,694
   *Orkla ASA.............................................  4,072   35,917
   *Petroleum Geo-Services ASA............................    408    7,238
   *Pronova BioPharma ASA.................................    580    1,427
    Prosafe ASA...........................................    927    8,822
   *Schibsted ASA.........................................    286   11,515
   *Seadrill, Ltd.........................................    214    8,492
   *SpareBank 1 SR Bank ASA...............................  1,785   13,717
   *Statoil ASA Sponsored ADR.............................  3,427   90,918
    Stolt-Nielsen, Ltd....................................     94    2,006
   *Storebrand ASA........................................  6,929   35,472
   *Subsea 7 SA...........................................  2,410   58,218
   *Telenor ASA...........................................    896   19,739
   *TGS Nopec Geophysical Co. ASA.........................    147    5,482
   *Tomra Systems ASA.....................................    607    5,165
    Wilh Wilhelmsen ASA...................................    202    1,923
    Wilh Wilhelmsen Holding ASA...........................    223    7,157
   *Yara International ASA................................    749   39,943
                                                                  --------
TOTAL NORWAY..............................................         617,429
                                                                  --------
PORTUGAL -- (0.4%)
   *Banco BPI SA..........................................  4,285    7,379
   *Banco Comercial Portugues SA.......................... 13,205    1,778
   *Banco Espirito Santo SA............................... 43,379   61,521
   *EDP Renovaveis SA.....................................  3,175   18,117
   *Energias de Portugal SA...............................  7,130   22,959
   *Galp Energia SGPS SA..................................  1,011   16,411
    Jeronimo Martins SGPS SA..............................    300    6,382
   *Portucel SA...........................................  1,798    6,952
   *Portugal Telecom SA...................................  4,462   26,049
   *Sociedade de Investimento e Gestao SGPS SA............    708    6,825
   *Sonae SGPS SA......................................... 21,046   20,842
   *Sonaecom SGPS SA......................................  2,761    5,512

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
PORTUGAL -- (Continued)
   *Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA...................................  1,580 $    6,760
                                                                  ----------
TOTAL PORTUGAL............................................           207,487
                                                                  ----------
SINGAPORE -- (1.8%)
    AusGroup, Ltd......................................... 14,000      7,185
   *Biosensors International Group, Ltd...................  7,000      7,663
   *Bukit Sembawang Estates, Ltd..........................  5,000     27,463
   *CapitaLand, Ltd....................................... 19,000     61,369
   *Chip Eng Seng Corp., Ltd.............................. 14,000      8,694
   *City Developments, Ltd................................  2,000     18,879
   *ComfortDelGro Corp., Ltd.............................. 13,000     20,270
   *Cosco Corp Singapore, Ltd.............................  8,000      6,143
   *CWT, Ltd..............................................  5,000      5,800
   *DBS Group Holdings, Ltd...............................  8,000     96,690
   *Ezion Holdings, Ltd...................................  5,000      7,311
   *Ezra Holdings, Ltd....................................  6,000      5,764
   *First Resources, Ltd..................................  3,000      4,735
    Golden Agri-Resources, Ltd............................ 96,000     49,329
   *GuocoLand, Ltd........................................  5,000      9,660
   *Hongkong Land Holdings, Ltd...........................  5,000     39,122
   *Hotel Properties, Ltd.................................  9,000     23,207
   *Hyflux, Ltd...........................................  5,000      5,436
   *Indofood Agri Resources, Ltd..........................  5,000      5,276
   *Keppel Corp., Ltd.....................................  2,000     18,583
   *Keppel Land, Ltd......................................  9,000     30,966
   *Neptune Orient Lines, Ltd............................. 17,000     17,660
   *Noble Group, Ltd...................................... 43,000     42,404
    Olam International, Ltd............................... 25,000     32,694
   *OSIM International, Ltd...............................  4,000      5,818
   *Oversea-Chinese Banking Corp., Ltd.................... 10,000     79,000
   *Overseas Union Enterprise, Ltd........................  3,000      7,230
   *Raffles Education Corp., Ltd.......................... 19,000      5,527
    SATS, Ltd.............................................  3,000      7,391
   *SembCorp Industries, Ltd..............................  2,000      8,859
   *SembCorp Marine, Ltd..................................  3,000     11,463
    SIA Engineering Co., Ltd..............................  2,000      7,999
    Singapore Airlines, Ltd...............................  6,000     53,283
   *Singapore Exchange, Ltd...............................  5,000     31,470
   *Singapore Post, Ltd................................... 20,000     19,557
    Singapore Press Holdings, Ltd.........................  2,000      6,626
    Singapore Telecommunications, Ltd.....................  7,000     19,784
    SMRT Corp., Ltd.......................................  4,000      5,271
   *Stamford Land Corp., Ltd.............................. 11,000      5,245
   *StarHub, Ltd..........................................  2,000      6,303
   *STX OSV Holdings, Ltd................................. 23,000     23,417
    Tat Hong Holdings, Ltd................................  5,000      6,220
   *Tuan Sing Holdings, Ltd............................... 21,000      6,281
   *United Engineers, Ltd.................................  3,000      8,222
   *United Industrial Corp., Ltd..........................  3,000      6,763
   *United Overseas Bank, Ltd.............................  5,000     76,148
   *UOB-Kay Hian Holdings, Ltd............................  4,000      5,543
   *Venture Corp., Ltd....................................  4,000     27,440
   *Wilmar International, Ltd.............................  5,000     15,420
    Wing Tai Holdings, Ltd................................  4,000      6,150
   *Yongnam Holdings, Ltd................................. 26,000      5,572
                                                                  ----------
TOTAL SINGAPORE...........................................         1,020,305
                                                                  ----------
SPAIN -- (2.5%)
    Abertis Infraestructuras SA...........................    493      8,441
   *Acciona SA............................................    357     28,722
   *Acerinox SA...........................................    803      8,898

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SPAIN -- (Continued)
   *ACS, Actividades de Construccion y Servicios SA.......    647 $   15,530
    Adveo Group International SA..........................     62        900
   *Almirall SA...........................................    194      2,399
   *Amadeus IT Holding SA.................................    421     10,550
    Antena 3 de Television SA.............................  1,251      7,370
   *Banco Bilbao Vizcaya Argentaria SA.................... 11,657    115,891
   *Banco Bilbao Vizcaya Argentaria SA Sponsored ADR......  2,250     22,230
   *Banco de Sabadell SA.................................. 38,200    102,488
   *Banco Espanol de Credito SA...........................    310      1,595
   *Banco Popular Espanol SA.............................. 42,340     38,288
   *Banco Santander SA.................................... 37,226    311,601
   *Banco Santander SA Issue 13 Shares....................    907      7,610
   *Bankinter SA..........................................  2,039     11,098
    Bolsas y Mercados Espanoles SA........................    375     10,504
   *CaixaBank SA..........................................  5,731     22,686
   *Cie Automotive SA.....................................    540      3,774
   *Construcciones y Auxiliar de Ferrocarriles SA.........     17      8,513
   *Distribuidora Internacional de Alimentacion SA........  3,647     26,923
   *Duro Felguera SA......................................    828      6,012
   *Ebro Foods SA.........................................    925     18,762
   *Elecnor SA............................................     64        819
    Enagas SA.............................................  1,133     26,807
   *Ence Energia y Celulosa SA............................  1,556      4,659
    Faes Farma SA.........................................  8,605     26,767
   *Ferrovial SA..........................................  1,554     24,954
   *Fomento de Construcciones y Contratas SA..............    699      9,462
   *Gamesa Corp Tecnologica SA............................  1,472      3,480
   *Gas Natural SDG SA....................................  1,789     35,739
   *Grupo Catalana Occidente SA...........................    906     19,495
   *Iberdrola SA.......................................... 19,112    102,839
   *Indra Sistemas SA.....................................  2,085     27,318
   *Industria de Diseno Textil SA.........................    296     41,371
   *Jazztel P.L.C.........................................    859      5,904
    Mapfre SA.............................................  7,045     21,672
   *Mediaset Espana Comunicacion SA.......................  2,162     16,291
   *Melia Hotels International SA.........................     35        286
   *Obrascon Huarte Lain SA...............................    429     13,036
   *Prosegur Cia de Seguridad SA..........................     80        501
   *Red Electrica Corporacion SA..........................    588     32,721
   *Repsol SA.............................................  3,856     85,993
   *Sacyr Vallehermoso SA.................................  2,523      5,797
   *Tecnicas Reunidas SA..................................    113      5,744
   *Telefonica SA Sponsored ADR...........................  3,737     53,663
   *Vidrala SA............................................    192      6,206
    Viscofan SA...........................................    626     32,739
   *Zardoya Otis SA.......................................    314      4,813
                                                                  ----------
TOTAL SPAIN...............................................         1,399,861
                                                                  ----------
SWEDEN -- (2.8%)
   *Aarhuskarlshamn AB....................................    143      6,086
   *Acando AB.............................................    420      1,042
   *AF AB Series B........................................    350      8,474
   *Alfa Laval AB.........................................    675     14,416
   *Assa Abloy AB Series B................................    724     27,087
   *Atrium Ljungberg AB Series B..........................     30        421
   *Axfood AB.............................................     60      2,482
   *Axis Communications AB................................     64      1,586
   *BillerudKorsnas AB....................................  1,552     16,525
   *BioGaia AB Series B...................................     95      2,525
   *Boliden AB............................................  3,230     59,700
   *Bure Equity AB........................................  1,455      5,398

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SWEDEN -- (Continued)
   *Byggmax Group AB......................................    147 $      831
   *Castellum AB..........................................  1,490     21,972
   *Clas Ohlson AB Series B...............................    553      8,259
   *Concentric AB.........................................    787      7,065
   *Dios Fastigheter AB...................................    144        837
   *Electrolux AB Series B................................  1,251     33,041
   *Elekta AB Series B....................................  1,131     16,769
   *Fabege AB.............................................    967     10,563
   *Getinge AB Series B...................................  1,196     36,907
   *Hakon Invest AB.......................................    519     10,648
   *Haldex AB.............................................  1,153      6,888
   *Hennes & Mauritz AB Series B..........................  1,298     47,760
   *Hexagon AB Series B...................................    701     18,826
   *Hexpol AB.............................................    122      6,748
   *HIQ International AB..................................    222      1,347
   *Hoganas AB Series B...................................    280     11,587
   *Holmen AB Series B....................................    787     24,262
   *Husqvarna AB Series A.................................    336      2,173
   *Husqvarna AB Series B.................................  7,414     47,934
   *Industrial & Financial Systems AB Series B............     26        443
   *Indutrade AB..........................................     99      3,242
   *Intrum Justitia AB....................................    945     15,292
   *JM AB.................................................  1,307     26,873
   *Kungsleden AB.........................................  4,562     28,189
   *Lindab International AB...............................    362      2,589
   *Loomis AB Series B....................................    674     11,202
   *Lundin Petroleum AB...................................  1,390     35,706
   *Meda AB Series A......................................  2,353     27,486
   *Medivir AB Series B...................................    328      3,973
   *Mekonomen AB..........................................     81      2,884
   *Millicom International Cellular SA SDR................    127     11,701
   *Modern Times Group AB Series B........................    319     11,673
   *NCC AB Series B.......................................  1,728     40,285
   *NIBE Industrier AB Series B...........................    576      9,066
   *Nobia AB..............................................  1,248      7,579
   *Nolato AB Series B....................................    433      5,936
   *Nordea Bank AB........................................ 10,965    120,937
   *Peab AB Series B......................................  5,723     29,837
   *Ratos AB Series B.....................................  2,456     23,679
   *Rezidor Hotel Group AB................................  1,068      4,681
   *Sandvik AB............................................  1,750     28,076
   *Securitas AB Series B.................................  2,430     22,707
   *Skandinaviska Enskilda Banken AB Series A.............  7,693     77,061
   *Skanska AB Series B...................................  3,251     55,291
    Skistar AB............................................    194      2,532
   *SSAB AB Series A......................................  3,965     32,762
   *SSAB AB Series B......................................    525      3,752
   *Svenska Cellulosa AB Series A.........................    102      2,478
   *Svenska Cellulosa AB Series B.........................  3,862     93,631
   *Svenska Handelsbanken AB Series A.....................  2,056     84,008
   *Svenska Handelsbanken AB Series B.....................     23        901
   *Sweco AB Series B.....................................    220      2,543
   *Swedbank AB Series A..................................  3,863     91,216
   *Swedish Orphan Biovitrum AB...........................  1,622      9,690
   *Systemair AB..........................................    168      2,524
   *Tele2 AB Series B.....................................  2,670     47,889
   *TeliaSonera AB........................................  8,653     62,415
   *Trelleborg AB Series B................................  3,107     39,870
   *Wallenstam AB Series B................................    383      4,772
   *Wihlborgs Fastigheter AB..............................    156      2,499
                                                                  ----------
TOTAL SWEDEN..............................................         1,550,029
                                                                  ----------

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
SWITZERLAND -- (5.3%)
   *ABB, Ltd. Sponsored ADR...............................  8,786 $188,108
   *Actelion, Ltd.........................................  1,007   49,883
   *Adecco SA.............................................  1,016   58,261
   *Allreal Holding AG....................................    214   32,452
   *Alpiq Holding AG......................................     25    3,153
   *Ams AG................................................     65    7,996
   *Aryzta AG.............................................  1,044   58,627
   *Ascom Holding AG......................................    588    6,606
   *Baloise Holding AG....................................    621   56,197
   *Bank Coop AG..........................................     85    5,065
   *Banque Cantonale de Geneve SA.........................     19    4,418
   *Banque Cantonale Vaudoise AG..........................     23   12,294
   *Berner Kantonalbank AG................................     67   18,865
   *Bobst Group AG........................................     63    1,961
   *Bossard Holding AG....................................     22    3,616
   *Bucher Industries AG..................................     66   13,843
   *Burckhardt Compression Holding AG.....................     18    6,344
   *Cie Financiere Tradition SA...........................     83    4,754
   *Clariant AG...........................................  3,979   54,306
   *Compagnie Financiere Richemont SA Series A............  1,503  123,462
   *Credit Suisse Group AG Sponsored ADR.................. 10,165  300,274
   *Daetwyler Holding AG..................................     58    5,984
   *EFG International AG..................................    348    4,089
   *Emmi AG...............................................     11    3,023
   *EMS-Chemie Holding AG.................................     22    5,586
   *Energiedienst Holding AG..............................     25    1,077
   *Flughafen Zuerich AG..................................     55   24,474
   *Forbo Holding AG......................................     17   11,418
   *Galenica Holding AG...................................     28   16,688
   *GAM Holding AG........................................  2,263   37,298
   *Gategroup Holding AG..................................    204    5,116
   *Geberit AG............................................     50   11,696
   *George Fisher AG......................................    101   43,141
   *Givaudan SA...........................................     57   63,294
   *Helvetia Holding AG...................................     55   22,401
   *Huber & Suhner AG.....................................     97    4,928
   *Implenia AG...........................................    190    9,392
   *Inficon Holding AG....................................     24    6,586
   *Intershop Holding AG..................................     15    5,384
   *Julius Baer Group, Ltd................................  3,022  123,480
   *Kaba Holding AG.......................................     65   27,417
   *Kudelski SA...........................................    157    1,810
   *Kuehne & Nagel International AG.......................     73    8,569
   *Kuoni Reisen Holding AG Series B......................     28    8,510
   *LEM Holding SA........................................     10    6,248
   *Liechtensteinische Landesbank AG......................     69    2,372
   *Logitech International SA.............................  1,382    9,176
   *Luzerner Kantonalbank AG..............................     35   13,628
   *MCH Group AG..........................................     97    5,649
   *Metall Zug AG.........................................      3    6,666
   *Meyer Burger Technology AG............................    516    4,801
   *Mobilezone Holding AG.................................    307    3,253
   *Mobimo Holding AG.....................................    140   32,758
   *Nobel Biocare Holding AG..............................    947    9,919
   *OC Oerlikon Corp. AG..................................  2,141   26,288
   *Orascom Development Holding AG........................    232    2,949
   *Partners Group Holding AG.............................     47   11,034
   *PubliGroupe SA........................................     37    5,898
   *Rieters Holdings AG...................................     32    6,252
   *Romande Energie Holding SA............................      3    3,723
   *Schmolz & Bickenbach AG...............................  1,326    3,738

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
SWITZERLAND -- (Continued)
   *Schweiter Technologies AG.............................     14 $    8,491
   *Schweizerische National-Versicherungs-Gesellschaft AG.    238     11,704
   *SGS SA................................................     10     23,789
   *Siegfried Holding AG..................................     18      2,270
   *Sika AG...............................................     25     62,936
   *Sonova Holding AG.....................................    214     24,749
   *St. Galler Kantonalbank AG............................     17      7,230
   *Straumann Holding AG..................................     61      8,208
   *Swatch Group AG (The).................................    210    115,029
   *Swatch Group AG Registered Shares (The)...............    346     32,531
   *Swiss Life Holding AG.................................    430     64,699
   *Swiss Re, Ltd.........................................  2,638    196,130
   *Swisscom AG...........................................     90     39,919
   *Swisslog Holding AG...................................  2,196      2,726
   *Syngenta AG...........................................    173     74,397
   *Tamedia AG............................................      5        593
   *U-Blox AG.............................................    108      5,101
   *UBS AG ADR............................................ 15,849    275,297
   *Valora Holding AG.....................................     49     10,727
   *Vontobel Holdings AG..................................    305      9,830
   *Walliser Kantonalbank AG..............................      1        938
   *Zurich Insurance Group AG.............................  1,187    341,342
                                                                  ----------
TOTAL SWITZERLAND.........................................         2,934,834
                                                                  ----------
UNITED KINGDOM -- (18.2%)
    Aberdeen Asset Management P.L.C.......................  5,890     37,591
   *Admiral Group P.L.C...................................    551     10,700
   *Afren P.L.C........................................... 20,406     46,482
   *Aggreko P.L.C.........................................    360      9,105
   *Alent P.L.C...........................................  2,230     11,838
    Amec P.L.C............................................  3,475     59,544
   *Amlin P.L.C...........................................  9,001     54,748
   *Anglo American P.L.C..................................  4,378    130,952
   *Antofagasta P.L.C.....................................    739     13,400
   *ARM Holdings P.L.C. Sponsored ADR.....................  1,278     52,475
   *Ashmore Group P.L.C...................................  1,437      8,143
   *Ashtead Group P.L.C...................................  7,122     51,251
   *Aviva P.L.C. Sponsored ADR............................  8,735    102,287
   *AZ Electronic Materials SA............................  3,213     19,031
   *Balfour Beatty P.L.C..................................  5,525     23,231
    Barclays P.L.C. Sponsored ADR......................... 11,175    214,113
   *Barratt Developments P.L.C............................ 16,551     57,101
   *BBA Aviation P.L.C....................................  8,720     30,671
   *Beazley P.L.C.........................................  9,110     26,498
    Bellway P.L.C.........................................  2,470     43,447
   *Berendsen P.L.C.......................................  1,381     13,369
   *Berkeley Group Holdings P.L.C. (The)..................  1,590     46,106
   *BG Group P.L.C........................................  7,259    128,839
   *BHP Billiton P.L.C. ADR...............................  2,601    178,533
    Bloomsbury Publishing P.L.C...........................    364        663
   *Bodycote P.L.C........................................  2,363     17,306
   *Bovis Homes Group P.L.C...............................  2,419     22,969
    BP P.L.C. Sponsored ADR............................... 13,963    621,633
    Braemar Shipping Services P.L.C.......................    266      1,605
   *Brammer P.L.C.........................................  1,288      6,691
   *Brewin Dolphin Holdings P.L.C.........................  2,521      8,355
   *British Polythene Industries P.L.C....................    202      1,326
   *British Sky Broadcasting Group P.L.C..................  2,927     37,863
    BT Group P.L.C........................................  6,620     26,114
    BT Group P.L.C. Sponsored ADR.........................  1,051     41,472
   *BTG P.L.C.............................................  2,288     12,026

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ -------
UNITED KINGDOM -- (Continued)
   *Bunzl P.L.C...........................................    891 $16,010
    Burberry Group P.L.C..................................    542  11,644
   *Cairn Energy P.L.C.................................... 10,711  48,678
   *Capita P.L.C..........................................    877  10,934
   *Carillion P.L.C.......................................  4,774  23,084
    Carnival P.L.C. ADR...................................  1,677  67,717
   *Catlin Group, Ltd.....................................  7,086  58,780
   *Centrica P.L.C........................................ 11,501  63,864
   *Chesnara P.L.C........................................    722   2,476
   *Cineworld Group P.L.C.................................  2,696  11,455
   *Clarkson P.L.C........................................    233   5,101
   *Close Brothers Group P.L.C............................  1,307  20,546
   *Colt Group SA.........................................  1,511   2,536
   *Compass Group P.L.C...................................  5,087  61,581
   *Computacenter P.L.C...................................  1,344   9,607
   *Consort Medical P.L.C.................................    120   1,357
    Cranswick P.L.C.......................................    253   3,778
   *Croda International P.L.C.............................    861  33,086
   *CSR P.L.C.............................................  2,732  15,650
   *CSR P.L.C. ADR........................................    300   6,810
   *Daily Mail & General Trust P.L.C. Series A............  1,554  14,768
   *Dairy Crest Group P.L.C...............................  1,624  10,708
    Debenhams P.L.C....................................... 14,174  22,758
   *Dechra Pharmaceuticals P.L.C..........................  1,251  12,311
   *Devro P.L.C...........................................  2,268  12,257
   *Dignity P.L.C.........................................    331   6,124
    Diploma P.L.C.........................................  1,327  11,716
   *Dixons Retail P.L.C................................... 81,626  35,609
   *Domino Printing Sciences P.L.C........................  3,463  36,173
   *Drax Group P.L.C......................................  3,577  33,615
   *DS Smith P.L.C........................................ 13,650  47,945
   *Dunelm Group P.L.C....................................    420   5,056
    E2V Technologies P.L.C................................    931   1,666
   *easyJet P.L.C.........................................  3,214  47,427
   *Electrocomponents P.L.C...............................  6,027  23,288
   *Elementis P.L.C.......................................  9,848  32,971
   *EnQuest P.L.C.........................................  5,152  10,554
   *Essar Energy P.L.C....................................  2,346   4,858
   *Eurasian Natural Resources Corp. P.L.C................  2,061  10,774
   *Euromoney Institutional Investor P.L.C................     86   1,214
   *Evraz P.L.C...........................................  3,856  17,524
   *Exillon Energy P.L.C..................................  1,987   5,087
   *Experian P.L.C........................................  1,354  23,162
   *F&C Asset Management P.L.C............................  3,126   5,231
   *Fenner P.L.C..........................................  3,267  19,649
   *Ferrexpo P.L.C........................................  3,511  14,166
   *Fidessa Group P.L.C...................................    299   7,289
   *Firstgroup P.L.C......................................  3,168   9,735
   *Fresnillo P.L.C.......................................    241   6,335
   *G4S P.L.C............................................. 10,200  44,899
   *Galliford Try P.L.C...................................    493   6,432
   *Gem Diamonds, Ltd.....................................  1,523   3,862
   *Genus P.L.C...........................................    699  15,740
   *GKN P.L.C............................................. 10,434  39,838
    Greencore Group P.L.C.................................  1,718   3,039
   *Greggs P.L.C..........................................    813   6,162
    Halfords Group P.L.C..................................  1,433   7,743
   *Halma P.L.C...........................................  2,635  19,246
   *Hargreaves Lansdown P.L.C.............................    637   6,978
   *Hays P.L.C............................................ 24,210  34,150
    Helical Bar P.L.C.....................................  1,369   4,999

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
UNITED KINGDOM -- (Continued)
   *Henderson Group P.L.C.................................  13,899 $ 34,139
    Hill & Smith Holdings P.L.C...........................     248    1,840
   *Hiscox, Ltd...........................................   5,473   41,128
   *Hochschild Mining P.L.C...............................   1,276    8,554
    Home Retail Group P.L.C...............................  11,613   22,092
    Homeserve P.L.C.......................................   5,883   21,627
   *Howden Joinery Group P.L.C............................   2,588    7,691
   *HSBC Holdings P.L.C. Sponsored ADR....................  16,115  916,299
   *Hunting P.L.C.........................................   2,972   39,939
   *ICAP P.L.C............................................   5,918   30,604
   *IG Group Holdings P.L.C...............................   2,535   17,981
   *IMI P.L.C.............................................   1,099   20,376
   *Inchcape P.L.C........................................   6,677   50,102
   *Informa P.L.C.........................................   8,274   62,828
   *Inmarsat P.L.C........................................   5,716   58,439
   *InterContinental Hotels Group P.L.C...................     910   26,637
   *InterContinental Hotels Group P.L.C. ADR..............     731   21,462
   *International Consolidated Airlines Group SA..........  17,492   58,894
   *Interserve P.L.C......................................   1,877   13,206
   *Intertek Group P.L.C..................................     216   10,650
   *Invensys P.L.C........................................   5,681   31,103
    Investec P.L.C........................................   7,800   57,086
   *IP Group P.L.C........................................   1,377    2,711
   *ITE Group P.L.C.......................................   1,602    6,502
    ITV P.L.C.............................................  24,435   44,412
   *James Fisher & Sons P.L.C.............................     169    2,183
   *Jardine Lloyd Thompson Group P.L.C....................     530    6,599
    JD Sports Fashion P.L.C...............................     411    4,852
   *John Wood Group P.L.C.................................   2,501   31,897
   *Johnson Matthey P.L.C.................................     904   32,442
   *Jupiter Fund Management P.L.C.........................   4,614   23,765
   *Kazakhmys P.L.C.......................................   2,491   28,832
   *Kcom Group P.L.C......................................   4,072    4,645
   *Keller Group P.L.C....................................      41      469
   *Kier Group P.L.C......................................     756   16,173
   *Kingfisher P.L.C......................................  12,139   51,874
    Laird P.L.C...........................................   2,142    7,588
   *Lamprell P.L.C........................................   4,182    8,559
    Lancashire Holdings, Ltd..............................   2,950   38,536
   *Lavendon Group P.L.C..................................   2,191    6,086
   *Legal & General Group P.L.C...........................  42,039  101,520
   *Lloyds Banking Group P.L.C............................ 116,137   95,059
   *Lloyds Banking Group P.L.C. Sponsored ADR.............  20,357   66,975
    London Stock Exchange Group P.L.C.....................   1,320   25,212
   *Lonmin P.L.C..........................................   3,645   20,305
   *Man Group P.L.C.......................................  22,333   31,276
   *Marks & Spencer Group P.L.C...........................   6,439   38,738
   *McBride P.L.C.........................................     338      717
   *Mecom Group P.L.C.....................................     198      288
   *Melrose Industries P.L.C..............................   3,229   11,978
   *Michael Page International P.L.C......................   1,161    7,497
   *Micro Focus International P.L.C.......................     517    5,001
   *Millennium & Copthorne Hotels P.L.C...................   3,136   26,988
   *Mitie Group P.L.C.....................................   8,739   39,050
   *Mondi P.L.C...........................................   3,919   46,431
   *Morgan Crucible Co. P.L.C.............................   2,229    9,813
   *Mothercare P.L.C......................................     960    4,727
    N Brown Group P.L.C...................................     867    5,071
   *National Express Group P.L.C..........................   3,391   11,164
    National Grid P.L.C. Sponsored ADR....................   1,156   63,488
   *Next P.L.C............................................     220   14,152

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES VALUE++
                                                           ------ --------
UNITED KINGDOM -- (Continued)
    Northgate P.L.C.......................................  1,222 $  6,171
   *Novae Group P.L.C.....................................    708    4,762
   *Ocado Group P.L.C.....................................  3,561    5,977
   *Old Mutual P.L.C...................................... 40,495  120,218
   *Optos P.L.C...........................................    998    3,101
    Pace P.L.C............................................  5,447   19,484
   *PayPoint P.L.C........................................    402    5,337
   *Pearson P.L.C. Sponsored ADR..........................  3,964   75,237
   *Pennon Group P.L.C....................................  1,952   20,933
   *Persimmon P.L.C.......................................  3,762   50,289
   *Petra Diamonds, Ltd...................................  3,110    5,381
   *Petropavlovsk P.L.C...................................  1,356    7,476
   *Phoenix Group Holdings P.L.C..........................    525    5,340
   *Photo-Me International P.L.C..........................  6,189    6,452
   *Premier Farnell P.L.C.................................  1,870    6,281
   *Premier Foods P.L.C...................................  1,302    1,932
   *Premier Oil P.L.C.....................................  4,248   25,153
   *Prudential P.L.C. ADR.................................  5,448  166,001
   *PZ Cussons P.L.C......................................  3,584   22,094
   *Randgold Resources, Ltd...............................    371   34,945
   *Reed Elsevier P.L.C. ADR..............................    300   13,053
   *Regus P.L.C........................................... 13,460   25,592
   *Resolution, Ltd....................................... 19,562   81,255
   *Rexam P.L.C........................................... 11,722   87,134
   *Rio Tinto P.L.C. Sponsored ADR........................  4,328  244,402
   *Rolls-Royce Holdings P.L.C............................  3,506   52,635
   *Rotork P.L.C..........................................    340   14,279
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....  5,295   57,768
    Royal Dutch Shell P.L.C. ADR..........................  8,864  644,590
    RPC Group P.L.C.......................................  1,306    8,891
   *RPS Group P.L.C.......................................  1,759    6,416
   *RSA Insurance Group P.L.C............................. 47,663   99,605
   *Sage Group P.L.C......................................  9,175   46,982
    Sainsbury (J.) P.L.C.................................. 11,557   60,551
   *Salamander Energy P.L.C...............................  1,958    5,685
   *Savills P.L.C.........................................  1,306   10,253
   *Schroders P.L.C.......................................    635   19,513
   *Schroders P.L.C. Non-Voting...........................    380    9,484
   *SDL P.L.C.............................................    645    5,361
   *Senior P.L.C..........................................  4,637   14,794
   *Serco Group P.L.C.....................................  2,941   25,857
    Severn Trent P.L.C....................................    797   20,500
    Shanks Group P.L.C....................................    824    1,196
   *Shire P.L.C...........................................  1,053   35,225
   *SIG P.L.C.............................................  1,286    2,692
   *Smith & Nephew P.L.C..................................  3,608   41,604
   *Smiths Group P.L.C....................................  1,055   20,527
   *Smiths News P.L.C.....................................  1,990    5,161
   *Soco International P.L.C..............................  1,594    9,663
   *Spectris P.L.C........................................  1,582   55,416
   *Speedy Hire P.L.C.....................................  7,195    4,383
   *Spirax-Sarco Engineering P.L.C........................    489   17,452
   *Spirent Communications P.L.C..........................  4,616   11,745
   *Sports Direct International P.L.C.....................    776    4,861
   *SSE P.L.C.............................................  3,044   68,514
    St. Ives Group P.L.C..................................  2,904    5,398
   *St. Modwen Properties P.L.C...........................    177      665
   *Stagecoach Group P.L.C................................  3,371   16,372
   *Standard Chartered P.L.C..............................  8,830  234,776
   *Standard Life P.L.C...................................  9,448   51,812
   *Sthree P.L.C..........................................    337    1,794

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                           -------- -----------
UNITED KINGDOM -- (Continued)
   *SuperGroup P.L.C......................................      463 $     4,461
    Synergy Health P.L.C..................................      560       9,751
   *Synthomer P.L.C.......................................    3,101       9,635
   *TalkTalk Telecom Group P.L.C..........................    2,753      10,321
   *Tate & Lyle P.L.C.....................................    4,123      53,130
   *Taylor Wimpey P.L.C...................................   63,035      71,114
   *Telecom Plus P.L.C....................................      171       2,625
   *Tesco P.L.C...........................................   40,754     230,325
   *Thomas Cook Group P.L.C...............................   24,660      26,356
   *Travis Perkins P.L.C..................................    2,499      47,900
   *Trinity Mirror P.L.C..................................    5,094       7,854
   *TT electronics P.L.C..................................      201         513
   *TUI Travel P.L.C......................................    3,347      15,418
   *Tullett Prebon P.L.C..................................    1,747       6,638
   *Tullow Oil P.L.C......................................    1,700      30,652
   *UBM P.L.C.............................................    1,340      15,962
   *Unite Group P.L.C.....................................    1,369       6,176
    United Utilities Group P.L.C..........................    4,361      50,607
   *Vectura Group P.L.C...................................    3,557       5,246
    Vedanta Resources P.L.C...............................    2,048      39,110
   *Vesuvius P.L.C........................................    2,230      12,797
   *Victrex P.L.C.........................................      229       5,561
   *Vitec Group P.L.C. (The)..............................      435       4,208
    Vodafone Group P.L.C..................................  192,227     524,616
   *Weir Group P.L.C. (The)...............................    1,785      56,182
   *WH Smith P.LC.........................................      522       5,513
   *Whitbread P.L.C.......................................    1,379      56,203
   *William Morrison Supermarkets P.L.C...................   10,884      43,291
   *Wolfson Microelectronics P.L.C........................    1,488       4,754
    Wolseley P.L.C........................................    1,141      53,259
   *WPP P.L.C.............................................    9,438     148,598
   *Xchanging P.L.C.......................................    2,794       5,383
                                                                    -----------
TOTAL UNITED KINGDOM......................................           10,122,061
                                                                    -----------
UNITED STATES -- (0.0%)
   *Prothena Corp. P.L.C..................................       34         204
                                                                    -----------
TOTAL COMMON STOCKS.......................................           51,757,327
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13....................       39           8
   *Iberdrola SA Warrants 03/22/13........................        1          --
   *Repsol SA Rights 01/28/13.............................       27          18
                                                                    -----------
TOTAL SPAIN...............................................                   26
                                                                    -----------
UNITED KINGDOM -- (0.0%)
   *Phoenix Group Holdings P.L.C. Rights 02/15/13.........      102         227
                                                                    -----------
TOTAL RIGHTS/WARRANTS.....................................                  253
                                                                    -----------

                                                           SHARES/
                                                            FACE
                                                           AMOUNT
                                                            (000)     VALUE+
                                                           -------- -----------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@DFA Short Term Investment Fund........................  259,291   3,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.17%, 02/01/13 (Collateralizedby FNMA 3.500%,
     11/01/42, valued at $885,318) to be repurchased at
     $867,963............................................. $    868     867,959
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL.......................            3,867,959
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%).............................
  (Cost $51,817,696)^^....................................          $55,625,539
                                                                    ===========

INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                    ----------- ----------- ------- -----------
Common Stocks
   Australia....................... $   142,641 $ 3,816,889   --    $ 3,959,530
   Austria.........................          --     400,821   --        400,821
   Belgium.........................      65,722     479,635   --        545,357
   Canada..........................   5,774,731      19,579   --      5,794,310
   Colombia........................       1,245          --   --          1,245
   Denmark.........................          --     518,291   --        518,291
   Finland.........................          --     775,806   --        775,806
   France..........................     420,777   3,292,554   --      3,713,331
   Germany.........................     270,904   2,815,877   --      3,086,781
   Hong Kong.......................          --   1,652,907   --      1,652,907
   Ireland.........................     122,626     137,268   --        259,894
   Israel..........................      15,805     226,179   --        241,984
   Italy...........................     198,121   1,179,787   --      1,377,908
   Japan...........................      98,175  10,144,761   --     10,242,936
   Netherlands.....................     143,852   1,024,994   --      1,168,846
   New Zealand.....................          --     165,170   --        165,170
   Norway..........................      99,410     518,019   --        617,429
   Portugal........................          --     207,487   --        207,487
   Singapore.......................          --   1,020,305   --      1,020,305
   Spain...........................      75,893   1,323,968   --      1,399,861
   Sweden..........................          --   1,550,029   --      1,550,029
   Switzerland.....................     772,855   2,161,979   --      2,934,834
   United Kingdom..................   3,554,315   6,567,746   --     10,122,061
   United States...................         204          --   --            204
Rights/Warrants
   Spain...........................          --          26   --             26
   United Kingdom..................          --         227   --            227
Securities Lending Collateral......          --   3,867,959   --      3,867,959
                                    ----------- -----------   --    -----------
TOTAL.............................. $11,757,276 $43,868,263   --    $55,625,539
                                    =========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                 EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
 COMMON STOCKS -- (89.4%)
 BRAZIL -- (7.6%)
    *Abril Educacao SA......................................   1,500 $   33,000
     AES Tiete SA...........................................  11,162    104,426
     Aliansce Shopping Centers SA...........................  21,291    276,382
     All America Latina Logistica SA........................ 137,600    599,087
     Anhanguera Educacional Participacoes SA................  29,997    583,716
     Arezzo Industria e Comercio SA.........................  10,128    190,725
     Arteris SA.............................................  18,000    187,200
     Autometal SA...........................................  12,100    133,435
    *B2W Cia Global Do Varejo SA............................  20,700    158,627
    *Banco ABC Brasil SA....................................     652      4,761
     Banco Bradesco SA......................................  67,977  1,208,078
     Banco do Brasil SA..................................... 139,526  1,709,611
     Banco Santander Brasil SA ADR.......................... 180,109  1,336,409
     Bematech SA............................................   9,500     34,826
    *BHG SA - Brazil Hospitality Group......................   2,800     27,967
     BM&F Bovespa SA........................................ 394,425  2,761,084
     BR Malls Participacoes SA..............................  78,523  1,016,558
     Brasil Brokers Participacoes SA........................  50,900    161,543
    *BrasilAgro - Companhia Brasileira de Propriedades
      Agricolas SA..........................................     600      3,034
     BRF - Brasil Foods SA..................................  49,600  1,089,464
    #BRF - Brasil Foods SA ADR..............................  43,834    973,115
     Brookfield Incorporacoes SA............................ 157,789    267,822
     CCR SA.................................................  85,600    883,361
    *CCX Carvao da Colombia SA..............................   5,622     10,559
     Centrais Eletricas Brasileiras SA......................   2,900     10,369
    #Centrais Eletricas Brasileiras SA ADR..................  17,139    108,318
     Centrais Eletricas Brasileiras SA Sponsored ADR........  27,372     97,171
     CETIP SA - Mercados Organizados........................  25,146    316,322
     Cia de Saneamento Basico do Estado de Sao Paulo ADR....  12,938    575,870
     Cia de Saneamento de Minas Gerais-Copasa SA............  17,000    413,699
     Cia Energetica de Minas Gerais SA......................   6,452     69,763
     Cia Hering SA..........................................  18,150    345,254
    *Cia Paranaense de Energia SA...........................   2,600     33,921
    #Cia Siderurgica Nacional SA Sponsored ADR.............. 115,823    628,919
     Cielo SA...............................................  25,415    718,790
     Cosan SA Industria e Comercio..........................  24,328    574,191
     CPFL Energia SA........................................  14,100    143,737
    #CPFL Energia SA ADR....................................   5,507    114,050
     Cremer SA..............................................   7,500     53,670
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes........................................  78,600    692,711
     Cyrela Commercial Properties SA Empreendimentos e
       Participacoes........................................   1,400     17,330
     Direcional Engenharia SA...............................  22,200    167,781
     Duratex SA.............................................  58,227    404,681
     EcoRodovias Infraestrutura e Logistica SA..............  34,100    301,726
     Embraer SA.............................................  42,200    348,603
     Embraer SA ADR.........................................  22,550    743,474
     Energias do Brazil SA..................................  55,200    337,905
     Equatorial Energia SA..................................  21,306    200,611
     Estacio Participacoes SA...............................  14,200    314,470
     Eternit SA.............................................  20,866     88,123
     Even Construtora e Incorporadora SA....................  52,300    256,595
     EZ Tec Empreendimentos e Participacoes SA..............  13,600    176,885
    *Fertilizantes Heringer SA..............................   6,700     34,352
   #*Fibria Celulose SA Sponsored ADR.......................  70,658    871,920
     Forjas Taurus SA.......................................   2,402      3,377
    *Gafisa SA..............................................  24,200     60,398
    *Gafisa SA ADR..........................................  57,928    285,006
    *General Shopping Brasil SA.............................   5,100     25,585

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
    Gerdau SA...............................................  22,200 $  171,237
   *Gol Linhas Aereas Inteligentes SA ADR...................     100        728
    Grendene SA.............................................  21,300    187,398
   *Guararapes Confeccoes SA................................   1,600     87,571
    Helbor Empreendimentos SA...............................  30,100    175,338
   *Hypermarcas SA..........................................  92,840    801,892
    Iguatemi Empresa de Shopping Centers SA.................  15,704    227,593
   *Industrias Romi SA......................................   3,400      8,281
    International Meal Co. Holdings SA......................  10,700    147,227
    Iochpe-Maxion SA........................................  16,800    220,192
    Itau Unibanco Holding SA................................  29,200    491,371
   *JBS SA.................................................. 101,500    388,905
    JHSF Participacoes SA...................................  23,700    103,186
    JSL SA..................................................  19,300    146,057
    Kepler Weber SA.........................................   2,372     14,556
   *Kroton Educacional SA Common Shares.....................  17,120    420,395
    Light SA................................................  19,298    198,470
    Localiza Rent a Car SA..................................  17,700    325,317
   *Log-in Logistica Intermodal SA..........................   7,300     30,757
    Lojas Americanas SA.....................................  15,206    129,278
    Lojas Renner SA.........................................  17,400    696,489
    LPS Brasil Consultoria de Imoveis SA....................   8,600    152,881
    M. Dias Branco SA.......................................   5,200    206,318
    Magnesita Refratarios SA................................  43,985    177,146
    Mahle-Metal Leve SA Industria e Comercio................  12,700    171,876
    Marcopolo SA............................................     700      4,158
   *Marfrig Alimentos SA....................................  55,050    283,357
    Marisa Lojas SA.........................................   9,483    155,959
   *Metalfrio Solutions SA..................................   2,400      4,495
    Mills Estruturas e Servicos de Engenharia SA............  12,400    208,602
    Minerva SA..............................................  20,800    135,787
   *MMX Mineracao e Metalicos SA (B18XCG7)..................  47,919     81,576
   *MMX Mineracao e Metalicos SA (B8GB3B4)..................  26,779     45,050
    MRV Engenharia e Participacoes SA.......................  97,113    555,949
    Multiplan Empreendimentos Imobiliarios SA...............  13,237    382,549
    Multiplus SA............................................   6,200    133,256
    Natura Cosmeticos SA....................................  16,400    442,253
   *OGX Petroleo e Gas Participacoes SA.....................      75        154
    Oi SA...................................................  19,516     99,474
    Oi SA ADR (670851104)...................................   1,991     10,015
   #Oi SA ADR (670851203)...................................  66,916    275,025
   *OSX Brasil SA...........................................  14,300     64,630
   *Paranapanema SA.........................................  50,214    131,124
    PDG Realty SA Empreendimentos e Participacoes........... 416,433    660,822
    Petroleo Brasileiro SA..................................  31,800    291,116
    Petroleo Brasileiro SA ADR.............................. 190,796  3,487,751
    Plascar Participacoes Industriais SA....................  15,900      3,274
    Porto Seguro SA.........................................  25,700    308,449
    Portobello SA...........................................     600      1,281
   *Positivo Informatica SA.................................   6,400     16,294
    Profarma Distribuidora de Produtos Farmaceuticos SA.....   1,700     14,496
   *QGEP Participacoes SA...................................  27,100    186,305
    Raia Drogasil SA........................................  41,814    467,201
   *Refinaria de Petroleos Manguinhos SA....................  40,500      4,678
    Restoque Comercio e Confeccoes de Roupas SA.............  18,000     77,736
    Rodobens Negocios Imobiliarios SA.......................   8,300     57,310
    Rossi Residencial SA (B0WPDR0)..........................  75,768    159,804
   *Rossi Residencial SA (B8L5R19)..........................  18,400     38,900
    Santos Brasil Participacoes SA..........................  11,200    179,978
    Sao Martinho SA.........................................  16,684    238,780
    SLC Agricola SA.........................................  12,500    135,461

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
BRAZIL -- (Continued)
    Sonae Sierra Brasil SA..............................      7,400 $   113,526
   *Springs Global Participacoes SA.....................     12,300      18,468
    Sul America SA......................................     48,674     455,125
   *T4F Entretenimento SA...............................      4,600      17,348
   *Technos SA..........................................      1,255      15,441
    Tecnisa SA..........................................     31,600     118,063
    Tegma Gestao Logistica SA...........................      4,297      73,366
    Telefonica Brasil SA................................      2,529      55,753
    Terna Participacoes SA..............................     28,215     332,966
    Tim Participacoes SA................................     20,300      89,708
    Tim Participacoes SA ADR............................     14,209     312,598
    Totvs SA............................................     15,900     346,289
    Tractebel Energia SA................................     18,462     328,104
    Triunfo Participacoes e Investimentos SA............      5,500      34,193
    Ultrapar Participacoes SA...........................     24,844     599,719
    Usinas Siderurgicas de Minas Gerais SA..............     18,000     100,786
    Vale SA Sponsored ADR...............................    188,600   3,804,061
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA......................     10,340     220,420
   *Vanguarda Agro SA...................................    406,791      89,883
   *Viver Incorporadora e Construtora SA................     36,653      16,381
    WEG SA..............................................     34,571     438,528
                                                                    -----------
TOTAL BRAZIL............................................             45,894,601
                                                                    -----------

CHILE -- (1.7%)
    AES Gener SA........................................    304,925     209,624
    Aguas Andinas SA Series A...........................    420,014     311,014
   *AquaChile SA........................................      2,177       1,658
    Banco de Chile SA...................................     58,859       9,802
   #Banco de Chile SA Series F ADR......................      4,135     411,226
    Banco de Credito e Inversiones SA...................      4,645     362,583
   #Banco Santander Chile SA ADR........................     11,691     353,068
    Besalco SA..........................................     51,211      95,185
    CAP SA..............................................      8,367     309,684
    Cencosud SA.........................................    104,441     650,180
   *Cencosud SA ADR.....................................      2,000      36,980
    Cia General de Electricidad SA......................     39,633     227,059
   *Colbun SA...........................................    858,987     271,384
   *Compania Sud Americana de Vapores SA................  1,172,552     128,376
    Corpbanca SA........................................ 21,199,968     303,628
    E.CL SA.............................................     96,362     228,157
    Empresa Nacional de Electricidad SA Sponsored ADR...     11,299     583,141
    Empresas CMPC SA....................................    156,286     606,839
    Empresas Copec SA...................................     60,252     933,248
    Empresas Hites SA...................................     33,128      35,286
    Empresas Iansa SA...................................  1,240,934      97,131
   *Empresas La Polar SA................................    163,427      67,791
    Enersis SA Sponsored ADR............................     32,713     642,810
    ENTEL Chile SA......................................     15,509     337,295
    Forus SA............................................     17,290      99,052
    Grupo Security SA...................................    135,206      59,384
    Inversiones Aguas Metropolitanas SA.................     94,507     195,509
   *Latam Airlines Group SA.............................     18,810     458,124
   #Latam Airlines Group SA Sponsored ADR...............     11,529     282,345
    Madeco SA...........................................  1,150,142      51,199
    Masisa SA...........................................    568,238      69,930
    Molibdenos y Metales SA.............................      4,602      81,045
    Multiexport Foods SA................................     90,694      28,192
    Parque Arauco SA....................................    120,717     329,135
    PAZ Corp. SA........................................     74,831      51,920
    Ripley Corp. SA.....................................    188,647     204,938
    S.A.C.I. Falabella SA...............................     33,015     384,573

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHILE -- (Continued)
    Salfacorp SA.........................................    67,934 $   167,204
    Sigdo Koppers SA.....................................    65,453     168,736
   *Sociedad Matriz SAAM SA.............................. 1,309,584     166,581
    Socovesa SA..........................................   139,493      71,626
    Sonda SA.............................................    55,297     187,726
                                                                    -----------
TOTAL CHILE..............................................            10,270,368
                                                                    -----------
CHINA -- (14.2%)
   #361 Degrees International, Ltd.......................    96,000      27,427
    Agile Property Holdings, Ltd.........................   302,000     430,821
    Agricultural Bank of China, Ltd. Series H............ 2,261,000   1,228,324
    Air China, Ltd. Series H.............................   212,000     181,813
   #Ajisen China Holdings, Ltd...........................   111,000      84,811
  #*Aluminum Corp. of China, Ltd. ADR....................    22,775     273,300
    AMVIG Holdings, Ltd..................................    98,000      37,662
  #*Angang Steel Co., Ltd. Series H......................   214,000     158,745
   #Anhui Conch Cement Co., Ltd. Series H................   144,500     567,335
    Anhui Expressway Co., Ltd. Series H..................    84,000      52,954
   #Anta Sports Products, Ltd............................   163,000     152,366
    Anton Oilfield Services Group........................   166,000      78,908
    Anxin-China Holdings, Ltd............................   508,000     118,546
    Asia Cement China Holdings Corp......................   122,000      62,147
   *Asia Energy Logistics Group, Ltd..................... 1,900,000      23,495
    Asian Citrus Holdings, Ltd...........................   196,000      89,211
    Bank of China, Ltd. Series H......................... 7,881,356   3,893,429
    Bank of Communications Co., Ltd. Series H............   764,580     650,082
    Baoye Group Co., Ltd. Series H.......................    36,000      29,570
   *BaWang International Group Holding, Ltd..............   182,000      16,673
    BBMG Corp. Series H..................................   234,141     219,133
    Beijing Capital International Airport Co., Ltd.
      Series H...........................................   380,000     317,383
    Beijing Capital Land, Ltd. Series H..................   228,000     105,907
   #Beijing Enterprises Water Group, Ltd.................   648,000     161,179
    Beijing Jingkelong Co., Ltd. Series H................    46,000      24,902
    Beijing North Star Co., Ltd. Series H................   110,000      31,361
   *Beijing Properties Holdings, Ltd.....................   276,000      24,589
    Belle International Holdings, Ltd....................   338,000     756,118
    Billion Industrial Holdings, Ltd.....................    47,500      32,381
   #Biostime International Holdings, Ltd.................    14,000      57,889
    Boer Power Holdings, Ltd.............................    83,000      40,066
    Bosideng International Holdings, Ltd.................   496,000     140,715
   *Brilliance China Automotive Holdings, Ltd............   274,000     369,259
  #*BYD Co., Ltd. Series H...............................    95,500     323,051
    BYD Electronic International Co., Ltd................   174,000      57,662
    C C Land Holdings, Ltd...............................   311,125     113,573
   #C.P. Pokphand Co., Ltd...............................   466,000      57,708
   *Carnival Group International Holdings, Ltd...........    57,000       3,451
   *Catic Shenzhen Holdings, Ltd. Series H...............     6,000       2,237
    Central China Real Estate, Ltd.......................   114,194      43,023
    Changshouhua Food Co., Ltd...........................    53,000      30,633
   *Chaoda Modern Agriculture Holdings, Ltd..............   600,243      30,014
   #Chaowei Power Holdings, Ltd..........................    94,000      47,894
   *Chigo Holding, Ltd...................................   248,000       7,964
   *Chiho-Tiande Group, Ltd..............................    40,000      20,744
    China Aerospace International Holdings, Ltd..........   432,000      41,238
    China Agri-Industries Holdings, Ltd..................   637,800     389,694
    China All Access Holdings, Ltd.......................   302,000      99,225
    China Aoyuan Property Group, Ltd.....................   297,000      60,901
    China Automation Group, Ltd..........................   105,000      28,178
    China BlueChemical, Ltd. Series H....................   375,143     270,013
    China CITIC Bank Corp., Ltd. Series H................ 1,298,000     888,858
    China Coal Energy Co., Ltd. Series H.................   711,000     793,957

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    China Communications Services Corp., Ltd. Series H....   450,800 $  274,871
    China Construction Bank Corp. Series H................ 7,489,990  6,461,101
  #*China COSCO Holdings Co., Ltd. Series H...............   462,500    239,186
   *China Datang Corp Renewable Power Co., Ltd. Class H...   382,000     54,143
    China Dongxiang Group Co., Ltd........................   542,000     88,140
   *China Eastern Airlines Corp., Ltd. Series H...........   230,000    104,786
    China Everbright International, Ltd...................   454,000    252,001
    China Everbright, Ltd.................................   210,000    396,879
    China Foods, Ltd......................................   152,000    131,782
    China Gas Holdings, Ltd...............................   438,000    381,460
    China Glass Holdings, Ltd.............................   106,000     16,542
  #*China Green Holdings, Ltd.............................   144,000     30,331
    China Haidian Holdings, Ltd...........................   258,000     27,270
   #China High Precision Automation Group, Ltd............    73,000     11,484
  #*China High Speed Transmission Equipment
      Group Co., Ltd......................................   259,993    103,982
   *China Hongqiao Group, Ltd.............................    46,000     24,260
   *China Huiyuan Juice Group, Ltd........................   123,500     43,550
   *China ITS Holdings Co., Ltd...........................    62,000     13,127
    China Liansu Group Holdings, Ltd......................   142,000    100,492
    China Life Insurance Co., Ltd.........................    22,000     73,424
    China Life Insurance Co., Ltd. ADR....................    25,703  1,285,921
   #China Lilang, Ltd.....................................    88,000     58,178
   #China Longyuan Power Group Corp. Series H.............   307,000    257,281
   #China Lumena New Materials Corp.......................   714,000    173,121
    China Mengniu Dairy Co., Ltd..........................   129,000    377,394
    China Merchants Bank Co., Ltd. Series H...............   630,195  1,515,537
    China Merchants Holdings International Co., Ltd.......   180,702    641,648
   #China Metal Recycling Holdings, Ltd...................   130,581    158,777
   *China Mining Resources Group, Ltd..................... 1,034,000     15,066
   #China Minsheng Banking Corp., Ltd. Series H...........   825,000  1,188,803
   *China Mobile Games & Entertainment Group, Ltd.........       249        874
    China Mobile, Ltd.....................................    38,500    421,214
    China Mobile, Ltd. Sponsored ADR......................    80,096  4,381,251
  #*China Modern Dairy Holdings, Ltd......................   226,000     69,000
   #China Molybdenum Co., Ltd. Series H...................   309,000    172,031
   #China National Building Material Co., Ltd. Series H...   518,000    829,420
   #China National Materials Co., Ltd. Series H...........   220,000     68,914
   *China New Town Development Co., Ltd...................   416,254     37,568
    China Nickel Resources Holdings Co., Ltd..............    40,000      3,501
   *China Oil & Gas Group, Ltd............................   840,000    133,134
    China Oilfield Services, Ltd. Series H................   140,000    303,119
    China Overseas Grand Oceans Group, Ltd................    93,500    129,513
   #China Overseas Land & Investment, Ltd.................   446,000  1,386,151
    China Pacific Insurance Group Co., Ltd. Series H......   172,000    674,378
    China Power International Development, Ltd............   411,000    148,390
   *China Power New Energy Development Co., Ltd...........   820,000     50,709
  #*China Precious Metal Resources Holdings Co., Ltd......   768,000    137,563
   *China Properties Group, Ltd...........................   128,000     40,430
    China Qinfa Group, Ltd................................   144,000     20,236
   #China Railway Construction Corp., Ltd. Series H.......   320,500    347,768
    China Railway Group, Ltd. Series H....................   365,000    208,154
    China Rare Earth Holdings, Ltd........................   398,000     87,236
   #China Resources Cement Holdings, Ltd..................   374,000    239,092
    China Resources Gas Group, Ltd........................    68,000    151,132
   #China Resources Land, Ltd.............................   258,000    784,038
    China Resources Power Holdings Co., Ltd...............   168,000    467,002
   #China Rongsheng Heavy Industries Group Holdings, Ltd..   852,500    163,748
    China Sanjiang Fine Chemicals Co., Ltd................   140,000     61,856
    China SCE Property Holdings, Ltd......................    95,000     23,408
    China Shanshui Cement Group, Ltd......................   374,790    274,456
    China Shenhua Energy Co., Ltd. Series H...............   238,384  1,028,153

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
  #*China Shipping Container Lines Co., Ltd. Series H....   879,000 $  271,946
   #China Shipping Development Co., Ltd. Series H........   307,654    169,513
   #China Singyes Solar Technologies Holdings, Ltd.......    95,000    112,074
   #China South City Holdings, Ltd.......................   384,000     61,391
    China Southern Airlines Co., Ltd. ADR................     5,037    149,649
    China Southern Airlines Co., Ltd. Series H...........   160,000     96,200
    China Starch Holdings, Ltd...........................   395,000     12,988
    China State Construction International
      Holdings, Ltd......................................   225,919    296,594
    China Suntien Green Energy Corp., Ltd. Series H......   209,000     46,329
   *China Taiping Insurance Holdings Co., Ltd............   133,400    281,871
    China Telecom Corp., Ltd. ADR........................     9,877    539,778
    China Telecom Corp., Ltd. Series H...................   144,000     78,615
   *China Tian Lun Gas Holdings, Ltd.....................    21,000     12,672
    China Travel International Investment
      Hong Kong, Ltd.....................................   783,492    172,873
    China Unicom Hong Kong, Ltd..........................   378,000    605,851
    China Unicom Hong Kong, Ltd. ADR.....................    45,508    727,673
   #China Vanadium Titano - Magnetite Mining Co., Ltd....   249,000     56,875
    China Water Affairs Group, Ltd.......................   206,000     62,978
    China Wireless Technologies, Ltd.....................   296,000     86,206
  #*China Yurun Food Group, Ltd..........................   338,000    249,054
  #*China ZhengTong Auto Services Holdings, Ltd..........   185,500    166,192
   *China Zhongwang Holdings, Ltd........................   414,718    157,844
   *Chinasoft International, Ltd.........................   130,000     31,522
   *Chongqing Iron & Steel Co., Ltd. Series H............   190,000     35,299
    Chongqing Machinery & Electric Co., Ltd. Series H....   200,000     34,555
   *Chongqing Rural Commercial Bank Series H.............   277,000    164,778
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................    92,000     45,434
    CIMC Enric Holdings, Ltd.............................    68,000     68,976
   *Citic 21CN Co., Ltd..................................   240,000     17,015
   *CITIC Dameng Mining Industries, Ltd..................    16,000      1,839
   #Citic Pacific, Ltd...................................   267,433    431,537
   *Citic Resources Holdings, Ltd........................   594,000     95,790
    CNOOC, Ltd...........................................   244,000    502,751
    CNOOC, Ltd. ADR......................................     9,918  2,036,463
  #*Comba Telecom Systems Holdings, Ltd..................   194,345     70,409
   *Comtec Solar Systems Group, Ltd......................   104,000     23,859
    COSCO Pacific, Ltd...................................   338,572    551,186
   *Country Garden Holdings Co., Ltd.....................   763,000    406,539
    CPMC Holdings, Ltd...................................    68,000     54,625
   #CSR Corp., Ltd. Series H.............................   183,676    151,395
    DaChan Food Asia, Ltd................................    57,000      8,774
   #Dah Chong Hong Holdings, Ltd.........................   163,000    188,852
    Dalian Port (PDA) Co., Ltd. Series H.................   162,000     40,733
    Daphne International Holdings, Ltd...................   130,000    167,533
   *Daqing Dairy Holdings, Ltd...........................    60,000         --
    Datang International Power Generation Co., Ltd.
      Series H...........................................   336,000    148,038
   #DBA Telecommunication Asia Holdings, Ltd.............   112,000     73,707
    Digital China Holdings, Ltd..........................   128,000    206,828
   #Dongfang Electric Corp., Ltd. Series H...............    53,000    103,285
    Dongiang Environmental Co., Ltd. Series H............     3,400     16,170
   #Dongyue Group Co., Ltd...............................   239,000    159,655
    Embry Holdings, Ltd..................................    14,000      8,237
    ENN Energy Holdings, Ltd.............................   118,000    568,336
   #Evergrande Real Estate Group, Ltd.................... 1,079,000    571,535
    Fantasia Holdings Group Co., Ltd.....................   205,500     36,838
   *First Tractor Co., Ltd. Series H.....................   108,000    110,329
    Fosun International, Ltd.............................   374,000    261,886
    Franshion Properties China, Ltd......................   787,120    290,444
   #Fufeng Group, Ltd....................................   197,000     93,749
   #GCL-Poly Energy Holdings, Ltd........................ 1,613,000    440,823
    Geely Automobile Holdings, Ltd.......................   595,000    312,366

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
    Global Bio-Chem Technology Group Co., Ltd.............   394,800 $   46,841
   *Glorious Property Holdings, Ltd.......................   683,000    148,837
   #Golden Eagle Retail Group, Ltd........................    59,000    127,685
    Golden Meditech Holdings, Ltd.........................   164,000     20,554
    Goldlion Holdings, Ltd................................    61,152     34,220
   *GOME Electrical Appliances Holding, Ltd............... 2,564,940    308,116
    Good Friend International Holdings, Inc...............    22,000      7,625
   *Goodbaby International Holdings, Ltd..................    50,000     25,735
    Great Wall Motor Co., Ltd. Series H...................    91,000    371,724
    Great Wall Technology Co., Ltd. Series H..............    83,300     17,319
   *Greatview Aseptic Packaging Co., Ltd..................    30,000     18,200
    Greentown China Holdings, Ltd.........................   176,500    365,050
    Guangdong Investment, Ltd.............................   362,000    300,515
    Guangshen Railway Co., Ltd. Series H..................    54,000     23,376
   #Guangshen Railway Co., Ltd. Sponsored ADR.............     6,762    144,369
    Guangzhou Automobile Group Co., Ltd. Series H.........   451,740    379,385
   #Guangzhou R&F Properties Co., Ltd. Series H...........   212,000    385,879
   *Guangzhou Shipyard International Co., Ltd. Series H...    41,600     34,883
   *Haier Electronics Group Co., Ltd......................    93,000    154,810
    Hainan Meilan International Airport Co., Ltd.
      Series H............................................    26,000     19,233
    Haitian International Holdings, Ltd...................    75,000     94,561
   *Hanergy Solar Group, Ltd..............................   564,000     28,711
   *Heng Tai Consumables Group, Ltd....................... 1,301,742     34,876
    Hengan International Group Co., Ltd...................    47,000    471,754
   #Hengdeli Holdings, Ltd................................   396,000    139,546
  #*Hi Sun Technology, Ltd................................   273,000     45,349
   #Hidili Industry International Development, Ltd........   219,000     64,390
   *Hilong Holding, Ltd...................................    67,000     25,308
   *Hisense Kelon Electrical Holdings Co., Ltd. Series H..    72,000     37,596
    HKC Holdings, Ltd.....................................   532,098     21,631
    Honghua Group, Ltd....................................   256,000    109,222
   #Hopewell Highway Infrastructure, Ltd..................   157,472     91,380
   *Hopson Development Holdings, Ltd......................   161,000    331,870
   *Huadian Power International Corp. Series H............   198,000     83,660
    Huaneng Power International, Inc. ADR.................     6,108    248,412
    Huaneng Power International, Inc. Series H............    56,000     57,721
   *Hunan Nonferrous Metal Corp., Ltd. Series H...........   310,000    100,332
   *Huscoke Resources Holdings, Ltd.......................   504,000     10,399
    Hutchison Harbour Ring, Ltd...........................   320,000     27,662
    Industrial & Commercial Bank of China, Ltd. Series H.. 6,868,017  5,172,370
    Inspur International, Ltd.............................   175,000      6,774
   *Interchina Holdings Co., Ltd..........................   910,000     48,074
    International Taifeng Holdings, Ltd...................   134,000     37,706
   #Intime Department Store Group Co., Ltd................   139,000    181,769
    Jiangsu Express Co., Ltd. Series H....................   188,000    194,091
    Jiangxi Copper Co., Ltd. Series H.....................   162,000    439,821
  #*Jinchuan Group International Resources Co., Ltd.......    56,000     13,720
    Jingwei Textile Machinery Co., Ltd. Series H..........    50,000     36,590
    Ju Teng International Holdings, Ltd...................   250,000    120,557
   *Kai Yuan Holdings, Ltd................................ 1,320,000     32,537
   *Kaisa Group Holdings, Ltd.............................   396,000    133,693
    Kingboard Chemical Holdings, Ltd......................   146,000    484,634
    Kingboard Laminates Holdings, Ltd.....................   261,973    131,717
  #*Kingdee International Software Group Co., Ltd.........   526,000    110,614
    Kingsoft Corp., Ltd...................................   133,000    115,506
    Kunlun Energy Co., Ltd................................   234,000    486,933
    KWG Property Holding, Ltd.............................   315,330    240,919
    Lai Fung Holdings, Ltd................................ 1,735,000     55,900
    Le Saunda Holdings, Ltd...............................    84,000     30,411
    Lee & Man Paper Manufacturing, Ltd....................   388,000    261,864
    Lenovo Group, Ltd.....................................   478,000    498,506

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
  #*Li Ning Co., Ltd........................................   151,500 $101,502
   #Lianhua Supermarket Holdings Co., Ltd. Series H.........    85,200   83,285
    Lingbao Gold Co., Ltd. Series H.........................    72,000   28,845
    LK Technology Holdings, Ltd.............................    17,500    3,500
    Longfor Properties Co., Ltd.............................   114,500  215,630
   #Lonking Holdings, Ltd...................................   508,000  132,335
   *Loudong General Nice Resources China Holdings, Ltd......   399,600   29,891
  #*Maanshan Iron & Steel Co., Ltd. Series H................   406,000  125,660
    Magic Holdings International, Ltd.......................   131,000   53,559
    Maoye International Holdings, Ltd.......................   322,000   70,527
  #*Metallurgical Corp of China, Ltd. Series H..............   665,000  138,101
    Microport Scientific Corp...............................    64,000   41,901
    MIE Holdings Corp.......................................   154,000   45,262
    Min Xin Holdings, Ltd...................................    44,000   24,279
   #Mingfa Group International Co., Ltd.....................   170,000   54,813
    Minmetals Land, Ltd.....................................   347,644   64,971
    Minth Group, Ltd........................................   150,000  204,213
  #*MMG, Ltd................................................   348,000  141,373
   *Nan Hai Corp, Ltd....................................... 6,200,000   32,773
    New World China Land, Ltd...............................   567,189  283,800
   #New World Department Store China, Ltd...................   101,000   67,855
   #Nine Dragons Paper Holdings, Ltd........................   391,000  343,810
   *North Mining Shares Co., Ltd............................   620,000   38,363
   #NVC Lighting Holdings, Ltd..............................   403,000  100,084
    O-Net Communications Group, Ltd.........................    18,000    4,455
    Pacific Online, Ltd.....................................    44,000   17,366
   #Parkson Retail Group, Ltd...............................   180,000  138,838
   *PAX Global Technology, Ltd..............................    44,000   10,514
    PCD Stores Group, Ltd...................................   560,000   78,706
   #Peak Sport Products Co., Ltd............................   199,000   38,770
  #*Phoenix Satellite Television Holdings, Ltd..............   126,000   50,687
    PICC Property & Casualty Co., Ltd. Series H.............   188,000  286,769
    Ping An Insurance Group Co. of China, Ltd. Series H.....    88,000  790,685
  #*Poly Property Group Co., Ltd............................   486,111  372,432
   #Ports Design, Ltd.......................................   104,000   90,090
   *Pou Sheng International Holdings, Ltd...................   364,687   25,808
    Powerlong Real Estate Holdings, Ltd.....................   326,000   86,237
   *Prosperity International Holdings HK, Ltd...............   280,000   12,103
    Qunxing Paper Holdings Co., Ltd.........................   124,416   32,404
    Real Nutriceutical Group, Ltd...........................   141,000   49,036
    Regent Manner International Holdings, Ltd...............   151,000   29,051
   *Renhe Commercial Holdings Co., Ltd...................... 2,748,570  248,155
   *Richly Field China Development, Ltd.....................   150,000    1,702
    Road King Infrastructure, Ltd...........................    37,000   33,972
    Samson Holding, Ltd.....................................   239,000   38,803
   #Sany Heavy Equipment International Holdings Co., Ltd....   173,000   82,102
   *Semiconductor Manufacturing International Corp.......... 4,716,000  294,643
   *Semiconductor Manufacturing International Corp. ADR.....     5,657   17,197
   #Shandong Chenming Paper Holdings, Ltd. Series H.........    48,500   19,417
    Shandong Molong Petroleum Machinery Co., Ltd. Series H.. 46,400 22,548 Shandong Weigao Group Medical Polymer Co., Ltd.
      Series H..............................................   144,000  138,725
   *Shanghai Industrial Urban Development Group, Ltd........   342,000   93,994
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Series H.........................................   332,000   60,793
    Shanghai Prime Machinery Co., Ltd. Series H.............   118,000   17,351
   *Shanghai Zendai Property, Ltd...........................   205,000    4,978
    Shengli Oil & Gas Pipe Holdings, Ltd....................   144,000   15,034
    Shenguan Holdings Group, Ltd............................   164,000   86,727
    Shenzhen Expressway Co., Ltd. Series H..................   158,000   66,005
    Shenzhen International Holdings, Ltd.................... 2,087,500  277,476
    Shenzhen Investment, Ltd................................   568,471  261,183
    Shenzhou International Group, Ltd.......................    73,000  174,845

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
   #Shimao Property Holdings, Ltd.........................   280,856 $  621,773
  #*Shougang Concord International Enterprises Co., Ltd... 1,080,000     73,769
   #Shougang Fushan Resources Group, Ltd..................   794,000    341,997
    Shui On Land, Ltd.....................................   696,766    337,920
    Sichuan Expressway Co., Ltd. Series H.................   284,000    103,698
    Sijia Group Co., Ltd..................................    30,000      5,986
    Silver Grant International Industries, Ltd............   160,000     30,531
   *Sino Oil & Gas Holdings, Ltd.......................... 3,375,000     70,988
    Sinofert Holdings, Ltd................................   498,000    123,956
    SinoMedia Holding, Ltd................................    54,644     26,703
   #Sino-Ocean Land Holdings, Ltd.........................   604,982    484,028
   #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.....   130,000     32,360
   #Sinopharm Group Co., Ltd. Series H....................    86,000    263,962
    Sinotrans Shipping, Ltd...............................   329,673     88,316
    Sinotrans, Ltd. Series H..............................   348,000     63,702
   #Sinotruk Hong Kong, Ltd...............................   161,000    107,841
   *SITC International Holdings Co., Ltd..................    29,000     10,168
   #Skyworth Digital Holdings, Ltd........................   391,291    237,514
   *SMI Corp., Ltd........................................   560,000     16,508
   #Soho China, Ltd.......................................   462,912    417,870
    Sparkle Roll Group, Ltd...............................   176,000     19,128
   *SPG Land Holdings, Ltd................................    53,000     19,543
   *Springland International Holdings, Ltd................    55,000     32,921
   *SRE Group, Ltd........................................   886,857     41,781
   *Sun Art Retail Group, Ltd.............................    70,000    101,808
    Sunac China Holdings, Ltd.............................   224,000    182,731
    Sunny Optical Technology Group Co., Ltd...............    62,000     52,730
   #TCC International Holdings, Ltd.......................   239,795     82,158
    TCL Communication Technology Holdings, Ltd............    95,000     28,389
    TCL Multimedia Technology Holdings, Ltd...............   108,000     75,654
   *Tech Pro Technology Development, Ltd..................   130,000     48,615
    Tencent Holdings, Ltd.................................    57,500  2,008,294
   *Texhong Textile Group, Ltd............................    50,000     30,950
    Tian An China Investments Co., Ltd....................    62,000     41,260
    Tian Shan Development Holdings, Ltd...................    36,000      8,545
    Tiangong International Co., Ltd.......................   232,000     71,495
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Series H.......................................    30,000      9,288
   *Tianjin Development Holdings, Ltd.....................   104,000     73,078
    Tianjin Port Development Holdings, Ltd................   342,000     51,591
    Tianneng Power International, Ltd.....................   168,000    118,929
    Tingyi (Cayman Islands) Holding Corp..................   132,000    371,627
    Tomson Group, Ltd.....................................    66,969     19,012
   #Towngas China Co., Ltd................................   125,000    103,151
    TPV Technology, Ltd...................................   195,412     61,569
    Trauson Holdings Co., Ltd.............................    29,000     27,414
    Travelsky Technology, Ltd. Series H...................   212,500    131,543
    Truly International Holdings, Ltd.....................   267,140     87,155
    Uni-President China Holdings, Ltd.....................   119,639    140,369
  #*United Energy Group, Ltd..............................   566,000     98,483
   #Vinda International Holdings, Ltd.....................    70,000     96,796
    VODone, Ltd...........................................   617,400     53,328
    Want Want China Holdings, Ltd.........................   394,000    520,971
    Wasion Group Holdings, Ltd............................   114,000     64,377
   #Weichai Power Co., Ltd. Series H......................    61,280    252,877
    Weiqiao Textile Co., Ltd. Series H....................    73,500     36,617
    Welling Holding, Ltd..................................   152,800     24,842
    West China Cement, Ltd................................   532,000    102,882
   *Winsway Coking Coal Holdings, Ltd.....................   270,000     42,500
    Wumart Stores, Inc. Series H..........................    56,000    112,108
    Xiamen International Port Co., Ltd. Series H..........   194,000     27,037
    Xingda International Holdings, Ltd....................   198,000     87,899

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
   #Xinjiang Goldwind Science & Technology Co., Ltd.
     Series H............................................    97,400 $    45,548
   #Xinjiang Xinxin Mining Industry Co., Ltd. Series H...   152,000      36,850
   #XTEP International Holdings, Ltd.....................   137,500      58,847
   *Yanchang Petroleum International, Ltd................   780,000      50,272
   #Yanzhou Coal Mining Co., Ltd. Series H...............    86,000     146,541
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR..........    20,088     343,907
   *Yashili International Holdings, Ltd..................    55,000      18,926
   #Yingde Gases Group Co., Ltd..........................   155,000     174,285
   #Yip's Chemical Holdings, Ltd.........................    54,000      44,290
    Youyuan International Holdings, Ltd..................    52,000      12,141
   *Yuanda China Holdings, Ltd...........................   108,000      12,652
    Yuexiu Property Co., Ltd............................. 1,264,400     453,473
    Yuexiu Transport Infrastructure, Ltd.................   104,752      57,974
    Yuzhou Properties Co.................................   144,000      40,129
    Zhaojin Mining Industry Co., Ltd. Series H...........    79,500     119,848
    Zhejiang Expressway Co., Ltd. Series H...............   190,000     169,022
   *Zhong An Real Estate, Ltd............................   151,000      30,071
   #Zhongsheng Group Holdings, Ltd.......................    82,000     122,673
   #Zhuzhou CSR Times Electric Co., Ltd. Series H........    51,750     165,492
   #Zijin Mining Group Co., Ltd. Series H................   402,000     154,820
   #Zoomlion Heavy Industry Science & Technology Co.,
     Ltd. Series H.......................................   168,200     228,933
   #ZTE Corp. Series H...................................   134,200     260,860
                                                                    -----------
TOTAL CHINA..............................................            86,097,715
                                                                    -----------
COLOMBIA -- (0.8%)
    Almacenes Exito SA...................................    12,645     241,446
    Banco de Bogota SA...................................     1,457      45,957
    Bancolombia SA.......................................     6,806     116,384
    Bancolombia SA Sponsored ADR.........................    15,180   1,055,162
   *Cementos Argos SA....................................    29,380     182,031
   #Ecopetrol SA Sponsored ADR...........................    38,708   2,450,216
   *Empresa de Energia de Bogota SA......................   134,579     101,195
   *Empresa de Telecomunicaciones de Bogota..............    32,541       7,093
   *Fabricato SA.........................................   926,524      37,574
    Grupo Aval Acciones y Valores SA.....................   105,791      75,675
    Grupo de Inversiones Suramericana SA.................     6,730     141,695
    Grupo Nutresa SA.....................................     3,539      49,794
   *Interconexion Electrica SA ESP.......................    40,916     232,303
   *Isagen SA ESP........................................   126,683     175,531
    Mineros SA...........................................     4,500      11,659
                                                                    -----------
TOTAL COLOMBIA...........................................             4,923,715
                                                                    -----------
CZECH REPUBLIC -- (0.3%)
    CEZ A.S..............................................    25,093     813,764
    Komercni Banka A.S...................................     2,991     605,573
    Pegas Nonwovens SA...................................     1,777      49,528
    Telefonica Czech Republic A.S........................    22,731     393,364
   *Unipetrol A.S........................................    17,641     158,968
                                                                    -----------
TOTAL CZECH REPUBLIC.....................................             2,021,197
                                                                    -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E.
      Sponsored GDR......................................    29,456     151,698
   *Egyptian Financial Group-Hermes Holding GDR..........       772       2,644
   *Orascom Construction Industries GDR..................     2,677      99,948
   *Orascom Telecom Holding S.A.E. GDR...................    46,384     151,026
                                                                    -----------
TOTAL EGYPT..............................................               405,316
                                                                    -----------
HONG KONG -- (0.0%)
   *L'sea Resources International Holdings, Ltd..........   230,000      10,671
                                                                    -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HUNGARY -- (0.3%)
   *Danubius Hotel & Spa P.L.C..............................   1,883 $   26,372
    EMASZ Rt................................................     285     15,083
  #*FHB Mortgage Bank NYRT..................................   6,863     13,376
    Magyar Telekom Telecommunications P.L.C................. 108,149    204,227
    MOL Hungarian Oil & Gas P.L.C...........................   5,190    446,820
    OTP Bank P.L.C..........................................  40,698    875,197
   *PannErgy P.L.C..........................................   2,746      5,426
                                                                     ----------
TOTAL HUNGARY...............................................          1,586,501
                                                                     ----------
INDIA -- (6.3%)
   *3M India, Ltd...........................................     150     11,149
    Aban Offshore, Ltd......................................   6,571     43,202
    ABB, Ltd................................................   7,138     87,332
   *ABG Shipyard, Ltd.......................................   1,954     14,005
    ACC, Ltd................................................   8,493    211,613
    Adani Enterprises, Ltd..................................  48,574    230,860
   *Adani Power, Ltd........................................ 169,207    195,169
    Aditya Birla Nuvo, Ltd..................................  10,589    226,970
   *Advanta India, Ltd......................................     806     15,017
    Agro Tech Foods, Ltd....................................     384      3,708
   *AIA Engineering, Ltd....................................   7,091     43,080
    Akzo Nobel India, Ltd...................................   1,850     33,219
    Allahabad Bank, Ltd.....................................  18,783     57,674
    Alok Industries, Ltd.................................... 123,095     24,848
    Amara Raja Batteries, Ltd...............................   4,920     28,535
    Ambuja Cements, Ltd.....................................  81,593    310,446
    Amtek Auto, Ltd.........................................  19,266     27,845
    Amtek India, Ltd........................................  10,833     20,150
    Anant Raj, Ltd..........................................  31,479     48,485
    Andhra Bank, Ltd........................................  27,895     58,786
    Arvind, Ltd.............................................  58,551    103,207
    Ashok Leyland, Ltd...................................... 299,585    137,486
    Asian Hotels East, Ltd..................................   2,150      8,584
    Asian Paints, Ltd.......................................   2,488    210,517
    Axis Bank, Ltd..........................................  39,731  1,125,302
    Bajaj Auto, Ltd.........................................   6,700    256,072
   *Bajaj Corp., Ltd........................................   4,470     20,495
    Bajaj Electricals, Ltd..................................   7,154     26,390
    Bajaj Finance, Ltd......................................     432     10,496
    Bajaj Finserv, Ltd......................................  11,415    182,218
    Bajaj Hindusthan, Ltd...................................  38,120     16,758
    Bajaj Holdings & Investment, Ltd........................   6,499    118,230
    Balkrishna Industries, Ltd..............................   2,912     15,389
    Ballarpur Industries, Ltd...............................  50,572     21,635
    Balmer Lawrie & Co., Ltd................................     755      9,443
   *Balrampur Chini Mills, Ltd..............................  46,572     40,047
    Bank of Baroda..........................................   7,107    115,796
    Bank of India...........................................  36,000    239,164
    Bank of Maharashtra, Ltd................................  21,459     23,822
    Bannari Amman Sugars, Ltd...............................     894     15,138
    BASF India, Ltd.........................................   2,566     31,513
    Bata India, Ltd.........................................   2,638     39,017
    BEML, Ltd...............................................   2,112     10,552
    Berger Paints India, Ltd................................  24,846     81,332
   *BF Utilities, Ltd.......................................   4,144     25,274
    BGR Energy Systems, Ltd.................................   7,400     33,799
    Bharat Forge, Ltd.......................................  14,874     64,319
    Bharat Petroleum Corp., Ltd.............................  30,016    232,113
    Bharti Airtel, Ltd......................................  71,952    456,568
    Bhushan Steel, Ltd......................................  16,659    140,024
    Birla Corp., Ltd........................................   7,647     42,117

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Blue Dart Express, Ltd....................................     482 $ 18,237
    Blue Star, Ltd............................................   2,815    8,803
    Bombay Dyeing & Manufacturing Co., Ltd....................  21,605   48,204
   *Bombay Rayon Fashions, Ltd................................   3,438   16,546
    Bosch, Ltd................................................     843  145,940
    Britannia Industries, Ltd.................................   5,181   47,898
    Cairn India, Ltd..........................................  60,659  369,852
    Canara Bank...............................................  23,752  214,490
    Carborundum Universal, Ltd................................  35,694   99,310
    Central Bank of India.....................................  63,950  101,509
   *Century Plyboards India, Ltd..............................   6,270    6,904
    Century Textiles & Industries, Ltd........................   8,999   65,904
    CESC, Ltd.................................................  25,635  149,948
    Chambal Fertilizers & Chemicals, Ltd......................  25,175   31,808
    Chennai Petroleum Corp., Ltd..............................   6,272   16,576
   *Chettinad Cement Corp., Ltd...............................     800   13,755
    City Union Bank, Ltd......................................  39,583   46,111
    Clariant Chemicals (India), Ltd...........................   1,428   15,601
    CMC, Ltd..................................................   2,279   58,398
    Colgate-Palmolive (India), Ltd............................   4,873  123,506
    Container Corp. of India..................................   6,350  110,548
    Core Education & Technologies, Ltd........................   6,864   38,548
    Coromandel International, Ltd.............................  13,389   56,647
    Corporation Bank..........................................   9,375   80,460
    Crisil, Ltd...............................................   4,345   82,444
    Crompton Greaves, Ltd.....................................  52,796  105,985
    Cummins India, Ltd........................................   8,868   81,626
    Dabur India, Ltd..........................................  58,728  147,327
    Dalmia Bharat, Ltd........................................  25,540   86,299
    DB Corp., Ltd.............................................   2,046    9,432
   *DB Realty, Ltd............................................  19,776   51,138
    DCM Shriram Consolidated, Ltd.............................  36,958   46,576
   *DEN Networks, Ltd.........................................  11,158   47,614
    Dena Bank.................................................  27,020   56,389
   *Development Credit Bank, Ltd..............................  31,233   27,292
   *Dish TV (India), Ltd......................................  92,251  125,349
    Divi's Laboratories, Ltd..................................   4,563   90,052
    DLF, Ltd..................................................  91,016  476,819
    E.I.D. - Parry (India), Ltd...............................  14,037   47,266
    eClerx Services, Ltd......................................   1,248   14,664
    Educomp Solutions, Ltd....................................  11,439   27,673
    Eicher Motors, Ltd........................................   2,160  113,851
    EIH, Ltd..................................................  28,592   37,496
    Electrosteel Casings, Ltd.................................   5,269    2,547
   *Emami, Ltd................................................   5,373   59,275
    Engineers India, Ltd......................................  12,656   52,446
   *Entertainment Network India, Ltd..........................   2,514   11,325
    Era Infra Engineering, Ltd................................  21,265   53,838
   *Eros International Media, Ltd.............................   7,714   29,681
    Escorts, Ltd..............................................  17,545   22,437
   *Essar Oil, Ltd............................................ 118,394  194,390
    Essar Ports, Ltd..........................................  25,367   41,505
    Exide Industries, Ltd.....................................  44,784  103,318
    FAG Bearings (India), Ltd.................................   3,749  108,697
    Federal Bank, Ltd.........................................  37,035  354,147
   *Federal-Mogul Goetze (India), Ltd.........................   2,252    8,511
    Financial Technologies (India), Ltd.......................   3,881   82,146
    Finolex Cables, Ltd.......................................   4,219    4,599
    GAIL India, Ltd...........................................  70,932  460,091
   *Gammon Infrastructure Projects, Ltd.......................  19,753    5,048
    Gateway Distriparks, Ltd..................................   8,229   20,906

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Gillette India, Ltd.....................................   1,390 $   61,114
    Gitanjali Gems, Ltd.....................................  11,316    120,472
   *GMR Infrastructure, Ltd................................. 393,753    140,540
    Godrej Consumer Products, Ltd...........................  13,877    186,885
    Godrej Industries, Ltd..................................  13,206     76,170
    Godrej Properties, Ltd..................................   2,045     24,056
    Grasim Industries, Ltd..................................   3,807    214,859
    Great Eastern Shipping Co., Ltd.........................  13,772     63,216
    Greaves Cotton, Ltd.....................................  20,113     30,903
    GRUH Finance, Ltd.......................................  10,950     46,101
   *GTL Infrastructure, Ltd.................................  40,152      2,531
    Gujarat Alkalies & Chemicals, Ltd.......................   7,954     20,689
    Gujarat Fluorochemicals, Ltd............................   5,234     28,770
    Gujarat Gas Co., Ltd....................................   5,581     32,781
    Gujarat Mineral Development Corp., Ltd..................  19,669     71,011
    Gujarat Narmada Valley Fertilizers Co., Ltd.............  14,377     22,153
    Gujarat NRE Coke, Ltd...................................  43,159     16,557
    Gujarat State Fertilisers & Chemicals, Ltd..............  17,180     21,511
    Gujarat State Petronet, Ltd.............................  56,483     77,093
   *GVK Power & Infrastructure, Ltd......................... 119,621     29,240
   *Hathway Cable & Datacom, Ltd............................   6,711     31,918
    Havells India, Ltd......................................   7,189     88,566
    HCL Infosystems, Ltd....................................  30,430     20,713
    HCL Technologies, Ltd...................................  19,377    250,908
    HDFC Bank, Ltd.......................................... 128,433  1,554,189
    HEG, Ltd................................................   2,331      8,990
   *HeidelbergCement India, Ltd.............................  23,375     21,200
    Hero Honda Motors, Ltd. Series B........................   3,282    111,192
   *Hexa Tradex, Ltd........................................   6,867      4,679
    Hexaware Technologies, Ltd..............................  53,761     79,570
   *Himachal Futuristic Communications, Ltd.................   7,709      1,376
    Himadri Chemicals & Industries, Ltd.....................  22,360      9,275
    Hindalco Industries, Ltd................................ 268,651    585,340
   *Hindustan Construction Co., Ltd.........................  73,046     24,587
   *Hindustan Oil Exploration Co., Ltd......................   6,545     12,640
    Hindustan Petroleum Corp, Ltd...........................  17,422    107,987
    Honeywell Automation India, Ltd.........................     639     30,488
   *Housing Development & Infrastructure, Ltd...............  65,427     94,546
    HT Media, Ltd...........................................  22,426     43,676
    ICICI Bank, Ltd. Sponsored ADR..........................  27,619  1,264,950
    IDBI Bank, Ltd..........................................  62,148    124,960
   *Idea Cellular, Ltd...................................... 121,685    257,895
    IDFC, Ltd...............................................  93,711    299,427
    India Cements, Ltd......................................  71,086    116,119
    India Infoline, Ltd.....................................  45,288     72,143
    Indiabulls Financial Services, Ltd......................  48,033    294,833
    Indian Bank.............................................  15,180     57,546
    Indian Hotels Co., Ltd..................................  81,621     96,163
    Indian Oil Corp., Ltd...................................  65,680    402,633
    Indian Overseas Bank....................................  43,228     66,044
    Indraprastha Gas, Ltd...................................  19,290     93,824
    IndusInd Bank, Ltd......................................  15,231    124,580
    Info Edge (India), Ltd..................................   6,020     39,007
    Infosys, Ltd............................................  20,506  1,077,172
   #Infosys, Ltd. Sponsored ADR.............................  16,322    860,496
    Infotech Enterprises, Ltd...............................  24,161     79,165
    ING Vysya Bank, Ltd.....................................  11,641    129,490
    Ingersoll-Rand India, Ltd...............................   1,145      9,884
    IRB Infrastructure Developers, Ltd......................  30,070     67,918
   *IVRCL Infrastructures & Projects, Ltd...................  42,894     27,636
    Jagran Prakashan, Ltd...................................  18,837     38,897

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
   *Jain Irrigation Systems, Ltd..............................  33,880 $ 47,863
    Jaiprakash Associates, Ltd................................ 248,649  407,588
   *Jaiprakash Power Ventures, Ltd............................ 168,118  112,007
    Jammu & Kashmir Bank, Ltd.................................   6,717  173,082
    Jaypee Infratech, Ltd.....................................  74,798   70,002
    JBF Industries, Ltd.......................................   3,221    7,595
   *Jet Airways (India), Ltd..................................   5,856   68,733
    Jindal Saw, Ltd...........................................  23,505   47,903
   *Jindal Stainless, Ltd.....................................   8,727   10,348
    Jindal Steel & Power, Ltd.................................  62,895  496,071
    JK Cement, Ltd............................................   3,293   19,963
    JK Lakshmi Cement, Ltd....................................   6,550   17,942
    JM Financial, Ltd.........................................  63,370   24,401
    JSW Energy, Ltd........................................... 188,694  251,963
   *JSW ISPAT Steel, Ltd......................................  74,868   16,169
    JSW Steel, Ltd............................................  19,828  327,460
   *Jubilant Foodworks, Ltd...................................   2,435   54,913
    Jyothy Laboratories, Ltd..................................   8,953   25,358
    Kajaria Ceramics, Ltd.....................................   3,462   13,925
    Karnataka Bank, Ltd.......................................  43,127  133,413
    Karur Vysya Bank, Ltd.....................................   7,457   74,060
    Kaveri Seed Co., Ltd......................................     404   10,362
    KEC International, Ltd....................................  21,580   24,816
    Kesoram Industries, Ltd...................................   6,628   15,194
    Kirloskar Industries, Ltd.................................   1,617   11,841
    Kirloskar Oil Engines, Ltd................................  41,696  161,958
    Kotak Mahindra Bank, Ltd..................................  35,448  453,650
    KPIT Cummins Infosystems, Ltd.............................  19,887   41,964
    Lakshmi Machine Works, Ltd................................     596   24,423
   *Lanco Infratech, Ltd...................................... 120,882   28,318
    Larsen & Toubro, Ltd......................................  16,043  465,970
    Larsen & Toubro, Ltd. GDR.................................  10,034  292,391
    LIC Housing Finance, Ltd..................................  55,062  292,798
    Madras Cements, Ltd.......................................  20,370   92,577
   *Mahanagar Telephone Nigam, Ltd............................  34,498   16,094
    Maharashtra Seamless, Ltd.................................  10,478   47,160
    Mahindra Holidays & Resorts India, Ltd....................   1,757   10,079
    Mahindra Lifespace Developers, Ltd........................   1,102    8,563
    Maruti Suzuki India, Ltd..................................   1,195   35,673
    McLeod Russel (India), Ltd................................  11,528   78,545
    MindTree, Ltd.............................................   2,343   34,963
    MOIL, Ltd.................................................   3,547   16,862
    Monnet Ispat, Ltd.........................................   4,518   21,364
    Monsanto India, Ltd.......................................     916   11,017
    Motherson Sumi Systems, Ltd...............................  22,282   82,453
    Motilal Oswal Financial Services, Ltd.....................   1,571    3,200
    Mphasis, Ltd..............................................  15,939  111,521
    MRF, Ltd..................................................     280   69,198
    Mundra Port & Special Economic Zone, Ltd..................  42,233  121,433
    Nagarjuna Construction Co., Ltd...........................  38,420   33,666
    National Aluminium Co., Ltd...............................  90,419   83,816
    Navneet Publications India, Ltd...........................  11,667   14,026
    Nestle India, Ltd.........................................   2,571  229,860
    NHPC, Ltd................................................. 478,877  261,454
    NIIT Technologies, Ltd....................................   8,988   45,503
    Nitin Fire Protection Industries, Ltd.....................  12,230   16,459
    NTPC, Ltd.................................................  55,376  163,386
    Oberoi Realty, Ltd........................................   7,110   38,864
   *OMAXE, Ltd................................................  18,909   57,742
    Opto Circuits India, Ltd..................................  27,524   41,435
   *Oracle Financial Services Software, Ltd...................   4,021  240,430

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
    Orient Paper & Industries, Ltd............................   8,247 $ 12,200
    Oriental Bank of Commerce.................................  15,094   95,055
    Orissa Minerals Development Co., Ltd......................     190   13,850
    Page Industries, Ltd......................................      48    3,057
   *Parsvnath Developers, Ltd.................................  16,167   12,529
    Peninsula Land, Ltd.......................................  17,769   22,671
    Persistent Systems, Ltd...................................   1,043   10,810
    Petronet LNG, Ltd.........................................  43,252  123,161
    Phoenix Mills, Ltd........................................   3,074   15,918
    Pidilite Industries, Ltd..................................  23,346  102,405
   *Pipavav Defence & Offshore Engineering Co., Ltd...........  24,596   40,449
    Power Grid Corp. of India, Ltd............................ 100,797  208,806
   *Prestige Estates Projects, Ltd............................  12,223   41,456
    Prism Cement, Ltd.........................................  30,789   24,880
    Proctor & Gamble Hygiene & Health Care, Ltd...............     467   22,006
    PTC India, Ltd............................................  40,355   58,858
    Punj Lloyd, Ltd...........................................  67,418   66,953
    Punjab National Bank......................................   2,000   34,550
    Rain Commodities, Ltd.....................................  24,198   15,450
   *Rallis India, Ltd.........................................  12,989   31,980
    Raymond, Ltd..............................................   6,936   49,012
    Redington India, Ltd......................................  32,475   54,891
    REI Agro, Ltd............................................. 112,940   21,365
    Reliance Capital, Ltd.....................................  28,917  258,474
    Reliance Communications, Ltd.............................. 129,757  202,251
    Reliance Energy, Ltd......................................  16,850  163,419
   *Reliance Power, Ltd....................................... 122,876  213,653
    Rolta (India), Ltd........................................  14,814   17,545
    Ruchi Soya Industries, Ltd................................  18,765   24,550
    Sadbhav Engineering, Ltd..................................   3,951    8,985
   *Satyam Computer Services, Ltd.............................  54,690  123,176
    Schneider Electric Infrastructure, Ltd....................   4,184    6,816
    Sesa Goa, Ltd.............................................  96,240  337,431
   *Shipping Corp. of India, Ltd..............................  48,415   49,232
    Shoppers Stop, Ltd........................................   4,025   33,662
    Shree Cement, Ltd.........................................   1,239  104,081
   *Shree Renuka Sugars, Ltd.................................. 152,594   84,417
    Shriram Transport Finance Co., Ltd........................  12,944  191,707
    Sintex Industries, Ltd....................................  54,687   64,576
    SJVN, Ltd................................................. 106,096   45,158
    SKF (India), Ltd..........................................   3,672   40,007
    Sobha Developers, Ltd.....................................  10,010   80,644
    Solar Industries India, Ltd...............................     399    7,998
    South Indian Bank, Ltd.................................... 167,881   85,795
    SRF, Ltd..................................................   5,322   19,373
    State Bank of Bikaner & Jaipur............................   2,144   19,104
    State Bank of India.......................................  15,135  692,148
    State Bank of India Sponsored GDR.........................   1,197  112,524
    Steel Authority of India, Ltd............................. 172,892  281,276
   *Sterling Biotech, Ltd.....................................   7,650      821
    Sterlite Industries (India), Ltd. ADR.....................   7,904   67,105
    Sterlite Technologies, Ltd................................  29,094   17,301
    Sun TV Network, Ltd.......................................   9,224   82,143
    Supreme Industries, Ltd...................................   2,119   12,195
   *Suzlon Energy, Ltd........................................ 208,888   99,680
    Syndicate Bank............................................  47,437  120,642
    Tata Chemicals, Ltd.......................................  15,048  101,097
   #Tata Communications, Ltd. ADR.............................  11,264   97,772
    Tata Consultancy Services, Ltd............................  29,725  750,902
    Tata Investment Corp., Ltd................................   5,943   50,593
    Tata Motors, Ltd..........................................  77,313  429,636

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
   #Tata Motors, Ltd. Sponsored ADR.....................     24,475 $   676,244
    Tata Power Co., Ltd.................................    169,789     322,245
    Tata Steel, Ltd.....................................     63,375     485,017
    Tata Tea, Ltd.......................................     83,730     235,755
   *Tata Teleservices Maharashtra, Ltd..................     91,233      20,248
    Tech Mahindra, Ltd..................................      6,767     126,870
   *Techno Electric & Engineering Co., Ltd..............        831       2,951
    Texmaco Rail & Engineering, Ltd.....................      5,750       6,923
    Thermax India, Ltd..................................      4,111      45,106
   *Timken India, Ltd...................................      2,794       9,536
    Titan Industries, Ltd...............................     21,171     111,808
    Torrent Power, Ltd..................................     23,331      74,684
    Trent, Ltd..........................................      2,317      49,901
    Triveni Turbine, Ltd................................     33,780      36,803
    TTK Prestige, Ltd...................................        490      30,918
    Tube Investments of India, Ltd......................     17,531      64,078
   *TV18 Broadcast, Ltd.................................    144,441      91,533
    TVS Motor Co., Ltd..................................     22,773      18,844
    UCO Bank............................................     35,282      50,276
    Ultratech Cement, Ltd...............................      8,993     321,734
    Union Bank of India, Ltd............................     15,461      74,583
   *Unitech, Ltd........................................    432,231     301,194
   *United Bank of India................................     10,576      14,710
    United Phosphorus, Ltd..............................     70,541     177,366
   *Usha Martin, Ltd....................................     15,735       8,800
   *V-Guard Industries, Ltd.............................      1,558      14,168
    Videocon Industries, Ltd............................     18,988      72,624
    Vijaya Bank, Ltd....................................     41,995      46,795
    Voltas, Ltd.........................................     37,318      68,873
    WABCO India, Ltd....................................      1,336      39,228
    Welspun Corp., Ltd..................................     44,425      82,313
    Wipro, Ltd..........................................     66,990     517,651
    Yes Bank, Ltd.......................................     22,783     223,562
    Zee Entertainment Enterprises, Ltd..................     93,589     407,339
   *Zee Learn, Ltd......................................     18,459       9,662
    Zensar Technologies, Ltd............................      1,279       6,078
    Zuari Agro Chemicals, Ltd...........................        497       2,169
    Zydus Wellness, Ltd.................................      1,930      18,147
                                                                    -----------
TOTAL INDIA.............................................             37,948,610
                                                                    -----------
INDONESIA -- (3.2%)
   *PT Lippo Cikarang Tbk...............................     85,000      33,391
    PT Ace Hardware Indonesia Tbk.......................  1,045,000      81,626
    PT Adaro Energy Tbk.................................  3,283,000     556,390
    PT Adhi Karya Persero Tbk...........................    189,000      38,896
    PT Agung Podomoro Land Tbk..........................    306,500      12,909
    PT AKR Corporindo Tbk...............................    527,500     210,008
   *PT Alam Sutera Realty Tbk...........................  2,781,500     219,991
    PT Aneka Tambang Persero Tbk........................  1,127,500     157,544
   *PT Arwana Citramulia Tbk............................     67,000      13,354
    PT Asahimas Flat Glass Tbk..........................      2,000       1,672
    PT Astra Agro Lestari Tbk...........................     95,500     184,866
    PT Astra International Tbk..........................  1,878,500   1,418,305
   *PT Bakrie & Brothers Tbk............................ 10,309,000      21,168
    PT Bakrie Sumatera Plantations Tbk..................  2,467,000      23,097
   *PT Bakrie Telecom Tbk...............................  4,450,000      22,871
   *PT Bakrieland Development Tbk.......................  8,497,250      47,136
    PT Bank Bukopin Tbk.................................    864,500      59,496
    PT Bank Central Asia Tbk............................  1,144,500   1,133,944
    PT Bank Danamon Indonesia Tbk.......................    592,742     371,160
    PT Bank Mandiri Persero Tbk.........................  1,325,472   1,232,249

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
INDONESIA -- (Continued)
    PT Bank Negara Indonesia Persero Tbk.................  1,826,000 $  736,061
   *PT Bank Pan Indonesia Tbk............................  1,444,000     97,987
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk.    482,500     59,496
    PT Bank Rakyat Indonesia Persero Tbk.................  1,570,500  1,282,588
    PT Bank Tabungan Negara Persero Tbk..................  1,090,473    181,568
   *PT Bank Tabungan Pensiunan Nasional Tbk..............    413,000    209,917
   *PT Barito Pacific Tbk................................    711,500     29,220
    PT Bayan Resources Tbk...............................     13,000     12,015
   *PT Benakat Petroleum Energy Tbk......................  1,726,000     27,464
   *PT Berau Coal Energy Tbk.............................    848,500     20,073
   *PT Berlian Laju Tanker Tbk...........................  2,525,666         --
   *PT Bhakti Investama Tbk..............................  5,605,700    285,085
    PT Bisi International Tbk............................    449,500     36,965
   *PT Borneo Lumbung Energi & Metal Tbk.................    459,000     23,111
    PT Bumi Serpong Damai Tbk............................  2,196,000    315,959
    PT BW Plantation Tbk.................................    643,500     85,256
   *PT Central Proteinaprima Tbk.........................  5,740,500     15,324
    PT Charoen Pokphand Indonesia Tbk....................    706,015    281,615
    PT Ciputra Development Tbk...........................  2,979,500    281,622
    PT Ciputra Property Tbk..............................    277,000     19,642
    PT Ciputra Surya Tbk.................................    204,000     53,460
    PT Citra Marga Nusaphala Persada Tbk.................    445,000     84,652
   *PT Darma Henwa Tbk...................................  3,026,500     15,538
   *PT Delta Dunia Makmur Tbk............................  1,333,000     29,450
   *PT Energi Mega Persada Tbk........................... 10,261,500     98,033
   *PT Exploitasi Energi Indonesia Tbk...................    858,000     30,849
    PT Gajah Tunggal Tbk.................................    453,000    104,825
   *PT Garuda Indonesia Persero Tbk......................    185,500     12,391
    PT Global Mediacom Tbk...............................  1,607,000    359,111
    PT Gozco Plantations Tbk.............................    531,000     10,424
   *PT Hanson International Tbk..........................  1,071,500     34,687
    PT Harum Energy Tbk..................................    214,500    132,153
    PT Hexindo Adiperkasa Tbk............................     61,000     41,969
   *PT Indah Kiat Pulp & Paper Corp. Tbk.................    503,500     37,233
    PT Indika Energy Tbk.................................    589,500     89,056
    PT Indo Tambangraya Megah Tbk........................     48,000    204,335
    PT Indocement Tunggal Prakarsa Tbk...................    215,000    480,150
   *PT Indofood CBP Sukses Makmur Tbk....................    167,500    137,751
    PT Indofood Sukses Makmur Tbk........................  1,074,500    665,573
   *PT Indomobil Sukses Internasional Tbk................    172,000     90,949
    PT Indosat Tbk.......................................    113,500     79,312
    PT Indosat Tbk ADR...................................      2,476     86,289
   *PT Inovisi Infracom Tbk..............................     77,300     55,183
    PT Intiland Development Tbk..........................  1,527,500     52,558
    PT Japfa Comfeed Indonesia Tbk.......................    248,000    178,399
    PT Jasa Marga Persero Tbk............................    396,500    223,808
   *PT Kawasan Industri Jababeka Tbk.....................  5,285,000    127,606
   *PT Krakatau Steel Persero Tbk........................    252,000     16,558
   *PT Malindo Feedmill Tbk..............................    213,000     55,200
    PT Matahari Putra Prima Tbk..........................    735,000     92,251
   *PT Mayorah Indah Tbk.................................    104,000    219,731
    PT Medco Energi Internasional Tbk....................    544,000     87,737
    PT Media Nusantara Citra Tbk.........................    615,500    150,251
    PT Mitra Adiperkasa Tbk..............................    175,500    115,434
   *PT Mitra International Resources Tbk.................  1,680,500     18,806
   *PT Modern Internasional Tbk..........................    312,000     30,727
    PT Nippon Indosari Corpindo Tbk......................     28,000     17,981
   *PT Nusantara Infrastructure Tbk......................    982,500     20,088
    PT Pakuwon Jati Tbk..................................  1,896,000     53,585
   *PT Panin Financial Tbk...............................  3,201,000     57,879
    PT Panin Insurance Tbk...............................    992,000     61,033

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    PT Pembangunan Perumahan Persero Tbk.................   592,000 $    52,827
    PT Perusahaan Gas Negara Persero Tbk................. 1,060,500     509,125
   *PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk................................................. 1,000,500     226,418
   *PT Polychem Indonesia Tbk............................   312,500      11,395
    PT Ramayana Lestari Sentosa Tbk...................... 1,175,000     141,051
    PT Resource Alam Indonesia Tbk.......................   116,500      32,286
   *PT Samindo Resources Tbk.............................    62,250       5,120
    PT Sampoerna Agro Tbk................................   234,500      55,994
    PT Selamat Sempurna Tbk..............................    61,000      15,032
    PT Semen Indonesia (Persero) Tbk.....................   219,000     354,415
   *PT Sentul City Tbk................................... 7,622,500     199,848
    PT Sinar Mas Agro Resources & Technology Tbk.........    36,000      25,536
    PT Sinar Mas Multiartha Tbk..........................    16,500       7,666
    PT Summarecon Agung Tbk.............................. 1,121,332     217,688
   *PT Surya Citra Media Tbk.............................   230,000      56,208
    PT Surya Semesta Internusa Tbk....................... 1,407,000     201,001
   *PT Suryainti Permata Tbk............................. 1,280,000      11,696
    PT Tambang Batubara Bukit Asam Persero Tbk...........   180,121     287,106
    PT Telekomunikasi Indonesia Persero Tbk..............   160,000     160,249
    PT Telekomunikasi Indonesia Persero Tbk Sponsored
      ADR................................................    19,680     780,312
    PT Tiga Pilar Sejahtera Food Tbk.....................   576,500      67,501
    PT Timah Persero Tbk.................................   772,000     130,857
   *PT Total Bangun Persada TbK..........................   518,000      54,243
   *PT Tower Bersama Infrastructure Tbk..................   212,000     128,401
   *PT Trada Maritime Tbk................................   946,500     128,387
   *PT Truba Alam Manunggal Engineering Tbk.............. 3,328,000      17,084
    PT Tunas Baru Lampung Tbk............................   446,000      21,791
    PT Tunas Ridean Tbk..................................   238,000      21,990
    PT Ultrajaya Milk Industry & Trading Co. Tbk.........    29,000       4,916
    PT United Tractors Tbk...............................   390,795     794,520
    PT Vale Indonesia Tbk................................   716,000     202,074
    PT Wijaya Karya Persero Tbk..........................   633,000     107,304
    PT XL Axiata Tbk.....................................   410,500     210,944
                                                                    -----------
TOTAL INDONESIA..........................................            19,595,031
                                                                    -----------
ISRAEL -- (0.0%)
    Delta-Galil Industries, Ltd..........................         1           8
   *Electra Real Estate, Ltd.............................         1           2
   *Formula Systems (1985), Ltd..........................         1          15
   *Formula Vision Technologies, Ltd.....................         1          --
   *Naphtha Israel Petroleum Corp., Ltd..................         1           4
   *Osem Investments, Ltd................................         1          15
   *Super-Sol, Ltd. Series B.............................        --           1
                                                                    -----------
TOTAL ISRAEL.............................................                    45
                                                                    -----------
MALAYSIA -- (3.1%)
    Aeon Co. M Berhad....................................    33,100     134,798
    Aeon Credit Service M Berhad.........................     2,160       7,226
    Affin Holdings Berhad................................   102,500     108,545
    AirAsia Berhad.......................................   333,400     297,985
    Alliance Financial Group Berhad......................   244,200     335,630
    AMMB Holdings Berhad.................................   298,475     611,079
    Amway (Malaysia) Holdings Berhad.....................    16,600      58,958
    Ann Joo Resources Berhad.............................    24,900      10,416
    APM Automotive Holdings Berhad.......................    18,200      32,902
    Axiata Group Berhad..................................   226,250     458,804
    Batu Kawan Berhad....................................    32,100     190,389
   *Benalec Holdings Berhad..............................    75,200      28,576
    BIMB Holdings Berhad.................................    70,700      68,716
   *Bolton Berhad........................................    57,015      14,678
   *Bumi Armada Berhad...................................   141,400     171,613

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
MALAYSIA -- (Continued)
    Bursa Malaysia Berhad...................................  65,200 $  138,936
    Cahya Mata Sarawak Berhad...............................  41,600     40,433
    CB Industrial Product Holding Berhad....................  36,140     30,828
    Chemical Co. of Malaysia Berhad.........................  35,200      9,739
    CIMB Group Holdings Berhad.............................. 661,400  1,534,734
    Coastal Contracts Berhad................................  38,200     24,961
    Daibochi Plastic & Packaging Industry Berhad............   2,100      1,688
    Dayang Enterprise Holdings Berhad.......................  54,900     44,707
    Dialog Group Berhad..................................... 205,125    152,545
    DiGi.Com Berhad......................................... 201,100    318,456
    DRB-Hicom Berhad........................................ 298,800    247,176
    Dutch Lady Milk Industries Berhad.......................   2,100     28,622
    Eastern & Oriental Berhad............................... 179,600     88,449
   *Elk-Desa Resources Berhad...............................  23,194      9,481
    Far East Holdings Berhad................................  14,000     32,008
    Fraser & Neave Holdings Berhad..........................   9,100     53,545
    Gamuda Berhad........................................... 367,300    439,799
    Genting Plantations Berhad..............................  64,700    171,505
    Globetronics Technology Berhad..........................  44,200     24,817
    Glomac Berhad...........................................  31,200      8,587
    Guan Chong Berhad.......................................   1,600        876
    GuocoLand (Malaysia) Berhad.............................  34,800      9,299
    Hai-O Enterprise Berhad.................................  39,400     30,426
    Hap Seng Consolidated Berhad............................ 217,320    114,002
    Hap Seng Plantations Holdings Berhad....................  46,500     41,018
    Hartalega Holdings Berhad...............................  32,900     47,458
   *Ho Wah Genting Berhad................................... 145,700     11,953
    Hock Seng Lee Berhad....................................  10,400      4,957
    Hong Leong Bank Berhad..................................  48,640    222,882
    Hong Leong Financial Group Berhad.......................  57,800    255,993
    Hong Leong Industries Berhad............................  54,300     76,875
   *Hunza Properties Berhad.................................  39,700     18,887
    Hwang-DBS (Malaysia) Berhad.............................  30,600     36,622
    IGB Corp. Berhad........................................ 251,690    189,358
    IJM Corp. Berhad........................................ 310,510    503,899
    IJM Land Berhad......................................... 114,900     79,568
    IJM Plantations Berhad..................................  52,400     49,917
   *Inch Kenneth Kajang Rubber Berhad.......................  77,800     23,917
   *Insas Berhad............................................  52,313      7,070
    IOI Corp. Berhad........................................ 273,105    436,894
    Jaya Tiasa Holdings Berhad..............................  34,605     20,948
    JCY International Berhad................................ 128,400     26,017
    K & N Kenanga Holdings Berhad...........................  81,000     15,123
    Keck Seng (Malaysia) Berhad.............................  59,800     80,341
    Kian Joo Can Factory Berhad.............................  62,900     45,174
    Kim Loong Resources Berhad..............................  50,920     36,214
   *Kinsteel Berhad.........................................  47,000      4,385
   *KNM Group Berhad........................................ 241,587     37,319
    KrisAssets Holdings Berhad..............................   1,600         33
    KSK Group Berhad........................................ 187,600     35,928
   *KSL Holdings Berhad.....................................  21,300     11,374
    Kuala Lumpur Kepong Berhad..............................  33,750    235,739
    Kulim (Malaysia) Berhad................................. 135,200    156,823
   *Kumpulan Europlus Berhad................................  31,800      8,960
    Kumpulan Fima Berhad....................................  22,900     13,418
   *Land & General Berhad...................................  87,100     10,792
   *Landmarks Berhad........................................  59,300     18,602
    Lingkaran Trans Kota Holdings Berhad....................  69,500     95,457
    Lingui Development Berhad...............................   1,400        730
    Lion Industries Corp. Berhad............................  77,700     23,515
    LPI Capital Berhad......................................  10,500     45,298

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
MALAYSIA -- (Continued)
    Mah Sing Group Berhad...................................  91,000 $   66,837
    Malayan Banking Berhad.................................. 562,124  1,606,509
    Malayan Flour Mills Berhad..............................  50,500     19,684
    Malaysia Airports Holdings Berhad....................... 104,610    185,584
   *Malaysian Airline System Berhad......................... 259,834     57,731
    Malaysian Bulk Carriers Berhad..........................  80,125     34,555
    Malaysian Pacific Industries Berhad.....................  20,363     16,451
    Malaysian Resources Corp. Berhad........................ 354,900    158,670
    Maxis Berhad............................................ 148,100    303,668
    MBM Resources Berhad....................................  43,430     48,693
    Media Chinese International, Ltd........................  48,500     17,470
    Media Prima Berhad...................................... 166,900    119,787
    Mega First Corp. Berhad.................................  46,000     23,705
   *MK Land Holdings Berhad.................................  31,600      3,155
    MKH Berhad..............................................  35,800     20,164
    MMC Corp. Berhad........................................ 196,100    153,845
    MNRB Holdings Berhad....................................   3,900      3,165
    Mudajaya Group Berhad...................................  52,200     43,014
    Muhibbah Engineering Berhad.............................  20,600      5,634
   *Mulpha International Berhad............................. 522,100     64,676
    My EG Services Berhad...................................  50,400     12,736
    Naim Holdings Berhad....................................  13,700      8,289
    NCB Holdings Berhad.....................................   1,300      1,866
    Nestle (Malaysia) Berhad................................   6,200    116,374
    NTPM Holdings Berhad....................................  50,200      7,272
    OSK Holdings Berhad.....................................  99,809     46,868
   *Padini Holdings Berhad..................................  67,000     39,042
    Panasonic Manufacturing (Malaysia) Berhad...............  13,100     85,178
    Parkson Holdings Berhad................................. 163,530    254,379
    Pelikan International Corp. Berhad......................  15,912      3,536
   *Perdana Petroleum Berhad................................  82,500     29,989
   *Perisai Petroleum Teknologi Berhad...................... 130,500     43,323
    PJ Development Holdings Berhad..........................  21,900      5,570
    POS (Malaysia) Berhad...................................  86,000     98,230
    PPB Group Berhad........................................ 105,100    421,288
    Press Metal Berhad......................................  49,300     29,205
    Public Bank Berhad Foreign Market Shares................  69,900    349,144
    QL Resources Berhad.....................................  40,600     40,202
    RHB Capital Berhad...................................... 139,475    347,375
   *Rimbunan Sawit Berhad................................... 110,700     27,972
    Salcon Berhad........................................... 100,000     13,359
   *Sapurakencana Petroleum Berhad.......................... 431,611    405,770
    Sarawak Oil Palms Berhad................................  23,200     42,632
    Sarawak Plantation Berhad...............................   6,400      5,153
    Selangor Dredging Berhad................................ 190,000     48,589
    Selangor Properties Berhad..............................   2,100      2,332
    Shangri-La Hotels (Malaysia) Berhad..................... 101,700    124,584
    Shell Refining Co. Federation of Malaysia Berhad........  44,800    118,401
    SHL Consolidated Berhad.................................  98,500     41,188
    Star Publications (Malaysia) Berhad.....................  80,200     67,624
    Subur Tiasa Holdings Berhad.............................  70,415     44,711
   *Sunway Berhad........................................... 113,800     87,889
    Supermax Corp. Berhad................................... 131,250     81,122
    Suria Capital Holdings Berhad...........................  18,100      9,262
    Ta Ann Holdings Berhad..................................  39,289     46,554
    TA Enterprise Berhad.................................... 297,700     48,347
    TA Global Berhad........................................ 264,180     19,962
    Tan Chong Motor Holdings Berhad.........................  68,500    110,844
    Tasek Corp. Berhad......................................   2,100      9,469
    Telekom Malaysia Berhad................................. 132,400    236,536
    Tenaga Nasional Berhad.................................. 247,400    557,867

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
   *TH Plantations Berhad................................    51,100 $    33,419
   *Time Dotcom Berhad...................................   101,900     121,357
    Top Glove Corp. Berhad...............................    77,400     130,324
    Tradewinds (Malaysia) Berhad.........................    32,600      97,197
    Tradewinds Plantation Berhad.........................    21,400      29,521
    TSH Resources Berhad.................................    63,700      43,080
    Uchi Technologies Berhad.............................    51,700      19,468
   *UEM Land Holdings Berhad.............................   351,264     248,777
    UMW Holdings Berhad..................................   114,800     448,627
    Unico-Desa Plantations Berhad........................   214,540      76,794
    Unisem (Malaysia) Berhad.............................   131,930      43,786
    United Malacca Berhad................................    20,100      45,330
    United Plantations Berhad............................    21,300     178,055
   *UOA Development Berhad...............................    16,000       8,756
    VS Industry Berhad...................................    56,245      24,988
    Wah Seong Corp. Berhad...............................    91,002      48,335
    WCT Berhad...........................................   187,780     133,538
    WTK Holdings Berhad..................................    52,300      15,236
    YNH Property Berhad..................................        99          62
    YTL Corp. Berhad..................................... 1,029,164     546,240
    YTL e-Solutions Berhad...............................    48,400      10,200
   *YTL Land & Development Berhad........................    61,900      17,533
    YTL Power International Berhad.......................   461,773     225,931
    Zhulian Corp Berhad..................................    23,100      20,848
                                                                    -----------
TOTAL MALAYSIA...........................................            18,625,824
                                                                    -----------
MEXICO -- (5.6%)
    Alfa S.A.B. de C.V. Series A.........................   635,522   1,534,498
  #*Alsea S.A.B. de C.V..................................    98,312     227,328
    America Movil S.A.B. de C.V. Series L................   103,000     129,939
    America Movil S.A.B. de C.V. Series L ADR............   116,618   2,934,109
   #Arca Continental S.A.B. de C.V.......................    48,659     371,068
  #*Axtel S.A.B. de C.V..................................   224,160      62,058
   *Banregio Grupo Financiero S.A.B. de C.V..............     1,300       6,132
    Bolsa Mexicana de Valores S.A. de C.V................    68,494     173,193
   *Cemex S.A.B. de C.V. Sponsored ADR...................   287,416   3,118,464
    Cia Minera Autlan S.A.B. de C.V. Series B............    17,200      18,871
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     4,011     634,059
    Compartamos S.A.B. de C.V............................   129,600     201,312
   *Consorcio ARA S.A.B. de C.V. Series *................   221,200      82,811
    Controladora Comercial Mexicana S.A.B. de C.V.
      Series B...........................................   156,685     570,935
   *Corporacion GEO S.A.B. de C.V. Series B..............   185,607     217,509
    Corporacion Moctezuma S.A.B. de C.V. Series..........    87,200     265,277
   *Desarrolladora Homex S.A.B. de C.V...................    45,100     109,889
    El Puerto de Liverpool S.A.B. de C.V. Series C-1.....    26,541     294,329
   *Empresas ICA S.A.B. de C.V...........................    37,500     112,400
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR............    41,125     492,266
   *Financiera Independencia S.A.B. de C.V...............    21,447       8,265
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR................................................    28,580   3,083,496
   *Gruma S.A.B. de C.V. Series B........................   106,818     353,439
   *Grupo Aeromexico S.A.B. de C.V.......................       600         867
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V...    53,170     177,810
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR.. 10,080 627,379 Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Series B...........................................     5,400      33,679
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR... 3,400 405,994 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Series B...........................................    15,400     183,958
    Grupo Bimbo S.A.B. de C.V. Series A..................   285,684     740,353
    Grupo Carso S.A.B. de C.V. Series A-1................   119,173     579,247
   #Grupo Comercial Chedraui S.A. de C.V.................    52,290     181,571
    Grupo Elektra S.A.B. de C.V..........................     2,814     130,911
  #*Grupo Famsa S.A.B. de C.V. Series A..................    80,346     108,690

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
MEXICO -- (Continued)
    Grupo Financiero Banorte S.A.B. de C.V. Series O.....   465,046 $ 3,200,744
    Grupo Financiero Inbursa S.A.B. de C.V. Series O.....   402,677   1,129,051
    Grupo Herdez S.A.B. de C.V. Series *.................    45,119     142,654
    Grupo Mexico S.A.B. de C.V. Series B.................   602,907   2,242,894
   *Grupo Pochteca S.A.B. de C.V.........................   115,451      51,939
   *Grupo Simec S.A. de C.V. Series B....................    27,500     136,910
   *Grupo Simec S.A. de C.V. Sponsored ADR...............     1,721      25,505
   *Grupo Sports World S.A.B. de C.V.....................     8,300      11,789
    Grupo Televisa S.A.B.................................   116,310     651,869
    Grupo Televisa S.A.B. Sponsored ADR..................    89,689   2,512,189
  #*Impulsora del Desarrollo y El Empleo en America
      Latina S.A.B. de C.V...............................   163,400     343,774
   #Industrias Bachoco S.A.B. de C.V. Series B...........     3,553       8,244
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR......     1,161      32,299
   *Industrias CH S.A.B. de C.V. Series B................    44,424     366,234
    Industrias Penoles S.A.B. de C.V.....................    12,320     604,024
  #*Inmuebles Carso S.A.B. de C.V. Series B-1............    84,300      72,932
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.....   225,500     635,286
    Megacable Holdings S.A.B. de C.V.....................    40,989     108,158
    Mexichem S.A.B. de C.V. Series *.....................   132,591     749,791
  #*Minera Frisco S.A.B. de C.V. Series A-1..............    77,440     332,853
   *OHL Mexico S.A.B. de C.V.............................   123,503     279,748
    Organizacion Soriana S.A.B. de C.V. Series B.........   221,924     859,797
   *Promotora y Operadora de Infraestructura S.A.B. de
     C.V.................................................    35,335     252,369
   #TV Azteca S.A.B. de C.V..............................   221,193     156,223
   *Urbi Desarrollos Urbanos S.A.B. de C.V...............   102,404      59,519
    Wal-Mart de Mexico S.A.B. de C.V. Series V...........   345,960   1,119,678
                                                                    -----------
TOTAL MEXICO.............................................            34,258,579
                                                                    -----------
PERU -- (0.2%)
    Cia de Minas Buenaventura S.A. ADR...................    15,794     467,344
    Credicorp, Ltd.......................................     6,214     973,920
                                                                    -----------
TOTAL PERU...............................................             1,441,264
                                                                    -----------
PHILIPPINES -- (1.4%)
    Aboitiz Equity Ventures, Inc.........................   195,800     267,594
    Aboitiz Power Corp...................................   236,700     221,774
    Alliance Global Group, Inc........................... 1,180,600     548,908
   *Atlas Consolidated Mining & Development..............   144,200      77,996
    Ayala Corp. Series A.................................    26,231     366,730
    Ayala Land, Inc......................................   454,660     324,091
    Bank of the Philippine Islands.......................    84,392     207,768
   *BDO Unibank, Inc.....................................   231,976     438,625
   *Belle Corp...........................................   927,000     115,473
   *Cebu Air, Inc........................................    55,140      83,988
    China Banking Corp...................................    71,270      98,951
    DMCI Holdings, Inc...................................   149,120     201,571
    EEI Corp.............................................    72,700      20,560
   *Empire East Land Holdings, Inc....................... 1,223,000      30,928
    Energy Development Corp.............................. 1,152,600     202,752
    Filinvest Land, Inc.................................. 4,373,000     186,884
   *First Gen Corp.......................................   261,900     170,248
    First Philippines Holdings Corp......................    84,800     214,096
   *Global Estate Resorts, Inc...........................   685,000      36,072
    Globe Telecom, Inc...................................     7,815     206,642
    International Container Terminal Services, Inc.......   171,870     321,492
    JG Summit Holdings, Inc..............................   158,500     155,625
    Jollibee Foods Corp..................................    62,850     169,545
   *Lafarge Republic, Inc................................   205,362      57,886
   *Lepanto Consolidated Mining Co. Series B.............   911,000      27,332
    Lopez Holdings Corp..................................   595,100     106,914
    Macroasia Corp.......................................    79,000       5,104

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
PHILIPPINES -- (Continued)
    Manila Electric Co....................................    17,630 $  125,897
    Manila Water Co., Inc.................................   169,400    149,467
    Megaworld Corp........................................ 4,366,000    361,531
    Metro Bank & Trust Co.................................    69,105    179,082
   *Pepsi-Cola Products Philippines, Inc..................   287,000     45,095
   *Philex Petroleum Corp.................................     7,900      6,505
    Philippine Long Distance Telephone Co. Sponsored ADR..     3,130    215,563
   *Philippine National Bank..............................    50,520    123,086
    Philippine Stock Exchange, Inc........................     2,380     26,890
    Philodrill Corp....................................... 5,000,000      5,163
   *RFM Corp..............................................   243,000     28,812
    Rizal Commercial Banking Corp.........................    70,500    117,960
   *Robinson's Land Corp. Series B........................   365,500    192,447
    San Miguel Corp.......................................    81,320    224,612
    Security Bank Corp....................................    47,890    204,560
   *Semirara Mining Corp..................................    15,800     95,570
    SM Development Corp...................................   605,693     89,518
    SM Investments Corp...................................    28,840    674,430
    SM Prime Holdings, Inc................................   706,425    304,397
    Union Bank of Philippines.............................    39,820    118,054
    Universal Robina Corp.................................   154,980    333,324
    Vista Land & Lifescapes, Inc.......................... 1,133,000    144,291
                                                                     ----------
TOTAL PHILIPPINES.........................................            8,631,803
                                                                     ----------
POLAND -- (1.6%)
    Agora SA..............................................    10,877     31,492
   *Alchemia SA...........................................    11,709     18,788
   *AmRest Holdings SE....................................     2,322     65,592
    Apator SA.............................................       993     10,471
    Asseco Poland SA......................................    18,395    267,739
    Bank Handlowy w Warszawie SA..........................     5,799    179,636
   *Bank Millennium SA....................................   104,939    155,106
    Bank Pekao SA.........................................    10,199    501,639
   *Bank Zackodni WBK SA..................................       701     57,035
   *Boryszew SA...........................................   141,708     25,642
   *BRE Bank SA...........................................     2,512    262,959
    Budimex SA............................................       993     21,524
    CCC SA................................................     1,576     36,632
   *CD Projekt Red SA.....................................    15,498     33,688
   *Ciech SA..............................................    11,319     76,900
   *Cinema City International NV..........................       439      3,625
   *Cyfrowy Polsat SA.....................................    10,212     55,349
    Debica SA.............................................     1,289     27,959
   *Echo Investment SA....................................    43,544     75,283
    Elektrobudowa SA......................................        39      1,765
    Emperia Holding SA....................................     2,337     44,303
    Enea SA...............................................    27,747    137,159
    Eurocash SA...........................................     7,633    124,359
    Fabryki Mebli Forte SA................................     1,878      9,156
   *Getin Holding SA......................................    81,558     71,748
   *Getin Noble Bank SA...................................   131,516     83,067
    Grupa Kety SA.........................................     1,634     75,610
   *Grupa Lotos SA........................................    19,609    254,005
   *Hawe SA...............................................    30,550     34,164
   *Impexmetal SA.........................................    10,503     12,273
   *ING Bank Slaski SA....................................     4,972    142,374
    Inter Cars SA.........................................       702     21,308
   *Jastrzebska Spolka Weglowa SA.........................     5,851    178,428
   *Kernel Holding SA.....................................    11,612    260,938
    KGHM Polska Miedz SA..................................    22,598  1,382,802
   *Kopex SA..............................................     6,846     35,467

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
POLAND -- (Continued)
    LPP SA................................................      65 $   101,921
    Lubelski Wegiel Bogdanka SA...........................   5,895     260,669
   *Netia SA..............................................  73,376     109,254
    Orbis SA..............................................   4,959      61,147
    Pelion SA.............................................   2,616      32,812
   *Petrolinvest SA.......................................  63,657      24,513
    PGE SA................................................ 109,734     605,202
   *Polimex-Mostostal SA..................................  92,257      16,661
   *Polnord SA............................................   5,426      18,943
   *Polski Koncern Naftowy Orlen SA.......................  69,573   1,101,447
   *Polskie Gornictwo Naftowe I Gazownictwo SA............ 206,042     366,815
    Powszechna Kasa Oszczednosci Bank Polski SA...........  60,463     675,972
    Powszechny Zaklad Ubezpieczen SA......................   3,601     474,613
   *PZ Cormay SA..........................................   4,936      25,435
   *Raciborska Fabryka Kotlow SA..........................   6,073      17,512
   *Rovese SA.............................................  15,781       7,302
   *Rovese SA Issue 12 Shares.............................  31,562      14,294
   *Stalprodukt SA........................................     290      18,623
    Synthos SA............................................  55,446      94,107
    Tauron Polska Energia SA.............................. 227,754     348,209
    Telekomunikacja Polska SA.............................  68,020     264,120
    TVN SA................................................  20,224      63,511
    Warsaw Stock Exchange SA..............................   1,908      24,855
    Zaklady Azotowe Pulawy SA.............................   1,290      53,470
   *Zaklady Azotowe w Tarnowie-Moscicach SA...............   2,243      40,979
   *Zaklady Chemiczne Police SA...........................   3,091      13,236
                                                                   -----------
TOTAL POLAND..............................................           9,611,607
                                                                   -----------
RUSSIA -- (3.2%)
   *Etalon Group, Ltd. GDR................................  25,531     125,363
    Eurasia Drilling Co., Ltd. GDR........................  16,708     633,169
    Federal Hydrogenerating Co. ADR....................... 208,698     510,122
    Gazprom OAO Sponsored ADR............................. 667,534   6,286,832
   *Globaltrans Investment P.L.C. Sponsored GDR...........   6,517     100,731
   *IG Seismic Services P.L.C. GDR........................     535      10,170
   *Integra Group Holdings GDR............................  26,558      13,253
    Lukoil OAO Sponsored ADR..............................  42,853   2,889,556
    Magnitogorsk Iron & Steel Works Sponsored GDR.........  32,131     145,366
    Mail.ru Group, Ltd. GDR...............................   7,951     265,042
   #Mechel Sponsored ADR..................................  26,298     177,512
    MMC Norilsk Nickel OJSC ADR...........................  54,136   1,078,459
   *NOMOS-BANK GDR........................................   2,782      38,677
    Novolipetsk Steel OJSC GDR............................  10,921     231,908
    Novorossiysk Sea Trade Port GDR.......................   8,491      69,154
   *O'Key Group SA GDR....................................   6,334      75,003
   *PIK Group GDR.........................................  32,457      70,329
    Rosneft OAO GDR....................................... 114,287   1,003,312
   *Rostelecom OJSC Sponsored ADR.........................   9,922     240,102
   *Sberbank of Russia Sponsored ADR...................... 162,231   2,393,456
    Severstal OAO GDR.....................................  20,192     251,868
    Tatneft OAO Sponsored ADR.............................  27,749   1,278,108
    TMK OAO GDR...........................................   5,575      84,884
    Uralkali OJSC GDR.....................................  16,059     611,049
    VimpelCom, Ltd. Sponsored ADR.........................  34,603     415,582
    VTB Bank OJSC GDR..................................... 106,345     388,189
   *X5 Retail Group N.V. GDR..............................  11,021     187,277
                                                                   -----------
TOTAL RUSSIA..............................................          19,574,473
                                                                   -----------
SOUTH AFRICA -- (7.0%)
    ABSA Group, Ltd.......................................  53,567   1,025,393
    Acucap Properties, Ltd................................     541       2,763

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH AFRICA -- (Continued)
    Adcorp Holdings, Ltd..................................  20,714 $   72,786
    Advtech, Ltd.......................................... 120,102     90,241
    AECI, Ltd.............................................  29,438    281,405
    Afgri, Ltd............................................  66,963     38,632
    African Bank Investments, Ltd......................... 174,095    600,186
    African Oxygen, Ltd...................................  35,052     95,772
    African Rainbow Minerals, Ltd.........................  27,185    612,177
    Allied Electronics Corp., Ltd.........................   1,837      4,695
    Allied Technologies, Ltd..............................  12,239     57,618
   #Anglo American Platinum, Ltd..........................   9,396    461,249
    AngloGold Ashanti, Ltd. Sponsored ADR.................  69,070  1,935,341
    Argent Industrial, Ltd................................   1,517      1,152
   #Assore, Ltd...........................................   4,246    211,157
    Astral Foods, Ltd.....................................  10,581    107,901
    Aveng, Ltd............................................ 106,211    362,438
    AVI, Ltd..............................................  52,495    322,164
    Barloworld, Ltd.......................................  62,141    579,021
    Bidvest Group, Ltd....................................  46,623  1,113,829
    Blue Label Telecoms, Ltd.............................. 103,795    101,358
    Brait SE..............................................   1,409      5,034
    Business Connexion Group, Ltd.........................  65,032     39,434
    Capitec Bank Holdings, Ltd............................   7,870    171,406
    Cashbuild, Ltd........................................   5,116     75,097
    Caxton & CTP Publishers & Printers, Ltd...............  26,485     51,068
    City Lodge Hotels, Ltd................................   5,726     69,424
    Clicks Group, Ltd.....................................  46,685    308,658
    Clover Industries, Ltd................................  20,895     42,117
   *Consolidated Infrastructure Group, Ltd................     920      1,729
    Coronation Fund Managers, Ltd.........................  44,196    217,788
    DataTec, Ltd..........................................  54,583    284,577
    Discovery Holdings, Ltd...............................  61,065    451,053
   *Distribution & Warehousing Network, Ltd...............  43,764     32,186
    DRDGOLD, Ltd.......................................... 114,356     93,511
   *DRDGOLD, Ltd. Sponsored ADR...........................   1,600     12,912
    EOH Holdings, Ltd.....................................  30,708    141,232
    Eqstra Holdings, Ltd..................................  87,411     64,096
   *Evraz Highveld Steel & Vanadium, Ltd..................   5,882      9,187
    Exxaro Resources, Ltd.................................  22,549    442,344
    Famous Brands, Ltd....................................   8,622     75,176
    FirstRand, Ltd........................................ 405,903  1,463,445
    Foschini Group, Ltd. (The)............................  34,254    444,450
   *Gijima Group, Ltd..................................... 305,008      9,146
    Gold Fields, Ltd......................................   8,786    102,451
    Gold Fields, Ltd. Sponsored ADR....................... 175,611  2,040,600
    Grindrod, Ltd......................................... 124,150    229,441
    Group Five, Ltd.......................................  31,179    109,016
    Growthpoint Properties, Ltd...........................  50,177    141,132
    Harmony Gold Mining Co., Ltd..........................  50,878    327,873
    Harmony Gold Mining Co., Ltd. Sponsored ADR...........  55,343    357,516
    Holdsport, Ltd........................................   6,165     28,615
    Hudaco Industries, Ltd................................  12,404    160,593
   *Hulamin, Ltd..........................................  41,925     18,298
    Iliad Africa, Ltd.....................................  37,928     22,708
    Illovo Sugar, Ltd.....................................  63,970    214,633
    Impala Platinum Holdings, Ltd......................... 112,858  2,046,895
    Imperial Holdings, Ltd................................  39,977    861,361
    Investec, Ltd.........................................  56,606    409,691
    JD Group, Ltd.........................................  38,857    174,741
    JSE, Ltd..............................................  21,502    165,561
    Kumba Iron Ore, Ltd...................................   5,729    385,798
    Lewis Group, Ltd......................................  28,892    215,288

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH AFRICA -- (Continued)
    Liberty Holdings, Ltd.................................  27,770 $   355,902
    Massmart Holdings, Ltd................................  15,638     317,685
   *Merafe Resources, Ltd................................. 213,666      20,279
    Metair Investments, Ltd...............................  32,778     126,586
    MMI Holdings, Ltd..................................... 272,512     703,674
    Mondi, Ltd............................................  27,785     327,167
    Mpact, Ltd............................................  43,352      95,867
    Mr. Price Group, Ltd..................................  33,710     465,311
   *Murray & Roberts Holdings, Ltd........................ 128,172     360,990
   *Mvelaserve, Ltd.......................................  18,443      15,519
    Nampak, Ltd........................................... 122,217     432,096
    Naspers, Ltd. Series N................................  33,419   2,149,438
    Nedbank Group, Ltd....................................  45,172     958,460
   *New Bond Capital, Ltd.................................  50,355         731
    Northam Platinum, Ltd.................................  64,549     264,623
    Oceana Group, Ltd.....................................  10,675      81,678
    Omnia Holdings, Ltd...................................  15,959     257,554
    Palabora Mining Co., Ltd..............................   4,584      52,688
    Peregrine Holdings, Ltd...............................  26,279      33,491
    Petmin, Ltd...........................................  40,487      10,469
    Pick'n Pay Stores, Ltd................................  36,505     185,847
    Pinnacle Technology Holdings, Ltd.....................  31,383      68,209
    Pioneer Foods, Ltd....................................  15,637     114,064
    PPC, Ltd..............................................  98,385     356,871
    Premium Properties, Ltd...............................  22,528      44,718
    PSG Group, Ltd........................................  34,356     234,187
    Rainbow Chicken, Ltd..................................   3,612       6,630
    Raubex Group, Ltd.....................................  25,981      53,384
    Resilient Property Income Fund, Ltd...................  51,931     293,467
    Reunert, Ltd..........................................  38,809     323,802
   *Royal Bafokeng Platinum, Ltd..........................   6,162      40,260
    Sanlam, Ltd........................................... 314,571   1,597,913
   *Santam, Ltd...........................................   6,309     131,783
   *Sappi, Ltd............................................   7,901      27,732
  #*Sappi, Ltd. Sponsored ADR............................. 140,883     480,411
   *Sasol, Ltd............................................  12,915     557,573
    Sasol, Ltd. Sponsored ADR.............................  66,457   2,872,936
   *Sentula Mining, Ltd................................... 109,719      21,046
    Shoprite Holdings, Ltd................................  41,253     700,577
    Spar Group, Ltd. (The)................................  23,940     314,644
    Spur Corp., Ltd.......................................  13,016      39,276
    Standard Bank Group, Ltd.............................. 157,718   2,030,478
    Steinhoff International Holdings, Ltd................. 300,385     911,580
   *Super Group, Ltd......................................  88,104     176,251
   *Telkom SA SOC, Ltd....................................  46,406      85,429
    Tiger Brands, Ltd.....................................  15,565     511,986
   *Times Media Group, Ltd................................   8,973      13,961
    Tongaat-Hulett, Ltd...................................  27,724     432,974
    Trencor, Ltd..........................................  38,678     300,620
    Truworths International, Ltd..........................  72,603     811,849
    Vodacom Group, Ltd....................................  26,450     360,916
    Wilson Bayly Holme-Ovcon, Ltd.........................  15,165     263,636
    Woolworths Holdings, Ltd..............................  69,516     479,596
    Zeder Investments, Ltd................................ 148,664      55,815
                                                                   -----------
TOTAL SOUTH AFRICA........................................          42,525,188
                                                                   -----------
SOUTH KOREA -- (13.4%)
   *3S Korea Co., Ltd.....................................  14,725     107,711
   *Actoz Soft Co., Ltd...................................   1,027      45,294
   *Aekyung Petrochemical Co., Ltd........................     278      13,055
  #*Agabang&Company.......................................   4,404      34,420

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
SOUTH KOREA -- (Continued)
  #*Ahnlab, Inc...........................................    934 $ 45,323
   *AK Holdings, Inc......................................    494    9,844
  #*Amorepacific Corp.....................................    332  333,766
  #*Amorepacific Group....................................    480  181,582
   *Asia Cement Co., Ltd..................................    721   42,889
  #*Asia Pacific Systems, Inc.............................  3,786   28,018
   *Asiana Airlines, Inc.................................. 33,400  185,017
   *AtlasBX Co., Ltd......................................  1,668   45,106
   *AUK Corp..............................................  5,660    9,515
  #*Basic House Co., Ltd. (The)...........................  4,590   62,820
   *Binggrae Co., Ltd.....................................    955  106,977
   *Bioland, Ltd..........................................  2,817   37,137
   *Boryung Medience Co., Ltd.............................  3,648   38,238
  #*Brain Technology Industries Co., Ltd.................. 15,590   33,110
   *BS Financial Group, Inc............................... 47,010  621,504
   *Byucksan Corp.........................................  2,510    4,240
   *Capro Corp............................................  6,800   68,449
    Cheil Industrial, Inc.................................  9,891  792,912
   *Cheil Worldwide, Inc.................................. 12,760  262,597
   *Chin Hung International, Inc.......................... 55,567   34,783
   *China Great Star International, Ltd................... 13,195   18,052
   *China Ocean Resources Co., Ltd........................  9,730   24,126
   *Chosun Refractories Co., Ltd..........................     53    2,910
   *CJ CGV Co., Ltd.......................................  2,390   80,768
  #*CJ Cheiljedang Corp...................................  1,776  605,077
   *CJ E&M Corp...........................................  6,693  209,673
   *CJ Korea Express Co., Ltd.............................  1,736  191,332
   *CNK International Co., Ltd............................  6,947   39,994
   *Com2uSCorp............................................    826   27,754
   *Cosmax, Inc...........................................  1,960   75,055
  #*Cosmochemical Co., Ltd................................  2,170   15,367
   *Coway Co., Ltd........................................  7,010  304,172
   *Crown Confectionery Co., Ltd..........................    339   70,690
   *CrucialTec Co., Ltd...................................  5,184   42,484
   *Dae Dong Industrial Co., Ltd..........................  1,430    7,675
   *Dae Han Flour Mills Co., Ltd..........................    285   34,960
   *Dae Won Kang Up Co., Ltd..............................  6,670   49,449
   *Daechang Co., Ltd..................................... 19,890   25,583
   *Daeduck Electronics Co., Ltd..........................  9,060   82,042
   *Daeduck GDS Co., Ltd..................................  6,910  109,480
    Daegu Department Store Co., Ltd.......................  1,950   25,806
   *Daehan Steel Co., Ltd.................................  5,070   38,651
   *Daekyung Machinery & Engineering Co., Ltd.............  5,060    9,897
   *Daelim Industrial Co., Ltd............................  7,667  652,385
   *Daesang Corp..........................................  4,680  118,742
   *Daesang Holdings Co., Ltd.............................  2,390   15,664
   *Daewoo Engineering & Construction Co., Ltd............ 25,380  211,013
    Daewoo Securities Co., Ltd............................ 44,251  485,581
   *Daewoo Shipbuilding & Marine Engineering Co., Ltd..... 25,161  688,861
    Daishin Securities Co., Ltd........................... 13,460  132,255
   *Daou Technology, Inc..................................  8,200  126,258
   *Dasan Networks, Inc...................................  3,142   12,788
   *Daum Communications Corp..............................  2,032  190,552
    Dayou Automotive Seat Technology Co., Ltd............. 27,800   37,454
   *DGB Financial Group, Inc.............................. 45,670  612,089
   *DI Corp...............................................  7,090   35,714
   *Digitech Systems Co., Ltd.............................  3,126   25,668
   *DIO Corp..............................................  4,669   48,476
   *Dong Yang Gang Chul Co., Ltd..........................  5,950   10,847
   *Dongaone Co., Ltd.....................................  8,260   21,503
   *Dongbang Transport Logistics Co., Ltd.................  6,840   20,404

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
   *Dongbu HiTek Co., Ltd.................................  7,420 $   44,635
    Dongbu Insurance Co., Ltd.............................  9,563    410,296
    Dongbu Securities Co., Ltd............................  4,330     15,386
   *Dongbu Steel Co., Ltd.................................  6,874     23,480
   *Dong-Il Corp..........................................     87      3,468
   *Dongjin Semichem Co., Ltd.............................  7,060     32,092
  #*Dongkuk Steel Mill Co., Ltd........................... 12,370    148,272
   *Dongkuk Structure & Construction Co., Ltd.............  3,112      8,908
   *Dongsung Holdings Co., Ltd............................  3,940     19,834
   *Dongwon F&B Co., Ltd..................................    191     14,518
   *Dongwon Industries Co., Ltd...........................    198     54,919
    Dongyang Mechatronics Corp............................  7,130     72,055
   *Doosan Engineering & Construction Co., Ltd............  8,920     27,471
   *Doosan Heavy Industries & Construction Co., Ltd....... 12,525    535,661
  #*Doosan Infracore Co., Ltd............................. 25,940    383,768
   *Dragonfly GF Co., Ltd.................................  2,130     23,953
   *Duksan Hi-Metal Co., Ltd..............................  2,788     57,255
   *DuzonBizon Co., Ltd...................................  4,340     45,283
   *E1 Corp...............................................    559     34,028
   *Easy Bio, Inc......................................... 12,774     36,828
   *Ecopro Co., Ltd.......................................  3,593     24,602
   *EG Corp...............................................  1,936     68,118
   *e-LITECOM Co., Ltd....................................  2,965     36,499
   *ELK Corp..............................................  1,625     26,045
    E-Mart Co., Ltd.......................................  4,727  1,049,906
   *ENF Technology Co., Ltd...............................  2,690     29,159
   *Eugene Corp...........................................  9,790     27,672
   *Eugene Investment & Securities Co., Ltd...............  8,900     21,125
    Eugene Technology Co., Ltd............................  2,170     28,251
   *Fila Korea, Ltd.......................................  2,370    137,134
  #*Foosung Co., Ltd......................................  8,920     39,138
   *Fursys, Inc...........................................  1,797     43,362
   *Gamevil, Inc..........................................    784     64,749
    Gaon Cable Co., Ltd...................................     70      1,389
   *GIIR, Inc.............................................  2,100     12,930
   *Global & Yuasa Battery Co., Ltd.......................  1,000     40,567
   *GS Engineering & Construction Corp....................  9,424    481,979
   *GS Global Corp........................................  2,500     23,989
   *GS Holdings Corp...................................... 11,819    770,889
    Gwangju Shinsegae Co., Ltd............................    188     43,388
   *Haesung Industrial Co., Ltd...........................    574     18,029
   *Halla Climate Control Corp............................  5,430    121,754
   *Halla Engineering & Construction Corp.................  4,540     34,113
   *Han Kuk Carbon Co., Ltd...............................  9,150     62,607
    Hana Financial Group, Inc............................. 52,470  1,878,850
   *Handsome Co., Ltd.....................................  3,700     86,117
   *Hanil Cement Co., Ltd.................................    915     41,483
   *Hanil E-Wha Co., Ltd..................................  4,960     37,901
  #*Hanjin Heavy Industries & Construction Co., Ltd....... 11,598    104,412
   *Hanjin Heavy Industries & Construction Holdings Co.,
     Ltd..................................................  3,084     17,604
   *Hanjin Shipping Co., Ltd.............................. 26,510    284,913
   *Hanjin Shipping Holdings Co., Ltd.....................  3,216     16,717
   *Hanjin Transportation Co., Ltd........................  2,540     50,155
    Hankook Shell Oil Co., Ltd............................    168     38,733
   *Hankook Tire Co., Ltd.................................  8,969    368,858
   *Hankook Tire Worldwide Co., Ltd.......................  2,050     31,827
   *Hankuk Glass Industries, Inc..........................  1,820     33,381
   *Hankuk Paper Manufacturing Co., Ltd...................    590     13,140
    Hanmi Semiconductor Co., Ltd..........................  1,260      9,547
   *Hansol Chemical Co., Ltd..............................  2,570     52,894
  #*Hansol CSN Co., Ltd................................... 18,940     59,707

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
   *Hansol Paper Co., Ltd................................. 11,550 $  109,266
  #*Hansol Technics Co., Ltd..............................  3,821     52,134
   *Hanssem Co., Ltd......................................  2,170     38,559
   *Hanwha Chemical Corp.................................. 24,186    427,763
   *Hanwha Corp........................................... 12,144    372,825
   *Hanwha General Insurance Co., Ltd.....................  5,190     28,592
    Hanwha Investment & Securities Co., Ltd............... 14,174     54,393
    Hanwha Life Insurance Co., Ltd........................ 41,510    282,665
    Hanyang Securities Co., Ltd...........................  1,030      6,176
   *Heung-A Shipping Co., Ltd............................. 22,340     25,947
    HMC Investment Securities Co., Ltd....................  3,823     47,054
    Hotel Shilla Co., Ltd.................................  5,860    246,952
   *Huchems Fine Chemical Corp............................  4,764    111,576
   *Husteel Co., Ltd......................................  1,240     27,334
   *Hwacheon Machine Tool Co., Ltd........................    240     10,579
   *Hwashin Co., Ltd......................................  4,870     48,297
   *Hy-Lok Corp...........................................  2,027     37,696
   *Hyosung Corp..........................................  7,204    422,237
   *Hyundai BNG Steel Co., Ltd............................  2,940     26,925
   *Hyundai Corp..........................................  3,870     84,789
   *Hyundai Department Store Co., Ltd.....................  3,505    520,279
   *Hyundai Development Co................................ 17,852    382,781
   *Hyundai Elevator Co., Ltd.............................  1,225    110,584
   *Hyundai Engineering & Construction Co., Ltd........... 11,203    705,750
   *Hyundai Engineering Plastics Co., Ltd.................  3,250     14,206
   *Hyundai Glovis Co., Ltd...............................  1,114    207,496
  #*Hyundai Greenfood Co., Ltd............................ 10,800    163,119
   *Hyundai Heavy Industries Co., Ltd.....................  5,640  1,113,644
   *Hyundai Hy Communications & Networks Co., Ltd.........  4,730     22,487
   *Hyundai Hysco Co., Ltd................................  5,400    186,899
    Hyundai Marine & Fire Insurance Co., Ltd.............. 14,010    430,962
   *Hyundai Merchant Marine Co., Ltd......................  5,376    100,961
   *Hyundai Mobis Co., Ltd................................  9,187  2,405,887
    Hyundai Securities Co., Ltd........................... 43,302    352,684
  #*Hyundai Steel Co...................................... 12,403    944,669
   *Hyundai Wia Corp......................................  2,013    271,689
   *Hyunjin Materials Co., Ltd............................  3,137     19,658
   *ICD Co., Ltd..........................................  2,226     23,330
   *Iljin Display Co., Ltd................................  3,030     52,495
   *Iljin Electric Co., Ltd...............................  5,910     22,468
   *Iljin Materials Co., Ltd..............................  5,710     41,970
   *Ilshin Spinning Co., Ltd..............................    221     16,486
  #*iMarketKorea, Inc.....................................  2,300     48,042
   *Industrial Bank of Korea, Ltd......................... 44,560    503,488
   *INFINITT Co., Ltd.....................................  5,114     51,516
   *Infopia Co., Ltd......................................  2,026     26,145
   *Infraware, Inc........................................  5,651     51,733
   *InkTec Co., Ltd.......................................  2,097     50,552
   *InnoWireless, Inc.....................................  1,034     16,528
   *Innox Corp............................................  1,561     34,695
   *Interflex Co., Ltd....................................  1,088     38,636
  #*Interpark Corp........................................ 10,479     66,918
   *INTOPS Co., Ltd.......................................    774     18,890
   *Inzi Controls Co., Ltd................................  2,210     12,955
   *INZI Display Co., Ltd.................................  5,255     15,247
   *IS Dongseo Co., Ltd...................................  2,725     26,272
   *ISU Chemical Co., Ltd.................................  2,540     43,868
   *IsuPetasys Co., Ltd...................................  6,490     26,378
   *Jahwa Electronics Co., Ltd............................  3,470     55,160
  #*JCEntertainment Corp..................................  1,638     20,918
    Jeonbuk Bank, Ltd..................................... 15,153     64,634

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
SOUTH KOREA -- (Continued)
   *Jinsung T.E.C.........................................  1,807 $   15,479
   *Joymax Co.,Ltd........................................  1,748     44,316
   *JVM Co., Ltd..........................................    443     22,292
   *JYP Entertainment Corp................................  7,076     33,990
   *KB Financial Group, Inc...............................  5,670    201,846
   *KB Financial Group, Inc. ADR.......................... 44,032  1,555,210
   *KC Tech Co., Ltd...................................... 13,940     49,677
    KCC Corp..............................................  1,181    315,566
   *KEC Corp.............................................. 16,880      7,040
   *KEPCO Engineering & Construction Co., Inc.............  2,109    155,191
   *KEPCO Plant Service & Engineering Co., Ltd............  1,694     85,232
   *KGMobilians Co., Ltd..................................  4,423     53,848
   *KH Vatec Co., Ltd.....................................  3,521     48,040
   *KISCO Corp............................................  1,168     28,958
   *KISCO Holdings Co., Ltd...............................     41      1,294
   *KISWIRE, Ltd..........................................  2,396     63,483
    Kiwoom Securities Co., Ltd............................  2,805    156,937
   *Koentec Co., Ltd...................................... 13,257     26,560
   *Koh Young Technology, Inc.............................    823     22,912
  #*Kolao Holdings........................................  2,982     55,159
   *Kolon Corp............................................  1,240     19,935
   *Kolon Global Corp.....................................  5,700     21,500
   *Kolon Industries, Inc.................................  5,315    300,813
   *Kona@I Co., Ltd.......................................  2,745     52,422
  #*Korea Circuit Co., Ltd................................  2,200     39,400
   *Korea District Heating Corp...........................    940     66,759
   *Korea Electric Power Corp............................. 15,780    468,355
   *Korea Electric Power Corp. Sponsored ADR.............. 13,938    209,209
    Korea Electric Terminal Co., Ltd......................  1,640     41,793
   *Korea Exchange Bank................................... 72,030    501,366
   *Korea Gas Corp........................................  4,095    250,820
   *Korea Investment Holdings Co., Ltd.................... 11,270    437,749
   *Korea Kolmar Co., Ltd.................................  2,301     61,962
   #Korea Kolmar Holdings Co., Ltd........................  1,107     13,678
   *Korea Petrochemical Industrial Co., Ltd...............  1,671     81,972
   *Korea Real Estate Investment Trust Co................. 24,796     27,770
   *Korea Reinsurance Co., Ltd............................ 26,681    280,304
   *Korea Zinc Co., Ltd...................................    747    263,396
   *Korean Air Co., Ltd...................................  7,258    303,048
   *Kortek Corp...........................................  2,014     21,477
   *KPF...................................................  2,698     24,287
    KPX Chemical Co., Ltd.................................    618     25,764
   *KT Corp...............................................  2,060     69,333
   *KT Corp. Sponsored ADR................................  2,100     35,574
   *KTB Investment & Securities Co., Ltd.................. 13,480     33,283
   *Kukdo Chemical Co., Ltd...............................  1,317     49,132
   *Kumho Electric Co., Ltd...............................    520     17,138
   *Kumho Industrial Co., Ltd............................. 13,900     51,137
   *Kumho Petro chemical Co., Ltd.........................  1,689    184,752
   *Kumho Tire Co., Inc................................... 11,769    120,545
  #*Kwang Myung Electric Engineering Co., Ltd............. 10,100     22,272
    Kyobo Securities Co., Ltd.............................  3,800     17,443
   *Kyungdong City Gas Co., Ltd...........................    326     22,063
   *Kyungnam Energy Co., Ltd..............................  3,190     12,008
   *LB Semicon, Inc.......................................  6,171     17,699
    LEENO Industrial, Inc.................................  1,609     48,825
    LG Chemical, Ltd......................................  3,051    853,689
   *LG Display Co., Ltd................................... 12,180    327,075
   *LG Display Co., Ltd. ADR.............................. 69,145    923,777
   *LG Fashion Corp.......................................  6,894    179,799
    LG Hausys, Ltd........................................  1,879    128,230

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES VALUE++
                                                           ------ --------
SOUTH KOREA -- (Continued)
    LG Household & Healthcare Co., Ltd....................    733 $408,400
   *LG Innotek Co., Ltd...................................  2,944  206,742
   #LG International Corp.................................  7,841  323,963
   *LG Uplus Corp......................................... 55,670  416,219
    LIG Insurance Co., Ltd................................  9,310  218,216
   *Livart Furniture Co., Ltd.............................    560    3,138
   *Lock & Lock Co., Ltd..................................  3,280   81,387
   *Lotte Chemical Corp...................................  2,872  666,459
   *Lotte Confectionary Co., Ltd..........................    202  319,614
   *Lotte Non-Life Insurance Co., Ltd.....................  9,821   34,816
   *Lotte Samkang Co., Ltd................................    218  136,778
  #*Lotte Shopping Co., Ltd...............................  2,343  801,856
   *LS Corp...............................................  3,565  299,573
   *Lumens Co., Ltd....................................... 10,144   76,235
    Macquarie Korea Infrastructure Fund................... 72,512  442,818
   *Macrogen, Inc.........................................  1,740   46,200
   *Maeil Dairy Industry Co., Ltd.........................  1,658   51,822
   *Mando Corp............................................  3,078  342,040
   *MegaStudy Co., Ltd....................................  1,065   74,936
   *Melfas, Inc...........................................  1,728   29,845
   *Meritz Finance Group, Inc.............................  7,690   31,699
    Meritz Fire Marine Insurance Co., Ltd................. 12,331  150,518
    Meritz Securities Co., Ltd............................ 56,485   69,271
    Mirae Asset Securities Co., Ltd.......................  7,345  254,712
   *MK Electron Co., Ltd.................................. 12,447   46,522
   *MNTech Co., Ltd.......................................  4,699   51,371
   *Modetour Network, Inc.................................  2,902   84,015
   *Moorim P&P Co., Ltd...................................  4,440   14,210
   *Motonic Corp..........................................  2,770   28,762
    Namhae Chemical Corp..................................  4,250   29,384
   *NCsoft Corp...........................................  2,094  265,337
   *Neowiz Games Corp.....................................  3,530   65,745
  #*NEPES Corp............................................  3,419   48,530
   *Nexen Corp............................................  1,633  116,835
    Nexen Tire Corp.......................................  7,100   82,464
    NH Investment & Securities Co., Ltd...................  6,660   31,369
   *NHN Corp..............................................  3,664  810,319
   *NICE Holdings Co., Ltd................................    311   18,931
   *NK Co., Ltd...........................................  2,980    7,815
   *Nong Shim Holdings Co., Ltd...........................    248   14,728
    NongShim Co., Ltd.....................................    861  220,418
  #*OCI Co., Ltd..........................................  3,376  519,373
   *OCI Materials Co., Ltd................................  4,511  149,381
   *OPTRON-TEC, Inc.......................................  5,461   74,513
   *ORION Corp............................................    459  429,027
   *Osstem Implant Co., Ltd...............................  3,092   97,965
  #*Osung LST Co., Ltd....................................  5,389   18,584
   *Ottogi Corp...........................................    302   65,893
   *Paik Kwang Industrial Co., Ltd........................  2,510    8,916
   *Partron Co, Ltd.......................................  4,133   80,297
   *Poongsan Corp.........................................  5,340  141,515
   *Poongsan Holdings Corp................................    510   11,172
   *Power Logics Co., Ltd.................................  4,300   18,459
   *Pusan City Gas Co., Ltd...............................  1,850   36,188
   *Pyeong Hwa Automotive Co., Ltd........................  4,793   65,178
   *S&T Holdings Co., Ltd.................................  1,330   12,079
   *S&T Motiv Co., Ltd....................................  2,610   55,717
    S1 Corp...............................................  2,301  138,010
   *Sajo Industries Co., Ltd..............................    435   21,663
   *Sam Young Electronics Co., Ltd........................  1,830   14,167
   *Sam Yung Trading Co., Ltd.............................  3,790   43,173

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
SOUTH KOREA -- (Continued)
   *Samchully Co., Ltd....................................    519 $    55,302
   *Samick Musical Instruments Co., Ltd...................  9,290      11,482
    Samick THK Co., Ltd...................................  4,280      22,106
   *SamkwangGlass Co., Ltd................................    501      32,074
    Samsung C&T Corp...................................... 28,217   1,643,438
   *Samsung Card Co., Ltd.................................  2,913      95,802
    Samsung Electro-Mechanics Co., Ltd....................  9,099     766,588
    Samsung Electronics Co., Ltd..........................  8,133  10,820,420
    Samsung Electronics Co., Ltd. GDR.....................  3,350   2,223,288
    Samsung Engineering Co., Ltd..........................  3,977     567,676
   #Samsung Fine Chemicals Co., Ltd.......................  4,958     239,958
    Samsung Fire & Marine Insurance, Ltd..................  6,355   1,286,104
    Samsung Heavy Industries Co., Ltd..................... 28,800   1,011,985
    Samsung Life Insurance Co., Ltd.......................  8,098     780,944
    Samsung SDI Co., Ltd..................................  7,810   1,022,126
    Samsung Securities Co., Ltd........................... 13,888     719,158
  #*Samyang Foods Co., Ltd................................  1,700      40,368
   *Samyang Holdings Corp.................................  1,286      80,060
   *Samyoung Chemical Co., Ltd............................  6,670      19,814
    Sangbo Corp...........................................  3,833      43,303
   *SBS Media Holdings Co., Ltd...........................  5,930      31,580
   *Seah Besteel Corp.....................................  3,498      95,220
   *SeAH Holdings Corp....................................    247      19,704
   *SeAH Steel Corp.......................................    610      51,629
   *Sebang Co., Ltd.......................................  3,040      48,314
   *Sejong Industrial Co., Ltd............................  3,320      34,014
   *Sempio Foods Co.......................................    710      19,360
   *S-Energy Co., Ltd.....................................  1,324      13,869
   *Seohan Co., Ltd....................................... 34,466      34,325
   *Seohee Construction Co., Ltd.......................... 48,053      41,172
   *Sewon Cellontech Co., Ltd.............................  9,450      30,637
   *SG Corp............................................... 21,190      27,340
   *SH Energy & Chemical Co., Ltd......................... 56,460      53,643
   *Shinhan Financial Group Co., Ltd...................... 31,560   1,185,734
   *Shinhan Financial Group Co., Ltd. ADR................. 24,570     921,129
    Shinsegae Co., Ltd....................................  2,141     432,591
   *Shinsung Solar Energy Co., Ltd........................ 31,936      46,618
   *Signetics Corp........................................ 12,318      33,149
   *Silicon Works Co., Ltd................................  1,938      35,892
    Silla Co., Ltd........................................  3,715      76,124
    Simm Tech Co., Ltd....................................  8,465      62,339
   *SIMPAC, Inc...........................................  8,170      45,405
   *SK Broadband Co., Ltd................................. 35,900     161,371
   *SK C&C Co., Ltd.......................................  3,029     287,740
  #*SK Chemicals Co., Ltd.................................  4,164     228,780
   *SK Communications Co., Ltd............................  4,426      30,337
    SK Gas Co., Ltd.......................................  1,651     121,433
   *SK Holdings Co., Ltd..................................  5,915     934,788
   *SK Hynix, Inc......................................... 46,320   1,036,693
   *SK Innovation Co., Ltd................................  8,200   1,292,225
   *SK Networks Co., Ltd.................................. 39,760     293,878
    SK Securities Co., Ltd................................ 86,150      85,833
    SK Telecom Co., Ltd...................................    915     140,703
    SK Telecom Co., Ltd. ADR..............................  6,201     105,107
   *SKC Co., Ltd..........................................  5,488     175,901
   *SL Corp...............................................  3,000      34,448
    S-MAC Co., Ltd........................................  2,709      36,225
    S-Oil Corp............................................  4,138     372,240
   *Songwon Industrial Co., Ltd...........................  6,210      60,459
   *Sonokong Co., Ltd.....................................  5,015      15,632
   *Ssangbangwool & Trygroup.............................. 23,330      21,964

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
   *Ssangyong Cement Industrial Co., Ltd..................   2,660 $    16,807
  #*STX Corp..............................................   8,376      61,927
  #*STX Engine Co., Ltd...................................   5,190      38,153
  #*STX Offshore & Shipbuilding Co., Ltd..................  15,897     101,798
  #*STX Pan Ocean Co., Ltd................................  37,570     195,887
   *Suheung Capsule Co., Ltd..............................   1,070      21,324
   *Sung Jin Geotec Co., Ltd..............................   2,600      23,886
   *Sungchang Enterprise Holdings, Ltd....................   1,980      30,720
  #*Suprema, Inc..........................................   2,939      45,076
   *Synopex, Inc..........................................  28,253      60,834
   *TaeKwang Industrial Co., Ltd..........................     102      90,676
  #*Taewoong Co., Ltd.....................................   3,162      56,060
   *Taeyoung Engineering & Construction Co., Ltd..........   8,940      45,597
   *Taihan Electric Wire Co., Ltd.........................  15,692      58,064
  #*Tera Resource Co., Ltd................................  52,415      60,027
   *Tongyang Life Insurance...............................  12,330     134,169
   *TS Corp...............................................     730      18,217
   *Ubivelox, Inc.........................................   1,255      28,740
   *Uju Electronics Co., Ltd..............................   1,329      30,382
   *Unid Co., Ltd.........................................     817      27,733
   *Unison Co., Ltd.......................................   4,587      23,595
   *Vieworks Co., Ltd.....................................   3,242      48,527
   *Visang Education, Inc.................................     717       8,930
   *WeMade Entertainment Co., Ltd.........................   1,116      37,751
  #*Will-Bes & Co., Ltd. (The)............................  17,650      29,629
   *WiSoL Co., Ltd........................................   4,068      46,319
  #*Woongjin Chemical Co., Inc............................  52,090      46,835
  #*Woongjin Energy Co., Ltd..............................  14,020      32,047
   *Woongjin Thinkbig Co., Ltd............................   6,512      46,931
   *Wooree ETI Co., Ltd...................................   7,385      35,138
   *Woori Finance Holdings Co., Ltd.......................  66,090     777,067
   *Woori Finance Holdings Co., Ltd. ADR..................   3,612     127,756
   *Woori Financial Co., Ltd..............................   3,307      53,329
   *Woori Investment & Securities Co., Ltd................  38,328     434,633
   *WooSung Feed Co., Ltd.................................  11,550      43,874
   *Y G-1 Co., Ltd........................................   2,355      25,104
   *Yedang Company Co., Ltd...............................  11,628      17,565
   *YESCO Co., Ltd........................................     510      14,001
   *Youlchon Chemical Co., Ltd............................   3,560      27,100
   *Young Poong Corp......................................     154     137,364
   *Young Poong Precision Corp............................   2,175      21,479
   *Youngone Corp.........................................   2,874     100,055
  #*Youngone Holdings Co., Ltd............................   1,427      88,053
                                                                   -----------
TOTAL SOUTH KOREA.........................................          81,374,704
                                                                   -----------
TAIWAN -- (13.9%)
   *A.G.V. Products Corp.................................. 232,914      80,144
    Ability Enterprise Co., Ltd........................... 116,892     109,877
    AcBel Polytech, Inc...................................  75,685      58,123
    Accton Technology Corp................................ 199,858     108,316
  #*Acer, Inc............................................. 758,270     670,709
   *ACES Electronic Co., Ltd..............................  27,000      30,438
    ACHEM Technology Corp.................................  58,900      28,455
   *Acme Electronics Corp.................................  32,000      41,520
   *Acter Co., Ltd........................................   6,000      25,827
   *Action Electronics Co., Ltd...........................  45,408      11,077
   *Actron Technology Corp................................  13,000      30,131
   *A-DATA Technology Co., Ltd............................  62,000      75,152
   *Adlink Technology, Inc................................  23,805      27,601
   *Advanced Ceramic X Corp...............................  12,000      32,871
   *Advanced International Multitech Co., Ltd.............  27,000      38,480

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Advanced Semiconductor Engineering, Inc...............   250,774 $  202,410
    Advanced Semiconductor Engineering, Inc. ADR..........   167,239    667,284
    Advancetek Enterprise Co., Ltd........................    29,580     29,004
    Advantech Co., Ltd....................................    42,345    177,248
   *AimCore Technology Co., Ltd...........................    23,000     44,906
    Alcor Micro Corp......................................    17,000     19,931
    ALI Corp..............................................    63,000     69,961
    Alpha Networks, Inc...................................   110,000     72,731
    Altek Corp............................................   168,182     92,939
    Ambassador Hotel (The)................................    84,000     86,611
    Ampoc Far-East Co., Ltd...............................    31,000     26,960
    AmTRAN Technology Co., Ltd............................   227,907    163,611
   *Anpec Electronics Corp................................    47,000     28,968
   *Apacer Technology, Inc................................    47,000     43,036
    APCB, Inc.............................................    39,000     25,054
    Apex Biotechnology Corp...............................    19,477     50,675
    Apex Medical Corp.....................................    21,000     25,014
   *Ardentec Corp.........................................    86,000     56,847
    Arima Communications Corp.............................   106,087     52,408
    Asia Cement Corp......................................   362,813    461,833
   *Asia Optical Co., Inc.................................    96,000     98,917
   *Asia Plastic Recycling Holding, Ltd...................    20,000     59,294
    Asia Polymer Corp.....................................    82,200     74,593
    Asia Vital Components Co., Ltd........................    76,278     42,586
    Asrock, Inc...........................................     8,000     28,351
    Asustek Computer, Inc.................................    62,996    721,969
    Aten International Co., Ltd...........................    18,000     26,464
   *AU Optronics Corp.....................................   469,000    190,781
   *AU Optronics Corp. Sponsored ADR......................   111,152    442,385
    Audix Corp............................................    23,000     20,738
   *Aurora Corp...........................................    19,693     28,935
    Aurora Systems Corp...................................    10,000      9,777
    AV Tech Corp..........................................    10,000     30,660
    Avermedia Technologies, Inc...........................    55,690     27,933
    Avision, Inc..........................................    64,693     18,843
   *AVY Precision Technology, Inc.........................    10,000     17,481
    Awea Mechantronic Co., Ltd............................    12,600     13,395
   *Bank of Kaohsiung.....................................   129,376     40,956
    Basso Industry Corp., Ltd.............................    12,000      7,681
   *BenQ Materials Corp...................................    49,000     18,866
    BES Engineering Corp..................................   502,000    138,050
    Bin Chuan Enterprise Co., Ltd.........................    14,000     16,443
    Biostar Microtech International Corp..................    20,000      7,660
   *Boardtek Electronics Corp.............................    68,000     52,221
    Bright Led Electronics Corp...........................    23,100     12,062
    C Sun Manufacturing, Ltd..............................    29,000     19,662
   *Cameo Communications, Inc.............................    56,180     14,185
   *Capella Microsystems Taiwan, Inc......................     9,000     69,319
    Capital Securities Corp...............................   542,731    211,664
    Career Technology (MFG.) Co., Ltd.....................    89,000    113,518
   *Carnival Industrial Corp..............................    65,000     20,696
    Catcher Technology Co., Ltd...........................   105,509    472,134
    Cathay Financial Holdings Co., Ltd....................   989,856  1,103,596
    Cathay Real Estate Development Co., Ltd...............   316,000    156,937
    ChainQui Construction Development Co., Ltd............    22,000     14,453
    Chang Hwa Commercial Bank............................. 1,023,552    565,459
   *Chang Wah Electromaterials, Inc.......................    10,367     32,781
    Charoen Pokphand Enterprises Co., Ltd.................    72,000     36,863
   *Chaun-Choung Technology Corp..........................    18,000     33,631
   *CHC Resources Corp....................................    12,618     21,956
   *Chenbro Micom Co., Ltd................................    10,000     12,736

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Cheng Loong Corp......................................   283,480 $  117,162
    Cheng Shin Rubber Industry Co., Ltd...................   168,529    440,403
    Cheng Uei Precision Industry Co., Ltd.................   110,159    207,616
   *Chenming Mold Industrial Corp.........................    41,000     32,025
    Chia Hsin Cement Corp.................................   127,629     60,085
    Chicony Electronics Co., Ltd..........................    80,328    222,585
    Chien Kuo Construction Co., Ltd.......................   138,675     66,694
    Chilisin Electronics Corp.............................    33,000     19,455
   *Chimei Materials Technology Corp......................    51,000     63,732
   *China Airlines, Ltd...................................   694,062    304,749
   *China Development Financial Holding Corp.............. 2,976,087    823,097
    China Ecotek Corp.....................................    10,000     25,115
    China Electric Manufacturing Corp.....................    70,000     42,733
   *China General Plastics Corp...........................   155,000     82,227
    China Glaze Co., Ltd..................................    25,000     12,708
   *China Life Insurance Co., Ltd.........................   433,251    428,713
   *China ManMade Fibers Corp.............................   385,000    140,493
    China Metal Products Co., Ltd.........................   123,694    121,990
    China Motor Corp......................................   176,035    160,545
    China Petrochemical Development Corp..................   484,092    297,957
    China Steel Chemical Corp.............................    21,227    105,025
   #China Steel Corp...................................... 1,587,210  1,497,151
    China Steel Structure Co., Ltd........................    36,000     38,790
    China Synthetic Rubber Corp...........................   140,735    153,097
   *China Wire & Cable Co., Ltd...........................    27,000      9,976
    Chinatrust Financial Holdings Co., Ltd................ 2,089,702  1,197,613
    Chinese Gamer International Corp......................    15,000     31,265
    Chinese Maritime Transport, Ltd.......................    33,000     42,950
    Chin-Poon Industrial Co., Ltd.........................   134,113    141,346
   *Chipbond Technology Corp..............................   104,000    213,983
    Chong Hong Construction Co............................    30,888    102,657
    Chroma Ate, Inc.......................................    57,466    123,250
   *Chun Yu Works & Co., Ltd..............................    60,000     24,190
    Chun Yuan Steel Industrial Co., Ltd...................    93,999     36,939
   *Chung Hung Steel Corp.................................   244,889     84,282
   *Chung Hwa Pulp Corp...................................   228,680     79,836
    Chung-Hsin Electric & Machinery Manufacturing Corp....    99,000     53,656
    Chunghwa Telecom Co., Ltd.............................    47,800    152,325
   #Chunghwa Telecom Co., Ltd. ADR........................    29,290    936,401
   *Cleanaway Co., Ltd....................................     7,000     46,126
    Clevo Co., Ltd........................................   107,869    150,091
   *CMC Magnetics Corp....................................   970,000    151,918
   *CoAsia Microelectronics Corp..........................    60,000     48,418
    Collins Co., Ltd......................................    47,770     18,529
  #*Compal Communications, Inc............................    71,000     76,417
    Compal Electronics, Inc............................... 1,080,086    785,503
    Compeq Manufacturing Co., Ltd.........................   378,000    145,497
   *Concord Securities Corp...............................    74,000     18,062
    Continental Holdings Corp.............................   125,000     48,252
   *Coretronic Corp.......................................   187,000    144,927
   *Cosmo Electronics Corp................................     5,000      4,675
   *Cosmos Bank Taiwan....................................   100,000     36,615
    Coxon Precise Industrial Co., Ltd.....................    35,000     74,284
   *Crystalwise Technology, Inc...........................    52,000     45,577
    CSBC Corp. Taiwan.....................................   132,440     81,007
    CTCI Corp.............................................    93,555    179,299
    CviLux Corp...........................................    11,329     15,560
    Cyberlink Corp........................................    15,034     46,550
   *CyberPower Systems, Inc...............................     9,000     16,273
    Cybertan Technology, Inc..............................    52,576     44,211
    Da Cin Construction Co., Ltd..........................    41,000     28,530

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Dah Fung CATV Co., Ltd................................     3,300 $    6,567
   *Da-Li Construction Co., Ltd...........................    17,000     19,128
    Darfon Electronics Corp...............................    75,000     47,460
    Delpha Construction Co., Ltd..........................    60,639     19,103
    Delta Electronics, Inc................................   163,521    592,440
    Depo Auto Parts Industrial Co., Ltd...................    24,000     56,483
    DFI, Inc..............................................    46,460     43,042
   *Dimerco Express Corp..................................    34,000     21,659
    D-Link Corp...........................................   206,329    128,550
    Dynamic Electronics Co., Ltd..........................    57,006     18,080
   *Dynapack International Technology Corp................    38,000    144,961
   #E Ink Holdings, Inc...................................   197,000    145,236
    E.Sun Financial Holding Co., Ltd...................... 1,054,460    603,999
   *Eastern Media International Corp......................   263,750     37,576
    Eclat Textile Co., Ltd................................    22,980     97,306
   *Edimax Technology Co., Ltd............................    45,000     20,077
   *Edison Opto Corp......................................    22,000     28,060
   *eGalax_eMPIA Technology, Inc..........................    25,000     60,467
    Elan Microelectronics Corp............................    76,370    141,711
   *E-LIFE MALL Corp., Ltd................................    13,000     30,143
   *Elite Advanced Laser Corp.............................    22,000     38,887
    Elite Material Co., Ltd...............................    73,909     73,919
   #Elite Semiconductor Memory Technology, Inc............    56,000     42,427
    Elitegroup Computer Systems Co., Ltd..................   198,782     61,999
   *eMemory Technology, Inc...............................    23,000     51,583
   *ENG Electric Co., Ltd.................................    53,000     60,155
    EnTie Commercial Bank.................................   189,500    115,655
   *Episil Technologies, Inc..............................   116,000     33,738
    Epistar Corp..........................................   243,433    463,030
    Eternal Chemical Co., Ltd.............................   160,721    137,848
   *E-Ton Solar Tech Co., Ltd.............................    56,000     26,510
   *Etron Technology Inc..................................    53,000     15,500
   *Eva Airways Corp......................................   387,533    248,330
   *Everest Textile Co., Ltd..............................    83,000     19,999
    Evergreen International Storage & Transport Corp......   136,000     89,917
   *Evergreen Marine Corp., Ltd...........................   452,799    284,773
    Everlight Electronics Co., Ltd........................   106,149    148,971
   *Everspring Industry Co., Ltd..........................    95,000     64,572
    Excelsior Medical Co., Ltd............................    19,800     37,501
    Far Eastern Department Stores Co., Ltd................   262,108    260,083
    Far Eastern International Bank........................   341,957    138,592
   #Far Eastern New Century Corp..........................   552,275    640,299
    Far EasTone Telecommunications Co., Ltd...............   141,000    358,743
    Faraday Technology Corp...............................    71,738     89,981
    Farglory Land Development Co., Ltd....................    82,000    151,070
    Federal Corp..........................................   106,477     77,731
   *Feedback Technology Corp..............................     7,000     16,186
   *Feng Hsin Iron & Steel Co., Ltd.......................    78,550    141,094
    Feng Tay Enterprise Co., Ltd..........................    63,038     76,623
   *Firich Enterprises Co., Ltd...........................    31,270     44,234
   *First Copper Technology Co., Ltd......................    36,000     12,287
    First Financial Holding Co., Ltd...................... 1,534,303    935,650
    First Hotel...........................................    59,360     39,450
    First Insurance Co., Ltd..............................    93,606     50,853
    First Steamship Co., Ltd..............................   109,595     88,072
    FLEXium Interconnect, Inc.............................    38,377    130,217
   *Flytech Technology Co., Ltd...........................    12,704     31,048
    Forhouse Corp.........................................    81,000     41,203
    Formosa Advanced Technologies Co., Ltd................    28,000     15,758
    Formosa Chemicals & Fiber Co., Ltd....................   399,610  1,086,048
   *Formosa Epitaxy, Inc..................................   146,000    105,996

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Formosa International Hotels Corp.....................     5,286 $   64,672
   *Formosa Optical Technology Co., Ltd...................     7,000     18,617
   #Formosa Petrochemical Corp............................    83,000    239,413
    Formosa Plastics Corp.................................   337,360    916,645
    Formosa Taffeta Co., Ltd..............................   200,000    193,067
    Formosan Rubber Group, Inc............................   113,000     81,612
    Formosan Union Chemical Corp..........................    68,266     36,467
    Founding Construction & Development Co., Ltd..........    57,149     40,556
    Foxconn Technology Co., Ltd...........................    94,840    277,564
   *Foxlink Image Technology Co., Ltd.....................    63,000     45,622
   *Froch Enterprise Co., Ltd.............................    54,000     19,416
    FSP Technology, Inc...................................    57,349     51,329
    Fubon Financial Holding Co., Ltd......................   734,896    939,275
    Fullerton Technology Co., Ltd.........................    15,000     12,736
   *Fulltech Fiber Glass Corp.............................    58,000     26,587
    Fwusow Industry Co., Ltd..............................    30,282     15,620
    G Shank Enterprise Co., Ltd...........................    46,000     28,006
   *Gamania Digital Entertainment Co., Ltd................    43,000     38,644
    Gemtek Technology Corp................................   107,574    143,924
   *Genesis Photonics, Inc................................   113,267     88,716
   *Genius Electronic Optical Co., Ltd....................    12,000     81,710
    GeoVision, Inc........................................     7,928     33,070
    Getac Technology Corp.................................    98,000     50,665
    Giant Manufacturing Co., Ltd..........................    39,287    208,921
   *Giantplus Technology Co., Ltd.........................    59,000     16,822
   *Giga Solar Materials Corp.............................     6,000     60,306
   *Giga Solution Tech Co., Ltd...........................    26,000     15,232
    Gigabyte Technology Co., Ltd..........................   144,000    123,931
    Gigastorage Corp......................................    75,213     52,421
   *Gintech Energy Corp...................................   126,703    124,150
    Global Brands Manufacture, Ltd........................   101,666     34,634
    Global Mixed Mode Technology, Inc.....................    15,000     50,546
    Global Unichip Corp...................................    19,000     61,803
    Globe Union Industrial Corp...........................    53,552     27,514
   *Gloria Material Technology Corp.......................   159,000    129,718
   *Gold Circuit Electronics, Ltd.........................   182,263     36,246
    Goldsun Development & Construction Co., Ltd...........   434,730    168,750
    Good Will Instrument Co., Ltd.........................     5,512      3,260
   *Gourmet Master Co., Ltd...............................    12,000     81,397
    Grand Pacific Petrochemical Corp......................   286,000    147,875
   *Grape King, Inc.......................................    26,000     66,569
    Great China Metal Industry Co., Ltd...................    25,000     28,768
    Great Taipei Gas Co., Ltd.............................    78,000     55,197
    Great Wall Enterprise Co., Ltd........................   103,834     94,959
   *Green Energy Technology, Inc..........................    90,537     79,279
   *G-Tech Optoelectronics Corp...........................    43,000    100,360
   *GTM Corp..............................................    39,000     20,181
    Hannstar Board Corp...................................    72,681     32,294
   *HannStar Display Corp.................................   551,500     62,658
   *HannsTouch Solution, Inc..............................   212,061     71,369
    Harvatek Corp.........................................    44,230     19,357
    Highwealth Construction Corp..........................    86,370    179,526
    Hiti Digital, Inc.....................................     7,559      3,356
    Hitron Technologies, Inc..............................    78,000     41,904
   #Hiwin Technologies Corp...............................    26,291    211,270
   *Ho Tung Holding Corp..................................   194,502     91,252
    Hocheng Corp..........................................    38,300     11,798
    Holiday Entertainment Co., Ltd........................    25,000     34,114
    Holtek Semiconductor, Inc.............................    41,000     42,727
    Holy Stone Enterprise Co., Ltd........................    74,000     64,181
    Hon Hai Precision Industry Co., Ltd................... 1,132,142  3,241,341

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                           --------- --------
TAIWAN -- (Continued)
   *Hon Hai Precision Industry Co., Ltd. GDR..............    81,190 $465,219
    Hong Tai Electric Industrial Co., Ltd.................    51,000   17,457
   *Horizon Securities Co., Ltd...........................    79,000   23,317
   *Hota Industrial Manufacturing Co., Ltd................    26,000   19,319
    Hotai Motor Co., Ltd..................................    25,000  199,531
   *Howarm Construction Co., Ltd..........................    56,000   38,752
    Hsin Kuang Steel Co., Ltd.............................    92,788   69,395
   *Hsin Yung Chien Co., Ltd..............................     9,000   25,275
   #HTC Corp..............................................    92,660  913,831
   *Hu Lane Associate, Inc................................    11,000   18,341
   *Hua Eng Wire & Cable Co., Ltd.........................   157,000   58,748
    Hua Nan Financial Holding Co., Ltd....................   992,209  573,043
    Huaku Development Co., Ltd............................    64,465  159,060
    Huang Hsiang Construction Co..........................    25,000   64,344
    Hung Poo Real Estate Development Corp.................    92,609   94,994
    Hung Sheng Construction Co., Ltd......................   153,000   99,018
   *Ibase Technology, Inc.................................    12,529   15,954
   *Ichia Technologies, Inc...............................    85,897   42,233
   *I-Chiun Precision Industry Co., Ltd...................    53,000   33,965
    ICP Electronics, Inc..................................    33,800   45,930
   *ILI Technology Corp...................................    15,000   48,858
   *Infortrend Technology, Inc............................    46,798   28,917
  #*Innolux Corp.......................................... 1,318,882  686,767
  #*Inotera Memories, Inc.................................   481,000   80,934
    Insyde Software Corp..................................    14,000   35,861
   *Integrated Memory Logic, Ltd..........................    20,895   62,770
   *International Games System Co., Ltd...................    12,000   41,879
    Inventec Corp.........................................   668,181  267,473
    I-Sheng Electric Wire & Cable Co., Ltd................    24,000   34,365
   *ITE Technology, Inc...................................    59,000   47,714
    ITEQ Corp.............................................    72,299   76,965
   *J Touch Corp..........................................    48,000   38,740
   *Janfusun Fancyworld Corp..............................   133,000   23,967
   *Jentech Precision Industrial Co., Ltd.................    18,000   38,876
   *Jess-Link Products Co., Ltd...........................    35,500   30,227
   *Jih Sun Financial Holdings Co., Ltd...................    96,000   29,391
    Johnson Health Tech Co., Ltd..........................    17,085   44,209
   *K Laser Technology, Inc...............................     7,000    3,037
   *Kao Hsing Chang Iron & Steel Corp.....................   140,000   33,091
    Kaori Heat Treatment Co., Ltd.........................    19,000   30,742
    Kaulin Manufacturing Co., Ltd.........................    39,000   23,832
   *KD Holding Corp.......................................     1,000    4,894
    Kee Tai Properties Co., Ltd...........................   134,226   99,585
    Kenda Rubber Industrial Co., Ltd......................   100,733  135,212
   *Kenmec Mechanical Engineering Co., Ltd................    61,000   22,315
    Kerry TJ Logistics Co., Ltd...........................    66,000  104,453
    King Slide Works Co., Ltd.............................     6,050   39,675
    King Yuan Electronics Co., Ltd........................   351,529  208,662
    Kingdom Construction Co., Ltd.........................   106,000   87,130
   *King's Town Bank......................................   171,000  148,985
    King's Town Construction Co., Ltd.....................    61,126   63,030
    Kinik Co., Ltd........................................    31,000   49,572
    Kinko Optical Co., Ltd................................    37,000   47,427
    Kinpo Electronics, Inc................................   337,028   75,840
    Kinsus Interconnect Technology Corp...................    48,009  150,756
    KS Terminals, Inc.....................................    23,760   17,550
    Kung Long Batteries Industrial Co., Ltd...............    14,000   31,309
   *Kung Sing Engineering Corp............................    19,000    7,078
   *Kuo Toong International Co., Ltd......................    25,000   16,599
    Kuoyang Construction Co., Ltd.........................    86,000   48,136
   *Kwong Fong Industries Corp............................    99,800   58,227

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *KYE Systems Corp......................................    81,000 $   24,563
    L&K Engineering Co., Ltd..............................    24,000     22,700
    Lan Fa Textile Co., Ltd...............................    78,277     22,887
    Largan Precision Co., Ltd.............................    11,306    295,849
    LCY Chemical Corp.....................................   108,799    144,323
    Leader Electronics, Inc...............................    30,602     20,234
    Leadtrend Technology Corp.............................     4,159      6,497
    Lealea Enterprise Co., Ltd............................   166,438     62,957
    Lee Chi Enterprises Co., Ltd..........................    40,000     16,198
   *Leofoo Development Co., Ltd...........................    56,000     30,089
   *Les Enphants Co., Ltd.................................    53,901     43,687
   *Lextar Electronics Corp...............................    50,000     44,201
   *Li Peng Enterprise Co., Ltd...........................   127,768     45,733
    Lian HWA Food Corp....................................    11,000     13,519
    Lien Hwa Industrial Corp..............................   177,728    118,210
    Lingsen Precision Industries, Ltd.....................   185,000     96,054
    LITE-ON IT Corp.......................................   112,388    109,170
    Lite-On Semiconductor Corp............................    69,000     34,948
    Lite-On Technology Corp...............................   391,533    564,333
   *Long Bon International Co., Ltd.......................    87,000    101,835
   *Long Chen Paper Co., Ltd..............................   122,969     33,690
   *Longwell Co...........................................    40,000     36,685
    Lotes Co., Ltd........................................    15,631     45,850
    Lumax International Corp., Ltd........................    17,325     39,375
    Lung Yen Life Service Corp............................    19,000     57,033
    Macroblock, Inc.......................................     5,000     18,971
    Macronix International Co., Ltd....................... 1,063,048    305,768
   *MacroWell OMG Digital Entertainment Co., Ltd..........    12,000     46,619
   *Makalot Industrial Co., Ltd...........................    29,000     94,895
    Marketech International Corp..........................    23,000     14,181
    Masterlink Securities Corp............................   263,000     86,012
   *Mayer Steel Pipe Corp.................................    37,259     15,601
    Media Tek, Inc........................................   101,360  1,110,186
    Mega Financial Holding Co., Ltd....................... 1,092,452    894,718
    Mercuries & Associates, Ltd...........................    74,500     69,463
    Mercuries Data Systems, Ltd...........................    18,000      5,627
    Merida Industry Co., Ltd..............................    25,300    115,621
    Merry Electronics Co., Ltd............................    70,850     96,577
   *Microbio Co., Ltd.....................................    87,470    104,895
   *Microelectronics Technology, Inc......................   114,947     52,070
    Microlife Corp........................................     5,600     11,786
    Micro-Star International Co., Ltd.....................   233,233    107,892
    Min Aik Technology Co., Ltd...........................    36,000    111,925
    Mirle Automation Corp.................................    41,046     28,664
    Mitac International Corp..............................   298,966    112,088
   *Mosel Vitelic, Inc....................................    89,806     21,631
  #*Motech Industries, Inc................................    97,000    108,959
   *MPI Corp..............................................    15,000     30,949
    Nak Sealing Technologies Corp.........................    16,000     27,327
    Namchow Chemical Industrial Co., Ltd..................    42,000     40,088
   *Nan Ren Lake Leisure Amusement Co., Ltd...............    21,000      8,363
    Nan Ya Plastic Corp...................................   573,450  1,166,625
   #Nan Ya Printed Circuit Board Corp.....................    62,072     77,415
   #Nankang Rubber Tire Co., Ltd..........................   125,139    146,736
    Nantex Industry Co., Ltd..............................    64,200     43,826
   *Nanya Technology Corp.................................    28,000      2,602
    National Petroleum Co., Ltd...........................    49,000     49,405
   *Neo Solar Power Corp..................................   104,000     79,398
   *Netronix, Inc.........................................    29,000     44,865
   *New Era Electronics Co., Ltd..........................    20,000     20,210
   *Newmax Technology Co., Ltd............................    15,000     30,089

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------- --------
TAIWAN -- (Continued)
    Nichidenbo Corp.......................................  22,000 $ 15,998
    Nien Hsing Textile Co., Ltd...........................  77,396   54,525
   *Nishoku Technology, Inc...............................   9,000   16,060
    Novatek Microelectronics Corp.........................  88,000  350,134
   *Nuvoton Technology Corp...............................  26,000   32,480
   *Ocean Plastics Co., Ltd...............................  51,000   42,929
    OptoTech Corp......................................... 133,000   54,101
   *Orient Semiconductor Electronics, Ltd.................  68,000    9,127
    Oriental Union Chemical Corp.......................... 104,821  123,991
   *Orise Technology Co., Ltd.............................  29,000   38,887
    Pacific Construction Co., Ltd.........................   5,000    1,389
   *Pan Jit International, Inc............................ 107,000   40,840
   *Pan-International Industrial Corp..................... 101,654   94,980
    Paragon Technologies Co., Ltd.........................  10,656   13,230
    PChome Online, Inc....................................   9,000   44,221
  #*Pegatron Corp......................................... 419,037  555,498
    Phihong Technology Co., Ltd...........................  62,584   55,154
    Phison Electronics Corp...............................  26,000  175,749
   *Phoenix Tours International, Inc......................  14,000   29,915
   *Pihsiang Machinery Manufacturing Co., Ltd.............  27,000   31,115
   *Pixart Imaging, Inc...................................  44,030  105,550
   *Polytronics Technology Corp...........................   4,000    7,820
   *Portwell, Inc.........................................  16,000   15,831
   *Posiflex Technologies, Inc............................   4,000    8,394
    Pou Chen Corp......................................... 457,144  456,813
   *Power Quotient International Co., Ltd.................  28,800   20,010
   *Powercom Co., Ltd.....................................  13,660    6,744
   *Powertech Industrial Co., Ltd.........................  16,000    9,397
    Powertech Technology, Inc............................. 194,400  292,761
   *Poya Co., Ltd.........................................  12,000   34,960
    President Chain Store Corp............................  52,000  281,044
   *President Securities Corp............................. 212,932  123,434
   *Prime Electronics & Satellitics, Inc..................  19,000   17,460
    Prince Housing & Development Corp..................... 245,239  171,182
    Promate Electronic Co., Ltd...........................  30,000   24,859
   *Promise Technology, Inc...............................  31,000   14,079
  #*Qisda Corp............................................ 660,439  161,922
    Quanta Computer, Inc.................................. 230,715  539,247
   *Quanta Storage, Inc...................................  48,000   30,258
    Quintain Steel Co., Ltd...............................  74,998   20,239
    Radiant Opto-Electronics Corp.........................  74,490  289,173
   #Radium Life Tech Corp................................. 189,086  180,227
   #Realtek Semiconductor Corp............................ 100,266  224,682
    Rechi Precision Co., Ltd..............................  39,140   34,498
   *Rich Development Co., Ltd............................. 204,000  110,322
    Richtek Technology Corp...............................  22,537  135,611
  #*Ritek Corp............................................ 810,117   98,137
   #Ruentex Development Co., Ltd.......................... 103,980  229,150
    Ruentex Industries, Ltd...............................  95,186  242,098
   *Run Long Construction Co., Ltd........................  25,000   28,496
    Sampo Corp............................................ 140,000   48,176
    San Fang Chemical Industry Co., Ltd...................  45,168   36,283
   *San Shing Fastech Corp................................  11,000   15,946
   *Sanyang Industrial Co., Ltd........................... 191,684  137,266
    Sanyo Electric Taiwan Co., Ltd........................  28,000   29,347
    SDI Corp..............................................  13,000    9,166
    Senao International Co., Ltd..........................  34,000  109,503
   *Sercomm Corp..........................................  49,000   72,610
    Sesoda Corp...........................................  36,000   39,411
    Sheng Yu Steel Co., Ltd...............................  49,000   30,946
    ShenMao Technology, Inc...............................  17,435   18,693

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    Shih Wei Navigation Co., Ltd............................    54,000 $ 41,699
    Shihlin Electric & Engineering Corp.....................    84,000  101,602
   *Shihlin Paper Corp......................................    22,000   35,730
   *Shin Kong Financial Holding Co., Ltd.................... 1,697,589  479,163
   #Shin Zu Shing Co., Ltd..................................    42,149  128,296
   *Shining Building Business Co., Ltd......................    51,060   40,323
    Shinkong Insurance Co., Ltd.............................    46,000   31,716
    Shinkong Synthetic Fibers Co., Ltd......................   400,191  129,280
    Shiny Chemical Industrial Co., Ltd......................     9,000   12,925
   *Shuttle, Inc............................................    77,000   26,739
    Sigurd Microelectronics Corp............................    98,559   88,920
   *Silicon Integrated Systems Corp.........................   179,126   63,497
    Siliconware Precision Industries Co.....................   156,000  162,959
    Siliconware Precision Industries Co. Sponsored ADR......    76,108  390,434
    Silitech Technology Corp................................    55,450  104,141
    Simplo Technology Co., Ltd..............................    53,000  247,231
    Sinbon Electronics Co., Ltd.............................    42,000   37,793
    Sincere Navigation Corp.................................    74,350   67,538
   *Singatron Enterprise Co., Ltd...........................    36,000   26,181
    Sinkong Textile Co., Ltd................................    45,800   60,094
    Sinmag Equipment Corp...................................     4,000   17,146
   *Sino-American Silicon Products, Inc.....................   132,000  177,593
    Sinon Corp..............................................    88,000   41,747
    SinoPac Financial Holdings Co., Ltd..................... 1,392,308  613,340
    Sinyi Realty Co., Ltd...................................    28,119   43,258
   *Sirtec International Co., Ltd...........................    35,000   43,610
    Sitronix Technology Corp................................    24,434   34,547
    Soft-World International Corp...........................    34,000   66,285
   *Solar Applied Materials Technology Co...................    95,000  117,644
   *Solytech Enterprise Corp................................    32,000   10,038
    Sonix Technology Co., Ltd...............................    50,000   71,421
    Southeast Cement Co., Ltd...............................   137,000   63,676
   *Sporton International, Inc..............................    17,000   38,360
   *St. Shine Optical Co., Ltd..............................     9,000  139,500
    Standard Foods Taiwan, Ltd..............................    40,547  113,316
    Star Comgistic Capital Co., Ltd.........................    41,000   19,628
    Stark Technology, Inc...................................    20,000   16,797
    Sunonwealth Electric Machine Industry Co., Ltd..........    30,000   18,502
    Sunrex Technology Corp..................................    57,028   23,258
    Sunspring Metal Corp....................................     6,000    6,057
   *Super Dragon Technology Co., Ltd........................     8,000    7,477
    Supreme Electronics Co., Ltd............................    45,000   21,678
    Sweeten Construction Co., Ltd...........................    29,000   18,442
   *Syncmold Enterprise Corp................................    37,000   65,397
   #Synnex Technology International Corp....................   184,874  375,302
   *Sysage Technology Co., Ltd..............................     5,000    4,909
    Ta Chen Stainless Pipe Co., Ltd.........................   158,311   80,560
   *Ta Chong Bank, Ltd......................................   482,604  166,862
    Ta Ya Electric Wire & Cable Co., Ltd....................   152,174   36,398
    Tah Hsin Industrial Corp................................    50,000   51,423
    TA-I Technology Co., Ltd................................    56,159   33,386
    Taichung Commercial Bank................................   463,667  167,378
   *TaiDoc Technology Corp..................................    14,000   21,646
   *Taiflex Scientific Co., Ltd.............................    38,000   47,651
   *Taimide Tech, Inc.......................................    11,000   11,061
    Tainan Enterprises Co., Ltd.............................    22,000   22,874
    Tainan Spinning Co., Ltd................................   286,951  137,747
    Taishin Financial Holdings Co., Ltd..................... 1,793,597  710,839
   #Taisun Enterprise Co., Ltd..............................    91,670   48,930
    Taita Chemical Co., Ltd.................................    63,000   20,943
   *Taiwan Acceptance Corp..................................    16,000   38,689

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Taiwan Business Bank..................................   914,501 $  278,634
    Taiwan Cement Corp....................................   576,375    779,827
    Taiwan Cogeneration Corp..............................    91,077     60,172
    Taiwan Cooperative Financial Holding, Ltd............. 1,013,058    564,678
    Taiwan Fertilizer Co., Ltd............................   167,000    414,471
    Taiwan Fire & Marine Insurance Co., Ltd...............    53,520     39,452
    Taiwan Fu Hsing Industrial Co., Ltd...................    30,000     27,253
   #Taiwan Glass Industry Corp............................   201,532    197,609
    Taiwan Hon Chuan Enterprise Co., Ltd..................    62,054    154,624
   *Taiwan Hopax Chemicals Manufacturing Co., Ltd.........    30,000     18,829
   *Taiwan Kolin Co., Ltd.................................   292,000         --
   *Taiwan Land Development Corp..........................   241,738     92,577
   *Taiwan Life Insurance Co., Ltd........................    91,425     71,317
    Taiwan Line Tek Electronic Co., Ltd...................    24,000     25,250
    Taiwan Mask Corp......................................   120,700     41,707
    Taiwan Mobile Co., Ltd................................   112,800    401,356
    Taiwan Navigation Co., Ltd............................    40,000     32,619
    Taiwan Paiho Co., Ltd.................................    56,068     32,333
   *Taiwan PCB Techvest Co., Ltd..........................    52,000     73,660
  #*Taiwan Prosperity Chemical Corp.......................    22,000     28,968
    Taiwan Pulp & Paper Corp..............................    78,000     24,634
    Taiwan Sakura Corp....................................    92,000     53,940
    Taiwan Secom Co., Ltd.................................    53,000    117,086
   *Taiwan Semiconductor Co., Ltd.........................    33,000     14,603
   #Taiwan Semiconductor Manufacturing Co., Ltd........... 1,454,214  4,983,191
    Taiwan Semiconductor Manufacturing Co., Ltd.
      Sponsored ADR.......................................    45,700    810,718
   *Taiwan Styrene Monomer Corp...........................   134,528     29,023
   *Taiwan Surface Mounting Technology Co., Ltd...........    53,000     78,816
    Taiwan Tea Corp.......................................   156,648     86,215
   *Taiwan Union Technology Corp..........................    50,000     26,526
    Taiyen Biotech Co., Ltd...............................    24,000     16,976
   *Tatung Co., Ltd.......................................   615,128    167,019
   *Te Chang Construction Co., Ltd........................    18,000     18,794
    Teco Electric & Machinery Co., Ltd....................   493,000    410,147
   *Tekcore Co., Ltd......................................    12,000      5,316
    Test Research, Inc....................................    33,558     60,894
    Test-Rite International Co., Ltd......................    93,568     70,065
    Thinking Electronic Industrial Co., Ltd...............    18,000     17,540
    Thye Ming Industrial Co., Ltd.........................    45,000     49,233
    Ton Yi Industrial Corp................................   207,300    120,820
    Tong Hsing Electronic Industries, Ltd.................    34,009    131,145
    Tong Yang Industry Co., Ltd...........................   135,259    120,949
    Tong-Tai Machine & Tool Co., Ltd......................    52,235     41,498
    Topco Scientific Co., Ltd.............................    34,104     56,715
   *Topco Technologies Corp...............................     8,000     16,695
    Topoint Technology Co., Ltd...........................    22,099     13,342
   *Toung Loong Textile Manufacturing.....................    12,000     10,987
   *Transasia Airways Corp................................    27,000     14,234
    Transcend Information, Inc............................    33,890     92,653
    Tripod Technology Corp................................   103,170    208,108
    Tsann Kuen Enterprise Co., Ltd........................    15,000     29,531
    TSRC Corp.............................................   128,050    259,996
    TTET Union Corp.......................................    32,000     56,696
    Tung Ho Steel Enterprise Corp.........................   203,654    205,735
   *Tung Thih Electronic Co., Ltd.........................    21,000     48,397
    TXC Corp..............................................    74,204    119,803
    TYC Brother Industrial Co., Ltd.......................    92,091     33,396
   *Tycoons Group Enterprise Co., Ltd.....................   118,000     25,283
   *Tyntek Corp...........................................    38,624     10,275
   *Tze Shin International Co., Ltd.......................    34,905     17,825
   *Ubright Optronics Corp................................    11,000     51,625

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    U-Ming Marine Transport Corp..........................    93,000 $  150,311
   #Unimicron Technology Corp.............................   342,312    342,385
   *Union Bank of Taiwan..................................   145,603     57,270
    Uni-President Enterprises Corp........................   388,687    682,788
    Unitech Printed Circuit Board Corp....................   188,979     63,551
    United Integration Service Co., Ltd...................    64,000     53,600
    United Microelectronics Corp.......................... 1,950,081    761,776
   #United Microelectronics Corp. Sponsored ADR...........   146,700    287,532
   *Unity Opto Technology Co., Ltd........................    71,593     66,613
    Universal Cement Corp.................................   117,000     67,393
    Unizyx Holding Corp...................................   120,118     61,925
    UPC Technology Corp...................................   187,240    104,776
    USI Corp..............................................   224,372    177,277
   *Vanguard International Semiconductor Corp.............   166,000    120,640
    Ve Wong Corp..........................................    20,000     13,776
   *Via Technologies, Inc.................................    76,998     61,669
    Visual Photonics Epitacy Co., Ltd.....................    75,676     88,516
   *Vivotek, Inc..........................................     5,000     17,640
   *Wafer Works Corp......................................    66,000     35,669
   *Wah Hong Industrial Corp..............................    12,000     18,191
    Wah Lee Industrial Corp...............................    42,000     56,928
   *Walsin Lihwa Corp.....................................   945,000    318,768
   *Walsin Technology Corp., Ltd..........................   152,699     35,958
   *Walton Advanced Engineering, Inc......................    76,000     22,127
   *Wan Hai Lines Co., Ltd................................   246,247    134,301
    WAN HWA Enterprise Co., Ltd...........................    10,000      4,912
    Waterland Financial Holdings Co., Ltd.................         1         --
   *Ways Technical Corp., Ltd.............................    16,000     43,400
    Wei Chuan Foods Corp..................................   101,000    140,504
   *Wei Mon Industry Co., Ltd.............................    97,000     34,127
    Weikeng Industrial Co., Ltd...........................    51,750     37,369
    Well Shin Technology Co., Ltd.........................     8,160     11,374
   *Wellypower Optronics Corp.............................    14,000      5,963
   *Weltrend Semiconductor, Inc...........................    59,000     30,810
  #*Win Semiconductors Corp...............................   123,000    142,675
   *Winbond Electronics Corp..............................   805,000    156,373
   *Wintek Corp...........................................   563,871    270,064
    Wisdom Marine Lines Co., Ltd..........................    39,000     54,371
   #Wistron Corp..........................................   547,320    634,242
    Wistron NeWeb Corp....................................    67,490    124,415
    WPG Holdings, Ltd.....................................   334,847    451,179
    WT Microelectronics Co., Ltd..........................   102,111    130,177
   *WUS Printed Circuit Co., Ltd..........................    75,000     32,160
   *XAC Automation Corp...................................    29,000     26,397
   *Xxentria Technology Materials Corp....................    32,000     58,853
   *Yageo Corp............................................   555,000    163,228
    YC INOX Co., Ltd......................................   104,000     61,346
   *YeaShin International Development Co., Ltd............    27,000     23,235
    Yem Chio Co., Ltd.....................................    81,977     53,198
    YFY, Inc..............................................   335,891    162,172
    Yieh Phui Enterprise Co., Ltd.........................   266,881     85,897
    Young Fast Optoelectronics Co., Ltd...................    50,298     93,783
    Young Optics, Inc.....................................    11,000     27,975
   *Youngtek Electronics Corp.............................    21,057     48,416
    Yuanta Financial Holding Co., Ltd..................... 1,897,735  1,029,166
    Yulon Motor Co., Ltd..................................   177,783    329,977
    Yung Chi Paint & Varnish Manufacturing Co., Ltd.......    25,362     51,391
    Yung Tay Engineering Co., Ltd.........................    59,000    115,359
   *Zeng Hsing Industrial Co., Ltd........................    13,000     47,573
    Zenitron Corp.........................................    40,000     24,413
    Zig Sheng Industrial Co., Ltd.........................   112,110     37,627

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   *Zinwell Corp........................................     78,010 $    65,402
    Zippy Technology Corp...............................      8,000       6,128
                                                                    -----------
TOTAL TAIWAN............................................             84,260,317
                                                                    -----------
THAILAND -- (3.3%)
    A.J. Plast PCL (Foreign)............................     18,700      10,410
    Aapico Hitech PCL (Foreign).........................     70,100      58,769
    Advance Info Service PCL (Foreign)..................     68,000     478,873
    Airports of Thailand PCL (Foreign)..................     69,100     244,468
    Amata Corp. PCL (Foreign)...........................    126,800      86,744
   *Asia Green Energy PCL (Foreign).....................     87,200      10,469
    Asia Plus Securities PCL (Foreign)..................    671,700      71,179
    Asian Property Development PCL (Foreign)............    221,520      70,200
    Bangchak Petroleum PCL (Foreign)....................    168,400     203,300
    Bangkok Aviation Fuel Services PCL (Foreign)........     54,500      37,466
    Bangkok Bank PCL (Foreign)..........................     76,000     560,698
    Bangkok Bank PCL (Foreign) NVDR.....................     37,400     262,126
    Bangkok Expressway PCL (Foreign)....................     89,100     123,252
    Bangkok Insurance PCL (Foreign).....................      1,700      19,953
    Bangkok Life Assurance PCL (Foreign) NVDR...........     87,500     204,666
   *Bangkok Metro PCL (Foreign).........................    868,600      29,419
    Bangkokland PCL (Foreign)...........................  2,274,000     129,638
    Bank of Ayudhya PCL (Foreign).......................    283,500     332,746
    Bank of Ayudhya PCL (Foreign) NVDR..................    156,500     174,485
    Banpu Coal, Ltd. (Foreign) NVDR.....................      2,100      27,324
    Banpu PCL (Foreign).................................     23,400     304,467
    BEC World PCL (Foreign).............................     68,400     166,298
    Big C Supercenter PCL (Foreign).....................     22,000     158,618
    Big C Supercenter PCL (Foreign) NVDR................     15,400     111,033
    C.S. Loxinfo PCL (Foreign)..........................     30,600      10,262
    Cal-Comp Electronics (Thailand) PCL (Foreign).......    471,000      56,229
    Central Pattana PCL (Foreign).......................    100,000     285,882
    Central Plaza Hotel PCL (Foreign)...................    110,000     107,897
    CH Karnchang PCL (Foreign)..........................    166,800     111,871
    Charoen Pokphand Foods PCL (Foreign)................    475,393     565,944
    CP ALL PCL (Foreign)................................    227,000     355,877
    Delta Electronics Thailand PCL (Foreign)............    113,100     134,643
    Dhipaya Insurance PCL (Foreign).....................     38,400      36,700
   *Diamond Building Products PCL (Foreign).............     58,500      15,008
   *DSG International Thailand PCL (Foreign)............     67,000      19,772
    Dynasty Ceramic PCL (Foreign).......................     42,100      73,414
    Eastern Water Resources Development & Management
      PCL (Foreign).....................................     97,700      43,575
    Erawan Group PCL (Foreign)..........................    142,700      22,683
    Esso (Thailand) PCL (Foreign).......................    355,800     133,634
   *G J Steel PCL (Foreign)............................. 11,407,500      38,255
   *GFPT PCL (Foreign)..................................    112,000      31,549
    Glow Energy PCL (Foreign)...........................     89,800     237,901
   *GMM Grammy PCL (Foreign)............................     65,400      38,600
   *Golden Land Property PCL (Foreign)..................     54,000      26,076
    Hana Microelectronics PCL (Foreign).................    126,201      99,031
    Hermraj Land & Development PCL (Foreign)............    938,200     114,522
    Home Product Center PCL (Foreign)...................    376,199     174,096
    ICC International PCL (Foreign).....................     27,800      39,621
    IRPC PCL (Foreign)..................................  2,010,300     296,624
   *Italian-Thai Development PCL (Foreign) NVDR.........    645,700     129,920
    Jasmine International PCL (Foreign).................    643,800     129,537
   *Jaymart PCL (Foreign)...............................     42,200      21,086
    Kasikornbank PCL (Foreign)..........................    123,800     830,315
    Kasikornbank PCL (Foreign) NVDR.....................     50,100     333,496
   *KCE Electronics PCL (Foreign).......................     42,200      14,718
    Khon Kaen Sugar Industry PCL (Foreign)..............    188,700      91,756

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
THAILAND -- (Continued)
    Kiatnakin Bank PCL (Foreign)..........................   100,500 $  167,669
    Krung Thai Bank PCL (Foreign).........................   927,850    718,757
   *Krungthai Card PCL (Foreign)..........................    40,200     58,642
    Land & Houses PCL (Foreign)...........................   323,000    122,398
    Land & Houses PCL (Foreign) NVDR......................   435,700    165,104
    Lanna Resources PCL (Foreign).........................    44,800     35,305
    Loxley PCL (Foreign)..................................   127,400     25,634
    LPN Development PCL (Foreign).........................   153,400    111,629
    Major Cineplex Group PCL (Foreign)....................    87,900     59,248
    MBK PCL (Foreign).....................................    25,100     96,377
    MCOT PCL (Foreign)....................................    51,300     79,565
   *Minor International PCL (Foreign).....................   258,660    216,851
    Polyplex (Thailand) PCL...............................    80,700     39,240
    Precious Shipping PCL (Foreign).......................   134,300     73,860
   *Preuksa Real Estate PCL (Foreign).....................   200,000    201,207
    Property Perfect PCL (Foreign)........................   471,500     20,713
    PTT Exploration & Production PCL (Foreign)............   176,386    981,894
    PTT Global Chemical PCL (Foreign).....................   324,756    871,243
    PTT PCL (Foreign).....................................   105,500  1,206,422
    PTT PCL (Foreign) NVDR................................    28,700    328,192
    Quality Houses PCL (Foreign).......................... 1,345,983    139,022
   *Raimon Land PCL (Foreign).............................   388,000     28,365
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)...........................................    80,400    163,119
   *Ratchaburi Electricity Generating Holding PCL
     (Foreign) NVDR.......................................    15,200     30,838
   *Regional Container Lines PCL (Foreign)................    84,500     21,394
   *Robinson Department Store PCL (Foreign)...............    55,000    129,108
   *Rojana Industrial Park PCL (Foreign)..................   112,900     48,840
    Saha-Union PCL (Foreign)..............................    28,200     39,718
   *Sahaviriya Steel Industries PCL (Foreign)............. 1,219,500     25,764
    Samart Corp. PCL (Foreign)............................   133,000     60,657
    Samart I-Mobile PCL (Foreign).........................   235,900     19,619
   *Samart Telcoms PCL (Foreign)..........................    33,200     21,265
    Sansiri PCL (Foreign).................................   811,500    112,663
    SC Asset Corp. PCL (Foreign)..........................    82,200     83,385
    Siam Cement PCL (Foreign) (The).......................    10,000    155,600
    Siam Cement PCL (Foreign) NVDR (The)..................    16,600    247,163
    Siam City Cement PCL (Foreign)........................    11,900    164,413
    Siam Commercial Bank PCL (Foreign)....................   140,200    841,576
    Siam Future Development PCL (Foreign).................   150,750     37,915
   *Siam Global House PCL (Foreign).......................   112,700     89,570
    Siam Makro PCL (Foreign)..............................    13,000    194,433
    Siamgas & Petrochemicals PCL (Foreign)................    86,000     39,799
    Sino-Thai Engineering & Construction PCL (Foreign)....   132,800    124,695
   *SNC Former PCL (Foreign)..............................    12,300     10,229
    Somboon Advance Technology PCL (Foreign)..............    34,200     38,134
   *SPCG PCL (Foreign)....................................    97,200     67,799
    Sri Trang Agro Industry PCL (Foreign).................   201,700    125,809
   *Srithai Superware PCL (Foreign).......................    26,700     27,757
    STP & I PCL (Foreign).................................    25,600     60,523
    Supalai PCL (Foreign).................................    78,600     50,608
    Supalai PCL (Foreign) NVDR............................    30,000     19,316
   *SVI PCL (Foreign).....................................   402,400     54,517
   *Tata Steel (Thailand) PCL (Foreign)...................   685,600     26,210
   *Thai Airways International PCL (Foreign)..............   231,500    179,331
   *Thai Central Chemical PCL (Foreign)...................    23,300     18,362
    Thai Oil PCL (Foreign)................................   141,200    349,212
   *Thai Rung Union Car PCL (Foreign).....................     4,500      1,796
    Thai Stanley Electric PCL (Foreign)...................     7,000     56,338
    Thai Tap Water Supply PCL (Foreign)...................   310,100    107,110
    Thai Union Frozen Products PCL (Foreign)..............    95,658    219,738
    Thai Vegetable Oil PCL (Foreign)......................   115,700     99,909

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
   *Thaicom PCL (Foreign)................................   160,200 $   125,173
    Thai-German Ceramic Industry PCL (Foreign)...........   208,400      32,846
    Thanachart Capital PCL (Foreign).....................   152,100     197,648
    Thoresen Thai Agencies PCL (Foreign).................    80,710      47,906
    Ticon Industrial Connection PCL (Foreign)............   147,337      82,513
   *Tipco Asphalt PCL (Foreign)..........................    18,400      28,846
    Tisco Financial Group PCL (Foreign)..................    59,100     104,049
    TMB Bank PCL (Foreign)............................... 4,091,300     310,072
    Total Access Communication PCL (Foreign) NVDR........   107,100     310,669
   *Toyo-Thai Corp PCL (Foreign).........................    45,600      54,286
    TPI Polene PCL (Foreign).............................   260,500     129,289
   *True Corp. PCL (Foreign)............................. 1,106,047     244,799
    Univanich Palm Oil PCL (Foreign).....................     1,300       4,229
    Vanachai Group PCL (Foreign).........................    83,100      12,875
    Vinythai PCL (Foreign)...............................   118,300      80,930
    Workpoint Entertainment PCL (Foreign)................    30,900      49,997
                                                                    -----------
TOTAL THAILAND...........................................            20,224,791
                                                                    -----------
TURKEY -- (2.2%)
    Adana Cimento Sanayii T.A.S. Series A................    14,649      33,162
    Akbank T.A.S.........................................   243,890   1,233,317
    Akcansa Cimento A.S..................................    12,105      81,915
   *Akenerji Elektrik Uretim A.S.........................    75,679      72,784
   *Akfen Holding A.S....................................    12,351      71,632
    Aksa Akrilik Kimya Sanayii A.S.......................    36,019     104,482
    Aksigorta A.S........................................    59,107      74,283
    Alarko Holding A.S...................................    18,514      57,317
   *Albaraka Turk Katilim Bankasi A.S....................        --          --
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
     A.S.................................................     2,373      46,912
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S.............    78,516      53,179
   *Anadolu Cam Sanayii A.S..............................    27,780      45,672
    Anadolu Hayat Sigorta A.S............................     9,807      27,981
    Arcelik A.S..........................................    54,000     352,925
   *Asya Katilim Bankasi A.S.............................   166,292     210,906
    Aygaz A.S............................................        --           2
    Bagfas Bandirma Gubre Fabrikalari A.S................     1,597      51,293
   *Banvit Bandirma Vitaminli Yem Sanayii A.S............     8,696      19,188
    Baticim Bati Anabolu Cimento Sanayii A.S.............     5,596      21,983
    BIM BirlesikMagazalar A.S............................    10,414     504,939
    Bizim Toptan Satis Magazalari A.S....................     3,451      57,338
    Bolu Cimento Sanayii A.S.............................        --          --
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........     2,700      43,310
    Bursa Cimento Fabrikasi A.S..........................     8,364      24,361
   *Celebi Hava Servisi A.S..............................     1,711      19,979
    Cimsa Cimento Sanayi ve Ticaret A.S..................    14,765      86,111
    Coca-Cola Icecek A.S.................................     5,103     124,078
   *Dogan Gazetecilik A.S................................         1           1
   *Dogan Sirketler Grubu Holding A.S....................   287,505     176,628
   *Dogan Yayin Holding A.S..............................    91,280      45,728
    Dogus Otomotiv Servis ve Ticaret A.S.................    21,854     111,463
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S......     4,061      11,466
    Eczacibasi Yatirim Holding Ortakligi A.S.............    10,853      38,489
    EGE Seramik Sanayi ve Ticaret A.S....................    14,245      17,275
    Enka Insaat ve Sanayi A.S............................    80,673     242,244
    Eregli Demir ve Celik Fabrikalari T.A.S..............   231,857     329,667
    Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S...       555      12,786
    Ford Otomotiv Sanayi A.S.............................     9,748     110,874
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...       808      19,930
    Gentas Genel Metal Sanayi ve Ticaret A.S.............    36,786      28,467
   *Global Yatirim Holding A.S...........................    98,266      78,688
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S................................................     2,037      72,713

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE++
                                                          ------- ------------
TURKEY -- (Continued)
    Goodyear Lastikleri T.A.S............................   1,186 $     42,343
   *GSD Holding A.S......................................  79,211       37,409
   *Gubre Fabrikalari Ticaret A.S........................   6,731       61,585
   *Gunes Sigorta A.S....................................  11,861       15,413
   *Hurriyet Gazetecilik ve Matbaacilik A.S..............  27,657       14,797
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...........  29,013       82,126
   *Is Finansal Kiralama A.S.............................  15,520        8,918
   *Izmir Demir Celik Sanayi A.S.........................  13,823       30,905
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A............................................  62,083       56,882
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B............................................  24,990       29,975
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................ 138,771      124,737
    Kartonsan Karton Sanayi ve Ticaret A.S...............     197       32,197
   *Kerevitas Gida Sanayii ve Ticaret A.S................     308        7,081
    KOC Holding A.S. Series B............................  86,115      449,348
    Konya Cimento Sanayii A.S............................     173       33,552
    Koza Altin Isletmeleri A.S...........................   4,956      121,982
   *Koza Anadolu Metal Madencilik Isletmeleri A.S........  51,130      146,448
    Mardin Cimento Sanayii ve Ticaret A.S................   6,489       20,381
   *Marshall Boya ve Vernik A.S..........................   1,004       30,572
   *Menderes Tekstil Sanayi ve Ticaret A.S...............   7,162        2,285
   *Metro Ticari ve Mali Yatirimlar Holding A.S..........  47,720       15,165
   *Migros Ticaret A.S...................................   7,692       88,933
   *Net Holding A.S......................................  46,905       63,243
    Netas Telekomunikasyon A.S...........................   3,910       23,361
    Nuh Cimento Sanayi A.S...............................  13,377       82,211
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S................................................  33,380      111,721
    Petkim Petrokimya Holding A.S........................ 142,470      248,610
    Pinar Entegre Et ve Un Sanayi A.S....................   5,800       22,432
    Pinar SUT Mamulleri Sanayii A.S......................   5,566       53,211
   *Polyester Sanayi A.S.................................  23,377       17,256
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S...  14,081       21,538
   *Sekerbank T.A.S...................................... 112,869      121,417
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.............  43,312       51,741
   *Soda Sanayii A.S.....................................  44,932       59,207
   *TAT Konserve Sanayii A.S.............................  20,954       28,453
    TAV Havalimanlari Holding A.S........................  26,922      167,572
    Tekfen Holding A.S...................................  60,944      249,517
   *Tekstil Bankasi A.S..................................  36,499       19,118
    Tofas Turk Otomobil Fabrikasi A.S....................  18,934      114,237
   *Trakya Cam Sanayii A.S...............................  60,621       89,248
    Tupras Turkiye Petrol Rafinerileri A.S...............  17,268      476,324
    Turcas Petrol A.S....................................  14,767       31,549
    Turk Telekomunikasyon A.S............................  35,281      147,952
    Turk Traktor ve Ziraat Makineleri A.S................   2,086       58,709
   *Turkcell Iletisim Hizmetleri A.S.....................  14,831       92,686
   *Turkcell Iletisim Hizmetleri A.S. ADR................  34,271      535,998
    Turkiye Garanti Bankasi A.S.......................... 300,336    1,506,110
    Turkiye Halk Bankasi A.S.............................  40,631      401,187
    Turkiye Is Bankasi A.S............................... 221,021      816,721
    Turkiye Sinai Kalkinma Bankasi A.S................... 186,013      240,282
    Turkiye Sise ve Cam Fabrikalari A.S.................. 113,524      198,081
    Turkiye Vakiflar Bankasi T.A.S....................... 169,317      494,772
   *Ulker Biskuvi Sanayi A.S.............................  15,022       85,474
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S..............   6,835       10,290
   *Vestel Elektronik Sanayi ve Ticaret A.S..............  18,074       19,208
    Yapi Kredi Sigorta A.S...............................   6,922       74,229
   *Yapi ve Kredi Bankasi A.S............................ 124,601      365,575
   *Zorlu Enerji Elektrik Uretim A.S.....................  44,083       34,837
                                                                  ------------
TOTAL TURKEY.............................................           13,302,579
                                                                  ------------
TOTAL COMMON STOCKS......................................          542,584,899
                                                                  ------------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
PREFERRED STOCKS -- (4.6%)
BRAZIL -- (4.5%)
    AES Tiete SA..........................................  20,333 $   211,871
    Alpargatas SA.........................................  23,900     172,824
    Banco ABC Brasil SA...................................  26,345     192,360
    Banco Bradesco SA.....................................   9,300     170,929
    Banco Bradesco SA Sponsored ADR....................... 172,284   3,166,580
    Banco Daycoval SA.....................................  13,400      69,175
    Banco do Estado do Rio Grande do Sul SA...............  49,916     427,382
    Banco Industrial e Comercial SA.......................  15,389      49,072
    Banco Panamericano SA.................................  30,800      91,873
    Banco Pine SA.........................................   3,311      24,225
   #Braskem SA Sponsored ADR..............................  23,605     358,796
    Centrais Eletricas Brasileiras SA Preferred Series B..   7,600      48,241
    Centrais Eletricas de Santa Catarina SA...............   6,450      77,445
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      Series A Sponsored ADR..............................  14,001     668,408
   *Cia de Gas de Sao Paulo SA Preferred Series A.........   5,800     168,348
    Cia de Saneamento do Parana SA........................     100         512
   *Cia de Tecidos Norte de Minas - Coteminas SA..........   7,700      13,534
    Cia de Transmissao de Energia Eletrica Paulista SA
      Series A............................................   4,438      78,002
    Cia Energetica de Minas Gerais SA Sponsored ADR.......  48,760     535,385
    Cia Energetica de Sao Paulo SA Preferred Series B.....  19,600     194,489
    Cia Energetica do Ceara SA Preferred Series A.........   5,365     115,849
    Cia Ferro Ligas da Bahia - Ferbasa....................  14,700      87,107
   #Cia Paranaense de Energia SA Sponsored ADR Series A...  15,100     244,016
    Eletropaulo Metropolitana Eletricidade de Sao Paulo
      SA..................................................  19,295     132,260
    Eucatex SA Industria e Comercio SA....................   4,000      17,576
    Forjas Taurus SA......................................   9,818      14,002
    Gerdau SA.............................................  10,737      94,195
    Gerdau SA Sponsored ADR............................... 189,818   1,676,093
   *Gol Linhas Aereas Inteligentes SA.....................  29,600     215,384
    Itau Unibanco Holding SA..............................  15,700     270,819
    Itau Unibanco Holding SA ADR.......................... 200,891   3,461,352
    Klabin SA.............................................  99,500     682,037
    Lojas Americanas SA...................................  35,847     319,884
    Marcopolo SA..........................................  47,700     322,176
    Oi SA.................................................  21,363      86,360
    Petroleo Brasileiro SA................................ 109,400     993,272
    Petroleo Brasileiro SA ADR............................ 222,060   4,017,065
    Randon Participacoes SA...............................  40,700     240,151
    Saraiva SA Livreiros Editores.........................   6,200      80,359
   *Suzano Papel e Celulose SA............................  83,600     306,465
    Telefonica Brasil SA..................................     962      24,295
    Telefonica Brasil SA ADR..............................  34,951     880,066
    Ultrapar Participacoes SA Sponsored ADR...............  14,800     356,680
    Unipar Participacoes SA Preferred Series B............ 125,400      28,967
    Usinas Siderurgicas de Minas Gerais SA Perferred
      Series A............................................ 110,400     573,247
    Vale SA Sponsored ADR................................. 275,158   5,296,792
                                                                   -----------
TOTAL BRAZIL..............................................          27,255,920
                                                                   -----------
CHILE -- (0.1%)
    Embotelladora Andina SA...............................  18,695      96,787
    Embotelladora Andina SA Preferred Series B............  18,186     119,619
    Sociedad Quimica y Minera de Chile SA Sponsored ADR...   6,008     341,495
                                                                   -----------
TOTAL CHILE...............................................             557,901
                                                                   -----------
COLOMBIA -- (0.0%)
   *Banco Davivienda SA...................................   8,515     115,681
    Grupo Aval Acciones y Valores.........................  52,105      37,125
    Grupo de Inversiones Suramericana SA..................   3,476      75,534
                                                                   -----------
TOTAL COLOMBIA............................................             228,340
                                                                   -----------

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES      VALUE++
                                                        ---------- ------------
MALAYSIA -- (0.0%)
   *TA Global Berhad...................................    264,180 $     19,519
                                                                   ------------
TOTAL PREFERRED STOCKS.................................              28,061,680
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Equatorial Energia SA Rights 02/19/13..............      1,125          480
   *Viver Incorporadora e Construtora SA Receipts......      6,423        2,709
                                                                   ------------
TOTAL BRAZIL...........................................                   3,189
                                                                   ------------
CHILE -- (0.0%)
   *Corpbanca SA Rights 02/14/13.......................  3,396,525        3,683
   *Latam Airlines Group SA Rights 01/19/13............        294           16
                                                                   ------------
TOTAL CHILE............................................                   3,699
                                                                   ------------
INDIA -- (0.0%)
   *Bajaj Finance, Ltd. Rights 02/21/2013..............         68          245
                                                                   ------------
MALAYSIA -- (0.0%)
   *Malayan Flour Mills Berhad Warrants 05/09/17.......     10,100          699
                                                                   ------------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights........................     92,257          442
                                                                   ------------
TAIWAN -- (0.0%)
   *Bin Chuan Enterprise Co., Ltd. Rights 03/05/13.....        756          119
   *Wah Hong Industrial Corp. Rights 03/06/13..........      1,694          270
                                                                   ------------
TOTAL TAIWAN...........................................                     389
                                                                   ------------
THAILAND -- (0.0%)
   *G J Steel PCL (Foreign) Warrants 12/12/17..........    684,450           --
                                                                   ------------
TOTAL RIGHTS/WARRANTS..................................                   8,663
                                                                   ------------
                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)      VALUE+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S) @DFA Short Term Investment Fund....................  3,025,065   35,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $1,605,320) to be
     repurchased at $1,573,850......................... $    1,574    1,573,843
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              36,573,843
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $514,204,801)^^................................            $607,229,085
                                                                   ============

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Brazil....................... $ 45,844,790 $     49,811   --    $ 45,894,601
   Chile........................   10,270,368           --   --      10,270,368
   China........................   10,148,794   75,948,921   --      86,097,715
   Colombia.....................    4,886,141       37,574   --       4,923,715
   Czech Republic...............           --    2,021,197   --       2,021,197
   Egypt........................           --      405,316   --         405,316
   Hong Kong....................           --       10,671   --          10,671
   Hungary......................           --    1,586,501   --       1,586,501
   India........................    2,966,567   34,982,043   --      37,948,610
   Indonesia....................      866,601   18,728,430   --      19,595,031
   Israel.......................           --           45   --              45
   Malaysia.....................           --   18,625,824   --      18,625,824
   Mexico.......................   34,258,579           --   --      34,258,579
   Peru.........................    1,441,264           --   --       1,441,264
   Philippines..................      215,563    8,416,240   --       8,631,803
   Poland.......................           --    9,611,607   --       9,611,607
   Russia.......................      593,094   18,981,379   --      19,574,473
   South Africa.................    7,699,716   34,825,472   --      42,525,188
   South Korea..................    3,877,762   77,496,942   --      81,374,704
   Taiwan.......................    3,534,754   80,725,563   --      84,260,317
   Thailand.....................   20,186,536       38,255   --      20,224,791
   Turkey.......................      535,998   12,766,581   --      13,302,579
Preferred Stocks
   Brazil.......................   27,255,920           --   --      27,255,920
   Chile........................      557,901           --   --         557,901
   Colombia.....................      228,340           --   --         228,340
   Malaysia.....................           --       19,519   --          19,519
Rights/Warrants.................
   Brazil.......................           --        3,189   --           3,189
   Chile........................           --        3,699   --           3,699
   India........................           --          245   --             245
   Malaysia.....................           --          699   --             699
   Poland.......................           --          442   --             442
   Taiwan.......................           --          389   --             389
   Thailand.....................           --           --   --              --
Securities Lending Collateral...           --   36,573,843   --      36,573,843
                                 ------------ ------------   --    ------------
TOTAL........................... $175,368,688 $431,860,397   --    $607,229,085
                                 ============ ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013

                                  (UNAUDITED)

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                                                                    VALUE+
                                                                --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of
  The DFA Investment Trust Company............................. $2,548,564,414
                                                                --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $1,810,220,619)^^................................... $2,548,564,414
                                                                ==============

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                             SHARES   VALUE+
                                                             ------ -----------
COMMON STOCKS -- (98.2%)
Consumer Discretionary -- (12.7%)
   *1-800-FLOWERS.COM, Inc. Class A.........................  3,914 $    15,735
    A.H. Belo Corp. Class A.................................  1,226       6,473
    Aaron's, Inc............................................  7,750     229,788
    Abercrombie & Fitch Co. Class A.........................  8,850     442,500
   *Advance Auto Parts, Inc.................................  7,200     529,344
   *Aeropostale, Inc........................................  8,325     112,637
   *AFC Enterprises, Inc....................................  2,600      75,556
   *Amazon.com, Inc......................................... 38,040  10,099,620
    Ambassadors Group, Inc..................................  1,423       7,015
   *AMC Networks, Inc. Class A..............................  5,981     340,738
   *American Apparel, Inc...................................    532         755
   *American Eagle Outfitters, Inc.......................... 18,300     369,843
    American Greetings Corp. Class A........................  3,222      51,552
  #*American Public Education, Inc..........................  2,200      84,766
   *America's Car-Mart, Inc.................................  1,100      43,802
    Ameristar Casinos, Inc..................................  3,254      86,231
   *ANN, Inc................................................  5,225     161,139
   *Apollo Group, Inc. Class A.............................. 10,210     206,446
    Arbitron, Inc...........................................  2,800     131,320
   *Arctic Cat, Inc.........................................  2,500      90,350
   *Asbury Automotive Group, Inc............................  2,900     103,124
   *Ascena Retail Group, Inc................................ 13,900     235,605
   *Ascent Capital Group, Inc. Class A......................  1,135      72,311
   #Autoliv, Inc............................................ 10,143     667,409
   *AutoNation, Inc.........................................  4,387     212,770
   *AutoZone, Inc...........................................  3,400   1,256,980
   *Ballantyne Strong, Inc..................................  2,600       9,308
   *Bally Technologies, Inc.................................  4,400     211,904
  #*Barnes & Noble, Inc.....................................  3,400      45,356
    Bassett Furniture Industries, Inc.......................    306       4,260
    Beasley Broadcast Group, Inc. Class A...................    325       1,638
  #*Beazer Homes USA, Inc...................................    779      14,661
    bebe stores, Inc........................................  3,388      14,162
   *Bed Bath & Beyond, Inc.................................. 22,104   1,297,505
    Belo Corp. Class A......................................  8,900      75,383
    Best Buy Co., Inc....................................... 29,105     473,247
    Big 5 Sporting Goods Corp...............................  2,146      29,765
  #*Big Lots, Inc...........................................  5,598     179,976
   *Biglari Holdings, Inc...................................    215      79,309
   *BJ's Restaurants, Inc...................................  2,498      79,861
   *Blue Nile, Inc..........................................  1,407      47,120
   *Bluegreen Corp..........................................  2,100      20,160
   #Blyth, Inc..............................................    836      11,712
    Bob Evans Farms, Inc....................................  3,500     154,945
   *Body Central Corp.......................................  1,200       9,540
    Bon-Ton Stores, Inc. (The)..............................  2,096      26,305
   *Books-A-Million, Inc....................................  1,295       3,173
   *BorgWarner, Inc......................................... 12,365     917,236
   *Boyd Gaming Corp........................................  5,900      41,359
   *Bravo Brio Restaurant Group, Inc........................  1,543      22,991
   *Bridgepoint Education, Inc..............................  2,100      22,155
    Brinker International, Inc..............................  7,728     253,015
    Brown Shoe Co., Inc.....................................  5,187      89,424
    Brunswick Corp..........................................  9,823     355,200
   *Buckle, Inc. (The)......................................  3,112     145,579
   *Buffalo Wild Wings, Inc.................................  1,800     132,390
   *Build-A-Bear Workshop, Inc..............................  2,400       9,840
   *Cabela's, Inc...........................................  4,900     252,938

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                          SHARES    VALUE+
                                                          ------- ----------
Consumer Discretionary -- (Continued)
   #Cablevision Systems Corp. Class A....................  20,130 $  294,703
   *Cache, Inc...........................................     800      1,976
    Callaway Golf Co.....................................   6,900     45,264
   *Cambium Learning Group, Inc..........................  11,314     14,256
   *Capella Education Co.................................   1,400     38,248
   *Career Education Corp................................   6,800     23,528
   *CarMax, Inc..........................................  24,238    955,462
   *Carmike Cinemas, Inc.................................   1,680     26,796
    Carnival Corp........................................  47,105  1,823,906
    Carriage Services, Inc...............................   2,167     30,295
   *Carrols Restaurant Group, Inc........................   2,151     13,487
   *Carter's, Inc........................................   6,800    409,564
   *Casual Male Retail Group, Inc........................   4,200     19,278
   *Cato Corp. Class A (The).............................   2,761     76,121
   *Cavco Industries, Inc................................   1,157     60,002
    CBS Corp. Class A....................................   5,128    213,684
    CBS Corp. Class B....................................  62,458  2,605,748
    CEC Entertainment, Inc...............................   1,857     61,207
   *Central European Media Enterprises, Ltd. Class A.....     524      3,097
   *Charter Communications, Inc. Class A.................   7,900    615,963
   *Cheesecake Factory, Inc. (The).......................   5,550    184,038
   *Cherokee, Inc........................................     542      7,658
   *Chico's FAS, Inc.....................................  18,000    322,740
   *Children's Place Retail Stores, Inc. (The)...........   2,340    116,626
   *Chipotle Mexican Grill, Inc..........................   3,185    977,827
    Choice Hotels International, Inc.....................   3,175    114,427
   *Christopher & Banks Corp.............................     817      5,065
    Churchill Downs, Inc.................................   1,444     93,369
   *Cinemark Holdings, Inc...............................  11,217    315,646
   *Citi Trends, Inc.....................................   1,200     15,528
   *Clear Channel Outdoor Holdings, Inc. Class A.........   3,850     28,875
   *Coach, Inc...........................................  28,568  1,456,968
  #*Coinstar, Inc........................................   1,500     76,320
   *Coldwater Creek, Inc.................................     300      1,137
    Collectors Universe, Inc.............................     600      7,218
   #Columbia Sportswear Co...............................   1,327     67,796
    Comcast Corp. Class A................................ 224,903  8,564,306
    Comcast Corp. Special Class A........................  63,610  2,336,395
  #*Conn's, Inc..........................................   2,882     81,964
   *Cooper Tire & Rubber Co..............................   6,429    163,682
    Core-Mark Holding Co., Inc...........................   1,200     60,156
   *Corinthian Colleges, Inc.............................   8,800     21,648
   *Cracker Barrel Old Country Store, Inc................   2,300    149,086
   *Crocs, Inc...........................................   9,700    144,142
  #*Crown Media Holdings, Inc. Class A...................     130        238
    CSS Industries, Inc..................................   1,250     28,388
    CTC Media, Inc.......................................   4,347     46,513
    Culp, Inc............................................   1,492     26,110
   *Cumulus Media, Inc. Class A..........................   4,000     13,000
    D.R. Horton, Inc.....................................  29,700    702,702
    Dana Holding Corp....................................  16,000    257,280
   *Darden Restaurants, Inc..............................  12,362    574,833
  #*Deckers Outdoor Corp.................................   3,000    119,850
   *dELiA*s, Inc.........................................   1,100      1,133
    Destination Maternity Corp...........................   1,600     36,432
   *Dex One Corp.........................................   3,200      5,536
   *Dick's Sporting Goods, Inc...........................   9,990    475,424
  #*Digital Generation, Inc..............................   2,200     22,022
    Dillard's, Inc. Class A..............................   3,826    322,953
   *DineEquity, Inc......................................   1,700    124,542
   *DIRECTV..............................................  63,489  3,246,827

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Discovery Communications, Inc. Class A..................  15,081 $1,046,320
   *Discovery Communications, Inc. Class C..................  11,452    729,607
   *DISH Network Corp. Class A..............................  22,000    819,940
   *Dollar General Corp.....................................  24,900  1,150,878
   *Dollar Tree, Inc........................................  24,100    963,759
    Domino's Pizza, Inc.....................................   5,786    269,454
   *Dorman Products, Inc....................................   2,578     89,276
    Dover Downs Gaming & Entertainment, Inc.................   2,000      4,460
  #*DreamWorks Animation SKG, Inc. Class A..................   7,680    133,709
   *Drew Industries, Inc....................................   2,271     83,164
   *DSW, Inc. Class A.......................................   3,808    254,869
    Dunkin' Brands Group, Inc...............................   8,385    306,136
   *E.W. Scripps Co. Class A (The)..........................   3,300     36,267
  #*Education Management Corp...............................   3,571     15,462
    Einstein Noah Restaurant Group, Inc.....................     395      5,076
  #*Entercom Communications Corp. Class A...................   2,510     19,929
   *Ethan Allen Interiors, Inc..............................   2,900     83,839
   *Exide Technologies......................................   7,500     25,800
    Expedia, Inc............................................  10,207    666,007
   *Express, Inc............................................   8,200    150,716
   *Family Dollar Stores, Inc...............................  10,212    579,020
   *Famous Dave's of America, Inc...........................   1,098     10,277
   *Federal-Mogul Corp......................................   2,097     19,586
   *Fiesta Restaurant Group, Inc............................   1,578     28,104
    Finish Line, Inc. Class A (The).........................   5,300     98,792
    Fisher Communications, Inc..............................     600     21,288
    Foot Locker, Inc........................................  15,542    533,868
   *Ford Motor Co........................................... 375,652  4,864,693
   *Fossil, Inc.............................................   5,314    561,052
    Fred's, Inc. Class A....................................   3,670     48,517
   *Fuel Systems Solutions, Inc.............................   1,392     20,435
   *Furniture Brands International, Inc.....................   4,400      6,072
   *Gaiam, Inc. Class A.....................................   1,309      4,280
   #GameStop Corp. Class A..................................  12,940    300,208
    Gaming Partners International Corp......................     800      6,080
    Gannett Co., Inc........................................  23,899    469,137
    Gap, Inc. (The).........................................  35,380  1,156,218
  #*Garmin, Ltd.............................................  12,906    489,008
   *Geeknet, Inc............................................     500      7,660
   *General Motors Co.......................................  81,836  2,298,773
   *Genesco, Inc............................................   2,400    149,592
    Gentex Corp.............................................  12,442    238,015
   *Gentherm, Inc...........................................   2,458     35,592
   *Genuine Parts Co........................................  16,430  1,117,733
   *G-III Apparel Group, Ltd................................   1,800     64,602
   *GNC Holdings, Inc. Class A..............................  10,132    364,144
   *Goodyear Tire & Rubber Co. (The)........................  26,660    366,842
   *Gordmans Stores, Inc....................................     279      3,331
   *Grand Canyon Education, Inc.............................   4,008     95,631
   *Gray Television, Inc....................................   3,550     13,277
   #Group 1 Automotive, Inc.................................   2,780    188,317
   *Guess?, Inc.............................................   6,590    178,523
   *H&R Block, Inc..........................................  27,401    623,921
  #*Hanesbrands, Inc........................................  10,675    400,099
   *Harley-Davidson, Inc....................................  24,000  1,258,080
    Harman International Industries, Inc....................   7,400    331,372
    Harte-Hanks, Inc........................................   3,368     27,584
  #*Hasbro, Inc.............................................  12,300    459,651
    Haverty Furniture Cos., Inc.............................   1,700     30,600
   *Helen of Troy, Ltd......................................   4,100    148,420
   *hhgregg, Inc............................................   2,516     21,336

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   *Hibbett Sports, Inc....................................   2,888 $   152,082
   *Hillenbrand, Inc.......................................   6,405     158,524
   *Home Depot, Inc. (The)................................. 169,942  11,372,519
   *HomeAway, Inc..........................................   1,500      35,955
    Hooker Furniture Corp..................................   1,300      19,630
   *Hot Topic, Inc.........................................   3,381      37,529
   *HSN, Inc...............................................   4,220     251,512
   *Hyatt Hotels Corp. Class A.............................   4,393     176,028
   *Iconix Brand Group, Inc................................   7,198     173,112
   *International Game Technology..........................  27,800     427,286
    International Speedway Corp. Class A...................   1,675      45,912
    Interpublic Group of Cos., Inc. (The)..................  44,816     542,722
   *Interval Leisure Group, Inc............................   3,958      78,368
   *Isle of Capri Casinos, Inc.............................   3,400      23,902
  #*ITT Educational Services, Inc..........................   1,300      21,892
   #J.C. Penney Co., Inc...................................  16,086     327,028
   *Jack in the Box, Inc...................................   4,400     127,732
    JAKKS Pacific, Inc.....................................   2,151      28,092
   *Jarden Corp............................................   6,475     380,989
    Johnson Controls, Inc..................................  69,151   2,149,905
   *Johnson Outdoors, Inc. Class A.........................   1,187      25,497
    Jones Group, Inc. (The)................................   8,808     105,696
   *Jos. A. Bank Clothiers, Inc............................   3,300     133,782
   *Journal Communications, Inc. Class A...................   5,077      27,822
  #*K12, Inc...............................................   2,215      40,889
    KB Home................................................   8,900     169,723
   *Kid Brands, Inc........................................   1,200       1,980
   *Kirkland's, Inc........................................   1,502      17,378
    Kohl's Corp............................................  23,760   1,099,850
   *Kona Grill, Inc........................................   1,120       9,464
   *Krispy Kreme Doughnuts, Inc............................   5,319      69,147
   *K-Swiss, Inc. Class A..................................   2,837      13,362
   *Lakeland Industries, Inc...............................   1,000       4,910
   *Lamar Advertising Co. Class A..........................   6,915     294,856
   *Las Vegas Sands Corp...................................  42,500   2,348,125
    La-Z-Boy, Inc..........................................   6,000      93,840
   *LeapFrog Enterprises, Inc..............................   5,500      49,555
    Lear Corp..............................................  10,200     499,800
   *Learning Tree International, Inc.......................   1,342       6,911
    Leggett & Platt, Inc...................................  15,277     449,755
   #Lennar Corp. Class A...................................  15,941     662,189
    Lennar Corp. Class B Voting............................   1,241      41,052
   *Libbey, Inc............................................   2,200      41,316
   *Liberty Global, Inc. Class A...........................  14,137     965,416
   *Liberty Global, Inc. Class B...........................      95       6,460
   *Liberty Global, Inc. Class C...........................  11,626     741,274
   *Liberty Interactive Corp. Class A......................  55,690   1,183,969
   *Liberty Interactive Corp. Class B......................     201       4,410
   *Liberty Media Corp. (531229102)........................  11,477   1,279,800
   *Liberty Media Corp. (531229201)........................     200      22,472
   *Liberty Ventures Series A..............................   3,322     247,921
   *Life Time Fitness, Inc.................................   4,178     211,950
    Lifetime Brands, Inc...................................     300       3,192
    Limited Brands, Inc....................................  26,236   1,259,853
   *LIN TV Corp. Class A...................................   2,800      29,876
    Lincoln Educational Services Corp......................   2,164      11,989
   *Lions Gate Entertainment Corp..........................   7,700     141,064
   *Lithia Motors, Inc. Class A............................   2,487     107,612
   *Live Nation Entertainment, Inc.........................  15,286     156,834
   *LKQ Corp...............................................  31,047     695,142
   *Lowe's Cos., Inc....................................... 119,672   4,570,274

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
   *Luby's, Inc............................................   1,849 $    12,610
   *Lululemon Athletica, Inc...............................   8,363     577,047
   *Lumber Liquidators Holdings, Inc.......................   2,349     139,014
   *M/I Homes, Inc.........................................   2,750      74,910
    Mac-Gray Corp..........................................   1,591      19,203
    Macy's, Inc............................................  42,535   1,680,558
   *Madison Square Garden Co. Class A (The)................   6,000     312,120
   *Maidenform Brands, Inc.................................   2,442      47,399
    Marcus Corp............................................   2,400      31,920
    Marine Products Corp...................................   1,898      11,976
   *MarineMax, Inc.........................................   1,700      19,856
    Marriott International, Inc. Class A...................  27,826   1,112,483
   *Marriott Vacations Worldwide Corp......................   2,389     106,024
   *Martha Stewart Living Omnimedia Class A................   2,700       7,857
   *Mattel, Inc............................................  36,365   1,368,415
   *Matthews International Corp. Class A...................   2,000      65,520
   *McClatchy Co. Class A (The)............................   4,300      12,556
   *McDonald's Corp........................................ 105,332  10,037,086
   *McGraw-Hill Cos., Inc. (The)...........................  26,645   1,532,620
    MDC Holdings, Inc......................................   4,445     174,777
  #*Media General, Inc. Class A............................     800       3,408
    Men's Wearhouse, Inc. (The)............................   5,635     171,022
   #Meredith Corp..........................................   2,438      88,402
   *Meritage Homes Corp....................................   3,400     150,416
   *MGM Resorts International..............................  36,064     460,537
   *Modine Manufacturing Co................................   2,129      18,054
   *Mohawk Industries, Inc.................................   6,200     630,292
   *Monarch Casino & Resort, Inc...........................   1,845      19,114
  #*Monro Muffler Brake, Inc...............................   2,978     107,863
   *Morgans Hotel Group Co.................................     276       1,488
    Morningstar, Inc.......................................   2,287     154,807
  #*Motorcar Parts of America, Inc.........................     783       5,223
   *Movado Group, Inc......................................   2,362      86,355
   *Multimedia Games Holding Co., Inc......................   2,364      40,046
   *Nathan's Famous, Inc...................................     509      21,006
   *National CineMedia, Inc................................   6,419      98,082
   *Nautilus, Inc..........................................   2,449      13,249
   *Netflix, Inc...........................................   5,300     875,772
   *New York & Co., Inc....................................   5,059      19,781
   *New York Times Co. Class A (The).......................  14,000     124,040
   *Newell Rubbermaid, Inc.................................  30,568     717,737
    News Corp. Class A..................................... 168,347   4,669,946
    News Corp. Class B.....................................  45,563   1,286,699
   *Nexstar Broadcasting Group, Inc. Class A...............   1,960      28,185
   *NIKE, Inc. Class B.....................................  74,942   4,050,615
   *Nordstrom, Inc.........................................  17,146     946,974
    Nutrisystem, Inc.......................................   2,065      18,647
   *NVR, Inc...............................................     500     514,830
   *Office Depot, Inc......................................  26,000     112,580
    OfficeMax, Inc.........................................   7,500      80,850
   *Omnicom Group, Inc.....................................  27,235   1,478,316
   *Orbitz Worldwide, Inc..................................   3,586      10,364
  #*Orchard Supply Hardware Stores Corp. Class A...........     195       1,390
   *O'Reilly Automotive, Inc...............................  12,850   1,190,552
   *Orient-Express Hotels, Ltd. Class A....................   8,827     102,570
    Outdoor Channel Holdings, Inc..........................   1,944      15,008
  #*Overstock.com, Inc.....................................   1,830      24,595
   *Oxford Industries, Inc.................................   1,382      68,243
   *Pacific Sunwear of California, Inc.....................   6,000      11,880
   *Panera Bread Co. Class A...............................   3,075     491,416
   *Papa John's International, Inc.........................   1,900     106,590

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
  #*Penn National Gaming, Inc...............................   6,627 $  322,470
    Penske Automotive Group, Inc............................   4,700    154,724
    Pep Boys - Manny, Moe & Jack (The)......................   4,332     48,215
    Perry Ellis International, Inc..........................     969     18,702
    PetMed Express, Inc.....................................   2,200     28,688
   *PetSmart, Inc...........................................  11,800    771,838
    Pier 1 Imports, Inc.....................................  10,500    227,745
   *Pinnacle Entertainment, Inc.............................   5,100     79,305
   *Polaris Industries, Inc.................................   6,994    609,107
   *Pool Corp...............................................   5,100    233,682
   *Priceline.com, Inc......................................   5,000  3,427,350
   *PulteGroup, Inc.........................................  36,663    760,391
    PVH Corp................................................   6,291    747,811
   *Quiksilver, Inc.........................................   8,658     56,623
    R.G. Barry Corp.........................................   1,300     17,394
   #RadioShack Corp.........................................  11,260     37,045
   *Ralph Lauren Corp.......................................   6,300  1,048,824
   *Red Lion Hotels Corp....................................   2,034     15,194
   *Red Robin Gourmet Burgers, Inc..........................   1,300     48,061
   #Regal Entertainment Group Class A.......................   9,436    140,879
    Regis Corp..............................................   4,000     71,000
    Rent-A-Center, Inc......................................   6,145    219,254
   *Rentrak Corp............................................   1,137     23,286
   *Rick's Cabaret International, Inc.......................   1,000      8,420
   *Rocky Brands, Inc.......................................     231      3,262
    Ross Stores, Inc........................................  24,000  1,432,800
    Royal Caribbean Cruises, Ltd............................  14,600    528,520
   *Ruby Tuesday, Inc.......................................   5,370     40,436
   *rue21, Inc..............................................   1,532     45,516
   *Ruth's Hospitality Group, Inc...........................   4,284     33,244
    Ryland Group, Inc. (The)................................   3,900    154,908
    Saga Communications, Inc. Class A.......................     676     31,772
  #*Saks, Inc...............................................  10,680    115,451
    Salem Communications Corp. Class A......................     400      2,332
   *Sally Beauty Holdings, Inc..............................  17,400    461,796
    Scholastic Corp.........................................   2,600     77,116
   *School Specialty, Inc...................................   1,749        180
   *Scientific Games Corp. Class A..........................   5,774     51,331
   *Scripps Networks Interactive, Inc. Class A..............   9,189    567,605
    Sears Canada, Inc.......................................   1,855     17,622
  #*Sears Holdings Corp.....................................   4,332    203,387
   *Select Comfort Corp.....................................   5,594    123,180
    Service Corp. International.............................  21,200    316,516
   *SHFL Entertainment, Inc.................................   6,176     91,405
    Shiloh Industries, Inc..................................   1,564     16,969
    Shoe Carnival, Inc......................................     688     14,083
   *Shutterfly, Inc.........................................   3,262    107,907
    Signet Jewelers, Ltd. ADR...............................   8,700    544,446
   *Sinclair Broadcast Group, Inc. Class A..................   5,500     75,790
    Sirius XM Radio, Inc.................................... 447,241  1,404,337
    Six Flags Entertainment Corp............................   4,289    269,950
   *Skechers U.S.A., Inc. Class A...........................   3,800     72,200
   *Skyline Corp............................................     800      3,816
  #*Smith & Wesson Holding Corp.............................   7,000     60,200
   *Sonic Automotive, Inc. Class A..........................   4,001     97,104
   *Sonic Corp..............................................   6,463     72,127
    Sotheby's...............................................   7,207    258,875
    Spartan Motors, Inc.....................................   3,375     19,136
    Speedway Motorsports, Inc...............................   2,352     38,479
    Stage Stores, Inc.......................................   3,250     74,262
    Standard Motor Products, Inc............................   1,900     44,099

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *Standard Pacific Corp...................................  10,443 $   86,677
   *Stanley Furniture Co., Inc..............................     637      2,962
    Staples, Inc............................................  68,182    919,093
   *Starbucks Corp..........................................  76,630  4,300,476
   *Starwood Hotels & Resorts Worldwide, Inc................  20,547  1,261,791
   *Starz - Liberty Capital (85571Q102).....................  11,477    182,943
   *Starz - Liberty Capital (85571Q201).....................     200      3,234
    Stein Mart, Inc.........................................   3,347     28,249
   *Steiner Leisure, Ltd....................................   1,400     63,070
   *Steinway Musical Instruments, Inc.......................     900     20,016
   *Steven Madden, Ltd......................................   4,595    211,738
    Stewart Enterprises, Inc. Class A.......................   8,882     73,276
   *Stoneridge, Inc.........................................   3,400     21,284
    Strayer Education, Inc..................................     500     28,450
   #Sturm Ruger & Co., Inc..................................   1,900     96,463
    Superior Industries International, Inc..................   2,200     44,594
    Superior Uniform Group, Inc.............................     162      1,835
    Systemax, Inc...........................................   1,666     16,310
    Tandy Leather Factory, Inc..............................     663      3,826
    Target Corp.............................................  65,382  3,949,727
   *Tempur-Pedic International, Inc.........................   6,523    254,136
   *Tenneco, Inc............................................   6,595    230,561
  #*Tesla Motors, Inc.......................................   6,932    260,019
   *Texas Roadhouse, Inc....................................   6,100    107,299
    Thor Industries, Inc....................................   4,861    204,551
   *Tiffany & Co............................................  13,444    883,943
   *Tile Shop Holdings, Inc.................................   1,665     30,619
    Time Warner Cable, Inc..................................  32,636  2,915,700
    Time Warner, Inc........................................  99,900  5,046,948
   *TJX Cos., Inc. (The)....................................  74,442  3,363,290
   *Toll Brothers, Inc......................................  15,760    590,212
   *Town Sports International Holdings, Inc.................   2,129     22,418
   *Tractor Supply Co.......................................   7,544    782,086
  #*TripAdvisor, Inc........................................   9,705    449,147
    True Religion Apparel, Inc..............................   2,500     59,275
   *TRW Automotive Holdings Corp............................  10,979    632,720
   *Tuesday Morning Corp....................................   3,200     26,880
   *Tupperware Brands Corp..................................   6,100    464,820
   *Ulta Salon Cosmetics & Fragrance, Inc...................   6,522    637,982
   *Under Armour, Inc. Class A..............................   7,800    396,786
   *Unifi, Inc..............................................   1,766     23,841
   *Universal Electronics, Inc..............................   1,700     32,470
    Universal Technical Institute, Inc......................   2,300     25,990
   *Urban Outfitters, Inc...................................  12,150    519,898
    V.F. Corp...............................................   9,450  1,394,631
   *Vail Resorts, Inc.......................................   3,700    195,545
  #*Valassis Communications, Inc............................   3,990    111,959
    Value Line, Inc.........................................     400      3,872
   *Valuevision Media, Inc. Class A.........................     800      2,168
  #*Vera Bradley, Inc.......................................   2,206     55,790
    Viacom, Inc. Class A....................................   1,192     75,311
   *Viacom, Inc. Class B....................................  48,027  2,898,429
  #*Virgin Media, Inc.......................................  27,500  1,083,225
  #*Visteon Corp............................................   2,382    134,083
   *Vitacost.com, Inc.......................................     489      3,535
   *Vitamin Shoppe, Inc.....................................   2,565    156,670
   *VOXX International Corp.................................   1,271     12,278
    Walt Disney Co. (The)................................... 175,959  9,480,671
   *Warnaco Group, Inc. (The)...............................   4,397    321,904
    Washington Post Co. Class B (The).......................     500    192,840
   #Weight Watchers International, Inc......................   2,900    155,063

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Wendy's Co. (The).....................................  33,225 $    170,776
   *West Marine, Inc......................................   2,681       32,118
   *Wet Seal, Inc. Class A (The)..........................   9,200       25,760
    Whirlpool Corp........................................   8,265      953,616
    Wiley (John) & Sons, Inc. Class A.....................   5,120      196,096
   *Williams-Sonoma, Inc..................................   9,360      411,840
    Winmark Corp..........................................     300       19,404
   *Winnebago Industries, Inc.............................   2,407       45,059
  #*WMS Industries, Inc...................................   5,290      130,928
    Wolverine World Wide, Inc.............................   5,400      232,200
    World Wrestling Entertainment, Inc. Class A...........   3,100       26,536
    Wyndham Worldwide Corp................................  16,802      937,384
   *Wynn Resorts, Ltd.....................................   8,481    1,061,991
   *Yum! Brands, Inc......................................  46,717    3,033,802
  #*Zagg, Inc.............................................     171        1,183
   *Zale Corp.............................................   2,400       11,808
   *Zumiez, Inc...........................................   2,400       50,640
                                                                   ------------
Total Consumer Discretionary..............................          214,031,517
                                                                   ------------
Consumer Staples -- (9.7%)
    Alico, Inc............................................     496       21,611
   *Alliance One International, Inc.......................   8,769       31,744
    Altria Group, Inc..................................... 209,700    7,062,696
    Andersons, Inc. (The).................................   1,785       84,163
    Archer-Daniels-Midland Co.............................  70,090    1,999,668
   *Avon Products, Inc....................................  44,150      749,667
    B&G Foods, Inc........................................   5,470      173,399
    Beam, Inc.............................................  14,780      906,605
   *Boston Beer Co., Inc. Class A (The)...................     322       45,189
   *Boulder Brands, Inc...................................   7,136       95,836
    Brown-Forman Corp. Class A............................   8,799      577,126
   *Brown-Forman Corp. Class B............................  12,794      827,772
    Bunge, Ltd............................................  15,335    1,221,586
    Calavo Growers, Inc...................................   1,264       31,486
   *Cal-Maine Foods, Inc..................................   2,100       87,528
  #*Campbell Soup Co......................................  20,000      734,200
   *Casey's General Stores, Inc...........................   2,600      142,298
  #*Central European Distribution Corp....................   5,975       12,846
   *Central Garden & Pet Co...............................   1,175       11,280
   *Central Garden & Pet Co. Class A......................   3,229       31,063
   *Chiquita Brands International, Inc....................   4,900       36,015
    Church & Dwight Co., Inc..............................  14,700      849,513
   *Clorox Co. (The)......................................  13,216    1,036,267
   *Coca-Cola Bottling Co. Consolidated...................     481       31,135
   *Coca-Cola Co. (The)................................... 419,350   15,616,594
    Coca-Cola Enterprises, Inc............................  30,541    1,064,965
   *Colgate-Palmolive Co..................................  50,394    5,410,804
    ConAgra Foods, Inc....................................  42,889    1,402,041
   *Constellation Brands, Inc. Class A....................  17,900      579,244
    Costco Wholesale Corp.................................  45,700    4,676,938
    CVS Caremark Corp..................................... 133,032    6,811,238
   *Darling International, Inc............................  12,564      211,955
   *Dean Foods Co.........................................  20,168      369,276
   *Dole Food Co., Inc....................................   3,815       42,499
   *Dr. Pepper Snapple Group, Inc.........................  22,078      995,055
   *Elizabeth Arden, Inc..................................   2,600       99,866
    Energizer Holdings, Inc...............................   6,800      591,668
   *Estee Lauder Cos., Inc. Class A (The).................  23,100    1,407,483
   *Farmer Brothers Co....................................   1,300       17,472
    Flowers Foods, Inc....................................  13,603      365,649
    Fresh Del Monte Produce, Inc..........................   3,973      104,689

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
   *Fresh Market, Inc. (The)..............................   4,133 $   202,062
   *General Mills, Inc....................................  68,607   2,877,378
   *Green Mountain Coffee Roasters, Inc...................  13,162     599,266
   *H.J. Heinz Co.........................................  32,366   1,962,351
   *Hain Celestial Group, Inc. (The)......................   4,200     239,358
   *Harris Teeter Supermarkets, Inc.......................   5,100     211,599
   #Herbalife, Ltd........................................  10,600     384,992
   *Hershey Co. (The).....................................  16,122   1,280,893
   *Hillshire Brands Co...................................  13,670     423,497
   *Hormel Foods Corp.....................................  14,100     488,001
    Ingles Markets, Inc. Class A..........................   1,110      21,301
    Ingredion, Inc........................................   7,943     524,794
    Inter Parfums, Inc....................................   1,760      38,210
   *Inventure Foods, Inc..................................     529       3,772
   *J & J Snack Foods Corp................................   1,491     101,612
    J.M. Smucker Co. (The)................................  11,871   1,052,127
    John B. Sanfilippo & Son, Inc.........................   1,301      23,977
   *Kellogg Co............................................  26,695   1,561,658
   *Kimberly-Clark Corp...................................  42,125   3,770,609
    Kraft Foods Group, Inc................................  58,218   2,690,836
   *Kroger Co. (The)......................................  55,543   1,538,541
   *Lancaster Colony Corp.................................   2,100     150,066
    Lifeway Foods, Inc....................................     315       3,260
    Lorillard, Inc........................................  40,200   1,570,614
    McCormick & Co., Inc. Non-Voting......................  12,514     780,248
    McCormick & Co., Inc. Voting..........................     607      37,862
    Mead Johnson Nutrition Co.............................  20,972   1,593,872
   *Medifast, Inc.........................................   2,100      51,513
    MGP Ingredients, Inc..................................     233         869
    Molson Coors Brewing Co. Class B......................  13,905     628,228
    Mondelez International, Inc. Class A.................. 178,371   4,956,930
  #*Monster Beverage Corp.................................  15,848     759,119
    Nash Finch Co.........................................   1,300      27,001
    National Beverage Corp................................   1,044      14,418
   *Natural Alternatives International, Inc...............   1,000       5,210
    Nu Skin Enterprises, Inc. Class A.....................   6,221     263,522
    Nutraceutical International Corp......................   1,459      25,649
    Oil-Dri Corp. of America..............................     641      17,788
   *Omega Protein Corp....................................   2,100      14,511
   *Overhill Farms, Inc...................................   2,000       9,060
   *Pantry, Inc. (The)....................................   3,100      38,750
   *PepsiCo, Inc.......................................... 163,045  11,877,828
    Philip Morris International, Inc...................... 179,680  15,840,589
   *Pilgrim's Pride Corp..................................   6,483      54,781
   *Post Holdings, Inc....................................   3,247     123,354
   *Prestige Brands Holdings, Inc.........................   4,428      94,981
   #PriceSmart, Inc.......................................   2,200     169,422
    Procter & Gamble Co. (The)............................ 289,601  21,766,411
    Reliv' International, Inc.............................   1,707       2,151
   *Revlon, Inc. Class A..................................   1,909      30,067
  #*Reynolds American, Inc................................  34,400   1,512,912
    Rocky Mountain Chocolate Factory, Inc.................     950      11,580
   #Safeway, Inc..........................................  26,773     515,380
   *Sanderson Farms, Inc..................................   1,850      93,388
   *Seneca Foods Corp. Class A............................     500      15,005
   *Smithfield Foods, Inc.................................  14,600     340,326
    Snyders-Lance, Inc....................................   4,096     104,161
    Spartan Stores, Inc...................................   3,061      49,711
   *Spectrum Brands Holdings, Inc.........................   2,435     123,308
   #SUPERVALU, Inc........................................  20,097      78,579
   *Susser Holdings Corp..................................   1,600      66,976

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   *Sysco Corp............................................  62,531 $  1,986,610
   #Tootsie Roll Industries, Inc..........................   1,933       52,384
   *TreeHouse Foods, Inc..................................   3,230      170,964
    Tyson Foods, Inc. Class A.............................  31,488      696,515
   *United Natural Foods, Inc.............................   5,300      286,094
    United-Guardian, Inc..................................     600       13,326
    Universal Corp........................................   2,600      141,388
   *USANA Health Sciences, Inc............................     800       28,360
    Walgreen Co...........................................  99,778    3,987,129
   *Wal-Mart Stores, Inc.................................. 190,505   13,325,825
   *WD-40 Co..............................................   1,600       85,472
    Weis Markets, Inc.....................................   1,930       77,702
   *Whole Foods Market, Inc...............................  17,783    1,711,614
                                                                   ------------
Total Consumer Staples....................................          162,947,746
                                                                   ------------
Energy -- (10.7%)
    Adams Resources & Energy, Inc.........................     300       10,707
    Alon USA Energy, Inc..................................   1,957       38,396
   *Alpha Natural Resources, Inc..........................  23,317      206,589
    Anadarko Petroleum Corp...............................  52,885    4,231,858
    Apache Corp...........................................  39,536    3,311,535
   *Approach Resources, Inc...............................   2,871       76,340
   *Arch Coal, Inc........................................  18,846      134,184
   *Atwood Oceanics, Inc..................................   6,118      322,847
    Baker Hughes, Inc.....................................  42,388    1,895,591
  #*Basic Energy Services, Inc............................   2,300       29,739
    Berry Petroleum Co. Class A...........................   4,700      173,054
   *Bill Barrett Corp.....................................   5,020       80,169
    Bolt Technology Corp..................................   1,050       15,645
   *BPZ Resources, Inc....................................  10,000       31,500
    Bristow Group, Inc....................................   3,865      220,228
   *C&J Energy Services, Inc..............................   3,963       90,792
    Cabot Oil & Gas Corp..................................  22,100    1,166,438
   *Cal Dive International, Inc...........................   9,937       18,880
   *Callon Petroleum Co...................................   3,810       19,622
   *Cameron International Corp............................  26,059    1,649,795
   *CARBO Ceramics, Inc...................................   2,120      169,833
   *Carrizo Oil & Gas, Inc................................   3,600       77,328
   *Cheniere Energy, Inc..................................  20,136      427,487
    Chesapeake Energy Corp................................  68,738    1,387,133
    Chevron Corp.......................................... 208,495   24,008,199
    Cimarex Energy Co.....................................   8,717      556,668
   *Clayton Williams Energy, Inc..........................     500       19,925
   *Clean Energy Fuels Corp...............................   7,414       94,973
   *Cloud Peak Energy, Inc................................   5,872      102,819
   *Cobalt International Energy, Inc......................  18,526      448,514
   *Comstock Resources, Inc...............................   4,800       70,032
   *Concho Resources, Inc.................................  10,624      969,121
    ConocoPhillips........................................ 120,775    7,004,950
    CONSOL Energy, Inc....................................  24,000      752,160
   *Continental Resources, Inc............................   4,490      373,209
   *Core Laboratories NV..................................   5,125      654,155
   *Crimson Exploration, Inc..............................   3,820       11,689
    Crosstex Energy, Inc..................................   5,400       91,260
   *Dawson Geophysical Co.................................     600       16,032
    Delek US Holdings, Inc................................   1,300       44,161
   *Denbury Resources, Inc................................  39,570      737,189
    Devon Energy Corp.....................................  39,786    2,275,361
    DHT Holdings, Inc.....................................     331        1,509
    Diamond Offshore Drilling, Inc........................   7,128      535,242
   *Double Eagle Petroleum Co.............................     267        1,356

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (Continued)
   *Dresser-Rand Group, Inc................................   8,100 $   494,505
   *Dril-Quip, Inc.........................................   3,733     302,709
  #*Endeavour International Corp...........................   3,414      18,572
    Energen Corp...........................................   7,800     375,492
    Energy XXI (Bermuda), Ltd..............................   6,972     218,363
    EOG Resources, Inc.....................................  28,473   3,558,556
   *EPL Oil & Gas, Inc.....................................   3,224      78,859
    EQT Corp...............................................  15,799     938,619
   #EXCO Resources, Inc....................................  11,210      71,856
   *Exterran Holdings, Inc.................................   6,100     141,764
    Exxon Mobil Corp....................................... 487,955  43,901,311
   *FMC Technologies, Inc..................................  25,264   1,196,250
   *Forest Oil Corp........................................  11,189      77,875
   *FX Energy, Inc.........................................   1,388       5,538
   *Geospace Technologies Corp.............................   1,000      90,160
   *Global Geophysical Services, Inc.......................   2,881      11,005
   *Green Plains Renewable Energy, Inc.....................   2,214      17,291
    Gulf Island Fabrication, Inc...........................   1,100      25,542
    Gulfmark Offshore, Inc. Class A........................     400      13,904
   *Gulfport Energy Corp...................................   6,600     272,382
    Halliburton Co.........................................  98,123   3,991,644
   *Harvest Natural Resources, Inc.........................   3,600      33,408
  #*Heckmann Corp..........................................  25,119      96,457
   *Helix Energy Solutions Group, Inc......................  10,766     255,370
    Helmerich & Payne, Inc.................................  11,191     720,029
   *Hercules Offshore, Inc.................................  13,137      86,441
    Hess Corp..............................................  32,622   2,190,894
   *HKN, Inc...............................................      37       3,090
    HollyFrontier Corp.....................................  22,236   1,161,164
   *Hornbeck Offshore Services, Inc........................   2,893     106,491
   *ION Geophysical Corp...................................  11,840      80,512
  #*James River Coal Co....................................   3,690      11,107
   *Key Energy Services, Inc...............................   7,600      61,788
    Kinder Morgan, Inc.....................................  98,911   3,705,206
   *Kodiak Oil & Gas Corp..................................  28,088     258,410
   *Kosmos Energy, Ltd.....................................   2,055      25,441
   *Lufkin Industries, Inc.................................   3,600     208,476
   *Magnum Hunter Resources Corp...........................  14,301      57,776
    Marathon Oil Corp......................................  75,073   2,523,204
    Marathon Petroleum Corp................................  35,664   2,646,625
   *Matrix Service Co......................................   3,244      46,324
   *McDermott International, Inc...........................  24,310     295,853
   *McMoran Exploration Co.................................  10,415     164,661
   *Miller Energy Resources, Inc...........................     451       1,818
   *Mitcham Industries, Inc................................   1,264      18,732
    Murphy Oil Corp........................................  19,393   1,154,271
   *Nabors Industries, Ltd.................................  29,273     487,981
    National Oilwell Varco, Inc............................  45,185   3,350,016
   *Natural Gas Services Group, Inc........................   1,600      29,104
   *Newfield Exploration Co................................  12,210     360,195
   *Newpark Resources, Inc.................................   9,500      81,890
    Noble Corp.............................................  26,000   1,053,000
    Noble Energy, Inc......................................  18,929   2,040,357
   #Nordic American Tankers, Ltd...........................   2,265      19,570
  #*Northern Oil & Gas, Inc................................   5,685      94,030
   *Oasis Petroleum, Inc...................................   8,181     293,534
    Occidental Petroleum Corp..............................  82,703   7,300,194
   *Oceaneering International, Inc.........................  11,442     723,249
   *Oil States International, Inc..........................   5,700     442,206
 o#*Overseas Shipholding Group, Inc........................   2,700       2,700
    Panhandle Oil & Gas, Inc. Class A......................   1,000      28,590

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   *Parker Drilling Co....................................   9,114 $     51,221
    Patterson-UTI Energy, Inc.............................  15,402      313,277
   *PDC Energy, Inc.......................................   3,052      113,016
   *Peabody Energy Corp...................................  27,696      696,554
    Penn Virginia Corp....................................   3,900       16,731
   *PetroQuest Energy, Inc................................   5,600       28,784
   *PHI, Inc. Non-Voting..................................   1,795       59,397
    Phillips 66...........................................  63,127    3,823,602
   *Pioneer Energy Services Corp..........................   8,743       66,272
    Pioneer Natural Resources Co..........................  12,371    1,454,087
   *Plains Exploration & Production Co....................  13,161      628,438
   *PostRock Energy Corp..................................   1,042        1,678
    QEP Resources, Inc....................................  18,400      540,040
  #*Quicksilver Resources, Inc............................  10,100       27,674
    Range Resources Corp..................................  17,200    1,155,324
   *Rentech, Inc..........................................  22,910       70,334
   *Rex Energy Corp.......................................   4,000       52,520
   *RigNet, Inc...........................................     524       11,224
   *Rosetta Resources, Inc................................   5,710      302,744
   *Rowan Cos. P.L.C. Class A.............................  13,381      461,377
   #RPC, Inc..............................................   9,225      138,098
  #*SandRidge Energy, Inc.................................  35,872      253,974
    Schlumberger, Ltd..................................... 140,733   10,984,211
    SEACOR Holdings, Inc..................................   2,200      200,134
   *SemGroup Corp. Class A................................   3,377      145,751
    Ship Finance International, Ltd.......................   6,400      107,904
   *SM Energy Co..........................................   7,000      407,120
   *Southwestern Energy Co................................  37,015    1,269,614
    Spectra Energy Corp...................................  66,648    1,851,481
   *Stone Energy Corp.....................................   4,300       96,750
   *Superior Energy Services, Inc.........................  15,718      392,478
   *Swift Energy Co.......................................   1,930       29,085
   *Synergy Resources Corp................................   4,509       27,956
   *Targa Resources Corp..................................   3,276      197,739
    Teekay Corp...........................................   4,349      152,998
   *Tesco Corp............................................   2,270       27,444
    Tesoro Corp...........................................  14,426      702,402
   *TETRA Technologies, Inc...............................   8,150       69,275
    TGC Industries, Inc...................................   1,667       15,170
    Tidewater, Inc........................................   5,500      270,435
    Transocean, Ltd.......................................  38,307    2,172,390
   *Triangle Petroleum Corp...............................   3,876       24,380
   *Ultra Petroleum Corp..................................  16,209      295,328
   *Unit Corp.............................................   4,580      220,435
   *Uranium Energy Corp...................................   8,500       19,125
   *VAALCO Energy, Inc....................................   5,480       46,525
    Valero Energy Corp....................................  58,700    2,566,951
   *W&T Offshore, Inc.....................................   3,644       64,134
   *Warren Resources, Inc.................................   5,600       16,968
   *Weatherford International, Ltd........................  78,083    1,042,408
    Western Refining, Inc.................................   6,400      215,232
   *Westmoreland Coal Co..................................     837        8,403
   *Whiting Petroleum Corp................................  11,230      534,323
   *Willbros Group, Inc...................................   4,500       29,430
   *Williams Cos., Inc. (The).............................  66,834    2,342,532
    World Fuel Services Corp..............................   7,864      339,017
   *WPX Energy, Inc.......................................  13,555      203,732
   *Zion Oil & Gas, Inc...................................     163          139
                                                                   ------------
Total Energy..............................................          179,932,340
                                                                   ------------

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (13.7%)
    1st Source Corp......................................     1,990 $    44,974
    1st United Bancorp, Inc..............................     2,070      13,289
    ACE, Ltd.............................................    36,161   3,085,618
   *Affiliated Managers Group, Inc.......................     5,480     788,736
    Aflac, Inc...........................................    48,794   2,589,010
   *Alexander & Baldwin, Inc.............................     4,230     142,128
   *Allegheny Corp.......................................     1,169     421,530
    Allied World Assurance Co. Holdings AG...............     3,700     313,871
    Allstate Corp. (The).................................    51,057   2,241,402
    Alterra Capital Holdings, Ltd........................     6,900     210,243
   *Altisource Asset Management Corp.....................       240      30,180
   *Altisource Portfolio Solutions SA....................     2,400     210,888
   *Altisource Residential Corp. Class B.................       800      14,400
   *American Capital, Ltd................................    35,406     473,024
    American Equity Investment Life Holding Co...........     5,190      69,961
   *American Express Co..................................   106,790   6,280,320
    American Financial Group, Inc........................     6,976     296,899
   *American International Group, Inc....................   132,491   5,012,135
    American National Insurance Co.......................       664      51,267
   *American River Bankshares............................       882       6,447
   *American Safety Insurance Holdings, Ltd..............     1,000      19,980
    Ameriprise Financial, Inc............................    22,940   1,521,381
   *Ameris Bancorp.......................................     1,951      25,870
   *AMERISAFE, Inc.......................................     2,573      73,691
   *AmeriServ Financial, Inc.............................       100         298
   #AmTrust Financial Services, Inc......................     3,040     101,050
    Aon P.L.C............................................    31,029   1,791,614
   *Arch Capital Group, Ltd..............................    13,956     647,838
    Argo Group International Holdings, Ltd...............     3,580     129,202
    Arrow Financial Corp.................................       890      21,716
    Artio Global Investors, Inc..........................     2,673       5,266
    Aspen Insurance Holdings, Ltd........................     7,426     253,301
  #*Asset Acceptance Capital Corp........................     2,117      11,368
    Associated Banc-Corp.................................    17,760     253,435
    Assurant, Inc........................................     9,500     363,280
    Assured Guaranty, Ltd................................    18,300     331,779
    Asta Funding, Inc....................................       400       3,788
    Astoria Financial Corp...............................     7,820      76,167
   *Atlantic Coast Financial Corp........................       137         478
  #*Atlanticus Holdings Corp.............................     1,196       3,839
   *AV Homes, Inc........................................     1,000      14,890
    Axis Capital Holdings, Ltd...........................    12,640     483,733
    Baldwin & Lyons, Inc. Class B........................       562      13,881
    Bancfirst Corp.......................................       700      28,630
   *Bancorp, Inc. (The)..................................     2,299      27,082
    BancorpSouth, Inc....................................     9,405     136,373
   *BancTrust Financial Group, Inc.......................     2,903       8,274
    Bank Mutual Corp.....................................     6,120      31,396
    Bank of America Corp................................. 1,135,157  12,849,977
  #*Bank of Hawaii Corp..................................     5,000     240,450
    Bank of New York Mellon Corp. (The)..................   123,982   3,367,351
   *Bank of the Ozarks, Inc..............................     3,800     138,016
    BankFinancial Corp...................................     2,730      20,612
    BankUnited, Inc......................................     3,627      97,566
    Banner Corp..........................................     1,804      54,481
    BB&T Corp............................................    74,382   2,252,287
    BBCN Bancorp, Inc....................................     6,513      78,742
   *Beneficial Mutual Bancorp, Inc.......................     3,852      36,055
   *Berkshire Hathaway, Inc. Class B.....................   183,795  17,815,249
    Berkshire Hills Bancorp, Inc.........................     2,505      60,621
    BGC Partners, Inc. Class A...........................     5,198      20,740

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    BlackRock, Inc.........................................  13,497 $ 3,189,071
   *BofI Holding, Inc......................................     900      28,764
    BOK Financial Corp.....................................   2,503     140,293
    Boston Private Financial Holdings, Inc.................   6,785      62,761
    Brookline Bancorp, Inc.................................   6,047      53,274
    Brown & Brown, Inc.....................................  13,100     358,154
    Bryn Mawr Bank Corp....................................   1,149      26,588
    Calamos Asset Management, Inc. Class A.................   1,676      17,464
    Camden National Corp...................................     600      20,250
   *Capital Bank Financial Corp. Class A...................      96       1,485
  #*Capital City Bank Group, Inc...........................   1,069      11,973
    Capital One Financial Corp.............................  61,837   3,482,660
    Capital Southwest Corp.................................     344      37,100
    CapitalSource, Inc.....................................  24,476     198,500
    Capitol Federal Financial, Inc.........................  16,210     190,468
    Cardinal Financial Corp................................   2,805      45,834
    Cash America International, Inc........................     635      30,423
    Cathay General Bancorp.................................   6,638     128,844
    CBOE Holdings, Inc.....................................   9,190     311,357
   *CBRE Group, Inc. Class A...............................  32,200     694,876
    Center Bancorp, Inc....................................   1,915      22,942
    Centerstate Banks, Inc.................................   1,550      13,718
   *Central Pacific Financial Corp.........................     678      10,923
    Charles Schwab Corp. (The)............................. 109,728   1,813,804
    Chemical Financial Corp................................   3,399      82,630
    Chubb Corp. (The)......................................  27,700   2,224,587
    Cincinnati Financial Corp..............................  16,109     683,666
   *CIT Group, Inc.........................................  19,881     841,960
    Citigroup, Inc......................................... 311,850  13,147,596
   *Citizens Community Bancorp, Inc........................     600       3,798
   *Citizens, Inc..........................................   4,015      40,190
   #City Holding Co........................................   1,057      39,944
    City National Corp.....................................   4,881     258,498
    Clifton Savings Bancorp, Inc...........................   1,031      12,001
    CME Group, Inc.........................................  33,700   1,949,208
    CNA Financial Corp.....................................  17,536     546,246
    CNB Financial Corp.....................................     280       4,757
    CNO Financial Group, Inc...............................  21,200     217,724
    CoBiz Financial, Inc...................................   3,100      25,296
   #Cohen & Steers, Inc....................................   2,055      67,589
    Columbia Banking System, Inc...........................   3,656      73,851
    Comerica, Inc..........................................  19,455     668,474
    Commerce Bancshares, Inc...............................   8,340     313,167
    Community Bank System, Inc.............................   3,581     101,700
    Community Trust Bancorp, Inc...........................   1,590      53,599
    Consolidated-Tokoma Land Co............................     681      24,509
   *Consumer Portfolio Services, Inc.......................   1,009       6,942
   *Cowen Group, Inc. Class A..............................   4,050      10,773
    Crawford & Co. Class A.................................   3,717      18,734
    Crawford & Co. Class B.................................   1,800      13,086
   *Credit Acceptance Corp.................................     444      44,209
    Cullen/Frost Bankers, Inc..............................   5,745     338,323
    CVB Financial Corp.....................................   8,560      94,160
   *DFC Global Corp........................................   3,924      75,576
   *Diamond Hill Investment Group, Inc.....................     293      21,196
    Dime Community Bancshares, Inc.........................   2,400      33,144
    Discover Financial Services............................  55,700   2,138,323
    Donegal Group, Inc. Class A............................   1,374      18,068
    Duff & Phelps Corp. Class A............................   4,800      76,272
   *E*Trade Financial Corp.................................  29,290     310,767
    East West Bancorp, Inc.................................  14,946     350,484

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
    Eastern Insurance Holdings, Inc..........................     64 $    1,175
   *Eaton Vance Corp......................................... 12,100    438,020
   *eHealth, Inc.............................................  2,800     68,236
    EMC Insurance Group, Inc.................................    866     21,615
    Employers Holdings, Inc..................................  3,900     83,109
   *Encore Capital Group, Inc................................  2,009     60,451
    Endurance Specialty Holdings, Ltd........................  3,900    167,388
   *Enstar Group, Ltd........................................    900    110,754
    Enterprise Financial Services Corp.......................  1,766     23,682
    Epoch Holding Corp.......................................  2,148     60,144
    Erie Indemnity Co. Class A...............................  3,100    221,154
    ESSA Bancorp, Inc........................................  1,856     20,435
   *Evercore Partners, Inc. Class A..........................  1,100     42,152
    Everest Re Group, Ltd....................................  5,600    648,536
   *Ezcorp, Inc. Class A.....................................  4,723    104,851
    FBL Financial Group, Inc. Class A........................  2,100     73,353
    Federal Agricultural Mortgage Corp. Class C..............  1,380     47,348
  #*Federated Investors, Inc. Class B........................ 10,362    245,165
    Fidelity National Financial, Inc. Class A................ 22,699    569,745
   *Fidelity Southern Corp...................................  1,129     12,636
    Fifth Third Bancorp...................................... 92,500  1,506,825
    Financial Institutions, Inc..............................    807     16,213
   *First Acceptance Corp....................................    181        224
    First American Financial Corp............................ 10,579    252,732
   *First BanCorp............................................  8,881     45,560
    First Bancorp............................................  1,500     19,050
    First Busey Corp.........................................  7,017     31,857
   *First California Financial Group, Inc....................     10         80
   *First Cash Financial Services, Inc.......................  2,800    149,268
    First Citizens BancShares, Inc. Class A..................    100     17,436
    First Commonwealth Financial Corp........................  9,645     68,190
    First Community Bancshares, Inc..........................  1,700     27,115
    First Defiance Financial Corp............................  1,538     31,498
    First Financial Bancorp..................................  5,512     84,278
   #First Financial Bankshares, Inc..........................  3,585    147,200
    First Financial Corp.....................................  1,100     33,187
    First Financial Holdings, Inc............................  1,825     27,649
   *First Financial Northwest, Inc...........................  2,411     19,553
    First Horizon National Corp.............................. 26,242    267,931
    First Interstate BancSystem, Inc.........................    594     10,235
    First Merchants Corp.....................................  2,605     39,205
    First Midwest Bancorp, Inc...............................  6,900     87,423
    First Niagara Financial Group, Inc....................... 36,817    288,645
    First Pactrust Bancorp, Inc..............................    451      5,304
    First Republic Bank......................................  8,380    299,082
   *First South Bancorp, Inc.................................  1,685     10,177
   #FirstMerit Corp..........................................  9,666    147,213
   *Flagstar Bancorp, Inc....................................  1,679     26,411
    Flushing Financial Corp..................................  2,863     45,350
    FNB Corp................................................. 12,609    146,138
   *Forest City Enterprises, Inc. Class A.................... 13,376    226,188
   *Forest City Enterprises, Inc. Class B....................  3,286     55,747
   *Forestar Group, Inc......................................  3,001     57,109
    Fox Chase Bancorp, Inc...................................    800     13,768
   *Franklin Resources, Inc.................................. 15,500  2,121,640
    Fulton Financial Corp.................................... 20,459    222,799
    FXCM, Inc. Class A.......................................  2,007     24,064
    Gallagher (Arthur J.) & Co............................... 13,125    484,969
   *GAMCO Investors, Inc. Class A............................    267     15,045
   *Genworth Financial, Inc. Class A......................... 49,956    458,097
    German American Bancorp, Inc.............................  1,398     31,217

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    GFI Group, Inc........................................   8,500 $    28,900
    Glacier Bancorp, Inc..................................   6,536     101,831
   *Gleacher & Co., Inc...................................   1,004         773
   *Global Indemnity P.L.C................................   1,204      25,416
    Goldman Sachs Group, Inc. (The).......................  47,842   7,073,918
    Great Southern Bancorp, Inc...........................   1,100      27,346
  #*Green Dot Corp. Class A...............................   2,200      29,480
   *Greenhill & Co., Inc..................................   2,900     170,810
   *Greenlight Capital Re, Ltd. Class A...................   2,682      64,502
   *Guaranty Bancorp......................................   1,599       3,326
   *Hallmark Financial Services, Inc......................   1,034       9,254
    Hampden Bancorp, Inc..................................     504       8,351
    Hancock Holding Co....................................   8,126     245,568
   *Hanmi Financial Corp..................................   2,835      46,636
    Hanover Insurance Group, Inc. (The)...................   4,156     172,723
   *Harris & Harris Group, Inc............................   3,600      13,644
    Hartford Financial Services Group, Inc................  43,724   1,084,355
    HCC Insurance Holdings, Inc...........................  11,125     430,315
    Heartland Financial USA, Inc..........................   1,732      41,031
   *Heritage Commerce Corp................................   2,541      16,542
    Heritage Financial Corp...............................     905      12,788
    Heritage Financial Group, Inc.........................   1,473      20,637
   *HFF, Inc. Class A.....................................   3,557      62,034
   *Hilltop Holdings, Inc.................................   7,200      94,608
   *Home BancShares, Inc..................................   2,952     102,493
    Home Federal Bancorp, Inc.............................   2,521      32,420
    Homeowners Choice, Inc................................     804      18,170
    HopFed Bancorp, Inc...................................     208       1,932
    Horace Mann Educators Corp............................   3,472      75,481
   *Howard Hughes Corp. (The).............................   2,961     213,192
    Hudson City Bancorp, Inc..............................  50,766     434,049
    Hudson Valley Holding Corp............................   1,023      15,652
    Huntington Bancshares, Inc............................  90,200     627,792
    IBERIABANK Corp.......................................   2,725     140,310
   *ICG Group, Inc........................................   3,900      46,800
    Independence Holding Co...............................   2,640      26,110
    Independent Bank Corp.................................   2,038      63,158
    Infinity Property & Casualty Corp.....................     800      47,576
    Interactive Brokers Group, Inc. Class A...............   4,380      62,634
   *IntercontinentalExchange, Inc.........................   7,476   1,037,295
    International Bancshares Corp.........................   6,326     123,673
   *Intervest Bancshares Corp. Class A....................     254       1,168
   *INTL. FCStone, Inc....................................   1,015      17,783
    Invesco, Ltd..........................................  45,668   1,244,453
   *Investment Technology Group, Inc......................   3,824      38,699
   *Investors Bancorp, Inc................................   6,883     121,485
   #Janus Capital Group, Inc..............................  17,800     165,540
    Jefferies Group, Inc..................................  12,777     254,646
    JMP Group, Inc........................................   2,391      15,781
    Jones Lang LaSalle, Inc...............................   4,700     433,058
    JPMorgan Chase & Co................................... 404,255  19,020,198
    KBW, Inc..............................................   3,585      56,894
    Kearny Financial Corp.................................   2,846      28,745
    Kemper Corp...........................................   4,800     159,888
    Kennedy-Wilson Holdings, Inc..........................   2,121      31,794
    KeyCorp...............................................  99,458     934,905
   *Knight Capital Group, Inc. Class A....................   9,475      35,247
    Lakeland Bancorp, Inc.................................   2,837      27,661
    Lakeland Financial Corp...............................   1,700      41,548
    Lazard, Ltd. Class A..................................  10,595     367,117
    Legg Mason, Inc.......................................  13,474     372,556

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
    Leucadia National Corp..................................  20,246 $  515,261
    Life Partners Holdings, Inc.............................   1,000      2,720
    Lincoln National Corp...................................  28,868    836,595
    LNB Bancorp, Inc........................................     634      4,660
    Loews Corp..............................................  33,655  1,459,617
   *Louisiana Bancorp, Inc..................................     200      3,452
    LPL Financial Holdings, Inc.............................   5,021    167,199
    M&T Bank Corp...........................................  12,077  1,240,187
  #*Macatawa Bank Corp......................................     886      4,120
    Maiden Holdings, Ltd....................................   4,691     47,707
    MainSource Financial Group, Inc.........................   1,600     22,080
   *Markel Corp.............................................     893    425,184
   *MarketAxess Holdings, Inc...............................   3,416    129,159
    Marlin Business Services Corp...........................   1,200     26,400
    Marsh & McLennan Cos., Inc..............................  57,965  2,056,598
    MB Financial, Inc.......................................   4,600    102,902
   *MBIA, Inc...............................................  14,600    125,706
    MCG Capital Corp........................................   6,400     29,504
    Meadowbrook Insurance Group, Inc........................   3,491     21,889
    Medallion Financial Corp................................   1,715     21,935
    Mercantile Bank Corp....................................     285      4,702
    Merchants Bancshares, Inc...............................     694     19,654
    Mercury General Corp....................................   3,136    124,186
   *Meridian Interstate Bancorp, Inc........................   1,744     30,485
    MetLife, Inc............................................  92,720  3,462,165
   *Metro Bancorp, Inc......................................   1,694     26,613
   *MGIC Investment Corp....................................  15,500     43,090
    MidSouth Bancorp, Inc...................................     900     13,554
    Montpelier Re Holdings, Ltd.............................   5,500    134,090
   *Moody's Corp............................................  21,307  1,168,050
    Morgan Stanley.......................................... 157,226  3,592,614
   *MSCI, Inc...............................................  12,394    418,174
    NASDAQ OMX Group, Inc. (The)............................  12,931    366,206
   *National Financial Partners Corp........................   3,789     66,724
    National Interstate Corp................................     588     17,934
    National Penn Bancshares, Inc...........................  12,482    121,700
   *Navigators Group, Inc. (The)............................   1,805     97,885
    NBT Bancorp, Inc........................................   3,984     82,628
    Nelnet, Inc. Class A....................................   3,140     95,550
   *Netspend Holdings, Inc..................................   3,758     40,737
   #New York Community Bancorp, Inc.........................  45,172    603,046
   *NewStar Financial, Inc..................................   3,834     54,673
    Northeast Community Bancorp, Inc........................   1,626      9,008
    Northern Trust Corp.....................................  22,514  1,158,796
  #*Northfield Bancorp, Inc.................................   3,364     37,645
    Northrim Bancorp, Inc...................................     600     13,068
    Northwest Bancshares, Inc...............................  10,509    128,210
    NYSE Euronext...........................................  24,598    850,353
    OceanFirst Financial Corp...............................   1,629     23,116
   *Ocwen Financial Corp....................................  10,187    396,987
    Old National Bancorp....................................   9,703    129,632
    Old Republic International Corp.........................  25,886    295,100
   *OmniAmerican Bancorp, Inc...............................   1,407     34,908
    OneBeacon Insurance Group, Ltd. Class A.................   3,161     43,179
    Oppenheimer Holdings, Inc. Class A......................     765     13,013
    Oriental Financial Group, Inc...........................   3,500     50,295
    Oritani Financial Corp..................................   6,231     94,337
    Pacific Continental Corp................................   1,300     14,287
   *Pacific Mercantile Bancorp..............................   1,425      8,265
    PacWest Bancorp.........................................   2,792     76,724
   #Park National Corp......................................   1,100     71,995

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Financials -- (Continued)
   *Park Sterling Corp......................................   1,320 $    7,498
    PartnerRe, Ltd..........................................   6,420    562,970
   *Patriot National Bancorp................................     200        324
    Peapack-Gladstone Financial Corp........................   1,228     18,039
    Peoples Bancorp, Inc....................................   1,197     25,975
    People's United Financial, Inc..........................  35,258    434,026
  #*PHH Corp................................................   5,033    110,122
   *Phoenix Cos, Inc. (The).................................     418     11,361
   *PICO Holdings, Inc......................................   1,800     37,854
   *Pinnacle Financial Partners, Inc........................   3,063     65,763
   *Piper Jaffray Cos.......................................   1,704     65,996
    Platinum Underwriters Holdings, Ltd.....................   4,187    204,033
    PNC Financial Services Group, Inc.......................  54,934  3,394,921
   *Popular, Inc............................................  10,217    274,224
  #*Portfolio Recovery Associates, Inc......................   1,900    203,205
   *Preferred Bank..........................................     453      6,809
    Primerica, Inc..........................................   4,556    149,801
    Principal Financial Group, Inc..........................  30,768    954,116
    PrivateBancorp, Inc.....................................   6,123    105,132
    ProAssurance Corp.......................................   6,800    306,272
    Progressive Corp. (The).................................  58,720  1,320,613
    Prosperity Bancshares, Inc..............................   5,600    252,616
    Protective Life Corp....................................   8,300    262,612
    Provident Financial Services, Inc.......................   5,262     78,035
    Provident New York Bancorp..............................   3,935     35,140
    Prudential Financial, Inc...............................  49,098  2,841,792
    Pulaski Financial Corp..................................     342      3,314
    Pzena Investment Management, Inc. Class A...............     566      3,300
    QC Holdings, Inc........................................   1,034      3,443
    Radian Group, Inc.......................................   9,498     61,072
    Raymond James Financial, Inc............................  11,729    523,465
    Regions Financial Corp.................................. 147,472  1,147,332
    Reinsurance Group of America, Inc.......................   7,190    412,634
    RenaissanceRe Holdings, Ltd.............................   4,900    419,636
    Renasant Corp...........................................   2,122     41,273
    Republic Bancorp, Inc. Class A..........................     805     18,088
   *Republic First Bancorp, Inc.............................     500      1,245
    Resource America, Inc. Class A..........................   2,228     17,267
   *Riverview Bancorp, Inc..................................   1,205      2,711
    RLI Corp................................................   1,800    124,218
    Rockville Financial, Inc................................   2,135     27,499
    Roma Financial Corp.....................................     710     10,707
    Ryman Hospitality Properties............................   3,258    130,222
    S&T Bancorp, Inc........................................   2,523     46,524
    S.Y. Bancorp, Inc.......................................   1,733     39,183
   *Safeguard Scientifics, Inc..............................   1,767     27,282
    Safety Insurance Group, Inc.............................   1,800     86,418
    Sandy Spring Bancorp, Inc...............................   1,969     39,085
    SCBT Financial Corp.....................................   1,322     55,656
    SeaBright Holdings, Inc.................................   2,360     26,172
    SEI Investments Co......................................  15,303    412,569
    Selective Insurance Group, Inc..........................   5,100    104,601
    SI Financial Group, Inc.................................   1,347     15,679
    Sierra Bancorp..........................................     240      2,990
  #*Signature Bank..........................................   4,830    357,082
    Simmons First National Corp. Class A....................   1,469     37,504
    Simplicity Bancorp, Inc.................................     784     11,305
    SLM Corp................................................  53,247    899,342
    Somerset Hills Bancorp..................................     992     11,348
   #Southside Bancshares, Inc...............................   2,077     43,906
   *Southwest Bancorp, Inc..................................   1,600     20,496

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *St. Joe Co. (The)......................................   7,516 $   176,626
    StanCorp Financial Group, Inc..........................   4,400     171,116
    State Auto Financial Corp..............................   1,800      27,396
    State Street Corp......................................  49,806   2,771,704
    StellarOne Corp........................................   2,851      42,622
    Sterling Bancorp.......................................   2,599      24,924
    Stewart Information Services Corp......................   1,575      41,832
   *Stifel Financial Corp..................................   5,161     190,183
   *Suffolk Bancorp........................................     900      12,447
   *Sun Bancorp, Inc.......................................   2,137       7,394
    SunTrust Banks, Inc....................................  57,012   1,617,430
    Susquehanna Bancshares, Inc............................  17,778     203,022
   *SVB Financial Group....................................   4,709     312,536
   *SWS Group, Inc.........................................   1,770      11,664
    Symetra Financial Corp.................................   7,540     105,183
    Synovus Financial Corp.................................  77,611     200,236
   *T. Rowe Price Group, Inc...............................  27,140   1,939,153
   *Taylor Capital Group, Inc..............................     851      14,765
    TCF Financial Corp.....................................  16,486     225,199
    TD Ameritrade Holding Corp.............................  23,898     463,382
   *Tejon Ranch Co.........................................   1,649      50,393
    Territorial Bancorp, Inc...............................     840      19,244
   *Texas Capital Bancshares, Inc..........................   4,203     174,004
   *TFS Financial Corp.....................................  11,114     113,696
    Thomas Properties Group, Inc...........................   5,157      26,559
    Tompkins Financial Corp................................     868      35,510
    Torchmark Corp.........................................   9,900     551,529
    Tower Group, Inc.......................................   4,921      94,975
    TowneBank..............................................   2,502      37,955
    Travelers Cos., Inc. (The).............................  40,502   3,177,787
    Tree.com, Inc..........................................     721      12,603
    TriCo Bancshares.......................................   1,628      26,829
    TrustCo Bank Corp......................................   7,300      38,617
    Trustmark Corp.........................................   6,949     160,730
    U.S. Bancorp........................................... 195,550   6,472,705
    UMB Financial Corp.....................................   2,467     109,214
    Umpqua Holdings Corp...................................   9,973     126,059
    Union First Market Bankshares Corp.....................   2,179      38,089
   #United Bankshares, Inc.................................   4,763     121,409
   *United Community Banks, Inc............................   2,140      22,449
   *United Community Financial Corp........................     563       1,740
    United Financial Bancorp, Inc..........................   2,501      37,440
    United Fire Group, Inc.................................   2,765      64,120
   *United Security Bancshares.............................   1,591       5,902
    Universal Insurance Holdings, Inc......................   2,136       9,697
    Univest Corp. of Pennsylvania..........................   1,893      31,954
    Unum Group.............................................  29,554     688,904
    Validus Holdings, Ltd..................................   8,464     308,174
    Valley National Bancorp................................  19,685     192,716
    ViewPoint Financial Group, Inc.........................   2,897      61,272
   *Virginia Commerce Bancorp, Inc.........................   2,610      34,295
   *Virtus Investment Partners, Inc........................     450      67,054
   *Waddell & Reed Financial, Inc..........................   8,708     345,708
   *Walker & Dunlop, Inc...................................   1,159      24,895
    Washington Banking Co..................................   1,539      21,685
    Washington Federal, Inc................................   9,784     172,101
    Washington Trust Bancorp, Inc..........................   1,700      44,812
   *Waterstone Financial, Inc..............................   1,611      12,050
    Webster Financial Corp.................................   7,315     162,759
    Wells Fargo & Co....................................... 530,763  18,486,475
    WesBanco, Inc..........................................   2,465      57,163

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
    West Bancorporation, Inc..............................   2,033 $     22,505
    West Coast Bancorp....................................   1,740       41,273
  #*Westamerica Bancorporation............................   3,200      142,144
   *Western Alliance Bancorp..............................   7,287       89,630
    Westfield Financial, Inc..............................   4,099       30,906
    Westwood Holdings Group, Inc..........................     700       29,428
    Willis Group Holdings P.L.C...........................  17,013      607,534
   *Wilshire Bancorp, Inc.................................   4,078       25,039
    Wintrust Financial Corp...............................   3,300      122,331
   *World Acceptance Corp.................................   1,500      116,325
    WR Berkley Corp.......................................  12,332      507,708
    WSFS Financial Corp...................................     285       12,959
    XL Group P.L.C........................................  31,713      879,084
   *Yadkin Valley Financial Corp..........................     471        1,583
    Zions Bancorporation..................................  18,945      441,797
   *ZipRealty, Inc........................................   2,357        8,155
                                                                   ------------
Total Financials..........................................          230,403,511
                                                                   ------------
Health Care -- (12.0%)
    Abaxis, Inc...........................................   1,236       47,858
   *Abbott Laboratories................................... 167,626    5,679,169
   *AbbVie, Inc........................................... 167,626    6,150,198
   *ABIOMED, Inc..........................................     892       12,443
   *Accuray, Inc..........................................   4,567       23,337
   *Acorda Therapeutics, Inc..............................   4,300      124,184
   *Actavis, Inc..........................................  13,799    1,192,096
    Aetna, Inc............................................  34,510    1,664,417
   *Affymax, Inc..........................................   2,611       49,113
   *Affymetrix, Inc.......................................   4,065       15,406
    Agilent Technologies, Inc.............................  32,500    1,455,350
   *Air Methods Corp......................................   3,900      170,508
   *Albany Molecular Research, Inc........................   3,400       20,298
   *Alere, Inc............................................   8,565      182,092
   *Alexion Pharmaceuticals, Inc..........................  19,881    1,868,615
  #*Align Technology, Inc.................................   6,410      201,018
   *Alkermes P.L.C........................................  13,309      306,772
   *Allergan, Inc.........................................  32,725    3,436,452
   *Alliance HealthCare Services, Inc.....................   1,000        6,500
   *Allscripts Healthcare Solutions, Inc..................  18,960      210,077
    Almost Family, Inc....................................     812       16,256
   *Alnylam Pharmaceuticals, Inc..........................   3,514       84,793
   *Alphatec Holdings, Inc................................   7,600       13,148
   *AMAG Pharmaceuticals, Inc.............................   2,000       31,900
   *Amedisys, Inc.........................................   3,037       33,771
   *AmerisourceBergen Corp................................  26,780    1,215,009
    Amgen, Inc............................................  81,571    6,971,058
   *AMN Healthcare Services, Inc..........................   6,328       76,885
   *Amsurg Corp...........................................   3,550      110,796
    Analogic Corp.........................................   1,300       99,047
   *AngioDynamics, Inc....................................   1,880       22,936
   *Anika Therapeutics, Inc...............................   1,888       20,051
  #*Arena Pharmaceuticals, Inc............................  21,670      182,895
   *Ariad Pharmaceuticals, Inc............................  18,162      361,061
   *ArthroCare Corp.......................................   2,848      103,753
    Assisted Living Concepts, Inc. Class A................   1,830       17,971
   *Astex Pharmaceuticals, Inc............................   6,094       20,415
  #*athenahealth, Inc.....................................   3,598      311,119
   *AtriCure, Inc.........................................     900        7,254
   *AVEO Pharmaceuticals, Inc.............................   1,934       15,298
   *Bard (C.R.), Inc......................................   8,600      877,802
   *Baxter International, Inc.............................  58,565    3,973,050

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
   *Becton Dickinson & Co.................................  21,000 $1,764,840
   *BioClinica, Inc.......................................   2,062     14,867
   *Biogen Idec, Inc......................................  23,160  3,614,813
   *BioMarin Pharmaceutical, Inc..........................  13,120    720,157
   *BioMimetic Therapeutics, Inc..........................     495      4,198
   *Bio-Rad Laboratories, Inc. Class A....................   2,013    229,059
   *Bio-Reference Labs, Inc...............................   2,873     79,783
   *BioScrip, Inc.........................................   3,926     44,089
   *Biota Pharmaceuticals, Inc............................     488      1,928
   *Boston Scientific Corp................................ 159,048  1,188,089
   *Bristol-Myers Squibb Co............................... 175,055  6,326,488
   *Brookdale Senior Living, Inc..........................  10,600    286,306
   *Bruker Corp...........................................  10,040    169,375
   *Cambrex Corp..........................................   3,827     44,967
   *Cantel Medical Corp...................................   2,166     68,034
   *Capital Senior Living Corp............................   3,849     81,714
    Cardinal Health, Inc..................................  35,293  1,546,186
   *CareFusion Corp.......................................  23,317    723,760
   *Celgene Corp..........................................  44,783  4,431,726
   *Celldex Therapeutics, Inc.............................   4,986     37,196
   *Centene Corp..........................................   5,600    241,696
   *Cepheid, Inc..........................................   6,896    249,773
   *Cerner Corp...........................................  15,000  1,238,250
   *Charles River Laboratories International, Inc.........   5,400    223,128
   *Chemed Corp...........................................   2,300    173,765
    Cigna Corp............................................  30,209  1,762,393
   *Codexis, Inc..........................................   1,220      2,891
    Community Health Systems, Inc.........................   9,600    367,968
   *Computer Programs & Systems, Inc......................   1,145     60,238
   *Conceptus, Inc........................................   3,600     74,376
    CONMED Corp...........................................   2,535     74,453
   #Cooper Cos., Inc. (The)...............................   5,265    533,608
   *Corvel Corp...........................................     900     41,220
   *Covance, Inc..........................................   5,900    393,589
    Coventry Health Care, Inc.............................  15,100    692,033
    Covidien P.L.C........................................  49,700  3,098,298
   *Cross Country Healthcare, Inc.........................   1,700      9,605
    CryoLife, Inc.........................................   3,061     19,652
   *Cubist Pharmaceuticals, Inc...........................   7,273    313,030
   *Cumberland Pharmaceuticals, Inc.......................   2,792     11,726
   *Cutera, Inc...........................................   1,850     20,350
   *Cyberonics, Inc.......................................   2,900    125,744
   *Cynosure, Inc. Class A................................   1,600     42,720
   *DaVita HealthCare Partners, Inc.......................   9,670  1,116,015
    DENTSPLY International, Inc...........................  14,618    610,448
   *Depomed, Inc..........................................   5,000     35,050
  o*Dynacq Healthcare, Inc................................     300          1
   *DynaVox, Inc. Class A.................................     363        120
   *Edwards Lifesciences Corp.............................  11,906  1,070,707
   *Eli Lilly & Co........................................ 111,075  5,963,617
   *Emergent Biosolutions, Inc............................   2,866     45,999
   *Emeritus Corp.........................................   2,705     73,251
   *Endo Health Solutions, Inc............................  12,031    380,901
   *Endocyte, Inc.........................................     878      8,806
   *Ensign Group, Inc. (The)..............................   1,831     52,293
  o*Enzo Biochem, Inc.....................................   3,718     10,745
    Enzon Pharmaceuticals, Inc............................   3,492     17,285
   *Epocrates, Inc........................................     875     10,220
   *Exactech, Inc.........................................   1,400     26,866
   *ExamWorks Group, Inc..................................     890     12,878
   *Express Scripts Holding Co............................  80,032  4,275,309

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Five Star Quality Care, Inc...........................   4,366 $    24,712
   *Forest Laboratories, Inc..............................  27,507     998,504
   *Furiex Pharmaceuticals, Inc...........................     833      26,781
   *Genomic Health, Inc...................................     430      12,062
   *Gentiva Health Services, Inc..........................   3,177      31,484
   *Gilead Sciences, Inc.................................. 161,552   6,373,226
   *Greatbatch, Inc.......................................   2,450      65,023
   *GTx, Inc..............................................   1,250       6,250
   *Haemonetics Corp......................................   5,600     234,864
   *Hanger, Inc...........................................   3,139      90,183
   *Harvard Bioscience, Inc...............................   4,139      20,571
    HCA Holdings, Inc.....................................  19,163     721,487
   *Health Management Associates, Inc. Class A............  27,224     284,219
   *Health Net, Inc.......................................   8,691     236,395
   *HealthSouth Corp......................................  10,319     246,211
   *HealthStream, Inc.....................................   2,809      69,607
   *Healthways, Inc.......................................   3,100      32,612
   *Henry Schein, Inc.....................................   9,246     798,300
   *Hill-Rom Holdings, Inc................................   6,500     215,670
   *Hi-Tech Pharmacal Co., Inc............................     841      30,781
   *HMS Holdings Corp.....................................   3,450      94,047
   *Hologic, Inc..........................................  25,846     616,169
   *Hospira, Inc..........................................  17,344     591,777
    Humana, Inc...........................................  17,105   1,271,928
   *ICU Medical, Inc......................................   1,350      81,608
   *Idera Pharmaceuticals, Inc............................   3,093       2,227
   *IDEXX Laboratories, Inc...............................   5,800     552,218
   *Illumina, Inc.........................................  13,014     658,899
   *Immunomedics, Inc.....................................   7,400      21,386
   *Impax Laboratories, Inc...............................   6,540     131,846
   *Incyte Corp...........................................  11,886     218,465
   *Infinity Pharmaceuticals, Inc.........................   2,446      84,265
   *Integra LifeSciences Holdings Corp....................   2,600     109,590
   *Intuitive Surgical, Inc...............................   4,038   2,319,346
    Invacare Corp.........................................   3,000      47,190
   *IPC The Hospitalist Co................................   1,600      68,224
   *Jazz Pharmaceuticals P.L.C............................   3,720     209,771
   *Johnson & Johnson..................................... 294,809  21,792,281
   *Kindred Healthcare, Inc...............................   5,377      57,964
   *Laboratory Corp. of America Holdings..................  10,100     903,950
    Landauer, Inc.........................................     917      57,762
   *Lannet Co., Inc.......................................   1,787      10,686
   *LCA-Vision, Inc.......................................   2,557       8,387
    LeMaitre Vascular, Inc................................   2,283      14,497
   *LHC Group, Inc........................................   1,463      31,250
   *Life Technologies Corp................................  18,352   1,187,191
   *LifePoint Hospitals, Inc..............................   4,944     216,102
   *Luminex Corp..........................................   3,762      69,146
   *Magellan Health Services, Inc.........................   2,400     123,120
   *Masimo Corp...........................................   5,278     107,143
    Maxygen, Inc..........................................   3,792       9,290
   *McKesson Corp.........................................  24,842   2,614,124
   *MedAssets, Inc........................................   4,800      93,840
  o*MedCath Corp..........................................   1,565       2,144
   *Medical Action Industries, Inc........................   1,834       8,455
   *Medicines Co. (The)...................................   5,490     164,041
  #*MediciNova, Inc.......................................     500         915
   *Medidata Solutions, Inc...............................   2,074      97,042
   *Medivation, Inc.......................................   7,456     405,308
   *MEDNAX, Inc...........................................   5,264     450,388
   *Medtronic, Inc........................................ 108,110   5,037,926

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
    Merck & Co., Inc...................................... 322,062 $13,929,182
   *Merge Healthcare, Inc.................................   5,471      14,717
   *Merit Medical Systems, Inc............................   4,472      62,027
   *Mettler Toledo International, Inc.....................   3,200     680,096
   *Molina Healthcare, Inc................................   3,211      92,188
   *Momenta Pharmaceuticals, Inc..........................   4,800      60,528
  #*MWI Veterinary Supply, Inc............................   1,239     139,152
   *Mylan, Inc............................................  42,950   1,214,196
   *Myrexis, Inc..........................................   3,247       9,546
  #*Myriad Genetics, Inc..................................   9,000     243,540
    National Healthcare Corp..............................   1,000      48,130
    National Research Corp................................     200      10,756
   *Natus Medical, Inc....................................   2,124      26,168
   *Neogen Corp...........................................   1,972      91,678
   *Neurocrine Biosciences, Inc...........................   1,507      13,653
   *NuVasive, Inc.........................................   3,900      67,197
   *Obagi Medical Products, Inc...........................   1,800      25,866
    Omnicare, Inc.........................................  12,061     469,776
   *Omnicell, Inc.........................................   4,051      64,006
   *Onyx Pharmaceuticals, Inc.............................   7,100     550,392
   *OraSure Technologies, Inc.............................   4,876      34,376
   *Orexigen Therapeutics, Inc............................   1,807      10,336
   *Orthofix International NV.............................   1,730      66,000
   *Owens & Minor, Inc....................................   6,767     207,138
   *Pain Therapeutics, Inc................................   2,000       5,480
   *Palomar Medical Technologies, Inc.....................   1,396      13,639
   *PAREXEL International Corp............................   6,325     214,101
    Patterson Cos., Inc...................................   9,800     354,074
   *PDI, Inc..............................................   1,874      14,524
   #PDL BioPharma, Inc....................................  14,616     100,558
    PerkinElmer, Inc......................................  12,400     436,976
   *Perrigo Co............................................   9,100     914,641
    Pfizer, Inc........................................... 782,161  21,337,352
   *PharMerica Corp.......................................   2,600      37,648
  #*PhotoMedex, Inc.......................................   1,800      25,506
   *Pozen, Inc............................................   3,692      19,605
   *Progenics Pharmaceuticals, Inc........................   2,600       7,410
   *ProPhase Labs, Inc....................................     350         588
   *Providence Service Corp. (The)........................   1,602      29,685
   *pSivida Corp..........................................   1,029       1,430
    Quality Systems, Inc..................................   4,000      72,960
    Quest Diagnostics, Inc................................  16,526     957,682
   #Questcor Pharmaceuticals, Inc.........................   6,310     160,779
  #*Quidel Corp...........................................   2,861      64,201
   *RadNet, Inc...........................................   1,992       5,896
   *Regeneron Pharmaceuticals, Inc........................   8,100   1,408,914
   *Repligen Corp.........................................   3,600      24,840
   #ResMed, Inc...........................................  14,826     649,379
   *Rigel Pharmaceuticals, Inc............................   7,398      48,531
   *Rochester Medical Corp................................   1,012      11,820
   *Rockwell Medical, Inc.................................     493       3,017
   *RTI Biologics, Inc....................................   5,843      28,748
   *Salix Pharmaceuticals, Ltd............................   6,000     287,400
  #*Sangamo Biosciences, Inc..............................     316       3,024
   *Santarus, Inc.........................................   5,399      72,131
   *SciClone Pharmaceuticals, Inc.........................   2,710      14,173
   *Seattle Genetics, Inc.................................  10,655     313,790
    Select Medical Holdings Corp..........................   6,247      60,846
   *SIGA Technologies, Inc................................   2,618       7,645
   *Sirona Dental Systems, Inc............................   5,975     397,158
   *Skilled Healthcare Group, Inc. Class A................   2,400      12,768

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Solta Medical, Inc....................................   4,965 $     12,710
   *Spectranetics Corp....................................   4,200       69,972
   #Spectrum Pharmaceuticals, Inc.........................   6,160       77,678
    St. Jude Medical, Inc.................................  31,655    1,288,358
   *STERIS Corp...........................................   6,066      228,870
   *Strategic Diagnostics, Inc............................   2,577        3,067
    Stryker Corp..........................................  32,260    2,021,089
   *Sucampo Pharmaceuticals, Inc. Class A.................     600        3,114
   *SurModics, Inc........................................   1,400       33,754
   *Symmetry Medical, Inc.................................   3,300       35,343
   *Targacept, Inc........................................   1,844        8,280
   *Team Health Holdings, Inc.............................   6,277      212,602
    Techne Corp...........................................   3,471      248,801
    Teleflex, Inc.........................................   4,373      327,975
   *Tenet Healthcare Corp.................................  11,700      454,311
 o#*Theravance, Inc.......................................   1,202       26,744
    Thermo Fisher Scientific, Inc.........................  38,096    2,748,245
   *Thoratec Corp.........................................   6,444      235,399
   *TranS1, Inc...........................................   2,100        5,229
   *Transcept Pharmaceuticals, Inc........................     228        1,332
   *Triple-S Management Corp. Class B.....................   2,513       45,410
   *Trius Therapeutics, Inc...............................     986        5,088
   *U.S. Physical Therapy, Inc............................     902       22,189
   *United Therapeutics Corp..............................   5,000      269,450
    UnitedHealth Group, Inc............................... 106,655    5,888,423
    Universal American Corp...............................   3,113       29,169
    Universal Health Services, Inc. Class B...............   9,000      509,760
    Utah Medical Products, Inc............................     276       11,095
   *Vanguard Health Systems, Inc..........................   2,865       40,024
   *Varian Medical Systems, Inc...........................  11,557      816,502
   *Vascular Solutions, Inc...............................   1,700       28,407
   *VCA Antech, Inc.......................................   9,000      194,400
   *Vertex Pharmaceuticals, Inc...........................  21,943      982,608
   *Vical, Inc............................................   3,774       13,511
   *ViroPharma, Inc.......................................   7,500      199,950
    Warner Chilcott P.L.C.................................  18,855      267,175
   *Waters Corp...........................................   9,300      851,601
   *WellCare Health Plans, Inc............................   4,200      212,982
    WellPoint, Inc........................................  32,544    2,109,502
   *West Pharmaceutical Services, Inc.....................   3,695      218,781
   *Wright Medical Group, Inc.............................   3,195       67,542
   *XenoPort, Inc.........................................   2,757       23,131
   oYoung Innovations, Inc................................     900       35,523
   *Zalicus, Inc..........................................     987          758
    Zimmer Holdings, Inc..................................  18,480    1,378,608
                                                                   ------------
Total Health Care.........................................          201,815,638
                                                                   ------------
Industrials -- (11.3%)
   *3M Co.................................................  70,092    7,047,751
    A.O. Smith Corp.......................................   4,916      340,580
   *A.T. Cross Co. Class A................................     845        9,667
   *AAON, Inc.............................................   3,075       69,926
    AAR Corp..............................................   3,583       67,540
    ABM Industries, Inc...................................   5,315      116,505
   *Acacia Research Corp..................................   3,393       86,623
   *ACCO Brands Corp......................................   4,702       39,168
    Aceto Corp............................................   1,500       15,660
    Acme United Corp......................................     400        4,868
   #Acorn Energy, Inc.....................................     330        2,429
   *Actuant Corp. Class A.................................   7,200      212,256
    Acuity Brands, Inc....................................   4,582      315,242

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
  #*Adept Technology, Inc....................................  1,502 $    5,828
    ADT Corp. (The).......................................... 23,644  1,123,090
   *Advisory Board Co. (The).................................  3,600    195,228
   *AECOM Technology Corp.................................... 10,785    275,772
   *Aegion Corp..............................................  4,000     94,080
   *Aerovironment, Inc.......................................  2,727     59,040
   *AGCO Corp................................................ 10,140    537,420
   *Air Transport Services Group, Inc........................  3,656     17,000
    Aircastle, Ltd...........................................  5,800     80,040
    Alamo Group, Inc.........................................    789     26,794
  #*Alaska Air Group, Inc....................................  7,432    342,838
    Albany International Corp. Class A.......................  2,633     65,983
   *Allegiant Travel Co......................................  1,647    122,652
    Alliant Techsystems, Inc.................................  3,650    236,228
    Altra Holdings, Inc......................................  4,206    100,734
    Amerco, Inc..............................................    854    114,829
   *Ameresco, Inc. Class A...................................  1,700     16,728
    American Railcar Industries, Inc.........................  1,606     63,180
   *American Science & Engineering, Inc......................  1,029     69,540
   *American Woodmark Corp...................................  1,214     33,761
    AMETEK, Inc.............................................. 25,550  1,047,295
    Ampco-Pittsburgh Corp....................................    700     12,894
   *Apogee Enterprises, Inc..................................  3,000     73,350
   *Applied Industrial Technologies, Inc.....................  3,863    169,817
   *ARC Document Solutions, Inc..............................  3,000      7,170
   *Argan, Inc...............................................  1,347     25,324
    Arkansas Best Corp.......................................  3,000     31,560
   *Armstrong World Industries, Inc..........................  2,600    142,974
    Astec Industries, Inc....................................  2,360     83,355
   *Astronics Corp...........................................  1,158     26,531
   *Atlas Air Worldwide Holdings, Inc........................  2,609    117,640
    Avery Dennison Corp...................................... 10,701    412,096
   *Avis Budget Group, Inc................................... 11,377    244,947
   *AZZ, Inc.................................................  2,800    119,812
   *B/E Aerospace, Inc....................................... 10,403    535,650
   *Babcock & Wilcox Co. (The)............................... 11,668    310,836
    Barnes Group, Inc........................................  5,300    126,670
    Barrett Business Services, Inc...........................    625     25,150
  #*Beacon Roofing Supply, Inc...............................  4,700    169,858
    Belden, Inc..............................................  4,749    228,664
   *Blount International, Inc................................  4,550     77,578
   *BlueLinx Holdings, Inc...................................    643      1,993
   *Boeing Co. (The)......................................... 72,609  5,363,627
    Brady Corp. Class A......................................  4,590    160,145
    Briggs & Stratton Corp...................................  4,639    110,083
   *Brink's Co. (The)........................................  4,959    147,877
   *Builders FirstSource, Inc................................  3,029     18,992
   *C.H. Robinson Worldwide, Inc............................. 16,900  1,117,935
   *CAI International, Inc...................................  1,400     35,112
    Carlisle Cos., Inc.......................................  6,798    436,092
    Cascade Corp.............................................  1,095     70,704
   *Casella Waste Systems, Inc. Class A......................  3,338     15,155
   *Caterpillar, Inc......................................... 69,555  6,843,516
   *CBIZ, Inc................................................  5,600     33,936
    CDI Corp.................................................  1,100     18,722
    CECO Environmental Corp..................................    670      7,410
    Celadon Group, Inc.......................................  1,523     30,171
   *Chart Industries, Inc....................................  3,200    211,808
    Cintas Corp.............................................. 11,700    494,442
    CIRCOR International, Inc................................  1,580     65,570
    CLAROC, Inc..............................................  5,300    267,438

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Clean Harbors, Inc....................................   3,636 $  202,125
    CNH Global NV.........................................   3,381    161,409
    Coleman Cable, Inc....................................     698      7,141
   *Colfax Corp...........................................   6,188    276,047
   *Columbus McKinnon Corp................................   2,000     37,840
    Comfort Systems USA, Inc..............................   4,929     63,633
   *Command Security Corp.................................   1,531      3,215
   *Commercial Vehicle Group, Inc.........................   2,700     21,843
   *Consolidated Graphics, Inc............................     700     25,641
    Con-way, Inc..........................................   5,175    162,392
   *Copart, Inc...........................................  11,500    412,965
   *Corporate Executive Board Co. (The)...................   3,488    174,784
    Corrections Corp. of America..........................  10,700    405,423
    Courier Corp..........................................   1,460     17,681
    Covanta Holding Corp..................................  12,535    247,190
   *Covenant Transportation Group, Inc. Class A...........     100        631
   *CPI Aerostructures, Inc...............................     541      6,102
   *CRA International, Inc................................   1,100     20,449
    Crane Co..............................................   4,900    246,372
    CSX Corp.............................................. 108,100  2,381,443
   *Cubic Corp............................................   1,635     76,845
   *Cummins, Inc..........................................  18,100  2,078,423
    Curtiss-Wright Corp...................................   4,100    146,165
    Danaher Corp..........................................  60,895  3,649,437
    Deere & Co............................................  38,300  3,602,498
   *Delta Air Lines, Inc..................................  88,105  1,223,778
   *Deluxe Corp...........................................   5,100    187,629
   *DigitalGlobe, Inc.....................................   2,600     72,722
   *Dolan Co. (The).......................................   2,800      9,828
   *Donaldson Co., Inc....................................  14,500    545,345
    Douglas Dynamics, Inc.................................   3,141     41,398
    Dover Corp............................................  19,380  1,340,708
   *Ducommun, Inc.........................................   1,100     17,633
   #Dun & Bradstreet Corp. (The)..........................   4,900    399,546
   *DXP Enterprises, Inc..................................     699     39,773
   *Dycom Industries, Inc.................................   3,188     66,884
    Dynamic Materials Corp................................   1,062     17,650
   *Eagle Bulk Shipping, Inc..............................   1,175      2,421
    Eastern Co. (The).....................................     600      9,384
   *Eaton Corp. P.L.C.....................................  45,521  2,592,421
   *Echo Global Logistics, Inc............................     777     14,429
    EMCOR Group, Inc......................................   7,100    257,943
   *Emerson Electric Co...................................  74,259  4,251,328
    Encore Wire Corp......................................   1,900     61,978
   *Energy Recovery, Inc..................................   2,000      7,460
   *EnergySolutions, Inc..................................  10,900     41,747
   *EnerNOC, Inc..........................................   2,080     32,136
   *EnerSys, Inc..........................................   5,000    204,650
   *Engility Holdings, Inc................................   1,833     35,285
    Ennis, Inc............................................   2,716     42,397
   *EnPro Industries, Inc.................................   1,900     84,512
    Equifax, Inc..........................................  12,698    745,373
    ESCO Technologies, Inc................................   2,486    102,349
   *Esterline Technologies Corp...........................   3,200    212,448
    Exelis, Inc...........................................  19,667    216,140
    Expeditors International of Washington, Inc...........  22,236    953,924
   *Exponent, Inc.........................................   1,400     68,446
   *Fastenal Co...........................................  29,665  1,473,757
   *Federal Signal Corp...................................   5,347     42,990
    FedEx Corp............................................  31,565  3,202,269
   *Flow International Corp...............................   3,739     14,096

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Flowserve Corp.......................................     5,500 $   862,235
   *Fluor Corp...........................................    17,555   1,138,091
   *Fortune Brands Home & Security, Inc..................    16,080     526,459
   *Forward Air Corp.....................................     2,983     110,699
   *Franklin Covey Co....................................     1,500      20,820
   *Franklin Electric Co., Inc...........................     2,700     179,604
    FreightCar America, Inc..............................     1,200      29,748
   *FTI Consulting, Inc..................................     4,114     133,705
   *Fuel Tech, Inc.......................................     1,700       7,276
   *Furmanite Corp.......................................     3,300      17,523
    G & K Services, Inc. Class A.........................     1,900      76,076
    Gardner Denver, Inc..................................     4,400     309,628
    GATX Corp............................................     4,700     222,545
  #*Genco Shipping & Trading, Ltd........................     2,800       9,352
   *Gencor Industries, Inc...............................       400       2,956
   *GenCorp, Inc.........................................     4,917      52,759
    Generac Holdings, Inc................................     2,865     106,521
   *General Cable Corp...................................     4,729     158,989
    General Dynamics Corp................................    31,056   2,059,013
    General Electric Co.................................. 1,115,737  24,858,620
   *Genesee & Wyoming, Inc. Class A......................     4,762     402,770
    Geo Group, Inc. (The)................................     7,410     241,714
   *GeoEye, Inc..........................................     1,926      69,009
   *Gibraltar Industries, Inc............................     3,140      54,542
    Global Power Equipment Group, Inc....................     1,290      21,169
   *Gorman-Rupp Co. (The)................................     1,953      59,352
   *GP Strategies Corp...................................     1,842      39,419
   *Graco, Inc...........................................     6,625     378,950
   *GrafTech International, Ltd..........................     7,182      68,947
    Graham Corp..........................................     1,500      34,755
    Granite Construction, Inc............................     3,685     133,987
    Great Lakes Dredge & Dock Corp.......................     6,665      62,518
   *Greenbrier Cos., Inc.................................     1,266      25,231
    Griffon Corp.........................................     5,003      59,035
    H&E Equipment Services, Inc..........................     3,255      62,756
    Hardinge, Inc........................................       700       7,896
    Harsco Corp..........................................     8,088     206,163
   *Hawaiian Holdings, Inc...............................     4,038      23,299
   *Heartland Express, Inc...............................     4,710      65,139
    HEICO Corp...........................................     1,600      72,576
   *HEICO Corp. Class A..................................     2,714      92,303
    Heidrick & Struggles International, Inc..............     1,861      29,422
   *Herman Miller, Inc...................................     6,453     159,389
   *Hertz Global Holdings, Inc...........................    32,277     590,024
   *Hexcel Corp..........................................    10,870     291,207
   *Hill International, Inc..............................     4,200      14,322
  #*HNI Corp.............................................     4,673     147,527
   *Honeywell International, Inc.........................    76,629   5,229,163
    Houston Wire & Cable Co..............................     2,370      28,322
   *Hub Group, Inc. Class A..............................     3,714     136,712
   *Hubbell, Inc. Class B................................     5,450     496,222
   *Hudson Global, Inc...................................     3,600      17,316
   *Huntington Ingalls Industries, Inc...................     5,491     243,251
   *Hurco Cos., Inc......................................       883      26,207
   *Huron Consulting Group, Inc..........................     2,184      74,474
    Hyster-Yale Materials Handling, Inc..................     1,066      53,492
   *ICF International, Inc...............................     1,750      40,058
    IDEX Corp............................................     8,475     422,818
   *IHS, Inc.............................................     4,654     478,897
   *II-VI, Inc...........................................     4,886      83,160
   *Illinois Tool Works, Inc.............................    43,558   2,736,749

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
   *Ingersoll-Rand P.L.C..................................... 31,966 $1,642,733
   *InnerWorkings, Inc.......................................  5,543     77,103
    Innovative Solutions & Support, Inc......................  1,906      8,081
    Insperity, Inc...........................................  2,180     73,313
    Insteel Industries, Inc..................................  2,000     30,320
   *Integrated Electrical Services, Inc......................    707      3,429
   *Interface, Inc...........................................  7,269    121,974
    International Shipholding Corp...........................    637     12,167
    Intersections, Inc.......................................  1,231     12,778
    Iron Mountain, Inc....................................... 13,356    456,909
    ITT Corp.................................................  9,589    246,246
   *J.B. Hunt Transport Services, Inc........................ 10,057    676,534
   *Jacobs Engineering Group, Inc............................ 13,400    644,674
   *JetBlue Airways Corp..................................... 26,500    153,965
   *John Bean Technologies Corp..............................  2,998     56,033
   *Joy Global, Inc.......................................... 11,255    710,978
   *Kadant, Inc..............................................    900     24,183
   *Kaman Corp...............................................  2,387     86,744
    Kansas City Southern..................................... 11,900  1,108,009
    KAR Auction Services, Inc................................  4,228     90,183
   *Kaydon Corp..............................................  2,890     71,672
    KBR, Inc................................................. 15,190    474,232
    Kelly Services, Inc. Class A.............................  2,711     43,213
    Kennametal, Inc..........................................  8,500    348,585
   *Key Technology, Inc......................................    744      9,151
    Kforce, Inc..............................................  2,790     38,390
    Kimball International, Inc. Class B......................  2,500     27,000
   *Kirby Corp...............................................  5,300    374,445
   *Knight Transportation, Inc...............................  5,768     92,000
   *Knoll, Inc...............................................  4,403     73,002
   *Korn/Ferry International.................................  4,871     83,684
   *Kratos Defense & Security Solutions, Inc.................  3,728     16,440
    L.B. Foster Co. Class A..................................    581     25,163
    L-3 Communications Holdings, Inc......................... 11,000    835,120
    Landstar System, Inc.....................................  4,810    274,362
    Lawson Products, Inc.....................................    649      7,126
   *Layne Christensen Co.....................................  1,700     38,539
    Lennox International, Inc................................  4,700    270,297
   *Lincoln Electric Holdings, Inc...........................  8,060    434,676
    Lindsay Corp.............................................  1,349    125,511
   *LMI Aerospace, Inc.......................................    698     15,426
    Lockheed Martin Corp..................................... 29,138  2,531,218
    LSI Industries, Inc......................................  2,400     17,376
   *Lydall, Inc..............................................  1,419     21,682
   *Manitowoc Co., Inc. (The)................................ 13,600    239,360
    Manpower, Inc............................................  7,713    397,220
    Marten Transport, Ltd....................................  2,239     45,586
    Masco Corp............................................... 37,726    693,781
  #*MasTec, Inc..............................................  6,300    178,290
   *Matson, Inc..............................................  4,200    115,122
    McGrath RentCorp.........................................  2,486     74,307
   *Meritor, Inc.............................................  9,997     45,586
   *Metalico, Inc............................................  5,606     10,820
    Met-Pro Corp.............................................  1,935     20,066
   *MFRI, Inc................................................  1,091      6,622
    Michael Baker Corp.......................................    800     20,552
  #*Middleby Corp............................................  2,025    286,254
    Miller Industries, Inc...................................  1,421     21,713
   *Mine Safety Appliances Co................................  3,481    160,892
   *Mistras Group, Inc.......................................    203      4,470
   *Mobile Mini, Inc.........................................  3,786     90,864

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
   *Moog, Inc. Class A....................................  3,953 $  173,141
   *MSC Industrial Direct Co., Inc. Class A...............  5,017    396,945
   *Mueller Industries, Inc...............................  2,900    154,744
   *Mueller Water Products, Inc. Class A.................. 15,235     90,039
    Multi-Color Corp......................................  1,486     35,605
   *MYR Group, Inc........................................  2,509     56,327
   #National Presto Industries, Inc.......................    737     54,059
   *National Technical Systems, Inc.......................  1,200      9,576
   *Navigant Consulting, Inc..............................  4,323     49,844
   *NCI Building Systems, Inc.............................    674     10,434
   *Nielsen Holdings NV................................... 12,598    409,561
    NL Industries, Inc....................................  4,704     60,870
   *NN, Inc...............................................  1,100     10,186
   *Nordson Corp..........................................  5,870    396,929
    Norfolk Southern Corp................................. 33,685  2,319,886
   *Nortek, Inc...........................................    520     37,518
    Northrop Grumman Corp................................. 23,919  1,555,692
   *Northwest Pipe Co.....................................  1,100     27,115
   *Ocean Power Technologies, Inc.........................    300        639
   *Old Dominion Freight Line, Inc........................  6,962    259,543
    Omega Flex, Inc.......................................    302      4,294
   *On Assignment, Inc....................................  4,296    105,037
   *Orbital Sciences Corp.................................  5,714     83,996
   *Orion Energy Systems, Inc.............................    230        467
   *Orion Marine Group, Inc...............................  2,500     19,500
   *Oshkosh Corp..........................................  9,200    360,456
   *Owens Corning, Inc.................................... 10,344    431,034
    P.A.M. Transportation Services, Inc...................    492      4,644
   *PACCAR, Inc........................................... 32,200  1,515,332
   *Pacer International, Inc..............................  2,277      9,267
   #Pall Corp............................................. 12,100    826,430
   *Parker Hannifin Corp.................................. 15,690  1,458,699
   *Park-Ohio Holdings Corp...............................  1,300     31,382
   *Patrick Industries, Inc...............................    600      9,876
   *Pendrell Corp......................................... 12,128     17,707
    Pentair, Inc.......................................... 22,197  1,124,944
   *PGT, Inc..............................................  1,429      7,002
    Pike Electric Corp....................................  2,597     27,009
   #Pitney Bowes, Inc..................................... 20,713    298,474
   *PMFG, Inc.............................................    400      3,364
  #*Polypore International, Inc...........................  5,100    196,809
   *Powell Industries, Inc................................    700     31,675
   *PowerSecure International, Inc........................  2,600     22,594
    Precision Castparts Corp.............................. 15,585  2,858,289
   *Primoris Services Corp................................  2,571     49,312
   #Quad/Graphics, Inc....................................  2,303     49,975
   *Quality Distribution, Inc.............................  1,769     13,108
    Quanex Building Products Corp.........................  3,800     78,508
   *Quanta Services, Inc.................................. 22,699    657,590
    Raven Industries, Inc.................................  3,530     95,063
    Raytheon Co........................................... 34,592  1,822,307
   *RBC Bearings, Inc.....................................  2,240    118,115
    RCM Technologies, Inc.................................    395      2,184
    Regal-Beloit Corp.....................................  4,464    331,050
   *Republic Airways Holdings, Inc........................  4,358     36,564
    Republic Services, Inc................................ 31,837  1,015,282
    Resources Connection, Inc.............................  4,266     52,088
   *Roadrunner Transportation Systems, Inc................    500     10,055
    Robbins & Myers, Inc..................................  4,225    246,233
   *Robert Half International, Inc........................ 14,200    500,408
   *Rockwell Automation, Inc.............................. 14,720  1,312,877

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Industrials -- (Continued)
   *Rockwell Collins, Inc................................. 14,032 $  826,204
   *Rollins, Inc..........................................  6,926    171,211
    Roper Industries, Inc................................. 10,600  1,244,970
   #RR Donnelley & Sons Co................................ 17,490    160,908
   *Rush Enterprises, Inc. Class A........................  2,675     63,290
    Ryder System, Inc.....................................  5,488    311,609
   *Saia, Inc.............................................  1,550     40,207
    Sauer-Danfoss, Inc....................................    300     16,101
    Schawk, Inc...........................................  2,653     34,065
    SeaCube Container Leasing, Ltd........................    900     20,673
   *Sensata Technologies Holding NV.......................  9,999    337,366
   *Shaw Group, Inc. (The)................................  6,900    326,508
    SIFCO Industries, Inc.................................    100      1,548
    Simpson Manufacturing Co., Inc........................  3,827    124,071
    SkyWest, Inc..........................................  4,969     62,808
    Snap-on, Inc..........................................  5,896    477,694
    Southwest Airlines Co................................. 81,139    909,568
   *Sparton Corp..........................................    400      6,088
   *Spirit Aerosystems Holdings, Inc. Class A............. 11,500    183,310
    SPX Corp..............................................  5,400    403,002
   *Standard Parking Corp.................................  2,343     49,109
    Standard Register Co. (The)...........................  1,800      1,188
    Standex International Corp............................  1,820    103,103
    Stanley Black & Decker, Inc........................... 16,463  1,264,852
   *Steelcase, Inc. Class A...............................  8,272    112,747
   *Stericycle, Inc.......................................  9,382    885,192
   *Sterling Construction Co., Inc........................  1,440     14,760
   *Sun Hydraulics Corp...................................  2,235     61,686
   *Swift Transportation Co...............................  9,100    124,306
   *SYKES Enterprises, Inc................................  3,800     61,180
   *TAL International Group, Inc..........................  2,901    121,552
   *Taser International, Inc..............................  5,800     48,546
   *Team, Inc.............................................  1,992     87,270
   *Tecumseh Products Co. Class A.........................    900      6,399
   *Teledyne Technologies, Inc............................  3,700    252,562
   *Tennant Co............................................  1,546     71,178
   *Terex Corp............................................ 11,602    375,673
   *Tetra Tech, Inc.......................................  6,000    171,960
    Textainer Group Holdings, Ltd.........................  2,100     87,045
    Textron, Inc.......................................... 29,300    842,668
   *Thermon Group Holdings, Inc...........................  2,619     63,380
    Timken Co.............................................  8,560    458,902
    Titan International, Inc..............................  4,300    104,447
   *Titan Machinery, Inc..................................  1,020     29,488
   *TMS International Corp. Class A.......................    291      4,057
    Toro Co. (The)........................................  6,400    281,792
    Towers Watson & Co....................................  6,150    375,642
   *TransDigm Group, Inc..................................  5,100    690,744
   *TRC Cos., Inc.........................................  3,000     17,910
   *Trex Co., Inc.........................................  1,300     54,925
   *Trimas Corp...........................................  3,678    113,613
    Trinity Industries, Inc...............................  8,400    333,480
    Triumph Group, Inc....................................  5,222    367,472
   *TrueBlue, Inc.........................................  4,300     73,917
   *Tutor Perini Corp.....................................  3,160     52,424
    Twin Disc, Inc........................................    668     15,317
    Tyco International, Ltd............................... 50,020  1,512,105
   *Ultralife Corp........................................  2,100      6,762
    UniFirst Corp.........................................  1,540    125,880
    Union Pacific Corp.................................... 50,016  6,575,103
   *United Continental Holdings, Inc...................... 34,240    826,896

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------ ------------
Industrials -- (Continued)
   *United Parcel Service, Inc. Class B................... 77,208 $  6,121,822
   *United Rentals, Inc...................................  8,137      411,895
    United Stationers, Inc................................  3,629      120,991
   *United Technologies Corp.............................. 92,850    8,130,874
    Universal Forest Products, Inc........................  1,800       73,170
    Universal Truckload Services, Inc.....................    888       15,931
    URS Corp..............................................  8,279      343,413
   *US Airways Group, Inc................................. 17,500      249,900
   *US Ecology, Inc.......................................  1,562       37,113
   *USA Truck, Inc........................................  1,235        6,126
   *USG Corp..............................................  8,200      240,998
    UTi Worldwide, Inc....................................  6,150       90,774
    Valmont Industries, Inc...............................  2,500      364,300
   *Verisk Analytics, Inc. Class A........................ 14,987      826,683
   *Versar, Inc...........................................  1,500        6,375
   Viad Corp..............................................  1,850       51,652
   *Vicor Corp............................................  1,200        6,456
   *Virco Manufacturing Corp..............................  1,718        4,587
    VSE Corp..............................................    800       19,208
   *W.W. Grainger, Inc....................................  6,200    1,350,484
   *Wabash National Corp..................................  6,947       71,901
   *WABCO Holdings, Inc...................................  6,600      413,556
    Wabtec Corp...........................................  4,860      454,993
    Waste Connections, Inc................................ 12,075      434,942
    Waste Management, Inc................................. 46,755    1,700,947
    Watsco, Inc...........................................  2,800      210,980
    Watts Water Technologies, Inc. Class A................  2,870      132,307
    Werner Enterprises, Inc...............................  4,400      103,928
   *Wesco Aircraft Holdings, Inc..........................    530        7,330
   *WESCO International, Inc..............................  3,287      239,721
   *Willis Lease Finance Corp.............................    400        5,892
    Woodward, Inc.........................................  6,716      257,962
   *XPO Logistics, Inc....................................    508        8,509
    Xylem, Inc............................................ 19,333      539,971
                                                                  ------------
Total Industrials.........................................         191,220,179
                                                                  ------------
Information Technology -- (17.9%)
  #*3D Systems Corp.......................................  5,600      323,960
   *Accelrys, Inc.........................................  5,579       52,554
   *Accenture P.L.C. Class A.............................. 67,530    4,854,732
  #*ACI Worldwide, Inc....................................  3,410      162,111
    Activision Blizzard, Inc.............................. 41,100      468,129
   *Actuate Corp..........................................  5,359       30,171
   *Acxiom Corp...........................................  7,928      140,563
   *ADDvantage Technologies Group, Inc....................    400          848
   *Adobe Systems, Inc.................................... 51,768    1,958,383
    ADTRAN, Inc...........................................  2,000       40,400
   *Advanced Energy Industries, Inc.......................  4,259       65,376
  #*Advanced Micro Devices, Inc........................... 47,154      122,600
   *Advent Software, Inc..................................  3,854       95,001
   *Agilysys, Inc.........................................  2,000       17,020
   *Akamai Technologies, Inc.............................. 18,769      764,086
  #*Alliance Data Systems Corp............................  5,400      851,040
   *Alpha & Omega Semiconductor, Ltd......................    640        5,190
    Altera Corp........................................... 33,767    1,128,493
    Amdocs, Ltd........................................... 16,670      594,952
   *American Software, Inc. Class A.......................  2,676       23,014
  #*Amkor Technology, Inc.................................  9,515       44,054
   *Amphenol Corp. Class A................................ 16,844    1,138,149
   *Amtech Systems, Inc...................................    700        2,737
   *ANADIGICS, Inc........................................  8,617       22,232

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    Analog Devices, Inc...................................  30,559 $ 1,333,595
   *Anaren, Inc...........................................   1,400      27,398
   *Anixter International, Inc............................   3,000     201,840
   *ANSYS, Inc............................................   9,592     705,971
   *AOL, Inc..............................................  11,162     342,115
   *Apple, Inc............................................  95,889  43,659,221
    Applied Materials, Inc................................ 124,984   1,613,543
   *Applied Micro Circuits Corp...........................   8,159      69,923
   *Arris Group, Inc......................................  12,650     208,978
   *Arrow Electronics, Inc................................  11,300     434,146
  #*Aruba Networks, Inc...................................  12,488     287,724
   *AsiaInfo-Linkage, Inc.................................   4,100      45,018
   *Aspen Technology, Inc.................................   9,812     300,247
   *Atmel Corp............................................  44,149     295,798
   *ATMI, Inc.............................................   3,222      65,761
   *Autodesk, Inc.........................................  23,409     910,142
   *Automatic Data Processing, Inc........................  49,179   2,915,823
   *Avago Technologies, Ltd...............................  23,005     822,889
   *Aviat Networks, Inc...................................   6,079      22,796
   *Avid Technology, Inc..................................   3,971      29,385
   *Avnet, Inc............................................  15,500     548,080
    AVX Corp..............................................   6,815      77,623
    Aware, Inc............................................   2,752      15,852
   *AXT, Inc..............................................   2,829       7,865
   *Badger Meter, Inc.....................................   1,600      79,184
    Bel Fuse, Inc. Class B................................   1,175      21,890
   *Benchmark Electronics, Inc............................   4,988      87,589
    Black Box Corp........................................   2,047      47,961
   *Blackbaud, Inc........................................   2,900      72,268
   *Blucora, Inc..........................................   3,680      54,685
   *BMC Software, Inc.....................................  16,668     692,555
  #*Booz Allen Hamilton Holding Corp......................   3,446      47,762
   *Bottomline Technologies (de), Inc.....................   2,679      77,905
    Broadcom Corp. Class A................................  51,885   1,683,668
   *Broadridge Financial Solutions, Inc...................  13,095     308,649
   *Brocade Communications Systems, Inc...................  46,371     265,242
    Brooks Automation, Inc................................   5,441      50,928
   *BTU International, Inc................................     600       1,830
    CA, Inc...............................................  34,897     866,144
   *Cabot Microelectronics Corp...........................   2,700      99,792
   *CACI International, Inc. Class A......................   2,335     125,226
   *Cadence Design Systems, Inc...........................  30,500     424,865
   *CalAmp Corp...........................................   2,813      24,079
   *Calix, Inc............................................   3,886      31,632
   *Cardtronics, Inc......................................   3,400      88,026
   *Cascade Microtech, Inc................................   1,242       9,290
   *Cass Information Systems, Inc.........................   1,118      43,378
   *CEVA, Inc.............................................   1,916      29,085
   *Checkpoint Systems, Inc...............................   4,385      52,883
   *CIBER, Inc............................................   6,800      22,984
   *Cirrus Logic, Inc.....................................   2,632      74,301
    Cisco Systems, Inc.................................... 557,644  11,470,737
   *Citrix Systems, Inc...................................  19,517   1,427,864
   *Clearfield, Inc.......................................     574       3,019
   *Cognex Corp...........................................   4,168     165,303
   *Cognizant Technology Solutions Corp. Class A..........  32,002   2,501,916
   *Coherent, Inc.........................................   2,200     121,902
    Cohu, Inc.............................................   1,500      15,720
    Communications Systems, Inc...........................   1,155      12,867
   *CommVault Systems, Inc................................   4,695     360,247
    Computer Sciences Corp................................  16,353     683,555

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Computer Task Group, Inc..............................   1,400 $   26,796
   *Compuware Corp........................................  19,868    230,866
   *comScore, Inc.........................................   1,204     17,735
    Comtech Telecommunications Corp.......................   1,794     47,541
   *Comverse Technology, Inc..............................     126        549
   *Comverse, Inc.........................................      13        364
   *Concur Technologies, Inc..............................   5,000    334,500
   *Constant Contact, Inc.................................   2,332     35,120
    Convergys Corp........................................  11,700    199,134
   *CoreLogic, Inc........................................   9,249    242,694
    Corning, Inc.......................................... 158,824  1,905,888
   *CoStar Group, Inc.....................................   2,894    271,399
   *Cray, Inc.............................................   4,250     78,923
  #*Cree, Inc.............................................  11,750    507,013
    Crexendo, Inc.........................................   1,426      3,636
   *CSG Systems International, Inc........................   3,600     67,788
    CTS Corp..............................................   1,800     17,910
   *CyberOptics Corp......................................   1,199      8,957
   *Cymer, Inc............................................   3,000    308,910
    Cypress Semiconductor Corp............................   5,102     52,398
   *Daktronics, Inc.......................................   4,150     49,219
   *Datalink Corp.........................................   1,423     12,508
   *Dealertrack Technologies, Inc.........................   4,579    144,605
    Dell, Inc............................................. 156,566  2,072,934
  #*Demand Media, Inc.....................................   2,765     23,364
   *Dice Holdings, Inc....................................   4,237     39,870
   *Diebold, Inc..........................................   5,900    173,696
   *Digi International, Inc...............................   2,040     19,992
    Digimarc Corp.........................................     858     18,370
   *Digital River, Inc....................................   3,500     50,820
   *Diodes, Inc...........................................   3,450     65,619
    Dolby Laboratories, Inc. Class A......................   5,260    169,951
   *Dot Hill Systems Corp.................................   3,766      4,369
   *DSP Group, Inc........................................   3,109     20,395
    DST Systems, Inc......................................   3,693    247,209
   *DTS, Inc..............................................   1,182     22,576
   *Dynamics Research Corp................................   1,200      8,232
    EarthLink, Inc........................................   6,569     44,669
   *eBay, Inc............................................. 124,126  6,942,367
   #Ebix, Inc.............................................   5,000     81,700
   *EchoStar Corp. Class A................................   4,501    163,746
   *Edgewater Technology, Inc.............................   1,000      4,150
    Electro Rent Corp.....................................   2,590     40,093
    Electro Scientific Industries, Inc....................   1,924     20,779
   *Electronic Arts, Inc..................................  33,626    528,937
   *Electronics for Imaging, Inc..........................   5,000    113,100
   *Ellie Mae, Inc........................................   1,400     28,042
    eMagin Corp...........................................   2,210      7,182
   *EMC Corp.............................................. 207,349  5,102,859
   *EMCORE Corp...........................................     827      4,979
   *Emulex Corp...........................................   8,842     67,553
   *Entegris, Inc.........................................  13,900    137,054
   *Entropic Communications, Inc..........................   6,575     34,453
   *Envestnet, Inc........................................   1,389     19,321
    EPIQ Systems, Inc.....................................   4,051     49,989
    ePlus, Inc............................................     500     23,295
   *Equinix, Inc..........................................   5,318  1,145,657
   *Euronet Worldwide, Inc................................   4,700    115,009
   *Exar Corp.............................................   4,019     42,159
   *ExlService Holdings, Inc..............................   2,442     72,430
   *Extreme Networks......................................   6,199     22,874

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *F5 Networks, Inc.......................................   8,250 $   865,260
   *Fabrinet...............................................     500       7,320
   *FactSet Research Systems, Inc..........................   4,350     402,462
   *Fair Isaac Corp........................................   3,625     163,379
   *Fairchild Semiconductor International, Inc.............  13,385     197,696
   *FARO Technologies, Inc.................................   2,100      69,741
   *FEI Co.................................................   3,930     239,573
    Fidelity National Information Services, Inc............  25,915     961,706
   *Finisar Corp...........................................   9,600     148,800
   *First Solar, Inc.......................................   5,450     153,581
   *Fiserv, Inc............................................  14,100   1,132,371
   *FleetCor Technologies, Inc.............................   5,736     343,242
    FLIR Systems, Inc......................................  16,900     401,713
   *FormFactor, Inc........................................   6,406      32,030
   *Forrester Research, Inc................................     731      20,665
   *Fortinet, Inc..........................................  11,461     270,365
   *Freescale Semiconductor, Ltd...........................   5,500      79,475
    Frequency Electronics, Inc.............................     798       7,326
  #*Fusion-io, Inc.........................................   5,608      98,028
   *Gartner Group, Inc.....................................  10,000     515,100
    Genpact, Ltd...........................................  22,351     374,379
   *Global Cash Access Holdings, Inc.......................   5,930      44,772
   *Global Payments, Inc...................................   8,396     413,587
   *Globecomm Systems, Inc.................................   1,079      13,380
   *Google, Inc. Class A...................................  28,338  21,414,743
   *GSE Systems, Inc.......................................   1,745       3,560
   *GSI Group, Inc.........................................   1,769      16,806
   *GSI Technology, Inc....................................   3,200      21,280
  #*GT Advanced Technologies, Inc..........................  12,200      38,552
    Hackett Group, Inc. (The)..............................   5,500      23,650
   *Harmonic, Inc..........................................  10,205      53,372
   *Harris Corp............................................  11,640     537,768
   *Heartland Payment Systems, Inc.........................   4,300     136,568
    Hewlett-Packard Co..................................... 189,310   3,125,508
   *Hittite Microwave Corp.................................   3,110     190,892
   *Hutchinson Technology, Inc.............................   1,900       5,301
   *I.D. Systems, Inc......................................   1,700       9,401
    IAC/InterActiveCorp....................................   8,300     342,375
   *Identive Group, Inc....................................   1,092       1,474
   *IEC Electronics Corp...................................     638       4,185
   *iGATE Corp.............................................   3,200      55,936
   *Imation Corp...........................................   2,440       9,052
   *Immersion Corp.........................................     597       4,060
   *Infinera Corp..........................................  10,000      71,300
   *Informatica Corp.......................................  11,100     410,811
   *Ingram Micro, Inc. Class A.............................  16,470     299,425
   *Innodata, Inc..........................................   2,754      10,355
   *Inphi Corp.............................................   1,500      12,045
   *Insight Enterprises, Inc...............................   4,020      78,792
   *Integrated Device Technology, Inc......................  13,799      99,767
   *Integrated Silicon Solution, Inc.......................   3,810      35,700
    Intel Corp............................................. 512,408  10,781,064
   *Interactive Intelligence Group, Inc....................   1,900      76,418
   *InterDigital, Inc......................................   4,500     195,255
   *Intermec, Inc..........................................   4,663      46,070
   *Internap Network Services Corp.........................   7,852      62,109
   *International Business Machines Corp................... 114,291  23,209,073
  #*International Rectifier Corp...........................   6,298     122,748
   *Interphase Corp........................................     490       1,225
    Intersil Corp. Class A.................................  12,140     105,011
   *Intevac, Inc...........................................   2,384      10,037

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *IntraLinks Holdings, Inc..............................     721 $     4,665
   *IntriCon Corp.........................................     800       3,760
   *Intuit, Inc...........................................  29,998   1,871,275
    IPG Photonics Corp....................................   3,576     234,156
   *Iteris, Inc...........................................     600         978
   *Itron, Inc............................................   4,100     190,199
   *Ixia..................................................   4,546      86,329
    IXYS Corp.............................................   2,391      23,049
  #*j2 Global, Inc........................................   5,183     164,923
   *Jabil Circuit, Inc....................................  19,112     361,408
    Jack Henry & Associates, Inc..........................   8,990     372,905
   *JDS Uniphase Corp.....................................  25,300     367,103
   *Juniper Networks, Inc.................................  49,663   1,111,458
   *Kemet Corp............................................   2,594      14,941
   *Key Tronic Corp.......................................     749       7,213
    Keynote Systems, Inc..................................   2,200      34,320
   o*KIT Digital, Inc.....................................   2,850       1,140
    KLA-Tencor Corp.......................................  17,570     964,769
   *Kopin Corp............................................   8,696      30,088
   *Kulicke & Soffa Industries, Inc.......................   6,752      76,433
   *KVH Industries, Inc...................................   2,000      29,120
   *Lam Research Corp.....................................  16,902     695,348
   *Lattice Semiconductor Corp............................   8,552      38,056
   *Lender Processing Services, Inc.......................   9,153     220,038
    Lexmark International, Inc. Class A...................   7,972     191,806
   *Limelight Networks, Inc...............................   5,494      12,966
   *Linear Technology Corp................................  24,307     890,122
   *LinkedIn Corp. Class A................................   9,238   1,143,572
   *Lionbridge Technologies, Inc..........................   5,700      22,743
   *Liquidity Services, Inc...............................     652      20,779
   *Littlefuse, Inc.......................................   2,279     145,879
   *LogMeIn, Inc..........................................   1,066      24,198
   *LoJack Corp...........................................   2,400       7,752
    Loral Space & Communications, Inc.....................   1,300      76,297
   *LSI Corp..............................................  62,544     440,310
   *LTX-Credence Corp.....................................   4,140      25,420
   *Magnachip Semiconductor Corp..........................   2,100      33,642
   *Manhattan Associates, Inc.............................   2,194     150,311
    ManTech International Corp. Class A...................   2,440      60,195
    Marchex, Inc. Class B.................................   3,183      11,841
   *Market Leader, Inc....................................   2,162      16,388
    Marvell Technology Group, Ltd.........................  49,822     460,854
   *MasterCard, Inc. Class A..............................  11,022   5,713,805
  #*Mattersight Corp......................................     500       2,210
   *Mattson Technology, Inc...............................     200         262
    Maxim Integrated Products, Inc........................  30,528     960,106
   *MAXIMUS, Inc..........................................   3,800     260,566
   *MaxLinear, Inc. Class A...............................   1,002       5,190
   *Maxwell Technologies, Inc.............................     703       6,798
   *Measurement Specialties, Inc..........................   1,500      52,950
   *MEMC Electronic Materials, Inc........................  20,520      85,363
   *Mentor Graphics Corp..................................   9,800     167,874
   *Mercury Systems, Inc..................................   2,500      18,375
    Mesa Laboratories, Inc................................     300      15,597
    Methode Electronics, Inc..............................   5,669      54,536
   *Micrel, Inc...........................................   5,800      60,378
  #*Microchip Technology, Inc.............................  20,468     684,655
   *Micron Technology, Inc................................ 103,074     779,239
   *MICROS Systems, Inc...................................   8,400     386,652
   *Microsemi Corp........................................   9,716     203,259
   *Microsoft Corp........................................ 793,236  21,790,193

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Mindspeed Technologies, Inc...........................   3,300 $    16,236
   *MIPS Technologies, Inc................................   5,252      41,281
    MKS Instruments, Inc..................................   4,300     119,540
    MOCON, Inc............................................     535       7,495
   *ModusLink Global Solutions, Inc.......................   5,100      14,841
   #Molex, Inc............................................   6,700     181,972
    Molex, Inc. Class A...................................   7,690     172,948
   *MoneyGram International, Inc..........................   1,383      19,044
   *Monolithic Power Systems, Inc.........................   3,320      77,356
    Monotype Imaging Holdings, Inc........................   4,300      77,744
   *Monster Worldwide, Inc................................  12,900      74,820
   *MoSys, Inc............................................   3,108      11,189
   *Motorola Solutions, Inc...............................  24,350   1,421,796
   *Move, Inc.............................................   4,260      40,172
   *MTS Systems Corp......................................   1,700      96,645
   *Multi-Fineline Electronix, Inc........................   1,672      26,710
   *Nanometrics, Inc......................................   2,297      35,856
    National Instruments Corp.............................  10,553     299,705
   *NCI, Inc. Class A.....................................   1,200       6,312
   *NCR Corp..............................................  16,970     471,257
   *NeoPhotonics Corp.....................................     780       4,516
   *NetApp, Inc...........................................  37,760   1,359,360
   *NETGEAR, Inc..........................................   3,951     138,720
   *NetScout Systems, Inc.................................   3,814      99,278
  #*NetSuite, Inc.........................................   2,700     189,621
   *NeuStar, Inc. Class A.................................   7,800     352,092
   *Newport Corp..........................................   5,630      81,185
   *NIC, Inc..............................................   5,099      83,114
   *Novatel Wireless, Inc.................................   4,993       9,387
  #*Nuance Communications, Inc............................  25,812     620,779
   *Numerex Corp. Class A.................................     700       8,687
    NVIDIA Corp...........................................  63,600     779,736
   *Oclaro, Inc...........................................   4,000       6,480
   *Official Payments Holdings, Inc.......................   2,100      13,041
   *OmniVision Technologies, Inc..........................   5,145      79,079
   *ON Semiconductor Corp.................................  47,665     374,170
   *Online Resources Corp.................................   4,610      17,564
   *OpenTable, Inc........................................      52       2,740
   *Oplink Communications, Inc............................   1,500      25,275
    Optical Cable Corp....................................   1,300       5,421
   *Oracle Corp........................................... 405,009  14,381,870
   *OSI Systems, Inc......................................   2,078     113,168
   *PAR Technology Corp...................................   1,750       7,770
    Park Electrochemical Corp.............................   2,544      66,500
   *Paychex, Inc..........................................  34,621   1,129,683
    PC Connection, Inc....................................   1,900      23,465
   *PCM, Inc..............................................   1,468       9,792
    PC-Tel, Inc...........................................   2,700      20,034
   *PDF Solutions, Inc....................................   3,109      46,697
    Perceptron, Inc.......................................     528       3,886
   *Perficient, Inc.......................................   2,556      30,570
   *Performance Technologies, Inc.........................   1,257       1,219
   *Pericom Semiconductor Corp............................   2,935      20,750
   *Pervasive Software, Inc...............................   2,700      24,705
   *Photronics, Inc.......................................   4,200      25,158
   *Planar Systems, Inc...................................     930       1,609
   *Plantronics, Inc......................................   4,499     184,999
   *Plexus Corp...........................................   1,563      39,888
   *PLX Technology, Inc...................................   3,500      16,310
   *PMC-Sierra, Inc.......................................  21,900     126,582
   *Polycom, Inc..........................................  18,000     198,540

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Power Integrations, Inc...............................   2,619 $    97,951
  #*Power-One, Inc........................................   9,000      36,180
   *PRGX Global, Inc......................................   2,100      14,175
   *Procera Networks, Inc.................................   1,209      20,347
   *Progress Software Corp................................   6,750     158,422
   *PROS Holdings, Inc....................................   1,082      23,869
   *PTC, Inc..............................................  16,000     370,880
    QAD, Inc. Class A.....................................     739      10,265
    QAD, Inc. Class B.....................................     184       2,337
   *QLogic Corp...........................................   6,600      76,230
    QUALCOMM, Inc......................................... 179,842  11,874,967
   *Qualstar Corp.........................................     300         480
   *QuinStreet, Inc.......................................   2,500      14,100
   *Rackspace Hosting, Inc................................  11,600     874,060
   *Radisys Corp..........................................   2,460       9,594
   *Rambus, Inc...........................................   5,213      28,463
  #*RealD, Inc............................................   2,400      27,312
   *RealNetworks, Inc.....................................   3,050      23,363
   *Red Hat, Inc..........................................  20,480   1,137,869
   *Reis, Inc.............................................   1,130      16,509
   *Responsys, Inc........................................     626       4,776
   *RF Micro Devices, Inc.................................  28,986     144,930
    Richardson Electronics, Ltd...........................   2,200      26,664
    Rimage Corp...........................................   1,254       8,703
   *Riverbed Technology, Inc..............................  16,842     326,735
   *Rofin-Sinar Technologies, Inc.........................   1,380      35,369
   *Rogers Corp...........................................   1,570      73,570
   *Rosetta Stone, Inc....................................     696       9,020
   *Rovi Corp.............................................  11,513     199,060
   *Rubicon Technology, Inc...............................   1,987      13,353
   *Rudolph Technologies, Inc.............................   2,529      34,116
    SAIC, Inc.............................................  29,600     358,160
  #*Salesforce.com, Inc...................................  14,066   2,421,181
   *Sandisk Corp..........................................  25,120   1,255,749
   *Sanmina Corp..........................................   7,765      73,923
   *Sapient Corp..........................................  12,399     150,152
   *ScanSource, Inc.......................................   2,184      63,467
   *SeaChange International, Inc..........................   3,000      33,450
   *Seagate Technology....................................  46,680   1,586,186
   *Semtech Corp..........................................   7,320     220,771
   *ShoreTel, Inc.........................................   1,186       5,088
   *Sigma Designs, Inc....................................   2,500      13,350
  #*Silicon Graphics International Corp...................   1,846      26,841
   *Silicon Image, Inc....................................   9,089      44,082
   *Silicon Laboratories, Inc.............................   4,220     184,161
   *Skyworks Solutions, Inc...............................  19,121     457,757
   *Smith Micro Software, Inc.............................   3,600       5,400
   *SolarWinds, Inc.......................................   6,337     344,860
   *Solera Holdings, Inc..................................   7,592     416,118
   *Sonus Networks, Inc...................................  22,816      51,792
   *Sourcefire, Inc.......................................     238      10,139
   *Spansion, Inc. Class A................................   5,765      66,298
   *Spark Networks, Inc...................................   1,760      12,707
   *SS&C Technologies Holdings, Inc.......................   3,495      79,092
   *Stamps.com, Inc.......................................   1,538      41,511
   *StarTek, Inc..........................................   2,385      10,279
   *STEC, Inc.............................................   1,753       8,870
  #*STR Holdings, Inc.....................................   1,412       3,008
   *Stratasys, Ltd........................................   2,298     180,347
   *SunPower Corp.........................................   4,042      31,487
   *Super Micro Computer, Inc.............................   2,009      24,871

                                     1000

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
    Supertex, Inc.........................................   1,500 $   28,680
   *Support.com, Inc......................................   5,150     21,476
   *Sycamore Networks, Inc................................   2,218      5,101
   *Symantec Corp.........................................  73,841  1,607,519
   *Symmetricom, Inc......................................   5,609     30,233
   *Synaptics, Inc........................................   3,400    119,272
   *Synchronoss Technologies, Inc.........................   3,036     72,287
   *SYNNEX Corp...........................................   2,358     84,770
   *Synopsys, Inc.........................................  15,368    513,906
    Syntel, Inc...........................................   2,000    116,580
   *Take-Two Interactive Software, Inc....................   8,400    102,228
    TE Connectivity, Ltd..................................  44,823  1,742,718
   *Tech Data Corp........................................   3,513    178,847
   *TechTarget, Inc.......................................   1,002      5,090
   *TeleCommunication Systems, Inc. Class A...............   4,140      9,356
   *Telenav, Inc..........................................   1,400     11,060
   *TeleTech Holdings, Inc................................   2,400     44,880
    Tellabs, Inc..........................................  37,363     85,188
    Telular Corp..........................................   2,142     23,755
   *Teradata Corp.........................................  17,385  1,158,884
   *Teradyne, Inc.........................................  20,067    324,283
    Tessco Technologies, Inc..............................   1,314     29,368
    Tessera Technologies, Inc.............................   4,753     83,415
   *Texas Instruments, Inc................................ 114,981  3,803,571
   *TIBCO Software, Inc...................................  16,800    393,792
   *TNS, Inc..............................................   2,000     41,900
   *Total System Services, Inc............................  16,983    394,855
    Transact Technologies, Inc............................     600      4,824
   *Trimble Navigation, Ltd...............................  13,382    836,375
   *TriQuint Semiconductor, Inc...........................  16,900     88,725
   *TTM Technologies, Inc.................................   5,400     43,038
   *Tyler Technologies, Inc...............................   3,000    162,150
   *Ultimate Software Group, Inc..........................   2,696    273,752
   *Ultra Clean Holdings..................................   2,422     13,587
   *Ultratech, Inc........................................   2,900    118,117
  #*Unisys Corp...........................................   4,732    105,098
    United Online, Inc....................................   9,350     62,084
   *Unwired Planet, Inc...................................   5,355     10,817
   *USA Technologies, Inc.................................     346        758
   *ValueClick, Inc.......................................   7,300    149,431
   *Veeco Instruments, Inc................................   3,900    122,655
   *VeriFone Systems, Inc.................................  10,903    378,552
   *Verint Systems, Inc...................................   2,355     79,599
   *VeriSign, Inc.........................................  16,123    699,899
  #*ViaSat, Inc...........................................   3,800    145,958
   *Viasystems Group, Inc.................................   1,015     14,301
   *Vicon Industries, Inc.................................     900      2,475
   *Video Display Corp....................................   1,359      5,096
   *Virtusa Corp..........................................   2,057     42,600
    Visa, Inc.............................................  56,413  8,908,177
   *Vishay Intertechnology, Inc...........................  12,724    139,837
   *Vishay Precision Group, Inc...........................   1,042     13,744
  #*VistaPrint NV.........................................   3,805    136,409
   *VMware, Inc. Class A..................................   8,242    630,348
   *Volterra Semiconductor Corp...........................   1,558     25,614
    Wayside Technology Group, Inc.........................     152      1,870
   *Web.com Group, Inc....................................   4,205     68,121
   *WebMD Health Corp.....................................   4,354     71,972
   *Websense, Inc.........................................   2,834     41,461
   *Westell Technologies, Inc. Class A....................   5,426      9,930
    Western Digital Corp..................................  24,098  1,132,606

                                     1001

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Western Union Co. (The)...............................  63,452 $    902,922
   *WEX, Inc..............................................   3,940      309,723
    Xerox Corp............................................ 135,087    1,082,047
    Xilinx, Inc...........................................  27,430    1,000,921
   *XO Group, Inc.........................................   4,000       38,480
    Xyratex, Ltd..........................................   1,982       18,433
   *Yahoo!, Inc........................................... 119,439    2,344,588
   *Zebra Technologies Corp. Class A......................   5,083      219,992
   *Zix Corp..............................................   3,650       11,899
   *Zygo Corp.............................................   1,309       20,826
Total Information Technology..............................          302,107,052
Materials -- (4.1%)
    A. Schulman, Inc......................................   2,719       87,416
   *A.M. Castle & Co......................................   1,388       23,388
   *AEP Industries, Inc...................................     422       27,168
   *Air Products & Chemicals, Inc.........................  21,807    1,906,586
    Airgas, Inc...........................................   7,460      710,490
   *Albemarle Corp........................................   9,203      564,236
    Alcoa, Inc............................................ 115,538    1,021,356
    Allegheny Technologies, Inc...........................   9,806      310,360
   *Allied Nevada Gold Corp...............................   9,346      221,407
   *AMCOL International Corp..............................   2,400       70,872
   *American Pacific Corp.................................     300        5,904
   *American Vanguard Corp................................   2,950      100,005
    AptarGroup, Inc.......................................   7,000      360,710
   *Arabian American Development Co.......................     613        4,849
    Ashland, Inc..........................................   8,407      660,034
   #Axiall Corp...........................................   3,276      184,046
    Balchem Corp..........................................   3,412      127,609
   *Ball Corp.............................................  15,487      689,481
    Bemis Co., Inc........................................  11,191      399,295
    Boise, Inc............................................  10,125       83,531
   *Buckeye Technologies, Inc.............................   4,100      117,875
    Cabot Corp............................................   6,836      255,871
   *Calgon Carbon Corp....................................   5,900       94,636
    Carpenter Technology Corp.............................   4,601      240,770
   *Celanese Corp. Class A................................  16,930      793,678
   *Century Aluminum Co...................................   4,940       42,533
    CF Industries Holdings, Inc...........................   6,823    1,563,627
    Chase Corp............................................   1,300       24,466
   *Chemtura Corp.........................................  10,398      246,641
   *Clearwater Paper Corp.................................   2,200       99,682
   #Cliffs Natural Resources, Inc.........................  15,500      578,305
   *Coeur d'Alene Mines Corp..............................   9,600      208,320
    Commercial Metals Co..................................  11,043      183,866
    Compass Minerals International, Inc...................   3,504      252,463
   *Core Molding Technologies, Inc........................     389        2,742
   *Crown Holdings, Inc...................................  15,714      594,932
    Cytec Industries, Inc.................................   4,600      337,180
    Deltic Timber Corp....................................   1,082       78,510
    Domtar Corp...........................................   3,743      311,530
    Dow Chemical Co. (The)................................ 120,724    3,887,313
   *E.I. du Pont de Nemours & Co..........................  96,061    4,558,094
    Eagle Materials, Inc..................................   5,119      331,558
   *Eastman Chemical Co...................................  16,276    1,158,037
    Ecolab, Inc...........................................  31,292    2,265,541
   *Ferro Corp............................................   7,000       35,700
   *Flotek Industries, Inc................................   5,082       68,404
    FMC Corp..............................................  14,500      891,315
    Freeport-McMoRan Copper & Gold, Inc...................  99,245    3,498,386

                                     1002

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES   VALUE+
                                                           ------ ----------
Materials -- (Continued)
    Friedman Industries, Inc..............................    599 $    6,571
    FutureFuel Corp.......................................    700      8,925
  #*General Moly, Inc.....................................  4,913     18,129
   *Globe Specialty Metals, Inc...........................  6,254     94,811
  #*Golden Minerals Co....................................  1,450      5,032
   *Graphic Packaging Holding Co.......................... 14,415    101,049
    Greif, Inc. Class A...................................  2,500    117,450
   *H.B. Fuller Co........................................  5,400    211,032
   *Hawkins, Inc..........................................    888     34,650
   *Haynes International, Inc.............................  1,800     92,016
   *Headwaters, Inc.......................................  7,000     65,520
    Hecla Mining Co....................................... 28,200    148,050
   *Horsehead Holding Corp................................  3,876     38,605
    Huntsman Corp......................................... 21,532    379,609
   *Innophos Holdings, Inc................................  2,500    126,425
   *Innospec, Inc.........................................  2,100     84,525
   *International Flavors & Fragrances, Inc...............  8,630    607,811
    International Paper Co................................ 43,500  1,801,770
    Intrepid Potash, Inc..................................  5,600    130,480
    Kaiser Aluminum Corp..................................  1,800    111,888
    KapStone Paper & Packaging Corp.......................  3,999     95,976
    KMG Chemicals, Inc....................................  1,500     29,325
    Koppers Holdings, Inc.................................  1,680     68,141
   *Kraton Performance Polymers, Inc......................  3,187     83,659
   #Kronos Worldwide, Inc.................................  2,426     47,040
   *Landec Corp...........................................  3,992     47,106
   *Louisiana-Pacific Corp................................ 14,700    285,621
   *LSB Industries, Inc...................................  2,000     82,800
    LyondellBasell Industries NV Class A.................. 32,429  2,056,647
   #Martin Marietta Materials, Inc........................  4,800    473,904
    Materion Corp.........................................  1,659     44,627
   *McEwen Mining, Inc.................................... 13,772     43,106
    MeadWestvaco Corp..................................... 18,272    572,827
   *Mercer International, Inc.............................  3,588     25,080
    Metals USA Holdings Corp..............................  2,264     40,707
    Minerals Technologies, Inc............................  3,500    144,795
  #*Molycorp, Inc.........................................  5,989     44,199
   *Monsanto Co........................................... 56,970  5,773,910
    Mosaic Co. (The)...................................... 29,958  1,834,928
    Myers Industries, Inc.................................  3,889     57,479
    Neenah Paper, Inc.....................................  1,500     46,410
   *NewMarket Corp........................................  1,212    309,254
    Newmont Mining Corp................................... 50,732  2,179,447
    Noranda Aluminum Holding Corp.........................  2,200     12,958
   *Northern Technologies International Corp..............    300      4,017
    Nucor Corp............................................ 32,333  1,487,641
    Olin Corp.............................................  8,155    189,685
    Olympic Steel, Inc....................................  1,300     27,313
   *OM Group, Inc.........................................  3,037     83,882
   *Omnova Solutions, Inc.................................  3,300     26,994
   *Owens-Illinois, Inc................................... 17,100    406,980
    P.H. Glatfelter Co....................................  4,200     78,036
   *Packaging Corp. of America............................ 10,700    411,201
   *Penford Corp..........................................  1,572     12,890
   *PolyOne Corp..........................................  9,300    203,112
   *PPG Industries, Inc................................... 16,435  2,265,893
   *Praxair, Inc.......................................... 31,446  3,470,695
   *Quaker Chemical Corp..................................  1,200     68,604
    Reliance Steel & Aluminum Co..........................  8,000    517,760
   *Resolute Forest Products..............................  2,379     32,450
    Rock Tenn Co. Class A.................................  7,127    562,677

                                     1003

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
    Rockwood Holdings, Inc................................   7,980 $   436,745
    Royal Gold, Inc.......................................   6,650     496,556
    RPM International, Inc................................  13,941     435,099
   *RTI International Metals, Inc.........................   3,000      85,200
    Schnitzer Steel Industries, Inc. Class A..............   2,300      66,884
   *Schweitzer-Mauduit International, Inc.................   2,986     121,650
    Scotts Miracle-Gro Co. Class A (The)..................   4,409     192,761
    Sealed Air Corp.......................................  18,477     345,889
    Sensient Technologies Corp............................   4,721     179,870
   *Sherwin-Williams Co. (The)............................   9,200   1,491,688
  #*Sigma-Aldrich Corp....................................  12,800     989,824
   *Silgan Holdings, Inc..................................   5,600     240,240
    Sonoco Products Co....................................  11,072     343,121
   *Southern Copper Corp..................................  18,041     710,635
   *Spartech Corp.........................................   2,300      21,919
    Steel Dynamics, Inc...................................  21,100     320,931
   *Stepan Co.............................................   1,746     102,420
   *Stillwater Mining Co..................................  11,244     151,344
   *SunCoke Energy, Inc...................................   6,923     114,783
    Synalloy Corp.........................................     737      10,473
  #*Texas Industries, Inc.................................   1,900     107,996
    Tredegar Corp.........................................   2,230      50,866
   *United States Lime & Minerals, Inc....................     353      16,256
   #United States Steel Corp..............................  15,300     341,955
   *Universal Stainless & Alloy Products, Inc.............     545      19,473
   *Valspar Corp..........................................   9,100     603,148
    Vulcan Materials Co...................................  13,048     737,995
   *Walter Energy, Inc....................................   6,000     225,300
    Wausau Paper Corp.....................................   5,215      50,429
    Westlake Chemical Corp................................   2,630     241,592
   *Worthington Industries, Inc...........................   5,620     154,438
   *WR Grace & Co.........................................   7,800     560,040
    Zep, Inc..............................................   2,526      36,880
   *Zoltek Cos., Inc......................................   2,537      20,677
                                                                   -----------
Total Materials...........................................          68,739,919
                                                                   -----------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares..........     100          --
  o*Gerber Scientific, Inc. Escrow Shares.................   2,901          --
  o*Petrocorp, Inc. Escrow Shares.........................     100           6
  o*Price Communications Liquidation Trust................   3,605          --
                                                                   -----------
Total Other...............................................                   6
                                                                   -----------
Telecommunication Services -- (2.6%)
    Alaska Communications Systems Group, Inc..............   1,400       2,464
    AT&T, Inc............................................. 600,728  20,899,327
    Atlantic Tele-Network, Inc............................   1,149      49,729
   *Boingo Wireless, Inc..................................   1,200       9,288
   *Cbeyond, Inc..........................................   2,962      26,066
    CenturyLink, Inc......................................  63,542   2,570,274
   *Cincinnati Bell, Inc..................................  21,600     102,600
   *Consolidated Communications Holdings, Inc.............   4,233      72,850
   *Crown Castle International Corp.......................  31,300   2,207,276
   #Frontier Communications Corp.......................... 103,738     474,083
   *General Communications, Inc. Class A..................   3,550      30,210
    HickoryTech Corp......................................   2,100      20,328
    IDT Corp. Class B.....................................   1,800      18,396
   *Iridium Communications, Inc...........................   4,218      29,526
  #*Leap Wireless International, Inc......................   7,025      40,604
   *Level 3 Communications, Inc...........................  15,603     371,663
    Lumos Networks Corp...................................   2,000      19,420

                                     1004

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Telecommunication Services -- (Continued)
   *MetroPCS Communications, Inc..........................  26,297 $   263,759
    Neutral Tandem, Inc...................................   2,700       7,479
  #*NII Holdings, Inc.....................................  17,652     123,564
    NTELOS Holdings Corp..................................   2,000      25,860
   *ORBCOMM, Inc..........................................   1,021       4,309
   *Premiere Global Services, Inc.........................   5,500      51,535
    Primus Telecommunications Group, Inc..................     900       9,612
   *SBA Communications Corp...............................  13,400     933,444
    Shenandoah Telecommunications Co......................   1,830      26,828
   *Sprint Nextel Corp.................................... 322,019   1,812,967
    Telephone & Data Systems, Inc.........................   9,517     240,685
   *tw telecom, Inc.......................................  16,100     444,843
   *United States Cellular Corp...........................     500      19,020
    USA Mobility, Inc.....................................   2,839      32,819
    Verizon Communications, Inc........................... 303,070  13,216,883
   *Vonage Holdings Corp..................................   3,236       8,446
   #Windstream Corp.......................................  56,570     550,992
                                                                   -----------
Total Telecommunication Services..........................          44,717,149
                                                                   -----------
Utilities -- (3.5%)
    AES Corp. (The).......................................  66,393     719,700
    AGL Resources, Inc....................................  12,634     528,101
    ALLETE, Inc...........................................   3,700     170,718
    Alliant Energy Corp...................................  11,900     545,496
    Ameren Corp...........................................  25,900     840,196
    American Electric Power Co., Inc......................  50,000   2,264,500
    American States Water Co..............................   2,200     111,210
    American Water Works Co., Inc.........................  19,000     727,320
    Aqua America, Inc.....................................  15,467     421,166
    Artesian Resources Corp. Class A......................     471      10,668
    Atmos Energy Corp.....................................  10,030     374,721
    Avista Corp...........................................   1,500      38,790
    Black Hills Corp......................................   4,500     181,575
    California Water Service Group........................   4,092      79,794
   *Calpine Corp..........................................  34,897     688,518
    CenterPoint Energy, Inc...............................  42,700     872,788
    CH Energy Group, Inc..................................   1,800     117,000
    Chesapeake Utilities Corp.............................   1,000      47,460
    Cleco Corp............................................   6,582     281,381
    CMS Energy Corp.......................................  28,352     728,646
    Connecticut Water Services, Inc.......................   1,422      42,148
    Consolidated Edison, Inc..............................  29,330   1,668,290
    Consolidated Water Co., Ltd...........................     777       6,946
    Delta Natural Gas Co., Inc............................     720      14,184
    Dominion Resources, Inc...............................  59,103   3,198,063
    DTE Energy Co.........................................  18,500   1,171,235
    Duke Energy Corp......................................  72,048   4,952,580
   *Dynegy, Inc...........................................      84       1,680
    Edison International, Inc.............................  30,494   1,469,506
    El Paso Electric Co...................................   4,200     141,498
    Empire District Electric Co. (The)....................   4,470      94,809
    Entergy Corp..........................................  19,100   1,233,860
    Exelon Corp...........................................  87,191   2,741,285
    FirstEnergy Corp......................................  43,020   1,741,880
    Gas Natural, Inc......................................     850       8,390
    Genie Energy, Ltd. Class B............................   1,800      12,852
    Great Plains Energy, Inc..............................  17,100     365,940
    Hawaiian Electric Industries, Inc.....................  10,300     277,791
    IDACORP, Inc..........................................   5,551     257,622
    Integrys Energy Group, Inc............................   8,040     439,708
    ITC Holdings Corp.....................................   5,700     461,700

                                     1005

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                        SHARES       VALUE+
                                                       --------- --------------
Utilities -- (Continued)
    Laclede Group, Inc. (The).........................     2,300 $       91,816
    MDU Resources Group, Inc..........................    19,189        447,487
    MGE Energy, Inc...................................     2,526        132,337
    Middlesex Water Co................................     1,620         31,282
    National Fuel Gas Co..............................     7,172        390,157
    New Jersey Resources Corp.........................     4,454        187,202
    NextEra Energy, Inc...............................    40,519      2,919,394
    NiSource, Inc.....................................    32,315        873,474
    Northeast Utilities, Inc..........................    33,710      1,373,008
    Northwest Natural Gas Co..........................     2,797        127,040
    NorthWestern Corp.................................     3,938        145,667
   *NRG Energy, Inc...................................    35,895        861,480
    NV Energy, Inc....................................    24,900        471,357
    OGE Energy Corp...................................    10,200        598,842
   *ONEOK, Inc........................................    21,000        987,210
   #Ormat Technologies, Inc...........................     1,700         36,142
    Otter Tail Corp...................................     3,400         91,392
   #Pepco Holdings, Inc...............................    24,900        486,048
    PG&E Corp.........................................    44,028      1,877,354
    Piedmont Natural Gas Co...........................     7,900        250,904
    Pinnacle West Capital Corp........................    11,815        630,685
    PNM Resources, Inc................................     8,650        184,764
    Portland General Electric Co......................     8,207        235,705
    PPL Corp..........................................    58,400      1,768,936
    Public Service Enterprise Group, Inc..............    49,741      1,550,924
    Questar Corp......................................    19,300        448,339
    RGC Resources, Inc................................       200          3,674
    SCANA Corp........................................    13,403        627,394
    Sempra Energy.....................................    23,500      1,763,675
    SJW Corp..........................................     2,210         59,935
    South Jersey Industries, Inc......................     3,300        179,124
    Southern Co. (The)................................    90,018      3,981,496
    Southwest Gas Corp................................     5,119        228,000
   *Synthesis Energy Systems, Inc.....................     2,352          2,611
    TECO Energy, Inc..................................    22,655        402,579
    UGI Corp..........................................    12,034        424,078
    UIL Holdings Corp.................................     5,631        209,530
    Unitil Corp.......................................     1,200         32,136
    UNS Energy Corp...................................     4,395        199,050
    Vectren Corp......................................     9,040        285,302
    Westar Energy, Inc................................    14,053        422,574
    WGL Holdings, Inc.................................     5,799        243,152
    Wisconsin Energy Corp.............................    24,300        958,149
    Xcel Energy, Inc..................................    47,907      1,330,856
    York Water Co.....................................       900         17,010
                                                                 --------------
Total Utilities.......................................               58,620,986
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,654,536,043
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Financial Corp. Contingent Value
   Rights.............................................       700            154
  o*CVR Energy, Inc. Contingent Value Rights..........     8,807             --
   *Dynegy, Inc. Warrants 10/02/17....................     1,310          1,533
  o*Emergent Biosolutions, Inc. Contingent Value
   Rights.............................................       800             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                    1,687
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares............................ 7,481,063      7,481,063
                                                                 --------------

                                     1006

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (1.3%)
(S) @DFA Short Term Investment Fund..................  1,921,593     22,232,826
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $163,337
     FNMA, rates ranging from 2.100%(r) to
     6.163%(r), maturities ranging from 01/01/23 to
     10/01/42, valued at $163,743) to be repurchased
     at $158,580..................................... $      159        158,579
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................                22,391,405
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,018,763,937)^^............................            $1,684,410,198
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             -------------------------------------------------
                                LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                             -------------- ----------- ------- --------------
  Common Stocks
     Consumer Discretionary. $  214,031,517          --   --    $  214,031,517
     Consumer Staples.......    162,947,746          --   --       162,947,746
     Energy.................    179,929,640 $     2,700   --       179,932,340
     Financials.............    230,403,511          --   --       230,403,511
     Health Care............    201,740,481      75,157   --       201,815,638
     Industrials............    191,220,179          --   --       191,220,179
     Information Technology.    302,105,912       1,140   --       302,107,052
     Materials..............     68,739,919          --   --        68,739,919
     Other..................             --           6   --                 6
     Telecommunication
       Services.............     44,717,149          --   --        44,717,149
     Utilities..............     58,620,986          --   --        58,620,986
  Rights/Warrants...........          1,533         154   --             1,687
  Temporary Cash
    Investments.............      7,481,063          --   --         7,481,063
  Securities Lending
    Collateral..............             --  22,391,405   --        22,391,405
                             -------------- -----------   --    --------------
  TOTAL..................... $1,661,939,636 $22,470,562   --    $1,684,410,198
                             ============== ===========   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1007

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- -----------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (16.8%)
   *1-800-FLOWERS.COM, Inc. Class A....................... 153,253 $   616,078
    A.H. Belo Corp. Class A............................... 100,654     531,453
    Aaron's, Inc..........................................  12,440     368,846
  #*ALCO Stores, Inc......................................  10,636      86,683
   *Aldila, Inc...........................................  12,366      48,969
    Ambassadors Group, Inc................................   1,110       5,472
    Amcon Distributing Co.................................     388      28,275
    American Greetings Corp. Class A...................... 130,517   2,088,272
   *America's Car-Mart, Inc...............................  44,364   1,766,574
   *Arctic Cat, Inc.......................................  30,275   1,094,138
    Ark Restaurants Corp..................................  11,046     193,857
   *Asbury Automotive Group, Inc..........................  18,200     647,192
   *Ascent Capital Group, Inc. Class A....................  37,699   2,401,803
   *Ballantyne Strong, Inc................................  85,890     307,486
  #*Barnes & Noble, Inc................................... 197,235   2,631,115
    Bassett Furniture Industries, Inc.....................  44,555     620,206
    Beasley Broadcast Group, Inc. Class A.................  42,442     213,908
  #*Beazer Homes USA, Inc.................................  82,855   1,559,331
    bebe stores, Inc...................................... 136,701     571,410
    Belo Corp. Class A.................................... 179,481   1,520,204
    Big 5 Sporting Goods Corp.............................  17,124     237,510
   *Biglari Holdings, Inc.................................   6,120   2,257,546
   *Bluegreen Corp........................................ 173,693   1,667,453
    Bob Evans Farms, Inc.................................. 102,827   4,552,151
    Bon-Ton Stores, Inc. (The)............................  33,866     425,018
  #*Books-A-Million, Inc..................................  89,105     218,307
    Bowl America, Inc. Class A............................  11,489     146,887
  #*Boyd Gaming Corp...................................... 179,677   1,259,536
   *Bridgepoint Education, Inc............................   3,300      34,815
    Brown Shoe Co., Inc................................... 191,145   3,295,340
   *Build-A-Bear Workshop, Inc............................  93,796     384,564
   *Cabela's, Inc......................................... 228,775  11,809,365
   *Cache, Inc............................................  63,573     157,025
    Callaway Golf Co...................................... 342,276   2,245,331
   *Cambium Learning Group, Inc...........................  57,897      72,950
    Canterbury Park Holding Corp..........................   7,625      81,892
    Carriage Services, Inc................................ 171,821   2,402,058
   *Carrols Restaurant Group, Inc.........................  42,175     264,437
   *Casual Male Retail Group, Inc.........................  43,228     198,417
   *Cavco Industries, Inc.................................  22,377   1,160,471
   *Central European Media Enterprises, Ltd. Class A......   3,927      23,209
   *Charles & Colvard, Ltd................................  35,836     137,610
   *Christopher & Banks Corp.............................. 129,208     801,090
    Churchill Downs, Inc..................................  56,570   3,657,816
   *Citi Trends, Inc......................................   1,389      17,974
   *Clear Channel Outdoor Holdings, Inc. Class A..........  69,077     518,078
   *Coast Distribution System, Inc. (The).................  18,627      39,117
   *Cobra Electronics Corp................................  19,854      80,409
  #*Conn's, Inc........................................... 159,725   4,542,579
    Core-Mark Holding Co., Inc............................  59,460   2,980,730
   *Corinthian Colleges, Inc.............................. 306,158     753,149
    CSS Industries, Inc...................................  44,401   1,008,347
    Culp, Inc.............................................  36,886     645,505
   *Cumulus Media, Inc. Class A...........................  22,918      74,484
   *Cybex International, Inc..............................  49,204     123,994
    D.R. Horton, Inc......................................  25,384     600,585
    Dana Holding Corp..................................... 145,532   2,340,155
   *dELiA*s, Inc..........................................  47,628      49,057

                                     1008

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Delta Apparel, Inc....................................  17,375 $   251,069
   *Dex One Corp..........................................  20,600      35,638
  #*Digital Generation, Inc...............................  12,693     127,057
    Dillard's, Inc. Class A............................... 355,688  30,023,624
   *DineEquity, Inc.......................................  59,800   4,380,948
   *Dixie Group, Inc. (The)............................... 107,293     453,849
   *Dorman Products, Inc.................................. 146,076   5,058,612
    Dover Downs Gaming & Entertainment, Inc...............  16,136      35,983
    Dover Motorsports, Inc................................ 109,057     187,578
  #*DreamWorks Animation SKG, Inc. Class A................ 162,850   2,835,218
   *Drew Industries, Inc..................................     245       8,972
   *E.W. Scripps Co. Class A (The)........................ 235,669   2,590,002
  #*Education Management Corp.............................  36,822     159,439
    Educational Development Corp..........................   2,276       8,990
   *Emerson Radio Corp.................................... 234,338     398,375
  #*Entercom Communications Corp. Class A.................  26,220     208,187
    Escalade, Inc.........................................  24,227     133,006
   *Exide Technologies.................................... 134,561     462,890
  #*FAB Universal Corp....................................   5,037      16,975
   *Famous Dave's of America, Inc.........................     479       4,483
   *Federal-Mogul Corp.................................... 143,350   1,338,889
    Finish Line, Inc. Class A (The).......................  42,513     792,442
    Fisher Communications, Inc............................  37,668   1,336,461
  #*Flanigan's Enterprises, Inc...........................   5,016      38,899
    Flexsteel Industries, Inc.............................  26,545     622,746
    Foot Locker, Inc...................................... 248,347   8,530,719
    Fred's, Inc. Class A.................................. 199,160   2,632,895
    Frisch's Restaurants, Inc.............................  23,920     437,018
   *Fuel Systems Solutions, Inc...........................  20,405     299,545
   *Full House Resorts, Inc...............................  57,269     184,406
   *Furniture Brands International, Inc................... 170,137     234,789
   *Gaiam, Inc. Class A...................................  47,824     156,384
   #GameStop Corp. Class A................................ 431,501  10,010,823
    Gaming Partners International Corp....................     100         760
    Gannett Co., Inc...................................... 412,001   8,087,580
   *Genesco, Inc..........................................  88,059   5,488,717
   *G-III Apparel Group, Ltd..............................  65,443   2,348,749
   *Gray Television, Inc.................................. 171,570     641,672
   *Gray Television, Inc. Class A.........................   2,809       9,663
   #Group 1 Automotive, Inc............................... 126,434   8,564,639
   *Hallwood Group, Inc. (The)............................   7,822      72,471
    Harte-Hanks, Inc...................................... 125,898   1,031,105
    Hastings Entertainment, Inc...........................  65,844     142,881
    Haverty Furniture Cos., Inc........................... 110,114   1,982,052
    Haverty Furniture Cos., Inc. Class A..................     700      12,649
   *Helen of Troy, Ltd.................................... 136,528   4,942,314
  #*hhgregg, Inc..........................................  57,403     486,777
   *Hollywood Media Corp..................................  63,704      83,452
    Hooker Furniture Corp.................................  55,054     831,315
   *Hot Topic, Inc........................................ 177,424   1,969,406
  #*Iconix Brand Group, Inc............................... 357,800   8,605,090
    International Speedway Corp. Class A.................. 130,172   3,568,015
   *Isle of Capri Casinos, Inc............................ 172,685   1,213,976
    JAKKS Pacific, Inc.................................... 141,049   1,842,100
   *Jarden Corp...........................................  21,300   1,253,292
   *Johnson Outdoors, Inc. Class A........................ 101,246   2,174,764
    Jones Group, Inc. (The)............................... 355,797   4,269,564
   *Journal Communications, Inc. Class A.................. 247,681   1,357,292
   #KB Home...............................................  55,554   1,059,415
   *Kid Brands, Inc.......................................  67,945     112,109
   *Kirkland's, Inc.......................................  53,915     623,797

                                     1009

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Kona Grill, Inc.......................................   1,474 $    12,455
    Koss Corp.............................................     710       3,500
   *K-Swiss, Inc. Class A.................................  68,559     322,913
   *Lakeland Industries, Inc..............................  34,327     168,546
    La-Z-Boy, Inc......................................... 233,867   3,657,680
   *LeapFrog Enterprises, Inc.............................  26,371     237,603
   *Lee Enterprises, Inc..................................  63,586      80,754
   #Lennar Corp. Class A.................................. 325,800  13,533,732
    Lennar Corp. Class B Voting...........................  66,537   2,201,044
  #*Life Time Fitness, Inc................................  16,853     854,953
    Lifetime Brands, Inc..................................  63,921     680,119
    Lincoln Educational Services Corp.....................     664       3,679
   *Lithia Motors, Inc. Class A........................... 129,782   5,615,667
   *Live Nation Entertainment, Inc........................ 433,828   4,451,075
   *Luby's, Inc........................................... 151,536   1,033,476
   *M/I Homes, Inc........................................  95,252   2,594,664
    Mac-Gray Corp.........................................  92,718   1,119,106
   *Madison Square Garden Co. Class A (The)...............  69,139   3,596,611
    Marcus Corp........................................... 108,304   1,440,443
   *MarineMax, Inc........................................ 127,066   1,484,131
   *Marriott Vacations Worldwide Corp.....................  27,511   1,220,938
   *Martha Stewart Living Omnimedia Class A...............   8,504      24,747
   *McClatchy Co. Class A (The)........................... 305,317     891,526
    MDC Holdings, Inc.....................................  87,426   3,437,590
  #*Media General, Inc. Class A...........................  96,566     411,371
    Men's Wearhouse, Inc. (The)........................... 200,316   6,079,591
   #Meredith Corp.........................................  11,852     429,754
  #*Meritage Homes Corp...................................  74,502   3,295,968
   *Modine Manufacturing Co............................... 138,219   1,172,097
   *Mohawk Industries, Inc................................ 190,548  19,371,110
   *Monarch Casino & Resort, Inc..........................   6,280      65,061
  #*Motorcar Parts of America, Inc........................  56,988     380,110
   *Movado Group, Inc..................................... 105,959   3,873,861
   *MTR Gaming Group, Inc.................................  97,351     389,404
   *Multimedia Games Holding Co., Inc.....................  74,184   1,256,677
    NACCO Industries, Inc. Class A........................  25,447   1,658,127
   *Nathan's Famous, Inc..................................   9,601     396,233
   *Nautilus, Inc.........................................  32,258     174,516
   *Navarre Corp..........................................     300         651
   *New York & Co., Inc................................... 121,740     476,003
   *New York Times Co. Class A (The)......................   4,600      40,756
   *Office Depot, Inc..................................... 587,914   2,545,668
    OfficeMax, Inc........................................ 269,230   2,902,299
   *Orbitz Worldwide, Inc.................................   2,018       5,832
   *Orient-Express Hotels, Ltd. Class A................... 447,582   5,200,903
    Outdoor Channel Holdings, Inc......................... 127,101     981,220
   *P & F Industries, Inc. Class A........................   2,025      17,212
  #*Pacific Sunwear of California, Inc.................... 286,074     566,427
    Penske Automotive Group, Inc.......................... 236,131   7,773,433
   #Pep Boys - Manny, Moe & Jack (The).................... 186,824   2,079,351
   *Perfumania Holdings, Inc..............................  27,270     172,892
    Perry Ellis International, Inc........................  84,114   1,623,400
   *Pinnacle Entertainment, Inc........................... 190,559   2,963,192
   *Point.360.............................................   7,043       5,458
   *PulteGroup, Inc....................................... 210,488   4,365,521
    PVH Corp..............................................  43,120   5,125,674
   *Quiksilver, Inc....................................... 406,028   2,655,423
    R.G. Barry Corp.......................................  10,660     142,631
   *Radio One, Inc. Class D...............................  50,923      69,255
   *Reading International, Inc. Class B...................   6,238      42,294
   *Red Lion Hotels Corp..................................  96,956     724,261

                                     1010

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   *Red Robin Gourmet Burgers, Inc......................    79,845 $  2,951,870
    Regis Corp..........................................   257,677    4,573,767
    Rent-A-Center, Inc..................................   217,582    7,763,326
   *Rick's Cabaret International, Inc...................    49,664      418,171
   *Rocky Brands, Inc...................................    37,738      532,861
    Royal Caribbean Cruises, Ltd........................    59,707    2,161,393
   *Ruby Tuesday, Inc...................................   231,488    1,743,105
    Saga Communications, Inc. Class A...................    34,255    1,609,969
   *Saks, Inc...........................................   613,294    6,629,708
    Salem Communications Corp. Class A..................    55,646      324,416
    Scholastic Corp.....................................   140,916    4,179,569
   *School Specialty, Inc...............................    46,494        4,784
    Service Corp. International.........................   492,809    7,357,638
    Shiloh Industries, Inc..............................   200,500    2,175,425
    Shoe Carnival, Inc..................................   119,379    2,443,688
   *Skechers U.S.A., Inc. Class A.......................   185,214    3,519,066
   *Skyline Corp........................................    29,726      141,793
  #*Smith & Wesson Holding Corp.........................    90,916      781,878
   *Sonic Automotive, Inc. Class A......................     1,600       38,832
   *Spanish Broadcasting System, Inc. Class A...........     4,503       12,563
    Spartan Motors, Inc.................................   167,974      952,413
    Speedway Motorsports, Inc...........................   203,050    3,321,898
   *Sport Chalet, Inc. Class A..........................   132,485      230,524
   *Sport Chalet, Inc. Class B..........................     4,760        8,830
    Stage Stores, Inc...................................   159,243    3,638,703
    Standard Motor Products, Inc........................   123,563    2,867,897
   *Standard Pacific Corp...............................   182,038    1,510,915
   *Stanley Furniture Co., Inc..........................    57,224      266,092
    Stein Mart, Inc.....................................   124,540    1,051,118
   *Steinway Musical Instruments, Inc...................    60,208    1,339,026
    Stewart Enterprises, Inc. Class A...................   381,637    3,148,505
   *Stoneridge, Inc.....................................    15,861       99,290
    Strattec Security Corp..............................    16,028      431,153
    Superior Industries International, Inc..............   143,662    2,912,029
    Superior Uniform Group, Inc.........................    39,336      445,677
    Systemax, Inc.......................................   246,135    2,409,662
   *Tandy Brands Accessories, Inc.......................    56,879       88,731
    Tandy Leather Factory, Inc..........................    18,463      106,532
   *Toll Brothers, Inc..................................   236,222    8,846,514
    Trans World Entertainment Corp......................    62,666      213,691
   *Trinity Place Holdings, Inc.........................    44,394      203,768
   *Tuesday Morning Corp................................   189,888    1,595,059
   *Unifi, Inc..........................................    94,137    1,270,850
   *Universal Electronics, Inc..........................    11,357      216,919
   *Vail Resorts, Inc...................................    34,600    1,828,610
   *Valuevision Media, Inc. Class A.....................    34,465       93,400
   *VOXX International Corp.............................   116,682    1,127,148
    Washington Post Co. Class B (The)...................    12,128    4,677,527
   *Wells-Gardner Electronics Corp......................    35,937       71,874
    Wendy's Co. (The)................................... 1,383,503    7,111,205
   *West Marine, Inc....................................   121,225    1,452,276
   *Wet Seal, Inc. Class A (The)........................   201,327      563,716
    Weyco Group, Inc....................................    11,436      260,512
    Whirlpool Corp......................................    89,628   10,341,279
  #*WMS Industries, Inc.................................   119,815    2,965,421
    Wyndham Worldwide Corp..............................    92,395    5,154,717
   *Zale Corp...........................................    47,456      233,484
                                                                   ------------
Total Consumer Discretionary............................            455,860,135
                                                                   ------------
Consumer Staples -- (3.7%)
    Alico, Inc..........................................     3,639      158,551

                                     1011

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
   *Alliance One International, Inc....................... 434,144 $  1,571,601
    Andersons, Inc. (The).................................  80,280    3,785,202
   *Boulder Brands, Inc................................... 264,860    3,557,070
    Bridgford Foods Corp..................................   2,376       15,729
   *Cal-Maine Foods, Inc..................................   2,794      116,454
    CCA Industries, Inc...................................   9,592       45,082
  #*Central European Distribution Corp....................  12,021       25,845
   *Central Garden & Pet Co...............................  69,666      668,794
   *Central Garden & Pet Co. Class A...................... 182,531    1,755,948
   *Chiquita Brands International, Inc.................... 225,057    1,654,169
   *Coca-Cola Bottling Co. Consolidated...................   5,764      373,104
   *Constellation Brands, Inc. Class A.................... 317,371   10,270,126
   *Constellation Brands, Inc. Class B....................   1,286       41,898
   *Craft Brew Alliance, Inc..............................  91,153      607,991
   *Darling International, Inc............................  15,200      256,424
   *Dean Foods Co.........................................  67,680    1,239,221
   *Dole Food Co., Inc.................................... 251,302    2,799,504
   *Elizabeth Arden, Inc..................................  22,206      852,932
   *Farmer Brothers Co....................................  65,487      880,145
    Fresh Del Monte Produce, Inc.......................... 253,809    6,687,867
    Golden Enterprises, Inc...............................  27,634       95,337
    Griffin Land & Nurseries, Inc.........................   9,784      294,498
  #*Hain Celestial Group, Inc. (The)...................... 151,530    8,635,695
   *Hillshire Brands Co...................................  73,485    2,276,565
    Ingles Markets, Inc. Class A..........................  64,005    1,228,256
    Inter Parfums, Inc....................................  10,013      217,382
   *J & J Snack Foods Corp................................     800       54,520
    John B. Sanfilippo & Son, Inc.........................  48,275      889,708
   *Mannatech, Inc........................................   8,479       51,298
    MGP Ingredients, Inc..................................  75,349      281,052
    Nash Finch Co.........................................  95,436    1,982,206
   *Natural Alternatives International, Inc...............   9,338       48,651
    Nutraceutical International Corp......................  63,623    1,118,492
    Oil-Dri Corp. of America..............................  28,763      798,173
   *Omega Protein Corp.................................... 140,627      971,733
    Orchids Paper Products Co.............................  17,878      392,065
   *Overhill Farms, Inc...................................   1,320        5,980
   *Pantry, Inc. (The).................................... 122,755    1,534,438
   *Pilgrim's Pride Corp..................................   9,043       76,413
   *Post Holdings, Inc.................................... 120,107    4,562,865
   *Prestige Brands Holdings, Inc......................... 268,318    5,755,421
    Reliv' International, Inc.............................   1,105        1,392
   *Sanderson Farms, Inc..................................   2,900      146,392
   *Seneca Foods Corp. Class A............................  30,926      928,089
   *Seneca Foods Corp. Class B............................   1,786       53,776
   *Smithfield Foods, Inc................................. 404,799    9,435,865
    Snyders-Lance, Inc....................................  15,500      394,165
    Spartan Stores, Inc................................... 116,340    1,889,362
   *Spectrum Brands Holdings, Inc.........................  81,722    4,138,402
   *Susser Holdings Corp..................................  95,254    3,987,332
   *TreeHouse Foods, Inc..................................  43,032    2,277,684
    Universal Corp........................................ 108,949    5,924,647
    Village Super Market, Inc. Class A....................  16,501      527,867
    Weis Markets, Inc.....................................  47,530    1,913,558
                                                                   ------------
Total Consumer Staples....................................          100,252,936
                                                                   ------------
Energy -- (8.3%)
    Adams Resources & Energy, Inc.........................  24,037      857,881
    Alon USA Energy, Inc.................................. 135,752    2,663,454
   *Approach Resources, Inc...............................  83,382    2,217,127
   *Arch Coal, Inc........................................  35,400      252,048

                                     1012

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
   *Barnwell Industries, Inc..............................  24,887 $    85,860
  #*Basic Energy Services, Inc............................ 139,833   1,808,041
    Berry Petroleum Co. Class A...........................  47,091   1,733,891
  #*Bill Barrett Corp..................................... 162,823   2,600,283
  #*BioFuel Energy Corp...................................     178         822
    Bolt Technology Corp..................................  27,244     405,936
   *BPZ Resources, Inc.................................... 176,207     555,052
    Bristow Group, Inc.................................... 174,043   9,916,970
   *Cal Dive International, Inc........................... 231,718     440,264
   *Callon Petroleum Co...................................  67,505     347,651
   *Clayton Williams Energy, Inc..........................   3,200     127,520
   *Cloud Peak Energy, Inc................................  69,362   1,214,529
   *Comstock Resources, Inc............................... 129,939   1,895,810
    Contango Oil & Gas Co.................................   4,000     171,720
   *Crimson Exploration, Inc.............................. 116,166     355,468
    Crosstex Energy, Inc.................................. 137,887   2,330,290
   *Dawson Geophysical Co.................................  44,858   1,198,606
    Delek US Holdings, Inc................................ 143,966   4,890,525
    DHT Holdings, Inc.....................................   9,944      45,345
   *Double Eagle Petroleum Co.............................  56,385     286,436
  #*Endeavour International Corp..........................  67,412     366,721
   *ENGlobal Corp.........................................  13,721       8,919
   *EPL Oil & Gas, Inc.................................... 152,581   3,732,131
   #EXCO Resources, Inc...................................  32,497     208,306
   *Exterran Holdings, Inc................................ 268,073   6,230,017
   *Forbes Energy Services, Ltd...........................   2,238       5,215
   *Global Geophysical Services, Inc...................... 112,499     429,746
   *GMX Resources, Inc....................................   9,208      60,681
   *Green Plains Renewable Energy, Inc.................... 128,647   1,004,733
    Gulf Island Fabrication, Inc..........................  68,910   1,600,090
    Gulfmark Offshore, Inc. Class A....................... 114,184   3,969,036
   *Halcon Resources Corp.................................  43,116     329,406
   *Harvest Natural Resources, Inc........................ 197,639   1,834,090
  #*Heckmann Corp......................................... 167,433     642,943
   *Helix Energy Solutions Group, Inc..................... 562,740  13,348,193
   *Hercules Offshore, Inc................................ 650,009   4,277,059
   *HKN, Inc..............................................   1,581     132,014
    HollyFrontier Corp.................................... 209,593  10,944,946
   *Hornbeck Offshore Services, Inc....................... 164,640   6,060,398
   *James River Coal Co...................................  21,700      65,317
   *Key Energy Services, Inc.............................. 121,025     983,933
  #*Lucas Energy, Inc.....................................  30,850      49,360
  #*Magnum Hunter Resources Corp..........................  33,400     134,936
   *Matrix Service Co.....................................  52,083     743,745
   *Mexco Energy Corp.....................................   7,515      52,981
  #*Miller Energy Resources, Inc..........................   7,704      31,047
   *Mitcham Industries, Inc...............................  60,906     902,627
   *Nabors Industries, Ltd................................  63,797   1,063,496
   *Natural Gas Services Group, Inc.......................  68,721   1,250,035
   *Newpark Resources, Inc................................ 388,622   3,349,922
   #Nordic American Tankers, Ltd..........................     400       3,456
  o*Overseas Shipholding Group, Inc.......................   5,455       5,455
   *Parker Drilling Co.................................... 561,981   3,158,333
   #Patterson-UTI Energy, Inc............................. 473,266   9,626,230
  #*PDC Energy, Inc....................................... 106,340   3,937,770
    Penn Virginia Corp....................................  85,634     367,370
   *PHI, Inc. Non-Voting..................................  96,042   3,178,030
   *PHI, Inc. Voting......................................     542      18,233
   *Pioneer Energy Services Corp.......................... 278,538   2,111,318
   *Plains Exploration & Production Co.................... 372,716  17,797,189
   *REX American Resources Corp........................... 105,778   2,310,192

                                     1013

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Rex Energy Corp.....................................    80,200 $  1,053,026
   *Rowan Cos. P.L.C. Class A...........................   328,885   11,339,955
    SEACOR Holdings, Inc................................    69,842    6,353,527
   *SemGroup Corp. Class A..............................    23,770    1,025,913
    Ship Finance International, Ltd.....................    38,083      642,079
   *SM Energy Co........................................    12,542      729,443
   *Superior Energy Services, Inc.......................    89,277    2,229,247
   *Swift Energy Co.....................................   167,159    2,519,086
   *Synergy Resources Corp..............................       982        6,088
    Teekay Corp.........................................   156,368    5,501,026
   *Tesco Corp..........................................    11,806      142,735
    Tesoro Corp.........................................   419,582   20,429,448
   *TETRA Technologies, Inc.............................   122,286    1,039,431
    TGC Industries, Inc.................................    12,511      113,850
   #Tidewater, Inc......................................   146,594    7,208,027
   *Triangle Petroleum Corp.............................   102,199      642,832
   *Unit Corp...........................................   103,566    4,984,632
   *USEC, Inc...........................................   606,905      343,812
   *VAALCO Energy, Inc..................................   109,363      928,492
   *Warren Resources, Inc...............................   104,301      316,032
    Western Refining, Inc...............................   378,467   12,727,845
   *Willbros Group, Inc.................................   199,520    1,304,861
                                                                   ------------
Total Energy............................................            224,308,535
                                                                   ------------
Financials -- (24.1%)
   *1st Constitution Bancorp............................       785        7,069
    1st Source Corp.....................................   209,862    4,742,881
    1st United Bancorp, Inc.............................    24,738      158,818
    Access National Corp................................    11,256      174,581
   *Alexander & Baldwin, Inc............................   199,071    6,688,786
    Alliance Bancorp, Inc. of Pennsylvania..............     2,169       28,197
    Alliance Financial Corp.............................    11,513      513,595
    Allied World Assurance Co. Holdings AG..............   155,508   13,191,744
    Alterra Capital Holdings, Ltd.......................   192,947    5,879,095
    Ameriana Bancorp....................................       645        5,337
   *American Capital, Ltd............................... 1,164,025   15,551,374
   #American Equity Investment Life Holding Co..........   318,969    4,299,702
    American Financial Group, Inc.......................   370,385   15,763,586
   *American Independence Corp..........................    23,061      110,923
    American National Bankshares, Inc...................    15,485      313,416
    American National Insurance Co......................    41,906    3,235,562
   *American River Bankshares...........................     7,628       55,761
   *American Safety Insurance Holdings, Ltd.............    57,879    1,156,422
   *Ameris Bancorp......................................    69,161      917,075
   *AMERISAFE, Inc......................................    92,970    2,662,661
   *AmeriServ Financial, Inc............................   182,092      542,634
   *Arch Capital Group, Ltd.............................     9,859      457,655
    Argo Group International Holdings, Ltd..............   142,016    5,125,357
    Arrow Financial Corp................................     1,110       27,084
    Aspen Insurance Holdings, Ltd.......................   254,728    8,688,772
  #*Asset Acceptance Capital Corp.......................    52,690      282,945
    Associated Banc-Corp................................   328,656    4,689,921
    Assurant, Inc.......................................   331,133   12,662,526
    Assured Guaranty, Ltd...............................   443,343    8,037,809
    Asta Funding, Inc...................................    54,947      520,348
    Astoria Financial Corp..............................   225,486    2,196,234
    Atlantic American Corp..............................     6,923       23,054
   *Atlantic Coast Financial Corp.......................     3,526       12,306
  #*Atlanticus Holdings Corp............................    57,981      186,119
    Auburn National Bancorporation, Inc.................       513       10,906
   *AV Homes, Inc.......................................    53,958      803,435

                                     1014

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Axis Capital Holdings, Ltd...........................   288,525 $11,041,852
    Baldwin & Lyons, Inc. Class A........................       276       7,024
    Baldwin & Lyons, Inc. Class B........................    58,678   1,449,347
    Bancfirst Corp.......................................       700      28,630
    Bancorp of New Jersey, Inc...........................       541       7,157
   *Bancorp, Inc. (The)..................................    66,870     787,729
    BancorpSouth, Inc....................................   105,711   1,532,809
   *BancTrust Financial Group, Inc.......................    41,338     117,813
    Bank Mutual Corp.....................................   214,914   1,102,509
    Bank of Commerce Holdings............................       300       1,473
    Bank of Kentucky Financial Corp......................     8,736     229,320
    BankFinancial Corp...................................   120,428     909,231
    Banner Corp..........................................    33,096     999,499
    Bar Harbor Bankshares................................    13,518     477,185
    BBCN Bancorp, Inc....................................   183,485   2,218,334
   *BBX Capital Corp. Class A............................       100         776
    BCB Bancorp, Inc.....................................     9,368      89,183
   *BCSB Bancorp, Inc....................................       891      13,944
   *Beneficial Mutual Bancorp, Inc.......................     7,187      67,270
    Berkshire Bancorp, Inc...............................     2,534      21,134
    Berkshire Hills Bancorp, Inc.........................   124,820   3,020,644
   *BofI Holding, Inc....................................    56,878   1,817,821
    Boston Private Financial Holdings, Inc...............   246,430   2,279,477
    Bridge Bancorp, Inc..................................     1,726      35,279
   *Bridge Capital Holdings..............................    12,594     197,600
    Brookline Bancorp, Inc...............................   194,879   1,716,884
    Bryn Mawr Bank Corp..................................     8,975     207,681
    C&F Financial Corp...................................     1,622      65,918
    Calamos Asset Management, Inc. Class A...............    22,569     235,169
    California First National Bancorp....................    17,918     290,272
   *Camco Financial Corp.................................    16,833      47,301
    Camden National Corp.................................    24,991     843,446
    Cape Bancorp, Inc....................................     1,782      16,198
  #*Capital City Bank Group, Inc.........................    37,111     415,643
    Capital Southwest Corp...............................    24,883   2,683,632
    CapitalSource, Inc...................................   425,592   3,451,551
    Capitol Federal Financial, Inc.......................    20,590     241,932
    Cardinal Financial Corp..............................   130,895   2,138,824
    *Carolina Bank Holdings, Inc.........................       100         904
    Cathay General Bancorp...............................   299,120   5,805,919
    Center Bancorp, Inc..................................    42,304     506,802
    Centerstate Banks, Inc...............................    16,984     150,308
   *Central Pacific Financial Corp.......................     1,332      21,459
    Century Bancorp, Inc. Class A........................     3,160     105,323
    CFS Bancorp, Inc.....................................   115,107     855,245
    Chemical Financial Corp..............................    82,209   1,998,501
   *Chicopee Bancorp, Inc................................     8,359     133,995
    Cincinnati Financial Corp............................   109,109   4,630,586
   *Citizens Community Bancorp, Inc......................    29,400     186,102
    Citizens Holding Co..................................     1,122      21,268
   *Citizens, Inc........................................   167,031   1,671,980
    City Holding Co......................................     8,151     308,026
    Clifton Savings Bancorp, Inc.........................       543       6,321
    CNB Financial Corp...................................     1,243      21,119
    CNO Financial Group, Inc............................. 1,264,042  12,981,711
    CoBiz Financial, Inc.................................   135,833   1,108,397
    Codorus Valley Bancorp, Inc..........................     4,815      75,841
   *Colonial Financial Services, Inc.....................    14,655     197,110
   *Colony Bankcorp, Inc.................................     4,653      25,545
    Columbia Banking System, Inc.........................    49,165     993,133
    Commercial National Financial Corp...................     1,376      29,756

                                     1015

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Community Bank System, Inc............................  97,526 $ 2,769,738
    Community Trust Bancorp, Inc..........................  24,202     815,849
   *Community West Bancshares.............................  16,252      69,071
    Consolidated-Tokoma Land Co...........................   2,937     105,703
   *Consumer Portfolio Services, Inc......................  69,042     475,009
   *Cowen Group, Inc. Class A............................. 200,240     532,638
    Dime Community Bancshares, Inc........................  17,442     240,874
   #Donegal Group, Inc. Class A...........................  72,219     949,680
    Donegal Group, Inc. Class B...........................   6,424     121,157
   *E*Trade Financial Corp................................ 440,372   4,672,347
    Eagle Bancorp Montana, Inc............................     101       1,070
    Eastern Insurance Holdings, Inc.......................  53,671     985,400
   *Eastern Virginia Bankshares, Inc......................   7,095      43,421
   *ECB Bancorp, Inc......................................   1,816      27,167
    EMC Insurance Group, Inc.............................. 141,757   3,538,255
    Employers Holdings, Inc...............................  43,824     933,889
   *Encore Capital Group, Inc.............................  80,657   2,426,969
    Endurance Specialty Holdings, Ltd..................... 188,920   8,108,446
   *Enstar Group, Ltd.....................................     600      73,836
    Enterprise Bancorp, Inc...............................   7,556     130,190
    Enterprise Financial Services Corp....................  37,342     500,756
    ESB Financial Corp....................................  33,744     470,391
    ESSA Bancorp, Inc.....................................  68,448     753,612
    Evans Bancorp, Inc....................................   8,434     144,053
    Everest Re Group, Ltd................................. 104,016  12,046,093
   *Farmers Capital Bank Corp.............................   3,376      51,079
    FBL Financial Group, Inc. Class A..................... 128,577   4,491,195
    Federal Agricultural Mortgage Corp. Class A...........   2,471      64,036
    Federal Agricultural Mortgage Corp. Class C...........  43,772   1,501,817
    Federated National Holding Co.........................  55,257     315,517
    Fidelity National Financial, Inc. Class A............. 130,432   3,273,843
   *Fidelity Southern Corp................................  31,579     353,365
    Financial Institutions, Inc...........................  23,989     481,939
   *First Acceptance Corp................................. 101,596     125,979
    First Advantage Bancorp...............................   5,541      70,426
    First American Financial Corp......................... 297,103   7,097,791
    First Bancorp.........................................  69,195     878,776
   *First BanCorp.........................................   9,892      50,746
    First Bancorp, Inc....................................  18,788     311,129
  #*First Bancshares, Inc.................................   2,300      16,962
    First Bancshares, Inc. (The)..........................     171       1,761
    First Busey Corp...................................... 104,600     474,884
    First Business Financial Services, Inc................   2,294      55,423
   *First California Financial Group, Inc.................  15,562     124,807
    First Citizens BancShares, Inc. Class A...............  20,791   3,625,119
    First Commonwealth Financial Corp..................... 315,226   2,228,648
    First Community Bancshares, Inc.......................  40,191     641,046
    First Defiance Financial Corp.........................  36,856     754,811
  #*First Federal Bancshares of Arkansas, Inc.............  10,626     104,666
   *First Federal of Northern Michigan Bancorp, Inc.......   7,296      35,021
    First Financial Corp..................................  59,016   1,780,513
    First Financial Holdings, Inc.........................  79,659   1,206,834
   *First Financial Northwest, Inc........................ 111,813     906,803
    First Horizon National Corp...........................     300       3,063
    First Interstate BancSystem, Inc......................  24,755     426,529
    First M&F Corp........................................  11,390      93,626
   *First Marblehead Corp. (The).......................... 187,792     182,271
    First Merchants Corp.................................. 144,409   2,173,355
    First Midwest Bancorp, Inc............................ 233,905   2,963,576
    First Niagara Financial Group, Inc.................... 528,271   4,141,645
    First Pactrust Bancorp, Inc...........................  26,332     309,664

                                     1016

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   *First Place Financial Corp............................ 114,087 $      570
   *First South Bancorp, Inc..............................     167      1,009
  #*First United Corp.....................................   6,083     50,002
    First West Virginia Bancorp...........................     843     13,159
    Firstbank Corp........................................  16,186    189,214
   *FirstCity Financial Corp..............................  56,481    555,773
   #FirstMerit Corp....................................... 234,060  3,564,734
   *Flagstar Bancorp, Inc.................................   2,429     38,208
    Flushing Financial Corp............................... 117,856  1,866,839
    FNB Corp.............................................. 239,624  2,777,242
   *Forest City Enterprises, Inc. Class A................. 123,124  2,082,027
   *Forestar Group, Inc...................................  36,497    694,538
    Fox Chase Bancorp, Inc................................  18,083    311,208
    Franklin Financial Corp...............................     169      2,929
   *Genworth Financial, Inc. Class A...................... 525,160  4,815,717
    German American Bancorp, Inc..........................  61,710  1,377,984
    GFI Group, Inc........................................   5,249     17,847
    Glacier Bancorp, Inc..................................   1,800     28,044
   *Gleacher & Co., Inc...................................   5,865      4,516
   *Global Indemnity P.L.C................................  60,021  1,267,043
    Great Southern Bancorp, Inc...........................  26,472    658,094
   *Greenlight Capital Re, Ltd. Class A...................   1,500     36,075
   *Guaranty Bancorp...................................... 263,013    547,067
   *Guaranty Federal Bancshares, Inc......................  14,051    134,187
   *Hallmark Financial Services, Inc...................... 106,414    952,405
    Hampden Bancorp, Inc..................................  14,730    244,076
   *Hanmi Financial Corp..................................  31,535    518,751
    Hanover Insurance Group, Inc. (The)................... 139,504  5,797,786
    Harleysville Savings Financial Corp...................   1,426     23,814
   *Harris & Harris Group, Inc............................ 147,135    557,642
    Hawthorn Bancshares, Inc..............................   8,440     73,681
    Heartland Financial USA, Inc..........................  10,901    258,245
   *Heritage Commerce Corp................................  59,091    384,682
    Heritage Financial Corp...............................  13,978    197,509
    Heritage Financial Group, Inc.........................   1,394     19,530
    HF Financial Corp.....................................  12,333    157,739
   *Hilltop Holdings, Inc................................. 239,405  3,145,782
    Hingham Institution for Savings.......................   1,253     87,021
   *HMN Financial, Inc....................................  24,144    143,898
   *Home Bancorp, Inc.....................................   6,423    122,615
    Home Federal Bancorp, Inc.............................  83,022  1,067,663
    Homeowners Choice, Inc................................  30,002    678,045
    HopFed Bancorp, Inc...................................  28,833    267,859
    Horace Mann Educators Corp............................ 251,498  5,467,567
    Horizon Bancorp.......................................   8,913    177,636
    Hudson City Bancorp, Inc.............................. 211,602  1,809,197
    Hudson Valley Holding Corp............................   4,563     69,814
    IBERIABANK Corp.......................................  42,944  2,211,187
   *ICG Group, Inc........................................ 298,309  3,579,708
   *Imperial Holdings, Inc................................     545      2,289
    Independence Holding Co...............................  50,444    498,891
    Independent Bank Corp. (453836108)....................  66,032  2,046,332
   *Independent Bank Corp. (453838609)....................  43,229    236,895
    Infinity Property & Casualty Corp.....................  95,008  5,650,126
    Interactive Brokers Group, Inc. Class A...............  54,700    782,210
    International Bancshares Corp......................... 139,017  2,717,782
   *Intervest Bancshares Corp. Class A....................  17,894     82,312
   *INTL. FCStone, Inc....................................  13,556    237,501
   *Investment Technology Group, Inc...................... 137,565  1,392,158
    Investors Title Co....................................   7,764    515,995
   *Jacksonville Bancorp, Inc.............................   1,456      3,465

                                     1017

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Janus Capital Group, Inc.............................. 303,682 $ 2,824,243
    Jefferies Group, Inc..................................  91,618   1,825,947
   *Jefferson Bancshares, Inc.............................   4,587      15,642
    JMP Group, Inc........................................  46,414     306,332
    KBW, Inc..............................................  19,622     311,401
    Kemper Corp........................................... 248,791   8,287,228
    Kentucky First Federal Bancorp........................     496       3,978
   *Knight Capital Group, Inc. Class A.................... 305,082   1,134,905
    Lake Shore Bancorp, Inc...............................   1,066      11,300
    Lakeland Bancorp, Inc................................. 117,718   1,147,750
    Lakeland Financial Corp...............................  21,877     534,674
    Landmark Bancorp, Inc.................................   2,154      42,757
    Legg Mason, Inc....................................... 349,011   9,650,154
    LNB Bancorp, Inc......................................  50,800     373,380
   *Louisiana Bancorp, Inc................................   4,919      84,902
    LSB Financial Corp....................................     751      16,605
  #*Macatawa Bank Corp.................................... 127,574     593,219
   *Magyar Bancorp, Inc...................................   6,751      32,877
    Maiden Holdings, Ltd.................................. 141,299   1,437,011
    MainSource Financial Group, Inc....................... 121,160   1,672,008
   *Malvern Bancorp, Inc..................................     134       1,517
    Marlin Business Services Corp.........................  61,664   1,356,608
    Mayflower Bancorp, Inc................................     475       4,926
    MB Financial, Inc..................................... 168,311   3,765,117
  #*MBIA, Inc............................................. 600,076   5,166,654
   *MBT Financial Corp....................................  53,266     191,225
    MCG Capital Corp...................................... 405,582   1,869,733
    Meadowbrook Insurance Group, Inc...................... 276,438   1,733,266
    Medallion Financial Corp..............................  94,078   1,203,258
    Mercantile Bank Corp..................................  21,388     352,902
    Merchants Bancshares, Inc.............................  12,577     356,181
   *Meridian Interstate Bancorp, Inc......................  12,148     212,347
    Meta Financial Group, Inc.............................  10,537     244,985
   *Metro Bancorp, Inc....................................  64,298   1,010,122
   *MetroCorp Bancshares, Inc.............................  14,362     144,769
   *MGIC Investment Corp.................................. 615,523   1,711,154
    MicroFinancial, Inc...................................  47,656     357,897
    Mid Penn Bancorp, Inc.................................     262       2,911
    MidSouth Bancorp, Inc.................................  38,730     583,274
    MidWestOne Financial Group, Inc.......................  16,967     405,511
    Montpelier Re Holdings, Ltd........................... 304,675   7,427,976
    MSB Financial Corp....................................   3,000      21,600
    MutualFirst Financial, Inc............................  17,676     229,788
   #NASDAQ OMX Group, Inc. (The).......................... 406,131  11,501,630
   *National Financial Partners Corp...................... 128,748   2,267,252
    National Interstate Corp..............................   2,138      65,209
    National Penn Bancshares, Inc......................... 213,785   2,084,404
    National Security Group, Inc..........................     193       1,585
    National Western Life Insurance Co. Class A...........   5,767     942,328
    Naugatuck Valley Financial Corp.......................   1,247       8,554
   *Navigators Group, Inc. (The)..........................  79,136   4,291,545
    Nelnet, Inc. Class A.................................. 109,310   3,326,303
   *New Century Bancorp, Inc..............................   6,103      37,900
    New Hampshire Thrift Bancshares, Inc..................  16,158     207,953
   *NewBridge Bancorp.....................................  51,416     330,091
   *Newport Bancorp, Inc..................................   1,200      19,008
   *NewStar Financial, Inc................................ 217,583   3,102,734
    Nicholas Financial, Inc...............................   4,160      54,371
   *North Valley Bancorp..................................   2,889      47,871
    Northeast Bancorp.....................................     522       4,870
    Northeast Community Bancorp, Inc......................  50,944     282,230

                                     1018

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
  #*Northfield Bancorp, Inc...............................   1,888 $    21,130
    Northrim Bancorp, Inc.................................  24,258     528,339
    Northwest Bancshares, Inc.............................  11,585     141,337
    Norwood Financial Corp................................   2,332      71,499
    Ocean Shore Holding Co................................   2,593      39,699
    OceanFirst Financial Corp.............................  30,566     433,732
   *Ocwen Financial Corp..................................  87,806   3,421,800
    Ohio Valley Banc Corp.................................   1,614      29,407
    Old National Bancorp.................................. 106,015   1,416,360
    Old Republic International Corp....................... 665,413   7,585,708
  #*Old Second Bancorp, Inc...............................  56,217     122,553
   *OmniAmerican Bancorp, Inc.............................  36,092     895,443
    OneBeacon Insurance Group, Ltd. Class A...............  71,265     973,480
    Oppenheimer Holdings, Inc. Class A....................   6,305     107,248
    Oriental Financial Group, Inc......................... 131,697   1,892,486
    Oritani Financial Corp................................   1,900      28,766
    Pacific Continental Corp..............................  28,361     311,687
   *Pacific Mercantile Bancorp............................  58,804     341,063
   *Pacific Premier Bancorp, Inc..........................  15,952     183,927
   *Park Sterling Corp....................................  55,786     316,864
    PartnerRe, Ltd........................................ 163,753  14,359,501
   *Patriot National Bancorp..............................   8,731      14,144
    Peapack-Gladstone Financial Corp......................  21,165     310,914
    Peoples Bancorp of North Carolina.....................   4,643      47,591
    Peoples Bancorp, Inc..................................  55,939   1,213,876
    People's United Financial, Inc........................ 514,277   6,330,750
  #*PHH Corp.............................................. 273,554   5,985,362
   *Phoenix Cos, Inc. (The)...............................  27,755     754,381
   *PICO Holdings, Inc....................................  84,876   1,784,942
   *Pinnacle Financial Partners, Inc...................... 146,960   3,155,231
   *Piper Jaffray Cos.....................................  67,973   2,632,594
    Platinum Underwriters Holdings, Ltd................... 177,200   8,634,956
   *Popular, Inc.......................................... 148,591   3,988,182
   *Porter Bancorp, Inc...................................   4,952       5,398
   *Preferred Bank........................................   7,372     110,801
    Premier Financial Bancorp, Inc........................  17,459     198,160
    PrivateBancorp, Inc...................................   1,500      25,755
    ProAssurance Corp..................................... 101,938   4,591,288
    Protective Life Corp.................................. 263,755   8,345,208
    Provident Financial Holdings, Inc.....................  24,944     415,068
    Provident Financial Services, Inc..................... 237,143   3,516,831
    Provident New York Bancorp............................ 197,664   1,765,140
   *Prudential Bancorp, Inc. of Pennsylvania..............     166       1,206
    Pulaski Financial Corp................................  44,928     435,352
    QC Holdings, Inc...................................... 104,573     348,228
    QCR Holdings, Inc.....................................   2,083      32,391
    Radian Group, Inc..................................... 443,207   2,849,821
    Reinsurance Group of America, Inc..................... 235,808  13,533,021
    Renasant Corp......................................... 132,745   2,581,890
    Republic Bancorp, Inc. Class A........................  12,786     287,301
   *Republic First Bancorp, Inc...........................   4,394      10,941
    Resource America, Inc. Class A........................  89,599     694,392
   *Riverview Bancorp, Inc................................  33,968      76,428
    RLI Corp..............................................  37,289   2,573,314
    Rockville Financial, Inc..............................   8,254     106,312
    Roma Financial Corp...................................     311       4,690
   *Royal Bancshares of Pennsylvania, Inc. Class A........   2,632       4,080
   *Rurban Financial Corp.................................   1,320      10,283
    Ryman Hospitality Properties.......................... 191,767   7,664,927
    S&T Bancorp, Inc......................................  84,218   1,552,980
   *Safeguard Scientifics, Inc............................  70,916   1,094,943

                                     1019

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Safety Insurance Group, Inc...........................  72,191 $3,465,890
    Salisbury Bancorp, Inc................................     490     12,250
    Sandy Spring Bancorp, Inc.............................  96,957  1,924,596
    SCBT Financial Corp...................................  27,518  1,158,508
    SeaBright Holdings, Inc............................... 114,670  1,271,690
   *Seacoast Banking Corp. of Florida.....................     943      1,688
    Selective Insurance Group, Inc........................ 223,494  4,583,862
    Shore Bancshares, Inc.................................   7,593     40,243
    SI Financial Group, Inc...............................  18,503    215,375
    Sierra Bancorp........................................   2,845     35,449
    Simmons First National Corp. Class A.................. 115,564  2,950,349
    Simplicity Bancorp, Inc...............................   3,677     53,022
    Somerset Hills Bancorp................................  18,699    213,917
   *Southcoast Financial Corp.............................  16,622     79,620
   *Southern Connecticut Bancorp, Inc.....................     800      2,960
   *Southern First Bancshares, Inc........................  14,863    142,835
    Southern Missouri Bancorp, Inc........................     931     22,279
    Southern National Bancorp of Virginia, Inc............   1,185     10,943
   #Southside Bancshares, Inc.............................  28,021    592,360
   *Southwest Bancorp, Inc................................  88,280  1,130,867
    Southwest Georgia Financial Corp......................     731      8,502
    StanCorp Financial Group, Inc.........................  59,972  2,332,311
    State Auto Financial Corp............................. 163,545  2,489,155
    StellarOne Corp....................................... 110,540  1,652,573
    Sterling Bancorp......................................  30,397    291,507
    Stewart Information Services Corp.....................  47,396  1,258,838
   *Stratus Properties, Inc...............................  42,734    444,006
   *Suffolk Bancorp.......................................   3,175     43,910
   *Sun Bancorp, Inc......................................  90,865    314,393
    Susquehanna Bancshares, Inc........................... 689,407  7,873,028
   *Sussex Bancorp........................................   5,512     33,292
   *SWS Group, Inc........................................  81,934    539,945
    Symetra Financial Corp................................ 134,233  1,872,550
    Synovus Financial Corp................................ 626,625  1,616,692
   *Taylor Capital Group, Inc.............................  47,800    829,330
   #TCF Financial Corp....................................  43,619    595,836
    Teche Holding Co......................................   3,776    147,264
    Territorial Bancorp, Inc..............................   7,348    168,343
   *Texas Capital Bancshares, Inc.........................     256     10,598
    TF Financial Corp.....................................   7,550    185,617
    Thomas Properties Group, Inc.......................... 201,900  1,039,785
   *Timberland Bancorp, Inc...............................  59,392    485,233
    Tompkins Financial Corp...............................  14,308    585,340
    Tower Financial Corp..................................   4,978     58,740
    Tower Group, Inc......................................  58,131  1,121,928
    TowneBank.............................................  56,678    859,805
    Tree.com, Inc.........................................  31,489    550,428
    TriCo Bancshares......................................  20,964    345,487
    TrustCo Bank Corp.....................................  50,433    266,791
    Trustmark Corp........................................  86,882  2,009,581
    UMB Financial Corp....................................     600     26,562
    Umpqua Holdings Corp.................................. 528,346  6,678,293
    Unico American Corp...................................  35,600    441,796
    Union First Market Bankshares Corp.................... 106,323  1,858,526
    United Bancshares, Inc................................     190      2,246
   #United Bankshares, Inc................................  42,148  1,074,353
   *United Community Bancorp..............................     871      8,596
   *United Community Banks, Inc...........................  51,154    536,605
   *United Community Financial Corp....................... 257,483    795,622
    United Financial Bancorp, Inc.........................  98,506  1,474,635
    United Fire Group, Inc................................ 108,057  2,505,842

                                     1020

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   *United Security Bancshares............................   1,433 $      5,317
   *Unity Bancorp, Inc....................................  22,377      137,619
    Universal Insurance Holdings, Inc.....................  36,336      164,965
    Univest Corp. of Pennsylvania.........................  15,400      259,952
    Validus Holdings, Ltd................................. 257,336    9,369,604
    ViewPoint Financial Group, Inc........................  28,419      601,062
   *Virginia Commerce Bancorp, Inc........................ 103,967    1,366,126
    VSB Bancorp, Inc......................................   1,342       14,098
   *Walker & Dunlop, Inc..................................   3,580       76,898
    Washington Banking Co.................................  14,425      203,248
    Washington Federal, Inc............................... 147,369    2,592,221
    Washington Trust Bancorp, Inc.........................  15,979      421,206
   *Waterstone Financial, Inc.............................   5,158       38,582
    Wayne Savings Bancshares, Inc.........................   1,300       12,974
    Webster Financial Corp................................ 196,795    4,378,689
    WesBanco, Inc......................................... 188,064    4,361,209
    West Bancorporation, Inc..............................  90,568    1,002,588
    West Coast Bancorp....................................  25,702      609,651
   *Western Alliance Bancorp..............................  99,513    1,224,010
    Westfield Financial, Inc.............................. 118,191      891,160
    White River Capital, Inc..............................   2,142       46,160
   *Wilshire Bancorp, Inc................................. 105,579      648,255
   #Wintrust Financial Corp............................... 165,850    6,148,060
   *WSB Holdings, Inc.....................................   4,188       25,421
    WSFS Financial Corp...................................   4,683      212,936
    WVS Financial Corp....................................   1,304       13,692
   *Yadkin Valley Financial Corp..........................  41,657      139,968
    Zions Bancorporation.................................. 350,678    8,177,811
   *ZipRealty, Inc........................................  93,756      324,396
                                                                   ------------
Total Financials..........................................          652,792,083
                                                                   ------------
Health Care -- (5.9%)
   *Addus HomeCare Corp...................................   7,765       64,294
   *ADVENTRX Pharmaceuticals, Inc.........................  32,596       23,632
   *Affymetrix, Inc....................................... 307,801    1,166,566
   *Albany Molecular Research, Inc........................ 175,487    1,047,657
   *Alere, Inc............................................ 176,474    3,751,837
   *Allied Healthcare Products, Inc.......................  26,236       66,639
    Almost Family, Inc....................................  12,486      249,970
   *Alphatec Holdings, Inc................................  94,178      162,928
   *AMAG Pharmaceuticals, Inc.............................     954       15,216
   *Amedisys, Inc.........................................  64,304      715,060
   *American Shared Hospital Services.....................   8,624       19,404
   *AMN Healthcare Services, Inc..........................  85,747    1,041,826
   *Amsurg Corp...........................................  94,894    2,961,642
    Analogic Corp.........................................   1,361      103,695
   *AngioDynamics, Inc.................................... 139,840    1,706,048
   *Anika Therapeutics, Inc...............................  68,061      722,808
    Arrhythmia Research Technology, Inc...................   1,132        2,977
    Assisted Living Concepts, Inc. Class A................ 111,540    1,095,323
   *Astex Pharmaceuticals, Inc............................  92,231      308,974
   *BioClinica, Inc.......................................   2,666       19,222
   *BioMimetic Therapeutics, Inc..........................     500        4,240
   *BioScrip, Inc......................................... 150,163    1,686,330
   *Cambrex Corp.......................................... 172,443    2,026,205
   *Cantel Medical Corp................................... 108,270    3,400,761
   *Capital Senior Living Corp............................ 217,840    4,624,743
   *CardioNet, Inc........................................ 104,082      234,184
   *Celldex Therapeutics, Inc.............................  14,600      108,916
   *Chindex International, Inc............................   1,738       19,188
    Community Health Systems, Inc......................... 220,160    8,438,733

                                     1021

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
    CONMED Corp........................................... 176,339 $ 5,179,076
   #Cooper Cos., Inc. (The)...............................  31,177   3,159,789
    Coventry Health Care, Inc............................. 383,447  17,573,376
   *Cross Country Healthcare, Inc......................... 171,944     971,484
    CryoLife, Inc.........................................  35,392     227,217
   *Cumberland Pharmaceuticals, Inc.......................  77,782     326,684
   *Cutera, Inc...........................................  72,801     800,811
   *Cynosure, Inc. Class A................................  48,648   1,298,902
    Daxor Corp............................................  10,080      78,523
   *Digirad Corp..........................................  50,370      93,184
  o*Dynacq Healthcare, Inc................................   6,462          13
   *Emergent Biosolutions, Inc............................  17,731     284,583
   *Ensign Group, Inc. (The)..............................  11,311     323,042
 o#*Enzo Biochem, Inc..................................... 113,761     328,769
    Enzon Pharmaceuticals, Inc............................  40,843     202,173
   *Exactech, Inc.........................................   4,293      82,383
   *ExamWorks Group, Inc..................................   4,831      69,905
   *Five Star Quality Care, Inc........................... 138,735     785,240
   *Furiex Pharmaceuticals, Inc...........................   8,033     258,261
   *Future Healthcare of America..........................   4,937         815
   *Gentiva Health Services, Inc.......................... 152,386   1,510,145
   *Greatbatch, Inc....................................... 128,661   3,414,663
   *Hanger, Inc...........................................  26,246     754,048
   *Harvard Bioscience, Inc............................... 148,250     736,802
   *Healthways, Inc....................................... 133,990   1,409,575
   *Hi-Tech Pharmacal Co., Inc............................  13,154     481,436
  #*Hologic, Inc.......................................... 388,373   9,258,812
   *Idera Pharmaceuticals, Inc............................ 124,068      89,329
   *Infinity Pharmaceuticals, Inc.........................     170       5,856
    Invacare Corp......................................... 122,729   1,930,527
   *Iridex Corp...........................................  10,837      45,299
    Kewaunee Scientific Corp..............................  10,051     124,532
   *Kindred Healthcare, Inc............................... 167,082   1,801,144
   *Lannet Co., Inc.......................................  92,274     551,799
   *LCA-Vision, Inc.......................................  81,142     266,146
    LeMaitre Vascular, Inc................................  69,901     443,871
   *LHC Group, Inc........................................  17,062     364,444
   *LifePoint Hospitals, Inc.............................. 217,915   9,525,065
   *Magellan Health Services, Inc.........................  42,107   2,160,089
    Maxygen, Inc.......................................... 146,832     359,738
   *MedAssets, Inc........................................  55,641   1,087,782
  o*MedCath Corp.......................................... 116,120     159,084
   *Medical Action Industries, Inc........................  84,668     390,319
  #*MediciNova, Inc.......................................  19,847      36,320
   *Metabolix, Inc........................................   1,788       2,682
   *Misonix, Inc..........................................  28,468     219,204
   *Molina Healthcare, Inc................................ 120,869   3,470,149
   *Myrexis, Inc..........................................  18,679      54,916
    National Healthcare Corp..............................   3,984     191,750
   *Natus Medical, Inc.................................... 116,047   1,429,699
   *NuVasive, Inc.........................................  11,606     199,971
    Omnicare, Inc......................................... 312,425  12,168,954
   *Omnicell, Inc.........................................  91,905   1,452,099
  #*Owens & Minor, Inc....................................   5,011     153,387
   *Pacific Biosciences of California, Inc................  20,608      51,108
   *Palomar Medical Technologies, Inc.....................  23,316     227,797
   *PDI, Inc..............................................  94,402     731,616
   *PharMerica Corp....................................... 150,112   2,173,622
   *Pozen, Inc............................................  55,562     295,034
   *Progenics Pharmaceuticals, Inc........................   3,671      10,462
   *Providence Service Corp. (The)........................  24,333     450,890

                                     1022

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Repligen Corp......................................... 104,438 $    720,622
   *Rochester Medical Corp................................   6,710       78,373
   *RTI Biologics, Inc.................................... 225,452    1,109,224
   *SciClone Pharmaceuticals, Inc......................... 190,435      995,975
    Select Medical Holdings Corp..........................  39,721      386,883
   *Skilled Healthcare Group, Inc. Class A................  50,979      271,208
   *Solta Medical, Inc.................................... 137,870      352,947
    Span-American Medical System, Inc.....................  12,454      239,366
   *STERIS Corp...........................................   5,410      204,119
   *Strategic Diagnostics, Inc............................  38,143       45,390
   *Sucampo Pharmaceuticals, Inc. Class A.................  40,651      210,979
   *SunLink Health Systems, Inc...........................  12,035       13,600
   *SurModics, Inc........................................  16,234      391,402
   *Symmetry Medical, Inc................................. 155,336    1,663,649
   *Targacept, Inc........................................     974        4,373
    Teleflex, Inc.........................................  63,027    4,727,025
   *Theragenics Corp...................................... 181,929      281,990
   *TranS1, Inc...........................................  75,988      189,210
   *Transcept Pharmaceuticals, Inc........................  46,250      270,100
   *Triple-S Management Corp. Class B.....................  97,966    1,770,246
    Universal American Corp............................... 390,226    3,656,418
    Utah Medical Products, Inc............................   1,047       42,089
   *ViroPharma, Inc....................................... 339,632    9,054,589
   *Wright Medical Group, Inc............................. 110,524    2,336,477
   oYoung Innovations, Inc................................  32,151    1,269,000
                                                                   ------------
Total Health Care.........................................          158,308,667
                                                                   ------------
Industrials -- (15.6%)
   *A.T. Cross Co. Class A................................  70,624      807,939
    AAR Corp.............................................. 196,594    3,705,797
    ABM Industries, Inc...................................   2,478       54,318
   *Accuride Corp.........................................   1,200        4,512
    Aceto Corp............................................ 186,980    1,952,071
    Acme United Corp......................................   2,042       24,851
   #Acorn Energy, Inc.....................................  15,093      111,084
  #*Adept Technology, Inc.................................  52,963      205,496
  #*AECOM Technology Corp................................. 213,036    5,447,331
   *Aegion Corp...........................................  71,173    1,673,989
  #*AeroCentury Corp......................................   9,884      167,040
   *Aerovironment, Inc.................................... 101,162    2,190,157
   *AGCO Corp.............................................  14,529      770,037
   *Air Transport Services Group, Inc..................... 244,443    1,136,660
    Aircastle, Ltd........................................ 307,593    4,244,783
    Alamo Group, Inc......................................  66,141    2,246,148
  #*Alaska Air Group, Inc.................................  27,618    1,274,018
    Albany International Corp. Class A....................  60,527    1,516,807
  o*Allied Defense Group, Inc. (The)......................  24,210      127,345
    Allied Motion Technologies, Inc.......................   1,075        7,245
    Altra Holdings, Inc................................... 127,216    3,046,823
    Amerco, Inc...........................................  88,302   11,873,087
   *Ameresco, Inc. Class A................................   7,158       70,435
    American Railcar Industries, Inc...................... 107,451    4,227,122
  #*American Superconductor Corp..........................   7,795       20,657
   *American Woodmark Corp................................  54,061    1,503,436
    Ampco-Pittsburgh Corp.................................  30,064      553,779
   *AMREP Corp............................................   7,453       74,530
   *Apogee Enterprises, Inc............................... 153,531    3,753,833
   *Applied Industrial Technologies, Inc..................  62,545    2,749,478
   *ARC Document Solutions, Inc........................... 104,317      249,318
   *Argan, Inc............................................   1,349       25,361
    Arkansas Best Corp.................................... 114,421    1,203,709

                                     1023

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *Armstrong World Industries, Inc.......................  80,889 $ 4,448,086
   *Arotech Corp..........................................  33,900      35,934
   *Ascent Solar Technologies, Inc........................  29,094      19,202
   *Atlas Air Worldwide Holdings, Inc..................... 118,371   5,337,348
   *Avalon Holding Corp. Class A..........................  12,727      50,526
   *Avis Budget Group, Inc................................ 549,560  11,832,027
    Baltic Trading, Ltd...................................   6,041      19,512
    Barnes Group, Inc.....................................  62,835   1,501,756
    Barrett Business Services, Inc........................  26,591   1,070,022
   *Beacon Roofing Supply, Inc............................   1,100      39,754
   *BlueLinx Holdings, Inc................................  74,449     230,792
    Brady Corp. Class A...................................  63,268   2,207,421
   *Breeze-Eastern Corp...................................  29,140     236,180
   #Briggs & Stratton Corp................................ 151,229   3,588,664
   *Builders FirstSource, Inc.............................  45,823     287,310
   *CAI International, Inc................................  42,563   1,067,480
    Cascade Corp..........................................  20,590   1,329,496
   *Casella Waste Systems, Inc. Class A...................  58,346     264,891
   *CBIZ, Inc.............................................  54,973     333,136
    CDI Corp.............................................. 122,876   2,091,350
    CECO Environmental Corp...............................  12,586     139,201
    Celadon Group, Inc.................................... 100,421   1,989,340
   *Champion Industries, Inc..............................  41,391       4,553
   *Chart Industries, Inc.................................  31,281   2,070,489
    Chicago Rivet & Machine Co............................   1,983      40,790
    CIRCOR International, Inc.............................  59,669   2,476,263
   *Columbus McKinnon Corp................................  53,255   1,007,585
    Comfort Systems USA, Inc..............................  42,908     553,942
    CompX International, Inc..............................   5,744      77,544
   *Consolidated Graphics, Inc............................  50,671   1,856,079
    Courier Corp..........................................  27,578     333,970
    Covanta Holding Corp.................................. 194,274   3,831,083
   *Covenant Transportation Group, Inc. Class A...........  76,284     481,352
   *CPI Aerostructures, Inc...............................  27,413     309,219
   *CRA International, Inc................................  44,458     826,474
    Curtiss-Wright Corp................................... 181,247   6,461,456
   *Dolan Co. (The).......................................  90,677     318,276
    Douglas Dynamics, Inc.................................  67,044     883,640
   *Ducommun, Inc.........................................  63,364   1,015,725
   *Dycom Industries, Inc................................. 159,628   3,348,995
    Dynamic Materials Corp................................  10,768     178,964
   *Eagle Bulk Shipping, Inc..............................  71,693     147,688
    Eastern Co. (The).....................................  34,260     535,826
    Ecology & Environment, Inc. Class A...................   7,348      94,789
    Encore Wire Corp...................................... 119,350   3,893,197
   *Energy Recovery, Inc..................................  19,257      71,829
   *EnergySolutions, Inc.................................. 215,698     826,123
   *EnerNOC, Inc..........................................  10,021     154,824
   *EnerSys, Inc..........................................  72,816   2,980,359
   *Engility Holdings, Inc................................  11,656     224,378
    Ennis, Inc............................................ 135,708   2,118,402
   *EnPro Industries, Inc.................................  74,546   3,315,806
    ESCO Technologies, Inc................................  72,124   2,969,345
    Espey Manufacturing & Electronics Corp................  13,355     335,745
   *Esterline Technologies Corp........................... 115,400   7,661,406
    Exelis, Inc........................................... 105,803   1,162,775
   *Federal Signal Corp................................... 172,031   1,383,129
   *Flow International Corp............................... 107,430     405,011
   *Franklin Covey Co.....................................  80,452   1,116,674
    FreightCar America, Inc...............................  53,232   1,319,621
   *Frozen Food Express Industries........................ 131,556     146,027

                                     1024

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                            SHARES     VALUE+
                                                           --------- ----------
Industrials -- (Continued)
  #*FTI Consulting, Inc...................................   109,169 $3,547,992
   *Fuel Tech, Inc........................................    23,411    100,199
   *Furmanite Corp........................................    70,098    372,220
    G & K Services, Inc. Class A..........................    89,654  3,589,746
    GATX Corp.............................................   210,036  9,945,205
   *Genco Shipping & Trading, Ltd.........................   153,274    511,935
   *Gencor Industries, Inc................................    32,703    241,675
   *General Cable Corp....................................   131,849  4,432,763
    Geo Group, Inc. (The).................................   189,712  6,188,405
   *GeoEye, Inc...........................................    24,236    868,376
   *Gibraltar Industries, Inc.............................   148,222  2,574,616
    Global Power Equipment Group, Inc.....................     2,000     32,820
   *GP Strategies Corp....................................    94,414  2,020,460
   *GrafTech International, Ltd...........................    55,562    533,395
    Granite Construction, Inc.............................   155,442  5,651,871
    Great Lakes Dredge & Dock Corp........................   340,250  3,191,545
   *Greenbrier Cos., Inc..................................   116,098  2,313,833
    Griffon Corp..........................................   286,463  3,380,263
    H&E Equipment Services, Inc...........................   148,540  2,863,851
    Hardinge, Inc.........................................    76,466    862,536
    Harsco Corp...........................................    12,304    313,629
   *Hawaiian Holdings, Inc................................   151,205    872,453
    Heidrick & Struggles International, Inc...............    15,769    249,308
   *Heritage-Crystal Clean, Inc...........................       422      6,638
   *Hill International, Inc...............................    99,231    338,378
   *Hudson Global, Inc....................................   108,461    521,697
   *Huntington Ingalls Industries, Inc....................    16,595    735,158
   *Hurco Cos., Inc.......................................    32,961    978,282
   *Huron Consulting Group, Inc...........................     6,141    209,408
    Hyster-Yale Materials Handling, Inc...................    48,502  2,433,830
   *ICF International, Inc................................    42,042    962,341
   *InnerWorkings, Inc....................................     2,888     40,172
    Innovative Solutions & Support, Inc...................    11,934     50,600
    Insteel Industries, Inc...............................    70,866  1,074,329
    International Shipholding Corp........................    31,520    602,032
    Intersections, Inc....................................    86,212    894,881
  #*JetBlue Airways Corp.................................. 1,294,513  7,521,121
   *Kadant, Inc...........................................    66,032  1,774,280
   *Kaman Corp............................................    18,603    676,033
    KAR Auction Services, Inc.............................    34,924    744,929
   *Kaydon Corp...........................................    17,193    426,386
    Kelly Services, Inc. Class A..........................   154,915  2,469,345
   *Key Technology, Inc...................................    15,076    185,435
    Kforce, Inc...........................................     1,297     17,847
    Kimball International, Inc. Class B...................   137,005  1,479,654
   *Korn/Ferry International..............................    72,263  1,241,478
   *Kratos Defense & Security Solutions, Inc..............    20,229     89,210
    L.B. Foster Co. Class A...............................    28,096  1,216,838
    L.S. Starrett Co. Class A (The).......................    17,861    192,899
    Lawson Products, Inc..................................    47,145    517,652
   *Layne Christensen Co..................................    90,580  2,053,449
   *LMI Aerospace, Inc....................................    57,594  1,272,827
    LSI Industries, Inc...................................   111,727    808,903
   *Lydall, Inc...........................................   110,552  1,689,235
    Manpower, Inc.........................................    55,050  2,835,075
    Marten Transport, Ltd.................................   162,595  3,310,434
    Mastech Holdings, Inc.................................       407      3,093
   *Matson, Inc...........................................   196,521  5,386,641
    McGrath RentCorp......................................    61,486  1,837,817
   *Metalico, Inc.........................................   280,268    540,917
    Met-Pro Corp..........................................    29,764    308,653

                                     1025

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
   *MFRI, Inc.............................................  51,844 $   314,693
    Michael Baker Corp....................................  10,853     278,814
    Miller Industries, Inc................................  61,625     941,630
   *Mobile Mini, Inc...................................... 193,022   4,632,528
   *Moog, Inc. Class A....................................  38,972   1,706,974
   *Moog, Inc. Class B....................................   3,308     145,320
   *Mueller Industries, Inc...............................  66,955   3,572,719
   *Mueller Water Products, Inc. Class A.................. 348,941   2,062,241
    Multi-Color Corp......................................  32,983     790,273
   *MYR Group, Inc........................................  70,256   1,577,247
   #National Presto Industries, Inc.......................   1,068      78,338
   *National Technical Systems, Inc....................... 104,047     830,295
   *Navigant Consulting, Inc..............................  87,255   1,006,050
    NL Industries, Inc....................................  37,233     481,795
   *NN, Inc............................................... 139,284   1,289,770
   *Northwest Pipe Co.....................................  60,065   1,480,602
   *Ocean Power Technologies, Inc.........................  51,668     110,053
   *On Assignment, Inc.................................... 187,749   4,590,463
   *Orbital Sciences Corp.................................  10,794     158,672
   *Orion Energy Systems, Inc.............................  31,142      63,218
   *Orion Marine Group, Inc...............................  14,709     114,730
   *Oshkosh Corp..........................................  74,294   2,910,839
   *Owens Corning, Inc.................................... 367,806  15,326,476
    P.A.M. Transportation Services, Inc...................  60,286     569,100
   *Pacer International, Inc..............................  56,538     230,110
   *Park-Ohio Holdings Corp...............................   1,185      28,606
   *Patrick Industries, Inc...............................   7,869     129,524
   *Patriot Transportation Holding, Inc...................  26,146     673,782
   *PGT, Inc..............................................  11,654      57,105
    Pike Electric Corp.................................... 102,014   1,060,946
   *Powell Industries, Inc................................  11,704     529,606
   *PowerSecure International, Inc........................  76,707     666,584
    Preformed Line Products Co............................  20,440   1,379,291
    Providence & Worcester Railroad Co....................  13,495     215,920
   #Quad/Graphics, Inc....................................  10,173     220,754
    Quanex Building Products Corp.........................  13,125     271,162
   *Quanta Services, Inc..................................  97,484   2,824,111
    RCM Technologies, Inc.................................  92,190     509,811
   *Republic Airways Holdings, Inc........................ 214,884   1,802,877
    Resources Connection, Inc.............................  47,499     579,963
   *Roadrunner Transportation Systems, Inc................  24,609     494,887
    Robbins & Myers, Inc..................................  36,322   2,116,846
   *Rush Enterprises, Inc. Class A........................ 206,243   4,879,709
   *Rush Enterprises, Inc. Class B........................  51,902   1,015,722
    Ryder System, Inc..................................... 233,530  13,259,833
   *Saia, Inc.............................................  97,694   2,534,182
    Schawk, Inc........................................... 130,073   1,670,137
    Seaboard Corp.........................................   2,639   7,134,035
    SeaCube Container Leasing, Ltd........................  13,470     309,406
    Servotronics, Inc.....................................   6,561      54,456
    SIFCO Industries, Inc.................................  14,049     217,479
    SkyWest, Inc.......................................... 237,809   3,005,906
    SL Industries, Inc....................................  12,775     223,307
   *Sparton Corp..........................................  56,079     853,522
    Standard Register Co. (The)...........................  84,080      55,493
    Standex International Corp............................  73,367   4,156,241
   *Steelcase, Inc. Class A............................... 222,357   3,030,726
   *Sterling Construction Co., Inc........................  41,000     420,250
   *Supreme Industries, Inc. Class A......................  30,333     114,659
   *SYKES Enterprises, Inc................................  50,783     817,606
    Sypris Solutions, Inc.................................  27,793     115,063

                                     1026

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
  #*TAL International Group, Inc.......................... 110,498 $  4,629,866
   *Tecumseh Products Co. Class A.........................  26,418      187,832
   *Tecumseh Products Co. Class B.........................   7,143       51,787
   *Terex Corp............................................ 221,495    7,172,008
   *Tetra Tech, Inc.......................................     900       25,794
   #Titan International, Inc..............................  49,700    1,207,213
  #*Titan Machinery, Inc..................................  44,921    1,298,666
   *TMS International Corp. Class A.......................     956       13,327
   *TRC Cos., Inc.........................................  83,524      498,638
   *Trimas Corp........................................... 144,863    4,474,818
    Trinity Industries, Inc............................... 277,414   11,013,336
    Triumph Group, Inc....................................  68,195    4,798,882
  #*Tufco Technologies, Inc...............................   2,746       13,730
   *Tutor Perini Corp..................................... 213,427    3,540,754
   #Twin Disc, Inc........................................  42,996      985,898
   *Ultralife Corp........................................  40,258      129,631
  o*Ultrapetrol Bahamas, Ltd..............................   1,200        2,544
    UniFirst Corp.........................................  54,384    4,445,348
    United Stationers, Inc................................   1,300       43,342
   *UniTek Global Services, Inc...........................     300        1,095
    Universal Forest Products, Inc........................  81,505    3,313,178
   *Universal Power Group, Inc............................   5,390       10,025
   *Universal Security Instruments, Inc...................     793        3,291
    Universal Truckload Services, Inc.....................  13,085      234,745
    URS Corp.............................................. 209,771    8,701,301
   *USA Truck, Inc........................................  62,991      312,435
   *Versar, Inc...........................................   1,356        5,763
    Viad Corp............................................. 109,627    3,060,786
   *Virco Manufacturing Corp..............................  26,552       70,894
   *Volt Information Sciences, Inc........................   2,400       18,984
    VSE Corp..............................................   1,824       43,794
    Watts Water Technologies, Inc. Class A................ 115,180    5,309,798
   *Willdan Group, Inc....................................  16,551       34,757
   *Willis Lease Finance Corp.............................  36,581      538,838
   *XPO Logistics, Inc....................................   6,589      110,366
                                                                   ------------
Total Industrials.........................................          423,180,891
                                                                   ------------
Information Technology -- (11.0%)
   *Accelrys, Inc......................................... 164,408    1,548,723
   *Acxiom Corp...........................................  10,949      194,126
   *Advanced Energy Industries, Inc.......................  52,822      810,818
   *Aetrium, Inc..........................................   1,880        1,184
   *Agilysys, Inc......................................... 117,956    1,003,806
   *Alpha & Omega Semiconductor, Ltd......................  16,887      136,954
   *American Software, Inc. Class A.......................  21,841      187,833
  #*Amkor Technology, Inc................................. 101,357      469,283
   *Amtech Systems, Inc...................................  47,501      185,729
   *ANADIGICS, Inc........................................ 290,487      749,456
   *Analysts International Corp...........................  15,261       55,550
   *Anaren, Inc........................................... 110,002    2,152,739
   *AOL, Inc.............................................. 205,550    6,300,107
   *Applied Micro Circuits Corp...........................  53,997      462,754
  #*Arris Group, Inc...................................... 446,020    7,368,250
   *Arrow Electronics, Inc................................ 351,633   13,509,740
    Astro-Med, Inc........................................  24,190      242,868
   *ATMI, Inc............................................. 124,492    2,540,882
   *Aviat Networks, Inc................................... 146,449      549,184
   *Avid Technology, Inc.................................. 149,098    1,103,325
   *Avnet, Inc............................................ 258,322    9,134,266
    AVX Corp..............................................  89,393    1,018,186
    Aware, Inc............................................  44,623      257,028

                                     1027

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Axcelis Technologies, Inc............................. 172,632 $  233,053
   *AXT, Inc.............................................. 170,997    475,372
    Bel Fuse, Inc. Class A................................  11,057    182,330
    Bel Fuse, Inc. Class B................................  48,330    900,388
   *Benchmark Electronics, Inc............................ 259,534  4,557,417
    Black Box Corp........................................  89,308  2,092,486
   *Blucora, Inc.......................................... 190,556  2,831,662
  #*BroadVision, Inc......................................  19,245    160,503
   *Brocade Communications Systems, Inc................... 596,259  3,410,601
    Brooks Automation, Inc................................  78,058    730,623
   *Bsquare Corp..........................................  33,534    117,369
   *BTU International, Inc................................   7,174     21,881
  #*CACI International, Inc. Class A...................... 127,408  6,832,891
   *Calix, Inc............................................  13,121    106,805
   *Cascade Microtech, Inc................................  70,739    529,128
   *Checkpoint Systems, Inc............................... 123,219  1,486,021
   *CIBER, Inc............................................ 361,700  1,222,546
   *Coherent, Inc.........................................  11,994    664,588
    Cohu, Inc............................................. 137,726  1,443,368
 o#*Commerce One LLC......................................     110         --
    Communications Systems, Inc...........................  41,462    461,887
    Computer Sciences Corp................................  46,973  1,963,471
    Comtech Telecommunications Corp.......................  97,632  2,587,248
    Concurrent Computer Corp..............................  35,360    231,254
    Convergys Corp........................................ 551,669  9,389,406
   *CoreLogic, Inc........................................ 185,449  4,866,182
   *Cray, Inc.............................................  66,170  1,228,777
  #*Cree, Inc............................................. 145,790  6,290,838
   *CSG Systems International, Inc........................  45,289    852,792
    CSP, Inc..............................................   4,766     29,835
    CTS Corp.............................................. 186,239  1,853,078
   *CyberOptics Corp......................................  72,104    538,617
   *Cymer, Inc............................................   4,800    494,256
   *Daktronics, Inc.......................................  14,204    168,459
   *Datalink Corp.........................................  26,340    231,529
   *Dataram Corp..........................................  20,111      8,648
   *Dealertrack Technologies, Inc.........................   3,100     97,898
   *Digi International, Inc............................... 136,084  1,333,623
   *Digital River, Inc....................................  21,371    310,307
   *Dot Hill Systems Corp.................................  28,621     33,200
   *DSP Group, Inc........................................ 119,409    783,323
   *Dynamics Research Corp................................  47,930    328,800
    EarthLink, Inc........................................ 483,446  3,287,433
   *EchoStar Corp. Class A................................ 130,677  4,754,029
   *Edgewater Technology, Inc.............................  75,244    312,263
    Electro Rent Corp..................................... 121,041  1,873,715
    Electro Scientific Industries, Inc.................... 161,087  1,739,740
   *Electronics for Imaging, Inc.......................... 199,356  4,509,433
   *EMCORE Corp...........................................  48,306    290,802
   *Emulex Corp........................................... 230,419  1,760,401
   *Entegris, Inc.........................................  13,846    136,522
   *Entropic Communications, Inc..........................  62,665    328,365
    EPIQ Systems, Inc..................................... 139,749  1,724,503
    ePlus, Inc............................................  41,062  1,913,079
   *Euronet Worldwide, Inc................................  82,212  2,011,728
   *Exar Corp............................................. 221,918  2,327,920
   *Extreme Networks...................................... 346,305  1,277,865
   *Fabrinet..............................................   6,373     93,301
   *Fairchild Semiconductor International, Inc............ 325,306  4,804,770
   *First Solar, Inc......................................   9,697    273,261
   *FormFactor, Inc.......................................  68,373    341,865

                                     1028

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
    Frequency Electronics, Inc............................  28,958 $   265,834
   *GigOptix, Inc.........................................   9,792      14,296
   *Global Cash Access Holdings, Inc......................  11,060      83,503
   *Globecomm Systems, Inc................................ 114,382   1,418,337
   *GSE Systems, Inc......................................  56,149     114,544
   *GSI Group, Inc........................................  21,795     207,052
   *GSI Technology, Inc................................... 103,525     688,441
    Hackett Group, Inc. (The)............................. 218,481     939,468
   *Harmonic, Inc......................................... 251,649   1,316,124
  #*Hutchinson Technology, Inc............................  74,698     208,407
   *I.D. Systems, Inc.....................................  60,584     335,030
    IAC/InterActiveCorp................................... 161,827   6,675,364
   *Identive Group, Inc................................... 107,678     145,365
   *IEC Electronics Corp..................................   4,201      27,559
   *iGo, Inc..............................................  15,336       4,141
   *Ikanos Communications, Inc............................  13,661      24,863
   *Imation Corp.......................................... 116,292     431,443
   *Ingram Micro, Inc. Class A............................ 553,452  10,061,757
   *Innodata, Inc.........................................     600       2,256
   *Insight Enterprises, Inc.............................. 129,087   2,530,105
   *Integrated Device Technology, Inc..................... 371,575   2,686,487
   *Integrated Silicon Solution, Inc...................... 139,849   1,310,385
   *Intermec, Inc.........................................  19,389     191,563
   *Internap Network Services Corp........................ 258,860   2,047,583
  #*International Rectifier Corp.......................... 172,921   3,370,230
   *Interphase Corp.......................................  36,892      92,230
    Intersil Corp. Class A................................ 411,155   3,556,491
   *Intevac, Inc.......................................... 114,179     480,694
   *IntraLinks Holdings, Inc..............................  26,541     171,720
   *IntriCon Corp.........................................  13,375      62,862
   *Itron, Inc............................................   4,340     201,333
    IXYS Corp............................................. 108,516   1,046,094
   *Kemet Corp............................................  53,152     306,156
   *Key Tronic Corp.......................................  57,334     552,126
    Keynote Systems, Inc..................................  95,505   1,489,878
  o*KIT Digital, Inc...................................... 141,414      56,566
   *Kopin Corp............................................ 237,250     820,885
   *Kulicke & Soffa Industries, Inc....................... 124,878   1,413,619
   *KVH Industries, Inc...................................  24,703     359,676
   *Lattice Semiconductor Corp............................ 311,711   1,387,114
    Lexmark International, Inc. Class A...................  17,430     419,366
   *LGL Group, Inc. (The).................................   9,533      50,144
   *Limelight Networks, Inc............................... 155,330     366,579
   *LoJack Corp...........................................   4,881      15,766
    Loral Space & Communications, Inc.....................  49,041   2,878,216
   *LTX-Credence Corp.....................................  42,019     257,997
    ManTech International Corp. Class A...................  73,769   1,819,881
    Marchex, Inc. Class B.................................  93,738     348,705
   *Market Leader, Inc....................................  64,356     487,818
   *Mattson Technology, Inc...............................  39,855      52,210
   *MaxLinear, Inc. Class A...............................   1,934      10,018
   *Maxwell Technologies, Inc.............................   1,177      11,382
   *Measurement Specialties, Inc..........................  47,749   1,685,540
   *MEMC Electronic Materials, Inc........................ 247,961   1,031,518
   *MEMSIC, Inc...........................................  24,996      84,736
   *Mentor Graphics Corp..................................   3,200      54,816
   *Mercury Systems, Inc..................................  91,672     673,789
    Methode Electronics, Inc.............................. 175,526   1,688,560
   *Microsemi Corp........................................  10,800     225,936
   #MKS Instruments, Inc.................................. 136,762   3,801,984
   *ModusLink Global Solutions, Inc....................... 205,727     598,666

                                     1029

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Monster Worldwide, Inc................................  97,544 $  565,755
   *MoSys, Inc............................................  30,096    108,346
   *Multi-Fineline Electronix, Inc........................  18,431    294,435
   *Nanometrics, Inc......................................  24,918    388,970
   *NAPCO Security Technologies, Inc......................  23,784     85,860
   *NeoPhotonics Corp.....................................     131        758
   *NETGEAR, Inc..........................................   5,600    196,616
   *Newport Corp.......................................... 148,459  2,140,779
   *Novatel Wireless, Inc.................................  82,893    155,839
   *Numerex Corp. Class A.................................     231      2,867
   *Oclaro, Inc........................................... 176,592    286,079
   *Official Payments Holdings, Inc....................... 192,013  1,192,401
   *OmniVision Technologies, Inc.......................... 165,740  2,547,424
   *Online Resources Corp.................................  66,461    253,216
   *Oplink Communications, Inc............................ 101,264  1,706,298
    Optical Cable Corp....................................  59,643    248,711
   *OSI Systems, Inc......................................  33,655  1,832,851
   *PAR Technology Corp...................................  72,352    321,243
    PC Connection, Inc.................................... 232,056  2,865,892
   *PCM, Inc.............................................. 112,274    748,868
    PC-Tel, Inc........................................... 102,769    762,546
    Perceptron, Inc.......................................  78,740    579,526
   *Perficient, Inc.......................................  47,676    570,205
   *Performance Technologies, Inc.........................  67,536     65,510
   *Pericom Semiconductor Corp............................ 212,474  1,502,191
   *Pervasive Software, Inc............................... 202,754  1,855,199
   *Photronics, Inc....................................... 257,019  1,539,544
   *Planar Systems, Inc...................................  52,408     90,666
   *PLX Technology, Inc...................................  96,598    450,147
   *PMC-Sierra, Inc....................................... 369,980  2,138,484
   *Polycom, Inc..........................................  25,184    277,780
  #*Power-One, Inc........................................  82,913    333,310
    QAD, Inc. Class B.....................................     465      5,906
   *Qualstar Corp......................................... 101,200    161,920
   *QuinStreet, Inc.......................................   3,332     18,792
   *Radisys Corp..........................................  98,501    384,154
   *RealNetworks, Inc..................................... 164,209  1,257,841
   *Reis, Inc.............................................  48,098    702,712
    RF Industries, Ltd....................................  21,697    118,466
    Richardson Electronics, Ltd...........................  77,225    935,967
    Rimage Corp...........................................  17,186    119,271
   *Rofin-Sinar Technologies, Inc.........................   9,485    243,101
   *Rosetta Stone, Inc....................................   6,965     90,266
   *Rovi Corp.............................................   2,154     37,243
  #*Rubicon Technology, Inc...............................  18,192    122,250
   *Rudolph Technologies, Inc............................. 151,289  2,040,889
   *Sanmina Corp.......................................... 194,133  1,848,146
   *ScanSource, Inc.......................................     600     17,436
   *SeaChange International, Inc.......................... 223,184  2,488,502
   *Selectica, Inc........................................   1,891     15,828
   *ShoreTel, Inc.........................................  28,080    120,463
   *Sigma Designs, Inc.................................... 150,703    804,754
  #*Silicon Graphics International Corp...................   2,251     32,730
   *Silicon Image, Inc....................................  70,735    343,065
   *Smith Micro Software, Inc.............................   7,100     10,650
   *SMTC Corp.............................................  15,394     39,717
   *Sonus Networks, Inc................................... 321,381    729,535
    Soundbite Communications, Inc.........................   6,992     20,347
   *Spansion, Inc. Class A................................  10,844    124,706
   *SS&C Technologies Holdings, Inc.......................   2,900     65,627
   *StarTek, Inc..........................................  84,732    365,195

                                     1030

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
  #*STEC, Inc.............................................  86,398 $    437,174
   *SunPower Corp.........................................  63,103      491,572
    Supertex, Inc.........................................  17,070      326,378
   *Support.com, Inc...................................... 203,710      849,471
   *Sycamore Networks, Inc................................ 148,714      342,042
   *Symmetricom, Inc...................................... 266,953    1,438,877
   *SYNNEX Corp........................................... 188,595    6,779,990
   *Tech Data Corp........................................ 162,918    8,294,155
   *TechTarget, Inc....................................... 110,603      561,863
   *TeleCommunication Systems, Inc. Class A............... 190,915      431,468
   *Telenav, Inc..........................................   1,356       10,712
    Tellabs, Inc.......................................... 346,738      790,563
    Telular Corp..........................................  81,726      906,341
    Tessco Technologies, Inc..............................  36,992      826,771
    Tessera Technologies, Inc............................. 134,556    2,361,458
    TheStreet, Inc........................................ 179,756      293,002
   *TriQuint Semiconductor, Inc........................... 579,170    3,040,642
    TSR, Inc..............................................   4,582       14,892
   *TTM Technologies, Inc................................. 326,719    2,603,950
   *Ultra Clean Holdings..................................  15,089       84,649
    United Online, Inc.................................... 377,211    2,504,681
   *UTStarcom Holdings Corp............................... 118,634      116,261
  #*Veeco Instruments, Inc................................   6,045      190,115
   *Viasystems Group, Inc.................................     871       12,272
   *Vicon Industries, Inc.................................  36,465      100,279
   *Video Display Corp....................................  10,671       40,016
   *Virtusa Corp.......................................... 322,122    6,671,147
  #*Vishay Intertechnology, Inc........................... 370,252    4,069,069
   *Vishay Precision Group, Inc...........................  21,916      289,072
    Wayside Technology Group, Inc.........................     518        6,371
   *Web.com Group, Inc....................................  19,579      317,180
   *Westell Technologies, Inc. Class A....................  41,799       76,492
   *WPCS International, Inc...............................  12,639        5,814
   *XO Group, Inc.........................................  37,192      357,787
    Xyratex, Ltd..........................................  72,557      674,780
   *Zygo Corp.............................................  73,990    1,177,181
                                                                   ------------
Total Information Technology..............................          296,355,736
                                                                   ------------
Materials -- (9.0%)
    A. Schulman, Inc...................................... 174,907    5,623,260
  #*A.M. Castle & Co...................................... 129,401    2,180,407
   *AEP Industries, Inc...................................     328       21,117
   *American Biltrite, Inc................................      43       20,425
   *American Pacific Corp.................................  38,017      748,175
   *American Vanguard Corp................................   7,000      237,300
    Ashland, Inc.......................................... 200,935   15,775,407
   #Axiall Corp...........................................  74,378    4,178,556
    Boise, Inc............................................ 487,961    4,025,678
   *Buckeye Technologies, Inc............................. 172,966    4,972,772
    Cabot Corp............................................  62,826    2,351,577
   *Century Aluminum Co................................... 383,726    3,303,881
    Chase Corp............................................  18,030      339,325
   *Chemtura Corp.........................................  72,966    1,730,754
   *Coeur d'Alene Mines Corp.............................. 272,130    5,905,221
    Commercial Metals Co.................................. 363,461    6,051,626
   *Continental Materials Corp............................   1,419       24,492
   *Core Molding Technologies, Inc........................  23,022      162,305
    Cytec Industries, Inc.................................  42,183    3,092,014
    Domtar Corp........................................... 123,167   10,251,189
   *Ferro Corp............................................  77,087      393,144
    Friedman Industries, Inc..............................  53,141      582,957

                                     1031

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
    FutureFuel Corp.......................................   4,643 $     59,198
   *Golden Minerals Co....................................  14,205       49,291
   *Graphic Packaging Holding Co.......................... 769,307    5,392,842
   *H.B. Fuller Co........................................   5,681      222,013
   *Haynes International, Inc.............................  18,879      965,094
   *Headwaters, Inc....................................... 273,412    2,559,136
    Hecla Mining Co....................................... 109,691      575,878
   *Horsehead Holding Corp................................ 164,113    1,634,565
    Huntsman Corp......................................... 346,468    6,108,231
   *Innospec, Inc.........................................   5,113      205,798
    Kaiser Aluminum Corp..................................  92,915    5,775,596
    KapStone Paper & Packaging Corp....................... 189,352    4,544,448
    KMG Chemicals, Inc....................................   8,004      156,478
   *Kraton Performance Polymers, Inc......................     250        6,562
   *Landec Corp........................................... 128,844    1,520,359
   *Louisiana-Pacific Corp................................ 670,853   13,034,674
    Materion Corp.........................................  88,670    2,385,223
   *McEwen Mining, Inc.................................... 115,022      360,019
    MeadWestvaco Corp..................................... 386,074   12,103,420
   *Mercer International, Inc............................. 186,841    1,306,019
    Metals USA Holdings Corp..............................   3,161       56,835
    Minerals Technologies, Inc............................ 106,056    4,387,537
   *Mod-Pac Corp..........................................  17,773      124,678
    Myers Industries, Inc................................. 180,201    2,663,371
    Neenah Paper, Inc.....................................  52,936    1,637,840
    Noranda Aluminum Holding Corp.........................   7,583       44,664
   *Northern Technologies International Corp..............  20,514      274,682
    Olympic Steel, Inc....................................  76,274    1,602,517
   *OM Group, Inc......................................... 173,900    4,803,118
   *Omnova Solutions, Inc.................................  21,629      176,925
    P.H. Glatfelter Co.................................... 220,312    4,093,397
   *Penford Corp..........................................  59,938      491,492
   *PolyOne Corp.......................................... 244,353    5,336,670
   *Quaker Chemical Corp..................................  43,560    2,490,325
    Reliance Steel & Aluminum Co.......................... 200,657   12,986,521
    Rock Tenn Co. Class A................................. 149,967   11,839,895
   *RTI International Metals, Inc......................... 147,957    4,201,979
    Schnitzer Steel Industries, Inc. Class A..............  90,669    2,636,655
    Sealed Air Corp.......................................  32,648      611,171
   *Spartech Corp......................................... 128,911    1,228,522
    Steel Dynamics, Inc................................... 147,220    2,239,216
  #*Stillwater Mining Co..................................  35,728      480,899
   *SunCoke Energy, Inc................................... 138,710    2,299,812
    Synalloy Corp.........................................  27,564      391,684
  #*Texas Industries, Inc.................................  86,140    4,896,198
    Tredegar Corp......................................... 169,916    3,875,784
   *United States Lime & Minerals, Inc....................   2,342      107,849
   #United States Steel Corp.............................. 168,103    3,757,102
   *Universal Stainless & Alloy Products, Inc.............  44,949    1,606,028
    Vulcan Materials Co................................... 167,005    9,445,803
    Wausau Paper Corp..................................... 194,007    1,876,048
    Westlake Chemical Corp................................ 142,636   13,102,543
   *Worthington Industries, Inc........................... 192,945    5,302,129
    Zep, Inc..............................................   1,900       27,740
   *Zoltek Cos., Inc...................................... 155,775    1,269,566
                                                                   ------------
Total Materials...........................................          243,303,621
                                                                   ------------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.........................     400           --
  o*Gerber Scientific, Inc. Escrow Shares................. 182,700           --
  o*Petrocorp, Inc. Escrow Shares.........................   4,900          294

                                     1032

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
Other -- (Continued)
  o*Price Communications Liquidation Trust...........    262,880 $           --
                                                                 --------------
Total Other..........................................                       294
                                                                 --------------
Telecommunication Services -- (0.6%)
    Atlantic Tele-Network, Inc.......................      5,482        237,261
   *Cbeyond, Inc.....................................      4,812         42,346
   #Frontier Communications Corp.....................     55,026        251,469
   *General Communications, Inc. Class A.............    156,234      1,329,551
   *Hawaiian Telcom Holdco, Inc......................        580         11,612
    HickoryTech Corp.................................     43,317        419,309
    IDT Corp. Class B................................     24,108        246,384
  #*Iridium Communications, Inc......................    145,080      1,015,560
  #*Leap Wireless International, Inc.................    106,992        618,414
   *MetroPCS Communications, Inc.....................     44,693        448,271
    Neutral Tandem, Inc..............................     13,088         36,254
   *NII Holdings, Inc................................     31,659        221,613
   *ORBCOMM, Inc.....................................     90,716        382,822
   *Premiere Global Services, Inc....................     71,808        672,841
    Primus Telecommunications Group, Inc.............     15,347        163,906
    Shenandoah Telecommunications Co.................      1,000         14,660
    Telephone & Data Systems, Inc....................    274,975      6,954,118
   *United States Cellular Corp......................     48,815      1,856,923
    USA Mobility, Inc................................     32,571        376,521
   *Vonage Holdings Corp.............................      9,631         25,137
    Warwick Valley Telephone Co......................     12,429        145,668
                                                                 --------------
Total Telecommunication Services.....................                15,470,640
                                                                 --------------
Utilities -- (0.4%)
    Consolidated Water Co., Ltd......................     13,053        116,694
    Genie Energy, Ltd. Class B.......................     59,779        426,822
   *NRG Energy, Inc..................................    334,945      8,038,680
   #Ormat Technologies, Inc..........................     33,606        714,464
    SJW Corp.........................................     41,552      1,126,890
   *Synthesis Energy Systems, Inc....................     39,547         43,897
    UGI Corp.........................................     41,567      1,464,821
                                                                 --------------
Total Utilities......................................                11,932,268
                                                                 --------------
TOTAL COMMON STOCKS..................................             2,581,765,806
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Financial Corp. Contingent Value
   Rights............................................    120,522         26,515
  o*CVR Energy, Inc. Contingent Value Rights.........    315,268             --
   *Dynegy, Inc. Warrants 10/02/17...................      7,167          8,386
 o#*PhotoMedex, Inc. Contingent Value Warrants.......        126             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    34,901
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares...........................  8,190,261      8,190,261
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (4.3%)
(S) @DFA Short Term Investment Fund..................  9,963,130    115,273,411
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $846,879
     FNMA, rates ranging from 2.100%(r) to
     6.163%(r), maturities ranging from 01/01/23 to
     10/01/42, valued at $848,986) to be
     repurchased at $822,216......................... $      822        822,211
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................               116,095,622
                                                                 --------------

                                     1033

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                 VALUE+
                                                             --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,947,639,397)^^.................................   $2,706,086,590

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Consumer Discretionary.. $  455,860,135           --   --    $  455,860,135
    Consumer Staples........    100,252,936           --   --       100,252,936
    Energy..................    224,303,080 $      5,455   --       224,308,535
    Financials..............    652,792,083           --   --       652,792,083
    Health Care.............    156,551,801    1,756,866   --       158,308,667
    Industrials.............    423,051,002      129,889   --       423,180,891
    Information Technology..    296,299,170       56,566   --       296,355,736
    Materials...............    243,303,621           --   --       243,303,621
    Other...................             --          294   --               294
    Telecommunication
      Services..............     15,470,640           --   --        15,470,640
    Utilities...............     11,932,268           --   --        11,932,268
 Rights/Warrants............          8,386       26,515   --            34,901
 Temporary Cash Investments.      8,190,261           --   --         8,190,261
 Securities Lending
   Collateral...............             --  116,095,622   --       116,095,622
                             -------------- ------------   --    --------------
 TOTAL...................... $2,588,015,383 $118,071,207   --    $2,706,086,590
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1034

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- ----------
COMMON STOCKS -- (94.7%)
Consumer Discretionary -- (15.7%)
   *1-800-FLOWERS.COM, Inc. Class A.......................  68,093 $  273,734
    A.H. Belo Corp. Class A...............................  46,600    246,048
    Aaron's, Inc..........................................  24,212    717,886
   *Aeropostale, Inc......................................  86,100  1,164,933
   *AFC Enterprises, Inc..................................  45,337  1,317,493
  #*ALCO Stores, Inc......................................   1,500     12,225
    Ambassadors Group, Inc................................  28,647    141,230
    Amcon Distributing Co.................................     300     21,862
    American Greetings Corp. Class A......................  38,825    621,200
  #*American Public Education, Inc........................   5,700    219,621
   *America's Car-Mart, Inc...............................  25,524  1,016,366
    Ameristar Casinos, Inc................................  37,857  1,003,210
   *ANN, Inc..............................................  51,700  1,594,428
    Arbitron, Inc.........................................  20,400    956,760
   *Arctic Cat, Inc.......................................  28,530  1,031,074
    Ark Restaurants Corp..................................   5,609     98,438
   *Asbury Automotive Group, Inc..........................  46,541  1,654,998
   *Ascena Retail Group, Inc..............................  52,390    888,010
   *Ascent Capital Group, Inc. Class A....................  17,613  1,122,124
   *Ballantyne Strong, Inc................................  38,851    139,087
   *Bally Technologies, Inc...............................  18,129    873,093
   *Barnes & Noble, Inc...................................  74,850    998,499
    Bassett Furniture Industries, Inc.....................  26,661    371,121
    Beasley Broadcast Group, Inc. Class A.................  20,332    102,473
   *Beazer Homes USA, Inc.................................  35,040    659,453
    bebe stores, Inc...................................... 146,287    611,480
    Belo Corp. Class A....................................  86,357    731,444
    Big 5 Sporting Goods Corp.............................  32,260    447,446
   *Biglari Holdings, Inc.................................   2,860  1,054,997
   *BJ's Restaurants, Inc.................................  36,853  1,178,190
   *Blue Nile, Inc........................................  12,176    407,774
   *Bluegreen Corp........................................  77,510    744,096
   #Blyth, Inc............................................  36,641    513,340
    Bob Evans Farms, Inc..................................  44,644  1,976,390
   *Body Central Corp.....................................  22,473    178,660
    Bon-Ton Stores, Inc. (The)............................  33,773    423,851
  #*Books-A-Million, Inc..................................  28,867     70,724
    Bowl America, Inc. Class A............................   1,400     17,899
  #*Boyd Gaming Corp......................................  69,502    487,209
   *Bravo Brio Restaurant Group, Inc......................  31,583    470,587
  #*Bridgepoint Education, Inc............................  25,871    272,939
    Brown Shoe Co., Inc...................................  82,638  1,424,679
    Brunswick Corp........................................  30,204  1,092,177
  #*Buckle, Inc. (The)....................................  14,724    688,789
   *Buffalo Wild Wings, Inc...............................  19,661  1,446,067
   *Build-A-Bear Workshop, Inc............................  39,037    160,052
   *Cabela's, Inc.........................................  79,425  4,099,918
   *Cache, Inc............................................  26,675     65,887
    Callaway Golf Co...................................... 152,995  1,003,647
   *Cambium Learning Group, Inc...........................  47,089     59,332
    Canterbury Park Holding Corp..........................   7,639     82,043
   *Capella Education Co..................................  13,488    368,492
   *Carmike Cinemas, Inc..................................  25,251    402,753
    Carriage Services, Inc................................  46,003    643,122
   *Carrols Restaurant Group, Inc.........................  61,109    383,153
  #*Carter's, Inc.........................................  23,400  1,409,382
   *Casual Male Retail Group, Inc......................... 114,584    525,941
   *Cato Corp. Class A (The)..............................  35,553    980,196

                                     1035

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Cavco Industries, Inc.................................  15,402 $  798,748
    CEC Entertainment, Inc................................  19,400    639,424
   *Central European Media Enterprises, Ltd. Class A......     400      2,364
   *Charles & Colvard, Ltd................................   7,705     29,587
  #*Cheesecake Factory, Inc. (The)........................  55,611  1,844,061
   *Cherokee, Inc.........................................  16,547    233,809
   *Children's Place Retail Stores, Inc. (The)............  29,165  1,453,584
    Choice Hotels International, Inc......................  29,911  1,077,992
   *Christopher & Banks Corp..............................  37,662    233,504
    Churchill Downs, Inc..................................  21,185  1,369,822
   *Citi Trends, Inc......................................  25,734    332,998
   *Cobra Electronics Corp................................   2,099      8,501
  #*Coinstar, Inc.........................................   8,800    447,744
  #*Coldwater Creek, Inc..................................  15,314     58,040
    Collectors Universe, Inc..............................  20,036    241,033
   #Columbia Sportswear Co................................   6,601    337,245
  #*Conn's, Inc...........................................  78,720  2,238,797
   *Cooper Tire & Rubber Co...............................  59,616  1,517,823
    Core-Mark Holding Co., Inc............................  28,897  1,448,607
   *Corinthian Colleges, Inc.............................. 195,882    481,870
   *Cracker Barrel Old Country Store, Inc.................  24,607  1,595,026
   *Crocs, Inc............................................  92,600  1,376,036
  #*Crown Media Holdings, Inc. Class A....................  86,408    158,127
    CSS Industries, Inc...................................  20,525    466,123
    CTC Media, Inc........................................  53,764    575,275
    Culp, Inc.............................................  35,956    629,230
   *Cumulus Media, Inc. Class A...........................  71,904    233,688
   *Cybex International, Inc..............................  16,138     40,668
  #*Deckers Outdoor Corp..................................   6,695    267,465
   *dELiA*s, Inc..........................................  21,097     21,730
   *Delta Apparel, Inc....................................   5,459     78,883
    Destination Maternity Corp............................  30,375    691,639
  #*Digital Generation, Inc...............................  62,982    630,450
    Dillard's, Inc. Class A...............................  51,751  4,368,302
   *DineEquity, Inc.......................................  22,844  1,673,551
   *Dixie Group, Inc. (The)...............................  15,145     64,063
    Domino's Pizza, Inc...................................  54,821  2,553,014
   *Dorman Products, Inc..................................  58,084  2,011,449
    Dover Downs Gaming & Entertainment, Inc...............  26,221     58,473
    Dover Motorsports, Inc................................  27,257     46,882
  #*DreamWorks Animation SKG, Inc. Class A................  41,851    728,626
   *Drew Industries, Inc..................................  44,007  1,611,536
   *DSW, Inc. Class A.....................................  38,341  2,566,163
   *E.W. Scripps Co. Class A (The)........................ 100,095  1,100,044
    Educational Development Corp..........................   2,842     11,226
    Einstein Noah Restaurant Group, Inc...................  30,560    392,696
   *Emerson Radio Corp....................................  37,654     64,012
  #*Entercom Communications Corp. Class A.................  40,881    324,595
   *Entertainment Gaming Asia, Inc........................   3,555      7,110
    Entravision Communications Corp. Class A..............  33,825     63,591
    Escalade, Inc.........................................   8,906     48,894
   *Ethan Allen Interiors, Inc............................  39,716  1,148,190
   *Exide Technologies....................................  75,363    259,249
  #*FAB Universal Corp....................................  15,344     51,709
   *Famous Dave's of America, Inc.........................  19,657    183,990
   *Federal-Mogul Corp....................................   5,386     50,305
   *Fiesta Restaurant Group, Inc..........................  47,558    847,008
    Finish Line, Inc. Class A (The).......................  96,347  1,795,908
    Fisher Communications, Inc............................  18,137    643,501
   *Flanigan's Enterprises, Inc...........................   1,877     14,556
    Flexsteel Industries, Inc.............................   4,929    115,634

                                     1036

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    Fred's, Inc. Class A..................................  79,527 $1,051,347
    Frisch's Restaurants, Inc.............................   5,471     99,955
   *Fuel Systems Solutions, Inc...........................  36,926    542,074
   *Full House Resorts, Inc...............................  43,994    141,661
   *Furniture Brands International, Inc...................  48,364     66,742
   *Gaiam, Inc. Class A...................................  32,505    106,291
    Gaming Partners International Corp....................  20,256    153,946
   *Geeknet, Inc..........................................   7,936    121,580
   *Genesco, Inc..........................................  36,236  2,258,590
   *Gentherm, Inc.........................................  38,322    554,903
   *G-III Apparel Group, Ltd..............................  41,439  1,487,246
   *Gordmans Stores, Inc..................................  15,790    188,533
   *Grand Canyon Education, Inc...........................  35,116    837,868
   *Gray Television, Inc.................................. 122,169    456,912
   *Gray Television, Inc. Class A.........................     912      3,137
   #Group 1 Automotive, Inc...............................  35,286  2,390,274
   *Hallwood Group, Inc. (The)............................   1,645     15,241
    Harte-Hanks, Inc......................................  86,335    707,084
    Hastings Entertainment, Inc...........................   4,292      9,314
    Haverty Furniture Cos., Inc...........................  43,931    790,758
    Haverty Furniture Cos., Inc. Class A..................     457      8,258
   *Helen of Troy, Ltd....................................  45,191  1,635,914
  #*hhgregg, Inc..........................................  59,443    504,077
  #*Hibbett Sports, Inc...................................  24,729  1,302,229
   *Hillenbrand, Inc......................................  39,477    977,056
   *Hollywood Media Corp..................................  26,966     35,325
    Hooker Furniture Corp.................................  25,088    378,829
   *Hot Topic, Inc........................................ 111,042  1,232,566
   *HSN, Inc..............................................   3,000    178,800
   *Iconix Brand Group, Inc............................... 102,033  2,453,894
    International Speedway Corp. Class A..................  42,546  1,166,186
   *Interval Leisure Group, Inc...........................  48,477    959,845
   *iRobot Corp...........................................  15,398    352,306
   *Isle of Capri Casinos, Inc............................  62,305    438,004
  #*ITT Educational Services, Inc.........................   8,500    143,140
   *Jack in the Box, Inc..................................  42,100  1,222,163
    JAKKS Pacific, Inc....................................  36,577    477,696
   *Jarden Corp...........................................   4,215    248,011
   *Johnson Outdoors, Inc. Class A........................  16,903    363,076
    Jones Group, Inc. (The)............................... 101,441  1,217,292
  #*Jos. A. Bank Clothiers, Inc...........................  37,838  1,533,953
   *Journal Communications, Inc. Class A..................  99,041    542,745
  #*K12, Inc..............................................  25,901    478,132
    KB Home...............................................  41,700    795,219
   *Kid Brands, Inc.......................................  34,149     56,346
   *Kirkland's, Inc.......................................  46,173    534,222
   *Kona Grill, Inc.......................................  10,087     85,235
    Koss Corp.............................................   8,015     39,514
   *Krispy Kreme Doughnuts, Inc........................... 137,728  1,790,464
   *K-Swiss, Inc. Class A.................................  37,740    177,755
   *Lakeland Industries, Inc..............................  10,138     49,778
    La-Z-Boy, Inc......................................... 116,492  1,821,935
   *LeapFrog Enterprises, Inc............................. 101,530    914,785
   *Learning Tree International, Inc......................  29,551    152,188
   *Lee Enterprises, Inc..................................  38,034     48,303
   *Libbey, Inc...........................................  36,373    683,085
   *Life Time Fitness, Inc................................  30,531  1,548,838
    Lifetime Brands, Inc..................................  27,425    291,802
   *LIN TV Corp. Class A..................................  66,193    706,279
    Lincoln Educational Services Corp.....................  34,135    189,108
   *Lithia Motors, Inc. Class A...........................  51,735  2,238,573

                                     1037

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Live Nation Entertainment, Inc........................  88,766 $  910,739
   *Luby's, Inc...........................................  65,770    448,551
   *Lumber Liquidators Holdings, Inc......................  29,224  1,729,476
   *M/I Homes, Inc........................................  45,062  1,227,489
    Mac-Gray Corp.........................................  32,445    391,611
   *Madison Square Garden Co. Class A (The)...............  22,099  1,149,590
   *Maidenform Brands, Inc................................  46,909    910,504
    Marcus Corp...........................................  41,404    550,673
    Marine Products Corp..................................  57,093    360,257
   *MarineMax, Inc........................................  55,692    650,483
   *Martha Stewart Living Omnimedia Class A...............  71,778    208,874
   *Matthews International Corp. Class A..................  25,688    841,539
   *McClatchy Co. Class A (The)...........................  68,547    200,157
    MDC Holdings, Inc.....................................  40,167  1,579,366
  #*Media General, Inc. Class A...........................  45,073    192,011
    Men's Wearhouse, Inc. (The)...........................  68,501  2,079,005
   #Meredith Corp.........................................  33,176  1,202,962
   *Meritage Homes Corp...................................  43,549  1,926,608
   *Modine Manufacturing Co...............................  50,473    428,011
   *Monarch Casino & Resort, Inc..........................  36,281    375,871
  #*Monro Muffler Brake, Inc..............................  32,229  1,167,334
   *Morgans Hotel Group Co................................     472      2,544
   *Motorcar Parts of America, Inc........................  28,642    191,042
   *Movado Group, Inc.....................................  45,116  1,649,441
   *MTR Gaming Group, Inc.................................  15,246     60,984
   *Multimedia Games Holding Co., Inc.....................  35,732    605,300
    NACCO Industries, Inc. Class A........................  14,900    970,884
   *Nathan's Famous, Inc..................................  14,980    618,225
   *National CineMedia, Inc...............................  65,980  1,008,174
   *Nautilus, Inc.........................................  79,994    432,768
   *Navarre Corp..........................................  73,810    160,168
   *New York & Co., Inc................................... 133,063    520,276
   *New York Times Co. Class A (The)...................... 140,200  1,242,172
   *Nexstar Broadcasting Group, Inc. Class A..............  22,914    329,503
   *Nobility Homes, Inc...................................   6,093     31,379
    Nutrisystem, Inc......................................  44,937    405,781
   *Office Depot, Inc..................................... 128,518    556,483
    OfficeMax, Inc........................................ 100,418  1,082,506
   *Orbitz Worldwide, Inc.................................  98,145    283,639
   *Orient-Express Hotels, Ltd. Class A................... 127,967  1,486,977
    Outdoor Channel Holdings, Inc.........................  58,587    452,292
  #*Overstock.com, Inc....................................  12,811    172,180
   *Oxford Industries, Inc................................  25,494  1,258,894
  #*Pacific Sunwear of California, Inc.................... 109,976    217,752
   *Papa John's International, Inc........................  22,920  1,285,812
    Penske Automotive Group, Inc..........................  63,948  2,105,168
    Pep Boys - Manny, Moe & Jack (The)....................  86,776    965,817
   *Perfumania Holdings, Inc..............................   9,679     61,365
    Perry Ellis International, Inc........................  37,717    727,938
    PetMed Express, Inc...................................  50,778    662,145
    Pier 1 Imports, Inc................................... 103,627  2,247,670
   *Pinnacle Entertainment, Inc...........................  72,817  1,132,304
   *Pool Corp.............................................  38,044  1,743,176
   *Quiksilver, Inc....................................... 284,302  1,859,335
    R.G. Barry Corp.......................................  29,993    401,306
   #RadioShack Corp.......................................  21,200     69,748
   *Reading International, Inc. Class B...................   2,340     15,865
   *Red Lion Hotels Corp..................................  42,183    315,107
   *Red Robin Gourmet Burgers, Inc........................  31,187  1,152,983
   #Regal Entertainment Group Class A.....................  36,762    548,857
    Regis Corp............................................  81,444  1,445,631

                                     1038

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
    Rent-A-Center, Inc....................................  49,391 $1,762,271
   *Rentrak Corp..........................................  22,753    465,981
   *Rick's Cabaret International, Inc.....................  23,683    199,411
   *Rocky Brands, Inc.....................................  17,635    249,006
   *Ruby Tuesday, Inc..................................... 138,048  1,039,501
   *rue21, Inc............................................  18,544    550,942
   *Ruth's Hospitality Group, Inc.........................  82,032    636,568
    Ryland Group, Inc. (The)..............................  43,387  1,723,332
    Saga Communications, Inc. Class A.....................  15,887    746,673
   *Saks, Inc............................................. 221,647  2,396,004
    Salem Communications Corp. Class A....................   5,756     33,557
   *Sally Beauty Holdings, Inc............................  64,075  1,700,550
    Scholastic Corp.......................................  32,401    961,014
   *School Specialty, Inc.................................  22,931      2,360
   *Scientific Games Corp. Class A........................  88,145    783,609
   *Select Comfort Corp...................................  89,608  1,973,168
    Service Corp. International...........................  17,417    260,036
   *SHFL Entertainment, Inc............................... 106,478  1,575,874
    Shiloh Industries, Inc................................  48,090    521,776
    Shoe Carnival, Inc....................................  48,652    995,906
   *Shutterfly, Inc.......................................  44,735  1,479,834
   *Sinclair Broadcast Group, Inc. Class A................  60,450    833,001
   *Skechers U.S.A., Inc. Class A.........................  52,918  1,005,442
  #*Skullcandy, Inc.......................................  22,472    147,866
   *Skyline Corp..........................................   9,161     43,698
  #*Smith & Wesson Holding Corp........................... 152,348  1,310,193
   *Sonic Automotive, Inc. Class A........................  37,197    902,771
   *Sonic Corp............................................  84,128    938,868
   *Spanish Broadcasting System, Inc. Class A.............   4,462     12,449
    Spartan Motors, Inc...................................  76,607    434,362
    Speedway Motorsports, Inc.............................  46,260    756,814
   *Sport Chalet, Inc. Class A............................  13,582     23,633
    Stage Stores, Inc.....................................  44,376  1,013,992
    Standard Motor Products, Inc..........................  51,864  1,203,763
  #*Standard Pacific Corp................................. 189,748  1,574,908
   *Stanley Furniture Co., Inc............................  23,297    108,331
   *Starz - Liberty Capital...............................  89,401  1,425,052
    Stein Mart, Inc.......................................  89,200    752,848
   *Steiner Leisure, Ltd..................................  15,336    690,887
   *Steinway Musical Instruments, Inc.....................  28,170    626,501
   *Steven Madden, Ltd....................................  55,010  2,534,861
    Stewart Enterprises, Inc. Class A..................... 121,212    999,999
   *Stoneridge, Inc.......................................  45,944    287,609
    Strattec Security Corp................................   5,703    153,411
    Strayer Education, Inc................................   3,330    189,477
   #Sturm Ruger & Co., Inc................................  31,391  1,593,721
    Superior Industries International, Inc................  56,651  1,148,316
    Superior Uniform Group, Inc...........................   9,036    102,378
    Systemax, Inc.........................................  69,101    676,499
   *Tandy Brands Accessories, Inc.........................  14,455     22,550
    Tandy Leather Factory, Inc............................  22,365    129,046
   *Tempur-Pedic International, Inc.......................  16,600    646,736
   *Tenneco, Inc..........................................  36,214  1,266,041
   *Texas Roadhouse, Inc..................................  73,400  1,291,106
    Thor Industries, Inc..................................  50,891  2,141,493
   *Tile Shop Holdings, Inc...............................   4,238     77,937
   *Town Sports International Holdings, Inc...............  57,540    605,896
    Trans World Entertainment Corp........................   9,128     31,126
    True Religion Apparel, Inc............................  34,282    812,826
   *Tuesday Morning Corp..................................  61,719    518,440
   *Unifi, Inc............................................  37,068    500,418

                                     1039

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
   *Universal Electronics, Inc............................  26,413 $    504,488
    Universal Technical Institute, Inc....................  48,808      551,530
   *UQM Technologies, Inc.................................  43,051       31,642
   *US Auto Parts Network, Inc............................  51,221       96,808
   *Vail Resorts, Inc.....................................  33,000    1,744,050
  #*Valassis Communications, Inc..........................  71,346    2,001,969
    Value Line, Inc.......................................   4,536       43,908
   *Valuevision Media, Inc. Class A.......................  51,380      139,240
  #*Vera Bradley, Inc.....................................   8,430      213,195
  #*Vitacost.com, Inc.....................................   9,808       70,912
  #*Vitamin Shoppe, Inc...................................  31,166    1,903,619
   *VOXX International Corp...............................  45,245      437,067
   *Wells-Gardner Electronics Corp........................  26,612       53,224
    Wendy's Co. (The)..................................... 314,539    1,616,730
   *West Marine, Inc......................................  52,591      630,040
   *Wet Seal, Inc. Class A (The).......................... 145,783      408,192
    Weyco Group, Inc......................................  12,523      285,274
    Winmark Corp..........................................   8,419      544,541
   *Winnebago Industries, Inc.............................  60,938    1,140,759
   *WMS Industries, Inc...................................  83,177    2,058,631
   #Wolverine World Wide, Inc.............................  29,253    1,257,879
    World Wrestling Entertainment, Inc. Class A...........  18,040      154,422
  #*Zagg, Inc.............................................  17,725      122,657
   *Zale Corp.............................................  77,014      378,909
  #*Zumiez, Inc...........................................  33,787      712,906
                                                                   ------------
Total Consumer Discretionary..............................          243,694,506
                                                                   ------------
Consumer Staples -- (4.2%)
    Alico, Inc............................................  13,589      592,073
   *Alliance One International, Inc....................... 167,975      608,069
    Andersons, Inc. (The).................................  21,155      997,458
    Arden Group, Inc. Class A.............................     199       18,626
    B&G Foods, Inc........................................  65,317    2,070,549
   *Boston Beer Co., Inc. Class A (The)...................   8,600    1,206,924
   *Boulder Brands, Inc................................... 133,867    1,797,834
    Bridgford Foods Corp..................................   6,838       45,268
    Calavo Growers, Inc...................................  27,927      695,662
   *Cal-Maine Foods, Inc..................................  24,900    1,037,832
    CCA Industries, Inc...................................  12,833       60,315
  #*Central European Distribution Corp....................  44,015       94,632
   *Central Garden & Pet Co...............................  27,336      262,426
   *Central Garden & Pet Co. Class A......................  75,319      724,569
   *Chiquita Brands International, Inc.................... 108,338      796,284
   *Coca-Cola Bottling Co. Consolidated...................  12,562      813,138
   *Craft Brew Alliance, Inc..............................  43,879      292,673
   *Darling International, Inc............................ 105,120    1,773,374
   *Dean Foods Co......................................... 215,173    3,939,818
   #Diamond Foods, Inc....................................  19,820      283,030
   *Dole Food Co., Inc....................................  93,411    1,040,599
   *Elizabeth Arden, Inc..................................  41,267    1,585,065
   *Farmer Brothers Co....................................  26,782      359,950
    Fresh Del Monte Produce, Inc..........................  82,736    2,180,094
    Golden Enterprises, Inc...............................   3,061       10,560
    Griffin Land & Nurseries, Inc.........................   2,305       69,380
   *Hain Celestial Group, Inc. (The)......................  53,402    3,043,380
   *Harris Teeter Supermarkets, Inc.......................  20,287      841,708
    Ingles Markets, Inc. Class A..........................  31,886      611,892
    Inter Parfums, Inc....................................  63,168    1,371,377
   *Inventure Foods, Inc..................................   3,982       28,392
   *J & J Snack Foods Corp................................  22,538    1,535,965
    John B. Sanfilippo & Son, Inc.........................  15,716      289,646

                                     1040

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
   *Lancaster Colony Corp.................................  17,945 $ 1,282,350
    Lifeway Foods, Inc....................................  28,187     291,735
    Limoneira Co..........................................     105       2,284
   *Mannatech, Inc........................................   3,043      18,410
   *Medifast, Inc.........................................  34,611     849,008
    MGP Ingredients, Inc..................................  40,936     152,691
    Nash Finch Co.........................................  25,301     525,502
    National Beverage Corp................................  81,150   1,120,682
   *Natural Alternatives International, Inc...............  17,104      89,112
    Nu Skin Enterprises, Inc. Class A.....................  12,563     532,169
    Nutraceutical International Corp......................  26,269     461,809
    Oil-Dri Corp. of America..............................  12,831     356,060
   *Omega Protein Corp....................................  48,285     333,649
    Orchids Paper Products Co.............................     810      17,763
   *Overhill Farms, Inc...................................  36,970     167,474
   *Pantry, Inc. (The)....................................  53,734     671,675
   *Pilgrim's Pride Corp.................................. 185,569   1,568,058
   *Post Holdings, Inc....................................  44,272   1,681,893
   *Prestige Brands Holdings, Inc......................... 110,081   2,361,237
   #PriceSmart, Inc.......................................  28,537   2,197,634
    Reliv' International, Inc.............................  25,871      32,597
   *Revlon, Inc. Class A..................................  77,452   1,219,869
    Rocky Mountain Chocolate Factory, Inc.................  12,843     156,556
   *Sanderson Farms, Inc..................................  25,478   1,286,129
   *Seneca Foods Corp. Class A............................  21,308     639,453
   *Seneca Foods Corp. Class B............................   1,443      43,449
    Snyders-Lance, Inc....................................  77,538   1,971,791
    Spartan Stores, Inc...................................  49,847     809,515
   *Spectrum Brands Holdings, Inc.........................  43,525   2,204,106
   *Susser Holdings Corp..................................  41,279   1,727,939
   *Tofutti Brands, Inc...................................   7,749      11,624
   #Tootsie Roll Industries, Inc..........................  31,922     865,086
   *TreeHouse Foods, Inc..................................  33,360   1,765,745
   *United Natural Foods, Inc.............................  10,825     584,334
    United-Guardian, Inc..................................  13,162     292,328
    Universal Corp........................................  33,750   1,835,325
   #*USANA Health Sciences, Inc...........................  26,952     955,448
    Vector Group, Ltd.....................................  50,412     783,402
    Village Super Market, Inc. Class A....................  10,450     334,296
   *WD-40 Co..............................................  13,602     726,619
    Weis Markets, Inc.....................................  31,449   1,266,137
                                                                   -----------
Total Consumer Staples....................................          65,271,505
                                                                   -----------
Energy -- (5.2%)
    Adams Resources & Energy, Inc.........................   9,276     331,060
    Alon USA Energy, Inc..................................  82,924   1,626,969
   *Alpha Natural Resources, Inc..........................  47,068     417,022
   *Approach Resources, Inc...............................  46,357   1,232,633
   *Arch Coal, Inc........................................  50,938     362,679
   *Atwood Oceanics, Inc..................................  24,352   1,285,055
   *Barnwell Industries, Inc..............................   8,064      27,821
  #*Basic Energy Services, Inc............................  69,436     897,807
    Berry Petroleum Co. Class A...........................  44,765   1,648,247
  #*Bill Barrett Corp.....................................  28,527     455,576
  #*BioFuel Energy Corp...................................      31         143
    Bolt Technology Corp..................................  23,475     349,777
   *BPZ Resources, Inc.................................... 217,187     684,139
    Bristow Group, Inc....................................  45,458   2,590,197
   *C&J Energy Services, Inc..............................  19,324     442,713
   *Cal Dive International, Inc........................... 136,718     259,764
   *Callon Petroleum Co...................................  84,235     433,810

                                     1041

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Energy -- (Continued)
   *CARBO Ceramics, Inc...................................  18,738 $1,501,101
   *Carrizo Oil & Gas, Inc................................  41,407    889,422
   *Clayton Williams Energy, Inc..........................  17,125    682,431
  #*Clean Energy Fuels Corp...............................  89,736  1,149,518
   *Cloud Peak Energy, Inc................................  42,323    741,076
   *Comstock Resources, Inc...............................  17,198    250,919
    Contango Oil & Gas Co.................................  23,999  1,030,277
   *Crimson Exploration, Inc..............................  86,361    264,265
    Crosstex Energy, Inc..................................  91,637  1,548,665
   *Dawson Geophysical Co.................................  16,737    447,213
    Delek US Holdings, Inc................................  73,167  2,485,483
    DHT Holdings, Inc.....................................   9,072     41,368
   *Double Eagle Petroleum Co.............................  29,317    148,930
  #*Endeavour International Corp..........................  79,630    433,187
   *ENGlobal Corp.........................................  61,009     39,656
   *EPL Oil & Gas, Inc....................................  60,632  1,483,059
  #*Evolution Petroleum Corp..............................  16,274    153,138
   #EXCO Resources, Inc................................... 115,280    738,945
   *Exterran Holdings, Inc................................  71,583  1,663,589
   *FieldPoint Petroleum Corp.............................  18,199     72,705
   *Forest Oil Corp.......................................  86,196    599,924
   *Geospace Technologies Corp............................  19,164  1,727,826
   *Gevo, Inc.............................................  11,048     25,410
   *Global Geophysical Services, Inc......................  80,488    307,464
   *Green Plains Renewable Energy, Inc....................  67,992    531,018
    Gulf Island Fabrication, Inc..........................  34,046    790,548
    Gulfmark Offshore, Inc. Class A.......................  34,065  1,184,099
   *Gulfport Energy Corp..................................  47,045  1,941,547
   *Halcon Resources Corp.................................  74,911    572,320
   *Harvest Natural Resources, Inc........................ 108,597  1,007,780
  #*Heckmann Corp......................................... 201,195    772,589
   *Helix Energy Solutions Group, Inc..................... 116,043  2,752,540
   *Hercules Offshore, Inc................................ 242,670  1,596,769
   *HKN, Inc..............................................     853     71,226
   *Hornbeck Offshore Services, Inc.......................  54,244  1,996,722
   *Houston American Energy Corp..........................  24,635      6,183
   *ION Geophysical Corp.................................. 288,212  1,959,842
  #*James River Coal Co...................................  61,725    185,792
   *Lucas Energy, Inc.....................................  35,619     56,990
   *Lufkin Industries, Inc................................  20,400  1,181,364
  #*Magnum Hunter Resources Corp.......................... 201,752    815,078
   *Matrix Service Co.....................................  58,932    841,549
   *Mexco Energy Corp.....................................   2,735     19,282
  #*Miller Energy Resources, Inc..........................   5,451     21,968
   *Mitcham Industries, Inc...............................  29,489    437,027
   *Natural Gas Services Group, Inc.......................  27,019    491,476
   *Newpark Resources, Inc................................ 152,274  1,312,602
   #Nordic American Tankers, Ltd..........................  13,085    113,054
  #*Northern Oil & Gas, Inc...............................  56,460    933,848
  o*Overseas Shipholding Group, Inc.......................  31,716     31,716
    Panhandle Oil & Gas, Inc. Class A.....................  14,883    425,505
   *Parker Drilling Co.................................... 192,347  1,080,990
   *PDC Energy, Inc.......................................  36,400  1,347,892
    Penn Virginia Corp....................................  77,795    333,741
   *PetroQuest Energy, Inc................................ 101,509    521,756
   *PHI, Inc. Non-Voting..................................  28,808    953,257
   *PHI, Inc. Voting......................................     200      6,728
   *Pioneer Energy Services Corp.......................... 117,881    893,538
   *PostRock Energy Corp..................................  18,924     30,468
   *Pyramid Oil Co........................................  12,084     51,478
   *Rentech, Inc.......................................... 430,858  1,322,734

                                     1042

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
   *REX American Resources Corp...........................  18,425 $   402,402
   *Rex Energy Corp.......................................  78,455   1,030,114
   *RigNet, Inc...........................................   2,184      46,781
   *Rosetta Resources, Inc................................  10,594     561,694
   #RPC, Inc..............................................  43,285     647,976
    SEACOR Holdings, Inc..................................  16,453   1,496,729
   *SemGroup Corp. Class A................................  14,898     642,998
    Ship Finance International, Ltd.......................  64,415   1,086,037
   *Stone Energy Corp.....................................  36,575     822,938
   *Swift Energy Co.......................................  48,685     733,683
   *Synergy Resources Corp................................  37,130     230,206
   *Targa Resources Corp..................................   9,084     548,310
   *Tesco Corp............................................  20,718     250,481
   *TETRA Technologies, Inc...............................  61,626     523,821
    TGC Industries, Inc...................................  52,039     473,555
   *Triangle Petroleum Corp............................... 100,894     634,623
   *Uranium Energy Corp...................................  14,078      31,676
   *USEC, Inc............................................. 121,803      69,001
   *VAALCO Energy, Inc.................................... 135,512   1,150,497
   *Verenium Corp.........................................  10,161      23,980
  #*W&T Offshore, Inc.....................................  49,464     870,566
   *Warren Resources, Inc................................. 140,793     426,603
    Western Refining, Inc................................. 194,387   6,537,235
   *Westmoreland Coal Co..................................  11,602     116,484
   *Willbros Group, Inc................................... 118,731     776,501
    World Fuel Services Corp..............................  10,400     448,344
                                                                   -----------
Total Energy..............................................          80,647,234
                                                                   -----------
Financials -- (18.5%)
   *1st Constitution Bancorp..............................     155       1,399
    1st Source Corp.......................................  50,517   1,141,684
    1st United Bancorp, Inc...............................  31,784     204,053
    Access National Corp..................................   6,930     107,484
   *Alexander & Baldwin, Inc..............................  36,714   1,233,590
    Alliance Bancorp, Inc. of Pennsylvania................   1,066      13,858
    Alliance Financial Corp...............................   1,763      78,647
   *Altisource Asset Management Corp......................   2,193     275,770
   *Altisource Portfolio Solutions SA.....................  21,934   1,927,341
   *Altisource Residential Corp. Class B..................   7,311     131,598
   #American Equity Investment Life Holding Co............  81,431   1,097,690
   *American Independence Corp............................   5,414      26,041
    American National Bankshares, Inc.....................   3,612      73,107
    American National Insurance Co........................     227      17,527
   *American River Bankshares.............................   7,219      52,771
   *American Safety Insurance Holdings, Ltd...............  26,186     523,196
   *Ameris Bancorp........................................  56,620     750,781
   *AMERISAFE, Inc........................................  45,008   1,289,029
   *AmeriServ Financial, Inc..............................  63,591     189,501
   #AmTrust Financial Services, Inc.......................  73,154   2,431,639
    Argo Group International Holdings, Ltd................  39,327   1,419,311
    Arrow Financial Corp..................................  28,349     691,716
    Aspen Insurance Holdings, Ltd.........................   3,360     114,610
   *Asset Acceptance Capital Corp.........................  41,887     224,933
    Asta Funding, Inc.....................................  33,832     320,389
    Astoria Financial Corp................................  97,166     946,397
    Atlantic American Corp................................   4,900      16,317
   *Atlantic Coast Financial Corp.........................   2,444       8,530
  #*Atlanticus Holdings Corp..............................  27,579      88,529
    Auburn National Bancorporation, Inc...................     300       6,378
   *AV Homes, Inc.........................................  17,502     260,605
    Baldwin & Lyons, Inc. Class A.........................     550      13,997

                                     1043

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Baldwin & Lyons, Inc. Class B.........................  21,833 $  539,275
    Bancfirst Corp........................................  21,245    868,920
    Bancorp of New Jersey, Inc............................     159      2,104
   *Bancorp, Inc. (The)...................................  79,467    936,121
    BancorpSouth, Inc..................................... 103,736  1,504,172
   *BancTrust Financial Group, Inc........................  18,534     52,822
    Bank Mutual Corp......................................  47,193    242,100
    Bank of Commerce Holdings.............................     400      1,964
   *Bank of Hawaii Corp...................................  18,036    867,351
    Bank of Kentucky Financial Corp.......................   2,075     54,469
   *Bank of the Ozarks, Inc...............................  40,520  1,471,686
    BankFinancial Corp....................................  40,419    305,163
    Banner Corp...........................................  45,109  1,362,292
    Bar Harbor Bankshares.................................   4,230    149,319
    BBCN Bancorp, Inc..................................... 120,990  1,462,769
   *BBX Capital Corp. Class A.............................     846      6,565
    BCB Bancorp, Inc......................................   3,171     30,188
   *Beneficial Mutual Bancorp, Inc........................  83,160    778,378
    Berkshire Bancorp, Inc................................     150      1,251
    Berkshire Hills Bancorp, Inc..........................  45,660  1,104,972
   *BofI Holding, Inc.....................................  26,229    838,279
    Boston Private Financial Holdings, Inc................ 191,899  1,775,066
    Bridge Bancorp, Inc...................................   2,572     52,572
   *Bridge Capital Holdings...............................   4,827     75,736
    Brookline Bancorp, Inc................................ 142,035  1,251,328
    Bryn Mawr Bank Corp...................................  27,745    642,019
    C&F Financial Corp....................................     200      8,128
    Calamos Asset Management, Inc. Class A................  42,914    447,164
    California First National Bancorp.....................   3,097     50,171
   *Camco Financial Corp..................................     750      2,107
    Camden National Corp..................................  17,269    582,829
   *Capital Bank Financial Corp. Class A..................     803     12,422
  #*Capital City Bank Group, Inc..........................  25,122    281,366
   oCapital Properties, Inc. Class B......................     550         --
    Capital Southwest Corp................................   7,088    764,441
    CapitalSource, Inc.................................... 302,900  2,456,519
    Capitol Federal Financial, Inc........................  34,004    399,547
    Cardinal Financial Corp...............................  69,430  1,134,486
    Cash America International, Inc.......................  28,752  1,377,508
    Cathay General Bancorp................................ 154,992  3,008,395
    Center Bancorp, Inc...................................  37,010    443,380
    Centerstate Banks, Inc................................  34,342    303,927
   *Central Pacific Financial Corp........................  18,063    290,995
    Century Bancorp, Inc. Class A.........................   1,209     40,296
    CFS Bancorp, Inc......................................   7,141     53,058
    Chemical Financial Corp...............................  42,419  1,031,206
   *Chicopee Bancorp, Inc.................................   2,287     36,661
   *Citizens Community Bancorp, Inc.......................  17,782    112,560
    Citizens Holding Co...................................     592     11,221
   *Citizens, Inc......................................... 118,923  1,190,419
    City Holding Co.......................................  35,662  1,347,667
    CKX Lands, Inc........................................     702     10,846
    Clifton Savings Bancorp, Inc..........................  54,704    636,755
    CNB Financial Corp....................................  12,161    206,615
    CNO Financial Group, Inc.............................. 336,171  3,452,476
    CoBiz Financial, Inc..................................  86,050    702,168
    Codorus Valley Bancorp, Inc...........................   1,579     24,872
   #Cohen & Steers, Inc...................................   6,277    206,451
   *Colonial Financial Services, Inc......................   4,279     57,553
   *Colony Bankcorp, Inc..................................   1,629      8,943
    Columbia Banking System, Inc..........................  53,432  1,079,326

                                     1044

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Commercial National Financial Corp....................     700 $   15,137
    Community Bank System, Inc............................  47,973  1,362,433
    Community Trust Bancorp, Inc..........................  38,192  1,287,452
   *Community West Bancshares.............................   1,200      5,100
    Consolidated-Tokoma Land Co...........................  12,875    463,371
   *Consumer Portfolio Services, Inc......................     200      1,376
   *Cowen Group, Inc. Class A............................. 183,738    488,743
    Crawford & Co. Class A................................  62,652    315,766
    Crawford & Co. Class B................................  49,714    361,421
   *Credit Acceptance Corp................................  16,216  1,614,627
    CVB Financial Corp.................................... 121,465  1,336,115
   *DFC Global Corp.......................................  38,875    748,732
   *Diamond Hill Investment Group, Inc....................   5,637    407,781
    Dime Community Bancshares, Inc........................  76,658  1,058,647
    Donegal Group, Inc. Class A...........................  46,744    614,684
    Donegal Group, Inc. Class B...........................     870     16,408
   *Doral Financial Corp..................................   1,598      1,053
    Duff & Phelps Corp. Class A...........................  79,901  1,269,627
    Eastern Insurance Holdings, Inc.......................  23,052    423,235
   *Eastern Virginia Bankshares, Inc......................     696      4,260
   *ECB Bancorp, Inc......................................     295      4,413
   *eHealth, Inc..........................................  53,786  1,310,765
    EMC Insurance Group, Inc..............................  28,050    700,128
    Employers Holdings, Inc...............................  54,613  1,163,803
   *Encore Capital Group, Inc.............................  43,194  1,299,707
    Endurance Specialty Holdings, Ltd.....................  50,618  2,172,525
   *Enstar Group, Ltd.....................................  15,007  1,846,761
    Enterprise Bancorp, Inc...............................   2,244     38,664
    Enterprise Financial Services Corp....................  43,079    577,689
    Epoch Holding Corp....................................  37,304  1,044,512
    ESB Financial Corp....................................   6,039     84,184
    ESSA Bancorp, Inc.....................................  31,805    350,173
    Evans Bancorp, Inc....................................   1,635     27,926
   *Evercore Partners, Inc. Class A.......................  23,638    905,808
   *Ezcorp, Inc. Class A..................................  46,230  1,026,306
    FBL Financial Group, Inc. Class A.....................  40,672  1,420,673
    Federal Agricultural Mortgage Corp. Class A...........   1,115     28,895
    Federal Agricultural Mortgage Corp. Class C...........  23,362    801,550
  #*Federated Investors, Inc. Class B.....................  58,600  1,386,476
    Federated National Holding Co.........................  16,268     92,890
   *Fidelity Southern Corp................................  23,650    264,645
    Financial Institutions, Inc...........................  26,721    536,825
   *First Acceptance Corp................................. 124,814    154,769
    First Advantage Bancorp...............................     925     11,757
    First American Financial Corp......................... 131,159  3,133,388
    First Bancorp.........................................  28,801    365,773
   *First BanCorp.........................................   6,483     33,258
    First Bancorp, Inc....................................   3,301     54,665
   *First Bancshares, Inc.................................     400      2,950
    First Bancshares, Inc. (The)..........................     300      3,090
    First Busey Corp...................................... 149,485    678,662
    First Business Financial Services, Inc................     700     16,912
   *First California Financial Group, Inc.................  17,523    140,534
   *First Cash Financial Services, Inc....................  34,162  1,821,176
    First Commonwealth Financial Corp..................... 139,672    987,481
    First Community Bancshares, Inc.......................  37,579    599,385
    First Connecticut Bancorp, Inc........................   1,466     20,612
    First Defiance Financial Corp.........................  24,297    497,603
  #*First Federal Bancshares of Arkansas, Inc.............     396      3,901
   *First Federal of Northern Michigan Bancorp, Inc.......   2,000      9,600
    First Financial Bancorp...............................  74,874  1,144,823

                                     1045

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
   #First Financial Bankshares, Inc.......................  31,279 $1,284,316
    First Financial Corp..................................  32,291    974,219
    First Financial Holdings, Inc.........................  27,216    412,322
   *First Financial Northwest, Inc........................  33,971    275,505
   *First Financial Service Corp..........................     156        431
    First Interstate BancSystem, Inc......................  13,961    240,548
    First M&F Corp........................................     911      7,488
   *First Marblehead Corp. (The)..........................  40,344     39,158
    First Merchants Corp..................................  66,495  1,000,750
    First Midwest Bancorp, Inc............................  96,064  1,217,131
    First Pactrust Bancorp, Inc...........................  16,705    196,451
   *First South Bancorp, Inc..............................  17,129    103,459
   *First United Corp.....................................     500      4,110
    First West Virginia Bancorp...........................     449      7,009
   *FirstCity Financial Corp..............................  20,633    203,029
   #FirstMerit Corp....................................... 140,178  2,134,911
   *Flagstar Bancorp, Inc.................................   4,125     64,886
    Flushing Financial Corp...............................  75,448  1,195,096
    FNB Corp.............................................. 192,126  2,226,740
  #*FNB United Corp.......................................      48        529
   *Forestar Group, Inc...................................  56,829  1,081,456
   *Fortegra Financial Corp...............................     329      3,017
    Fox Chase Bancorp, Inc................................  33,410    574,986
    Franklin Financial Corp...............................   1,732     30,016
    Fulton Financial Corp.................................  17,337    188,800
    FXCM, Inc. Class A....................................  25,808    309,438
   *GAMCO Investors, Inc. Class A.........................   4,608    259,661
    German American Bancorp, Inc..........................  29,938    668,516
    GFI Group, Inc........................................ 196,555    668,287
    Glacier Bancorp, Inc..................................  89,278  1,390,951
   *Gleacher & Co., Inc...................................  39,755     30,611
   *Global Indemnity P.L.C................................  23,251    490,829
    Great Southern Bancorp, Inc...........................  30,592    760,517
  #*Green Dot Corp. Class A...............................  17,895    239,793
  #*Greenhill & Co., Inc..................................  19,644  1,157,032
   *Greenlight Capital Re, Ltd. Class A...................  38,315    921,476
   *Guaranty Bancorp......................................  34,358     71,465
   *Guaranty Federal Bancshares, Inc......................   3,766     35,965
   *Hallmark Financial Services, Inc......................  45,993    411,637
    Hampden Bancorp, Inc..................................   7,411    122,800
   *Hanmi Financial Corp..................................  53,043    872,557
    Hanover Insurance Group, Inc. (The)...................  44,249  1,838,988
    Harleysville Savings Financial Corp...................     101      1,687
   *Harris & Harris Group, Inc............................  78,637    298,034
    Hawthorn Bancshares, Inc..............................   1,673     14,605
    Heartland Financial USA, Inc..........................  36,242    858,573
   *Heritage Commerce Corp................................  30,889    201,087
    Heritage Financial Corp...............................  16,283    230,079
    Heritage Financial Group, Inc.........................  22,052    308,949
    HF Financial Corp.....................................   2,659     34,009
   *HFF, Inc. Class A.....................................  61,197  1,067,276
   *Hilltop Holdings, Inc................................. 122,727  1,612,633
    Hingham Institution for Savings.......................     559     38,823
   *HMN Financial, Inc....................................   2,746     16,366
   *Home Bancorp, Inc.....................................   1,082     20,655
   *Home BancShares, Inc..................................  42,363  1,470,843
    Home Federal Bancorp, Inc.............................  38,027    489,027
   #Homeowners Choice, Inc................................  26,212    592,391
    HopFed Bancorp, Inc...................................   7,718     71,700
    Horace Mann Educators Corp............................  75,428  1,639,805
    Horizon Bancorp.......................................   1,881     37,488

                                     1046

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Hudson Valley Holding Corp............................  12,960 $  198,288
    IBERIABANK Corp.......................................  43,346  2,231,886
   *ICG Group, Inc........................................  81,802    981,624
   *Imperial Holdings, Inc................................   1,300      5,460
    Independence Holding Co...............................  36,356    359,561
    Independent Bank Corp. (453836108)....................  40,899  1,267,460
   *Independent Bank Corp. (453838609)....................  21,971    120,401
    Infinity Property & Casualty Corp.....................  17,124  1,018,364
    Interactive Brokers Group, Inc. Class A...............  58,473    836,164
    International Bancshares Corp.........................  73,801  1,442,810
   *Intervest Bancshares Corp. Class A....................  10,130     46,598
   *INTL. FCStone, Inc....................................  39,622    694,177
   *Investment Technology Group, Inc......................  50,219    508,216
   *Investors Bancorp, Inc................................ 123,487  2,179,546
   *Investors Capital Holdings, Ltd.......................   1,464      5,636
    Investors Title Co....................................     934     62,074
   #Janus Capital Group, Inc.............................. 211,524  1,967,173
    JMP Group, Inc........................................  50,429    332,831
    KBW, Inc..............................................  31,669    502,587
    Kearny Financial Corp.................................  60,876    614,848
    Kemper Corp...........................................  64,373  2,144,265
    Kennedy-Wilson Holdings, Inc..........................  27,787    416,527
    Kentucky First Federal Bancorp........................   3,402     27,284
   *Knight Capital Group, Inc. Class A.................... 124,089    461,611
    Lake Shore Bancorp, Inc...............................     338      3,583
    Lakeland Bancorp, Inc.................................  61,631    600,902
    Lakeland Financial Corp...............................  40,257    983,881
    Landmark Bancorp, Inc.................................   2,343     46,509
    Life Partners Holdings, Inc...........................  10,604     28,843
    LNB Bancorp, Inc......................................  12,718     93,477
   *Louisiana Bancorp, Inc................................   8,396    144,915
   *Macatawa Bank Corp....................................  48,519    225,613
   *Magyar Bancorp, Inc...................................     809      3,940
    Maiden Holdings, Ltd..................................  83,288    847,039
    MainSource Financial Group, Inc.......................  46,307    639,037
   *MarketAxess Holdings, Inc.............................  48,452  1,831,970
    Marlin Business Services Corp.........................  30,789    677,358
    Mayflower Bancorp, Inc................................     100      1,037
    MB Financial, Inc.....................................  70,116  1,568,495
  #*MBIA, Inc............................................. 203,899  1,755,570
   *MBT Financial Corp....................................  28,351    101,780
    MCG Capital Corp...................................... 171,277    789,587
    Meadowbrook Insurance Group, Inc...................... 103,080    646,312
    Medallion Financial Corp..............................  47,050    601,770
    Mercantile Bank Corp..................................  12,831    211,712
    Merchants Bancshares, Inc.............................  14,947    423,299
   *Meridian Interstate Bancorp, Inc......................  34,205    597,903
    Meta Financial Group, Inc.............................   3,761     87,443
   *Metro Bancorp, Inc....................................  33,582    527,573
   *MetroCorp Bancshares, Inc.............................  17,385    175,241
   *MGIC Investment Corp.................................. 216,764    602,604
    MicroFinancial, Inc...................................  17,150    128,796
    Mid Penn Bancorp, Inc.................................     531      5,899
    MidSouth Bancorp, Inc.................................  18,736    282,164
    MidWestOne Financial Group, Inc.......................   4,319    103,224
    Montpelier Re Holdings, Ltd...........................  85,084  2,074,348
    MutualFirst Financial, Inc............................   5,459     70,967
   *National Financial Partners Corp......................  74,855  1,318,197
    National Interstate Corp..............................  37,253  1,136,216
    National Penn Bancshares, Inc......................... 219,986  2,144,864
    National Security Group, Inc..........................   1,000      8,210

                                     1047

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    National Western Life Insurance Co. Class A...........   1,700 $  277,780
    Naugatuck Valley Financial Corp.......................      99        679
   *Navigators Group, Inc. (The)..........................  20,522  1,112,908
    NBT Bancorp, Inc......................................  39,269    814,439
    Nelnet, Inc. Class A..................................  58,422  1,777,781
  #*Netspend Holdings, Inc................................  40,944    443,833
   *New Century Bancorp, Inc..............................   1,478      9,178
    New Hampshire Thrift Bancshares, Inc..................   2,734     35,187
   *NewBridge Bancorp.....................................  12,378     79,467
   *Newport Bancorp, Inc..................................     700     11,088
   *NewStar Financial, Inc................................ 112,087  1,598,361
   *North Valley Bancorp..................................   1,279     21,193
    Northeast Bancorp.....................................      38        355
    Northeast Community Bancorp, Inc......................  35,308    195,606
  #*Northfield Bancorp, Inc...............................  77,241    864,325
    Northrim Bancorp, Inc.................................   6,560    142,877
    Northwest Bancshares, Inc............................. 164,679  2,009,084
    Norwood Financial Corp................................     576     17,660
    Ocean Shore Holding Co................................     205      3,139
    OceanFirst Financial Corp.............................  42,221    599,116
   *Ocwen Financial Corp..................................  87,991  3,429,009
    Ohio Valley Banc Corp.................................     600     10,932
    Old National Bancorp.................................. 136,387  1,822,130
  #*Old Second Bancorp, Inc...............................   7,253     15,812
   *OmniAmerican Bancorp, Inc.............................  21,917    543,761
    OneBeacon Insurance Group, Ltd. Class A...............  38,702    528,669
    Oppenheimer Holdings, Inc. Class A....................   9,841    167,395
    Oriental Financial Group, Inc.........................  94,978  1,364,834
    Oritani Financial Corp................................  82,720  1,252,381
    Pacific Continental Corp..............................  42,439    466,405
   *Pacific Mercantile Bancorp............................  22,505    130,529
   *Pacific Premier Bancorp, Inc..........................   2,269     26,162
    PacWest Bancorp.......................................  40,758  1,120,030
   #Park National Corp....................................  15,289  1,000,665
   *Park Sterling Corp....................................  23,270    132,174
   *Patriot National Bancorp..............................     498        807
    Peapack-Gladstone Financial Corp......................  11,840    173,930
    Penns Woods Bancorp, Inc..............................   3,062    122,756
    Peoples Bancorp of North Carolina.....................     986     10,106
    Peoples Bancorp, Inc..................................  23,072    500,662
   *PHH Corp..............................................  56,830  1,243,440
   *Phoenix Cos, Inc. (The)...............................  11,557    314,119
   *PICO Holdings, Inc....................................  55,588  1,169,016
   *Pinnacle Financial Partners, Inc......................  74,601  1,601,683
   *Piper Jaffray Cos.....................................  17,595    681,454
    Platinum Underwriters Holdings, Ltd...................  44,055  2,146,800
   *Popular, Inc..........................................  30,127    808,609
   *Porter Bancorp, Inc...................................     868        946
  #*Portfolio Recovery Associates, Inc....................  18,701  2,000,072
   *Preferred Bank........................................   6,070     91,232
    Premier Financial Bancorp, Inc........................   2,848     32,325
    Primerica, Inc........................................  80,041  2,631,748
  #*Primus Guaranty, Ltd..................................  37,536    350,962
    PrivateBancorp, Inc...................................  91,500  1,571,055
    ProAssurance Corp.....................................  10,622    478,415
    Prosperity Bancshares, Inc............................  20,321    916,680
    Provident Financial Holdings, Inc.....................   6,455    107,411
    Provident Financial Services, Inc.....................  80,839  1,198,842
    Provident New York Bancorp............................  67,924    606,561
   *Prudential Bancorp, Inc. of Pennsylvania..............   1,700     12,350
    Pulaski Financial Corp................................  12,796    123,993

                                     1048

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Pzena Investment Management, Inc. Class A.............   7,480 $   43,608
    QC Holdings, Inc......................................  25,220     83,983
   #Radian Group, Inc..................................... 324,032  2,083,526
    Renasant Corp.........................................  57,354  1,115,535
    Republic Bancorp, Inc. Class A........................  38,176    857,815
   *Republic First Bancorp, Inc...........................  11,514     28,670
    Resource America, Inc. Class A........................  44,043    341,333
   *Riverview Bancorp, Inc................................   8,195     18,439
    RLI Corp..............................................  23,484  1,620,631
    Rockville Financial, Inc..............................  71,407    919,722
    Roma Financial Corp...................................  50,696    764,496
   *Royal Bancshares of Pennsylvania, Inc. Class A........   8,910     13,810
    Ryman Hospitality Properties..........................  52,371  2,093,269
    S&T Bancorp, Inc......................................  60,185  1,109,811
    S.Y. Bancorp, Inc.....................................  28,930    654,107
   *Safeguard Scientifics, Inc............................  49,475    763,894
    Safety Insurance Group, Inc...........................  25,494  1,223,967
    Salisbury Bancorp, Inc................................     276      6,900
    Sandy Spring Bancorp, Inc.............................  56,131  1,114,200
    SCBT Financial Corp...................................  33,853  1,425,211
    SeaBright Holdings, Inc...............................  38,422    426,100
  #*Security National Financial Corp. Class A.............   2,736     33,246
    Selective Insurance Group, Inc........................  76,124  1,561,303
    Shore Bancshares, Inc.................................   6,047     32,049
    SI Financial Group, Inc...............................  35,417    412,254
   *Siebert Financial Corp................................   7,500     11,400
    Sierra Bancorp........................................  26,723    332,969
    Simmons First National Corp. Class A..................  41,182  1,051,376
    Simplicity Bancorp, Inc...............................  22,451    323,743
    Somerset Hills Bancorp................................  16,578    189,652
   *Southcoast Financial Corp.............................      71        342
   *Southern First Bancshares, Inc........................   3,235     31,089
    Southern Missouri Bancorp, Inc........................     400      9,572
    Southern National Bancorp of Virginia, Inc............     342      3,158
    Southside Bancshares, Inc.............................  45,129    954,037
   *Southwest Bancorp, Inc................................  39,688    508,403
    Southwest Georgia Financial Corp......................   1,439     16,736
   *St. Joe Co. (The).....................................  82,481  1,938,304
    StanCorp Financial Group, Inc.........................  52,782  2,052,692
    State Auto Financial Corp.............................  43,530    662,527
    StellarOne Corp.......................................  49,874    745,616
    Sterling Bancorp......................................  68,553    657,423
    Stewart Information Services Corp.....................  16,093    427,430
   *Stifel Financial Corp.................................  48,787  1,797,801
   *Stratus Properties, Inc...............................  14,485    150,499
   *Suffolk Bancorp.......................................  10,074    139,323
    Summit State Bank.....................................     800      6,496
   *Sun Bancorp, Inc......................................  57,918    200,396
    Susquehanna Bancshares, Inc........................... 234,498  2,677,967
   *Sussex Bancorp........................................     823      4,971
   *SWS Group, Inc........................................  19,920    131,273
    Symetra Financial Corp................................  86,296  1,203,829
    Synovus Financial Corp................................ 332,751    858,498
   *Taylor Capital Group, Inc.............................  42,994    745,946
   #TCF Financial Corp.................................... 104,683  1,429,970
    Teche Holding Co......................................   2,950    115,050
   *Tejon Ranch Co........................................  36,061  1,102,024
    Territorial Bancorp, Inc..............................  18,758    429,746
  #*Texas Capital Bancshares, Inc.........................  42,200  1,747,080
    TF Financial Corp.....................................     840     20,651
    Thomas Properties Group, Inc..........................  96,779    498,412

                                     1049

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   *Timberland Bancorp, Inc...............................   8,251 $     67,411
    Tompkins Financial Corp...............................  26,611    1,088,656
    Tower Financial Corp..................................     382        4,508
    Tower Group, Inc......................................  49,242      950,371
    TowneBank.............................................  49,802      755,496
    Tree.com, Inc.........................................  16,407      286,794
    TriCo Bancshares......................................  33,546      552,838
    TrustCo Bank Corp..................................... 188,908      999,323
    Trustmark Corp........................................  81,536    1,885,928
    UMB Financial Corp....................................  43,855    1,941,461
    Umpqua Holdings Corp.................................. 151,178    1,910,890
    Unico American Corp...................................   4,300       53,363
    Union First Market Bankshares Corp....................  43,600      762,128
    United Bancshares, Inc................................     110        1,300
   #United Bankshares, Inc................................  49,844    1,270,524
   *United Community Banks, Inc...........................  28,591      299,920
   *United Community Financial Corp.......................   8,077       24,958
    United Financial Bancorp, Inc.........................  56,683      848,545
    United Fire Group, Inc................................  37,365      866,494
   *United Security Bancshares............................  39,696      147,274
   *Unity Bancorp, Inc....................................   5,784       35,572
    Universal Insurance Holdings, Inc.....................  95,055      431,550
    Univest Corp. of Pennsylvania.........................  35,028      591,273
    Validus Holdings, Ltd.................................  12,950      471,509
    ViewPoint Financial Group, Inc........................  81,712    1,728,209
   *Virginia Commerce Bancorp, Inc........................  78,618    1,033,041
   *Virtus Investment Partners, Inc.......................  11,398    1,698,416
    VSB Bancorp, Inc......................................     478        5,021
   *Walker & Dunlop, Inc..................................   4,999      107,379
    Washington Banking Co.................................  37,419      527,234
    Washington Federal, Inc............................... 117,821    2,072,471
    Washington Trust Bancorp, Inc.........................  37,010      975,584
   *Waterstone Financial, Inc.............................  75,617      565,615
    Wayne Savings Bancshares, Inc.........................     132        1,317
    Webster Financial Corp................................  96,257    2,141,718
    WesBanco, Inc.........................................  63,067    1,462,515
    West Bancorporation, Inc..............................  41,614      460,667
    West Coast Bancorp....................................  45,081    1,069,321
  #*Westamerica Bancorporation............................  29,482    1,309,590
   *Western Alliance Bancorp.............................. 158,880    1,954,224
    Westfield Financial, Inc..............................  63,564      479,273
    Westwood Holdings Group, Inc..........................  14,154      595,034
    White River Capital, Inc..............................     538       11,594
   *Wilshire Bancorp, Inc................................. 158,913      975,726
   #Wintrust Financial Corp...............................  47,811    1,772,354
  #*World Acceptance Corp.................................  21,517    1,668,643
   *WSB Holdings, Inc.....................................     800        4,856
    WSFS Financial Corp...................................   3,371      153,279
    WVS Financial Corp....................................     700        7,350
   *Yadkin Valley Financial Corp..........................     879        2,953
   *ZipRealty, Inc........................................  37,056      128,214
                                                                   ------------
Total Financials..........................................          287,030,869
                                                                   ------------
Health Care -- (8.9%)
    Abaxis, Inc...........................................  20,277      785,125
   *ABIOMED, Inc..........................................  41,973      585,523
   *Accuray, Inc.......................................... 156,154      797,947
   *Acorda Therapeutics, Inc..............................  18,229      526,454
   *Adcare Health Systems, Inc............................   9,499       47,212
   *Addus HomeCare Corp...................................  11,996       99,327
   *ADVENTRX Pharmaceuticals, Inc.........................  12,782        9,267

                                     1050

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
   *Affymax, Inc..........................................  65,582 $1,233,597
   *Affymetrix, Inc....................................... 130,238    493,602
   *Air Methods Corp......................................  68,832  3,009,335
   *Albany Molecular Research, Inc........................  68,314    407,835
   *Alere, Inc............................................   3,313     70,434
  #*Align Technology, Inc.................................  22,750    713,440
   *Alkermes P.L.C........................................  67,005  1,544,465
   *Alliance HealthCare Services, Inc.....................   5,711     37,119
   *Allied Healthcare Products, Inc.......................   1,200      3,048
   *Allscripts Healthcare Solutions, Inc..................  13,653    151,275
    Almost Family, Inc....................................  15,589    312,092
   *Alnylam Pharmaceuticals, Inc..........................  17,654    425,991
   *Alphatec Holdings, Inc................................ 138,871    240,247
   *AMAG Pharmaceuticals, Inc.............................  20,643    329,256
   *Amedisys, Inc.........................................  41,985    466,873
   *American Shared Hospital Services.....................   2,300      5,175
   *AMN Healthcare Services, Inc..........................  85,927  1,044,013
   *Amsurg Corp...........................................  37,997  1,185,886
    Analogic Corp.........................................  14,971  1,140,640
   *AngioDynamics, Inc....................................  55,568    677,930
   *Anika Therapeutics, Inc...............................  33,335    354,018
  #*Arena Pharmaceuticals, Inc............................  66,600    562,104
   *Ariad Pharmaceuticals, Inc............................ 193,800  3,852,744
    Arrhythmia Research Technology, Inc...................   6,700     17,621
   *ArthroCare Corp.......................................  25,265    920,404
    Assisted Living Concepts, Inc. Class A................  51,832    508,990
   *Astex Pharmaceuticals, Inc............................ 157,371    527,193
   *AtriCure, Inc.........................................   4,916     39,623
    Atrion Corp...........................................   3,399    681,533
  #*AVEO Pharmaceuticals, Inc.............................  15,380    121,656
   *BioClinica, Inc.......................................  46,104    332,410
   *BioMimetic Therapeutics, Inc..........................   1,100      9,328
  #*Bio-Reference Labs, Inc...............................  30,365    843,236
   *BioScrip, Inc......................................... 141,445  1,588,427
   *Biota Pharmaceuticals, Inc............................   9,449     37,324
   *Bovie Medical Corp....................................  26,877     73,912
   *Cambrex Corp..........................................  72,842    855,893
   *Cantel Medical Corp...................................  55,478  1,742,564
   *Capital Senior Living Corp............................  75,382  1,600,360
   *CardioNet, Inc........................................  45,119    101,518
   *CAS Medical Systems, Inc..............................   3,539      6,813
   *Celldex Therapeutics, Inc............................. 146,739  1,094,673
   *Centene Corp..........................................  23,191  1,000,924
  #*Cepheid, Inc..........................................   9,609    348,038
   *Charles River Laboratories International, Inc.........  33,300  1,375,956
   *Chemed Corp...........................................  23,330  1,762,581
   *Chindex International, Inc............................   2,779     30,680
   *Codexis, Inc..........................................  17,017     40,330
   *Computer Programs & Systems, Inc......................  12,522    658,782
   *Conceptus, Inc........................................  66,888  1,381,906
    CONMED Corp...........................................  45,317  1,330,960
    Cooper Cos., Inc. (The)...............................   4,987    505,432
   *Corvel Corp...........................................  22,117  1,012,959
   *Cross Country Healthcare, Inc.........................  41,856    236,486
    CryoLife, Inc.........................................  75,867    487,066
   *Cubist Pharmaceuticals, Inc...........................  13,789    593,479
   *Cumberland Pharmaceuticals, Inc.......................  43,160    181,272
   *Cutera, Inc...........................................  35,410    389,510
   *Cyberonics, Inc.......................................  26,122  1,132,650
   *Cynosure, Inc. Class A................................  26,294    702,050
   *Cytokinetics, Inc.....................................   9,607     11,336

                                     1051

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
    Daxor Corp............................................   3,400 $   26,486
   *Depomed, Inc..........................................  81,051    568,168
   *Digirad Corp..........................................  38,425     71,086
  o*Dynacq Healthcare, Inc................................   9,092         18
   *Emergent Biosolutions, Inc............................  54,668    877,421
   *Emeritus Corp.........................................  32,082    868,781
  #*Endocyte, Inc.........................................  10,823    108,555
   *Endologix, Inc........................................  49,785    763,204
   *Ensign Group, Inc. (The)..............................  37,116  1,060,033
  o*Enzo Biochem, Inc.....................................  64,477    186,339
    Enzon Pharmaceuticals, Inc............................ 110,938    549,143
   *Epocrates, Inc........................................     414      4,836
   *Exactech, Inc.........................................  29,065    557,757
   *ExamWorks Group, Inc..................................  19,093    276,276
   *Five Star Quality Care, Inc...........................  97,274    550,571
   *Furiex Pharmaceuticals, Inc...........................  20,498    659,011
   *Future Healthcare of America..........................  15,344      2,532
   *GenMark Diagnostics, Inc..............................     477      5,133
   *Genomic Health, Inc...................................   6,926    194,274
   *Gentiva Health Services, Inc..........................  74,531    738,602
   *Greatbatch, Inc.......................................  61,421  1,630,113
   *GTx, Inc..............................................   1,899      9,495
   *Haemonetics Corp......................................  50,318  2,110,337
   *Hanger, Inc...........................................  34,011    977,136
   *Harvard Bioscience, Inc...............................  68,472    340,306
   *Health Management Associates, Inc. Class A............  13,875    144,855
   *Health Net, Inc.......................................  20,677    562,414
   *HealthSouth Corp......................................     100      2,386
   *HealthStream, Inc.....................................  59,755  1,480,729
   *Healthways, Inc.......................................  68,220    717,674
   *Hi-Tech Pharmacal Co., Inc............................  28,162  1,030,729
   *HMS Holdings Corp.....................................  25,746    701,836
   *Horizon Pharma, Inc...................................   3,626      7,723
   *ICU Medical, Inc......................................  20,292  1,226,651
   *Idera Pharmaceuticals, Inc............................  44,271     31,875
   *Immunomedics, Inc.....................................  14,131     40,839
   *Impax Laboratories, Inc...............................  77,190  1,556,150
   *Incyte Corp...........................................  66,586  1,223,851
   *Infinity Pharmaceuticals, Inc.........................  45,903  1,581,358
   *Integra LifeSciences Holdings Corp....................  23,477    989,556
    Invacare Corp.........................................  45,073    708,998
   *IPC The Hospitalist Co................................  13,010    554,746
   *Iridex Corp...........................................   4,666     19,504
   *Jazz Pharmaceuticals P.L.C............................  43,942  2,477,889
    Kewaunee Scientific Corp..............................   2,000     24,780
   *Kindred Healthcare, Inc...............................  42,243    455,380
    Landauer, Inc.........................................  17,134  1,079,271
   *Lannet Co., Inc.......................................  65,604    392,312
   *LCA-Vision, Inc.......................................  31,653    103,822
    LeMaitre Vascular, Inc................................  33,988    215,824
   *LHC Group, Inc........................................  32,317    690,291
   *LifePoint Hospitals, Inc..............................  23,747  1,037,981
   *Ligand Pharmaceuticals, Inc. Class B..................     851     17,105
   *Luminex Corp..........................................   8,822    162,148
   *Magellan Health Services, Inc.........................  32,968  1,691,258
   *Masimo Corp...........................................  13,362    271,249
    Maxygen, Inc..........................................  59,556    145,912
   *MedAssets, Inc........................................  40,861    798,833
  o*MedCath Corp..........................................  41,900     57,403
   *Medical Action Industries, Inc........................  34,226    157,782
   *Medicines Co. (The)...................................  98,973  2,957,313

                                     1052

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
   *MediciNova, Inc.......................................  10,669 $   19,524
   *Medidata Solutions, Inc...............................  49,170  2,300,664
   *Medivation, Inc.......................................   9,140    496,850
   *Merit Medical Systems, Inc............................  56,541    784,224
   *Metabolix, Inc........................................   1,305      1,958
   *Misonix, Inc..........................................   1,809     13,929
   *Molina Healthcare, Inc................................  68,436  1,964,798
   *Momenta Pharmaceuticals, Inc..........................  37,295    470,290
   *MWI Veterinary Supply, Inc............................  14,870  1,670,050
   *Myrexis, Inc..........................................  26,518     77,963
   *Myriad Genetics, Inc..................................     592     16,020
   *Nanosphere, Inc.......................................   2,136      6,002
    National Healthcare Corp..............................  22,690  1,092,070
    National Research Corp................................  11,763    632,614
   *Natus Medical, Inc....................................  69,878    860,897
  #*Navidea Biopharmaceuticals, Inc.......................   7,239     23,816
   *Neogen Corp...........................................  19,624    912,320
   *Neurocrine Biosciences, Inc...........................   2,966     26,872
   *NuVasive, Inc.........................................  49,723    856,727
   *Obagi Medical Products, Inc...........................  47,056    676,195
   *Omnicell, Inc.........................................  76,517  1,208,969
   *OraSure Technologies, Inc.............................  49,619    349,814
   *Orexigen Therapeutics, Inc............................  41,850    239,382
   *Orthofix International NV.............................  15,669    597,772
   *Owens & Minor, Inc....................................  21,214    649,361
   *Pacific Biosciences of California, Inc................     600      1,488
   *Pain Therapeutics, Inc................................   6,359     17,424
   *Palomar Medical Technologies, Inc.....................  34,305    335,160
  #*PAREXEL International Corp............................  70,045  2,371,023
   *PDI, Inc..............................................  33,451    259,245
    PDL BioPharma, Inc.................................... 150,411  1,034,828
   *Pernix Therapeutics Holdings, Inc.....................   4,466     36,130
   *PharMerica Corp.......................................  58,283    843,938
  #*PhotoMedex, Inc.......................................   9,306    131,866
   *Pozen, Inc............................................  68,619    364,367
   *Progenics Pharmaceuticals, Inc........................  62,441    177,957
   *ProPhase Labs, Inc....................................  28,021     47,075
   *Providence Service Corp. (The)........................  28,021    519,229
   *pSivida Corp..........................................  42,667     59,307
   *PSS World Medical, Inc................................  25,303    732,016
   #Questcor Pharmaceuticals, Inc.........................  32,968    840,025
  #*Quidel Corp...........................................  57,258  1,284,870
   *RadNet, Inc...........................................  72,353    214,165
   *Repligen Corp.........................................  80,227    553,566
   *Rigel Pharmaceuticals, Inc............................ 116,659    765,283
   *Rochester Medical Corp................................  31,147    363,797
   *Rockwell Medical, Inc.................................     597      3,654
   *RTI Biologics, Inc.................................... 134,982    664,111
  #*Sangamo Biosciences, Inc..............................  59,196    566,506
   *Santarus, Inc.........................................  65,510    875,214
   *SciClone Pharmaceuticals, Inc......................... 141,394    739,491
    Select Medical Holdings Corp..........................  99,570    969,812
   *SIGA Technologies, Inc................................  38,696    112,992
   *Skilled Healthcare Group, Inc. Class A................  32,032    170,410
   *Solta Medical, Inc.................................... 112,575    288,192
    Span-American Medical System, Inc.....................   5,507    105,845
   *Spectranetics Corp....................................  46,154    768,926
   #Spectrum Pharmaceuticals, Inc.........................  68,193    859,914
   *Staar Surgical Co.....................................  25,781    145,920
   *STERIS Corp...........................................  58,593  2,210,714
   *Strategic Diagnostics, Inc............................  50,513     60,110

                                     1053

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Health Care -- (Continued)
   *Sucampo Pharmaceuticals, Inc. Class A.................  30,130 $    156,375
   *SunLink Health Systems, Inc...........................   2,957        3,341
   *SurModics, Inc........................................  42,438    1,023,180
   *Symmetry Medical, Inc.................................  87,209      934,008
   *Synageva BioPharma Corp...............................   5,998      277,467
   *Targacept, Inc........................................  16,973       76,209
   *Team Health Holdings, Inc.............................  55,283    1,872,435
   *Theragenics Corp......................................  29,558       45,815
   *Thoratec Corp.........................................  40,024    1,462,077
   *Tornier NV............................................   8,023      138,317
   *TranS1, Inc...........................................  42,116      104,869
   *Transcept Pharmaceuticals, Inc........................  35,523      207,454
   *Triple-S Management Corp. Class B.....................  35,425      640,130
   *Trius Therapeutics, Inc...............................  15,586       80,424
   *U.S. Physical Therapy, Inc............................  28,851      709,735
    Universal American Corp............................... 119,086    1,115,836
    Utah Medical Products, Inc............................   8,858      356,092
   *Vanguard Health Systems, Inc..........................   9,363      130,801
   *Vascular Solutions, Inc...............................  36,394      608,144
   *VCA Antech, Inc.......................................  14,200      306,720
   *Vical, Inc............................................  19,339       69,234
   *ViroPharma, Inc....................................... 115,735    3,085,495
   *WellCare Health Plans, Inc............................  34,000    1,724,140
   *West Pharmaceutical Services, Inc.....................  36,624    2,168,507
   *Wright Medical Group, Inc.............................  49,614    1,048,840
   *XenoPort, Inc.........................................  62,424      523,737
   oYoung Innovations, Inc................................  18,572      733,037
   *Zalicus, Inc..........................................  76,646       58,826
                                                                   ------------
Total Health Care.........................................          138,956,785
                                                                   ------------
Industrials -- (17.5%)
    A.O. Smith Corp.......................................  21,759    1,507,464
   *A.T. Cross Co. Class A................................  23,659      270,659
   *AAON, Inc.............................................  45,378    1,031,896
    AAR Corp..............................................  54,900    1,034,865
    ABM Industries, Inc...................................  59,910    1,313,227
   *Acacia Research Corp..................................  40,041    1,022,247
   *ACCO Brands Corp......................................  79,395      661,360
   *Accuride Corp.........................................  32,708      122,982
    Aceto Corp............................................  70,011      730,915
    Acme United Corp......................................   9,349      113,777
   #Acorn Energy, Inc.....................................  40,406      297,388
   *Actuant Corp. Class A.................................  61,276    1,806,416
   *Adept Technology, Inc.................................  19,544       75,831
   *Advisory Board Co. (The)..............................  38,826    2,105,534
   *Aegion Corp...........................................  47,214    1,110,473
   *AeroCentury Corp......................................   1,795       30,335
   *Aerosonic Corp........................................     932        3,635
   *Aerovironment, Inc....................................  46,358    1,003,651
   *Air Transport Services Group, Inc..................... 123,338      573,522
    Aircastle, Ltd........................................  81,000    1,117,800
    Alamo Group, Inc......................................  26,599      903,302
  #*Alaska Air Group, Inc.................................  44,432    2,049,648
    Albany International Corp. Class A....................  33,856      848,431
   *Allegiant Travel Co...................................  21,587    1,607,584
    Alliant Techsystems, Inc..............................   8,526      551,803
  o*Allied Defense Group, Inc. (The)......................   2,975       15,648
    Allied Motion Technologies, Inc.......................   3,693       24,891
    Altra Holdings, Inc...................................  64,856    1,553,301
    Amerco, Inc...........................................  25,259    3,396,325
   *Ameresco, Inc. Class A................................  40,441      397,939

                                     1054

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    American Railcar Industries, Inc......................  53,313 $2,097,333
   *American Science & Engineering, Inc...................  10,126    684,315
  #*American Superconductor Corp..........................  47,654    126,283
   *American Woodmark Corp................................  28,368    788,914
    Ampco-Pittsburgh Corp.................................  18,240    335,981
   *AMREP Corp............................................  11,795    117,950
   *Apogee Enterprises, Inc...............................  71,177  1,740,278
   *Applied Industrial Technologies, Inc..................  50,746  2,230,794
   *ARC Document Solutions, Inc...........................  71,452    170,770
   *Argan, Inc............................................  25,660    482,408
    Arkansas Best Corp....................................  42,057    442,440
   *Arotech Corp..........................................  20,131     21,339
   *Ascent Solar Technologies, Inc........................   4,600      3,036
    Astec Industries, Inc.................................  25,236    891,336
   *Astronics Corp........................................  24,137    552,979
   *Atlas Air Worldwide Holdings, Inc.....................  29,914  1,348,822
   *Avalon Holding Corp. Class A..........................   1,400      5,558
   *Avis Budget Group, Inc................................ 130,275  2,804,821
   *AZZ, Inc..............................................  35,066  1,500,474
    Baltic Trading, Ltd...................................  12,368     39,949
    Barnes Group, Inc.....................................  61,800  1,477,020
    Barrett Business Services, Inc........................  23,882    961,012
  #*Beacon Roofing Supply, Inc............................  53,162  1,921,275
    Belden, Inc...........................................  32,392  1,559,675
   *Blount International, Inc.............................  36,065    614,908
   *BlueLinx Holdings, Inc................................  54,738    169,688
    Brady Corp. Class A...................................  40,712  1,420,442
   *Breeze-Eastern Corp...................................  18,372    148,905
    Briggs & Stratton Corp................................  68,413  1,623,440
   *Brink's Co. (The).....................................  21,195    632,035
   *Builders FirstSource, Inc.............................  44,608    279,692
   *CAI International, Inc................................  41,886  1,050,501
    Cascade Corp..........................................  26,041  1,681,467
   *Casella Waste Systems, Inc. Class A...................  45,514    206,634
   *CBIZ, Inc............................................. 113,445    687,477
    CDI Corp..............................................  42,663    726,124
    CECO Environmental Corp...............................  38,427    425,003
    Celadon Group, Inc....................................  55,816  1,105,715
   *Champion Industries, Inc..............................   2,307        254
   *Chart Industries, Inc.................................  32,460  2,148,527
    Chicago Rivet & Machine Co............................     300      6,171
    CIRCOR International, Inc.............................  24,116  1,000,814
    Coleman Cable, Inc....................................  23,042    235,720
  #*Colfax Corp...........................................  47,513  2,119,555
   *Columbus McKinnon Corp................................  42,599    805,973
    Comfort Systems USA, Inc..............................  78,575  1,014,403
   *Command Security Corp.................................  21,112     44,335
   *Commercial Vehicle Group, Inc.........................  54,094    437,620
    CompX International, Inc..............................   2,107     28,444
   *Consolidated Graphics, Inc............................  22,300    816,849
    Con-way, Inc..........................................  44,238  1,388,188
   *Corporate Executive Board Co. (The)...................  28,737  1,440,011
    Courier Corp..........................................  26,492    320,818
   *Covenant Transportation Group, Inc. Class A...........  27,300    172,263
   *CPI Aerostructures, Inc...............................  17,295    195,088
   *CRA International, Inc................................  22,109    411,006
   *Cubic Corp............................................  29,003  1,363,141
    Curtiss-Wright Corp...................................  57,577  2,052,620
   *Deluxe Corp...........................................  33,010  1,214,438
   *Dolan Co. (The).......................................  59,017    207,150
    Douglas Dynamics, Inc.................................  46,781    616,574

                                     1055

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Ducommun, Inc.........................................  25,696 $  411,907
   *DXP Enterprises, Inc..................................  31,485  1,791,496
   *Dycom Industries, Inc.................................  72,056  1,511,735
    Dynamic Materials Corp................................  31,095    516,799
   *Eagle Bulk Shipping, Inc..............................   1,851      3,813
    Eastern Co. (The).....................................   8,993    140,651
   *Echo Global Logistics, Inc............................  39,007    724,360
    Ecology & Environment, Inc. Class A...................     920     11,868
    EMCOR Group, Inc......................................  52,749  1,916,371
    Encore Wire Corp......................................  41,411  1,350,827
   *Energy Recovery, Inc..................................  56,188    209,581
   *EnergySolutions, Inc.................................. 165,568    634,125
   *EnerNOC, Inc..........................................  42,641    658,803
   *EnerSys, Inc..........................................  63,999  2,619,479
   *Engility Holdings, Inc................................   6,320    121,660
    Ennis, Inc............................................  59,329    926,126
   *EnPro Industries, Inc.................................  41,842  1,861,132
    ESCO Technologies, Inc................................  27,940  1,150,290
    Espey Manufacturing & Electronics Corp................   5,593    140,608
   *Esterline Technologies Corp...........................  27,441  1,821,808
   *Excel Maritime Carriers, Ltd..........................  11,578      6,379
    Exelis, Inc...........................................  36,034    396,014
   *Exponent, Inc.........................................  19,349    945,973
   *Federal Signal Corp................................... 148,867  1,196,891
   *Flow International Corp............................... 105,453    397,558
   *Forward Air Corp......................................  21,901    812,746
   *Franklin Covey Co.....................................  41,060    569,913
   *Franklin Electric Co., Inc............................  26,195  1,742,491
    FreightCar America, Inc...............................  27,080    671,313
   *Frozen Food Express Industries........................  29,683     32,948
  #*FTI Consulting, Inc...................................  38,208  1,241,760
   *Fuel Tech, Inc........................................  42,845    183,377
   *Furmanite Corp........................................  78,966    419,309
    G & K Services, Inc. Class A..........................  28,477  1,140,219
    GATX Corp.............................................  40,478  1,916,633
  #*Genco Shipping & Trading, Ltd.........................  74,008    247,187
   *Gencor Industries, Inc................................  10,941     80,854
   *GenCorp, Inc.......................................... 100,625  1,079,706
    Generac Holdings, Inc.................................  47,280  1,757,870
   *General Cable Corp....................................  62,794  2,111,134
    Geo Group, Inc. (The)................................. 107,331  3,501,137
   *GeoEye, Inc...........................................  26,522    950,283
   *Gibraltar Industries, Inc.............................  66,899  1,162,036
    Global Power Equipment Group, Inc.....................  30,265    496,649
   *Goldfield Corp. (The).................................   2,800      8,232
   *Gorman-Rupp Co. (The).................................  28,158    855,722
   *GP Strategies Corp....................................  43,118    922,725
   *GrafTech International, Ltd...........................  11,675    112,080
    Graham Corp...........................................  19,937    461,940
    Granite Construction, Inc.............................  47,400  1,723,464
    Great Lakes Dredge & Dock Corp........................ 137,286  1,287,743
   *Greenbrier Cos., Inc..................................  48,489    966,386
    Griffon Corp..........................................  91,355  1,077,989
    H&E Equipment Services, Inc...........................  76,817  1,481,032
    Hardinge, Inc.........................................  27,925    314,994
    Harsco Corp...........................................  45,789  1,167,162
   *Hawaiian Holdings, Inc................................ 118,545    684,005
   *Healthcare Services Group, Inc........................  25,427    614,062
   *Heartland Express, Inc................................  63,150    873,364
    HEICO Corp............................................  19,329    876,763
   *HEICO Corp. Class A...................................  35,161  1,195,826

                                     1056

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Heidrick & Struggles International, Inc...............  38,369 $  606,614
   *Herman Miller, Inc....................................  40,914  1,010,576
   *Hexcel Corp...........................................   9,359    250,728
   *Hill International, Inc...............................  87,347    297,853
   *HNI Corp..............................................  42,083  1,328,560
    Houston Wire & Cable Co...............................  35,815    427,989
   *Hub Group, Inc. Class A...............................  32,954  1,213,037
   *Hudson Global, Inc....................................  61,636    296,469
   *Huntington Ingalls Industries, Inc....................  32,035  1,419,150
   *Hurco Cos., Inc.......................................  16,988    504,204
   *Huron Consulting Group, Inc...........................  28,610    975,601
    Hyster-Yale Materials Handling, Inc...................  17,600    883,168
   *ICF International, Inc................................  44,438  1,017,186
   *II-VI, Inc............................................  70,886  1,206,480
  #*InnerWorkings, Inc....................................  81,611  1,135,209
   *Innotrac Corp.........................................     712      2,314
    Innovative Solutions & Support, Inc...................  39,691    168,290
    Insperity, Inc........................................  26,597    894,457
    Insteel Industries, Inc...............................  32,437    491,745
   *Integrated Electrical Services, Inc...................  16,819     81,572
   *Interface, Inc........................................ 122,955  2,063,185
    International Shipholding Corp........................  14,919    284,953
    Intersections, Inc....................................  44,559    462,522
  #*JetBlue Airways Corp.................................. 289,943  1,684,569
   *John Bean Technologies Corp...........................  52,396    979,281
   *Kadant, Inc...........................................  23,091    620,455
   *Kaman Corp............................................  28,890  1,049,863
   *Kaydon Corp...........................................  24,400    605,120
    Kelly Services, Inc. Class A..........................  51,194    816,032
   *Key Technology, Inc...................................  12,633    155,386
    Kforce, Inc...........................................  69,702    959,100
    Kimball International, Inc. Class B...................  69,308    748,526
   *Knight Transportation, Inc............................  83,764  1,336,036
   *Knoll, Inc............................................  33,550    556,259
   *Korn/Ferry International..............................  61,744  1,060,762
   *Kratos Defense & Security Solutions, Inc..............  57,605    254,038
    L.B. Foster Co. Class A...............................  18,795    814,011
    L.S. Starrett Co. Class A (The).......................   5,758     62,186
    Lawson Products, Inc..................................  19,440    213,451
   *Layne Christensen Co..................................  41,852    948,785
    Lindsay Corp..........................................  14,054  1,307,584
   *LMI Aerospace, Inc....................................  26,187    578,733
    LSI Industries, Inc...................................  55,807    404,043
   *Lydall, Inc...........................................  40,300    615,784
   *Magnetek, Inc.........................................   1,607     21,309
   *Manitowoc Co., Inc. (The)............................. 108,200  1,904,320
    Marten Transport, Ltd.................................  51,465  1,047,827
   *MasTec, Inc...........................................  89,929  2,544,991
   *Matson, Inc...........................................  36,714  1,006,331
    McGrath RentCorp......................................  31,476    940,818
   *Meritor, Inc..........................................  23,072    105,208
   *Metalico, Inc.........................................  74,863    144,486
    Met-Pro Corp..........................................  35,649    369,680
   *MFRI, Inc.............................................  15,568     94,498
    Michael Baker Corp....................................  19,553    502,317
  #*Middleby Corp.........................................  16,509  2,333,712
    Miller Industries, Inc................................  27,120    414,394
   *Mine Safety Appliances Co.............................  38,627  1,785,340
   *Mistras Group, Inc....................................  34,379    757,026
   *Mobile Mini, Inc......................................  58,459  1,403,016
   *Moog, Inc. Class A....................................  21,352    935,218

                                     1057

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Moog, Inc. Class B....................................     488 $   21,438
   *Mueller Industries, Inc...............................  43,197  2,304,992
   *Mueller Water Products, Inc. Class A.................. 214,157  1,265,668
    Multi-Color Corp......................................  32,495    778,580
   *MYR Group, Inc........................................  49,036  1,100,858
   #National Presto Industries, Inc.......................   8,961    657,289
   *National Technical Systems, Inc.......................  25,608    204,352
   *Navigant Consulting, Inc..............................  64,007    738,001
   *Navistar International Corp...........................  17,917    467,455
   *NCI Building Systems, Inc.............................  17,046    263,872
    NL Industries, Inc.................................... 130,038  1,682,692
   *NN, Inc...............................................  39,742    368,011
   *Northwest Pipe Co.....................................  20,599    507,765
  #*Ocean Power Technologies, Inc.........................  15,330     32,653
   *Old Dominion Freight Line, Inc........................  17,536    653,742
    Omega Flex, Inc.......................................  20,621    293,231
   *On Assignment, Inc.................................... 101,799  2,488,986
   *Orbital Sciences Corp.................................  51,487    756,859
   *Orion Energy Systems, Inc.............................  49,736    100,964
   *Orion Marine Group, Inc...............................  38,737    302,149
   *Oshkosh Corp..........................................  15,660    613,559
    P.A.M. Transportation Services, Inc...................  20,605    194,511
   *Pacer International, Inc..............................  88,548    360,390
   *Park-Ohio Holdings Corp...............................  31,470    759,686
   *Patrick Industries, Inc...............................  18,661    307,160
   *Patriot Transportation Holding, Inc...................  15,359    395,801
   *Pendrell Corp.........................................  52,857     77,171
   *PGT, Inc..............................................  68,796    337,100
    Pike Electric Corp....................................  69,115    718,796
   *PMFG, Inc.............................................  16,058    135,048
   *Powell Industries, Inc................................  27,801  1,257,995
   *PowerSecure International, Inc........................  35,599    309,355
    Preformed Line Products Co............................   6,300    425,124
   *Primoris Services Corp................................  46,364    889,262
    Providence & Worcester Railroad Co....................   1,886     30,176
   #Quad/Graphics, Inc....................................  11,556    250,765
   *Quality Distribution, Inc.............................  49,703    368,299
    Quanex Building Products Corp.........................  46,330    957,178
    Raven Industries, Inc.................................  29,765    801,571
   *RBC Bearings, Inc.....................................  24,372  1,285,136
    RCM Technologies, Inc.................................  21,213    117,308
   *Republic Airways Holdings, Inc........................ 104,500    876,755
    Resources Connection, Inc.............................  82,903  1,012,246
   *Roadrunner Transportation Systems, Inc................  49,060    986,597
    Robbins & Myers, Inc..................................  38,214  2,227,112
   *RPX Corp..............................................  11,583    120,811
   *Rush Enterprises, Inc. Class A........................  44,304  1,048,233
   *Rush Enterprises, Inc. Class B........................  18,930    370,460
   *Saia, Inc.............................................  40,865  1,060,038
    Sauer-Danfoss, Inc....................................   2,122    113,888
    Schawk, Inc...........................................  56,309    723,008
    Seaboard Corp.........................................      99    267,628
    SeaCube Container Leasing, Ltd........................  13,027    299,230
    Servotronics, Inc.....................................   4,083     33,889
   *Shaw Group, Inc. (The)................................   8,182    387,172
    SIFCO Industries, Inc.................................  12,202    188,887
    Simpson Manufacturing Co., Inc........................  52,259  1,694,237
    SkyWest, Inc..........................................  54,166    684,658
    SL Industries, Inc....................................  14,437    252,359
   *Sparton Corp..........................................  25,636    390,180
   *Spirit Airlines, Inc..................................   9,093    176,313

                                     1058

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *Standard Parking Corp.................................  27,963 $    586,104
    Standard Register Co. (The)...........................  46,619       30,769
    Standex International Corp............................  32,398    1,835,347
   *Steelcase, Inc. Class A...............................  89,369    1,218,099
   *Sterling Construction Co., Inc........................  29,272      300,038
   *Sun Hydraulics Corp...................................  36,421    1,005,220
   *Supreme Industries, Inc. Class A......................   6,279       23,735
   *Swift Transportation Co...............................  91,199    1,245,778
   *SYKES Enterprises, Inc................................  51,985      836,958
    Sypris Solutions, Inc.................................  25,625      106,088
  #*TAL International Group, Inc..........................  39,709    1,663,807
   *Taser International, Inc.............................. 117,616      984,446
   *Team, Inc.............................................  41,375    1,812,639
   *Tecumseh Products Co. Class A.........................  16,716      118,851
   *Tecumseh Products Co. Class B.........................   2,206       15,994
   *Teledyne Technologies, Inc............................  14,770    1,008,200
   *Tennant Co............................................  16,581      763,389
   *Tetra Tech, Inc.......................................  61,747    1,769,669
    Textainer Group Holdings, Ltd.........................  44,841    1,858,659
   *Thermon Group Holdings, Inc...........................   4,179      101,132
    Titan International, Inc..............................  69,401    1,685,750
  #*Titan Machinery, Inc..................................  46,619    1,347,755
   *TMS International Corp. Class A.......................   4,172       58,158
    Toro Co. (The)........................................   9,510      418,725
   *TRC Cos., Inc.........................................  47,541      283,820
   *Trex Co., Inc.........................................  26,108    1,103,063
   *Trimas Corp...........................................  57,015    1,761,193
    Triumph Group, Inc....................................  46,890    3,299,649
   *TrueBlue, Inc.........................................  72,527    1,246,739
   *Tufco Technologies, Inc...............................   1,800        9,000
   *Tutor Perini Corp.....................................  42,859      711,031
    Twin Disc, Inc........................................  24,798      568,618
   *Ultralife Corp........................................  41,641      134,084
    UniFirst Corp.........................................  18,468    1,509,574
   *United Rentals, Inc...................................  53,799    2,723,305
    United Stationers, Inc................................  55,448    1,848,636
    Universal Forest Products, Inc........................  26,813    1,089,948
   *Universal Security Instruments, Inc...................   1,120        4,648
    Universal Truckload Services, Inc.....................  29,388      527,221
   *US Airways Group, Inc................................. 133,986    1,913,320
   *US Ecology, Inc.......................................  36,964      878,265
   *USA Truck, Inc........................................  25,619      127,070
  #*USG Corp..............................................  46,873    1,377,597
    UTi Worldwide, Inc....................................  72,076    1,063,842
   *Versar, Inc...........................................  22,996       97,733
    Viad Corp.............................................  46,694    1,303,696
   *Vicor Corp............................................  33,325      179,288
   *Virco Manufacturing Corp..............................  16,500       44,055
    VSE Corp..............................................   7,747      186,005
    Watsco, Inc. Class B..................................   1,348      100,932
    Watts Water Technologies, Inc. Class A................  40,117    1,849,394
    Werner Enterprises, Inc...............................  57,599    1,360,488
   *Wesco Aircraft Holdings, Inc..........................   2,700       37,341
   *WESCO International, Inc..............................   1,446      105,457
   *Willdan Group, Inc....................................   3,099        6,508
   *Willis Lease Finance Corp.............................  11,622      171,192
   *XPO Logistics, Inc....................................  30,150      505,012
                                                                   ------------
Total Industrials.........................................          271,126,952
                                                                   ------------
Information Technology -- (15.8%)
  #*3D Systems Corp.......................................  78,815    4,559,448

                                     1059

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Accelrys, Inc......................................... 129,844 $1,223,130
  #*ACI Worldwide, Inc....................................  37,260  1,771,340
   *Active Network, Inc. (The)............................   3,869     21,396
   *Actuate Corp.......................................... 103,572    583,110
   *Acxiom Corp...........................................  84,993  1,506,926
   *ADDvantage Technologies Group, Inc....................  13,988     29,655
   *Advanced Energy Industries, Inc.......................  84,045  1,290,091
   *Advent Software, Inc..................................  43,884  1,081,741
   *Aeroflex Holding Corp.................................  10,238     71,564
   *Aetrium, Inc..........................................  19,579     12,335
   *Agilysys, Inc.........................................  35,556    302,582
   *Alpha & Omega Semiconductor, Ltd......................  10,275     83,330
   *American Software, Inc. Class A.......................  55,346    475,976
  #*Amkor Technology, Inc................................. 133,735    619,193
   *Amtech Systems, Inc...................................  20,021     78,282
   *ANADIGICS, Inc........................................ 115,093    296,940
   *Analysts International Corp...........................   1,900      6,916
   *Anaren, Inc...........................................  33,884    663,110
   *Anixter International, Inc............................  27,653  1,860,494
   *AOL, Inc..............................................  69,740  2,137,531
   *Applied Micro Circuits Corp........................... 112,311    962,505
   *Arris Group, Inc...................................... 170,706  2,820,063
   *Aspen Technology, Inc.................................  21,002    642,661
    Astro-Med, Inc........................................   5,157     51,776
   *ATMI, Inc.............................................  47,820    976,006
   *Aviat Networks, Inc...................................  71,041    266,404
   *Avid Technology, Inc..................................  74,541    551,603
    AVX Corp..............................................   3,627     41,312
    Aware, Inc............................................  31,813    183,243
   *Axcelis Technologies, Inc............................. 128,166    173,024
   *AXT, Inc..............................................  90,440    251,423
   *Badger Meter, Inc.....................................  31,786  1,573,089
    Bel Fuse, Inc. Class A................................   4,111     67,790
    Bel Fuse, Inc. Class B................................  22,450    418,243
   *Benchmark Electronics, Inc............................  66,556  1,168,723
    Black Box Corp........................................  33,789    791,676
  #*Blackbaud, Inc........................................  33,893    844,614
   *Blucora, Inc..........................................  98,115  1,457,989
   *Booz Allen Hamilton Holding Corp......................  26,019    360,623
   *Bottomline Technologies (de), Inc.....................  37,887  1,101,754
   *BroadVision, Inc......................................   8,795     73,350
    Brooks Automation, Inc................................  73,481    687,782
   *Bsquare Corp..........................................  21,382     74,837
   *BTU International, Inc................................  20,546     62,665
   *Cabot Microelectronics Corp...........................  26,550    981,288
  #*CACI International, Inc. Class A......................  28,099  1,506,949
   *CalAmp Corp...........................................  66,929    572,912
   *Calix, Inc............................................  41,589    338,534
   *Cardtronics, Inc......................................  36,776    952,131
   *Cascade Microtech, Inc................................  20,463    153,063
   *Cass Information Systems, Inc.........................  23,096    896,125
   *CEVA, Inc.............................................  37,919    575,610
   *Checkpoint Systems, Inc...............................  46,227    557,498
   *Chyron International Corp.............................   1,300      1,300
   *CIBER, Inc............................................ 143,154    483,861
   *Cirrus Logic, Inc..................................... 109,053  3,078,566
   *Clearfield, Inc.......................................  30,926    162,671
   *Cognex Corp...........................................  39,844  1,580,213
   *Coherent, Inc.........................................  24,131  1,337,099
    Cohu, Inc.............................................  54,623    572,449
 o#*Commerce One LLC......................................   1,966         --

                                     1060

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
    Communications Systems, Inc...........................  22,540 $  251,096
   *CommVault Systems, Inc................................  23,531  1,805,534
   *Computer Task Group, Inc..............................  45,193    864,994
   *Compuware Corp........................................  57,557    668,812
   *comScore, Inc.........................................   9,035    133,086
    Comtech Telecommunications Corp.......................  31,096    824,044
   *Comverse Technology, Inc.............................. 139,503    608,233
   *Comverse, Inc.........................................  13,950    402,885
    Concurrent Computer Corp..............................  18,453    120,683
   *Constant Contact, Inc.................................   5,333     80,315
    Convergys Corp........................................ 170,395  2,900,123
   *CoreLogic, Inc........................................  78,619  2,062,963
   *CoStar Group, Inc.....................................  31,675  2,970,481
   *Cray, Inc.............................................  93,041  1,727,771
    Crexendo, Inc.........................................   6,053     15,435
   *CSG Systems International, Inc........................  71,089  1,338,606
    CSP, Inc..............................................   1,770     11,080
    CTS Corp..............................................  68,434    680,918
   *CyberOptics Corp......................................  22,727    169,771
   *Cymer, Inc............................................  34,206  3,522,192
   *Daktronics, Inc.......................................  85,387  1,012,690
   *Datalink Corp.........................................  46,119    405,386
   *Dataram Corp..........................................  15,135      6,508
   *Dealertrack Technologies, Inc.........................  46,820  1,478,576
  #*Demand Media, Inc.....................................  27,534    232,662
   *Dice Holdings, Inc.................................... 123,731  1,164,309
   *Digi International, Inc...............................  57,051    559,100
    Digimarc Corp.........................................  17,348    371,421
   *Digital River, Inc....................................  29,578    429,473
   *Diodes, Inc...........................................  40,113    762,949
   *Dot Hill Systems Corp.................................  99,183    115,052
   *DSP Group, Inc........................................  50,499    331,273
   *DTS, Inc..............................................  39,034    745,549
   *Dynamics Research Corp................................  23,749    162,918
    EarthLink, Inc........................................ 157,051  1,067,947
   #Ebix, Inc.............................................  42,888    700,790
   *Edgewater Technology, Inc.............................  10,739     44,567
    Electro Rent Corp.....................................  56,344    872,205
    Electro Scientific Industries, Inc....................  58,639    633,301
   *Electronics for Imaging, Inc..........................  66,427  1,502,579
   *Ellie Mae, Inc........................................   4,165     83,425
    eMagin Corp...........................................  25,304     82,238
  #*EMCORE Corp...........................................  37,909    228,212
   *Emulex Corp...........................................  87,427    667,942
   *Entegris, Inc.........................................  97,311    959,486
   *Entropic Communications, Inc.......................... 160,198    839,438
   *Envestnet, Inc........................................  21,270    295,866
    EPIQ Systems, Inc.....................................  73,086    901,881
    ePlus, Inc............................................  19,530    909,903
   *Euronet Worldwide, Inc................................  56,870  1,391,609
   *Exar Corp............................................. 109,176  1,145,256
   *ExlService Holdings, Inc..............................  35,150  1,042,549
   *Extreme Networks...................................... 222,850    822,316
   *Fabrinet..............................................  14,347    210,040
   *Fair Isaac Corp.......................................  47,990  2,162,909
   *Fairchild Semiconductor International, Inc............  96,193  1,420,771
   *FalconStor Software, Inc..............................   4,800     12,864
   *FARO Technologies, Inc................................  32,288  1,072,284
   *FEI Co................................................  43,300  2,639,568
  #*Finisar Corp..........................................  88,158  1,366,449
   *FormFactor, Inc.......................................  84,129    420,645

                                     1061

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Forrester Research, Inc...............................  35,124 $  992,955
    Frequency Electronics, Inc............................  19,508    179,083
  #*Fusion-io, Inc........................................   9,847    172,126
   *GigOptix, Inc.........................................     700      1,022
   *Global Cash Access Holdings, Inc...................... 164,108  1,239,015
   *Globecomm Systems, Inc................................  59,230    734,452
   *GSE Systems, Inc......................................  33,450     68,238
   *GSI Group, Inc........................................  63,299    601,340
   *GSI Technology, Inc...................................  61,196    406,953
  #*GT Advanced Technologies, Inc.........................  57,131    180,534
   *Guidance Software, Inc................................  22,628    288,507
    Hackett Group, Inc. (The).............................  96,523    415,049
   *Harmonic, Inc......................................... 141,392    739,480
   *Hauppauge Digital, Inc................................  14,537     11,193
   *Heartland Payment Systems, Inc........................  30,816    978,716
  #*Higher One Holdings, Inc..............................  14,755    155,370
   *Hittite Microwave Corp................................  17,786  1,091,705
   *Hutchinson Technology, Inc............................  49,237    137,371
   *I.D. Systems, Inc.....................................  23,495    129,927
   *Identive Group, Inc................................... 106,358    143,583
   *IEC Electronics Corp..................................  22,686    148,820
   *iGATE Corp............................................  90,377  1,579,790
   *iGo, Inc..............................................  51,265     13,842
   *Imation Corp..........................................  32,780    121,614
   *Immersion Corp........................................  52,227    355,144
  #*Infinera Corp.........................................  75,164    535,919
   *Innodata, Inc.........................................  59,616    224,156
   *Inphi Corp............................................  25,523    204,950
   *Insight Enterprises, Inc..............................  55,890  1,095,444
   *Integrated Device Technology, Inc..................... 209,150  1,512,154
   *Integrated Silicon Solution, Inc......................  64,686    606,108
   *Intellicheck Mobilisa, Inc............................  40,531     29,182
   *Interactive Intelligence Group, Inc...................  23,823    958,161
   *InterDigital, Inc.....................................   2,500    108,475
   *Intermec, Inc.........................................  43,121    426,035
   *Internap Network Services Corp........................ 132,556  1,048,518
  #*International Rectifier Corp..........................  72,405  1,411,173
   *Interphase Corp.......................................  15,755     39,388
    Intersil Corp. Class A................................ 124,482  1,076,769
   *Intevac, Inc..........................................  40,992    172,576
   *IntraLinks Holdings, Inc..............................   9,260     59,912
   *IntriCon Corp.........................................  16,201     76,145
    IPG Photonics Corp....................................   3,925    257,009
   *Iteris, Inc...........................................  58,990     96,154
   *Itron, Inc............................................  38,870  1,803,179
   *Ixia..................................................  83,339  1,582,608
    IXYS Corp.............................................  70,033    675,118
  #*j2 Global, Inc........................................  44,334  1,410,708
   *Kemet Corp............................................  53,934    310,660
   *Key Tronic Corp.......................................  30,100    289,863
    Keynote Systems, Inc..................................  37,106    578,854
  o*KIT Digital, Inc......................................  64,234     25,694
   *Kopin Corp............................................ 145,834    504,586
   *Kulicke & Soffa Industries, Inc....................... 101,885  1,153,338
   *KVH Industries, Inc...................................  35,615    518,554
   *Lattice Semiconductor Corp............................ 203,685    906,398
   *Lender Processing Services, Inc.......................  43,342  1,041,942
    Lexmark International, Inc. Class A...................  16,596    399,300
   *LGL Group, Inc. (The).................................   5,074     26,689
   *Limelight Networks, Inc............................... 204,762    483,238
   *Lionbridge Technologies, Inc..........................  36,483    145,567

                                     1062

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Liquidity Services, Inc...............................  43,203 $1,376,880
   *Littlefuse, Inc.......................................  28,600  1,830,686
   *LogMeIn, Inc..........................................     400      9,080
   *LoJack Corp...........................................  42,858    138,431
    Loral Space & Communications, Inc.....................  16,665    978,069
   *LTX-Credence Corp.....................................  96,198    590,656
   *Magnachip Semiconductor Corp..........................  33,639    538,897
   *Manhattan Associates, Inc.............................  19,274  1,320,462
    ManTech International Corp. Class A...................  16,430    405,328
    Marchex, Inc. Class B.................................  53,747    199,939
   *Market Leader, Inc....................................  67,535    511,915
  #*Mattersight Corp......................................  13,991     61,840
   *Mattson Technology, Inc............................... 132,667    173,794
   *MAXIMUS, Inc..........................................  32,282  2,213,577
   *MaxLinear, Inc. Class A...............................  10,923     56,581
   *Maxwell Technologies, Inc.............................   5,314     51,386
   *Measurement Specialties, Inc..........................  36,932  1,303,700
   *MEMSIC, Inc...........................................  19,187     65,044
   *Mentor Graphics Corp.................................. 123,538  2,116,206
   *Mercury Systems, Inc..................................  55,881    410,725
   *Meru Networks, Inc....................................   1,036      3,294
    Mesa Laboratories, Inc................................   6,345    329,877
    Methode Electronics, Inc..............................  72,528    697,719
   *Micrel, Inc...........................................  77,877    810,700
   *Microsemi Corp........................................  82,926  1,734,812
   *Mindspeed Technologies, Inc...........................  56,691    278,920
   *MIPS Technologies, Inc................................ 117,787    925,806
    MKS Instruments, Inc..................................  62,805  1,745,979
    MOCON, Inc............................................  11,568    162,068
   *ModusLink Global Solutions, Inc.......................  84,702    246,483
   *MoneyGram International, Inc..........................  10,475    144,241
   *Monolithic Power Systems, Inc.........................  67,412  1,570,700
    Monotype Imaging Holdings, Inc........................  71,866  1,299,337
   *Monster Worldwide, Inc................................  56,927    330,177
   *MoSys, Inc............................................  64,124    230,846
   *Move, Inc.............................................  84,590    797,684
   *MTS Systems Corp......................................  19,647  1,116,932
   *Multi-Fineline Electronix, Inc........................  36,866    588,934
   *Nanometrics, Inc......................................  50,029    780,953
   *NAPCO Security Technologies, Inc......................  40,293    145,458
   *NCI, Inc. Class A.....................................  13,413     70,552
   *NeoPhotonics Corp.....................................   2,697     15,616
   *NETGEAR, Inc..........................................  41,819  1,468,265
  #*NetList, Inc..........................................  48,220     37,612
   *NetScout Systems, Inc.................................  64,833  1,687,603
   *NeuStar, Inc. Class A.................................     700     31,598
   *Newport Corp..........................................  68,670    990,221
   *NIC, Inc..............................................  20,171    328,787
   *Novatel Wireless, Inc.................................  53,698    100,952
   *Numerex Corp. Class A.................................  34,182    424,199
   *Oclaro, Inc...........................................  44,433     71,981
   *Official Payments Holdings, Inc.......................  32,296    200,558
   *OmniVision Technologies, Inc..........................  60,316    927,057
   *Online Resources Corp.................................  58,021    221,060
  #*Onvia, Inc............................................   3,803     13,805
   *OpenTable, Inc........................................   7,812    411,614
   *Oplink Communications, Inc............................  48,674    820,157
    Optical Cable Corp....................................  17,561     73,229
   *OSI Systems, Inc......................................  29,110  1,585,331
   *PAR Technology Corp...................................  32,181    142,884
    Park Electrochemical Corp.............................  33,564    877,363

                                     1063

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
    PC Connection, Inc....................................  61,775 $  762,921
   *PCM, Inc..............................................  28,324    188,921
    PC-Tel, Inc...........................................  39,723    294,745
   *PDF Solutions, Inc....................................  48,486    728,260
    Perceptron, Inc.......................................  24,048    176,993
   *Perficient, Inc.......................................  72,621    868,547
   *Performance Technologies, Inc.........................  25,604     24,836
   *Pericom Semiconductor Corp............................  55,754    394,181
   *Pervasive Software, Inc...............................  47,844    437,773
   *Photronics, Inc....................................... 123,519    739,879
   *Pixelworks, Inc.......................................  33,255     87,461
   *Planar Systems, Inc...................................  29,908     51,741
   *Plantronics, Inc......................................  41,400  1,702,368
   *Plexus Corp...........................................  45,907  1,171,547
   *PLX Technology, Inc................................... 100,486    468,265
   *PMC-Sierra, Inc....................................... 258,477  1,493,997
   *Power Integrations, Inc...............................  32,553  1,217,482
  #*Power-One, Inc........................................ 111,584    448,568
   *PRGX Global, Inc......................................  59,283    400,160
   *Procera Networks, Inc.................................   1,980     33,323
   *Progress Software Corp................................  77,464  1,818,080
   *PROS Holdings, Inc....................................  10,085    222,475
    QAD, Inc. Class A.....................................  24,504    340,361
    QAD, Inc. Class B.....................................   6,515     82,740
   *QLogic Corp...........................................  85,566    988,287
   *Qualstar Corp.........................................  12,400     19,840
   *QuinStreet, Inc.......................................  11,713     66,061
   *Radisys Corp..........................................  52,323    204,060
   *Rambus, Inc...........................................     529      2,888
  #*RealD, Inc............................................   9,865    112,264
   *RealNetworks, Inc.....................................  72,020    551,673
   *Reis, Inc.............................................  15,451    225,739
   *Relm Wireless Corp....................................  29,676     49,262
  #*Remark Media, Inc.....................................  14,739     19,898
   *Responsys, Inc........................................  27,898    212,862
    RF Industries, Ltd....................................   5,082     27,748
   *RF Micro Devices, Inc................................. 237,097  1,185,485
    Richardson Electronics, Ltd...........................  30,460    369,175
    Rimage Corp...........................................  21,930    152,194
   *Riverbed Technology, Inc..............................   9,203    178,538
   *Rofin-Sinar Technologies, Inc.........................  36,445    934,085
   *Rogers Corp...........................................  24,439  1,145,212
   *Rosetta Stone, Inc....................................  39,800    515,808
  #*Rubicon Technology, Inc...............................  44,265    297,461
   *Rudolph Technologies, Inc.............................  78,100  1,053,569
   *Saba Software, Inc....................................  13,367    123,778
   *Sanmina Corp..........................................  75,105    715,000
   *Sapient Corp.......................................... 114,211  1,383,095
   *ScanSource, Inc.......................................  29,913    869,272
   *Scientific Learning Corp..............................  26,056     16,415
   *SciQuest, Inc.........................................   1,822     30,136
   *SeaChange International, Inc..........................  75,765    844,780
   *Selectica, Inc........................................   1,042      8,722
   *Semtech Corp..........................................  65,709  1,981,783
   *Sevcon, Inc...........................................   4,832     17,202
   *ShoreTel, Inc.........................................  69,460    297,983
   *Sigma Designs, Inc....................................  46,349    247,504
  #*Silicon Graphics International Corp...................  41,477    603,076
   *Silicon Image, Inc.................................... 148,990    722,602
   *Silicon Laboratories, Inc.............................  20,891    911,683
   *Smith Micro Software, Inc.............................  56,638     84,957

                                     1064

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *SMTC Corp.............................................  10,494 $   27,075
   *Sonus Networks, Inc................................... 243,700    553,199
    Soundbite Communications, Inc.........................   4,790     13,939
   *Sourcefire, Inc.......................................  25,577  1,089,580
   *Spansion, Inc. Class A................................  32,819    377,418
  #*Spark Networks, Inc...................................  42,721    308,446
  #*SS&C Technologies Holdings, Inc.......................  31,641    716,036
   *Stamps.com, Inc.......................................  26,466    714,317
   *StarTek, Inc..........................................  25,558    110,155
  #*STEC, Inc.............................................  82,526    417,582
  #*Stratasys, Ltd........................................  29,742  2,334,152
   *SunPower Corp.........................................  17,067    132,952
   *Super Micro Computer, Inc.............................  44,960    556,605
    Supertex, Inc.........................................  26,761    511,670
   *Support.com, Inc......................................  95,591    398,614
   *Sycamore Networks, Inc................................  36,135     83,110
   *Symmetricom, Inc......................................  94,240    507,954
   *Synaptics, Inc........................................  27,717    972,312
   *Synchronoss Technologies, Inc.........................   9,232    219,814
   *SYNNEX Corp...........................................  58,459  2,101,601
   *Take-Two Interactive Software, Inc....................  77,671    945,256
   *Tech Data Corp........................................  16,376    833,702
   *TechTarget, Inc.......................................  57,889    294,076
   *TeleCommunication Systems, Inc. Class A............... 108,935    246,193
   *Telenav, Inc..........................................  61,531    486,095
   *TeleTech Holdings, Inc................................  62,869  1,175,650
    Tellabs, Inc.......................................... 147,403    336,079
    Telular Corp..........................................  43,142    478,445
    Tessco Technologies, Inc..............................  19,087    426,594
    Tessera Technologies, Inc.............................  58,942  1,034,432
    TheStreet, Inc........................................  73,298    119,476
   *TNS, Inc..............................................  38,402    804,522
    Transact Technologies, Inc............................  21,556    173,310
   *Travelzoo, Inc........................................   1,260     27,619
   *Trio-Tech International...............................     400        796
   *TriQuint Semiconductor, Inc........................... 192,479  1,010,515
    TSR, Inc..............................................     300        975
   *TTM Technologies, Inc.................................  80,481    641,434
   *Tyler Technologies, Inc...............................  34,175  1,847,159
   *Ultimate Software Group, Inc..........................   2,656    269,690
   *Ultra Clean Holdings..................................  37,965    212,984
   *Ultratech, Inc........................................  36,610  1,491,125
  #*Unisys Corp...........................................  24,201    537,504
    United Online, Inc.................................... 222,900  1,480,056
   *USA Technologies, Inc.................................  42,977     94,120
   *UTStarcom Holdings Corp...............................  77,258     75,713
   *ValueClick, Inc.......................................  93,902  1,922,174
   *Veeco Instruments, Inc................................  34,477  1,084,302
   *Verint Systems, Inc...................................  22,727    768,173
  #*ViaSat, Inc...........................................  15,800    606,878
   *Viasystems Group, Inc.................................  10,156    143,098
   *Vicon Industries, Inc.................................  12,267     33,734
   *Video Display Corp....................................  29,556    110,835
   *Virtusa Corp..........................................  57,462  1,190,038
   *Vishay Intertechnology, Inc........................... 158,809  1,745,311
   *Vishay Precision Group, Inc...........................   4,416     58,247
  #*VistaPrint NV.........................................  35,640  1,277,694
   *Volterra Semiconductor Corp...........................  29,470    484,487
    Wayside Technology Group, Inc.........................  12,677    155,927
   *Web.com Group, Inc....................................  51,728    837,994
   *Websense, Inc.........................................  24,602    359,927

                                     1065

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
   *Westell Technologies, Inc. Class A.................... 119,124 $    217,997
   *WEX, Inc..............................................   6,152      483,609
   *WPCS International, Inc...............................   5,182        2,384
   *XO Group, Inc.........................................  64,966      624,973
    Xyratex, Ltd..........................................  65,899      612,861
   *Zebra Technologies Corp. Class A......................  42,318    1,831,523
   *Zix Corp.............................................. 117,982      384,621
   *Zygo Corp.............................................  44,558      708,918
                                                                   ------------
Total Information Technology..............................          246,098,832
                                                                   ------------
Materials -- (5.9%)
    A. Schulman, Inc......................................  39,305    1,263,656
   *A.M. Castle & Co......................................  44,498      749,791
   *AEP Industries, Inc...................................  15,313      985,851
   #*AK Steel Holding Corp................................  67,672      270,688
   *AMCOL International Corp..............................  33,527      990,052
   *American Pacific Corp.................................  15,105      297,266
   *American Vanguard Corp................................  64,951    2,201,839
   *Arabian American Development Co.......................  15,657      123,847
   #Axiall Corp...........................................  31,063    1,745,119
    Balchem Corp..........................................  26,831    1,003,479
    Boise, Inc............................................ 129,900    1,071,675
   *Buckeye Technologies, Inc.............................  76,189    2,190,434
   *Calgon Carbon Corp....................................  57,003      914,328
    Carpenter Technology Corp.............................  22,096    1,156,284
   *Century Aluminum Co...................................  75,743      652,147
    Chase Corp............................................  19,295      363,132
   *Chemtura Corp.........................................  48,482    1,149,993
   *Clearwater Paper Corp.................................  22,117    1,002,121
   *Coeur d'Alene Mines Corp..............................  56,042    1,216,111
    Commercial Metals Co.................................. 130,977    2,180,767
   *Contango ORE, Inc.....................................   2,399       19,192
   *Continental Materials Corp............................   1,135       19,590
   *Core Molding Technologies, Inc........................  24,525      172,901
    Deltic Timber Corp....................................  10,217      741,346
    Eagle Materials, Inc..................................  49,700    3,219,069
   *Ferro Corp............................................  79,306      404,461
   *Flotek Industries, Inc................................  39,200      527,632
    Friedman Industries, Inc..............................  15,233      167,106
    FutureFuel Corp.......................................  15,713      200,341
  #*General Moly, Inc..................................... 194,739      718,587
   *Globe Specialty Metals, Inc...........................  41,730      632,627
  #*Golden Minerals Co....................................   3,249       11,274
   *Graphic Packaging Holding Co.......................... 274,844    1,926,656
   *H.B. Fuller Co........................................  55,958    2,186,839
   *Hawkins, Inc..........................................  22,677      884,857
   *Haynes International, Inc.............................  22,213    1,135,529
   *Headwaters, Inc....................................... 115,736    1,083,289
   Hecla Mining Co........................................  74,320      390,180
   *Horsehead Holding Corp................................  83,783      834,479
   *Innophos Holdings, Inc................................  31,295    1,582,588
   *Innospec, Inc.........................................  34,589    1,392,207
    Intrepid Potash, Inc..................................  18,807      438,203
    Kaiser Aluminum Corp..................................  24,077    1,496,626
    KapStone Paper & Packaging Corp.......................  76,202    1,828,848
    KMG Chemicals, Inc....................................  27,369      535,064
    Koppers Holdings, Inc.................................  16,148      654,963
   *Kraton Performance Polymers, Inc......................  25,135      659,794
   *Landec Corp...........................................  62,597      738,645
   *Louisiana-Pacific Corp................................ 183,497    3,565,347
   *LSB Industries, Inc...................................  32,790    1,357,506

                                     1066

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Materials -- (Continued)
    Materion Corp.........................................  41,009 $ 1,103,142
   *McEwen Mining, Inc.................................... 122,506     383,444
   *Mercer International, Inc.............................  90,027     629,289
    Metals USA Holdings Corp..............................  53,837     967,989
    Minerals Technologies, Inc............................  44,730   1,850,480
   *Mines Management, Inc.................................  23,303      26,798
   *Mod-Pac Corp..........................................   5,715      40,091
    Myers Industries, Inc.................................  89,037   1,315,967
    Neenah Paper, Inc.....................................  33,652   1,041,193
   *NewMarket Corp........................................   7,700   1,964,732
    Noranda Aluminum Holding Corp.........................  58,017     341,720
   *Northern Technologies International Corp..............   7,993     107,026
    Olin Corp.............................................  72,506   1,686,490
    Olympic Steel, Inc....................................  24,946     524,115
   *OM Group, Inc.........................................  39,000   1,077,180
   *Omnova Solutions, Inc.................................  96,462     789,059
    P.H. Glatfelter Co....................................  71,213   1,323,138
   *Penford Corp..........................................  24,628     201,950
   *PolyOne Corp..........................................  92,455   2,019,217
   *Quaker Chemical Corp..................................  33,824   1,933,718
  #*Resolute Forest Products..............................   5,869      80,053
   *RTI International Metals, Inc.........................  33,400     948,560
    Schnitzer Steel Industries, Inc. Class A..............  21,612     628,477
   *Schweitzer-Mauduit International, Inc.................  49,148   2,002,290
    Sensient Technologies Corp............................  37,527   1,429,779
   *Spartech Corp.........................................  40,149     382,620
   *Stepan Co.............................................  23,206   1,361,264
  #*Stillwater Mining Co..................................  97,521   1,312,633
   *SunCoke Energy, Inc...................................  21,696     359,720
    Synalloy Corp.........................................  15,685     222,884
  #*Texas Industries, Inc.................................  44,165   2,510,339
    Tredegar Corp.........................................  30,500     695,705
   *United States Lime & Minerals, Inc....................  12,780     588,519
   *Universal Stainless & Alloy Products, Inc.............  17,848     637,709
    Wausau Paper Corp..................................... 129,988   1,256,984
    Westlake Chemical Corp................................  34,525   3,171,466
   *Worthington Industries, Inc...........................  82,330   2,262,428
    Zep, Inc..............................................  46,908     684,857
   *Zoltek Cos., Inc......................................  72,928     594,363
                                                                   -----------
Total Materials...........................................          91,511,714
                                                                   -----------
Other -- (0.0%)
  o*Allen Organ Co. Escrow Shares.........................     700          --
  o*Gerber Scientific, Inc. Escrow Shares.................  58,381          --
  o*Petrocorp, Inc. Escrow Shares.........................   5,200         312
  o*Price Communications Liquidation Trust................  68,586          --
                                                                   -----------
Total Other...............................................                 312
                                                                   -----------
Telecommunication Services -- (0.6%)
    Atlantic Tele-Network, Inc............................  26,846   1,161,895
   *Boingo Wireless, Inc..................................   6,442      49,861
   *Cbeyond, Inc..........................................  33,970     298,936
  #*Cincinnati Bell, Inc.................................. 245,250   1,164,937
   *Consolidated Communications Holdings, Inc.............  54,232     933,330
   *General Communications, Inc. Class A..................  92,715     789,005
   *Hawaiian Telcom Holdco, Inc...........................   3,202      64,104
    HickoryTech Corp......................................  34,398     332,973
    IDT Corp. Class B.....................................  47,769     488,199
  #*Iridium Communications, Inc........................... 112,323     786,261
    Lumos Networks Corp...................................  15,150     147,106
    Neutral Tandem, Inc...................................  56,590     156,754

                                     1067

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Telecommunication Services -- (Continued)
    NTELOS Holdings Corp................................  15,534 $      200,855
   *ORBCOMM, Inc........................................  95,556        403,246
   *Premiere Global Services, Inc....................... 122,592      1,148,687
    Primus Telecommunications Group, Inc................   7,442         79,481
    Shenandoah Telecommunications Co....................  36,979        542,112
    USA Mobility, Inc...................................  49,865        576,439
   *Vonage Holdings Corp................................  34,253         89,400
    Warwick Valley Telephone Co.........................   6,834         80,094
                                                                 --------------
Total Telecommunication Services........................              9,493,675
                                                                 --------------
Utilities -- (2.4%)
    ALLETE, Inc.........................................  45,654      2,106,476
    American States Water Co............................  20,867      1,054,827
    Artesian Resources Corp. Class A....................  17,365        393,317
    Avista Corp.........................................  70,665      1,827,397
    Black Hills Corp....................................  49,990      2,017,096
  #*Cadiz, Inc..........................................   4,280         29,746
    California Water Service Group......................  38,695        754,552
    CH Energy Group, Inc................................  17,837      1,159,405
    Chesapeake Utilities Corp...........................  20,760        985,270
    Cleco Corp..........................................  10,981        469,438
    Connecticut Water Services, Inc.....................  20,021        593,422
    Consolidated Water Co., Ltd.........................  22,624        202,259
    Delta Natural Gas Co., Inc..........................  17,638        347,469
  #*Dynegy, Inc.........................................     205          4,100
    El Paso Electric Co.................................  49,500      1,667,655
    Empire District Electric Co. (The)..................  47,790      1,013,626
    Gas Natural, Inc....................................  18,750        185,062
    Genie Energy, Ltd. Class B..........................  44,919        320,722
    IDACORP, Inc........................................   7,995        371,048
    Laclede Group, Inc. (The)...........................  23,836        951,533
    MGE Energy, Inc.....................................  27,184      1,424,170
    Middlesex Water Co..................................  34,446        665,152
    New Jersey Resources Corp...........................  33,082      1,390,436
   #Northwest Natural Gas Co............................  30,416      1,381,495
    NorthWestern Corp...................................  44,135      1,632,554
   #Ormat Technologies, Inc.............................  24,410        518,957
    Otter Tail Corp.....................................  40,694      1,093,855
    PNM Resources, Inc..................................  99,252      2,120,023
    Portland General Electric Co........................   8,984        258,020
    RGC Resources, Inc..................................  13,188        242,264
    SJW Corp............................................  40,084      1,087,078
    South Jersey Industries, Inc........................  33,387      1,812,246
    Southwest Gas Corp..................................  15,573        693,621
   *Synthesis Energy Systems, Inc.......................  52,632         58,422
    UIL Holdings Corp...................................  49,500      1,841,895
    Unitil Corp.........................................  26,993        722,873
    UNS Energy Corp.....................................  37,793      1,711,645
    WGL Holdings, Inc...................................  36,505      1,530,655
    York Water Co.......................................  25,979        491,003
                                                                 --------------
Total Utilities.........................................             37,130,784
                                                                 --------------
TOTAL COMMON STOCKS.....................................          1,470,963,168
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Corp. Contingent Value Rights..........   3,283             --
  o*Capital Bank Financial Corp. Contingent Value
   Rights...............................................  39,963          8,792
  o*CVR Energy, Inc. Contingent Value Rights............  93,364             --
   *Dynegy, Inc. Warrants 10/02/17......................   3,191          3,733
  o*Emergent Biosolutions, Inc. Contingent Value Rights.  11,896             --

                                     1068

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                      ---------- --------------
   *FieldPoint Petroleum Corp. Warrants 03/23/17.....     18,199 $       15,469
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    27,994
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares...........................  4,636,063      4,636,063
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                      ----------
SECURITIES LENDING COLLATERAL -- (5.0%)
(S) @DFA Short Term Investment Fund..................  6,697,135     77,485,852
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $569,265
     FNMA, rates ranging from 2.100%(r) to
     6.163%(r), maturities ranging from 01/01/23 to
     10/01/42, valued at $570,681) to be
     repurchased at $552,686......................... $      553        552,683
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................                78,038,535
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,028,926,973)^^...........................            $1,553,665,760
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                 LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                              -------------- ----------- ------- --------------
 Common Stocks
    Consumer Discretionary... $  243,694,506          --   --    $  243,694,506
    Consumer Staples.........     65,271,505          --   --        65,271,505
    Energy...................     80,615,518 $    31,716   --        80,647,234
    Financials...............    287,030,869          --   --       287,030,869
    Health Care..............    137,979,988     976,797   --       138,956,785
    Industrials..............    271,111,304      15,648   --       271,126,952
    Information Technology...    246,073,138      25,694   --       246,098,832
    Materials................     91,511,714          --   --        91,511,714
    Other....................             --         312   --               312
    Telecommunication
      Services...............      9,493,675          --   --         9,493,675
    Utilities................     37,130,784          --   --        37,130,784
 Rights/Warrants.............         19,202       8,792   --            27,994
 Temporary Cash Investments..      4,636,063          --   --         4,636,063
 Securities Lending
   Collateral................             --  78,038,535   --        78,038,535
                              -------------- -----------   --    --------------
 TOTAL....................... $1,474,568,266 $79,097,494   --    $1,553,665,760
                              ============== ===========   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1069

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE+
                                                           ------- ----------
COMMON STOCKS -- (95.9%)
Consumer Discretionary -- (14.0%)
   *1-800-FLOWERS.COM, Inc. Class A.......................  19,117 $   76,850
    A.H. Belo Corp. Class A...............................   8,088     42,705
    Aaron's, Inc..........................................  48,639  1,442,146
    Abercrombie & Fitch Co. Class A.......................  39,749  1,987,450
   *Advance Auto Parts, Inc...............................   3,500    257,320
   *Aeropostale, Inc......................................  36,507    493,940
   *AFC Enterprises, Inc..................................   9,402    273,222
   *Amazon.com, Inc.......................................  14,300  3,796,650
    Ambassadors Group, Inc................................   9,192     45,317
   *AMC Networks, Inc. Class A............................  14,928    850,448
    Amcon Distributing Co.................................     116      8,454
   *American Eagle Outfitters, Inc........................ 115,622  2,336,721
  #*American Public Education, Inc........................   6,022    232,028
   *America's Car-Mart, Inc...............................   6,200    246,884
    Ameristar Casinos, Inc................................  17,796    471,594
   *ANN, Inc..............................................  29,243    901,854
   *Apollo Group, Inc. Class A............................   6,900    139,518
    Arbitron, Inc.........................................   6,900    323,610
   *Arctic Cat, Inc.......................................   8,696    314,273
    Ark Restaurants Corp..................................   2,015     35,363
   *Asbury Automotive Group, Inc..........................  21,150    752,094
   *Ascena Retail Group, Inc..............................  86,034  1,458,276
   *Ascent Capital Group, Inc. Class A....................   8,334    530,959
   #Autoliv, Inc..........................................  13,256    872,245
   *AutoNation, Inc.......................................  47,039  2,281,392
   *AutoZone, Inc.........................................   2,000    739,400
   *Ballantyne Strong, Inc................................   7,721     27,641
   *Bally Technologies, Inc...............................  18,899    910,176
  #*Barnes & Noble, Inc...................................  39,272    523,888
    Bassett Furniture Industries, Inc.....................   6,115     85,121
    Beasley Broadcast Group, Inc. Class A.................   2,443     12,313
  #*Beazer Homes USA, Inc.................................   9,480    178,414
    bebe stores, Inc......................................  18,942     79,178
   *Bed Bath & Beyond, Inc................................  22,200  1,303,140
    Belo Corp. Class A....................................  61,025    516,882
    Best Buy Co., Inc.....................................  82,954  1,348,832
    Big 5 Sporting Goods Corp.............................  13,907    192,890
  #*Big Lots, Inc.........................................  32,294  1,038,252
   *Biglari Holdings, Inc.................................     980    361,502
   *BJ's Restaurants, Inc.................................  14,900    476,353
   *Blue Nile, Inc........................................   2,200     73,678
   *Bluegreen Corp........................................  15,723    150,941
   #Blyth, Inc............................................  10,298    144,275
    Bob Evans Farms, Inc..................................  18,828    833,516
   *Body Central Corp.....................................   5,492     43,661
   #Bon-Ton Stores, Inc. (The)............................   9,305    116,778
  #*Books-A-Million, Inc..................................   7,576     18,561
   *BorgWarner, Inc.......................................  21,107  1,565,717
    Bowl America, Inc. Class A............................   1,280     16,365
  #*Boyd Gaming Corp......................................  35,300    247,453
   *Bravo Brio Restaurant Group, Inc......................   7,962    118,634
   *Bridgepoint Education, Inc............................  17,928    189,140
    Brinker International, Inc............................  28,231    924,283
    Brown Shoe Co., Inc...................................  28,426    490,064
    Brunswick Corp........................................  10,869    393,023
   *Buckle, Inc. (The)....................................  14,000    654,920
   *Buffalo Wild Wings, Inc...............................   9,147    672,762
   *Build-A-Bear Workshop, Inc............................  11,127     45,621

                                     1070

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
   *Cabela's, Inc.........................................  43,917 $ 2,266,996
    Cablevision Systems Corp. Class A.....................  38,808     568,149
   *Cache, Inc............................................   6,746      16,663
    Callaway Golf Co......................................  46,050     302,088
   *Cambium Learning Group, Inc...........................  38,040      47,930
    Canterbury Park Holding Corp..........................     200       2,148
   *Capella Education Co..................................   4,899     133,841
   *Career Education Corp.................................  37,866     131,016
   *CarMax, Inc...........................................  52,548   2,071,442
   *Carmike Cinemas, Inc..................................   8,368     133,470
    Carnival Corp......................................... 118,459   4,586,732
    Carriage Services, Inc................................   9,746     136,249
   *Carrols Restaurant Group, Inc.........................  14,565      91,323
   *Carter's, Inc.........................................  32,552   1,960,607
   *Casual Male Retail Group, Inc.........................  29,286     134,423
   *Cato Corp. Class A (The)..............................  17,798     490,691
   *Cavco Industries, Inc.................................   4,318     223,931
    CBS Corp. Class A.....................................   7,638     318,275
    CBS Corp. Class B..................................... 191,185   7,976,238
    CEC Entertainment, Inc................................   9,300     306,528
  #*Central European Media Enterprises, Ltd. Class A......   1,600       9,456
   *Charles & Colvard, Ltd................................   9,461      36,330
   *Charter Communications, Inc. Class A..................   5,215     406,614
  #*Cheesecake Factory, Inc. (The)........................  36,065   1,195,915
   *Cherokee, Inc.........................................   2,045      28,896
   *Chico's FAS, Inc......................................  91,885   1,647,498
   *Children's Place Retail Stores, Inc. (The)............  16,085     801,676
   *Chipotle Mexican Grill, Inc...........................   5,000   1,535,050
   #Choice Hotels International, Inc......................  15,862     571,666
   *Christopher & Banks Corp..............................  16,842     104,420
    Churchill Downs, Inc..................................  11,274     728,977
   *Cinemark Holdings, Inc................................  64,292   1,809,177
   *Citi Trends, Inc......................................   9,300     120,342
   *Clear Channel Outdoor Holdings, Inc. Class A..........  22,155     166,163
   *Coach, Inc............................................  15,500     790,500
   *Cobra Electronics Corp................................   2,859      11,579
  #*Coinstar, Inc.........................................  18,974     965,397
   *Coldwater Creek, Inc..................................   5,123      19,416
    Collectors Universe, Inc..............................   4,045      48,661
   #Columbia Sportswear Co................................  21,849   1,116,265
    Comcast Corp. Class A................................. 456,217  17,372,743
    Comcast Corp. Special Class A......................... 154,874   5,688,522
  #*Conn's, Inc...........................................  22,910     651,560
   *Cooper Tire & Rubber Co...............................  42,281   1,076,474
    Core-Mark Holding Co., Inc............................   7,135     357,678
   *Corinthian Colleges, Inc..............................  42,969     105,704
   *Cracker Barrel Old Country Store, Inc.................  12,320     798,582
   *Crocs, Inc............................................  56,499     839,575
  #*Crown Media Holdings, Inc. Class A....................   2,100       3,843
    CSS Industries, Inc...................................     200       4,542
    CTC Media, Inc........................................  43,550     465,985
    Culp, Inc.............................................   7,429     130,008
   *Cumulus Media, Inc. Class A...........................  11,282      36,666
   *Cybex International, Inc..............................   2,998       7,555
    D.R. Horton, Inc...................................... 187,710   4,441,219
    Dana Holding Corp.....................................  94,093   1,513,015
   *Darden Restaurants, Inc...............................  22,600   1,050,900
  #*Deckers Outdoor Corp..................................  14,937     596,733
   *dELiA*s, Inc..........................................   3,569       3,676
   *Delta Apparel, Inc....................................   6,071      87,726
    Destination Maternity Corp............................   9,223     210,008

                                     1071

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *DeVry, Inc............................................  20,647 $  519,685
  o*DGSE Cos., Inc........................................   2,601     14,904
   *Dick's Sporting Goods, Inc............................  14,942    711,090
  #*Digital Generation, Inc...............................  13,316    133,293
    Dillard's, Inc. Class A...............................  39,857  3,364,329
   *DineEquity, Inc.......................................  12,301    901,171
   *DIRECTV...............................................  57,283  2,929,453
   *Discovery Communications, Inc. Class A................  21,350  1,481,263
   *Discovery Communications, Inc. Class B................   1,077     74,798
   *Discovery Communications, Inc. Class C................  22,783  1,451,505
   *DISH Network Corp. Class A............................  13,800    514,326
   *Dixie Group, Inc. (The)...............................   3,261     13,794
   *Dollar General Corp...................................  17,616    814,212
   *Dollar Tree, Inc......................................  30,600  1,223,694
    Domino's Pizza, Inc...................................  24,441  1,138,217
   *Dorman Products, Inc..................................  22,606    782,846
    Dover Downs Gaming & Entertainment, Inc...............   8,312     18,536
  #*DreamWorks Animation SKG, Inc. Class A................  26,736    465,474
   *Drew Industries, Inc..................................  14,989    548,897
   *DSW, Inc. Class A.....................................  16,557  1,108,160
    Dunkin' Brands Group, Inc.............................  13,448    490,986
   *E.W. Scripps Co. Class A (The)........................  28,449    312,655
  #*Education Management Corp.............................  28,756    124,513
    Educational Development Corp..........................   1,000      3,950
    Einstein Noah Restaurant Group, Inc...................  10,689    137,354
   *Emerson Radio Corp....................................  11,467     19,494
  #*Entercom Communications Corp. Class A.................  14,466    114,860
   *Entertainment Gaming Asia, Inc........................     991      1,982
    Entravision Communications Corp. Class A..............  20,280     38,126
    Escalade, Inc.........................................   4,685     25,721
   *Ethan Allen Interiors, Inc............................  19,117    552,672
   *Ever-Glory International Group, Inc...................     945      1,947
   *Exide Technologies....................................  47,403    163,066
    Expedia, Inc..........................................  11,934    778,694
   *Express, Inc..........................................   9,956    182,991
  #*FAB Universal Corp....................................   1,225      4,128
   *Family Dollar Stores, Inc.............................   5,700    323,190
   *Famous Dave's of America, Inc.........................   3,800     35,568
   *Federal-Mogul Corp....................................  46,933    438,354
   *Fiesta Restaurant Group, Inc..........................  13,204    235,163
    Finish Line, Inc. Class A (The).......................  32,100    598,344
    Fisher Communications, Inc............................   4,242    150,506
    Flexsteel Industries, Inc.............................   1,903     44,644
    Foot Locker, Inc......................................  96,404  3,311,477
   *Ford Motor Co......................................... 327,501  4,241,138
   *Fossil, Inc...........................................  25,357  2,677,192
    Fred's, Inc. Class A..................................  23,700    313,314
    Frisch's Restaurants, Inc.............................   2,647     48,361
   *Fuel Systems Solutions, Inc...........................  12,950    190,106
   *Full House Resorts, Inc...............................   5,091     16,393
   *Furniture Brands International, Inc...................   3,602      4,971
   *Gaiam, Inc. Class A...................................   9,924     32,451
   #GameStop Corp. Class A................................  87,958  2,040,626
    Gaming Partners International Corp....................   3,430     26,068
    Gannett Co., Inc...................................... 152,595  2,995,440
    Gap, Inc. (The).......................................  94,475  3,087,443
  #*Garmin, Ltd...........................................  56,321  2,134,003
   *Geeknet, Inc..........................................   3,343     51,215
   *General Motors Co..................................... 141,571  3,976,729
   *Genesco, Inc..........................................  15,810    985,437
    Gentex Corp...........................................  29,972    573,364

                                     1072

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *Gentherm, Inc.........................................  11,933 $  172,790
   *Genuine Parts Co......................................  30,256  2,058,316
   *G-III Apparel Group, Ltd..............................  12,876    462,120
   *Global Sources, Ltd...................................  11,995     98,359
   *Goodyear Tire & Rubber Co. (The)......................  45,600    627,456
   *Gordmans Stores, Inc..................................   3,412     40,739
  #*Grand Canyon Education, Inc...........................  10,087    240,676
   *Gray Television, Inc..................................  28,567    106,841
   *Gray Television, Inc. Class A.........................   2,300      7,912
   #Group 1 Automotive, Inc...............................  14,624    990,630
   *Guess?, Inc...........................................  31,925    864,848
   *H&R Block, Inc........................................  22,900    521,433
   *Hallwood Group, Inc. (The)............................     242      2,242
  #*Hanesbrands, Inc......................................  17,637    661,035
   *Harley-Davidson, Inc..................................  33,100  1,735,102
    Harman International Industries, Inc..................  43,515  1,948,602
    Harte-Hanks, Inc......................................  28,528    233,644
  #*Hasbro, Inc...........................................  10,470    391,264
    Haverty Furniture Cos., Inc...........................  12,530    225,540
    Haverty Furniture Cos., Inc. Class A..................     717     12,956
   *Helen of Troy, Ltd....................................  20,970    759,114
  #*hhgregg, Inc..........................................  20,538    174,162
  #*Hibbett Sports, Inc...................................  12,374    651,615
   *Hillenbrand, Inc......................................  41,664  1,031,184
   *Hollywood Media Corp..................................   3,306      4,331
   *Home Depot, Inc. (The)................................ 144,802  9,690,150
    Hooker Furniture Corp.................................   6,263     94,571
   *Hot Topic, Inc........................................  27,300    303,030
   *HSN, Inc..............................................  25,360  1,511,456
   *Hyatt Hotels Corp. Class A............................  10,581    423,981
   *Iconix Brand Group, Inc...............................  45,577  1,096,127
   *International Game Technology.........................  26,505    407,382
    International Speedway Corp. Class A..................  17,193    471,260
    Interpublic Group of Cos., Inc. (The)................. 130,592  1,581,469
   *Interval Leisure Group, Inc...........................  35,857    709,969
   *iRobot Corp...........................................  12,721    291,056
   *Isle of Capri Casinos, Inc............................  16,560    116,417
  #*ITT Educational Services, Inc.........................   3,700     62,308
   #J.C. Penney Co., Inc..................................  86,773  1,764,095
   *Jack in the Box, Inc..................................  29,314    850,985
    JAKKS Pacific, Inc....................................  11,057    144,404
   *Jarden Corp...........................................  37,340  2,197,086
    John Wiley & Sons, Inc. Class B.......................   2,517     96,212
    Johnson Controls, Inc................................. 122,657  3,813,406
   *Johnson Outdoors, Inc. Class A........................   2,745     58,963
    Jones Group, Inc. (The)...............................  52,773    633,276
  #*Jos. A. Bank Clothiers, Inc...........................  18,200    737,828
   *Journal Communications, Inc. Class A..................  28,219    154,640
  #*K12, Inc..............................................  18,457    340,716
    KB Home...............................................  49,212    938,473
   *Kid Brands, Inc.......................................  10,879     17,950
   *Kirkland's, Inc.......................................  11,417    132,095
    Kohl's Corp...........................................  54,260  2,511,695
   *Kona Grill, Inc.......................................   4,914     41,523
    Koss Corp.............................................   2,055     10,131
   *Krispy Kreme Doughnuts, Inc...........................  41,725    542,425
   *K-Swiss, Inc. Class A.................................  13,445     63,326
   *Lakeland Industries, Inc..............................   2,263     11,111
   *Lamar Advertising Co. Class A.........................  32,452  1,383,753
   *Las Vegas Sands Corp..................................  31,071  1,716,673
    La-Z-Boy, Inc.........................................  33,918    530,478

                                     1073

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *LeapFrog Enterprises, Inc.............................  37,280 $  335,893
    Lear Corp.............................................  25,594  1,254,106
   *Learning Tree International, Inc......................   7,899     40,680
    Leggett & Platt, Inc..................................  86,310  2,540,966
   #Lennar Corp. Class A..................................  96,883  4,024,520
    Lennar Corp. Class B Voting...........................  14,859    491,536
   *Libbey, Inc...........................................   9,302    174,692
   *Liberty Global, Inc. Class A..........................  15,400  1,051,666
   *Liberty Global, Inc. Class B..........................     121      8,228
   *Liberty Global, Inc. Class C..........................  18,980  1,210,165
   *Liberty Interactive Corp. Class A..................... 226,805  4,821,874
   *Liberty Interactive Corp. Class B.....................   1,100     24,134
   *Liberty Media Corp. (531229102).......................  59,392  6,622,802
   *Liberty Media Corp. (531229201).......................     581     65,281
   *Liberty Ventures Series A.............................  13,531  1,009,819
   *Liberty Ventures Series B.............................      55      4,108
  #*Life Time Fitness, Inc................................  28,000  1,420,440
    Lifetime Brands, Inc..................................   6,949     73,937
    Limited Brands, Inc...................................  54,920  2,637,258
   *LIN TV Corp. Class A..................................  19,894    212,269
    Lincoln Educational Services Corp.....................  11,973     66,330
   *Lions Gate Entertainment Corp.........................   7,034    128,863
   *Lithia Motors, Inc. Class A...........................  15,222    658,656
   *Live Nation Entertainment, Inc........................ 124,733  1,279,761
   *LKQ Corp.............................................. 146,600  3,282,374
   *Lowe's Cos., Inc...................................... 255,861  9,771,332
   *Luby's, Inc...........................................  15,643    106,685
   *Lululemon Athletica, Inc..............................   5,900    407,100
   *Lumber Liquidators Holdings, Inc......................  14,465    856,039
   *M/I Homes, Inc........................................  13,955    380,134
    Mac-Gray Corp.........................................   8,466    102,185
    Macy's, Inc........................................... 138,411  5,468,619
   *Madison Square Garden Co. Class A (The)...............  39,647  2,062,437
   *Maidenform Brands, Inc................................  14,764    286,569
    Marcus Corp...........................................  12,065    160,464
    Marine Products Corp..................................  19,424    122,565
   *MarineMax, Inc........................................  14,879    173,787
    Marriott International, Inc. Class A..................  17,783    710,964
   *Marriott Vacations Worldwide Corp.....................   1,576     69,943
   *Martha Stewart Living Omnimedia Class A...............  22,939     66,752
   *Mattel, Inc...........................................  42,182  1,587,309
   *Matthews International Corp. Class A..................  17,874    585,552
   *McClatchy Co. Class A (The)...........................  37,927    110,747
   *McDonald's Corp.......................................  30,686  2,924,069
   *McGraw-Hill Cos., Inc. (The)..........................  12,100    695,992
    MDC Holdings, Inc.....................................  31,831  1,251,595
  #*Media General, Inc. Class A...........................  10,569     45,024
    Men's Wearhouse, Inc. (The)...........................  33,195  1,007,468
   #Meredith Corp.........................................  23,856    865,019
   *Meritage Homes Corp...................................  23,168  1,024,952
  #*MGM Resorts International............................. 203,308  2,596,243
   *Modine Manufacturing Co...............................  27,904    236,626
   *Mohawk Industries, Inc................................  40,793  4,147,016
   *Monarch Casino & Resort, Inc..........................   9,224     95,561
  #*Monro Muffler Brake, Inc..............................  17,643    639,029
   *Morgans Hotel Group Co................................     657      3,541
    Morningstar, Inc......................................   5,726    387,593
  #*Motorcar Parts of America, Inc........................   7,181     47,897
   *Movado Group, Inc.....................................  12,450    455,172
   *MTR Gaming Group, Inc.................................  11,998     47,992
   *Multimedia Games Holding Co., Inc.....................  18,101    306,631

                                     1074

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Discretionary -- (Continued)
    NACCO Industries, Inc. Class A........................   4,440 $   289,310
   *Nathan's Famous, Inc..................................   2,894     119,435
   *National CineMedia, Inc...............................  24,004     366,781
   *Nautilus, Inc.........................................  18,776     101,578
   *Navarre Corp..........................................  15,685      34,036
   *Netflix, Inc..........................................   9,300   1,536,732
   *New York & Co., Inc...................................  40,011     156,443
   *New York Times Co. Class A (The)......................  99,313     879,913
   *Newell Rubbermaid, Inc................................  73,006   1,714,181
    News Corp. Class A.................................... 376,280  10,438,007
    News Corp. Class B.................................... 133,525   3,770,746
   *Nexstar Broadcasting Group, Inc. Class A..............  10,544     151,623
   *NIKE, Inc. Class B....................................  38,660   2,089,573
   *Nobility Homes, Inc...................................   1,152       5,933
   *Nordstrom, Inc........................................  15,830     874,291
    Nutrisystem, Inc......................................  12,467     112,577
  #*NVR, Inc..............................................   2,277   2,344,536
   *Office Depot, Inc.....................................   6,017      26,054
    OfficeMax, Inc........................................  55,464     597,902
   *Omnicom Group, Inc....................................  23,600   1,281,008
   *Orbitz Worldwide, Inc.................................  39,493     114,135
  #*Orchard Supply Hardware Stores Corp. Class A..........   1,363       9,718
   *O'Reilly Automotive, Inc..............................  38,194   3,538,674
   *Orient-Express Hotels, Ltd. Class A...................  66,013     767,071
    Outdoor Channel Holdings, Inc.........................  15,918     122,887
  #*Overstock.com, Inc....................................   6,747      90,680
   *Oxford Industries, Inc................................  10,139     500,664
   *Pacific Sunwear of California, Inc....................   1,639       3,245
   *Panera Bread Co. Class A..............................   4,600     735,126
   *Papa John's International, Inc........................  12,313     690,759
  #*Penn National Gaming, Inc.............................  48,466   2,358,356
    Penske Automotive Group, Inc..........................  57,268   1,885,263
    Pep Boys - Manny, Moe & Jack (The)....................  34,661     385,777
   *Perfumania Holdings, Inc..............................   1,922      12,185
    Perry Ellis International, Inc........................  10,487     202,399
    PetMed Express, Inc...................................  13,560     176,822
   *PetSmart, Inc.........................................  15,192     993,709
    Pier 1 Imports, Inc...................................  56,100   1,216,809
   *Pinnacle Entertainment, Inc...........................  34,461     535,869
   *Polaris Industries, Inc...............................  10,800     940,572
   *Pool Corp.............................................  23,478   1,075,762
   *Priceline.com, Inc....................................   3,200   2,193,504
   *PulteGroup, Inc....................................... 244,547   5,071,905
    PVH Corp..............................................  31,223   3,711,478
   *Quiksilver, Inc....................................... 108,460     709,328
    R.G. Barry Corp.......................................   7,961     106,518
   *Radio One, Inc. Class D...............................     841       1,144
   #RadioShack Corp.......................................   6,000      19,740
   *Ralph Lauren Corp.....................................   9,100   1,514,968
   *Reading International, Inc. Class A...................   4,671      27,232
   *Red Lion Hotels Corp..................................  10,267      76,694
   *Red Robin Gourmet Burgers, Inc........................   9,712     359,053
   #Regal Entertainment Group Class A.....................  32,609     486,852
   Regis Corp.............................................  37,713     669,406
   #Rent-A-Center, Inc....................................  40,650   1,450,392
   *Rentrak Corp..........................................   5,384     110,264
   *Rick's Cabaret International, Inc.....................   6,006      50,571
   *Rocky Brands, Inc.....................................   3,771      53,247
    Ross Stores, Inc......................................  20,400   1,217,880
    Royal Caribbean Cruises, Ltd..........................  93,415   3,381,623
   *Ruby Tuesday, Inc.....................................  41,572     313,037

                                     1075

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Consumer Discretionary -- (Continued)
   *rue21, Inc............................................  10,151 $  301,586
   *Ruth's Hospitality Group, Inc.........................  22,787    176,827
    Ryland Group, Inc. (The)..............................  29,520  1,172,534
    Saga Communications, Inc. Class A.....................   1,505     70,751
   *Saks, Inc............................................. 100,781  1,089,443
    Salem Communications Corp. Class A....................   8,669     50,540
   *Sally Beauty Holdings, Inc............................  41,679  1,106,161
    Scholastic Corp.......................................   7,300    216,518
   *School Specialty, Inc.................................  10,582      1,089
   *Scientific Games Corp. Class A........................  56,377    501,192
   *Scripps Networks Interactive, Inc. Class A............   7,948    490,948
  #*Sealy Corp............................................  27,141     58,625
    Sears Canada, Inc.....................................  13,877    131,832
  #*Sears Holdings Corp...................................  32,400  1,521,180
   *Select Comfort Corp...................................  18,500    407,370
    Service Corp. International........................... 157,874  2,357,059
   *SHFL Entertainment, Inc...............................  30,846    456,521
    Shiloh Industries, Inc................................   9,659    104,800
    Shoe Carnival, Inc....................................  13,078    267,707
   *Shutterfly, Inc.......................................  23,797    787,205
    Signet Jewelers, Ltd. ADR.............................  48,553  3,038,447
   *Sinclair Broadcast Group, Inc. Class A................  13,900    191,542
    Six Flags Entertainment Corp..........................  20,892  1,314,942
   *Skechers U.S.A., Inc. Class A.........................  24,702    469,338
  #*Skullcandy, Inc.......................................   1,852     12,186
   *Skyline Corp..........................................   3,075     14,668
  #*Smith & Wesson Holding Corp...........................  38,238    328,847
   *Sonic Automotive, Inc. Class A........................  29,375    712,931
   *Sonic Corp............................................  16,073    179,375
    Sotheby's.............................................  34,200  1,228,464
    Spartan Motors, Inc...................................  20,035    113,598
    Speedway Motorsports, Inc.............................  24,743    404,795
   *Sport Chalet, Inc. Class A............................     100        174
    Stage Stores, Inc.....................................  20,604    470,801
    Standard Motor Products, Inc..........................  14,819    343,949
   *Standard Pacific Corp................................. 125,277  1,039,799
   *Stanley Furniture Co., Inc............................   8,226     38,251
   #Staples, Inc.......................................... 154,956  2,088,807
   *Starbucks Corp........................................  36,500  2,048,380
   *Starwood Hotels & Resorts Worldwide, Inc..............  14,600    896,586
   *Starz - Liberty Capital (85571Q102)...................  59,392    946,708
   *Starz - Liberty Capital (85571Q201)...................     581      9,395
    Stein Mart, Inc.......................................  27,532    232,370
   *Steiner Leisure, Ltd..................................   9,230    415,812
   *Steinway Musical Instruments, Inc.....................   7,816    173,828
   *Steven Madden, Ltd....................................  22,524  1,037,906
    Stewart Enterprises, Inc. Class A.....................  47,863    394,870
   *Stoneridge, Inc.......................................  13,767     86,181
    Strattec Security Corp................................   1,297     34,889
    Strayer Education, Inc................................   1,182     67,256
   #Sturm Ruger & Co., Inc................................  10,514    533,796
    Superior Industries International, Inc................  17,116    346,941
    Superior Uniform Group, Inc...........................   4,706     53,319
    Systemax, Inc.........................................  21,834    213,755
   *Tandy Brands Accessories, Inc.........................     488        761
    Tandy Leather Factory, Inc............................   1,550      8,944
    Target Corp...........................................  62,379  3,768,315
   *Tempur-Pedic International, Inc.......................  11,867    462,338
   *Tenneco, Inc..........................................  19,700    688,712
  #*Tesla Motors, Inc.....................................  19,592    734,896
   *Texas Roadhouse, Inc..................................  47,487    835,296

                                     1076

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Discretionary -- (Continued)
    Thor Industries, Inc..................................  31,736 $  1,335,451
   *Tiffany & Co..........................................  20,196    1,327,887
    Time Warner Cable, Inc................................  88,298    7,888,543
    Time Warner, Inc...................................... 214,866   10,855,030
   *TJX Cos., Inc. (The)..................................  28,800    1,301,184
   *Toll Brothers, Inc.................................... 110,107    4,123,507
   *Town Sports International Holdings, Inc...............  10,196      107,364
   *Tractor Supply Co.....................................  24,800    2,571,016
    Trans World Entertainment Corp........................     900        3,069
   *Trinity Place Holdings, Inc...........................     699        3,208
  #*TripAdvisor, Inc......................................   6,625      306,605
    True Religion Apparel, Inc............................  13,954      330,849
   *TRW Automotive Holdings Corp..........................  54,943    3,166,365
   *Tuesday Morning Corp..................................  18,100      152,040
   *Tupperware Brands Corp................................   8,681      661,492
   *Ulta Salon Cosmetics & Fragrance, Inc.................  22,200    2,171,604
   *Under Armour, Inc. Class A............................  12,600      640,962
   *Unifi, Inc............................................  12,128      163,728
   *Universal Electronics, Inc............................   7,100      135,610
    Universal Technical Institute, Inc....................  13,864      156,663
   *UQM Technologies, Inc.................................     101           74
   *Urban Outfitters, Inc.................................  13,255      567,181
   *US Auto Parts Network, Inc............................  16,002       30,244
    V.F. Corp.............................................  16,540    2,440,973
   *Vail Resorts, Inc.....................................  23,917    1,264,013
  #*Valassis Communications, Inc..........................  27,400      768,844
    Value Line, Inc.......................................   1,300       12,584
   *Valuevision Media, Inc. Class A.......................     376        1,019
    Viacom, Inc. Class A..................................   2,201      139,059
   *Viacom, Inc. Class B..................................  50,371    3,039,890
  #*Virgin Media, Inc.....................................  14,786      582,421
  #*Visteon Corp..........................................  20,947    1,179,107
  #*Vitacost.com, Inc.....................................   1,483       10,722
  #*Vitamin Shoppe, Inc...................................  16,074      981,800
   *VOXX International Corp...............................  12,707      122,750
    Walt Disney Co. (The)................................. 365,590   19,697,989
   *Warnaco Group, Inc. (The).............................  21,890    1,602,567
    Washington Post Co. Class B (The).....................   4,109    1,584,759
   #Weight Watchers International, Inc....................  11,570      618,648
   *Wells-Gardner Electronics Corp........................   2,033        4,066
    Wendy's Co. (The)..................................... 255,659    1,314,087
   *West Marine, Inc......................................  13,815      165,504
   *Wet Seal, Inc. Class A (The)..........................  56,157      157,240
    Weyco Group, Inc......................................   4,889      111,371
    Whirlpool Corp........................................  29,749    3,432,440
    Wiley (John) & Sons, Inc. Class A.....................  25,428      973,892
   *Williams-Sonoma, Inc..................................  23,676    1,041,744
    Winmark Corp..........................................   1,741      112,608
   *Winnebago Industries, Inc.............................  18,259      341,808
  #*WMS Industries, Inc...................................  34,143      845,039
    Wolverine World Wide, Inc.............................  24,468    1,052,124
    World Wrestling Entertainment, Inc. Class A...........  17,275      147,874
    Wyndham Worldwide Corp................................  81,926    4,570,652
   *Wynn Resorts, Ltd.....................................   5,888      737,295
   *Yum! Brands, Inc......................................  15,386      999,167
  #*Zagg, Inc.............................................   1,116        7,723
   *Zale Corp.............................................  20,547      101,091
  #*Zumiez, Inc...........................................  20,458      431,664
                                                                   ------------
Total Consumer Discretionary..............................          467,152,957
                                                                   ------------

                                     1077

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (6.0%)
    Alico, Inc............................................   4,131 $   179,988
   *Alliance One International, Inc.......................  55,272     200,085
    Altria Group, Inc..................................... 111,878   3,768,051
    Andersons, Inc. (The).................................  12,427     585,933
    Archer-Daniels-Midland Co............................. 144,468   4,121,672
    Arden Group, Inc. Class A.............................     597      55,879
   *Avon Products, Inc....................................  22,472     381,575
    B&G Foods, Inc........................................  26,800     849,560
    Beam, Inc.............................................  61,417   3,767,319
   *Boston Beer Co., Inc. Class A (The)...................   1,226     172,057
   *Boulder Brands, Inc...................................  41,360     555,465
    Bridgford Foods Corp..................................   2,509      16,610
    Brown-Forman Corp. Class A............................   4,875     319,751
   *Brown-Forman Corp. Class B............................   7,762     502,201
    Bunge, Ltd............................................  61,802   4,923,147
    Calavo Growers, Inc...................................   9,591     238,912
   *Cal-Maine Foods, Inc..................................  14,046     585,437
   *Campbell Soup Co......................................  12,500     458,875
   *Casey's General Stores, Inc...........................  26,000   1,422,980
    CCA Industries, Inc...................................   3,031      14,246
  #*Central European Distribution Corp....................  15,293      32,880
   *Central Garden & Pet Co...............................  10,091      96,874
   *Central Garden & Pet Co. Class A......................  23,515     226,214
   *Chiquita Brands International, Inc....................  30,377     223,271
    Church & Dwight Co., Inc..............................  39,888   2,305,128
   *Clorox Co. (The)......................................   7,339     575,451
   *Coca-Cola Bottling Co. Consolidated...................   4,539     293,809
   *Coca-Cola Co. (The)................................... 172,706   6,431,571
    Coca-Cola Enterprises, Inc............................  90,124   3,142,624
   *Colgate-Palmolive Co..................................  17,875   1,919,239
    ConAgra Foods, Inc.................................... 122,978   4,020,151
   *Constellation Brands, Inc. Class A....................  80,514   2,605,433
   *Constellation Brands, Inc. Class B....................   1,902      61,967
    Costco Wholesale Corp.................................  41,646   4,262,052
   *Craft Brew Alliance, Inc..............................   9,963      66,453
    CVS Caremark Corp..................................... 277,652  14,215,782
   *Darling International, Inc............................  76,927   1,297,758
   *Dean Foods Co.........................................  99,852   1,828,290
   #Diamond Foods, Inc....................................  11,403     162,835
   *Dole Food Co., Inc....................................  58,840     655,478
   *Dr. Pepper Snapple Group, Inc.........................  43,400   1,956,038
   *Elizabeth Arden, Inc..................................  19,875     763,399
    Energizer Holdings, Inc...............................  19,800   1,722,798
   *Estee Lauder Cos., Inc. Class A (The).................  17,200   1,047,996
   *Farmer Brothers Co....................................   8,633     116,028
    Flowers Foods, Inc....................................  48,415   1,301,395
    Fresh Del Monte Produce, Inc..........................  38,083   1,003,487
   *General Mills, Inc....................................  33,801   1,417,614
    Golden Enterprises, Inc...............................   1,623       5,599
   *Green Mountain Coffee Roasters, Inc...................  35,660   1,623,600
    Griffin Land & Nurseries, Inc.........................   2,369      71,307
   *H.J. Heinz Co.........................................  14,538     881,439
  #*Hain Celestial Group, Inc. (The)......................  28,000   1,595,720
   *Harbinger Group, Inc..................................     907       7,437
   *Harris Teeter Supermarkets, Inc.......................  29,843   1,238,186
   #Herbalife, Ltd........................................  14,046     510,151
   *Hershey Co. (The).....................................   6,900     548,205
   *Hillshire Brands Co...................................  13,374     414,327
   *Hormel Foods Corp.....................................  49,862   1,725,724
    Ingles Markets, Inc. Class A..........................   8,411     161,407
    Ingredion, Inc........................................  45,478   3,004,731

                                     1078

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Consumer Staples -- (Continued)
    Inter Parfums, Inc....................................  19,792 $   429,684
   *Inventure Foods, Inc..................................   4,836      34,481
   *J & J Snack Foods Corp................................  12,258     835,383
    J.M. Smucker Co. (The)................................  42,558   3,771,916
    John B. Sanfilippo & Son, Inc.........................   4,172      76,890
   *Kellogg Co............................................  12,976     759,096
   *Kimberly-Clark Corp...................................  16,096   1,440,753
    Kraft Foods Group, Inc................................ 101,669   4,699,141
   *Kroger Co. (The)......................................  47,596   1,318,409
   *Lancaster Colony Corp.................................  12,900     921,834
    Lifeway Foods, Inc....................................   2,867      29,673
    Limoneira Co..........................................     124       2,697
    Lorillard, Inc........................................  21,186     827,737
   *Mannatech, Inc........................................     895       5,415
    McCormick & Co., Inc. Non-Voting......................  10,400     648,440
    McCormick & Co., Inc. Voting..........................   1,238      77,220
    Mead Johnson Nutrition Co.............................  10,861     825,436
   *Medifast, Inc.........................................   9,748     239,118
    MGP Ingredients, Inc..................................   8,250      30,772
    Molson Coors Brewing Co. Class A......................     266      12,075
    Molson Coors Brewing Co. Class B......................  68,183   3,080,508
    Mondelez International, Inc. Class A.................. 366,422  10,182,867
  #*Monster Beverage Corp.................................  18,800     900,520
    Nash Finch Co.........................................   7,844     162,920
    National Beverage Corp................................  22,526     311,084
   *Natural Alternatives International, Inc...............   2,465      12,843
   #Nu Skin Enterprises, Inc. Class A.....................  24,814   1,051,121
    Nutraceutical International Corp......................   5,931     104,267
    Oil-Dri Corp. of America..............................   3,793     105,256
   *Omega Protein Corp....................................   6,941      47,962
    Orchids Paper Products Co.............................   3,015      66,119
   *Overhill Farms, Inc...................................   7,310      33,114
   *Pantry, Inc. (The)....................................  14,731     184,138
   *PepsiCo, Inc..........................................  84,836   6,180,303
    Philip Morris International, Inc......................  68,674   6,054,300
   *Pilgrim's Pride Corp..................................  73,201     618,548
   *Post Holdings, Inc....................................  22,150     841,478
   *Prestige Brands Holdings, Inc.........................  32,509     697,318
   #PriceSmart, Inc.......................................  15,543   1,196,966
    Procter & Gamble Co. (The)............................ 274,994  20,668,549
    Reliv' International, Inc.............................   2,118       2,669
   *Revlon, Inc. Class A..................................  17,422     274,396
  #*Reynolds American, Inc................................  39,700   1,746,006
    Rocky Mountain Chocolate Factory, Inc.................   4,490      54,733
   #Safeway, Inc..........................................  95,306   1,834,640
  #*Sanderson Farms, Inc..................................  14,725     743,318
   *Seneca Foods Corp. Class A............................   5,564     166,976
   *Seneca Foods Corp. Class B............................     283       8,521
   *Smithfield Foods, Inc................................. 101,704   2,370,720
    Snyders-Lance, Inc....................................  43,819   1,114,317
    Spartan Stores, Inc...................................  13,171     213,897
   *Spectrum Brands Holdings, Inc.........................  33,870   1,715,177
   #SUPERVALU, Inc........................................ 130,780     511,350
   *Susser Holdings Corp..................................  14,392     602,449
   *Sysco Corp............................................  16,189     514,325
   #Tootsie Roll Industries, Inc..........................  24,159     654,709
   *TreeHouse Foods, Inc..................................  23,088   1,222,048
    Tyson Foods, Inc. Class A............................. 120,728   2,670,503
   *United Natural Foods, Inc.............................  28,272   1,526,123
    United-Guardian, Inc..................................   1,431      31,783
    Universal Corp........................................  14,346     780,135

                                     1079

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Consumer Staples -- (Continued)
  #*USANA Health Sciences, Inc............................   9,882 $    350,317
    Vector Group, Ltd.....................................  31,591      490,924
    Village Super Market, Inc. Class A....................   4,498      143,891
    Walgreen Co........................................... 179,862    7,187,286
   *Wal-Mart Stores, Inc.................................. 177,333   12,404,443
   *WD-40 Co..............................................   8,490      453,536
    Weis Markets, Inc.....................................  17,134      689,815
   *Whole Foods Market, Inc...............................  21,609    2,079,866
                                                                   ------------
Total Consumer Staples....................................          200,704,815
                                                                   ------------
Energy -- (11.3%)
    Adams Resources & Energy, Inc.........................   2,611       93,187
    Alon USA Energy, Inc..................................  35,680      700,042
  #*Alpha Natural Resources, Inc..........................  72,554      642,828
   *Amyris, Inc...........................................   2,900        8,816
    Anadarko Petroleum Corp............................... 101,560    8,126,831
    Apache Corp...........................................  77,195    6,465,853
   *Approach Resources, Inc...............................  20,858      554,614
   *Arch Coal, Inc........................................ 139,627      994,144
   *Atwood Oceanics, Inc..................................  43,394    2,289,901
    Baker Hughes, Inc.....................................  78,826    3,525,099
   *Barnwell Industries, Inc..............................   1,657        5,717
  #*Basic Energy Services, Inc............................  27,600      356,868
    Berry Petroleum Co. Class A...........................  31,198    1,148,710
  #*Bill Barrett Corp.....................................  30,125      481,096
    Bolt Technology Corp..................................   4,747       70,730
   *BPZ Resources, Inc....................................  74,900      235,935
    Bristow Group, Inc....................................  23,554    1,342,107
   *C&J Energy Services, Inc..............................  34,266      785,034
    Cabot Oil & Gas Corp..................................  55,684    2,939,002
   *Cal Dive International, Inc...........................  43,515       82,679
   *Callon Petroleum Co...................................  23,935      123,265
   *Cameron International Corp............................  44,509    2,817,865
   *CARBO Ceramics, Inc...................................  13,163    1,054,488
   *Carrizo Oil & Gas, Inc................................  26,368      566,385
   *Cheniere Energy, Inc..................................  39,587      840,432
   #Chesapeake Energy Corp................................ 157,855    3,185,514
    Chevron Corp.......................................... 429,327   49,437,004
    Cimarex Energy Co.....................................  29,497    1,883,678
   *Clayton Williams Energy, Inc..........................   7,230      288,116
  #*Clean Energy Fuels Corp...............................  50,500      646,905
   *Cloud Peak Energy, Inc................................  39,628      693,886
   *Cobalt International Energy, Inc......................  17,922      433,892
   *Comstock Resources, Inc...............................  31,521      459,891
   *Concho Resources, Inc.................................  24,044    2,193,294
    ConocoPhillips........................................ 271,234   15,731,572
    CONSOL Energy, Inc....................................  55,660    1,744,384
    Contango Oil & Gas Co.................................   9,860      423,290
   *Continental Resources, Inc............................   3,452      286,930
   *Crimson Exploration, Inc..............................  28,009       85,708
    Crosstex Energy, Inc..................................  35,510      600,119
   *Dawson Geophysical Co.................................   4,514      120,614
    Delek US Holdings, Inc................................  23,097      784,605
   *Denbury Resources, Inc................................ 159,029    2,962,710
    Devon Energy Corp.....................................  79,797    4,563,590
   #Diamond Offshore Drilling, Inc........................  33,271    2,498,319
   *Double Eagle Petroleum Co.............................   5,667       28,788
   *Dresser-Rand Group, Inc...............................  34,300    2,094,015
   *Dril-Quip, Inc........................................  20,370    1,651,803
   *Emerald Oil, Inc......................................     402        2,392
  #*Endeavour International Corp..........................  20,038      109,007

                                     1080

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Energy -- (Continued)
    Energen Corp..........................................  17,168 $   826,468
    Energy XXI (Bermuda), Ltd.............................  52,073   1,630,926
   *ENGlobal Corp.........................................  14,858       9,658
    EOG Resources, Inc....................................  53,989   6,747,545
   *EPL Oil & Gas, Inc....................................  25,931     634,272
    EQT Corp..............................................  15,391     914,379
  #*Evolution Petroleum Corp..............................  11,348     106,785
   #EXCO Resources, Inc...................................  39,215     251,368
   *Exterran Holdings, Inc................................  42,968     998,576
    Exxon Mobil Corp...................................... 620,656  55,840,420
   *FieldPoint Petroleum Corp.............................   3,800      15,181
   *FMC Technologies, Inc.................................  19,828     938,856
   *Forbes Energy Services, Ltd...........................     815       1,899
   *Forest Oil Corp.......................................  59,263     412,470
   *FX Energy, Inc........................................  14,381      57,380
   *Geospace Technologies Corp............................   7,800     703,248
   *Global Geophysical Services, Inc......................  24,249      92,631
   *Green Plains Renewable Energy, Inc....................  19,193     149,897
    Gulf Island Fabrication, Inc..........................   8,661     201,108
    Gulfmark Offshore, Inc. Class A.......................  16,328     567,561
  #*Gulfport Energy Corp..................................  27,103   1,118,541
   *Halcon Resources Corp.................................  33,750     257,850
    Halliburton Co........................................  50,721   2,063,330
   *Harvest Natural Resources, Inc........................  25,200     233,856
  #*Heckmann Corp......................................... 165,454     635,343
   *Helix Energy Solutions Group, Inc.....................  68,782   1,631,509
    Helmerich & Payne, Inc................................  42,566   2,738,696
   *Hercules Offshore, Inc................................ 103,682     682,228
    Hess Corp.............................................  65,445   4,395,286
   *HKN, Inc..............................................     132      11,022
    HollyFrontier Corp.................................... 105,180   5,492,500
   *Hornbeck Offshore Services, Inc.......................  23,415     861,906
   *ION Geophysical Corp.................................. 101,941     693,199
  #*James River Coal Co...................................  21,231      63,905
   *Key Energy Services, Inc..............................  88,473     719,285
    Kinder Morgan, Inc....................................  57,978   2,171,856
   *Kodiak Oil & Gas Corp................................. 144,635   1,330,642
   *Lone Pine Resources, Inc..............................   6,933       7,973
   *Lufkin Industries, Inc................................  18,400   1,065,544
  #*Magnum Hunter Resources Corp..........................  88,769     358,627
    Marathon Oil Corp..................................... 147,418   4,954,719
    Marathon Petroleum Corp...............................  85,538   6,347,775
   *Matrix Service Co.....................................  18,251     260,624
   *McDermott International, Inc.......................... 137,613   1,674,750
   *McMoran Exploration Co................................  88,141   1,393,509
   *Mitcham Industries, Inc...............................   7,579     112,321
    Murphy Oil Corp.......................................  85,117   5,066,164
   *Nabors Industries, Ltd................................ 115,838   1,931,019
    National Oilwell Varco, Inc...........................  87,982   6,522,985
   *Natural Gas Services Group, Inc.......................   7,335     133,424
   *Newfield Exploration Co...............................  47,779   1,409,480
   *Newpark Resources, Inc................................  58,100     500,822
    Noble Corp............................................ 107,801   4,365,941
    Noble Energy, Inc.....................................  36,182   3,900,058
  #*Northern Oil & Gas, Inc...............................  39,922     660,310
   *Oasis Petroleum, Inc..................................  13,201     473,652
    Occidental Petroleum Corp............................. 157,057  13,863,421
   *Oceaneering International, Inc........................  21,250   1,343,212
   *Oil States International, Inc.........................  31,213   2,421,505
    Panhandle Oil & Gas, Inc. Class A.....................   4,637     132,572
   *Parker Drilling Co....................................  70,139     394,181

                                     1081

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Energy -- (Continued)
    Patterson-UTI Energy, Inc.............................  97,571 $1,984,594
   *PDC Energy, Inc.......................................  20,189    747,599
   *Peabody Energy Corp................................... 113,309  2,849,721
    Penn Virginia Corp....................................  17,307     74,247
   *PetroQuest Energy, Inc................................  41,742    214,554
   *PHI, Inc. Non-Voting..................................   8,107    268,261
   *PHI, Inc. Voting......................................     212      7,132
    Phillips 66........................................... 135,617  8,214,322
   *Pioneer Energy Services Corp..........................  39,527    299,615
    Pioneer Natural Resources Co..........................  37,978  4,463,934
   *Plains Exploration & Production Co....................  61,296  2,926,884
   *PostRock Energy Corp..................................     450        724
   *Pyramid Oil Co........................................   1,933      8,235
    QEP Resources, Inc....................................  68,366  2,006,542
   *Quicksilver Resources, Inc............................  55,313    151,558
    Range Resources Corp..................................  37,207  2,499,194
   *Rentech, Inc..........................................  80,183    246,162
   *REX American Resources Corp...........................   7,200    157,248
   *Rex Energy Corp.......................................  33,499    439,842
   *RigNet, Inc...........................................   1,123     24,055
   *Rosetta Resources, Inc................................  27,616  1,464,200
   *Rowan Cos. P.L.C. Class A.............................  61,712  2,127,830
   #RPC, Inc.............................................. 108,670  1,626,790
  #*SandRidge Energy, Inc................................. 320,344  2,268,036
    Schlumberger, Ltd..................................... 125,663  9,807,997
    SEACOR Holdings, Inc..................................  13,715  1,247,654
   *SemGroup Corp. Class A................................  21,851    943,089
    Ship Finance International, Ltd.......................  55,161    930,014
   *SM Energy Co..........................................  38,120  2,217,059
   *Southwestern Energy Co................................  83,216  2,854,309
    Spectra Energy Corp...................................  35,593    988,774
   *Steel Excel, Inc......................................   7,165    183,066
   *Stone Energy Corp.....................................  27,566    620,235
   *Superior Energy Services, Inc.........................  97,667  2,438,745
   *Swift Energy Co.......................................  24,055    362,509
   *Synergy Resources Corp................................  23,856    147,907
   *Targa Resources Corp..................................   6,704    404,653
    Teekay Corp...........................................  46,935  1,651,173
   *Tesco Corp............................................  20,206    244,291
    Tesoro Corp...........................................  90,159  4,389,842
   *TETRA Technologies, Inc...............................  42,520    361,420
    TGC Industries, Inc...................................  12,031    109,482
    Tidewater, Inc........................................  32,551  1,600,533
    Transocean, Ltd.......................................  66,136  3,750,573
   *Triangle Petroleum Corp...............................  28,720    180,649
  #*Ultra Petroleum Corp..................................  49,504    901,963
   *Unit Corp.............................................  31,647  1,523,170
   *Uranium Energy Corp...................................   3,545      7,976
   *USEC, Inc.............................................  65,000     36,822
   *VAALCO Energy, Inc....................................  38,361    325,685
    Valero Energy Corp.................................... 171,420  7,496,197
   *Verenium Corp.........................................     900      2,124
  #*W&T Offshore, Inc.....................................  49,064    863,526
   *Warren Resources, Inc.................................  44,824    135,817
   *Weatherford International, Ltd........................ 174,891  2,334,795
    Western Refining, Inc.................................  58,117  1,954,475
   *Westmoreland Coal Co..................................   3,531     35,451
   *Whiting Petroleum Corp................................  37,400  1,779,492
   *Willbros Group, Inc...................................  30,604    200,150
   *Williams Cos., Inc. (The).............................  44,890  1,573,394
    World Fuel Services Corp..............................  45,061  1,942,580

                                     1082

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *WPX Energy, Inc.....................................     9,012 $    135,450
  #*Zion Oil & Gas, Inc.................................    12,133       10,313
                                                                   ------------
Total Energy............................................            376,422,457
                                                                   ------------
Financials -- (18.7%)
    1st Source Corp.....................................    15,434      348,808
    1st United Bancorp, Inc.............................    14,998       96,287
    Access National Corp................................     2,539       39,380
    ACE, Ltd............................................    72,834    6,214,925
   *Affiliated Managers Group, Inc......................    17,375    2,500,784
    Aflac, Inc..........................................    96,770    5,134,616
   *Alexander & Baldwin, Inc............................    27,409      920,942
   *Allegheny Corp......................................     6,782    2,445,521
    Alliance Bancorp, Inc. of Pennsylvania..............       600        7,800
    Alliance Financial Corp.............................     1,666       74,320
    Allied World Assurance Co. Holdings AG..............    24,893    2,111,673
    Allstate Corp. (The)................................   109,667    4,814,381
    Alterra Capital Holdings, Ltd.......................    64,586    1,967,935
   *Altisource Asset Management Corp....................       743       93,432
   *Altisource Portfolio Solutions SA...................     7,433      653,138
   *Altisource Residential Corp. Class B................     2,477       44,586
   *American Capital, Ltd...............................   216,897    2,897,744
   #American Equity Investment Life Holding Co..........    40,051      539,887
   *American Express Co.................................    60,320    3,547,419
    American Financial Group, Inc.......................    68,646    2,921,574
   *American Independence Corp..........................       375        1,804
   *American International Group, Inc...................   221,083    8,363,570
    American National Bankshares, Inc...................     3,215       65,072
    American National Insurance Co......................     7,793      601,698
   *American River Bankshares...........................     2,071       15,139
   *American Safety Insurance Holdings, Ltd.............     5,908      118,042
   *American Spectrum Realty, Inc.......................       450        1,305
    Ameriprise Financial, Inc...........................    79,323    5,260,701
   *Ameris Bancorp......................................    13,532      179,434
   *AMERISAFE, Inc......................................    11,946      342,133
   *AmeriServ Financial, Inc............................     3,367       10,034
   #AmTrust Financial Services, Inc.....................    43,930    1,460,233
    Aon P.L.C...........................................    47,566    2,746,461
   *Arch Capital Group, Ltd.............................    57,133    2,652,114
    Argo Group International Holdings, Ltd..............    19,993      721,547
    Arrow Financial Corp................................     7,761      189,368
    Aspen Insurance Holdings, Ltd.......................    46,325    1,580,146
   *Asset Acceptance Capital Corp.......................    15,921       85,496
    Associated Banc-Corp................................   113,902    1,625,382
    Assurant, Inc.......................................    58,099    2,221,706
    Assured Guaranty, Ltd...............................   121,301    2,199,187
    Asta Funding, Inc...................................     7,725       73,156
    Astoria Financial Corp..............................    62,599      609,714
   *Atlantic Coast Financial Corp.......................       386        1,347
  #*Atlanticus Holdings Corp............................    12,895       41,393
    Auburn National Bancorporation, Inc.................       757       16,094
   *AV Homes, Inc.......................................     6,192       92,199
    Axis Capital Holdings, Ltd..........................    55,783    2,134,815
    Baldwin & Lyons, Inc. Class A.......................       298        7,584
    Baldwin & Lyons, Inc. Class B.......................     6,095      150,547
    Bancfirst Corp......................................    10,199      417,139
   *Bancorp, Inc. (The).................................    22,234      261,917
    BancorpSouth, Inc...................................    61,195      887,328
   *BancTrust Financial Group, Inc......................     7,325       20,876
    Bank Mutual Corp....................................    29,001      148,775
    Bank of America Corp................................ 2,228,004   25,221,005

                                     1083

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Bank of Commerce Holdings.............................   4,204 $    20,642
  #*Bank of Hawaii Corp...................................  24,742   1,189,843
    Bank of Kentucky Financial Corp.......................   1,229      32,261
    Bank of New York Mellon Corp. (The)................... 244,851   6,650,153
   *Bank of the Ozarks, Inc...............................  22,978     834,561
    BankFinancial Corp....................................  11,704      88,365
    BankUnited, Inc.......................................  28,359     762,857
    Banner Corp...........................................  12,687     383,147
    Bar Harbor Bankshares.................................   1,738      61,351
    BB&T Corp............................................. 151,028   4,573,128
    BBCN Bancorp, Inc.....................................  51,595     623,784
   *BBX Capital Corp. Class A.............................   3,756      29,147
    BCB Bancorp, Inc......................................   2,691      25,618
   *Beneficial Mutual Bancorp, Inc........................  48,837     457,114
   *Berkshire Hathaway, Inc. Class B......................  99,579   9,652,192
    Berkshire Hills Bancorp, Inc..........................  15,367     371,881
    BGC Partners, Inc. Class A............................   6,089      24,295
    BlackRock, Inc........................................  27,044   6,389,956
   *BofI Holding, Inc.....................................   8,335     266,387
   #BOK Financial Corp....................................  37,487   2,101,146
    Boston Private Financial Holdings, Inc................  47,527     439,625
    Bridge Bancorp, Inc...................................   1,438      29,393
   *Bridge Capital Holdings...............................   1,976      31,003
    Brookline Bancorp, Inc................................  45,759     403,137
    Brown & Brown, Inc....................................  91,263   2,495,130
    Bryn Mawr Bank Corp...................................   8,610     199,235
    C&F Financial Corp....................................     353      14,346
    Calamos Asset Management, Inc. Class A................  10,162     105,888
    California First National Bancorp.....................   1,859      30,116
    Camden National Corp..................................   4,762     160,718
    Cape Bancorp, Inc.....................................   1,253      11,390
   *Capital Bank Financial Corp. Class A..................   1,021      15,795
  #*Capital City Bank Group, Inc..........................   9,989     111,877
    Capital One Financial Corp............................ 117,064   6,593,044
    Capital Southwest Corp................................   1,955     210,847
    CapitalSource, Inc.................................... 195,044   1,581,807
    Capitol Federal Financial, Inc........................ 103,926   1,221,131
    Cardinal Financial Corp...............................  19,071     311,620
   *Carolina Bank Holdings, Inc...........................     900       8,136
    Cash America International, Inc.......................  17,060     817,345
    Cathay General Bancorp................................  53,188   1,032,379
    CBOE Holdings, Inc....................................   8,600     291,368
   *CBRE Group, Inc. Class A..............................  22,947     495,196
    Center Bancorp, Inc...................................   9,475     113,511
    Centerstate Banks, Inc................................  17,638     156,096
   *Central Pacific Financial Corp........................  10,528     169,606
    Century Bancorp, Inc. Class A.........................   1,308      43,596
    Charles Schwab Corp. (The)............................  80,456   1,329,938
    Chemical Financial Corp...............................  17,757     431,673
   *Chicopee Bancorp, Inc.................................   3,900      62,517
    Chubb Corp. (The).....................................  62,621   5,029,093
    Cincinnati Financial Corp.............................  70,627   2,997,410
   *CIT Group, Inc........................................  87,275   3,696,096
    Citigroup, Inc........................................ 604,994  25,506,547
   *Citizens Community Bancorp, Inc.......................   1,100       6,963
    Citizens Holding Co...................................     200       3,791
   *Citizens, Inc.........................................  30,883     309,139
   #City Holding Co.......................................   9,860     372,609
    City National Corp....................................  35,024   1,854,871
    CKX Lands, Inc........................................      39         603
    Clifton Savings Bancorp, Inc..........................  15,126     176,067

                                     1084

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    CME Group, Inc........................................  68,158 $3,942,259
    CNA Financial Corp....................................  92,975  2,896,171
    CNB Financial Corp....................................   5,014     85,188
    CNO Financial Group, Inc.............................. 150,916  1,549,907
    CoBiz Financial, Inc..................................  24,710    201,634
    Codorus Valley Bancorp, Inc...........................     514      8,103
   #Cohen & Steers, Inc...................................  10,822    355,936
   *Colonial Financial Services, Inc......................     721      9,697
   *Colony Bankcorp, Inc..................................     327      1,795
    Columbia Banking System, Inc..........................  25,486    514,817
    Comerica, Inc.........................................  87,157  2,994,715
   #Commerce Bancshares, Inc..............................  60,757  2,281,425
    Commercial National Financial Corp....................     923     19,960
    Community Bank System, Inc............................  26,075    740,530
   *Community Bankers Trust Corp..........................     700      2,100
    Community Trust Bancorp, Inc..........................  10,180    343,168
    Consolidated-Tokoma Land Co...........................   2,770     99,692
   *Consumer Portfolio Services, Inc......................     191      1,314
   *Cowen Group, Inc. Class A.............................  51,990    138,293
    Crawford & Co. Class A................................  15,180     76,507
    Crawford & Co. Class B................................  14,557    105,829
   *Credit Acceptance Corp................................  11,569  1,151,925
    Cullen/Frost Bankers, Inc.............................  40,941  2,411,015
    CVB Financial Corp....................................  68,495    753,445
   *DFC Global Corp.......................................  27,468    529,034
   *Diamond Hill Investment Group, Inc....................   1,238     89,557
    Dime Community Bancshares, Inc........................  23,175    320,047
    Discover Financial Services........................... 122,509  4,703,121
    Donegal Group, Inc. Class A...........................  12,510    164,506
    Donegal Group, Inc. Class B...........................   1,947     36,720
    Duff & Phelps Corp. Class A...........................  24,802    394,104
   *E*Trade Financial Corp................................ 183,825  1,950,383
    East West Bancorp, Inc................................  92,704  2,173,909
    Eastern Insurance Holdings, Inc.......................   3,649     66,996
   *Eastern Virginia Bankshares, Inc......................     753      4,608
   *Eaton Vance Corp......................................  14,400    521,280
   *ECB Bancorp, Inc......................................     468      7,001
   *eHealth, Inc..........................................  13,257    323,073
    EMC Insurance Group, Inc..............................   7,470    186,451
    Employers Holdings, Inc...............................  25,610    545,749
   *Encore Capital Group, Inc.............................  16,391    493,205
    Endurance Specialty Holdings, Ltd.....................  38,019  1,631,775
   *Enstar Group, Ltd.....................................   8,486  1,044,287
    Enterprise Bancorp, Inc...............................   3,460     59,616
    Enterprise Financial Services Corp....................   8,872    118,974
    Epoch Holding Corp....................................   5,322    149,016
    Erie Indemnity Co. Class A............................  18,486  1,318,791
    ESB Financial Corp....................................   6,219     86,693
    ESSA Bancorp, Inc.....................................   9,762    107,480
    Evans Bancorp, Inc....................................     807     13,784
   *Evercore Partners, Inc. Class A.......................  14,331    549,164
    Everest Re Group, Ltd.................................  22,909  2,653,091
   *Ezcorp, Inc. Class A..................................  23,188    514,774
   *Farmers Capital Bank Corp.............................   1,450     21,938
    FBL Financial Group, Inc. Class A.....................  19,223    671,459
    Federal Agricultural Mortgage Corp. Class A...........     635     16,456
    Federal Agricultural Mortgage Corp. Class C...........   6,100    209,291
  #*Federated Investors, Inc. Class B.....................  23,589    558,116
    Federated National Holding Co.........................   3,254     18,580
    Fidelity National Financial, Inc. Class A............. 137,653  3,455,090
   *Fidelity Southern Corp................................   4,388     49,107

                                     1085

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
    Fifth Third Bancorp................................... 319,356 $ 5,202,309
    Financial Institutions, Inc...........................   8,200     164,738
   *First Acceptance Corp.................................  16,289      20,198
    First Advantage Bancorp...............................     956      12,151
    First American Financial Corp.........................  69,651   1,663,962
   *First BanCorp.........................................  11,975      61,432
    First Bancorp.........................................  10,815     137,350
    First Bancorp, Inc....................................   3,162      52,363
    First Busey Corp......................................  56,594     256,937
    First Business Financial Services, Inc................   1,140      27,542
   *First California Financial Group, Inc.................  15,928     127,743
   *First Cash Financial Services, Inc....................  15,186     809,566
    First Citizens BancShares, Inc. Class A...............   5,557     968,919
    First Commonwealth Financial Corp.....................  68,072     481,269
    First Community Bancshares, Inc.......................  10,435     166,438
    First Defiance Financial Corp.........................   4,522      92,611
  #*First Federal Bancshares of Arkansas, Inc.............      99         975
    First Financial Bancorp...............................  37,829     578,405
   #First Financial Bankshares, Inc.......................  21,113     866,900
    First Financial Corp..................................   8,496     256,324
    First Financial Holdings, Inc.........................  10,220     154,833
   *First Financial Northwest, Inc........................  11,880      96,347
   *First Financial Service Corp..........................     100         276
    First Horizon National Corp........................... 173,396   1,770,373
    First Interstate BancSystem, Inc......................   8,990     154,898
    First M&F Corp........................................     911       7,488
   *First Marblehead Corp. (The)..........................  15,512      15,056
    First Merchants Corp..................................  19,001     285,965
    First Midwest Bancorp, Inc............................  48,538     614,976
    First Niagara Financial Group, Inc.................... 220,801   1,731,080
    First Pactrust Bancorp, Inc...........................   5,840      68,678
    First Republic Bank...................................  11,607     414,254
   *First South Bancorp, Inc..............................   4,040      24,402
   *First United Corp.....................................   1,100       9,042
    Firstbank Corp........................................   1,136      13,280
   *FirstCity Financial Corp..............................   3,901      38,386
   #FirstMerit Corp.......................................  70,198   1,069,116
   *Flagstar Bancorp, Inc.................................  15,437     242,824
    Flushing Financial Corp...............................  19,858     314,551
    FNB Corp..............................................  91,324   1,058,445
   *Forest City Enterprises, Inc. Class A.................  99,097   1,675,730
   *Forest City Enterprises, Inc. Class B.................   4,120      69,896
   *Forestar Group, Inc...................................  22,493     428,042
    Fox Chase Bancorp, Inc................................  11,004     189,379
    Franklin Financial Corp...............................     140       2,426
   *Franklin Resources, Inc...............................  13,920   1,905,370
    Fulton Financial Corp................................. 131,288   1,429,726
    FXCM, Inc. Class A....................................   7,624      91,412
    Gallagher (Arthur J.) & Co............................  38,758   1,432,108
   *GAMCO Investors, Inc. Class A.........................   3,560     200,606
   *Genworth Financial, Inc. Class A...................... 223,449   2,049,027
    German American Bancorp, Inc..........................   7,495     167,363
    GFI Group, Inc........................................  73,197     248,870
    Glacier Bancorp, Inc..................................  47,566     741,078
   *Global Indemnity P.L.C................................  10,235     216,061
    Goldman Sachs Group, Inc. (The).......................  85,641  12,662,878
    Great Southern Bancorp, Inc...........................   8,114     201,714
   *Green Dot Corp. Class A...............................   3,744      50,170
   *Greenhill & Co., Inc..................................   9,862     580,872
   *Greenlight Capital Re, Ltd. Class A...................  20,143     484,439
   *Guaranty Bancorp......................................   3,944       8,204

                                     1086

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
   *Hallmark Financial Services, Inc......................  10,784 $    96,517
    Hampden Bancorp, Inc..................................   1,565      25,932
    Hancock Holding Co....................................  56,175   1,697,608
   *Hanmi Financial Corp..................................  20,365     335,004
    Hanover Insurance Group, Inc. (The)...................  30,043   1,248,587
    Harleysville Savings Financial Corp...................   1,326      22,144
   *Harris & Harris Group, Inc............................  17,939      67,989
    Hartford Financial Services Group, Inc................ 190,142   4,715,522
    Hawthorn Bancshares, Inc..............................     232       2,025
    HCC Insurance Holdings, Inc...........................  67,900   2,626,372
    Heartland Financial USA, Inc..........................  10,486     248,413
   *Heritage Commerce Corp................................  14,694      95,658
    Heritage Financial Corp...............................   8,900     125,757
    Heritage Financial Group, Inc.........................     782      10,956
    HF Financial Corp.....................................     761       9,733
   *HFF, Inc. Class A.....................................  22,355     389,871
   *Hilltop Holdings, Inc.................................  36,709     482,356
    Hingham Institution for Savings.......................     248      17,224
   *HMN Financial, Inc....................................     212       1,264
   *Home Bancorp, Inc.....................................   3,783      72,217
   *Home BancShares, Inc..................................  17,787     617,565
    Home Federal Bancorp, Inc.............................   8,959     115,213
   #Homeowners Choice, Inc................................   6,591     148,957
    HopFed Bancorp, Inc...................................   1,664      15,459
    Horace Mann Educators Corp............................  24,083     523,564
    Horizon Bancorp.......................................   1,417      28,241
   *Howard Hughes Corp. (The).............................  21,673   1,560,456
    Hudson City Bancorp, Inc.............................. 285,251   2,438,896
    Hudson Valley Holding Corp............................   8,777     134,288
    Huntington Bancshares, Inc............................ 359,754   2,503,888
    IBERIABANK Corp.......................................  19,479   1,002,974
   *ICG Group, Inc........................................  24,020     288,240
   *Imperial Holdings, Inc................................   1,539       6,464
    Independence Holding Co...............................   6,304      62,347
    Independent Bank Corp.................................  13,773     426,825
    Infinity Property & Casualty Corp.....................   7,323     435,499
    Interactive Brokers Group, Inc. Class A...............  31,474     450,078
   *IntercontinentalExchange, Inc.........................  17,122   2,375,678
    International Bancshares Corp.........................  43,810     856,486
   *Intervest Bancshares Corp. Class A....................   8,831      40,623
   *INTL. FCStone, Inc....................................   9,970     174,674
    Invesco, Ltd.......................................... 181,053   4,933,694
   *Investment Technology Group, Inc......................  19,534     197,684
   *Investors Bancorp, Inc................................  78,574   1,386,831
   *Investors Capital Holdings, Ltd.......................   1,190       4,582
    Investors Title Co....................................     675      44,860
   #Janus Capital Group, Inc.............................. 118,543   1,102,450
    Jefferies Group, Inc.................................. 128,316   2,557,338
   *Jefferson Bancshares, Inc.............................     200         682
    JMP Group, Inc........................................  11,563      76,316
    Jones Lang LaSalle, Inc...............................  27,069   2,494,138
    JPMorgan Chase & Co................................... 824,737  38,803,876
    KBW, Inc..............................................  22,179     351,981
    Kearny Financial Corp.................................  38,365     387,486
    Kemper Corp...........................................  38,513   1,282,868
    Kennedy-Wilson Holdings, Inc..........................  25,526     382,635
    Kentucky First Federal Bancorp........................   1,549      12,423
    KeyCorp............................................... 410,394   3,857,704
   *Knight Capital Group, Inc. Class A....................  45,490     169,223
    Lake Shore Bancorp, Inc...............................     125       1,325
    Lakeland Bancorp, Inc.................................  18,322     178,640

                                     1087

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Lakeland Financial Corp...............................  10,256 $  250,657
    Landmark Bancorp, Inc.................................   1,214     24,098
    Lazard, Ltd. Class A..................................   1,636     56,687
    Legg Mason, Inc.......................................  92,842  2,567,081
   #Leucadia National Corp................................  98,582  2,508,912
    Life Partners Holdings, Inc...........................   2,872      7,812
    Lincoln National Corp................................. 122,437  3,548,224
    LNB Bancorp, Inc......................................   5,305     38,992
    Loews Corp............................................  75,812  3,287,966
   *Louisiana Bancorp, Inc................................   2,000     34,520
    LPL Financial Holdings, Inc...........................  21,948    730,868
    M&T Bank Corp.........................................  49,683  5,101,947
   *Macatawa Bank Corp....................................  17,866     83,077
    Maiden Holdings, Ltd..................................  40,509    411,977
    MainSource Financial Group, Inc.......................  12,698    175,232
  #*Markel Corp...........................................   4,513  2,148,775
   *MarketAxess Holdings, Inc.............................  18,026    681,563
    Marlin Business Services Corp.........................   7,840    172,480
    Marsh & McLennan Cos., Inc............................  49,464  1,754,983
   *Maui Land & Pineapple Co., Inc........................   1,700      7,004
    MB Financial, Inc.....................................  35,882    802,680
  #*MBIA, Inc............................................. 166,900  1,437,009
   *MBT Financial Corp....................................   2,040      7,324
    MCG Capital Corp......................................  48,844    225,171
    Meadowbrook Insurance Group, Inc......................  23,313    146,173
    Medallion Financial Corp..............................  14,216    181,823
    Mercantile Bank Corp..................................   4,389     72,418
    Merchants Bancshares, Inc.............................   2,632     74,538
    Mercury General Corp..................................  36,021  1,426,432
   *Meridian Interstate Bancorp, Inc......................  12,664    221,367
    Meta Financial Group, Inc.............................     496     11,532
    MetLife, Inc.......................................... 216,234  8,074,178
   *Metro Bancorp, Inc....................................   8,480    133,221
   *MetroCorp Bancshares, Inc.............................   1,365     13,759
   *MGIC Investment Corp.................................. 111,894    311,065
    MicroFinancial, Inc...................................   1,885     14,156
    MidSouth Bancorp, Inc.................................   3,894     58,644
    MidWestOne Financial Group, Inc.......................   2,909     69,525
    Montpelier Re Holdings, Ltd...........................  40,003    975,273
   *Moody's Corp..........................................  19,475  1,067,620
    Morgan Stanley........................................ 284,332  6,496,986
    MSB Financial Corp....................................     687      4,946
  #*MSCI, Inc.............................................  22,409    756,080
    MutualFirst Financial, Inc............................   1,660     21,580
    NASDAQ OMX Group, Inc. (The)..........................  75,383  2,134,847
   *National Financial Partners Corp......................  26,319    463,478
    National Interstate Corp..............................   9,352    285,236
    National Penn Bancshares, Inc.........................  98,826    963,554
    National Western Life Insurance Co. Class A...........     577     94,282
   *Navigators Group, Inc. (The)..........................  12,200    661,606
    NBT Bancorp, Inc......................................  24,899    516,405
    Nelnet, Inc. Class A..................................  23,464    714,010
  #*Netspend Holdings, Inc................................  21,447    232,485
    New Hampshire Thrift Bancshares, Inc..................   2,140     27,542
   #New York Community Bancorp, Inc....................... 184,049  2,457,054
   *NewBridge Bancorp.....................................   7,017     45,049
   *Newport Bancorp, Inc..................................   1,100     17,424
   *NewStar Financial, Inc................................  29,292    417,704
    Nicholas Financial, Inc...............................      95      1,242
   *North Valley Bancorp..................................      67      1,110
    Northeast Community Bancorp, Inc......................   5,046     27,955

                                     1088

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Northern Trust Corp...................................  63,758 $3,281,624
  #*Northfield Bancorp, Inc...............................  34,896    390,483
    Northrim Bancorp, Inc.................................   2,509     54,646
    Northwest Bancshares, Inc.............................  64,090    781,898
    Norwood Financial Corp................................      65      1,993
    NYSE Euronext......................................... 109,528  3,786,383
    Ocean Shore Holding Co................................   3,233     49,497
    OceanFirst Financial Corp.............................  11,544    163,809
   *Ocwen Financial Corp..................................  85,479  3,331,117
    Ohio Valley Banc Corp.................................   1,078     19,641
    Old National Bancorp..................................  67,198    897,765
    Old Republic International Corp....................... 168,021  1,915,439
  #*Old Second Bancorp, Inc...............................   3,572      7,787
   *OmniAmerican Bancorp, Inc.............................   7,163    177,714
    OneBeacon Insurance Group, Ltd. Class A...............  15,406    210,446
    Oppenheimer Holdings, Inc. Class A....................   5,904    100,427
    Oriental Financial Group, Inc.........................  29,782    427,967
    Oritani Financial Corp................................  34,113    516,471
    Pacific Continental Corp..............................   8,644     94,998
   *Pacific Mercantile Bancorp............................   4,434     25,717
    PacWest Bancorp.......................................  23,303    640,366
   #Park National Corp....................................   9,540    624,393
   *Park Sterling Corp....................................  11,737     66,666
    PartnerRe, Ltd........................................  28,922  2,536,170
    Peapack-Gladstone Financial Corp......................   2,972     43,659
    Penns Woods Bancorp, Inc..............................   2,417     96,898
    Peoples Bancorp of North Carolina.....................     126      1,292
    Peoples Bancorp, Inc..................................   6,533    141,766
    People's United Financial, Inc........................ 156,146  1,922,157
   *PHH Corp..............................................  35,479    776,281
   *Phoenix Cos, Inc. (The)...............................   3,177     86,351
   *PICO Holdings, Inc....................................  14,743    310,045
   *Pinnacle Financial Partners, Inc......................  22,716    487,713
   *Piper Jaffray Cos.....................................  10,445    404,535
    Platinum Underwriters Holdings, Ltd...................  22,758  1,108,997
    PNC Financial Services Group, Inc..................... 115,488  7,137,158
   *Popular, Inc..........................................  56,950  1,528,538
   *Porter Bancorp, Inc...................................   3,191      3,478
  #*Portfolio Recovery Associates, Inc....................  11,350  1,213,882
   *Preferred Bank........................................   1,871     28,121
    Premier Financial Bancorp, Inc........................   1,250     14,188
    Primerica, Inc........................................  40,283  1,324,505
   *Primus Guaranty, Ltd..................................   9,727     90,947
    Principal Financial Group, Inc........................ 132,427  4,106,561
    PrivateBancorp, Inc...................................  48,051    825,036
    ProAssurance Corp.....................................  40,110  1,806,554
    Progressive Corp. (The)...............................  90,849  2,043,194
    Prosperity Bancshares, Inc............................  34,982  1,578,038
    Protective Life Corp..................................  53,447  1,691,063
    Provident Financial Holdings, Inc.....................   4,700     78,208
    Provident Financial Services, Inc.....................  38,050    564,282
    Provident New York Bancorp............................  24,242    216,481
   *Prudential Bancorp, Inc. of Pennsylvania..............   1,666     12,103
    Prudential Financial, Inc.............................  98,538  5,703,379
    Pulaski Financial Corp................................   4,605     44,622
    Pzena Investment Management, Inc. Class A.............   2,289     13,345
    QC Holdings, Inc......................................   6,412     21,352
    QCR Holdings, Inc.....................................     797     12,393
    Radian Group, Inc.....................................  80,134    515,262
    Raymond James Financial, Inc..........................  55,106  2,459,381
    Regions Financial Corp................................ 617,697  4,805,683

                                     1089

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Financials -- (Continued)
    Reinsurance Group of America, Inc.....................  42,109 $2,416,636
    RenaissanceRe Holdings, Ltd...........................  32,375  2,772,595
    Renasant Corp.........................................  16,332    317,657
    Republic Bancorp, Inc. Class A........................  11,604    260,742
   *Republic First Bancorp, Inc...........................   8,744     21,773
    Resource America, Inc. Class A........................  10,164     78,771
   *Riverview Bancorp, Inc................................   5,533     12,449
    RLI Corp..............................................  12,781    882,017
    Rockville Financial, Inc..............................  18,020    232,098
    Roma Financial Corp...................................  14,191    214,000
   *Royal Bancshares of Pennsylvania, Inc. Class A........   2,289      3,548
   *Rurban Financial Corp.................................     600      4,674
   #Ryman Hospitality Properties..........................  30,739  1,228,638
    S&T Bancorp, Inc......................................  18,745    345,658
    S.Y. Bancorp, Inc.....................................   7,981    180,450
   *Safeguard Scientifics, Inc............................  12,834    198,157
    Safety Insurance Group, Inc...........................   9,751    468,146
    Salisbury Bancorp, Inc................................     300      7,500
    Sandy Spring Bancorp, Inc.............................  15,275    303,209
    SCBT Financial Corp...................................   9,480    399,108
    SeaBright Holdings, Inc...............................  13,063    144,869
   *Seacoast Banking Corp. of Florida.....................   4,068      7,282
    SEI Investments Co....................................  31,179    840,586
    Selective Insurance Group, Inc........................  35,152    720,968
    Shore Bancshares, Inc.................................   1,418      7,515
    SI Financial Group, Inc...............................   4,055     47,200
    Sierra Bancorp........................................   6,986     87,046
  #*Signature Bank........................................  25,854  1,911,386
    Simmons First National Corp. Class A..................  10,999    280,804
    Simplicity Bancorp, Inc...............................   4,666     67,284
    SLM Corp.............................................. 140,466  2,372,471
    Somerset Hills Bancorp................................   1,096     12,538
   *Southcoast Financial Corp.............................   1,138      5,453
   *Southern First Bancshares, Inc........................      19        180
    Southern Missouri Bancorp, Inc........................      65      1,555
    Southern National Bancorp of Virginia, Inc............     417      3,851
    Southside Bancshares, Inc.............................  11,332    239,554
   *Southwest Bancorp, Inc................................  11,578    148,314
   *St. Joe Co. (The).....................................  53,181  1,249,754
    StanCorp Financial Group, Inc.........................  27,148  1,055,786
    State Auto Financial Corp.............................  23,350    355,387
    State Street Corp..................................... 107,806  5,999,404
    StellarOne Corp.......................................  13,605    203,395
    Sterling Bancorp......................................  19,994    191,742
    Stewart Information Services Corp.....................  11,609    308,335
   *Stifel Financial Corp.................................  34,396  1,267,493
   *Stratus Properties, Inc...............................     271      2,816
   *Suffolk Bancorp.......................................   5,363     74,170
    Summit State Bank.....................................     361      2,931
   *Sun Bancorp, Inc......................................  21,767     75,314
    SunTrust Banks, Inc................................... 118,016  3,348,114
    Susquehanna Bancshares, Inc........................... 121,891  1,391,995
   *SVB Financial Group...................................  28,636  1,900,571
   *SWS Group, Inc........................................  14,900     98,191
    Symetra Financial Corp................................  61,464    857,423
    Synovus Financial Corp................................ 545,512  1,407,421
   *T. Rowe Price Group, Inc..............................  11,700    835,965
   *Taylor Capital Group, Inc.............................  17,856    309,802
   #TCF Financial Corp.................................... 108,366  1,480,280
    TD Ameritrade Holding Corp............................  99,756  1,934,269
    Teche Holding Co......................................     651     25,389

                                     1090

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *Tejon Ranch Co.......................................    13,059 $   399,083
    Territorial Bancorp, Inc.............................     7,203     165,021
    Teton Advisors, Inc. Class A.........................        29         515
   *Texas Capital Bancshares, Inc........................    26,675   1,104,345
    TF Financial Corp....................................       840      20,651
   *TFS Financial Corp...................................   132,766   1,358,196
    Thomas Properties Group, Inc.........................    30,277     155,927
   *Timberland Bancorp, Inc..............................       899       7,345
    Tompkins Financial Corp..............................     8,073     330,266
    Torchmark Corp.......................................    43,587   2,428,232
    Tower Group, Inc.....................................    24,753     477,733
    TowneBank............................................    18,870     286,258
   *Transcontinental Realty Investors, Inc...............       860       3,672
    Travelers Cos., Inc. (The)...........................   100,570   7,890,722
    Tree.com, Inc........................................     6,730     117,640
    TriCo Bancshares.....................................     9,980     164,470
    TrustCo Bank Corp....................................    60,358     319,294
    Trustmark Corp.......................................    40,900     946,017
    U.S. Bancorp.........................................   351,609  11,638,258
    UMB Financial Corp...................................    26,529   1,174,439
    Umpqua Holdings Corp.................................    73,638     930,784
    Union Bankshares, Inc................................       337       6,774
    Union First Market Bankshares Corp...................    15,486     270,695
    United Bancshares, Inc...............................       606       7,163
   #United Bankshares, Inc...............................    32,877     838,035
   *United Community Banks, Inc..........................    20,921     219,461
   *United Community Financial Corp......................     1,464       4,524
    United Financial Bancorp, Inc........................    12,423     185,972
    United Fire Group, Inc...............................    16,201     375,701
   *United Security Bancshares...........................     1,889       7,006
   *Unity Bancorp, Inc...................................     2,239      13,770
    Universal Insurance Holdings, Inc....................    25,981     117,954
    Univest Corp. of Pennsylvania........................    11,004     185,748
    Unum Group...........................................   125,496   2,925,312
    Validus Holdings, Ltd................................    72,217   2,629,421
   #Valley National Bancorp..............................   124,228   1,216,192
    ViewPoint Financial Group, Inc.......................    34,190     723,118
   *Virginia Commerce Bancorp, Inc.......................    19,729     259,239
   *Virtus Investment Partners, Inc......................     1,301     193,862
   *Waddell & Reed Financial, Inc........................    12,057     478,663
   *Walker & Dunlop, Inc.................................     6,237     133,971
    Washington Banking Co................................     9,453     133,193
    Washington Federal, Inc..............................    70,407   1,238,459
    Washington Trust Bancorp, Inc........................    10,495     276,648
   *Waterstone Financial, Inc............................    11,388      85,182
    Wayne Savings Bancshares, Inc........................       243       2,425
    Webster Financial Corp...............................    58,222   1,295,440
    Wells Fargo & Co..................................... 1,101,533  38,366,394
    WesBanco, Inc........................................    16,905     392,027
    West Bancorporation, Inc.............................     9,721     107,611
    West Coast Bancorp...................................    11,549     273,942
  #*Westamerica Bancorporation...........................    18,055     802,003
   *Western Alliance Bancorp.............................    54,752     673,450
    Westfield Financial, Inc.............................    18,225     137,416
    Westwood Holdings Group, Inc.........................     2,604     109,472
    White River Capital, Inc.............................       135       2,909
    Willis Group Holdings P.L.C..........................    35,900   1,281,989
   *Wilshire Bancorp, Inc................................    46,569     285,934
    Wintrust Financial Corp..............................    24,036     891,015
  #*World Acceptance Corp................................    10,120     784,806
    WR Berkley Corp......................................    58,520   2,409,268

                                     1091

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Financials -- (Continued)
   *WSB Holdings, Inc.....................................     200 $      1,214
    WSFS Financial Corp...................................   1,362       61,930
    WVS Financial Corp....................................     757        7,948
    XL Group P.L.C........................................ 138,187    3,830,544
   *Yadkin Valley Financial Corp..........................   7,110       23,890
    Zions Bancorporation.................................. 121,650    2,836,878
   *ZipRealty, Inc........................................   9,538       33,001
                                                                   ------------
Total Financials..........................................          624,600,086
                                                                   ------------
Health Care -- (10.3%)
    Abaxis, Inc...........................................   8,090      313,245
   *Abbott Laboratories................................... 181,952    6,164,534
   *AbbVie, Inc...........................................  69,977    2,567,456
   *ABIOMED, Inc..........................................   2,168       30,244
   *Acadia Healthcare Co., Inc............................   2,170       55,487
   *Accuray, Inc..........................................  47,276      241,580
   *Acorda Therapeutics, Inc..............................  12,973      374,660
   *Actavis, Inc..........................................  39,726    3,431,929
   *Adcare Health Systems, Inc............................   2,884       14,335
   *Addus HomeCare Corp...................................   4,746       39,297
    Aetna, Inc............................................  79,467    3,832,693
   *Affymax, Inc..........................................  21,288      400,427
   *Affymetrix, Inc.......................................  43,784      165,941
    Agilent Technologies, Inc.............................  24,423    1,093,662
   *Air Methods Corp......................................  21,279      930,318
   *Akorn, Inc............................................   6,306       82,546
   *Albany Molecular Research, Inc........................  19,802      118,218
   *Alere, Inc............................................  55,692    1,184,012
   *Alexion Pharmaceuticals, Inc..........................  12,000    1,127,880
  #*Align Technology, Inc.................................  36,980    1,159,693
   *Alkermes P.L.C........................................  55,164    1,271,530
   *Allergan, Inc.........................................  15,701    1,648,762
   *Alliance HealthCare Services, Inc.....................     286        1,858
   *Allied Healthcare Products, Inc.......................     500        1,270
   *Allscripts Healthcare Solutions, Inc.................. 100,026    1,108,288
    Almost Family, Inc....................................   5,545      111,011
   *Alnylam Pharmaceuticals, Inc..........................  15,940      384,632
   *Alphatec Holdings, Inc................................  36,305       62,808
   *AMAG Pharmaceuticals, Inc.............................   9,482      151,238
   *Amedisys, Inc.........................................  19,877      221,032
   *AmerisourceBergen Corp................................  46,200    2,096,094
    Amgen, Inc............................................  85,813    7,333,579
   *AMN Healthcare Services, Inc..........................  24,556      298,355
   *Amsurg Corp...........................................  20,847      650,635
    Analogic Corp.........................................   8,041      612,644
   *AngioDynamics, Inc....................................  14,329      174,814
   *Anika Therapeutics, Inc...............................   8,673       92,107
  #*Arena Pharmaceuticals, Inc............................   1,900       16,036
   *Ariad Pharmaceuticals, Inc............................  52,500    1,043,700
   *Arqule, Inc...........................................   7,542       19,081
   *Array BioPharma, Inc..................................     785        2,959
   *ArthroCare Corp.......................................  18,120      660,112
   *Astex Pharmaceuticals, Inc............................  50,390      168,807
  #*athenahealth, Inc.....................................   2,911      251,714
   *AtriCure, Inc.........................................   3,000       24,180
    Atrion Corp...........................................   1,338      268,282
   *AVEO Pharmaceuticals, Inc.............................   6,456       51,067
   *Bard (C.R.), Inc......................................   4,700      479,729
   *Baxter International, Inc.............................  22,821    1,548,177
   *Becton Dickinson & Co.................................  12,012    1,009,488
   *BioClinica, Inc.......................................   8,038       57,954

                                     1092

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Health Care -- (Continued)
   *BioCryst Pharmaceuticals, Inc.........................  13,395 $   21,700
   *Biogen Idec, Inc......................................  16,395  2,558,932
   *BioMarin Pharmaceutical, Inc..........................  15,781    866,219
   *BioMimetic Therapeutics, Inc..........................   1,978     16,773
   *Bio-Rad Laboratories, Inc. Class A....................  14,801  1,684,206
   *Bio-Rad Laboratories, Inc. Class B....................     544     62,555
  #*Bio-Reference Labs, Inc...............................  14,532    403,554
   *BioScrip, Inc.........................................  38,564    433,074
   *BioSpecifics Technologies Corp........................   1,000     15,250
   *Biota Pharmaceuticals, Inc............................   1,431      5,652
   *Boston Scientific Corp................................ 619,825  4,630,093
   *Bovie Medical Corp....................................   6,517     17,922
   *Bristol-Myers Squibb Co............................... 143,332  5,180,018
   *Brookdale Senior Living, Inc..........................  75,024  2,026,398
   *Bruker Corp...........................................  20,164    340,167
   *BSD Medical Corp......................................   1,100      1,672
   *Cambrex Corp..........................................  19,415    228,126
   *Cantel Medical Corp...................................  17,822    559,789
   *Capital Senior Living Corp............................  18,189    386,152
    Cardinal Health, Inc..................................  31,700  1,388,777
   *CardioNet, Inc........................................  11,275     25,369
   *CareFusion Corp.......................................  96,862  3,006,596
   *CAS Medical Systems, Inc..............................     415        799
   *Catamaran Corp........................................  20,708  1,074,538
   *Celgene Corp..........................................  20,854  2,063,712
   *Celldex Therapeutics, Inc.............................  37,920    282,883
   *Centene Corp..........................................  30,879  1,332,738
   *Cepheid, Inc..........................................  10,300    373,066
   *Cerner Corp...........................................  14,200  1,172,210
   *Charles River Laboratories International, Inc.........  26,988  1,115,144
   *Chemed Corp...........................................  12,861    971,649
   *Chindex International, Inc............................   3,475     38,364
    Cigna Corp............................................  70,425  4,108,595
    Community Health Systems, Inc.........................  59,717  2,288,953
   *Computer Programs & Systems, Inc......................   2,800    147,308
   *Conceptus, Inc........................................  19,410    401,011
    CONMED Corp...........................................  17,455    512,653
    Cooper Cos., Inc. (The)...............................  30,523  3,093,506
   *Corvel Corp...........................................   6,649    304,524
  #*Covance, Inc..........................................  30,579  2,039,925
    Coventry Health Care, Inc.............................  61,589  2,822,624
    Covidien P.L.C........................................  44,304  2,761,911
   *Cross Country Healthcare, Inc.........................  16,468     93,044
    CryoLife, Inc.........................................  16,130    103,555
   *Cubist Pharmaceuticals, Inc...........................  33,547  1,443,863
   *Cumberland Pharmaceuticals, Inc.......................  12,297     51,647
   *Cutera, Inc...........................................   8,027     88,297
   *Cyberonics, Inc.......................................   8,655    375,281
   *Cynosure, Inc. Class A................................   8,414    224,654
   *DaVita HealthCare Partners, Inc.......................  14,595  1,684,409
    Daxor Corp............................................   1,894     14,754
    DENTSPLY International, Inc...........................  35,485  1,481,854
   *Depomed, Inc..........................................  34,012    238,424
   *Digirad Corp..........................................   8,621     15,949
   *Durect Corp...........................................   2,398      2,614
  o*Dynacq Healthcare, Inc................................   2,399          5
   *Edwards Lifesciences Corp.............................  10,600    953,258
   *Eli Lilly & Co........................................  48,546  2,606,435
   *Emergent Biosolutions, Inc............................  23,122    371,108
   *Emeritus Corp.........................................  27,130    734,680
   *Endo Health Solutions, Inc............................  70,799  2,241,496

                                     1093

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
   *Endocyte, Inc.........................................   5,776 $    57,933
   *Ensign Group, Inc. (The)..............................  12,717     363,198
  o*Enzo Biochem, Inc.....................................  22,936      66,285
    Enzon Pharmaceuticals, Inc............................  28,575     141,446
   *Epocrates, Inc........................................     600       7,008
   *Exactech, Inc.........................................   7,238     138,897
   *ExamWorks Group, Inc..................................   4,759      68,863
  #*Exelixis, Inc.........................................   4,965      23,137
   *Express Scripts Holding Co............................  99,571   5,319,083
   *Five Star Quality Care, Inc...........................  31,330     177,328
   *Forest Laboratories, Inc..............................  76,015   2,759,344
   *Furiex Pharmaceuticals, Inc...........................   6,344     203,960
   *Future Healthcare of America..........................     725         120
   *Genomic Health, Inc...................................   1,302      36,521
   *Gentiva Health Services, Inc..........................  20,482     202,977
   *Gilead Sciences, Inc..................................  65,300   2,576,085
   *Greatbatch, Inc.......................................  14,728     390,881
   *GTx, Inc..............................................   8,578      42,890
   *Haemonetics Corp......................................  31,848   1,335,705
   *Hanger, Inc...........................................  21,735     624,447
   *Harvard Bioscience, Inc...............................  15,686      77,959
   *Health Management Associates, Inc. Class A............ 137,366   1,434,101
   *Health Net, Inc.......................................  53,125   1,445,000
   *HealthSouth Corp......................................  27,299     651,354
   *HealthStream, Inc.....................................  12,289     304,521
   *Healthways, Inc.......................................  21,622     227,463
   *Henry Schein, Inc.....................................  27,023   2,333,166
   *Hill-Rom Holdings, Inc................................  37,494   1,244,051
   *Hi-Tech Pharmacal Co., Inc............................   8,775     321,165
   *HMS Holdings Corp.....................................   7,613     207,530
   *Hologic, Inc.......................................... 109,285   2,605,354
   *Horizon Pharma, Inc...................................   1,510       3,216
   *Hospira, Inc..........................................  48,274   1,647,109
    Humana, Inc...........................................  43,199   3,212,278
   *ICU Medical, Inc......................................   9,753     589,569
   *Idera Pharmaceuticals, Inc............................  12,551       9,037
   *IDEXX Laboratories, Inc...............................   8,700     828,327
   *Illumina, Inc.........................................   8,304     420,432
   *Immunomedics, Inc.....................................   7,638      22,074
   *Impax Laboratories, Inc...............................  45,923     925,808
  #*Incyte Corp...........................................  40,400     742,552
   *Infinity Pharmaceuticals, Inc.........................  11,550     397,898
   *Integra LifeSciences Holdings Corp....................  17,709     746,434
   *Intuitive Surgical, Inc...............................   2,000   1,148,760
    Invacare Corp.........................................  13,320     209,524
   *IPC The Hospitalist Co................................   7,916     337,538
   *Iridex Corp...........................................   1,074       4,489
   *Jazz Pharmaceuticals P.L.C............................  14,023     790,757
   *Johnson & Johnson..................................... 181,695  13,430,894
    Kewaunee Scientific Corp..............................     674       8,351
   *Kindred Healthcare, Inc...............................  31,288     337,285
   *Laboratory Corp. of America Holdings..................  18,272   1,635,344
    Landauer, Inc.........................................   2,642     166,420
   *Lannet Co., Inc.......................................  14,563      87,087
   *LCA-Vision, Inc.......................................   9,225      30,258
    LeMaitre Vascular, Inc................................   9,392      59,639
   *LHC Group, Inc........................................  11,292     241,197
   *Life Technologies Corp................................  49,868   3,225,961
   *LifePoint Hospitals, Inc..............................  32,400   1,416,204
   *Luminex Corp..........................................  14,294     262,724
   *Magellan Health Services, Inc.........................  21,872   1,122,034

                                     1094

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Health Care -- (Continued)
   *Masimo Corp..........................................    18,146 $   368,364
    Maxygen, Inc.........................................    19,082      46,751
   *McKesson Corp........................................    22,964   2,416,502
   *MedAssets, Inc.......................................    39,605     774,278
  o*MedCath Corp.........................................     9,997      13,696
   *Medical Action Industries, Inc.......................     9,533      43,947
   *Medicines Co. (The)..................................    36,574   1,092,831
   *MediciNova, Inc......................................     1,192       2,181
   *Medidata Solutions, Inc..............................     5,897     275,921
   *Medivation, Inc......................................    14,686     798,331
   *MEDNAX, Inc..........................................    32,507   2,781,299
   *Medtronic, Inc.......................................    93,790   4,370,614
   Merck & Co., Inc......................................   589,040  25,475,980
   *Merge Healthcare, Inc................................     1,031       2,773
   *Merit Medical Systems, Inc...........................    27,405     380,107
   *Metabolix, Inc.......................................     1,632       2,448
   *Mettler Toledo International, Inc....................     2,600     552,578
   *Misonix, Inc.........................................       434       3,342
   *Molina Healthcare, Inc...............................    29,943     859,664
   *Momenta Pharmaceuticals, Inc.........................    27,935     352,260
  #*MWI Veterinary Supply, Inc...........................     6,600     741,246
   *Mylan, Inc...........................................   135,096   3,819,164
   *Myrexis, Inc.........................................    14,533      42,727
  #*Myriad Genetics, Inc.................................    26,739     723,557
    National Healthcare Corp.............................     8,490     408,624
    National Research Corp...............................     2,780     149,508
   *Natus Medical, Inc...................................    20,161     248,384
   *Neogen Corp..........................................     9,543     443,654
   *Neurocrine Biosciences, Inc..........................     4,385      39,728
   *NuVasive, Inc........................................    27,361     471,430
   *Obagi Medical Products, Inc..........................    12,025     172,799
    Omnicare, Inc........................................    73,936   2,879,807
   *Omnicell, Inc........................................    22,238     351,360
   *OncoGenex Pharmaceutical, Inc........................       900      11,844
   *Onyx Pharmaceuticals, Inc............................    27,395   2,123,660
   *OraSure Technologies, Inc............................    14,478     102,070
   *Orexigen Therapeutics, Inc...........................    13,026      74,509
   *Orthofix International NV............................    11,982     457,113
   *Osiris Therapeutics, Inc.............................     6,988      54,996
   *Owens & Minor, Inc...................................    41,251   1,262,693
   *Pain Therapeutics, Inc...............................    21,575      59,116
   *Palomar Medical Technologies, Inc....................    11,736     114,661
   *PAREXEL International Corp...........................    39,643   1,341,916
    Patterson Cos., Inc..................................    58,491   2,113,280
   *PDI, Inc.............................................     8,907      69,029
    PDL BioPharma, Inc...................................    61,804     425,212
    PerkinElmer, Inc.....................................    74,994   2,642,789
   *Pernix Therapeutics Holdings, Inc....................       733       5,930
  #*Perrigo Co...........................................     8,500     854,335
    Pfizer, Inc.......................................... 1,615,197  44,062,574
   *PharMerica Corp......................................    19,198     277,987
   *PhotoMedex, Inc......................................     1,599      22,658
   *Pozen, Inc...........................................    19,179     101,840
   *Progenics Pharmaceuticals, Inc.......................    13,575      38,689
   *ProPhase Labs, Inc...................................     2,300       3,864
   *Providence Service Corp. (The).......................     8,102     150,130
   *pSivida Corp.........................................     8,193      11,388
   *PSS World Medical, Inc...............................    27,823     804,919
    Quality Systems, Inc.................................     9,000     164,160
    Quest Diagnostics, Inc...............................    36,218   2,098,833
   #Questcor Pharmaceuticals, Inc........................    23,700     603,876

                                     1095

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Health Care -- (Continued)
  #*Quidel Corp...........................................  21,044 $   472,227
   *RadNet, Inc...........................................  10,798      31,962
   *Regeneron Pharmaceuticals, Inc........................  13,800   2,400,372
   *Repligen Corp.........................................  20,189     139,304
   #ResMed, Inc...........................................  48,888   2,141,294
   *Rigel Pharmaceuticals, Inc............................  42,890     281,358
   *Rochester Medical Corp................................   6,486      75,756
   *Rockwell Medical, Inc.................................   1,543       9,443
   *RTI Biologics, Inc....................................  36,333     178,758
   *Salix Pharmaceuticals, Ltd............................  18,332     878,103
  #*Sangamo Biosciences, Inc..............................  13,614     130,286
   *Santarus, Inc.........................................  17,297     231,088
   *SciClone Pharmaceuticals, Inc.........................  36,986     193,437
  #*Seattle Genetics, Inc.................................  19,300     568,385
    Select Medical Holdings Corp..........................  83,479     813,085
   *SIGA Technologies, Inc................................   6,289      18,364
   *Sirona Dental Systems, Inc............................  29,087   1,933,413
   *Skilled Healthcare Group, Inc. Class A................  14,013      74,549
   *Solta Medical, Inc....................................  35,517      90,924
    Span-American Medical System, Inc.....................   1,468      28,215
   *Spectranetics Corp....................................  19,200     319,872
   #Spectrum Pharmaceuticals, Inc.........................  36,097     455,183
    St. Jude Medical, Inc.................................  58,267   2,371,467
   *Staar Surgical Co.....................................  10,301      58,304
  #*Stereotaxis, Inc......................................     260         556
   *STERIS Corp...........................................  35,952   1,356,469
   *Strategic Diagnostics, Inc............................   5,707       6,791
   Stryker Corp...........................................  22,435   1,405,553
   *Sucampo Pharmaceuticals, Inc. Class A.................   7,118      36,942
   *SurModics, Inc........................................  11,126     268,248
   *Symmetry Medical, Inc.................................  23,856     255,498
   *Synageva BioPharma Corp...............................   1,608      74,386
   *Synta Pharmaceuticals Corp............................   6,639      74,357
   *Targacept, Inc........................................   8,118      36,450
   *Team Health Holdings, Inc.............................  15,305     518,380
    Techne Corp...........................................   4,502     322,703
    Teleflex, Inc.........................................  26,985   2,023,875
   *Tenet Healthcare Corp.................................  68,727   2,668,669
 o#*Theravance, Inc.......................................   2,330      51,842
    Thermo Fisher Scientific, Inc.........................  78,621   5,671,719
   *Thoratec Corp.........................................  21,469     784,263
   *Tornier NV............................................     663      11,430
   *TranS1, Inc...........................................  11,970      29,805
   *Transcept Pharmaceuticals, Inc........................   9,491      55,427
   *Triple-S Management Corp. Class B.....................  11,373     205,510
   *Trius Therapeutics, Inc...............................   4,901      25,289
   *U.S. Physical Therapy, Inc............................   7,823     192,446
   *United Therapeutics Corp..............................  26,454   1,425,606
    UnitedHealth Group, Inc............................... 192,286  10,616,110
    Universal American Corp...............................  49,196     460,967
    Universal Health Services, Inc. Class B...............  53,642   3,038,283
    Utah Medical Products, Inc............................   2,338      93,988
   *Vanguard Health Systems, Inc..........................   9,448     131,989
   *Varian Medical Systems, Inc...........................   7,597     536,728
   *Vascular Solutions, Inc...............................  10,690     178,630
  #*VCA Antech, Inc.......................................  55,758   1,204,373
   *Vertex Pharmaceuticals, Inc...........................  13,281     594,723
   *Vical, Inc............................................  34,180     122,364
   *ViroPharma, Inc.......................................  47,167   1,257,472
    Warner Chilcott P.L.C.................................  10,620     150,485
   *Waters Corp...........................................   7,000     640,990

                                     1096

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------ ------------
Health Care -- (Continued)
   *WellCare Health Plans, Inc............................ 23,421 $  1,187,679
    WellPoint, Inc........................................ 83,721    5,426,795
   *West Pharmaceutical Services, Inc..................... 22,386    1,325,475
   *Wright Medical Group, Inc............................. 26,012      549,894
   *XenoPort, Inc......................................... 21,928      183,976
   oYoung Innovations, Inc................................  4,805      189,653
   *Zalicus, Inc..........................................  1,238          950
    Zimmer Holdings, Inc.................................. 54,916    4,096,734
                                                                  ------------
Total Health Care.........................................         342,633,053
                                                                  ------------
Industrials -- (13.5%)
   *3M Co................................................. 36,437    3,663,740
    A.O. Smith Corp....................................... 24,921    1,726,527
   *A.T. Cross Co. Class A................................  1,727       19,757
   *AAON, Inc............................................. 15,794      359,156
    AAR Corp.............................................. 26,511      499,732
    ABM Industries, Inc................................... 35,222      772,066
   *Acacia Research Corp.................................. 10,701      273,197
   *ACCO Brands Corp...................................... 50,569      421,240
   *Accuride Corp.........................................  1,042        3,918
    Aceto Corp............................................ 17,564      183,368
    Acme United Corp......................................    700        8,519
   #Acorn Energy, Inc.....................................  7,525       55,384
   *Actuant Corp. Class A................................. 48,465    1,428,748
    Acuity Brands, Inc.................................... 20,533    1,412,670
   *Adept Technology, Inc.................................  5,898       22,884
    ADT Corp. (The)....................................... 48,915    2,323,463
   *Advisory Board Co. (The).............................. 11,167      605,586
   *AECOM Technology Corp................................. 73,717    1,884,944
   *Aegion Corp........................................... 25,099      590,328
   *Aerovironment, Inc.................................... 14,264      308,816
   *AGCO Corp............................................. 37,457    1,985,221
   *Air Transport Services Group, Inc..................... 33,040      153,636
    Aircastle, Ltd........................................ 37,400      516,120
    Alamo Group, Inc......................................  7,643      259,556
  #*Alaska Air Group, Inc................................. 46,168    2,129,730
    Albany International Corp. Class A.................... 17,948      449,777
   *Allegiant Travel Co................................... 11,255      838,160
    Alliant Techsystems, Inc.............................. 21,465    1,389,215
  o*Allied Defense Group, Inc. (The)......................  2,821       14,838
    Allied Motion Technologies, Inc.......................  3,866       26,057
    Altra Holdings, Inc................................... 17,697      423,843
    Amerco, Inc........................................... 12,151    1,633,823
   *Ameresco, Inc. Class A................................ 16,123      158,650
    American Railcar Industries, Inc...................... 15,398      605,757
   *American Science & Engineering, Inc...................  5,489      370,947
  #*American Superconductor Corp..........................  2,515        6,665
   *American Woodmark Corp................................  9,030      251,124
    AMETEK, Inc........................................... 34,744    1,424,157
    Ampco-Pittsburgh Corp.................................  4,586       84,474
   *AMREP Corp............................................  2,127       21,270
   *Apogee Enterprises, Inc............................... 18,888      461,812
   *Applied Industrial Technologies, Inc.................. 28,043    1,232,770
   *ARC Document Solutions, Inc........................... 24,709       59,055
   *Argan, Inc............................................  9,001      169,219
    Arkansas Best Corp.................................... 10,500      110,460
   *Armstrong World Industries, Inc....................... 34,300    1,886,157
    Astec Industries, Inc................................. 14,523      512,952
   *Astronics Corp........................................  6,946      159,133
   *Atlas Air Worldwide Holdings, Inc..................... 17,309      780,463
    Avery Dennison Corp................................... 63,827    2,457,978

                                     1097

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Avis Budget Group, Inc................................  69,787 $1,502,514
   *AZZ, Inc..............................................  16,623    711,298
   *B/E Aerospace, Inc....................................  44,617  2,297,329
   *Babcock & Wilcox Co. (The)............................  13,328    355,058
    Baltic Trading, Ltd...................................     700      2,261
    Barnes Group, Inc.....................................  35,773    854,975
    Barrett Business Services, Inc........................   5,822    234,277
  #*Beacon Roofing Supply, Inc............................  31,267  1,129,989
    Belden, Inc...........................................  29,533  1,422,014
   *Blount International, Inc.............................  16,686    284,496
   *BlueLinx Holdings, Inc................................  17,712     54,907
   *Boeing Co. (The)......................................  26,650  1,968,636
    Brady Corp. Class A...................................  32,230  1,124,505
   *Breeze-Eastern Corp...................................   3,679     29,818
    Briggs & Stratton Corp................................  32,203    764,177
   *Brink's Co. (The).....................................  31,537    940,433
   *Builders FirstSource, Inc.............................  27,781    174,187
   *C.H. Robinson Worldwide, Inc..........................   7,700    509,355
   *CAI International, Inc................................  12,010    301,211
    Carlisle Cos., Inc....................................  36,052  2,312,736
    Cascade Corp..........................................   6,232    402,400
   *Casella Waste Systems, Inc. Class A...................  16,083     73,017
   *Caterpillar, Inc......................................  31,000  3,050,090
   *CBIZ, Inc.............................................  32,051    194,229
    CDI Corp..............................................  11,653    198,334
    CECO Environmental Corp...............................   8,575     94,840
    Celadon Group, Inc....................................  14,872    294,614
   *Champion Industries, Inc..............................     700         77
   *Chart Industries, Inc.................................  18,319  1,212,535
    Cintas Corp...........................................  48,881  2,065,711
    CIRCOR International, Inc.............................   9,827    407,821
    CLAROC, Inc...........................................  27,008  1,362,824
   *Clean Harbors, Inc....................................  20,306  1,128,811
    CNH Global NV.........................................  11,154    532,492
    Coleman Cable, Inc....................................   3,974     40,654
   *Colfax Corp...........................................  52,403  2,337,698
   *Columbus McKinnon Corp................................  12,317    233,038
    Comfort Systems USA, Inc..............................  25,066    323,602
   *Command Security Corp.................................     800      1,680
   *Commercial Vehicle Group, Inc.........................   6,508     52,650
    CompX International, Inc..............................     294      3,969
   *Consolidated Graphics, Inc............................   6,091    223,113
    Con-way, Inc..........................................  37,025  1,161,844
   *Copart, Inc...........................................  49,606  1,781,351
   *Corporate Executive Board Co. (The)...................  10,892    545,798
    Corrections Corp. of America..........................  63,787  2,416,889
    Courier Corp..........................................   6,202     75,106
    Covanta Holding Corp..................................  87,090  1,717,415
   *Covenant Transportation Group, Inc. Class A...........   5,187     32,730
   *CPI Aerostructures, Inc...............................   3,637     41,025
   *CRA International, Inc................................   6,409    119,143
    Crane Co..............................................  30,666  1,541,886
    CSX Corp.............................................. 226,816  4,996,756
   *Cubic Corp............................................  16,873    793,031
   *Cummins, Inc..........................................  12,936  1,485,441
    Curtiss-Wright Corp...................................  30,370  1,082,690
    Danaher Corp..........................................  54,828  3,285,842
    Deere & Co............................................  11,800  1,109,908
   *Delta Air Lines, Inc.................................. 162,660  2,259,347
   *Deluxe Corp...........................................  28,036  1,031,444
   *DigitalGlobe, Inc.....................................  27,313    763,945

                                     1098

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
   *Dolan Co. (The)......................................    10,305 $    36,171
   *Donaldson Co., Inc...................................    12,200     458,842
    Douglas Dynamics, Inc................................    14,575     192,098
    Dover Corp...........................................    45,092   3,119,465
   *Ducommun, Inc........................................     6,406     102,688
   #Dun & Bradstreet Corp. (The).........................    10,986     895,798
   *DXP Enterprises, Inc.................................     9,019     513,181
   *Dycom Industries, Inc................................    20,656     433,363
    Dynamic Materials Corp...............................     5,915      98,307
    Eastern Co. (The)....................................     1,960      30,654
   *Eaton Corp. P.L.C....................................    90,244   5,139,396
   *Echo Global Logistics, Inc...........................    13,101     243,286
    Ecology & Environment, Inc. Class A..................       903      11,649
    EMCOR Group, Inc.....................................    43,541   1,581,845
   *Emerson Electric Co..................................    40,260   2,304,885
    Encore Wire Corp.....................................    15,183     495,269
   *Energy Recovery, Inc.................................    13,705      51,120
   *EnergySolutions, Inc.................................    54,690     209,463
   *EnerNOC, Inc.........................................    16,601     256,485
   *EnerSys, Inc.........................................    31,784   1,300,919
   *Engility Holdings, Inc...............................     7,595     146,204
    Ennis, Inc...........................................    15,285     238,599
   *EnPro Industries, Inc................................    13,362     594,342
    Equifax, Inc.........................................    42,708   2,506,960
    ESCO Technologies, Inc...............................    17,136     705,489
    Espey Manufacturing & Electronics Corp...............     1,611      40,501
   *Esterline Technologies Corp..........................    20,241   1,343,800
    Exelis, Inc..........................................   122,954   1,351,264
    Expeditors International of Washington, Inc..........    14,733     632,046
   *Exponent, Inc........................................     7,570     370,097
   *Fastenal Co..........................................    19,684     977,901
   *Federal Signal Corp..................................    41,074     330,235
    FedEx Corp...........................................    64,166   6,509,641
   *Flow International Corp..............................    29,934     112,851
    Flowserve Corp.......................................    14,240   2,232,405
   *Fluor Corp...........................................    37,854   2,454,075
   *Fortune Brands Home & Security, Inc..................    74,459   2,437,788
   *Forward Air Corp.....................................    15,944     591,682
   *Franklin Covey Co....................................    10,869     150,862
   *Franklin Electric Co., Inc...........................    15,392   1,023,876
    FreightCar America, Inc..............................     7,482     185,479
   *Frozen Food Express Industries.......................     6,523       7,241
  #*FTI Consulting, Inc..................................    27,039     878,768
   *Fuel Tech, Inc.......................................    14,209      60,815
   *Furmanite Corp.......................................    21,324     113,230
    G & K Services, Inc. Class A.........................    12,443     498,218
    Gardner Denver, Inc..................................    23,634   1,663,125
    GATX Corp............................................    30,783   1,457,575
  #*Genco Shipping & Trading, Ltd........................    24,121      80,564
   *Gencor Industries, Inc...............................     1,500      11,085
   *GenCorp, Inc.........................................    27,116     290,955
    Generac Holdings, Inc................................    33,070   1,229,543
   *General Cable Corp...................................    32,948   1,107,712
    General Dynamics Corp................................    63,463   4,207,597
    General Electric Co.................................. 2,300,456  51,254,160
   *Genesee & Wyoming, Inc. Class A......................    24,358   2,060,200
    Geo Group, Inc. (The)................................    46,574   1,519,244
   *GeoEye, Inc..........................................    13,401     480,158
   *Gibraltar Industries, Inc............................    19,954     346,601
    Global Power Equipment Group, Inc....................     8,836     144,999
   *Goldfield Corp. (The)................................       500       1,470

                                     1099

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
   *Gorman-Rupp Co. (The).................................  11,988 $  364,315
   *GP Strategies Corp....................................  12,731    272,443
   *Graco, Inc............................................   8,200    469,040
  #*GrafTech International, Ltd...........................  65,299    626,870
    Graham Corp...........................................   5,251    121,666
    Granite Construction, Inc.............................  24,564    893,147
    Great Lakes Dredge & Dock Corp........................  38,937    365,229
   *Greenbrier Cos., Inc..................................  17,330    345,387
    Griffon Corp..........................................  40,850    482,030
    H&E Equipment Services, Inc...........................  22,012    424,391
    Hardinge, Inc.........................................   6,210     70,049
    Harsco Corp...........................................  52,665  1,342,431
   *Hawaiian Holdings, Inc................................  32,942    190,075
   *Heartland Express, Inc................................  57,227    791,449
    HEICO Corp............................................  10,897    494,288
   *HEICO Corp. Class A...................................  23,382    795,222
    Heidrick & Struggles International, Inc...............   9,947    157,262
   *Heritage-Crystal Clean, Inc...........................   1,500     23,595
   *Herman Miller, Inc....................................  15,569    384,554
   *Hertz Global Holdings, Inc............................ 126,584  2,313,956
   *Hexcel Corp...........................................  51,228  1,372,398
   *Hill International, Inc...............................  20,714     70,635
   *HNI Corp..............................................  29,565    933,367
   *Honeywell International, Inc..........................  42,942  2,930,362
    Houston Wire & Cable Co...............................   9,874    117,994
   *Hub Group, Inc. Class A...............................  24,413    898,643
    Hubbell, Inc. Class A.................................   1,849    155,371
   *Hubbell, Inc. Class B.................................  20,703  1,885,008
   *Hudson Global, Inc....................................  18,692     89,909
   *Huntington Ingalls Industries, Inc....................  26,767  1,185,778
   *Hurco Cos., Inc.......................................   3,200     94,976
   *Huron Consulting Group, Inc...........................  14,475    493,598
    Hyster-Yale Materials Handling, Inc...................   8,680    435,562
   *ICF International, Inc................................  11,320    259,115
    IDEX Corp.............................................  46,979  2,343,782
   *IHS, Inc..............................................   7,882    811,058
   *II-VI, Inc............................................  39,420    670,928
   *Illinois Tool Works, Inc..............................  40,408  2,538,835
   *Ingersoll-Rand P.L.C..................................  64,400  3,309,516
  #*InnerWorkings, Inc....................................  27,897    388,047
   *Innotrac Corp.........................................     558      1,814
    Innovative Solutions & Support, Inc...................  12,137     51,461
    Insperity, Inc........................................  15,793    531,119
    Insteel Industries, Inc...............................   9,782    148,295
   *Integrated Electrical Services, Inc...................   2,632     12,765
   *Interface, Inc........................................  34,485    578,658
    International Shipholding Corp........................   2,771     52,926
    Intersections, Inc....................................  12,990    134,836
    Iron Mountain, Inc....................................  39,763  1,360,292
    ITT Corp..............................................  40,001  1,027,226
   *J.B. Hunt Transport Services, Inc.....................   9,866    663,686
   *Jacobs Engineering Group, Inc.........................  35,863  1,725,369
  #*JetBlue Airways Corp.................................. 190,156  1,104,806
   *John Bean Technologies Corp...........................  17,411    325,412
   *Joy Global, Inc.......................................   7,469    471,817
   *Kadant, Inc...........................................   6,702    180,083
   *Kaman Corp............................................  17,372    631,298
    Kansas City Southern..................................  45,300  4,217,883
    KAR Auction Services, Inc.............................  51,111  1,090,198
   *Kaydon Corp...........................................  21,418    531,166
    KBR, Inc..............................................  44,540  1,390,539

                                     1100

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Kelly Services, Inc. Class A..........................  21,958 $  350,011
    Kennametal, Inc.......................................  52,820  2,166,148
   *Key Technology, Inc...................................   1,967     24,194
    Kforce, Inc...........................................  24,155    332,373
    Kimball International, Inc. Class B...................  19,446    210,017
   *Kirby Corp............................................  38,123  2,693,390
   *Knight Transportation, Inc............................  51,301    818,251
   *Knoll, Inc............................................  26,466    438,806
   *Korn/Ferry International..............................  31,906    548,145
    L.B. Foster Co. Class A...............................   6,620    286,712
    L.S. Starrett Co. Class A (The).......................   2,029     21,913
    L-3 Communications Holdings, Inc......................  42,513  3,227,587
    Landstar System, Inc..................................   7,900    450,616
    Lawson Products, Inc..................................   3,194     35,070
   *Layne Christensen Co..................................  13,317    301,896
    Lennox International, Inc.............................   9,600    552,096
   *Lincoln Electric Holdings, Inc........................  41,455  2,235,668
    Lindsay Corp..........................................   7,963    740,878
   *LMI Aerospace, Inc....................................   6,192    136,843
    Lockheed Martin Corp..................................  12,684  1,101,859
    LSI Industries, Inc...................................  16,278    117,853
   *Lydall, Inc...........................................  10,270    156,926
   *Magnetek, Inc.........................................     495      6,564
   *Manitowoc Co., Inc. (The).............................  84,469  1,486,654
    Manpower, Inc.........................................  52,187  2,687,630
    Marten Transport, Ltd.................................  13,600    276,896
    Masco Corp............................................  55,907  1,028,130
  #*MasTec, Inc...........................................  50,775  1,436,932
   *Matson, Inc...........................................  27,825    762,683
    McGrath RentCorp......................................  15,250    455,822
   *Meritor, Inc..........................................  42,956    195,879
   *Metalico, Inc.........................................  26,746     51,620
    Met-Pro Corp..........................................  11,066    114,754
   *MFRI, Inc.............................................   2,769     16,808
    Michael Baker Corp....................................   5,716    146,844
  #*Middleby Corp.........................................   8,298  1,173,005
    Miller Industries, Inc................................   7,049    107,709
   *Mine Safety Appliances Co.............................  23,495  1,085,939
   *Mistras Group, Inc....................................  15,369    338,425
   *Mobile Mini, Inc......................................  29,804    715,296
   *Moog, Inc. Class A....................................  26,385  1,155,663
   *Moog, Inc. Class B....................................   2,629    115,492
   *MSC Industrial Direct Co., Inc. Class A...............   7,500    593,400
   *Mueller Industries, Inc...............................  25,365  1,353,476
   *Mueller Water Products, Inc. Class A.................. 102,784    607,453
    Multi-Color Corp......................................   7,052    168,966
   *MYR Group, Inc........................................  13,397    300,763
   #National Presto Industries, Inc.......................   4,062    297,948
   *National Technical Systems, Inc.......................   4,506     35,958
   *Navigant Consulting, Inc..............................  32,351    373,007
   *NCI Building Systems, Inc.............................   2,024     31,332
   *Nielsen Holdings NV...................................   7,165    232,934
    NL Industries, Inc....................................  27,435    355,009
   *NN, Inc...............................................  10,731     99,369
   *Nordson Corp..........................................  21,100  1,426,782
    Norfolk Southern Corp.................................  68,570  4,722,416
   *Nortek, Inc...........................................     124      8,947
   #Northrop Grumman Corp.................................  56,649  3,684,451
   *Northwest Pipe Co.....................................   3,379     83,292
   *Ocean Power Technologies, Inc.........................   3,894      8,294
   *Old Dominion Freight Line, Inc........................  47,799  1,781,947

                                     1101

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Industrials -- (Continued)
    Omega Flex, Inc.......................................   3,089 $   43,926
   *On Assignment, Inc....................................  35,223    861,202
   *Orbital Sciences Corp.................................  38,484    565,715
   *Orion Energy Systems, Inc.............................  10,981     22,291
   *Orion Marine Group, Inc...............................   5,067     39,523
   *Oshkosh Corp..........................................  60,193  2,358,362
   *Owens Corning, Inc....................................  79,942  3,331,183
    P.A.M. Transportation Services, Inc...................   4,434     41,857
   *PACCAR, Inc...........................................  19,500    917,670
   *Pacer International, Inc..............................  20,992     85,437
    Pall Corp.............................................   3,003    205,105
   *Parker Hannifin Corp..................................  34,907  3,245,304
   *Park-Ohio Holdings Corp...............................   8,126    196,162
   *Patrick Industries, Inc...............................   6,602    108,669
   *Patriot Transportation Holding, Inc...................   4,416    113,800
   *Pendrell Corp.........................................  18,245     26,638
    Pentair, Inc..........................................  70,577  3,576,842
   *PGT, Inc..............................................  18,784     92,042
    Pike Electric Corp....................................  22,071    229,538
   #Pitney Bowes, Inc.....................................  15,400    221,914
  #*Polypore International, Inc...........................  23,886    921,761
   *Powell Industries, Inc................................   7,396    334,669
   *PowerSecure International, Inc........................  10,790     93,765
    Precision Castparts Corp..............................  13,600  2,494,240
    Preformed Line Products Co............................   3,262    220,120
   *Primoris Services Corp................................  33,498    642,492
    Providence & Worcester Railroad Co....................     361      5,776
   #Quad/Graphics, Inc....................................     962     20,875
   *Quality Distribution, Inc.............................   8,376     62,066
    Quanex Building Products Corp.........................  24,011    496,067
   *Quanta Services, Inc..................................  81,715  2,367,284
    Raven Industries, Inc.................................  15,679    422,235
    Raytheon Co...........................................  50,572  2,664,133
   *RBC Bearings, Inc.....................................  14,412    759,945
    RCM Technologies, Inc.................................   6,052     33,468
   *Real Goods Solar, Inc. Class A........................   2,594      2,458
    Regal-Beloit Corp.....................................  29,681  2,201,143
   *Republic Airways Holdings, Inc........................  31,878    267,456
    Republic Services, Inc................................ 117,619  3,750,870
    Resources Connection, Inc.............................  27,036    330,110
   *Roadrunner Transportation Systems, Inc................  18,833    378,732
    Robbins & Myers, Inc..................................  29,520  1,720,426
   *Robert Half International, Inc........................  20,204    711,989
   *Rockwell Automation, Inc..............................  21,300  1,899,747
   *Rockwell Collins, Inc.................................  10,858    639,319
   *Rollins, Inc..........................................  15,185    375,373
    Roper Industries, Inc.................................  27,889  3,275,563
   *RPX Corp..............................................   1,785     18,618
   #RR Donnelley & Sons Co................................  96,514    887,929
   *Rush Enterprises, Inc. Class A........................  18,283    432,576
   *Rush Enterprises, Inc. Class B........................   1,308     25,598
    Ryder System, Inc.....................................  33,400  1,896,452
   *Saia, Inc.............................................   9,997    259,322
    Sauer-Danfoss, Inc....................................  14,408    773,277
    Schawk, Inc...........................................  15,296    196,401
    Seaboard Corp.........................................     346    935,345
    SeaCube Container Leasing, Ltd........................   2,893     66,452
   *Shaw Group, Inc. (The)................................  42,000  1,987,440
    SIFCO Industries, Inc.................................   1,400     21,672
    Simpson Manufacturing Co., Inc........................  32,517  1,054,201
    SkyWest, Inc..........................................  33,500    423,440

                                     1102

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Industrials -- (Continued)
    SL Industries, Inc....................................   4,400 $    76,912
    Snap-on, Inc..........................................  35,034   2,838,455
    Southwest Airlines Co................................. 327,864   3,675,355
   *Sparton Corp..........................................   5,343      81,320
   *Spirit Aerosystems Holdings, Inc. Class A.............  74,706   1,190,814
   *Spirit Airlines, Inc..................................   7,412     143,719
    SPX Corp..............................................  33,140   2,473,238
   *Standard Parking Corp.................................   6,465     135,506
    Standard Register Co. (The)...........................  12,177       8,037
    Standex International Corp............................   8,313     470,931
    Stanley Black & Decker, Inc...........................  50,899   3,910,570
   *Steelcase, Inc. Class A...............................  57,054     777,646
   *Stericycle, Inc.......................................   7,200     679,320
   *Sterling Construction Co., Inc........................   9,023      92,486
   *Sun Hydraulics Corp...................................  13,632     376,243
   *Swift Transportation Co...............................  56,832     776,325
   *SYKES Enterprises, Inc................................  27,378     440,786
    Sypris Solutions, Inc.................................   8,523      35,285
   *TAL International Group, Inc..........................  22,200     930,180
   *Taser International, Inc..............................  35,700     298,809
   *Team, Inc.............................................  12,507     547,932
   *Tecumseh Products Co. Class A.........................   7,013      49,862
   *Tecumseh Products Co. Class B.........................     732       5,307
   *Teledyne Technologies, Inc............................  20,056   1,369,023
   *Tennant Co............................................   9,900     455,796
   *Terex Corp............................................  72,209   2,338,127
   *Tetra Tech, Inc.......................................  40,207   1,152,333
    Textainer Group Holdings, Ltd.........................  29,474   1,221,697
    Textron, Inc..........................................  72,238   2,077,565
   *Thermon Group Holdings, Inc...........................  12,279     297,152
    Timken Co.............................................  56,700   3,039,687
    Titan International, Inc..............................  27,180     660,202
   *Titan Machinery, Inc..................................  13,896     401,733
   *TMS International Corp. Class A.......................     488       6,803
    Toro Co. (The)........................................  20,800     915,824
    Towers Watson & Co....................................  13,522     825,924
   *TransDigm Group, Inc..................................  12,184   1,650,201
   *TRC Cos., Inc.........................................  14,409      86,022
   *Trex Co., Inc.........................................   8,812     372,307
   *Trimas Corp...........................................  24,414     754,148
    Trinity Industries, Inc...............................  51,511   2,044,987
    Triumph Group, Inc....................................  32,865   2,312,710
   *TrueBlue, Inc.........................................  26,368     453,266
   *Tufco Technologies, Inc...............................     400       2,000
   *Tutor Perini Corp.....................................  27,748     460,339
   #Twin Disc, Inc........................................   8,316     190,686
    Tyco International, Ltd...............................  79,518   2,403,829
   *Ultralife Corp........................................   9,810      31,588
    UniFirst Corp.........................................   9,500     776,530
    Union Pacific Corp.................................... 102,621  13,490,557
   *United Continental Holdings, Inc......................  86,896   2,098,538
   *United Parcel Service, Inc. Class B...................  21,474   1,702,673
   *United Rentals, Inc...................................  42,569   2,154,843
    United Stationers, Inc................................  26,321     877,542
   *United Technologies Corp..............................  49,553   4,339,356
    Universal Forest Products, Inc........................  12,053     489,954
    Universal Truckload Services, Inc.....................   8,839     158,572
    URS Corp..............................................  50,452   2,092,749
  #*US Airways Group, Inc.................................  65,464     934,826
   *US Ecology, Inc.......................................  12,435     295,456
   *USA Truck, Inc........................................   6,487      32,176

                                     1103

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
  #*USG Corp..............................................  45,809 $  1,346,327
    UTi Worldwide, Inc....................................  65,548      967,488
    Valmont Industries, Inc...............................  14,619    2,130,281
   *Verisk Analytics, Inc. Class A........................   7,138      393,732
   *Versar, Inc...........................................   2,944       12,512
    Viad Corp.............................................  13,279      370,750
   *Vicor Corp............................................  13,305       71,581
   *Virco Manufacturing Corp..............................   2,861        7,639
   *Volt Information Sciences, Inc........................   9,139       72,289
    VSE Corp..............................................   1,716       41,201
   *W.W. Grainger, Inc....................................   5,290    1,152,268
   *Wabash National Corp..................................   8,723       90,283
   *WABCO Holdings, Inc...................................  16,152    1,012,084
    Wabtec Corp...........................................  22,316    2,089,224
    Waste Connections, Inc................................  70,191    2,528,280
    Waste Management, Inc.................................  76,445    2,781,069
    Watsco, Inc...........................................  16,211    1,221,499
    Watsco, Inc. Class B..................................   1,750      131,031
    Watts Water Technologies, Inc. Class A................  18,749      864,329
    Werner Enterprises, Inc...............................  47,430    1,120,297
   *WESCO International, Inc..............................  26,986    1,968,089
   *Willdan Group, Inc....................................   3,100        6,510
   *Willis Lease Finance Corp.............................   4,123       60,732
    Woodward, Inc.........................................  37,970    1,458,428
   *XPO Logistics, Inc....................................   8,298      138,992
    Xylem, Inc............................................  41,301    1,153,537
                                                                   ------------
Total Industrials.........................................          449,554,136
                                                                   ------------
Information Technology -- (12.1%)
  #*3D Systems Corp.......................................  23,478    1,358,202
   *Accelrys, Inc.........................................  37,273      351,112
   *Accenture P.L.C. Class A..............................  18,101    1,301,281
   *ACI Worldwide, Inc....................................  15,975      759,452
    Activision Blizzard, Inc.............................. 152,687    1,739,105
   *Actuate Corp..........................................  32,492      182,930
   *Acxiom Corp...........................................  50,290      891,642
   *ADDvantage Technologies Group, Inc....................   2,391        5,069
   *Adobe Systems, Inc....................................  40,712    1,540,135
    ADTRAN, Inc...........................................  25,300      511,060
   *Advanced Energy Industries, Inc.......................  25,389      389,721
  #*Advanced Micro Devices, Inc........................... 107,092      278,439
   *Advent Software, Inc..................................  19,972      492,310
   *Aeroflex Holding Corp.................................   2,215       15,483
   *Aetrium, Inc..........................................   1,711        1,078
   *Agilysys, Inc.........................................  13,184      112,196
   *Akamai Technologies, Inc..............................  35,058    1,427,211
   *Alliance Data Systems Corp............................   4,550      717,080
   *Alpha & Omega Semiconductor, Ltd......................   7,964       64,588
    Altera Corp...........................................  22,000      735,240
    Amdocs, Ltd...........................................  55,413    1,977,690
   *American Software, Inc. Class A.......................  15,060      129,516
  #*Amkor Technology, Inc.................................  95,301      441,244
   *Amphenol Corp. Class A................................   9,871      666,983
   *Amtech Systems, Inc...................................   3,100       12,121
   *ANADIGICS, Inc........................................  37,616       97,049
   Analog Devices, Inc....................................  35,359    1,543,067
   *Anaren, Inc...........................................   9,273      181,473
   *Anixter International, Inc............................  19,516    1,313,036
   *ANSYS, Inc............................................  17,453    1,284,541
   *AOL, Inc..............................................  61,516    1,885,465
   *Apple, Inc............................................  43,170   19,655,733

                                     1104

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
    Applied Materials, Inc................................ 256,655 $3,313,416
   *Applied Micro Circuits Corp...........................  38,355    328,702
   *Arris Group, Inc......................................  79,642  1,315,686
   *Arrow Electronics, Inc................................  66,427  2,552,125
  #*Aruba Networks, Inc...................................  22,400    516,096
   *AsiaInfo-Linkage, Inc.................................  26,360    289,433
   *Aspen Technology, Inc.................................  10,722    328,093
    Astro-Med, Inc........................................   3,998     40,140
   *Atmel Corp............................................ 142,775    956,593
   *ATMI, Inc.............................................  21,049    429,610
   *Autodesk, Inc.........................................  16,100    625,968
   *Automatic Data Processing, Inc........................  26,355  1,562,588
   *Avago Technologies, Ltd...............................  11,700    418,509
   *Aviat Networks, Inc...................................  32,925    123,469
   *Avid Technology, Inc..................................  25,420    188,108
   *Avnet, Inc............................................  60,375  2,134,860
    AVX Corp.............................................. 102,896  1,171,985
    Aware, Inc............................................   4,426     25,494
   *Badger Meter, Inc.....................................   9,095    450,112
    Bel Fuse, Inc. Class A................................   1,600     26,384
    Bel Fuse, Inc. Class B................................   5,833    108,669
   *Benchmark Electronics, Inc............................  42,700    749,812
    Black Box Corp........................................  13,000    304,590
   *Blackbaud, Inc........................................  10,909    271,852
   *Blucora, Inc..........................................  26,414    392,512
   *BMC Software, Inc.....................................  14,285    593,542
  #*Booz Allen Hamilton Holding Corp......................  19,867    275,357
   *Bottomline Technologies (de), Inc.....................  17,275    502,357
    Broadcom Corp. Class A................................  27,900    905,355
   *Broadridge Financial Solutions, Inc...................  31,237    736,256
   *Brocade Communications Systems, Inc................... 300,562  1,719,215
    Brooks Automation, Inc................................  40,923    383,039
   *Bsquare Corp..........................................   5,039     17,637
   *BTU International, Inc................................   3,282     10,010
    CA, Inc............................................... 144,261  3,580,558
   *Cabot Microelectronics Corp...........................  15,327    566,486
   *CACI International, Inc. Class A......................  17,967    963,570
   *Cadence Design Systems, Inc...........................  83,795  1,167,264
   *CalAmp Corp...........................................   8,625     73,830
   *Calix, Inc............................................  25,946    211,200
   *Callidus Software, Inc................................   3,582     14,973
   *Cardtronics, Inc......................................  10,510    272,104
   *Cascade Microtech, Inc................................   3,846     28,768
   *Cass Information Systems, Inc.........................   7,340    284,792
   *CEVA, Inc.............................................  11,897    180,596
   *Checkpoint Systems, Inc...............................  25,917    312,559
   *Chyron International Corp.............................   1,964      1,964
   *CIBER, Inc............................................  43,524    147,111
   *Cirrus Logic, Inc.....................................  11,898    335,881
    Cisco Systems, Inc.................................... 289,961  5,964,498
   *Citrix Systems, Inc...................................  11,700    855,972
   *Clearfield, Inc.......................................   7,734     40,681
   *Cognex Corp...........................................  28,830  1,143,398
   *Cognizant Technology Solutions Corp. Class A..........  11,248    879,369
   *Coherent, Inc.........................................  15,514    859,631
    Cohu, Inc.............................................   7,001     73,370
    Communications Systems, Inc...........................   6,432     71,652
   *CommVault Systems, Inc................................  10,838    831,600
    Computer Sciences Corp................................  63,290  2,645,522
   *Computer Task Group, Inc..............................  11,858    226,962
   *Compuware Corp........................................ 140,073  1,627,648

                                     1105

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *comScore, Inc.........................................   6,858 $  101,018
    Comtech Telecommunications Corp.......................  11,997    317,920
   *Concur Technologies, Inc..............................  11,129    744,530
    Concurrent Computer Corp..............................   3,674     24,028
   *Constant Contact, Inc.................................   2,079     31,310
    Convergys Corp........................................  76,211  1,297,111
   *CoreLogic, Inc........................................  68,056  1,785,789
    Corning, Inc.......................................... 326,108  3,913,296
   *CoStar Group, Inc.....................................  16,429  1,540,712
   *Cray, Inc.............................................  25,700    477,249
  #*Cree, Inc.............................................  77,522  3,345,074
    Crexendo, Inc.........................................   4,869     12,416
   *CSG Systems International, Inc........................  22,477    423,242
    CTS Corp..............................................  11,200    111,440
   *CyberOptics Corp......................................   1,680     12,550
   *Cymer, Inc............................................  20,500  2,110,885
    Cypress Semiconductor Corp............................  20,491    210,443
   *Daktronics, Inc.......................................  27,598    327,312
   *Datalink Corp.........................................   9,331     82,019
   *Dataram Corp..........................................   1,399        602
   *Dealertrack Technologies, Inc.........................  27,809    878,208
    Dell, Inc.............................................  89,838  1,189,455
  #*Demand Media, Inc.....................................  13,967    118,021
   *Dice Holdings, Inc....................................  41,730    392,679
   *Diebold, Inc..........................................  38,527  1,134,235
   *Digi International, Inc...............................  16,057    157,359
    Digimarc Corp.........................................   3,690     79,003
   *Digital River, Inc....................................  19,789    287,336
   *Diodes, Inc...........................................  25,794    490,602
    Dolby Laboratories, Inc. Class A......................  21,071    680,804
   *Dot Hill Systems Corp.................................   5,355      6,212
   *DSP Group, Inc........................................  12,700     83,312
    DST Systems, Inc......................................  26,143  1,750,012
   *DTS, Inc..............................................  10,231    195,412
   *Dynamics Research Corp................................   4,282     29,375
    EarthLink, Inc........................................  68,533    466,024
   *eBay, Inc............................................. 111,862  6,256,442
   #Ebix, Inc.............................................  24,403    398,745
   *Echelon Corp..........................................   3,518      8,514
   *EchoStar Corp. Class A................................  26,114    950,027
   *Edgewater Technology, Inc.............................   4,254     17,654
    Electro Rent Corp.....................................  15,022    232,541
    Electro Scientific Industries, Inc....................  14,190    153,252
   *Electronic Arts, Inc..................................  65,281  1,026,870
   *Electronics for Imaging, Inc..........................  30,803    696,764
   *Ellie Mae, Inc........................................   1,212     24,276
    eMagin Corp...........................................   6,351     20,641
   *EMC Corp.............................................. 200,937  4,945,060
   *EMCORE Corp...........................................   9,873     59,435
   *Emulex Corp...........................................  53,365    407,709
   *Entegris, Inc.........................................  90,463    891,965
   *Entropic Communications, Inc..........................  57,354    300,535
   *Envestnet, Inc........................................   6,398     88,996
    EPIQ Systems, Inc.....................................  21,692    267,679
    ePlus, Inc............................................   4,906    228,571
   *Equinix, Inc..........................................  13,520  2,912,614
   *Euronet Worldwide, Inc................................  34,192    836,678
   *Exar Corp.............................................  29,656    311,091
   *ExlService Holdings, Inc..............................  21,050    624,343
   *Extreme Networks......................................  60,849    224,533
   *F5 Networks, Inc......................................   6,260    656,549

                                     1106

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Fabrinet..............................................   1,188 $    17,392
  #*FactSet Research Systems, Inc.........................   4,600     425,592
   *Fair Isaac Corp.......................................  25,297   1,140,136
   *Fairchild Semiconductor International, Inc............  83,639   1,235,348
   *FalconStor Software, Inc..............................  19,668      52,710
   *FARO Technologies, Inc................................   8,630     286,602
   *FEI Co................................................  24,374   1,485,839
    Fidelity National Information Services, Inc........... 123,557   4,585,200
  #*Finisar Corp..........................................  57,447     890,428
  #*First Solar, Inc......................................  56,838   1,601,695
   *Fiserv, Inc...........................................  42,000   3,373,020
   *FleetCor Technologies, Inc............................   1,400      83,776
    FLIR Systems, Inc.....................................  76,184   1,810,894
   *FormFactor, Inc.......................................  25,853     129,265
   *Forrester Research, Inc...............................  12,189     344,583
   *Fortinet, Inc.........................................  14,650     345,594
   *Freescale Semiconductor, Ltd..........................   4,143      59,866
    Frequency Electronics, Inc............................   4,145      38,051
   *Gartner Group, Inc....................................  13,847     713,259
    Genpact, Ltd.......................................... 102,158   1,711,147
   *Global Cash Access Holdings, Inc......................  43,809     330,758
   *Global Payments, Inc..................................  40,803   2,009,956
    Globalscape, Inc......................................   3,392       4,613
   *Globecomm Systems, Inc................................  14,649     181,648
   *Google, Inc. Class A..................................  11,628   8,787,163
   *GSE Systems, Inc......................................   8,763      17,877
   *GSI Group, Inc........................................  11,371     108,024
   *GSI Technology, Inc...................................  15,322     101,891
  #*GT Advanced Technologies, Inc.........................  59,499     188,017
   *Guidance Software, Inc................................   6,777      86,407
    Hackett Group, Inc. (The).............................  24,377     104,821
   *Harmonic, Inc.........................................  69,588     363,945
   *Harris Corp...........................................  35,587   1,644,119
   *Hauppauge Digital, Inc................................     256         197
   *Heartland Payment Systems, Inc........................  18,506     587,751
    Hewlett-Packard Co.................................... 178,967   2,954,745
  #*Hittite Microwave Corp................................  14,084     864,476
   *Hutchinson Technology, Inc............................  10,007      27,920
   *I.D. Systems, Inc.....................................   4,988      27,584
    IAC/InterActiveCorp...................................  77,073   3,179,261
   *Identive Group, Inc...................................  18,368      24,797
   *IEC Electronics Corp..................................   4,588      30,097
   *iGATE Corp............................................  22,146     387,112
   *Imation Corp..........................................  22,156      82,199
   *Immersion Corp........................................  13,356      90,821
  #*Infinera Corp.........................................  64,203     457,767
   *Informatica Corp......................................  17,096     632,723
   *Ingram Micro, Inc. Class A............................  98,259   1,786,349
   *Innodata, Inc.........................................  15,241      57,306
   *Inphi Corp............................................   3,128      25,118
   *Insight Enterprises, Inc..............................  34,350     673,260
   *Integrated Device Technology, Inc.....................  94,839     685,686
   *Integrated Silicon Solution, Inc......................  18,098     169,578
    Intel Corp............................................ 517,438  10,886,896
   *Intellicheck Mobilisa, Inc............................   2,872       2,068
   *Interactive Intelligence Group, Inc...................   8,480     341,066
   *InterDigital, Inc.....................................  16,689     724,136
   *Intermec, Inc.........................................  30,055     296,943
   *Internap Network Services Corp........................  34,969     276,605
   *International Business Machines Corp..................  45,323   9,203,742
  #*International Rectifier Corp..........................  40,226     784,005

                                     1107

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Interphase Corp.......................................   2,400 $    6,000
    Intersil Corp. Class A................................  51,852    448,520
   *Intevac, Inc..........................................   7,612     32,047
   *IntriCon Corp.........................................   3,283     15,430
   *Intuit, Inc...........................................  18,374  1,146,170
   #IPG Photonics Corp....................................  19,699  1,289,891
   *Iteris, Inc...........................................   3,900      6,357
   *Itron, Inc............................................  25,913  1,202,104
   *Ixia..................................................  45,912    871,869
    IXYS Corp.............................................  20,163    194,371
  #*j2 Global, Inc........................................  34,646  1,102,436
   *Jabil Circuit, Inc.................................... 122,537  2,317,175
    Jack Henry & Associates, Inc..........................  34,105  1,414,675
   *JDS Uniphase Corp..................................... 113,461  1,646,319
   *Juniper Networks, Inc.................................  95,276  2,132,277
   *Kemet Corp............................................  18,948    109,140
   *Key Tronic Corp.......................................   5,745     55,324
    Keynote Systems, Inc..................................  10,199    159,104
  o*KIT Digital, Inc......................................  10,258      4,103
    KLA-Tencor Corp.......................................  47,962  2,633,593
   *Kopin Corp............................................  43,212    149,514
   *Kulicke & Soffa Industries, Inc.......................  47,819    541,311
   *KVH Industries, Inc...................................   8,913    129,773
   *Lam Research Corp.....................................  85,512  3,517,964
   *Lattice Semiconductor Corp............................  74,430    331,214
   *Lender Processing Services, Inc.......................   9,212    221,456
    Lexmark International, Inc. Class A...................  43,270  1,041,076
   *LGL Group, Inc. (The).................................   1,209      6,359
   *Limelight Networks, Inc...............................  53,816    127,006
   *Linear Technology Corp................................  19,131    700,577
   *Lionbridge Technologies, Inc..........................  28,464    113,571
   *Liquidity Services, Inc...............................   1,628     51,884
   *Littlefuse, Inc.......................................  15,319    980,569
   *LogMeIn, Inc..........................................     790     17,933
   *LoJack Corp...........................................  17,765     57,381
    Loral Space & Communications, Inc.....................  11,743    689,197
   *LSI Corp.............................................. 124,011    873,037
   *LTX-Credence Corp.....................................  31,104    190,979
   *Magnachip Semiconductor Corp..........................  23,849    382,061
   *Manhattan Associates, Inc.............................  11,370    778,959
    ManTech International Corp. Class A...................  14,173    349,648
    Marchex, Inc. Class B.................................   9,151     34,042
   *Market Leader, Inc....................................   9,765     74,019
    Marvell Technology Group, Ltd......................... 151,791  1,404,067
   *MasterCard, Inc. Class A..............................   3,826  1,983,398
  #*Mattersight Corp......................................   2,980     13,172
   *Mattson Technology, Inc...............................  29,541     38,699
    Maxim Integrated Products, Inc........................  58,823  1,849,983
   *MAXIMUS, Inc..........................................  22,400  1,535,968
   *MaxLinear, Inc. Class A...............................   2,344     12,142
   *Maxwell Technologies, Inc.............................   2,262     21,874
   *Measurement Specialties, Inc..........................   9,899    349,435
   *MEMC Electronic Materials, Inc........................ 145,890    606,902
   *MEMSIC, Inc...........................................   7,319     24,811
   *Mentor Graphics Corp..................................  73,945  1,266,678
   *Mercury Systems, Inc..................................  17,724    130,271
    Mesa Laboratories, Inc................................   2,139    111,207
    Methode Electronics, Inc..............................  24,414    234,863
   *Micrel, Inc...........................................  37,830    393,810
  #*Microchip Technology, Inc.............................  37,893  1,267,521
   *Micron Technology, Inc................................ 425,865  3,219,539

                                     1108

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *MICROS Systems, Inc...................................  15,300 $  704,259
   *Microsemi Corp........................................  57,508  1,203,067
   *Microsoft Corp........................................ 327,024  8,983,349
   *Mindspeed Technologies, Inc...........................  27,248    134,060
   *MIPS Technologies, Inc................................  33,937    266,745
    MKS Instruments, Inc..................................  34,367    955,403
    MOCON, Inc............................................   3,290     46,093
   *ModusLink Global Solutions, Inc.......................  22,105     64,326
   #Molex, Inc............................................  31,200    847,392
    Molex, Inc. Class A...................................  40,702    915,388
   *MoneyGram International, Inc..........................   6,007     82,716
   *Monolithic Power Systems, Inc.........................  23,080    537,764
    Monotype Imaging Holdings, Inc........................  23,919    432,456
   *Monster Worldwide, Inc................................  77,087    447,105
   *MoSys, Inc............................................  18,193     65,495
   *Motorola Solutions, Inc...............................  39,832  2,325,790
   *Move, Inc.............................................  25,547    240,908
   *MTS Systems Corp......................................  10,207    580,268
   *Multi-Fineline Electronix, Inc........................  15,161    242,197
   *Nanometrics, Inc......................................  15,118    235,992
   *NAPCO Security Technologies, Inc......................   1,344      4,852
    National Instruments Corp.............................  25,505    724,342
   *NCI, Inc. Class A.....................................   2,997     15,764
   *NCR Corp..............................................  56,822  1,577,947
   *NetApp, Inc...........................................  65,212  2,347,632
   *NETGEAR, Inc..........................................  25,741    903,767
   *NetList, Inc..........................................   4,619      3,603
  #*NetScout Systems, Inc.................................  28,171    733,291
  #*NetSuite, Inc.........................................   9,300    653,139
   *NeuStar, Inc. Class A.................................  20,843    940,853
   *Newport Corp..........................................  25,569    368,705
   *NIC, Inc..............................................  13,273    216,350
   *Novatel Wireless, Inc.................................  13,050     24,534
  #*Nuance Communications, Inc............................  89,292  2,147,473
   *Numerex Corp. Class A.................................   7,077     87,826
    NVIDIA Corp........................................... 158,800  1,946,888
   *Oclaro, Inc...........................................  17,570     28,463
   *Official Payments Holdings, Inc.......................   6,829     42,408
   *OmniVision Technologies, Inc..........................  35,164    540,471
   *ON Semiconductor Corp................................. 234,077  1,837,504
   *Online Resources Corp.................................  15,879     60,499
   *Onvia, Inc............................................     521      1,891
   *Oplink Communications, Inc............................  12,500    210,625
    Optical Cable Corp....................................   2,727     11,372
   *Oracle Corp........................................... 215,029  7,635,680
   *OSI Systems, Inc......................................  12,614    686,958
   *PAR Technology Corp...................................   6,291     27,932
    Park Electrochemical Corp.............................  12,662    330,985
   *Paychex, Inc..........................................  15,500    505,765
    PC Connection, Inc....................................  15,200    187,720
   *PCM, Inc..............................................   5,432     36,231
    PC-Tel, Inc...........................................   9,651     71,610
   *PDF Solutions, Inc....................................  16,779    252,021
    Perceptron, Inc.......................................   4,331     31,876
   *Perficient, Inc.......................................  21,187    253,397
   *Performance Technologies, Inc.........................   2,917      2,829
   *Pericom Semiconductor Corp............................  14,990    105,979
   *Pervasive Software, Inc...............................   6,955     63,638
   *Photronics, Inc.......................................  39,076    234,065
   *Pixelworks, Inc.......................................   6,752     17,758
   *Planar Systems, Inc...................................   8,372     14,484

                                     1109

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- ----------
Information Technology -- (Continued)
   *Plantronics, Inc......................................  28,405 $1,168,014
   *Plexus Corp...........................................  19,376    494,476
   *PLX Technology, Inc...................................  23,024    107,292
   *PMC-Sierra, Inc....................................... 133,966    774,323
   *Polycom, Inc..........................................  90,866  1,002,252
   *Power Integrations, Inc...............................  18,346    686,140
  #*Power-One, Inc........................................  77,883    313,090
   *PRGX Global, Inc......................................  15,202    102,614
   *Procera Networks, Inc.................................     547      9,206
   *Progress Software Corp................................  38,683    907,890
   *PROS Holdings, Inc....................................   9,604    211,864
   *PTC, Inc..............................................  59,372  1,376,243
   *Pulse Electronics Corp................................  10,709      3,212
    QAD, Inc. Class A.....................................   6,498     90,257
    QAD, Inc. Class B.....................................   1,920     24,384
   *QLogic Corp...........................................  60,652    700,531
    QUALCOMM, Inc.........................................  86,763  5,728,961
   *Qualstar Corp.........................................     500        800
  #*QuickLogic Corp.......................................   6,938     14,639
   *QuinStreet, Inc.......................................   6,555     36,970
   *Rackspace Hosting, Inc................................   6,202    467,321
   *Radisys Corp..........................................  17,046     66,479
  #*RealD, Inc............................................  14,528    165,329
   *RealNetworks, Inc.....................................  18,635    142,744
   *Red Hat, Inc..........................................  14,800    822,288
   *Reis, Inc.............................................   6,463     94,424
   *Relm Wireless Corp....................................     766      1,272
   *Remark Media, Inc.....................................     418        564
    RF Industries, Ltd....................................   2,683     14,649
   *RF Micro Devices, Inc................................. 184,543    922,715
    Richardson Electronics, Ltd...........................   8,608    104,329
    Rimage Corp...........................................   5,408     37,532
   *Riverbed Technology, Inc..............................  30,531    592,301
   *Rofin-Sinar Technologies, Inc.........................  14,232    364,766
   *Rogers Corp...........................................  10,903    510,915
   *Rosetta Stone, Inc....................................  13,124    170,087
   *Rovi Corp.............................................  16,801    290,489
   *Rubicon Technology, Inc...............................  13,459     90,444
   *Rudolph Technologies, Inc.............................  21,104    284,693
   *Saba Software, Inc....................................  13,847    128,223
    SAIC, Inc............................................. 182,883  2,212,884
  #*Salesforce.com, Inc...................................   8,055  1,386,507
   *Sandisk Corp..........................................  60,494  3,024,095
   *Sanmina Corp..........................................  52,463    499,448
   *Sapient Corp..........................................  79,692    965,070
   *ScanSource, Inc.......................................  13,543    393,560
   *Scientific Learning Corp..............................   3,010      1,896
   *SeaChange International, Inc..........................  20,837    232,333
   *Seagate Technology....................................  83,969  2,853,267
  #*Semtech Corp..........................................  43,460  1,310,754
   *ShoreTel, Inc.........................................   7,357     31,562
   *Sigma Designs, Inc....................................  19,833    105,908
  #*Silicon Graphics International Corp...................  17,281    251,266
   *Silicon Image, Inc....................................  51,487    249,712
   *Silicon Laboratories, Inc.............................  27,144  1,184,564
   *Skyworks Solutions, Inc...............................  28,796    689,376
   *SMTC Corp.............................................   8,334     21,502
   *SolarWinds, Inc.......................................   9,134    497,072
   *Solera Holdings, Inc..................................   5,888    322,721
   *Sonus Networks, Inc................................... 176,818    401,377
    Soundbite Communications, Inc.........................     700      2,037

                                     1110

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Information Technology -- (Continued)
   *Sourcefire, Inc.......................................     928 $    39,533
   *Spansion, Inc. Class A................................  38,274     440,151
  #*Spark Networks, Inc...................................   7,042      50,843
  #*SS&C Technologies Holdings, Inc.......................  45,572   1,031,294
   *Stamps.com, Inc.......................................  10,182     274,812
   *StarTek, Inc..........................................   6,300      27,153
   *STEC, Inc.............................................  12,022      60,831
   *Stratasys, Ltd........................................  10,200     800,496
   *SunPower Corp.........................................  53,223     414,607
   *Super Micro Computer, Inc.............................  24,775     306,714
    Supertex, Inc.........................................   7,474     142,903
   *Support.com, Inc......................................  29,948     124,883
   *Sycamore Networks, Inc................................  17,973      41,338
   *Symantec Corp......................................... 102,083   2,222,347
   *Symmetricom, Inc......................................  26,947     145,244
   *Synaptics, Inc........................................  21,464     752,957
   *Synchronoss Technologies, Inc.........................      73       1,738
   *SYNNEX Corp...........................................  24,185     869,451
   *Synopsys, Inc.........................................  69,149   2,312,343
    Syntel, Inc...........................................   6,037     351,897
   *Take-Two Interactive Software, Inc....................  60,918     741,372
    TE Connectivity, Ltd..................................  72,225   2,808,108
   *Tech Data Corp........................................  28,563   1,454,142
   *TechTarget, Inc.......................................  18,300      92,964
   *TeleCommunication Systems, Inc. Class A...............  26,820      60,613
   *Telenav, Inc..........................................  25,300     199,870
   *TeleTech Holdings, Inc................................  35,282     659,773
    Tellabs, Inc.......................................... 230,713     526,026
    Telular Corp..........................................   9,899     109,780
   *Teradata Corp.........................................  22,000   1,466,520
   *Teradyne, Inc......................................... 123,493   1,995,647
    Tessco Technologies, Inc..............................   5,260     117,561
    Tessera Technologies, Inc.............................  34,101     598,473
   *Texas Instruments, Inc................................  60,889   2,014,208
    TheStreet, Inc........................................   7,056      11,501
   *TIBCO Software, Inc...................................  77,066   1,806,427
   *TNS, Inc..............................................  12,519     262,273
   *Total System Services, Inc............................  74,265   1,726,661
    Transact Technologies, Inc............................   5,300      42,612
   *Trimble Navigation, Ltd...............................  26,046   1,627,875
   *TriQuint Semiconductor, Inc...........................  82,326     432,212
   *TTM Technologies, Inc.................................  46,567     371,139
   *Tyler Technologies, Inc...............................  18,173     982,251
  #*Ultimate Software Group, Inc..........................   3,200     324,928
   *Ultra Clean Holdings..................................  12,023      67,449
   *Ultratech, Inc........................................  17,409     709,069
  #*Unisys Corp...........................................  17,668     392,406
    United Online, Inc....................................  60,661     402,789
   *Unwired Planet, Inc...................................  22,822      46,100
   *UTStarcom Holdings Corp...............................   6,364       6,237
   *ValueClick, Inc.......................................  50,638   1,036,560
  #*Veeco Instruments, Inc................................  25,886     814,115
   *VeriFone Systems, Inc.................................  51,974   1,804,537
   *Verint Systems, Inc...................................     513      17,339
   *VeriSign, Inc.........................................  14,100     612,081
   *ViaSat, Inc...........................................  28,260   1,085,467
   *Viasystems Group, Inc.................................   5,016      70,675
   *Vicon Industries, Inc.................................     916       2,519
   *Video Display Corp....................................   3,247      12,176
   *Virtusa Corp..........................................  21,489     445,037
    Visa, Inc.............................................  97,604  15,412,648

                                     1111

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES     VALUE+
                                                           ------- ------------
Information Technology -- (Continued)
  #*Vishay Intertechnology, Inc........................... 131,644 $  1,446,768
   *Vishay Precision Group, Inc...........................   9,403      124,026
  #*VistaPrint NV.........................................  14,276      511,795
   *VMware, Inc. Class A..................................   3,400      260,032
   *Volterra Semiconductor Corp...........................  13,700      225,228
    Wayside Technology Group, Inc.........................   3,335       41,020
   *Web.com Group, Inc....................................  30,956      501,487
   *Websense, Inc.........................................  12,400      181,412
   *Westell Technologies, Inc. Class A....................  29,716       54,380
    Western Digital Corp..................................  82,365    3,871,155
   *Western Union Co. (The)...............................  29,969      426,459
   *WEX, Inc..............................................  22,892    1,799,540
   *WPCS International, Inc...............................     500          230
    Xerox Corp............................................ 566,868    4,540,613
    Xilinx, Inc...........................................  32,735    1,194,500
   *XO Group, Inc.........................................  17,814      171,371
   #Xyratex, Ltd..........................................  17,280      160,704
   *Yahoo!, Inc........................................... 245,520    4,819,558
   *Zebra Technologies Corp. Class A......................  26,454    1,144,929
   *Zix Corp..............................................  30,004       97,813
   *Zygo Corp.............................................  11,421      181,708
                                                                   ------------
Total Information Technology..............................          405,067,819
                                                                   ------------
Materials -- (5.1%)
    A. Schulman, Inc......................................  19,013      611,268
   *A.M. Castle & Co......................................  14,559      245,319
   *AEP Industries, Inc...................................   3,678      236,790
   *Air Products & Chemicals, Inc.........................  11,238      982,538
    Airgas, Inc...........................................  21,525    2,050,041
   *Albemarle Corp........................................  15,250      934,978
    Alcoa, Inc............................................ 415,194    3,670,315
    Allegheny Technologies, Inc...........................  49,910    1,579,652
   *Allied Nevada Gold Corp...............................   8,534      202,170
   *AMCOL International Corp..............................  20,902      617,236
   *American Pacific Corp.................................   2,438       47,980
   *American Vanguard Corp................................  17,669      598,979
    AptarGroup, Inc.......................................  35,787    1,844,104
   *Arabian American Development Co.......................   7,510       59,404
    Ashland, Inc..........................................  35,427    2,781,374
   #Axiall Corp...........................................  23,162    1,301,241
    Balchem Corp..........................................  10,296      385,070
   *Ball Corp.............................................  22,000      979,440
    Bemis Co., Inc........................................  66,004    2,355,023
    Boise, Inc............................................  61,954      511,121
   *Buckeye Technologies, Inc.............................  25,941      745,804
    Cabot Corp............................................  45,400    1,699,322
   *Calgon Carbon Corp....................................  37,712      604,900
    Carpenter Technology Corp.............................  27,874    1,458,646
   *Celanese Corp. Class A................................   7,268      340,724
   *Century Aluminum Co...................................  58,159      500,749
    CF Industries Holdings, Inc...........................  18,225    4,176,623
    Chase Corp............................................   3,920       73,774
   *Chemtura Corp.........................................  64,206    1,522,966
   *Clearwater Paper Corp.................................  14,532      658,445
   #Cliffs Natural Resources, Inc.........................  33,906    1,265,033
   *Coeur d'Alene Mines Corp..............................  58,421    1,267,736
    Commercial Metals Co..................................  74,896    1,247,018
    Compass Minerals International, Inc...................   4,000      288,200
   *Contango ORE, Inc.....................................     780        6,240
   *Core Molding Technologies, Inc........................   1,400        9,870
   *Crown Holdings, Inc...................................  12,300      465,678

                                     1112

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                             SHARES    VALUE+
                                                             ------- ----------
Materials -- (Continued)
    Cytec Industries, Inc...................................  30,535 $2,238,216
    Deltic Timber Corp......................................   6,480    470,189
    Domtar Corp.............................................  23,271  1,936,845
    Dow Chemical Co. (The).................................. 236,867  7,627,117
   *E.I. du Pont de Nemours & Co............................  39,093  1,854,963
    Eagle Materials, Inc....................................  28,380  1,838,173
   *Eastman Chemical Co.....................................  29,871  2,125,322
    Ecolab, Inc.............................................  24,109  1,745,492
   *Ferro Corp..............................................  40,165    204,842
   *Flotek Industries, Inc..................................   3,813     51,323
    FMC Corp................................................  20,400  1,253,988
    Freeport-McMoRan Copper & Gold, Inc..................... 181,795  6,408,274
    Friedman Industries, Inc................................   5,121     56,177
    FutureFuel Corp.........................................   8,997    114,712
  #*General Moly, Inc.......................................  58,531    215,979
   *Globe Specialty Metals, Inc.............................  50,278    762,214
  #*Golden Minerals Co......................................   7,078     24,561
   *Graphic Packaging Holding Co............................ 223,749  1,568,480
    Greif, Inc. Class A.....................................  15,817    743,083
   *Greif, Inc. Class B.....................................   8,680    438,861
   *H.B. Fuller Co..........................................  32,769  1,280,613
   *Hawkins, Inc............................................   6,669    260,224
   *Haynes International, Inc...............................   7,841    400,832
   *Headwaters, Inc.........................................  26,866    251,466
    Hecla Mining Co......................................... 184,992    971,208
   *Horsehead Holding Corp..................................  28,900    287,844
    Huntsman Corp........................................... 155,050  2,733,532
   *Innophos Holdings, Inc..................................  14,435    729,978
   *Innospec, Inc...........................................  15,334    617,194
   *International Flavors & Fragrances, Inc.................   8,200    577,526
    International Paper Co.................................. 135,000  5,591,700
   #Intrepid Potash, Inc....................................  39,496    920,257
    Kaiser Aluminum Corp....................................  12,565    781,040
    KapStone Paper & Packaging Corp.........................  30,570    733,680
    KMG Chemicals, Inc......................................   7,438    145,413
    Koppers Holdings, Inc...................................   4,972    201,664
   *Kraton Performance Polymers, Inc........................  20,431    536,314
   #Kronos Worldwide, Inc...................................  32,582    631,765
   *Landec Corp.............................................  16,427    193,839
   *Louisiana-Pacific Corp..................................  89,963  1,747,981
   *LSB Industries, Inc.....................................  14,730    609,822
    LyondellBasell Industries NV Class A....................  25,234  1,600,340
   #Martin Marietta Materials, Inc..........................  24,681  2,436,755
    Materion Corp...........................................  12,886    346,633
  #*McEwen Mining, Inc...................................... 111,948    350,397
    MeadWestvaco Corp.......................................  98,891  3,100,233
   *Mercer International, Inc...............................  23,114    161,567
    Metals USA Holdings Corp................................  24,534    441,121
    Minerals Technologies, Inc..............................  23,014    952,089
   *Mines Management, Inc...................................   1,064      1,224
  #*Molycorp, Inc...........................................   2,500     18,450
   *Monsanto Co.............................................  27,983  2,836,077
    Mosaic Co. (The)........................................  42,048  2,575,440
    Myers Industries, Inc...................................  22,535    333,067
    Neenah Paper, Inc.......................................  10,029    310,297
   *NewMarket Corp..........................................   6,400  1,633,024
    Newmont Mining Corp.....................................  68,775  2,954,574
   *Northern Technologies International Corp................     929     12,439
    Nucor Corp..............................................  65,294  3,004,177
    Olin Corp...............................................  52,026  1,210,125
    Olympic Steel, Inc......................................   4,772    100,260

                                     1113

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Materials -- (Continued)
   *OM Group, Inc.......................................    20,356 $    562,233
   *Omnova Solutions, Inc...............................    29,490      241,228
   *Owens-Illinois, Inc.................................    86,512    2,058,986
    P.H. Glatfelter Co..................................    27,085      503,239
   *Packaging Corp. of America..........................    49,760    1,912,277
   *Penford Corp........................................     7,531       61,754
   *PolyOne Corp........................................    58,123    1,269,406
   *PPG Industries, Inc.................................    12,692    1,749,846
   *Praxair, Inc........................................    12,336    1,361,524
   *Quaker Chemical Corp................................     8,549      488,746
    Reliance Steel & Aluminum Co........................    49,302    3,190,825
    Rock Tenn Co. Class A...............................    29,685    2,343,631
    Rockwood Holdings, Inc..............................    42,536    2,327,995
    Royal Gold, Inc.....................................    30,200    2,255,034
    RPM International, Inc..............................    70,295    2,193,907
   *RTI International Metals, Inc.......................    20,020      568,568
    Schnitzer Steel Industries, Inc. Class A............    16,837      489,620
   *Schweitzer-Mauduit International, Inc...............    20,532      836,474
    Scotts Miracle-Gro Co. Class A (The)................    13,406      586,110
    Sealed Air Corp.....................................   115,987    2,171,277
   *Senomyx, Inc........................................    11,087       19,624
    Sensient Technologies Corp..........................    32,841    1,251,242
   *Sherwin-Williams Co. (The)..........................     8,800    1,426,832
  #*Sigma-Aldrich Corp..................................     9,500      734,635
   *Silgan Holdings, Inc................................    15,753      675,804
    Sonoco Products Co..................................    55,927    1,733,178
   *Southern Copper Corp................................    11,634      458,263
   *Spartech Corp.......................................    16,612      158,312
    Steel Dynamics, Inc.................................   141,123    2,146,481
   *Stepan Co...........................................    13,585      796,896
   *Stillwater Mining Co................................    76,053    1,023,673
   *SunCoke Energy, Inc.................................    44,352      735,356
    Synalloy Corp.......................................     4,403       62,567
  #*Texas Industries, Inc...............................    18,823    1,069,899
    Tredegar Corp.......................................    11,840      270,070
   *United States Lime & Minerals, Inc..................     3,102      142,847
   #United States Steel Corp............................    89,587    2,002,269
   *Universal Stainless & Alloy Products, Inc...........     3,410      121,839
   *Valspar Corp........................................    55,970    3,709,692
   *Verso Paper Corp....................................     1,800        1,800
    Vulcan Materials Co.................................    30,506    1,725,419
   *Walter Energy, Inc..................................     8,140      305,657
    Wausau Paper Corp...................................    32,616      315,397
    Westlake Chemical Corp..............................    44,498    4,087,586
   *Worthington Industries, Inc.........................    45,938    1,262,376
   *WR Grace & Co.......................................    19,201    1,378,632
    Zep, Inc............................................    13,354      194,968
   *Zoltek Cos., Inc....................................    18,081      147,360
                                                                   ------------
Total Materials.........................................            169,718,117
                                                                   ------------
Other -- (0.0%)
  o*Brooklyn Federal Bancorp, Inc. Escrow Shares........     2,600           --
  o*Gerber Scientific, Inc. Escrow Shares...............    12,557           --
                                                                   ------------
Total Other.............................................                     --
                                                                   ------------
Telecommunication Services -- (2.8%)
    AT&T, Inc........................................... 1,265,775   44,036,312
    Atlantic Tele-Network, Inc..........................     9,716      420,508
   *Boingo Wireless, Inc................................     5,464       42,291
   *Cbeyond, Inc........................................    18,794      165,387
    CenturyLink, Inc....................................   135,938    5,498,692

                                     1114

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                           SHARES    VALUE+
                                                           ------- -----------
Telecommunication Services -- (Continued)
  #*Cincinnati Bell, Inc..................................  80,901 $   384,280
   *Consolidated Communications Holdings, Inc.............  21,228     365,334
   *Crown Castle International Corp.......................  13,970     985,164
   #Frontier Communications Corp.......................... 396,115   1,810,246
   *General Communications, Inc. Class A..................  30,061     255,819
   *Hawaiian Telcom Holdco, Inc...........................     200       4,004
    HickoryTech Corp......................................   7,818      75,678
    IDT Corp. Class B.....................................  13,896     142,017
   *Iridium Communications, Inc...........................  44,017     308,119
  #*Leap Wireless International, Inc......................  42,008     242,806
   *Level 3 Communications, Inc...........................  25,046     596,596
    Lumos Networks Corp...................................   7,362      71,485
   *MetroPCS Communications, Inc.......................... 102,502   1,028,095
    Neutral Tandem, Inc...................................  20,059      55,563
  #*NII Holdings, Inc.....................................   6,140      42,980
    NTELOS Holdings Corp..................................   7,380      95,423
   *ORBCOMM, Inc..........................................  22,832      96,351
   *Premiere Global Services, Inc.........................  32,566     305,143
    Primus Telecommunications Group, Inc..................   2,393      25,557
   *SBA Communications Corp...............................  17,010   1,184,917
    Shenandoah Telecommunications Co......................  14,825     217,334
   *Sprint Nextel Corp.................................... 842,983   4,745,994
    Telephone & Data Systems, Inc.........................  66,298   1,676,676
   *tw telecom, Inc.......................................  39,457   1,090,197
   *United States Cellular Corp...........................  19,296     734,020
    USA Mobility, Inc.....................................  12,772     147,644
    Verizon Communications, Inc........................... 599,811  26,157,758
   *Vonage Holdings Corp..................................  13,703      35,765
    Warwick Valley Telephone Co...........................   2,937      34,422
   #Windstream Corp....................................... 180,120   1,754,369
                                                                   -----------
Total Telecommunication Services..........................          94,832,946
                                                                   -----------
Utilities -- (2.1%)
    AES Corp. (The)....................................... 273,611   2,965,943
    AGL Resources, Inc....................................  20,989     877,340
    ALLETE, Inc...........................................  16,798     775,060
    Alliant Energy Corp...................................  11,246     515,517
    Ameren Corp...........................................  20,941     679,326
    American Electric Power Co., Inc......................  24,100   1,091,489
    American States Water Co..............................   8,308     419,969
    American Water Works Co., Inc.........................   8,332     318,949
    Aqua America, Inc.....................................  32,731     891,265
    Artesian Resources Corp. Class A......................   2,953      66,885
    Atmos Energy Corp.....................................  21,108     788,595
    Avista Corp...........................................  25,435     657,749
    Black Hills Corp......................................  19,181     773,953
  #*Cadiz, Inc............................................   2,488      17,292
    California Water Service Group........................  20,442     398,619
   *Calpine Corp.......................................... 153,092   3,020,505
    CenterPoint Energy, Inc...............................  36,646     749,044
    CH Energy Group, Inc..................................   8,000     520,000
    Chesapeake Utilities Corp.............................   4,532     215,089
    Cleco Corp............................................  21,400     914,850
    CMS Energy Corp.......................................  35,800     920,060
    Connecticut Water Services, Inc.......................   4,404     130,535
    Consolidated Edison, Inc..............................  16,132     917,588
    Consolidated Water Co., Ltd...........................   4,207      37,611
    Delta Natural Gas Co., Inc............................   2,358      46,453
    Dominion Resources, Inc...............................  29,201   1,580,066
    DTE Energy Co.........................................  15,286     967,757
    Duke Energy Corp......................................  34,608   2,378,954

                                     1115

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                         SHARES      VALUE+
                                                         ------- --------------
Utilities -- (Continued)
    Edison International, Inc...........................  17,126 $      825,302
    El Paso Electric Co.................................  17,331        583,881
    Empire District Electric Co. (The)..................  18,186        385,725
    Entergy Corp........................................   9,928        641,349
    Exelon Corp.........................................  38,885      1,222,544
    FirstEnergy Corp....................................  22,459        909,365
    Gas Natural, Inc....................................   1,847         18,230
    Genie Energy, Ltd. Class B..........................  12,764         91,135
    Great Plains Energy, Inc............................  31,360        671,104
    Hawaiian Electric Industries, Inc...................  21,301        574,488
    IDACORP, Inc........................................  17,291        802,475
    Integrys Energy Group, Inc..........................  14,441        789,778
    ITC Holdings Corp...................................  12,080        978,480
    Laclede Group, Inc. (The)...........................   9,577        382,314
    MDU Resources Group, Inc............................  22,008        513,227
    MGE Energy, Inc.....................................   9,928        520,128
    Middlesex Water Co..................................   7,847        151,526
    National Fuel Gas Co................................   6,167        335,485
    New Jersey Resources Corp...........................  14,435        606,703
    NextEra Energy, Inc.................................  20,421      1,471,333
    NiSource, Inc.......................................  23,975        648,044
    Northeast Utilities, Inc............................  29,182      1,188,583
    Northwest Natural Gas Co............................  11,403        517,924
    NorthWestern Corp...................................  16,166        597,980
   *NRG Energy, Inc..................................... 152,955      3,670,920
    NV Energy, Inc......................................  60,235      1,140,249
    OGE Energy Corp.....................................  12,600        739,746
   *ONEOK, Inc..........................................  49,749      2,338,700
    Ormat Technologies, Inc.............................  20,619        438,360
    Otter Tail Corp.....................................  15,812        425,027
   #Pepco Holdings, Inc.................................  19,300        376,736
    PG&E Corp...........................................  19,484        830,798
    Piedmont Natural Gas Co.............................  18,391        584,098
    Pinnacle West Capital Corp..........................  10,000        533,800
    PNM Resources, Inc..................................  36,224        773,745
    Portland General Electric Co........................  29,563        849,049
    PPL Corp............................................  28,917        875,896
    Public Service Enterprise Group, Inc................  99,549      3,103,938
    Questar Corp........................................  96,766      2,247,874
    RGC Resources, Inc..................................     678         12,455
    SCANA Corp..........................................  11,266        527,361
    Sempra Energy.......................................  11,780        884,089
    SJW Corp............................................  10,844        294,089
    South Jersey Industries, Inc........................  13,603        738,371
    Southern Co. (The)..................................  45,273      2,002,425
    Southwest Gas Corp..................................  16,387        729,877
   *Synthesis Energy Systems, Inc.......................  19,454         21,594
    TECO Energy, Inc....................................  39,026        693,492
    UGI Corp............................................  70,163      2,472,544
    UIL Holdings Corp...................................  22,134        823,606
    Unitil Corp.........................................   6,546        175,302
    UNS Energy Corp.....................................  18,177        823,236
    Vectren Corp........................................  18,943        597,841
    Westar Energy, Inc..................................  29,375        883,306
    WGL Holdings, Inc...................................  17,206        721,448
    Wisconsin Energy Corp...............................  19,070        751,930
    Xcel Energy, Inc....................................  28,101        780,646
    York Water Co.......................................   5,802        109,658
                                                                 --------------
Total Utilities.........................................             72,035,772
                                                                 --------------
TOTAL COMMON STOCKS.....................................          3,202,722,158
                                                                 --------------

                                     1116

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


                                                       SHARES        VALUE+
                                                     ----------- --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Financial Corp. Contingent Value
   Rights...........................................       4,210 $          926
  o*CVR Energy, Inc. Contingent Value Rights........      51,838             --
  o*Emergent Biosolutions, Inc. Contingent Value
   Rights...........................................       3,700             --
   *FieldPoint Petroleum Corp. Warrants 03/23/17....       3,800          3,230
 o#*Magnum Hunter Resources Corp. Warrants 10/13/14.         580             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                      4,156
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares..........................  17,677,390     17,677,390
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S) @DFA Short Term Investment Fund.................  10,154,022    117,482,040
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $863,105
     FNMA, rates ranging from 2.100%(r) to
     6.163%(r), maturities ranging from 01/01/23
     to 10/01/42, valued at $865,252) to be
     repurchased at $837,969........................ $       838        837,964
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                118,320,004
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,384,223,177)^^..........................             $3,338,723,708
                                                                 ==============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  467,138,053 $     14,904   --    $  467,152,957
   Consumer Staples.........    200,704,815           --   --       200,704,815
   Energy...................    376,422,457           --   --       376,422,457
   Financials...............    624,600,086           --   --       624,600,086
   Health Care..............    342,311,572      321,481   --       342,633,053
   Industrials..............    449,539,298       14,838   --       449,554,136
   Information Technology...    405,063,716        4,103   --       405,067,819
   Materials................    169,718,117           --   --       169,718,117
   Other....................             --           --   --                --
   Telecommunication
     Services...............     94,832,946           --   --        94,832,946
   Utilities................     72,035,772           --   --        72,035,772
Rights/Warrants.............          3,230          926   --             4,156
Temporary Cash Investments..     17,677,390           --   --        17,677,390
Securities Lending
  Collateral................             --  118,320,004   --       118,320,004
                             -------------- ------------   --    --------------
TOTAL....................... $3,220,047,452 $118,676,256   --    $3,338,723,708
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1117

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (98.0%)
AUSTRALIA -- (5.5%)
   *Alumina, Ltd........................................ 1,208,983 $  1,396,606
   #Alumina, Ltd. Sponsored ADR.........................    39,590      179,739
   *Asciano Group, Ltd..................................   649,158    3,274,621
    Atlas Iron, Ltd.....................................    28,203       43,715
    Bank of Queensland, Ltd.............................   183,996    1,580,616
   *Beach Energy, Ltd...................................    42,299       63,014
   *Bendigo & Adelaide Bank, Ltd........................   258,972    2,491,187
   *Boral, Ltd..........................................   556,735    2,854,350
   *Caltex Australia, Ltd...............................   110,645    2,245,097
    CSR, Ltd............................................         1            2
   *Downer EDI, Ltd.....................................    47,685      223,552
    Echo Entertainment Group, Ltd.......................   604,556    2,264,622
  #*Fairfax Media, Ltd.................................. 1,531,902      864,538
    GrainCorp, Ltd. Class A.............................   197,228    2,484,408
   *Harvey Norman Holdings, Ltd.........................   413,690      847,138
    Incitec Pivot, Ltd.................................. 1,096,133    3,696,358
   *Lend Lease Group NL.................................    82,683      893,776
    Macquarie Group, Ltd................................   266,102   10,702,477
   *New Hope Corp., Ltd.................................    87,426      387,763
    Newcrest Mining, Ltd................................   112,969    2,767,059
   *Origin Energy, Ltd..................................   875,572   11,502,528
   *OZ Minerals, Ltd....................................   200,472    1,453,835
    Primary Health Care, Ltd............................   127,404      598,677
   *Qantas Airways, Ltd.................................   876,752    1,401,507
   *QBE Insurance Group, Ltd............................    86,123    1,072,603
   *Santos, Ltd.........................................   785,616    9,813,996
   *Seven Group Holdings, Ltd...........................   101,875    1,023,736
   *Sims Metal Management, Ltd..........................    79,944      783,634
   Sims Metal Management, Ltd. Sponsored ADR............     7,228       69,967
   *Suncorp Group, Ltd.................................. 1,046,263   11,595,762
    TABCORP Holdings, Ltd...............................   563,164    1,792,355
    Tatts Group, Ltd.................................... 1,046,723    3,552,646
   *Toll Holdings, Ltd..................................   433,114    2,387,507
    Treasury Wine Estates, Ltd..........................   295,802    1,468,069
   *Wesfarmers, Ltd.....................................   941,613   36,951,893
                                                                   ------------
TOTAL AUSTRALIA.........................................            124,729,353
                                                                   ------------
AUSTRIA -- (0.1%)
   *Erste Group Bank AG.................................    51,704    1,739,775
  #*Raiffeisen Bank International AG....................    22,724    1,020,565
                                                                   ------------
TOTAL AUSTRIA...........................................              2,760,340
                                                                   ------------
BELGIUM -- (1.2%)
   *Ageas NV............................................   128,899    4,257,541
    Belgacom SA.........................................     1,700       51,862
    Delhaize Group SA...................................    66,697    3,164,416
   *Delhaize Group SA Sponsored ADR.....................    10,600      501,910
   *D'ieteren SA/NV.....................................     4,289      189,894
   *KBC Groep NV........................................   113,141    4,453,938
   *Solvay SA...........................................    59,233    9,306,273
    UCB SA..............................................    99,152    5,723,173
                                                                   ------------
TOTAL BELGIUM...........................................             27,649,007
                                                                   ------------
CANADA -- (11.3%)
    Aimia, Inc..........................................    28,840      463,510
    Astral Media, Inc. Class A..........................    13,239      622,262
   *AuRico Gold, Inc....................................   118,083      832,485
    Barrick Gold Corp...................................   337,781   10,781,970

                                     1118

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
   #Bell Aliant, Inc....................................    35,747 $    930,770
    Bonavista Energy Corp...............................    50,242      679,028
    Cameco Corp. (13321L108)............................    19,600      422,380
    Cameco Corp. (2166160)..............................    55,352    1,193,170
    Canadian Natural Resources, Ltd. (136385101)........   279,895    8,458,427
    Canadian Natural Resources, Ltd. (2171573)..........   440,539   13,303,624
   *Canadian Tire Corp. Class A.........................    62,053    4,318,948
    Crescent Point Energy Corp..........................    53,364    2,064,150
   *Eldorado Gold Corp..................................   101,785    1,139,992
   *Empire Co., Ltd. Class A............................    19,858    1,198,170
    Enerplus Corp. (292766102)..........................     2,200       29,590
    Enerplus Corp. (B584T89)............................    85,307    1,145,238
    Ensign Energy Services, Inc.........................    65,394    1,117,219
   *Fairfax Financial Holdings, Ltd.....................    13,300    4,773,812
    Genworth MI Canada, Inc.............................    20,438      494,045
    George Weston, Ltd..................................    34,700    2,500,042
    Goldcorp, Inc. (2676302)............................   390,268   13,745,854
    Goldcorp, Inc. (380956409)..........................   156,068    5,507,640
    Husky Energy, Inc...................................   240,637    7,503,319
    IAMGOLD Corp........................................   205,426    1,686,825
    Industrial Alliance Insurance & Financial
      Services, Inc.....................................    47,900    1,673,667
    Inmet Mining Corp...................................    39,700    2,865,851
    Kinross Gold Corp...................................   806,097    6,611,062
   #Loblaw Cos., Ltd....................................    74,387    2,987,711
   *Lundin Mining Corp..................................   281,356    1,447,119
    Magna International, Inc............................   204,038   10,664,228
    Manulife Financial Corp............................. 1,391,180   20,085,214
    Nexen, Inc..........................................   374,438   10,016,048
   *Osisko Mining Corp..................................    59,900      414,988
    Pan American Silver Corp. (2669272).................    82,200    1,435,657
    Pan American Silver Corp. (697900108)...............    12,300      215,373
    Pengrowth Energy Corp...............................   196,436      896,114
    Penn West Petroleum, Ltd............................   219,852    2,224,089
   *PetroBakken Energy, Ltd.............................    43,515      383,930
    Precision Drilling Corp.............................   121,000    1,108,823
    Progressive Waste Solutions, Ltd....................    46,900    1,042,013
    Quebecor, Inc. Class B..............................    19,048      802,865
  #*Research In Motion, Ltd. (2117265)..................   159,700    2,068,703
  #*Research In Motion, Ltd. (760975102)................    71,901      933,275
   #Sun Life Financial, Inc.............................   494,520   14,428,045
    Suncor Energy, Inc. (867224107).....................     7,132      242,631
    Suncor Energy, Inc. (B3NB1P2)....................... 1,078,999   36,673,417
    Talisman Energy, Inc. (2068299).....................   680,091    8,496,024
    Talisman Energy, Inc. (87425E103)...................    18,457      231,082
    Teck Resources, Ltd. Class A........................     1,020       38,779
    Teck Resources, Ltd. Class B (2879327)..............   407,968   14,868,294
    Teck Resources, Ltd. Class B (878742204)............     2,697       98,414
    Thomson Reuters Corp................................   335,015   10,261,388
    TransAlta Corp......................................   141,867    2,281,479
    TransCanada Corp....................................    80,057    3,789,343
    Trican Well Service, Ltd............................     5,700       78,008
   *Turquoise Hill Resources, Ltd.......................    31,400      243,350
  #*Uranium One, Inc....................................   259,122      706,649
    West Fraser Timber Co., Ltd.........................    18,241    1,464,364
    Yamana Gold, Inc....................................   500,904    8,186,019
                                                                   ------------
TOTAL CANADA............................................            254,876,486
                                                                   ------------
DENMARK -- (1.5%)
    A.P. Moeller-Maersk A.S. Series A...................       304    2,298,761
    A.P. Moeller-Maersk A.S. Series B...................       994    7,929,376
    Carlsberg A.S. Series B.............................    86,521    9,255,032

                                     1119

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
   *Danske Bank A.S.....................................   489,154 $  9,373,278
   *FLSmidth & Co. A.S..................................    17,784    1,101,890
   *H. Lundbeck A.S.....................................    37,811      597,999
   *Rockwool International A.S. Series B................     3,340      400,248
   *TDC A.S.............................................   284,341    2,179,252
                                                                   ------------
TOTAL DENMARK...........................................             33,135,836
                                                                   ------------
FINLAND -- (0.6%)
   *Fortum Oyj..........................................       529        9,898
   *Kesko Oyj Series B..................................    32,608    1,067,029
   *Neste Oil Oyj.......................................    48,043      766,761
   #Nokia Oyj...........................................   636,593    2,498,614
   *Stora Enso Oyj Series R.............................   526,010    3,751,378
   *UPM-Kymmene Oyj.....................................   485,229    5,932,894
                                                                   ------------
TOTAL FINLAND...........................................             14,026,574
                                                                   ------------
FRANCE -- (9.2%)
  #*Alcatel-Lucent SA...................................   105,796      176,790
   *Arkema SA...........................................     5,711      647,508
   *AXA SA..............................................   948,963   17,569,892
    AXA SA Sponsored ADR................................   394,508    7,278,673
   *BNP Paribas SA......................................   282,613   17,732,259
    Bollore SA..........................................     5,970    2,152,872
    Bouygues SA.........................................    93,175    2,643,723
   *Cap Gemini SA.......................................    90,823    4,376,789
   *Casino Guichard Perrachon SA........................    37,749    3,696,712
    CIC SA..............................................       649       98,742
   *Cie de Saint-Gobain SA..............................   282,075   11,607,059
   *Cie Generale de Geophysique - Veritas SA............    55,947    1,620,757
    Cie Generale de Geophysique - Veritas SA Sponsored
      ADR...............................................    28,903      839,054
   *Cie Generale des Etablissements Michelin SA Series
     B..................................................   110,819   10,306,495
    Ciments Francais SA.................................    10,236      621,162
   *CNP Assurances SA...................................   111,104    1,836,786
   *Credit Agricole SA..................................   725,973    7,176,075
   *Eiffage SA..........................................    15,073      676,467
    Electricite de France SA............................   188,405    3,616,891
   *Eramet SA...........................................       843      119,600
   *France Telecom SA................................... 1,431,646   16,258,824
   *GDF Suez SA......................................... 1,001,804   20,550,611
   *Groupe Eurotunnel SA................................   125,610    1,068,100
    Lafarge SA..........................................   130,242    7,954,009
   *Lagardere SCA.......................................    86,944    3,142,669
   *Natixis SA..........................................   572,256    2,267,500
  #*Peugeot SA..........................................    98,768      769,792
   *PPR SA..............................................     3,300      709,712
    Renault SA..........................................   126,506    7,625,020
   *Rexel SA............................................    50,667    1,077,398
   *SCOR SE.............................................    57,773    1,663,317
   *Societe Generale SA.................................   485,354   21,916,450
    STMicroelectronics NV...............................   551,076    4,763,937
   *Vallourec SA........................................    28,188    1,529,488
   *Vivendi SA.......................................... 1,014,279   21,721,241
                                                                   ------------
TOTAL FRANCE............................................            207,812,374
                                                                   ------------
GERMANY -- (7.7%)
   *Allianz SE..........................................    18,596    2,660,832
    Allianz SE Sponsored ADR............................   716,588   10,240,042
   *Bayerische Motoren Werke AG.........................   122,546   12,342,568
   *Celesio AG..........................................    36,473      662,484
   *Commerzbank AG...................................... 2,153,158    4,714,487

                                     1120

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Daimler AG..........................................   540,864 $ 31,479,253
    Deutsche Bank AG (5750355)..........................   280,167   14,489,981
  #*Deutsche Bank AG (D18190898)........................   273,534   14,130,766
    Deutsche Lufthansa AG...............................   141,492    2,810,522
    Deutsche Post AG....................................   259,066    6,083,320
   *Deutsche Telekom AG.................................   991,879   12,185,345
    Deutsche Telekom AG Sponsored ADR...................   681,300    8,352,738
   *E.ON SE.............................................   993,327   17,272,108
   *Fraport AG..........................................    11,751      712,239
   *Heidelberger Zement AG..............................    71,623    4,514,950
   *Hochtief AG.........................................     2,933      191,395
   *Metro AG............................................     9,482      292,831
   *Munchener Rueckversicherungs-Gesellschaft AG........   102,187   18,767,094
   *RWE AG..............................................   136,456    5,130,951
   *Salzgitter AG.......................................    17,152      799,541
   *ThyssenKrupp AG.....................................    80,483    1,953,655
    Volkswagen AG.......................................    16,031    3,703,241
                                                                   ------------
TOTAL GERMANY...........................................            173,490,343
                                                                   ------------
GREECE -- (0.0%)
    Coca-Cola Hellenic Bottling Co. S.A.................     1,535       39,875
    Hellenic Petroleum S.A..............................    47,049      527,573
   *National Bank of Greece S.A.........................   258,838      408,847
                                                                   ------------
TOTAL GREECE............................................                976,295
                                                                   ------------
HONG KONG -- (2.3%)
   *Cathay Pacific Airways, Ltd.........................   644,000    1,245,052
  #*Foxconn International Holdings, Ltd................. 1,235,000      507,103
    Henderson Land Development Co., Ltd.................   970,120    6,972,084
   *Hong Kong & Shanghai Hotels, Ltd....................   413,918      715,548
   *Hopewell Holdings, Ltd..............................   421,331    1,735,394
   *Hutchison Whampoa, Ltd.............................. 1,722,000   19,246,938
    Kowloon Development Co., Ltd........................    58,000       89,019
    New World Development Co., Ltd...................... 3,124,292    5,762,431
   *Orient Overseas International, Ltd..................   178,048    1,242,824
    Tsim Sha Tsui Properties, Ltd.......................   254,146      630,778
   *Wharf Holdings, Ltd.................................   929,000    8,200,222
   *Wheelock & Co., Ltd.................................   924,000    5,200,799
                                                                   ------------
TOTAL HONG KONG.........................................             51,548,192
                                                                   ------------
IRELAND -- (0.0%)
   *Bank of Ireland.....................................   921,949      177,935
    CRH P.L.C...........................................     2,242       48,365
   *CRH P.L.C. Sponsored ADR............................    25,104      540,238
                                                                   ------------
TOTAL IRELAND...........................................                766,538
                                                                   ------------
ISRAEL -- (0.5%)
   *Bank Hapoalim B.M...................................   658,163    2,774,783
   *Bank Leumi Le-Israel B.M............................   757,596    2,531,421
   *Bezeq Israeli Telecommunication Corp., Ltd..........   421,310      493,740
    Delek Group, Ltd....................................       202       49,898
   *Elbit Systems, Ltd..................................     8,212      315,709
   *Israel Chemicals, Ltd...............................   179,261    2,380,885
   *Israel Discount Bank, Ltd. Series A.................   522,880      875,564
   *NICE Systems, Ltd...................................     3,005      110,429
   *NICE Systems, Ltd. Sponsored ADR....................    25,621      945,159
   *Partner Communications Co., Ltd.....................        28          161
   *Strauss Group, Ltd..................................       507        6,300
                                                                   ------------
TOTAL ISRAEL............................................             10,484,049
                                                                   ------------

                                     1121

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (1.8%)
  #*Banca Monte Dei Paschi di Siena SpA.................. 4,395,807 $ 1,468,368
   *Banco Popolare Scarl................................. 1,274,638   2,655,670
   *Enel Green Power SpA.................................    15,749      32,474
   *Fiat SpA.............................................   696,549   4,263,482
  #*Finmeccanica SpA.....................................   387,490   2,546,415
   *Parmalat SpA.........................................   263,472     660,494
   *Telecom Italia SpA................................... 8,344,059   8,279,698
    Telecom Italia SpA Sponsored ADR.....................   206,300   2,038,244
   *UniCredit SpA........................................ 2,388,063  15,415,238
   *Unione di Banche Italiane ScpA.......................   662,741   3,459,011
                                                                    -----------
TOTAL ITALY..............................................            40,819,094
                                                                    -----------
JAPAN -- (18.3%)
   *77 Bank, Ltd. (The)..................................   298,000   1,281,942
  #*Aeon Co., Ltd........................................   407,000   4,616,351
   *Aisin Seiki Co., Ltd.................................    25,200     825,464
   *Alfresa Holdings Corp................................    20,600     902,559
   *Amada Co., Ltd.......................................   234,000   1,462,390
    Asahi Glass Co., Ltd.................................   708,000   4,697,213
   *Asahi Kasei Corp.....................................   840,000   4,847,998
    Asatsu-DK, Inc.......................................     6,000     161,482
   *Autobacs Seven Co., Ltd..............................    11,600     471,876
   *Azbil Corp...........................................     2,900      62,029
   *Bank of Kyoto, Ltd. (The)............................   201,000   1,663,159
   *Bank of Yokohama, Ltd. (The).........................   606,000   2,894,474
    Canon Marketing Japan, Inc...........................    39,500     537,342
   *Chiba Bank, Ltd. (The)...............................   240,000   1,495,505
   *Chugoku Bank, Ltd. (The).............................    82,400   1,134,949
   *Citizen Holdings Co., Ltd............................   144,000     824,830
    Coca-Cola West Co., Ltd..............................    34,500     544,811
   *COMSYS Holdings Corp.................................    50,100     604,216
   *Cosmo Oil Co., Ltd...................................   342,000     768,861
  #*Dai Nippon Printing Co., Ltd.........................   429,000   3,468,222
   *Daicel Corp..........................................   197,000   1,375,641
   *Daido Steel Co., Ltd.................................   132,000     589,282
   *Dainippon Sumitomo Pharma Co., Ltd...................     9,300     131,106
   *Denki Kagaku Kogyo K.K...............................   184,000     664,458
   *Ebara Corp...........................................   217,000     848,701
   *Fuji Electric Co., Ltd...............................    80,000     186,811
   *Fuji Media Holdings, Inc.............................       275     431,925
   *FUJIFILM Holdings Corp...............................   363,000   7,238,080
   *Fujitsu, Ltd......................................... 1,317,000   5,332,891
   *Fukuoka Financial Group, Inc.........................   480,000   2,021,041
   *Fukuyama Transporting Co., Ltd.......................    25,000     127,817
   *Furukawa Electric Co., Ltd...........................   263,000     532,970
   *Glory, Ltd...........................................    29,700     695,603
   *Gunma Bank, Ltd. (The)...............................   199,000     960,530
   *H2O Retailing Corp...................................    68,000     558,056
   *Hachijuni Bank, Ltd. (The)...........................   364,000   1,822,387
   *Hakuhodo DY Holdings, Inc............................    13,520     921,287
   *Hankyu Hanshin Holdings, Inc.........................   247,000   1,347,838
   *Higo Bank, Ltd. (The)................................   104,000     641,032
   *Hiroshima Bank, Ltd. (The)...........................    19,000      80,776
    Hitachi Capital Corp.................................    23,500     468,320
    Hitachi Chemical Co., Ltd............................    26,900     378,800
    Hitachi High-Technologies Corp.......................    22,335     443,568
    Hitachi Transport System, Ltd........................    21,685     328,390
   *Hokuhoku Financial Group, Inc........................   630,000   1,025,261
   *House Foods Corp.....................................    37,000     558,229
   *Ibiden Co., Ltd......................................    60,100     856,587
   *Idemitsu Kosan Co., Ltd..............................    18,800   1,648,400

                                     1122

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   *Inpex Corp...........................................     1,431 $ 8,285,174
  #*Isetan Mitsukoshi Holdings, Ltd......................   205,855   2,032,878
   *ITOCHU Corp..........................................    91,200   1,031,427
   *Iyo Bank, Ltd. (The).................................   132,000   1,079,456
   *J. Front Retailing Co., Ltd..........................   264,000   1,448,130
  #*JFE Holdings, Inc....................................   345,000   7,364,181
   *Joyo Bank, Ltd. (The)................................   386,000   1,809,699
   *JTEKT Corp...........................................   117,800   1,258,305
   *JX Holdings, Inc..................................... 1,535,986   9,062,045
   *Kagoshima Bank, Ltd. (The)...........................   145,000     933,465
   *Kajima Corp..........................................    17,000      50,958
   *Kamigumi Co., Ltd....................................   126,000   1,026,341
   *Kaneka Corp..........................................   180,000     962,888
   *Kawasaki Kisen Kaisha, Ltd...........................   392,000     744,231
   *Keiyo Bank, Ltd. (The)...............................   108,000     512,358
   *Kinden Corp..........................................   109,000     722,775
   *Kobe Steel, Ltd...................................... 1,275,000   1,574,649
   *Konica Minolta Holdings, Inc.........................   258,000   2,060,643
   *K's Holdings Corp....................................     9,200     250,141
   *Kyocera Corp.........................................    91,300   8,269,960
    Kyocera Corp. Sponsored ADR..........................     1,779     156,552
    Kyowa Hakko Kirin Co., Ltd...........................   111,000   1,049,520
   *Lintec Corp..........................................     8,500     157,185
   *LIXIL Group Corp.....................................    61,440   1,427,766
   *Maeda Road Construction Co., Ltd.....................    23,000     342,776
   *Marui Group Co., Ltd.................................   108,800     884,465
   *Mazda Motor Corp..................................... 1,176,000   3,181,221
   *Medipal Holdings Corp................................    80,200   1,016,159
   *MEIJI Holdings Co., Ltd..............................    39,500   1,746,627
    Mitsubishi Chemical Holdings Corp....................   801,000   3,708,970
   *Mitsubishi Corp......................................   899,600  18,979,034
   *Mitsubishi Gas Chemical Co., Inc.....................   235,000   1,572,947
   *Mitsubishi Heavy Industries, Ltd..................... 1,843,000   9,855,112
   *Mitsubishi Logistics Corp............................    69,000   1,034,890
   *Mitsubishi Materials Corp............................   523,000   1,674,606
    Mitsubishi Tanabe Pharma Corp........................   124,700   1,671,686
   *Mitsubishi UFJ Financial Group, Inc.................. 6,555,334  37,281,118
    Mitsubishi UFJ Financial Group, Inc. ADR............. 1,691,580   9,574,343
   *Mitsui & Co., Ltd.................................... 1,037,800  15,685,034
    Mitsui & Co., Ltd. Sponsored ADR.....................     4,829   1,458,599
   *Mitsui Chemicals, Inc................................   456,000   1,081,421
   *Mitsui Mining & Smelting Co., Ltd....................   231,000     587,894
   *Mitsui O.S.K. Lines, Ltd.............................   579,000   1,910,424
   *MS&AD Insurance Group Holdings, Inc..................   139,791   2,928,013
   *Nagase & Co., Ltd....................................    96,000   1,047,906
   *Nanto Bank, Ltd. (The)...............................    58,000     252,156
   *NEC Corp............................................. 1,421,000   3,466,882
   *NGK Spark Plug Co., Ltd..............................    12,000     152,641
   *Nippo Corp...........................................    20,000     268,221
   *Nippon Electric Glass Co., Ltd.......................   215,000   1,036,168
   *Nippon Express Co., Ltd..............................   574,000   2,369,176
   *Nippon Meat Packers, Inc.............................    97,397   1,318,105
  #*Nippon Paper Group, Inc..............................    51,200     725,524
   *Nippon Shokubai Co., Ltd.............................    67,000     646,271
   *Nippon Steel & Sumitomo Metal Corp................... 3,866,000  10,701,032
   *Nippon Television Network Corp.......................    26,600     378,630
   *Nippon Yusen K.K.....................................   826,000   1,979,391
   *Nishi-Nippon Bank, Ltd...............................   319,000     826,775
   *Nissan Shatai Co., Ltd...............................    23,000     286,430
   *Nisshin Seifun Group, Inc............................   104,500   1,271,649
   *Nisshin Steel Holdings Co., Ltd......................    36,300     271,618

                                     1123

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
   *Nisshinbo Holdings, Inc..............................    80,000 $   607,383
   *NOK Corp.............................................    41,300     617,520
   *Nomura Holdings, Inc................................. 2,246,300  12,858,453
  #*NTN Corp.............................................   230,000     662,406
   *NTT DOCOMO, Inc......................................     1,204   1,825,358
    NTT DOCOMO, Inc. Sponsored ADR.......................     2,500      37,925
   *Obayashi Corp........................................   315,000   1,615,156
  #*Oji Holdings Corp....................................   426,000   1,377,590
   *Onward Holdings Co., Ltd.............................    84,000     634,804
   *Panasonic Corp....................................... 1,198,900   7,891,775
    Panasonic Corp. Sponsored ADR........................   174,545   1,153,742
   *Rengo Co., Ltd.......................................    93,000     472,146
  #*Ricoh Co., Ltd.......................................   455,000   5,065,359
   *Rohm Co., Ltd........................................    55,900   1,858,445
    Sankyo Co., Ltd......................................    28,800   1,147,399
  #*SBI Holdings, Inc....................................   118,090     980,557
  #*Seiko Epson Corp.....................................    70,300     709,723
   *Seino Holdings Co., Ltd..............................    46,000     313,382
   *Sekisui House, Ltd...................................   316,000   3,477,839
  #*Sharp Corp...........................................   112,540     383,156
   *Shiga Bank, Ltd......................................   195,000   1,131,218
   *Shimizu Corp.........................................   284,000     919,886
   *Shinsei Bank, Ltd....................................   628,000   1,282,980
   *Shizuoka Bank, Ltd...................................    40,000     377,153
   #Showa Denko K.K......................................   676,000   1,033,148
    Showa Shell Sekiyu K.K...............................   100,700     584,386
   *SKY Perfect JSAT Holdings, Inc.......................       780     366,056
   *Sohgo Security Services Co., Ltd.....................     7,300      96,705
   *Sojitz Corp..........................................   630,400     946,191
    Sony Corp............................................     4,900      73,293
   #Sony Corp. Sponsored ADR.............................   678,816  10,141,511
   *Sumitomo Bakelite Co., Ltd...........................    52,000     207,496
   *Sumitomo Chemical Co., Ltd...........................   494,000   1,445,211
   *Sumitomo Corp........................................   790,200  10,221,491
   *Sumitomo Electric Industries, Ltd....................   539,600   6,074,636
   *Sumitomo Forestry Co., Ltd...........................    50,700     496,629
   *Sumitomo Heavy Industries, Ltd.......................   249,000   1,098,793
   *Sumitomo Metal Mining Co., Ltd.......................   238,000   3,701,566
   *Sumitomo Mitsui Financial Group, Inc.................   509,427  20,460,572
   *Sumitomo Mitsui Trust Holdings, Inc.................. 2,034,000   7,512,690
   *Sumitomo Osaka Cement Co., Ltd.......................   133,000     445,472
   *Suzuken Co., Ltd.....................................    38,700   1,184,520
   *Suzuki Motor Corp....................................   135,600   3,558,112
   *Taisei Corp..........................................   546,000   1,629,326
   *Taiyo Nippon Sanso Corp..............................    10,000      66,780
   *Takashimaya Co., Ltd.................................   181,000   1,331,947
   *Takata Corp..........................................    11,500     231,916
  #*TDK Corp.............................................    67,100   2,488,479
   *Teijin, Ltd..........................................   456,000   1,045,118
   *Toho Holdings Co., Ltd...............................    10,100     195,058
   *Tokai Rika Co., Ltd..................................    25,100     411,125
    Tokyo Broadcasting System, Inc.......................    20,100     234,330
    Tokyo Tatemono Co., Ltd..............................   117,000     547,573
   *Toppan Printing Co., Ltd.............................   378,000   2,346,167
   *Toshiba TEC Corp.....................................    44,000     253,841
   *Tosoh Corp...........................................   275,000     661,532
   *Toyo Seikan Kaisha, Ltd..............................   116,900   1,491,657
   *Toyobo Co., Ltd......................................   129,000     205,710
   *Toyoda Gosei Co., Ltd................................    23,800     527,338
  #*Toyota Motor Corp. Sponsored ADR.....................   119,654  11,411,402
   *Toyota Tsusho Corp...................................   122,900   2,923,215

                                     1124

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
JAPAN -- (Continued)
   *Ube Industries, Ltd.................................   450,000 $    936,793
   *UNY Co., Ltd........................................   104,000      770,980
   *Ushio, Inc..........................................    33,700      364,332
   *Wacoal Holdings Corp................................    52,000      542,623
   *Yamada Denki Co., Ltd...............................    45,690    1,759,560
   *Yamaguchi Financial Group, Inc......................   100,000      963,450
    Yamaha Corp.........................................   101,600    1,076,393
    Yamaha Motor Co., Ltd...............................    27,500      349,999
   *Yamato Kogyo Co., Ltd...............................    19,200      549,965
    Yamazaki Baking Co., Ltd............................    51,000      570,599
                                                                   ------------
TOTAL JAPAN.............................................            414,863,142
                                                                   ------------
NETHERLANDS -- (3.4%)
   *Aegon NV............................................ 1,444,641    9,644,820
   *Akzo Nobel NV.......................................   169,936   11,630,816
    ArcelorMittal NV....................................   764,181   13,112,845
   *ING Groep NV........................................ 1,149,027   11,621,525
  #*ING Groep NV Sponsored ADR..........................   207,810    2,094,725
    Koninklijke DSM NV..................................   155,472    9,523,367
    Koninklijke Philips Electronics NV..................   631,760   19,676,696
                                                                   ------------
TOTAL NETHERLANDS.......................................             77,304,794
                                                                   ------------
NEW ZEALAND -- (0.1%)
   *Auckland International Airport, Ltd.................    38,710       92,140
   *Contact Energy, Ltd.................................   338,257    1,481,944
                                                                   ------------
TOTAL NEW ZEALAND.......................................              1,574,084
                                                                   ------------
NORWAY -- (1.1%)
   *Aker ASA Series A...................................    13,058      556,838
   *Cermaq ASA..........................................    17,520      301,237
   *DNB ASA.............................................   628,280    8,801,191
   *Marine Harvest ASA.................................. 1,290,826    1,291,978
   *Norsk Hydro ASA.....................................   853,507    4,097,474
   *Orkla ASA...........................................   630,127    5,558,056
    Stolt-Nielsen, Ltd..................................     2,191       46,753
   *Storebrand ASA......................................   202,119    1,034,713
   *Subsea 7 SA.........................................   151,633    3,662,951
   *Veripos, Inc........................................     8,604       31,656
    Wilh Wilhelmsen Holding ASA.........................        99        3,177
                                                                   ------------
TOTAL NORWAY............................................             25,386,024
                                                                   ------------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA.............................   865,680    1,227,721
   *EDP Renovaveis SA...................................   166,881      952,260
                                                                   ------------
TOTAL PORTUGAL..........................................              2,179,981
                                                                   ------------
SINGAPORE -- (1.1%)
   *CapitaLand, Ltd..................................... 2,050,000    6,621,367
   *DBS Group Holdings, Ltd.............................   112,000    1,353,654
    Fraser & Neave, Ltd.................................    20,758      159,907
    Golden Agri-Resources, Ltd.......................... 5,519,000    2,835,892
   *Indofood Agri Resources, Ltd........................   273,000      288,088
   *Keppel Land, Ltd....................................   434,000    1,493,255
  #*Neptune Orient Lines, Ltd...........................   586,000      608,755
   *Noble Group, Ltd.................................... 1,821,000    1,795,777
    Olam International, Ltd.............................   618,000      808,186
  #*Overseas Union Enterprise, Ltd......................   235,000      566,346
    Singapore Airlines, Ltd.............................   483,400    4,292,848
   *United Industrial Corp., Ltd........................   428,000      964,844
   *Venture Corp., Ltd..................................   148,000    1,015,294

                                     1125

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SINGAPORE -- (Continued)
   *Wilmar International, Ltd...........................   871,000 $  2,686,100
                                                                   ------------
TOTAL SINGAPORE.........................................             25,490,313
                                                                   ------------
SPAIN -- (2.1%)
   *Acciona SA..........................................    41,333    3,325,378
   *Banco de Sabadell SA................................ 1,405,811    3,771,690
   *Banco Espanol de Credito SA.........................   156,834      806,877
  #*Banco Popular Espanol SA............................ 6,779,356    6,130,611
   *Banco Santander SA.................................. 2,095,077   17,536,881
   *Banco Santander SA Issue 13 Shares..................    51,099      428,710
    Banco Santander SA Sponsored ADR....................    56,513      462,276
  #*CaixaBank SA........................................ 1,273,062    5,039,466
   *Iberdrola SA........................................ 1,717,475    9,241,487
   *Repsol SA...........................................    34,301      764,952
                                                                   ------------
TOTAL SPAIN.............................................             47,508,328
                                                                   ------------
SWEDEN -- (3.4%)
   *Boliden AB..........................................   144,602    2,672,692
   *Husqvarna AB Series B...............................    12,955       83,758
   *Meda AB Series A....................................    84,422      986,149
   *Nordea Bank AB...................................... 1,822,627   20,102,354
   *Skandinaviska Enskilda Banken AB Series A...........   931,974    9,335,597
    Skandinaviska Enskilda Banken AB Series C...........     6,988       67,706
   *SSAB AB Series A....................................   119,665      988,762
   *SSAB AB Series B....................................    67,450      482,059
   *Svenska Cellulosa AB Series A.......................     9,172      222,782
   *Svenska Cellulosa AB Series B.......................   566,500   13,734,320
   *Swedbank AB Series A................................   228,155    5,387,346
    Telefonaktiebolaget LM Ericsson AB Series A.........       229        2,599
    Telefonaktiebolaget LM Ericsson AB Series B......... 1,777,471   20,674,229
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR....   135,337    1,569,909
   *Trelleborg AB Series B..............................     5,625       72,181
                                                                   ------------
TOTAL SWEDEN............................................             76,382,443
                                                                   ------------
SWITZERLAND -- (6.6%)
   *ABB, Ltd............................................   509,339   10,918,564
   *Adecco SA...........................................    89,937    5,157,283
   *Alpiq Holding AG....................................       470       59,282
   *Aryzta AG...........................................    48,599    2,729,118
   *Baloise Holding AG..................................    44,870    4,060,499
   *Banque Cantonale Vaudoise AG........................       100       53,453
   *Clariant AG.........................................   139,709    1,906,753
    Credit Suisse Group AG..............................   593,214   17,519,278
   *Credit Suisse Group AG Sponsored ADR................    65,820    1,944,323
   *Givaudan SA.........................................     4,461    4,953,616
    Holcim, Ltd.........................................   241,079   18,765,404
    Lonza Group AG......................................    17,436    1,026,015
    Novartis AG.........................................       418       28,414
   #Novartis AG ADR.....................................   189,650   12,862,063
   *St. Galler Kantonalbank AG..........................       989      420,645
    Sulzer AG...........................................    13,837    2,175,998
   *Swatch Group AG (The)...............................     3,653    2,000,960
   *Swatch Group AG Registered Shares (The).............    12,072    1,135,001
   *Swiss Life Holding AG...............................    30,648    4,611,384
   *Swiss Re, Ltd.......................................   325,311   24,186,189
    UBS AG.............................................. 1,135,265   19,716,871
   *UBS AG ADR..........................................    16,167      280,821
   *Zurich Insurance Group AG...........................    40,743   11,716,336
                                                                   ------------
TOTAL SWITZERLAND.......................................            148,228,270
                                                                   ------------

                                     1126

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
UNITED KINGDOM -- (20.1%)
   *Anglo American P.L.C............................     415,336 $   12,423,230
    Aviva P.L.C.....................................   2,287,715     13,329,011
    Barclays P.L.C..................................   3,459,983     16,611,519
    Barclays P.L.C. Sponsored ADR...................   1,025,997     19,658,102
    BP P.L.C. Sponsored ADR.........................   1,841,468     81,982,155
    Carnival P.L.C..................................     116,691      4,730,069
    Carnival P.L.C. ADR.............................      96,861      3,911,247
   *Eurasian Natural Resources Corp. P.L.C..........      95,393        498,672
   *Evraz P.L.C.....................................     151,636        689,112
    HSBC Holdings P.L.C.............................   1,224,785     13,927,902
  #*HSBC Holdings P.L.C. Sponsored ADR..............     359,958     20,467,212
   *International Consolidated Airlines Group SA....   1,081,357      3,640,847
    Investec P.L.C..................................     278,720      2,039,865
   *Kazakhmys P.L.C.................................     135,567      1,569,135
   *Kingfisher P.L.C................................   2,319,541      9,912,210
   *Lloyds Banking Group P.L.C......................  25,183,000     20,612,559
   *Lloyds Banking Group P.L.C. Sponsored ADR.......     250,250        823,322
   *Mondi P.L.C.....................................     189,864      2,249,466
   *Old Mutual P.L.C................................   3,146,981      9,342,460
   *Pearson P.L.C. Sponsored ADR....................     258,807      4,912,157
   *Resolution, Ltd.................................     945,573      3,927,655
   *Rexam P.L.C.....................................     324,231      2,410,214
   *Royal Bank of Scotland Group P.L.C..............     699,245      3,802,050
   *Royal Bank of Scotland Group P.L.C. Sponsored
     ADR............................................     306,118      3,339,747
    Royal Dutch Shell P.L.C. ADR....................     943,951     68,644,117
    Royal Dutch Shell P.L.C. Series A...............      13,007        461,080
   *RSA Insurance Group P.L.C.......................     526,467      1,100,193
    Sainsbury (J.) P.L.C............................   1,193,358      6,252,374
   *Travis Perkins P.L.C............................       3,718         71,266
    Vedanta Resources P.L.C.........................      53,978      1,030,794
    Vodafone Group P.L.C............................  14,789,930     40,363,923
    Vodafone Group P.L.C. Sponsored ADR.............   1,661,870     45,402,288
   *William Morrison Supermarkets P.L.C.............   1,135,049      4,514,613
   *WPP P.L.C.......................................     125,351      1,973,613
    Xstrata P.L.C...................................   1,511,218     28,450,383
                                                                 --------------
TOTAL UNITED KINGDOM................................                455,074,562
                                                                 --------------
TOTAL COMMON STOCKS.................................              2,217,066,422
                                                                 --------------
PREFERRED STOCKS -- (0.2%)
GERMANY -- (0.2%)
    Porsche Automobil Holding SE....................      46,252      4,027,023
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13..............          18              4
   *Iberdrola SA Warrants 03/22/13..................           6              1
   *Repsol SA Rights 01/28/13.......................          14              9
                                                                 --------------
TOTAL SPAIN.........................................                         14
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                         14
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (1.8%)
(S) @DFA Short Term Investment Fund.................   3,370,787     39,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $2,929,273) to be
     repurchased at $2,871,850...................... $     2,872      2,871,836
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                 41,871,836
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,121,484,493)^^...........................             $2,262,965,295
                                                                 ==============

                                     1127

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $    249,706 $  124,479,647   --    $  124,729,353
   Austria..................           --      2,760,340   --         2,760,340
   Belgium..................      501,910     27,147,097   --        27,649,007
   Canada...................  254,876,486             --   --       254,876,486
   Denmark..................           --     33,135,836   --        33,135,836
   Finland..................           --     14,026,574   --        14,026,574
   France...................    8,117,727    199,694,647   --       207,812,374
   Germany..................   32,723,546    140,766,797   --       173,490,343
   Greece...................           --        976,295   --           976,295
   Hong Kong................           --     51,548,192   --        51,548,192
   Ireland..................      540,238        226,300   --           766,538
   Israel...................      945,159      9,538,890   --        10,484,049
   Italy....................    2,038,244     38,780,850   --        40,819,094
   Japan....................   33,934,074    380,929,068   --       414,863,142
   Netherlands..............    2,094,725     75,210,069   --        77,304,794
   New Zealand..............           --      1,574,084   --         1,574,084
   Norway...................           --     25,386,024   --        25,386,024
   Portugal.................           --      2,179,981   --         2,179,981
   Singapore................           --     25,490,313   --        25,490,313
   Spain....................      462,276     47,046,052   --        47,508,328
   Sweden...................    1,569,909     74,812,534   --        76,382,443
   Switzerland..............   15,087,207    133,141,063   --       148,228,270
   United Kingdom...........  249,140,347    205,934,215   --       455,074,562
Preferred Stocks
   Germany..................           --      4,027,023   --         4,027,023
Rights/Warrants
   Spain....................           --             14   --                14
Securities Lending
  Collateral................           --     41,871,836   --        41,871,836
                             ------------ --------------   --    --------------
TOTAL....................... $602,281,554 $1,660,683,741   --    $2,262,965,295
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1128

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (95.2%)
AUSTRALIA -- (5.0%)
    Acrux, Ltd..............................................   8,981 $   32,305
   *Adelaide Brighton, Ltd..................................  82,667    292,267
    Aditya Birla Minerals, Ltd..............................   7,401      3,506
   *AGL Energy, Ltd.........................................  17,018    273,648
   *AJ Lucas Group, Ltd.....................................   8,887     16,257
    ALS, Ltd................................................  44,284    520,629
   *Alumina, Ltd............................................ 474,174    547,761
    Alumina, Ltd. Sponsored ADR.............................  14,400     65,376
   *Amalgamated Holdings, Ltd...............................  15,139    120,352
   *Amcom Telecommunications, Ltd...........................  31,775     52,246
   *Amcor, Ltd.............................................. 147,315  1,290,480
   *AMP, Ltd................................................ 246,353  1,367,538
    Ansell, Ltd.............................................  17,816    318,835
   *Antares Energy, Ltd.....................................  32,145     17,975
    APA Group, Ltd..........................................  63,389    381,429
    APN News & Media, Ltd................................... 105,115     31,809
   *Aquarius Platinum, Ltd..................................  41,410     40,772
   *Aquila Resources, Ltd...................................  12,205     39,825
   *ARB Corp., Ltd..........................................   5,672     70,380
   *Aristocrat Leisure, Ltd.................................  29,747    115,061
    Arrium, Ltd............................................. 327,543    327,213
   *Asciano Group, Ltd...................................... 129,927    655,405
    ASG Group, Ltd..........................................  36,938     25,943
   *ASX, Ltd................................................  15,305    559,124
    Atlas Iron, Ltd......................................... 197,419    306,004
   *Aurizon Holdings, Ltd...................................  57,281    237,363
   *Aurora Oil & Gas, Ltd...................................  31,303    123,855
   *Ausdrill, Ltd...........................................  73,043    228,606
    Ausenco, Ltd............................................  16,909     62,815
   *Austal, Ltd.............................................  32,722     23,706
    Austbrokers Holdings, Ltd...............................   1,390     12,207
   *Austin Engineering, Ltd.................................   9,103     46,527
    Australia & New Zealand Banking Group, Ltd.............. 117,748  3,270,300
   *Australian Agricultural Co., Ltd........................  57,179     72,767
    Australian Infrastructure Fund..........................  80,194    259,445
    Australian Pharmaceutical Industries, Ltd...............  44,606     21,171
   *Automotive Holdings Group, Ltd..........................  36,616    137,638
    AVJennings, Ltd.........................................   6,380      2,375
   *AWE, Ltd................................................ 129,227    172,045
    Bank of Queensland, Ltd.................................  62,241    534,681
   *Bathurst Resources, Ltd.................................  47,311     19,062
   *Beach Energy, Ltd....................................... 310,773    462,966
   *Bendigo & Adelaide Bank, Ltd............................  89,447    860,438
    BHP Billiton, Ltd.......................................   1,925     75,714
  #*BHP Billiton, Ltd. Sponsored ADR........................  25,036  1,970,834
    Billabong International, Ltd............................  56,082     54,947
    Blackmores, Ltd.........................................   1,011     35,655
   *Blackthorn Resources, Ltd...............................  10,737     13,914
   *BlueScope Steel, Ltd.................................... 112,533    397,784
   *Boart Longyear, Ltd..................................... 112,356    241,292
   *Boral, Ltd.............................................. 167,072    856,569
   *Bradken, Ltd............................................  42,028    274,227
   *Brambles, Ltd...........................................  19,994    168,879
   *Breville Group, Ltd.....................................   8,927     63,189
    Brickworks, Ltd.........................................   8,373    110,121
    BT Investment Management, Ltd...........................   6,143     18,326
   *Buru Energy, Ltd........................................   2,744      6,714
   *Cabcharge Australia, Ltd................................  29,769    152,624

                                     1129

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   *Caltex Australia, Ltd.................................    27,789 $  563,867
   *Cardno, Ltd...........................................    22,355    158,775
   *Carnarvon Petroleum, Ltd..............................   111,869      7,570
   *carsales.com, Ltd.....................................    15,227    140,960
   *Cash Converters International, Ltd....................    48,397     57,525
   *Cedar Woods Properties, Ltd...........................     1,721      9,423
    Challenger, Ltd.......................................    74,729    300,217
    Clough, Ltd...........................................    65,000     74,473
   *Coal of Africa, Ltd...................................    52,185     20,143
   *Coca-Cola Amatil, Ltd.................................    11,801    170,316
   *Cochlear, Ltd.........................................     2,204    185,493
   *Cockatoo Coal, Ltd....................................   135,281     18,300
   *Coffey International, Ltd.............................    48,876     18,342
   *Commonwealth Bank of Australia NL.....................    51,776  3,483,190
   *Computershare, Ltd....................................     7,697     84,176
    Credit Corp. Group, Ltd...............................     3,280     30,818
    Crown, Ltd............................................    36,305    438,663
    CSG, Ltd..............................................    16,337     10,669
   *CSL, Ltd..............................................     9,911    567,335
    CSR, Ltd..............................................   134,036    282,694
    Data#3, Ltd...........................................     8,941     12,748
  #*David Jones, Ltd......................................   140,183    366,314
   *Decmil Group, Ltd.....................................    35,216     91,615
   *Downer EDI, Ltd.......................................   111,112    520,903
   *Drillsearch Energy, Ltd...............................    74,807    103,643
    DUET Group............................................   136,142    312,295
   *DuluxGroup, Ltd.......................................    15,629     67,194
    DWS, Ltd..............................................    11,284     18,535
    Echo Entertainment Group, Ltd.........................   175,482    657,343
   *Elders, Ltd...........................................   103,979     13,525
   *Emeco Holdings, Ltd...................................   106,704     68,522
   *Energy Resources of Australia, Ltd....................    31,079     44,981
   *Energy World Corp., Ltd...............................   122,411     42,231
   *Envestra, Ltd.........................................   167,485    170,414
   *ERM Power, Ltd........................................     1,889      4,180
    Euroz, Ltd............................................     3,934      5,171
   *Evolution Mining, Ltd.................................    29,661     48,006
  #*Fairfax Media, Ltd....................................   471,068    265,850
    Finbar Group, Ltd.....................................       595        782
   *FKP Property Group, Ltd...............................    53,707     95,734
   *Fleetwood Corp., Ltd..................................    11,607    124,427
   *Flight Centre, Ltd....................................     9,755    309,293
   *Focus Minerals, Ltd................................... 1,002,633     33,504
    Forge Group, Ltd......................................     5,619     34,753
   *Fortescue Metals Group, Ltd...........................    22,863    112,145
   *Funtastic, Ltd........................................    32,496      8,812
   *Goodman Fielder, Ltd..................................   479,218    333,001
    GrainCorp, Ltd. Class A...............................    43,955    553,685
    Grange Resources, Ltd.................................   167,580     49,853
   *Gryphon Minerals, Ltd.................................    28,227     15,165
   *GUD Holdings, Ltd.....................................    16,595    144,437
   *Gunns, Ltd............................................   133,137         --
   *GWA Group, Ltd........................................    60,255    158,217
   *Harvey Norman Holdings, Ltd...........................   117,006    239,600
   *Hastie Group, Ltd.....................................     2,637         --
    HFA Holdings, Ltd.....................................    13,456     13,884
   *Hills Holdings, Ltd...................................    39,391     37,369
   *Horizon Oil, Ltd......................................   133,673     64,160
   *Icon Energy, Ltd......................................    52,698     11,555
   *iiNET, Ltd............................................    27,956    133,323
  #*Iluka Resources, Ltd..................................    20,683    209,652

                                     1130

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
   *Imdex, Ltd..............................................  46,977 $   89,239
    IMF Australia, Ltd......................................   1,965      3,606
    Incitec Pivot, Ltd...................................... 211,711    713,928
   *Independence Group NL...................................  48,028    221,028
   *Infigen Energy, Ltd.....................................  86,150     24,686
   *Insurance Australia Group, Ltd.......................... 247,250  1,293,660
   *Invocare, Ltd...........................................  12,546    120,258
   *IOOF Holdings, Ltd......................................  38,169    328,074
   *Iress, Ltd..............................................   8,789     76,805
   *James Hardie Industries P.L.C...........................  28,661    304,521
    James Hardie Industries P.L.C. Sponsored ADR............   1,236     65,805
   *JB Hi-Fi, Ltd...........................................   6,986     72,248
    Jetset Travelworld, Ltd.................................  25,000     10,508
   *Kagara, Ltd.............................................  60,876      7,618
   *Kingsgate Consolidated, Ltd.............................  34,084    143,434
    Kingsrose Mining, Ltd...................................  24,610     20,276
   *Leighton Holdings, Ltd..................................   4,219     91,211
   *Lend Lease Group NL.....................................  68,655    742,138
   *Linc Energy, Ltd........................................  53,155    135,375
   *M2 Telecommunications Group, Ltd........................   4,476     20,516
   *Macmahon Holdings, Ltd.................................. 196,207     55,425
   *Macquarie Atlas Roads Group NL..........................  61,956    111,107
    Macquarie Group, Ltd....................................  45,640  1,835,616
    Matrix Composites & Engineering, Ltd....................   2,049      3,986
    MaxiTRANS Industries, Ltd...............................  25,564     28,138
   *McMillan Shakespeare, Ltd...............................   5,584     79,992
    McPherson's, Ltd........................................   4,994     11,534
   *Medusa Mining, Ltd......................................  11,455     59,290
    Melbourne IT, Ltd.......................................  27,781     57,918
   *Mermaid Marine Australia, Ltd...........................  28,992    122,948
   *Mesoblast, Ltd..........................................   5,809     36,287
   *Metals X, Ltd........................................... 100,801     16,344
    Metcash, Ltd............................................ 135,022    536,505
   *Miclyn Express Offshore, Ltd............................  13,731     33,851
   *Mincor Resources NL.....................................  43,402     42,348
   *Mineral Deposits, Ltd...................................  26,123    111,461
   *Mineral Resources, Ltd..................................  23,936    257,796
  #*Mirabela Nickel, Ltd.................................... 113,042     55,551
   *Monadelphous Group, Ltd.................................   4,671    129,841
   *Mortgage Choice, Ltd....................................  10,686     20,576
   *Mount Gibson Iron, Ltd.................................. 119,718    104,669
   *Myer Holdings, Ltd...................................... 149,079    387,914
    National Australia Bank, Ltd............................ 137,265  3,922,304
    Navitas, Ltd............................................  20,111    103,842
   *New Hope Corp., Ltd.....................................  32,366    143,554
    Newcrest Mining, Ltd....................................  38,639    946,422
   *Nexus Energy, Ltd....................................... 252,869     50,436
   *NIB Holdings, Ltd.......................................  74,922    171,078
    Norfolk Group, Ltd......................................   4,633      2,561
   *Northern Iron, Ltd......................................   2,689      1,461
   *Northern Star Resources, Ltd............................  38,476     44,716
   *NRW Holdings, Ltd.......................................  33,424     66,973
   *Nufarm, Ltd.............................................  46,222    268,777
    Oakton, Ltd.............................................   1,390      2,072
   *Oil Search, Ltd.........................................  35,591    271,786
   *Orica, Ltd..............................................  15,629    417,930
   *Origin Energy, Ltd...................................... 143,340  1,883,080
    OrotonGroup, Ltd........................................   2,881     22,357
   *OZ Minerals, Ltd........................................  73,491    532,961
   *Pacific Brands, Ltd..................................... 226,091    165,182
   *Paladin Energy, Ltd..................................... 209,906    251,383

                                     1131

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
   *PanAust, Ltd............................................  63,960 $  197,482
   *Panoramic Resources, Ltd................................  62,268     32,922
    Patties Foods, Ltd......................................   1,438      2,477
   *Peet, Ltd...............................................  23,199     28,739
   *Perilya, Ltd............................................  49,865     15,866
   *Perpetual Trustees Australia, Ltd.......................   5,773    234,015
   *Perseus Mining, Ltd.....................................  30,891     63,031
   *Platinum Asset Mangement, Ltd...........................  14,428     72,779
    PMP, Ltd................................................  73,062     12,997
   *Premier Investments, Ltd................................  11,521     89,630
    Primary Health Care, Ltd................................ 109,452    514,320
   *Prime Aet&D Holdings No. 1, Ltd.........................       4         --
    Prime Media Group, Ltd..................................  39,708     39,235
    PrimeAg, Ltd............................................  14,476     17,895
    Programmed Maintenance Service, Ltd.....................  22,341     46,833
   *Qantas Airways, Ltd..................................... 260,289    416,078
   *QBE Insurance Group, Ltd................................  94,225  1,173,508
   *Ramelius Resources, Ltd.................................  61,433     26,351
    Ramsay Health Care, Ltd.................................   7,819    240,864
   *RCG Corp., Ltd..........................................   4,861      2,436
   *RCR Tomlinson, Ltd......................................  12,962     30,454
   *REA Group, Ltd..........................................   4,246     91,154
   *Red Fork Energy, Ltd....................................  16,689     13,410
    Redflex Holdings, Ltd...................................   4,333      7,277
    Reece Australia, Ltd....................................     591     13,544
   *Reed Resources, Ltd.....................................  19,892      3,521
   *Regis Resources, Ltd....................................  16,161     87,867
   *Reject Shop, Ltd. (The).................................   2,325     38,831
   *Resolute Mining, Ltd.................................... 146,519    203,110
   *Retail Food Group, Ltd..................................   6,582     23,312
   *Ridley Corp., Ltd.......................................  46,015     56,575
   *Rio Tinto, Ltd..........................................  20,526  1,425,557
   *Roc Oil Co., Ltd........................................ 153,350     76,959
    Ruralco Holdings, Ltd...................................   1,942      6,672
   *SAI Global, Ltd.........................................  24,140    112,559
   *Salinas Energy, Ltd..................................... 100,200     25,128
    Salmat, Ltd.............................................  11,000     27,010
  #*Samson Oil & Gas, Ltd. Sponsored ADR....................  12,700     10,541
   *Santos, Ltd............................................. 122,307  1,527,872
   *Saracen Mineral Holdings, Ltd...........................  82,991     34,314
    Sedgman, Ltd............................................  11,987     13,536
   *Seek, Ltd...............................................  14,552    127,426
    Select Harvests, Ltd....................................   2,843      5,107
   *Senex Energy, Ltd.......................................  92,776     65,983
    Servcorp, Ltd...........................................   9,992     36,284
   *Seven Group Holdings, Ltd...............................  22,576    226,865
   *Seven West Media, Ltd...................................  13,364     29,296
   *Shopping Centres Australasia Property Group.............   2,257      3,836
   *Sigma Pharmaceuticals, Ltd.............................. 306,359    212,994
   *Silex System, Ltd.......................................   6,346     20,710
   *Silver Lake Resources, Ltd..............................  38,161    101,672
   *Sims Metal Management, Ltd..............................  30,961    303,489
    Sims Metal Management, Ltd. Sponsored ADR...............   4,871     47,151
    Skilled Group, Ltd......................................  34,664    100,526
   *SMS Management & Technology, Ltd........................  10,608     52,810
   *Sonic Healthcare, Ltd...................................  33,632    479,253
   *Southern Cross Media Group, Ltd......................... 126,277    156,405
    SP Ausnet, Ltd..........................................  95,119    114,186
   *Spark Infrastructure Group, Ltd......................... 102,507    187,676
   *Specialty Fashion Group, Ltd............................   8,094      7,809
   *St. Barbara, Ltd........................................ 138,569    207,503

                                     1132

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
AUSTRALIA -- (Continued)
   *Starpharma Holdings, Ltd..............................  16,423 $    21,529
    STW Communications Group, Ltd.........................  62,032      84,030
   *Suncorp Group, Ltd.................................... 168,236   1,864,564
   *Sundance Energy Australia, Ltd........................  22,232      20,789
   *Sunland Group, Ltd....................................  21,844      28,462
   *Super Retail Group, Ltd...............................  25,199     280,225
    Sydney Airport, Ltd...................................  27,320      90,486
    TABCORP Holdings, Ltd................................. 132,175     420,667
   *Tanami Gold NL........................................   5,827       4,041
   *Tap Oil, Ltd..........................................  49,618      34,189
    Tassal Group, Ltd.....................................  24,227      40,180
    Tatts Group, Ltd...................................... 311,632   1,057,699
   *Telstra Corp., Ltd....................................  58,938     282,902
    Telstra Corp., Ltd. ADR...............................     600      14,418
   *Ten Network Holdings, Ltd............................. 366,595     128,831
  #*Texon Petroleum, Ltd..................................  20,289      10,602
   *TFS Corp., Ltd........................................  27,337      16,484
    Thorn Group, Ltd......................................   5,639      12,363
   *Toll Holdings, Ltd.................................... 155,668     858,108
   *Tox Free Solutions, Ltd...............................  21,710      75,920
   *TPG Telecom, Ltd......................................  80,192     228,352
   *Transfield Services, Ltd.............................. 110,789     206,334
   *Transpacific Industries Group, Ltd.................... 193,570     159,603
    Transurban Group, Ltd.................................  38,642     245,939
    Treasury Wine Estates, Ltd............................ 143,385     711,622
   *Troy Resources, Ltd...................................  16,581      58,922
    Trust Co., Ltd. (The).................................   1,137       5,273
   *UGL, Ltd..............................................  37,198     431,570
   *UXC, Ltd..............................................  49,992      56,314
   *Village Roadshow, Ltd.................................   8,877      41,972
   *Virgin Australia Holdings, Ltd. (B43DQC7)............. 312,963     140,479
   *Virgin Australia Holdings, Ltd. (B7L5734)............. 312,963       1,632
    Washington H. Soul Pattinson & Co., Ltd...............   9,507     135,882
    Watpac, Ltd...........................................  32,558      22,463
    WDS, Ltd..............................................  33,762      18,929
   *Webjet, Ltd...........................................  13,416      66,799
   *Wesfarmers, Ltd.......................................  69,797   2,739,057
   *Western Areas, Ltd....................................  12,096      55,298
    Westpac Banking Corp.................................. 129,797   3,797,174
    Whitehaven Coal, Ltd..................................  24,481      83,988
    WHK Group, Ltd........................................  37,000      40,381
    Wide Bay Australia, Ltd...............................   1,410       9,790
   *Woodside Petroleum, Ltd...............................  12,078     447,397
   *Woolworths, Ltd.......................................  11,286     367,671
   *WorleyParsons, Ltd....................................   5,578     147,082
   *Yancoal Australia, Ltd................................  11,151      10,434
                                                                   -----------
TOTAL AUSTRALIA                                                     73,554,060
                                                                   -----------
AUSTRIA -- (0.4%)
    Agrana Beteiligungs AG................................     753     100,958
   *AMAG Austria Metall AG................................       4         131
   *Andritz AG............................................   3,122     205,391
   *A-TEC Industries AG...................................   3,557          --
    Atrium European Real Estate, Ltd......................  24,278     150,044
    Austria Technologie & Systemtechnik AG................     770       8,065
    CA Immobilien Anlagen AG..............................   5,017      74,796
   *Erste Group Bank AG...................................  24,051     809,286
    EVN AG................................................   3,428      55,085
   *Flughafen Wien AG.....................................   2,248     138,517
   *Immofinanz AG.........................................  85,673     375,320
   *Intercell AG..........................................   4,255      10,397

                                     1133

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
AUSTRIA -- (Continued)
   *Kapsch TrafficCom AG....................................    655 $   40,668
   *Lenzing AG..............................................    662     67,564
   *Mayr-Melnhof Karton AG..................................  1,048    124,229
   *Oesterreichischen Post AG...............................  3,093    135,341
   *OMV AG.................................................. 18,845    776,332
    Palfinger AG............................................    168      4,990
  #*Raiffeisen Bank International AG........................  7,285    327,179
   *RHI AG..................................................  3,366    123,279
   *S IMMO AG...............................................  4,858     30,858
   *Schoeller-Bleckmann Oilfield Equipment AG...............  1,205    120,727
    Semperit Holding AG.....................................    982     42,625
    Strabag SE..............................................  2,456     66,705
   *Telekom Austria AG...................................... 15,824    117,308
   *Uniqa Versicherungen AG.................................  3,362     48,180
    Verbund AG..............................................  2,572     54,807
   *Vienna Insurance Group AG Wiener Versicherung Gruppe....  7,150    377,764
   *Voestalpine AG.......................................... 17,303    634,412
   *Wienerberger AG......................................... 24,004    245,486
   *Zumtobel AG.............................................  3,317     47,807
                                                                    ----------
TOTAL AUSTRIA...............................................         5,314,251
                                                                    ----------
BELGIUM -- (0.9%)
   *Ablynx NV...............................................  6,382     54,667
   *Ackermans & van Haaren NV...............................  5,771    535,584
   *Ageas NV................................................ 53,583  1,769,843
   *Agfa-Gevaert NV......................................... 35,268     71,404
    Anheuser-Busch InBev NV.................................  5,871    516,578
    Anheuser-Busch InBev NV Sponsored ADR................... 13,736  1,217,010
   *Arseus NV...............................................  4,228     98,957
    Atenor Group NV.........................................     67      2,979
    Banque Nationale de Belgique............................     39    138,708
   *Barco NV................................................  3,113    247,386
   *Bekaert NV..............................................  4,014    120,693
    Belgacom SA.............................................  8,995    274,412
   *Colruyt SA..............................................  2,370    114,946
   *Compagnie d'Entreprises SA..............................  2,275    141,000
    Compagnie Immobiliere de Belgique SA....................    189      7,777
    Compagnie Maritime Belge SA.............................  3,221     66,029
   *Deceuninck NV........................................... 18,601     34,745
    Delhaize Group SA....................................... 12,009    569,763
   *Delhaize Group SA Sponsored ADR......................... 11,639    551,107
   *D'ieteren SA/NV.........................................  5,520    244,396
   *Econocom Group..........................................  8,136     66,173
   *Elia System Operator SA.................................  3,684    172,015
   *Euronav SA..............................................  5,837     35,033
   *EVS Broadcast Equipment SA..............................  1,521     90,730
   *Exmar NV................................................  8,774     89,988
   *Galapagos NV............................................  6,113    147,060
   *Ion Beam Applications SA................................  3,199     25,944
    Jensen-Group NV.........................................    324      4,905
   *KBC Groep NV............................................ 26,942  1,060,606
   *Kinepolis Group NV......................................  1,570    183,572
    Lotus Bakeries NV.......................................     19     14,687
   *Melexis NV..............................................  2,127     40,335
    Mobistar SA.............................................  1,159     31,808
   *Nyrstar NV.............................................. 26,530    153,932
    Recticel SA.............................................  6,887     53,164
    Resilux SA..............................................    348     29,656
    Roularta Media Group NV.................................  1,508     24,847
    Sioen Industries NV.....................................  4,172     38,581
   *Sipef NV................................................  1,027     89,465

                                     1134

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
   *Solvay SA..............................................   8,168 $ 1,283,299
    Telenet Group Holding NV...............................   4,618     217,686
   *Tessenderlo Chemie NV..................................   6,750     234,998
   *ThromboGenics NV.......................................   2,876     149,832
    UCB SA.................................................  15,172     875,746
   *Umicore SA.............................................  14,109     734,074
   *Van de Velde NV........................................     560      27,368
                                                                    -----------
TOTAL BELGIUM..............................................          12,653,488
                                                                    -----------
BRAZIL -- (1.9%)
    AES Tiete SA...........................................   3,400      31,809
    Aliansce Shopping Centers SA...........................  14,656     190,252
    All America Latina Logistica SA........................  86,800     377,912
    Amil Participacoes SA..................................  12,785     200,441
    Anhanguera Educacional Participacoes SA................  26,017     506,269
    Arezzo Industria e Comercio SA.........................   5,000      94,157
    Arteris SA.............................................  15,270     158,808
   *B2W Cia Global Do Varejo SA............................  10,800      82,762
   *Banco ABC Brasil SA....................................     263       1,920
    Banco Alfa de Investimento SA..........................  14,300      40,860
    Banco Bradesco SA......................................  55,648     988,969
    Banco do Brasil SA.....................................  71,297     873,602
    Banco Santander Brasil SA ADR.......................... 102,545     760,884
    Bematech SA............................................   6,000      21,995
    BM&F Bovespa SA........................................ 246,373   1,724,679
    BR Malls Participacoes SA..............................  48,200     623,997
    Brasil Brokers Participacoes SA........................  23,200      73,630
    BRF - Brasil Foods SA..................................   9,416     206,822
   #BRF - Brasil Foods SA ADR..............................  31,160     691,752
    Brookfield Incorporacoes SA............................  87,670     148,806
    CCR SA.................................................  21,200     218,776
   *CCX Carvao da Colombia SA..............................   6,100      11,457
    Centrais Eletricas Brasilerias SA......................   3,500      12,514
    CETIP SA - Mercados Organizados........................   9,194     115,655
    Cia de Saneamento Basico do Estado de Sao Paulo ADR....   8,600     382,786
    Cia de Saneamento de Minas Gerais-Copasa SA............  10,400     253,087
    Cia Energetica de Minas Gerais SA......................   1,719      18,583
    Cia Hering SA..........................................   9,177     174,567
   *Cia Paranaense de Energia SA...........................   1,200      15,656
    Cia Providencia Industria e Comercio SA................   1,300       5,875
    Cia Siderurgica Nacional SA Sponsored ADR..............  31,622     171,707
    Cielo SA...............................................   7,453     210,794
    Cosan SA Industria e Comercio..........................  29,400     693,901
    CPFL Energia SA........................................   8,400      85,630
    Cremer SA..............................................  10,900      78,000
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes........................................  60,900     536,719
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes........................................     300       3,714
    Diagnosticos da America SA.............................  49,769     353,645
    Direcional Engenharia SA...............................   7,900      59,706
    Duratex SA.............................................  42,840     297,741
    EcoRodovias Infraestrutura e Logistica SA..............  11,954     105,772
    Embraer SA.............................................  44,200     365,124
    Embraer SA ADR.........................................  20,543     677,303
    Energias do Brazil SA..................................  51,600     315,868
    Equatorial Energia SA..................................  13,707     129,061
    Estacio Participacoes SA...............................  13,584     300,828
    Eternit SA.............................................  24,972     105,463
    Even Construtora e Incorporadora SA....................  32,400     158,961
    EZ Tec Empreendimentos e Participacoes SA..............  13,000     169,081
   *Fibria Celulose SA.....................................  10,683     130,899
  #*Fibria Celulose SA Sponsored ADR.......................  39,481     487,196

                                     1135

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
BRAZIL -- (Continued)
    Fleury SA...............................................   5,600 $   62,571
   *Gafisa SA...............................................  10,200     25,457
  #*Gafisa SA ADR...........................................  54,377    267,535
   *General Shopping Brasil SA..............................   6,700     33,612
    Gerdau SA...............................................  25,700    198,233
    Grendene SA.............................................  20,200    177,721
   *Guararapes Confeccoes SA................................   1,200     65,678
    Helbor Empreendimentos SA...............................  27,366    159,412
   *Hypermarcas SA..........................................  71,798    620,145
    Iguatemi Empresa de Shopping Centers SA.................  13,000    188,405
    Iochpe-Maxion SA........................................   8,800    115,339
    Itau Unibanco Holding SA................................  13,673    230,086
   *JBS SA.................................................. 107,864    413,289
    JHSF Participacoes SA...................................  23,200    101,009
    JSL SA..................................................  14,000    105,948
    Kepler Weber SA.........................................   2,900     17,796
   *Kroton Educacional SA Common Shares.....................  12,678    311,327
    Light SA................................................  14,507    149,197
    Localiza Rent a Car SA..................................   6,900    126,818
   *Log-in Logistica Intermodal SA..........................   6,500     27,386
    Lojas Americanas SA.....................................  22,863    194,376
    Lojas Renner SA.........................................   8,000    320,225
    LPS Brasil Consultoria de Imoveis SA....................   2,300     40,887
   *Lupatech SA.............................................   2,100      2,099
    M. Dias Branco SA.......................................   6,316    250,597
    Magnesita Refratarios SA................................  23,138     93,186
    Mahle-Metal Leve SA Industria e Comercio................   6,900     93,381
   *Marfrig Alimentos SA....................................  36,867    189,764
    Marisa Lojas SA.........................................   3,200     52,628
    Mills Estruturas e Servicos de Engenharia SA............   8,457    142,270
    Minerva SA..............................................  15,200     99,229
   *MMX Mineracao e Metalicos SA (B18XCG7)..................  50,026     85,162
   *MMX Mineracao e Metalicos SA (B8GB3B4)..................  27,957     47,031
    MRV Engenharia e Participacoes SA.......................  73,269    419,447
    Multiplan Empreendimentos Imobiliarios SA...............   9,675    279,607
    Multiplus SA............................................   2,600     55,882
    Natura Cosmeticos SA....................................   6,100    164,496
    OdontoPrev SA...........................................  40,500    206,430
    Oi SA...................................................  10,605     54,054
    Oi SA ADR (670851104)...................................   2,918     14,678
   #Oi SA ADR (670851203)...................................  71,973    295,809
   *OSX Brasil SA...........................................  15,000     67,793
   *Paranapanema SA.........................................  40,580    105,966
    PDG Realty SA Empreendimentos e Participacoes........... 208,547    330,936
    Petroleo Brasileiro SA ADR..............................  90,141  1,647,777
    Porto Seguro SA.........................................  28,377    340,578
   *Positivo Informatica SA.................................   7,200     18,331
    Profarma Distribuidora de Produtos Farmaceuticos SA.....   3,400     28,991
   *QGEP Participacoes SA...................................  16,800    115,496
    Raia Drogasil SA........................................  14,250    159,220
    Restoque Comercio e Confeccoes de Roupas SA.............   6,600     28,503
    Rodobens Negocios Imobiliarios SA.......................   4,000     27,619
    Rossi Residencial SA (B0WPDR0)..........................  67,300    141,944
   *Rossi Residencial SA (B8L5R19)..........................  20,854     44,088
    Santos Brasil Participacoes SA..........................   5,850     94,007
    Sao Martinho SA.........................................   9,800    140,257
    SLC Agricola SA.........................................  15,400    166,888
    Sonae Sierra Brasil SA..................................   3,937     60,399
    Souza Cruz SA...........................................   7,500    124,099
   *Springs Global Participacoes SA.........................  10,400     15,616
    Sul America SA..........................................  32,877    307,413

                                     1136

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BRAZIL -- (Continued)
    Tecnisa SA.............................................  24,255 $    90,621
    Tegma Gestao Logistica SA..............................   3,550      60,612
    Telefonica Brasil SA...................................   1,747      38,513
   *Tempo Participacoes SA.................................  15,600      28,124
    Terna Participacoes SA.................................  13,600     160,494
    Tim Participacoes SA...................................  12,200      53,913
    Tim Participacoes SA ADR...............................   6,220     136,840
    Totvs SA...............................................  17,500     381,136
    Tractebel Energia SA...................................   2,700      47,984
    Triunfo Participacoes e Investimentos SA...............   4,800      29,841
    Usinas Siderurgicas de Minas Gerais SA.................  18,960     106,161
    Vale SA Sponsored ADR..................................  61,900   1,248,523
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA.........................  10,175     216,902
   *Vanguarda Agro SA...................................... 451,906      99,851
   *Viver Incorporadora e Construtora SA...................  38,650      17,274
    WEG SA.................................................  22,128     280,691
                                                                    -----------
TOTAL BRAZIL...............................................          27,907,998
                                                                    -----------
CANADA -- (7.4%)
   *5N Plus, Inc...........................................   7,800      17,752
    Aastra Technologies, Ltd...............................   1,700      30,680
   *Absolute Software Corp.................................   6,980      38,770
   *Advantage Oil & Gas, Ltd...............................  30,765      88,834
    Aecon Group, Inc.......................................  13,100     156,034
   *AEterna Zentaris, Inc..................................     893       2,533
    AG Growth International, Inc...........................   2,000      65,751
   *AGF Management, Ltd. Class B...........................  19,800     223,132
    Agnico-Eagle Mines, Ltd................................  12,452     569,666
    Agrium, Inc............................................  11,437   1,297,470
    Aimia, Inc.............................................  38,180     613,621
   *Ainsworth Lumber Co., Ltd..............................   7,780      21,100
   *Air Canada Class A.....................................   4,133      10,235
   *Alacer Gold Corp.......................................  21,380      97,533
   *Alamos Gold, Inc.......................................   9,100     139,867
   *Alexco Resource Corp...................................   4,900      20,879
    Algoma Central Corp....................................   3,600      52,336
    Algonquin Power & Utilities Corp.......................  34,927     256,682
   *Alimentation Couche-Taro, Inc. Class B.................  10,985     535,924
    Alliance Grain Traders, Inc............................   4,411      56,166
    AltaGas, Ltd...........................................  12,693     449,358
   *Alterra Power Corp.....................................  20,706       8,512
    Altus Group, Ltd.......................................   1,400      11,580
    Amerigo Resources, Ltd.................................  42,500      30,680
   *Amica Mature Lifestyles, Inc...........................   1,900      17,621
   *Angle Energy, Inc......................................  13,695      37,897
   *Antrim Energy, Inc.....................................  36,800      18,817
    ARC Resources, Ltd.....................................  22,283     524,345
  #*Argonaut Gold, Inc.....................................  16,193     147,740
   *Arsenal Energy, Inc....................................  42,000      26,108
    Astral Media, Inc. Class A.............................  11,343     533,146
    Atco, Ltd. Class I.....................................   3,600     302,105
   *Atna Resource, Ltd.....................................  15,567      16,856
   *Atrium Innovations, Inc................................   6,300      81,166
   *ATS Automation Tooling System, Inc.....................  19,657     190,185
   *Aura Minerals, Inc.....................................   9,224       3,329
   *AuRico Gold, Inc. (05155C105)..........................   4,588      32,345
   *AuRico Gold, Inc. (2287317)............................  53,863     378,564
   *Aurizon Mines, Ltd.....................................  20,000      92,641
    AutoCanada, Inc........................................   2,911      51,309
    AvenEx Energy Corp.....................................   9,077      22,479
   *B2Gold Corp............................................  29,400     113,190

                                     1137

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    Badger Daylighting, Ltd..................................    600 $   20,543
   *Ballard Power Systems, Inc............................... 23,900     15,575
    Bank of Montreal......................................... 41,930  2,648,056
    Bank of Nova Scotia...................................... 42,381  2,492,125
  #*Bankers Petroleum, Ltd................................... 45,014    138,553
    Barrick Gold Corp. (067901108)........................... 27,706    884,376
    Barrick Gold Corp. (2024644)............................. 29,995    955,125
    Baytex Energy Corp.......................................  1,522     69,981
    BCE, Inc................................................. 21,200    941,821
    Bell Aliant, Inc.........................................  8,152    212,259
   *Bellatrix Exploration, Ltd............................... 27,800    140,198
   *Birchcliff Energy, Ltd................................... 22,000    161,019
    Bird Construction, Inc...................................  2,700     37,790
    Black Diamond Group, Ltd.................................  4,394     96,391
   *BlackPearl Resources, Inc................................ 53,132    165,139
   *BNK Petroleum, Inc....................................... 10,581      5,198
    Bombardier, Inc. Class A.................................  7,100     28,474
   *Bombardier, Inc. Class B................................. 54,332    212,992
    Bonavista Energy Corp.................................... 36,245    489,856
   *Bonterra Energy Corp.....................................    800     37,899
   *Boralex, Inc. Class A....................................  5,500     50,456
   *Brigus Gold Corp......................................... 24,906     22,973
    Brookfield Asset Management, Inc. Class A................  9,700    357,988
    Brookfield Office Properties, Inc........................  8,100    133,430
   *Brookfield Residential Properties, Inc...................  5,399    108,034
    CAE, Inc................................................. 26,952    291,030
    Calfrac Well Services, Ltd...............................  6,747    173,444
    Calian Technologies, Ltd.................................  1,800     39,451
   *Calvalley Petroleums, Inc. Class A....................... 10,000     20,854
    Cameco Corp.............................................. 44,846    966,702
    Canaccord Financial, Inc................................. 25,763    191,403
    Canada Bread Co., Ltd....................................    900     46,723
   *Canada Lithium Corp...................................... 71,900     62,716
    Canadian Energy Services & Technology Corp...............  2,100     24,613
    Canadian Imperial Bank of Commerce....................... 18,470  1,540,710
    Canadian National Railway Co.............................  6,500    623,867
    Canadian Natural Resources, Ltd. (136385101).............  5,903    178,389
    Canadian Natural Resources, Ltd. (2171573)............... 41,220  1,244,783
   *Canadian Oil Sands, Ltd.................................. 10,508    221,138
    Canadian Pacific Railway, Ltd............................  9,072  1,047,364
   *Canadian Tire Corp. Class A..............................  9,261    644,575
    Canadian Utilities, Ltd. Class A......................... 10,340    790,480
    Canadian Western Bank.................................... 13,804    426,825
   *Canadian Zinc Corp.......................................    679        436
   *Canam Group, Inc. Class A................................  4,700     30,724
    CanElson Drilling, Inc...................................  3,000     14,588
   *Canfor Corp.............................................. 19,304    355,732
   *Canfor Pulp Products, Inc................................  8,120     81,412
    CanWel Building Materials Group, Ltd.....................  2,200      5,603
   *Canyon Services Group, Inc............................... 13,500    149,564
    Capital Power Corp.......................................  7,740    180,036
    Capstone Infrastructure Corp............................. 14,438     64,127
  #*Capstone Mining Corp..................................... 75,923    188,019
    Cascades, Inc............................................ 15,187     66,540
    Cash Store Financial Services, Inc. (The)................  2,500     10,151
   *Catamaran Corp........................................... 12,320    639,222
    Cathedral Energy Services, Ltd...........................  6,216     34,464
   *CCL Industries, Inc. Class B.............................  5,735    306,645
   *Celestica, Inc........................................... 43,600    340,529
   *Celtic Exploration, Ltd.................................. 11,800    314,343
    Cenovus Energy, Inc...................................... 20,055    665,752

                                     1138

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
CANADA -- (Continued)
    Centerra Gold, Inc........................................  16,528 $150,134
   *Cequence Energy, Ltd......................................  19,274   25,315
    Cervus Equipment Corp.....................................     300    5,727
   *CGI Group, Inc. Class A...................................  27,460  736,745
   *China Gold International Resources Corp., Ltd.............  36,717  128,476
   *Chinook Energy, Inc.......................................   5,456    7,932
    Churchill Corp. Class A (The).............................   4,006   35,666
    CI Financial Corp.........................................   4,800  128,590
    Cineplex, Inc.............................................   8,595  275,757
   *Claude Resources, Inc.....................................  32,900   18,142
    CML HealthCare, Inc.......................................   5,885   41,420
    Cogeco Cable, Inc.........................................   4,000  171,285
    Cogeco, Inc...............................................     630   25,158
    Colabor Group, Inc........................................   4,766   36,125
   *COM DEV International, Ltd................................  22,160   71,763
   *Computer Modelling Group, Ltd.............................   1,462   32,189
  #*Connacher Oil & Gas, Ltd.................................. 111,132   18,385
   *Constellation Software, Inc...............................     500   62,658
    Contrans Group, Inc. Class A..............................   2,500   26,343
  #*Copper Mountain Mining Corp...............................  24,100   84,811
    Corby Distilleries, Ltd. Class A..........................   1,600   29,998
  #*Corridor Resources, Inc...................................   9,600    7,026
    Corus Entertainment, Inc. Class B.........................  16,562  414,133
    Cott Corp. (22163N106)....................................   1,202   10,890
    Cott Corp. (2228952)......................................  19,200  174,213
    Crescent Point Energy Corp................................  18,207  704,257
   *Crew Energy, Inc..........................................  23,007  137,248
   *Crocotta Energy, Inc......................................   7,581   19,990
   *Davis & Henderson Corp....................................  13,498  294,347
   *DeeThree Exploration, Ltd.................................  11,400   77,836
   *Delphi Energy Corp........................................  23,300   26,164
  #*Denison Mines Corp........................................  78,945  108,437
   *Descartes Systems Group, Inc. (The).......................   9,700   91,418
   *Dollarama, Inc............................................   4,957  301,575
    Dorel Industries, Inc. Class B............................   7,913  315,600
   *DragonWave, Inc...........................................   9,100   18,977
   *Duluth Metals, Ltd........................................   2,700    6,145
  #*Dundee Precious Metals, Inc...............................  19,700  175,392
   *Eastern Platinum, Ltd..................................... 156,800   30,656
    E-L Financial Corp., Ltd..................................     184   92,240
    Eldorado Gold Corp. (2307873).............................  39,568  442,333
   *Eldorado Gold Corp. (284902103)...........................  13,404  150,125
   *Elgin Mining, Inc.........................................   6,000    4,211
    Emera, Inc................................................   3,544  126,282
   *Empire Co., Ltd. Class A..................................   6,412  386,880
    Enbridge Income Fund Holdings, Inc........................   5,225  132,851
    Enbridge, Inc.............................................  15,590  685,404
   #Encana Corp...............................................  45,510  879,720
   *Endeavour Mining Corp.....................................      --       --
   *Endeavour Silver Corp.....................................   2,400   16,459
    Enerflex, Ltd.............................................   9,300  114,035
   *Energy Fuels, Inc.........................................  87,315   14,882
    Enerplus Corp. (292766102)................................  17,936  241,239
    Enerplus Corp. (B584T89)..................................  24,063  323,043
    Enghouse Systems, Ltd.....................................   2,022   36,410
    Ensign Energy Services, Inc...............................  26,581  454,121
   *Epsilon Energy, Ltd.......................................  14,800   59,058
   *Equal Energy, Ltd.........................................   2,755    8,425
    Equitable Group, Inc......................................   3,000  108,221
    Essential Energy Services, Ltd............................  22,949   49,009
   *Etrion Corp...............................................   7,034    2,833

                                     1139

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
CANADA -- (Continued)
   *Evertz Technologies, Ltd................................  4,665 $   75,489
   *Excellon Resources, Inc................................. 14,500      7,269
    Exchange Income Corp....................................    857     23,749
    Exco Technologies, Ltd..................................  3,100     18,431
   *EXFO, Inc...............................................  5,100     28,277
   *Fairfax Financial Holdings, Ltd.........................  2,830  1,015,781
   *Finning International, Inc..............................  8,156    208,847
    Firm Capital Mortgage Investment Corp...................    500      6,933
    First Capital Realty, Inc...............................  5,800    109,906
   *First Majestic Silver Corp.............................. 16,200    295,933
    First National Financial Corp...........................    800     14,806
   *First Quantum Minerals, Ltd............................. 39,500    796,416
   *FirstService Corp.......................................  2,200     64,738
    Fortis, Inc.............................................  9,300    322,992
   *Fortress Paper, Ltd. Class A............................  1,649     13,574
   *Fortuna Silver Mines, Inc............................... 13,100     54,638
    Gamehost, Inc...........................................  1,100     14,293
   *Genesis Land Development Corp........................... 12,700     44,057
    Genivar, Inc............................................  5,596    117,598
    Genworth MI Canada, Inc.................................  8,307    200,804
    George Weston, Ltd......................................  5,911    425,872
    Gibson Energy, Inc......................................  5,200    130,964
    Gildan Activewear, Inc.................................. 16,914    622,532
    Glacier Media, Inc......................................  1,400      2,681
    Glentel, Inc............................................    800     14,036
   *GLG Life Tech Corp......................................  2,421      1,602
   *Gluskin Sheff & Associates, Inc.........................    900     15,214
   *GLV, Inc. Class A.......................................  6,118     12,513
    GMP Capital, Inc........................................  9,669     66,502
    Goldcorp, Inc. (2676302)................................ 32,117  1,131,211
    Goldcorp, Inc. (380956409).............................. 16,407    579,003
   *Golden Star Resources, Ltd.............................. 67,800    108,763
   *Gran Tierra Energy, Inc. (38500T101)....................    444      2,367
   *Gran Tierra Energy, Inc. (B2PPCS5)...................... 51,696    275,740
   *Granite Real Estate Investment Trust....................  5,901    231,924
   *Great Basin Gold, Ltd................................... 67,300      5,398
   *Great Canadian Gaming Corp.............................. 11,000    100,361
   *Great Panther Silver, Ltd............................... 14,400     21,801
    Great-West Lifeco, Inc.................................. 14,700    381,722
   *Guyana Goldfields, Inc..................................  6,900     23,383
   *Harry Winston Diamond Corp.............................. 18,900    278,933
    Heroux-Devtek, Inc......................................  6,091     56,672
   *High River Gold Mines, Ltd.............................. 58,259     81,775
    HNZ Group, Inc..........................................    700     16,247
    Home Capital Group, Inc.................................  4,100    249,231
    Horizon North Logistics, Inc............................ 10,977     66,474
   *HudBay Minerals, Inc. (443628102).......................  1,920     22,310
    HudBay Minerals, Inc. (B05BDX1)......................... 33,937    394,695
    Husky Energy, Inc....................................... 21,200    661,039
    IAMGOLD Corp. (2446646)................................. 39,526    324,562
    IAMGOLD Corp. (450913108)............................... 35,221    290,573
    IBI Group, Inc..........................................  1,981     12,135
    IGM Financial, Inc......................................  3,400    148,286
   *Imax Corp...............................................  5,500    129,918
   *Imperial Metals Corp....................................  4,800     64,584
    Imperial Oil, Ltd.......................................  3,300    144,917
    Indigo Books & Music, Inc...............................  1,800     19,346
    Industrial Alliance Insurance & Financial Services,
      Inc................................................... 18,736    654,652
    Inmet Mining Corp....................................... 11,624    839,110
    Innergex Renewable Energy, Inc.......................... 12,780    131,080
    Intact Financial Corp................................... 14,100    928,219

                                     1140

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
CANADA -- (Continued)
   *International Forest Products, Ltd. Class A...........  13,604 $  119,618
    International Minerals Corp...........................   4,500     20,889
   *Intertape Polymer Group, Inc..........................  12,470    121,024
   *Ithaca Energy, Inc....................................   8,326     16,946
   *Ivanhoe Energy, Inc...................................  67,400     56,088
  #*Jaguar Mining, Inc....................................  19,700     15,209
    Jean Coutu Group PJC, Inc. Class A (The)..............  14,900    226,772
    Just Energy Group, Inc................................  17,846    176,957
  #*Katanga Mining, Ltd...................................  78,989     58,604
    K-Bro Linen, Inc......................................   1,229     36,596
    Keyera Corp...........................................   2,500    130,088
    Killam Properties, Inc................................   8,635    112,548
   *Kinross Gold Corp. (496902404)........................   7,412     61,001
    Kinross Gold Corp. (B03Z841).......................... 124,724  1,022,902
   *Kirkland Lake Gold, Inc...............................   1,800     10,918
   *Lake Shore Gold Corp..................................  56,700     48,889
    Laurentian Bank of Canada.............................   7,442    329,048
   *Legacy Oil & Gas, Inc.................................  27,634    192,280
    Leisureworld Senior Care Corp.........................   5,009     63,579
    Leon's Furniture, Ltd.................................   4,744     64,591
    Linamar Corp..........................................  14,854    381,254
    Liquor Stores N.A., Ltd...............................   4,037     77,105
   #Loblaw Cos., Ltd......................................  13,483    541,537
   *Long Run Exploration, Ltd.............................  19,934     87,940
   *Lundin Mining Corp.................................... 108,636    558,755
   *MacDonald Dettweiler & Associates, Ltd................   5,145    323,536
    Magna International, Inc..............................  34,872  1,822,616
   *Mainstreet Equity Corp................................   1,610     52,865
   *Major Drilling Group International, Inc...............  13,800    137,114
    Manitoba Telecom Services, Inc........................   4,000    133,106
    Manulife Financial Corp............................... 113,172  1,633,925
   *Maple Leaf Foods, Inc.................................  15,875    204,207
   *Martinrea International, Inc..........................  14,801    134,001
   *MBAC Fertilizer Corp..................................   2,390      8,291
   *McEwen Mining - Minera Andes Acquisition Corp.........  19,800     61,937
   *MEG Energy Corp.......................................   8,300    283,685
   *MEGA Brands, Inc......................................   4,100     44,108
    Melcor Developments, Ltd..............................     200      3,880
   *Mercator Minerals, Ltd................................  15,420      7,266
    Methanex Corp.........................................  18,500    665,325
   *Metro, Inc............................................  12,975    805,506
   #Migao Corp............................................  14,924     25,437
   *Mood Media Corp.......................................   8,100     15,105
    Morneau Shepell, Inc..................................   7,175     93,158
    Mullen Group, Ltd.....................................  11,071    254,964
    National Bank of Canada...............................  18,272  1,453,113
    Nevsun Resources, Ltd. (2631486)......................  17,593     74,436
    Nevsun Resources, Ltd. (64156L101)....................  11,137     46,553
   *New Gold, Inc.........................................  55,980    543,860
   *New Millennium Iron Corp..............................   7,500      8,647
    Newalta Corp..........................................   8,340    134,206
    Nexen, Inc............................................  62,717  1,677,651
   *Niko Resources, Ltd...................................   6,443     67,246
   *Norbord, Inc..........................................   3,790    111,146
    Nordion, Inc..........................................  13,200     92,906
   *North American Energy Partners, Inc...................   3,938     14,806
  #*North American Palladium, Ltd.........................  57,773     96,732
    North West Co., Inc. (The)............................   3,129     72,594
    Northland Power, Inc..................................  14,085    276,080
   *Nuvista Energy, Ltd...................................  24,307    127,457
  #*OceanaGold Corp.......................................  62,461    170,337

                                     1141

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
   *Onex Corp...............................................  13,600 $  592,597
   *Open Text Corp..........................................   4,600    268,326
   *Orvana Minerals Corp....................................  32,351     31,138
   *Osisko Mining Corp......................................  57,725    399,920
   *Pace Oil & Gas, Ltd.....................................     920      2,970
    Pacific Rubiales Energy Corp............................  24,929    581,603
   *Paladin Labs, Inc.......................................     983     43,601
    Pan American Silver Corp. (2669272).....................  29,646    517,786
    Pan American Silver Corp. (697900108)...................   1,670     29,242
   *Paramount Resources, Ltd. Class A.......................   3,700    120,192
   *Parex Resources, Inc....................................  16,758     95,770
    Parkland Fuel Corp......................................   3,228     64,178
   *Pason Systems, Inc......................................   2,400     40,930
   *Patheon, Inc............................................  13,643     50,337
    Pembina Pipeline Corp...................................  20,289    588,695
    Pengrowth Energy Corp................................... 108,524    495,071
    Penn West Petroleum, Ltd................................  61,376    620,898
   *Perpetual Energy, Inc...................................  13,463     13,363
   *Petaquilla Minerals, Ltd................................  21,700     12,184
   *PetroBakken Energy, Ltd.................................  40,296    355,529
   *Petrobank Energy & Resources, Ltd.......................  19,410     16,736
    Petrominerales, Ltd.....................................   8,779     78,161
    Peyto Exploration & Development Corp....................   4,163     96,082
    PHX Energy Services Corp................................   2,917     27,696
    Poseidon Concepts Corp..................................   2,591      3,273
    Potash Corp. of Saskatchewan, Inc.......................   6,500    276,123
    Precision Drilling Corp. (74022D308)....................   1,701     15,564
    Precision Drilling Corp. (B5YPLH9)......................  47,071    431,350
    Premium Brands Holdings Corp............................   3,200     55,183
   *Primero Mining Corp. (74164W106)........................   1,100      6,831
   *Primero Mining Corp. (B4Z8FV2)..........................   9,000     56,036
    Progressive Waste Solutions, Ltd........................  23,419    520,318
    Pulse Seismic, Inc......................................   7,388     21,333
   *Pure Technologies, Ltd..................................     800      3,513
    Quebecor, Inc. Class B..................................   9,000    379,346
   *Questerre Energy Corp. Class A..........................  32,700     30,162
   *Ram Power Corp..........................................  20,360      5,001
    Reitmans Canada, Ltd....................................   2,400     28,755
   *Reitmans Canada, Ltd. Class A...........................   9,700    122,441
  #*Research In Motion, Ltd. (2117265)......................  41,269    534,585
   *Research In Motion, Ltd. (760975102)....................  13,524    175,542
   *Richelieu Hardware, Ltd.................................   2,868    113,581
   *Richmont Mines, Inc.....................................   2,400      7,363
    Ritchie Brothers Auctioneers, Inc.......................   4,100     89,449
   *RMP Energy, Inc.........................................  24,200     80,553
    Rocky Mountain Dealerships, Inc.........................   1,878     23,273
    Rogers Communications, Inc. Class B.....................   4,600    213,766
    Rogers Sugar, Inc.......................................  15,130     96,478
    RONA, Inc...............................................  27,468    333,505
    Royal Bank of Canada....................................  55,774  3,473,713
   *Russel Metals, Inc......................................  10,876    305,540
   *San Gold Corp...........................................  24,300     16,567
   *Sandvine Corp...........................................  27,400     48,899
   *Santonia Energy, Inc....................................  12,865     17,026
   *Saputo, Inc.............................................   4,200    208,863
    Savanna Energy Services Corp............................  18,200    133,571
  #*Scorpio Mining Corp.....................................  20,255     20,105
    Sears Canada, Inc.......................................     156      1,492
   *Secure Energy Services, Inc.............................  14,037    147,210
    SEMAFO, Inc.............................................  38,679    108,196
    Shaw Communictions, Inc. Class B........................  10,510    245,943

                                     1142

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------ ----------
CANADA -- (Continued)
    ShawCor, Ltd. Class A................................. 10,511 $  422,590
    Sherritt International Corp........................... 66,432    391,638
    Shoppers Drug Mart Corp............................... 11,800    489,793
   *Sierra Wireless, Inc..................................  7,200     82,005
   *Silver Standard Resources, Inc. (2218458)............. 12,753    153,819
   *Silver Standard Resources, Inc. (82823L106)...........  4,091     49,297
    Silver Wheaton Corp...................................  7,500    261,004
   *SNC-Lavalin Group, Inc................................  3,784    169,017
    Softchoice Corp.......................................  1,700     20,283
   *Sonde Resources Corp..................................  8,700     13,956
   *Southern Pacific Resource Corp........................ 85,097    102,383
   *SouthGobi Resources, Ltd.............................. 15,700     36,204
    Sprott Resource Corp.................................. 25,617    116,604
    Sprott Resource Lending Corp..........................  2,000      3,008
    Sprott, Inc...........................................  1,097      4,619
   *St. Andrew Goldfields, Ltd............................  7,000      3,474
    Stantec, Inc..........................................  8,271    338,834
    Stella-Jones, Inc.....................................    500     37,853
    Strad Energy Services, Ltd............................    100        364
    Student Transportation, Inc...........................  8,498     55,381
    Sun Life Financial, Inc............................... 54,557  1,591,747
    Suncor Energy, Inc.................................... 99,388  3,378,036
   *SunOpta, Inc. (2817510)...............................  4,800     34,265
   *SunOpta, Inc. (8676EP108).............................  9,100     65,156
    Superior Plus Corp.................................... 19,700    214,500
   *Surge Energy, Inc..................................... 17,894     62,792
    Talisman Energy, Inc. (2068299)....................... 73,400    916,948
    Talisman Energy, Inc. (87425E103)..................... 14,012    175,430
   *Taseko Mines, Ltd..................................... 52,390    173,863
    Teck Resources, Ltd. Class A..........................    200      7,604
    Teck Resources, Ltd. Class B.......................... 43,200  1,574,413
    Telus Corp. Non-Voting................................ 12,332    829,882
   *Tembec, Inc...........................................  8,992     26,505
   *Teranga Gold Corp. (B4L8QT1).......................... 13,832     27,474
   *Teranga Gold Corp. (B5TDK82)..........................  7,980     15,762
   *Tethys Petroleum, Ltd.................................  4,500      2,572
  #*Thompson Creek Metals Co., Inc........................ 29,340    119,137
   *Thompson Creek Metals Co., Inc........................ 11,912     48,482
    Thomson Reuters Corp.................................. 24,281    743,718
    Tim Hortons, Inc......................................  5,075    254,462
    TORC Oil & Gas, Ltd...................................  7,049     15,690
   *Toromont Industries, Ltd..............................  9,571    213,030
    Toronto-Dominion Bank (The)........................... 55,000  4,592,892
    Torstar Corp. Class B................................. 12,400     98,340
    Total Energy Services, Inc............................  4,900     74,674
   *Tourmaline Oil Corp...................................  8,926    302,933
    TransAlta Corp........................................ 39,370    633,141
    TransCanada Corp...................................... 42,811  2,026,376
    Transcontinental, Inc. Class A........................ 14,411    167,748
    TransForce, Inc....................................... 11,700    259,831
   *TransGlobe Energy Corp. (2470548).....................  8,400     71,839
   *TransGlobe Energy Corp. (893662106)...................  1,119      9,579
    Trican Well Service, Ltd.............................. 34,889    477,476
    Trilogy Energy Corp...................................  2,800     79,559
    Trinidad Drilling, Ltd................................ 25,809    186,309
   *Turquoise Hill Resources, Ltd. (900435108)............ 23,323    180,753
   *Turquoise Hill Resources, Ltd. (B7WJ1F5).............. 10,421     80,242
    Twin Butte Energy, Ltd................................ 39,584    105,568
    Uni-Select, Inc.......................................  2,996     71,371
   *Uranium One, Inc...................................... 99,395    271,059
   *US Silver & Gold, Inc................................. 17,200     35,524

                                     1143

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
  #*Valeant Pharmaceuticals International, Inc..........    16,415 $  1,088,518
    Valener, Inc........................................     2,085       33,635
    Veresen, Inc........................................    17,520      225,543
   *Veris Gold Corp.....................................     2,050        3,535
    Vermilion Energy, Inc...............................     2,600      133,363
    Wajax Corp..........................................     1,947       86,984
   *Wesdome Gold Mines, Ltd.............................     7,360        6,567
    West Fraser Timber Co., Ltd.........................     6,477      519,965
   *Western Forest Products, Inc........................     6,100        8,073
  #*Westport Innovations, Inc...........................     7,700      210,758
   *Whitecap Resources, Inc.............................    25,661      246,212
    Wi-Lan, Inc.........................................    21,733       98,925
    Winpak, Ltd.........................................     6,400      109,084
    Yamana Gold, Inc....................................    80,800    1,320,473
    Zargon Oil & Gas, Ltd...............................     5,025       39,801
    ZCL Composite, Inc..................................       500        2,903
                                                                   ------------
TOTAL CANADA............................................            109,057,266
                                                                   ------------
CHILE -- (0.5%)
    AES Gener SA........................................   175,156      120,413
    Aguas Andinas SA Series A...........................   284,336      210,546
   #Banco de Chile SA Series F ADR......................     1,977      196,613
    Banco de Credito e Inversiones SA...................     4,718      368,276
    Banco Santander Chile SA............................ 1,227,899       93,636
    Banco Santander Chile SA ADR........................       842       25,416
    Banmedica SA........................................    34,214       88,566
    Besalco SA..........................................    42,000       78,065
    CAP SA..............................................     4,639      171,701
    Cencosud SA.........................................    72,724      452,731
    Cia Cervecerias Unidas SA ADR.......................     8,000      255,600
    Cia General de Electricidad SA......................    23,772      136,191
   *Colbun SA...........................................   415,803      131,367
   *Compania Sud Americana de Vapores SA................   120,818       13,228
    Corpbanca SA........................................ 6,662,923       95,427
    Corpbanca SA ADR....................................     8,975      193,322
    Cristalerias de Chile SA............................     2,000       20,900
    E.CL SA.............................................    28,118       66,575
    Embotelladora Andina SA Series B ADR................       315       12,499
    Empresa Nacional de Electricidad SA Sponsored ADR...     5,400      278,694
    Empresas CMPC SA....................................   111,810      434,144
    Empresas Copec SA...................................    31,554      488,742
    Empresas Hites SA...................................    30,027       31,983
    Empresas Iansa SA................................... 1,057,874       82,803
    Enersis SA Sponsored ADR............................    17,981      353,327
    ENTEL Chile SA......................................    18,601      404,541
    Forus SA............................................     7,930       45,430
    Grupo Security SA...................................   142,214       62,462
    Inversiones Aguas Metropolitanas SA.................   113,565      234,935
   *Latam Airlines Group SA.............................     9,810      238,926
    Latam Airlines Group SA Sponsored ADR...............     2,900       71,021
    Masisa SA...........................................   512,877       63,117
    Molibdenos y Metales SA.............................     1,797       31,647
    Multiexport Foods SA................................    68,000       21,137
    Parque Arauco SA....................................    77,588      211,544
    PAZ Corp. SA........................................    30,769       21,348
    Ripley Corp. SA.....................................   151,192      164,248
    S.A.C.I. Falabella SA...............................     8,570       99,827
    Salfacorp SA........................................    22,708       55,891
    Sigdo Koppers SA....................................    67,237      173,335
   *Sociedad Matriz SAAM SA.............................   134,938       17,164
    Socovesa SA.........................................   110,770       56,877

                                     1144

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHILE -- (Continued)
    Sonda SA..............................................    79,082 $  268,473
    Vina Concha Y Toro SA.................................   106,813    214,170
    Vina Concha Y Toro SA Sponsored ADR...................       800     31,984
                                                                     ----------
TOTAL CHILE...............................................            6,888,842
                                                                     ----------
CHINA -- (4.8%)
   #361 Degrees International, Ltd........................   173,000     49,427
    Agile Property Holdings, Ltd..........................   298,000    425,115
    Agricultural Bank of China, Ltd. Series H............. 1,406,000    763,832
    Air China, Ltd. Series H..............................   196,000    168,091
   #Ajisen China Holdings, Ltd............................    69,000     52,720
  #*Aluminum Corp. of China, Ltd. ADR.....................    15,900    190,800
   *Aluminum Corp. of China, Ltd. Series H................   112,000     53,797
    AMVIG Holdings, Ltd...................................   130,000     49,960
   *Angang Steel Co., Ltd. Series H.......................   272,000    201,769
    Anhui Conch Cement Co., Ltd. Series H.................    61,500    241,461
    Anhui Expressway Co., Ltd. Series H...................   110,000     69,345
    Anhui Tianda Oil Pipe Co., Ltd. Series H..............    29,000      5,011
   #Anta Sports Products, Ltd.............................   176,000    164,518
   #Anton Oilfield Services Group.........................   338,000    160,668
    Anxin-China Holdings, Ltd.............................   424,000     98,944
    Asia Cement China Holdings Corp.......................   143,500     73,099
   *Asia Energy Logistics Group, Ltd......................   550,000      6,801
    Asian Citrus Holdings, Ltd............................   236,000    107,418
    AviChina Industry & Technology Co., Ltd. Series H.....   456,000    221,575
    Bank of China, Ltd. Series H.......................... 4,886,800  2,414,103
    Bank of Communications Co., Ltd. Series H.............   473,695    402,758
    Baoye Group Co., Ltd. Series H........................    53,040     43,567
   *BaWang International Group Holding, Ltd...............   284,000     26,017
    BBMG Corp. Series H...................................   226,000    211,514
    Beijing Capital International Airport Co., Ltd.
      Series H............................................   386,000    322,394
    Beijing Capital Land, Ltd. Series H...................   358,000    166,292
    Beijing Enterprises Holdings, Ltd.....................   117,500    848,692
   #Beijing Enterprises Water Group, Ltd..................   541,000    134,565
    Beijing Jingkelong Co., Ltd. Series H.................    38,000     20,572
    Beijing North Star Co., Ltd. Series H.................   172,000     49,037
   *Beijing Properties Holdings, Ltd......................   486,000     43,299
    Belle International Holdings, Ltd.....................   189,000    422,800
    Boer Power Holdings, Ltd..............................    43,000     20,757
    Bosideng International Holdings, Ltd..................   398,000    112,913
   *Brilliance China Automotive Holdings, Ltd.............   260,000    350,392
  #*BYD Co., Ltd. Series H................................   102,000    345,038
    BYD Electronic International Co., Ltd.................   157,500     52,194
    C C Land Holdings, Ltd................................   248,883     90,852
    C.P. Pokphand Co., Ltd................................   568,000     70,339
   *Cecep Costin New Materials Group, Ltd.................    28,000     11,474
    Central China Real Estate, Ltd........................    77,696     29,272
    Changshouhua Food Co., Ltd............................    34,000     19,652
  #*Chaoda Modern Agriculture Holdings, Ltd...............   547,200     27,362
   #Chaowei Power Holdings, Ltd...........................   103,000     52,479
   *Chigo Holding, Ltd....................................   822,000     26,398
   *Chiho-Tiande Group, Ltd...............................    30,000     15,558
    China Aerospace International Holdings, Ltd...........   590,000     56,321
    China Agri-Industries Holdings, Ltd...................   620,700    379,245
    China All Access Holdings, Ltd........................   170,000     55,855
    China Aoyuan Property Group, Ltd......................   301,000     61,721
    China Automation Group, Ltd...........................   242,000     64,944
    China BlueChemical, Ltd. Series H.....................   376,000    270,630
    China CITIC Bank Corp., Ltd. Series H.................   939,000    643,018
    China Coal Energy Co., Ltd. Series H..................   517,000    577,322
    China Communications Construction Co., Ltd. Series H..   548,000    559,940

                                     1145

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
CHINA -- (Continued)
    China Communications Services Corp., Ltd. Series H...   494,000 $  301,211
    China Construction Bank Corp. Series H............... 3,488,200  3,009,031
  #*China COSCO Holdings Co., Ltd. Series H..............   489,000    252,890
   *China Datang Corp Renewable Power Co., Ltd. Class H..   369,000     52,301
    China Dongxiang Group Co., Ltd.......................   613,000     99,686
   *China Eastern Airlines Corp., Ltd. ADR...............     1,626     36,471
   *China Energine International Holdings, Ltd...........   316,000     13,849
    China Everbright International, Ltd..................   281,000    155,974
    China Everbright, Ltd................................   224,000    423,337
   *China Fiber Optic Network System Group, Ltd..........    56,000     10,112
   *China Flooring Holding Co., Ltd......................    29,000      5,803
    China Foods, Ltd.....................................    68,000     58,955
    China Gas Holdings, Ltd..............................   248,000    215,987
    China Glass Holdings, Ltd............................   134,000     20,912
  #*China Green Holdings, Ltd............................    84,000     17,693
    China Haidian Holdings, Ltd..........................   450,000     47,564
   #China High Precision Automation Group, Ltd...........   127,000     19,978
  #*China High Speed Transmission Equipment Group Co.,
   Ltd...................................................   208,000     83,188
   *China Hongqiao Group, Ltd............................   438,000    231,001
  #*China Huiyuan Juice Group, Ltd.......................   179,500     63,298
   *China ITS Holdings Co., Ltd..........................   291,000     61,611
    China Liansu Group Holdings, Ltd.....................   112,000     79,262
    China Life Insurance Co., Ltd. ADR...................     8,269    413,698
    China Lilang, Ltd....................................    87,000     57,517
    China Longyuan Power Group Corp. Series H............   162,000    135,764
   #China Lumena New Materials Corp......................   540,000    130,932
    China Medical System Holdings, Ltd...................    60,000     51,534
    China Mengniu Dairy Co., Ltd.........................    88,000    257,447
    China Merchants Bank Co., Ltd. Series H..............   255,701    614,927
    China Merchants Holdings International Co., Ltd......   238,752    847,776
   #China Metal Recycling Holdings, Ltd..................    89,400    108,704
   *China Mining Resources Group, Ltd.................... 1,150,000     16,756
    China Minsheng Banking Corp., Ltd. Series H..........   560,500    807,665
   *China Mobile Games & Entertainment Group, Ltd........       339      1,190
    China Mobile, Ltd....................................     8,000     87,525
    China Mobile, Ltd. Sponsored ADR.....................    45,500  2,488,850
  #*China Modern Dairy Holdings, Ltd.....................   270,000     82,434
    China Molybdenum Co., Ltd. Series H..................   247,000    137,514
    China National Building Material Co., Ltd. Series H..   412,000    659,693
    China National Materials Co., Ltd. Series H..........   224,000     70,167
   *China New Town Development Co., Ltd..................   241,383     21,786
    China Nickel Resources Holdings Co., Ltd.............    54,000      4,726
  #*China Oil & Gas Group, Ltd...........................   640,000    101,435
    China Oilfield Services, Ltd. Series H...............   126,000    272,807
    China Overseas Grand Oceans Group, Ltd...............    56,250     77,916
    China Overseas Land & Investment, Ltd................   284,827    885,231
    China Pacific Insurance Group Co., Ltd. Series H.....   111,200    435,994
   #China Petroleum & Chemical Corp. ADR.................    10,805  1,312,267
   *China Pharmaceutical Group, Ltd......................   392,000    146,402
    China Power International Development, Ltd...........   271,000     97,844
  #*China Power New Energy Development Co., Ltd..........   280,000     17,315
  #*China Precious Metal Resources Holdings Co., Ltd.....   644,000    115,352
   *China Properties Group, Ltd..........................   173,000     54,644
    China Qinfa Group, Ltd...............................   116,000     16,301
   #China Railway Construction Corp., Ltd. Series H......   254,000    275,611
    China Railway Group, Ltd. Series H...................   112,000     63,872
    China Rare Earth Holdings, Ltd.......................   260,000     56,988
    China Resources Cement Holdings, Ltd.................   230,000    147,035
    China Resources Enterprise, Ltd......................   142,000    509,143
   #China Resources Gas Group, Ltd.......................    46,000    102,236
   #China Resources Land, Ltd............................   232,000    705,026

                                     1146

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
CHINA -- (Continued)
    China Resources Power Holdings Co., Ltd................. 122,000 $  339,132
   #China Rongsheng Heavy Industries Group Holdings, Ltd.... 752,000    144,444
    China Sanjiang Fine Chemicals Co., Ltd.................. 109,000     48,159
    China SCE Property Holdings, Ltd........................ 303,000     74,661
    China Shanshui Cement Group, Ltd........................ 337,000    246,783
    China Shenhua Energy Co., Ltd. Series H.................  82,116    354,167
    China Shineway Pharmaceutical Group, Ltd................  58,000    106,150
  #*China Shipping Container Lines Co., Ltd. Series H....... 783,000    242,245
   #China Shipping Development Co., Ltd. Series H........... 453,752    250,011
   #China Singyes Solar Technologies Holdings, Ltd..........  60,000     70,783
   #China South City Holdings, Ltd.......................... 340,000     54,356
    China Southern Airlines Co., Ltd. ADR...................   3,231     95,993
    China Southern Airlines Co., Ltd. Series H.............. 272,000    163,540
    China Starch Holdings, Ltd..............................  85,000      2,795
    China State Construction International Holdings, Ltd.... 137,600    180,646
    China Suntien Green Energy Corp., Ltd. Series H......... 148,000     32,807
   *China Taiping Insurance Holdings Co., Ltd............... 134,600    284,407
    China Telecom Corp., Ltd. ADR...........................   3,000    163,950
   *China Tianyi Holdings, Ltd.............................. 136,000     19,791
    China Tontine Wines Group, Ltd.......................... 266,000     28,827
    China Travel International Investment Hong Kong, Ltd.... 714,108    157,564
   #China Unicom Hong Kong, Ltd. ADR........................  69,402  1,109,738
   #China Vanadium Titano - Magnetite Mining Co., Ltd....... 296,000     67,611
    China Water Affairs Group, Ltd.......................... 310,000     94,773
    China WindPower Group, Ltd.............................. 730,000     27,282
    China Wireless Technologies, Ltd........................ 248,000     72,226
    China XLX Fertiliser, Ltd...............................  83,000     25,848
  #*China Yurun Food Group, Ltd............................. 345,000    254,212
  #*China ZhengTong Auto Services Holdings, Ltd............. 158,000    141,555
  #*China Zhongwang Holdings, Ltd........................... 339,600    129,253
   *Chinasoft International, Ltd............................ 170,000     41,221
   *Chongqing Iron & Steel Co., Ltd. Series H............... 196,000     36,414
    Chongqing Machinery & Electric Co., Ltd. Series H....... 327,925     56,658
   *Chongqing Rural Commercial Bank Series H................ 541,000    321,822
    Chu Kong Petroleum & Natural Gas Steel Pipe Holdings,
      Ltd...................................................  27,000     13,334
    CIMC Enric Holdings, Ltd................................  70,000     71,005
   *Citic 21CN Co., Ltd.....................................  30,000      2,127
   *CITIC Dameng Mining Industries, Ltd.....................  56,000      6,437
   #Citic Pacific, Ltd...................................... 294,000    474,406
   *Citic Resources Holdings, Ltd........................... 922,000    148,684
    CNOOC, Ltd. ADR.........................................   4,300    882,919
   *Coastal Greenland, Ltd..................................  82,000      6,868
  #*Comba Telecom Systems Holdings, Ltd..................... 236,267     85,596
   *Comtec Solar Systems Group, Ltd.........................   6,000      1,376
    COSCO Pacific, Ltd...................................... 362,914    590,814
   *Country Garden Holdings Co., Ltd........................ 941,050    501,407
    CPMC Holdings, Ltd...................................... 118,000     94,791
    CSR Corp., Ltd. Series H................................  41,000     33,794
    DaChan Food Asia, Ltd................................... 128,000     19,702
   #Dah Chong Hong Holdings, Ltd............................ 135,000    156,411
    Dalian Port (PDA) Co., Ltd. Series H.................... 156,000     39,224
   #Daphne International Holdings, Ltd...................... 152,000    195,885
    Datang International Power Generation Co., Ltd. Series
      H..................................................... 316,000    139,226
    Dawnrays Pharmaceutical Holdings, Ltd...................  56,000     12,721
   #DBA Telecommunication Asia Holdings, Ltd................  72,000     47,383
    Digital China Holdings, Ltd............................. 119,000    192,286
    Dongfang Electric Corp., Ltd. Series H..................  30,400     59,243
    Dongfeng Motor Group Co., Ltd. Series H................. 270,000    441,930
   #Dongyue Group Co., Ltd.................................. 325,000    217,104
  #*Dynasty Fine Wines Group, Ltd........................... 114,000     25,220
    ENN Energy Holdings, Ltd................................  66,000    317,883

                                     1147

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
   #Evergrande Real Estate Group, Ltd.....................   787,000 $  416,866
    Evergreen International Holdings, Ltd.................    96,000     18,918
    Fantasia Holdings Group Co., Ltd......................   396,000     70,987
   *First Tractor Co., Ltd. Series H......................    64,000     65,380
    Fosun International, Ltd..............................   342,500    239,829
    Franshion Properties China, Ltd.......................   664,000    245,013
    Fufeng Group, Ltd.....................................   168,000     79,949
   #GCL-Poly Energy Holdings, Ltd......................... 1,791,000    489,469
   #Geely Automobile Holdings, Ltd........................   710,000    372,739
    Global Bio-Chem Technology Group Co., Ltd.............   500,000     59,322
   *Glorious Property Holdings, Ltd.......................   533,000    116,149
   #Golden Eagle Retail Group, Ltd........................    41,000     88,730
    Golden Meditech Holdings, Ltd.........................   312,000     39,103
    Goldlion Holdings, Ltd................................    31,000     17,347
   *GOME Electrical Appliances Holding, Ltd............... 2,312,060    277,739
   *Goodbaby International Holdings, Ltd..................   141,000     72,573
    Great Wall Motor Co., Ltd. Series H...................   135,000    551,459
    Great Wall Technology Co., Ltd. Series H..............    86,000     17,880
   *Greatview Aseptic Packaging Co., Ltd..................    30,000     18,199
    Greentown China Holdings, Ltd.........................   117,000    241,988
    Guangdong Investment, Ltd.............................   316,000    262,328
   #Guangshen Railway Co., Ltd. Sponsored ADR.............     6,099    130,214
    Guangzhou Automobile Group Co., Ltd. Series H.........   506,259    425,172
   #Guangzhou Pharmaceutical Co., Ltd. Series H...........    50,000    115,525
   #Guangzhou R&F Properties Co., Ltd. Series H...........   207,200    377,142
   *Guangzhou Shipyard International Co., Ltd. Series H...    57,200     47,964
   *Haier Electronics Group Co., Ltd......................   127,000    211,407
    Hainan Meilan International Airport Co., Ltd.
      Series H............................................    27,000     19,973
    Haitian International Holdings, Ltd...................    50,000     63,041
   *Hanergy Solar Group, Ltd.............................. 1,484,000     75,545
   *Hanfeng Evergreen, Inc................................     6,300     13,643
    Harbin Electric Co., Ltd. Series H....................   216,236    195,832
   *Heng Tai Consumables Group, Ltd.......................   644,962     17,280
    Hengan International Group Co., Ltd...................    25,000    250,933
   #Hengdeli Holdings, Ltd................................   306,000    107,831
   *Hi Sun Technology, Ltd................................   279,000     46,345
    Hidili Industry International Development, Ltd........   268,000     78,797
    HKC Holdings, Ltd.....................................   799,477     32,500
    Honghua Group, Ltd....................................   185,000     78,930
   #Hopewell Highway Infrastructure, Ltd..................   180,300    104,627
  #*Hopson Development Holdings, Ltd......................   154,000    317,441
   *Hua Han Bio-Pharmaceutical Holdings, Ltd..............   524,928    142,116
   #Huabao International Holdings, Ltd....................   210,000    115,764
   *Huadian Power International Corp. Series H............   164,000     69,294
    Huaneng Power International, Inc. ADR.................     3,000    122,010
   *Huaneng Renewables Corp., Ltd. Series H...............   306,000     58,428
   *Hunan Nonferrous Metal Corp., Ltd. Series H...........   300,000     97,096
   *Huscoke Resources Holdings, Ltd.......................   568,000     11,720
    Hutchison Harbour Ring, Ltd...........................   440,000     38,035
    Industrial & Commercial Bank of China, Ltd. Series H.. 2,270,460  1,709,905
    Inspur International, Ltd.............................   465,000     18,000
   *Interchina Holdings Co., Ltd..........................   974,000     51,455
    International Taifeng Holdings, Ltd...................    10,000      2,814
    Intime Department Store Group Co., Ltd................    95,000    124,230
   *JES International Holdings, Ltd.......................    80,000     13,559
    Jiangsu Express Co., Ltd. Series H....................   108,000    111,499
    Jiangxi Copper Co., Ltd. Series H.....................   103,000    279,639
  #*Jinchuan Group International Resources Co., Ltd.......    47,000     11,515
    Jingwei Textile Machinery Co., Ltd. Series H..........    28,000     20,490
    Ju Teng International Holdings, Ltd...................   182,000     87,766
   *Kai Yuan Holdings, Ltd................................ 1,880,000     46,340

                                     1148

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
CHINA -- (Continued)
   *Kaisa Group Holdings, Ltd.............................   384,000 $  129,642
   *Kasen International Holdings, Ltd.....................    30,000      6,046
    Kingboard Chemical Holdings, Ltd......................   130,500    433,183
    Kingboard Laminates Holdings, Ltd.....................   217,000    109,105
  #*Kingdee International Software Group Co., Ltd.........   315,600     66,368
    Kingsoft Corp., Ltd...................................   210,000    182,378
    Kingway Brewery Holdings, Ltd.........................   208,000     84,213
    Kunlun Energy Co., Ltd................................   106,000    220,576
    KWG Property Holding, Ltd.............................   266,900    203,918
    Lai Fung Holdings, Ltd................................ 1,378,000     44,398
    Le Saunda Holdings, Ltd...............................   126,000     45,617
    Lee & Man Chemical Co., Ltd...........................    32,000     20,340
    Lee & Man Paper Manufacturing, Ltd....................   328,600    221,775
   #Lenovo Group, Ltd.....................................   424,000    442,189
  #*Li Ning Co., Ltd......................................   212,500    142,371
    Lianhua Supermarket Holdings Co., Ltd. Series H.......    50,400     49,267
   #Lijun International Pharmaceutical Holding, Ltd.......   294,000     82,753
    Lingbao Gold Co., Ltd. Series H.......................   100,000     40,063
    Longfor Properties Co., Ltd...........................   129,500    243,879
   #Lonking Holdings, Ltd.................................   416,000    108,369
   *Loudong General Nice Resources China Holdings, Ltd....   507,600     37,970
   *Maanshan Iron & Steel Co., Ltd. Series H..............   364,000    112,660
    Maoye International Holdings, Ltd.....................   311,000     68,117
   *Metallurgical Corp. of China, Ltd. Series H...........   542,000    112,558
    Microport Scientific Corp.............................    56,000     36,663
    MIE Holdings Corp.....................................   304,000     89,349
    Min Xin Holdings, Ltd.................................    34,000     18,761
   #Mingfa Group International Co., Ltd...................   189,000     60,939
    Minmetals Land, Ltd...................................   268,000     50,086
    Minth Group, Ltd......................................   144,000    196,045
  #*MMG, Ltd..............................................   372,000    151,122
   *Nan Hai Corp, Ltd..................................... 5,150,000     27,223
    New World China Land, Ltd.............................   637,800    319,132
   #New World Department Store China, Ltd.................    78,000     52,403
   #Nine Dragons Paper Holdings, Ltd......................   343,000    301,604
   *North Mining Shares Co., Ltd..........................   850,000     52,595
   #NVC Lighting Holdings, Ltd............................   239,000     59,355
    O-Net Communications Group, Ltd.......................    22,000      5,445
    Overseas Chinese Town Asia Holdings, Ltd..............    28,000     16,887
    Parkson Retail Group, Ltd.............................   112,500     86,774
   *PAX Global Technology, Ltd............................    44,000     10,514
    PCD Stores Group, Ltd.................................   622,000     87,420
    Peak Sport Products Co., Ltd..........................   152,000     29,613
    PetroChina Co., Ltd. ADR..............................     9,000  1,279,800
   *Phoenix Satellite Television Holdings, Ltd............   144,000     57,929
    PICC Property & Casualty Co., Ltd. Series H...........   174,000    265,414
    Ping An Insurance Group Co. of China, Ltd. Series H...    26,500    238,104
  #*Poly Property Group Co., Ltd..........................   482,000    369,282
    Ports Design, Ltd.....................................    89,500     77,530
   *Pou Sheng International Holdings, Ltd.................   463,000     32,765
    Powerlong Real Estate Holdings, Ltd...................   259,000     68,514
   *Prosperity International Holdings HK, Ltd.............   320,000     13,832
    Qunxing Paper Holdings Co., Ltd.......................   147,174     38,331
  #*Real Gold Mining, Ltd.................................    19,000     21,584
   #Real Nutriceutical Group, Ltd.........................   205,000     71,293
    Regent Manner International Holdings, Ltd.............   223,000     42,904
   *Renhe Commercial Holdings Co., Ltd.................... 2,632,000    237,630
    REXLot Holdings, Ltd.................................. 1,600,000    138,173
   *Richly Field China Development, Ltd...................   200,000      2,269
    Road King Infrastructure, Ltd.........................    71,000     65,189
    Samson Holding, Ltd...................................   191,000     31,010

                                     1149

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
CHINA -- (Continued)
    Sany Heavy Equipment International Holdings Co., Ltd....   115,000 $ 54,577
    Sateri Holdings, Ltd....................................   194,000   48,294
   *Semiconductor Manufacturing International Corp.......... 6,293,000  393,170
    Shandong Chenming Paper Holdings, Ltd. Series H.........    60,500   24,221
    Shandong Molong Petroleum Machinery Co., Ltd. Series H.. 85,600 41,598 Shandong Weigao Group Medical Polymer Co., Ltd.
      Series H..............................................    72,000   69,363
    Shanghai Electric Group Co., Ltd. Series H..............   372,000  154,481
    Shanghai Industrial Holdings, Ltd.......................   123,000  438,456
   *Shanghai Industrial Urban Development Group, Ltd........   512,000  140,717
    Shanghai Jin Jiang International Hotels Group Co.,
      Ltd. Series H.........................................   298,000   54,568
   *Shanghai Pharmaceuticals Holding Co., Ltd. Series H.....   158,200  316,631
    Shanghai Prime Machinery Co., Ltd. Series H.............    82,000   12,057
   *Shanghai Zendai Property, Ltd........................... 1,505,000   36,547
    Shengli Oil & Gas Pipe Holdings, Ltd....................   165,000   17,226
    Shenguan Holdings Group, Ltd............................   100,000   52,882
    Shenzhen Expressway Co., Ltd. Series H..................   100,000   41,775
    Shenzhen International Holdings, Ltd.................... 2,187,500  290,768
    Shenzhen Investment, Ltd................................   606,391  278,605
    Shenzhou International Group, Ltd.......................    78,000  186,820
   #Shimao Property Holdings, Ltd...........................   332,500  736,105
  #*Shougang Concord International Enterprises Co., Ltd.....   924,000   63,113
   #Shougang Fushan Resources Group, Ltd....................   696,000  299,786
    Shui On Land, Ltd.......................................   579,118  280,863
    Sichuan Expressway Co., Ltd. Series H...................   204,000   74,487
   #Sihuan Pharmaceutical Holdings Group, Ltd...............   358,000  158,748
   #Silver Base Group Holdings, Ltd.........................    54,325   16,997
    Sino Biopharmaceutical, Ltd.............................   583,999  291,408
   *Sino Oil & Gas Holdings, Ltd............................ 3,690,000   77,613
    Sinofert Holdings, Ltd..................................   448,000  111,510
    SinoMedia Holding, Ltd..................................   111,276   54,377
   #Sino-Ocean Land Holdings, Ltd...........................   631,332  505,110
   #Sinopec Kantons Holdings, Ltd...........................   108,000   91,752
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR..     3,300  120,549
    Sinopec Yizheng Chemical Fibre Co., Ltd. Series H.......   344,000   85,630
    Sinopharm Group Co., Ltd. Series H......................    67,600  207,487
   *Sinopoly Battery, Ltd...................................   100,000    3,933
    Sinotrans Shipping, Ltd.................................   314,500   84,251
    Sinotrans, Ltd. Series H................................   441,000   80,725
    Sinotruk Hong Kong, Ltd.................................   145,500   97,459
   *SITC International Holdings Co., Ltd....................   197,000   69,075
   #Skyworth Digital Holdings, Ltd..........................   463,824  281,542
   #Soho China, Ltd.........................................   457,500  412,985
   #Sparkle Roll Group, Ltd.................................   312,000   33,909
   *SPG Land Holdings, Ltd..................................    14,350    5,291
   *Springland International Holdings, Ltd..................    82,000   49,083
   *SRE Group, Ltd.......................................... 1,064,285   50,140
    Sunac China Holdings, Ltd...............................   181,000  147,653
    TCC International Holdings, Ltd.........................   482,000  165,143
    TCL Communication Technology Holdings, Ltd..............   135,000   40,342
    TCL Multimedia Technology Holdings, Ltd.................   208,000  145,704
   *Tech Pro Technology Development, Ltd....................    62,000   23,186
    Tencent Holdings, Ltd...................................    17,500  611,220
   *Texhong Textile Group, Ltd..............................    92,000   56,948
    Tian An China Investments Co., Ltd......................    67,000   44,588
    Tian Shan Development Holdings, Ltd.....................    24,000    5,697
    Tiangong International Co., Ltd.........................   270,000   83,206
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Series H.........................................    96,000   29,722
   *Tianjin Development Holdings, Ltd.......................   110,000   77,294
    Tianjin Port Development Holdings, Ltd..................   590,000   89,002
    Tianneng Power International, Ltd.......................    92,000   65,128
    Tingyi (Cayman Islands) Holding Corp....................    50,000  140,768

                                     1150

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
CHINA -- (Continued)
   #Tomson Group, Ltd....................................    98,360 $    27,924
    Tong Ren Tang Technologies Co., Ltd. Series H........    17,000      43,695
   #Towngas China Co., Ltd...............................    97,000      80,045
    TPV Technology, Ltd..................................   162,000      51,042
    Travelsky Technology, Ltd. Series H..................   218,471     135,239
    Truly International Holdings, Ltd....................   308,000     100,486
    Tsingtao Brewery Co., Ltd. Series H..................    24,000     139,030
    Uni-President China Holdings, Ltd....................   131,000     153,698
  #*United Energy Group, Ltd.............................   472,000      82,127
   #Vinda International Holdings, Ltd....................   100,000     138,280
    VODone, Ltd..........................................   679,800      58,718
    Want Want China Holdings, Ltd........................    15,000      19,834
    Wasion Group Holdings, Ltd...........................    84,000      47,436
    Weichai Power Co., Ltd. Series H.....................    30,720     126,769
    Weiqiao Textile Co., Ltd. Series H...................   116,000      57,791
    Welling Holding, Ltd.................................   208,400      33,881
    West China Cement, Ltd...............................   620,000     119,900
   *Winsway Coking Coal Holdings, Ltd....................   243,000      38,250
    Winteam Pharmaceutical Group, Ltd....................   194,000      41,988
    Wumart Stores, Inc. Series H.........................     9,000      18,017
    Xiamen International Port Co., Ltd. Series H.........   330,000      45,991
    Xingda International Holdings, Ltd...................   176,000      78,133
    Xinjiang Goldwind Science & Technology Co., Ltd.
      Series H...........................................   139,800      65,375
    Xinjiang Xinxin Mining Industry Co., Ltd. Series H...   144,000      34,911
   #XTEP International Holdings, Ltd.....................    95,500      40,872
   *Yanchang Petroleum International, Ltd................ 1,020,000      65,740
   #Yangzijiang Shipbuilding Holdings, Ltd...............    84,000      66,546
   *Yanlord Land Group, Ltd..............................    71,000      92,434
    Yanzhou Coal Mining Co., Ltd. Sponsored ADR..........    18,500     316,720
   *Yashili International Holdings, Ltd..................   120,000      41,294
   #Yingde Gases Group Co., Ltd..........................    94,500     106,257
   #Yip's Chemical Holdings, Ltd.........................    96,000      78,737
    Youyuan International Holdings, Ltd..................    31,000       7,238
   *Yuanda China Holdings, Ltd...........................   466,000      54,593
    Yuexiu Property Co., Ltd............................. 1,245,200     446,587
    Yuexiu Transport Infrastructure, Ltd.................   126,639      70,087
    Yuzhou Properties Co.................................   130,000      36,228
    Zhaojin Mining Industry Co., Ltd. Series H...........    50,000      75,376
    Zhejiang Expressway Co., Ltd. Series H...............   136,000     120,984
   *Zhong An Real Estate, Ltd............................    84,000      16,728
    Zhongsheng Group Holdings, Ltd.......................    77,500     115,941
    Zhuzhou CSR Times Electric Co., Ltd. Series H........    35,000     111,927
    Zijin Mining Group Co., Ltd. Series H................   267,000     102,828
    Zoomlion Heavy Industry Science & Technology Co.,
      Ltd. Series H......................................    48,400      65,876
   #ZTE Corp. Series H...................................   106,504     207,024
                                                                    -----------
TOTAL CHINA..............................................            70,187,259
                                                                    -----------
COLOMBIA -- (0.1%)
    Banco de Bogota SA...................................       236       7,444
    Bancolombia SA.......................................    13,890     237,523
    Bancolombia SA Sponsored ADR.........................     4,755     330,520
    Ecopetrol SA Sponsored ADR...........................    10,314     652,876
   *Empresa de Energia de Bogota SA......................    21,987      16,533
   *Empresa de Telecomunicaciones de Bogota..............    40,000       8,719
   *Interconexion Electrica SA ESP.......................     8,517      48,356
   *Isagen SA ESP........................................    74,180     102,783
   *Platino Energy Corp..................................     4,900       6,780
                                                                    -----------
TOTAL COLOMBIA...........................................             1,411,534
                                                                    -----------
CZECH REPUBLIC -- (0.1%)
    CEZ A.S..............................................     8,805     285,546

                                     1151

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
CZECH REPUBLIC -- (Continued)
    Komercni Banka A.S......................................  2,475 $   501,101
    Pegas Nonwovens SA......................................  2,000      55,743
    Philip Morris CR A.S....................................    100      60,594
    Telefonica Czech Republic A.S........................... 15,500     268,230
   *Unipetrol A.S........................................... 11,278     101,629
                                                                    -----------
TOTAL CZECH REPUBLIC........................................          1,272,843
                                                                    -----------
DENMARK -- (0.7%)
    A.P. Moeller-Maersk A.S. Series A.......................     41     310,030
    A.P. Moeller-Maersk A.S. Series B.......................    103     821,656
   *Alk-Abello A.S..........................................  1,380     104,505
   *Alm. Brand A.S.......................................... 26,595      81,872
   *Amagerbanken A.S........................................ 90,366          --
   *Ambu A.S. Series B......................................    909      25,917
   *Auriga Industries A.S. Series B.........................  4,609      90,910
   *Bang & Olufsen Holdings A.S.............................  7,131      83,669
   *Bavarian Nordic A.S.....................................  4,800      40,834
    Carlsberg A.S. Series B.................................  8,223     879,603
    Chr. Hansen Holding A.S.................................  7,436     263,022
    Coloplast A.S. Series B.................................  1,910     100,764
   *D/S Norden A.S..........................................  5,991     183,945
   *Danske Bank A.S......................................... 46,346     888,092
    DFDS A.S................................................    692      36,012
   *DSV A.S................................................. 18,209     466,825
   *East Asiatic Co., Ltd. A.S..............................  3,064      60,593
   *FLSmidth & Co. A.S......................................  8,083     500,820
   *Genmab A.S..............................................  5,998     107,073
   *GN Store Nord A.S....................................... 46,624     758,619
   *H. Lundbeck A.S......................................... 10,128     160,179
   *IC Companys A.S.........................................  1,027      23,874
    Jeudan A.S..............................................    397      32,371
   *Jyske Bank A.S.......................................... 16,401     533,241
   *NeuroSearch A.S.........................................  5,711       3,630
   *NKT Holding A.S.........................................  6,877     243,164
    Nordjyske Bank A.S......................................  2,430      35,446
    Norresundby Bank A.S....................................    518      13,804
    Novo-Nordisk A.S. Sponsored ADR.........................  3,826     705,323
   *Novozymes A.S. Series B.................................  5,005     164,021
  #*Pandora A.S............................................. 12,752     315,108
   *Parken Sport & Entertainment A.S........................  1,975      23,705
    Per Aarsleff A.S. Series B..............................    329      29,185
   *Ringkjoebing Landbobank A.S.............................    802     121,230
   *Rockwool International A.S. Series B....................  1,787     214,145
   *Royal Unibrew A.S.......................................  2,188     203,120
    Schouw & Co. A.S........................................  3,529     105,495
   *SimCorp A.S.............................................    400      95,761
   *Solar Holdings A.S. Series B............................  1,437      66,731
   *Spar Nord Bank A.S......................................  9,584      50,208
   *Sydbank A.S............................................. 17,847     351,763
   *TDC A.S................................................. 64,535     494,610
    Tivoli A.S..............................................      8       4,283
   *TK Development A.S...................................... 12,748      29,048
   *Topdanmark A.S..........................................  1,684     369,326
   *Tryg A.S................................................  4,113     323,220
    United International Enterprises A.S....................    264      48,124
  #*Vestas Wind Systems A.S................................. 27,528     166,907
   *Vestjysk Bank A.S.......................................    568       1,186
   *William Demant Holding A.S..............................  1,009      88,428
   *Zealand Pharma A.S......................................    827      14,284
                                                                    -----------
TOTAL DENMARK...............................................         10,835,681
                                                                    -----------

                                     1152

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
EGYPT -- (0.0%)
    Commercial International Bank Egypt S.A.E. Sponsored
      GDR...................................................   4,399 $   22,655
   *Orascom Construction Industries GDR.....................     662     24,716
   *Orascom Telecom Holding S.A.E. GDR......................  18,270     59,487
                                                                     ----------
TOTAL EGYPT.................................................            106,858
                                                                     ----------
FINLAND -- (1.1%)
    Ahlstrom Oyj............................................   7,221    136,775
   *Aktia Oyj Series A......................................     563      4,704
  #*Alma Media Oyj..........................................   3,037     20,249
   *Amer Sports Oyj.........................................  23,290    370,994
    Aspo Oyj................................................   2,850     25,131
    Atria P.L.C.............................................   2,101     21,008
   *Biotie Therapies Corp. Oyj..............................  19,018     10,819
  #*Cargotec Oyj Series B...................................   9,577    269,775
   *Citycon Oyj.............................................  44,698    149,353
    Cramo Oyj...............................................   7,537    104,084
   *Elektrobit Corp. Oyj....................................   5,993      6,666
   *Elisa Oyj...............................................  15,555    369,879
   *Finnair Oyj.............................................  18,798     76,501
   *Finnlines Oyj...........................................   2,556     26,561
   *Fiskars Oyj Abp.........................................   4,927    126,455
  #*Fortum Oyj..............................................  42,400    793,365
    F-Secure Oyj............................................  10,295     24,939
    HKScan Oyj Series A.....................................   5,623     31,728
   *Huhtamaki Oyj...........................................  15,800    286,753
   *KCI Konecranes Oyj......................................   7,612    256,027
  #*Kemira Oyj..............................................  23,111    366,131
   *Kesko Oyj Series A......................................   2,702     89,817
   *Kesko Oyj Series B......................................  17,307    566,336
   *Kone Oyj Series B.......................................   4,035    332,866
   *Lassila & Tikanoja Oyj..................................   6,866    114,095
    Lemminkainen Oyj........................................     823     17,405
   *Mesta Board Oyj.........................................  50,113    166,728
    Metso Oyj...............................................  14,091    630,082
    Metso Oyj Sponsored ADR.................................     200      8,992
   *Neste Oil Oyj...........................................  28,942    461,911
   #Nokia Oyj............................................... 401,882  1,577,378
   #Nokia Oyj Sponsored ADR.................................  25,880    101,450
   *Nokian Renkaat Oyj......................................   7,620    327,649
    Okmetic Oyj.............................................   4,178     27,092
    Olvi Oyj Series A.......................................   1,617     47,461
    Oriola-KD Oyj Series B..................................  28,965     94,390
    Orion Oyj Series A......................................   3,229     89,227
   *Orion Oyj Series B......................................   7,580    211,548
  #*Outokumpu Oyj........................................... 256,772    265,822
   *Outotec Oyj.............................................   3,088    194,234
   *PKC Group Oyj...........................................   3,374     76,703
   *Pohjola Bank P.L.C. Series A............................  31,366    536,565
    Ponsse Oyj..............................................   1,987     18,285
  #*Poyry Oyj...............................................   5,709     24,415
   *Raisio P.L.C. Series V..................................  25,330    108,911
   *Ramirent Oyj............................................   9,930     96,432
  #*Rautaruukki Oyj Series K................................  27,399    197,083
   *Ruukki Group Oyj........................................  27,736     16,917
    Saga Furs Oyj...........................................     191      5,913
   *Sampo Oyj Series A......................................  43,046  1,545,273
   #Sanoma Oyj..............................................  16,156    163,441
    SRV Group P.L.C.........................................   2,131      9,940
    Stockmann Oyj Abp Series A..............................     937     18,631
   *Stockmann Oyj Abp Series B..............................   5,325    104,662
   *Stora Enso Oyj Series R................................. 138,791    989,824

                                     1153

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
FINLAND -- (Continued)
    Stora Enso Oyj Sponsored ADR..........................   1,800 $    12,726
    Technopolis Oyj.......................................  10,233      53,262
   *Tieto Oyj.............................................  11,672     259,578
   *Tikkurila Oyj.........................................   4,288      91,705
   *UPM-Kymmene Oyj....................................... 111,766   1,366,563
    UPM-Kymmene Oyj Sponsored ADR.........................   1,300      15,847
   *Uponor Oyj Series A...................................   9,096     127,356
   *Vacon Oyj.............................................     661      39,292
    Vaisala Oyj Series A..................................     958      24,298
   *Wartsila OYJ Abp......................................  11,365     540,105
   *Yit Oyj...............................................  19,094     420,559
                                                                   -----------
TOTAL FINLAND.............................................          15,666,666
                                                                   -----------
FRANCE -- (5.4%)
   *Accor SA..............................................  23,212     906,074
   *Aeroports de Paris SA.................................   1,723     142,018
   *Air France-KLM........................................  31,651     344,132
   *Air Liquide SA........................................   2,860     365,141
  #*Alcatel-Lucent SA..................................... 505,514     844,736
  #*Alcatel-Lucent SA Sponsored ADR.......................  40,700      67,562
   *Alstom SA.............................................   6,713     297,560
    Altamir Amboise SA....................................     701       7,454
   *Alten SA..............................................   5,260     202,169
   *Altran Technologies SA................................  28,691     217,065
   *April SA..............................................   3,147      67,078
   *Archos SA.............................................   2,165      11,855
   *Arkema SA.............................................   9,424   1,068,485
   *Artprice.com SA.......................................     549      19,487
   *Assystem..............................................   3,266      73,484
   *AtoS SA...............................................   6,662     486,943
    Audika Groupe SA......................................   1,267      15,745
   *AXA SA................................................  55,929   1,035,516
    AXA SA Sponsored ADR..................................  62,400   1,151,280
    Axway Software SA.....................................   1,277      29,499
   *Beneteau SA...........................................   6,084      67,893
   *Bigben Interactive SA.................................   1,060      11,754
   *BioAlliance Pharma SA.................................   4,611      33,648
   *bioMerieux SA.........................................   1,096     104,650
   *BNP Paribas SA........................................  65,535   4,111,926
   *Boiron SA.............................................   1,642      69,927
    Bollore SA............................................   1,087     391,989
   *Bonduelle SCA.........................................     784      82,236
   *Bongrain SA...........................................     920      61,245
   *Bourbon SA............................................  11,154     340,277
   *Boursorama SA.........................................   4,893      41,335
    Bouygues SA...........................................  25,339     718,962
   *Bull SA...............................................  19,152      84,478
   *Bureau Veritas SA.....................................   1,575     188,514
   *Cap Gemini SA.........................................  27,891   1,344,076
   *Carrefour SA..........................................  25,556     728,600
   *Casino Guichard Perrachon SA..........................   7,346     719,385
   *Cegedim SA............................................     802      23,372
    Cegid Group...........................................   1,095      22,656
   *Christian Dior SA.....................................   1,703     297,386
   *Cie de Saint-Gobain SA................................  53,420   2,198,171
   *Cie Generale de Geophysique - Veritas SA..............   7,670     222,196
    Cie Generale de Geophysique - Veritas SA Sponsored
      ADR.................................................  23,995     696,575
   *Cie Generale des Etablissements Michelin SA Series B..  20,715   1,926,556
   *Cie Generale D'Optique Essilor Intenational SA........   4,011     408,838
    Ciments Francais SA...................................   1,433      86,960
   *Club Mediterranee SA..................................   5,752     108,953

                                     1154

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
   *CNP Assurances SA.......................................  21,677 $  358,367
   *Credit Agricole SA...................................... 126,962  1,254,990
   *Danone SA...............................................   6,485    449,237
    Danone SA Sponsored ADR.................................     600      8,400
   *Dassault Systemes SA....................................   1,828    203,259
    Dassault Systemes SA ADR................................     614     68,277
   *Derichebourg SA.........................................  19,759     96,057
    Devoteam SA.............................................   2,730     41,869
   *Edenred SA..............................................  14,056    450,421
   *Eiffage SA..............................................   8,907    399,741
    Electricite de France SA................................  17,760    340,946
   *Eramet SA...............................................   1,172    166,277
   *Esso SA Francaise.......................................     381     30,528
   *Establissements Maurel et Prom SA.......................  11,601    214,239
   *Euler Hermes SA.........................................   3,547    316,382
   *Euro Disney SCA.........................................   2,831     19,704
   *Eurofins Scientific SA..................................     486     86,821
   *European Aeronautic Defence & Space Co. SA..............  24,049  1,127,440
   *Eutelsat Communications SA..............................   3,757    129,057
    Exel Industries SA Series A.............................     121      6,433
   *Faiveley Transport SA...................................     772     52,860
   *Faurecia SA.............................................  10,132    178,543
    Fimalac SA..............................................     987     49,988
   *France Telecom SA.......................................  96,881  1,100,252
    France Telecom SA Sponsored ADR.........................  26,020    296,628
   *GameLoft SE.............................................   6,023     41,361
   *GDF Suez SA.............................................  87,843  1,801,977
   *Gemalto NV..............................................   9,713    864,569
   *GFI Informatique SA.....................................   8,022     33,117
    GL Events SA............................................   2,371     58,538
    Groupe Crit SA..........................................   1,156     23,891
   *Groupe Eurotunnel SA....................................  98,727    839,505
    Groupe Flo SA...........................................   1,396      6,077
   *Groupe Partouche SA.....................................   2,699      3,920
   *Groupe Steria SCA.......................................   6,475    120,282
    Guerbet SA..............................................     130     19,732
   *Haulotte Group SA.......................................   4,396     36,482
   *Havas SA................................................  51,665    338,155
    Hermes International SA.................................     894    290,507
   *Hi-Media SA.............................................  10,368     28,552
   *Iliad SA................................................     443     82,070
   *Imerys SA...............................................   6,598    436,312
   *Ingenico SA.............................................   5,276    332,594
   *Interparfums SA.........................................   1,486     48,938
   *Ipsen SA................................................   3,362    118,279
   *Ipsos SA................................................   6,989    278,571
    Jacquet Metal Service SA................................   2,146     27,857
   *JCDecaux SA.............................................   8,326    232,554
    Korian SA...............................................   2,199     42,865
    L.D.C. SA...............................................     204     27,140
    Lafarge SA..............................................  25,334  1,547,173
    Lafarge SA Sponsored ADR................................   1,300     19,799
   *Lagardere SCA...........................................  26,194    946,806
    Laurent-Perrier SA......................................     553     51,807
   *Legrand SA..............................................   7,517    341,023
   *Lisi SA.................................................     865     76,317
   *L'Oreal SA..............................................   1,886    280,057
   *LVMH Moet Hennessy Louis Vuitton SA.....................   3,079    579,702
   *M6 Metropole Television SA..............................  10,628    177,869
    Maisons France Confort SA...............................     535     20,922
   *Manitou BF SA...........................................   2,706     48,229

                                     1155

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
FRANCE -- (Continued)
    Manutan International SA................................     734 $   35,705
   *Maurel et Prom Nigeria SA...............................  11,601     41,284
   *Medica SA...............................................   9,320    177,486
    Mersen SA...............................................   3,749    109,780
   *Natixis SA.............................................. 119,341    472,875
   *Naturex SA..............................................   1,299    103,542
   *Neopost SA..............................................   4,233    241,617
   *Nexans SA...............................................   5,061    262,115
   *Nexity SA...............................................   5,629    171,797
    NextRadioTV SA..........................................     290      5,271
   *NicOx SA................................................  17,225     80,174
    Norbert Dentressangle SA................................     815     71,573
    NRJ Group SA............................................   4,409     36,419
    Oeneo SA................................................  13,439     47,421
   *Orpea SA................................................   5,736    244,652
   *PagesJaunes Groupe SA...................................  24,084     93,244
   *Parrot SA...............................................   1,599     61,834
   *Pernod-Ricard SA........................................   6,336    793,094
  #*Peugeot SA..............................................  24,676    192,323
    Pierre & Vacances SA....................................     668     14,261
   *Plastic Omnium SA.......................................   7,565    295,878
   *PPR SA..................................................   7,204  1,549,323
   *Publicis Groupe SA......................................   6,834    447,200
    Publicis Groupe SA ADR..................................   1,600     26,304
   *Rallye SA...............................................   6,232    220,225
   *Recylex SA..............................................   5,815     29,653
    Remy Cointreau SA.......................................   2,663    339,740
    Renault SA..............................................  25,427  1,532,586
   *Rexel SA................................................  23,555    500,880
   *Rubis SCA...............................................   4,578    331,662
   *SA des Ciments Vicat....................................   2,615    166,708
   *Safran SA...............................................  13,140    603,485
   *Saft Groupe SA..........................................   4,980    134,511
    Sanofi SA...............................................  41,470  4,042,726
    Sanofi SA ADR...........................................  39,660  1,930,649
   *Sartorius Stedim Biotech SA.............................     709     86,383
   *Schneider Electric SA...................................  30,730  2,337,854
   *SCOR SE.................................................  39,916  1,149,204
   *SEB SA..................................................   2,824    225,765
    Seche Environnement SA..................................     824     33,063
   *Sechilienne SA..........................................   3,800     77,482
   *Sequana SA..............................................   3,568     43,580
   *SES SA..................................................   7,157    219,033
   *Societe BIC SA..........................................   3,399    457,354
   *Societe d'Edition de Canal Plus SA......................  10,759     75,532
   *Societe Generale SA.....................................  80,296  3,625,814
   *Societe Television Francaise 1 SA.......................  25,648    309,608
   *Sodexo SA...............................................   2,674    238,362
   *Soitec SA...............................................  32,884    122,535
    Somfy SA................................................     158     33,210
   *Sopra Group SA..........................................     846     60,850
   *Stallergenes SA.........................................      86      5,116
   *Ste Industrielle d'Aviation Latecoere SA................     462      5,319
   *Stef SA.................................................     771     40,945
    STMicroelectronics NV................................... 115,017    994,298
   *STMicroelectronics NV ADR...............................  37,473    323,392
   *Suez Environnement SA...................................  24,405    322,727
    Sword Group SA..........................................   1,588     29,290
    Synergie SA.............................................   5,412     62,898
   *Technicolor SA..........................................  11,563     40,036
   *Technip SA..............................................   4,264    461,700

                                     1156

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------ -----------
FRANCE -- (Continued)
   *Teleperformance SA.................................... 11,789 $   469,743
    Thales SA............................................. 10,191     367,008
   *Theolia SA............................................ 10,846      23,427
    Total Gabon SA........................................     77      38,480
    Total SA..............................................  8,644     468,435
   #Total SA Sponsored ADR................................ 85,482   4,640,818
    Touax SA..............................................     25         734
    Toupargel Groupe SA...................................    329       2,323
   *Transgene SA..........................................  1,406      15,935
   *Trigano SA............................................  2,400      35,797
   *UbiSoft Entertainment SA.............................. 21,713     209,480
   *Valeo SA.............................................. 11,812     636,504
   *Vallourec SA.......................................... 23,456   1,272,729
    Veolia Environnement SA............................... 10,470     134,051
  #*Veolia Environnement SA ADR........................... 14,066     178,638
   *Vetoquinol SA.........................................    275      10,131
    Viel et Compagnie SA.................................. 12,834      43,707
   *Vilmorin & Cie SA.....................................    990     130,520
   *Vinci SA.............................................. 20,077   1,021,986
   *Virbac SA.............................................    447     100,038
   *Vivalis SA............................................    917       8,281
   *Vivendi SA............................................ 88,739   1,900,388
    Vranken-Pommery Monopole SA...........................    106       3,038
   *Zodiac Aerospace SA...................................  6,207     679,542
                                                                  -----------
TOTAL FRANCE..............................................         79,297,186
                                                                  -----------
GERMANY -- (4.5%)
   *Aareal Bank AG........................................ 12,891     307,094
   *Adidas-Salomon AG.....................................  7,697     714,798
   *ADVA Optical Networking SE............................  6,955      42,444
   *Air Berlin P.L.C......................................  7,620      18,452
  #*Aixtron SE............................................ 13,684     187,099
   *Allianz SE............................................ 25,596   3,662,436
    Allianz SE Sponsored ADR.............................. 69,550     993,870
   *Amadeus Fire AG.......................................    427      24,347
    Asian Bamboo AG.......................................  1,885      16,675
   *Aurubis AG............................................  8,619     646,517
   *Axel Springer AG......................................  6,328     295,636
   *BASF SE............................................... 11,789   1,193,990
    BASF SE Sponsored ADR.................................  1,000     101,250
    Bauer AG..............................................  1,889      55,127
   *Bayer AG.............................................. 13,390   1,321,353
    Bayer AG Sponsored ADR................................    200      19,772
   *Bayerische Motoren Werke AG........................... 21,127   2,127,866
   *BayWa AG..............................................  2,674     133,290
   *Bechtle AG............................................  2,817     127,173
    Beiersdorf AG.........................................  1,926     169,031
   *Bertrandt AG..........................................    886      97,537
   *Bijou Brigitte AG.....................................    360      35,675
   *Bilfinger SE..........................................  7,718     780,112
    Biotest AG............................................    355      25,804
   *Borussia Dortmund GmbH & Co. KGaA..................... 14,645      60,930
   *Brenntag AG...........................................  1,678     238,901
   *CANCOM AG.............................................  3,133      61,777
   *Carl Zeiss Meditec AG.................................  4,134     134,984
    CAT Oil AG............................................  3,029      33,905
   *Celesio AG............................................ 18,943     344,075
    CENIT AG..............................................    767       8,370
   *Centrotec Sustainable AG..............................  2,715      57,037
   *Cewe Color Holding AG.................................    871      38,646
   *Comdirect Bank AG..................................... 12,756     150,015

                                     1157

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
GERMANY -- (Continued)
   *Commerzbank AG........................................ 481,459 $1,054,188
   *CompuGroup Medical AG.................................   1,550     34,058
   *Constantin Medien AG..................................     444        989
   *Continental AG........................................   9,589  1,125,364
   *CropEnergies AG.......................................   5,648     46,299
   *CTS Eventim AG........................................   2,398     85,722
   *Curanum AG............................................     470      1,615
    DAB Bank AG...........................................   1,539      8,099
    Daimler AG............................................  64,563  3,757,682
    Delticom AG...........................................     575     27,647
    Deutsche Bank AG (5750355)............................   5,709    295,264
   *Deutsche Bank AG (D18190898)..........................  57,350  2,962,701
   *Deutsche Boerse AG....................................   3,579    235,666
    Deutsche Lufthansa AG.................................  49,873    990,651
    Deutsche Post AG......................................  93,390  2,192,959
   *Deutsche Telekom AG...................................  70,846    870,351
    Deutsche Telekom AG Sponsored ADR..................... 104,159  1,276,989
   *Deutsche Wohnen AG....................................  19,372    372,958
   *Deutz AG..............................................  14,618     86,235
   *Dialog Semiconductor P.L.C............................   3,764     67,122
    Draegerwerk AG & Co. KGaA.............................     501     48,800
   *Drillisch AG..........................................   6,873    112,726
   *Duerr AG..............................................   2,707    264,864
    DVB Bank SE...........................................     433     14,412
   *E.ON SE............................................... 111,836  1,944,620
    E.ON SE Sponsored ADR.................................   3,600     62,640
    Eckert & Ziegler AG...................................     831     29,119
    Elmos Semiconductor AG................................   1,781     18,088
   *ElreingKlinger AG.....................................   5,652    199,846
   *Euromicron AG.........................................   1,356     35,711
   *Evotec AG.............................................  35,662    133,871
    Fielmann AG...........................................     537     54,826
   *First Sensor AG.......................................     945     10,188
   *Fraport AG............................................   6,293    381,424
   *Freenet AG............................................  24,178    520,698
   *Fresenius Medical Care AG & Co. KGaA..................   2,356    166,071
    Fresenius Medical Care AG & Co. KGaA ADR..............   4,200    147,840
    Fresenius SE & Co. KGaA...............................   9,706  1,180,467
    Fuchs Petrolub AG.....................................   1,737    122,781
   *GAGFAH SA.............................................  11,791    144,290
   *GEA Group AG..........................................  27,139    983,331
   *Gerresheimer AG.......................................   5,573    286,533
   *Gerry Weber International AG..........................   1,946     94,534
   *Gesco AG..............................................     578     60,652
   *GFK SE................................................   2,907    168,275
   *Gigaset AG............................................  12,872     19,964
   *Gildemeister AG.......................................  12,115    298,443
   *Grammer AG............................................   3,456     92,413
    Grenkeleasing AG......................................   1,850    136,406
   *GSW Immobilien AG.....................................   3,434    146,533
   *H&R AG................................................   1,360     22,739
   *Hamburger Hafen und Logistik AG.......................   1,330     32,839
   *Hannover Rueckversicherung AG.........................  11,063    893,120
   *Heidelberger Druckmaschinen AG........................  49,077    105,243
   *Heidelberger Zement AG................................  18,184  1,146,278
   *Henkel AG & Co. KGaA..................................   4,339    321,862
   *Hochtief AG...........................................   7,054    460,314
   *Homag Group AG........................................   1,385     20,350
   *Indus Holding AG......................................   5,359    167,565
   *Infineon Technologies AG..............................  49,412    445,668
    Infineon Technologies AG ADR..........................  51,213    462,453

                                     1158

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES  VALUE++
                                                           ------ ----------
GERMANY -- (Continued)
    Isra Vision AG........................................    461 $   17,387
   *IVG Immobilien AG..................................... 29,473     94,834
    Jenoptik AG...........................................  8,030     87,721
   *K+S AG................................................ 13,345    601,579
   *Kabel Deutschland Holding AG..........................  6,744    546,456
   *Kloeckner & Co. SE.................................... 23,411    296,238
   *Koenig & Bauer AG.....................................  1,185     22,973
   *Kontron AG............................................ 11,542     68,953
   *Krones AG.............................................  2,451    152,121
    KSB AG................................................     38     25,302
   *Kuka AG...............................................  4,421    171,502
   *KWS Saat AG...........................................    383    142,136
   *Lanxess AG............................................ 10,142    856,688
    Leifheit AG...........................................     72      3,031
   *Leoni AG..............................................  6,330    273,902
   *Linde AG..............................................  5,457    994,658
   *Lotto24 AG............................................    666      3,270
   *LPKF Laser & Electronics AG...........................  1,002     22,817
   *MAN SE................................................  5,106    615,373
   *Manz AG...............................................    880     24,852
    Merck KGaA............................................  6,483    901,341
   *Metro AG.............................................. 13,379    413,181
   *MLP AG................................................  9,812     85,231
   *Morphosys AG..........................................  3,702    156,684
   *MTU Aero Engines Holding AG...........................  3,208    305,906
   *Munchener Rueckversicherungs-Gesellschaft AG.......... 13,177  2,420,014
   *MVV Energie AG........................................  1,313     43,975
    Nexus AG..............................................    502      6,034
   *Nordex SE............................................. 13,855     74,304
   *NORMA Group AG........................................  1,921     55,838
    OHB AG................................................    582     11,893
   *Patrizia Immobilien AG................................  8,081     71,770
   *Pfeiffer Vacuum Technology AG.........................    797     99,299
    PNE Wind AG........................................... 14,369     50,279
  #*Praktiker AG.......................................... 28,811     58,213
   *Puma SE...............................................    637    201,351
    PVA TePla AG..........................................  1,103      3,742
   *QIAGEN NV............................................. 43,509    913,365
   *QSC AG................................................ 23,436     70,583
   *R Stahl AG............................................    597     23,438
   *Rational AG...........................................    274     83,004
    Rheinmetall AG........................................  8,082    430,219
    Rhoen-Klinikum AG..................................... 23,588    494,824
   *RWE AG................................................ 43,631  1,640,591
   *SAF-Holland SA........................................  7,557     61,720
   *Salzgitter AG.........................................  9,656    450,115
  #*SAP AG Sponsored ADR..................................  9,200    754,584
   *Schaltbau Holding AG..................................    265     12,463
   *SGL Carbon SE.........................................  5,327    227,578
   *Siemens AG............................................    821     89,951
   #Siemens AG Sponsored ADR.............................. 26,107  2,859,239
   *Singulus Technologies AG.............................. 10,890     21,454
    Sixt AG...............................................  3,720     84,572
    SKW Stahl-Metallurgie Holding AG......................  2,207     39,528
  #*Sky Deutschland AG.................................... 49,417    300,502
   *SMA Solar Technology AG...............................  1,644     42,355
    SMT Scharf AG.........................................  1,160     39,186
   *Software AG...........................................  5,342    205,680
  #*Solarworld AG......................................... 27,670     40,631
   *Stada Arzneimittel AG................................. 12,979    478,310
   *STRATEC Biomedical AG.................................    978     50,787

                                     1159

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
GERMANY -- (Continued)
   *Stroer Out-of-Home Media AG...........................   2,821 $    31,843
   *Suedzucker AG.........................................  10,869     464,921
   *Suss Microtec AG......................................   4,115      50,974
   *Symrise AG............................................   8,140     287,740
    TAG Immobilien AG.....................................  31,339     379,908
   *Takkt AG..............................................   3,074      43,879
    Telegate AG...........................................   3,104      33,614
   *ThyssenKrupp AG.......................................  47,834   1,161,129
   *Tipp24 SE.............................................     666      41,582
   *Tom Tailor Holding AG.................................   3,208      75,410
    Tomorrow Focus AG.....................................   3,932      21,932
   *TUI AG................................................  34,906     378,778
   *United Internet AG....................................   6,740     156,703
   *Verbio AG.............................................   1,824       3,466
    Volkswagen AG.........................................   1,962     453,232
   *Vossloh AG............................................   1,614     167,998
   *VTG AG................................................   1,642      31,109
   *Wacker Chemie AG......................................   2,388     169,875
   *Wacker Neuson SE......................................   4,176      62,321
   *Washtec AG............................................   1,256      15,346
   *Wincor Nixdorf AG.....................................   2,250     117,490
   *Wirecard AG...........................................   7,559     172,178
    XING AG...............................................     354      19,624
                                                                   -----------
TOTAL GERMANY.............................................          65,413,923
                                                                   -----------
GREECE -- (0.2%)
   *Alpha Bank A.E........................................  81,161     140,388
   *Attica Bank S.A.......................................   5,784       2,495
   *Bank of Cyprus P.L.C.................................. 229,580      77,126
    Bank of Greece S.A....................................   2,794      64,338
    Coca-Cola Hellenic Bottling Co. S.A...................   8,849     229,872
   #Coca-Cola Hellenic Bottling Co. S.A. ADR..............  14,306     367,664
   *Ellaktor S.A..........................................  21,206      58,744
   *Eurobank Ergasias SA..................................  55,065      45,749
    EYDAP Athens Water Supply & Sewage Co. S.A............   6,973      56,698
   *Folli Follie Group S.A................................   7,975     148,605
   *Fourlis Holdings S.A..................................   7,020      22,625
   *Frigoglass S.A........................................   9,752      74,723
   *GEK Terna Holding Real Estate Construction S.A........   6,564      21,653
    Hellenic Exchanges S.A................................  17,568     121,231
    Hellenic Petroleum S.A................................  17,587     197,208
   *Hellenic Telecommunication Organization Co. S.A.......  24,316     204,438
  #*Hellenic Telecommunication Organization Co. S.A.
   Sponsored ADR..........................................   6,000      24,360
    Intralot S.A.-Integrated Lottery Systems & Services...  26,355      74,089
    JUMBO S.A.............................................  21,424     185,554
   *Marfin Investment Group Holdings S.A.................. 142,123      92,609
    Metka S.A.............................................   6,384      97,261
    Motor Oil (Hellas) Corinth Refineries S.A.............  13,116     151,363
   *Mytilineos Holdings S.A...............................  15,755     108,154
   *National Bank of Greece S.A........................... 158,029     249,614
  #*National Bank of Greece S.A. ADR......................  28,236      43,766
    OPAP S.A..............................................  17,826     154,330
   *Piraeus Bank S.A...................................... 199,857      76,098
    Piraeus Port Authority S.A............................   2,736      68,545
   *Public Power Corp. S.A................................  13,423     124,820
    S&B Industrial Minerals S.A...........................   3,250      24,761
   *Teletypos S.A. Mega Channel...........................   1,702         763
    Terna Energy S.A......................................   4,722      22,419
   *Titan Cement Co. S.A..................................  10,553     188,694
   *Viohalco Hellenic Copper & Aluminum Industry S.A......  20,959     135,773
                                                                   -----------
TOTAL GREECE..............................................           3,656,530
                                                                   -----------

                                     1160

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (1.9%)
   *AAC Technologies Holdings, Inc........................    54,000 $  209,628
   *AIA Group, Ltd........................................    88,400    351,666
    Alco Holdings, Ltd....................................    20,000      4,407
    Allied Group, Ltd.....................................     4,000     13,691
    Allied Properties (H.K.), Ltd.........................   636,068    110,677
   *Apac Resources, Ltd...................................   520,000     14,156
    Asia Satellite Telecommunications Holdings, Ltd.......    39,000    136,878
    Asia Standard International Group, Ltd................    72,000     15,787
   *ASM Pacific Technology, Ltd...........................     7,400     93,367
    Associated International Hotels, Ltd..................    38,000    109,273
  #*Bank of East Asia, Ltd................................   124,068    507,535
   *Bao Yuan Holdings, Ltd................................   410,000     16,425
   *Birmingham International Holdings, Ltd................   970,000     19,011
   *BOC Hong Kong Holdings, Ltd...........................   137,500    471,811
    Bonjour Holdings, Ltd.................................    74,000      9,345
   *Brightoil Petroleum Holdings, Ltd.....................   456,000     88,812
  #*Brockman Mining, Ltd..................................   896,780     57,341
   *Cafe de Coral Holdings, Ltd...........................    24,000     73,374
   *Cathay Pacific Airways, Ltd...........................   116,000    224,264
    Chen Hsong Holdings, Ltd..............................    66,000     21,794
    Cheuk Nang Holdings, Ltd..............................    20,000     15,993
   *Cheung Kong Holdings, Ltd.............................    91,000  1,491,291
   *Cheung Kong Infrastructure Holdings, Ltd..............    33,000    208,289
    Chevalier International Holdings, Ltd.................    32,000     47,983
  #*China Daye Non-Ferrous Metals Mining, Ltd.............   760,163     31,343
   *China Energy Development Holdings, Ltd................   808,000     14,060
    China Metal International Holdings, Ltd...............   190,000     32,831
   *China Nuclear Industry 23 International Corp., Ltd....    22,000      5,413
   *China Outdoor Media Group, Ltd........................   335,000      2,939
   *Chong Hing Bank, Ltd..................................    28,000     60,047
   *Chow Sang Sang Holdings International, Ltd............    48,000    127,096
    Chu Kong Shipping Enterprise Group Co., Ltd...........    58,000     11,805
    Chuang's Consortium International, Ltd................   152,000     22,135
  #*Citic Telecom International Holdings, Ltd.............   224,000     78,290
   *CK Life Sciences International Holdings, Inc..........   908,000     81,925
    CLP Holdings, Ltd.....................................    31,500    267,058
   *CP Lotus Corp., Ltd...................................    80,000      1,962
    Cross-Harbour Holdings, Ltd. (The)....................    40,000     33,766
    CSI Properties, Ltd...................................   579,674     25,768
   *Culture Landmark Investment, Ltd......................    24,400      2,845
   *Culturecom Holdings, Ltd..............................   200,000     44,330
    Dah Sing Banking Group, Ltd...........................    99,640    124,117
   *Dah Sing Financial Holdings, Ltd......................    38,850    204,640
    Dan Form Holdings Co., Ltd............................    99,000     15,060
    Dickson Concepts International, Ltd...................    55,000     30,966
    Dorsett Hospitality International, Ltd................    45,000     12,011
    Emperor Entertainment Hotel, Ltd......................   215,000     55,468
    Emperor International Holdings, Ltd...................   177,333     55,582
   *Emperor Watch & Jewellery, Ltd........................   790,000     96,812
   #Esprit Holdings, Ltd..................................   456,282    635,876
   *eSun Holdings, Ltd....................................   212,000     44,002
    EVA Precision Industrial Holdings, Ltd................   284,000     37,699
    Fairwood, Ltd.........................................    21,000     44,947
    Far East Consortium International, Ltd................   183,188     51,247
   *First Pacific Co., Ltd................................   326,400    420,392
  #*Fook Woo Group Holdings, Ltd..........................   224,000     39,281
  #*Foxconn International Holdings, Ltd...................   385,000    158,085
   *Galaxy Entertainment Group, Ltd.......................    59,000    265,865
  #*Genting Hong Kong, Ltd................................   281,000    121,832
    Get Nice Holdings, Ltd................................ 1,122,000     50,621
   *Giordano International, Ltd...........................   164,000    166,584

                                     1161

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
HONG KONG -- (Continued)
    Glorious Sun Enterprises, Ltd.........................   170,000 $   51,961
    Gold Peak Industries Holding, Ltd.....................   262,000     28,368
   *G-Resources Group, Ltd................................ 2,979,000    165,120
    Guotai Junan International Holdings, Ltd..............    71,000     35,182
    Haitong International Securities Group, Ltd...........    42,000     23,442
   *Hang Lung Group, Ltd..................................   101,000    612,262
   *Hang Lung Properties, Ltd.............................   218,000    823,214
  #*Hang Seng Bank, Ltd...................................    12,000    196,503
   #Harbour Centre Development, Ltd.......................    21,000     38,941
    Henderson Land Development Co., Ltd...................   129,348    929,602
    HKR International, Ltd................................   186,400    107,895
    Hon Kwok Land Investment Co., Ltd.....................    20,000      8,962
   *Hong Kong & China Gas Co., Ltd........................    65,351    185,619
   *Hong Kong & Shanghai Hotels, Ltd......................   137,500    237,699
   *Hong Kong Aircraft Engineering Co., Ltd...............     2,400     33,946
   *Hong Kong Exchanges & Clearing, Ltd...................    16,300    309,642
    Hong Kong Television Network, Ltd.....................     3,847     23,428
   *Hongkong Chinese, Ltd.................................   184,495     34,501
   *Hopewell Holdings, Ltd................................   119,000    490,142
    Hung Hing Printing Group, Ltd.........................    92,000     16,009
   *Hutchison Telecommunications Hong Kong Holdings, Ltd..   261,000    118,483
   *Hutchison Whampoa, Ltd................................   140,000  1,564,792
   *Hysan Development Co., Ltd............................    31,000    156,495
   *Imagi International Holdings, Ltd.....................   728,000     10,980
  #*IRC, Ltd,.............................................   266,000     37,752
   *IT, Ltd...............................................    70,000     30,406
    Johnson Electric Holdings, Ltd........................   324,500    230,056
   *K Wah International Holdings, Ltd.....................   260,010    151,247
   *Kerry Properties, Ltd.................................    81,000    438,408
   *King Stone Energy Group, Ltd..........................   324,000     23,853
    Kingmaker Footwear Holdings, Ltd......................   186,000     31,080
    Kingston Financial Group, Ltd.........................   717,000     63,704
    Kowloon Development Co., Ltd..........................   103,000    158,085
   *Lai Sun Development Co., Ltd.......................... 2,451,000    107,503
   *Li & Fung, Ltd........................................   166,000    233,660
   *Lifestyle International Holdings, Ltd.................    29,000     74,399
    Lippo China Resources, Ltd............................   794,000     23,663
    Liu Chong Hing Investment, Ltd........................    18,000     21,788
   *L'sea Resources International Holdings, Ltd...........   280,000     12,991
   *Luk Fook Holdings International, Ltd..................    44,000    153,709
    Lung Kee (Bermuda) Holdings, Ltd......................    40,000     17,545
   *Magnificent Estates, Ltd..............................   320,000     19,196
   *Man Wah Holdings, Ltd.................................    38,400     35,321
   *Melco International Development, Ltd..................   161,000    260,879
  #*Midland Holdings, Ltd.................................   166,666     85,571
   *Ming Fung Jewellery Group, Ltd........................   770,000     35,725
   *Miramar Hotel & Investment Co., Ltd...................     9,000     13,208
   *Mongolian Mining Corp.................................   104,500     51,770
   *MTR Corp..............................................    70,789    291,297
    National Electronics Holdings, Ltd....................    28,000      3,897
    Natural Beauty Bio-Technology, Ltd....................   100,000     10,189
   *Neo-Neon Holdings, Ltd................................   136,500     30,999
    New World Development Co., Ltd........................   443,367    817,744
   *NewOcean Green Energy Holdings, Ltd...................   194,000     99,081
    NWS Holdings, Ltd.....................................   163,482    292,164
   *Orange Sky Golden Harvest Entertainment Holdings,
     Ltd..................................................   675,000     46,152
   *Orient Overseas International, Ltd....................    53,000    369,955
  #*Oriental Watch Holdings, Ltd..........................   138,400     54,419
    Pacific Andes International Holdings, Ltd.............   752,405     41,687
   *Pacific Basin Shipping, Ltd...........................   445,000    260,042
   *Pacific Textile Holdings, Ltd.........................    74,000     66,733

                                     1162

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Paliburg Holdings, Ltd.................................. 130,000 $   46,457
   *Pan Asia Environmental Protection Group, Ltd............  86,000      6,045
   *PCCW, Ltd............................................... 434,000    190,772
   *Pearl Oriental Oil, Ltd................................. 389,000     31,600
   *Pico Far East Holdings, Ltd............................. 144,000     39,569
    Playmates Holdings, Ltd.................................   2,000      1,720
   *PME Group, Ltd.......................................... 430,000     27,373
   *PNG Resources Holdings, Ltd............................. 352,000     12,468
    Polytec Asset Holdings, Ltd............................. 275,000     38,652
   *Power Assets Holdings, Ltd..............................  44,500    384,719
    Public Financial Holdings, Ltd..........................  72,000     36,853
    PYI Corp., Ltd.......................................... 766,000     20,925
   *Regal Hotels International Holdings, Ltd................ 142,000     71,216
    Richfield Group Holdings, Ltd........................... 280,000     13,714
   *SA SA International Holdings, Ltd.......................  48,000     43,329
   *Samsonite International SA..............................  48,600    105,655
    Sands China, Ltd........................................  10,400     52,482
   *SEA Holdings, Ltd.......................................  90,000     66,749
   *Shangri-La Asia, Ltd.................................... 171,166    405,099
    Shenyin Wanguo, Ltd.....................................  75,000     32,100
   *Shun Tak Holdings, Ltd.................................. 483,499    263,818
   *Singamas Container Holdings, Ltd........................ 404,000    116,613
    Sino Land Co., Ltd...................................... 348,815    652,179
   *Sino-Tech International Holdings, Ltd................... 760,000      6,860
    Sitoy Group Holdings, Ltd...............................  11,000      6,465
   *SJM Holdings, Ltd.......................................  27,000     74,232
   *SmarTone Telecommunications Holdings, Ltd...............  66,305    118,144
    SOCAM Development, Ltd..................................  44,444     53,604
   *South China (China), Ltd................................ 464,000     53,839
   *Stella International Holdings, Ltd......................  36,500    104,990
    Stelux Holdings International, Ltd......................  43,000     15,170
   *Sun Hung Kai & Co., Ltd................................. 165,529    117,245
    Sun Hung Kai Properties, Ltd............................  94,249  1,547,184
   *Superb Summit International Group, Ltd.................. 500,000     20,957
   *Sustainable Forest Holdings, Ltd........................ 337,500      3,207
   *Swire Properties, Ltd...................................  12,000     43,868
    Tai Cheung Holdings, Ltd................................  94,000     76,839
    Tan Chong International, Ltd............................  24,000      7,923
   *Tao Heung Holdings, Ltd.................................   2,000      1,243
  #*Taung Gold International, Ltd........................... 500,000     10,251
   *Techtronic Industries Co., Ltd.......................... 187,500    380,595
   *Television Broadcasts, Ltd..............................  19,000    140,376
    Texwinca Holdings, Ltd..................................  92,000     86,787
   *Titan Petrochemicals Group, Ltd......................... 380,000        122
   *Tom Group, Ltd..........................................  60,000      7,258
    Tongda Group Holdings, Ltd.............................. 530,000     27,727
    Tradelink Electronic Commerce, Ltd......................  14,000      2,490
   *Transport International Holdings, Ltd...................  46,800    105,592
   *Trinity, Ltd............................................ 158,000     97,561
   *TSC Group Holdings, Ltd................................. 199,000     41,869
  #*United Laboratories International Holdings, Ltd. (The).. 152,500     69,815
    Universal Technologies Holdings, Ltd....................  70,000      4,466
  #*Value Partners Group, Ltd...............................  63,000     43,790
    Vanke Property Overseas, Ltd............................   2,000      4,237
    Varitronix International, Ltd........................... 113,000     58,283
    Victory City International Holdings, Ltd................ 273,936     33,873
   *Vitasoy International Holdings, Ltd.....................  80,000     84,350
    VST Holdings, Ltd....................................... 138,000     33,944
   #VTech Holdings, Ltd.....................................   7,000     80,616
   *Wharf Holdings, Ltd..................................... 133,000  1,173,982
   *Wheelock & Co., Ltd..................................... 102,000    574,114

                                     1163

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
HONG KONG -- (Continued)
   *Wing Hang Bank, Ltd...................................  29,196 $   304,610
    Wing On Co. International, Ltd........................  32,000      98,258
    Wing Tai Properties, Ltd.............................. 102,000      75,468
   *Wynn Macau, Ltd.......................................  20,400      57,237
  #*Xinyi Glass Holdings, Ltd............................. 162,000     106,528
    YGM Trading, Ltd......................................  20,000      52,896
   *Yue Yuen Industrial Holdings, Ltd.....................  57,000     191,672
                                                                   -----------
TOTAL HONG KONG...........................................          27,547,208
                                                                   -----------
HUNGARY -- (0.1%)
    EGIS Pharmaceuticals P.L.C............................     894      76,881
  #*FHB Mortgage Bank NYRT................................   6,244      12,170
    Magyar Telekom Telecommunications P.L.C...............  53,358     100,761
    Magyar Telekom Telecommunications P.L.C. Sponsored
      ADR.................................................   4,178      39,231
    MOL Hungarian Oil & Gas P.L.C.........................   2,028     174,596
    OTP Bank P.L.C........................................  28,723     617,678
   *PannErgy P.L.C........................................   3,649       7,210
    Richter Gedeon NYRT...................................     915     157,577
                                                                   -----------
TOTAL HUNGARY.............................................           1,186,104
                                                                   -----------
INDIA -- (1.9%)
    Aban Offshore, Ltd....................................   3,528      23,196
    ABB, Ltd..............................................   3,501      42,834
   *ABG Shipyard, Ltd.....................................   7,485      53,646
    ACC, Ltd..............................................   7,153     178,225
    Adani Enterprises, Ltd................................  25,688     122,088
   *Adani Power, Ltd...................................... 133,476     153,956
    Aditya Birla Nuvo, Ltd................................   8,641     185,216
   *AIA Engineering, Ltd..................................   1,042       6,330
    Akzo Nobel India, Ltd.................................     399       7,164
    Alembic Pharmaceuticals, Ltd..........................   4,113       5,953
    Allahabad Bank, Ltd...................................  40,781     125,220
    Allcargo Logistics, Ltd...............................     986       2,314
    Alok Industries, Ltd..................................  90,000      18,168
    Alstom India, Ltd.....................................   5,412      37,051
    Amara Raja Batteries, Ltd.............................     452       2,622
    Ambuja Cements, Ltd...................................  40,221     153,033
    Amtek Auto, Ltd.......................................  17,358      25,087
    Anant Raj, Ltd........................................  27,862      42,914
    Andhra Bank, Ltd......................................  23,063      48,603
    Apollo Hospitals Enterprise, Ltd......................   9,322     141,820
    Apollo Tyres, Ltd.....................................  25,736      41,699
    Arvind, Ltd...........................................  42,552      75,006
    Ashok Leyland, Ltd.................................... 200,290      91,917
    Asian Paints, Ltd.....................................   1,564     132,335
    Aurobindo Pharma, Ltd.................................  57,865     204,261
    Axis Bank, Ltd........................................  16,546     468,633
    Bajaj Auto, Ltd.......................................   3,566     136,291
    Bajaj Electricals, Ltd................................   4,500      16,600
    Bajaj Finance, Ltd....................................   2,425      58,920
    Bajaj Finserv, Ltd....................................   7,080     113,018
    Bajaj Hindusthan, Ltd.................................  80,199      35,257
    Bajaj Holdings & Investment, Ltd......................   7,265     132,165
    Ballarpur Industries, Ltd.............................  70,689      30,241
   *Balrampur Chini Mills, Ltd............................  21,074      18,121
    Bank of Baroda........................................  10,597     172,660
    Bank of India.........................................  21,666     143,937
    Bank of Maharashtra, Ltd..............................  32,893      36,515
    BASF India, Ltd.......................................     873      10,721
    Bata India, Ltd.......................................   6,548      96,848
    BEML, Ltd.............................................   2,355      11,766

                                     1164

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
INDIA -- (Continued)
    Berger Paints India, Ltd................................... 26,560 $ 86,942
    BGR Energy Systems, Ltd....................................  2,982   13,620
    Bharat Electronics, Ltd....................................  2,636   63,035
    Bharat Forge, Ltd.......................................... 14,420   62,356
    Bharat Heavy Electricals, Ltd.............................. 36,328  156,237
    Bharat Petroleum Corp., Ltd................................  7,688   59,451
    Bharti Airtel, Ltd......................................... 41,564  263,742
    Bhushan Steel, Ltd......................................... 16,410  137,932
    Biocon, Ltd................................................  8,934   47,239
    Birla Corp., Ltd...........................................  4,033   22,212
    Bombay Dyeing & Manufacturing Co., Ltd..................... 13,374   29,839
   *Bombay Rayon Fashions, Ltd.................................  1,830    8,807
    Bosch, Ltd.................................................    584  101,102
    Britannia Industries, Ltd..................................  1,250   11,556
    Cadila Healthcare, Ltd.....................................  8,226  134,288
    Cairn India, Ltd........................................... 40,339  245,956
    Canara Bank................................................ 19,638  177,339
    Carborundum Universal, Ltd.................................  4,300   11,964
    Central Bank of India...................................... 53,793   85,386
   *Century Plyboards India, Ltd...............................  6,288    6,924
    Century Textiles & Industries, Ltd.........................  8,710   63,787
    CESC, Ltd..................................................  5,246   30,686
    Chambal Fertilizers & Chemicals, Ltd....................... 26,495   33,476
    Chennai Petroleum Corp., Ltd............................... 11,326   29,934
    Cipla, Ltd................................................. 13,377  102,291
    City Union Bank, Ltd....................................... 51,975   60,547
    CMC, Ltd...................................................  1,382   35,413
    Colgate-Palmolive (India), Ltd.............................  3,054   77,403
    Container Corp. of India...................................  5,527   96,220
    Core Education & Technologies, Ltd.........................  9,143   51,347
    Coromandel International, Ltd..............................  6,023   25,482
    Corporation Bank...........................................  9,596   82,357
    Crisil, Ltd................................................  2,565   48,669
    Crompton Greaves, Ltd...................................... 18,900   37,941
    Cummins India, Ltd.........................................  6,720   61,854
    Dabur India, Ltd........................................... 30,848   77,386
   *DB Realty, Ltd............................................. 17,964   46,452
    DCM Shriram Consolidated, Ltd..............................  3,175    4,001
    Dena Bank.................................................. 12,195   25,450
   *Development Credit Bank, Ltd............................... 22,854   19,970
    Dewan Housing Finance Corp., Ltd...........................  8,991   35,257
   *Dish TV (India), Ltd....................................... 44,632   60,645
    Divi's Laboratories, Ltd...................................  2,878   56,798
    DLF, Ltd................................................... 48,011  251,523
    Dr. Reddy's Laboratories, Ltd. ADR.........................  5,899  212,010
    E.I.D. - Parry (India), Ltd................................ 10,009   33,703
    Educomp Solutions, Ltd..................................... 10,613   25,674
    Eicher Motors, Ltd.........................................  2,071  109,160
    EIH, Ltd................................................... 19,189   25,165
    Era Infra Engineering, Ltd.................................  7,211   18,257
    Escorts, Ltd...............................................  9,996   12,783
   *Essar Oil, Ltd............................................. 61,934  101,689
    Essar Ports, Ltd........................................... 11,170   18,276
    Exide Industries, Ltd...................................... 31,311   72,235
    FAG Bearings (India), Ltd..................................    182    5,277
    FDC, Ltd...................................................  3,431    5,971
    Federal Bank, Ltd.......................................... 22,852  218,522
    Financial Technologies (India), Ltd........................  3,882   82,167
   *Fortis Healthcare, Ltd..................................... 10,077   20,973
    Future Capital Holdings, Ltd...............................  6,323   21,564
    GAIL India, Ltd............................................ 38,572  250,192

                                     1165

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
   *Gammon Infrastructure Projects, Ltd.......................  12,558 $  3,209
    Gateway Distriparks, Ltd..................................   8,076   20,518
    Gitanjali Gems, Ltd.......................................   9,642  102,650
    GlaxoSmithKline Pharmaceuticals, Ltd......................   1,552   59,578
    Glenmark Pharmaceuticals, Ltd.............................  11,592  109,309
   *GMR Infrastructure, Ltd...................................  58,488   20,876
    Godfrey Phillips India, Ltd...............................      51    3,208
    Godrej Industries, Ltd....................................   7,430   42,855
    Graphite India, Ltd.......................................   5,318    8,496
    Grasim Industries, Ltd....................................   5,183  292,518
    Great Eastern Shipping Co., Ltd...........................  13,008   59,709
    Greaves Cotton, Ltd.......................................   4,904    7,535
    Gujarat Alkalies & Chemicals, Ltd.........................   2,388    6,211
    Gujarat Fluorochemicals, Ltd..............................   3,905   21,464
    Gujarat Gas Co., Ltd......................................   6,039   35,471
    Gujarat Mineral Development Corp., Ltd....................  12,483   45,067
    Gujarat Narmada Valley Fertilizers Co., Ltd...............   2,664    4,105
    Gujarat NRE Coke, Ltd.....................................  49,906   19,145
    Gujarat State Fertilisers & Chemicals, Ltd................  20,165   25,249
    Gujarat State Petronet, Ltd...............................  28,545   38,961
   *GVK Power & Infrastructure, Ltd...........................  63,703   15,572
   *Hathway Cable & Datacom, Ltd..............................   1,703    8,099
    Havells India, Ltd........................................   5,887   72,526
    HCL Infosystems, Ltd......................................  22,200   15,111
    HCL Technologies, Ltd.....................................  17,304  224,066
    HDFC Bank, Ltd............................................  38,000  459,844
    HDFC Bank, Ltd. ADR.......................................   2,000   80,440
    Hero Honda Motors, Ltd. Series B..........................   2,207   74,772
   *Hexa Tradex, Ltd..........................................   5,313    3,620
    Hexaware Technologies, Ltd................................  34,366   50,864
   *Himachal Futuristic Communications, Ltd...................  88,611   15,815
    Himadri Chemicals & Industries, Ltd.......................  21,760    9,026
    Hindalco Industries, Ltd.................................. 201,568  439,179
   *Hindustan Construction Co., Ltd........................... 129,998   43,758
    Hindustan Petroleum Corp, Ltd.............................   9,241   57,279
    Hindustan Unilever, Ltd...................................   7,107   62,795
    Honeywell Automation India, Ltd...........................     710   33,876
   *Housing Development & Infrastructure, Ltd.................  56,075   81,032
    HSIL, Ltd.................................................  19,048   45,341
    HT Media, Ltd.............................................  11,369   22,142
    ICICI Bank, Ltd...........................................   9,160  204,248
    ICICI Bank, Ltd. Sponsored ADR............................  17,656  808,645
    IDBI Bank, Ltd............................................  42,786   86,029
   *Idea Cellular, Ltd........................................ 146,697  310,904
    IDFC, Ltd................................................. 142,144  454,180
    IFCI, Ltd.................................................  70,683   47,047
    India Cements, Ltd........................................  40,443   66,064
    India Infoline, Ltd.......................................  56,463   89,945
    Indian Bank...............................................  21,645   82,054
    Indian Hotels Co., Ltd....................................  58,430   68,840
    Indian Oil Corp., Ltd.....................................  11,712   71,797
    Indian Overseas Bank......................................  44,957   68,685
    Indraprastha Gas, Ltd.....................................   3,321   16,153
    IndusInd Bank, Ltd........................................  51,899  424,501
    Infosys, Ltd..............................................   5,251  275,833
    Infosys, Ltd. Sponsored ADR...............................     990   52,193
    Infotech Enterprises, Ltd.................................   1,202    3,938
    ING Vysya Bank, Ltd.......................................   7,120   79,200
    Ipca Laboratories, Ltd....................................   5,325   49,226
    IRB Infrastructure Developers, Ltd........................  12,168   27,483
    ITC, Ltd..................................................  19,410  112,127

                                     1166

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
INDIA -- (Continued)
   *IVRCL Infrastructures & Projects, Ltd.....................  33,942 $ 21,869
    Jagran Prakashan, Ltd.....................................  14,570   30,086
   *Jain Irrigation Systems, Ltd..............................  40,638   57,410
    Jaiprakash Associates, Ltd................................ 180,455  295,803
   *Jaiprakash Power Ventures, Ltd............................  27,569   18,368
    Jammu & Kashmir Bank, Ltd.................................   3,646   93,949
    Jaypee Infratech, Ltd.....................................     215      201
   *Jet Airways (India), Ltd..................................   3,135   36,796
    Jindal Saw, Ltd...........................................  26,565   54,139
   *Jindal Stainless, Ltd.....................................     282      334
    Jindal Steel & Power, Ltd.................................  29,733  234,513
    JM Financial, Ltd.........................................  45,037   17,342
    JSW Energy, Ltd...........................................  93,328  124,621
    JSW Steel, Ltd............................................  18,599  307,163
   *Jubilant Foodworks, Ltd...................................   1,044   23,544
    Jubilant Organosys, Ltd...................................   5,040   20,527
    Jyothy Laboratories, Ltd..................................   3,882   10,995
    Kakinada Fertilizers, Ltd.................................  69,051   14,553
    Kalpataru Power Transmission, Ltd.........................   1,245    2,257
    Karnataka Bank, Ltd.......................................  25,200   77,956
    Karur Vysya Bank, Ltd.....................................   6,700   66,541
    KEC International, Ltd....................................   2,940    3,381
    Kotak Mahindra Bank, Ltd..................................  21,217  271,527
    KPIT Cummins Infosystems, Ltd.............................  24,990   52,732
   *KSK Energy Ventures, Ltd..................................   4,226    4,651
    Lakshmi Machine Works, Ltd................................     692   28,356
   *Lanco Infratech, Ltd...................................... 138,520   32,449
    Larsen & Toubro, Ltd......................................  10,938  317,695
    Lupin, Ltd................................................  12,300  140,308
    Madras Cements, Ltd.......................................  15,000   68,172
   *Mahanagar Telephone Nigam, Ltd............................  21,492   10,027
    Maharashtra Seamless, Ltd.................................   6,338   28,526
    Mahindra & Mahindra Financial Services, Ltd...............   7,688  152,240
    Mahindra & Mahindra, Ltd..................................   9,544  160,091
    Mahindra & Mahindra, Ltd. Sponsored GDR...................  12,272  203,715
    Mahindra Lifespace Developers, Ltd........................   3,460   26,886
    Mangalore Refinery & Petrochemicals, Ltd..................  46,650   56,202
    Maruti Suzuki India, Ltd..................................   5,785  172,695
    MAX India, Ltd............................................  16,870   79,219
    McLeod Russel (India), Ltd................................  12,761   86,945
    MindTree, Ltd.............................................   1,785   26,637
    Monnet Ispat, Ltd.........................................   3,882   18,357
    Motherson Sumi Systems, Ltd...............................  19,578   72,445
    Motilal Oswal Financial Services, Ltd.....................   6,733   13,715
    Mphasis, Ltd..............................................  11,064   77,412
    MRF, Ltd..................................................     248   61,290
    Mundra Port & Special Economic Zone, Ltd..................  15,220   43,762
    Nagarjuna Construction Co., Ltd...........................  31,522   27,621
   *Nagarjuna Oil Refinery, Ltd...............................  62,774    5,614
    Natco Pharma, Ltd.........................................     319    2,775
    National Aluminium Co., Ltd............................... 104,971   97,305
    Nava Bharat Ventures, Ltd.................................   1,957    7,214
    NHPC, Ltd.................................................  83,575   45,630
    NIIT Technologies, Ltd....................................   6,924   35,054
    NTPC, Ltd.................................................   9,275   27,366
    Oberoi Realty, Ltd........................................     194    1,060
    Oil & Natural Gas Corp., Ltd..............................  19,773  126,744
    Oil India, Ltd............................................   3,392   34,388
   *OMAXE, Ltd................................................  11,350   34,659
    Opto Circuits India, Ltd..................................   6,609    9,950
   *Oracle Financial Services Software, Ltd...................   2,009  120,125

                                     1167

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Orchid Chemicals & Pharmaceuticals, Ltd.................   6,451 $   10,572
    Orient Paper & Industries, Ltd..........................   9,034     13,364
    Oriental Bank of Commerce...............................  16,218    102,134
    Orissa Minerals Development Co., Ltd....................     220     16,037
   *Pantaloon Retail India, Ltd.............................   8,932     41,560
    Peninsula Land, Ltd.....................................  10,444     13,325
    Petronet LNG, Ltd.......................................  34,000     96,816
    Phoenix Mills, Ltd......................................   5,631     29,158
    Pidilite Industries, Ltd................................  11,464     50,286
   *Pipavav Defence & Offshore Engineering Co., Ltd.........  13,168     21,655
    Piramal Enterprises, Ltd................................  13,032    137,746
    Power Grid Corp. of India, Ltd..........................  27,939     57,877
   *Prestige Estates Projects, Ltd..........................     686      2,327
    PTC India, Ltd..........................................  36,971     53,922
    Punj Lloyd, Ltd.........................................  71,973     71,476
    Punjab National Bank....................................   1,815     31,354
    Radico Khaitan, Ltd.....................................   6,715     18,725
    Rain Commodities, Ltd...................................  12,419      7,929
   *Rallis India, Ltd.......................................   2,446      6,022
   *Ranbaxy Laboratories, Ltd...............................  21,301    180,192
    Raymond, Ltd............................................   6,963     49,203
    Redington India, Ltd....................................  20,505     34,658
    REI Agro, Ltd...........................................  71,019     13,435
    Reliance Capital, Ltd...................................  22,668    202,617
    Reliance Communications, Ltd............................ 107,504    167,565
    Reliance Energy, Ltd....................................   9,563     92,747
    Reliance Industries, Ltd................................  68,163  1,137,116
    Reliance Industries, Ltd. Sponsored GDR.................   4,416    147,848
   *Reliance Power, Ltd.....................................  63,713    110,782
    Rolta (India), Ltd......................................  21,070     24,955
    Ruchi Soya Industries, Ltd..............................  16,055     21,004
    Rural Electrification Corp., Ltd........................  13,757     62,618
    Sadbhav Engineering, Ltd................................   4,350      9,892
    Sanofi India, Ltd.......................................   1,238     55,086
   *Satyam Computer Services, Ltd...........................  56,106    126,365
    Sesa Goa, Ltd...........................................  85,295    299,056
   *Shipping Corp. of India, Ltd............................  26,115     26,556
    Shree Cement, Ltd.......................................   1,212    101,813
   *Shree Renuka Sugars, Ltd................................  66,795     36,952
    Shriram Transport Finance Co., Ltd......................   7,725    114,411
    Sintex Industries, Ltd..................................  35,352     41,745
    SKF (India), Ltd........................................   3,176     34,603
    Sobha Developers, Ltd...................................   5,557     44,769
    South Indian Bank, Ltd.................................. 100,340     51,278
    SRF, Ltd................................................   8,369     30,464
    State Bank of Bikaner & Jaipur..........................     887      7,903
    State Bank of India.....................................   4,536    207,439
    State Bank of India Sponsored GDR.......................   2,351    221,006
    Steel Authority of India, Ltd...........................  32,423     52,749
   *Sterling Biotech, Ltd...................................  11,381      1,221
    Sterlite Industries (India), Ltd........................  34,844     74,442
    Sterlite Industries (India), Ltd. ADR...................  25,069    212,836
    Sterlite Technologies, Ltd..............................  15,181      9,028
    Strides Arcolab, Ltd....................................   6,009    122,987
   *Sun Pharma Advanced Research Co., Ltd...................  11,442     25,301
    Sun Pharmaceuticals Industries, Ltd.....................   6,511     87,588
    Sun TV Network, Ltd.....................................   7,669     68,296
    Supreme Industries, Ltd.................................  13,945     80,255
   *Suzlon Energy, Ltd...................................... 194,587     92,856
    Syndicate Bank..........................................  33,071     84,107
    Tata Chemicals, Ltd.....................................  12,241     82,239

                                     1168

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Tata Communications, Ltd.............................     9,010 $    39,224
   #Tata Communications, Ltd. ADR........................     5,100      44,268
    Tata Consultancy Services, Ltd.......................     4,166     105,240
    Tata Motors, Ltd.....................................   127,048     706,018
    Tata Power Co., Ltd..................................    61,893     117,468
    Tata Steel, Ltd......................................    40,684     311,360
    Tata Tea, Ltd........................................    54,530     153,538
   *Tata Teleservices Maharashtra, Ltd...................    58,119      12,899
    Tech Mahindra, Ltd...................................     3,765      70,588
    Thermax India, Ltd...................................     3,559      39,049
   *Timken India, Ltd....................................     1,690       5,768
    Titan Industries, Ltd................................     9,863      52,088
    Torrent Pharmaceuticals, Ltd.........................     2,125      28,223
    Torrent Power, Ltd...................................    10,757      34,434
    Trent, Ltd...........................................       558      12,018
    Triveni Turbine, Ltd.................................    41,519      45,235
    Tube Investments of India, Ltd.......................    18,724      68,438
   *TV18 Broadcast, Ltd..................................    35,160      22,281
    TVS Motor Co., Ltd...................................    34,636      28,661
    UCO Bank.............................................    28,541      40,670
    Ultratech Cement, Ltd................................     4,462     159,633
    Unichem Laboratories, Ltd............................     2,817       9,966
    Union Bank of India, Ltd.............................    29,326     141,468
   *Unitech, Ltd.........................................   275,150     191,734
    United Phosphorus, Ltd...............................    47,856     120,327
    United Spirits, Ltd..................................    14,414     488,879
   *Vardhman Special Steels, Ltd.........................       555         293
    Vardhman Textiles, Ltd...............................     2,777      13,948
    Videocon Industries, Ltd.............................    10,131      38,748
    Vijaya Bank, Ltd.....................................    34,615      38,571
    Voltas, Ltd..........................................    27,567      50,877
    Welspun Corp., Ltd...................................    15,250      28,256
    Wipro, Ltd...........................................    15,238     117,748
   *Wockhardt, Ltd.......................................     5,875     193,133
    Yes Bank, Ltd........................................    24,521     240,616
    Zee Entertainment Enterprises, Ltd...................    52,912     230,295
   *Zee Learn, Ltd.......................................     5,044       2,640
    Zensar Technologies, Ltd.............................     4,461      21,201
                                                                    -----------
TOTAL INDIA..............................................            27,667,144
                                                                    -----------
INDONESIA -- (0.8%)
    PT Adaro Energy Tbk.................................. 1,697,000     287,601
    PT Adhi Karya Persero Tbk............................   247,500      50,936
    PT Agung Podomoro Land Tbk...........................   395,500      16,657
    PT AKR Corporindo Tbk................................   357,000     142,129
   *PT Alam Sutera Realty Tbk............................ 1,969,500     155,769
    PT Aneka Tambang Persero Tbk......................... 1,060,000     148,112
   *PT Arwana Citramulia Tbk.............................    12,500       2,491
    PT Asahimas Flat Glass Tbk...........................    86,500      72,312
    PT Astra Agro Lestari Tbk............................    68,000     131,633
    PT Astra International Tbk...........................   723,500     546,257
   *PT Bakrie & Brothers Tbk............................. 5,212,000      10,702
    PT Bakrie Sumatera Plantations Tbk................... 1,417,000      13,267
   *PT Bakrie Telecom Tbk................................ 4,680,500      24,056
   *PT Bakrieland Development Tbk........................ 3,393,500      18,824
    PT Bank Bukopin Tbk..................................   612,000      42,119
    PT Bank Central Asia Tbk.............................   256,000     253,639
    PT Bank Danamon Indonesia Tbk........................   560,263     350,822
    PT Bank Mandiri Persero Tbk..........................   561,909     522,389
    PT Bank Negara Indonesia Persero Tbk.................   931,120     375,335
   *PT Bank Pan Indonesia Tbk............................ 1,316,000      89,301

                                     1169

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
INDONESIA -- (Continued)
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk....   738,500 $ 91,062
   *PT Bank Permata Tbk.....................................     1,500      219
    PT Bank Rakyat Indonesia Persero Tbk....................   630,500  514,913
    PT Bank Tabungan Negara Persero Tbk.....................   790,241  131,578
   *PT Bank Tabungan Pensiunan Nasional Tbk.................    54,000   27,447
   *PT Barito Pacific Tbk...................................   293,000   12,033
    PT Bayan Resources Tbk..................................    16,000   14,787
   *PT Benakat Petroleum Energy Tbk.........................   398,500    6,341
   *PT Berlian Laju Tanker Tbk..............................   514,666       --
   *PT Bhakti Investama Tbk................................. 3,518,000  178,912
    PT Bisi International Tbk...............................   255,500   21,012
    PT Bumi Serpong Damai Tbk............................... 1,396,000  200,855
    PT BW Plantation Tbk....................................   436,500   57,831
   *PT Central Proteinaprima Tbk............................ 4,938,500   13,183
    PT Charoen Pokphand Indonesia Tbk.......................   659,000  262,862
    PT Ciputra Development Tbk.............................. 2,037,576  192,592
    PT Ciputra Surya Tbk....................................   205,500   53,853
    PT Citra Marga Nusaphala Persada Tbk....................   348,000   66,200
   *PT Darma Henwa Tbk...................................... 3,062,000   15,720
   *PT Delta Dunia Makmur Tbk............................... 1,339,500   29,593
   *PT Energi Mega Persada Tbk.............................. 6,952,500   66,421
    PT Gajah Tunggal Tbk....................................   351,000   81,222
    PT Global Mediacom Tbk.................................. 1,018,500  227,601
    PT Gudang Garam Tbk.....................................    50,000  266,221
   *PT Hanson International Tbk.............................   744,500   24,101
    PT Harum Energy Tbk.....................................   124,000   76,396
    PT Hexindo Adiperkasa Tbk...............................    75,000   51,602
    PT Holcim Indonesia Tbk.................................   435,500  138,733
   *PT Indah Kiat Pulp & Paper Corp. Tbk....................   490,500   36,272
    PT Indika Energy Tbk....................................   388,000   58,615
    PT Indo Tambangraya Megah Tbk...........................    16,500   70,240
    PT Indocement Tunggal Prakarsa Tbk......................   121,500  271,341
   *PT Indofood CBP Sukses Makmur Tbk.......................    19,000   15,625
    PT Indofood Sukses Makmur Tbk...........................   675,000  418,112
   *PT Indomobil Sukses Internasional Tbk...................    55,500   29,347
    PT Indosat Tbk ADR......................................     1,609   56,074
   *PT Inovisi Infracom Tbk.................................     2,000    1,428
    PT Intiland Development Tbk............................. 1,083,000   37,263
    PT Japfa Comfeed Indonesia Tbk..........................   179,000  128,764
    PT Jasa Marga Persero Tbk...............................   239,500  135,188
    PT Kalbe Farma Tbk...................................... 2,130,000  238,184
   *PT Kawasan Industri Jababeka Tbk........................ 4,335,000  104,668
    PT Lippo Karawaci Tbk................................... 3,356,250  355,174
   *PT Malindo Feedmill Tbk.................................    60,500   15,679
    PT Matahari Putra Prima Tbk.............................   520,000   65,266
   *PT Mayorah Indah Tbk....................................   107,000  226,070
    PT Medco Energi Internasional Tbk.......................   325,000   52,416
    PT Media Nusantara Citra Tbk............................   613,000  149,641
    PT Mitra Adiperkasa Tbk.................................    60,500   39,794
   *PT Mitra International Resources Tbk....................   821,000    9,188
   *PT Nusantara Infrastructure Tbk.........................   815,000   16,663
    PT Pabrik Kertas Tjiwi Kimia Tbk........................   156,500   31,500
    PT Pakuwon Jati Tbk..................................... 2,408,000   68,055
   *PT Panin Financial Tbk.................................. 4,108,500   74,288
    PT Pembangunan Perumahan Persero Tbk....................   475,000   42,386
    PT Perusahaan Gas Negara Persero Tbk....................   192,500   92,415
   *PT Perusahaan Perkebunan London Sumatra Indonesia Tbk...   647,500  146,532
   *PT Polychem Indonesia Tbk...............................   324,500   11,833
    PT Ramayana Lestari Sentosa Tbk.........................   507,824   60,961
    PT Resource Alam Indonesia Tbk..........................    57,000   15,797
   *PT Salim Ivomas Pratama Tbk.............................   192,000   21,692

                                     1170

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDONESIA -- (Continued)
    PT Sampoerna Agro Tbk................................   136,000 $    32,474
    PT Semen Indonesia (Persero) Tbk.....................   133,500     216,048
   *PT Sentul City Tbk................................... 4,477,000     117,379
   *PT Sugih Energy Tbk..................................    47,000       1,813
    PT Summarecon Agung Tbk.............................. 1,565,500     303,915
   *PT Surya Citra Media Tbk.............................   205,000      50,098
    PT Surya Semesta Internusa Tbk.......................   600,500      85,786
    PT Tambang Batubara Bukit Asam Persero Tbk...........    44,500      70,931
    PT Telekomunikasi Indonesia Persero Tbk..............     7,000       7,011
    PT Telekomunikasi Indonesia Persero Tbk Sponsored
      ADR................................................     3,700     146,705
    PT Tiga Pilar Sejahtera Food Tbk.....................   669,000      78,332
    PT Timah Persero Tbk.................................   380,500      64,496
   *PT Total Bangun Persada TbK..........................   164,500      17,226
   *PT Tower Bersama Infrastructure Tbk..................   102,500      62,081
   *PT Trada Maritime Tbk................................   441,000      59,819
   *PT Truba Alam Manunggal Engineering Tbk.............. 2,841,000      14,584
    PT Tunas Baru Lampung Tbk............................   326,500      15,953
    PT Tunas Ridean Tbk..................................   537,500      49,663
    PT Unilever Indonesia Tbk............................    34,000      77,000
    PT United Tractors Tbk...............................   188,924     384,099
    PT Vale Indonesia Tbk................................   589,000     166,231
    PT Wijaya Karya Persero Tbk..........................   754,500     127,901
    PT XL Axiata Tbk.....................................   363,500     186,792
                                                                    -----------
TOTAL INDONESIA..........................................            11,510,449
                                                                    -----------
IRELAND -- (0.4%)
    Aer Lingus Group P.L.C...............................    17,870      31,075
   *Anglo Irish Bank Corp. P.L.C.........................   114,377          --
   *Bank of Ireland...................................... 1,362,204     262,904
   *Bank of Ireland Sponsored ADR........................       200       1,714
    C&C Group P.L.C......................................    80,495     524,864
    CRH P.L.C............................................    31,891     687,962
   *CRH P.L.C. Sponsored ADR.............................    54,717   1,177,510
   *DCC P.L.C............................................    16,837     551,112
   *Dragon Oil P.L.C.....................................    53,618     482,432
   *Elan Corp. P.L.C.....................................     9,558     100,848
   *Elan Corp. P.L.C. Sponsored ADR......................    23,010     241,835
   *FBD Holdings P.L.C...................................     4,734      70,105
   *Glanbia P.L.C........................................    11,025     123,086
   *Grafton Group P.L.C..................................    31,048     181,979
    IFG Group P.L.C......................................     5,297       9,716
   *Independent News & Media P.L.C.......................    28,356       1,701
    Irish Continental Group P.L.C........................       408      10,988
   *Kenmare Resources P.L.C..............................    77,286      40,748
   *Kerry Group P.L.C. Series A..........................    14,315     750,925
   *Kingspan Group P.L.C.................................    26,745     310,127
    Paddy Power P.L.C....................................     3,536     293,064
   *Smurfit Kappa Group P.L.C............................    30,557     423,355
                                                                    -----------
TOTAL IRELAND............................................             6,278,050
                                                                    -----------
ISRAEL -- (0.5%)
   *Africa Israel Investments, Ltd.......................    17,946      43,744
   *Airport City, Ltd....................................     1,340       6,235
   *AL-ROV Israel, Ltd...................................       855      22,136
    Amot Investments, Ltd................................     3,264       8,379
   *AudioCodes, Ltd......................................     7,800      28,410
   *Azrieli Group, Ltd...................................     7,977     209,204
   *Bank Hapoalim B.M....................................   171,918     724,798
   *Bank Leumi Le-Israel B.M.............................   203,959     681,506
    Bayside Land Corp....................................       119      23,688
   *Bezeq Israeli Telecommunication Corp., Ltd...........    68,913      80,760

                                     1171

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CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ISRAEL -- (Continued)
    Big Shopping Centers 2004, Ltd..........................     280 $    8,263
   *Blue Square Real Estate, Ltd............................     248      6,021
    Cellcom Israel, Ltd.....................................   1,920     15,034
   *Ceragon Networks, Ltd...................................   2,962     14,254
   *Clal Biotechnology Industries, Ltd......................   2,783      7,527
   *Clal Industries, Ltd....................................  16,728     59,146
    Clal Insurance Enterprises Holdings, Ltd................   3,302     49,513
    Delek Automotive Systems, Ltd...........................   7,070     65,089
    Delek Group, Ltd........................................     760    187,736
    Delta-Galil Industries, Ltd.............................     342      4,445
    DS Apex Holdings, Ltd...................................   1,297      6,169
   *Elbit Systems, Ltd......................................   2,679    102,994
    Elbit Systems, Ltd. ADR.................................     900     34,389
   *Electra Real Estate, Ltd................................       1          2
    Electra, Ltd............................................     470     48,304
   *Equital, Ltd............................................     537      4,770
   *Evogene, Ltd............................................     508      2,638
   *EZchip Semiconductor, Ltd. (6554998)....................     586     17,742
   *EZchip Semiconductor, Ltd. (M4146Y108)..................   1,887     58,101
   *First International Bank of Israel, Ltd.................   5,521     74,702
   *Formula Systems (1985), Ltd.............................   2,025     34,559
    Frutarom Industries, Ltd................................   8,502    107,941
   *Gilat Satellite Networks, Ltd...........................     760      4,028
   *Given Imaging, Ltd......................................   2,739     45,410
   *Hadera Paper, Ltd.......................................     258     12,264
   *Harel Insurance Investments & Finances, Ltd.............   2,057     89,587
    Industrial Building Corp., Ltd..........................   4,213      6,030
   *Israel Chemicals, Ltd...................................   8,774    116,533
   *Israel Discount Bank, Ltd. Series A..................... 165,175    276,586
    Ituran Location & Control, Ltd..........................   3,383     48,235
   *Jerusalem Oil Exploration, Ltd..........................   2,245     45,727
   *Kamada, Ltd.............................................   1,118     10,434
   *Kardan Yazamut, Ltd.....................................   3,511        301
    Matrix IT, Ltd..........................................   8,590     39,394
    Melisron, Ltd...........................................   3,420     66,222
   *Mellanox Technologies, Ltd..............................   4,035    204,935
   *Menorah Mivtachim Holdings, Ltd.........................   6,823     60,495
   *Migdal Insurance & Financial Holding, Ltd...............  63,381     92,686
   *Mizrahi Tefahot Bank, Ltd...............................  33,773    357,611
   *Naphtha Israel Petroleum Corp., Ltd.....................   1,768      8,061
    Neto Me Holdings, Ltd...................................     124      4,065
   *NICE Systems, Ltd. Sponsored ADR........................   7,540    278,151
   *Nitsba Holdings (1995), Ltd.............................   4,222     38,111
   *Nova Measuring Instruments, Ltd.........................   2,874     26,133
   *Oil Refineries, Ltd..................................... 178,646     91,654
   *Ormat Industries, Ltd...................................  19,684    116,261
   *Osem Investments, Ltd...................................   3,323     55,008
   *Partner Communications Co., Ltd.........................   2,606     15,012
    Partner Communications Co., Ltd. ADR....................   1,600      9,200
   *Paz Oil Co., Ltd........................................     770    114,945
   *Phoenix Holdings, Ltd. (The)............................  17,385     46,163
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.....     278     10,141
   *Retalix, Ltd............................................   3,337     99,816
   *Shikun & Binui, Ltd.....................................  33,554     63,377
   *Strauss Group, Ltd......................................   4,340     53,926
   *Super-Sol, Ltd. Series B................................   7,747     23,768
    Teva Pharmaceutical Industries, Ltd. Sponsored ADR......  39,637  1,505,810
   *Tower Semiconductor, Ltd................................   3,963     33,028
   *Union Bank of Israel, Ltd...............................   3,825     13,557
                                                                     ----------
TOTAL ISRAEL................................................          6,820,864
                                                                     ----------

                                     1172

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CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
ITALY -- (1.7%)
   *A2A SpA...............................................   173,339 $  115,967
    ACEA SpA..............................................     8,786     56,960
    Acegas-APS SpA........................................     5,746     45,457
    Alerion Cleanpower SpA................................     2,885     15,499
   *Amplifon SpA..........................................    20,340    108,634
   *Ansaldo STS SpA.......................................     4,307     44,335
   *Arnoldo Mondadori Editore SpA.........................    24,039     38,223
   *Ascopiave SpA.........................................     6,261     10,458
   *Assicurazioni Generali SpA............................    79,557  1,522,995
   *Astaldi SpA...........................................    10,298     77,493
    Atlantia SpA..........................................     5,870    108,392
   *Autogrill SpA.........................................    12,573    154,181
   *Azimut Holding SpA....................................    13,319    234,283
   *Banca Carige SpA......................................   218,484    244,722
   *Banca Generali SpA....................................     5,417    103,828
    Banca IFIS SpA........................................     1,654     15,062
  #*Banca Monte Dei Paschi di Siena SpA................... 1,285,743    429,487
   *Banca Piccolo Credito Valtellinese Scarl..............    51,777     88,710
   *Banca Popolare dell'Emilia Romagna Scarl..............    78,329    691,896
   *Banca Popolare dell'Etruria e del Lazio Scarl.........    10,618      8,492
   *Banca Popolare di Milano Scarl........................   735,065    493,557
   *Banca Popolare di Sondrio Scarl.......................    61,896    445,860
    Banca Profilo SpA.....................................    61,003     22,192
    Banco di Desio e della Brianza SpA....................     7,525     22,304
   *Banco Popolare Scarl..................................   328,404    684,220
    BasicNet SpA..........................................     9,483     20,312
   *Brembo SpA............................................     7,759    107,952
   *Brioschi Sviluppo Immobiliare SpA.....................   129,433     17,170
   *Buzzi Unicem SpA......................................    17,976    262,131
   *C.I.R. SpA - Compagnie Industriali Riunite............    95,822    111,033
    Cementir Holding SpA..................................    16,325     43,453
    Credito Bergamasco SpA................................     1,348     26,007
   *Credito Emiliano SpA..................................    14,750     88,237
   *Danieli & Co. SpA.....................................     4,275    132,204
    Datalogic SpA.........................................     2,581     24,707
    Davide Campari - Milano SpA...........................    36,106    281,858
   *De Longhi SpA.........................................     5,495     88,738
    DiaSorin SpA..........................................     2,217     86,503
   *EI Towers SpA.........................................     2,096     63,369
   *Enel Green Power SpA..................................   144,312    297,564
   *Enel SpA..............................................   122,254    533,045
   *Engineering Ingegneria Informatica SpA................       937     34,660
    Eni SpA...............................................    43,666  1,090,663
   *Eni SpA Sponsored ADR.................................    35,048  1,749,947
   *ERG SpA...............................................    13,974    136,801
    Esprinet SpA..........................................     6,596     29,110
   *Eurotech SpA..........................................    11,463     19,718
    Falck Renewables SpA..................................    11,517     16,586
   *Fiat Industrial SpA...................................    25,864    332,846
  #*Fiat SpA..............................................   176,742  1,081,814
  #*Finmeccanica SpA......................................   105,670    694,417
   *Fondiaria-Sai SpA.....................................    67,284    119,301
   *Gemina SpA............................................    98,708    170,021
   *Geox SpA..............................................    12,742     44,775
    Gruppo Editoriale L'Espresso SpA......................    19,872     25,534
   *Hera SpA..............................................    62,720    115,294
    Immsi SpA.............................................    36,255     28,537
    Impregilo SpA.........................................    92,088    477,649
   *Indesit Co. SpA.......................................    11,542     96,997
    Industria Macchine Automatiche SpA....................     1,478     30,055
   *Intek Group SpA.......................................   131,121     61,197

                                     1173

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CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
ITALY -- (Continued)
   *Interpump Group SpA....................................  11,739 $    90,029
   *Intesa Sanpaolo SpA.................................... 680,598   1,387,288
    Intesa Sanpaolo SpA Sponsored ADR......................     200       2,432
    Iren SpA...............................................  63,964      49,076
   *Italcementi SpA........................................  17,174      96,638
   *Italmobiliare SpA......................................   1,543      30,946
  #*Juventus Football Club SpA............................. 149,340      43,162
   *Landi Renzo SpA........................................   9,013      19,501
   *Lottomatica Group SpA..................................  11,013     272,288
    Luxottica Group SpA....................................   1,046      48,274
   *Luxottica Group SpA Sponsored ADR......................   2,300     105,846
   *Maire Tecnimont SpA.................................... 105,175      59,953
   *MARR SpA...............................................   3,171      35,524
   *Mediaset SpA........................................... 150,880     396,384
    Mediobanca SpA......................................... 101,482     746,942
    Mediolanum SpA.........................................  29,726     185,523
   *Milano Assicurazioni SpA............................... 164,071      91,845
    Nice SpA...............................................   1,842       6,887
   *Parmalat SpA........................................... 139,282     349,164
   *Piaggio & C. SpA.......................................  25,772      70,534
   *Pininfarina SpA........................................   1,514       6,420
  #*Pirelli & C. SpA.......................................  31,874     390,947
   *Prelios SpA............................................ 165,502      20,133
   *Premafin Finanziaria SpA...............................  62,392      17,557
   *Prysmian SpA...........................................  14,297     305,545
   *RCS MediaGroup SpA.....................................   8,793      13,962
   *Recordati SpA..........................................  15,638     160,068
    Reply SpA..............................................     882      28,789
    Sabaf SpA..............................................   1,349      16,515
   *Safilo Group SpA.......................................   6,201      68,219
   *Saipem SpA.............................................   5,595     158,867
   *Saras SpA..............................................  72,001      96,970
    SAVE SpA...............................................   1,232      15,007
   *Snam SpA...............................................  47,891     242,023
   *Societa Cattolica di Assicurazioni Scrl................   8,310     153,236
   *Societa Iniziative Autostradali e Servizi SpA..........   9,819      98,592
    Sogefi SpA.............................................  11,540      35,294
    Sol SpA................................................  11,034      64,453
   *Sorin SpA..............................................  55,777     142,354
   *Telecom Italia Media SpA...............................  35,176       7,799
   *Telecom Italia SpA..................................... 733,354     727,697
    Telecom Italia SpA Sponsored ADR.......................  48,868     482,816
    Tenaris SA ADR.........................................   8,006     336,812
    Terna Rete Elettrica Nazionale SpA.....................  42,552     179,159
  #*Tiscali SpA............................................  91,625       5,584
   *Tod's SpA..............................................     719      98,132
   *Trevi Finanziaria SpA..................................   5,653      40,377
   *UniCredit SpA.......................................... 315,538   2,036,836
   *Unione di Banche Italiane ScpA......................... 183,521     957,842
   *Unipol Gruppo Finanziario SpA..........................  56,973     164,350
   *Vittoria Assicurazioni SpA.............................   3,672      26,651
   *Yoox SpA...............................................   4,630      88,377
    Zignago Vetro SpA......................................   1,366       8,820
                                                                    -----------
TOTAL ITALY................................................          25,607,851
                                                                    -----------
JAPAN -- (13.7%)
   *77 Bank, Ltd. (The)....................................  76,000     326,938
    A&D Co., Ltd...........................................   5,400      22,256
    ABC-Mart, Inc..........................................   1,200      45,656
   *Accordia Golf Co., Ltd.................................     224     218,637
   *Achilles Corp..........................................  37,000      54,618

                                     1174

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CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
   *Adeka Corp................................................. 25,200 $215,967
   *Aderans Co., Ltd...........................................  2,700   34,970
    Advan Co., Ltd.............................................    400    3,851
   *Advantest Corp.............................................  7,800  106,213
    Advantest Corp. ADR........................................  3,900   52,650
  #*Aeon Co., Ltd.............................................. 40,100  454,830
   *Aeon Delight Co., Ltd......................................  1,500   28,071
    Aeon Fantasy Co., Ltd......................................  3,700   56,834
    Aeon Mall Co., Ltd.........................................  1,800   43,449
    Agrex, Inc.................................................    600    5,559
    Ahresty Corp...............................................  1,700    9,600
    Ai Holdings Corp...........................................  8,200   68,242
   *Aica Kogyo Co., Ltd........................................  7,700  127,939
    Aichi Bank, Ltd. (The).....................................  1,900   99,687
    Aichi Corp.................................................  8,300   45,353
    Aichi Steel Corp........................................... 33,000  144,792
   *Aida Engineering, Ltd...................................... 17,000  128,766
   *Ain Pharmaciez, Inc........................................  1,000   54,027
   *Aiphone Co., Ltd...........................................  2,500   41,728
   *Air Water, Inc.............................................  9,000  114,954
    Airport Facilities Co., Ltd................................ 10,300   52,003
    Aisan Industry Co., Ltd.................................... 10,600   89,347
   *Aisin Seiki Co., Ltd.......................................  9,500  311,187
   *Ajinomoto Co., Inc......................................... 50,000  678,192
   *Akebono Brake Industry Co., Ltd............................ 13,200   64,108
   *Akita Bank, Ltd. (The)..................................... 43,000  121,326
    Alconix Corp...............................................  2,100   36,492
   *Alfresa Holdings Corp......................................  9,300  407,466
    All Nippon Airways Co., Ltd................................ 51,000   99,860
    Allied Telesis Holdings K.K................................ 38,200   34,301
   #Alpen Co., Ltd.............................................  4,500   82,046
    Alpha Systems, Inc.........................................  1,080   13,382
   *Alpine Electronics, Inc.................................... 11,100  100,043
   *Alps Electric Co., Ltd..................................... 45,300  264,288
    Alps Logistics Co., Ltd....................................  2,200   22,114
   *Amada Co., Ltd............................................. 74,000  462,465
   *Amano Corp................................................. 13,500  121,550
    Amiyaki Tei Co., Ltd.......................................      1    2,276
    Amuse, Inc.................................................  2,600   54,608
    Ando Corp.................................................. 14,000   19,985
    Anest Iwata Corp...........................................  5,000   20,850
  #*Anritsu Corp............................................... 18,000  231,006
    AOC Holdings, Inc.......................................... 10,500   44,595
    AOI Electronic Co., Ltd....................................  1,100   19,910
   *AOKI Holdings, Inc.........................................  4,000   96,141
   *Aomori Bank, Ltd. (The).................................... 47,000  142,431
   *Aoyama Trading Co., Ltd.................................... 14,700  288,509
   *Aozora Bank, Ltd........................................... 80,000  224,912
    Arakawa Chemical Industries, Ltd...........................  3,900   30,454
   *Arata Corp.................................................  3,000   11,417
   *Arcland Sakamoto Co., Ltd..................................  4,100   66,263
   *Arcs Co., Ltd..............................................  7,500  140,475
    Argo Graphics, Inc.........................................    700    9,992
   *Ariake Japan Co., Ltd......................................  2,200   40,075
    Arisawa Manufacturing Co., Ltd.............................  7,000   25,400
   *Arnest One Corp............................................  8,300  132,804
   *Arrk Corp..................................................  6,600   12,909
   *As One Corp................................................  2,700   54,673
   #Asahi Co., Ltd.............................................  2,000   26,650
   *Asahi Diamond Industrial Co., Ltd.......................... 10,600   96,968
    Asahi Glass Co., Ltd....................................... 85,000  563,931

                                     1175

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CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Asahi Group Holdings, Ltd.................................  12,200 $259,283
   *Asahi Holdings, Inc.......................................   3,100   54,011
   *Asahi Kasei Corp.......................................... 102,000  588,686
    Asahi Organic Chemicals Industry Co., Ltd.................  15,000   35,822
   *Asanuma Corp..............................................   9,000    7,680
    Asatsu-DK, Inc............................................   5,400  145,334
    Asax Co., Ltd.............................................       1    1,330
   *Ashimori Industry Co., Ltd................................   8,000   11,478
    Asics Corp................................................   5,000   71,210
    ASKA Pharmaceutical Co., Ltd..............................   6,000   41,309
   *ASKUL Corp................................................   2,000   29,677
   *Astellas Pharma, Inc......................................   5,600  285,070
    Asunaro Aoki Construction Co., Ltd........................   2,000   11,813
    Atom Corp.................................................     300    1,935
    Atsugi Co., Ltd...........................................  29,000   36,458
   *Autobacs Seven Co., Ltd...................................   5,300  215,599
   *Avex Group Holdings, Inc..................................   4,700  127,038
   *Awa Bank, Ltd. (The)......................................  43,000  261,227
   *Azbil Corp................................................   8,900  190,364
   *Bando Chemical Industries, Ltd............................  25,000   80,514
   *Bank of Iwate, Ltd. (The).................................   3,000  125,481
   *Bank of Kyoto, Ltd. (The).................................  44,000  364,075
    Bank of Nagoya, Ltd. (The)................................  27,000   95,731
   *Bank of Okinawa, Ltd. (The)...............................   5,500  215,325
    Bank of Saga, Ltd. (The)..................................  31,000   70,854
   *Bank of the Ryukyus, Ltd..................................  10,100  125,904
   *Bank of Yokohama, Ltd. (The).............................. 161,000  768,994
    Belc Co., Ltd.............................................   1,500   22,850
    Belluna Co., Ltd..........................................   5,950   44,549
    Benefit One, Inc..........................................       1    1,319
   *Benesse Holdings, Inc.....................................   1,200   52,314
   *Best Denki Co., Ltd.......................................  13,000   19,527
   #Bic Camera, Inc...........................................      89   44,655
   *BML, Inc..................................................   2,200   53,607
    Bookoff Corp..............................................   3,500   26,491
    Bridgestone Corp..........................................  20,600  540,271
   *Brother Industries, Ltd...................................  27,500  292,401
    Bunka Shutter Co., Ltd....................................  11,000   54,931
    CAC Corp..................................................   4,000   33,758
   *Calsonic Kansei Corp......................................  34,000  141,097
    Canon Electronics, Inc....................................   2,800   57,412
    Canon Marketing Japan, Inc................................  14,100  191,811
  #*Canon, Inc. Sponsored ADR.................................   9,399  343,721
   *Capcom Co., Ltd...........................................   1,600   25,828
  #*Casio Computer Co., Ltd...................................  41,200  355,417
    Cawachi, Ltd..............................................   5,200  107,007
   *Central Glass Co., Ltd....................................  64,000  197,287
   *Central Japan Railway Co., Ltd............................   2,000  174,930
   *Century Tokyo Leasing Corp................................   9,800  218,893
   *Chiba Bank, Ltd. (The)....................................  96,000  598,202
   *Chiba Kogyo Bank, Ltd. (The)..............................  13,800  108,437
    Chino Corp................................................   5,000   11,956
   *Chiyoda Co., Ltd..........................................   4,900  113,432
    Chiyoda Corp..............................................  10,000  125,356
   *Chiyoda Integre Co., Ltd..................................   3,700   39,111
  #*Chori Co., Ltd............................................   3,500   37,877
   *Chubu Electric Power Co., Ltd.............................   9,300  117,474
   *Chubu Shiryo Co., Ltd.....................................   6,000   34,381
   *Chuetsu Pulp & Paper Co., Ltd.............................  20,000   36,923
    Chugai Pharmaceutical Co., Ltd............................   2,500   51,428
  #*Chugai Ro Co., Ltd........................................  14,000   37,683

                                     1176

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CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Chugoku Bank, Ltd. (The)..................................  23,000 $316,794
   *Chugoku Electric Power Co., Ltd. (The)....................   7,400   97,373
    Chugoku Marine Paints, Ltd................................  14,000   73,825
    Chukyo Bank, Ltd. (The)...................................  26,000   57,144
    Chuo Denki Kogyo Co., Ltd.................................   5,100   18,957
    Chuo Spring Co., Ltd......................................   4,000   13,977
   *Citizen Holdings Co., Ltd.................................  62,600  358,572
   *CKD Corp..................................................  19,600  119,243
   *Clarion Co., Ltd..........................................  28,000   43,517
    Cleanup Corp..............................................   5,100   36,880
    CMIC Holdings Co., Ltd....................................   2,000   30,530
   *CMK Corp..................................................  11,500   42,927
    Coca-Cola Central Japan Co., Ltd..........................   6,100   81,734
    Coca-Cola West Co., Ltd...................................  17,000  268,458
   *cocokara fine, Inc........................................   4,300  140,988
   *Colowide Co., Ltd.........................................   6,000   59,405
    Computer Engineering & Consulting, Ltd....................   6,400   39,151
   *COMSYS Holdings Corp......................................  21,400  258,088
    Corona Corp...............................................   2,600   33,866
    Cosel Co., Ltd............................................   4,000   46,885
   *Cosmo Oil Co., Ltd........................................ 128,000  287,761
   *Cosmos Initia Co., Ltd....................................   2,200   12,327
    Cosmos Pharmaceutical Corp................................     900   96,362
    Credit Saison Co., Ltd....................................  23,000  486,702
   *Dai Nippon Printing Co., Ltd..............................  72,000  582,079
    Dai Nippon Toryo, Ltd.....................................  11,000   18,276
   *Daibiru Corp..............................................  10,600  102,865
   *Daicel Corp...............................................  70,000  488,806
    Dai-Dan Co., Ltd..........................................   9,000   51,774
    Daido Kogyo Co., Ltd......................................  11,553   20,148
   *Daido Metal Co., Ltd......................................   5,000   42,777
   *Daido Steel Co., Ltd......................................  68,000  303,569
    Daidoh, Ltd...............................................   4,000   27,733
   *Daiei, Inc. (The).........................................  27,800   63,185
   *Daifuku Co., Ltd..........................................  17,500  116,707
    Daihatsu Motor Co., Ltd...................................   8,000  166,421
   *Daihen Corp...............................................  15,000   50,216
    Daiho Corp................................................   8,000   11,094
  #*Daiichi Chuo K.K..........................................  24,000   23,050
    Daiichi Jitsugyo Co., Ltd.................................  12,000   58,267
    Dai-ichi Kogyo Seiyaku Co., Ltd...........................   6,000   15,987
   *Dai-ichi Life Insurance Co., Ltd. (The)...................     129  184,864
    Daiichi Sankyo Co., Ltd...................................  21,700  367,391
    Dai-ichi Seiko Co., Ltd...................................   3,500   49,501
   *Daiichikosho Co., Ltd.....................................   1,400   34,226
    Daiken Corp...............................................  20,000   55,047
    Daiki Aluminium Industry Co., Ltd.........................  10,000   24,610
   *Daikin Industries, Ltd....................................   7,000  267,464
    Daikoku Denki Co., Ltd....................................   2,100   49,714
   *Daikyo, Inc...............................................  44,000  117,821
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd...  15,000   69,137
    Dainippon Screen Manufacturing Co., Ltd...................  20,000  101,664
   *Dainippon Sumitomo Pharma Co., Ltd........................  17,600  248,114
   *Daio Paper Corp...........................................  20,000  136,106
    Daisan Bank, Ltd. (The)...................................  34,000   65,441
   *Daiseki Co., Ltd..........................................   8,400  119,236
   *Daishi Bank, Ltd. (The)...................................  63,000  218,889
   *Daiso Co., Ltd............................................  15,000   43,964
    Daisyo Corp...............................................   2,500   32,902
    Daito Bank, Ltd. (The)....................................  15,000   17,367
    Daito Pharmaceutical Co., Ltd.............................   1,100   17,368

                                     1177

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   *Daito Trust Construction Co., Ltd.......................   1,700 $  167,497
   *Daiwa House Industry Co., Ltd...........................  46,000    845,307
   *Daiwa Securities Group, Inc............................. 212,000  1,233,077
   *Daiwabo Holdings Co., Ltd...............................  30,000     59,362
    DC Co., Ltd.............................................   1,100      4,065
   *DCM Holdings Co., Ltd...................................  18,300    120,281
  #*Dena Co., Ltd...........................................   1,500     47,543
   *Denki Kagaku Kogyo K.K.................................. 109,000    393,619
    Denki Kogyo Co., Ltd....................................  16,000     68,454
   *Denso Corp..............................................  16,200    606,941
   *Dentsu, Inc.............................................  10,900    304,791
   *Denyo Co., Ltd..........................................   5,400     65,380
   *Descente, Ltd...........................................  11,000     71,875
   *DIC Corp................................................  74,000    146,509
   *Disco Corp..............................................   2,700    148,593
    Don Quijote Co., Ltd....................................   2,200     87,593
   *Doshisha Co., Ltd.......................................   3,000     81,378
   *Doutor Nichires Holdings Co., Ltd.......................   6,300     89,030
   *Dowa Holdings Co., Ltd..................................  24,000    169,779
  #*Dr. Ci:Labo Co., Ltd....................................       7     20,689
   *DTS Corp................................................   3,900     49,383
    Dunlop Sports Co., Ltd..................................   3,300     36,461
   *Duskin Co., Ltd.........................................  10,700    203,381
    Dwango Co., Ltd.........................................      22     47,762
   *Eagle Industry Co., Ltd.................................   6,000     50,207
    Earth Chemical Co., Ltd.................................     200      6,465
   *East Japan Railway Co...................................   5,100    344,287
   *Ebara Corp..............................................  83,000    324,618
  #*Edion Corp..............................................  26,100    125,466
   *Ehime Bank, Ltd. (The)..................................  33,000     84,817
    Eidai Co., Ltd..........................................   7,000     28,565
   *Eighteenth Bank, Ltd. (The).............................  39,000    101,469
   *Eiken Chemical Co., Ltd.................................   6,200     83,788
   *Eisai Co., Ltd..........................................   2,100     91,815
    Eizo Nanao Corp.........................................   2,900     46,295
   *Electric Power Development Co., Ltd.....................   3,000     68,973
    Elematec Corp...........................................   1,652     22,090
   *en-japan, Inc...........................................       3      3,080
   *Enplas Corp.............................................   3,500    155,070
   *EPS Corp................................................      18     51,074
    ESPEC Corp..............................................   5,900     47,249
    Excel Co., Ltd..........................................   1,900     16,558
   *Exedy Corp..............................................   9,700    212,905
   *Ezaki Glico Co., Ltd....................................   9,000     88,492
    F&A Aqua Holdings, Inc..................................   2,600     30,253
    Faith, Inc..............................................      76      8,535
    FALCO SD HOLDINGS Co., Ltd..............................     500      5,746
   *FamilyMart Co., Ltd.....................................   1,400     56,239
   *Fancl Corp..............................................  11,500    128,828
   *FANUC Corp..............................................   1,300    202,866
   *Fast Retailing Co., Ltd.................................     400    105,111
   *FCC Co., Ltd............................................   5,700    122,519
  #*FDK Corp................................................  21,000     18,384
    Felissimo Corp..........................................     600      7,045
   *Ferrotec Corp...........................................  13,000     51,062
   *FIDEA Holdings Co., Ltd.................................  25,800     61,736
    Fields Corp.............................................   1,000     13,909
   *Foster Electric Co., Ltd................................   4,700     73,998
   *FP Corp.................................................   1,000     64,488
    France Bed Holdings Co., Ltd............................  27,000     60,551
    F-Tech, Inc.............................................   1,300     18,084

                                     1178

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   *Fudo Tetra Corp.........................................  19,500 $   40,762
   *Fuji Co., Ltd...........................................   2,800     56,523
    Fuji Corp, Ltd..........................................   4,000     22,108
   *Fuji Electric Co., Ltd.................................. 120,000    280,216
    Fuji Electronics Co., Ltd...............................   1,500     20,662
    Fuji Furukawa Engineering & Construction Co., Ltd.......   1,000      2,199
  #*Fuji Heavy Industries, Ltd..............................  76,000  1,027,879
   *Fuji Kiko Co., Ltd......................................   4,000     13,428
   *Fuji Media Holdings, Inc................................      94    147,640
   *Fuji Oil Co., Ltd.......................................  11,200    152,154
   *Fuji Pharma Co., Ltd....................................     900     15,772
    Fuji Seal International, Inc............................   4,300     93,283
    Fuji Soft, Inc..........................................   4,400     93,056
  #*Fujibo Holdings, Inc....................................  13,000     42,660
    Fujicco Co., Ltd........................................   4,000     45,789
   *FUJIFILM Holdings Corp..................................  33,500    667,977
    Fujikura Kasei Co., Ltd.................................   5,300     22,356
   *Fujikura, Ltd...........................................  97,000    301,719
    Fujimi, Inc.............................................   2,700     46,302
   *Fujimori Kogyo Co., Ltd.................................   2,700     63,131
   *Fujitec Co., Ltd........................................  13,000     90,303
    Fujitsu Frontech, Ltd...................................   5,600     32,958
   *Fujitsu General, Ltd....................................   7,000     61,340
   *Fujitsu, Ltd............................................ 169,500    686,352
    FuKoKu Co., Ltd.........................................   1,400     12,693
    Fukuda Corp.............................................   3,000     12,513
   *Fukui Bank, Ltd. (The)..................................  45,000     88,652
   *Fukuoka Financial Group, Inc............................ 104,400    439,576
   *Fukushima Bank, Ltd. (The)..............................  51,000     56,277
    Fukushima Industries Corp...............................   1,100     22,747
   *Fukuyama Transporting Co., Ltd..........................  39,000    199,394
    Funai Consulting, Inc...................................   3,700     23,475
   *Furukawa Co., Ltd.......................................  73,000     77,422
   *Furukawa Electric Co., Ltd.............................. 159,000    322,214
    Furukawa-Sky Aluminum Corp..............................  18,000     52,274
    Furusato Industries, Ltd................................   1,500     12,952
    Furuya Metal Co., Ltd...................................     100      2,940
   *Fuso Pharmaceutical Industries, Ltd.....................  13,000     52,171
   *Futaba Industrial Co., Ltd..............................  16,700     75,980
    Fuyo General Lease Co., Ltd.............................   3,100    110,821
    Gakken Holdings Co., Ltd................................  21,000     65,627
    Gecoss Corp.............................................   3,400     26,694
   *Geo Holdings Corp.......................................      57     57,162
   *Glory, Ltd..............................................  14,100    330,236
    GMO Internet, Inc.......................................   7,900     57,877
    Godo Steel, Ltd.........................................  28,000     56,272
    Goldcrest Co., Ltd......................................   6,610    125,804
   #Goldwin, Inc............................................  13,000     76,653
   *Gourmet Kineya Co., Ltd.................................   3,000     20,892
   *Gree, Inc...............................................   1,100     16,356
  #*GS Yuasa Corp...........................................  63,000    224,311
    GSI Creos Corp..........................................  29,000     43,732
    G-Tekt Corp.............................................   2,100     49,791
    Gulliver International Co., Ltd.........................     980     41,617
    Gun Ei Chemical Industry Co., Ltd.......................  10,000     25,807
   *Gunma Bank, Ltd. (The)..................................  83,000    400,623
   *Gunze, Ltd..............................................  39,000    104,388
    Gurunavi, Inc...........................................     600      6,666
   *H2O Retailing Corp......................................  19,000    155,928
   *Hachijuni Bank, Ltd. (The)..............................  60,000    300,393
    Hakudo Co., Ltd.........................................   2,800     25,146

                                     1179

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   *Hakuhodo DY Holdings, Inc...............................   4,270 $  290,969
    Hakuto Co., Ltd.........................................   5,400     49,654
   *Hamakyorex Co., Ltd.....................................     900     28,979
    Hamamatsu Photonics K.K.................................   4,200    160,584
   *Hankyu Hanshin Holdings, Inc............................ 105,000    572,968
   *Hanwa Co., Ltd..........................................  54,000    207,362
    Happinet Corp...........................................   5,000     39,548
   *Harashin Narus Holdings Co., Ltd........................   2,200     38,853
    Harima Chemicals, Inc...................................     700      3,611
   *Haseko Corp............................................. 133,500    128,347
  #*Hazama Corp.............................................  33,800     91,791
    Heiwa Corp..............................................   5,600     94,755
   *Heiwa Real Estate Co., Ltd..............................   8,500    114,991
   *Heiwado Co., Ltd........................................   9,300    133,433
    Hibiya Engineering, Ltd.................................   6,000     66,847
    Hiday Hidaka Corp.......................................   2,880     65,401
    Higashi-Nippon Bank, Ltd................................  26,000     64,312
   *Higo Bank, Ltd. (The)...................................  45,000    277,370
    Hikari Tsushin, Inc.....................................   4,000    185,098
    HI-LEX Corp.............................................     200      3,284
   *Hino Motors, Ltd........................................  13,000    136,607
    Hioki EE Corp...........................................   2,200     32,855
   *Hiroshima Bank, Ltd. (The).............................. 125,000    531,419
    Hisaka Works, Ltd.......................................   5,000     43,975
   *Hisamitsu Pharmaceutical Co., Inc.......................   1,000     53,567
   *Hitachi Cable, Ltd......................................  33,000     51,192
    Hitachi Capital Corp....................................  11,100    221,207
    Hitachi Chemical Co., Ltd...............................  14,200    199,961
    Hitachi Construction Machinery Co., Ltd.................   9,200    211,272
    Hitachi High-Technologies Corp..........................  12,800    254,205
    Hitachi Koki Co., Ltd...................................  17,900    143,177
   *Hitachi Kokusai Electric, Inc...........................  10,000     82,726
    Hitachi Medical Corp....................................   6,000     88,524
    Hitachi Metals, Ltd.....................................  13,400    115,210
    Hitachi Transport System, Ltd...........................   8,500    128,721
   *Hitachi Zosen Corp...................................... 165,500    264,188
    Hitachi, Ltd. ADR.......................................  10,080    599,659
    Hodogaya Chemical Co., Ltd..............................   8,000     15,025
    Hogy Medical Co., Ltd...................................   2,000     96,394
   *Hokkaido Electric Power Co., Inc........................  21,100    202,200
    Hokkaido Gas Co., Ltd...................................   7,000     18,365
    Hokkan Holdings, Ltd....................................  15,000     43,933
    Hokko Chemical Industry Co., Ltd........................   7,000     20,336
   *Hokkoku Bank, Ltd. (The)................................  53,000    217,889
   *Hokuetsu Bank, Ltd. (The)...............................  35,000     75,453
   *Hokuetsu Kishu Paper Co., Ltd...........................  33,000    168,506
   *Hokuhoku Financial Group, Inc........................... 270,000    439,398
    Hokuriku Electric Industry Co., Ltd.....................  15,000     19,715
   *Hokuriku Electric Power Co., Inc........................  12,600    138,915
   *Hokuto Corp.............................................   2,000     37,517
    Honda Motor Co., Ltd....................................  23,700    895,841
   *Honda Motor Co., Ltd. Sponsored ADR.....................  37,467  1,412,131
    H-One Co., Ltd..........................................   2,000     20,823
   #Honeys Co., Ltd.........................................   2,170     26,572
    Horiba, Ltd.............................................   8,200    240,833
    Hoshizaki Electric Co., Ltd.............................   4,100    121,913
    Hosiden Corp............................................  20,100    110,068
   *Hosokawa Micron Corp....................................   5,000     39,159
   *House Foods Corp........................................  17,300    261,010
    Howa Machinery, Ltd.....................................  46,000     49,366
   *Hoya Corp...............................................   5,800    111,990

                                     1180

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Hyakugo Bank, Ltd. (The)..................................  47,000 $203,592
   *Hyakujishi Bank, Ltd. (The)...............................  48,000  179,617
   *Ibiden Co., Ltd...........................................  27,900  397,650
    IBJ Leasing Co., Ltd......................................   3,700   99,250
   #Ichibanya Co., Ltd........................................     500   16,333
   *Ichikoh Industries, Ltd...................................   6,000    9,944
    Ichinen Holdings Co., Ltd.................................   1,200    8,022
    Ichiyoshi Securities Co., Ltd.............................   5,000   41,269
    Idec Corp.................................................   6,400   56,682
   *Idemitsu Kosan Co., Ltd...................................   2,900  254,274
    Ihara Chemical Industry Co., Ltd..........................  10,000   53,472
   *IHI Corp.................................................. 115,000  298,131
   *Iida Home Max Co., Ltd....................................   4,800   62,516
    Iino Kaiun Kaisha, Ltd....................................  18,300   84,142
    Imasen Electric Industrial Co., Ltd.......................   3,000   35,990
    Imperial Hotel, Ltd.......................................     550   17,842
   *Inaba Denki Sangyo Co., Ltd...............................   3,900  120,688
    Inaba Seisakusho Co., Ltd.................................   3,500   42,345
   *Inabata & Co., Ltd........................................  12,900   87,035
    Inageya Co., Ltd..........................................   5,200   57,164
    Ines Corp.................................................   8,100   55,522
    Information Services International-Dentsu, Ltd............   3,600   33,018
    Innotech Corp.............................................   2,100    9,943
   *Inpex Corp................................................     149  862,677
    Intage, Inc...............................................     100    2,376
   *Internet Initiative Japan, Inc............................   3,000   83,919
    Ise Chemical Corp.........................................   3,000   17,545
   *Iseki & Co., Ltd..........................................  37,000  100,342
   *Isetan Mitsukoshi Holdings, Ltd...........................  50,600  499,690
   *Ishihara Sangyo Kaisha, Ltd...............................  73,000   60,552
   *Isuzu Motors, Ltd.........................................  72,000  451,549
   *IT Holdings Corp..........................................  18,700  265,708
    ITC Networks Corp.........................................     200    1,521
   *Ito En, Ltd...............................................   1,700   33,022
   *ITOCHU Corp...............................................  48,600  549,642
   *Itochu Enex Co., Ltd......................................  10,500   56,538
   *Itochu Techno-Solutions Corp..............................   3,500  151,893
    Itochu-Shokuhin Co., Ltd..................................     900   31,649
   *Itoham Foods, Inc.........................................  30,000  135,962
   #Itoki Corp................................................  10,000   49,194
    Iwai Cosmo Holdings, Inc..................................   2,200   13,620
   *Iwasaki Electric Co., Ltd.................................  16,000   39,586
   *Iwatani Corp..............................................  25,000   94,751
   *Iwatsu Electric Co., Ltd..................................  10,000    8,858
   *Iyo Bank, Ltd. (The)......................................  42,843  350,357
    Izumi Co., Ltd............................................   6,200  132,134
    Izumiya Co., Ltd..........................................  15,000   81,437
   *J. Front Retailing Co., Ltd...............................  62,000  340,091
    Jalux, Inc................................................     800    7,969
    Jamco Corp................................................   2,000    9,939
   *Janome Sewing Machine Co., Ltd............................  20,000   20,525
   *Japan Airport Terminal Co., Ltd...........................   9,100   95,199
   *Japan Aviation Electronics Industry, Ltd..................  12,000   87,858
    Japan Cash Machine Co., Ltd...............................   4,900   44,142
   *Japan Digital Laboratory Co., Ltd.........................   4,100   46,538
    Japan Drilling Co., Ltd...................................     800   25,778
    Japan Electronic Materials Corp...........................   2,100    9,210
   *Japan Pulp & Paper Co., Ltd...............................  19,000   62,542
  #*Japan Radio Co., Ltd......................................   9,000   24,418
   *Japan Steel Works, Ltd. (The).............................  24,000  138,471
   *Japan Tobacco, Inc........................................   7,400  230,888

                                     1181

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Japan Transcity Corp......................................  15,000 $ 58,284
    Japan Vilene Co., Ltd.....................................  10,000   43,676
    Japan Wool Textile Co., Ltd. (The)........................  13,000   85,117
    JBCC Holdings, Inc........................................     900    6,906
   *Jeol, Ltd.................................................  17,000   64,580
  #*JFE Holdings, Inc.........................................  36,832  786,196
    JGC Corp..................................................   4,000  113,395
    Jidosha Buhin Kogyo Co., Ltd..............................   3,000   13,656
   *Jimoto Holdings, Inc......................................   7,000   16,543
    JK Holdings Co., Ltd......................................     700    3,375
    JMS Co., Ltd..............................................   5,000   20,610
   *J-Oil Mills, Inc..........................................  21,000   62,046
  #*Joshin Denki Co., Ltd.....................................  11,000  110,338
   *Joyo Bank, Ltd. (The).....................................  82,000  384,444
   *JSP Corp..................................................   6,600   98,096
   *JSR Corp..................................................   8,500  168,068
   *JTEKT Corp................................................  35,700  381,337
  #*Juki Corp.................................................  31,000   55,403
    Juroku Bank, Ltd..........................................  56,000  195,991
   *Justsystems Corp..........................................   8,400   48,892
   *JVC Kenwood Holdings, Inc.................................  28,100   97,341
   *JX Holdings, Inc.......................................... 160,968  949,683
    kabu.com Securities Co., Ltd..............................   5,900   28,649
  #*Kadokawa Group Holdings, Inc..............................   3,900  104,808
    Kaga Electronics Co., Ltd.................................   5,000   42,011
    Kagome Co., Ltd...........................................   2,800   52,234
   *Kagoshima Bank, Ltd. (The)................................  33,000  212,444
   *Kajima Corp...............................................  86,000  257,790
   *Kakaku.com, Inc...........................................   2,200   82,120
   *Kaken Pharmaceutical Co., Ltd.............................   9,000  147,687
    Kameda Seika Co., Ltd.....................................   2,100   45,600
   *Kamei Corp................................................   7,000   60,829
   *Kamigumi Co., Ltd.........................................  51,000  415,424
    Kanagawa Chuo Kotsu Co., Ltd..............................   7,000   36,820
    Kanamoto Co., Ltd.........................................   8,000  127,329
    Kandenko Co., Ltd.........................................  28,000  125,496
   *Kaneka Corp...............................................  62,000  331,661
   *Kanematsu Corp............................................  56,000   85,871
   *Kanematsu Electronics, Ltd................................   4,900   56,750
   *Kansai Electric Power Co., Inc............................  22,400  213,418
    Kansai Paint Co., Ltd.....................................  27,000  300,677
   *Kansai Urban Banking Corp.................................  13,000   16,366
    Kanto Denka Kogyo Co., Ltd................................  12,000   22,706
    Kanto Natural Gas Development Co., Ltd....................   6,000   33,164
    Kao Corp..................................................   3,000   86,058
  #*Kappa Create Holdings Co., Ltd............................   1,450   33,393
    Kasai Kogyo Co., Ltd......................................   7,000   32,612
   *Kasumi Co., Ltd...........................................   8,000   50,663
    Katakura Industries Co., Ltd..............................   6,200   60,620
   *Kato Sangyo Co., Ltd......................................   5,700  106,110
   *Kato Works Co., Ltd.......................................  15,000   43,360
    Kawai Musical Instruments Manufacturing Co., Ltd..........  21,000   40,809
   *Kawasaki Heavy Industries, Ltd............................ 150,000  464,711
   *Kawasaki Kisen Kaisha, Ltd................................ 245,000  465,144
    Kawasumi Laboratories, Inc................................   1,000    6,257
   *KDDI Corp.................................................   4,300  319,947
    Keihan Electric Railway Co., Ltd..........................  10,000   45,791
    Keihanshin Building Co., Ltd..............................   1,200    6,509
    Keihin Co., Ltd. (The)....................................   5,000    7,719
   *Keihin Corp...............................................  13,300  184,773
   *Keikyu Corp...............................................  14,000  118,751

                                     1182

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Keio Corp.................................................  17,000 $126,177
   *Keisei Electric Railway Co., Ltd..........................  22,000  195,059
   *Keiyo Bank, Ltd. (The)....................................  53,000  251,435
    Keiyo Co., Ltd............................................   6,000   31,996
   *Kenedix, Inc..............................................     545  170,263
    Kewpie Corp...............................................  16,100  213,968
    Key Coffee, Inc...........................................   2,800   49,924
   *Keyence Corp..............................................     352   97,656
    Kikkoman Corp.............................................  23,000  343,943
    Kimoto Co., Ltd...........................................   4,600   38,047
   *Kinden Corp...............................................  28,000  185,667
    Kinki Sharyo Co., Ltd.....................................   6,000   20,667
   *Kintetsu Corp.............................................  59,000  242,414
   *Kintetsu World Express, Inc...............................   1,600   52,524
  #*Kinugawa Rubber Industrial Co., Ltd.......................  14,000   77,301
    Kirin Holdings Co., Ltd...................................  36,940  461,593
    Kisoji Co., Ltd...........................................   2,100   41,580
   *Kitagawa Iron Works Co., Ltd..............................  27,000   45,451
   *Kita-Nippon Bank, Ltd. (The)..............................   1,300   35,054
    Kitano Construction Corp..................................  11,000   28,330
    Kito Corp.................................................      23   20,417
   *Kitz Corp.................................................  17,900   92,205
   *Kiyo Holdings, Inc........................................ 157,000  232,063
    Koa Corp..................................................   7,200   60,620
   *Koatsu Gas Kogyo Co., Ltd.................................   8,000   44,161
   *Kobayashi Pharmaceutical Co., Ltd.........................   1,800   87,836
   *Kobe Steel, Ltd........................................... 344,000  424,846
    Kohnan Shoji Co., Ltd.....................................   6,600   79,217
    Kohsoku Corp..............................................   2,200   19,217
   *Koito Manufacturing Co., Ltd..............................  17,000  283,395
    Kojima Co., Ltd...........................................   8,800   31,255
    Kokusai Co., Ltd..........................................     800    5,840
    Kokuyo Co., Ltd...........................................  23,900  164,601
    KOMAIHALTEC, Inc..........................................  12,000   32,690
    Komatsu Seiren Co., Ltd...................................   4,000   17,338
   *Komatsu, Ltd..............................................   8,900  236,704
   *Komeri Co., Ltd...........................................   5,200  139,302
    Konaka Co., Ltd...........................................   5,400   42,697
   *Konami Co., Ltd...........................................   5,300  112,476
    Konami Corp. ADR..........................................   1,900   40,014
    Kondotec, Inc.............................................   2,300   13,344
   *Konica Minolta Holdings, Inc..............................  68,000  543,115
    Konishi Co., Ltd..........................................   4,800   87,348
   *Kose Corp.................................................   7,000  147,476
   #KRS Corp..................................................     600    6,149
   *K's Holdings Corp.........................................  10,180  276,786
   *Kubota Corp. Sponsored ADR................................   4,000  228,640
   *Kumagai Gumi Co., Ltd.....................................  39,000   51,423
    Kumiai Chemical Industry Co., Ltd.........................  14,000   78,835
   *Kura Corp.................................................     700    9,550
    Kurabo Industries, Ltd....................................  63,000  106,633
   *Kuraray Co., Ltd..........................................  28,000  359,730
    Kureha Corp...............................................  39,000  151,014
   *Kurimoto, Ltd.............................................  31,000  118,029
   *Kurita Water Industries, Ltd..............................  10,700  210,312
    Kuroda Electric Co., Ltd..................................   9,100  111,139
    Kurosaki Harima Corp......................................  10,000   25,578
   *KYB Co., Ltd..............................................  48,000  195,433
   *Kyocera Corp..............................................   1,966  178,080
    Kyocera Corp. Sponsored ADR...............................   5,322  468,336
    Kyodo Printing Co., Ltd...................................  17,000   47,002

                                     1183

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Kyodo Shiryo Co., Ltd.....................................  26,000 $ 29,850
    Kyoei Steel, Ltd..........................................   4,000   74,486
    Kyokuto Kaihatsu Kogyo Co., Ltd...........................  11,000  123,940
   *Kyokuto Securities Co., Ltd...............................   4,700   58,646
   #Kyokuyo Co., Ltd..........................................  10,000   22,316
   *KYORIN Holdings, Inc......................................   9,000  183,255
   *Kyoritsu Maintenance Co., Ltd.............................   2,400   59,100
   *Kyosan Electric Manufacturing Co., Ltd....................  12,000   40,603
    Kyoto Kimono Yuzen Co., Ltd...............................   1,300   14,944
   *Kyowa Exeo Corp...........................................  19,600  199,315
    Kyowa Hakko Kirin Co., Ltd................................  25,000  236,378
    Kyudenko Corp.............................................   8,000   40,887
   *Kyushu Electric Power Co., Inc............................  19,000  182,876
   *Lasertec Corp.............................................   1,700   28,903
   *Lawson, Inc...............................................     800   57,973
    LEC, Inc..................................................     300    3,454
   *Leopalace21 Corp..........................................  37,200  143,403
    Life Corp.................................................   2,000   27,717
   *Lintec Corp...............................................   8,900  164,582
   #Lion Corp.................................................  14,000   67,067
   *LIXIL Group Corp..........................................  21,800  506,597
   #Look, Inc.................................................   8,000   32,446
    M3, Inc...................................................      27   44,071
   *Macnica, Inc..............................................   2,900   56,715
   #Macromill, Inc............................................   2,000   22,441
   *Maeda Corp................................................  29,000  112,864
   *Maeda Road Construction Co., Ltd..........................  15,000  223,549
    Maezawa Kyuso Industries Co., Ltd.........................   2,600   34,647
   *Makino Milling Machine Co., Ltd...........................  24,000  152,750
   *Makita Corp...............................................   4,500  219,157
    Makita Corp. Sponsored ADR................................   5,012  243,082
   *Mandom Corp...............................................   3,000   89,221
    Mars Engineering Corp.....................................   2,700   55,935
   *Marubeni Corp............................................. 108,000  793,296
    Marubun Corp..............................................   1,800    8,735
    Marudai Food Co., Ltd.....................................  27,000   89,321
   *Maruei Department Store Co., Ltd..........................   5,000    5,786
    Maruetsu, Inc. (The)......................................   8,000   25,809
   *Maruha Nichiro Holdings, Inc..............................  53,000   92,136
   *Marui Group Co., Ltd......................................  54,900  446,297
    Marusan Securities Co., Ltd...............................  17,800  128,129
   *Maruwa Co., Ltd...........................................   3,400  104,347
    Maruyama Manufacturing Co., Inc...........................  14,000   28,464
   *Maruzen CHI Holdings Co., Ltd.............................   3,700   13,602
    Maruzen Showa Unyu Co., Ltd...............................  13,000   37,576
   *Marvelous AQL, Inc........................................      30   12,986
   *Matsuda Sangyo Co., Ltd...................................   5,700   72,301
   *Matsui Securities Co., Ltd................................  18,400  169,610
   *Matsumotokiyoshi Holdings Co., Ltd........................   7,100  172,241
   *Matsuya Co., Ltd..........................................   2,000   18,120
   *Matsuya Foods Co., Ltd....................................   3,000   54,040
    Max Co., Ltd..............................................   7,000   83,541
    Maxvalu Tokai Co., Ltd....................................   1,600   24,633
   *Mazda Motor Corp.......................................... 305,000  825,062
    McDonald's Holdings Co. Japan, Ltd........................   1,900   48,769
   *Medipal Holdings Corp.....................................  30,400  385,177
   *Megachips Corp............................................   1,900   32,524
   *Megmilk Snow Brand Co., Ltd...............................   8,200  141,438
   *Meidensha Corp............................................  20,000   63,275
   *MEIJI Holdings Co., Ltd...................................   8,487  375,282
   *Meiko Electronics Co., Ltd................................   1,400   10,147

                                     1184

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Meisei Industrial Co., Ltd..............................   6,000 $   23,372
   *Meitec Corp.............................................   1,500     38,373
    Meito Sangyo Co., Ltd...................................   1,500     16,080
    Meiwa Estate Co., Ltd...................................   2,200     11,921
   #Meiwa Trading Co., Ltd..................................   1,000      4,978
  #*Melco Holdings, Inc.....................................   2,000     34,817
   *Message Co., Ltd........................................       8     21,601
   *Michinoku Bank, Ltd. (The)..............................  27,000     56,640
    Mie Bank, Ltd. (The)....................................  16,000     35,680
    Mikuni Coca-Cola Bottling Co., Ltd......................   4,200     43,152
    Milbon Co., Ltd.........................................     330     10,643
    Mimasu Semiconductor Industry Co., Ltd..................   4,300     35,261
   *Minato Bank, Ltd. (The).................................  42,000     73,471
   *Minebea Co., Ltd........................................  49,000    165,885
   *Ministop Co., Ltd.......................................   3,500     58,484
   *Miraca Holdings, Inc....................................   2,600    108,402
   *Mirait Holdings Corp....................................  15,380    127,691
    Misawa Homes Co., Ltd...................................   5,900     82,344
   *Misumi Group, Inc.......................................   2,500     65,685
    Mitani Corp.............................................   2,100     30,939
    Mito Securities Co., Ltd................................  13,000     44,037
   *Mitsuba Corp............................................   5,000     31,807
    Mitsubishi Chemical Holdings Corp....................... 167,000    773,281
   *Mitsubishi Corp.........................................  97,500  2,056,976
   *Mitsubishi Electric Corp................................  27,000    223,772
   *Mitsubishi Estate Co., Ltd..............................  11,000    266,419
   *Mitsubishi Gas Chemical Co., Inc........................  82,000    548,858
   *Mitsubishi Heavy Industries, Ltd........................ 143,500    767,340
    Mitsubishi Kakoki Kaisha, Ltd...........................  13,000     24,528
   *Mitsubishi Logistics Corp...............................  30,000    449,952
   *Mitsubishi Materials Corp............................... 132,000    422,654
   *Mitsubishi Motors Corp.................................. 115,000    119,571
   *Mitsubishi Paper Mills, Ltd.............................  62,000     61,003
    Mitsubishi Pencil Co., Ltd..............................   3,400     58,388
    Mitsubishi Research Institute, Inc......................     200      4,135
    Mitsubishi Shokuhin Co., Ltd............................   2,100     60,630
   *Mitsubishi Steel Manufacturing Co., Ltd.................  25,000     48,922
    Mitsubishi Tanabe Pharma Corp...........................  26,500    355,250
   *Mitsubishi UFJ Financial Group, Inc..................... 438,100  2,491,537
    Mitsubishi UFJ Financial Group, Inc. ADR................ 441,377  2,498,194
   *Mitsuboshi Belting Co., Ltd.............................  12,000     64,432
   *Mitsui & Co., Ltd.......................................  51,900    784,403
    Mitsui & Co., Ltd. Sponsored ADR........................   2,651    800,735
   *Mitsui Chemicals, Inc................................... 211,000    500,394
    Mitsui Engineering & Shipbuilding Co., Ltd.............. 197,000    312,151
   *Mitsui Fudosan Co., Ltd.................................  35,000    800,069
   *Mitsui High-Tec, Inc....................................   5,600     40,916
    Mitsui Home Co., Ltd....................................   9,000     51,877
    Mitsui Knowledge Industry Co., Ltd......................     221     36,896
   *Mitsui Matsushima Co., Ltd..............................  36,000     98,173
   *Mitsui Mining & Smelting Co., Ltd....................... 124,000    315,580
   *Mitsui O.S.K. Lines, Ltd................................ 144,000    475,131
   *Mitsui Sugar Co., Ltd...................................  17,000     53,708
   *Mitsui-Soko Co., Ltd....................................  33,000    143,450
   *Mitsumi Electric Co., Ltd...............................  26,000    138,870
   *Mitsuuroko Holdings Co., Ltd............................   3,800     20,510
   *Miura Co., Ltd..........................................   5,600    146,382
    Miyachi Corp............................................   1,900     13,719
  #*Miyaji Engineering Group, Inc...........................  17,000     32,500
    Miyazaki Bank, Ltd. (The)...............................  32,000     81,953
    Miyoshi Oil & Fat Co., Ltd..............................  18,000     37,300

                                     1185

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
JAPAN -- (Continued)
   *Mizuho Financial Group, Inc........................... 1,487,255 $2,968,531
    Mizuho Financial Group, Inc. ADR......................     5,047     20,087
    Mizuno Corp...........................................    25,000    114,180
    Mochida Pharmaceutical Co., Ltd.......................     6,000     76,973
    Modec, Inc............................................     1,300     29,562
   *Monex Group, Inc......................................       480    140,643
   *Mori Seiki Co., Ltd...................................    17,700    166,504
    Morinaga & Co., Ltd...................................    25,000     52,958
   *Morinaga Milk Industry Co., Ltd.......................    42,000    134,921
    Morita Holdings Corp..................................     9,000     79,670
    Morozoff, Ltd.........................................     6,000     20,443
    Mory Industries, Inc..................................     2,000      5,813
   *MOS Food Services, Inc................................     3,200     59,874
   *Moshi Moshi Hotline, Inc..............................     4,200     61,392
    Mr Max Corp...........................................     8,300     29,569
   *MS&AD Insurance Group Holdings, Inc...................    36,713    768,977
   *Murata Manufacturing Co., Ltd.........................     6,600    406,994
   *Musashi Seimitsu Industry Co., Ltd....................     4,100     83,288
   *Musashino Bank, Ltd...................................     6,700    229,143
   #Mutoh Holdings Co., Ltd...............................     8,000     20,856
   *Nabtesco Corp.........................................     7,500    156,578
   *Nachi-Fujikoshi Corp..................................    25,000    101,520
   *Nagaileben Co., Ltd...................................     4,800     61,748
   *Nagano Bank, Ltd. (The)...............................    15,000     27,069
   *Nagase & Co., Ltd.....................................    27,300    297,998
    Nagatanien Co., Ltd...................................     3,000     29,108
   *Nagoya Railroad Co., Ltd..............................    58,000    157,815
    Nakabayashi Co., Ltd..................................     4,000      8,411
    Nakamuraya Co., Ltd...................................     8,917     40,423
   *Nakayama Steel Works, Ltd.............................    26,000     18,140
   *Namco Bandai Holdings, Inc............................    18,800    268,165
   *Nankai Electric Railway Co., Ltd......................    40,000    174,964
   *Nanto Bank, Ltd. (The)................................    48,000    208,681
    Natori Co., Ltd.......................................       500      4,840
    NEC Capital Solutions, Ltd............................       800     12,086
   *NEC Corp..............................................   333,000    812,436
    NEC Fielding, Ltd.....................................     5,300     63,477
    NEC Mobiling, Ltd.....................................     2,800    127,997
   *NEC Networks & System Integration Corp................     5,600    105,197
   *Net One Systems Co., Ltd..............................    15,000    144,027
    Neturen Co., Ltd......................................     5,400     36,395
   *New Japan Chemical Co., Ltd...........................     8,500     29,769
   *NGK Insulators, Ltd...................................    18,000    209,359
   *NGK Spark Plug Co., Ltd...............................    34,000    432,484
   *NHK Spring Co., Ltd...................................    27,000    237,009
    Nice Holdings, Inc....................................    16,000     42,312
    Nichia Steel Works, Ltd...............................     6,000     15,293
  #*Nichias Corp..........................................    18,000     97,962
    Nichiban Co., Ltd.....................................     1,000      3,072
    Nichicon Corp.........................................    13,100    107,647
   *Nichiden Corp.........................................     1,800     42,100
   *Nichiha Corp..........................................     5,100     73,843
   *Nichii Gakkan Co......................................     8,600     74,016
    Nichimo Co., Ltd......................................     7,000     15,766
   *Nichirei Corp.........................................    48,000    238,475
    Nichireki Co., Ltd....................................     5,000     28,421
   #Nidec Copal Corp......................................     2,600     18,456
    Nidec Copal Electronics Corp..........................     3,800     18,101
    Nidec Corp............................................     1,108     63,335
   *Nidec Corp. ADR.......................................     4,317     61,647
    Nidec Tosok Corp......................................     2,200     16,574

                                     1186

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   *Nifco, Inc..............................................   4,600 $   95,536
    Nifty Corp..............................................      13     21,577
    Nihon Chouzai Co., Ltd..................................     130      3,378
   *Nihon Dempa Kogyo Co., Ltd..............................   4,400     56,270
    Nihon Eslead Corp.......................................   1,000     10,597
    Nihon Kohden Corp.......................................   3,700    117,771
   *Nihon M&A Center, Inc...................................   1,600     56,520
   *Nihon Nohyaku Co., Ltd..................................   9,000     52,462
   *Nihon Parkerizing Co., Ltd..............................   9,000    148,344
    Nihon Shokuh Kako Co., Ltd..............................   1,000      3,862
    Nihon Trim Co., Ltd.....................................     250      7,728
   *Nihon Unisys, Ltd.......................................  10,400     84,966
    Nihon Yamamura Glass Co., Ltd...........................  19,000     37,807
   *Nikkiso Co., Ltd........................................   8,000     87,195
    Nikko Co., Ltd..........................................   2,000      8,340
   *Nikon Corp..............................................   2,700     77,201
   *Nintendo Co., Ltd.......................................   1,500    146,142
   *Nippo Corp..............................................  13,000    174,344
   *Nippon Beet Sugar Manufacturing Co., Ltd................  22,000     41,989
   #Nippon Carbide Industries Co., Inc......................  16,000     80,124
    Nippon Carbon Co., Ltd..................................  22,000     42,383
   *Nippon Chemical Industrial Co., Ltd.....................  16,000     23,857
  #*Nippon Chemi-Con Corp...................................  29,000     61,763
    Nippon Chutetsukan K.K..................................   4,000     12,226
   *Nippon Coke & Engineering Co., Ltd......................  48,000     71,435
    Nippon Concrete Industries Co., Ltd.....................   8,000     28,058
    Nippon Denko Co., Ltd...................................  22,000     63,810
   *Nippon Densetsu Kogyo Co., Ltd..........................   7,000     71,565
   *Nippon Electric Glass Co., Ltd..........................  49,000    236,150
   *Nippon Express Co., Ltd................................. 105,000    433,386
    Nippon Fine Chemical Co., Ltd...........................   1,900     11,942
    Nippon Flour Mills Co., Ltd.............................  26,000    109,466
    Nippon Formula Feed Manufacturing Co., Ltd..............  15,000     19,147
  #*Nippon Gas Co., Ltd.....................................   3,600     44,931
    Nippon Hume Corp........................................   3,000     16,416
    Nippon Jogesuido Sekkei Co., Ltd........................     800     10,835
    Nippon Kayaku Co., Ltd..................................  25,000    282,397
  #*Nippon Kinzoku Co., Ltd.................................  14,000     20,068
   *Nippon Koei Co., Ltd....................................  18,000     68,248
   *Nippon Konpo Unyu Soko Co., Ltd.........................  12,900    179,081
    Nippon Koshuha Steel Co., Ltd...........................  20,000     22,089
   *Nippon Light Metal Holdings Co., Ltd.................... 114,000    130,917
   *Nippon Meat Packers, Inc................................  23,000    311,266
   *Nippon Paint Co., Ltd...................................  23,000    206,697
  #*Nippon Paper Group, Inc.................................  21,400    303,246
    Nippon Pillar Packing Co., Ltd..........................   2,000     15,214
    Nippon Piston Ring Co., Ltd.............................  12,000     25,286
   *Nippon Road Co., Ltd. (The).............................  23,000    102,847
    Nippon Seiki Co., Ltd...................................   8,000     95,014
    Nippon Seisen Co., Ltd..................................   4,000     14,339
    Nippon Sharyo, Ltd......................................  11,000     40,856
  #*Nippon Sheet Glass Co., Ltd............................. 200,000    233,137
   *Nippon Shinyaku Co., Ltd................................  11,000    137,963
   *Nippon Shokubai Co., Ltd................................  32,000    308,667
   *Nippon Signal Co., Ltd..................................  10,300     71,411
   *Nippon Soda Co., Ltd....................................  31,000    140,728
   *Nippon Steel & Sumitomo Metal Corp...................... 453,745  1,255,960
    Nippon Steel Trading Co., Ltd...........................  13,000     35,219
    Nippon Suisan Kaisha, Ltd...............................  42,900     85,240
   *Nippon Synthetic Chemical Industry Co., Ltd. (The)......  15,000    110,102
    Nippon Telegraph & Telephone Corp.......................     900     37,693

                                     1187

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Nippon Telegraph & Telephone Corp. ADR....................  12,740 $268,304
   *Nippon Television Network Corp............................   7,400  105,333
    Nippon Thompson Co., Ltd..................................  18,000   70,918
   *Nippon Valqua Industries, Ltd.............................  16,000   40,164
   *Nippon Yakin Kogyo Co., Ltd...............................  27,000   39,036
   *Nippon Yusen K.K.......................................... 206,000  493,650
    Nippon Yusoki Co., Ltd....................................   7,000   34,990
   *Nipro Corp................................................  22,900  168,721
    Nishikawa Rubber Co., Ltd.................................     200    2,377
    Nishimatsu Construction Co., Ltd..........................  69,000  128,382
    Nishimatsuya Chain Co., Ltd...............................   8,400   68,145
   *Nishi-Nippon Bank, Ltd.................................... 153,000  396,541
   *Nishi-Nippon Railroad Co., Ltd............................  27,000  109,179
   *Nissan Chemical Industries, Ltd...........................  19,100  231,047
   *Nissan Motor Co., Ltd.....................................  95,100  973,687
   *Nissan Shatai Co., Ltd....................................  14,000  174,349
   *Nissan Tokyo Sales Holdings Co., Ltd......................   3,000   11,066
    Nissei Corp...............................................   1,000    8,671
    Nissen Holdings Co., Ltd..................................   4,600   16,718
  #*Nissha Printing Co., Ltd..................................   6,100   98,170
    Nisshin Fudosan Co., Ltd..................................   4,400   28,382
    Nisshin Oillio Group, Ltd. (The)..........................  26,000   94,811
   *Nisshin Seifun Group, Inc.................................  24,500  298,138
   *Nisshin Steel Holdings Co., Ltd...........................  15,140  113,286
   *Nisshinbo Holdings, Inc...................................  33,000  250,545
    Nissin Corp...............................................  17,000   41,856
   *Nissin Electric Co., Ltd..................................  12,000   60,129
   *Nissin Foods Holdings Co., Ltd............................   1,600   60,728
   *Nissin Kogyo Co., Ltd.....................................  11,700  175,508
    Nissin Sugar Holdings Co., Ltd............................     900   18,505
    Nissui Pharmaceutical Co., Ltd............................   3,000   31,965
   *Nitori Holdings Co., Ltd..................................     650   49,615
    Nitta Corp................................................   4,200   71,962
    Nittetsu Mining Co., Ltd..................................  13,000   57,953
   *Nitto Boseki Co., Ltd.....................................  32,000  131,204
    Nitto Denko Corp..........................................  12,500  706,948
   *Nitto Kogyo Corp..........................................   6,000   81,443
    Nitto Kohki Co., Ltd......................................   2,500   50,341
   *Nittoku Engineering Co., Ltd..............................   2,100   23,966
   *NKSJ Holdings, Inc........................................  26,975  567,142
    Noevir Holdings Co., Ltd..................................   2,600   39,496
   *NOF Corp..................................................  31,000  142,622
   *Nohmi Bosai, Ltd..........................................   4,000   28,274
   *NOK Corp..................................................  17,100  255,680
    Nomura Co., Ltd...........................................   4,000   17,660
   *Nomura Holdings, Inc...................................... 118,700  679,472
    Nomura Holdings, Inc. ADR................................. 119,749  682,569
   *Nomura Real Estate Holdings, Inc..........................  13,500  246,350
   *Nomura Research Institute, Ltd............................   1,800   41,357
    Noritake Co., Ltd.........................................  22,000   56,597
    Noritz Corp...............................................   5,200   93,252
   *North Pacific Bank, Ltd...................................  61,100  195,948
   *NS Solutions Corp.........................................   3,400   68,072
   *NS United Kaiun Kaisha, Ltd...............................  32,000   50,288
    NSD Co., Ltd..............................................   5,400   49,966
   *NSK, Ltd..................................................  45,000  318,916
  #*NTN Corp.................................................. 107,000  308,163
   *NTT Data Corp.............................................      38  116,008
   *NTT DOCOMO, Inc...........................................     503  762,587
    NTT DOCOMO, Inc. Sponsored ADR............................   9,600  145,632
    Obara Corp................................................   2,400   27,944

                                     1188

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
   *Obayashi Corp.............................................. 79,000 $405,071
    Obayashi Road Corp......................................... 10,000   36,344
   *Obic Business Consultants Co., Ltd.........................    800   44,326
   *Obic Co., Ltd..............................................    970  207,495
   *Odakyu Electric Railway Co., Ltd........................... 17,000  170,300
   *Odelic Co., Ltd............................................    100    2,727
    Oenon Holdings, Inc........................................ 13,000   32,260
   *Ogaki Kyoritsu Bank, Ltd. (The)............................ 67,000  218,901
    Ohara, Inc.................................................  1,600   12,248
    Ohashi Technica, Inc.......................................    100      719
   *Oiles Corp.................................................  4,320   88,008
    Oita Bank, Ltd. (The)...................................... 36,000  131,547
  #*Oji Holdings Corp.......................................... 97,000  313,677
    Okabe Co., Ltd.............................................  9,000   66,228
    Okamoto Industries, Inc.................................... 13,000   43,886
   *Okamura Corp............................................... 13,000   90,496
    Okasan Securities Group, Inc............................... 40,000  251,199
   *Oki Electric Industry Co., Ltd............................. 69,000   78,870
   *Okinawa Electric Power Co., Ltd............................  1,900   62,335
   *OKK Corp................................................... 21,000   30,534
   *OKUMA Corp................................................. 22,000  166,356
   *Okumura Corp............................................... 36,000  141,328
    Okura Industrial Co., Ltd.................................. 12,000   40,059
    Okuwa Co., Ltd.............................................  4,000   46,534
    Olympic Corp...............................................  1,500   12,801
   *Olympus Corp...............................................  3,000   66,614
   *Omron Corp................................................. 11,800  281,243
    ONO Sokki Co., Ltd.........................................  5,000   21,923
    Onoken Co., Ltd............................................  4,100   38,018
   *Onward Holdings Co., Ltd................................... 35,000  264,502
    Optex Co., Ltd.............................................  1,300   14,636
   *Oracle Corp. Japan.........................................  1,000   41,632
   *Organo Corp................................................ 12,000   65,403
   *Oriental Land Co., Ltd.....................................    800  106,366
    Origin Electric Co., Ltd...................................  6,000   25,683
   *Osaka Gas Co., Ltd......................................... 54,000  202,559
    Osaka Organic Chemical Industry, Ltd.......................  1,400    5,923
   *Osaka Steel Co., Ltd.......................................  3,300   56,768
  #*Osaka Titanium Technologies Co., Ltd.......................  1,700   37,928
   *Osaki Electric Co., Ltd....................................  5,000   26,149
    OSG Corp...................................................  6,400   83,269
    Otsuka Corp................................................  1,100   90,049
   *Oyo Corp...................................................  3,500   41,009
    P.S. Mitsubishi Construction Co., Ltd......................  5,200   32,682
   *Pacific Industrial Co., Ltd................................ 10,000   51,661
   *Pacific Metals Co., Ltd.................................... 33,000  171,898
    Pack Corp. (The)...........................................  2,600   42,652
   *Pal Co., Ltd...............................................  1,150   50,517
    Paltac Corp................................................  6,350   79,153
   *PanaHome Corp.............................................. 15,000   95,637
   *Panasonic Corp............................................. 88,300  581,236
    Panasonic Corp. Sponsored ADR.............................. 64,414  425,777
    Panasonic Industrial Devices SUNX Co., Ltd.................  5,800   24,882
    Panasonic Information Systems Co., Ltd.....................  1,000   22,159
    Paramount Bed Holdings Co., Ltd............................  3,400  107,622
   *Parco Co., Ltd.............................................  1,600   16,606
   *Paris Miki Holdings, Inc...................................  6,500   33,944
    Pasco Corp.................................................  1,000    3,194
    Pasona Group, Inc..........................................     20   10,053
   *Penta-Ocean Construction Co., Ltd.......................... 55,000  138,750
   *Pigeon Corp................................................  1,400   76,252

                                     1189

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Pilot Corp................................................      29 $ 73,062
    Piolax, Inc...............................................   2,600   62,418
  #*Pioneer Electronic Corp...................................  64,500  161,146
   *Plenus Co., Ltd...........................................   3,300   54,384
   *Point, Inc................................................     940   32,386
    Pola Orbis Holdings, Inc..................................   3,500  106,541
   *Press Kogyo Co., Ltd......................................  20,000   88,042
   *Prima Meat Packers, Ltd...................................  27,000   51,689
    Pronexus, Inc.............................................   4,500   25,466
   *Raito Kogyo Co., Ltd......................................   9,000   45,768
    Rakuten, Inc..............................................   8,700   79,407
    Renaissance, Inc..........................................     500    3,802
  #*Renesas Electronics Corp..................................  33,600  101,150
   *Rengo Co., Ltd............................................  48,000  243,689
   *Renown, Inc...............................................   7,000   11,007
   *Resona Holdings, Inc...................................... 112,700  501,893
   *Resorttrust, Inc..........................................   4,900  106,479
   *Rhythm Watch Co., Ltd.....................................  18,000   34,216
  #*Ricoh Co., Ltd............................................  82,381  917,119
    Ricoh Leasing Co., Ltd....................................   3,900  106,966
    Right On Co., Ltd.........................................   1,900   15,056
    Riken Corp................................................  22,000   81,914
    Riken Keiki Co., Ltd......................................   3,000   18,450
    Riken Technos Corp........................................   6,000   16,933
    Riken Vitamin Co., Ltd....................................   1,500   35,604
   #Ringer Hut Co., Ltd.......................................   2,600   33,343
   *Rinnai Corp...............................................   1,400   98,986
    Riso Kagaku Corp..........................................   2,880   57,109
   *Rock Field Co., Ltd.......................................   2,800   47,130
   *Rohm Co., Ltd.............................................  14,000  465,442
   *Rohto Pharmaceutical Co., Ltd.............................  10,000  125,189
    Roland DG Corp............................................   2,300   30,663
   *Round One Corp............................................  26,200  152,081
    Royal Holdings Co., Ltd...................................   2,800   32,846
    Ryobi, Ltd................................................  28,000   70,279
   *Ryoden Trading Co., Ltd...................................   3,000   18,979
   *Ryohin Keikaku Co., Ltd...................................   2,500  141,589
   *Ryosan Co., Ltd...........................................   6,900  134,285
    S Foods, Inc..............................................   2,000   19,623
    S.T. Chemical Co., Ltd....................................   1,100   11,599
   *Sagami Chain Co., Ltd.....................................   5,000   40,044
    Saibu Gas Co., Ltd........................................  38,000   90,946
   *Saizeriya Co., Ltd........................................   8,300  110,122
   *Sakai Chemical Industry Co., Ltd..........................  21,000   62,103
    Sakai Heavy Industries, Ltd...............................   5,000   16,663
    Sakai Ovex Co., Ltd.......................................  19,000   29,101
    Sakata INX Corp...........................................  12,000   62,016
    Sakata Seed Corp..........................................   5,500   66,081
   #Sala Corp.................................................   3,000   16,176
    San-A Co., Ltd............................................   2,500  101,616
    San-Ai Oil Co., Ltd.......................................  11,000   47,788
  #*Sanden Corp...............................................  25,000  102,265
   *Sanei Architecture Planning Co., Ltd......................   1,300   12,317
   *Sangetsu Co., Ltd.........................................   5,400  135,662
   *San-in Godo Bank, Ltd. (The)..............................  31,000  245,602
  #*Sanix, Inc................................................  17,500   66,198
   *Sanken Electric Co., Ltd..................................  16,000   63,971
    Sanki Engineering Co., Ltd................................  12,000   64,412
    Sanko Marketing Foods Co., Ltd............................       7    7,108
    Sanko Metal Industrial Co., Ltd...........................   4,000   10,697
    Sankyo Co., Ltd...........................................   6,000  239,042

                                     1190

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
    Sankyo Seiko Co., Ltd.....................................   6,300 $ 22,061
   *Sankyo Tateyama, Inc......................................   6,500  136,333
   *Sankyu, Inc...............................................  49,000  193,469
    Sanoh Industrial Co., Ltd.................................   6,500   44,071
   *Sanrio Co., Ltd...........................................   2,200   87,749
   *Sanshin Electronics Co., Ltd..............................   7,000   47,472
    Santen Pharmaceutical Co., Ltd............................   3,100  127,668
   *Sanwa Holdings Corp.......................................  50,000  238,355
   *Sanyo Chemical Industries, Ltd............................  15,000   84,300
   *Sanyo Denki Co., Ltd......................................  10,000   53,267
    Sanyo Housing Nagoya Co., Ltd.............................      10   12,746
    Sanyo Shokai, Ltd.........................................  20,000   54,654
   *Sanyo Special Steel Co., Ltd..............................  23,000   73,598
    Sapporo Holdings, Ltd.....................................  65,000  215,804
    Sasebo Heavy Industries Co., Ltd..........................  21,000   24,525
   *Sato Holdings Corp........................................   3,900   62,252
    Satori Electric Co., Ltd..................................   2,700   13,191
   *Sawada Holdings Co., Ltd..................................     400    2,736
   #Sawai Pharmaceutical Co., Ltd.............................     400   41,035
    Saxa Holdings, Inc........................................   6,000   11,678
  #*SBI Holdings, Inc.........................................  59,430  493,475
    Scroll Corp...............................................   8,200   24,564
   *SCSK Corp.................................................   4,900   91,831
   *Secom Co., Ltd............................................   2,000   99,759
   *Sega Sammy Holdings, Inc..................................  11,200  197,837
   *Seika Corp................................................  16,000   44,966
    Seikagaku Corp............................................   5,700   62,393
   *Seikitokyu Kogyo Co., Ltd.................................  11,000   11,164
  #*Seiko Epson Corp..........................................  32,700  330,127
   *Seiko Holdings Corp.......................................  16,000   50,792
   *Seino Holdings Co., Ltd...................................  33,000  224,817
   *Seiren Co., Ltd...........................................  10,500   65,013
   *Sekisui Chemical Co., Ltd.................................  33,000  317,945
   *Sekisui House, Ltd........................................  71,000  781,413
   *Sekisui Jushi Co., Ltd....................................   7,000   82,739
    Sekisui Plastics Co., Ltd.................................  13,000   31,599
    Senko Co., Ltd............................................  33,000  153,751
    Senshu Electric Co., Ltd..................................   1,300   14,740
   *Senshu Ikeda Holdings, Inc................................  25,640  143,461
   #Senshukai Co., Ltd........................................   6,400   39,007
  #*Seven & I Holdings Co., Ltd...............................  29,900  908,309
  #*Sharp Corp................................................ 122,000  415,363
   *Shibusawa Warehouse Co., Ltd..............................   8,000   27,514
    Shibuya Kogyo Co., Ltd....................................     700    6,754
   *Shiga Bank, Ltd...........................................  50,000  290,056
    Shikibo, Ltd..............................................  29,000   36,144
    Shikoku Bank, Ltd.........................................  35,000   91,018
   *Shikoku Chemicals Corp....................................  11,000   74,528
   *Shikoku Electric Power Co., Inc...........................   4,900   60,111
   *Shima Seiki Manufacturing Co., Ltd........................   6,100  120,383
   *Shimachu Co., Ltd.........................................  11,000  232,768
   *Shimadzu Corp.............................................  40,000  267,761
    Shimamura Co., Ltd........................................     600   58,916
    Shimano, Inc..............................................   1,300   88,774
    Shimizu Bank, Ltd.........................................   1,800   53,672
   *Shimizu Corp..............................................  85,000  275,318
    Shimojima Co., Ltd........................................     700    7,571
    Shin Nippon Air Technologies Co., Ltd.....................   3,500   20,084
    Shinagawa Refractories Co., Ltd...........................  17,000   39,431
   *Shindengen Electric Manufacturing Co., Ltd................  22,000   64,209
   *Shin-Etsu Chemical Co., Ltd...............................   6,000  366,991

                                     1191

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Shin-Etsu Polymer Co., Ltd................................   9,200 $ 35,427
    Shin-Keisei Electric Railway Co., Ltd.....................   7,000   28,083
   *Shinko Electric Industries Co., Ltd.......................  15,100  115,545
   *Shinko Plantech Co., Ltd..................................   7,800   63,732
   *Shinko Shoji Co., Ltd.....................................   5,300   47,563
   *Shinmaywa Industries, Ltd.................................  24,000  159,469
    Shinnihon Corp............................................   4,500   12,142
   *Shinsei Bank, Ltd......................................... 195,000  398,377
    Shinsho Corp..............................................   8,000   16,472
   *Shionogi & Co., Ltd.......................................  19,900  355,659
   *Ship Healthcare Holdings, Inc.............................   6,800  194,547
    Shiroki Corp..............................................  13,000   34,162
   *Shiseido Co., Ltd.........................................   7,900  109,377
   *Shizuoka Bank, Ltd........................................  71,000  669,446
    Shizuoka Gas Co., Ltd.....................................  11,000   76,676
    SHO-BOND Holdings Co., Ltd................................   2,100   77,469
    Shochiku Co., Ltd.........................................   9,000  100,006
    Shoko Co., Ltd............................................   5,000    7,597
   *Showa Corp................................................  12,200  131,081
   #Showa Denko K.K........................................... 340,000  519,631
    Showa Sangyo Co., Ltd.....................................  18,000   58,385
    Showa Shell Sekiyu K.K....................................  43,000  249,539
   #Siix Corp.................................................   4,500   51,906
    Sinanen Co., Ltd..........................................  10,000   41,335
   *Sinfonia Technology Co., Ltd..............................  20,000   37,177
    Sintokogio, Ltd...........................................   9,900   72,429
   *SKY Perfect JSAT Holdings, Inc............................     390  183,028
   *SMC Corp..................................................     700  121,158
   *SMK Corp..................................................  14,000   42,140
    SNT Corp..................................................   8,100   35,668
    Soda Nikka Co., Ltd.......................................   3,000   12,936
   *Sodick Co., Ltd...........................................  11,700   60,199
   *Softbank Corp.............................................  16,196  577,101
    Sogo Medical Co., Ltd.....................................   1,300   42,830
   *Sohgo Security Services Co., Ltd..........................  13,900  184,137
   *Sojitz Corp............................................... 294,700  442,326
    Sony Corp.................................................  17,800  266,249
    Sony Corp. Sponsored ADR..................................  52,202  779,898
    Sony Financial Holdings, Inc..............................   2,600   43,915
   *Sotetsu Holdings, Inc.....................................  48,000  160,494
    Space Co., Ltd............................................     600    4,377
   *Square Enix Holdings Co., Ltd.............................  14,100  175,203
    SRA Holdings, Inc.........................................   1,200   13,096
   *St. Marc Holdings Co., Ltd................................   1,600   63,169
   *Stanley Electric Co., Ltd.................................  18,100  296,386
    Star Micronics Co., Ltd...................................   8,400   83,127
  #*Start Today Co., Ltd......................................   6,000   57,663
   *Starzen Co., Ltd..........................................  12,000   33,959
   *Stella Chemifa Corp.......................................     900   18,974
    Studio Alice Co., Ltd.....................................     800   11,402
    Sugi Holdings Co., Ltd....................................   1,400   48,009
   *Sumco Corp................................................  21,700  226,096
   *Sumikin Bussan Corp.......................................  19,000   60,551
    Suminoe Textile Co., Ltd..................................  13,000   30,999
   *Sumitomo Bakelite Co., Ltd................................  48,000  191,535
   *Sumitomo Chemical Co., Ltd................................ 177,355  518,857
   *Sumitomo Corp.............................................  74,000  957,214
   *Sumitomo Densetsu Co., Ltd................................   1,600   17,333
   *Sumitomo Electric Industries, Ltd.........................  50,800  571,889
   *Sumitomo Forestry Co., Ltd................................  26,900  263,497
   *Sumitomo Heavy Industries, Ltd............................ 125,000  551,603

                                     1192

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Sumitomo Light Metal Industries, Ltd....................  98,000 $   96,476
   *Sumitomo Metal Mining Co., Ltd..........................  63,000    979,826
   *Sumitomo Mitsui Construction Co., Ltd...................  23,700     25,345
   *Sumitomo Mitsui Financial Group, Inc....................  90,383  3,630,133
   *Sumitomo Mitsui Trust Holdings, Inc..................... 218,440    806,820
   *Sumitomo Osaka Cement Co., Ltd..........................  76,000    254,555
    Sumitomo Pipe & Tube Co., Ltd...........................   7,300     60,187
    Sumitomo Precision Products Co., Ltd....................   7,000     31,616
   *Sumitomo Real Estate Sales Co., Ltd.....................   1,100     54,375
   *Sumitomo Realty & Development Co., Ltd..................   5,000    152,447
    Sumitomo Rubber Industries, Ltd.........................   8,500    113,432
    Sumitomo Seika Chemicals Co., Ltd.......................  14,000     50,258
   *Sumitomo Warehouse Co., Ltd.............................  30,000    150,712
    Sundrug Co., Ltd........................................   1,600     60,190
    Sun-Wa Technos Corp.....................................   3,400     23,284
    Suruga Bank, Ltd........................................  37,000    482,369
   *Suzuken Co., Ltd........................................  13,600    416,265
   *Suzuki Motor Corp.......................................  19,000    498,555
   *SWCC Showa Holdings Co., Ltd............................  45,000     41,191
  #*SxL Corp................................................   4,000      7,324
   *Sysmex Corp.............................................   2,200    104,960
    Systena Corp............................................      24     21,221
   *T&D Holdings, Inc.......................................  66,200    816,813
   *T. Hasegawa Co., Ltd....................................   3,600     43,418
    T. RAD Co., Ltd.........................................  14,000     35,863
    Tachibana Eletech Co., Ltd..............................   2,600     22,948
   *Tachi-S Co., Ltd........................................   4,800     84,597
    Tact Home Co., Ltd......................................      22     33,147
   *Tadano, Ltd.............................................  18,000    160,083
   *Taihei Dengyo Kaisha, Ltd...............................   6,000     34,829
    Taihei Kogyo Co., Ltd...................................  12,000     48,175
   *Taiheiyo Cement Corp.................................... 119,000    323,973
    Taiheiyo Kouhatsu, Inc..................................  10,000     10,617
    Taiho Kogyo Co., Ltd....................................   6,900     83,068
   *Taikisha, Ltd...........................................   5,600    112,679
    Taiko Bank, Ltd. (The)..................................   1,000      2,547
   *Taisei Corp............................................. 160,000    477,458
   *Taisei Lamick Co., Ltd..................................   1,100     29,811
   *Taiyo Nippon Sanso Corp.................................  54,000    360,613
   *Taiyo Yuden Co., Ltd....................................  23,200    209,257
    Takamatsu Construction Group Co., Ltd...................   5,000     74,719
    Takano Co., Ltd.........................................     600      2,860
   *Takaoka Toko Holdings Co., Ltd..........................   1,980     33,378
    Takara Holdings, Inc....................................  32,000    267,853
   *Takara Leben Co., Ltd...................................   8,300     96,754
   *Takara Standard Co., Ltd................................  21,000    148,824
    Takasago International Corp.............................  13,000     65,635
   *Takasago Thermal Engineering Co., Ltd...................  12,200     94,271
    Takashima & Co., Ltd....................................  16,000     50,995
   *Takashimaya Co., Ltd....................................  57,000    419,453
   *Takata Corp.............................................   5,100    102,850
    Take & Give Needs Co., Ltd..............................     102     10,663
   *Takeda Pharmaceutical Co., Ltd..........................  10,000    513,867
   *Takeuchi Manufacturing Co., Ltd.........................   3,300     57,631
    Takihyo Co., Ltd........................................   5,000     25,311
    Takiron Co., Ltd........................................  10,000     38,423
    Takisawa Machine Tool Co., Ltd..........................  14,000     18,961
   *Takuma Co., Ltd.........................................   7,000     43,211
    Tamron Co., Ltd.........................................   3,700    104,294
    Tamura Corp.............................................  19,000     42,137
    Tanseisha Co., Ltd......................................   4,000     15,359

                                     1193

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   *Tatsuta Electric Wire & Cable Co., Ltd..................  15,000 $  126,358
    Tayca Corp..............................................   5,000     15,272
    TBK Co., Ltd............................................   7,000     39,803
  #*TDK Corp................................................   7,900    292,980
    TDK Corp. Sponsored ADR.................................   7,012    248,295
   *Teijin, Ltd............................................. 222,000    508,807
    Teikoku Electric Manufacturing Co., Ltd.................   1,300     25,114
    Teikoku Sen-I Co., Ltd..................................   6,000     43,032
   *Tekken Corp.............................................  24,000     37,216
   *Terumo Corp.............................................   3,300    144,330
   *THK Co., Ltd............................................  17,500    304,058
   *TKC Corp................................................   3,800     67,476
    TOA Corp................................................  33,000     51,311
    Toa Oil Co., Ltd........................................   6,000      6,496
    TOA ROAD Corp...........................................   8,000     26,813
    Toabo Corp..............................................   9,000      6,879
    Toagosei Co., Ltd.......................................  49,000    202,478
   *Tobishima Corp..........................................  20,000     24,917
   *Tobu Railway Co., Ltd...................................  29,000    155,731
    Tobu Store Co., Ltd.....................................  10,000     31,262
   *TOC Co., Ltd............................................  16,400    106,672
    Tocalo Co., Ltd.........................................   2,800     43,241
    Tochigi Bank, Ltd.......................................  22,000     81,784
   *Toda Corp...............................................  44,000    120,563
  #*Toda Kogyo Corp.........................................   6,000     23,924
   *Toei Animation Co., Ltd.................................   1,200     31,260
   *Toei Co., Ltd...........................................  15,000     80,682
    Toenec Corp.............................................   7,000     36,959
   *Toho Bank, Ltd..........................................  40,000    126,716
    Toho Co., Ltd./Kobe.....................................   6,000     21,320
   *Toho Co., Ltd./Tokyo....................................   5,200     99,617
   *Toho Gas Co., Ltd.......................................  25,000    133,645
   *Toho Holdings Co., Ltd..................................   9,500    183,470
    Toho Real Estate Co., Ltd...............................   4,600     37,219
    Toho Titanium Co., Ltd..................................   2,800     26,079
   *Toho Zinc Co., Ltd......................................  30,000    129,624
    Tohoku Bank, Ltd. (The).................................  19,000     31,613
   *Tohokushinsha Film Corp.................................     400      3,119
   *Tohuku Electric Power Co., Inc..........................  14,500    118,051
    Tokai Carbon Co., Ltd...................................  45,000    178,341
   *Tokai Corp..............................................     800     22,285
   *Tokai Rika Co., Ltd.....................................  11,300    185,088
   *Tokai Rubber Industries, Ltd............................   7,600     78,389
   *Tokai Tokyo Financial Holdings, Inc.....................  51,000    255,727
  #*Token Corp..............................................   1,300     72,463
   *Tokio Marine Holdings, Inc..............................  45,200  1,334,846
    Tokio Marine Holdings, Inc. ADR.........................   1,000     29,600
  #*Toko, Inc...............................................  22,000     52,832
   *Tokushu Tokai Paper Co., Ltd............................  22,000     52,601
  #*Tokuyama Corp...........................................  75,000    149,487
    Tokyo Broadcasting System, Inc..........................   8,600    100,260
  #*Tokyo Dome Corp.........................................  35,000    133,394
   *Tokyo Electric Power Co., Inc...........................  35,888     83,594
    Tokyo Electron Device, Ltd..............................       6      9,829
   *Tokyo Electron, Ltd.....................................  12,500    537,521
    Tokyo Energy & Systems, Inc.............................   6,000     31,362
   *Tokyo Gas Co., Ltd......................................  35,000    165,046
    Tokyo Keiki, Inc........................................  12,000     25,690
    Tokyo Rakutenchi Co., Ltd...............................   7,000     28,223
  #*Tokyo Rope Manufacturing Co., Ltd.......................  27,000     38,651
    Tokyo Sangyo Co., Ltd...................................   4,000     12,543

                                     1194

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
JAPAN -- (Continued)
   *Tokyo Seimitsu Co., Ltd...................................   6,900 $118,535
   *Tokyo Steel Manufacturing Co., Ltd........................  27,700  145,214
    Tokyo Tatemono Co., Ltd................................... 102,000  477,372
    Tokyo Tekko Co., Ltd......................................  12,000   50,928
    Tokyo Theatres Co., Inc...................................  21,000   32,102
   *Tokyo Tomin Bank, Ltd.....................................   7,826   79,222
   #Tokyotokeiba Co., Ltd.....................................  31,000   74,706
    Tokyu Community Corp......................................   2,000   79,925
   *Tokyu Construction Co., Ltd...............................   9,520   24,114
   *Tokyu Corp................................................  33,000  179,441
   *Tokyu Land Corp...........................................  88,000  626,855
   *Tokyu Livable, Inc........................................   3,500   55,466
    Toli Corp.................................................   2,000    4,826
    Tomato Bank, Ltd..........................................   6,000   11,864
    Tomen Devices Corp........................................     100    2,012
    Tomen Electronics Corp....................................   1,700   21,591
    Tomoe Corp................................................   9,500   37,845
    Tomoe Engineering Co., Ltd................................   2,100   40,118
   *Tomoku Co., Ltd...........................................  21,000   61,276
   *TOMONY Holdings, Inc......................................  25,500  110,679
   *Tomy Co., Ltd.............................................  19,300  103,930
    Tonami Holdings Co., Ltd..................................  16,000   32,565
    TonenGeneral Sekiyu K.K...................................  14,000  122,081
  #*Topcon Corp...............................................  12,700  103,918
    Toppan Forms Co., Ltd.....................................  11,400  106,428
   *Toppan Printing Co., Ltd..................................  70,000  434,475
   *Topre Corp................................................   9,700   93,794
    Topy Industries, Ltd......................................  43,000  101,001
   *Toray Industries, Inc.....................................  21,000  121,216
   *Toridoll.corp.............................................   4,800   59,390
    Torishima Pump Manufacturing Co., Ltd.....................   9,100   79,186
    Tosei Corp................................................      47   36,924
   *Toshiba Corp..............................................  32,000  142,484
   *Toshiba Machine Co., Ltd..................................  21,000   96,050
   *Toshiba Plant Systems & Services Corp.....................   5,000   69,781
   *Toshiba TEC Corp..........................................  28,000  161,535
    Tosho Printing Co., Ltd...................................  11,000   17,807
   *Tosoh Corp................................................ 113,000  271,830
    Totetsu Kogyo Co., Ltd....................................   6,000   85,704
   *TOTO, Ltd.................................................  25,000  197,871
    Tottori Bank, Ltd.........................................  13,000   26,394
   *Touei Housing Corp........................................   3,545   50,578
    Towa Bank, Ltd............................................  53,000   59,603
    Towa Corp.................................................   4,000   26,747
   *Towa Pharmaceutical Co., Ltd..............................   1,800   95,967
    Toyo Construction Co., Ltd................................   2,000    6,670
    Toyo Corp.................................................   5,300   61,965
    Toyo Electric Manufacturing Co., Ltd......................   8,000   21,484
    Toyo Engineering Corp.....................................  22,000  102,114
   *Toyo Ink SC Holdings Co., Ltd.............................  42,000  184,018
    Toyo Kanetsu K.K..........................................  27,000   58,131
    Toyo Kohan Co., Ltd.......................................   9,000   31,801
    Toyo Securities Co., Ltd..................................  21,000   57,334
   *Toyo Seikan Kaisha, Ltd...................................  28,500  363,663
   *Toyo Suisan Kaisha, Ltd...................................   9,000  249,527
   *Toyo Tanso Co., Ltd.......................................   2,500   60,511
    Toyo Tire & Rubber Co., Ltd...............................  41,000  141,303
    Toyo Wharf & Warehouse Co., Ltd...........................  10,000   16,660
   *Toyobo Co., Ltd........................................... 180,000  287,037
   *Toyoda Gosei Co., Ltd.....................................  13,300  294,689
  #*Toyota Boshoku Corp.......................................  12,600  165,037

                                     1195

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
    Toyota Motor Corp.......................................  19,055 $  910,152
   *Toyota Motor Corp. Sponsored ADR........................  50,053  4,773,555
   *Toyota Tsusho Corp......................................  24,700    587,497
    TPR Co., Ltd............................................   4,700     60,558
   *Trancom Co., Ltd........................................   2,000     54,243
   *Transcosmos, Inc........................................   5,800     71,943
   *Trend Micro, Inc........................................   2,600     75,905
   *Trusco Nakayama Corp....................................   3,500     64,936
   *TS Tech Co., Ltd........................................   8,900    172,140
   *TSI Holdings Co., Ltd...................................  18,445     98,171
   *Tsubakimoto Chain Co....................................  18,000     95,586
   *Tsudakoma Corp..........................................  12,000     24,242
  #*Tsugami Corp............................................   6,000     36,970
   *Tsukishima Kikai Co., Ltd...............................   6,000     53,932
    Tsukuba Bank, Ltd. (The)................................  14,200     52,604
   *Tsumura & Co............................................   5,200    170,815
    Tsuruha Holdings, Inc...................................   2,500    209,037
    Tsurumi Manufacturing Co., Ltd..........................   4,000     32,141
    TV Tokyo Holdings Corp..................................     600      6,515
   *Ube Industries, Ltd..................................... 184,000    383,044
    Ube Material Industries, Ltd............................   8,000     19,743
    Uchida Yoko Co., Ltd....................................   8,000     22,395
   *UKC Holdings Corp.......................................   2,700     56,382
  #*Ulvac, Inc..............................................  10,500     93,544
   *Unicharm Corp...........................................   1,800     95,470
   #Union Tool Co...........................................   3,600     68,684
   *Unipres Corp............................................   5,500    121,815
   *Unitika, Ltd............................................ 105,000     59,802
   *UNY Co., Ltd............................................  48,800    361,768
   *Usen Corp...............................................   7,870     13,887
    U-Shin, Ltd.............................................   6,200     47,459
   *Ushio, Inc..............................................  19,000    205,410
   *USS Co., Ltd............................................     660     74,140
    Utoc Corp...............................................   2,600      7,631
   *Valor Co., Ltd..........................................   7,100    113,359
   *Vital KSK Holdings, Inc.................................   7,300     70,559
   *VT Holdings Co., Ltd....................................     800      7,774
   *Wacoal Corp.............................................  25,000    260,877
   *Wakachiku Construction Co., Ltd.........................  18,000     21,427
   *Wakita & Co., Ltd.......................................   3,000     26,576
    Warabeya Nichiyo Co., Ltd...............................   3,200     52,610
   *WATAMI Co., Ltd.........................................   1,600     30,165
    Weathernews, Inc........................................     300      7,880
    Welcia Holdings Co., Ltd................................     700     25,768
   *West Japan Railway Co...................................   5,900    232,657
    Wood One Co., Ltd.......................................   7,000     23,160
   *Xebio Co., Ltd..........................................   5,100    104,195
   *Yachiyo Bank, Ltd. (The)................................   3,500     83,047
    Yahagi Construction Co., Ltd............................   5,000     23,838
   *Yahoo Japan Corp........................................     104     40,783
    Yaizu Suisankagaku Industry Co., Ltd....................     500      4,338
   *Yakult Honsha Co., Ltd..................................   1,900     80,068
    Yamabiko Corp...........................................   1,100     18,278
   *Yamada Denki Co., Ltd...................................  11,140    429,011
    Yamagata Bank, Ltd......................................  30,000    134,250
   *Yamaguchi Financial Group, Inc..........................  47,000    452,822
    Yamaha Corp.............................................  36,400    385,637
    Yamaha Motor Co., Ltd...................................  26,700    339,817
   *Yamanashi Chuo Bank, Ltd................................  26,000    105,539
   *Yamatane Corp...........................................  21,000     36,426
   *Yamato Holdings Co., Ltd................................  29,700    499,177

                                     1196

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
JAPAN -- (Continued)
    Yamato International, Inc.............................     600 $      2,615
   *Yamato Kogyo Co., Ltd.................................   8,700      249,203
    Yamazaki Baking Co., Ltd..............................  19,000      212,576
   *Yamazen Co., Ltd......................................  13,000       96,342
    Yaoko Co., Ltd........................................     900       36,067
   *Yaskawa Electric Corp.................................  19,000      177,474
    Yasuda Warehouse Co., Ltd. (The)......................   1,300        9,487
    Yellow Hat, Ltd.......................................   3,300       49,734
   *Yodogawa Steel Works, Ltd.............................  24,000       85,461
   *Yokogawa Bridge Holdings Corp.........................   7,000       67,127
    Yokogawa Electric Corp................................  31,900      355,188
    Yokohama Reito Co., Ltd...............................   8,400       59,011
    Yokohama Rubber Co., Ltd. (The).......................  41,000      315,897
    Yokowo Co., Ltd.......................................   3,300       14,891
    Yomiuri Land Co., Ltd.................................   7,000       38,268
    Yonekyu Corp..........................................   4,500       46,463
    Yorozu Corp...........................................   4,600       66,000
   *Yoshinoya Holdings Co., Ltd...........................      64       76,531
   *Yuasa Trading Co., Ltd................................  40,000       78,349
    Yuken Kogyo Co., Ltd..................................   9,000       15,970
    Yurtec Corp...........................................   7,000       23,366
    Yusen Logistics Co., Ltd..............................   5,100       49,845
    Yushiro Chemical Industry Co., Ltd....................   1,900       18,300
   *Zenrin Co., Ltd.......................................   3,700       49,326
   #Zensho Co., Ltd.......................................   3,400       39,031
   *Zeon Corp.............................................  25,000      216,881
                                                                   ------------
TOTAL JAPAN...............................................          201,361,166
                                                                   ------------
MALAYSIA -- (0.8%)
    Aeon Co. (M) Berhad...................................  30,000      122,174
    Affin Holdings Berhad.................................  84,300       89,272
    AirAsia Berhad........................................ 182,800      163,382
    Alliance Financial Group Berhad....................... 229,200      315,013
    AMMB Holdings Berhad.................................. 148,200      303,415
    APM Automotive Holdings Berhad........................  47,200       85,328
    Axiata Group Berhad................................... 136,425      276,651
    Batu Kawan Berhad.....................................  27,600      163,699
   *Benalec Holdings Berhad...............................  48,100       18,278
    Berjaya Corp. Berhad.................................. 407,600       70,181
    Berjaya Land Berhad...................................  76,000       20,293
    Berjaya Sports Toto Berhad............................  53,330       74,693
    BIMB Holdings Berhad..................................  71,100       69,105
    Boustead Holdings Berhad..............................  85,604      133,351
    British American Tobacco Malaysia Berhad..............   3,400       62,773
    Bursa Malaysia Berhad.................................  18,100       38,570
    Cahya Mata Sarawak Berhad.............................  14,900       14,482
    Carlsberg Brewery Berhad..............................   8,600       32,915
    CB Industrial Product Holding Berhad..................  51,400       43,846
    CIMB Group Holdings Berhad............................  94,400      219,049
    Coastal Contracts Berhad..............................  10,500        6,861
    CSC Steel Holdings Berhad.............................  47,300       18,117
    Dayang Enterprise Holdings Berhad.....................  36,293       29,555
    Dialog Group Berhad................................... 193,779      144,108
    DiGi.Com Berhad.......................................  61,000       96,598
    DRB-Hicom Berhad...................................... 258,300      213,673
    Dutch Lady Milk Industries Berhad.....................   2,400       32,711
    Eastern & Oriental Berhad............................. 155,100       76,383
    ECM Libra Financial Group Berhad......................      78           22
   *Elk-Desa Resources Berhad.............................  14,790        6,045
    Evergreen Fibreboard Berhad...........................   9,000        1,738
    Faber Group Berhad....................................  52,400       24,069

                                     1197

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
MALAYSIA -- (Continued)
    Gamuda Berhad............................................. 277,000 $331,675
    Genting (Malaysia) Berhad................................. 376,500  444,799
    Genting Berhad............................................  87,900  268,706
    Genting Plantations Berhad................................  35,100   93,042
    Glomac Berhad.............................................  23,700    6,523
    Guinness Anchor Berhad....................................  23,000  119,934
    Hap Seng Consolidated Berhad.............................. 242,580  127,253
    Hap Seng Plantations Holdings Berhad......................  77,600   68,451
    Hong Leong Bank Berhad....................................  38,280  175,409
    Hong Leong Financial Group Berhad.........................  41,700  184,687
    Hong Leong Industries Berhad..............................  31,400   44,455
    IGB Corp. Berhad.......................................... 166,294  125,110
    IJM Corp. Berhad.......................................... 242,060  392,817
    IJM Land Berhad........................................... 143,000   99,028
    IJM Plantations Berhad....................................  80,200   76,399
    IOI Corp. Berhad..........................................  50,026   80,028
    Jaya Tiasa Holdings Berhad................................  24,435   14,792
    JCY International Berhad..................................  54,200   10,982
    Kian Joo Can Factory Berhad...............................  56,700   40,721
   *Kinsteel Berhad........................................... 144,000   13,435
    KLCC Property Holdings Berhad.............................  52,600  106,458
   *KNM Group Berhad.......................................... 240,325   37,124
    Kossan Rubber Industries Berhad...........................  24,300   26,144
    KPJ Healthcare Berhad.....................................  40,300   74,074
    KSK Group Berhad.......................................... 143,900   27,559
    Kuala Lumpur Kepong Berhad................................   7,300   50,989
    Kulim (Malaysia) Berhad................................... 119,700  138,844
    Kumpulan Fima Berhad......................................  29,900   17,520
    Lafarge Malayan Cement Berhad.............................  33,600  100,476
   *Landmarks Berhad..........................................  74,700   23,433
    Lingkaran Trans Kota Holdings Berhad......................  39,000   53,566
    Lion Industries Corp. Berhad.............................. 118,500   35,863
    LPI Capital Berhad........................................   8,480   36,583
    Mah Sing Group Berhad.....................................  89,280   65,574
    Malayan Banking Berhad.................................... 137,858  393,988
    Malayan Flour Mills Berhad................................   9,500    3,703
    Malaysia Airports Holdings Berhad.........................  77,470  137,436
    Malaysia Building Society Berhad..........................  61,300   44,562
   *Malaysian Airline System Berhad........................... 175,500   38,994
    Malaysian Bulk Carriers Berhad............................  61,200   26,394
    Malaysian Pacific Industries Berhad.......................  14,375   11,613
    Malaysian Resources Corp. Berhad.......................... 349,350  156,189
    MBM Resources Berhad......................................  28,210   31,628
    Media Prima Berhad........................................ 143,900  103,280
   *MISC Berhad...............................................  47,380   67,847
    MMC Corp. Berhad.......................................... 195,100  153,060
    MNRB Holdings Berhad......................................   9,100    7,385
    Mudajaya Group Berhad.....................................  54,900   45,239
    Muhibbah Engineering Berhad............................... 115,700   31,642
   *Mulpha International Berhad............................... 518,800   64,268
    Naim Holdings Berhad......................................   7,400    4,477
    Nestle (Malaysia) Berhad..................................   5,100   95,727
    OSK Holdings Berhad....................................... 178,862   83,989
   *Padini Holdings Berhad....................................  32,100   18,705
    Parkson Holdings Berhad................................... 117,584  182,908
   *Perdana Petroleum Berhad..................................  53,400   19,411
   *Perisai Petroleum Teknologi Berhad........................ 109,200   36,252
    Petronas Chemicals Group Berhad...........................  19,000   36,389
    Petronas Dagangan Berhad..................................  17,100  125,448
    Petronas Gas Berhad.......................................  25,100  150,020
    POS (Malaysia) Berhad.....................................  78,600   89,778

                                     1198

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
MALAYSIA -- (Continued)
    PPB Group Berhad.....................................    59,840 $   239,866
    Press Metal Berhad...................................    15,200       9,004
    Public Bank Berhad Foreign Market Shares.............     8,700      43,456
    RCE Capital Berhad...................................   430,500      34,599
    RHB Capital Berhad...................................   100,707     250,820
   *Sapurakencana Petroleum Berhad.......................   195,143     183,460
    Sarawak Oil Palms Berhad.............................    13,800      25,359
   *Scomi Group Berhad...................................   335,900      37,852
    Selangor Properties Berhad...........................    24,800      27,538
    Shell Refining Co. Federation of Malaysia Berhad.....    25,800      68,186
    Sime Darby Berhad....................................    41,200     123,367
    Star Publications (Malaysia) Berhad..................    37,200      31,367
   *Sunway Berhad........................................   164,850     127,315
    Supermax Corp. Berhad................................   125,800      77,753
    Ta Ann Holdings Berhad...............................    40,781      48,321
    TA Enterprise Berhad.................................   253,700      41,201
    TA Global Berhad.....................................   152,220      11,502
    Tan Chong Motor Holdings Berhad......................   100,000     161,816
    TDM Berhad...........................................    14,600      15,716
    Telekom Malaysia Berhad..............................    96,800     172,935
    Tenaga Nasional Berhad...............................    46,850     105,643
   *TH Plantations Berhad................................     2,200       1,439
    Top Glove Corp. Berhad...............................    77,200     129,987
    Tradewinds (Malaysia) Berhad.........................    34,700     103,459
    TSH Resources Berhad.................................   109,400      73,987
   *UEM Land Holdings Berhad.............................   211,258     149,620
    UMW Holdings Berhad..................................    82,300     321,620
    Unico-Desa Plantations Berhad........................   147,900      52,940
    Unisem (Malaysia) Berhad.............................   147,200      48,854
    United Plantations Berhad............................    11,300      94,461
    Wah Seong Corp. Berhad...............................    52,433      27,850
    WCT Berhad...........................................   121,810      86,624
    WTK Holdings Berhad..................................    72,500      21,121
    YNH Property Berhad..................................    99,848      63,002
    YTL Corp. Berhad.....................................   967,283     513,396
    YTL Power International Berhad.......................   141,700      69,329
    Zhulian Corp Berhad..................................    45,600      41,154
                                                                    -----------
TOTAL MALAYSIA...........................................            12,275,054
                                                                    -----------
MEXICO -- (1.5%)
    Alfa S.A.B. de C.V. Series A.........................   588,810   1,421,709
   *Alsea S.A.B. de C.V..................................   102,947     238,045
    America Movil S.A.B. de C.V. Series L................    60,900      76,828
    America Movil S.A.B. de C.V. Series L ADR............    23,684     595,889
    Arca Continental S.A.B. de C.V.......................   136,212   1,038,736
   *Axtel S.A.B. de C.V..................................   260,900      72,229
    Bolsa Mexicana de Valores S.A. de C.V................    43,471     109,920
   *Cemex S.A.B. de C.V.................................. 1,725,887   1,877,292
   *Cemex S.A.B. de C.V. Sponsored ADR...................    73,321     795,535
    Cia Minera Autlan S.A.B. de C.V. Series B............    13,400      14,702
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.........     2,300     363,584
    Compartamos S.A.B. de C.V............................   106,000     164,653
   *Consorcio ARA S.A.B. de C.V. Series *................   147,200      55,108
    Controladora Comercial Mexicana S.A.B. de C.V.
      Series B...........................................    95,709     348,749
   *Corporacion GEO S.A.B. de C.V. Series B..............   105,000     123,048
    Corporacion Moctezuma S.A.B. de C.V. Series *........    73,800     224,512
   *Desarrolladora Homex S.A.B. de C.V...................    28,600      69,686
   *Desarrolladora Homex S.A.B. de C.V. ADR..............     2,200      32,098
    El Puerto de Liverpool S.A.B. de C.V. Series C-1.....    10,156     112,626
   *Empresas ICA S.A.B. de C.V...........................    84,759     254,052
   *Empresas ICA S.A.B. de C.V. Sponsored ADR............    16,200     193,914

                                     1199

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
MEXICO -- (Continued)
   *Financiera Independencia S.A.B. de C.V.................  32,800 $    12,641
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
      ADR..................................................  21,098   2,276,263
   *Genomma Lab Internacional S.A.B. de C.V. Series B......  39,010      89,098
   *Gruma S.A.B. de C.V. ADR...............................     500       6,650
   *Gruma S.A.B. de C.V. Series B..........................  70,384     232,886
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.....  34,200     114,371
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR....   9,537     593,583
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.....   5,100     608,991
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Series B.............................................   2,400      28,669
    Grupo Bimbo S.A.B. de C.V. Series A.................... 157,200     407,385
    Grupo Carso S.A.B. de C.V. Series A-1..................  97,100     471,960
   *Grupo Cementos de Chihuahua S.A.B. de C.V..............   1,100       3,850
    Grupo Comercial Chedraui S.A. de C.V...................  60,154     208,878
    Grupo Elektra S.A.B. de C.V............................   1,790      83,273
   *Grupo Famsa S.A.B. de C.V. Series A....................  51,200      69,262
    Grupo Financiero Banorte S.A.B. de C.V. Series O....... 246,056   1,693,515
    Grupo Financiero Inbursa S.A.B. de C.V. Series O....... 219,640     615,841
    Grupo Herdez S.A.B. de C.V. Series *...................  44,800     141,645
   *Grupo Lamosa S.A.B. de C.V.............................  33,900      62,656
    Grupo Mexico S.A.B. de C.V. Series B................... 334,081   1,242,826
    Grupo Modelo S.A.B. de C.V. Series C...................  34,392     293,484
   *Grupo Simec S.A. de C.V. Series B......................  20,200     100,566
   *Grupo Simec S.A. de C.V. Sponsored ADR.................     849      12,582
    Grupo Televisa S.A.B................................... 143,094     801,982
    Grupo Televisa S.A.B. Sponsored ADR....................  24,377     682,800
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V.................................. 117,000     246,154
    Industrias Bachoco S.A.B. de C.V. Series B.............   1,422       3,299
   *Industrias CH S.A.B. de C.V. Series B..................  34,500     284,420
    Industrias Penoles S.A.B. de C.V.......................   5,130     251,513
   *Inmuebles Carso S.A.B. de C.V. Series B-1..............  86,291      74,654
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.......  68,400     192,699
    Megacable Holdings S.A.B. de C.V.......................  34,300      90,507
    Mexichem S.A.B. de C.V. Series *....................... 117,483     664,357
   *Minera Frisco S.A.B. de C.V. Series A-1................  70,600     303,454
   *OHL Mexico S.A.B. de C.V...............................  21,100      47,794
    Organizacion Soriana S.A.B. de C.V. Series B........... 169,127     655,246
   *Promotora y Operadora de Infraestructura S.A.B. de C.V.  18,900     134,987
   *Qualitas Controladora S.A.B. de C.V....................  36,600      64,538
    TV Azteca S.A.B. de C.V................................ 261,900     184,973
   *Urbi Desarrollos Urbanos S.A.B. de C.V.................  84,222      48,952
    Wal-Mart de Mexico S.A.B. de C.V. Series V.............  76,404     247,277
                                                                    -----------
TOTAL MEXICO...............................................          22,533,396
                                                                    -----------
NETHERLANDS -- (1.8%)
   *Aalberts Industries NV.................................  15,225     342,143
   *Accell Group NV........................................   2,458      47,340
   *Aegon NV............................................... 162,022   1,081,703
    Aegon NV ADR...........................................  76,751     508,859
   *AFC Ajax NV............................................     546       4,663
   *Akzo Nobel NV..........................................  30,253   2,070,586
    Akzo Nobel NV Sponsored ADR............................   1,500      34,050
   *AMG Advanced Metallurgical Group NV....................   5,989      54,510
   *Amsterdam Commodities NV...............................   3,226      64,238
    APERAM NV..............................................  11,100     160,921
   *Arcadis NV.............................................  10,378     272,934
    ArcelorMittal NV.......................................  14,754     253,169
   #ArcelorMittal NV ADR...................................  49,500     849,420
   *ASM International NV...................................   7,329     292,096
   *Asml Holding NV........................................   9,664     725,632
    BE Semiconductor Industries NV.........................   8,284      66,396
    Beter Bed Holding NV...................................   1,215      24,486

                                     1200

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
NETHERLANDS -- (Continued)
   *BinckBank NV...........................................  13,285 $   128,589
   *Brunel International NV................................   1,737      93,075
   *CSM NV.................................................  18,270     422,952
   *DE Master Blenders 1753 NV.............................  63,406     782,204
   *Delta Lloyd NV.........................................  28,831     567,882
    Exact Holding NV.......................................   1,884      41,226
   *Fugro NV...............................................   9,627     582,670
   *Grontmij NV............................................  11,563      51,391
   *Heijmans NV............................................   4,974      53,243
   *Heineken NV............................................   5,424     381,420
   *Hunter Douglas NV......................................     788      35,327
   *ING Groep NV...........................................     213       2,154
  #*ING Groep NV Sponsored ADR............................. 263,004   2,651,080
   *Kardan NV..............................................   6,819       7,244
    KAS Bank NV............................................   3,541      42,366
    Kendrion NV............................................   1,972      49,718
   *Koninklijke Ahold NV...................................  89,890   1,320,888
    Koninklijke Ahold NV ADR...............................     400       5,844
   *Koninklijke Bam Groep NV...............................  54,912     229,607
   *Koninklijke Boskalis Westminster NV....................  12,693     581,091
    Koninklijke DSM NV.....................................  18,525   1,134,740
   *Koninklijke KPN NV.....................................  23,138     130,075
    Koninklijke Philips Electronics NV.....................  64,269   2,001,712
   *Koninklijke Ten Cate NV................................   6,634     179,809
   *Koninklijke Vopak NV...................................   6,788     463,282
   *Koninklijke Wessanen NV................................  21,473      67,537
    Macintosh Retail Group NV..............................     861      10,053
    Mediq NV...............................................  12,651     239,006
   *Nutreco NV.............................................   6,786     601,544
   *Ordina NV..............................................  14,194      22,745
   *Philips Electronics NV ADR.............................  68,183   2,119,809
   *PostNL NV..............................................  89,555     234,701
   *Randstad Holdings NV...................................  22,614     937,610
   *Reed Elsevier NV.......................................   4,918      76,385
   *Reed Elsevier NV ADR...................................   4,200     130,158
   *Royal Imtech NV........................................  13,633     360,024
   *SBM Offshore NV........................................  30,320     464,289
   *Sligro Food Group NV...................................   3,084      99,326
   *SNS REAAL Groep NV.....................................  38,309      43,788
    Telegraaf Media Groep NV...............................   4,962      59,000
   *TKH Group NV...........................................   6,205     169,403
    TNT Express NV.........................................  70,928     544,708
  #*TomTom NV..............................................  29,467     152,825
    Unilever NV (904784709)................................  11,120     450,138
    Unilever NV (B12T3J1)..................................   2,976     120,576
   *Unit4 NV...............................................   4,818     161,228
    USG People NV..........................................  15,034     127,953
   *Wolters Kluwer NV......................................  23,383     473,681
   *Xeikon NV..............................................   4,099      23,498
                                                                    -----------
TOTAL NETHERLANDS..........................................          26,482,720
                                                                    -----------
NEW ZEALAND -- (0.2%)
   *Air New Zealand, Ltd...................................  65,519      68,609
   *Auckland International Airport, Ltd.................... 160,227     381,382
   *Chorus, Ltd............................................  17,988      43,048
    Chorus, Ltd. ADR.......................................   2,187      25,938
   *Contact Energy, Ltd....................................  68,987     302,240
   *Fisher & Paykel Healthcare Corp., Ltd..................  40,070      80,113
   *Fletcher Building, Ltd. (6341606)......................  65,360     522,152
    Fletcher Building, Ltd. (6341617)......................  12,299      98,485
   *Freightways, Ltd.......................................   8,295      31,603

                                     1201

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NEW ZEALAND -- (Continued)
    Hallenstein Glasson Holdings, Ltd.......................     609 $    2,698
    Infratil, Ltd...........................................  73,154    150,914
   *Mainfreight, Ltd........................................  14,201    142,984
    New Zealand Oil & Gas, Ltd..............................  63,818     48,452
    New Zealand Refining Co., Ltd...........................   1,518      3,363
   *Nuplex Industries, Ltd..................................  37,267    103,241
   *Port of Tauranga, Ltd...................................  16,991    197,588
   *Pyne Gould Guinness, Ltd................................   8,757      3,232
   *Restaurant Brands New Zealand, Ltd......................   2,885      6,802
    Ryman Healthcare, Ltd...................................  48,303    186,893
    Sanford, Ltd............................................  12,229     44,706
    Sky Network Television, Ltd.............................  21,079     91,645
   *SKYCITY Entertainment Group, Ltd........................  49,580    165,210
   *Telecom Corp. of New Zealand, Ltd.......................   6,009     12,237
   *Tower, Ltd..............................................  55,588     90,105
    TrustPower, Ltd.........................................  13,045     91,822
    Vector, Ltd.............................................  28,655     67,257
    Warehouse Group, Ltd....................................  19,445     52,897
                                                                     ----------
TOTAL NEW ZEALAND...........................................          3,015,616
                                                                     ----------
NORWAY -- (0.8%)
   *ABG Sundal Collier Holding ASA..........................  41,234     34,616
   *Agasti Holding ASA......................................  94,082     20,666
   *Aker ASA Series A.......................................   5,345    227,929
   *Aker Solutions ASA......................................  13,798    301,766
   *Algeta ASA..............................................     999     30,581
   *Archer, Ltd.............................................  31,543     36,489
   *Atea ASA................................................  11,808    140,273
   *Austevoll Seafood ASA...................................  19,409    110,408
   *Bonheur ASA.............................................   2,286     60,070
    BW Offshore, Ltd........................................  80,495     82,992
   *BWG Homes ASA...........................................  13,773     31,795
   *Cermaq ASA..............................................  11,307    194,412
   *Copeinca ASA............................................   2,792     22,064
   *Deep Sea Supply P.L.C...................................  23,563     45,589
   *Det Norske Oljeselskap ASA..............................   4,455     69,881
   *DNB ASA.................................................  63,681    892,068
  #*DNO International ASA................................... 107,000    182,585
   *Dockwise, Ltd...........................................   2,027     51,102
   *DOF ASA.................................................  10,562     49,941
   *Ekornes ASA.............................................   2,800     49,012
   *Electromagnetic GeoServices ASA.........................  12,748     26,067
   *Eltek ASA...............................................  90,615     62,209
    EVRY ASA................................................   1,921      2,911
    Farstad Shipping ASA....................................   1,232     31,184
   *Fred Olsen Energy ASA...................................   2,982    142,404
  #*Frontline, Ltd..........................................   5,865     20,521
    Ganger Rolf ASA.........................................   2,992     73,517
   *Gjensidige Forsikring ASA...............................  16,151    253,866
    Golar LNG, Ltd..........................................   3,007    123,437
   *Golden Ocean Group, Ltd.................................  57,922     58,198
   *Hurtigruten ASA.........................................  45,655     25,783
  #*Kongsberg Automotive Holding ASA........................ 118,714     33,594
    Kongsberg Gruppen ASA...................................   2,160     52,082
   *Kvaerner ASA............................................  42,055    121,572
   *Leroey Seafood Group ASA................................   3,689    106,608
   *Marine Harvest ASA...................................... 514,096    514,555
  #*Nordic Semiconductor ASA................................  18,887     52,284
   *Norsk Hydro ASA......................................... 115,522    554,592
    Norsk Hydro ASA Sponsored ADR...........................     800      3,840
  #*Norske Skogindustrier ASA Series A......................  49,653     35,778

                                     1202

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
    Northern Offshore, Ltd...............................    17,133 $    30,997
   *Norwegian Air Shuttle ASA............................     5,579     170,310
   *Norwegian Energy Co. ASA.............................    35,128      31,177
   *Odfjell ASA Series A.................................     2,716      13,397
   *Opera Software ASA...................................     7,998      50,158
   *Orkla ASA............................................   103,271     910,905
   *Petroleum Geo-Services ASA...........................    33,287     590,528
   *Photocure ASA........................................     1,301       9,008
   *Pronova BioPharma ASA................................    32,363      79,635
    Prosafe ASA..........................................     7,400      70,425
   *Q-Free ASA...........................................     7,768      23,343
  #*Renewable Energy Corp. ASA...........................    95,126      18,465
   *Salmar ASA...........................................       302       2,863
   *Schibsted ASA........................................     3,700     148,969
    Seadrill, Ltd........................................    11,860     468,845
   *Sevan Marine ASA.....................................     2,811      10,883
   *Siem Offshore, Inc. ASA..............................    52,788      79,499
    Solstad Offshore ASA.................................       465       8,916
   *Songa Offshore SE....................................    32,356      32,778
    SpareBank 1 SMN......................................    21,435     162,858
    Statoil ASA..........................................     3,700      98,577
   *Statoil ASA Sponsored ADR............................    50,912   1,350,695
    Stolt-Nielsen, Ltd...................................     3,159      67,409
   *Storebrand ASA.......................................    84,455     432,352
   *Subsea 7 SA..........................................    35,645     861,065
   *Telenor ASA..........................................    17,451     384,454
   *TGS Nopec Geophysical Co. ASA........................     4,512     168,268
   *Tomra Systems ASA....................................    16,200     137,853
    TTS Marine ASA.......................................     1,076       1,863
   *Veidekke ASA.........................................     6,564      55,405
   *Veripos, Inc.........................................     3,564      13,113
    Wilh Wilhelmsen ASA..................................     7,785      74,115
    Wilh Wilhelmsen Holding ASA..........................     3,396     108,995
   *Yara International ASA...............................    15,217     811,497
                                                                    -----------
TOTAL NORWAY.............................................            12,408,861
                                                                    -----------
PERU -- (0.0%)
    Cia de Minas Buenaventura S.A. ADR...................     1,800      53,262
    Credicorp, Ltd.......................................     3,175     497,618
                                                                    -----------
TOTAL PERU...............................................               550,880
                                                                    -----------
PHILIPPINES -- (0.5%)
    Aboitiz Equity Ventures, Inc.........................    96,000     131,200
    Aboitiz Power Corp...................................   248,200     232,549
    Alliance Global Group, Inc...........................   954,600     443,832
   *Atlas Consolidated Mining & Development..............    82,100      44,407
    Ayala Corp. Series A.................................    36,220     506,385
    Ayala Land, Inc......................................   354,100     252,410
    Bank of the Philippine Islands.......................   188,703     464,574
   *BDO Unibank, Inc.....................................   208,944     395,076
   *Belle Corp...........................................   565,000      70,380
   *Cebu Air, Inc........................................    39,000      59,404
    China Banking Corp...................................    68,070      94,508
    DMCI Holdings, Inc...................................    78,770     106,476
   *Empire East Land Holdings, Inc.......................   211,000       5,336
    Energy Development Corp..............................   404,000      71,067
    Filinvest Land, Inc.................................. 2,923,000     124,917
   *First Gen Corp.......................................   170,000     110,508
    First Philippines Holdings Corp......................    75,400     190,363
   *Global Estate Resorts, Inc...........................    29,000       1,527
    Globe Telecom, Inc...................................     4,120     108,940

                                     1203

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
PHILIPPINES -- (Continued)
    International Container Terminal Services, Inc........    91,130 $  170,464
    JG Summit Holdings, Inc...............................    12,100     11,881
    Jollibee Foods Corp...................................    30,800     83,086
   *Lafarge Republic, Inc.................................   270,509     76,249
    Lopez Holdings Corp...................................   511,000     91,805
    Manila Electric Co....................................    11,290     80,622
    Manila Water Co., Inc.................................   100,000     88,233
    Megaworld Corp........................................ 2,671,000    221,175
    Metro Bank & Trust Co.................................   185,075    479,612
    Metro Pacific Investments Corp........................ 1,038,000    132,906
   *Pepsi-Cola Products Philippines, Inc..................   129,700     20,379
    Philippine Long Distance Telephone Co. Sponsored ADR..     1,000     68,870
   *Philippine National Bank..............................    48,400    117,921
   *RFM Corp..............................................   113,000     13,398
    Rizal Commercial Banking Corp.........................    71,000    118,797
   *Robinson's Land Corp. Series B........................   315,000    165,857
    San Miguel Corp.......................................    33,800     93,358
    Security Bank Corp....................................    86,520    369,567
   *Semirara Mining Corp..................................    11,880     71,859
    SM Development Corp...................................   385,330     56,950
    SM Investments Corp...................................     8,040    188,017
    SM Prime Holdings, Inc................................   424,250    182,809
    Union Bank of Philippines.............................    42,900    127,185
    Universal Robina Corp.................................   168,610    362,639
    Vista Land & Lifescapes, Inc..........................   458,000     58,328
                                                                     ----------
TOTAL PHILIPPINES.........................................            6,865,826
                                                                     ----------
POLAND -- (0.4%)
    Agora SA..............................................     9,107     26,367
   *AmRest Holdings SE....................................     2,020     57,061
    Asseco Poland SA......................................    17,255    251,146
    Bank Handlowy w Warszawie SA..........................     5,363    166,130
   *Bank Millennium SA....................................    87,752    129,703
    Bank Pekao SA.........................................     1,980     97,387
   *Bank Zackodni WBK SA..................................       265     21,562
   *Bioton SA.............................................   980,519     22,204
   *Boryszew SA...........................................   214,660     38,843
   *BRE Bank SA...........................................     1,468    153,672
    Budimex SA............................................     1,885     40,858
    CCC SA................................................     1,963     45,627
   *Ciech SA..............................................    10,050     68,279
   *Cyfrowy Polsat SA.....................................     6,007     32,558
   *Echo Investment SA....................................    73,042    126,282
    Emperia Holding SA....................................     2,574     48,795
    Enea SA...............................................    20,750    102,571
    Eurocash SA...........................................    12,021    195,850
   *Farmacol SA...........................................     2,588     31,672
   *Getin Holding SA......................................    67,301     59,206
   *Getin Noble Bank SA...................................   196,982    124,416
    Grupa Kety SA.........................................     1,179     54,556
   *Grupa Lotos SA........................................    18,333    237,476
   *Impexmetal SA.........................................    16,373     19,133
   *ING Bank Slaski SA....................................     3,600    103,086
    Inter Cars SA.........................................     1,521     46,167
   *Jastrzebska Spolka Weglowa SA.........................     2,783     84,868
   *Kernel Holding SA.....................................     9,886    222,152
    KGHM Polska Miedz SA..................................    10,668    652,789
   *Kopex SA..............................................     7,393     38,301
   *LC Corp. SA...........................................    51,834     21,815
    LPP SA................................................        54     84,672
    Lubelski Wegiel Bogdanka SA...........................     4,305    190,361

                                     1204

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
POLAND -- (Continued)
   *Netia SA..............................................    79,898 $  118,965
    Orbis SA..............................................     4,643     57,251
    Pelion SA.............................................     1,918     24,057
    PGE SA................................................    53,374    294,367
   *Polimex-Mostostal SA..................................   147,517     26,640
   *Polski Koncern Naftowy Orlen SA.......................    46,100    729,834
   *Polskie Gornictwo Naftowe I Gazownictwo SA............    73,242    130,392
    Powszechna Kasa Oszczednosci Bank Polski SA...........     9,285    103,806
    Powszechny Zaklad Ubezpieczen SA......................       934    123,102
   *Raciborska Fabryka Kotlow SA..........................     2,291      6,606
   *Rovese SA.............................................    22,410     10,369
   *Rovese SA Issue 12 Shares.............................    44,820     20,299
   *Sygnity SA............................................     4,962     27,110
    Synthos SA............................................   105,358    178,821
    Tauron Polska Energia SA..............................    57,260     87,544
    Telekomunikacja Polska SA.............................    26,123    101,435
    TVN SA................................................     5,494     17,253
    Zaklady Azotowe Pulawy SA.............................     1,298     53,801
                                                                     ----------
TOTAL POLAND..............................................            5,707,217
                                                                     ----------
PORTUGAL -- (0.3%)
   *Altri SGPS SA.........................................    25,236     63,213
   *Banco BPI SA..........................................    86,060    148,191
   *Banco Comercial Portugues SA.......................... 2,469,157    332,514
   *Banco Espirito Santo SA...............................   380,391    539,476
   *BANIF - Banco Internacional do Funchal SA.............    16,816      2,900
    Cimpor Cimentos de Portugal SA........................    35,498    163,822
   *EDP Renovaveis SA.....................................    46,785    266,966
   *Energias de Portugal SA...............................    69,026    222,263
   *Galp Energia SGPS SA..................................    17,799    288,916
    Jeronimo Martins SGPS SA..............................    14,138    300,765
    Mota-Engil SGPS SA....................................    17,204     50,547
   *Portucel SA...........................................    45,738    176,840
   *Portugal Telecom SA...................................   129,611    756,656
    REN - Redes Energeticas Nacionais SGPS SA.............    24,717     77,637
   *Sociedade de Investimento e Gestao SGPS SA............    14,845    143,104
   *Sonae Industria SGPS SA...............................    24,422     20,133
   *Sonae SGPS SA.........................................   204,541    202,561
   *Sonaecom SGPS SA......................................    28,627     57,146
   *Teixeira Duarte SA....................................    10,538      7,420
   *Zon Multimedia Servicos de Telecomunicacoes
     e Multimedia SGPS SA.................................    21,828     93,395
                                                                     ----------
TOTAL PORTUGAL............................................            3,914,465
                                                                     ----------
RUSSIA -- (0.5%)
  #*Alliance Oil Co., Ltd. SDR............................    10,368     90,760
   *Etalon Group, Ltd. GDR................................     5,893     28,936
    Eurasia Drilling Co., Ltd. GDR........................     2,133     80,833
    Federal Hydrogenerating Co. ADR.......................   199,636    487,971
    Gazprom OAO Sponsored ADR.............................   353,575  3,329,968
   *Globaltrans Investment P.L.C. Sponsored GDR...........     3,982     61,548
   *IG Seismic Services P.L.C. GDR........................       411      7,813
   *Integra Group Holdings GDR............................    20,403     10,181
    Lukoil OAO Sponsored ADR..............................    20,327  1,370,639
    Magnitogorsk Iron & Steel Works Sponsored GDR.........    23,119    104,594
    Mail.ru Group, Ltd. GDR...............................     1,778     59,269
    Mechel Sponsored ADR..................................    32,520    219,510
    MMC Norilsk Nickel JSC ADR............................     6,501    129,508
    Novolipetsk Steel OJSC GDR............................     3,822     81,160
   *PIK Group GDR.........................................    13,885     30,086
    Polymetal International P.L.C.........................     4,300     72,941
    Rosneft OAO GDR.......................................    22,100    194,013

                                     1205

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
RUSSIA -- (Continued)
   *Rostelecom OJSC Sponsored ADR...........................     345 $    8,349
   *Sberbank of Russia Sponsored ADR........................  14,737    217,421
    Severstal OAO GDR.......................................  16,400    204,568
    Tatneft OAO Sponsored ADR...............................  15,782    726,913
    TMK OAO GDR.............................................   5,886     89,619
    Uralkali OJSC GDR.......................................   4,506    171,454
    VimpelCom, Ltd. Sponsored ADR...........................   8,972    107,754
    VTB Bank OJSC GDR.......................................  30,644    111,859
   *X5 Retail Group NV GDR..................................   4,415     75,023
                                                                     ----------
TOTAL RUSSIA................................................          8,072,690
                                                                     ----------
SINGAPORE -- (1.2%)
   *Abterra, Ltd............................................  32,000     18,633
    Amtek Engineering, Ltd..................................  21,000      9,930
    ASL Marine Holdings, Ltd................................  32,200     18,851
    AusGroup, Ltd........................................... 184,000     94,437
   *Banyan Tree Holdings, Ltd...............................  54,000     29,890
    Beng Kuang Marine, Ltd..................................  99,000      9,587
  #*Biosensors International Group, Ltd..................... 206,000    225,519
    Bonvests Holdings, Ltd..................................  22,000     20,722
   *Boustead Singapore, Ltd.................................  50,000     45,644
    Breadtalk Group, Ltd....................................  27,000     16,708
   *Bukit Sembawang Estates, Ltd............................  22,000    120,837
    Bund Center Investment, Ltd............................. 259,000     47,000
   *CapitaLand, Ltd......................................... 274,500    886,617
    CH Offshore, Ltd........................................  60,000     24,712
    China Aviation Oil Singapore Corp., Ltd.................  28,000     24,439
    China Merchants Holdings Pacific, Ltd...................   9,000      6,555
   *Chip Eng Seng Corp., Ltd................................ 158,000     98,121
   *City Developments, Ltd..................................  57,000    538,051
   *ComfortDelGro Corp., Ltd................................ 130,000    202,698
  #*Cosco Corp. Singapore, Ltd.............................. 146,000    112,117
    CSC Holdings, Ltd.......................................  97,000      9,738
   *CSE Global, Ltd.........................................  93,000     65,035
   *CWT, Ltd................................................  40,000     46,403
   *DBS Group Holdings, Ltd................................. 105,282  1,272,459
   *Elec & Eltek International Co., Ltd.....................   4,000      9,000
    Eu Yan Sang International, Ltd..........................   3,000      1,527
   *Ezion Holdings, Ltd..................................... 107,000    156,462
   *Ezra Holdings, Ltd...................................... 185,200    177,903
    F.J. Benjamin Holdings, Ltd.............................  34,000      8,655
   *First Resources, Ltd.................................... 104,000    164,145
    Food Empire Holdings, Ltd...............................  14,000      7,385
   #Fragrance Group, Ltd.................................... 146,000     30,693
    Fraser & Neave, Ltd..................................... 125,000    962,922
  #*Gallant Venture, Ltd.................................... 119,000     28,450
   #Genting Singapore P.L.C................................. 121,000    151,623
    GMG Global, Ltd......................................... 578,000     66,781
    Golden Agri-Resources, Ltd.............................. 909,000    467,082
   *Goodpack, Ltd...........................................  40,000     58,991
    Great Eastern Holdings, Ltd.............................   2,000     27,434
   *GuocoLand, Ltd..........................................  69,666    134,597
    GuocoLeisure, Ltd.......................................  75,000     45,171
    Guthrie GTS, Ltd........................................  82,000     45,384
   *Healthway Medical Corp., Ltd............................ 221,000     16,637
    Hi-P International, Ltd................................. 139,000     78,685
    Ho Bee Investment, Ltd.................................. 102,000    157,449
   *Hong Fok Corp., Ltd..................................... 109,200     53,785
    Hong Leong Asia, Ltd....................................  42,000     57,507
   *Hongkong Land Holdings, Ltd.............................  19,000    148,665
    Hotel Grand Central, Ltd................................  31,677     23,807

                                     1206

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
SINGAPORE -- (Continued)
   *Hotel Properties, Ltd.....................................  48,000 $123,771
    HTL International Holdings, Ltd...........................  66,000   18,111
  #*Hyflux, Ltd............................................... 103,000  111,973
   *Indofood Agri Resources, Ltd.............................. 122,000  128,743
    InnoTek, Ltd..............................................  46,000   13,936
    Jardine Cycle & Carriage, Ltd.............................   3,000  122,653
   *Jaya Holdings, Ltd........................................  54,000   31,023
    K1 Ventures, Ltd..........................................  42,000    5,730
   *Keppel Corp., Ltd.........................................  33,000  306,624
   *Keppel Land, Ltd.......................................... 127,000  436,966
    Keppel Telecommunications & Transportation, Ltd...........  10,000   10,865
   *K-Green Trust, Ltd........................................  40,000   33,756
    Lee Kim Tah Holdings, Ltd.................................  18,000   11,502
   *Lian Beng Group, Ltd...................................... 112,000   38,893
   *LionGold Corp., Ltd.......................................  47,000   40,260
   *Low Keng Huat Singapore, Ltd..............................  33,000   17,986
    M1, Ltd...................................................  31,000   69,630
   *Manhattan Resources, Ltd..................................  32,000   14,966
    Marco Polo Marine, Ltd....................................  72,000   24,709
   *Mewah International, Inc..................................  70,000   29,721
    Midas Holdings, Ltd....................................... 291,000  128,086
    Nam Cheong, Ltd...........................................  52,000   11,150
  #*Neptune Orient Lines, Ltd................................. 223,000  231,659
    *Noble Group, Ltd......................................... 405,000  399,390
    NSL, Ltd..................................................  12,000   14,551
   *Oceanus Group, Ltd........................................ 231,000   10,979
    OKP Holdings, Ltd.........................................  71,000   30,378
   #Olam International, Ltd................................... 362,000  473,404
    Orchard Parade Holdings, Ltd..............................  34,076   60,848
   *OSIM International, Ltd...................................  49,000   71,275
   *Otto Marine, Ltd.......................................... 160,500   12,068
   *Oversea-Chinese Banking Corp., Ltd........................ 116,296  918,739
  #*Overseas Union Enterprise, Ltd............................  85,000  204,849
    Pan Pacific Hotels Group, Ltd.............................  49,000   93,501
    Pan-United Corp., Ltd.....................................  17,000   13,604
    Petra Foods, Ltd..........................................   3,000    9,370
    Popular Holdings, Ltd.....................................  34,000    6,864
    QAF, Ltd..................................................  26,000   17,425
  #*Raffles Education Corp., Ltd.............................. 153,370   44,616
   *Raffles Medical Group, Ltd................................  12,000   29,342
    Rotary Engineering, Ltd...................................  55,000   26,247
   *S I2I, Ltd................................................ 468,000   10,594
    SATS, Ltd.................................................  79,870  196,783
    SBS Transit, Ltd..........................................  11,500   14,026
   *SembCorp Industries, Ltd..................................  65,000  287,908
   *SembCorp Marine, Ltd......................................  16,000   61,138
    SIA Engineering Co., Ltd..................................  10,000   39,994
    Sim Lian Group, Ltd.......................................  25,000   16,476
    Sinarmas Land, Ltd........................................ 259,000   72,722
   *Sing Holdings, Ltd........................................  16,000    5,297
    Singapore Airlines, Ltd...................................  71,000  630,518
   *Singapore Exchange, Ltd...................................  18,000  113,293
    Singapore Land, Ltd.......................................  29,000  175,506
   *Singapore Post, Ltd.......................................  83,000   81,162
    Singapore Press Holdings, Ltd.............................  46,000  152,403
   *Singapore Technologies Engineering, Ltd...................  34,000  107,690
    Singapore Telecommunications, Ltd......................... 209,000  590,686
   *Sinostar PEC Holdings, Ltd................................  23,000    2,156
    SMRT Corp., Ltd...........................................  69,000   90,930
   #Sound Global, Ltd.........................................  64,000   34,127
   *Stamford Land Corp., Ltd.................................. 150,000   71,527

                                     1207

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SINGAPORE -- (Continued)
   *StarHub, Ltd...........................................  22,000 $    69,336
   *STX OSV Holdings, Ltd..................................  96,000      97,742
    Sunningdale Tech, Ltd..................................  65,000       7,362
  #*Sunvic Chemical Holdings, Ltd..........................  69,000      28,428
   *Super Group, Ltd.......................................  83,000     231,339
   #Swiber Holdings, Ltd................................... 141,000      79,212
    Tat Hong Holdings, Ltd.................................  63,000      78,373
  #*Tiger Airways Holdings, Ltd............................  48,000      29,685
   *Transcu Group, Ltd..................................... 108,000       1,223
   *Triyards Holdings, Ltd.................................  18,520      12,332
   *Tuan Sing Holdings, Ltd................................ 134,000      40,080
    UMS Holdings, Ltd......................................  56,000      20,826
   *United Engineers, Ltd..................................  42,000     115,103
   #United Envirotech, Ltd.................................  26,000      13,187
   *United Industrial Corp., Ltd........................... 113,000     254,737
   *United Overseas Bank, Ltd..............................  70,190   1,068,965
   *UOB-Kay Hian Holdings, Ltd.............................  68,000      94,224
    UOL Group, Ltd.........................................  87,000     439,417
    UPP Holdings, Ltd......................................  64,000      18,858
   *Venture Corp., Ltd.....................................  53,000     363,585
    WBL Corp., Ltd.........................................  16,000      57,138
    Wee Hur Holdings, Ltd.................................. 112,500      51,297
    Wheelock Properties, Ltd...............................  40,000      63,651
   *Wilmar International, Ltd.............................. 110,000     339,232
    Wing Tai Holdings, Ltd.................................  66,221     101,811
   *Yeo Hiap Seng, Ltd.....................................   7,068      18,038
   *Yongnam Holdings, Ltd.................................. 333,000      71,361
                                                                    -----------
TOTAL SINGAPORE............................................          17,947,084
                                                                    -----------
SOUTH AFRICA -- (1.7%)
    ABSA Group, Ltd........................................  32,573     623,521
    Acucap Properties, Ltd.................................  12,314      62,898
    Adcock Ingram Holdings, Ltd............................  22,992     150,104
    Adcorp Holdings, Ltd...................................  10,635      37,370
    Advtech, Ltd...........................................  35,787      26,889
    Aeci, Ltd..............................................  24,568     234,851
    Afgri, Ltd............................................. 106,485      61,432
    African Bank Investments, Ltd.......................... 119,032     410,359
    African Oxygen, Ltd....................................  21,153      57,796
    African Rainbow Minerals, Ltd..........................  24,633     554,709
    Allied Electronics Corp., Ltd..........................   8,984      22,963
    Allied Technologies, Ltd...............................   9,221      43,410
    Anglo American Platinum, Ltd...........................   2,888     141,772
    AngloGold Ashanti, Ltd.................................   2,804      78,380
    AngloGold Ashanti, Ltd. Sponsored ADR..................  13,538     379,335
   *ArcelorMittal South Africa, Ltd........................  37,213     145,729
    Aspen Pharmacare Holdings, Ltd.........................  16,002     293,441
    Assore, Ltd............................................   2,714     134,970
    Astral Foods, Ltd......................................   6,105      62,257
    Aveng, Ltd.............................................  73,469     250,708
    AVI, Ltd...............................................  29,073     178,422
    Barloworld, Ltd........................................  48,165     448,794
   *Basil Read Holdings, Ltd...............................  24,073      29,786
    Bidvest Group, Ltd.....................................  20,371     486,665
    Blue Label Telecoms, Ltd...............................  41,700      40,721
    Brait SE...............................................  67,697     241,842
    Business Connexion Group, Ltd..........................  66,747      40,474
    Capitec Bank Holdings, Ltd.............................   8,651     188,416
    Cashbuild, Ltd.........................................   3,287      48,249
    Caxton & CTP Publishers & Printers, Ltd................   3,193       6,157
    Cipla Medpro South Africa, Ltd.........................  86,343      88,024

                                     1208

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
SOUTH AFRICA -- (Continued)
    City Lodge Hotels, Ltd....................................   2,425 $ 29,401
    Clicks Group, Ltd.........................................  22,044  145,744
   *Consolidated Infrastructure Group, Ltd....................     808    1,518
    Coronation Fund Managers, Ltd.............................  19,518   96,180
    DataTec, Ltd..............................................  38,696  201,747
    Discovery Holdings, Ltd...................................  34,939  258,075
    Distell Group, Ltd........................................   1,845   22,855
   *Distribution & Warehousing Network, Ltd...................  53,514   39,356
    DRDGOLD, Ltd..............................................  84,168   68,826
    EOH Holdings, Ltd.........................................  10,094   46,424
    Eqstra Holdings, Ltd......................................  14,728   10,800
   *Evraz Highveld Steel & Vanadium, Ltd......................   4,215    6,584
    Exxaro Resources, Ltd.....................................  11,753  230,559
    Famous Brands, Ltd........................................   2,617   22,818
    FirstRand, Ltd............................................ 162,126  584,530
    Foschini Group, Ltd. (The)................................  24,805  321,848
    Gold Fields, Ltd..........................................   4,836   56,391
    Gold Fields, Ltd. Sponsored ADR...........................  82,209  955,269
    Grindrod, Ltd.............................................  95,751  176,957
    Group Five, Ltd...........................................  29,546  103,306
    Growthpoint Properties, Ltd............................... 106,596  299,821
    Harmony Gold Mining Co., Ltd..............................   5,445   35,089
   #Harmony Gold Mining Co., Ltd. Sponsored ADR...............  70,283  454,028
    Hudaco Industries, Ltd....................................   7,514   97,283
   *Hulamin, Ltd..............................................   9,590    4,186
    Iliad Africa, Ltd.........................................   2,000    1,197
    Illovo Sugar, Ltd.........................................  47,779  160,309
    Impala Platinum Holdings, Ltd.............................  52,981  960,911
    Imperial Holdings, Ltd....................................  30,302  652,899
    Investec, Ltd.............................................  33,743  244,218
    JD Group, Ltd.............................................  32,550  146,378
    JSE, Ltd..................................................  17,413  134,076
    Kumba Iron Ore, Ltd.......................................     296   19,933
    Lewis Group, Ltd..........................................  19,010  141,653
    Liberty Holdings, Ltd.....................................  24,845  318,415
    Life Healthcare Group Holdings, Ltd.......................  35,165  123,438
    Massmart Holdings, Ltd....................................   2,482   50,422
    Mediclinic International, Ltd.............................  50,950  323,956
   *Merafe Resources, Ltd..................................... 389,559   36,973
    Metair Investments, Ltd...................................  25,311   97,749
    MMI Holdings, Ltd......................................... 212,571  548,896
    Mondi, Ltd................................................  24,210  285,072
    Mpact, Ltd................................................  26,884   59,450
    Mr. Price Group, Ltd......................................  16,446  227,010
    MTN Group, Ltd............................................  37,598  735,075
   *Murray & Roberts Holdings, Ltd............................  79,762  224,646
   *Mvelaserve, Ltd...........................................  26,315   22,143
    Nampak, Ltd............................................... 124,408  439,842
    Naspers, Ltd. Series N....................................   9,419  605,810
    Nedbank Group, Ltd........................................  27,403  581,437
    Network Healthcare Holdings, Ltd..........................  82,943  182,140
    Northam Platinum, Ltd.....................................  42,816  175,527
    Omnia Holdings, Ltd.......................................  10,664  172,101
    Palabora Mining Co., Ltd..................................   4,054   46,597
    Peregrine Holdings, Ltd...................................  23,080   29,414
    Pick'n Pay Stores, Ltd....................................  14,103   71,798
    Pinnacle Technology Holdings, Ltd.........................  21,793   47,366
    Pioneer Foods, Ltd........................................  14,277  104,143
    PPC, Ltd..................................................  38,190  138,526
    PSG Group, Ltd............................................  34,260  233,533
    Rainbow Chicken, Ltd......................................  20,814   38,207

                                     1209

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH AFRICA -- (Continued)
    Raubex Group, Ltd......................................  27,230 $    55,950
    Resilient Property Income Fund, Ltd....................  24,027     135,779
    Reunert, Ltd...........................................  23,260     194,069
   *Royal Bafokeng Platinum, Ltd...........................   3,603      23,541
    Sanlam, Ltd............................................ 189,772     963,977
   *Santam, Ltd............................................   4,312      90,069
   *Sappi, Ltd.............................................  66,086     231,959
   *Sappi, Ltd. Sponsored ADR..............................  35,009     119,381
    Sasol, Ltd. Sponsored ADR..............................  26,807   1,158,867
   *Sentula Mining, Ltd....................................  48,196       9,245
    Shoprite Holdings, Ltd.................................   9,883     167,838
    Spar Group, Ltd. (The).................................  13,033     171,293
    Standard Bank Group, Ltd...............................  77,266     994,731
    Stefanutti Stocks Holdings, Ltd........................  21,041      24,020
    Steinhoff International Holdings, Ltd.................. 169,114     513,211
    Sun International, Ltd.................................   4,923      56,354
   *Super Group, Ltd.......................................  59,142     118,313
   *Telkom SA SOC, Ltd.....................................  35,335      65,048
   *Telkom SA SOC, Ltd. Sponsored ADR......................   1,800      13,194
    Tiger Brands, Ltd......................................   5,747     189,038
   *Times Media Group, Ltd.................................     254         394
    Tongaat Hulett, Ltd....................................  18,596     290,420
    Trencor, Ltd...........................................  20,397     158,533
    Truworths International, Ltd...........................  13,658     152,724
    Tsogo Sun Holdings, Ltd................................  43,296     118,781
    Village Main Reef, Ltd.................................   6,447         911
    Vodacom Group, Ltd.....................................   6,820      93,060
    Wilson Bayly Holme-Ovcon, Ltd..........................  10,307     179,182
    Woolworths Holdings, Ltd...............................  37,736     260,343
                                                                    -----------
TOTAL SOUTH AFRICA.........................................          24,771,524
                                                                    -----------
SOUTH KOREA -- (3.8%)
   *3S Korea Co., Ltd......................................   3,180      23,261
   *Aekyung Petrochemical Co., Ltd.........................     652      30,628
   *Agabang&Company........................................   8,724      68,184
   *Ahnlab, Inc............................................     492      23,875
   *AK Holdings, Inc.......................................   1,160      23,115
   *Amorepacific Corp......................................     132     132,702
   *Amorepacific Group.....................................     426     161,154
   *Asia Cement Co., Ltd...................................     360      21,415
   *Asiana Airlines, Inc...................................  22,240     123,197
   *AtlasBX Co., Ltd.......................................   2,108      57,004
   *Binggrae Co., Ltd......................................   1,160     129,940
   *BS Financial Group, Inc................................  35,490     469,202
   *Bu Kwang Pharmaceutical Co., Ltd.......................   3,671      47,191
   *Capro Corp.............................................   5,800      58,383
   *Celltrion Pharm, Inc...................................     944      14,261
   *Chabio & Diostech Co., Ltd.............................   3,843      34,242
    Cheil Industrial, Inc..................................   7,166     574,463
   *Cheil Worldwide, Inc...................................   9,650     198,594
   *Chin Hung International, Inc...........................  35,570      22,266
   *China Ocean Resources Co., Ltd.........................   7,850      19,464
   *Chong Kun Dang Pharmaceutical Corp.....................   3,530     137,598
   *CJ CGV Co., Ltd........................................   1,710      57,788
   *CJ Cheiljedang Corp....................................   1,293     440,521
   *CJ Corp................................................   2,983     341,784
   *CJ E&M Corp............................................   1,352      42,354
   *CJ Korea Express Co., Ltd..............................   1,607     177,114
   *Cosmochemical Co., Ltd.................................   3,760      26,627
   *Coway Co., Ltd.........................................   2,960     128,438
   *Crown Confectionery Co., Ltd...........................      44       9,175

                                     1210

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SOUTH KOREA -- (Continued)
   *Dae Han Flour Mills Co., Ltd.............................    349 $   42,810
   *Dae Won Kang Up Co., Ltd.................................  9,910     73,469
   *Daechang Co., Ltd........................................ 10,260     13,197
   *Daeduck Electronics Co., Ltd............................. 11,360    102,869
   *Daeduck GDS Co., Ltd.....................................  4,570     72,406
   *Dae-II Corp..............................................  7,510     28,824
   *Daelim Industrial Co., Ltd...............................  6,172    525,176
   *Daesang Corp.............................................  4,120    104,534
   *Daesang Holdings Co., Ltd................................  1,170      7,668
   *Daewoo Engineering & Construction Co., Ltd............... 22,020    183,077
   *Daewoo International Corp................................  3,736    127,641
    Daewoo Securities Co., Ltd............................... 34,822    382,114
   *Daewoo Shipbuilding & Marine Engineering Co., Ltd........ 16,370    448,180
   *Daewoong Pharmaceutical Co., Ltd.........................    603     27,183
    Daishin Securities Co., Ltd..............................  8,650     84,993
   *Daou Technology, Inc..................................... 12,540    193,082
   *Daum Communications Corp.................................    723     67,800
   *DGB Financial Group, Inc................................. 27,940    374,464
   *Digitech Systems Co., Ltd................................  4,897     40,210
   *Dong-A Pharmaceutical Co., Ltd...........................  1,457    157,908
   *Dongbu Corp..............................................  1,240      4,950
   *Dongbu HiTek Co., Ltd....................................  5,940     35,732
    Dongbu Insurance Co., Ltd................................  7,270    311,916
    Dongbu Securities Co., Ltd...............................  7,220     25,656
   *Dongbu Steel Co., Ltd....................................  4,740     16,191
   *Dongjin Semichem Co., Ltd................................  2,909     13,223
  #*Dongkuk Steel Mill Co., Ltd..............................  9,210    110,395
   *Dongwha Pharm Co., Ltd...................................  2,640     14,618
   *Dongwon F&B Co., Ltd.....................................    458     34,813
   *Dongwon Industries Co., Ltd..............................    550    152,553
    Dongyang Mechatronics Corp...............................  7,950     80,342
    Doosan Corp..............................................  2,164    255,352
   *Doosan Engine Co., Ltd...................................  5,570     41,404
   *Doosan Engineering & Construction Co., Ltd...............  7,860     24,207
   *Doosan Heavy Industries & Construction Co., Ltd.......... 10,104    432,122
   *Doosan Infracore Co., Ltd................................  7,840    115,989
    DRB Holding Co., Ltd.....................................  3,990     22,478
    DRB Industrial Co., Ltd..................................  3,481     24,172
   *DuzonBizon Co., Ltd......................................  4,560     47,578
   *E1 Corp..................................................    357     21,732
   *EG Corp..................................................  1,007     35,431
    E-Mart Co., Ltd..........................................  3,033    673,655
   *Eugene Investment & Securities Co., Ltd..................  6,878     16,325
   *Fila Korea, Ltd..........................................  1,477     85,463
   *Fursys, Inc..............................................  2,447     59,047
   *Global & Yuasa Battery Co., Ltd..........................  2,050     83,163
   *Grand Korea Leisure Co., Ltd.............................  1,770     49,972
   *Green Cross Corp.........................................    857    110,625
   *Green Cross Holdings Corp................................  4,000     51,992
   *GS Engineering & Construction Corp.......................  8,576    438,609
   *GS Global Corp...........................................  2,780     26,676
   *GS Holdings Corp......................................... 10,414    679,248
    Gwangju Shinsegae Co., Ltd...............................     95     21,925
   *Halla Climate Control Corp...............................  4,010     89,914
   *Halla Engineering & Construction Corp....................  3,187     23,946
   *Han Kuk Carbon Co., Ltd..................................  9,360     64,044
    Hana Financial Group, Inc................................ 28,820  1,031,989
   *Handsome Co., Ltd........................................  3,640     84,720
   *Hanil Cement Co., Ltd....................................    775     35,136
   *Hanil E-Wha Co., Ltd.....................................  4,890     37,366
   *Hanjin Heavy Industries & Construction Co., Ltd..........  4,989     44,914

                                     1211

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SOUTH KOREA -- (Continued)
   *Hanjin Heavy Industries & Construction Holdings Co.,
     Ltd....................................................  1,540 $    8,790
   *Hanjin Shipping Co., Ltd................................ 16,881    181,426
   *Hanjin Shipping Holdings Co., Ltd.......................  1,551      8,062
   *Hanjin Transportation Co., Ltd..........................  1,530     30,212
   *Hankook Tire Co., Ltd................................... 11,436    470,316
   *Hankook Tire Worldwide Co., Ltd.........................  2,614     40,583
   *Hanmi Pharm Co., Ltd....................................  1,241    157,246
   *Hanmi Science Co., Ltd..................................  1,910     13,416
   *Hansol Chemical Co., Ltd................................  1,170     24,080
   *Hansol CSN Co., Ltd..................................... 15,480     48,800
   *Hansol Paper Co., Ltd................................... 13,790    130,457
   *Hansol Technics Co., Ltd................................  5,924     80,827
   *Hanwha Chemical Corp.................................... 21,230    375,482
   *Hanwha Corp.............................................  8,650    265,558
   *Hanwha General Insurance Co., Ltd.......................  4,460     24,571
    Hanwha Investment & Securities Co., Ltd................. 14,239     54,642
    Hanwha Life Insurance Co., Ltd.......................... 31,047    211,417
   *Hanwha Timeworld Co., Ltd...............................    700     15,265
    Hanyang Securities Co., Ltd.............................  1,630      9,773
   *Hite Jinro Co., Ltd.....................................  5,572    163,670
    HMC Investment Securities Co., Ltd......................  3,246     39,952
    Hotel Shilla Co., Ltd...................................  5,490    231,359
   *Huchems Fine Chemical Corp..............................  2,620     61,362
   *Husteel Co., Ltd........................................  2,170     47,834
   *Hwashin Co., Ltd........................................  2,050     20,331
   *Hy-Lok Corp.............................................    760     14,134
   *Hyosung Corp............................................  4,480    262,579
   *Hyundai BNG Steel Co., Ltd..............................  2,150     19,690
   *Hyundai Corp............................................  3,840     84,132
   *Hyundai Department Store Co., Ltd.......................  2,678    397,520
   *Hyundai Development Co.................................. 12,167    260,883
   *Hyundai Elevator Co., Ltd...............................  1,200    108,327
   *Hyundai Engineering & Construction Co., Ltd.............  3,548    223,512
   *Hyundai Glovis Co., Ltd.................................    440     81,955
   *Hyundai Greenfood Co., Ltd.............................. 11,600    175,202
   *Hyundai Heavy Industries Co., Ltd.......................  1,845    364,304
   *Hyundai Home Shopping Network Corp......................    625     79,195
   *Hyundai Hysco Co., Ltd..................................  4,930    170,632
    Hyundai Marine & Fire Insurance Co., Ltd................ 10,440    321,145
   *Hyundai Merchant Marine Co., Ltd........................  5,397    101,355
   *Hyundai Mobis Co., Ltd..................................  2,838    743,214
    Hyundai Motor Co., Ltd..................................  6,415  1,208,018
    Hyundai Securities Co., Ltd............................. 26,060    212,252
   *Hyundai Steel Co........................................  6,010    457,749
   *ICD Co., Ltd............................................  4,643     48,662
   *IL Yang Pharmaceutical Co., Ltd.........................  2,042     54,035
   *Iljin Display Co., Ltd..................................  1,940     33,611
   *Iljin Electric Co., Ltd.................................  5,010     19,047
   *Ilshin Spinning Co., Ltd................................    271     20,216
   *Industrial Bank of Korea, Ltd........................... 35,640    402,700
   *Interflex Co., Ltd......................................  1,357     48,189
   *Interpark Corp.......................................... 13,064     83,425
   *ISU Chemical Co., Ltd...................................  3,690     63,729
   *IsuPetasys Co., Ltd..................................... 14,830     60,275
   *Jahwa Electronics Co., Ltd..............................  2,450     38,946
   *Jeil Pharmaceutical Co..................................  1,820     22,896
    Jeonbuk Bank, Ltd....................................... 12,118     51,686
   *JW Pharmaceutical Corp..................................  2,940     36,712
   *Kangwon Land, Inc.......................................  8,480    243,262
   *KB Financial Group, Inc. ADR............................ 23,822    841,393
   *KC Tech Co., Ltd........................................  4,453     15,869

                                     1212

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SOUTH KOREA -- (Continued)
    KCC Corp................................................    860 $  229,794
   *KEPCO Engineering & Construction Co., Inc...............  1,061     78,074
   *KEPCO Plant Service & Engineering Co., Ltd..............  1,610     81,005
   *KH Vatec Co., Ltd.......................................  3,928     53,594
    Kia Motors Corp......................................... 10,988    521,921
   *KISCO Corp..............................................    222      5,504
    Kishin Corp.............................................  5,120     30,991
   *KISWIRE, Ltd............................................  2,160     57,230
    Kiwoom Securities Co., Ltd..............................  1,524     85,266
   *Kolon Corp..............................................    691     11,109
   *Kolon Global Corp.......................................  5,710     21,538
   *Kolon Industries, Inc...................................  3,274    185,298
   *Korea Circuit Co., Ltd..................................  2,590     46,385
   *Korea Electric Power Corp. Sponsored ADR................  7,600    114,076
    Korea Electric Terminal Co., Ltd........................  1,750     44,596
   *Korea Exchange Bank..................................... 61,404    427,403
   *Korea Gas Corp..........................................  3,277    200,717
   *Korea Investment Holdings Co., Ltd......................  8,820    342,586
   *Korea Petrochemical Industrial Co., Ltd.................    322     15,796
   *Korea Reinsurance Co., Ltd.............................. 19,431    204,137
   *Korea Zinc Co., Ltd.....................................    844    297,599
   *Korean Air Co., Ltd.....................................  5,532    230,981
   *Kortek Corp.............................................  1,982     21,135
   *KT Corp. Sponsored ADR..................................  5,400     91,476
   *KT Skylife Co., Ltd.....................................  1,610     47,590
    KT&G Corp............................................... 10,257    715,241
   *KTB Investment & Securities Co., Ltd.................... 12,690     31,333
   *Kukdo Chemical Co., Ltd.................................    740     27,606
   *Kumho Industrial Co., Ltd...............................    962      3,539
   *Kumho Petro chemical Co., Ltd...........................    931    101,838
   *Kumho Tire Co., Inc.....................................  7,723     79,103
   *Kwang Dong Pharmaceutical Co., Ltd...................... 15,340     98,349
    Kyobo Securities Co., Ltd...............................  5,430     24,926
   *Kyungdong City Gas Co., Ltd.............................    105      7,106
   *Kyungdong Pharm Co., Ltd................................    158      1,814
   *LB Semicon, Inc.........................................  4,067     11,664
    LG Chemical, Ltd........................................    757    211,813
   *LG Corp................................................. 10,961    645,717
  #*LG Display Co., Ltd. ADR................................ 83,785  1,119,368
    LG Electronics, Inc..................................... 13,366    884,985
   *LG Fashion Corp.........................................  4,880    127,273
    LG Hausys, Ltd..........................................  1,425     97,247
    LG Household & Healthcare Co., Ltd......................    408    227,322
   *LG Innotek Co., Ltd.....................................  1,801    126,475
    LG International Corp...................................  6,220    256,989
   *LG Life Sciences, Ltd...................................  1,620     87,496
   *LG Uplus Corp........................................... 41,370    309,305
    LIG Insurance Co., Ltd..................................  9,470    221,966
   *Lock & Lock Co., Ltd....................................  3,170     78,657
   *Lotte Chemical Corp.....................................    766    177,753
   *Lotte Chilsung Beverage Co., Ltd........................    133    177,407
   *Lotte Confectionary Co., Ltd............................    151    238,920
   *Lotte Himart Co., Ltd...................................    639     43,097
   *Lotte Non-Life Insurance Co., Ltd.......................  2,500      8,863
   *Lotte Samkang Co., Ltd..................................     89     55,841
   *Lotte Shopping Co., Ltd.................................  1,336    457,239
   *LS Corp.................................................  3,205    269,321
   *LS Industrial Systems Co., Ltd..........................  1,605     99,368
    Macquarie Korea Infrastructure Fund..................... 37,894    231,412
   *Maeil Dairy Industry Co., Ltd...........................  1,665     52,041
   *Mando Corp..............................................  2,467    274,143

                                     1213

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES  VALUE++
                                                             ------ ----------
SOUTH KOREA -- (Continued)
   *Medipost Co., Ltd.......................................    460 $   34,771
   *MegaStudy Co., Ltd......................................  1,386     97,522
   *Meritz Finance Group, Inc...............................  3,387     13,961
    Meritz Fire Marine Insurance Co., Ltd...................  7,692     93,892
    Meritz Securities Co., Ltd.............................. 69,570     85,318
    Mirae Asset Securities Co., Ltd.........................  5,456    189,205
   *MNTech Co., Ltd.........................................  5,018     54,859
   *Moorim P&P Co., Ltd.....................................  2,250      7,201
   *Motonic Corp............................................  2,210     22,947
    Namhae Chemical Corp....................................  6,730     46,530
   *NCsoft Corp.............................................    850    107,706
   *Neo Holdings Co., Ltd...................................  2,164         --
   *Neowiz Games Corp.......................................  1,361     25,348
   *Nexen Corp..............................................    310     22,185
    Nexen Tire Corp.........................................  5,140     59,699
    NH Investment & Securities Co., Ltd.....................  9,052     42,632
   *NHN Corp................................................    973    215,186
   *NICE Holdings Co., Ltd..................................     43      2,617
   *NICE Information Service Co., Ltd.......................     65        316
   *NK Co., Ltd.............................................  1,680      4,406
   *Nong Shim Holdings Co., Ltd.............................    792     47,034
    NongShim Co., Ltd.......................................    643    164,610
  #*OCI Co., Ltd............................................  2,327    357,992
   *OCI Materials Co., Ltd..................................  1,887     62,488
   *Orion Corp..............................................    374    349,578
   *Osstem Implant Co., Ltd.................................  3,554    112,602
   *Ottogi Corp.............................................    244     53,238
   *Partron Co, Ltd.........................................  2,528     49,115
   *Poongsan Corp...........................................  3,720     98,584
   *Poongsan Holdings Corp..................................    690     15,116
    POSCO ADR............................................... 17,070  1,390,522
   *Pusan City Gas Co., Ltd.................................    930     18,192
   *Pyeong Hwa Automotive Co., Ltd..........................  3,427     46,602
   *RNL BIO Co., Ltd........................................ 11,210     28,292
   *S&T Dynamics Co., Ltd...................................  3,180     34,423
   *S&T Motiv Co., Ltd......................................  2,830     60,413
    S1 Corp.................................................  1,719    103,102
   *Saeron Automotive Corp..................................  3,700     18,445
   *Sajo Industries Co., Ltd................................    870     43,326
   *Sam Young Electronics Co., Ltd..........................    950      7,355
   *Sam Yung Trading Co., Ltd...............................  3,760     42,832
   *Samchully Co., Ltd......................................    607     64,679
   *SamkwangGlass Co., Ltd..................................    530     33,931
    Samsung C&T Corp........................................ 12,010    699,496
    Samsung Electro-Mechanics Co., Ltd......................  7,133    600,953
    Samsung Electronics Co., Ltd............................  4,072  5,417,527
    Samsung Engineering Co., Ltd............................    662     94,494
    Samsung Fine Chemicals Co., Ltd.........................  3,638    176,072
    Samsung Fire & Marine Insurance, Ltd....................  3,092    625,749
    Samsung Heavy Industries Co., Ltd....................... 21,100    741,419
    Samsung Life Insurance Co., Ltd.........................  2,586    249,385
    Samsung SDI Co., Ltd....................................  6,703    877,248
    Samsung Securities Co., Ltd............................. 10,239    530,203
    Samsung Techwin Co., Ltd................................  3,840    203,139
   *Samyang Foods Co., Ltd..................................    870     20,659
   *Samyang Holdings Corp...................................  1,808    112,532
   *SBS Media Holdings Co., Ltd............................. 17,020     90,639
   *Seah Besteel Corp.......................................  4,160    113,241
   *SeAH Holdings Corp......................................    341     27,203
   *SeAH Steel Corp.........................................    470     39,780
   *Sebang Co., Ltd.........................................  2,650     42,116

                                     1214

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SOUTH KOREA -- (Continued)
   *Sejong Industrial Co., Ltd.............................   1,520 $    15,573
   *Seohee Construction Co., Ltd...........................  59,786      51,225
   *Seowon Co., Ltd........................................  17,130      51,389
   *Sewon Cellontech Co., Ltd..............................   9,690      31,415
   *SG Corp................................................  18,100      23,353
   *Shinhan Financial Group Co., Ltd.......................   6,830     256,608
   *Shinhan Financial Group Co., Ltd. ADR..................  21,150     792,914
   *Shinpoong Pharmaceutical Co., Ltd......................     785       3,609
    Shinsegae Co., Ltd.....................................   1,601     323,483
   *Shinsegae International Co., Ltd.......................      14       1,170
   *Shinsung Solar Energy Co., Ltd.........................   8,513      12,427
   *Silicon Works Co., Ltd.................................     967      17,909
    Silla Co., Ltd.........................................   1,850      37,908
    Simm Tech Co., Ltd.....................................   5,984      44,068
   *SK Broadband Co., Ltd..................................  35,199     158,220
   *SK C&C Co., Ltd........................................     410      38,948
   *SK Chemicals Co., Ltd..................................   2,865     157,410
   *SK Communications Co., Ltd.............................   5,796      39,728
    SK Gas Co., Ltd........................................   1,608     118,270
   *SK Holdings Co., Ltd...................................   5,154     814,522
   *SK Hynix, Inc..........................................  18,450     412,931
   *SK Innovation Co., Ltd.................................   3,478     548,092
   *SK Networks Co., Ltd...................................  25,800     190,695
    SK Securities Co., Ltd.................................  97,610      97,250
    SK Telecom Co., Ltd....................................     191      29,371
    SK Telecom Co., Ltd. ADR...............................   6,000     101,700
   *SKC Co., Ltd...........................................   3,450     110,579
   *SL Corp................................................   5,700      65,451
    S-Oil Corp.............................................   1,188     106,868
   *Songwon Industrial Co., Ltd............................   2,850      27,747
   *Ssangyong Cement Industrial Co., Ltd...................   4,260      26,917
  #*STX Corp...............................................   8,910      65,875
   *STX Engine Co., Ltd....................................   4,720      34,698
  #*STX Offshore & Shipbuilding Co., Ltd...................  10,280      65,829
   *STX Pan Ocean Co., Ltd.................................  29,059     151,511
   *Suheung Capsule Co., Ltd...............................     930      18,534
   *Sung Jin Geotec Co., Ltd...............................   2,900      26,642
   *TaeKwang Industrial Co., Ltd...........................      85      75,564
   *Taewoong Co., Ltd......................................   3,281      58,170
   *Taeyoung Engineering & Construction Co., Ltd...........  14,580      74,363
   *Taihan Electric Wire Co., Ltd..........................  20,377      75,401
   *Tera Resource Co., Ltd.................................  67,126      76,874
   *Tongyang Life Insurance................................   9,040      98,368
   *Uju Electronics Co., Ltd...............................     629      14,380
   *Unid Co., Ltd..........................................   1,490      50,578
   *Woongjin Chemical Co., Inc............................. 104,600      94,048
   *Woongjin Energy Co., Ltd...............................  11,640      26,607
   *Woongjin Thinkbig Co., Ltd.............................   2,400      17,296
   *Wooree ETI Co., Ltd....................................   9,835      46,795
   *Woori Finance Holdings Co., Ltd........................  36,260     426,334
   *Woori Finance Holdings Co., Ltd. ADR...................   1,200      42,444
   *Woori Financial Co., Ltd...............................   1,623      26,173
   *Woori Investment & Securities Co., Ltd.................  30,977     351,274
   *Y G-1 Co., Ltd.........................................   4,426      47,181
   *Youlchon Chemical Co., Ltd.............................   1,990      15,148
   *Young Poong Corp.......................................     198     176,610
   *Youngone Corp..........................................   8,136     283,245
   *Youngone Holdings Co., Ltd.............................   2,034     125,509
   *Yuhan Corp.............................................   1,428     240,602
                                                                    -----------
TOTAL SOUTH KOREA..........................................          55,799,778
                                                                    -----------

                                     1215

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SPAIN -- (1.7%)
    Abengoa SA..............................................   5,851 $   17,622
   *Abengoa SA Series B.....................................  23,404     62,692
    Abertis Infraestructuras SA.............................  21,907    375,077
   *Acciona SA..............................................   5,653    454,803
   *Acerinox SA.............................................  18,950    209,988
   *ACS, Actividades de Construccion y Servicios, SA........   7,739    185,760
    Adveo Group International SA............................     983     14,271
   *Almirall SA.............................................   8,993    111,196
   *Amadeus IT Holding SA...................................   9,188    230,240
    Antena 3 de Television SA...............................   7,602     44,788
   *Banco Bilbao Vizcaya Argentaria SA...................... 200,018  1,988,523
   *Banco Bilbao Vizcaya Argentaria SA Sponsored ADR........ 154,917  1,530,580
   *Banco de Sabadell SA.................................... 572,076  1,534,839
   *Banco Espanol de Credito SA.............................  17,202     88,501
  #*Banco Popular Espanol SA................................ 955,188    863,782
   *Banco Santander SA...................................... 444,394  3,719,808
   *Banco Santander SA Issue 13 Shares......................  10,838     90,929
    Banco Santander SA Sponsored ADR........................ 165,419  1,353,127
   *Bankinter SA............................................  63,651    346,429
   *Baron de Ley SA.........................................     336     21,955
    Bolsas y Mercados Espanoles SA..........................   8,287    232,132
  #*CaixaBank SA............................................ 104,591    414,028
  #*Caja de Ahorros del Mediterraneo SA.....................   4,397         --
   *Campofrio Food Group SA.................................   6,611     43,104
   *Cementos Portland Valderrivas SA........................   1,311      7,000
   *Cie Automotive SA.......................................   3,451     24,117
   *Codere SA...............................................     996      5,331
   *Construcciones y Auxiliar de Ferrocarriles SA...........     239    119,688
   *Deoleo SA...............................................  66,549     26,743
   *Distribuidora Internacional de Alimentacion SA..........  23,216    171,383
   *Duro Felguera SA........................................  12,115     87,967
   *Ebro Foods SA...........................................  12,200    247,342
   *Elecnor SA..............................................   4,850     62,074
    Enagas SA...............................................  16,519    390,842
   *Ence Energia y Celulosa SA..............................  31,840     95,342
   *Ercros SA...............................................   9,438      6,614
    Faes Farma SA...........................................  17,084     53,143
   *Ferrovial SA............................................  36,757    590,250
    Fluidra SA..............................................   1,871      6,831
   *Fomento de Construcciones y Contratas SA................  13,309    180,167
  #*Gamesa Corp. Tecnologica SA.............................  52,043    123,047
   *Gas Natural SDG SA......................................  33,472    668,676
   *Grifols SA..............................................  11,550    393,139
   *Grifols SA Series B.....................................     578     15,301
   *Grupo Catalana Occidente SA.............................   7,994    172,013
   *Iberdrola SA............................................ 307,466  1,654,431
   *Indra Sistemas SA.......................................  14,475    189,652
   *Industria de Diseno Textil SA...........................   2,944    411,474
   *Jazztel P.L.C...........................................  24,797    170,439
    Mapfre SA...............................................  69,123    212,641
   *Mediaset Espana Comunicacion SA.........................  31,136    234,617
   *Melia Hotels International SA...........................   8,798     71,831
    Miquel y Costas & Miquel SA.............................   1,408     45,024
   *NH Hoteles SA...........................................  23,276     91,501
   *Obrascon Huarte Lain SA.................................   8,818    267,945
    Papeles y Cartones de Europa SA.........................   9,942     34,461
    Pescanova SA............................................   2,499     56,100
   *Promotora de Informaciones SA Series A..................  27,006     10,083
   *Prosegur Cia de Seguridad SA............................   8,760     54,831
   *Realia Business SA......................................  20,311     25,972
   *Red Electrica Corporacion SA............................  10,638    591,990

                                     1216

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------ -----------
SPAIN -- (Continued)
   *Repsol SA............................................... 17,977 $   400,908
    Repsol SA Sponsored ADR................................. 41,596     928,423
  #*Sacyr Vallehermoso SA................................... 47,582     109,321
   *Sociedad Nacional Industrias Aplicaciones Celulosa
     Espanola SA............................................  9,492       8,778
   *Tecnicas Reunidas SA....................................  1,387      70,502
    Telecomunicaciones y Energia SA.........................  8,716      15,277
   *Telefonica SA........................................... 32,531     470,818
   *Telefonica SA Sponsored ADR............................. 43,078     618,600
   *Tubacex SA.............................................. 17,942      61,114
    Tubos Reunidos SA....................................... 18,902      47,904
   *Vidrala SA..............................................  2,769      89,505
    Viscofan SA.............................................  6,063     317,089
   *Vocento SA..............................................  1,129       1,852
   *Vueling Airlines SA.....................................  3,373      35,649
   *Zardoya Otis SA.........................................  6,069      93,030
   *Zeltia SA............................................... 14,916      27,530
                                                                    -----------
TOTAL SPAIN.................................................         24,800,476
                                                                    -----------
SWEDEN -- (2.4%)
   *Aarhuskarlshamn AB......................................  4,405     187,480
   *Acando AB............................................... 11,914      29,556
   *Active Biotech AB.......................................  2,646      20,005
   *AddTech AB Series B.....................................    777      23,617
   *AF AB Series B..........................................  5,629     136,285
   *Alfa Laval AB........................................... 12,025     256,813
   *Assa Abloy AB Series B.................................. 10,729     401,401
   *Atlas Copco AB Series A.................................  5,196     148,020
   *Atlas Copco AB Series B.................................  4,000     102,009
   *Atrium Ljungberg AB Series B............................  1,041      14,604
   *Avanza Bank Holding AB..................................  1,371      33,436
   *Axfood AB...............................................  2,200      91,016
   *Axis Communications AB..................................  3,800      94,193
    B&B Tools AB Series B...................................  4,520      49,454
    BE Group AB.............................................  6,980      21,185
    Beiger Electronics AB...................................    339       3,509
    Beijer Alma AB..........................................  2,354      45,562
   *Betsson AB..............................................  3,151     105,639
    Bilia AB Series A.......................................  3,378      58,317
  #*BillerudKorsnas AB...................................... 29,719     316,443
   *BioGaia AB Series B.....................................  1,910      50,769
   *Bjoern Borg AB..........................................  4,436      27,813
   *Boliden AB.............................................. 59,524   1,100,187
   *Bure Equity AB.......................................... 19,879      73,754
   *Byggmax Group AB........................................  3,996      22,594
   *Castellum AB............................................ 20,370     300,385
   *CDON Group AB...........................................  5,064      28,376
   *Clas Ohlson AB Series B.................................  4,200      62,725
   *Concentric AB........................................... 13,233     118,795
   *Corem Property Group AB Class B.........................  1,440       4,498
   *Dios Fastigheter AB.....................................  1,387       8,060
    Duni AB.................................................  6,289      57,408
   *Electrolux AB Series B.................................. 43,531   1,149,710
   *Elekta AB Series B...................................... 25,980     385,189
   *Enea AB.................................................    846       6,215
  #*Eniro AB................................................ 20,661      47,202
   *Fabege AB............................................... 16,897     184,567
   *Fastighets AB Balder Series B...........................  6,448      43,894
    G & L Beijer AB Series B................................  2,908      52,969
   *Getinge AB Series B..................................... 20,538     633,776
    Gunnebo AB.............................................. 11,036      47,414
   *Hakon Invest AB.........................................  9,006     184,767

                                     1217

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWEDEN -- (Continued)
   *Haldex AB...............................................  12,080 $   72,163
   *Hennes & Mauritz AB Series B............................   8,686    319,604
   *Hexagon AB Series B.....................................  43,051  1,156,194
   *Hexpol AB...............................................   5,500    304,193
   *HIQ International AB....................................  11,814     71,678
   *Hoganas AB Series B.....................................   5,724    236,868
   *Holmen AB Series B......................................  12,219    376,688
    Hufvudstaden AB Series A................................   6,318     81,682
   *Husqvarna AB Series A...................................  20,121    130,132
   *Husqvarna AB Series B...................................  88,274    570,716
   *Industrial & Financial Systems AB Series B..............   3,666     62,410
   *Indutrade AB............................................   2,112     69,152
   *Intrum Justitia AB......................................   8,534    138,094
   *JM AB...................................................  15,733    323,478
   *KappAhl AB..............................................  97,655     72,882
    Klovern AB..............................................   9,524     41,032
    KNOW IT AB..............................................   4,124     32,249
   *Kungsleden AB...........................................  17,739    109,613
    Lagercrantz Group AB Series B...........................   3,024     37,066
   *Lindab International AB.................................  12,057     86,227
   *Loomis AB Series B......................................  13,853    230,241
   *Lundin Petroleum AB.....................................  23,533    604,503
   *Meda AB Series A........................................  53,802    628,471
   *Medivir AB Series B.....................................   4,726     57,250
   *Mekonomen AB............................................   1,532     54,552
   *Micronic Mydata AB......................................  28,090     52,879
   *Millicom International Cellular SA SDR..................   1,369    126,130
   *Modern Times Group AB Series B..........................   5,064    185,304
    NCC AB Series A.........................................   1,248     29,049
   *NCC AB Series B.........................................  16,479    384,178
    Nederman Holding AB.....................................      53      1,180
   *Net Entertainment NE AB Series B........................   1,257     16,770
   *Net Insight AB Series B.................................  22,728      5,900
    New Wave Group AB Series B..............................   9,099     41,788
   *NIBE Industrier AB Series B.............................  13,159    207,113
   *Nobia AB................................................  40,048    243,205
   *Nolato AB Series B......................................   3,860     52,914
   *Nordea Bank AB.......................................... 182,805  2,016,217
    Nordnet AB Series B.....................................  16,211     52,287
   *Orexo AB................................................   6,590     57,880
   *Oriflame Cosmetics SA SDR...............................   2,373     77,713
   *PA Resources AB......................................... 142,049      1,796
   *Peab AB Series B........................................  43,246    225,462
    Pricer AB Series B......................................  33,823     46,292
    Proffice AB Series B....................................  13,012     45,278
   *Ratos AB Series B.......................................  34,569    333,295
   *Rederi AB Transatlantic.................................   7,086      7,245
   *Rezidor Hotel Group AB..................................  15,502     67,946
    Rottneros AB............................................   4,870      1,841
    Saab AB Series B........................................  10,443    225,940
    Sagax AB................................................     453     14,651
   *Sandvik AB..............................................  18,868    302,703
   *SAS AB..................................................  28,292     60,428
    Scania AB Series B......................................  11,384    233,592
   *Securitas AB Series B...................................  51,395    480,266
   *Semcon AB...............................................   2,390     20,700
   *Skandinaviska Enskilda Banken AB Series A............... 183,321  1,836,329
    Skandinaviska Enskilda Banken AB Series C...............     886      8,584
   *Skanska AB Series B.....................................  72,846  1,238,913
    SKF AB Series A.........................................   1,000     25,026
   *SKF AB Series B.........................................  13,322    330,360

                                     1218

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWEDEN -- (Continued)
    Skistar AB.............................................   3,440 $    44,891
   *SSAB AB Series A.......................................  38,842     320,942
   *SSAB AB Series B.......................................  19,718     140,923
   *Svenska Cellulosa AB Series A..........................   8,697     211,245
   *Svenska Cellulosa AB Series B..........................  79,422   1,925,520
   *Svenska Handelsbanken AB Series A......................  36,011   1,471,412
   *Svenska Handelsbanken AB Series B......................     412      16,135
   *Sweco AB Series B......................................   3,342      38,628
   *Swedbank AB Series A...................................  71,036   1,677,349
    Swedish Match AB.......................................  14,697     551,586
   *Swedish Orphan Biovitrum AB............................  30,705     183,432
   *Systemair AB...........................................     682      10,247
   *Tele2 AB Series B......................................  26,901     482,495
    Telefonaktiebolaget LM Ericsson AB Series A............  12,842     145,764
    Telefonaktiebolaget LM Ericsson AB Series B............ 105,808   1,230,680
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR.......  90,500   1,049,800
   *TeliaSonera AB......................................... 125,141     902,656
   *TradeDoubler AB........................................  13,109      27,628
   *Trelleborg AB Series B.................................  49,316     632,834
   *Unibet Group P.L.C. SDR................................   5,257     181,143
    Vitrolife AB...........................................   4,005      25,661
    Volvo AB Series A......................................  24,295     359,863
    Volvo AB Series B......................................  66,854     989,468
    Volvo AB Sponsored ADR.................................   1,200      17,676
   *Wallenstam AB Series B.................................  11,309     140,892
   *Wihlborgs Fastigheter AB...............................   8,368     134,038
   *Xvivo Perfusion AB.....................................   3,496      10,997
                                                                    -----------
TOTAL SWEDEN...............................................          34,577,808
                                                                    -----------
SWITZERLAND -- (4.9%)
   *ABB, Ltd...............................................  56,128   1,203,201
   *ABB, Ltd. Sponsored ADR................................  45,714     978,737
    Acino Holding AG.......................................     904      93,810
   *Actelion, Ltd..........................................   8,086     400,546
   *Adecco SA..............................................  23,752   1,362,018
   *AFG Arbonia-Forster Holding AG.........................   3,805     103,368
   *Allreal Holding AG.....................................   3,617     548,493
   *Alpiq Holding AG.......................................     648      81,734
   *Ams AG.................................................   2,507     308,409
    APG SGA SA.............................................      22       4,907
   *Aryzta AG..............................................  20,906   1,173,994
   *Ascom Holding AG.......................................   6,436      72,304
   *Autoneum Holding AG....................................     562      33,677
    Bachem Holdings AG.....................................     894      37,132
   *Baloise Holding AG.....................................  11,347   1,026,844
   *Bank Coop AG...........................................   1,545      92,056
   *Banque Cantonale de Geneve SA..........................      88      20,465
   *Banque Cantonale Vaudoise AG...........................     686     366,689
    Banque Privee Edmond de Rothschild SA..................       1      19,466
    Barry Callebaut AG.....................................     286     287,555
   *Basilea Pharmaceutica AG...............................   1,544      85,491
   #Basler Kantonalbank AG.................................   1,030     111,603
   *Belimo Holdings AG.....................................      41      81,648
    Bell AG................................................      22      51,793
   *Berner Kantonalbank AG.................................     902     253,972
    BKW AG.................................................   1,385      48,085
   *Bobst Group AG.........................................   1,370      42,644
   *Bossard Holding AG.....................................     583      95,820
   *Bucher Industries AG...................................   1,604     336,418
   *Burckhardt Compression Holding AG......................     583     205,462
    Burkhalter Holding AG..................................      21       7,288

                                     1219

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
    Calida Holding AG.......................................     684 $   21,508
    Carlo Gavazzi Holding AG................................      41      9,044
    Centralschweizerische Kraftwerke AG.....................      92     33,367
   *Charles Voegele Holding AG..............................   1,422     28,738
   *Cicor Technologies......................................       6        173
   *Cie Financiere Tradition SA.............................     455     26,063
   *Clariant AG.............................................  59,867    817,067
    Coltene Holding AG......................................     641     24,450
   *Compagnie Financiere Richemont SA Series A..............  25,724  2,113,060
    Conzzeta AG.............................................      35     67,373
    Credit Suisse Group AG..................................  80,007  2,362,832
   *Credit Suisse Group AG Sponsored ADR....................  86,420  2,552,847
   *Daetwyler Holding AG....................................   1,803    186,029
  #*Dufry AG................................................   2,531    345,285
   *EFG International AG....................................  14,116    165,850
   *Emmi AG.................................................     576    158,306
   *EMS-Chemie Holding AG...................................     886    224,959
   *Energiedienst Holding AG................................   1,334     57,482
   *Flughafen Zuerich AG....................................   1,026    456,546
   *Forbo Holding AG........................................     467    313,648
   *Galenica Holding AG.....................................     555    330,772
   *GAM Holding AG..........................................  38,620    636,519
   *Gategroup Holding AG....................................   6,127    153,647
   *Geberit AG..............................................   1,952    456,624
   *George Fisher AG........................................   1,073    458,324
   *Givaudan SA.............................................     993  1,102,654
    Gurit Holding AG........................................      86     39,131
   *Helvetia Holding AG.....................................   1,470    598,709
    Holcim, Ltd.............................................  29,548  2,299,994
   *Huber & Suhner AG.......................................   2,440    123,968
   *Implenia AG.............................................   3,047    150,617
   *Inficon Holding AG......................................     242     66,408
    Interroll Holding AG....................................     127     54,268
   *Intershop Holding AG....................................     153     54,920
   *Julius Baer Group, Ltd..................................  48,123  1,966,327
   *Kaba Holding AG.........................................     465    196,138
   *Kardex AG...............................................   1,417     40,751
    Komax Holding AG........................................     777     71,186
   *Kudelski SA.............................................  11,129    128,277
   *Kuehne & Nagel International AG.........................   2,593    304,384
   *Kuoni Reisen Holding AG Series B........................     886    269,296
   *LEM Holding SA..........................................      41     25,617
   *Liechtensteinische Landesbank AG........................   1,577     54,216
    Lindt & Spruengli AG....................................       5    203,327
   #Logitech International SA (B18ZRK2).....................  30,755    206,692
  #*Logitech International SA (H50430232)...................   5,400     35,856
    Lonza Group AG..........................................  13,719    807,290
   *Luzerner Kantonalbank AG................................     591    230,125
   *Metall Zug AG...........................................      36     79,988
   *Meyer Burger Technology AG..............................   7,425     69,082
   *Micronas Semiconductor Holding AG.......................   6,211     57,517
   *Mobilezone Holding AG...................................   4,831     51,193
   *Mobimo Holding AG.......................................   1,539    360,104
   *Myriad Group AG.........................................   5,598     14,404
    Nestle SA...............................................  87,940  6,174,926
   *Nobel Biocare Holding AG................................   8,211     86,003
    Novartis AG.............................................   7,309    496,840
    Novartis AG ADR......................................... 100,059  6,786,001
   *OC Oerlikon Corp. AG....................................  39,711    487,584
   *Orascom Development Holding AG..........................     924     11,746
    Orell Fuessli Holding AG................................     152     15,683

                                     1220

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
    Orior AG...............................................     209 $    11,999
    Panalpina Welttransport Holding AG.....................   1,841     185,485
   *Partners Group Holding AG..............................     599     140,620
   *Phoenix Mecano AG......................................     126      60,969
    PSP Swiss Property AG..................................   2,990     286,599
   *PubliGroupe SA.........................................     358      57,068
   *Rieters Holdings AG....................................   1,014     198,122
   *Roche Holding AG Bearer................................     424      95,665
   *Roche Holding AG Genusschein...........................   9,111   2,013,887
   *Romande Energie Holding SA.............................      46      57,092
    Schaffner Holding AG...................................     144      36,458
   *Schindler Holding AG...................................   1,376     199,083
   *Schmolz & Bickenbach AG................................   8,101      22,836
   *Schweiter Technologies AG..............................     241     146,164
   *Schweizerische National-Versicherungs-Gesellschaft AG..   3,184     156,582
   *SGS SA.................................................     180     428,209
   *Siegfried Holding AG...................................     806     101,665
   *Sika AG................................................     360     906,282
   *Sonova Holding AG......................................   2,200     254,431
   *St. Galler Kantonalbank AG.............................     603     256,470
   *Straumann Holding AG...................................     472      63,511
    Sulzer AG..............................................   4,628     727,796
   *Swatch Group AG (The)..................................   3,316   1,816,365
   *Swatch Group AG Registered Shares (The)................   3,836     360,658
   *Swiss Life Holding AG..................................   7,281   1,095,520
   *Swiss Re, Ltd..........................................  47,588   3,538,068
   *Swisscom AG............................................     798     353,950
   *Swisslog Holding AG....................................  61,788      76,693
   *Swissquote Group Holding SA............................   2,565      89,323
    Syngenta AG ADR........................................  13,102   1,127,951
   *Tamedia AG.............................................     430      51,040
   *Tecan Group AG.........................................   1,806     171,216
   *Temenos Group AG.......................................   5,881     120,378
   *Tornos Holding AG......................................   1,468       9,913
   *U-Blox AG..............................................     993      46,902
    UBS AG................................................. 124,654   2,164,945
   *UBS AG ADR............................................. 136,066   2,363,466
    Valiant Holding AG.....................................   3,123     310,308
   *Valora Holding AG......................................     795     174,042
   *Vaudoise Assurances Holding SA.........................     195      68,613
    Verwaltungs und Privat-Bank AG.........................     749      56,803
    Vetropack Holding AG...................................      51     103,620
   *Von Roll Holding AG....................................  14,867      33,150
   *Vontobel Holdings AG...................................   5,991     193,094
    WMH Walter Meier Holding AG............................      96      25,689
    Ypsomed Holdings AG....................................     537      33,568
    Zehnder Group AG.......................................   2,160     102,088
   *Zueblin Immobilien Holding AG..........................   4,474      13,668
   *Zug Estates Holding AG Class B.........................      36      49,445
    Zuger Kantonalbank AG..................................      25     134,671
   *Zurich Insurance Group AG..............................  20,577   5,917,263
                                                                    -----------
TOTAL SWITZERLAND..........................................          72,266,767
                                                                    -----------
TAIWAN -- (3.2%)
   *A.G.V. Products Corp...................................  84,969      29,237
    Ability Enterprise Co., Ltd............................  73,530      69,117
    AcBel Polytech, Inc.................................... 108,540      83,354
    Accton Technology Corp................................. 113,929      61,746
  #*Acer, Inc.............................................. 586,810     519,048
   *ACES Electronic Co., Ltd...............................   6,000       6,764
    ACHEM Technology Corp..................................  13,000       6,280

                                     1221

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
TAIWAN -- (Continued)
   *Acme Electronics Corp....................................  19,000 $ 24,653
   *Acter Co., Ltd...........................................  10,000   43,045
   *Action Electronics Co., Ltd..............................  61,921   15,106
   *Actron Technology Corp...................................  10,000   23,178
   *A-DATA Technology Co., Ltd...............................  36,000   43,637
   *Adlink Technology, Inc...................................   7,000    8,116
   *Advanced Ceramic X Corp..................................   8,000   21,914
   *Advanced International Multitech Co., Ltd................   7,000    9,976
    Advanced Semiconductor Engineering, Inc..................  83,644   67,513
    Advanced Semiconductor Engineering, Inc. ADR.............  36,804  146,848
    Advancetek Enterprise Co., Ltd...........................  36,000   35,299
    Advantech Co., Ltd.......................................  28,600  119,714
    ALI Corp.................................................  33,000   36,646
    Allis Electric Co., Ltd..................................   8,000    2,358
   #Alpha Networks, Inc......................................  70,000   46,283
    Altek Corp............................................... 110,498   61,062
   #Ambassador Hotel (The)...................................  55,000   56,709
    Ampoc Far-East Co., Ltd..................................  24,000   20,872
    AmTRAN Technology Co., Ltd............................... 179,823  129,092
   *Anpec Electronics Corp...................................   5,000    3,082
   *Apacer Technology, Inc...................................  25,000   22,892
    APCB, Inc................................................  39,000   25,054
    Apex Biotechnology Corp..................................   9,226   24,004
   *Ardentec Corp............................................  33,000   21,814
    Arima Communications Corp................................  58,708   29,003
   #Asia Cement Corp......................................... 246,088  313,251
   *Asia Optical Co., Inc....................................  90,000   92,735
    Asia Polymer Corp........................................  99,000   89,839
    Asia Vital Components Co., Ltd...........................  82,053   45,810
    Asustek Computer, Inc....................................  36,502  418,333
   *AU Optronics Corp........................................ 805,980  327,859
   *AU Optronics Corp. Sponsored ADR.........................  21,622   86,056
    Audix Corp...............................................  16,000   14,426
   *Aurora Corp..............................................  33,000   48,488
    AV Tech Corp.............................................  12,000   36,792
    Avermedia Technologies, Inc..............................  35,000   17,555
    Avision, Inc.............................................  15,000    4,369
   *Bank of Kaohsiung........................................  55,750   17,648
    Basso Industry Corp., Ltd................................  20,000   12,802
    BES Engineering Corp..................................... 426,000  117,150
   *Boardtek Electronics Corp................................  30,000   23,039
    Bright Led Electronics Corp..............................  22,000   11,488
    C Sun Manufacturing, Ltd.................................  26,000   17,628
   *Cameo Communications, Inc................................  39,000    9,847
   *Capella Microsystems Taiwan, Inc.........................   3,000   23,106
    Capital Securities Corp.................................. 433,448  169,044
    Career Technology (MFG.) Co., Ltd........................  32,000   40,815
   *Carnival Industrial Corp.................................  28,000    8,915
    Catcher Technology Co., Ltd..............................  47,360  211,928
    Cathay Financial Holdings Co., Ltd....................... 265,767  296,305
    Cathay Real Estate Development Co., Ltd.................. 223,000  110,750
   *Central Reinsurance Co., Ltd.............................  28,000   13,089
    Champion Building Materials Co., Ltd.....................  74,526   27,663
    Chang Hwa Commercial Bank................................ 747,641  413,033
   *Chang Wah Electromaterials, Inc..........................   8,000   25,297
    Charoen Pokphand Enterprises Co., Ltd....................  64,000   32,767
   *Chaun-Choung Technology Corp.............................  25,000   46,709
   *CHC Resources Corp.......................................  22,000   38,281
    Cheng Loong Corp......................................... 184,360   76,196
    Cheng Shin Rubber Industry Co., Ltd......................  84,645  221,196
   #Cheng Uei Precision Industry Co., Ltd....................  88,051  165,949

                                     1222

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
   *Chenming Mold Industrial Corp...........................    20,000 $ 15,622
    Chia Hsin Cement Corp...................................    96,338   45,353
    Chicony Electronics Co., Ltd............................    67,345  186,610
    Chien Kuo Construction Co., Ltd.........................    75,250   36,191
    Chilisin Electronics Corp...............................    20,000   11,791
   *Chimei Materials Technology Corp........................    20,000   24,993
   *China Airlines, Ltd.....................................   566,019  248,528
    China Chemical & Pharmaceutical Co., Ltd................    99,000   67,260
   *China Development Financial Holding Corp................ 1,515,573  419,162
    China Ecotek Corp.......................................    11,000   27,627
    China Electric Manufacturing Corp.......................    48,000   29,303
   *China General Plastics Corp.............................    57,000   30,238
    China Glaze Co., Ltd....................................    29,599   15,046
  #*China Life Insurance Co., Ltd...........................   370,749  366,866
   *China Manmade Fiber Co., Ltd............................   290,000  105,826
    China Metal Products Co., Ltd...........................   100,242   98,862
   #China Motor Corp........................................   164,000  149,569
    China Petrochemical Development Corp....................   384,031  236,370
    China Steel Chemical Corp...............................     8,000   39,582
   #China Steel Corp........................................   512,571  483,487
    China Steel Structure Co., Ltd..........................    24,000   25,860
    China Synthetic Rubber Corp.............................   118,224  128,609
   *China Wire & Cable Co., Ltd.............................    61,000   22,538
    Chinatrust Financial Holdings Co., Ltd.................. 1,025,143  587,512
    Chinese Maritime Transport, Ltd.........................    41,000   53,362
    Chin-Poon Industrial Co., Ltd...........................   126,126  132,928
   *Chipbond Technology Corp................................    40,000   82,301
    Chong Hong Construction Co..............................    24,625   81,841
    Chroma Ate, Inc.........................................    22,560   48,385
   *Chun Yu Works & Co., Ltd................................     8,000    3,225
    Chun Yuan Steel Industrial Co., Ltd.....................    60,570   23,802
   *Chung Hung Steel Corp...................................   163,212   56,172
   *Chung Hwa Pulp Corp.....................................   161,470   56,372
    Chung-Hsin Electric & Machinery Manufacturing Corp......    81,000   43,900
   *Chunghwa Picture Tubes, Ltd.............................   951,656   27,812
    Chunghwa Telecom Co., Ltd...............................    32,727  104,291
   #Chunghwa Telecom Co., Ltd. ADR..........................     3,011   96,262
    Clevo Co., Ltd..........................................    70,401   97,957
   *CMC Magnetics Corp......................................   757,000  118,559
    Collins Co., Ltd........................................    54,802   21,257
  #*Compal Communications, Inc..............................   100,000  107,630
    Compal Electronics, Inc.................................   619,747  450,717
    Compeq Manufacturing Co., Ltd...........................   288,000  110,855
    Continental Holdings Corp...............................   124,000   47,866
   *Coretronic Corp.........................................    61,000   47,275
   *Cosmos Bank Taiwan......................................    49,000   17,942
    Coxon Precise Industrial Co., Ltd.......................    12,000   25,469
    CSBC Corp. Taiwan.......................................    68,740   42,045
    CTCI Corp...............................................    46,444   89,011
    Cyberlink Corp..........................................    11,203   34,688
    Cybertan Technology, Inc................................    42,424   35,674
    Da Cin Construction Co., Ltd............................    36,000   25,051
   *Dah Fung CATV Co., Ltd..................................     2,000    3,980
    Darfon Electronics Corp.................................    51,000   32,273
    Delpha Construction Co., Ltd............................    53,320   16,797
    Delta Electronics, Inc..................................    45,320  164,195
    Depo Auto Parts Industrial Co., Ltd.....................    32,000   75,311
    D-Link Corp.............................................   186,062  115,923
    Dynamic Electronics Co., Ltd............................    68,183   21,625
   *Dynapack International Technology Corp..................    17,000   64,851
    E Ink Holdings, Inc.....................................    73,000   53,818

                                     1223

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------- --------
TAIWAN -- (Continued)
    E.Sun Financial Holding Co., Ltd......................... 867,031 $496,638
   *Eastern Media International Corp......................... 125,000   17,808
    Eclat Textile Co., Ltd...................................  32,655  138,277
   *Edimax Technology Co., Ltd...............................  48,000   21,416
    Elan Microelectronics Corp...............................  50,000   92,780
   *E-LIFE MALL Corp., Ltd...................................  18,000   41,737
   *Elite Advanced Laser Corp................................  13,000   22,979
    Elite Material Co., Ltd..................................  59,162   59,170
    Elite Semiconductor Memory Technology, Inc...............  43,000   32,578
    Elitegroup Computer Systems Co., Ltd..................... 205,000   63,938
   *eMemory Technology, Inc..................................   6,000   13,456
   *ENG Electric Co., Ltd....................................  50,000   56,750
    Entie Commercial Bank.................................... 112,000   68,355
    Epistar Corp............................................. 207,169  394,053
    Eternal Chemical Co., Ltd................................ 146,140  125,342
   *E-Ton Solar Tech Co., Ltd................................  40,000   18,936
   *Eva Airways Corp......................................... 257,380  164,928
   *Everest Textile Co., Ltd.................................  13,000    3,132
    Evergreen International Storage & Transport Corp......... 161,000  106,446
   *Evergreen Marine Corp., Ltd.............................. 441,399  277,603
    Everlight Chemical Industrial Corp.......................  94,740   66,417
    Everlight Electronics Co., Ltd...........................  85,225  119,606
   *Everspring Industry Co., Ltd.............................  16,000   10,875
    Excelsior Medical Co., Ltd...............................  15,172   28,736
   #Far Eastern Department Stores Co., Ltd................... 156,780  155,569
    Far Eastern International Bank........................... 266,045  107,825
    Far Eastern New Century Corp............................. 271,927  315,268
    Far EasTone Telecommunications Co., Ltd.................. 116,000  295,136
    Faraday Technology Corp..................................  69,395   87,042
    Farglory Land Development Co., Ltd.......................  62,000  114,223
    Federal Corp............................................. 147,840  107,927
   *Feng Hsin Iron & Steel Co., Ltd..........................  29,000   52,091
    Feng Tay Enterprise Co., Ltd.............................  36,029   43,794
   *Firich Enterprises Co., Ltd..............................  36,000   50,925
   *First Copper Technology Co., Ltd.........................  49,000   16,724
   #First Financial Holding Co., Ltd......................... 797,794  486,512
    First Hotel..............................................  46,494   30,900
    First Insurance Co., Ltd.................................  35,000   19,014
    First Steamship Co., Ltd.................................  83,509   67,109
   #FLEXium Interconnect, Inc................................  24,378   82,716
   *Flytech Technology Co., Ltd..............................   9,000   21,996
    Forhouse Corp............................................  82,000   41,711
    Formosa Advanced Technologies Co., Ltd...................  24,000   13,507
    Formosa Chemicals & Fiber Co., Ltd....................... 106,040  288,192
   *Formosa Epitaxy, Inc.....................................  88,000   63,888
   *Formosa Laboratories, Inc................................  11,000   17,835
   *Formosa Optical Technology Co., Ltd......................   9,000   23,936
    Formosa Petrochemical Corp...............................  14,000   40,383
    Formosa Plastics Corp.................................... 112,430  305,485
    Formosa Taffeta Co., Ltd................................. 158,000  152,523
    Formosan Rubber Group, Inc............................... 117,000   84,501
    Formosan Union Chemical Corp.............................  67,167   35,880
    Founding Construction & Development Co., Ltd.............  36,155   25,658
    Foxconn Technology Co., Ltd..............................  31,440   92,014
   *Foxlink Image Technology Co., Ltd........................  30,000   21,725
   *Froch Enterprise Co., Ltd................................  29,000   10,427
    FSP Technology, Inc......................................  34,782   31,131
    Fubon Financial Holding Co., Ltd......................... 377,019  481,870
    Fullerton Technology Co., Ltd............................  19,000   16,132
   *Fulltech Fiber Glass Corp................................ 114,000   52,258
    Fwusow Industry Co., Ltd.................................  67,053   34,586

                                     1224

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
    G Shank Enterprise Co., Ltd.............................    27,000 $ 16,439
   *Gamania Digital Entertainment Co., Ltd..................     2,000    1,797
    Gemtek Technology Corp..................................    60,348   80,740
   *Genesis Photonics, Inc..................................    50,863   39,839
   *Genius Electronic Optical Co., Ltd......................     7,000   47,664
    Getac Technology Corp...................................    95,000   49,114
    Giant Manufacturing Co., Ltd............................    18,760   99,762
   *Giantplus Technology Co., Ltd...........................    32,000    9,124
    Gigabyte Technology Co., Ltd............................   114,000   98,112
    Gigastorage Corp........................................    91,450   63,738
   *Gintech Energy Corp.....................................    81,394   79,754
    Global Brands Manufacture, Ltd..........................    23,830    8,118
    Global Mixed Mode Technology, Inc.......................    12,000   40,437
    Global Unichip Corp.....................................    11,000   35,780
    Globe Union Industrial Corp.............................    41,000   21,065
   *Gloria Material Technology Corp.........................   143,000  116,665
   *Gold Circuit Electronics, Ltd...........................    71,070   14,133
    Goldsun Development & Construction Co., Ltd.............   310,624  120,575
    Grand Pacific Petrochemical Corp........................   206,000  106,511
   *Grape King, Inc.........................................    14,000   35,845
    Great China Metal Industry Co., Ltd.....................    26,000   29,919
    Great Taipei Gas Co., Ltd...............................    41,000   29,014
    Great Wall Enterprise Co., Ltd..........................    76,252   69,734
   *Green Energy Technology, Inc............................    62,581   54,799
  #*G-Tech Optoelectronics Corp.............................    27,000   63,017
   *GTM Corp................................................    27,000   13,971
    Hannstar Board Corp.....................................    49,096   21,815
   *HannStar Display Corp...................................   643,000   73,054
   *HannsTouch Solution, Inc................................   136,026   45,779
    Harvatek Corp...........................................    22,663    9,918
    Hey Song Corp...........................................    82,000  106,681
    Highwealth Construction Corp............................    75,118  156,138
    Hitron Technologies, Inc................................    42,000   22,564
    Hiwin Technologies Corp.................................     4,200   33,750
   *Ho Tung Holding Corp....................................   141,416   66,346
    Hocheng Corp............................................    66,000   20,331
    Holiday Entertainment Co., Ltd..........................    12,000   16,375
    Holtek Semiconductor, Inc...............................    35,000   36,474
    Holy Stone Enterprise Co., Ltd..........................    69,827   60,562
    Hon Hai Precision Industry Co., Ltd.....................   330,453  946,093
   *Hon Hai Precision Industry Co., Ltd. GDR................    10,079   57,753
    Hong Tai Electric Industrial Co., Ltd...................    72,000   24,646
   *Hota Industrial Manufacturing Co., Ltd..................    20,000   14,861
    Hotai Motor Co., Ltd....................................    28,000  223,475
   *Howarm Construction Co., Ltd............................    30,000   20,760
    Hsin Kuang Steel Co., Ltd...............................    51,000   38,142
    HTC Corp................................................    19,522  192,530
   *Hu Lane Associate, Inc..................................     6,000   10,004
   *Hua Eng Wire & Cable Co., Ltd...........................    87,000   32,555
    Hua Nan Financial Holding Co., Ltd......................   495,040  285,907
    Huaku Development Co., Ltd..............................    35,540   87,690
    Huang Hsiang Construction Co............................    25,000   64,344
    Hung Poo Real Estate Development Corp...................    73,695   75,593
    Hung Sheng Construction Co., Ltd........................   137,500   88,987
   *Ibase Technology, Inc...................................     4,000    5,093
   *Ichia Technologies, Inc.................................    63,000   30,975
   *I-Chiun Precision Industry Co., Ltd.....................    61,000   39,091
    ICP Electronics, Inc....................................    32,500   44,163
   *ILI Technology Corp.....................................     7,000   22,800
   *Infortrend Technology, Inc..............................    60,320   37,273
  #*Innolux Corp............................................ 1,162,477  605,324

                                     1225

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
   *Inotera Memories, Inc..................................... 452,634 $ 76,161
   *Integrated Memory Logic, Ltd..............................  16,000   48,065
   *International Games System Co., Ltd.......................   6,000   20,940
    Inventec Corp............................................. 513,945  205,732
    I-Sheng Electric Wire & Cable Co., Ltd....................  25,000   35,797
   *ITE Technology, Inc.......................................  23,000   18,600
    ITEQ Corp.................................................  68,835   73,278
   *Jentech Precision Industrial Co., Ltd.....................  23,000   49,675
   *Jess-Link Products Co., Ltd...............................  25,000   21,286
    Johnson Health Tech Co., Ltd..............................   7,211   18,659
   *Kao Hsing Chang Iron & Steel Corp.........................  69,000   16,309
    Kaulin Manufacturing Co., Ltd.............................  25,000   15,277
    Kee Tai Properties Co., Ltd...............................  63,790   47,327
    Kenda Rubber Industrial Co., Ltd.......................... 136,618  183,379
    Kerry TJ Logistics Co., Ltd...............................  38,000   60,140
    King Slide Works Co., Ltd.................................   9,000   59,020
    King Yuan Electronics Co., Ltd............................ 302,545  179,586
    Kingdom Construction Co., Ltd.............................  76,000   62,471
   *King's Town Bank.......................................... 212,000  184,707
    King's Town Construction Co., Ltd.........................  17,145   17,679
    Kinik Co..................................................  26,000   41,576
    Kinko Optical Co., Ltd....................................  62,000   79,472
    Kinpo Electronics, Inc.................................... 338,000   76,059
    Kinsus Interconnect Technology Corp.......................  40,000  125,606
    KS Terminals, Inc.........................................  15,162   11,199
    Kung Long Batteries Industrial Co., Ltd...................   9,000   20,127
   *Kung Sing Engineering Corp................................  15,000    5,588
    Kuoyang Construction Co., Ltd.............................  65,000   36,382
   *Kwong Fong Industries Corp................................  66,500   38,799
   *KYE Systems Corp..........................................  67,040   20,329
    L&K Engineering Co., Ltd..................................  17,000   16,079
    Lan Fa Textile Co., Ltd...................................  28,922    8,456
    Largan Precision Co., Ltd.................................   4,000  104,670
    LCY Chemical Corp.........................................  84,286  111,806
    Leader Electronics, Inc...................................   8,000    5,290
    Lealea Enterprise Co., Ltd................................ 206,584   78,143
    Lee Chi Enterprises Co., Ltd..............................  96,000   38,875
   *Leofoo Development Co., Ltd...............................  34,417   18,493
   *LES Enphants Co., Ltd.....................................  22,025   17,852
   *Lextar Electronics Corp...................................  21,000   18,565
   *Li Peng Enterprise Co., Ltd............................... 125,796   45,027
    Lien Hwa Industrial Corp.................................. 115,284   76,678
    Lingsen Precision Industries, Ltd......................... 142,000   73,728
    LITE-ON IT Corp........................................... 119,700  116,273
    Lite-On Semiconductor Corp................................  62,000   31,402
    Lite-On Technology Corp................................... 402,667  580,382
   *Long Bon International Co., Ltd...........................  48,000   56,185
   *Long Chen Paper Co., Ltd..................................  56,000   15,342
    Lotes Co., Ltd............................................   6,000   17,600
    Lumax International Corp., Ltd............................  12,705   28,875
    Macronix International Co., Ltd........................... 774,909  222,889
   *MacroWell OMG Digital Entertainment Co., Ltd..............   6,000   23,310
   *Makalot Industrial Co., Ltd...............................  18,000   58,900
    Marketech International Corp..............................  22,000   13,564
    Masterlink Securities Corp................................ 199,000   65,081
   *Mayer Steel Pipe Corp.....................................  29,700   12,436
    Maywufa Co., Ltd..........................................  49,000   25,269
    Media Tek, Inc............................................   7,048   77,196
    Mega Financial Holding Co., Ltd........................... 465,966  381,626
    Mercuries & Associates, Ltd...............................  50,299   46,898
    Merida Industry Co., Ltd..................................  13,800   63,066

                                     1226

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Merry Electronics Co., Ltd................................  35,700 $ 48,664
   *Microbio Co., Ltd.........................................  43,000   51,566
   *Microelectronics Technology, Inc.......................... 133,452   60,453
    Micro-Star International Co., Ltd......................... 154,394   71,422
    Min Aik Technology Co., Ltd...............................  17,000   52,854
    Mirle Automation Corp.....................................  46,504   32,476
    Mitac International Corp.................................. 291,039  109,116
   *Mosel Vitelic, Inc........................................   8,178    1,970
   *Motech Industries, Inc....................................  69,000   77,507
   *MPI Corp..................................................  21,000   43,329
    Namchow Chemical Industrial Co., Ltd......................  36,000   34,361
   #Nan Kang Rubber Tire Co., Ltd.............................  51,183   60,016
    Nan Ya Plastic Corp....................................... 130,750  265,997
    Nan Ya Printed Circuit Board Corp.........................  43,214   53,896
    Nantex Industry Co., Ltd..................................  39,472   26,945
   *Nanya Technology Corp..................................... 152,000   14,123
    National Petroleum Co., Ltd...............................  67,000   67,554
   *Neo Solar Power Corp......................................  95,000   72,527
   *New Era Electronics Co., Ltd..............................  16,000   16,168
   *Newmax Technology Co., Ltd................................  11,000   22,065
    Nien Hsing Textile Co., Ltd...............................  65,264   45,978
    Novatek Microelectronics Corp.............................  32,000  127,321
   *Ocean Plastics Co., Ltd...................................  29,000   24,411
    OptoTech Corp............................................. 184,000   74,846
   *Orient Semiconductor Electronics, Ltd..................... 103,000   13,825
    Oriental Union Chemical Corp..............................  90,992  107,633
   *Orise Technology Co., Ltd.................................  15,000   20,114
   *Pan Jit International, Inc................................  43,940   16,771
   *Pan-International Industrial Corp.........................  76,852   71,806
    Paragon Technologies Co., Ltd.............................   7,350    9,125
   *Pegatron Corp............................................. 284,261  376,832
    Phihong Technology Co., Ltd...............................  69,000   60,809
    Phison Electronics Corp...................................   8,000   54,077
   *Phoenix Tours International, Inc..........................   7,000   14,958
   *Phytohealth Corp..........................................  30,000   47,748
   *Pihsiang Machinery Manufacturing Co., Ltd.................  29,000   33,420
   *Pixart Imaging, Inc.......................................  28,000   67,122
   *Polytronics Technology Corp...............................   8,000   15,639
   *Portwell, Inc.............................................   8,000    7,916
    Pou Chen Corp............................................. 385,528  385,248
   *Power Quotient International Co., Ltd.....................  12,000    8,337
   *Powercom Co., Ltd.........................................  16,150    7,974
    Powertech Technology, Inc................................. 146,900  221,227
    President Chain Store Corp................................  14,768   79,816
   *President Securities Corp................................. 204,422  118,500
   *Prime Electronics & Satellitics, Inc......................  28,000   25,731
    Prince Housing & Development Corp......................... 172,878  120,673
    Promate Electronic Co., Ltd...............................  33,000   27,344
   *Promise Technology, Inc...................................  34,874   15,838
  #*Qisda Corp................................................ 349,875   85,780
    Quanta Computer, Inc......................................  36,007   84,159
    Quintain Steel Co., Ltd...................................  73,000   19,700
    Radiant Opto-Electronics Corp.............................  54,158  210,244
   #Radium Life Tech Corp..................................... 191,720  182,739
   #Realtek Semiconductor Corp................................  76,335  171,057
    Rechi Precision Co., Ltd..................................  70,870   62,464
   *Rich Development Co., Ltd................................. 119,000   64,354
    Richtek Technology Corp...................................  12,000   72,207
   *Ritek Corp................................................ 908,759  110,087
   #Ruentex Development Co., Ltd..............................  54,198  119,441
    Ruentex Industries, Ltd...................................  56,162  142,844

                                     1227

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                              SHARES   VALUE++
                                                             --------- --------
TAIWAN -- (Continued)
   *Run Long Construction Co., Ltd..........................    17,000 $ 19,377
    Sampo Corp..............................................    82,155   28,271
    San Fang Chemical Industry Co., Ltd.....................    10,197    8,191
   *Sanyang Industrial Co., Ltd.............................   227,900  163,201
    Sanyo Electric Taiwan Co., Ltd..........................    15,000   15,721
    SDI Corp................................................    19,000   13,396
    Senao International Co., Ltd............................     7,000   22,545
   *Sercomm Corp............................................    61,000   90,392
    Sesoda Corp.............................................    37,000   40,505
    ShenMao Technology, Inc.................................    14,922   15,999
    Shih Wei Navigation Co., Ltd............................    26,000   20,077
    Shihlin Electric & Engineering Corp.....................    57,000   68,944
   *Shihlin Paper Corp......................................    16,000   25,985
   *Shin Kong Financial Holding Co., Ltd.................... 1,449,169  409,044
    Shin Zu Shing Co., Ltd..................................    20,549   62,549
   *Shining Building Business Co., Ltd......................    43,600   34,432
    Shinkong Insurance Co., Ltd.............................    35,000   24,132
    Shinkong Synthetic Fibers Co., Ltd......................   410,799  132,706
   *Shuttle, Inc............................................    50,000   17,363
    Sigurd Microelectronics Corp............................    75,000   67,665
   *Silicon Integrated Systems Corp.........................   167,380   59,333
    Siliconware Precision Industries Co.....................   282,000  294,580
    Silitech Technology Corp................................    30,141   56,607
    Simplo Technology Co., Ltd..............................    19,000   88,630
    Sinbon Electronics Co., Ltd.............................    32,000   28,795
    Sincere Navigation Corp.................................    79,125   71,875
    Sinkong Textile Co., Ltd................................    70,000   91,847
   *Sino-American Silicon Products, Inc.....................    82,000  110,323
    Sinon Corp..............................................    74,000   35,105
    SinoPac Financial Holdings Co., Ltd..................... 1,173,397  516,905
    Sinphar Pharmaceutical Co., Ltd.........................    25,586   28,026
    Sinyi Realty Co., Ltd...................................     9,540   14,676
    Sitronix Technology Corp................................    21,000   29,691
    Soft-World International Corp...........................    42,000   81,882
   *Solar Applied Materials Technology Co...................    61,000   75,540
   *Solomon Technology Corp.................................    54,000   21,487
   *Solytech Enterprise Corp................................    31,000    9,724
    Sonix Technology Co., Ltd...............................    63,000   89,990
    Southeast Cement Co., Ltd...............................    33,000   15,338
    Spirox Corp.............................................     4,000    1,701
   *Sporton International, Inc..............................     4,000    9,026
   *St. Shine Optical Co., Ltd..............................     5,000   77,500
    Standard Chemical & Pharmaceutical Co., Ltd.............    20,330   18,596
    Standard Foods Taiwan, Ltd..............................    29,532   82,533
    Stark Technology, Inc...................................    41,000   34,433
    Sunonwealth Electric Machine Industry Co., Ltd..........    39,000   24,053
    Sunrex Technology Corp..................................    80,000   32,627
    Supreme Electronics Co., Ltd............................    63,000   30,349
   *Syncmold Enterprise Corp................................    16,000   28,280
   #Synnex Technology International Corp....................    59,248  120,276
    Ta Chen Stainless Pipe Co., Ltd.........................   140,752   71,625
   *Ta Chong Bank, Ltd......................................   395,204  136,643
    Ta Ya Electric Wire & Cable Co., Ltd....................    86,860   20,776
    Tah Hsin Industrial Corp................................    11,000   11,313
    TA-I Technology Co., Ltd................................    24,708   14,689
    Taichung Commercial Bank................................   336,323  121,409
   *TaiDoc Technology Corp..................................    10,000   15,462
   *Taiflex Scientific Co., Ltd.............................    49,000   61,445
    Tainan Enterprises Co., Ltd.............................    17,000   17,675
    Tainan Spinning Co., Ltd................................   184,084   88,367
    Taishin Financial Holdings Co., Ltd..................... 1,467,669  581,667

                                     1228

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TAIWAN -- (Continued)
    Taisun Enterprise Co., Ltd................................  47,740 $ 25,482
    Taita Chemical Co., Ltd................................... 116,424   38,703
   *Taiwan Acceptance Corp....................................  21,000   50,779
   *Taiwan Business Bank...................................... 689,505  210,082
   #Taiwan Cement Corp........................................ 471,137  637,441
    Taiwan Cogeneration Corp..................................  68,993   45,582
    Taiwan Cooperative Financial Holding, Ltd................. 582,382  324,619
    Taiwan Fertilizer Co., Ltd................................ 118,000  292,860
    Taiwan Fire & Marine Insurance Co., Ltd...................  50,040   36,886
    Taiwan Fu Hsing Industrial Co., Ltd.......................  17,000   15,443
   #Taiwan Glass Industry Corp................................ 158,142  155,064
    Taiwan Hon Chuan Enterprise Co., Ltd......................  35,492   88,438
   *Taiwan Hopax Chemicals Manufacturing Co., Ltd.............  29,000   18,201
   *Taiwan Land Development Corp.............................. 142,703   54,650
   *Taiwan Life Insurance Co., Ltd............................  55,349   43,176
    Taiwan Mask Corp.......................................... 107,950   37,301
    Taiwan Mobile Co., Ltd....................................  19,800   70,451
    Taiwan Navigation Co., Ltd................................  22,000   17,941
    Taiwan Paiho Co., Ltd.....................................  80,892   46,648
   *Taiwan PCB Techvest Co., Ltd..............................  39,000   55,245
   *Taiwan Prosperity Chemical Corp...........................  40,000   52,669
    Taiwan Pulp & Paper Corp..................................  93,280   29,460
    Taiwan Sakura Corp........................................  58,140   34,088
    Taiwan Secom Co., Ltd.....................................  22,000   48,602
    Taiwan Semiconductor Manufacturing Co., Ltd............... 157,465  539,589
   *Taiwan Styrene Monomer Corp............................... 186,000   40,127
   *Taiwan Surface Mounting Technology Co., Ltd...............  42,000   62,458
    Taiwan Tea Corp........................................... 131,704   72,487
   *Taiwan Union Technology Corp..............................  43,000   22,813
    Taiyen Biotech Co., Ltd...................................  33,000   23,341
  #*Tatung Co., Ltd........................................... 709,732  192,705
    Teco Electric & Machinery Co., Ltd........................ 399,000  331,945
    Test Research, Inc........................................  23,144   41,997
   #Test-Rite International Co., Ltd..........................  99,389   74,424
    Thinking Electronic Industrial Co., Ltd...................  15,000   14,616
    Thye Ming Industrial Co., Ltd.............................  34,000   37,198
    Ton Yi Industrial Corp.................................... 130,200   75,884
    Tong Hsing Electronic Industries, Ltd.....................  12,000   46,274
    Tong Yang Industry Co., Ltd...............................  85,894   76,806
    Tong-Tai Machine & Tool Co., Ltd..........................  24,358   19,351
    Topco Scientific Co., Ltd.................................  41,616   69,208
    Topoint Technology Co., Ltd...............................  25,295   15,271
    Transcend Information, Inc................................  31,483   86,072
    Tripod Technology Corp....................................  29,970   60,454
    Tsann Kuen Enterprise Co., Ltd............................  12,913   25,422
    TSRC Corp.................................................  42,350   85,989
    Ttet Union Corp...........................................  10,000   17,718
   *TTY Biopharm Co., Ltd.....................................  14,000   51,268
    Tung Ho Steel Enterprise Corp............................. 141,254  142,697
   *Tung Thih Electronic Co., Ltd.............................   5,000   11,523
    TXC Corp..................................................  36,411   58,786
    TYC Brother Industrial Co., Ltd...........................  42,654   15,468
   *Tycoons Group Enterprise Co., Ltd......................... 127,354   27,288
   *Tyntek Corp...............................................  69,319   18,440
   *Tze Shin International Co., Ltd...........................  34,980   17,863
    U-Ming Marine Transport Corp..............................  66,000  106,673
   #Unimicron Technology Corp................................. 301,356  301,420
   *Union Bank of Taiwan...................................... 231,237   90,952
    Uni-President Enterprises Corp............................ 102,702  180,412
    Unitech Printed Circuit Board Corp........................ 157,629   53,008
    United Integration Service Co., Ltd.......................  29,000   24,288

                                     1229

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
    United Microelectronics Corp......................... 1,354,453 $   529,101
  #*Unity Opto Technology Co., Ltd.......................    62,929      58,552
    Universal Cement Corp................................    84,000      48,385
    Unizyx Holding Corp..................................   107,000      55,162
    UPC Technology Corp..................................   156,350      87,491
    USI Corp.............................................   195,518     154,480
   *Vanguard International Semiconductor Corp............   129,000      93,750
   *Via Technologies, Inc................................    25,800      20,664
    Visual Photonics Epitacy Co., Ltd....................    49,300      57,664
   *Wah Hong Industrial Corp.............................     3,000       4,548
    Wah Lee Industrial Corp..............................    35,000      47,440
   *Walsin Lihwa Corp....................................   711,000     239,835
   *Walsin Technology Corp., Ltd.........................   144,632      34,058
   *Walton Advanced Engineering, Inc.....................    69,385      20,201
   *Wan Hai Lines Co., Ltd...............................   197,557     107,746
    Waterland Financial Holdings Co., Ltd................        --          --
   *Ways Technical Corp., Ltd............................     9,000      24,412
    Wei Chuan Foods Corp.................................    71,000      98,770
   *Wei Mon Industry Co., Ltd............................    43,000      15,129
    Weikeng Industrial Co., Ltd..........................    27,300      19,713
    Well Shin Technology Co., Ltd........................    15,000      20,907
   *Wellypower Optronics Corp............................    51,000      21,724
   *Weltrend Semiconductor, Inc..........................    29,000      15,144
   *Win Semiconductors Corp..............................    62,000      71,917
  #*Winbond Electronics Corp.............................   869,000     168,805
   *Wintek Corp..........................................   441,087     211,257
   #Wistron Corp.........................................   327,183     379,144
    Wistron NeWeb Corp...................................    35,446      65,344
   #WPG Holdings, Ltd....................................   234,301     315,701
   #WT Microelectronics Co., Ltd.........................    65,518      83,526
   *WUS Printed Circuit Co., Ltd.........................    65,000      27,872
   *Xxentria Technology Materials Corp...................    18,000      33,105
   *Yageo Corp...........................................   387,000     113,819
   *Yang Ming Marine Transport Corp......................   309,558     149,589
    YC INOX Co., Ltd.....................................    70,000      41,291
    Yem Chio Co., Ltd....................................    69,771      45,277
    YFY, Inc.............................................   272,344     131,490
    Yieh Phui Enterprise Co., Ltd........................   202,930      65,314
    Young Fast Optoelectronics Co., Ltd..................    25,400      47,359
    Young Optics, Inc....................................     9,000      22,889
   *Youngtek Electronics Corp............................    25,000      57,481
    Yuanta Financial Holding Co., Ltd....................   989,246     536,481
    Yulon Motor Co., Ltd.................................   169,223     314,089
    Yung Chi Paint & Varnish Manufacturing Co., Ltd......    16,000      32,421
    Yung Tay Engineering Co., Ltd........................   104,000     203,345
    YungShin Global Holding Corp.........................    39,000      54,190
   *Zeng Hsing Industrial Co., Ltd.......................     3,000      10,978
    Zenitron Corp........................................    22,000      13,427
    Zig Sheng Industrial Co., Ltd........................   137,172      46,039
   *Zinwell Corp.........................................    49,000      41,080
    Zippy Technology Corp................................    12,000       9,192
                                                                    -----------
TOTAL TAIWAN.............................................            47,006,625
                                                                    -----------
THAILAND -- (0.9%)
    A.J. Plast PCL (Foreign).............................    42,900      23,881
    Advance Info Service PCL (Foreign)...................    16,300     114,789
    Airports of Thailand PCL (Foreign)...................    55,800     197,414
    Amata Corp. PCL (Foreign)............................    77,000      52,676
    Asia Plus Securities PCL (Foreign)...................   247,700      26,249
    Asian Property Development PCL (Foreign).............   281,640      89,252
    Bangchak Petroleum PCL (Foreign).....................   166,300     200,765

                                     1230

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                            --------- --------
THAILAND -- (Continued)
    Bangkok Aviation Fuel Services PCL (Foreign)...........    18,600 $ 12,787
    Bangkok Bank PCL (Foreign).............................    48,000  354,125
    Bangkok Bank PCL (Foreign) NVDR........................    20,200  141,576
   *Bangkok Chain Hospital PCL (Foreign)...................    14,800    4,765
    Bangkok Dusit Medical Services PCL (Foreign)...........    50,300  224,343
    Bangkok Expressway PCL (Foreign).......................   112,000  154,930
    Bangkok Life Assurance PCL (Foreign) NVDR..............    24,000   56,137
    Bangkokland PCL (Foreign).............................. 2,553,800  145,589
    Bank of Ayudhya PCL (Foreign)..........................    70,100   82,277
    Bank of Ayudhya PCL (Foreign) NVDR.....................   212,100  236,474
    Banpu Coal, Ltd. (Foreign) NVDR........................    13,650  177,606
    Banpu PCL (Foreign)....................................     3,700   48,142
    BEC World PCL (Foreign)................................    65,200  158,518
    Big C Supercenter PCL (Foreign)........................    46,100  332,378
    Bumrungrad Hospital PCL (Foreign)......................     1,800    4,693
    Cal-Comp Electronics (Thailand) PCL (Foreign)..........   387,500   46,261
    Central Pattana PCL (Foreign)..........................    68,200  194,971
    Central Plaza Hotel PCL (Foreign)......................   177,700  174,303
    CH Karnchang PCL (Foreign).............................   152,300  102,146
    Charoen Pokphand Foods PCL (Foreign)...................   215,100  256,071
    Delta Electronics Thailand PCL (Foreign)...............   155,700  185,357
   *Diamond Building Products PCL (Foreign)................    23,900    6,131
   *DSG International Thailand PCL (Foreign)...............    51,400   15,168
    Dynasty Ceramic PCL (Foreign)..........................    31,800   55,453
    Eastern Water Resources Development & Management PCL
      (Foreign)............................................   230,000  102,582
    Electricity Generating PCL (Foreign)...................    22,000  112,877
    Erawan Group PCL (Foreign).............................   152,700   24,272
    Esso (Thailand) PCL (Foreign)..........................   313,000  117,559
   *GFPT PCL(Foreign)......................................   120,600   33,972
    Glow Energy PCL (Foreign)..............................    46,000  121,865
   *GMM Grammy PCL (Foreign)...............................    29,900   17,647
    Hana Microelectronics PCL (Foreign)....................    59,200   46,455
    Hermraj Land & Development PCL (Foreign)............... 1,110,400  135,542
    Home Product Center PCL (Foreign)......................   175,268   81,110
    IRPC PCL (Foreign)..................................... 1,601,300  236,275
   *Italian-Thai Development PCL (Foreign) NVDR............   621,100  124,970
    Jasmine International PCL (Foreign)....................   543,900  109,437
    Kasikornbank PCL (Foreign).............................    26,900  180,416
    Kasikornbank PCL (Foreign) NVDR........................    28,100  187,051
    Khon Kaen Sugar Industry PCL (Foreign).................    74,900   36,420
    Kiatnakin Bank PCL (Foreign)...........................    83,300  138,973
    Krung Thai Bank PCL (Foreign)..........................   601,375  465,854
    Land & Houses PCL (Foreign)............................   212,200   80,411
    Land & Houses PCL (Foreign) NVDR.......................   355,200  134,600
    Lanna Resources PCL (Foreign)..........................    32,300   25,454
    Loxley PCL (Foreign)...................................   265,500   53,421
    LPN Development PCL (Foreign)..........................   103,600   75,390
    Major Cineplex Group PCL (Foreign).....................    69,000   46,509
    MBK PCL (Foreign)......................................    18,300   70,267
    MCOT PCL (Foreign).....................................    36,000   55,835
   *Minor International PCL (Foreign)......................   165,660  138,883
    Polyplex (Thailand) PCL................................    37,600   18,283
    Precious Shipping PCL (Foreign)........................   165,000   90,744
   *Preuksa Real Estate PCL (Foreign)......................   168,300  169,316
    Property Perfect PCL (Foreign).........................   613,500   26,951
    PTT Exploration & Production PCL (Foreign).............    52,785  293,840
    PTT Global Chemical PCL (Foreign)......................   110,845  297,371
    PTT PCL (Foreign)......................................    46,494  531,672
    PTT PCL (Foreign) NVDR.................................    18,900  216,127
    Quality Houses PCL (Foreign)...........................   521,408   53,854
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)............................................    39,100   79,328

                                     1231

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
THAILAND -- (Continued)
   *Robinson Department Store PCL (Foreign)..............    53,100 $   124,648
   *Rojana Industrial Park PCL (Foreign).................   149,500      64,673
    Saha-Union PCL (Foreign).............................    20,600      29,014
   *Sahaviriya Steel Industries PCL (Foreign)............   741,840      15,673
    Samart Corp. PCL (Foreign)...........................    77,500      35,345
   *Samart Telcoms PCL (Foreign).........................    79,600      50,985
    Sansiri PCL (Foreign)................................   527,900      73,290
    SC Asset Corp. PCL (Foreign).........................    53,300      54,069
    Siam Cement PCL (Foreign) NVDR (The).................    10,400     154,849
    Siam City Cement PCL (Foreign).......................    13,200     182,374
    Siam Commercial Bank PCL (Foreign)...................    15,700      94,242
    Siam Commercial Bank PCL (Foreign) NVDR..............    30,100     180,681
    Siam Future Development PCL (Foreign)................    93,000      23,390
   *Siam Global House PCL (Foreign)......................    22,400      17,803
    Siam Makro PCL (Foreign).............................    10,000     149,564
    Siamgas & Petrochemicals PCL (Foreign)...............   130,200      60,254
    Sino Thai Engineering & Construction PCL (Foreign)
      NVDR...............................................    65,000      61,033
   *SNC Former PCL (Foreign).............................     8,800       7,319
    Somboon Advance Technology PCL (Foreign).............    29,800      33,228
    Sri Trang Agro Industry PCL (Foreign)................    14,300       8,920
    Sri Trang Agro-Industry PCL (Foreign) NVDR...........   105,300      65,680
   *Srithai Superware PCL (Foreign)......................    37,200      38,672
    STP & I PCL (Foreign)................................    61,300     144,925
    Supalai PCL (Foreign)................................   222,900     143,517
   *Tata Steel (Thailand) PCL (Foreign).................. 1,030,600      39,399
   *Thai Airways International PCL (Foreign).............   105,000      81,338
   *Thai Airways International PCL (Foreign) NVDR........    60,600      46,944
    Thai Oil PCL (Foreign)...............................   156,100     386,062
   *Thai Reinsurance PCL (Foreign).......................   345,900      60,898
    Thai Stanley Electric PCL (Foreign)..................     9,600      77,264
    Thai Tap Water Supply PCL (Foreign)..................   294,200     101,618
    Thai Union Frozen Products PCL (Foreign).............    95,760     219,972
    Thai Vegetable Oil PCL (Foreign).....................    36,400      31,432
   *Thaicom PCL (Foreign) NVDR...........................   175,300     136,971
    Thanachart Capital PCL (Foreign).....................    94,500     122,799
    Thoresen Thai Agencies PCL (Foreign).................    91,190      54,127
    Ticon Industrial Connection PCL (Foreign)............    86,625      48,512
   *Tipco Asphalt PCL (Foreign)..........................     7,400      11,601
    Tisco Financial Group PCL (Foreign)..................    70,800     124,648
    TMB Bank PCL (Foreign)............................... 3,163,500     239,756
    Total Access Communication PCL (Foreign).............   114,100     330,974
   *Toyo-Thai Corp. PCL (Foreign)........................    18,500      22,024
    TPI Polene PCL (Foreign).............................   242,100     120,157
   *True Corp. PCL (Foreign).............................   540,290     119,581
   *True Corp. PCL (Foreign) NVDR........................   530,800     117,481
    Vanachai Group PCL (Foreign).........................    41,100       6,368
    Vibhavadi Medical Center PCL (Foreign)...............    73,000      20,686
    Vinythai PCL (Foreign) NVDR..........................   124,200      84,966
                                                                    -----------
TOTAL THAILAND...........................................            13,026,486
                                                                    -----------
TURKEY -- (0.5%)
    Adana Cimento Sanayii T.A.S. Series A................    12,989      29,404
    Akbank T.A.S.........................................    75,872     383,676
    Akcansa Cimento A.S..................................     9,502      64,300
   *Akenerji Elektrik Uretim A.S.........................    69,462      66,805
   *Akfen Holding A.S....................................    10,664      61,848
    Aksa Akrilik Kimya Sanayii A.S.......................    22,500      65,267
    Aksigorta A.S........................................    34,947      43,920
    Alarko Holding A.S...................................    14,460      44,767
   *Albaraka Turk Katilim Bankasi A.S....................    85,750      92,767
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S..     1,996      39,459

                                     1232

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
TURKEY -- (Continued)
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S..................  54,184 $ 36,698
   *Anadolu Cam Sanayii A.S...................................  20,947   34,439
    Anadolu Efes Biracilik ve Malt Sanayi A.S.................   4,187   62,547
    Arcelik A.S...............................................  38,968  254,681
    Aselsan Elektronik Sanayi Ve Ticaret A.S..................  28,662  132,818
   *Asya Katilim Bankasi A.S.................................. 115,310  146,246
    Bagfas Bandirma Gubre Fabrikalari A.S.....................   1,050   33,724
    Baticim Bati Anabolu Cimento Sanayii A.S..................   8,178   32,124
    BIM BirlesikMagazalar A.S.................................   2,110  102,307
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.............   1,352   21,687
    Bursa Cimento Fabrikasi A.S...............................   1,341    3,906
    Cimsa Cimento Sanayi ve Ticaret A.S.......................  13,328   77,730
    Coca-Cola Icecek A.S......................................   4,509  109,635
   *Deva Holding A.S..........................................   2,470    2,863
   *Dogan Sirketler Grubu Holding A.S......................... 254,721  156,487
   *Dogan Yayin Holding A.S................................... 107,583   53,896
    Dogus Otomotiv Servis ve Ticaret A.S......................  22,522  114,870
    Eczacibasi Yatirim Holding Ortakligi A.S..................   5,004   17,746
    EGE Seramik Sanayi ve Ticaret A.S.........................  19,423   23,555
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S...................................  35,518   40,805
    Enka Insaat ve Sanayi A.S.................................  29,874   89,705
    Eregli Demir ve Celik Fabrikalari T.A.S................... 187,053  265,962
    Ford Otomotiv Sanayi A.S..................................   9,472  107,735
   *Global Yatirim Holding A.S................................  67,511   54,061
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.......     901   32,162
    Goodyear Lastikleri T.A.S.................................   1,597   57,016
   *GSD Holding A.S...........................................  50,000   23,614
   *Gubre Fabrikalari Ticaret A.S.............................   5,433   49,709
   *Hurriyet Gazetecilik ve Matbaacilik A.S...................  31,589   16,901
   *Ihlas Holding A.S......................................... 197,201  133,444
   *Is Finansal Kiralama A.S..................................  25,052   14,395
   *Isiklar Yatirim Holding A.S...............................  25,583    9,456
   *Izmir Demir Celik Sanayi A.S..............................  67,134  150,093
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A.................................................  31,120   28,513
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B.................................................   7,805    9,362
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D................................................. 121,847  109,525
    Kartonsan Karton Sanayi ve Ticaret A.S....................     618  100,798
   *Kerevitas Gida Sanayii ve Ticaret A.S.....................     440   10,115
    KOC Holding A.S. Series B.................................  49,633  258,985
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.............  52,727  151,022
    Mardin Cimento Sanayii ve Ticaret A.S.....................   5,073   15,933
   *Migros Ticaret A.S........................................   6,594   76,238
    Netas Telekomunikasyon A.S................................  11,580   69,186
    Nuh Cimento Sanayi A.S....................................   9,068   55,729
    Otokar Otomotive Ve Savunma Sanayi A.S....................   1,350   32,011
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.....   5,000   16,735
    Petkim Petrokimya Holding A.S............................. 113,021  197,222
    Pinar Entegre Et ve Un Sanayi A.S.........................     487    1,884
    Pinar SUT Mamulleri Sanayii A.S...........................   5,677   54,272
   *Sekerbank T.A.S...........................................  82,699   88,962
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..................  33,531   40,056
   *TAT Konserve Sanayii A.S..................................  14,877   20,202
    TAV Havalimanlari Holding A.S.............................  18,112  112,737
    Tekfen Holding A.S........................................  39,421  161,397
    Tofas Turk Otomobil Fabrikasi A.S.........................  14,097   85,053
   *Trakya Cam Sanayii A.S....................................  47,318   69,664
    Tupras Turkiye Petrol Rafinerileri A.S....................   2,925   80,684
    Turcas Petrol A.S.........................................  14,616   31,226
   *Turk Hava Yollari A.S..................................... 100,813  374,502
   *Turkcell Iletisim Hizmetleri A.S..........................   1,136    7,099
   *Turkcell Iletisim Hizmetleri A.S. ADR.....................   9,157  143,215

                                     1233

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
TURKEY -- (Continued)
    Turkiye Garanti Bankasi A.S.............................  86,173 $  432,136
    Turkiye Halk Bankasi A.S................................  12,538    123,799
    Turkiye Is Bankasi A.S..................................  96,423    356,304
    Turkiye Sinai Kalkinma Bankasi A.S...................... 134,315    173,501
    Turkiye Sise ve Cam Fabrikalari A.S.....................  98,842    172,463
    Turkiye Vakiflar Bankasi T.A.O..........................  98,909    289,028
   *Ulker Biskuvi Sanayi A.S................................  18,064    102,782
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S.................  14,500     21,830
   *Vestel Elektronik Sanayi ve Ticaret A.S.................  24,328     25,855
   *Yapi ve Kredi Bankasi A.S...............................  45,205    132,630
   *Zorlu Enerji Elektrik Uretim A.S........................  29,476     23,294
                                                                     ----------
TOTAL TURKEY................................................          7,611,179
                                                                     ----------
UNITED KINGDOM -- (14.1%)
    4imprint Group P.L.C....................................     532      2,995
    888 Holdings P.L.C......................................  92,692    168,193
    A.G. Barr P.L.C.........................................  11,295     97,282
    Aberdeen Asset Management P.L.C......................... 128,290    818,773
    Acal P.L.C..............................................   3,957     12,548
   *Admiral Group P.L.C.....................................   7,927    153,936
    Aegis Group P.L.C....................................... 161,140    599,744
   *Afren P.L.C............................................. 208,494    474,920
    African Barrick Gold P.L.C..............................   6,634     37,408
    Aga Rangemaster Group P.L.C.............................  23,457     31,627
   *Aggreko P.L.C...........................................  12,598    318,630
   *Alent P.L.C.............................................  67,651    359,113
    Amec P.L.C..............................................  51,061    874,922
   *Amlin P.L.C............................................. 121,500    739,017
   *Anglo American P.L.C....................................  84,783  2,535,968
    Anglo Pacific Group P.L.C...............................   6,015     26,527
   *Anglo-Eastern Plantations P.L.C.........................     542      6,172
   *Anite P.L.C.............................................  25,991     59,406
   *Antofagasta P.L.C.......................................  31,331    568,114
    ARM Holdings P.L.C......................................  33,625    460,595
   *ARM Holdings P.L.C. Sponsored ADR.......................   7,813    320,802
   *Ashmore Group P.L.C.....................................  27,484    155,746
   *Ashtead Group P.L.C..................................... 118,226    850,767
    Associated British Foods P.L.C..........................  32,004    887,481
    Assura Group, Ltd.......................................  61,888     33,143
  #*AstraZeneca P.L.C. Sponsored ADR........................  53,810  2,592,566
    Aveva Group P.L.C.......................................   1,771     60,686
    Aviva P.L.C............................................. 343,977  2,004,128
  #*Aviva P.L.C. Sponsored ADR..............................  15,391    180,229
   *AZ Electronic Materials SA..............................  12,705     75,252
   *Babcock International Group P.L.C.......................  53,786    885,656
    BAE Systems P.L.C....................................... 258,138  1,389,300
   *Balfour Beatty P.L.C.................................... 137,860    579,669
    Barclays P.L.C.......................................... 504,400  2,421,645
    Barclays P.L.C. Sponsored ADR...........................  73,729  1,412,648
   *Barratt Developments P.L.C.............................. 237,322    818,760
   *BBA Aviation P.L.C...................................... 117,727    414,084
   *Beazley P.L.C........................................... 122,034    354,962
    Bellway P.L.C...........................................  27,351    481,103
   *Berendsen P.L.C.........................................  34,244    331,501
   *Berkeley Group Holdings P.L.C. (The)....................  25,003    725,019
    Betfair Group P.L.C.....................................   5,713     60,265
   *BG Group P.L.C.......................................... 135,356  2,402,412
    BHP Billiton P.L.C......................................  16,423    563,173
  #*BHP Billiton P.L.C. ADR.................................  28,708  1,970,517
   *Bodycote P.L.C..........................................  42,167    308,822
    Booker Group P.L.C...................................... 151,493    252,499

                                     1234

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
   *Bovis Homes Group P.L.C.................................  32,015 $  303,989
    BP P.L.C................................................   1,306      9,673
    BP P.L.C. Sponsored ADR................................. 219,070  9,752,996
    Braemar Shipping Services P.L.C.........................     660      3,982
   *Brammer P.L.C...........................................   8,216     42,680
   *Brewin Dolphin Holdings P.L.C...........................  44,621    147,876
    British American Tobacco P.L.C..........................  12,488    649,018
   *British American Tobacco P.L.C. Sponsored ADR...........   1,800    187,020
    British Sky Broadcasting Group P.L.C. Sponsored ADR.....   4,853    252,356
    Britvic P.L.C...........................................  21,967    156,344
    BT Group P.L.C. Sponsored ADR...........................  17,500    690,550
   *BTG P.L.C...............................................  50,010    262,849
   *Bunzl P.L.C.............................................  35,708    641,621
    Burberry Group P.L.C....................................  26,952    579,006
    Bwin.Party Digital Entertainment P.L.C..................  99,289    175,391
    Cable & Wireless Communications P.L.C................... 252,269    163,376
   *Cairn Energy P.L.C......................................  63,474    288,470
    Cape P.L.C..............................................  18,329     64,573
   *Capita P.L.C............................................  24,608    306,812
    Capital & Counties Properties P.L.C.....................  14,668     56,263
   *Capital & Regional P.L.C................................  19,615      8,873
   *Carillion P.L.C.........................................  96,286    465,569
    Carnival P.L.C..........................................  14,078    570,652
    Carnival P.L.C. ADR.....................................   5,490    221,686
    Castings P.L.C..........................................   1,976     10,661
   *Catlin Group, Ltd.......................................  73,758    611,839
   *Centamin P.L.C.......................................... 152,635    136,575
   *Centrica P.L.C.......................................... 169,980    943,884
    Charles Stanley Group P.L.C.............................     382      2,156
    Chemring Group P.L.C....................................  38,846    175,141
   *Chesnara P.L.C..........................................  16,414     56,279
    Chime Communications P.L.C..............................   5,226     19,684
   *Cineworld Group P.L.C...................................  19,143     81,333
   *Clarkson P.L.C..........................................       4         88
   *Clinton Cards P.L.C.....................................  19,726         --
   *Close Brothers Group P.L.C..............................  34,717    545,749
   *Cobham P.L.C............................................ 183,488    615,956
   *Colt Group SA...........................................  51,533     86,491
   *Compass Group P.L.C.....................................  67,952    822,591
   *Computacenter P.L.C.....................................  19,863    141,983
   *Consort Medical P.L.C...................................   5,759     65,108
    Costain Group P.L.C.....................................   7,600     31,834
    Cranswick P.L.C.........................................  10,799    161,280
   *Croda International P.L.C...............................  10,466    402,187
   *CSR P.L.C...............................................  49,128    281,433
   *Daily Mail & General Trust P.L.C. Series A..............  38,240    363,409
   *Dairy Crest Group P.L.C.................................  31,624    208,522
    Darty P.L.C.............................................  78,383     74,878
    De La Rue P.L.C.........................................  16,121    230,213
    Debenhams P.L.C......................................... 311,419    500,013
   *Dechra Pharmaceuticals P.L.C............................   6,758     66,503
    Development Securities P.L.C............................  21,496     56,972
   *Devro P.L.C.............................................  32,535    175,837
    Diageo P.L.C............................................  11,221    334,027
   *Diageo P.L.C. Sponsored ADR.............................   3,600    429,480
   *Dialight P.L.C..........................................   1,657     29,259
   *Dignity P.L.C...........................................   5,273     97,558
    Diploma P.L.C...........................................  23,973    211,660
   *Dixons Retail P.L.C..................................... 736,325    321,221
   *Domino Printing Sciences P.L.C..........................  20,220    211,210
   *Domino's Pizza Group P.L.C..............................   5,403     44,093

                                     1235

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                            SHARES    VALUE++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
   *Drax Group P.L.C.......................................  79,812 $   750,029
   *DS Smith P.L.C......................................... 175,244     615,539
    E2V Technologies P.L.C.................................  21,031      37,628
   *easyJet P.L.C..........................................  35,052     517,237
   *Electrocomponents P.L.C................................  69,137     267,137
   *Elementis P.L.C........................................  78,622     263,222
   *EnQuest P.L.C.......................................... 134,515     275,561
   *Enterprise Inns P.L.C.................................. 108,827     154,641
   *Essar Energy P.L.C.....................................  39,100      80,961
   *Eurasian Natural Resources Corp. P.L.C.................  32,042     167,501
   *Euromoney Institutional Investor P.L.C.................  10,525     148,621
   *Evraz P.L.C............................................  26,252     119,303
   *Exillon Energy P.L.C...................................   3,012       7,711
   *Experian P.L.C.........................................  51,677     883,998
   *F&C Asset Management P.L.C............................. 103,600     173,368
   *Fenner P.L.C...........................................  44,556     267,981
   *Ferrexpo P.L.C.........................................  39,241     158,327
    Fiberweb P.L.C.........................................   7,865       9,117
   *Fidessa Group P.L.C....................................   2,349      57,261
   *Filtrona P.L.C.........................................  45,981     419,787
   *Findel P.L.C........................................... 158,182      19,167
   *FirstGroup P.L.C....................................... 106,507     327,283
   *Fortune Oil P.L.C...................................... 115,186      21,055
    French Connection Group P.L.C..........................  18,083       7,763
   *Fresnillo P.L.C........................................   4,140     108,830
    Fuller Smith & Turner P.L.C. Series A..................   1,188      14,346
   *G4S P.L.C.............................................. 249,405   1,097,840
   *Galliford Try P.L.C....................................  15,744     205,398
   *Gem Diamonds, Ltd......................................  22,136      56,135
   *Genus P.L.C............................................  11,662     262,600
   *GKN P.L.C.............................................. 294,985   1,126,283
   *GlaxoSmithKline P.L.C. Sponsored ADR...................  22,100   1,007,981
   *Go-Ahead Group P.L.C...................................   6,307     130,611
    Greencore Group P.L.C.................................. 118,608     209,830
    Greene King P.L.C......................................  50,527     534,198
   *Greggs P.L.C...........................................  20,903     158,427
    Halfords Group P.L.C...................................  42,888     231,727
   *Halma P.L.C............................................  56,059     409,453
   *Hardy Oil & Gas P.L.C..................................  11,545      19,561
   *Hargreaves Lansdown P.L.C..............................  12,626     138,310
   *Hays P.L.C.............................................  99,275     140,035
    Headlam Group P.L.C....................................   8,095      44,801
    Helical Bar P.L.C......................................  19,925      72,754
   *Henderson Group P.L.C.................................. 203,613     500,114
   *Heritage Oil P.L.C.....................................  20,575      65,073
    Hikma Pharmaceuticals P.L.C............................  26,506     338,890
    Hill & Smith Holdings P.L.C............................  15,225     112,970
   *Hiscox, Ltd............................................  87,095     654,494
   *Hochschild Mining P.L.C................................  26,850     180,003
    Hogg Robinson Group P.L.C..............................   5,845       4,700
    Home Retail Group P.L.C................................ 199,932     380,338
    Homeserve P.L.C........................................  43,862     161,243
   *Howden Joinery Group P.L.C.............................  68,123     202,459
    HSBC Holdings P.L.C.................................... 341,216   3,880,210
   *HSBC Holdings P.L.C. Sponsored ADR..................... 187,245  10,646,751
   *Hunting P.L.C..........................................  26,687     358,631
    Huntsworth P.L.C.......................................  53,480      35,397
    Hyder Consulting P.L.C.................................   2,420      18,135
   *ICAP P.L.C............................................. 100,833     521,445
   *IG Group Holdings P.L.C................................  39,073     277,150
   *Imagination Technologies Group P.L.C...................  28,730     232,242

                                     1236

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                          --------- ----------
UNITED KINGDOM -- (Continued)
   *IMI P.L.C............................................    39,971 $  741,073
   *Imperial Tobacco Group P.L.C.........................    45,625  1,696,522
   *Inchcape P.L.C.......................................    96,157    721,537
   *Informa P.L.C........................................   130,798    993,205
   *Inmarsat P.L.C.......................................    66,511    679,988
   *Innovation Group P.L.C...............................   127,273     49,427
   *InterContinental Hotels Group P.L.C. ADR.............    13,160    386,378
   *International Consolidated Airlines Group SA
     (B5282K0)...........................................    10,448     35,355
   *International Consolidated Airlines Group SA
     (B5M6XQ7)...........................................   218,787    736,639
   *International Ferro Metals, Ltd......................    99,556     21,278
   *Interserve P.L.C.....................................    29,922    210,519
   *Intertek Group P.L.C.................................     6,743    332,454
   *Invensys P.L.C.......................................    62,931    344,540
    Investec P.L.C.......................................   125,375    917,582
   *IP Group P.L.C.......................................    44,726     88,047
   *ITE Group P.L.C......................................    13,684     55,541
    ITV P.L.C............................................   517,943    941,396
   *James Fisher & Sons P.L.C............................     7,969    102,958
   *Jardine Lloyd Thompson Group P.L.C...................     9,264    115,341
    JD Sports Fashion P.L.C..............................     4,648     54,869
   *JD Wetherspoon P.L.C.................................    23,870    193,714
   *JKX Oil & Gas P.L.C..................................    20,803     18,131
   *John Menzies P.L.C...................................    16,607    182,706
   *John Wood Group P.L.C................................    69,512    886,537
   *Johnson Matthey P.L.C................................    22,528    808,475
   *Jupiter Fund Management P.L.C........................    41,133    211,861
   *Kazakhmys P.L.C......................................    47,811    553,394
   *Kcom Group P.L.C.....................................    56,484     64,435
   *Keller Group P.L.C...................................    10,408    118,955
   *Kier Group P.L.C.....................................     5,704    122,026
   *Kingfisher P.L.C.....................................   398,044  1,700,981
   *Kofax P.L.C..........................................    12,460     60,235
   *Ladbrokes P.L.C......................................   106,544    358,732
    Laird P.L.C..........................................    63,232    224,010
   *Lamprell P.L.C.......................................    32,596     66,716
    Lancashire Holdings, Ltd.............................    38,207    499,097
    Laura Ashley Holdings P.L.C..........................    51,893     22,620
   *Lavendon Group P.L.C.................................    42,045    116,782
   *Legal & General Group P.L.C..........................   989,741  2,390,130
   *Lloyds Banking Group P.L.C........................... 1,270,211  1,039,681
   *Lloyds Banking Group P.L.C. Sponsored ADR............   381,860  1,256,319
    London Stock Exchange Group P.L.C....................    31,289    597,614
  #*Lonmin P.L.C.........................................    55,403    308,631
    Lookers P.L.C........................................    40,097     50,397
    Low & Bonar P.L.C....................................    44,867     41,121
   *Man Group P.L.C......................................   269,223    377,026
    Management Consulting Group P.L.C....................    25,041     10,204
   *Marks & Spencer Group P.L.C..........................   181,594  1,092,486
    Marshalls P.L.C......................................    34,860     60,483
    Marston's P.L.C......................................   140,945    298,909
   *McBride P.L.C........................................    42,318     89,781
    Mears Group P.L.C....................................    16,241     94,054
   *Mecom Group P.L.C....................................     4,221      6,135
    Meggitt P.L.C........................................   140,002    965,423
   *Melrose Industries P.L.C.............................   220,647    818,460
   *Michael Page International P.L.C.....................    20,330    131,276
   *Micro Focus International P.L.C......................     5,027     48,629
   *Millennium & Copthorne Hotels P.L.C..................    35,630    306,622
   *Mitchells & Butlers P.L.C............................    47,161    248,801
   *Mitie Group P.L.C....................................    74,055    330,913
   *Mondi P.L.C..........................................    82,612    978,768

                                     1237

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
UNITED KINGDOM -- (Continued)
   *Moneysupermarket.com Group P.L.C......................  76,979 $   224,891
   *Morgan Crucible Co. P.L.C.............................  63,836     281,034
    Morgan Sindall Group P.L.C............................   7,261      65,658
   *Mothercare P.L.C......................................  19,114      94,124
    N Brown Group P.L.C...................................  29,289     171,309
   *National Express Group P.L.C..........................  77,191     254,128
    National Grid P.L.C...................................   3,445      37,721
    National Grid P.L.C. Sponsored ADR....................  17,429     957,201
    New World Resources P.L.C. Series A...................   3,300      15,162
   *Next P.L.C............................................  12,985     835,309
    Northgate P.L.C.......................................  22,554     113,896
   *Novae Group P.L.C.....................................  10,009      67,322
   *Ocado Group P.L.C.....................................  25,424      42,675
   *Old Mutual P.L.C...................................... 633,171   1,879,698
   *Oxford Instruments P.L.C..............................   5,840     151,967
    Pace P.L.C............................................  58,128     207,927
   *PayPoint P.L.C........................................   4,568      60,642
    Pearson P.L.C.........................................   3,121      59,061
   *Pearson P.L.C. Sponsored ADR..........................  66,750   1,266,915
   *Pendragon P.L.C....................................... 223,487      73,940
   *Pennon Group P.L.C....................................  42,017     450,593
   *Persimmon P.L.C.......................................  70,131     937,480
   *Petra Diamonds, Ltd...................................  24,450      42,300
   *Petrofac, Ltd.........................................   9,303     241,339
   *Petropavlovsk P.L.C...................................  37,581     207,190
   *Phoenix Group Holdings P.L.C..........................   1,268      12,897
    Phoenix IT Group, Ltd.................................   2,221       5,555
   *Photo-Me International P.L.C..........................  39,461      41,135
   *Premier Farnell P.L.C.................................  42,543     142,892
   *Premier Foods P.L.C...................................  53,326      79,113
   *Premier Oil P.L.C.....................................  93,318     552,540
    Provident Financial P.L.C.............................   8,011     183,275
    Prudential P.L.C...................................... 133,912   2,032,765
   *Prudential P.L.C. ADR.................................  39,541   1,204,814
   *Punch Taverns P.L.C................................... 158,338      26,872
   *PV Crystalox Solar P.L.C..............................  38,917       7,904
   *PZ Cussons P.L.C......................................  26,272     161,954
    Qinetiq Group P.L.C................................... 141,445     421,723
   *Quintain Estates & Development P.L.C..................  59,057      57,395
   *Randgold Resources, Ltd...............................   1,838     173,124
   *Raven Russia, Ltd.....................................  23,171      23,316
   *Reckitt Benckiser Group P.L.C.........................  10,751     716,250
   *Redrow P.L.C..........................................  58,976     174,241
   *Reed Elsevier P.L.C. ADR..............................   6,110     265,846
   *Regus P.L.C........................................... 126,840     241,165
   *Renishaw P.L.C........................................   5,546     164,461
    Rentokil Initial P.L.C................................ 241,412     341,604
   *Resolution, Ltd....................................... 316,732   1,315,619
   *Restaurant Group P.L.C................................  26,063     155,498
   *Rexam P.L.C........................................... 164,026   1,219,307
    Ricardo P.L.C.........................................  11,315      73,097
   *Rightmove P.L.C.......................................  10,807     287,093
    Rio Tinto P.L.C.......................................  18,769   1,060,336
  #*Rio Tinto P.L.C. Sponsored ADR........................  39,232   2,215,431
    RM P.L.C..............................................  12,287      14,725
    Robert Walters P.L.C..................................  18,804      63,661
   *Rolls-Royce Holdings P.L.C............................ 111,335   1,671,458
   *Rotork P.L.C..........................................   6,805     285,782
   *Royal Bank of Scotland Group P.L.C.................... 102,482     557,233
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR.....  15,134     165,112
    Royal Dutch Shell P.L.C. ADR.......................... 185,909  13,519,302

                                     1238

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
UNITED KINGDOM -- (Continued)
    Royal Dutch Shell P.L.C. Series A.......................   3,748 $  132,861
    Royal Dutch Shell P.L.C. Series B.......................  59,695  2,169,720
    RPC Group P.L.C.........................................  36,380    247,664
   *RPS Group P.L.C.........................................  55,957    204,103
   *RSA Insurance Group P.L.C............................... 812,671  1,698,293
    SABMiller P.L.C.........................................  28,245  1,410,338
    Safestore Holdings P.L.C................................  22,232     44,089
   *Sage Group P.L.C........................................ 228,723  1,171,201
    Sainsbury (J.) P.L.C.................................... 170,874    895,262
   *Salamander Energy P.L.C.................................  51,404    149,253
   *Savills P.L.C...........................................  30,035    235,793
   *Schroders P.L.C.........................................  20,241    622,001
   *Schroders P.L.C. Non-Voting.............................   9,829    245,308
   *SDL P.L.C...............................................  19,688    163,641
   *Senior P.L.C............................................ 102,206    326,077
   *Serco Group P.L.C.......................................  35,217    309,629
    Severfield-Rowen P.L.C..................................  16,707     20,098
    Severn Trent P.L.C......................................  18,370    472,503
    Shanks Group P.L.C......................................  89,372    129,669
   *Shire P.L.C. ADR........................................   3,900    390,546
   *SIG P.L.C............................................... 118,528    248,142
   *Smith & Nephew P.L.C....................................   6,969     80,359
   #Smith & Nephew P.L.C. Sponsored ADR.....................   6,600    380,490
   *Smiths Group P.L.C......................................  26,800    521,442
   *Smiths News P.L.C.......................................  38,588    100,076
   *Soco International P.L.C................................  48,134    291,780
   *Southern Cross Healthcare Group P.L.C...................  27,892         --
   *Spectris P.L.C..........................................  17,304    606,140
   *Speedy Hire P.L.C.......................................  86,930     52,958
   *Spirax-Sarco Engineering P.L.C..........................   9,387    335,016
   *Spirent Communications P.L.C............................  84,310    214,522
    Spirit Pub Co. P.L.C.................................... 158,338    168,825
   *Sports Direct International P.L.C.......................  38,350    240,231
   *SSE P.L.C...............................................  56,599  1,273,926
    St. Ives Group P.L.C....................................   9,000     16,729
    St. James's Place P.L.C.................................  31,254    229,040
   *St. Modwen Properties P.L.C.............................  38,644    145,107
   *Stagecoach Group P.L.C..................................  58,891    286,021
   *Standard Chartered P.L.C................................ 170,094  4,522,535
   *Standard Life P.L.C..................................... 380,824  2,088,421
   *Sthree P.L.C............................................  10,289     54,784
   *SuperGroup P.L.C........................................   5,121     49,336
    Synergy Health P.L.C....................................  14,056    244,759
   *Synthomer P.L.C.........................................  33,145    102,985
   *TalkTalk Telecom Group P.L.C............................  79,276    297,203
   *Talvivaara Mining Co. P.L.C.............................  19,546     27,716
   *Tate & Lyle P.L.C.......................................  66,559    857,700
   *Taylor Wimpey P.L.C..................................... 741,551    836,588
   *Telecity Group P.L.C....................................  21,324    286,471
   *Telecom Plus P.L.C......................................   5,150     79,069
   *Tesco P.L.C............................................. 522,999  2,955,783
   *Thomas Cook Group P.L.C................................. 182,726    195,294
    Topps Tiles P.L.C.......................................  17,420     15,108
   *Travis Perkins P.L.C....................................  52,171  1,000,004
   *Trinity Mirror P.L.C....................................  63,910     98,541
   *TT electronics P.L.C....................................  33,119     84,452
   *TUI Travel P.L.C........................................ 105,022    483,777
   *Tullett Prebon P.L.C....................................  58,399    221,889
   *Tullow Oil P.L.C........................................  28,875    520,632
   *UBM P.L.C...............................................  37,493    446,601
   *Ultra Electronics Holdings P.L.C........................   6,518    169,986

                                     1239

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED


                                                         SHARES     VALUE++
                                                         ------- --------------
UNITED KINGDOM -- (Continued)
    Unilever P.L.C......................................     294 $       11,976
   *Unilever P.L.C. Sponsored ADR.......................  10,600        431,314
   *Unite Group P.L.C...................................  30,144        135,991
    United Drug P.L.C...................................  68,807        299,695
    United Utilities Group P.L.C........................  53,529        621,170
    United Utilities Group P.L.C. ADR...................     154          3,594
   *Vectura Group P.L.C.................................  49,345         72,773
    Vedanta Resources P.L.C.............................  23,426        447,356
   *Vesuvius P.L.C......................................  67,651        388,234
   *Victrex P.L.C.......................................   5,665        137,558
   *Vitec Group P.L.C. (The)............................   9,130         88,316
    Vodafone Group P.L.C................................  13,189         35,995
    Vodafone Group P.L.C. Sponsored ADR................. 343,133      9,374,394
    Volex P.L.C.........................................   1,054          1,666
   *Weir Group P.L.C. (The).............................  28,894        909,418
   *WH Smith P.LC.......................................  15,166        160,184
   *Whitbread P.L.C.....................................  30,915      1,259,974
    William Hill P.L.C.................................. 142,336        868,316
   *William Morrison Supermarkets P.L.C................. 275,095      1,094,180
   *Wincanton P.L.C.....................................  14,780         15,956
   *Wolfson Microelectronics P.L.C......................  35,460        113,291
    Wolseley P.L.C......................................  48,601      2,268,290
    Wolseley P.L.C. ADR.................................     956          4,474
   *WPP P.L.C...........................................  34,286        539,823
   *WPP P.L.C. Sponsored ADR............................  20,117      1,577,776
   *WS Atkins P.L.C.....................................  10,816        142,238
   *Xchanging P.L.C.....................................  53,555        103,180
    Xstrata P.L.C....................................... 176,940      3,331,095
                                                                 --------------
TOTAL UNITED KINGDOM....................................            207,373,630
                                                                 --------------
UNITED STATES -- (0.0%)
   *Biota Pharmaceuticals, Inc..........................   4,271         16,872
   *Prothena Corp. P.L.C................................     794          4,772
                                                                 --------------
TOTAL UNITED STATES.....................................                 21,644
                                                                 --------------
TOTAL COMMON STOCKS.....................................          1,398,232,947
                                                                 --------------
PREFERRED STOCKS -- (1.1%)
BRAZIL -- (1.0%)
    AES Tiete SA........................................   7,800         81,277
    Alpargatas SA.......................................  12,320         89,089
    Banco ABC Brasil SA.................................  10,650         77,762
    Banco Bradesco SA Sponsored ADR..................... 137,903      2,534,657
    Banco Daycoval SA...................................  11,200         57,818
    Banco do Estado do Rio Grande do Sul SA.............  36,850        315,511
    Banco Industrial e Comercial SA.....................  10,100         32,207
    Banco Panamericano SA...............................  32,000         95,453
    Banco Pine SA.......................................   1,156          8,458
    Braskem SA Preferred Series A.......................  14,800        111,556
    Braskem SA Sponsored ADR............................   7,677        116,690
    Centrais Eletricas Brasilerias SA...................   4,000         25,390
    Centrais Eletricas de Santa Catarina SA.............   2,600         31,218
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      SA................................................   2,800        132,031
    Cia Brasileira de Distribuicao Grupo Pao de Acucar
      SA Series A Sponsored ADR.........................   7,747        369,842
    Cia de Bebidas das Americas SA ADR..................  10,500        494,130
   *Cia de Gas de Sao Paulo SA Preferred Series A.......   2,800         81,271
    Cia de Saneamento do Parana SA......................     200          1,024
   *Cia de Tecidos Norte de Minas - Coteminas SA........  11,500         20,212
    Cia de Transmissao de Energia Eletrica Paulista SA
      Series A..........................................   2,600         45,698
    Cia Energetica de Minas Gerais SA...................   5,328         57,787
    Cia Energetica de Minas Gerais SA Sponsored ADR.....  10,140        111,337
    Cia Energetica de Sao Paulo SA Preferred Series B...  12,900        128,006

                                     1240

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    Cia Energetica do Ceara SA Preferred Series A........     5,000 $   107,967
    Cia Ferro Ligas da Bahia - Ferbasa...................    11,500      68,145
    Cia Paranaense de Energia SA Sponsored ADR
      Series A...........................................     7,845     126,775
    Contax Participacoes SA..............................     6,800      92,233
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA...........................................    14,146      96,966
    Eucatex SA Industria e Comercio SA...................     4,600      20,212
    Gerdau SA............................................     8,687      76,211
    Gerdau SA Sponsored ADR..............................    96,183     849,296
   *Gol Linhas Aereas Inteligentes SA....................     9,600      69,854
   *Inepar SA Industria e Construcoes....................    14,900      12,421
    Itau Unibanco Holding SA.............................    58,500   1,009,102
    Itau Unibanco Holding SA ADR.........................    25,232     434,747
    Klabin SA............................................   103,100     706,714
    Lojas Americanas SA..................................    25,928     231,371
    Marcopolo SA.........................................    45,300     305,966
    Oi SA................................................     4,430      17,908
    Parana Banco SA......................................    12,000      83,039
    Petroleo Brasileiro SA ADR...........................   126,710   2,292,184
    Randon Participacoes SA..............................    26,400     155,774
    Saraiva SA Livreiros Editores........................     5,100      66,101
   *Suzano Papel e Celulose SA...........................    50,425     184,851
    Telefonica Brasil SA ADR.............................    12,260     308,707
    Ultrapar Participacoes SA Sponsored ADR..............    28,612     689,549
    Unipar Participacoes SA Preferred Series B...........   143,600      33,171
    Usinas Siderurgicas de Minas Gerais SA Perferred
      Series A...........................................    87,405     453,847
    Vale SA Sponsored ADR................................   104,605   2,013,646
                                                                    -----------
TOTAL BRAZIL.............................................            15,525,181
                                                                    -----------
CHILE -- (0.0%)
    Embotelladora Andina SA Preferred Series B...........    17,884     117,633
    Sociedad Quimica y Minera de Chile SA Sponsored ADR..       800      45,472
                                                                    -----------
TOTAL CHILE..............................................               163,105
                                                                    -----------
COLOMBIA -- (0.0%)
    Grupo Aval Acciones y Valores........................    24,200      17,243
                                                                    -----------
GERMANY -- (0.1%)
    Porsche Automobil Holding SE.........................    12,175   1,060,041
                                                                    -----------
TOTAL PREFERRED STOCKS...................................            16,765,570
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Yancoal Australia, Ltd. Contigent Value Rights.......    11,151      28,725
                                                                    -----------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR...........................    13,597          --
   *Elia System Operator SA STRIP VVPR...................       222          --
   *Nyrstar NV STRIP VVPR................................    10,920          --
   *Tessenderlo Chemie NV STRIP VVPR.....................       822          --
                                                                    -----------
TOTAL BELGIUM............................................                    --
                                                                    -----------
BRAZIL -- (0.0%)
   *Equatorial Energia SA Rights 02/19/13................       784         335
   *Viver Incorporadora e Construtora SA Receipts........     6,773       2,857
                                                                    -----------
TOTAL BRAZIL.............................................                 3,192
                                                                    -----------
CHILE -- (0.0%)
   *Corpbanca SA Rights 02/14/13......................... 1,067,492       1,157
                                                                    -----------
INDIA -- (0.0%)
   *Bajaj Finance, Ltd. Rights 02/21/2013................       383       1,376
                                                                    -----------

                                     1241

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                       SHARES       VALUE++
                                                      ---------- --------------
MALAYSIA -- (0.0%)
   *Malayan Flour Mills Berhad Warrants 05/09/17.....      1,900 $          131
                                                                 --------------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights......................    147,517            706
                                                                 --------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13...............         36              8
                                                                 --------------
SWEDEN -- (0.0%)
   *PA Resources AB Rights 01/23/13..................    852,294         14,746
                                                                 --------------
TAIWAN -- (0.0%)
   *Wah Hong Industrial Corp. Rights 03/06/13........        424             67
                                                                 --------------
UNITED KINGDOM -- (0.0%)
   *Phoenix Group Holdings P.L.C. Rights 02/15/13....        247            548
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    50,656
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S) @DFA Short Term Investment Fund..................  4,667,243     54,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $147,818) to be
     repurchased at $144,921......................... $      145        144,920
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................                54,144,920
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,226,993,092)^^............................            $1,469,194,093
                                                                 ==============

                                     1242

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                               ------------ ------------ ------- ------------
  Common Stocks
     Australia................ $  2,174,125 $ 71,379,935   --    $ 73,554,060
     Austria..................           --    5,314,251   --       5,314,251
     Belgium..................    1,768,117   10,885,371   --      12,653,488
     Brazil...................   27,859,047       48,951   --      27,907,998
     Canada...................  108,741,612      315,654   --     109,057,266
     Chile....................    6,867,942       20,900   --       6,888,842
     China....................    8,678,812   61,508,447   --      70,187,259
     Colombia.................    1,411,534           --   --       1,411,534
     Czech Republic...........           --    1,272,843   --       1,272,843
     Denmark..................      705,323   10,130,358   --      10,835,681
     Egypt....................           --      106,858   --         106,858
     Finland..................      139,015   15,527,651   --      15,666,666
     France...................    9,408,322   69,888,864   --      79,297,186
     Germany..................    9,641,338   55,772,585   --      65,413,923
     Greece...................      435,790    3,220,740   --       3,656,530
     Hong Kong................       23,428   27,523,780   --      27,547,208
     Hungary..................       39,231    1,146,873   --       1,186,104
     India....................    1,410,392   26,256,752   --      27,667,144
     Indonesia................      202,779   11,307,670   --      11,510,449
     Ireland..................    1,421,059    4,856,991   --       6,278,050
     Israel...................    1,904,713    4,916,151   --       6,820,864
     Italy....................    2,677,853   22,929,998   --      25,607,851
     Japan....................   14,122,526  187,238,640   --     201,361,166
     Malaysia.................           --   12,275,054   --      12,275,054
     Mexico...................   22,533,396           --   --      22,533,396
     Netherlands..............    7,474,990   19,007,730   --      26,482,720
     New Zealand..............       25,938    2,989,678   --       3,015,616
     Norway...................    1,477,972   10,930,889   --      12,408,861
     Peru.....................      550,880           --   --         550,880
     Philippines..............       68,870    6,796,956   --       6,865,826
     Poland...................           --    5,707,217   --       5,707,217
     Portugal.................           --    3,914,465   --       3,914,465
     Russia...................      327,264    7,745,426   --       8,072,690
     Singapore................           --   17,947,084   --      17,947,084
     South Africa.............    3,080,074   21,691,450   --      24,771,524
     South Korea..............    4,493,893   51,305,885   --      55,799,778
     Spain....................    4,430,730   20,369,746   --      24,800,476
     Sweden...................    1,067,476   33,510,332   --      34,577,808
     Switzerland..............   13,844,858   58,421,909   --      72,266,767
     Taiwan...................      329,166   46,677,459   --      47,006,625
     Thailand.................   12,965,588       60,898   --      13,026,486
     Turkey...................      143,215    7,467,964   --       7,611,179
     United Kingdom...........   63,065,488  144,308,142   --     207,373,630
     United States............       21,644           --   --          21,644

                                     1243

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Preferred Stocks
   Brazil................... $ 15,525,181             --   --    $   15,525,181
   Chile....................      163,105             --   --           163,105
   Colombia.................       17,243             --   --            17,243
   Germany..................           -- $    1,060,041   --         1,060,041
Rights/Warrants
   Australia................           --         28,725   --            28,725
   Belgium..................           --             --   --                --
   Brazil...................           --          3,192   --             3,192
   Chile....................           --          1,157   --             1,157
   India....................           --          1,376   --             1,376
   Malaysia.................           --            131   --               131
   Poland...................           --            706   --               706
   Spain....................           --              8   --                 8
   Sweden...................           --         14,746   --            14,746
   Taiwan...................           --             67   --                67
   United Kingdom...........           --            548   --               548
Securities Lending
  Collateral................           --     54,144,920   --        54,144,920
                             ------------ --------------   --    --------------
TOTAL....................... $351,239,929 $1,117,954,164   --    $1,469,194,093
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1244

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           SCHEDULES OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

             LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                                                                      VALUE+
                                                                    -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company...................................       $72,109,051
                                                                    -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $61,851,003)^^....................................       $72,109,051
                                                                    ===========

Summary of the Portfolio's Master Fund's investments as of January 31, 2013, based on their valuation inputs, is located within this report (See Security Valuation Note).

              See accompanying Notes to Schedules of Investments.

                                     1245

                       VA U.S. TARGETED VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (96.9%)
Consumer Discretionary -- (15.5%)
   *1-800-FLOWERS.COM, Inc. Class A............................  6,817 $ 27,404
    A.H. Belo Corp. Class A....................................  5,125   27,060
   *ALCO Stores, Inc...........................................  1,100    8,965
   *Aldila, Inc................................................  1,900    7,524
    Ambassadors Group, Inc.....................................    113      557
    American Greetings Corp. Class A...........................  3,700   59,200
   *America's Car-Mart, Inc....................................  1,412   56,226
   *Arctic Cat, Inc............................................    596   21,539
    Ark Restaurants Corp.......................................    411    7,213
   *Ascent Capital Group, Inc. Class A.........................  1,823  116,143
   *Ballantyne Strong, Inc.....................................  3,604   12,902
  #*Barnes & Noble, Inc........................................ 11,200  149,408
    Bassett Furniture Industries, Inc..........................  2,400   33,408
    Beasley Broadcast Group, Inc. Class A......................  1,850    9,324
   *Beazer Homes USA, Inc......................................  2,866   53,938
    bebe stores, Inc...........................................  3,532   14,764
    Belo Corp. Class A......................................... 12,948  109,670
    Big 5 Sporting Goods Corp..................................    547    7,587
   *Biglari Holdings, Inc......................................    310  114,353
   *Bluegreen Corp.............................................  8,286   79,546
    Bob Evans Farms, Inc.......................................  6,934  306,968
   #Bon-Ton Stores, Inc. (The).................................  1,576   19,779
   *Books-A-Million, Inc.......................................  2,707    6,632
    Bowl America, Inc. Class A.................................    120    1,534
   *Boyd Gaming Corp........................................... 10,794   75,666
    Brown Shoe Co., Inc........................................ 11,700  201,708
   *Build-A-Bear Workshop, Inc.................................  4,475   18,348
   *Cabela's, Inc.............................................. 11,300  583,306
   *Cache, Inc.................................................  2,990    7,385
    Callaway Golf Co........................................... 10,544   69,169
   *Cambium Learning Group, Inc................................  2,293    2,889
    Canterbury Park Holding Corp...............................    332    3,566
    Carriage Services, Inc.....................................  4,499   62,896
   *Carrols Restaurant Group, Inc..............................  1,660   10,408
   *Casual Male Retail Group, Inc..............................  4,600   21,114
   *Cavco Industries, Inc......................................  1,469   76,182
   *Central European Media Enterprises, Ltd. Class A...........  3,200   18,912
   *Charles & Colvard, Ltd.....................................    863    3,314
   *Christopher & Banks Corp...................................  4,071   25,240
    Churchill Downs, Inc.......................................  3,200  206,912
   *Citi Trends, Inc...........................................  1,087   14,066
   *Coast Distribution System, Inc. (The)......................    800    1,680
   *Cobra Electronics Corp.....................................  1,000    4,050
   *Coldwater Creek, Inc.......................................  1,384    5,245
   #Columbia Sportswear Co.....................................  1,400   71,526
   *Conn's, Inc................................................  7,864  223,652
    Core-Mark Holding Co., Inc.................................  3,111  155,954
   *Corinthian Colleges, Inc................................... 16,301   40,100
    CSS Industries, Inc........................................  2,542   57,729
    Culp, Inc..................................................    907   15,873
   *Cumulus Media, Inc. Class A................................    774    2,516
   *Cybex International, Inc...................................    446    1,124
   *dELiA*s, Inc...............................................  4,300    4,429
   *Delta Apparel, Inc.........................................  1,640   23,698
   *Digital Generation, Inc....................................    400    4,004
    Dillard's, Inc. Class A....................................  7,314  617,375
   *DineEquity, Inc............................................  1,100   80,586
   *Dixie Group, Inc. (The)....................................  3,300   13,959

                                     1246

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
   *Dorman Products, Inc.....................................    566 $   19,601
    Dover Downs Gaming & Entertainment, Inc..................    937      2,090
    Dover Motorsports, Inc...................................  3,360      5,779
  #*DreamWorks Animation SKG, Inc. Class A...................  5,213     90,758
   *E.W. Scripps Co. Class A (The)........................... 10,564    116,098
   *EDCI Holdings, Inc.......................................  1,611      5,526
  #*Education Management Corp................................    848      3,672
   *Emerson Radio Corp.......................................  2,934      4,988
   *Entercom Communications Corp. Class A....................  2,272     18,040
   *Entertainment Gaming Asia, Inc...........................    800      1,600
    Escalade, Inc............................................    794      4,359
   *Exide Technologies.......................................  1,959      6,739
  #*FAB Universal Corp.......................................  1,050      3,539
   *Federal-Mogul Corp.......................................  9,173     85,676
    Fisher Communications, Inc...............................  1,403     49,778
    Flexsteel Industries, Inc................................    745     17,478
    Fred's, Inc. Class A.....................................  8,542    112,925
    Frisch's Restaurants, Inc................................    439      8,021
   *Fuel Systems Solutions, Inc..............................    922     13,535
   *Full House Resorts, Inc..................................  1,609      5,181
   *Furniture Brands International, Inc...................... 14,606     20,156
   *Gaiam, Inc. Class A......................................  1,255      4,104
   #GameStop Corp. Class A................................... 13,945    323,524
    Gaming Partners International Corp.......................    300      2,280
    Gannett Co., Inc......................................... 13,832    271,522
   *Genesco, Inc.............................................  1,643    102,408
   *G-III Apparel Group, Ltd.................................  2,120     76,087
   *Gray Television, Inc..................................... 11,264     42,127
   *Gray Television, Inc. Class A............................    700      2,408
    Group 1 Automotive, Inc..................................  5,156    349,267
    Harte-Hanks, Inc.........................................  3,148     25,782
    Hastings Entertainment, Inc..............................  3,200      6,944
    Haverty Furniture Cos., Inc..............................  5,157     92,826
   *Helen of Troy, Ltd.......................................  7,600    275,120
  o*Here Media, Inc..........................................    340         --
  o*Here Media, Inc. Special Shares..........................    340          3
   *hhgregg, Inc.............................................  1,188     10,074
   *Hollywood Media Corp.....................................  1,384      1,813
    Hooker Furniture Corp....................................  2,723     41,117
   *Hot Topic, Inc...........................................  4,834     53,657
   *Iconix Brand Group, Inc.................................. 10,531    253,271
    International Speedway Corp. Class A.....................  4,800    131,568
   *Isle of Capri Casinos, Inc...............................  4,568     32,113
    JAKKS Pacific, Inc.......................................  6,285     82,082
   *Jarden Corp.............................................. 12,066    709,963
   *Johnson Outdoors, Inc. Class A...........................  2,148     46,139
    Jones Group, Inc. (The).................................. 17,199    206,388
   *Journal Communications, Inc. Class A..................... 10,623     58,214
   *Kid Brands, Inc..........................................  3,700      6,105
   *Kirkland's, Inc..........................................  1,259     14,567
   *Krispy Kreme Doughnuts, Inc..............................  7,413     96,369
   *K-Swiss, Inc. Class A....................................  3,732     17,578
   *Lakeland Industries, Inc.................................  2,120     10,409
   *Lazare Kaplan International, Inc.........................  1,563      2,079
    La-Z-Boy, Inc............................................  3,691     57,727
   *Lee Enterprises, Inc.....................................  6,308      8,011
   #Lennar Corp. Class A..................................... 25,500  1,059,270
    Lennar Corp. Class B Voting..............................  2,960     97,917
    Lifetime Brands, Inc.....................................  2,974     31,643
   *Lithia Motors, Inc. Class A..............................  5,052    218,600
   *Live Nation Entertainment, Inc........................... 20,519    210,525

                                     1247

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Consumer Discretionary -- (Continued)
   *Luby's, Inc................................................  7,944 $ 54,178
   *M/I Homes, Inc.............................................  3,540   96,430
    Mac-Gray Corp..............................................  3,700   44,659
   *Madison Square Garden Co. Class A (The)....................  5,458  283,925
   *Maidenform Brands, Inc.....................................  1,783   34,608
    Marcus Corp................................................  4,702   62,537
   *MarineMax, Inc.............................................  6,061   70,792
   *Marriott Vacations Worldwide Corp..........................    923   40,963
  #*McClatchy Co. Class A (The)................................ 11,361   33,174
    MDC Holdings, Inc..........................................  5,405  212,525
   *Media General, Inc. Class A................................  5,800   24,708
    Men's Wearhouse, Inc. (The)................................  5,400  163,890
   #Meredith Corp..............................................  2,226   80,715
   *Meritage Homes Corp........................................  2,582  114,228
   *Modine Manufacturing Co.................................... 10,307   87,403
   *Mohawk Industries, Inc.....................................  7,687  781,460
   *Monarch Casino & Resort, Inc...............................  2,145   22,222
  #*Motorcar Parts of America, Inc.............................    759    5,063
   *Movado Group, Inc..........................................  4,151  151,761
   *MTR Gaming Group, Inc......................................  5,500   22,000
   *Multimedia Games Holding Co., Inc..........................  2,056   34,829
    NACCO Industries, Inc. Class A.............................  1,477   96,241
   *Navarre Corp...............................................  4,987   10,822
   *Office Depot, Inc.......................................... 11,380   49,275
    OfficeMax, Inc............................................. 15,844  170,798
   *Orient-Express Hotels, Ltd. Class A........................ 19,121  222,186
    Outdoor Channel Holdings, Inc..............................  3,987   30,780
   *Pacific Sunwear of California, Inc.........................  1,355    2,683
    Penske Automotive Group, Inc...............................  5,543  182,476
    Pep Boys - Manny, Moe & Jack (The)......................... 12,600  140,238
   *Perfumania Holdings, Inc...................................  1,390    8,813
    Perry Ellis International, Inc.............................  3,987   76,949
   *Pinnacle Entertainment, Inc................................ 11,600  180,380
   *PulteGroup, Inc............................................ 18,400  381,616
   *Quiksilver, Inc............................................ 21,509  140,669
    R.G. Barry Corp............................................    958   12,818
   *Radio One, Inc. Class D....................................  3,383    4,601
   #RadioShack Corp............................................  3,671   12,078
   *Reading International, Inc. Class A........................  1,086    6,331
   *Red Lion Hotels Corp.......................................  4,230   31,598
   *Red Robin Gourmet Burgers, Inc.............................  2,000   73,940
    Regis Corp................................................. 13,290  235,898
    Rent-A-Center, Inc.........................................  9,000  321,120
   *Rick's Cabaret International, Inc..........................  1,800   15,156
   *Rocky Brands, Inc..........................................  1,900   26,828
   *Ruby Tuesday, Inc.......................................... 17,122  128,929
    Ryland Group, Inc. (The)...................................  9,200  365,424
    Saga Communications, Inc. Class A..........................  2,276  106,972
   *Saks, Inc.................................................. 30,800  332,948
    Salem Communications Corp. Class A.........................  4,900   28,567
    Scholastic Corp............................................  6,726  199,493
   *School Specialty, Inc......................................  4,794      493
    Service Corp. International................................ 15,991  238,746
    Shiloh Industries, Inc.....................................  5,891   63,917
    Shoe Carnival, Inc.........................................  5,209  106,628
   *Skechers U.S.A., Inc. Class A..............................  7,892  149,948
   *Skyline Corp...............................................  1,691    8,066
   *Smith & Wesson Holding Corp................................    800    6,880
   *Sonic Automotive, Inc. Class A.............................  5,187  125,888
   *Spanish Broadcasting System, Inc. Class A..................     78      218
    Spartan Motors, Inc........................................  5,354   30,357

                                     1248

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Consumer Discretionary -- (Continued)
    Speedway Motorsports, Inc............................... 10,592 $   173,285
   *Sport Chalet, Inc. Class A..............................  4,484       7,802
   *Sport Chalet, Inc. Class B..............................    150         278
    Stage Stores, Inc.......................................  6,632     151,541
    Standard Motor Products, Inc............................  5,844     135,639
   *Stanley Furniture Co., Inc..............................  3,305      15,368
    Stein Mart, Inc.........................................  4,258      35,938
   *Steinway Musical Instruments, Inc.......................  2,578      57,335
    Stewart Enterprises, Inc. Class A....................... 19,953     164,612
   *Stoneridge, Inc.........................................    893       5,590
    Superior Industries International, Inc..................  5,967     120,951
    Superior Uniform Group, Inc.............................  2,295      26,002
    Systemax, Inc...........................................  2,377      23,271
   *Tandy Brands Accessories, Inc...........................  2,500       3,900
    Trans World Entertainment Corp..........................  8,600      29,326
   *Tuesday Morning Corp....................................  1,300      10,920
   *Unifi, Inc..............................................  4,872      65,772
   *Universal Electronics, Inc..............................  1,453      27,752
   *Vail Resorts, Inc.......................................    272      14,375
   *VOXX International Corp.................................  4,853      46,880
    Washington Post Co. Class B (The).......................    610     235,265
   *Wells-Gardner Electronics Corp..........................  1,121       2,242
    Wendy's Co. (The)....................................... 45,855     235,695
   *West Marine, Inc........................................  6,279      75,222
   *Wet Seal, Inc. Class A (The)............................ 10,581      29,627
    Weyco Group, Inc........................................    493      11,231
  #*WMS Industries, Inc.....................................  4,797     118,726
   *Zale Corp...............................................  4,817      23,700
                                                                    -----------
Total Consumer Discretionary................................         18,201,448
                                                                    -----------
Consumer Staples -- (4.4%)
    Alico, Inc..............................................    767      33,418
   *Alliance One International, Inc......................... 16,563      59,958
    Andersons, Inc. (The)...................................  2,900     136,735
   *Boulder Brands, Inc..................................... 10,495     140,948
   *Cal-Maine Foods, Inc....................................  2,400     100,032
    CCA Industries, Inc.....................................    400       1,880
  #*Central European Distribution Corp......................  6,120      13,158
   *Central Garden & Pet Co.................................  2,954      28,358
   *Central Garden & Pet Co. Class A........................  9,618      92,525
   *Chiquita Brands International, Inc...................... 10,547      77,520
   *Constellation Brands, Inc. Class A...................... 21,857     707,293
   *Craft Brew Alliance, Inc................................  3,112      20,757
   *Dole Food Co., Inc...................................... 11,067     123,286
   *Farmer Brothers Co......................................  4,300      57,792
    Fresh Del Monte Produce, Inc............................  9,637     253,935
    Golden Enterprises, Inc.................................    678       2,339
    Griffin Land & Nurseries, Inc...........................    390      11,739
   *Hain Celestial Group, Inc. (The)........................ 10,925     622,616
   *Harbinger Group, Inc....................................  1,600      13,120
    Ingles Markets, Inc. Class A............................  3,039      58,318
    Inter Parfums, Inc......................................  1,206      26,182
    John B. Sanfilippo & Son, Inc...........................  1,796      33,100
   *Mannatech, Inc..........................................    682       4,126
    MGP Ingredients, Inc....................................  4,280      15,964
    Nash Finch Co...........................................  3,213      66,734
    Nutraceutical International Corp........................  2,600      45,708
    Oil-Dri Corp. of America................................    882      24,476
   *Omega Protein Corp......................................  4,830      33,375
    Orchids Paper Products Co...............................    795      17,434
   *Overhill Farms, Inc.....................................    400       1,812

                                     1249

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Staples -- (Continued)
   *Pantry, Inc. (The).......................................  5,960 $   74,500
   *Pilgrim's Pride Corp.....................................    242      2,045
   *Post Holdings, Inc.......................................  5,638    214,188
   *Prestige Brands Holdings, Inc............................ 11,035    236,701
   *Seneca Foods Corp. Class A...............................  1,129     33,881
   *Smithfield Foods, Inc.................................... 24,627    574,055
    Snyders-Lance, Inc.......................................  3,100     78,833
    Spartan Stores, Inc......................................  5,011     81,379
   *Spectrum Brands Holdings, Inc............................  4,989    252,643
    Stephan Co. (The)........................................    200        360
   *Susser Holdings Corp.....................................  2,447    102,431
   *TreeHouse Foods, Inc.....................................  4,206    222,624
   #Universal Corp...........................................  3,612    196,421
    Village Super Market, Inc. Class A.......................    726     23,225
    Weis Markets, Inc........................................  6,017    242,244
                                                                     ----------
Total Consumer Staples.......................................         5,160,168
                                                                     ----------
Energy -- (7.2%)
    Adams Resources & Energy, Inc............................    489     17,452
    Alon USA Energy, Inc.....................................  6,477    127,079
   *Alpha Natural Resources, Inc.............................  3,470     30,744
   *Arch Coal, Inc...........................................  4,886     34,788
   *Barnwell Industries, Inc.................................    480      1,656
   *Basic Energy Services, Inc...............................    941     12,167
    Berry Petroleum Co. Class A..............................    202      7,438
   *Bill Barrett Corp........................................  4,418     70,555
    Bolt Technology Corp.....................................  1,400     20,860
   *BPZ Resources, Inc.......................................  8,600     27,090
    Bristow Group, Inc.......................................  5,612    319,772
   *Cal Dive International, Inc.............................. 15,652     29,739
   *Callon Petroleum Co......................................  1,158      5,964
   *Carrizo Oil & Gas, Inc...................................    300      6,444
    Cimarex Energy Co........................................  2,605    166,355
   *Clayton Williams Energy, Inc.............................     36      1,435
   *Cloud Peak Energy, Inc...................................  7,282    127,508
   *Comstock Resources, Inc..................................  6,586     96,090
    Contango Oil & Gas Co....................................    937     40,225
   *Crimson Exploration, Inc.................................  6,712     20,539
   *Dawson Geophysical Co....................................  2,215     59,185
    Delek US Holdings, Inc...................................  6,871    233,408
    DHT Holdings, Inc........................................    775      3,534
   *Double Eagle Petroleum Co................................  1,300      6,604
  #*Endeavour International Corp............................. 10,559     57,441
   *ENGlobal Corp............................................  2,200      1,430
   *EPL Oil & Gas, Inc.......................................  6,069    148,448
   *Exterran Holdings, Inc...................................  9,922    230,587
   *Global Geophysical Services, Inc.........................  5,630     21,507
   *Green Plains Renewable Energy, Inc.......................  6,100     47,641
    Gulf Island Fabrication, Inc.............................  2,703     62,764
    Gulfmark Offshore, Inc. Class A..........................  3,413    118,636
   *Harvest Natural Resources, Inc...........................  7,276     67,521
   *Helix Energy Solutions Group, Inc........................ 14,810    351,293
   *Hercules Offshore, Inc................................... 20,035    131,830
   *HKN, Inc.................................................    141     11,774
   *Hornbeck Offshore Services, Inc..........................  6,159    226,713
  #*James River Coal Co......................................    594      1,788
   *Lucas Energy, Inc........................................  3,400      5,440
   *Magnum Hunter Resources Corp.............................  9,577     38,691
   *Matrix Service Co........................................  3,683     52,593
   *Mexco Energy Corp........................................    100        705
   *Mitcham Industries, Inc..................................    563      8,344

                                     1250

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Energy -- (Continued)
   *Nabors Industries, Ltd................................... 16,169 $  269,537
   *Natural Gas Services Group, Inc..........................  2,866     52,133
   *Newfield Exploration Co..................................  5,149    151,896
   *Newpark Resources, Inc................................... 10,624     91,579
   #Nordic American Tankers, Ltd.............................    841      7,266
  o*Overseas Shipholding Group, Inc..........................  2,316      2,316
   *Parker Drilling Co....................................... 17,533     98,535
    Patterson-UTI Energy, Inc................................ 12,700    258,318
   *PDC Energy, Inc..........................................  4,960    183,669
    Penn Virginia Corp.......................................  6,970     29,901
   *PHI, Inc. Non-Voting.....................................  3,000     99,270
   *Pioneer Energy Services Corp............................. 14,053    106,522
   *Plains Exploration & Production Co.......................  3,132    149,553
    QEP Resources, Inc.......................................  3,547    104,104
   *REX American Resources Corp..............................  2,075     45,318
   *Rex Energy Corp..........................................  2,000     26,260
   *Rowan Cos. P.L.C. Class A................................ 15,342    528,992
    SEACOR Holdings, Inc.....................................  3,280    298,382
    Ship Finance International, Ltd..........................  6,844    115,390
   *Steel Excel, Inc.........................................  3,594     91,827
   *Stone Energy Corp........................................  1,563     35,168
   *Superior Energy Services, Inc............................  3,100     77,407
   *Swift Energy Co..........................................  8,400    126,588
    Teekay Corp..............................................  6,873    241,792
   *Tesco Corp...............................................  2,009     24,289
    Tesoro Corp.............................................. 15,807    769,643
   *TETRA Technologies, Inc..................................  8,631     73,364
    Tidewater, Inc...........................................  6,400    314,688
   *Triangle Petroleum Corp..................................  6,236     39,224
   *Unit Corp................................................  5,926    285,218
   *USEC, Inc................................................ 28,283     16,022
   *VAALCO Energy, Inc.......................................  7,136     60,585
   *Verenium Corp............................................    236        557
   *Warren Resources, Inc....................................  2,384      7,224
    Western Refining, Inc.................................... 11,599    390,074
   *Whiting Petroleum Corp...................................  2,553    121,472
   *Willbros Group, Inc......................................  6,312     41,280
                                                                     ----------
Total Energy.................................................         8,387,140
                                                                     ----------
Financials -- (24.0%)
    1st Source Corp..........................................  6,821    154,155
    1st United Bancorp, Inc..................................  2,700     17,334
    Access National Corp.....................................    535      8,298
   *Alexander & Baldwin, Inc.................................  5,182    174,115
    Alliance Financial Corp..................................    506     22,573
    Allied World Assurance Co. Holdings, Ltd.................  3,850    326,596
    Alterra Capital Holdings, Ltd............................ 10,901    332,153
   *American Capital, Ltd.................................... 36,462    487,132
    American Equity Investment Life Holding Co...............  8,116    109,404
    American Financial Group, Inc............................ 12,615    536,894
    American National Bankshares, Inc........................    702     14,208
    American National Insurance Co...........................  2,880    222,365
   *American Safety Insurance Holdings, Ltd..................  2,457     49,091
   *Ameris Bancorp...........................................  4,419     58,596
   *AMERISAFE, Inc...........................................  3,543    101,472
   *AmeriServ Financial, Inc.................................  6,300     18,774
    Argo Group International Holdings, Ltd...................  4,810    173,593
    Arrow Financial Corp.....................................    700     17,080
    Aspen Insurance Holdings, Ltd............................  8,831    301,225
   *Asset Acceptance Capital Corp............................  8,254     44,324
    Associated Banc-Corp..................................... 23,271    332,077

                                     1251

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Assurant, Inc.............................................. 10,416 $398,308
    Assured Guaranty, Ltd......................................  8,464  153,452
    Asta Funding, Inc..........................................  1,714   16,232
    Astoria Financial Corp.....................................  9,514   92,666
  #*Atlanticus Holdings Corp...................................  2,898    9,303
    Auburn National Bancorporation, Inc........................     44      935
   *AV Homes, Inc..............................................  1,654   24,628
    Axis Capital Holdings, Ltd................................. 15,369  588,172
    Baldwin & Lyons, Inc. Class B..............................  3,050   75,335
    Bancfirst Corp.............................................  1,600   65,440
   *Bancorp, Inc. (The)........................................  3,204   37,743
    BancorpSouth, Inc..........................................  1,329   19,271
   *BancTrust Financial Group, Inc.............................  4,257   12,132
    Bank Mutual Corp...........................................  7,255   37,218
    Bank of Commerce Holdings..................................  1,233    6,054
    Bank of Kentucky Financial Corp............................    168    4,410
    BankFinancial Corp.........................................  5,991   45,232
    Banner Corp................................................  3,608  108,962
    Bar Harbor Bankshares......................................    320   11,296
    BBCN Bancorp, Inc..........................................  4,812   58,177
   *BBX Capital Corp. Class A..................................  2,035   15,792
    BCB Bancorp, Inc...........................................    194    1,847
   *Beneficial Mutual Bancorp, Inc.............................  8,224   76,977
    Berkshire Hills Bancorp, Inc...............................  6,204  150,137
   *BofI Holding, Inc..........................................  1,782   56,953
    Boston Private Financial Holdings, Inc..................... 13,091  121,092
    Bridge Bancorp, Inc........................................     87    1,778
    Brookline Bancorp, Inc.....................................  6,837   60,234
    Bryn Mawr Bank Corp........................................    634   14,671
    C&F Financial Corp.........................................    177    7,193
    Calamos Asset Management, Inc. Class A.....................    748    7,794
    California First National Bancorp..........................  1,000   16,200
    Camden National Corp.......................................    573   19,339
    Cape Bancorp, Inc..........................................    439    3,991
   *Capital Bank Financial Corp. Class A.......................    508    7,859
  #*Capital City Bank Group, Inc...............................  1,869   20,933
    Capital Southwest Corp.....................................    300   32,355
    CapitalSource, Inc......................................... 30,253  245,352
    Cardinal Financial Corp....................................  7,321  119,625
    Cathay General Bancorp.....................................  9,920  192,547
    Center Bancorp, Inc........................................    601    7,200
    Centerstate Banks, Inc.....................................  2,020   17,877
   *Central Pacific Financial Corp.............................    777   12,517
    Century Bancorp, Inc. Class A..............................    134    4,466
    CFS Bancorp, Inc...........................................  3,312   24,608
    Chemical Financial Corp....................................  5,945  144,523
   *Citizens Community Bancorp, Inc............................  2,054   13,002
    Citizens Holding Co........................................    171    3,241
    City Holding Co............................................    711   26,869
    Clifton Savings Bancorp, Inc...............................    834    9,708
    CNB Financial Corp.........................................    439    7,459
    CNO Financial Group, Inc................................... 32,460  333,364
    CoBiz Financial, Inc.......................................  4,891   39,911
    Columbia Banking System, Inc...............................  5,011  101,222
    Commercial National Financial Corp.........................    162    3,503
   #Community Bank System, Inc.................................  6,629  188,264
    Community Trust Bancorp, Inc...............................  3,145  106,018
    Consolidated-Tokoma Land Co................................    558   20,082
   *Cowen Group, Inc. Class A..................................  9,757   25,954
    Dime Community Bancshares, Inc.............................  4,564   63,029
    Donegal Group, Inc. Class A................................  6,209   81,648

                                     1252

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Donegal Group, Inc. Class B................................    592 $ 11,165
   *E*Trade Financial Corp..................................... 23,987  254,502
    Eastern Insurance Holdings, Inc............................  3,064   56,255
    EMC Insurance Group, Inc...................................  4,544  113,418
    Employers Holdings, Inc....................................  1,402   29,877
    Endurance Specialty Holdings, Ltd..........................  7,409  317,994
   *Enstar Group, Ltd..........................................  1,095  134,751
    Enterprise Bancorp, Inc....................................    338    5,824
    Enterprise Financial Services Corp.........................  1,899   25,466
    ESB Financial Corp.........................................  1,511   21,063
    ESSA Bancorp, Inc..........................................  2,833   31,191
   *Farmers Capital Bank Corp..................................  1,442   21,817
    FBL Financial Group, Inc. Class A..........................  6,070  212,025
    Federal Agricultural Mortgage Corp. Class C................  1,100   37,741
    Federated National Holding Co..............................  2,400   13,704
    Fidelity National Financial, Inc. Class A.................. 23,968  601,597
   *Fidelity Southern Corp.....................................  1,355   15,167
    Financial Institutions, Inc................................  1,451   29,151
   *First Acceptance Corp......................................  5,500    6,820
    First American Financial Corp..............................  4,882  116,631
    First Bancorp..............................................  3,069   38,976
   *First Bancorp..............................................    778    3,991
    First Bancorp, Inc.........................................    842   13,944
    First Busey Corp...........................................  9,462   42,957
   *First California Financial Group, Inc......................  1,900   15,238
    First Citizens BancShares, Inc. Class A....................    648  112,985
    First Commonwealth Financial Corp.......................... 13,372   94,540
    First Community Bancshares, Inc............................  2,358   37,610
    First Defiance Financial Corp..............................  2,422   49,603
  #*First Federal Bancshares of Arkansas, Inc..................    560    5,516
   *First Federal of Northern Michigan Bancorp, Inc............    200      960
    First Financial Corp.......................................  1,400   42,238
    First Financial Holdings, Inc..............................  2,487   37,678
   *First Financial Northwest, Inc.............................  1,300   10,543
    First Interstate BancSystem, Inc...........................  1,111   19,143
   *First Marblehead Corp. (The)...............................  7,864    7,633
    First Merchants Corp.......................................  8,056  121,243
    First Midwest Bancorp, Inc.................................  6,483   82,140
    First Niagara Financial Group, Inc......................... 29,960  234,886
    First Pactrust Bancorp, Inc................................    200    2,352
   *First South Bancorp, Inc...................................    720    4,349
    Firstbank Corp.............................................    105    1,227
   *FirstCity Financial Corp...................................  3,212   31,606
   #FirstMerit Corp............................................  8,064  122,815
    Flushing Financial Corp....................................  4,584   72,611
    FNB Corp...................................................  5,666   65,669
   *Forestar Group, Inc........................................  2,222   42,285
    Fox Chase Bancorp, Inc.....................................    289    4,974
    Franklin Financial Corp....................................    203    3,518
    Fulton Financial Corp...................................... 11,633  126,683
   *Genworth Financial, Inc. Class A........................... 32,301  296,200
    German American Bancorp, Inc...............................  2,620   58,505
   *Global Indemnity P.L.C.....................................  1,977   41,734
    Great Southern Bancorp, Inc................................  2,001   49,745
   *Greenlight Capital Re, Ltd. Class A........................  3,046   73,256
   *Guaranty Bancorp........................................... 12,056   25,076
   *Guaranty Federal Bancshares, Inc...........................    100      955
   *Hallmark Financial Services, Inc...........................  3,963   35,469
    Hampden Bancorp, Inc.......................................  1,000   16,570
   *Hanmi Financial Corp.......................................  1,991   32,752
    Hanover Insurance Group, Inc. (The)........................  6,502  270,223

                                     1253

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    Harleysville Savings Financial Corp........................    132 $  2,204
   *Harris & Harris Group, Inc.................................  6,066   22,990
    HCC Insurance Holdings, Inc................................  6,632  256,526
    Heartland Financial USA, Inc...............................  1,331   31,531
   *Heritage Commerce Corp.....................................  4,200   27,342
    Heritage Financial Corp....................................    621    8,775
    HF Financial Corp..........................................    363    4,643
   *Hilltop Holdings, Inc......................................  5,780   75,949
    Hingham Institution for Savings............................     94    6,528
   *HMN Financial, Inc.........................................    750    4,470
   *Home Bancorp, Inc..........................................    724   13,821
    Home Federal Bancorp, Inc..................................  2,400   30,864
    HopFed Bancorp, Inc........................................    683    6,345
    Horace Mann Educators Corp.................................  5,408  117,570
    Horizon Bancorp............................................    401    7,992
    Hudson City Bancorp, Inc................................... 31,261  267,282
    Hudson Valley Holding Corp.................................    460    7,038
    IBERIABANK Corp............................................  3,705  190,770
   *ICG Group, Inc.............................................    288    3,456
   *Imperial Holdings, Inc.....................................    147      617
    Independence Holding Co....................................  6,112   60,448
    Independent Bank Corp. (453836108).........................  2,014   62,414
   *Independent Bank Corp. (453838609).........................    340    1,863
    Infinity Property & Casualty Corp..........................  2,703  160,747
    International Bancshares Corp..............................  7,278  142,285
   *Intervest Bancshares Corp. Class A.........................  1,700    7,820
   *INTL. FCStone, Inc.........................................    500    8,760
   *Investment Technology Group, Inc...........................  2,856   28,903
    Investors Title Co.........................................    125    8,308
   #Janus Capital Group, Inc................................... 20,360  189,348
    Jefferies Group, Inc....................................... 15,174  302,418
    JMP Group, Inc.............................................  1,380    9,108
    KBW, Inc...................................................  1,787   28,360
    Kearny Financial Corp......................................  2,543   25,684
    Kemper Corp................................................  7,692  256,221
    Kentucky First Federal Bancorp.............................    120      962
   *Knight Capital Group, Inc. Class A......................... 14,487   53,892
    Lakeland Bancorp, Inc......................................  6,398   62,381
    Lakeland Financial Corp....................................  1,623   39,666
    Landmark Bancorp, Inc......................................    163    3,236
    Legg Mason, Inc............................................ 15,412  426,142
    LNB Bancorp, Inc...........................................  2,597   19,088
   *Louisiana Bancorp, Inc.....................................    696   12,013
   *Macatawa Bank Corp.........................................  2,700   12,555
    Maiden Holdings, Ltd.......................................  6,291   63,979
    MainSource Financial Group, Inc............................  4,441   61,286
   *Markel Corp................................................    340  161,884
    Marlin Business Services Corp..............................  2,600   57,200
    MB Financial, Inc..........................................  9,300  208,041
   *MBIA, Inc.................................................. 22,578  194,397
   *MBT Financial Corp.........................................  3,800   13,642
    MCG Capital Corp........................................... 11,371   52,420
    Meadowbrook Insurance Group, Inc........................... 11,385   71,384
    Medallion Financial Corp...................................  4,208   53,820
    Mercantile Bank Corp.......................................  1,115   18,398
    Merchants Bancshares, Inc..................................    591   16,737
    Mercury General Corp.......................................    300   11,880
   *Meridian Interstate Bancorp, Inc...........................  1,033   18,057
    Meta Financial Group, Inc..................................     85    1,976
   *Metro Bancorp, Inc.........................................  2,783   43,721
   *MetroCorp Bancshares, Inc..................................    503    5,070

                                     1254

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
   *MGIC Investment Corp....................................... 20,200 $ 56,156
    MicroFinancial, Inc........................................  2,400   18,024
    MidSouth Bancorp, Inc......................................  2,318   34,909
    MidWestOne Financial Group, Inc............................     88    2,103
    Montpelier Re Holdings, Ltd................................ 10,557  257,380
    MutualFirst Financial, Inc.................................    414    5,382
    NASDAQ OMX Group, Inc. (The)............................... 24,288  687,836
   *National Financial Partners Corp...........................    400    7,044
    National Interstate Corp...................................    347   10,584
    National Penn Bancshares, Inc.............................. 18,842  183,710
    National Western Life Insurance Co. Class A................     77   12,582
   *Navigators Group, Inc. (The)...............................  3,504  190,022
    NBT Bancorp, Inc...........................................  3,500   72,590
    Nelnet, Inc. Class A.......................................  4,590  139,674
    New Hampshire Thrift Bancshares, Inc.......................    200    2,574
   *NewBridge Bancorp..........................................  2,100   13,482
   *NewStar Financial, Inc.....................................  5,045   71,942
    Nicholas Financial, Inc....................................    247    3,228
   *North Valley Bancorp.......................................     40      663
    Northeast Community Bancorp, Inc...........................  4,700   26,038
   *Northfield Bancorp, Inc....................................  2,716   30,392
    Northrim Bancorp, Inc......................................    474   10,324
    Northwest Bancshares, Inc..................................  4,292   52,362
    Norwood Financial Corp.....................................     40    1,226
    OceanFirst Financial Corp..................................  2,040   28,948
    Ohio Valley Banc Corp......................................    197    3,589
    Old Republic International Corp............................ 28,881  329,243
   *OmniAmerican Bancorp, Inc..................................  1,963   48,702
    OneBeacon Insurance Group, Ltd. Class A....................  4,000   54,640
    Oppenheimer Holdings, Inc. Class A.........................  1,595   27,131
    Oriental Financial Group, Inc..............................  6,009   86,349
    Oritani Financial Corp.....................................    600    9,084
    Pacific Continental Corp...................................  1,612   17,716
   *Pacific Mercantile Bancorp.................................  2,264   13,131
   *Pacific Premier Bancorp, Inc...............................    800    9,224
    PacWest Bancorp............................................    500   13,740
    Park National Corp.........................................    370   24,217
   *Park Sterling Corp.........................................  1,569    8,912
    PartnerRe, Ltd.............................................  6,290  551,570
   *Patriot National Bancorp...................................    600      972
    Peapack-Gladstone Financial Corp...........................    821   12,060
    Peoples Bancorp, Inc.......................................  2,919   63,342
    People's United Financial, Inc............................. 27,918  343,671
   *PHH Corp...................................................  5,778  126,423
   *Phoenix Cos, Inc. (The)....................................    585   15,900
   *PICO Holdings, Inc.........................................  3,461   72,785
   *Pinnacle Financial Partners, Inc...........................  2,584   55,478
   *Piper Jaffray Cos..........................................  3,300  127,809
    Platinum Underwriters Holdings, Ltd........................  4,197  204,520
   *Popular, Inc...............................................  1,245   33,416
   *Preferred Bank.............................................    162    2,435
    Primerica, Inc.............................................    191    6,280
    PrivateBancorp, Inc........................................  2,737   46,994
    ProAssurance Corp..........................................  8,238  371,040
    Prosperity Bancshares, Inc.................................  3,076  138,758
    Protective Life Corp.......................................  9,600  303,744
    Provident Financial Holdings, Inc..........................  2,100   34,944
    Provident Financial Services, Inc..........................  9,873  146,417
    Provident New York Bancorp.................................  8,908   79,548
   *Prudential Bancorp, Inc. of Pennsylvania...................     94      683
    Pulaski Financial Corp.....................................  1,241   12,025

                                     1255

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Financials -- (Continued)
    QC Holdings, Inc...........................................    800 $  2,664
    QCR Holdings, Inc..........................................    225    3,499
    Radian Group, Inc.......................................... 34,400  221,192
    Reinsurance Group of America, Inc.......................... 10,860  623,255
    RenaissanceRe Holdings, Ltd................................  1,700  145,588
    Renasant Corp..............................................  5,526  107,481
    Republic Bancorp, Inc. Class A.............................  1,801   40,468
   *Republic First Bancorp, Inc................................    425    1,058
    Resource America, Inc. Class A.............................  6,061   46,973
   *Riverview Bancorp, Inc.....................................  4,200    9,450
    Rockville Financial, Inc...................................  1,993   25,670
    Roma Financial Corp........................................  1,800   27,144
    Ryman Hospitality Properties...............................  5,837  233,305
    S&T Bancorp, Inc...........................................  3,963   73,078
    S.Y. Bancorp, Inc..........................................    300    6,783
   *Safeguard Scientifics, Inc.................................  3,390   52,342
    Safety Insurance Group, Inc................................  3,321  159,441
    Sandy Spring Bancorp, Inc..................................  4,334   86,030
    SCBT Financial Corp........................................  1,586   66,771
    SeaBright Holdings, Inc....................................  4,743   52,600
   *Seacoast Banking Corp. of Florida..........................  4,523    8,096
    Selective Insurance Group, Inc.............................  7,600  155,876
    Shore Bancshares, Inc......................................    479    2,539
    SI Financial Group, Inc....................................  1,191   13,863
    Sierra Bancorp.............................................    974   12,136
    Simmons First National Corp. Class A.......................  1,631   41,639
    Simplicity Bancorp, Inc....................................    735   10,599
   *Southern Connecticut Bancorp, Inc..........................    100      370
   *Southern First Bancshares, Inc.............................    266    2,558
    Southern Missouri Bancorp, Inc.............................    160    3,829
    Southside Bancshares, Inc..................................  1,332   28,161
   *Southwest Bancorp, Inc.....................................  5,301   67,906
    Southwest Georgia Financial Corp...........................     98    1,140
    StanCorp Financial Group, Inc..............................  5,319  206,856
    State Auto Financial Corp.................................. 10,929  166,339
    StellarOne Corp............................................  4,809   71,895
    Sterling Bancorp...........................................  2,704   25,931
    Stewart Information Services Corp..........................  3,616   96,041
   *Stratus Properties, Inc....................................    650    6,754
   *Suffolk Bancorp............................................    156    2,157
   *Sun Bancorp, Inc...........................................  8,064   27,901
    Susquehanna Bancshares, Inc................................ 21,351  243,828
   *SWS Group, Inc.............................................  2,700   17,793
    Symetra Financial Corp..................................... 10,456  145,861
    Synovus Financial Corp..................................... 27,333   70,519
   *Taylor Capital Group, Inc..................................  3,278   56,873
    Teche Holding Co...........................................     27    1,053
    Territorial Bancorp, Inc...................................    408    9,347
    TF Financial Corp..........................................    187    4,597
    Thomas Properties Group, Inc...............................  8,128   41,859
   *Timberland Bancorp, Inc....................................    400    3,268
    Tompkins Financial Corp....................................    492   20,128
    Tower Group, Inc...........................................  4,318   83,337
   #TowneBank..................................................  2,237   33,935
    Tree.com, Inc..............................................    400    6,992
    TriCo Bancshares...........................................  1,741   28,692
    TrustCo Bank Corp..........................................  7,452   39,421
    Trustmark Corp.............................................  6,974  161,309
    UMB Financial Corp.........................................  4,100  181,507
    Umpqua Holdings Corp....................................... 20,865  263,734
    Unico American Corp........................................  1,400   17,374

                                     1256

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Financials -- (Continued)
    Union First Market Bankshares Corp......................  5,079 $    88,781
   #United Bankshares, Inc..................................    858      21,870
   *United Community Banks, Inc.............................  2,712      28,449
   *United Community Financial Corp.........................  1,007       3,112
    United Financial Bancorp, Inc...........................  3,624      54,251
    United Fire Group, Inc..................................  5,738     133,064
   *Unity Bancorp, Inc......................................    540       3,321
    Universal Insurance Holdings, Inc.......................  3,746      17,007
    Univest Corp. of Pennsylvania...........................  1,774      29,945
    Validus Holdings, Ltd...................................  8,860     322,593
    ViewPoint Financial Group, Inc..........................  1,550      32,782
   *Virginia Commerce Bancorp, Inc..........................  3,323      43,664
    Washington Banking Co...................................  1,905      26,841
    Washington Federal, Inc................................. 13,051     229,567
    Washington Trust Bancorp, Inc...........................  1,732      45,656
   *Waterstone Financial, Inc...............................  1,793      13,412
    Webster Financial Corp..................................  4,677     104,063
    WesBanco, Inc...........................................  6,027     139,766
    West Bancorporation, Inc................................  5,550      61,438
    West Coast Bancorp......................................  1,420      33,682
   *Western Alliance Bancorp................................  4,827      59,372
    Westfield Financial, Inc................................  5,949      44,855
   *Wilshire Bancorp, Inc...................................  3,849      23,633
    Wintrust Financial Corp.................................  7,248     268,683
    WSFS Financial Corp.....................................    648      29,465
   *Yadkin Valley Financial Corp............................  3,382      11,364
    Zions Bancorporation.................................... 16,824     392,336
   *ZipRealty, Inc..........................................  1,200       4,152
                                                                    -----------
Total Financials............................................         28,094,939
                                                                    -----------
Health Care -- (6.5%)
   *Affymetrix, Inc......................................... 17,435      66,079
   *Albany Molecular Research, Inc..........................  7,139      42,620
   *Alere, Inc.............................................. 11,601     246,637
   *Allied Healthcare Products, Inc.........................  1,700       4,318
    Almost Family, Inc......................................  2,016      40,360
   *Alphatec Holdings, Inc..................................  4,114       7,117
   *Amedisys, Inc...........................................  3,209      35,684
   *American Shared Hospital Services.......................    400         900
   *AMN Healthcare Services, Inc............................  3,494      42,452
   *Amsurg Corp.............................................  6,289     196,280
    Analogic Corp...........................................  1,500     114,285
   *AngioDynamics, Inc......................................  5,376      65,587
   *Anika Therapeutics, Inc.................................  2,840      30,161
    Arrhythmia Research Technology, Inc.....................    291         765
    Assisted Living Concepts, Inc. Class A..................  5,120      50,278
   *Astex Pharmaceuticals, Inc..............................  9,131      30,589
   *BioClinica, Inc.........................................    922       6,648
   *BioMimetic Therapeutics, Inc............................    174       1,476
   *BioScrip, Inc...........................................  4,613      51,804
   *Cambrex Corp............................................  1,669      19,611
   *Capital Senior Living Corp..............................  4,555      96,703
   *CardioNet, Inc..........................................  4,238       9,536
   *Chindex International, Inc..............................    128       1,413
   *Codexis, Inc............................................    714       1,692
    Community Health Systems, Inc...........................  9,917     380,119
    CONMED Corp.............................................  6,090     178,863
    Cooper Cos., Inc. (The).................................  5,607     568,269
    Coventry Health Care, Inc............................... 22,200   1,017,426
   *Cross Country Healthcare, Inc...........................  7,348      41,516
    CryoLife, Inc...........................................  3,733      23,966

                                     1257

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Health Care -- (Continued)
   *Cumberland Pharmaceuticals, Inc............................  3,402 $ 14,288
   *Cutera, Inc................................................  2,803   30,833
   *Cynosure, Inc. Class A.....................................  1,676   44,749
   *Digirad Corp...............................................  3,300    6,105
   *Emergent Biosolutions, Inc.................................  2,085   33,464
  o*Enzo Biochem, Inc..........................................  4,925   14,233
    Enzon Pharmaceuticals, Inc.................................  4,494   22,245
   *Exactech, Inc..............................................  1,341   25,734
   *ExamWorks Group, Inc.......................................  1,201   17,378
   *Five Star Quality Care, Inc................................  8,186   46,333
   *Future Healthcare of America...............................  1,050      173
   *Gentiva Health Services, Inc...............................  8,500   84,235
   *Greatbatch, Inc............................................  5,343  141,803
   *Hanger, Inc................................................  2,204   63,321
   *Harvard Bioscience, Inc....................................  7,065   35,113
   *Health Net, Inc............................................  2,720   73,984
   *Healthways, Inc............................................  3,243   34,116
   *Hi-Tech Pharmacal Co., Inc.................................  1,560   57,096
   *Idera Pharmaceuticals, Inc.................................  3,724    2,681
    Invacare Corp..............................................  4,589   72,185
   *Iridex Corp................................................    593    2,479
    Kewaunee Scientific Corp...................................    170    2,106
   *Kindred Healthcare, Inc....................................  9,970  107,477
   *Lannet Co., Inc............................................  4,245   25,385
    LeMaitre Vascular, Inc.....................................  3,115   19,780
   *LHC Group, Inc.............................................  2,425   51,798
   *LifePoint Hospitals, Inc................................... 10,900  476,439
   *Magellan Health Services, Inc..............................  2,263  116,092
    Maxygen, Inc...............................................  6,309   15,457
   *MedAssets, Inc.............................................  4,560   89,148
  o*MedCath Corp...............................................  5,455    7,473
   *Medical Action Industries, Inc.............................  3,200   14,752
   *MediciNova, Inc............................................    905    1,656
   *Misonix, Inc...............................................  2,000   15,400
   *Molina Healthcare, Inc.....................................  5,838  167,609
    National Healthcare Corp...................................  1,378   66,323
   *Natus Medical, Inc.........................................  8,144  100,334
   *NuVasive, Inc..............................................  3,207   55,257
    Omnicare, Inc.............................................. 12,545  488,628
   *Omnicell, Inc..............................................  3,595   56,801
   *Palomar Medical Technologies, Inc..........................  3,083   30,121
   *PDI, Inc...................................................  3,900   30,225
   *PharMerica Corp............................................  3,579   51,824
   *Pozen, Inc.................................................  2,709   14,385
   *Providence Service Corp. (The).............................  1,272   23,570
   *Repligen Corp..............................................  4,524   31,216
   *Rochester Medical Corp.....................................    899   10,500
   *RTI Biologics, Inc......................................... 11,548   56,816
   *SciClone Pharmaceuticals, Inc..............................  7,214   37,729
    Select Medical Holdings Corp...............................  9,557   93,085
   *Skilled Healthcare Group, Inc. Class A.....................  1,791    9,528
   *Solta Medical, Inc.........................................  5,879   15,050
    Span-American Medical System, Inc..........................    363    6,977
   *Sucampo Pharmaceuticals, Inc. Class A......................    928    4,816
   *SunLink Health Systems, Inc................................    887    1,002
   *SurModics, Inc.............................................  1,712   41,276
   *Symmetry Medical, Inc......................................  6,151   65,877
   *Targacept, Inc.............................................    900    4,041
    Teleflex, Inc..............................................  4,442  333,150
   *Theragenics Corp...........................................  6,234    9,663
   *TranS1, Inc................................................  3,545    8,827

                                     1258

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
   *Triple-S Management Corp. Class B........................  3,315 $   59,902
    Universal American Corp.................................. 11,642    109,086
   *ViroPharma, Inc.......................................... 11,609    309,496
   *Wright Medical Group, Inc................................  3,892     82,277
   oYoung Innovations, Inc...................................  1,005     39,667
                                                                     ----------
Total Health Care............................................         7,553,723
                                                                     ----------
Industrials -- (17.1%)
   *A.T. Cross Co. Class A...................................  1,675     19,162
    AAR Corp.................................................  5,190     97,832
    ABM Industries, Inc......................................  7,177    157,320
   *Accuride Corp............................................  8,500     31,960
    Aceto Corp...............................................  7,911     82,591
    Acme United Corp.........................................    100      1,217
   #Acorn Energy, Inc........................................  1,057      7,780
   *Actuant Corp. Class A....................................  1,016     29,952
   *Adept Technology, Inc....................................  2,183      8,470
   *AECOM Technology Corp....................................  7,848    200,673
   *Aegion Corp..............................................  3,943     92,739
   *Aerovironment, Inc.......................................     90      1,949
   *AGCO Corp................................................  5,221    276,713
   *Air Transport Services Group, Inc........................ 12,631     58,734
    Aircastle, Ltd...........................................  8,402    115,948
    Alamo Group, Inc.........................................  2,616     88,839
  #*Alaska Air Group, Inc....................................  4,918    226,867
    Albany International Corp. Class A.......................  3,666     91,870
    Alliant Techsystems, Inc.................................  1,446     93,585
  o*Allied Defense Group, Inc. (The).........................  2,400     12,624
    Allied Motion Technologies, Inc..........................    400      2,696
    Altra Holdings, Inc......................................  5,939    142,239
    Amerco, Inc..............................................  5,363    721,109
   *Ameresco, Inc. Class A...................................    909      8,945
    American Railcar Industries, Inc.........................  3,877    152,521
   *American Superconductor Corp.............................  1,994      5,284
   *American Woodmark Corp...................................  1,189     33,066
    Ampco-Pittsburgh Corp....................................    888     16,357
   *AMREP Corp...............................................    500      5,000
   *Apogee Enterprises, Inc..................................  5,425    132,641
   *ARC Document Solutions, Inc..............................  6,626     15,836
    Arkansas Best Corp.......................................  6,300     66,276
   *Arotech Corp.............................................  3,700      3,922
   *Ascent Solar Technologies, Inc...........................  3,620      2,389
    Astec Industries, Inc....................................  2,839    100,273
   *Atlas Air Worldwide Holdings, Inc........................  4,399    198,351
   *Avalon Holding Corp. Class A.............................    262      1,040
   *Avis Budget Group, Inc................................... 21,045    453,099
    Barnes Group, Inc........................................  3,600     86,040
    Barrett Business Services, Inc...........................  1,903     76,577
   *Beacon Roofing Supply, Inc...............................    200      7,228
    Brady Corp. Class A......................................  2,636     91,970
    Briggs & Stratton Corp...................................  9,608    227,998
   *Builders FirstSource, Inc................................  1,282      8,038
   *CAI International, Inc...................................  2,202     55,226
    Cascade Corp.............................................  1,200     77,484
   *Casella Waste Systems, Inc. Class A......................  2,621     11,899
   *CBIZ, Inc................................................  1,212      7,345
    CDI Corp.................................................  5,340     90,887
    Celadon Group, Inc.......................................  2,752     54,517
   *Champion Industries, Inc.................................  1,800        198
    CIRCOR International, Inc................................  1,000     41,500
   *Columbus McKinnon Corp...................................  2,500     47,300

                                     1259

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
    Comfort Systems USA, Inc...................................  3,476 $ 44,875
    CompX International, Inc...................................    200    2,700
   *Consolidated Graphics, Inc.................................  1,700   62,271
    Courier Corp...............................................    704    8,525
    Covanta Holding Corp.......................................  5,844  115,244
   *Covenant Transportation Group, Inc. Class A................  3,300   20,823
   *CPI Aerostructures, Inc....................................  1,700   19,176
   *CRA International, Inc.....................................  1,273   23,665
    Curtiss-Wright Corp........................................  8,391  299,139
   *DigitalGlobe, Inc..........................................  1,263   35,326
   *Dolan Co. (The)............................................  1,503    5,276
    Douglas Dynamics, Inc......................................  3,360   44,285
   *Ducommun, Inc..............................................  2,731   43,778
   *Dycom Industries, Inc......................................  4,586   96,214
   *Eagle Bulk Shipping, Inc...................................  4,189    8,629
    Eastern Co. (The)..........................................    510    7,976
    Ecology & Environment, Inc. Class A........................    210    2,709
    EMCOR Group, Inc...........................................  1,542   56,021
    Encore Wire Corp...........................................  4,620  150,704
   *Energy Recovery, Inc.......................................  2,946   10,989
   *EnergySolutions, Inc.......................................  2,774   10,624
   *EnerNOC, Inc...............................................    664   10,259
   *EnerSys, Inc...............................................  9,960  407,663
   *Engility Holdings, Inc.....................................    400    7,700
    Ennis, Inc.................................................  5,808   90,663
   *EnPro Industries, Inc......................................  3,739  166,311
    ESCO Technologies, Inc.....................................  2,177   89,627
    Espey Manufacturing & Electronics Corp.....................    172    4,324
   *Esterline Technologies Corp................................  6,359  422,174
   *Excel Maritime Carriers, Ltd............................... 11,653    6,421
   *Federal Signal Corp........................................ 14,257  114,626
   *Flow International Corp....................................  3,431   12,935
   *Franklin Covey Co..........................................  4,000   55,520
    FreightCar America, Inc....................................  2,063   51,142
   *Frozen Food Express Industries.............................  5,000    5,550
   *FTI Consulting, Inc........................................  2,295   74,588
   *Fuel Tech, Inc.............................................  1,990    8,517
   *Furmanite Corp.............................................  3,245   17,231
    G & K Services, Inc. Class A...............................  5,010  200,600
    GATX Corp..................................................  9,561  452,713
  #*Genco Shipping & Trading, Ltd..............................  9,300   31,062
   *Gencor Industries, Inc.....................................    600    4,434
   *General Cable Corp.........................................  9,821  330,182
    Geo Group, Inc. (The)...................................... 10,776  351,513
   *Gibraltar Industries, Inc..................................  6,948  120,687
   *GP Strategies Corp.........................................  4,100   87,740
   *GrafTech International, Ltd................................  4,175   40,080
    Granite Construction, Inc..................................  5,894  214,306
    Great Lakes Dredge & Dock Corp............................. 16,521  154,967
   *Greenbrier Cos., Inc.......................................  5,736  114,318
    Griffon Corp............................................... 14,026  165,507
    H&E Equipment Services, Inc................................  7,100  136,888
    Hardinge, Inc..............................................  2,569   28,978
    Harsco Corp................................................    625   15,931
   *Hawaiian Holdings, Inc..................................... 14,927   86,129
    Heidrick & Struggles International, Inc....................  3,465   54,782
   *Hill International, Inc....................................  5,419   18,479
    Houston Wire & Cable Co....................................    282    3,370
   *Hudson Global, Inc.........................................  4,736   22,780
   *Huntington Ingalls Industries, Inc.........................    598   26,491
   *Hurco Cos., Inc............................................  1,730   51,346

                                     1260

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Industrials -- (Continued)
   *Huron Consulting Group, Inc................................    801 $ 27,314
    Hyster-Yale Materials Handling, Inc........................  2,954  148,232
   *ICF International, Inc.....................................  4,116   94,215
   *Innotrac Corp..............................................    900    2,925
    Innovative Solutions & Support, Inc........................    273    1,158
    Insteel Industries, Inc....................................  3,260   49,422
    International Shipholding Corp.............................  1,600   30,560
    Intersections, Inc.........................................  2,527   26,230
  #*JetBlue Airways Corp....................................... 55,690  323,559
   *JPS Industries, Inc........................................  1,000    6,920
   *Kadant, Inc................................................  2,642   70,991
    KAR Auction Services, Inc..................................  1,290   27,516
   *Kaydon Corp................................................  3,236   80,253
    Kelly Services, Inc. Class A...............................  8,962  142,854
   *Key Technology, Inc........................................    987   12,140
    Kforce, Inc................................................  2,183   30,038
    Kimball International, Inc. Class B........................  6,243   67,424
   *Korn/Ferry International...................................  3,819   65,610
   *Kratos Defense & Security Solutions, Inc...................  2,893   12,758
    L.B. Foster Co. Class A....................................  1,216   52,665
    L.S. Starrett Co. Class A (The)............................    489    5,281
    Lawson Products, Inc.......................................  2,008   22,048
   *Layne Christensen Co.......................................  2,272   51,506
   *LMI Aerospace, Inc.........................................  2,100   46,410
    LSI Industries, Inc........................................  4,652   33,680
   *Lydall, Inc................................................  3,900   59,592
    Manpower, Inc..............................................  5,852  301,378
    Marten Transport, Ltd......................................  5,873  119,574
   *Matson, Inc................................................  5,382  147,521
    McGrath RentCorp...........................................  2,986   89,252
   *Meritor, Inc...............................................  4,737   21,601
   *Metalico, Inc..............................................  6,688   12,908
    Met-Pro Corp...............................................  2,967   30,768
   *MFRI, Inc..................................................  1,500    9,105
    Michael Baker Corp.........................................  1,200   30,828
    Miller Industries, Inc.....................................  2,674   40,859
   *Mobile Mini, Inc...........................................  9,000  216,000
   *Moog, Inc. Class A.........................................  2,240   98,112
   *Mueller Water Products, Inc. Class A....................... 35,448  209,498
    Multi-Color Corp...........................................  1,301   31,172
   *MYR Group, Inc.............................................  3,062   68,742
   *National Patent Development Corp...........................  1,000    2,450
   #National Presto Industries, Inc............................    238   17,457
   *National Technical Systems, Inc............................  3,198   25,520
   *Navigant Consulting, Inc...................................  4,708   54,283
    NL Industries, Inc......................................... 15,300  197,982
   *NN, Inc....................................................  3,495   32,364
   *Northwest Pipe Co..........................................  2,213   54,550
   *Ocean Power Technologies, Inc..............................    100      213
   *On Assignment, Inc.........................................  6,694  163,668
   *Orbital Sciences Corp......................................  4,589   67,458
   *Orion Energy Systems, Inc..................................  1,791    3,636
   *Orion Marine Group, Inc....................................  1,438   11,216
   *Oshkosh Corp...............................................  7,127  279,236
   *Owens Corning, Inc......................................... 13,148  547,877
    P.A.M. Transportation Services, Inc........................  3,545   33,465
   *Pacer International, Inc...................................  2,858   11,632
   *Park-Ohio Holdings Corp....................................    600   14,484
   *Patrick Industries, Inc....................................  1,000   16,460
   *Patriot Transportation Holding, Inc........................    211    5,437
   *PGT, Inc...................................................    375    1,838

                                     1261

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
    Pike Electric Corp......................................  4,614 $    47,986
   *Powell Industries, Inc..................................  1,718      77,740
   *PowerSecure International, Inc..........................    964       8,377
    Preformed Line Products Co..............................    707      47,708
    Providence & Worcester Railroad Co......................    200       3,200
    Quad/Graphics, Inc......................................    800      17,360
    Quanex Building Products Corp...........................  3,333      68,860
    RCM Technologies, Inc...................................  4,177      23,099
    Regal-Beloit Corp.......................................  3,106     230,341
   *Republic Airways Holdings, Inc.......................... 11,023      92,483
    Resources Connection, Inc...............................  4,598      56,142
   *Roadrunner Transportation Systems, Inc..................    861      17,315
   #RR Donnelley & Sons Co..................................  1,470      13,524
   *Rush Enterprises, Inc. Class A..........................  5,802     137,275
   *Rush Enterprises, Inc. Class B..........................  1,650      32,290
    Ryder System, Inc.......................................  9,234     524,307
   *Saia, Inc...............................................  3,508      90,998
    Schawk, Inc.............................................  3,203      41,127
    Seaboard Corp...........................................    200     540,662
    SeaCube Container Leasing, Ltd..........................  1,101      25,290
   *Shaw Group, Inc. (The)..................................    200       9,464
    SIFCO Industries, Inc...................................    659      10,201
    SkyWest, Inc............................................ 11,060     139,798
    SL Industries, Inc......................................    502       8,775
   *Sparton Corp............................................  2,441      37,152
    Standard Register Co. (The).............................  4,849       3,200
    Standex International Corp..............................  2,444     138,453
   *Steelcase, Inc. Class A.................................  6,000      81,780
   *Sterling Construction Co., Inc..........................  1,634      16,748
   *Supreme Industries, Inc. Class A........................  1,318       4,982
   *SYKES Enterprises, Inc..................................  6,232     100,335
    Sypris Solutions, Inc...................................  6,800      28,152
   *TAL International Group, Inc............................  4,174     174,891
   *Tecumseh Products Co. Class A...........................  3,200      22,752
   *Tecumseh Products Co. Class B...........................    100         725
   *Terex Corp.............................................. 11,903     385,419
    Titan International, Inc................................    200       4,858
   *Titan Machinery, Inc....................................    880      25,441
   *TMS International Corp. Class A.........................    891      12,421
   *TRC Cos., Inc...........................................  1,013       6,048
    Trinity Industries, Inc.................................  7,919     314,384
    Triumph Group, Inc......................................  5,678     399,561
   *Tutor Perini Corp.......................................  4,133      68,566
   *Ultralife Corp..........................................    969       3,120
    UniFirst Corp...........................................  3,100     253,394
    United Stationers, Inc..................................    962      32,073
    Universal Forest Products, Inc..........................  4,248     172,681
    Universal Truckload Services, Inc.......................    863      15,482
    URS Corp................................................  9,900     410,652
   *USA Truck, Inc..........................................  3,004      14,900
    UTi Worldwide, Inc......................................  1,700      25,092
   *Versar, Inc.............................................    700       2,975
    Viad Corp...............................................  4,327     120,810
   *Virco Manufacturing Corp................................  4,400      11,748
   *Volt Information Sciences, Inc..........................  5,881      46,519
    VSE Corp................................................    471      11,309
    Watts Water Technologies, Inc. Class A..................  6,750     311,175
    Werner Enterprises, Inc.................................  1,111      26,242
   *Willis Lease Finance Corp...............................  2,293      33,776
   *XPO Logistics, Inc......................................  2,091      35,024
                                                                    -----------
Total Industrials...........................................         20,046,566
                                                                    -----------

                                     1262

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (12.8%)
   *Accelrys, Inc..............................................  6,625 $ 62,408
   *Acxiom Corp................................................  1,408   24,964
   *ADDvantage Technologies Group, Inc.........................  1,399    2,966
   *Advanced Energy Industries, Inc............................  7,167  110,013
   *Aetrium, Inc...............................................  1,800    1,134
   *Agilysys, Inc..............................................  5,370   45,699
   *Alpha & Omega Semiconductor, Ltd...........................  1,389   11,265
  #*Amkor Technology, Inc......................................  2,808   13,001
   *Amtech Systems, Inc........................................  2,300    8,993
   *ANADIGICS, Inc.............................................  4,700   12,126
   *Analysts International Corp................................    532    1,936
   *Anaren, Inc................................................  4,100   80,237
   *AOL, Inc................................................... 10,372  317,902
   *Arris Group, Inc........................................... 19,100  315,532
   *Arrow Electronics, Inc..................................... 16,259  624,671
    Astro-Med, Inc.............................................  1,475   14,809
   *ATMI, Inc..................................................  5,340  108,989
   *Aviat Networks, Inc........................................  8,260   30,975
   *Avid Technology, Inc.......................................  8,300   61,420
   *Avnet, Inc................................................. 15,846  560,315
    AVX Corp................................................... 10,942  124,629
    Aware, Inc.................................................  2,090   12,038
   *Axcelis Technologies, Inc..................................  4,561    6,157
   *AXT, Inc...................................................  7,116   19,782
    Bel Fuse, Inc. Class B.....................................  2,247   41,862
   *Benchmark Electronics, Inc................................. 14,030  246,367
    Black Box Corp.............................................  4,026   94,329
   *Blucora, Inc...............................................  8,600  127,796
    Bogen Communications International, Inc....................  1,000    2,105
  o*Bogen Corp.................................................  1,000       --
   *BroadVision, Inc...........................................  1,325   11,051
   *Brocade Communications Systems, Inc........................ 35,503  203,077
    Brooks Automation, Inc..................................... 15,613  146,138
   *Bsquare Corp...............................................    300    1,050
   *CACI International, Inc. Class A...........................  4,064  217,952
   *Calix, Inc.................................................  2,963   24,119
   *Cascade Microtech, Inc.....................................  3,735   27,938
   *Checkpoint Systems, Inc....................................  3,277   39,521
   *CIBER, Inc................................................. 17,728   59,921
   *Coherent, Inc..............................................  6,367  352,795
    Cohu, Inc..................................................  5,574   58,416
 o#*Commerce One LLC...........................................  4,310       --
    Communications Systems, Inc................................  2,300   25,622
    Computer Sciences Corp.....................................  3,384  141,451
    Comtech Telecommunications Corp............................  3,556   94,234
    Concurrent Computer Corp...................................    300    1,962
    Convergys Corp............................................. 17,072  290,565
   *CoreLogic, Inc............................................. 10,373  272,188
   *Cray, Inc..................................................  2,735   50,789
  #*Cree, Inc..................................................  6,656  287,206
   *CSG Systems International, Inc.............................  2,515   47,357
    CSP, Inc...................................................     66      413
    CTS Corp...................................................  7,318   72,814
   *CyberOptics Corp...........................................  1,991   14,873
   *Data I/O Corp..............................................  1,500    2,565
   *Dataram Corp...............................................    524      225
   *Dealertrack Technologies, Inc..............................    434   13,706
   *Digi International, Inc....................................  5,952   58,330
   *Digital River, Inc.........................................  2,604   37,810
   *DSP Group, Inc.............................................  5,313   34,853
   *Dynamics Research Corp.....................................  2,244   15,394

                                     1263

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
    EarthLink, Inc............................................. 19,938 $135,578
   *EchoStar Corp. Class A.....................................  5,300  192,814
   *Edgewater Technology, Inc..................................  3,967   16,463
    Electro Rent Corp..........................................  6,410   99,227
    Electro Scientific Industries, Inc.........................  5,398   58,298
   *Electronics for Imaging, Inc...............................  9,550  216,021
  #*EMCORE Corp................................................  3,590   21,612
   *Emulex Corp................................................  5,611   42,868
   *Entegris, Inc..............................................    699    6,892
   *Entropic Communications, Inc...............................  2,202   11,538
    EPIQ Systems, Inc..........................................  3,468   42,795
    ePlus, Inc.................................................  1,865   86,890
   *Exar Corp.................................................. 11,693  122,660
   *Extreme Networks........................................... 10,840   40,000
   *Fabrinet...................................................    600    8,784
   *Fairchild Semiconductor International, Inc................. 19,677  290,629
   *First Solar, Inc...........................................  2,541   71,605
   *FormFactor, Inc............................................  8,591   42,955
    Frequency Electronics, Inc.................................  3,104   28,495
   *GigOptix, Inc..............................................    613      895
   *Globecomm Systems, Inc.....................................  5,373   66,625
   *GSE Systems, Inc...........................................  2,922    5,961
   *GSI Group, Inc.............................................  1,319   12,531
   *GSI Technology, Inc........................................  4,398   29,247
    Hackett Group, Inc. (The)..................................  8,522   36,645
   *Harmonic, Inc.............................................. 22,100  115,583
   *Hutchinson Technology, Inc.................................  7,181   20,035
   *I.D. Systems, Inc..........................................  2,201   12,172
    IAC/InterActiveCorp........................................ 11,800  486,750
   *Identive Group, Inc........................................  6,294    8,497
   *IEC Electronics Corp.......................................    490    3,214
   *Ikanos Communications, Inc.................................  9,896   18,011
   *Imation Corp...............................................  9,733   36,109
   *Ingram Micro, Inc. Class A................................. 24,100  438,138
   *Innodata, Inc..............................................    290    1,090
   *Insight Enterprises, Inc................................... 10,115  198,254
   *Integrated Device Technology, Inc.......................... 30,500  220,515
   *Integrated Silicon Solution, Inc...........................  7,660   71,774
   *Intermec, Inc..............................................  1,260   12,449
   *Internap Network Services Corp............................. 13,820  109,316
   *International Rectifier Corp...............................  7,149  139,334
    Intersil Corp. Class A..................................... 19,951  172,576
   *Intevac, Inc...............................................  3,564   15,004
   *IntraLinks Holdings, Inc...................................  3,446   22,296
   *IntriCon Corp..............................................    700    3,290
   *iPass, Inc.................................................  2,298    4,849
    IXYS Corp..................................................  7,733   74,546
   *Kemet Corp.................................................  1,161    6,687
   *Key Tronic Corp............................................  2,718   26,174
    Keynote Systems, Inc.......................................  3,727   58,141
  o*KIT Digital, Inc...........................................  6,189    2,476
   *Kopin Corp.................................................  7,138   24,697
   *Kulicke & Soffa Industries, Inc............................  6,102   69,075
   *KVH Industries, Inc........................................  1,498   21,811
   *Lattice Semiconductor Corp.................................    130      579
    Lexmark International, Inc. Class A........................    649   15,615
   *LGL Group, Inc. (The)......................................    200    1,052
   *Limelight Networks, Inc.................................... 11,505   27,152
   *LoJack Corp................................................    676    2,183
   *LTX-Credence Corp..........................................  1,829   11,230
    ManTech International Corp. Class A........................  2,215   54,644

                                     1264

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                                SHARES  VALUE+
                                                                ------ --------
Information Technology -- (Continued)
   *Market Leader, Inc.........................................  3,133 $ 23,748
   *Measurement Specialties, Inc...............................    558   19,697
   *MEMC Electronic Materials, Inc............................. 23,816   99,075
   *Mentor Graphics Corp....................................... 16,100  275,793
   *Mercury Systems, Inc.......................................  2,483   18,250
    Methode Electronics, Inc...................................  8,356   80,385
   *Microsemi Corp.............................................    334    6,987
   *Mindspeed Technologies, Inc................................    993    4,886
    MKS Instruments, Inc....................................... 10,424  289,787
   *ModusLink Global Solutions, Inc............................ 11,199   32,589
   *Monster Worldwide, Inc..................................... 11,431   66,300
   *MoSys, Inc.................................................    987    3,553
   *Multi-Fineline Electronix, Inc.............................  2,514   40,161
   *Nanometrics, Inc...........................................    956   14,923
   *NAPCO Security Technologies, Inc...........................  1,627    5,873
   *NCI, Inc. Class A..........................................    266    1,399
   *Newport Corp...............................................  6,601   95,186
  #*Oclaro, Inc................................................  3,894    6,308
   *Official Payments Holdings, Inc............................  5,146   31,957
   *OmniVision Technologies, Inc...............................  6,522  100,243
   *Online Resources Corp......................................  4,120   15,697
   *Oplink Communications, Inc.................................  4,800   80,880
    Optical Cable Corp.........................................  1,600    6,672
   *PAR Technology Corp........................................  4,662   20,699
    Park Electrochemical Corp..................................  2,000   52,280
    PC Connection, Inc.........................................  6,131   75,718
   *PCM, Inc...................................................  2,562   17,089
    PC-Tel, Inc................................................  4,282   31,772
    Perceptron, Inc............................................  2,288   16,840
   *Perficient, Inc............................................  3,984   47,649
   *Performance Technologies, Inc..............................  3,750    3,638
   *Pericom Semiconductor Corp.................................  6,875   48,606
   *Pervasive Software, Inc....................................  4,896   44,798
   *Photronics, Inc............................................ 15,019   89,964
   *Planar Systems, Inc........................................  1,620    2,803
   *Plexus Corp................................................    200    5,104
   *PLX Technology, Inc........................................  4,334   20,196
   *PMC-Sierra, Inc............................................ 33,280  192,358
  #*Power-One, Inc.............................................  5,032   20,229
   *Qualstar Corp..............................................  4,358    6,973
   *QuinStreet, Inc............................................    587    3,311
   *Radisys Corp...............................................  6,105   23,810
   *RealNetworks, Inc..........................................  9,390   71,927
   *Reis, Inc..................................................    442    6,458
    RF Industries, Ltd.........................................    681    3,718
    Richardson Electronics, Ltd................................  3,224   39,075
    Rimage Corp................................................  1,285    8,918
   *Rofin-Sinar Technologies, Inc..............................  2,382   61,051
   *Rogers Corp................................................  3,014  141,236
   *Rosetta Stone, Inc.........................................  1,493   19,349
   *Rudolph Technologies, Inc..................................  8,400  113,316
   *Sanmina Corp...............................................  9,197   87,555
   *ScanSource, Inc............................................  1,119   32,518
   *SeaChange International, Inc...............................  8,900   99,235
   *ShoreTel, Inc..............................................  2,593   11,124
   *Sigma Designs, Inc.........................................  5,308   28,345
   *Silicon Image, Inc.........................................    912    4,423
   *Smith Micro Software, Inc..................................  9,200   13,800
   *SMTC Corp..................................................  1,377    3,553
   *Sonus Networks, Inc........................................ 13,471   30,579
   *Spansion, Inc. Class A.....................................  4,781   54,982

                                     1265

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Information Technology -- (Continued)
   *StarTek, Inc............................................  5,100 $    21,981
   *SunPower Corp...........................................  8,507      66,270
    Supertex, Inc...........................................  1,400      26,768
   *Support.com, Inc........................................  1,190       4,962
   *Sycamore Networks, Inc..................................  6,946      15,976
   *Symmetricom, Inc........................................ 11,288      60,842
   *SYNNEX Corp.............................................  8,400     301,980
   *Tech Data Corp.......................................... 10,139     516,176
   *TechTarget, Inc.........................................  5,329      27,071
   *TeleCommunication Systems, Inc. Class A.................  6,139      13,874
   *Telenav, Inc............................................    707       5,585
    Tellabs, Inc............................................ 21,550      49,134
    Telular Corp............................................  4,000      44,360
    Tessco Technologies, Inc................................  2,100      46,935
    Tessera Technologies, Inc...............................  5,452      95,683
    TheStreet, Inc..........................................  6,043       9,850
   *TriQuint Semiconductor, Inc............................. 19,052     100,023
   *TTM Technologies, Inc...................................  5,725      45,628
   *Ultra Clean Holdings....................................  1,212       6,799
    United Online, Inc...................................... 18,618     123,624
   *UTStarcom Holdings Corp.................................  4,949       4,850
  #*Veeco Instruments, Inc..................................  3,225     101,426
   *Viasystems Group, Inc...................................    850      11,976
   *Vicon Industries, Inc...................................  1,400       3,850
   *Video Display Corp......................................    314       1,178
   *Virtusa Corp............................................  4,803      99,470
   *Vishay Intertechnology, Inc............................. 24,106     264,925
   *Vishay Precision Group, Inc.............................  1,635      21,566
   *Westell Technologies, Inc. Class A......................  6,009      10,996
   *WPCS International, Inc.................................  1,947         896
   *XO Group, Inc...........................................  3,862      37,152
    Xyratex, Ltd............................................  2,447      22,757
   *Zygo Corp...............................................  1,999      31,804
                                                                    -----------
Total Information Technology................................         14,953,816
                                                                    -----------
Materials -- (8.1%)
    A. Schulman, Inc........................................  6,700     215,405
   *A.M. Castle & Co........................................  5,552      93,551
   *American Pacific Corp...................................    878      17,279
   *American Vanguard Corp..................................  1,403      47,562
   #Axiall Corp.............................................  4,289     240,956
    Boise, Inc.............................................. 12,593     103,892
   *Buckeye Technologies, Inc...............................  9,523     273,786
    Cabot Corp..............................................  4,246     158,928
   *Century Aluminum Co..................................... 10,800      92,988
    Chase Corp..............................................    929      17,484
   *Chemtura Corp...........................................  3,746      88,855
   *Clearwater Paper Corp...................................    602      27,277
   *Coeur d'Alene Mines Corp................................ 10,835     235,120
    Commercial Metals Co.................................... 19,637     326,956
   *Core Molding Technologies, Inc..........................  1,192       8,404
    Cytec Industries, Inc...................................  4,444     325,745
    Domtar Corp.............................................  5,165     429,883
    Eagle Materials, Inc....................................    249      16,128
   *Ferro Corp..............................................  3,432      17,503
    Friedman Industries, Inc................................  1,905      20,898
    FutureFuel Corp.........................................  1,242      15,836
   *Graphic Packaging Holding Co............................ 49,197     344,871
   *Headwaters, Inc......................................... 12,719     119,050
   *Horsehead Holding Corp..................................  9,705      96,662
    Kaiser Aluminum Corp....................................  3,800     236,208

                                     1266

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED


                                                              SHARES   VALUE+
                                                              ------ ----------
Materials -- (Continued)
    KapStone Paper & Packaging Corp..........................  6,325 $  151,800
    KMG Chemicals, Inc.......................................    301      5,885
   *Kraton Performance Polymers, Inc.........................  2,151     56,464
   *Landec Corp..............................................  7,144     84,299
   *Louisiana-Pacific Corp................................... 12,300    238,989
    Materion Corp............................................  3,513     94,500
   *McEwen Mining, Inc....................................... 13,382     41,886
    MeadWestvaco Corp........................................  4,275    134,021
   *Mercer International, Inc................................  7,115     49,734
    Metals USA Holdings Corp.................................  4,340     78,033
    Minerals Technologies, Inc...............................  3,878    160,433
   *Mod-Pac Corp.............................................    962      6,748
    Myers Industries, Inc....................................  5,764     85,192
    Neenah Paper, Inc........................................    293      9,065
    Noranda Aluminum Holding Corp............................  1,889     11,126
   *Northern Technologies International Corp.................    211      2,825
    Olin Corp................................................    872     20,283
    Olympic Steel, Inc.......................................  1,914     40,213
   *OM Group, Inc............................................  4,400    121,528
   *Omnova Solutions, Inc....................................  3,923     32,090
    P.H. Glatfelter Co.......................................  9,725    180,691
   *Penford Corp.............................................  2,600     21,320
    Reliance Steel & Aluminum Co.............................  9,910    641,375
   *Resolute Forest Products.................................    927     12,644
    Rock Tenn Co. Class A....................................  7,628    602,231
   *RTI International Metals, Inc............................  5,940    168,696
    Schnitzer Steel Industries, Inc. Class A.................  2,556     74,328
    Sealed Air Corp.......................................... 12,568    235,273
    Sensient Technologies Corp...............................    900     34,290
   *Spartech Corp............................................  8,687     82,787
    Steel Dynamics, Inc...................................... 13,253    201,578
   *Stillwater Mining Co.....................................  7,987    107,505
   *SunCoke Energy, Inc......................................  1,932     32,033
    Synalloy Corp............................................    142      2,018
  #*Texas Industries, Inc....................................  3,420    194,393
    Tredegar Corp............................................  6,824    155,655
   *United States Lime & Minerals, Inc.......................    132      6,079
   #United States Steel Corp.................................  7,474    167,044
   *Universal Stainless & Alloy Products, Inc................  1,734     61,956
    Wausau Paper Corp........................................  5,204     50,323
    Westlake Chemical Corp................................... 11,081  1,017,901
   *Worthington Industries, Inc.............................. 12,590    345,973
   *Zoltek Cos., Inc.........................................  6,468     52,714
                                                                     ----------
Total Materials..............................................         9,445,148
                                                                     ----------
Other -- (0.0%)
  o*Big 4 Ranch, Inc.........................................    300         --
  o*Concord Camera Corp. Escrow Shares.......................  2,105         --
  o*Gerber Scientific, Inc. Escrow Shares....................  6,375         --
  o*Petrocorp, Inc. Escrow Shares............................  1,700        102
  o*Price Communications Liquidation Trust................... 16,900         --
                                                                     ----------
Total Other..................................................               102
                                                                     ----------
Telecommunication Services -- (1.0%).........................
    Atlantic Tele-Network, Inc...............................     31      1,342
   *Cbeyond, Inc.............................................  3,551     31,249
   #Frontier Communications Corp............................. 19,278     88,100
   *General Communications, Inc. Class A.....................  9,072     77,203
   *Hawaiian Telcom Holdco, Inc..............................    204      4,084
    HickoryTech Corp.........................................  2,281     22,080
   *Iridium Communications, Inc.............................. 12,006     84,042

                                     1267

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          -------- ------------
Telecommunication Services -- (Continued)
   *MetroPCS Communications, Inc.........................   19,191 $    192,486
    Neutral Tandem, Inc..................................    4,302       11,917
   *ORBCOMM, Inc.........................................    9,700       40,934
   *Premiere Global Services, Inc........................    5,187       48,602
    Primus Telecommunications Group, Inc.................    1,162       12,410
    Shenandoah Telecommunications Co.....................    1,364       19,996
    Telephone & Data Systems, Inc........................   13,053      330,110
   *United States Cellular Corp..........................    5,355      203,704
    USA Mobility, Inc....................................    2,983       34,483
   *Vonage Holdings Corp.................................    1,338        3,492
    Warwick Valley Telephone Co..........................       85          996
                                                                   ------------
Total Telecommunication Services.........................             1,207,230
                                                                   ------------
Utilities -- (0.3%)
    Consolidated Water Co., Ltd..........................    1,100        9,834
   *Dynegy, Inc..........................................       42          840
    Genie Energy, Ltd. Class B...........................    1,745       12,459
   *NRG Energy, Inc......................................    2,981       71,544
    Ormat Technologies, Inc..............................    3,043       64,694
    SJW Corp.............................................    1,507       40,870
   *Synthesis Energy Systems, Inc........................    6,200        6,882
    UGI Corp.............................................    2,736       96,417
                                                                   ------------
Total Utilities..........................................               303,540
                                                                   ------------
TOTAL COMMON STOCKS......................................           113,353,820
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Financial Corp. Contingent Value Rights.    6,200        1,364
  o*CVR Energy, Inc. Contingent Value Rights.............    3,801           --
   *Dynegy, Inc. Warrants 10/02/17.......................      656          767
                                                                   ------------
TOTAL RIGHTS/WARRANTS....................................                 2,131
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares...............................  370,042      370,042
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                          --------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S) @DFA Short Term Investment Fund......................  277,323    3,208,630
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $102,999 FNMA,
     rates ranging from 2.100%(r) to 6.163%(r),
     maturities ranging from 01/01/23 to 10/01/42,
     valued at $103,255) to be repurchased
     at $100,000......................................... $    100       99,999
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................             3,308,629
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $100,752,673)^^..................................          $117,034,622
                                                                   ============

                                     1268

VA U.S. TARGETED VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note)

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                  LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                ------------ ---------- ------- ------------
   Common Stocks
      Consumer Discretionary... $ 18,201,445 $        3   --    $ 18,201,448
      Consumer Staples.........    5,160,168         --   --       5,160,168
      Energy...................    8,384,824      2,316   --       8,387,140
      Financials...............   28,094,939         --   --      28,094,939
      Health Care..............    7,492,350     61,373   --       7,553,723
      Industrials..............   20,033,942     12,624   --      20,046,566
      Information Technology...   14,951,340      2,476   --      14,953,816
      Materials................    9,445,148         --   --       9,445,148
      Other....................           --        102   --             102
      Telecommunication
        Services...............    1,207,230         --   --       1,207,230
      Utilities................      303,540         --   --         303,540
   Rights/Warrants.............          767      1,364   --           2,131
   Temporary Cash Investments..      370,042         --   --         370,042
   Securities Lending
     Collateral................           --  3,308,629   --       3,308,629
                                ------------ ----------   --    ------------
   TOTAL....................... $113,645,735 $3,388,887   --    $117,034,622
                                ============ ==========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1269

                         VA U.S. LARGE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                            SHARES    VALUE+
                                                            ------- -----------
COMMON STOCKS -- (97.3%)
Consumer Discretionary -- (14.2%)
   #Autoliv, Inc...........................................   2,397 $   157,723
    Best Buy Co., Inc......................................   2,432      39,544
    Carnival Corp..........................................  39,939   1,546,438
    CBS Corp. Class A......................................   1,014      42,253
    Comcast Corp. Class A.................................. 132,558   5,047,809
    Comcast Corp. Special Class A..........................  37,998   1,395,667
    D.R. Horton, Inc.......................................  18,530     438,420
    Dillard's, Inc. Class A................................   2,416     203,935
   #GameStop Corp. Class A.................................   8,463     196,342
    Gannett Co., Inc.......................................   9,190     180,400
   *General Motors Co......................................  36,871   1,035,706
   *Hyatt Hotels Corp. Class A.............................     495      19,835
   #J.C. Penney Co., Inc...................................  14,882     302,551
    Johnson Controls, Inc..................................   2,015      62,646
    Kohl's Corp............................................     162       7,499
    Lear Corp..............................................   4,168     204,232
   #Lennar Corp. Class A...................................  10,919     453,575
   *Liberty Interactive Corp. Class A......................  35,259     749,606
   *Liberty Ventures Series A..............................     119       8,881
   *Madison Square Garden Co. Class A (The)................   2,160     112,363
   *MGM Resorts International..............................  33,050     422,048
   *Mohawk Industries, Inc.................................   4,867     494,779
    News Corp. Class A.....................................  80,034   2,220,143
    News Corp. Class B.....................................  36,092   1,019,238
  #*Orchard Supply Hardware Stores Corp. Class A...........     301       2,146
   *Penn National Gaming, Inc..............................   4,679     227,680
   *PulteGroup, Inc........................................     291       6,035
    Royal Caribbean Cruises, Ltd...........................  14,761     534,348
   #Sears Canada, Inc......................................   2,542      24,149
  #*Sears Holdings Corp....................................   6,666     312,969
    Service Corp. International............................   3,678      54,913
   #Staples, Inc...........................................  17,185     231,654
    Time Warner Cable, Inc.................................  21,717   1,940,197
    Time Warner, Inc.......................................  67,924   3,431,520
   *Toll Brothers, Inc.....................................   3,294     123,360
   *TRW Automotive Holdings Corp...........................   3,040     175,195
    Washington Post Co. Class B (The)......................     500     192,840
    Whirlpool Corp.........................................   3,831     442,021
    Wyndham Worldwide Corp.................................   3,155     176,017
                                                                    -----------
Total Consumer Discretionary...............................          24,236,677
                                                                    -----------
Consumer Staples -- (7.2%)
    Archer-Daniels-Midland Co..............................  41,797   1,192,468
    Beam, Inc..............................................     170      10,428
    Bunge, Ltd.............................................   8,909     709,691
   *Constellation Brands, Inc. Class A.....................  11,424     369,681
    CVS Caremark Corp......................................  78,660   4,027,392
    Ingredion, Inc.........................................     132       8,721
    J.M. Smucker Co. (The).................................   7,510     665,611
    Kraft Foods Group, Inc.................................  19,568     904,433
    Molson Coors Brewing Co. Class B.......................  10,703     483,562
    Mondelez International, Inc. Class A................... 105,918   2,943,461
   #Safeway, Inc...........................................  14,505     279,221
   *Smithfield Foods, Inc..................................  10,210     237,995
    Tyson Foods, Inc. Class A..............................  19,706     435,897
                                                                    -----------
Total Consumer Staples.....................................          12,268,561
                                                                    -----------

                                     1270

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Energy -- (20.3%)
    Anadarko Petroleum Corp................................  32,034 $ 2,563,361
    Apache Corp............................................  22,397   1,875,973
   *Atwood Oceanics, Inc...................................     938      49,498
    Baker Hughes, Inc......................................   4,256     190,328
    Chesapeake Energy Corp.................................  44,478     897,566
    Chevron Corp...........................................  49,952   5,751,973
    Cimarex Energy Co......................................     277      17,689
    ConocoPhillips.........................................  74,534   4,322,972
   *Denbury Resources, Inc.................................  24,698     460,124
    Devon Energy Corp......................................  21,332   1,219,977
    EOG Resources, Inc.....................................   3,049     381,064
    Helmerich & Payne, Inc.................................   4,017     258,454
    Hess Corp..............................................  21,949   1,474,095
    HollyFrontier Corp.....................................   3,489     182,196
    Marathon Oil Corp......................................  46,171   1,551,807
    Marathon Petroleum Corp................................  24,328   1,805,381
   *McDermott International, Inc...........................   1,100      13,387
    Murphy Oil Corp........................................   9,863     587,046
   *Nabors Industries, Ltd.................................  18,668     311,196
    National Oilwell Varco, Inc............................  26,968   1,999,408
   *Newfield Exploration Co................................     203       5,988
    Noble Corp.............................................  12,303     498,271
    Noble Energy, Inc......................................     430      46,350
    Occidental Petroleum Corp..............................   9,411     830,709
   *Oil States International, Inc..........................     969      75,175
    Patterson-UTI Energy, Inc..............................  10,062     204,661
   *Peabody Energy Corp....................................     231       5,810
    Phillips 66............................................  36,731   2,224,797
    Pioneer Natural Resources Co...........................   7,606     894,009
   *Plains Exploration & Production Co.....................   8,818     421,060
    QEP Resources, Inc.....................................   8,001     234,829
   *Rowan Cos. P.L.C. Class A..............................   8,486     292,597
   *SM Energy Co...........................................      84       4,885
    Tesoro Corp............................................   8,670     422,142
   #Tidewater, Inc.........................................   1,391      68,395
    Transocean, Ltd........................................   8,354     473,755
    Valero Energy Corp.....................................  39,719   1,736,912
   *Weatherford International, Ltd.........................  17,444     232,877
   *Whiting Petroleum Corp.................................   2,998     142,645
                                                                    -----------
Total Energy...............................................          34,729,362
                                                                    -----------
Financials -- (21.5%)
    Allied World Assurance Co. Holdings, Ltd...............   2,463     208,936
    Allstate Corp. (The)...................................  20,984     921,198
   *American Capital, Ltd..................................   9,700     129,592
    American Financial Group, Inc..........................   6,402     272,469
   *American International Group, Inc......................  42,989   1,626,274
    American National Insurance Co.........................     921      71,110
    Assurant, Inc..........................................   5,544     212,003
    Assured Guaranty, Ltd..................................   2,731      49,513
    Axis Capital Holdings, Ltd.............................   6,644     254,266
    Bank of America Corp................................... 493,320   5,584,382
    Bank of New York Mellon Corp. (The)....................  15,638     424,728
    Capital One Financial Corp.............................   9,488     534,364
   *CIT Group, Inc.........................................   1,288      54,547
    Citigroup, Inc......................................... 151,862   6,402,502
    CME Group, Inc.........................................  21,745   1,257,731
    CNA Financial Corp.....................................  11,309     352,275
    Comerica, Inc..........................................     780      26,801
    Everest Re Group, Ltd..................................   3,122     361,559
    First Niagara Financial Group, Inc.....................  10,214      80,078

                                     1271

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
   *Genworth Financial, Inc. Class A.......................  33,383 $   306,122
    Goldman Sachs Group, Inc. (The)........................  12,257   1,812,320
    Hartford Financial Services Group, Inc.................  29,455     730,484
    Hudson City Bancorp, Inc...............................   4,478      38,287
    JPMorgan Chase & Co....................................  46,460   2,185,943
    KeyCorp................................................  59,273     557,166
    Legg Mason, Inc........................................   9,200     254,380
    Leucadia National Corp.................................     193       4,912
    Lincoln National Corp..................................  18,840     545,983
    Loews Corp.............................................  26,345   1,142,583
    MetLife, Inc...........................................  67,215   2,509,808
    Morgan Stanley.........................................  67,448   1,541,187
   #NASDAQ OMX Group, Inc. (The)...........................  11,334     320,979
    NYSE Euronext..........................................   1,440      49,781
    Old Republic International Corp........................  11,424     130,234
    PartnerRe, Ltd.........................................   3,223     282,625
    People's United Financial, Inc.........................   7,468      91,931
    Principal Financial Group, Inc.........................   9,074     281,385
    Prudential Financial, Inc..............................  30,053   1,739,468
    Regions Financial Corp.................................  86,930     676,315
    Reinsurance Group of America, Inc......................   5,045     289,533
    SunTrust Banks, Inc....................................  35,025     993,659
    Unum Group.............................................  18,980     442,424
    Validus Holdings, Ltd..................................   4,386     159,694
    XL Group P.L.C.........................................  19,727     546,832
    Zions Bancorporation...................................   8,037     187,423
                                                                    -----------
Total Financials...........................................          36,645,786
                                                                    -----------
Health Care -- (8.9%)
    Aetna, Inc.............................................  22,485   1,084,452
   *Bio-Rad Laboratories, Inc. Class A.....................     250      28,448
   *Boston Scientific Corp.................................  90,690     677,454
   *CareFusion Corp........................................  14,963     464,452
    Cigna Corp.............................................   4,981     290,592
    Community Health Systems, Inc..........................     317      12,151
    Coventry Health Care, Inc..............................   9,648     442,168
   *Endo Health Solutions, Inc.............................   2,522      79,847
   *Forest Laboratories, Inc...............................   4,366     158,486
   *Hologic, Inc...........................................  17,372     414,148
    Humana, Inc............................................  10,702     795,801
   *Life Technologies Corp.................................   6,796     439,633
    Omnicare, Inc..........................................   7,610     296,410
    PerkinElmer, Inc.......................................   6,932     244,284
    Pfizer, Inc............................................ 235,412   6,422,039
    Thermo Fisher Scientific, Inc..........................  24,030   1,733,524
    UnitedHealth Group, Inc................................   2,350     129,744
    Universal Health Services, Inc. Class B................   2,410     136,502
    WellPoint, Inc.........................................  21,825   1,414,696
                                                                    -----------
Total Health Care..........................................          15,264,831
                                                                    -----------
Industrials -- (12.3%)
    ADT Corp. (The)........................................  10,055     477,612
   *AGCO Corp..............................................   4,095     217,035
    CNH Global NV..........................................     100       4,774
   *Colfax Corp............................................     191       8,521
    CSX Corp...............................................  72,750   1,602,682
   *Engility Holdings, Inc.................................     907      17,460
    FedEx Corp.............................................   1,568     159,074
   *Fortune Brands Home & Security, Inc....................  10,608     347,306
    General Dynamics Corp..................................   3,149     208,779
    General Electric Co.................................... 272,645   6,074,531

                                     1272

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE+
                                                             ------ -----------
Industrials -- (Continued)
   *Hertz Global Holdings, Inc.............................. 14,266 $   260,782
   *Ingersoll-Rand P.L.C....................................  6,936     356,441
   *Jacobs Engineering Group, Inc...........................    432      20,784
    KAR Auction Services, Inc...............................    154       3,285
    KBR, Inc................................................  6,170     192,627
    L-3 Communications Holdings, Inc........................  5,842     443,525
    Manpower, Inc...........................................  1,119      57,628
    Norfolk Southern Corp................................... 22,398   1,542,550
   #Northrop Grumman Corp................................... 17,342   1,127,924
   *Owens Corning, Inc......................................  8,078     336,610
    Pentair, Inc............................................  5,203     263,688
   *Quanta Services, Inc....................................  7,729     223,909
    Regal-Beloit Corp.......................................    550      40,788
    Republic Services, Inc.................................. 24,729     788,608
    Southwest Airlines Co................................... 50,819     569,681
    SPX Corp................................................  2,016     150,454
    Stanley Black & Decker, Inc.............................  9,547     733,496
   *Terex Corp..............................................  1,518      49,153
    Towers Watson & Co. Class A.............................    100       6,108
    Trinity Industries, Inc.................................  1,002      39,779
    Triumph Group, Inc......................................    200      14,074
    Tyco International, Ltd................................. 17,663     533,952
    Union Pacific Corp...................................... 29,933   3,934,992
   *United Rentals, Inc.....................................    159       8,049
    URS Corp................................................  3,392     140,700
    Waste Connections, Inc..................................  1,155      41,603
   *WESCO International, Inc................................    220      16,045
                                                                    -----------
Total Industrials...........................................         21,015,009
                                                                    -----------
Information Technology -- (3.8%)
    Activision Blizzard, Inc................................ 37,667     429,027
   *AOL, Inc................................................    482      14,773
   *Arrow Electronics, Inc..................................  7,435     285,653
   *Avnet, Inc..............................................  9,863     348,756
   *Brocade Communications Systems, Inc.....................  5,227      29,898
    Computer Sciences Corp.................................. 10,875     454,575
    Corning, Inc............................................ 42,308     507,696
   *Cree, Inc...............................................  4,762     205,480
    Fidelity National Information Services, Inc............. 19,960     740,716
    Hewlett-Packard Co...................................... 14,439     238,388
    IAC/InterActiveCorp.....................................  1,837      75,776
   *Ingram Micro, Inc. Class A..............................  7,333     133,314
   *Juniper Networks, Inc...................................  3,489      78,084
   *Lam Research Corp.......................................    406      16,703
   *Micron Technology, Inc.................................. 62,590     473,180
   #Molex, Inc..............................................  1,008      27,377
    Molex, Inc. Class A.....................................    100       2,249
    NVIDIA Corp.............................................  2,400      29,424
    SAIC, Inc...............................................    737       8,918
   *SanDisk Corp............................................  3,004     150,170
    Western Digital Corp.................................... 14,960     703,120
    Xerox Corp.............................................. 79,802     639,214
   *Yahoo!, Inc............................................. 42,444     833,176
                                                                    -----------
Total Information Technology................................          6,425,667
                                                                    -----------
Materials -- (3.4%)
    Alcoa, Inc.............................................. 72,066     637,063
    Ashland, Inc............................................  5,350     420,028
   #Cliffs Natural Resources, Inc...........................  2,727     101,744
    Cytec Industries, Inc...................................  1,726     126,516
    Domtar Corp.............................................  2,389     198,836

                                     1273

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                          -------- ------------
Materials -- (Continued)
    Freeport-McMoRan Copper & Gold, Inc..................   21,024 $    741,096
    Huntsman Corp........................................    3,965       69,903
    International Paper Co...............................   29,563    1,224,499
    MeadWestvaco Corp....................................   11,772      369,052
    Newmont Mining Corp..................................    5,866      252,003
    Nucor Corp...........................................    4,288      197,291
    Reliance Steel & Aluminum Co.........................    5,210      337,191
    Rock Tenn Co. Class A................................    2,943      232,350
    Sealed Air Corp......................................    5,840      109,325
    Steel Dynamics, Inc..................................   14,749      224,332
   #United States Steel Corp.............................    3,223       72,034
    Vulcan Materials Co..................................    8,921      504,572
                                                                   ------------
Total Materials..........................................             5,817,835
                                                                   ------------
Telecommunication Services -- (5.5%)
    AT&T, Inc............................................  177,239    6,166,145
    CenturyLink, Inc.....................................   38,023    1,538,030
   #Frontier Communications Corp.........................   20,612       94,197
   *MetroPCS Communications, Inc.........................   21,262      213,258
   *Sprint Nextel Corp...................................  204,911    1,153,649
    Telephone & Data Systems, Inc........................    4,423      111,858
  #*United States Cellular Corp..........................    3,600      136,944
                                                                   ------------
Total Telecommunication Services.........................             9,414,081
                                                                   ------------
Utilities -- (0.2%)
   *NRG Energy, Inc......................................   11,808      283,392
    UGI Corp.............................................    1,421       50,076
                                                                   ------------
Total Utilities..........................................               333,468
                                                                   ------------
TOTAL COMMON STOCKS......................................           166,151,277
                                                                   ------------
TEMPORARY CASH INVESTMENTS -- (0.4%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares...............................  688,741      688,741
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)
                                                          --------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S) @DFA Short Term Investment Fund......................  331,260    3,832,683
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $102,999 FNMA,
     rates ranging from 2.100%(r) to 6.163%(r),
     maturities ranging from 01/01/23 to 10/01/42,
     valued at $103,255) to be repurchased at $100,000... $    100       99,999
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................             3,932,682
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $135,652,204)^^..................................          $170,772,700
                                                                   ============

                                     1274

VA U.S. LARGE VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ------------ ---------- ------- ------------
 Common Stocks
    Consumer Discretionary........ $ 24,236,677         --   --    $ 24,236,677
    Consumer Staples..............   12,268,561         --   --      12,268,561
    Energy........................   34,729,362         --   --      34,729,362
    Financials....................   36,645,786         --   --      36,645,786
    Health Care...................   15,264,831         --   --      15,264,831
    Industrials...................   21,015,009         --   --      21,015,009
    Information Technology........    6,425,667         --   --       6,425,667
    Materials.....................    5,817,835         --   --       5,817,835
    Telecommunication Services....    9,414,081         --   --       9,414,081
    Utilities.....................      333,468         --   --         333,468
 Temporary Cash Investments.......      688,741         --   --         688,741
 Securities Lending Collateral....           -- $3,932,682   --       3,932,682
                                   ------------ ----------   --    ------------
 TOTAL............................ $166,840,018 $3,932,682   --    $170,772,700
                                   ============ ==========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1275

                       VA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                              SHARES  VALUE++
                                                              ------ ----------
COMMON STOCKS -- (94.0%)
AUSTRALIA -- (4.7%)
  #*Alumina, Ltd............................................. 55,119 $   63,673
   *Asciano Group, Ltd....................................... 31,130    157,033
    Bank of Queensland, Ltd..................................  5,304     45,564
   *Beach Energy, Ltd........................................  4,690      6,987
  #*Bendigo & Adelaide Bank, Ltd............................. 11,945    114,905
   *Boral, Ltd............................................... 21,633    110,911
   *Caltex Australia, Ltd....................................  4,636     94,069
    Echo Entertainment Group, Ltd............................ 17,525     65,647
  #*Fairfax Media, Ltd....................................... 59,866     33,786
    GrainCorp, Ltd. Class A..................................  3,521     44,353
  #*Harvey Norman Holdings, Ltd.............................. 33,784     69,181
    Incitec Pivot, Ltd....................................... 45,667    153,997
   *Lend Lease Group NL...................................... 11,809    127,651
    Macquarie Group, Ltd..................................... 10,343    415,990
    Newcrest Mining, Ltd..................................... 12,856    314,894
   *Origin Energy, Ltd....................................... 41,067    539,504
   *OZ Minerals, Ltd.........................................  8,784     63,702
    Primary Health Care, Ltd................................. 12,772     60,016
   *Qantas Airways, Ltd...................................... 32,996     52,745
   *QBE Insurance Group, Ltd.................................  4,796     59,731
   *Santos, Ltd.............................................. 30,341    379,023
  #*Seven Group Holdings, Ltd................................  9,893     99,414
  #*Sims Metal Management, Ltd...............................  3,933     38,552
   *Suncorp Group, Ltd....................................... 45,812    507,736
    TABCorp. Holdings, Ltd................................... 14,604     46,479
    Tatts Group, Ltd......................................... 32,618    110,708
   *Toll Holdings, Ltd....................................... 16,112     88,816
    Treasury Wine Estates, Ltd............................... 13,432     66,663
  #*UGL, Ltd.................................................  2,003     23,239
    Washington H. Soul Pattinson & Co., Ltd..................    924     13,207
  #*Wesfarmers, Ltd.......................................... 38,904  1,526,717
                                                                     ----------
TOTAL AUSTRALIA                                                       5,494,893
                                                                     ----------
AUSTRIA -- (0.2%)
   *Erste Group Bank AG......................................  5,736    193,009
  #*Raiffeisen Bank International AG.........................  2,147     96,425
                                                                     ----------
TOTAL AUSTRIA                                                           289,434
                                                                     ----------
BELGIUM -- (1.1%)
   *Ageas NV.................................................  8,093    267,306
    Delhaize Group SA........................................  4,481    212,600
   *KBC Groep NV.............................................  4,736    186,439
  #*Solvay SA................................................  2,420    380,213
    UCB SA...................................................  5,259    303,556
                                                                     ----------
TOTAL BELGIUM.                                                        1,350,114
                                                                     ----------
CANADA -- (10.9%)
    Aimia, Inc...............................................    975     15,670
   *AuRico Gold, Inc.........................................  4,800     33,840
    Barrick Gold Corp........................................ 32,567  1,039,539
   #Bell Aliant, Inc.........................................  1,758     45,774
    Cameco Corp..............................................  3,078     66,331
    Canadian Natural Resources, Ltd. (136385101)............. 36,966  1,117,113
    Canadian Natural Resources, Ltd. (2171573)...............  2,781     83,982
  #*Canadian Tire Corp. Class A..............................  2,400    167,042
    Crescent Point Energy Corp...............................  2,521     97,514
   *Eldorado Gold Corp.......................................  5,607     62,798
   *Empire Co., Ltd. Class A.................................  1,200     72,404

                                     1276

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------ -----------
CANADA -- (Continued)
    Enerplus Corp...........................................  5,482 $    73,595
    Ensign Energy Services, Inc.............................  3,653      62,409
   *Fairfax Financial Holdings, Ltd.........................    700     251,253
    Genworth MI Canada, Inc.................................  1,085      26,228
    George Weston, Ltd......................................  2,300     165,709
    Goldcorp, Inc. (2676302)................................  4,600     162,019
    Goldcorp, Inc. (380956409).............................. 24,877     877,909
   #Husky Energy, Inc....................................... 11,400     355,464
    IAMGOLD Corp............................................  6,674      55,060
    Industrial Alliance Insurance & Financial Services,
      Inc...................................................  2,300      80,364
    Inmet Mining Corp.......................................  1,550     111,891
    Kinross Gold Corp....................................... 31,183     255,742
   #Loblaw Cos., Ltd........................................  4,400     176,723
   *Lundin Mining Corp......................................  7,690      39,553
    Magna International, Inc................................  8,230     430,148
   #Manulife Financial Corp. (2492519)...................... 53,517     772,654
    Manulife Financial Corp. (56501R106)....................  8,800     126,984
   #Methanex Corp...........................................  2,235      80,378
    Nexen, Inc.............................................. 20,760     555,321
   #Pan American Silver Corp. (2669272).....................  1,700      29,691
    Pan American Silver Corp. (697900108)...................  3,470      60,760
   #Pengrowth Energy Corp...................................  7,628      34,798
   #Penn West Petroleum, Ltd................................ 11,123     112,524
   *PetroBakken Energy, Ltd.................................  1,115       9,838
    Precision Drilling Corp.................................  8,434      77,288
   #Progressive Waste Solutions, Ltd........................  1,176      26,128
    Quebecor, Inc. Class B..................................  1,400      59,009
  #*Research In Motion, Ltd. (2117265)......................  4,071      52,734
  #*Research In Motion, Ltd. (760975102)....................  3,926      50,959
   #Sun Life Financial, Inc................................. 22,308     650,855
    Suncor Energy, Inc. (867224107).........................  4,236     144,109
    Suncor Energy, Inc. (B3NB1P2)........................... 51,054   1,735,242
    Talisman Energy, Inc. (2068299).........................  9,540     119,178
    Talisman Energy, Inc. (87425E103)....................... 25,587     320,349
    Teck Resources, Ltd. Class B............................ 17,290     630,130
   #Thomson Reuters Corp.................................... 17,778     544,534
   #TransAlta Corp..........................................  7,800     125,438
   #Trican Well Service, Ltd................................  3,300      45,162
  #*Uranium One, Inc........................................ 12,400      33,816
    West Fraser Timber Co., Ltd.............................  1,412     113,354
   #Yamana Gold, Inc........................................ 27,400     447,784
                                                                    -----------
TOTAL CANADA                                                         12,885,091
                                                                    -----------
DENMARK -- (1.5%)
    A.P. Moeller-Maersk A.S. Series A.......................     20     151,234
    A.P. Moeller-Maersk A.S. Series B.......................     57     454,703
    Carlsberg A.S. Series B.................................  4,898     523,932
   *Danske Bank A.S......................................... 24,724     473,767
   *FLSmidth & Co. A.S......................................  1,010      62,579
   *H. Lundbeck A.S.........................................  1,633      25,827
   *Rockwool International A.S. Series B....................    219      26,244
   *TDC A.S................................................. 14,199     108,824
                                                                    -----------
TOTAL DENMARK                                                         1,827,110
                                                                    -----------
FINLAND -- (0.6%)
   *Fortum Oyj..............................................  2,305      43,130
   *Kesko Oyj Series B......................................  2,106      68,914
   #Nokia Oyj............................................... 30,243     118,703
   *Stora Enso Oyj Series R................................. 29,113     207,627

                                     1277

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------ -----------
FINLAND -- (Continued)
   *UPM-Kymmene Oyj........................................ 25,565 $   312,583
                                                                   -----------
TOTAL FINLAND                                                          750,957
                                                                   -----------
FRANCE -- (9.3%)
  #*Alcatel-Lucent SA...................................... 38,117      63,695
   *AXA SA................................................. 59,460   1,100,892
   *BNP Paribas SA......................................... 27,914   1,751,435
    Bollore SA.............................................    305     109,988
    Bouygues SA............................................  4,798     136,137
   *Cap Gemini SA..........................................  3,195     153,968
   *Casino Guichard Perrachon SA...........................  2,364     231,504
   *Cie de Saint-Gobain SA................................. 16,292     670,397
   *Cie Generale de Geophysique - Veritas SA...............  1,499      43,425
    Cie Generale de Geophysique - Veritas SA Sponsored
      ADR..................................................  3,650     105,959
   *Cie Generale des Etablissements Michelin SA Series B...  3,239     301,237
    Ciments Francais SA....................................    488      29,614
   *CNP Assurances SA......................................  5,528      91,390
   *Credit Agricole SA..................................... 48,568     480,083
   *Eiffage SA.............................................    369      16,560
    Electricite de France SA...............................  5,895     113,169
   *France Telecom SA...................................... 68,037     772,678
  #*GDF Suez SA............................................ 51,114   1,048,532
    Lafarge SA.............................................  9,061     553,364
   *Lagardere SCA..........................................  5,094     184,127
   *Natixis SA............................................. 40,470     160,358
  #*Peugeot SA.............................................  6,327      49,312
    Renault SA.............................................  8,195     493,945
   *Rexel SA...............................................  3,697      78,614
   *SA des Ciments Vicat...................................     80       5,100
   *Societe Generale SA.................................... 17,664     797,628
    STMicroelectronics NV.................................. 28,793     248,910
   *Vallourec SA...........................................  1,049      56,919
   *Vivendi SA............................................. 53,030   1,135,672
                                                                   -----------
TOTAL FRANCE                                                        10,984,612
                                                                   -----------
GERMANY -- (7.6%)
   *Allianz SE.............................................  4,423     632,870
    Allianz SE Sponsored ADR............................... 60,736     867,917
   *Bayerische Motoren Werke AG............................    456      45,927
   *Commerzbank AG......................................... 66,668     145,974
    Daimler AG............................................. 28,921   1,683,254
    Deutsche Bank AG....................................... 33,137   1,713,815
    Deutsche Lufthansa AG..................................  6,846     135,985
    Deutsche Post AG.......................................  4,542     106,654
   *Deutsche Telekom AG....................................  7,162      87,986
    Deutsche Telekom AG Sponsored ADR...................... 73,200     897,432
   *E.ON SE................................................ 48,285     839,586
   *Fraport AG.............................................     98       5,940
  #*Heidelberger Zement AG.................................  5,179     326,472
   *Hochtief AG............................................    836      54,554
   *Metro AG...............................................    324      10,006
   *Munchener Rueckversicherungs-Gesellschaft AG...........  4,155     763,084
   *RWE AG.................................................  8,482     318,936
   *Salzgitter AG..........................................  1,190      55,472
   *ThyssenKrupp AG........................................  2,261      54,884
    Volkswagen AG..........................................    943     217,838
                                                                   -----------
TOTAL GERMANY.                                                       8,964,586
                                                                   -----------
GREECE -- (0.1%)
    Coca-Cola Hellenic Bottling Co. S.A. ADR...............  1,125      28,912

                                     1278

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
GREECE -- (Continued)
    Hellenic Petroleum S.A..................................   2,479 $   27,798
   *National Bank of Greece S.A.............................   2,339      3,695
                                                                     ----------
TOTAL GREECE                                                             60,405
                                                                     ----------
HONG KONG -- (2.0%)
   *Cathay Pacific Airways, Ltd.............................  23,000     44,466
   *Cheung Kong Holdings, Ltd...............................  20,000    327,756
  #*Foxconn International Holdings, Ltd.....................  70,000     28,743
    Henderson Land Development Co., Ltd.....................  36,977    265,747
   *Hong Kong & Shanghai Hotels, Ltd........................  19,052     32,936
   *Hopewell Holdings, Ltd..................................   9,000     37,070
   *Hutchison Whampoa, Ltd..................................  61,000    681,802
    New World Development Co., Ltd.......................... 155,069    286,009
   *Orient Overseas International, Ltd......................   6,500     45,372
   *Wharf Holdings, Ltd.....................................  43,635    385,163
   *Wheelock & Co., Ltd.....................................  47,000    264,543
                                                                     ----------
TOTAL HONG KONG.                                                      2,399,607
                                                                     ----------
IRELAND -- (0.2%)
   *Bank of Ireland......................................... 168,039     32,431
   *CRH P.L.C. Sponsored ADR................................  10,657    229,339
                                                                     ----------
TOTAL IRELAND                                                           261,770
                                                                     ----------
ISRAEL -- (0.5%)
   *Bank Hapoalim B.M.......................................  74,220    312,908
   *Bank Leumi Le-Israel B.M................................  49,152    164,236
   *Israel Discount Bank, Ltd. Series A.....................  34,311     57,454
                                                                     ----------
TOTAL ISRAEL                                                            534,598
                                                                     ----------
ITALY -- (1.2%)
  #*Banca Monte Dei Paschi di Siena SpA..................... 227,814     76,099
  #*Fiat SpA................................................  28,990    177,444
  #*Finmeccanica SpA........................................   4,820     31,675
   *Mediaset SpA............................................  11,973     31,455
   *Telecom Italia SpA...................................... 170,034    168,722
    Telecom Italia SpA Sponsored ADR........................  24,800    245,024
   *UniCredit SpA...........................................  87,861    567,153
   *Unione di Banche Italiane ScpA..........................  17,460     91,128
                                                                     ----------
TOTAL ITALY                                                           1,388,700
                                                                     ----------
JAPAN -- (17.5%)
   *77 Bank, Ltd. (The).....................................   9,000     38,716
   *Aeon Co., Ltd...........................................  20,500    232,519
   *Aisin Seiki Co., Ltd....................................   4,600    150,680
   *Alfresa Holdings Corp...................................   1,400     61,339
   *Amada Co., Ltd..........................................  10,000     62,495
    Asahi Glass Co., Ltd....................................  32,000    212,303
   *Asahi Kasei Corp........................................  42,000    242,400
   *Azbil Corp..............................................   2,200     47,056
   *Bank of Kyoto, Ltd. (The)...............................   9,000     74,470
   *Bank of Yokohama, Ltd. (The)............................  23,000    109,856
    Canon Marketing Japan, Inc..............................   2,000     27,207
   *Chiba Bank, Ltd. (The)..................................  16,000     99,700
   *Chugoku Bank, Ltd. (The)................................   5,400     74,378
   *Citizen Holdings Co., Ltd...............................   7,800     44,678
    Coca-Cola West Co., Ltd.................................   1,000     15,792
   *COMSYS Holdings Corp....................................   2,400     28,944
   *Cosmo Oil Co., Ltd......................................  10,000     22,481
  #*Dai Nippon Printing Co., Ltd............................  18,000    145,520
   *Daicel Corp.............................................  10,000     69,829

                                     1279

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
JAPAN -- (Continued)
   *Daido Steel Co., Ltd....................................   7,000 $   31,250
   *Dainippon Sumitomo Pharma Co., Ltd......................     400      5,639
   *Denki Kagaku Kogyo K.K..................................  16,000     57,779
   *Ebara Corp..............................................  12,000     46,933
   *Fuji Media Holdings, Inc................................      18     28,271
   *FUJIFILM Holdings Corp..................................  16,600    330,998
   *Fujitsu, Ltd............................................  65,000    263,203
   *Fukuoka Financial Group, Inc............................  25,000    105,263
   *Furukawa Electric Co., Ltd..............................  19,000     38,504
   *Glory, Ltd..............................................   1,200     28,105
   *Gunma Bank, Ltd. (The)..................................  12,000     57,921
   *Hachijuni Bank, Ltd. (The)..............................  17,000     85,111
   *Hakuhodo DY Holdings, Inc...............................     470     32,027
   *Hiroshima Bank, Ltd. (The)..............................   2,000      8,503
    Hitachi Capital Corp....................................   1,600     31,886
    Hitachi Chemical Co., Ltd...............................   2,100     29,572
    Hitachi High-Technologies Corp..........................   1,500     29,790
    Hitachi Transport System, Ltd...........................     900     13,629
   *Hokkoku Bank, Ltd. (The)................................   2,000      8,222
   *Hokuhoku Financial Group, Inc...........................  26,000     42,312
   *House Foods Corp........................................   1,600     24,140
   *Ibiden Co., Ltd.........................................   2,500     35,632
   *Idemitsu Kosan Co., Ltd.................................     800     70,145
   *Inpex Corp..............................................      74    428,444
   *Isetan Mitsukoshi Holdings, Ltd.........................  11,700    115,541
   *ITOCHU Corp.............................................  46,400    524,761
   *Iyo Bank, Ltd. (The)....................................   8,000     65,422
   *J. Front Retailing Co., Ltd.............................  12,000     65,824
   *JFE Holdings, Inc.......................................  17,000    362,873
  #*Joyo Bank, Ltd. (The)...................................  14,000     65,637
   *JTEKT Corp..............................................   7,500     80,113
   *JX Holdings, Inc........................................  81,127    478,635
   *Kagoshima Bank, Ltd. (The)..............................   5,000     32,188
   *Kajima Corp.............................................   7,000     20,983
   *Kamigumi Co., Ltd.......................................   8,000     65,165
   *Kaneka Corp.............................................   8,000     42,795
  #*Kawasaki Kisen Kaisha, Ltd..............................  26,000     49,362
   *Keiyo Bank, Ltd. (The)..................................   4,000     18,976
   *Kinden Corp.............................................   2,000     13,262
   *Kobe Steel, Ltd.........................................  61,000     75,336
   *Konica Minolta Holdings, Inc............................  14,500    115,811
   *K's Holdings Corp.......................................     700     19,032
   *Kyocera Corp............................................   4,000    362,320
    Kyowa Hakko Kirin Co., Ltd..............................   8,000     75,641
   *Marui Group Co., Ltd....................................   6,000     48,776
   *Mazda Motor Corp........................................  45,000    121,730
   *Medipal Holdings Corp...................................   4,200     53,215
   *MEIJI Holdings Co., Ltd.................................   2,302    101,791
    Mitsubishi Chemical Holdings Corp.......................  33,000    152,804
   *Mitsubishi Corp.........................................  48,300  1,018,994
   *Mitsubishi Gas Chemical Co., Inc........................  13,000     87,014
   *Mitsubishi Heavy Industries, Ltd........................  80,402    429,935
   *Mitsubishi Logistics Corp...............................   3,000     44,995
   *Mitsubishi Materials Corp...............................  35,000    112,067
    Mitsubishi Tanabe Pharma Corp...........................   7,800    104,564
   *Mitsubishi UFJ Financial Group, Inc..................... 427,600  2,431,822
   *Mitsui & Co., Ltd.......................................  59,600    900,779
   *Mitsui Chemicals, Inc...................................  29,000     68,775
   *Mitsui Mining & Smelting Co., Ltd.......................   9,000     22,905
   *Mitsui O.S.K. Lines, Ltd................................  32,000    105,585
   *MS&AD Insurance Group Holdings, Inc.....................  14,150    296,381

                                     1280

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------- --------
JAPAN -- (Continued)
   *Nagase & Co., Ltd........................................   2,000 $ 21,831
   *Nanto Bank, Ltd. (The)...................................   3,000   13,043
   *NEC Corp.................................................  80,000  195,180
   *NGK Spark Plug Co., Ltd..................................   4,000   50,880
   *Nippon Electric Glass Co., Ltd...........................   7,000   33,736
   *Nippon Express Co., Ltd..................................  27,000  111,442
   *Nippon Meat Packers, Inc.................................   5,000   67,667
  #*Nippon Paper Group, Inc..................................   4,100   58,099
   *Nippon Shokubai Co., Ltd.................................   3,000   28,938
   *Nippon Steel & Sumitomo Metal Corp....................... 189,185  523,661
   *Nippon Television Network Corp...........................   1,900   27,045
  #*Nippon Yusen K.K.........................................  41,000   98,251
   *Nishi-Nippon Bank, Ltd...................................  18,000   46,652
   *Nisshin Seifun Group, Inc................................   6,000   73,013
   *Nisshin Steel Holdings Co., Ltd..........................   2,300   17,210
   *Nisshinbo Holdings, Inc..................................   3,000   22,777
   *NOK Corp.................................................   2,800   41,866
   *Nomura Holdings, Inc.....................................  64,100  366,926
   *NTN Corp.................................................  19,000   54,720
   *NTT DOCOMO, Inc..........................................     436  661,010
   *Obayashi Corp............................................  16,000   82,040
  #*Oji Holdings Corp........................................  27,000   87,312
   *Onward Holdings Co., Ltd.................................   2,000   15,114
  #*Panasonic Corp...........................................  72,100  474,599
   *Rengo Co., Ltd...........................................   6,000   30,461
  #*Ricoh Co., Ltd...........................................  24,000  267,184
   *Rohm Co., Ltd............................................   3,300  109,711
    Sankyo Co., Ltd..........................................   1,800   71,712
  #*SBI Holdings, Inc........................................   5,880   48,824
  #*Seiko Epson Corp.........................................   4,400   44,421
   *Seino Holdings Co., Ltd..................................   2,000   13,625
   *Sekisui House, Ltd.......................................  17,000  187,099
   *Shiga Bank, Ltd..........................................   4,000   23,204
   *Shimizu Corp.............................................  20,000   64,781
   *Shinsei Bank, Ltd........................................  22,000   44,945
   #Showa Denko K.K..........................................  49,000   74,888
    Showa Shell Sekiyu K.K...................................   5,500   31,918
   *SKY Perfect JSAT Holdings, Inc...........................      23   10,794
   *Sojitz Corp..............................................  34,370   51,587
    Sony Corp................................................   6,800  101,713
    Sony Corp. Sponsored ADR.................................  29,100  434,754
   *Sumitomo Bakelite Co., Ltd...............................   2,000    7,981
   *Sumitomo Chemical Co., Ltd...............................  32,000   93,617
   *Sumitomo Corp............................................  37,500  485,075
   *Sumitomo Electric Industries, Ltd........................  24,400  274,687
   *Sumitomo Forestry Co., Ltd...............................   3,000   29,386
   *Sumitomo Heavy Industries, Ltd...........................  13,000   57,367
   *Sumitomo Metal Mining Co., Ltd...........................  18,000  279,950
   *Sumitomo Mitsui Financial Group, Inc.....................  10,000  401,639
   *Sumitomo Mitsui Trust Holdings, Inc...................... 105,030  387,934
   *Sumitomo Osaka Cement Co., Ltd...........................  14,000   46,892
   *Suzuken Co., Ltd.........................................   3,000   91,823
   *Suzuki Motor Corp........................................   6,600  173,182
   *Taisei Corp..............................................  32,000   95,492
   *Takashimaya Co., Ltd.....................................   6,000   44,153
  #*TDK Corp.................................................   2,800  103,841
   *Teijin, Ltd..............................................  27,000   61,882
   *Tokai Rika Co., Ltd......................................     600    9,828
    Tokyo Broadcasting System, Inc...........................   1,700   19,819
   *Toppan Printing Co., Ltd.................................  16,000   99,309
   *Tosoh Corp...............................................   5,000   12,028

                                     1281

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
JAPAN -- (Continued)
   *Toyo Seikan Kaisha, Ltd...............................   5,100 $    65,077
   *Toyoda Gosei Co., Ltd.................................   1,400      31,020
   *Toyota Tsusho Corp....................................   5,300     126,062
    TV Asahi Corp.........................................     700      10,797
   *Ube Industries, Ltd...................................  21,000      43,717
   *UNY Co., Ltd..........................................   5,300      39,290
   *Ushio, Inc............................................   4,100      44,325
   *Wacoal Corp...........................................   2,000      20,870
   *Yamada Denki Co., Ltd.................................   2,220      85,494
   *Yamaguchi Financial Group, Inc........................   7,000      67,442
    Yamaha Corp...........................................   5,000      52,972
    Yamaha Motor Co., Ltd.................................   6,100      77,636
  #*Yamato Kogyo Co., Ltd.................................   1,600      45,830
    Yamazaki Baking Co., Ltd..............................   5,000      55,941
                                                                   -----------
TOTAL JAPAN...............................................          20,672,442
                                                                   -----------
NETHERLANDS -- (3.3%)
   *Aegon NV..............................................  65,130     434,826
   *Akzo Nobel NV.........................................   6,812     466,229
    ArcelorMittal NV......................................  36,543     627,054
    ArcelorMittal NV ADR..................................   3,900      66,924
   *ING Groep NV.......................................... 106,762   1,079,816
   *ING Groep NV Sponsored ADR............................  20,692     208,575
    Koninklijke DSM NV....................................   3,079     188,603
    Koninklijke Philips Electronics NV....................  26,077     812,190
                                                                   -----------
TOTAL NETHERLANDS.........................................           3,884,217
                                                                   -----------
NEW ZEALAND -- (0.1%)
   *Contact Energy, Ltd...................................  20,560      90,076
                                                                   -----------
NORWAY -- (1.1%)
   *DNB ASA...............................................  33,491     469,155
   *Marine Harvest ASA....................................  59,667      59,720
   *Norsk Hydro ASA.......................................  44,745     214,810
   *Orkla ASA.............................................  30,938     272,890
   *Storebrand ASA........................................  11,463      58,683
   *Subsea 7 SA...........................................   8,201     198,109
                                                                   -----------
TOTAL NORWAY..............................................           1,273,367
                                                                   -----------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA...............................  12,512      17,745
   *EDP Renovaveis SA.....................................  22,018     125,640
   *Portugal Telecom SA...................................   2,754      16,078
                                                                   -----------
TOTAL PORTUGAL............................................             159,463
                                                                   -----------
SINGAPORE -- (1.2%)
   *CapitaLand, Ltd....................................... 105,000     339,143
   *DBS Group Holdings, Ltd...............................  28,000     338,413
    Golden Agri-Resources, Ltd............................ 277,000     142,334
   *Keppel Land, Ltd......................................  25,000      86,017
   *Neptune Orient Lines, Ltd.............................   7,000       7,272
   *Noble Group, Ltd......................................  83,000      81,850
    Olam International, Ltd...............................  39,000      51,002
  #*Overseas Union Enterprise, Ltd........................   3,000       7,230
    Singapore Airlines, Ltd...............................  23,800     211,357
    Singapore Land, Ltd...................................   1,000       6,052
   *United Industrial Corp., Ltd..........................  24,000      54,103
    UOL Group, Ltd........................................  12,400      62,630
   *Venture Corp., Ltd....................................   3,000      20,580

                                     1282

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


                                                            SHARES   VALUE++
                                                            ------- ----------
SINGAPORE -- (Continued)
   *Wilmar International, Ltd..............................  12,000 $   37,007
                                                                    ----------
TOTAL SINGAPORE............................................          1,444,990
                                                                    ----------
SPAIN -- (2.1%)
   *Acciona SA.............................................   2,700    217,224
   *Banco de Sabadell SA...................................  50,650    135,890
  #*Banco Espanol de Credito SA............................   3,819     19,648
  #*Banco Popular Espanol SA............................... 321,528    290,760
   *Banco Santander SA..................................... 160,740  1,345,477
   *Banco Santander SA Issue 13 Shares.....................   4,337     36,387
   *CaixaBank SA...........................................  19,028     75,323
   *Iberdrola SA...........................................  58,339    313,914
   *Repsol SA..............................................   3,266     72,836
                                                                    ----------
TOTAL SPAIN................................................          2,507,459
                                                                    ----------
SWEDEN -- (3.0%)
   *Boliden AB.............................................   7,090    131,045
   *Meda AB Series A.......................................   2,731     31,901
   *Nordea Bank AB.........................................  85,572    943,802
   *Skandinaviska Enskilda Banken AB Series A..............  54,182    542,742
  #*SSAB AB Series A.......................................   5,533     45,718
   *SSAB AB Series B.......................................   2,545     18,189
   *Svenska Cellulosa AB Series A..........................     318      7,724
   *Svenska Cellulosa AB Series B..........................  26,596    644,798
   *Swedbank AB Series A...................................   9,522    224,840
    Telefonaktiebolaget LM Ericsson AB Series A............     164      1,861
    Telefonaktiebolaget LM Ericsson AB Series B............  47,807    556,056
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR.......  30,813    357,431
   *TeliaSonera AB.........................................  13,498     97,363
                                                                    ----------
TOTAL SWEDEN...............................................          3,603,470
                                                                    ----------
SWITZERLAND -- (6.1%)
   *ABB, Ltd...............................................  30,736    658,879
   *Adecco SA..............................................   2,712    155,515
   *Aryzta AG..............................................   2,519    141,457
   *Baloise Holding AG.....................................   2,199    198,998
  #*Clariant AG............................................   2,370     32,346
    Credit Suisse Group AG.................................  21,736    641,925
   *Givaudan SA............................................     168    186,552
    Holcim, Ltd............................................  10,258    798,475
    Lonza Group AG.........................................     799     47,017
    Novartis AG ADR........................................  10,786    731,507
    Sulzer AG..............................................   1,072    168,582
   *Swatch Group AG (The)..................................      85     46,559
   *Swiss Life Holding AG..................................   1,200    180,555
   *Swiss Re, Ltd..........................................  11,976    890,390
    UBS AG.................................................  81,983  1,423,851
   *Zurich Insurance Group AG..............................   3,052    877,654
                                                                    ----------
TOTAL SWITZERLAND..........................................          7,180,262
                                                                    ----------
UNITED KINGDOM -- (19.6%)
   *Anglo American P.L.C...................................  16,899    505,471
    Aviva P.L.C............................................  93,481    544,652
    Barclays P.L.C.........................................     293      1,407
    Barclays P.L.C. Sponsored ADR..........................  76,605  1,467,752
    BP P.L.C. Sponsored ADR................................  89,143  3,968,646
    Carnival P.L.C.........................................   3,722    150,871
   #Carnival P.L.C. ADR....................................   6,300    254,394
   *Eurasian Natural Resources Corp. P.L.C.................   1,137      5,944
  #*HSBC Holdings P.L.C. Sponsored ADR.....................  74,885  4,257,961

                                     1283

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                          SHARES     VALUE++
                                                          -------- ------------
UNITED KINGDOM -- (Continued)
   *International Consolidated Airlines Group SA.........   30,103 $    101,354
    Investec P.L.C.......................................    6,563       48,033
   *Kazakhmys P.L.C......................................    6,164       71,346
   *Kingfisher P.L.C.....................................   66,998      286,306
   *Lloyds Banking Group P.L.C...........................  213,713      174,926
   *Lloyds Banking Group P.L.C. Sponsored ADR............  165,593      544,801
   *Mondi P.L.C..........................................   12,086      143,192
   *Old Mutual P.L.C.....................................  138,380      410,808
   *Resolution, Ltd......................................   48,633      202,008
   *Rexam P.L.C..........................................    5,549       41,252
   *Royal Bank of Scotland Group P.L.C...................   28,132      152,964
   *Royal Bank of Scotland Group P.L.C. Sponsored ADR....   14,010      152,849
    Royal Dutch Shell P.L.C. ADR.........................   48,440    3,522,557
   *RSA Insurance Group P.L.C............................   46,829       97,862
    Sainsbury (J.) P.L.C.................................   53,132      278,375
   *Travis Perkins P.L.C.................................       44          843
    Vedanta Resources P.L.C..............................    3,221       61,510
    Vodafone Group P.L.C.................................  672,985    1,836,676
    Vodafone Group P.L.C. Sponsored ADR..................   87,922    2,402,029
   *William Morrison Supermarkets P.L.C..................   63,021      250,664
   *WPP P.L.C............................................    9,602      151,181
    Xstrata P.L.C........................................   55,857    1,051,571
                                                                   ------------
TOTAL UNITED KINGDOM.....................................            23,140,205
                                                                   ------------
TOTAL COMMON STOCKS......................................           111,147,828
                                                                   ------------
PREFERRED STOCKS -- (0.0%)
GERMANY -- (0.0%)
    Porsche Automobil Holding SE.........................      398       34,653
                                                                   ------------
RIGHTS/WARRANTS -- (0.0%)
SINGAPORE -- (0.0%)
   *Olam International, Ltd. Rights 01/21/13.............      939           49
                                                                   ------------
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13...................       22            5
   *Iberdrola SA Warrants 03/22/13.......................       16            3
                                                                   ------------
TOTAL SPAIN..............................................                     8
                                                                   ------------
TOTAL RIGHTS/WARRANTS....................................                    57
                                                                   ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                           (000)     VALUE+
                                                          -------- ------------
SECURITIES LENDING COLLATERAL -- (6.0%)
(S) @DFA Short Term Investment Fund......................  605,013    7,000,000
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
     0.17%, 02/01/13 (Collateralized by FNMA 3.500%,
     11/01/42, valued at $27,251) to be repurchased at
     $26,717............................................. $     27       26,717
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL......................             7,026,717
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $120,873,021)^^..................................          $118,209,255
                                                                   ============

                                     1284

VA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                --------------------------------------------
                                  LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                ----------- ----------- ------- ------------
   Common Stocks...............
      Australia................          -- $ 5,494,893   --    $  5,494,893
      Austria..................          --     289,434   --         289,434
      Belgium..................          --   1,350,114   --       1,350,114
      Canada................... $12,885,091          --   --      12,885,091
      Denmark..................          --   1,827,110   --       1,827,110
      Finland..................          --     750,957   --         750,957
      France...................     105,959  10,878,653   --      10,984,612
      Germany..................   1,765,349   7,199,237   --       8,964,586
      Greece...................      28,912      31,493   --          60,405
      Hong Kong................          --   2,399,607   --       2,399,607
      Ireland..................     229,339      32,431   --         261,770
      Israel...................          --     534,598   --         534,598
      Italy....................     245,024   1,143,676   --       1,388,700
      Japan....................     434,754  20,237,688   --      20,672,442
      Netherlands..............     275,499   3,608,718   --       3,884,217
      New Zealand..............          --      90,076   --          90,076
      Norway...................          --   1,273,367   --       1,273,367
      Portugal.................          --     159,463   --         159,463
      Singapore................          --   1,444,990   --       1,444,990
      Spain....................          --   2,507,459   --       2,507,459
      Sweden...................     357,431   3,246,039   --       3,603,470
      Switzerland..............     731,507   6,448,755   --       7,180,262
      United Kingdom...........  16,570,989   6,569,216   --      23,140,205
   Preferred Stocks............
      Germany..................          --      34,653   --          34,653
   Rights/Warrants.............
      Singapore................          --          49   --              49
      Spain....................          --           8   --               8
   Securities Lending
     Collateral................          --   7,026,717   --       7,026,717
                                ----------- -----------   --    ------------
   TOTAL....................... $33,629,854 $84,579,401   --    $118,209,255
                                =========== ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1285

                       VA INTERNATIONAL SMALL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                SHARES VALUE++
                                                                ------ --------
COMMON STOCKS -- (87.8%)
AUSTRALIA -- (5.3%)
   *AED Oil, Ltd...............................................  4,139 $     --
  #*Alkane Resources, Ltd...................................... 19,700   13,698
   *Alliance Resources, Ltd.................................... 21,658    4,403
   *Amalgamated Holdings, Ltd..................................  5,533   43,986
   *Amcom Telecommunications, Ltd..............................  6,384   10,497
   *Ampella Mining, Ltd........................................    616      245
  #*Antares Energy, Ltd........................................ 12,881    7,203
   #APN News & Media, Ltd...................................... 27,122    8,207
  #*Aquarius Platinum, Ltd.....................................  2,774    2,731
   *Arafura Resources, Ltd.....................................  7,863    1,603
   *ARB Corp., Ltd.............................................  3,547   44,012
   *Aristocrat Leisure, Ltd.................................... 13,779   53,297
    Arrium, Ltd................................................ 70,582   70,511
   *Aurora Oil & Gas, Ltd...................................... 11,517   45,569
   *Ausdrill, Ltd.............................................. 21,215   66,397
    Ausenco, Ltd...............................................  4,682   17,393
   *Austal, Ltd................................................  6,527    4,729
    Austbrokers Holdings, Ltd..................................    872    7,658
   *Australian Agricultural Co., Ltd........................... 21,165   26,935
    Australian Infrastructure Fund............................. 40,779  131,929
    Australian Pharmaceutical Industries, Ltd.................. 21,680   10,290
   *Automotive Holdings Group, Ltd............................. 12,565   47,231
    AVJennings, Ltd............................................ 21,460    7,989
   *AWE, Ltd................................................... 35,889   47,781
  #*Bandanna Energy, Ltd.......................................  2,730      785
  #*Bathurst Resources, Ltd....................................  5,351    2,156
   *BC Iron, Ltd...............................................  5,402   20,108
   *Beach Energy, Ltd.......................................... 73,441  109,407
  #*Beadell Resources, Ltd..................................... 10,811   11,162
   #Billabong International, Ltd...............................  8,660    8,485
    Blackmores, Ltd............................................    382   13,472
   *BlueScope Steel, Ltd.......................................  1,809    6,394
   *Boart Longyear, Ltd........................................ 30,454   65,402
   *Boom Logistics, Ltd........................................ 20,098    6,706
  #*Bradken, Ltd............................................... 11,422   74,527
  #*Breville Group, Ltd........................................  3,008   21,292
    Brickworks, Ltd............................................  2,046   26,909
  #*Cabcharge Australia, Ltd...................................  9,538   48,901
   *Cardno, Ltd................................................  5,121   36,371
   *Carnarvon Petroleum, Ltd...................................  6,703      454
  #*carsales.com, Ltd..........................................  3,573   33,076
  #*Ceramic Fuel Cells, Ltd.................................... 91,856    5,253
   *Citigold Corp., Ltd........................................ 58,895    3,267
   #Clough, Ltd................................................ 17,664   20,238
   *Coal of Africa, Ltd........................................ 22,474    8,675
  #*Coalspur Mines, Ltd........................................ 21,206   18,305
   *Cockatoo Coal, Ltd......................................... 39,936    5,402
   #CSG, Ltd................................................... 14,081    9,195
   #CSR, Ltd................................................... 26,465   55,817
  #*Cudeco, Ltd................................................  4,262   19,250
  #*David Jones, Ltd........................................... 24,451   63,893
   *Decmil Group, Ltd..........................................  5,930   15,427
   *Deep Yellow, Ltd........................................... 47,823    3,575
  #*Discovery Metals, Ltd...................................... 38,473   43,228
    Domino's Pizza Enterprises, Ltd............................    611    6,600
   *Downer EDI, Ltd............................................ 26,490  124,188
   *Drillsearch Energy, Ltd.................................... 22,128   30,658
    DUET Group.................................................  1,322    3,033

                                     1286

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
  #*DuluxGroup, Ltd...........................................  13,396 $ 57,593
  #*Elders, Ltd...............................................  15,828    2,059
   *Emeco Holdings, Ltd.......................................  37,864   24,315
   *Energy World Corp., Ltd...................................  50,545   17,438
   *Envestra, Ltd.............................................  82,478   83,921
  #*Evolution Mining, Ltd.....................................   9,266   14,997
  #*Fairfax Media, Ltd........................................  36,624   20,669
  #*FKP Property Group, Ltd...................................  13,581   24,209
  #*Fleetwood Corp., Ltd......................................   6,315   67,697
    FlexiGroup, Ltd...........................................   6,860   28,722
  #*Flight Centre, Ltd........................................   3,898  123,591
   *Flinders Mines, Ltd....................................... 135,740   11,034
  #*Galaxy Resources, Ltd.....................................  21,890    8,710
  #*Gindalbie Metals, Ltd.....................................  27,192    7,827
   *Goodman Fielder, Ltd...................................... 127,846   88,838
    GrainCorp, Ltd. Class A...................................  11,240  141,586
  #*Gryphon Minerals, Ltd.....................................  13,245    7,116
  #*GUD Holdings, Ltd.........................................   5,383   46,852
  #*Gunns, Ltd................................................  32,848       --
   *GWA Group, Ltd............................................  14,186   37,249
  #*Hills Holdings, Ltd.......................................  26,079   24,740
   *Horizon Oil, Ltd..........................................  65,914   31,637
   *iiNET, Ltd................................................   9,099   43,394
   *Imdex, Ltd................................................  13,781   26,179
  #*Independence Group NL.....................................  15,853   72,957
  #*Infigen Energy, Ltd.......................................  14,000    4,012
   *Intrepid Mines, Ltd.......................................   7,169    1,690
   *Invocare, Ltd.............................................   6,435   61,682
   *IOOF Holdings, Ltd........................................  13,685  117,627
  #*Iress, Ltd................................................   6,392   55,858
   *Iron Ore Holdings, Ltd....................................   7,983    7,017
   *Ivanhoe Australia, Ltd....................................   4,697    2,180
  #*JB Hi-Fi, Ltd.............................................   7,902   81,721
   *Kagara, Ltd...............................................  27,762    3,474
   *Karoon Gas Australia, Ltd.................................   5,930   40,212
   *Kingsgate Consolidated, Ltd...............................   8,435   35,497
   *Linc Energy, Ltd..........................................  12,969   33,029
  #*Lynas Corp., Ltd..........................................  10,000    6,690
  #*M2 Telecommunications Group, Ltd..........................   6,305   28,899
   *Macmahon Holdings, Ltd....................................  69,831   19,726
   *McMillan Shakespeare, Ltd.................................   1,941   27,805
   *Medusa Mining, Ltd........................................   6,840   35,403
   *Mermaid Marine Australia, Ltd.............................   9,019   38,247
   *Mesoblast, Ltd............................................     652    4,073
   *Miclyn Express Offshore, Ltd..............................   1,826    4,502
  #*Mincor Resources NL.......................................  14,047   13,706
   *Mineral Deposits, Ltd.....................................   3,059   13,052
   *Mineral Resources, Ltd....................................   3,173   34,174
  #*Mirabela Nickel, Ltd......................................   6,589    3,238
   *Molopo Energy, Ltd........................................  15,907    5,824
  #*Monadelphous Group, Ltd...................................   3,946  109,688
  #*Mortgage Choice, Ltd......................................  10,500   20,218
   *Mount Gibson Iron, Ltd....................................  38,346   33,526
  #*Myer Holdings, Ltd........................................  33,872   88,137
    Navitas, Ltd..............................................  19,169   98,978
   *NIB Holdings, Ltd.........................................  27,676   63,196
  #*Northern Iron, Ltd........................................   4,971    2,700
   *Northern Star Resources, Ltd..............................  14,924   17,344
   *Nufarm, Ltd...............................................   9,844   57,242
    Oakton, Ltd...............................................   7,474   11,141
   *Orocobre, Ltd.............................................   7,127   11,497

                                     1287

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
AUSTRALIA -- (Continued)
   *Pacific Brands, Ltd.......................................  43,040 $ 31,445
  #*Paladin Energy, Ltd.......................................  45,144   54,064
   *PanAust, Ltd..............................................   3,127    9,655
   *Panoramic Resources, Ltd..................................   7,300    3,860
   *PaperlinX, Ltd............................................  26,157    2,718
  #*Peet, Ltd.................................................   6,045    7,489
   *Perilya, Ltd..............................................  31,484   10,017
   *Perpetual Trustees Australia, Ltd.........................   2,899  117,514
  #*Perseus Mining, Ltd.......................................  24,847   50,699
   *Pharmaxis, Ltd............................................  18,394   13,070
  #*Platinum Australia, Ltd...................................  23,193    1,620
    PMP, Ltd..................................................  17,571    3,126
   *Premier Investments, Ltd..................................   3,174   24,693
    Primary Health Care, Ltd..................................  19,224   90,334
    Prime Media Group, Ltd....................................   5,377    5,313
    Programmed Maintenance Service, Ltd.......................   1,045    2,191
   *Ramelius Resources, Ltd...................................  16,758    7,188
  #*RCR Tomlinson, Ltd........................................  10,693   25,123
   *REA Group, Ltd............................................   1,460   31,344
   *Reckon, Ltd...............................................   1,448    3,656
   *Red Fork Energy, Ltd......................................   6,630    5,328
  #*Reject Shop, Ltd. (The)...................................   1,278   21,344
   *Resolute Mining, Ltd......................................  26,394   36,588
   *Retail Food Group, Ltd....................................     433    1,534
  #*Rex Minerals, Ltd.........................................   7,834    5,681
   *Ridley Corp., Ltd.........................................  33,330   40,979
   *Roc Oil Co., Ltd..........................................  66,001   33,123
   *SAI Global, Ltd...........................................  10,719   49,980
   #Salmat, Ltd...............................................   3,642    8,943
   *Samson Oil & Gas, Ltd.....................................  76,724    3,098
   *Sandfire Resources NL.....................................   2,891   23,534
   *Saracen Mineral Holdings, Ltd.............................  27,646   11,431
    Select Harvests, Ltd......................................   3,697    6,641
   *Senex Energy, Ltd.........................................  34,969   24,870
    Servcorp, Ltd.............................................   1,569    5,698
    Service Stream, Ltd.......................................  21,994   10,114
   *Seven West Media, Ltd.....................................  26,855   58,871
   *Sigma Pharmaceuticals, Ltd................................  73,664   51,214
   *Silex System, Ltd.........................................   1,112    3,629
  #*Silver Lake Resources, Ltd................................  25,841   68,848
   *Sirtex Medical, Ltd.......................................   2,800   35,300
   #Skilled Group, Ltd........................................  14,670   42,543
   *SMS Management & Technology, Ltd..........................   6,207   30,900
   *Southern Cross Media Group, Ltd...........................  67,418   83,503
   *Spark Infrastructure Group, Ltd...........................      99      181
  #*Specialty Fashion Group, Ltd..............................  19,600   18,911
  #*St. Barbara, Ltd..........................................  26,761   40,074
  #*Starpharma Holdings, Ltd..................................   8,008   10,498
  #*Straits Resources, Ltd....................................  11,702      862
   #STW Communications Group, Ltd.............................  16,976   22,996
   *Sunland Group, Ltd........................................  14,139   18,423
   *Super Retail Group, Ltd...................................  11,908  132,423
  #*Tap Oil, Ltd..............................................  20,587   14,185
    Tassal Group, Ltd.........................................   7,976   13,228
   *Technology One, Ltd.......................................  23,020   38,423
  #*Ten Network Holdings, Ltd................................. 107,739   37,862
   *Tiger Resources, Ltd......................................  13,405    4,915
   *Tox Free Solutions, Ltd...................................   3,407   11,914
  #*TPG Telecom, Ltd..........................................  25,871   73,669
   *Transfield Services, Ltd..................................  28,963   53,941
   *Transpacific Industries Group, Ltd........................  46,936   38,700

                                     1288

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
AUSTRALIA -- (Continued)
   *Troy Resources, Ltd.....................................   2,843 $   10,103
    Trust Co., Ltd. (The)...................................     659      3,056
   *Unity Mining, Ltd.......................................  12,000      1,504
  #*UXC, Ltd................................................  17,099     19,261
   *Village Roadshow, Ltd...................................  10,695     50,567
   *Virgin Australia Holdings, Ltd. (B43DQC7)............... 110,192     49,462
   *Virgin Australia Holdings, Ltd. (B7L5734)............... 110,192        575
    Watpac, Ltd.............................................   6,412      4,424
  #*Western Areas, Ltd......................................   7,565     34,584
  #*White Energy Co., Ltd...................................   9,723      1,931
    WHK Group, Ltd..........................................   9,562     10,436
    Wide Bay Australia, Ltd.................................     777      5,395
  #*Wotif.com Holdings, Ltd.................................   5,438     33,058
                                                                     ----------
TOTAL AUSTRALIA.............................................          5,716,614
                                                                     ----------
AUSTRIA -- (0.9%)
    Agrana Beteiligungs AG..................................     319     42,770
   *AMAG Austria Metall AG..................................     964     31,562
    Atrium European Real Estate, Ltd........................  11,257     69,571
    EVN AG..................................................   2,083     33,472
   *Flughafen Wien AG.......................................     669     41,222
  #*Intercell AG............................................   2,073      5,066
   *Kapsch TrafficCom AG....................................     127      7,885
  #*Lenzing AG..............................................     468     47,764
   *Mayr-Melnhof Karton AG..................................     840     99,573
    Oberbank AG.............................................   1,045     68,446
  #*Oesterreichischen Post AG...............................   1,448     63,360
    Palfinger AG............................................     904     26,849
   *RHI AG..................................................   2,079     76,143
   *S IMMO AG...............................................   2,718     17,264
   *Schoeller-Bleckmann Oilfield Equipment AG...............     838     83,958
    Semperit Holding AG.....................................     778     33,770
    Strabag SE..............................................   1,012     27,486
  #*Uniqa Versicherungen AG.................................   5,403     77,428
  #*Wienerberger AG.........................................   7,298     74,636
   *Zumtobel AG.............................................   2,862     41,249
                                                                     ----------
TOTAL AUSTRIA...............................................            969,474
                                                                     ----------
BELGIUM -- (1.2%)
   *Ablynx NV...............................................   1,907     16,335
   *Ackermans & van Haaren NV...............................   2,145    199,069
   *Agfa-Gevaert NV.........................................  15,370     31,118
   *Arseus NV...............................................   1,959     45,851
    Banque Nationale de Belgique............................      20     71,132
   *Barco NV................................................   1,156     91,866
  #*Bekaert NV..............................................   1,937     58,242
   *Compagnie d'Entreprises SA..............................     616     38,178
    Compagnie Immobiliere de Belgique SA....................     200      8,229
    Compagnie Maritime Belge SA.............................   1,500     30,749
   *Deceuninck NV...........................................   6,500     12,141
   *D'ieteren SA/NV.........................................   2,276    100,769
   *Econocom Group..........................................   7,084     57,617
   *Elia System Operator SA.................................   1,752     81,805
   *Euronav SA..............................................   1,500      9,003
   *EVS Broadcast Equipment SA..............................     753     44,917
   *Exmar NV................................................   1,500     15,384
   *Galapagos NV............................................     981     23,600
   *Ion Beam Applications SA................................     675      5,474
   *Kinepolis Group NV......................................     400     46,770
   *Melexis NV..............................................   1,058     20,063
    Mobistar SA.............................................     316      8,672

                                     1289

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
BELGIUM -- (Continued)
   *Nyrstar NV...............................................  6,040 $   35,045
    Recticel SA..............................................  1,421     10,969
    Roularta Media Group NV..................................    455      7,497
   *Sipef NV.................................................    540     47,041
   *Tessenderlo Chemie NV....................................  2,881    100,301
  #*ThromboGenics NV.........................................  1,936    100,860
   *Umicore Strip VVPR.......................................    125         --
   *Van de Velde NV..........................................    393     19,207
                                                                     ----------
TOTAL BELGIUM................................................         1,337,904
                                                                     ----------
CANADA -- (8.7%)
  #*5N Plus, Inc.............................................  2,300      5,235
    Aastra Technologies, Ltd.................................    800     14,438
   *Absolute Software Corp...................................  2,400     13,331
   *Acadian Timber Corp......................................    500      7,444
   *Advantage Oil & Gas, Ltd................................. 10,879     31,413
    Aecon Group, Inc.........................................  3,291     39,199
   #AG Growth International, Inc.............................  1,006     33,073
   *AGF Management, Ltd. Class B.............................  5,044     56,842
    Aimia, Inc............................................... 12,000    192,861
    Akita Drilling, Ltd. Class A.............................  1,200     13,451
   *Alacer Gold Corp......................................... 10,187     46,472
   *Alamos Gold, Inc.........................................  3,407     52,365
    Alaris Royalty Corp......................................    900     22,929
   *Alexco Resource Corp.....................................  2,700     11,505
    Algonquin Power & Utilities Corp......................... 11,549     84,875
   #Alliance Grain Traders, Inc..............................    462      5,883
   *Altius Minerals Corp.....................................  1,000     12,623
  #*Anderson Energy, Ltd.....................................  5,100      1,227
   *Angle Energy, Inc........................................  2,700      7,471
   *Antrim Energy, Inc.......................................  6,500      3,324
  #*Argonaut Gold, Inc.......................................  7,300     66,603
   #Astral Media, Inc. Class A...............................  4,500    211,510
   *Atrium Innovations, Inc..................................    831     10,706
   *ATS Automation Tooling System, Inc.......................  5,060     48,956
  #*Aura Minerals, Inc.......................................  5,100      1,841
  #*AuRico Gold, Inc......................................... 14,082     98,972
   *Aurizon Mines, Ltd....................................... 12,400     57,437
   *AXIA NetMedia Corp.......................................  4,000      5,013
  #*B2Gold Corp.............................................. 13,000     50,050
    Badger Daylighting, Ltd..................................    200      6,848
  #*Ballard Power Systems, Inc...............................  3,700      2,411
  #*Bankers Petroleum, Ltd................................... 14,456     44,496
   *Bellatrix Exploration, Ltd...............................  7,100     35,806
  #*Birchcliff Energy, Ltd...................................  4,800     35,131
   #Bird Construction, Inc...................................  2,238     31,324
   #Black Diamond Group, Ltd.................................  1,800     39,487
  #*BlackPearl Resources, Inc................................ 20,370     63,312
    BMTC Group, Inc. Class A.................................    850     11,974
  #*BNK Petroleum, Inc.......................................  3,400      1,670
  #*Bonterra Energy Corp.....................................    562     26,624
   *Boralex, Inc. Class A....................................  2,200     20,182
  #*Brigus Gold Corp......................................... 11,639     10,736
   *Brookfield Residential Properties, Inc...................  3,970     79,846
  #*Burcon NutraScience Corp.................................    600      2,677
    Calfrac Well Services, Ltd...............................  1,700     43,702
   *Calvalley Petroleums, Inc. Class A.......................  3,100      6,465
    Canaccord Financial, Inc.................................  3,851     28,608
   *Canacol Energy, Ltd......................................  1,750      6,299
    Canada Bread Co., Ltd....................................    800     41,532
    Canadian Energy Services & Technology Corp...............  2,111     24,742

                                     1290

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   #Canadian Western Bank......................................    600 $ 18,552
   *Canam Group, Inc. Class A..................................  2,100   13,728
    CanElson Drilling, Inc.....................................  2,137   10,391
   *Canfor Corp................................................  7,200  132,681
  #*Canfor Pulp Products, Inc..................................  1,443   14,468
   *Cangene Corp...............................................  2,500    5,740
  #*Canyon Services Group, Inc.................................  1,400   15,510
    Capital Power Corp.........................................  4,145   96,415
    Capstone Infrastructure Corp...............................  1,494    6,636
   *Capstone Mining Corp....................................... 13,215   32,726
    Cascades, Inc..............................................  3,900   17,087
   #Cash Store Financial Services, Inc. (The)..................    605    2,457
    Cathedral Energy Services, Ltd.............................    511    2,833
   *CCL Industries, Inc. Class B...............................  1,500   80,204
   *Celestica, Inc............................................. 16,300  127,308
   *Celtic Exploration, Ltd....................................  3,000   79,918
   *Cequence Energy, Ltd.......................................  2,168    2,847
  #*China Gold International Resources Corp., Ltd..............  9,700   33,941
   *Chinook Energy, Inc........................................  1,124    1,634
    Churchill Corp. Class A (The)..............................  1,045    9,304
   #Cineplex, Inc..............................................  2,952   94,710
   #CML HealthCare, Inc........................................  4,873   34,298
    Cogeco Cable, Inc..........................................  1,000   42,821
    Cogeco, Inc................................................    400   15,974
   *COM DEV International, Ltd.................................  4,500   14,573
   *Computer Modelling Group, Ltd..............................  1,881   41,414
  #*Connacher Oil & Gas, Ltd................................... 18,200    3,011
    Contrans Group, Inc. Class A...............................    222    2,339
  #*Copper Mountain Mining Corp................................  3,835   13,496
    Corby Distilleries, Ltd. Class A...........................    900   16,874
  #*Corridor Resources, Inc....................................  2,900    2,122
    Corus Entertainment, Inc. Class B..........................  5,600  140,028
    Cott Corp..................................................  5,400   48,997
  #*Crew Energy, Inc...........................................  7,852   46,841
  #*Davis & Henderson Corp.....................................  3,066   66,859
   *DeeThree Exploration, Ltd..................................  5,400   36,870
   *Delphi Energy Corp.........................................  7,188    8,072
  #*Denison Mines Corp......................................... 14,944   20,527
   *Descartes Systems Group, Inc. (The)........................  5,100   48,065
    Dorel Industries, Inc. Class B.............................  1,600   63,814
  #*DragonWave, Inc............................................  1,751    3,652
   *Duluth Metals, Ltd.........................................  6,500   14,793
  #*Dundee Precious Metals, Inc................................  4,755   42,334
  #*Eastern Platinum, Ltd...................................... 39,900    7,801
   *Eco Oro Minerals Corp......................................  2,300    2,998
    E-L Financial Corp., Ltd...................................    104   52,136
   #Enbridge Income Fund Holdings, Inc.........................  2,795   71,066
   *Endeavour Mining Corp......................................  3,313    7,075
   *Endeavour Silver Corp......................................  4,916   33,713
    Enerflex, Ltd..............................................  3,109   38,122
  #*Energy Fuels, Inc.......................................... 16,528    2,817
    Equitable Group, Inc.......................................    400   14,430
    Essential Energy Services, Ltd.............................  2,593    5,537
  #*Etrion Corp................................................    482      194
   *Evertz Technologies, Ltd...................................  3,700   59,874
   *Excellon Resources, Inc....................................  9,550    4,787
    Exchange Income Corp.......................................    743   20,590
    Extendicare, Inc...........................................  3,000   23,912
  #*First Majestic Silver Corp.................................  7,600  138,833
    First National Financial Corp..............................    800   14,806
   *FirstService Corp..........................................  1,537   45,229

                                     1291

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
  #*Forsys Metals Corp.........................................  2,500 $  1,980
   *Fortress Paper, Ltd. Class A...............................    500    4,116
   *Fortuna Silver Mines, Inc..................................  8,500   35,452
    Genivar, Inc...............................................  2,117   44,488
    Genworth MI Canada, Inc....................................    300    7,252
    Glacier Media, Inc.........................................  1,800    3,447
   *Gluskin Sheff & Associates, Inc............................  1,000   16,904
   *GLV, Inc. Class A..........................................    781    1,597
    GMP Capital, Inc...........................................  2,541   17,477
  #*Golden Star Resources, Ltd................................. 13,100   21,015
   *Gran Tierra Energy, Inc.................................... 14,587   77,805
   *Great Basin Gold, Ltd...................................... 17,800    1,428
   *Great Canadian Gaming Corp.................................  3,200   29,196
   *Great Panther Silver, Ltd..................................  9,200   13,928
  #*Guyana Goldfields, Inc.....................................  3,229   10,942
   *Harry Winston Diamond Corp.................................  6,354   93,775
    Heroux-Devtek, Inc.........................................  2,400   22,330
   *High River Gold Mines, Ltd................................. 10,580   14,851
    Home Capital Group, Inc....................................  1,850  112,458
    Horizon North Logistics, Inc...............................  3,300   19,984
    HudBay Minerals, Inc....................................... 12,631  146,902
  #*Imax Corp..................................................  2,881   68,053
   *Imperial Metals Corp.......................................  5,000   67,275
  #*IMRIS, Inc.................................................  1,500    5,670
   #Innergex Renewable Energy, Inc.............................  3,810   39,078
   *International Forest Products, Ltd. Class A................  3,600   31,654
    International Minerals Corp................................  1,000    4,642
  #*International Tower Hill Mines, Ltd........................  1,260    2,666
   *Intertape Polymer Group, Inc...............................  2,002   19,430
   *Ithaca Energy, Inc.........................................  1,886    3,839
  #*Ivanhoe Energy, Inc........................................ 10,100    8,405
  #*Jaguar Mining, Inc.........................................  4,030    3,111
   #Just Energy Group, Inc.....................................  8,179   81,101
   *Keegan Resources, Inc......................................  2,901   10,616
    Killam Properties, Inc.....................................  3,268   42,595
   *Kingsway Financial Services, Inc...........................    600    2,478
  #*Kirkland Lake Gold, Inc....................................  5,200   31,542
  #*Labrador Iron Mines Holdings, Ltd..........................  1,400    1,207
  #*Lake Shore Gold Corp....................................... 15,400   13,279
   *Laramide Resources, Ltd....................................  1,600    1,524
    Laurentian Bank of Canada..................................  2,100   92,851
   *Le Chateau, Inc. Class A...................................  1,200    4,800
   *Legacy Oil & Gas, Inc......................................  7,800   54,273
    Leisureworld Senior Care Corp..............................    571    7,248
    Leon's Furniture, Ltd......................................  2,400   32,677
    Linamar Corp...............................................  3,100   79,567
    Liquor Stores N.A., Ltd....................................    966   18,450
   *Long Run Exploration, Ltd..................................  5,150   22,720
   *MacDonald Dettweiler & Associates, Ltd.....................  1,243   78,164
  #*MAG Silver Corp............................................  2,486   27,766
   *Major Drilling Group International, Inc....................  3,600   35,769
    Manitoba Telecom Services, Inc.............................     45    1,497
   *Maple Leaf Foods, Inc......................................  7,600   97,762
   *Martinrea International, Inc...............................  3,833   34,702
   *Maxim Power Corp...........................................  1,300    3,584
   *McEwen Mining - Minera Andes Acquisition Corp..............  8,464   26,476
   #Medical Facilities Corp....................................  1,600   23,180
   *Mega Uranium, Ltd..........................................  2,800      421
   *Mercator Minerals, Ltd.....................................  8,400    3,958
  #*Mood Media Corp............................................  7,900   14,732
    Morneau Shepell, Inc.......................................  3,901   50,650

                                     1292

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
CANADA -- (Continued)
   *MTY Food Group, Inc........................................    200 $  4,971
    Mullen Group, Ltd..........................................  3,498   80,558
  #*Nautilus Minerals, Inc.....................................  5,100    2,250
    Nevsun Resources, Ltd......................................  2,035    8,610
    Newalta Corp...............................................  1,795   28,885
   *Niko Resources, Ltd........................................  1,800   18,787
   *Norbord, Inc...............................................  1,690   49,561
    Nordion, Inc...............................................  8,500   59,826
  #*North American Energy Partners, Inc........................  1,500    5,640
  #*North American Palladium, Ltd..............................  5,795    9,703
   #North West Co., Inc. (The).................................  2,674   62,038
   *Northern Dynasty Minerals, Ltd.............................  2,375    8,287
   #Northland Power, Inc.......................................  3,254   63,782
  #*NovaGold Resources, Inc....................................  4,050   18,029
   *Nuvista Energy, Ltd........................................  6,324   33,161
   *OceanaGold Corp............................................ 11,371   31,010
   *Oncolytics Biotech, Inc....................................  4,000   15,641
   *Osisko Mining Corp.........................................  1,528   10,583
   *Pace Oil & Gas, Ltd........................................    525    1,695
   *Paladin Labs, Inc..........................................    787   34,908
   *Parex Resources, Inc.......................................  3,082   17,613
   #Parkland Fuel Corp.........................................  3,959   78,712
   *Pason Systems, Inc.........................................  3,100   52,868
  #*Perpetual Energy, Inc......................................  4,555    4,521
   *PetroBakken Energy, Ltd.................................... 10,717   94,554
   *Petrobank Energy & Resources, Ltd..........................  6,259    5,397
   #Petrominerales, Ltd........................................  2,026   18,038
   #Peyto Exploration & Development Corp.......................    230    5,313
    PHX Energy Services Corp...................................    700    6,646
  #*Pilot Gold, Inc............................................  2,374    4,689
  #*PolyMet Mining Corp........................................  7,263    8,156
   #Poseidon Concepts Corp.....................................  2,814    3,555
    Precision Drilling Corp....................................  9,418   86,305
   #Premium Brands Holdings Corp...............................  1,330   22,936
   *Primero Mining Corp........................................  4,117   25,633
   *QLT, Inc...................................................  5,800   46,230
  #*Questerre Energy Corp. Class A.............................  6,950    6,411
   *Ram Power Corp.............................................  2,670      656
   *Reitmans Canada, Ltd. Class A..............................  4,500   56,803
  #*Resverlogix Corp...........................................  1,300    3,584
   *Richelieu Hardware, Ltd....................................  1,000   39,603
   #Ritchie Brothers Auctioneers, Inc..........................  6,300  137,445
   *RMP Energy, Inc............................................  4,727   15,735
    Rogers Sugar, Inc..........................................  5,100   32,521
    RONA, Inc.................................................. 10,785  130,947
   *Rubicon Minerals Corp......................................  8,300   19,389
   *Russel Metals, Inc.........................................  4,900  137,656
   *Sabina Gold & Silver Corp..................................  5,619   12,788
  #*San Gold Corp.............................................. 10,700    7,295
   *Sandvine Corp..............................................  5,900   10,529
   *Santonia Energy, Inc.......................................  5,400    7,147
   #Savanna Energy Services Corp...............................  5,882   43,168
  #*Scorpio Mining Corp........................................  6,390    6,343
   *Secure Energy Services, Inc................................  3,394   35,594
   #SEMAFO, Inc................................................ 18,100   50,631
    Sherritt International Corp................................ 20,937  123,430
   *Shore Gold, Inc............................................ 15,000    3,158
   *Sierra Wireless, Inc.......................................  1,200   13,668
   *Silver Standard Resources, Inc.............................  6,506   78,471
   *Southern Pacific Resource Corp............................. 28,100   33,808
  #*SouthGobi Resources, Ltd...................................  9,305   21,457

                                     1293

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
CANADA -- (Continued)
    Sprott Resource Corp....................................   6,554 $   29,833
    Sprott Resource Lending Corp............................   6,900     10,377
    Sprott, Inc.............................................   1,938      8,161
   *St. Andrew Goldfields, Ltd..............................  13,300      6,601
    Stantec, Inc............................................   3,000    122,900
    Stella-Jones, Inc.......................................     700     52,995
    Student Transportation, Inc.............................   3,797     24,745
  #*Sulliden Gold Corp., Ltd................................  10,800     10,178
   *SunOpta, Inc............................................   3,300     23,557
   #Superior Plus Corp......................................   4,400     47,909
   *Surge Energy, Inc.......................................   5,000     17,546
   *TAG Oil, Ltd............................................   4,231     19,810
   *Taseko Mines, Ltd.......................................  16,000     53,098
   *Tembec, Inc.............................................   1,115      3,287
   *Teranga Gold Corp.......................................   1,000      1,975
  #*Theratechnologies, Inc..................................   1,400        716
  #*Thompson Creek Metals Co., Inc..........................  11,733     47,643
  #*Timminco, Ltd...........................................   6,400          6
   *Timmins Gold Corp.......................................   6,306     17,640
    TORC Oil & Gas, Ltd.....................................   3,031      6,746
   *Toromont Industries, Ltd................................   3,709     82,554
    Torstar Corp. Class B...................................   3,700     29,343
    Total Energy Services, Inc..............................   1,737     26,471
    Transcontinental, Inc. Class A..........................   3,700     43,069
    TransForce, Inc.........................................   3,151     69,977
   *TransGlobe Energy Corp..................................   6,000     51,313
   #Trican Well Service, Ltd................................   6,824     93,390
   #Trinidad Drilling, Ltd..................................  10,700     77,241
   *TVA Group, Inc. Class B.................................   1,200     11,592
    Twin Butte Energy, Ltd..................................  15,808     42,159
   *UEX Corp................................................   6,400      4,363
    Uni-Select, Inc.........................................     800     19,058
    Valener, Inc............................................     700     11,292
   *Virginia Mines, Inc.....................................   1,215     12,109
   *Vitran Corp., Inc.......................................   1,100      7,246
   #Wajax Corp..............................................     911     40,700
    WaterFurnace Renewable Energy, Inc......................     300      4,843
   *Wesdome Gold Mines, Ltd.................................   3,085      2,753
    West Fraser Timber Co., Ltd.............................   2,500    200,697
    Western Energy Services Corp............................   1,900     14,116
  #*Westport Innovations, Inc...............................   2,900     79,376
   *Whitecap Resources, Inc.................................   7,919     75,986
    Wi-Lan, Inc.............................................  10,900     49,615
    Winpak, Ltd.............................................   2,400     40,906
   *Xtreme Drilling & Coil Services Corp....................   1,900      2,953
  #*YM Biosciences, Inc.....................................  12,926     37,972
    Zargon Oil & Gas, Ltd...................................   1,612     12,768
                                                                     ----------
TOTAL CANADA................................................          9,395,357
                                                                     ----------
CHINA -- (0.0%)
  #*China Public Procurement, Ltd...........................  72,000         --
    China WindPower Group, Ltd.............................. 210,000      7,848
   *Hanfeng Evergreen, Inc..................................   2,400      5,198
    Lee & Man Chemical Co., Ltd.............................  22,000     13,984
                                                                     ----------
TOTAL CHINA.................................................             27,030
                                                                     ----------
COLOMBIA -- (0.0%)
   *Platino Energy Corp.....................................     800      1,107
                                                                     ----------
DENMARK -- (1.2%)
   *Alk-Abello A.S..........................................     288     21,810

                                     1294

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
DENMARK -- (Continued)
   *Alm. Brand A.S...........................................  7,780 $   23,950
   *Amagerbanken A.S.........................................  6,200         --
   *Ambu A.S. Series B.......................................    212      6,044
   *Auriga Industries A.S. Series B..........................    950     18,738
   *Bang & Olufsen Holdings A.S..............................  2,970     34,847
  #*Bavarian Nordic A.S......................................    600      5,104
   *D/S Norden A.S...........................................  1,594     48,941
    DFDS A.S.................................................    512     26,645
   *East Asiatic Co., Ltd. A.S...............................  1,200     23,731
  #*Genmab A.S...............................................  2,656     47,414
   *GN Store Nord A.S........................................  9,778    159,098
   *IC Companys A.S..........................................    310      7,206
   *Jyske Bank A.S...........................................  3,590    116,721
  #*NKT Holding A.S..........................................  2,336     82,599
    Nordjyske Bank A.S.......................................    422      6,156
  #*Pandora A.S..............................................  3,558     87,920
   *Parken Sport & Entertainment A.S.........................    400      4,801
    Per Aarsleff A.S. Series B...............................    150     13,306
   *Ringkjoebing Landbobank A.S..............................    346     52,301
   *Rockwool International A.S. Series B.....................    427     51,169
   *Royal Unibrew A.S........................................    746     69,254
    Schouw & Co. A.S.........................................  1,700     50,819
   *SimCorp A.S..............................................    268     64,160
   *Solar Holdings A.S. Series B.............................    268     12,445
   *Spar Nord Bank A.S.......................................  3,300     17,288
   *Sydbank A.S..............................................  4,178     82,348
  #*TK Development A.S.......................................  2,549      5,808
   *Topdanmark A.S...........................................    431     94,525
    United International Enterprises A.S.....................    102     18,593
  #*Vestas Wind Systems A.S..................................  8,138     49,342
   *Vestjysk Bank A.S........................................    725      1,514
   *Zealand Pharma A.S.......................................     93      1,606
                                                                     ----------
TOTAL DENMARK................................................         1,306,203
                                                                     ----------
FINLAND -- (2.4%)
    Ahlstrom Oyj.............................................  1,260     23,866
   *Alma Media Oyj...........................................  4,469     29,797
   *Amer Sports Oyj..........................................  9,945    158,417
    Aspo Oyj.................................................  2,685     23,676
  #*Cargotec Oyj Series B....................................  1,113     31,352
   *Citycon Oyj.............................................. 12,382     41,373
    Cramo Oyj................................................  1,300     17,953
   *Elcoteq SE...............................................    500         --
   *Elektrobit Corp. Oyj.....................................  7,600      8,454
   *Elisa Oyj................................................  1,878     44,657
   *Finnair Oyj..............................................  3,800     15,465
   *Finnlines Oyj............................................  2,099     21,812
  #*Fiskars Oyj Abp..........................................  3,740     95,990
    F-Secure Oyj.............................................  5,200     12,597
   *Glaston Oyj Abp..........................................  1,224        464
    HKScan Oyj Series A......................................  1,550      8,746
   *Huhtamaki Oyj............................................  9,505    172,506
   *KCI Konecranes Oyj.......................................  3,400    114,358
  #*Kemira Oyj...............................................  9,436    149,488
   *Kesko Oyj Series A.......................................    203      6,748
   *Kesko Oyj Series B.......................................  3,102    101,507
   *Lassila & Tikanoja Oyj...................................  2,281     37,904
    Lemminkainen Oyj.........................................    500     10,574
  #*Mesta Board Oyj.......................................... 19,786     65,829
  #*Neste Oil Oyj............................................  7,252    115,741
    Olvi Oyj Series A........................................  1,278     37,511

                                     1295

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (Continued)
    Oriola-KD Oyj Series B...................................  3,288 $   10,715
    Orion Oyj Series A.......................................  3,616     99,921
   *Orion Oyj Series B.......................................  5,451    152,130
  #*Outokumpu Oyj............................................ 76,320     79,010
   *Outotec Oyj..............................................    956     60,132
   *PKC Group Oyj............................................  1,500     34,100
   *Pohjola Bank P.L.C. Series A.............................  4,091     69,983
    Ponsse Oyj...............................................  1,180     10,859
   *Poyry Oyj................................................  3,314     14,172
   *Raisio P.L.C. Series V...................................  5,928     25,489
   *Ramirent Oyj.............................................  4,968     48,245
    Rapala VMC Oyj...........................................  1,900     12,122
  #*Rautaruukki Oyj Series K.................................  8,019     57,681
   *Ruukki Group Oyj......................................... 13,258      8,087
   #Sanoma Oyj...............................................  5,315     53,769
    Stockmann Oyj Abp Series A...............................  1,299     25,829
  #*Stockmann Oyj Abp Series B...............................  2,495     49,039
    Technopolis Oyj..........................................  1,190      6,194
  #*Tieto Oyj................................................  5,481    121,894
  #*Tikkurila Oyj............................................  1,149     24,573
  #*Uponor Oyj Series A......................................  4,079     57,111
   *Vacon Oyj................................................    695     41,313
    Vaisala Oyj Series A.....................................    700     17,754
   *Yit Oyj..................................................  5,529    121,780
                                                                     ----------
TOTAL FINLAND................................................         2,548,687
                                                                     ----------
FRANCE -- (3.4%)
  #*Air France-KLM........................................... 11,593    126,047
    Ales Groupe SA...........................................    953     17,193
   *Alten SA.................................................  2,004     77,024
   *Altran Technologies SA................................... 11,612     87,852
   *April SA.................................................  1,417     30,203
   *Assystem.................................................    808     18,180
   *Atari SA.................................................     88        103
    Axway Software SA........................................    500     11,550
   *Beneteau SA..............................................  2,225     24,829
   *Boiron SA................................................    712     30,322
   *Bonduelle SCA............................................    272     28,531
   *Bongrain SA..............................................    669     44,536
   *Bourbon SA...............................................  3,536    107,873
   *Bull SA..................................................  1,837      8,103
    Cegid Group..............................................    250      5,173
    Ciments Francais SA......................................    198     12,015
   *Club Mediterranee SA.....................................  2,223     42,107
   *Derichebourg SA..........................................  5,239     25,469
   *Eiffage SA...............................................  2,383    106,948
    Electricite de Strasbourg SA.............................    132     16,782
   *Eramet SA................................................     15      2,128
   *Esso SA Francaise........................................    197     15,785
   *Establissements Maurel et Prom SA........................  6,624    122,327
   *Euler Hermes SA..........................................  1,051     93,746
   *Eurofins Scientific SA...................................    279     49,842
   *Faiveley Transport SA....................................    472     32,319
   *Faurecia SA..............................................  3,612     63,649
    Fimalac SA...............................................    506     25,627
   *GameLoft SE..............................................  4,962     34,075
    Gaumont SA...............................................    129      6,931
   *GFI Informatique SA......................................  1,729      7,138
    GL Events SA.............................................    619     15,283
    Groupe Crit SA...........................................    450      9,300
   *Groupe Steria SCA........................................  1,768     32,843

                                     1296

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
FRANCE -- (Continued)
    Guerbet SA...............................................    122 $   18,518
   *Haulotte Group SA........................................  1,014      8,415
   *Havas SA................................................. 23,582    154,348
   *Ingenico SA..............................................  1,089     68,649
   *Ipsen SA.................................................  1,261     44,363
   *Ipsos SA.................................................  1,798     71,666
    Laurent-Perrier SA.......................................    195     18,268
   *Lisi SA..................................................    500     44,114
   *M6 Metropole Television SA...............................  4,736     79,261
  #*Manitou BF SA............................................  1,600     28,517
    Manutan International SA.................................    508     24,711
   *Maurel & Prom Nigeria SA.................................  6,624     23,573
   *Medica SA................................................  3,269     62,254
    Mersen SA................................................  1,018     29,810
   *Naturex SA...............................................    340     27,101
  #*Neopost SA...............................................  3,793    216,502
  #*Nexans SA................................................  2,122    109,901
   *Nexity SA................................................  1,776     54,203
    Norbert Dentressangle SA.................................    170     14,929
    NRJ Group SA.............................................  2,200     18,172
  #*Orpea SA.................................................  1,668     71,144
  #*PagesJaunes Groupe SA....................................    475      1,839
   *Parrot SA................................................    120      4,640
    Pierre & Vacances SA.....................................    387      8,262
   *Plastic Omnium SA........................................  1,363     53,309
   *Rallye SA................................................  1,707     60,321
   *Recylex SA...............................................  1,500      7,649
   *Rubis SCA................................................  2,852    206,618
   *SA des Ciments Vicat.....................................    894     56,993
   *Saft Groupe SA...........................................  1,927     52,049
    Samse SA.................................................    132     11,175
   *Sechilienne SA...........................................  1,311     26,731
   *Societe d'Edition de Canal Plus SA.......................  2,031     14,258
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco SA..............................................    210     10,059
   *Societe Television Francaise 1 SA........................  5,763     69,568
  #*Soitec SA................................................ 12,684     47,264
    Somfy SA.................................................    212     44,561
   *Sopra Group SA...........................................    500     35,963
   *Ste Industrielle d'Aviation Latecoere SA.................    468      5,388
   *Stef SA..................................................    287     15,241
   #Synergie SA..............................................    659      7,659
   *Technicolor SA...........................................  3,005     10,404
   *Teleperformance SA.......................................  4,431    176,557
  #*Theolia SA...............................................  1,674      3,617
    Total Gabon SA...........................................     21     10,495
    Toupargel Groupe SA......................................    384      2,711
   *Trigano SA...............................................  1,363     20,329
   *UbiSoft Entertainment SA.................................  8,018     77,355
    Viel et Compagnie SA.....................................  4,111     14,000
  #*Vilmorin & Cie SA........................................    378     49,888
   *Virbac SA................................................    328     73,406
    VM Materiaux SA..........................................    186      3,998
                                                                     ----------
TOTAL FRANCE.................................................         3,702,559
                                                                     ----------
GERMANY -- (4.4%)
   *Aareal Bank AG...........................................  3,517     83,783
   *ADVA Optical Networking SE...............................  1,887     11,516
  #*Aixtron SE...............................................  8,383    114,619
    ALBA SE..................................................    220     18,806
   *Amadeus Fire AG..........................................     10        570
   *Aurubis AG...............................................  3,300    247,535

                                     1297

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
GERMANY -- (Continued)
    Balda AG...................................................    916 $  5,132
    Bauer AG...................................................    422   12,315
   *BayWa AG...................................................    789   39,329
   *Bechtle AG.................................................  1,649   74,444
   *Bertrandt AG...............................................    316   34,787
   *Bijou Brigitte AG..........................................     54    5,351
    Biotest AG.................................................    393   28,566
   *Borussia Dortmund GmbH & Co. KGaA..........................  5,999   24,959
   *Carl Zeiss Meditec AG......................................  1,674   54,660
   *Celesio AG.................................................  4,381   79,575
   *Centrotec Sustainable AG...................................  1,248   26,218
   *Cewe Color Holding AG......................................    476   21,120
   *Comdirect Bank AG..........................................  2,500   29,401
   *CompuGroup Medical AG......................................    640   14,063
   *Conergy AG.................................................  7,693    3,765
   *Constantin Medien AG.......................................  3,300    7,354
   *CTS Eventim AG.............................................  1,412   50,475
  #*Curanum AG.................................................  2,412    8,286
   #Delticom AG................................................    212   10,193
  #*Deutsche Wohnen AG.........................................  8,829  169,980
   *Deutz AG...................................................  4,400   25,957
   *Dialog Semiconductor P.L.C.................................  2,409   42,959
  #*Drillisch AG...............................................  3,457   56,699
   *Duerr AG...................................................    837   81,895
    DVB Bank SE................................................  2,260   75,219
   *ElreingKlinger AG..........................................  2,610   92,286
   *Evotec AG..................................................  4,738   17,786
  #*Freenet AG.................................................  6,289  135,440
   *GAGFAH SA..................................................  2,491   30,483
   *Gerresheimer AG............................................  1,899   97,636
   *Gerry Weber International AG...............................  1,926   93,562
   *Gesco AG...................................................    111   11,648
   *GFK SE.....................................................  1,560   90,302
   *Gildemeister AG............................................  3,323   81,859
   *Grammer AG.................................................    863   23,077
    Grenkeleasing AG...........................................    327   24,111
   *GSW Immobilien AG..........................................  1,640   69,981
   *Hamburger Hafen und Logistik AG............................    179    4,420
  #*Heidelberger Druckmaschinen AG............................. 12,528   26,866
   *Indus Holding AG...........................................  1,247   38,991
  #*IVG Immobilien AG.......................................... 10,206   32,839
    Jenoptik AG................................................  3,249   35,492
   *Kloeckner & Co. SE.........................................  6,968   88,172
   *Koenig & Bauer AG..........................................  1,126   21,829
   *Kontron AG.................................................  2,224   13,286
  #*Krones AG..................................................  1,381   85,712
    KSB AG.....................................................     31   20,641
   *Kuka AG....................................................  1,860   72,154
   *KWS Saat AG................................................    150   55,667
   *Leoni AG...................................................  2,315  100,171
   *LPKF Laser & Electronics AG................................    984   22,407
  #*Manz AG....................................................     20      565
   *MLP AG.....................................................  3,534   30,698
   *Morphosys AG...............................................  1,083   45,837
   *MVV Energie AG.............................................    382   12,794
   *Nemetschek AG..............................................    707   36,648
  #*Nordex SE..................................................  1,260    6,757
   *NORMA Group AG.............................................    343    9,970
   *Patrizia Immobilien AG.....................................  1,014    9,006
   *Pfeiffer Vacuum Technology AG..............................    841  104,781
    PNE Wind AG................................................  4,418   15,459

                                     1298

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES  VALUE++
                                                              ------ ----------
GERMANY -- (Continued)
   *Praktiker AG............................................. 12,366 $   24,986
   *QSC AG...................................................  3,939     11,863
   *Rational AG..............................................    151     45,743
    Rheinmetall AG...........................................  3,691    196,478
    Rhoen-Klinikum AG........................................  8,742    183,388
   *SAF-Holland SA...........................................    919      7,506
   *Salzgitter AG............................................  1,338     62,371
   *Sedo Holding AG..........................................  1,032      3,434
  #*SGL Carbon SE............................................  2,674    114,237
  #*Singulus Technologies AG.................................    831      1,637
   #Sixt AG..................................................  1,800     40,922
  #*Sky Deutschland AG....................................... 23,215    141,169
  #*SMA Solar Technology AG..................................    463     11,928
   *Software AG..............................................  1,156     44,509
  #*Solarworld AG............................................  3,956      5,809
   *Stada Arzneimittel AG....................................  5,765    212,455
    STINAG Stuttgart Invest AG...............................  1,000     21,937
   *STRATEC Biomedical AG....................................    260     13,502
   *Stroer Out-of-Home Media AG..............................    602      6,795
   #TAG Immobilien AG........................................  4,348     52,709
   *Takkt AG.................................................  1,500     21,411
   *Technotrans AG...........................................    637      7,257
   *Tipp24 SE................................................    275     17,170
   *Tom Tailor Holding AG....................................    856     20,122
   *TUI AG................................................... 11,176    121,275
   *Vossloh AG...............................................    727     75,672
   *VTG AG...................................................    287      5,437
   *Wacker Neuson SE.........................................    819     12,222
   *Wincor Nixdorf AG........................................  1,480     77,283
   *Wirecard AG..............................................  3,775     85,987
                                                                     ----------
TOTAL GERMANY................................................         4,766,078
                                                                     ----------
GREECE -- (0.7%)
   *Alpha Bank A.E...........................................  9,330     16,139
   *Anek Lines S.A...........................................  5,508      1,404
   *Astir Palace Hotels S.A..................................  2,100     12,412
   *Attica Bank S.A..........................................  5,715      2,465
   *Bank of Cyprus P.L.C..................................... 72,063     24,209
    Bank of Greece S.A.......................................  1,143     26,320
   *Ellaktor S.A.............................................  9,312     25,796
   *Eurobank Ergasias SA.....................................  6,049      5,026
    EYDAP Athens Water Supply & Sewage Co. S.A...............  1,743     14,172
   *Folli Follie Group S.A...................................  1,910     35,591
   *Fourlis Holdings S.A.....................................  2,390      7,703
   *Frigoglass S.A...........................................    937      7,180
   *GEK Terna Holding Real Estate Construction S.A...........  4,087     13,482
   *Geniki Bank S.A..........................................     --          2
    Hellenic Exchanges S.A...................................  1,918     13,235
    Hellenic Petroleum S.A...................................  4,433     49,708
   *Hellenic Telecommunication Organization Co. S.A.......... 10,305     86,640
   *Iaso S.A.................................................  3,087      5,588
    Intralot S.A.-Integrated Lottery Systems & Services......  5,249     14,756
   *J&P-Avax S.A.............................................  3,100      6,913
    JUMBO S.A................................................  3,686     31,925
   *Marfin Investment Group Holdings S.A..................... 20,116     13,108
    Metka S.A................................................  1,850     28,185
    Motor Oil (Hellas) Corinth Refineries S.A................  3,829     44,188
   *Mytilineos Holdings S.A..................................  4,410     30,273
   *National Bank of Greece S.A.............................. 19,437     30,702
    OPAP S.A.................................................    287      2,485
   *Piraeus Bank S.A......................................... 21,785      8,295

                                     1299

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                              SHARES   VALUE++
                                                             --------- --------
GREECE -- (Continued)
   *Public Power Corp. S.A..................................     4,930 $ 45,844
    S&B Industrial Minerals S.A.............................     1,686   12,845
   *Technical Olympic S.A...................................     1,375    3,890
   *Titan Cement Co. S.A....................................     3,511   62,779
   *TT Hellenic Postbank S.A................................    10,394    2,371
   *Viohalco Hellenic Copper & Aluminum Industry S.A........     9,200   59,598
                                                                       --------
TOTAL GREECE................................................            745,229
                                                                       --------
HONG KONG -- (2.4%)
    Alco Holdings, Ltd......................................    68,000   14,984
    Allied Group, Ltd.......................................    17,600   60,239
    Allied Properties (H.K.), Ltd...........................   219,416   38,179
   *Apac Resources, Ltd.....................................   320,000    8,711
    Asia Financial Holdings, Ltd............................    54,874   25,642
    Asia Satellite Telecommunications Holdings, Ltd.........    11,500   40,361
    Asia Standard International Group, Ltd..................    24,940    5,468
    Associated International Hotels, Ltd....................    28,000   80,517
   #Bonjour Holdings, Ltd...................................    56,000    7,072
   *Brightoil Petroleum Holdings, Ltd.......................   123,000   23,956
   *Brockman Mining, Ltd....................................   256,330   16,390
   *Cafe de Coral Holdings, Ltd.............................    12,000   36,687
    Century City International Holdings, Ltd................    43,340    3,415
    Champion Technology Holdings, Ltd.......................    87,828    1,524
    Chen Hsong Holdings, Ltd................................    30,000    9,907
    Chevalier International Holdings, Ltd...................     4,000    5,998
   *China Daye Non-Ferrous Metals Mining, Ltd...............   216,000    8,906
   *China Electronics Corp. Holdings Co., Ltd...............    68,000    6,143
   *China Energy Development Holdings, Ltd..................   162,000    2,819
   *China Solar Energy Holdings, Ltd........................   330,000    1,276
   *China Strategic Holdings, Ltd...........................   245,000    5,238
    China-Hongkong Photo Products Holdings, Ltd.............    90,000    7,295
   *Chong Hing Bank, Ltd....................................    11,000   23,590
   *Chow Sang Sang Holdings International, Ltd..............    19,000   50,309
  #*Citic Telecom International Holdings, Ltd...............    55,000   19,223
   *CK Life Sciences International Holdings, Inc............   152,000   13,714
   *CP Lotus Corp., Ltd.....................................   290,000    7,110
    Cross-Harbour Holdings, Ltd. (The)......................    30,658   25,880
    CSI Properties, Ltd.....................................    89,543    3,980
   *CST Mining Group, Ltd................................... 1,088,000   15,839
   *Culture Landmark Investment, Ltd........................    16,000    1,865
    Dah Sing Banking Group, Ltd.............................    16,400   20,429
   *Dah Sing Financial Holdings, Ltd........................     8,650   45,563
    Dickson Concepts International, Ltd.....................    14,500    8,164
   *EganaGoldpfeil Holdings, Ltd............................    85,130       --
    Emperor International Holdings, Ltd.....................   100,333   31,448
   *Emperor Watch & Jewellery, Ltd..........................   130,000   15,931
   *EPI Holdings, Ltd.......................................       713       18
   #Esprit Holdings, Ltd....................................    57,150   79,644
    EVA Precision Industrial Holdings, Ltd..................    36,000    4,779
    Far East Consortium International, Ltd..................    48,560   13,585
    Fountain SET Holdings, Ltd..............................    28,000    4,369
    Get Nice Holdings, Ltd..................................   150,000    6,767
   *Giordano International, Ltd.............................    66,000   67,040
    Glorious Sun Enterprises, Ltd...........................    48,000   14,671
   *Goldin Financial Holdings, Ltd..........................    60,000    9,669
   *Goldin Properties Holdings, Ltd.........................    42,000   25,262
   *Grande Holdings, Ltd....................................    28,000    1,480
   *G-Resources Group, Ltd..................................   915,000   50,717
    Haitong International Securities Group, Ltd.............     8,077    4,508
    Harbour Centre Development, Ltd.........................    13,500   25,034
    HKR International, Ltd..................................    34,533   19,989

                                     1300

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
HONG KONG -- (Continued)
   *Hong Kong & Shanghai Hotels, Ltd..........................   2,000 $  3,457
   *Hong Kong Aircraft Engineering Co., Ltd...................   1,200   16,973
    Hong Kong Ferry Holdings, Ltd.............................  12,000   12,475
   #Hong Kong Television Network, Ltd.........................  32,239    9,810
   *Hongkong Chinese, Ltd.....................................  90,000   16,830
    Hung Hing Printing Group, Ltd.............................  29,815    5,188
   *Hutchison Telecommunications Hong Kong Holdings, Ltd...... 118,000   53,567
   *IT, Ltd...................................................  54,000   23,456
    Johnson Electric Holdings, Ltd............................  24,000   17,015
   *K Wah International Holdings, Ltd.........................  89,078   51,816
   *King Stone Energy Group, Ltd..............................  59,000    4,344
    Kingston Financial Group, Ltd............................. 148,000   13,149
    Kowloon Development Co., Ltd..............................  19,000   29,161
   *Lai Sun Development Co., Ltd.............................. 885,416   38,835
    Lippo China Resources, Ltd................................ 586,000   17,464
    Liu Chong Hing Investment, Ltd............................  18,000   21,788
    Lung Kee (Bermuda) Holdings, Ltd..........................  26,000   11,404
   *Magnificent Estates, Ltd.................................. 336,000   20,156
   *Man Wah Holdings, Ltd.....................................   5,200    4,783
   *Melco International Development, Ltd......................  62,000  100,463
  #*Midland Holdings, Ltd.....................................  60,000   30,806
    Ming Fai International Holdings, Ltd......................  44,000    5,438
   *Ming Fung Jewellery Group, Ltd............................ 100,000    4,640
   *Miramar Hotel & Investment Co., Ltd.......................  20,000   29,351
   *Mongolian Mining Corp.....................................  68,500   33,935
   *Nan Nan Resources Enterprise, Ltd.........................  32,000    3,189
   *Neo-Neon Holdings, Ltd....................................  25,000    5,677
   *New Times Energy Corp., Ltd...............................  23,200    2,875
   *NewOcean Green Energy Holdings, Ltd.......................  42,000   21,450
   *Next Media, Ltd...........................................  38,000    7,000
   *Norstar Founders Group, Ltd...............................  56,000       --
   *Orange Sky Golden Harvest Entertainment Holdings, Ltd..... 115,000    7,863
   *Oriental Watch Holdings, Ltd..............................  14,000    5,505
    Pacific Andes International Holdings, Ltd.................  84,000    4,654
   *Pacific Basin Shipping, Ltd............................... 117,000   68,370
   *Pacific Textile Holdings, Ltd.............................  29,000   26,152
    Paliburg Holdings, Ltd....................................  26,000    9,291
   *Pearl Oriental Oil, Ltd...................................  57,600    4,679
   *Pico Far East Holdings, Ltd...............................  96,000   26,379
    Polytec Asset Holdings, Ltd...............................  30,000    4,217
    Public Financial Holdings, Ltd............................  24,000   12,284
    PYI Corp., Ltd............................................ 169,839    4,639
   *Regal Hotels International Holdings, Ltd..................  29,000   14,544
   *Rising Development Holdings, Ltd..........................  30,000    1,425
   *SA SA International Holdings, Ltd......................... 110,000   99,296
   *SEA Holdings, Ltd.........................................  38,000   28,183
   *Shun Tak Holdings, Ltd....................................  88,000   48,017
    Sing Tao News Corp., Ltd..................................  14,000    2,096
   *Singamas Container Holdings, Ltd..........................  90,000   25,978
   *Sino-Tech International Holdings, Ltd..................... 100,000      903
   *SmarTone Telecommunications Holdings, Ltd.................  34,000   60,582
    SOCAM Development, Ltd....................................  12,127   14,626
   *Solomon Systech International, Ltd........................  58,000    1,674
   *Sun Hung Kai & Co., Ltd...................................  50,464   35,744
    Tai Cheung Holdings, Ltd..................................  25,000   20,436
   *Tao Heung Holdings, Ltd...................................   2,000    1,243
    Texwinca Holdings, Ltd....................................  40,000   37,734
   *Titan Petrochemicals Group, Ltd........................... 160,000       52
  #*Transport International Holdings, Ltd.....................  15,200   34,295
   *Trinity, Ltd..............................................  58,000   35,813
   *United Laboratories International Holdings, Ltd. (The)....  45,000   20,601

                                     1301

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
HONG KONG -- (Continued)
    Upbest Group, Ltd.......................................  74,000 $    9,939
  #*Value Partners Group, Ltd...............................  53,000     36,839
    Varitronix International, Ltd...........................  20,009     10,320
    Victory City International Holdings, Ltd................  36,937      4,567
   *Vitasoy International Holdings, Ltd.....................  56,000     59,045
    VST Holdings, Ltd.......................................  28,000      6,887
    Wai Kee Holdings, Ltd...................................  52,000     12,020
    Wing On Co. International, Ltd..........................  18,000     55,270
    Wing Tai Properties, Ltd................................   6,000      4,439
  #*Xinyi Glass Holdings, Ltd............................... 102,000     67,074
                                                                     ----------
TOTAL HONG KONG.............................................          2,561,474
                                                                     ----------
IRELAND -- (1.0%)
    Aer Lingus Group P.L.C..................................  12,225     21,258
    C&C Group P.L.C.........................................  18,373    119,800
    DCC P.L.C. (0242493)....................................   3,673    120,144
   *DCC P.L.C. (4189477)....................................   3,465    113,417
    FBD Holdings P.L.C......................................   1,308     19,358
    Glanbia P.L.C...........................................  12,578    140,357
   *Grafton Group P.L.C.....................................   7,308     42,834
   *Independent News & Media P.L.C..........................   4,506        269
    Irish Continental Group P.L.C...........................     376     10,110
   *Kenmare Resources P.L.C. (0487948)......................  50,648     26,735
   *Kenmare Resources P.L.C. (4490737)......................     360        190
    Kingspan Group P.L.C. (0492793).........................   7,217     83,707
   *Kingspan Group P.L.C. (4491235).........................     841      9,752
    Paddy Power P.L.C. (0258810)............................   1,777    147,273
    Paddy Power P.L.C. (4828974)............................   1,800    149,184
   *Petroceltic International P.L.C.........................      --         --
   *Smurfit Kappa Group P.L.C...............................   5,921     82,033
                                                                     ----------
TOTAL IRELAND...............................................          1,086,421
                                                                     ----------
ISRAEL -- (0.6%)
   *Africa Israel Investments, Ltd..........................   1,722      4,199
   *Allot Communications, Ltd...............................     809     11,078
   *AudioCodes, Ltd.........................................   1,200      4,371
   *Cellcom Israel, Ltd.....................................   2,403     17,939
   *Clal Biotechnology Industries, Ltd......................   3,640      9,845
   *Clal Industries, Ltd....................................   3,834     13,556
    Clal Insurance Enterprises Holdings, Ltd................   1,159     17,379
    Delek Automotive Systems, Ltd...........................   1,389     12,788
   *Elbit Systems, Ltd......................................   1,472     56,591
   *EZchip Semiconductor, Ltd...............................     844     25,553
   *First International Bank of Israel, Ltd.................     990     13,394
    Frutarom Industries, Ltd................................   1,750     22,218
   *Given Imaging, Ltd......................................     364      6,035
   *Hadera Paper, Ltd.......................................     146      6,940
   *Harel Insurance Investments & Finances, Ltd.............     720     31,357
   *Israel Discount Bank, Ltd. Series A.....................  27,285     45,689
    Ituran Location & Control, Ltd..........................     828     11,806
   *Jerusalem Oil Exploration, Ltd..........................     300      6,110
    Matrix IT, Ltd..........................................   1,899      8,709
    Melisron, Ltd...........................................     358      6,933
   *Mellanox Technologies, Ltd..............................     426     21,636
   *Menorah Mivtachim Holdings, Ltd.........................   1,117      9,904
   *Migdal Insurance & Financial Holding, Ltd...............  14,636     21,403
   *Nitsba Holdings (1995), Ltd.............................     536      4,838
   *Oil Refineries, Ltd.....................................  66,126     33,926
   *Ormat Industries, Ltd...................................   2,690     15,888
   *Osem Investments, Ltd...................................   1,314     21,752
   *Partner Communications Co., Ltd.........................   3,528     20,323

                                     1302

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                               SHARES  VALUE++
                                                               ------- --------
ISRAEL -- (Continued)
   *Paz Oil Co., Ltd..........................................     314 $ 46,874
   *Phoenix Holdings, Ltd. (The)..............................   4,361   11,580
    Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.......     415   15,139
   *Retalix, Ltd..............................................     608   18,186
   *Shikun & Binui, Ltd.......................................  10,365   19,577
   *Strauss Group, Ltd........................................   3,088   38,369
   *Super-Sol, Ltd. Series B..................................   4,123   12,649
   *Tower Semiconductor, Ltd..................................     446    3,721
                                                                       --------
TOTAL ISRAEL..................................................          648,255
                                                                       --------
ITALY -- (2.9%)
   *A2A SpA...................................................  48,871   32,696
    ACEA SpA..................................................   3,393   21,997
    Acegas-APS SpA............................................   1,710   13,528
   *Aedes SpA.................................................   2,841      234
   *Amplifon SpA..............................................   9,533   50,915
   *Ansaldo STS SpA...........................................   5,509   56,713
   *Arnoldo Mondadori Editore SpA.............................   7,418   11,795
   *Astaldi SpA...............................................   3,158   23,764
   *Autogrill SpA.............................................   9,775  119,870
   *Azimut Holding SpA........................................   8,914  156,798
  #*Banca Carige SpA..........................................  36,773   41,189
   *Banca Generali SpA........................................   2,496   47,841
   *Banca Piccolo Credito Valtellinese Scarl..................  16,056   27,509
   *Banca Popolare dell'Emilia Romagna Scarl..................  22,457  198,365
   *Banca Popolare dell'Etruria e del Lazio Scarl.............   2,970    2,375
   *Banca Popolare di Milano Scarl............................ 240,454  161,452
   *Banca Popolare di Sondrio Scarl...........................  13,877   99,961
   #Banca Profilo SpA.........................................  12,870    4,682
    Banco di Desio e della Brianza SpA........................   5,000   14,820
   *Banco Popolare Scarl......................................  49,446  103,019
   *Brembo SpA................................................   1,837   25,558
  #*Buzzi Unicem SpA..........................................   4,209   61,377
  #*C.I.R. SpA - Compagnie Industriali Riunite................  26,265   30,434
    Caltagirone Editore SpA...................................   3,000    3,579
   *Carraro SpA...............................................   1,070    3,131
    Cementir Holding SpA......................................   2,366    6,298
    Credito Bergamasco SpA....................................     555   10,708
   *Credito Emiliano SpA......................................   5,091   30,455
  #*Danieli & Co. SpA.........................................   2,142   66,241
   *De Longhi SpA.............................................   4,801   77,531
    DiaSorin SpA..............................................   1,751   68,320
   *EI Towers SpA.............................................     747   22,584
   *ERG SpA...................................................   3,547   34,724
    Esprinet SpA..............................................   1,098    4,846
    Falck Renewables SpA......................................   2,864    4,124
  #*Finmeccanica SpA..........................................  25,605  168,265
   *Gemina SpA................................................  34,444   59,329
  #*Geox SpA..................................................   3,764   13,227
    Gruppo Editoriale L'Espresso SpA..........................   7,849   10,085
  #*Hera SpA..................................................  44,932   82,595
    Immsi SpA.................................................   8,658    6,815
    Impregilo SpA.............................................  16,957   87,954
   *Indesit Co. SpA...........................................   2,500   21,010
    Industria Macchine Automatiche SpA........................   1,436   29,201
   *Intek Group SpA...........................................  17,854    8,333
  #*Interpump Group SpA.......................................   2,893   22,187
    Iren SpA..................................................  16,820   12,905
  #*Italcementi SpA...........................................   4,664   26,244
   *Italmobiliare SpA.........................................     273    5,475
   *Landi Renzo SpA...........................................   1,740    3,765

                                     1303

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
ITALY -- (Continued)
   *Lottomatica Group SpA...................................   2,762 $   68,288
   *Maire Tecnimont SpA.....................................  16,000      9,120
  #*Mariella Burani SpA.....................................     427         --
   *MARR SpA................................................   1,379     15,449
   *Mediaset SpA............................................  32,555     85,527
   #Mediolanum SpA..........................................  15,656     97,711
  #*Milano Assicurazioni SpA................................  20,783     11,634
  #*Piaggio & C. SpA........................................   8,902     24,363
  #*Prelios SpA.............................................  34,449      4,191
   *Premafin Finanziaria SpA................................  21,959      6,179
   *Recordati SpA...........................................   9,617     98,438
    Sabaf SpA...............................................     217      2,657
    SAES Getters SpA........................................     616      5,900
   *Safilo Group SpA........................................   1,936     21,299
   *Saras SpA...............................................  24,093     32,448
   *Societa Cattolica di Assicurazioni Scrl.................   3,361     61,978
   *Societa Iniziative Autostradali e Servizi SpA...........   5,499     55,215
    Sogefi SpA..............................................   3,015      9,221
    Sol SpA.................................................   2,651     15,485
   *Sorin SpA...............................................  28,294     72,212
   *Telecom Italia Media SpA................................   3,441        763
  #*Tiscali SpA............................................. 110,959      6,763
   *Tod's SpA...............................................   1,030    140,578
   *Trevi Finanziaria SpA...................................     999      7,135
  #*Unipol Gruppo Finanziario SpA...........................   1,386      3,998
    Vianini Lavori SpA......................................   3,006     14,238
   *Vittoria Assicurazioni SpA..............................   2,848     20,670
   *Yoox SpA................................................   2,065     39,416
    Zignago Vetro SpA.......................................   1,896     12,243
                                                                     ----------
TOTAL ITALY.................................................          3,139,942
                                                                     ----------
JAPAN -- (18.6%)
   *Achilles Corp...........................................   6,000      8,857
   *Adeka Corp..............................................   5,200     44,565
    Advan Co., Ltd..........................................   2,000     19,253
   *Aeon Delight Co., Ltd...................................     600     11,228
    Aeon Fantasy Co., Ltd...................................   1,152     17,695
    Ahresty Corp............................................     700      3,953
    Ai Holdings Corp........................................   3,200     26,631
   *Aica Kogyo Co., Ltd.....................................   3,000     49,847
    Aichi Bank, Ltd. (The)..................................     600     31,480
    Aichi Steel Corp........................................   7,000     30,714
    Aichi Tokei Denki Co., Ltd..............................   3,000      9,266
   *Aida Engineering, Ltd...................................   4,000     30,298
   *Ain Pharmaciez, Inc.....................................     300     16,208
   *Aiphone Co., Ltd........................................   1,100     18,360
    Aisan Industry Co., Ltd.................................   1,570     13,233
  #*Akebono Brake Industry Co., Ltd.........................   4,000     19,427
   *Akita Bank, Ltd. (The)..................................  15,000     42,323
    Alpen Co., Ltd..........................................     800     14,586
   *Alpine Electronics, Inc.................................   2,900     26,137
  #*Alps Electric Co., Ltd..................................  11,600     67,676
    Alps Logistics Co., Ltd.................................   1,000     10,052
   *Amano Corp..............................................   3,000     27,011
    Ando Corp...............................................   7,000      9,993
    AOC Holdings, Inc.......................................   1,800      7,645
    AOI Electronic Co., Ltd.................................     900     16,290
   *AOKI Holdings, Inc......................................   1,600     38,456
   *Aomori Bank, Ltd. (The).................................  13,000     39,396
   *Aoyama Trading Co., Ltd.................................   4,900     96,170
    Arakawa Chemical Industries, Ltd........................   1,800     14,056

                                     1304

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   *Arcland Sakamoto Co., Ltd...................................  1,500 $24,242
   *Arcs Co., Ltd...............................................  1,200  22,476
   *Ariake Japan Co., Ltd.......................................    900  16,394
   #Arisawa Manufacturing Co., Ltd..............................  1,000   3,629
   *Arnest One Corp.............................................  1,200  19,201
   *As One Corp.................................................    990  20,047
   *Asahi Diamond Industrial Co., Ltd...........................  5,000  45,740
  #*Asahi Holdings, Inc.........................................  1,100  19,165
    Asahi Kogyosha Co., Ltd.....................................  3,000   9,634
    Asahi Organic Chemicals Industry Co., Ltd...................  3,000   7,164
    Asatsu-DK, Inc..............................................  2,100  56,519
   *Ashimori Industry Co., Ltd..................................  3,000   4,304
    ASKA Pharmaceutical Co., Ltd................................  2,000  13,770
   *ASKUL Corp..................................................  1,100  16,322
    Asunaro Aoki Construction Co., Ltd..........................  4,000  23,626
    Atsugi Co., Ltd............................................. 15,000  18,858
  #*Autobacs Seven Co., Ltd.....................................  1,500  61,018
   *Avex Group Holdings, Inc....................................  1,300  35,138
   *Awa Bank, Ltd. (The)........................................  5,000  30,375
   *Bando Chemical Industries, Ltd..............................  5,000  16,103
   *Bank of Iwate, Ltd. (The)...................................    800  33,461
    Bank of Nagoya, Ltd. (The)..................................  8,000  28,365
   *Bank of Okinawa, Ltd. (The).................................  1,100  43,065
    Bank of Saga, Ltd. (The)....................................  6,000  13,714
   *Bank of the Ryukyus, Ltd....................................  4,000  49,863
    Belluna Co., Ltd............................................  1,400  10,482
   *Best Denki Co., Ltd.........................................  2,500   3,755
   #Bic Camera, Inc.............................................     45  22,578
   *BML, Inc....................................................    500  12,183
    Bookoff Corp................................................  1,000   7,569
    Bunka Shutter Co., Ltd......................................  2,984  14,901
    CAC Corp....................................................  1,700  14,347
   *Calsonic Kansei Corp........................................ 16,000  66,399
    Canon Electronics, Inc......................................  1,500  30,757
    Cawachi, Ltd................................................    800  16,463
   *Central Glass Co., Ltd...................................... 17,000  52,404
   *Chiba Kogyo Bank, Ltd. (The)................................  3,200  25,145
   *Chiyoda Co., Ltd............................................  1,700  39,354
    Chofu Seisakusho Co., Ltd...................................  1,800  37,154
   *Chori Co., Ltd..............................................    500   5,411
   *Chuetsu Pulp & Paper Co., Ltd...............................  8,000  14,769
   *Chugai Mining Co., Ltd......................................  5,000   1,587
  #*Chugai Ro Co., Ltd..........................................  7,000  18,841
    Chugoku Marine Paints, Ltd..................................  4,000  21,093
    Chukyo Bank, Ltd. (The).....................................  7,000  15,385
    Chuo Spring Co., Ltd........................................  5,000  17,471
   *CKD Corp....................................................  4,700  28,594
  #*Clarion Co., Ltd............................................ 13,000  20,204
    Cleanup Corp................................................  2,000  14,463
   *CMK Corp....................................................  2,000   7,466
    Coca-Cola Central Japan Co., Ltd............................  1,500  20,099
   *cocokara fine, Inc..........................................    879  28,820
    Computer Engineering & Consulting, Ltd......................  1,500   9,176
    Corona Corp.................................................  1,300  16,933
    Cosel Co., Ltd..............................................  1,600  18,754
    Cybozu, Inc.................................................     41  12,410
    Dai Nippon Toryo, Ltd....................................... 11,000  18,276
   *Daibiru Corp................................................  2,500  24,260
    Dai-Dan Co., Ltd............................................  3,000  17,258
   *Daido Metal Co., Ltd........................................  3,000  25,666
  #*Daiei, Inc. (The)........................................... 11,850  26,933

                                     1305

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   *Daifuku Co., Ltd............................................  5,000 $33,345
   *Daihen Corp................................................. 11,000  36,825
  #*Daiichi Chuo K.K............................................  4,000   3,842
    Daiichi Jitsugyo Co., Ltd...................................  4,000  19,422
    Daiken Corp.................................................  9,000  24,771
    Daiki Aluminium Industry Co., Ltd...........................  3,000   7,383
   #Daikoku Denki Co., Ltd......................................    900  21,306
   *Daikyo, Inc................................................. 30,000  80,332
    Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.....  4,000  18,437
  #*Daio Paper Corp.............................................  6,000  40,832
    Daisan Bank, Ltd. (The).....................................  8,000  15,398
   *Daiseki Co., Ltd............................................  1,430  20,298
   *Daishi Bank, Ltd. (The)..................................... 17,000  59,065
   *Daiso Co., Ltd..............................................  1,000   2,931
    Daisyo Corp.................................................  1,600  21,057
    Daito Bank, Ltd. (The)...................................... 10,000  11,578
    Daiwa Industries, Ltd.......................................  3,000  16,530
   *Daiwabo Holdings Co., Ltd................................... 22,000  43,532
  #*DCM Holdings Co., Ltd.......................................  5,100  33,521
   #Denki Kogyo Co., Ltd........................................  3,000  12,835
   *Denyo Co., Ltd..............................................  2,000  24,215
   *Descente, Ltd...............................................  5,000  32,671
   *Digital Garage, Inc.........................................      5  11,721
   *Doshisha Co., Ltd...........................................    400  10,850
   *Doutor Nichires Holdings Co., Ltd...........................  2,212  31,259
  #*Dr. Ci:Labo Co., Ltd........................................      7  20,689
   *DTS Corp....................................................  1,200  15,195
   *Duskin Co., Ltd.............................................  2,700  51,320
    Dydo Drinco, Inc............................................    500  20,139
   *Eagle Industry Co., Ltd.....................................  2,000  16,736
   *Edion Corp..................................................  5,000  24,036
   *Ehime Bank, Ltd. (The)...................................... 10,000  25,702
   *Eighteenth Bank, Ltd. (The)................................. 16,000  41,628
   *Eiken Chemical Co., Ltd.....................................  2,000  27,029
    Eizo Nanao Corp.............................................    600   9,578
   *EPS Corp....................................................     10  28,375
    ESPEC Corp..................................................  2,000  16,017
   *Exedy Corp..................................................  1,800  39,508
    F&A Aqua Holdings, Inc......................................  1,159  13,486
   *Fancl Corp..................................................  2,700  30,247
  #*FCC Co., Ltd................................................  2,100  45,139
  #*FDK Corp....................................................  7,000   6,128
   *FIDEA Holdings Co., Ltd.....................................  5,000  11,964
   *Foster Electric Co., Ltd....................................  2,000  31,489
    France Bed Holdings Co., Ltd................................  8,000  17,941
   *Fuji Co., Ltd...............................................  1,500  30,280
    Fuji Corp, Ltd..............................................  3,000  16,581
   *Fuji Kosan Co., Ltd.........................................    600   4,130
   *Fuji Kyuko Co., Ltd.........................................  4,000  23,477
   *Fuji Oil Co., Ltd...........................................  2,700  36,680
    Fuji Seal International, Inc................................  1,200  26,032
   #Fuji Soft, Inc..............................................  2,700  57,103
  #*Fujibo Holdings, Inc........................................  8,000  26,252
    Fujicco Co., Ltd............................................  1,400  16,026
    Fujikura Kasei Co., Ltd.....................................  2,000   8,436
  #*Fujikura, Ltd............................................... 29,000  90,205
   *Fujimori Kogyo Co., Ltd.....................................    800  18,706
    Fujita Kanko, Inc...........................................  2,000   6,728
   *Fujitec Co., Ltd............................................  4,000  27,786
    Fujitsu Frontech, Ltd.......................................  2,000  11,771
   *Fujitsu General, Ltd........................................  6,000  52,577

                                     1306

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Fujiya Co., Ltd.............................................  2,000 $ 4,552
   #Fukuda Corp.................................................  3,000  12,513
   *Fukui Bank, Ltd. (The)...................................... 12,000  23,640
  #*Fukushima Bank, Ltd. (The).................................. 14,000  15,448
  #*Fukuyama Transporting Co., Ltd..............................  7,000  35,789
    Funai Electric Co., Ltd.....................................    600   8,210
   *Furukawa Co., Ltd........................................... 18,000  19,090
   #Furukawa-Sky Aluminum Corp..................................  6,000  17,425
    Furusato Industries, Ltd....................................  1,000   8,635
   *Fuso Pharmaceutical Industries, Ltd.........................  5,000  20,066
    Futaba Corp.................................................  1,500  15,943
   *Futaba Industrial Co., Ltd..................................  1,800   8,189
    Future Architect, Inc.......................................     26  10,586
    Fuyo General Lease Co., Ltd.................................  1,000  35,749
    Gakken Holdings Co., Ltd....................................  3,000   9,375
    Gecoss Corp.................................................  3,500  27,480
  #*Geo Holdings Corp...........................................     18  18,051
    GLOBERIDE, Inc.............................................. 10,000  12,592
    GMO Internet, Inc...........................................  1,500  10,989
    Godo Steel, Ltd.............................................  6,000  12,058
    Goldcrest Co., Ltd..........................................    790  15,036
   #Gulliver International Co., Ltd.............................    220   9,343
    Gun Ei Chemical Industry Co., Ltd...........................  7,000  18,065
   *Gunze, Ltd..................................................  9,000  24,090
    H.I.S. Co., Ltd.............................................    700  23,887
   *HAJIME CONSTRUCTION Co., Ltd................................    300  12,760
    Hakuto Co., Ltd.............................................  1,400  12,873
   *Hamakyorex Co., Ltd.........................................    100   3,220
   *Hanwa Co., Ltd.............................................. 10,000  38,400
   #Happinet Corp...............................................  1,800  14,237
   *Harashin Narus Holdings Co., Ltd............................  1,200  21,193
    Haruyama Trading Co., Ltd...................................  1,400   7,491
   *Haseko Corp................................................. 52,000  49,993
   *Hazama Corp.................................................  3,500   9,505
   *Heiwa Real Estate Co., Ltd..................................  2,600  35,174
   *Heiwado Co., Ltd............................................  2,500  35,869
    Hibiya Engineering, Ltd.....................................  3,000  33,424
    Higashi-Nippon Bank, Ltd....................................  4,000   9,894
   *Higo Bank, Ltd. (The)....................................... 10,000  61,638
    HI-LEX Corp.................................................    700  11,495
    Hioki EE Corp...............................................    300   4,480
    Hisaka Works, Ltd...........................................  2,000  17,590
   *Hitachi Cable, Ltd.......................................... 10,000  15,513
    Hitachi Koki Co., Ltd.......................................  2,900  23,196
   *Hitachi Kokusai Electric, Inc...............................  4,320  35,738
    Hitachi Medical Corp........................................  2,000  29,508
   *Hitachi Zosen Corp.......................................... 34,500  55,072
   #Hodogaya Chemical Co., Ltd..................................  4,000   7,513
    Hogy Medical Co., Ltd.......................................  1,100  53,017
    Hokkaido Coca-Cola Bottling Co., Ltd........................  3,000  13,515
    Hokkaido Gas Co., Ltd.......................................  4,000  10,494
    Hokkan Holdings, Ltd........................................  6,000  17,573
   *Hokkoku Bank, Ltd. (The).................................... 14,000  57,556
   *Hokuetsu Bank, Ltd. (The)................................... 11,000  23,714
  #*Hokuetsu Kishu Paper Co., Ltd...............................  7,000  35,744
   #Hokuriku Electric Industry Co., Ltd.........................  4,000   5,257
   *Hokuto Corp.................................................  1,000  18,758
   #Honeys Co., Ltd.............................................    770   9,429
   *Hoosiers Corp...............................................      7   6,093
    Horiba, Ltd.................................................  2,000  58,740
    Hosiden Corp................................................  3,100  16,976

                                     1307

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Howa Machinery, Ltd.........................................  5,000 $ 5,366
   *Hyakugo Bank, Ltd. (The).................................... 19,000  82,303
   *Hyakujishi Bank, Ltd. (The)................................. 15,000  56,130
    IBJ Leasing Co., Ltd........................................    900  24,142
   *Ichikoh Industries, Ltd.....................................  4,000   6,629
    Ichiyoshi Securities Co., Ltd...............................  2,000  16,507
    Icom, Inc...................................................    700  15,257
    Idec Corp...................................................    900   7,971
   #Iino Kaiun Kaisha, Ltd......................................  7,300  33,565
    Imasen Electric Industrial Co., Ltd.........................    801   9,609
    Imperial Hotel, Ltd.........................................    550  17,842
   *Inaba Denki Sangyo Co., Ltd.................................  1,000  30,946
    Inaba Seisakusho Co., Ltd...................................  1,200  14,518
   *Inabata & Co., Ltd..........................................  4,000  26,988
    Inageya Co., Ltd............................................  2,000  21,986
    Ines Corp...................................................  3,600  24,676
   *Internet Initiative Japan, Inc..............................  1,000  27,973
  #*Inui Steamship Co., Ltd.....................................  1,500   5,145
   *Iseki & Co., Ltd............................................ 14,000  37,967
   *Ishihara Sangyo Kaisha, Ltd................................. 24,000  19,907
   *IT Holdings Corp............................................  4,800  68,203
    ITC Networks Corp...........................................  1,300   9,887
   *Itochu Enex Co., Ltd........................................  4,000  21,538
    Itochu-Shokuhin Co., Ltd....................................    600  21,100
   *Itoham Foods, Inc...........................................  8,631  39,116
   #Itoki Corp..................................................  3,000  14,758
   *Iwasaki Electric Co., Ltd...................................  4,000   9,897
   *Iwatani Corp................................................ 11,000  41,691
   *Iwatsu Electric Co., Ltd....................................  3,000   2,657
    Izumiya Co., Ltd............................................  7,000  38,004
    Jamco Corp..................................................  2,000   9,939
   *Janome Sewing Machine Co., Ltd.............................. 14,000  14,368
  #*Japan Airport Terminal Co., Ltd.............................  1,900  19,877
   *Japan Aviation Electronics Industry, Ltd....................  5,000  36,608
   #Japan Cash Machine Co., Ltd.................................  1,700  15,315
   *Japan Digital Laboratory Co., Ltd...........................  2,300  26,107
    Japan Medical Dynamic Marketing, Inc........................    770   2,136
   *Japan Pulp & Paper Co., Ltd.................................  5,000  16,459
    Japan Transcity Corp........................................  3,000  11,657
    Japan Vilene Co., Ltd.......................................  3,000  13,103
    Japan Wool Textile Co., Ltd. (The)..........................  6,000  39,285
    JBCC Holdings, Inc..........................................  2,000  15,347
   *Jimoto Holdings, Inc........................................ 10,000  23,633
   *J-Oil Mills, Inc............................................  6,000  17,727
  #*Joshin Denki Co., Ltd.......................................  2,000  20,061
   *JSP Corp....................................................  1,900  28,240
  #*Juki Corp...................................................  7,000  12,510
    Juroku Bank, Ltd............................................ 15,000  52,498
  #*JVC Kenwood Holdings, Inc................................... 13,070  45,276
   #kabu.com Securities Co., Ltd................................  3,500  16,995
  #*Kadokawa Group Holdings, Inc................................    700  18,812
    Kaga Electronics Co., Ltd...................................    900   7,562
   *Kagoshima Bank, Ltd. (The).................................. 11,000  70,815
   #Kameda Seika Co., Ltd.......................................  1,200  26,057
   *Kamei Corp..................................................  2,000  17,380
    Kanaden Corp................................................  3,000  17,924
    Kanagawa Chuo Kotsu Co., Ltd................................  4,000  21,040
    Kanamoto Co., Ltd...........................................  2,000  31,832
    Kandenko Co., Ltd...........................................  6,000  26,892
   *Kanematsu Corp.............................................. 20,025  30,707
   *Kanematsu Electronics, Ltd..................................    500   5,791

                                     1308

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   *Kansai Urban Banking Corp................................... 11,000 $13,848
   #Kanto Denka Kogyo Co., Ltd..................................  4,000   7,569
    Kanto Natural Gas Development Co., Ltd......................  2,000  11,055
  #*Kappa Create Holdings Co., Ltd..............................    200   4,606
   *Kasumi Co., Ltd.............................................    800   5,066
    Katakura Industries Co., Ltd................................    900   8,800
   *Kato Sangyo Co., Ltd........................................  2,000  37,232
   *Kato Works Co., Ltd.........................................  4,000  11,563
    KAWADA TECHNOLOGIES, Inc....................................    200   3,612
    Kawai Musical Instruments Manufacturing Co., Ltd............  5,000   9,716
  #*Kawasaki Kisen Kaisha, Ltd.................................. 51,000  96,826
   *Keihin Corp.................................................  2,900  40,289
   *Keiyo Bank, Ltd. (The)...................................... 13,000  61,673
   #Keiyo Co., Ltd..............................................  2,000  10,665
   *Kenedix, Inc................................................     80  24,993
    Kentucky Fried Chicken Japan, Ltd...........................  1,000  22,788
    Key Coffee, Inc.............................................    600  10,698
   *Kinki Nippon Tourist Co., Ltd...............................  6,000   8,628
   *Kintetsu World Express, Inc.................................  1,200  39,393
  #*Kinugawa Rubber Industrial Co., Ltd.........................  3,000  16,565
    Kisoji Co., Ltd.............................................  1,200  23,760
    Kissei Pharmaceutical Co., Ltd..............................  1,100  20,712
   *Kitagawa Iron Works Co., Ltd................................  7,000  11,784
   *Kita-Nippon Bank, Ltd. (The)................................    400  10,786
   *Kitz Corp...................................................  4,000  20,605
   *Kiyo Holdings, Inc.......................................... 48,000  70,949
    Koa Corp....................................................  1,500  12,629
   *Koatsu Gas Kogyo Co., Ltd...................................  4,000  22,080
   #Kohnan Shoji Co., Ltd.......................................  2,000  24,005
    Koike Sanso Kogyo Co., Ltd..................................  4,000   8,748
   #Kojima Co., Ltd.............................................  2,300   8,169
    Kokuyo Co., Ltd.............................................  5,900  40,634
    Komatsu Seiren Co., Ltd.....................................  4,000  17,338
   *Komeri Co., Ltd.............................................  1,700  45,541
    Komori Corp.................................................  3,200  34,982
    Konaka Co., Ltd.............................................  1,760  13,916
    Konishi Co., Ltd............................................  2,000  36,395
   *Kose Corp...................................................  1,000  21,068
    Kosei Securities Co., Ltd...................................  4,000   7,882
   *Kumagai Gumi Co., Ltd.......................................  8,000  10,548
   #Kumiai Chemical Industry Co., Ltd...........................  2,481  13,971
    Kurabo Industries, Ltd...................................... 13,000  22,004
    Kureha Corp................................................. 12,000  46,466
  #*Kurimoto, Ltd............................................... 11,000  41,881
    Kuroda Electric Co., Ltd....................................  2,000  24,426
  #*KYB Co., Ltd................................................  8,000  32,572
    Kyoden Co., Ltd.............................................  3,000   4,349
    Kyodo Printing Co., Ltd.....................................  9,000  24,883
    Kyodo Shiryo Co., Ltd.......................................  5,000   5,740
   #Kyoei Steel, Ltd............................................  1,200  22,346
    Kyokuto Kaihatsu Kogyo Co., Ltd.............................  2,300  25,915
   *Kyokuto Securities Co., Ltd.................................    500   6,239
    Kyokuyo Co., Ltd............................................  3,000   6,695
   *Kyoritsu Maintenance Co., Ltd...............................  1,000  24,625
   *Kyosan Electric Manufacturing Co., Ltd......................  5,000  16,918
   *Kyowa Exeo Corp.............................................  4,000  40,676
    Kyudenko Corp...............................................  3,000  15,333
    Life Corp...................................................  2,000  27,717
   *Lintec Corp.................................................  1,700  31,437
   *Macnica, Inc................................................    800  15,646
    Macromill, Inc..............................................  2,200  24,685

                                     1309

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   *Maeda Corp.................................................. 11,000 $42,811
   *Maeda Road Construction Co., Ltd............................  6,000  89,420
    Maezawa Kasei Industries Co., Ltd...........................  1,200  11,666
    Maezawa Kyuso Industries Co., Ltd...........................  1,200  15,991
   *Makino Milling Machine Co., Ltd.............................  7,000  44,552
   *Mandom Corp.................................................    800  23,792
    Mars Engineering Corp.......................................    700  14,502
    Marubun Corp................................................  1,900   9,220
    Marudai Food Co., Ltd.......................................  5,000  16,541
    Maruetsu, Inc. (The)........................................  5,000  16,131
   *Maruha Nichiro Holdings, Inc................................ 22,525  39,158
    Marukyu Co., Ltd............................................  2,000  19,340
    Marusan Securities Co., Ltd.................................  6,000  43,190
  #*Maruwa Co., Ltd.............................................    700  21,483
    Maruyama Manufacturing Co., Inc.............................  3,000   6,099
   *Maruzen CHI Holdings Co., Ltd...............................    400   1,470
    Maruzen Showa Unyu Co., Ltd.................................  6,000  17,343
   *Matsuda Sangyo Co., Ltd.....................................  1,225  15,538
   *Matsumotokiyoshi Holdings Co., Ltd..........................  1,700  41,241
   *Matsuya Co., Ltd............................................  1,000   9,060
   *Matsuya Foods Co., Ltd......................................  1,000  18,013
    Max Co., Ltd................................................  2,000  23,869
    Maxvalu Tokai Co., Ltd......................................  1,000  15,395
   *Megane TOP Co., Ltd.........................................  2,250  28,212
   *Megmilk Snow Brand Co., Ltd.................................  3,900  67,269
   *Meidensha Corp.............................................. 12,000  37,965
   *Meitec Corp.................................................  1,000  25,582
    Meito Sangyo Co., Ltd.......................................  1,200  12,864
    Meiwa Estate Co., Ltd.......................................  1,700   9,211
   #Meiwa Trading Co., Ltd......................................  3,000  14,933
  #*Melco Holdings, Inc.........................................  1,400  24,372
   *Message Co., Ltd............................................      7  18,901
   *Michinoku Bank, Ltd. (The)..................................  5,000  10,489
    Mie Bank, Ltd. (The)........................................  2,000   4,460
    Mikuni Coca-Cola Bottling Co., Ltd..........................  3,000  30,823
    Milbon Co., Ltd.............................................    500  16,126
    Mimasu Semiconductor Industry Co., Ltd......................  1,219   9,996
   *Minato Bank, Ltd. (The)..................................... 21,000  36,735
  #*Minebea Co., Ltd............................................ 17,000  57,552
   *Ministop Co., Ltd...........................................  1,500  25,065
   *Mirait Holdings Corp........................................  4,400  36,530
    Misawa Homes Co., Ltd.......................................  2,000  27,913
    Mitani Corp.................................................  1,200  17,679
   *Mitsuba Corp................................................  4,000  25,446
   *Mitsubishi Paper Mills, Ltd................................. 13,000  12,791
    Mitsubishi Pencil Co., Ltd..................................    300   5,152
   *Mitsubishi Steel Manufacturing Co., Ltd..................... 14,000  27,396
   *Mitsuboshi Belting Co., Ltd.................................  5,000  26,847
    Mitsui Engineering & Shipbuilding Co., Ltd.................. 35,000  55,458
   *Mitsui High-Tec, Inc........................................  3,300  24,111
   *Mitsui Matsushima Co., Ltd.................................. 10,000  27,270
   *Mitsui Mining & Smelting Co., Ltd........................... 31,000  78,895
   *Mitsui Sugar Co., Ltd.......................................  6,000  18,956
   *Mitsui-Soko Co., Ltd........................................ 10,000  43,470
   *Mitsumi Electric Co., Ltd...................................  7,500  40,059
   *Mitsuuroko Holdings Co., Ltd................................  3,000  16,192
   *Miura Co., Ltd..............................................  2,000  52,279
    Miyazaki Bank, Ltd. (The)...................................  6,000  15,366
    Mizuno Corp.................................................  9,000  41,105
   *Monex Group, Inc............................................     49  14,357
  #*Mori Seiki Co., Ltd.........................................  9,600  90,307

                                     1310

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Morinaga & Co., Ltd......................................... 16,000 $33,893
   *Morinaga Milk Industry Co., Ltd............................. 14,000  44,974
    Morita Holdings Corp........................................  4,000  35,409
  #*MOS Food Services, Inc......................................  2,000  37,421
   *Moshi Moshi Hotline, Inc....................................  2,000  29,234
  #*Musashi Seimitsu Industry Co., Ltd..........................  1,200  24,377
   *Musashino Bank, Ltd.........................................  2,400  82,081
   *Nachi-Fujikoshi Corp........................................ 13,000  52,790
  #*Nagaileben Co., Ltd.........................................    800  10,291
   *Nagano Bank, Ltd. (The).....................................  6,000  10,828
    Nagatanien Co., Ltd.........................................  2,000  19,405
    Nakamuraya Co., Ltd.........................................  3,000  13,600
   *Nakayama Steel Works, Ltd...................................  5,000   3,488
   *Nanto Bank, Ltd. (The)...................................... 11,000  47,823
    NEC Fielding, Ltd...........................................  1,200  14,372
    NEC Mobiling, Ltd...........................................  1,100  50,284
   *NEC Networks & System Integration Corp......................  1,700  31,935
   *Net One Systems Co., Ltd....................................  6,200  59,531
    Neturen Co., Ltd............................................  2,600  17,524
    Nichia Steel Works, Ltd.....................................  4,000  10,196
  #*Nichias Corp................................................  4,000  21,769
   #Nichicon Corp...............................................  2,700  22,187
   *Nichiha Corp................................................  1,500  21,719
   *Nichii Gakkan Co............................................  1,600  13,770
    Nichireki Co., Ltd..........................................  2,000  11,368
   #Nidec Copal Corp............................................  1,800  12,777
   #Nidec Tosok Corp............................................  3,200  24,108
   *Nifco, Inc..................................................  2,800  58,152
   *Nihon Dempa Kogyo Co., Ltd..................................    600   7,673
    Nihon Eslead Corp...........................................  1,000  10,597
  #*Nihon M&A Center, Inc.......................................    400  14,130
   *Nihon Nohyaku Co., Ltd......................................  5,000  29,145
   *Nihon Parkerizing Co., Ltd..................................  2,000  32,965
   *Nihon Unisys, Ltd...........................................  2,075  16,952
    Nihon Yamamura Glass Co., Ltd...............................  8,000  15,919
   *Nikkiso Co., Ltd............................................  4,000  43,598
   *Nippo Corp..................................................  4,000  53,644
   *Nippon Beet Sugar Manufacturing Co., Ltd....................  5,000   9,543
    Nippon Carbon Co., Ltd......................................  5,000   9,633
    Nippon Ceramic Co., Ltd.....................................  1,000  14,996
   *Nippon Chemical Industrial Co., Ltd.........................  2,000   2,982
  #*Nippon Chemi-Con Corp....................................... 10,000  21,298
    Nippon Chemiphar Co., Ltd...................................  3,000  19,783
   *Nippon Coke & Engineering Co., Ltd.......................... 12,500  18,603
   *Nippon Columbia Co., Ltd....................................  3,000   1,574
    Nippon Concrete Industries Co., Ltd.........................  3,000  10,522
    Nippon Denko Co., Ltd.......................................  6,000  17,403
   *Nippon Densetsu Kogyo Co., Ltd..............................  2,000  20,447
    Nippon Denwa Shisetsu Co., Ltd..............................  5,000  14,858
    Nippon Filcon Co., Ltd......................................  2,000   8,208
    Nippon Flour Mills Co., Ltd.................................  8,000  33,682
  #*Nippon Gas Co., Ltd.........................................  2,000  24,962
   #Nippon Kasei Chemical Co., Ltd..............................  5,000   8,525
  #*Nippon Kinzoku Co., Ltd.....................................  3,000   4,300
   *Nippon Koei Co., Ltd........................................  5,000  18,958
   *Nippon Konpo Unyu Soko Co., Ltd.............................  4,000  55,529
    Nippon Koshuha Steel Co., Ltd............................... 10,000  11,044
   *Nippon Light Metal Holdings Co., Ltd........................ 31,000  35,600
  #*Nippon Paper Group, Inc.....................................  5,200  73,686
    Nippon Pillar Packing Co., Ltd..............................  2,000  15,214
   #Nippon Piston Ring Co., Ltd.................................  7,000  14,750

                                     1311

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   *Nippon Road Co., Ltd. (The).................................  3,000 $13,415
    Nippon Seiki Co., Ltd.......................................  2,000  23,753
    Nippon Sharyo, Ltd..........................................  1,000   3,714
   *Nippon Sheet Glass Co., Ltd................................. 58,000  67,610
   *Nippon Shinyaku Co., Ltd....................................  3,000  37,626
   *Nippon Signal Co., Ltd......................................  3,000  20,799
   *Nippon Soda Co., Ltd........................................  8,000  36,317
   #Nippon Suisan Kaisha, Ltd................................... 11,500  22,850
   *Nippon Synthetic Chemical Industry Co., Ltd. (The)..........  3,000  22,020
    Nippon Thompson Co., Ltd....................................  3,000  11,820
   *Nippon Valqua Industries, Ltd...............................  6,000  15,062
   *Nippon Yakin Kogyo Co., Ltd.................................  4,000   5,783
   *Nipro Corp..................................................  9,000  66,309
    Nishimatsu Construction Co., Ltd............................ 13,000  24,188
   #Nishimatsuya Chain Co., Ltd.................................  3,000  24,337
   *Nissan Shatai Co., Ltd......................................  1,000  12,453
    Nissei Corp.................................................  1,000   8,671
    Nissen Holdings Co., Ltd....................................  1,600   5,815
  #*Nissha Printing Co., Ltd....................................  3,000  48,280
    Nisshin Fudosan Co., Ltd....................................  1,400   9,031
    Nisshin Oillio Group, Ltd. (The)............................ 10,000  36,466
  #*Nisshin Steel Holdings Co., Ltd.............................  3,548  26,548
   *Nisshinbo Holdings, Inc.....................................  8,000  60,738
   *Nissin Electric Co., Ltd....................................  2,000  10,022
   *Nissin Kogyo Co., Ltd.......................................  2,100  31,501
    Nitta Corp..................................................  1,300  22,274
    Nittan Valve Co., Ltd.......................................  2,000   6,870
    Nittetsu Mining Co., Ltd....................................  3,000  13,374
   *Nitto Boseki Co., Ltd.......................................  4,000  16,401
   *Nitto Kogyo Corp............................................  3,000  40,722
    Nitto Seiko Co., Ltd........................................  3,000   9,338
    Noevir Holdings Co., Ltd....................................  1,100  16,710
   *NOF Corp....................................................  7,000  32,205
    Nomura Co., Ltd.............................................  4,000  17,660
    Noritake Co., Ltd...........................................  8,000  20,581
    Noritsu Koki Co., Ltd.......................................  1,200   5,219
    Noritz Corp.................................................  1,400  25,106
   *North Pacific Bank, Ltd..................................... 11,900  38,163
   *NS Solutions Corp...........................................  1,400  28,029
    NSD Co., Ltd................................................  2,400  22,207
  #*NTN Corp.................................................... 29,000  83,521
   *Nuflare Technology, Inc.....................................      3  20,863
   *Obic Business Consultants Co., Ltd..........................    100   5,541
    Oenon Holdings, Inc.........................................  5,000  12,408
   *Ogaki Kyoritsu Bank, Ltd. (The)............................. 16,000  52,275
   *Ohsho Food Service Corp.....................................  1,100  29,143
   *Oiles Corp..................................................  1,728  35,203
    Oita Bank, Ltd. (The)....................................... 10,000  36,541
    Okabe Co., Ltd..............................................  4,000  29,435
    Okamoto Industries, Inc.....................................  6,000  20,255
   *Okamura Corp................................................  3,000  20,884
    Okasan Securities Group, Inc................................ 10,000  62,800
   *Okinawa Electric Power Co., Ltd.............................    877  28,772
   *OKK Corp....................................................  5,000   7,270
   *OKUMA Corp.................................................. 11,000  83,178
   *Okumura Corp................................................  9,000  35,332
    Okura Industrial Co., Ltd...................................  4,000  13,353
    Okuwa Co., Ltd..............................................  2,000  23,267
    Olympic Corp................................................  1,800  15,361
    ONO Sokki Co., Ltd..........................................  3,000  13,154
    Onoken Co., Ltd.............................................  2,000  18,545

                                     1312

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   *Onward Holdings Co., Ltd....................................  6,000 $45,343
   *Organo Corp.................................................  4,000  21,801
    Origin Electric Co., Ltd....................................  3,000  12,841
   *Osaka Securities Exchange Co., Ltd..........................    300  18,044
   *Osaka Steel Co., Ltd........................................    500   8,601
   *Osaka Titanium Technologies Co., Ltd........................  1,600  35,697
   *Osaki Electric Co., Ltd.....................................  3,000  15,690
    OSG Corp....................................................  3,600  46,839
   *Oyo Corp....................................................    200   2,343
   *Pacific Industrial Co., Ltd.................................  4,000  20,665
   *Pacific Metals Co., Ltd.....................................  8,000  41,672
    Pack Corp. (The)............................................    700  11,483
   *Pal Co., Ltd................................................    450  19,768
    Paltac Corp.................................................  2,500  31,163
   *PanaHome Corp...............................................  4,000  25,503
    Panasonic Industrial Devices SUNX Co., Ltd..................  2,700  11,583
    Panasonic Information Systems Co., Ltd......................    400   8,864
  #*Parco Co., Ltd..............................................    400   4,151
   *Paris Miki Holdings, Inc....................................  1,000   5,222
    Pasco Corp..................................................  1,000   3,194
   *Penta-Ocean Construction Co., Ltd........................... 18,000  45,409
   *Pigeon Corp.................................................  1,300  70,806
    Pilot Corp..................................................     15  37,791
    Piolax, Inc.................................................  1,000  24,007
  #*Pioneer Electronic Corp..................................... 21,000  52,466
   *Plenus Co., Ltd.............................................    500   8,240
  #*Point, Inc..................................................    750  25,840
   *Press Kogyo Co., Ltd........................................  9,000  39,619
   *Prima Meat Packers, Ltd.....................................  5,000   9,572
   *Raito Kogyo Co., Ltd........................................  2,400  12,205
   *Rasa Industries, Ltd........................................  3,000   4,726
   *Relo Holdings, Inc..........................................    600  22,141
   *Rengo Co., Ltd.............................................. 17,000  86,306
  #*Renown, Inc.................................................  3,000   4,717
    Resort Solution Co., Ltd....................................  4,000   8,392
   *Resorttrust, Inc............................................  1,008  21,904
    Rheon Automatic Machinery Co., Ltd..........................  2,000   4,585
  #*Rhythm Watch Co., Ltd....................................... 10,000  19,009
    Ricoh Leasing Co., Ltd......................................  1,000  27,427
    Right On Co., Ltd...........................................  1,125   8,915
    Riken Corp..................................................  7,000  26,063
    Riken Technos Corp..........................................  5,000  14,111
    Riken Vitamin Co., Ltd......................................  2,000  47,472
   #Ringer Hut Co., Ltd.........................................  1,800  23,083
    Riso Kagaku Corp............................................  1,400  27,761
   *Rock Field Co., Ltd.........................................    300   5,050
    Roland Corp.................................................  2,000  18,170
    Roland DG Corp..............................................    900  11,998
   *Round One Corp..............................................  5,300  30,765
   #Royal Holdings Co., Ltd.....................................  2,000  23,462
    Ryobi, Ltd.................................................. 11,000  27,610
   *Ryoden Trading Co., Ltd.....................................  3,000  18,979
   *Ryosan Co., Ltd.............................................  2,100  40,869
    Ryoyo Electro Corp..........................................  2,000  18,177
    S Foods, Inc................................................  2,000  19,623
  #*Sagami Chain Co., Ltd.......................................  2,000  16,018
    Saibu Gas Co., Ltd.......................................... 24,000  57,440
  #*Saizeriya Co., Ltd..........................................  1,700  22,555
   *Sakai Chemical Industry Co., Ltd............................  5,000  14,786
    Sakata INX Corp.............................................  3,000  15,504
    Sakata Seed Corp............................................  2,000  24,030

                                     1313

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Sala Corp...................................................  4,000 $21,568
    San-A Co., Ltd..............................................    200   8,129
    San-Ai Oil Co., Ltd.........................................  4,000  17,378
   *Sangetsu Co., Ltd...........................................  2,100  52,757
   *San-in Godo Bank, Ltd. (The)................................ 11,000  87,149
   *Sanken Electric Co., Ltd.................................... 10,000  39,982
    Sanki Engineering Co., Ltd..................................  5,000  26,838
    Sankyo Seiko Co., Ltd.......................................  4,000  14,007
   *Sankyo Tateyama, Inc........................................  1,600  33,559
   *Sankyu, Inc................................................. 16,000  63,174
    Sanoh Industrial Co., Ltd...................................  3,000  20,340
   *Sanshin Electronics Co., Ltd................................  2,000  13,563
   *Sanwa Holdings Corp.........................................  9,000  42,904
   *Sanyo Chemical Industries, Ltd..............................  7,000  39,340
   *Sanyo Denki Co., Ltd........................................  4,000  21,307
   #Sanyo Shokai, Ltd...........................................  4,000  10,931
   *Sanyo Special Steel Co., Ltd................................  6,000  19,200
    Sapporo Holdings, Ltd....................................... 26,000  86,321
    Sasebo Heavy Industries Co., Ltd............................  7,000   8,175
   *Sato Holdings Corp..........................................    300   4,789
    Sato Shoji Corp.............................................  2,000  13,225
    Satori Electric Co., Ltd....................................  1,000   4,886
    Saxa Holdings, Inc..........................................  4,000   7,786
    Secom Joshinetsu Co., Ltd...................................    900  23,613
   *Seika Corp..................................................  8,000  22,483
    Seikagaku Corp..............................................  1,700  18,609
  #*Seiko Epson Corp............................................  6,500  65,622
   *Seiko Holdings Corp.........................................  3,307  10,498
   *Seino Holdings Co., Ltd..................................... 11,000  74,939
   *Seiren Co., Ltd.............................................  5,300  32,816
   *Sekisui Jushi Co., Ltd......................................  2,000  23,640
    Sekisui Plastics Co., Ltd...................................  7,000  17,015
   #Senko Co., Ltd..............................................  6,000  27,955
    Senshu Electric Co., Ltd....................................  1,000  11,338
   #Senshukai Co., Ltd..........................................  3,000  18,285
   *Seria Co., Ltd..............................................    600   9,578
   *Shibaura Mechatronics Corp..................................  4,000   9,091
   *Shibusawa Warehouse Co., Ltd................................  6,000  20,636
    Shibuya Kogyo Co., Ltd......................................  2,100  20,263
    Shikibo, Ltd................................................  9,000  11,217
    Shikoku Bank, Ltd........................................... 10,000  26,005
   *Shikoku Chemicals Corp......................................  3,000  20,326
  #*Shima Seiki Manufacturing Co., Ltd..........................  1,200  23,682
   *Shimachu Co., Ltd...........................................  2,800  59,250
    Shimizu Bank, Ltd...........................................    400  11,927
    Shinagawa Refractories Co., Ltd.............................  5,000  11,597
  #*Shindengen Electric Manufacturing Co., Ltd..................  3,000   8,756
   *Shin-Etsu Polymer Co., Ltd..................................  5,000  19,254
    Shinkawa, Ltd...............................................  1,000   5,122
   *Shinko Electric Industries Co., Ltd.........................  6,300  48,207
   *Shinko Plantech Co., Ltd....................................  3,000  24,512
   *Shinko Shoji Co., Ltd.......................................  2,000  17,948
   *Shinmaywa Industries, Ltd...................................  5,000  33,223
    Shinnihon Corp..............................................  4,000  10,793
   *Ship Healthcare Holdings, Inc...............................  1,600  45,776
    Shiroki Corp................................................  7,000  18,395
    Shizuoka Gas Co., Ltd.......................................  3,000  20,912
    SHO-BOND Holdings Co., Ltd..................................  2,000  73,780
    Shobunsha Publications, Inc.................................  1,300   8,385
    Shochiku Co., Ltd...........................................  4,000  44,447
   *Showa Corp..................................................  2,400  25,786

                                     1314

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
    Showa Sangyo Co., Ltd....................................... 10,000 $32,436
   #Siix Corp...................................................  2,400  27,683
    Simplex Holdings, Inc.......................................      3     941
    Sinanen Co., Ltd............................................  3,000  12,400
   *Sinfonia Technology Co., Ltd................................  6,000  11,153
    Sintokogio, Ltd.............................................  2,638  19,300
   *SMK Corp....................................................  5,000  15,050
   *Sodick Co., Ltd.............................................  4,100  21,095
   *Softbank Corp...............................................     --      12
   *Sohgo Security Services Co., Ltd............................  3,700  49,015
    SRA Holdings, Inc...........................................  1,000  10,914
   *St. Marc Holdings Co., Ltd..................................    500  19,740
    Star Micronics Co., Ltd.....................................  2,000  19,792
  #*Start Today Co., Ltd........................................  1,900  18,260
   *Starzen Co., Ltd............................................  4,000  11,320
   *Stella Chemifa Corp.........................................    900  18,974
    Sumida Corp.................................................  1,100   6,387
   *Sumikin Bussan Corp.........................................  6,000  19,122
    Suminoe Textile Co., Ltd....................................  5,000  11,923
   *Sumitomo Bakelite Co., Ltd.................................. 18,000  71,826
   *Sumitomo Densetsu Co., Ltd..................................  1,100  11,916
    Sumitomo Light Metal Industries, Ltd........................ 29,000  28,549
  #*Sumitomo Mitsui Construction Co., Ltd.......................  9,660  10,330
   *Sumitomo Osaka Cement Co., Ltd.............................. 20,000  66,988
    Sumitomo Pipe & Tube Co., Ltd...............................  3,000  24,734
    Sumitomo Precision Products Co., Ltd........................  2,000   9,033
   *Sumitomo Real Estate Sales Co., Ltd.........................    300  14,829
    Sumitomo Seika Chemicals Co., Ltd...........................  4,000  14,359
   *Sumitomo Warehouse Co., Ltd................................. 11,000  55,261
   *SWCC Showa Holdings Co., Ltd................................ 12,000  10,984
  #*SxL Corp....................................................  3,000   5,493
    Systena Corp................................................     13  11,495
   *T. Hasegawa Co., Ltd........................................  1,600  19,297
    T. RAD Co., Ltd.............................................  5,000  12,808
   *Tachi-S Co., Ltd............................................  2,100  37,011
   *Tadano, Ltd.................................................  6,000  53,361
   *Taihei Dengyo Kaisha, Ltd...................................  3,000  17,415
    Taiho Kogyo Co., Ltd........................................  1,900  22,874
   *Taikisha, Ltd...............................................  2,000  40,243
    Taiko Bank, Ltd. (The)......................................  1,000   2,547
   *Taiyo Holdings Co., Ltd.....................................    400  11,227
   *Taiyo Yuden Co., Ltd........................................  7,500  67,648
    Takamatsu Construction Group Co., Ltd.......................  1,600  23,910
  #*Takaoka Toko Holdings Co., Ltd..............................    400   6,743
   *Takara Leben Co., Ltd.......................................    900  10,491
   *Takara Standard Co., Ltd....................................  5,000  35,434
    Takasago International Corp.................................  7,000  35,342
   *Takasago Thermal Engineering Co., Ltd.......................  6,000  46,363
   #Takashima & Co., Ltd........................................  4,000  12,749
    Takiron Co., Ltd............................................  3,000  11,527
   *Takuma Co., Ltd.............................................  6,000  37,038
    Tamron Co., Ltd.............................................    400  11,275
   #Tamura Corp.................................................  4,000   8,871
  #*Teac Corp...................................................  5,000   3,181
    TECHNO ASSOCIE Co., Ltd.....................................  1,800  14,369
    Tecmo Koei Holdings Co., Ltd................................  3,000  24,270
    Teikoku Tsushin Kogyo Co., Ltd..............................  4,000   7,457
   *Tekken Corp................................................. 11,000  17,057
   #Temp Holdings Co., Ltd......................................  1,700  21,362
    Tenma Corp..................................................  2,000  20,585
   *TKC Corp....................................................  1,200  21,308

                                     1315

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
JAPAN -- (Continued)
    TOA Corp................................................... 12,000 $ 18,659
   #TOA ROAD Corp..............................................  3,000   10,055
    Toagosei Co., Ltd.......................................... 25,000  103,305
   *Tobishima Corp.............................................  2,400    2,990
   *TOC Co., Ltd...............................................  5,000   32,522
    Tocalo Co., Ltd............................................  1,000   15,443
    Tochigi Bank, Ltd..........................................  7,000   26,022
   *Toda Corp.................................................. 17,000   46,581
   *Toei Co., Ltd..............................................  5,000   26,894
    Toenec Corp................................................  3,000   15,840
   *Toho Bank, Ltd............................................. 14,000   44,350
  #*Toho Zinc Co., Ltd.........................................  6,000   25,925
    Tohoku Bank, Ltd. (The)....................................  8,000   13,311
    Tokai Carbon Co., Ltd...................................... 13,000   51,521
   *Tokai Corp.................................................    200    5,571
   *TOKAI Holdings Corp........................................  5,000   16,290
   *Tokai Rika Co., Ltd........................................  5,100   83,535
   *Tokai Rubber Industries, Ltd...............................  2,700   27,849
   *Tokai Tokyo Financial Holdings, Inc........................ 19,000   95,271
   *Token Corp.................................................    170    9,476
   *Tokushu Tokai Paper Co., Ltd...............................  5,189   12,407
  #*Tokuyama Corp.............................................. 20,000   39,863
  #*Tokyo Dome Corp............................................ 16,000   60,980
    Tokyo Energy & Systems, Inc................................  2,000   10,454
   *Tokyo Kikai Seisakusho, Ltd................................  6,000    4,585
    Tokyo Ohka Kogyo Co., Ltd..................................  2,700   52,548
    Tokyo Rakutenchi Co., Ltd..................................  5,000   20,159
  #*Tokyo Rope Manufacturing Co., Ltd..........................  4,000    5,726
   *Tokyo Seimitsu Co., Ltd....................................  2,300   39,512
   *Tokyo Steel Manufacturing Co., Ltd.........................  9,000   47,182
    Tokyo Tekko Co., Ltd.......................................  3,000   12,732
    Tokyo Theatres Co., Inc....................................  6,000    9,172
   *Tokyo Tomin Bank, Ltd......................................  1,000   10,123
   #Tokyotokeiba Co., Ltd......................................  7,000   16,869
    Tokyu Community Corp.......................................  1,000   39,963
   *Tokyu Construction Co., Ltd................................  5,880   14,894
   *Tokyu Livable, Inc.........................................  1,800   28,525
   #Tokyu Recreation Co., Ltd..................................  3,000   15,420
    Toli Corp..................................................  6,000   14,479
    Tomato Bank, Ltd...........................................  9,000   17,796
    Tomen Electronics Corp.....................................    800   10,160
   *TOMONY Holdings, Inc....................................... 10,000   43,404
  #*Tomy Co., Ltd..............................................  3,317   17,862
    Tonami Holdings Co., Ltd...................................  3,000    6,106
    Toppan Forms Co., Ltd......................................  2,300   21,472
   *Topre Corp.................................................  1,200   11,603
    Topy Industries, Ltd....................................... 16,000   37,582
   *Toridoll.corp..............................................  1,200   14,848
    Torishima Pump Manufacturing Co., Ltd......................  2,000   17,403
   *Toshiba Machine Co., Ltd...................................  5,000   22,869
   *Toshiba Plant Systems & Services Corp......................  4,000   55,824
    Tosho Printing Co., Ltd....................................  5,000    8,094
   *Tosoh Corp................................................. 16,000   38,489
    Totetsu Kogyo Co., Ltd.....................................  3,000   42,852
    Tottori Bank, Ltd..........................................  6,000   12,182
   *Touei Housing Corp.........................................    900   12,841
    Towa Bank, Ltd............................................. 10,000   11,246
   *Towa Pharmaceutical Co., Ltd...............................    900   47,984
    Toyo Construction Co., Ltd.................................  3,200   10,673
    Toyo Corp..................................................  3,000   35,075
    Toyo Electric Manufacturing Co., Ltd.......................  5,000   13,427

                                     1316

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   *Toyo Ink SC Holdings Co., Ltd............................... 15,000 $65,721
    Toyo Kanetsu K.K............................................ 12,000  25,836
    Toyo Kohan Co., Ltd.........................................  3,000  10,600
    Toyo Securities Co., Ltd....................................  5,000  13,651
   *Toyo Tanso Co., Ltd.........................................    300   7,261
    Toyo Tire & Rubber Co., Ltd................................. 11,205  38,617
   *Toyobo Co., Ltd............................................. 44,000  70,165
    TPR Co., Ltd................................................  2,100  27,058
   *Transcosmos, Inc............................................  1,100  13,644
   *Trusco Nakayama Corp........................................  1,400  25,974
   *TS Tech Co., Ltd............................................  2,200  42,551
   *TSI Holdings Co., Ltd.......................................  6,525  34,728
   *Tsubakimoto Chain Co........................................  9,000  47,793
  #*Tsugami Corp................................................  5,000  30,809
   *Tsukishima Kikai Co., Ltd...................................  3,000  26,966
    Tsukuba Bank, Ltd. (The)....................................  1,700   6,298
   *Tsukui Corp.................................................    300   6,118
    Tsurumi Manufacturing Co., Ltd..............................  2,000  16,070
    Tsutsumi Jewelry Co., Ltd...................................    800  19,666
    TV Asahi Corp...............................................    300   4,627
    Ube Material Industries, Ltd................................  6,000  14,807
    Uchida Yoko Co., Ltd........................................  4,000  11,197
   *UKC Holdings Corp...........................................    300   6,265
   *Ulvac, Inc..................................................  1,900  16,927
    Uniden Corp.................................................  2,000   4,994
    Union Tool Co...............................................    400   7,632
   *Unipres Corp................................................  2,300  50,941
  #*United Arrows, Ltd..........................................  1,200  29,041
   *Unitika, Ltd................................................ 33,000  18,795
    U-Shin, Ltd.................................................  2,000  15,309
   *Valor Co., Ltd..............................................  2,000  31,932
   *Vital KSK Holdings, Inc.....................................  2,800  27,064
   *VT Holdings Co., Ltd........................................    600   5,831
   *Wacom Co., Ltd..............................................     19  61,965
    Warabeya Nichiyo Co., Ltd...................................  1,200  19,729
  #*WATAMI Co., Ltd.............................................  1,400  26,394
    Wood One Co., Ltd...........................................  3,000   9,926
   *Xebio Co., Ltd..............................................  1,500  30,646
   *Yachiyo Bank, Ltd. (The)....................................    300   7,118
    Yamabiko Corp...............................................    615  10,219
    Yamagata Bank, Ltd.......................................... 11,000  49,225
   *Yamaichi Electronics Co., Ltd...............................  1,600   2,862
   *Yamanashi Chuo Bank, Ltd.................................... 11,000  44,651
   *Yamazen Co., Ltd............................................  3,000  22,233
    Yaoko Co., Ltd..............................................    500  20,037
    Yasuda Warehouse Co., Ltd. (The)............................  2,000  14,596
    Yellow Hat, Ltd.............................................  1,800  27,127
   *Yodogawa Steel Works, Ltd...................................  9,000  32,048
   *Yokogawa Bridge Holdings Corp...............................  2,000  19,179
    Yokohama Reito Co., Ltd.....................................  3,000  21,075
    Yokowo Co., Ltd.............................................  1,700   7,671
    Yomeishu Seizo Co., Ltd.....................................  2,000  17,589
    Yondenko Corp...............................................  2,100   7,525
    Yonekyu Corp................................................  2,000  20,650
    Yorozu Corp.................................................  1,900  27,261
  #*Yoshinoya Holdings Co., Ltd.................................      6   7,175
   *Yuasa Trading Co., Ltd...................................... 18,000  35,257
    Yurtec Corp.................................................  4,000  13,352
    Yusen Logistics Co., Ltd....................................    600   5,864
    Yushiro Chemical Industry Co., Ltd..........................  1,000   9,631
   *Zenrin Co., Ltd.............................................  1,800  23,997

                                     1317

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED


                                                           SHARES   VALUE++
                                                           ------ -----------
JAPAN -- (Continued)
   #Zensho Co., Ltd.......................................  2,100 $    24,107
    ZERIA Pharmaceutical Co., Ltd.........................  2,000      31,417
    Zuken, Inc............................................  2,000      12,211
                                                                  -----------
TOTAL JAPAN...............................................         20,093,377
                                                                  -----------
NETHERLANDS -- (2.1%)
   *Aalberts Industries NV................................  5,881     132,161
   *Accell Group NV.......................................  1,850      35,630
   *AFC Ajax NV...........................................    864       7,379
  #*AMG Advanced Metallurgical Group NV...................  1,768      16,092
   *Amsterdam Commodities NV..............................    600      11,947
    APERAM NV.............................................  3,991      57,859
   *Arcadis NV............................................  3,526      92,731
  #*ASM International NV..................................  5,088     202,781
   #BE Semiconductor Industries NV........................  1,100       8,816
    Beter Bed Holding NV..................................  1,357      27,348
   *BinckBank NV..........................................  3,663      35,455
   *Brunel International NV...............................  1,355      72,606
   *CSM NV................................................  4,554     105,425
   *Delta Lloyd NV........................................  3,930      77,409
    Exact Holding NV......................................    619      13,545
   *Grontmij NV...........................................  2,730      12,133
  #*Heijmans NV...........................................    418       4,474
   *Hunter Douglas NV.....................................    130       5,828
    KAS Bank NV...........................................    488       5,839
    Kendrion NV...........................................    133       3,353
  #*Koninklijke Bam Groep NV.............................. 16,807      70,276
   *Koninklijke Ten Cate NV...............................  1,992      53,991
  #*Koninklijke Wessanen NV...............................  2,173       6,835
    Macintosh Retail Group NV.............................    944      11,022
    Mediq NV..............................................  3,763      71,092
   *Nutreco NV............................................  4,330     383,832
   *Ordina NV.............................................  2,349       3,764
   *PostNL NV............................................. 30,622      80,253
   *Roto Smeets Group NV..................................    354       3,138
   *Royal Imtech NV.......................................  8,616     227,534
   *SBM Offshore NV.......................................  6,078      93,072
   *Sligro Food Group NV..................................  1,176      37,875
  #*SNS Reaal Groep NV.................................... 15,156      17,324
    Telegraaf Media Groep NV..............................  1,964      23,353
   *TKH Group NV..........................................  2,994      81,740
  #*TomTom NV.............................................  8,009      41,537
   *Unit4 NV..............................................  1,693      56,654
    USG People NV.........................................  4,526      38,520
                                                                  -----------
TOTAL NETHERLANDS.........................................          2,230,623
                                                                  -----------
NEW ZEALAND -- (0.9%)
   *Air New Zealand, Ltd.................................. 25,682      26,893
    Briscoe Group, Ltd.................................... 15,371      32,324
   *Cavalier Corp., Ltd...................................  8,600      13,656
   *Chorus, Ltd...........................................  8,097      19,377
    Ebos Group, Ltd.......................................  1,630      11,673
   *Fisher & Paykel Healthcare Corp., Ltd................. 31,547      63,073
   *Freightways, Ltd......................................  8,779      33,447
    Hallenstein Glasson Holdings, Ltd.....................  5,327      23,602
    Heartland New Zealand, Ltd............................  5,841       3,336
    Infratil, Ltd......................................... 38,003      78,399
   *Mainfreight, Ltd......................................  4,692      47,242
    New Zealand Refining Co., Ltd......................... 13,533      29,979
  #*Nuplex Industries, Ltd................................ 10,687      29,606
    NZX, Ltd..............................................  1,875       2,108

                                     1318

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
NEW ZEALAND -- (Continued)
  #*Port of Tauranga, Ltd......................................  7,100 $ 82,566
   *Pumpkin Patch, Ltd.........................................  7,400    8,506
   *Pyne Gould Guinness, Ltd................................... 10,577    3,904
   *Restaurant Brands New Zealand, Ltd.........................  9,560   22,539
   #Ryman Healthcare, Ltd...................................... 20,343   78,711
    Sanford, Ltd...............................................  6,562   23,989
    Sky Network Television, Ltd................................ 13,395   58,237
   *SKYCITY Entertainment Group, Ltd........................... 36,975  123,208
   #Steel & Tube Holdings, Ltd.................................  5,579   11,799
   *Tower, Ltd................................................. 11,085   17,968
   #TrustPower, Ltd............................................  4,827   33,976
    Vector, Ltd................................................ 15,602   36,620
    Warehouse Group, Ltd.......................................  5,475   14,894
   *Xero, Ltd..................................................    747    4,562
                                                                       --------
TOTAL NEW ZEALAND..............................................         936,194
                                                                       --------
NORWAY -- (1.0%)
   *ABG Sundal Collier Holding ASA.............................  2,844    2,388
   *Algeta ASA.................................................  1,657   50,724
  #*Archer, Ltd................................................  6,888    7,968
   *Atea ASA...................................................  5,000   59,397
   *Austevoll Seafood ASA......................................  5,800   32,993
    BW Offshore, Ltd........................................... 18,600   19,177
   *BWG Homes ASA..............................................  7,338   16,940
   *Cermaq ASA.................................................  3,800   65,337
   *Clavis Pharma ASA..........................................  1,911    2,218
   *Copeinca ASA...............................................    970    7,665
  #*DOF ASA....................................................  2,500   11,821
   *Ekornes ASA................................................  1,600   28,007
   *Electromagnetic GeoServices ASA............................  4,467    9,134
    EVRY ASA...................................................  3,410    5,168
    Farstad Shipping ASA.......................................    800   20,249
  #*Frontline, Ltd.............................................  1,361    4,762
    Ganger Rolf ASA............................................  1,960   48,159
   *Golden Ocean Group, Ltd.................................... 12,836   12,897
   *Hoegh LNG Holdings, Ltd....................................    531    5,008
  #*Kongsberg Automotive Holding ASA........................... 11,000    3,113
   *Kvaerner ASA............................................... 10,879   31,449
   *Leroey Seafood Group ASA...................................    800   23,119
  #*Nordic Semiconductor ASA................................... 10,897   30,165
  #*Norske Skogindustrier ASA Series A.........................  7,000    5,044
   *Northland Resources SA.....................................    200       38
   *Norwegian Air Shuttle ASA..................................  1,507   46,004
  #*Norwegian Energy Co. ASA...................................  1,598    1,418
   *Odfjell ASA Series A.......................................  1,000    4,932
   *Opera Software ASA.........................................  2,277   14,280
  #*Panoro Energy ASA..........................................  1,501      767
    Prosafe ASA................................................  7,433   70,739
   *Sevan Drilling AS..........................................  9,246    6,641
  #*Sevan Marine ASA...........................................  1,337    5,176
   *Siem Offshore, Inc. ASA....................................  9,787   14,739
    Solstad Offshore ASA.......................................  1,000   19,174
  #*Songa Offshore SE.......................................... 10,265   10,399
    SpareBank 1 SMN............................................  8,057   61,215
   *SpareBank 1 SR Bank ASA....................................  3,861   29,670
    Stolt-Nielsen, Ltd.........................................  1,022   21,808
   *Tomra Systems ASA.......................................... 14,102  120,000
    TTS Marine ASA.............................................  1,100    1,905
   *Veidekke ASA...............................................  4,900   41,360
    Wilh Wilhelmsen ASA........................................    988    9,406

                                     1319

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
NORWAY -- (Continued)
    Wilh Wilhelmsen Holding ASA.............................   2,050 $   65,795
                                                                     ----------
TOTAL NORWAY................................................          1,048,368
                                                                     ----------
PORTUGAL -- (0.4%)
   *Altri SGPS SA...........................................   7,954     19,924
  #*Banco BPI SA............................................  16,849     29,013
  #*Banco Comercial Portugues SA............................ 291,215     39,217
    Mota-Engil SGPS SA......................................   4,552     13,374
   *Portucel SA.............................................  20,700     80,034
    REN - Redes Energeticas Nacionais SGPS SA...............  15,049     47,269
   *Sociedade de Investimento e Gestao SGPS SA..............   6,200     59,767
  #*Sonae Industria SGPS SA.................................   2,500      2,061
   *Sonae SGPS SA...........................................  53,752     53,232
   *Sonaecom SGPS SA........................................   8,301     16,571
   *Zon Multimedia Servicos de Telecomunicacoes
     e Multimedia SGPS SA...................................   7,743     33,130
                                                                     ----------
TOTAL PORTUGAL..............................................            393,592
                                                                     ----------
RUSSIA -- (0.0%)
  #*Alliance Oil Co., Ltd. SDR..............................   3,204     28,047
                                                                     ----------
SINGAPORE -- (1.6%)
    AusGroup, Ltd...........................................  44,000     22,583
   *Banyan Tree Holdings, Ltd...............................   7,000      3,875
   *Biosensors International Group, Ltd.....................  50,000     54,738
   *Boustead Singapore, Ltd.................................  22,000     20,083
   *Bukit Sembawang Estates, Ltd............................   9,500     52,179
    Bund Center Investment, Ltd............................. 108,000     19,598
    CH Offshore, Ltd........................................  17,400      7,167
    China Aviation Oil Singapore Corp., Ltd.................   8,000      6,982
   *Chip Eng Seng Corp., Ltd................................   9,000      5,589
    Chuan Hup Holdings, Ltd.................................  87,000     21,424
   *Cosco Corp Singapore, Ltd...............................  56,000     43,004
    Creative Technology, Ltd................................   2,650      6,586
   *CSE Global, Ltd.........................................  20,000     13,986
   *CWT, Ltd................................................  12,000     13,921
   *Delong Holdings, Ltd....................................  17,000      8,188
   *Ezra Holdings, Ltd......................................  49,600     47,646
   *Falcon Energy Group, Ltd................................  21,000      5,187
   #Fragrance Group, Ltd....................................  82,000     17,239
    GK Goh Holdings, Ltd....................................  17,000     11,186
    GMG Global, Ltd......................................... 275,000     31,773
   *Goodpack, Ltd...........................................  14,000     20,647
   *GuocoLand, Ltd..........................................  11,000     21,252
    GuocoLeisure, Ltd.......................................  12,000      7,227
    Hi-P International, Ltd.................................  23,000     13,020
    Ho Bee Investment, Ltd..................................  14,000     21,611
   *Hong Fok Corp., Ltd.....................................  49,200     24,233
    Hong Leong Asia, Ltd....................................   8,000     10,954
    Hotel Grand Central, Ltd................................  32,939     24,756
   *Hotel Properties, Ltd...................................  17,200     44,351
    Hwa Hong Corp., Ltd.....................................  59,000     17,649
  #*Hyflux, Ltd.............................................  27,500     29,896
   *Indofood Agri Resources, Ltd............................  28,000     29,547
   *Jaya Holdings, Ltd......................................  22,000     12,639
    K1 Ventures, Ltd........................................ 120,000     16,373
   *K-Green Trust, Ltd......................................   7,000      5,907
    M1, Ltd.................................................  17,000     38,184
   *Manhattan Resources, Ltd................................  23,000     10,757
    Metro Holdings, Ltd.....................................  49,200     37,203
    Midas Holdings, Ltd..................................... 114,000     50,178
   *Oceanus Group, Ltd......................................  40,000      1,901

                                     1320

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SINGAPORE -- (Continued)
    Orchard Parade Holdings, Ltd............................  11,239 $   20,069
   *OSIM International, Ltd.................................  18,000     26,182
   *Otto Marine, Ltd........................................  48,000      3,609
   *Overseas Union Enterprise, Ltd..........................  23,000     55,430
    Pan Pacific Hotels Group, Ltd...........................  37,500     71,557
    Petra Foods, Ltd........................................  20,000     62,468
  #*Raffles Education Corp., Ltd............................  49,200     14,312
    Rotary Engineering, Ltd.................................  17,000      8,113
    SBS Transit, Ltd........................................  23,000     28,051
    Sinarmas Land, Ltd...................................... 108,000     30,324
   *Singapore Post, Ltd.....................................  61,000     59,649
   *Stamford Land Corp., Ltd................................  21,000     10,014
   *STX OSV Holdings, Ltd...................................  33,000     33,599
  #*Sunvic Chemical Holdings, Ltd...........................  40,000     16,480
   *Super Group, Ltd........................................  13,000     36,234
   #Swiber Holdings, Ltd....................................  23,000     12,921
    Tat Hong Holdings, Ltd..................................  17,000     21,148
   *Triyards Holdings, Ltd..................................   4,960      3,303
   *Tuan Sing Holdings, Ltd.................................  44,628     13,349
   *United Engineers, Ltd...................................  11,000     30,146
   *UOB-Kay Hian Holdings, Ltd..............................  30,000     41,570
   *Venture Corp., Ltd......................................  13,000     89,181
    WBL Corp., Ltd..........................................  22,000     78,565
    Wheelock Properties, Ltd................................  20,000     31,826
    Wing Tai Holdings, Ltd..................................  22,970     35,315
   *Yeo Hiap Seng, Ltd......................................   2,482      6,335
   *Yongnam Holdings, Ltd...................................  70,000     15,001
                                                                     ----------
TOTAL SINGAPORE.............................................          1,705,970
                                                                     ----------
SPAIN -- (1.8%)
    Abengoa SA..............................................   2,121      6,388
   *Abengoa SA Series B.....................................   8,484     22,726
   *Acerinox SA.............................................   5,198     57,600
    Adveo Group International SA............................     733     10,641
   *Almirall SA.............................................   3,562     44,043
   *Amper SA................................................   1,760      4,258
    Antena 3 de Television SA...............................   3,640     21,445
   *Azkoyen SA..............................................   2,184      4,578
   *Bankinter SA............................................  16,648     90,609
   *Baron de Ley SA.........................................      67      4,378
   #Bolsas y Mercados Espanoles SA..........................   4,485    125,632
   *Campofrio Food Group SA.................................   1,577     10,282
   *Cementos Portland Valderrivas SA........................   1,167      6,231
   *Codere SA...............................................     767      4,105
   *Construcciones y Auxiliar de Ferrocarriles SA...........     137     68,608
   *Deoleo SA...............................................   8,137      3,270
   *Duro Felguera SA........................................   2,827     20,527
   *Ebro Foods SA...........................................   8,515    172,636
   *Elecnor SA..............................................   1,707     21,847
   *Ence Energia y Celulosa SA..............................   9,439     28,264
   *Ercros SA...............................................   3,027      2,121
    Faes Farma SA...........................................   8,727     27,147
   *Fomento de Construcciones y Contratas SA................   1,855     25,112
   *Gamesa Corp Tecnologica SA..............................   8,665     20,487
   *Grupo Catalana Occidente SA.............................   3,722     80,089
   *Grupo Ezentis SA........................................  13,800      3,195
    Iberpapel Gestion SA....................................     936     17,955
   *Indra Sistemas SA.......................................   8,172    107,070
   *Inmobiliaria Colonial SA................................      25         50
   *Jazztel P.L.C...........................................  11,098     76,281
   *La Seda de Barcelona SA.................................   2,290      3,866

                                     1321

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SPAIN -- (Continued)
   *Mediaset Espana Comunicacion SA.......................... 12,622 $   95,110
   *Melia Hotels International SA............................  4,123     33,662
    Miquel y Costas & Miquel SA..............................    740     23,663
   *NH Hoteles SA............................................  5,825     22,899
   *Obrascon Huarte Lain SA..................................  3,159     95,990
    Papeles y Cartones de Europa SA..........................  2,697      9,348
    Pescanova SA.............................................  1,077     24,177
   *Promotora de Informaciones SA Series A................... 12,732      4,754
   *Prosegur Cia de Seguridad SA............................. 22,000    137,703
   *Realia Business SA.......................................  4,187      5,354
  #*Sacyr Vallehermoso SA....................................  7,012     16,110
   *Sociedad Nacional Industrias Aplicaciones Celulosa
     Espanola SA.............................................  4,714      4,360
   *Tecnicas Reunidas SA.....................................  1,472     74,823
   *Tubacex SA...............................................  5,465     18,615
    Tubos Reunidos SA........................................  8,287     21,002
   *Vidrala SA...............................................  1,160     37,496
    Viscofan SA..............................................  4,280    223,840
   *Zeltia SA................................................ 12,166     22,454
                                                                     ----------
TOTAL SPAIN..................................................         1,962,801
                                                                     ----------
SWEDEN -- (3.3%)
   *Aarhuskarlshamn AB.......................................  1,961     83,462
   *Active Biotech AB........................................  1,480     11,189
   *AddTech AB Series B......................................  2,500     75,987
   *AF AB Series B...........................................  2,682     64,935
   *Anoto Group AB...........................................  6,997      2,805
   *Atrium Ljungberg AB Series B.............................    798     11,195
   *Avanza Bank Holding AB...................................  1,713     41,777
   *Axfood AB................................................  1,800     74,468
  #*Axis Communications AB...................................  2,100     52,054
    B&B Tools AB Series B....................................  2,500     27,353
    BE Group AB..............................................  2,600      7,891
    Beijer Alma AB...........................................  1,700     32,904
   *Betsson AB...............................................  3,029    101,549
    Bilia AB Series A........................................  2,065     35,650
  #*BillerudKorsnas AB....................................... 10,868    115,721
   *BioGaia AB Series B......................................  1,689     44,895
   *Bure Equity AB...........................................  1,767      6,556
    Cantena AB...............................................  1,487     16,891
   *Castellum AB.............................................  9,367    138,130
   *CDON Group AB............................................  5,438     30,472
   *Clas Ohlson AB Series B..................................  2,530     37,784
   *Cloetta AB...............................................    960      2,182
  #*Concentric AB............................................  3,360     30,163
   *Dios Fastigheter AB......................................  1,539      8,943
    Duni AB..................................................    668      6,098
  #*Eniro AB.................................................    744      1,700
   *Fabege AB................................................  8,688     94,899
   *Fastighets AB Balder Series B............................  2,430     16,542
    G & L Beijer AB Series B.................................  1,786     32,532
    Gunnebo AB...............................................  3,000     12,889
   *Hakon Invest AB..........................................  3,295     67,600
  #*Haldex AB................................................  3,360     20,072
   *Hexpol AB................................................  2,066    114,266
   *HIQ International AB.....................................  1,866     11,321
   *Hoganas AB Series B......................................  2,683    111,026
   *Holmen AB Series B.......................................  5,220    160,923
   *Husqvarna AB Series A....................................    544      3,518
   *Husqvarna AB Series B.................................... 22,520    145,598
   *Industrial & Financial Systems AB Series B...............  1,012     17,228
   *Indutrade AB.............................................    490     16,044

                                     1322

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
SWEDEN -- (Continued)
   *Intrum Justitia AB.......................................  5,500 $   88,999
   *JM AB....................................................  5,312    109,217
  #*KappAhl AB............................................... 36,733     27,415
    Klovern AB...............................................  1,714      7,384
   *Kungsleden AB............................................  7,974     49,273
    Lagercrantz Group AB Series B............................  2,500     30,643
  #*Lindab International AB..................................  5,462     39,062
   *Loomis AB Series B.......................................  3,493     58,055
   *Meda AB Series A.........................................  3,978     46,468
   *Medivir AB Series B......................................  1,986     24,058
   *Mekonomen AB.............................................  1,400     49,852
  #*Micronic Mydata AB.......................................  2,400      4,518
   *NCC AB Series B..........................................  8,486    197,836
   *Net Entertainment NE AB Series B.........................  1,424     18,998
  #*Net Insight AB Series B.................................. 11,409      2,962
    New Wave Group AB Series B...............................  2,000      9,185
  #*NIBE Industrier AB Series B..............................  4,215     66,341
  #*Nobia AB.................................................  8,067     48,990
   *Nolato AB Series B.......................................  1,100     15,079
    Nordnet AB Series B......................................  2,986      9,631
   *Oriflame Cosmetics SA SDR................................    727     23,808
   *PA Resources AB..........................................  9,100        115
   *Peab AB Series B......................................... 14,480     75,491
    Proffice AB Series B.....................................  2,061      7,172
   *Rezidor Hotel Group AB...................................  6,630     29,060
    Saab AB Series B.........................................  3,366     72,825
  #*SAS AB...................................................  7,999     17,085
   *Securitas AB Series B.................................... 11,070    103,445
    Skistar AB...............................................  1,500     19,575
  #*SSAB AB Series A......................................... 10,488     86,660
   *SSAB AB Series B.........................................  5,703     40,759
   *Sweco AB Series B........................................  1,500     17,337
   *Swedish Orphan Biovitrum AB..............................  9,932     59,334
   *Systemair AB.............................................    107      1,608
   *Unibet Group P.L.C. SDR..................................  1,751     60,335
   *Wallenstam AB Series B...................................  5,304     66,079
   *Wihlborgs Fastigheter AB.................................  3,900     62,470
                                                                     ----------
TOTAL SWEDEN.................................................         3,534,336
                                                                     ----------
SWITZERLAND -- (4.1%)
    Acino Holding AG.........................................    184     19,094
   *AFG Arbonia-Forster Holding AG...........................    457     12,415
   *Allreal Holding AG.......................................    856    129,806
   *Ams AG...................................................    575     70,736
    APG SGA SA...............................................     64     14,276
   *Ascom Holding AG.........................................  1,474     16,559
   *Autoneum Holding AG......................................    254     15,220
   #Bachem Holdings AG.......................................    343     14,246
   *Bank Coop AG.............................................    580     34,558
   *Banque Cantonale de Geneve SA............................     85     19,767
    Banque Privee Edmond de Rothschild SA....................      1     19,466
   *Basilea Pharmaceutica AG.................................    287     15,891
   *Belimo Holdings AG.......................................     34     67,708
    Bell AG..................................................      6     14,125
    Bellevue Group AG........................................    298      2,936
   *Berner Kantonalbank AG...................................    278     78,275
    BKW AG...................................................    405     14,061
   *Bobst Group AG...........................................    800     24,902
   *Bossard Holding AG.......................................     78     12,820
   *Bucher Industries AG.....................................    416     87,251
   *Burckhardt Compression Holding AG........................    162     57,092

                                     1323

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWITZERLAND -- (Continued)
   *Charles Voegele Holding AG.................................    750 $ 15,157
   *Cie Financiere Tradition SA................................     66    3,780
   *Clariant AG................................................ 15,895  216,935
    Coltene Holding AG.........................................    250    9,536
    Conzzeta AG................................................     27   51,973
   *Daetwyler Holding AG.......................................    296   30,541
  #*Dufry AG...................................................    720   98,224
  #*EFG International AG.......................................  3,568   41,921
   *Emmi AG....................................................    111   30,507
   *Energiedienst Holding AG...................................  1,000   43,090
   *Flughafen Zuerich AG.......................................    262  116,584
   *Forbo Holding AG...........................................    150  100,744
   *Galenica Holding AG........................................    218  129,925
   *GAM Holding AG............................................. 12,356  203,647
   *Gategroup Holding AG.......................................  1,678   42,079
   *George Fisher AG...........................................    344  146,937
    Gurit Holding AG...........................................     25   11,375
   *Helvetia Holding AG........................................    360  146,623
   *Huber & Suhner AG..........................................    649   32,973
   *Implenia AG................................................    654   32,328
   *Inficon Holding AG.........................................    149   40,887
   *Intershop Holding AG.......................................     59   21,178
   *Kaba Holding AG............................................    146   61,583
   *Kardex AG..................................................    430   12,366
    Komax Holding AG...........................................    205   18,782
   *Kudelski SA................................................  1,700   19,595
   *Kuoni Reisen Holding AG Series B...........................    311   94,527
  #*LEM Holding SA.............................................     42   26,241
   *Liechtensteinische Landesbank AG...........................    235    8,079
   #Logitech International SA.................................. 10,861   72,992
    Lonza Group AG.............................................  3,250  191,245
   *Luzerner Kantonalbank AG...................................    200   77,876
   *Metall Zug AG..............................................     12   26,663
  #*Meyer Burger Technology AG.................................  2,858   26,591
   *Micronas Semiconductor Holding AG..........................    800    7,408
   *Mobilezone Holding AG......................................    827    8,764
   *Mobimo Holding AG..........................................    416   97,338
   *Nobel Biocare Holding AG...................................  5,712   59,828
   *OC Oerlikon Corp. AG....................................... 15,998  196,428
    Panalpina Welttransport Holding AG.........................    751   75,665
   *Phoenix Mecano AG..........................................     50   24,194
    PSP Swiss Property AG......................................    148   14,186
   *PubliGroupe SA.............................................     72   11,477
   *Rieters Holdings AG........................................    254   49,628
   *Romande Energie Holding SA.................................     27   33,510
   *Schmolz & Bickenbach AG....................................  4,210   11,868
   *Schweiter Technologies AG..................................     84   51,214
   *Schweizerische National-Versicherungs-Gesellschaft AG......  1,103   54,243
   *Siegfried Holding AG.......................................    129   16,272
   *St. Galler Kantonalbank AG.................................    170   72,305
   *Straumann Holding AG.......................................    312   41,982
   *Swiss Life Holding AG......................................    792  119,167
   *Swisslog Holding AG........................................ 16,104   19,989
   *Swissquote Group Holding SA................................    538   18,735
   *Tamedia AG.................................................     22    2,611
   *Tecan Group AG.............................................    607   57,546
   *Temenos Group AG...........................................  3,482   71,273
   *Valartis Group AG..........................................    200    4,800
    Valiant Holding AG.........................................    579   57,531
   *Valora Holding AG..........................................    224   49,038
   *Vaudoise Assurances Holding SA.............................     41   14,426

                                     1324

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
SWITZERLAND -- (Continued)
    Verwaltungs und Privat-Bank AG..........................     150 $   11,376
    Vetropack Holding AG....................................       8     16,254
   *Von Roll Holding AG.....................................   1,435      3,200
   *Vontobel Holdings AG....................................   1,700     54,792
   *Walliser Kantonalbank AG................................      12     11,262
   #Ypsomed Holdings AG.....................................     227     14,190
    Zehnder Group AG........................................     480     22,686
   *Zug Estates Holding AG Class B..........................      12     16,482
    Zuger Kantonalbank AG...................................       8     43,095
                                                                     ----------
TOTAL SWITZERLAND...........................................          4,379,451
                                                                     ----------
UNITED KINGDOM -- (18.9%)
    A.G. Barr P.L.C.........................................   6,780     58,395
    Aegis Group P.L.C.......................................  40,032    148,994
   *Afren P.L.C.............................................  53,221    121,230
    African Barrick Gold P.L.C..............................   1,895     10,685
    Aga Rangemaster Group P.L.C.............................   7,312      9,859
   *Alent P.L.C.............................................  15,912     84,466
   *Amlin P.L.C.............................................  30,535    185,727
    Anglo Pacific Group P.L.C...............................   9,858     43,475
   *Anglo-Eastern Plantations P.L.C.........................     186      2,118
   *Anite P.L.C.............................................  19,453     44,462
   *Ashmore Group P.L.C.....................................  17,299     98,030
   *Ashtead Group P.L.C.....................................  49,721    357,798
    Assura Group, Ltd.......................................   3,461      1,853
    Aveva Group P.L.C.......................................   3,072    105,267
   *AZ Electronic Materials SA..............................   5,406     32,020
   *Babcock International Group P.L.C.......................   2,828     46,567
   *Balfour Beatty P.L.C....................................  39,095    164,385
   *Barratt Developments P.L.C..............................  77,716    268,120
   *BBA Aviation P.L.C......................................  33,952    119,420
   *Beazley P.L.C...........................................  44,533    129,534
    Bellway P.L.C...........................................  10,259    180,455
   *Berendsen P.L.C.........................................  12,354    119,594
   *Berkeley Group Holdings P.L.C. (The)....................   7,459    216,291
    Betfair Group P.L.C.....................................   2,199     23,197
    Bloomsbury Publishing P.L.C.............................   3,174      5,782
   *Bodycote P.L.C..........................................  14,936    109,388
    Booker Group P.L.C......................................  66,238    110,401
   *Bovis Homes Group P.L.C.................................  10,858    103,099
   *Brammer P.L.C...........................................   3,940     20,467
   *Brewin Dolphin Holdings P.L.C...........................  18,429     61,075
   *British Polythene Industries P.L.C......................   2,000     13,125
    Britvic P.L.C...........................................  16,185    115,192
   *BTG P.L.C...............................................  30,003    157,694
    Bwin.Party Digital Entertainment P.L.C..................  45,519     80,408
    Cable & Wireless Communications P.L.C................... 111,598     72,274
   *Cairn Energy P.L.C......................................  13,593     61,776
    Cape P.L.C..............................................   6,374     22,456
    Capital & Counties Properties P.L.C.....................   4,420     16,954
    Carclo P.L.C............................................   2,176     16,063
   *Carillion P.L.C.........................................  33,513    162,045
   *Carpetright P.L.C.......................................   3,171     34,219
    Castings P.L.C..........................................   4,744     25,596
   *Catlin Group, Ltd.......................................  24,393    202,345
   *Centamin P.L.C..........................................  57,143     51,130
    Chemring Group P.L.C....................................  11,470     51,714
   *Chesnara P.L.C..........................................   3,745     12,841
   *Cineworld Group P.L.C...................................   7,549     32,074
   *Clarkson P.L.C..........................................     317      6,940
   *Close Brothers Group P.L.C..............................   9,858    154,967

                                     1325

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
UNITED KINGDOM -- (Continued)
   *Cobham P.L.C..............................................  58,010 $194,735
   *Colt Group SA.............................................  19,039   31,954
    Communisis P.L.C..........................................   4,553    3,261
   *Computacenter P.L.C.......................................   6,654   47,563
   *Consort Medical P.L.C.....................................   1,360   15,375
    Cranswick P.L.C...........................................   4,147   61,934
   *CSR P.L.C.................................................  17,258   98,863
   *Daily Mail & General Trust P.L.C. Series A................  19,287  183,291
   *Dairy Crest Group P.L.C...................................  10,341   68,186
    Darty P.L.C...............................................  15,815   15,108
    De La Rue P.L.C...........................................   7,085  101,176
    Debenhams P.L.C...........................................  94,976  152,493
   *Dechra Pharmaceuticals P.L.C..............................   4,424   43,535
    Development Securities P.L.C..............................   5,838   15,473
   *Devro P.L.C...............................................  13,974   75,523
   *Dialight P.L.C............................................   1,708   30,159
   *Dignity P.L.C.............................................   4,072   75,338
    Diploma P.L.C.............................................  11,860  104,713
   *Dixons Retail P.L.C....................................... 392,004  171,011
   *Domino Printing Sciences P.L.C............................   7,966   83,210
   *Domino's Pizza Group P.L.C................................   4,910   40,070
   *Drax Group P.L.C..........................................  24,286  228,226
   *DS Smith P.L.C............................................  70,253  246,761
    E2V Technologies P.L.C....................................   8,031   14,369
   *easyJet P.L.C.............................................  10,455  154,270
   *Electrocomponents P.L.C...................................  49,099  189,713
   *Elementis P.L.C...........................................  41,083  137,544
   *EnQuest P.L.C.............................................  53,104  108,786
   *Enterprise Inns P.L.C.....................................  27,468   39,031
   *Essar Energy P.L.C........................................      19       39
   *Euromoney Institutional Investor P.L.C....................   4,036   56,992
   *Exillon Energy P.L.C......................................     423    1,083
   *F&C Asset Management P.L.C................................  30,246   50,615
   *Fenner P.L.C..............................................  18,028  108,429
   *Ferrexpo P.L.C............................................  14,004   56,503
   *Fidessa Group P.L.C.......................................   2,781   67,791
   *Filtrona P.L.C............................................  13,325  121,651
   *Findel P.L.C..............................................  40,971    4,964
   *Firstgroup P.L.C..........................................  38,971  119,753
   *Fortune Oil P.L.C.........................................  16,855    3,081
    Fuller Smith & Turner P.L.C. Series A.....................   3,070   37,072
   *Future P.L.C..............................................  13,448    4,312
   *Galliford Try P.L.C.......................................   3,169   41,343
    Games Workshop Group P.L.C................................     510    5,301
   *Gem Diamonds, Ltd.........................................   5,200   13,187
   *Genus P.L.C...............................................   4,391   98,875
   *Go-Ahead Group P.L.C......................................   4,167   86,294
    Greencore Group P.L.C.....................................  22,277   39,410
    Greene King P.L.C.........................................  16,409  173,484
   *Greggs P.L.C..............................................   6,400   48,507
    Halfords Group P.L.C......................................  18,086   97,720
   *Halma P.L.C...............................................  24,264  177,224
   *Hays P.L.C................................................  96,146  135,621
    Headlam Group P.L.C.......................................   3,793   20,992
    Helical Bar P.L.C.........................................   9,778   35,703
   *Henderson Group P.L.C.....................................  42,998  105,612
    Henry Boot P.L.C..........................................   3,595    8,740
   *Heritage Oil P.L.C........................................  10,769   34,059
    Hikma Pharmaceuticals P.L.C...............................   7,919  101,248
    Hill & Smith Holdings P.L.C...............................   7,437   55,183
   *Hiscox, Ltd...............................................  24,784  186,245

                                     1326

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
UNITED KINGDOM -- (Continued)
   *Hochschild Mining P.L.C....................................  8,970 $ 60,135
    Home Retail Group P.L.C.................................... 36,030   68,541
    Homeserve P.L.C............................................ 15,750   57,899
   *Howden Joinery Group P.L.C................................. 38,622  114,783
   *Hunting P.L.C.............................................. 10,454  140,485
    Huntsworth P.L.C...........................................  6,947    4,598
    Hyder Consulting P.L.C.....................................  2,034   15,242
   *ICAP P.L.C................................................. 11,306   58,468
   *IG Group Holdings P.L.C.................................... 23,010  163,213
   *Imagination Technologies Group P.L.C.......................  9,609   77,675
   *Inchcape P.L.C............................................. 24,576  184,412
   *Informa P.L.C.............................................. 32,634  247,804
   *Inmarsat P.L.C............................................. 17,911  183,116
   *Innovation Group P.L.C..................................... 50,130   19,468
    Intermediate Capital Group P.L.C...........................  5,754   32,252
   *International Ferro Metals, Ltd............................  5,038    1,077
    International Personal Finance P.L.C....................... 14,134   90,475
   *Interserve P.L.C...........................................  9,249   65,072
   *Invensys P.L.C............................................. 17,280   94,606
   *IP Group P.L.C............................................. 25,378   49,959
   *ITE Group P.L.C............................................ 16,350   66,361
   *James Fisher & Sons P.L.C..................................  3,436   44,392
   *Jardine Lloyd Thompson Group P.L.C......................... 10,042  125,027
    JD Sports Fashion P.L.C....................................    149    1,759
   *JD Wetherspoon P.L.C.......................................  7,000   56,807
   *JKX Oil & Gas P.L.C........................................  6,993    6,095
   *John Menzies P.L.C.........................................  3,000   33,005
   *John Wood Group P.L.C......................................  2,048   26,120
   *Johnston Press P.L.C....................................... 34,674    6,959
   *Jupiter Fund Management P.L.C.............................. 18,826   96,966
   *Kcom Group P.L.C........................................... 33,394   38,095
   *Keller Group P.L.C.........................................  3,959   45,248
   *Kier Group P.L.C...........................................  3,314   70,897
   *Kofax P.L.C................................................  4,824   23,320
   *Ladbrokes P.L.C............................................ 55,207  185,881
    Laird P.L.C................................................ 23,635   83,731
   *Lamprell P.L.C............................................. 11,550   23,640
    Lancashire Holdings, Ltd...................................  9,699  126,698
   *Lavendon Group P.L.C.......................................  4,142   11,505
   *Liontrust Asset Management P.L.C...........................  2,728    6,250
    London Stock Exchange Group P.L.C..........................    427    8,156
  #*Lonmin P.L.C............................................... 10,824   60,297
    Lookers P.L.C.............................................. 10,547   13,256
    Low & Bonar P.L.C..........................................  7,500    6,874
    Macfarlane Group P.L.C.....................................  6,000    2,667
   *Man Group P.L.C............................................ 69,833   97,796
    Management Consulting Group P.L.C.......................... 25,424   10,360
    Marshalls P.L.C............................................  7,675   13,316
    Marston's P.L.C............................................ 47,029   99,737
   *McBride P.L.C..............................................  6,500   13,790
    Mears Group P.L.C..........................................  3,804   22,029
   *Mecom Group P.L.C..........................................  3,550    5,160
    Meggitt P.L.C.............................................. 11,402   78,626
   *Melrose Industries P.L.C................................... 68,313  253,398
   *Michael Page International P.L.C........................... 24,143  155,898
   *Micro Focus International P.L.C............................  8,284   80,128
   *Millennium & Copthorne Hotels P.L.C........................ 11,633  100,110
   *Mitchells & Butlers P.L.C.................................. 13,334   70,344
   *Mitie Group P.L.C.......................................... 19,761   88,302
   *Mondi P.L.C................................................  2,246   26,610
   *Moneysupermarket.com Group P.L.C........................... 11,145   32,560

                                     1327

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                           SHARES  VALUE++
                                                           ------- --------
UNITED KINGDOM -- (Continued)
   *Morgan Crucible Co. P.L.C.............................  25,284 $111,311
    Morgan Sindall Group P.L.C............................   1,492   13,491
   *Mothercare P.L.C......................................   3,573   17,595
    N Brown Group P.L.C...................................   9,038   52,863
   *National Express Group P.L.C..........................  32,296  106,325
   *NCC Group P.L.C.......................................  12,054   26,755
    New World Resources P.L.C. Series A...................   1,390    6,386
    Northgate P.L.C.......................................   5,826   29,421
   *Novae Group P.L.C.....................................   1,085    7,298
   *Ocado Group P.L.C.....................................   7,579   12,722
   *Oxford Biomedica P.L.C................................  36,513    1,322
   *Oxford Instruments P.L.C..............................   4,604  119,804
    Pace P.L.C............................................  23,936   85,620
   *PayPoint P.L.C........................................   3,824   50,765
   *Pendragon P.L.C.......................................  43,739   14,471
   *Pennon Group P.L.C....................................  17,426  186,878
   *Persimmon P.L.C.......................................  23,193  310,034
   *Petra Diamonds, Ltd...................................  26,823   46,406
   *Petropavlovsk P.L.C...................................   9,472   52,221
   *Phoenix Group Holdings P.L.C..........................   1,073   10,913
   *Photo-Me International P.L.C..........................  11,000   11,467
   *Premier Farnell P.L.C.................................  28,280   94,986
   *Premier Foods P.L.C...................................   9,217   13,674
   *Premier Oil P.L.C.....................................  25,313  149,879
    Provident Financial P.L.C.............................   7,567  173,117
   *Puma Brandenburg, Ltd. Class A........................  11,089      903
   *Puma Brandenburg, Ltd. Class B........................  11,089      376
   *Punch Taverns P.L.C...................................  41,074    6,971
   *PZ Cussons P.L.C......................................  14,129   87,098
    Qinetiq Group P.L.C...................................  41,865  124,822
   *Quintain Estates & Development P.L.C..................   5,068    4,925
    Rathbone Brothers P.L.C...............................   3,114   66,101
   *Raven Russia, Ltd.....................................  14,635   14,726
   *Redrow P.L.C..........................................  14,965   44,213
   *Regus P.L.C...........................................  52,449   99,723
   *Renishaw P.L.C........................................   2,904   86,115
    Rentokil Initial P.L.C................................ 105,628  149,466
   *Restaurant Group P.L.C................................   8,784   52,407
    Ricardo P.L.C.........................................     432    2,791
   *Rightmove P.L.C.......................................   5,294  140,638
    RM P.L.C..............................................   5,970    7,155
   *Rotork P.L.C..........................................   5,316  223,250
    RPC Group P.L.C.......................................  12,134   82,604
   *RPS Group P.L.C.......................................  22,972   83,790
    Safestore Holdings P.L.C..............................   2,941    5,832
   *Salamander Energy P.L.C...............................  17,914   52,014
   *Savills P.L.C.........................................   8,558   67,185
   *SDL P.L.C.............................................   6,280   52,197
   *Senior P.L.C..........................................  24,951   79,603
   *Serco Group P.L.C.....................................   5,818   51,152
    Severfield-Rowen P.L.C................................   1,808    2,175
    Shanks Group P.L.C....................................  24,540   35,605
   *SIG P.L.C.............................................  42,547   89,073
   *Smiths News P.L.C.....................................  10,824   28,071
   *Soco International P.L.C..............................  14,452   87,605
   *Spectris P.L.C........................................   8,797  308,149
   *Speedy Hire P.L.C.....................................   3,396    2,069
   *Spirax-Sarco Engineering P.L.C........................   6,605  235,728
   *Spirent Communications P.L.C..........................  59,785  152,119
    Spirit Pub Co. P.L.C..................................  41,074   43,794
   *Sports Direct International P.L.C.....................   4,035   25,276

                                     1328

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
UNITED KINGDOM -- (Continued)
    St. Ives Group P.L.C..................................   3,000 $     5,576
    St. James's Place P.L.C...............................  12,336      90,403
   *St. Modwen Properties P.L.C...........................  17,250      64,773
   *Stagecoach Group P.L.C................................  26,797     130,147
   *Sthree P.L.C..........................................  10,382      55,280
   *SuperGroup P.L.C......................................       3          29
    Synergy Health P.L.C..................................   4,624      80,518
   *Synthomer P.L.C.......................................  17,421      54,129
    T. Clarke P.L.C.......................................   3,989       3,878
   *TalkTalk Telecom Group P.L.C..........................  17,917      67,170
   *Talvivaara Mining Co. P.L.C...........................   3,246       4,603
   *Taylor Wimpey P.L.C................................... 237,041     267,420
   *Ted Baker P.L.C.......................................   1,617      30,916
   *Telecity Group P.L.C..................................   3,805      51,117
   *Telecom Plus P.L.C....................................   3,672      56,377
   *Thomas Cook Group P.L.C...............................  22,031      23,546
    Topps Tiles P.L.C.....................................   5,775       5,009
   *Travis Perkins P.L.C..................................  15,705     301,031
   *Trinity Mirror P.L.C..................................  10,604      16,350
   *TT electronics P.L.C..................................   6,965      17,760
   *TUI Travel P.L.C......................................  15,419      71,027
   *Tullett Prebon P.L.C..................................  18,538      70,436
   *UBM P.L.C.............................................  16,744     199,447
   *Ultra Electronics Holdings P.L.C......................   4,303     112,220
   *Unite Group P.L.C.....................................  13,373      60,331
    United Drug P.L.C.....................................  18,534      80,726
    UTV Media P.L.C.......................................   2,430       5,552
   *Vectura Group P.L.C...................................  20,878      30,790
   *Vesuvius P.L.C........................................  19,194     110,150
   *Victrex P.L.C.........................................   5,558     134,960
   *Vitec Group P.L.C. (The)..............................   2,000      19,346
    Volex P.L.C...........................................   1,125       1,778
   *WH Smith P.LC.........................................   9,800     103,508
    William Hill P.L.C....................................  60,312     367,931
    Wilmington Group P.L.C................................   6,879      15,993
   *Wincanton P.L.C.......................................   5,790       6,251
   *Wolfson Microelectronics P.L.C........................   7,866      25,131
   *WS Atkins P.L.C.......................................   8,109     106,639
    Xaar P.L.C............................................   5,758      26,281
   *Xchanging P.L.C.......................................   4,936       9,510
                                                                   -----------
TOTAL UNITED KINGDOM......................................          20,333,605
                                                                   -----------
UNITED STATES -- (0.0%)
   *Biota Pharmaceuticals, Inc............................   1,152       4,550
                                                                   -----------
TOTAL COMMON STOCKS.......................................          94,603,248
                                                                   -----------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Yancoal Australia, Ltd. Contigent Value Rights........   2,290       5,899
                                                                   -----------
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR............................   3,842          --
   *Deceuninck NV STRIP VVPR..............................   5,200          --
   *Elia System Operator SA STRIP VVPR....................     248          --
   *Nyrstar NV STRIP VVPR.................................   1,442          --
   *Tessenderlo Chemie NV STRIP VVPR......................     284          --
                                                                   -----------
TOTAL BELGIUM.............................................                  --
                                                                   -----------
CANADA -- (0.0%)
   *Duluth Metals, Ltd. Warrants 01/18/13.................     433         195
                                                                   -----------

                                     1329

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

                                                         SHARES      VALUE++
                                                        ---------- ------------
SPAIN -- (0.0%)
   *Faes Farma SA Rights 01/09/13......................         39 $          2
   *Grupo Ezentis SA Rights 01/22/13...................     13,800          187
                                                                   ------------
TOTAL SPAIN............................................                     189
                                                                   ------------
SWEDEN -- (0.0%)
   *PA Resources AB Rights 01/23/13....................     54,600          945
                                                                   ------------
UNITED KINGDOM -- (0.0%)
   *Phoenix Group Holdings P.L.C. Rights 02/15/13......        209          464
                                                                   ------------
TOTAL RIGHTS/WARRANTS..................................                   7,692
                                                                   ------------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)      VALUE+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (12.2%)
(S)@DFA Short Term Investment Fund.....................  1,123,596   13,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $121,204) to be
     repurchased at $118,828........................... $      119      118,827
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              13,118,827
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $105,166,179)^^................................            $107,729,767
                                                                   ============

                                     1330

VA INTERNATIONAL SMALL PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ---------- ----------- ------- ------------
  Common Stocks
     Australia....................         -- $ 5,716,614   --    $  5,716,614
     Austria......................         --     969,474   --         969,474
     Belgium......................         --   1,337,904   --       1,337,904
     Canada....................... $9,302,229      93,128   --       9,395,357
     China........................      5,198      21,832   --          27,030
     Colombia.....................      1,107          --   --           1,107
     Denmark......................         --   1,306,203   --       1,306,203
     Finland......................         --   2,548,687   --       2,548,687
     France.......................         --   3,702,559   --       3,702,559
     Germany......................         --   4,766,078   --       4,766,078
     Greece.......................         --     745,229   --         745,229
     Hong Kong....................         --   2,561,474   --       2,561,474
     Ireland......................         --   1,086,421   --       1,086,421
     Israel.......................         --     648,255   --         648,255
     Italy........................         --   3,139,942   --       3,139,942
     Japan........................         --  20,093,377   --      20,093,377
     Netherlands..................         --   2,230,623   --       2,230,623
     New Zealand..................         --     936,194   --         936,194
     Norway.......................         38   1,048,330   --       1,048,368
     Portugal.....................         --     393,592   --         393,592
     Russia.......................         --      28,047   --          28,047
     Singapore....................         --   1,705,970   --       1,705,970
     Spain........................         --   1,962,801   --       1,962,801
     Sweden.......................         --   3,534,336   --       3,534,336
     Switzerland..................         --   4,379,451   --       4,379,451
     United Kingdom...............         --  20,333,605   --      20,333,605
     United States................      4,550          --   --           4,550
  Rights/Warrants
     Australia....................         --       5,899   --           5,899
     Belgium......................         --          --   --              --
     Canada.......................         --         195   --             195
     Spain........................         --         189   --             189
     Sweden.......................         --         945   --             945
     United Kingdom...............         --         464   --             464
  Securities Lending Collateral...         --  13,118,827   --      13,118,827
                                   ---------- -----------   --    ------------
  TOTAL........................... $9,313,122 $98,416,645   --    $107,729,767
                                   ========== ===========   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1331

                         VA SHORT-TERM FIXED PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                              FACE
                                                             AMOUNT   VALUE+
                                                             ------ -----------
                                                             (000)
AGENCY OBLIGATIONS -- (23.4%)
Federal Home Loan Bank
      4.000%, 09/06/13...................................... $1,300 $ 1,329,706
      0.340%, 12/18/13......................................  1,800   1,802,533
      2.375%, 03/14/14......................................  3,000   3,072,981
Federal Home Loan Mortgage Corporation
      0.375%, 10/30/13......................................  6,800   6,809,391
      0.375%, 11/27/13......................................  5,800   5,809,286
      0.625%, 12/23/13......................................  2,000   2,007,412
Federal National Mortgage Association
      1.125%, 09/30/13......................................    600     603,760
      2.875%, 12/11/13......................................  1,900   1,944,536
      0.750%, 12/18/13......................................  2,100   2,111,084
      2.750%, 03/13/14......................................  1,000   1,028,452
                                                                    -----------
TOTAL AGENCY OBLIGATIONS....................................         26,519,141
                                                                    -----------
BONDS -- (72.8%)
Agence Francaise de Developpement
      1.250%, 06/09/14......................................  2,600   2,625,845
Australia & New Zealand Banking Group, Ltd.
      2.125%, 09/19/14......................................    834     852,615
Australia & New Zealand Banking Group, Ltd. Floating Rate
  Note
(r)   0.551%, 01/29/15......................................  1,500   1,499,415
Bank Nederlandse Gemeenten NV
      1.500%, 03/28/14......................................    500     505,596
      5.000%, 05/16/14......................................    500     527,900
      3.125%, 01/12/15......................................  1,000   1,053,697
Bank of New York Mellon Corp. (The) Floating Rate Note
(r)   0.593%, 01/31/14......................................  1,175   1,177,659
Bank of Nova Scotia
      2.375%, 12/17/13......................................  2,500   2,544,890
Berkshire Hathaway Finance Corp.
      1.500%, 01/10/14......................................    300     303,293
Caisse d'Amortissement de la Dette Sociale
      3.500%, 07/01/14......................................    500     520,954
      1.250%, 07/11/14......................................  2,000   2,023,200
Commonwealth Bank of Australia
      3.750%, 10/15/14......................................  1,800   1,888,020

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
Commonwealth Bank of Australia Floating Rate Note
(r)   1.553%, 01/17/14....................................... $1,000 $1,009,013
Council of Europe Development Bank
      4.500%, 06/30/14.......................................    500    528,130
European Investment Bank
      1.250%, 02/14/14.......................................  1,000  1,009,160
      3.000%, 04/08/14.......................................    500    515,560
      4.750%, 10/15/14.......................................  1,000  1,072,944
General Electric Capital Corp.
      5.900%, 05/13/14.......................................    250    266,997
      5.500%, 06/04/14.......................................    700    745,673
      2.150%, 01/09/15.......................................  1,250  1,284,886
General Electric Capital Corp. Floating Rate Note
(r)   0.568%, 09/15/14.......................................    900    899,737
JPMorgan Chase & Co.
      1.650%, 09/30/13.......................................  2,100  2,117,705
JPMorgan Chase & Co. Floating Rate Note
(r)   1.102%, 01/24/14.......................................    800    805,856
Kingdom of Sweden
      1.000%, 06/03/14.......................................  1,000  1,010,000
Kommunalbanken AS
      1.000%, 06/16/14.......................................  1,000  1,008,640
      2.875%, 10/27/14.......................................    500    521,160
Kommunekredit
      0.750%, 09/02/14.......................................  1,000  1,005,047
Kreditanstalt fur Wiederaufbau
      1.375%, 01/13/14.......................................  1,000  1,010,130
      3.500%, 03/10/14.......................................    500    517,435
      1.000%, 01/12/15.......................................  1,000  1,011,680
Landwirtschaftliche Rentenbank
      3.250%, 03/15/13.......................................  1,000  1,003,340
      2.250%, 03/11/14.......................................    400    408,240
Manitoba, Province of Canada
      1.375%, 04/28/14.......................................  1,200  1,215,324
National Australia Bank, Ltd. Floating Rate Note
(r)   1.502%, 01/30/14.......................................  1,000  1,011,613
(r)   1.460%, 02/14/14.......................................  2,000  2,022,598
Nederlandse Waterschapsbank NV
      1.375%, 05/16/14.......................................  1,800  1,820,916

                                     1332

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
      1.250%, 10/20/14....................................... $1,450 $1,467,762
Nordea Bank Finland P.L.C. Floating Rate Note
(r)   1.185%, 04/09/14.......................................  2,500  2,523,368
Nordic Investment Bank
      2.625%, 10/06/14.......................................    600    623,280
NRW.Bank Floating Rate Note
(r)   0.631%, 12/01/14.......................................  1,000  1,002,287
Oesterreichische Kontrollbank AG
      1.375%, 01/21/14.......................................  2,000  2,021,294
Ontario, Province of Canada
      1.375%, 01/27/14.......................................  1,500  1,515,255
      4.100%, 06/16/14.......................................  1,100  1,155,997
Private Export Funding Corp.
      3.550%, 04/15/13.......................................  2,500  2,517,510
Quebec, Province of Canada
      4.875%, 05/05/14.......................................  2,000  2,112,660
Rabobank Nederland NV
      1.875%, 12/15/14.......................................  2,100  2,140,614
Rabobank Nederland NV Floating Rate Note
(r)   0.653%, 01/17/14.......................................  1,000  1,002,727
Royal Bank of Canada
      1.125%, 01/15/14.......................................    300    302,233
      1.450%, 10/30/14.......................................  2,600  2,643,092
Royal Bank of Canada Floating Rate Note
(r)   0.535%, 01/06/15.......................................    300    300,173
Sanofi-Aventis SA
      1.625%, 03/28/14.......................................  1,500  1,521,356
Societe Financement de l'Economie Francaise
      2.875%, 09/22/14.......................................  1,000  1,038,964
State of North Rhine-Westphalia
      1.625%, 09/17/14.......................................    500    507,460
Svensk Exportkredit AB
      3.250%, 09/16/14.......................................    800    836,320
Svensk Exportkredit AB Floating Rate Note
(r)   0.460%, 03/23/14.......................................  1,000    999,097
Svenska Handelsbanken Floating Rate Note
(r)   0.811%, 08/30/13.......................................    500    501,576
(r)   0.592%, 01/16/15.......................................  1,000    999,617
Toronto-Dominion Bank (The)
      1.375%, 07/14/14.......................................    800    810,042

                                                             FACE
                                                            AMOUNT    VALUE+
                                                           -------- -----------
                                                            (000)
Toronto-Dominion Bank (The) Floating Rate Note
(r)   0.605%, 07/14/14.................................... $  1,500 $ 1,505,193
Total Capital Canada, Ltd. Floating Rate Note
(r)   0.400%, 05/13/13....................................    1,700   1,700,330
(r)   0.683%, 01/17/14....................................    1,200   1,205,029
Toyota Motor Credit Corp.
      1.375%, 08/12/13....................................    2,000   2,011,270
Toyota Motor Credit Corp. Floating Rate Note
(r)   0.703%, 01/17/14....................................      500     501,836
(r)   0.481%, 12/05/14....................................      400     400,296
US Bancorp
      2.875%, 11/20/14....................................    2,000   2,081,684
Wal-Mart Stores, Inc.
      4.250%, 04/15/13....................................      400     403,060
      4.550%, 05/01/13....................................    1,500   1,515,022
      7.250%, 06/01/13....................................    1,000   1,021,461
Westpac Banking Corp.
      2.100%, 08/02/13....................................      500     504,396
Westpac Banking Corp. Floating Rate Note
(r)   1.041%, 12/09/13....................................      500     503,030
(r)   1.260%, 02/14/14....................................    1,500   1,510,515
                                                                    -----------
TOTAL BONDS...............................................           82,750,674
                                                                    -----------
COMMERCIAL PAPER -- (3.6%)
Banque et Caisse d'Epargne de l'Etat
      0.250%, 04/09/13....................................      700     699,692
Caisse des Depots et Consignations
      0.280%, 03/28/13....................................    1,000     999,671
Standard Chartered Bank
      0.250%, 04/03/13....................................    1,000     999,617
      0.230%, 04/10/13....................................      500     499,778
      0.230%, 05/01/13....................................      900     899,482
                                                                    -----------
TOTAL COMMERCIAL PAPER....................................            4,098,240
                                                                    -----------

                                                            SHARES
                                                           --------
TEMPORARY CASH INVESTMENTS -- (0.2%)
      BlackRock Liquidity Funds TempCash Portfolio -
        Institutional Shares..............................  239,906     239,906
                                                                    -----------

                                     1333

VA SHORT-TERM FIXED PORTFOLIO
CONTINUED


                                                                      VALUE+
TOTAL INVESTMENTS -- (100.0%)
(Cost $113,333,051)^^............................................. $113,607,961
                                                                   ============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------
                                 LEVEL 1    LEVEL 2    LEVEL 3    TOTAL
                                 -------- ------------ ------- ------------
     Agency Obligations.........       -- $ 26,519,141   --    $ 26,519,141
     Bonds......................       --   82,750,674   --      82,750,674
     Commercial Paper...........       --    4,098,240   --       4,098,240
     Temporary Cash Investments. $239,906           --   --         239,906
                                 -------- ------------   --    ------------
     TOTAL...................... $239,906 $113,368,055   --    $113,607,961
                                 ======== ============   ==    ============

              See accompanying Notes to Schedules of Investments.

                                     1334

                           VA GLOBAL BOND PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (84.9%)
AUSTRALIA -- (2.2%)
Commonwealth Bank of Australia
(u)   1.900%, 09/18/17.....................................    590  $   599,379
Westpac Banking Corp.
(u)   2.000%, 08/14/17.....................................  3,000    3,070,416
                                                                    -----------
TOTAL AUSTRALIA............................................           3,669,795
                                                                    -----------
AUSTRIA -- (2.5%)
Oesterreichische Kontrollbank AG
(u)   2.000%, 06/03/16.....................................  1,000    1,038,700
Republic of Austria
      4.300%, 09/15/17.....................................  1,900    2,969,933
                                                                    -----------
TOTAL AUSTRIA..............................................           4,008,633
                                                                    -----------
BELGIUM -- (1.0%)
Belgium Kingdom
      5.500%, 09/28/17.....................................  1,000    1,625,032
                                                                    -----------
CANADA -- (12.0%)
Bank of Nova Scotia
(u)   2.550%, 01/12/17.....................................  4,000    4,183,068
British Columbia, Province of Canada
(u)   1.200%, 04/25/17.....................................  3,100    3,088,353
Manitoba, Province of Canada
(u)   1.300%, 04/03/17.....................................  1,000    1,019,200
Ontario, Province of Canada
(u)   1.600%, 09/21/16.....................................  2,700    2,780,633
(u)   1.100%, 10/25/17.....................................  1,300    1,295,460
Royal Bank of Canada
(u)   2.875%, 04/19/16.....................................    700      737,044
(u)   1.500%, 01/16/18.....................................  2,700    2,698,569
Toronto-Dominion Bank (The)
(u)   2.500%, 07/14/16.....................................  1,000    1,046,322
(u)   2.375%, 10/19/16.....................................  2,500    2,611,322
                                                                    -----------
TOTAL CANADA...............................................          19,459,971
                                                                    -----------
DENMARK -- (2.6%)
Kingdom of Denmark
      4.000%, 11/15/17..................................... 20,000    4,199,319
                                                                    -----------
FINLAND -- (4.8%)
Municipality Finance P.L.C.
(u)   2.375%, 05/16/16.....................................  2,500    2,618,105
(u)   1.625%, 04/25/17.....................................  1,000    1,022,334

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FINLAND -- (Continued)
Republic of Finland
      1.875%, 04/15/17.....................................  2,900  $ 4,117,682
                                                                    -----------
TOTAL FINLAND..............................................           7,758,121
                                                                    -----------
FRANCE -- (5.8%)
Caisse d'Amortissement de la Dette Sociale SA
(g)   2.250%, 12/07/15.....................................  2,000    3,280,531
France, Government of
      4.250%, 10/25/17.....................................  2,500    3,889,394
Total Capital International SA
(u)   1.550%, 06/28/17.....................................  2,300    2,316,420
                                                                    -----------
TOTAL FRANCE...............................................           9,486,345
                                                                    -----------
GERMANY -- (7.0%)
Bundesobligation
      0.500%, 10/13/17.....................................  1,000    1,346,726
Kreditanstalt fur Wiederaufbau
(g)   3.750%, 09/07/16.....................................    500      870,463
      4.125%, 07/04/17.....................................  1,800    2,784,282
      0.875%, 10/13/17.....................................    500      676,771
Landeskreditbank Baden-Wuerttemberg Foerderbank
(u)   2.250%, 07/15/16.....................................  2,300    2,398,900
Landwirtschaftliche Rentenbank
(u)   2.125%, 07/15/16.....................................  1,500    1,570,500
(g)   3.250%, 12/07/16.....................................  1,000    1,725,337
                                                                    -----------
TOTAL GERMANY..............................................          11,372,979
                                                                    -----------
JAPAN -- (2.0%)
Development Bank of Japan, Inc.
(u)   5.125%, 02/01/17.....................................  1,000    1,156,600
Japan Finance Corp.
(u)   2.250%, 07/13/16.....................................  2,000    2,103,470
                                                                    -----------
TOTAL JAPAN................................................           3,260,070
                                                                    -----------
NETHERLANDS -- (8.7%)
Bank Nederlandse Gemeenten NV
(u)   5.250%, 01/31/17.....................................    800      926,624
(u)   1.375%, 09/27/17.....................................  2,100    2,106,678

                                     1335

VA GLOBAL BOND PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
NETHERLANDS -- (Continued)
Nederlandse Waterschapsbank NV
(u)   2.125%, 06/16/16.....................................  2,900  $ 3,006,720
      3.000%, 07/12/16.....................................    500      725,947
Netherlands Government
      4.500%, 07/15/17.....................................  2,400    3,772,923
Rabobank Nederland NV
(g)   4.000%, 09/10/15.....................................  1,500    2,535,284
(u)   3.375%, 01/19/17.....................................  1,000    1,073,658
                                                                    -----------
TOTAL NETHERLANDS..........................................          14,147,834
                                                                    -----------
NORWAY -- (1.2%)
Kommunalbanken AS
(u)   1.375%, 06/08/17.....................................  1,000    1,014,200
(u)   1.000%, 09/26/17.....................................    900      894,240
                                                                    -----------
TOTAL NORWAY...............................................           1,908,440
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (7.2%)
Council of Europe Development Bank
(u)   1.250%, 09/22/16.....................................    500      507,350
(u)   1.500%, 02/22/17.....................................  3,500    3,577,700
European Financial Stability Facility
(e)   2.750%, 12/05/16.....................................  1,000    1,447,813
(e)   1.625%, 09/15/17.....................................  1,800    2,483,618
European Investment Bank
(e)   3.125%, 03/03/17.....................................  2,500    3,695,366
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          11,711,847
                                                                    -----------
SWEDEN -- (5.5%)
Kommuninvest I Sverige AB
(u)   1.625%, 02/13/17.....................................  3,000    3,079,200
(u)   1.000%, 10/24/17.....................................    900      893,956
Nordea Bank AB
      3.750%, 02/24/17.....................................  1,000    1,473,747
Svensk Exportkredit AB
(u)   1.750%, 05/30/17.....................................  3,400    3,494,860
                                                                    -----------
TOTAL SWEDEN...............................................           8,941,763
                                                                    -----------
UNITED KINGDOM -- (3.9%)
Barclays Bank P.L.C.
      1.500%, 04/04/17.....................................  1,000    1,617,554

                                                            FACE
                                                           AMOUNT^    VALUE+
                                                           ------- ------------
                                                            (000)
UNITED KINGDOM -- (Continued)
Lloyds TSB Bank P.L.C.
      1.500%, 05/02/17....................................    500  $    808,666
United Kingdom Gilt
      1.000%, 09/07/17....................................  2,500     3,967,005
                                                                   ------------
TOTAL UNITED KINGDOM......................................            6,393,225
                                                                   ------------
UNITED STATES -- (18.5%)
3M Co.
      1.375%, 09/29/16.................................... $2,934     2,986,683
      1.000%, 06/26/17....................................  1,000       997,344
Bank of New York Mellon Corp. (The)
      2.300%, 07/28/16....................................  1,600     1,666,278
Berkshire Hathaway Finance Corp.
      1.600%, 05/15/17....................................  1,200     1,212,322
Berkshire Hathaway, Inc.
      2.200%, 08/15/16....................................  1,800     1,878,898
      1.900%, 01/31/17....................................    900       920,840
Chevron Corp.
      1.104%, 12/05/17....................................  2,800     2,798,939
Colgate-Palmolive Co.
      1.300%, 01/15/17....................................    600       607,363
General Electric Capital Corp.
      2.950%, 05/09/16....................................    500       528,160
      5.625%, 09/15/17....................................  2,500     2,928,275
Google, Inc.
      2.125%, 05/19/16....................................  2,780     2,903,568
International Business Machines Corp.
      5.700%, 09/14/17....................................  1,300     1,558,773
Johnson & Johnson
      2.150%, 05/15/16....................................  3,000     3,145,293
Procter & Gamble Co. (The)
      1.450%, 08/15/16....................................  1,000     1,020,668
Toyota Motor Credit Corp.
      2.800%, 01/11/16....................................  3,000     3,158,916
      1.750%, 05/22/17....................................    500       509,960
Wal-Mart Stores, Inc.
      5.375%, 04/05/17....................................  1,000     1,174,426
                                                                   ------------
TOTAL UNITED STATES.......................................           29,996,706
                                                                   ------------
TOTAL BONDS...............................................          137,940,080
                                                                   ------------

                                     1336

VA GLOBAL BOND PORTFOLIO
CONTINUED



                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
AGENCY OBLIGATIONS -- (5.0%)
Federal Home Loan Mortgage Corporation
      1.250%, 05/12/17....................................... $1,700 $1,729,900
      1.000%, 07/28/17.......................................  3,000  3,013,545
      1.000%, 09/29/17.......................................    500    502,386
Federal National Mortgage Association
      1.250%, 01/30/17.......................................  1,700  1,733,495
      5.375%, 06/12/17.......................................  1,000  1,192,892
                                                                     ----------
TOTAL AGENCY OBLIGATIONS.....................................         8,172,218
                                                                     ----------

                                                         SHARES/
                                                          FACE
                                                         AMOUNT
                                                          (000)       VALUE+
                                                        ---------- ------------
SECURITIES LENDING COLLATERAL -- (10.1%)
(S)@ DFA Short Term Investment Fund....................  1,382,887 $ 16,000,000
@    Repurchase Agreement, Deutsche Bank Securities,
       Inc. 0.17%, 02/01/13 (Collateralized by FNMA
       3.500%, 11/01/42, valued at $310,468) to be
       repurchased at $304,381......................... $      304      304,380
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL....................              16,304,380
                                                                   ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $159,268,880)^^................................            $162,416,678
                                                                   ============

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ------------------------------------------
                                  LEVEL 1    LEVEL 2    LEVEL 3     TOTAL
                                  ------- ------------  ------- ------------
  Bonds
     Australia...................   --    $  3,669,795    --    $  3,669,795
     Austria.....................   --       4,008,633    --       4,008,633
     Belgium.....................   --       1,625,032    --       1,625,032
     Canada......................   --      19,459,971    --      19,459,971
     Denmark.....................   --       4,199,319    --       4,199,319
     Finland.....................   --       7,758,121    --       7,758,121
     France......................   --       9,486,345    --       9,486,345
     Germany.....................   --      11,372,979    --      11,372,979
     Japan.......................   --       3,260,070    --       3,260,070
     Netherlands.................   --      14,147,834    --      14,147,834
     Norway......................   --       1,908,440    --       1,908,440
     Supranational Organization
       Obligations...............   --      11,711,847    --      11,711,847
     Sweden......................   --       8,941,763    --       8,941,763
     United Kingdom..............   --       6,393,225    --       6,393,225
     United States...............   --      29,996,706    --      29,996,706
  Agency Obligations.............   --       8,172,218    --       8,172,218
  Securities Lending Collateral..   --      16,304,380    --      16,304,380
  Forward Currency Contracts**...   --      (1,013,954)   --      (1,013,954)
                                    --    ------------    --    ------------
  TOTAL..........................   --    $161,402,724    --    $161,402,724
                                    ==    ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                                     1337

                        U.S. LARGE CAP GROWTH PORTFOLIO

                               JANUARY 31, 2013
                                  (UNAUDITED)

Summary Schedule of Portfolio Holdings

                                                                SHARES  VALUE+
                                                                ------ --------
COMMON STOCKS -- (92.9%)
Consumer Discretionary -- (20.1%)
   *Advance Auto Parts, Inc....................................    522 $ 38,377
   *Amazon.com, Inc............................................    442  117,351
   *American Eagle Outfitters, Inc.............................    705   14,248
   *AutoNation, Inc............................................    254   12,319
   *BorgWarner, Inc............................................    572   42,431
   *Charter Communications, Inc. Class A.......................    544   42,416
   *Chico's FAS, Inc...........................................    587   10,525
   *Chipotle Mexican Grill, Inc................................     70   21,491
   *Cinemark Holdings, Inc.....................................    475   13,367
   *Coach, Inc.................................................    751   38,301
   *Darden Restaurants, Inc....................................    804   37,386
   *Dick's Sporting Goods, Inc.................................    350   16,656
   *DISH Network Corp. Class A.................................    569   21,207
   *Dollar General Corp........................................    475   21,954
   *DSW, Inc. Class A..........................................    152   10,173
   *Family Dollar Stores, Inc..................................    731   41,448
   *Ford Motor Co.............................................. 17,360  224,812
   *Fossil, Inc................................................    213   22,489
    Gap, Inc. (The)............................................  1,132   36,994
   *Genuine Parts Co...........................................    758   51,567
   *GNC Holdings, Inc. Class A.................................    357   12,831
   *Goodyear Tire & Rubber Co. (The)...........................  1,772   24,383
   *H&R Block, Inc.............................................  1,694   38,572
   *Hanesbrands, Inc...........................................    612   22,938
   *Harley-Davidson, Inc.......................................  1,012   53,049
   *Hasbro, Inc................................................  1,110   41,481
   *Home Depot, Inc. (The).....................................  3,651  244,325
   *HSN, Inc...................................................    193   11,503
   *International Game Technology..............................  3,022   46,448
   *Lamar Advertising Co. Class A..............................    280   11,939
   *Las Vegas Sands Corp.......................................    361   19,945
   *Lowe's Cos., Inc...........................................  2,586   98,759
   *Lululemon Athletica, Inc...................................    955   65,895
   *Mattel, Inc................................................  1,435   53,999
   *McDonald's Corp............................................  3,677  350,381
   *McGraw-Hill Cos., Inc. (The)...............................    916   52,688
   *Newell Rubbermaid, Inc.....................................  1,033   24,255
   *NIKE, Inc. Class B.........................................    646   34,916
   *Nordstrom, Inc.............................................  1,710   94,443
   *Omnicom Group, Inc.........................................    968   52,543
   *O'Reilly Automotive, Inc...................................    560   51,884
   *Panera Bread Co. Class A...................................     99   15,821
   *PetSmart, Inc..............................................    841   55,010
   *Polaris Industries, Inc....................................    522   45,461
   *Priceline.com, Inc.........................................     89   61,007
   *Ralph Lauren Corp..........................................    107   17,813
   *Scripps Networks Interactive, Inc. Class A.................    904   55,840
   *Starbucks Corp.............................................  1,816  101,914
   *Starwood Hotels & Resorts Worldwide, Inc...................    877   53,857
   *Tiffany & Co...............................................    481   31,626
   *TJX Cos., Inc. (The).......................................  2,671  120,676
   *Tractor Supply Co..........................................    264   27,369
   *TripAdvisor, Inc...........................................    454   21,011
   *Tupperware Brands Corp.....................................    323   24,613
   *Ulta Salon Cosmetics & Fragrance, Inc......................    230   22,499
   *Urban Outfitters, Inc......................................    255   10,911
   *Viacom, Inc. Class B.......................................  1,609   97,103

                                     1338

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
   *Virgin Media, Inc........................................ 2,294  $   90,361
   *Williams-Sonoma, Inc.....................................   838      36,872
   *Wynn Resorts, Ltd........................................   860     107,689
   *Yum! Brands, Inc......................................... 1,401      90,981
                                                                     ----------
Total Consumer Discretionary.................................         3,331,123
                                                                     ----------
Consumer Staples -- (15.9%)
    Altria Group, Inc........................................ 5,721     192,683
   *Avon Products, Inc....................................... 2,646      44,929
   *Brown-Forman Corp. Class B...............................   158      10,223
   *Campbell Soup Co......................................... 2,539      93,207
   *Clorox Co. (The)......................................... 1,096      85,937
   *Coca-Cola Co. (The)...................................... 3,623     134,921
   *Colgate-Palmolive Co..................................... 1,731     185,857
   *Dean Foods Co............................................ 1,340      24,535
   *Dr. Pepper Snapple Group, Inc............................ 1,779      80,180
   *Estee Lauder Cos., Inc. Class A (The)....................   796      48,500
   *General Mills, Inc....................................... 1,446      60,645
   *H.J. Heinz Co............................................   783      47,473
   *Hershey Co. (The)........................................   566      44,969
   *Hillshire Brands Co......................................   763      23,638
   *Hormel Foods Corp........................................   869      30,076
   *Kellogg Co...............................................   778      45,513
   *Kimberly-Clark Corp...................................... 1,433     128,268
   *Kroger Co. (The)......................................... 2,203      61,023
    McCormick & Co., Inc. Non-Voting.........................   215      13,405
   *PepsiCo, Inc............................................. 3,777     275,154
    Philip Morris International, Inc......................... 6,119     539,451
   *Reynolds American, Inc...................................   593      26,080
   *Sysco Corp............................................... 1,974      62,714
   *Wal-Mart Stores, Inc..................................... 5,305     371,085
   *Whole Foods Market, Inc..................................   146      14,052
                                                                     ----------
Total Consumer Staples.......................................         2,644,518
                                                                     ----------
Energy -- (1.3%)
   *Continental Resources, Inc...............................   133      11,055
   *Core Laboratories NV.....................................   399      50,928
   *Dresser-Rand Group, Inc..................................   269      16,422
   *FMC Technologies, Inc....................................   424      20,076
   *Oasis Petroleum, Inc.....................................   328      11,769
   *Oceaneering International, Inc...........................   385      24,336
   *Southwestern Energy Co................................... 1,449      49,701
   *Williams Cos., Inc. (The)................................ 1,106      38,765
                                                                     ----------
Total Energy.................................................           223,052
                                                                     ----------
Financials -- (2.7%)
   *American Express Co...................................... 3,689     216,950
   *CBRE Group, Inc. Class A.................................   628      13,552
   *Eaton Vance Corp.........................................   715      25,883
   *Franklin Resources, Inc..................................   363      49,687
   *Moody's Corp............................................. 1,905     104,432
   *T. Rowe Price Group, Inc.................................   226      16,148
   *Waddell & Reed Financial, Inc............................   669      26,559
                                                                     ----------
Total Financials.............................................           453,211
                                                                     ----------
Health Care -- (11.9%)
   *Abbott Laboratories...................................... 3,231     109,466
   *AbbVie, Inc.............................................. 3,231     118,545
   *Allergan, Inc............................................   275      28,878
   *AmerisourceBergen Corp................................... 1,053      47,775

                                     1339

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Health Care -- (Continued)
   *Bard (C.R.), Inc.........................................   402  $   41,032
   *Baxter International, Inc................................ 1,342      91,041
   *Becton Dickinson & Co....................................   700      58,828
   *Biogen Idec, Inc.........................................   274      42,766
   *Bristol-Myers Squibb Co.................................. 2,964     107,119
   *DaVita HealthCare Partners, Inc..........................   815      94,059
   *Eli Lilly & Co........................................... 2,550     136,910
   *Gilead Sciences, Inc..................................... 3,700     145,965
   *IDEXX Laboratories, Inc..................................   195      18,566
   *Johnson & Johnson........................................ 6,767     500,217
   *Laboratory Corp. of America Holdings.....................   462      41,349
   *McKesson Corp............................................   528      55,561
   *Medtronic, Inc........................................... 2,262     105,409
   *Mettler Toledo International, Inc........................   240      51,007
   *Mylan, Inc............................................... 3,379      95,524
   *Perrigo Co...............................................   167      16,785
   *Regeneron Pharmaceuticals, Inc...........................    69      12,002
   *Varian Medical Systems, Inc..............................   395      27,907
   *Waters Corp..............................................   369      33,789
                                                                     ----------
Total Health Care............................................         1,980,500
                                                                     ----------
Industrials -- (14.6%)
   *3M Co.................................................... 1,884     189,436
   *Armstrong World Industries, Inc..........................   100       5,499
   *Babcock & Wilcox Co. (The)...............................   581      15,478
   *Boeing Co. (The)......................................... 2,355     173,964
   *C.H. Robinson Worldwide, Inc............................. 1,262      83,481
   *Caterpillar, Inc......................................... 2,925     287,791
   *Copart, Inc..............................................   903      32,427
   *Cummins, Inc.............................................   441      50,640
    Deere & Co............................................... 1,350     126,981
   *Donaldson Co., Inc.......................................   606      22,792
   *Emerson Electric Co...................................... 2,652     151,827
   *Fastenal Co..............................................   500      24,840
    Flowserve Corp...........................................   244      38,252
   *Fluor Corp...............................................   595      38,574
   *Graco, Inc...............................................   377      21,564
   *Honeywell International, Inc............................. 1,423      97,106
   *Hubbell, Inc. Class B....................................   185      16,844
   *Illinois Tool Works, Inc.................................   933      58,620
   *J.B. Hunt Transport Services, Inc........................   856      57,583
   *Joy Global, Inc..........................................   830      52,431
   *Lincoln Electric Holdings, Inc...........................   271      14,615
   *MSC Industrial Direct Co., Inc. Class A..................   165      13,055
   *Nordson Corp.............................................   512      34,621
   *Old Dominion Freight Line, Inc...........................   200       7,456
   *PACCAR, Inc..............................................   819      38,542
   *Parker Hannifin Corp.....................................   308      28,635
   *Robert Half International, Inc...........................   490      17,268
   *Rockwell Automation, Inc................................. 1,191     106,225
   *Rockwell Collins, Inc.................................... 1,082      63,708
   *Rollins, Inc............................................. 1,057      26,129
   *TransDigm Group, Inc.....................................    90      12,190
   *United Parcel Service, Inc. Class B...................... 2,650     210,118
   *United Technologies Corp................................. 2,087     182,759
   *Verisk Analytics, Inc. Class A........................... 1,426      78,658
   *W.W. Grainger, Inc.......................................   103      22,435
   *WABCO Holdings, Inc......................................   394      24,688
                                                                     ----------
Total Industrials............................................         2,427,232
                                                                     ----------

                                     1340

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (19.2%)
   *Accenture P.L.C. Class A.................................  2,360 $  169,660
   *Alliance Data Systems Corp...............................    371     58,470
   *Amphenol Corp. Class A...................................    283     19,122
   *Apple, Inc...............................................    874    397,941
   *Automatic Data Processing, Inc...........................    431     25,554
   *Avago Technologies, Ltd..................................  1,015     36,307
   *BMC Software, Inc........................................  1,213     50,400
   *Broadridge Financial Solutions, Inc......................    438     10,324
   *Cadence Design Systems, Inc..............................    800     11,144
   *Cognizant Technology Solutions Corp. Class A.............    270     21,109
   *F5 Networks, Inc.........................................    141     14,788
   *FactSet Research Systems, Inc............................    279     25,813
   *Fiserv, Inc..............................................    652     52,362
   *Gartner Group, Inc.......................................    579     29,824
   *Global Payments, Inc.....................................    674     33,201
   *Harris Corp..............................................  1,174     54,239
   *International Business Machines Corp.....................  3,055    620,379
   *Intuit, Inc..............................................    687     42,855
   *Linear Technology Corp...................................  1,978     72,434
   *MasterCard, Inc. Class A.................................    393    203,731
   *Microsoft Corp........................................... 13,542    371,999
   *Motorola Solutions, Inc..................................    903     52,726
   *NCR Corp.................................................  1,367     37,962
   *NeuStar, Inc. Class A....................................    200      9,028
   *Oracle Corp..............................................  8,036    285,358
   *Paychex, Inc.............................................  3,109    101,447
   *Rackspace Hosting, Inc...................................    669     50,409
   *Seagate Technology.......................................  3,241    110,129
   *SolarWinds, Inc..........................................    185     10,068
   *Solera Holdings, Inc.....................................    186     10,195
   *Teradata Corp............................................    300     19,998
   *Texas Instruments, Inc...................................  2,737     90,540
   *Total System Services, Inc...............................    670     15,578
   *Western Union Co. (The)..................................  3,619     51,498
   *WEX, Inc.................................................    287     22,561
                                                                     ----------
Total Information Technology.................................         3,189,153
                                                                     ----------
Materials -- (6.3%)
   *Air Products & Chemicals, Inc............................    476     41,617
   *Albemarle Corp...........................................    288     17,657
   *Ball Corp................................................  1,315     58,544
   *Celanese Corp. Class A...................................  1,185     55,553
   *E.I. du Pont de Nemours & Co.............................  3,855    182,920
   *Eastman Chemical Co......................................  1,311     93,278
    FMC Corp.................................................  1,020     62,699
   *International Flavors & Fragrances, Inc..................    290     20,425
   *Monsanto Co..............................................    951     96,384
   *NewMarket Corp...........................................     85     21,689
   *Packaging Corp. of America...............................    729     28,015
   *PPG Industries, Inc......................................    562     77,483
   *Praxair, Inc.............................................  1,088    120,083
   *Sherwin-Williams Co. (The)...............................    321     52,047
   *Sigma-Aldrich Corp.......................................    588     45,470
   *Silgan Holdings, Inc.....................................    613     26,298
   *Southern Copper Corp.....................................    451     17,765
   *Valspar Corp.............................................    300     19,884
                                                                     ----------
Total Materials..............................................         1,037,811
                                                                     ----------
Telecommunication Services -- (0.7%)
   *Level 3 Communications, Inc..............................    462     11,005
   *SBA Communications Corp..................................  1,080     75,233

                                     1341

U.S. LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Telecommunication Services -- (Continued)
   *tw telecom, Inc......................................       997 $    27,547
                                                                    -----------
Total Telecommunication Services.........................               113,785
                                                                    -----------
Utilities -- (0.2%)
   *ONEOK, Inc...........................................       868      40,805
                                                                    -----------
TOTAL COMMON STOCKS......................................            15,441,190
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (7.1%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares............................... 1,174,278   1,174,278
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,074,721)^^...................................           $16,615,468
                                                                    ===========

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------
                                    LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                  ----------- ------- ------- -----------
       Common Stocks
          Consumer Discretionary. $ 3,331,123   --      --    $ 3,331,123
          Consumer Staples.......   2,644,518   --      --      2,644,518
          Energy.................     223,052   --      --        223,052
          Financials.............     453,211   --      --        453,211
          Health Care............   1,980,500   --      --      1,980,500
          Industrials............   2,427,232   --      --      2,427,232
          Information Technology.   3,189,153   --      --      3,189,153
          Materials..............   1,037,811   --      --      1,037,811
          Telecommunication
            Services.............     113,785   --      --        113,785
          Utilities..............      40,805   --      --         40,805
       Temporary Cash Investments   1,174,278   --      --      1,174,278
                                  -----------   --      --    -----------
       TOTAL..................... $16,615,468   --      --    $16,615,468
                                  ===========   ==      ==    ===========

              See accompanying Notes to Schedules of Investments.

                                     1342

                        U.S. SMALL CAP GROWTH PORTFOLIO

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                 SHARES VALUE+
                                                                 ------ -------
COMMON STOCKS -- (98.0%)
Consumer Discretionary -- (23.3%)
   *Aeropostale, Inc............................................ 3,294  $44,568
   *AFC Enterprises, Inc........................................   967   28,101
   *American Public Education, Inc..............................    53    2,042
   *ANN, Inc.................................................... 1,960   60,446
   *Arctic Cat, Inc.............................................   524   18,937
   *Asbury Automotive Group, Inc................................ 1,261   44,841
   *Bally Technologies, Inc..................................... 1,643   79,127
   *BJ's Restaurants, Inc....................................... 1,146   36,638
   *Blue Nile, Inc..............................................   500   16,745
   *Buckle, Inc. (The).......................................... 1,941   90,800
   *Buffalo Wild Wings, Inc.....................................   752   55,310
   *Capella Education Co........................................   518   14,152
   *Carmike Cinemas, Inc........................................   719   11,468
   *Cato Corp. Class A (The)....................................   616   16,983
   *Cheesecake Factory, Inc. (The).............................. 2,162   71,692
   *Cherokee, Inc...............................................   300    4,239
   *Children's Place Retail Stores, Inc. (The)..................   952   47,448
   *Conn's, Inc.................................................   778   22,126
   *Cooper Tire & Rubber Co..................................... 2,543   64,745
   *Cracker Barrel Old Country Store, Inc.......................   958   62,098
   *Crocs, Inc.................................................. 3,756   55,814
   *DineEquity, Inc.............................................   750   54,945
   *Dorman Products, Inc........................................ 1,319   45,677
   *Drew Industries, Inc........................................   400   14,648
    Einstein Noah Restaurant Group, Inc.........................   684    8,789
   *Ethan Allen Interiors, Inc.................................. 1,178   34,056
   *Francesca's Holdings Corp................................... 1,743   49,501
   *Genesco, Inc................................................   993   61,894
   *G-III Apparel Group, Ltd....................................   811   29,107
   *Grand Canyon Education, Inc................................. 1,820   43,425
   *Guess?, Inc................................................. 3,436   93,081
   *Hibbett Sports, Inc......................................... 1,062   55,925
   *Hillenbrand, Inc............................................ 2,522   62,420
   *Hot Topic, Inc.............................................. 1,697   18,837
   *Interval Leisure Group, Inc................................. 2,014   39,877
   *iRobot Corp................................................. 1,108   25,351
   *Jack in the Box, Inc........................................ 1,733   50,309
   *Jamba, Inc.................................................. 3,220    8,340
   *Jos. A. Bank Clothiers, Inc................................. 1,141   46,256
   *Libbey, Inc.................................................   565   10,611
   *Life Time Fitness, Inc...................................... 1,797   91,162
   *Lithia Motors, Inc. Class A.................................   904   39,116
   *Lumber Liquidators Holdings, Inc............................ 1,108   65,571
   *Matthews International Corp. Class A........................   124    4,062
   *Monro Muffler Brake, Inc.................................... 1,230   44,551
   *Movado Group, Inc...........................................   762   27,859
   *New York Times Co. Class A (The)............................ 5,847   51,804
   *Oxford Industries, Inc......................................   400   19,752
   *Papa John's International, Inc..............................   925   51,893
   *Pool Corp................................................... 1,883   86,279
   *rue21, Inc..................................................   962   28,581
   *Ruth's Hospitality Group, Inc............................... 1,448   11,236
   *Select Comfort Corp......................................... 2,255   49,655
   *SHFL Entertainment, Inc..................................... 2,235   33,078
   *Sinclair Broadcast Group, Inc. Class A...................... 1,973   27,188
   *Smith & Wesson Holding Corp................................. 2,461   21,165
   *Sonic Automotive, Inc. Class A.............................. 1,788   43,395
   *Sonic Corp.................................................. 2,370   26,449

                                     1343

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Consumer Discretionary -- (Continued)
   *Steven Madden, Ltd....................................... 1,242  $   57,231
   *Tenneco, Inc............................................. 2,410      84,254
   *Texas Roadhouse, Inc..................................... 1,546      27,194
   *Town Sports International Holdings, Inc..................   977      10,288
   *Vail Resorts, Inc........................................ 1,300      68,705
   *Valassis Communications, Inc............................. 1,071      30,052
   *Vitamin Shoppe, Inc...................................... 1,204      73,540
                                                                     ----------
Total Consumer Discretionary.................................         2,675,429
                                                                     ----------
Consumer Staples -- (5.8%)
    Alico, Inc...............................................   300      13,071
    B&G Foods, Inc........................................... 2,105      66,729
   *Cal-Maine Foods, Inc.....................................   861      35,886
   *Casey's General Stores, Inc.............................. 1,536      84,065
   *Coca-Cola Bottling Co. Consolidated......................    32       2,071
   *Darling International, Inc............................... 4,740      79,964
   *Elizabeth Arden, Inc..................................... 1,223      46,975
   *Harris Teeter Supermarkets, Inc.......................... 1,979      82,109
    Inter Parfums, Inc.......................................   600      13,026
   *J & J Snack Foods Corp...................................   762      51,930
   *Lancaster Colony Corp.................................... 1,113      79,535
   *Medifast, Inc............................................   616      15,110
   *Pilgrim's Pride Corp..................................... 5,876      49,652
   *Sanderson Farms, Inc.....................................   800      40,384
   *WD-40 Co.................................................    88       4,701
                                                                     ----------
Total Consumer Staples.......................................           665,208
                                                                     ----------
Energy -- (3.6%)
   *CARBO Ceramics, Inc......................................   510      40,856
   *Forest Oil Corp.......................................... 4,748      33,046
   *Geospace Technologies Corp...............................   512      46,162
   *ION Geophysical Corp..................................... 6,014      40,895
   *Lufkin Industries, Inc................................... 1,385      80,205
   *PetroQuest Energy, Inc................................... 2,400      12,336
   *Rentech, Inc............................................. 5,680      17,438
   *Targa Resources Corp..................................... 1,722     103,940
   *VAALCO Energy, Inc....................................... 2,357      20,011
   *W&T Offshore, Inc........................................   716      12,602
                                                                     ----------
Total Energy.................................................           407,491
                                                                     ----------
Financials -- (6.9%)
   *Altisource Portfolio Solutions SA........................   988      86,816
   *Bank of Hawaii Corp...................................... 1,810      87,043
   *Bank of the Ozarks, Inc.................................. 1,206      43,802
   *Diamond Hill Investment Group, Inc.......................    58       4,196
   *Evercore Partners, Inc. Class A.......................... 1,155      44,260
   *Federated Investors, Inc. Class B........................ 4,193      99,206
   *First Cash Financial Services, Inc....................... 1,156      61,626
   *GAMCO Investors, Inc. Class A............................    80       4,508
   *Greenhill & Co., Inc.....................................    36       2,120
   *HFF, Inc. Class A........................................ 1,480      25,811
   *Home BancShares, Inc.....................................   600      20,832
   *Investors Bancorp, Inc................................... 3,056      53,938
   *MarketAxess Holdings, Inc................................ 1,491      56,375
   *Netspend Holdings, Inc................................... 2,799      30,341
   *Portfolio Recovery Associates, Inc.......................   684      73,154
   *Texas Capital Bancshares, Inc............................ 1,515      62,721
   *Virtus Investment Partners, Inc..........................   100      14,901
   *Walker & Dunlop, Inc.....................................   338       7,260
   *Westamerica Bancorporation...............................   195       8,662

                                     1344

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Financials -- (Continued)
   *World Acceptance Corp....................................   100  $    7,755
                                                                     ----------
Total Financials.............................................           795,327
                                                                     ----------
Health Care -- (10.4%)
   *Air Methods Corp......................................... 1,200      52,464
   *Akorn, Inc............................................... 3,767      49,310
   *ArthroCare Corp..........................................   200       7,286
   *BioScrip, Inc............................................ 1,495      16,789
   *Cantel Medical Corp......................................   136       4,272
   *Capital Senior Living Corp............................... 1,119      23,756
   *Charles River Laboratories International, Inc............ 1,989      82,186
   *Chemed Corp..............................................   507      38,304
   *Computer Programs & Systems, Inc.........................    40       2,104
   *Cyberonics, Inc.......................................... 1,116      48,390
   *Emeritus Corp............................................ 1,634      44,249
   *Ensign Group, Inc. (The).................................     6         171
   *ExamWorks Group, Inc..................................... 1,210      17,509
   *Haemonetics Corp......................................... 1,962      82,286
   *Hill-Rom Holdings, Inc................................... 2,467      81,855
   *Hi-Tech Pharmacal Co., Inc...............................    28       1,025
   *ICU Medical, Inc.........................................   398      24,059
   *Impax Laboratories, Inc.................................. 2,766      55,763
   *Integra LifeSciences Holdings Corp.......................   701      29,547
   *IPC The Hospitalist Co...................................   686      29,251
   *Luminex Corp.............................................    33         607
   *Masimo Corp.............................................. 2,339      47,482
   *Meridian Bioscience, Inc................................. 1,560      32,682
   *MWI Veterinary Supply, Inc...............................   103      11,568
   *Obagi Medical Products, Inc..............................   198       2,845
   *Orthofix International NV................................   104       3,968
   *Owens & Minor, Inc....................................... 1,700      52,037
   *PAREXEL International Corp............................... 2,446      82,797
   *Skilled Healthcare Group, Inc. Class A................... 1,531       8,145
   *STERIS Corp.............................................. 2,168      81,799
   *Team Health Holdings, Inc................................ 1,810      61,305
   *U.S. Physical Therapy, Inc...............................   480      11,808
   *Vanguard Health Systems, Inc............................. 1,638      22,883
   *West Pharmaceutical Services, Inc........................ 1,388      82,183
                                                                     ----------
Total Health Care............................................         1,192,685
                                                                     ----------
Industrials -- (19.0%)
   *AAON, Inc................................................ 1,000      22,739
   *Actuant Corp. Class A.................................... 3,177      93,658
   *Advisory Board Co. (The).................................   951      51,573
   *Allegiant Travel Co......................................   767      57,119
   *American Science & Engineering, Inc......................   337      22,774
   *American Woodmark Corp...................................    18         501
   *Apogee Enterprises, Inc..................................   775      18,949
   *Applied Industrial Technologies, Inc..................... 1,681      73,897
   *Argan, Inc...............................................   539      10,133
   *AZZ, Inc................................................. 1,017      43,517
   *Beacon Roofing Supply, Inc............................... 1,914      69,172
   *Blount International, Inc................................   400       6,820
   *Brink's Co. (The)........................................ 1,937      57,761
   *Chart Industries, Inc.................................... 1,204      79,693
   *Corporate Executive Board Co. (The)...................... 1,348      67,548
   *Cubic Corp...............................................    84       3,948
   *Deluxe Corp.............................................. 2,009      73,911
   *DXP Enterprises, Inc.....................................    86       4,893
   *Exponent, Inc............................................    49       2,396
   *Federal Signal Corp...................................... 1,537      12,357

                                     1345

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Industrials -- (Continued)
   *Forward Air Corp.........................................   824  $   30,579
   *Franklin Electric Co., Inc...............................    68       4,523
   *Gorman-Rupp Co. (The)....................................   365      11,092
   *GP Strategies Corp.......................................   600      12,840
   *Healthcare Services Group, Inc........................... 2,790      67,379
   *Heartland Express, Inc................................... 3,076      42,541
   *HEICO Corp. Class A......................................   500      17,005
   *Herman Miller, Inc....................................... 1,725      42,608
   *HNI Corp................................................. 1,233      38,926
   *Hub Group, Inc. Class A..................................   808      29,742
   *Huntington Ingalls Industries, Inc....................... 1,899      84,126
   *II-VI, Inc............................................... 1,800      30,636
   *Interface, Inc........................................... 2,673      44,853
   *John Bean Technologies Corp.............................. 1,164      21,755
   *Kaman Corp...............................................   281      10,212
   *Kaydon Corp.............................................. 1,285      31,868
   *Knight Transportation, Inc............................... 2,077      33,128
   *Knoll, Inc............................................... 1,100      18,238
   *Manitowoc Co., Inc. (The)................................ 5,376      94,618
   *MasTec, Inc.............................................. 3,113      88,098
   *Matson, Inc..............................................   813      22,284
   *Mine Safety Appliances Co................................ 1,459      67,435
   *Mueller Industries, Inc.................................. 1,100      58,696
   *Mueller Water Products, Inc. Class A..................... 6,351      37,534
   *Nortek, Inc..............................................    21       1,515
   *On Assignment, Inc....................................... 2,141      52,347
   *Patrick Industries, Inc..................................   649      10,683
   *Polypore International, Inc..............................   507      19,565
   *Primoris Services Corp................................... 1,534      29,422
   *RBC Bearings, Inc........................................    82       4,324
   *Spirit Airlines, Inc..................................... 1,923      37,287
   *Standard Parking Corp....................................   500      10,480
   *Steelcase, Inc. Class A.................................. 3,396      46,287
   *Sun Hydraulics Corp...................................... 1,056      29,146
   *Swift Transportation Co.................................. 3,570      48,766
   *Taser International, Inc................................. 2,150      17,996
   *Tennant Co...............................................   347      15,976
   *Trimas Corp.............................................. 1,185      36,605
   *TrueBlue, Inc............................................ 1,586      27,263
   *US Airways Group, Inc.................................... 5,185      74,042
   *US Ecology, Inc..........................................   120       2,851
                                                                     ----------
Total Industrials............................................         2,178,630
                                                                     ----------
Information Technology -- (22.2%)
   *Actuate Corp.............................................   820       4,617
   *Acxiom Corp.............................................. 2,454      43,509
   *American Software, Inc. Class A..........................   200       1,720
   *Anixter International, Inc............................... 1,302      87,599
   *Arris Group, Inc......................................... 2,378      39,285
   *Badger Meter, Inc........................................   286      14,154
   *Blackbaud, Inc...........................................   732      18,241
   *Booz Allen Hamilton Holding Corp......................... 3,000      41,580
   *Cabot Microelectronics Corp..............................   942      34,816
   *CalAmp Corp.............................................. 1,181      10,109
   *Cardtronics, Inc......................................... 1,836      47,534
   *Cass Information Systems, Inc............................   259      10,049
   *Cirrus Logic, Inc........................................ 2,644      74,640
   *Cognex Corp.............................................. 1,360      53,938
   *Coherent, Inc............................................   962      53,304
   *CSG Systems International, Inc...........................   513       9,660
   *Daktronics, Inc.......................................... 1,154      13,686

                                     1346

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES   VALUE+
                                                              ------ ----------
Information Technology -- (Continued)
   *Dice Holdings, Inc....................................... 1,526  $   14,360
   *Diebold, Inc............................................. 2,554      75,190
   *Entegris, Inc............................................ 4,626      45,612
   *Euronet Worldwide, Inc................................... 1,581      38,687
   *ExlService Holdings, Inc................................. 1,100      32,626
   *Fair Isaac Corp.......................................... 1,414      63,729
   *FEI Co................................................... 1,504      91,684
   *Forrester Research, Inc..................................   696      19,676
   *Global Cash Access Holdings, Inc......................... 2,661      20,091
   *Heartland Payment Systems, Inc........................... 1,555      49,387
   *iGATE Corp............................................... 2,300      40,204
   *InterDigital, Inc........................................ 1,000      43,390
   *Internap Network Services Corp...........................   359       2,840
   *Itron, Inc............................................... 1,396      64,760
   *j2 Global, Inc........................................... 2,131      67,808
   *Lender Processing Services, Inc.......................... 3,431      82,481
   *Lionbridge Technologies, Inc............................. 2,582      10,302
   *Liquidity Services, Inc..................................   867      27,631
   *Littlefuse, Inc..........................................   934      59,785
   *Magnachip Semiconductor Corp............................. 1,434      22,973
   *Manhattan Associates, Inc................................   224      15,346
   *MAXIMUS, Inc............................................. 1,393      95,518
   *Mentor Graphics Corp..................................... 2,971      50,893
   *Micrel, Inc.............................................. 2,200      22,902
   *Microsemi Corp........................................... 3,150      65,898
    Monotype Imaging Holdings, Inc...........................   200       3,616
   *MTS Systems Corp.........................................   629      35,759
   *NETGEAR, Inc............................................. 1,000      35,110
   *NetScout Systems, Inc....................................   900      23,427
   *NIC, Inc................................................. 1,607      26,194
   *OSI Systems, Inc.........................................   811      44,167
   *Plantronics, Inc......................................... 1,723      70,850
   *Power Integrations, Inc.................................. 1,168      43,683
   *PRGX Global, Inc......................................... 1,200       8,100
   *Rogers Corp..............................................   200       9,372
   *Sapient Corp............................................. 5,462      66,145
   *Silicon Laboratories, Inc................................ 1,400      61,096
   *Stamps.com, Inc..........................................   641      17,301
   *Synaptics, Inc........................................... 1,306      45,814
   *Synchronoss Technologies, Inc............................ 1,032      24,572
   *TeleTech Holdings, Inc................................... 2,155      40,299
   *Travelzoo, Inc...........................................   608      13,327
   *Tyler Technologies, Inc.................................. 1,229      66,427
   *Ultratech, Inc...........................................   561      22,850
   *ValueClick, Inc.......................................... 3,064      62,720
   *Verint Systems, Inc......................................   723      24,437
   *Virtusa Corp.............................................   700      14,497
   *Websense, Inc............................................ 1,000      14,630
   *Zebra Technologies Corp. Class A......................... 2,069      89,546
   *Zix Corp................................................. 2,000       6,520
                                                                     ----------
Total Information Technology.................................         2,552,673
                                                                     ----------
Materials -- (6.2%)
   *AEP Industries, Inc......................................    72       4,635
   *AMCOL International Corp................................. 1,310      38,684
   *American Vanguard Corp................................... 1,136      38,510
   *Buckeye Technologies, Inc................................ 1,560      44,850
   *Calgon Carbon Corp....................................... 2,283      36,619
   *Chemtura Corp............................................ 3,980      94,406
   *Flotek Industries, Inc................................... 1,271      17,108
   *Globe Specialty Metals, Inc.............................. 3,035      46,011

                                     1347

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Materials -- (Continued)
   *H.B. Fuller Co.........................................   1,711 $    66,866
   *Hawkins, Inc...........................................      52       2,029
   *Haynes International, Inc..............................      78       3,987
   *Innophos Holdings, Inc.................................      86       4,349
   *Innospec, Inc..........................................     931      37,473
   *LSB Industries, Inc....................................     893      36,970
   *Omnova Solutions, Inc..................................   1,867      15,272
   *PolyOne Corp...........................................   3,582      78,231
   *Quaker Chemical Corp...................................      76       4,345
   *Schweitzer-Mauduit International, Inc..................   1,200      48,888
   *Stepan Co..............................................     200      11,732
   *Worthington Industries, Inc............................   2,849      78,291
                                                                    -----------
Total Materials............................................             709,256
                                                                    -----------
Telecommunication Services -- (0.6%)
   *Cogent Communications Group, Inc.......................   1,875      46,444
   *Consolidated Communications Holdings, Inc..............   1,622      27,915
                                                                    -----------
Total Telecommunication Services...........................              74,359
                                                                    -----------
TOTAL COMMON STOCKS........................................          11,251,058
                                                                    -----------
TEMPORARY CASH INVESTMENTS -- (2.0%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares................................. 227,437     227,437
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,850,982).......................................         $11,478,495
                                                                    ===========

                                     1348

U.S. SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------
                                   LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                 ----------- ------- ------- -----------
        Common Stocks
           Consumer
             Discretionary...... $ 2,675,429   --      --    $ 2,675,429
           Consumer Staples.....     665,208   --      --        665,208
           Energy...............     407,491   --      --        407,491
           Financials...........     795,327   --      --        795,327
           Health Care..........   1,192,685   --      --      1,192,685
           Industrials..........   2,178,630   --      --      2,178,630
           Information
             Technology.........   2,552,673   --      --      2,552,673
           Materials............     709,256   --      --        709,256
           Telecommunication
             Services...........      74,359   --      --         74,359
        Temporary Cash
          Investments...........     227,437   --      --        227,437
                                 -----------   --      --    -----------
        TOTAL................... $11,478,495   --      --    $11,478,495
                                 ===========   ==      ==    ===========

              See accompanying Notes to Schedules of Investments.

                                     1349

                   INTERNATIONAL LARGE CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES  VALUE++
                                                           ------ ----------
COMMON STOCKS -- (98.8%)
AUSTRALIA -- (7.5%)
   *Amcor, Ltd............................................  2,773 $   24,291
   *BHP Billiton, Ltd. Sponsored ADR......................  5,557    437,447
   *Brambles, Ltd.........................................  7,153     60,418
   *Coca-Cola Amatil, Ltd.................................  1,314     18,964
   *Computershare, Ltd....................................  1,378     15,070
   *CSL, Ltd..............................................    577     33,029
   *Fortescue Metals Group, Ltd...........................  4,830     23,691
   *Iluka Resources, Ltd..................................  4,811     48,766
   *James Hardie Industries P.L.C.........................  3,538     37,591
   *Leighton Holdings, Ltd................................    575     12,431
   *Monadelphous Group, Ltd...............................    597     16,595
   *Orica, Ltd............................................    841     22,489
   *Seek, Ltd.............................................  1,734     15,184
   *Telstra Corp., Ltd.................................... 11,252     54,009
   *Woolworths, Ltd.......................................  2,853     92,944
   *WorleyParsons, Ltd....................................    518     13,659
                                                                  ----------
TOTAL AUSTRALIA...........................................           926,578
                                                                  ----------
AUSTRIA -- (0.3%)
   *Andritz AG............................................    165     10,855
   *OMV AG................................................    584     24,058
                                                                  ----------
TOTAL AUSTRIA.............................................            34,913
                                                                  ----------
CANADA -- (11.2%)
   *Alamos Gold, Inc......................................    400      6,148
   *Alimentation Couche-Taro, Inc. Class B................    500     24,393
    Baytex Energy Corp....................................    761     34,998
   *Bombardier, Inc. Class B..............................  9,200     36,066
    Canadian Imperial Bank of Commerce....................  1,001     83,443
   *Canadian National Railway Co..........................    801     76,624
   *Canadian Oil Sands, Ltd...............................  3,100     65,239
    Canadian Pacific Railway, Ltd.........................    200     23,106
   *Cenovus Energy, Inc...................................  2,102     69,870
    CI Financial Corp.....................................  1,000     26,790
   *Constellation Software, Inc...........................    100     12,532
   *Dollarama, Inc........................................    300     18,251
   *Encana Corp...........................................  2,007     38,856
   *Finning International, Inc............................  1,100     28,167
    IGM Financial, Inc....................................  1,000     43,613
   *Imperial Oil, Ltd.....................................  1,102     48,433
   *Methanex Corp.........................................    603     21,621
   *Metro, Inc............................................    700     43,457
   *Onex Corp.............................................    200      8,715
   *Open Text Corp........................................    200     11,670
   *Potash Corp. of Saskatchewan, Inc.....................  2,404    102,170
   *Rogers Communications, Inc. Class B...................  1,102     51,232
   *Royal Bank of Canada..................................  2,705    168,603
   *Saputo, Inc...........................................    800     39,783
   *Shaw Communications, Inc. Class B.....................  2,400     56,208
    Shoppers Drug Mart Corp...............................  1,900     78,865
   *SNC-Lavalin Group, Inc................................    300     13,400
   *Telus Corp. Non-Voting................................    501     33,707
   *Tim Hortons, Inc......................................  1,000     50,150
    Trilogy Energy Corp...................................    200      5,683
   *Valeant Pharmaceuticals International, Inc............    602     39,925
    Vermilion Energy, Inc.................................    600     30,776
                                                                  ----------
TOTAL CANADA..............................................         1,392,494
                                                                  ----------

                                     1350

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
FINLAND -- (0.7%)
   *Elisa Oyj................................................    737 $   17,525
   *Kone Oyj Series B........................................    462     38,112
   *Nokian Renkaat Oyj.......................................    333     14,318
   *Orion Oyj Series B.......................................    507     14,150
                                                                     ----------
TOTAL FINLAND................................................            84,105
                                                                     ----------
FRANCE -- (8.8%)
   *Accor SA.................................................    671     26,191
   *Air Liquide SA...........................................    607     77,497
   *Alstom SA................................................  1,398     61,968
   *Arkema SA................................................    407     46,145
   *AtoS SA..................................................    356     26,021
   *Bureau Veritas SA........................................    252     30,162
   *Carrefour SA.............................................  2,620     74,696
   *Christian Dior SA........................................    142     24,797
   *Cie Generale D'Optique Essilor Intenational SA...........    525     53,513
   *Danone SA................................................    751     52,024
   *Dassault Systemes SA.....................................     90     10,007
   *European Aeronautic Defence & Space Co. SA...............    804     37,692
   *Eutelsat Communications SA...............................    600     20,611
   *Gemalto NV...............................................    110      9,791
   *Iliad SA.................................................    104     19,267
   *Imerys SA................................................    156     10,316
   *Legrand SA...............................................  1,079     48,951
   *L'Oreal SA...............................................    158     23,462
   *LVMH Moet Hennessy Louis Vuitton SA......................    330     62,131
   *Pernod-Ricard SA.........................................    276     34,548
   *Publicis Groupe SA.......................................    463     30,298
   *Safran SA................................................  1,487     68,294
   *Schneider Electric SA....................................    682     51,885
   *SEB SA...................................................    146     11,672
   *SES SA...................................................  1,379     42,203
   *Societe BIC SA...........................................     82     11,034
   *Sodexo SA................................................    428     38,152
   *Technip SA...............................................    264     28,586
   *Vinci SA.................................................  1,195     60,829
                                                                     ----------
TOTAL FRANCE.................................................         1,092,743
                                                                     ----------
GERMANY -- (7.6%)
   *BASF SE..................................................  1,993    201,851
   *Bayer AG.................................................  2,691    265,554
   *Brenntag AG..............................................    112     15,946
   *Deutsche Boerse AG.......................................    838     55,180
   *Hugo Boss AG.............................................    188     22,091
   *Lanxess AG...............................................    632     53,385
   *MAN SE...................................................    124     14,944
   *MTU Aero Engines Holding AG..............................    150     14,304
   *SAP AG...................................................    999     81,925
   *Siemens AG...............................................  1,548    169,603
   *Suedzucker AG............................................    542     23,184
   *Symrise AG...............................................    337     11,913
   *United Internet AG.......................................    735     17,088
                                                                     ----------
TOTAL GERMANY................................................           946,968
                                                                     ----------
HONG KONG -- (3.3%)
   *BOC Hong Kong Holdings, Ltd.............................. 14,000     48,039
   *Galaxy Entertainment Group, Ltd.......................... 11,000     49,568
   *Hang Seng Bank, Ltd......................................  2,900     47,488
   *Hong Kong Exchanges & Clearing, Ltd......................  3,900     74,086
   *MGM China Holdings, Ltd.................................. 12,400     29,258

                                     1351

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
HONG KONG -- (Continued)
   *PCCW, Ltd.................................................. 75,000 $ 32,967
   *Samsonite International SA................................. 10,200   22,174
   *SJM Holdings, Ltd..........................................  9,000   24,744
   *Techtronic Industries Co., Ltd............................. 10,500   21,313
   *Wynn Macau, Ltd............................................ 20,400   57,237
                                                                       --------
TOTAL HONG KONG................................................         406,874
                                                                       --------
IRELAND -- (0.2%)
   *Kerry Group P.L.C. Series A................................    509   26,701
                                                                       --------
ISRAEL -- (0.3%)
   *Bezeq Israeli Telecommunication Corp., Ltd................. 14,034   16,447
   *Israel Chemicals, Ltd......................................  1,887   25,062
                                                                       --------
TOTAL ISRAEL...................................................          41,509
                                                                       --------
ITALY -- (2.1%)
   *Assicurazioni Generali SpA.................................  2,988   57,201
   *Eni SpA Sponsored ADR......................................  2,443  121,979
   *Fiat Industrial SpA........................................  3,832   49,314
   *Lottomatica Group SpA......................................    432   10,681
   *Prysmian SpA...............................................    723   15,451
   *Saipem SpA.................................................    339    9,626
                                                                       --------
TOTAL ITALY....................................................         264,252
                                                                       --------
JAPAN -- (18.3%)
   *Air Water, Inc.............................................  1,000   12,773
   *Anritsu Corp...............................................  1,000   12,834
    Asahi Group Holdings, Ltd..................................  1,100   23,378
   *Astellas Pharma, Inc.......................................    400   20,362
   *Benesse Holdings, Inc......................................    300   13,078
    Bridgestone Corp...........................................  1,800   47,208
    Canon, Inc.................................................  1,900   69,189
   *Dai-ichi Life Insurance Co., Ltd. (The)....................     30   42,992
   *Daiichikosho Co., Ltd......................................    500   12,223
   *Daikin Industries, Ltd.....................................    500   19,105
   *Dainippon Sumitomo Pharma Co., Ltd.........................  1,000   14,097
   *Daito Trust Construction Co., Ltd..........................    500   49,264
   *DeNa Co., Ltd..............................................    700   22,187
   *Denso Corp.................................................    900   33,719
   *Dowa Holdings Co., Ltd.....................................  3,000   21,222
   *Eisai Co., Ltd.............................................    500   21,861
   *FamilyMart Co., Ltd........................................    400   16,068
   *FANUC Corp.................................................    400   62,420
   *Fast Retailing Co., Ltd....................................    200   52,555
   *GS Yuasa Corp..............................................  3,000   10,681
   *Hino Motors, Ltd...........................................  2,000   21,016
   *Hisamitsu Pharmaceutical Co., Inc..........................    300   16,070
   *Hitachi, Ltd............................................... 17,000  100,880
    Honda Motor Co., Ltd.......................................  2,800  105,838
   *Hoya Corp..................................................  1,200   23,170
   *IHI Corp...................................................  9,000   23,332
   *Isuzu Motors, Ltd..........................................  4,000   25,086
   *Japan Steel Works, Ltd. (The)..............................  2,000   11,539
   *Japan Tobacco, Inc.........................................  2,400   74,883
   *Kakaku.com, Inc............................................    300   11,198
    Kao Corp...................................................  1,400   40,160
   *Koito Manufacturing Co., Ltd...............................  1,000   16,670
   *Komatsu, Ltd...............................................  1,700   45,213
   *Konami Co., Ltd............................................    500   10,611
   *Kubota Corp................................................  1,000   11,422
   *Kuraray Co., Ltd...........................................  1,300   16,702

                                     1352

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
   *Kurita Water Industries, Ltd.............................    500 $    9,828
   *Lawson, Inc..............................................    300     21,740
   *Marubeni Corp............................................  3,000     22,036
   *Miraca Holdings, Inc.....................................    400     16,677
   *Mitsubishi Electric Corp.................................  6,000     49,727
   *Nabtesco Corp............................................    500     10,439
   *Nichirei Corp............................................  2,000      9,936
   *Nikon Corp...............................................    400     11,437
   *Nissan Chemical Industries, Ltd..........................    900     10,887
   *Nissan Motor Co., Ltd....................................  8,700     89,075
   *Nitori Holdings Co., Ltd.................................    250     19,083
   *Nomura Research Institute, Ltd...........................    700     16,083
   *NSK, Ltd.................................................  3,000     21,261
   *NTT Data Corp............................................      5     15,264
   *Olympus Corp.............................................  1,400     31,087
   *Oracle Corp. Japan.......................................    300     12,490
   *Oriental Land Co., Ltd...................................    100     13,296
   *Park24 Co., Ltd..........................................    700     12,635
   *Sanrio Co., Ltd..........................................    400     15,954
   *Secom Co., Ltd...........................................    200      9,976
   *Sega Sammy Holdings, Inc.................................  1,300     22,963
    Shimano, Inc.............................................    300     20,486
   *Shionogi & Co., Ltd......................................  1,100     19,660
   *Shiseido Co., Ltd........................................    800     11,076
   *Softbank Corp............................................  2,400     85,516
   *Sumco Corp...............................................  1,200     12,503
    Sumitomo Rubber Industries, Ltd..........................  1,500     20,017
   *Suzuki Motor Corp........................................    700     18,368
   *Sysmex Corp..............................................    300     14,313
   *Taiheiyo Cement Corp.....................................  7,000     19,057
   *Terumo Corp..............................................    300     13,121
   *Tokyu Land Corp..........................................  3,000     21,370
   *Toray Industries, Inc....................................  4,000     23,089
   *Toshiba Corp............................................. 11,000     48,979
   *Toyota Motor Corp. Sponsored ADR.........................  3,088    294,503
   *Toyota Tsusho Corp.......................................    600     14,271
   *Trend Micro, Inc.........................................    400     11,678
   *Unicharm Corp............................................    300     15,912
   *USS Co., Ltd.............................................    100     11,233
   *Yahoo Japan Corp.........................................     39     15,294
    Yokohama Rubber Co., Ltd. (The)..........................  2,000     15,410
                                                                     ----------
TOTAL JAPAN..................................................         2,278,736
                                                                     ----------
NETHERLANDS -- (2.4%)
   *DE Master Blenders 1753 NV...............................  2,875     35,467
   *Heineken NV..............................................    557     39,169
   *Koninklijke Vopak NV.....................................    595     40,609
   *Reed Elsevier NV.........................................  8,318    129,193
   *Wolters Kluwer NV........................................  2,553     51,717
                                                                     ----------
TOTAL NETHERLANDS............................................           296,155
                                                                     ----------
NORWAY -- (1.0%)
   *Aker Solutions ASA.......................................    518     11,329
   *Fred Olsen Energy ASA....................................    225     10,745
   *Petroleum Geo-Services ASA...............................  1,200     21,289
   *Seadrill, Ltd............................................    275     10,912
   *Telenor ASA..............................................  2,210     48,687
   *TGS Nopec Geophysical Co. ASA............................    570     21,257
                                                                     ----------
TOTAL NORWAY.................................................           124,219
                                                                     ----------

                                     1353

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SINGAPORE -- (1.5%)
   *Keppel Corp., Ltd..........................................  2,000 $ 18,583
   *SembCorp Industries, Ltd................................... 10,000   44,294
   *SembCorp Marine, Ltd.......................................  4,000   15,284
   *Singapore Exchange, Ltd....................................  6,000   37,764
   *Singapore Technologies Engineering, Ltd.................... 11,000   34,841
    Singapore Telecommunications, Ltd..........................  8,000   22,610
   *StarHub, Ltd...............................................  5,000   15,758
                                                                       --------
TOTAL SINGAPORE................................................         189,134
                                                                       --------
SPAIN -- (2.9%)
   *ACS, Actividades de Construccion y Servicios SA............    868   20,835
   *Amadeus IT Holding SA Series A.............................  1,097   27,489
   *Distribuidora Internacional de Alimentacion SA.............  3,744   27,639
    Enagas SA..................................................    627   14,835
   *Ferrovial SA...............................................  1,412   22,674
   *Gas Natural SDG SA.........................................  1,226   24,492
   *Grifols SA.................................................    312   10,620
   *Industria de Diseno Textil SA..............................    191   26,695
   *Red Electrica Corporacion SA...............................    379   21,091
   *Telefonica SA.............................................. 10,748  155,555
   *Zardoya Otis SA............................................    944   14,470
                                                                       --------
TOTAL SPAIN....................................................         366,395
                                                                       --------
SWEDEN -- (3.0%)
   *Atlas Copco AB Series A....................................  2,035   57,972
   *Atlas Copco AB Series B....................................  1,182   30,144
   *Electrolux AB Series B.....................................    972   25,672
   *Elekta AB Series B.........................................    745   11,046
   *Getinge AB Series B........................................    809   24,965
   *Hennes & Mauritz AB Series B...............................  1,918   70,573
   *Lundin Petroleum AB........................................    899   23,093
   *Millicom International Cellular SA SDR.....................    468   43,118
   *Sandvik AB.................................................  1,014   16,268
   *Securitas AB Series B......................................  1,352   12,634
   *SKF AB Series B............................................    792   19,640
   *Tele2 AB Series B..........................................  2,247   40,302
                                                                       --------
TOTAL SWEDEN...................................................         375,427
                                                                       --------
SWITZERLAND -- (8.0%)
   *Actelion, Ltd..............................................    381   18,873
   *Compagnie Financiere Richemont SA Series A.................  3,149  258,670
   *Dufry AG...................................................    138   18,826
   *Galenica Holding AG........................................     31   18,476
   *Geberit AG.................................................    131   30,644
   *Kuehne & Nagel International AG............................    191   22,421
   *Partners Group Holding AG..................................     14    3,287
   *Roche Holding AG Bearer....................................     71   16,019
   *Roche Holding AG Genusschein...............................  1,729  382,177
   *Schindler Holding AG.......................................     31    4,485
   *SGS SA.....................................................     20   47,579
   *Swisscom AG................................................     83   36,814
   *Syngenta AG................................................    329  141,482
                                                                       --------
TOTAL SWITZERLAND..............................................         999,753
                                                                       --------
UNITED KINGDOM -- (19.7%)
   *Admiral Group P.L.C........................................  1,250   24,274
   *Antofagasta P.L.C..........................................  2,402   43,555
   *AstraZeneca P.L.C. Sponsored ADR...........................  2,516  121,221
   *Babcock International Group P.L.C..........................  1,254   20,649
   *BHP Billiton P.L.C. ADR....................................  2,143  147,096

                                     1354

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
   *British American Tobacco P.L.C. Sponsored ADR..........   1,961 $   203,748
   *British Sky Broadcasting Group P.L.C...................   6,473      83,733
    BT Group P.L.C.........................................  37,418     147,604
    BT Group P.L.C. Sponsored ADR..........................     664      26,201
   *Bunzl P.L.C............................................     578      10,386
    Burberry Group P.L.C...................................     769      16,520
   *Capita P.L.C...........................................   1,903      23,727
   *Compass Group P.L.C....................................   6,407      77,560
   *Croda International P.L.C..............................     853      32,779
   *Diageo P.L.C. Sponsored ADR............................   1,268     151,272
   *Experian P.L.C.........................................   1,758      30,073
   *Fresnillo P.L.C........................................     624      16,403
   *G4S P.L.C..............................................  12,273      54,024
   *GKN P.L.C..............................................   9,931      37,918
   *GlaxoSmithKline P.L.C. Sponsored ADR...................   6,445     293,956
   *Hargreaves Lansdown P.L.C..............................   1,445      15,829
   *IMI P.L.C..............................................   1,119      20,747
   *Imperial Tobacco Group P.L.C...........................   6,010     223,476
   *InterContinental Hotels Group P.L.C....................   1,639      47,976
   *Intertek Group P.L.C...................................     560      27,610
   *Johnson Matthey P.L.C..................................     714      25,624
   *Marks & Spencer Group P.L.C............................   5,597      33,672
   *Next P.L.C.............................................     983      63,235
   *Petrofac, Ltd..........................................     903      23,426
   *Reckitt Benckiser Group P.L.C..........................     564      37,575
   *Rio Tinto P.L.C. Sponsored ADR.........................   2,712     153,147
   *Shire P.L.C. ADR.......................................     325      32,545
   *Smiths Group P.L.C.....................................   1,142      22,220
   *Tate & Lyle P.L.C......................................   1,623      20,914
   *Unilever P.L.C. Sponsored ADR..........................   2,247      91,430
   *Weir Group P.L.C. (The)................................     740      23,291
   *Whitbread P.L.C........................................     622      25,350
                                                                    -----------
TOTAL UNITED KINGDOM.......................................           2,450,766
                                                                    -----------
TOTAL COMMON STOCKS........................................          12,297,722
                                                                    -----------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)    VALUE+
                                                            ------- -----------
SECURITIES LENDING COLLATERAL -- (1.2%)
   @Repurchase Agreement, Deutsche Bank Securities, Inc.
       0.17%, 02/01/13 (Collateralized by FNMA 3.500%,
       11/01/42, valued at $152,832) to be repurchased at
       $149,836............................................ $   150     149,835
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,050,490).......................................         $12,447,557
                                                                    ===========

                                     1355

INTERNATIONAL LARGE CAP GROWTH PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                   -----------------------------------------
                                    LEVEL 1    LEVEL 2   LEVEL 3    TOTAL
                                   ---------- ---------- ------- -----------
    Common Stocks
       Australia.................. $  437,447 $  489,131   --    $   926,578
       Austria....................         --     34,913   --         34,913
       Canada.....................  1,392,494         --   --      1,392,494
       Finland....................         --     84,105   --         84,105
       France.....................         --  1,092,743   --      1,092,743
       Germany....................         --    946,968   --        946,968
       Hong Kong..................         --    406,874   --        406,874
       Ireland....................         --     26,701   --         26,701
       Israel.....................         --     41,509   --         41,509
       Italy......................    121,979    142,273   --        264,252
       Japan......................    294,503  1,984,233   --      2,278,736
       Netherlands................         --    296,155   --        296,155
       Norway.....................     10,912    113,307   --        124,219
       Singapore..................         --    189,134   --        189,134
       Spain......................         --    366,395   --        366,395
       Sweden.....................         --    375,427   --        375,427
       Switzerland................         --    999,753   --        999,753
       United Kingdom.............  1,220,616  1,230,150   --      2,450,766
    Securities Lending Collateral.         --    149,835   --        149,835
                                   ---------- ----------   --    -----------
    TOTAL......................... $3,477,951 $8,969,606   --    $12,447,557
                                   ========== ==========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                                     1356

                   INTERNATIONAL SMALL CAP GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                                SHARES VALUE++
                                                                ------ --------
COMMON STOCKS -- (96.4%)
AUSTRALIA -- (6.1%)
   *Ainsworth Game Technology, Ltd.............................  3,531 $ 11,073
   *Amcom Telecommunications, Ltd..............................  6,962   11,447
   *AP Eagers, Ltd.............................................  2,495   12,162
   *ARB Corp., Ltd.............................................  1,167   14,480
   *Aristocrat Leisure, Ltd....................................  6,027   23,312
   *Aurora Oil & Gas, Ltd......................................  8,767   34,688
   *Austin Engineering, Ltd....................................  2,240   11,449
   *Automotive Holdings Group, Ltd.............................  1,577    5,928
   *Breville Group, Ltd........................................  2,014   14,256
   *carsales.com, Ltd..........................................  5,781   53,516
   *Cash Converters International, Ltd.........................  8,625   10,252
   *Cedar Woods Properties, Ltd................................  2,176   11,915
   *Decmil Group, Ltd..........................................  4,061   10,565
   *DuluxGroup, Ltd............................................  8,499   36,540
   *Fleetwood Corp., Ltd.......................................  1,564   16,766
   *GUD Holdings, Ltd..........................................  1,989   17,312
   *iiNET, Ltd.................................................  2,435   11,613
   *Imdex, Ltd.................................................  6,188   11,755
   *Invocare, Ltd..............................................  1,280   12,269
   *IOOF Holdings, Ltd.........................................  1,420   12,205
   *Iress, Ltd.................................................  2,803   24,495
   *JB Hi-Fi, Ltd..............................................  3,030   31,336
   *M2 Telecommunications Group, Ltd...........................  2,897   13,279
   *McMillan Shakespeare, Ltd..................................    833   11,933
   *Medusa Mining, Ltd.........................................  4,922   25,476
   *Miclyn Express Offshore, Ltd...............................  3,962    9,767
   *Mineral Resources, Ltd.....................................  3,434   36,985
   *Northern Star Resources, Ltd...............................  8,098    9,411
   *Perpetual Trustees Australia, Ltd..........................    436   17,674
   *Perseus Mining, Ltd........................................  9,528   19,441
   *Reject Shop, Ltd. (The)....................................    760   12,693
   *Resolute Mining, Ltd....................................... 19,709   27,321
   *Retail Food Group, Ltd.....................................    216      765
   *SAI Global, Ltd............................................  5,676   26,466
   *Silver Lake Resources, Ltd.................................  5,604   14,931
   *Sirtex Medical, Ltd........................................    862   10,867
   *SMS Management & Technology, Ltd...........................  2,109   10,499
   *Sundance Energy Australia, Ltd............................. 12,107   11,321
   *Technology One, Ltd........................................    860    1,435
   *Tox Free Solutions, Ltd....................................    862    3,014
   *Troy Resources, Ltd........................................  2,572    9,140
   *Webjet, Ltd................................................  2,304   11,472
   *Western Areas, Ltd.........................................  3,175   14,515
   *Wotif.com Holdings, Ltd....................................  2,322   14,115
                                                                       --------
TOTAL AUSTRALIA................................................         711,854
                                                                       --------
AUSTRIA -- (1.0%)
   *Lenzing AG.................................................    357   36,436
   *Oesterreichischen Post AG..................................    867   37,938
   *RHI AG.....................................................    781   28,604
   *Schoeller-Bleckmann Oilfield Equipment AG..................    106   10,620
                                                                       --------
TOTAL AUSTRIA..................................................         113,598
                                                                       --------
BELGIUM -- (1.2%)
   *Arseus NV..................................................    465   10,883
   *Barco NV...................................................    268   21,298
   *D'ieteren SA/NV............................................    541   23,953
   *Econocom Group.............................................    771    6,271

                                     1357

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
BELGIUM -- (Continued)
   *EVS Broadcast Equipment SA.................................    325 $ 19,387
   *Exmar NV...................................................  1,163   11,928
   *Kinepolis Group NV.........................................     42    4,911
   *Melexis NV.................................................    200    3,793
   *Sipef NV...................................................     81    7,056
   *Tessenderlo Chemie NV......................................    432   15,040
   *Van de Velde NV............................................    222   10,850
                                                                       --------
TOTAL BELGIUM..................................................         135,370
                                                                       --------
CANADA -- (10.0%)
    AG Growth International, Inc...............................    400   13,150
   *Argonaut Gold, Inc.........................................  2,800   25,546
   *B2Gold Corp................................................ 10,700   41,195
   *Bauer Performance Sports, Ltd..............................    600    7,159
    Bird Construction, Inc.....................................  1,200   16,796
    Black Diamond Group, Ltd...................................    800   17,550
    BMTC Group, Inc. Class A...................................    100    1,409
   *Bonterra Energy Corp.......................................    500   23,687
    Canadian Energy Services & Technology Corp.................    700    8,204
    Canexus Corp...............................................  3,700   34,351
   *Canfor Pulp Products, Inc..................................    800    8,021
   *Canyon Services Group, Inc.................................  1,500   16,618
   *CCL Industries, Inc. Class B...............................    700   37,428
    CML HealthCare, Inc........................................  2,700   19,003
   *Computer Modelling Group, Ltd..............................    600   13,210
   *Copper Mountain Mining Corp................................  3,000   10,557
   *Davis & Henderson Corp.....................................  1,800   39,252
   *DeeThree Exploration, Ltd..................................  2,100   14,338
    DirectCash Payments, Inc...................................    200    4,843
   *Endeavour Silver Corp......................................  3,000   20,574
   *Evertz Technologies, Ltd...................................    300    4,855
    Extendicare, Inc...........................................  2,600   20,724
   *FirstService Corp..........................................    700   20,599
   *Fortuna Silver Mines, Inc..................................  3,800   15,849
   *Gluskin Sheff & Associates, Inc............................    400    6,762
   *Great Canadian Gaming Corp.................................  1,200   10,948
    Horizon North Logistics, Inc...............................  2,200   13,323
   *Imax Corp..................................................  1,700   40,156
   *Intertape Polymer Group, Inc...............................  1,200   11,646
   *MacDonald Dettweiler & Associates, Ltd.....................  1,000   62,884
   *Maple Leaf Foods, Inc......................................  1,400   18,009
    Medical Facilities Corp....................................    400    5,795
    Mullen Group, Ltd..........................................  2,400   55,272
   *Norbord, Inc...............................................    700   20,528
    North West Co., Inc. (The).................................  1,300   30,160
    Northland Power, Inc.......................................  2,500   49,002
    Parkland Fuel Corp.........................................  2,100   41,752
   *Pason Systems, Inc.........................................  1,660   28,310
    Premium Brands Holdings Corp...............................    600   10,347
   *Richelieu Hardware, Ltd....................................    100    3,960
    Rogers Sugar, Inc..........................................  1,500    9,565
   *Russel Metals, Inc.........................................  1,900   53,377
    Stantec, Inc...............................................  1,400   57,353
    Student Transportation, Inc................................  1,400    9,124
    Superior Plus Corp.........................................  3,400   37,020
   *Toromont Industries, Ltd...................................  2,300   51,193
    TransForce, Inc............................................  2,100   46,636
   *TransGlobe Energy Corp.....................................  2,300   19,670
    Vicwest, Inc...............................................    400    5,518
    Wajax Corp.................................................    600   26,806

                                     1358

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
CANADA -- (Continued)
    Winpak, Ltd..............................................   500  $    8,522
                                                                     ----------
TOTAL CANADA.................................................         1,168,556
                                                                     ----------
DENMARK -- (1.4%)
   *Alk-Abello A.S...........................................    56       4,241
   *Ambu A.S. Series B.......................................   200       5,702
   *Bang & Olufsen Holdings A.S..............................   583       6,840
   *GN Store Nord A.S........................................ 5,526      89,914
   *Ringkjoebing Landbobank A.S..............................    60       9,070
   *Royal Unibrew A.S........................................   218      20,238
   *SimCorp A.S..............................................   131      31,362
                                                                     ----------
TOTAL DENMARK................................................           167,367
                                                                     ----------
FINLAND -- (2.2%)
   *Alma Media Oyj...........................................   294       1,960
   *KCI Konecranes Oyj....................................... 1,311      44,095
   *Lassila & Tikanoja Oyj...................................   372       6,182
   *Outotec Oyj.............................................. 1,331      83,719
   *PKC Group Oyj............................................   341       7,752
   *Ramirent Oyj............................................. 1,157      11,236
   *Tieto Oyj................................................ 1,485      33,025
   *Tikkurila Oyj............................................   852      18,221
   *Uponor Oyj Series A...................................... 1,165      16,312
   *Vacon Oyj................................................    97       5,766
   *Yit Oyj.................................................. 1,233      27,158
                                                                     ----------
TOTAL FINLAND................................................           255,426
                                                                     ----------
FRANCE -- (3.9%)
   *Alten SA.................................................   431      16,566
   *Altran Technologies SA................................... 3,068      23,211
   *Assystem.................................................   239       5,377
   *Boiron SA................................................   168       7,155
   *Bull SA.................................................. 1,510       6,661
   *Derichebourg SA.......................................... 2,593      12,606
   *Establissements Maurel et Prom SA........................ 2,575      47,553
   *Eurofins Scientific SA...................................   241      43,053
   *GameLoft SE.............................................. 1,435       9,854
   *Ingenico SA.............................................. 1,112      70,099
   *Interparfums SA..........................................   131       4,314
   *Ipsen SA.................................................   499      17,555
   *M6 Metropole Television SA............................... 1,716      28,719
   *Neopost SA...............................................   455      25,971
   *Plastic Omnium SA........................................   704      27,534
   *Sartorius Stedim Biotech SA..............................    48       5,848
   *Sechilienne SA...........................................   566      11,541
   *Societe d'Edition de Canal Plus SA.......................   749       5,258
   *Sopra Group SA...........................................   125       8,991
   *Stallergenes SA..........................................    98       5,830
   *Stef SA..................................................    43       2,284
   *Technicolor SA........................................... 8,569      29,669
   *Thermador Groupe.........................................    49       3,936
   *Vilmorin & Cie SA........................................   143      18,853
   *Virbac SA................................................    91      20,366
                                                                     ----------
TOTAL FRANCE.................................................           458,804
                                                                     ----------
GERMANY -- (4.7%)
   *Amadeus Fire AG..........................................   192      10,948
   *Bertrandt AG.............................................   141      15,522
   *Bijou Brigitte AG........................................   127      12,585
   *Borussia Dortmund GmbH & Co. KGaA........................   831       3,457

                                     1359

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                               SHARES  VALUE++
                                                               ------- --------
GERMANY -- (Continued)
   *CANCOM AG.................................................     537 $ 10,589
   *Carl Zeiss Meditec AG.....................................     906   29,583
   *Cewe Color Holding AG.....................................     239   10,604
   *Comdirect Bank AG.........................................     239    2,811
   *CompuGroup Medical AG.....................................     314    6,900
   *CTS Eventim AG............................................     568   20,304
   *Dialog Semiconductor P.L.C................................   1,852   33,026
   *Drillisch AG..............................................   1,283   21,043
   *Duerr AG..................................................     340   33,267
   *ElreingKlinger AG.........................................     958   33,873
   *Gerresheimer AG...........................................     945   48,587
   *Gerry Weber International AG..............................     694   33,714
   *GFK SE....................................................      26    1,505
   *Hamburger Hafen und Logistik AG...........................     741   18,296
   *Kuka AG...................................................     567   21,995
   *KWS Saat AG...............................................      44   16,329
   *LPKF Laser & Electronics AG...............................     493   11,226
   *Nemetschek AG.............................................     227   11,767
   *NORMA Group AG............................................     455   13,226
   *Pfeiffer Vacuum Technology AG.............................     101   12,584
   *Rational AG...............................................      82   24,841
   *Schaltbau Holding AG......................................     103    4,844
   *STRATEC Biomedical AG.....................................      53    2,752
   *Takkt AG..................................................     104    1,485
   *Tipp24 SE.................................................     148    9,240
   *Wincor Nixdorf AG.........................................     900   46,996
   *Wirecard AG...............................................     820   18,678
                                                                       --------
TOTAL GERMANY.................................................          542,577
                                                                       --------
HONG KONG -- (2.5%)
   *Cafe de Coral Holdings, Ltd...............................   8,000   24,458
   *Chow Sang Sang Holdings International, Ltd................   4,000   10,591
   *Emperor Watch & Jewellery, Ltd............................ 110,000   13,480
   *Giordano International, Ltd...............................  26,000   26,410
   *Hutchison Telecommunications Hong Kong Holdings, Ltd......  46,000   20,882
   *IT, Ltd...................................................  16,000    6,950
    Johnson Electric Holdings, Ltd............................   6,500    4,608
   *Luk Fook Holdings International, Ltd......................  10,000   34,934
   *Pacific Textile Holdings, Ltd.............................   4,000    3,607
   *Pico Far East Holdings, Ltd...............................  38,000   10,442
   *SA SA International Holdings, Ltd.........................  30,000   27,081
   *SmarTone Telecommunications Holdings, Ltd.................  11,500   20,491
   *Stella International Holdings, Ltd........................   6,500   18,697
   *Trinity, Ltd..............................................  16,000    9,880
   *Vitasoy International Holdings, Ltd.......................  18,000   18,979
   *Xinyi Glass Holdings, Ltd.................................  54,000   35,510
                                                                       --------
TOTAL HONG KONG...............................................          287,000
                                                                       --------
IRELAND -- (0.8%)
   *DCC P.L.C.................................................   1,562   51,128
   *Glanbia P.L.C.............................................   3,974   44,367
                                                                       --------
TOTAL IRELAND.................................................           95,495
                                                                       --------
ISRAEL -- (0.4%)
   *Cellcom Israel, Ltd.......................................   1,611   12,027
   *Elbit Systems, Ltd........................................      10      384
   *Osem Investments, Ltd.....................................     718   11,886
   *Partner Communications Co., Ltd...........................     674    3,883
   *Paz Oil Co., Ltd..........................................      89   13,286
   *Shikun & Binui, Ltd.......................................   2,146    4,053

                                     1360

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED


                                                                SHARES VALUE++
                                                                ------ --------
ISRAEL -- (Continued)
   *Strauss Group, Ltd.........................................    324 $  4,026
                                                                       --------
TOTAL ISRAEL...................................................          49,545
                                                                       --------
ITALY -- (3.9%)
   *Amplifon SpA...............................................  2,845   15,195
   *Ansaldo STS SpA............................................  2,718   27,979
   *Autogrill SpA..............................................  3,648   44,735
   *Azimut Holding SpA.........................................  3,423   60,211
   *Banca Generali SpA.........................................  1,601   30,686
   *Banca Popolare di Sondrio Scarl............................  9,807   70,643
   *Brembo SpA.................................................    851   11,840
   *Danieli & Co. SpA..........................................    452   13,978
   *De Longhi SpA..............................................    874   14,114
    DiaSorin SpA...............................................    712   27,781
   *Indesit Co. SpA............................................  1,371   11,522
   *Interpump Group SpA........................................  2,082   15,967
   *MARR SpA...................................................    903   10,116
   *Mediaset SpA............................................... 22,584   59,332
   *RCS MediaGroup SpA.........................................  4,814    7,644
   *Recordati SpA..............................................  2,704   27,678
   *Yoox SpA...................................................    557   10,632
                                                                       --------
TOTAL ITALY....................................................         460,053
                                                                       --------
JAPAN -- (21.8%)
   *Aderans Co., Ltd...........................................  1,000   12,952
   *Aeon Delight Co., Ltd......................................    800   14,971
    Ai Holdings Corp...........................................  1,000    8,322
   *Aica Kogyo Co., Ltd........................................  2,000   33,231
   *Ain Pharmaciez, Inc........................................    400   21,611
   *Akebono Brake Industry Co., Ltd............................  3,100   15,056
   *Amano Corp.................................................  1,500   13,506
   *Arcs Co., Ltd..............................................    600   11,238
   *Ariake Japan Co., Ltd......................................    600   10,930
   *Arnest One Corp............................................  1,700   27,201
   *Asahi Holdings, Inc........................................    700   12,196
   *ASKUL Corp.................................................  1,000   14,838
   *Avex Group Holdings, Inc...................................  1,300   35,138
    Canon Electronics, Inc.....................................    800   16,404
   *Capcom Co., Ltd............................................  1,800   29,056
   *Chiyoda Co., Ltd...........................................    900   20,834
   *cocokara fine, Inc.........................................    400   13,115
   *Colowide Co., Ltd..........................................  2,000   19,802
   *Daikyo, Inc................................................ 12,000   32,133
   *Daio Paper Corp............................................  2,000   13,611
   *Doshisha Co., Ltd..........................................    500   13,563
   *Dr. Ci:Labo Co., Ltd.......................................      5   14,778
   *DTS Corp...................................................    800   10,130
   *Enplas Corp................................................    400   17,722
   *EPS Corp...................................................      4   11,350
   *FCC Co., Ltd...............................................  1,000   21,495
   *Foster Electric Co., Ltd...................................    900   14,170
   *Fuji Kyuko Co., Ltd........................................  1,000    5,869
   *Fuji Oil Co., Ltd..........................................  1,400   19,019
   *Fujibo Holdings, Inc.......................................  4,000   13,126
   *Fujimori Kogyo Co., Ltd....................................    500   11,691
   *Fujitsu General, Ltd.......................................  2,000   17,526
   *Geo Holdings Corp..........................................     13   13,037
    GMO Internet, Inc..........................................  2,600   19,048
   *HAJIME CONSTRUCTION Co., Ltd...............................    500   21,267
   *Haseko Corp................................................ 13,000   12,498
   *Hazama Corp................................................  4,300   11,678

                                     1361

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                 SHARES VALUE++
                                                                 ------ -------
JAPAN -- (Continued)
   *Hitachi Kokusai Electric, Inc...............................  2,000 $16,545
   *Hitachi Zosen Corp.......................................... 31,000  49,485
    Hogy Medical Co., Ltd.......................................    200   9,639
   *Hokuto Corp.................................................    900  16,882
   *Internet Initiative Japan, Inc..............................    900  25,176
   *Iseki & Co., Ltd............................................  6,000  16,272
   *Iwatani Corp................................................  5,000  18,950
   *Joshin Denki Co., Ltd.......................................  1,000  10,031
   *JVC Kenwood Holdings, Inc...................................  5,300  18,360
   *Kansai Urban Banking Corp................................... 10,000  12,589
   *Kappa Create Holdings Co., Ltd..............................    500  11,515
   *Kintetsu World Express, Inc.................................    600  19,696
   *Kinugawa Rubber Industrial Co., Ltd.........................  2,000  11,043
   *Kitz Corp...................................................  3,400  17,514
   *Leopalace21 Corp............................................  5,900  22,744
   *Maruha Nichiro Holdings, Inc................................ 13,000  22,599
   *Matsumotokiyoshi Holdings Co., Ltd..........................  1,200  29,111
   *Matsuya Co., Ltd............................................    700   6,342
   *Megachips Corp..............................................    800  13,694
   *Megane TOP Co., Ltd.........................................  1,000  12,539
   *Megmilk Snow Brand Co., Ltd.................................    900  15,524
   *Meidensha Corp..............................................  8,000  25,310
   *Meitec Corp.................................................  1,300  33,257
    Milbon Co., Ltd.............................................    400  12,900
    Mitsubishi Pencil Co., Ltd..................................    700  12,021
    Monotaro Co., Ltd...........................................    600  22,049
   *Moshi Moshi Hotline, Inc....................................    900  13,155
   *Musashi Seimitsu Industry Co., Ltd..........................    900  18,283
   *Nachi-Fujikoshi Corp........................................  6,000  24,365
   *Nagaileben Co., Ltd.........................................    800  10,291
   *NEC Networks & System Integration Corp......................    600  11,271
   *Nichias Corp................................................  4,000  21,769
   *Nichii Gakkan Co............................................  1,800  15,492
   *Nichi-iko Pharmaceutical Co., Ltd...........................    900  18,922
   *Nifco, Inc..................................................  1,700  35,307
   *Nihon M&A Center, Inc.......................................    300  10,598
   *Nihon Nohyaku Co., Ltd......................................  2,000  11,658
   *Nihon Parkerizing Co., Ltd..................................  1,000  16,483
   *Nihon Unisys, Ltd...........................................  2,000  16,340
   *Nikkiso Co., Ltd............................................  2,000  21,799
   *Nippon Coke & Engineering Co., Ltd..........................  9,500  14,138
   *Nippon Gas Co., Ltd.........................................    500   6,240
   *Nippon Synthetic Chemical Industry Co., Ltd. (The)..........  2,000  14,680
   *Nissin Electric Co., Ltd....................................  2,000  10,022
   *Nissin Kogyo Co., Ltd.......................................  1,400  21,001
   *Nitto Boseki Co., Ltd.......................................  7,000  28,701
   *Nitto Kogyo Corp............................................  1,000  13,574
   *NS Solutions Corp...........................................    600  12,013
    Okabe Co., Ltd..............................................  2,000  14,717
   *Okinawa Cellular Telephone Co...............................    600  13,138
   *OKUMA Corp..................................................  6,000  45,370
   *Penta-Ocean Construction Co., Ltd........................... 12,000  30,273
   *Pigeon Corp.................................................    800  43,573
    Pilot Corp..................................................      5  12,597
   *Plenus Co., Ltd.............................................    900  14,832
   *Point, Inc..................................................    330  11,369
   *Press Kogyo Co., Ltd........................................  4,000  17,608
   *Relo Holdings, Inc..........................................    400  14,761
   *Resorttrust, Inc............................................    600  13,038
   *Saizeriya Co., Ltd..........................................  1,200  15,921
   *Sanden Corp.................................................  5,000  20,453

                                     1362

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                              SHARES  VALUE++
                                                              ------ ----------
JAPAN -- (Continued)
   *Sanken Electric Co., Ltd.................................  5,000 $   19,991
   *Sankyu, Inc.............................................. 10,000     39,483
   *Sanwa Holdings Corp......................................  9,000     42,904
    Sapporo Holdings, Ltd.................................... 13,000     43,161
   *Sato Holdings Corp.......................................    900     14,366
   *Seria Co., Ltd...........................................    900     14,366
   *Ship Healthcare Holdings, Inc............................    800     22,888
   *Showa Corp...............................................  2,000     21,489
   *St. Marc Holdings Co., Ltd...............................    200      7,896
   *Starbucks Coffee Japan, Ltd..............................     15     10,952
   *Sumitomo Real Estate Sales Co., Ltd......................    350     17,301
   *Tachi-S Co., Ltd.........................................    900     15,862
   *Takuma Co., Ltd..........................................  2,000     12,346
    Tamron Co., Ltd..........................................    600     16,912
   *Tatsuta Electric Wire & Cable Co., Ltd...................  2,000     16,848
   *Tokai Corp...............................................    400     11,143
   *Token Corp...............................................    250     13,935
   *Tokyo Dome Corp..........................................  8,000     30,490
   *Tokyo Seimitsu Co., Ltd..................................  1,100     18,897
   *Tokyu Livable, Inc.......................................    900     14,263
   *Tomy Co., Ltd............................................  2,400     12,924
   *Topcon Corp..............................................  2,200     18,001
   *Toshiba Machine Co., Ltd.................................  5,000     22,869
   *Towa Pharmaceutical Co., Ltd.............................    200     10,663
    Toyo Tire & Rubber Co., Ltd..............................  8,000     27,571
   *Toyobo Co., Ltd.......................................... 34,000     54,218
   *TS Tech Co., Ltd.........................................  1,800     34,815
   *Tsubakimoto Chain Co.....................................  6,000     31,862
   *Tsugami Corp.............................................  2,000     12,323
   *Unipres Corp.............................................  1,300     28,793
   *United Arrows, Ltd.......................................    600     14,520
   *Valor Co., Ltd...........................................    700     11,176
   *Wacom Co., Ltd...........................................     14     45,659
   *WATAMI Co., Ltd..........................................    700     13,197
   *Yamazen Co., Ltd.........................................  1,400     10,375
   *Yoshinoya Holdings Co., Ltd..............................     18     21,524
   *Yuasa Trading Co., Ltd...................................  8,000     15,670
   *Zenrin Co., Ltd..........................................    800     10,665
                                                                     ----------
TOTAL JAPAN..................................................         2,541,969
                                                                     ----------
NETHERLANDS -- (2.6%)
   *Aalberts Industries NV...................................  2,754     61,889
   *ASM International NV.....................................  1,494     59,543
   *Brunel International NV..................................    284     15,218
   *Nutreco NV...............................................  1,040     92,191
   *Royal Imtech NV..........................................  2,089     55,167
   *Unit4 NV.................................................    658     22,019
                                                                     ----------
TOTAL NETHERLANDS............................................           306,027
                                                                     ----------
NEW ZEALAND -- (1.1%)
   *Fisher & Paykel Healthcare Corp., Ltd.................... 15,083     30,156
   *Freightways, Ltd.........................................  4,101     15,624
   *Mainfreight, Ltd.........................................  2,498     25,151
   *SKYCITY Entertainment Group, Ltd......................... 16,172     53,888
                                                                     ----------
TOTAL NEW ZEALAND............................................           124,819
                                                                     ----------
NORWAY -- (0.9%)
   *DNO International ASA.................................... 18,324     31,268
   *Ekornes ASA..............................................    223      3,903
   *Kvaerner ASA.............................................  3,131      9,051

                                     1363

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
NORWAY -- (Continued)
   *Leroey Seafood Group ASA...................................    269 $  7,774
   *Norwegian Air Shuttle ASA..................................    342   10,440
   *Opera Software ASA.........................................    609    3,819
   *Tomra Systems ASA..........................................  3,467   29,502
   *Veidekke ASA...............................................  1,429   12,062
                                                                       --------
TOTAL NORWAY...................................................         107,819
                                                                       --------
PORTUGAL -- (0.4%)
   *Altri SGPS SA..............................................  4,416   11,062
   *Banco BPI SA............................................... 12,814   22,065
   *Zon Multimedia Servicos de Telecomunicacoes e Multimedia
     SGPS SA...................................................  2,275    9,734
                                                                       --------
TOTAL PORTUGAL.................................................          42,861
                                                                       --------
SINGAPORE -- (1.4%)............................................
   *Biosensors International Group, Ltd........................ 18,000   19,706
   *Boustead Singapore, Ltd.................................... 13,000   11,867
   *Cosco Corp Singapore, Ltd.................................. 24,000   18,430
   *CSE Global, Ltd............................................ 16,000   11,189
   *Goodpack, Ltd..............................................  9,000   13,273
   *Hyflux, Ltd................................................ 13,000   14,132
   *OSIM International, Ltd....................................  7,000   10,182
   *Raffles Medical Group, Ltd.................................  7,000   17,116
   *Singapore Post, Ltd........................................ 23,000   22,491
   *Super Group, Ltd...........................................  7,000   19,511
                                                                       --------
TOTAL SINGAPORE................................................         157,897
                                                                       --------
SPAIN -- (1.9%)
    Bolsas y Mercados Espanoles SA.............................  1,973   55,267
   *Construcciones y Auxiliar de Ferrocarriles SA..............     19    9,515
   *Duro Felguera SA...........................................  1,605   11,654
   *Obrascon Huarte Lain SA....................................  1,115   33,880
   *Tecnicas Reunidas SA.......................................    824   41,885
    Viscofan SA................................................  1,305   68,250
                                                                       --------
TOTAL SPAIN....................................................         220,451
                                                                       --------
SWEDEN -- (2.9%)
   *Aarhuskarlshamn AB.........................................    607   25,834
   *AddTech AB Series B........................................    348   10,577
   *Avanza Bank Holding AB.....................................    361    8,804
   *Axfood AB..................................................    540   22,340
   *Axis Communications AB.....................................  1,002   24,837
   *Betsson AB.................................................    817   27,390
   *Clas Ohlson AB Series B....................................    802   11,977
   *Concentric AB..............................................    231    2,074
   *Hexpol AB..................................................    698   38,605
   *HIQ International AB.......................................    881    5,345
   *Hoganas AB Series B........................................    579   23,960
   *Indutrade AB...............................................    158    5,173
   *Intrum Justitia AB.........................................  1,421   22,994
   *Mekonomen AB...............................................    593   21,116
   *Net Entertainment NE AB Series B...........................    260    3,469
   *Oriflame Cosmetics SA SDR..................................  1,351   44,244
   *Rezidor Hotel Group AB.....................................  2,035    8,920
   *Sweco AB Series B..........................................    345    3,988
   *Unibet Group P.L.C. SDR....................................    857   29,530
                                                                       --------
TOTAL SWEDEN...................................................         341,177
                                                                       --------
SWITZERLAND -- (4.0%)
   *Ams AG.....................................................    310   38,136
   *Ascom Holding AG...........................................     77      865

                                     1364

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                                SHARES VALUE++
                                                                ------ --------
SWITZERLAND -- (Continued)
   *Belimo Holdings AG.........................................     12 $ 23,897
   *Bossard Holding AG.........................................     64   10,519
   *Bucher Industries AG.......................................    168   35,236
   *Burckhardt Compression Holding AG..........................     74   26,079
   *Emmi AG....................................................     40   10,993
   *Flughafen Zuerich AG.......................................    124   55,177
   *Gategroup Holding AG.......................................    780   19,560
   *Implenia AG................................................    383   18,932
   *Inficon Holding AG.........................................     14    3,842
   *Kaba Holding AG............................................     96   40,493
   *Kuoni Reisen Holding AG Series B...........................     96   29,179
   *LEM Holding SA.............................................      8    4,998
   *Micronas Semiconductor Holding AG..........................    843    7,807
   *Mobilezone Holding AG......................................    128    1,356
   *OC Oerlikon Corp. AG.......................................  5,434   66,720
   *Phoenix Mecano AG..........................................      6    2,903
   *PubliGroupe SA.............................................     22    3,507
   *Rieters Holdings AG........................................     70   13,677
   *Swisslog Holding AG........................................  4,879    6,056
   *Swissquote Group Holding SA................................     91    3,169
   *Tecan Group AG.............................................    241   22,848
   *Temenos Group AG...........................................    936   19,159
                                                                       --------
TOTAL SWITZERLAND..............................................         465,108
                                                                       --------
UNITED KINGDOM -- (21.3%)
   *Anite P.L.C................................................  4,562   10,427
   *Ashmore Group P.L.C........................................ 10,211   57,863
   *Ashtead Group P.L.C........................................ 14,423  103,789
   *AZ Electronic Materials SA.................................  6,197   36,705
   *Berendsen P.L.C............................................  2,962   28,674
   *Cineworld Group P.L.C......................................    663    2,817
   *Cobham P.L.C............................................... 30,906  103,749
   *Consort Medical P.L.C......................................    334    3,776
   *Daily Mail & General Trust P.L.C. Series A.................  5,249   49,883
   *Dechra Pharmaceuticals P.L.C...............................  2,401   23,627
   *Devro P.L.C................................................  2,454   13,263
   *Dialight P.L.C.............................................    550    9,712
   *Dignity P.L.C..............................................  1,010   18,686
   *Domino's Pizza Group P.L.C.................................  3,598   29,363
   *Dunelm Group P.L.C.........................................  2,050   24,680
   *Electrocomponents P.L.C.................................... 12,545   48,472
   *Elementis P.L.C............................................ 12,834   42,968
   *Euromoney Institutional Investor P.L.C.....................    738   10,421
   *Fenner P.L.C...............................................  5,142   30,926
   *Fidessa Group P.L.C........................................  1,064   25,937
   *Filtrona P.L.C.............................................  5,442   49,683
   *Genus P.L.C................................................  1,087   24,477
   *Go-Ahead Group P.L.C.......................................    639   13,233
   *Greggs P.L.C...............................................  2,898   21,964
    Halfords Group P.L.C.......................................  4,290   23,179
   *Halma P.L.C................................................  5,990   43,751
   *Hays P.L.C................................................. 40,066   56,516
   *Hilton Food Group, Ltd.....................................    327    1,636
   *Howden Joinery Group P.L.C................................. 15,749   46,806
   *IG Group Holdings P.L.C.................................... 10,446   74,095
   *Inmarsat P.L.C............................................. 12,826  131,129
   *Invensys P.L.C............................................. 19,856  108,709
   *ITE Group P.L.C............................................  3,161   12,830
   *James Fisher & Sons P.L.C..................................    295    3,811
   *Jardine Lloyd Thompson Group P.L.C.........................  1,990   24,776
   *JD Wetherspoon P.L.C.......................................  2,723   22,098

                                     1365

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
UNITED KINGDOM -- (Continued)
   *John Menzies P.L.C.....................................     369 $     4,060
   *Kcom Group P.L.C.......................................  14,627      16,686
   *Kier Group P.L.C.......................................     751      16,066
   *Ladbrokes P.L.C........................................  23,409      78,818
   *LSL Property Services P.L.C............................     592       2,778
   *Michael Page International P.L.C.......................   7,711      49,792
   *Micro Focus International P.L.C........................   4,275      41,352
   *Mitie Group P.L.C......................................   9,172      40,985
   *Moneysupermarket.com Group P.L.C.......................   7,698      22,489
   *Morgan Crucible Co. P.L.C..............................   6,162      27,128
   *Mothercare P.L.C.......................................   1,337       6,584
   *NCC Group P.L.C........................................   2,206       4,896
   *Oxford Instruments P.L.C...............................   1,203      31,304
   *PayPoint P.L.C.........................................     734       9,744
   *Premier Farnell P.L.C..................................   7,259      24,381
   *Rank Group P.L.C.......................................     810       1,932
   *Renishaw P.L.C.........................................     790      23,427
   *Restaurant Group P.L.C.................................   4,274      25,500
   *Rightmove P.L.C........................................   1,986      52,759
   *Rotork P.L.C...........................................   1,692      71,057
    RPC Group P.L.C........................................   4,154      28,279
   *Senior P.L.C...........................................   5,571      17,774
   *Spectris P.L.C.........................................   2,124      74,401
   *Spirax-Sarco Engineering P.L.C.........................   1,940      69,237
   *Sports Direct International P.L.C......................   4,154      26,021
   *Sthree P.L.C...........................................   1,196       6,368
   *SuperGroup P.L.C.......................................     980       9,441
   *TalkTalk Telecom Group P.L.C...........................  14,362      53,843
   *Ted Baker P.L.C........................................     298       5,698
   *Telecity Group P.L.C...................................   5,755      77,314
   *Telecom Plus P.L.C.....................................     914      14,033
   *UBM P.L.C..............................................   7,033      83,774
   *Ultra Electronics Holdings P.L.C.......................     838      21,855
   *Victrex P.L.C..........................................   2,262      54,926
   *WH Smith P.LC..........................................   3,342      35,297
   *WS Atkins P.L.C........................................   1,924      25,303
                                                                    -----------
TOTAL UNITED KINGDOM.......................................           2,489,733
                                                                    -----------
TOTAL COMMON STOCKS........................................          11,243,506
                                                                    -----------

                                                            SHARES/
                                                             FACE
                                                            AMOUNT
                                                             (000)    VALUE+
                                                            ------- -----------
SECURITIES LENDING COLLATERAL -- (3.6%)
  @Repurchase Agreement, Deutsche Bank Securities, Inc.
   0.17%, 02/01/13 (Collateralized by FNMA 3.500%,
   11/01/42, valued at $427,710) to be repurchased at
   $419,326................................................ $   419     419,324
                                                                    -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,188,032)^^.....................................         $11,662,830
                                                                    ===========

                                     1366

INTERNATIONAL SMALL CAP GROWTH PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                     ---------- ----------- ------- -----------
 Common Stocks
    Australia.......................         -- $   711,854   --    $   711,854
    Austria.........................         --     113,598   --        113,598
    Belgium.........................         --     135,370   --        135,370
    Canada.......................... $1,113,284      55,272   --      1,168,556
    Denmark.........................         --     167,367   --        167,367
    Finland.........................         --     255,426   --        255,426
    France..........................         --     458,804   --        458,804
    Germany.........................         --     542,577   --        542,577
    Hong Kong.......................         --     287,000   --        287,000
    Ireland.........................         --      95,495   --         95,495
    Israel..........................         --      49,545   --         49,545
    Italy...........................         --     460,053   --        460,053
    Japan...........................         --   2,541,969   --      2,541,969
    Netherlands.....................         --     306,027   --        306,027
    New Zealand.....................         --     124,819   --        124,819
    Norway..........................         --     107,819   --        107,819
    Portugal........................         --      42,861   --         42,861
    Singapore.......................         --     157,897   --        157,897
    Spain...........................         --     220,451   --        220,451
    Sweden..........................         --     341,177   --        341,177
    Switzerland.....................         --     465,108   --        465,108
    United Kingdom..................         --   2,489,733   --      2,489,733
 Securities Lending Collateral......         --     419,324   --        419,324
                                     ---------- -----------   --    -----------
 TOTAL.............................. $1,113,284 $10,549,546   --    $11,662,830
                                     ========== ===========   ==    ===========

              See accompanying Notes to Schedules of Investments.

                                     1367

ORGANIZATION

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. At January 31, 2013, the Fund consists of seventy-three operational portfolios, (the "Portfolios") all of which are included in this document. The Fund's investment advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The Master Funds are part of other entities that are also advised by the Advisor. The Schedules of Investments for the Master Funds have been included in this document.

SECURITY VALUATION

   The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:
   o Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Fund of Funds (International Small Company Portfolio, DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, Selectively Hedged Global Equity, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II and Dimensional Retirement Fixed Income Fund II) invest in the funds indicated on the Schedule of Investments. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding Master Fund. Master Funds' shares held by DFA Global Real Estate Securities Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, Selectively Hedged Global Equity Portfolio, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, and Dimensional Retirement Fixed Income Fund II are valued at their respective daily net asset value. The Feeder Funds' (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, LWAS/DFA International High Book to Market Portfolio, and Tax-Managed U.S. Marketwide Value Portfolio) and the following Fund of Funds' (International Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio and Dimensional Retirement Equity Fund II), investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Social Core Equity 2 Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, and U.S. Small Cap Growth Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, Tax-Managed DFA International Value Portfolio, International Social Core Equity Portfolio, DFA International Value ex Tobacco Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, and International Small Cap Growth Portfolio), including over-the-counter securities,

                                     1368
are valued at the last quoted sale price at the close of the exchanges on which they ar principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFAIntermediate Government Fixed Income Portfolio, DFAShort-Term Extended Quality Portfolio, DFAIntermediate-Term Extended Quality Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, and Dimensional Retirement Fixed Income Fund III (the "Fixed Income Portfolios") and DFA Commodity Strategy Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market

                                     1369
quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the insrument or terminate the contracts and are categorized as Level 2 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy table have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios had no material transfers between Level 1 and Level 2 during the period ended January 31, 2013.

FINANCIAL INSTRUMENTS

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.All open repurchase agreements were entered into on January 31, 2013.

   2.  Treasury Inflation-Protected Securities (TIPS): The DFA
Inflation-Protected Securities Portfolio may purchase TIPS which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.

   3. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   4. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio, Selectively Hedged Global Equity Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, VA Global Bond Portfolio, and DFA Commodity Strategy Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship

                                     1370
of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolios as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

   At January 31, 2013, the following Portfolios had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                                                    UNREALIZED
                                                                      FOREIGN
 SETTLEMENT  CURRENCY                    CONTRACT      VALUE AT      EXCHANGE
   DATE      AMOUNT**     CURRENCY        AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
 ----------  -------- ------------------ --------  ---------------- -----------
 02/25/13    (11,433) Canadian Dollars   $(11,457)     $(11,504)       $  47
 03/22/13    (35,169) Euro                (47,766)      (46,834)        (932)
 02/25/13     (2,086) Australian Dollar    (2,172)       (2,171)          (1)
 02/25/13     (5,825) UK Pound Sterling    (9,238)       (9,205)         (33)
 03/22/13    (15,582) Danish Kroner        (2,837)       (2,810)         (27)
 02/25/13      2,648  UK Pound Sterling     4,199         4,171           28
 03/22/13    (15,558) Danish Kroner        (2,833)       (2,814)         (19)
                                         --------      --------        -----
                                         $(72,104)     $(71,167)       $(937)
                                         ========      ========        =====

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT  CURRENCY                     CONTRACT      VALUE AT      EXCHANGE
  DATE      AMOUNT**      CURRENCY        AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
----------  --------  ------------------ --------  ---------------- -----------
04/03/13        (721) Danish Kroner      $   (131)     $   (128)       $ (3)
03/19/13      (2,543) Euro                 (3,454)       (3,384)        (70)
04/16/13        (858) Swiss Francs           (943)         (923)        (20)
02/19/13    (230,426) Japanese Yen         (2,520)       (2,604)         84
04/03/13        (547) Danish Kroner          (100)          (98)         (2)
03/19/13      (1,598) Euro                 (2,170)       (2,128)        (42)
02/19/13    (134,015) Japanese Yen         (1,466)       (1,491)         25
02/22/13     (16,325) Hong Kong Dollars    (2,105)       (2,106)          1
04/16/13        (547) Swiss Francs           (602)         (586)        (16)
                                         --------      --------        ----
                                         $(13,491)     $(13,448)       $(43)
                                         ========      ========        ====

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT  CURRENCY                     CONTRACT      VALUE AT      EXCHANGE
  DATE      AMOUNT**      CURRENCY        AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
----------  --------  ----------------  ---------  ---------------- -----------
02/04/13    (105,927) Euro              $(143,831)    $(138,840)      $(4,991)
02/05/13    (116,793) Euro               (158,584)     (152,678)       (5,906)

                                     1371

                                                                        UNREALIZED
                                                                          FOREIGN
SETTLEMENT   CURRENCY                        CONTRACT      VALUE AT      EXCHANGE
  DATE       AMOUNT**        CURRENCY         AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
----------  ----------  ------------------- ---------  ---------------- -----------
02/05/13         2,172  Euro                $   2,950     $   2,819       $   131
02/06/13      (106,326) Euro                 (144,373)     (137,862)       (6,511)
02/12/13       (54,327) Euro                  (73,769)      (70,875)       (2,894)
02/12/13       (54,327) Euro                  (73,769)      (70,875)       (2,894)
02/05/13        10,020  Euro                   13,606        13,113           493
02/05/13        (6,813) Euro                   (9,250)       (8,968)         (282)
02/20/13       (34,021) UK Pound Sterling     (53,951)      (55,430)        1,479
02/20/13       (15,494) UK Pound Sterling     (24,570)      (25,037)          467
02/07/13      (129,120) Canadian Dollars     (129,438)     (131,045)        1,607
03/01/13      (140,097) Norwegian Krone       (25,617)      (25,333)         (284)
02/07/13       (93,036) New Zealand Dollar    (78,042)      (77,754)         (288)
04/02/13       (10,934) Euro                  (14,852)      (14,415)         (437)
04/05/13      (107,454) Euro                 (145,952)     (140,422)       (5,530)
04/05/13    (6,234,729) Japanese Yen          (68,210)      (71,012)        2,802
03/08/13      (110,709) Euro                 (150,351)     (144,885)       (5,466)
02/13/13      (128,743) Canadian Dollars     (129,045)     (130,416)        1,371
02/07/13           869  Canadian Dollars          871           879            (8)
02/07/13        (4,966) New Zealand Dollar     (4,166)       (4,159)           (7)
02/14/13      (107,013) Euro                 (145,313)     (140,297)       (5,016)
04/02/13       (11,008) Euro                  (14,952)      (14,599)         (353)
03/11/13      (119,541) Euro                 (162,348)     (159,562)       (2,786)
04/02/13        (4,833) Euro                   (6,565)       (6,472)          (93)
02/13/13       (15,365) Canadian Dollars      (15,401)      (15,606)          205
02/19/13      (131,197) Canadian Dollars     (131,489)     (132,982)        1,493
02/07/13       (40,796) Canadian Dollars      (40,897)      (41,427)          530
02/20/13         7,262  UK Pound Sterling      11,516        11,665          (149)

                                     1372

                                                                       UNREALIZED
                                                                         FOREIGN
SETTLEMENT   CURRENCY                       CONTRACT      VALUE AT      EXCHANGE
  DATE       AMOUNT**       CURRENCY         AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
----------  ---------  ------------------- ---------  ---------------- -----------
02/21/13     (140,915) Canadian Dollars    $(141,222)    $(142,592)      $ 1,370
02/07/13       (2,001) New Zealand Dollar     (1,679)       (1,682)            3
02/20/13        8,241  UK Pound Sterling      13,068        13,179          (111)
04/17/13     (130,215) Canadian Dollars     (130,341)     (131,858)        1,517
03/08/13      (19,449) Euro                  (26,413)      (26,019)         (394)
02/22/13     (129,276) Canadian Dollars     (129,555)     (130,455)          900
02/19/13     (104,029) Danish Kroner         (18,936)      (18,570)         (366)
03/15/13      (12,416) Euro                  (16,862)      (16,542)         (320)
03/22/13      (53,353) Euro                  (72,463)      (71,046)       (1,417)
02/07/13      (11,916) New Zealand Dollar     (9,996)      (10,012)           16
02/19/13     (103,810) Danish Kroner         (18,896)      (18,527)         (369)
04/02/13      (11,802) Euro                  (16,030)      (15,727)         (303)
03/22/13      (53,353) Euro                  (72,463)      (71,046)       (1,417)
02/19/13     (104,001) Danish Kroner         (18,931)      (18,570)         (361)
02/14/13      (22,892) Euro                  (31,086)      (30,502)         (584)
03/15/13      (31,182) Euro                  (42,349)      (41,709)         (640)
03/25/13     (106,195) Euro                 (144,233)     (143,041)       (1,192)
02/19/13     (103,825) Danish Kroner         (18,899)      (18,734)         (165)
02/05/13      (37,852) Euro                  (51,396)      (50,961)         (435)
02/28/13     (146,680) Canadian Dollars     (146,979)     (145,335)       (1,644)
02/28/13     (101,947) Euro                 (138,445)     (137,328)       (1,117)
02/27/13     (154,791) Danish Kroner         (28,178)      (27,919)         (259)
02/27/13     (123,977) Danish Kroner         (22,569)      (22,425)         (144)
04/05/13    2,234,321  Japanese Yen           24,444        24,653          (209)
02/04/13      105,927  Euro                  143,831       143,434           397
03/27/13     (105,979) Euro                 (143,941)     (143,547)         (394)
02/27/13      (64,721) Danish Kroner         (11,782)      (11,778)           (4)

                                     1373

                                                                    UNREALIZED
                                                                      FOREIGN
 SETTLEMENT  CURRENCY                   CONTRACT       VALUE AT      EXCHANGE
   DATE      AMOUNT**    CURRENCY        AMOUNT    JANUARY 31, 2013 GAIN (LOSS)
 ----------  -------- --------------  -----------  ---------------- -----------
 02/28/13     (3,243) Euro            $    (4,404)   $    (4,402)     $    (2)
                                      -----------    -----------      -------
                                      $(1,459,541)   $(1,453,883)     $(5,658)
                                      ===========    ===========      =======

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT  CURRENCY                     CONTRACT      VALUE AT      EXCHANGE
  DATE      AMOUNT**     CURRENCY         AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
----------  -------- ------------------ ---------  ---------------- -----------
04/04/13    (71,316) Danish Kroner      $ (12,987)    $ (12,455)      $  (532)
04/04/13    (21,765) Euro                 (29,563)      (28,335)       (1,228)
04/04/13     (5,843) Euro                  (7,936)       (7,649)         (287)
03/22/13    (59,676) Euro                 (81,050)      (79,454)       (1,596)
02/27/13    (15,109) UK Pound Sterling    (23,959)      (23,877)          (82)
                                        ---------     ---------       -------
                                        $(155,495)    $(151,770)      $(3,725)
                                        =========     =========       =======

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT  CURRENCY                      CONTRACT      VALUE AT      EXCHANGE
  DATE      AMOUNT**      CURRENCY         AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
----------  --------  ------------------ ---------  ---------------- -----------
02/01/13     (72,797) UK Pound Sterling  $(115,455)    $(117,054)      $ 1,599
02/04/13     (72,499) UK Pound Sterling   (114,980)     (116,890)        1,910
02/05/13    (104,431) Euro                (141,799)     (136,514)       (5,285)
02/06/13     (31,760) UK Pound Sterling    (50,370)      (50,963)          593
02/06/13     (31,760) UK Pound Sterling    (50,370)      (50,964)          594
02/07/13     (46,031) UK Pound Sterling    (73,002)      (73,740)          738
02/11/13     (36,352) UK Pound Sterling    (57,651)      (58,503)          852
02/11/13     (36,352) UK Pound Sterling    (57,651)      (58,501)          850
02/15/13     (82,274) UK Pound Sterling   (130,476)     (133,324)        2,848
02/07/13     (10,116) UK Pound Sterling    (16,043)      (16,436)          393
04/03/13     (79,383) Euro                (107,822)     (104,086)       (3,736)
04/05/13     (89,581) Euro                (121,675)     (117,061)       (4,614)
03/08/13    (106,363) Euro                (144,448)     (139,198)       (5,250)
02/07/13       9,892  UK Pound Sterling     15,688        15,848          (160)
03/11/13     (97,115) Euro                (131,890)     (129,599)       (2,291)
02/15/13      11,042  UK Pound Sterling     17,511        17,800          (289)
04/03/13     (10,531) Euro                 (14,304)      (14,102)         (202)
02/19/13    (103,590) Euro                (140,669)     (138,098)       (2,571)
02/19/13     (17,183) Euro                 (23,334)      (22,879)         (455)
02/01/13       5,736  UK Pound Sterling      9,097         9,213          (116)
02/11/13      17,606  UK Pound Sterling     27,921        28,164          (243)
03/11/13     (11,646) Euro                 (15,816)      (15,582)         (234)
03/15/13     (15,650) Euro                 (21,255)      (20,855)         (400)
04/05/13     (11,907) Euro                 (16,173)      (15,865)         (308)
03/22/13     (50,404) UK Pound Sterling    (79,919)      (79,945)           26

                                     1374

                                                                       UNREALIZED
                                                                         FOREIGN
SETTLEMENT  CURRENCY                       CONTRACT       VALUE AT      EXCHANGE
  DATE      AMOUNT**      CURRENCY          AMOUNT    JANUARY 31, 2013 GAIN (LOSS)
----------  --------  ------------------ -----------  ---------------- -----------
03/15/13     (11,983) Euro               $   (16,274)   $   (15,967)    $   (307)
04/24/13    (750,941) Danish Kroner         (136,772)      (134,287)      (2,485)
03/19/13    (108,017) Euro                  (146,703)      (144,105)      (2,598)
02/04/13      21,914  UK Pound Sterling       34,755         34,606          149
03/15/13     (37,755) Euro                   (51,275)       (50,520)        (755)
02/27/13    (337,102) Danish Kroner          (61,366)       (60,851)        (515)
03/25/13    (102,965) Euro                  (139,846)      (138,705)      (1,141)
02/27/13     (65,589) UK Pound Sterling     (104,009)      (103,645)        (364)
02/28/13     (48,872) Euro                   (66,369)       (65,829)        (540)
02/28/13     (48,872) Euro                   (66,369)       (65,828)        (541)
02/01/13      67,061  UK Pound Sterling      106,358        105,464          894
03/01/13     (66,395) UK Pound Sterling     (105,286)      (104,399)        (887)
03/15/13     (15,589) Euro                   (21,172)       (21,025)        (147)
02/15/13         659  UK Pound Sterling        1,044          1,037            7
02/04/13      50,584  UK Pound Sterling       80,225         79,835          390
03/27/13     (50,907) UK Pound Sterling      (80,714)       (80,319)        (395)
02/28/13     (25,229) Euro                   (34,261)       (34,249)         (12)
                                         -----------    -----------     --------
                                         $(2,362,919)   $(2,337,921)    $(24,998)
                                         ===========    ===========     ========

DFA WORLD EX U.S. GOVERNMENT FIXED INCOME PORTFOLIO

                                                                       UNREALIZED
                                                                         FOREIGN
SETTLEMENT   CURRENCY                       CONTRACT      VALUE AT      EXCHANGE
  DATE       AMOUNT**        CURRENCY        AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
----------  ----------  ------------------- --------  ---------------- -----------
02/08/13       (13,162) UK Pound Sterling   $(20,874)     $(21,179)      $  305
02/08/13          (303) UK Pound Sterling       (480)         (486)           6
02/08/13          (415) UK Pound Sterling       (658)         (670)          12
02/08/13           (86) UK Pound Sterling       (136)         (140)           4
02/08/13        (1,270) UK Pound Sterling     (2,015)       (2,047)          32
03/08/13       (55,119) Japanese Yen            (603)         (641)          38
02/08/13          (451) UK Pound Sterling       (716)         (733)          17
02/08/13           195  UK Pound Sterling        309           314           (5)
04/04/13    (2,571,043) Japanese Yen         (28,128)      (29,189)       1,061
02/07/13       (12,162) Canadian Dollars     (12,192)      (12,319)         127
02/07/13        (6,108) New Zealand Dollar    (5,124)       (5,092)         (32)
03/07/13       (23,679) Norwegian Krone       (4,329)       (4,217)        (112)
04/05/13       (20,628) Swedish Krona         (3,240)       (3,154)         (86)
04/05/13        (6,868) Singapore Dollar      (5,549)       (5,586)          37
02/08/13          (443) UK Pound Sterling       (702)         (715)          13
04/05/13          (585) Singapore Dollar        (473)         (477)           4
02/08/13           794  UK Pound Sterling      1,259         1,277          (18)
03/07/13           309  Norwegian Krone           56            55            1
02/28/13       (54,197) Euro                 (73,601)      (72,980)        (621)
02/28/13       (36,210) Danish Kroner         (6,592)       (6,537)         (55)

                                     1375

                                                                   UNREALIZED
                                                                     FOREIGN
 SETTLEMENT  CURRENCY                   CONTRACT      VALUE AT      EXCHANGE
   DATE      AMOUNT**    CURRENCY        AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
 ----------  -------- ---------------- ---------  ---------------- -----------
 03/07/13      285    Norwegian Krone  $      52     $      52          --
 04/05/13      265    Swedish Krona           42            41        $  1
 02/28/13      257    Euro                   349           349          --
                                       ---------     ---------        ----
                                       $(163,345)    $(164,074)       $729
                                       =========     =========        ====

DFA SHORT-TERM EXTENDED QUALITY PORTFOLIO

                                                                    UNREALIZED
                                                                      FOREIGN
 SETTLEMENT  CURRENCY                    CONTRACT      VALUE AT      EXCHANGE
   DATE      AMOUNT**     CURRENCY        AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
 ----------  -------- ------------------ --------  ---------------- -----------
 04/05/13    (29,345) Euro               $(39,858)     $(38,362)      $(1,496)
 03/18/13    (26,052) UK Pound Sterling   (41,308)      (41,466)          158
                                         --------      --------       -------
                                         $(81,166)     $(79,828)      $(1,338)
                                         ========      ========       =======

DFA INTERMEDIATE-TERM EXTENDED QUALITY PORTFOLIO

                                                                     UNREALIZED
                                                                       FOREIGN
SETTLEMENT  CURRENCY                      CONTRACT      VALUE AT      EXCHANGE
  DATE      AMOUNT**      CURRENCY         AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
----------  -------- -------------------  --------  ---------------- -----------
02/28/13    (10,991) Euro                 $(14,925)     $(14,804)       $(121)
                                          ========      ========        =====

DFA COMMODITY STRATEGY PORTFOLIO

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT  CURRENCY                     CONTRACT      VALUE AT      EXCHANGE
  DATE      AMOUNT**      CURRENCY        AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
----------  -------- ------------------- --------  ---------------- -----------
02/01/13    (50,067) Euro                $(67,980)     $(65,367)      $(2,613)
02/01/13     (5,101) Canadian Dollars      (5,114)       (5,180)           66
02/01/13     (7,275) Canadian Dollars      (7,294)       (7,389)           95
03/22/13     (8,779) UK Pound Sterling    (13,920)      (13,927)            7
02/01/13     (3,020) Euro                  (4,101)       (4,066)          (35)
03/22/13      1,457  UK Pound Sterling      2,310         2,301             9
03/22/13     (2,749) New Zealand Dollar    (2,300)       (2,295)           (5)
02/01/13     53,087  Euro                  72,081        71,376           705
02/01/13     12,376  Canadian Dollars      12,408        12,310            98
03/01/13    (12,276) Canadian Dollars     (12,300)      (12,203)          (97)
03/01/13    (52,971) Euro                 (71,936)      (71,234)         (702)
                                         --------      --------       -------
                                         $(98,146)     $(95,674)      $(2,472)
                                         ========      ========       =======

                                     1376

VA GLOBAL BOND PORTFOLIO

                                                                    UNREALIZED
                                                                      FOREIGN
 SETTLEMENT  CURRENCY                    CONTRACT      VALUE AT      EXCHANGE
   DATE      AMOUNT**     CURRENCY        AMOUNT   JANUARY 31, 2013 GAIN (LOSS)
 ----------  -------- ------------------ --------  ---------------- -----------
 02/05/13    (21,303) Euro               $(28,926)     $(27,850)      $(1,076)
 02/05/13    (10,501) UK Pound Sterling   (16,654)      (16,944)          290
 02/05/13     (1,116) Euro                 (1,515)       (1,470)          (45)
 03/07/13    (23,695) Danish Kroner        (4,314)       (4,166)         (148)
 02/05/13      1,090  UK Pound Sterling     1,728         1,744           (16)
 02/05/13        285  Euro                    387           380             7
 02/05/13     (1,262) Euro                 (1,713)       (1,687)          (26)
 03/07/13        330  Danish Kroner            60            60            --
                                         --------      --------       -------
                                         $(50,947)     $(49,933)      $(1,014)
                                         ========      ========       =======

** Positive Currency Amount represents a purchase contract and a Currency
   Amount in parentheses represents a sales contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   5. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The DFA Commodity Strategy Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin" to and from the broker, will be made daily as the

                                     1377
currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

                                     1378

   At January 31, 2013, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                                                                    APPROXIMATE
                                                          EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                       DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                                  ----------------------- ---------- --------- -------- ----------- -----------
Enhanced U.S. Large Company
  Portfolio...................... S&P 500 Index(R)        03/15/2013    509    $190,022   $13,167         --
Selectively Hedged Global Equity
  Portfolio...................... S&P 500 EMini Index(R)  03/15/2013     36       2,688        93     $  126
U.S. Large Company Portfolio..... Russell 2000 EMini
                                  Index(R)                03/15/2013    792      59,135     1,700      2,548

   At January 31, 2013, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                      EXPIRATION NUMBER OF CONTRACT UNREALIZED
DESCRIPTION                              DATE    CONTRACTS  AMOUNT  GAIN (LOSS)
-----------                           ---------- --------- -------- -----------
Brent Crude Futures                    04/15/13      8     $   909     $  7
CBT Wheat Futures                      07/16/13     13         516       (3)
Coffee 'C' Futures                     05/31/13      6         338       (2)
Copper Futures                         05/31/13     11       1,030       (4)
Corn Futures                           09/17/13     35       1,077       22
Cotton No 2 Futures                    05/22/13      7         291        1
Gasoline RBOB Futures                  05/30/13      4         528        4
Gold 100oz Futures                     04/30/13      9       1,496        1
Heating Oil Futures                    05/30/13      4         529        5
KCB Wheat Futures                      05/31/13     13         552        3
Lean Hogs Futures                      04/16/13      8         286        5
Live Cattle Futures                    05/09/13      9         478       --
LME Nickel Futures                     05/15/13      3         330       --
LME Prime Aluminum Futures             05/15/13     14         733       (4)
LME Zinc Futures                       05/15/13      7         376       --
Natural Gas Futures                    09/30/13     44       1,586       69
Silver Futures                         05/31/13      4         628      (13)
Soybean Futures                        09/17/13     12         821       32
Soybean Meal Futures                   05/16/13      9         381       (2)
Soybean Oil Futures                    05/23/13     13         416        4
Sugar #11 Futures                      07/15/13     26         549        9
WTI Crude Futures                      11/30/13     14       1,370        5
                                                           -------     ----
                                                           $15,220     $139
                                                           =======     ====

   Securities have been segregated as collateral for open futures contracts.

   7. Commodity-Linked Derivatives: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2013, the DFA Commodity Strategy Portfolio held $111,778,778 in the Subsidiary, representing 19.11% of DFA Commodity Strategy Portfolio's total assets.

                                     1379

   At January 31, 2013, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding total return index swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                         EXPIRATION     NOTIONAL  APPRECIATION
COUNTERPARTY                                DATE         AMOUNT  (DEPRECIATION)
------------                             ----------     -------- --------------
Citibank, N.A.                            03/27/13  USD  $2,546      $2,682
Deutsche Bank AG, London Branch           02/26/13  USD   1,278       1,344
UBS AG                                    04/26/13  USD   1,725       1,818
                                                         ------      ------
                                                         $5,549      $5,844
                                                         ======      ======

   8. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

                                     1380

FEDERAL TAX COST

   At January 31, 2013, the total cost of securities for federal income tax purposes was:

 Enhanced U.S. Large Company Portfolio......................... $   193,367,225
 U.S. Large Cap Value Portfolio................................   6,388,461,522
 U.S. Targeted Value Portfolio.................................   2,869,707,324
 U.S. Small Cap Value Portfolio................................   6,484,917,625
 U.S. Core Equity 1 Portfolio..................................   4,647,619,242
 U.S. Core Equity 2 Portfolio..................................   6,522,893,640
 U.S. Vector Equity Portfolio..................................   1,970,246,771
 U.S. Small Cap Portfolio......................................   4,535,752,753
 U.S. Micro Cap Portfolio......................................   3,210,002,236
 DFA Real Estate Securities Portfolio..........................   2,967,497,798
 Large Cap International Portfolio.............................   2,219,664,361
 International Core Equity Portfolio...........................   7,856,958,666
 International Small Company Portfolio.........................   6,367,720,765
 Japanese Small Company Portfolio..............................     454,420,814
 Asia Pacific Small Company Portfolio..........................     227,649,094
 United Kingdom Small Company Portfolio........................      24,270,577
 Continental Small Company Portfolio...........................     105,015,617
 DFA International Real Estate Securities Portfolio............   1,591,574,956
 DFA Global Real Estate Securities Portfolio...................   1,176,464,551
 DFA International Small Cap Value Portfolio...................  10,058,931,001
 International Vector Equity Portfolio.........................     608,161,367
 World ex U.S. Value Portfolio.................................      60,026,895
 World ex U.S. Targeted Value Portfolio........................      41,406,540
 Selectively Hedged Global Equity Portfolio....................      56,205,873
 Emerging Markets Portfolio....................................   1,871,267,240
 Emerging Markets Small Cap Portfolio..........................   3,051,104,753
 Emerging Markets Value Portfolio..............................  17,213,606,571
 Emerging Markets Core Equity Portfolio........................   9,431,446,549
 DFA Commodity Strategy Portfolio..............................     544,471,308
 DFA One-Year Fixed Income Portfolio...........................   7,642,438,612
 DFA Two-Year Global Fixed Income Portfolio....................   4,569,437,821
 DFA Selectively Hedged Global Fixed Income Portfolio..........     867,543,941
 DFA Short-Term Government Portfolio...........................   1,588,834,174
 DFA Five-Year Global Fixed Income Portfolio...................   6,731,781,626
 DFA World ex U.S. Government Fixed Income Portfolio...........     163,873,468
 DFA Intermediate Government Fixed Income Portfolio............   2,954,858,165
 DFA Short-Term Extended Quality Portfolio.....................   2,222,011,661
 DFA Intermediate-Term Extended Quality Portfolio..............   1,056,101,279
 DFA Investment Grade Portfolio................................   1,023,081,639
 DFA Inflation-Protected Securities Portfolio..................   2,371,564,162
 DFA Short-Term Municipal Bond Portfolio.......................   1,561,597,295
 DFA Intermediate-Term Municipal Bond Portfolio................     111,739,469
 DFA California Short-Term Municipal Bond Portfolio............     409,474,416
 DFA California Intermediate-Term Municipal Bond Portfolio.....      82,947,850
 CSTG&E U.S. Social Core Equity 2 Portfolio....................      74,969,641

                                     1381

 CSTG&E International Social Core Equity Portfolio.............. $   91,180,153
 Dimensional Retirement Equity Fund II..........................        716,410
 Dimensional Retirement Fixed Income Fund II....................        248,764
 Dimensional Retirement Fixed Income Fund III...................      2,236,629
 U.S. Social Core Equity 2 Portfolio............................    233,192,189
 U.S. Sustainability Core 1 Portfolio...........................    178,122,233
 International Sustainability Core 1 Portfolio..................    162,621,731
 DFA International Value ex Tobacco Portfolio...................     69,572,579
 International Social Core Equity Portfolio.....................     51,817,696
 Emerging Markets Social Core Equity Portfolio..................    514,480,141
 Tax-Managed U.S. Marketwide Value Portfolio....................  1,810,683,383
 Tax-Managed U.S. Equity Portfolio..............................  1,019,062,082
 Tax-Managed U.S. Targeted Value Portfolio......................  1,948,199,484
 Tax-Managed U.S. Small Cap Portfolio...........................  1,029,298,981
 T.A. U.S. Core Equity 2 Portfolio..............................  2,386,900,735
 Tax-Managed DFA International Value Portfolio..................  2,125,134,682
 T.A. World ex U.S. Core Equity Portfolio.......................  1,229,301,049
 LWAS/DFA International High Book to Market Portfolio...........     61,861,617
 VA U.S. Targeted Value Portfolio...............................    101,051,509
 VA U.S. Large Value Portfolio..................................    135,662,501
 VA International Value Portfolio...............................    120,877,903
 VA International Small Portfolio...............................    105,166,848
 VA Short-Term Fixed Portfolio..................................    113,333,051
 VA Global Bond Portfolio.......................................    159,268,783
 U.S. Large Cap Growth Portfolio................................     16,074,721
 U.S. Small Cap Growth Portfolio................................     10,850,982
 International Large Cap Growth Portfolio.......................     12,050,490
 International Small Cap Growth Portfolio.......................     11,188,032

RECENTLY ISSUED ACCOUNTING STANDARDS:

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

                                     1382

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the net asset value of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series', The Tax-Managed U.S. Marketwide Value Series' and VA U.S. Large Value Portfolio's net asset value at this time.

   The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1383

                       THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

                                     1384

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                        SHARES       VALUE+
                                                      ---------- --------------
COMMON STOCKS -- (98.0%)
Consumer Discretionary -- (14.8%)
   #Autoliv, Inc.....................................     15,252 $    1,003,582
    Best Buy Co., Inc................................    238,090      3,871,343
    Carnival Corp....................................  2,385,423     92,363,579
    CBS Corp. Class A................................      7,236        301,524
    CBS Corp. Class B................................    433,868     18,100,973
    Comcast Corp. Class A............................ 10,008,890    381,138,531
    Comcast Corp. Special Class A....................  3,843,964    141,188,798
    D.R. Horton, Inc.................................  1,448,033     34,260,461
    Dillard's, Inc. Class A..........................    111,517      9,413,150
   #GameStop Corp. Class A...........................    598,147     13,877,010
    Gannett Co., Inc.................................    334,290      6,562,113
   *General Motors Co................................  1,388,838     39,012,459
   *Hyatt Hotels Corp. Class A.......................     26,422      1,058,730
   #J.C. Penney Co., Inc.............................  1,068,585     21,724,333
    Johnson Controls, Inc............................    134,142      4,170,475
    Kohl's Corp......................................     38,274      1,771,703
    Lear Corp........................................      3,560        174,440
   #Lennar Corp. Class A.............................    802,616     33,340,669
    Lennar Corp. Class B Voting......................      4,809        159,082
   *Liberty Interactive Corp. Class A................  2,586,058     54,979,593
   *Liberty Ventures Series A........................    122,067      9,109,860
   *Madison Square Garden Co. Class A (The)..........      5,030        261,661
  #*MGM Resorts International........................  2,389,018     30,507,760
   *Mohawk Industries, Inc...........................    365,371     37,143,616
    News Corp. Class A...............................  6,320,782    175,338,493
    News Corp. Class B...............................  2,691,868     76,018,352
  #*Orchard Supply Hardware Stores Corp. Class A.....     19,473        138,842
  #*Penn National Gaming, Inc........................    286,620     13,946,929
   *PulteGroup, Inc..................................     20,241        419,798
    Royal Caribbean Cruises, Ltd.....................  1,043,290     37,767,098
   #Sears Canada, Inc................................    200,759      1,907,210
  #*Sears Holdings Corp..............................    530,407     24,902,609
    Service Corp. International......................    219,283      3,273,895
   #Staples, Inc.....................................    696,416      9,387,688
    Time Warner Cable, Inc...........................  1,921,256    171,645,011
    Time Warner, Inc.................................  4,810,759    243,039,545
   *Toll Brothers, Inc...............................    347,828     13,026,159
   *TRW Automotive Holdings Corp.....................     18,051      1,040,279
    Washington Post Co. Class B (The)................     32,261     12,442,422
    Whirlpool Corp...................................    219,825     25,363,408
    Wyndham Worldwide Corp...........................    331,053     18,469,447
                                                                 --------------
Total Consumer Discretionary.........................             1,763,622,630
                                                                 --------------
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co........................  3,155,848     90,036,343
    Beam, Inc........................................     69,924      4,289,138
    Bunge, Ltd.......................................    535,848     42,685,652
   *Constellation Brands, Inc. Class A...............    933,566     30,210,196
   *Constellation Brands, Inc. Class B...............        153          4,985
    CVS Caremark Corp................................  5,746,668    294,229,402
    Ingredion, Inc...................................      5,663        374,154
    J.M. Smucker Co. (The)...........................    539,640     47,828,293
    Kraft Foods Group, Inc...........................  1,530,031     70,718,033
    Molson Coors Brewing Co. Class B.................    763,563     34,497,776
    Mondelez International, Inc. Class A.............  7,128,852    198,110,797
   #Safeway, Inc.....................................  1,082,518     20,838,472
   *Smithfield Foods, Inc............................    756,389     17,631,428
    Tyson Foods, Inc. Class A........................  1,426,374     31,551,393

                                     1385

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                        SHARES       VALUE+
                                                      ---------- --------------
Consumer Staples -- (Continued)
    Walgreen Co......................................     74,210 $    2,965,432
                                                                 --------------
Total Consumer Staples...............................               885,971,494
                                                                 --------------
Energy -- (19.9%)
    Anadarko Petroleum Corp..........................  2,441,476    195,366,910
    Apache Corp......................................  1,208,836    101,252,103
   *Atwood Oceanics, Inc.............................      4,143        218,626
    Baker Hughes, Inc................................    220,682      9,868,899
   #Chesapeake Energy Corp...........................  3,251,150     65,608,207
    Chevron Corp.....................................  3,265,672    376,042,131
    Cimarex Energy Co................................        390         24,905
    ConocoPhillips...................................  5,374,243    311,706,094
   *Denbury Resources, Inc...........................  1,415,410     26,369,088
    Devon Energy Corp................................  1,094,855     62,614,757
    EOG Resources, Inc...............................    179,823     22,474,279
    Helmerich & Payne, Inc...........................    513,387     33,031,320
    Hess Corp........................................  1,567,373    105,264,771
    HollyFrontier Corp...............................    247,434     12,921,003
    Marathon Oil Corp................................  3,446,808    115,847,217
    Marathon Petroleum Corp..........................  1,791,952    132,980,758
   *McDermott International, Inc.....................      8,791        106,986
    Murphy Oil Corp..................................    689,754     41,054,158
   *Nabors Industries, Ltd...........................  1,355,841     22,601,869
    National Oilwell Varco, Inc......................  1,661,481    123,182,201
   *Newfield Exploration Co..........................     13,842        408,339
    Noble Corp.......................................    563,513     22,822,276
    Noble Energy, Inc................................     42,446      4,575,254
    Occidental Petroleum Corp........................    670,067     59,146,814
   #Patterson-UTI Energy, Inc........................    732,485     14,898,745
   *Peabody Energy Corp..............................     99,715      2,507,832
    Phillips 66......................................  2,855,170    172,937,647
    Pioneer Natural Resources Co.....................    517,832     60,865,973
   *Plains Exploration & Production Co...............    664,529     31,731,260
    QEP Resources, Inc...............................    434,902     12,764,374
   *Rowan Cos. P.L.C. Class A........................    595,894     20,546,425
    Tesoro Corp......................................    605,336     29,473,810
   #Tidewater, Inc...................................    273,815     13,463,484
    Transocean, Ltd..................................    484,976     27,502,989
    Valero Energy Corp...............................  2,806,975    122,749,017
   *Weatherford International, Ltd...................  1,009,406     13,475,570
   *Whiting Petroleum Corp...........................     74,341      3,537,145
                                                                 --------------
Total Energy.........................................             2,371,943,236
                                                                 --------------
Financials -- (21.2%)
    Allied World Assurance Co. Holdings AG...........    188,355     15,978,154
    Allstate Corp. (The).............................  1,330,135     58,392,926
    Alterra Capital Holdings, Ltd....................     27,565        839,906
   *American Capital, Ltd............................    789,016     10,541,254
    American Financial Group, Inc....................    491,543     20,920,070
   *American International Group, Inc................  3,099,832    117,266,645
    American National Insurance Co...................     74,848      5,779,014
   #Assurant, Inc....................................    396,269     15,153,327
    Assured Guaranty, Ltd............................     18,939        343,364
    Axis Capital Holdings, Ltd.......................    613,817     23,490,777
    Bank of America Corp............................. 33,053,149    374,161,647
    Bank of New York Mellon Corp. (The)..............  1,249,529     33,937,208
    Capital One Financial Corp.......................    839,976     47,307,448
   *CIT Group, Inc...................................     84,121      3,562,524
    Citigroup, Inc...................................  9,411,326    396,781,504
    CME Group, Inc...................................  1,599,345     92,506,115
    CNA Financial Corp...............................    791,414     24,652,546

                                     1386

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    Comerica, Inc....................................      5,333 $      183,242
   *E*Trade Financial Corp...........................     57,660        611,773
    Everest Re Group, Ltd............................    231,133     26,767,513
    First Niagara Financial Group, Inc...............     53,740        421,322
   *Genworth Financial, Inc. Class A.................  2,390,330     21,919,326
    Goldman Sachs Group, Inc. (The)..................    786,395    116,276,365
    Hartford Financial Services Group, Inc...........  2,129,402     52,809,170
    Hudson City Bancorp, Inc.........................     74,986        641,130
    JPMorgan Chase & Co..............................  3,421,484    160,980,822
    KeyCorp..........................................  3,863,464     36,316,562
   #Legg Mason, Inc..................................    659,937     18,247,258
    Lincoln National Corp............................  1,442,787     41,811,967
    Loews Corp.......................................  2,050,343     88,923,376
    MetLife, Inc.....................................  4,759,859    177,733,135
    Morgan Stanley...................................  4,259,405     97,327,404
    NASDAQ OMX Group, Inc. (The).....................    815,514     23,095,356
    NYSE Euronext....................................     89,026      3,077,629
    Old Republic International Corp..................  1,267,693     14,451,700
    PartnerRe, Ltd...................................    190,433     16,699,070
    People's United Financial, Inc...................     71,810        883,981
    Principal Financial Group, Inc...................    472,548     14,653,713
    Prudential Financial, Inc........................  2,267,142    131,222,179
    Regions Financial Corp...........................  5,735,171     44,619,630
    Reinsurance Group of America, Inc................    363,743     20,875,211
    SunTrust Banks, Inc..............................  2,564,707     72,760,738
    Unum Group.......................................  1,374,339     32,035,842
    Validus Holdings, Ltd............................    283,912     10,337,236
    XL Group P.L.C...................................  1,435,288     39,786,183
    Zions Bancorporation.............................    777,171     18,123,628
                                                                 --------------
Total Financials.....................................             2,525,206,890
                                                                 --------------
Health Care -- (9.2%)
    Aetna, Inc.......................................  1,693,713     81,687,778
   *Bio-Rad Laboratories, Inc. Class A...............      1,004        114,245
   *Boston Scientific Corp...........................  6,689,559     49,971,006
   *CareFusion Corp..................................    917,825     28,489,288
    Cigna Corp.......................................    316,096     18,441,041
    Coventry Health Care, Inc........................    670,877     30,746,293
   *Endo Health Solutions, Inc.......................    173,568      5,495,163
   *Forest Laboratories, Inc.........................    293,868     10,667,408
  #*Hologic, Inc.....................................  1,229,548     29,312,424
   *Hospira, Inc.....................................      8,010        273,301
    Humana, Inc......................................    698,778     51,961,132
   *Life Technologies Corp...........................    112,073      7,250,002
    Omnicare, Inc....................................    574,710     22,384,954
    PerkinElmer, Inc.................................    438,767     15,462,149
    Pfizer, Inc...................................... 17,099,333    466,469,804
    Teleflex, Inc....................................     90,735      6,805,125
    Thermo Fisher Scientific, Inc....................  1,932,026    139,376,356
    UnitedHealth Group, Inc..........................    166,371      9,185,343
    Universal Health Services, Inc. Class B..........      8,413        476,512
    WellPoint, Inc...................................  1,824,634    118,272,776
                                                                 --------------
Total Health Care....................................             1,092,842,100
                                                                 --------------
Industrials -- (12.8%)
    ADT Corp. (The)..................................    686,732     32,619,770
   *AGCO Corp........................................    252,065     13,359,445
    CNH Global NV....................................      6,633        316,659
    CSX Corp.........................................  5,517,066    121,540,964
   *Engility Holdings, Inc...........................     67,955      1,308,134
    FedEx Corp.......................................    210,932     21,399,051

                                     1387

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Industrials -- (Continued)
   *Fortune Brands Home & Security, Inc..............    742,497 $   24,309,352
    General Dynamics Corp............................    180,052     11,937,448
    General Electric Co.............................. 21,445,555    477,806,965
   *Hertz Global Holdings, Inc.......................    884,299     16,164,986
   *Ingersoll-Rand P.L.C.............................    566,849     29,130,370
   *Jacobs Engineering Group, Inc....................     15,956        767,643
    L-3 Communications Holdings, Inc.................    407,736     30,955,317
   #Manpower, Inc....................................      6,983        359,624
    Norfolk Southern Corp............................  1,681,939    115,835,139
   #Northrop Grumman Corp............................  1,364,645     88,756,511
   *Owens Corning, Inc...............................    579,048     24,128,930
    Pentair, Inc.....................................    345,474     17,508,622
   *Quanta Services, Inc.............................    504,054     14,602,444
    Regal-Beloit Corp................................      6,450        478,332
    Republic Services, Inc...........................  1,113,520     35,510,153
    Southwest Airlines Co............................  3,905,821     43,784,253
   *Spirit Aerosystems Holdings, Inc. Class A........      1,135         18,092
    SPX Corp.........................................     12,057        899,814
    Stanley Black & Decker, Inc......................    528,407     40,597,510
    Towers Watson & Co...............................      1,662        101,515
    Trinity Industries, Inc..........................        200          7,940
    Triumph Group, Inc...............................     81,035      5,702,433
    Tyco International, Ltd..........................  1,372,908     41,503,009
    Union Pacific Corp...............................  2,314,080    304,208,957
    URS Corp.........................................    378,541     15,701,881
    Waste Connections, Inc...........................      8,626        310,709
                                                                 --------------
Total Industrials....................................             1,531,631,972
                                                                 --------------
Information Technology -- (3.4%)
    Activision Blizzard, Inc.........................  2,620,144     29,843,440
   *AOL, Inc.........................................     60,911      1,866,922
    Applied Materials, Inc...........................    286,624      3,700,316
   *Arrow Electronics, Inc...........................    568,882     21,856,446
   *Avnet, Inc.......................................    711,662     25,164,368
   *Brocade Communications Systems, Inc..............    363,088      2,076,863
    Computer Sciences Corp...........................    783,742     32,760,416
    Corning, Inc.....................................  2,542,083     30,504,996
    Fidelity National Information Services, Inc......  1,328,465     49,299,336
    Hewlett-Packard Co...............................  1,097,035     18,112,048
    IAC/InterActiveCorp..............................    271,160     11,185,350
   *Ingram Micro, Inc. Class A.......................    741,670     13,483,561
   *Juniper Networks, Inc............................     97,790      2,188,540
   *Lam Research Corp................................     18,435        758,416
   *Micron Technology, Inc...........................  3,322,059     25,114,766
   #Molex, Inc.......................................     12,162        330,320
    Molex, Inc. Class A..............................      1,663         37,401
    NVIDIA Corp......................................     47,749        585,403
   #SAIC, Inc........................................    129,331      1,564,905
   *Sandisk Corp.....................................    132,654      6,631,373
    TE Connectivity, Ltd.............................     34,487      1,340,855
    Western Digital Corp.............................    792,967     37,269,449
    Xerox Corp.......................................  5,490,094     43,975,653
   *Yahoo!, Inc......................................  2,371,694     46,556,353
                                                                 --------------
Total Information Technology.........................               406,207,496
                                                                 --------------
Materials -- (3.4%)
    Alcoa, Inc.......................................  5,212,834     46,081,453
    Ashland, Inc.....................................    376,837     29,585,473
   #Cliffs Natural Resources, Inc....................    147,736      5,512,030
    Cytec Industries, Inc............................     69,176      5,070,601
   #Domtar Corp......................................    171,393     14,265,039

                                     1388

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                      SHARES        VALUE+
                                                    ----------- ---------------
Materials -- (Continued)
    Freeport-McMoRan Copper & Gold, Inc............   1,537,829 $    54,208,472
    Huntsman Corp..................................     238,618       4,206,835
    International Paper Co.........................   2,299,481      95,244,503
    MeadWestvaco Corp..............................     848,260      26,592,951
    Mosaic Co. (The)...............................      29,366       1,798,668
    Newmont Mining Corp............................     381,443      16,386,791
    Nucor Corp.....................................     327,312      15,059,625
    Reliance Steel & Aluminum Co...................     363,907      23,552,061
    Rock Tenn Co. Class A..........................      77,608       6,127,152
    Sealed Air Corp................................     311,965       5,839,985
    Steel Dynamics, Inc............................     893,527      13,590,546
   #United States Steel Corp.......................     204,541       4,571,491
    Vulcan Materials Co............................     576,439      32,603,390
    Westlake Chemical Corp.........................       2,222         204,113
                                                                ---------------
Total Materials....................................                 400,501,179
                                                                ---------------
Telecommunication Services -- (5.7%)
    AT&T, Inc......................................  13,051,618     454,065,790
   #CenturyLink, Inc...............................   2,353,137      95,184,392
   #Frontier Communications Corp...................   1,836,528       8,392,933
   *MetroPCS Communications, Inc...................   1,453,136      14,574,954
   *Sprint Nextel Corp.............................  13,961,200      78,601,556
    Telephone & Data Systems, Inc..................     501,530      12,683,694
   *United States Cellular Corp....................     261,250       9,937,950
   #Windstream Corp................................      46,951         457,303
                                                                ---------------
Total Telecommunication Services...................                 673,898,572
                                                                ---------------
Utilities -- (0.2%)
   *NRG Energy, Inc................................     987,176      23,692,224
    UGI Corp.......................................       3,718         131,022
                                                                ---------------
Total Utilities....................................                  23,823,246
                                                                ---------------
TOTAL COMMON STOCKS................................              11,675,648,815
                                                                ---------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio
      - Institutional Shares.......................  36,892,445      36,892,445
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                    -----------
SECURITIES LENDING COLLATERAL -- (1.7%)
(S)@DFA Short Term Investment Fund.................  17,657,442     204,296,600
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by
     $1,500,906 FNMA, rates ranging from
     2.100%(r) to 6.163%(r), maturities ranging
     from 01/01/23 to 10/01/42, valued at
     $1,504,640) to be repurchased at $1,457,195... $     1,457       1,457,187
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL................                 205,753,787
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,221,597,990)^^..........................             $11,918,295,047
                                                                ===============

                                     1389

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                           --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary. $ 1,763,622,630           --   --    $ 1,763,622,630
   Consumer Staples.......     885,971,494           --   --        885,971,494
   Energy.................   2,371,943,236           --   --      2,371,943,236
   Financials.............   2,525,206,890           --   --      2,525,206,890
   Health Care............   1,092,842,100           --   --      1,092,842,100
   Industrials............   1,531,631,972           --   --      1,531,631,972
   Information Technology.     406,207,496           --   --        406,207,496
   Materials..............     400,501,179           --   --        400,501,179
   Telecommunication
     Services.............     673,898,572           --   --        673,898,572
   Utilities..............      23,823,246           --   --         23,823,246
Temporary Cash
  Investments.............      36,892,445           --   --         36,892,445
Securities Lending
  Collateral..............              -- $205,753,787   --        205,753,787
                           --------------- ------------   --    ---------------
TOTAL..................... $11,712,541,260 $205,753,787   --    $11,918,295,047
                           =============== ============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                                     1390

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (92.6%)
AUSTRALIA -- (4.6%)
  #*Alumina, Ltd........................................ 3,052,859 $  3,526,633
   #Alumina, Ltd. Sponsored ADR.........................   172,484      783,077
    Amcor, Ltd. Sponsored ADR...........................    43,648    1,526,807
   *Asciano Group, Ltd.................................. 1,539,197    7,764,346
   #Atlas Iron, Ltd.....................................   174,632      270,684
   #Bank of Queensland, Ltd.............................   580,194    4,984,153
   *Bendigo & Adelaide Bank, Ltd........................   845,861    8,136,780
   *Boral, Ltd.......................................... 1,592,505    8,164,686
   *Caltex Australia, Ltd...............................   341,805    6,935,565
   *Downer EDI, Ltd.....................................   132,490      621,125
    Echo Entertainment Group, Ltd....................... 1,832,302    6,863,669
    GrainCorp, Ltd. Class A.............................   745,945    9,396,392
  #*Harvey Norman Holdings, Ltd.........................   991,617    2,030,593
    Incitec Pivot, Ltd.................................. 4,149,937   13,994,334
   *Insurance Australia Group, Ltd...................... 1,103,362    5,773,004
   *Lend Lease Group NL.................................   805,101    8,702,878
    Macquarie Group, Ltd................................   652,275   26,234,143
   #National Australia Bank, Ltd........................   767,550   21,932,498
   *New Hope Corp., Ltd.................................    51,436      228,136
    Newcrest Mining, Ltd................................   352,363    8,630,768
   *Origin Energy, Ltd.................................. 2,494,542   32,771,194
   *OZ Minerals, Ltd....................................   498,564    3,615,616
   #Primary Health Care, Ltd............................    78,202      367,475
   *Qantas Airways, Ltd................................. 2,850,317    4,556,294
   *QBE Insurance Group, Ltd............................   203,393    2,533,121
   *Santos, Ltd......................................... 1,915,303   23,926,161
  #*Seven Group Holdings, Ltd...........................   361,999    3,637,708
  #*Sims Metal Management, Ltd..........................   150,645    1,476,665
    Sims Metal Management, Ltd. Sponsored ADR...........   124,013    1,200,446
  #*Suncorp Group, Ltd.................................. 3,390,733   37,579,587
    TABCORP Holdings, Ltd............................... 1,716,068    5,461,647
    Tatts Group, Ltd.................................... 2,869,384    9,738,876
   *Toll Holdings, Ltd..................................   973,440    5,366,011
    Treasury Wine Estates, Ltd..........................   725,425    3,600,293
   #Washington H. Soul Pattinson & Co., Ltd.............   113,801    1,626,534
  #*Wesfarmers, Ltd..................................... 2,584,670  101,430,682
                                                                   ------------
TOTAL AUSTRALIA.........................................            385,388,581
                                                                   ------------
AUSTRIA -- (0.3%)
   *Erste Group Bank AG.................................   342,508   11,524,969
   *OMV AG..............................................   249,913   10,295,327
  #*Raiffeisen Bank International AG....................    57,158    2,567,041
                                                                   ------------
TOTAL AUSTRIA...........................................             24,387,337
                                                                   ------------
BELGIUM -- (1.0%)
   *Ageas NV............................................   405,452   13,392,101
    Belgacom SA.........................................    52,454    1,600,224
    Delhaize Group SA...................................   235,124   11,155,378
   *Delhaize Group SA Sponsored ADR.....................    52,900    2,504,815
   *D'ieteren SA/NV.....................................     1,857       82,218
   *KBC Groep NV........................................   356,956   14,052,022
   *Solvay SA...........................................   180,191   28,310,343
    UCB SA..............................................   292,847   16,903,481
                                                                   ------------
TOTAL BELGIUM...........................................             88,000,582
                                                                   ------------
CANADA -- (10.6%)
    Aimia, Inc..........................................   211,202    3,394,393
   #Astral Media, Inc. Class A..........................    37,438    1,759,669

                                     1391

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
   *AuRico Gold, Inc....................................   404,755 $  2,853,523
   #Barrick Gold Corp...................................   829,521   26,478,310
   #Bell Aliant, Inc....................................   162,757    4,237,818
   #Bonavista Energy Corp...............................     2,000       27,030
    Cameco Corp. (13321L108)............................   112,600    2,426,530
    Cameco Corp. (2166160)..............................   506,586   10,919,991
    Canadian Natural Resources, Ltd. (136385101)........   297,269    8,983,469
    Canadian Natural Resources, Ltd. (2171573).......... 1,849,320   55,846,721
  #*Canadian Tire Corp. Class A.........................   214,347   14,918,758
    Centerra Gold, Inc..................................    19,843      180,246
    Crescent Point Energy Corp..........................     4,045      156,463
   *Eldorado Gold Corp..................................    74,031      829,147
   *Empire Co., Ltd. Class A............................    65,500    3,952,065
   #Enerplus Corp.......................................   389,835    5,233,498
   #Ensign Energy Services, Inc.........................   452,198    7,725,540
   *Fairfax Financial Holdings, Ltd.....................    54,622   19,605,651
    Genworth MI Canada, Inc.............................    84,524    2,043,186
    George Weston, Ltd..................................   132,852    9,571,631
    Goldcorp, Inc....................................... 1,686,234   59,391,819
   #Husky Energy, Inc...................................   839,318   26,170,834
    IAMGOLD Corp. (2446646).............................   231,424    1,900,303
    IAMGOLD Corp. (450913108)...........................   573,940    4,735,005
    Industrial Alliance Insurance & Financial
      Services, Inc.....................................   168,485    5,887,008
    Inmet Mining Corp...................................   154,478   11,151,410
    Kinross Gold Corp................................... 2,678,826   21,969,918
   #Loblaw Cos., Ltd....................................   221,495    8,896,220
   *Lundin Mining Corp.................................. 1,008,210    5,185,600
   #Magna International, Inc............................   583,936   30,519,936
   #Manulife Financial Corp............................. 4,587,163   66,227,338
   #Methanex Corp.......................................     1,373       49,378
    Nexen, Inc.......................................... 1,739,936   46,542,503
   *Osisko Mining Corp..................................     6,000       41,568
   #Pan American Silver Corp. (2669272).................   131,923    2,304,089
    Pan American Silver Corp. (697900108)...............   118,576    2,076,266
   #Pengrowth Energy Corp...............................   685,423    3,126,804
   #Penn West Petroleum, Ltd............................ 1,011,032   10,227,905
   *PetroBakken Energy, Ltd.............................    62,100      547,905
    Precision Drilling Corp.............................   706,616    6,475,306
   #Progressive Waste Solutions, Ltd....................   122,391    2,719,255
    Quebecor, Inc. Class B..............................    72,190    3,042,779
  #*Research In Motion, Ltd. (760975102)................   354,800    4,605,304
  #*Research In Motion, Ltd. (2117265)..................   435,600    5,642,623
    Sears Canada, Inc...................................     1,959       18,738
   #Sun Life Financial, Inc............................. 1,565,269   45,668,065
    Suncor Energy, Inc.................................. 3,750,370  127,468,962
   #Talisman Energy, Inc................................ 2,251,645   28,128,631
    Teck Resources, Ltd. Class A........................     4,115      156,448
   #Teck Resources, Ltd. Class B........................ 1,483,730   54,074,178
   #Thomson Reuters Corp................................ 1,832,184   56,119,131
   #TransAlta Corp......................................   602,148    9,683,631
   #TransCanada Corp....................................   776,817   36,769,130
   *Turquoise Hill Resources, Ltd.......................    63,691      493,605
  #*Uranium One, Inc....................................   632,800    1,725,703
   #West Fraser Timber Co., Ltd.........................    61,827    4,963,393
    Westjet Airlines, Ltd...............................     1,000       20,954
   #Yamana Gold, Inc.................................... 1,425,140   23,290,337
                                                                   ------------
TOTAL CANADA............................................            899,161,621
                                                                   ------------
DENMARK -- (1.4%)
    A.P. Moeller-Maersk A.S. Series A...................       886    6,699,680
    A.P. Moeller-Maersk A.S. Series B...................     3,855   30,752,256

                                     1392

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
DENMARK -- (Continued)
    Carlsberg A.S. Series B............................   334,440 $ 35,774,584
   *Danske Bank A.S.................................... 1,678,386   32,161,607
   *FLSmidth & Co. A.S.................................    23,118    1,432,383
   *H. Lundbeck A.S....................................   135,698    2,146,127
    Rockwool International A.S. Series A...............        62        7,426
   *Rockwool International A.S. Series B...............     1,631      195,451
   *TDC A.S............................................   991,299    7,597,532
                                                                  ------------
TOTAL DENMARK..........................................            116,767,046
                                                                  ------------
FINLAND -- (0.6%)
   *Kesko Oyj Series A.................................       662       22,006
   *Kesko Oyj Series B.................................   138,917    4,545,772
  #*Neste Oil Oyj......................................    69,191    1,104,281
   #Nokia Oyj.......................................... 3,809,609   14,952,632
   *Sampo Oyj Series A.................................   128,008    4,595,255
   *Stora Enso Oyj Series R............................ 1,455,180   10,377,996
    Stora Enso Oyj Sponsored ADR.......................    91,500      646,905
   *UPM-Kymmene Oyj.................................... 1,403,467   17,160,188
   #UPM-Kymmene Oyj Sponsored ADR......................    69,300      844,767
                                                                  ------------
TOTAL FINLAND..........................................             54,249,802
                                                                  ------------
FRANCE -- (8.5%)
   *Arkema SA..........................................   104,681   11,868,638
   *AXA SA............................................. 3,557,776   65,871,631
    AXA SA Sponsored ADR...............................   140,900    2,599,605
   *BNP Paribas SA..................................... 1,231,210   77,250,993
    Bollore SA.........................................    22,288    8,037,388
    Bouygues SA........................................   305,569    8,670,136
   *Cap Gemini SA......................................   324,351   15,630,577
   *Casino Guichard Perrachon SA.......................   142,758   13,980,112
   *Cie de Saint-Gobain SA............................. 1,039,077   42,756,814
   *Cie Generale de Geophysique - Veritas SA...........   304,853    8,831,441
   #Cie Generale de Geophysique - Veritas SA Sponsored
     ADR...............................................   141,089    4,095,814
   *Cie Generale des Etablissements Michelin SA Series
     B.................................................   349,857   32,537,736
    Ciments Francais SA................................    26,702    1,620,387
   *CNP Assurances SA..................................   345,228    5,707,356
   *Credit Agricole SA................................. 2,838,495   28,057,865
   *Eiffage SA.........................................    31,691    1,422,274
    Electricite de France SA...........................   498,285    9,565,790
   *Eramet SA..........................................     5,005      710,083
   *France Telecom SA.................................. 3,875,091   44,008,380
  #*GDF Suez SA........................................ 3,247,971   66,627,592
   *Groupe Eurotunnel SA...............................   746,306    6,346,064
    Lafarge SA.........................................   505,082   30,845,862
   *Lagardere SCA......................................   243,906    8,816,200
   *Natixis SA......................................... 2,034,211    8,060,333
   *PPR SA.............................................    20,752    4,463,015
    Renault SA.........................................   500,585   30,172,248
   *Rexel SA...........................................   254,866    5,419,543
   *SCOR SE............................................   195,156    5,618,650
   *Societe Generale SA................................ 1,558,512   70,375,540
    STMicroelectronics NV.............................. 1,542,301   13,332,872
    Thales SA..........................................    27,549      992,120
   *Vallourec SA.......................................    47,246    2,563,580
   *Vivendi SA......................................... 3,686,124   78,940,004
                                                                  ------------
TOTAL FRANCE...........................................            715,796,643
                                                                  ------------
GERMANY -- (7.7%)
   *Allianz SE.........................................   257,741   36,879,194
   #Allianz SE Sponsored ADR........................... 2,811,910   40,182,194

                                     1393

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
   *Bayerische Motoren Werke AG.........................   656,221 $ 66,093,160
   *Celesio AG..........................................   108,168    1,964,730
   *Commerzbank AG...................................... 6,626,325   14,508,794
    Daimler AG.......................................... 2,088,586  121,559,443
   #Deutsche Bank AG (5750355).......................... 1,362,475   70,465,962
  #*Deutsche Bank AG (D18190898)........................   420,711   21,733,930
    Deutsche Lufthansa AG...............................   464,311    9,222,826
   *Deutsche Telekom AG................................. 2,858,403   35,115,802
   #Deutsche Telekom AG Sponsored ADR................... 3,099,741   38,002,825
   *E.ON SE............................................. 3,592,972   62,475,099
   *Fraport AG..........................................    37,336    2,262,969
   *Hannover Rueckversicherung AG.......................     8,653      698,559
  #*Heidelberger Zement AG..............................   243,824   15,370,108
   *Hochtief AG.........................................       512       33,411
    Merck KGaA..........................................     6,967      968,632
   *Munchener Rueckversicherungs-Gesellschaft AG........   395,244   72,588,306
  #*RWE AG..............................................   392,339   14,752,538
    SCA Hygiene Products SE.............................     3,195    1,588,831
   *ThyssenKrupp AG.....................................   368,208    8,937,928
    Volkswagen AG.......................................    62,518   14,441,970
                                                                   ------------
TOTAL GERMANY...........................................            649,847,211
                                                                   ------------
GREECE -- (0.0%)
    Coca-Cola Hellenic Bottling Co. S.A.................     8,492      220,598
    Hellenic Petroleum S.A..............................   334,517    3,751,029
   *National Bank of Greece S.A.........................   210,246      332,093
                                                                   ------------
TOTAL GREECE............................................              4,303,720
                                                                   ------------
HONG KONG -- (2.0%)
  #*Cathay Pacific Airways, Ltd......................... 2,051,000    3,965,221
  #*Foxconn International Holdings, Ltd................. 3,787,000    1,554,979
    Great Eagle Holdings, Ltd...........................   860,324    3,340,879
   *Hang Lung Group, Ltd................................    43,000      260,666
    Henderson Land Development Co., Ltd................. 3,364,064   24,176,943
   *Hong Kong & Shanghai Hotels, Ltd.................... 1,903,131    3,289,980
   *Hopewell Holdings, Ltd.............................. 1,244,169    5,124,530
  #*Hutchison Whampoa, Ltd.............................. 5,818,000   65,028,273
    Kowloon Development Co., Ltd........................   240,000      368,354
    New World Development Co., Ltd...................... 8,740,122   16,120,244
   *Orient Overseas International, Ltd..................   488,000    3,406,374
   *Wharf Holdings, Ltd................................. 3,028,990   26,736,696
   *Wheelock & Co., Ltd................................. 3,482,000   19,598,683
                                                                   ------------
TOTAL HONG KONG.........................................            172,971,822
                                                                   ------------
IRELAND -- (0.2%)
   *Bank of Ireland.....................................   157,165       30,333
    CRH P.L.C...........................................   460,867    9,941,960
   *CRH P.L.C. Sponsored ADR............................   248,834    5,354,908
                                                                   ------------
TOTAL IRELAND...........................................             15,327,201
                                                                   ------------
ISRAEL -- (0.5%)
   *Bank Hapoalim B.M................................... 2,961,906   12,487,249
   *Bank Leumi Le-Israel B.M............................ 2,937,459    9,815,187
   *Bezeq Israeli Telecommunication Corp., Ltd.......... 2,013,889    2,360,108
   *Elbit Systems, Ltd..................................     5,279      202,950
   *Israel Chemicals, Ltd...............................   675,287    8,968,936
   *Israel Discount Bank, Ltd. Series A.................   381,656      639,084
   *Mellanox Technologies, Ltd..........................       514       26,106
   *NICE Systems, Ltd...................................       627       23,041
   *NICE Systems, Ltd. Sponsored ADR....................   113,460    4,185,539

                                     1394

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
ISRAEL -- (Continued)
   *Strauss Group, Ltd..................................      1,184 $    14,712
                                                                    -----------
TOTAL ISRAEL............................................             38,722,912
                                                                    -----------
ITALY -- (1.2%)
  #*Banca Monte Dei Paschi di Siena SpA................. 12,934,984   4,320,781
   *Banco Popolare Scarl................................  2,933,385   6,111,620
  #*Fiat SpA............................................  1,512,718   9,259,142
  #*Finmeccanica SpA....................................    995,867   6,544,403
   *Parmalat SpA........................................    602,705   1,510,913
   *Telecom Italia SpA..................................  5,476,933   5,434,688
   #Telecom Italia SpA Sponsored ADR....................  1,874,500  18,520,060
   *UniCredit SpA.......................................  5,828,887  37,626,177
   *Unione di Banche Italiane ScpA......................  1,812,819   9,461,555
                                                                    -----------
TOTAL ITALY.............................................             98,789,339
                                                                    -----------
JAPAN -- (17.2%)
   *77 Bank, Ltd. (The).................................    737,372   3,172,039
  #*Aeon Co., Ltd.......................................  1,886,800  21,400,814
   *Aisin Seiki Co., Ltd................................    131,900   4,320,584
   *Ajinomoto Co., Inc..................................     47,000     637,500
   *Alfresa Holdings Corp...............................     85,700   3,754,822
   *Amada Co., Ltd......................................    821,000   5,130,865
   *Aoyama Trading Co., Ltd.............................      1,000      19,626
    Asahi Glass Co., Ltd................................  1,910,000  12,671,859
   *Asahi Kasei Corp....................................  2,342,000  13,516,681
    Asatsu-DK, Inc......................................     32,500     874,694
  #*Autobacs Seven Co., Ltd.............................     71,600   2,912,615
   *Awa Bank, Ltd. (The)................................     65,600     398,523
   *Azbil Corp..........................................      6,400     136,891
  #*Bank of Kyoto, Ltd. (The)...........................    709,400   5,869,875
   *Bank of Yokohama, Ltd. (The)........................  1,431,000   6,834,971
    Canon Marketing Japan, Inc..........................    124,900   1,699,088
   *Chiba Bank, Ltd. (The)..............................  1,070,000   6,667,462
   *Chugoku Bank, Ltd. (The)............................    391,800   5,396,515
   *Citizen Holdings Co., Ltd...........................    511,000   2,927,001
    Coca-Cola West Co., Ltd.............................    109,007   1,721,398
   *COMSYS Holdings Corp................................    151,700   1,829,532
   *Cosmo Oil Co., Ltd..................................  1,212,364   2,725,553
  #*Dai Nippon Printing Co., Ltd........................  1,815,000  14,673,246
   *Daicel Corp.........................................    515,000   3,596,219
   *Daido Steel Co., Ltd................................    345,000   1,540,169
   *Dainippon Sumitomo Pharma Co., Ltd..................    309,400   4,361,735
  #*Daiwa Securities Group, Inc.........................    861,000   5,007,923
  #*Denki Kagaku Kogyo K.K..............................    319,000   1,151,968
   *Ebara Corp..........................................    239,000     934,745
   *Fuji Media Holdings, Inc............................      1,128   1,771,677
  #*FUJIFILM Holdings Corp..............................  1,327,000  26,459,867
   *Fujitsu, Ltd........................................  3,335,000  13,504,321
   *Fukuoka Financial Group, Inc........................  1,800,000   7,578,903
  #*Fukuyama Transporting Co., Ltd......................     75,000     383,450
   *Furukawa Electric Co., Ltd..........................    374,000     757,911
   *Glory, Ltd..........................................    119,600   2,801,148
   *Gunma Bank, Ltd. (The)..............................    921,397   4,447,383
   *H2O Retailing Corp..................................    198,000   1,624,929
   *Hachijuni Bank, Ltd. (The)..........................    993,231   4,972,668
   *Hakuhodo DY Holdings, Inc...........................     39,920   2,720,250
   *Hankyu Hanshin Holdings, Inc........................    582,000   3,175,878
   *Higo Bank, Ltd. (The)...............................    282,000   1,738,183
   *Hiroshima Bank, Ltd. (The)..........................    300,000   1,275,406
    Hitachi Capital Corp................................    105,100   2,094,489
    Hitachi Chemical Co., Ltd...........................     15,500     218,268

                                     1395

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
JAPAN -- (Continued)
    Hitachi High-Technologies Corp.....................    139,900 $  2,778,384
    Hitachi Transport System, Ltd......................     94,400    1,429,559
   *Hokuhoku Financial Group, Inc......................  2,620,000    4,263,785
   *House Foods Corp...................................    148,300    2,237,443
   *Ibiden Co., Ltd....................................    183,400    2,613,943
   *Idemitsu Kosan Co., Ltd............................     51,124    4,482,596
   *Inpex Corp.........................................      4,490   25,996,109
   *Isetan Mitsukoshi Holdings, Ltd....................    884,200    8,731,734
   *ITOCHU Corp........................................    311,200    3,519,518
   *Iyo Bank, Ltd. (The)...............................    551,000    4,505,910
   *J. Front Retailing Co., Ltd........................  1,136,000    6,231,348
   *JFE Holdings, Inc..................................    972,000   20,747,781
   *Joyo Bank, Ltd. (The)..............................  1,376,000    6,451,154
   *JTEKT Corp.........................................    463,200    4,947,766
   *JX Holdings, Inc...................................  5,553,333   32,763,681
   *Kagoshima Bank, Ltd. (The).........................    358,143    2,305,613
   *Kajima Corp........................................  1,544,000    4,628,230
   *Kamigumi Co., Ltd..................................    519,000    4,227,549
   *Kaneka Corp........................................    653,542    3,496,044
   *Kawasaki Kisen Kaisha, Ltd.........................    527,000    1,000,535
   *Keiyo Bank, Ltd. (The).............................    418,000    1,983,016
   *Kinden Corp........................................    285,000    1,889,825
    Kirin Holdings Co., Ltd............................    134,000    1,674,431
   *Kobe Steel, Ltd....................................  3,785,000    4,674,545
   *Konica Minolta Holdings, Inc.......................    762,000    6,086,085
   *K's Holdings Corp..................................     24,300      660,698
   *Kyocera Corp.......................................    308,700   27,962,066
    Kyocera Corp. Sponsored ADR........................     13,600    1,196,800
    Kyowa Hakko Kirin Co., Ltd.........................    571,000    5,398,881
   *Lintec Corp........................................      5,100       94,311
   *LIXIL Group Corp...................................    371,200    8,626,086
   #Mabuchi Motor Co., Ltd.............................     36,100    1,620,916
   *Maeda Road Construction Co., Ltd...................     36,000      536,519
   *Marui Group Co., Ltd...............................    542,642    4,411,288
    Maruichi Steel Tube, Ltd...........................    104,400    2,321,880
   *Mazda Motor Corp...................................  3,005,000    8,128,885
   *Medipal Holdings Corp..............................    339,800    4,305,372
   *MEIJI Holdings Co., Ltd............................    135,895    6,009,061
    Mitsubishi Chemical Holdings Corp..................  3,885,000   17,989,197
   *Mitsubishi Corp....................................  2,975,200   62,768,367
   *Mitsubishi Gas Chemical Co., Inc...................    948,000    6,345,333
   *Mitsubishi Heavy Industries, Ltd...................  7,830,000   41,869,519
  #*Mitsubishi Logistics Corp..........................    236,000    3,539,625
   *Mitsubishi Materials Corp..........................  2,533,000    8,110,472
    Mitsubishi Tanabe Pharma Corp......................    400,000    5,362,265
   *Mitsubishi UFJ Financial Group, Inc................ 20,044,206  113,994,255
    Mitsubishi UFJ Financial Group, Inc. ADR...........  4,781,372   27,062,566
   *Mitsui & Co., Ltd..................................  3,134,900   47,380,049
    Mitsui & Co., Ltd. Sponsored ADR...................     11,723    3,540,932
  #*Mitsui Chemicals, Inc..............................  1,861,800    4,415,327
   *Mitsui Mining & Smelting Co., Ltd..................     69,030      175,681
   *Mitsui O.S.K. Lines, Ltd...........................  1,596,000    5,266,038
   #Mizuho Financial Group, Inc. ADR...................    241,042      959,347
   *MS&AD Insurance Group Holdings, Inc................    748,653   15,681,019
   *Nagase & Co., Ltd..................................    235,889    2,574,891
   *Nanto Bank, Ltd. (The).............................    319,000    1,386,859
   *NEC Corp...........................................  5,425,101   13,235,879
   *Nippo Corp.........................................     32,000      429,154
   *Nippon Electric Glass Co., Ltd.....................    642,000    3,094,045
   *Nippon Express Co., Ltd............................  1,952,238    8,057,832
   *Nippon Meat Packers, Inc...........................    429,536    5,813,049

                                     1396

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
  #*Nippon Paper Group, Inc.............................    231,700 $ 3,283,280
   *Nippon Shokubai Co., Ltd............................    234,000   2,257,126
  #*Nippon Steel & Sumitomo Metal Corp.................. 13,103,940  36,271,515
   *Nippon Television Network Corp......................    123,800   1,762,195
  #*Nippon Yusen K.K....................................  3,062,000   7,337,646
   *Nishi-Nippon Bank, Ltd..............................  1,412,569   3,661,057
   *Nissan Shatai Co., Ltd..............................    216,000   2,689,951
   *Nisshin Seifun Group, Inc...........................    394,500   4,800,628
   *Nisshin Steel Holdings Co., Ltd.....................    143,100   1,070,759
   *Nisshinbo Holdings, Inc.............................    305,000   2,315,647
   *NOK Corp............................................    125,720   1,879,773
   *Nomura Holdings, Inc................................  7,769,100  44,472,513
   *NTT DOCOMO, Inc.....................................      1,082   1,640,396
   *Obayashi Corp.......................................  1,650,682   8,463,836
  #*Oji Holdings Corp...................................  1,997,000   6,457,858
   *Onward Holdings Co., Ltd............................    278,000   2,100,898
  #*Panasonic Corp......................................  4,369,517  28,762,402
   #Panasonic Corp. Sponsored ADR.......................    302,421   1,999,003
    Pola Orbis Holdings, Inc............................     14,200     432,252
  #*Renesas Electronics Corp............................      8,300      24,986
   *Rengo Co., Ltd......................................    421,000   2,137,351
  #*Ricoh Co., Ltd......................................  1,666,000  18,547,006
   *Rohm Co., Ltd.......................................    230,500   7,663,176
    Sankyo Co., Ltd.....................................     74,800   2,980,051
  #*SBI Holdings, Inc...................................    458,200   3,804,651
   *Seino Holdings Co., Ltd.............................    295,000   2,009,731
   *Sekisui Chemical Co., Ltd...........................    736,000   7,091,133
   *Sekisui House, Ltd..................................  1,354,000  14,901,879
  #*Sharp Corp..........................................  2,520,000   8,579,635
   *Shiga Bank, Ltd.....................................    451,185   2,617,379
   *Shimizu Corp........................................  1,371,000   4,440,717
   *Shinsei Bank, Ltd...................................  2,164,000   4,420,968
   *Shizuoka Bank, Ltd..................................    847,000   7,986,212
   #Showa Denko K.K.....................................  1,868,000   2,854,913
    Showa Shell Sekiyu K.K..............................    263,200   1,527,413
   *SKY Perfect JSAT Holdings, Inc......................      3,029   1,421,519
   *Sohgo Security Services Co., Ltd....................     82,600   1,094,227
   *Sojitz Corp.........................................  2,593,100   3,892,081
    Sony Corp...........................................    768,200  11,490,580
   #Sony Corp. Sponsored ADR............................  1,801,665  26,916,875
   *Sumitomo Bakelite Co., Ltd..........................    347,000   1,384,639
  #*Sumitomo Chemical Co., Ltd..........................  2,108,000   6,167,015
   *Sumitomo Corp.......................................  3,241,900  41,935,017
   *Sumitomo Electric Industries, Ltd...................  2,606,700  29,345,356
   *Sumitomo Forestry Co., Ltd..........................    161,400   1,580,983
   *Sumitomo Heavy Industries, Ltd......................    326,000   1,438,580
   *Sumitomo Metal Mining Co., Ltd......................    414,000   6,438,858
   *Sumitomo Mitsui Financial Group, Inc................    872,600  35,047,015
  #*Sumitomo Mitsui Trust Holdings, Inc.................  6,099,629  22,529,311
   *Sumitomo Osaka Cement Co., Ltd......................    196,000     656,485
   *Suzuken Co., Ltd....................................    149,300   4,569,738
   *Suzuki Motor Corp...................................    519,200  13,623,685
   *Taisei Corp.........................................  2,110,703   6,298,579
    Taisho Pharmaceutical Holdings Co., Ltd.............     59,299   4,092,565
   *Takashimaya Co., Ltd................................    615,634   4,530,340
   *Takata Corp.........................................      2,100      42,350
  #*TDK Corp............................................    218,300   8,095,900
  #*Teijin, Ltd.........................................  1,566,450   3,590,186
   *Toho Holdings Co., Ltd..............................     12,800     247,202
   *Tokai Rika Co., Ltd.................................     61,200   1,002,424
    Tokyo Broadcasting System, Inc......................     85,300     994,443

                                     1397

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Tokyo Tatemono Co., Ltd...........................   442,000 $    2,068,610
   *Toppan Printing Co., Ltd.......................... 1,312,000      8,143,310
   *Toshiba TEC Corp..................................    29,000        167,304
  #*Tosoh Corp........................................ 1,044,000      2,511,417
   *Toyo Seikan Kaisha, Ltd...........................   346,349      4,419,452
   *Toyobo Co., Ltd...................................   664,000      1,058,847
   *Toyoda Gosei Co., Ltd.............................    13,800        305,767
    Toyota Motor Corp.................................   175,379      8,376,882
  #*Toyota Motor Corp. Sponsored ADR..................   614,188     58,575,110
   *Toyota Tsusho Corp................................   434,400     10,332,338
   *Ube Industries, Ltd...............................   592,000      1,232,404
  #*UNY Co., Ltd......................................   393,050      2,913,786
   *Ushio, Inc........................................     3,200         34,595
   *Wacoal Corp.......................................   179,000      1,867,876
  #*Yamada Denki Co., Ltd.............................   120,260      4,631,313
   *Yamaguchi Financial Group, Inc....................   492,148      4,741,602
    Yamaha Corp.......................................   327,300      3,467,552
  #*Yamato Kogyo Co., Ltd.............................    82,600      2,365,994
    Yamazaki Baking Co., Ltd..........................   128,000      1,432,093
                                                                 --------------
TOTAL JAPAN...........................................            1,455,718,833
                                                                 --------------
NETHERLANDS -- (3.0%)
   *Aegon NV.......................................... 3,831,576     25,580,654
   *Akzo Nobel NV.....................................   448,015     30,663,191
    ArcelorMittal NV.................................. 2,499,882     42,896,336
   *ING Groep NV...................................... 4,933,987     49,903,488
  #*ING Groep NV Sponsored ADR........................ 1,273,519     12,837,072
    Koninklijke DSM NV................................   452,418     27,712,660
    Koninklijke Philips Electronics NV................ 2,042,653     63,620,144
   *Philips Electronics NV ADR........................   144,736      4,499,842
                                                                 --------------
TOTAL NETHERLANDS.....................................              257,713,387
                                                                 --------------
NEW ZEALAND -- (0.1%)
   *Auckland International Airport, Ltd...............   138,487        329,636
   *Contact Energy, Ltd............................... 1,292,916      5,664,417
                                                                 --------------
TOTAL NEW ZEALAND.....................................                5,994,053
                                                                 --------------
NORWAY -- (1.1%)
   *Aker ASA Series A.................................    70,583      3,009,901
   *Cermaq ASA........................................    27,247        468,482
   *DNB ASA........................................... 1,512,837     21,192,411
   *Marine Harvest ASA................................ 5,274,681      5,279,389
   *Norsk Hydro ASA................................... 3,357,025     16,116,239
    Norsk Hydro ASA Sponsored ADR.....................    59,900        287,520
   *Orkla ASA......................................... 2,797,062     24,671,577
   *Petroleum Geo-Services ASA........................    10,697        189,770
    Stolt-Nielsen, Ltd................................     8,425        179,779
   *Storebrand ASA.................................... 1,082,306      5,540,675
   *Subsea 7 SA.......................................   590,207     14,257,448
   *Veripos, Inc......................................    54,011        198,722
    Wilh Wilhelmsen Holding ASA.......................       212          6,804
                                                                 --------------
TOTAL NORWAY..........................................               91,398,717
                                                                 --------------
PORTUGAL -- (0.1%)
   *Banco Espirito Santo SA........................... 2,631,973      3,732,705
    Cimpor Cimentos de Portugal SA....................   108,424        500,374
   *EDP Renovaveis SA.................................   515,052      2,939,001
   *Portugal Telecom SA...............................       440          2,569
                                                                 --------------
TOTAL PORTUGAL........................................                7,174,649
                                                                 --------------

                                     1398

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SINGAPORE -- (1.1%)
   *CapitaLand, Ltd....................................  6,174,000 $ 19,941,619
    CapitaMalls Asia, Ltd..............................  1,863,000    3,251,888
   *DBS Group Holdings, Ltd............................  1,213,831   14,670,599
    Fraser & Neave, Ltd................................    724,450    5,580,709
    Golden Agri-Resources, Ltd......................... 13,990,000    7,188,646
   *Indofood Agri Resources, Ltd.......................    198,000      208,943
   *Keppel Land, Ltd...................................  1,214,000    4,176,984
  #*Neptune Orient Lines, Ltd..........................  1,228,004    1,275,689
   *Noble Group, Ltd...................................  2,997,000    2,955,487
    Olam International, Ltd............................    459,000      600,255
  #*Overseas Union Enterprise, Ltd.....................    405,000      976,043
    Singapore Airlines, Ltd............................  1,585,600   14,080,968
    Singapore Land, Ltd................................    532,000    3,219,632
  #*United Industrial Corp., Ltd.......................  2,152,000    4,851,272
    UOL Group, Ltd.....................................  1,376,600    6,952,893
   *Venture Corp., Ltd.................................    307,000    2,106,048
    Wheelock Properties, Ltd...........................    870,000    1,384,411
   *Wilmar International, Ltd..........................     63,000      194,287
                                                                   ------------
TOTAL SINGAPORE........................................              93,616,373
                                                                   ------------
SPAIN -- (2.0%)
  #*Acciona SA.........................................    114,419    9,205,390
  #*Banco Bilbao Vizcaya Argentaria SA.................    486,160    4,833,266
  #*Banco de Sabadell SA...............................  5,239,933   14,058,366
   *Banco Espanol de Credito SA........................    392,975    2,021,772
  #*Banco Popular Espanol SA........................... 17,154,572   15,512,979
   *Banco Santander SA.................................  7,903,716   66,158,200
   *Banco Santander SA Issue 13 Shares.................    192,773    1,617,326
    Banco Santander SA Sponsored ADR...................  1,384,686   11,326,731
  #*CaixaBank SA.......................................  2,901,900   11,487,286
   *Gas Natural SDG SA.................................    779,112   15,564,460
   *Iberdrola SA.......................................  1,733,826    9,329,470
   *Repsol SA..........................................    520,527   11,608,354
                                                                   ------------
TOTAL SPAIN............................................             172,723,600
                                                                   ------------
SWEDEN -- (3.2%)
   *Boliden AB.........................................    612,180   11,314,978
    Holmen AB Series A.................................      6,300      195,701
   *Meda AB Series A...................................    280,396    3,275,356
   *Nordea Bank AB.....................................  5,366,449   59,188,335
   *Skandinaviska Enskilda Banken AB Series A..........  3,481,813   34,877,372
    Skandinaviska Enskilda Banken AB Series C..........     16,918      163,916
   *SSAB AB Series A...................................     51,620      426,523
   *Svenska Cellulosa AB Series A......................     66,476    1,614,663
   *Svenska Cellulosa AB Series B......................  1,586,671   38,467,515
   *Swedbank AB Series A...............................    952,040   22,480,194
    Telefonaktiebolaget LM Ericsson AB Series A........     28,098      318,929
    Telefonaktiebolaget LM Ericsson AB Series B........  4,713,081   54,819,076
   #Telefonaktiebolaget LM Ericsson AB Sponsored ADR...    952,162   11,045,079
   *TeliaSonera AB.....................................  3,717,354   26,813,690
    Volvo AB Series A..................................    238,871    3,538,216
                                                                   ------------
TOTAL SWEDEN...........................................             268,539,543
                                                                   ------------
SWITZERLAND -- (6.1%)
   *ABB, Ltd...........................................  1,234,095   26,454,965
   *Adecco SA..........................................    358,259   20,543,749
  #*Alpiq Holding AG...................................      1,593      200,929
   *Aryzta AG..........................................    163,797    9,198,159
   *Baloise Holding AG.................................    200,163   18,113,699
   *Banque Cantonale Vaudoise AG.......................        468      250,161

                                     1399

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SWITZERLAND -- (Continued)
  #*Clariant AG........................................    429,492 $  5,861,720
    Credit Suisse Group AG.............................  1,314,363   38,816,836
   *Credit Suisse Group AG Sponsored ADR...............    838,229   24,761,285
   *Givaudan SA........................................     14,257   15,831,362
    Holcim, Ltd........................................    887,877   69,111,665
    Lonza Group AG.....................................      7,458      438,863
    Novartis AG........................................     16,632    1,130,585
    Novartis AG ADR....................................    506,359   34,341,267
    PSP Swiss Property AG..............................     60,354    5,785,092
   *St. Galler Kantonalbank AG.........................      2,834    1,205,366
    Sulzer AG..........................................     44,989    7,074,941
   *Swiss Life Holding AG..............................    123,557   18,590,733
   *Swiss Re, Ltd......................................  1,108,107   82,385,428
    UBS AG.............................................  4,128,062   71,694,684
   *UBS AG ADR.........................................    104,772    1,819,890
   *Zurich Insurance Group AG..........................    221,361   63,656,083
                                                                   ------------
TOTAL SWITZERLAND......................................             517,267,462
                                                                   ------------
UNITED KINGDOM -- (20.1%)
   *Anglo American P.L.C...............................  1,123,359   33,601,101
    Associated British Foods P.L.C.....................     70,558    1,956,596
    Aviva P.L.C........................................  8,175,916   47,635,688
    Barclays P.L.C..................................... 11,591,752   55,652,474
   #Barclays P.L.C. Sponsored ADR......................  4,327,157   82,908,328
    BP P.L.C...........................................  1,395,752   10,337,564
    BP P.L.C. Sponsored ADR............................  5,486,298  244,249,987
    Carnival P.L.C.....................................    658,867   26,707,170
   #Carnival P.L.C. ADR................................    241,674    9,758,796
   *Eurasian Natural Resources Corp. P.L.C.............    404,841    2,116,328
   *Evraz P.L.C........................................    525,138    2,386,496
    HSBC Holdings P.L.C................................  1,433,172   16,297,619
  #*HSBC Holdings P.L.C. Sponsored ADR.................  1,661,423   94,468,512
   *International Consolidated Airlines Group SA.......  3,847,175   12,953,146
    Investec P.L.C.....................................  1,195,168    8,747,063
   *Kazakhmys P.L.C....................................    690,345    7,990,475
   *Kingfisher P.L.C................................... 10,285,817   43,954,893
   *Legal & General Group P.L.C........................     47,098      113,737
   *Lloyds Banking Group P.L.C......................... 76,981,994   63,010,597
   *Lloyds Banking Group P.L.C. Sponsored ADR..........  2,857,128    9,399,951
   *Mondi P.L.C........................................  1,347,971   15,970,454
   *Old Mutual P.L.C................................... 13,164,620   39,081,884
   *Pearson P.L.C. Sponsored ADR.......................  1,502,835   28,523,808
   *Resolution, Ltd....................................  3,422,696   14,216,956
   *Rexam P.L.C........................................  3,303,083   24,553,885
   *Royal Bank of Scotland Group P.L.C.................  3,500,216   19,031,963
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR..    377,000    4,113,070
    Royal Dutch Shell P.L.C. ADR.......................  3,323,210  241,663,831
    Royal Dutch Shell P.L.C. Series A..................      9,655      342,256
    Royal Dutch Shell P.L.C. Series B..................    255,146    9,273,730
   *RSA Insurance Group P.L.C..........................  4,956,241   10,357,388
    Sainsbury (J.) P.L.C...............................  5,529,939   28,973,072
   *Travis Perkins P.L.C...............................     38,182      731,866
   #Vedanta Resources P.L.C............................    189,404    3,616,963
    Vodafone Group P.L.C............................... 34,976,333   95,455,624
    Vodafone Group P.L.C. Sponsored ADR................  8,116,661  221,747,179
   *William Morrison Supermarkets P.L.C................  8,127,143   32,325,392
    Wolseley P.L.C.....................................    322,361   15,045,161
   *WPP P.L.C..........................................  1,116,772   17,583,233
   *WPP P.L.C. Sponsored ADR...........................     35,622    2,793,833

                                     1400

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
UNITED KINGDOM -- (Continued)
    Xstrata P.L.C...................................   5,211,952 $   98,120,872
                                                                 --------------
TOTAL UNITED KINGDOM................................              1,697,768,941
                                                                 --------------
TOTAL COMMON STOCKS.................................              7,831,629,375
                                                                 --------------
PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Porsche Automobil Holding SE....................     334,085     29,087,778
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Santander SA Rights 01/30/13..............          23              5
   *Iberdrola SA Warrants 03/22/13..................          17              3
   *Repsol SA Rights 01/28/13.......................          21             14
                                                                 --------------
TOTAL SPAIN.........................................                         22
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                         22
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@DFA Short Term Investment Fund..................  50,993,950    590,000,000
  @Repurchase Agreement, Deutsche Bank Securities,
   Inc. 0.17%, 02/01/13 (Collateralized by FNMA
   3.500%, 11/01/42, valued at $3,772,264) to be
   repurchased at $3,698,315........................ $     3,698      3,698,298
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                593,698,298
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,323,626,144)^^...........................             $8,454,415,473
                                                                 ==============

                                     1401

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of January 31, 2013 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $    3,510,330 $  381,878,251   --    $  385,388,581
    Austria...............             --     24,387,337   --        24,387,337
    Belgium...............      2,504,815     85,495,767   --        88,000,582
    Canada................    899,161,621             --   --       899,161,621
    Denmark...............             --    116,767,046   --       116,767,046
    Finland...............      1,491,672     52,758,130   --        54,249,802
    France................      6,695,419    709,101,224   --       715,796,643
    Germany...............     99,918,949    549,928,262   --       649,847,211
    Greece................             --      4,303,720   --         4,303,720
    Hong Kong.............             --    172,971,822   --       172,971,822
    Ireland...............      5,354,908      9,972,293   --        15,327,201
    Israel................      4,185,539     34,537,373   --        38,722,912
    Italy.................     18,520,060     80,269,279   --        98,789,339
    Japan.................    120,250,633  1,335,468,200   --     1,455,718,833
    Netherlands...........     17,336,914    240,376,473   --       257,713,387
    New Zealand...........             --      5,994,053   --         5,994,053
    Norway................        287,520     91,111,197   --        91,398,717
    Portugal..............             --      7,174,649   --         7,174,649
    Singapore.............             --     93,616,373   --        93,616,373
    Spain.................     11,326,731    161,396,869   --       172,723,600
    Sweden................     11,045,079    257,494,464   --       268,539,543
    Switzerland...........     60,922,442    456,345,020   --       517,267,462
    United Kingdom........    939,627,295    758,141,646   --     1,697,768,941
 Preferred Stocks
    Germany...............             --     29,087,778   --        29,087,778
 Rights/Warrants
    Spain.................             --             22   --                22
 Securities Lending
   Collateral.............             --    593,698,298   --       593,698,298
                           -------------- --------------   --    --------------
 TOTAL.................... $2,202,139,927 $6,252,275,546   --    $8,454,415,473
                           ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1402

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                             SHARES   VALUE++
                                                             ------- ----------
COMMON STOCKS -- (87.7%)
Consumer Discretionary -- (19.8%)
  #*Accordia Golf Co., Ltd..................................   5,208 $5,083,315
    Aeon Fantasy Co., Ltd...................................  57,832    888,331
    Ahresty Corp............................................  89,700    506,563
    Aigan Co., Ltd..........................................  96,200    324,234
    Aisan Industry Co., Ltd................................. 168,600  1,421,116
  #*Akebono Brake Industry Co., Ltd......................... 239,100  1,161,226
   #Alpen Co., Ltd..........................................  94,000  1,713,859
    Alpha Corp..............................................  30,400    329,890
   *Alpine Electronics, Inc................................. 229,200  2,065,763
    Amiyaki Tei Co., Ltd....................................     235    534,891
    Amuse, Inc..............................................  34,099    716,190
  #*Anrakutei Co., Ltd......................................  38,000    164,335
    AOI Pro, Inc............................................  39,000    254,611
   *AOKI Holdings, Inc......................................  97,100  2,333,820
   *Aoyama Trading Co., Ltd................................. 314,300  6,168,603
   *Arata Corp..............................................  70,000    266,395
   *Arcland Sakamoto Co., Ltd...............................  65,900  1,065,053
   *Arnest One Corp......................................... 221,200  3,539,319
   *Asahi Broadcasting Corp.................................   5,800     38,460
   #Asahi Co., Ltd..........................................  73,200    975,408
   #Asatsu-DK, Inc.......................................... 147,600  3,972,456
   *Ashimori Industry Co., Ltd.............................. 319,000    457,697
   *ASKUL Corp..............................................  94,200  1,397,770
    Asti Corp...............................................  12,000     28,323
   #Atom Corp............................................... 140,400    905,794
   #Atsugi Co., Ltd......................................... 858,000  1,078,662
   *Autobacs Seven Co., Ltd................................. 125,400  5,101,145
   *Avex Group Holdings, Inc................................ 185,200  5,005,827
    Belluna Co., Ltd........................................  50,550    378,479
    Best Bridal, Inc........................................     266    254,025
  #*Best Denki Co., Ltd..................................... 392,000    588,826
   #Bic Camera, Inc.........................................   4,380  2,197,608
    Bookoff Corp............................................  45,000    340,594
  #*Calsonic Kansei Corp.................................... 860,000  3,568,923
   #Can Do Co., Ltd.........................................     714    864,901
   *Carchs Holdings Co., Ltd................................ 731,400    352,016
    Central Sports Co., Ltd.................................  14,700    237,561
   *Chiyoda Co., Ltd........................................ 131,200  3,037,189
    Chofu Seisakusho Co., Ltd...............................  88,800  1,832,929
  #*Chori Co., Ltd..........................................  69,200    748,888
    Chuo Spring Co., Ltd.................................... 202,000    705,821
   *Clarion Co., Ltd........................................ 668,000  1,038,196
    Cleanup Corp............................................ 131,900    953,828
  #*Colowide Co., Ltd.......................................  71,950    712,362
    Corona Corp.............................................  77,400  1,008,151
   #Cross Plus, Inc.........................................  22,000    209,302
   *Daido Metal Co., Ltd.................................... 172,000  1,471,529
   #Daidoh, Ltd............................................. 123,600    856,954
  #*Daiei, Inc. (The)....................................... 662,650  1,506,092
   *Daiichikosho Co., Ltd...................................  62,000  1,515,701
   #Daikoku Denki Co., Ltd..................................  40,600    961,137
    Daimaruenawin Co., Ltd..................................     400      3,444
    Dainichi Co., Ltd.......................................  54,900    580,289
    Daisyo Corp.............................................  54,300    714,636
  #*DCM Holdings Co., Ltd................................... 483,700  3,179,240
   *Descente, Ltd........................................... 232,000  1,515,912
  #*Doshisha Co., Ltd.......................................  58,200  1,578,728
   *Doutor Nichires Holdings Co., Ltd....................... 170,086  2,403,618

                                     1403

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Dunlop Sports Co., Ltd................................    70,200 $  775,631
    Dynic Corp............................................   136,000    265,514
   *Eagle Industry Co., Ltd...............................   137,000  1,146,385
  #*Edion Corp............................................   470,800  2,263,196
   *Exedy Corp............................................   176,400  3,871,803
    F&A Aqua Holdings, Inc................................    86,120  1,002,070
   *FCC Co., Ltd..........................................   177,000  3,804,542
   #Fields Corp...........................................    69,900    972,240
    Fine Sinter Co., Ltd..................................    49,000    146,666
    First Juken Co., Ltd..................................    26,800    324,762
  #*Foster Electric Co., Ltd..............................   118,800  1,870,423
   #France Bed Holdings Co., Ltd..........................   663,000  1,486,866
   #F-Tech, Inc...........................................    31,300    435,402
  #*Fuji Co., Ltd.........................................    96,300  1,943,999
    Fuji Corp, Ltd........................................   121,600    672,085
  #*Fuji Kiko Co., Ltd....................................   148,000    496,821
   *Fuji Kyuko Co., Ltd...................................   297,000  1,743,159
    Fuji Oozx, Inc........................................     6,000     25,209
  #*Fujibo Holdings, Inc..................................   610,000  2,001,728
    Fujikura Rubber, Ltd..................................    72,900    216,727
   #Fujita Kanko, Inc.....................................   331,100  1,113,837
   *Fujitsu General, Ltd..................................   313,000  2,742,783
    FuKoKu Co., Ltd.......................................    23,100    209,441
    Funai Electric Co., Ltd...............................    84,200  1,152,136
   #Furukawa Battery Co., Ltd.............................    56,000    303,754
  #*Futaba Industrial Co., Ltd............................   288,100  1,310,762
    G-7 Holdings, Inc.....................................    29,200    159,225
   *Gajoen Kanko Co.......................................    37,000         --
   #Gakken Holdings Co., Ltd..............................   322,000  1,006,281
    Genki Sushi Co., Ltd..................................    19,400    238,278
  #*Geo Holdings Corp.....................................     1,643  1,647,661
    GLOBERIDE, Inc........................................   520,000    654,770
   #Goldwin, Inc..........................................   180,000  1,061,346
   *Gourmet Kineya Co., Ltd...............................    87,000    605,866
    GSI Creos Corp........................................   267,000    402,639
    G-Tekt Corp...........................................    33,900    803,768
   #Gulliver International Co., Ltd.......................    31,100  1,320,695
   *Gunze, Ltd............................................   918,000  2,457,144
    H.I.S. Co., Ltd.......................................   101,800  3,473,850
   #Hagihara Industries, Inc..............................     4,800     73,377
   *HAJIME CONSTRUCTION Co., Ltd..........................    48,000  2,041,666
    Hakuyosha Co., Ltd....................................    73,000    168,439
   #Happinet Corp.........................................    74,600    590,055
    Hard Off Corp Co., Ltd................................    44,500    307,420
    Haruyama Trading Co., Ltd.............................    47,900    256,301
   *Haseko Corp........................................... 6,977,500  6,708,184
    Hiday Hidaka Corp.....................................    47,220  1,072,306
    Higashi Nihon House Co., Ltd..........................   200,000    918,988
    HI-LEX Corp...........................................    25,100    412,190
   #Himaraya Co., Ltd.....................................    35,900    284,317
    Hiramatsu, Inc........................................       369    734,252
    H-One Co., Ltd........................................    54,500    567,437
   #Honeys Co., Ltd.......................................    85,480  1,046,704
   *Hoosiers Corp.........................................     1,499  1,304,681
    I Metal Technology Co., Ltd...........................   142,000    249,597
   #Ichibanya Co., Ltd....................................    33,700  1,100,862
    Ichikawa Co., Ltd.....................................    62,000    114,596
  #*Ichikoh Industries, Ltd...............................   285,000    472,350
    Ikyu Corp.............................................       890    870,151
    Imasen Electric Industrial Co., Ltd...................    67,800    813,385
    Imperial Hotel, Ltd...................................    11,500    373,064

                                     1404

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Impress Holdings, Inc.................................    34,900 $   53,094
    Intage, Inc...........................................    28,100    667,697
   *Izuhakone Railway Co., Ltd............................       300     17,716
   *Izutsuya Co., Ltd.....................................   443,000    491,423
   *Janome Sewing Machine Co., Ltd........................   429,000    440,268
    Japan Vilene Co., Ltd.................................   154,000    672,615
    Japan Wool Textile Co., Ltd. (The)....................   321,000  2,101,736
    Jidosha Buhin Kogyo Co., Ltd..........................    79,000    359,613
  #*Joban Kosan Co., Ltd..................................    96,000    164,131
  #*Joshin Denki Co., Ltd.................................   209,000  2,096,415
   *JVC Kenwood Holdings, Inc.............................   809,630  2,804,636
  #*Kadokawa Group Holdings, Inc..........................    96,200  2,585,273
  #*Kappa Create Holdings Co., Ltd........................    47,150  1,085,838
    Kasai Kogyo Co., Ltd..................................   129,000    600,987
   #Kawai Musical Instruments Manufacturing Co., Ltd......   412,000    800,637
   *Keihin Corp...........................................   249,800  3,470,404
   #Keiyo Co., Ltd........................................   175,100    933,737
   #Kentucky Fried Chicken Japan, Ltd.....................    77,000  1,754,644
   #Kimoto Co., Ltd.......................................   100,700    832,901
  #*Kinki Nippon Tourist Co., Ltd.........................   360,000    517,657
  #*Kinugawa Rubber Industrial Co., Ltd...................   268,000  1,479,771
   #Kisoji Co., Ltd.......................................    68,200  1,350,347
   #Kohnan Shoji Co., Ltd.................................   173,000  2,076,456
   #Kojima Co., Ltd.......................................   145,700    517,489
    Komatsu Seiren Co., Ltd...............................   146,000    632,843
   *Komeri Co., Ltd.......................................   146,000  3,911,185
    Konaka Co., Ltd.......................................   122,960    972,229
   *Koshidaka Holdings Co., Ltd...........................    17,400    432,135
   #Kourakuen Corp........................................    28,100    397,542
  #*K's Holdings Corp.....................................       400     10,876
    KU Holdings Co., Ltd..................................    68,200    426,038
   *Kura Corp.............................................    63,000    859,524
    Kurabo Industries, Ltd................................ 1,220,000  2,064,957
    Kuraudia Co., Ltd.....................................     5,700     72,143
    Kuroganeya Co., Ltd...................................     6,000     22,286
  #*KYB Co., Ltd..........................................   878,000  3,574,788
   *Kyoritsu Maintenance Co., Ltd.........................    54,860  1,350,917
    Kyoto Kimono Yuzen Co., Ltd...........................    59,600    685,105
    LEC, Inc..............................................    36,900    424,886
   #Look, Inc.............................................   184,000    746,267
    Mamiya-Op Co., Ltd....................................   285,000    602,607
    Marche Corp...........................................    23,000    197,775
    Mars Engineering Corp.................................    48,400  1,002,694
  #*Maruei Department Store Co., Ltd......................   155,000    179,372
  #*Maruzen CHI Holdings Co., Ltd.........................    24,100     88,596
    Maruzen Co., Ltd......................................    46,000    353,110
  #*Matsuya Co., Ltd......................................   111,000  1,005,668
  #*Matsuya Foods Co., Ltd................................    47,300    852,038
  #*Megane TOP Co., Ltd...................................   141,300  1,771,729
   Meiko Network Japan Co., Ltd...........................    58,600    649,018
   #Meiwa Estate Co., Ltd.................................    30,200    163,637
    Mikuni Corp...........................................   108,000    217,105
    Misawa Homes Co., Ltd.................................   109,100  1,522,659
   *Mitsuba Corp..........................................   190,690  1,213,058
    Mitsui Home Co., Ltd..................................   159,000    916,493
    Mizuno Corp...........................................   471,000  2,151,153
   #Monogatari Corp. (The)................................    17,100    419,633
  #*MOS Food Services, Inc................................   121,900  2,280,808
    Mr Max Corp...........................................   119,000    423,938
    Murakami Corp.........................................     7,000     94,660
   *Musashi Seimitsu Industry Co., Ltd....................   116,100  2,358,481

                                     1405

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   *Nafco Co., Ltd........................................    17,200 $  262,546
   *Nagawa Co., Ltd.......................................     8,000    131,579
   *Naigai Co., Ltd....................................... 2,643,000  1,847,053
   *Nakayamafuku Co., Ltd.................................     5,800     43,003
    NEC Mobiling, Ltd.....................................    46,800  2,139,371
   *Next Co., Ltd.........................................    40,500    440,235
   #Nice Holdings, Inc....................................   460,000  1,216,480
   #Nidec Copal Corp......................................    88,700    629,645
   #Nidec Tosok Corp......................................   109,300    823,439
   #*Nifco, Inc...........................................   250,900  5,210,869
    Nihon Eslead Corp.....................................    48,200    510,787
   #Nihon Plast Co., Ltd..................................     1,600      9,014
    Nihon Tokushu Toryo Co., Ltd..........................    56,000    237,557
    Nikkato Corp..........................................       700      3,375
   *Nippon Columbia Co., Ltd..............................   788,000    413,360
    Nippon Felt Co., Ltd..................................    67,200    309,385
   #Nippon Piston Ring Co., Ltd...........................   433,000    912,404
    Nippon Seiki Co., Ltd.................................   213,400  2,534,491
    Nishikawa Rubber Co., Ltd.............................       500      5,943
    Nishimatsuya Chain Co., Ltd...........................   274,400  2,226,068
   *Nissan Shatai Co., Ltd................................   123,023  1,532,064
  #*Nissan Tokyo Sales Holdings Co., Ltd..................   236,000    870,494
   #Nissen Holdings Co., Ltd..............................   187,991    683,211
   *Nissin Kogyo Co., Ltd.................................   196,400  2,946,140
    Nittan Valve Co., Ltd.................................    82,800    284,400
    Noritsu Koki Co., Ltd.................................   101,700    442,331
    Ohashi Technica, Inc..................................       600      4,317
   *Ohsho Food Service Corp...............................    28,400    752,413
   *Onward Holdings Co., Ltd..............................   744,000  5,622,547
    OPT, Inc..............................................    25,400    216,627
   #Otsuka Kagu, Ltd......................................    28,000    243,199
   *Pacific Industrial Co., Ltd...........................   190,500    984,150
   *Pal Co., Ltd..........................................    28,900  1,269,514
    Paltac Corp...........................................   143,834  1,792,898
   *PanaHome Corp.........................................   443,200  2,825,748
  #*Parco Co., Ltd........................................    71,500    742,066
   *Paris Miki Holdings, Inc..............................   160,600    838,690
    PIA Corp..............................................    18,500    270,380
    Piolax, Inc...........................................    54,200  1,301,186
   *Pioneer Electronic Corp............................... 1,611,000  4,024,894
   *Plenus Co., Ltd.......................................   109,700  1,807,851
  #*Point, Inc............................................    90,890  3,131,425
   *Press Kogyo Co., Ltd..................................   555,000  2,443,169
    Pressance Corp........................................    31,700    984,471
   #Proto Corp............................................    41,900    711,918
    Renaissance, Inc......................................    16,800    127,755
  #*Renown, Inc...........................................   292,400    459,786
   #Resort Solution Co., Ltd..............................   180,000    377,639
   *Resorttrust, Inc......................................   186,308  4,048,537
  #*Rhythm Watch Co., Ltd.................................   650,000  1,235,583
    Right On Co., Ltd.....................................    72,625    575,510
    Riken Corp............................................   495,000  1,843,054
   #Ringer Hut Co., Ltd...................................    61,100    783,556
   #Riso Kyoiku Co., Ltd..................................    10,591    839,148
    Roland Corp...........................................    92,800    843,109
   *Round One Corp........................................   404,700  2,349,133
   #Royal Holdings Co., Ltd...............................   139,900  1,641,150
   *Ryohin Keikaku Co., Ltd...............................    57,300  3,245,211
  #*Sagami Chain Co., Ltd.................................    68,000    544,595
  #*Saizeriya Co., Ltd....................................   162,100  2,150,703
   #Sakai Ovex Co., Ltd...................................   307,000    470,217

                                     1406

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    San Holdings, Inc.......................................  14,000 $  204,300
  #*Sanden Corp............................................. 440,000  1,799,868
   *Sanei Architecture Planning Co., Ltd....................   9,800     92,853
   *Sangetsu Co., Ltd....................................... 135,825  3,412,264
   #Sanko Marketing Foods Co., Ltd..........................     217    220,352
   #Sankyo Seiko Co., Ltd................................... 146,900    514,400
    Sanoh Industrial Co., Ltd............................... 130,000    881,417
   *Sanyo Electric Railway Co., Ltd.........................  19,000     71,442
    Sanyo Housing Nagoya Co., Ltd...........................     482    614,335
    Sanyo Shokai, Ltd....................................... 678,000  1,852,774
    Scroll Corp............................................. 128,300    384,337
  #*Seiko Holdings Corp..................................... 236,407    750,479
   *Seiren Co., Ltd......................................... 261,800  1,620,983
   #Senshukai Co., Ltd...................................... 170,000  1,036,129
   #Septeni Holdings Co., Ltd...............................     448    370,825
  #*Seria Co., Ltd..........................................  94,900  1,514,850
   *Seven Seas Holdings Co., Ltd............................ 229,200     75,229
   *Shidax Corp.............................................  34,900    192,696
    Shikibo, Ltd............................................ 794,000    989,608
   *Shimachu Co., Ltd....................................... 254,400  5,383,289
    Shimojima Co., Ltd......................................  23,800    257,426
    Shiroki Corp............................................ 285,000    748,934
    Shobunsha Publications, Inc............................. 320,700  2,068,573
   #Shochiku Co., Ltd....................................... 307,400  3,415,747
   *Showa Corp.............................................. 320,400  3,442,491
   *SKY Perfect JSAT Holdings, Inc..........................   8,199  3,847,816
    SNT Corp................................................ 110,200    485,261
    Soft99 Corp.............................................  70,600    443,440
    Sotoh Co., Ltd..........................................  49,700    440,471
    SPK Corp................................................  16,900    289,275
   *St. Marc Holdings Co., Ltd..............................  44,400  1,752,945
   *Starbucks Coffee Japan, Ltd.............................     734    535,930
  #*Start Today Co., Ltd.................................... 279,900  2,689,995
    Starts Corp., Inc.......................................  21,000    160,510
    Studio Alice Co., Ltd...................................  49,700    708,379
    Suminoe Textile Co., Ltd................................ 328,000    782,136
   *Sumitomo Forestry Co., Ltd.............................. 436,666  4,277,333
   *Suncall Corp............................................   4,000     20,181
  #*SxL Corp................................................ 571,000  1,045,535
    T. RAD Co., Ltd......................................... 321,000    822,277
   #Tachikawa Corp..........................................  50,800    256,753
  #*Tachi-S Co., Ltd........................................ 122,740  2,163,209
    Tact Home Co., Ltd......................................     533    803,071
    Taiho Kogyo Co., Ltd....................................  98,300  1,183,422
    Takamatsu Construction Group Co., Ltd...................  90,500  1,352,406
    Take & Give Needs Co., Ltd..............................   4,882    510,367
    Takihyo Co., Ltd........................................  62,000    313,860
   #Tamron Co., Ltd.........................................  77,700  2,190,166
   #TBK Co., Ltd............................................ 116,000    659,598
   *Ten Allied Co., Ltd.....................................  50,000    167,220
    T-Gaia Corp.............................................  33,000    324,883
    Tigers Polymer Corp.....................................  59,000    201,998
    Toa Corp................................................  74,000    549,385
    Toabo Corp.............................................. 441,000    337,090
  #*Toei Animation Co., Ltd.................................  18,500    481,921
   *Toei Co., Ltd........................................... 408,000  2,194,560
   *Tohokushinsha Film Corp.................................   4,800     37,429
   *Tokai Rika Co., Ltd..................................... 295,500  4,840,134
   *Tokai Rubber Industries, Ltd............................ 216,400  2,232,015
   *Token Corp..............................................  41,620  2,319,943
   #Tokyo Derica Co., Ltd...................................  42,700    472,795

                                     1407

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
  #*Tokyo Dome Corp.....................................   877,200 $  3,343,247
    Tokyo Kaikan Co., Ltd...............................    12,000       42,006
    Tokyo Soir Co., Ltd.................................    49,000      124,094
   #Tokyotokeiba Co., Ltd...............................   828,000    1,995,372
   #Tokyu Recreation Co., Ltd...........................    77,000      395,786
  #*Tomy Co., Ltd.......................................   323,293    1,740,924
   *Topre Corp..........................................   197,400    1,908,756
   *Toridoll.Corp.......................................    87,400    1,081,401
   *Touei Housing Corp..................................    76,240    1,087,741
   #Toyo Tire & Rubber Co., Ltd......................... 1,012,000    3,487,772
   *Toyobo Co., Ltd..................................... 4,525,000    7,215,785
    TPR Co., Ltd........................................   115,900    1,493,346
   *TS Tech Co., Ltd....................................   243,300    4,705,809
   *TSI Holdings Co., Ltd...............................   470,295    2,503,086
   *Tsukamoto Co., Ltd..................................   183,000      330,415
    Tsutsumi Jewelry Co., Ltd...........................    49,300    1,211,890
    TV Asahi Corp.......................................    32,600      502,855
    Tv Tokyo Holdings Corp..............................    28,100      305,102
    Umenohana Co., Ltd..................................        44       91,276
   *Unipres Corp........................................   186,700    4,135,053
   *United Arrows, Ltd..................................   100,000    2,420,080
   *Unitika, Ltd........................................ 3,017,000    1,718,306
   *Usen Corp...........................................   639,470    1,128,337
    U-Shin, Ltd.........................................   135,400    1,036,447
   *Village Vanguard Co., Ltd...........................       150      191,326
   *VT Holdings Co., Ltd................................   144,100    1,400,305
    Watabe Wedding Corp.................................    30,200      233,663
  #*WATAMI Co., Ltd.....................................   114,500    2,158,666
    Wowow, Inc..........................................       140      309,904
   *Xebio Co., Ltd......................................   136,700    2,792,843
   *Yamatane Corp.......................................   525,000      910,651
    Yamato International, Inc...........................    20,400       88,906
   #Yellow Hat, Ltd.....................................    89,700    1,351,852
    Yomiuri Land Co., Ltd...............................   198,000    1,082,442
    Yonex Co., Ltd......................................    40,000      221,748
    Yorozu Corp.........................................    88,900    1,275,519
  #*Yoshinoya Holdings Co., Ltd.........................     1,698    2,030,454
   *Zenrin Co., Ltd.....................................   142,400    1,898,391
   #Zensho Co., Ltd.....................................   313,600    3,599,993
   #Zojirushi Corp......................................    37,000      119,937
                                                                   ------------
Total Consumer Discretionary............................            427,997,348
                                                                   ------------
Consumer Staples -- (7.8%)
   *Aderans Co., Ltd....................................    26,650      345,165
   *Aeon Hokkaido Corp..................................   376,700    2,015,375
    Ahjikan Co., Ltd....................................     7,300       64,453
   *Ain Pharmaciez, Inc.................................    53,300    2,879,641
   *Arcs Co., Ltd.......................................   172,000    3,221,570
   *Ariake Japan Co., Ltd...............................   102,000    1,858,016
    Artnature, Inc......................................    16,000      251,934
    Belc Co., Ltd.......................................    16,100      245,257
    Cawachi, Ltd........................................    83,300    1,714,169
   *Chubu Shiryo Co., Ltd...............................    93,100      533,485
    Chuo Gyorui Co., Ltd................................    93,000      210,092
   #Coca-Cola Central Japan Co., Ltd....................   141,400    1,894,626
   *cocokara fine, Inc..................................    77,560    2,543,024
    Cosmos Pharmaceutical Corp..........................     3,100      331,913
    CREATE SD HOLDINGS Co., Ltd.........................    17,500      563,638
    Daikokutenbussan Co., Ltd...........................    27,100      673,060
   #*Dr. Ci:Labo Co., Ltd...............................       632    1,867,946
    Dydo Drinco, Inc....................................    49,800    2,005,840

                                     1408

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Staples -- (Continued)
    Echo Trading Co., Ltd.................................    11,000 $  100,220
   #Ensuiko Sugar Refining Co., Ltd.......................   102,000    272,560
   *Ezaki Glico Co., Ltd..................................     5,000     49,162
   *Fancl Corp............................................   216,500  2,425,324
  #*First Baking Co., Ltd.................................   183,000    175,892
   *Fuji Oil Co., Ltd.....................................   319,200  4,336,379
    Fujicco Co., Ltd......................................   116,600  1,334,743
   #Fujiya Co., Ltd.......................................   276,000    628,187
   *HABA Laboratories, Inc................................       100      3,255
    Hagoromo Foods Corp...................................    39,000    473,398
   *Harashin Narus Holdings Co., Ltd......................    63,000  1,112,621
   *Heiwado Co., Ltd......................................   159,700  2,291,311
    Hohsui Corp...........................................   126,000    172,093
   #Hokkaido Coca-Cola Bottling Co., Ltd..................    87,000    391,941
  #*Hokuto Corp...........................................   117,900  2,211,600
    Inageya Co., Ltd......................................   171,800  1,888,613
   *Ito En, Ltd...........................................    18,300    355,468
    Itochu-Shokuhin Co., Ltd..............................    27,400    963,551
   *Itoham Foods, Inc.....................................   770,800  3,493,309
   *Iwatsuka Confectionery Co., Ltd.......................       300     13,613
    Izumiya Co., Ltd......................................   447,000  2,426,816
   *J-Oil Mills, Inc......................................   488,000  1,441,822
   *Kakiyasu Honten Co., Ltd..............................     4,400     62,057
   #Kameda Seika Co., Ltd.................................    69,100  1,500,472
   *Kasumi Co., Ltd.......................................   222,000  1,405,896
   *Kato Sangyo Co., Ltd..................................   109,300  2,034,712
   *Kenko Mayonnaise Co., Ltd.............................    16,900    164,090
    KEY Coffee, Inc.......................................    62,700  1,117,932
    Kirindo Co., Ltd......................................    28,300    213,952
   *Kose Corp.............................................   170,700  3,596,300
   #Kusuri No Aoki Co., Ltd...............................    25,100  1,317,919
    Kyodo Shiryo Co., Ltd.................................   407,000    467,260
   #Kyokuyo Co., Ltd......................................   271,000    604,770
   #Life Corp.............................................   183,400  2,541,619
   #Lion Corp.............................................    57,000    273,058
   *Mandom Corp...........................................    98,200  2,920,504
    Marudai Food Co., Ltd.................................   471,000  1,558,156
   #Maruetsu, Inc. (The)..................................   375,000  1,209,808
   *Maruha Nichiro Holdings, Inc.......................... 2,203,069  3,829,828
  #*Matsumotokiyoshi Holdings Co., Ltd....................   166,900  4,048,877
   *Maxvalu Tohok Co., Ltd................................     5,200     51,984
    Maxvalu Tokai Co., Ltd................................    57,500    885,239
   *Megmilk Snow Brand Co., Ltd...........................   234,000  4,036,166
    Meito Sangyo Co., Ltd.................................    53,600    574,605
    Mikuni Coca-Cola Bottling Co., Ltd....................   171,600  1,763,077
    Milbon Co., Ltd.......................................    50,514  1,629,130
   *Ministop Co., Ltd.....................................    86,400  1,443,722
    Mitsubishi Shokuhin Co., Ltd..........................    87,800  2,534,917
  #*Mitsui Sugar Co., Ltd.................................   514,850  1,626,573
    Miyoshi Oil & Fat Co., Ltd............................   276,000    571,937
    Morinaga & Co., Ltd...................................   946,000  2,003,914
   *Morinaga Milk Industry Co., Ltd.......................   956,000  3,071,048
    Morishita Jinton Co., Ltd.............................    46,800    205,643
    Morozoff, Ltd.........................................   127,000    432,700
    Nagatanien Co., Ltd...................................   123,000  1,193,410
    Nakamuraya Co., Ltd...................................   174,000    788,776
    Natori Co., Ltd.......................................     7,100     68,725
    Nichimo Co., Ltd......................................   170,000    382,884
   *Nichirei Corp......................................... 1,248,000  6,200,355
   #Nihon Chouzai Co., Ltd................................    20,300    527,535
    Niitaka Co., Ltd......................................     7,260     73,290

                                     1409

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Staples -- (Continued)
   *Nippon Beet Sugar Manufacturing Co., Ltd............   550,000 $  1,049,729
    Nippon Flour Mills Co., Ltd.........................   583,000    2,454,571
   #Nippon Formula Feed Manufacturing Co., Ltd..........   456,000      582,078
   #Nippon Suisan Kaisha, Ltd........................... 1,141,200    2,267,497
    Nisshin Oillio Group, Ltd. (The)....................   585,000    2,133,244
    Nissin Sugar Holdings Co., Ltd......................    15,700      322,808
    Nitto Fuji Flour Milling Co., Ltd...................    64,000      219,649
   #Noevir Holdings Co., Ltd............................    50,100      761,055
    Oenon Holdings, Inc.................................   305,000      756,862
   #OIE Sangyo Co., Ltd.................................    20,900      191,183
    Okuwa Co., Ltd......................................   116,000    1,349,480
    Olympic Corp........................................    64,900      553,847
   *OUG Holdings, Inc...................................     9,000       16,213
    Pietro Co., Ltd.....................................     2,700       27,180
   *Pigeon Corp.........................................    95,800    5,217,838
    Poplar Co., Ltd.....................................    25,760      161,874
   *Prima Meat Packers, Ltd.............................   813,000    1,556,414
   *Qol Co., Ltd........................................       200        1,921
    Riken Vitamin Co., Ltd..............................    79,200    1,879,891
   *Rock Field Co., Ltd.................................    53,500      900,528
   #Rokko Butter Co., Ltd...............................    14,800       94,737
    S Foods, Inc........................................    76,262      748,236
    S.T. Chemical Co., Ltd..............................    77,800      820,354
    Sakata Seed Corp....................................   166,300    1,998,058
    San-A Co., Ltd......................................    41,800    1,699,019
   #Sapporo Holdings, Ltd............................... 1,735,000    5,760,297
   #Shoei Foods Corp....................................    44,000      299,970
    Showa Sangyo Co., Ltd...............................   524,000    1,699,642
    Sogo Medical Co., Ltd...............................    26,500      873,074
   *Starzen Co., Ltd....................................   300,000      848,973
    Takara Holdings, Inc................................   834,500    6,985,106
   #Tobu Store Co., Ltd.................................   205,000      640,870
    Toho Co., Ltd.......................................   170,000      604,073
   #Tohto Suisan Co., Ltd...............................   138,000      227,629
   #Torigoe Co., Ltd. (The).............................    86,600      591,256
    Toyo Sugar Refining Co., Ltd........................   157,000      176,530
    Tsuruha Holdings, Inc...............................     3,700      309,374
    Uoriki Co., Ltd.....................................     1,500       16,654
   *Valor Co., Ltd......................................   178,400    2,848,345
    Warabeya Nichiyo Co., Ltd...........................    78,260    1,286,633
    Welcia Holdings Co., Ltd............................    41,000    1,509,287
    Yaizu Suisankagaku Industry Co., Ltd................    41,400      359,169
    Yamaya Corp.........................................    14,000      188,603
    Yaoko Co., Ltd......................................    40,800    1,635,048
   #Yokohama Reito Co., Ltd.............................   214,600    1,507,601
    Yomeishu Seizo Co., Ltd.............................   100,000      879,429
    Yonekyu Corp........................................   100,000    1,032,504
    Yuasa Funashoku Co., Ltd............................   112,000      252,123
    Yukiguni Maitake Co., Ltd...........................    73,856      247,518
    Yutaka Foods Corp...................................     6,000      101,835
                                                                   ------------
Total Consumer Staples..................................            167,359,731
                                                                   ------------
Energy -- (0.7%)
    AOC Holdings, Inc...................................   203,400      863,861
   #BP Castrol K.K......................................    66,500      273,168
   *Fuji Kosan Co., Ltd.................................    33,100      227,840
   *Itochu Enex Co., Ltd................................   302,200    1,627,215
   #Japan Drilling Co., Ltd.............................    20,300      654,118
    Japan Oil Transportation Co., Ltd...................    79,000      176,753
    Kanto Natural Gas Development Co., Ltd..............   155,000      856,734
  #*Kyoei Tanker Co., Ltd...............................   111,000      256,562

                                     1410

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
Energy -- (Continued)
   *Mitsuuroko Holdings Co., Ltd........................   168,300 $   908,368
    Modec, Inc..........................................    14,000     318,360
  #*Nippon Gas Co., Ltd.................................   149,800   1,869,637
    Nippon Seiro Co., Ltd...............................    64,000     165,241
   #Sala Corp...........................................   128,500     692,860
    San-Ai Oil Co., Ltd.................................   278,000   1,207,744
   *Shinko Plantech Co., Ltd............................   215,300   1,759,180
    Sinanen Co., Ltd....................................   251,000   1,037,501
    Toa Oil Co., Ltd....................................   352,000     381,114
   #Toyo Kanetsu K.K....................................   609,000   1,311,176
                                                                   -----------
Total Energy............................................            14,587,432
                                                                   -----------
Financials -- (10.6%)
   *77 Bank, Ltd. (The).................................   155,000     666,782
    Aichi Bank, Ltd. (The)..............................    54,200   2,843,717
    Airport Facilities Co., Ltd.........................   128,470     648,619
   *Aizawa Securities Co., Ltd..........................    31,700     113,801
   *Akita Bank, Ltd. (The)..............................   979,400   2,763,402
   *Aomori Bank, Ltd. (The)............................. 1,016,000   3,078,943
    Asax Co., Ltd.......................................        17      22,617
   *Awa Bank, Ltd. (The)................................   690,000   4,191,782
   *Bank of Iwate, Ltd. (The)...........................    84,400   3,530,186
    Bank of Kochi, Ltd. (The)...........................    23,000      24,604
    Bank of Nagoya, Ltd. (The)..........................   867,297   3,075,067
   *Bank of Okinawa, Ltd. (The).........................   100,200   3,922,825
    Bank of Saga, Ltd. (The)............................   689,000   1,574,793
   *Bank of the Ryukyus, Ltd............................   215,180   2,682,371
   *Chiba Kogyo Bank, Ltd. (The)........................   204,000   1,602,984
    Chukyo Bank, Ltd. (The).............................   675,000   1,483,553
  #*Cosmos Initia Co., Ltd..............................    60,400     338,432
   *Daibiru Corp........................................   280,500   2,722,028
   *Daikyo, Inc......................................... 1,923,000   5,149,300
    Daisan Bank, Ltd. (The).............................   685,000   1,318,441
   *Daishi Bank, Ltd. (The)............................. 1,667,000   5,791,880
    Daito Bank, Ltd. (The)..............................   736,000     852,144
   *Ehime Bank, Ltd. (The)..............................   692,000   1,778,582
   *Eighteenth Bank, Ltd. (The)......................... 1,088,000   2,830,738
   *FIDEA Holdings Co., Ltd.............................   423,800   1,014,104
   *Fukui Bank, Ltd. (The).............................. 1,051,000   2,070,510
   *Fukushima Bank, Ltd. (The).......................... 1,152,000   1,271,189
    Fuyo General Lease Co., Ltd.........................    84,500   3,020,768
    Goldcrest Co., Ltd..................................    96,290   1,832,625
   *Heiwa Real Estate Co., Ltd..........................   248,900   3,367,197
    Higashi-Nippon Bank, Ltd............................   696,000   1,721,575
   *Higo Bank, Ltd. (The)...............................   885,000   5,454,937
   *Hokkoku Bank, Ltd. (The)............................ 1,307,000   5,373,222
   *Hokuetsu Bank, Ltd. (The)........................... 1,013,000   2,183,827
   *Hyakugo Bank, Ltd. (The)............................ 1,217,609   5,274,364
   *Hyakujishi Bank, Ltd. (The)......................... 1,199,000   4,486,693
    IBJ Leasing Co., Ltd................................    69,100   1,853,553
    Ichiyoshi Securities Co., Ltd.......................   171,300   1,413,864
  #*Iida Home Max Co., Ltd..............................    86,700   1,129,187
    Iwai Cosmo Holdings, Inc............................    79,700     493,410
   *Japan Asia Investment Co., Ltd......................    42,000      32,977
  #*Jimoto Holdings, Inc................................   132,800     313,847
   *Jowa Holdings Co., Ltd..............................     7,000     151,244
    Juroku Bank, Ltd.................................... 1,616,000   5,655,745
   #kabu.com Securities Co., Ltd........................    10,400      50,501
    Kabuki-Za Co., Ltd..................................    39,000   2,125,604
  #*Kagoshima Bank, Ltd. (The)..........................   749,000   4,821,829
   *Kansai Urban Banking Corp...........................   325,000     409,151

                                     1411

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    Keihanshin Building Co., Ltd........................    43,400 $    235,407
   *Keiyo Bank, Ltd. (The)..............................   834,000    3,956,544
  #*Kenedix, Inc........................................    13,032    4,071,312
   *Kita-Nippon Bank, Ltd. (The)........................    49,806    1,343,018
   *Kiyo Holdings, Inc.................................. 3,394,900    5,018,031
    Kobayashi Yoko Co., Ltd.............................   170,400      427,888
    Kosei Securities Co., Ltd...........................   289,000      569,460
   *Kyokuto Securities Co., Ltd.........................   121,200    1,512,313
   *Leopalace21 Corp....................................    98,485      379,652
    Marusan Securities Co., Ltd.........................   342,400    2,464,682
   *Michinoku Bank, Ltd. (The)..........................   740,000    1,552,358
    Mie Bank, Ltd. (The)................................   256,000      570,875
   *Minato Bank, Ltd. (The)............................. 1,076,000    1,882,246
    Mito Securities Co., Ltd............................   294,000      995,910
    Miyazaki Bank, Ltd. (The)...........................   784,000    2,007,839
  #*Monex Group, Inc....................................    11,348    3,325,041
   *Musashino Bank, Ltd.................................   171,100    5,851,697
   *Nagano Bank, Ltd. (The).............................   423,000      763,345
   *Nanto Bank, Ltd. (The)..............................   663,000    2,882,406
   *New Real Property K.K...............................    43,900           --
    Nisshin Fudosan Co., Ltd............................    98,900      637,955
   *North Pacific Bank, Ltd.............................   770,300    2,470,355
   *Ogaki Kyoritsu Bank, Ltd. (The)..................... 1,583,000    5,171,935
    Oita Bank, Ltd. (The)...............................   896,900    3,277,351
    Okasan Securities Group, Inc........................   832,000    5,224,929
  #*Osaka Securities Exchange Co., Ltd..................    26,200    1,575,879
   *Relo Holdings, Inc..................................    26,300      970,524
    Ricoh Leasing Co., Ltd..............................    91,700    2,515,072
   *San-in Godo Bank, Ltd. (The)........................   891,000    7,059,063
   *Sawada Holdings Co., Ltd............................    17,200      117,655
   *Senshu Ikeda Holdings, Inc..........................   283,600    1,586,795
   *Shiga Bank, Ltd.....................................   206,000    1,195,031
    Shikoku Bank, Ltd...................................   904,000    2,350,860
   *SHIMANE BANK, Ltd. (The)............................     3,700       49,439
    Shimizu Bank, Ltd...................................    42,100    1,255,330
   *Sumitomo Real Estate Sales Co., Ltd.................    51,570    2,549,191
    Taiko Bank, Ltd. (The)..............................   125,000      318,332
   *Takagi Securities Co., Ltd..........................   211,000      462,072
   *Takara Leben Co., Ltd...............................   168,200    1,960,734
   *TOC Co., Ltd........................................   435,250    2,831,048
    Tochigi Bank, Ltd...................................   726,000    2,698,883
   *Toho Bank, Ltd...................................... 1,107,200    3,507,488
    Toho Real Estate Co., Ltd...........................   140,700    1,138,427
    Tohoku Bank, Ltd. (The).............................   494,000      821,950
   *Tokai Tokyo Financial Holdings, Inc................. 1,152,000    5,776,430
   #Tokyo Rakutenchi Co., Ltd...........................   218,000      878,946
   #Tokyo Theatres Co., Inc.............................   442,000      675,681
   *Tokyo Tomin Bank, Ltd...............................   167,400    1,694,588
  #*Tokyu Livable, Inc..................................   115,400    1,828,791
    Tomato Bank, Ltd....................................   432,000      854,195
   *TOMONY Holdings, Inc................................   760,450    3,300,634
   #Tosei Corp..........................................     1,525    1,198,072
    Tottori Bank, Ltd...................................   332,000      674,069
    Towa Bank, Ltd...................................... 1,397,000    1,571,047
    Toyo Securities Co., Ltd............................   380,000    1,037,463
    Tsukuba Bank, Ltd. (The)............................   326,200    1,208,405
   *Yachiyo Bank, Ltd. (The)............................    52,800    1,252,820
    Yamagata Bank, Ltd..................................   723,500    3,237,671
   *Yamanashi Chuo Bank, Ltd............................   802,000    3,255,480
                                                                   ------------
Total Financials........................................            228,530,128
                                                                   ------------

                                     1412

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
Health Care -- (4.1%)
   *As One Corp...........................................  73,268 $ 1,483,619
    ASKA Pharmaceutical Co., Ltd.......................... 121,000     833,062
   *BML, Inc..............................................  54,600   1,330,431
    CMIC Holdings Co., Ltd................................  56,000     854,851
    Create Medic Co., Ltd.................................  28,000     250,691
    Daito Pharmaceutical Co., Ltd.........................  31,400     495,790
   *Eiken Chemical Co., Ltd...............................  80,900   1,093,304
  #*EPS Corp..............................................     775   2,199,026
    FALCO SD HOLDINGS Co., Ltd............................  36,500     419,430
   *Fuji Pharma Co., Ltd..................................  15,600     273,384
   *Fuso Pharmaceutical Industries, Ltd................... 387,000   1,553,102
    Hitachi Medical Corp..................................  85,000   1,254,087
    Hogy Medical Co., Ltd.................................  64,700   3,118,349
    Iwaki & Co., Ltd......................................  82,000     165,917
    Japan Medical Dynamic Marketing, Inc..................  44,900     124,528
   *Jeol, Ltd............................................. 163,000     619,204
    JMS Co., Ltd.......................................... 135,000     556,476
   *Kaken Pharmaceutical Co., Ltd......................... 364,000   5,973,120
    Kawanishi Holdings, Ltd...............................   2,900      26,936
    Kawasumi Laboratories, Inc............................  46,300     289,713
    Kissei Pharmaceutical Co., Ltd........................ 106,300   2,001,578
   *KYORIN Holdings, Inc.................................. 214,000   4,357,386
  #*Mani, Inc.............................................  12,100     429,240
   #Medical System Network Co., Ltd.......................  74,500     328,623
  #*Message Co., Ltd......................................     717   1,935,987
   #Mochida Pharmaceutical Co., Ltd....................... 295,000   3,784,511
   *Nagaileben Co., Ltd...................................  58,000     746,124
    Nakanishi, Inc........................................   3,600     416,894
   *Nichii Gakkan Co...................................... 246,200   2,118,915
    Nihon Kohden Corp..................................... 180,400   5,742,141
   *Nikkiso Co., Ltd...................................... 334,000   3,640,394
    Nippon Chemiphar Co., Ltd............................. 151,000     995,750
   *Nippon Shinyaku Co., Ltd.............................. 259,000   3,248,410
  #*Nipro Corp............................................ 693,700   5,110,983
    Nissui Pharmaceutical Co., Ltd........................  68,900     734,124
    Paramount Bed Holdings Co., Ltd.......................   9,300     294,377
    Rion Co., Ltd.........................................   5,000      39,096
   *Rohto Pharmaceutical Co., Ltd......................... 432,000   5,408,144
   #Sawai Pharmaceutical Co., Ltd.........................  14,000   1,436,213
   #Seikagaku Corp........................................ 179,800   1,968,130
   *Ship Healthcare Holdings, Inc......................... 179,300   5,129,754
    Shofu, Inc............................................   5,000      44,422
   *Software Service, Inc.................................   2,700     100,485
    Taiko Pharmaceutical Co., Ltd.........................  27,000     274,364
    Techno Medica Co., Ltd................................      47     271,020
   *Toho Holdings Co., Ltd................................ 217,800   4,206,291
   *Tokai Corp............................................  28,400     791,128
    Torii Pharmaceutical Co., Ltd.........................  65,200   1,612,436
  #*Towa Pharmaceutical Co., Ltd..........................  49,800   2,655,098
   *Tsukui Corp...........................................  73,400   1,496,895
   *Vital KSK Holdings, Inc............................... 159,100   1,537,802
  #*Wakamoto Pharmaceutical Co., Ltd...................... 100,000     256,286
   #ZERIA Pharmaceutical Co., Ltd......................... 108,000   1,696,532
                                                                   -----------
Total Health Care.........................................          87,724,553
                                                                   -----------
Industrials -- (25.1%)
  #*A&A Material Corp..................................... 235,000     230,841
    Advan Co., Ltd........................................  96,200     926,052
  #*Advanex, Inc..........................................  73,000      70,275
   *Aeon Delight Co., Ltd.................................  95,600   1,789,070
   *Aica Kogyo Co., Ltd................................... 260,500   4,328,343

                                     1413

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Aichi Corp............................................   162,100 $  885,752
   *Aida Engineering, Ltd.................................   283,300  2,145,843
    Alinco, Inc...........................................    24,000    242,758
    Alps Logistics Co., Ltd...............................    50,700    509,616
    Altech Corp...........................................    41,050    298,723
    Ando Corp.............................................   450,000    642,377
    Anest Iwata Corp......................................   163,000    679,725
  #*Arrk Corp.............................................   362,500    708,997
  #*Asahi Diamond Industrial Co., Ltd.....................   283,400  2,592,520
    Asahi Kogyosha Co., Ltd...............................   121,000    388,591
  #*Asanuma Corp..........................................   796,000    679,287
    Asia Air Survey Co., Ltd..............................    30,000     93,644
    Asunaro Aoki Construction Co., Ltd....................   154,000    909,607
    Ataka Construction & Engineering Co., Ltd.............    63,000    241,671
   *Bando Chemical Industries, Ltd........................   417,000  1,342,971
   #Benefit One, Inc......................................       317    418,002
    Bunka Shutter Co., Ltd................................   231,000  1,153,548
   *Central Glass Co., Ltd................................ 1,020,000  3,144,260
    Central Security Patrols Co., Ltd.....................    43,700    408,801
   *Chiyoda Integre Co., Ltd..............................    22,400    236,781
    Chudenko Corp.........................................   130,500  1,180,621
  #*Chugai Ro Co., Ltd....................................   361,000    971,675
   *CKD Corp..............................................   285,200  1,735,111
   #Cosel Co., Ltd........................................   103,400  1,211,989
    CTI Engineering Co., Ltd..............................    51,600    348,513
    Dai-Dan Co., Ltd......................................   156,000    897,408
    Daido Kogyo Co., Ltd..................................   145,000    252,871
   *Daifuku Co., Ltd......................................   491,000  3,274,459
   *Daihatsu Diesel Manufacturing Co., Ltd................    41,000    161,154
  #*Daihen Corp...........................................   560,000  1,874,732
    Daiho Corp............................................   763,000  1,058,049
  #*Daiichi Chuo K.K......................................   596,000    572,412
    Daiichi Jitsugyo Co., Ltd.............................   222,000  1,077,946
  #*Daiseki Co., Ltd......................................   197,863  2,808,614
   #Daiseki Eco. Solution Co., Ltd........................        97    142,533
    Daiwa Industries, Ltd.................................   178,000    980,784
    Daiwa Odakyu Construction Co., Ltd....................    44,000    107,066
   *Danto Holdings Corp...................................   165,000    211,546
   *Denyo Co., Ltd........................................    85,100  1,030,345
    Dijet Industrial Co., Ltd.............................    80,000    136,409
    DMW Corp..............................................     4,800     82,753
   *Dream Incubator, Inc..................................       290    289,730
   *Duskin Co., Ltd.......................................   244,500  4,647,354
    Ebara Jitsugyo Co., Ltd...............................    12,700    176,883
    Eidai Co., Ltd........................................    20,000     81,615
    Emori & Co., Ltd......................................    12,800    137,860
  #*en-japan, Inc.........................................       385    395,259
   *Enshu, Ltd............................................   256,000    385,811
   *Fujikura, Ltd......................................... 1,933,000  6,012,601
   *Fujisash Co., Ltd.....................................   130,300    176,727
   *Fujitec Co., Ltd......................................   360,000  2,500,707
   #Fukuda Corp...........................................   575,000  2,398,258
    Fukushima Industries Corp.............................    31,300    647,244
   *Fukuyama Transporting Co., Ltd........................   629,400  3,217,909
   #Funai Consulting, Inc.................................   106,400    675,061
   *Furukawa Co., Ltd..................................... 1,614,000  1,711,760
   *Furukawa Electric Co., Ltd............................ 2,294,000  4,648,792
   #Furusato Industries, Ltd..............................    50,600    436,925
    Futaba Corp...........................................   154,300  1,639,964
    Gecoss Corp...........................................   112,400    882,486
   *Glory, Ltd............................................   246,600  5,775,611

                                     1414

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   *Hamakyorex Co., Ltd...................................    30,100 $  969,201
   *Hanwa Co., Ltd........................................ 1,009,000  3,874,588
  #*Harmonic Drive Systems, Inc...........................       700     13,585
  #*Hazama Corp...........................................   444,400  1,206,861
    Hibiya Engineering, Ltd...............................   125,900  1,402,676
    Hisaka Works, Ltd.....................................   109,000    958,648
  #*Hitachi Cable, Ltd....................................   877,000  1,360,460
   #Hitachi Koki Co., Ltd.................................   283,700  2,269,243
    Hitachi Metals Techno, Ltd............................    56,500    366,357
   *Hitachi Zosen Corp.................................... 4,001,000  6,386,808
    Hokuetsu Industries Co., Ltd..........................    85,000    214,967
    Hokuriku Electrical Construction Co., Ltd.............    56,000    178,381
   *Hosokawa Micron Corp..................................   149,000  1,166,937
    Howa Machinery, Ltd...................................   660,000    708,295
    Ichiken Co., Ltd......................................    87,000    176,672
    Ichinen Holdings Co., Ltd.............................    89,200    596,338
    Idec Corp.............................................   143,900  1,274,450
   #Iino Kaiun Kaisha, Ltd................................   451,000  2,073,675
   *Inaba Denki Sangyo Co., Ltd...........................    95,700  2,961,504
    Inaba Seisakusho Co., Ltd.............................    58,800    711,402
   *Inabata & Co., Ltd....................................   317,300  2,140,791
  #*Inui Steamship Co., Ltd...............................   119,700    410,534
   *Iseki & Co., Ltd......................................   927,000  2,513,985
    Ishii Iron Works Co., Ltd.............................   156,000    317,236
   *Ishikawa Seisakusho, Ltd..............................    95,000     91,451
   #Itoki Corp............................................   196,300    965,687
  #*Iwasaki Electric Co., Ltd.............................   355,000    878,322
   *Iwatani Corp..........................................   946,000  3,585,387
    Jalux, Inc............................................    40,800    406,395
    Jamco Corp............................................    80,000    397,574
   *Japan Airport Terminal Co., Ltd.......................   217,200  2,272,221
   #Japan Foundation Engineering Co., Ltd.................   162,500    577,599
   *Japan Pulp & Paper Co., Ltd...........................   464,000  1,527,351
    Japan Transcity Corp..................................   231,000    897,570
    JK Holdings Co., Ltd..................................    92,540    446,175
   #JP-Holdings, Inc......................................    53,900    710,953
   *Kamei Corp............................................   153,000  1,329,542
    Kanaden Corp..........................................   116,000    693,054
    Kanagawa Chuo Kotsu Co., Ltd..........................   192,000  1,009,926
    Kanamoto Co., Ltd.....................................   133,000  2,116,845
    Kandenko Co., Ltd.....................................   523,000  2,344,079
   *Kanematsu Corp........................................ 2,100,625  3,221,136
  #*Kanematsu-NNK Corp....................................   125,000    221,526
    Katakura Industries Co., Ltd..........................   120,500  1,178,178
   *Kato Works Co., Ltd...................................   287,000    829,619
    KAWADA TECHNOLOGIES, Inc..............................   100,200  1,809,832
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    99,000    277,642
  #*Kawasaki Kisen Kaisha, Ltd............................ 4,814,000  9,139,610
    Keihin Co., Ltd. (The)................................   226,000    348,879
   *KI Holdings Co., Ltd..................................    92,000    140,861
    Kimura Chemical Plants Co., Ltd.......................    93,700    384,676
    King Jim Co., Ltd.....................................    20,000    143,223
    Kinki Sharyo Co., Ltd.................................   185,000    637,244
   *Kintetsu World Express, Inc...........................    79,000  2,593,363
   *Kitagawa Iron Works Co., Ltd..........................   451,000    759,207
    Kitano Construction Corp..............................   242,000    623,258
    Kitazawa Sangyo Co., Ltd..............................    54,500    108,002
    Kito Corp.............................................       240    213,052
   *Kitz Corp.............................................   469,800  2,420,006
    Kodensha Co., Ltd. (The)..............................     5,000      9,483
    Koike Sanso Kogyo Co., Ltd............................   149,000    325,857

                                     1415

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Kokusai Co., Ltd......................................    12,300 $   89,788
   #Kokuyo Co., Ltd.......................................   413,225  2,845,914
   #KOMAIHALTEC, Inc......................................   181,000    493,074
    Komatsu Wall Industry Co., Ltd........................    48,300    852,740
    Komori Corp...........................................   407,800  4,458,071
   #Kondotec, Inc.........................................   103,300    599,297
  #*Kosaido Co., Ltd......................................   356,100  1,284,064
    KRS Corp..............................................    37,200    381,259
   *Kumagai Gumi Co., Ltd.................................   815,800  1,075,662
   #Kuroda Electric Co., Ltd..............................   160,500  1,960,202
    Kyodo Printing Co., Ltd...............................   540,000  1,492,995
   *Kyokuto Boeki Kaisha, Ltd.............................    58,000    111,050
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................   210,100  2,367,252
    Kyoritsu Printing Co., Ltd............................     5,400     14,290
   *Kyosan Electric Manufacturing Co., Ltd................   243,000    822,205
   *Kyowa Exeo Corp.......................................   474,200  4,822,192
    Kyudenko Corp.........................................   213,000  1,088,611
   *Lonseal Corp..........................................   116,000    133,212
   *Maeda Corp............................................   845,000  3,288,634
   *Maeda Road Construction Co., Ltd......................   333,000  4,962,797
    Maezawa Industries, Inc...............................    35,700     93,077
    Maezawa Kasei Industries Co., Ltd.....................    50,700    492,890
    Maezawa Kyuso Industries Co., Ltd.....................    50,400    671,622
   *Makino Milling Machine Co., Ltd.......................   543,000  3,455,970
    Marubeni Construction Material Lease Co., Ltd.........    75,000    154,243
    Marufuji Sheet Piling Co., Ltd........................     7,000     18,142
    Maruka Machinery Co., Ltd.............................    28,100    380,764
    Maruwn Corp...........................................    58,400    138,072
    Maruyama Manufacturing Co., Inc.......................   216,000    439,158
    Maruzen Showa Unyu Co., Ltd...........................   309,000    893,156
   *Matsuda Sangyo Co., Ltd...............................    82,582  1,047,498
    Matsui Construction Co., Ltd..........................   128,600    501,672
    Max Co., Ltd..........................................   189,000  2,255,599
  #*Meidensha Corp........................................   856,050  2,708,326
   #Meiji Shipping Co., Ltd...............................   114,200    409,513
    Meisei Industrial Co., Ltd............................   201,000    782,965
   *Meitec Corp...........................................   156,900  4,013,823
   *Meito Transportation Co., Ltd.........................    22,000    151,241
   #Meiwa Trading Co., Ltd................................   166,400    828,269
    Mesco, Inc............................................    30,000    205,861
  #*Minebea Co., Ltd...................................... 1,861,000  6,300,253
   *Mirait Holdings Corp..................................   337,785  2,804,420
    Mitani Corp...........................................    54,300    799,991
    Mitsubishi Kakoki Kaisha, Ltd.........................   312,000    588,664
    Mitsubishi Pencil Co., Ltd............................   104,500  1,794,559
    Mitsubishi Research Institute, Inc....................    11,400    235,715
   *Mitsuboshi Belting Co., Ltd...........................   289,000  1,551,730
    Mitsui Engineering & Shipbuilding Co., Ltd............ 3,944,000  6,249,362
   *Mitsui Matsushima Co., Ltd............................   714,000  1,947,097
   *Mitsui-Soko Co., Ltd..................................   538,000  2,338,675
    Mitsumura Printing Co., Ltd...........................    93,000    269,176
  #*Miura Co., Ltd........................................   143,500  3,751,051
    Miyachi Corp..........................................    47,300    341,536
  #*Miyaji Engineering Group, Inc.........................   851,175  1,627,247
  #*Mori Seiki Co., Ltd...................................   536,400  5,045,926
    Morita Holdings Corp..................................   192,000  1,699,618
   *Moshi Moshi Hotline, Inc..............................   229,600  3,356,069
   #NAC Co., Ltd..........................................    25,400    680,981
  #*Nachi-Fujikoshi Corp..................................   887,000  3,601,919
   *Nagase & Co., Ltd.....................................    23,400    255,427
    Nakabayashi Co., Ltd..................................   181,000    380,602

                                     1416

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Nakano Corp...........................................     5,500 $   16,718
    Namura Shipbuilding Co., Ltd..........................    63,500    267,235
    Narasaki Sangyo Co., Ltd..............................    56,000    105,207
    NEC Capital Solutions, Ltd............................    45,100    681,362
  #*Nichias Corp..........................................   517,000  2,813,686
    Nichiban Co., Ltd.....................................   122,000    374,756
   *Nichiden Corp.........................................    22,500    526,253
   *Nichiha Corp..........................................   120,580  1,745,883
    Nichireki Co., Ltd....................................   122,000    693,479
  #*Nihon M&A Center, Inc.................................    51,900  1,833,373
    Nihon Trim Co., Ltd...................................    12,950    400,335
    Nikko Co., Ltd........................................   136,000    567,114
   *Nippo Corp............................................   271,000  3,634,396
   #Nippon Carbon Co., Ltd................................   645,000  1,242,606
    Nippon Conveyor Co., Ltd..............................   194,000    178,008
   *Nippon Densetsu Kogyo Co., Ltd........................   191,000  1,952,696
    Nippon Denwa Shisetsu Co., Ltd........................   203,000    603,235
   #Nippon Filcon Co., Ltd................................    70,900    290,968
    Nippon Hume Corp......................................   112,000    612,882
   #Nippon Jogesuido Sekkei Co., Ltd......................    29,500    399,532
   #Nippon Kanzai Co., Ltd................................    43,000    750,437
   *Nippon Koei Co., Ltd..................................   333,000  1,262,582
   *Nippon Konpo Unyu Soko Co., Ltd.......................   299,000  4,150,781
    Nippon Parking Development Co., Ltd...................     7,887    529,893
   *Nippon Road Co., Ltd. (The)...........................   375,000  1,676,852
    Nippon Seisen Co., Ltd................................   103,000    369,217
   #Nippon Sharyo, Ltd....................................   374,000  1,389,093
  #*Nippon Sheet Glass Co., Ltd........................... 4,992,000  5,819,090
  #*Nippon Signal Co., Ltd................................   275,400  1,909,384
    Nippon Steel Trading Co., Ltd.........................   294,000    796,502
    Nippon Thompson Co., Ltd..............................   360,000  1,418,368
    Nippon Tungsten Co., Ltd..............................    80,000    134,454
    Nippon Yusoki Co., Ltd................................   138,000    689,795
    Nishimatsu Construction Co., Ltd...................... 1,855,000  3,451,440
    Nishio Rent All Co., Ltd..............................    49,800    736,373
   *Nishishiba Electric Co., Ltd..........................    34,000     44,199
   *Nissei ASB Machine Co., Ltd...........................     1,700     12,091
   #Nissei Corp...........................................   104,600    907,014
    Nissei Plastic Industrial Co., Ltd....................   337,000  1,492,805
  #*Nissha Printing Co., Ltd..............................   148,800  2,394,694
   *Nisshinbo Holdings, Inc...............................   758,000  5,754,952
    Nissin Corp...........................................   350,000    861,740
   *Nissin Electric Co., Ltd..............................   243,000  1,217,614
    Nitchitsu Co., Ltd....................................    58,000    106,759
    Nitta Corp............................................   110,600  1,895,005
   *Nitto Boseki Co., Ltd.................................   863,000  3,538,422
   *Nitto Kogyo Corp......................................   149,000  2,022,510
   #Nitto Kohki Co., Ltd..................................    68,300  1,375,320
    Nitto Seiko Co., Ltd..................................   126,000    392,177
   #Nittoc Construction Co., Ltd..........................   143,500    613,340
  #*Nittoku Engineering Co., Ltd..........................    78,500    895,878
    Noda Corp.............................................   169,300    866,773
    Nomura Co., Ltd.......................................   210,000    927,164
    Noritake Co., Ltd.....................................   542,000  1,394,339
    Noritz Corp...........................................   159,400  2,858,535
   *NS United Kaiun Kaisha, Ltd...........................   518,000    814,031
   *NTN Corp.............................................. 2,445,000  7,041,660
    Obara Corp............................................    53,200    619,426
    Obayashi Road Corp....................................   175,000    636,013
   *Odelic Co., Ltd.......................................    16,700    455,464
   *Oiles Corp............................................   131,842  2,685,929

                                     1417

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   *Okamoto Machine Tool Works, Ltd.......................   163,000 $  200,069
   *Okamura Corp..........................................   322,900  2,247,775
    Okano Valve Manufacturing Co., Ltd....................     5,000     13,334
    OKI Electric Cable Co., Ltd...........................    90,000    133,946
   *OKK Corp..............................................   369,000    536,528
   *OKUMA Corp............................................   744,000  5,625,867
   *Okumura Corp..........................................   869,400  3,413,060
    Onoken Co., Ltd.......................................    70,900    657,430
   *Organo Corp...........................................   209,000  1,139,111
    OSG Corp..............................................   384,400  5,001,365
   *Oyo Corp..............................................   104,200  1,220,898
   #P.S. Mitsubishi Construction Co., Ltd.................    30,100    189,177
   #Pasco Corp............................................    99,000    316,161
    Pasona Group, Inc.....................................       620    311,636
  #*Penta-Ocean Construction Co., Ltd..................... 1,449,000  3,655,441
    Pilot Corp............................................       774  1,950,005
   *Prestige International, Inc...........................     4,500     41,395
    Pronexus, Inc.........................................   133,200    753,801
   *Raito Kogyo Co., Ltd..................................   273,700  1,391,851
    Rheon Automatic Machinery Co., Ltd....................    64,000    146,722
    Ryobi, Ltd............................................   653,200  1,639,518
   #Sakai Heavy Industries, Ltd...........................   224,000    746,493
    Sakai Moving Service Co., Ltd.........................     5,500    124,924
   *Sanix, Inc............................................    88,100    333,258
    Sanki Engineering Co., Ltd............................   340,000  1,825,001
   #Sanko Metal Industrial Co., Ltd.......................   136,000    363,699
   *Sankyo Tateyama, Inc..................................   171,000  3,586,615
   *Sankyu, Inc........................................... 1,426,000  5,630,346
    Sanritsu Corp.........................................    15,800    100,909
   *Sanwa Holdings Corp................................... 1,176,000  5,606,104
   *Sanyo Denki Co., Ltd..................................   223,000  1,187,858
    Sanyo Engineering & Construction, Inc.................    48,000    153,537
    Sanyo Industries, Ltd.................................    77,000    148,963
    Sasebo Heavy Industries Co., Ltd......................   663,000    774,286
  #*Sata Construction Co., Ltd............................   376,000    365,207
   *Sato Holdings Corp....................................   112,500  1,795,744
    Sato Shoji Corp.......................................    65,300    431,809
    Secom Joshinetsu Co., Ltd.............................    33,900    889,415
    Seibu Electric Industry Co., Ltd......................    67,000    295,195
   *Seika Corp............................................   298,000    837,485
  #*Seikitokyu Kogyo Co., Ltd.............................   600,000    608,951
   *Seino Holdings Co., Ltd...............................   758,000  5,163,986
   *Sekisui Jushi Co., Ltd................................   161,000  1,902,993
   #Senko Co., Ltd........................................   474,000  2,208,425
   #Senshu Electric Co., Ltd..............................    37,300    422,920
   *Shibusawa Warehouse Co., Ltd..........................   243,000    835,741
    Shibuya Kogyo Co., Ltd................................    80,200    773,854
  #*Shima Seiki Manufacturing Co., Ltd....................   142,800  2,818,137
    Shin Nippon Air Technologies Co., Ltd.................    88,780    509,440
    Shin-Keisei Electric Railway Co., Ltd.................   174,000    698,062
  #*Shinmaywa Industries, Ltd.............................   452,000  3,003,334
    Shinnihon Corp........................................   194,800    525,597
    Shinsho Corp..........................................   228,000    469,455
    Shinwa Co., Ltd.......................................     7,300     87,642
   #SHO-BOND Holdings Co., Ltd............................   102,800  3,792,292
    Shoko Co., Ltd........................................   354,000    537,881
    Showa Aircraft Industry Co., Ltd......................   112,000  1,025,151
   *Sinfonia Technology Co., Ltd..........................   538,000  1,000,051
   *Sinko Industries, Ltd.................................    20,700    143,543
    Sintokogio, Ltd.......................................   236,400  1,729,521
    Soda Nikka Co., Ltd...................................    67,000    288,899

                                     1418

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   *Sodick Co., Ltd.......................................   252,300 $1,298,136
   *Sohgo Security Services Co., Ltd......................   323,600  4,286,826
   *Sotetsu Holdings, Inc.................................   597,000  1,996,149
   #Space Co., Ltd........................................    73,420    535,577
    Subaru Enterprise Co., Ltd............................    59,000    213,315
    Sugimoto & Co., Ltd...................................    34,100    300,004
   *Sumikin Bussan Corp...................................   429,000  1,367,189
  #*Sumitomo Densetsu Co., Ltd............................    98,100  1,062,723
  #*Sumitomo Mitsui Construction Co., Ltd.................   485,300    518,979
    Sumitomo Precision Products Co., Ltd..................   170,000    767,808
   *Sumitomo Warehouse Co., Ltd...........................   712,000  3,576,901
   *SWCC Showa Holdings Co., Ltd.......................... 1,732,000  1,585,384
   *Tadano, Ltd...........................................   578,579  5,145,586
   *Taihei Dengyo Kaisha, Ltd.............................   188,000  1,091,313
    Taihei Kogyo Co., Ltd.................................   256,000  1,027,724
    Taiheiyo Kouhatsu, Inc................................   316,000    335,511
  #*Taikisha, Ltd.........................................   152,800  3,074,529
    Takada Kiko Co., Ltd..................................   224,000    509,609
    Takano Co., Ltd.......................................    51,100    243,559
  #*Takaoka Toko Holdings Co., Ltd........................    44,820    755,550
   #Takara Printing Co., Ltd..............................    38,055    260,198
   *Takara Standard Co., Ltd..............................   501,000  3,550,520
   *Takasago Thermal Engineering Co., Ltd.................   303,700  2,346,720
   #Takashima & Co., Ltd..................................   235,000    748,993
   *Takeei Corp...........................................    19,900    619,447
  #*Takeuchi Manufacturing Co., Ltd.......................    57,600  1,005,916
    Takigami Steel Construction Co., Ltd..................    50,000    138,227
    Takisawa Machine Tool Co., Ltd........................   326,000    441,511
   *Takuma Co., Ltd.......................................   365,000  2,253,126
   #Tanseisha Co., Ltd....................................    93,000    357,092
   *Tatsuta Electric Wire & Cable Co., Ltd................   237,000  1,996,460
    TECHNO ASSOCIE Co., Ltd...............................    58,400    466,184
    Techno Ryowa, Ltd.....................................    71,390    326,601
    Teikoku Electric Manufacturing Co., Ltd...............    33,700    651,039
    Teikoku Sen-I Co., Ltd................................   108,000    774,585
  #*Tekken Corp...........................................   763,000  1,183,159
   #Temp Holdings Co., Ltd................................    48,600    610,705
    Teraoka Seisakusho Co., Ltd...........................    53,600    209,773
    Toa Corp..............................................   914,000  1,421,160
   #TOA ROAD Corp.........................................   231,000    774,234
  #*Tobishima Corp........................................   297,300    370,391
    Tocalo Co., Ltd.......................................    77,200  1,192,215
   *Toda Corp............................................. 1,078,000  2,953,805
    Toenec Corp...........................................   212,000  1,119,327
   *TOKAI Holdings Corp...................................   427,500  1,392,776
    Tokai Lease Co., Ltd..................................   115,000    242,835
    Tokyo Energy & Systems, Inc...........................   143,000    747,473
    Tokyo Keiki, Inc......................................   299,000    640,117
   *Tokyo Kikai Seisakusho, Ltd...........................   300,000    229,227
    Tokyo Sangyo Co., Ltd.................................    78,000    244,580
    Tokyu Community Corp..................................    32,900  1,314,772
  #*Tokyu Construction Co., Ltd...........................   441,320  1,117,837
    Toli Corp.............................................   245,000    591,214
   #Tomoe Corp............................................   136,300    542,974
    Tomoe Engineering Co., Ltd............................    33,100    632,342
    Tonami Holdings Co., Ltd..............................   331,000    673,686
   #Toppan Forms Co., Ltd.................................   259,800  2,425,449
    Torishima Pump Manufacturing Co., Ltd.................   108,200    941,529
   *Toshiba Machine Co., Ltd..............................   625,000  2,858,630
  #*Toshiba Plant Systems & Services Corp.................   202,450  2,825,418
    Tosho Printing Co., Ltd...............................   243,000    393,381

                                     1419

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
   #Totetsu Kogyo Co., Ltd..............................   137,000 $  1,956,899
   #Toyo Construction Co., Ltd..........................   313,000    1,043,930
   #Toyo Electric Manufacturing Co., Ltd................   207,000      555,897
    Toyo Engineering Corp...............................   615,400    2,856,403
    Toyo Machinery & Metal Co., Ltd.....................    42,400      104,442
  #*Toyo Tanso Co., Ltd.................................    61,100    1,478,890
   #Toyo Wharf & Warehouse Co., Ltd.....................   285,000      474,806
   *Trancom Co., Ltd....................................    28,900      783,808
    Trinity Industrial Corp.............................    51,000      172,090
   *Trusco Nakayama Corp................................   102,100    1,894,275
   *Tsubakimoto Chain Co., Ltd..........................   747,700    3,970,530
    Tsubakimoto Kogyo Co., Ltd..........................    97,000      266,331
  #*Tsudakoma Corp......................................   263,000      531,313
   *Tsugami Corp........................................   368,000    2,267,519
   *Tsukishima Kikai Co., Ltd...........................   127,000    1,141,559
    Tsurumi Manufacturing Co., Ltd......................    94,000      755,303
    TTK Co., Ltd........................................    62,000      288,152
    Uchida Yoko Co., Ltd................................   331,000      926,587
   #Ueki Corp...........................................   406,000      864,185
    Union Tool Co., Ltd.................................    61,400    1,171,451
    Utoc Corp...........................................    92,900      272,679
  #*Wakachiku Construction Co., Ltd..................... 1,204,000    1,433,244
   *Wakita & Co., Ltd...................................    96,000      850,448
   #Weathernews, Inc....................................    37,900      995,529
   #Yahagi Construction Co., Ltd........................   143,900      686,048
    YAMABIKO Corp.......................................    30,682      509,826
    Yamato Corp.........................................    82,000      275,199
    Yamaura Corp........................................    34,500      109,914
   *Yamazen Co., Ltd....................................   305,500    2,264,042
    Yasuda Warehouse Co., Ltd. (The)....................    95,800      699,132
   *Yokogawa Bridge Holdings Corp.......................   158,400    1,518,990
    Yondenko Corp.......................................   132,800      475,877
   *Yuasa Trading Co., Ltd..............................   950,000    1,860,797
    Yuken Kogyo Co., Ltd................................   165,000      292,781
    Yurtec Corp.........................................   256,000      854,516
    Yusen Logistics Co., Ltd............................   101,900      995,931
   #Yushin Precision Equipment Co., Ltd.................    46,834      888,420
                                                                   ------------
Total Industrials.......................................            542,258,564
                                                                   ------------
Information Technology -- (9.2%)
  #*1st Holdings, Inc...................................    64,400      430,073
    A&D Co., Ltd........................................    59,800      246,468
   #Ai Holdings Corp....................................   251,400    2,092,197
    Aichi Tokei Denki Co., Ltd..........................   113,000      349,029
  #*Aiphone Co., Ltd....................................    72,900    1,216,784
    Allied Telesis Holdings K.K.........................   470,700      422,660
    Alpha Systems, Inc..................................    33,560      415,821
   *Alps Electric Co., Ltd..............................   932,400    5,439,779
   *Amano Corp..........................................   309,800    2,789,359
    AOI Electronic Co., Ltd.............................    35,200      637,126
    Argo Graphics, Inc..................................    10,200      145,599
    Arisawa Manufacturing Co., Ltd......................   176,800      641,534
   #Asahi Net, Inc......................................    63,000      304,823
    Axell Corp..........................................    36,900      856,822
   *Bit-isle, Inc.......................................    74,300      790,385
    CAC Corp............................................    67,300      567,975
   #Canon Electronics, Inc..............................   122,600    2,513,844
    Chino Corp..........................................   156,000      373,014
   *CMK Corp............................................   263,200      982,478
    Computer Engineering & Consulting, Ltd..............    61,500      376,216
    Core Corp...........................................    45,400      363,752

                                     1420

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    Cresco, Ltd...........................................    23,200 $  159,882
    Cybernet Systems Co., Ltd.............................        85     24,241
    Cybozu, Inc...........................................     1,320    399,532
    Dai-ichi Seiko Co., Ltd...............................    48,900    691,598
    Daishinku Corp........................................   129,000    371,715
    Daito Electron Co., Ltd...............................     5,900     23,537
   *Daiwabo Holdings Co., Ltd............................. 1,076,000  2,129,135
   #Denki Kogyo Co., Ltd..................................   319,000  1,364,796
  #*Digital Garage, Inc...................................       803  1,882,375
    DKK Toa Corp..........................................    31,000    103,081
   *DTS Corp..............................................   110,000  1,392,854
    Eizo Nanao Corp.......................................    92,300  1,473,455
    Elecom Co., Ltd.......................................    25,700    417,417
   #Elematec Corp.........................................    30,871    412,801
    EM Systems Co., Ltd...................................    10,800    205,394
  #*Enplas Corp...........................................    45,000  1,993,759
    ESPEC Corp............................................   111,600    893,730
    Excel Co., Ltd........................................    24,500    213,515
    F@N Communications, Inc...............................    15,500    404,174
    Faith, Inc............................................     2,238    251,320
  #*FDK Corp..............................................   127,000    111,179
  #*Ferrotec Corp.........................................   169,100    664,199
    Fuji Electronics Co., Ltd.............................    43,000    592,311
   #Fuji Soft, Inc........................................   115,200  2,436,386
    Fujitsu Frontech, Ltd.................................    77,500    456,122
    Furuno Electric Co., Ltd..............................    37,400    202,645
    Furuya Metal Co., Ltd.................................     4,600    135,231
    Future Architect, Inc.................................     1,148    467,424
    GMO Internet, Inc.....................................   381,900  2,797,876
    GMO Payment Gateway, Inc..............................    15,100    217,940
    Gurunavi, Inc.........................................    47,600    528,845
    Hakuto Co., Ltd.......................................    78,700    723,661
   #Hioki EE Corp.........................................    30,400    454,002
   *Hitachi Kokusai Electric, Inc.........................   266,500  2,204,656
    Hochiki Corp..........................................    97,000    480,512
    Hokuriku Electric Industry Co., Ltd...................   382,000    502,075
   #Horiba, Ltd...........................................   197,650  5,804,950
    Hosiden Corp..........................................   322,300  1,764,921
    Icom, Inc.............................................    49,700  1,083,237
   *Ikegami Tsushinki Co., Ltd............................   174,000    136,824
   #Ines Corp.............................................   202,300  1,386,679
    I-Net Corp............................................    47,800    354,136
   *Infocom Corp..........................................       302    389,956
    Information Services International-Dentsu, Ltd........    76,700    703,464
   #Innotech Corp.........................................    86,600    410,043
   *Internet Initiative Japan, Inc........................   120,000  3,356,762
   *Iriso Electronics Co., Ltd............................    29,700    480,435
   *IT Holdings Corp......................................   426,301  6,057,314
    ITC Networks Corp.....................................    99,100    753,705
    Itfor, Inc............................................    39,900    151,602
   *Iwatsu Electric Co., Ltd..............................   459,000    406,563
  #*Japan Aviation Electronics Industry, Ltd..............   349,600  2,559,601
    Japan Cash Machine Co., Ltd...........................    79,315    714,520
   *Japan Digital Laboratory Co., Ltd.....................   110,800  1,257,669
   *Japan Radio Co., Ltd..................................   281,000    762,375
   #Jastec Co., Ltd.......................................    61,400    371,368
    JBCC Holdings, Inc....................................    78,400    601,609
    JFE Systems, Inc......................................       140    124,082
    JIEC Co., Ltd.........................................        79     86,491
   *Justsystems Corp......................................   133,300    775,865
    Kaga Electronics Co., Ltd.............................   104,800    880,560

                                     1421

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
   *Kanematsu Electronics, Ltd............................    83,100 $  962,437
    Koa Corp..............................................   169,600  1,427,931
    Kyoden Co., Ltd.......................................   156,900    227,430
   #Kyoei Sangyo Co., Ltd.................................    97,000    168,477
    Kyowa Electronic Instruments Co., Ltd.................    56,000    155,605
   *Lasertec Corp.........................................    49,200    836,483
   *Macnica, Inc..........................................    53,700  1,050,206
   #Macromill, Inc........................................   105,800  1,187,111
    Marubun Corp..........................................    98,500    477,987
  #*Maruwa Co., Ltd.......................................    47,700  1,463,929
  #*Marvelous AQL, Inc....................................     1,556    673,542
  #*Megachips Corp........................................    55,800    955,179
  #*Meiko Electronics Co., Ltd............................    46,000    333,401
    Meisei Electric Co., Ltd..............................   307,000    302,162
  #*Melco Holdings, Inc...................................    70,000  1,218,594
   *Micronics Japan Co., Ltd..............................     8,000     25,230
    Mimasu Semiconductor Industry Co., Ltd................    88,681    727,196
   *Miraial Co., Ltd......................................    21,600    421,698
   #Miroku Jyoho Service Co., Ltd.........................   105,000    416,864
   *Mitsui High-Tec, Inc..................................   131,600    961,527
    Mitsui Knowledge Industry Co., Ltd....................     3,643    608,196
   *Mitsumi Electric Co., Ltd.............................   498,400  2,662,031
   #MTI, Ltd..............................................       380    397,734
   #Mutoh Holdings Co., Ltd...............................   160,000    417,112
   *Nagano Japan Radio Co., Ltd...........................    19,000     24,078
    Nagano Keiki Co., Ltd.................................     5,500     40,934
    Nakayo Telecommunications, Inc........................   485,000  1,402,122
    NEC Fielding, Ltd.....................................    95,000  1,137,803
   *NEC Networks & System Integration Corp................   130,900  2,458,990
   *NET One Systems Co., Ltd..............................   469,700  4,509,975
    Nichicon Corp.........................................   294,100  2,416,720
    Nidec Copal Electronics Corp..........................    63,300    301,528
    NIFTY Corp............................................       398    660,595
   *Nihon Dempa Kogyo Co., Ltd............................    90,400  1,156,103
   *Nihon Unisys, Ltd.....................................   272,275  2,224,424
   #Nippon Ceramic Co., Ltd...............................    88,600  1,328,624
  #*Nippon Chemi-Con Corp.................................   764,000  1,627,132
    Nippon Kodoshi Corp...................................     2,300     16,798
    Nippon Systemware Co., Ltd............................    27,900    115,896
   *Nohmi Bosai, Ltd......................................   129,000    911,848
   *NS Solutions Corp.....................................    90,600  1,813,909
    NSD Co., Ltd..........................................   196,000  1,813,580
  #*Nuflare Technology, Inc...............................       136    945,774
   *OBIC Business Consultants Co., Ltd....................    24,400  1,351,946
    Ohara, Inc............................................    33,200    254,154
    Okaya Electric Industries Co., Ltd....................    73,000    276,162
  #*OKI Electric Industry Co., Ltd........................ 1,397,000  1,596,833
    ONO Sokki Co., Ltd....................................   114,000    499,849
    Optex Co., Ltd........................................    46,400    522,404
    Origin Electric Co., Ltd..............................   160,000    684,875
  #*Osaki Electric Co., Ltd...............................   169,000    883,843
    Panasonic Industrial Devices SUNX Co., Ltd............   110,800    475,338
    Panasonic Information Systems Co., Ltd................    13,900    308,009
    PCA Corp..............................................    17,500    197,710
  #*Renesas Electronics Corp..............................   135,600    408,211
    Riken Keiki Co., Ltd..................................    78,500    482,762
    Riso Kagaku Corp......................................    85,700  1,699,387
    Roland DG Corp........................................    57,100    761,234
   *Ryoden Trading Co., Ltd...............................   163,000  1,031,169
   *Ryosan Co., Ltd.......................................   177,800  3,460,262
    Ryoyo Electro Corp....................................   113,200  1,028,825

                                     1422

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Information Technology -- (Continued)
   *Sanken Electric Co., Ltd.............................. 592,000 $  2,366,931
   *Sanshin Electronics Co., Ltd.......................... 143,400      972,490
    Satori Electric Co., Ltd..............................  79,080      386,355
    Saxa Holdings, Inc.................................... 307,000      597,549
  #*Seiko Epson Corp...................................... 492,100    4,968,063
   *Shibaura Electronics Co., Ltd.........................  11,000      140,413
  #*Shibaura Mechatronics Corp............................ 191,000      434,113
   *Shindengen Electric Manufacturing Co., Ltd............ 410,000    1,196,624
    Shinkawa, Ltd.........................................  68,300      349,816
  #*Shinko Electric Industries Co., Ltd................... 386,100    2,954,422
   *Shinko Shoji Co., Ltd................................. 125,200    1,123,567
    Shizuki Electric Co., Inc............................. 103,000      353,604
   #Siix Corp.............................................  87,200    1,005,821
    Simplex Holdings, Inc.................................   1,904      597,268
  #*SMK Corp.............................................. 320,000      963,193
    Softbank Technology Corp..............................     500        5,126
    Soshin Electric Co., Ltd..............................   4,600       16,774
   *Square Enix Holdings Co., Ltd.........................  16,700      207,510
    SRA Holdings, Inc.....................................  49,700      542,410
    Star Micronics Co., Ltd............................... 208,000    2,058,374
    Sumida Corp...........................................  51,349      298,135
    Sun-Wa Technos Corp...................................  12,600       86,288
    Systena Corp..........................................   1,111      982,346
    Tachibana Eletech Co., Ltd............................  62,400      550,741
  #*Taiyo Yuden Co., Ltd.................................. 617,100    5,566,066
    Tamura Corp........................................... 378,000      838,305
  #*Teac Corp.............................................  27,000       17,175
    Tecmo Koei Holdings Co., Ltd.......................... 150,730    1,219,391
    Teikoku Tsushin Kogyo Co., Ltd........................ 190,000      354,198
   *Thine Electronics, Inc................................   3,300       21,796
   *TKC Corp..............................................  98,400    1,747,261
   #Tokyo Electron Device, Ltd............................     342      560,254
   *Tokyo Seimitsu Co., Ltd............................... 209,900    3,605,862
    Tomen Devices Corp....................................   2,400       48,276
    Tomen Electronics Corp................................  56,300      715,037
  #*Topcon Corp...........................................  30,800      252,021
    Tose Co., Ltd.........................................  22,100      139,315
   *Toshiba TEC Corp...................................... 631,000    3,640,315
    Toukei Computer Co., Ltd..............................  26,810      362,374
    Towa Corp............................................. 102,200      683,394
    Toyo Corp............................................. 150,700    1,761,912
   *Transcosmos, Inc...................................... 133,600    1,657,179
   *UKC Holdings Corp.....................................  54,900    1,146,430
  #*Ulvac, Inc............................................ 234,700    2,090,932
    Uniden Corp........................................... 377,000      941,425
  #*UT Holdings Co., Ltd..................................     452      316,666
   #V Technology Co., Ltd.................................      98      293,730
   *Wacom Co., Ltd........................................   1,522    4,963,732
   *Wellnet Corp..........................................  12,300      109,766
    Y.A.C. Co., Ltd.......................................  37,700      204,891
   *Yamaichi Electronics Co., Ltd.........................  75,700      135,407
   *Yashima Denki Co., Ltd................................   2,700       11,373
    Yokowo Co., Ltd.......................................  71,000      320,378
   *Zappallas, Inc........................................     508      549,657
    Zuken, Inc............................................  94,600      577,570
                                                                   ------------
Total Information Technology..............................          198,031,733
                                                                   ------------
Materials -- (10.0%)
   *Achilles Corp......................................... 758,000    1,118,923
   *Adeka Corp............................................ 444,600    3,810,275
    Agro-Kanesho Co., Ltd.................................  14,000       74,422

                                     1423

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Aichi Steel Corp......................................   563,000 $2,470,245
    Alconix Corp..........................................    23,900    415,313
    Arakawa Chemical Industries, Ltd......................    71,100    555,203
    Araya Industrial Co., Ltd.............................   276,000    388,651
  #*Asahi Holdings, Inc...................................   128,650  2,241,474
    Asahi Organic Chemicals Industry Co., Ltd.............   358,000    854,960
   #Asahi Printing Co., Ltd...............................       800     18,705
   *C Uyemura & Co., Ltd..................................    10,300    336,771
   *Chuetsu Pulp & Paper Co., Ltd.........................   568,000  1,048,618
  #*Chugai Mining Co., Ltd................................   886,700    281,358
    Chugoku Marine Paints, Ltd............................   326,000  1,719,072
   *Chugokukogyo Co., Ltd.................................    62,000     62,451
    Chuo Denki Kogyo Co., Ltd.............................    95,000    353,112
   *Co-Op Chemical Co., Ltd...............................   159,000    213,623
    Dai Nippon Toryo, Ltd.................................   651,000  1,081,587
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd................    14,300    222,376
    Dai-ichi Kogyo Seiyaku Co., Ltd.......................   173,000    460,960
    Daiken Corp...........................................   401,000  1,103,688
    Daiki Aluminium Industry Co., Ltd.....................   102,000    251,026
    Dainichiseika Colour & Chemicals Manufacturing Co.,
      Ltd.................................................   346,000  1,594,759
  #*Daio Paper Corp.......................................   453,500  3,086,201
   *Daiso Co., Ltd........................................   391,000  1,145,988
    DC Co., Ltd...........................................   113,900    420,957
    Dynapac Co., Ltd......................................    25,000     65,900
   #Earth Chemical Co., Ltd...............................    37,000  1,196,052
   *FP Corp...............................................    61,200  3,946,672
    Fuji Seal International, Inc..........................   114,300  2,479,595
    Fujikura Kasei Co., Ltd...............................   110,100    464,407
    Fujimi, Inc...........................................    30,700    526,469
   *Fujimori Kogyo Co., Ltd...............................    57,900  1,353,812
    Fumakilla, Ltd........................................    76,000    271,262
   #Furukawa-Sky Aluminum Corp............................   444,000  1,289,438
    Godo Steel, Ltd.......................................   899,000  1,806,737
   #Gun Ei Chemical Industry Co., Ltd.....................   347,000    895,513
    Harima Chemicals, Inc.................................    73,300    378,145
   #Hodogaya Chemical Co., Ltd............................   265,000    497,706
    Hokkan Holdings, Ltd..................................   283,000    828,861
    Hokko Chemical Industry Co., Ltd......................    90,000    261,460
  #*Hokuetsu Kishu Paper Co., Ltd.........................   862,199  4,402,603
    Honshu Chemical Industry Co., Ltd.....................    26,000    137,276
    Ihara Chemical Industry Co., Ltd......................   197,000  1,053,391
    Ise Chemical Corp.....................................    83,000    485,400
   *Ishihara Sangyo Kaisha, Ltd........................... 1,659,500  1,376,510
    Ishizuka Glass Co., Ltd...............................   109,000    183,229
    Japan Carlit Co., Ltd.................................    61,000    314,277
    Japan Pure Chemical Co., Ltd..........................        70    182,241
    JCU Corp..............................................     7,400    283,515
   *JSP Corp..............................................   103,900  1,544,267
   #Kanto Denka Kogyo Co., Ltd............................   104,000    196,790
    Katakura Chikkarin Co., Ltd...........................    43,000    103,941
    Kawakin Holdings Co., Ltd.............................    11,000     37,093
    Kawasaki Kasei Chemicals, Ltd.........................   109,000    138,467
   *Koatsu Gas Kogyo Co., Ltd.............................   163,493    902,496
   *Kogi Corp.............................................    30,000     61,667
    Kohsoku Corp..........................................    61,900    540,684
    Konishi Co., Ltd......................................    77,100  1,403,030
   #Kumiai Chemical Industry Co., Ltd.....................   251,000  1,413,405
    Kureha Corp...........................................   662,500  2,565,305
   *Kurimoto, Ltd.........................................   702,000  2,672,776
    Kurosaki Harima Corp..................................   240,000    613,870
   #Kyoei Steel, Ltd......................................    85,500  1,592,146

                                     1424

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Kyowa Leather Cloth Co., Ltd..........................    71,700 $  223,145
   *Lintec Corp...........................................   220,300  4,073,862
    MEC Co., Ltd..........................................    63,300    221,027
   *Mitsubishi Paper Mills, Ltd........................... 1,383,000  1,360,755
   *Mitsubishi Steel Manufacturing Co., Ltd...............   710,000  1,389,390
   *Mitsui Mining & Smelting Co., Ltd..................... 2,852,000  7,258,331
    Mory Industries, Inc..................................   154,000    447,608
   *Nakayama Steel Works, Ltd.............................   639,000    445,826
    Neturen Co., Ltd......................................   152,800  1,029,847
  #*New Japan Chemical Co., Ltd...........................   163,300    571,907
    Nichia Steel Works, Ltd...............................   175,900    448,352
   #Nihon Kagaku Sangyo Co., Ltd..........................    78,000    464,865
   *Nihon Nohyaku Co., Ltd................................   241,000  1,404,803
   *Nihon Parkerizing Co., Ltd............................   252,000  4,153,643
    Nihon Yamamura Glass Co., Ltd.........................   490,000    975,017
   *Nippon Chemical Industrial Co., Ltd...................   434,000    647,132
    Nippon Chutetsukan K.K................................   106,000    323,980
    Nippon Chuzo K.K......................................   111,000    162,388
   *Nippon Coke & Engineering Co., Ltd.................... 1,307,500  1,945,856
   #Nippon Concrete Industries Co., Ltd...................   180,000    631,299
   #Nippon Denko Co., Ltd.................................   490,000  1,421,217
    Nippon Fine Chemical Co., Ltd.........................    85,600    538,032
   #Nippon Kasei Chemical Co., Ltd........................   197,000    335,899
  #*Nippon Kinzoku Co., Ltd...............................   232,000    332,547
   #Nippon Koshuha Steel Co., Ltd.........................   424,000    468,285
   *Nippon Light Metal Holdings Co., Ltd.................. 2,388,000  2,742,368
  #*Nippon Paper Group, Inc...............................   148,100  2,098,635
    Nippon Pillar Packing Co., Ltd........................   108,000    821,541
   *Nippon Soda Co., Ltd..................................   733,000  3,327,529
   *Nippon Synthetic Chemical Industry Co., Ltd. (The)....   269,000  1,974,493
   *Nippon Valqua Industries, Ltd.........................   406,000  1,019,162
   *Nippon Yakin Kogyo Co., Ltd...........................   754,500  1,090,848
   *Nisshin Steel Holdings Co., Ltd.......................   318,892  2,386,138
    Nittetsu Mining Co., Ltd..............................   375,000  1,671,721
    Nitto FC Co., Ltd.....................................    72,000    421,743
   *NOF Corp..............................................   784,000  3,606,946
    Okabe Co., Ltd........................................   207,700  1,528,393
    Okamoto Industries, Inc...............................   403,000  1,360,457
    Okura Industrial Co., Ltd.............................   305,000  1,018,173
   #Osaka Organic Chemical Industry, Ltd..................    66,000    279,205
   *Osaka Steel Co., Ltd..................................    77,700  1,336,632
  #*Osaka Titanium Technologies Co., Ltd..................    95,900  2,139,582
   *Pacific Metals Co., Ltd...............................   775,000  4,037,008
   #Pack Corp. (The)......................................    69,400  1,138,487
  #*Rasa Industries, Ltd..................................   413,000    650,679
   *Rengo Co., Ltd........................................ 1,167,000  5,924,677
    Riken Technos Corp....................................   197,000    555,962
   *S Science Co., Ltd.................................... 2,340,000    102,357
   *Sakai Chemical Industry Co., Ltd......................   506,000  1,496,384
    Sakata INX Corp.......................................   206,000  1,064,614
   *Sanyo Chemical Industries, Ltd........................   305,000  1,714,103
  #*Sanyo Special Steel Co., Ltd..........................   581,300  1,860,122
    Sekisui Plastics Co., Ltd.............................   222,000    539,611
  #*Shikoku Chemicals Corp................................   184,000  1,246,646
    Shinagawa Refractories Co., Ltd.......................   224,000    519,562
   *Shin-Etsu Polymer Co., Ltd............................   228,200    878,753
    Shinko Wire Co., Ltd..................................   184,000    319,252
    Somar Corp............................................    42,000     86,483
   *Stella Chemifa Corp...................................    50,400  1,062,542
   *Sumitomo Bakelite Co., Ltd............................ 1,038,000  4,141,947
    Sumitomo Light Metal Industries, Ltd.................. 2,296,000  2,260,290

                                     1425

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
Materials -- (Continued)
   *Sumitomo Osaka Cement Co., Ltd.................... 1,848,000 $    6,189,712
    Sumitomo Pipe & Tube Co., Ltd.....................   108,100        891,256
    Sumitomo Seika Chemicals Co., Ltd.................   248,000        890,276
   *T&K Toka Co., Ltd.................................    11,600        195,427
   *T. Hasegawa Co., Ltd..............................   121,300      1,462,932
   *Taisei Lamick Co., Ltd............................    22,000        596,210
   *Taiyo Holdings Co., Ltd...........................    82,400      2,312,824
    Takasago International Corp.......................   381,000      1,923,621
    Takiron Co., Ltd..................................   304,000      1,168,052
   *Tanaka Chemical Corp..............................     1,100          4,199
    Tayca Corp........................................   151,000        461,228
    Tenma Corp........................................    87,000        895,437
   #Titan Kogyo K.K...................................    82,000        205,909
   #Toagosei Co., Ltd................................. 1,096,000      4,528,886
  #*Toda Kogyo Corp...................................   220,000        877,228
   *Toho Zinc Co., Ltd................................   705,000      3,046,157
    Tokai Carbon Co., Ltd............................. 1,113,000      4,410,961
   *Tokushu Tokai Paper Co., Ltd......................   503,580      1,204,027
  #*Tokuyama Corp..................................... 1,758,000      3,503,981
    Tokyo Ohka Kogyo Co., Ltd.........................   180,800      3,518,774
  #*Tokyo Rope Manufacturing Co., Ltd.................   721,000      1,032,119
   *Tokyo Steel Manufacturing Co., Ltd................   614,500      3,221,451
    Tokyo Tekko Co., Ltd..............................   198,000        840,318
    Tomoegawa Co., Ltd................................   125,000        235,272
   *Tomoku Co., Ltd...................................   300,000        875,371
    Topy Industries, Ltd.............................. 1,002,000      2,353,561
  #*Tosoh Corp........................................ 2,648,000      6,369,955
   *Toyo Ink SC Holdings Co., Ltd..................... 1,027,000      4,499,673
    Toyo Kohan Co., Ltd...............................   262,000        925,755
    TYK Corp..........................................   138,000        248,214
    Ube Material Industries, Ltd......................   226,000        557,746
    Wood One Co., Ltd.................................   169,000        559,149
   *Yodogawa Steel Works, Ltd.........................   786,500      2,800,634
   *Yuki Gosei Kogyo Co., Ltd.........................    64,000        177,609
    Yushiro Chemical Industry Co., Ltd................    52,700        507,577
                                                                 --------------
Total Materials.......................................              216,986,685
                                                                 --------------
Telecommunication Services -- (0.0%)
   *Japan Communications, Inc.........................     2,056        130,817
   *Okinawa Cellular Telephone Co.....................    12,300        269,335
   *Softbank Corp.....................................     1,649         58,763
                                                                 --------------
Total Telecommunication Services......................                  458,915
                                                                 --------------
Utilities -- (0.4%)
   #Hokkaido Gas Co., Ltd.............................   232,000        608,668
    Hokuriku Gas Co., Ltd.............................    99,000        245,839
   *Okinawa Electric Power Co., Ltd...................    80,171      2,630,240
    Saibu Gas Co., Ltd................................ 1,364,000      3,264,496
    Shizuoka Gas Co., Ltd.............................   276,500      1,927,366
                                                                 --------------
Total Utilities.......................................                8,676,609
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,892,611,698
                                                                 --------------

                                     1426

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (12.3%)
(S) @DFA Short Term Investment Fund.................  22,904,062    265,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $749,157) to be
     repurchased at $734,471........................ $       734        734,468
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                265,734,468
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,230,032,860)^^...........................             $2,158,346,166
                                                                 ==============

Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary.......   --    $  427,997,348   --    $  427,997,348
    Consumer Staples.............   --       167,359,731   --       167,359,731
    Energy.......................   --        14,587,432   --        14,587,432
    Financials...................   --       228,530,128   --       228,530,128
    Health Care..................   --        87,724,553   --        87,724,553
    Industrials..................   --       542,258,564   --       542,258,564
    Information Technology.......   --       198,031,733   --       198,031,733
    Materials....................   --       216,986,685   --       216,986,685
    Telecommunication Services...   --           458,915   --           458,915
    Utilities....................   --         8,676,609   --         8,676,609
 Securities Lending Collateral...   --       265,734,468   --       265,734,468
                                    --    --------------   --    --------------
 TOTAL...........................   --    $2,158,346,166   --    $2,158,346,166
                                    ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1427

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (82.4%)
AUSTRALIA -- (44.5%)
   *AAT Corp., Ltd.......................................     9,992 $        --
   *ABM Resources NL..................................... 4,447,721     185,752
    Acrux, Ltd...........................................   346,174   1,245,200
   *Adelaide Brighton, Ltd............................... 1,442,564   5,100,145
   #Aditya Birla Minerals, Ltd...........................   884,599     419,081
   *AED Oil, Ltd.........................................   363,401          --
   *Ainsworth Game Technology, Ltd.......................   361,760   1,134,484
   *AJ Lucas Group, Ltd..................................   317,969     581,648
   *Alchemia, Ltd........................................   724,903     249,586
  #*Alcyone Resources, Ltd............................... 4,280,423     179,519
  #*Alkane Resources, Ltd................................ 1,255,636     873,060
   *Alliance Resources, Ltd..............................   444,483      90,356
   *Altium, Ltd..........................................    13,316      15,536
   *Altona Mining, Ltd................................... 1,108,169     260,631
   *Amalgamated Holdings, Ltd............................   462,896   3,679,934
   *Amcom Telecommunications, Ltd........................   684,746   1,125,892
   *Ampella Mining, Ltd..................................   108,829      43,207
    Ansell, Ltd..........................................   280,617   5,021,914
  #*Antares Energy, Ltd..................................   988,877     552,964
   *AP Eagers, Ltd.......................................   228,712   1,114,873
   #APN News & Media, Ltd................................ 2,209,800     668,702
  #*Aquarius Platinum, Ltd............................... 1,580,726   1,556,367
  #*Aquila Resources, Ltd................................   314,379   1,025,829
  #*Arafura Resources, Ltd............................... 1,093,749     222,939
   *ARB Corp., Ltd.......................................   347,600   4,313,129
   *Aristocrat Leisure, Ltd.............................. 2,580,305   9,980,572
    Arrium, Ltd.......................................... 6,037,433   6,031,342
   #ASG Group, Ltd.......................................   567,196     398,366
   *Aspire Mining, Ltd...................................    83,813       9,608
   *Astron Corp., Ltd....................................    33,786      40,490
   *Atlantic, Ltd........................................   238,482      61,803
    Atlas Iron, Ltd...................................... 3,449,580   5,346,927
  #*Aurora Oil & Gas, Ltd................................ 1,165,110   4,609,937
  #*Ausdrill, Ltd........................................ 1,508,324   4,720,661
    Ausenco, Ltd.........................................   393,757   1,462,755
  #*Austal, Ltd.......................................... 1,105,762     801,078
    Austbrokers Holdings, Ltd............................   110,710     972,266
  #*Austin Engineering, Ltd..............................   191,089     976,694
   *Austpac Resources NL................................. 2,524,951      81,624
   *Australian Agricultural Co., Ltd..................... 1,036,052   1,318,492
    Australian Infrastructure Fund NL.................... 3,606,473  11,667,745
    Australian Pharmaceutical Industries, Ltd............ 2,452,401   1,163,985
   *Automotive Holdings Group, Ltd.......................   648,466   2,437,555
  #*Avanco Resources, Ltd................................ 2,010,636     162,162
   *Avita Medical, Ltd...................................    58,058       7,580
   #AVJennings, Ltd...................................... 5,185,036   1,930,346
   *AWE, Ltd............................................. 2,398,797   3,193,621
  #*Azimuth Resources, Ltd...............................   334,414     119,340
  #*Azumah Resources, Ltd................................   737,953      72,624
   *Ballarat South Gold, Ltd.............................     1,996          --
  #*Bandanna Energy, Ltd.................................   622,869     179,056
   *Bannerman Resources, Ltd.............................   332,217      43,480
  #*Bathurst Resources, Ltd.............................. 1,107,941     446,389
  #*BC Iron, Ltd.........................................   302,891   1,127,480
   *Beach Energy, Ltd.................................... 5,832,719   8,689,149
  #*Beadell Resources, Ltd............................... 1,500,515   1,549,247
   *Berkeley Resources, Ltd..............................   434,006     201,630
    Beyond International, Ltd............................    61,256      76,787

                                     1428

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
   #Billabong International, Ltd......................... 1,600,753 $ 1,568,345
   *Bionomics, Ltd.......................................   345,313     143,746
   *Bisalloy Steel Group, Ltd............................    93,800     134,750
   #Blackmores, Ltd......................................    79,054   2,787,972
  #*Blackthorn Resources, Ltd............................   179,930     233,172
   *BlueScope Steel, Ltd................................. 2,468,760   8,726,611
   *Boart Longyear, Ltd.................................. 2,638,658   5,666,705
  #*Boom Logistics, Ltd..................................   793,861     264,880
   *Boulder Steel, Ltd...................................   407,760      13,563
  #*Bradken, Ltd......................................... 1,022,589   6,672,264
  #*Breville Group, Ltd..................................   598,466   4,236,209
    Brickworks, Ltd......................................   132,797   1,746,538
    BSA, Ltd.............................................   666,656     149,467
    BT Investment Management, Ltd........................   193,869     578,370
   *Buccaneer Energy, Ltd................................ 3,950,431     193,498
   *Buru Energy, Ltd.....................................    98,757     241,634
  #*Cabcharge Australia, Ltd.............................   579,180   2,969,426
   *Calliden Group, Ltd..................................   389,687      67,349
  #*Cape Lambert Resources, Ltd..........................   373,413      87,544
   *Capral, Ltd..........................................    58,499      13,410
   *Cardno, Ltd..........................................   545,334   3,873,192
  #*Carnarvon Petroleum, Ltd............................. 4,944,854     334,623
   *Carnegie Wave Energy, Ltd............................   263,165      11,253
  #*carsales.com, Ltd.................................... 1,220,399  11,297,533
  #*Cash Converters International, Ltd................... 1,341,004   1,593,937
   *CDS Technologies, Ltd................................    13,276          --
   *Cedar Woods Properties, Ltd..........................   152,190     833,317
   *Centaurus Metals, Ltd................................   143,557      54,032
  #*Central Petroleum, Ltd............................... 1,759,865     228,288
   *Centrebet International, Ltd. Claim Units............    81,336          --
   *Centrex Metals, Ltd..................................    13,701       2,693
  #*Ceramic Fuel Cells, Ltd.............................. 3,869,086     221,257
  #*Cerro Resources NL................................... 1,961,035     286,173
   #Chalice Gold Mines, Ltd..............................   320,684      61,914
    Challenger, Ltd......................................   198,545     797,638
    Chandler Macleod Group, Ltd..........................   338,118     197,109
   *ChemGenex Pharmaceuticals, Ltd.......................   115,291          --
   *Chesser Resources, Ltd...............................   148,340      48,971
   *Citigold Corp., Ltd.................................. 3,765,806     208,913
    Clarius Group, Ltd...................................   845,996     292,522
   *Clinuvel Pharmaceuticals, Ltd........................   112,897     277,216
   #Clough, Ltd.......................................... 1,527,345   1,749,949
    Clover Corp., Ltd....................................   269,348     144,706
   *CO2 Group, Ltd.......................................   706,417      81,010
   *Coal of Africa, Ltd..................................   668,800     258,154
  #*Coalspur Mines, Ltd.................................. 1,239,823   1,070,205
   *Cobar Consolidated Resources, Ltd....................    75,663      31,603
  #*Cockatoo Coal, Ltd................................... 3,318,970     448,974
   #Codan, Ltd...........................................   228,691     665,759
  #*Coffey International, Ltd............................ 1,048,636     393,527
    Collection House, Ltd................................ 1,909,459   2,692,225
   *Comet Ridge, Ltd.....................................    15,204       4,614
   *Continental Coal, Ltd................................   658,378      46,801
   *Cooper Energy, Ltd...................................   336,842     200,292
    Coventry Group, Ltd..................................   144,778     456,893
    Credit Corp. Group, Ltd..............................   110,382   1,037,107
   *Crusader Resources, Ltd..............................   155,861      56,780
   #CSG, Ltd.............................................   706,106     461,107
   #CSR, Ltd............................................. 2,700,745   5,696,109
    CTI Logistics, Ltd...................................     7,200      11,837
  #*Cudeco, Ltd..........................................   399,317   1,803,540

                                     1429

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- -----------
AUSTRALIA -- (Continued)
   *Cue Energy Resources, Ltd.........................  1,378,665 $   187,172
    Data#3, Ltd.......................................    357,963     510,388
  #*David Jones, Ltd..................................  3,152,271   8,237,247
  #*Decmil Group, Ltd.................................    728,820   1,896,039
   *Deep Yellow, Ltd..................................  1,039,981      77,750
    Devine, Ltd.......................................    497,498     472,525
   *Discovery Metals, Ltd.............................  1,368,337   1,537,461
    Domino's Pizza Enterprises, Ltd...................     14,892     160,875
   *Downer EDI, Ltd...................................  1,992,888   9,342,838
   *Dragon Mining, Ltd................................    171,966      93,106
  #*Drillsearch Energy, Ltd...........................  1,605,043   2,223,748
    DUET Group........................................  1,673,559   3,838,967
  #*DuluxGroup, Ltd...................................  2,216,962   9,531,386
   #DWS, Ltd..........................................    299,248     491,546
   *EHG Corp., Ltd....................................        482          --
  #*Elders, Ltd.......................................  1,419,921     184,696
   *Elemental Minerals, Ltd...........................    388,188     135,513
  #*Emeco Holdings, Ltd...............................  2,256,200   1,448,866
   *Empire Oil & Gas NL...............................    510,093       6,887
  #*Energy Resources of Australia, Ltd................    690,678     999,635
  #*Energy World Corp., Ltd...........................  4,052,461   1,398,088
   *Enero Group, Ltd..................................     20,635       7,175
   *Engenco, Ltd......................................     57,200      10,800
   *Entek Energy, Ltd.................................    760,766      49,383
  #*Envestra, Ltd.....................................  5,566,443   5,663,805
  #*Equatorial Resources, Ltd.........................    176,571     273,218
    Ethane Pipeline Income Fund.......................     61,184     122,877
   #Euroz, Ltd........................................     90,019     118,317
  #*Evolution Mining, Ltd.............................  1,783,827   2,887,121
  #*Fairfax Media, Ltd................................  7,697,360   4,344,049
    Fantastic Holdings, Ltd...........................    355,613   1,258,425
   *FAR, Ltd..........................................  8,301,676     372,432
    Finbar Group, Ltd.................................     58,051      76,272
   *Finders Resources, Ltd............................      7,442       1,320
  #*FKP Property Group, Ltd...........................    843,156   1,502,956
  #*Fleetwood Corp., Ltd..............................    324,823   3,482,104
    FlexiGroup, Ltd...................................    597,372   2,501,127
  #*Flinders Mines, Ltd...............................  6,909,293     561,644
   *Focus Minerals, Ltd............................... 19,167,915     640,525
   #Forge Group, Ltd..................................    252,731   1,563,135
   *Funtastic, Ltd....................................     14,936       4,050
   #G8 Education, Ltd.................................    204,577     342,617
  #*Galaxy Resources, Ltd.............................    760,450     302,569
    Gazal Corp., Ltd..................................     90,790     254,684
  #*Geodynamics, Ltd..................................  1,015,653     115,834
  #*Gindalbie Metals, Ltd.............................  2,927,610     842,677
   *Global Construction Services, Ltd.................      4,832       4,227
   *Gold Road Resources, Ltd..........................    141,504      16,313
   *Golden Rim Resources, Ltd.........................    619,588      41,998
  #*Goodman Fielder, Ltd..............................  9,040,600   6,282,172
    GrainCorp, Ltd. Class A...........................    828,668  10,438,423
   #Grange Resources, Ltd.............................  1,274,431     379,124
  #*Great Southern, Ltd...............................  9,302,784          --
   *Greencross, Ltd...................................      7,711      30,494
  #*Greenland Minerals & Energy, Ltd..................    796,390     291,277
  #*Gryphon Minerals, Ltd.............................  1,931,531   1,037,734
  #*GUD Holdings, Ltd.................................    483,068   4,204,445
   *Gujarat NRE Coking Coal, Ltd......................    119,865      25,645
  #*Gunns, Ltd........................................  2,872,620          --
  #*GWA Group, Ltd....................................  1,263,739   3,318,311
   *Hansen Technologies, Ltd..........................      5,702       5,447

                                     1430

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   *Hastie Group, Ltd.....................................    81,042 $       --
   *Havilah Resources NL..................................   181,606    123,415
    HFA Holdings, Ltd.....................................   235,865    243,370
    HGL, Ltd..............................................    87,337     49,965
   *Highlands Pacific, Ltd................................ 2,651,500    418,422
   *Hillgrove Resources, Ltd.............................. 1,190,412    155,386
  #*Hills Holdings, Ltd................................... 1,025,966    973,290
  #*Horizon Oil, Ltd...................................... 4,847,875  2,326,883
   *Hutchison Telecommunications Australia, Ltd........... 2,299,375     68,623
   *Icon Energy, Ltd...................................... 1,411,609    309,529
   *IDM International, Ltd................................    23,969        975
  #*iiNET, Ltd............................................   709,568  3,383,962
  #*Imdex, Ltd............................................ 1,155,517  2,195,049
   #IMF Australia, Ltd....................................   314,016    576,331
   *IMX Resources, Ltd....................................   123,459     17,574
   *Independence Group NL................................. 1,078,055  4,961,286
   *Indophil Resources NL................................. 3,118,946    781,368
  #*Infigen Energy, Ltd................................... 1,951,424    559,164
    Infomedia, Ltd........................................ 1,458,074    563,209
    Integrated Research, Ltd..............................   295,060    397,314
  #*Intrepid Mines, Ltd................................... 1,794,707    423,108
  #*Invocare, Ltd.........................................   633,106  6,068,541
   *IOOF Holdings, Ltd.................................... 1,074,600  9,236,496
  #*Iress, Ltd............................................   603,773  5,276,204
   *Iron Ore Holdings, Ltd................................   336,216    295,545
  #*Ivanhoe Australia, Ltd................................   516,032    239,482
  #*JB Hi-Fi, Ltd.........................................   582,072  6,019,664
   *Jumbo Interactive, Ltd................................    19,980     60,428
   *Jupiter Mines, Ltd....................................   465,443     48,372
   #K&S Corp., Ltd........................................   228,651    501,792
  #*Kagara, Ltd........................................... 1,945,393    243,438
   *Kangaroo Resources, Ltd............................... 2,874,627     87,201
   *Karoon Gas Australia, Ltd.............................   667,086  4,523,576
   *Kasbah Resources, Ltd.................................   478,599     85,235
  #*Kingsgate Consolidated, Ltd...........................   786,887  3,311,411
   #Kingsrose Mining, Ltd.................................   709,616    584,647
   *Lednium, Ltd..........................................   195,019     16,269
  #*Linc Energy, Ltd...................................... 1,617,844  4,120,323
   *Liquefied Natural Gas, Ltd............................   595,144    217,038
    Lonestar Resources, Ltd...............................   819,137    166,893
    Lycopodium, Ltd.......................................    62,881    427,360
  #*M2 Telecommunications Group, Ltd......................   629,009  2,883,106
   *MACA, Ltd.............................................    53,064    144,034
  #*Macmahon Holdings, Ltd................................ 6,319,933  1,785,258
   *Macquarie Atlas Roads Group NL........................ 1,370,360  2,457,499
    Macquarie Telecom Group, Ltd..........................    35,019    333,463
   *Mastermyne Group, Ltd.................................     2,517      4,464
   #Matrix Composites & Engineering, Ltd..................   167,126    325,145
   *Maverick Drilling & Exploration, Ltd..................   114,368     73,579
    MaxiTRANS Industries, Ltd.............................   942,578  1,037,481
   *Mayne Pharma Group, Ltd...............................   744,163    287,061
    McGuigan Simeon Wines, Ltd............................ 2,437,348  1,223,859
  #*McMillan Shakespeare, Ltd.............................   235,687  3,376,265
    McPherson's, Ltd......................................   315,566    728,816
  #*Medusa Mining, Ltd....................................   834,363  4,318,614
    Melbourne IT, Ltd.....................................   442,110    921,715
  #*MEO Australia, Ltd....................................   681,039     54,727
   *Mermaid Marine Australia, Ltd......................... 1,116,728  4,735,769
  #*Mesoblast, Ltd........................................   257,372  1,607,713
   *Metals X, Ltd.........................................   328,599     53,280
   *Metgasco, Ltd.........................................   667,052    118,268

                                     1431

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   *Metminco, Ltd......................................... 1,879,249 $  121,631
   *MetroCoal, Ltd........................................    68,725     11,224
   *MHM Metals, Ltd.......................................   279,627     57,360
   *Miclyn Express Offshore, Ltd..........................   662,257  1,632,642
  #*Mincor Resources NL................................... 1,004,969    980,552
   *Minemakers, Ltd.......................................   113,803     17,861
  #*Mineral Deposits, Ltd.................................   313,606  1,338,091
  #*Mineral Resources, Ltd................................   535,822  5,770,933
  #*Mirabela Nickel, Ltd.................................. 2,820,238  1,385,929
  #*Molopo Energy, Ltd.................................... 1,186,993    434,578
   *Moly Mines, Ltd.......................................    25,253      4,118
  #*Monadelphous Group, Ltd...............................   198,056  5,505,431
   *Morning Star Gold NL..................................   332,749     38,169
  #*Mortgage Choice, Ltd..................................   631,109  1,215,199
   *Mount Gibson Iron, Ltd................................ 3,315,839  2,899,015
  #*Myer Holdings, Ltd.................................... 3,564,925  9,276,187
    MyState, Ltd..........................................    70,054    284,072
   *Nanosonics, Ltd.......................................   203,014    111,379
   #Navitas, Ltd.......................................... 1,189,617  6,142,546
  #*NewSat, Ltd...........................................   454,496    246,452
   *Nexus Energy, Ltd..................................... 5,265,799  1,050,284
   *NIB Holdings, Ltd..................................... 1,407,593  3,214,127
   *Nido Petroleum, Ltd................................... 6,093,154    177,957
   *Noble Mineral Resources, Ltd..........................   859,168     93,669
    Norfolk Group, Ltd....................................   361,653    199,930
   *Northern Iron, Ltd....................................   819,023    444,861
  #*Northern Star Resources, Ltd.......................... 1,975,807  2,296,259
  #*NRW Holdings, Ltd..................................... 1,174,775  2,353,942
   *NuCoal Resources, Ltd.................................   429,538     89,625
   *Nufarm, Ltd...........................................   829,251  4,822,033
   #Oakton, Ltd...........................................   379,535    565,742
   *OPUS Group, Ltd.......................................    65,187     15,208
  #*Orocobre, Ltd.........................................   257,530    415,446
   #OrotonGroup, Ltd......................................   100,539    780,190
  #*Otto Energy, Ltd...................................... 1,936,175    202,267
   *Pacific Brands, Ltd................................... 4,553,565  3,326,838
   *Pacific Niugini, Ltd..................................   200,616     31,440
  #*Paladin Energy, Ltd................................... 4,096,983  4,906,548
    Pan Pacific Petroleum NL.............................. 1,094,343    131,248
   *PanAust, Ltd..........................................   682,644  2,107,722
   *Pancontinental Oil & Gas NL........................... 1,006,891    115,687
   *Panoramic Resources, Ltd.............................. 1,014,830    536,561
   *PaperlinX, Ltd........................................ 2,814,406    292,481
   *Papillon Resources, Ltd...............................    32,010     55,272
    Patties Foods, Ltd....................................    40,251     69,322
   *Peak Resources, Ltd...................................   288,357     52,658
  #*Peet, Ltd............................................. 1,096,798  1,358,710
   *Peninsula Energy, Ltd................................. 5,178,834    211,819
  #*Perilya, Ltd.......................................... 1,482,070    471,557
  #*Perpetual Trustees Australia, Ltd.....................   226,579  9,184,650
  #*Perseus Mining, Ltd................................... 1,772,366  3,616,412
   *Pharmaxis, Ltd........................................   912,481    648,382
   *Phosphagenics, Ltd.................................... 1,842,963    278,877
  #*Platinum Australia, Ltd............................... 1,442,661    100,795
  #*Pluton Resources, Ltd.................................   538,056    129,049
    PMP, Ltd.............................................. 2,395,607    426,165
   *Poseidon Nickel, Ltd..................................   436,181    106,675
  #*Premier Investments, Ltd..............................   328,777  2,557,775
  #*Prima Biomed, Ltd..................................... 2,338,194    256,958
   #Primary Health Care, Ltd.............................. 1,960,174  9,210,946
    Prime Media Group, Ltd................................ 1,777,139  1,755,975

                                     1432

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
    PrimeAg, Ltd..........................................   221,805 $  274,190
    Programmed Maintenance Service, Ltd...................   605,809  1,269,946
   *QRxPharma, Ltd........................................   167,593    174,729
   *Quickstep Holdings, Ltd...............................   462,355     77,476
  #*Ramelius Resources, Ltd............................... 1,512,836    648,918
   *Range Resources, Ltd.................................. 1,456,711     74,812
   *RCG Corp., Ltd........................................    13,968      7,001
  #*RCR Tomlinson, Ltd.................................... 1,056,974  2,483,364
   *REA Group, Ltd........................................   176,832  3,796,283
  #*Reckon, Ltd...........................................   275,730    696,096
   *Red 5, Ltd............................................     9,022      9,711
  #*Red Fork Energy, Ltd.................................. 1,269,915  1,020,443
    Redflex Holdings, Ltd.................................   377,855    634,597
    Reece Australia, Ltd..................................   238,257  5,460,125
   *Reed Resources, Ltd...................................   776,378    137,434
  #*Reject Shop, Ltd. (The)...............................   140,217  2,341,816
  #*Resolute Mining, Ltd.................................. 3,133,646  4,343,978
  #*Resource & Investment NL..............................   353,895     58,804
   *Resource Equipment, Ltd...............................   118,411     46,052
   *Resource Generation, Ltd..............................   338,381    113,607
  #*Retail Food Group, Ltd................................   105,715    374,424
  #*Rex Minerals, Ltd.....................................   469,315    340,335
   *Rialto Energy, Ltd.................................... 1,967,580    191,330
  #*Ridley Corp., Ltd..................................... 1,283,068  1,577,507
   *RiverCity Motorway Group, Ltd......................... 1,563,354         --
   *Robust Resources, Ltd.................................   136,513     69,555
   *Roc Oil Co., Ltd...................................... 6,490,268  3,257,163
    RungePincockMinarco, Ltd..............................    30,702     20,309
   #Ruralco Holdings, Ltd.................................    89,348    306,988
  #*SAI Global, Ltd....................................... 1,203,570  5,611,940
  #*Salinas Energy, Ltd................................... 1,968,232    493,582
   #Salmat, Ltd...........................................   664,807  1,632,374
  #*Samson Oil & Gas, Ltd................................. 7,175,499    289,768
   *Sandfire Resources NL.................................   212,545  1,730,176
  #*Saracen Mineral Holdings, Ltd......................... 2,686,129  1,110,640
    Schaffer Corp., Ltd...................................    33,766    146,199
   #Sedgman, Ltd..........................................   443,054    500,302
   #Select Harvests, Ltd..................................   311,834    560,156
  #*Senex Energy, Ltd..................................... 3,961,268  2,817,282
   #Servcorp, Ltd.........................................   301,327  1,094,223
    Service Stream, Ltd................................... 1,432,710    658,809
  #*Seven West Media, Ltd................................. 1,378,622  3,022,176
  #*Sigma Pharmaceuticals, Ltd............................ 5,221,227  3,630,019
   *Sihayo Gold, Ltd......................................   603,971     72,655
   *Silex System, Ltd.....................................   534,435  1,744,150
   *Silver Chef, Ltd......................................    15,280     93,261
  #*Silver Lake Resources, Ltd............................ 1,716,583  4,573,459
   *Sims Metal Management, Ltd............................   111,961  1,097,474
   *Sipa Resources International NL.......................   706,804     67,583
  #*Sirtex Medical, Ltd...................................   219,105  2,762,301
   #Skilled Group, Ltd....................................   683,331  1,981,667
    Slater & Gordon, Ltd..................................    29,756     67,069
  #*SMS Management & Technology, Ltd......................   451,922  2,249,816
    Southern Cross Electrical Engineering, Ltd............    21,171     27,004
   *Southern Cross Media Group, Ltd....................... 2,652,105  3,284,856
   *Spark Infrastructure Group, Ltd....................... 3,454,752  6,325,174
  #*Specialty Fashion Group, Ltd..........................   809,557    781,101
  #*St. Barbara, Ltd...................................... 2,014,732  3,017,009
   *Starpharma Holdings, Ltd..............................   862,237  1,130,302
  #*Straits Resources, Ltd................................   917,602     67,572
   *Strike Energy, Ltd.................................... 1,315,724    165,329

                                     1433

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
    Structural Systems, Ltd............................    138,772 $     82,649
    STW Communications Group, Ltd......................  1,283,674    1,738,900
  #*Sundance Energy Australia, Ltd.....................  1,099,761    1,028,364
  #*Sundance Resources, Ltd............................  8,756,539    3,104,638
   *Sunland Group, Ltd.................................    741,191      965,741
  #*Super Retail Group, Ltd............................  1,291,875   14,366,255
    Swick Mining Services, Ltd.........................    106,166       40,947
   *Talisman Mining, Ltd...............................    200,624       43,824
  #*Tanami Gold NL.....................................    569,930      395,223
   *Tap Oil, Ltd.......................................  1,450,696      999,588
    Tassal Group, Ltd..................................    626,912    1,039,712
  #*Technology One, Ltd................................  1,322,653    2,207,686
  #*Ten Network Holdings, Ltd..........................  9,333,986    3,280,216
  #*Texon Petroleum, Ltd...............................    871,211      455,233
  #*TFS Corp., Ltd.....................................  1,393,854      840,490
   #Thorn Group, Ltd...................................    378,515      829,851
   *Tiger Resources, Ltd...............................  2,125,484      779,387
   *Toro Energy, Ltd...................................     70,156        9,479
  #*Tox Free Solutions, Ltd............................    479,301    1,676,113
  #*TPG Telecom, Ltd...................................  1,569,063    4,468,003
   *Transfield Services, Ltd...........................  2,146,982    3,998,555
   *Transpacific Industries Group, Ltd.................  4,617,433    3,807,187
   *Treasury Group, Ltd................................      1,999       11,891
   *Troy Resources, Ltd................................    429,008    1,524,521
    Trust Co., Ltd. (The)..............................     89,605      415,523
  #*UGL, Ltd...........................................    454,462    5,272,659
   *Unity Mining, Ltd..................................  2,433,889      305,082
  #*UXC, Ltd...........................................  1,251,314    1,409,555
   *VDM Group, Ltd.....................................  1,684,753       24,947
  #*Venture Minerals, Ltd..............................    450,858       94,118
   *Village Roadshow, Ltd..............................    855,994    4,047,248
  #*Virgin Australia Holdings, Ltd. (B43DQC7)..........  7,648,897    3,433,348
   *Virgin Australia Holdings, Ltd. (B7L5734)..........  7,648,897       39,881
   *Vision Eye Institute, Ltd..........................      3,011        1,953
   *Vocus Communications, Ltd..........................     20,494       38,912
    Warrnambool Cheese & Butter Factory Co. Holding,
      Ltd..............................................      1,203        4,422
   #Watpac, Ltd........................................    718,644      495,828
    WDS, Ltd...........................................    375,342      210,436
  #*Webjet, Ltd........................................    390,881    1,946,218
    Webster, Ltd.......................................    180,921      112,493
  #*Western Areas, Ltd.................................    821,191    3,754,151
  #*Western Desert Resouurces, Ltd.....................    225,143      181,235
  #*White Energy Co., Ltd..............................    643,913      127,856
    WHK Group, Ltd.....................................  1,230,777    1,343,241
   #Wide Bay Australia, Ltd............................     84,697      588,065
  #*Windimurra Vanadium, Ltd...........................    537,429           --
  #*Wotif.com Holdings, Ltd............................    588,604    3,578,129
   *Yancoal Australia, Ltd.............................    207,185      193,873
  #*YTC Resources, Ltd.................................    104,200       31,470
                                                                   ------------
TOTAL AUSTRALIA........................................             610,739,426
                                                                   ------------
CANADA -- (0.0%)
   *B2Gold Corp........................................      7,492       28,843
   *Marengo Mining, Ltd................................  1,428,204      193,612
                                                                   ------------
TOTAL CANADA...........................................                 222,455
                                                                   ------------
CHINA -- (0.3%)
  #*China Public Procurement, Ltd......................  5,230,000           --
  #*China Resources & Transportation Group, Ltd........ 31,300,000    1,190,484
    China WindPower Group, Ltd......................... 17,730,000      662,621
    Lee & Man Chemical Co., Ltd........................  1,420,000      902,610

                                     1434

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
   *Madex International Holdings, Ltd....................  3,182,000 $   50,850
   *Sinopoly Battery, Ltd................................ 14,400,000    566,337
   *Skyfame Realty Holdings, Ltd.........................  2,611,625    208,371
                                                                     ----------
TOTAL CHINA..............................................             3,581,273
                                                                     ----------
HONG KONG -- (19.3%)
    Aeon Credit Service (Asia) Co., Ltd..................    580,000    590,838
   #Aeon Stores Hong Kong Co., Ltd.......................    248,000    678,021
    Alco Holdings, Ltd...................................  1,426,000    314,223
    Allan International Holdings, Ltd....................    720,000    217,217
    Allied Group, Ltd....................................    683,200  2,338,360
    Allied Overseas, Ltd.................................     50,000     34,848
    Allied Properties, Ltd............................... 12,297,857  2,139,844
   *Apac Resources, Ltd.................................. 12,780,000    347,906
    APT Satellite Holdings, Ltd..........................  1,275,000    397,693
    Artel Solutions Group Holdings, Ltd..................  3,245,000     83,867
    Arts Optical International Holdings, Ltd.............    730,000    205,564
   #Asia Financial Holdings, Ltd.........................  2,474,908  1,156,484
    Asia Satellite Telecommunications Holdings, Ltd......    962,000  3,376,319
   *Asia Standard Hotel Group, Ltd....................... 11,777,218  1,216,294
    Asia Standard International Group, Ltd............... 13,425,937  2,943,798
   #Associated International Hotels, Ltd.................    980,000  2,818,100
    Aupu Group Holding Co., Ltd..........................  2,504,000    219,612
    Bauhaus International Holdings, Ltd..................    278,000     43,347
   *Bel Global Resources Holdings, Ltd...................  2,576,000     47,166
   *Bio-Dynamic Group, Ltd...............................  2,708,000    206,306
   *Birmingham International Holdings, Ltd...............  6,502,000    127,434
   #Bonjour Holdings, Ltd................................  9,560,000  1,207,252
    Bossini International Holdings, Ltd..................  3,871,500    207,415
   *Brightoil Petroleum Holdings, Ltd....................  4,419,000    860,660
  #*Brockman Mining, Ltd................................. 23,482,814  1,501,518
   *Burwill Holdings, Ltd................................  8,888,960    160,624
   *Cafe de Coral Holdings, Ltd..........................  1,034,000  3,161,187
   *Celestial Asia Securities Holdings...................    127,572     13,345
    Century City International Holdings, Ltd.............  6,419,460    505,823
    Century Sunshine Group Holdings, Ltd.................  3,655,000    381,384
    Champion Technology Holdings, Ltd.................... 14,881,730    258,272
   *Chaoyue Group, Ltd...................................  1,400,000     70,599
    Chen Hsong Holdings, Ltd.............................  1,130,000    373,148
    Cheuk Nang Holdings, Ltd.............................    554,036    443,024
  #*Cheung Wo International Holdings, Ltd................    417,400     27,306
    Chevalier International Holdings, Ltd................    751,318  1,126,581
   *China Billion Resources, Ltd.........................  4,876,000         --
   *China Boon Holdings, Ltd.............................  6,200,000     76,606
   *China Daye Non-Ferrous Metals Mining, Ltd............  6,949,837    286,552
   *China Digicontent Co., Ltd...........................  2,710,000      3,494
   *China Electronics Corp. Holdings Co., Ltd............  2,888,250    260,926
   *China Energy Development Holdings, Ltd............... 24,202,000    421,142
   *China Environmental Investment Holdings, Ltd.........  7,470,000    204,240
   *China Financial Services Holdings, Ltd...............    954,000     68,191
   *China Flavors & Fragrances Co., Ltd..................    156,137     23,201
   *China Gamma Group, Ltd...............................  7,150,000    108,581
   *China Infrastructure Investment, Ltd.................  7,776,000    192,034
    China Metal International Holdings, Ltd..............  2,582,000    446,162
    China Motor Bus Co., Ltd.............................     50,000    451,533
   *China Nuclear Industry 23 International Corp., Ltd...  1,024,000    251,965
   *China Oriental Culture Group, Ltd....................    776,000     29,512
   *China Outdoor Media Group, Ltd.......................  7,765,000     68,123
   *China Renji Medical Group, Ltd....................... 12,784,000         --
   *China Solar Energy Holdings, Ltd..................... 37,990,000    146,889
   *China Strategic Holdings, Ltd........................ 12,585,000    269,053

                                     1435

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
HONG KONG -- (Continued)
    China Ting Group Holdings, Ltd......................  2,443,151 $   152,984
   *China Tycoon Beverage Holdings, Ltd.................  2,732,000      29,943
    China-Hongkong Photo Products Holdings, Ltd.........  2,123,000     172,089
    Chinney Investments, Ltd............................  1,144,000     199,188
  #*Chong Hing Bank, Ltd................................    955,000   2,048,037
   *Chow Sang Sang Holdings International, Ltd..........  1,535,000   4,064,409
    Chu Kong Shipping Enterprise Group Co., Ltd.........  2,188,000     445,338
    Chuang's China Investments, Ltd.....................  3,550,494     247,274
    Chuang's Consortium International, Ltd..............  5,351,837     779,358
    Chun Wo Development Holdings, Ltd...................  2,002,926     170,352
   *Citic Telecom International Holdings, Ltd...........  6,363,000   2,223,932
   *CK Life Sciences International Holdings, Inc........ 15,286,000   1,379,191
    CNT Group, Ltd......................................  8,315,264     381,006
   *COL Capital, Ltd....................................  2,209,840     405,474
   *Continental Holdings, Ltd...........................  1,578,250      25,215
    Convenience Retail Asia, Ltd........................     42,000      30,185
    Cosmos Machinery Enterprises, Ltd...................  1,060,400      85,511
   *CP Lotus Corp., Ltd................................. 11,420,000     280,006
    Cross-Harbour Holdings, Ltd. (The)..................    679,520     573,612
    CSI Properties, Ltd................................. 28,686,383   1,275,173
   *CST Mining Group, Ltd............................... 71,688,000   1,043,640
   *Culture Landmark Investment, Ltd....................    509,800      59,432
   *Culturecom Holdings, Ltd............................  3,205,000     710,387
    Dah Sing Banking Group, Ltd.........................  1,871,997   2,331,859
   *Dah Sing Financial Holdings, Ltd....................    701,427   3,694,728
    Dan Form Holdings Co., Ltd..........................  3,668,260     558,026
    Dickson Concepts International, Ltd.................  1,163,500     655,080
   *Dingyi Group Investment, Ltd........................  5,497,500     184,169
    Dorsett Hospitality International, Ltd..............  3,315,000     884,805
   *DVN Holdings, Ltd...................................    863,000      41,777
    Eagle Nice International Holdings, Ltd..............  1,116,000     248,887
    EcoGreen Fine Chemicals Group, Ltd..................  1,112,000     216,693
   *EganaGoldpfeil Holdings, Ltd........................  4,121,757          --
    Emperor Capital Group, Ltd..........................    564,000      30,176
    Emperor Entertainment Hotel, Ltd....................  3,210,000     828,146
    Emperor International Holdings, Ltd.................  6,208,753   1,946,023
   *Emperor Watch & Jewellery, Ltd...................... 23,650,000   2,898,228
   *ENM Holdings, Ltd................................... 15,112,000   1,206,600
   *Enviro Energy International Holdings, Ltd...........  4,776,000     116,990
   *EPI Holdings, Ltd................................... 18,769,927     469,375
   #Esprit Holdings, Ltd................................  7,747,350  10,796,726
   *eSun Holdings, Ltd..................................  4,128,000     856,784
    EVA Precision Industrial Holdings, Ltd..............  6,292,000     835,217
   *Ezcom Holdings, Ltd.................................     72,576         449
   #Fairwood, Ltd.......................................    510,100   1,091,792
    Far East Consortium International, Ltd..............  4,819,001   1,348,127
  #*Fook Woo Group Holdings, Ltd........................    952,000     166,944
    Fountain SET Holdings, Ltd..........................  4,622,000     721,202
    Four Seas Mercantile Holdings, Ltd..................    592,000     181,208
    Fujikon Industrial Holdings, Ltd....................    124,000      40,753
    Get Nice Holdings, Ltd.............................. 20,464,000     923,262
  #*Giordano International, Ltd.........................  7,582,000   7,701,451
   *Global Tech Holdings, Ltd...........................  1,824,000       6,589
    Glorious Sun Enterprises, Ltd.......................  2,702,000     825,876
    Gold Peak Industries Holding, Ltd...................  3,118,642     337,674
    Golden Resources Development International, Ltd.....  3,330,500     171,874
   *Goldin Financial Holdings, Ltd......................    480,000      77,356
   *Goldin Properties Holdings, Ltd.....................  3,044,000   1,830,910
   *Grande Holdings, Ltd................................    882,000      46,628
   #Great Eagle Holdings, Ltd...........................     70,160     272,451
   *Greenheart Group, Ltd...............................     24,000       2,041

                                     1436

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
   *G-Resources Group, Ltd.............................. 86,625,000 $4,801,445
   *Group Sense International, Ltd......................  1,628,000     38,076
    Guangnan Holdings, Ltd..............................  2,249,600    290,378
    Guotai Junan International Holdings, Ltd............  2,650,000  1,313,123
    Haitong International Securities Group, Ltd.........  1,453,586    811,319
   *Hang Fung Gold Technology, Ltd......................  1,972,482         --
   *Hans Energy Co., Ltd................................  2,684,000     62,442
   *Hao Tian Resources Group, Ltd.......................  1,152,000     56,706
   #Harbour Centre Development, Ltd.....................    957,500  1,775,531
    High Fashion International, Ltd.....................    268,000     96,790
    HKR International, Ltd..............................  5,895,136  3,412,317
    Hon Kwok Land Investment Co., Ltd...................    314,800    141,066
   *Hong Kong & Shanghai Hotels, Ltd....................    520,000    898,934
   *Hong Kong Aircraft Engineering Co., Ltd.............     27,600    390,380
    Hong Kong Ferry Holdings, Ltd.......................    809,300    841,302
   #Hong Kong Television Network, Ltd...................  2,401,751    730,863
   *Hongkong Chinese, Ltd...............................  5,092,000    952,219
   *Hop Hing Group Holdings, Ltd........................    540,000     27,466
    Hsin Chong Construction Group, Ltd..................  2,197,658    413,172
   *Huafeng Group Holdings, Ltd.........................  5,113,325    158,554
    Hung Hing Printing Group, Ltd.......................  1,298,000    225,866
   *Hutchison Telecommunications Hong Kong Holdings,
     Ltd................................................  7,826,000  3,552,672
   *Hybrid Kinetic Group, Ltd........................... 10,494,000    161,997
   *HyComm Wireless, Ltd................................     89,090     20,284
   *Imagi International Holdings, Ltd................... 33,280,000    501,943
    IPE Group, Ltd......................................  2,230,000    184,246
  #*IRC, Ltd,...........................................  5,788,000    821,468
   *IT, Ltd.............................................  3,646,532  1,583,938
    ITC Corp., Ltd......................................    659,645     48,492
    ITC Properties Group, Ltd...........................  3,645,747  1,574,046
   *Jinhui Holdings, Ltd................................    121,000     25,751
    Jiuzhou Development Co., Ltd........................  2,558,000    402,537
   *JLF Investment Co., Ltd.............................  3,173,500    147,163
    Johnson Electric Holdings, Ltd......................  2,568,000  1,820,598
   *K Wah International Holdings, Ltd...................  6,354,390  3,696,319
    Kam Hing International Holdings, Ltd................  1,974,000    188,430
    Kantone Holdings, Ltd...............................  9,835,145     94,877
    Karrie International Holdings, Ltd..................  1,341,200     47,458
    Keck Seng Investments (Hong Kong), Ltd..............    904,600    433,348
    Kin Yat Holdings, Ltd...............................    586,000     73,940
   *King Pacific International Holdings, Ltd............  1,404,200     22,089
   *King Stone Energy Group, Ltd........................  4,903,000    360,961
    Kingmaker Footwear Holdings, Ltd....................  1,484,955    248,127
    Kingston Financial Group, Ltd....................... 14,403,000  1,279,677
   *Ko Yo Chemical Group, Ltd........................... 16,260,000    282,896
    Kowloon Development Co., Ltd........................  1,776,000  2,725,822
   *Kwoon Chung Bus Holdings, Ltd.......................    530,000    117,330
   *Lai Sun Development Co., Ltd........................ 65,128,466  2,856,590
   *Lai Sun Garment International, Ltd..................  2,948,000    619,590
    Lam Soon Hong Kong, Ltd.............................    302,310    155,617
   *Leading Spirit High-Tech Holdings Co., Ltd..........  2,310,000      2,979
    Lee's Pharmaceutical Holdings, Ltd..................    335,000    236,098
    Lerado Group Holdings Co., Ltd......................  1,900,000    228,224
    Lippo China Resources, Ltd.......................... 11,264,000    335,693
    Lippo, Ltd..........................................  1,195,700    631,487
   *Lisi Group Holdings, Ltd............................  4,050,000    182,345
   #Liu Chong Hing Investment, Ltd......................    785,200    950,456
    Luen Thai Holdings, Ltd.............................    737,000    160,270
  #*Luk Fook Holdings International, Ltd................  1,955,000  6,829,562
    Luks Group (Vietnam Holdings) Co., Ltd..............    428,913    126,564
   *Lung Cheong International Holdings, Ltd.............  3,938,000    152,066

                                     1437

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
    Lung Kee (Bermuda) Holdings, Ltd....................  1,613,875 $  707,868
   *Magnificent Estates, Ltd............................ 13,558,000    813,326
    Mainland Headwear Holdings, Ltd.....................    571,600     71,727
   *Man Wah Holdings, Ltd...............................  1,670,400  1,536,466
    Man Yue Technology Holdings, Ltd....................  1,064,000    168,680
    Matrix Holdings, Ltd................................  1,067,414    243,623
   *Mei Ah Entertainment Group, Ltd..................... 11,040,000    188,002
    Melbourne Enterprises, Ltd..........................     40,500    835,503
   *Melco International Development, Ltd................  6,017,000  9,749,745
   *Midland Holdings, Ltd...............................  4,024,000  2,066,044
    Ming Fai International Holdings, Ltd................  1,765,000    218,157
   *Ming Fung Jewellery Group, Ltd...................... 10,810,000    501,535
   *Miramar Hotel & Investment Co., Ltd.................    858,000  1,259,148
    Modern Beauty Salon Holdings, Ltd...................    160,000     19,068
   *Mongolia Energy Corp., Ltd.......................... 10,603,000    554,395
  #*Mongolian Mining Corp...............................  6,043,500  2,993,985
   *Nan Nan Resources Enterprise, Ltd...................     90,000      8,969
    Nanyang Holdings, Ltd...............................    137,500    524,511
    National Electronics Holdings, Ltd..................  2,498,000    347,695
    Natural Beauty Bio-Technology, Ltd..................  4,470,000    455,459
  #*Neo-Neon Holdings, Ltd..............................  3,145,500    714,331
   *Neptune Group, Ltd..................................    450,000     10,588
    New Century Group Hong Kong, Ltd.................... 13,351,464    275,193
   *New Focus Auto Tech Holdings, Ltd...................    104,000     12,749
   *New Smart Energy Group, Ltd......................... 28,675,000    281,755
  #*New Times Energy Corp., Ltd.........................  1,297,600    160,777
  #*NewOcean Green Energy Holdings, Ltd.................  4,530,000  2,313,584
   *Next Media, Ltd.....................................  4,095,183    754,336
   *Norstar Founders Group, Ltd.........................  3,256,000         --
   *North Asia Resources Holdings, Ltd..................  1,148,600     45,786
   *Orange Sky Golden Harvest Entertainment Holdings,
     Ltd................................................  6,229,706    425,945
   *Orient Power Holdings, Ltd..........................    804,000     19,490
  #*Oriental Watch Holdings, Ltd........................  3,084,800  1,212,942
    Pacific Andes International Holdings, Ltd........... 11,059,378    612,745
   *Pacific Basin Shipping, Ltd.........................  9,924,000  5,799,221
   *Pacific Textile Holdings, Ltd.......................  2,379,000  2,145,368
    Paliburg Holdings, Ltd..............................  3,152,830  1,126,691
   *Pan Asia Environmental Protection Group, Ltd........    768,000     53,981
  #*Peace Mark Holdings, Ltd............................  2,738,022         --
   *Pearl Oriental Oil, Ltd............................. 12,889,800  1,047,086
    Pegasus International Holdings, Ltd.................    226,000     31,436
   *Pico Far East Holdings, Ltd.........................  4,668,000  1,282,703
    Playmates Holdings, Ltd.............................    254,000    218,402
   *PNG Resources Holdings, Ltd......................... 17,442,362    617,834
    Pokfulam Development Co., Ltd.......................    234,000    390,826
   *Poly Capital Holdings, Ltd..........................  1,154,000     15,927
   #Polytec Asset Holdings, Ltd......................... 10,763,526  1,512,841
    Public Financial Holdings, Ltd......................  3,194,000  1,634,834
    PYI Corp., Ltd...................................... 20,087,973    548,739
   *Pyxis Group, Ltd....................................  1,936,000     42,438
    Raymond Industrial, Ltd.............................  1,308,400    147,785
   *Regal Hotels International Holdings, Ltd............  2,619,800  1,313,879
    Richfield Group Holdings, Ltd.......................  8,600,000    421,222
   *Rising Development Holdings, Ltd....................  2,278,000    108,224
    Rivera Holdings, Ltd................................  5,710,000    238,732
    S.A.S. Dragon Holdings, Ltd.........................    928,000    185,466
   *SA SA International Holdings, Ltd...................  5,978,000  5,396,308
    Safety Godown Co., Ltd..............................    398,000    637,665
   *San Miguel Brewery Hong Kong, Ltd...................    408,800     60,737
   *Sandmartin International Holdings, Ltd..............     84,000      7,273
   *Sanyuan Group, Ltd..................................    415,000      8,027

                                     1438

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
   *SEA Holdings, Ltd...................................  1,158,000 $  858,842
   *SEEC Media Group, Ltd...............................    136,000      4,130
   *Sheng Yuan Holdings, Ltd............................    110,000      5,813
   #Shenyin Wanguo, Ltd.................................  1,657,500    709,421
    Shenzhen High-Tech Holdings, Ltd....................    812,000     45,694
   *Shougang Concord Technology Holdings, Ltd...........  4,479,809    282,825
   *Shun Ho Resources Holdings, Ltd.....................    301,000     57,346
   *Shun Ho Technology Holdings, Ltd....................  1,037,452    197,914
   *Shun Tak Holdings, Ltd..............................  8,705,419  4,750,045
   *Sing Pao Media Enterprises, Ltd.....................    250,511        485
    Sing Tao News Corp., Ltd............................  1,974,000    295,496
   *Singamas Container Holdings, Ltd....................  8,278,000  2,389,411
   *Sinocan Holdings, Ltd...............................    350,000      1,760
   *Sinocop Resources Holdings, Ltd.....................  2,760,000    235,017
   *Sino-Tech International Holdings, Ltd............... 29,380,000    265,183
    SIS International Holdings, Ltd.....................     34,000     14,315
    Sitoy Group Holdings, Ltd...........................    127,000     74,640
   *SmarTone Telecommunications Holdings, Ltd...........  2,079,000  3,704,408
    SOCAM Development, Ltd..............................  1,172,771  1,414,471
   *Solomon Systech International, Ltd..................  6,312,000    182,181
    Soundwill Holdings, Ltd.............................    322,000    907,282
   *South China (China), Ltd............................  6,744,000    782,517
   *South China Land, Ltd............................... 17,639,170    374,484
   *Stella International Holdings, Ltd..................     57,000    163,956
    Stelux Holdings International, Ltd..................  2,614,400    922,323
   *Styland Holdings, Ltd...............................    137,438      2,606
   *Success Universe Group, Ltd.........................  5,552,000    151,597
    Sun Hing Vision Group Holdings, Ltd.................    358,000    125,526
  #*Sun Hung Kai & Co., Ltd.............................  2,444,429  1,731,402
   *Sun Innovation Holdings, Ltd........................ 10,445,655    152,448
   *Sunway International Holdings, Ltd..................    538,000     11,885
   *Superb Summit International Group, Ltd.............. 20,141,600    844,200
  #*Sustainable Forest Holdings, Ltd.................... 13,677,750    129,950
    Tai Cheung Holdings, Ltd............................  2,019,000  1,650,400
    Tai Sang Land Development, Ltd......................    598,984    300,081
   *Talent Property Group, Ltd..........................  5,106,420    148,953
   #Tan Chong International, Ltd........................  1,212,000    400,088
  #*Tao Heung Holdings, Ltd.............................    298,000    185,209
  #*Taung Gold International, Ltd....................... 14,590,000    299,122
    Termbray Industries International (Holdings), Ltd...  2,304,900    371,757
    Tern Properties Co., Ltd............................     51,200     25,742
    Texwinca Holdings, Ltd..............................  2,434,000  2,296,087
   *Theme International Holdings, Ltd...................    460,000     17,523
    Tian Teck Land, Ltd.................................  1,054,000  1,178,224
  #*Titan Petrochemicals Group, Ltd..................... 13,140,000      4,236
   *Tom Group, Ltd......................................  3,342,000    404,252
    Tongda Group Holdings, Ltd.......................... 13,630,000    713,061
   *Topsearch International Holdings, Ltd...............  2,348,000     66,839
   *Town Health International Investments, Ltd..........  1,175,165     85,031
    Tradelink Electronic Commerce, Ltd..................  1,890,000    336,153
  #*Transport International Holdings, Ltd...............    972,941  2,195,183
  #*Trinity, Ltd........................................  5,652,000  3,489,954
    Tristate Holdings, Ltd..............................    188,000     92,639
   *TSC Group Holdings, Ltd.............................  2,515,000    529,150
   #Tse Sui Luen Jewellery International, Ltd...........    300,000    160,866
    Tungtex Holdings Co., Ltd...........................    464,000     49,282
    Tysan Holdings, Ltd.................................  1,040,773    190,176
  #*United Laboratories International Holdings, Ltd.
   (The)................................................  3,210,000  1,469,551
    Universal Technologies Holdings, Ltd................  7,630,000    486,829
   *Up Energy Development Group, Ltd....................    674,000     68,949
   *U-RIGHT International Holdings, Ltd.................  4,746,000      8,567

                                     1439

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
   *Value Convergence Holdings, Ltd....................  1,420,000 $    235,958
  #*Value Partners Group, Ltd..........................  3,752,000    2,607,945
    Van Shung Chong Holdings, Ltd......................    789,335      103,860
    Varitronix International, Ltd......................  1,123,293      579,371
    Vedan International Holdings, Ltd..................  3,272,000      227,430
    Victory City International Holdings, Ltd...........  4,638,249      573,529
   *Vitasoy International Holdings, Ltd................  3,879,000    4,089,940
    VST Holdings, Ltd..................................  3,366,000      827,946
    Wai Kee Holdings, Ltd..............................  7,946,738    1,836,946
    Wang On Group, Ltd................................. 20,231,286      370,803
   *Warderly International Holdings, Ltd...............    520,000       32,184
    Water Oasis Group, Ltd.............................  1,346,000      185,611
    Win Hanverky Holdings, Ltd.........................  1,812,000      193,761
    Wing On Co. International, Ltd.....................    781,000    2,398,117
    Wing Tai Properties, Ltd...........................  1,957,331    1,448,203
    Wong's International (Holdings), Ltd...............    737,641      261,225
    Wong's Kong King International Holdings, Ltd.......    120,000       12,084
   *Xinyi Glass Holdings, Ltd.......................... 10,676,000    7,020,361
   *Xpress Group, Ltd..................................    440,000       18,440
    Y. T. Realty Group, Ltd............................    749,000      239,841
    Yangtzekiang Garment, Ltd..........................    606,500      244,680
    Yau Lee Holdings, Ltd..............................    534,000      117,073
    Yeebo (International Holdings), Ltd................    572,000       81,094
   #YGM Trading, Ltd...................................    453,000    1,198,087
   *Yugang International, Ltd.......................... 93,492,000      772,416
                                                                   ------------
TOTAL HONG KONG........................................             265,548,248
                                                                   ------------
NEW ZEALAND -- (5.8%)
   *A2 Corp., Ltd......................................     36,244       15,516
   *Abano Healthcare Group, Ltd........................     29,547      157,389
   *Air New Zealand, Ltd...............................  2,261,316    2,367,952
   *Auckland International Airport, Ltd................    930,900    2,215,787
    Briscoe Group, Ltd.................................      2,235        4,700
   *Cavalier Corp., Ltd................................    283,674      450,453
    CDL Investments New Zealand, Ltd...................    329,115      140,701
   *Chorus, Ltd........................................    408,855      978,453
    Colonial Motor Co., Ltd............................    148,846      498,787
   *Diligent Board Member Services, Inc................     32,872      148,414
    Ebos Group, Ltd....................................    212,513    1,521,875
   *Fisher & Paykel Healthcare Corp., Ltd..............  3,204,679    6,407,202
  #*Freightways, Ltd...................................    803,165    3,059,963
    Hallenstein Glasson Holdings, Ltd..................    243,961    1,080,919
    Heartland New Zealand, Ltd.........................    173,369       99,018
    Hellaby Holdings, Ltd..............................    353,056    1,007,392
    Infratil, Ltd......................................  2,381,809    4,913,574
    Kathmandu Holdings, Ltd............................     75,648      140,327
  #*Mainfreight, Ltd...................................    446,694    4,497,566
    Methven, Ltd.......................................     93,877      118,040
    Michael Hill International, Ltd....................  1,534,152    1,597,170
    Millennium & Copthorne Hotels (New Zealand), Ltd...  1,387,344      653,185
    New Zealand Oil & Gas, Ltd.........................  2,036,646    1,546,255
   #New Zealand Refining Co., Ltd......................    591,259    1,309,784
    Northland Port Corp. (New Zealand), Ltd............    185,123      387,990
  #*Nuplex Industries, Ltd.............................  1,016,678    2,816,497
    NZX, Ltd...........................................    889,823    1,000,514
   #Opus International Consultants, Ltd................     12,925       21,899
   *Pike River Coal, Ltd...............................    490,805           --
   *Port of Tauranga, Ltd..............................    528,322    6,143,832
   *Pumpkin Patch, Ltd.................................    606,913      697,588
   *Pyne Gould Guinness, Ltd...........................    779,712      287,817
  #*Rakon, Ltd.........................................    346,364      104,516

                                     1440

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NEW ZEALAND -- (Continued)
  #*Restaurant Brands New Zealand, Ltd...................   432,838 $ 1,020,473
   *Richina Pacific, Ltd.................................   274,180      82,833
   *Rubicon, Ltd......................................... 1,485,105     375,555
   #Ryman Healthcare, Ltd................................ 1,710,210   6,617,116
    Sanford, Ltd.........................................   393,618   1,438,971
    Scott Technology, Ltd................................    36,510      83,622
   *Seafresh Fisheries, Ltd..............................    80,520       1,892
    Skellerup Holdings, Ltd..............................   446,665     615,326
   #Sky Network Television, Ltd.......................... 1,006,593   4,376,365
   *SKYCITY Entertainment Group, Ltd..................... 3,254,988  10,846,229
    South Port New Zealand, Ltd..........................    27,744      76,389
   #Steel & Tube Holdings, Ltd...........................   389,046     822,759
    Tourism Holdings, Ltd................................   274,867     168,035
   *Tower, Ltd...........................................   995,808   1,614,152
   #TrustPower, Ltd......................................    60,646     426,878
    Vector, Ltd..........................................   986,035   2,314,350
    Warehouse Group, Ltd.................................   588,314   1,600,429
  #*Xero, Ltd............................................    52,562     320,971
                                                                    -----------
TOTAL NEW ZEALAND........................................            79,193,420
                                                                    -----------
SINGAPORE -- (12.5%)
  #*Abterra, Ltd.........................................   531,800     309,665
   *Amara Holdings, Ltd..................................   138,000      55,747
    Amtek Engineering, Ltd............................... 1,270,000     600,552
    Armstrong Industrial Corp., Ltd...................... 1,431,000     323,670
   #ASL Marine Holdings, Ltd.............................   752,600     440,592
   #AusGroup, Ltd........................................ 3,194,000   1,639,297
   #Baker Technology, Ltd................................ 1,272,000     374,799
   *Banyan Tree Holdings, Ltd............................   960,000     531,371
    Beng Kuang Marine, Ltd...............................   500,000      48,420
    BH Global Marine, Ltd................................   299,000      44,752
  #*Biosensors International Group, Ltd.................. 5,439,237   5,954,608
    Bonvests Holdings, Ltd...............................   978,000     921,196
   *Boustead Singapore, Ltd.............................. 1,327,000   1,211,386
    Breadtalk Group, Ltd.................................   812,800     502,983
   #Broadway Industrial Group, Ltd....................... 1,336,000     377,945
  #*Bukit Sembawang Estates, Ltd.........................   538,003   2,955,020
    Bund Center Investment, Ltd.......................... 1,159,000     210,320
    CH Offshore, Ltd..................................... 1,612,400     664,103
    China Aviation Oil Singapore Corp., Ltd.............. 1,168,000   1,019,443
   *China Dairy Group, Ltd...............................   579,000      50,663
   *China Energy, Ltd....................................   564,000      50,375
    China Merchants Holdings Pacific, Ltd................   813,000     592,136
   *Chip Eng Seng Corp., Ltd............................. 3,471,800   2,156,050
    Chuan Hup Holdings, Ltd.............................. 3,967,000     976,903
  #*Cosco Corp Singapore, Ltd............................ 6,569,000   5,044,514
    Creative Technology, Ltd.............................   272,200     676,492
    CSC Holdings, Ltd.................................... 1,849,000     185,627
   *CSE Global, Ltd...................................... 2,917,000   2,039,851
   *CWT, Ltd............................................. 1,154,700   1,339,553
    Datapulse Technology, Ltd............................    89,000      14,785
  #*Delong Holdings, Ltd................................. 1,361,000     655,491
    DMX Technologies Group, Ltd.......................... 1,798,000     377,283
   *Dyna-Mac Holdings, Ltd............................... 1,678,000     692,173
   *Elec & Eltek International Co., Ltd..................    68,000     153,000
    Ellipsiz, Ltd........................................   123,000       9,345
    EnGro Corp, Ltd......................................   354,000     273,164
    Enviro-Hub Holdings, Ltd............................. 1,445,666     110,871
    Eu Yan Sang International, Ltd.......................   673,800     342,979
   *euNetworks Group, Ltd................................   411,000       5,303
  #*Ezion Holdings, Ltd..................................   492,000     719,433

                                     1441

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
  #*Ezra Holdings, Ltd...................................  4,039,000 $3,879,855
    F.J. Benjamin Holdings, Ltd..........................  1,305,000    332,212
   *Falcon Energy Group, Ltd.............................  1,363,000    336,634
    Food Empire Holdings, Ltd............................  1,237,400    652,771
    Fragrance Group, Ltd.................................  6,016,000  1,264,723
    Freight Links Express Holdings, Ltd..................  6,042,111    366,771
  #*Gallant Venture, Ltd.................................  4,224,000  1,009,844
    GK Goh Holdings, Ltd.................................  1,458,000    959,370
    Global Yellow Pages, Ltd.............................    299,000     19,786
   #GMG Global, Ltd...................................... 16,541,000  1,911,125
   *Goodpack, Ltd........................................  1,151,000  1,697,470
   #GP Batteries International, Ltd......................    343,000    288,593
    GP Industries, Ltd...................................  2,643,209  1,016,051
   *GuocoLand, Ltd.......................................    386,314    746,371
   #GuocoLeisure, Ltd....................................  2,877,000  1,732,766
    Guthrie GTS, Ltd.....................................  1,264,000    699,585
    Hanwell Holdings, Ltd................................  1,823,419    457,985
  #*Healthway Medical Corp., Ltd.........................  7,622,776    573,849
    HG Metal Manufacturing, Ltd..........................    729,000     60,648
   *Hiap Hoe, Ltd........................................    104,000     54,198
    Hiap Seng Engineering, Ltd...........................    612,000    168,103
   #Hi-P International, Ltd..............................  1,279,000    724,016
   *HLH Group, Ltd.......................................  4,118,000     89,680
    Ho Bee Investment, Ltd...............................  1,509,000  2,329,326
   *Hong Fok Corp., Ltd..................................  3,323,640  1,637,022
   *Hong Fok Land, Ltd...................................  1,210,000      1,560
    Hong Leong Asia, Ltd.................................    596,000    816,049
    Hotel Grand Central, Ltd.............................  1,266,047    951,510
  #*Hotel Properties, Ltd................................  1,354,400  3,492,413
    Hour Glass, Ltd......................................    622,744    883,974
    HTL International Holdings, Ltd......................  1,063,843    291,934
   *Huan Hsin Holdings, Ltd..............................    512,400     23,657
    HupSteel, Ltd........................................  1,572,875    298,462
    Hwa Hong Corp., Ltd..................................  2,186,000    653,911
  #*Hyflux, Ltd..........................................  3,307,500  3,595,629
    IFS Capital, Ltd.....................................    248,080     86,250
  #*Indofood Agri Resources, Ltd.........................  3,159,000  3,333,588
   *Innopac Holdings, Ltd................................  2,303,000    419,131
    InnoTek, Ltd.........................................    950,000    287,811
  #*Interra Resources, Ltd...............................  1,760,000    775,195
    IPC Corp., Ltd.......................................  4,067,000    571,901
    Isetan (Singapore), Ltd..............................    122,500    484,403
   *Jaya Holdings, Ltd...................................  1,955,000  1,123,142
   *Jiutian Chemical Group, Ltd..........................  2,337,000    172,517
  #*Jurong Technologies Industrial Corp., Ltd............  2,227,680         --
    K1 Ventures, Ltd.....................................  3,382,500    461,510
    Keppel Telecommunications & Transportation, Ltd......  1,409,600  1,531,466
   *K-Green Trust, Ltd...................................    721,000    608,445
    Kian Ann Engineering, Ltd............................  1,276,000    448,479
   *Koh Brothers Group, Ltd..............................  1,312,000    329,100
    Lafe Corp., Ltd......................................  1,234,800     94,527
    LC Development, Ltd..................................  3,036,504    397,535
    Lee Kim Tah Holdings, Ltd............................  1,600,000  1,022,378
   *Li Heng Chemical Fibre Technologies, Ltd.............  2,053,000    232,481
   *Lian Beng Group, Ltd.................................  1,305,000    453,169
   *Low Keng Huat Singapore, Ltd.........................    523,000    285,043
    Lum Chang Holdings, Ltd..............................  1,042,030    294,962
    M1, Ltd..............................................  1,377,000  3,092,931
   *Manhattan Resources, Ltd.............................    911,000    426,068
    Marco Polo Marine, Ltd...............................    772,000    264,940
    Memstar Technology, Ltd..............................  5,191,000    372,653

                                     1442

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
    Memtech International, Ltd...........................    171,000 $   11,455
   #Mercator Lines Singapore, Ltd........................    555,000     60,075
   *Mermaid Maritime PCL (Foreign).......................    257,000     83,989
    Metro Holdings, Ltd..................................  2,085,792  1,577,191
   *Mewah International, Inc.............................  1,614,000    685,283
   #Midas Holdings, Ltd..................................  7,026,000  3,092,541
    Nam Cheong, Ltd......................................  4,399,740    943,425
    New Toyo International Holdings, Ltd.................  1,624,000    380,725
    NSL, Ltd.............................................    422,000    511,718
   *Oceanus Group, Ltd................................... 11,864,000    563,866
   #OKP Holdings, Ltd....................................    207,000     88,568
    Orchard Parade Holdings, Ltd.........................  1,054,598  1,883,158
  #*OSIM International, Ltd..............................  1,465,000  2,130,965
   *Ossia International, Ltd.............................    395,554     37,886
  #*Otto Marine, Ltd.....................................  5,355,500    402,677
  #*Overseas Union Enterprise, Ltd.......................  1,466,000  3,533,035
    Pan Pacific Hotels Group, Ltd........................  1,669,500  3,185,722
    Pan-United Corp., Ltd................................  2,006,000  1,605,254
   *PEC, Ltd.............................................     25,000     14,340
   *Penguin International, Ltd...........................    400,000     26,762
    Petra Foods, Ltd.....................................    831,000  2,595,563
    Popular Holdings, Ltd................................  2,763,650    557,971
    QAF, Ltd.............................................  1,121,151    751,403
  #*Raffles Education Corp., Ltd.........................  3,715,710  1,080,907
   *Raffles Medical Group, Ltd...........................    976,223  2,387,025
    Rickmers Maritime....................................     53,000     15,989
    Rotary Engineering, Ltd..............................  1,314,600    627,344
    Roxy-Pacific Holdings, Ltd...........................    451,000    220,559
   *S I2I, Ltd........................................... 15,949,000    361,043
    San Teh, Ltd.........................................    999,087    279,331
   *Sapphire Corp., Ltd..................................    704,000     72,913
    SBS Transit, Ltd.....................................    953,500  1,162,906
    See Hup Seng, Ltd....................................     64,000     12,714
  #*Sheng Siong Group, Ltd...............................    724,000    383,613
    Sim Lian Group, Ltd..................................  2,281,855  1,503,843
    Sinarmas Land, Ltd...................................  4,095,000  1,149,798
   *Sing Holdings, Ltd...................................    723,000    239,337
    Sing Investments & Finance, Ltd......................    297,675    339,223
    Singapore Land, Ltd..................................     60,000    363,116
   *Singapore Post, Ltd..................................  7,805,120  7,632,267
    Singapore Reinsurance Corp., Ltd.....................  1,514,530    300,147
    Singapore Shipping Corp., Ltd........................  1,689,000    355,293
    Singapura Finance, Ltd...............................    174,062    217,789
   #Sound Global, Ltd....................................  1,432,000    763,592
   *Stamford Land Corp., Ltd.............................  2,938,000  1,400,969
    Straco Corp., Ltd....................................    130,000     30,931
   *STX OSV Holdings, Ltd................................  3,328,000  3,388,380
    Sunningdale Tech, Ltd................................  2,398,000    271,592
  #*Sunvic Chemical Holdings, Ltd........................  1,650,000    679,797
   *Super Group, Ltd.....................................  1,115,000  3,107,748
   #Swiber Holdings, Ltd.................................  3,443,000  1,934,234
    Swissco Holdings, Ltd................................     42,000      9,866
    Tat Hong Holdings, Ltd...............................  1,617,800  2,012,568
   #Technics Oil & Gas, Ltd..............................  1,028,000    851,411
    Thakral Corp., Ltd...................................  6,028,000    155,653
   *Tiger Airways Holdings, Ltd..........................    195,500    120,906
    Tiong Woon Corp. Holding, Ltd........................  1,754,250    509,991
   *Transcu Group, Ltd...................................  4,936,000     55,918
    Trek 2000 International, Ltd.........................    511,000    109,457
  #*Triyards Holdings, Ltd...............................    348,900    232,319
   *Tuan Sing Holdings, Ltd..............................  3,881,475  1,160,974

                                     1443

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
SINGAPORE -- (Continued)
    UMS Holdings, Ltd...............................   1,225,000 $      455,571
  #*United Engineers, Ltd...........................   1,081,014      2,962,571
   #United Envirotech, Ltd..........................   2,003,000      1,015,885
   *United Industrial Corp., Ltd....................     148,000        333,638
    United Overseas Insurance, Ltd..................     187,250        592,248
   *UOB-Kay Hian Holdings, Ltd......................   1,702,400      2,358,936
   #UPP Holdings, Ltd...............................   2,845,000        838,278
   *Venture Corp., Ltd..............................   1,040,000      7,134,495
    Vicom, Ltd......................................     120,000        490,986
   #WBL Corp., Ltd..................................     633,000      2,260,540
    Wee Hur Holdings, Ltd...........................     191,000         87,092
    Wheelock Properties, Ltd........................   1,210,000      1,925,446
    Wing Tai Holdings, Ltd..........................   2,260,567      3,475,482
    Xpress Holdings, Ltd............................     915,000         31,053
   *Yeo Hiap Seng, Ltd..............................     218,731        558,244
    YHI International, Ltd..........................   1,174,000        313,606
    Yoma Strategic Holdings, Ltd....................       2,000          1,454
   *Yongnam Holdings, Ltd...........................   4,862,000      1,041,907
                                                                 --------------
TOTAL SINGAPORE.....................................                172,341,805
                                                                 --------------
UNITED STATES -- (0.0%)
   *Biota Pharmaceuticals, Inc......................     128,399        507,176
                                                                 --------------
TOTAL COMMON STOCKS.................................              1,132,133,803
                                                                 --------------
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.1%)
   *Centrebet International, Ltd. Litigation Rights.      81,336             --
   *Noble Mineral Resources, Ltd. Rights 02/22/13...     859,168             --
   *Yancoal Australia, Ltd. Contigent Value Rights..     232,730        599,523
                                                                 --------------
TOTAL AUSTRALIA.....................................                    599,523
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    599,523
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (17.5%)
(S)@DFA Short Term Investment Fund..................  20,743,302    240,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $1,018,580) to be
     repurchased at $998,613........................ $       999        998,608
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                240,998,608
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,230,732,229)^^...........................             $1,373,731,934
                                                                 ==============

                                     1444

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
    Australia..................       -- $  610,739,426   --    $  610,739,426
    Canada..................... $ 28,843        193,612   --           222,455
    China......................       --      3,581,273   --         3,581,273
    Hong Kong..................       --    265,548,248   --       265,548,248
    New Zealand................       --     79,193,420   --        79,193,420
    Singapore..................       --    172,341,805   --       172,341,805
    United States..............  507,176             --   --           507,176
 Rights/Warrants
    Australia..................       --        599,523   --           599,523
 Securities Lending Collateral.       --    240,998,608   --       240,998,608
                                -------- --------------   --    --------------
 TOTAL......................... $536,019 $1,373,195,915   --    $1,373,731,934
                                ======== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1445

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (97.8%)
Consumer Discretionary -- (25.1%)
    4imprint Group P.L.C................................     97,044 $   546,342
    888 Holdings P.L.C..................................    530,684     962,944
    Aegis Group P.L.C...................................  3,314,004  12,334,332
    Aga Rangemaster Group P.L.C.........................    453,866     611,942
   *Barratt Developments P.L.C..........................  4,593,140  15,846,323
    Bellway P.L.C.......................................    484,628   8,524,590
   *Berkeley Group Holdings P.L.C. (The)................    579,014  16,789,840
   #Betfair Group P.L.C.................................     93,410     985,359
    Bloomsbury Publishing P.L.C.........................    274,284     499,633
   *Bovis Homes Group P.L.C.............................    875,787   8,315,787
    Bwin.Party Digital Entertainment P.L.C..............  2,380,983   4,205,933
   *Carpetright P.L.C...................................    171,753   1,853,410
    Centaur Media P.L.C.................................    556,967     492,465
    Chime Communications P.L.C..........................    255,582     962,668
   *Cineworld Group P.L.C...............................    266,161   1,130,844
   *Clinton Cards P.L.C.................................    740,506          --
    Creston P.L.C.......................................     22,394      31,065
   *Daily Mail & General Trust P.L.C. Series A..........  1,312,593  12,474,052
    Darty P.L.C.........................................  1,998,736   1,909,359
    Debenhams P.L.C.....................................  5,756,729   9,242,984
   *Dignity P.L.C.......................................    220,409   4,077,889
  #*Dixons Retail P.L.C................................. 16,762,047   7,312,423
   *Domino's Pizza Group P.L.C..........................    467,183   3,812,643
   *Dunelm Group P.L.C..................................    188,285   2,266,782
   *Enterprise Inns P.L.C...............................  2,572,299   3,655,175
   *Euromoney Institutional Investor P.L.C..............    295,537   4,173,217
    Fiberweb P.L.C......................................    549,357     636,817
   *Findel P.L.C........................................  4,998,346     605,639
   *Forminster P.L.C....................................     43,333       2,577
    French Connection Group P.L.C.......................    111,997      48,078
    Fuller Smith & Turner P.L.C. Series A...............    133,751   1,615,137
   *Future P.L.C........................................  1,301,863     417,471
    Games Workshop Group P.L.C..........................    101,889   1,059,093
   *GKN P.L.C...........................................  2,275,499   8,688,088
    Greene King P.L.C...................................  1,421,372  15,027,482
    Halfords Group P.L.C................................    830,696   4,488,318
    Headlam Group P.L.C.................................    337,290   1,866,714
    Henry Boot P.L.C....................................    430,392   1,046,391
   *HMV Group P.L.C.....................................    229,315       4,001
   #Home Retail Group P.L.C.............................  3,375,954   6,422,210
   #Hornby P.L.C........................................    154,220     200,460
   *Howden Joinery Group P.L.C..........................  2,574,989   7,652,789
    Huntsworth P.L.C....................................    855,324     566,119
   *Inchcape P.L.C......................................  2,041,066  15,315,617
   *Informa P.L.C.......................................  2,596,113  19,713,397
    ITV P.L.C...........................................  7,691,118  13,979,124
    JD Sports Fashion P.L.C.............................    120,013   1,416,728
   *JD Wetherspoon P.L.C................................    463,723   3,763,278
   *John Menzies P.L.C..................................    244,534   2,690,296
   *Johnston Press P.L.C................................    802,709     161,097
   *Ladbrokes P.L.C.....................................  3,831,005  12,898,932
    Laura Ashley Holdings P.L.C.........................  1,500,394     654,017
    Lookers P.L.C.......................................  1,116,893   1,403,796
    Low & Bonar P.L.C...................................    857,764     786,149
   *M.J. Gleeson Group P.L.C............................    195,875     579,837
    Marston's P.L.C.....................................  2,881,358   6,110,639
   *Mecom Group P.L.C...................................    288,414     419,230
   *Millennium & Copthorne Hotels P.L.C.................  1,048,561   9,023,614

                                     1446

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Consumer Discretionary -- (Continued)
   *Mitchells & Butlers P.L.C..........................    987,029 $  5,207,145
  #*Mothercare P.L.C...................................    436,844    2,151,170
   *MWB Group Holdings P.L.C...........................    335,122       25,911
    N Brown Group P.L.C................................    874,754    5,116,370
  #*Ocado Group P.L.C..................................    799,070    1,341,267
   *Pendragon P.L.C....................................  2,770,379      916,577
   *Perform Group PLC..................................      3,229       19,358
   *Persimmon P.L.C....................................  1,442,306   19,280,097
   *Photo-Me International P.L.C.......................     24,082       25,104
   *Punch Taverns P.L.C................................  2,430,256      412,445
   *Rank Group P.L.C...................................     12,507       29,837
   *Redrow P.L.C.......................................  1,498,271    4,426,555
   *Restaurant Group P.L.C.............................    805,519    4,805,906
   *Rightmove P.L.C....................................    379,201   10,073,648
   *Smiths News P.L.C..................................    834,206    2,163,461
    Spirit Pub Co. P.L.C...............................  2,581,590    2,752,579
   *Sportech P.L.C.....................................    361,100      425,766
    Sportingbet P.L.C..................................    983,711      860,150
   *Sports Direct International P.L.C..................    712,343    4,462,237
   *SuperGroup P.L.C...................................    153,444    1,478,302
   *Taylor Wimpey P.L.C................................ 15,081,052   17,013,837
   *Ted Baker P.L.C....................................    145,918    2,789,847
  #*Thomas Cook Group P.L.C............................  3,822,480    4,085,387
    Topps Tiles P.L.C..................................    810,881      703,277
   *Torotrak P.L.C.....................................     45,292       17,709
   *Trinity Mirror P.L.C...............................  1,688,565    2,603,545
   *TUI Travel P.L.C...................................  1,536,840    7,079,346
   *UBM P.L.C..........................................  1,008,603   12,014,053
    UTV Media P.L.C....................................    230,855      527,491
   *Vitec Group P.L.C. (The)...........................    160,973    1,557,115
   *WH Smith P.LC......................................    620,413    6,552,850
   *Whitbread P.L.C....................................     22,836      930,706
    William Hill P.L.C.................................  3,110,740   18,976,967
    Wilmington Group P.L.C.............................    346,234      804,938
    Young & Co.'s Brewery P.L.C. Non-Voting Shares.....     26,250      242,897
                                                                   ------------
Total Consumer Discretionary...........................             404,154,986
                                                                   ------------
Consumer Staples -- (3.9%)
   #A.G. Barr P.L.C....................................    424,100    3,652,711
   *Anglo-Eastern Plantations P.L.C....................    108,153    1,231,658
    Booker Group P.L.C.................................  5,876,279    9,794,205
    Britvic P.L.C......................................    961,388    6,842,415
    Cranswick P.L.C....................................    230,448    3,441,685
   *Dairy Crest Group P.L.C............................    673,357    4,439,966
   *Devro P.L.C........................................    723,199    3,908,556
   *European Home Retail P.L.C.........................    109,256           --
    Greencore Group P.L.C..............................  1,835,142    3,246,553
   *Greggs P.L.C.......................................    483,318    3,663,144
   *Hilton Food Group, Ltd.............................     15,373       76,916
   *McBride P.L.C......................................    845,496    1,793,795
   *Premier Foods P.L.C................................    906,022    1,344,162
  #*PZ Cussons P.L.C...................................  1,287,639    7,937,672
    R.E.A. Holdings P.L.C..............................     50,639      372,374
   *Tate & Lyle P.L.C..................................    852,831   10,989,846
   *Thorntons P.L.C....................................    179,394      113,725
                                                                   ------------
Total Consumer Staples.................................              62,849,383
                                                                   ------------
Energy -- (4.8%)
   *Afren P.L.C........................................  4,993,908   11,375,413
    Anglo Pacific Group P.L.C..........................    438,805    1,935,189
   *Cairn Energy P.L.C.................................  1,636,026    7,435,262

                                     1447

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (Continued)
   *Coalfield Resources P.L.C............................ 1,156,778 $   120,884
   *EnQuest P.L.C........................................ 2,805,479   5,747,176
  #*Essar Energy P.L.C...................................   695,914   1,440,973
   *Exillon Energy P.L.C.................................   211,793     542,227
   *Fortune Oil P.L.C.................................... 6,170,225   1,127,858
   *Hardy Oil & Gas P.L.C................................    74,781     126,706
   *Heritage Oil P.L.C...................................   653,846   2,067,927
   *Hunting P.L.C........................................   548,629   7,372,706
   *James Fisher & Sons P.L.C............................   179,613   2,320,568
  #*JKX Oil & Gas P.L.C..................................   456,676     398,011
   *John Wood Group P.L.C................................ 1,017,921  12,982,286
  #*Lamprell P.L.C.......................................   683,867   1,399,698
   *Petroceltic International P.L.C......................   459,746      51,671
   *Premier Oil P.L.C.................................... 1,963,661  11,626,917
   *Salamander Energy P.L.C..............................   996,491   2,893,334
   *Soco International P.L.C.............................   975,623   5,914,055
                                                                    -----------
Total Energy.............................................            76,878,861
                                                                    -----------
Financials -- (14.2%)
    Aberdeen Asset Management P.L.C...................... 2,359,458  15,058,543
   *Admiral Group P.L.C..................................    41,232     800,693
   *Amlin P.L.C.......................................... 2,305,260  14,021,613
   *Ashmore Group P.L.C.................................. 1,213,794   6,878,298
   *Beazley P.L.C........................................ 2,334,746   6,791,108
   *Brewin Dolphin Holdings P.L.C........................ 1,125,030   3,728,405
    Capital & Counties Properties P.L.C..................   472,683   1,813,106
   *Capital & Regional P.L.C............................. 1,493,345     675,528
   *Catlin Group, Ltd.................................... 1,612,270  13,374,140
   #Charles Stanley Group P.L.C..........................   126,349     713,095
    Charles Taylor P.L.C.................................   139,215     376,299
   *Chesnara P.L.C.......................................   374,111   1,282,730
   *Close Brothers Group P.L.C...........................   650,630  10,227,864
    Daejan Holdings P.L.C................................    32,083   1,562,827
    Development Securities P.L.C.........................   508,333   1,347,267
   *F&C Asset Management P.L.C........................... 2,170,140   3,631,601
    Hansard Global P.L.C.................................    16,468      29,261
   *Hargreaves Lansdown P.L.C............................   733,786   8,038,190
    Helical Bar P.L.C....................................   660,484   2,411,674
   *Henderson Group P.L.C................................ 4,293,111  10,544,739
   *Hiscox, Ltd.......................................... 1,745,769  13,118,957
   *ICAP P.L.C........................................... 1,861,809   9,628,109
   *IG Group Holdings P.L.C.............................. 1,523,709  10,807,867
   *Industrial & Commercial Holdings P.L.C...............     5,000         119
    Intermediate Capital Group P.L.C.....................   572,350   3,208,153
    International Personal Finance P.L.C.................   690,825   4,422,130
  #*IP Group P.L.C.......................................   856,024   1,685,154
   *Jardine Lloyd Thompson Group P.L.C...................   521,372   6,491,315
   *Jupiter Fund Management P.L.C........................   766,591   3,948,428
    Lancashire Holdings, Ltd.............................   704,602   9,204,201
   *Liontrust Asset Management P.L.C.....................   129,935     297,673
    London Stock Exchange Group P.L.C....................   556,831  10,635,372
   *LSL Property Services P.L.C..........................   152,011     713,355
   *Man Group P.L.C...................................... 5,865,415   8,214,059
   *Novae Group P.L.C....................................   224,576   1,510,526
   *Phoenix Group Holdings P.L.C.........................   145,144   1,476,241
    Provident Financial P.L.C............................   469,740  10,746,682
   *Puma Brandenburg, Ltd. Class A....................... 1,193,004      97,182
   *Puma Brandenburg, Ltd. Class B....................... 1,193,004      40,493
   *Quintain Estates & Development P.L.C................. 1,855,011   1,802,816
    Rathbone Brothers P.L.C..............................   165,692   3,517,129
   *Raven Russia, Ltd....................................   380,011     382,385

                                     1448

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
    S&U P.L.C...........................................    21,140 $    314,246
    Safestore Holdings P.L.C............................   647,422    1,283,935
   *Savills P.L.C.......................................   586,631    4,605,410
    Shore Capital Group, Ltd............................   524,301      150,518
    St. James's Place P.L.C.............................   846,493    6,203,403
   *St. Modwen Properties P.L.C.........................   703,940    2,643,274
   *Tullett Prebon P.L.C................................ 1,012,284    3,846,215
   *Unite Group P.L.C...................................   791,017    3,568,572
   *Waterloo Investment Holdings, Ltd...................     5,979          664
                                                                   ------------
Total Financials........................................            227,871,564
                                                                   ------------
Health Care -- (2.2%)
  #*Alizyme P.L.C.......................................   660,805           --
    Assura Group, Ltd...................................    78,139       41,846
    Bioquell P.L.C......................................    90,893      216,012
   *BTG P.L.C........................................... 1,273,722    6,694,598
   *Consort Medical P.L.C...............................   119,338    1,349,159
   *Dechra Pharmaceuticals P.L.C........................   350,640    3,450,523
   *Genus P.L.C.........................................   253,887    5,716,924
    Hikma Pharmaceuticals P.L.C.........................   595,975    7,619,778
   *Optos P.L.C.........................................    80,560      250,350
   *Oxford Biomedica P.L.C.............................. 2,821,652      102,169
   *Renovo Group P.L.C..................................    87,461       25,995
   *Southern Cross Healthcare Group P.L.C...............   191,826           --
    Synergy Health P.L.C................................   224,701    3,912,746
    United Drug P.L.C...................................   847,266    3,690,339
   *Vectura Group P.L.C................................. 1,539,577    2,270,539
   *Vernalis P.L.C......................................    19,974        7,614
                                                                   ------------
Total Health Care.......................................             35,348,592
                                                                   ------------
Industrials -- (26.8%)
   #Air Partner P.L.C...................................    37,086      192,172
    Alumasc Group P.L.C.................................   124,366      200,112
   *Ashtead Group P.L.C................................. 2,503,056   18,012,262
    Avon Rubber P.L.C...................................    36,612      258,214
   *Babcock International Group P.L.C................... 1,204,869   19,839,726
   *Balfour Beatty P.L.C................................ 3,201,702   13,462,397
   *BBA Aviation P.L.C.................................. 2,792,163    9,820,934
   *Berendsen P.L.C.....................................   777,356    7,525,236
   *Bodycote P.L.C...................................... 1,253,236    9,178,421
    Braemar Shipping Services P.L.C.....................    82,902      500,152
   *Brammer P.L.C.......................................   256,036    1,330,036
   *Bunzl P.L.C.........................................   128,605    2,310,844
    Camellia P.L.C......................................     2,481      441,330
    Cape P.L.C..........................................   432,603    1,524,058
   *Carillion P.L.C..................................... 1,787,034    8,640,804
    Carr's Milling Industries P.L.C.....................    35,330      639,837
    Castings P.L.C......................................   162,757      878,134
    Chemring Group P.L.C................................   783,476    3,532,373
   *Clarkson P.L.C......................................    61,562    1,347,667
   *Cobham P.L.C........................................ 4,738,324   15,906,213
    Communisis P.L.C....................................   594,102      425,570
   #Costain Group P.L.C.................................   159,075      666,308
    De La Rue P.L.C.....................................   436,203    6,229,123
   *easyJet P.L.C.......................................   692,439   10,217,791
   *Eleco P.L.C.........................................    80,000        9,784
   *Fenner P.L.C........................................   749,786    4,509,573
   *Firstgroup P.L.C.................................... 1,997,420    6,137,828
   *Galliford Try P.L.C.................................   268,033    3,496,791
   *Go-Ahead Group P.L.C................................   192,020    3,976,519
   *Hampson Industries P.L.C............................   110,209           --

                                     1449

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    Harvey Nash Group P.L.C.............................    14,285 $     15,092
   *Hays P.L.C.......................................... 5,671,042    7,999,424
    Hogg Robinson Group P.L.C...........................   250,887      201,732
    Homeserve P.L.C..................................... 1,255,219    4,614,375
    Hyder Consulting P.L.C..............................   172,996    1,296,377
   *IMI P.L.C...........................................   868,784   16,107,476
   *Interserve P.L.C....................................   599,138    4,215,283
   *Intertek Group P.L.C................................   321,495   15,850,845
   *Invensys P.L.C...................................... 3,349,956   18,340,635
   *ITE Group P.L.C..................................... 1,081,660    4,390,245
   *Keller Group P.L.C..................................   284,277    3,249,049
   *Kier Group P.L.C....................................   175,708    3,758,933
    Latchways P.L.C.....................................    36,248      571,815
   *Lavendon Group P.L.C................................   522,337    1,450,821
    Management Consulting Group P.L.C................... 1,302,930      530,940
    Mears Group P.L.C...................................   292,219    1,692,279
    Meggitt P.L.C....................................... 2,213,833   15,266,101
   *Melrose Industries P.L.C............................ 4,640,545   17,213,468
   *Michael Page International P.L.C.................... 1,310,832    8,464,403
   *Mitie Group P.L.C................................... 1,526,552    6,821,371
   *Morgan Crucible Co. P.L.C........................... 1,316,331    5,795,060
    Morgan Sindall Group P.L.C..........................   170,811    1,544,563
   *National Express Group P.L.C........................ 1,774,948    5,843,481
    Northgate P.L.C.....................................   546,015    2,757,326
   *PayPoint P.L.C......................................   138,775    1,842,291
    Porvair P.L.C.......................................    62,736      171,188
    Qinetiq Group P.L.C................................. 3,030,205    9,034,664
   *Regus P.L.C......................................... 3,340,235    6,350,907
   *Renold P.L.C........................................    89,220       37,617
    Rentokil Initial P.L.C.............................. 6,323,442    8,947,834
    Ricardo P.L.C.......................................   218,157    1,409,333
   *Richmond Oil & Gas P.L.C............................   220,000           --
    Robert Walters P.L.C................................   387,999    1,313,576
   *Rotork P.L.C........................................   349,851   14,692,281
   *RPS Group P.L.C.....................................   940,795    3,431,546
   *Senior P.L.C........................................ 1,861,869    5,940,094
   *Serco Group P.L.C...................................    28,493      250,511
    Severfield-Rowen P.L.C..............................   371,550      446,955
    Shanks Group P.L.C.................................. 1,844,195    2,675,731
   *SIG P.L.C........................................... 2,577,765    5,396,629
   *Speedy Hire P.L.C................................... 1,601,669      975,744
   *Spirax-Sarco Engineering P.L.C......................   320,648   11,443,706
    St. Ives Group P.L.C................................   665,998    1,237,975
   *Stagecoach Group P.L.C.............................. 1,886,211    9,160,922
   *Sthree P.L.C........................................   358,578    1,909,271
   *Stobart Group, Ltd..................................       169          260
   #T. Clarke P.L.C.....................................   147,457      143,373
    Tarsus Group P.L.C..................................   211,386      723,525
   *Travis Perkins P.L.C................................   944,677   18,107,394
    Tribal Group P.L.C..................................   140,177      284,303
    Trifast P.L.C.......................................   359,985      292,076
    UK Mail Group P.L.C.................................   197,261    1,146,240
   *Ultra Electronics Holdings P.L.C....................   285,303    7,440,562
   *Vesuvius P.L.C...................................... 1,227,176    7,042,488
   #Volex P.L.C.........................................   229,354      362,447
    Vp P.L.C............................................   167,297      844,232
   *Wincanton P.L.C.....................................   462,355      499,143
   *WS Atkins P.L.C.....................................   501,683    6,597,504
   #XP Power, Ltd.......................................    73,546    1,334,729
                                                                   ------------
Total Industrials.......................................            430,688,354
                                                                   ------------

                                     1450

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (8.9%)
    Acal P.L.C..........................................   104,729 $    332,101
   *Anite P.L.C......................................... 1,253,216    2,864,377
    Aveva Group P.L.C...................................   263,250    9,020,681
   *Computacenter P.L.C.................................   461,523    3,299,016
   *CSR P.L.C...........................................   898,262    5,145,746
   *Dialight P.L.C......................................   117,366    2,072,415
    Diploma P.L.C.......................................   515,445    4,550,910
   *Domino Printing Sciences P.L.C......................   478,937    5,002,790
    E2V Technologies P.L.C..............................   415,037      742,581
   *Electrocomponents P.L.C............................. 1,889,156    7,299,476
   *Fidessa Group P.L.C.................................   138,412    3,374,017
   *Halma P.L.C......................................... 1,554,578   11,354,592
   *Imagination Technologies Group P.L.C................   792,374    6,405,243
   *Innovation Group P.L.C.............................. 3,743,167    1,453,660
   *Kofax P.L.C.........................................   321,601    1,554,704
    Laird P.L.C......................................... 1,199,085    4,247,967
   *Micro Focus International P.L.C.....................   580,601    5,616,201
   *Moneysupermarket.com Group P.L.C....................   594,668    1,737,300
   *NCC Group P.L.C.....................................   107,994      239,702
   *Oxford Instruments P.L.C............................   225,307    5,862,895
    Pace P.L.C.......................................... 1,373,763    4,914,028
    Phoenix IT Group, Ltd...............................   204,614      511,732
   *Premier Farnell P.L.C............................... 1,472,441    4,945,600
   *PV Crystalox Solar P.L.C............................   384,786       78,150
   *Renishaw P.L.C......................................   188,423    5,587,510
    RM P.L.C............................................   363,499      435,626
   *SDL P.L.C...........................................   347,207    2,885,878
    Sepura P.L.C........................................    24,742       38,494
   *Spectris P.L.C......................................   519,230   18,188,039
   *Spirent Communications P.L.C........................ 2,633,737    6,701,388
   *Telecity Group P.L.C................................   713,077    9,579,626
   *TT electronics P.L.C................................   648,563    1,653,810
    Vislink P.L.C.......................................   274,226      129,462
   *Wolfson Microelectronics P.L.C......................   504,759    1,612,654
    Xaar P.L.C..........................................   252,455    1,152,252
   *Xchanging P.L.C..................................... 1,111,692    2,141,801
                                                                   ------------
Total Information Technology............................            142,732,424
                                                                   ------------
Materials -- (7.4%)
    African Barrick Gold P.L.C..........................   361,989    2,041,170
   *Alent P.L.C......................................... 1,218,370    6,467,496
   *AZ Electronic Materials SA..........................   436,000    2,582,444
   *British Polythene Industries P.L.C..................   119,701      785,559
    Carclo P.L.C........................................   218,363    1,611,959
   *Centamin P.L.C...................................... 3,531,782    3,160,173
   *Croda International P.L.C...........................   442,742   17,013,669
   *DS Smith P.L.C...................................... 4,492,720   15,780,535
   *Elementis P.L.C..................................... 1,966,934    6,585,190
   *Ferrexpo P.L.C......................................   888,830    3,586,200
   *Filtrona P.L.C......................................   802,884    7,329,983
   *Gem Diamonds, Ltd...................................   431,630    1,094,586
    Hill & Smith Holdings P.L.C.........................   319,789    2,372,836
  #*Hochschild Mining P.L.C.............................   657,160    4,405,613
   *International Ferro Metals, Ltd.....................   423,652       90,546
  #*Lonmin P.L.C........................................ 1,240,762    6,911,856
    Marshalls P.L.C.....................................   727,272    1,261,832
   *Mondi P.L.C......................................... 1,182,917   14,014,932
    New World Resources P.L.C. Series A.................   132,759      609,963
   *Petra Diamonds, Ltd.................................   402,069      695,610
   *Petropavlovsk P.L.C.................................   646,643    3,565,053
    RPC Group P.L.C.....................................   716,247    4,875,987

                                     1451

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                       SHARES       VALUE++
                                                      ---------- --------------
Materials -- (Continued)
   *Synthomer P.L.C..................................    982,262 $    3,051,980
  #*Talvivaara Mining Co. P.L.C......................    426,856        605,279
   *Victrex P.L.C....................................    340,523      8,268,631
    Zotefoams P.L.C..................................     96,852        303,824
                                                                 --------------
Total Materials......................................               119,072,906
                                                                 --------------
Telecommunication Services -- (2.2%)
    Cable & Wireless Communications P.L.C............  9,624,024      6,232,786
   *Colt Group SA....................................  1,298,816      2,179,876
   *Inmarsat P.L.C...................................  1,703,728     17,418,387
   *Kcom Group P.L.C.................................  2,643,350      3,015,428
   *TalkTalk Telecom Group P.L.C.....................  1,873,077      7,022,107
                                                                 --------------
Total Telecommunication Services.....................                35,868,584
                                                                 --------------
Utilities -- (2.3%)
    Dee Valley Group P.L.C...........................     12,109        266,908
   *Drax Group P.L.C.................................  1,719,953     16,163,174
   *Pennon Group P.L.C...............................  1,587,350     17,022,854
   *Telecom Plus P.L.C...............................    262,452      4,029,472
                                                                 --------------
Total Utilities......................................                37,482,408
                                                                 --------------
TOTAL COMMON STOCKS..................................             1,572,948,062
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
   *Phoenix Group Holdings P.L.C. Rights 02/15/13....     28,111         62,417
                                                                 --------------
TOTAL RIGHTS/WARRANTS................................                    62,417
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                      ---------- --------------
SECURITIES LENDING COLLATERAL -- (2.2%)
(S)@DFA Short Term Investment Fund...................  3,025,065     35,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $819,433) to be
     repurchased at $803,370......................... $      803        803,366
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................                35,803,366
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,225,515,449)^^............................            $1,608,813,845
                                                                 ==============

                                     1452

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                 ---------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
     Consumer Discretionary.....   --    $  404,154,986   --    $  404,154,986
     Consumer Staples...........   --        62,849,383   --        62,849,383
     Energy.....................   --        76,878,861   --        76,878,861
     Financials.................   --       227,871,564   --       227,871,564
     Health Care................   --        35,348,592   --        35,348,592
     Industrials................   --       430,688,354   --       430,688,354
     Information Technology.....   --       142,732,424   --       142,732,424
     Materials..................   --       119,072,906   --       119,072,906
     Telecommunication Services.   --        35,868,584   --        35,868,584
     Utilities..................   --        37,482,408   --        37,482,408
  Rights/Warrants...............   --            62,417   --            62,417
  Securities Lending Collateral.   --        35,803,366   --        35,803,366
                                   --    --------------   --    --------------
  TOTAL.........................   --    $1,608,813,845   --    $1,608,813,845
                                   ==    ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1453

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES    VALUE++
                                                           ------- -----------
COMMON STOCKS -- (88.5%)
AUSTRIA -- (2.3%)
    Agrana Beteiligungs AG................................  17,354 $ 2,326,717
  #*AMAG Austria Metall AG................................  19,012     622,462
   *A-TEC Industries AG...................................  21,828          --
    Atrium European Real Estate, Ltd...................... 614,001   3,794,675
    Austria Email AG......................................     715       7,330
    Austria Technologie & Systemtechnik AG................  42,211     442,127
    BKS Bank AG...........................................   3,120      73,311
    CA Immobilien Anlagen AG.............................. 163,483   2,437,303
    DO & CO AG............................................   3,349     159,493
   #EVN AG................................................ 149,843   2,407,828
   *Flughafen Wien AG.....................................  45,527   2,805,276
    Frauenthal Holding AG.................................   4,212      51,086
  #*Intercell AG.......................................... 254,689     622,355
    Josef Manner & Co. AG.................................     870      58,473
  #*Kapsch TrafficCom AG..................................  22,171   1,376,575
  #*Lenzing AG............................................  51,434   5,249,400
  #*Mayr-Melnhof Karton AG................................  45,831   5,432,773
    Oberbank AG...........................................  37,973   2,487,188
  #*Oesterreichischen Post AG............................. 150,829   6,599,863
    Palfinger AG..........................................  55,665   1,653,292
  #*Polytec Holding AG....................................  82,397     744,639
   *RHI AG................................................ 113,647   4,162,285
    Rosenbauer International AG...........................  14,799     959,618
  #*S IMMO AG............................................. 236,155   1,500,032
   *Schoeller-Bleckmann Oilfield Equipment AG.............  52,807   5,290,637
    Semperit Holding AG...................................  49,003   2,127,045
    Strabag SE............................................ 102,680   2,788,805
   *Telekom Austria AG....................................  50,320     373,038
    UBM Realitaetenentwicklung AG.........................   2,880      52,380
  #*Uniqa Versicherungen AG............................... 248,568   3,562,140
  #*Wienerberger AG....................................... 518,136   5,298,905
   #Wolford AG............................................  11,252     362,610
   *Zumtobel AG........................................... 137,773   1,985,683
                                                                   -----------
TOTAL AUSTRIA.............................................          67,815,344
                                                                   -----------
BELGIUM -- (3.1%)
  #*Ablynx NV............................................. 103,021     882,465
   *Ackermans & van Haaren NV............................. 118,073  10,957,890
   *Agfa-Gevaert NV....................................... 793,698   1,606,924
   *Arseus NV.............................................  95,993   2,246,742
    Atenor Group NV.......................................   5,052     224,623
    Banque Nationale de Belgique..........................     955   3,396,560
   *Barco NV..............................................  60,150   4,780,045
  #*Bekaert NV............................................ 141,520   4,255,238
    Co.Br.Ha Societe Commerciale de Brasserie SA..........     115     256,873
   *Compagnie d'Entreprises SA............................  41,428   2,567,624
   *Compagnie du Bois Sauvage SA..........................      87          --
    Compagnie Immobiliere de Belgique SA..................  10,604     436,318
    Compagnie Maritime Belge SA...........................  66,098   1,354,969
  #*Deceuninck NV......................................... 298,827     558,178
   *D'ieteren SA/NV....................................... 129,060   5,714,097
    Duvel Moorgat SA......................................   8,799   1,132,357
   *Econocom Group........................................ 265,744   2,161,404
   *Elia System Operator SA............................... 133,804   6,247,630
   *Euronav SA............................................  88,337     530,183
   *EVS Broadcast Equipment SA............................  57,761   3,445,517
   *Exmar NV.............................................. 132,340   1,357,307
    Floridienne SA........................................   2,033     255,185

                                     1454

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- -----------
BELGIUM -- (Continued)
   *Galapagos NV..........................................  99,665 $ 2,397,628
    Gimv NV...............................................  13,215     733,351
    Hamon SA..............................................   4,148      82,557
    Image Recognition Integrated Systems (I.R.I.S.) SA....   6,284     365,790
   *Ion Beam Applications SA..............................  89,062     722,287
    Jensen-Group NV.......................................  13,280     201,037
   *Kinepolis Group NV....................................  19,582   2,289,623
    Lotus Bakeries NV.....................................   1,361   1,052,039
   *Melexis NV............................................  93,665   1,776,220
    Mobistar SA...........................................  86,524   2,374,586
   *Nyrstar NV............................................ 616,535   3,577,253
  #*Picanol NV............................................  18,965     471,673
   *RealDolmen NV (5529094)...............................     120          19
   *RealDolmen NV (B3M0622)...............................   7,555     177,686
    Recticel SA...........................................  88,220     681,007
    Resilux SA............................................   4,095     348,971
   *RHJ International.....................................   1,383       7,584
    Rosier SA.............................................     655     186,021
    Roularta Media Group NV...............................   8,707     143,466
    SAPEC SA..............................................   3,377     236,394
    Sioen Industries NV...................................  52,140     482,168
   *Sipef NV..............................................  29,946   2,608,676
    Softimat SA...........................................  22,765     108,809
    Telenet Group Holding NV..............................     606      28,566
    Ter Beke NV...........................................   2,260     152,578
   *Tessenderlo Chemie NV................................. 125,636   4,373,962
  #*ThromboGenics NV...................................... 155,245   8,087,842
   *Van de Velde NV.......................................  33,273   1,626,121
                                                                   -----------
TOTAL BELGIUM.............................................          89,662,043
                                                                   -----------
DENMARK -- (3.4%)
   *Alk-Abello A.S........................................  29,336   2,221,567
   *Alm. Brand A.S........................................ 484,611   1,491,858
   *Amagerbanken A.S...................................... 647,900          --
   *Ambu A.S. Series B....................................  27,380     780,650
   *Arkil Holdings A.S. Series B..........................     504      37,852
   *Auriga Industries A.S. Series B.......................  96,829   1,909,891
  #*Bang & Olufsen Holdings A.S........................... 161,993   1,900,687
   *BankNordik A.S........................................     292       4,188
  #*Bavarian Nordic A.S................................... 105,508     897,557
    BoConcept Holding A.S.................................   5,650     108,321
   #Brodrene Hartmann A.S. Series B.......................  11,730     235,921
   *Brondbyernes IF Fodbold A.S. Series B.................  12,915      23,337
   *D/S Norden A.S........................................ 110,869   3,404,068
   *Dalhoff Larsen & Horneman A.S.........................     853         699
    DFDS A.S..............................................  18,568     966,282
   *Djursland Bank A.S....................................   8,970     220,804
   *East Asiatic Co., Ltd. A.S............................  55,571   1,098,968
    F.E. Bording A.S......................................     576      68,292
    Fluegger A.S. Series B................................   4,198     263,188
   *Genmab A.S............................................ 186,552   3,330,234
   *GN Store Nord A.S..................................... 812,990  13,228,162
   *GPV Industri A.S. Series B............................   2,200      12,012
  #*Greentech Energy Systems A.S..........................   8,355      14,899
    Gronlandsbanken A.S...................................     814      87,264
   *H&H International A.S. Series B.......................  18,111      98,378
    Harboes Bryggeri A.S..................................  12,252     194,868
   *Hojgaard Holding A.S. Series B........................   2,727      41,460
   *IC Companys A.S.......................................  35,278     820,078
   *Incentive A.S.........................................   3,575      12,037
    Jeudan A.S............................................   4,620     376,714

                                     1455

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
DENMARK -- (Continued)
   *Jyske Bank A.S........................................ 252,239 $ 8,200,975
    Lan & Spar Bank A.S...................................   5,150     252,860
   *Lastas A.S. Series B..................................   9,136      24,109
   *Mols-Linien A.S.......................................  20,722      62,226
   *NeuroSearch A.S.......................................  22,697      14,426
   *NKT Holding A.S....................................... 110,421   3,904,383
    Nordjyske Bank A.S....................................  17,600     256,729
    Norresundby Bank A.S..................................   7,350     195,863
    North Media A.S.......................................  36,665     117,444
   *Ostjydsk Bank A.S.....................................   3,305      83,598
  #*Pandora A.S........................................... 236,869   5,853,155
  #*Parken Sport & Entertainment A.S......................  33,556     402,762
    Per Aarsleff A.S. Series B............................   7,235     641,797
   *Ringkjoebing Landbobank A.S...........................  18,316   2,768,640
    Roblon A.S. Series B..................................     540      84,938
   *Rockwool International A.S. Series B..................  30,614   3,668,623
   *Royal Unibrew A.S.....................................  45,850   4,256,412
   *Salling Bank A.S......................................     372      10,701
    Schouw & Co. A.S......................................  74,017   2,212,651
   *SimCorp A.S...........................................  19,486   4,664,984
   *Skjern Bank A.S.......................................   2,246       8,818
  #*Solar Holdings A.S. Series B..........................  22,896   1,063,231
   *Spar Nord Bank A.S.................................... 290,284   1,520,706
   *Sparekassen Faaborg A.S...............................   1,972      63,896
   *Sydbank A.S........................................... 317,330   6,254,550
    Tivoli A.S............................................     969     518,754
  #*TK Development A.S.................................... 153,640     350,095
   *Topdanmark A.S........................................  53,386  11,708,330
   *TopoTarget A.S........................................ 332,263     139,374
   *Topsil Semiconductor Materials A.S.................... 194,350      13,522
   *Torm A.S.............................................. 116,264      29,818
    United International Enterprises A.S..................   7,329   1,335,979
  #*Vestas Wind Systems A.S............................... 588,304   3,566,979
   *Vestjysk Bank A.S.....................................  29,541      61,700
   *Zealand Pharma A.S....................................  26,283     453,954
                                                                   -----------
TOTAL DENMARK.............................................          98,617,218
                                                                   -----------
FINLAND -- (6.1%)
    Ahlstrom Oyj..........................................  32,834     621,919
   *Aktia Oyj Series A....................................  14,830     123,901
  #*Alma Media Oyj........................................ 277,852   1,852,558
   *Amer Sports Oyj....................................... 502,171   7,999,245
    Aspo Oyj..............................................  83,192     733,576
    Atria P.L.C...........................................  23,261     232,585
   *Bank of Aland P.L.C. Series B.........................  22,078     249,088
    BasWare Oyj...........................................  34,550     909,893
   *Biotie Therapies Corp. Oyj............................ 955,389     543,494
  #*Cargotec Oyj Series B................................. 139,859   3,939,693
   *Citycon Oyj........................................... 982,759   3,283,764
   *Componenta Oyj........................................  34,813      96,316
    Comptel P.L.C......................................... 337,600     201,960
    Cramo Oyj............................................. 148,755   2,054,258
    Digia P.L.C...........................................  48,912     201,919
    Efore Oyj.............................................  60,233      58,919
   *Elcoteq SE............................................   3,041          --
   *Elektrobit Corp. Oyj..................................  30,066      33,445
   *Elisa Oyj............................................. 432,751  10,290,295
    eQ P.L.C..............................................  62,919     187,965
    Etteplan Oyj..........................................  57,413     222,454
   *Finnair Oyj........................................... 299,812   1,220,124
   *Finnlines Oyj......................................... 124,906   1,297,973

                                     1456

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
FINLAND -- (Continued)
   *Fiskars Oyj Abp.....................................   188,169 $  4,829,511
    F-Secure Oyj........................................   463,536    1,122,878
   *GeoSentric Oyj......................................   244,900        3,325
   *Glaston Oyj Abp.....................................    53,612       20,312
    HKScan Oyj Series A.................................   103,320      582,988
   *Huhtamaki Oyj.......................................   373,956    6,786,906
    Ilkka-Yhtyma Oyj....................................    61,503      417,045
  #*KCI Konecranes Oyj..................................   245,559    8,259,296
   *Kemira Oyj..........................................   459,125    7,273,592
  #*Kesko Oyj Series B..................................   267,510    8,753,712
    Laennen Tehtaat Oyj.................................    18,920      377,529
   *Lassila & Tikanoja Oyj..............................   137,644    2,287,290
   #Lemminkainen Oyj....................................    23,293      492,609
  #*Mesta Board Oyj..................................... 1,549,706    5,155,941
   *Neo Industrial Oyj..................................    14,567       32,240
  #*Neste Oil Oyj.......................................   491,349    7,841,877
    Okmetic Oyj.........................................    59,222      384,015
    Olvi Oyj Series A...................................    63,858    1,874,300
    Oriola-KD Oyj Series A..............................     5,045       16,727
    Oriola-KD Oyj Series B..............................   461,902    1,505,221
    Orion Oyj Series A..................................   130,940    3,618,272
   *Orion Oyj Series B..................................   384,369   10,727,218
  #*Outokumpu Oyj....................................... 3,746,745    3,878,806
  #*Outotec Oyj.........................................   170,443   10,720,797
   *PKC Group Oyj.......................................    75,776    1,722,657
   *Pohjola Bank P.L.C. Series A........................   232,131    3,970,966
    Ponsse Oyj..........................................    25,697      236,475
   *Poyry Oyj...........................................   187,165      800,419
   *Raisio P.L.C. Series V..............................   541,284    2,327,358
   *Ramirent Oyj........................................   314,761    3,056,706
    Rapala VMC Oyj......................................   113,258      722,574
  #*Rautaruukki Oyj Series K............................   399,498    2,873,612
    Raute Oyj Series A..................................     9,858      121,234
   *Ruukki Group Oyj....................................   604,909      368,962
    Saga Furs Oyj.......................................    11,324      350,577
   #Sanoma Oyj..........................................   328,616    3,324,425
   *Scanfil P.L.C.......................................   123,479      152,825
    Sievi Capital P.L.C.................................   123,479      165,760
    SRV Group P.L.C.....................................     7,277       33,945
    Stockmann Oyj Abp Series A..........................    43,914      873,186
  #*Stockmann Oyj Abp Series B..........................   133,517    2,624,267
  #*Stonesoft Oyj.......................................   108,867      368,692
    Technopolis Oyj.....................................   301,998    1,571,871
    Teleste Oyj.........................................    53,559      299,794
  #*Tieto Oyj...........................................   291,983    6,493,521
  #*Tikkurila Oyj.......................................   168,692    3,607,721
  #*Uponor Oyj Series A.................................   241,740    3,384,686
  #*Vacon Oyj...........................................    45,959    2,731,980
    Vaisala Oyj Series A................................    40,472    1,026,485
    Viking Line Abp.....................................    10,366      260,416
  #*Yit Oyj.............................................   479,743   10,566,689
                                                                   ------------
TOTAL FINLAND...........................................            177,355,554
                                                                   ------------
FRANCE -- (9.8%)
    ABC Arbitrage SA....................................    22,399      179,977
   *Air France-KLM......................................   722,730    7,858,025
    Akka Technologies SA................................    18,450      562,928
  #*Alcatel-Lucent SA................................... 7,392,628   12,353,412
    Ales Groupe SA......................................    27,616      498,220
    Altamir Amboise SA..................................    81,618      867,831
   *Alten SA............................................    82,269    3,162,026

                                     1457

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
FRANCE -- (Continued)
   *Altran Technologies SA................................. 676,432 $5,117,617
   *April SA...............................................  74,171  1,580,950
  #*Archos SA..............................................  66,319    363,148
   *Arkema SA..............................................  27,360  3,102,052
   *Artprice.com SA........................................   4,364    154,900
   *Assystem...............................................  57,935  1,303,515
   *Atari SA...............................................  68,443     79,921
    Aubay SA...............................................  10,285     75,034
   #Audika Groupe SA.......................................  21,251    264,078
    Aurea SA...............................................   3,637     22,813
   *Avenir Telecom SA......................................   5,460      3,554
    Axway Software SA......................................  23,103    533,683
   *Baccarat SA............................................     369     85,250
  #*Beneteau SA............................................ 179,820  2,006,654
   *Bigben Interactive SA..................................  18,780    208,250
  #*BioAlliance Pharma SA..................................  31,348    228,759
   *Boiron SA..............................................  29,446  1,254,004
    Boizel Chanoine Champagne SA...........................   7,266    350,322
   *Bonduelle SCA..........................................  17,768  1,863,740
   *Bongrain SA............................................  34,266  2,281,125
  #*Bourbon SA............................................. 196,419  5,992,187
   *Boursorama SA..........................................  69,079    583,560
   *Bull SA................................................ 351,752  1,551,559
   #Burelle SA.............................................   3,866  1,216,780
    Catering International Services SA.....................   4,180    162,793
  #*Cegedim SA.............................................  16,591    483,492
    Cegid Group............................................  17,915    370,676
    Cie des Alpes..........................................   6,721    155,150
    Ciments Francais SA....................................  10,266    622,983
   *Club Mediterranee SA...................................  93,200  1,765,367
    Compagnie Industrielle et Financiere D'Entreprises SA..   1,200     89,044
    Damartex SA............................................  19,969    363,572
   *Derichebourg SA........................................ 548,515  2,666,567
    Devoteam SA............................................  25,323    388,373
   *Dynaction SA...........................................   2,479     25,428
   *Eiffage SA............................................. 161,428  7,244,795
    Electricite de Strasbourg SA...........................  21,886  2,782,454
  #*Eramet SA..............................................     451     63,985
   *Esso SA Francaise......................................   9,436    756,079
   *Establissements Maurel et Prom SA...................... 382,031  7,055,061
   *Etam Developpement SA..................................   2,358     69,572
   *Euler Hermes SA........................................  52,633  4,694,707
  #*Euro Disney SCA........................................ 138,383    963,159
   *Eurofins Scientific SA.................................  27,293  4,875,714
    Exel Industries SA Series A............................  10,680    567,849
   *Faiveley Transport SA..................................  27,019  1,850,049
   *Faurecia SA............................................ 183,319  3,230,383
    Fimalac SA.............................................  31,490  1,594,853
    Fleury Michon SA.......................................   4,694    281,142
   *GameLoft SE............................................ 233,869  1,606,028
   *Gascogne SA............................................   6,857     44,350
    Gaumont SA.............................................  13,980    751,167
    GEA SA.................................................   1,381    140,439
  #*GECI International SA..................................  59,392    144,349
   *Gemalto NV.............................................  19,422  1,728,782
    Gevelot SA.............................................   3,584    238,434
   *GFI Informatique SA.................................... 146,551    605,009
    GL Events SA...........................................  36,335    897,077
   *GPE Groupe Pizzorno SA.................................   2,302     41,297
    Groupe Crit SA.........................................  24,255    501,285
    Groupe Flo SA..........................................  29,358    127,798

                                     1458

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
FRANCE -- (Continued)
    Groupe Gorge SA.......................................     9,453 $   87,374
    Groupe Open SA........................................    27,590    219,869
   *Groupe Partouche SA...................................    61,786     89,744
  #*Groupe Steria SCA.....................................   109,340  2,031,138
    Guerbet SA............................................     6,577    998,289
  #*Haulotte Group SA.....................................    61,352    509,161
   *Havas SA.............................................. 1,201,897  7,866,596
  #*Hi-Media SA...........................................   134,290    369,809
   *Ingenico SA...........................................   103,168  6,503,604
   *Interparfums SA.......................................    18,233    600,416
   *Ipsen SA..............................................    87,197  3,067,694
   *Ipsos SA..............................................   132,140  5,266,899
    Jacquet Metal Service SA..............................    48,715    632,355
    Korian SA.............................................     8,745    170,466
    L.D.C. SA.............................................        19      2,528
   #Laurent-Perrier SA....................................    12,675  1,187,438
    Lectra SA.............................................    85,992    616,274
   *Lisi SA...............................................    16,907  1,491,667
   *M6 Metropole Television SA............................   210,099  3,516,201
    Maisons France Confort SA.............................    12,935    505,839
  #*Manitou BF SA.........................................    48,911    871,742
    Manutan International SA..............................    14,553    707,923
   *Maurel et Prom Nigeria SA.............................   323,678  1,151,865
   *Medica SA.............................................   158,299  3,014,582
    Mersen SA.............................................    70,824  2,073,905
    MGI Coutier SA........................................     2,753    167,625
    Montupet SA...........................................    11,347    141,455
    Mr. Bricolage SA......................................    30,731    419,086
   *Naturex SA............................................    14,546  1,159,447
  #*Neopost SA............................................   141,147  8,056,574
  #*Nexans SA.............................................   131,823  6,827,263
   *Nexity SA.............................................    99,242  3,028,863
    NextRadioTV SA........................................     4,758     86,476
   *NicOx SA..............................................   182,047    847,343
    Norbert Dentressangle SA..............................    20,989  1,843,237
   #NRJ Group SA..........................................    66,874    552,383
    Oeneo SA..............................................   158,017    557,586
   *Orpea SA..............................................   119,375  5,091,585
    Osiatis SA............................................       941      7,512
  #*PagesJaunes Groupe SA.................................   567,326  2,196,459
   *Parrot SA.............................................    33,803  1,307,180
  #*Peugeot SA............................................   656,217  5,114,517
    Pierre & Vacances SA..................................    19,136    408,517
   *Plastic Omnium SA.....................................   104,862  4,101,300
    Plastivaloire SA......................................     4,552     78,897
    PSB Industries SA.....................................     8,438    258,928
   *Rallye SA.............................................   102,258  3,613,565
  #*Recylex SA............................................    77,598    395,708
    Remy Cointreau SA.....................................    39,291  5,012,669
    Robertet SA...........................................     3,167    555,528
   *Rodriguez Group SA....................................     3,886     19,039
   *Rougier SA............................................     1,839     81,177
   *Rubis SCA.............................................   116,328  8,427,594
   *S.T. Dupont SA........................................   331,047    179,768
   *SA des Ciments Vicat..................................    47,361  3,019,303
    Sabeton SA............................................    13,394    228,495
   *Saft Groupe SA........................................   106,251  2,869,869
    Samse SA..............................................     8,342    706,216
   *Sartorius Stedim Biotech SA...........................     8,502  1,035,865
   #Seche Environnement SA................................     6,437    258,287
   *Sechilienne SA........................................    81,992  1,671,825

                                     1459

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    Securidev SA..........................................   2,500 $     81,540
   *Sequana SA............................................  44,019      537,579
    Societe Anonyme d'Explosifs et de Produits
      Chimiques SA........................................     485      121,032
   *Societe BIC SA........................................  36,531    4,915,447
   *Societe d'Edition de Canal Plus SA.................... 295,031    2,071,210
    Societe des Bains de Mer et du Cercle des Etrangers
      a Monaco SA.........................................  46,150    2,210,562
    Societe Internationale de Plantations d'Heveas SA.....   5,133      466,858
   *Societe Marseillaise du Tunnel Prado Carenage SA......      62        2,261
    Societe Pour l'Informatique Industrielle SA...........  40,908      228,220
   *Societe Television Francaise 1 SA..................... 553,086    6,676,535
  #*Soitec SA............................................. 533,169    1,986,734
    Somfy SA..............................................  21,738    4,569,163
   *Sopra Group SA........................................  22,982    1,653,015
  #*Spir Communication SA.................................   4,687       96,305
   *Stallergenes SA.......................................  12,288      731,044
   *Ste Industrielle d'Aviation Latecoere SA..............  27,234      313,519
   *Stef SA...............................................  29,121    1,546,501
    Store Electronic SA...................................   5,221       77,339
    Sword Group SA........................................  25,308      466,794
    Synergie SA...........................................  60,624      704,571
   *Technicolor SA........................................ 412,757    1,429,128
   *Teleperformance SA.................................... 232,734    9,273,493
   *Tessi SA..............................................   5,695      631,203
  #*Theolia SA............................................ 217,168      469,046
   *Thermador Groupe......................................   5,156      414,196
    Tonnellerie Francois Freres SA........................   4,002      238,412
    Total Gabon SA........................................     954      476,756
   #Touax SA..............................................   3,042       89,349
   *Transgene SA..........................................  33,564      380,411
   *Trigano SA............................................  33,459      499,049
   *UbiSoft Entertainment SA.............................. 441,739    4,261,752
    Union Financiere de France Banque SA..................  16,828      415,958
   *Valeo SA.............................................. 149,480    8,054,916
   *Vetoquinol SA.........................................   1,705       62,814
    Viel et Compagnie SA.................................. 158,130      538,527
  #*Vilmorin & Cie SA.....................................  22,214    2,928,721
   *Virbac SA.............................................  17,539    3,925,213
  #*Vivalis SA............................................  23,338      210,760
    VM Materiaux SA.......................................   6,914      148,612
   #Vranken-Pommery Monopole SA...........................  18,881      541,112
   *Zodiac Aerospace SA...................................     828       90,649
                                                                   ------------
TOTAL FRANCE..............................................          284,071,961
                                                                   ------------
GERMANY -- (12.8%)
    A.S. Creation Tapeton AG..............................   6,853      335,416
   *AAP Implantate AG.....................................  25,576       48,696
   *Aareal Bank AG........................................ 423,110   10,079,480
   *Abwicklungsgesellschaft Roesch AG Medizintechnik......   7,300          218
   *Adler Modemaerkte AG..................................   2,411       19,503
   *ADVA Optical Networking SE............................ 169,035    1,031,563
    AGROB Immobilien AG...................................   5,800       89,795
  #*Air Berlin P.L.C...................................... 170,999      414,086
  #*Aixtron SE............................................ 352,829    4,824,167
    ALBA SE...............................................  21,642    1,849,983
   *Aligna AG............................................. 318,087        8,206
    Allgeier SE...........................................  21,651      345,547
   *Amadeus Fire AG.......................................  19,326    1,101,950
   *Analytik Jena AG......................................     597        8,955
   #Asian Bamboo AG.......................................  29,133      257,717
    Atoss Software AG.....................................     303       10,378
   *Aurubis AG............................................ 153,470   11,511,884

                                     1460

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Baader Bank AG.......................................   110,571 $   300,281
    Balda AG.............................................   127,634     715,128
   #Bauer AG.............................................    36,961   1,078,636
   *BayWa AG.............................................    47,048   2,345,181
  #*Bechtle AG...........................................    66,151   2,986,379
   *Bertrandt AG.........................................    23,001   2,532,099
   *Beta Systems Software AG.............................     8,020      20,128
  #*Bijou Brigitte AG....................................    12,570   1,245,643
   *Bilfinger SE.........................................    47,394   4,790,440
    Biotest AG...........................................    20,784   1,510,726
   *BKN International AG.................................    33,408         136
   *Borussia Dortmund GmbH & Co. KGaA....................   241,558   1,005,001
   *CANCOM AG............................................    45,731     901,728
   *Carl Zeiss Meditec AG................................   118,030   3,853,926
    CAT Oil AG...........................................    60,237     674,267
   *Celesio AG...........................................   207,276   3,764,897
    CENIT AG.............................................    24,103     263,025
   *Centrotec Sustainable AG.............................    42,634     895,663
   *Cewe Color Holding AG................................    19,271     855,039
   *Colonia Real Estate AG...............................    16,334     102,443
   *Comdirect Bank AG....................................   140,060   1,647,152
   *CompuGroup Medical AG................................    49,259   1,082,377
   *Conergy AG...........................................   218,796     107,076
  #*Constantin Medien AG.................................   359,780     801,714
   *CropEnergies AG......................................    85,805     703,372
   *CTS Eventim AG.......................................   106,100   3,792,784
  #*Curanum AG...........................................   109,042     374,582
   #DAB Bank AG..........................................   130,043     684,314
    Data Modul AG........................................    11,455     281,727
    Delticom AG..........................................    15,867     762,926
    Deufol SE............................................   112,955     159,650
    Deutsche Beteiligungs AG.............................    29,148     807,165
  #*Deutsche Wohnen AG...................................   647,023  12,456,758
   *Deutz AG.............................................   345,628   2,038,948
   *Dialog Semiconductor P.L.C...........................   221,152   3,943,698
    DIC Asset AG.........................................    13,115     151,845
    Dierig Holding AG....................................     9,408     123,349
   #Dr. Hoenle AG........................................    21,610     390,478
    Draegerwerk AG & Co. KGaA............................     3,083     300,302
  #*Drillisch AG.........................................   196,227   3,218,381
   *Duerr AG.............................................    45,514   4,453,272
    DVB Bank SE..........................................   173,470   5,773,590
    Eckert & Ziegler AG..................................    16,185     567,135
   #Elmos Semiconductor AG...............................    36,014     365,762
   *ElreingKlinger AG....................................   116,806   4,130,086
    Erlus AG.............................................     2,970     149,430
  #*Euromicron AG........................................    29,652     780,901
    Euwax AG.............................................    14,880   1,208,772
  #*Evotec AG............................................ 1,165,338   4,374,529
    Fielmann AG..........................................    32,343   3,302,124
  #*First Sensor AG......................................    18,636     200,920
   *FJA AG...............................................       217         332
  #*Freenet AG...........................................   401,512   8,646,966
    Fuchs Petrolub AG....................................   126,613   8,949,752
   *GAGFAH SA............................................   281,532   3,445,185
    GBW AG...............................................    28,417     976,573
   *Gerresheimer AG......................................   126,617   6,509,948
   *Gerry Weber International AG.........................    89,108   4,328,738
   *Gesco AG.............................................    11,601   1,217,345
   *GFK SE...............................................    72,083   4,172,599
    GFT Technologies AG..................................    66,050     305,571

                                     1461

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
GERMANY -- (Continued)
  #*Gigaset AG.............................................. 175,782 $  272,633
   *Gildemeister AG......................................... 200,603  4,941,684
   *Grammer AG..............................................  50,154  1,341,114
   #Grenkeleasing AG........................................  32,703  2,411,283
   *GSW Immobilien AG....................................... 106,162  4,530,050
   *H&R AG..................................................  50,783    849,099
    Hamborner REIT AG.......................................  22,740    226,320
   *Hamburger Hafen und Logistik AG.........................  75,516  1,864,584
  #*Hansa Group AG.......................................... 146,815    597,414
    Hawesko Holding AG......................................  19,480  1,104,693
  #*Heidelberger Druckmaschinen AG.......................... 922,431  1,978,111
    Highlight Communications AG.............................  85,280    524,460
   *Homag Group AG..........................................  14,489    212,886
   *Indus Holding AG........................................  84,782  2,650,967
    Innovation in Traffic Systems AG........................  23,949    755,887
   *Intershop Communications AG.............................  62,598    162,624
    Isra Vision AG..........................................  12,807    483,021
  #*IVG Immobilien AG....................................... 400,498  1,288,669
    Jenoptik AG............................................. 185,979  2,031,658
   *Joyou AG................................................   5,165     67,165
   *Kampa AG................................................   7,101        329
   *Kloeckner & Co. SE...................................... 457,329  5,786,947
   *Koenig & Bauer AG.......................................  11,324    219,532
   *Kontron AG.............................................. 203,702  1,216,944
  #*Krones AG...............................................  72,618  4,507,035
    KSB AG..................................................   3,584  2,386,411
   *Kuka AG................................................. 102,786  3,987,330
   *KWS Saat AG.............................................  17,224  6,392,026
   #Leifheit AG.............................................  12,500    526,148
   *Leoni AG................................................ 128,630  5,565,878
   *Loewe AG................................................  25,187     88,642
   *Lotto24 AG..............................................     493      2,421
  #*LPKF Laser & Electronics AG.............................  37,486    853,620
  #*Manz AG.................................................   6,961    196,582
   *Masterflex SE...........................................  19,347    134,092
   *Maxdata Computer AG.....................................  94,120     15,463
   *Mediclin AG............................................. 119,554    646,783
  #*Medigene AG.............................................  95,039    130,596
    Mensch und Maschine Software AG.........................   6,949     46,396
   *MLP AG.................................................. 216,957  1,884,575
    Mobotix AG..............................................  13,494    299,037
   *Mologen AG..............................................  26,166    405,610
   *Morphosys AG............................................  79,379  3,359,654
   *MTU Aero Engines Holding AG.............................  26,956  2,570,451
   #Muehlbauer Holding & Co. AG.............................  14,905    478,359
  #*MVV Energie AG.......................................... 114,055  3,819,968
  #*Nemetschek AG...........................................  24,668  1,278,681
    Nexus AG................................................  42,453    510,244
  #*Nordex SE............................................... 208,851  1,120,057
   *NORMA Group AG..........................................  78,859  2,292,214
    OHB AG..................................................  35,659    728,705
   *Oldenburgische Landesbank AG............................   4,234    149,460
    P&I Personal & Informatik AG............................  17,889    751,434
   *Patrizia Immobilien AG.................................. 102,620    911,444
   *Pfeiffer Vacuum Technology AG...........................  37,289  4,645,883
    PNE Wind AG............................................. 193,713    677,833
  #*Praktiker AG............................................ 423,775    856,246
    Progress-Werk Oberkirch AG..............................   7,812    333,772
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie...............................  32,771    767,566
   *Pulsion Medical Systems SE..............................   1,099     16,901
    PVA TePla AG............................................  46,019    156,141

                                     1462

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
   *QSC AG..............................................   413,146 $  1,244,279
   *R Stahl AG..........................................    14,410      565,734
   *Rational AG.........................................    15,420    4,671,252
    REALTECH AG.........................................    11,069       75,629
    Rheinmetall AG......................................   163,815    8,720,157
    Rhoen-Klinikum AG...................................   406,308    8,523,443
   *RIB Software AG.....................................     5,855       34,631
   *S&T AG..............................................     8,181       24,740
   *SAF-Holland SA......................................   205,387    1,677,445
   *Salzgitter AG.......................................   126,385    5,891,441
   *Schaltbau Holding AG................................    12,789      601,470
   *Sedo Holding AG.....................................    64,834      215,764
    Sektkellerei Schloss Wachenheim AG..................     7,479       89,394
   *SER Systems AG......................................     9,400          217
  #*SGL Carbon SE.......................................   229,387    9,799,773
   *SHW AG..............................................     2,734      111,137
  #*Singulus Technologies AG............................   236,814      466,542
    Sinner AG...........................................     2,660       52,398
    Sixt AG.............................................    81,198    1,845,999
    SKW Stahl-Metallurgie Holding AG....................    19,226      344,348
  #*Sky Deutschland AG.................................. 1,121,049    6,817,031
   *SM Wirtschaftsberatung AG...........................    18,126      126,871
  #*SMA Solar Technology AG.............................    32,470      836,539
    SMT Scharf AG.......................................    11,208      378,621
   *Software AG.........................................   175,079    6,740,976
  #*Solarworld AG.......................................   336,956      494,797
   *Stada Arzneimittel AG...............................   252,282    9,297,242
    STINAG Stuttgart Invest AG..........................    35,003      767,845
    Stoehr & Co. AG.....................................     6,000       10,249
   *STRATEC Biomedical AG...............................    29,174    1,514,993
  #*Stroer Out-of-Home Media AG.........................    59,099      667,101
  #*Suss Microtec AG....................................    80,848    1,001,501
   *Symrise AG..........................................   307,713   10,877,297
    Syzygy AG...........................................    30,656      171,866
   #TAG Immobilien AG...................................   455,809    5,525,558
   *Takkt AG............................................   126,507    1,805,804
   *Technotrans AG......................................     1,078       12,281
   #Telegate AG.........................................    16,807      182,006
   *Tipp24 SE...........................................    17,522    1,093,989
  #*Tom Tailor Holding AG...............................    73,003    1,716,064
    Tomorrow Focus AG...................................   113,715      634,292
   *TUI AG..............................................   587,264    6,372,620
    UMS United Medical Systems International AG.........     3,304       46,081
    UmweltBank AG.......................................    17,656      874,233
  #*VBH Holding AG......................................     9,415       29,402
   *Verbio AG...........................................    52,498       99,744
  #*Vossloh AG..........................................    37,975    3,952,752
   *VTG AG..............................................    35,848      679,175
  #*Wacker Chemie AG....................................     1,980      140,851
   *Wacker Neuson SE....................................    59,969      894,960
   *Wanderer-Werke AG...................................     7,903        2,296
   *Washtec AG..........................................     5,625       68,729
   *Wincor Nixdorf AG...................................   121,832    6,361,821
   *Wirecard AG.........................................   371,721    8,467,028
    Wuerttembergische Lebensversicherung AG.............    22,428      509,715
   #XING AG.............................................    11,101      615,375
   *zooplus AG..........................................     4,975      282,707
                                                                   ------------
TOTAL GERMANY...........................................            373,504,375
                                                                   ------------
GREECE -- (2.2%)
   *Aegean Airlines S.A.................................     5,746       18,088

                                     1463

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GREECE -- (Continued)
   *Alfa Alfa Energy S.A..................................     3,810 $    7,191
   *Alpha Bank A.E........................................   674,977  1,167,543
   *Alysida S.A...........................................     2,376      6,423
   *Anek Lines S.A........................................   494,192    125,979
   *Astir Palace Hotels S.A...............................    93,886    554,931
   *Athens Medical Center S.A.............................    75,593     87,239
   *Atlantic Supermarkets S.A.............................    34,730      3,772
   *Attica Bank S.A.......................................   120,802     52,112
    Autohellas S.A........................................    59,308    125,484
   *Babis Vovos International Construction S.A............    21,073      8,698
   *Balafas S.A...........................................    15,200      3,921
   *Bank of Cyprus P.L.C.................................. 4,342,301  1,458,762
    Bank of Greece S.A....................................   133,571  3,075,775
   *Daios Plastics S.A....................................    16,300    110,383
   *Diagnostic & Therapeutic Center of Athens Hygeia S.A..    85,353     68,302
   *Elastron S.A..........................................    65,731     73,738
   *Elektrak S.A..........................................    32,694     72,321
   *Elektroniki Athinon SA................................     7,497      4,886
   *Ellaktor S.A..........................................   544,614  1,508,655
   *Elval - Hellenic Aluminium Industry S.A...............    28,590     83,305
   *Etma Rayon S.A........................................    11,242     21,523
    Euro Reliance General Insurance Co. S.A...............    40,776     62,567
   *Eurobank Ergasias SA..................................   971,907    807,486
   *Euromedica S.A........................................    32,879     24,033
    EYDAP Athens Water Supply & Sewage Co. S.A............   116,677    948,702
   *Folli Follie Group S.A................................   150,049  2,795,990
   *Forthnet S.A..........................................     3,668      3,593
   *Fourlis Holdings S.A..................................   146,787    473,075
   *Frigoglass S.A........................................   115,348    883,830
   *GEK Terna Holding Real Estate Construction S.A........   296,155    976,932
   *Halkor S.A............................................   142,942    214,486
   *Hellenic Cables S.A...................................     7,689     19,739
    Hellenic Exchanges S.A................................   296,505  2,046,079
    Hellenic Petroleum S.A................................   326,121  3,656,883
   *Hellenic Telecommunication Organization Co. S.A.......   707,121  5,945,159
   *Iaso S.A..............................................   206,042    373,004
   *Informatics S.A.......................................     3,778      1,590
   *Intracom Holdings S.A.................................   247,375    205,239
    Intralot S.A.-Integrated Lottery Systems & Services...   551,157  1,549,400
   *Ionian Hotel Enterprises S.A..........................     9,400    159,285
   *Ipirotiki Software & Publications S.A.................    22,110     58,240
    JUMBO S.A.............................................   400,965  3,472,768
    Karelia Tobacco Co., Inc. S.A.........................     2,000    317,342
   *Lamda Development S.A.................................       905      7,325
   *Lan-Net S.A...........................................    12,688     20,673
   *Loulis Mills S.A......................................    25,704     80,136
   *Marfin Investment Group Holdings S.A.................. 2,380,237  1,550,992
    Metka S.A.............................................   101,638  1,548,469
   *Michaniki S.A.........................................   155,442     58,528
    Motor Oil (Hellas) Corinth Refineries S.A.............   246,966  2,850,073
   *Mytilineos Holdings S.A...............................   367,558  2,523,189
   *National Bank of Greece S.A........................... 1,343,567  2,122,226
   *Neorion Holdings S.A..................................    14,991      2,544
    OPAP S.A..............................................   168,712  1,460,641
   *Piraeus Bank S.A...................................... 4,777,477  1,819,094
    Piraeus Port Authority S.A............................    21,267    532,803
   *Promota Hellas S.A....................................     8,860      2,767
   *Proton Bank S.A.......................................   141,214         --
   *Public Power Corp. S.A................................   528,487  4,914,392
   *Real Estate Development & Services S.A................    66,230     71,254
    S&B Industrial Minerals S.A...........................    68,336    520,626

                                     1464

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
GREECE -- (Continued)
   *Sarantis S.A........................................    74,884 $   446,988
   *Selected Textile S.A................................    35,044      21,079
   *Sidenor Steel Products Manufacturing Co. S.A........    79,509     204,504
   *T Bank S.A..........................................   228,007          --
   *Technical Olympic S.A...............................     2,237       6,328
    Terna Energy S.A....................................   144,697     687,022
   *Themeliodomi S.A....................................    37,422      18,800
    Thessaloniki Port Authority S.A.....................     6,936     209,120
    Thessaloniki Water Supply & Sewage Co. S.A..........    15,807     130,282
   *Thrace Plastics Co. S.A.............................    33,856      64,567
   *Titan Cement Co. S.A................................   203,501   3,638,712
   *TT Hellenic Postbank S.A............................   695,353     158,616
   *Viohalco Hellenic Copper & Aluminum Industry S.A....   603,593   3,910,083
                                                                   -----------
TOTAL GREECE............................................            63,216,286
                                                                   -----------
IRELAND -- (2.6%)
    Aer Lingus Group P.L.C..............................   752,359   1,308,299
   *Aminex P.L.C........................................   496,086      35,303
    C&C Group P.L.C. (B010DT8)..........................   399,607   2,613,247
    C&C Group P.L.C. (B011Y09).......................... 1,014,594   6,615,610
    DCC P.L.C. (0242493)................................   308,989  10,107,068
   *DCC P.L.C. (4189477)................................    19,143     626,593
    Donegal Creameries P.L.C............................    21,144      99,011
    Dragon Oil P.L.C....................................   987,262   8,874,394
   *Elan Corp. P.L.C....................................    23,703     250,093
    FBD Holdings P.L.C..................................   125,728   1,860,694
    Fyffes P.L.C........................................   497,844     404,953
    Glanbia P.L.C. (0066950)............................   700,613   7,818,070
   *Glanbia P.L.C. (4058629)............................    69,229     772,893
   *Grafton Group P.L.C.................................   584,079   3,423,419
    IFG Group P.L.C.....................................   271,865     499,629
   *Independent News & Media P.L.C. (B59HWB1)...........   356,791      21,407
   *Independent News & Media P.L.C. (B5TR5N4)...........   318,060      19,002
    Irish Continental Group P.L.C.......................    23,420     629,726
   *Kenmare Resources P.L.C. (0487948).................. 4,136,548   2,183,543
   *Kenmare Resources P.L.C. (4490737)..................   409,813     216,067
   *Kingspan Group P.L.C................................   454,335   5,268,333
   *McInerney Holdings P.L.C............................   697,135          --
    Paddy Power P.L.C. (0258810)........................   180,573  14,965,411
    Paddy Power P.L.C. (4828974)........................    10,071     834,686
   *Providence Resources P.L.C..........................    16,477     163,243
   *Smurfit Kappa Group P.L.C...........................   488,590   6,769,221
    Total Produce P.L.C.................................   344,477     279,976
                                                                   -----------
TOTAL IRELAND...........................................            76,659,891
                                                                   -----------
ISRAEL -- (2.5%)
   *Africa Israel Investments, Ltd......................   326,135     794,987
   *Africa Israel Properties, Ltd.......................    41,910     436,641
    Africa Israel Residences, Ltd.......................       594       6,460
   *Airport City, Ltd...................................   111,530     518,985
   *Allot Communications, Ltd...........................    19,348     264,936
   *Alon Holdings Blue Square Israel, Ltd...............    46,194     117,881
   *AL-ROV Israel, Ltd..................................    16,031     415,053
   *Alrov Properties & Lodgings, Ltd....................     6,567     121,276
   *Alvarion, Ltd.......................................    51,611      26,614
    Amot Investments, Ltd...............................   212,441     545,366
   *AudioCodes, Ltd.....................................   159,083     579,422
    Avgol Industries 1953, Ltd..........................   372,853     351,123
   *Azorim Investment Development & Construction Co.,
     Ltd................................................       722         547
    Babylon, Ltd........................................   134,822     894,253
    Bayside Land Corp...................................     2,554     508,401

                                     1465

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
    Big Shopping Centers 2004, Ltd........................     2,244 $   66,222
   *Biocell, Ltd..........................................    16,731    102,261
   *BioLineRX, Ltd........................................   499,334    236,705
   *Blue Square Real Estate, Ltd..........................     3,962     96,187
   *Cellcom Israel, Ltd...................................   118,056    881,322
   *Ceragon Networks, Ltd.................................    71,706    345,080
   *Clal Biotechnology Industries, Ltd....................   146,663    396,671
   *Clal Industries, Ltd..................................   302,935  1,071,097
    Clal Insurance Enterprises Holdings, Ltd..............    86,517  1,297,321
   *Compugen, Ltd.........................................    38,764    213,667
    Delek Automotive Systems, Ltd.........................   133,907  1,232,788
    Delek Group, Ltd......................................     2,224    549,374
    Delta-Galil Industries, Ltd...........................    36,219    470,746
    Direct Insurance - I.D.I. Insurance Co., Ltd..........    35,764     99,881
    DS Apex Holdings, Ltd.................................    38,130    181,367
   *El Al Israel Airlines, Ltd............................    77,144      9,554
   *Elbit Medical Imaging, Ltd............................    53,265     84,061
   *Elbit Systems, Ltd....................................   112,767  4,335,311
    Electra, Ltd..........................................     6,875    706,572
    Elron Electronic Industries, Ltd......................    59,816    283,369
   *Equital, Ltd..........................................       630      5,597
   *Evogene, Ltd..........................................   102,751    533,673
   *EZchip Semiconductor, Ltd.............................   106,730  3,231,353
   *First International Bank of Israel, Ltd...............    98,118  1,327,496
    FMS Enterprises Migun, Ltd............................    10,300    122,192
   *Formula Systems (1985), Ltd...........................    36,549    623,755
    Frutarom Industries, Ltd..............................   172,711  2,192,738
   *Gilat Satellite Networks, Ltd.........................    88,226    467,935
   *Given Imaging, Ltd....................................    52,350    867,919
    Golf & Co., Ltd.......................................    57,649    154,945
   *Hadera Paper, Ltd.....................................    10,176    483,710
   *Harel Insurance Investments & Finances, Ltd...........    42,210  1,838,333
    Industrial Building Corp., Ltd........................   347,656    497,587
   *Israel Cold Storage & Supply Co., Ltd.................     1,875     24,731
   *Israel Discount Bank, Ltd. Series A................... 2,812,987  4,710,355
   *Israel Land Development Co., Ltd. (The)...............    22,615     81,198
    Ituran Location & Control, Ltd........................    84,441  1,203,974
   *Jerusalem Oil Exploration, Ltd........................    39,274    799,913
   *Kamada, Ltd...........................................   116,979  1,091,728
   *Kardan Yazamut, Ltd...................................    45,763      3,923
    Maabarot Products, Ltd................................    21,999    197,701
    Magic Software Enterprises, Ltd.......................    39,778    182,472
    Matrix IT, Ltd........................................   182,457    836,745
   *Mazor Robotics, Ltd...................................    18,064     43,769
    Melisron, Ltd.........................................    51,844  1,003,973
   *Mellanox Technologies, Ltd............................    86,914  4,414,310
   *Menorah Mivtachim Holdings, Ltd.......................   108,046    957,976
   *Migdal Insurance & Financial Holding, Ltd............. 1,312,188  1,918,889
   *Mizrahi Tefahot Bank, Ltd.............................    64,217    679,972
   *Naphtha Israel Petroleum Corp., Ltd...................   149,334    680,869
    Neto Me Holdings, Ltd.................................     5,411    177,392
   *NICE Systems, Ltd.....................................     2,772    101,867
   *NICE Systems, Ltd. Sponsored ADR......................    25,502    940,769
   *Nitsba Holdings (1995), Ltd...........................   110,727    999,499
   *Nova Measuring Instruments, Ltd.......................    52,672    478,933
   *Oil Refineries, Ltd................................... 3,533,465  1,812,835
   *Ormat Industries, Ltd.................................   293,852  1,735,599
   *Osem Investments, Ltd.................................   136,223  2,255,013
   *Partner Communications Co., Ltd.......................   248,248  1,430,045
   *Paz Oil Co., Ltd......................................    19,592  2,924,684
   *Phoenix Holdings, Ltd. (The)..........................   225,729    599,382

                                     1466

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
ISRAEL -- (Continued)
    Plasson Industries, Ltd............................     10,228 $   315,684
    Rami Levi Chain Stores Hashikma Marketing 2006,
      Ltd..............................................     33,735   1,230,618
   *Retalix, Ltd.......................................     77,067   2,305,228
   *Shikun & Binui, Ltd................................    910,403   1,719,576
   *Space Communication, Ltd...........................     15,118     224,781
   *Strauss Group, Ltd.................................    160,597   1,995,474
   *Suny Electronic, Ltd...............................      2,959       2,090
   *Super-Sol, Ltd. Series B...........................    381,641   1,170,882
   *Tower Semiconductor, Ltd...........................     88,339     736,319
   *Union Bank of Israel, Ltd..........................    130,630     462,980
                                                                   -----------
TOTAL ISRAEL...........................................             73,040,882
                                                                   -----------
ITALY -- (8.2%)
  #*A2A SpA............................................  3,652,248   2,443,421
    ACEA SpA...........................................    280,731   1,819,980
    Acegas-APS SpA.....................................    110,973     877,907
  #*Acotel Group SpA...................................      3,478     125,062
   *Aedes SpA..........................................  1,494,875     122,941
    Aeroporto de Firenze SpA...........................     17,390     239,839
    Alerion Cleanpower SpA.............................     92,062     494,591
  #*Amplifon SpA.......................................    320,929   1,714,047
   *Ansaldo STS SpA....................................    352,492   3,628,480
   *Arnoldo Mondadori Editore SpA......................    427,498     679,747
   *Ascopiave SpA......................................    164,564     274,883
   *Astaldi SpA........................................    258,925   1,948,412
   *Autogrill SpA......................................    439,780   5,392,976
   *Azimut Holding SpA.................................    454,770   7,999,451
  #*Banca Carige SpA...................................  2,896,796   3,244,675
   #Banca Finnat Euramerica SpA........................    685,945     268,461
   *Banca Generali SpA.................................    182,933   3,506,283
    Banca IFIS SpA.....................................    102,347     931,986
  #*Banca Monte Dei Paschi di Siena SpA................  8,733,630   2,917,367
   *Banca Piccolo Credito Valtellinese Scarl...........  1,027,487   1,760,403
   *Banca Popolare dell'Emilia Romagna Scarl...........  1,320,196  11,661,531
  #*Banca Popolare dell'Etruria e del Lazio Scarl......    297,428     237,867
   *Banca Popolare di Milano Scarl..................... 12,995,381   8,725,708
   *Banca Popolare di Sondrio Scarl....................  1,138,397   8,200,297
    Banca Profilo SpA..................................    828,802     301,503
    Banco di Desio e della Brianza SpA.................    232,296     688,532
   *Banco Popolare Scarl...............................  6,317,527  13,162,379
    BasicNet SpA.......................................    105,627     226,248
    Beghelli SpA.......................................    427,981     238,763
   *Biesse SpA.........................................     54,004     196,309
    Bonifica Terreni Ferraresi e Imprese Agricole SpA..     10,867     562,571
   *Brembo SpA.........................................    162,145   2,255,943
   *Brioschi Sviluppo Immobiliare SpA..................    174,780      23,186
   *Buzzi Unicem SpA...................................    291,869   4,256,121
   *C.I.R. SpA - Compagnie Industriali Riunite.........  1,795,934   2,081,020
    Cairo Communication SpA............................     89,082     319,815
    Caltagirone Editore SpA............................      6,277       7,489
    Caltagirone SpA....................................    242,362     434,631
   *Carraro SpA........................................    113,633     332,515
    Cembre SpA.........................................     40,330     380,507
    Cementir Holding SpA...............................    336,239     894,981
    Credito Bergamasco SpA.............................    129,374   2,495,999
   *Credito Emiliano SpA...............................    376,390   2,251,623
    CSP International Fashion Group SpA................      7,505      11,520
   *d'Amico International Shipping S.A.................    110,317      58,532
  #*Danieli & Co. SpA..................................     58,099   1,796,702
    Datalogic SpA......................................     65,558     627,563
   #Davide Campari - Milano SpA........................    428,086   3,341,817

                                     1467

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
ITALY -- (Continued)
   *DeA Capital SpA......................................   241,155 $   463,847
   *Delclima SpA.........................................   238,104     258,401
   *De'Longhi SpA........................................   275,556   4,449,915
   #DiaSorin SpA.........................................    77,818   3,036,295
   *EI Towers SpA........................................    39,294   1,187,990
   *Engineering Ingegneria Informatica SpA...............    18,153     671,496
  #*ERG SpA..............................................   242,145   2,370,520
    Esprinet SpA.........................................   104,855     462,759
  #*Eurotech SpA.........................................   103,698     178,377
    Falck Renewables SpA.................................   452,790     652,059
    Fiera Milano SpA.....................................    37,863     212,331
  #*Finmeccanica SpA..................................... 1,709,605  11,234,777
  #*Fondiaria-Sai SpA....................................   943,740   1,673,329
   *Gas Plus SpA.........................................    14,596      96,749
    Gefran SpA...........................................    31,893     122,943
   *Gemina SpA........................................... 2,562,430   4,413,694
  #*Geox SpA.............................................   343,770   1,208,009
   *Gruppo Ceramiche Ricchetti SpA.......................    19,666       5,456
    Gruppo Editoriale L'Espresso SpA.....................   670,242     861,221
    Gruppo MutuiOnline SpA...............................    51,809     220,462
   *Hera SpA............................................. 1,822,830   3,350,781
   *I Grandi Viaggi SpA..................................    96,491      49,189
    Immsi SpA............................................   743,533     585,252
    Impregilo SpA........................................ 1,252,064   6,494,299
   *Indesit Co. SpA......................................   185,473   1,558,682
    Industria Macchine Automatiche SpA...................    58,626   1,192,174
    Industria Romagnola Conduttori Elettrici SpA.........    43,300      85,335
   *Intek Group SpA...................................... 1,654,192     772,044
  #*Interpump Group SpA..................................   275,866   2,115,667
    Iren SpA............................................. 2,070,565   1,588,634
   *Italcementi SpA......................................   279,135   1,570,699
   *Italmobiliare SpA....................................    46,873     940,077
   *Juventus Football Club SpA........................... 1,130,867     326,845
   *Landi Renzo SpA......................................   203,171     439,588
   *Lottomatica Group SpA................................   185,318   4,581,847
   *Maire Tecnimont SpA..................................   444,091     253,144
  #*Mariella Burani SpA..................................    32,721          --
   *Marr SpA.............................................   131,906   1,477,724
   *Mediaset SpA......................................... 2,909,042   7,642,483
    Mediobanca SpA.......................................     8,209      60,421
   #Mediolanum SpA.......................................   758,652   4,734,822
  #*Milano Assicurazioni SpA............................. 2,324,306   1,301,124
   *Molecular Medicine SpA...............................   229,230     130,972
   *Monrif SpA...........................................   264,814      99,076
    Nice SpA.............................................    40,195     150,282
   *Pagnossin SpA........................................     9,000          --
   *Piaggio & C. SpA.....................................   682,441   1,867,727
   *Pininfarina SpA......................................    70,521     299,053
   *Poltrona Frau SpA....................................   157,545     221,774
  #*Prelios SpA.......................................... 2,389,900     290,732
  #*Premafin Finanziaria SpA.............................   961,257     270,503
   *Prima Industrie SpA..................................       358       4,734
   *Prysmian SpA.........................................   484,563  10,355,719
  #*RCS MediaGroup SpA...................................   450,383     715,125
   *Recordati SpA........................................   408,182   4,178,085
    Reply SpA............................................    12,998     424,264
  #*Retelit SpA..........................................   410,894     282,007
   *Richard-Ginori 1735 SpA..............................     8,489         805
   #Sabaf SpA............................................    24,109     295,151
    SAES Getters SpA.....................................    30,068     288,007
   *Safilo Group SpA.....................................   140,163   1,541,976

                                     1468

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
   *Saras SpA........................................... 1,382,380 $  1,861,774
    SAVE SpA............................................    19,629      239,103
  #*Snai SpA............................................    95,483       92,923
   *Societa Cattolica di Assicurazioni Scrl.............   197,353    3,639,185
   *Societa Iniziative Autostradali e Servizi SpA.......   220,635    2,215,376
    Sogefi SpA..........................................   186,290      569,751
    Sol SpA.............................................   166,511      972,647
   *Sorin SpA........................................... 1,151,064    2,937,754
    Tamburi Investment Partners SpA.....................    37,478       76,334
  #*Telecom Italia Media SpA............................ 1,649,819      365,772
  #*Tiscali SpA......................................... 3,467,783      211,360
  #*Tod's SpA...........................................    47,508    6,484,062
  #*Trevi Finanziaria SpA...............................   154,707    1,105,006
   *Uni Land SpA........................................    51,835           --
   *Unione di Banche Italiane ScpA...................... 1,286,614    6,715,160
  #*Unipol Gruppo Finanziario SpA.......................   970,174    2,798,656
    Vianini Industria SpA...............................    57,659       82,397
    Vianini Lavori SpA..................................   175,180      829,732
   *Vittoria Assicurazioni SpA..........................   121,346      880,706
  #*Yoox SpA............................................   163,646    3,123,647
    Zignago Vetro SpA...................................    85,481      551,843
                                                                   ------------
TOTAL ITALY.............................................            238,233,225
                                                                   ------------
NETHERLANDS -- (5.2%)
   *Aalberts Industries NV..............................   469,415   10,548,918
  #*Accell Group NV.....................................    93,631    1,803,279
   *AFC Ajax NV.........................................    18,134      154,873
  #*AMG Advanced Metallurgical Group NV.................   148,384    1,350,536
  #*Amsterdam Commodities NV............................    75,668    1,506,739
    APERAM NV...........................................   262,538    3,806,116
  #*Arcadis NV..........................................   270,478    7,113,372
   *ASM International NV................................   218,510    8,708,668
   *Atag Group NV.......................................     4,630        1,823
    Ballast Nedam NV....................................       924       14,544
    Batenburg Techniek NV...............................     6,548      120,090
    BE Semiconductor Industries NV......................   156,621    1,255,307
    Beter Bed Holding NV................................    83,857    1,689,981
   *BinckBank NV........................................   287,866    2,786,326
   *Brunel International NV.............................    51,660    2,768,133
   *Crown Van Gelder NV.................................     9,818       63,949
   *CSM NV..............................................   363,574    8,416,759
   *Delta Lloyd NV......................................   543,156   10,698,501
    DOCdata NV..........................................    22,463      405,735
   #Exact Holding NV....................................    64,313    1,407,315
   *Grontmij NV.........................................   280,259    1,245,602
   *Heijmans NV.........................................    79,498      850,966
   *Hunter Douglas NV...................................     8,764      392,905
  #*Kardan NV...........................................    75,774       80,497
   #KAS Bank NV.........................................    54,562      652,804
    Kendrion NV.........................................    41,207    1,038,910
  #*Koninklijke Bam Groep NV............................ 1,194,509    4,994,670
   *Koninklijke Ten Cate NV.............................   140,083    3,796,831
  #*Koninklijke Wessanen NV.............................   380,493    1,196,726
    Macintosh Retail Group NV...........................    52,801      616,488
    Mediq NV............................................   274,364    5,183,361
   #Nederlandsche Apparatenfabriek NV...................    28,810    1,209,539
   *Nutreco NV..........................................   173,920   15,417,107
   *Ordina NV...........................................   330,458      529,537
   *PostNL NV........................................... 1,920,653    5,033,533
   *Roto Smeets Group NV................................    10,320       91,478
  #*Royal Imtech NV.....................................   349,305    9,224,554

                                     1469

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
    Royal Reesink NV....................................     1,239 $    134,679
   *SBM Offshore NV.....................................   823,055   12,603,420
   *Sligro Food Group NV................................   104,091    3,352,463
  #*SNS Reaal Groep NV..................................   705,718      806,652
    Stern Groep NV......................................       795       15,711
   #Telegraaf Media Groep NV............................   164,437    1,955,219
   *TKH Group NV........................................   177,582    4,848,185
  #*TomTom NV...........................................   562,433    2,916,957
   *Unit4 NV............................................   134,022    4,484,877
    USG People NV.......................................   330,320    2,811,331
    Van Lanschot NV.....................................        91        1,816
   *Xeikon NV...........................................    58,445      335,040
                                                                   ------------
TOTAL NETHERLANDS.......................................            150,442,822
                                                                   ------------
NORWAY -- (3.3%)
  #*ABG Sundal Collier Holding ASA...................... 1,155,033      969,640
    AF Gruppen ASA......................................     2,718       27,585
  #*Agasti Holding ASA..................................   227,087       49,883
   *Aker ASA Series A...................................     3,089      131,742
  #*Algeta ASA..........................................   148,632    4,549,896
   *Archer, Ltd.........................................   496,831      574,743
    Arendals Fosse Kompani ASA..........................        90       27,125
   *Atea ASA............................................   296,910    3,527,133
   *Austevoll Seafood ASA...............................   358,040    2,036,717
   *Bakkafrost P/F......................................    13,027      147,266
  #*Bionor Pharma ASA...................................   134,131       54,949
   *Bonheur ASA.........................................    68,100    1,789,473
   #BW Offshore, Ltd.................................... 1,221,619    1,259,515
   *BWG Homes ASA.......................................   346,255      799,322
   *Cermaq ASA..........................................   285,677    4,911,904
  #*Clavis Pharma ASA...................................   139,784      162,228
   *Copeinca ASA........................................   100,907      797,410
   *Deep Sea Supply P.L.C...............................   373,810      723,232
  #*Det Norske Oljeselskap ASA..........................   177,985    2,791,882
   *DNO International ASA............................... 3,907,920    6,668,500
  #*Dockwise, Ltd.......................................    70,575    1,779,246
  #*DOF ASA.............................................   193,535      915,102
   *Ekornes ASA.........................................   112,551    1,970,106
   *Electromagnetic GeoServices ASA.....................   566,149    1,157,656
  #*Eltek ASA........................................... 1,292,456      887,304
    EVRY ASA............................................   267,383      405,200
    Farstad Shipping ASA................................    63,849    1,616,115
  #*Frontline, Ltd......................................   214,780      751,506
    Ganger Rolf ASA.....................................    58,809    1,445,002
  #*Golden Ocean Group, Ltd............................. 1,103,153    1,108,402
   *Grieg Seafood ASA...................................   154,146      352,932
   *Havila Shipping ASA.................................    22,400      103,363
   *Hoegh LNG Holdings, Ltd.............................    27,023      254,857
   *Hurtigruten ASA.....................................   759,030      428,649
   *Intex Resources ASA.................................    45,445       36,932
   *Jason Shipping ASA..................................     5,108        1,677
   *Kongsberg Automotive Holding ASA.................... 1,784,754      505,061
    Kongsberg Gruppen ASA...............................     5,371      129,505
   *Kvaerner ASA........................................   807,447    2,334,152
   *Leroey Seafood Group ASA............................    81,749    2,362,448
   *Morpol ASA..........................................    24,024       50,477
  #*Nordic Semiconductor ASA............................   580,280    1,606,349
  #*Norske Skogindustrier ASA Series A..................   660,997      476,295
    Northern Offshore, Ltd..............................   350,656      634,414
  #*Norwegian Air Shuttle ASA...........................   130,053    3,970,126
   *Norwegian Energy Co. ASA............................   809,521      718,478

                                     1470

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
NORWAY -- (Continued)
   *Odfjell ASA Series A................................    138,810 $   684,676
    Olav Thon Eiendomsselskap ASA.......................     12,852   2,093,207
  #*Opera Software ASA..................................    349,386   2,191,094
  #*Panoro Energy ASA...................................    668,457     341,393
   *PCI Biotech Holding ASA.............................      3,107      17,972
   *Petrolia E & P Holdings.............................     39,774      41,864
  #*Photocure ASA.......................................     35,235     243,962
   *Pronova BioPharma ASA...............................    717,584   1,765,749
    Prosafe ASA.........................................    781,319   7,435,754
   *Q-Free ASA..........................................    139,384     418,850
  #*Renewable Energy Corp. ASA..........................  3,941,817     765,145
  #*Salmar ASA..........................................     34,003     322,370
   *Scana Industrier ASA................................    548,479      49,340
  #*Sevan Drilling AS...................................    467,741     335,973
   *Sevan Marine ASA....................................    129,032     499,554
   *Siem Offshore, Inc. ASA.............................    567,901     855,267
    Solstad Offshore ASA................................     59,124   1,133,633
  #*Songa Offshore SE...................................    845,806     856,847
    SpareBank 1 SMN.....................................    381,031   2,894,990
   *SpareBank 1 SR Bank ASA.............................     98,432     756,410
    Stolt-Nielsen, Ltd..................................     48,015   1,024,582
   *Storebrand ASA......................................    132,651     679,083
   *Tomra Systems ASA...................................    669,803   5,699,664
   #TTS Marine ASA......................................    180,762     312,980
   *Veidekke ASA........................................    333,849   2,817,956
    Wilh Wilhelmsen ASA.................................     60,770     578,545
    Wilh Wilhelmsen Holding ASA.........................     65,996   2,118,143
                                                                    -----------
TOTAL NORWAY............................................             94,936,502
                                                                    -----------
PORTUGAL -- (1.4%)
   *Altri SGPS SA.......................................    594,472   1,489,078
  #*Banco BPI SA........................................  2,123,556   3,656,662
  #*Banco Comercial Portugues SA........................ 38,839,916   5,230,460
   *Banco Espirito Santo SA.............................  6,884,505   9,763,711
   *BANIF - Banco Internacional do Funchal SA...........    686,791     118,430
    Corticeira Amorim SGPS SA...........................    207,426     546,413
    Ibersol SGPS SA.....................................     20,401     150,781
   *Impresa SGPS SA.....................................    267,637     171,859
   *INAPA - Investimentos Participacoes e Gestao SA.....    231,736      69,450
   #Mota-Engil SGPS SA..................................    359,581   1,056,485
    Novabase SGPS SA....................................     65,729     249,891
   *ParaRede SGPS SA....................................     63,073      13,696
   *Portucel SA.........................................    881,646   3,408,763
    REN - Redes Energeticas Nacionais SGPS SA...........    832,962   2,616,354
   *SAG GEST - Solucoes Automovel Globais SGPS SA.......    197,021      74,869
   *Sociedade de Investimento e Gestao SGPS SA..........    315,078   3,037,317
   *Sonae Capital SGPS SA...............................     22,716       6,137
  #*Sonae Industria SGPS SA.............................    443,755     365,826
   *Sonae SGPS SA.......................................  3,774,580   3,738,034
   *Sonaecom SGPS SA....................................    565,634   1,129,124
    Sumol & Compal SA...................................     67,967     103,448
   *Teixeira Duarte SA..................................    734,737     517,358
   *Toyota Caetano Portugal SA..........................     53,308      98,800
   *Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA.................................    746,473   3,193,921
                                                                    -----------
TOTAL PORTUGAL..........................................             40,806,867
                                                                    -----------
RUSSIA -- (0.1%)
   *Alliance Oil Co., Ltd. SDR..........................    318,480   2,787,926
   *Black Earth Farming, Ltd. SDR.......................     18,447      30,133
                                                                    -----------
TOTAL RUSSIA............................................              2,818,059
                                                                    -----------

                                     1471

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
SPAIN -- (4.6%)
   #Abengoa SA...........................................   199,714 $  601,486
  #*Abengoa SA Series B..................................   798,856  2,139,880
   *Acciona SA...........................................    13,059  1,050,640
  #*Acerinox SA..........................................   319,312  3,538,352
   *Adolfo Dominguez SA..................................    17,918    111,307
    Adveo Group International SA.........................    47,385    687,906
  #*Almirall SA..........................................   227,566  2,813,783
   *Amper SA.............................................    96,925    234,516
    Antena 3 de Television SA............................   307,606  1,812,293
   *Azkoyen SA...........................................    61,293    128,468
   *Banco de Sabadell SA.................................    78,166    209,712
  #*Banco Espanol de Credito SA..........................    30,648    157,677
   *Banco Popular Espanol SA.............................     8,984      8,124
  #*Bankinter SA......................................... 1,154,065  6,281,149
   *Baron de Ley SA......................................    13,910    908,898
   #Bolsas y Mercados Espanoles SA.......................   310,963  8,710,563
  #*Caja de Ahorros del Mediterraneo SA..................   116,412         --
  #*Campofrio Food Group SA..............................    95,179    620,570
  #*Cementos Portland Valderrivas SA.....................    46,232    246,861
  #*Cie Automotive SA....................................   131,131    916,415
   *Codere SA............................................    76,958    411,912
    Compania Vinicola del Norte de Espana SA.............    16,119    318,926
   *Construcciones y Auxiliar de Ferrocarriles SA........     7,820  3,916,152
   *Deoleo SA............................................ 1,893,651    760,982
    Dinamia Capital Privado Sociedad de Capital
      Riesgo SA..........................................    20,438    140,732
   *Distribuidora Internacional de Alimentacion SA.......    49,319    364,079
   *Duro Felguera SA.....................................   276,209  2,005,544
   *Ebro Foods SA........................................   373,198  7,566,205
  #*Elecnor SA...........................................   198,254  2,537,399
   *Ence Energia y Celulosa SA...........................   925,182  2,770,416
   *Ercros SA............................................   364,347    255,318
    Faes Farma SA........................................   956,019  2,973,865
   *Fersa Energias Renovables SA.........................    93,691     45,145
    Fluidra SA...........................................    51,811    189,152
  #*Fomento de Construcciones y Contratas SA.............   205,076  2,776,157
  #*Gamesa Corp Tecnologica SA........................... 1,113,758  2,633,291
  #*Grupo Catalana Occidente SA..........................   191,220  4,114,629
  #*Grupo Ezentis SA (5762253)........................... 1,110,703    257,187
   *Grupo Ezentis SA (B9GRG21)...........................   377,590     87,670
   *Grupo Tavex SA.......................................   243,970     77,846
    Iberpapel Gestion SA.................................    26,071    500,116
  #*Indra Sistemas SA....................................   462,730  6,062,719
  #*Inmobiliaria Colonial SA.............................   108,920    217,215
    Inmobiliaria del Sur SA..............................     2,902     16,344
   *Jazztel P.L.C........................................   969,815  6,665,893
   *La Seda de Barcelona SA..............................    80,921    136,618
    Laboratorios Farmaceuticos Rovi SA...................    60,258    475,579
  #*Mediaset Espana Comunicacion SA......................   772,677  5,822,305
   *Melia Hotels International SA........................   232,123  1,895,157
    Miquel y Costas & Miquel SA..........................    36,030  1,152,138
   *Natra SA.............................................    86,085    156,042
   *Natraceutical SA.....................................    79,532     16,480
  #*NH Hoteles SA........................................   521,131  2,048,635
   *Nicolas Correa SA....................................    12,627     14,173
   *Obrascon Huarte Lain SA..............................   185,341  5,631,789
    Papeles y Cartones de Europa SA......................   226,938    786,610
   #Pescanova SA.........................................    65,593  1,472,485
    Prim SA..............................................    39,424    276,794
  #*Promotora de Informaciones SA Series A............... 1,297,266    484,344
  #*Prosegur Cia de Seguridad SA.........................   875,740  5,481,439
   *Realia Business SA...................................   297,777    380,773

                                     1472

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SPAIN -- (Continued)
  #*Sacyr Vallehermoso SA................................. 720,218 $  1,654,714
   *Service Point Solutions SA............................ 203,301       39,122
   *Sociedad Nacional Industrias Aplicaciones Celulosa
     Espanola SA.......................................... 227,522      210,415
   *Solaria Energia y Medio Ambiente SA...................  98,171      106,294
   *Tecnicas Reunidas SA.................................. 129,933    6,604,604
    Telecomunicaciones y Energia SA....................... 146,125      256,128
  #*Tubacex SA............................................ 473,513    1,612,876
    Tubos Reunidos SA..................................... 475,679    1,205,537
   *Vidrala SA............................................  75,628    2,444,606
   #Viscofan SA........................................... 205,149   10,729,110
   *Vocento SA............................................ 196,990      323,114
   *Vueling Airlines SA...................................  72,219      763,280
  #*Zeltia SA............................................. 830,418    1,532,682
                                                                   ------------
TOTAL SPAIN...............................................          132,557,337
                                                                   ------------
SWEDEN -- (9.1%)
   *Aarhuskarlshamn AB.................................... 111,342    4,738,796
   *Acando AB............................................. 282,290      700,306
   *Active Biotech AB..................................... 172,401    1,303,415
    AddNode Group AB......................................  22,291      138,711
  #*AddTech AB Series B...................................  78,157    2,375,555
   *AF AB Series B........................................ 131,076    3,173,521
   *Anoto Group AB........................................  80,647       32,333
    AQ Group AB...........................................  24,343      176,125
   *Arise Windpower AB....................................  19,174       79,831
   *Atrium Ljungberg AB Series B..........................  31,807      446,212
   *Avanza Bank Holding AB................................  77,172    1,882,099
   *Axfood AB.............................................  94,702    3,917,914
  #*Axis Communications AB................................ 183,851    4,557,254
    B&B Tools AB Series B.................................  97,917    1,071,317
    BE Group AB........................................... 215,340      653,585
   #Beiger Electronics AB.................................  54,398      563,064
    Beijer Alma AB........................................  87,433    1,692,276
   *Betsson AB............................................ 137,066    4,595,199
    Bilia AB Series A..................................... 113,425    1,958,152
  #*BillerudKorsnas AB.................................... 650,260    6,923,867
   *BioGaia AB Series B...................................  61,099    1,624,048
    Biotage AB............................................ 143,915      194,802
  #*Bjorn Borg AB.........................................  86,437      541,950
   *Bong Ljungdahl AB.....................................  24,140       36,053
   *Boras Waefveri AB Series B............................   6,564        1,363
   *Bure Equity AB........................................ 326,825    1,212,569
   *Byggmax Group AB...................................... 150,938      853,446
    Cantena AB............................................  56,202      638,390
   *Castellum AB.......................................... 739,664   10,907,397
   *Catella AB............................................ 214,370      217,995
   *CDON Group AB.........................................  90,507      507,156
   *Cision AB.............................................  11,445      100,629
  #*Clas Ohlson AB Series B............................... 160,047    2,390,211
   *Cloetta AB............................................  59,529      135,325
  #*Concentric AB......................................... 202,603    1,818,805
    Concordia Maritime AB Series B........................  78,854      128,628
   #Connecta AB...........................................  40,724      312,039
   *Corem Property Group AB Class B.......................   1,868        5,835
   *CyberCom Group AB..................................... 191,193       46,699
   *Dios Fastigheter AB...................................   6,261       36,382
    DORO AB...............................................  94,731      399,588
    Duni AB............................................... 140,875    1,285,959
    East Capital Explorer AB..............................  47,726      399,863
   *Elekta AB Series B....................................  80,876    1,199,097
  #*Enea AB...............................................  63,008      462,887

                                     1473

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
  #*Eniro AB.............................................   420,612 $   960,922
   *Fabege AB............................................   585,887   6,399,668
    Fagerhult AB.........................................    18,323     534,628
   *Fastighets AB Balder Series B........................   279,717   1,904,158
    Fenix Outdoor AB.....................................     6,455     184,964
    G & L Beijer AB Series B.............................    59,578   1,085,210
    Gunnebo AB...........................................   190,542     818,630
   *Hakon Invest AB......................................   223,572   4,586,805
  #*Haldex AB............................................   218,520   1,305,379
    Heba Fastighets AB Series B..........................    43,722     452,382
   *Hexpol AB............................................   115,947   6,412,778
   *HIQ International AB.................................   254,170   1,542,107
    HMS Networks AB......................................     7,040     119,921
   *Hoganas AB Series B..................................   115,764   4,790,484
   *Holmen AB Series B...................................   273,916   8,444,304
    Hufvudstaden AB Series A.............................   189,483   2,449,724
   *Husqvarna AB Series A................................    37,223     240,739
   *Husqvarna AB Series B................................ 1,434,072   9,271,670
   *Industrial & Financial Systems AB Series B...........    89,522   1,524,019
  #*Indutrade AB.........................................    55,294   1,810,472
   *Intrum Justitia AB...................................   291,001   4,708,857
  #*JM AB................................................   372,482   7,658,400
  #*KappAhl AB........................................... 1,664,824   1,242,497
   *Karo Bio AB..........................................   505,337      34,292
   *Karolinska Development AB Series B...................     2,664       8,029
    Klovern AB...........................................   387,861   1,671,022
    KNOW IT AB...........................................    75,523     590,569
   *Kungsleden AB........................................   675,368   4,173,226
    Lagercrantz Group AB Series B........................    76,298     935,200
   *Lindab International AB..............................   330,563   2,364,053
   *Loomis AB Series B...................................   318,925   5,300,638
   *Meda AB Series A.....................................   857,997  10,022,417
  #*Medivir AB Series B..................................   134,776   1,632,665
   *Mekonomen AB.........................................    93,177   3,317,911
   *Micronic Mydata AB...................................   390,070     734,303
   *Modern Times Group AB Series B.......................     5,409     197,929
    MQ Holding AB........................................    38,605     114,598
    NCC AB Series A......................................    23,020     535,824
   *NCC AB Series B......................................   364,909   8,507,192
    Nederman Holding AB..................................     3,537      78,730
   *Net Entertainment NE AB Series B.....................   138,086   1,842,238
  #*Net Insight AB Series B.............................. 1,189,130     308,714
   #New Wave Group AB Series B...........................   197,176     905,550
  #*NIBE Industrier AB Series B..........................   347,939   5,476,299
  #*Nobia AB.............................................   666,139   4,045,350
   *Nolato AB Series B...................................    88,207   1,209,176
  #*Nordic Mines AB......................................   533,532     127,940
    Nordnet AB Series B..................................   401,993   1,296,588
    OEM International AB Series B........................    45,688     470,166
  #*Orexo AB.............................................    76,505     671,947
   *Oriflame Cosmetics SA SDR............................    47,573   1,557,963
   *PA Resources AB...................................... 2,515,097      31,792
   *Partnertech AB.......................................    23,874      75,150
  #*Peab AB Series B.....................................   714,633   3,725,730
    Poolia AB Series B...................................    25,108      43,027
   #Pricer AB Series B...................................   452,718     619,620
    ProAct IT Group AB...................................    37,892     598,305
   #Probi AB.............................................    28,553     149,401
    Proffice AB Series B.................................   262,115     912,078
   *Ratos AB Series B....................................    30,644     295,452
   *RaySearch Laboratories AB............................    70,129     271,496

                                     1474

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
    Readsoft AB Series B................................    87,941 $    304,897
   *Rederi AB Transatlantic.............................   112,133      114,642
   *Rezidor Hotel Group AB..............................   353,696    1,550,269
   *RNB Retail & Brands AB..............................   411,548       80,992
   #Rottneros AB........................................   207,512       78,449
    Saab AB Series B....................................   253,955    5,494,446
    Sagax AB............................................     3,119      100,877
  #*SAS AB..............................................   581,421    1,241,842
   *Sectra AB...........................................    22,874      173,440
   *Securitas AB Series B............................... 1,133,353   10,590,735
   *Semcon AB...........................................    63,596      550,818
    Sigma AB Series B...................................    20,898       15,875
    Sintercast AB.......................................    13,048       86,759
    Skistar AB..........................................    97,008    1,265,924
  #*SSAB AB Series A....................................   824,806    6,815,163
   *SSAB AB Series B....................................   338,248    2,417,428
    Studsvik AB.........................................    18,714       92,404
   *Sweco AB Series B...................................   187,009    2,161,490
   *Swedish Orphan Biovitrum AB.........................   612,905    3,661,496
    Swedol AB Class B...................................    29,796       99,375
   *Systemair AB........................................    19,970      300,050
  #*TradeDoubler AB.....................................   181,607      382,747
  #*Transmode Holding AB................................    18,396      224,158
   *Trelleborg AB Series B..............................   999,202   12,821,987
   *Unibet Group P.L.C. SDR.............................   132,830    4,576,977
    Uniflex AB Series B.................................    17,950       90,216
    VBG AB Series B.....................................       137        2,076
    Vitrolife AB........................................    60,303      386,369
   *Wallenstam AB Series B..............................   399,066    4,971,713
   *Wihlborgs Fastigheter AB............................   289,738    4,640,999
   *Xvivo Perfusion AB..................................    39,315      123,674
                                                                   ------------
TOTAL SWEDEN............................................            265,156,233
                                                                   ------------
SWITZERLAND -- (11.8%)
    Acino Holding AG....................................    16,820    1,745,456
   *Advanced Digital Broadcast Holdings SA..............     2,024       29,538
   *AFG Arbonia-Forster Holding AG......................    62,577    1,699,988
   *Allreal Holding AG..................................    46,247    7,013,036
   *Alpiq Holding AG....................................       369       46,543
    ALSO-Actebis Holding AG.............................    16,195      851,392
   *Ams AG..............................................    35,754    4,398,431
    APG SGA SA..........................................     6,204    1,383,846
   *Aryzta AG...........................................   100,078    5,619,964
   *Ascom Holding AG....................................   160,822    1,806,732
   *Autoneum Holding AG.................................    15,956      956,131
   #Bachem Holdings AG..................................    24,136    1,002,477
   *Baloise Holding AG..................................    13,573    1,228,285
   *Bank Coop AG........................................    31,671    1,887,066
   *Banque Cantonale de Geneve SA.......................     4,021      935,090
    Banque Cantonale du Jura SA.........................     4,442      310,722
   *Banque Cantonale Vaudoise AG........................     4,230    2,261,072
    Banque Privee Edmond de Rothschild SA...............       157    3,056,113
    Barry Callebaut AG..................................     1,496    1,504,133
   *Basilea Pharmaceutica AG............................    19,008    1,052,466
   #Basler Kantonalbank AG..............................       849       91,991
   *Belimo Holdings AG..................................     1,851    3,686,107
    Bell AG.............................................       205      482,615
    Bellevue Group AG...................................    27,519      271,159
  #*Berner Kantonalbank AG..............................    23,232    6,541,329
    BKW AG..............................................    28,730      997,461
   *Bobst Group AG......................................    39,980    1,244,463

                                     1475

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWITZERLAND -- (Continued)
   *Bossard Holding AG...................................     9,964 $ 1,637,658
   *Bucher Industries AG.................................    33,342   6,993,047
   *Burckhardt Compression Holding AG....................     9,474   3,338,851
    Burkhalter Holding AG................................     1,384     480,315
    Calida Holding AG....................................     6,147     193,285
    Carlo Gavazzi Holding AG.............................     1,069     235,798
    Centralschweizerische Kraftwerke AG..................       122      44,248
   *Cham Paper Holding AG................................       791     146,792
  #*Charles Voegele Holding AG...........................    36,028     728,122
   *Cicor Technologies...................................     4,952     143,057
   *Cie Financiere Tradition SA..........................     8,061     461,736
  #*Clariant AG.......................................... 1,021,075  13,935,663
    Coltene Holding AG...................................    16,093     613,851
    Conzzeta AG..........................................     1,345   2,589,039
   *Cosmo Pharmaceuticals SpA............................     1,287      62,904
   *Daetwyler Holding AG.................................    29,754   3,069,942
   *Dufry AG.............................................    77,241  10,537,400
  #*EFG International AG.................................   207,528   2,438,257
   *ELMA Electronic AG...................................       440     199,418
   *Emmi AG..............................................    13,244   3,639,941
   *EMS-Chemie Holding AG................................    12,741   3,234,989
   *Energiedienst Holding AG.............................    71,249   3,070,135
   *Flughafen Zuerich AG.................................    15,560   6,923,831
   *Forbo Holding AG.....................................     6,983   4,689,950
   *Galenica Holding AG..................................    18,828  11,221,215
   *GAM Holding AG.......................................   786,581  12,964,109
   *Gategroup Holding AG.................................    88,404   2,216,910
   *George Fisher AG.....................................    17,097   7,302,864
    Gurit Holding AG.....................................     1,799     818,562
   *Helvetia Holding AG..................................    23,877   9,724,741
   *Huber & Suhner AG....................................    38,338   1,947,819
   *Implenia AG..........................................    65,242   3,224,986
   *Inficon Holding AG...................................     6,899   1,893,166
    Interroll Holding AG.................................     2,404   1,027,251
   *Intershop Holding AG.................................     4,933   1,770,707
    Jungfraubahn Holding AG..............................     1,406     100,427
   *Kaba Holding AG......................................    11,858   5,001,725
   *Kardex AG............................................    21,055     605,520
    Komax Holding AG.....................................    12,495   1,144,756
   *Kudelski SA..........................................   181,131   2,087,791
   *Kuoni Reisen Holding AG Series B.....................    14,723   4,474,988
   *LEM Holding SA.......................................     3,667   2,291,118
   *Liechtensteinische Landesbank AG.....................    11,590     398,452
   *LifeWatch AG.........................................    50,089     398,050
   #Logitech International SA............................   676,961   4,549,582
    Lonza Group AG.......................................   230,831  13,583,169
   *Luzerner Kantonalbank AG.............................    17,399   6,774,865
   *MCH Group AG.........................................       203      11,822
  #*Metall Zug AG........................................       427     948,742
  #*Meyer Burger Technology AG...........................   222,481   2,069,954
   *Micronas Semiconductor Holding AG....................   155,041   1,435,761
    Mikron Holding AG....................................       585       3,622
   *Mobilezone Holding AG................................   138,514   1,467,801
   *Mobimo Holding AG....................................    26,411   6,179,799
   *Myriad Group AG......................................    61,429     158,056
  #*Nobel Biocare Holding AG.............................   478,680   5,013,776
   *OC Oerlikon Corp. AG.................................   637,624   7,828,939
   *Orascom Development Holding AG.......................    16,970     215,724
    Orell Fuessli Holding AG.............................     4,930     508,662
    Orior AG.............................................    16,049     921,375
    Panalpina Welttransport Holding AG...................    42,327   4,264,536

                                     1476

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
SWITZERLAND -- (Continued)
   *Parco Industriale e Immobiliare SA................       600 $        2,308
   *Phoenix Mecano AG.................................     3,100      1,500,027
    PSP Swiss Property AG.............................   148,327     14,217,538
   *PubliGroupe SA....................................     8,975      1,430,677
   *Rieters Holdings AG...............................    15,956      3,117,588
   *Romande Energie Holding SA........................     2,714      3,368,411
    Schaffner Holding AG..............................     2,066        523,077
  #*Schmolz & Bickenbach AG...........................   139,656        393,674
   *Schweiter Technologies AG.........................     4,424      2,682,989
   *Schweizerische
     National-Versicherungs-Gesellschaft AG...........    56,962      2,801,257
   *Siegfried Holding AG..............................    13,144      1,657,928
    Societa Elettrica Sopracenerina SA................     2,340        473,671
   *St. Galler Kantonalbank AG........................    10,056      4,277,052
  #*Straumann Holding AG..............................    24,168      3,251,999
    Sulzer AG.........................................    15,947      2,507,815
   *Swiss Life Holding AG.............................   102,976     15,494,058
   *Swisslog Holding AG............................... 1,010,299      1,254,014
   *Swissquote Group Holding SA.......................    47,450      1,652,390
   *Tamedia AG........................................    14,891      1,767,528
   *Tecan Group AG....................................    36,792      3,488,036
   *Temenos Group AG..................................   151,121      3,093,279
   *Tornos Holding AG.................................    38,028        256,803
   *U-Blox AG.........................................    20,523        969,360
   *Valartis Group AG.................................       936         22,463
    Valiant Holding AG................................    47,292      4,699,038
   *Valora Holding AG.................................    14,152      3,098,158
   *Vaudoise Assurances Holding SA....................     3,946      1,388,442
    Verwaltungs und Privat-Bank AG....................     8,892        674,353
    Vetropack Holding AG..............................       664      1,349,094
    Villars Holding SA................................       150         78,877
  #*Von Roll Holding AG...............................   199,580        445,018
   *Vontobel Holdings AG..............................   121,104      3,903,254
    VZ Holding AG.....................................       801        109,668
   *Walliser Kantonalbank AG..........................     1,416      1,328,886
    WMH Walter Meier Holding AG.......................     4,738      1,267,842
    Ypsomed Holdings AG...............................     7,781        486,399
    Zehnder Group AG..................................    39,704      1,876,526
   *Zueblin Immobilien Holding AG.....................   261,040        797,449
   *Zug Estates Holding AG Class B....................       280        384,575
    Zuger Kantonalbank AG.............................       623      3,356,009
                                                                 --------------
TOTAL SWITZERLAND.....................................              343,510,707
                                                                 --------------
UNITED STATES -- (0.0%)
   *Prothena Corp. P.L.C..............................       900          5,411
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,572,410,717
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR........................   122,950             --
   *Deceuninck NV STRIP VVPR..........................   247,412             --
   *Nyrstar NV STRIP VVPR.............................   178,031             --
   *RealDolmen NV STRIP VVPR (5640683)................        20             --
   *RealDolmen NV STRIP VVPR (B3B08L5)................     6,067             --
   *SAPEC SA STRIP VVPR...............................        75             --
   *Tessenderlo Chemie NV STRIP VVPR..................     9,955             --
   *Zenitel NV STRIP VVPR.............................     8,654             --
                                                                 --------------
TOTAL BELGIUM.........................................                       --
                                                                 --------------
GERMANY -- (0.0%)
   *Sky Deutschland AG Rights 02/04/13................ 1,121,049          1,522
                                                                 --------------

                                     1477

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
ITALY -- (0.0%)
   *Molecular Medicine SpA Rights 02/08/13..........     246,784 $          972
  #*Seat Pagine Gialle SpA Warrants 08/31/14........   2,988,837          3,060
                                                                 --------------
TOTAL ITALY.........................................                      4,032
                                                                 --------------
SPAIN -- (0.0%)
   *Faes Farma SA Rights 01/09/13...................          36              2
                                                                 --------------
SWEDEN -- (0.0%)
   *PA Resources AB Rights 01/23/13.................  15,090,582        261,089
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                    266,645
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (11.5%)
(S)@DFA Short Term Investment Fund..................  28,522,040    330,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $4,362,769) to be
     repurchased at $4,277,244...................... $     4,277      4,277,224
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                334,277,224
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,633,384,872)^^...........................             $2,906,954,586
                                                                 ==============

                                     1478

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                 -------- -------------- ------- --------------
Common Stocks
   Austria......................       -- $   67,815,344   --    $   67,815,344
   Belgium......................       --     89,662,043   --        89,662,043
   Denmark......................       --     98,617,218   --        98,617,218
   Finland......................       --    177,355,554   --       177,355,554
   France.......................       --    284,071,961   --       284,071,961
   Germany......................       --    373,504,375   --       373,504,375
   Greece.......................       --     63,216,286   --        63,216,286
   Ireland......................       --     76,659,891   --        76,659,891
   Israel....................... $940,769     72,100,113   --        73,040,882
   Italy........................       --    238,233,225   --       238,233,225
   Netherlands..................       --    150,442,822   --       150,442,822
   Norway.......................       --     94,936,502   --        94,936,502
   Portugal.....................       --     40,806,867   --        40,806,867
   Russia.......................       --      2,818,059   --         2,818,059
   Spain........................       --    132,557,337   --       132,557,337
   Sweden.......................       --    265,156,233   --       265,156,233
   Switzerland..................       --    343,510,707   --       343,510,707
   United States................    5,411             --   --             5,411
Rights/Warrants
   Belgium......................       --             --   --                --
   Germany......................       --          1,522   --             1,522
   Italy........................       --          4,032   --             4,032
   Spain........................       --              2   --                 2
   Sweden.......................       --        261,089   --           261,089
Securities Lending Collateral...       --    334,277,224   --       334,277,224
                                 -------- --------------   --    --------------
TOTAL........................... $946,180 $2,906,008,406   --    $2,906,954,586
                                 ======== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1479

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (88.2%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B.......................        -- $        --
                                                                    -----------
BRAZIL -- (5.9%)
    AES Tiete SA.........................................    42,245     395,221
    All America Latina Logistica SA......................   377,131   1,641,964
    Amil Participacoes SA................................   119,903   1,879,816
    Arteris SA...........................................    94,600     983,838
    Banco Bradesco SA....................................   427,700   7,601,026
    Banco do Brasil SA...................................   543,454   6,658,939
    Banco Santander Brasil SA............................    52,300     384,762
    Banco Santander Brasil SA ADR........................   680,184   5,046,965
    BM&F Bovespa SA...................................... 1,689,608  11,827,723
    BR Malls Participacoes SA............................   293,123   3,794,768
   #BRF - Brasil Foods SA ADR............................   564,360  12,528,792
    CCR SA...............................................   658,768   6,798,244
    Centrais Eletricas Brasileiras SA....................    70,900     253,500
   #Centrais Eletricas Brasileiras SA ADR................    86,923     549,353
    Centrais Eletricas Brasileiras SA Sponsored ADR......   100,200     355,710
    CETIP SA - Mercados Organizados......................   147,600   1,856,720
    Cia de Saneamento Basico do Estado de Sao Paulo......    22,000     990,986
    Cia de Saneamento Basico do Estado de Sao Paulo ADR..    58,636   2,609,888
    Cia Energetica de Minas Gerais SA....................    46,775     505,720
    Cia Hering SA........................................   108,600   2,065,819
   *Cia Paranaense de Energia SA.........................     7,400      96,544
    Cia Siderurgica Nacional SA..........................   633,652   3,420,674
    Cielo SA.............................................   218,496   6,179,585
    Cosan SA Industria e Comercio........................   130,069   3,069,899
    CPFL Energia SA......................................    62,260     634,684
   #CPFL Energia SA ADR..................................    26,753     554,055
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................   295,797   2,606,893
    Duratex SA...........................................   208,900   1,451,867
    EcoRodovias Infraestrutura e Logistica SA............   121,988   1,079,383
    Embraer SA...........................................   164,400   1,358,064
   #Embraer SA ADR.......................................    86,000   2,835,420
    Energias do Brazil SA................................   236,900   1,450,178
  #*Fibria Celulose SA Sponsored ADR.....................   514,098   6,343,969
    Gerdau SA............................................   128,907     994,306
   *Guararapes Confeccoes SA.............................     4,109     224,893
   *Hypermarcas SA.......................................   939,724   8,116,731
    Itau Unibanco Holding SA.............................   197,642   3,325,876
   *JBS SA...............................................   701,336   2,687,219
    Localiza Rent a Car SA...............................   103,500   1,902,277
    Lojas Americanas SA..................................    96,510     820,506
    Lojas Renner SA......................................    97,500   3,902,742
    M. Dias Branco SA....................................    23,900     948,271
    MRV Engenharia e Participacoes SA....................   203,540   1,165,218
    Multiplan Empreendimentos Imobiliarios SA............    65,800   1,901,619
    Multiplus SA.........................................    38,657     830,853
    Natura Cosmeticos SA.................................   117,400   3,165,882
    OdontoPrev SA........................................     7,800      39,757
    Oi SA................................................   179,758     916,236
    Oi SA ADR (670851104)................................     7,319      36,815
   #Oi SA ADR (670851203)................................   107,889     443,424
    Petroleo Brasileiro SA...............................    98,000     897,150
    Petroleo Brasilerio SA ADR........................... 1,246,739  22,790,389
    Porto Seguro SA......................................   121,199   1,454,619
    Raia Drogasil SA.....................................   172,800   1,930,750
    Souza Cruz SA........................................   320,870   5,309,296
    Telefonica Brasil SA.................................     3,735      82,339

                                     1480

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
    Terna Participacoes SA.............................     98,100 $  1,157,682
    Tim Participacoes SA...............................    288,200    1,273,588
    Tim Participacoes SA ADR...........................     47,642    1,048,124
    Totvs SA...........................................     89,075    1,939,982
    Tractebel Energia SA...............................    111,900    1,988,671
    Usinas Siderurgicas de Minas Gerais SA.............     39,100      218,929
   #Vale SA Sponsored ADR..............................  1,102,733   22,242,125
    WEG SA.............................................    248,866    3,156,831
                                                                   ------------
TOTAL BRAZIL...........................................             196,724,069
                                                                   ------------
CHILE -- (1.7%)
    AES Gener SA.......................................  1,316,671      905,159
    Aguas Andinas SA Series A..........................  1,468,296    1,087,249
   #Banco de Chile SA Series F ADR.....................     34,582    3,439,180
    Banco de Credito e Inversiones SA..................     26,330    2,055,349
   #Banco Santander Chile SA ADR.......................    124,303    3,753,951
    CAP SA.............................................     55,691    2,061,264
    Cencosud SA........................................    740,464    4,609,636
   *CFR Pharmaceuticals SA.............................  1,293,670      340,367
    Cia Cervecerias Unidas SA..........................      8,013      128,703
    Cia Cervecerias Unidas SA ADR......................     35,892    1,146,749
   *Colbun SA..........................................  5,081,989    1,605,576
    Corpbanca SA....................................... 94,605,487    1,354,948
   #Corpbanca SA ADR...................................     22,366      481,764
    E.CL SA............................................    346,010      819,250
    Embotelladora Andina SA Series A ADR...............     23,068      714,877
    Embotelladora Andina SA Series B ADR...............     19,587      777,212
    Empresa Nacional de Electricidad SA Sponsored ADR..     86,185    4,448,008
    Empresas CMPC SA...................................    899,329    3,491,984
    Empresas Copec SA..................................    370,176    5,733,683
    Enersis SA Sponsored ADR...........................    270,752    5,320,277
    ENTEL Chile SA.....................................     87,440    1,901,676
    Inversiones Aguas Metropolitanas SA................     70,279      145,388
   #Latam Airlines Group SA Sponsored ADR..............    179,633    4,399,212
    Molibdenos y Metales SA............................     16,633      292,921
    Ripley Corp. SA....................................    650,492      706,666
    S.A.C.I. Falabella SA..............................    352,696    4,108,351
    Sigdo Koppers SA...................................    338,893      873,658
    Sonda SA...........................................    271,475      921,621
                                                                   ------------
TOTAL CHILE............................................              57,624,679
                                                                   ------------
CHINA -- (14.8%)
   #Agile Property Holdings, Ltd.......................  1,754,000    2,502,188
    Agricultural Bank of China, Ltd. Series H.......... 14,912,000    8,101,182
    Air China, Ltd. Series H...........................  1,312,000    1,125,180
  #*Aluminum Corp. of China, Ltd. ADR..................    112,680    1,352,160
  #*Angang Steel Co., Ltd. Series H....................  1,422,000    1,054,835
   #Anhui Conch Cement Co., Ltd. Series H..............    797,500    3,131,138
    Bank of China, Ltd. Series H....................... 54,772,100   27,057,689
   #Bank of Communications Co., Ltd. Series H..........  5,151,515    4,380,062
    BBMG Corp. Series H................................    753,500      705,201
    Beijing Capital International Airport Co., Ltd.
      Series H.........................................    198,000      165,373
    Beijing Enterprises Holdings, Ltd..................    668,972    4,831,926
    Belle International Holdings, Ltd..................  2,719,000    6,082,502
   *Brilliance China Automotive Holdings, Ltd..........  1,576,000    2,123,915
  #*BYD Co., Ltd. Series H.............................    415,886    1,406,830
    China Agri-Industries Holdings, Ltd................  2,545,662    1,555,390
    China BlueChemical, Ltd. Series H..................  1,502,000    1,081,082
    China CITIC Bank Corp., Ltd. Series H..............  5,827,928    3,990,910
    China Coal Energy Co., Ltd. Series H...............  3,184,777    3,556,365
    China Communications Construction Co., Ltd.
      Series H.........................................  3,342,000    3,414,816

                                     1481

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    China Communications Services Corp., Ltd. Series H..  2,892,000 $ 1,763,367
    China Construction Bank Corp. Series H.............. 50,081,590  43,201,952
  #*China COSCO Holdings Co., Ltd. Series H.............  1,911,500     988,548
   *China Eastern Airlines Corp., Ltd. ADR..............      2,800      62,804
   *China Eastern Airlines Corp., Ltd. Series H.........    870,000     396,364
   #China Foods, Ltd....................................    472,000     409,218
   #China Life Insurance Co., Ltd. ADR..................    323,770  16,198,213
   #China Longyuan Power Group Corp. Series H...........  1,387,000   1,162,374
    China Mengniu Dairy Co., Ltd........................    805,000   2,355,055
    China Merchants Bank Co., Ltd. Series H.............  2,871,534   6,905,664
    China Merchants Holdings International Co., Ltd.....    979,321   3,477,435
   #China Minsheng Banking Corp., Ltd. Series H.........  4,072,000   5,867,641
   #China Mobile, Ltd. Sponsored ADR....................    757,872  41,455,598
    China Molybdenum Co., Ltd. Series H.................    170,322      94,824
   #China National Building Material Co., Ltd. Series H.  2,083,916   3,336,762
    China Oilfield Services, Ltd. Series H..............    950,000   2,056,877
   #China Overseas Land & Investment, Ltd...............  2,588,000   8,043,405
    China Pacific Insurance Group Co., Ltd. Series H....  1,245,200   4,882,186
    China Petroleum & Chemical Corp. ADR................    106,449  12,928,231
    China Petroleum & Chemical Corp. Series H...........  2,542,000   3,084,190
   #China Railway Construction Corp., Ltd. Series H.....  2,554,000   2,771,297
    China Railway Group, Ltd. Series H..................  2,017,000   1,150,266
   #China Resources Cement Holdings, Ltd................  1,416,000     905,227
    China Resources Enterprise, Ltd.....................  1,025,000   3,675,153
    China Resources Gas Group, Ltd......................    510,000   1,133,491
   #China Resources Land, Ltd...........................  1,430,000   4,345,635
    China Resources Power Holdings Co., Ltd.............    978,000   2,718,618
    China Shenhua Energy Co., Ltd. Series H.............  2,230,500   9,620,176
  #*China Shipping Container Lines Co., Ltd. Series H...  4,653,000   1,439,550
   #China Shipping Development Co., Ltd. Series H.......  1,414,000     779,094
    China Southern Airlines Co., Ltd. ADR...............     10,900     323,839
    China Southern Airlines Co., Ltd. Series H..........    980,000     589,226
    China State Construction International Holdings,
      Ltd...............................................  1,068,000   1,402,104
   *China Taiping Insurance Holdings Co., Ltd...........    536,800   1,134,247
   #China Telecom Corp., Ltd. ADR.......................     49,067   2,681,512
    China Telecom Corp., Ltd. Series H..................  2,804,000   1,530,815
    China Unicom Hong Kong, Ltd. ADR....................    470,600   7,524,894
   *Chongqing Rural Commercial Bank Series H............     26,000      15,466
   #Citic Pacific, Ltd..................................  1,669,000   2,693,142
    CNOOC, Ltd..........................................  1,170,000   2,410,731
   #CNOOC, Ltd. ADR.....................................    105,160  21,592,503
    COSCO Pacific, Ltd..................................  2,165,997   3,526,186
   *Country Garden Holdings Co., Ltd....................  3,626,769   1,932,402
   #CSR Corp., Ltd. Series H............................  1,251,000   1,031,138
    Datang International Power Generation Co., Ltd.
      Series H..........................................  1,532,000     674,983
   #Dongfang Electric Corp., Ltd. Series H..............    229,600     447,439
    Dongfeng Motor Group Co., Ltd. Series H.............  1,918,000   3,139,337
    ENN Energy Holdings, Ltd............................    476,000   2,292,610
   #Evergrande Real Estate Group, Ltd...................  4,080,000   2,161,134
    Fosun International, Ltd............................  1,717,441   1,202,604
   #GCL-Poly Energy Holdings, Ltd.......................  5,633,814   1,539,685
   #Geely Automobile Holdings, Ltd......................  2,550,000   1,338,712
   #Golden Eagle Retail Group, Ltd......................    414,000     895,960
    Great Wall Motor Co., Ltd. Series H.................    703,500   2,873,713
    Guangdong Investment, Ltd...........................  1,564,000   1,298,356
   #Guangshen Railway Co., Ltd. Sponsored ADR...........     29,254     624,573
    Guangzhou Automobile Group Co., Ltd. Series H.......  1,852,259   1,555,585
   #Guangzhou Pharmaceutical Co., Ltd. Series H.........    112,000     258,776
   #Guangzhou R&F Properties Co., Ltd. Series H.........  1,225,600   2,230,816
   *Haier Electronics Group Co., Ltd....................    506,000     842,299
    Hengan International Group Co., Ltd.................    450,500   4,521,813

                                     1482

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
   *Huadian Power International Corp. Series H.........    856,000 $    361,683
    Huaneng Power International, Inc. ADR..............     34,452    1,401,163
    Huaneng Power International, Inc. Series H.........    274,000      282,421
    Industrial & Commercial Bank of China, Ltd.
      Series H......................................... 45,200,185   34,040,697
    Jiangsu Express Co., Ltd. Series H.................    764,000      788,754
    Jiangxi Copper Co., Ltd. Series H..................    888,000    2,410,872
    Kunlun Energy Co., Ltd.............................  1,964,000    4,086,905
    Lenovo Group, Ltd..................................  3,789,278    3,951,833
    Longfor Properties Co., Ltd........................    942,000    1,774,005
  #*Maanshan Iron & Steel Co., Ltd. Series H...........  1,620,000      501,400
  #*Metallurgical Corp of China, Ltd. Series H.........  2,646,000      549,498
    New World China Land, Ltd..........................  2,554,000    1,277,927
   #Nine Dragons Paper Holdings, Ltd...................  1,905,000    1,675,087
    PetroChina Co., Ltd. ADR...........................    145,110   20,634,642
    PICC Property & Casualty Co., Ltd. Series H........  1,608,000    2,452,788
   #Ping An Insurance Group Co. of China, Ltd.
     Series H..........................................  1,230,500   11,056,113
    Shandong Weigao Group Medical Polymer Co., Ltd.
      Series H.........................................    812,000      782,256
    Shanghai Electric Group Co., Ltd. Series H.........  2,392,000      993,329
    Shanghai Industrial Holdings, Ltd..................    701,274    2,499,820
   #Shimao Property Holdings, Ltd......................  1,956,371    4,331,109
   #Sino-Ocean Land Holdings, Ltd......................  2,300,315    1,840,415
    Sinopec Shanghai Petrochemical Co., Ltd. Series H.. 952,000 353,324 Sinopec Shanghai Petrochemical Co., Ltd.
      Sponsored ADR....................................      6,545      239,089
   #Sinopec Yizheng Chemical Fibre Co., Ltd. Series H..    888,000      221,046
   #Sinopharm Group Co., Ltd. Series H.................    480,800    1,475,733
    Soho China, Ltd....................................  2,899,263    2,617,161
   *Sun Art Retail Group, Ltd..........................    989,500    1,439,135
    Tencent Holdings, Ltd..............................    665,500   23,243,823
    Tingyi (Cayman Islands) Holding Corp...............  1,192,000    3,355,905
   #Tsingtao Brewery Co., Ltd. Series H................    178,000    1,031,136
    Uni-President China Holdings, Ltd..................    759,000      890,511
    Want Want China Holdings, Ltd......................  3,614,000    4,778,653
   #Weichai Power Co., Ltd. Series H...................    325,200    1,341,967
    Wumart Stores, Inc. Series H.......................    108,000      216,209
   #Yanzhou Coal Mining Co., Ltd. Series H.............    228,000      388,503
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR........    105,796    1,811,228
    Zhaojin Mining Industry Co., Ltd. Series H.........    553,000      833,661
    Zhejiang Expressway Co., Ltd. Series H.............    876,000      779,278
   #Zhongsheng Group Holdings, Ltd.....................    231,000      345,578
   #Zhuzhou CSR Times Electric Co., Ltd. Series H......    276,000      882,626
   #Zijin Mining Group Co., Ltd. Series H..............  3,693,000    1,422,260
   #Zoomlion Heavy Industry Science & Technology Co.,
     Ltd. Series H.....................................    866,000    1,178,692
   #ZTE Corp. Series H.................................    460,838      895,783
                                                                   ------------
TOTAL CHINA............................................             488,548,577
                                                                   ------------
COLOMBIA -- (0.7%)
    Almacenes Exito SA.................................    122,048    2,330,407
    Banco de Bogota SA.................................      4,768      150,392
    Bancolombia SA.....................................     70,253    1,201,346
    Bancolombia SA Sponsored ADR.......................     64,224    4,464,210
   *Cementos Argos SA..................................    155,751      964,995
   #Ecopetrol SA Sponsored ADR.........................    192,927   12,212,279
   *Empresa de Energia de Bogota SA....................    437,378      328,882
    Grupo Aval Acciones y Valores SA...................    422,408      302,160
    Grupo Nutresa SA...................................      7,131      100,333
   *Interconexion Electrica SA ESP.....................    209,669    1,190,409
   *Isagen SA ESP......................................    474,323      657,220
                                                                   ------------
TOTAL COLOMBIA.........................................              23,902,633
                                                                   ------------
CZECH REPUBLIC -- (0.4%)
    CEZ A.S............................................    198,179    6,426,932

                                     1483

THE EMERGING MARKETS SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
CZECH REPUBLIC -- (Continued)
    Komercni Banka A.S.....................................  14,730 $ 2,982,309
    Philip Morris CR A.S...................................     276     167,240
    Telefonica Czech Republic A.S.......................... 142,100   2,459,066
   *Unipetrol A.S..........................................   3,160      28,476
                                                                    -----------
TOTAL CZECH REPUBLIC.......................................          12,064,023
                                                                    -----------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E.
      Sponsored GDR........................................ 225,178   1,159,667
   *Egyptian Financial Group-Hermes Holding GDR............     563       1,928
   *Orascom Construction Industries GDR....................  19,579     731,001
   *Orascom Telecom Holding S.A.E. GDR..................... 357,754   1,164,844
                                                                    -----------
TOTAL EGYPT................................................           3,057,440
                                                                    -----------
HUNGARY -- (0.4%)
    EGIS Pharmaceuticals P.L.C.............................   2,156     185,408
    Magyar Telekom Telecommunications P.L.C................ 327,521     618,487
   #MOL Hungarian Oil & Gas P.L.C..........................  40,682   3,502,416
   #OTP Bank P.L.C......................................... 237,504   5,107,443
    Richter Gedeon NYRT....................................  13,851   2,385,355
   *Tisza Chemical Group P.L.C.............................  23,991     193,829
                                                                    -----------
TOTAL HUNGARY..............................................          11,992,938
                                                                    -----------
INDIA -- (7.7%)
    ABB, Ltd...............................................  46,035     563,228
    ACC, Ltd...............................................  45,064   1,122,823
    Adani Enterprises, Ltd................................. 179,122     851,320
   *Adani Power, Ltd....................................... 646,499     745,694
    Aditya Birla Nuvo, Ltd.................................  33,850     725,559
    Allahabad Bank, Ltd.................................... 168,800     518,308
    Ambuja Cements, Ltd.................................... 692,303   2,634,080
    Andhra Bank, Ltd.......................................  59,863     126,156
    Apollo Hospitals Enterprise, Ltd.......................  56,015     852,184
    Ashok Leyland, Ltd..................................... 667,374     306,271
    Asian Paints, Ltd......................................  26,431   2,236,408
    Axis Bank, Ltd......................................... 227,042   6,430,513
    Bajaj Auto, Ltd........................................  88,932   3,398,949
    Bajaj Finserv, Ltd.....................................  38,658     617,098
    Bajaj Holdings & Investment, Ltd.......................  25,105     456,710
    Bank of India.......................................... 111,989     743,992
    Bharat Electronics, Ltd................................  13,836     330,862
    Bharat Forge, Ltd......................................  64,036     276,907
    Bharat Heavy Electricals, Ltd.......................... 477,494   2,053,568
    Bharat Petroleum Corp., Ltd............................ 148,062   1,144,961
    Bharti Airtel, Ltd..................................... 712,612   4,521,847
    Bhushan Steel, Ltd.....................................  46,387     389,898
    Bosch, Ltd.............................................  11,944   2,067,737
    Cadila Healthcare, Ltd.................................  25,295     412,935
    Cairn India, Ltd....................................... 401,975   2,450,933
    Canara Bank............................................  81,642     737,260
    Cipla, Ltd............................................. 316,148   2,417,506
    Colgate-Palmolive (India), Ltd.........................  24,548     622,167
    Container Corp. of India...............................  27,307     475,390
    Coromandel International, Ltd..........................  44,218     187,079
    Corporation Bank.......................................   6,356      54,550
    Crisil, Ltd............................................   6,575     124,756
    Crompton Greaves, Ltd.................................. 169,046     339,349
    Cummins India, Ltd.....................................  49,959     459,849
    Dabur India, Ltd....................................... 495,434   1,242,861
   *Dish TV (India), Ltd................................... 218,853     297,375
    Divi's Laboratories, Ltd...............................  33,413     659,418

                                     1484

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    DLF, Ltd.............................................   376,202 $ 1,970,867
    Dr. Reddy's Laboratories, Ltd........................    18,968     685,950
    Dr. Reddy's Laboratories, Ltd. ADR...................    74,598   2,681,052
   *Emami, Ltd...........................................    20,774     229,180
    Engineers India, Ltd.................................    66,837     276,972
   *Essar Oil, Ltd.......................................   373,818     613,768
    Exide Industries, Ltd................................   217,474     501,719
    Federal Bank, Ltd....................................    83,714     800,515
    GAIL India, Ltd......................................   161,525   1,047,710
    GAIL India, Ltd. GDR.................................    28,791   1,128,218
    Gillette India, Ltd..................................     2,685     118,051
    GlaxoSmithKline Pharmaceuticals, Ltd.................    24,027     922,341
    Glenmark Pharmaceuticals, Ltd........................   101,902     960,905
   *GMR Infrastructure, Ltd..............................   684,313     244,248
    Godrej Consumer Products, Ltd........................    60,621     816,399
    Godrej Industries, Ltd...............................    63,331     365,282
    Grasim Industries, Ltd...............................     6,300     355,559
    Havells India, Ltd...................................    13,283     163,642
    HCL Technologies, Ltd................................   112,399   1,455,429
    HDFC Bank, Ltd....................................... 1,348,029  16,312,722
    Hero Honda Motors, Ltd. Series B.....................    32,865   1,113,442
    Hindalco Industries, Ltd.............................   914,963   1,993,533
    Hindustan Petroleum Corp, Ltd........................    52,170     323,367
    Hindustan Unilever, Ltd..............................   769,678   6,800,578
    Hindustan Zinc, Ltd..................................    68,949     166,454
    ICICI Bank, Ltd. Sponsored ADR.......................   208,679   9,557,498
    IDBI Bank, Ltd.......................................   346,191     696,083
   *Idea Cellular, Ltd...................................   805,036   1,706,162
    IDFC, Ltd............................................   601,656   1,922,419
    Indian Bank..........................................   126,858     480,909
    Indian Oil Corp., Ltd................................   256,953   1,575,178
    Indian Overseas Bank.................................    62,877      96,064
    IndusInd Bank, Ltd...................................    51,381     420,264
    Infosys, Ltd.........................................   214,112  11,247,221
   #Infosys, Ltd. Sponsored ADR..........................   135,241   7,129,906
    ITC, Ltd............................................. 1,921,995  11,102,944
    Jaiprakash Associates, Ltd........................... 1,336,264   2,190,416
   *Jaiprakash Power Ventures, Ltd.......................   454,730     302,959
    Jindal Steel & Power, Ltd............................   373,815   2,948,388
    JSW Energy, Ltd......................................   535,368     714,878
    JSW Steel, Ltd.......................................   124,632   2,058,300
   *Jubilant Foodworks, Ltd..............................    18,139     409,064
    Kotak Mahindra Bank, Ltd.............................   218,254   2,793,132
    Larsen & Toubro, Ltd.................................   185,052   5,374,851
    LIC Housing Finance, Ltd.............................    53,635     285,210
    Lupin, Ltd...........................................   134,973   1,539,659
    Mahindra & Mahindra, Ltd.............................   298,575   5,008,309
    Mangalore Refinery & Petrochemicals, Ltd.............   399,619     481,447
    Marico, Ltd..........................................   116,346     495,341
    Maruti Suzuki India, Ltd.............................    33,769   1,008,078
    Motherson Sumi Systems, Ltd..........................   107,196     396,664
    Mphasis, Ltd.........................................    60,703     424,723
    Mundra Port & Special Economic Zone, Ltd.............   223,856     643,655
    National Aluminium Co., Ltd..........................   109,139     101,169
    Nestle India, Ltd....................................     7,109     635,580
    NHPC, Ltd............................................ 1,958,803   1,069,452
    NTPC, Ltd............................................   375,265   1,107,212
    Oberoi Realty, Ltd...................................     9,540      52,147
    Oil & Natural Gas Corp., Ltd.........................   699,873   4,486,153
    Oil India, Ltd.......................................    78,487     795,575
   *Oracle Financial Services Software, Ltd..............    19,531   1,167,827

                                     1485

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Oriental Bank of Commerce..........................     85,829 $    540,514
    Petronet LNG, Ltd..................................    158,647      451,750
    Pidilite Industries, Ltd...........................    108,321      475,140
    Piramal Enterprises, Ltd...........................     60,551      640,016
    Power Grid Corp. of India, Ltd.....................    741,612    1,536,288
    Proctor & Gamble Hygiene & Health Care, Ltd........      7,710      363,304
   *Ranbaxy Laboratories, Ltd..........................    131,027    1,108,397
    Reliance Capital, Ltd..............................     97,310      869,803
    Reliance Communications, Ltd.......................    523,134      815,402
    Reliance Energy, Ltd...............................    111,967    1,085,910
    Reliance Industries, Ltd...........................  1,432,266   23,893,498
    *Reliance Power, Ltd...............................    517,114      899,141
    Rural Electrification Corp., Ltd...................     47,495      216,183
   *Satyam Computer Services, Ltd......................    401,693      904,715
    Sesa Goa, Ltd......................................    563,951    1,977,289
    Shree Cement, Ltd..................................      5,263      442,114
    Shriram Transport Finance Co., Ltd.................     76,457    1,132,368
    Siemens, Ltd.......................................     18,316      224,639
    SJVN, Ltd..........................................    381,249      162,272
    State Bank of India................................    114,835    5,251,590
    Steel Authority of India, Ltd......................    383,707      624,250
    Sterlite Industries (India), Ltd...................  1,725,980    3,687,429
    Sun Pharmaceuticals Industries, Ltd................    276,489    3,719,437
    Sun TV Network, Ltd................................     57,384      511,028
    Tata Chemicals, Ltd................................     85,384      573,635
    Tata Communications, Ltd...........................     36,123      157,259
    Tata Consultancy Services, Ltd.....................    408,400   10,316,846
    Tata Motors, Ltd...................................    679,237    3,774,584
   #Tata Motors, Ltd. Sponsored ADR....................     81,024    2,238,693
    Tata Power Co., Ltd................................    763,990    1,449,988
    Tata Steel, Ltd....................................    265,956    2,035,395
    Tata Tea, Ltd......................................    245,594      691,509
    Tech Mahindra, Ltd.................................     21,607      405,096
    Titan Industries, Ltd..............................    144,838      764,913
    Torrent Power, Ltd.................................     79,357      254,025
    Ultratech Cement, Ltd..............................     40,093    1,434,367
   *Unitech, Ltd.......................................  1,237,337      862,219
    United Breweries, Ltd..............................     39,822      550,319
    United Phosphorus, Ltd.............................    135,349      340,317
    United Spirits, Ltd................................     69,742    2,365,437
    Wipro, Ltd.........................................    438,772    3,390,515
   *Wockhardt, Ltd.....................................     13,512      444,189
    Yes Bank, Ltd......................................    161,542    1,585,155
    Zee Entertainment Enterprises, Ltd.................    356,748    1,552,717
                                                                   ------------
TOTAL INDIA............................................             254,788,896
                                                                   ------------
INDONESIA -- (2.9%)
    PT Adaro Energy Tbk................................ 12,163,000    2,061,337
    PT AKR Corporindo Tbk..............................    878,500      349,748
    PT Astra Agro Lestari Tbk..........................    377,000      729,786
    PT Astra International Tbk......................... 16,950,110   12,797,672
    PT Bank Central Asia Tbk........................... 10,102,000   10,008,824
    PT Bank Danamon Indonesia Tbk......................  3,627,079    2,271,183
    PT Bank Mandiri Persero Tbk........................  8,432,617    7,839,536
    PT Bank Negara Indonesia Persero Tbk...............  7,266,222    2,929,016
   *PT Bank Pan Indonesia Tbk..........................  7,175,000      486,880
    PT Bank Rakyat Indonesia Persero Tbk...............  9,575,500    7,820,070
   *PT Bank Tabungan Pensiunan Nasional Tbk............    768,500      390,609
    PT Bayan Resources Tbk.............................     79,500       73,474
   *PT Bhakti Investama Tbk............................ 13,972,500      710,589
    PT Bumi Serpong Damai Tbk..........................  5,554,500      799,177

                                     1486

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDONESIA -- (Continued)
    PT Charoen Pokphand Indonesia Tbk...................  5,893,500 $ 2,350,796
    PT Global Mediacom Tbk..............................  5,984,000   1,337,225
    PT Gudang Garam Tbk.................................    415,500   2,212,300
    PT Harum Energy Tbk.................................    621,000     382,597
    PT Holcim Indonesia Tbk.............................  1,498,000     477,203
    PT Indo Tambangraya Megah Tbk.......................    307,500   1,309,020
    PT Indocement Tunggal Prakarsa Tbk..................  1,207,000   2,695,540
   *PT Indofood CBP Sukses Makmur Tbk...................    998,500     821,161
    PT Indofood Sukses Makmur Tbk.......................  4,294,000   2,659,814
   *PT Indomobil Sukses Internasional Tbk...............     35,000      18,507
    PT Indosat Tbk......................................    885,000     618,427
    PT Indosat Tbk ADR..................................      1,674      58,339
   *PT Inovisi Infracom Tbk.............................     51,500      36,765
    PT Jasa Marga Persero Tbk...........................  1,362,000     768,795
    PT Kalbe Farma Tbk.................................. 16,942,500   1,894,566
    PT Lippo Karawaci Tbk............................... 20,550,000   2,174,695
   *PT Mayorah Indah Tbk................................     47,500     100,358
    PT Media Nusantara Citra Tbk........................  3,283,000     801,419
   *PT Panasia Indo Resources Tbk.......................     75,100       6,323
    PT Perusahaan Gas Negara Persero Tbk................  7,484,000   3,592,922
   *PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk................................................  2,878,500     651,419
    PT Semen Indonesia (Persero) Tbk....................  2,453,500   3,970,586
    PT Sinar Mas Agro Resources & Technology Tbk........  1,116,500     791,972
   *PT Sumber Alfaria Trijaya Tbk.......................      4,000       2,179
   *PT Surya Citra Media Tbk............................  1,346,000     328,938
    PT Tambang Batubara Bukit Asam Persero Tbk..........    702,500   1,119,758
    PT Telekomunikasi Indonesia Persero Tbk.............  7,835,140   7,847,330
   *PT Tower Bersama Infrastructure Tbk.................    947,000     573,566
    PT Unilever Indonesia Tbk...........................  1,381,500   3,128,703
    PT United Tractors Tbk..............................  1,408,696   2,864,002
    PT Vale Indonesia Tbk...............................  2,957,000     834,544
    PT XL Axiata Tbk....................................  2,017,500   1,036,737
                                                                    -----------
TOTAL INDONESIA.........................................             96,734,407
                                                                    -----------
ISRAEL -- (0.0%)
   *IDB Holding Corp., Ltd..............................         --           1
   *Koor Industries, Ltd................................          1           8
   *Osem Investments, Ltd...............................          1           9
                                                                    -----------
TOTAL ISRAEL............................................                     18
                                                                    -----------
MALAYSIA -- (3.5%)
    Affin Holdings Berhad...............................    318,200     336,967
    AirAsia Berhad......................................  1,135,500   1,014,883
    Alliance Financial Group Berhad.....................  1,087,800   1,495,077
    AMMB Holdings Berhad................................  1,364,959   2,794,532
    Axiata Group Berhad.................................  2,221,275   4,504,439
    Batu Kawan Berhad...................................     63,000     373,660
    Berjaya Land Berhad.................................     95,000      25,367
    Berjaya Sports Toto Berhad..........................    725,024   1,015,448
    Boustead Holdings Berhad............................    359,386     559,838
    British American Tobacco Malaysia Berhad............    102,200   1,886,887
   *Bumi Armada Berhad..................................    478,200     580,377
    CIMB Group Holdings Berhad..........................  4,105,054   9,525,501
    Dialog Group Berhad.................................  1,127,300     838,340
    DiGi.Com Berhad.....................................  2,767,720   4,382,878
    DRB-Hicom Berhad....................................    784,000     648,547
    Fraser & Neave Holdings Berhad......................     61,000     358,927
    Gamuda Berhad.......................................  1,545,400   1,850,435
    Genting (Malaysia) Berhad...........................  2,851,400   3,368,659
    Genting Berhad......................................  1,894,300   5,790,778
    Genting Plantations Berhad..........................    239,300     634,330

                                     1487

THE EMERGING MARKETS SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
MALAYSIA -- (Continued)
    Hong Leong Bank Berhad............................    507,160 $  2,323,946
    Hong Leong Financial Group Berhad.................    209,629      928,434
    IJM Corp. Berhad..................................  1,180,581    1,915,859
    IOI Corp. Berhad..................................  2,849,805    4,558,916
    Kuala Lumpur Kepong Berhad........................    423,700    2,959,483
    Kulim (Malaysia) Berhad...........................    470,200      545,402
    Lafarge Malayan Cement Berhad.....................    266,080      795,678
    Malayan Banking Berhad............................  3,514,067   10,042,947
    Malaysia Airports Holdings Berhad.................    257,627      457,046
   *Malaysia Marine and Heavy Engineering Holdings
     Berhad...........................................    210,900      286,152
    Maxis Berhad......................................  1,579,100    3,237,827
   *MISC Berhad.......................................  1,391,098    1,992,005
    MMC Corp. Berhad..................................  1,092,100      856,776
    Multi-Purpose Holdings Berhad.....................     39,300       41,623
    Nestle (Malaysia) Berhad..........................    189,300    3,553,165
    Parkson Holdings Berhad...........................    557,120      866,627
    Petronas Chemicals Group Berhad...................  2,194,100    4,202,218
    Petronas Dagangan Berhad..........................    241,400    1,770,948
    Petronas Gas Berhad...............................    468,300    2,798,975
    PPB Group Berhad..................................    394,500    1,581,333
    Public Bank Berhad................................     67,739      338,330
    Public Bank Berhad Foreign Market Shares..........    940,101    4,695,712
    RHB Capital Berhad................................    636,983    1,586,463
   *Sapurakencana Petroleum Berhad....................  1,809,800    1,701,446
    Shell Refining Co. Federation of Malaysia Berhad..    125,200      330,888
    Sime Darby Berhad.................................  2,342,720    7,014,902
    Telekom Malaysia Berhad...........................    792,900    1,416,534
    Tenaga Nasional Berhad............................  2,144,050    4,834,663
   *UEM Land Holdings Berhad..........................  1,468,537    1,040,066
    UMW Holdings Berhad...............................    475,466    1,858,073
    United Plantations Berhad.........................     33,700      281,712
    YTL Corp. Berhad..................................  5,406,186    2,869,390
    YTL Power International Berhad....................  1,575,940      771,057
                                                                  ------------
TOTAL MALAYSIA........................................             116,440,466
                                                                  ------------
MEXICO -- (5.9%)
    Alfa S.A.B. de C.V. Series A......................  2,900,600    7,003,635
    America Movil S.A.B. de C.V. Series L............. 30,952,095   39,047,363
    America Movil S.A.B. de C.V. Series L ADR.........     22,528      566,804
   #Arca Continental S.A.B. de C.V....................    349,300    2,663,719
   *Cemex S.A.B. de C.V...............................    301,238      327,664
   *Cemex S.A.B. de C.V. Sponsored ADR................  1,144,044   12,412,877
   #Coca-Cola Femsa S.A.B. de C.V. Series L...........    298,900    4,730,127
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR......      1,250      197,600
   #Controladora Comercial Mexicana S.A.B. de C.V.
     Series B.........................................    301,613    1,099,030
   *Corporacion Interamericana de Entramiento S.A.B.
     de C.V. Series B.................................      8,726        6,348
    El Puerto de Liverpool S.A.B. de C.V. Series C-1..    143,597    1,592,435
    Fomento Economico Mexicano S.A.B. de C.V..........  1,793,669   19,383,238
  #*Genomma Lab Internacional S.A.B. de C.V. Series B.    264,900      605,029
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR.............................................      3,339      207,819
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Series B........................................    148,279      924,805
    Grupo Aeroportuario del Sureste S.A.B. de C.V.
      ADR.............................................     34,897    4,167,051
   #Grupo Bimbo S.A.B. de C.V. Series A...............  1,538,500    3,987,037
    Grupo Carso S.A.B. de C.V. Series A-1.............    639,132    3,106,536
    Grupo Comercial Chedraui S.A. de C.V..............    140,976      489,523
    Grupo Elektra S.A.B. de C.V.......................     16,732      778,395
    Grupo Financiero Banorte S.A.B. de C.V. Series O..  1,606,379   11,056,127
    Grupo Financiero Inbursa S.A.B. de C.V. Series O..  1,863,628    5,225,358
    Grupo Industrial Maseca S.A.B. de C.V. Series B...    198,186      243,162
    Grupo Mexico S.A.B. de C.V. Series B..............  3,579,616   13,316,647
   #Grupo Modelo S.A.B. de C.V. Series C..............    661,784    5,647,332

                                     1488

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
MEXICO -- (Continued)
   *Grupo Qumma S.A. de C.V. Series B...................     1,591 $         23
   #Grupo Televisa S.A.B................................ 1,704,800    9,554,689
    Grupo Televisa S.A.B. Sponsored ADR.................   134,040    3,754,460
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V............................... 2,373,426    4,993,405
  #*Industrias CH S.A.B. de C.V. Series B...............   178,389    1,470,651
   #Industrias Penoles S.A.B. de C.V....................    99,638    4,885,041
    Kimberly Clark de Mexico S.A.B. de C.V. Series A.... 1,823,400    5,136,944
    Mexichem S.A.B. de C.V. Series *....................   747,341    4,226,151
  #*Minera Frisco S.A.B. de C.V. Series A-1.............   783,633    3,368,218
   *OHL Mexico S.A.B. de C.V............................   154,561      350,098
    Organizacion Soriana S.A.B. de C.V. Series B........ 1,112,075    4,308,497
   *Savia S.A. de C.V. Series A.........................   120,000        7,550
   #Wal-Mart de Mexico S.A.B. de C.V. Series V.......... 4,203,055   13,602,922
                                                                   ------------
TOTAL MEXICO............................................            194,444,310
                                                                   ------------
PERU -- (0.4%)
   *Cementos Pacasmayo S.A. ADR.........................       600        8,052
    Cia de Minas Buenaventura S.A. ADR..................   100,100    2,961,959
    Credicorp, Ltd......................................    62,859    9,851,891
                                                                   ------------
TOTAL PERU..............................................             12,821,902
                                                                   ------------
PHILIPPINES -- (1.2%)
    Aboitiz Equity Ventures, Inc........................ 1,519,900    2,077,201
    Aboitiz Power Corp.................................. 1,446,200    1,355,004
    Alliance Global Group, Inc.......................... 6,710,300    3,119,887
    Ayala Corp. Series A................................   174,775    2,443,494
    Ayala Land, Inc..................................... 4,735,418    3,375,500
    Bank of the Philippine Islands......................   844,014    2,077,907
   *BDO Unibank, Inc.................................... 1,519,961    2,873,971
    DMCI Holdings, Inc..................................   618,930      836,629
    Energy Development Corp............................. 5,785,300    1,017,685
   *Filipina Water Bottling Corp........................ 2,006,957           --
   *First Gen Corp......................................   563,900      366,563
    Globe Telecom, Inc..................................    29,325      775,404
    International Container Terminal Services, Inc......   723,570    1,353,477
    JG Summit Holdings, Inc.............................   168,900      165,836
    Jollibee Foods Corp.................................   354,660      956,735
    Manila Electric Co..................................   126,130      900,700
    Metro Bank & Trust Co...............................   881,923    2,285,456
    Metro Pacific Investments Corp...................... 7,894,000    1,010,748
    Philippine Long Distance Telephone Co...............    35,545    2,447,859
   *Robinson's Land Corp. Series B...................... 1,486,300      782,584
    San Miguel Corp.....................................   418,720    1,156,537
    Security Bank Corp..................................   181,170      773,860
   *Semirara Mining Corp................................   112,800      682,298
    SM Investments Corp.................................   173,960    4,068,094
    SM Prime Holdings, Inc.............................. 4,714,210    2,031,346
    Universal Robina Corp...............................   879,930    1,892,515
                                                                   ------------
TOTAL PHILIPPINES.......................................             40,827,290
                                                                   ------------
POLAND -- (1.5%)
    Bank Handlowy w Warszawie SA........................    34,275    1,061,739
   *Bank Millennium SA..................................   701,813    1,037,323
    Bank Pekao SA.......................................    97,485    4,794,812
   *Bank Zackodni WBK SA................................     4,581      372,525
   *BRE Bank SA.........................................    13,064    1,367,555
    Browary Zywiec SA...................................    12,621    1,813,632
   *Cyfrowy Polsat SA...................................    79,369      430,181
    Enea SA.............................................    53,379      263,863
    Eurocash SA.........................................    48,245      786,024

                                     1489

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
POLAND -- (Continued)
   *Getin Noble Bank SA................................. 1,028,245 $    649,452
   *Grupa Lotos SA......................................    38,603      500,043
   *ING Bank Slaski SA..................................    27,713      793,564
   *Jastrzebska Spolka Weglowa SA.......................    18,093      551,750
   *Kernel Holding SA...................................    46,175    1,037,616
    KGHM Polska Miedz SA................................   127,397    7,795,592
    LPP SA..............................................       262      410,818
    Lubelski Wegiel Bogdanka SA.........................    23,499    1,039,095
    PGE SA..............................................   606,144    3,342,987
   *Polski Koncern Naftowy Orlen SA.....................   311,446    4,930,667
   *Polskie Gornictwo Naftowe I Gazownictwo SA.......... 1,130,284    2,012,236
    Powszechna Kasa Oszczednosci Bank Polski SA.........   542,325    6,063,152
    Powszechny Zaklad Ubezpieczen SA....................    44,325    5,842,054
    Synthos SA..........................................   436,090      740,163
    Tauron Polska Energia SA............................   129,291      197,671
    Telekomunikacja Polska SA...........................   591,537    2,296,921
                                                                   ------------
TOTAL POLAND............................................             50,131,435
                                                                   ------------
RUSSIA -- (4.8%)
    Eurasia Drilling Co., Ltd. GDR......................    71,555    2,711,660
    Federal Hydrogenerating Co. ADR.....................   954,715    2,333,616
    Gazprom OAO Sponsored ADR........................... 4,557,577   42,923,239
   *Globaltrans Investment P.L.C. Sponsored GDR.........    40,377      624,093
    Lukoil OAO Sponsored ADR............................   376,321   25,375,133
    Magnitogorsk Iron & Steel Works Sponsored GDR.......   127,856      578,442
    Mail.ru Group, Ltd. GDR.............................    46,941    1,564,749
   #Mechel Sponsored ADR................................   170,001    1,147,507
    MMC Norilsk Nickel JSC ADR..........................   532,268   10,603,466
   *NOMOS-BANK GDR......................................    29,713      413,091
    Novolipetsk Steel OJSC GDR..........................    71,198    1,511,891
    Novorossiysk Sea Trade Port GDR.....................    33,800      275,279
   *O'Key Group SA GDR..................................    13,522      160,119
   *PIK Group GDR.......................................    36,593       79,291
    Rosneft OAO GDR..................................... 1,181,607   10,373,183
   *Rostelecom OJSC Sponsored ADR.......................    27,742      671,328
   *Sberbank of Russia Sponsored ADR.................... 1,833,384   27,048,612
    Severstal OAO GDR...................................   135,369    1,688,544
    Tatneft OAO Sponsored ADR...........................   174,266    8,026,624
    TMK OAO GDR.........................................    52,030      792,198
    Uralkali OJSC GDR...................................   216,536    8,239,251
    VimpelCom, Ltd. Sponsored ADR.......................   425,420    5,109,294
    VTB Bank OJSC GDR................................... 1,024,422    3,739,426
   *X5 Retail Group NV GDR..............................    71,095    1,208,102
                                                                   ------------
TOTAL RUSSIA............................................            157,198,138
                                                                   ------------
SOUTH AFRICA -- (7.2%)
    ABSA Group, Ltd.....................................   365,243    6,991,574
    African Bank Investments, Ltd.......................   699,500    2,411,501
    African Rainbow Minerals, Ltd.......................   109,689    2,470,079
   #Anglo American Platinum, Ltd........................    63,581    3,121,190
   #AngloGold Ashanti, Ltd. Sponsored ADR...............   331,815    9,297,456
   *ArcelorMittal South Africa, Ltd.....................   236,779      927,245
    Aspen Pharmacare Holdings, Ltd......................   238,560    4,374,660
   #Assore, Ltd.........................................    27,520    1,368,593
    AVI, Ltd............................................    28,062      172,217
    Barloworld, Ltd.....................................   239,472    2,231,365
    Bidvest Group, Ltd..................................   249,715    5,965,719
    Capitec Bank Holdings, Ltd..........................    31,532      686,757
    Discovery Holdings, Ltd.............................   357,805    2,642,904
    Distell Group, Ltd..................................     1,609       19,932
    Exxaro Resources, Ltd...............................    99,063    1,943,320

                                     1490

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    FirstRand, Ltd...................................... 2,658,123 $  9,583,613
    Foschini Group, Ltd. (The)..........................   174,302    2,261,593
    Gold Fields, Ltd. Sponsored ADR.....................   710,430    8,255,197
    Growthpoint Properties, Ltd.........................   764,019    2,148,947
    Harmony Gold Mining Co., Ltd........................   132,269      852,382
    Harmony Gold Mining Co., Ltd. Sponsored ADR.........   331,569    2,141,936
    Impala Platinum Holdings, Ltd.......................   482,640    8,753,597
    Imperial Holdings, Ltd..............................   170,107    3,665,195
    Investec, Ltd.......................................   229,217    1,658,978
   #Kumba Iron Ore, Ltd.................................    65,281    4,396,099
    Liberty Holdings, Ltd...............................   155,216    1,989,257
    Life Healthcare Group Holdings, Ltd.................   712,509    2,501,084
    Massmart Holdings, Ltd..............................    81,126    1,648,071
    Mediclinic International, Ltd.......................   240,544    1,529,455
    MMI Holdings, Ltd................................... 1,197,522    3,092,214
    Mondi, Ltd..........................................   116,207    1,368,332
    Mr. Price Group, Ltd................................   200,893    2,772,996
    MTN Group, Ltd...................................... 1,575,988   30,812,011
    Nampak, Ltd.........................................   542,486    1,917,950
    Naspers, Ltd. Series N..............................   318,178   20,464,525
    Nedbank Group, Ltd..................................   197,795    4,196,816
    Network Healthcare Holdings, Ltd....................   811,118    1,781,188
   #Pick'n Pay Stores, Ltd..............................   244,318    1,243,820
    PSG Group, Ltd......................................    64,012      436,337
    Sanlam, Ltd......................................... 1,597,800    8,116,279
   *Santam, Ltd.........................................    12,147      253,727
   *Sappi, Ltd. Sponsored ADR...........................       800        2,728
    Sasol, Ltd. Sponsored ADR...........................   536,546   23,194,884
    Shoprite Holdings, Ltd..............................   395,299    6,713,147
    Spar Group, Ltd. (The)..............................   129,700    1,704,649
    Standard Bank Group, Ltd............................ 1,007,241   12,967,328
   #Steinhoff International Holdings, Ltd............... 1,159,779    3,519,590
    Tiger Brands, Ltd...................................    92,531    3,043,660
    Truworths International, Ltd........................   316,764    3,542,064
    Tsogo Sun Holdings, Ltd.............................   288,868      792,498
    Vodacom Group, Ltd..................................   345,509    4,714,541
    Woolworths Holdings, Ltd............................   604,872    4,173,057
                                                                   ------------
TOTAL SOUTH AFRICA......................................            236,834,257
                                                                   ------------
SOUTH KOREA -- (13.5%)
  #*Amorepacific Corp...................................     2,649    2,663,087
   *Amorepacific Group..................................     2,132      806,525
   *BS Financial Group, Inc.............................   161,520    2,135,403
    Cheil Industrial, Inc...............................    43,001    3,447,176
   *Cheil Worldwide, Inc................................    45,180      929,792
  #*CJ Cheiljedang Corp.................................     6,747    2,298,681
   *CJ Corp.............................................    14,219    1,629,177
   *CJ Korea Express Co., Ltd...........................       966      106,467
   *Coway Co., Ltd......................................    37,470    1,625,864
   *Daelim Industrial Co., Ltd..........................    30,614    2,604,946
  #*Daewoo Engineering & Construction Co., Ltd..........   125,248    1,041,330
  #*Daewoo International Corp...........................    38,863    1,327,759
    Daewoo Securities Co., Ltd..........................   220,281    2,417,219
  #*Daewoo Shipbuilding & Marine Engineering Co., Ltd...   109,830    3,006,939
    Dongbu Insurance Co., Ltd...........................    35,820    1,536,840
    Doosan Corp.........................................     7,623      899,514
  #*Doosan Heavy Industries & Construction Co., Ltd.....    50,399    2,155,433
  #*Doosan Infracore Co., Ltd...........................    92,220    1,364,344
    E-Mart Co., Ltd.....................................    18,626    4,136,991
  #*GS Engineering & Construction Corp..................    32,543    1,664,374
   *GS Holdings Corp....................................    58,759    3,832,529

                                     1491

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- -----------
SOUTH KOREA -- (Continued)
    Hana Financial Group, Inc............................. 215,211 $ 7,706,293
   *Hankook Tire Co., Ltd.................................  66,995   2,755,231
  #*Hankook Tire Worldwide Co., Ltd.......................       1          11
  #*Hanwha Chemical Corp..................................  94,470   1,670,834
   *Hanwha Corp...........................................  45,190   1,387,349
    Hanwha Life Insurance Co., Ltd........................ 157,930   1,075,435
  #*Hyundai Department Store Co., Ltd.....................  14,194   2,106,945
   *Hyundai Engineering & Construction Co., Ltd...........  52,362   3,298,626
  #*Hyundai Glovis Co., Ltd...............................   9,857   1,835,981
   *Hyundai Heavy Industries Co., Ltd.....................  39,020   7,704,681
   *Hyundai Hysco Co., Ltd................................  26,614     921,137
    Hyundai Marine & Fire Insurance Co., Ltd..............  53,280   1,638,946
  #*Hyundai Merchant Marine Co., Ltd......................  33,725     633,352
   *Hyundai Mobis Co., Ltd................................  55,218  14,460,465
    Hyundai Motor Co., Ltd................................ 129,960  24,472,967
   *Hyundai Steel Co......................................  58,560   4,460,198
  #*Hyundai Wia Corp......................................  11,770   1,588,564
   *Industrial Bank of Korea, Ltd......................... 180,660   2,041,296
  #*Kangwon Land, Inc..................................... 114,660   3,289,196
   *KB Financial Group, Inc............................... 235,705   8,390,848
   *KB Financial Group, Inc. ADR..........................  84,729   2,992,628
    KCC Corp..............................................   5,799   1,549,507
  #*KEPCO Engineering & Construction Co., Inc.............   5,254     386,615
   *KEPCO Plant Service & Engineering Co., Ltd............   7,534     379,065
   #Kia Motors Corp....................................... 222,075  10,548,386
   *Korea Aerospace Industries, Ltd.......................  23,230     538,604
   *Korea Electric Power Corp............................. 190,290   5,647,864
   *Korea Exchange Bank................................... 323,750   2,253,466
   *Korea Gas Corp........................................  16,275     996,850
   *Korea Investment Holdings Co., Ltd....................     360      13,983
   *Korea Zinc Co., Ltd...................................   6,431   2,267,606
   *Korean Air Co., Ltd...................................  31,345   1,308,769
   *KT Corp...............................................  23,160     779,492
   #KT&G Corp.............................................  91,798   6,401,254
  #*Kumho Petro chemical Co., Ltd.........................  10,762   1,177,205
    LG Chemical, Ltd......................................  37,273  10,429,221
   *LG Corp...............................................  96,081   5,660,174
  #*LG Display Co., Ltd. ADR.............................. 415,693   5,553,658
   #LG Electronics, Inc................................... 100,757   6,671,288
    LG Household & Healthcare Co., Ltd....................   6,888   3,837,736
   *LG Uplus Corp......................................... 259,030   1,936,650
  #*Lotte Chemical Corp...................................  12,671   2,940,354
  #*Lotte Confectionary Co., Ltd..........................     144     227,844
   *Lotte Shopping Co., Ltd...............................   9,769   3,342,790
  #*LS Corp...............................................   9,875     829,812
  #*Mando Corp............................................  10,816   1,201,918
   *NCsoft Corp...........................................  11,899   1,507,758
   *Neo Holdings Co., Ltd.................................   7,623          --
  #*NHN Corp..............................................  30,828   6,817,829
  #*OCI Co., Ltd..........................................  14,368   2,210,412
   *ORION Corp............................................   2,566   2,398,438
    POSCO.................................................  50,240  16,423,577
    POSCO ADR.............................................  25,311   2,061,834
    S1 Corp...............................................  11,769     705,883
    Samsung C&T Corp...................................... 101,656   5,920,732
   *Samsung Card Co., Ltd.................................  23,720     780,100
   #Samsung Electro-Mechanics Co., Ltd....................  47,732   4,021,404
    Samsung Electronics Co., Ltd..........................  60,734  80,802,577
    Samsung Electronics Co., Ltd. GDR.....................  49,372  32,766,626
    Samsung Engineering Co., Ltd..........................  23,077   3,294,008
    Samsung Fire & Marine Insurance, Ltd..................  32,937   6,665,683

                                     1492

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH KOREA -- (Continued)
    Samsung Heavy Industries Co., Ltd..................    131,690 $  4,627,370
    Samsung Life Insurance Co., Ltd....................     49,538    4,777,279
    Samsung SDI Co., Ltd...............................     36,298    4,750,463
    Samsung Securities Co., Ltd........................     55,496    2,873,732
   #Samsung Techwin Co., Ltd...........................     29,271    1,548,461
   *Shinhan Financial Group Co., Ltd...................    289,916   10,892,371
   *Shinhan Financial Group Co., Ltd. ADR..............     83,607    3,134,426
    Shinsegae Co., Ltd.................................      6,575    1,328,485
   *SK C&C Co., Ltd....................................     16,273    1,545,857
   *SK Holdings Co., Ltd...............................     28,989    4,581,330
  #*SK Hynix, Inc......................................    392,500    8,784,583
   *SK Innovation Co., Ltd.............................     51,889    8,177,105
   *SK Networks Co., Ltd...............................    119,800      885,476
    SK Telecom Co., Ltd................................      7,048    1,083,797
   #S-Oil Corp.........................................     36,959    3,324,703
   *Woori Finance Holdings Co., Ltd....................    336,530    3,956,821
   *Woori Investment & Securities Co., Ltd.............    130,620    1,481,208
                                                                   ------------
TOTAL SOUTH KOREA......................................             447,071,812
                                                                   ------------
TAIWAN -- (10.8%)
  #*Acer, Inc..........................................  2,794,040    2,471,399
    Advanced Semiconductor Engineering, Inc............  5,256,929    4,243,090
    Advanced Semiconductor Engineering, Inc. ADR.......     77,739      310,179
    Advantech Co., Ltd.................................    221,200      925,903
   #Asia Cement Corp...................................  2,095,846    2,667,852
   #Asustek Computer, Inc..............................    575,180    6,591,880
  #*AU Optronics Corp..................................  4,551,873    1,851,622
  #*AU Optronics Corp. Sponsored ADR...................    295,728    1,176,997
    Catcher Technology Co., Ltd........................    493,429    2,208,009
   #Cathay Financial Holdings Co., Ltd.................  5,983,301    6,670,813
    Chang Hwa Commercial Bank..........................  3,805,723    2,102,464
    Cheng Shin Rubber Industry Co., Ltd................  1,595,753    4,170,050
    Cheng Uei Precision Industry Co., Ltd..............    384,109      723,931
    Chicony Electronics Co., Ltd.......................    425,806    1,179,884
   *China Airlines, Ltd................................  2,710,536    1,190,144
   *China Development Financial Holding Corp........... 10,666,121    2,949,931
   *China Life Insurance Co., Ltd......................  1,761,401    1,742,951
   #China Motor Corp...................................    649,000      591,891
   #China Petrochemical Development Corp...............  1,860,612    1,145,203
    China Steel Chemical Corp..........................    111,000      549,195
   #China Steel Corp...................................  9,995,481    9,428,331
    Chinatrust Financial Holdings Co., Ltd............. 10,406,959    5,964,252
   *Chipbond Technology Corp...........................    393,000      808,609
    Chunghwa Telecom Co., Ltd..........................    428,000    1,363,910
   #Chunghwa Telecom Co., Ltd. ADR.....................    226,956    7,255,783
    Clevo Co., Ltd.....................................     68,075       94,721
    Compal Electronics, Inc............................  4,513,541    3,282,516
    CTCI Corp..........................................    501,000      960,173
   #Delta Electronics, Inc.............................  1,599,366    5,794,532
   #E Ink Holdings, Inc................................    767,000      565,462
   #E.Sun Financial Holding Co., Ltd...................  4,629,047    2,651,535
   #Epistar Corp.......................................    865,000    1,645,302
   *Eva Airways Corp...................................  1,344,600      861,615
   *Evergreen Marine Corp., Ltd........................  1,868,249    1,174,974
   #Far Eastern Department Stores Co., Ltd.............    891,634      884,744
    Far Eastern New Century Corp.......................  3,261,192    3,780,979
    Far EasTone Telecommunications Co., Ltd............  1,264,000    3,215,962
    Farglory Land Development Co., Ltd.................    342,229      630,492
   *Feng Hsin Iron & Steel Co., Ltd....................     83,000      149,087
    First Financial Holding Co., Ltd...................  6,525,415    3,979,334
    Formosa Chemicals & Fiber Co., Ltd.................  2,923,445    7,945,249

                                     1493

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
    Formosa International Hotels Corp...................     28,600 $   349,941
    Formosa Petrochemical Corp..........................    927,000   2,673,925
    Formosa Plastics Corp...............................  3,523,648   9,574,147
    Formosa Taffeta Co., Ltd............................    848,000     818,604
    Foxconn Technology Co., Ltd.........................    690,369   2,020,467
    Fubon Financial Holding Co., Ltd....................  5,408,233   6,912,292
    Giant Manufacturing Co., Ltd........................    225,506   1,199,197
   *Gourmet Master Co., Ltd.............................     33,000     223,842
    Highwealth Construction Corp........................    308,200     640,617
   #Hiwin Technologies Corp.............................    141,100   1,133,854
   #Hon Hai Precision Industry Co., Ltd.................  8,541,506  24,454,471
   #Hotai Motor Co., Ltd................................    235,000   1,875,594
   #HTC Corp............................................    612,235   6,037,981
    Hua Nan Financial Holding Co., Ltd..................  5,749,170   3,320,390
  #*Innolux Corp........................................  6,039,341   3,144,799
  #*Inotera Memories, Inc...............................  1,642,000     276,284
    Inventec Corp.......................................  2,506,551   1,003,372
   #Kinsus Interconnect Technology Corp.................    260,000     816,440
   #Largan Precision Co., Ltd...........................     81,860   2,142,067
    LCY Chemical Corp...................................    434,123     575,869
    Lite-On Technology Corp.............................  1,980,910   2,855,171
    Lung Yen Life Service Corp..........................    101,000     303,177
   #Macronix International Co., Ltd.....................  4,110,218   1,182,235
   #Media Tek, Inc......................................    874,995   9,583,729
    Mega Financial Holding Co., Ltd.....................  6,588,000   5,395,573
    Merida Industry Co., Ltd............................    162,750     743,766
    Nan Ya Plastic Corp.................................  4,377,564   8,905,701
   #Nan Ya Printed Circuit Board Corp...................    206,968     258,126
   #Nankang Rubber Tire Co., Ltd........................    490,780     575,479
    Novatek Microelectronics Corp.......................    419,000   1,667,113
   #Oriental Union Chemical Corp........................    502,000     593,805
   *Pegatron Corp.......................................  1,674,345   2,219,601
    Phison Electronics Corp.............................    103,000     696,236
    Pou Chen Corp.......................................  2,386,487   2,384,756
    Powertech Technology, Inc...........................    790,819   1,190,951
    President Chain Store Corp..........................    535,831   2,895,997
    Quanta Computer, Inc................................  2,120,000   4,955,046
   #Radiant Opto-Electronics Corp.......................    365,360   1,418,332
    Realtek Semiconductor Corp..........................    391,000     876,179
   #Ruentex Development Co., Ltd........................    523,000   1,152,584
    Ruentex Industries, Ltd.............................    394,937   1,004,491
   *ScinoPharm Taiwan, Ltd..............................    214,000     508,023
    Senao International Co., Ltd........................     67,000     215,785
   *Shin Kong Financial Holding Co., Ltd................  6,325,344   1,785,397
   #Siliconware Precision Industries Co.................  2,179,324   2,276,544
    Siliconware Precision Industries Co. Sponsored ADR..     60,200     308,826
   #Simplo Technology Co., Ltd..........................    240,000   1,119,535
    SinoPac Financial Holdings Co., Ltd.................  6,815,992   3,002,582
    Standard Foods Taiwan, Ltd..........................    212,160     592,923
    Synnex Technology International Corp................  1,019,756   2,070,145
    Taishin Financial Holdings Co., Ltd.................  6,602,981   2,616,896
   *Taiwan Business Bank................................  3,452,338   1,051,875
    Taiwan Cement Corp..................................  2,650,720   3,586,385
    Taiwan Cooperative Financial Holding, Ltd...........  4,313,539   2,404,362
    Taiwan FamilyMart Co., Ltd..........................     16,000      72,388
   #Taiwan Fertilizer Co., Ltd..........................    688,000   1,707,520
   #Taiwan Glass Industry corp..........................  1,136,253   1,114,135
    Taiwan Mobile Co., Ltd..............................  1,354,300   4,818,758
    Taiwan Semiconductor Manufacturing Co., Ltd......... 20,007,808  68,561,244
    Teco Electric & Machinery Co., Ltd..................  1,886,000   1,569,042
    Transcend Information, Inc..........................    176,181     481,666

                                     1494

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Tripod Technology Corp.............................    401,870 $    810,628
    TSRC Corp..........................................    472,300      958,972
    U-Ming Marine Transport Corp.......................    551,860      891,945
    Unimicron Technology Corp..........................  1,378,896    1,379,190
    Uni-President Enterprises Corp.....................  3,650,090    6,411,944
    United Microelectronics Corp....................... 12,235,000    4,779,457
    USI Corp...........................................    573,700      453,282
   *Vanguard International Semiconductor Corp..........    677,000      492,006
   *Walsin Lihwa Corp..................................  3,329,000    1,122,940
   *Wan Hai Lines Co., Ltd.............................  1,057,800      576,915
   *Wintek Corp........................................  1,832,760      877,792
    Wistron Corp.......................................  2,080,947    2,411,431
    WPG Holdings, Ltd..................................  1,282,869    1,728,560
   *Yang Ming Marine Transport Corp....................  1,741,300      841,455
    Yuanta Financial Holding Co., Ltd..................  7,044,577    3,820,363
   #Yulon Motor Co., Ltd...............................    879,000    1,631,483
                                                                   ------------
TOTAL TAIWAN...........................................             357,005,545
                                                                   ------------
THAILAND -- (2.8%)
    Advance Info Service PCL (Foreign).................    898,900    6,330,282
    Airports of Thailand PCL (Foreign).................    372,200    1,316,804
    Bangkok Bank PCL (Foreign).........................    329,000    2,427,230
    Bangkok Bank PCL (Foreign) NVDR....................    435,100    3,049,494
    Bangkok Dusit Medical Services PCL (Foreign).......    428,300    1,910,258
    Bangkok Life Assurance PCL (Foreign) NVDR..........    435,800    1,019,351
    Bank of Ayudhya PCL (Foreign)......................  2,590,200    3,040,141
    Banpu PCL (Foreign)................................    109,250    1,421,496
    BEC World PCL (Foreign)............................    645,300    1,568,888
    Big C Supercenter PCL (Foreign)....................     24,600      177,364
    Big C Supercenter PCL (Foreign) NVDR...............    204,400    1,473,709
    Bumrungrad Hospital PCL (Foreign)..................    196,400      512,076
    Central Pattana PCL (Foreign)......................    575,600    1,645,537
    Charoen Pokphand Foods PCL (Foreign)...............  2,384,400    2,838,571
    CP ALL PCL (Foreign)...............................  2,687,500    4,213,301
    Electricity Generating PCL (Foreign)...............    149,800      768,592
    Glow Energy PCL (Foreign)..........................    309,000      818,612
    Home Product Center PCL (Foreign)..................  2,012,280      931,236
    IRPC PCL (Foreign).................................  8,859,600    1,307,252
    Kasikornbank PCL (Foreign).........................  1,146,600    7,690,141
    Krung Thai Bank PCL (Foreign)......................  5,908,587    4,577,074
    Land & Houses PCL (Foreign) NVDR...................  3,235,600    1,226,099
   *Minor International PCL (Foreign)..................  1,073,600      900,067
   *Preuksa Real Estate PCL (Foreign)..................    239,200      240,644
    PTT Exploration & Production PCL (Foreign).........  1,101,555    6,132,063
    PTT Exploration & Production PCL (Foreign) NVDR....     65,409      364,114
    PTT Global Chemical PCL (Foreign)..................  1,669,872    4,479,871
    PTT PCL (Foreign)..................................    882,900   10,096,207
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)........................................    521,300    1,057,634
   *Robinson Department Store PCL (Foreign)............    317,500      745,305
    Siam Cement PCL (Foreign) (The)....................    124,800    1,941,891
    Siam Cement PCL (Foreign) NVDR (The)...............    121,400    1,807,565
    Siam City Cement PCL (Foreign).....................     94,913    1,311,340
    Siam Commercial Bank PCL (Foreign).................    984,466    5,909,437
    Siam Makro PCL (Foreign)...........................     68,600    1,026,009
   *Thai Airways International PCL (Foreign)...........    108,100       83,739
    Thai Oil PCL (Foreign).............................    692,000    1,711,435
    Thai Union Frozen Products PCL (Foreign)...........    360,860      828,937
    TMB Bank PCL (Foreign)............................. 19,864,000    1,505,454
    Total Access Communication PCL (Foreign)...........    214,100      621,048
    Total Access Communication PCL (Foreign) NVDR......    441,400    1,280,386

                                     1495

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
THAILAND -- (Continued)
   *True Corp. PCL (Foreign).......................... 4,282,600 $      947,859
                                                                 --------------
TOTAL THAILAND........................................               93,254,513
                                                                 --------------
TURKEY -- (2.0%)
    Akbank T.A.S...................................... 1,526,413      7,718,862
    Anadolu Efes Biracilik ve Malt Sanayi A.S.........   213,425      3,188,231
    Arcelik A.S.......................................   223,462      1,460,466
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........    84,683        392,414
    BIM BirlesikMagazalar A.S.........................    80,631      3,909,523
    Coca-Cola Icecek A.S..............................    46,995      1,142,668
   *Dogan Sirketler Grubu Holding A.S.................         1             --
   *Dogan Yayin Holding A.S...........................         1              1
    Enka Insaat ve Sanayi A.S.........................   312,060        937,053
    Eregli Demir ve Celik Fabrikalari T.A.S...........   889,877      1,265,274
    Ford Otomotiv Sanayi A.S..........................    74,222        844,203
    KOC Holding A.S. Series B.........................   675,269      3,523,572
    Koza Altin Isletmeleri A.S........................    33,500        824,536
   *Migros Ticaret A.S................................    33,309        385,111
    Petkim Petrokimya Holding A.S.....................   380,618        664,179
    TAV Havalimanlari Holding A.S.....................   122,935        765,204
    Tekfen Holding A.S................................   190,435        779,679
    Tofas Turk Otomobil Fabrikasi A.S.................   104,129        628,257
    Tupras Turkiye Petrol Rafinerileri A.S............   120,082      3,312,363
   *Turk Hava Yollari A.S.............................   924,662      3,434,960
    Turk Telekomunikasyon A.S.........................   417,642      1,751,399
   *Turkcell Iletisim Hizmetleri A.S..................   466,649      2,916,312
   *Turkcell Iletisim Hizmetleri A.S. ADR.............    73,838      1,154,826
    Turkiye Garanti Bankasi A.S....................... 1,963,867      9,848,302
    Turkiye Halk Bankasi A.S..........................   428,218      4,228,192
    Turkiye Is Bankasi A.S............................ 1,484,267      5,484,698
    Turkiye Sise ve Cam Fabrikalari A.S...............   679,332      1,185,326
    Turkiye Vakiflar Bankasi T.A.O....................   719,719      2,103,137
   *Ulker Biskuvi Sanayi A.S..........................    22,223        126,446
   *Yapi ve Kredi Bankasi A.S.........................   764,565      2,243,205
                                                                 --------------
TOTAL TURKEY..........................................               66,218,399
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,917,685,747
                                                                 --------------
PREFERRED STOCKS -- (6.5%)
BRAZIL -- (6.3%)
    AES Tiete SA......................................    71,898        749,182
    Banco Bradesco SA................................. 1,656,632     30,448,053
    Banco do Estado do Rio Grande do Sul SA...........   159,500      1,365,644
    Braskem SA Preferred Series A.....................    73,800        556,275
   #Braskem SA Sponsored ADR..........................   153,394      2,331,589
    Centrais Eletricas Brasileiras SA Preferred
      Series B........................................    72,700        461,460
   #Cia Brasileira de Distribuicao Grupo Pao de
     Acucar Series A Sponsored ADR....................    85,830      4,097,524
    Cia de Bebidas das Americas SA ADR................   622,039     29,273,155
   *Cia de Gas de Sao Paulo SA Preferred Series A.....     2,100         60,954
    Cia de Transmissao de Energia Eletrica Paulista
      SA Series A.....................................    30,889        542,906
    Cia Energetica de Minas Gerais SA.................   364,776      3,956,696
    Cia Energetica de Sao Paulo SA
      Preferred Series B..............................   117,010      1,161,080
    Cia Paranaense de Energia SA Series B.............    16,600        271,755
    Cia Paranaense de Energia SA Sponsored ADR
      Series A........................................    55,300        893,648
    Empresa Nasional de Comercio Redito e
      Participacoes SA................................       380          7,442
    Gerdau SA.........................................   836,068      7,334,777
    Gerdau SA Sponsored ADR...........................     9,025         79,691
    Itau Unibanco Holding SA.......................... 1,765,700     30,457,627
    Itau Unibanco Holding SA ADR......................   153,946      2,652,490
    Klabin SA.........................................   663,777      4,549,957
    Lojas Americanas SA...............................   304,167      2,714,263
    Oi SA.............................................   463,558      1,873,927

                                     1496

THE EMERGING MARKETS SERIES
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
BRAZIL -- (Continued)
    Petroleo Brasileiro SA..........................     106,500 $      966,942
    Petroleo Brasilerio SA ADR......................   1,722,575     31,161,382
   *Suzano Papel e Celulose SA......................     292,600      1,072,629
    Telefonica Brasil SA............................     232,784      5,878,779
    Ultrapar Participacoes SA Sponsored ADR.........     254,308      6,128,823
    Usinas Siderurgicas de Minas Gerais SA
      Perferred Series A............................     609,817      3,166,449
    Vale SA.........................................   1,412,691     27,454,311
   #Vale SA Sponsored ADR...........................     307,600      5,921,300
                                                                 --------------
TOTAL BRAZIL........................................                207,590,710
                                                                 --------------
CHILE -- (0.2%)
    Embotelladora Andina SA Preferred Series B......       9,255         60,875
    Sociedad Quimica y Minera de Chile SA
      Sponsored ADR.................................      91,271      5,187,844
                                                                 --------------
TOTAL CHILE.........................................                  5,248,719
                                                                 --------------
COLOMBIA -- (0.0%)
   *Banco Davivienda SA.............................      45,560        618,960
    Grupo Aval Acciones y Valores...................     192,913        137,453
    Grupo de Inversiones Suramericana SA............      15,422        335,123
                                                                 --------------
TOTAL COLOMBIA......................................                  1,091,536
                                                                 --------------
TOTAL PREFERRED STOCKS..............................                213,930,965
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
   *Corpbanca SA Rights 02/14/13....................  15,157,095         16,434
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)       VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S) @DFA Short Term Investment Fund.................  15,298,185    177,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.17%, 02/01/13
     (Collateralized by FNMA 3.500%, 11/01/42,
     valued at $297,143) to be repurchased at
     $291,318....................................... $       291        291,317
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                177,291,317
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,047,759,133)^^.........................             $3,308,924,463
                                                                 ==============

                                     1497

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Argentina.............             --             --   --                --
    Brazil................ $  196,724,069             --   --    $  196,724,069
    Chile.................     57,624,679             --   --        57,624,679
    China.................    128,830,449 $  359,718,128   --       488,548,577
    Colombia..............     23,902,633             --   --        23,902,633
    Czech Republic........             --     12,064,023   --        12,064,023
    Egypt.................             --      3,057,440   --         3,057,440
    Hungary...............             --     11,992,938   --        11,992,938
    India.................     21,607,149    233,181,747   --       254,788,896
    Indonesia.............         58,339     96,676,068   --        96,734,407
    Israel................             --             18   --                18
    Malaysia..............             --    116,440,466   --       116,440,466
    Mexico................    194,436,737          7,573   --       194,444,310
    Peru..................     12,821,902             --   --        12,821,902
    Philippines...........             --     40,827,290   --        40,827,290
    Poland................             --     50,131,435   --        50,131,435
    Russia................      6,256,801    150,941,337   --       157,198,138
    South Africa..........     42,892,201    193,942,056   --       236,834,257
    South Korea...........     13,742,546    433,329,266   --       447,071,812
    Taiwan................      9,051,785    347,953,760   --       357,005,545
    Thailand..............     93,254,513             --   --        93,254,513
    Turkey................      1,154,826     65,063,573   --        66,218,399
 Preferred Stocks
    Brazil................    207,590,710             --   --       207,590,710
    Chile.................      5,248,719             --   --         5,248,719
    Colombia..............      1,091,536             --   --         1,091,536
 Rights/Warrants
    Chile.................             --         16,434   --            16,434
 Securities Lending
   Collateral.............             --    177,291,317   --       177,291,317
                           -------------- --------------   --    --------------
 TOTAL.................... $1,016,289,594 $2,292,634,869   --    $3,308,924,463
                           ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1498

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (89.7%)
ARGENTINA -- (0.0%)
   *Celulosa Argentina SA Series B.......................         1 $        --
    Ferrum SA de Ceramica y Metalurgia...................         1          --
                                                                    -----------
TOTAL ARGENTINA..........................................                    --
                                                                    -----------
BRAZIL -- (9.0%)
   *Abril Educacao SA....................................    43,901     965,829
    Aliansce Shopping Centers SA.........................   546,643   7,096,051
    All America Latina Logistica SA...................... 1,661,100   7,232,148
    Alpargatas SA........................................   108,440     773,268
    Amil Participacoes SA................................   125,108   1,961,419
    Anhanguera Educacional Participacoes SA..............   793,245  15,435,882
    Arezzo Industria e Comercio SA.......................   284,328   5,354,307
    Arteris SA...........................................   430,500   4,477,191
    Autometal SA.........................................   227,259   2,506,143
   *B2W Cia Global Do Varejo SA..........................   535,160   4,101,008
   *Banco ABC Brasil SA..................................    10,909      79,653
    Banco Alfa de Investimento SA........................       500       1,429
    Banco Mercantil do Brasil SA.........................     1,327       9,996
    Bematech SA..........................................   164,800     604,133
   *BHG SA - Brazil Hospitality Group....................    16,600     165,804
    Brasil Brokers Participacoes SA......................   850,111   2,698,020
   *BrasilAgro - Companhia Brasileira de Propriedades
     Agricolas SA........................................    18,800      95,069
    Brookfield Incorporacoes SA.......................... 2,475,267   4,201,372
   *CCX Carvao da Colombia SA............................   112,241     210,802
    CETIP SA - Mercados Organizados......................   307,059   3,862,620
    Cia de Saneamento de Minas Gerais-Copasa SA..........   387,821   9,437,721
    Cia Hering SA........................................   311,390   5,923,345
    Cia Providencia Industria e Comercio SA..............    64,450     291,285
    Contax Participacoes SA..............................     1,400      18,968
    CR2 Empreendimentos Imobiliarios SA..................     9,400      22,139
    Cremer SA............................................   101,246     724,511
    CSU Cardsystem SA....................................    74,700     159,802
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes......................................   123,033   1,084,304
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes......................................    45,800     566,937
    Diagnosticos da America SA........................... 1,379,941   9,805,491
    Dimed SA Distribuidora da Medicamentos...............       300      42,936
    Direcional Engenharia SA.............................   413,109   3,122,149
    Duratex SA........................................... 1,018,562   7,079,066
    Energias do Brazil SA................................ 1,190,706   7,288,877
    Equatorial Energia SA................................   544,455   5,126,437
    Estacio Participacoes SA.............................   438,771   9,716,926
    Eternit SA...........................................   411,589   1,738,250
    Even Construtora e Incorporadora SA.................. 1,332,467   6,537,375
    EZ Tec Empreendimentos e Participacoes SA............   328,958   4,278,511
   *Fertilizantes Heringer SA............................   115,300     591,163
    Fleury SA............................................   294,451   3,289,997
    Forjas Taurus SA.....................................    35,969      50,575
   *Gafisa SA............................................   835,900   2,086,234
   *Gafisa SA ADR........................................ 1,261,954   6,208,814
   *General Shopping Brasil SA...........................   121,417     609,112
  #*Gol Linhas Aereas Inteligentes SA ADR................   398,527   2,901,277
    Grendene SA..........................................   513,934   4,521,618
   *Guararapes Confeccoes SA.............................    28,700   1,570,800
    Helbor Empreendimentos SA............................   713,072   4,153,783
   *IdeiasNet SA.........................................   221,100     210,957
    Iguatemi Empresa de Shopping Centers SA..............   390,700   5,662,290
   *Industrias Romi SA...................................    91,400     222,608
   *Inepar SA Industria e Construcoes....................    20,840      18,314

                                     1499

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
BRAZIL -- (Continued)
    International Meal Co. Holdings SA...................   225,873 $ 3,107,902
    Iochpe-Maxion SA.....................................   454,708   5,959,715
    JHSF Participacoes SA................................   541,147   2,356,062
    Joao Fortes Engenharia SA............................    49,455     148,264
    JSL SA...............................................   399,400   3,022,552
    Kepler Weber SA......................................    66,246     406,521
   *Kroton Educacional SA Common Shares..................   370,486   9,097,723
    Light SA.............................................   388,907   3,999,706
   *LLX Logistica SA.....................................   179,225     200,704
    Localiza Rent a Car SA...............................   397,002   7,296,695
   *Log-in Logistica Intermodal SA.......................   179,150     754,799
    Lojas Renner SA......................................    32,000   1,280,900
    LPS Brasil Consultoria de Imoveis SA.................   205,570   3,654,394
   *Lupatech SA..........................................    22,300      22,285
    M. Dias Branco SA....................................   154,141   6,115,791
    Magnesita Refratarios SA.............................   981,061   3,951,143
    Mahle-Metal Leve SA Industria e Comercio.............   276,400   3,740,668
    Marcopolo SA.........................................    13,500      80,199
   *Marfrig Alimentos SA................................. 1,033,565   5,320,030
    Marisa Lojas SA......................................   229,664   3,777,084
   *Metalfrio Solutions SA...............................    13,600      25,474
    Mills Estruturas e Servicos de Engenharia SA.........   472,126   7,942,462
    Minerva SA...........................................   450,669   2,942,073
   *MMX Mineracao e Metalicos SA (B18XCG7)............... 1,308,574   2,227,668
   *MMX Mineracao e Metalicos SA (B8GB3B4)...............   731,297   1,230,243
   *MPX Energia SA.......................................   336,723   1,668,946
    MRV Engenharia e Participacoes SA.................... 1,988,433  11,383,301
    Multiplan Empreendimentos Imobiliarios SA............    16,946     489,739
    Multiplus SA.........................................   170,084   3,655,608
    OdontoPrev SA........................................ 1,537,643   7,837,435
   *OSX Brasil SA........................................   325,250   1,469,983
   *Paranapanema SA...................................... 1,199,100   3,131,202
    PDG Realty SA Empreendimentos e Participacoes........ 7,343,053  11,652,420
    Plascar Participacoes Industriais SA.................   141,200      29,072
    Porto Seguro SA......................................   306,400   3,677,385
    Portobello SA........................................    29,100      62,106
   *Positivo Informatica SA..............................   138,900     353,641
    Profarma Distribuidora de Produtos Farmaceuticos SA..    56,500     481,769
   *QGEP Participacoes SA................................   548,394   3,770,062
    Raia Drogasil SA.....................................   612,475   6,843,382
    Redentor Energia SA..................................    11,500      45,565
   *Refinaria de Petroleos Manguinhos SA.................   930,089     107,425
    Restoque Comercio e Confeccoes de Roupas SA..........   443,587   1,915,710
    Rodobens Negocios Imobiliarios SA....................    70,746     488,491
    Rossi Residencial SA (B0WPDR0)....................... 1,619,190   3,415,069
   *Rossi Residencial SA (B8L5R19).......................   452,039     955,675
    Santos Brasil Participacoes SA.......................   291,388   4,682,460
    Sao Carlos Empreendimentos e Participacoes SA........    47,859   1,158,172
    Sao Martinho SA......................................   287,064   4,108,431
    SLC Agricola SA......................................   274,753   2,977,462
    Sonae Sierra Brasil SA...............................   181,646   2,786,695
   *Springs Global Participacoes SA......................    94,700     142,191
    Sul America SA....................................... 1,012,209   9,464,596
   *T4F Entretenimento SA................................    70,200     264,746
   *Technos SA...........................................    73,000     898,134
    Tecnisa SA...........................................   599,180   2,238,632
    Tegma Gestao Logistica SA............................   140,035   2,390,936
   *Tempo Participacoes SA...............................   270,502     487,660
    Tereos Internacional SA..............................   237,883     346,429
    Terna Participacoes SA...............................     9,800     115,650
    Totvs SA.............................................   453,100   9,868,153

                                     1500

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
BRAZIL -- (Continued)
   *Trisul SA..........................................      2,838 $      5,002
    Triunfo Participacoes e Investimentos SA...........    147,696      918,210
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA..................    292,150    6,227,819
   *Vanguarda Agro SA..................................  7,899,999    1,745,549
   *Via Varejo SA......................................     54,703      531,550
   *Viver Incorporadora e Construtora SA...............    673,040      300,804
                                                                   ------------
TOTAL BRAZIL...........................................             360,649,040
                                                                   ------------
CHILE -- (1.4%)
    AFP Cuprum SA......................................      1,398      105,599
   *AquaChile SA.......................................    649,560      494,785
    Banmedica SA.......................................  1,332,053    3,448,132
    Besalco SA.........................................  1,578,222    2,933,423
   *Cementos Bio-Bio SA................................    452,622      686,664
    Cia General de Electricidad SA.....................    110,134      630,963
    Cintac SA..........................................    324,650      149,823
   *Coca-Cola Embonor SA Series B......................      8,190       24,389
   *Compania Sud Americana de Vapores SA............... 24,898,886    2,726,040
    Corpbanca SA....................................... 59,882,082      857,636
    Cristalerias de Chile SA...........................    156,836    1,638,908
   *Cruz Blanca Salud SA...............................  1,005,758    1,259,065
    Empresa Electrica Pilmaiquen SA....................     46,897      190,802
    Empresas Hites SA..................................    865,410      921,782
    Empresas Iansa SA.................................. 13,590,131    1,063,738
   *Enjoy SA...........................................    937,287      234,670
    Forus SA...........................................    351,657    2,014,585
    Gasco SA...........................................     96,890      822,321
    Grupo Security SA..................................    464,879      204,180
    Inversiones Aguas Metropolitanas SA................  1,830,555    3,786,915
   *Latam Airlines Group SA............................    121,020    2,947,483
   #Latam Airlines Group SA Sponsored ADR..............     15,970      391,105
    Madeco SA.......................................... 27,288,748    1,214,763
    Masisa SA..........................................  7,862,131      967,544
    Molibdenos y Metales SA............................      5,009       88,213
    Multiexport Foods SA...............................  2,274,520      707,017
    Parque Arauco SA...................................  2,533,043    6,906,345
    PAZ Corp. SA.......................................    738,688      512,521
    Ripley Corp. SA....................................  2,127,654    2,311,392
    Salfacorp SA.......................................  1,174,066    2,889,702
    Sigdo Koppers SA...................................    561,810    1,448,333
   *Sociedad Matriz SAAM SA............................  9,914,920    1,261,191
    Socovesa SA........................................  2,336,645    1,199,805
    Sonda SA...........................................    641,577    2,178,067
    Soquimic Comercial SA..............................    562,478      149,302
    Vina Concha Y Toro SA..............................  2,419,724    4,851,770
    Vina Concha Y Toro SA Sponsored ADR................      1,725       68,966
    Vina San Pedro Tarapaca SA......................... 40,093,814      262,868
                                                                   ------------
TOTAL CHILE............................................              54,550,807
                                                                   ------------
CHINA -- (14.0%)
   #361 Degrees International, Ltd.....................  2,971,000      848,819
   #Ajisen China Holdings, Ltd.........................  2,292,000    1,751,235
    AMVIG Holdings, Ltd................................  1,934,000      743,254
    Anhui Expressway Co., Ltd. Series H................  2,418,000    1,524,325
   #Anta Sports Products, Ltd..........................  3,773,000    3,526,854
    Anton Oilfield Services Group......................  4,904,000    2,331,110
    Anxin-China Holdings, Ltd..........................  8,479,000    1,978,641
    Asia Cement China Holdings Corp....................  2,176,500    1,108,707
   *Asia Energy Logistics Group, Ltd................... 26,160,000      323,487
    Asian Citrus Holdings, Ltd.........................  2,927,000    1,332,252
   *Ausnutria Dairy Corp., Ltd.........................    365,000       68,713

                                     1501

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
    AviChina Industry & Technology Co., Ltd. Series H....  7,662,788 $3,723,427
    Baoye Group Co., Ltd. Series H.......................  1,860,000  1,527,808
  #*BaWang International Group Holding, Ltd..............  5,190,000    475,457
    Beijing Capital International Airport Co., Ltd.
      Series H...........................................  6,690,000  5,587,604
    Beijing Capital Land, Ltd. Series H..................  6,142,500  2,853,207
   *Beijing Development HK, Ltd..........................    548,000    127,871
   #Beijing Enterprises Water Group, Ltd................. 12,179,660  3,029,486
    Beijing Jingkelong Co., Ltd. Series H................    558,749    302,482
    Beijing North Star Co., Ltd. Series H................  2,190,000    624,369
   *Beijing Properties Holdings, Ltd.....................  4,615,061    411,166
   *Besunyen Holdings Co., Ltd...........................  2,476,000    121,037
   #Billion Industrial Holdings, Ltd.....................    185,500    126,455
   #Biostime International Holdings, Ltd.................    593,000  2,451,994
    Boer Power Holdings, Ltd.............................    985,000    475,478
    Bosideng International Holdings, Ltd................. 11,860,000  3,364,686
    BYD Electronic International Co., Ltd................  3,864,815  1,280,769
    C C Land Holdings, Ltd...............................  6,224,343  2,272,140
   #C.P. Pokphand Co., Ltd............................... 16,580,594  2,053,288
   *Carnival Group International Holdings, Ltd...........  2,058,000    124,607
   *Catic Shenzhen Holdings, Ltd. Series H...............    310,000    115,585
    Central China Real Estate, Ltd.......................  2,591,626    976,404
   *CGN Mining Co., Ltd..................................  5,265,000    508,995
    Changshouhua Food Co., Ltd...........................  1,493,000    862,932
  #*Chaoda Modern Agriculture Holdings, Ltd..............  6,771,138    338,583
   #Chaowei Power Holdings, Ltd..........................  1,786,000    909,979
  #*Chigo Holding, Ltd................................... 18,886,000    606,510
   *Chiho-Tiande Group, Ltd..............................    114,000     59,121
    China Aerospace International Holdings, Ltd..........  9,854,500    940,698
    China Agri-Industries Holdings, Ltd..................  8,847,800  5,405,974
   #China All Access Holdings, Ltd.......................  2,474,000    812,859
    China Aoyuan Property Group, Ltd.....................  3,092,000    634,029
    China Automation Group, Ltd..........................  2,529,000    678,690
    China BlueChemical, Ltd. Series H....................    674,000    485,119
   *China Chengtong Development Group, Ltd...............  2,298,000     81,507
    China Communications Services Corp., Ltd. Series H...  1,519,200    926,316
   *China Datang Corp Renewable Power Co., Ltd. Class H..  2,070,000    293,394
   #China Dongxiang Group Co., Ltd....................... 13,246,985  2,154,224
   *China Energine International Holdings, Ltd...........    208,000      9,116
   #China Everbright International, Ltd..................  8,414,800  4,670,782
    China Everbright, Ltd................................  3,480,000  6,576,847
   *China Fiber Optic Network System Group, Ltd..........  1,500,000    270,849
   #China Foods, Ltd.....................................  3,088,000  2,677,257
    China Gas Holdings, Ltd..............................  9,067,500  7,897,010
    China Glass Holdings, Ltd............................  3,396,000    529,982
  #*China Green Holdings, Ltd............................  2,820,000    593,973
    China Haidian Holdings, Ltd..........................  6,936,000    733,122
   #China High Precision Automation Group, Ltd...........  1,289,000    202,772
  #*China High Speed Transmission Equipment Group Co.,
   Ltd...................................................  5,250,000  2,099,688
   *China Hongqiao Group, Ltd............................    162,500     85,702
   *China Huiyuan Juice Group, Ltd.......................  2,643,500    932,188
   *China ITS Holdings Co., Ltd..........................  3,756,000    795,230
    China Liansu Group Holdings, Ltd.....................  3,469,000  2,454,987
   #China Lilang, Ltd....................................  1,751,000  1,157,616
   #China Lumena New Materials Corp...................... 14,530,000  3,523,042
   #China Medical System Holdings, Ltd...................  4,204,500  3,611,231
   #China Metal Recycling Holdings, Ltd..................  2,401,686  2,920,275
   *China Mining Resources Group, Ltd.................... 25,526,000    371,926
   *China Mobile Games & Entertainment Group, Ltd........      6,575     23,078
  #*China Modern Dairy Holdings, Ltd.....................  2,411,000    736,105
   #China Molybdenum Co., Ltd. Series H..................  3,992,000  2,222,489
   #China National Materials Co., Ltd. Series H..........  5,054,000  1,583,149

                                     1502

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
   *China New Town Development Co., Ltd..................  6,403,148 $  577,907
    China Nickel Resources Holdings Co., Ltd.............    358,000     31,332
   *China Oil & Gas Group, Ltd........................... 16,040,000  2,542,222
   *China Oriental Group Co., Ltd........................     10,000      2,303
    China Overseas Grand Oceans Group, Ltd...............  3,221,500  4,462,321
   *China Pharmaceutical Group, Ltd......................  3,869,877  1,445,301
   #China Power International Development, Ltd...........  6,913,000  2,495,913
   *China Power New Energy Development Co., Ltd.......... 19,520,000  1,207,126
  #*China Precious Metal Resources Holdings Co., Ltd..... 11,262,318  2,017,292
   *China Properties Group, Ltd..........................  2,248,000    710,056
    China Qinfa Group, Ltd...............................  3,446,000    484,264
   #China Rare Earth Holdings, Ltd.......................  5,968,000  1,308,104
    China Resources Gas Group, Ltd.......................     48,000    106,682
   #China Rongsheng Heavy Industries Group Holdings,
     Ltd................................................. 15,329,000  2,944,398
   *China Sandi Holdings, Ltd............................    362,987     27,615
    China Sanjiang Fine Chemicals Co., Ltd...............  2,284,000  1,009,136
    China SCE Property Holdings, Ltd.....................  1,838,000    452,893
    China Shanshui Cement Group, Ltd.....................  7,297,000  5,343,541
   #China Shineway Pharmaceutical Group, Ltd.............  1,353,200  2,476,596
   #China Shipping Development Co., Ltd. Series H........  8,656,000  4,769,334
    China Singyes Solar Technologies Holdings, Ltd.......  1,875,200  2,212,217
   #China South City Holdings, Ltd.......................  7,994,000  1,278,016
    China Starch Holdings, Ltd...........................  6,190,000    203,534
    China Sunshine Paper Holdings Co., Ltd...............    119,078     15,665
    China Suntien Green Energy Corp., Ltd. Series H......  5,846,000  1,295,873
   *China Taiping Insurance Holdings Co., Ltd............  1,588,800  3,357,101
   *China Tian Lun Gas Holdings, Ltd.....................    288,000    173,782
   *China Tianyi Holdings, Ltd...........................    992,000    144,360
    China Tontine Wines Group, Ltd.......................  4,536,000    491,569
    China Travel International Investment Hong Kong,
      Ltd................................................ 14,349,900  3,166,223
   #China Vanadium Titano - Magnetite Mining Co., Ltd....  5,311,000  1,213,112
   #China Water Affairs Group, Ltd.......................  5,186,000  1,585,458
    China Wireless Technologies, Ltd.....................  5,732,000  1,669,363
  #*China Yurun Food Group, Ltd..........................  5,792,000  4,267,821
  #*China ZhengTong Auto Services Holdings, Ltd..........  3,593,000  3,219,022
  #*China Zhongwang Holdings, Ltd........................  6,138,000  2,336,154
   *Chinasoft International, Ltd.........................  3,230,000    783,205
   *ChinaVision Media Group, Ltd.........................    320,000     15,677
  #*Chongqing Iron & Steel Co., Ltd. Series H............  2,253,400    418,649
    Chongqing Machinery & Electric Co., Ltd. Series H....  5,334,000    921,589
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd......................................  2,254,000  1,113,126
   #CIMC Enric Holdings, Ltd.............................  1,482,000  1,503,279
  #*Citic 21CN Co., Ltd..................................  6,319,200    447,992
   *Citic Resources Holdings, Ltd........................ 11,586,600  1,868,489
    Clear Media, Ltd.....................................     79,000     52,099
   *Coastal Greenland, Ltd...............................  1,384,000    115,913
  #*Comba Telecom Systems Holdings, Ltd..................  3,895,577  1,411,316
   *Comtec Solar Systems Group, Ltd......................  1,198,000    274,840
    COSCO International Holdings, Ltd....................  2,703,000  1,198,387
   #CPMC Holdings, Ltd...................................  1,131,000    908,549
    Da Ming International Holdings, Ltd..................     20,000      3,795
    DaChan Food Asia, Ltd................................  1,537,955    236,729
    Dah Chong Hong Holdings, Ltd.........................  3,360,000  3,892,906
    Dalian Port (PDA) Co., Ltd. Series H.................  3,822,000    961,000
   #Daphne International Holdings, Ltd...................  4,032,000  5,196,105
  #*Daqing Dairy Holdings, Ltd...........................    922,000         --
    Dawnrays Pharmaceutical Holdings, Ltd................  1,182,943    268,714
   #DBA Telecommunication Asia Holdings, Ltd.............  2,060,000  1,355,679
    Digital China Holdings, Ltd..........................  2,997,800  4,843,987
   #Dongiang Environmental Co., Ltd. Series H............     67,600    321,498
   #Dongyue Group Co., Ltd...............................  4,539,000  3,032,106

                                     1503

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
  #*Dynasty Fine Wines Group, Ltd........................  1,580,000 $  349,536
    Embry Holdings, Ltd..................................    473,000    278,303
    ENN Energy Holdings, Ltd.............................     32,000    154,125
    Evergreen International Holdings, Ltd................  1,172,000    230,957
   *Extrawell Pharmaceutical Holdings, Ltd...............  7,297,921    621,268
    Fantasia Holdings Group Co., Ltd.....................  5,347,500    958,598
   *First Tractor Co., Ltd. Series H.....................  3,351,176  3,423,451
   #Franshion Properties China, Ltd...................... 13,062,300  4,819,931
   #Fufeng Group, Ltd....................................  3,282,000  1,561,855
   #GCL-Poly Energy Holdings, Ltd........................ 28,403,000  7,762,359
   #Geely Automobile Holdings, Ltd....................... 17,610,000  9,244,987
    Global Bio-Chem Technology Group Co., Ltd............  9,198,800  1,091,386
   *Global Sweeteners Holdings, Ltd......................  1,202,951    116,450
   *Glorious Property Holdings, Ltd...................... 11,403,501  2,485,010
   *Goldbond Group Holdings, Ltd.........................    210,000      8,937
   #Golden Meditech Holdings, Ltd........................  3,751,367    470,163
    Goldlion Holdings, Ltd...............................    910,962    509,760
   *GOME Electrical Appliances Holding, Ltd.............. 42,920,000  5,155,810
    Good Friend International Holdings, Inc..............    436,667    151,337
   *Goodbaby International Holdings, Ltd.................    666,000    342,791
    Great Wall Technology Co., Ltd. Series H.............  1,758,950    365,706
   *Greatview Aseptic Packaging Co., Ltd.................    456,000    276,633
   #Greentown China Holdings, Ltd........................  2,364,648  4,890,736
   #Guangzhou Pharmaceutical Co., Ltd. Series H..........    834,000  1,926,960
  #*Guangzhou Shipyard International Co., Ltd. Series H..    773,400    648,522
   *Haier Electronics Group Co., Ltd.....................  2,450,000  4,078,325
    Hainan Meilan International Airport Co., Ltd.
      Series H...........................................    517,000    382,442
    Haitian International Holdings, Ltd..................  2,059,000  2,596,020
   *Hanergy Solar Group, Ltd............................. 22,080,000  1,124,007
    Harbin Electric Co., Ltd. Series H...................  2,973,413  2,692,840
    Henderson Investment, Ltd............................    596,000     49,982
   *Heng Tai Consumables Group, Ltd...................... 20,348,193    545,163
   #Hengdeli Holdings, Ltd............................... 10,114,000  3,564,054
  #*Hi Sun Technology, Ltd...............................  4,446,000    738,537
   #Hidili Industry International Development, Ltd.......  5,439,000  1,599,165
   *Hilong Holding, Ltd..................................    447,000    168,847
   *Hisense Kelon Electrical Holdings Co., Ltd. Series H.  1,079,000    563,424
    HKC Holdings, Ltd.................................... 17,896,447    727,525
   *Hong Kong Resources Holdings Co., Ltd................     50,400      1,361
    Honghua Group, Ltd...................................  5,221,000  2,227,541
    Hopefluent Group Holdings, Ltd.......................     59,670     20,771
   #Hopewell Highway Infrastructure, Ltd.................  2,974,000  1,725,802
  #*Hopson Development Holdings, Ltd.....................  3,476,000  7,165,092
   *Hua Han Bio-Pharmaceutical Holdings, Ltd.............  7,415,232  2,007,558
   #Huabao International Holdings, Ltd...................  7,816,014  4,308,623
   *Huadian Power International Corp. Series H...........     34,000     14,366
  #*Hunan Nonferrous Metal Corp., Ltd. Series H..........  8,774,000  2,839,730
   *Huscoke Resources Holdings, Ltd......................  4,996,000    103,083
    Hutchison Harbour Ring, Ltd..........................  6,888,000    595,425
    Inspur International, Ltd............................  8,685,000    336,203
   *Interchina Holdings Co., Ltd......................... 18,175,000    960,155
    International Taifeng Holdings, Ltd..................  1,238,000    348,362
   #Intime Department Store Group Co., Ltd...............  4,317,500  5,645,940
  #*Jinchuan Group International Resources Co., Ltd......  2,837,000    695,051
    Jingwei Textile Machinery Co., Ltd. Series H.........  1,272,000    930,854
    Ju Teng International Holdings, Ltd..................  3,458,000  1,667,549
   *Kai Yuan Holdings, Ltd............................... 10,460,000    257,831
  #*Kaisa Group Holdings, Ltd............................  6,868,000  2,318,701
   *Kasen International Holdings, Ltd....................    222,000     44,743
    Kingboard Chemical Holdings, Ltd.....................  2,516,851  8,354,469
    Kingboard Laminates Holdings, Ltd....................  4,029,000  2,025,741

                                     1504

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
  #*Kingdee International Software Group Co., Ltd........  7,499,200 $1,577,025
   #Kingsoft Corp., Ltd..................................  3,169,000  2,752,169
    Kingway Brewery Holdings, Ltd........................  4,396,800  1,780,143
    KWG Property Holding, Ltd............................  5,039,450  3,850,254
    Lai Fung Holdings, Ltd............................... 20,284,440    653,542
    Le Saunda Holdings, Ltd..............................    954,000    345,383
    Lee & Man Paper Manufacturing, Ltd...................  7,404,000  4,997,017
    Leoch International Technology, Ltd..................     10,000      1,730
  #*Li Ning Co., Ltd.....................................  3,169,000  2,123,167
   #Lianhua Supermarket Holdings Co., Ltd. Series H......  1,698,600  1,660,414
   #Lijun International Pharmaceutical Holding, Ltd......  6,948,000  1,955,684
    Lingbao Gold Co., Ltd. Series H......................  1,424,000    570,498
    LK Technology Holdings, Ltd..........................    837,500    167,477
   #Lonking Holdings, Ltd................................  8,937,000  2,328,109
   *Loudong General Nice Resources China Holdings, Ltd...  7,842,140    586,608
  #*Maanshan Iron & Steel Co., Ltd. Series H.............  7,620,000  2,358,439
    Magic Holdings International, Ltd....................  1,839,600    752,112
    Maoye International Holdings, Ltd....................  5,860,000  1,283,500
    Microport Scientific Corp............................  1,532,000  1,002,995
    MIE Holdings Corp....................................  3,438,000  1,010,470
    Min Xin Holdings, Ltd................................    418,000    230,651
   #Mingfa Group International Co., Ltd..................  4,638,000  1,495,429
   *Mingyuan Medicare Development Co., Ltd...............  6,700,000    188,378
    Minmetals Land, Ltd..................................  5,220,000    975,565
    Minth Group, Ltd.....................................  1,959,000  2,667,023
  #*MMG, Ltd.............................................  6,030,000  2,449,646
   *Nam Fong International Holdings, Ltd.................    306,758     62,960
   *Nan Hai Corp, Ltd....................................  9,800,000     51,802
    Nanjing Panda Electronics Co., Ltd. Series H.........    246,000     71,480
    NetDragon Websoft, Inc...............................    320,044    431,063
   #New World Department Store China, Ltd................  2,044,462  1,373,533
   #Nine Dragons Paper Holdings, Ltd.....................  6,497,000  5,712,881
   *North Mining Shares Co., Ltd......................... 12,790,000    791,394
   #NVC Lighting Holdings, Ltd...........................  5,410,000  1,343,562
   #O-Net Communications Group, Ltd......................  1,308,000    323,741
    Overseas Chinese Town Asia Holdings, Ltd.............    408,183    246,171
    Pacific Online, Ltd..................................    711,365    280,759
   #Parkson Retail Group, Ltd............................    328,000    252,994
   *PAX Global Technology, Ltd...........................    187,000     44,685
    PCD Stores Group, Ltd................................ 11,880,000  1,669,701
   #Peak Sport Products Co., Ltd.........................  3,086,000    601,221
   *PetroAsian Energy Holdings, Ltd......................  3,192,000     93,713
  #*Phoenix Satellite Television Holdings, Ltd...........  4,376,000  1,760,383
  #*Poly Property Group Co., Ltd.........................  8,436,000  6,463,201
   #Ports Design, Ltd....................................  1,584,000  1,372,145
   *Pou Sheng International Holdings, Ltd................  4,121,806    291,688
    Powerlong Real Estate Holdings, Ltd..................  5,149,000  1,362,075
   *Prosperity International Holdings HK, Ltd............  5,020,000    216,996
    Qingling Motors Co., Ltd. Series H...................  1,694,000    467,228
    Qunxing Paper Holdings Co., Ltd......................    669,913    174,477
  #*Real Gold Mining, Ltd................................    300,500    341,363
   #Real Nutriceutical Group, Ltd........................  3,324,000  1,155,987
    Regent Manner International Holdings, Ltd............  2,667,000    513,113
  #*Renhe Commercial Holdings Co., Ltd................... 47,532,000  4,291,432
    REXLot Holdings, Ltd................................. 32,950,000  2,845,499
   *Richly Field China Development, Ltd..................  6,980,000     79,202
    Road King Infrastructure, Ltd........................  1,083,000    994,359
    Royale Furniture Holdings, Ltd.......................  2,863,500    284,061
    Samson Holding, Ltd..................................  1,122,000    182,162
   #Sany Heavy Equipment International Holdings Co.,
    Ltd..................................................  3,577,000  1,697,575
    Sateri Holdings, Ltd.................................     71,000     17,675

                                     1505

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
   *Semiconductor Manufacturing International Corp....... 94,444,000 $5,900,609
   #Shandong Chenming Paper Holdings, Ltd. Series H......  1,308,000    523,661
    Shandong Molong Petroleum Machinery Co., Ltd.
      Series H...........................................  1,516,562    736,977
   *Shanghai Industrial Urban Development Group, Ltd.....  6,750,000  1,855,152
   #Shanghai Jin Jiang International Hotels Group Co.,
     Ltd. Series H.......................................  4,088,000    748,564
    Shanghai Prime Machinery Co., Ltd. Series H..........  4,298,000    631,975
   *Shanghai Zendai Property, Ltd........................  7,225,000    175,452
    Shengli Oil & Gas Pipe Holdings, Ltd.................  5,022,000    524,311
    Shenguan Holdings Group, Ltd.........................  4,596,000  2,430,458
    Shenzhen Expressway Co., Ltd. Series H...............  3,068,400  1,281,831
    Shenzhen International Holdings, Ltd................. 42,879,300  5,699,627
    Shenzhen Investment, Ltd............................. 12,442,912  5,716,869
    Shenzhou International Group, Ltd....................  1,910,000  4,574,702
   *Shougang Concord Century Holdings, Ltd...............  1,137,153     49,891
  #*Shougang Concord International Enterprises Co., Ltd.. 22,396,000  1,529,743
   #Shougang Fushan Resources Group, Ltd................. 12,800,000  5,513,298
   #Shui On Land, Ltd.................................... 12,783,483  6,199,780
    Sichuan Expressway Co., Ltd. Series H................  3,736,000  1,364,136
   #Sihuan Pharmaceutical Holdings Group, Ltd............  8,615,000  3,820,159
    Sijia Group Co., Ltd.................................  1,076,350    214,785
   #Silver Base Group Holdings, Ltd......................  2,108,424    659,679
    Silver Grant International Industries, Ltd...........  5,220,000    996,058
   *SIM Technology Group, Ltd............................    510,000     20,975
    Sino Biopharmaceutical, Ltd.......................... 13,536,000  6,754,287
   *Sino Dragon New Energy Holdings, Ltd.................  5,056,000    121,386
  #*Sino Oil & Gas Holdings, Ltd......................... 35,607,766    748,953
   *Sino Prosper State Gold Resources Holdings, Ltd......  2,110,000     70,749
    Sinofert Holdings, Ltd............................... 10,033,327  2,497,362
   *Sinolink Worldwide Holdings, Ltd..................... 10,218,800    988,633
    SinoMedia Holding, Ltd...............................    742,000    362,594
   #Sino-Ocean Land Holdings, Ltd........................ 12,090,591  9,673,329
   #Sinopec Kantons Holdings, Ltd........................  2,864,000  2,433,119
    Sinotrans Shipping, Ltd..............................  4,974,086  1,332,501
    Sinotrans, Ltd. Series H.............................  6,526,000  1,194,586
   #Sinotruk Hong Kong, Ltd..............................  2,888,000  1,934,438
   *SITC International Holdings Co., Ltd.................    189,000     66,270
   #Skyworth Digital Holdings, Ltd.......................  9,088,892  5,516,969
   *SMI Corp., Ltd.......................................  7,948,066    234,301
  #*Solargiga Energy Holdings, Ltd.......................  3,870,000    237,163
    Sparkle Roll Group, Ltd..............................  6,960,000    756,433
   *SPG Land Holdings, Ltd...............................    714,000    263,277
   *Springland International Holdings, Ltd...............    123,000     73,624
   *SRE Group, Ltd....................................... 13,894,346    654,588
   #Sunac China Holdings, Ltd............................  3,491,000  2,847,824
    Sunny Optical Technology Group Co., Ltd..............  1,834,000  1,559,801
    Tak Sing Alliance Holdings, Ltd......................    253,257     35,597
   #TCC International Holdings, Ltd......................  4,185,098  1,433,896
    TCL Communication Technology Holdings, Ltd...........  2,237,198    668,534
    TCL Multimedia Technology Holdings, Ltd..............  2,684,510  1,880,500
   *Tech Pro Technology Development, Ltd.................  2,828,000  1,057,570
   *Texhong Textile Group, Ltd...........................    626,000    387,492
    Tian An China Investments Co., Ltd...................  1,193,000    793,928
    Tian Shan Development Holdings, Ltd..................    908,000    215,532
    Tiangong International Co., Ltd......................  5,802,000  1,788,000
    Tianjin Capital Environmental Protection Group Co.,
      Ltd. Series H......................................  1,572,000    486,698
   *Tianjin Development Holdings, Ltd....................  1,870,000  1,314,004
    Tianjin Port Development Holdings, Ltd...............  7,404,800  1,117,016
    Tianneng Power International, Ltd....................  3,112,048  2,203,055
   #Tomson Group, Ltd....................................  1,060,443    301,054
    Tong Ren Tang Technologies Co., Ltd. Series H........  1,085,000  2,788,754
   #Towngas China Co., Ltd...............................  2,893,000  2,387,318

                                     1506

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
    TPV Technology, Ltd................................  3,915,964 $  1,233,813
    Trauson Holdings Co., Ltd..........................  1,381,000    1,305,457
    Travelsky Technology, Ltd. Series H................  3,659,090    2,265,066
   *Trony Solar Holdings Co., Ltd......................  1,757,000      142,728
    Truly International Holdings, Ltd..................  5,411,573    1,765,536
    Uni-President China Holdings, Ltd..................    998,000    1,170,923
   *United Energy Group, Ltd........................... 12,306,450    2,141,291
   #Vinda International Holdings, Ltd..................  2,394,000    3,310,415
    VODone, Ltd........................................ 13,151,600    1,135,979
   #Wasion Group Holdings, Ltd.........................  2,018,000    1,139,593
    Weiqiao Textile Co., Ltd. Series H.................  2,212,000    1,102,005
    Welling Holding, Ltd...............................  3,410,000      554,389
   #West China Cement, Ltd............................. 13,716,000    2,652,500
   *Winsway Coking Coal Holdings, Ltd..................  4,046,000      636,876
    Winteam Pharmaceutical Group, Ltd..................  2,538,000      549,311
   #Wumart Stores, Inc. Series H.......................    969,000    1,939,872
    Xiamen International Port Co., Ltd. Series H.......  5,166,000      719,964
    Xingda International Holdings, Ltd.................  3,691,000    1,638,568
    Xinhua Winshare Publishing & Media Co., Ltd.
      Series H.........................................    307,103      175,506
   #Xinjiang Goldwind Science & Technology Co., Ltd.
     Series H..........................................  1,615,400      755,417
   #Xinjiang Xinxin Mining Industry Co., Ltd. Series H.  3,350,598      812,307
    Xiwang Sugar Holdings Co., Ltd.....................  3,103,178      371,813
   #XTEP International Holdings, Ltd...................  2,858,500    1,223,383
   *Yanchang Petroleum International, Ltd.............. 13,980,000      901,031
    Yantai North Andre Juice Co........................    388,500      150,282
   *Yashili International Holdings, Ltd................  1,814,000      624,227
   #Yingde Gases Group Co., Ltd........................  3,468,500    3,900,039
    Yip's Chemical Holdings, Ltd.......................    984,000      807,058
   #Youyuan International Holdings, Ltd................    139,000       32,454
   *Yuanda China Holdings, Ltd.........................  2,162,000      253,281
    Yuexiu Property Co., Ltd........................... 21,435,432    7,687,749
   #Yuexiu Transport Infrastructure, Ltd...............  2,788,018    1,542,993
   #Yuzhou Properties Co...............................  1,023,600      285,254
    Zhejiang Expressway Co., Ltd. Series H.............  3,868,000    3,440,924
  #*Zhejiang Glass Co., Ltd. Series H..................    445,000           --
   *Zhong An Real Estate, Ltd..........................  1,078,400      214,758
   #Zhongsheng Group Holdings, Ltd.....................  2,344,000    3,506,645
   #Zhuzhou CSR Times Electric Co., Ltd. Series H......  1,367,000    4,371,556
                                                                   ------------
TOTAL CHINA............................................             557,836,650
                                                                   ------------
COLOMBIA -- (0.0%)
   *Constructora Conconcreto SA........................     48,386       37,337
   *Empresa de Telecomunicaciones de Bogota............    337,212       73,505
   *Fabricato SA....................................... 13,706,296      555,845
   *Grupo Odinsa SA....................................     25,566      120,096
    Mineros SA.........................................     41,709      108,066
                                                                   ------------
TOTAL COLOMBIA.........................................                 894,849
                                                                   ------------
HONG KONG -- (0.0%)
   *L'sea Resources International Holdings, Ltd........  7,020,000      325,705
                                                                   ------------
HUNGARY -- (0.1%)
   *Danubius Hotel & Spa P.L.C.........................     45,091      631,524
    EGIS Pharmaceuticals P.L.C.........................     11,973    1,029,636
  #*FHB Mortgage Bank NYRT.............................     42,048       81,952
   *Fotex Holding SE...................................    119,895       83,230
   *PannErgy P.L.C.....................................    139,592      275,833
    Zwack Unicum NYRT..................................        592       33,489
                                                                   ------------
TOTAL HUNGARY..........................................               2,135,664
                                                                   ------------

                                     1507

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (8.5%)
   *3M India, Ltd.........................................     5,406 $  401,803
   *Aanjaneya Lifecare, Ltd...............................    19,747    280,166
    Aban Offshore, Ltd....................................    79,382    521,914
   *ABG Shipyard, Ltd.....................................    91,240    653,927
    Aditya Birla Nuvo, Ltd................................    24,709    529,626
   *Advanta India, Ltd....................................    27,730    516,660
    Agro Tech Foods, Ltd..................................    51,264    494,952
   *AIA Engineering, Ltd..................................    44,197    268,511
   *Ajanta Pharma, Ltd....................................    11,218    129,576
    Akzo Nobel India, Ltd.................................    56,865  1,021,071
    Alembic Pharmaceuticals, Ltd..........................   441,944    639,663
   *Alembic, Ltd..........................................    77,575     26,720
    Allahabad Bank, Ltd...................................   743,161  2,281,911
    Allcargo Logistics, Ltd...............................     3,483      8,175
    Alok Industries, Ltd.................................. 1,894,319    382,392
    Alstom India, Ltd.....................................   124,258    850,671
    Alstom T&D India, Ltd.................................   172,997    591,560
    Amara Raja Batteries, Ltd.............................   303,047  1,757,619
    Amtek Auto, Ltd.......................................   465,354    672,571
    Amtek India, Ltd......................................   258,480    480,796
    Anant Raj, Ltd........................................   921,107  1,418,710
    Andhra Bank, Ltd......................................   828,767  1,746,555
   *Andhra Pradesh Paper Mills............................    57,705    250,852
    Apollo Hospitals Enterprise, Ltd......................   249,642  3,797,926
    Apollo Tyres, Ltd.....................................   663,125  1,074,446
    Arvind, Ltd........................................... 1,152,732  2,031,906
   *Asahi India Glass, Ltd................................   178,126    167,092
    Ashok Leyland, Ltd.................................... 7,745,309  3,554,476
    Asian Hotels East, Ltd................................     5,882     23,484
   *Atul, Ltd.............................................    46,950    319,792
    Aurobindo Pharma, Ltd.................................   859,453  3,033,833
    Automotive Axles, Ltd.................................    19,185    127,933
   *Bajaj Corp., Ltd......................................   142,092    651,484
    Bajaj Electricals, Ltd................................   200,228    738,616
    Bajaj Finance, Ltd....................................    54,152  1,315,726
    Bajaj Finserv, Ltd....................................   126,975  2,026,903
    Bajaj Hindusthan, Ltd................................. 1,198,145    526,731
    Bajaj Holdings & Investment, Ltd......................    86,830  1,579,612
    Balkrishna Industries, Ltd............................   127,744    675,072
    Ballarpur Industries, Ltd............................. 1,279,317    547,304
    Balmer Lawrie & Co., Ltd..............................    31,935    399,423
   *Balrampur Chini Mills, Ltd............................   918,723    790,008
    Bank of Maharashtra, Ltd..............................   794,700    882,207
    Bannari Amman Sugars, Ltd.............................    15,663    265,226
    BASF India, Ltd.......................................    46,328    568,956
    Bata India, Ltd.......................................   145,561  2,152,916
    BEML, Ltd.............................................    58,553    292,538
    Berger Paints India, Ltd..............................   609,361  1,994,702
   *BF Utilities, Ltd.....................................    53,450    325,992
    BGR Energy Systems, Ltd...............................   133,521    609,847
    Bharat Forge, Ltd.....................................   497,797  2,152,594
    Bhushan Steel, Ltd....................................   393,995  3,311,660
    Biocon, Ltd...........................................   351,412  1,858,118
    Birla Corp., Ltd......................................   106,264    585,259
    Blue Dart Express, Ltd................................    20,200    764,304
    Blue Star, Ltd........................................   149,844    468,603
   *Bombay Burmah Trading Co..............................    43,374    105,266
    Bombay Dyeing & Manufacturing Co., Ltd................   785,565  1,752,704
   *Bombay Rayon Fashions, Ltd............................    17,322     83,366
    Brigade Enterprises, Ltd..............................    72,770    108,684
    Britannia Industries, Ltd.............................   224,031  2,071,156

                                     1508

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Cadila Healthcare, Ltd................................     1,676 $   27,360
    Carborundum Universal, Ltd............................   320,060    890,487
    Central Bank of India................................. 1,291,868  2,050,600
    Centum Electronics, Ltd...............................     1,886      1,795
   *Century Plyboards India, Ltd..........................   137,796    151,725
    Century Textiles & Industries, Ltd....................   327,287  2,396,878
    CESC, Ltd.............................................   399,245  2,335,323
    Chambal Fertilizers & Chemicals, Ltd..................   805,294  1,017,464
    Chennai Petroleum Corp., Ltd..........................   195,777    517,425
   *Chettinad Cement Corp., Ltd...........................     1,209     20,787
    Cholamandalam Investment & Finance Co., Ltd...........    71,956    384,512
    City Union Bank, Ltd.................................. 1,255,369  1,462,416
    Clariant Chemicals (India), Ltd.......................    32,741    357,708
   *Claris Lifesciences, Ltd..............................    91,213    384,875
    CMC, Ltd..............................................    56,422  1,445,792
    Core Education & Technologies, Ltd....................   228,436  1,282,893
    Coromandel International, Ltd.........................   461,112  1,950,889
    Corporation Bank......................................   202,827  1,740,742
    Crisil, Ltd...........................................   116,094  2,202,807
    Crompton Greaves, Ltd.................................   832,031  1,670,248
    Dalmia Bharat, Ltd....................................    57,965    195,863
    DB Corp., Ltd.........................................    18,331     84,506
   *DB Realty, Ltd........................................   566,293  1,464,346
    DCM Shriram Consolidated, Ltd.........................   238,261    300,268
    Deepak Fertilisers & Petrochemicals Corp., Ltd........   147,728    310,756
    Delta Corp., Ltd......................................   394,798    546,430
   *DEN Networks, Ltd.....................................   288,585  1,231,466
    Dena Bank.............................................   127,628    266,351
   *Development Credit Bank, Ltd.......................... 1,412,018  1,233,840
    Dewan Housing Finance Corp., Ltd......................   110,571    433,588
   *Dish TV (India), Ltd.................................. 2,413,273  3,279,124
    Dishman Pharmaceuticals & Chemicals, Ltd..............    84,926    174,158
   *Dredging Corp. of India, Ltd..........................    21,673     88,401
    E.I.D. - Parry (India), Ltd...........................   333,058  1,121,489
    eClerx Services, Ltd..................................    20,502    240,900
    Edelweiss Financial Services, Ltd.....................   353,351    221,643
    Educomp Solutions, Ltd................................   382,446    925,191
    Eicher Motors, Ltd....................................    47,777  2,518,262
    EIH, Ltd..............................................   461,003    604,570
    Elder Pharmaceuticals, Ltd............................    41,972    303,247
    Electrosteel Casings, Ltd.............................   101,823     49,224
    Elgi Equipments, Ltd..................................   224,474    416,730
   *Emami, Ltd............................................    79,112    872,768
    Engineers India, Ltd..................................   135,007    559,469
   *Entertainment Network India, Ltd......................    44,412    200,059
    Era Infra Engineering, Ltd............................   365,416    925,155
   *Eros International Media, Ltd.........................   136,759    526,211
    Escorts, Ltd..........................................   356,972    456,515
    Ess Dee Aluminium, Ltd................................    31,520    192,900
   *Essar Oil, Ltd........................................ 1,455,331  2,389,494
    Essar Ports, Ltd......................................   391,479    640,536
   *Essar Shipping, Ltd...................................   112,311     57,274
    Essel Propack, Ltd....................................   100,852     68,698
    FAG Bearings (India), Ltd.............................    28,055    813,417
    FDC, Ltd..............................................   312,932    544,592
    Federal Bank, Ltd.....................................   606,260  5,797,359
   *Federal-Mogul Goetze (India), Ltd.....................    61,495    232,413
    Financial Technologies (India), Ltd...................   131,317  2,779,479
    Finolex Cables, Ltd...................................   203,986    222,351
    Finolex Industries, Ltd...............................   184,311    275,471
   *Fortis Healthcare, Ltd................................   538,421  1,120,614

                                     1509

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   *Fresenius Kabi Oncology, Ltd..........................   273,726 $  552,859
    Future Capital Holdings, Ltd..........................    68,029    232,005
   *Future Ventures India, Ltd............................   240,331     43,791
    Gammon India, Ltd.....................................   105,203     71,375
   *Gammon Infrastructure Projects, Ltd...................    31,009      7,925
    Gateway Distriparks, Ltd..............................   249,797    634,629
    Geodesic, Ltd.........................................    72,614     21,184
    Gillette India, Ltd...................................    11,565    508,478
    Gitanjali Gems, Ltd...................................   268,595  2,859,498
    Glodyne Technoserve, Ltd..............................     9,069      2,737
   *GMR Infrastructure, Ltd............................... 3,946,386  1,408,561
    Godfrey Phillips India, Ltd...........................     3,364    211,585
    Godrej Industries, Ltd................................   263,939  1,522,355
    Godrej Properties, Ltd................................    84,529    994,341
   *Gokul Refoils & Solvent, Ltd..........................    27,697     19,698
    Graphite India, Ltd...................................   267,332    427,111
   *Gravita India, Ltd....................................   122,923    381,780
    Great Eastern Shipping Co., Ltd.......................   358,606  1,646,061
    Greaves Cotton, Ltd...................................   495,460    761,271
    Grindwell Norton, Ltd.................................    18,171     86,994
    GRUH Finance, Ltd.....................................   111,195    468,148
   *GTL Infrastructure, Ltd............................... 2,314,452    145,884
    Gujarat Alkalies & Chemicals, Ltd.....................   171,379    445,769
    Gujarat Fluorochemicals, Ltd..........................   156,927    862,575
    Gujarat Gas Co., Ltd..................................   192,163  1,128,690
    Gujarat Industries Power Co., Ltd.....................    44,878     58,982
    Gujarat Mineral Development Corp., Ltd................   470,402  1,698,290
    Gujarat Narmada Valley Fertilizers Co., Ltd...........   203,908    314,200
    Gujarat NRE Coke, Ltd................................. 1,662,292    637,683
    Gujarat State Fertilisers & Chemicals, Ltd............   603,965    756,233
    Gujarat State Petronet, Ltd...........................   872,033  1,190,224
    Gulf Oil Corp., Ltd...................................   118,401    173,397
   *GVK Power & Infrastructure, Ltd....................... 4,323,869  1,056,924
   *Hathway Cable & Datacom, Ltd..........................   230,968  1,098,489
    Havells India, Ltd....................................   261,486  3,221,421
    HCL Infosystems, Ltd..................................   660,998    449,924
    HEG, Ltd..............................................    64,966    250,563
   *HeidelbergCement India, Ltd...........................   407,395    369,485
   *Hexa Tradex, Ltd......................................    73,518     50,095
    Hexaware Technologies, Ltd............................ 1,209,540  1,790,194
   *Himachal Futuristic Communications, Ltd............... 2,755,277    491,738
    Hinduja Global Solutions, Ltd.........................    35,626    199,217
    Hinduja Ventures, Ltd.................................    36,075    381,918
   *Hindustan Construction Co., Ltd....................... 1,856,647    624,951
   *Hindustan Oil Exploration Co., Ltd....................   208,275    402,216
    Honeywell Automation India, Ltd.......................    11,885    567,066
   *Hotel Leelaventure, Ltd...............................   560,016    285,164
   *Housing Development & Infrastructure, Ltd............. 1,719,783  2,485,190
    HSIL, Ltd.............................................   101,318    241,171
    HT Media, Ltd.........................................    96,349    187,645
   *ICRA, Ltd.............................................     6,781    164,593
   *IL&FS Transportation Networks, Ltd....................    47,680    177,725
    India Cements, Ltd.................................... 1,305,538  2,132,597
    India Infoline, Ltd................................... 1,041,853  1,659,664
    Indiabulls Financial Services, Ltd....................   357,294  2,193,116
    Indian Bank...........................................   156,238    592,286
    Indian Hotels Co., Ltd................................ 2,184,043  2,573,163
    Indian Overseas Bank..................................   917,818  1,402,244
    Indo Rama Synthetics (India), Ltd.....................    77,995     36,332
    Indoco Remedies, Ltd..................................    92,250    105,891
    Indraprastha Gas, Ltd.................................   320,817  1,560,416

                                     1510

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    IndusInd Bank, Ltd....................................   108,813 $  890,022
    Info Edge (India), Ltd................................    94,448    611,976
    Infotech Enterprises, Ltd.............................   187,578    614,610
    ING Vysya Bank, Ltd...................................    21,126    234,998
    Ingersoll-Rand India, Ltd.............................    38,287    330,507
    Ipca Laboratories, Ltd................................   342,750  3,168,461
    IRB Infrastructure Developers, Ltd....................   684,275  1,545,548
   *IVRCL Infrastructures & Projects, Ltd................. 1,420,926    915,503
    J.B. Chemicals & Pharmaceuticals, Ltd.................    31,979     50,841
    Jagran Prakashan, Ltd.................................   345,471    713,364
    Jai Corp., Ltd........................................   234,369    321,487
   *Jain Irrigation Systems, Ltd.......................... 1,313,722  1,855,905
    Jammu & Kashmir Bank, Ltd.............................   128,139  3,301,860
    Jaypee Infratech, Ltd................................. 1,328,279  1,243,104
    JBF Industries, Ltd...................................   141,994    334,818
   *Jet Airways (India), Ltd..............................   159,407  1,870,987
    Jindal Drilling & Industries, Ltd.....................    13,908     63,507
    Jindal Poly Films, Ltd................................    90,006    286,976
    Jindal Saw, Ltd.......................................   705,777  1,438,370
   *Jindal Stainless, Ltd.................................   285,150    338,111
    JK Cement, Ltd........................................   111,328    674,903
    JK Lakshmi Cement, Ltd................................   189,866    520,079
    JM Financial, Ltd..................................... 1,939,962    746,999
    JSW Energy, Ltd.......................................    62,695     83,717
   *JSW ISPAT Steel, Ltd.................................. 3,544,973    765,606
   *Jubilant Foodworks, Ltd...............................    77,157  1,740,017
    Jubilant Organosys, Ltd...............................   281,790  1,147,684
    Jyothy Laboratories, Ltd..............................   339,391    961,290
    Kajaria Ceramics, Ltd.................................   144,687    581,962
    Kakinada Fertilizers, Ltd.............................   632,948    133,396
    Kalpataru Power Transmission, Ltd.....................   145,414    263,571
    Kansai Nerolac Paints, Ltd............................     5,064    103,154
    Karnataka Bank, Ltd...................................   891,715  2,758,507
    Karur Vysya Bank, Ltd.................................   159,651  1,585,581
   *Karuturi Global, Ltd..................................   408,138     22,655
    Kaveri Seed Co., Ltd..................................    21,318    546,760
    KEC International, Ltd................................   423,826    487,389
    Kesoram Industries, Ltd...............................    56,319    129,107
    Kewal Kiran Clothing, Ltd.............................     1,598     22,069
   *Kirloskar Brothers, Ltd...............................       817      2,538
    Kirloskar Industries, Ltd.............................     2,364     17,311
    Kirloskar Oil Engines, Ltd............................   218,179    847,464
    KPIT Cummins Infosystems, Ltd.........................   476,190  1,004,829
    KSB Pumps, Ltd........................................    31,790    111,269
   *KSK Energy Ventures, Ltd..............................    53,226     58,584
    Lakshmi Machine Works, Ltd............................    18,497    757,963
    Lakshmi Vilas Bank, Ltd...............................   168,347    328,211
   *Lanco Infratech, Ltd.................................. 3,956,181    926,768
    Madras Cements, Ltd...................................   285,848  1,299,117
   *Mahanagar Telephone Nigam, Ltd........................   902,461    421,019
    Maharashtra Scooters, Ltd.............................     3,473     31,342
    Maharashtra Seamless, Ltd.............................   108,527    488,461
    Mahindra & Mahindra Financial Services, Ltd...........   100,345  1,987,056
    Mahindra Holidays & Resorts India, Ltd................    29,464    169,024
    Mahindra Lifespace Developers, Ltd....................    57,708    448,419
   *Man Infraconstruction, Ltd............................    29,888    102,273
    Mandhana Industries, Ltd..............................    44,029    213,370
    Marico, Ltd...........................................   499,781  2,127,808
    MAX India, Ltd........................................   609,399  2,861,634
    McLeod Russel (India), Ltd............................   298,850  2,036,177
   *Mercator Lines, Ltd...................................   649,167    241,314

                                     1511

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   *Merck, Ltd............................................    20,801 $  258,016
    MindTree, Ltd.........................................    53,931    804,785
    MOIL, Ltd.............................................   148,616    706,495
    Monnet Ispat, Ltd.....................................    84,484    399,498
    Monsanto India, Ltd...................................    27,206    327,210
    Motherson Sumi Systems, Ltd...........................   942,232  3,486,586
    Motilal Oswal Financial Services, Ltd.................    18,723     38,140
    Mphasis, Ltd..........................................   160,115  1,120,282
    MRF, Ltd..............................................     6,882  1,700,784
    Nagarjuna Construction Co., Ltd....................... 1,297,770  1,137,175
   *Nagarjuna Oil Refinery, Ltd...........................   575,408     51,462
    Nahar Capital & Financial Services, Ltd...............    10,494      8,796
    Nahar Poly Films, Ltd.................................    28,311      9,504
    Natco Pharma, Ltd.....................................    75,452    656,345
    Nava Bharat Ventures, Ltd.............................    13,117     48,356
    Navneet Publications India, Ltd.......................   365,011    438,827
    NESCO, Ltd............................................    36,927    548,717
    NIIT Technologies, Ltd................................   218,835  1,107,879
    NIIT, Ltd.............................................   167,888     85,426
    Nitin Fire Protection Industries, Ltd.................   618,739    832,706
    Noida Toll Bridge Co., Ltd............................   180,315     75,350
    Oberoi Realty, Ltd....................................     5,185     28,342
    OCL India, Ltd........................................    51,578    147,757
   *OMAXE, Ltd............................................   380,256  1,161,182
    Opto Circuits India, Ltd..............................   489,236    736,518
    Orchid Chemicals & Pharmaceuticals, Ltd...............   137,657    225,602
    Orient Paper & Industries, Ltd........................   346,730    512,912
    Oriental Bank of Commerce.............................   301,950  1,901,550
    Orissa Minerals Development Co., Ltd..................     9,760    711,444
   *Oswal Chemical & Fertilizers, Ltd.....................    29,723     15,785
    Page Industries, Ltd..................................    10,338    658,412
   *Panacea Biotec, Ltd...................................    33,715     81,620
   *Pantaloon Retail India, Ltd...........................     2,575     11,981
   *Parsvnath Developers, Ltd.............................   446,760    346,228
    Peninsula Land, Ltd...................................   367,067    468,335
    Persistent Systems, Ltd...............................    35,068    363,468
    Petronet LNG, Ltd.....................................   262,078    746,272
    Pfizer, Ltd...........................................    15,277    329,795
    Phoenix Mills, Ltd....................................   139,032    719,929
   *PI Industries, Ltd....................................     2,494     28,839
    Pidilite Industries, Ltd..............................   856,406  3,756,543
   *Pipavav Defence & Offshore Engineering Co., Ltd....... 1,437,869  2,364,613
    Piramal Enterprises, Ltd..............................   237,828  2,513,809
   *Plethico Pharmaceuticals, Ltd.........................    50,065    332,873
    Polaris Financial Technology, Ltd.....................   125,423    270,134
    Praj Industries, Ltd..................................   112,064     97,154
    Prakash Industries, Ltd...............................    15,110     13,082
   *Prestige Estates Projects, Ltd........................   252,107    855,054
   *Prime Focus, Ltd......................................   157,581    144,064
    Prism Cement, Ltd.....................................   652,290    527,109
    Proctor & Gamble Hygiene & Health Care, Ltd...........     3,683    173,547
   *PTC India Financial Services, Ltd.....................   646,838    197,552
    PTC India, Ltd........................................ 1,196,003  1,744,364
    Punj Lloyd, Ltd....................................... 1,472,197  1,462,036
    Punjab & Sind Bank....................................   203,602    276,081
    Radico Khaitan, Ltd...................................   371,672  1,036,416
    Rain Commodities, Ltd.................................   503,573    321,514
    Rajesh Exports, Ltd...................................   106,849    271,229
   *Rallis India, Ltd.....................................   411,240  1,012,511
    Raymond, Ltd..........................................   209,835  1,482,775
    Redington India, Ltd..................................   705,720  1,192,836

                                     1512

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    REI Agro, Ltd......................................... 3,326,772 $  629,328
   *REI Six Ten Retail, Ltd...............................   159,806     10,643
    Rolta (India), Ltd....................................   548,321    649,422
    Ruchi Soya Industries, Ltd............................   516,585    675,834
    S Mobility, Ltd.......................................    70,822     44,890
    Sadbhav Engineering, Ltd..............................   125,707    285,868
    Sanofi India, Ltd.....................................    24,044  1,069,856
   *Sanwaria Agro Oils, Ltd...............................   145,680     93,556
   *Satyam Computer Services, Ltd......................... 1,448,406  3,262,180
    Schneider Electric Infrastructure, Ltd................   242,850    395,645
   *SEAMEC, Ltd...........................................     6,077      8,609
   *Shasun Pharmaceuticals, Ltd...........................    97,695    195,863
   *Shipping Corp. of India, Ltd.......................... 1,010,135  1,027,187
    Shiv-Vani Oil & Gas Exploration Services, Ltd.........     1,193      1,407
    Shoppers Stop, Ltd....................................   158,773  1,327,864
    Shree Cement, Ltd.....................................    16,521  1,387,834
   *Shree Renuka Sugars, Ltd.............................. 2,575,579  1,424,850
    Simplex Infrastructures, Ltd..........................     1,045      3,611
    Sintex Industries, Ltd................................ 1,526,447  1,802,480
   *SITI Cable Network, Ltd...............................   233,056    110,953
    SJVN, Ltd.............................................   310,835    132,302
    SKF (India), Ltd......................................    75,831    826,181
    Sobha Developers, Ltd.................................   284,966  2,295,773
    Solar Industries India, Ltd...........................    22,013    441,254
    South Indian Bank, Ltd................................ 1,981,190  1,012,480
    SREI Infrastructure Finance, Ltd......................   297,648    206,803
    SRF, Ltd..............................................   111,948    407,506
    State Bank of Bikaner & Jaipur........................    62,845    559,971
   *Sterling Biotech, Ltd.................................   305,767     32,806
    Sterlite Technologies, Ltd............................   745,823    443,510
    Strides Arcolab, Ltd..................................   273,674  5,601,318
    Styrolution ABS India, Ltd............................    23,441    294,625
   *Sun Pharma Advanced Research Co., Ltd.................   510,911  1,129,760
    Sundaram Finance, Ltd.................................    34,562    318,596
    Sundaram-Clayton, Ltd.................................     3,890     27,574
    Sundram Fastners, Ltd.................................   306,501    282,781
    Supreme Industries, Ltd...............................   148,476    854,493
    Supreme Petrochem, Ltd................................   103,075    128,155
    Surana Industries, Ltd................................    14,879     39,410
   *Suzlon Energy, Ltd.................................... 6,303,268  3,007,892
    Swaraj Engines, Ltd...................................     3,100     27,792
    Syndicate Bank........................................   874,115  2,223,061
    Tata Chemicals, Ltd...................................   222,499  1,494,815
    Tata Communications, Ltd..............................   418,018  1,819,815
   #Tata Communications, Ltd. ADR.........................    92,938    806,702
    Tata Elxsi, Ltd.......................................    51,574    215,743
    Tata Investment Corp., Ltd............................    35,371    301,114
    Tata Tea, Ltd......................................... 1,271,119  3,579,040
   *Tata Teleservices Maharashtra, Ltd.................... 2,003,794    444,719
    Tech Mahindra, Ltd....................................    60,220  1,129,027
   *Techno Electric & Engineering Co., Ltd................    43,365    153,986
    Texmaco Rail & Engineering, Ltd.......................   155,901    187,701
    Thermax India, Ltd....................................   155,747  1,708,859
    Time Technoplast, Ltd.................................    99,668     90,288
   *Timken India, Ltd.....................................    42,048    143,514
    Titagarh Wagons, Ltd..................................    17,656    106,433
    Torrent Pharmaceuticals, Ltd..........................   155,443  2,064,505
    Torrent Power, Ltd....................................   146,430    468,728
    Trent, Ltd............................................    44,515    958,724
    Triveni Turbine, Ltd..................................   171,418    186,759
    TTK Prestige, Ltd.....................................    27,558  1,738,835

                                     1513

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
    Tube Investments of India, Ltd....................     395,840 $  1,446,835
   *Tulip IT Services, Ltd............................      73,866       26,205
   *TV18 Broadcast, Ltd...............................   2,543,785    1,612,002
    TVS Motor Co., Ltd................................   1,228,130    1,016,264
    UCO Bank..........................................     992,098    1,413,707
    Uflex, Ltd........................................      11,351       20,009
    Unichem Laboratories, Ltd.........................     210,114      743,324
   *Unitech, Ltd......................................   8,226,016    5,732,172
   *United Bank of India..............................     427,752      594,939
    United Phosphorus, Ltd............................   1,520,194    3,822,321
   *Usha Martin, Ltd..................................     625,251      349,684
   *Vakrangee Software, Ltd...........................     158,058      198,982
   *Vardhman Special Steels, Ltd......................      15,258        8,044
    Vardhman Textiles, Ltd............................      79,246      398,032
    Vesuvius India, Ltd...............................       1,802       11,393
   *V-Guard Industries, Ltd...........................      68,341      621,495
    Videocon Industries, Ltd..........................     489,439    1,871,971
    Vijaya Bank, Ltd..................................   1,146,883    1,277,965
    VIP Industries, Ltd...............................     280,314      428,923
    Voltas, Ltd.......................................     845,492    1,560,419
    VST Industries, Ltd...............................      14,311      479,368
    WABCO India, Ltd..................................       8,387      246,262
    Welspun Corp., Ltd................................     693,755    1,285,431
   *Wockhardt, Ltd....................................      74,842    2,460,331
    Wyeth, Ltd........................................      38,992      659,663
   *Zee Learn, Ltd....................................      57,229       29,954
    Zensar Technologies, Ltd..........................     104,068      494,578
    Zuari Agro Chemicals, Ltd.........................      42,970      187,504
    Zuari Global, Ltd.................................      32,457       53,963
    Zydus Wellness, Ltd...............................      62,920      591,600
    Zylog Systems, Ltd................................      34,949       26,119
                                                                   ------------
TOTAL INDIA...........................................              338,607,478
                                                                   ------------
INDONESIA -- (4.2%)
   *PT Lippo Cikarang Tbk.............................   2,300,500      903,705
    PT Ace Hardware Indonesia Tbk.....................  16,176,000    1,263,522
    PT Adhi Karya Persero Tbk.........................   8,176,000    1,682,631
   *PT Agis Tbk.......................................  12,930,500      517,690
    PT Agung Podomoro Land Tbk........................  21,261,500      895,462
    PT AKR Corporindo Tbk.............................  13,595,200    5,412,510
   *PT Alam Sutera Realty Tbk.........................  78,688,000    6,223,488
    PT Aneka Tambang Persero Tbk......................  23,835,500    3,330,498
   *PT Arwana Citramulia Tbk..........................   1,791,500      357,071
    PT Asahimas Flat Glass Tbk........................     983,000      821,761
    PT Astra Graphia Tbk..............................   1,904,000      293,614
   *PT Bakrie & Brothers Tbk.......................... 319,498,500      656,050
    PT Bakrie Sumatera Plantations Tbk................  59,676,500      558,717
   *PT Bakrie Telecom Tbk.............................  87,585,398      450,157
   *PT Bakrieland Development Tbk..................... 204,925,750    1,136,757
    PT Bank Bukopin Tbk...............................  24,854,666    1,710,526
   *PT Bank Pan Indonesia Tbk.........................  13,656,500      926,700
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten
     Tbk..............................................  12,684,500    1,564,093
    PT Bank Tabungan Negara Persero Tbk...............  18,048,749    3,005,186
   *PT Barito Pacific Tbk.............................  11,088,500      455,389
   *PT Benakat Petroleum Energy Tbk...................  42,233,500      672,017
   *PT Berau Coal Energy Tbk..........................  25,229,500      596,864
   *PT Berlian Laju Tanker Tbk........................  35,106,366           --
   *PT Bhakti Investama Tbk........................... 103,922,400    5,285,100
    PT Bisi International Tbk.........................   8,355,000      687,089
   *PT Borneo Lumbung Energi & Metal Tbk..............  15,086,000      759,598
   *PT Budi Acid Jaya Tbk.............................   5,947,000       71,018

                                     1514

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ----------- ----------
INDONESIA -- (Continued)
   *PT Bumi Resources Minerals Tbk......................   7,618,000 $  183,855
    PT Bumi Serpong Damai Tbk...........................  27,897,700  4,013,898
    PT BW Plantation Tbk................................  10,898,000  1,443,847
   *PT Central Proteinaprima Tbk........................  21,920,000     58,513
   *PT Chandra Asri Petrochemical Tbk...................      13,500      4,385
    PT Charoen Pokphand Indonesia Tbk...................  10,683,000  4,261,228
    PT Ciputra Development Tbk..........................  51,746,080  4,891,036
    PT Ciputra Property Tbk.............................  11,177,500    792,606
    PT Ciputra Surya Tbk................................   5,622,000  1,473,284
    PT Citra Marga Nusaphala Persada Tbk................  10,705,000  2,036,414
    PT Clipan Finance Indonesia Tbk.....................   1,482,000     69,271
   *PT Darma Henwa Tbk..................................  72,303,600    371,203
   *PT Davomas Adabi Tbk................................  37,629,500    193,170
   *PT Delta Dunia Makmur Tbk...........................  36,242,000    800,682
   *PT Energi Mega Persada Tbk.......................... 175,439,000  1,676,055
    PT Ever Shine Textile Tbk...........................   3,654,640     59,660
   *PT Exploitasi Energi Indonesia Tbk..................  28,246,500  1,015,594
   *PT Fajar Surya Wisesa Tbk...........................       5,000      1,298
    PT Gajah Tunggal Tbk................................  10,043,500  2,324,082
   *PT Garda Tujuh Buana Tbk............................      61,500     37,810
   *PT Garuda Indonesia Persero Tbk.....................  22,701,500  1,516,450
    PT Global Mediacom Tbk..............................  16,714,500  3,735,135
    PT Gozco Plantations Tbk............................  12,307,700    241,612
   *PT Hanson International Tbk.........................  27,497,000    890,137
    PT Harum Energy Tbk.................................   5,907,500  3,639,599
    PT Hexindo Adiperkasa Tbk...........................   1,360,500    936,053
    PT Holcim Indonesia Tbk.............................   8,579,000  2,732,924
   *PT Indah Kiat Pulp & Paper Corp. Tbk................  11,589,500    857,027
    PT Indika Energy Tbk................................  10,666,500  1,611,392
   *PT Indomobil Sukses Internasional Tbk...............   5,344,500  2,826,041
    PT Indorama Synthetics Tbk..........................     485,000     67,005
   *PT Inovisi Infracom Tbk.............................     240,700    171,832
    PT Intiland Development Tbk.........................  27,026,532    929,917
    PT Japfa Comfeed Indonesia Tbk......................   4,803,500  3,455,402
    PT Jaya Real Property Tbk...........................   1,967,500    686,807
   *PT Kawasan Industri Jababeka Tbk.................... 109,273,500  2,638,392
   *PT Krakatau Steel Persero Tbk.......................   7,398,000    486,107
    PT Lippo Karawaci Tbk...............................  23,016,812  2,435,744
   *PT Malindo Feedmill Tbk.............................   6,221,000  1,612,198
    PT Matahari Putra Prima Tbk.........................  11,252,128  1,412,275
   *PT Mayorah Indah Tbk................................   3,432,500  7,252,185
    PT Medco Energi Internasional Tbk...................   8,831,000  1,424,269
    PT Media Nusantara Citra Tbk........................  12,352,485  3,015,388
    PT Mitra Adiperkasa Tbk.............................   7,061,500  4,644,674
   *PT Mitra International Resources Tbk................   6,855,000     76,714
   *PT Modern Internasional Tbk.........................   1,920,800    189,169
    PT Multistrada Arah Sarana Tbk......................   6,803,000    258,413
   *PT Mutlipolar Corporation Tbk.......................   7,277,000    246,695
    PT Nippon Indosari Corpindo Tbk.....................     657,000    421,904
   *PT Nusantara Infrastructure Tbk.....................  10,919,000    223,250
    PT Pabrik Kertas Tjiwi Kimia Tbk....................     557,500    112,213
    PT Pakuwon Jati Tbk.................................  70,747,200  1,999,457
    PT Pan Brothers Tbk.................................     207,000      8,495
   *PT Panasia Indo Resources Tbk.......................      79,000      6,651
   *PT Panin Financial Tbk..............................  96,871,500  1,751,575
    PT Panin Insurance Tbk..............................   6,780,000    417,142
    PT Pembangunan Perumahan Persero Tbk................  13,996,500  1,248,966
   *PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk................................................  14,662,500  3,318,197
   *PT Polaris Investama Tbk............................   2,730,500    315,656
   *PT Polychem Indonesia Tbk...........................   4,642,000    169,267
    PT Ramayana Lestari Sentosa Tbk.....................  23,532,000  2,824,856

                                     1515

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
    PT Resource Alam Indonesia Tbk....................   2,594,000 $    718,884
   *PT Samindo Resources Tbk..........................     879,750       72,355
    PT Sampoerna Agro Tbk.............................   4,785,500    1,142,691
    PT Samudera Indonesia Tbk.........................     142,500       59,275
    PT Selamat Sempurna Tbk...........................   4,386,500    1,080,913
   *PT Sentul City Tbk................................ 132,559,000    3,475,454
    PT Sinar Mas Agro Resources & Technology Tbk......   1,037,460      735,906
   *PT Sugih Energy Tbk...............................  38,911,000    1,501,084
    PT Summarecon Agung Tbk...........................  33,746,532    6,551,318
   *PT Sunson Textile Manufacturer Tbk................   2,325,500       31,123
   *PT Surabaya Agung Industri Pulp & Kertas Tbk......      64,500        1,755
   *PT Surya Dumai Industri Tbk.......................   3,298,500           --
    PT Surya Semesta Internusa Tbk....................  30,146,000    4,306,595
   *PT Suryainti Permata Tbk..........................   7,252,000       66,266
   *PT Texmaco Jaya Tbk...............................      93,000       28,167
    PT Tiga Pilar Sejahtera Food Tbk..................  12,959,500    1,517,398
    PT Timah Persero Tbk..............................  14,203,000    2,407,471
   *PT Total Bangun Persada TbK.......................  10,659,500    1,116,216
   *PT Tower Bersama Infrastructure Tbk...............   3,673,000    2,224,614
   *PT Trada Maritime Tbk.............................  38,168,513    5,177,318
    PT Trias Sentosa Tbk..............................  38,725,600    1,372,768
   *PT Trimegah Securities Tbk........................   9,741,000      118,108
   *PT Truba Alam Manunggal Engineering Tbk...........  21,316,500      109,428
    PT Tunas Baru Lampung Tbk.........................   9,945,000      485,909
    PT Tunas Ridean Tbk...............................  13,838,000    1,278,574
    PT Ultrajaya Milk Industry & Trading Co. Tbk......   1,000,500      169,587
    PT Unggul Indah Cahaya Tbk........................      48,239        9,905
    PT Wijaya Karya Persero Tbk.......................  16,679,500    2,827,462
                                                                   ------------
TOTAL INDONESIA.......................................              167,338,833
                                                                   ------------
ISRAEL -- (0.0%)
    Alony Hetz Properties & Investments, Ltd..........           1            3
    Beit Shemesh Engines Holdings, Ltd................          --           --
    Delta-Galil Industries, Ltd.......................           1            9
   *Electra Real Estate, Ltd..........................           1            2
   *Feuchtwanger Investments, Ltd.....................       4,200           14
   *Formula Systems (1985), Ltd.......................          --            3
   *Formula Vision Technologies, Ltd..................           1           --
   *Jerusalem Oil Exploration, Ltd....................          --            4
   *Knafaim Holdings, Ltd.............................      19,085       52,076
   *Metis Capital, Ltd................................         919        1,120
    Mivtach Shamir Holdings, Ltd......................      12,073      274,823
   *Naphtha Israel Petroleum Corp., Ltd...............           1            5
   *Osem Investments, Ltd.............................           1           11
   *Super-Sol, Ltd. Series B..........................          --            1
                                                                   ------------
TOTAL ISRAEL..........................................                  328,071
                                                                   ------------
MALAYSIA -- (4.2%)
   *Adventa Berhad....................................       4,600          399
    Aeon Co. (M) Berhad...............................   1,074,000    4,373,820
    Aeon Credit Service M Berhad......................      46,800      156,563
    Affin Holdings Berhad.............................   1,180,700    1,250,337
   *Alam Maritim Resources Berhad.....................   1,665,900      450,189
    Amway (Malaysia) Holdings Berhad..................     399,300    1,418,178
    Ann Joo Resources Berhad..........................     994,350      415,947
   *Anson Perdana Berhad..............................      10,000          145
    APM Automotive Holdings Berhad....................     340,400      615,371
    Asas Dunia Berhad.................................     100,400       45,915
   *Benalec Holdings Berhad...........................   3,129,700    1,189,294
   *Berjaya Assets Berhad.............................     810,100      226,732
    Berjaya Corp. Berhad..............................  14,661,500    2,524,424

                                     1516

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    Berjaya Land Berhad................................... 3,734,000 $  997,050
   *Bernas Padiberas Nasional Berhad......................    27,900     28,353
    BIMB Holdings Berhad.................................. 2,104,000  2,044,958
    Bintulu Port Holdings Berhad..........................    25,900     59,186
    BLD Plantation Berhad.................................     7,900     21,157
   *Bolton Berhad.........................................   689,430    177,493
    Bonia Corp. Berhad....................................    21,400     15,014
   *Boustead Heavy Industries Corp. Berhad................     2,600      1,823
    Boustead Holdings Berhad..............................   776,872  1,210,183
    Bursa Malaysia Berhad................................. 2,448,700  5,217,975
    Cahya Mata Sarawak Berhad.............................   907,500    882,039
   *Can-One Berhad........................................   194,100    139,325
    Carlsberg Brewery Berhad..............................   903,700  3,458,762
   *Carotech Berhad.......................................   230,650      1,485
    CB Industrial Product Holding Berhad..................   948,520    809,115
    Chemical Co. of Malaysia Berhad.......................   283,900     78,545
    Chin Teck Plantations Berhad..........................    33,000     94,342
    CI Holdings Berhad....................................    29,900      9,520
    Coastal Contracts Berhad..............................   764,566    499,599
    CSC Steel Holdings Berhad.............................   534,600    204,764
    Cycle & Carriage Bintang Berhad.......................    15,000     13,410
    Daibochi Plastic & Packaging Industry Berhad..........    34,700     27,895
   *Datuk Keramik Holdings Berhad.........................    24,000         --
    Dayang Enterprise Holdings Berhad..................... 1,068,131    869,817
    Dialog Group Berhad................................... 4,126,992  3,069,122
    Dijaya Corp. Berhad...................................   853,400    280,273
    DRB-Hicom Berhad...................................... 5,663,500  4,685,006
    Dutch Lady Milk Industries Berhad.....................   136,600  1,861,820
    Eastern & Oriental Berhad............................. 4,430,500  2,181,926
    ECM Libra Financial Group Berhad...................... 1,372,801    384,463
   *Elk-Desa Resources Berhad.............................   185,378     75,774
    Encorp Berhad.........................................    55,200     10,818
    Eng Kah Corp. Berhad..................................    21,890     23,880
    Evergreen Fibreboard Berhad........................... 1,239,400    239,305
    Faber Group Berhad.................................... 1,170,000    537,429
    Far East Holdings Berhad..............................    61,500    140,608
   *Fountain View Development Berhad......................   808,200         --
    Fraser & Neave Holdings Berhad........................   190,500  1,120,912
    George Kent (Malaysia) Berhad.........................    34,200      9,987
    Globetronics Technology Berhad........................   680,560    382,114
    Glomac Berhad......................................... 1,669,200    459,403
   *Golden Plus Holdings Berhad...........................   216,000     72,996
   *Goldis Berhad.........................................   524,250    337,857
   *Green Packet Berhad...................................   347,100     45,153
    Guan Chong Berhad.....................................   163,300     89,445
    Guinness Anchor Berhad................................   877,100  4,573,668
    GuocoLand (Malaysia) Berhad...........................   719,200    192,169
    Hai-O Enterprise Berhad...............................   445,180    343,777
    Hap Seng Consolidated Berhad.......................... 4,540,640  2,381,943
    Hap Seng Plantations Holdings Berhad.................. 1,097,000    967,660
    Hartalega Holdings Berhad............................. 1,059,000  1,527,593
    Hiap Teck Venture Berhad..............................   220,800     29,843
   *Ho Wah Genting Berhad................................. 3,176,000    260,565
    Hock Seng Lee Berhad.................................. 1,070,416    510,222
    Hong Leong Industries Berhad..........................   605,900    857,803
   *Hovid Berhad..........................................   922,600     69,771
   *Hua Yang Berhad.......................................   108,800     56,781
   *Hunza Properties Berhad...............................   446,200    212,281
    Hwang-DBS (Malaysia) Berhad...........................   293,200    350,898
    IGB Corp. Berhad...................................... 5,289,255  3,979,345
   *IGB Real Estate Investment Trust...................... 1,240,638    542,982

                                     1517

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    IJM Land Berhad....................................... 2,302,800 $1,594,691
    IJM Plantations Berhad................................ 1,579,500  1,504,645
   *Inch Kenneth Kajang Rubber Berhad.....................   720,100    221,369
   *Insas Berhad.......................................... 1,771,381    239,408
    Integrated Logistics Berhad...........................   260,515     76,337
    Integrax Berhad.......................................    36,600     15,089
    Iris Corp. Berhad..................................... 4,206,300    223,066
   *Jaks Resources Berhad................................. 1,842,000    201,644
    Jaya Tiasa Holdings Berhad............................ 1,561,527    945,259
    JCY International Berhad.............................. 3,285,800    665,794
    JobStreet Corp. Berhad................................    26,700     20,655
    JT International Berhad...............................   554,100  1,150,043
    K & N Kenanga Holdings Berhad.........................   898,100    167,675
   *Karambunai Corp. Berhad............................... 4,654,100    172,499
    Keck Seng (Malaysia) Berhad...........................   828,150  1,112,621
    Kian Joo Can Factory Berhad........................... 1,453,280  1,043,720
    Kim Loong Resources Berhad............................   292,760    208,210
   *Kinsteel Berhad....................................... 1,888,600    176,201
    KLCC Property Holdings Berhad.........................   926,400  1,874,956
   *KNM Group Berhad...................................... 7,015,850  1,083,782
    Kossan Rubber Industries Berhad.......................   977,600  1,051,787
    KPJ Healthcare Berhad................................. 3,189,750  5,862,986
    KrisAssets Holdings Berhad............................   424,963      8,840
    KSK Group Berhad...................................... 3,263,700    625,040
   *KSL Holdings Berhad...................................   730,166    389,902
   *KUB (Malaysia) Berhad................................. 1,353,500    176,578
    Kulim (Malaysia) Berhad...............................   960,700  1,114,350
   *Kumpulan Europlus Berhad.............................. 1,328,300    374,269
    Kumpulan Fima Berhad..................................   655,550    384,123
    Kumpulan Perangsang Selangor Berhad...................   597,200    179,478
    Kwantas Corp. Berhad..................................   390,200    231,207
   *Land & General Berhad................................. 2,905,400    359,979
   *Landmarks Berhad...................................... 1,099,400    344,877
    LBS Bina Group Berhad................................. 1,046,400    287,880
    Lingkaran Trans Kota Holdings Berhad..................   915,600  1,257,565
    Lingui Development Berhad.............................   266,600    139,008
   *Lion Corp. Berhad.....................................   535,800     56,063
    Lion Industries Corp. Berhad.......................... 2,616,800    791,951
    LPI Capital Berhad....................................    87,980    379,551
    Mah Sing Group Berhad................................. 2,203,740  1,618,595
    Malayan Flour Mills Berhad............................ 1,304,650    508,520
    Malaysia Building Society Berhad...................... 1,463,200  1,063,667
   *Malaysian Airline System Berhad....................... 5,221,300  1,160,097
    Malaysian Bulk Carriers Berhad........................ 1,677,100    723,278
    Malaysian Pacific Industries Berhad...................   364,713    294,649
    Malaysian Resources Corp. Berhad...................... 9,450,949  4,225,361
   *Mancon Berhad.........................................    12,000      3,360
    Marco Holdings Berhad................................. 1,304,500     63,135
   *Masterskill Education Group Berhad....................   123,600     25,434
    MBM Resources Berhad..................................   894,796  1,003,226
    Media Chinese International, Ltd...................... 1,506,800    542,759
    Media Prima Berhad.................................... 4,543,703  3,261,103
    Mega First Corp. Berhad...............................   404,800    208,602
   *MEMS Technology Berhad................................ 1,917,000     37,020
   *MHC Plantations Berhad................................    22,300      7,532
   *MK Land Holdings Berhad...............................   775,500     77,430
    MKH Berhad............................................   723,292    407,387
    MNRB Holdings Berhad..................................   693,800    563,056
    Mudajaya Group Berhad................................. 1,097,666    904,497
    Muhibbah Engineering Berhad........................... 1,804,250    493,433
   *Mulpha International Berhad........................... 8,235,600  1,020,204

                                     1518

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    Multi-Purpose Holdings Berhad......................... 1,022,000 $1,082,411
    My EG Services Berhad................................. 1,961,900    495,761
    Naim Holdings Berhad..................................   762,900    461,556
    NCB Holdings Berhad................................... 1,147,200  1,646,823
   *Nikko Electronics Berhad..............................    36,600        118
    Notion VTEC Berhad....................................   688,216    166,139
    NTPM Holdings Berhad.................................. 1,203,180    174,286
    Nylex (Malaysia) Berhad...............................   285,857     45,978
    Oldtown Berhad........................................   595,700    423,223
    Oriental Holdings Berhad..............................   204,200    554,089
    OSK Holdings Berhad................................... 2,213,270  1,039,292
    P.I.E. Industrial Berhad..............................   140,100    194,186
   *Padini Holdings Berhad................................ 2,737,400  1,595,116
    Panasonic Manufacturing (Malaysia) Berhad.............   157,184  1,022,031
   *Panglobal Berhad......................................    14,000      8,516
    Paramount Corp. Berhad................................   291,300    145,296
    Parkson Holdings Berhad...............................   570,500    887,440
    PBA Holdings Berhad...................................   274,100     76,815
    Pelikan International Corp. Berhad....................   768,519    170,804
   *Perdana Petroleum Berhad.............................. 1,988,100    722,680
   *Perisai Petroleum Teknologi Berhad.................... 3,113,600  1,033,648
    Perusahaan Sadur Timah Malaysia (Perstima) Berhad.....     5,000      4,952
    PJ Development Holdings Berhad........................ 1,247,700    317,321
    POS (Malaysia) Berhad................................. 2,247,600  2,567,231
    Press Metal Berhad....................................   949,700    562,591
   *Prime Utilities Berhad................................     3,000         87
    Protasco Berhad.......................................   457,600    144,182
   *Puncak Niaga Holdings Berhad..........................   929,120    358,683
    QL Resources Berhad................................... 2,093,420  2,072,881
    RCE Capital Berhad.................................... 1,535,850    123,434
   *Rimbunan Sawit Berhad................................. 1,755,800    443,666
    Salcon Berhad.........................................   749,400    100,109
   *Sapurakencana Petroleum Berhad........................ 2,471,424  2,323,459
    Sarawak Oil Palms Berhad..............................   305,260    560,942
    Sarawak Plantation Berhad.............................   106,600     85,832
    Scientex Berhad.......................................   280,762    272,802
   *Scomi Group Berhad.................................... 7,933,200    893,976
    Selangor Dredging Berhad.............................. 1,118,200    285,961
    Selangor Properties Berhad............................   141,900    157,564
    Shangri-La Hotels (Malaysia) Berhad...................   240,000    294,005
    Shell Refining Co. Federation of Malaysia Berhad......     7,900     20,879
    SHL Consolidated Berhad...............................   277,400    115,997
    Southern Acids (Malaysia) Berhad......................    41,000     31,112
   *SRI Hartemas Berhad...................................    65,000         --
    Star Publications (Malaysia) Berhad...................   772,900    651,699
    Subur Tiasa Holdings Berhad...........................   386,085    245,148
   *Sunway Berhad......................................... 2,950,370  2,278,592
    Supermax Corp. Berhad................................. 3,267,500  2,019,540
    Suria Capital Holdings Berhad.........................   672,800    344,291
    Syarikat Takaful Malaysia Berhad......................   268,000    470,210
    Ta Ann Holdings Berhad................................   898,108  1,064,163
    TA Enterprise Berhad.................................. 5,680,800    922,570
    TA Global Berhad...................................... 3,378,340    255,277
    TAHPS Group Berhad....................................     4,000      6,081
    Tan Chong Motor Holdings Berhad....................... 1,439,300  2,329,023
    Tasek Corp. Berhad....................................    61,800    278,661
    TDM Berhad............................................   551,700    593,856
   *TH Heavy Engineering Berhad........................... 2,725,000    425,742
   *TH Plantations Berhad................................. 1,238,900    810,229
    Three-A Resources Berhad..............................    11,100      3,678
   *Time Dotcom Berhad.................................... 1,821,888  2,169,756

                                     1519

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
    Time Engineering Berhad............................. 1,055,200 $     91,761
    Top Glove Corp. Berhad.............................. 2,473,860    4,165,420
    Tradewinds (Malaysia) Berhad........................   574,600    1,713,178
    Tradewinds Corp. Berhad.............................   803,900      271,626
    Tradewinds Plantation Berhad........................   330,400      455,779
    TRC Synergy Berhad..................................   155,520       27,552
    TSH Resources Berhad................................ 1,931,400    1,306,204
    Uchi Technologies Berhad............................ 1,248,800      470,239
    Unico-Desa Plantations Berhad....................... 1,853,775      663,553
    Unisem (Malaysia) Berhad............................ 3,139,090    1,041,824
    United Malacca Berhad...............................   396,150      893,408
    United Plantations Berhad...........................   508,900    4,254,100
   *UOA Development Berhad.............................. 1,407,000      769,949
    VS Industry Berhad..................................   344,026      152,843
    Wah Seong Corp. Berhad.............................. 1,820,593      967,002
    WCT Berhad.......................................... 4,228,840    3,007,301
    Wellcall Holdings Berhad............................    18,000       12,519
    Wing Tai (Malaysia) Berhad..........................   551,500      337,237
    WTK Holdings Berhad................................. 1,966,500      572,884
   *Yinson Holdings Berhad..............................   132,900       94,167
    YNH Property Berhad.................................   918,198      579,362
    YTL e-Solutions Berhad.............................. 3,485,600      734,564
   *YTL Land & Development Berhad....................... 1,058,500      299,823
    Zhulian Corp Berhad.................................   554,733      500,646
                                                                   ------------
TOTAL MALAYSIA..........................................            169,255,490
                                                                   ------------
MEXICO -- (3.4%)
  #*Alsea S.A.B. de C.V................................. 2,762,799    6,388,427
   #Arca Continental S.A.B. de C.V...................... 1,537,818   11,727,214
  #*Axtel S.A.B. de C.V................................. 4,548,460    1,259,228
   *Banregio Grupo Financiero S.A.B. de C.V.............   535,224    2,524,451
   *Bio Pappel S.A.B. de C.V............................   252,697      328,725
    Bolsa Mexicana de Valores S.A. de C.V............... 2,416,799    6,111,092
   #Cia Minera Autlan S.A.B. de C.V. Series B...........   424,192      465,408
   #Compartamos S.A.B. de C.V........................... 3,957,362    6,147,099
  #*Consorcio ARA S.A.B. de C.V. Series *............... 4,647,589    1,739,931
   *Consorcio Hogar S.A.B. de C.V. Series B.............    49,493       11,074
   *Corporacion GEO S.A.B. de C.V. Series B............. 3,194,830    3,743,961
   *Corporacion Interamericana de Entramiento S.A.B.
     de C.V. Series B...................................   960,372      698,680
   *Corporacion Mexicana de Restaurantes S.A.B. de
     C.V. Series B......................................     1,323          468
    Corporacion Moctezuma S.A.B. de C.V. Series *.......   858,200    2,610,792
    Corporativo Fragua S.A.B. de C.V....................         3           50
   *Corporativo GBM S.A.B. de C.V.......................    26,419       13,558
  #*Desarrolladora Homex S.A.B. de C.V.................. 1,235,743    3,010,973
  #*Desarrolladora Homex S.A.B. de C.V. ADR.............    38,266      558,301
   *Empaques Ponderosa S.A. de C.V. Series B............   206,000       14,582
  #*Empresas ICA S.A.B. de C.V.......................... 1,916,250    5,743,656
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR...........   626,760    7,502,317
  #*Financiera Independencia S.A.B. de C.V..............   215,935       83,218
  #*Genomma Lab Internacional S.A.B. de C.V. Series B... 5,094,797   11,636,458
  #*Gruma S.A.B. de C.V. ADR............................    33,070      439,831
   *Gruma S.A.B. de C.V. Series B....................... 1,500,820    4,965,905
  #*Grupo Aeromexico S.A.B. de C.V......................   448,908      648,933
    Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 702,548 2,349,452 Grupo Aeroportuario del Centro Norte S.A.B. de
      C.V. ADR..........................................     3,642       96,950
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      ADR...............................................    11,942      743,270
    Grupo Aeroportuario del Pacifico S.A.B. de C.V.
      Series B..........................................   624,635    3,895,801
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR.. 16,100 1,922,501 Grupo Aeroportuario del Sureste S.A.B. de C.V.
      Series B..........................................   234,096    2,796,352
   *Grupo Cementos de Chihuahua S.A.B. de C.V...........   822,000    2,876,929
    Grupo Comercial Chedraui S.A. de C.V................    12,341       42,853

                                     1520

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
MEXICO -- (Continued)
  #*Grupo Famsa S.A.B. de C.V. Series A...............   1,313,858 $  1,777,355
    Grupo Herdez S.A.B. de C.V. Series *..............     929,558    2,939,002
    Grupo Industrial Maseca S.A.B. de C.V. Series B...     578,600      709,905
    Grupo Industrial Saltillo S.A.B. de C.V...........     165,733      397,563
    Grupo Kuo S.A.B. de C.V. Series B.................     297,061      781,518
    Grupo Nutrisa S.A.B. de C.V.......................          88          561
   *Grupo Pochteca S.A.B. de C.V......................   2,167,402      975,063
   *Grupo Posadas S.A.B. de C.V. Series L.............     198,900      324,601
   *Grupo Qumma S.A. de C.V. Series B.................     105,334        1,491
  #*Grupo Simec S.A. de C.V. Series B.................     677,138    3,371,151
   *Grupo Simec S.A. de C.V. Sponsored ADR............       4,478       66,364
   *Grupo Sports World S.A.B. de C.V..................      41,891       59,503
   #Industrias Bachoco S.A.B. de C.V. Series B........     258,048      598,715
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR...       7,071      196,715
   *Industrias CH S.A.B. de C.V. Series B.............   1,217,718   10,038,947
   *Inmuebles Carso S.A.B. de C.V. Series B-1.........     340,447      294,537
    Megacable Holdings S.A.B. de C.V..................     221,418      584,255
  #*OHL Mexico S.A.B. de C.V..........................     818,389    1,853,743
   *Promotora y Operadora de Infraestructura S.A.B.
     de C.V...........................................   1,217,941    8,698,758
   *Qualitas Controladora S.A.B. de C.V...............      12,200       21,513
   *Sanluis Rassini S.A.P.I. de C.V. Series A.........       3,300           --
   *Sanluis Rassini S.A.P.I. de C.V. Series B.........       4,642           --
   *Sanluis Rassini S.A.P.I. de C.V. Series C.........       4,642           --
   *Savia S.A. de C.V. Series A.......................     610,700       38,425
    TV Azteca S.A.B. de C.V...........................   7,046,406    4,976,698
   *Urbi Desarrollos Urbanos S.A.B. de C.V............   2,371,991    1,378,652
   *Vitro S.A.B. de C.V. Series A.....................     736,702    1,158,828
                                                                   ------------
TOTAL MEXICO..........................................              134,342,303
                                                                   ------------
PHILIPPINES -- (1.7%)
    A. Soriano Corp...................................   3,430,211      479,982
    Aboitiz Equity Ventures, Inc......................   1,662,730    2,272,402
    Alsons Consolidated Resources, Inc................   3,263,000      102,110
   *Atlas Consolidated Mining & Development...........   2,742,100    1,483,174
   *Belle Corp........................................  18,496,600    2,304,061
   *Cebu Air, Inc.....................................     963,340    1,467,330
    Cebu Holdings, Inc................................   3,291,900      345,026
    China Banking Corp................................     386,780      537,005
    EEI Corp..........................................   1,161,600      328,515
   *Empire East Land Holdings, Inc....................  19,707,000      498,367
    Filinvest Development Corp........................   2,852,922      354,005
    Filinvest Land, Inc...............................  72,127,577    3,082,434
   *First Gen Corp....................................   4,561,500    2,965,200
    First Philippines Holdings Corp...................   1,527,600    3,856,750
   *Ginebra San Miguel, Inc...........................     898,600      377,118
   *Global Estate Resorts, Inc........................   9,584,000      504,695
    House of Investments, Inc.........................     100,000       16,001
    International Container Terminal Services, Inc....     319,998      598,574
    Jollibee Foods Corp...............................     878,578    2,370,062
   *Lafarge Republic, Inc.............................   2,327,882      656,170
   *Lepanto Consolidated Mining Co. Series B..........  26,421,000      792,701
    Lopez Holdings Corp...............................   9,123,100    1,639,027
    Macroasia Corp....................................     447,500       28,909
   *Manila Mining Corp. Series B...................... 144,762,500      245,422
    Manila Water Co., Inc.............................   3,206,500    2,829,202
   *Megawide Construction Corp........................      55,700       25,154
    Megaworld Corp....................................  49,951,000    4,136,239
   *Metro Pacific Corp. Series A......................   1,827,193       93,414
    Metro Pacific Investments Corp....................  20,819,100    2,665,678
   *Pepsi-Cola Products Philippines, Inc..............   5,159,500      810,692
   *Philex Petroleum Corp.............................     218,300      179,746

                                     1521

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
PHILIPPINES -- (Continued)
   *Philippine Bank of Communications..................      14,726 $    27,642
   *Philippine National Bank...........................   1,243,335   3,029,243
   *Philippine National Construction Corp..............     173,000      20,836
    Philippine Savings Bank............................     356,863     940,150
    Philippine Stock Exchange, Inc.....................      85,510     966,115
   *Philippine Townships, Inc..........................     318,732      37,212
    Philodrill Corp.................................... 274,300,000     283,241
   *Philtown Properties, Inc...........................     111,562       4,223
    PhilWeb Corp.......................................   2,439,840     850,205
    Phinma Corp........................................     135,549      40,101
   *Phoenix Petroleum Philippines, Inc.................      48,200      12,805
   *RFM Corp...........................................   8,590,268   1,018,519
    Rizal Commercial Banking Corp......................   1,225,540   2,050,565
   *Robinson's Land Corp. Series B.....................   7,630,305   4,017,595
    Security Bank Corp.................................     984,610   4,205,722
   *Semirara Mining Corp...............................     312,750   1,891,743
    Shang Properties, Inc..............................   1,759,970     134,631
    SM Development Corp................................  17,568,317   2,596,507
    Union Bank of Philippines..........................     668,540   1,982,015
   *Universal Rightfield Property Holdings, Inc........   1,062,000         731
    Universal Robina Corp..............................   2,095,905   4,507,780
    Vista Land & Lifescapes, Inc.......................  14,753,200   1,878,870
   *Yehey! Corp........................................      22,253         738
                                                                    -----------
TOTAL PHILIPPINES......................................              68,542,354
                                                                    -----------
POLAND -- (1.6%)
    Agora SA...........................................     251,241     727,403
   *Alchemia SA........................................     292,351     469,101
   *AmRest Holdings SE.................................      52,852   1,492,974
    Apator SA..........................................      43,140     454,924
    Asseco Poland SA...................................     423,139   6,158,776
   *ATM SA.............................................      63,359     238,039
    ATM Systemy Informatyczne SA.......................      48,292      25,059
   *Bank Millennium SA.................................      44,376      65,591
   *Bank Zackodni WBK SA...............................      12,380   1,006,637
   *Bioton SA..........................................  12,897,347     292,059
   *Boryszew SA........................................   8,964,449   1,622,113
    Budimex SA.........................................      58,233   1,262,217
    CCC SA.............................................      66,172   1,538,075
   *CD Projekt Red SA..................................     582,919   1,267,102
   *Ciech SA...........................................     216,659   1,471,956
   *Cinema City International NV.......................      48,259     398,466
   *City Interactive SA................................      25,647     223,272
    ComArch SA.........................................       1,416      39,476
   *Cyfrowy Polsat SA..................................         682       3,696
    Debica SA..........................................      29,862     647,721
    Dom Development SA.................................       4,673      54,498
   *Dom Maklerski IDM SA...............................      37,181       2,050
    Elektrobudowa SA...................................       8,568     387,725
    Emperia Holding SA.................................      51,549     977,218
    Eurocash SA........................................     223,804   3,646,289
    Fabryki Mebli Forte SA.............................      48,823     238,039
   *Famur SA...........................................     256,705     377,749
   *Farmacol SA........................................      50,868     622,521
   *Getin Holding SA...................................   1,841,836   1,620,300
    Grupa Kety SA......................................      39,486   1,827,142
   *Grupa Lotos SA.....................................     371,629   4,813,890
   *Hawe SA............................................     339,158     379,276
   *Impexmetal SA......................................     533,046     622,888
    Inter Cars SA......................................      14,871     451,381
   *Kernel Holding SA..................................      22,208     499,045

                                     1522

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
POLAND -- (Continued)
    Koelner SA..........................................        800 $     2,515
   *Kopex SA............................................    139,522     722,821
   *LC Corp. SA.........................................      9,839       4,141
    LPP SA..............................................      1,964   3,079,568
    Lubelski Wegiel Bogdanka SA.........................    185,402   8,198,231
   *MCI Management SA...................................     89,553     195,942
   *MNI SA..............................................     32,083      14,517
   *Mostostal Warszawa SA...............................     37,200     184,704
   *Netia SA............................................  1,485,916   2,212,477
    Orbis SA............................................    130,535   1,609,569
    Pelion SA...........................................     36,136     453,241
   *Petrolinvest SA.....................................    909,530     350,236
   *Pfleiderer Grajewo SA...............................     22,957     116,313
   *Polimex-Mostostal SA................................  2,699,832     487,563
   *Polnord SA..........................................     77,257     269,716
   *Polski Koncern Miesny Duda SA.......................    719,202      88,601
   *PZ Cormay SA........................................    103,880     535,286
   *Qumak-Sekom SA......................................        894       3,455
   *Raciborska Fabryka Kotlow SA........................    236,205     681,119
   *Rovese SA...........................................    501,512     232,039
   *Rovese SA Issue 12 Shares...........................    983,936     445,623
   *Stalexport SA.......................................    109,683      50,844
   *Stalprodukt SA......................................      8,713     559,539
   *Sygnity SA..........................................     46,479     253,940
    Synthos SA..........................................    898,855   1,525,601
    TVN SA..............................................    950,026   2,983,440
    Warsaw Stock Exchange SA............................    108,316   1,411,022
    Zaklady Azotowe Pulawy SA...........................     26,539   1,100,027
   *Zaklady Azotowe w Tarnowie-Moscicach SA.............     14,666     267,946
   *Zaklady Chemiczne Police SA.........................     33,538     143,611
   *Zaklady Lentex SA...................................    121,070     190,469
    Zaklady Tluszcowe Kruszwica SA......................      3,076      29,368
    Zelmer SA...........................................      4,811      61,561
                                                                    -----------
TOTAL POLAND............................................             64,389,713
                                                                    -----------
SOUTH AFRICA -- (7.1%)
    Acucap Properties, Ltd..............................    184,773     943,792
    Adcock Ingram Holdings, Ltd.........................    945,633   6,173,610
    Adcorp Holdings, Ltd................................    293,980   1,033,005
    Advtech, Ltd........................................  1,498,546   1,125,966
    AECI, Ltd...........................................    579,121   5,535,958
    Afgri, Ltd..........................................  1,421,897     820,310
    African Oxygen, Ltd.................................    810,002   2,213,144
   *AG Industries, Ltd.................................. 32,496,618      72,659
    Allied Electronics Corp., Ltd.......................    192,133     491,091
    Allied Technologies, Ltd............................    194,422     915,284
   *ArcelorMittal South Africa, Ltd.....................    386,887   1,515,079
    Argent Industrial, Ltd..............................     37,236      28,285
   #Astral Foods, Ltd...................................    192,472   1,962,762
    Aveng, Ltd..........................................  2,057,732   7,021,877
    AVI, Ltd............................................  1,647,300  10,109,538
    Barloworld, Ltd.....................................    882,282   8,220,975
   *Basil Read Holdings, Ltd............................    258,738     320,139
   *Bell Equipment, Ltd.................................    158,539     476,282
    Blue Label Telecoms, Ltd............................  1,962,464   1,916,395
    Brait SE............................................    647,373   2,312,686
    Business Connexion Group, Ltd.......................  1,456,417     883,131
   #Capitec Bank Holdings, Ltd..........................    186,504   4,061,999
    Cashbuild, Ltd......................................    140,414   2,061,121
    Caxton & CTP Publishers & Printers, Ltd.............     36,508      70,394
    Cipla Medpro South Africa, Ltd......................  2,445,032   2,492,637

                                     1523

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH AFRICA -- (Continued)
    City Lodge Hotels, Ltd...............................   203,199 $ 2,463,648
    Clicks Group, Ltd.................................... 1,660,327  10,977,260
    Clover Industries, Ltd...............................   319,945     644,897
   *Consolidated Infrastructure Group, Ltd...............    20,853      39,198
    Coronation Fund Managers, Ltd........................ 1,416,715   6,981,245
   *Corpgro, Ltd.........................................   241,136          --
    Cullinan Holdings, Ltd...............................   326,748      45,663
    Datacentrix Holdings, Ltd............................   642,400     278,629
    DataTec, Ltd......................................... 1,106,298   5,767,850
    Delta EMD, Ltd.......................................    61,447      42,593
    Distell Group, Ltd...................................   283,884   3,516,654
   *Distribution & Warehousing Network, Ltd..............   258,997     190,476
   *Dorbyl, Ltd..........................................   179,838      14,073
   #DRDGOLD, Ltd......................................... 2,401,054   1,963,383
    ElementOne, Ltd......................................   325,845     323,388
    EOH Holdings, Ltd....................................   537,445   2,471,810
    Eqstra Holdings, Ltd................................. 1,053,438     772,456
   *Evraz Highveld Steel & Vanadium, Ltd.................   147,184     229,892
    Famous Brands, Ltd...................................   236,617   2,063,073
   *Gijima Group, Ltd.................................... 2,732,265      81,932
    Grindrod, Ltd........................................ 2,481,530   4,586,104
    Group Five, Ltd......................................   523,179   1,829,274
    Holdsport, Ltd.......................................    37,557     174,323
    Hudaco Industries, Ltd...............................   220,299   2,852,181
   *Hulamin, Ltd.........................................   328,014     143,162
    Iliad Africa, Ltd....................................   300,748     180,066
    Illovo Sugar, Ltd.................................... 1,524,492   5,114,997
   *JCI, Ltd............................................. 3,131,151          --
   #JD Group, Ltd........................................   983,807   4,424,201
    JSE, Ltd.............................................   530,682   4,086,140
    Kagiso Media, Ltd....................................   129,088     333,605
    KAP Industrial Holdings, Ltd......................... 1,870,705     712,921
    Lewis Group, Ltd.....................................   545,025   4,061,243
   *Litha Healthcare Group, Ltd..........................    46,892      19,613
    Mediclinic International, Ltd........................   531,401   3,378,816
   *Merafe Resources, Ltd................................ 6,359,944     603,622
    Metair Investments, Ltd..............................   679,768   2,625,211
    Mpact, Ltd...........................................   343,632     759,894
    Mr. Price Group, Ltd.................................   430,529   5,942,743
   *Murray & Roberts Holdings, Ltd....................... 2,783,531   7,839,680
    Mustek, Ltd..........................................   784,364     487,305
   *Mvelaserve, Ltd......................................   144,333     121,453
    Nampak, Ltd.......................................... 3,859,288  13,644,447
    Network Healthcare Holdings, Ltd.....................   828,841   1,820,107
   *New Bond Capital, Ltd................................   607,754       8,829
    Northam Platinum, Ltd................................ 1,285,240   5,268,922
    Nu-World Holdings, Ltd...............................    28,894      64,148
    Oceana Group, Ltd....................................   236,995   1,813,317
    Octodec Investments, Ltd.............................    10,288      22,245
    Omnia Holdings, Ltd..................................   401,742   6,483,515
    Palabora Mining Co., Ltd.............................    84,457     970,748
    Peregrine Holdings, Ltd..............................   614,892     783,641
    Petmin, Ltd.......................................... 1,215,428     314,270
    Pinnacle Technology Holdings, Ltd....................   809,399   1,759,186
   #Pioneer Foods, Ltd...................................   412,393   3,008,195
    PPC, Ltd............................................. 3,061,791  11,105,993
    Premium Properties, Ltd..............................    34,094      67,676
    PSG Group, Ltd.......................................   742,484   5,061,134
    Rainbow Chicken, Ltd.................................   173,509     318,496
    Raubex Group, Ltd....................................   471,055     967,886
   *Redefine Properties International, Ltd...............   218,974     129,973

                                     1524

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
SOUTH AFRICA -- (Continued)
    Resilient Property Income Fund, Ltd................ 1,196,102 $  6,759,286
    Reunert, Ltd.......................................   990,567    8,264,773
   *Royal Bafokeng Platinum, Ltd.......................   165,995    1,084,553
   *Santam, Ltd........................................   126,274    2,637,619
   *Sappi, Ltd......................................... 3,296,500   11,570,573
   *Sentula Mining, Ltd................................ 1,367,857      262,384
    Spar Group, Ltd. (The).............................   622,477    8,181,224
    Spur Corp., Ltd....................................   493,092    1,487,927
    Stefanutti Stocks Holdings, Ltd....................   432,875      494,157
    Sun International, Ltd.............................   548,834    6,282,580
   *Super Group, Ltd................................... 1,843,752    3,688,394
   *Telkom SA SOC, Ltd................................. 1,365,576    2,513,892
   *Times Media Group, Ltd.............................    85,496      133,027
    Tongaat-Hulett, Ltd................................   629,016    9,823,541
   *Trans Hex Group, Ltd...............................    57,943       21,836
    Trencor, Ltd.......................................   815,654    6,339,580
    Tsogo Sun Holdings, Ltd............................    57,655      158,174
    Value Group, Ltd...................................   363,719      219,560
    Village Main Reef, Ltd.............................   163,218       23,053
    Vukile Property Fund, Ltd..........................    85,171      160,433
   *Wesizwe Platinum, Ltd..............................   188,468       11,489
    Wilson Bayly Holme-Ovcon, Ltd......................   322,789    5,611,529
    Zeder Investments, Ltd............................. 1,932,165      725,425
                                                                  ------------
TOTAL SOUTH AFRICA.....................................            281,990,530
                                                                  ------------
SOUTH KOREA -- (13.4%)
  #*3S Korea Co., Ltd..................................   197,090    1,441,680
  #*Actoz Soft Co., Ltd................................    18,307      807,392
   *Aekyung Petrochemical Co., Ltd.....................     5,759      270,526
  #*Agabang&Company....................................   100,292      783,846
  #*Ahnlab, Inc........................................    19,508      946,639
   *AK Holdings, Inc...................................    12,678      252,634
  #*Amorepacific Group.................................     9,329    3,529,115
   *Anapass, Inc.......................................    37,019      445,591
  #*Asia Cement Co., Ltd...............................    11,586      689,195
  #*Asia Pacific Systems, Inc..........................    86,906      643,142
   *Asia Paper Manufacturing Co., Ltd..................     8,190      128,660
   *Asiana Airlines, Inc...............................   451,580    2,501,503
  #*AtlasBX Co., Ltd...................................    33,463      904,900
  #*AUK Corp...........................................   199,140      334,782
   *Autech Corp........................................    45,433      262,893
   *Avaco Co., Ltd.....................................    40,893      248,712
  #*Basic House Co., Ltd. (The)........................    35,470      485,455
   *BH Co., Ltd........................................    53,581      570,912
  #*BHI Co., Ltd.......................................    21,588      574,274
   *Binggrae Co., Ltd..................................    23,716    2,656,606
  #*Bioland, Ltd.......................................    43,535      573,930
   *Biospace Co., Ltd..................................    25,325      133,094
   *Biotoxtech Co., Ltd................................     3,121       15,327
   *Bongshin Co., Ltd..................................        64           54
    Bookook Securities Co., Ltd........................     7,410      113,506
   *Boryung Medience Co., Ltd..........................    25,764      270,060
  #*Boryung Pharmaceutical Co., Ltd....................    18,149      455,027
  #*Brain Technology Industries Co., Ltd...............   194,140      412,311
   *BS Financial Group, Inc............................   572,470    7,568,440
  #*Bu Kwang Pharmaceutical Co., Ltd...................    73,830      949,150
   *BYC Co., Ltd.......................................       710      121,044
  #*Byucksan Corp......................................   139,530      235,690
   *CammSys Corp.......................................    77,720      145,772
  #*Capro Corp.........................................   112,810    1,135,553
   *Celltrion Pharm, Inc...............................    46,440      701,554

                                     1525

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SOUTH KOREA -- (Continued)
  #*Chabio & Diostech Co., Ltd............................. 191,812 $1,709,102
   *Charm Engineering Co., Ltd.............................  42,800     75,288
  #*Cheil Worldwide, Inc................................... 380,705  7,834,804
    Chemtronics Co., Ltd...................................  31,435    460,270
  #*Chin Hung International, Inc........................... 631,597    395,359
   *China Great Star International, Ltd.................... 173,798    237,769
  #*China Ocean Resources Co., Ltd......................... 248,300    615,673
   *Choa Pharmaceutical Co................................. 109,921    454,602
  #*Chong Kun Dang Pharmaceutical Corp.....................  47,332  1,844,976
  #*Choong Ang Vaccine Laboratory..........................  16,852    191,898
   *Chosun Refractories Co., Ltd...........................   2,777    152,477
   *Chungdahm Learning, Inc................................  17,619    195,121
  #*CJ CGV Co., Ltd........................................  58,170  1,965,809
   *CJ Corp................................................  51,357  5,884,354
   *CJ E&M Corp............................................  87,533  2,742,162
   *CJ Korea Express Co., Ltd..............................  28,793  3,173,393
  #*CJ Seafood Corp........................................  87,630    221,948
  #*CNK International Co., Ltd.............................  75,346    433,771
   *Com2uSCorp.............................................  27,124    911,366
   *Cosmax, Inc............................................  45,880  1,756,902
  #*CosmoAM&T Co., Ltd.....................................  20,020     71,873
  #*Cosmochemical Co., Ltd.................................  45,510    322,287
  #*Coway Co., Ltd......................................... 167,250  7,257,159
   *Credu Corp.............................................  10,337    375,937
   *Crown Confectionery Co., Ltd...........................   2,883    601,176
  #*CrucialTec Co., Ltd....................................  73,995    606,403
  #*CTC BIO, Inc...........................................  53,492  1,306,727
   *Dae Dong Industrial Co., Ltd...........................  48,630    260,990
  #*Dae Han Flour Mills Co., Ltd...........................   4,859    596,029
   *Dae Ho Corp............................................     543         65
   *Dae Won Kang Up Co., Ltd............................... 104,164    772,237
   *Dae Young Packaging Co., Ltd........................... 168,970    155,262
   *Daea TI Co., Ltd....................................... 292,312    483,790
   *Daechang Co., Ltd...................................... 294,810    379,199
  #*Daeduck Electronics Co., Ltd........................... 146,877  1,330,027
  #*Daeduck GDS Co., Ltd...................................  86,996  1,378,341
   #Daegu Department Store Co., Ltd........................  33,920    448,898
  #*Daehan Steel Co., Ltd..................................  54,500    415,474
   *Daehwa Pharmaceutical Co., Ltd.........................  50,782    292,493
  #*Dae-Il Corp............................................  45,790    175,744
    Daekyo Co., Ltd........................................  72,780    452,490
  #*Daekyung Machinery & Engineering Co., Ltd.............. 105,290    205,945
   *Daelim Trading Co., Ltd................................  17,720     65,456
   *Daesang Corp...........................................  93,090  2,361,908
   *Daesang Holdings Co., Ltd..............................  59,142    387,626
   *Daesung Group Partners Co., Ltd........................   1,411     42,603
   *Daesung Holdings Co., Ltd..............................  18,044    126,514
   *Daesung Industrial Co., Ltd............................   3,693     51,058
   *Daewon Pharmaceutical Co., Ltd.........................  46,277    435,668
   *Daewoong Co., Ltd......................................   3,617     82,364
  #*Daewoong Pharmaceutical Co., Ltd.......................  20,992    946,991
   *Dahaam E-Tec Co., Ltd..................................   2,100     34,701
    Daishin Securities Co., Ltd............................ 194,780  1,913,865
   *Danal Co., Ltd.........................................  69,709    878,321
   *Daou Data Corp.........................................  28,962     90,573
  #*Daou Technology, Inc................................... 167,950  2,585,976
   *Dasan Networks, Inc....................................  69,814    284,146
  #*Daum Communications Corp...............................  51,166  4,798,126
   #Dayou Automotive Seat Technology Co., Ltd.............. 243,670    328,287
   *DGB Financial Group, Inc............................... 614,343  8,233,692
   *DI Corp................................................ 106,460    536,261

                                     1526

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SOUTH KOREA -- (Continued)
  #*Digital Power Communications Co., Ltd..................  50,540 $  162,438
  #*Digitech Systems Co., Ltd..............................  63,071    517,888
   *DIO Corp...............................................  51,268    532,290
   *Dong Ah Tire & Rubber Co., Ltd.........................  23,935    331,858
  #*Dong Yang Gang Chul Co., Ltd........................... 135,820    247,607
  #*Dong-A Pharmaceutical Co., Ltd.........................  31,865  3,453,499
   *Dong-Ah Geological Engineering Co., Ltd................  24,920    243,684
  #*Dongaone Co., Ltd...................................... 107,220    279,122
   *Dongbang Agro Co., Ltd.................................  19,470    112,119
   *Dongbang Transport Logistics Co., Ltd..................  97,620    291,203
   *Dongbu CNI Co., Ltd....................................  13,210     78,263
  #*Dongbu Corp............................................  35,710    142,560
  #*Dongbu HiTek Co., Ltd.................................. 127,093    764,522
    Dongbu Insurance Co., Ltd..............................  17,310    742,677
    Dongbu Securities Co., Ltd............................. 122,131    433,985
  #*Dongbu Steel Co., Ltd.................................. 119,846    409,370
   *Dong-Il Corp...........................................   3,283    130,884
   *Dongil Industries Co., Ltd.............................   4,963    221,289
  #*Dongjin Semichem Co., Ltd.............................. 104,226    473,770
   *Dongkook Industrial Co., Ltd...........................  79,280    206,623
   *DongKook Pharmaceutical Co., Ltd.......................  16,245    375,368
  #*Dongkuk Steel Mill Co., Ltd............................ 179,660  2,153,475
   *Dongkuk Structure & Construction Co., Ltd..............  67,933    194,457
  #*Dongsung Holdings Co., Ltd.............................  71,860    361,740
   *Dongsung Pharmaceutical Co., Ltd.......................  64,290    245,033
  #*Dongwha Pharm Co., Ltd.................................  93,210    516,115
  #*Dongwon F&B Co., Ltd...................................   6,545    497,488
   *Dongwon Industries Co., Ltd............................   5,316  1,474,494
   *Dongwon Systems Corp...................................  11,281    108,217
   #Dongyang Mechatronics Corp............................. 115,401  1,166,228
   *Doosan Engine Co., Ltd.................................  60,330    448,454
  #*Doosan Engineering & Construction Co., Ltd............. 148,050    455,957
  #*Dragonfly GF Co., Ltd..................................  32,142    361,455
   #DRB Holding Co., Ltd...................................  25,966    146,302
   #DRB Industrial Co., Ltd................................  25,895    179,827
  #*Duksan Hi-Metal Co., Ltd...............................  59,760  1,227,253
  #*DuzonBizon Co., Ltd....................................  96,350  1,005,295
  #*E1 Corp................................................  13,033    793,364
   *Easy Bio, Inc.......................................... 160,672    463,222
   *Ecopro Co., Ltd........................................  26,620    182,275
   *EG Corp................................................  31,653  1,113,711
   *e-LITECOM Co., Ltd.....................................  34,066    419,351
  #*ELK Corp...............................................  49,306    790,273
   *ENF Technology Co., Ltd................................  36,745    398,312
   *Estechpharma Co., Ltd..................................  33,604    532,242
   *ESTsoft Corp...........................................  13,526    263,283
   *Eugene Corp............................................ 184,761    522,235
   *Eugene Investment & Securities Co., Ltd................ 256,243    608,210
   #Eugene Technology Co., Ltd.............................  60,789    791,318
  #*Fila Korea, Ltd........................................  46,332  2,680,886
   *Finetex EnE, Inc....................................... 100,237    397,913
   *Firstec Co., Ltd....................................... 157,230    356,682
   *Flexcom, Inc...........................................  38,506    666,944
  #*Foosung Co., Ltd....................................... 276,549  1,213,391
   *Fursys, Inc............................................  14,315    345,425
  #*Gamevil, Inc...........................................  16,093  1,329,086
   #Gaon Cable Co., Ltd....................................   8,094    160,581
   *Genexine Co., Ltd......................................   4,443     69,616
   *Genic Co., Ltd.........................................  18,018    500,791
   *GIIR, Inc..............................................  10,990     67,665
   *Global & Yuasa Battery Co., Ltd........................  25,930  1,051,913

                                     1527

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SOUTH KOREA -- (Continued)
   *GNCO Co., Ltd.......................................... 173,966 $  339,840
    Golfzon Co., Ltd.......................................  16,429    840,366
  #*Grand Korea Leisure Co., Ltd........................... 139,300  3,932,831
  #*Green Cross Corp.......................................  22,248  2,871,862
   *Green Cross Holdings Corp..............................  88,680  1,152,664
   *Green Non-Life Insurance Co., Ltd......................  22,357         --
  #*GS Global Corp.........................................  56,456    541,726
    Gwangju Shinsegae Co., Ltd.............................   2,964    684,050
   *Haesung Industrial Co., Ltd............................   6,124    192,349
   *Halla Climate Control Corp............................. 130,180  2,918,968
  #*Halla Engineering & Construction Corp..................  79,212    595,183
  #*Han Kuk Carbon Co., Ltd................................ 102,803    703,409
  #*Hanall Biopharma Co., Ltd.............................. 121,298    965,685
   *Handok Pharmaceuticals Co., Ltd........................  27,460    515,523
  #*Handsome Co., Ltd......................................  66,979  1,558,924
   *Hanil Cement Co., Ltd..................................  18,145    822,639
  #*Hanil E-Wha Co., Ltd................................... 104,170    796,001
  #*Hanjin Heavy Industries & Construction Co., Ltd........ 152,814  1,375,723
  #*Hanjin Heavy Industries & Construction Holdings Co.,
    Ltd....................................................  57,970    330,893
   *Hanjin P&C Co., Ltd....................................  96,745    315,215
  #*Hanjin Shipping Co., Ltd............................... 438,868  4,716,673
   *Hanjin Shipping Holdings Co., Ltd......................  57,084    296,723
  #*Hanjin Transportation Co., Ltd.........................  42,781    844,763
   #Hankook Shell Oil Co., Ltd.............................   3,178    732,707
   *Hankook Synthetics, Inc................................     550         48
   *Hankuk Glass Industries, Inc...........................  11,460    210,193
   *Hankuk Paper Manufacturing Co., Ltd....................   7,810    173,944
  #*Hanmi Pharm Co., Ltd...................................  24,179  3,063,512
   *Hanmi Science Co., Ltd.................................  62,361    438,021
   #Hanmi Semiconductor Co., Ltd...........................  51,070    386,970
  #*Hansae Co., Ltd........................................  15,016    186,776
  #*Hansae Yes24 Holdings Co., Ltd.........................  41,600    242,493
  #*Hansol Chemical Co., Ltd...............................  46,870    964,646
  #*Hansol CSN Co., Ltd.................................... 205,620    648,205
   *Hansol HomeDeco Co., Ltd............................... 147,740    167,879
   *Hansol Paper Co., Ltd.................................. 192,560  1,821,665
  #*Hansol Technics Co., Ltd...............................  84,689  1,155,494
  #*Hanssem Co., Ltd.......................................  45,840    814,545
   *Hanwha Corp............................................ 148,570  4,561,151
   *Hanwha General Insurance Co., Ltd......................  87,008    479,340
    Hanwha Investment & Securities Co., Ltd................ 296,861  1,139,208
   *Hanwha Timeworld Co., Ltd..............................   8,190    178,597
    Hanyang Securities Co., Ltd............................  15,710     94,195
  #*Heung-A Shipping Co., Ltd.............................. 343,580    399,054
   *Heungkuk Fire & Marine Insurance Co., Ltd..............  74,867    343,888
  #*Hite Jinro Co., Ltd.................................... 133,008  3,906,936
   *Hite Jinro Holdings Co., Ltd...........................  34,510    513,424
    HMC Investment Securities Co., Ltd.....................  88,090  1,084,228
  #*HNK Machine Tool Co., Ltd..............................   5,524     48,998
   #Hotel Shilla Co., Ltd.................................. 150,268  6,332,587
  #*Huchems Fine Chemical Corp............................. 106,678  2,498,466
    Huons Co., Ltd.........................................  24,466    292,351
  #*Husteel Co., Ltd.......................................  17,730    390,830
   *Huvitz Co., Ltd........................................  22,345    357,098
   *Hwacheon Machine Tool Co., Ltd.........................   4,979    219,472
   *Hwashin Co., Ltd.......................................  85,740    850,312
  #*Hy-Lok Corp............................................  39,193    728,875
   *Hyosung Corp........................................... 106,255  6,227,760
   *Hyundai BNG Steel Co., Ltd.............................  45,770    419,172
  #*Hyundai Corp...........................................  50,761  1,112,142
  #*Hyundai Development Co................................. 275,780  5,913,243

                                     1528

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SOUTH KOREA -- (Continued)
   *Hyundai Elevator Co., Ltd..............................  31,718 $2,863,256
  #*Hyundai Engineering Plastics Co., Ltd..................  83,610    365,478
  #*Hyundai Greenfood Co., Ltd............................. 205,420  3,102,592
   *Hyundai Home Shopping Network Corp.....................  27,099  3,433,788
   *Hyundai Hy Communications & Networks Co., Ltd..........  85,390    405,948
    Hyundai Marine & Fire Insurance Co., Ltd............... 196,780  6,053,150
   *Hyundai Mipo Dockyard Co., Ltd.........................   2,711    291,471
    Hyundai Securities Co., Ltd............................ 541,510  4,410,461
  #*Hyunjin Materials Co., Ltd.............................  65,164    408,357
   *ICD Co., Ltd...........................................  56,428    591,403
  #*IHQ, Inc............................................... 134,620    246,001
   *Il Dong Pharmaceutical Co., Ltd........................  39,675    429,514
   *IL Yang Pharmaceutical Co., Ltd........................  56,668  1,499,541
  #*Iljin Display Co., Ltd.................................  68,318  1,183,620
  #*Iljin Electric Co., Ltd................................  80,209    304,936
   *Iljin Materials Co., Ltd...............................  61,260    450,272
   *Ilshin Spinning Co., Ltd...............................   5,923    441,836
   *Ilsung Pharmaceutical Co., Ltd.........................   2,864    195,554
   *IM Co., Ltd............................................  61,869    346,627
  #*iMarketKorea, Inc......................................  75,670  1,580,592
   *iMBC Co., Ltd..........................................  27,510    141,217
   *INFINITT Co., Ltd......................................  60,501    609,457
  #*Infopia Co., Ltd.......................................  37,260    480,838
  #*Infraware, Inc.........................................  68,463    626,752
   *InkTec Co., Ltd........................................  29,479    710,650
   *Innocell Corp..........................................  32,772    113,603
   *InnoWireless, Inc......................................  19,658    314,220
  #*Innox Corp.............................................  30,415    676,002
  #*Interflex Co., Ltd.....................................  31,170  1,106,880
   *Interojo Co., Ltd......................................  32,047    372,317
  #*Interpark Corp......................................... 151,047    964,569
   *INTOPS Co., Ltd........................................  31,590    770,962
   *Inzi Controls Co., Ltd.................................  35,770    209,686
   *INZI Display Co., Ltd.................................. 114,988    333,639
  #*IS Dongseo Co., Ltd....................................  47,582    458,744
  #*ISU Chemical Co., Ltd..................................  54,440    940,218
  #*IsuPetasys Co., Ltd.................................... 130,550    530,609
  #*Jahwa Electronics Co., Ltd.............................  44,350    705,000
  #*JCEntertainment Corp...................................  32,744    418,148
  #*Jeil Pharmaceutical Co.................................  25,500    320,796
   #Jeonbuk Bank, Ltd...................................... 272,769  1,163,472
  #*Jinsung T.E.C..........................................  57,391    491,626
   *Joymax Co.,Ltd.........................................  19,119    484,714
  #*JVM Co., Ltd...........................................  15,171    763,396
   *JW Holdings Corp....................................... 155,668    318,920
  #*JW Pharmaceutical Corp.................................  37,281    465,526
   *JYP Entertainment Corp.................................  96,483    463,464
   *KC Cottrell Co., Ltd...................................  17,123    179,215
  #*KC Tech Co., Ltd....................................... 106,992    381,283
    KCC Corp...............................................   1,605    428,860
   *KCO Energy, Inc........................................     120        551
    KCP Co., Ltd...........................................  31,795    393,085
   *Keangnam Enterprises, Ltd..............................   5,833     34,538
  #*KEC Corp............................................... 414,250    172,757
   *KEPCO Engineering & Construction Co., Inc..............   2,101    154,602
  #*KEPCO Plant Service & Engineering Co., Ltd.............  36,128  1,817,741
  #*Keyang Electric Machinery Co., Ltd.....................  66,240    145,065
  #*Keystone Global........................................  96,405    148,300
   *KG Chemical Corp.......................................   2,150     22,218
   *Kginicis Co., Ltd......................................  45,224    520,907
  #*KGMobilians Co., Ltd...................................  50,860    619,198

                                     1529

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
   *KH Vatec Co., Ltd.....................................  52,024 $  709,815
   *KISCO Corp............................................  17,480    433,374
   *KISCO Holdings Co., Ltd...............................   2,292     72,355
    Kishin Corp...........................................  49,420    299,133
   *KISWIRE, Ltd..........................................  24,009    636,129
   #Kiwoom Securities Co., Ltd............................  55,878  3,126,316
   *Koentec Co., Ltd...................................... 176,038    352,687
  #*Koh Young Technology, Inc.............................  36,756  1,023,267
  #*Kolao Holdings........................................  63,084  1,166,875
  #*Kolon Corp............................................  31,249    502,381
  #*Kolon Global Corp..................................... 165,790    625,356
   *Kolon Industries, Inc.................................  76,527  4,331,195
  #*Komipharm International Co., Ltd...................... 141,541    928,119
  #*Kona@I Co., Ltd.......................................  30,010    573,112
   *Korea Airport Service Co., Ltd........................   5,490    139,893
    Korea Cast Iron Pipe Industries Co., Ltd..............   8,530     28,176
  #*Korea Circuit Co., Ltd................................  39,170    701,503
   *Korea District Heating Corp...........................  12,998    923,124
    Korea Electric Terminal Co., Ltd......................  25,880    659,510
   *Korea Export Packing Industries Co., Ltd..............   3,990     65,958
   *Korea Flange Co., Ltd.................................   1,140     12,305
   *Korea Information & Communications Co., Ltd...........   7,581     30,925
   *Korea Investment Holdings Co., Ltd.................... 175,310  6,809,392
  #*Korea Kolmar Co., Ltd.................................  58,990  1,588,507
   #Korea Kolmar Holdings Co., Ltd........................  31,893    394,074
  #*Korea Petrochemical Industrial Co., Ltd...............  13,969    685,260
   *Korea Real Estate Investment Trust Co................. 454,809    509,364
   *Korea Reinsurance Co., Ltd............................ 361,887  3,801,873
   *Korea United Pharm, Inc...............................  49,100    518,826
   *Kortek Corp...........................................  40,994    437,147
   *KPF...................................................  37,702    339,389
    KPX Chemical Co., Ltd.................................   5,257    219,159
  #*KPX Fine Chemical Co., Ltd............................   3,376     72,455
   *KT Skylife Co., Ltd...................................  17,180    507,822
   *KTB Investment & Securities Co., Ltd.................. 269,790    666,136
   *Kukdo Chemical Co., Ltd...............................  17,762    662,629
   *Kumho Electric Co., Ltd...............................  16,580    546,429
  #*Kumho Industrial Co., Ltd.............................  72,275    265,894
   *Kumho Tire Co., Inc................................... 255,909  2,621,166
   *Kun Wha Pharmaceutical Co., Ltd.......................   7,580    156,020
   *Kunsul Chemical Industrial Co., Ltd...................   8,190    162,323
  #*Kwang Dong Pharmaceutical Co., Ltd.................... 169,767  1,088,425
  #*Kwang Myung Electric Engineering Co., Ltd............. 192,960    425,506
   *Kyeryong Construction Industrial Co., Ltd.............  16,350    143,028
    Kyobo Securities Co., Ltd.............................  85,340    391,742
  #*Kyung Dong Navien Co., Ltd............................  25,630    281,236
   *Kyungbang Co., Ltd....................................   1,380    109,541
   *Kyungdong City Gas Co., Ltd...........................   9,515    643,964
   *Kyungdong Pharm Co., Ltd..............................  19,830    227,673
  #*Kyung-In Synthetic Corp...............................  58,490    157,904
   *Kyungnam Energy Co., Ltd..............................  61,200    230,379
   *L&F Co., Ltd..........................................  19,375    161,607
   *LB Semicon, Inc....................................... 153,713    440,859
    LEENO Industrial, Inc.................................  22,933    695,894
  #*LG Fashion Corp.......................................  93,965  2,450,661
   #LG Hausys, Ltd........................................  29,255  1,996,467
  #*LG Innotek Co., Ltd...................................  46,368  3,256,190
   #LG International Corp................................. 136,601  5,643,876
  #*LG Life Sciences, Ltd.................................  51,795  2,797,457
    LIG Insurance Co., Ltd................................ 185,380  4,345,098
  #*Livart Furniture Co., Ltd.............................  23,110    129,492

                                     1530

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
  #*Lock & Lock Co., Ltd..................................    86,720 $2,151,784
  #*Lotte Chilsung Beverage Co., Ltd......................     2,910  3,881,603
  #*Lotte Confectionary Co., Ltd..........................     2,887  4,567,956
   *Lotte Himart Co., Ltd.................................     7,294    491,942
   *Lotte Non-Life Insurance Co., Ltd.....................   103,104    365,513
  #*Lotte Samkang Co., Ltd................................     3,239  2,032,222
   *Lotte Shopping Co., Ltd...............................     2,770    947,949
   *Lotte Tour Development Co., Ltd.......................     8,490     94,753
   *LS Corp...............................................    14,951  1,256,357
  #*LS Industrial Systems Co., Ltd........................    70,424  4,360,055
  #*Lumens Co., Ltd.......................................   154,403  1,160,384
    Macquarie Korea Infrastructure Fund................... 1,391,121  8,495,322
   *Macrogen, Inc.........................................    24,300    645,204
   *Maeil Dairy Industry Co., Ltd.........................    30,834    963,736
   *Mando Corp............................................    38,171  4,241,717
   *Medifron DBT Co., Ltd.................................   108,582    326,612
  #*Medipost Co., Ltd.....................................    29,087  2,198,661
   #Medy-Tox, Inc.........................................    20,205  1,539,503
   *MegaStudy Co., Ltd....................................    20,766  1,461,137
  #*Melfas, Inc...........................................    70,023  1,209,412
   *Meritz Finance Group, Inc.............................    60,392    248,941
    Meritz Fire Marine Insurance Co., Ltd.................   228,355  2,787,409
    Meritz Securities Co., Ltd............................ 1,020,105  1,251,017
   *Mi Chang Oil Industrial Co., Ltd......................       981     48,826
    Mirae Asset Securities Co., Ltd.......................   111,914  3,880,982
   *Miwon Chemicals Co., Ltd..............................     1,890     43,070
    Miwon Commercial Co., Ltd.............................       702     98,630
   *Miwon Specialty Chemical Co., Ltd.....................       786    193,563
   *MK Electron Co., Ltd..................................    74,477    278,369
   *MNTech Co., Ltd.......................................    83,552    913,423
  #*Modetour Network, Inc.................................    50,277  1,455,563
  #*Monalisa Co., Ltd.....................................    68,050    239,177
  #*MonAmi Co., Ltd.......................................    26,170     80,195
  #*Moorim P&P Co., Ltd...................................   130,920    419,000
   *Motonic Corp..........................................    52,170    541,705
   #Namhae Chemical Corp..................................   109,564    757,502
  #*Namyang Dairy Products Co., Ltd.......................     1,390  1,226,548
  #*National Plastic Co...................................    56,060    127,455
   *Neo Purple Co., Ltd...................................   133,568     52,608
   *Neowiz Corp...........................................    24,844    331,843
   *Neowiz Games Corp.....................................    56,025  1,043,446
   *Neowiz Internet Corp..................................    24,776    301,437
  #*NEPES Corp............................................    76,193  1,081,500
  #*Nexen Corp............................................    33,168  2,373,671
   #Nexen Tire Corp.......................................   149,640  1,738,018
    NH Investment & Securities Co., Ltd...................   130,310    613,721
   *NICE Holdings Co., Ltd................................     2,464    149,986
   *NICE Information Service Co., Ltd.....................     1,608      7,820
  #*NK Co., Ltd...........................................    76,630    200,955
  #*Nong Shim Holdings Co., Ltd...........................     8,229    488,689
   #NongShim Co., Ltd.....................................    14,667  3,754,792
   *Nowcom Co., Ltd.......................................    37,876    237,703
   *OCI Materials Co., Ltd................................    32,077  1,062,227
  #*OPTRON-TEC, Inc.......................................    63,921    872,179
  #*Orientbio, Inc........................................   176,570    100,474
  #*Osstem Implant Co., Ltd...............................    53,389  1,691,538
  #*Osung LST Co., Ltd....................................    95,591    329,655
   *Ottogi Corp...........................................     5,714  1,246,732
   *Pacific Pharmaceutical Co., Ltd.......................       480     11,871
   *Paik Kwang Industrial Co., Ltd........................    42,981    152,708
   *PaperCorea, Inc.......................................   147,900    115,517

                                     1531

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
  #*Partron Co, Ltd....................................... 120,943 $2,349,715
  #*Pharmicell Co., Ltd................................... 164,334    735,685
   *Poongsan Corp.........................................  92,181  2,442,890
   *Poongsan Holdings Corp................................  15,347    336,202
   *POSCO Chemtech Co., Ltd...............................   7,292    868,567
   *POSCO Coated & Color Steel Co., Ltd...................   6,320     87,077
  #*Posco ICT Co., Ltd.................................... 185,809  1,241,976
   *Power Logics Co., Ltd................................. 106,649    457,811
   *Pulmuone Co., Ltd.....................................   4,094    205,661
   *Pusan City Gas Co., Ltd...............................  28,960    566,492
   *Pyeong Hwa Automotive Co., Ltd........................  55,076    748,951
   *Redrover Co., Ltd.....................................  82,990    380,343
   *RFsemi Technologies, Inc..............................  30,415    293,200
  #*RNL BIO Co., Ltd...................................... 414,110  1,045,155
  #*S&T Corp..............................................   5,003     78,342
  #*S&T Dynamics Co., Ltd................................. 116,792  1,264,249
   *S&T Holdings Co., Ltd.................................  21,808    198,053
  #*S&T Motiv Co., Ltd....................................  43,740    933,733
   *S&T Motors Co., Ltd................................... 188,180     85,597
    S1 Corp...............................................  68,527  4,110,123
   *Saeron Automotive Corp................................   2,640     13,161
  #*Sajo Industries Co., Ltd..............................  10,439    519,861
   *Sajodaerim Corp.......................................   4,360     53,788
  #*Sam Jin Pharmaceutical Co., Ltd.......................  52,726    515,797
   *Sam Lip General Foods Co., Ltd........................   9,750    211,648
  #*Sam Young Electronics Co., Ltd........................  56,320    436,007
   *Sam Yung Trading Co., Ltd.............................  46,832    533,477
   *Sambu Construction Co., Ltd...........................   2,172     10,710
  #*Samchully Co., Ltd....................................  11,527  1,228,269
   *Samhwa Paints Industrial Co., Ltd.....................   9,000     35,567
  #*Samick Musical Instruments Co., Ltd................... 245,620    303,579
    Samick THK Co., Ltd...................................  35,630    184,025
   *SamkwangGlass Co., Ltd................................  14,314    916,387
   #Samsung Fine Chemicals Co., Ltd.......................  83,601  4,046,129
   *Samwhan Corp..........................................   4,110     12,043
  #*Samyang Foods Co., Ltd................................  15,140    359,515
   *Samyang Holdings Corp.................................  20,208  1,258,010
   *Samyang Tongsang Co., Ltd.............................   1,760     33,877
  #*Samyoung Chemical Co., Ltd............................ 173,170    514,426
    Sangbo Corp...........................................  48,207    544,615
    Satrec Initiative Co., Ltd............................   5,805    137,749
   *SAVEZONE I&C Corp.....................................  24,070     67,757
  #*SBS Media Holdings Co., Ltd........................... 192,730  1,026,377
  #*Seah Besteel Corp.....................................  61,055  1,662,001
   *SeAH Holdings Corp....................................   4,622    368,718
   *SeAH Steel Corp.......................................  10,059    851,378
   *Sebang Co., Ltd.......................................  46,525    739,412
  #*Seegene, Inc..........................................  32,069  1,855,607
  #*Sejong Industrial Co., Ltd............................  41,530    425,480
   *Sempio Foods Co.......................................   3,880    105,798
   *S-Energy Co., Ltd.....................................  35,948    376,564
   *Seohan Co., Ltd....................................... 364,894    363,402
   *Seohee Construction Co., Ltd.......................... 711,249    609,404
  #*Seowon Co., Ltd.......................................  51,670    155,007
  #*Sewon Cellontech Co., Ltd............................. 113,651    368,453
   *SEWOONMEDICAL Co., Ltd................................  95,161    270,224
   *SG Corp............................................... 456,830    589,416
  #*SH Energy & Chemical Co., Ltd......................... 422,770    401,674
   *Shin Won Corp.........................................  19,980     24,527
  #*Shinpoong Pharmaceutical Co., Ltd..................... 119,375    548,734
    Shinsegae Co., Ltd....................................  34,070  6,883,874

                                     1532

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH KOREA -- (Continued)
    Shinsegae Information & Communication Co., Ltd........     2,612 $  127,763
   *Shinsegae International Co., Ltd......................     3,555    297,003
   *Shinsung Solar Energy Co., Ltd........................   325,302    474,853
   #Shinsung Tongsang Co., Ltd............................   236,010    202,949
    Shinyoung Securities Co., Ltd.........................    14,050    436,802
   *Signetics Corp........................................   150,375    404,679
   *SIGONG TECH Co., Ltd..................................    55,007    262,074
  #*Silicon Works Co., Ltd................................    41,433    767,350
    Silla Co., Ltd........................................    33,020    676,613
   #Simm Tech Co., Ltd....................................   104,889    772,434
   *SIMPAC, Inc...........................................    73,030    405,866
    Sindoh Co., Ltd.......................................    10,939    627,633
   *SJM Co., Ltd..........................................    31,150    228,022
   *SJM Holdings Co., Ltd.................................     1,537      5,880
   *SK Broadband Co., Ltd.................................   591,691  2,659,666
  #*SK Chemicals Co., Ltd.................................    63,080  3,465,760
  #*SK Communications Co., Ltd............................    75,331    516,346
   #SK Gas Co., Ltd.......................................    16,283  1,197,634
  #*SK Networks Co., Ltd..................................   601,960  4,449,261
   #SK Securities Co., Ltd................................ 1,394,080  1,388,942
  #*SKC Co., Ltd..........................................    91,007  2,916,946
  #*SL Corp...............................................    61,730    708,825
   #S-MAC Co., Ltd........................................    66,745    892,521
  #*Solco Biomedical Co., Ltd.............................   215,999    195,432
  #*Songwon Industrial Co., Ltd...........................    66,030    642,851
  #*Sonokong Co., Ltd.....................................    80,010    249,402
  #*Ssangbangwool & Trygroup..............................   316,030    297,521
   *Ssangyong Cement Industrial Co., Ltd..................    99,641    629,581
   *Steel Flower Co., Ltd.................................    27,774    219,918
  #*STX Corp..............................................   159,588  1,179,898
  #*STX Engine Co., Ltd...................................   107,262    788,515
  #*STX Offshore & Shipbuilding Co., Ltd..................   275,770  1,765,925
  #*STX Pan Ocean Co., Ltd................................   502,041  2,617,598
  #*Suheung Capsule Co., Ltd..............................    29,520    588,311
   *Sun Kwang Co., Ltd....................................    11,822    255,161
  #*Sung Jin Geotec Co., Ltd..............................    70,710    649,605
  #*Sungchang Enterprise Holdings, Ltd....................    21,190    328,765
   *Sunjin Co., Ltd.......................................    18,345    242,542
  #*Suprema, Inc..........................................    53,072    813,979
   *Synopex, Inc..........................................   261,562    563,188
  #*Tae Kyung Industrial Co., Ltd.........................    33,700    111,925
   *TaeKwang Industrial Co., Ltd..........................     1,822  1,619,731
   *Taesan LCD Co., Ltd...................................     3,402      8,024
  #*Taewoong Co., Ltd.....................................    40,926    725,587
  #*Taeyoung Engineering & Construction Co., Ltd..........   185,580    946,528
   *Taihan Electric Wire Co., Ltd.........................   421,468  1,559,533
  #*Tailim Packaging Industries Co., Ltd..................   141,790    272,194
  #*TCC Steel.............................................    35,940    139,668
  #*Tera Resource Co., Ltd................................   958,567  1,097,773
   *Theall Medi Bio.......................................    19,550     71,808
   *TK Chemical Corp......................................   112,431    194,640
  #*Tong Yang Moolsan Co., Ltd............................    22,590    236,590
    Tong Yang Securities, Inc.............................    12,966     48,205
   *Tongyang Life Insurance...............................   178,440  1,941,689
   *Tongyang, Inc.........................................   242,448    412,182
   *Top Engineering Co., Ltd..............................    19,714     92,346
  #*Toptec Co., Ltd.......................................    38,030    534,313
   *Trais Co., Ltd........................................    45,151    139,907
   *Trigem Computer, Inc..................................         1         --
  #*TS Corp...............................................    17,300    431,715
   *UBCare Co., Ltd.......................................   110,596    310,080

                                     1533

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   *Ubivelox, Inc.......................................    15,537 $    355,808
   *UI Display Co., Ltd.................................    32,624      240,102
  #*Uju Electronics Co., Ltd............................    30,320      693,148
  #*Unid Co., Ltd.......................................    16,024      543,933
   *Union Steel.........................................    10,192      116,454
  #*Unison Co., Ltd.....................................   128,973      663,422
   *Value Added Technologies Co., Ltd...................    23,948      236,450
   *VGX International, Inc..............................     4,580        6,302
  #*Vieworks Co., Ltd...................................    37,657      563,656
  #*Visang Education, Inc...............................    26,202      326,163
  #*Webzen, Inc.........................................    44,648      374,035
   *WeMade Entertainment Co., Ltd.......................    18,927      640,241
   *Whanin Pharmaceutical Co., Ltd......................    40,630      425,298
  #*Will-Bes & Co., Ltd. (The)..........................   238,240      399,932
   *WiSoL Co., Ltd......................................    36,619      416,983
  #*Woongjin Chemical Co., Inc.......................... 1,108,990      997,112
  #*Woongjin Energy Co., Ltd............................   245,710      561,651
  #*Woongjin Holdings Co., Ltd..........................    71,787      151,128
   *Woongjin Thinkbig Co., Ltd..........................    80,049      576,899
   *Wooree ETI Co., Ltd.................................   127,168      605,068
   *Woori Financial Co., Ltd............................    47,208      761,277
   *Woori Investment & Securities Co., Ltd..............   592,442    6,718,189
   *Wooridul Life Sciences, Ltd.........................   257,000      223,109
  #*WooSung Feed Co., Ltd...............................    81,260      308,675
  #*Y G-1 Co., Ltd......................................    60,036      639,985
   *Yedang Company Co., Ltd.............................   366,998      554,379
   *YESCO Co., Ltd......................................    12,680      348,103
   *YooSung T&S Co., Ltd................................    23,393       55,439
  #*Youlchon Chemical Co., Ltd..........................    52,330      398,352
  #*Young Poong Corp....................................     2,754    2,456,488
   *Young Poong Mining & Construction Corp..............     1,580           80
  #*Young Poong Precision Corp..........................    31,189      307,997
  #*Youngone Corp.......................................    95,344    3,319,282
  #*Youngone Holdings Co., Ltd..........................    26,508    1,635,683
   *Yuhan Corp..........................................    37,845    6,376,452
    Yuhwa Securities Co., Ltd...........................    13,060      151,698
  #*Yungjin Pharm Co., Ltd..............................   445,122      674,688
   *ZeroOne Interactive Co., Ltd........................     3,200           44
                                                                   ------------
TOTAL SOUTH KOREA.......................................            533,527,855
                                                                   ------------
TAIWAN -- (13.8%)
   *A.G.V. Products Corp................................ 2,279,801      784,464
    Ability Enterprise Co., Ltd......................... 1,724,076    1,620,614
    AcBel Polytech, Inc................................. 1,594,599    1,224,580
    Accton Technology Corp.............................. 2,378,763    1,289,210
   #Ace Pillar Co., Ltd.................................   199,008      245,859
   *ACES Electronic Co., Ltd............................   410,000      462,210
   #ACHEM Technology Corp...............................   763,764      368,976
   *Acme Electronics Corp...............................   505,295      655,621
   *Acter Co., Ltd......................................   180,000      774,814
   *Action Electronics Co., Ltd.........................   917,635      223,857
   *Actron Technology Corp..............................   236,150      547,349
   *A-DATA Technology Co., Ltd..........................   857,000    1,038,796
  #*Adlink Technology, Inc..............................   473,985      549,572
   *Advanced Ceramic X Corp.............................   214,000      586,201
   *Advanced International Multitech Co., Ltd...........   325,000      463,179
   #Advancetek Enterprise Co., Ltd......................   586,917      575,486
   *AimCore Technology Co., Ltd.........................   218,536      426,676
   #Alcor Micro Corp....................................   324,000      379,862
   #ALI Corp............................................ 1,325,000    1,471,406
    Allis Electric Co., Ltd.............................    54,000       15,915

                                     1534

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Alltop Technology Co., Ltd............................    52,000 $   56,351
   #Alpha Networks, Inc................................... 1,496,763    989,640
   #Altek Corp............................................ 1,848,637  1,021,573
   #Ambassador Hotel (The)................................ 1,284,000  1,323,906
   #Ampoc Far-East Co., Ltd...............................   450,444    391,746
    AmTRAN Technology Co., Ltd............................ 3,634,951  2,609,475
   *Anpec Electronics Corp................................   520,000    320,497
   *Apacer Technology, Inc................................   532,000    487,132
   #APCB, Inc.............................................   699,000    449,046
   #Apex Biotechnology Corp...............................   439,483  1,143,430
    Apex Medical Corp.....................................   239,500    285,273
    Apex Science & Engineering Corp.......................   134,198     45,266
   *Ardentec Corp......................................... 1,100,795    727,644
   #Arima Communications Corp.............................   974,719    481,523
   *Asia Optical Co., Inc................................. 1,209,000  1,245,740
  #*Asia Plastic Recycling Holding, Ltd...................   248,146    735,679
    Asia Polymer Corp..................................... 1,352,484  1,227,328
   #Asia Vital Components Co., Ltd........................ 1,456,058    812,913
   #Asrock, Inc...........................................   177,000    627,273
    Aten International Co., Ltd...........................   384,479    565,262
    Audix Corp............................................   481,000    433,684
  #*Aurora Corp...........................................   541,499    795,640
    Aurora Systems Corp...................................   268,244    262,270
    AV Tech Corp..........................................   194,000    594,796
    Avermedia Technologies, Inc...........................   946,446    474,714
   #Avision, Inc..........................................   729,000    212,335
   *AVY Precision Technology, Inc.........................   215,000    375,831
    Awea Mechantronic Co., Ltd............................   137,200    145,852
   *Bank of Kaohsiung..................................... 1,658,645    525,065
    Basso Industry Corp., Ltd.............................   568,000    363,586
   *BenQ Materials Corp...................................   697,000    268,365
    BES Engineering Corp.................................. 6,859,750  1,886,435
    Bin Chuan Enterprise Co., Ltd.........................   181,000    212,578
   *Bionet Corp...........................................   191,000    250,987
    Biostar Microtech International Corp..................   733,975    281,131
   *Boardtek Electronics Corp.............................   677,000    519,906
    Bright Led Electronics Corp...........................   601,520    314,091
   #C Sun Manufacturing, Ltd..............................   639,221    433,395
  #*Cameo Communications, Inc............................. 1,025,818    259,009
   *Capella Microsystems Taiwan, Inc......................   126,000    970,462
    Capital Securities Corp............................... 7,683,142  2,996,406
   #Career Technology (MFG.) Co., Ltd..................... 1,219,000  1,554,810
  #*Carnival Industrial Corp.............................. 1,553,000    494,481
    Cathay Chemical Works, Inc............................    30,000     12,910
    Cathay Real Estate Development Co., Ltd............... 3,604,000  1,789,879
   *Celxpert Energy Corp..................................   100,000     65,268
   *Center Laboratories, Inc..............................   347,000    457,144
   *Central Reinsurance Co., Ltd..........................   826,402    386,301
    ChainQui Construction Development Co., Ltd............   347,083    228,023
   *Chaintech Technology Corp.............................   171,526    223,711
   #Champion Building Materials Co., Ltd.................. 1,757,851    652,492
  #*Chang Wah Electromaterials, Inc.......................   190,420    602,134
    Charoen Pokphand Enterprises Co., Ltd.................   788,000    403,442
   *Chaun-Choung Technology Corp..........................   330,000    616,563
  #*CHC Resources Corp....................................   313,348    545,245
   *Chen Full International Co., Ltd......................     9,000      6,110
   *Chenbro Micom Co., Ltd................................   257,000    327,310
    Cheng Loong Corp...................................... 3,923,383  1,621,536
    Cheng Uei Precision Industry Co., Ltd................. 1,509,331  2,844,639
  #*Chenming Mold Industrial Corp.........................   561,437    438,540
   *Chia Chang Co., Ltd...................................   337,000    472,952

                                     1535

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Chia Hsin Cement Corp................................  2,037,121 $  959,025
    Chicony Electronics Co., Ltd.........................  1,060,729  2,939,218
   #Chien Kuo Construction Co., Ltd......................  1,419,312    682,602
   #Chilisin Electronics Corp............................    486,535    286,829
   *Chime Ball Technology Co., Ltd.......................     76,000    161,218
   *Chimei Materials Technology Corp.....................    651,000    813,525
   #China Chemical & Pharmaceutical Co., Ltd.............  1,206,000    819,353
   #China Ecotek Corp....................................    187,000    469,657
   #China Electric Manufacturing Corp....................  1,359,900    830,184
   *China General Plastics Corp..........................  1,423,000    754,899
   #China Glaze Co., Ltd.................................    612,139    311,170
   *China ManMade Fibers Corp............................  4,783,879  1,745,719
    China Metal Products Co., Ltd........................  1,157,278  1,141,338
    China Motor Corp.....................................  1,358,609  1,239,058
   *China Rebar Co., Ltd.................................     55,174         --
    China Steel Chemical Corp............................    543,554  2,689,345
    China Steel Structure Co., Ltd.......................    593,000    638,965
    China Synthetic Rubber Corp..........................  2,100,563  2,285,072
   *China United Trust & Investment Corp.................    164,804         --
   *China Wire & Cable Co., Ltd..........................    592,000    218,727
   #Chinese Gamer International Corp.....................    203,000    423,124
    Chinese Maritime Transport, Ltd......................    488,850    636,243
   #Chin-Poon Industrial Co., Ltd........................  1,715,207  1,807,708
   *Chipbond Technology Corp.............................  1,481,000  3,047,200
   #Chong Hong Construction Co...........................    618,646  2,056,085
   *Chou Chin Industrial Co., Ltd........................        825         --
   #Chroma Ate, Inc......................................  1,445,821  3,100,919
   *Chun Yu Works & Co., Ltd.............................  1,075,000    433,412
   #Chun Yuan Steel Industrial Co., Ltd..................  1,888,529    742,133
   *Chung Hung Steel Corp................................  3,943,979  1,357,382
  #*Chung Hwa Pulp Corp..................................  2,560,031    893,752
    Chung-Hsin Electric & Machinery Manufacturing Corp...  1,851,000  1,003,198
   *Chunghwa Chemical Synthesis & Biotech Co., Ltd.......    256,000    446,160
   *Chunghwa Picture Tubes, Ltd.......................... 16,175,000    472,707
   *Cleanaway Co., Ltd...................................    102,000    672,120
    Clevo Co., Ltd.......................................  2,179,200  3,032,181
  #*CMC Magnetics Corp................................... 11,855,960  1,856,840
   *CoAsia Microelectronics Corp.........................    395,000    318,750
   #Collins Co., Ltd.....................................    555,431    215,446
  #*Compal Communications, Inc...........................  1,372,000  1,476,681
   #Compeq Manufacturing Co., Ltd........................  4,346,000  1,672,829
   *Concord Securities Corp..............................    945,000    230,663
    Continental Holdings Corp............................  1,848,067    713,390
   *Coretronic Corp......................................  2,660,000  2,061,522
   *Cosmo Electronics Corp...............................    279,137    260,969
  #*Cosmos Bank Taiwan...................................  1,573,000    575,960
   #Coxon Precise Industrial Co., Ltd....................    525,000  1,114,253
    Creative Sensor, Inc.................................     85,000     43,350
   *Crystalwise Technology, Inc..........................    425,000    372,504
    CSBC Corp. Taiwan....................................  1,650,610  1,009,599
    CTCI Corp............................................    746,013  1,429,744
   #CviLux Corp..........................................    315,039    432,683
   #Cyberlink Corp.......................................    381,281  1,180,574
   *CyberPower Systems, Inc..............................    140,000    253,131
   #Cybertan Technology, Inc.............................  1,370,779  1,152,687
   #Da Cin Construction Co., Ltd.........................    855,711    595,454
   *Dah Fung CATV Co., Ltd...............................    227,400    452,501
   *Da-Li Construction Co., Ltd..........................    102,000    114,769
    Darfon Electronics Corp..............................  1,212,550    767,303
   #Davicom Semiconductor, Inc...........................    127,888     91,686
   *Daxin Materials Corp.................................    116,000    207,580

                                     1536

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    De Licacy Industries Co., Ltd.........................    70,000 $   21,299
    Delpha Construction Co., Ltd..........................   859,931    270,901
    Depo Auto Parts Industrial Co., Ltd...................   459,000  1,080,241
   *Der Pao Construction Co., Ltd.........................   476,000         --
    DFI, Inc..............................................   143,524    132,966
   *Dimerco Express Corp..................................   373,000    237,609
    D-Link Corp........................................... 2,646,665  1,648,959
   *DYNACOLOR, Inc........................................   143,000    211,227
    Dynamic Electronics Co., Ltd.......................... 1,154,321    366,100
   *Dynapack International Technology Corp................   607,000  2,315,566
    E Ink Holdings, Inc................................... 2,330,000  1,717,766
   *Eastern Media International Corp...................... 4,196,337    597,838
    Eclat Textile Co., Ltd................................   680,022  2,879,502
   *Edimax Technology Co., Ltd............................   780,000    348,006
   *Edison Opto Corp......................................   407,000    519,103
    Edom Technology Co., Ltd..............................   172,776     64,161
   *eGalax_eMPIA Technology, Inc..........................   193,000    466,807
    Elan Microelectronics Corp............................ 1,597,715  2,964,705
  #*E-Lead Electronic Co., Ltd............................   257,942    229,625
  #*E-LIFE MALL Corp., Ltd................................   348,000    806,917
  #*Elite Advanced Laser Corp.............................   333,000    588,605
   #Elite Material Co., Ltd............................... 1,268,350  1,268,525
    Elite Semiconductor Memory Technology, Inc............ 1,199,200    908,549
   #Elitegroup Computer Systems Co., Ltd.................. 2,824,182    880,845
   *eMemory Technology, Inc...............................   311,000    697,490
   *ENG Electric Co., Ltd.................................   671,580    762,247
   #EnTie Commercial Bank................................. 1,722,603  1,051,333
   *Episil Technologies, Inc..............................   751,000    218,426
    Epistar Corp..........................................        --          1
   #Eternal Chemical Co., Ltd............................. 3,146,794  2,698,955
  #*E-Ton Solar Tech Co., Ltd............................. 1,214,000    574,701
   *Etron Technology Inc..................................   896,000    262,039
   *Everest Textile Co., Ltd.............................. 1,120,562    269,997
    Evergreen International Storage & Transport Corp...... 2,334,000  1,543,138
   #Everlight Chemical Industrial Corp.................... 1,641,175  1,150,535
   #Everlight Electronics Co., Ltd........................ 1,607,000  2,255,281
   *Everspring Industry Co., Ltd..........................   444,000    301,788
    Excel Cell Electronics Co., Ltd.......................    74,000     27,360
   #Excelsior Medical Co., Ltd............................   437,654    828,910
    Far Eastern International Bank........................ 5,957,770  2,414,621
   #Faraday Technology Corp............................... 1,543,648  1,936,203
   *Farglory F T Z Investment Holding Co., Ltd............   123,000     88,101
    Federal Corp.......................................... 1,848,682  1,349,590
   *Feedback Technology Corp..............................   142,000    328,347
   *Feng Hsin Iron & Steel Co., Ltd....................... 1,664,100  2,989,109
   #Feng Tay Enterprise Co., Ltd.......................... 1,198,006  1,456,186
   *Firich Enterprises Co., Ltd...........................   703,610    995,310
   *First Copper Technology Co., Ltd......................   929,000    317,076
   #First Hotel...........................................   626,019    416,051
    First Insurance Co., Ltd..............................   978,179    531,408
    First Steamship Co., Ltd.............................. 1,788,218  1,437,030
   #FLEXium Interconnect, Inc.............................   770,362  2,613,899
  #*Flytech Technology Co., Ltd...........................   353,206    863,228
    Forhouse Corp......................................... 1,963,635    998,850
   #Formosa Advanced Technologies Co., Ltd................   609,000    342,742
  #*Formosa Epitaxy, Inc.................................. 1,733,811  1,258,745
    Formosa International Hotels Corp.....................   143,858  1,760,202
   *Formosa Laboratories, Inc.............................   182,000    295,086
    Formosa Oilseed Processing Co., Ltd...................   304,567    132,799
   *Formosa Optical Technology Co., Ltd...................   182,000    484,033
    Formosan Rubber Group, Inc............................ 1,889,000  1,364,299

                                     1537

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Formosan Union Chemical Corp.........................  1,149,218 $  613,904
   #Fortune Electric Co., Ltd............................    502,078    202,565
    Founding Construction & Development Co., Ltd.........    739,745    524,961
   *Foxlink Image Technology Co., Ltd....................    619,000    448,255
   *Froch Enterprise Co., Ltd............................    768,000    276,146
    FSP Technology, Inc..................................    731,887    655,061
    Fu I Industrial Co., Ltd.............................      6,701     12,275
   #Fullerton Technology Co., Ltd........................    428,600    363,898
   *Fulltech Fiber Glass Corp............................  1,094,000    501,493
    Fwusow Industry Co., Ltd.............................    694,477    358,216
   #G Shank Enterprise Co., Ltd..........................    941,013    572,921
   *Gamania Digital Entertainment Co., Ltd...............    530,000    476,307
    Gem Terminal Industries Co., Ltd.....................     23,386      9,545
    Gemtek Technology Corp...............................  1,394,219  1,865,334
    General Plastic Industrial Co., Ltd..................    137,553    137,036
  #*Genesis Photonics, Inc...............................  1,157,363    906,506
  #*Genius Electronic Optical Co., Ltd...................    262,030  1,784,204
   *Genmont Biotech, Inc.................................    228,000    345,909
    GeoVision, Inc.......................................    196,207    818,456
   #Getac Technology Corp................................  2,105,360  1,088,450
    Giant Manufacturing Co., Ltd.........................     72,776    387,009
  #*Giantplus Technology Co., Ltd........................  1,050,900    299,629
   *Giga Solar Materials Corp............................     67,000    673,415
   *Giga Solution Tech Co., Ltd..........................    460,446    269,743
   #Gigabyte Technology Co., Ltd.........................  2,380,800  2,048,998
   #Gigastorage Corp.....................................  1,285,561    895,993
  #*Gintech Energy Corp..................................  1,699,936  1,665,687
   #Global Brands Manufacture, Ltd.......................  1,229,359    418,793
   *Global Lighting Technologies, Inc....................    178,000    228,870
   #Global Mixed Mode Technology, Inc....................    327,000  1,101,911
   #Global Unichip Corp..................................    363,000  1,180,753
   #Globe Union Industrial Corp..........................    974,944    500,908
   *Gloria Material Technology Corp......................  1,974,015  1,610,472
   *Gold Circuit Electronics, Ltd........................  2,163,227    430,190
    Goldsun Development & Construction Co., Ltd..........  5,900,722  2,290,490
    Good Will Instrument Co., Ltd........................    191,146    113,042
   *Gourmet Master Co., Ltd..............................     99,000    671,527
   #Grand Pacific Petrochemical Corp.....................  4,033,000  2,085,243
  #*Grape King, Inc......................................    436,000  1,116,310
   #Great China Metal Industry Co., Ltd..................    686,000    789,406
    Great Taipei Gas Co., Ltd............................  1,360,000    962,403
   #Great Wall Enterprise Co., Ltd.......................  1,797,057  1,643,457
  #*Green Energy Technology, Inc.........................  1,244,457  1,089,717
  #*G-Tech Optoelectronics Corp..........................    708,000  1,652,435
   *GTM Corp.............................................    647,000    334,791
   *Gudeng Precision Industrial Co., Ltd.................    141,000    380,378
    Hannstar Board Corp..................................  1,435,049    637,630
   *HannStar Display Corp................................ 10,217,494  1,160,849
   *HannsTouch Solution, Inc.............................  3,243,130  1,091,468
   #Harvatek Corp........................................    759,623    332,440
   #Hey Song Corp........................................  1,752,000  2,279,335
   *Hi-Clearance, Inc....................................    101,000    262,875
    Highwealth Construction Corp.........................    200,800    417,378
   #Hiti Digital, Inc....................................    374,573    166,289
   #Hitron Technologies, Inc.............................    851,213    457,298
  #*Ho Tung Holding Corp.................................  3,123,182  1,465,266
    Hocheng Corp.........................................  1,173,700    361,558
    Hold-Key Electric Wire & Cable Co., Ltd..............    305,908    116,167
   #Holiday Entertainment Co., Ltd.......................    248,800    339,507
    Holtek Semiconductor, Inc............................    787,000    820,141
    Holy Stone Enterprise Co., Ltd.......................  1,327,183  1,151,083

                                     1538

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    Hong Tai Electric Industrial Co., Ltd................ 1,165,000 $  398,779
    Hong Yi Fiber Industry Co., Ltd......................    75,652     24,749
   *Horizon Securities Co., Ltd.......................... 1,200,000    354,179
  #*Hota Industrial Manufacturing Co., Ltd...............   817,000    607,068
   *Howarm Construction Co., Ltd.........................   703,811    487,037
   #Hsin Kuang Steel Co., Ltd............................ 1,212,443    906,765
   *Hsin Yung Chien Co., Ltd.............................   151,000    424,059
    Hsing Ta Cement Co., Ltd.............................   620,000    219,513
   *Hu Lane Associate, Inc...............................   167,559    279,385
   *Hua Eng Wire & Cable Co., Ltd........................ 2,247,565    841,021
    Huaku Development Co., Ltd........................... 1,068,816  2,637,175
   #Huang Hsiang Construction Co.........................   520,800  1,340,419
    Hung Ching Development & Construction Co., Ltd.......   449,000    196,196
    Hung Poo Real Estate Development Corp................ 1,199,185  1,230,067
    Hung Sheng Construction Co., Ltd..................... 2,545,400  1,647,324
   *Hwa Fong Rubber Co., Ltd.............................   796,670    164,672
   *Ibase Technology, Inc................................   397,549    506,221
  #*Ichia Technologies, Inc.............................. 1,679,000    825,512
  #*I-Chiun Precision Industry Co., Ltd..................   858,313    550,044
    ICP Electronics, Inc.................................   857,300  1,164,962
  #*ILI Technology Corp..................................   251,000    817,557
  #*Infortrend Technology, Inc........................... 1,052,163    650,147
  #*Inotera Memories, Inc................................ 6,159,000  1,036,319
   #Insyde Software Corp.................................   124,000    317,630
  #*Integrated Memory Logic, Ltd.........................   243,001    729,994
   *International Games System Co., Ltd..................   274,000    956,242
    Inventec Corp........................................ 2,524,014  1,010,363
   #I-Sheng Electric Wire & Cable Co., Ltd...............   477,000    683,006
  #*ITE Technology, Inc..................................   862,408    697,436
    ITEQ Corp............................................ 1,163,614  1,238,724
   *J Touch Corp.........................................   465,000    375,295
   *Janfusun Fancyworld Corp.............................   906,000    163,264
   *Jenn Feng New Energy Co., Ltd........................    33,000     13,054
   *Jentech Precision Industrial Co., Ltd................   273,868    591,499
  #*Jess-Link Products Co., Ltd..........................   778,900    663,199
   *Jih Sun Financial Holdings Co., Ltd.................. 1,737,154    531,832
    Johnson Health Tech Co., Ltd.........................   279,758    723,900
    Jui Li Enterprise Co., Ltd...........................   122,080     31,987
    Kang Na Hsiung Enterprise Co., Ltd...................   377,020    169,332
   *Kao Hsing Chang Iron & Steel Corp....................   784,000    185,312
    Kaori Heat Treatment Co., Ltd........................   296,200    479,253
   #Kaulin Manufacturing Co., Ltd........................   632,330    386,406
   *KD Holding Corp......................................    19,000     92,987
   #Kee Tai Properties Co., Ltd.......................... 1,576,473  1,169,616
   #Kenda Rubber Industrial Co., Ltd..................... 2,212,449  2,969,719
   *Kenmec Mechanical Engineering Co., Ltd...............   478,000    174,861
    Kerry TJ Logistics Co., Ltd.......................... 1,523,000  2,410,339
    King Core Electronics, Inc...........................    10,729      7,617
   #King Slide Works Co., Ltd............................   213,550  1,400,425
    King Yuan Electronics Co., Ltd....................... 5,097,979  3,026,083
    Kingdom Construction Co., Ltd........................ 1,582,000  1,300,378
   *King's Town Bank..................................... 3,433,701  2,991,638
    King's Town Construction Co., Ltd....................   860,210    887,003
    Kinik Co.............................................   559,000    893,891
   #Kinko Optical Co., Ltd...............................   650,000    833,174
    Kinpo Electronics, Inc............................... 4,725,157  1,063,281
   #KS Terminals, Inc....................................   378,482    279,560
   #Kung Long Batteries Industrial Co., Ltd..............   308,000    688,799
   *Kung Sing Engineering Corp...........................   866,000    322,605
   *Kuo Toong International Co., Ltd.....................   446,000    296,133
   #Kuoyang Construction Co., Ltd........................ 1,925,000  1,077,455

                                     1539

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   *Kwong Fong Industries Corp...........................  1,473,200 $  859,524
  #*KYE Systems Corp.....................................  1,294,903    392,672
    L&K Engineering Co., Ltd.............................    577,048    545,783
    Lan Fa Textile Co., Ltd..............................    826,933    241,786
    Laser Tek Taiwan Co., Ltd............................     45,150     32,114
    LCY Chemical Corp....................................    345,383    458,155
    Leader Electronics, Inc..............................    581,000    384,152
   #Leadtrend Technology Corp............................    153,086    239,149
    Lealea Enterprise Co., Ltd...........................  3,063,542  1,158,818
    Ledtech Electronics Corp.............................    189,000     73,415
   #Lee Chi Enterprises Co., Ltd.........................    845,000    342,184
  #*Leofoo Development Co., Ltd..........................  1,228,000    659,819
  #*Les Enphants Co., Ltd................................    818,754    663,609
   *Lextar Electronics Corp..............................  1,006,000    889,332
  #*Li Peng Enterprise Co., Ltd..........................  2,484,722    889,373
    Lian HWA Food Corp...................................    251,157    308,674
    Lien Hwa Industrial Corp.............................  2,274,676  1,512,929
   #Lingsen Precision Industries, Ltd....................  1,678,506    871,495
   #LITE-ON IT Corp......................................  2,002,423  1,945,096
   #Lite-On Semiconductor Corp...........................  1,392,730    705,404
   *Long Bon International Co., Ltd......................  1,274,945  1,492,348
   *Long Chen Paper Co., Ltd.............................  1,682,674    461,000
   *Longwell Co..........................................    501,000    459,478
   #Lotes Co., Ltd.......................................    267,778    785,463
   *Lucky Cement Corp....................................    677,000    154,899
   #Lumax International Corp., Ltd.......................    422,770    960,845
    Macroblock, Inc......................................    133,000    504,637
    Macronix International Co., Ltd...................... 14,981,481  4,309,172
   *MacroWell OMG Digital Entertainment Co., Ltd.........     83,000    322,449
   *Makalot Industrial Co., Ltd..........................    649,202  2,124,345
   #Marketech International Corp.........................    560,000    345,275
    Masterlink Securities Corp...........................  4,172,000  1,364,412
  #*Mayer Steel Pipe Corp................................    790,567    331,026
    Maywufa Co., Ltd.....................................    170,322     87,834
   *Medigen Biotechnology Corp...........................    381,000  2,303,730
    Meiloon Co., Ltd.....................................    393,809    163,210
    Mercuries & Associates, Ltd..........................  1,287,438  1,200,398
    Merida Industry Co., Ltd.............................    747,696  3,416,963
    Merry Electronics Co., Ltd...........................    911,481  1,242,464
  #*Microbio Co., Ltd....................................  1,260,180  1,511,224
  #*Microelectronics Technology, Inc.....................  1,799,527    815,170
    Microlife Corp.......................................     85,600    180,150
    Micro-Star International Co., Ltd....................  3,209,075  1,484,498
   #Min Aik Technology Co., Ltd..........................    630,316  1,959,676
   #Mirle Automation Corp................................    600,009    419,010
   #Mitac International Corp.............................  5,171,000  1,938,709
   *Mosel Vitelic, Inc...................................  1,656,014    398,877
  #*Motech Industries, Inc...............................  1,395,000  1,566,981
   *MPI Corp.............................................    307,000    633,425
   #Nak Sealing Technologies Corp........................    226,954    387,625
   #Namchow Chemical Industrial Co., Ltd.................    734,000    700,591
   *Nan Ren Lake Leisure Amusement Co., Ltd..............    688,000    273,985
    Nan Ya Printed Circuit Board Corp....................    749,000    934,137
    Nankang Rubber Tire Co., Ltd.........................  2,148,952  2,519,819
   #Nantex Industry Co., Ltd.............................  1,106,138    755,102
   *Nanya Technology Corp................................  2,937,000    272,882
   #National Petroleum Co., Ltd..........................    725,824    731,822
  #*Neo Solar Power Corp.................................  2,455,000  1,874,252
   *Netronix, Inc........................................    269,000    416,158
    New Asia Construction & Development Co., Ltd.........    622,137    176,397
   *New Era Electronics Co., Ltd.........................    331,000    334,482

                                     1540

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   *Newmax Technology Co., Ltd...........................    299,000 $  599,779
   *Nexcom International Co., Ltd........................    157,000    133,380
   #Nichidenbo Corp......................................    306,984    223,234
   #Nien Hsing Textile Co., Ltd..........................  1,124,612    792,286
   *Nishoku Technology, Inc..............................     91,000    162,388
   *Nuvoton Technology Corp..............................    308,000    384,757
   *Ocean Plastics Co., Ltd..............................    667,200    561,615
   *Oneness Biotech Co., Ltd.............................    281,000    444,150
    OptoTech Corp........................................  2,487,886  1,012,008
   *Orient Semiconductor Electronics, Ltd................  2,368,000    317,835
   #Oriental Union Chemical Corp.........................  2,601,267  3,076,984
  #*Orise Technology Co., Ltd............................    384,000    514,920
    Pacific Construction Co., Ltd........................    693,921    192,752
   *Pan Jit International, Inc...........................  1,678,541    640,664
   *Pan-International Industrial Corp....................  1,663,893  1,554,644
   #Paragon Technologies Co., Ltd........................    312,571    388,051
    PChome Online, Inc...................................    221,000  1,085,882
   #Phihong Technology Co., Ltd..........................  1,170,901  1,031,898
   *Phoenix Tours International, Inc.....................    245,000    523,520
  #*Phytohealth Corp.....................................    751,929  1,196,758
   *Picvue Electronics, Ltd..............................     72,760         --
  #*Pihsiang Machinery Manufacturing Co., Ltd............    614,534    708,193
  #*Pixart Imaging, Inc..................................    557,150  1,335,612
    Plotech Co., Ltd.....................................    146,000     57,951
  #*Polytronics Technology Corp..........................    270,027    527,870
   *Portwell, Inc........................................    419,000    414,580
   *Posiflex Technologies, Inc...........................     44,000     92,329
   *Potrans Electrical Corp..............................    228,000     33,667
   *Power Quotient International Co., Ltd................    648,600    450,634
   *Powercom Co., Ltd....................................    850,140    419,731
  #*Powertech Industrial Co., Ltd........................    363,000    213,187
   *Poya Co., Ltd........................................    213,000    620,541
   *President Securities Corp............................  3,157,488  1,830,347
   *Prime Electronics & Satellitics, Inc.................    638,879    587,098
    Prince Housing & Development Corp....................  3,622,782  2,528,779
   *Procomp Informatics, Ltd.............................     21,675         --
   *Prodisc Technology, Inc..............................  1,707,199         --
   #Promate Electronic Co., Ltd..........................    705,000    584,177
  #*Promise Technology, Inc..............................    623,286    283,068
   *Protop Technology Co., Ltd...........................    192,000      1,366
   *P-Two Industries, Inc................................     49,000     28,816
  #*Qisda Corp...........................................  7,475,900  1,832,892
   *Qualipoly Chemical Corp..............................     83,000     64,126
   *Quanta Storage, Inc..................................    515,000    324,641
   #Quintain Steel Co., Ltd..............................  1,717,824    463,572
   #Radium Life Tech Corp................................  2,697,902  2,571,510
    Ralec Electronic Corp................................    103,209    105,904
   #Realtek Semiconductor Corp...........................  1,659,420  3,718,539
   #Rechi Precision Co., Ltd.............................  1,057,387    931,972
   *Rexon Industrial Corp., Ltd..........................     94,392     29,759
   *Rich Development Co., Ltd............................  2,161,974  1,169,178
    Richtek Technology Corp..............................    608,000  3,658,501
  #*Ritek Corp........................................... 12,749,387  1,544,458
   *Ruentex Engineering & Construction Co................     14,000     19,460
   *Run Long Construction Co., Ltd.......................    361,000    411,480
   *Sainfoin Technology Corp.............................    131,260         --
    Sampo Corp...........................................  2,697,327    928,198
    San Fang Chemical Industry Co., Ltd..................    515,789    414,331
   *San Shing Fastech Corp...............................    139,000    201,504
  #*Sanyang Industrial Co., Ltd..........................  3,204,628  2,294,859
   #Sanyo Electric Taiwan Co., Ltd.......................    508,000    532,434

                                     1541

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TAIWAN -- (Continued)
    SCI Pharmtech, Inc...................................    71,936 $  172,045
   #SDI Corp.............................................   523,000    368,735
    Senao International Co., Ltd.........................   411,541  1,325,441
  #*Sercomm Corp.........................................   807,000  1,195,842
   #Sesoda Corp..........................................   638,250    698,716
    Shan-Loong Transportation Co., Ltd...................    24,000     19,827
    Sheng Yu Steel Co., Ltd..............................   552,980    349,233
   #ShenMao Technology, Inc..............................   378,891    406,226
    Shih Wei Navigation Co., Ltd.........................   774,598    598,152
   #Shihlin Electric & Engineering Corp.................. 1,272,000  1,538,541
  #*Shihlin Paper Corp...................................   545,000    885,120
    Shin Hai Gas Corp....................................     1,050      1,465
   #Shin Zu Shing Co., Ltd...............................   562,144  1,711,095
  #*Shining Building Business Co., Ltd................... 1,018,882    804,639
   #Shinkong Insurance Co., Ltd..........................   897,131    618,549
    Shinkong Synthetic Fibers Co., Ltd................... 7,179,395  2,319,266
    Shiny Chemical Industrial Co., Ltd...................   218,000    313,076
   *Shuttle, Inc......................................... 1,241,152    431,007
   #Sigurd Microelectronics Corp......................... 1,606,974  1,449,805
   *Silicon Integrated Systems Corp...................... 2,729,820    967,667
   *Silicon Power Computer & Communications, Inc.........   205,000    349,019
   #Silitech Technology Corp.............................   558,533  1,048,980
   #Sinbon Electronics Co., Ltd..........................   906,000    815,258
    Sincere Navigation Corp.............................. 1,348,786  1,225,202
   *Singatron Enterprise Co., Ltd........................   291,000    211,633
    Sinkang Industries, Ltd..............................   153,521     61,654
   #Sinkong Textile Co., Ltd............................. 1,015,542  1,332,493
    Sinmag Equipment Corp................................   132,200    566,692
  #*Sino-American Silicon Products, Inc.................. 2,104,000  2,830,725
   #Sinon Corp........................................... 1,709,510    810,987
   #Sinphar Pharmaceutical Co., Ltd......................   572,588    627,194
   #Sinyi Realty Co., Ltd................................   728,636  1,120,912
   *Sirtec International Co., Ltd........................   474,000    590,598
   #Sitronix Technology Corp.............................   524,879    742,115
   *Siward Crystal Technology Co., Ltd...................   447,000    134,566
    Skymedi Corp.........................................   205,000    184,021
    Soft-World International Corp........................   487,000    949,437
   *Solar Applied Materials Technology Co................ 1,504,581  1,863,206
   *Solomon Technology Corp..............................   147,138     58,548
  #*Solytech Enterprise Corp.............................   855,000    268,201
   #Sonix Technology Co., Ltd............................   764,000  1,091,312
    Southeast Cement Co., Ltd............................   944,700    439,086
    Spirox Corp..........................................    66,000     28,065
   *Sporton International, Inc...........................   130,960    295,505
   *St. Shine Optical Co., Ltd...........................   195,000  3,022,492
   #Standard Chemical & Pharmaceutical Co., Ltd..........   434,571    397,495
    Star Comgistic Capital Co., Ltd......................   815,713    390,503
   #Stark Technology, Inc................................   569,860    478,589
   #Sunonwealth Electric Machine Industry Co., Ltd.......   611,487    377,128
   *Sunplus Technology Co., Ltd.......................... 2,080,000    616,885
   #Sunrex Technology Corp...............................   821,736    335,135
    Sunspring Metal Corp.................................   167,000    168,596
  #*Super Dragon Technology Co., Ltd.....................   204,382    191,016
   #Supreme Electronics Co., Ltd.........................   832,000    400,795
   *Swancor Ind Co., Ltd.................................   162,000    260,615
    Sweeten Construction Co., Ltd........................   425,889    270,835
   *Syncmold Enterprise Corp.............................   499,000    881,974
   *Synmosa Biopharma Corp...............................   322,000    445,268
   *Sysage Technology Co., Ltd...........................   249,000    244,492
    Sysware Systex Corp..................................   242,388    295,034
    Ta Chen Stainless Pipe Co., Ltd...................... 2,277,953  1,159,189

                                     1542

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   *Ta Chong Bank, Ltd...................................  6,744,322 $2,331,873
   *Ta Chong Securities Co., Ltd.........................    105,000     29,830
    Ta Ya Electric Wire & Cable Co., Ltd.................  2,475,306    592,065
   #Ta Yih Industrial Co., Ltd...........................    194,000    322,937
   #Tah Hsin Industrial Corp.............................    455,000    467,948
   *TAI Roun Products Co., Ltd...........................    239,000     85,497
   #TA-I Technology Co., Ltd.............................    698,778    415,426
    Taichung Commercial Bank.............................  8,202,592  2,961,043
   *TaiDoc Technology Corp...............................    144,000    222,648
  #*Taiflex Scientific Co., Ltd..........................    817,000  1,024,494
   *Taimide Tech, Inc....................................    365,000    367,039
   #Tainan Enterprises Co., Ltd..........................    572,370    595,102
   #Tainan Spinning Co., Ltd.............................  4,530,988  2,175,037
   #Taisun Enterprise Co., Ltd...........................  1,367,428    729,877
    Taita Chemical Co., Ltd..............................    724,952    240,995
  #*Taiwan Acceptance Corp...............................    380,480    920,018
   *Taiwan Business Bank.................................    255,933     77,979
   *Taiwan Chinsan Electronic Industrial Co., Ltd........    309,000    438,285
   #Taiwan Cogeneration Corp.............................  1,507,566    996,008
   #Taiwan Fire & Marine Insurance Co., Ltd..............    933,338    688,000
   *Taiwan Flourescent Lamp Co., Ltd.....................    176,000     17,763
    Taiwan Fu Hsing Industrial Co., Ltd..................    635,000    576,851
    Taiwan Hon Chuan Enterprise Co., Ltd.................  1,086,814  2,708,091
   *Taiwan Hopax Chemicals Manufacturing Co., Ltd........    737,120    462,630
   *Taiwan Kolin Co., Ltd................................  1,356,000         --
   *Taiwan Land Development Corp.........................  3,093,798  1,184,821
  #*Taiwan Life Insurance Co., Ltd.......................  1,707,232  1,331,744
   #Taiwan Line Tek Electronic Co., Ltd..................    365,529    384,569
    Taiwan Mask Corp.....................................    920,412    318,039
    Taiwan Navigation Co., Ltd...........................    670,777    547,006
    Taiwan Paiho Co., Ltd................................  1,133,287    653,538
   *Taiwan PCB Techvest Co., Ltd.........................    879,548  1,245,921
  #*Taiwan Prosperity Chemical Corp......................    545,000    717,616
   #Taiwan Pulp & Paper Corp.............................  1,843,980    582,374
   #Taiwan Sakura Corp...................................  1,398,003    819,660
    Taiwan Secom Co., Ltd................................  1,026,332  2,267,333
   *Taiwan Semiconductor Co., Ltd........................    958,000    423,925
   #Taiwan Sogo Shinkong Security Co., Ltd...............    997,278  1,194,599
   *Taiwan Styrene Monomer Corp..........................  2,799,303    603,917
   *Taiwan Surface Mounting Technology Co., Ltd..........    960,000  1,427,610
   #Taiwan Tea Corp......................................  2,922,897  1,608,689
   *Taiwan Union Technology Corp.........................    749,000    397,366
    Taiyen Biotech Co., Ltd..............................    892,000    630,926
   *Tang Eng Iron Works Co., Ltd.........................     60,000     61,356
  #*Tatung Co., Ltd...................................... 10,044,455  2,727,256
   *Te Chang Construction Co., Ltd.......................    274,000    286,083
    Teco Electric & Machinery Co., Ltd...................  4,422,000  3,678,847
   *Tecom, Ltd...........................................    108,114      7,548
   *Tekcore Co., Ltd.....................................    242,000    107,199
   #Ten Ren Tea Co., Ltd.................................    178,980    273,996
   #Test Research, Inc...................................    653,926  1,186,601
    Test-Rite International Co., Ltd.....................  1,578,495  1,181,996
   *ThaiLin Semiconductor Corp...........................    120,000     43,629
   #Thinking Electronic Industrial Co., Ltd..............    403,204    392,894
   #Thye Ming Industrial Co., Ltd........................    802,360    877,830
    TNC Industrial Corp., Ltd............................    197,000    144,529
    Ton Yi Industrial Corp...............................  3,454,644  2,013,459
   #Tong Hsing Electronic Industries, Ltd................    587,963  2,267,300
   #Tong Yang Industry Co., Ltd..........................  1,646,382  1,472,197
   #Tong-Tai Machine & Tool Co., Ltd.....................    838,313    665,987
   #Topco Scientific Co., Ltd............................    663,082  1,102,710

                                     1543

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
   *Topco Technologies Corp..............................     82,000 $  171,119
    Topoint Technology Co., Ltd..........................    676,111    408,182
   *Toung Loong Textile Manufacturing....................    280,000    256,364
   *Trade-Van Information Services Co....................    188,000    151,033
   *Transasia Airways Corp...............................    464,000    244,616
    Transcend Information, Inc...........................    724,651  1,981,144
   #Tsann Kuen Enterprise Co., Ltd.......................    467,686    920,745
   *TSC Auto ID Technology Co., Ltd......................     17,000     50,987
   #TTET Union Corp......................................    270,000    478,374
  #*TTY Biopharm Co., Ltd................................    730,280  2,674,288
   #Tung Ho Steel Enterprise Corp........................  3,381,000  3,415,545
   #Tung Ho Textile Co., Ltd.............................    598,000    188,331
   *Tung Thih Electronic Co., Ltd........................    232,000    534,677
    TXC Corp.............................................  1,292,053  2,086,023
    TYC Brother Industrial Co., Ltd......................    792,218    287,288
  #*Tycoons Group Enterprise Co., Ltd....................  2,243,182    480,636
  #*Tyntek Corp..........................................  1,671,393    444,622
   *Tze Shin International Co., Ltd......................    320,221    163,529
   *Ubright Optronics Corp...............................    109,000    511,554
  #*Union Bank of Taiwan.................................  3,222,537  1,267,517
    Unitech Electronics Co., Ltd.........................    281,804    138,347
   #Unitech Printed Circuit Board Corp...................  2,667,370    896,996
    United Integration Service Co., Ltd..................  1,070,439    896,496
  #*Unity Opto Technology Co., Ltd.......................  1,413,500  1,315,177
    Universal Cement Corp................................  1,587,191    914,236
   *Universal Microelectronics Co., Ltd..................     84,000     20,972
    Universal, Inc.......................................      6,971      4,139
    Unizyx Holding Corp..................................  1,848,430    952,931
   #UPC Technology Corp..................................  3,206,910  1,794,535
    Userjoy Technology Co., Ltd..........................    108,000    239,761
    USI Corp.............................................  3,435,734  2,714,581
   *Vanguard International Semiconductor Corp............  1,143,000    830,669
    Ve Wong Corp.........................................    464,696    320,089
   *Veutron Corp.........................................      5,043      5,937
   *Via Technologies, Inc................................  1,520,500  1,217,798
    Viking Tech Corp.....................................     43,000     36,633
   #Visual Photonics Epitacy Co., Ltd....................  1,122,696  1,313,178
   *Vivotek, Inc.........................................    235,000    829,090
  #*Wafer Works Corp.....................................    974,580    526,705
   *Wah Hong Industrial Corp.............................    241,000    365,338
    Wah Lee Industrial Corp..............................    776,000  1,051,808
   *Walsin Lihwa Corp....................................  3,797,000  1,280,806
   *Walsin Technology Corp., Ltd.........................  2,564,873    603,982
   *Walton Advanced Engineering, Inc.....................  1,313,197    382,331
   *Wan Hai Lines Co., Ltd...............................  1,866,000  1,017,701
    WAN HWA Enterprise Co., Ltd..........................    609,608    299,435
    Waterland Financial Holdings Co., Ltd................  5,179,131  1,750,032
   *Ways Technical Corp., Ltd............................    295,000    800,181
   *WEI Chih Steel Industrial Co., Ltd...................    433,000     83,026
   #Wei Chuan Foods Corp.................................  1,724,000  2,398,301
   *Wei Mon Industry Co., Ltd............................  1,254,000    441,193
   #Weikeng Industrial Co., Ltd..........................    874,100    631,186
    Well Shin Technology Co., Ltd........................    292,000    406,996
   *Wellypower Optronics Corp............................    491,000    209,144
  #*Weltrend Semiconductor, Inc..........................  1,065,833    556,576
  #*Win Semiconductors Corp..............................  2,494,000  2,892,934
  #*Winbond Electronics Corp............................. 13,122,138  2,549,003
   *Wintek Corp..........................................  8,937,000  4,280,337
    Wisdom Marine Lines Co., Ltd.........................    581,400    810,550
   #Wistron NeWeb Corp...................................  1,044,069  1,924,697
   #WT Microelectronics Co., Ltd.........................  1,308,879  1,668,631

                                     1544

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
   *WUS Printed Circuit Co., Ltd......................   1,526,000 $    654,341
   *XAC Automation Corp...............................     126,000      114,689
   *Xxentria Technology Materials Corp................     574,000    1,055,681
  #*Yageo Corp........................................   8,913,000    2,621,357
   *Yang Ming Marine Transport Corp...................   1,707,000      824,880
    YC INOX Co., Ltd..................................   1,420,171      837,713
   *YeaShin International Development Co., Ltd........     596,000      512,900
   #Yem Chio Co., Ltd.................................   1,502,036      974,722
    YFY, Inc..........................................   5,642,212    2,724,118
  #*Yi Jinn Industrial Co., Ltd.......................     735,312      189,230
    Yieh Phui Enterprise Co., Ltd.....................   4,307,338    1,386,329
   #Young Fast Optoelectronics Co., Ltd...............     653,872    1,219,174
   #Young Optics, Inc.................................     235,111      597,938
  #*Youngtek Electronics Corp.........................     480,532    1,104,868
   *Yufo Electronics Co., Ltd.........................      37,000       26,324
    Yung Chi Paint & Varnish Manufacturing Co., Ltd...     305,869      619,787
    Yung Tay Engineering Co., Ltd.....................   1,435,000    2,805,767
   #YungShin Global Holding Corp......................     736,300    1,023,084
   *Zeng Hsing Industrial Co., Ltd....................     206,000      753,850
   #Zenitron Corp.....................................     824,000      502,911
   #Zig Sheng Industrial Co., Ltd.....................   2,194,270      736,460
   *Zinwell Corp......................................   1,370,586    1,149,066
   #Zippy Technology Corp.............................     546,948      418,951
                                                                   ------------
TOTAL TAIWAN..........................................              549,066,911
                                                                   ------------
THAILAND -- (4.3%)
    A.J. Plast PCL (Foreign)..........................   1,053,688      586,560
    Aapico Hitech PCL (Foreign).......................     673,900      564,973
    Aeon Thana Sinsap (Thailand) PCL (Foreign)........     142,500      439,638
    Amata Corp. PCL (Foreign).........................   3,066,100    2,097,533
   *Apex Development PCL (Foreign)....................       3,536           --
   *Asia Green Energy PCL (Foreign)...................   2,765,500      332,008
    Asia Plus Securities PCL (Foreign)................   6,454,900      684,020
    Asian Property Development PCL (Foreign)..........   6,634,160    2,102,375
    Bangchak Petroleum PCL (Foreign)..................   3,384,200    4,085,553
    Bangkok Aviation Fuel Services PCL (Foreign)......   1,298,117      892,401
   *Bangkok Chain Hospital PCL (Foreign)..............   5,687,950    1,831,131
    Bangkok Expressway PCL (Foreign)..................   1,996,600    2,761,896
    Bangkok Insurance PCL (Foreign)...................     127,901    1,501,185
    Bangkok Life Assurance PCL (Foreign) NVDR.........   1,718,400    4,019,396
   *Bangkok Metro PCL (Foreign).......................  17,304,700      586,108
   *Bangkok Rubber PCL (Foreign)......................      14,600        1,214
    Bangkokland PCL (Foreign).........................  45,653,670    2,602,657
    Bumrungrad Hospital PCL (Foreign).................   1,333,800    3,477,631
    C.S. Loxinfo PCL (Foreign)........................   1,484,000      497,653
    Cal-Comp Electronics (Thailand) PCL (Foreign).....   7,523,000      898,118
   *Central Paper Industry PCL (Foreign)..............          20        1,408
    Central Plaza Hotel PCL (Foreign).................   3,739,500    3,668,021
    CH Karnchang PCL (Foreign)........................   5,219,100    3,500,402
    Charoong Thai Wire & Cable PCL (Foreign)..........     880,600      366,178
    Delta Electronics Thailand PCL (Foreign)..........   2,725,000    3,244,048
    Dhipaya Insurance PCL (Foreign)...................     211,500      202,138
   *Diamond Building Products PCL (Foreign)...........   1,773,600      454,998
   *DSG International Thailand PCL (Foreign)..........   1,694,700      500,113
    Dynasty Ceramic PCL (Foreign).....................   1,013,200    1,766,814
    Eastern Water Resources Development & Management
      PCL (Foreign)...................................   3,821,500    1,704,425
    Electricity Generating PCL (Foreign)..............     677,800    3,477,646
    Erawan Group PCL (Foreign)........................   6,112,470      971,600
    Esso (Thailand) PCL (Foreign).....................   8,442,900    3,171,042
   *G J Steel PCL (Foreign)........................... 119,093,000      399,373
   *G Steel PCL (Foreign).............................  27,015,300      353,319

                                     1545

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
   *GFPT PCL(Foreign)....................................  3,238,800 $  912,338
   *GMM Grammy PCL (Foreign).............................  1,272,400    750,981
    Hana Microelectronics PCL (Foreign)..................  1,786,696  1,402,035
    Hermraj Land & Development PCL (Foreign)............. 23,340,300  2,849,051
    Home Product Center PCL (Foreign)....................    561,573    259,883
    ICC International PCL (Foreign)......................    204,600    291,600
   *Italian-Thai Development PCL (Foreign) NVDR.......... 16,974,830  3,415,459
   *ITV PCL (Foreign)....................................  2,785,600     98,085
    Jasmine International PCL (Foreign).................. 16,740,700  3,368,350
   *Jaymart PCL (Foreign)................................    833,900    416,670
    Kang Yong Electric PCL (Foreign).....................     23,900    212,391
   *KCE Electronics PCL (Foreign)........................  1,156,400    403,305
    KGI Securities (Thailand) PCL (Foreign)..............  5,231,300    484,185
    Khon Kaen Sugar Industry PCL (Foreign)...............  3,777,000  1,836,569
    Kiatnakin Bank PCL (Foreign).........................    979,200  1,633,642
    Kiatnakin Bank PCL (Foreign) NVDR....................  1,157,400  1,930,941
    L.P.N. Development PCL (Foreign) NVDR................    411,500    299,448
   *Laguna Resorts & Hotels PCL (Foreign)................     80,500     92,459
    Lanna Resources PCL (Foreign)........................    889,000    700,587
   *LH Financial Group PCL (Foreign)..................... 10,276,600    516,932
    Loxley PCL (Foreign).................................  5,111,120  1,028,394
    LPN Development PCL (Foreign)........................  1,488,000  1,082,817
    Major Cineplex Group PCL (Foreign)...................  2,378,200  1,603,012
    MBK PCL (Foreign)....................................    463,400  1,779,319
    MCOT PCL (Foreign)...................................  1,805,600  2,800,436
   *Minor International PCL (Foreign)....................  4,308,513  3,612,100
    Modernform Group PCL (Foreign).......................    331,400     89,462
    Muang Thai Insurance PCL (Foreign)...................     19,588     54,192
    Muramoto Electron Thailand PCL (Foreign).............     14,000     85,916
    Patum Rice Mill & Granary PCL (Foreign)..............      5,500     14,755
    Polyplex (Thailand) PCL..............................  1,930,900    938,902
    Precious Shipping PCL (Foreign)......................  2,461,500  1,353,742
    President Rice Products PCL (Foreign)................      2,700      5,433
   *Preuksa Real Estate PCL (Foreign)....................  5,216,800  5,248,290
    Property Perfect PCL (Foreign)....................... 14,345,600    630,206
    Quality Houses PCL (Foreign)......................... 23,560,508  2,433,480
   *Raimon Land PCL (Foreign)............................ 13,557,900    991,154
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)..........................................     37,300     75,676
   *Regional Container Lines PCL (Foreign)...............  2,050,300    519,107
   *Robinson Department Store PCL (Foreign)..............    776,525  1,822,829
   *Rojana Industrial Park PCL (Foreign).................  3,933,300  1,701,528
    Saha Pathana Inter-Holding PCL (Foreign).............    680,300    673,000
    Saha-Union PCL (Foreign).............................    706,100    994,507
   *Sahaviriya Steel Industries PCL (Foreign)............ 52,453,700  1,108,177
    Samart Corp. PCL (Foreign)...........................  2,528,200  1,153,036
    Samart I-Mobile PCL (Foreign)........................  9,719,600    808,337
   *Samart Telcoms PCL (Foreign).........................  1,528,600    979,083
    Sansiri PCL (Foreign)................................ 18,576,308  2,579,005
    SC Asset Corp. PCL (Foreign).........................  1,685,000  1,709,297
    SE-Education PCL (Foreign)...........................    152,790     49,188
    Siam City Cement PCL (Foreign).......................    121,200  1,674,527
    Siam Future Development PCL (Foreign)................  2,969,175    746,774
   *Siam Global House PCL (Foreign)......................  3,408,500  2,708,969
    Siam Makro PCL (Foreign).............................     91,100  1,362,529
    Siamgas & Petrochemicals PCL (Foreign)...............  2,392,100  1,107,008
    Sino-Thai Engineering & Construction PCL (Foreign)...  2,740,500  2,573,239
   *SNC Former PCL (Foreign).............................    703,800    585,320
    Somboon Advance Technology PCL.......................     15,850     17,673
    Somboon Advance Technology PCL (Foreign).............  1,008,900  1,124,947
   *SPCG PCL (Foreign)...................................  1,530,500  1,067,552
    Sri Trang Agro Industry PCL (Foreign)................  3,122,890  1,947,879

                                     1546

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                       ---------- ------------
THAILAND -- (Continued)
   *Srithai Superware PCL (Foreign)...................    871,700 $    906,194
    STP & I PCL (Foreign).............................    846,435    2,001,129
    Supalai PCL (Foreign).............................  3,852,833    2,480,697
   *SVI PCL (Foreign).................................  4,774,100      646,793
   *Tata Steel (Thailand) PCL (Foreign)............... 15,426,100      589,730
   *Thai Airways International PCL (Foreign)..........  5,210,400    4,036,225
   *Thai Airways International PCL (Foreign) NVDR.....    141,400      109,535
    Thai Carbon Black PCL (Foreign)...................    406,100      418,765
   *Thai Central Chemical PCL (Foreign)...............    105,300       82,983
    Thai Rayon PCL (Foreign)..........................      1,700        2,936
   *Thai Reinsurance PCL (Foreign)....................  5,860,200    1,031,725
   *Thai Reinsurance PCL (Foreign) NVDR...............    833,200      146,690
   *Thai Rung Union Car PCL (Foreign).................    554,400      221,239
    Thai Stanley Electric PCL (Foreign)...............    186,300    1,499,396
    Thai Tap Water Supply PCL (Foreign)...............  9,558,100    3,301,423
    Thai Vegetable Oil PCL (Foreign)..................  2,448,775    2,114,553
    Thai Wacoal PCL (Foreign).........................     78,000      127,515
   *Thaicom PCL (Foreign).............................  2,938,500    2,296,011
    Thai-German Ceramic Industry PCL (Foreign)........  1,267,900      199,837
    Thanachart Capital PCL (Foreign)..................  3,271,000    4,250,545
    Thoresen Thai Agencies PCL (Foreign)..............  1,985,800    1,178,694
    Ticon Industrial Connection PCL (Foreign).........  2,505,187    1,402,972
   *Tipco Asphalt PCL (Foreign).......................    386,690      606,229
    TIPCO Foods PCL (Foreign).........................    130,682       25,199
    Tisco Financial Group PCL (Foreign)...............  1,212,500    2,134,683
   *Tisco Financial Group PCL (Foreign) NVDR..........    529,000      918,033
   *Toyo-Thai Corp PCL (Foreign)......................  1,290,600    1,536,429
    TPI Polene PCL (Foreign)..........................  5,205,560    2,583,578
   *True Corp. PCL (Foreign).......................... 10,649,594    2,357,053
   *Tycoons Worldwide Group PCL (Foreign).............    804,700      165,959
    Univanich Palm Oil PCL (Foreign)..................     60,700      197,448
    Vanachai Group PCL (Foreign)......................  3,163,266      490,083
    Vibhavadi Medical Center PCL (Foreign)............  1,161,600      329,159
    Vinythai PCL (Foreign)............................  2,439,434    1,668,828
    Workpoint Entertainment PCL (Foreign).............    633,000    1,024,220
                                                                  ------------
TOTAL THAILAND........................................             171,541,771
                                                                  ------------
TURKEY -- (3.0%)
    Adana Cimento Sanayii T.A.S. Series A.............    373,271      845,010
    Adana Cimento Sanayii T.A.S. Series C.............          1           --
   *Adel Kalemcilik Ticaret Ve Sanayi A.S.............     14,326      338,737
   *Afyon Cimento Sanayi T.A.S........................      6,850      281,472
    Akcansa Cimento A.S...............................    317,242    2,146,792
   *Akenerji Elektrik Uretim A.S......................  1,521,729    1,463,517
   *Akfen Holding A.S.................................    305,082    1,769,380
   *AKIS Gayrimenkul Yatirimi A.S.....................     45,283       62,308
    Aksa Akrilik Kimya Sanayii A.S....................    729,783    2,116,916
    Aksigorta A.S.....................................    901,399    1,132,836
   *Aktas Elektrik Ticaret A.S........................        370       31,557
    Alarko Holding A.S................................    638,145    1,975,637
   *Albaraka Turk Katilim Bankasi A.S.................  2,124,918    2,298,794
   *Alcatel-Lucent Teletas Telekomunikasyon A.S.......          1            1
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
     A.S..............................................    110,344    2,181,370
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S..........  1,541,542    1,044,076
   *Anadolu Cam Sanayii A.S...........................    700,505    1,151,683
    Anadolu Hayat Sigorta A.S.........................    631,921    1,802,918
    Aselsan Elektronik Sanayi Ve Ticaret A.S..........    269,268    1,247,770
   *Asya Katilim Bankasi A.S..........................  3,588,319    4,551,020
    Ayen Enerji A.S...................................         --           --
    Aygaz A.S.........................................    124,525      701,817
    Bagfas Bandirma Gubre Fabrikalari A.S.............     34,971    1,123,214

                                     1547

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                          --------- ----------
TURKEY -- (Continued)
   *Banvit Bandirma Vitaminli Yem Sanayii A.S............   256,707 $  566,410
    Baticim Bati Anabolu Cimento Sanayii A.S.............   227,690    894,445
    Bizim Toptan Satis Magazalari A.S....................   130,596  2,169,821
    Bolu Cimento Sanayii A.S.............................   359,959    309,339
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S........    70,795  1,135,616
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S..........       989     93,508
   *Boyner Buyuk Magazacilik A.S.........................   217,168    551,547
    Bursa Cimento Fabrikasi A.S..........................   194,283    565,907
   *Celebi Hava Servisi A.S..............................    45,555    531,934
    Cimsa Cimento Sanayi ve Ticaret A.S..................   329,671  1,922,674
   *Deva Holding A.S.....................................   310,065    359,445
   *Dogan Gazetecilik A.S................................   114,947     98,773
   *Dogan Sirketler Grubu Holding A.S.................... 5,312,206  3,263,544
   *Dogan Yayin Holding A.S.............................. 3,412,750  1,709,672
    Dogus Otomotiv Servis ve Ticaret A.S.................   527,785  2,691,882
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S......   265,518    749,667
    Eczacibasi Yatirim Holding Ortakligi A.S.............   236,927    840,229
    EGE Seramik Sanayi ve Ticaret A.S....................   448,229    543,579
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S.............................. 1,282,818  1,473,758
    Fenerbahce Sportfi Hizmetler Sanayi ve Ticaret A.S...    19,461    448,337
   *Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S...    10,276    253,472
    Gentas Genel Metal Sanayi ve Ticaret A.S.............   463,448    358,648
   *Global Yatirim Holding A.S........................... 1,732,474  1,387,312
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S......     8,540      2,331
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S..    46,627  1,664,395
    Goodyear Lastikleri T.A.S............................    31,518  1,125,257
   *GSD Holding A.S...................................... 1,733,682    818,772
   *Gubre Fabrikalari Ticaret A.S........................   180,096  1,647,775
   *Gunes Sigorta A.S....................................   270,292    351,243
    Hektas Ticaret T.A.S.................................        --         --
   *Hurriyet Gazetecilik ve Matbaacilik A.S..............   886,306    474,192
   *Ihlas EV Aletleri A.S................................   387,355    165,117
   *Ihlas Holding A.S.................................... 5,470,959  3,702,147
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S...........   746,093  2,111,936
   *Is Finansal Kiralama A.S.............................   872,130    501,136
    Is Yatirim Menkul Degerler A.S.......................   234,612    230,108
   *Isiklar Yatirim Holding A.S..........................   237,725     87,864
   *Izmir Demir Celik Sanayi A.S.........................   497,126  1,111,436
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class A............................................ 1,003,252    919,205
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class B............................................   488,477    585,917
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
      Class D............................................ 3,200,938  2,877,231
   *Karsan Otomotiv Sanayii Ve Ticaret A.S...............   266,647    180,189
    Kartonsan Karton Sanayi ve Ticaret A.S...............     5,787    943,916
   *Kerevitas Gida Sanayii ve Ticaret A.S................     8,607    197,865
    Konya Cimento Sanayii A.S............................     6,344  1,230,368
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S.....................................   128,742    287,026
   *Koza Anadolu Metal Madencilik Isletmeleri A.S........ 1,285,427  3,681,744
    Mardin Cimento Sanayii ve Ticaret A.S................   256,931    806,964
   *Marshall Boya ve Vernik A.S..........................    26,536    808,025
   *Marti Otel Isletmeleri A.S...........................        --         --
   *Menderes Tekstil Sanayi ve Ticaret A.S...............   831,656    265,334
   *Metro Ticari ve Mali Yatirimlar Holding A.S..........   899,014    285,693
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S.......   149,549     97,765
   *Mudurnu Tavukculuk A.S...............................     1,740        445
   *Nergis Holding A.S...................................     1,784      3,753
   *Net Holding A.S...................................... 1,294,842  1,745,858
   *Net Turizm Ticaret ve Sanayi A.S..................... 1,076,216    513,520
    Netas Telekomunikasyon A.S...........................   139,160    831,432
    Nuh Cimento Sanayi A.S...............................   282,428  1,735,716
    Otokar Otomotive Ve Savunma Sanayi A.S...............    62,859  1,490,499
    Park Elektrik Uretim Madencilik Sanayi ve Ticaret
      A.S................................................   490,325  1,641,085

                                     1548

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Petkim Petrokimya Holding A.S..................... 2,569,488 $    4,483,763
    Pinar Entegre Et ve Un Sanayi A.S.................   135,980        525,921
    Pinar SUT Mamulleri Sanayii A.S...................   120,203      1,149,147
   *Polyester Sanayi A.S..............................   604,849        446,466
   *Raks Elektronik Sanayi ve Ticaret A.S.............     2,730          1,226
   *Reysas Tasimacilik ve Lojistik Ticaret A.S........     8,051          3,384
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.............................................   238,910        365,436
   *Sekerbank T.A.S................................... 2,443,208      2,628,238
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.......... 1,059,942      1,266,208
   *Soda Sanayii A.S..................................   298,869        393,819
    Soktas Tekstil Sanayi ve Ticaret A.S..............        --              1
   *TAT Konserve Sanayii A.S..........................   524,554        712,298
    Tekfen Holding A.S................................ 1,046,233      4,283,486
   *Tekstil Bankasi A.S............................... 1,152,102        603,464
    Tofas Turk Otomobil Fabrikasi A.S.................         1              6
   *Trabzonspor Sportif Yatirim ve T.A.S..............     2,812         18,157
   *Trakya Cam Sanayii A.S............................ 1,510,630      2,224,000
    Turcas Petrol A.S.................................   522,269      1,115,778
    Turk Traktor ve Ziraat Makineleri A.S.............    86,609      2,437,530
    Turkiye Sinai Kalkinma Bankasi A.S................ 3,813,439      4,926,012
   *Ulker Biskuvi Sanayi A.S..........................   585,505      3,331,451
   *Uzel Makina Sanayii A.S...........................   172,635             --
   *Vakif Finansal Kiralama A.S.......................         1              1
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S...........   430,886        648,702
   *Vestel Elektronik Sanayi ve Ticaret A.S...........   587,101        623,947
    Yapi Kredi Sigorta A.S............................   175,690      1,883,942
   *Zorlu Enerji Elektrik Uretim A.S.................. 1,333,646      1,053,929
                                                                 --------------
TOTAL TURKEY..........................................              121,435,915
                                                                 --------------
TOTAL COMMON STOCKS...................................            3,576,759,939
                                                                 --------------
PREFERRED STOCKS -- (1.6%)
BRAZIL -- (1.6%)
    Alpargatas SA.....................................   546,800      3,954,061
    Banco ABC Brasil SA...............................   445,709      3,254,380
    Banco Alfa de Investimento SA.....................     2,600          6,411
    Banco Daycoval SA.................................   153,900        794,482
    Banco do Estado do Rio Grande do Sul SA...........   426,847      3,654,677
    Banco Industrial e Comercial SA...................   351,920      1,122,200
    Banco Indusval SA.................................    11,800         47,227
    Banco Mercantil do Brasil SA......................     8,069         46,598
    Banco Panamericano SA.............................   624,400      1,862,523
    Banco Pine SA.....................................   118,435        866,548
    Banco Sofisa SA...................................    92,600        170,659
    Bardella SA Industrias Mecanicas..................       500         19,334
   *Battistella Adm Participacoes SA..................    35,500         17,649
   *Bombril SA........................................    14,800         57,971
    Centrais Eletricas de Santa Catarina SA...........    75,400        905,323
   *Cia de Gas de Sao Paulo SA Preferred Series A.....   119,672      3,473,544
    Cia de Saneamento do Parana SA....................   184,801        946,579
   *Cia de Tecidos Norte de Minas - Coteminas SA......   162,742        286,036
    Cia de Transmissao de Energia Eletrica Paulista
      SA Series A.....................................    80,800      1,420,142
    Cia Energetica de Sao Paulo SA
      Preferred Series B..............................   224,900      2,231,664
    Cia Energetica do Ceara SA Preferred Series A.....   158,991      3,433,155
    Cia Ferro Ligas da Bahia-Ferbasa..................   236,431      1,401,002
    Contax Participacoes SA...........................   144,195      1,955,812
    Eletropaulo Metropolitana Eletricidade de Sao
      Paulo SA........................................   707,800      4,851,719
   *Empressa Metropolitanade Aguas e Energia SA.......    24,000         92,801
    Energisa SA.......................................   124,700        163,440
    Eucatex SA Industria e Comercio SA................    98,627        433,367
    Forjas Taurus SA..................................   370,632        528,584
    Fras-Le Middle East SA Preferred Series A.........    30,300         77,601

                                     1549

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
BRAZIL -- (Continued)
   *Gol Linhas Aereas Inteligentes SA...................    293,200 $ 2,133,461
   *Industria de Bebidas Antarctica Polar SA............     23,000      30,319
   *Inepar SA Industria e Construcoes...................    292,768     244,053
    Klabin SA...........................................    743,800   5,098,486
   *Mangels Industrial SA...............................     14,600      19,869
    Marcopolo SA........................................  1,288,200   8,700,776
    Parana Banco SA.....................................     42,600     294,789
    Randon Participacoes SA.............................    903,726   5,332,453
    Saraiva SA Livreiros Editores.......................    119,973   1,554,977
    Schulz SA...........................................      9,000      36,156
   *Sharp SA Equipamentos Eletronicos................... 30,200,000         303
   *Suzano Papel e Celulose SA..........................    912,898   3,346,552
    Unipar Participacoes SA Preferred Series B..........  1,958,148     452,330
    Whirlpool SA........................................    260,616     425,341
                                                                    -----------
TOTAL BRAZIL............................................             65,745,354
                                                                    -----------
INDIA -- (0.0%)
   *JSW ISPAT Steel, Ltd................................    178,432      15,574
                                                                    -----------
MALAYSIA -- (0.0%)
   *TA Global Berhad....................................  1,041,678      76,963
                                                                    -----------
TOTAL PREFERRED STOCKS..................................             65,837,891
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Equatorial Energia SA Rights 02/19/13...............     34,659      14,794
   *Viver Incorporadora e Construtora SA Receipts.......    117,949      49,754
                                                                    -----------
TOTAL BRAZIL............................................                 64,548
                                                                    -----------
CHILE -- (0.0%)
   *Corpbanca SA Rights 02/14/13........................ 10,205,617      11,065
                                                                    -----------
HONG KONG -- (0.0%)
   *Hong Kong Resources Holdings Co., Ltd. Warrants
     01/31/18...........................................      3,600          --
                                                                    -----------
INDIA -- (0.0%)
   *Bajaj Finance, Ltd. Rights 02/21/2013...............      8,550      30,735
                                                                    -----------
MALAYSIA -- (0.0%)
   *Eng Kah Corp. Berhad Warrants 09/25/17..............      1,990         423
   *Malayan Flour Mills Berhad Warrants 05/09/17........        850          59
   *Notion VTEC Berhad Warrants 05/02/17................     10,316         589
   *WCT Berhad Warrants 12/11/17........................    154,860      13,707
                                                                    -----------
TOTAL MALAYSIA..........................................                 14,778
                                                                    -----------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights.........................  2,699,832      12,926
                                                                    -----------
TAIWAN -- (0.0%)
   *Bin Chuan Enterprise Co., Ltd. Rights 03/05/13......      9,778       1,540
   *Wah Hong Industrial Corp. Rights 03/06/13...........     34,022       5,416
                                                                    -----------
TOTAL TAIWAN............................................                  6,956
                                                                    -----------
THAILAND -- (0.0%)
   *G J Steel PCL (Foreign) Warrants 12/12/17...........  7,145,580          --
                                                                    -----------
TOTAL RIGHTS/WARRANTS...................................                141,008
                                                                    -----------

                                     1550

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)        VALUE+
                                                     ----------- --------------
SECURITIES LENDING COLLATERAL -- (8.7%)
(S) @DFA Short Term Investment Fund.................  29,904,927 $  346,000,000
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.17%, 02/01/13 (Collateralized by FNMA
     3.500%, 11/01/42, valued at $609,020) to be
     repurchased at $597,081........................ $       597        597,078
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                346,597,078
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,380,006,962)^^...........................             $3,989,335,916
                                                                 ==============

                                     1551

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Argentina................           --             --   --                --
   Brazil................... $359,339,144 $    1,309,896   --    $  360,649,040
   Chile....................   52,911,899      1,638,908   --        54,550,807
   China....................       23,078    557,813,572   --       557,836,650
   Colombia.................      339,004        555,845   --           894,849
   Hong Kong................           --        325,705   --           325,705
   Hungary..................           --      2,135,664   --         2,135,664
   India....................      806,702    337,800,776   --       338,607,478
   Indonesia................           --    167,338,833   --       167,338,833
   Israel...................           --        328,071   --           328,071
   Malaysia.................           --    169,255,490   --       169,255,490
   Mexico...................  133,962,643        379,660   --       134,342,303
   Philippines..............           --     68,542,354   --        68,542,354
   Poland...................           --     64,389,713   --        64,389,713
   South Africa.............           --    281,990,530   --       281,990,530
   South Korea..............           --    533,527,855   --       533,527,855
   Taiwan...................           --    549,066,911   --       549,066,911
   Thailand.................  170,009,966      1,531,805   --       171,541,771
   Turkey...................           --    121,435,915   --       121,435,915
Preferred Stocks
   Brazil...................   65,714,732         30,622   --        65,745,354
   India....................           --         15,574   --            15,574
   Malaysia.................           --         76,963   --            76,963
Rights/Warrants
   Brazil...................           --         64,548   --            64,548
   Chile....................           --         11,065   --            11,065
   Hong Kong................           --             --   --                --
   India....................           --         30,735   --            30,735
   Malaysia.................           --         14,778   --            14,778
   Poland...................           --         12,926   --            12,926
   Taiwan...................           --          6,956   --             6,956
   Thailand.................           --             --   --                --
Securities Lending
  Collateral................           --    346,597,078   --       346,597,078
                             ------------ --------------   --    --------------
TOTAL....................... $783,107,168 $3,206,228,748   --    $3,989,335,916
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1552

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                          SHARES      VALUE+
                                                         --------- ------------
COMMON STOCKS -- (98.1%)
Consumer Discretionary -- (18.4%)
   *1-800-FLOWERS.COM, Inc. Class A.....................    44,330 $    178,207
    A.H. Belo Corp. Class A.............................     2,936       15,502
  #*ALCO Stores, Inc....................................       700        5,705
    American Greetings Corp. Class A....................    62,335      997,360
   *Arctic Cat, Inc.....................................     3,436      124,177
   *Ascent Capital Group, Inc. Class A..................     8,564      545,612
   #Autoliv, Inc........................................     9,404      618,783
   *Ballantyne Strong, Inc..............................     9,030       32,327
  #*Barnes & Noble, Inc.................................    26,500      353,510
    Bassett Furniture Industries, Inc...................     2,900       40,368
    Beasley Broadcast Group, Inc. Class A...............     9,471       47,734
   *Beazer Homes USA, Inc...............................    12,516      235,551
    bebe stores, Inc....................................     1,600        6,688
    Belo Corp. Class A..................................    58,727      497,418
    Best Buy Co., Inc...................................   197,800    3,216,228
    Big 5 Sporting Goods Corp...........................     8,501      117,909
   *Biglari Holdings, Inc...............................     1,627      600,168
   *Bluegreen Corp......................................    13,073      125,501
    Bob Evans Farms, Inc................................    52,387    2,319,172
   #Bon-Ton Stores, Inc. (The)..........................     2,986       37,474
  #*Books-A-Million, Inc................................    14,887       36,473
    Brown Shoe Co., Inc.................................    74,697    1,287,776
   *Build-A-Bear Workshop, Inc..........................    25,874      106,083
   *Cabela's, Inc.......................................    53,051    2,738,493
   *Cache, Inc..........................................    19,581       48,365
    Callaway Golf Co....................................   128,624      843,773
   *Cambium Learning Group, Inc.........................    37,733       47,544
    Canterbury Park Holding Corp........................     2,755       29,589
    Carnival Corp.......................................   489,649   18,959,209
    Carriage Services, Inc..............................    20,916      292,406
   *Casual Male Retail Group, Inc.......................    12,931       59,353
   *Cavco Industries, Inc...............................     7,600      394,136
    CBS Corp. Class A...................................    28,263    1,177,719
    CBS Corp. Class B...................................   276,866   11,550,850
   *Christopher & Banks Corp............................    58,754      364,275
    Churchill Downs, Inc................................     7,682      496,718
   *Coast Distribution System, Inc. (The)...............       547        1,149
   #Columbia Sportswear Co..............................     4,317      220,556
    Comcast Corp. Class A............................... 3,570,978  135,982,842
    Comcast Corp. Special Class A....................... 1,225,931   45,028,446
  #*Conn's, Inc.........................................    25,450      723,798
    Core-Mark Holding Co., Inc..........................    24,059    1,206,078
   *Corinthian Colleges, Inc............................    13,390       32,939
    CSS Industries, Inc.................................    13,050      296,365
    Culp, Inc...........................................    10,036      175,630
   *Cybex International, Inc............................    29,063       73,239
    D.R. Horton, Inc....................................   208,125    4,924,237
   *dELiA*s, Inc........................................    22,143       22,807
   *Delta Apparel, Inc..................................     7,532      108,837
    Destination Maternity Corp..........................       200        4,554
    Dillard's, Inc. Class A.............................   120,300   10,154,523
   *Discovery Communications, Inc. Class B..............     3,762      261,271
   *Dixie Group, Inc. (The).............................    11,800       49,914
   *Dorman Products, Inc................................    20,712      717,257
    Dover Downs Gaming & Entertainment, Inc.............     5,935       13,235
    Dover Motorsports, Inc..............................    15,098       25,969
  #*DreamWorks Animation SKG, Inc. Class A..............    46,429      808,329
   *E.W. Scripps Co. Class A (The)......................    41,061      451,260

                                     1553

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Consumer Discretionary -- (Continued)
  #*Education Management Corp..............................  13,202 $    57,165
    Educational Development Corp...........................   1,679       6,632
    Escalade, Inc..........................................     277       1,521
   *Federal-Mogul Corp.....................................  38,585     360,384
    Fisher Communications, Inc.............................   8,375     297,145
   *Flanigan's Enterprises, Inc............................     865       6,708
    Flexsteel Industries, Inc..............................   2,068      48,515
    Foot Locker, Inc.......................................  15,700     539,295
    Fred's, Inc. Class A...................................  45,030     595,297
    Frisch's Restaurants, Inc..............................     600      10,962
   *Full House Resorts, Inc................................   2,574       8,288
   *Gaiam, Inc. Class A....................................   5,988      19,581
   #GameStop Corp. Class A................................. 104,752   2,430,246
    Gaming Partners International Corp.....................     500       3,800
    Gannett Co., Inc....................................... 119,639   2,348,514
   *General Motors Co...................................... 674,707  18,952,520
   *Genesco, Inc...........................................   6,456     402,402
   *G-III Apparel Group, Ltd...............................   5,619     201,666
   *Gray Television, Inc...................................  17,380      65,001
   #Group 1 Automotive, Inc................................  57,936   3,924,585
   *Hallwood Group, Inc. (The).............................     296       2,742
    Hastings Entertainment, Inc............................     300         651
    Haverty Furniture Cos., Inc............................  33,479     602,622
   *Helen of Troy, Ltd.....................................  64,389   2,330,882
  #*hhgregg, Inc...........................................  36,388     308,570
   *Hollywood Media Corp...................................  19,037      24,938
    Hooker Furniture Corp..................................  14,814     223,691
   *Hyatt Hotels Corp. Class A.............................  12,101     484,887
  #*Iconix Brand Group, Inc................................  95,618   2,299,613
    International Speedway Corp. Class A...................  24,844     680,974
   *Isle of Capri Casinos, Inc.............................  15,434     108,501
   #J.C. Penney Co., Inc................................... 206,990   4,208,107
    JAKKS Pacific, Inc.....................................  13,103     171,125
   *Jarden Corp............................................ 108,050   6,357,662
   *Johnson Outdoors, Inc. Class A.........................  15,588     334,830
    Jones Group, Inc. (The)................................ 103,143   1,237,716
   *Journal Communications, Inc. Class A...................  77,674     425,654
    KB Home................................................  30,800     587,356
   *Kid Brands, Inc........................................   9,776      16,130
   *K-Swiss, Inc. Class A..................................     439       2,068
   *Lakeland Industries, Inc...............................  11,757      57,727
    La-Z-Boy, Inc..........................................  56,332     881,032
   *Lee Enterprises, Inc...................................  38,128      48,423
   #Lennar Corp. Class A................................... 224,100   9,309,114
    Lennar Corp. Class B Voting............................   7,868     260,273
   *Liberty Interactive Corp. Class A...................... 882,463  18,761,163
   *Liberty Interactive Corp. Class B......................  35,706     783,390
   *Liberty Media Corp. (531229102)........................  96,382  10,747,588
   *Liberty Media Corp. (531229201)........................   7,622     856,408
   *Liberty Ventures Series A..............................  38,401   2,865,867
   *Liberty Ventures Series B..............................   1,785     133,339
    Lifetime Brands, Inc...................................  16,431     174,826
   *Lithia Motors, Inc. Class A............................  34,933   1,511,551
   *Live Nation Entertainment, Inc......................... 145,347   1,491,260
   *Lowe's Cos., Inc....................................... 139,546   5,329,262
   *Luby's, Inc............................................  44,415     302,910
   *M/I Homes, Inc.........................................  37,930   1,033,213
    Mac-Gray Corp..........................................  13,104     158,165
   *Madison Square Garden Co. Class A (The)................  29,558   1,537,607
   *Maidenform Brands, Inc.................................   1,056      20,497
    Marcus Corp............................................  18,899     251,357

                                     1554

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
   *MarineMax, Inc.......................................    24,468 $   285,786
   *Marriott Vacations Worldwide Corp....................       662      29,380
   *Martha Stewart Living Omnimedia Class A..............       980       2,852
  #*McClatchy Co. Class A (The)..........................    51,312     149,831
    MDC Holdings, Inc....................................    18,400     723,488
  #*Media General, Inc. Class A..........................    25,196     107,335
    Men's Wearhouse, Inc. (The)..........................    52,860   1,604,301
   #Meredith Corp........................................    32,676   1,184,832
   *Meritage Homes Corp..................................    28,156   1,245,621
   *MGM Resorts International............................   251,100   3,206,547
   *Modine Manufacturing Co..............................     2,900      24,592
   *Mohawk Industries, Inc...............................    98,740  10,037,908
   *Monarch Casino & Resort, Inc.........................     1,103      11,427
  #*Motorcar Parts of America, Inc.......................    11,374      75,865
   *Movado Group, Inc....................................    36,900   1,349,064
   *MTR Gaming Group, Inc................................    24,536      98,144
   *Multimedia Games Holding Co., Inc....................    26,639     451,265
    NACCO Industries, Inc. Class A.......................     6,123     398,975
   *Navarre Corp.........................................       336         729
   *New York & Co., Inc..................................     6,926      27,081
    News Corp. Class A................................... 1,631,529  45,258,614
    News Corp. Class B...................................   621,962  17,564,207
   *Office Depot, Inc....................................       900       3,897
    OfficeMax, Inc.......................................    32,198     347,094
  #*Orchard Supply Hardware Stores Corp. Class A.........     4,649      33,147
   *Orient-Express Hotels, Ltd. Class A..................    75,198     873,801
    Outdoor Channel Holdings, Inc........................    35,808     276,438
   *Pacific Sunwear of California, Inc...................    43,900      86,922
  #*Penn National Gaming, Inc............................    63,446   3,087,282
    Penske Automotive Group, Inc.........................    43,845   1,443,377
    Pep Boys - Manny, Moe & Jack (The)...................    75,998     845,858
   *Perfumania Holdings, Inc.............................       537       3,405
    Perry Ellis International, Inc.......................    23,892     461,116
   *Pinnacle Entertainment, Inc..........................    71,930   1,118,511
   *PulteGroup, Inc......................................   143,221   2,970,404
    PVH Corp.............................................    31,964   3,799,561
   *Quiksilver, Inc......................................    74,010     484,025
   *Radio One, Inc. Class D..............................    13,955      18,979
   #RadioShack Corp......................................    90,200     296,758
   *Red Lion Hotels Corp.................................     1,642      12,266
   *Red Robin Gourmet Burgers, Inc.......................    31,175   1,152,540
    Regis Corp...........................................    65,192   1,157,158
   #Rent-A-Center, Inc...................................    76,435   2,727,201
   *Rick's Cabaret International, Inc....................    12,026     101,259
   *Rocky Brands, Inc....................................     8,729     123,253
    Royal Caribbean Cruises, Ltd.........................   322,500  11,674,500
   *Ruby Tuesday, Inc....................................    74,723     562,664
    Saga Communications, Inc. Class A....................     8,693     408,587
   *Saks, Inc............................................    95,502   1,032,377
    Salem Communications Corp. Class A...................    10,922      63,675
    Scholastic Corp......................................    30,900     916,494
   *Scientific Games Corp. Class A.......................    41,635     370,135
   #Sears Canada, Inc....................................    26,121     248,149
  #*Sears Holdings Corp..................................   112,601   5,286,617
    Service Corp. International..........................   274,069   4,091,850
    Shiloh Industries, Inc...............................    24,793     269,004
    Shoe Carnival, Inc...................................    33,450     684,721
   *Skechers U.S.A., Inc. Class A........................    49,610     942,590
    Spartan Motors, Inc..................................    16,820      95,369
    Speedway Motorsports, Inc............................    52,187     853,779
   *Sport Chalet, Inc. Class A...........................       875       1,522

                                     1555

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   *Sport Chalet, Inc. Class B..........................       299 $        555
    Stage Stores, Inc...................................    60,550    1,383,568
    Standard Motor Products, Inc........................    37,342      866,708
   *Stanley Furniture Co., Inc..........................    15,798       73,461
    Staples, Inc........................................   497,525    6,706,637
   *Starz - Liberty Capital (85571Q102).................    96,382    1,536,334
   *Starz - Liberty Capital (85571Q201).................     7,622      123,248
    Stein Mart, Inc.....................................    22,915      193,403
   *Steiner Leisure, Ltd................................     1,200       54,060
   *Steinway Musical Instruments, Inc...................    13,080      290,899
    Stewart Enterprises, Inc. Class A...................    85,569      705,944
    Strattec Security Corp..............................     5,224      140,526
    Superior Industries International, Inc..............    38,753      785,523
    Superior Uniform Group, Inc.........................     8,978      101,721
    Systemax, Inc.......................................    11,750      115,032
   *Tandy Brands Accessories, Inc.......................     7,478       11,666
    Tandy Leather Factory, Inc..........................       500        2,885
    Time Warner Cable, Inc..............................   693,942   61,996,778
    Time Warner, Inc.................................... 1,534,860   77,541,127
   *Toll Brothers, Inc..................................   203,299    7,613,548
    Trans World Entertainment Corp......................     5,781       19,713
   *Tuesday Morning Corp................................    60,500      508,200
   *Unifi, Inc..........................................    43,422      586,197
   *Vail Resorts, Inc...................................    11,600      613,060
   *VOXX International Corp.............................    24,255      234,303
    Walt Disney Co. (The)...............................    26,220    1,412,734
    Washington Post Co. Class B (The)...................     5,780    2,229,230
    Wendy's Co. (The)...................................   242,704    1,247,499
   *West Marine, Inc....................................    26,468      317,087
   *Wet Seal, Inc. Class A (The)........................    13,619       38,133
    Whirlpool Corp......................................    30,049    3,467,054
   *WMS Industries, Inc.................................    41,662    1,031,134
    Wyndham Worldwide Corp..............................   144,114    8,040,120
   *Zale Corp...........................................    11,652       57,328
                                                                   ------------
Total Consumer Discretionary............................            669,844,853
                                                                   ------------
Consumer Staples -- (7.5%)
    Alico, Inc..........................................       960       41,827
   *Alliance One International, Inc.....................    27,276       98,739
    Andersons, Inc. (The)...............................    15,774      743,744
    Archer-Daniels-Midland Co...........................   813,476   23,208,470
    B&G Foods, Inc......................................     1,550       49,135
    Beam, Inc...........................................   131,553    8,069,461
   *Boulder Brands, Inc.................................    76,099    1,022,010
    Bunge, Ltd..........................................   121,368    9,668,175
    CCA Industries, Inc.................................     8,323       39,118
   *Central Garden & Pet Co.............................    26,784      257,126
   *Central Garden & Pet Co. Class A....................    60,153      578,672
   *Chiquita Brands International, Inc..................    63,990      470,326
   *Constellation Brands, Inc. Class A..................   249,042    8,058,999
   *Constellation Brands, Inc. Class B..................    12,715      414,255
   *Craft Brew Alliance, Inc............................     9,754       65,059
    CVS Caremark Corp................................... 1,510,745   77,350,144
   *Dole Food Co., Inc..................................    19,567      217,976
   *Farmer Brothers Co..................................     8,295      111,485
    Fresh Del Monte Produce, Inc........................    39,437    1,039,165
    Griffin Land & Nurseries, Inc.......................     1,500       45,150
  #*Hain Celestial Group, Inc. (The)....................    43,646    2,487,386
    Ingles Markets, Inc. Class A........................    11,437      219,476
    Ingredion, Inc......................................    62,117    4,104,070
    J.M. Smucker Co. (The)..............................   108,204    9,590,121

                                     1556

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    John B. Sanfilippo & Son, Inc.......................     9,100 $    167,713
    Kraft Foods Group, Inc..............................   639,278   29,547,429
   *Mannatech, Inc......................................       717        4,338
    MGP Ingredients, Inc................................     4,788       17,859
    Molson Coors Brewing Co. Class A....................     1,908       86,614
    Molson Coors Brewing Co. Class B....................   190,750    8,618,085
    Mondelez International, Inc. Class A................ 2,081,099   57,833,741
    Nash Finch Co.......................................     1,082       22,473
    Nutraceutical International Corp....................    14,615      256,932
    Oil-Dri Corp. of America............................     5,047      140,054
   *Omega Protein Corp..................................    25,852      178,637
   *Pantry, Inc. (The)..................................    24,658      308,225
   *Post Holdings, Inc..................................    50,201    1,907,136
   *Prestige Brands Holdings, Inc.......................   111,489    2,391,439
   #Safeway, Inc........................................   157,807    3,037,785
  #*Sanderson Farms, Inc................................    16,100      812,728
   *Seneca Foods Corp. Class A..........................     6,301      189,093
   *Seneca Foods Corp. Class B..........................       300        9,033
   *Smithfield Foods, Inc...............................   185,173    4,316,383
    Snyders-Lance, Inc..................................    20,435      519,662
    Spartan Stores, Inc.................................    32,983      535,644
   *Spectrum Brands Holdings, Inc.......................    46,130    2,336,023
   *Susser Holdings Corp................................    12,360      517,390
   *TreeHouse Foods, Inc................................    16,925      895,840
    Tyson Foods, Inc. Class A...........................   405,030    8,959,264
    Universal Corp......................................    22,290    1,212,130
    Weis Markets, Inc...................................    11,602      467,097
                                                                   ------------
Total Consumer Staples..................................            273,238,836
                                                                   ------------
Energy -- (16.7%)
    Adams Resources & Energy, Inc.......................     6,004      214,283
    Alon USA Energy, Inc................................    33,484      656,956
    Anadarko Petroleum Corp.............................   845,068   67,622,341
    Apache Corp.........................................   292,215   24,475,928
   *Approach Resources, Inc.............................     6,883      183,019
   *Arch Coal, Inc......................................    60,743      432,490
   *Atwood Oceanics, Inc................................     4,600      242,742
    Baker Hughes, Inc...................................     3,891      174,006
   *Barnwell Industries, Inc............................     8,038       27,731
   *Bill Barrett Corp...................................    51,500      822,455
    Bolt Technology Corp................................     9,574      142,653
    Bristow Group, Inc..................................    42,400    2,415,952
   *C&J Energy Services, Inc............................    37,416      857,201
    Cabot Oil & Gas Corp................................       284       14,990
   #Chesapeake Energy Corp..............................   624,655   12,605,538
    Chevron Corp........................................   613,078   70,595,932
   *Cloud Peak Energy, Inc..............................    33,115      579,844
   *Comstock Resources, Inc.............................    32,421      473,022
    ConocoPhillips...................................... 1,766,829  102,476,082
   *Crimson Exploration, Inc............................    12,841       39,293
   *Dawson Geophysical Co...............................    17,055      455,710
    Delek US Holdings, Inc..............................    52,256    1,775,136
   *Denbury Resources, Inc..............................   289,460    5,392,640
    Devon Energy Corp...................................    42,463    2,428,459
    DHT Holdings, Inc...................................     1,819        8,295
   *Double Eagle Petroleum Co...........................     5,729       29,103
    EOG Resources, Inc..................................     6,045      755,504
   *EPL Oil & Gas, Inc..................................    27,489      672,381
   #EXCO Resources, Inc.................................     8,340       53,459
   *Exterran Holdings, Inc..............................    79,513    1,847,882
   *Forest Oil Corp.....................................    24,286      169,031

                                     1557

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Energy -- (Continued)
   *Green Plains Renewable Energy, Inc....................   5,146 $     40,190
    Gulf Island Fabrication, Inc..........................  15,018      348,718
    Gulfmark Offshore, Inc. Class A.......................  35,505    1,234,154
   *Harvest Natural Resources, Inc........................  38,663      358,793
   *Helix Energy Solutions Group, Inc..................... 103,010    2,443,397
    Helmerich & Payne, Inc................................  95,808    6,164,287
   *Hercules Offshore, Inc................................ 107,413      706,778
    Hess Corp............................................. 378,130   25,395,211
   *HKN, Inc..............................................     564       47,094
    HollyFrontier Corp....................................   7,105      371,023
   *Hornbeck Offshore Services, Inc.......................  29,719    1,093,956
   *Key Energy Services, Inc..............................  49,745      404,427
   *Magnum Hunter Resources Corp..........................  79,866      322,659
    Marathon Oil Corp..................................... 903,937   30,381,323
    Marathon Petroleum Corp............................... 451,968   33,540,545
   *Matrix Service Co.....................................  15,423      220,240
   *McDermott International, Inc..........................  63,698      775,205
    Murphy Oil Corp....................................... 189,426   11,274,636
   *Nabors Industries, Ltd................................ 272,782    4,547,276
    National Oilwell Varco, Inc........................... 250,948   18,605,285
   *Natural Gas Services Group, Inc.......................  14,526      264,228
   *Newpark Resources, Inc................................  97,395      839,545
    Noble Corp............................................  74,243    3,006,841
    Noble Energy, Inc.....................................  66,897    7,210,828
   *Northern Oil & Gas, Inc...............................  41,972      694,217
    Occidental Petroleum Corp.............................  29,242    2,581,191
 o#*Overseas Shipholding Group, Inc.......................   2,355        2,355
   *Parker Drilling Co.................................... 117,663      661,266
    Patterson-UTI Energy, Inc............................. 152,325    3,098,290
  #*PDC Energy, Inc.......................................  24,103      892,534
   *PHI, Inc. Non-Voting..................................  21,843      722,785
   *PHI, Inc. Voting......................................   1,099       36,970
    Phillips 66........................................... 883,414   53,508,386
   *Pioneer Energy Services Corp..........................  99,821      756,643
    Pioneer Natural Resources Co..........................  88,400   10,390,536
   *Plains Exploration & Production Co.................... 162,430    7,756,032
    QEP Resources, Inc....................................  33,043      969,812
   *REX American Resources Corp...........................   4,050       88,452
   *Rex Energy Corp.......................................  35,100      460,863
   *Rowan Cos. P.L.C. Class A............................. 121,858    4,201,664
    SEACOR Holdings, Inc..................................  36,653    3,334,323
   *SemGroup Corp. Class A................................   4,727      204,017
    Ship Finance International, Ltd.......................  40,467      682,274
   *Superior Energy Services, Inc.........................  29,811      744,381
   *Swift Energy Co.......................................  57,500      866,525
    Teekay Corp...........................................  37,720    1,326,990
    Tesoro Corp........................................... 168,807    8,219,213
    TGC Industries, Inc...................................   1,702       15,488
    Tidewater, Inc........................................  49,127    2,415,575
    Transocean, Ltd....................................... 274,265   15,553,568
   *Triangle Petroleum Corp...............................   7,779       48,930
   *Unit Corp.............................................  57,000    2,743,410
   *USEC, Inc............................................. 152,791       86,556
    Valero Energy Corp.................................... 658,099   28,778,669
   *Weatherford International, Ltd........................ 282,083    3,765,808
    Western Refining, Inc.................................  68,485    2,303,151
   *Whiting Petroleum Corp................................  16,007      761,613
   *Willbros Group, Inc...................................   2,600       17,004
                                                                   ------------
Total Energy..............................................          606,926,188
                                                                   ------------

                                     1558

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (16.9%)
    1st Source Corp......................................    41,187 $   930,826
    1st United Bancorp, Inc..............................       863       5,540
    ACE, Ltd.............................................    46,348   3,954,875
   *Alexander & Baldwin, Inc.............................    66,838   2,245,757
   *Allegheny Corp.......................................     2,626     946,909
    Allied World Assurance Co. Holdings AG...............     8,435     715,541
    Allstate Corp. (The).................................   157,339   6,907,182
    Alterra Capital Holdings, Ltd........................    26,764     815,499
   *American Capital, Ltd................................   422,803   5,648,648
    American Equity Investment Life Holding Co...........    88,700   1,195,676
    American Financial Group, Inc........................   173,596   7,388,246
   *American Independence Corp...........................       866       4,165
   *American International Group, Inc....................    45,710   1,729,209
    American National Insurance Co.......................    37,287   2,878,929
   *American Safety Insurance Holdings, Ltd..............    11,249     224,755
   *Ameris BanCorp.......................................    12,022     159,412
   *AmeriServ Financial, Inc.............................    33,075      98,563
    Argo Group International Holdings, Ltd...............    38,796   1,400,148
    Aspen Insurance Holdings, Ltd........................   102,623   3,500,471
   *Asset Acceptance Capital Corp........................     5,800      31,146
    Associated Banc-Corp.................................    31,434     448,563
    Assurant, Inc........................................    65,820   2,516,957
    Assured Guaranty, Ltd................................   122,989   2,229,791
    Asta Funding, Inc....................................     7,327      69,387
    Astoria Financial Corp...............................    12,038     117,250
   *Atlantic Coast Financial Corp........................       379       1,323
  #*Atlanticus Holdings Corp.............................    19,218      61,690
   *AV Homes, Inc........................................    15,767     234,771
    Axis Capital Holdings, Ltd...........................       800      30,616
    Baldwin & Lyons, Inc. Class A........................       300       7,635
    Baldwin & Lyons, Inc. Class B........................     6,556     161,933
   *Bancorp, Inc. (The)..................................       459       5,407
   *BancTrust Financial Group, Inc.......................    33,553      95,626
    Bank Mutual Corp.....................................    51,232     262,820
    Bank of America Corp................................. 6,406,476  72,521,308
    Bank of New York Mellon Corp. (The)..................   442,815  12,026,855
    BankFinancial Corp...................................    39,867     300,996
    Banner Corp..........................................     7,943     239,879
    BCB Bancorp, Inc.....................................     1,059      10,082
    Berkshire Hills Bancorp, Inc.........................    25,980     628,716
   *BofI Holding, Inc....................................     8,208     262,328
   *Capital Bank Financial Corp. Class A.................       233       3,604
  #*Capital City Bank Group, Inc.........................    16,844     188,653
    Capital One Financial Corp...........................   333,920  18,806,374
    Capital Southwest Corp...............................     6,907     744,920
    Cathay General BanCorp...............................    17,730     344,139
    Centerstate Banks, Inc...............................       747       6,611
    Century Bancorp, Inc. Class A........................       495      16,498
    CFS Bancorp, Inc.....................................    14,148     105,120
   *Chicopee Bancorp, Inc................................     1,000      16,030
   *CIT Group, Inc.......................................    39,411   1,669,056
    Citigroup, Inc....................................... 2,115,722  89,198,840
   *Citizens Community Bancorp, Inc......................    10,355      65,547
    CME Group, Inc.......................................   414,385  23,968,028
    CNA Financial Corp...................................   277,671   8,649,452
    CNO Financial Group, Inc.............................   301,264   3,093,981
    Codorus Valley Bancorp, Inc..........................       121       1,902
   *Community West Bancshares............................       400       1,700
   *Cowen Group, Inc. Class A............................     4,282      11,390
    Donegal Group, Inc. Class A..........................    27,472     361,257
    Donegal Group, Inc. Class B..........................       300       5,658

                                     1559

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES    VALUE+
                                                           ------- -----------
Financials -- (Continued)
   *E*Trade Financial Corp................................  89,699 $   951,706
    Eastern Insurance Holdings, Inc.......................  23,026     422,757
   *Eastern Virginia Bankshares, Inc......................     260       1,591
    EMC Insurance Group, Inc..............................  18,341     457,791
    Endurance Specialty Holdings, Ltd.....................  76,288   3,274,281
    Enterprise Financial Services Corp....................   3,235      43,381
    ESB Financial Corp....................................     360       5,018
    ESSA Bancorp, Inc.....................................   8,217      90,469
    Evans Bancorp, Inc....................................   1,681      28,711
    Everest Re Group, Ltd.................................  34,913   4,043,275
   *Farmers Capital Bank Corp.............................     302       4,569
    FBL Financial Group, Inc. Class A.....................  24,660     861,374
    Federal Agricultural Mortgage Corp. Class A...........     177       4,587
    Federal Agricultural Mortgage Corp. Class C...........   9,200     315,652
    Federated National Holding Co.........................  13,665      78,027
    Fidelity National Financial, Inc. Class A.............  46,321   1,162,657
   *Fidelity Southern Corp................................   7,053      78,921
   *First Acceptance Corp.................................  39,006      48,367
    First American Financial Corp.........................  61,982   1,480,750
    First BanCorp.........................................  16,138     204,953
   *First Bancshares, Inc.................................     400       2,950
    First Business Financial Services, Inc................     482      11,645
   *First California Financial Group, Inc.................   3,631      29,121
    First Citizens BancShares, Inc. Class A...............   8,627   1,504,204
    First Commonwealth Financial Corp.....................  10,800      76,356
    First Community Bancshares, Inc.......................     183       2,919
    First Defiance Financial Corp.........................  10,880     222,822
   *First Federal of Northern Michigan Bancorp, Inc.......     900       4,320
    First Financial Holdings, Inc.........................  18,933     286,835
   *First Financial Northwest, Inc........................  25,371     205,759
   *First Financial Service Corp..........................     130         359
    First Merchants Corp..................................  38,531     579,892
    First Midwest Bancorp, Inc............................   7,168      90,819
    First Pactrust Bancorp, Inc...........................     810       9,526
   *First South Bancorp, Inc..............................   1,978      11,947
   *FirstCity Financial Corp..............................   5,872      57,780
    Fox Chase Bancorp, Inc................................     351       6,041
   *Genworth Financial, Inc. Class A......................  34,964     320,620
    German American Bancorp, Inc..........................   7,459     166,559
   *Gleacher & Co., Inc...................................   9,000       6,930
   *Global Indemnity P.L.C................................   7,370     155,581
    Goldman Sachs Group, Inc. (The)....................... 143,685  21,245,264
    Great Southern Bancorp, Inc...........................   1,616      40,174
   *Guaranty BanCorp......................................  79,339     165,025
   *Guaranty Federal Bancshares, Inc......................   1,684      16,082
   *Hallmark Financial Services, Inc......................  25,666     229,711
    Hampden Bancorp, Inc..................................   5,886      97,531
    Hanover Insurance Group, Inc. (The)...................  88,829   3,691,733
    Hartford Financial Services Group, Inc................ 366,250   9,083,000
    HCC Insurance Holdings, Inc...........................  17,700     684,636
    Heartland Financial USA, Inc..........................     465      11,016
   *Heritage Commerce Corp................................  14,483      94,284
    HF Financial Corp.....................................     400       5,116
   *Hilltop Holdings, Inc.................................  26,171     343,887
    Hingham Institution for Savings.......................     500      34,725
   *HMN Financial, Inc....................................   3,456      20,598
   *Home Bancorp, Inc.....................................     719      13,726
    Home Federal Bancorp, Inc.............................   9,420     121,141
    HopFed Bancorp, Inc...................................   6,781      62,995
    Horace Mann Educators Corp............................  58,206   1,265,398
    Hudson City Bancorp, Inc..............................  28,191     241,033

                                     1560

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
   *ICG Group, Inc.......................................     1,184 $    14,208
   *Imperial Holdings, Inc...............................     2,882      12,104
    Independence Holding Co..............................    24,172     239,061
    Infinity Property & Casualty Corp....................    15,800     939,626
   *Intervest Bancshares Corp. Class A...................     2,078       9,559
   *Investment Technology Group, Inc.....................    23,677     239,611
    Investors Title Co...................................     1,169      77,692
   #Janus Capital Group, Inc.............................    24,840     231,012
    JPMorgan Chase & Co..................................   777,031  36,559,309
    Kemper Corp..........................................    76,602   2,551,613
    Kentucky First Federal BanCorp.......................     2,800      22,456
    KeyCorp..............................................   526,210   4,946,374
    Lakeland Bancorp, Inc................................     4,701      45,835
    Landmark Bancorp, Inc................................     1,875      37,219
    Legg Mason, Inc......................................   128,883   3,563,615
    Lincoln National Corp................................   378,093  10,957,135
    LNB Bancorp, Inc.....................................    13,395      98,453
    Loews Corp...........................................   243,798  10,573,519
   *Louisiana Bancorp, Inc...............................     5,606      96,760
   *Macatawa Bank Corp...................................    18,892      87,848
  #*Magyar Bancorp, Inc..................................       500       2,435
    MainSource Financial Group, Inc......................    45,000     621,000
    Marlin Business Services Corp........................    14,241     313,302
    MB Financial, Inc....................................    19,678     440,197
  #*MBIA, Inc............................................    82,267     708,319
  #*MBT Financial Corp...................................    23,185      83,234
    MCG Capital Corp.....................................    11,930      54,997
    Meadowbrook Insurance Group, Inc.....................    38,553     241,727
    Medallion Financial Corp.............................     9,550     122,144
    Mercantile Bank Corp.................................     4,422      72,963
    Meta Financial Group, Inc............................     1,083      25,180
    MetLife, Inc......................................... 1,126,173  42,051,300
   *Metro Bancorp, Inc...................................    26,598     417,855
   *MetroCorp. Bancshares, Inc...........................     2,250      22,680
   *MGIC Investment Corp.................................    72,733     202,198
    MicroFinancial, Inc..................................     5,900      44,309
    MidWestOne Financial Group, Inc......................       346       8,269
    Montpelier Re Holdings, Ltd..........................    38,746     944,627
    Morgan Stanley....................................... 1,476,248  33,732,267
    MutualFirst Financial, Inc...........................     2,300      29,900
    NASDAQ OMX Group, Inc. (The).........................    42,129   1,193,093
    National Western Life Insurance Co. Class A..........       900     147,060
   *Navigators Group, Inc. (The).........................     2,860     155,098
   *New Century Bancorp, Inc.............................       600       3,726
    New Hampshire Thrift Bancshares, Inc.................     3,667      47,194
   *NewBridge BanCorp....................................    11,413      73,271
   *Newport Bancorp, Inc.................................       700      11,088
   *NewStar Financial, Inc...............................    41,166     587,027
   *North Valley BanCorp.................................       907      15,029
    Northeast Community Bancorp, Inc.....................    18,190     100,773
    Northrim Bancorp, Inc................................     5,734     124,887
    NYSE Euronext........................................     8,639     298,650
    Old Republic International Corp......................   357,183   4,071,886
  #*Old Second Bancorp, Inc..............................     4,874      10,625
    Oppenheimer Holdings, Inc. Class A...................     2,297      39,072
    Oriental Financial Group, Inc........................    30,191     433,845
   *Pacific Mercantile BanCorp...........................    16,236      94,169
   *Park Sterling Corp...................................     3,253      18,477
    PartnerRe, Ltd.......................................    52,224   4,579,523
    Peoples BanCorp. of North Carolina...................       250       2,562
    Peoples Bancorp, Inc.................................    17,608     382,094

                                     1561

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    People's United Financial, Inc.......................    68,700 $   845,697
  #*PHH Corp.............................................    92,304   2,019,612
   *Phoenix Cos, Inc. (The)..............................     2,631      71,511
   *Pinnacle Financial Partners, Inc.....................    23,924     513,648
   *Piper Jaffray Cos....................................       312      12,084
    Platinum Underwriters Holdings, Ltd..................    18,979     924,847
   *Popular, Inc.........................................    56,536   1,517,426
   *Porter Bancorp, Inc..................................     1,737       1,893
  #*Portfolio Recovery Associates, Inc...................     9,401   1,005,437
    Premier Financial Bancorp, Inc.......................     1,301      14,766
    Principal Financial Group, Inc.......................   217,722   6,751,559
    Protective Life Corp.................................    98,037   3,101,891
    Provident Financial Holdings, Inc....................       544       9,052
    Provident Financial Services, Inc....................    16,554     245,496
    Provident New York BanCorp...........................    71,474     638,263
    Prudential Financial, Inc............................   497,625  28,802,535
    Pulaski Financial Corp...............................     4,550      44,089
   #Radian Group, Inc....................................   161,945   1,041,306
    Regions Financial Corp............................... 1,302,555  10,133,878
    Reinsurance Group of America, Inc....................   169,166   9,708,437
    Renasant Corp........................................    42,102     818,884
   *Republic First Bancorp, Inc..........................     2,174       5,413
    Resource America, Inc. Class A.......................    21,051     163,145
   *Riverview Bancorp, Inc...............................    15,319      34,468
   #Ryman Hospitality Properties.........................    51,778   2,069,567
    Safety Insurance Group, Inc..........................    11,042     530,126
    Sandy Spring Bancorp, Inc............................     9,125     181,131
    SCBT Financial Corp..................................       528      22,229
    SeaBright Holdings, Inc..............................    40,890     453,470
    Selective Insurance Group, Inc.......................    45,200     927,052
    SI Financial Group, Inc..............................     5,444      63,368
    Somerset Hills BanCorp...............................     4,317      49,386
   *Southern First Bancshares, Inc.......................     1,217      11,692
   *Southwest Bancorp, Inc...............................    16,974     217,437
    State Auto Financial Corp............................    56,823     864,846
    StellarOne Corp......................................    24,952     373,032
    Stewart Information Services Corp....................    12,271     325,918
   *Stratus Properties, Inc..............................     3,069      31,887
   *Suffolk BanCorp......................................       205       2,835
   *Sun Bancorp, Inc.....................................     4,075      14,100
    SunTrust Banks, Inc..................................   491,691  13,949,274
    Susquehanna Bancshares, Inc..........................    94,247   1,076,301
    Synovus Financial Corp...............................   138,359     356,966
    Teche Holding Co.....................................       600      23,400
    TF Financial Corp....................................       630      15,489
   *Timberland Bancorp, Inc..............................     2,500      20,425
    Travelers Cos., Inc. (The)...........................    28,000   2,196,880
    Tree.com, Inc........................................     5,635      98,500
    Umpqua Holdings Corp.................................    33,032     417,524
    Unico American Corp..................................     1,900      23,579
    Union First Market Bankshares Corp...................    12,742     222,730
    United Financial Bancorp, Inc........................     6,824     102,155
    United Fire Group, Inc...............................    40,312     934,835
   *United Security Bancshares...........................       381       1,413
   *Unity Bancorp, Inc...................................     3,306      20,332
    Unum Group...........................................   517,445  12,061,643
    Validus Holdings, Ltd................................     4,399     160,168
   *Virginia Commerce Bancorp, Inc.......................    22,274     292,680
   *Waterstone Financial, Inc............................     1,300       9,724
    WesBanco, Inc........................................    31,462     729,604
    West Bancorporation, Inc.............................    13,957     154,504

                                     1562

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Westfield Financial, Inc............................    10,811 $     81,515
    White River Capital, Inc............................       300        6,465
    Wintrust Financial Corp.............................    24,224      897,984
   *WSB Holdings, Inc...................................       100          607
    XL Group P.L.C......................................   240,766    6,674,034
   *Yadkin Valley Financial Corp........................    16,710       56,146
    Zions Bancorporation................................    53,325    1,243,539
   *ZipRealty, Inc......................................    10,028       34,697
                                                                   ------------
Total Financials........................................            615,310,674
                                                                   ------------
Health Care -- (9.5%)
   *Addus HomeCare Corp.................................     2,044       16,924
    Aetna, Inc..........................................   503,313   24,274,786
   *Affymax, Inc........................................     6,200      116,622
   *Affymetrix, Inc.....................................    24,928       94,477
   *Albany Molecular Research, Inc......................    31,487      187,977
   *Alere, Inc..........................................    74,130    1,576,004
   *Allied Healthcare Products, Inc.....................     1,000        2,540
   *Alphatec Holdings, Inc..............................     5,644        9,764
   *AMN Healthcare Services, Inc........................    15,078      183,198
   *Amsurg Corp.........................................    30,743      959,489
    Analogic Corp.......................................     2,988      227,656
   *AngioDynamics, Inc..................................    46,430      566,446
   *Anika Therapeutics, Inc.............................    14,671      155,806
    Arrhythmia Research Technology, Inc.................     1,200        3,156
    Assisted Living Concepts, Inc. Class A..............    33,042      324,472
   *Astex Pharmaceuticals, Inc..........................       200          670
   *BioClinica, Inc.....................................     9,810       70,730
   *BioScrip, Inc.......................................    36,570      410,681
   *Boston Scientific Corp.............................. 1,204,199    8,995,367
   *Cambrex Corp........................................    43,567      511,912
   *Capital Senior Living Corp..........................    58,814    1,248,621
   *CardioNet, Inc......................................     5,328       11,988
   *CareFusion Corp.....................................   207,163    6,430,340
   *Celldex Therapeutics, Inc...........................     4,759       35,502
    Cigna Corp..........................................    42,954    2,505,936
    Community Health Systems, Inc.......................   105,314    4,036,686
    CONMED Corp.........................................    43,239    1,269,929
   #Cooper Cos., Inc. (The).............................    13,956    1,414,441
    Coventry Health Care, Inc...........................   141,956    6,505,843
   *Cross Country Healthcare, Inc.......................    31,468      177,794
    CryoLife, Inc.......................................    17,502      112,363
   *Cumberland Pharmaceuticals, Inc.....................    23,319       97,940
   *Cutera, Inc.........................................    23,864      262,504
   *Cynosure, Inc. Class A..............................     8,077      215,656
    Daxor Corp..........................................       545        4,246
   *Digirad Corp........................................    29,111       53,855
  o*Dynacq Healthcare, Inc..............................       909            2
   *Emergent Biosolutions, Inc..........................     5,105       81,935
   *Endo Health Solutions, Inc..........................    54,588    1,728,256
  o*Enzo Biochem, Inc...................................    47,997      138,711
   *Exactech, Inc.......................................     3,390       65,054
   *Five Star Quality Care, Inc.........................    28,953      163,874
   *Forest Laboratories, Inc............................    78,471    2,848,497
   *Gentiva Health Services, Inc........................    31,151      308,706
   *Greatbatch, Inc.....................................    41,672    1,105,975
   *Hanger, Inc.........................................     4,145      119,086
   *Harvard Bioscience, Inc.............................    30,220      150,193
   *Health Net, Inc.....................................    25,498      693,546
   *Healthways, Inc.....................................    34,589      363,876
   *Hologic, Inc........................................   305,036    7,272,058

                                     1563

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
    Humana, Inc.........................................   236,814 $ 17,609,489
    Invacare Corp.......................................    24,528      385,825
    Kewaunee Scientific Corp............................     1,631       20,208
   *Kindred Healthcare, Inc.............................    44,911      484,141
   *Lannet Co., Inc.....................................     3,649       21,821
   *LCA-Vision, Inc.....................................       700        2,296
    LeMaitre Vascular, Inc..............................     5,100       32,385
   *Life Technologies Corp..............................    94,990    6,144,903
   *LifePoint Hospitals, Inc............................    82,208    3,593,312
   *Magellan Health Services, Inc.......................    12,003      615,754
    Maxygen, Inc........................................    43,105      105,607
   *MedAssets, Inc......................................    44,682      873,533
  o*MedCath Corp........................................    29,240       40,059
   *Medical Action Industries, Inc......................    24,509      112,986
  #*MediciNova, Inc.....................................       225          412
   *Merit Medical Systems, Inc..........................    13,395      185,789
   *Misonix, Inc........................................     4,083       31,439
   *Molina Healthcare, Inc..............................    24,941      716,056
   *Myrexis, Inc........................................     3,406       10,014
    National Healthcare Corp............................     6,484      312,075
   *Natus Medical, Inc..................................     7,661       94,384
    Omnicare, Inc.......................................   197,388    7,688,263
   *Omnicell, Inc.......................................    30,665      484,507
   *Palomar Medical Technologies, Inc...................     3,288       32,124
   *PDI, Inc............................................    14,978      116,079
    PerkinElmer, Inc....................................    76,500    2,695,860
    Pfizer, Inc......................................... 5,208,907  142,098,983
   *PharMerica Corp.....................................    21,853      316,431
   *Repligen Corp.......................................    21,271      146,770
   *RTI Biologics, Inc..................................    77,886      383,199
    Select Medical Holdings Corp........................    51,009      496,828
   *Skilled Healthcare Group, Inc. Class A..............    12,180       64,798
   *Solta Medical, Inc..................................     4,035       10,330
   *Sucampo Pharmaceuticals, Inc. Class A...............     7,965       41,338
   *SunLink Health Systems, Inc.........................     1,750        1,978
   *SurModics, Inc......................................     5,593      134,847
   *Symmetry Medical, Inc...............................    78,674      842,599
    Teleflex, Inc.......................................    37,223    2,791,725
   *Theragenics Corp....................................    20,783       32,214
    Thermo Fisher Scientific, Inc.......................   499,520   36,035,373
   *TranS1, Inc.........................................     5,997       14,933
   *Triple-S Management Corp. Class B...................    19,483      352,058
    UnitedHealth Group, Inc.............................    45,732    2,524,864
    Universal American Corp.............................    85,628      802,334
  #*VCA Antech, Inc.....................................    49,047    1,059,415
   *ViroPharma, Inc.....................................   103,479    2,758,750
   *WellCare Health Plans, Inc..........................     9,700      491,887
    WellPoint, Inc......................................   504,640   32,710,765
   *Wright Medical Group, Inc...........................    32,357      684,027
   oYoung Innovations, Inc..............................     2,165       85,453
                                                                   ------------
Total Health Care.......................................            345,403,310
                                                                   ------------
Industrials -- (13.9%)
   *A.T. Cross Co. Class A..............................    18,022      206,172
    AAR Corp............................................    32,906      620,278
    ABM Industries, Inc.................................    64,500    1,413,840
    Aceto Corp..........................................    31,686      330,802
    Acme United Corp....................................     1,030       12,535
   *Actuant Corp. Class A...............................    44,986    1,326,187
   *Adept Technology, Inc...............................    20,476       79,447
    ADT Corp. (The).....................................   197,193    9,366,667

                                     1564

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
   *AECOM Technology Corp................................    23,177 $   592,636
   *Aegion Corp..........................................    12,363     290,778
   *Aerovironment, Inc...................................    35,065     759,157
   *AGCO Corp............................................    58,973   3,125,569
    Aircastle, Ltd.......................................    38,900     536,820
    Alamo Group, Inc.....................................    22,751     772,624
  #*Alaska Air Group, Inc................................    52,626   2,427,637
    Albany International Corp. Class A...................    20,551     515,008
    Alliant Techsystems, Inc.............................    10,900     705,448
  o*Allied Defense Group, Inc. (The).....................     2,645      13,913
    Amerco, Inc..........................................    29,431   3,957,292
    American Railcar Industries, Inc.....................    20,003     786,918
    Ampco-Pittsburgh Corp................................     4,007      73,809
   *AMREP Corp...........................................       966       9,660
   *Apogee Enterprises, Inc..............................    36,374     889,344
   *Argan, Inc...........................................        21         395
   *Ascent Solar Technologies, Inc.......................     1,951       1,288
    Astec Industries, Inc................................    22,925     809,711
   *Atlas Air Worldwide Holdings, Inc....................    36,746   1,656,877
   *Avis Budget Group, Inc...............................    94,608   2,036,910
    Barnes Group, Inc....................................    36,400     869,960
    Barrett Business Services, Inc.......................    12,955     521,309
   *BlueLinx Holdings, Inc...............................    12,553      38,914
    Brady Corp. Class A..................................    44,400   1,549,116
    Briggs & Stratton Corp...............................    41,033     973,713
   *Builders FirstSource, Inc............................    12,182      76,381
   *CAI International, Inc...............................    12,482     313,049
    Cascade Corp.........................................     5,840     377,089
   *Casella Waste Systems, Inc. Class A..................    14,362      65,203
   *CBIZ, Inc............................................    35,878     217,421
    CDI Corp.............................................    40,637     691,642
    CECO Environmental Corp..............................     3,291      36,398
    Celadon Group, Inc...................................    23,892     473,301
   *Champion Industries, Inc.............................       686          75
    Chicago Rivet & Machine Co...........................       700      14,399
    CIRCOR International, Inc............................     6,338     263,027
    CNH Global NV........................................     6,958     332,175
   *Columbus McKinnon Corp...............................    17,542     331,895
    Comfort Systems USA, Inc.............................    39,040     504,006
    CompX International, Inc.............................       500       6,750
   *Consolidated Graphics, Inc...........................    12,008     439,853
    Corrections Corp. of America.........................     7,040     266,746
    Courier Corp.........................................     8,245      99,847
    Covanta Holding Corp.................................    94,292   1,859,438
   *Covenant Transportation Group, Inc. Class A..........     7,080      44,675
   *CPI Aerostructures, Inc..............................     4,626      52,181
   *CRA International, Inc...............................     7,613     141,526
    CSX Corp............................................. 1,242,950  27,382,188
    Curtiss-Wright Corp..................................    46,353   1,652,484
    Douglas Dynamics, Inc................................    30,234     398,484
   *Ducommun, Inc........................................    16,345     262,010
   *Dycom Industries, Inc................................    27,323     573,237
    Eastern Co. (The)....................................    10,193     159,419
   *Eaton Corp. P.L.C....................................    24,778   1,411,107
    Ecology & Environment, Inc. Class A..................       900      11,610
    EMCOR Group, Inc.....................................    25,273     918,168
    Encore Wire Corp.....................................    19,966     651,291
   *Energy Recovery, Inc.................................     1,783       6,651
   *EnergySolutions, Inc.................................    11,933      45,703
   *EnerNOC, Inc.........................................     4,121      63,669
   *EnerSys, Inc.........................................    43,239   1,769,772

                                     1565

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Industrials -- (Continued)
   *Engility Holdings, Inc..............................     7,988 $    153,769
    Ennis, Inc..........................................    48,483      756,820
   *EnPro Industries, Inc...............................    17,635      784,405
    ESCO Technologies, Inc..............................    17,597      724,468
    Espey Manufacturing & Electronics Corp..............     1,671       42,009
   *Esterline Technologies Corp.........................    44,968    2,985,426
   *Excel Maritime Carriers, Ltd........................    12,400        6,832
    Exelis, Inc.........................................    25,093      275,772
   *Federal Signal Corp.................................    68,080      547,363
    FedEx Corp..........................................   142,324   14,438,770
   *Flow International Corp.............................    20,330       76,644
   *Fortune Brands Home & Security, Inc.................   149,626    4,898,755
   *Franklin Covey Co...................................     3,046       42,278
    FreightCar America, Inc.............................    11,505      285,209
   *Frozen Food Express Industries......................     8,686        9,641
   *FTI Consulting, Inc.................................    22,009      715,292
   *Furmanite Corp......................................    31,044      164,844
    G & K Services, Inc. Class A........................    29,714    1,189,749
    GATX Corp...........................................    65,445    3,098,821
   *Genco Shipping & Trading, Ltd.......................     2,689        8,981
   *Gencor Industries, Inc..............................     8,766       64,781
   *General Cable Corp..................................    26,404      887,702
    General Dynamics Corp...............................    28,674    1,901,086
    General Electric Co................................. 5,021,489  111,878,775
    Geo Group, Inc. (The)...............................    44,547    1,453,123
   *Gibraltar Industries, Inc...........................    42,111      731,468
   *GP Strategies Corp..................................    18,583      397,676
   *GrafTech International, Ltd.........................    19,558      187,757
    Granite Construction, Inc...........................    26,636      968,485
    Great Lakes Dredge & Dock Corp......................    70,891      664,958
   *Greenbrier Cos., Inc................................    21,793      434,334
    Griffon Corp........................................    67,323      794,411
    H&E Equipment Services, Inc.........................    59,629    1,149,647
    Hardinge, Inc.......................................    19,132      215,809
    Harsco Corp.........................................    36,812      938,338
   *Hawaiian Holdings, Inc..............................    18,070      104,264
    Heidrick & Struggles International, Inc.............    18,234      288,280
   *Hertz Global Holdings, Inc..........................   278,411    5,089,353
   *Hill International, Inc.............................    27,154       92,595
   *Hudson Global, Inc..................................    15,880       76,383
   *Huntington Ingalls Industries, Inc..................    48,170    2,133,931
   *Hurco Cos., Inc.....................................     7,910      234,769
   *Huron Consulting Group, Inc.........................     4,001      136,434
    Hyster-Yale Materials Handling, Inc.................    12,246      614,504
   *ICF International, Inc..............................    31,660      724,697
   *Ingersoll-Rand P.L.C................................   213,109   10,951,672
    Insteel Industries, Inc.............................    16,378      248,290
    International Shipholding Corp......................    11,354      216,861
    Intersections, Inc..................................    26,279      272,776
  #*JetBlue Airways Corp................................   324,893    1,887,628
   *Kadant, Inc.........................................     5,786      155,470
    KAR Auction Services, Inc...........................    18,100      386,073
    Kelly Services, Inc. Class A........................    44,445      708,453
   *Key Technology, Inc.................................     3,199       39,348
    Kimball International, Inc. Class B.................    31,258      337,586
   *Korn/Ferry International............................    30,127      517,582
    L.B. Foster Co. Class A.............................     3,502      151,672
    L.S. Starrett Co. Class A (The).....................     4,097       44,248
    L-3 Communications Holdings, Inc....................   100,470    7,627,682
    Lawson Products, Inc................................     8,847       97,140
   *Layne Christensen Co................................    34,461      781,231

                                     1566

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
   *LMI Aerospace, Inc.....................................  14,655 $   323,875
    LSI Industries, Inc....................................  27,715     200,657
   *Lydall, Inc............................................  14,605     223,164
    Marten Transport, Ltd..................................  31,855     648,568
   *Matson, Inc............................................  62,316   1,708,082
    McGrath RentCorp.......................................  17,552     524,629
   *Metalico, Inc..........................................  27,024      52,156
    Met-Pro Corp...........................................   1,984      20,574
   *MFRI, Inc..............................................   8,900      54,023
    Miller Industries, Inc.................................  20,099     307,113
   *Mobile Mini, Inc.......................................  54,461   1,307,064
   *Moog, Inc. Class A.....................................  35,339   1,547,848
   *Mueller Industries, Inc................................  15,456     824,732
   *Mueller Water Products, Inc. Class A................... 185,957   1,099,006
   *MYR Group, Inc.........................................   8,188     183,821
    National Presto Industries, Inc........................     377      27,653
   *National Technical Systems, Inc........................  15,600     124,488
   *Navigant Consulting, Inc...............................  10,961     126,380
    NL Industries, Inc.....................................  51,251     663,188
   *NN, Inc................................................  16,796     155,531
    Norfolk Southern Corp.................................. 545,229  37,549,921
    Northrop Grumman Corp.................................. 337,038  21,920,952
   *Northwest Pipe Co......................................   8,801     216,945
   *Ocean Power Technologies, Inc..........................   8,400      17,892
   *On Assignment, Inc.....................................  53,951   1,319,102
   *Orbital Sciences Corp..................................  36,476     536,197
   *Orion Energy Systems, Inc..............................   1,043       2,117
   *Oshkosh Corp...........................................  14,466     566,778
   *Owens Corning, Inc..................................... 149,300   6,221,331
    P.A.M. Transportation Services, Inc....................  19,428     183,400
    Pentair, Inc........................................... 117,934   5,976,895
   *PGT, Inc...............................................     500       2,450
    Pike Electric Corp.....................................  16,826     174,990
   *Powell Industries, Inc.................................   5,929     268,287
   *PowerSecure International, Inc.........................  14,959     129,994
    Providence & Worcester Railroad Co.....................     850      13,600
    Quad/Graphics, Inc.....................................   2,390      51,863
    Quanex Building Products Corp..........................  19,678     406,547
   *Quanta Services, Inc................................... 168,307   4,875,854
    Raytheon Co............................................  96,954   5,107,537
    RCM Technologies, Inc..................................  20,293     112,220
   *Real Goods Solar, Inc. Class A.........................   2,471       2,342
    Regal-Beloit Corp......................................  16,070   1,191,751
   *Republic Airways Holdings, Inc.........................  48,097     403,534
    Republic Services, Inc................................. 429,755  13,704,887
    Resources Connection, Inc..............................  23,336     284,933
   *Roadrunner Transportation Systems, Inc.................     879      17,677
    Robbins & Myers, Inc...................................   8,889     518,051
   *Rush Enterprises, Inc. Class A.........................  32,603     771,387
   *Rush Enterprises, Inc. Class B.........................  18,522     362,476
    Ryder System, Inc......................................  89,844   5,101,342
   *Saia, Inc..............................................   5,950     154,343
    Schawk, Inc............................................  44,631     573,062
    Seaboard Corp..........................................   1,812   4,898,398
    SeaCube Container Leasing, Ltd.........................     223       5,122
    SIFCO Industries, Inc..................................   6,623     102,524
    SkyWest, Inc...........................................  46,706     590,364
    SL Industries, Inc.....................................     300       5,244
    Southwest Airlines Co.................................. 645,761   7,238,981
   *Sparton Corp...........................................   9,132     138,989
    SPX Corp...............................................  11,003     821,154

                                     1567

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
    Standard Register Co. (The)...........................  30,430 $     20,084
    Standex International Corp............................  22,341    1,265,618
    Stanley Black & Decker, Inc........................... 154,919   11,902,427
   *Steelcase, Inc. Class A...............................  55,469      756,042
   *Sterling Construction Co., Inc........................  19,761      202,550
   *Supreme Industries, Inc. Class A......................   1,365        5,160
   *SYKES Enterprises, Inc................................  20,092      323,481
    Sypris Solutions, Inc.................................   8,460       35,024
   *TAL International Group, Inc..........................  22,054      924,063
   *Tecumseh Products Co. Class A.........................  10,400       73,944
   *Tecumseh Products Co. Class B.........................   1,400       10,150
   *Terex Corp............................................  13,778      446,132
   *Tetra Tech, Inc.......................................  23,874      684,229
   *TRC Cos., Inc.........................................  28,708      171,387
    Trinity Industries, Inc...............................  91,907    3,648,708
    Triumph Group, Inc....................................  57,456    4,043,179
   *Tufco Technologies, Inc...............................     900        4,500
   *Tutor Perini Corp.....................................  40,371      669,755
    Twin Disc, Inc........................................     900       20,637
    Tyco International, Ltd............................... 394,386   11,922,289
   *Ultralife Corp........................................  10,710       34,486
    UniFirst Corp.........................................  18,705    1,528,947
    Union Pacific Corp.................................... 444,064   58,376,653
    United Stationers, Inc................................  20,703      690,238
    Universal Forest Products, Inc........................  31,800    1,292,670
    URS Corp..............................................  84,698    3,513,273
   *USA Truck, Inc........................................  15,105       74,921
   *Versar, Inc...........................................   5,526       23,486
    Viad Corp.............................................  28,614      798,903
   *Virco Manufacturing Corp..............................  12,601       33,645
    VSE Corp..............................................     305        7,323
    Waste Connections, Inc................................   2,800      100,856
    Watts Water Technologies, Inc. Class A................  53,615    2,471,652
    Werner Enterprises, Inc...............................  23,205      548,102
   *WESCO International, Inc..............................  11,687      852,333
   *Willdan Group, Inc....................................   1,000        2,100
   *Willis Lease Finance Corp.............................   6,713       98,882
   *XPO Logistics, Inc....................................   5,597       93,750
                                                                   ------------
Total Industrials.........................................          507,312,288
                                                                   ------------
Information Technology -- (5.3%)
   *Accelrys, Inc.........................................  41,733      393,125
    Activision Blizzard, Inc.............................. 982,162   11,186,825
   *Acxiom Corp...........................................   7,769      137,744
   *Advanced Energy Industries, Inc.......................  47,985      736,570
   *Agilysys, Inc.........................................  16,899      143,810
   *Alpha & Omega Semiconductor, Ltd......................     419        3,398
   *Amtech Systems, Inc...................................   8,571       33,513
   *ANADIGICS, Inc........................................   1,400        3,612
   *Anaren, Inc...........................................   9,602      187,911
   *AOL, Inc.............................................. 105,592    3,236,395
  #*Arris Group, Inc...................................... 140,787    2,325,801
   *Arrow Electronics, Inc................................ 182,170    6,998,971
    Astro-Med, Inc........................................   6,285       63,101
   *ATMI, Inc.............................................  31,034      633,404
   *Aviat Networks, Inc...................................  10,462       39,232
   *Avnet, Inc............................................ 139,400    4,929,184
    AVX Corp.............................................. 172,540    1,965,231
    Aware, Inc............................................  14,326       82,518
   *AXT, Inc..............................................  20,406       56,729
    Bel Fuse, Inc. Class A................................   4,174       68,829

                                     1568

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
    Bel Fuse, Inc. Class B...............................    18,286 $   340,668
   *Benchmark Electronics, Inc...........................    93,903   1,648,937
    Black Box Corp.......................................    26,448     619,677
   *Blucora, Inc.........................................    81,156   1,205,978
   *Brocade Communications Systems, Inc..................   461,513   2,639,854
    Brooks Automation, Inc...............................    43,964     411,503
   *Bsquare Corp.........................................     4,065      14,227
   *BTU International, Inc...............................     1,600       4,880
   *CACI International, Inc. Class A.....................    24,830   1,331,633
   *Calix, Inc...........................................     1,300      10,582
   *Cascade Microtech, Inc...............................    24,071     180,051
   *Checkpoint Systems, Inc..............................    23,178     279,527
   *CIBER, Inc...........................................    45,402     153,459
    Cohu, Inc............................................    41,410     433,977
    Communications Systems, Inc..........................    12,612     140,498
    Computer Sciences Corp...............................   220,553   9,219,115
    Comtech Telecommunications Corp......................    15,569     412,578
    Concurrent Computer Corp.............................    13,740      89,860
    Convergys Corp.......................................   197,364   3,359,135
   *CoreLogic, Inc.......................................    96,545   2,533,341
    Corning, Inc......................................... 1,298,385  15,580,620
   *Cray, Inc............................................    12,866     238,922
    CSP, Inc.............................................     2,414      15,112
    CTS Corp.............................................    30,751     305,972
   *CyberOptics Corp.....................................     9,134      68,231
   *Datalink Corp........................................     1,412      12,411
   *Dataram Corp.........................................     7,544       3,244
   *Digi International, Inc..............................    32,389     317,412
   *DSP Group, Inc.......................................    46,713     306,437
   *Dynamics Research Corp...............................    16,772     115,056
    EarthLink, Inc.......................................    86,935     591,158
   *EchoStar Corp. Class A...............................    23,551     856,785
   *Edgewater Technology, Inc............................    13,603      56,452
    Electro Rent Corp....................................    40,561     627,884
    Electro Scientific Industries, Inc...................    31,787     343,300
   *Electronics for Imaging, Inc.........................    58,110   1,314,448
   *EMCORE Corp..........................................     5,644      33,977
   *Emulex Corp..........................................    68,369     522,339
   *Entropic Communications, Inc.........................    18,783      98,423
    EPIQ Systems, Inc....................................    19,215     237,113
    ePlus, Inc...........................................     8,445     393,453
   *Euronet Worldwide, Inc...............................    23,278     569,613
   *Exar Corp............................................    51,341     538,567
   *Fairchild Semiconductor International, Inc...........   118,008   1,742,978
    Fidelity National Information Services, Inc..........   150,627   5,589,768
   *Finisar Corp.........................................    61,526     953,653
    Frequency Electronics, Inc...........................    16,953     155,629
   *Globecomm Systems, Inc...............................    26,554     329,270
   *GSE Systems, Inc.....................................    17,638      35,982
   *GSI Technology, Inc..................................     7,464      49,636
    Hackett Group, Inc. (The)............................    53,321     229,280
   *Harmonic, Inc........................................    16,709      87,388
    Hewlett-Packard Co...................................    65,635   1,083,634
   *Hutchinson Technology, Inc...........................       500       1,395
   *I.D. Systems, Inc....................................    17,291      95,619
    IAC/InterActiveCorp..................................   125,298   5,168,542
   *Identive Group, Inc..................................    10,175      13,736
   *Imation Corp.........................................    28,996     107,575
  #*Ingram Micro, Inc. Class A...........................   277,679   5,048,204
   *Insight Enterprises, Inc.............................    42,100     825,160
   *Integrated Device Technology, Inc....................   122,208     883,564

                                     1569

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Information Technology -- (Continued)
   *Integrated Silicon Solution, Inc........................  42,178 $  395,208
   *Intermec, Inc...........................................  15,705    155,165
   *Internap Network Services Corp..........................  32,386    256,173
  #*International Rectifier Corp............................  79,000  1,539,710
   *Interphase Corp.........................................   2,999      7,497
    Intersil Corp. Class A.................................. 119,798  1,036,253
   *Intevac, Inc............................................   7,954     33,486
   *IntriCon Corp...........................................   2,835     13,324
  #*Itron, Inc..............................................  33,397  1,549,287
    IXYS Corp...............................................   2,155     20,774
   *Key Tronic Corp.........................................  17,623    169,709
    Keynote Systems, Inc....................................  17,699    276,104
  o*KIT Digital, Inc........................................  28,634     11,454
   *Kulicke & Soffa Industries, Inc.........................  71,688    811,508
   *KVH Industries, Inc.....................................     600      8,736
   *Lattice Semiconductor Corp..............................   3,874     17,239
    Lexmark International, Inc. Class A.....................  18,801    452,352
    Loral Space & Communications, Inc.......................  26,050  1,528,874
   *LTX-Credence Corp.......................................  17,800    109,292
    ManTech International Corp. Class A.....................  14,180    349,821
    Marchex, Inc. Class B...................................  32,883    122,325
   *Measurement Specialties, Inc............................     251      8,860
   *MEMC Electronic Materials, Inc.......................... 154,224    641,572
   *Mentor Graphics Corp....................................  35,620    610,171
    Methode Electronics, Inc................................  79,272    762,597
   *Micron Technology, Inc.................................. 758,908  5,737,344
   #MKS Instruments, Inc....................................  61,200  1,701,360
   *ModusLink Global Solutions, Inc.........................  68,955    200,659
   *Nanometrics, Inc........................................   9,472    147,858
   *NCI, Inc. Class A.......................................     686      3,608
   *Newport Corp............................................  64,756    933,782
   *Novatel Wireless, Inc...................................   2,979      5,601
   *Official Payments Holdings, Inc.........................   2,151     13,358
   *OmniVision Technologies, Inc............................  37,132    570,719
   *Online Resources Corp...................................  18,720     71,323
   *Oplink Communications, Inc..............................  35,876    604,511
    Optical Cable Corp......................................  10,793     45,007
   *PAR Technology Corp.....................................  22,705    100,810
    PC Connection, Inc......................................  39,267    484,947
   *PCM, Inc................................................  10,471     69,842
    PC-Tel, Inc.............................................  33,870    251,315
    Perceptron, Inc.........................................   6,669     49,084
   *Performance Technologies, Inc...........................  24,790     24,046
   *Pericom Semiconductor Corp..............................  38,555    272,584
   *Pervasive Software, Inc.................................  35,664    326,326
   *Photronics, Inc.........................................  54,378    325,724
   *Planar Systems, Inc.....................................   3,449      5,967
   *PMC-Sierra, Inc......................................... 146,588    847,279
   *Polycom, Inc............................................  26,717    294,688
   *Qualstar Corp...........................................  12,400     19,840
   *Radisys Corp............................................   9,762     38,072
   *Rambus, Inc.............................................   1,069      5,837
   *RealNetworks, Inc.......................................  33,602    257,391
   *Reis, Inc...............................................  13,511    197,396
    RF Industries, Ltd......................................   2,823     15,414
    Richardson Electronics, Ltd.............................  24,525    297,243
   *Rofin-Sinar Technologies, Inc...........................   4,560    116,873
   *Rosetta Stone, Inc......................................   1,466     18,999
   *Rovi Corp...............................................  19,000    328,510
   *Rudolph Technologies, Inc...............................  25,605    345,411
    SAIC, Inc...............................................  43,400    525,140

                                     1570

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
   *Sandisk Corp........................................    13,097 $    654,719
   *Sanmina Corp........................................    35,828      341,083
   *ScanSource, Inc.....................................    14,745      428,490
   *SeaChange International, Inc........................    37,525      418,404
   *ShoreTel, Inc.......................................     3,200       13,728
   *Sigma Designs, Inc..................................    14,984       80,015
   *Smith Micro Software, Inc...........................       500          750
   *SMTC Corp...........................................     1,200        3,096
   *Sonus Networks, Inc.................................    14,710       33,392
   *Spansion, Inc. Class A..............................    34,727      399,360
  #*SS&C Technologies Holdings, Inc.....................    25,793      583,696
   *StarTek, Inc........................................    27,060      116,629
   *SunPower Corp.......................................    12,686       98,824
    Supertex, Inc.......................................     9,488      181,411
   *Support.com, Inc....................................    25,400      105,918
   *Sycamore Networks, Inc..............................    12,687       29,180
   *Symmetricom, Inc....................................    87,926      473,921
   *SYNNEX Corp.........................................    55,900    2,009,605
   *Tech Data Corp......................................    82,952    4,223,086
   *TechTarget, Inc.....................................    23,106      117,378
   *TeleCommunication Systems, Inc. Class A.............    47,407      107,140
   *Telenav, Inc........................................     5,245       41,436
    Tellabs, Inc........................................   241,591      550,827
    Telular Corp........................................    17,970      199,287
   *Teradyne, Inc.......................................    26,789      432,910
    Tessco Technologies, Inc............................     8,689      194,199
    Tessera Technologies, Inc...........................    48,635      853,544
    TheStreet, Inc......................................    35,273       57,495
   *TriQuint Semiconductor, Inc.........................    44,218      232,144
    TSR, Inc............................................       550        1,788
   *TTM Technologies, Inc...............................    62,635      499,201
    United Online, Inc..................................   121,790      808,686
   *Vicon Industries, Inc...............................     5,787       15,914
   *Video Display Corp..................................       600        2,250
   *Virtusa Corp........................................    30,064      622,625
   *Vishay Intertechnology, Inc.........................   228,349    2,509,556
   *Vishay Precision Group, Inc.........................     2,871       37,868
   *Westell Technologies, Inc. Class A..................    16,329       29,882
    Western Digital Corp................................   212,781   10,000,707
   *WPCS International, Inc.............................     8,861        4,076
    Xerox Corp.......................................... 1,791,473   14,349,699
   *XO Group, Inc.......................................     4,792       46,099
    Xyratex, Ltd........................................    28,253      262,753
   *Yahoo!, Inc......................................... 1,048,770   20,587,355
   *Zygo Corp...........................................    18,005      286,460
                                                                   ------------
Total Information Technology............................            192,991,270
                                                                   ------------
Materials -- (3.5%)
    A. Schulman, Inc....................................    32,960    1,059,664
   *A.M. Castle & Co....................................    38,646      651,185
   #Alcoa, Inc.......................................... 1,145,369   10,125,062
   *American Pacific Corp...............................     7,647      150,493
    Ashland, Inc........................................   112,560    8,837,086
   #Axiall Corp.........................................    26,423    1,484,444
    Bemis Co., Inc......................................    24,092      859,603
    Boise, Inc..........................................    68,104      561,858
   *Buckeye Technologies, Inc...........................    37,613    1,081,374
    Cabot Corp..........................................    46,280    1,732,260
   *Century Aluminum Co.................................    32,155      276,855
   *Chemtura Corp.......................................    49,368    1,171,009
   *Clearwater Paper Corp...............................    14,095      638,644

                                     1571

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Materials -- (Continued)
   *Coeur d'Alene Mines Corp.............................. 133,765 $  2,902,700
    Commercial Metals Co..................................  85,208    1,418,713
   *Continental Materials Corp............................     100        1,726
   *Core Molding Technologies, Inc........................   2,988       21,065
    Cytec Industries, Inc.................................  64,700    4,742,510
    Domtar Corp...........................................  30,917    2,573,222
    Dow Chemical Co. (The)................................  14,000      450,800
   *Ferro Corp............................................   4,830       24,633
    Friedman Industries, Inc..............................  16,110      176,727
    FutureFuel Corp.......................................   6,104       77,826
   *Graphic Packaging Holding Co.......................... 154,000    1,079,540
   *Headwaters, Inc.......................................  23,663      221,486
    Hecla Mining Co....................................... 188,610      990,202
   *Horsehead Holding Corp................................  43,538      433,638
    Huntsman Corp.........................................  50,242      885,766
    International Paper Co................................ 493,615   20,445,533
    Kaiser Aluminum Corp..................................  27,181    1,689,571
    KapStone Paper & Packaging Corp.......................  40,492      971,808
   *Landec Corp...........................................  37,056      437,261
   *Louisiana-Pacific Corp................................ 173,457    3,370,270
    LyondellBasell Industries NV Class A.................. 121,873    7,729,186
    Materion Corp.........................................  16,720      449,768
   *McEwen Mining, Inc....................................  17,523       54,847
    MeadWestvaco Corp..................................... 188,451    5,907,939
   *Mercer International, Inc.............................  17,352      121,290
    Metals USA Holdings Corp..............................   9,196      165,344
    Minerals Technologies, Inc............................  34,280    1,418,164
   *Mod-Pac Corp..........................................   1,501       10,530
    Myers Industries, Inc.................................  64,720      956,562
    Neenah Paper, Inc.....................................   7,684      237,743
   *Northern Technologies International Corp..............   3,035       40,639
    Nucor Corp............................................  83,945    3,862,309
    Olin Corp.............................................  53,161    1,236,525
    Olympic Steel, Inc....................................   9,586      201,402
   *OM Group, Inc.........................................  42,299    1,168,298
    P.H. Glatfelter Co....................................  50,600      940,148
   *Penford Corp..........................................  26,922      220,760
    Reliance Steel & Aluminum Co..........................  93,801    6,070,801
   *Resolute Forest Products..............................   4,676       63,781
    Rock Tenn Co. Class A.................................  26,305    2,076,780
   *RTI International Metals, Inc.........................  50,032    1,420,909
    Schnitzer Steel Industries, Inc. Class A..............  21,397      622,225
    Sealed Air Corp.......................................  45,299      847,997
    Sensient Technologies Corp............................  18,766      714,985
   *Spartech Corp.........................................  30,589      291,513
    Steel Dynamics, Inc...................................  94,919    1,443,718
   *Stillwater Mining Co..................................  77,500    1,043,150
   *SunCoke Energy, Inc...................................  62,210    1,031,442
    Synalloy Corp.........................................   5,144       73,096
  #*Texas Industries, Inc.................................  33,762    1,919,032
    Tredegar Corp.........................................  40,177      916,437
   *Universal Stainless & Alloy Products, Inc.............   9,093      324,893
    Vulcan Materials Co...................................  58,246    3,294,394
    Wausau Paper Corp.....................................  14,684      141,994
    Westlake Chemical Corp................................  84,076    7,723,221
   *Worthington Industries, Inc...........................  47,320    1,300,354
  #*Zoltek Cos., Inc......................................  34,022      277,279
                                                                   ------------
Total Materials...........................................          127,863,989
                                                                   ------------
Other -- (0.0%)
  o*Gerber Scientific, Inc. Escrow Shares.................  47,409           --

                                     1572

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                       SHARES        VALUE+
                                                     ----------- --------------
Other -- (Continued)
  o*Petrocorp, Inc. Escrow Shares...................         900 $           54
  o*Price Communications Liquidation Trust..........      47,738             --
                                                                 --------------
Total Other.........................................                         54
                                                                 --------------
Telecommunication Services -- (6.1%)
    AT&T, Inc.......................................   4,065,906    141,452,870
    Atlantic Tele-Network, Inc......................          84          3,636
   *Cbeyond, Inc....................................      12,193        107,298
    CenturyLink, Inc................................     536,163     21,687,793
   *Consolidated Communications Holdings, Inc.......          --             --
   #Frontier Communications Corp....................     696,949      3,185,057
   *General Communications, Inc. Class A............      44,167        375,861
  #*Leap Wireless International, Inc................       8,393         48,512
    Lumos Networks Corp.............................         500          4,855
   *MetroPCS Communications, Inc....................     227,572      2,282,547
   *ORBCOMM, Inc....................................      44,499        187,786
    Shenandoah Telecommunications Co................       2,126         31,167
   *Sprint Nextel Corp..............................   3,629,981     20,436,793
    Telephone & Data Systems, Inc...................     154,629      3,910,567
   *United States Cellular Corp.....................      33,568      1,276,927
    USA Mobility, Inc...............................      12,522        144,754
    Verizon Communications, Inc.....................     623,041     27,170,818
   *Vonage Holdings Corp............................       7,187         18,758
                                                                 --------------
Total Telecommunication Services....................                222,325,999
                                                                 --------------
Utilities -- (0.3%)
   *Calpine Corp....................................      62,921      1,241,431
    Consolidated Water Co., Ltd.....................       5,193         46,425
    Genie Energy, Ltd. Class B......................       5,000         35,700
   *NRG Energy, Inc.................................     285,815      6,859,560
   #Ormat Technologies, Inc.........................      20,134        428,049
    SJW Corp........................................       6,569        178,151
    UGI Corp........................................      35,178      1,239,673
                                                                 --------------
Total Utilities.....................................                 10,028,989
                                                                 --------------
TOTAL COMMON STOCKS.................................              3,571,246,450
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  o*Capital Bank Financial Corp. Contingent Value
   Rights...........................................      29,890          6,576
  o*CVR Energy, Inc. Contingent Value Rights........      44,674             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS...............................                      6,576
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares..........................  12,831,452     12,831,452
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                     -----------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@DFA Short Term Investment Fund..................   4,946,106     57,226,447
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 02/01/13 (Collateralized by $420,425
     FNMA, rates ranging from 2.100%(r) to
     6.163%(r), maturities ranging from 01/01/23
     to 10/01/42, valued at $421,471) to be
     repurchased at $408,181........................ $       408        408,179
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL.................                 57,634,626
                                                                 --------------

                                     1573

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                     VALUE+
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
    (Cost $2,602,878,337)^^..................................... $3,641,719,104
                                                                 ==============

Summary of the Series' investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                 LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                              -------------- ----------- ------- --------------
 Common Stocks
    Consumer Discretionary... $  669,844,853          --   --    $  669,844,853
    Consumer Staples.........    273,238,836          --   --       273,238,836
    Energy...................    606,923,833 $     2,355   --       606,926,188
    Financials...............    615,310,674          --   --       615,310,674
    Health Care..............    345,139,085     264,225   --       345,403,310
    Industrials..............    507,298,375      13,913   --       507,312,288
    Information Technology...    192,979,816      11,454   --       192,991,270
    Materials................    127,863,989          --   --       127,863,989
    Other....................             --          54   --                54
    Telecommunication
      Services...............    222,325,999          --   --       222,325,999
    Utilities................     10,028,989          --   --        10,028,989
 Rights/Warrants.............             --       6,576   --             6,576
 Temporary Cash Investments..     12,831,452          --   --        12,831,452
 Securities Lending
   Collateral................             --  57,634,626   --        57,634,626
                              -------------- -----------   --    --------------
 TOTAL....................... $3,583,785,901 $57,933,203   --    $3,641,719,104
                              ============== ===========   ==    ==============

              See accompanying Notes to Schedules of Investments.

                                     1574

ORGANIZATION

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At January 31, 2013, the Trust consisted of twelve operational portfolios, of which nine (collectively, the "Series") are included in this document.

SECURITY VALUATION

   The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   o Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - significant unobservable inputs (including the Series's own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign

                                     1575
investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. Valuation hierarchy tables have been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series had no material transfers between Level 1 and Level 2 for the period ended January 31, 2013.

FINANCIAL INSTRUMENTS

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Series' custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on January 31, 2013.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented

                                     1576
in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At January 31, 2013, the Series had no outstanding futures contracts.

FEDERAL TAX COST

   At January 31, 2013, the total cost of securities for federal income tax purposes was:

          The U.S. Large Cap Value Series.............. $8,221,794,950
          The DFA International Value Series...........  7,324,791,595
          The Japanese Small Company Series............  2,231,325,651
          The Asia Pacific Small Company Series........  1,233,752,944
          The United Kingdom Small Company Series......  1,230,108,554
          The Continental Small Company Series.........  2,635,573,807
          The Emerging Markets Series..................  2,050,131,288
          The Emerging Markets Small Cap Series........  3,393,310,452
          The Tax-Managed U.S. Marketwide Value Series.  2,603,529,946

RECENTLY ISSUED ACCOUNTING STANDARDS

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company, ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits have been consolidated into a single Multidistrict Litigation action in federal court for pretrial proceedings. The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders

                                     1577
in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

                                     1578

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

                                     1579

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            SCHEDULE OF INVESTMENTS

                               JANUARY 31, 2013
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                        ---------- ------------
COMMON STOCKS -- (90.2%)
BRAZIL -- (6.3%)
   *Banco ABC Brasil SA................................     20,712 $    151,230
    Banco Alfa de Investimento SA......................     95,900      274,021
    Banco do Brasil SA.................................  4,194,664   51,397,194
    Banco Santander Brasil SA..........................  1,701,517   12,517,751
    Banco Santander Brasil SA ADR...................... 18,012,780  133,654,828
    Bematech SA........................................    642,000    2,353,479
   *BHG SA - Brazil Hospitality Group..................      2,314       23,113
    BM&F Bovespa SA.................................... 26,824,074  187,775,927
    BR Malls Participacoes SA..........................  1,127,397   14,595,272
   *BrasilAgro - Companhia Brasileira de Propriedades
     Agricolas SA......................................     28,900      146,144
    Brookfield Incorporacoes SA........................  8,970,058   15,225,247
   *CCX Carvao da Colombia SA..........................    198,100      372,056
    Cia Providencia Industria e Comercio SA............    355,700    1,607,603
    Cosan SA Industria e Comercio......................    336,673    7,946,183
    CR2 Empreendimentos Imobiliarios SA................     99,200      233,634
    Cremer SA..........................................    244,070    1,746,553
    Eternit SA.........................................    338,401    1,429,157
    Even Construtora e Incorporadora SA................  4,862,748   23,857,709
    EZ Tec Empreendimentos e Participacoes SA..........     71,486      929,765
   *Fertilizantes Heringer SA..........................    260,400    1,335,116
   *Fibria Celulose SA.................................  1,881,464   23,053,567
  #*Fibria Celulose SA Sponsored ADR...................  4,089,820   50,468,379
    Forjas Taurus SA...................................    224,056      315,041
   *Gafisa SA..........................................  5,930,378   14,801,004
  #*Gafisa SA ADR......................................  3,374,767   16,603,854
   *General Shopping Brasil SA.........................    237,630    1,192,118
    Gerdau SA..........................................  1,902,960   14,678,216
    Grendene SA........................................    875,214    7,700,178
   *Hypermarcas SA.....................................  4,700,646   40,601,156
   *IdeiasNet SA.......................................    539,230      514,494
   *Industrias Romi SA.................................    630,800    1,536,335
   *Inepar SA Industria e Construcoes..................     26,528       23,313
   *JBS SA............................................. 17,008,240   65,168,288
    JHSF Participacoes SA..............................  1,114,751    4,853,437
    Kepler Weber SA....................................     95,669      587,077
   *Log-in Logistica Intermodal SA.....................    807,500    3,402,177
    Magnesita Refratarios SA...........................  3,107,384   12,514,736
   *Marfrig Alimentos SA...............................  5,057,848   26,034,068
   *Metalfrio Solutions SA.............................     97,900      183,377
    Minerva SA.........................................    157,024    1,025,090
   *MMX Mineracao e Metalicos SA (B18XCG7).............    665,233    1,132,468
   *MMX Mineracao e Metalicos SA (B8GB3B4).............  1,053,563    1,772,384
   *OSX Brasil SA......................................    259,612    1,173,329
   *Paranapanema SA....................................  4,294,745   11,214,841
    PDG Realty SA Empreendimentos e Participacoes...... 26,173,519   41,533,794
    Petroleo Brasileiro SA.............................  4,294,235   39,311,976
    Petroleo Brasileiro SA ADR......................... 16,547,815  302,494,058
    Plascar Participacoes Industriais SA...............  1,203,274      247,743
   *Positivo Informatica SA............................    666,226    1,696,219
    Profarma Distribuidora de Produtos Farmaceuticos
      SA...............................................    228,925    1,952,016
    Rodobens Negocios Imobiliarios SA..................    339,016    2,340,859
    Rossi Residencial SA...............................  7,011,190   14,787,455
   *Rossi Residencial SA...............................  3,608,605    7,629,109
    Sao Carlos Empreendimentos e Participacoes SA......     68,700    1,662,517
    Sao Martinho SA....................................    571,063    8,172,996
    SLC Agricola SA....................................    870,866    9,437,461
   *Springs Global Participacoes SA....................    438,409      658,268
    Sul America SA.....................................    737,690    6,897,730

                                     1580

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ----------- --------------
BRAZIL -- (Continued)
    Tecnisa SA......................................     761,704 $    2,845,847
    Tereos Internacional SA.........................     490,372        714,128
   *Trisul SA.......................................      94,061        165,794
    Triunfo Participacoes e Investimentos SA........     211,500      1,314,872
    Usinas Siderurgicas de Minas Gerais SA..........   2,197,000     12,301,479
   *Vanguarda Agro SA...............................  22,895,136      5,058,809
   *Via Varejo SA...................................      42,731        415,218
   *Viver Incorporadora e Construtora SA............   2,903,125      1,297,502
                                                                 --------------
TOTAL BRAZIL........................................              1,221,056,759
                                                                 --------------
CHILE -- (1.4%)
    Almendral SA....................................     248,978         40,519
    Banco de Credito e Inversiones SA...............      24,146      1,884,849
   *Cementos Bio-Bio SA.............................     665,307      1,009,324
    Cencosud SA.....................................     894,470      5,568,375
    Cia General de Electricidad SA..................   1,131,047      6,479,822
    Cintac SA.......................................     155,202         71,624
   *Compania Sud Americana de Vapores SA............  50,301,897      5,507,273
    Corpbanca SA.................................... 996,591,595     14,273,272
    Cristalerias de Chile SA........................     264,624      2,765,273
    CTI Cia Tecno Industrial SA.....................     488,163         34,181
    Embotelladora Andina SA Series A ADR............      19,878        616,019
    Empresas CMPC SA................................  17,617,261     68,405,660
    Empresas Copec SA...............................   2,312,158     35,813,184
    Empresas Hites SA...............................   1,079,198      1,149,496
    Empresas Iansa SA...............................  48,889,049      3,826,686
    Enersis SA......................................  37,924,945     14,967,197
    Enersis SA Sponsored ADR........................   3,368,927     66,199,416
    Gasco SA........................................     156,648      1,329,497
    Grupo Security SA...............................     983,876        432,129
    Inversiones Aguas Metropolitanas SA.............   5,844,110     12,089,855
    Madeco SA.......................................  64,223,012      2,858,898
    Masisa SA.......................................  37,061,086      4,560,880
    Minera Valparaiso SA............................       4,512        151,262
    Multiexport Foods SA............................     194,384         60,423
    Parque Arauco SA................................     167,834        457,600
    PAZ Corp. SA....................................   1,831,631      1,270,832
    Ripley Corp. SA.................................  10,438,710     11,340,164
    Salfacorp SA....................................     705,174      1,735,629
   *Sociedad Matriz SAAM SA.........................  51,571,533      6,559,969
    Sociedad Quimica y Minera de Chile SA Series A..      31,673      1,838,015
    Socovesa SA.....................................   5,488,714      2,818,308
    Soquimic Comercial SA...........................     189,354         50,261
    Vina Concha Y Toro SA...........................     811,808      1,627,750
    Vina Concha Y Toro SA Sponsored ADR.............       2,846        113,783
    Vina San Pedro Tarapaca SA......................  57,038,434        373,963
                                                                 --------------
TOTAL CHILE.........................................                278,281,388
                                                                 --------------
CHINA -- (16.0%)
   #361 Degrees International, Ltd..................   6,803,000      1,943,626
   #Agile Property Holdings, Ltd....................  17,582,000     25,081,796
   #Agricultural Bank of China, Ltd. Series H....... 255,464,000    138,784,888
    Air China, Ltd. Series H........................   1,580,000      1,355,018
  #*Aluminum Corp. of China, Ltd. ADR...............     276,693      3,320,316
  #*Aluminum Corp. of China, Ltd. Series H..........   8,702,000      4,179,800
    AMVIG Holdings, Ltd.............................   5,605,100      2,154,092
  #*Angang Steel Co., Ltd. Series H.................  15,187,640     11,266,145
    Anhui Tianda Oil Pipe Co., Ltd. Series H........   2,847,412        492,039
    Asia Cement China Holdings Corp.................   7,788,500      3,967,456
    Asian Citrus Holdings, Ltd......................   6,995,000      3,183,842
  #*Ausnutria Dairy Corp., Ltd......................     268,000         50,453

                                     1581

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
   *AVIC International Holding HK, Ltd................  19,134,285 $    813,359
   #Bank of China, Ltd. Series H...................... 989,630,331  488,882,296
    Bank of Communications Co., Ltd. Series H......... 110,893,574   94,286,963
    Baoye Group Co., Ltd. Series H....................   2,061,120    1,693,009
    BBMG Corp. Series H...............................   2,013,500    1,884,436
    Beijing Capital International Airport Co., Ltd.
      Series H........................................  24,347,599   20,335,538
    Beijing Capital Land, Ltd. Series H...............  17,229,060    8,002,943
   *Beijing Development HK, Ltd.......................   1,545,000      360,511
    Beijing Enterprises Holdings, Ltd.................   6,247,500   45,125,145
    Beijing Jingkelong Co., Ltd. Series H.............     457,000      247,400
    Beijing North Star Co., Ltd. Series H.............   8,382,000    2,389,708
   *Besunyen Holdings Co., Ltd........................   5,053,000      247,012
    Boer Power Holdings, Ltd..........................   2,122,000    1,024,329
    BYD Electronic International Co., Ltd.............  13,059,136    4,327,694
    C C Land Holdings, Ltd............................  20,827,286    7,602,812
  #*Carnival Group International Holdings, Ltd........   1,700,000      102,931
   *Catic Shenzhen Holdings, Ltd. Series H............   2,526,000      941,829
    Central China Real Estate, Ltd....................   7,932,350    2,988,539
   #Changshouhua Food Co., Ltd........................     856,000      494,756
  #*Chaoda Modern Agriculture Holdings, Ltd...........  37,445,412    1,872,415
   *Chigo Holding, Ltd................................  48,856,000    1,568,973
    China Aerospace International Holdings, Ltd.......  32,830,000    3,133,910
    China Agri-Industries Holdings, Ltd...............  30,816,500   18,828,771
   #China All Access Holdings, Ltd....................   2,300,000      755,690
   #China Aoyuan Property Group, Ltd..................  14,941,000    3,063,724
   #China Automation Group, Ltd.......................   6,821,000    1,830,505
    China BlueChemical, Ltd. Series H.................   4,702,878    3,384,950
  #*China Chengtong Development Group, Ltd............   4,982,000      176,706
    China CITIC Bank Corp., Ltd. Series H............. 113,494,716   77,720,109
    China Coal Energy Co., Ltd. Series H..............  60,445,000   67,497,503
   #China Communications Construction Co., Ltd.
     Series H.........................................  65,910,327   67,346,396
    China Communications Services Corp., Ltd.
      Series H........................................  29,797,071   18,168,456
    China Construction Bank Corp. Series H............ 214,422,940  184,967,959
  #*China COSCO Holdings Co., Ltd. Series H...........  37,168,500   19,222,006
   #China Dongxiang Group Co., Ltd....................  46,914,127    7,629,171
   *China Energine International Holdings, Ltd........   7,322,390      320,904
    China Everbright, Ltd.............................  12,195,869   23,048,956
   *China Fiber Optic Network System Group, Ltd.......     660,000      119,174
    China Glass Holdings, Ltd.........................   8,960,000    1,398,304
  #*China Green Holdings, Ltd.........................   7,842,800    1,651,920
    China Haidian Holdings, Ltd.......................  22,761,108    2,405,806
   #China High Precision Automation Group, Ltd........     429,000       67,486
   #*China High Speed Transmission Equipment Group
     Co., Ltd.........................................  17,215,000    6,884,978
  #*China Huiyuan Juice Group, Ltd....................   8,259,483    2,912,576
   *China ITS Holdings Co., Ltd.......................   7,630,000    1,615,443
   #China Lumena New Materials Corp...................  53,224,000   12,905,050
    China Merchants Holdings International Co., Ltd...   9,101,424   32,317,916
   #China Metal Recycling Holdings, Ltd...............   3,259,800    3,963,679
   *China Mining Resources Group, Ltd.................  30,230,000      440,466
   #China Minsheng Banking Corp., Ltd. Series H.......  63,178,500   91,038,497
   *China Mobile Games & Entertainment Group, Ltd.....      24,079       84,517
   #China Molybdenum Co., Ltd. Series H...............   2,216,263    1,233,873
   #China National Materials Co., Ltd. Series H.......  13,923,000    4,361,334
   *China New Town Development Co., Ltd...............  19,348,022    1,746,228
    China Nickel Resources Holdings Co., Ltd..........   5,532,000      484,166
   *China Oil & Gas Group, Ltd........................  14,702,732    2,330,275
  #*China Oriental Group Co., Ltd.....................      26,000        5,989
   #China Petroleum & Chemical Corp. ADR..............     993,796  120,696,524
    China Petroleum & Chemical Corp. Series H......... 163,824,289  198,766,810
   *China Pharmaceutical Group, Ltd...................  15,098,000    5,638,722
  #*China Precious Metal Resources Holdings Co., Ltd..   5,900,000    1,056,801

                                     1582

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
CHINA -- (Continued)
   *China Properties Group, Ltd.......................  7,347,000 $  2,320,634
   #China Qinfa Group, Ltd............................  6,458,000      907,538
   #China Railway Construction Corp., Ltd. Series H... 29,430,014   31,933,948
   #China Rare Earth Holdings, Ltd.................... 20,507,000    4,494,853
   #China Resources Land, Ltd.........................  9,972,107   30,304,295
   #China Rongsheng Heavy Industries Group Holdings,
     Ltd.............................................. 25,007,500    4,803,447
   *China Sandi Holdings, Ltd.........................    259,110       19,712
    China Sanjiang Fine Chemicals Co., Ltd............  1,852,000      818,266
    China SCE Property Holdings, Ltd..................  1,331,000      327,965
  #*China Shipping Container Lines Co., Ltd. Series H. 56,393,700   17,447,141
   #China Shipping Development Co., Ltd. Series H..... 19,327,488   10,649,173
   #China Singyes Solar Technologies Holdings, Ltd....  1,038,000    1,224,553
   #China South City Holdings, Ltd.................... 13,892,462    2,221,014
    China Southern Airlines Co., Ltd. Series H........ 17,624,000   10,596,455
    China Starch Holdings, Ltd........................ 18,995,000      624,578
    China Sunshine Paper Holdings Co., Ltd............    805,500      105,966
   *China Tianyi Holdings, Ltd........................    756,000      110,016
    China Tontine Wines Group, Ltd....................  7,118,000      771,381
    China Travel International Investment Hong Kong,
      Ltd............................................. 52,275,631   11,534,318
    China Unicom Hong Kong, Ltd.......................  4,822,000    7,728,603
   #China Unicom Hong Kong, Ltd. ADR..................  7,316,862  116,996,623
   #China Vanadium Titano - Magnetite Mining Co.,
     Ltd.............................................. 14,828,000    3,386,938
  #*China Yurun Food Group, Ltd....................... 13,285,000    9,789,020
  #*China ZhengTong Auto Services Holdings, Ltd.......    197,000      176,495
  #*China Zhongwang Holdings, Ltd..................... 20,874,954    7,945,114
  #*Chongqing Iron & Steel Co., Ltd. Series H.........  6,438,000    1,196,087
    Chongqing Machinery & Electric Co., Ltd.
      Series H........................................ 18,992,000    3,281,369
   *Chongqing Rural Commercial Bank Series H..........    907,000      539,543
    Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd...................................  5,728,000    2,828,744
    CIMC Enric Holdings, Ltd..........................    823,153      834,972
   #Citic Pacific, Ltd................................ 16,793,000   27,097,621
   *Citic Resources Holdings, Ltd..................... 42,880,000    6,914,956
    Clear Media, Ltd..................................    650,000      428,660
   *Coastal Greenland, Ltd............................  2,202,000      184,422
  #*Comba Telecom Systems Holdings, Ltd...............  4,323,500    1,566,347
  #*Comtec Solar Systems Group, Ltd...................  6,346,000    1,455,872
   #COSCO International Holdings, Ltd................. 10,104,000    4,479,652
    COSCO Pacific, Ltd................................ 21,118,180   34,379,844
  #*Country Garden Holdings Co., Ltd..................  7,901,203    4,209,890
    CPMC Holdings, Ltd................................    725,000      582,403
    Da Ming International Holdings, Ltd...............     32,000        6,072
    DaChan Food Asia, Ltd.............................  3,535,000      544,122
    Dalian Port (PDA) Co., Ltd. Series H.............. 14,226,000    3,576,973
  #*Daqing Dairy Holdings, Ltd........................  3,316,000           --
    Dawnrays Pharmaceutical Holdings, Ltd.............    156,000       35,436
  #*Dynasty Fine Wines Group, Ltd.....................  9,228,600    2,041,602
    Embry Holdings, Ltd...............................    544,000      320,077
   #Evergrande Real Estate Group, Ltd.................  5,087,000    2,694,532
    Evergreen International Holdings, Ltd.............  1,628,000      320,817
    Fantasia Holdings Group Co., Ltd..................  9,902,515    1,775,135
   #Fosun International, Ltd.......................... 14,274,244    9,995,256
    Franshion Properties China, Ltd................... 44,364,580   16,370,336
   #Fufeng Group, Ltd.................................  2,215,000    1,054,086
   #GCL-Poly Energy Holdings, Ltd..................... 35,208,000    9,622,122
   #Global Bio-Chem Technology Group Co., Ltd......... 35,702,360    4,235,884
   *Global Sweeteners Holdings, Ltd................... 10,400,350    1,006,795
   *Glorious Property Holdings, Ltd................... 41,022,000    8,939,366
   *Goldbond Group Holdings, Ltd......................  1,830,000       77,877
    Golden Meditech Holdings, Ltd..................... 11,909,359    1,492,614
    Goldlion Holdings, Ltd............................  1,298,000      726,341
   *GOME Electrical Appliances Holding, Ltd........... 47,272,000    5,678,598

                                     1583

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
    Great Wall Technology Co., Ltd. Series H............  7,550,035 $ 1,569,738
   #Greentown China Holdings, Ltd.......................  8,322,591  17,213,384
   #Guangshen Railway Co., Ltd. Series H................    888,000     384,409
   #Guangshen Railway Co., Ltd. Sponsored ADR...........    426,392   9,103,469
    Guangzhou Automobile Group Co., Ltd. Series H....... 27,145,572  22,797,699
   #Guangzhou R&F Properties Co., Ltd. Series H......... 11,568,714  21,057,174
    Hainan Meilan International Airport Co., Ltd.
      Series H..........................................  1,989,000   1,471,328
   *Hanergy Solar Group, Ltd............................ 40,574,000   2,065,465
    Harbin Electric Co., Ltd. Series H.................. 10,673,474   9,666,317
   *Heng Tai Consumables Group, Ltd..................... 74,825,195   2,004,695
   *Hi Sun Technology, Ltd..............................    423,000      70,266
   #Hidili Industry International Development, Ltd...... 20,082,000   5,904,475
   #HKC Holdings, Ltd................................... 39,674,878   1,612,860
   #Honghua Group, Ltd.................................. 10,343,970   4,413,257
  #*Hopson Development Holdings, Ltd.................... 11,228,000  23,144,319
  #*Hua Han Bio-Pharmaceutical Holdings, Ltd............ 20,438,525   5,533,409
   *Hunan Nonferrous Metal Corp., Ltd. Series H.........    494,443     160,028
   *Huscoke Resources Holdings, Ltd.....................  6,406,000     132,176
    Hutchison Harbour Ring, Ltd.........................  6,830,000     590,412
    Industrial & Commercial Bank of China, Ltd.
      Series H.......................................... 71,682,996  53,985,159
    Inspur International, Ltd........................... 33,726,713   1,305,586
    International Taifeng Holdings, Ltd.................    462,000     130,003
    Ju Teng International Holdings, Ltd................. 11,466,249   5,529,362
   *Kai Yuan Holdings, Ltd.............................. 64,220,000   1,582,972
  #*Kaisa Group Holdings, Ltd........................... 21,380,632   7,218,302
   *Kasen International Holdings, Ltd...................  1,885,000     379,912
    Kingboard Chemical Holdings, Ltd....................  7,717,371  25,617,146
    Kingboard Laminates Holdings, Ltd...................  7,016,500   3,527,826
    Kingway Brewery Holdings, Ltd.......................  3,238,000   1,310,977
    KWG Property Holding, Ltd........................... 20,557,000  15,706,012
    Lai Fung Holdings, Ltd.............................. 53,769,560   1,732,394
    Le Saunda Holdings, Ltd.............................     82,000      29,687
    Lee & Man Paper Manufacturing, Ltd.................. 13,244,000   8,938,478
    Leoch International Technology, Ltd.................  1,278,000     221,104
  #*Li Ning Co., Ltd....................................  1,151,000     771,147
   #Lijun International Pharmaceutical Holding, Ltd.....  3,880,055   1,092,136
    Lingbao Gold Co., Ltd. Series H.....................  4,220,000   1,690,662
    LK Technology Holdings, Ltd.........................    112,500      22,497
   #Lonking Holdings, Ltd...............................  9,166,000   2,387,764
   *Loudong General Nice Resources China Holdings, Ltd.. 21,592,800   1,615,186
  #*Maanshan Iron & Steel Co., Ltd. Series H............ 27,282,000   8,443,956
   #Maoye International Holdings, Ltd...................  7,283,000   1,595,176
  #*Metallurgical Corp of China, Ltd. Series H.......... 23,897,659   4,962,855
    Min Xin Holdings, Ltd...............................  1,654,000     912,670
   *Mingyuan Medicare Development Co., Ltd..............  5,840,264     164,206
    Minmetals Land, Ltd................................. 19,977,205   3,733,536
    Minth Group, Ltd....................................  3,854,000   5,246,915
   *MMG, Ltd............................................  1,424,000     578,490
   *Nan Hai Corp, Ltd................................... 32,700,000     172,851
    NetDragon Websoft, Inc..............................     25,500      34,346
    New World China Land, Ltd........................... 25,450,600  12,734,541
   #New World Department Store China, Ltd...............    565,000     379,585
   #Nine Dragons Paper Holdings, Ltd.................... 19,317,000  16,985,644
   #O-Net Communications Group, Ltd.....................  3,619,000     895,734
    Overseas Chinese Town Asia Holdings, Ltd............    160,000      96,494
   *PAX Global Technology, Ltd..........................    135,000      32,259
    PCD Stores Group, Ltd...............................  4,664,000     655,512
   #Peak Sport Products Co., Ltd........................ 10,288,000   2,004,331
   *PetroAsian Energy Holdings, Ltd..................... 13,966,084     410,027
  #*Poly Property Group Co., Ltd........................ 31,419,488  24,071,892
   *Pou Sheng International Holdings, Ltd...............  9,813,529     694,474

                                     1584

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
CHINA -- (Continued)
   #Powerlong Real Estate Holdings, Ltd...............   9,989,000 $ 2,642,409
  #*Prosperity International Holdings HK, Ltd.........  19,500,000     842,912
    Qingling Motors Co., Ltd. Series H................  12,058,000   3,325,759
    Qunxing Paper Holdings Co., Ltd...................   5,020,071   1,307,462
  #*Real Gold Mining, Ltd.............................   3,137,500   3,564,146
   #Real Nutriceutical Group, Ltd.....................  11,046,000   3,841,465
    Regent Manner International Holdings, Ltd.........     738,000     141,986
  #*Renhe Commercial Holdings Co., Ltd................  45,780,000   4,133,252
   #REXLot Holdings, Ltd..............................  95,781,150   8,271,477
    Royale Furniture Holdings, Ltd....................   5,497,007     545,306
    Samson Holding, Ltd...............................   7,831,452   1,271,476
   *Semiconductor Manufacturing International Corp.... 173,313,000  10,828,134
   *Semiconductor Manufacturing International Corp.
     ADR..............................................   1,331,701   4,048,371
   #Shandong Chenming Paper Holdings, Ltd. Series H...   4,153,318   1,662,791
    Shanghai Industrial Holdings, Ltd.................   8,464,918  30,174,759
   *Shanghai Industrial Urban Development Group, Ltd.. 15,164,000 4,167,632 #Shanghai Jin Jiang International Hotels Group
     Co., Ltd. Series H...............................  17,400,000   3,186,157
    Shanghai Prime Machinery Co., Ltd. Series H.......   8,790,000   1,292,476
   *Shanghai Zendai Property, Ltd.....................  19,155,000     465,159
    Shengli Oil & Gas Pipe Holdings, Ltd..............   9,946,500   1,038,442
    Shenzhen International Holdings, Ltd.............. 110,282,500  14,659,035
    Shenzhen Investment, Ltd..........................  40,044,234  18,398,238
   #Shimao Property Holdings, Ltd.....................  22,765,535  50,399,449
   *Shougang Concord Century Holdings, Ltd............   4,032,299     176,911
   #*Shougang Concord International Enterprises Co.,
     Ltd..............................................  83,508,208   5,703,970
   #Shougang Fushan Resources Group, Ltd..............  43,564,594  18,764,421
   #Shui On Land, Ltd.................................  43,500,603  21,097,080
    Sijia Group Co., Ltd..............................   1,152,649     230,011
    Silver Grant International Industries, Ltd........  20,310,804   3,875,622
   *SIM Technology Group, Ltd.........................  16,989,000     698,706
   *Sino Dragon New Energy Holdings, Ltd..............   1,128,000      27,081
   *Sino Oil & Gas Holdings, Ltd......................  94,765,000   1,993,231
   *Sino Prosper State Gold Resources Holdings, Ltd...   6,424,313     215,410
    Sinofert Holdings, Ltd............................  33,002,000   8,214,418
   *Sinolink Worldwide Holdings, Ltd..................  16,942,508   1,639,128
    SinoMedia Holding, Ltd............................   1,641,139     801,977
   #Sino-Ocean Land Holdings, Ltd.....................  43,523,524  34,821,903
    Sinopec Kantons Holdings, Ltd.....................  12,699,010  10,788,479
    Sinotrans Shipping, Ltd...........................  17,217,916   4,612,482
    Sinotrans, Ltd. Series H..........................  24,315,000   4,450,868
   #Sinotruk Hong Kong, Ltd...........................   9,113,335   6,104,288
   *SITC International Holdings Co., Ltd..............      52,000      18,233
   #Skyworth Digital Holdings, Ltd....................  32,027,796  19,440,913
   *SMI Corp., Ltd....................................  11,728,000     345,729
   #Soho China, Ltd...................................  29,586,388  26,707,600
  #*Solargiga Energy Holdings, Ltd....................  10,560,486     647,171
    Sparkle Roll Group, Ltd...........................     472,000      51,298
   *SPG Land Holdings, Ltd............................   3,730,575   1,375,594
  #*SRE Group, Ltd....................................  41,222,285   1,942,057
    Tak Sing Alliance Holdings, Ltd...................   3,394,391     477,110
   #TCC International Holdings, Ltd...................  13,997,056   4,795,664
    TCL Communication Technology Holdings, Ltd........   1,860,000     555,817
    TCL Multimedia Technology Holdings, Ltd...........   8,874,200   6,216,378
   *Texhong Textile Group, Ltd........................   1,716,000   1,062,198
    Tian An China Investments Co., Ltd................   7,019,000   4,671,066
    Tian Shan Development Holdings, Ltd...............     806,000     191,320
    Tiangong International Co., Ltd...................  15,623,944   4,814,825
    Tianjin Port Development Holdings, Ltd............  12,609,657   1,902,170
    Tianneng Power International, Ltd.................   3,826,280   2,708,668
    Tomson Group, Ltd.................................   2,979,206     845,780
    TPV Technology, Ltd...............................  10,594,496   3,338,036

                                     1585

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
    Travelsky Technology, Ltd. Series H.............. 16,861,500 $   10,437,682
   *Trony Solar Holdings Co., Ltd....................  8,775,000        712,826
    Truly International Holdings, Ltd................ 21,705,500      7,081,461
    VODone, Ltd...................................... 48,158,000      4,159,682
    Wasion Group Holdings, Ltd.......................  5,951,291      3,360,777
    Weiqiao Textile Co., Ltd. Series H...............  7,549,500      3,761,116
    Welling Holding, Ltd.............................     12,000          1,951
   #West China Cement, Ltd........................... 27,792,000      5,374,619
   *Winsway Coking Coal Holdings, Ltd................    829,000        130,492
    Xiamen International Port Co., Ltd. Series H..... 15,252,000      2,125,609
    Xingda International Holdings, Ltd............... 10,726,000      4,761,660
    Xinhua Winshare Publishing & Media Co., Ltd.
      Series H.......................................  4,837,000      2,764,296
   #Xinjiang Goldwind Science & Technology Co.,
     Ltd. Series H...................................  1,354,800        633,551
   #Xinjiang Xinxin Mining Industry Co., Ltd.
     Series H........................................ 10,075,000      2,442,546
    Xiwang Sugar Holdings Co., Ltd................... 11,548,736      1,383,733
   #XTEP International Holdings, Ltd.................  2,745,500      1,175,021
   *Yanchang Petroleum International, Ltd............ 44,770,000      2,885,492
    Yantai North Andre Juice Co......................    236,500         91,485
   #Yip's Chemical Holdings, Ltd.....................    438,000        359,239
   #Youyuan International Holdings, Ltd..............     85,663         20,001
    Yuexiu Property Co., Ltd......................... 75,308,170     27,009,032
   #Yuzhou Properties Co.............................    910,800        253,819
  #*Zhejiang Glass Co., Ltd. Series H................    437,000             --
   *Zhong An Real Estate, Ltd........................  4,695,800        935,147
                                                                 --------------
TOTAL CHINA..........................................             3,116,814,617
                                                                 --------------
COLOMBIA -- (0.1%)
   *Cementos Argos SA................................    216,770      1,343,053
   *Fabricato SA..................................... 18,582,617        753,600
    Grupo de Inversiones Suramericana SA.............    292,841      6,165,560
    Grupo Nutresa SA.................................    139,198      1,958,514
                                                                 --------------
TOTAL COLOMBIA.......................................                10,220,727
                                                                 --------------
CZECH REPUBLIC -- (0.2%)
    CEZ A.S..........................................        298          9,664
    Komercni Banka A.S...............................     28,525      5,775,312
    Pegas Nonwovens SA...............................    147,266      4,104,522
    Telefonica Czech Republic A.S....................    794,609     13,750,851
  #*Unipetrol A.S....................................  1,424,029     12,832,349
                                                                 --------------
TOTAL CZECH REPUBLIC.................................                36,472,698
                                                                 --------------
HONG KONG -- (0.0%)
   *Qualipak International Holdings, Ltd.............        816             86
                                                                 --------------
HUNGARY -- (0.5%)
   *Danubius Hotel & Spa P.L.C.......................    136,180      1,907,276
    EGIS Pharmaceuticals P.L.C.......................     61,204      5,263,331
   *Fotex Holding SE.................................    899,183        624,205
    MOL Hungarian Oil & Gas P.L.C....................    113,066      9,734,138
   #OTP Bank P.L.C...................................  3,828,061     82,321,158
   *PannErgy P.L.C...................................    119,850        236,823
   *Tisza Chemical Group P.L.C.......................    235,486      1,902,544
                                                                 --------------
TOTAL HUNGARY........................................               101,989,475
                                                                 --------------
INDIA -- (7.7%)
    Aban Offshore, Ltd...............................    238,529      1,568,260
   *ABG Shipyard, Ltd................................    260,686      1,868,366
    Adani Enterprises, Ltd...........................  1,564,118      7,433,848
   *Adani Power, Ltd.................................    635,365        732,851
    Aditya Birla Nuvo, Ltd...........................    526,274     11,280,436

                                     1586

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    Ajmera Realty & Infra India, Ltd....................     14,563 $    32,667
    Akzo Nobel India, Ltd...............................     47,267     848,729
    Alembic Pharmaceuticals, Ltd........................    551,802     798,670
   *Alembic, Ltd........................................     54,029      18,610
    Allahabad Bank, Ltd.................................  1,927,170   5,917,467
    Alok Industries, Ltd................................  6,859,055   1,384,588
    Amara Raja Batteries, Ltd...........................     14,826      85,988
    Ambuja Cements, Ltd.................................    274,447   1,044,218
    Amtek Auto, Ltd.....................................  1,125,521   1,626,702
    Amtek India, Ltd....................................    157,469     292,906
    Anant Raj, Ltd......................................  2,058,344   3,170,309
    Andhra Bank, Ltd....................................  2,193,717   4,623,069
   *Ansal Properties & Infrastructure, Ltd..............    106,128      69,517
    Apollo Hospitals Enterprise, Ltd....................    132,030   2,008,637
    Apollo Tyres, Ltd...................................  1,676,970   2,717,154
    Arvind, Ltd.........................................  2,753,142   4,852,928
    Ashok Leyland, Ltd.................................. 18,380,099   8,434,992
    Asian Hotels East, Ltd..............................      1,050       4,192
   *Atul, Ltd...........................................      4,892      33,321
    Aurobindo Pharma, Ltd...............................  1,002,631   3,539,245
    Bajaj Finance, Ltd..................................     83,069   2,018,319
    Bajaj Finserv, Ltd..................................      2,335      37,274
    Bajaj Hindusthan, Ltd...............................  4,307,376   1,893,617
    Bajaj Holdings & Investment, Ltd....................    357,463   6,502,969
    Balkrishna Industries, Ltd..........................      3,169      16,747
    Ballarpur Industries, Ltd...........................  4,048,511   1,731,993
    Balmer Lawrie & Co., Ltd............................     66,603     833,028
   *Balrampur Chini Mills, Ltd..........................  2,524,982   2,171,228
    Bank of Baroda......................................    797,959  13,001,357
    Bank of India.......................................  1,696,673  11,271,735
    Bank of Maharashtra, Ltd............................  1,502,238   1,667,654
    BEML, Ltd...........................................    190,772     953,122
    BGR Energy Systems, Ltd.............................    137,577     628,372
    Bharat Electronics, Ltd.............................      6,450     154,240
    Bhushan Steel, Ltd..................................  1,116,084   9,381,060
    Birla Corp., Ltd....................................    126,693     697,774
   *Bombay Burmah Trading Co............................      1,746       4,237
    Bombay Dyeing & Manufacturing Co., Ltd..............    685,919   1,530,380
   *Bombay Rayon Fashions, Ltd..........................     58,457     281,339
    Brigade Enterprises, Ltd............................     12,490      18,654
    Cairn India, Ltd....................................  4,583,222  27,944,946
    Canara Bank.........................................  1,406,261  12,699,099
    Central Bank of India...............................  3,204,753   5,086,948
    Century Textiles & Industries, Ltd..................    389,921   2,855,577
    Chambal Fertilizers & Chemicals, Ltd................  1,593,911   2,013,857
   *Chettinad Cement Corp., Ltd.........................        181       3,112
    City Union Bank, Ltd................................  1,450,289   1,689,484
   *Claris Lifesciences, Ltd............................     36,811     155,325
    Coromandel International, Ltd.......................     56,625     239,571
    Corporation Bank....................................    357,471   3,067,959
   *Cranes Software International, Ltd..................    114,443       6,960
    Dalmia Bharat, Ltd..................................    159,852     540,137
   *DB Realty, Ltd......................................  1,242,123   3,211,939
    DCM Shriram Consolidated, Ltd.......................    234,771     295,870
    Deepak Fertilisers & Petrochemicals Corp., Ltd......    424,886     893,777
   *DEN Networks, Ltd...................................      8,713      37,181
    Dena Bank...........................................    939,377   1,960,417
   *Development Credit Bank, Ltd........................  2,795,239   2,442,517
    Dewan Housing Finance Corp., Ltd....................    115,020     451,034
    Dishman Pharmaceuticals & Chemicals, Ltd............     60,983     125,058
    DLF, Ltd............................................  6,807,600  35,664,013

                                     1587

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
   *Dredging Corp. of India, Ltd.......................     66,613 $    271,706
    E.I.D. - Parry (India), Ltd........................    828,911    2,791,149
    Edelweiss Financial Services, Ltd..................  1,091,035      684,362
    Educomp Solutions, Ltd.............................    861,737    2,084,664
    Eicher Motors, Ltd.................................     36,814    1,940,417
    EIH, Ltd...........................................    877,249    1,150,445
    Elder Pharmaceuticals, Ltd.........................    136,186      983,941
    Electrosteel Casings, Ltd..........................    815,359      394,169
    Era Infra Engineering, Ltd.........................  1,037,780    2,627,435
    Escorts, Ltd.......................................  1,272,669    1,627,556
    Ess Dee Aluminium, Ltd.............................     11,608       71,040
   *Essar Oil, Ltd.....................................  1,456,017    2,390,620
    Essar Ports, Ltd...................................    636,708    1,041,778
   *Essar Shipping, Ltd................................    288,928      147,340
    Essel Propack, Ltd.................................    750,981      511,549
    FDC, Ltd...........................................      3,179        5,532
    Federal Bank, Ltd..................................  1,722,798   16,474,250
   *Federal-Mogul Goetze (India), Ltd..................      4,531       17,124
    Financial Technologies (India), Ltd................     31,204      660,469
    Finolex Cables, Ltd................................    530,760      578,544
    Finolex Industries, Ltd............................    695,629    1,039,687
   *Fortis Healthcare, Ltd.............................  1,308,422    2,723,214
    Future Capital Holdings, Ltd.......................    273,553      932,921
    GAIL India, Ltd....................................    381,180    2,472,472
    Gammon India, Ltd..................................    487,594      330,808
    Gateway Distriparks, Ltd...........................    231,605      588,411
    Geodesic, Ltd......................................    130,950       38,203
    Gitanjali Gems, Ltd................................    778,020    8,282,904
    Glodyne Technoserve, Ltd...........................      7,350        2,218
    Godfrey Phillips India, Ltd........................        535       33,650
    Graphite India, Ltd................................    547,257      874,342
    Grasim Industries, Ltd.............................     15,142      854,583
    Great Eastern Shipping Co., Ltd....................  1,015,463    4,661,142
   *GTL Infrastructure, Ltd............................  2,771,207      174,674
    Gujarat Alkalies & Chemicals, Ltd..................    443,869    1,154,534
    Gujarat Fluorochemicals, Ltd.......................    235,080    1,292,155
    Gujarat Narmada Valley Fertilizers Co., Ltd........    715,310    1,102,214
    Gujarat NRE Coke, Ltd..............................  3,020,584    1,158,747
    Gujarat State Fertilisers & Chemicals, Ltd.........  2,186,080    2,737,220
    Gujarat State Petronet, Ltd........................    563,977      769,763
    Gulf Oil Corp., Ltd................................    239,031      350,058
    HBL Power Systems, Ltd.............................    341,497       97,456
    HCL Infosystems, Ltd...............................  1,216,437      827,997
    HEG, Ltd...........................................    140,383      541,433
   *HeidelbergCement India, Ltd........................    643,197      583,345
   *Hexa Tradex, Ltd...................................    319,009      217,371
    Hexaware Technologies, Ltd.........................    539,392      798,334
    Hindalco Industries, Ltd........................... 16,705,416   36,397,974
    Hinduja Global Solutions, Ltd......................     63,466      354,896
    Hinduja Ventures, Ltd..............................     67,133      710,722
   *Hindustan Construction Co., Ltd....................  6,741,542    2,269,216
   *Hotel Leelaventure, Ltd............................  1,587,388      808,310
   *Housing Development & Infrastructure, Ltd..........  4,919,930    7,109,596
    HSIL, Ltd..........................................    187,119      445,407
    ICICI Bank, Ltd....................................    625,437   13,945,892
   #ICICI Bank, Ltd. Sponsored ADR.....................  3,516,406  161,051,395
    IDBI Bank, Ltd.....................................  3,116,338    6,265,991
   *Idea Cellular, Ltd.................................  4,508,973    9,556,144
    IDFC, Ltd..........................................  6,072,777   19,403,819
    IFCI, Ltd..........................................  6,602,323    4,394,559
   *IL&FS Transportation Networks, Ltd.................      6,581       24,530

                                     1588

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
INDIA -- (Continued)
    India Cements, Ltd..................................  3,329,392 $ 5,438,563
    India Infoline, Ltd.................................  2,845,740   4,533,243
    Indiabulls Financial Services, Ltd..................  1,795,884  11,023,367
   *Indiabulls Infrastructure and Power, Ltd............ 10,676,958   1,314,694
   *Indiabulls Real Estate, Ltd.........................  2,937,281   4,247,969
    Indian Bank.........................................  1,269,647   4,813,132
    Indian Hotels Co., Ltd..............................  3,971,848   4,679,493
    Indian Overseas Bank................................  2,980,762   4,554,015
    Indo Rama Synthetics (India), Ltd...................     78,936      36,770
    IndusInd Bank, Ltd..................................    476,980   3,901,396
    Infotech Enterprises, Ltd...........................     26,080      85,453
    ING Vysya Bank, Ltd.................................    289,910   3,224,858
    Ingersoll-Rand India, Ltd...........................     28,609     246,963
    Ipca Laboratories, Ltd..............................      8,848      81,793
    ISMT, Ltd...........................................     56,119      22,776
   *IVRCL Infrastructures & Projects, Ltd...............  4,406,969   2,839,411
    J.B. Chemicals & Pharmaceuticals, Ltd...............    373,888     594,420
    Jai Corp., Ltd......................................    791,096   1,085,155
   *Jain Irrigation Systems, Ltd........................    773,825   1,093,188
    Jaiprakash Associates, Ltd.......................... 18,602,264  30,493,000
    Jammu & Kashmir Bank, Ltd...........................    286,979   7,394,816
    Jaypee Infratech, Ltd...............................    601,361     562,799
    JBF Industries, Ltd.................................    182,383     430,055
   *Jet Airways (India), Ltd............................    113,716   1,334,704
    Jindal Poly Films, Ltd..............................    213,703     681,374
    Jindal Saw, Ltd.....................................  2,076,447   4,231,789
   *Jindal South West Holdings, Ltd.....................        364       4,132
   *Jindal Stainless, Ltd...............................    793,429     940,792
    JK Cement, Ltd......................................    127,500     772,942
    JK Lakshmi Cement, Ltd..............................    333,828     914,418
    JM Financial, Ltd...................................  4,338,177   1,670,452
    JSW Energy, Ltd.....................................  4,846,066   6,470,958
   *JSW ISPAT Steel, Ltd................................  4,724,692   1,020,389
    JSW Steel, Ltd......................................  1,467,112  24,229,380
    Jubilant Organosys, Ltd.............................    544,611   2,218,111
    Jyothy Laboratories, Ltd............................        764       2,164
    Kakinada Fertilizers, Ltd...........................  2,082,494     438,894
    Kalpataru Power Transmission, Ltd...................    193,543     350,807
   *Kalyani Investment Co., Ltd.........................      5,235      31,997
    Karnataka Bank, Ltd.................................  2,195,065   6,790,400
    Karur Vysya Bank, Ltd...............................    283,346   2,814,063
   *Karuturi Global, Ltd................................    926,841      51,446
    KEC International, Ltd..............................    346,463     398,423
    Kesoram Industries, Ltd.............................    187,382     429,559
   *Kingfisher Airlines, Ltd............................  2,060,576     493,375
   *Kirloskar Brothers, Ltd.............................      2,141       6,652
    Kirloskar Industries, Ltd...........................      2,387      17,479
    Kirloskar Oil Engines, Ltd..........................    319,272   1,240,136
    KSB Pumps, Ltd......................................      7,582      26,538
   *KSK Energy Ventures, Ltd............................     18,735      20,621
    Lakshmi Machine Works, Ltd..........................        318      13,031
    Lakshmi Vilas Bank, Ltd.............................    457,710     892,357
    Madras Cements, Ltd.................................    437,843   1,989,901
   *Mahanagar Telephone Nigam, Ltd......................  2,697,641   1,258,513
  #*Mahanagar Telephone Nigam, Ltd. ADR.................    100,249      80,199
    Maharashtra Scooters, Ltd...........................        519       4,684
    Maharashtra Seamless, Ltd...........................    194,873     877,090
    Mahindra Lifespace Developers, Ltd..................    141,617   1,100,433
   *Man Infraconstruction, Ltd..........................      1,968       6,734
   *Manaksia, Ltd.......................................     78,643      65,065
    McLeod Russel (India), Ltd..........................    566,069   3,856,841

                                     1589

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
   *Mercator Lines, Ltd................................  2,216,725 $    824,021
   *Merck, Ltd.........................................     23,188      287,624
    MindTree, Ltd......................................     13,648      203,662
    Monnet Ispat, Ltd..................................    183,497      867,699
    Motilal Oswal Financial Services, Ltd..............      4,955       10,094
    Mphasis, Ltd.......................................     37,279      260,831
    MRF, Ltd...........................................     13,173    3,255,511
   *Mukand, Ltd........................................     93,424       52,585
    Nagarjuna Construction Co., Ltd....................  3,021,178    2,647,317
   *Nagarjuna Oil Refinery, Ltd........................  1,691,878      151,314
    Nahar Capital & Financial Services, Ltd............     16,801       14,083
    National Aluminium Co., Ltd........................  1,406,861    1,304,118
    Nava Bharat Ventures, Ltd..........................     27,806      102,507
    NIIT Technologies, Ltd.............................    414,897    2,100,467
    NIIT, Ltd..........................................  1,287,158      654,942
    Noida Toll Bridge Co., Ltd.........................    336,090      140,445
    OCL India, Ltd.....................................     61,362      175,786
   *OMAXE, Ltd.........................................    771,282    2,355,252
   *Orbit Corp., Ltd...................................    431,838      359,503
    Orchid Chemicals & Pharmaceuticals, Ltd............    609,939      999,611
    Orient Paper & Industries, Ltd.....................    542,900      803,102
    Oriental Bank of Commerce..........................  1,002,858    6,315,563
   *Oswal Chemical & Fertilizers, Ltd..................    490,659      260,576
   *Panacea Biotec, Ltd................................     21,473       51,984
   *Parsvnath Developers, Ltd..........................  1,662,316    1,288,253
    Peninsula Land, Ltd................................    291,682      372,152
    Petronet LNG, Ltd..................................  1,048,636    2,986,009
    Piramal Enterprises, Ltd...........................    706,240    7,464,858
   *Plethico Pharmaceuticals, Ltd......................    210,749    1,401,233
    Polaris Financial Technology, Ltd..................    641,382    1,381,396
    Polyplex Corp., Ltd................................     22,174       83,039
    Power Finance Corp., Ltd...........................     16,793       66,178
    Prism Cement, Ltd..................................    389,471      314,728
   *PTC India Financial Services, Ltd..................    387,338      118,298
    PTC India, Ltd.....................................  3,312,982    4,831,966
    Punj Lloyd, Ltd....................................  3,350,373    3,327,248
    Punjab & Sind Bank.................................    116,252      157,636
    Rain Commodities, Ltd..............................  1,420,339      906,837
    Rajesh Exports, Ltd................................    287,502      729,806
    Raymond, Ltd.......................................    281,176    1,986,899
    REI Agro, Ltd......................................  4,726,576      894,130
   *REI Six Ten Retail, Ltd............................    217,681       14,498
    Reliance Capital, Ltd..............................  1,987,403   17,764,359
    Reliance Communications, Ltd.......................  8,241,647   12,846,144
    Reliance Industries, Ltd........................... 19,491,549  325,163,966
    Reliance Industries, Ltd. Sponsored GDR............    107,000    3,582,360
   *Reliance Power, Ltd................................  9,053,677   15,742,247
    Rolta (India), Ltd.................................  1,719,900    2,037,021
    Ruchi Soya Industries, Ltd.........................  1,722,168    2,253,065
    Rural Electrification Corp., Ltd...................  2,768,400   12,600,953
   *S. Kumars Nationwide, Ltd..........................  2,532,190      553,657
    Sesa Goa, Ltd......................................  5,801,167   20,339,682
   *Shipping Corp. of India, Ltd.......................  2,152,868    2,189,210
    Shiv-Vani Oil & Gas Exploration Services, Ltd......     93,090      109,813
   *Shree Renuka Sugars, Ltd...........................  7,048,981    3,899,605
    Simplex Infrastructures, Ltd.......................      2,212        7,645
    Sintex Industries, Ltd.............................  3,137,001    3,704,277
    SKF (India), Ltd...................................        453        4,935
    Sobha Developers, Ltd..............................    489,167    3,940,878
    South Indian Bank, Ltd.............................  9,724,062    4,969,449
    SREI Infrastructure Finance, Ltd...................  1,470,670    1,021,808

                                     1590

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
INDIA -- (Continued)
    SRF, Ltd.........................................    286,510 $    1,042,935
    State Bank of Bikaner & Jaipur...................     32,697        291,342
    State Bank of India..............................  2,228,831    101,928,034
    State Bank of India Sponsored GDR................      5,732        538,838
    Steel Authority of India, Ltd....................  9,382,450     15,264,226
   *Sterling Biotech, Ltd............................    828,624         88,905
    Sterlite Industries (India), Ltd.................  5,746,256     12,276,451
   #Sterlite Industries (India), Ltd. ADR............  2,573,639     21,850,195
    Sterlite Technologies, Ltd.......................  1,812,956      1,078,090
    Strides Arcolab, Ltd.............................     32,442        663,994
    Styrolution ABS India, Ltd.......................     28,114        353,359
    Sundaram Finance, Ltd............................      6,602         60,858
    Sundram Fastners, Ltd............................     55,097         50,833
   *Suzlon Energy, Ltd............................... 14,019,450      6,690,021
    Syndicate Bank...................................  2,298,219      5,844,861
    Tamilnadu Newsprint & Papers, Ltd................     58,711        115,152
    Tata Chemicals, Ltd..............................  1,150,108      7,726,769
    Tata Communications, Ltd.........................    857,537      3,733,234
    Tata Investment Corp., Ltd.......................     35,250        300,084
    Tata Steel, Ltd..................................  6,530,078     49,975,512
    Tata Tea, Ltd....................................  4,929,114     13,878,713
   *Techno Electric & Engineering Co., Ltd...........      4,235         15,038
   *Teledata Marine Solutions, Ltd...................    267,258          1,507
    Time Technoplast, Ltd............................    498,379        451,474
    Titagarh Wagons, Ltd.............................    106,381        641,278
    Transport Corp. of India, Ltd....................     21,276         28,406
    Trent, Ltd.......................................     18,226        392,535
    Triveni Turbine, Ltd.............................    234,235        255,198
    Tube Investments of India, Ltd...................    548,677      2,005,470
   *Tulip IT Services, Ltd...........................    621,866        220,616
   *TV18 Broadcast, Ltd..............................    774,330        490,694
    UCO Bank.........................................  2,836,237      4,041,543
    Uflex, Ltd.......................................    451,319        795,561
    Unichem Laboratories, Ltd........................    186,357        659,279
    Union Bank of India, Ltd.........................    797,003      3,844,722
   *Unitech, Ltd..................................... 25,504,208     17,772,213
   *United Bank of India.............................    108,308        150,640
    United Phosphorus, Ltd...........................  2,939,671      7,391,403
    United Spirits, Ltd..............................     41,486      1,407,079
   *Usha Martin, Ltd.................................  1,761,086        984,922
   *Vardhman Special Steels, Ltd.....................     17,186          9,060
    Vardhman Textiles, Ltd...........................    108,039        542,652
    Videocon Industries, Ltd.........................  1,007,024      3,851,593
    Vijaya Bank, Ltd.................................  2,405,050      2,679,932
    Voltamp Transformers, Ltd........................        724          5,242
    Welspun Corp., Ltd...............................  1,848,725      3,425,429
   *Wockhardt, Ltd...................................      8,887        292,148
   *Zee Learn, Ltd...................................    211,836        110,878
    Zensar Technologies, Ltd.........................     11,250         53,465
    Zuari Agro Chemicals, Ltd........................    128,304        559,868
    Zuari Global, Ltd................................     89,630        149,018
    Zylog Systems, Ltd...............................     44,884         33,544
                                                                 --------------
TOTAL INDIA..........................................             1,497,113,767
                                                                 --------------
INDONESIA -- (2.7%)
   *PT Lippo Cikarang Tbk............................    560,500        220,181
    PT Adaro Energy Tbk.............................. 74,452,500     12,617,916
    PT Adhi Karya Persero Tbk........................ 10,869,617      2,236,980
   *PT Agis Tbk...................................... 57,627,500      2,307,196
    PT Agung Podomoro Land Tbk.......................  5,496,500        231,494
   *PT Alam Sutera Realty Tbk........................ 23,748,000      1,878,246

                                     1591

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES       VALUE++
                                                      ------------- -----------
INDONESIA -- (Continued)
    PT Aneka Tambang Persero Tbk.....................    68,905,000 $ 9,627,989
    PT Asahimas Flat Glass Tbk.......................     5,277,000   4,411,428
    PT Astra Graphia Tbk.............................     4,213,000     649,683
   *PT Bakrie & Brothers Tbk......................... 1,056,525,750   2,169,444
    PT Bakrie Sumatera Plantations Tbk...............   182,168,500   1,705,540
   *PT Bakrie Telecom Tbk............................   288,731,000   1,483,973
   *PT Bakrieland Development Tbk....................   623,458,520   3,458,427
    PT Bank Bukopin Tbk..............................    61,873,833   4,258,226
    PT Bank Danamon Indonesia Tbk....................    34,396,054  21,537,917
    PT Bank Mandiri Persero Tbk......................    59,143,431  54,983,768
    PT Bank Negara Indonesia Persero Tbk.............   118,251,941  47,667,381
   *PT Bank Pan Indonesia Tbk........................   150,362,201  10,203,247
   *PT Bank Pembangunan Daerah Jawa Barat Dan Banten
     Tbk.............................................    13,107,000   1,616,190
   *PT Bank Permata Tbk..............................       381,272      55,609
    PT Bank Tabungan Negara Persero Tbk..............    57,911,527   9,642,491
   *PT Barito Pacific Tbk............................    15,238,500     625,824
   *PT Benakat Petroleum Energy Tbk..................    22,809,000     362,935
   *PT Berau Coal Energy Tbk.........................    18,866,000     446,320
   *PT Berlian Laju Tanker Tbk.......................   128,161,466          --
   *PT Bhakti Investama Tbk..........................   283,650,700  14,425,402
    PT Bisi International Tbk........................     9,045,500     743,873
   *PT Borneo Lumbung Energi & Metal Tbk.............     1,449,500      72,984
   *PT Budi Acid Jaya Tbk............................    15,362,000     183,450
   *PT Bumi Resources Minerals Tbk...................       541,000      13,057
    PT Bumi Resources Tbk............................   238,608,500  16,664,578
    PT Bumi Serpong Damai Tbk........................    19,383,000   2,788,810
   *PT Central Proteinaprima Tbk.....................   178,071,500     475,345
    PT Charoen Pokphand Indonesia Tbk................    57,511,830  22,940,283
    PT Ciputra Development Tbk.......................   112,783,500  10,660,289
    PT Ciputra Property Tbk..........................     7,091,000     502,829
    PT Ciputra Surya Tbk.............................    16,634,000   4,359,056
    PT Clipan Finance Indonesia Tbk..................     2,995,500     140,013
   *PT Darma Henwa Tbk...............................   246,575,442   1,265,906
   *PT Davomas Adabi Tbk.............................   138,239,500     709,648
   *PT Delta Dunia Makmur Tbk........................    19,090,500     421,760
   *PT Elnusa Tbk....................................    27,207,500     488,870
   *PT Energi Mega Persada Tbk.......................   584,864,378   5,587,495
    PT Ever Shine Textile Tbk........................    19,342,215     315,751
   *PT Exploitasi Energi Indonesia Tbk...............    22,879,500     822,625
    PT Gajah Tunggal Tbk.............................    24,993,500   5,783,535
   *PT Garuda Indonesia Persero Tbk..................     7,494,500     500,629
    PT Global Mediacom Tbk...........................    84,250,500  18,827,186
    PT Gozco Plantations Tbk.........................    30,615,400     601,011
   *PT Great River International Tbk.................     1,788,000          --
    PT Gudang Garam Tbk..............................     3,519,000  18,736,664
    PT Holcim Indonesia Tbk..........................    15,667,000   4,990,876
   *PT Indah Kiat Pulp & Paper Corp. Tbk.............    32,693,500   2,417,637
    PT Indika Energy Tbk.............................    29,492,000   4,455,368
    PT Indofood Sukses Makmur Tbk....................    61,606,500  38,160,654
   *PT Indomobil Sukses Internasional Tbk............        91,500      48,383
    PT Indorama Synthetics Tbk.......................        41,500       5,733
    PT Intiland Development Tbk......................    38,428,500   1,322,231
    PT Japfa Comfeed Indonesia Tbk...................     5,485,250   3,945,820
    PT Jaya Real Property Tbk........................    25,528,000   8,911,211
   *PT Kawasan Industri Jababeka Tbk.................   297,838,000   7,191,252
    PT Lautan Luas Tbk...............................     1,040,000      81,141
    PT Lippo Karawaci Tbk............................   297,485,437  31,481,268
    PT Matahari Putra Prima Tbk......................    35,957,400   4,513,078
   *PT Mayorah Indah Tbk.............................     7,016,572  14,824,611
    PT Medco Energi Internasional Tbk................    26,914,500   4,340,787
    PT Media Nusantara Citra Tbk.....................     5,011,094   1,223,267

                                     1592

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
INDONESIA -- (Continued)
   *PT Mitra International Resources Tbk..............  32,641,160 $    365,286
   *PT Mutlipolar Corporation Tbk.....................   2,803,500       95,040
   *PT Nusantara Infrastructure Tbk...................   1,708,500       34,932
    PT Pabrik Kertas Tjiwi Kimia Tbk..................     246,000       49,514
    PT Pan Brothers Tbk...............................      87,500        3,591
   *PT Panasia Indo Resources Tbk.....................     403,200       33,945
   *PT Panin Financial Tbk............................ 251,660,000    4,550,373
    PT Panin Insurance Tbk............................  30,949,000    1,904,148
    PT Pembangunan Perumahan Persero Tbk..............  15,798,000    1,409,721
   *PT Perusahaan Perkebunan London Sumatra Indonesia
     Tbk..............................................  27,593,384    6,244,521
   *PT Petrosea Tbk...................................   1,734,000      345,963
   *PT Polychem Indonesia Tbk.........................  17,280,000      630,102
    PT Ramayana Lestari Sentosa Tbk...................  23,587,500    2,831,518
   *PT Salim Ivomas Pratama Tbk.......................     517,500       58,466
    PT Sampoerna Agro Tbk.............................  11,105,941    2,651,898
    PT Samudera Indonesia Tbk.........................     267,500      111,271
    PT Selamat Sempurna Tbk...........................  13,932,500    3,433,220
   *PT Sentul City Tbk................................ 292,015,500    7,656,111
    PT Sinar Mas Agro Resources & Technology Tbk......   7,808,900    5,539,121
    PT Sinar Mas Multiartha Tbk.......................       2,000          929
    PT Summarecon Agung Tbk...........................  24,572,357    4,770,307
   *PT Sunson Textile Manufacturer Tbk................   6,012,000       80,461
   *PT Surya Dumai Industri Tbk.......................   5,145,000           --
    PT Surya Toto Indonesia Tbk.......................     464,000      312,817
   *PT Suryainti Permata Tbk..........................  17,378,000      158,793
    PT Tiga Pilar Sejahtera Food Tbk..................  30,840,222    3,611,010
    PT Timah Persero Tbk..............................  36,293,400    6,151,890
    PT Trias Sentosa Tbk..............................     336,500       11,928
   *PT Trimegah Securities Tbk........................  33,553,000      406,825
   *PT Truba Alam Manunggal Engineering Tbk........... 129,244,500      663,473
    PT Tunas Baru Lampung Tbk.........................  17,379,500      849,155
    PT Tunas Ridean Tbk...............................  42,848,500    3,959,024
    PT Ultrajaya Milk Industry & Trading Co. Tbk......  13,937,500    2,362,438
    PT Unggul Indah Cahaya Tbk........................     371,435       76,270
    PT United Tractors Tbk............................   3,510,500    7,137,154
    PT Vale Indonesia Tbk.............................  41,280,500   11,650,448
    PT Wijaya Karya Persero Tbk.......................  19,539,502    3,312,281
                                                                   ------------
TOTAL INDONESIA.......................................              533,806,715
                                                                   ------------
ISRAEL -- (0.0%)
    Delta-Galil Industries, Ltd.......................          --            6
   *Electra Real Estate, Ltd..........................          --           --
    Elron Electronic Industries, Ltd..................           1            3
   *Feuchtwanger Investments, Ltd.....................      10,500           34
   *Formula Systems (1985), Ltd.......................          --           --
   *Formula Vision Technologies, Ltd..................          --           --
   *Israel Steel Mills, Ltd...........................      97,000        1,020
   *Kardan Israel, Ltd................................          --           --
   *Knafaim Holdings, Ltd.............................      69,033      188,365
   *Koor Industries, Ltd..............................           1           13
   *Liberty Properties, Ltd...........................       2,533       20,870
    Mivtach Shamir Holdings, Ltd......................      31,217      710,607
   *Naphtha Israel Petroleum Corp., Ltd...............          --            1
                                                                   ------------
TOTAL ISRAEL..........................................                  920,919
                                                                   ------------
MALAYSIA -- (2.9%)
   *Adventa Berhad....................................      62,000        5,378
    Affin Holdings Berhad.............................   9,611,900   10,178,802
    AirAsia Berhad....................................   9,975,300    8,915,686
   *Alam Maritim Resources Berhad.....................   4,385,100    1,185,019
    Alliance Financial Group Berhad...................  16,295,200   22,396,191

                                     1593

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
    AMMB Holdings Berhad................................ 22,188,962 $45,428,297
    Ann Joo Resources Berhad............................  2,955,100   1,236,150
    APM Automotive Holdings Berhad......................  1,250,200   2,260,096
    Apollo Food Holdings Berhad.........................     18,600      19,374
    Asas Dunia Berhad...................................    252,800     115,611
    Batu Kawan Berhad...................................  2,078,750  12,329,289
   *Berjaya Assets Berhad...............................    171,900      48,112
    Berjaya Corp. Berhad................................ 34,716,180   5,977,448
    Berjaya Land Berhad................................. 13,220,000   3,529,994
    BIMB Holdings Berhad................................  4,700,400   4,568,499
    BLD Plantation Berhad...............................      6,600      17,675
   *Bolton Berhad.......................................  1,352,400     348,175
   *Boustead Heavy Industries Corp. Berhad..............    123,300      86,432
    Boustead Holdings Berhad............................  7,173,198  11,174,146
    Cahya Mata Sarawak Berhad...........................  1,995,200   1,939,221
    CB Industrial Product Holding Berhad................    590,800     503,970
    Chemical Co. of Malaysia Berhad.....................    250,300      69,249
    Chin Teck Plantations Berhad........................    309,100     883,672
    Coastal Contracts Berhad............................  2,607,100   1,703,588
    CSC Steel Holdings Berhad...........................  2,469,800     945,989
    Cycle & Carriage Bintang Berhad.....................    241,300     215,730
   *Datuk Keramik Holdings Berhad.......................    127,000          --
    Dijaya Corp. Berhad.................................  1,384,500     454,697
    DRB-Hicom Berhad.................................... 16,358,800  13,532,458
    Eastern & Oriental Berhad........................... 14,165,515   6,976,210
    ECM Libra Financial Group Berhad....................  7,270,726   2,036,219
   *Elk-Desa Resources Berhad...........................    425,853     174,069
    Evergreen Fibreboard Berhad.........................  3,612,526     697,512
    Faber Group Berhad..................................  3,302,100   1,516,790
    Far East Holdings Berhad............................    403,800     923,209
   *Fountain View Development Berhad....................  2,573,200          --
    Gamuda Berhad.......................................  1,852,500   2,218,151
    Genting (Malaysia) Berhad........................... 13,149,600  15,535,006
    Genting Plantations Berhad..........................    400,300   1,061,104
    Globetronics Technology Berhad......................    898,800     504,649
    Glomac Berhad.......................................  4,619,400   1,271,366
   *Goldis Berhad.......................................  3,042,225   1,960,588
   *Green Packet Berhad.................................     39,400       5,125
    GuocoLand (Malaysia) Berhad.........................  1,321,700     353,156
    Hap Seng Consolidated Berhad........................ 13,506,100   7,085,073
    Hap Seng Plantations Holdings Berhad................  3,664,700   3,232,621
    Hiap Teck Venture Berhad............................    183,300      24,775
    Hong Leong Financial Group Berhad...................  2,173,251   9,625,191
    Hong Leong Industries Berhad........................  1,233,000   1,745,619
   *Hua Yang Berhad.....................................    140,200      73,168
   *Hubline Berhad......................................  6,941,850     133,950
   *Hunza Properties Berhad.............................  1,023,300     486,838
    Hwang-DBS (Malaysia) Berhad.........................    925,100   1,107,148
    IGB Corp. Berhad.................................... 14,898,690  11,208,955
   *IGB Real Estate Investment Trust....................  1,145,343     501,275
    IJM Corp. Berhad.................................... 22,052,159  35,786,469
    IJM Land Berhad.....................................  5,580,300   3,864,363
    IJM Plantations Berhad..............................    514,200     489,831
   *Inch Kenneth Kajang Rubber Berhad...................    654,000     201,049
   *Insas Berhad........................................  5,046,748     682,083
    Integrax Berhad.....................................    936,300     386,011
    Iris Corp. Berhad...................................  5,552,600     294,462
   *Jaks Resources Berhad...............................  6,197,900     678,484
    Jaya Tiasa Holdings Berhad..........................  3,981,633   2,410,252
    JCY International Berhad............................  4,953,300   1,003,676
    K & N Kenanga Holdings Berhad.......................  3,187,800     595,161

                                     1594

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
MALAYSIA -- (Continued)
   *Karambunai Corp. Berhad............................. 19,239,800 $   713,101
    Keck Seng (Malaysia) Berhad.........................  2,515,500   3,379,580
    Kian Joo Can Factory Berhad.........................  4,485,080   3,221,107
   *KIG Glass Industrial Berhad.........................    260,000       2,510
    Kim Loong Resources Berhad..........................    499,100     354,958
   *Kinsteel Berhad.....................................  8,377,300     781,580
    KLCC Property Holdings Berhad.......................  6,568,600  13,294,299
   *KNM Group Berhad.................................... 16,530,225   2,553,528
    Knusford Berhad.....................................     73,800      40,309
    KrisAssets Holdings Berhad..........................    210,377       4,376
   *KSL Holdings Berhad.................................    994,966     531,303
   *KUB (Malaysia) Berhad...............................  6,366,600     830,590
    Kulim (Malaysia) Berhad.............................  9,703,300  11,255,203
    Kumpulan Fima Berhad................................  2,228,400   1,305,742
    Kumpulan Perangsang Selangor Berhad.................  1,741,700     523,437
    Kwantas Corp. Berhad................................    288,400     170,887
   *Land & General Berhad...............................  6,674,900     827,020
   *Landmarks Berhad....................................  4,118,808   1,292,051
    LBS Bina Group Berhad...............................    430,700     118,492
    Lingui Development Berhad...........................  1,356,814     707,455
   *Lion Corp. Berhad...................................  1,371,081     143,461
    Lion Diversified Holdings Berhad....................  4,064,800     360,087
    Lion Forest Industries Berhad.......................     46,348      18,909
    Lion Industries Corp. Berhad........................  8,025,281   2,428,781
    Mah Sing Group Berhad...............................  2,816,400   2,068,580
    Malayan Flour Mills Berhad..........................  1,506,350     587,138
    Malaysia Airports Holdings Berhad...................  2,250,185   3,991,962
   *Malaysian Airline System Berhad.....................  4,151,400     922,381
    Malaysian Bulk Carriers Berhad......................  4,013,525   1,730,902
    Malaysian Pacific Industries Berhad.................    939,475     758,994
    Malaysian Resources Corp. Berhad....................  7,420,700   3,317,671
    MBM Resources Berhad................................  2,406,003   2,697,558
    Media Chinese International, Ltd....................    185,100      66,674
    Media Prima Berhad..................................    551,000     395,463
    Mega First Corp. Berhad.............................  1,154,600     594,991
   *Metroplex Berhad....................................    817,000          --
   *MISC Berhad.........................................  6,703,204   9,598,761
   *MK Land Holdings Berhad.............................  9,637,500     962,262
    MKH Berhad..........................................  1,298,659     731,457
    MMC Corp. Berhad.................................... 14,062,880  11,032,634
    MNRB Holdings Berhad................................  1,349,900   1,095,517
    Mudajaya Group Berhad...............................  3,430,500   2,826,794
    Muhibbah Engineering Berhad.........................  5,415,300   1,480,997
   *Mulpha International Berhad......................... 31,821,100   3,941,911
    Multi-Purpose Holdings Berhad.......................  1,682,700   1,782,165
    MWE Holdings Berhad.................................    290,400     151,360
    Naim Holdings Berhad................................  2,214,900   1,340,018
    NCB Holdings Berhad.................................  2,451,500   3,519,166
    Negri Sembilan Oil Palms Berhad.....................    167,600     299,254
    Oriental Holdings Berhad............................  3,680,879   9,987,924
    Oriental Interest Berhad............................    139,100      55,968
    OSK Holdings Berhad.................................  7,069,371   3,319,585
    P.I.E. Industrial Berhad............................    323,600     448,527
    Pacific & Orient Berhad.............................    283,730     114,983
    Panasonic Manufacturing (Malaysia) Berhad...........    383,380   2,492,786
   *ParaCorp Berhad.....................................    252,000         811
    Paramount Corp. Berhad..............................  1,049,300     523,374
    PBA Holdings Berhad.................................  1,352,900     379,144
    Pelikan International Corp. Berhad..................  4,144,926     921,216
   *Perdana Petroleum Berhad............................  4,015,900   1,459,792
    Perusahaan Sadur Timah Malaysia (Perstima) Berhad...      6,800       6,735

                                     1595

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    PJ Development Holdings Berhad.....................  3,182,100 $    809,287
    POS (Malaysia) Berhad..............................  2,932,017    3,348,979
    PPB Group Berhad...................................  7,789,966   31,225,672
    Press Metal Berhad.................................  2,778,681    1,646,058
   *Prime Utilities Berhad.............................     39,000        1,130
    Protasco Berhad....................................    282,200       88,917
    RCE Capital Berhad.................................  5,440,500      437,245
    RHB Capital Berhad................................. 11,179,718   27,844,080
   *Rimbunan Sawit Berhad..............................  1,781,100      450,059
    Salcon Berhad......................................    416,700       55,665
    Sarawak Oil Palms Berhad...........................    596,220    1,095,606
    Sarawak Plantation Berhad..........................     66,900       53,867
    Scientex Berhad....................................    713,748      693,511
   *Scomi Group Berhad................................. 22,855,300    2,575,516
    Selangor Dredging Berhad...........................  1,312,700      335,701
    Selangor Properties Berhad.........................     59,800       66,401
    Shangri-La Hotels (Malaysia) Berhad................    740,600      907,249
    Shell Refining Co. Federation of Malaysia Berhad...    246,300      650,941
    SHL Consolidated Berhad............................    971,800      406,365
   *Sino Hua-An International Berhad...................  2,057,600       99,100
    Subur Tiasa Holdings Berhad........................    507,130      322,006
   *Sunway Berhad......................................  8,543,645    6,598,318
    Supermax Corp. Berhad..............................  6,830,700    4,221,843
    Suria Capital Holdings Berhad......................    694,100      355,191
    Ta Ann Holdings Berhad.............................    626,522      742,362
    TA Enterprise Berhad............................... 18,567,600    3,015,405
    TA Global Berhad...................................  9,919,080      749,515
    TAHPS Group Berhad.................................     27,000       41,049
    Tan Chong Motor Holdings Berhad....................  4,699,300    7,604,236
    TDM Berhad.........................................  1,975,600    2,126,558
   *TH Heavy Engineering Berhad........................  4,295,600      671,125
   *Time Dotcom Berhad.................................  5,476,280    6,521,911
    Tiong Nam Transport Holdings Berhad................      3,400        2,188
    Tradewinds (Malaysia) Berhad.......................  1,948,000    5,807,990
    Tradewinds Corp. Berhad............................  5,394,700    1,822,790
    Tradewinds Plantation Berhad.......................    656,200      905,212
   *Trinity Corp. Berhad............................... 15,950,050      231,271
    TSH Resources Berhad...............................    380,800      257,535
   *UEM Land Holdings Berhad...........................  3,982,945    2,820,851
    Unico-Desa Plantations Berhad......................  4,258,528    1,524,327
    Unisem (Malaysia) Berhad...........................  8,256,000    2,740,062
    United Malacca Berhad..............................    957,500    2,159,379
    United Plantations Berhad..........................    446,000    3,728,293
   *UOA Development Berhad.............................    339,700      185,893
    VS Industry Berhad.................................  1,337,193      594,083
    Wah Seong Corp. Berhad.............................  4,150,611    2,204,585
    WCT Berhad.........................................  9,011,415    6,408,386
    Wing Tai (Malaysia) Berhad.........................  1,868,800    1,142,754
    WTK Holdings Berhad................................  5,573,750    1,623,755
    YNH Property Berhad................................  5,291,959    3,339,105
    YTL Corp. Berhad................................... 77,649,850   41,213,469
   *YTL Land & Development Berhad......................  1,918,300      543,364
   *Zelan Berhad.......................................  4,926,800      396,971
                                                                   ------------
TOTAL MALAYSIA.........................................             572,795,908
                                                                   ------------
MEXICO -- (7.0%)
   #Alfa S.A.B. de C.V. Series A....................... 51,397,020  124,100,523
   *Alsea S.A.B. de C.V................................    601,968    1,391,932
    Arca Continental S.A.B. de C.V.....................  4,339,218   33,090,351
  #*Axtel S.A.B. de C.V................................  8,940,907    2,475,264
    Bolsa Mexicana de Valores S.A. de C.V..............  2,292,671    5,797,223

                                     1596

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
MEXICO -- (Continued)
   *Cemex S.A.B. de C.V. Sponsored ADR............... 16,022,635 $  173,845,592
   #Cia Minera Autlan S.A.B. de C.V. Series B........  1,187,152      1,302,500
   *Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....     57,007      9,011,667
   *Consorcio ARA S.A.B. de C.V. Series *............ 11,911,323      4,459,275
   #Controladora Comercial Mexicana S.A.B. de C.V.
     Series B........................................  4,941,405     18,005,702
    Corp. Actinver S.A.B. de C.V.....................      3,700          3,347
   *Corporacion GEO S.A.B. de C.V. Series B..........  9,461,653     11,087,933
   *Corporacion Interamericana de Entramiento
     S.A.B. de C.V. Series B.........................  1,560,786      1,135,488
  #*Desarrolladora Homex S.A.B. de C.V...............  3,619,653      8,819,534
  #*Desarrolladora Homex S.A.B. de C.V. ADR..........    115,455      1,684,488
   *Dine S.A.B. de C.V...............................  1,027,267        323,177
    El Puerto de Liverpool S.A.B. de C.V. Series 1...     19,600        217,557
    El Puerto de Liverpool S.A.B. de C.V. Series
      C-1............................................     67,628        749,968
   *Empaques Ponderosa S.A. de C.V. Series B.........     90,000          6,371
  #*Empresas ICA S.A.B. de C.V.......................  6,728,823     20,168,581
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR........  1,118,155     13,384,315
  #*Financiera Independencia S.A.B. de C.V...........     14,576          5,617
   #Fomento Economico Mexicano S.A.B. de C.V.........  2,311,921     24,983,715
    Fomento Economico Mexicano S.A.B. de C.V.
      Sponsored ADR..................................  2,494,369    269,117,471
   *Gruma S.A.B. de C.V. ADR.........................     15,222        202,453
  #*Gruma S.A.B. de C.V. Series B....................  3,607,804     11,937,482
   *Grupo Aeromexico S.A.B. de C.V...................    145,573        210,438
   #Grupo Aeroportuario del Centro Norte S.A.B. de
     C.V.............................................    882,888      2,952,543
   #Grupo Aeroportuario del Centro Norte S.A.B. de
     C.V. ADR........................................     46,309      1,232,746
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. ADR.......................................    636,889     39,639,971
    Grupo Aeroportuario del Pacifico S.A.B. de
      C.V. Series B..................................  1,268,733      7,912,992
   #Grupo Aeroportuario del Sureste S.A.B. de C.V.
     ADR.............................................    271,607     32,432,592
   #Grupo Aeroportuario del Sureste S.A.B. de C.V.
     Series B........................................  1,203,482     14,375,981
    Grupo Carso S.A.B. de C.V. Series A-1............ 10,405,888     50,578,381
   *Grupo Cementos de Chihuahua S.A.B. de C.V........  2,799,892      9,799,380
   #Grupo Comercial Chedraui S.A. de C.V.............  1,382,379      4,800,154
  #*Grupo Famsa S.A.B. de C.V. Series A..............  2,995,218      4,051,858
    Grupo Financiero Banorte S.A.B. de C.V.
      Series O....................................... 23,160,991    159,408,737
   #Grupo Financiero Inbursa S.A.B. de C.V.
     Series O........................................ 15,542,038     43,577,750
    Grupo Gigante S.A.B. de C.V. Series*.............    471,076        933,660
   #Grupo Industrial Maseca S.A.B. de C.V. Series B..  2,724,300      3,342,542
    Grupo Industrial Saltillo S.A.B. de C.V..........  1,332,369      3,196,110
    Grupo Kuo S.A.B. de C.V. Series B................  2,056,267      5,409,697
    Grupo Mexico S.A.B. de C.V. Series B............. 18,767,252     69,816,669
   *Grupo Posadas S.A.B. de C.V. Series L............    355,600        580,333
   *Grupo Qumma S.A. de C.V. Series B................      5,301             75
   *Grupo Simec S.A. de C.V. Series B................  1,732,137      8,623,494
  #*Grupo Simec S.A. de C.V. Sponsored ADR...........     19,072        282,647
   *Grupo Sports World S.A.B. de C.V.................     12,900         18,323
   #Industrias Bachoco S.A.B. de C.V. Series B.......    932,565      2,163,707
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR..        937         26,067
   *Industrias CH S.A.B. de C.V. Series B............  3,336,823     27,508,989
  #*Inmuebles Carso S.A.B. de C.V. Series B-1........ 10,258,893      8,875,452
    Medica Sur S.A.B. de C.V. Series B...............      1,000          2,006
   #Megacable Holdings S.A.B. de C.V.................    100,294        264,646
   *Minera Frisco S.A.B. de C.V. Series A-1..........  9,155,670     39,352,977
   *OHL Mexico S.A.B. de C.V.........................  2,886,801      6,538,929
   #Organizacion Soriana S.A.B. de C.V. Series B..... 14,981,589     58,042,964
   *Qualitas Controladora S.A.B. de C.V..............  2,051,400      3,617,289
  #*Sare Holding S.A.B. de C.V.......................  1,159,700         86,650
   *Savia S.A. de C.V. Series A......................  3,457,285        217,532
    TV Azteca S.A.B. de C.V..........................  3,160,625      2,232,269
  #*Urbi Desarrollos Urbanos S.A.B. de C.V...........  9,102,158      5,290,371
  #*Vitro S.A.B. de C.V. Series A....................  1,546,127      2,432,050
                                                                 --------------
TOTAL MEXICO.........................................             1,357,136,497
                                                                 --------------

                                     1597

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
PHILIPPINES -- (1.1%)
    A. Soriano Corp...................................  20,195,000 $  2,825,841
    Alliance Global Group, Inc........................  33,094,306   15,386,868
    Alsons Consolidated Resources, Inc................  17,757,000      555,674
   *Atlas Consolidated Mining & Development...........   1,649,200      892,036
   *BDO Unibank, Inc..................................   9,448,565   17,865,525
   *Cebu Air, Inc.....................................      95,710      145,783
    Cebu Holdings, Inc................................   6,655,750      697,593
    China Banking Corp................................     342,460      475,471
    DMCI Holdings, Inc................................   2,837,320    3,835,301
   *Empire East Land Holdings, Inc....................  50,520,000    1,277,592
   *Export & Industry Bank, Inc. Class A..............      14,950           96
    Filinvest Land, Inc............................... 187,358,031    8,006,906
   *Filipina Water Bottling Corp......................   5,471,786           --
    First Philippines Holdings Corp...................   4,465,530   11,274,176
   *Global Estate Resorts, Inc........................  12,662,000      666,783
    JG Summit Holdings, Inc...........................   2,152,200    2,113,163
    Lopez Holdings Corp...............................  29,100,800    5,228,155
    Macroasia Corp....................................   1,191,000       76,940
    Megaworld Corp.................................... 201,087,600   16,651,244
    Metro Bank & Trust Co.............................   9,336,217   24,194,302
   *Mondragon International Philippines, Inc..........   2,464,000           --
   *Philippine National Bank..........................   4,253,308   10,362,697
   *Philippine National Construction Corp.............     398,900       48,043
    Philippine Savings Bank...........................   1,232,313    3,246,510
   *Philippine Townships, Inc.........................     226,200       26,409
   *Philtown Properties, Inc..........................       6,701          254
    Phinma Corp.......................................   2,511,798      743,097
    Rizal Commercial Banking Corp.....................   4,707,948    7,877,305
   *Robinson's Land Corp. Series B....................  29,013,450   15,276,493
    San Miguel Corp...................................   5,793,656   16,002,520
    Security Bank Corp................................   1,081,852    4,621,087
    Shang Properties, Inc.............................     614,285       46,991
    SM Development Corp...............................  53,432,694    7,897,077
    Solid Group, Inc..................................   6,660,000      379,467
   *Trans-Asia Oil & Energy Development...............     331,000       13,674
    Union Bank of Philippines.........................   2,670,714    7,917,846
    Universal Robina Corp.............................  11,479,585   24,689,786
    Vista Land & Lifescapes, Inc......................  55,755,868    7,100,700
                                                                   ------------
TOTAL PHILIPPINES.....................................              218,419,405
                                                                   ------------
POLAND -- (1.4%)
    Agora SA..........................................     722,661    2,092,277
    Asseco Poland SA..................................   1,091,975   15,893,665
    ATM Systemy Informatyczne SA......................       9,205        4,777
   *Bank Millennium SA................................   6,427,700    9,500,542
   *Bank Zackodni WBK SA..............................      43,139    3,507,739
   *Bioton SA.........................................  43,007,859      973,910
   *Ciech SA..........................................     582,873    3,959,972
    ComArch SA........................................       3,061       85,337
    Debica SA.........................................     111,346    2,415,148
    Dom Development SA................................      42,315      493,491
    Enea SA...........................................   1,484,744    7,339,389
   *Farmacol SA.......................................       5,526       67,627
   *Getin Holding SA..................................   3,486,673    3,067,296
   *Getin Noble Bank SA...............................   4,515,878    2,852,285
    Grupa Kety SA.....................................     123,619    5,720,241
   *Grupa Lotos SA....................................   1,221,898   15,827,834
   *Impexmetal SA.....................................   5,864,978    6,853,484
    Koelner SA........................................     133,100      418,476
   *Kopex SA..........................................     530,842    2,750,129
   *LC Corp. SA.......................................   1,798,181      756,777

                                     1598

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
POLAND -- (Continued)
   *MCI Management SA..................................      6,329 $     13,848
   *Mostostal Warszawa SA..............................      1,892        9,394
   *Netia SA...........................................  3,735,760    5,562,417
    Orbis SA...........................................    541,449    6,676,368
    Pelion SA..........................................     12,612      158,188
   *Petrolinvest SA....................................  1,340,876      516,336
    PGE SA............................................. 10,612,714   58,530,914
   *Polimex-Mostostal SA............................... 10,512,907    1,898,527
   *Polnord SA.........................................    134,174      468,421
   *Polski Koncern Miesny Duda SA......................    951,758      117,251
   *Polski Koncern Naftowy Orlen SA....................  5,741,747   90,900,642
   *Rovese SA..........................................    237,211      109,752
   *Rovese SA Issue 12 Shares..........................    448,682      203,207
   *Sygnity SA.........................................    206,622    1,128,887
    Synthos SA.........................................  7,369,977   12,508,854
    Tauron Polska Energia SA........................... 10,380,667   15,870,809
    Zaklady Azotowe Pulawy SA..........................     45,643    1,891,877
   *Zaklady Chemiczne Police SA........................      5,277       22,596
                                                                   ------------
TOTAL POLAND...........................................             281,168,684
                                                                   ------------
RUSSIA -- (4.0%)
   *AFI Development P.L.C. GDR.........................    156,273       98,761
    Federal Hydrogenerating Co. ADR....................  6,287,841   15,369,407
    Gazprom OAO Sponsored ADR.......................... 81,045,956  763,290,441
    Magnitogorsk Iron & Steel Works Sponsored GDR......  1,590,601    7,196,143
    Surgutneftegas OAO Sponsored ADR...................     74,116      768,341
                                                                   ------------
TOTAL RUSSIA...........................................             786,723,093
                                                                   ------------
SOUTH AFRICA -- (6.8%)
    ABSA Group, Ltd....................................  5,161,520   98,803,119
    AdCorp Holdings, Ltd...............................    519,463    1,825,322
    AECI, Ltd..........................................  1,457,943   13,936,832
    Afgri, Ltd.........................................  4,821,593    2,781,636
    African Bank Investments, Ltd......................  4,702,309   16,211,042
    African Rainbow Minerals, Ltd......................  1,667,829   37,557,725
    Allied Electronics Corp., Ltd......................    563,821    1,441,124
    Anglo American Platinum, Ltd.......................      4,494      220,610
   *ArcelorMittal South Africa, Ltd....................  2,505,685    9,812,454
    Argent Industrial, Ltd.............................  1,278,773      971,358
    Aveng, Ltd.........................................  7,024,503   23,970,660
    AVI, Ltd...........................................  1,793,880   11,009,105
    Barloworld, Ltd....................................  3,844,893   35,826,154
   *Basil Read Holdings, Ltd...........................    424,401      525,115
   *Bell Equipment, Ltd................................    416,814    1,252,191
    Blue Label Telecoms, Ltd...........................  3,234,158    3,158,236
    Brait SE...........................................  1,676,738    5,990,007
    Business Connexion Group, Ltd......................  1,667,340    1,011,029
    Cadiz Holdings, Ltd................................      6,673        1,111
    Caxton & CTP Publishers & Printers, Ltd............  3,018,326    5,819,896
    Cipla Medpro South Africa, Ltd.....................  6,619,695    6,748,582
    Clover Industries, Ltd.............................     19,668       39,644
   *Consolidated Infrastructure Group, Ltd.............     51,564       96,927
   *Corpgro, Ltd.......................................    579,166           --
    Datacentrix Holdings, Ltd..........................    188,927       81,944
    DataTec, Ltd.......................................  2,915,906   15,202,511
    Delta EMD, Ltd.....................................    205,408      142,380
    Distell Group, Ltd.................................    341,476    4,230,083
   *Distribution & Warehousing Network, Ltd............    250,120      183,948
    DRDGOLD, Ltd.......................................  5,632,557    4,605,838
   *DRDGOLD, Ltd. Sponsored ADR........................      1,600       12,912
    ElementOne, Ltd....................................    391,810      388,856

                                     1599

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH AFRICA -- (Continued)
    Eqstra Holdings, Ltd.............................  2,065,171 $    1,514,330
   *Evraz Highveld Steel & Vanadium, Ltd.............    162,588        253,952
    Exxaro Resources, Ltd............................     17,877        350,693
   *Gijima Group, Ltd................................    396,488         11,889
    Gold Fields, Ltd.................................    549,461      6,407,106
   #Gold Fields, Ltd. Sponsored ADR.................. 11,861,860    137,834,813
    Grindrod, Ltd....................................  6,928,598     12,804,709
    Group Five, Ltd..................................  1,181,951      4,132,642
    Harmony Gold Mining Co., Ltd.....................  3,024,604     19,491,467
   #Harmony Gold Mining Co., Ltd. Sponsored ADR......  3,302,382     21,333,388
   *Hulamin, Ltd.....................................  1,390,917        607,067
    Iliad Africa, Ltd................................    179,921        107,723
    Illovo Sugar, Ltd................................    147,444        494,706
    Impala Platinum Holdings, Ltd....................  2,253,169     40,865,518
    Imperial Holdings, Ltd...........................    823,519     17,743,875
    Investec, Ltd....................................  3,920,264     28,373,260
   *JCI, Ltd......................................... 10,677,339             --
    JD Group, Ltd....................................  2,283,573     10,269,276
    Lewis Group, Ltd.................................  1,712,439     12,760,207
    Liberty Holdings, Ltd............................  1,408,199     18,047,562
    Mediclinic International, Ltd....................  1,634,440     10,392,287
   *Merafe Resources, Ltd............................ 21,718,286      2,061,281
    Metair Investments, Ltd..........................  1,098,367      4,241,808
    MMI Holdings, Ltd................................ 14,942,421     38,583,984
    Mondi, Ltd.......................................  1,835,367     21,611,353
    Mpact, Ltd.......................................  2,008,246      4,440,954
   *Murray & Roberts Holdings, Ltd...................    844,580      2,378,718
    Mustek, Ltd......................................     84,890         52,740
   *Mvelaserve, Ltd..................................  1,059,863        891,850
    Nampak, Ltd......................................  2,216,253      7,835,524
    Nedbank Group, Ltd...............................  3,184,038     67,558,940
   *New Bond Capital, Ltd............................  4,416,916         64,162
   #Northam Platinum, Ltd............................  2,643,235     10,836,108
    Omnia Holdings, Ltd..............................    552,893      8,922,866
    Palabora Mining Co., Ltd.........................    177,642      2,041,815
    Peregrine Holdings, Ltd..........................  1,487,502      1,895,728
    Petmin, Ltd......................................  1,359,741        351,584
    PSG Group, Ltd...................................    661,981      4,512,386
   *Randgold & Exploration Co., Ltd..................    255,138         59,857
    Raubex Group, Ltd................................    968,931      1,990,883
   *Royal Bafokeng Platinum, Ltd.....................     65,683        429,149
    Sanlam, Ltd...................................... 27,868,405    141,561,994
  #*Sappi, Ltd.......................................  7,569,425     26,568,355
   *Sappi, Ltd. Sponsored ADR........................    803,111      2,738,609
   *Sasol, Ltd.......................................     13,868        598,717
    Sasol, Ltd. Sponsored ADR........................    707,889     30,602,041
   *Sentula Mining, Ltd..............................  2,156,745        413,710
    Standard Bank Group, Ltd......................... 15,561,116    200,335,469
    Stefanutti Stocks Holdings, Ltd..................    421,758        481,466
   #Steinhoff International Holdings, Ltd............ 20,744,069     62,952,173
   *Super Group, Ltd.................................  3,321,529      6,644,661
   *Telkom SA SOC, Ltd...............................  3,786,501      6,970,578
   *Times Media Group, Ltd...........................    464,117        722,138
    Tongaat-Hulett, Ltd..............................    350,322      5,471,089
    Trencor, Ltd.....................................  1,054,354      8,194,849
    Value Group, Ltd.................................    976,777        589,635
    Village Main Reef, Ltd...........................  2,263,269        319,664
   *Wesizwe Platinum, Ltd............................      9,762            595
    Zeder Investments, Ltd...........................  1,667,896        626,206
                                                                 --------------
TOTAL SOUTH AFRICA...................................             1,324,208,460
                                                                 --------------

                                     1600

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SOUTH KOREA -- (13.9%)
   *Aekyung Petrochemical Co., Ltd.......................    21,007 $   986,827
   *AK Holdings, Inc.....................................    37,347     744,204
   *Amorepacific Group...................................    16,968   6,418,912
  #*Asia Cement Co., Ltd.................................    36,168   2,151,461
   *Asia Paper Manufacturing Co., Ltd....................    31,370     492,805
  #*AUK Corp.............................................   633,480   1,064,966
    Bookook Securities Co., Ltd..........................    28,655     438,935
  #*Boryung Pharmaceutical Co., Ltd......................    72,246   1,811,359
   *BS Financial Group, Inc.............................. 1,606,361  21,237,177
   *BYC Co., Ltd.........................................       810     138,093
  #*Byucksan Corp........................................   152,200     257,092
   *Capro Corp...........................................    61,480     618,862
   *Chin Hung International, Inc.........................    73,754      46,168
   *China Great Star International, Ltd..................   103,507     141,605
  #*China Ocean Resources Co., Ltd.......................   373,590     926,336
  #*Chong Kun Dang Pharmaceutical Corp...................    49,780   1,940,398
   *Chosun Refractories Co., Ltd.........................     9,371     514,535
  #*CJ Corp..............................................   238,449  27,320,876
   *CJ E&M Corp..........................................   240,860   7,545,464
  #*CJ Korea Express Co., Ltd............................    99,247  10,938,414
  #*Cosmochemical Co., Ltd...............................   157,200   1,113,240
  #*Dae Dong Industrial Co., Ltd.........................   143,580     770,573
  #*Dae Han Flour Mills Co., Ltd.........................    14,607   1,791,768
  #*Dae Won Kang Up Co., Ltd.............................   284,646   2,110,270
   *Dae Young Packaging Co., Ltd.........................   924,630     849,619
  #*Daechang Co., Ltd....................................   786,790   1,012,007
  #*Daeduck GDS Co., Ltd.................................   281,480   4,459,692
   #Daegu Department Store Co., Ltd......................   119,601   1,582,801
  #*Daehan Steel Co., Ltd................................   149,990   1,143,431
   *Dae-Il Corp..........................................    66,990     257,111
    Daekyo Co., Ltd......................................   521,770   3,243,964
   *Daelim Industrial Co., Ltd...........................   453,905  38,622,795
   *Daelim Trading Co., Ltd..............................    16,354      60,410
   *Daesang Corp.........................................    61,592   1,562,731
  #*Daesang Holdings Co., Ltd............................   141,446     927,060
   *Daesung Group Partners Co., Ltd......................     1,827      55,164
   *Daesung Holdings Co., Ltd............................    41,070     287,958
   *Daesung Industrial Co., Ltd..........................     3,225      44,587
  #*Daewoo Engineering & Construction Co., Ltd........... 1,079,210   8,972,706
    Daewoo Securities Co., Ltd........................... 2,739,222  30,058,418
   #*Daewoo Shipbuilding & Marine Engineering Co., Ltd...   842,932  23,077,891
   *Daewoong Co., Ltd....................................     4,488     102,196
   *Daewoong Pharmaceutical Co., Ltd.....................    13,297     599,874
   *Dahaam E-Tec Co., Ltd................................     5,575      92,123
   #Daishin Securities Co., Ltd..........................   642,315   6,311,243
   *Daou Data Corp.......................................   102,531     320,645
  #*Daou Technology, Inc.................................   353,388   5,441,219
   *Dasan Networks, Inc..................................    75,621     307,781
   *DGB Financial Group, Inc............................. 1,293,172  17,331,653
   *Dong Ah Tire & Rubber Co., Ltd.......................    81,994   1,136,843
  #*Dong Yang Gang Chul Co., Ltd.........................   291,430     531,291
  #*Dong-Ah Geological Engineering Co., Ltd..............    31,540     308,418
   *Dongbang Agro Co., Ltd...............................    53,610     308,717
   *Dongbang Transport Logistics Co., Ltd................   273,670     816,364
   *Dongbu CNI Co., Ltd..................................     9,800      58,061
  #*Dongbu Corp..........................................    60,900     243,122
  #*Dongbu HiTek Co., Ltd................................   377,094   2,268,392
    Dongbu Securities Co., Ltd...........................   351,526   1,249,127
  #*Dongbu Steel Co., Ltd................................   380,744   1,300,546
   *Dong-Il Corp.........................................    19,098     761,383
  #*Dongil Industries Co., Ltd...........................    18,961     845,430

                                     1601

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   *Dongkook Industrial Co., Ltd........................    65,140 $    169,771
  #*Dongkuk Steel Mill Co., Ltd.........................   693,279    8,309,912
   *Dongkuk Structure & Construction Co., Ltd...........    41,885      119,895
  #*Dongsung Holdings Co., Ltd..........................   187,280      942,759
  #*Dongwha Pharm Co., Ltd..............................   260,080    1,440,095
  #*Dongwon F&B Co., Ltd................................    19,603    1,490,030
   *Dongwon Systems Corp................................    11,275      108,163
    Dongyang Mechatronics Corp..........................    11,660      117,834
   #Doosan Corp.........................................   109,796   12,955,925
   *Doosan Engine Co., Ltd..............................     8,990       66,826
  #*Doosan Engineering & Construction Co., Ltd..........   473,930    1,459,586
   *Doosan Heavy Industries & Construction Co., Ltd.....    54,740    2,341,086
   #DRB Holding Co., Ltd................................   124,305      700,375
   #DRB Industrial Co., Ltd.............................   117,204      813,913
   *Easy Bio, Inc.......................................    78,292      225,718
   *Eugene Corp.........................................    67,967      192,112
   *Eugene Investment & Securities Co., Ltd.............   763,229    1,811,577
  #*Fursys, Inc.........................................    31,943      770,793
   #Gaon Cable Co., Ltd.................................    11,487      227,896
   *Global & Yuasa Battery Co., Ltd.....................    42,270    1,714,785
  #*Green Cross Holdings Corp...........................    61,960      805,357
  #*GS Engineering & Construction Corp..................   413,307   21,138,101
  #*GS Holdings Corp....................................   736,970   48,068,532
    Gwangju Shinsegae Co., Ltd..........................     5,985    1,381,254
  #*Halla Engineering & Construction Corp...............   250,271    1,880,486
  #*Han Kuk Carbon Co., Ltd.............................   260,950    1,785,499
    Hana Financial Group, Inc........................... 3,300,484  118,184,006
   *Handok Pharmaceuticals Co., Ltd.....................    22,260      417,900
  #*Handsome Co., Ltd...................................   214,790    4,999,198
   *Hanil Cement Co., Ltd...............................    52,145    2,364,094
   *Hanil E-Wha Co., Ltd................................    52,620      402,088
  #*Hanjin Heavy Industries & Construction Co., Ltd.....   518,752    4,670,116
  #*Hanjin Heavy Industries & Construction Holdings
   Co., Ltd.............................................   181,040    1,033,378
  #*Hanjin Shipping Co., Ltd............................ 1,344,240   14,447,033
   *Hanjin Shipping Holdings Co., Ltd...................   160,054      831,963
  #*Hanjin Transportation Co., Ltd......................   127,710    2,521,789
   *Hankuk Glass Industries, Inc........................    29,050      532,818
  #*Hankuk Paper Manufacturing Co., Ltd.................    32,320      719,832
   *Hanmi Science Co., Ltd..............................    49,686      348,991
    Hanmi Semiconductor Co., Ltd........................   157,920    1,196,599
   *Hansol Chemical Co., Ltd............................     8,637      177,761
   *Hansol HomeDeco Co., Ltd............................    87,020       98,882
   *Hansol Paper Co., Ltd...............................   590,094    5,582,435
  #*Hansol Technics Co., Ltd............................    24,549      334,946
  #*Hanwha Chemical Corp................................ 1,436,095   25,399,350
   *Hanwha Corp.........................................   594,563   18,253,292
   *Hanwha General Insurance Co., Ltd...................    88,563      487,906
   #Hanwha Investment & Securities Co., Ltd.............   935,001    3,588,079
    Hanwha Life Insurance Co., Ltd...................... 1,282,875    8,735,822
   *Hanwha Timeworld Co., Ltd...........................    12,290      268,005
    Hanyang Securities Co., Ltd.........................    90,530      542,805
  #*Heung-A Shipping Co., Ltd...........................   498,400      578,871
  #*Hite Jinro Holdings Co., Ltd........................    99,311    1,477,502
    HMC Investment Securities Co., Ltd..................   259,785    3,197,480
  #*HS R&A Co., Ltd.....................................    37,336      371,661
  #*Husteel Co., Ltd....................................    54,010    1,190,565
   *Hwacheon Machine Tool Co., Ltd......................    14,227      627,121
   *Hwashin Co., Ltd....................................     2,850       28,264
   *Hyosung Corp........................................   370,458   21,713,080
  #*Hyundai BNG Steel Co., Ltd..........................   142,590    1,305,871
  #*Hyundai Development Co..............................   904,704   19,398,560

                                     1602

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   *Hyundai Heavy Industries Co., Ltd...................    52,202 $ 10,307,528
   *Hyundai Hy Communications & Networks Co., Ltd.......   192,510      915,202
  #*Hyundai Mipo Dockyard Co., Ltd......................    81,875    8,802,714
    Hyundai Motor Co., Ltd..............................   175,890   33,122,115
    Hyundai Securities Co., Ltd......................... 1,973,978   16,077,549
  #*Hyundai Steel Co.................................... 1,031,183   78,539,617
   *Hyunjin Materials Co., Ltd..........................    17,915      112,266
  #*Il Dong Pharmaceutical Co., Ltd.....................   133,130    1,441,239
  #*Iljin Electric Co., Ltd.............................   315,890    1,200,942
   *Iljin Holdings Co., Ltd.............................     3,799        6,089
   *Iljin Materials Co., Ltd............................    14,320      105,255
  #*Ilshin Spinning Co., Ltd............................    15,822    1,180,269
  #*Ilsung Pharmaceutical Co., Ltd......................     9,407      642,310
   *Industrial Bank of Korea, Ltd....................... 2,572,180   29,063,330
   *INTOPS Co., Ltd.....................................    17,631      430,289
   *Inzi Controls Co., Ltd..............................    53,890      315,907
   *INZI Display Co., Ltd...............................   233,557      677,668
  #*IS Dongseo Co., Ltd.................................   104,265    1,005,231
  #*ISU Chemical Co., Ltd...............................   164,530    2,841,552
  #*IsuPetasys Co., Ltd.................................   214,471      871,698
  #*Jeil Pharmaceutical Co..............................    73,180      920,622
    Jeonbuk Bank, Ltd...................................   707,883    3,019,408
  #*JW Pharmaceutical Corp..............................   129,319    1,614,799
   *KB Financial Group, Inc............................. 2,902,753  103,334,934
   *KB Financial Group, Inc. ADR........................ 3,182,416  112,402,933
  #*KC Tech Co., Ltd....................................   313,802    1,118,282
    KCC Corp............................................    64,340   17,191,809
  #*Keangnam Enterprises, Ltd...........................   144,590      856,136
  #*KEC Corp............................................   545,330      227,422
  #*Keyang Electric Machinery Co., Ltd..................   393,920      862,679
  #*KG Chemical Corp....................................    47,243      488,197
  #*KISCO Corp..........................................    56,021    1,388,904
  #*KISCO Holdings Co., Ltd.............................    11,673      368,501
   #Kishin Corp.........................................   113,945      689,695
  #*KISWIRE, Ltd........................................    69,836    1,850,347
  #*Kolon Corp..........................................    94,415    1,517,881
  #*Kolon Global Corp...................................   324,140    1,222,649
  #*Kolon Industries, Inc...............................   172,010    9,735,242
   *Korea Airport Service Co., Ltd......................    16,100      410,252
    Korea Cast Iron Pipe Industries Co., Ltd............     7,358       24,304
   #Korea Electric Terminal Co., Ltd....................    89,230    2,273,881
   *Korea Exchange Bank................................. 4,108,346   28,596,197
  #*Korea Flange Co., Ltd...............................    58,560      632,083
   *Korea Investment Holdings Co., Ltd..................   541,536   21,034,343
  #*Korea Petrochemical Industrial Co., Ltd.............    41,291    2,025,562
   *Korea Reinsurance Co., Ltd..........................    51,130      537,157
   *Korea United Pharm, Inc.............................    85,390      902,293
    KPX Chemical Co., Ltd...............................    12,667      528,073
   *KTB Investment & Securities Co., Ltd................ 1,066,210    2,632,569
  #*Kukdo Chemical Co., Ltd.............................    50,038    1,866,718
  #*Kumho Electric Co., Ltd.............................    52,624    1,734,336
  #*Kunsul Chemical Industrial Co., Ltd.................    26,430      523,832
  #*Kwang Dong Pharmaceutical Co., Ltd..................   478,800    3,069,725
  #*Kyeryong Construction Industrial Co., Ltd...........    58,970      515,862
    Kyobo Securities Co., Ltd...........................   272,242    1,249,690
   *Kyung Dong Navien Co., Ltd..........................    28,070      308,009
   *Kyungbang Co., Ltd..................................     9,187      729,256
  #*Kyung-In Synthetic Corp.............................   184,400      497,820
   *LG Corp.............................................   884,331   52,096,327
  #*LG Display Co., Ltd................................. 1,309,420   35,162,439
  #*LG Display Co., Ltd. ADR............................ 3,996,524   53,393,561

                                     1603

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   #LG Electronics, Inc................................. 1,750,233 $115,885,820
    LG Hausys, Ltd......................................    85,498    5,834,693
  #*LG Innotek Co., Ltd.................................     6,705      470,858
   *LG Uplus Corp....................................... 3,789,011   28,328,714
  #*Livart Furniture Co., Ltd...........................    23,870      133,751
   *Lotte Chilsung Beverage Co., Ltd....................     9,880   13,178,777
  #*Lotte Confectionary Co., Ltd........................     9,339   14,776,633
   *Lotte Samkang Co., Ltd..............................     4,691    2,943,239
  #*Lotte Shopping Co., Ltd.............................   151,066   51,692,286
   *Meritz Finance Group, Inc...........................    16,600       68,427
    Meritz Securities Co., Ltd.......................... 2,576,974    3,160,301
   *Mi Chang Oil Industrial Co., Ltd....................     3,725      185,399
    Mirae Asset Securities Co., Ltd.....................   386,139   13,390,627
  #*Moorim P&P Co., Ltd.................................   422,608    1,352,527
  #*Moorim Paper Co., Ltd...............................   264,210      560,436
  #*Motonic Corp........................................   130,400    1,354,004
   *Namyang Dairy Products Co., Ltd.....................     4,383    3,867,597
   *National Plastic Co.................................   174,380      396,462
   *Neo Holdings Co., Ltd...............................   109,796           --
   *Neowiz Corp.........................................    60,312      805,592
   *Nexen Corp..........................................    13,370      956,815
    NH Investment & Securities Co., Ltd.................   441,874    2,081,091
   *NICE Holdings Co., Ltd..............................       710       43,218
   *NK Co., Ltd.........................................   196,310      514,806
  #*Nong Shim Holdings Co., Ltd.........................    24,347    1,445,875
   #NongShim Co., Ltd...................................    45,202   11,571,836
  #*Osung LST Co., Ltd..................................   222,951      768,869
   *Ottogi Corp.........................................    12,769    2,786,056
   *Pacific Pharmaceutical Co., Ltd.....................       390        9,645
   *Paik Kwang Industrial Co., Ltd......................    13,194       46,875
  #*PaperCorea, Inc.....................................   404,380      315,839
  #*Poongsan Corp.......................................   298,230    7,903,398
   *Poongsan Holdings Corp..............................    49,138    1,076,450
    POSCO...............................................   673,915  220,304,434
   #POSCO ADR........................................... 1,618,522  131,844,802
  #*POSCO Coated & Color Steel Co., Ltd.................    23,830      328,331
   *PSK, Inc............................................    20,333       87,448
   *Pulmuone Co., Ltd...................................     7,118      357,571
   *Pusan City Gas Co., Ltd.............................    81,630    1,596,778
   *Pyeong Hwa Automotive Co., Ltd......................    11,104      150,998
  #*S&T Dynamics Co., Ltd...............................   378,484    4,097,010
   *S&T Holdings Co., Ltd...............................    87,883      798,125
  #*S&T Motiv Co., Ltd..................................   123,630    2,639,171
   *Saeron Automotive Corp..............................     1,995        9,946
   *Sajo Industries Co., Ltd............................     2,598      129,380
   *Sajodaerim Corp.....................................     4,790       59,092
  #*Sam Jin Pharmaceutical Co., Ltd.....................    63,012      616,421
   *Sam Lip General Foods Co., Ltd......................    16,390      355,785
  #*Sam Young Electronics Co., Ltd......................   157,250    1,217,368
   *Sam Yung Trading Co., Ltd...........................    53,634      610,966
   *Sambu Construction Co., Ltd.........................    11,000       54,239
   *Samhwa Paints Industrial Co., Ltd...................     2,030        8,022
  #*Samick Musical Instruments Co., Ltd................. 1,117,290    1,380,938
   *SamkwangGlass Co., Ltd..............................     3,892      249,167
    Samsung C&T Corp.................................... 1,004,283   58,492,269
    Samsung Life Insurance Co., Ltd.....................       895       86,311
   #Samsung SDI Co., Ltd................................   500,681   65,526,099
   *Samwhan Corp........................................    11,078       32,459
   *Samyang Genex Co., Ltd..............................    17,763    1,007,641
   *Samyang Holdings Corp...............................    83,652    5,207,635
   *Samyang Tongsang Co., Ltd...........................     8,060      155,141

                                     1604

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   *Samyoung Chemical Co., Ltd..........................   111,430 $    331,019
   *SAVEZONE I&C Corp...................................    27,710       78,003
   *SBS Media Holdings Co., Ltd.........................   227,140    1,209,627
  #*Seah Besteel Corp...................................   140,684    3,829,612
   *SeAH Holdings Corp..................................    13,089    1,044,169
  #*SeAH Steel Corp.....................................    35,474    3,002,464
   *Sebang Co., Ltd.....................................   134,640    2,139,806
   *Sejong Industrial Co., Ltd..........................    87,310      894,502
   *Sempio Foods Co.....................................     1,480       40,356
  #*Seohee Construction Co., Ltd........................ 1,155,803      990,302
   *Seong An Co., Ltd...................................    86,190       70,909
  #*Seowon Co., Ltd.....................................   156,260      468,770
   *Sewon Cellontech Co., Ltd...........................   109,670      355,547
  #*SG Corp............................................. 1,945,560    2,510,220
   *Shinhan Financial Group Co., Ltd.................... 5,415,719  203,472,804
  #*Shinhan Financial Group Co., Ltd. ADR............... 1,630,308   61,120,247
   *Shinpoong Pharmaceutical Co., Ltd...................   180,637      830,336
    Shinsegae Co., Ltd..................................    38,107    7,699,554
    Shinsegae Information & Communication Co., Ltd......     3,778      184,797
  #*Shinsung Solar Energy Co., Ltd......................   765,627    1,117,609
   #Shinsung Tongsang Co., Ltd.......................... 1,106,860      951,809
    Shinyoung Securities Co., Ltd.......................    35,820    1,113,612
   #Silla Co., Ltd......................................    66,973    1,372,344
    Sindoh Co., Ltd.....................................    43,098    2,472,780
   *SJM Co., Ltd........................................    51,214      374,893
   *SJM Holdings Co., Ltd...............................     1,651        6,316
   *SK Broadband Co., Ltd...............................   109,129      490,538
  #*SK Chemicals Co., Ltd...............................    38,050    2,090,555
    SK Gas Co., Ltd.....................................    46,183    3,396,814
   *SK Holdings Co., Ltd................................   454,913   71,893,013
  #*SK Innovation Co., Ltd..............................   615,251   96,956,425
   *SK Networks Co., Ltd................................ 1,878,746   13,886,355
   #SK Securities Co., Ltd.............................. 3,836,680    3,822,540
   *SL Corp.............................................    53,210      610,993
   *Songwon Industrial Co., Ltd.........................   113,350    1,103,546
  #*Ssangyong Cement Industrial Co., Ltd................   282,646    1,785,897
  #*STX Corp............................................   518,863    3,836,161
  #*STX Engine Co., Ltd.................................   357,240    2,626,179
  #*STX Offshore & Shipbuilding Co., Ltd................   832,230    5,329,280
  #*STX Pan Ocean Co., Ltd.............................. 1,551,280    8,088,240
  #*Suheung Capsule Co., Ltd............................    74,590    1,486,520
   *Sun Kwang Co., Ltd..................................     2,671       57,650
   *Sung Bo Chemicals Co., Ltd..........................       210        4,920
   *Sungchang Enterprise Holdings, Ltd..................     5,830       90,453
   *Sungshin Cement Co., Ltd............................    67,450      399,160
   *Sunjin Co., Ltd.....................................    14,969      197,908
  #*Tae Kyung Industrial Co., Ltd.......................   116,020      385,326
   *TaeKwang Industrial Co., Ltd........................     4,239    3,768,408
  #*Taewoong Co., Ltd...................................    61,654    1,093,079
  #*Taeyoung Engineering & Construction Co., Ltd........   561,870    2,865,749
   *Taihan Electric Wire Co., Ltd.......................        --            1
  #*Tailim Packaging Industries Co., Ltd................   374,220      718,390
   *TCC Steel...........................................    48,311      187,741
   *Telcoware Co., Ltd..................................     2,187       20,039
   *TK Chemical Corp....................................    57,496       99,537
   *Tong Kook Corp......................................       607          871
  #*Tong Yang Moolsan Co., Ltd..........................    72,180      755,957
   #Tong Yang Securities, Inc...........................   918,859    3,416,153
   *Tongyang Life Insurance.............................    41,810      454,954
   *Top Engineering Co., Ltd............................     2,116        9,912
  #*TS Corp.............................................    65,206    1,627,193

                                     1605

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
  #*Unid Co., Ltd....................................     45,601 $    1,547,920
   *Union Steel......................................     38,477        439,639
   *Whanin Pharmaceutical Co., Ltd...................     80,150        838,978
   *Will-Bes & Co., Ltd. (The).......................    709,910      1,191,721
    Wiscom Co., Ltd..................................     32,980        129,488
  #*Woongjin Chemical Co., Inc.......................  1,040,980        935,963
  #*Woongjin Energy Co., Ltd.........................    652,980      1,492,602
  #*Woongjin Holdings Co., Ltd.......................    319,314        672,229
   *Woongjin Thinkbig Co., Ltd.......................     99,650        718,160
   *Woori Finance Holdings Co., Ltd..................  5,158,647     60,653,856
  #*Woori Finance Holdings Co., Ltd. ADR.............      8,505        300,822
   *Woori Financial Co., Ltd.........................    111,141      1,792,261
   *Woori Investment & Securities Co., Ltd...........  2,389,383     27,095,185
   *WooSung Feed Co., Ltd............................     42,930        163,075
   *YESCO Co., Ltd...................................     30,260        830,725
  #*Yoosung Enterprise Co., Ltd......................     36,225        102,085
   *YooSung T&S Co., Ltd.............................     52,492        124,401
  #*Youlchon Chemical Co., Ltd.......................    159,290      1,212,565
   *Young Poong Corp.................................      4,715      4,205,644
   *Young Poong Mining & Construction Corp...........     18,030            911
   *Young Poong Precision Corp.......................     24,666        243,581
   *Youngone Holdings Co., Ltd.......................     33,338      2,057,130
    Yuhwa Securities Co., Ltd........................     28,680        333,132
   *Zinus, Inc.......................................      1,866          6,426
                                                                 --------------
TOTAL SOUTH KOREA....................................             2,705,990,781
                                                                 --------------
TAIWAN -- (12.4%)
  #*A.G.V. Products Corp.............................  7,871,701      2,708,600
    Ability Enterprise Co., Ltd......................  1,409,000      1,324,446
    AcBel Polytech, Inc..............................  6,475,219      4,972,676
    Accton Technology Corp...........................  8,758,156      4,746,626
  #*Acer, Inc........................................ 41,614,364     36,808,957
   #ACHEM Technology Corp............................  2,670,984      1,290,358
  #*Action Electronics Co., Ltd......................  3,562,084        868,969
   *A-DATA Technology Co., Ltd.......................  1,306,000      1,583,042
   #Allis Electric Co., Ltd..........................  1,471,000        433,546
   #Alpha Networks, Inc..............................  5,131,237      3,392,705
    Altek Corp.......................................  6,185,808      3,418,333
    Ambassador Hotel (The)...........................    274,000        282,516
   #Ampoc Far-East Co., Ltd..........................  1,772,000      1,541,086
   #AmTRAN Technology Co., Ltd....................... 10,322,956      7,410,689
   *Anpec Electronics Corp...........................    135,000         83,206
    APCB, Inc........................................  2,496,000      1,603,460
   #Apex Science & Engineering Corp..................    690,713        232,983
   *Ardentec Corp....................................    484,000        319,932
    Arima Communications Corp........................    348,566        172,196
   *Arima Optoelectronics Corp.......................    286,500         47,934
   #Asia Cement Corp................................. 25,134,362     31,994,118
  #*Asia Optical Co., Inc............................  4,243,290      4,372,240
    Asia Polymer Corp................................  3,583,478      3,251,872
    Asia Vital Components Co., Ltd...................  4,522,984      2,525,170
  #*AU Optronics Corp................................ 42,013,812     17,090,482
  #*AU Optronics Corp. Sponsored ADR.................  9,292,137     36,982,705
    Audix Corp.......................................  1,726,164      1,556,363
   #Aurora Systems Corp..............................    572,281        559,536
    Avermedia Technologies, Inc......................  2,394,000      1,200,772
    Avision, Inc.....................................  2,782,555        810,473
   *AVY Precision Technology, Inc....................     16,000         27,969
  #*Bank of Kaohsiung................................  6,472,397      2,048,921
    Basso Industry Corp., Ltd........................    897,000        574,184
   #BES Engineering Corp............................. 23,952,443      6,586,933

                                     1606

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- -----------
TAIWAN -- (Continued)
    Biostar Microtech International Corp..............   2,495,055 $   955,668
    Bright Led Electronics Corp.......................   1,213,000     633,383
    C Sun Manufacturing, Ltd..........................   2,493,837   1,690,834
  #*Cameo Communications, Inc.........................   3,030,197     765,094
    Capital Securities Corp...........................  20,399,447   7,955,732
  #*Carnival Industrial Corp..........................   5,594,000   1,781,150
    Cathay Chemical Works, Inc........................     959,000     412,698
    Cathay Real Estate Development Co., Ltd...........  14,314,421   7,109,069
   *Celxpert Energy Corp..............................     117,000      76,363
   *Central Reinsurance Co., Ltd......................   2,477,781   1,158,236
   #ChainQui Construction Development Co., Ltd........   1,547,173   1,016,446
   #Champion Building Materials Co., Ltd..............   5,563,828   2,065,222
    Chang Hwa Commercial Bank.........................  76,818,525  42,438,234
   *Chang-Ho Fibre Corp...............................     156,000      61,278
    Charoen Pokphand Enterprises Co., Ltd.............   3,296,000   1,687,493
    Cheng Loong Corp..................................  13,494,659   5,577,349
   #Cheng Uei Precision Industry Co., Ltd.............   3,202,635   6,036,013
   *Chia Chang Co., Ltd...............................     538,000     755,039
    Chia Hsin Cement Corp.............................   7,482,191   3,522,425
   #Chien Kuo Construction Co., Ltd...................   4,910,247   2,361,527
   *Chien Shing Stainless Steel Co., Ltd..............   1,525,000     251,390
   #Chilisin Electronics Corp.........................     754,300     444,685
   *China Airlines, Ltd...............................  40,253,786  17,674,667
    China Chemical & Pharmaceutical Co., Ltd..........   4,203,264   2,855,687
   *China Development Financial Holding Corp.......... 182,628,960  50,509,724
    China Electric Manufacturing Corp.................   3,442,200   2,101,374
   *China General Plastics Corp.......................   6,721,000   3,565,478
    China Glaze Co., Ltd..............................   2,248,363   1,142,917
   *China ManMade Fibers Corp.........................  18,686,813   6,819,137
    China Metal Products Co., Ltd.....................   3,833,689   3,780,886
   #China Motor Corp..................................  11,432,749  10,426,719
    China Petrochemical Development Corp..............  27,198,397  16,740,548
   *China Rebar Co., Ltd..............................     439,188          --
   #China Steel Structure Co., Ltd....................   1,580,219   1,702,706
   #China Synthetic Rubber Corp.......................   7,333,711   7,977,889
   *China United Trust & Investment Corp..............     493,999          --
  #*China Wire & Cable Co., Ltd.......................   2,900,000   1,071,465
    Chinatrust Financial Holdings Co., Ltd............  80,013,464  45,855,899
    Chinese Maritime Transport, Ltd...................   1,362,000   1,772,656
    Chin-Poon Industrial Co., Ltd.....................   6,162,815   6,495,176
   *Chun Yu Works & Co., Ltd..........................   2,927,000   1,180,089
    Chun Yuan Steel Industrial Co., Ltd...............   6,454,287   2,536,332
   *Chung Hung Steel Corp.............................  12,434,046   4,279,370
   *Chung Hwa Pulp Corp...............................   6,416,011   2,239,943
   *Chung Shing Textile Co., Ltd......................         600          10
    Chung-Hsin Electric & Machinery Manufacturing
      Corp............................................   6,609,000   3,581,919
   *Chunghwa Picture Tubes, Ltd.......................  55,899,412   1,633,634
  #*Chyang Sheng Dyeing & Finishing Co., Ltd..........     328,000     131,778
  #*CMC Magnetics Corp................................  47,154,830   7,385,228
   *CoAsia Microelectronics Corp......................     910,000     734,335
   #Collins Co., Ltd..................................   2,443,224     947,701
   #Compal Electronics, Inc...........................  62,883,332  45,732,510
    Compeq Manufacturing Co., Ltd.....................  17,954,000   6,910,716
   *Compex International Co., Ltd.....................      46,400         314
   *Concord Securities Corp...........................     839,000     204,790
   #Continental Holdings Corp.........................   7,293,848   2,815,568
   *Coretronic Corp...................................   4,066,000   3,151,183
   *Cosmos Bank Taiwan................................   2,369,756     867,695
   #Coxon Precise Industrial Co., Ltd.................   2,038,000   4,325,424
    Creative Sensor, Inc..............................      40,000      20,400
   *Crystalwise Technology, Inc.......................     111,000      97,289

                                     1607

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                        SHARES      VALUE++
                                                      ----------- ------------
TAIWAN -- (Continued)
    CSBC Corp. Taiwan................................   5,228,654 $  3,198,116
    Da Cin Construction Co., Ltd.....................   2,614,579    1,819,377
   #Darfon Electronics Corp..........................   5,383,950    3,406,970
   #Delpha Construction Co., Ltd.....................   3,777,016    1,189,858
    Depo Auto Parts Industrial Co., Ltd..............     375,000      882,550
   *Der Pao Construction Co., Ltd....................   1,139,000           --
    DFI, Inc.........................................     302,280      280,043
   #D-Link Corp......................................  10,510,939    6,548,661
    Dynamic Electronics Co., Ltd.....................   3,936,324    1,248,428
    E Ink Holdings, Inc..............................   6,148,000    4,532,542
   #E.Sun Financial Holding Co., Ltd.................  62,577,285   35,844,503
   *Eastern Media International Corp.................  13,978,399    1,991,454
    Eclat Textile Co., Ltd...........................          --           --
   *Edimax Technology Co., Ltd.......................   2,313,000    1,031,973
   *Edison Opto Corp.................................     379,000      483,391
    Edom Technology Co., Ltd.........................     943,800      350,482
    Elite Material Co., Ltd..........................   2,495,905    2,496,250
    Elite Semiconductor Memory Technology, Inc.......   2,863,000    2,169,092
   #Elitegroup Computer Systems Co., Ltd.............  11,584,066    3,612,999
    EnTie Commercial Bank............................   2,271,232    1,386,171
   *Episil Technologies, Inc.........................   1,309,000      380,718
   #Epistar Corp.....................................  12,393,000   23,572,520
    Eternal Chemical Co., Ltd........................   1,029,000      882,557
   *E-Ton Solar Tech Co., Ltd........................   1,647,000      779,681
   *Etron Technology Inc.............................   1,563,000      457,107
   *Eva Airways Corp.................................  13,358,738    8,560,233
   *Ever Fortune Industrial Co., Ltd.................     409,000        4,571
   *Everest Textile Co., Ltd.........................   4,173,002    1,005,474
    Evergreen International Storage & Transport
      Corp...........................................   9,117,000    6,027,761
   *Evergreen Marine Corp., Ltd......................  26,948,998   16,948,691
    Everlight Chemical Industrial Corp...............   2,238,100    1,569,005
    Everlight Electronics Co., Ltd...................   2,417,000    3,392,043
  #*Everspring Industry Co., Ltd.....................   1,767,180    1,201,156
    Excel Cell Electronics Co., Ltd..................      32,000       11,831
    Excelsior Medical Co., Ltd.......................   1,410,200    2,670,898
    Far Eastern Department Stores Co., Ltd...........   4,363,362    4,329,645
    Far Eastern International Bank...................  25,287,873   10,248,908
   *Farglory F T Z Investment Holding Co., Ltd.......     292,000      209,150
    Farglory Land Development Co., Ltd...............     293,000      539,797
    Federal Corp.....................................   6,646,367    4,852,037
   *First Copper Technology Co., Ltd.................   3,667,750    1,251,837
    First Financial Holding Co., Ltd................. 114,221,437   69,654,607
    First Hotel......................................   1,124,612      747,416
   #First Insurance Co., Ltd.........................   3,500,064    1,901,453
    First Steamship Co., Ltd.........................   3,010,173    2,419,006
    Forhouse Corp....................................   7,079,635    3,601,227
    Formosa Advanced Technologies Co., Ltd...........     999,000      562,232
  #*Formosa Epitaxy, Inc.............................   8,372,000    6,078,065
   #Formosa Oilseed Processing Co., Ltd..............   1,111,977      484,850
   #Formosa Taffeta Co., Ltd.........................  10,585,511   10,218,557
    Formosan Rubber Group, Inc.......................   7,703,000    5,563,366
   #Formosan Union Chemical Corp.....................   2,503,034    1,337,102
    Fortune Electric Co., Ltd........................     436,000      175,906
    Founding Construction & Development Co., Ltd.....   2,630,780    1,866,937
   *Froch Enterprise Co., Ltd........................   1,898,000      682,454
    FSP Technology, Inc..............................   1,797,283    1,608,622
    Fu I Industrial Co., Ltd.........................       7,799       14,286
    Fubon Financial Holding Co., Ltd.................  80,681,471  103,119,427
    Fullerton Technology Co., Ltd....................   1,753,200    1,488,534
   *Fulltech Fiber Glass Corp........................   2,682,000    1,229,438
   #Fwusow Industry Co., Ltd.........................   2,728,427    1,407,340

                                     1608

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
   #G Shank Enterprise Co., Ltd.........................  2,582,880 $ 1,572,545
   #Gemtek Technology Corp..............................  5,752,962   7,696,923
   *Genesis Photonics, Inc..............................    971,000     760,537
   #Getac Technology Corp............................... 10,026,065   5,183,377
  #*Giantplus Technology Co., Ltd.......................  4,264,100   1,215,767
   *Giga Solution Tech Co., Ltd.........................    265,000     155,245
    Gigabyte Technology Co., Ltd........................  9,308,287   8,011,031
   #Gigastorage Corp....................................  5,486,600   3,823,978
  #*Gintech Energy Corp.................................  6,544,942   6,413,081
   #Global Brands Manufacture, Ltd......................  4,692,951   1,598,699
   *Global Lighting Technologies, Inc...................    164,000     210,869
    Globe Union Industrial Corp.........................  3,237,000   1,663,109
   *Gloria Material Technology Corp.....................  1,582,000   1,290,652
  #*Gold Circuit Electronics, Ltd.......................  8,271,965   1,645,004
    Goldsun Development & Construction Co., Ltd......... 22,243,261   8,634,193
    Good Will Instrument Co., Ltd.......................    444,172     262,680
    Grand Pacific Petrochemical Corp.................... 16,312,000   8,434,039
    Great China Metal Industry Co., Ltd.................  1,109,000   1,276,167
    Great Wall Enterprise Co., Ltd......................  3,198,767   2,925,359
  #*Green Energy Technology, Inc........................  5,831,880   5,106,724
  #*GTM Corp............................................  2,449,000   1,267,237
   #Hannstar Board Corp.................................  4,822,635   2,142,822
   *HannStar Display Corp............................... 44,505,000   5,056,385
   #Harvatek Corp.......................................  3,301,459   1,444,843
   *Helix Technology, Inc...............................     29,585          --
    Hey Song Corp.......................................  4,315,000   5,613,774
    Hiti Digital, Inc...................................    266,000     118,089
    Hitron Technologies, Inc............................  3,092,525   1,661,399
  #*Ho Tung Holding Corp................................ 11,404,669   5,350,593
   #Hocheng Corp........................................  4,236,300   1,304,989
    Hold-Key Electric Wire & Cable Co., Ltd.............  1,420,124     539,284
    Holy Stone Enterprise Co., Ltd......................  3,608,643   3,129,824
    Hong Tai Electric Industrial Co., Ltd...............  3,826,000   1,309,640
    Hong Yi Fiber Industry Co., Ltd.....................     84,040      27,493
   *Horizon Securities Co., Ltd.........................  2,136,000     630,439
    Hsin Kuang Steel Co., Ltd...........................  4,310,124   3,223,468
    Hsing Ta Cement Co., Ltd............................  2,071,980     733,593
   *Hua Eng Wire & Cable Co., Ltd.......................  7,399,035   2,768,661
    Hua Nan Financial Holding Co., Ltd.................. 41,381,267  23,899,442
   *Hualon Corp.........................................    257,040       9,402
   #Hung Ching Development & Construction Co., Ltd......  1,906,468     833,056
    Hung Poo Real Estate Development Corp...............  3,207,655   3,290,261
    Hung Sheng Construction Co., Ltd....................  8,769,892   5,675,672
   *Hwa Fong Rubber Co., Ltd............................  3,194,960     660,399
  #*Ichia Technologies, Inc.............................  6,402,260   3,147,791
  #*I-Chiun Precision Industry Co., Ltd.................  3,677,000   2,356,380
   *Infortrend Technology, Inc..........................    294,000     181,667
  #*Innolux Corp........................................ 92,219,745  48,020,560
  #*Inotera Memories, Inc............................... 33,144,728   5,576,964
    Inventec Corp....................................... 34,394,277  13,768,033
   *ITE Technology, Inc.................................  2,962,000   2,395,392
   *J Touch Corp........................................  1,231,000     993,523
   *Janfusun Fancyworld Corp............................    974,000     175,518
   *Jess-Link Products Co., Ltd.........................    551,000     469,152
   *Jih Sun Financial Holdings Co., Ltd.................    567,000     173,588
    Jui Li Enterprise Co., Ltd..........................    102,760      26,925
  #*K Laser Technology, Inc.............................  1,056,601     458,411
   #Kang Na Hsiung Enterprise Co., Ltd..................  1,655,078     743,349
   *Kao Hsing Chang Iron & Steel Corp...................  1,589,000     375,587
   #Kaulin Manufacturing Co., Ltd.......................  2,914,656   1,781,096
   *Kenmec Mechanical Engineering Co., Ltd..............    611,000     223,515

                                     1609

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                         SHARES      VALUE++
                                                       ----------- ------------
TAIWAN -- (Continued)
    Kerry TJ Logistics Co., Ltd.......................     559,000 $    884,688
   #King Yuan Electronics Co., Ltd....................  20,624,805   12,242,573
    Kingdom Construction Co., Ltd.....................   6,307,000    5,184,252
   *King's Town Bank..................................  11,813,012   10,292,176
    King's Town Construction Co., Ltd.................      79,410       81,883
   #Kinpo Electronics, Inc............................  16,936,375    3,811,117
    KS Terminals, Inc.................................     987,880      729,683
   *Kung Sing Engineering Corp........................     555,000      206,751
   *Kuo Toong International Co., Ltd..................     988,000      656,009
    Kuoyang Construction Co., Ltd.....................   7,893,029    4,417,860
  #*Kwong Fong Industries Corp........................   5,261,900    3,070,002
   *KYE Systems Corp..................................   4,202,000    1,274,231
    L&K Engineering Co., Ltd..........................   2,019,000    1,909,608
   #Lan Fa Textile Co., Ltd...........................   3,158,713      923,574
    Leader Electronics, Inc...........................   1,314,056      868,842
    Lealea Enterprise Co., Ltd........................  11,542,118    4,365,932
    Ledtech Electronics Corp..........................     390,000      151,492
   #Lee Chi Enterprises Co., Ltd......................   3,466,900    1,403,925
   #Lelon Electronics Corp............................   1,390,200      593,559
  #*Leofoo Development Co., Ltd.......................   4,581,774    2,461,841
   *Les Enphants Co., Ltd.............................      30,000       24,315
   *Lextar Electronics Corp...........................     987,000      872,536
   *Li Peng Enterprise Co., Ltd.......................   7,709,823    2,759,629
   #Lien Hwa Industrial Corp..........................   8,501,990    5,654,831
    Lingsen Precision Industries, Ltd.................   6,224,480    3,231,803
    LITE-ON IT Corp...................................   6,241,174    6,062,495
    Lite-On Semiconductor Corp........................   5,091,190    2,578,638
    Lite-On Technology Corp...........................  31,552,495   45,477,971
   *Long Chen Paper Co., Ltd..........................   6,893,369    1,888,567
   *Longwell Co.......................................     246,000      225,612
    Lotes Co., Ltd....................................     818,000    2,399,407
   *Lucky Cement Corp.................................   3,099,000      709,059
   #Macronix International Co., Ltd...................  66,810,913   19,217,038
   #Marketech International Corp......................   2,133,000    1,315,128
    Masterlink Securities Corp........................  16,025,000    5,240,822
   #Maxtek Technology Co., Ltd........................     262,000      165,213
  #*Mayer Steel Pipe Corp.............................   2,472,456    1,035,267
    Maywufa Co., Ltd..................................     252,070      129,991
   #Mega Financial Holding Co., Ltd................... 124,743,381  102,164,862
   *Megamedia Corp....................................         782            6
    Meiloon Co., Ltd..................................   1,613,084      668,528
    Mercuries & Associates, Ltd.......................   1,606,127    1,497,541
   #Mercuries Data Systems, Ltd.......................   1,537,800      480,757
    Merry Electronics Co., Ltd........................     153,850      209,717
   *Microelectronics Technology, Inc..................   1,119,911      507,310
   #Micro-Star International Co., Ltd.................  13,221,985    6,116,408
   #Mirle Automation Corp.............................     565,550      394,946
    Mitac International Corp..........................  20,047,450    7,516,183
    Mobiletron Electronics Co., Ltd...................     153,000       91,819
   *Mosel Vitelic, Inc................................   6,633,506    1,597,783
  #*Motech Industries, Inc............................   2,610,000    2,931,771
   *MPI Corp..........................................      68,000      140,302
   *Nan Ren Lake Leisure Amusement Co., Ltd...........     492,000      195,931
   #Nan Ya Printed Circuit Board Corp.................   3,452,000    4,305,263
    Nantex Industry Co., Ltd..........................   2,234,063    1,525,077
   *Nanya Technology Corp.............................   3,923,000      364,493
  #*Neo Solar Power Corp..............................  11,320,000    8,642,172
   #New Asia Construction & Development Co., Ltd......   1,773,993      502,988
   *New Era Electronics Co., Ltd......................      45,000       45,473
    Nichidenbo Corp...................................      90,474       65,791
    Nien Hsing Textile Co., Ltd.......................   4,012,602    2,826,864

                                     1610

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
   *Nishoku Technology, Inc............................     137,000 $   244,474
   *Ocean Plastics Co., Ltd............................     796,000     670,032
   *Optimax Technology Corp............................   1,305,597      95,840
    OptoTech Corp......................................   9,277,000   3,773,645
   *Orient Semiconductor Electronics, Ltd..............   5,220,276     700,670
    Pacific Construction Co., Ltd......................   2,079,452     577,614
   *Pan Jit International, Inc.........................   6,201,837   2,367,110
   *Pan-International Industrial Corp..................   2,210,967   2,065,798
   #Paragon Technologies Co., Ltd......................   1,209,100   1,501,074
  #*Pegatron Corp......................................  26,498,998  35,128,492
    Phihong Technology Co., Ltd........................   1,572,320   1,385,663
   *Picvue Electronics, Ltd............................     241,600          --
    Plotech Co., Ltd...................................     894,282     354,963
   *Portwell, Inc......................................     345,000     341,360
   *Potrans Electrical Corp............................   1,139,000     168,189
    Pou Chen Corp......................................  29,022,550  29,001,504
   *Powercom Co., Ltd..................................   1,893,500     934,859
   *Powertech Industrial Co., Ltd......................     165,000      96,903
   #Powertech Technology, Inc..........................   9,817,000  14,784,129
   *President Securities Corp..........................  12,336,992   7,151,564
    Prince Housing & Development Corp..................   2,762,075   1,927,988
   *Procomp Informatics, Ltd...........................     391,440          --
   *Prodisc Technology, Inc............................   6,185,157          --
   #Promate Electronic Co., Ltd........................     949,000     786,360
   *Promise Technology, Inc............................     521,000     236,614
  #*Qisda Corp.........................................  25,179,171   6,173,265
   *Quanta Storage, Inc................................     769,000     484,755
    Quintain Steel Co., Ltd............................   5,824,629   1,571,836
    Radiant Opto-Electronics Corp......................          --           1
   #Radium Life Tech Corp..............................   9,605,368   9,155,373
   #Ralec Electronic Corp..............................     477,087     489,544
    Realtek Semiconductor Corp.........................          --           1
    Rechi Precision Co., Ltd...........................   1,855,836   1,635,718
   *Rich Development Co., Ltd..........................   1,501,000     811,729
  #*Ritek Corp.........................................  49,652,622   6,014,910
   *Sainfoin Technology Corp...........................     835,498          --
    Sampo Corp.........................................   9,606,925   3,305,911
   *Sanyang Industrial Co., Ltd........................  12,416,624   8,891,639
    Sanyo Electric Taiwan Co., Ltd.....................     157,000     164,551
    SDI Corp...........................................   1,119,000     788,938
    Sesoda Corp........................................     927,500   1,015,369
    Shan-Loong Transportation Co., Ltd.................      66,000      54,524
    Sheng Yu Steel Co., Ltd............................   1,918,000   1,211,309
   #ShenMao Technology, Inc............................   1,134,000   1,215,811
    Shih Wei Navigation Co., Ltd.......................   1,720,000   1,328,199
    Shihlin Electric & Engineering Corp................   4,381,000   5,299,017
  #*Shin Kong Financial Holding Co., Ltd...............  96,331,151  27,190,515
    Shin Zu Shing Co., Ltd.............................      60,067     182,836
   #Shinkong Insurance Co., Ltd........................   3,183,412   2,194,881
    Shinkong Synthetic Fibers Co., Ltd.................  26,053,754   8,416,528
  #*Shuttle, Inc.......................................   2,714,015     942,478
   #Sigurd Microelectronics Corp.......................   6,663,047   6,011,373
  #*Silicon Integrated Systems Corp....................  10,341,165   3,665,739
    Sinbon Electronics Co., Ltd........................   2,428,000   2,184,818
    Sincere Navigation Corp............................   4,532,740   4,117,423
    Sinkang Industries, Ltd............................     699,557     280,941
  #*Sino-American Silicon Products, Inc................   3,440,000   4,628,182
   #Sinon Corp.........................................   5,973,877   2,833,991
    SinoPac Financial Holdings Co., Ltd................ 109,178,958  48,095,537
   *Sirtec International Co., Ltd......................     454,000     565,679
    Sitronix Technology Corp...........................   1,341,000   1,896,011

                                     1611

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
TAIWAN -- (Continued)
  #*Siward Crystal Technology Co., Ltd..................  1,411,875 $   425,035
   *Solomon Technology Corp.............................  1,375,950     547,503
  #*Solytech Enterprise Corp............................  2,310,000     724,614
   #Southeast Cement Co., Ltd...........................  3,539,700   1,645,215
    Spirox Corp.........................................  1,115,661     474,405
    Star Comgistic Capital Co., Ltd.....................  1,575,676     754,317
   #Stark Technology, Inc...............................  2,118,200   1,778,942
    Sunonwealth Electric Machine Industry Co., Ltd......    478,421     295,061
   *Sunplus Technology Co., Ltd.........................  8,214,620   2,436,285
    Sunrex Technology Corp..............................  1,041,000     424,559
    Sunspring Metal Corp................................    113,000     114,080
   *Super Dragon Technology Co., Ltd....................    184,175     172,131
   #Supreme Electronics Co., Ltd........................  3,222,681   1,552,446
    Sweeten Construction Co., Ltd.......................  1,233,825     784,624
   *Sysage Technology Co., Ltd..........................    170,000     166,923
    Sysware Systex Corp.................................    801,801     975,951
    Ta Chen Stainless Pipe Co., Ltd.....................  7,322,074   3,726,006
   *Ta Chong Bank, Ltd.................................. 25,875,840   8,946,664
    Ta Ya Electric Wire & Cable Co., Ltd................  8,900,329   2,128,857
   #Tah Hsin Industrial Corp............................  1,700,000   1,748,375
   *TAI Roun Products Co., Ltd..........................     63,000      22,537
    TA-I Technology Co., Ltd............................  1,684,915   1,001,686
    Taichung Commercial Bank............................ 25,379,654   9,161,767
   #Tainan Enterprises Co., Ltd.........................  1,689,183   1,756,268
   #Tainan Spinning Co., Ltd............................ 16,079,442   7,718,709
   #Taishin Financial Holdings Co., Ltd................. 92,810,230  36,782,590
   #Taisun Enterprise Co., Ltd..........................  3,464,410   1,849,160
    Taita Chemical Co., Ltd.............................  3,645,864   1,211,992
   *Taiwan Business Bank................................ 52,053,106  15,859,786
    Taiwan Cement Corp.................................. 44,762,440  60,562,925
    Taiwan Cogeneration Corp............................  3,677,333   2,429,513
    Taiwan Cooperative Financial Holding, Ltd........... 79,569,819  44,352,131
    Taiwan Fertilizer Co., Ltd..........................    601,000   1,491,598
    Taiwan Fire & Marine Insurance Co., Ltd.............  1,144,000     843,287
   *Taiwan Flourescent Lamp Co., Ltd....................    756,000      76,300
   #Taiwan Fu Hsing Industrial Co., Ltd.................  2,128,000   1,933,131
   #Taiwan Glass Industry Corp..........................  9,558,710   9,372,646
   *Taiwan Hopax Chemicals Manufacturing Co., Ltd.......    580,000     364,019
   *Taiwan Kolin Co., Ltd...............................  5,797,000          --
  #*Taiwan Land Development Corp........................ 11,199,756   4,289,132
    Taiwan Mask Corp....................................  3,154,250   1,089,918
    Taiwan Navigation Co., Ltd..........................    706,000     575,730
    Taiwan Paiho Co., Ltd...............................  3,217,550   1,855,480
   *Taiwan Prosperity Chemical Corp.....................    183,000     240,961
   #Taiwan Pulp & Paper Corp............................  7,065,660   2,231,509
    Taiwan Sakura Corp..................................  2,643,472   1,549,888
   *Taiwan Semiconductor Co., Ltd.......................    528,000     233,645
    Taiwan Sogo Shinkong Security Co., Ltd..............    244,205     292,523
   *Taiwan Styrene Monomer Corp......................... 10,407,856   2,245,374
   *Taiwan Surface Mounting Technology Co., Ltd.........     64,000      95,174
    Taiwan Tea Corp..................................... 10,090,092   5,553,332
   *Taiwan Union Technology Corp........................  1,262,000     669,526
    Taiyen Biotech Co., Ltd.............................  3,286,000   2,324,241
  #*Tatung Co., Ltd..................................... 30,351,982   8,241,127
   *Teapo Electronic Corp...............................    177,860      24,856
    Teco Electric & Machinery Co., Ltd.................. 30,711,725  25,550,371
   *Tecom, Ltd..........................................    703,753      49,133
   *Tekcore Co., Ltd....................................    331,000     146,624
    Test-Rite International Co., Ltd....................  1,574,266   1,178,830
   #Thinking Electronic Industrial Co., Ltd.............  1,396,000   1,360,302
    Ton Yi Industrial Corp.............................. 12,140,600   7,075,865

                                     1612

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
TAIWAN -- (Continued)
   #Tong Yang Industry Co., Ltd........................   5,293,808 $ 4,733,730
    Tong-Tai Machine & Tool Co., Ltd...................   3,081,753   2,448,260
    Topco Scientific Co., Ltd..........................   1,174,719   1,953,565
   #Topoint Technology Co., Ltd........................   2,333,924   1,409,039
   *Transasia Airways Corp.............................     485,000     255,687
    Tung Ho Steel Enterprise Corp......................  10,511,274  10,618,671
   #Tung Ho Textile Co., Ltd...........................   2,775,000     873,946
    TYC Brother Industrial Co., Ltd....................   2,897,212   1,050,636
  #*Tycoons Group Enterprise Co., Ltd..................   8,178,938   1,752,464
   *Tyntek Corp........................................   4,927,683   1,310,855
  #*Tze Shin International Co., Ltd....................   1,043,472     532,875
   *Unic Technology Corp...............................      36,000      16,965
    Unimicron Technology Corp..........................  24,079,363  24,084,490
  #*Union Bank of Taiwan...............................   9,877,493   3,885,104
   #Unitech Electronics Co., Ltd.......................   1,308,739     642,505
   #Unitech Printed Circuit Board Corp.................  10,421,281   3,504,517
    United Integration Service Co., Ltd................   1,576,000   1,319,905
   #United Microelectronics Corp....................... 208,639,681  81,502,607
   #Universal Cement Corp..............................   5,717,551   3,293,360
   *Universal Microelectronics Co., Ltd................     109,491      27,336
    Universal, Inc.....................................       5,286       3,139
    Unizyx Holding Corp................................   6,645,000   3,425,732
    UPC Technology Corp................................  11,858,140   6,635,623
    USI Corp...........................................   5,766,691   4,556,275
  #*U-Tech Media Corp..................................   1,946,799     354,988
    Ve Wong Corp.......................................   1,594,806   1,098,526
   *Wafer Works Corp...................................   1,834,000     991,173
   *Wah Hong Industrial Corp...........................     202,000     306,217
    Wah Lee Industrial Corp............................   1,616,000   2,190,363
   *Walsin Lihwa Corp..................................  52,788,412  17,806,609
   *Walsin Technology Corp., Ltd.......................   9,690,230   2,281,877
  #*Walton Advanced Engineering, Inc...................   5,292,853   1,540,988
   *Wan Hai Lines Co., Ltd.............................   7,750,000   4,226,787
    WAN HWA Enterprise Co., Ltd........................     649,568     319,063
    Waterland Financial Holdings Co., Ltd..............  29,605,572  10,003,744
   *WEI Chih Steel Industrial Co., Ltd.................   1,914,898     367,175
   *Wei Mon Industry Co., Ltd..........................   3,350,000   1,178,625
    Weikeng Industrial Co., Ltd........................   1,544,550   1,115,316
    Well Shin Technology Co., Ltd......................     949,080   1,322,849
   *Wellypower Optronics Corp..........................   2,128,000     906,432
   *Weltrend Semiconductor, Inc........................   1,696,000     885,648
  #*Winbond Electronics Corp...........................  47,362,885   9,200,340
  #*Wintek Corp........................................  37,354,507  17,890,776
  #Wistron Corp........................................  16,820,650  19,492,009
    WPG Holdings, Ltd..................................     543,092     731,771
    WT Microelectronics Co., Ltd.......................   3,043,096   3,879,506
  #*WUS Printed Circuit Co., Ltd.......................   5,946,928   2,550,013
   *Yageo Corp.........................................  33,224,840   9,771,588
   *Yang Ming Marine Transport Corp....................  24,157,676  11,673,806
    YC INOX Co., Ltd...................................   4,467,667   2,635,331
    Yem Chio Co., Ltd..................................   3,805,228   2,469,342
    YFY, Inc...........................................  17,172,847   8,291,227
  #*Yi Jinn Industrial Co., Ltd........................   4,146,796   1,067,166
    Yieh Phui Enterprise Co., Ltd......................  15,236,235   4,903,825
   #Young Fast Optoelectronics Co., Ltd................   2,690,000   5,015,628
    Yuanta Financial Holding Co., Ltd.................. 140,702,654  76,304,833
   #Yulon Motor Co., Ltd...............................  13,096,572  24,308,120
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....     368,687     747,075
    Yung Tay Engineering Co., Ltd......................     807,000   1,577,877
   #Zenitron Corp......................................   3,103,000   1,893,849
   #Zig Sheng Industrial Co., Ltd......................   8,451,834   2,836,678

                                     1613

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
TAIWAN -- (Continued)
   *Zinwell Corp....................................     502,000 $      420,865
    Zippy Technology Corp...........................     343,000        262,731
                                                                 --------------
TOTAL TAIWAN........................................              2,408,384,065
                                                                 --------------
THAILAND -- (3.2%)
    A.J. Plast PCL (Foreign)........................   1,901,100      1,058,292
    Aapico Hitech PCL (Foreign).....................     539,800        452,549
    Asia Plus Securities PCL (Foreign)..............  16,629,300      1,762,193
    Bangchak Petroleum PCL (Foreign)................   9,727,700     11,743,702
    Bangkok Bank PCL (Foreign)......................   6,294,000     46,434,608
    Bangkok Bank PCL (Foreign) NVDR.................   9,300,200     65,182,488
    Bangkok Expressway PCL (Foreign)................   5,220,100      7,220,963
    Bangkok Insurance PCL (Foreign).................     151,520      1,778,404
    Bangkokland PCL (Foreign)....................... 119,899,203      6,835,300
    Bank of Ayudhya PCL (Foreign)...................  22,788,300     26,746,831
    Bank of Ayudhya PCL (Foreign) NVDR..............   6,065,200      6,762,207
    Banpu PCL (Foreign).............................   1,582,000     20,584,038
    Cal-Comp Electronics (Thailand) PCL (Foreign)...  20,769,400      2,479,513
    Central Plaza Hotel PCL (Foreign)...............     569,900        559,007
    Charoong Thai Wire & Cable PCL (Foreign)........   1,030,300        428,428
    Delta Electronics Thailand PCL (Foreign)........   6,746,600      8,031,667
    Eastern Water Resources Development &
      Management PCL (Foreign)......................   7,202,600      3,212,427
    Esso (Thailand) PCL (Foreign)...................  23,143,400      8,692,357
   *G J Steel PCL (Foreign)......................... 537,140,250      1,801,275
   *G Steel PCL (Foreign)...........................  79,804,200      1,043,717
   *GFPT PCL(Foreign)...............................     151,500         42,676
   *Golden Land Property PCL (Foreign) NVDR.........   2,669,500      1,289,095
    Hana Microelectronics PCL (Foreign).............   4,955,600      3,888,700
    Hermraj Land & Development PCL (Foreign)........   7,850,900        958,326
    ICC International PCL (Foreign).................   2,682,700      3,823,432
    IRPC PCL (Foreign).............................. 126,848,200     18,716,703
    Kang Yong Electric PCL (Foreign)................       3,400         30,215
    KGI Securities (Thailand) PCL (Foreign).........  13,459,500      1,245,748
    Kiatnakin Bank PCL (Foreign)....................   4,662,400      7,778,484
    Krung Thai Bank PCL (Foreign)...................  65,790,600     50,964,549
   *Krungthai Card PCL (Foreign)....................     315,900        460,820
   *Laguna Resorts & Hotels PCL (Foreign)...........   1,342,400      1,541,824
    MBK PCL (Foreign)...............................   1,019,700      3,915,347
    Padaeng Industry PCL (Foreign) NVDR.............   1,412,500        663,146
    Polyplex (Thailand) PCL.........................   4,926,300      2,395,417
    Precious Shipping PCL (Foreign).................   6,199,100      3,409,297
    Property Perfect PCL (Foreign)..................  45,376,400      1,993,396
    PTT Global Chemical PCL (Foreign)...............  31,932,741     85,667,984
    PTT PCL (Foreign)...............................   6,565,700     75,080,607
    Quality Houses PCL (Foreign)....................  65,900,941      6,806,670
   *Regional Container Lines PCL (Foreign)..........   5,615,400      1,421,739
    Saha Pathana Inter-Holding PCL (Foreign)........   2,906,200      2,875,013
    Saha Pathanapibul PCL (Foreign).................   1,594,833      2,727,582
    Saha-Union PCL (Foreign)........................   2,976,400      4,192,113
   *Sahaviriya Steel Industries PCL (Foreign)....... 133,365,940      2,817,590
    SC Asset Corp. PCL (Foreign)....................   4,523,400      4,588,627
    Siam Future Development PCL (Foreign)...........   1,701,100        427,842
    Sri Ayudhya Capital PCL (Foreign)...............     233,300        194,808
    Sri Trang Agro Industry PCL (Foreign)...........   8,115,200      5,061,795
   *Tata Steel (Thailand) PCL (Foreign).............  39,952,400      1,527,355
   *Thai Airways International PCL (Foreign)........  14,595,611     11,306,459
    Thai Carbon Black PCL (Foreign).................     292,000        301,107
    Thai Oil PCL (Foreign)..........................  10,763,000     26,618,754
    Thai Rayon PCL (Foreign)........................     165,000        284,960
    Thai Stanley Electric PCL (Foreign).............     193,800      1,559,759
    Thai Stanley Electric PCL (Foreign) NVDR........      43,100        346,881

                                     1614

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
THAILAND -- (Continued)
    Thai Wacoal PCL (Foreign).........................      93,300 $    152,528
   *Thaicom PCL (Foreign).............................   4,469,100    3,491,953
    Thanachart Capital PCL (Foreign)..................   9,080,500   11,799,778
    Thoresen Thai Agencies PCL (Foreign)..............   5,833,500    3,462,540
    Ticon Industrial Connection PCL (Foreign).........   1,432,487      802,231
   *Tipco Asphalt PCL (Foreign).......................      13,700       21,478
    Tisco Financial Group PCL (Foreign)...............   1,680,100    2,957,923
    TMB Bank PCL (Foreign)............................ 227,974,100   17,277,715
    Total Access Communication PCL (Foreign)
      (B1XFLM7).......................................   1,045,780    2,875,895
    Total Access Communication PCL (Foreign)
      (B231MK7).......................................   4,347,900   12,612,118
    TPI Polene PCL (Foreign)..........................  11,792,824    5,852,911
   *Tycoons Worldwide Group PCL (Foreign).............   1,243,300      256,415
    Vanachai Group PCL (Foreign)......................   8,582,300    1,329,652
    Vinythai PCL (Foreign)............................   6,527,717    4,465,641
                                                                   ------------
TOTAL THAILAND........................................              627,093,564
                                                                   ------------
TURKEY -- (2.6%)
    Adana Cimento Sanayii T.A.S. Series A.............     930,728    2,106,980
    Adana Cimento Sanayii T.A.S. Series C.............           1           --
    Akcansa Cimento A.S...............................     163,933    1,109,342
   *Akenerji Elektrik Uretim A.S......................   1,809,510    1,740,289
   *Akfen Holding A.S.................................     191,847    1,112,652
    Aksa Akrilik Kimya Sanayii A.S....................   1,735,088    5,033,054
    Aksigorta A.S.....................................   1,235,261    1,552,418
    Alarko Holding A.S................................   1,328,166    4,111,876
   *Albaraka Turk Katilim Bankasi A.S.................   3,392,872    3,670,502
   *Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
     A.S..............................................      54,054    1,068,586
   *Anadolu Anonim Tuerk Sigorta Sirketi A.S..........   4,326,842    2,930,542
   *Anadolu Cam Sanayii A.S...........................   1,915,956    3,149,978
    Arcelik A.S.......................................           1            5
   *Asya Katilim Bankasi A.S..........................  10,427,239   13,224,738
    Ayen Enerji A.S...................................           1            1
    Aygaz A.S.........................................   1,020,159    5,749,551
    Baticim Bati Anabolu Cimento Sanayii A.S..........     259,882    1,020,909
    Bolu Cimento Sanayii A.S..........................   1,056,634      908,043
    Borusan Mannesmann Boru Sanayi ve Ticaret A.S.....     151,966    2,437,672
    Cimsa Cimento Sanayi ve Ticaret A.S...............     598,554    3,490,827
   *Deva Holding A.S..................................     685,723      794,930
   *Dogan Gazetecilik A.S.............................     572,836      492,234
   *Dogan Sirketler Grubu Holding A.S.................  16,350,353   10,044,810
   *Dogan Yayin Holding A.S...........................          --           --
    Dogus Otomotiv Servis ve Ticaret A.S..............     551,562    2,813,153
    Eczacibasi Yatirim Holding Ortakligi A.S..........     754,381    2,675,307
    EGE Seramik Sanayi ve Ticaret A.S.................   1,130,334    1,370,786
    EIS Eczacibasi Ilac ve Sinai ve Finansal
      Yatirimlar Sanayi ve Ticaret A.S................   3,954,537    4,543,147
    Eregli Demir ve Celik Fabrikalari T.A.S...........  17,225,650   24,492,337
    Gentas Genel Metal Sanayi ve Ticaret A.S..........     816,165      631,604
   *Global Yatirim Holding A.S........................   4,381,715    3,508,743
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
      A.S.............................................       2,576       91,953
   *GSD Holding A.S...................................   4,585,286    2,165,511
   *Gunes Sigorta A.S.................................     424,619      551,790
   *Hurriyet Gazetecilik ve Matbaacilik A.S...........   3,447,484    1,844,476
   *Ihlas EV Aletleri A.S.............................   2,765,346    1,178,778
   *Ihlas Holding A.S.................................  14,129,873    9,561,552
   *Is Finansal Kiralama A.S..........................   2,665,969    1,531,897
    Is Yatirim Menkul Degerler A.S....................     415,031      407,062
   *Isiklar Yatirim Holding A.S.......................   1,581,704      584,602
    Ittifak Holding A.S...............................      92,228      271,570
   *Izmir Demir Celik Sanayi A.S......................     752,510    1,682,403
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class A....................................   3,504,754    3,211,144
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class B....................................   1,815,352    2,177,474

                                     1615

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                       SHARES       VALUE++
                                                     ---------- ---------------
TURKEY -- (Continued)
    Kardemir Karabuk Demir Celik Sanayi ve Ticaret
      A.S. Class D.................................. 11,265,029 $    10,125,812
    KOC Holding A.S. Series B....................... 12,307,828      64,222,585
    Kordsa Global Endustriyel Iplik ve Kord Bezi
      Sanayi ve Ticaret A.S.........................    758,420       1,690,871
   *Marti Otel Isletmeleri A.S......................         --              --
   *Menderes Tekstil Sanayi ve Ticaret A.S..........  4,899,721       1,563,220
   *Metro Ticari ve Mali Yatirimlar Holding A.S.....  3,286,794       1,044,491
   *Net Turizm Ticaret ve Sanayi A.S................  3,429,929       1,636,600
    Petkim Petrokimya Holding A.S...................  5,705,035       9,955,298
    Pinar Entegre Et ve Un Sanayi A.S...............    338,235       1,308,169
    Pinar SUT Mamulleri Sanayii A.S.................    184,329       1,762,194
   *Polyester Sanayi A.S............................  2,240,081       1,653,504
   *Raks Elektronik Sanayi ve Ticaret A.S...........      5,859           2,632
   *Reysas Tasimacilik ve Lojistik Ticaret A.S......     43,575          18,318
   *Sabah Yayincilik A.S............................     31,938          69,006
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S...........................................  1,335,250       2,042,394
   *Sekerbank T.A.S.................................  6,919,207       7,443,216
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S........  2,275,434       2,718,236
   *Soda Sanayii A.S................................  1,152,613       1,518,795
   *TAT Konserve Sanayii A.S........................    173,444         235,522
    Tekfen Holding A.S..............................  1,844,254       7,550,742
   *Tekstil Bankasi A.S.............................  1,683,023         881,557
   *Trakya Cam Sanayii A.S..........................  4,216,433       6,207,573
    Turcas Petrol A.S...............................  1,352,130       2,888,695
   *Turk Hava Yollari A.S........................... 11,412,196      42,394,352
    Turkiye Is Bankasi A.S.......................... 27,763,003     102,590,479
    Turkiye Sinai Kalkinma Bankasi A.S..............  6,139,213       7,930,332
    Turkiye Sise ve Cam Fabrikalari A.S.............  6,649,420      11,602,178
    Turkiye Vakiflar Bankasi T.A.O.................. 13,789,100      40,294,020
   *Ulker Biskuvi Sanayi A.S........................    709,409       4,036,445
   *Uzel Makina Sanayii A.S.........................    275,043              --
   *Vestel Beyaz Esya Sanayi ve Ticaret A.S.........  1,067,440       1,607,038
   *Vestel Elektronik Sanayi ve Ticaret A.S.........  2,059,212       2,188,447
   *Yapi ve Kredi Bankasi A.S....................... 13,027,710      38,222,823
                                                                ---------------
TOTAL TURKEY........................................                508,450,772
                                                                ---------------
TOTAL COMMON STOCKS.................................             17,587,048,380
                                                                ---------------
PREFERRED STOCKS -- (4.2%)
BRAZIL -- (4.1%)
    Alpargatas SA...................................    239,718       1,733,470
    Banco ABC Brasil SA.............................    852,187       6,222,311
    Banco Alfa de Investimento SA...................     60,126         148,250
    Banco Daycoval SA...............................    567,648       2,930,385
    Banco do Estado do Rio Grande do Sul SA.........    696,821       5,966,203
    Banco Industrial e Comercial SA.................  1,653,100       5,271,391
    Banco Indusval SA...............................        200             800
    Banco Panamericano SA...........................  1,058,948       3,158,737
    Banco Pine SA...................................    345,177       2,525,537
    Banco Sofisa SA.................................    694,800       1,280,496
    Braskem SA Preferred Series A...................  2,145,332      16,170,655
   #Braskem SA Sponsored ADR........................    625,703       9,510,686
   *Cia de Tecidos Norte de Minas - Coteminas SA....    903,575       1,588,125
    Cia Ferro Ligas da Bahia - Ferbasa..............    901,634       5,342,748
    Eucatex SA Industria e Comercio SA..............    187,688         824,702
    Financeira Alfa SA Credito Financiamento e
      Investimentos.................................     33,900          82,565
    Forjas Taurus SA................................  1,011,690       1,442,840
    Gerdau SA.......................................  4,348,672      38,150,651
   #Gerdau SA Sponsored ADR......................... 11,317,127      99,930,231
   *Inepar SA Industria e Construcoes...............  1,430,808       1,192,729
    Klabin SA.......................................  5,813,086      39,846,649
   *Mangels Industrial SA...........................      3,600           4,899
    Marcopolo SA....................................    138,930         938,363

                                     1616

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                     SHARES         VALUE++
                                                   ------------ ---------------
BRAZIL -- (Continued)
    Parana Banco SA...............................      117,400 $       812,400
    Petroleo Brasileiro SA........................   15,421,603     140,016,864
    Petroleo Brasileiro SA ADR....................   18,182,356     328,918,820
   *Suzano Papel e Celulose SA....................    6,543,800      23,988,621
    Unipar Participacoes SA Preferred Series B....    9,208,736       2,127,209
    Usinas Siderurgicas de Minas Gerais SA
      Perferred Series A..........................   11,752,415      61,023,914
    Whirlpool SA..................................       70,400         114,897
                                                                ---------------
TOTAL BRAZIL......................................                  801,266,148
                                                                ---------------
COLOMBIA -- (0.1%)
   *Banco Davivienda SA...........................        7,851         106,660
    Grupo de Inversiones Suramericana SA..........      374,823       8,144,976
                                                                ---------------
TOTAL COLOMBIA....................................                    8,251,636
                                                                ---------------
INDIA -- (0.0%)
   *JSW ISPAT Steel, Ltd..........................      488,036          42,596
                                                                ---------------
MALAYSIA -- (0.0%)
   *TA Global Berhad..............................    2,475,383         182,890
                                                                ---------------
TOTAL PREFERRED STOCKS............................                  809,743,270
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
   *Viver Incorporadora e Construtora SA Receipts.      508,767         214,610
                                                                ---------------
CHILE -- (0.0%)
   *Corpbanca SA Rights 02/14/13..................  159,667,621         173,117
                                                                ---------------
INDIA -- (0.0%)
   *Bajaj Finance, Ltd. Rights 02/21/2013.........       13,275          47,719
                                                                ---------------
MALAYSIA -- (0.0%)
   *Hubline Berhad Warrants 11/04/19..............      925,580           5,958
   *Malayan Flour Mills Berhad Warrants 05/09/17..       27,250           1,886
   *WCT Berhad Warrants 12/11/17..................    1,214,860         107,527
                                                                ---------------
TOTAL MALAYSIA....................................                      115,371
                                                                ---------------
POLAND -- (0.0%)
   *Polimex-Mostostal SA Rights...................   10,512,907          50,334
                                                                ---------------
TAIWAN -- (0.0%)
   *Wah Hong Industrial Corp. Rights 03/06/13.....       28,516           4,539
                                                                ---------------
THAILAND -- (0.0%)
   *G J Steel PCL (Foreign) Warrants 12/12/17.....   32,228,415              --
                                                                ---------------
TOTAL RIGHTS/WARRANTS.............................                      605,690
                                                                ---------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                      (000)         VALUE+
                                                   ------------ ---------------
SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@DFA Short Term Investment Fund................   94,814,175   1,097,000,000
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.17%, 02/01/13
     (Collateralized by FNMA 3.500%, 11/01/42,
     valued at $1,702,374) to be repurchased at
     $1,669,002................................... $      1,669       1,668,994
                                                                ---------------
TOTAL SECURITIES LENDING COLLATERAL...............                1,098,668,994
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $18,304,951,928)^^........................              $19,496,066,334
                                                                ===============

                                     1617

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of January 31, 2013, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            VALUATION INPUTS
                         ------------------------------------------------------
                                INVESTMENT IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
Common Stocks
   Brazil............... $1,219,133,145 $     1,923,614   --    $ 1,221,056,759
   Chile................    275,516,115       2,765,273   --        278,281,388
   China................    254,249,820   2,862,564,797   --      3,116,814,617
   Colombia.............      9,467,127         753,600   --         10,220,727
   Czech Republic.......             --      36,472,698   --         36,472,698
   Hong Kong............             --              86   --                 86
   Hungary..............             --     101,989,475   --        101,989,475
   India................    182,981,789   1,314,131,978   --      1,497,113,767
   Indonesia............             --     533,806,715   --        533,806,715
   Israel...............             --         920,919   --            920,919
   Malaysia.............             --     572,795,908   --        572,795,908
   Mexico...............  1,356,332,186         804,311   --      1,357,136,497
   Philippines..........             --     218,419,405   --        218,419,405
   Poland...............             --     281,168,684   --        281,168,684
   Russia...............             --     786,723,093   --        786,723,093
   South Africa.........    192,521,763   1,131,686,697   --      1,324,208,460
   South Korea..........    359,062,365   2,346,928,416   --      2,705,990,781
   Taiwan...............     36,982,705   2,371,401,360   --      2,408,384,065
   Thailand.............    625,292,289       1,801,275   --        627,093,564
   Turkey...............             --     508,450,772   --        508,450,772
Preferred Stocks
   Brazil...............    801,266,148              --   --        801,266,148
   Colombia.............      8,251,636              --   --          8,251,636
   India................             --          42,596   --             42,596
   Malaysia.............             --         182,890   --            182,890
Rights/Warrants
   Brazil...............             --         214,610   --            214,610
   Chile................             --         173,117   --            173,117
   India................             --          47,719   --             47,719
   Malaysia.............             --         115,371   --            115,371
   Poland...............             --          50,334   --             50,334
   Taiwan...............             --           4,539   --              4,539
   Thailand.............             --              --   --                 --
Securities Lending
  Collateral............             --   1,098,668,994   --      1,098,668,994
                         -------------- ---------------   --    ---------------
TOTAL................... $5,321,057,088 $14,175,009,246   --    $19,496,066,334
                         ============== ===============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                                     1618

ORGANIZATION

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

   The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   o Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

                                     1619

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in the Security Valuation note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund had no material transfers between Level 1 and Level 2 during the period ended January 31, 2013.

FINANCIAL INSTRUMENTS

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At January 31, 2013, the Fund had no outstanding futures contracts.

                                     1620

FEDERAL TAX COST

   At January 31, 2013, the total cost of securities for federal income tax purposes was $18,318,620,056 for Dimensional Emerging Markets Value Fund.

RECENTLY ISSUED ACCOUNTING STANDARDS

   In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity's financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. Generally Accepted Accounting Principles and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the financial statements.

OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

                                     1621

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By: /s/ David G. Booth
    --------------------------------------
    David G. Booth
    Chairman, Director, President and
    Co-Chief Executive Officer

Date: March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David G. Booth
    --------------------------------------
    David G. Booth
    Principal Executive Officer
    DFA Investment Dimensions Group Inc.

Date: March 27, 2013


By: /s/ David R. Martin
    --------------------------------------
    David R. Martin
    Principal Financial Officer
    DFA Investment Dimensions Group Inc.

Date: March 27, 2013